UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of principal executive offices)

SHANE DALY

Executive Vice President, General Counsel and Secretary

Equitable Investment Management Group, LLC

1345 Avenue of the Americas

New York, New York 10105

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 - December 31, 2023

Item 1.	Reports to Stockholders.

Item 1(a):

EQ Advisors Trust

Annual Report

December 31, 2023

EQ Advisors Trust Annual Report

December 31, 2023

EQ/Equity 500 Index	791
EQ/Fidelity Institutional AM® Large Cap	806
EQ/Franklin Moderate Allocation	818
EQ/Franklin Rising Dividends	833
EQ/Franklin Small Cap Value Managed Volatility	842
EQ/Global Equity Managed Volatility	870
EQ/Goldman Sachs Growth Allocation	894
EQ/Goldman Sachs Mid Cap Value	902
EQ/Goldman Sachs Moderate Growth Allocation	911
EQ/Intermediate Corporate Bond	925
EQ/Intermediate Government Bond	941
EQ/International Core Managed Volatility	951
EQ/International Equity Index	971
EQ/International Value Managed Volatility	992
EQ/Invesco Comstock	1019
EQ/Invesco Global	1030
EQ/Invesco Global Real Assets	1038
EQ/Invesco Moderate Allocation	1046
EQ/Invesco Moderate Growth Allocation	1060
EQ/Janus Enterprise	1081
EQ/JPMorgan Growth Allocation	1090
EQ/JPMorgan Growth Stock (formerly EQ/T. Rowe Price Growth Stock)	1098
EQ/JPMorgan Value Opportunities	1107
EQ/Large Cap Core Managed Volatility	1117
EQ/Large Cap Growth Index	1132
EQ/Large Cap Growth Managed Volatility	1146
EQ/Large Cap Value Index	1161
EQ/Large Cap Value Managed Volatility	1179
EQ/Lazard Emerging Markets Equity	1198
EQ/Long-Term Bond	1206
EQ/Loomis Sayles Growth	1224
EQ/MFS International Growth	1232
EQ/MFS International Intrinsic Value	1241
EQ/MFS Mid Cap Focused Growth	1249
EQ/MFS Technology	1257
EQ/MFS Utilities Series	1264
EQ/Mid Cap Index	1274
EQ/Mid Cap Value Managed Volatility	1288
EQ/Money Market	1306
EQ/Morgan Stanley Small Cap Growth	1313
EQ/PIMCO Global Real Return	1332
EQ/PIMCO Real Return	1347
EQ/PIMCO Total Return ESG	1365
EQ/PIMCO Ultra Short Bond	1390
EQ/Quality Bond PLUS	1407
EQ/Small Company Index	1435
EQ/T. Rowe Price Health Sciences	1463
EQ/Value Equity	1472
EQ/Wellington Energy	1481
Multimanager Aggressive Equity	1489
Multimanager Core Bond	1503
Multimanager Technology	1557

Notes to Financial Statements	1570

Report of Independent Registered Public Accounting Firm	1621

Approvals of Investment Advisory and Sub-Advisory Agreements (Unaudited)	1668

Federal Income Tax Information (Unaudited)	1672

Management of the Trust (Unaudited)	1675

Shareholder Meeting Voting Results	1680

Control Person and Principal Holders of Securities (Unaudited)	1681

Proxy Voting Policies and Procedures (Unaudited)	1681

Quarterly Portfolio Holdings Information (Unaudited)	1681

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the EQ Advisors Trust Portfolios (the “Portfolios”) as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return is net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contract holder can invest directly in the Portfolios. Changes in policy values depend not only on the investment performance of the Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses. Each of the Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in Class IA, Class IB and/or Class K shares of each Portfolio of the EQ Advisors Trust. The periods illustrated are from the inception dates shown, or for a ten year period if the inception date is prior to December 31, 2013, through December 31, 2023. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable to Class IA and Class IB shares. 12b-1 fees are not applicable to Class K shares. The values have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively managed funds. An investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Bloomberg U.S. Credit Corporate 5-10 Year Index

An unmanaged index that includes U.S. dollar- denominated, investment-grade, fixed rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years.

Bloomberg U.S. 7-10 Year Treasury Bond Index

An unmanaged index of securities consisting of all U.S. Treasury securities that have remaining maturities of 7 to 10 years.

Bloomberg U.S. Aggregate Bond Index

An index which covers the U.S. dollar denominated investment- grade, fixed-rate, taxable bond market of securities. The index includes bonds from the Treasury, government-related and corporate securities, agency fixed rate and hybrid adjustable mortgage pass through securities, asset-backed securities and commercial mortgage-backed securities.

Bloomberg U.S. Convertible Liquid Bond Index

An index designed to represent the market of U.S. convertible securities. The index may include investment grade, below investment grade and unrated securities.

Bloomberg U.S. Intermediate Government Bond Index

An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years.

Bloomberg U.S. Intermediate Government/Credit Bond Index

An unmanaged, market value weighted index which includes Treasuries, government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates with maturities of one to 10 years.

Bloomberg U.S. Treasury Bond 3-7 Year Index

An unmanaged index of securities which measures the performance of government bonds issued by the U.S. Treasury that have a remaining maturity of more than three years and less than seven years.

Bloomberg World Government Inflation-Linked Bond Index

An index which measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linked fund is likely and able to invest. To be included a market must have aggregate issuance of $4 billion or more and have minimum rating of A3/A-for G7 and Eurozone issuers, Aa3/AA-otherwise, using the middle rating from Moody’s, S&P and Fitch (“two out of three” rule).

NOTES ON PERFORMANCE (Unaudited)

Bloomberg U.S. TIPS Index

An unmanaged index comprised of all U.S. Treasury Inflation Protected Securities (TIPS) rated investment grade or better (Baa3 or better), having at least one year to final maturity and at least $250 million par amount outstanding.

DJ EuroSTOXX 50® Index (“EuroSTOXX 50”)

Europe’s leading blue-chip index for the Eurozone, provides a blue-chip representation of supersector leaders in the Eurozone. The index covers 50 stocks from 12 Eurozone countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

FTSE 100 Index (“FTSE 100”)

A market capitalization weighted index representing the performance of the 100 largest blue chip companies, listed on the London Stock Exchange, which meet the FTSE’s size and liquidity screening.

FTSE EPRA/NAREIT Developed Index

An index which is designed to measure the performance of listed real estate companies and REITs worldwide.

FTSE NAREIT All Equity REITs Index

FTSE NAREIT All Equity REITs Index measures the performance of all taxqualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria. A REIT is a company that owns, and in most cases, operates income-producing real estate.

ICE BofA 1-year U.S. Treasury Note Index

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of 1-year.

ICE BofA 3-Month U.S. Treasury Bill Index

An index which measures the returns of negotiable debt obligations issued by the U.S. government and backed by its full faith and credit, having a maturity of three months.

ICE BofA U.S. High Yield Index

An index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. It is capitalization-weighted.

International Proxy Index

An index that is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the DJ EuroSTOXX 50® Index at a weighting of 40%, the FTSE 100 Index at a weighting of 25%, the TOPIX Index at a weighting of 25% and the S&P/ASX 200 Index at a weighting of 10%.

Morgan Stanley Capital International (MSCI) ACWI (Net) Index

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 23 developed markets and 24 emerging markets. The index covers approximately 85% of the global investment opportunities.

Morgan Stanley Capital International (MSCI) ACWI ex USA Growth (Net) Index

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 22 developed markets (excluding the U.S.) and 24 emerging markets and has growth style characteristics.

Morgan Stanley Capital International (MSCI) ACWI Growth (Net) Index

An index which captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed markets countries and 24 emerging markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward earnings per share (“EPS”) growth rate, short-term forward EPS growth rate, current internal growth rate, long-term historical EPS growth trend, and long-term historical sales per share growth trend.

Morgan Stanley Capital International (MSCI) EAFE® Index (“MSCI EAFE® Index”)

A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Morgan Stanley Capital International (MSCI) Emerging Markets (Gross Dividends) IndexSM (“MSCI EM (Gross Div) Index”)

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country

NOTES ON PERFORMANCE (Unaudited)

indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Morgan Stanley Capital International (MSCI) Emerging Markets (Net Dividends) IndexSM

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

Morgan Stanley Capital International (MSCI) ACWI Energy (Net) Index

An Index that includes large and mid-cap securities across 23 Developed Markets and 24 Emerging Markets countries. All securities in the index are classified in the Energy sector as per the Global Industry Classification Standard (GICS®).

Morgan Stanley Capital International (MSCI) ACWI Utilities (Net) Index

An Index that captures large and mid-cap representation across 23 Developed Markets and 24 Emerging Markets countries. All securities in the index are classified in the Utilities sector as per the Global Industry Classification Standard (GICS®).

Morgan Stanley Capital International (MSCI) KLD 400 Social Index

A capitalization weighted index of 400 U.S. securities that provides exposure to companies with outstanding Environmental, Social and Governance (ESG) ratings and excludes companies whose products have negative social or environmental impacts.

Morgan Stanley Capital International (MSCI) World 100% Hedged to USD Index

An index that represents a close estimation of the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI World Index, to the USD, the “home” currency for the hedged index. The index is 100% hedged to the USD by selling each foreign currency forward at the one-month Forward weight. The parent index is composed of large and mid cap stocks across 23 Developed Markets countries and its local performance is calculated in 13 different currencies, including the Euro.

Morgan Stanley Capital International (MSCI) World Commodity Producers (Net) Index

A free float-adjusted market capitalization index designed to reflect the performance of listed commodity producers across three industry (or subindustry) categories as defined by the Global Industry Classification Standard (GICS®): energy, metals and agriculture.

Morgan Stanley Capital International (MSCI) World (Net) Index (“MSCI World (Net) Index”)

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Index consists of 23 developed market country indexes.

Russell 1000® Index

An index which measures the performance of approximately 1,000 of the largest companies in the Russell 3000® Index, and represents approximately 92% of the total market capitalization of the Russell 3000® Index. It is market-capitalization weighted.

Russell 1000® Growth Index

An index which measures the performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 1000® Value Index

An index which measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market- capitalization weighted.

Russell 2000® Index

An unmanaged index which measures the performance of approximately 2,000 of the smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index. It is market-capitalization weighted.

Russell 2000® Growth Index

An index which measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 2000® Value Index

An index which measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Russell 3000® Index

An index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of

NOTES ON PERFORMANCE (Unaudited)

the investable U.S. equity market. It is market-capitalization weighted.

Russell 3000® Growth Index

An index which measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell 3000® Health Care Index

An unmanaged index representative of companies involved in medical services or health care in the Russell 3000® Index.

Russell Microcap® Index

An index which measures the performance of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap, which represents less than 3% of the U.S. equity market. It is market-capitalization weighted.

Russell Midcap® Growth Index

An index which measures the performance of those Russell Midcap® Index companies with higher price-to- book ratios and higher forecasted growth values. It is market-capitalization weighted.

Russell Midcap® Value Index

An index which measures the performance of those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. It is market-capitalization weighted.

Standard & Poor’s 500® Composite Stock Price Index (“S&P 500® Index”)

A weighted index of common stocks of 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities. The index is market-capitalization weighted, thereby giving greater weight to companies with the largest market capitalizations.

Standard & Poor’s Australian Security Exchange 200 Index (a.k.a. S&P/ASX 200 Index)

An index recognized as the primary investable benchmark in Australia. The index represents the 200 largest and most liquid publicly listed companies in Australia and represents approximately 78% of the Australian equity market capitalization.

S&P Long-Only Merger Arbitrage Index (“S&P LOMA Index”)

An index which seeks to model a risk arbitrage strategy that exploits commonly observed price changes associated with mergers. The index is comprised of a maximum of 40 large and liquid stocks that are active targets in pending merger deals.

Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index” or “S&P 400® Index”)

A weighted index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. The index captures approximately 7% of the U.S. equities market. The index returns reflect the reinvestment of dividends.

S&P Real Assets Equity Index

A static weighted return of investable and liquid equity indexed components that measures the performance of real return strategies that invest in listed global property, infrastructure, natural resources, and timber and forestry companies.

S&P North American Technology Sector Index

A modified capitalization-weighted index composed of U.S. traded securities classified under the Global Industry Classification Standard (GICS®) technology (sector) and Internet retail (sub-industry).

S&P Target Date® Indices

The S&P Target Date® Index Series comprises eleven multi-asset class indices, each corresponding to a particular target retirement date. The asset allocation for each index in the series is determined once a year through a survey of large fund management companies that offer target date products. Each index is fully investable, with varying levels of exposure to equities, fixed income and commodities.

TOPIX Index (“TOPIX”)

A free-float adjusted capitalization-weighted index that is calculated based on all the domestic common stocks listed on the Tokyo Stock Exchange First Section.

The below hypothetical composite benchmarks were created by Equitable Investment Management Group, LLC, the Trust’s investment manager, to show how the performance of certain Portfolios compares with the return of an index or indices. There is no guarantee that any Portfolio will outperform these or any benchmarks. Portions of a hypothetical composite index against which a Portfolio’s performance is measured were created by Equitable Investment Management Group, LLC to show how a Portfolio’s performance compares with the returns of an index.

EQ/All Asset Growth Allocation Index

The EQ/All Asset Growth Allocation Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government/Credit Bond Index at a weighting of 25%, the MSCI EAFE® Index at a weighting of 20%, the S&P Mid Cap 400® Index at a weighting of 10%, the S&P 500® Index at a

NOTES ON PERFORMANCE (Unaudited)

weighting of 17%, the Russell 2000® Index at a weighting of 8%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 15%, and the FTSE NAREIT All Equity REITs Index at a weighting of 5%.

EQ/Ultra Conservative Strategy Index

EQ/Ultra Conservative Strategy Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 90%, the MSCI EAFE® Index at a weighting of 1.5%, the S&P MidCap 400® Index at a weighting of 1.5%, the S&P 500® Index at a weighting of 5.5%, and the Russell 2000® Index at a weighting of 1.5%.

EQ/Conservative Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 60%, the MSCI EAFE® Index at a weighting of 3%, the S&P MidCap 400® Index at a weighting of 3%, the S&P 500® Index at a weighting of 11%, the Russell 2000® Index at a weighting of 3%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 7% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 13%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 66%, 14% and 0%, respectively.

EQ/Conservative Growth Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 43%, the MSCI EAFE® Index at a weighting of 7%, the S&P MidCap 400® Index at a weighting of 7%, the S&P 500® Index at a weighting of 19%, the Russell 2000® Index at a weighting of 7%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 12%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 50%, 10% and 0%, respectively.

EQ/Balanced Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 35%, the MSCI EAFE® Index at a weighting of 8%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 26%, the Russell 2000® Index at a weighting of 8%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 4% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 11%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 42%, 8% and 0%, respectively.

EQ/Moderate Growth Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 27%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 10%, the S&P 500® Index at a weighting of 30%, the Russell 2000® Index at a weighting of 10%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 3.5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 9.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 33%, 7% and 0%, respectively.

EQ/Growth Strategy Index is a hypothetical time- weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 20%, the MSCI EAFE® Index at a weighting of 12%, the S&P MidCap 400® Index at a weighting of 12%, the S&P 500® Index at a weighting of 34%, the Russell 2000® Index at a weighting of 12%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 2.5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 7.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 25%, 5% and 0%, respectively.

EQ/Aggressive Growth Strategy Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 13.5%, the MSCI EAFE® Index at a weighting of 13%, the S&P MidCap 400® Index at a weighting of 13%, the S&P 500® Index at a weighting of 41%, the Russell 2000® Index at a weighting of 13%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 1.5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate

NOTES ON PERFORMANCE (Unaudited)

Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 17%, 3% and 0%, respectively.

EQ/Conservative Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 60%, the MSCI EAFE® Index at a weighting of 5%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 10%, the Russell 2000® Index at a weighting of 1%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 7% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 13%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 66%, 14% and 0%, respectively.

EQ/Conservative-Plus Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 43%, the MSCI EAFE® Index at a weighting of 10%, the S&P MidCap 400® Index at a weighting of 8%, the S&P 500® Index at a weighting of 18%, the Russell 2000® Index at a weighting of 4%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 12%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 50%, 10% and 0%, respectively.

EQ/Moderate Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 35%, the MSCI EAFE® Index at weighting of 15%, the S&P MidCap 400® Index at weighting of 9%, the S&P 500® Index at a weighting of 20%, the Russell 2000® Index at a weighting of 6%, the ICE BofA 3-Month U.S. Treasury Bill Index at weighting of 4% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 11%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 42%, 8% and 0%, respectively.

EQ/Moderate-Plus Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 20%, the MSCI EAFE® Index at weighting of 20%, the S&P MidCap 400® Index at weighting of 12%, the S&P 500® Index at a weighting of 28%, the Russell 2000® Index at a weighting of 10%, the ICE BofA 3-Month U.S. Treasury Bill Index at weighting of 2.5% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 7.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 25%, 5% and 0%, respectively.

EQ/Aggressive Allocation Index is a hypothetical time-weighted combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 6.5%, the MSCI EAFE® Index at a weighting of 25%, the S&P MidCap 400® Index at a weighting of 14%, the S&P 500® Index at a weighting of 39%, the Russell 2000® Index at a weighting of 12%, the ICE BofA 3-Month U.S. Treasury Bill Index at a weighting of 1% and the Bloomberg U.S. Long Government/Credit Bond Index at a weighting of 2.5%. Prior to January 1, 2022, the weightings of the Bloomberg U.S. Intermediate Government Bond Index, ICE BofA 3-Month U.S. Treasury Bill Index, and Bloomberg U.S. Long Government/Credit Bond Index were 8%, 2% and 0%, respectively.

Equitable Conservative Growth MF/ETF Index Equitable Conservative Growth MF/ETF Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI ACWI Index at a weighting of 40% and the Bloomberg U.S. Aggregate Bond Index at a weighting of 60%.

Equitable Moderate Growth MF/ETF Index

Equitable Moderate Growth MF/ETF Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI ACWI Index at a weighting of 60% and the Bloomberg U.S. Aggregate Bond Index at a weighting of 40%.

Equitable Growth MF/ETF Index

Equitable Growth MF/ETF Index is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI ACWI Index at a weighting of 80% and the Bloomberg U.S. Aggregate Bond Index at a weighting of 20%.

NOTES ON PERFORMANCE (Unaudited)

1290 VT Moderate Growth Allocation Index

An Index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Credit Corporate 5-10 Year Index at a weighting of 40%, the MSCI EAFE® Index at a weighting of 18%, the S&P MidCap 400® Index at a weighting of 5%, the S&P 500® Index at a weighting of 35%, and the Russell 2000® Index at a weighting of 2%.

EQ/AB Dynamic Aggressive Growth Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 20%, the MSCI EAFE® Index at a weighting of 24%, the S&P MidCap 400® Index at a weighting of 5%, the S&P 500® Index at a weighting of 46% and the Russell 2000® Index at a weighting of 5%.

EQ/AB Dynamic Growth Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 30%, the MSCI EAFE® Index at a weighting of 21%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 41% and the Russell 2000® Index at a weighting of 4%.

EQ/AB Dynamic Moderate Growth Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 40%, the MSCI EAFE® Index at a weighting of 18%, the S&P MidCap 400® Index at a weighting of 4%, the S&P 500® Index at a weighting of 34% and the Russell 2000® Index at a weighting of 4%.

EQ/American Century Moderate Growth Allocation Index

An Index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Credit Corporate 5-10 Year Index at a weighting of 40%, the MSCI EAFE® Index at a weighting of 18%, the S&P MidCap 400® Index at a weighting of 3%, the S&P 500® Index at a weighting of 36%, and the Russell 2000® Index at a weighting of 3%.

EQ/Franklin Moderate Allocation Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Treasury Bond 3-7 Year Index Index at a weighting of 45%, the MSCI EAFE® Index at a weighting of 26.5%, the S&P MidCap 400® Index at a weighting of 7.5%, the S&P 500® Index at a weighting of 17% and the Russell 2000® Index at a weighting of 4%.

EQ/Goldman Sachs Growth Allocation Index

An Index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI World 100% Hedged to USD Index at a weighting of 70% and the Bloomberg U.S. Credit Corporate 5-10 Year Index at a weighting of 30%.

EQ/Goldman Sachs Moderate Growth Allocation Index

An index which is a hypothetical combination of unmanaged indexes. The composite or “blended” index combines the total return of the MSCI World 100% Hedged to USD Index at a weighting of 60% and the Bloomberg U.S. 7-10 Year Treasury Bond Index at a weighting of 40%.

EQ/Invesco Moderate Allocation Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Intermediate Government Bond Index at a weighting of 50%, the MSCI EAFE® Index at a weighting of 20%, the S&P MidCap 400® Index at a weighting of 3.5%, the S&P 500® Index at a weighting of 23%, and the Russell 2000® Index at a weighting of 3.5%.

EQ/Invesco Moderate Growth Allocation Index

An Index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the Bloomberg U.S. Credit Corporate 5-10 Year Index at a weighting of 40%, the MSCI EAFE® Index at a weighting of 24%, the S&P MidCap 400® Index at a weighting of 4%, the S&P500® Index at a weighting of 28%, and the Russell 2000® Index at a weighting of 4%.

EQ/JPMorgan Growth Allocation Index

An index which is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI World 100% Hedged to USD Index at a weighting of 65% and the Bloomberg U.S. Intermediate Treasury Index at a weighting of 35%.

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	14.15%	7.69%	5.27%
Portfolio – Class IB Shares	14.15	7.70	5.27
Portfolio – Class K Shares	14.39	7.95	5.53
EQ/All Asset Growth Allocation Index	13.92	7.85	5.76
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government/Credit Bond Index	5.24	1.59	1.72

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 14.15% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/All Asset Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government/Credit Bond Index, which returned 13.92%, 26.29% and 5.24%, respectively.

Portfolio Highlights

The Portfolio allocates its assets between global equities, world bonds and a diversified sleeve of alternative sectors and strategies. Its total return for any period is, therefore, based on the weighting and performance of each underlying holding. In the year ended December 31, 2023, the Portfolio’s 56% allocation to equities generated around 75% of its total return. Alternatives generated around 15% of the total return, and bonds contributed about 10%. The combination of these holdings produced gains generally attributable to the durability of the global economic expansion last year — mixed with ongoing uncertainty around the likelihood of a recession and expectations for falling interest rates.

What helped performance during the year:

•

Among equity holdings, the Portfolio benefitted from its holdings in the U.S. growth equity sector, including actively managed funds EQ/Loomis Sayles Growth Portfolio and EQ/JPMorgan Growth Stock Portfolio. Also additive were holdings in the U.S. small-cap sector, including actively managed funds 1290 VT GAMCO Small Company Portfolio and EQ/AB Small Cap Growth Portfolio.

•

The Portfolio’s alternative holdings were also positive, including actively managed 1290 VT GAMCO Mergers & Acquisitions Portfolio and 1290 VT Convertible Securities Portfolio. Holdings indexed to gold and precious metals were also additive.

•

Among bond holdings, actively managed 1290 VT High Yield Bond Portfolio and the EQ/Core Plus Bond Portfolio were both positive. Global holdings also contributed, including an indexed emerging markets bond portfolio and the EQ/PIMCO Global Real Return Portfolio, which invests in inflation-indexed strategies.

What hurt performance during the year:

•

Among equity holdings, the Portfolio realized negative returns from indexed Chinese equity holdings and saw minimal returns from indexed holdings in small capitalization emerging markets equities and emerging Asia/Pacific equities.

•	Within the Portfolio’s alternative holdings the 1290 VT Natural Resources Portfolio, which invested heavily in oil-related companies, was minimally positive.

•	Among bond holdings, actively managed EQ/Intermediate Government Bond Portfolio and 1290 Diversified Bond Fund struggled, producing minimal returns for the year.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	56.2%
Fixed Income	21.7
Alternatives	13.6
Commodity	6.6
Investment Company	1.9

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/MFS International Growth Portfolio	7.8%
1290 VT GAMCO Small Company Value Portfolio	6.1
EQ/AB Small Cap Growth Portfolio	6.0
EQ/Loomis Sayles Growth Portfolio	5.8
1290 VT GAMCO Mergers & Acquisitions Portfolio	5.4
EQ/JPMorgan Growth Stock Portfolio	5.3
EQ/Core Plus Bond Portfolio	4.9
Invesco DB Precious Metals Fund	4.1
EQ/Invesco Comstock Portfolio	4.1
1290 VT Real Estate Portfolio	3.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,056.50	$2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.81
Class IB
Actual	1,000.00	1,056.80	2.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.42	2.81
Class K
Actual	1,000.00	1,057.30	1.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.68	1.54

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.55%, 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Commodity (6.7%)
Invesco DB Precious Metals Fund‡	370,990	$18,530,951
iShares Gold Trust*	296,500	11,572,395

Total Commodity		30,103,346

Equity (3.6%)
iShares China Large-Cap ETF (x)	67,185	1,614,455
iShares International Developed Property ETF‡	140,710	4,033,241
iShares MSCI EAFE Small-Cap ETF	109,870	6,800,952
SPDR S&P Emerging Asia Pacific ETF (x)	15,550	1,571,575
SPDR S&P Emerging Markets SmallCap ETF (x)	37,945	2,142,375

Total Equity		16,162,598

Fixed Income (2.0%)
iShares JP Morgan USD Emerging Markets Bond ETF (x)	100,960	8,991,498

Total Exchange Traded Funds (12.3%) (Cost $47,393,390)		55,257,442

INVESTMENT COMPANIES:
Alternatives (13.9%)
1290 VT Convertible Securities Portfolio‡	1,450,647	13,153,121
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	1,984,703	24,488,777
1290 VT Natural Resources Portfolio‡	737,893	7,203,014
1290 VT Real Estate Portfolio‡	2,947,361	17,118,959

Total Alternatives		61,963,871

Equity (53.4%)
1290 VT Equity Income Portfolio‡	1,973,922	9,489,848
1290 VT GAMCO Small Company Value Portfolio‡	395,857	27,653,347
1290 VT SmartBeta Equity ESG Portfolio‡	629,601	10,814,160
EQ/AB Small Cap Growth Portfolio‡	1,616,622	27,101,539
EQ/Emerging Markets Equity PLUS Portfolio‡	1,123,194	9,867,717
EQ/International Equity Index Portfolio‡	1,122,202	12,045,465
EQ/Invesco Comstock Portfolio‡	922,232	18,505,411
EQ/Janus Enterprise Portfolio‡	213,917	4,531,797
EQ/JPMorgan Growth Stock Portfolio*‡ (a)	403,066	24,051,564
EQ/JPMorgan Value Opportunities Portfolio‡	874,796	16,650,217
EQ/Loomis Sayles Growth Portfolio*‡	2,521,198	26,117,726
EQ/MFS International Growth Portfolio‡	4,873,076	35,495,252
EQ/Value Equity Portfolio‡	758,318	16,634,993

Total Equity		238,959,036

Fixed Income (20.0%)
1290 Diversified Bond Fund‡	836,142	7,483,469
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,157,191	9,956,319
1290 VT High Yield Bond Portfolio‡	1,601,408	13,971,551
EQ/Core Plus Bond Portfolio‡	6,299,555	22,143,105
EQ/Intermediate Government Bond Portfolio‡	420,910	4,001,216
EQ/PIMCO Global Real Return Portfolio‡	2,123,506	15,931,338
EQ/PIMCO Ultra Short Bond Portfolio‡	797,601	7,760,569
Multimanager Core Bond Portfolio‡	962,442	8,287,592

Total Fixed Income		89,535,159

Total Investment Companies (87.3%) (Cost $407,423,369)		390,458,066

SHORT-TERM INVESTMENTS:
Investment Companies (1.9%)
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	4,409,215	4,409,215
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	4,000,000	4,000,000

Total Investment Companies		8,409,215

Total Short-Term Investments (1.9%) (Cost $8,409,215)		8,409,215

Total Investments in Securities (101.5%) (Cost $463,225,974)		454,124,723
Other Assets Less Liabilities (-1.5%)		(6,649,185)

Net Assets (100%)		$447,475,538

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $8,219,364. This was collateralized by $12,564 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.000%, maturing 1/15/24 - 11/15/53 and by cash of $8,409,215 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Commodity
Invesco DB Gold Fund	—	6,571,091	—	(6,894,803)	1,066,441	(742,729)	—	—	—
Invesco DB Precious Metals Fund	370,990	8,100,412	12,146,135	(2,876,342)	55,780	1,104,966	18,530,951	—	—
Invesco DB Silver Fund	—	3,357,529	—	(3,293,915)	547,203	(610,817)	—	—	—
Equity
iShares International Developed Property ETF	140,710	3,851,275	—	—	—	181,966	4,033,241	95,981	—
INVESTMENT COMPANIES:
Alternatives
1290 VT Convertible Securities Portfolio	1,450,647	12,402,945	1,027,056	(1,580,261)	5,518	1,297,863	13,153,121	346,989	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	1,984,703	23,373,966	2,277,608	(2,370,391)	265	1,207,329	24,488,777	313,368	694,140
1290 VT Natural Resources Portfolio	737,893	8,514,282	369,495	(1,503,006)	(9,771)	(167,986)	7,203,014	266,599	—
1290 VT Real Estate Portfolio	2,947,361	16,811,178	1,071,990	(2,031,764)	(36,453)	1,304,008	17,118,959	240,476	—
Equity
1290 VT Equity Income Portfolio	1,973,922	10,033,605	890,730	(1,153,006)	6,608	(288,089)	9,489,848	215,351	572,483
1290 VT GAMCO Small Company Value Portfolio	395,857	26,825,659	2,407,595	(4,886,273)	152,344	3,154,022	27,653,347	198,572	1,823,166
1290 VT SmartBeta Equity ESG Portfolio	629,601	10,947,851	420,203	(1,991,633)	(26,463)	1,464,202	10,814,160	160,718	118,005
EQ/AB Small Cap Growth Portfolio	1,616,622	26,695,814	657,838	(4,515,030)	16,006	4,246,911	27,101,539	104,617	38,743
EQ/Emerging Markets Equity PLUS Portfolio	1,123,194	9,775,222	372,882	(1,015,882)	(670)	736,165	9,867,717	257,126	—
EQ/International Equity Index Portfolio	1,122,202	12,160,648	492,208	(2,491,633)	123,871	1,760,371	12,045,465	350,727	—
EQ/Invesco Comstock Portfolio	922,232	19,006,261	1,949,517	(2,894,639)	(17,862)	462,134	18,505,411	324,998	1,380,143
EQ/Janus Enterprise Portfolio	213,917	4,699,233	322,742	(975,751)	10,346	475,227	4,531,797	10,030	286,988
EQ/JPMorgan Growth Stock Portfolio*(a)	403,066	18,213,798	3,394,535	(2,596,142)	(22,563)	5,061,936	24,051,564	—	3,098,711
EQ/JPMorgan Value Opportunities Portfolio	874,796	17,608,096	1,281,913	(3,007,515)	4,893	762,830	16,650,217	264,033	760,643
EQ/Loomis Sayles Growth Portfolio*	2,521,198	20,512,164	1,342,087	(3,346,142)	(4,257)	7,613,874	26,117,726	—	1,046,261
EQ/MFS International Growth Portfolio	4,873,076	34,855,023	2,233,618	(4,724,900)	(32,250)	3,163,761	35,495,252	512,557	1,296,621
EQ/Value Equity Portfolio	758,318	16,108,712	487,291	(2,644,639)	(55,976)	2,739,605	16,634,993	215,124	27,791
Fixed Income
1290 Diversified Bond Fund	836,142	6,505,664	1,005,684	—	—	(27,879)	7,483,469	255,684	—
1290 VT DoubleLine Opportunistic Bond Portfolio	1,157,191	9,665,822	1,328,587	(1,241,633)	245	203,298	9,956,319	437,109	—
1290 VT High Yield Bond Portfolio	1,601,408	13,159,013	1,504,636	(1,467,384)	113	775,173	13,971,551	837,431	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Core Plus Bond Portfolio	6,299,555	22,777,660	1,589,278	(2,709,017)	(4,904)	490,088	22,143,105	530,592	—
EQ/Intermediate Government Bond Portfolio	420,910	3,592,090	930,786	(564,379)	1,853	40,866	4,001,216	116,476	—
EQ/PIMCO Global Real Return Portfolio	2,123,506	15,910,770	1,636,660	(2,144,642)	(13,581)	542,131	15,931,338	51,297	90,987
EQ/PIMCO Ultra Short Bond Portfolio	797,601	8,395,886	468,838	(1,241,633)	1,824	135,654	7,760,569	327,357	—
Multimanager Core Bond Portfolio	962,442	7,916,074	1,097,733	(903,006)	4,796	171,995	8,287,592	244,838	—

Total		398,347,743	42,707,645	(67,065,361)	1,773,356	37,258,875	413,022,258	6,678,050	11,234,682

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$55,257,442	$—	$—	$55,257,442
Investment Companies
Investment Companies	7,483,469	382,974,597	—	390,458,066
Short-Term Investments
Investment Companies	8,409,215	—	—	8,409,215

Total Assets	$71,150,126	$382,974,597	$—	$454,124,723

Total Liabilities	$—	$—	$—	$—

Total	$71,150,126	$382,974,597	$—	$454,124,723

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,449,770
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$70,422,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,203,125
Aggregate gross unrealized depreciation	(43,617,844)

Net unrealized depreciation	$(11,414,719)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$465,539,442

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $429,049,907)	$413,022,258
Unaffiliated Issuers (Cost $34,176,067)	41,102,465
Cash	2,103,791
Receivable for securities sold	159,081
Receivable for Portfolio shares sold	30,976
Securities lending income receivable	990
Other assets	2,125

Total assets	456,421,686

LIABILITIES
Payable for return of collateral on securities loaned	8,409,215
Payable for Portfolio shares repurchased	240,501
Distribution fees payable – Class IB	81,667
Administrative fees payable	48,637
Investment management fees payable	40,911
Distribution fees payable – Class IA	11,308
Trustees’ fees payable	401
Accrued expenses	113,508

Total liabilities	8,946,148

Commitments and contingent liabilities^
NET ASSETS	$447,475,538

Net assets were comprised of:
Paid in capital	$451,228,598
Total distributable earnings (loss)	(3,753,060)

Net assets	$447,475,538

Class IA
Net asset value, offering and redemption price per share, $53,981,853 / 3,057,955 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.65

Class IB
Net asset value, offering and redemption price per share, $391,026,878 / 22,059,127 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.73

Class K
Net asset value, offering and redemption price per share, $2,466,807 / 140,120 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.60

(x)	Includes value of securities on loan of $8,219,364.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($6,678,050 of dividend income received from affiliates)	$7,467,648
Interest	42,294
Securities lending (net)	16,977

Total income	7,526,919

EXPENSES
Distribution fees – Class IB	951,181
Administrative fees	561,198
Investment management fees	438,887
Custodian fees	164,701
Distribution fees – Class IA	139,757
Professional fees	58,009
Printing and mailing expenses	45,743
Trustees’ fees	15,792
Recoupment fees	3,515
Miscellaneous	8,241

Gross expenses	2,387,024
Less: Waiver from investment manager	(3,515)

Net expenses	2,383,509

NET INVESTMENT INCOME (LOSS)	5,143,410

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($1,773,356 realized gain (loss) from affiliates)	2,991,024
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	11,234,682

Net realized gain (loss)	14,225,706

Net change in unrealized appreciation (depreciation) on investments in securities ($37,258,875 of change in unrealized appreciation (depreciation) from affiliates)	38,805,058

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,030,764

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,174,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,143,410	$5,682,989
Net realized gain (loss)	14,225,706	14,647,596
Net change in unrealized appreciation (depreciation)	38,805,058	(91,818,994)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,174,174	(71,488,409)

Distributions to shareholders:
Class IA	(1,885,212)	(3,591,560)
Class IB	(13,417,614)	(33,387,872)
Class K	(94,429)	(213,294)

Total distributions to shareholders	(15,397,255)	(37,192,726)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 41,470 and 1,796,425 shares, respectively ]	702,648	30,156,533
Capital shares issued in reinvestment of dividends and distributions [ 111,278 and 224,586 shares, respectively ]	1,885,212	3,591,560
Capital shares repurchased [ (662,210) and (342,856) shares , respectively]	(11,241,794)	(6,051,950)

Total Class IA transactions	(8,653,934)	27,696,143

Class IB
Capital shares sold [ 1,075,979 and 1,513,897 shares, respectively ]	18,207,007	26,627,889
Capital shares issued in reinvestment of dividends and distributions [ 788,267 and 2,084,428 shares, respectively ]	13,417,614	33,387,872
Capital shares repurchased [ (2,991,266) and (2,405,191) shares , respectively]	(50,904,173)	(43,136,683)

Total Class IB transactions	(19,279,552)	16,879,078

Class K
Capital shares sold [ 18,419 and 16,347 shares, respectively ]	311,543	291,691
Capital shares issued in reinvestment of dividends and distributions [ 5,582 and 13,382 shares, respectively ]	94,429	213,294
Capital shares repurchased [ (29,777) and (6,898) shares , respectively]	(490,183)	(118,072)

Total Class K transactions	(84,211)	386,913

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(28,017,697)	44,962,134

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,759,222	(63,719,001)
NET ASSETS:
Beginning of year	432,716,316	496,435,317

End of year	$447,475,538	$432,716,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021		2020		2019
Net asset value, beginning of year	$16.03		$20.61		$22.31		$20.86		$18.50

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.40		0.26		0.19		0.33
Net realized and unrealized gain (loss)	2.05		(3.42)		2.08		2.32		3.18

Total from investment operations	2.23		(3.02)		2.34		2.51		3.51

Less distributions:
Dividends from net investment income	(0.28)		(0.23)		(0.85)		(0.32)		(0.35)
Distributions from net realized gains	(0.33)		(1.33)		(3.19)		(0.74)		(0.80)

Total dividends and distributions	(0.61)		(1.56)		(4.04)		(1.06)		(1.15)

Net asset value, end of year	$17.65		$16.03		$20.61		$22.31		$20.86

Total return	14.15%		(14.48)%		10.90%		12.28%		19.14%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$53,982		$57,190		$38,941		$37,418		$28,759
Ratio of expenses to average net assets:
After waivers (f)	0.54	%(j)	0.53	%(k)	0.53	%(k)	0.55	%(m)	0.55	%(n)
Before waivers (f)	0.55%		0.53%		0.53%		0.55%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.09%		2.24%		1.10%		0.92%		1.62%
Before waivers (f)(x)	1.09%		2.24%		1.10%		0.91%		1.62%
Portfolio turnover rate^	10%		15%		14%		79	%(aa)	11%

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$16.10		$20.69		$22.38		$20.92		$18.55

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.22		0.26		0.20		0.34
Net realized and unrealized gain (loss)	2.04		(3.25)		2.09		2.32		3.18

Total from investment operations	2.24		(3.03)		2.35		2.52		3.52

Less distributions:
Dividends from net investment income	(0.28)		(0.23)		(0.85)		(0.32)		(0.35)
Distributions from net realized gains	(0.33)		(1.33)		(3.19)		(0.74)		(0.80)

Total dividends and distributions	(0.61)		(1.56)		(4.04)		(1.06)		(1.15)

Net asset value, end of year	$17.73		$16.10		$20.69		$22.38		$20.92

Total return	14.15%		(14.46)%		10.92%		12.29%		19.14%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$391,027		$373,194		$454,964		$432,637		$307,078
Ratio of expenses to average net assets:
After waivers (f)	0.55	%(j)	0.53	%(k)	0.53	%(k)	0.54	%(m)	0.55	%(n)
Before waivers (f)	0.55%		0.53%		0.53%		0.55%		0.55%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.18%		1.23%		1.12%		0.96%		1.65%
Before waivers (f)(x)	1.18%		1.23%		1.12%		0.95%		1.65%
Portfolio turnover rate^	10%		15%		14%		79	%(aa)	11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$15.99		$20.56		$22.26		$20.81		$18.46

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.28		0.32		0.15		0.39
Net realized and unrealized gain (loss)	2.04		(3.25)		2.07		2.41		3.16

Total from investment operations	2.27		(2.97)		2.39		2.56		3.55

Less distributions:
Dividends from net investment income	(0.33)		(0.27)		(0.90)		(0.37)		(0.40)
Distributions from net realized gains	(0.33)		(1.33)		(3.19)		(0.74)		(0.80)

Total dividends and distributions	(0.66)		(1.60)		(4.09)		(1.11)		(1.20)

Net asset value, end of year	$17.60		$15.99		$20.56		$22.26		$20.81

Total return	14.39%		(14.24)%		11.21%		12.55%		19.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,467		$2,332		$2,530		$2,201		$2,993
Ratio of expenses to average net assets:
After waivers (f)	0.30	%(j)	0.28	%(k)	0.28	%(k)	0.30	%(m)	0.30	%(n)
Before waivers (f)	0.30%		0.28%		0.28%		0.30%		0.30%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.37%		1.57%		1.37%		0.74%		1.90%
Before waivers (f)(x)	1.37%		1.57%		1.37%		0.74%		1.90%
Portfolio turnover rate^	10%		15%		14%		79	%(aa)	11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.24% for Class IA, 1.24% for Class IB and 0.99% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IA, 1.21% for Class IB and 0.96% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IA, 1.25% for Class IB and 1.00% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.26% for Class IA, 1.26% for Class IB and 1.01% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(aa)

The portfolio turnover rate calculation includes purchases and sales made as a result of implementing a tax planning strategy. Excluding such transactions, the portfolio turnover rate would have been 19%.

See Notes to Financial Statements.

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	6.80%	1.71%	1.34%
EQ/Ultra Conservative Strategy Index	6.08	2.37	2.19
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 6.80% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Ultra Conservative Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 6.08%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Ultra Conservative Strategy Portfolio allocates its assets to a fixed, or static, combination of passive mutual funds across the global equity and U.S. bond markets, many of which feature a volatility management feature. The Portfolio’s return depends upon how well the asset classes that the holdings represent performed compared to one another, as well as the weighting of its individual underlying holdings and their absolute performance, net of fees. The Portfolio volatility-management feature was not a factor in 2023.

What helped performance during the year:

•

In the fixed-income allocation, the Portfolio’s roughly 90% exposure to bond markets produced around 70% of its total return. The biggest individual contributor among the Portfolio’s fixed-income holdings was its allocation to EQ/Intermediate Government Bond Portfolio, although funds in this category generally provided lower absolute returns than other parts of the bond market as investors attempted to discern the future path of interest rates throughout much of 2023.

•

The Portfolio’s roughly 10% allocation to global equity securities produced 30% of its total return, as the global economies avoided the recession so many investors had feared, buoying stock prices. One of the best-performing asset classes in 2023 was U.S. large-cap stocks, and EQ/500 Managed Volatility Portfolio (which tracks the S&P 500® Index) was the Portfolio’s biggest single equity holding and the top equity contributor.

What hurt performance during the year:

•

Given that credit-sensitive bonds performed best last year, with their exposure to the positive economic environment, the Portfolio’s smaller allocations to EQ/Long-Term Bond Portfolio and EQ/Intermediate Corporate Bond Portfolio (representing longer government and credit-sensitive bonds) made a lower contribution to the Portfolio’s gains.

•	The Portfolio’s holdings in U.S. small-cap stocks, while providing positive returns, did not match the performance of their larger-cap counterparts, especially given their smaller allocation.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Fixed Income	89.3%
Equity	10.7

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/Intermediate Government Bond Portfolio	63.7%
EQ/Long-Term Bond Portfolio	14.7
EQ/Intermediate Corporate Bond Portfolio	10.9
EQ/500 Managed Volatility Portfolio	6.7
EQ/2000 Managed Volatility Portfolio	2.2
EQ/International Managed Volatility Portfolio	1.5
EQ/400 Managed Volatility Portfolio	0.3

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,047.40	$2.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.62	2.61

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (10.7%)
EQ/2000 Managed Volatility Portfolio‡	2,604,357	$50,392,197
EQ/400 Managed Volatility Portfolio‡	338,719	7,769,267
EQ/500 Managed Volatility Portfolio‡	5,108,144	150,807,206
EQ/International Managed Volatility Portfolio‡	2,331,916	32,930,191

Total Equity		241,898,861

Fixed Income (89.4%)
EQ/Intermediate Corporate Bond Portfolio‡	24,117,985	246,418,660
EQ/Intermediate Government Bond Portfolio‡	151,335,877	1,438,616,874
EQ/Long-Term Bond Portfolio‡	46,396,890	331,530,197

Total Fixed Income		2,016,565,731

Total Investments in Securities (100.1%) (Cost $2,256,252,199)		2,258,464,592
Other Assets Less Liabilities (-0.1%)		(2,256,680)

Net Assets (100%)		$2,256,207,912

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	2,604,357	61,225,736	29,178,875	(48,913,436)	994,752	7,906,270	50,392,197	750,081	487,978
EQ/400 Managed Volatility Portfolio	338,719	8,337,740	3,111,639	(4,721,344)	3,512	1,037,720	7,769,267	108,788	208,769
EQ/500 Managed Volatility Portfolio	5,108,144	144,410,262	75,231,301	(95,679,966)	783,622	26,061,987	150,807,206	2,065,539	8,901,885
EQ/International Managed Volatility Portfolio	2,331,916	39,333,996	17,634,342	(30,028,062)	1,524,117	4,465,798	32,930,191	869,852	—
Fixed Income
EQ/Intermediate Corporate Bond Portfolio	24,117,985	—	252,763,462	(21,403,124)	458,621	14,599,701	246,418,660	2,713,462	—
EQ/Intermediate Government Bond Portfolio	151,335,877	2,180,425,416	1,073,609,207	(1,853,036,827)	3,987,772	33,631,306	1,438,616,874	46,139,830	—
EQ/Long-Term Bond Portfolio	46,396,890	—	337,329,915	(32,104,685)	662,588	25,642,379	331,530,197	11,629,914	—

Total		2,433,733,150	1,788,858,741	(2,085,887,444)	8,414,984	113,345,161	2,258,464,592	64,277,466	9,598,632

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,258,464,592	$—	$2,258,464,592

Total Assets	$—	$2,258,464,592	$—	$2,258,464,592

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,258,464,592	$—	$2,258,464,592

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,788,858,741
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,085,887,444

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,181,893
Aggregate gross unrealized depreciation	(81,597,823)

Net unrealized appreciation	$584,070

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,257,880,522

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,256,252,199)	$2,258,464,592
Receivable for securities sold	14,727,259
Receivable for Portfolio shares sold	5,782
Other assets	20,557

Total assets	2,273,218,190

LIABILITIES
Overdraft payable	14,628,738
Payable for Portfolio shares repurchased	1,325,664
Distribution fees payable – Class IB	516,538
Administrative fees payable	268,717
Investment management fees payable	207,548
Accrued expenses	63,073

Total liabilities	17,010,278

Commitments and contingent liabilities^
NET ASSETS	$2,256,207,912

Net assets were comprised of:
Paid in capital	$2,243,841,547
Total distributable earnings (loss)	12,366,365

Net assets	$2,256,207,912

Class IB
Net asset value, offering and redemption price per share, $2,256,207,912 / 250,588,495 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.00

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$64,277,466
Interest	210,640

Total income	64,488,106

EXPENSES
Distribution fees – Class IB	6,066,263
Administrative fees	3,102,683
Investment management fees	2,308,840
Custodian fees	392,800
Recoupment fees	164,898
Printing and mailing expenses	157,750
Professional fees	140,135
Trustees’ fees	85,387
Miscellaneous	26,368

Gross expenses	12,445,124
Less: Waiver from investment manager	(164,898)

Net expenses	12,280,226

NET INVESTMENT INCOME (LOSS)	52,207,880

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,414,984
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	9,598,632

Net realized gain (loss)	18,013,616

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	113,345,161

NET REALIZED AND UNREALIZED GAIN (LOSS)	131,358,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$183,566,657

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$52,207,880	$20,384,612
Net realized gain (loss)	18,013,616	11,553,512
Net change in unrealized appreciation (depreciation)	113,345,161	(131,679,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	183,566,657	(99,741,412)

Distributions to shareholders:
Class IB	(64,115,558)	(38,246,796)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 131,074,181 and 298,275,331 shares, respectively ]	1,142,435,934	2,647,761,766
Capital shares issued in reinvestment of dividends and distributions [ 7,167,963 and 4,396,616 shares, respectively ]	64,115,558	38,246,796
Capital shares repurchased [ (169,249,232) and (117,460,889) shares , respectively]	(1,507,076,105)	(1,043,468,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(300,524,613)	1,642,540,345

TOTAL INCREASE (DECREASE) IN NET ASSETS	(181,073,514)	1,504,552,137
NET ASSETS:
Beginning of year	2,437,281,426	932,729,289

End of year	$2,256,207,912	$2,437,281,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$8.66		$9.68		$10.06		$9.96		$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.11		0.05		0.05		0.09
Net realized and unrealized gain (loss)	0.40		(0.99)		(0.05)		0.51		0.49

Total from investment operations	0.59		(0.88)		—	#	0.56		0.58

Less distributions:
Dividends from net investment income	(0.21)		(0.08)		(0.07)		(0.10)		(0.12)
Distributions from net realized gains	(0.04)		(0.06)		(0.31)		(0.36)		(0.17)

Total dividends and distributions	(0.25)		(0.14)		(0.38)		(0.46)		(0.29)

Net asset value, end of year	$9.00		$8.66		$9.68		$10.06		$9.96

Total return	6.80%		(9.09)%		0.02%		5.68%		6.03%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,256,208		$2,437,281		$932,729		$1,015,869		$469,971
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.49	%(k)	0.49	%(o)	0.51	%(jj)	0.51	%(jj)
Before waivers (f)	0.52%		0.49%		0.49%		0.51%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.14%		1.18%		0.49%		0.48%		0.90%
Before waivers (f)(x)	2.14%		1.18%		0.49%		0.48%		0.88%
Portfolio turnover rate^	74%		60%		26%		175%		107%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.92% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.90% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.91% for Class IB.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	8.23%	2.61%	2.11%
EQ/Conservative Strategy Index	8.37	3.13	2.78
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 8.23% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 8.37%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Conservative Strategy Portfolio allocates its assets to a fixed, or static, combination of passive mutual funds across the global equity and U.S. bond markets, many of which feature a volatility management component. The Portfolio’s return depends upon how well the asset classes that the holdings represent performed compared to one another, as well as the weighting of its individual underlying holdings and their absolute performance, net of fees. The Portfolio’s volatility management component was not a factor in 2023.

What helped performance during the year:

•

The Portfolio’s 80% allocation to bond markets produced around 51% of its total return. Among fixed-income sectors, credit-sensitive bonds performed best, with their sensitivity to the positive economic environment. The biggest individual contributors among the Portfolio’s fixed-income holdings were EQ/Core Bond Index Portfolio, which provides exposure to intermediate government and credit-sensitive bonds, EQ/Intermediate Corporate Bond Portfolio, and EQ/Long-Term Bond Portfolio (representing credit-sensitive and longer government bonds).

•

The Portfolio’s roughly 20% allocation to global equity securities produced 49% of its total return, as global economies avoided the recession so many investors had feared, buoying stock prices. One of the best performing asset classes in 2023 was U.S. large-cap stocks, and EQ/500 Managed Volatility Portfolio (which tracks the S&P 500® Index) was the Portfolio’s biggest single equity holding and the biggest single contributor to total return. The second highest category of returns came from the international equity asset class, represented by EQ/International Managed Volatility Portfolio.

What hurt performance during the year:

•

In the fixed-income allocation, funds dedicated solely to government bonds provided the lowest absolute returns, mainly attributable to uncertainty throughout much of the year as investors attempted to discern the future path of interest rates. The Portfolio’s allocations to the EQ/Intermediate Government Bond Portfolio and the EQ/AB Short Duration Government Bond Portfolio (representing the volatile U.S. intermediate and short government markets, respectively) therefore produced lower relative returns in the Portfolio.

•

The Portfolio’s holdings in small-cap and mid-cap stocks, while providing positive returns, did not match the performance of their large-cap counterparts. Add to that their relatively smaller allocations within the Portfolio and EQ/2000 Managed Volatility Portfolio and EQ/400 Managed Volatility Portfolio, which track the small- and mid-cap markets respectively, did not contribute as significantly to total return.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Fixed Income	78.9%
Equity	21.1

EQ/CONSERVATIVE STRATEGY PORTFOLIO (Unaudited)

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/Core Bond Index Portfolio	30.5%
EQ/Intermediate Government Bond Portfolio	17.8
EQ/Intermediate Corporate Bond Portfolio	15.5
EQ/500 Managed Volatility Portfolio	13.0
EQ/Long-Term Bond Portfolio	8.7
EQ/AB Short Duration Government Bond Portfolio	6.4
EQ/2000 Managed Volatility Portfolio	4.2
EQ/International Managed Volatility Portfolio	2.9
EQ/400 Managed Volatility Portfolio	1.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,045.20	$2.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.59	2.64

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (21.1%)
EQ/2000 Managed Volatility Portfolio‡	1,337,930	$25,887,856
EQ/400 Managed Volatility Portfolio‡	260,483	5,974,769
EQ/500 Managed Volatility Portfolio‡	2,700,087	79,714,391
EQ/International Managed Volatility Portfolio‡	1,254,978	17,722,194

Total Equity		129,299,210

Fixed Income (78.9%)
EQ/AB Short Duration Government Bond Portfolio‡	3,978,311	38,949,405
EQ/Core Bond Index Portfolio‡	20,314,603	187,017,944
EQ/Intermediate Corporate Bond Portfolio‡	9,319,601	95,220,380
EQ/Intermediate Government Bond Portfolio‡	11,433,979	108,692,769
EQ/Long-Term Bond Portfolio‡	7,480,257	53,450,371

Total Fixed Income		483,330,869

Total Investments in Securities (100.0%) (Cost $603,138,724)		612,630,079
Other Assets Less Liabilities (0.0%)†		256,585

Net Assets (100%)		$612,886,664

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	1,337,930	27,618,345	4,846,911	(10,218,605)	832,153	2,809,052	25,887,856	291,181	220,299
EQ/400 Managed Volatility Portfolio	260,483	6,394,049	591,428	(1,704,393)	20,532	673,153	5,974,769	73,807	145,984
EQ/500 Managed Volatility Portfolio	2,700,087	73,048,330	13,454,874	(19,050,177)	3,673,698	8,587,666	79,714,391	979,317	4,223,773
EQ/International Managed Volatility Portfolio	1,254,978	19,219,767	2,588,782	(6,612,650)	640,668	1,885,627	17,722,194	408,844	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	3,978,311	40,543,058	5,245,067	(7,529,692)	(34,669)	725,641	38,949,405	1,053,551	—
EQ/Core Bond Index Portfolio	20,314,603	192,764,579	28,032,031	(38,027,427)	(1,390,884)	5,639,645	187,017,944	4,250,741	—
EQ/Intermediate Corporate Bond Portfolio	9,319,601	—	89,505,258	(71,362)	(9)	5,786,493	95,220,380	948,093	—
EQ/Intermediate Government Bond Portfolio	11,433,979	208,484,741	23,886,319	(125,638,048)	(9,622,308)	11,582,065	108,692,769	3,090,364	—
EQ/Long-Term Bond Portfolio	7,480,257	50,777,217	15,235,007	(13,845,784)	(485,302)	1,769,233	53,450,371	1,654,861	—

Total		618,850,086	183,385,677	(222,698,138)	(6,366,121)	39,458,575	612,630,079	12,750,759	4,590,056

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$612,630,079	$—	$612,630,079

Total Assets	$—	$612,630,079	$—	$612,630,079

Total Liabilities	$—	$—	$—	$—

Total	$—	$612,630,079	$—	$612,630,079

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$183,385,677
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$222,698,138

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,575,836
Aggregate gross unrealized depreciation	(51,309,282)

Net unrealized appreciation	$8,266,554

Federal income tax cost of investments in securities and derivative instruments, if applicable	$604,363,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $603,138,724)	$612,630,079
Cash	1,882,544
Receivable for Portfolio shares sold	307,733
Other assets	2,672

Total assets	614,823,028

LIABILITIES
Payable for securities purchased	1,448,389
Payable for Portfolio shares repurchased	195,930
Distribution fees payable – Class IB	126,703
Administrative fees payable	65,914
Investment management fees payable	59,748
Accrued expenses	39,680

Total liabilities	1,936,364

Commitments and contingent liabilities^
NET ASSETS	$612,886,664

Net assets were comprised of:
Paid in capital	$607,981,632
Total distributable earnings (loss)	4,905,032

Net assets	$612,886,664

Class IB
Net asset value, offering and redemption price per share, $612,886,664 / 53,791,171 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.39

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$12,750,759
Interest	20,324

Total income	12,771,083

EXPENSES
Distribution fees – Class IB	1,514,961
Administrative fees	774,851
Investment management fees	605,980
Custodian fees	73,100
Professional fees	64,950
Printing and mailing expenses	47,470
Trustees’ fees	21,984
Recoupment fees	9,067
Miscellaneous	10,897

Gross expenses	3,123,260
Less: Waiver from investment manager	(9,067)

Net expenses	3,114,193

NET INVESTMENT INCOME (LOSS)	9,656,890

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(6,366,121)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	4,590,056

Net realized gain (loss)	(1,776,065)

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	39,458,575

NET REALIZED AND UNREALIZED GAIN (LOSS)	37,682,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,339,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,656,890	$6,427,671
Net realized gain (loss)	(1,776,065)	(1,040,968)
Net change in unrealized appreciation (depreciation)	39,458,575	(105,655,701)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	47,339,400	(100,268,998)

Distributions to shareholders:
Class IB	(11,025,781)	(25,072,084)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,610,173 and 14,856,147 shares, respectively ]	128,212,947	172,256,195
Capital shares issued in reinvestment of dividends and distributions [ 976,872 and 2,337,009 shares, respectively ]	11,025,781	25,072,084
Capital shares repurchased [ (16,479,425) and (25,380,018) shares , respectively]	(180,887,610)	(291,577,930)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(41,648,882)	(94,249,651)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,335,263)	(219,590,733)
NET ASSETS:
Beginning of year	618,221,927	837,812,660

End of year	$612,886,664	$618,221,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.72		$12.72		$12.95		$12.36		$11.58

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.11		0.07		0.13		0.18
Net realized and unrealized gain (loss)	0.70		(1.67)		0.25		0.77		0.86

Total from investment operations	0.88		(1.56)		0.32		0.90		1.04

Less distributions:
Dividends from net investment income	(0.19)		(0.12)		(0.14)		(0.19)		(0.19)
Distributions from net realized gains	(0.02)		(0.32)		(0.41)		(0.12)		(0.07)

Total dividends and distributions	(0.21)		(0.44)		(0.55)		(0.31)		(0.26)

Net asset value, end of year	$11.39		$10.72		$12.72		$12.95		$12.36

Total return	8.23%		(12.26)%		2.50%		7.26%		8.97%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$612,887		$618,222		$837,813		$908,213		$761,618
Ratio of expenses to average net assets:
After waivers (f)	0.52	%(j)	0.50	%(k)	0.50	%(j)	0.49	%(j)	0.48	%(j)
Before waivers (f)	0.52%		0.50%		0.50%		0.50%		0.50%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.59%		0.91%		0.56%		1.00%		1.48%
Before waivers (f)(x)	1.59%		0.91%		0.56%		0.99%		1.46%
Portfolio turnover rate^	30%		17%		27%		23%		17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	11.55%	4.96%	3.73%
EQ/Conservative Growth Strategy Index	11.64	5.58	4.47
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 11.55% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative Growth Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 11.64%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Conservative Growth Strategy Portfolio allocates its assets to a fixed, or static, combination of passive mutual funds across the global equity and U.S. bond markets, many of which feature a volatility management component. The Portfolio’s return depends upon how well the asset classes that the holdings represent performed compared to one another, as well as the weighting of its individual underlying holdings and their absolute performance, net of fees. The Portfolio’s volatility management component was not a factor in 2023.

What helped performance during the year:

•

The Portfolio’s 60% allocation to bond markets produced around 28% of its total return. Among fixed-income sectors, credit-sensitive bonds performed best, with their sensitivity to the positive economic environment. The biggest individual contributors among the Portfolio’s fixed-income holdings were EQ/Core Bond Index Portfolio, which provides exposure to intermediate government and credit-sensitive bonds, EQ/Intermediate Corporate Bond Portfolio, and EQ/Long-Term Bond Portfolio (representing credit-sensitive and longer government bonds).

•

The Portfolio’s roughly 40% allocation to global equity securities produced 72% its total return, as global economies avoided the recession so many investors had feared, buoying stock prices. One of the best performing asset classes in 2023 was U.S. large-cap stocks, and EQ/500 Managed Volatility Portfolio (which tracks the S&P 500® Index) was the Portfolio’s biggest single equity holding and the biggest single contributor to total return. The second highest category of returns came from the international equity asset class, represented by EQ/International Managed Volatility Portfolio.

What hurt performance during the year:

•

In the fixed-income allocation, funds dedicated solely to government bonds provided the lowest absolute returns, mainly attributable to uncertainty throughout much of the year as investors attempted to discern the future path of interest rates. The Portfolio’s allocations to the EQ/Intermediate Government Bond Portfolio and the EQ/AB Short Duration Government Bond Portfolio (representing the volatile U.S. intermediate and short government markets, respectively) therefore produced lower relative returns in the Portfolio.

•

The Portfolio’s holdings in small-cap and mid-cap stocks, while providing positive returns, did not match the performance of their large-cap counterparts. Add to that their relatively smaller allocations within the Portfolio and EQ/2000 Managed Volatility Portfolio and EQ/400 Managed Volatility Portfolio, which track the small- and mid-cap markets respectively, did not contribute as significantly to total return.

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Fixed Income	58.5%
Equity	41.5

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/500 Managed Volatility Portfolio	25.3%
EQ/Core Bond Index Portfolio	21.4
EQ/Intermediate Government Bond Portfolio	12.4
EQ/Intermediate Corporate Bond Portfolio	10.8
EQ/Long-Term Bond Portfolio	9.4
EQ/2000 Managed Volatility Portfolio	8.8
EQ/International Managed Volatility Portfolio	5.7
EQ/AB Short Duration Government Bond Portfolio	4.6
EQ/400 Managed Volatility Portfolio	1.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,051.80	$2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.65	2.59

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.51%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.5%)
EQ/2000 Managed Volatility Portfolio‡	5,245,396	$101,494,183
EQ/400 Managed Volatility Portfolio‡	809,093	18,558,352
EQ/500 Managed Volatility Portfolio‡	9,875,960	291,566,931
EQ/International Managed Volatility Portfolio‡	4,666,116	65,892,639

Total Equity		477,512,105

Fixed Income (58.5%)
EQ/AB Short Duration Government Bond Portfolio‡	5,350,364	52,382,395
EQ/Core Bond Index Portfolio‡	26,704,957	245,848,082
EQ/Intermediate Corporate Bond Portfolio‡	12,164,380	124,286,099
EQ/Intermediate Government Bond Portfolio‡	14,952,850	142,143,576
EQ/Long-Term Bond Portfolio‡	15,187,768	108,524,597

Total Fixed Income		673,184,749

Total Investments in Securities (100.0%) (Cost $1,022,630,672)		1,150,696,854
Other Assets Less Liabilities (0.0%)†		482,023

Net Assets (100%)		$1,151,178,877

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	5,245,396	99,365,737	16,405,784	(27,489,207)	607,709	12,604,160	101,494,183	1,202,074	866,599
EQ/400 Managed Volatility Portfolio	809,093	19,499,241	1,642,836	(4,691,201)	37,406	2,070,070	18,558,352	229,190	455,112
EQ/500 Managed Volatility Portfolio	9,875,960	260,644,700	42,251,707	(54,588,816)	8,697,893	34,561,447	291,566,931	3,633,876	15,651,355
EQ/International Managed Volatility Portfolio	4,666,116	68,338,795	8,808,032	(20,224,404)	1,463,616	7,506,600	65,892,639	1,520,472	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	5,350,364	52,825,229	8,748,201	(10,110,403)	(35,475)	954,843	52,382,395	1,336,711	—
EQ/Core Bond Index Portfolio	26,704,957	246,134,426	34,252,575	(39,883,615)	(1,131,408)	6,476,104	245,848,082	5,601,461	—
EQ/Intermediate Corporate Bond Portfolio	12,164,380	—	116,779,877	—	2,185	7,504,037	124,286,099	1,233,084	—
EQ/Intermediate Government Bond Portfolio	14,952,850	267,229,537	27,562,638	(155,049,218)	(11,384,845)	13,785,464	142,143,576	4,049,432	—
EQ/Long-Term Bond Portfolio	15,187,768	93,017,172	31,953,352	(18,603,207)	(767,152)	2,924,432	108,524,597	3,328,646	—

Total		1,107,054,837	288,405,002	(330,640,071)	(2,510,071)	88,387,157	1,150,696,854	22,134,946	16,973,066

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,150,696,854	$—	$1,150,696,854

Total Assets	$—	$1,150,696,854	$—	$1,150,696,854

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,150,696,854	$—	$1,150,696,854

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$288,405,002
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$330,640,071

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,183,883
Aggregate gross unrealized depreciation	(75,232,591)

Net unrealized appreciation	$124,951,292

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,025,745,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,022,630,672)	$1,150,696,854
Cash	1,756,616
Receivable for Portfolio shares sold	359,703
Other assets	4,593

Total assets	1,152,817,766

LIABILITIES
Payable for securities purchased	949,062
Distribution fees payable – Class IB	237,191
Payable for Portfolio shares repurchased	208,330
Administrative fees payable	123,394
Investment management fees payable	94,132
Accrued expenses	26,780

Total liabilities	1,638,889

Commitments and contingent liabilities^
NET ASSETS	$1,151,178,877

Net assets were comprised of:
Paid in capital	$1,017,631,274
Total distributable earnings (loss)	133,547,603

Net assets	$1,151,178,877

Class IB
Net asset value, offering and redemption price per share, $1,151,178,877 / 84,648,819 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.60

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$22,134,946
Interest	31,318

Total income	22,166,264

EXPENSES
Distribution fees – Class IB	2,775,302
Administrative fees	1,419,495
Investment management fees	1,101,852
Professional fees	85,040
Custodian fees	80,500
Printing and mailing expenses	79,514
Trustees’ fees	40,102
Miscellaneous	19,076

Total expenses	5,600,881

NET INVESTMENT INCOME (LOSS)	16,565,383

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(2,510,071)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	16,973,066

Net realized gain (loss)	14,462,995

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	88,387,157

NET REALIZED AND UNREALIZED GAIN (LOSS)	102,850,152

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$119,415,535

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,565,383	$10,752,555
Net realized gain (loss)	14,462,995	18,406,063
Net change in unrealized appreciation (depreciation)	88,387,157	(254,388,219)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	119,415,535	(225,229,601)

Distributions to shareholders:
Class IB	(31,758,497)	(75,821,881)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 12,932,209 and 11,169,887 shares, respectively ]	170,475,014	152,965,257
Capital shares issued in reinvestment of dividends and distributions [ 2,395,069 and 6,010,510 shares, respectively ]	31,758,497	75,821,881
Capital shares repurchased [ (18,884,754) and (30,443,175) shares , respectively]	(245,287,142)	(416,699,285)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(43,053,631)	(187,912,147)

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,603,407	(488,963,629)
NET ASSETS:
Beginning of year	1,106,575,470	1,595,539,099

End of year	$1,151,178,877	$1,106,575,470

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$12.55		$15.72		$15.67		$14.83		$13.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.12		0.09		0.13		0.20
Net realized and unrealized gain (loss)	1.24		(2.40)		1.01		1.33		1.60

Total from investment operations	1.44		(2.28)		1.10		1.46		1.80

Less distributions:
Dividends from net investment income	(0.21)		(0.13)		(0.25)		(0.25)		(0.22)
Distributions from net realized gains	(0.18)		(0.76)		(0.80)		(0.37)		(0.20)

Total dividends and distributions	(0.39)		(0.89)		(1.05)		(0.62)		(0.42)

Net asset value, end of year	$13.60		$12.55		$15.72		$15.67		$14.83

Total return	11.55%		(14.46)%		7.08%		9.93%		13.40%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,151,179		$1,106,575		$1,595,539		$1,602,539		$1,558,521
Ratio of expenses to average net assets (f)	0.50	%(j)	0.49	%(k)	0.48	%(o)	0.50	%(jj)	0.51	%(kk)
Ratio of net investment income (loss) to average net assets (f)(x)	1.49%		0.84%		0.57%		0.87%		1.38%
Portfolio turnover rate^	26%		16%		22%		28%		15%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.96% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IB.
(kk)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.

See Notes to Financial Statements.

EQ/BALANCED STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	13.22%	6.13%	4.53%
EQ/Balanced Strategy Index	13.50	6.94	5.43
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 13.22% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Balanced Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 13.50%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Balanced Strategy Portfolio allocates its assets to a fixed, or static, combination of passive mutual funds across the global equity and U.S. bond markets, many of which feature a volatility management component. The Portfolio’s return depends upon how well the asset classes that the holdings represent performed compared to one another, as well as the weighting of its individual underlying holdings and their absolute performance, net of fees. The Portfolio’s volatility management component was not a factor in 2023.

What helped performance during the year:

•

The Portfolio’s roughly 50% allocation to global equity securities produced 80% of its total return, as global economies avoided the recession so many investors had feared, buoying stock prices. One of the best performing asset classes in 2023 was U.S. large-cap stocks, and EQ/500 Managed Volatility Portfolio (which tracks the S&P 500® Index) was the Portfolio’s biggest single holding and the biggest single contributor to total return. The second highest category of returns came from the international equity asset class, represented by EQ/International Managed Volatility Portfolio.

•

The Portfolio’s 50% allocation to bond markets produced around 20% of its total return. Among fixed-income sectors, credit-sensitive bonds performed best, with their sensitivity to the positive economic environment. The biggest individual contributors among the Portfolio’s fixed-income holdings were EQ/Core Bond Index Portfolio, which provides exposure to intermediate government and credit-sensitive bonds, EQ/Intermediate Corporate Bond Portfolio, and EQ/Long-Term Bond Portfolio (representing credit-sensitive and longer government bonds).

What hurt performance during the year:

•

The Portfolio’s holdings in small-cap and mid-cap stocks, while providing positive returns, did not match the performance of their large-cap counterparts. Add to that their relatively smaller allocations within the Portfolio and EQ/2000 Managed Volatility Portfolio and EQ/400 Managed Volatility Portfolio, which track the small- and mid-cap markets respectively, did not contribute significantly to total return.

•

In the fixed-income allocation, funds dedicated solely to government bonds provided the lowest absolute returns, mainly attributable to uncertainty throughout much of the year as investors attempted to discern the future path of interest rates. The Portfolio’s small allocations to EQ/Intermediate Government Bond Portfolio and EQ/AB Short Duration Government Bond Portfolio (representing the volatile U.S. intermediate and short government markets, respectively) therefore produced only minimal returns in the Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	51.6%
Fixed Income	48.4

EQ/BALANCED STRATEGY PORTFOLIO (Unaudited)

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/500 Managed Volatility Portfolio	31.4%
EQ/Core Bond Index Portfolio	17.2
EQ/2000 Managed Volatility Portfolio	11.0
EQ/Intermediate Government Bond Portfolio	9.5
EQ/Long-Term Bond Portfolio	9.2
EQ/Intermediate Corporate Bond Portfolio	8.9
EQ/International Managed Volatility Portfolio	7.2
EQ/AB Short Duration Government Bond Portfolio	3.6
EQ/400 Managed Volatility Portfolio	2.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,055.60	$2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.71	2.52

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.6%)
EQ/2000 Managed Volatility Portfolio‡	18,549,190	$358,911,841
EQ/400 Managed Volatility Portfolio‡	2,896,105	66,428,630
EQ/500 Managed Volatility Portfolio‡	34,767,259	1,026,430,097
EQ/International Managed Volatility Portfolio‡	16,618,659	234,680,667

Total Equity		1,686,451,235

Fixed Income (48.4%)
EQ/AB Short Duration Government Bond Portfolio‡	12,021,259	117,693,371
EQ/Core Bond Index Portfolio‡	60,994,596	561,521,386
EQ/Intermediate Corporate Bond Portfolio‡	28,422,165	290,395,406
EQ/Intermediate Government Bond Portfolio‡	32,794,774	311,751,031
EQ/Long-Term Bond Portfolio‡	41,854,414	299,071,818

Total Fixed Income		1,580,433,012

Total Investments in Securities (100.0%) (Cost $2,818,206,888)		3,266,884,247
Other Assets Less Liabilities (0.0%)†		(445,146)

Net Assets (100%)		$3,266,439,101

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	18,549,190	349,894,402	39,549,018	(76,197,232)	3,226,495	42,439,158	358,911,841	4,410,201	3,083,950
EQ/400 Managed Volatility Portfolio	2,896,105	67,202,093	4,447,786	(12,534,657)	78,271	7,235,137	66,428,630	833,057	1,638,454
EQ/500 Managed Volatility Portfolio	34,767,259	916,761,898	119,144,674	(161,443,012)	18,203,210	133,763,327	1,026,430,097	12,811,548	55,242,908
EQ/International Managed Volatility Portfolio	16,618,659	246,543,204	20,639,301	(64,875,835)	2,455,194	29,918,803	234,680,667	5,467,128	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	12,021,259	121,729,222	16,015,930	(22,194,109)	(80,343)	2,222,671	117,693,371	3,024,927	—
EQ/Core Bond Index Portfolio	60,994,596	562,430,238	65,019,037	(78,428,465)	(1,684,744)	14,185,320	561,521,386	12,862,435	—
EQ/Intermediate Corporate Bond Portfolio	28,422,165	—	272,939,884	(44,383)	(68)	17,499,973	290,395,406	2,899,698	—
EQ/Intermediate Government Bond Portfolio	32,794,774	607,801,617	49,061,123	(350,821,425)	(26,303,078)	32,012,794	311,751,031	8,927,178	—
EQ/Long-Term Bond Portfolio	41,854,414	253,327,677	81,832,430	(42,257,588)	(1,620,618)	7,789,917	299,071,818	9,160,309	—

Total		3,125,690,351	668,649,183	(808,796,706)	(5,725,681)	287,067,100	3,266,884,247	60,396,481	59,965,312

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,266,884,247	$—	$3,266,884,247

Total Assets	$—	$3,266,884,247	$—	$3,266,884,247

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,266,884,247	$—	$3,266,884,247

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$668,649,183
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$808,796,706

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$631,450,320
Aggregate gross unrealized depreciation	(188,866,503)

Net unrealized appreciation	$442,583,817

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,824,300,430

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,818,206,888)	$3,266,884,247
Cash	1,898,734
Dividends, interest and other receivables	178,131
Receivable for Portfolio shares sold	152,027
Other assets	8,617

Total assets	3,269,121,756

LIABILITIES
Payable for Portfolio shares repurchased	1,246,379
Distribution fees payable – Class IB	676,137
Administrative fees payable	351,745
Investment management fees payable	254,026
Payable for securities purchased	76,620
Accrued expenses	77,748

Total liabilities	2,682,655

Commitments and contingent liabilities^
NET ASSETS	$3,266,439,101

Net assets were comprised of:
Paid in capital	$2,789,829,131
Total distributable earnings (loss)	476,609,970

Net assets	$3,266,439,101

Class IB
Net asset value, offering and redemption price per share, $3,266,439,101 / 210,478,513 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.52

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($60,396,481 of dividend income received from affiliates)	$60,396,974
Interest	58,119

Total income	60,455,093

EXPENSES
Distribution fees – Class IB	7,878,699
Administrative fees	4,029,732
Investment management fees	2,961,331
Printing and mailing expenses	209,681
Professional fees	167,433
Trustees’ fees	113,741
Custodian fees	111,800
Miscellaneous	71,152

Total expenses	15,543,569

NET INVESTMENT INCOME (LOSS)	44,911,524

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($(5,725,681) realized gain (loss) from affiliates)	(5,681,071)
Net distributions of realized gain received from underlying funds ( received from affiliates)	59,965,312
Foreign currency transactions	(21)

Net realized gain (loss)	54,284,220

Change in unrealized appreciation (depreciation) on:
Investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	287,067,100
Foreign currency translations	5,393

Net change in unrealized appreciation (depreciation)	287,072,493

NET REALIZED AND UNREALIZED GAIN (LOSS)	341,356,713

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$386,268,237

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,911,524	$29,529,139
Net realized gain (loss)	54,284,220	8,840,127
Net change in unrealized appreciation (depreciation)	287,072,493	(711,245,163)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	386,268,237	(672,875,897)

Distributions to shareholders:
Class IB	(77,384,260)	(182,006,751)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 24,331,986 and 19,815,243 shares, respectively ]	362,564,917	306,989,130
Capital shares issued in reinvestment of dividends and distributions [ 5,113,651 and 13,024,471 shares, respectively ]	77,384,260	182,006,751
Capital shares repurchased [ (41,392,910) and (60,582,613) shares , respectively]	(607,002,300)	(924,262,833)

Total Class IB transactions	(167,053,123)	(435,266,952)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(167,053,123)	(435,266,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	141,830,854	(1,290,149,600)
NET ASSETS:
Beginning of year	3,124,608,247	4,414,757,847

End of year	$3,266,439,101	$3,124,608,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/BALANCED STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$14.05		$17.65		$17.07		$16.07		$14.35

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.13		0.12		0.14		0.21
Net realized and unrealized gain (loss)	1.63		(2.89)		1.48		1.64		2.04

Total from investment operations	1.84		(2.76)		1.60		1.78		2.25

Less distributions:
Dividends from net investment income	(0.23)		(0.14)		(0.32)		(0.29)		(0.24)
Distributions from net realized gains	(0.14)		(0.70)		(0.70)		(0.49)		(0.29)

Total dividends and distributions	(0.37)		(0.84)		(1.02)		(0.78)		(0.53)

Net asset value, end of year	$15.52		$14.05		$17.65		$17.07		$16.07

Total return	13.22%		(15.57)%		9.48%		11.20%		15.70%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,266,439		$3,124,608		$4,414,758		$3,676,850		$3,614,859
Ratio of expenses to average net assets (f)	0.49	%(j)	0.49	%(j)	0.48	%(g)(k)	0.49	%(o)	0.49	%(o)
Ratio of net investment income (loss) to average net assets (f)(x)	1.42%		0.82%		0.65%		0.86%		1.36%
Portfolio turnover rate^	21%		13%		24%		27%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	14.86%	7.31%	5.34%
EQ/Moderate Growth Strategy Index	15.13	8.15	6.24
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 14.86% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate Growth Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 15.13%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Moderate Growth Strategy Portfolio allocates its assets to a fixed, or static, combination of passive mutual funds across the global equity and U.S. bond markets, many of which feature a volatility management component. The Portfolio’s return depends upon how well the asset classes that the holdings represent performed compared to one another, as well as the weighting of its individual underlying holdings and their absolute performance, net of fees. The Portfolio’s volatility management component was not a factor in 2023.

What helped performance during the year:

•

The Portfolio’s roughly 60% allocation to global equity securities produced 85% of its total return, as global economies avoided the recession so many investors had feared, buoying stock prices. One of the best performing asset classes in 2023 was U.S. large-cap stocks, and EQ/500 Managed Volatility Portfolio (which tracks the S&P 500® Index) was the Portfolio’s biggest single holding and the biggest single contributor to total return. The second highest category of returns came from the international equity asset class, represented by EQ/International Managed Volatility Portfolio.

•

The Portfolio’s 40% allocation to bond markets produced around 15% of its total return. Among fixed-income sectors, credit-sensitive bonds performed best, with their sensitivity to the positive economic environment. The biggest individual contributors among the Portfolio’s fixed-income holdings were EQ/Core Bond Index Portfolio, which provides exposure to intermediate government and credit-sensitive bonds, EQ/Intermediate Corporate Bond Portfolio, and EQ/Long-Term Bond Portfolio (representing credit-sensitive and longer government bonds).

What hurt performance during the year:

•

The Portfolio’s holdings in small-cap and mid-cap stocks, while providing positive returns, did not match the performance of their large-cap counterparts. Add to that their relatively smaller allocations within the Portfolio and EQ/2000 Managed Volatility Portfolio and EQ/400 Managed Volatility Portfolio, which track the small- and mid-cap markets respectively, did not contribute significantly to total return.

•

In the fixed-income allocation, funds dedicated solely to government bonds provided the lowest absolute returns, mainly attributable to uncertainty throughout much of the year as investors attempted to discern the future path of interest rates. The Portfolio’s small allocations to EQ/Intermediate Government Bond Portfolio and EQ/AB Short Duration Government Bond Portfolio (representing the volatile U.S. intermediate and short government markets, respectively) therefore produced only minimal returns in the Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	61.7%
Fixed Income	38.3

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (Unaudited)

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/500 Managed Volatility Portfolio	37.6%
EQ/Core Bond Index Portfolio	13.6
EQ/2000 Managed Volatility Portfolio	13.0
EQ/International Managed Volatility Portfolio	8.6
EQ/Long-Term Bond Portfolio	7.8
EQ/Intermediate Corporate Bond Portfolio	7.2
EQ/Intermediate Government Bond Portfolio	7.1
EQ/AB Short Duration Government Bond Portfolio	2.6
EQ/400 Managed Volatility Portfolio	2.5

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,058.60	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.73	2.50

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (61.7%)
EQ/2000 Managed Volatility Portfolio‡	37,374,394	$723,164,348
EQ/400 Managed Volatility Portfolio‡	6,135,512	140,731,654
EQ/500 Managed Volatility Portfolio‡	70,708,247	2,087,512,088
EQ/International Managed Volatility Portfolio‡	33,712,687	476,074,277

Total Equity		3,427,482,367

Fixed Income (38.3%)
EQ/AB Short Duration Government Bond Portfolio‡	14,749,124	144,400,362
EQ/Core Bond Index Portfolio‡	82,253,114	757,229,090
EQ/Intermediate Corporate Bond Portfolio‡	39,051,846	399,001,148
EQ/Intermediate Government Bond Portfolio‡	41,354,435	393,120,185
EQ/Long-Term Bond Portfolio‡	60,697,729	433,717,222

Total Fixed Income		2,127,468,007

Total Investments in Securities (100.0%) (Cost $4,399,955,429)		5,554,950,374
Other Assets Less Liabilities (0.0%)†		(267,464)

Net Assets (100%)		$5,554,682,910

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	37,374,394	716,580,261	53,642,800	(139,133,606)	6,812,782	85,262,111	723,164,348	8,623,929	6,234,415
EQ/400 Managed Volatility Portfolio	6,135,512	142,078,286	7,782,780	(24,447,115)	154,592	15,163,111	140,731,654	1,758,397	3,484,501
EQ/500 Managed Volatility Portfolio	70,708,247	1,868,772,136	203,220,927	(293,755,673)	53,980,527	255,294,171	2,087,512,088	25,986,983	112,205,503
EQ/International Managed Volatility Portfolio	33,712,687	498,288,314	28,447,498	(116,394,603)	6,074,492	59,658,576	476,074,277	11,150,301	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	14,749,124	163,101,243	7,865,369	(29,420,404)	(110,682)	2,964,836	144,400,362	3,988,202	—
EQ/Core Bond Index Portfolio	82,253,114	748,317,384	94,563,315	(102,596,780)	(1,072,029	18,017,200	757,229,090	17,231,613	—
EQ/Intermediate Corporate Bond Portfolio	39,051,846	—	374,912,947	(13,083)	(1)	24,101,285	399,001,148	3,916,667	—
EQ/Intermediate Government Bond Portfolio	41,354,435	805,548,313	56,880,894	(477,013,913)	(35,281,641)	42,986,532	393,120,185	11,317,022	—
EQ/Long-Term Bond Portfolio	60,697,729	370,089,149	111,501,603	(57,228,358)	(1,937,591)	11,292,419	433,717,222	13,270,486	—

Total		5,312,775,086	938,818,133	(1,240,003,535)	28,620,449	514,740,241	5,554,950,374	97,243,600	121,924,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,554,950,374	$—	$5,554,950,374

Total Assets	$—	$5,554,950,374	$—	$5,554,950,374

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,554,950,374	$—	$5,554,950,374

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$938,818,133
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,240,003,535

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,408,494,678
Aggregate gross unrealized depreciation	(259,517,102)

Net unrealized appreciation	$1,148,977,576

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,405,972,798

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,399,955,429)	$5,554,950,374
Cash	5,921,898
Receivable for Portfolio shares sold	191,099
Other assets	22,361

Total assets	5,561,085,732

LIABILITIES
Payable for securities purchased	2,285,002
Payable for Portfolio shares repurchased	1,895,239
Distribution fees payable – Class IB	1,151,767
Administrative fees payable	599,182
Investment management fees payable	424,355
Accrued expenses	47,277

Total liabilities	6,402,822

Commitments and contingent liabilities^
NET ASSETS	$5,554,682,910

Net assets were comprised of:
Paid in capital	$4,329,100,903
Total distributable earnings (loss)	1,225,582,007

Net assets	$5,554,682,910

Class IB
Net asset value, offering and redemption price per share, $5,554,682,910 / 341,748,676 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.25

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$97,243,600
Interest	97,802

Total income	97,341,402

EXPENSES
Distribution fees – Class IB	13,414,044
Administrative fees	6,860,918
Investment management fees	4,944,874
Printing and mailing expenses	339,833
Professional fees	255,445
Trustees’ fees	193,854
Custodian fees	119,700
Miscellaneous	91,744

Total expenses	26,220,412

NET INVESTMENT INCOME (LOSS)	71,120,990

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	28,620,449
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	121,924,419

Net realized gain (loss)	150,544,868

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	514,740,241

NET REALIZED AND UNREALIZED GAIN (LOSS)	665,285,109

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$736,406,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$71,120,990	$47,589,045
Net realized gain (loss)	150,544,868	156,357,008
Net change in unrealized appreciation (depreciation)	514,740,241	(1,408,018,092)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	736,406,099	(1,204,072,039)

Distributions to shareholders:
Class IB	(206,638,132)	(488,969,932)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 24,631,437 and 16,813,036 shares, respectively ]	387,171,790	274,215,422
Capital shares issued in reinvestment of dividends and distributions [ 13,089,736 and 32,961,479 shares, respectively ]	206,638,132	488,969,932
Capital shares repurchased [ (56,973,907) and (73,774,371) shares , respectively]	(879,996,129)	(1,207,713,894)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(286,186,207)	(444,528,540)

TOTAL INCREASE (DECREASE) IN NET ASSETS	243,581,760	(2,137,570,511)
NET ASSETS:
Beginning of year	5,311,101,150	7,448,671,661

End of year	$5,554,682,910	$5,311,101,150

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$14.71		$19.35		$18.86		$17.76		$15.63

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.13		0.11		0.15		0.23
Net realized and unrealized gain (loss)	1.95		(3.34)		2.10		2.02		2.57

Total from investment operations	2.16		(3.21)		2.21		2.17		2.80

Less distributions:
Dividends from net investment income	(0.23)		(0.15)		(0.40)		(0.35)		(0.26)
Distributions from net realized gains	(0.39)		(1.28)		(1.32)		(0.72)		(0.41)

Total dividends and distributions	(0.62)		(1.43)		(1.72)		(1.07)		(0.67)

Net asset value, end of year	$16.25		$14.71		$19.35		$18.86		$17.76

Total return	14.86%		(16.51)%		11.91%		12.38%		18.00%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,554,683		$5,311,101		$7,448,672		$7,412,644		$7,333,348
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.47	%(o)	0.48	%(j)	0.48	%(j)
Ratio of net investment income (loss) to average net assets (f)(x)	1.33%		0.79%		0.56%		0.83%		1.32%
Portfolio turnover rate^	17%		12%		20%		24%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.98% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.97% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/GROWTH STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	16.49%	8.48%	6.14%
Portfolio – Class IB Shares	16.47	8.47	6.14
EQ/Growth Strategy Index	16.73	9.36	7.05
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 16.47% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Growth Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 16.73%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Growth Strategy Portfolio allocates its assets to a fixed, or static, combination of passive mutual funds across the global equity and U.S. bond markets, many of which feature a volatility management component. The Portfolio’s return depends upon how well the asset classes that the holdings represent performed compared to one another, as well as the weighting of its individual underlying holdings and their absolute performance, net of fees. The Portfolio’s volatility management component was not a factor in 2023.

What helped performance during the year:

•

The Portfolio’s roughly 70% allocation to global equity securities produced 90% of its total return, as global economies avoided the recession so many investors had feared, buoying stock prices. One of the best performing asset classes in 2023 was U.S. large-cap stocks, and EQ/500 Managed Volatility Portfolio (which tracks the S&P 500® Index) was the Portfolio’s biggest single holding and the biggest single contributor to total return. The second highest category of returns came from the international equity asset class, represented by EQ/International Managed Volatility Portfolio.

•

The Portfolio’s 30% allocation to bond markets produced around 10% of its total return. Among fixed-income sectors, credit-sensitive bonds performed best, with their sensitivity to the positive economic environment. The biggest individual contributors among the Portfolio’s fixed-income holdings were EQ/Core Bond Index Portfolio, which provides exposure to intermediate government and credit-sensitive bonds, EQ/Intermediate Corporate Bond Portfolio, and EQ/Long-Term Bond Portfolio (representing credit-sensitive and longer government bonds).

What hurt performance during the year:

•

The Portfolio’s holdings in small-cap and mid-cap stocks, while providing positive returns, did not match the performance of their large-cap counterparts. Add to that their relatively smaller allocations within the Portfolio and EQ/2000 Managed Volatility Portfolio and EQ/400 Managed Volatility Portfolio, which track the small- and mid-cap markets respectively, did not contribute significantly to total return.

•

In the fixed-income allocation, funds dedicated solely to government bonds provided the lowest absolute returns, mainly attributable to uncertainty throughout much of the year as investors attempted to discern the future path of interest rates. The Portfolio’s small allocations to EQ/Intermediate Government Bond Portfolio and EQ/AB Short Duration Government Bond Portfolio (representing the volatile U.S. intermediate and short government markets, respectively) therefore produced only minimal returns in the Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	71.7%
Fixed Income	28.3

EQ/GROWTH STRATEGY PORTFOLIO (Unaudited)

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/500 Managed Volatility Portfolio	43.8%
EQ/2000 Managed Volatility Portfolio	15.3
EQ/International Managed Volatility Portfolio	9.9
EQ/Core Bond Index Portfolio	9.7
EQ/Long-Term Bond Portfolio	6.3
EQ/Intermediate Corporate Bond Portfolio	5.2
EQ/Intermediate Government Bond Portfolio	5.1
EQ/400 Managed Volatility Portfolio	2.8
EQ/AB Short Duration Government Bond Portfolio	1.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,061.40	$2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.73	2.50
Class IB
Actual	1,000.00	1,061.30	2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.73	2.50

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.49% and 0.49%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.7%)
EQ/2000 Managed Volatility Portfolio‡	36,923,907	$714,447,782
EQ/400 Managed Volatility Portfolio‡	5,724,100	131,295,007
EQ/500 Managed Volatility Portfolio‡	69,472,036	2,051,015,557
EQ/International Managed Volatility Portfolio‡	32,843,671	463,802,458

Total Equity		3,360,560,804

Fixed Income (28.3%)
EQ/AB Short Duration Government Bond Portfolio‡	9,146,755	89,550,727
EQ/Core Bond Index Portfolio‡	49,501,619	455,716,070
EQ/Intermediate Corporate Bond Portfolio‡	23,916,550	244,360,555
EQ/Intermediate Government Bond Portfolio‡	25,252,679	240,054,974
EQ/Long-Term Bond Portfolio‡	41,168,537	294,170,863

Total Fixed Income		1,323,853,189

Total Investments in Securities (100.0%) (Cost $3,716,159,152)		4,684,413,993
Other Assets Less Liabilities (0.0%)†		(237,915)

Net Assets (100%)		$4,684,176,078

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	36,923,907	695,820,218	41,230,562	(111,508,158)	493,420	88,411,740	714,447,782	8,945,822	6,170,756
EQ/400 Managed Volatility Portfolio	5,724,100	129,007,372	6,862,549	(18,542,623)	124,686	13,843,023	131,295,007	1,661,963	3,256,708
EQ/500 Managed Volatility Portfolio	69,472,036	1,797,855,426	186,189,854	(232,085,088)	25,305,698	273,749,667	2,051,015,557	25,432,502	109,689,083
EQ/International Managed Volatility Portfolio	32,843,671	472,366,187	20,166,273	(91,590,772)	489,722	62,371,048	463,802,458	10,904,559	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	9,146,755	101,761,365	4,996,791	(19,087,467)	(42,706)	1,922,744	89,550,727	2,458,531	—
EQ/Core Bond Index Portfolio	49,501,619	442,815,908	63,567,524	(60,859,054)	(161,022)	10,352,714	455,716,070	10,341,015	—
EQ/Intermediate Corporate Bond Portfolio	23,916,550	—	229,777,115	(36,092)	(7)	14,619,539	244,360,555	2,467,802	—
EQ/Intermediate Government Bond Portfolio	25,252,679	476,224,059	34,024,967	(274,782,648)	(20,003,643)	24,592,239	240,054,974	6,907,987	—
EQ/Long-Term Bond Portfolio	41,168,537	248,507,004	71,001,437	(31,851,451)	(1,042,906)	7,556,779	294,170,863	9,197,309	—

Total		4,364,357,539	657,817,072	(840,343,353)	5,163,242	497,419,493	4,684,413,993	78,317,490	119,116,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,684,413,993	$—	$4,684,413,993

Total Assets	$—	$4,684,413,993	$—	$4,684,413,993

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,684,413,993	$—	$4,684,413,993

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$657,817,072
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$840,343,353

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,131,050,979
Aggregate gross unrealized depreciation	(167,124,324)

Net unrealized appreciation	$963,926,655

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,720,487,338

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $3,716,159,152)	$4,684,413,993
Cash	2,558,373
Receivable for Portfolio shares sold	802,601
Other assets	18,927

Total assets	4,687,793,894

LIABILITIES
Payable for Portfolio shares repurchased	1,598,855
Distribution fees payable – Class IB	971,235
Administrative fees payable	505,442
Investment management fees payable	360,387
Payable for securities purchased	127,261
Distribution fees payable – Class IA	343
Accrued expenses	54,293

Total liabilities	3,617,816

Commitments and contingent liabilities^
NET ASSETS	$4,684,176,078

Net assets were comprised of:
Paid in capital	$3,640,204,625
Total distributable earnings (loss)	1,043,971,453

Net assets	$4,684,176,078

Class IA
Net asset value, offering and redemption price per share, $1,647,241 / 88,814 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.55

Class IB
Net asset value, offering and redemption price per share, $4,682,528,837 / 252,139,229 shares outstanding (unlimited amount authorized: $0.01 par value)	$18.57

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$78,317,490
Interest	66,622

Total income	78,384,112

EXPENSES
Distribution fees – Class IB	11,181,043
Administrative fees	5,720,793
Investment management fees	4,151,578
Printing and mailing expenses	349,829
Professional fees	220,357
Trustees’ fees	160,978
Custodian fees	101,800
Distribution fees – Class IA	3,828
Miscellaneous	74,236

Total expenses	21,964,442

NET INVESTMENT INCOME (LOSS)	56,419,670

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	5,163,242
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	119,116,547

Net realized gain (loss)	124,279,789

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	497,419,493

NET REALIZED AND UNREALIZED GAIN (LOSS)	621,699,282

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$678,118,952

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$56,419,670	$36,689,274
Net realized gain (loss)	124,279,789	125,209,876
Net change in unrealized appreciation (depreciation)	497,419,493	(1,195,542,223)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	678,118,952	(1,033,643,073)

Distributions to shareholders:
Class IA	(56,346)	(131,534)
Class IB	(160,435,660)	(400,235,265)

Total distributions to shareholders	(160,492,006)	(400,366,799)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares issued in reinvestment of dividends and distributions [ 3,155 and 7,933 shares, respectively ]	56,346	131,534
Capital shares repurchased [ (2,271) and (2,118) shares ]	(39,540)	(39,756)

Total Class IA transactions	16,806	91,778

Class IB
Capital shares sold [ 17,880,018 and 17,860,655 shares, respectively ]	317,847,032	350,099,003
Capital shares issued in reinvestment of dividends and distributions [ 8,976,455 and 24,107,608 shares, respectively ]	160,435,660	400,235,265
Capital shares repurchased [ (38,577,074) and (51,385,145) shares , respectively]	(673,971,256)	(966,716,924)

Total Class IB transactions	(195,688,564)	(216,382,656)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(195,671,758)	(216,290,878)

TOTAL INCREASE (DECREASE) IN NET ASSETS	321,955,188	(1,650,300,750)
NET ASSETS:
Beginning of year	4,362,220,890	6,012,521,640

End of year	$4,684,176,078	$4,362,220,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021		2020		2019
Net asset value, beginning of year	$16.51		$21.97		$20.82		$19.31		$16.60

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.15		0.13		0.16		0.25
Net realized and unrealized gain (loss)	2.46		(4.00)		2.81		2.44		3.10

Total from investment operations	2.69		(3.85)		2.94		2.60		3.35

Less distributions:
Dividends from net investment income	(0.25)		(0.16)		(0.51)		(0.40)		(0.29)
Distributions from net realized gains	(0.40)		(1.45)		(1.28)		(0.69)		(0.35)

Total dividends and distributions	(0.65)		(1.61)		(1.79)		(1.09)		(0.64)

Net asset value, end of year	$18.55		$16.51		$21.97		$20.82		$19.31

Total return	16.49%		(17.42)%		14.30%		13.66%		20.23%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,647		$1,451		$1,804		$1,580		$1,419
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.47	%(o)	0.49	%(j)	0.48	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.31%		0.81%		0.58%		0.85%		1.33%
Portfolio turnover rate^	15%		11%		19%		24%		11%

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$16.53		$21.99		$20.84		$19.33		$16.62

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.22		0.14		0.13		0.16		0.25
Net realized and unrealized gain (loss)	2.47		(3.99)		2.81		2.44		3.10

Total from investment operations	2.69		(3.85)		2.94		2.60		3.35

Less distributions:
Dividends from net investment income	(0.25)		(0.16)		(0.51)		(0.40)		(0.29)
Distributions from net realized gains	(0.40)		(1.45)		(1.28)		(0.69)		(0.35)

Total dividends and distributions	(0.65)		(1.61)		(1.79)		(1.09)		(0.64)

Net asset value, end of year	$18.57		$16.53		$21.99		$20.84		$19.33

Total return	16.47%		(17.40)%		14.28%		13.64%		20.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,682,529		$4,360,770		$6,010,718		$5,754,524		$5,574,271
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.47	%(o)	0.49	%(j)	0.48	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.26%		0.75%		0.56%		0.82%		1.33%
Portfolio turnover rate^	15%		11%		19%		24%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.02% for Class IA and 1.02% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IA and 1.00% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.99% for Class IA and 0.99% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IA and 1.01% for Class IB.

See Notes to Financial Statements.

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	18.17%	9.60%	6.91%
EQ/Aggressive Growth Strategy Index	18.58	10.71	7.99
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 18.17% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Aggressive Growth Strategy Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 18.58%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Aggressive Growth Strategy Portfolio allocates its assets to a fixed, or static, combination of passive mutual funds across the global equity and U.S. bond markets, many of which feature a volatility management component. The Portfolio’s return depends upon how well asset classes that the holdings represent performed compared to one another, as well as the weighting of its individual underlying holdings and their absolute performance, net of fees. The Portfolio’s volatility management component was not a factor in 2023.

What helped performance during the year:

•

The Portfolio’s roughly 80% allocation to global equity securities produced 94% of its total return, as global economies avoided the recession so many investors had feared, buoying stock prices. One of the best performing asset classes in 2023 was U.S. large-cap stocks, and EQ/500 Managed Volatility Portfolio (which tracks the S&P 500® Index) was the Portfolio’s biggest single holding and the biggest single contributor to total return. The second highest category of returns came from the international equity asset class, represented by EQ/International Managed Volatility Portfolio.

•

The Portfolio’s 20% allocation to bond markets produced around 6% of its total return. Among fixed-income sectors, credit-sensitive bonds performed best, with their sensitivity to the positive economic environment. The biggest individual contributors among the Portfolio’s fixed-income holdings were EQ/Core Bond Index Portfolio, which provides exposure to intermediate government and credit-sensitive bonds, EQ/Intermediate Corporate Bond Portfolio, and EQ/Long-Term Bond Portfolio (representing credit-sensitive and longer government bonds).

What hurt performance during the year:

•

The Portfolio’s holdings in small-cap and mid-cap stocks, while providing positive returns, did not match the performance of their large-cap counterparts. Add to that their relatively smaller allocations within the Portfolio and EQ/2000 Managed Volatility Portfolio and EQ/400 Managed Volatility Portfolio, which track the small- and mid-cap markets respectively, did not contribute significantly to total return.

•

In the fixed-income allocation, funds dedicated solely to government bonds provided the lowest absolute returns, mainly attributable to uncertainty throughout much of the year as investors attempted to discern the future path of interest rates. The Portfolio’s small allocations to EQ/Intermediate Government Bond Portfolio and EQ/AB Short Duration Government Bond Portfolio (representing the volatile U.S. intermediate and short government markets, respectively) therefore produced only minimal returns in the Portfolio.

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	81.7%
Fixed Income	18.3

Top Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/500 Managed Volatility Portfolio	50.4%
EQ/2000 Managed Volatility Portfolio	17.1
EQ/International Managed Volatility Portfolio	11.2
EQ/Core Bond Index Portfolio	6.1
EQ/Long-Term Bond Portfolio	4.2
EQ/Intermediate Corporate Bond Portfolio	3.5
EQ/Intermediate Government Bond Portfolio	3.3
EQ/400 Managed Volatility Portfolio	3.0
EQ/AB Short Duration Government Bond Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,064.40	$2.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.74	2.50

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.49%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (81.7%)
EQ/2000 Managed Volatility Portfolio‡	45,361,947	$877,717,041
EQ/400 Managed Volatility Portfolio‡	6,794,346	155,843,491
EQ/500 Managed Volatility Portfolio‡	87,737,384	2,590,261,488
EQ/International Managed Volatility Portfolio‡	40,642,712	573,936,749

Total Equity		4,197,758,769

Fixed Income (18.3%)
EQ/AB Short Duration Government Bond Portfolio‡	6,208,952	60,788,356
EQ/Core Bond Index Portfolio‡	34,117,976	314,092,956
EQ/Intermediate Corporate Bond Portfolio‡	17,388,775	177,664,876
EQ/Intermediate Government Bond Portfolio‡	18,118,698	172,238,506
EQ/Long-Term Bond Portfolio‡	30,040,211	214,653,115

Total Fixed Income		939,437,809

Total Investments in Securities (100.0%) (Cost $4,394,077,946)		5,137,196,578
Other Assets Less Liabilities (0.0%)†		(1,979,119)

Net Assets (100%)		$5,135,217,459

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/2000 Managed Volatility Portfolio	45,361,947	827,280,395	33,382,813	(90,806,589)	103,906	107,756,516	877,717,041	11,225,822	7,600,623
EQ/400 Managed Volatility Portfolio	6,794,346	148,930,244	7,103,498	(16,481,655)	94,314	16,197,090	155,843,491	2,003,456	3,874,526
EQ/500 Managed Volatility Portfolio	87,737,384	2,210,487,122	193,322,506	(185,230,943)	6,065,187	365,617,616	2,590,261,488	32,093,623	138,057,516
EQ/International Managed Volatility Portfolio	40,642,712	553,025,775	19,178,864	(73,818,205)	63,592	75,486,723	573,936,749	13,536,937	—
Fixed Income
EQ/AB Short Duration Government Bond Portfolio	6,208,952	69,282,368	2,395,888	(12,190,938)	(31,498)	1,332,536	60,788,356	1,687,305	—
EQ/Core Bond Index Portfolio	34,117,976	299,866,969	42,275,157	(35,281,309)	96,045	7,136,094	314,092,956	7,259,964	—
EQ/Intermediate Corporate Bond Portfolio	17,388,775	—	167,228,956	(114,898)	74	10,550,744	177,664,876	1,798,879	—
EQ/Intermediate Government Bond Portfolio	18,118,698	320,566,404	22,256,249	(173,639,459)	(13,295,206)	16,350,518	172,238,506	4,970,888	—
EQ/Long-Term Bond Portfolio	30,040,211	176,823,403	48,437,902	(15,605,641)	(422,265)	5,419,716	214,653,115	6,863,560	—

Total		4,606,262,680	535,581,833	(603,169,637)	(7,325,851)	605,847,553	5,137,196,578	81,440,434	149,532,665

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,137,196,578	$—	$5,137,196,578

Total Assets	$—	$5,137,196,578	$—	$5,137,196,578

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,137,196,578	$—	$5,137,196,578

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$535,581,833
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$603,169,637

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$857,059,931
Aggregate gross unrealized depreciation	(124,549,059)

Net unrealized appreciation	$732,510,872

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,404,685,706

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $4,394,077,946)	$5,137,196,578
Cash	1,897,559
Receivable for Portfolio shares sold	1,596,540
Other assets	20,679

Total assets	5,140,711,356

LIABILITIES
Payable for Portfolio shares repurchased	3,077,490
Distribution fees payable – Class IB	1,066,418
Administrative fees payable	554,781
Investment management fees payable	394,400
Payable for securities purchased	263,344
Accrued expenses	137,464

Total liabilities	5,493,897

Commitments and contingent liabilities^
NET ASSETS	$5,135,217,459

Net assets were comprised of:
Paid in capital	$4,296,875,225
Total distributable earnings (loss)	838,342,234

Net assets	$5,135,217,459

Class IB
Net asset value, offering and redemption price per share, $5,135,217,459 / 318,099,354 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.14

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$81,440,434
Interest	21,559

Total income	81,461,993

EXPENSES
Distribution fees – Class IB	12,039,267
Administrative fees	6,157,887
Investment management fees	4,458,957
Printing and mailing expenses	305,286
Professional fees	234,855
Trustees’ fees	172,020
Custodian fees	76,000
Miscellaneous	79,704

Total expenses	23,523,976

NET INVESTMENT INCOME (LOSS)	57,938,017

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	(7,325,851)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	149,532,665

Net realized gain (loss)	142,206,814

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	605,847,553

NET REALIZED AND UNREALIZED GAIN (LOSS)	748,054,367

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$805,992,384

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$57,938,017	$35,876,355
Net realized gain (loss)	142,206,814	143,044,600
Net change in unrealized appreciation (depreciation)	605,847,553	(1,288,544,868)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	805,992,384	(1,109,623,913)

Distributions to shareholders:
Class IB	(171,282,268)	(419,087,654)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 21,789,585 and 16,217,708 shares, respectively ]	334,860,957	260,352,403
Capital shares issued in reinvestment of dividends and distributions [ 11,122,230 and 29,548,174 shares, respectively ]	171,282,268	419,087,654
Capital shares repurchased [ (40,275,804) and (41,273,592) shares , respectively]	(610,227,444)	(656,951,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(104,084,219)	22,488,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	530,625,897	(1,506,223,434)
NET ASSETS:
Beginning of year	4,604,591,562	6,110,814,996

End of year	$5,135,217,459	$4,604,591,562

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$14.15		$19.04		$17.63		$16.04		$13.49

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.11		0.11		0.15		0.20
Net realized and unrealized gain (loss)	2.36		(3.62)		2.81		2.15		2.83

Total from investment operations	2.54		(3.51)		2.92		2.30		3.03

Less distributions:
Dividends from net investment income	(0.20)		(0.13)		(0.48)		(0.36)		(0.24)
Distributions from net realized gains	(0.35)		(1.25)		(1.03)		(0.35)		(0.24)

Total dividends and distributions	(0.55)		(1.38)		(1.51)		(0.71)		(0.48)

Net asset value, end of year	$16.14		$14.15		$19.04		$17.63		$16.04

Total return	18.17%		(18.34)%		16.82%		14.52%		22.51%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,135,217		$4,604,592		$6,110,815		$5,583,681		$4,321,787
Ratio of expenses to average net assets (f)	0.49	%(j)	0.48	%(k)	0.47	%(o)	0.49	%(j)	0.49	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.20%		0.71%		0.58%		0.92%		1.34%
Portfolio turnover rate^	11%		8%		16%		21%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.03% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.01% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.04% for Class IB.

See Notes to Financial Statements.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	7.89%	2.58%	2.15%
Portfolio – Class IB Shares	8.02	2.60	2.15
Portfolio – Class K Shares	8.17	2.84	2.39
EQ/Conservative Allocation Index	8.29	3.05	2.69
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 8.02% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 8.29%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Conservative Plus Allocation Portfolio invests its assets in a combination of actively and passively managed mutual funds across global equity and bond markets. The Portfolio’s return depends upon factors including how well the asset classes represented performed; how the underlying funds performed on an absolute basis; and how the actively managed funds performed relative to their individual market benchmarks. In addition, the Portfolio includes several holdings with a volatility-management component — which was not triggered in 2023. In line with its moderately conservative orientation, the Portfolio saw gains from all its allocations to both stocks and bonds, and broad diversification prevented investors from seeing much of a drag on returns from the underlying funds that underperformed their benchmarks.

What helped performance during the year:

•

The Portfolio’s 80% allocation to bond markets produced around 48% of its return, as government bonds suffered from volatility through much of the year while investors attempted to discern the future path of interest rates. Longer duration funds such as the EQ/Long-Term Bond Portfolio benefitted late in 2023 as the market’s focus shifted from hedging inflation fears to the potential of an economic slowdown and Federal Reserve interest rate cuts.

•

The Portfolio’s 20% allocation to equity securities produced the rest of its total return — in line with generally buoyant stock markets as global economies avoided the recession so many investors had feared. Indexed holdings ATM Large Cap Managed Volatility Portfolio and EQ/Large Cap Core Managed Volatility Portfolio provided the highest individual contribution to returns. Actively managed portfolios also added to returns. EQ/Morgan Stanley Small Cap Growth Portfolio benefitted from strong stock selection and outperformed the Russell 2000 Growth Index by 16.1% over the one-year period.

What hurt performance during the year:

•

Within the fixed-income allocation, intermediate-term government bonds detracted as they did not benefit as much as longer duration assets during the bond rally that took place from October to December 2023. The Portfolio’s actively managed positions, Multimanager Core Bond Portfolio and 1290 Diversified Bond Fund, while producing positive returns, underperformed their benchmarks in 2023.

•

Within the equity allocation, large-cap value holdings detracted relative to their large-cap growth counterparts, with the Russell 1000 Value Index up only 11.5% in comparison to the 42.7% return of the Russell 1000 Growth Index. The Portfolio’s actively managed positions in several equity funds also provided minimal returns, generally by underperforming their benchmarks. These included EQ/Janus Enterprise Portfolio, 1290 VT Equity Income Portfolio and EQ/American Century Mid Cap Value Portfolio.

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Fixed Income	78.9%
Equity	21.1

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/Intermediate Government Bond Portfolio	18.9%
EQ/Core Bond Index Portfolio	15.2
EQ/PIMCO Ultra Short Bond Portfolio	9.0
Multimanager Core Bond Portfolio	7.9
ATM Large Cap Managed Volatility Portfolio	6.7
EQ/Long-Term Bond Portfolio	6.6
1290 VT DoubleLine Opportunistic Bond Portfolio	6.0
EQ/Core Plus Bond Portfolio	4.8
EQ/Quality Bond PLUS Portfolio	4.7
1290 Diversified Bond Fund	4.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,037.80	$2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.82	2.41
Class IB
Actual	1,000.00	1,039.00	2.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.82	2.41
Class K
Actual	1,000.00	1,039.10	1.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.08	1.13

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (21.1%)
1290 VT Equity Income Portfolio‡	716,006	$3,442,278
1290 VT GAMCO Small Company Value Portfolio‡	23,262	1,625,014
1290 VT Micro Cap Portfolio‡	196,464	1,714,650
ATM International Managed Volatility Portfolio‡	982,617	10,395,911
ATM Large Cap Managed Volatility Portfolio‡	3,469,231	49,781,622
ATM Mid Cap Managed Volatility Portfolio‡	1,887,450	15,024,634
ATM Small Cap Managed Volatility Portfolio‡	494,243	5,308,464
EQ/AB Small Cap Growth Portfolio‡	214,082	3,588,930
EQ/American Century Mid Cap Value Portfolio‡	130,702	2,818,310
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	783,000	7,867,056
EQ/Global Equity Managed Volatility Portfolio‡	232,382	3,752,360
EQ/International Core Managed Volatility Portfolio‡	220,956	2,443,343
EQ/International Equity Index Portfolio‡	70,454	756,239
EQ/International Value Managed Volatility Portfolio‡	274,958	3,749,164
EQ/Janus Enterprise Portfolio‡	309,637	6,559,619
EQ/JPMorgan Growth Stock Portfolio*‡ (a)	73,609	4,392,386
EQ/JPMorgan Value Opportunities Portfolio‡	186,382	3,547,461
EQ/Large Cap Core Managed Volatility Portfolio‡	937,146	10,000,121
EQ/Large Cap Growth Index Portfolio‡	54,636	1,221,254
EQ/Large Cap Value Managed Volatility Portfolio‡	271,806	4,839,059
EQ/Loomis Sayles Growth Portfolio*‡	548,366	5,680,661
EQ/MFS International Growth Portfolio‡	505,207	3,679,905
EQ/Morgan Stanley Small Cap Growth Portfolio‡	233,706	1,755,063
EQ/Value Equity Portfolio‡	167,453	3,673,374

Total Equity		157,616,878

Fixed Income (78.8%)
1290 Diversified Bond Fund‡	3,538,065	31,665,685
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,173,495	44,512,054
1290 VT High Yield Bond Portfolio‡	1,381,932	12,056,723
EQ/Core Bond Index Portfolio‡	12,320,256	113,421,314
EQ/Core Plus Bond Portfolio‡	10,198,882	35,849,343
EQ/Intermediate Government Bond Portfolio‡	14,840,421	141,074,809
EQ/Long-Term Bond Portfolio‡	6,899,067	49,297,465
EQ/PIMCO Ultra Short Bond Portfolio‡	6,867,106	66,816,211
EQ/Quality Bond PLUS Portfolio‡	4,578,100	35,336,707
Multimanager Core Bond Portfolio‡	6,871,477	59,170,323

Total Fixed Income		589,200,634

Total Investments in Securities (99.9%) (Cost $773,555,746)		746,817,512
Other Assets Less Liabilities (0.1%)		430,909

Net Assets (100%)		$747,248,421

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	716,006	4,287,107	550,069	(1,294,689)	138,391	(238,600)	3,442,278	67,223	208,853
1290 VT GAMCO Small Company Value Portfolio	23,262	1,339,130	119,243	—	—	166,641	1,625,014	13,083	106,160
1290 VT Micro Cap Portfolio	196,464	1,886,023	42,748	(331,563)	2,463	114,979	1,714,650	9,750	—
ATM International Managed Volatility Portfolio	982,617	12,409,311	599,910	(4,202,815)	358,263	1,231,242	10,395,911	234,923	—
ATM Large Cap Managed Volatility Portfolio	3,469,231	49,363,153	5,481,202	(11,957,200)	2,221,791	4,672,676	49,781,622	613,113	3,977,164
ATM Mid Cap Managed Volatility Portfolio	1,887,450	14,957,407	711,830	(2,320,941)	4,514	1,671,824	15,024,634	193,032	287,817
ATM Small Cap Managed Volatility Portfolio	494,243	5,351,031	220,682	(913,126)	17,997	631,880	5,308,464	72,388	82,300
EQ/AB Small Cap Growth Portfolio	214,082	3,580,819	51,822	(631,563)	(11,717)	599,569	3,588,930	13,728	5,097
EQ/American Century Mid Cap Value Portfolio	130,702	3,430,968	187,391	(831,563)	437	31,077	2,818,310	50,008	104,387
EQ/ClearBridge Select Equity Managed Volatility Portfolio	783,000	8,234,170	193,107	(2,326,252)	(308,719)	2,074,750	7,867,056	61,117	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Global Equity Managed Volatility Portfolio	232,382	4,289,745	351,540	(1,498,126)	95,360	513,841	3,752,360	39,576	145,968
EQ/International Core Managed Volatility Portfolio	220,956	2,927,045	280,728	(1,133,126)	196,404	172,292	2,443,343	46,224	18,509
EQ/International Equity Index Portfolio	70,454	633,603	21,776	—	—	100,860	756,239	21,776	—
EQ/International Value Managed Volatility Portfolio	274,958	4,191,333	299,310	(1,373,126)	175,653	455,994	3,749,164	83,316	—
EQ/Janus Enterprise Portfolio	309,637	6,144,323	500,737	(663,126)	1,048	576,637	6,559,619	16,686	418,055
EQ/JPMorgan Growth Stock Portfolio*(a)	73,609	3,232,466	596,859	(331,563)	(7,777)	902,401	4,392,386	—	563,861
EQ/JPMorgan Value Opportunities Portfolio	186,382	4,189,291	517,702	(1,344,689)	204,611	(19,454)	3,547,461	56,406	162,305
EQ/Large Cap Core Managed Volatility Portfolio	937,146	12,201,624	1,182,797	(4,859,378)	1,885,051	(409,973)	10,000,121	192,434	792,380
EQ/Large Cap Growth Index Portfolio	54,636	1,237,662	46,788	(500,000)	298,230	138,574	1,221,254	4,941	41,847
EQ/Large Cap Value Managed Volatility Portfolio	271,806	5,627,233	724,450	(1,876,252)	246,897	116,731	4,839,059	81,966	260,496
EQ/Loomis Sayles Growth Portfolio*	548,366	5,393,011	293,298	(1,953,126)	200,707	1,746,771	5,680,661	—	227,304
EQ/MFS International Growth Portfolio	505,207	4,826,960	450,672	(2,038,126)	319,098	121,301	3,679,905	52,524	132,156
EQ/Morgan Stanley Small Cap Growth Portfolio	233,706	1,787,250	36,516	(631,563)	(19,337)	582,197	1,755,063	3,520	—
EQ/Value Equity Portfolio	167,453	3,883,303	327,738	(1,144,689)	323,048	283,974	3,673,374	47,652	6,094
Fixed Income
1290 Diversified Bond Fund	3,538,065	26,886,513	4,900,664	—	—	(121,492)	31,665,685	1,050,664	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,173,495	45,582,027	5,611,384	(7,625,948)	(364,378)	1,308,969	44,512,054	1,952,448	—
1290 VT High Yield Bond Portfolio	1,381,932	12,129,835	1,259,074	(2,057,815)	(9,742)	735,371	12,056,723	719,089	—
EQ/Core Bond Index Portfolio	12,320,256	127,917,416	4,851,127	(22,214,720)	(127,396)	2,994,887	113,421,314	2,640,315	—
EQ/Core Plus Bond Portfolio	10,198,882	38,015,592	3,063,972	(5,968,133)	(636,512)	1,374,424	35,849,343	870,022	—
EQ/Intermediate Government Bond Portfolio	14,840,421	161,695,537	7,037,817	(29,509,105)	(408,144)	2,258,704	141,074,809	4,101,066	—
EQ/Long-Term Bond Portfolio	6,899,067	56,988,194	4,447,569	(13,594,082)	(3,683,776)	5,139,560	49,297,465	1,594,684	—
EQ/PIMCO Ultra Short Bond Portfolio	6,867,106	72,017,645	3,621,862	(10,133,763)	(123,193)	1,433,660	66,816,211	2,697,941	—
EQ/Quality Bond PLUS Portfolio	4,578,100	38,937,327	2,300,979	(6,649,697)	(524,042)	1,272,140	35,336,707	824,031	—
Multimanager Core Bond Portfolio	6,871,477	58,606,390	8,949,124	(9,615,327)	(387,560)	1,617,696	59,170,323	1,767,208	—

Total		804,180,444	59,832,487	(151,525,192)	77,670	34,252,103	746,817,512	20,192,854	7,540,753

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$31,665,685	$715,151,827	$—	$746,817,512

Total Assets	$31,665,685	$715,151,827	$—	$746,817,512

Total Liabilities	$—	$—	$—	$—

Total	$31,665,685	$715,151,827	$—	$746,817,512

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$59,832,487
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$151,525,192

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,738,411
Aggregate gross unrealized depreciation	(72,245,799)

Net unrealized depreciation	$(28,507,388)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$775,324,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $773,555,746)	$746,817,512
Cash	451,277
Receivable for securities sold	853,895
Receivable for Portfolio shares sold	11,792
Other assets	3,296

Total assets	748,137,772

LIABILITIES
Payable for Portfolio shares repurchased	581,415
Distribution fees payable – Class IB	153,995
Administrative fees payable	66,225
Distribution fees payable – Class IA	2,139
Accrued expenses	85,577

Total liabilities	889,351

Commitments and contingent liabilities^
NET ASSETS	$747,248,421

Net assets were comprised of:
Paid in capital	$771,075,305
Total distributable earnings (loss)	(23,826,884)

Net assets	$747,248,421

Class IA
Net asset value, offering and redemption price per share, $10,149,819 / 1,241,953 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.17

Class IB
Net asset value, offering and redemption price per share, $729,932,179 / 89,257,680 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.18

Class K
Net asset value, offering and redemption price per share, $7,166,423 / 878,903 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.15

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$20,192,854
Interest	39,638

Total income	20,232,492

EXPENSES
Distribution fees – Class IB	1,893,026
Administrative fees	990,335
Investment management fees	774,530
Custodian fees	206,200
Printing and mailing expenses	136,608
Professional fees	108,790
Trustees’ fees	28,248
Distribution fees – Class IA	25,120
Miscellaneous	15,270

Gross expenses	4,178,127
Less: Waiver from investment manager	(529,999)

Net expenses	3,648,128

NET INVESTMENT INCOME (LOSS)	16,584,364

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	77,670
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	7,540,753

Net realized gain (loss)	7,618,423

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	34,252,103

NET REALIZED AND UNREALIZED GAIN (LOSS)	41,870,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$58,454,890

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,584,364	$11,524,544
Net realized gain (loss)	7,618,423	5,998,266
Net change in unrealized appreciation (depreciation)	34,252,103	(145,297,048)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,454,890	(127,774,238)

Distributions to shareholders:
Class IA	(319,619)	(604,287)
Class IB	(23,123,972)	(43,005,262)
Class K	(244,576)	(429,284)

Total distributions to shareholders	(23,688,167)	(44,038,833)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 133,554 and 149,825 shares, respectively ]	1,072,332	1,296,320
Capital shares issued in reinvestment of dividends and distributions [ 39,532 and 76,981 shares, respectively ]	319,619	604,287
Capital shares repurchased [ (232,539) and (545,390) shares , respectively]	(1,868,547)	(4,503,489)

Total Class IA transactions	(476,596)	(2,602,882)

Class IB
Capital shares sold [ 7,044,194 and 11,662,359 shares, respectively ]	56,674,902	100,274,302
Capital shares issued in reinvestment of dividends and distributions [ 2,858,886 and 5,474,341 shares, respectively ]	23,123,972	43,005,262
Capital shares repurchased [ (21,289,238) and (24,600,500) shares , respectively]	(171,092,863)	(209,909,567)

Total Class IB transactions	(91,293,989)	(66,630,003)

Class K
Capital shares sold [ 34,014 and 219,238 shares, respectively ]	273,062	1,835,559
Capital shares issued in reinvestment of dividends and distributions [ 30,301 and 54,726 shares, respectively ]	244,576	429,284
Capital shares repurchased [ (142,390) and (251,365) shares , respectively]	(1,150,802)	(2,131,363)

Total Class K transactions	(633,164)	133,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(92,403,749)	(69,099,405)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(57,637,026)	(240,912,476)
NET ASSETS:
Beginning of year	804,885,447	1,045,797,923

End of year	$747,248,421	$804,885,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021		2020		2019
Net asset value, beginning of year	$7.82		$9.45		$9.68		$9.41		$8.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.09		0.08		0.09		0.14
Net realized and unrealized gain (loss)	0.43		(1.29)		0.19		0.58		0.69

Total from investment operations	0.61		(1.20)		0.27		0.67		0.83

Less distributions:
Dividends from net investment income	(0.19)		(0.12)		(0.14)		(0.17)		(0.16)
Distributions from net realized gains	(0.07)		(0.31)		(0.36)		(0.23)		(0.20)

Total dividends and distributions	(0.26)		(0.43)		(0.50)		(0.40)		(0.36)

Net asset value, end of year	$8.17		$7.82		$9.45		$9.68		$9.41

Total return	7.89%		(12.62)%		2.81%		7.24%		9.26%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,150		$10,173		$15,301		$15,719		$19,285
Ratio of expenses to average net assets:
After waivers (f)	0.47	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.48	%(j)
Before waivers (f)	0.54%		0.51%		0.50%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.25%		1.11%		0.73%		0.97%		1.51%
Before waivers (f)(x)	2.18%		1.07%		0.70%		0.93%		1.48%
Portfolio turnover rate^	8%		9%		26%		20%		12%

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$7.82		$9.45		$9.69		$9.41		$8.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.11		0.08		0.10		0.14
Net realized and unrealized gain (loss)	0.45		(1.31)		0.18		0.58		0.69

Total from investment operations	0.62		(1.20)		0.26		0.68		0.83

Less distributions:
Dividends from net investment income	(0.19)		(0.12)		(0.14)		(0.17)		(0.16)
Distributions from net realized gains	(0.07)		(0.31)		(0.36)		(0.23)		(0.20)

Total dividends and distributions	(0.26)		(0.43)		(0.50)		(0.40)		(0.36)

Net asset value, end of year	$8.18		$7.82		$9.45		$9.69		$9.41

Total return	8.02%		(12.62)%		2.70%		7.35%		9.25%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$729,932		$787,249		$1,021,690		$1,099,239		$1,009,701
Ratio of expenses to average net assets:
After waivers (f)	0.47	%(j)	0.48	%(j)	0.48	%(j)	0.47	%(j)	0.48	%(j)
Before waivers (f)	0.54%		0.51%		0.50%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.14%		1.28%		0.73%		1.02%		1.49%
Before waivers (f)(x)	2.07%		1.25%		0.70%		0.97%		1.45%
Portfolio turnover rate^	8%		9%		26%		20%		12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$7.80		$9.43		$9.67		$9.39		$8.92

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.14		0.09		0.13		0.18
Net realized and unrealized gain (loss)	0.43		(1.32)		0.19		0.58		0.67

Total from investment operations	0.63		(1.18)		0.28		0.71		0.85

Less distributions:
Dividends from net investment income	(0.21)		(0.14)		(0.16)		(0.20)		(0.18)
Distributions from net realized gains	(0.07)		(0.31)		(0.36)		(0.23)		(0.20)

Total dividends and distributions	(0.28)		(0.45)		(0.52)		(0.43)		(0.38)

Net asset value, end of year	$8.15		$7.80		$9.43		$9.67		$9.39

Total return	8.17%		(12.42)%		2.97%		7.63%		9.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,166		$7,464		$8,807		$11,102		$10,598
Ratio of expenses to average net assets:
After waivers (f)	0.22	%(j)	0.23	%(j)	0.23	%(j)	0.22	%(j)	0.23	%(j)
Before waivers (f)	0.29%		0.26%		0.26%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.44%		1.60%		0.89%		1.32%		1.89%
Before waivers (f)(x)	2.37%		1.57%		0.87%		1.27%		1.85%
Portfolio turnover rate^	8%		9%		26%		20%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IA, 1.00% for Class IB and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	11.01%	4.77%	3.57%
Portfolio – Class IB Shares	10.86	4.76	3.57
Portfolio – Class K Shares	11.27	5.04	3.84
EQ/Conservative-Plus Allocation Index	11.56	5.48	4.34
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 10.86% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Conservative-Plus Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 11.56%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Conservative Plus-Allocation Portolio invests its assets in a combination of actively and passively managed mutual funds across global equity and bond markets. The Portfolio’s return depends upon factors including how well the asset classes represented performed; how the underlying funds performed on an absolute basis; and how the actively managed funds performed relative to their individual market benchmarks. In addition, the Portfolio includes several holdings with a volatility-management component — which was not triggered in 2023. In line with its moderately conservative orientation, the Portfolio saw gains from all its allocations to both stocks and bonds, and broad diversification prevented investors from seeing much of a drag on returns from the underlying funds that underperformed their benchmarks.

What helped performance during the year:

•

The Portfolio’s roughly 60% allocation to the bond markets produced around 27% of its return, as government bonds suffered from volatility through much of the year while investors attempted to discern the future path of interest rates. Longer-duration funds such as EQ/Long-Term Bond Portfolio benefitted late in 2023 as the market’s focus shifted from hedging inflation fears to assessing the potential for economic slowdown and Federal Reserve interest-rate cuts.

•

The Portfolio’s 40% allocation to equity securities produced the rest of its total return — in line with generally buoyant stock markets as global economies avoided the recession so many investors had feared. Indexed holdings ATM Large Cap Managed Volatility Portfolio and ATM International Managed Volatility Portfolio provided the highest individual contributions to returns. Actively managed portfolios also added to returns. EQ/Morgan Stanley Small Cap Growth Portfolio benefitted from strong stock selection and outperformed the Russell 2000 Growth Index by 16.1% over the one-year period.

What hurt performance during the year:

•

Within the fixed-income allocation, intermediate-term government bonds detracted, as they did not benefit as much as longer-duration assets during the bond rally that took place from October to December 2023. The Portfolio’s actively managed positions, while producing positive returns, underperformed their benchmarks in 2023, namely Multimanager Core Bond Portfolio and 1290 Diversified Bond Fund.

•

Within the equity allocation, the large-cap value holdings detracted relative to their large-cap growth counterparts, as demonstrated by the 11.5% rise in the Russell 1000 Value Index — in comparison to the 42.7% rise in the Russell 1000 Growth Index. The Portfolio’s actively managed positions in several equity funds also provided minimal returns, generally by underperforming their benchmarks. These included EQ/Janus Enterprise Portfolio, 1290 VT Equity Income Portfolio and EQ/American Century Mid Cap Value Portfolio.

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Fixed Income	58.4%
Equity	41.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/Intermediate Government Bond Portfolio	13.0%
ATM Large Cap Managed Volatility Portfolio	11.5
EQ/Core Bond Index Portfolio	9.9
EQ/Long-Term Bond Portfolio	7.6
Multimanager Core Bond Portfolio	5.9
EQ/PIMCO Ultra Short Bond Portfolio	5.8
1290 VT DoubleLine Opportunistic Bond Portfolio	4.5
EQ/Quality Bond PLUS Portfolio	3.9
ATM International Managed Volatility Portfolio	3.8
EQ/Core Plus Bond Portfolio	3.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,045.10	$2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.53	2.70
Class IB
Actual	1,000.00	1,045.10	2.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.53	2.71
Class K
Actual	1,000.00	1,046.30	1.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.79	1.43

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.53%, 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (41.6%)
1290 VT Equity Income Portfolio‡	1,786,545	$8,589,013
1290 VT GAMCO Small Company Value Portfolio‡	65,246	4,557,858
1290 VT Micro Cap Portfolio‡	465,566	4,063,249
1290 VT Small Cap Value Portfolio‡	408,442	4,307,793
ATM International Managed Volatility Portfolio‡	3,107,672	32,878,616
ATM Large Cap Managed Volatility Portfolio‡	6,933,227	99,488,110
ATM Mid Cap Managed Volatility Portfolio‡	2,981,487	23,733,475
ATM Small Cap Managed Volatility Portfolio‡	2,065,762	22,187,493
EQ/AB Small Cap Growth Portfolio‡	636,386	10,668,573
EQ/American Century Mid Cap Value Portfolio‡	154,395	3,329,210
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,393,726	14,003,221
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	192,721	2,692,126
EQ/Global Equity Managed Volatility Portfolio‡	729,353	11,777,119
EQ/International Core Managed Volatility Portfolio‡	711,497	7,867,774
EQ/International Equity Index Portfolio‡	96,279	1,033,436
EQ/International Value Managed Volatility Portfolio‡	860,948	11,739,393
EQ/Janus Enterprise Portfolio‡	501,654	10,627,462
EQ/JPMorgan Growth Stock Portfolio*‡(a)	141,516	8,444,501
EQ/JPMorgan Value Opportunities Portfolio‡	459,861	8,752,649
EQ/Large Cap Core Managed Volatility Portfolio‡	1,743,758	18,607,327
EQ/Large Cap Growth Index Portfolio‡	58,746	1,313,115
EQ/Large Cap Value Managed Volatility Portfolio‡	657,865	11,712,209
EQ/Loomis Sayles Growth Portfolio*‡	910,619	9,433,335
EQ/MFS International Growth Portfolio‡	1,777,785	12,949,298
EQ/Morgan Stanley Small Cap Growth Portfolio‡	750,288	5,634,447
EQ/Value Equity Portfolio‡	401,975	8,818,004

Total Equity		359,208,806

Fixed Income (58.4%)
1290 Diversified Bond Fund‡	3,067,616	27,455,163
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,465,270	38,418,581
1290 VT High Yield Bond Portfolio‡	1,197,333	10,446,183
EQ/Core Bond Index Portfolio‡	9,252,820	85,182,243
EQ/Core Plus Bond Portfolio‡	8,794,627	30,913,349
EQ/Intermediate Government Bond Portfolio‡	11,803,083	112,201,517
EQ/Long-Term Bond Portfolio‡	9,148,435	65,370,386
EQ/PIMCO Ultra Short Bond Portfolio‡	5,182,309	50,423,318
EQ/Quality Bond PLUS Portfolio‡	4,313,493	33,294,300
Multimanager Core Bond Portfolio‡	5,949,818	51,233,912

Total Fixed Income		504,938,952

Total Investments in Securities (100.0%) (Cost $832,641,108)		864,147,758
Other Assets Less Liabilities (0.0%)†		301,245

Net Assets (100%)		$864,449,003

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,786,545	9,117,712	1,303,285	(1,600,960)	83,486	(314,510)	8,589,013	174,844	525,199
1290 VT GAMCO Small Company Value Portfolio	65,246	4,516,207	351,263	(850,480)	452,027	88,841	4,557,858	36,584	300,558
1290 VT Micro Cap Portfolio	465,566	4,396,699	36,837	(650,480)	(2,528)	282,721	4,063,249	22,717	—
1290 VT Small Cap Value Portfolio	408,442	4,848,551	387,654	(800,480)	78,328	(206,260)	4,307,793	434	373,100
ATM International Managed Volatility Portfolio	3,107,672	37,149,090	1,337,296	(10,478,359)	(24,378)	4,894,967	32,878,616	738,453	—
ATM Large Cap Managed Volatility Portfolio	6,933,227	94,182,266	10,631,434	(18,435,557)	2,422,153	10,687,814	99,488,110	1,252,498	8,068,283
ATM Mid Cap Managed Volatility Portfolio	2,981,487	23,503,041	830,756	(3,252,399)	8,650	2,643,427	23,733,475	305,918	454,236
ATM Small Cap Managed Volatility Portfolio	2,065,762	22,370,430	711,692	(3,577,639)	27,631	2,655,379	22,187,493	288,951	345,079

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	636,386	11,694,825	90,950	(2,976,200)	144,287	1,714,711	10,668,573	40,434	15,214
EQ/American Century Mid Cap Value Portfolio	154,395	3,743,516	189,072	(625,240)	45,440	(23,578)	3,329,210	58,906	123,106
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,393,726	14,628,646	151,153	(3,951,440)	(789,570)	3,964,432	14,003,221	108,792	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	192,721	2,965,132	130,151	(650,480)	155,687	91,636	2,692,126	34,701	81,330
EQ/Global Equity Managed Volatility Portfolio	729,353	12,888,122	817,528	(3,816,200)	358,709	1,528,960	11,777,119	124,151	458,076
EQ/International Core Managed Volatility Portfolio	711,497	9,228,435	536,360	(3,060,960)	894,417	269,522	7,867,774	148,672	59,447
EQ/International Equity Index Portfolio	96,279	1,420,717	29,519	(600,000)	229,731	(46,531)	1,033,436	29,520	—
EQ/International Value Managed Volatility Portfolio	860,948	12,491,474	753,657	(3,421,440)	138,769	1,776,933	11,739,393	261,295	—
EQ/Janus Enterprise Portfolio	501,654	10,586,939	724,936	(1,725,720)	23,416	1,017,891	10,627,462	27,050	676,705
EQ/JPMorgan Growth Stock Portfolio*(a)	141,516	6,261,775	1,099,107	(650,480)	(3,239)	1,737,338	8,444,501	—	1,084,986
EQ/JPMorgan Value Opportunities Portfolio	459,861	8,788,532	1,325,475	(1,775,960)	151,551	263,051	8,752,649	141,592	405,642
EQ/Large Cap Core Managed Volatility Portfolio	1,743,758	19,128,664	1,852,325	(4,752,399)	1,816,490	562,247	18,607,327	347,888	1,433,834
EQ/Large Cap Growth Index Portfolio	58,746	1,535,859	50,308	(800,000)	381,125	145,823	1,313,115	5,313	44,994
EQ/Large Cap Value Managed Volatility Portfolio	657,865	12,003,111	1,816,805	(2,876,680)	798,818	(29,845)	11,712,209	204,151	638,231
EQ/Loomis Sayles Growth Portfolio*	910,619	9,067,956	406,611	(3,300,960)	356,508	2,903,220	9,433,335	—	378,369
EQ/MFS International Growth Portfolio	1,777,785	14,570,702	1,831,318	(4,831,440)	715,235	663,483	12,949,298	185,251	453,706
EQ/Morgan Stanley Small Cap Growth Portfolio	750,288	5,703,345	39,930	(1,875,960)	(23,352)	1,790,484	5,634,447	11,688	—
EQ/Value Equity Portfolio	401,975	8,784,071	911,545	(2,350,960)	715,046	758,302	8,818,004	119,186	14,118
Fixed Income
1290 Diversified Bond Fund	3,067,616	23,258,611	4,315,858	—	—	(119,306)	27,455,163	915,859	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,465,270	39,089,867	4,135,496	(5,629,079)	(287,641)	1,109,938	38,418,581	1,670,471	—
1290 VT High Yield Bond Portfolio	1,197,333	10,285,411	1,145,876	(1,600,960)	(13,429)	629,285	10,446,183	617,634	—
EQ/Core Bond Index Portfolio	9,252,820	91,996,769	7,380,540	(16,286,277)	(604)	2,091,815	85,182,243	1,968,708	—
EQ/Core Plus Bond Portfolio	8,794,627	33,174,842	1,620,425	(4,553,359)	(587,541)	1,258,982	30,913,349	746,581	—
EQ/Intermediate Government Bond Portfolio	11,803,083	123,170,755	9,616,643	(21,989,636)	(224,868)	1,628,623	112,201,517	3,235,967	—
EQ/Long-Term Bond Portfolio	9,148,435	70,093,539	6,369,083	(13,009,598)	(3,036,269)	4,953,631	65,370,386	2,086,671	—
EQ/PIMCO Ultra Short Bond Portfolio	5,182,309	54,195,164	3,204,141	(7,954,799)	(240,555)	1,219,367	50,423,318	2,042,936	—
EQ/Quality Bond PLUS Portfolio	4,313,493	34,386,553	3,890,902	(5,653,359)	(258,953)	929,157	33,294,300	772,058	—
Multimanager Core Bond Portfolio	5,949,818	50,918,345	6,616,136	(7,330,039)	(32,981)	1,062,451	51,233,912	1,557,870	—

Total		896,145,673	76,642,067	(167,695,979)	4,471,596	54,584,401	864,147,758	20,283,744	15,934,213

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$27,455,163	$836,692,595	$—	$864,147,758

Total Assets	$27,455,163	$836,692,595	$—	$864,147,758

Total Liabilities	$—	$—	$—	$—

Total	$27,455,163	$836,692,595	$—	$864,147,758

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$76,642,067
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$167,695,979

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,170,962
Aggregate gross unrealized depreciation	(76,401,032)

Net unrealized appreciation	$29,769,930

Federal income tax cost of investments in securities and derivative instruments, if applicable	$834,377,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $832,641,108)	$864,147,758
Cash	749,856
Receivable for securities sold	656,071
Receivable for Portfolio shares sold	24,801
Other assets	3,727

Total assets	865,582,213

LIABILITIES
Payable for Portfolio shares repurchased	744,267
Distribution fees payable – Class IB	175,088
Administrative fees payable	94,537
Investment management fees payable	28,328
Distribution fees payable – Class IA	2,651
Accrued expenses	88,339

Total liabilities	1,133,210

Commitments and contingent liabilities^
NET ASSETS	$864,449,003

Net assets were comprised of:
Paid in capital	$823,730,403
Total distributable earnings (loss)	40,718,600

Net assets	$864,449,003

Class IA
Net asset value, offering and redemption price per share, $12,687,668 / 1,546,287 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

Class IB
Net asset value, offering and redemption price per share, $833,293,948 / 101,473,186 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

Class K
Net asset value, offering and redemption price per share, $18,467,387 / 2,249,405 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.21

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$20,283,744
Interest	45,520

Total income	20,329,264

EXPENSES
Distribution fees – Class IB	2,113,712
Administrative fees	1,124,456
Investment management fees	879,408
Custodian fees	218,100
Printing and mailing expenses	167,900
Professional fees	114,035
Distribution fees – Class IA	35,043
Trustees’ fees	31,986
Miscellaneous	16,888

Gross expenses	4,701,528
Less: Waiver from investment manager	(109,844)

Net expenses	4,591,684

NET INVESTMENT INCOME (LOSS)	15,737,580

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	4,471,596
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	15,934,213

Net realized gain (loss)	20,405,809

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	54,584,401

NET REALIZED AND UNREALIZED GAIN (LOSS)	74,990,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$90,727,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,737,580	$11,218,718
Net realized gain (loss)	20,405,809	18,451,461
Net change in unrealized appreciation (depreciation)	54,584,401	(199,538,780)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,727,790	(169,868,601)

Distributions to shareholders:
Class IA	(523,558)	(1,251,482)
Class IB	(34,757,608)	(75,212,485)
Class K	(833,065)	(1,863,035)

Total distributions to shareholders	(36,114,231)	(78,327,002)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 223,284 and 240,294 shares, respectively ]	1,797,979	2,160,576
Capital shares issued in reinvestment of dividends and distributions [ 65,126 and 161,750 shares, respectively ]	523,558	1,251,482
Capital shares repurchased [ (612,472) and (558,658) shares , respectively]	(4,956,571)	(4,913,383)

Total Class IA transactions	(2,635,034)	(1,501,325)

Class IB
Capital shares sold [ 4,024,120 and 4,920,316 shares, respectively ]	32,322,176	43,077,714
Capital shares issued in reinvestment of dividends and distributions [ 4,321,151 and 9,713,577 shares, respectively ]	34,757,608	75,212,485
Capital shares repurchased [ (18,397,912) and (20,320,188) shares , respectively]	(147,979,676)	(176,308,212)

Total Class IB transactions	(80,899,892)	(58,018,013)

Class K
Capital shares sold [ 77,510 and 96,599 shares, respectively ]	626,419	853,781
Capital shares issued in reinvestment of dividends and distributions [ 103,460 and 240,285 shares, respectively ]	833,065	1,863,035
Capital shares repurchased [ (630,486) and (639,308) shares , respectively]	(5,104,873)	(5,729,629)

Total Class K transactions	(3,645,389)	(3,012,813)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(87,180,315)	(62,532,151)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,566,756)	(310,727,754)
NET ASSETS:
Beginning of year	897,015,759	1,207,743,513

End of year	$864,449,003	$897,015,759

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021		2020		2019
Net asset value, beginning of year	$7.72		$9.87		$10.00		$9.73		$9.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13		0.09		0.07		0.09		0.13
Net realized and unrealized gain (loss)	0.71		(1.53)		0.59		0.87		1.08

Total from investment operations	0.84		(1.44)		0.66		0.96		1.21

Less distributions:
Dividends from net investment income	(0.17)		(0.11)		(0.22)		(0.20)		(0.16)
Distributions from net realized gains	(0.18)		(0.60)		(0.57)		(0.49)		(0.36)

Total dividends and distributions	(0.35)		(0.71)		(0.79)		(0.69)		(0.52)

Net asset value, end of year	$8.21		$7.72		$9.87		$10.00		$9.73

Total return	11.01%		(14.53)%		6.66%		10.08%		13.45%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,688		$14,440		$20,012		$18,637		$18,127
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.51	%(k)	0.50	%(m)	0.52	%(n)	0.52	%(o)
Before waivers (f)	0.54%		0.51%		0.50%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.60%		1.07%		0.72%		0.88%		1.38%
Before waivers (f)(x)	1.59%		1.07%		0.72%		0.88%		1.38%
Portfolio turnover rate^	9%		10%		27%		23%		13%

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$7.73		$9.88		$10.00		$9.74		$9.05

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.10		0.07		0.09		0.13
Net realized and unrealized gain (loss)	0.69		(1.54)		0.60		0.86		1.08

Total from investment operations	0.83		(1.44)		0.67		0.95		1.21

Less distributions:
Dividends from net investment income	(0.17)		(0.11)		(0.22)		(0.20)		(0.16)
Distributions from net realized gains	(0.18)		(0.60)		(0.57)		(0.49)		(0.36)

Total dividends and distributions	(0.35)		(0.71)		(0.79)		(0.69)		(0.52)

Net asset value, end of year	$8.21		$7.73		$9.88		$10.00		$9.74

Total return	10.86%		(14.52)%		6.76%		9.96%		13.43%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$833,294		$861,730		$1,158,085		$1,178,676		$1,178,433
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.51	%(k)	0.50	%(m)	0.52	%(n)	0.52	%(o)
Before waivers (f)	0.54%		0.51%		0.50%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.79%		1.11%		0.66%		0.87%		1.36%
Before waivers (f)(x)	1.78%		1.11%		0.66%		0.87%		1.36%
Portfolio turnover rate^	9%		10%		27%		23%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$7.72		$9.88		$10.00		$9.74		$9.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.12		0.09		0.11		0.16
Net realized and unrealized gain (loss)	0.70		(1.55)		0.60		0.87		1.08

Total from investment operations	0.86		(1.43)		0.69		0.98		1.24

Less distributions:
Dividends from net investment income	(0.19)		(0.13)		(0.24)		(0.23)		(0.18)
Distributions from net realized gains	(0.18)		(0.60)		(0.57)		(0.49)		(0.36)

Total dividends and distributions	(0.37)		(0.73)		(0.81)		(0.72)		(0.54)

Net asset value, end of year	$8.21		$7.72		$9.88		$10.00		$9.74

Total return	11.27%		(14.40)%		7.02%		10.22%		13.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$18,467		$20,846		$29,647		$30,048		$28,781
Ratio of expenses to average net assets:
After waivers (f)	0.28	%(j)	0.26	%(k)	0.25	%(m)	0.27	%(n)	0.27	%(o)
Before waivers (f)	0.29%		0.26%		0.25%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.97%		1.36%		0.92%		1.15%		1.61%
Before waivers (f)(x)	1.96%		1.36%		0.92%		1.15%		1.61%
Portfolio turnover rate^	9%		10%		27%		23%		13%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.07% for Class IA, 1.07% for Class IB and 0.82% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.06% for Class IA, 1.06% for Class IB and 0.81% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IA, 1.09% for Class IB and 0.84% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IA, 1.08% for Class IB and 0.83% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	12.35%	5.76%	4.18%
Portfolio – Class IB Shares	12.31	5.76	4.17
Portfolio – Class K Shares	12.61	6.02	4.44
EQ/Moderate Allocation Index	13.05	6.50	4.97
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 12.31% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 13.05%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Moderate Allocation Portfolio invests its assets in a combination of actively and passively managed mutual funds across global equity and bond markets. The Portfolio’s return depends upon factors including how well the asset classes they represent performed, how the underlying funds performed on an absolute basis, and how the actively managed funds performed relative to their individual market benchmarks. In addition, the Portfolio includes several holdings with a volatility management component — which was not triggered in 2023. In line with its moderate orientation, the Portfolio saw gains from all its allocations to both stocks and bonds, and broad diversification prevented investors from seeing much of a drag on returns from the portfolios that underperformed their benchmarks.

What helped performance during the year:

•

The Portfolio’s 50% allocation to bond markets produced around 20% of its return, as government bonds suffered from volatility through much of the year while investors attempted to discern the future path of interest rates. Longer duration funds such as the EQ/Long-Term Bond Portfolio benefitted late in 2023 as the market’s focus shifted from hedging inflation fears to the potential of an economic slowdown and Federal Reserve interest rate cuts.

•

The Portfolio’s 50% allocation to equity securities produced the rest of its total return — in line with generally buoyant stock markets as global economies avoided the recession so many investors had feared. Indexed holdings in ATM Large Cap Managed Volatility Portfolio and EQ/Large Cap Core Managed Volatility Portfolio provided the highest individual contributions to returns. Actively managed portfolios also added to returns. EQ/Morgan Stanley Small Cap Growth benefitted from strong stock selection and outperformed the Russell 2000 Growth Index by 16.1% over the one-year period.

What hurt performance during the year:

•

Within Fixed Income, Intermediate Government bonds detracted as they did not benefit as much as longer duration assets during the bond rally that took place from October to December 2023. The Portfolio’s actively managed positions, while producing positive returns, underperformed their benchmarks in 2023, namely Multimanager Core Bond Portfolio and 1290 Diversified Bond Fund.

•

Within Equities, Large Cap Value exposure detracted relative to Large Cap Growth exposure with the Russell 1000 Value Index up only 11.5% in comparison to the 42.7% return of the Russell 1000 Growth Index. The Portfolio’s actively managed positions of several equity funds also provided minimal returns, generally by underperforming their benchmarks. These include EQ/Janus Enterprise Portfolio, 1290 VT Equity Income Portfolio and EQ/American Century Mid Cap Value Portfolio.

EQ/MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	51.7%
Fixed Income	48.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
ATM Large Cap Managed Volatility Portfolio	13.0%
EQ/Intermediate Government Bond Portfolio	10.1
EQ/Core Bond Index Portfolio	7.8
EQ/Long-Term Bond Portfolio	7.5
ATM International Managed Volatility Portfolio	6.0
Multimanager Core Bond Portfolio	4.9
EQ/PIMCO Ultra Short Bond Portfolio	4.6
ATM Small Cap Managed Volatility Portfolio	4.1
1290 VT DoubleLine Opportunistic Bond Portfolio	3.7
EQ/Quality Bond PLUS Portfolio	3.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,047.10	$2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.67
Class IB
Actual	1,000.00	1,046.70	2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.56	2.67
Class K
Actual	1,000.00	1,048.60	1.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.82	1.40

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (51.7%)
1290 VT Equity Income Portfolio‡	13,325,685	$64,064,717
1290 VT GAMCO Small Company Value Portfolio‡	744,910	52,037,151
1290 VT Micro Cap Portfolio‡	4,040,725	35,265,642
1290 VT Small Cap Value Portfolio‡	3,818,558	40,273,901
ATM International Managed Volatility Portfolio‡	31,368,523	331,873,385
ATM Large Cap Managed Volatility Portfolio‡	50,297,033	721,735,646
ATM Mid Cap Managed Volatility Portfolio‡	12,261,070	97,601,557
ATM Small Cap Managed Volatility Portfolio‡	21,001,312	225,566,359
EQ/AB Small Cap Growth Portfolio‡	6,832,348	114,539,523
EQ/American Century Mid Cap Value Portfolio‡	1,026,007	22,123,686
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	10,125,478	101,733,973
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,492,671	34,820,179
EQ/Global Equity Managed Volatility Portfolio‡	7,350,225	118,686,698
EQ/International Core Managed Volatility Portfolio‡	7,163,038	79,209,298
EQ/International Equity Index Portfolio‡	664,432	7,131,863
EQ/International Value Managed Volatility Portfolio‡	8,711,855	118,789,857
EQ/Janus Enterprise Portfolio‡	1,820,912	38,575,744
EQ/JPMorgan Growth Stock Portfolio*‡(a)	961,044	57,346,990
EQ/JPMorgan Value Opportunities Portfolio‡	3,393,384	64,587,157
EQ/Large Cap Core Managed Volatility Portfolio‡	12,843,477	137,050,441
EQ/Large Cap Growth Index Portfolio‡	378,573	8,462,064
EQ/Large Cap Value Managed Volatility Portfolio‡	4,879,904	86,878,711
EQ/Loomis Sayles Growth Portfolio*‡	6,457,815	66,898,129
EQ/MFS International Growth Portfolio‡	17,939,892	130,673,317
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,684,811	57,710,701
EQ/Value Equity Portfolio‡	2,970,582	65,164,740

Total Equity		2,878,801,429

Fixed Income (48.2%)
1290 Diversified Bond Fund‡	16,095,035	144,050,563
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,749,999	204,341,783
1290 VT High Yield Bond Portfolio‡	6,350,665	55,406,635
EQ/Core Bond Index Portfolio‡	47,176,664	434,312,337
EQ/Core Plus Bond Portfolio‡	47,141,712	165,704,384
EQ/Intermediate Government Bond Portfolio‡	59,389,578	564,564,398
EQ/Long-Term Bond Portfolio‡	58,441,298	417,593,832
EQ/PIMCO Ultra Short Bond Portfolio‡	26,020,133	253,173,115
EQ/Quality Bond PLUS Portfolio‡	22,945,072	177,104,743
Multimanager Core Bond Portfolio‡	31,558,709	271,752,213

Total Fixed Income		2,688,004,003

Total Investments in Securities (99.9%) (Cost $5,181,492,817)		5,566,805,432
Other Assets Less Liabilities (0.1%)		4,720,853

Net Assets (100%)		$5,571,526,285

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	13,325,685	69,092,136	6,470,288	(9,682,531)	168,517	(1,983,693)	64,064,717	1,298,537	3,943,953
1290 VT GAMCO Small Company Value Portfolio	744,910	53,353,115	3,859,802	(11,546,025)	5,816,188	554,071	52,037,151	416,275	3,421,289
1290 VT Micro Cap Portfolio	4,040,725	37,572,786	215,740	(4,909,519)	19,579	2,367,056	35,265,642	199,061	—
1290 VT Small Cap Value Portfolio	3,818,558	42,957,478	3,485,130	(4,909,519)	(60,907)	(1,198,281)	40,273,901	—	3,468,451
ATM International Managed Volatility Portfolio	31,368,523	357,900,322	8,577,881	(82,539,644)	369,172	47,565,654	331,873,385	7,250,007	—
ATM Large Cap Managed Volatility Portfolio	50,297,033	631,093,151	90,773,791	(88,288,806)	4,568,167	83,589,343	721,735,646	8,872,218	56,629,144
ATM Mid Cap Managed Volatility Portfolio	12,261,070	92,054,000	3,101,656	(8,182,531)	6,142	10,622,290	97,601,557	1,217,749	1,856,107
ATM Small Cap Managed Volatility Portfolio	21,001,312	220,166,761	6,150,660	(27,820,606)	405,299	26,664,245	225,566,359	2,561,858	3,494,285
EQ/AB Small Cap Growth Portfolio	6,832,348	118,589,295	643,109	(23,792,050)	270,457	18,828,712	114,539,523	435,914	162,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/American Century Mid Cap Value Portfolio	1,026,007	22,441,773	1,215,147	(1,636,506)	(15,050)	118,322	22,123,686	394,248	815,339
EQ/ClearBridge Select Equity Managed Volatility Portfolio	10,125,478	98,671,668	865,155	(19,955,544)	(1,960,592)	24,113,286	101,733,973	826,236	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,492,671	35,181,965	1,499,848	(4,909,519)	203,172	2,844,713	34,820,179	445,492	1,037,676
EQ/Global Equity Managed Volatility Portfolio	7,350,225	122,924,051	5,896,128	(28,292,050)	(1,758,306)	19,916,875	118,686,698	1,250,337	4,601,313
EQ/International Core Managed Volatility Portfolio	7,163,038	89,286,517	3,098,110	(24,569,037)	7,270,002	4,123,706	79,209,298	1,468,781	595,971
EQ/International Equity Index Portfolio	664,432	6,823,979	204,632	(950,000)	268,589	784,663	7,131,863	204,632	—
EQ/International Value Managed Volatility Portfolio	8,711,855	126,613,158	4,696,094	(31,792,050)	935,027	18,337,628	118,789,857	2,651,615	—
EQ/Janus Enterprise Portfolio	1,820,912	37,631,558	2,561,781	(5,273,013)	42,244	3,613,174	38,575,744	98,012	2,452,650
EQ/JPMorgan Growth Stock Portfolio*(a)	961,044	41,702,520	7,364,813	(3,273,013)	(10,086)	11,562,756	57,346,990	—	7,353,693
EQ/JPMorgan Value Opportunities Portfolio	3,393,384	66,558,343	6,542,702	(11,482,531)	678,330	2,290,313	64,587,157	1,049,272	3,015,630
EQ/Large Cap Core Managed Volatility Portfolio	12,843,477	130,490,508	13,570,975	(23,001,569)	4,202,738	11,787,789	137,050,441	2,636,023	10,873,793
EQ/Large Cap Growth Index Portfolio	378,573	6,594,340	324,195	(800,000)	72,908	2,270,621	8,462,064	34,239	289,956
EQ/Large Cap Value Managed Volatility Portfolio	4,879,904	89,289,726	9,268,802	(17,292,050)	4,234,738	1,377,495	86,878,711	1,502,538	4,721,786
EQ/Loomis Sayles Growth Portfolio*	6,457,815	62,303,926	2,695,105	(20,746,025)	1,370,367	21,274,756	66,898,129	—	2,672,865
EQ/MFS International Growth Portfolio	17,939,892	147,945,624	14,253,698	(45,265,062)	5,140,890	8,598,167	130,673,317	1,863,643	4,634,459
EQ/Morgan Stanley Small Cap Growth Portfolio	7,684,811	56,837,621	149,892	(17,119,037)	(207,866)	18,050,091	57,710,701	116,534	—
EQ/Value Equity Portfolio	2,970,582	66,431,064	3,473,238	(15,782,531)	4,199,342	6,843,627	65,164,740	885,135	110,304
Fixed Income
1290 Diversified Bond Fund	16,095,035	118,144,273	26,545,815	—	—	(639,525)	144,050,563	4,745,815	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,749,999	199,026,841	26,117,988	(24,911,088)	(486,456)	4,594,498	204,341,783	8,840,151	—
1290 VT High Yield Bond Portfolio	6,350,665	53,001,634	6,129,512	(6,909,519)	(76,057)	3,261,065	55,406,635	3,262,832	—
EQ/Core Bond Index Portfolio	47,176,664	450,956,691	38,006,168	(65,050,731)	58,397	10,341,812	434,312,337	9,980,457	—
EQ/Core Plus Bond Portfolio	47,141,712	168,580,313	11,638,696	(18,001,569)	(1,364,518)	4,851,462	165,704,384	3,977,539	—
EQ/Intermediate Government Bond Portfolio	59,389,578	596,945,478	51,501,471	(90,665,794)	(529,037)	7,312,280	564,564,398	16,190,161	—
EQ/Long-Term Bond Portfolio	58,441,298	428,861,785	38,944,984	(62,187,237)	(10,713,299)	22,687,599	417,593,832	13,233,714	—
EQ/PIMCO Ultra Short Bond Portfolio	26,020,133	260,930,476	26,450,992	(38,970,606)	(841,667)	5,603,920	253,173,115	10,226,476	—
EQ/Quality Bond PLUS Portfolio	22,945,072	176,096,621	25,804,685	(28,238,075)	(730,721)	4,172,233	177,104,743	4,087,967	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Core Bond Portfolio	31,558,709	265,522,745	34,264,669	(33,457,112)	(219,069)	5,640,980	271,752,213	8,164,595	—

Total		5,548,574,242	486,363,352	(902,202,499)	21,326,634	412,743,703	5,566,805,432	120,388,063	116,151,381

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$144,050,563	$5,422,754,869	$—	$5,566,805,432

Total Assets	$144,050,563	$5,422,754,869	$—	$5,566,805,432

Total Liabilities	$—	$—	$—	$—

Total	$144,050,563	$5,422,754,869	$—	$5,566,805,432

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$486,363,352
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$902,202,499

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$782,341,635
Aggregate gross unrealized depreciation	(422,101,340)

Net unrealized appreciation	$360,240,295

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,206,565,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,181,492,817)	$5,566,805,432
Cash	5,839,214
Receivable for securities sold	2,198,572
Receivable for Portfolio shares sold	627,829
Other assets	24,308

Total assets	5,575,495,355

LIABILITIES
Payable for Portfolio shares repurchased	1,622,626
Distribution fees payable – Class IB	772,657
Administrative fees payable	605,968
Investment management fees payable	428,920
Distribution fees payable – Class IA	339,373
Accrued expenses	199,526

Total liabilities	3,969,070

Commitments and contingent liabilities^
NET ASSETS	$5,571,526,285

Net assets were comprised of:
Paid in capital	$5,130,792,893
Total distributable earnings (loss)	440,733,392

Net assets	$5,571,526,285

Class IA
Net asset value, offering and redemption price per share, $1,624,819,651 / 135,809,561 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.96

Class IB
Net asset value, offering and redemption price per share, $3,693,420,700 / 312,358,340 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.82

Class K
Net asset value, offering and redemption price per share, $253,285,934 / 21,154,853 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.97

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$120,388,063
Interest	269,074

Total income	120,657,137

EXPENSES
Distribution fees – Class IB	9,242,277
Administrative fees	7,083,028
Investment management fees	5,097,050
Distribution fees – Class IA	3,985,835
Printing and mailing expenses	1,122,232
Professional fees	456,217
Custodian fees	240,901
Trustees’ fees	200,389
Miscellaneous	91,642

Total expenses	27,519,571

NET INVESTMENT INCOME (LOSS)	93,137,566

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($21,326,634 realized gain (loss) from affiliates)	21,326,711
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	116,151,381

Net realized gain (loss)	137,478,092

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	412,743,703

NET REALIZED AND UNREALIZED GAIN (LOSS)	550,221,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$643,359,361

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$93,137,566	$68,304,029
Net realized gain (loss)	137,478,092	127,423,854
Net change in unrealized appreciation (depreciation)	412,743,703	(1,297,999,293)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	643,359,361	(1,102,271,410)

Distributions to shareholders:
Class IA	(64,112,057)	(150,721,300)
Class IB	(147,941,018)	(362,590,895)
Class K	(10,553,304)	(24,300,699)

Total distributions to shareholders	(222,606,379)	(537,612,894)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,039,026 and 1,938,469 shares, respectively ]	23,778,753	24,038,636
Capital shares issued in reinvestment of dividends and distributions [ 5,504,141 and 13,599,769 shares, respectively ]	64,112,057	150,721,300
Capital shares repurchased [ (14,090,807) and (12,771,691) shares , respectively]	(163,721,893)	(159,407,590)

Total Class IA transactions	(75,831,083)	15,352,346

Class IB
Capital shares sold [ 9,450,830 and 9,177,858 shares, respectively ]	108,936,911	114,532,295
Capital shares issued in reinvestment of dividends and distributions [ 12,851,653 and 33,081,827 shares, respectively ]	147,941,018	362,590,895
Capital shares repurchased [ (49,649,805) and (48,276,334) shares , respectively]	(570,236,506)	(597,152,755)

Total Class IB transactions	(313,358,577)	(120,029,565)

Class K
Capital shares sold [ 742,959 and 755,358 shares, respectively ]	8,639,869	9,514,273
Capital shares issued in reinvestment of dividends and distributions [ 903,848 and 2,187,524 shares, respectively ]	10,553,304	24,300,699
Capital shares repurchased [ (2,829,172) and (2,426,454) shares , respectively]	(32,853,082)	(30,678,280)

Total Class K transactions	(13,659,909)	3,136,692

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(402,849,569)	(101,540,527)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,903,413	(1,741,424,831)
NET ASSETS:
Beginning of year	5,553,622,872	7,295,047,703

End of year	$5,571,526,285	$5,553,622,872

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021		2020		2019
Net asset value, beginning of year	$11.09		$14.48		$14.57		$14.06		$12.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.14		0.11		0.12		0.19
Net realized and unrealized gain (loss)	1.16		(2.40)		1.09		1.44		1.80

Total from investment operations	1.36		(2.26)		1.20		1.56		1.99

Less distributions:
Dividends from net investment income	(0.23)		(0.15)		(0.39)		(0.31)		(0.23)
Distributions from net realized gains	(0.26)		(0.98)		(0.90)		(0.74)		(0.66)

Total dividends and distributions	(0.49)		(1.13)		(1.29)		(1.05)		(0.89)

Net asset value, end of year	$11.96		$11.09		$14.48		$14.57		$14.06

Total return	12.35%		(15.47)%		8.35%		11.32%		15.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,624,820		$1,579,282		$2,021,935		$2,005,206		$1,955,663
Ratio of expenses to average net assets (f)	0.51	%(j)	0.49	%(k)	0.48	%(o)	0.49	%(jj)	0.49	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.69%		1.12%		0.70%		0.89%		1.35%
Portfolio turnover rate^	9%		10%		25%		22%		13%

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.97		$14.34		$14.43		$13.94		$12.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.14		0.10		0.12		0.18
Net realized and unrealized gain (loss)	1.15		(2.38)		1.10		1.42		1.80

Total from investment operations	1.34		(2.24)		1.20		1.54		1.98

Less distributions:
Dividends from net investment income	(0.23)		(0.15)		(0.39)		(0.31)		(0.23)
Distributions from net realized gains	(0.26)		(0.98)		(0.90)		(0.74)		(0.66)

Total dividends and distributions	(0.49)		(1.13)		(1.29)		(1.05)		(0.89)

Net asset value, end of year	$11.82		$10.97		$14.34		$14.43		$13.94

Total return	12.31%		(15.48)%		8.43%		11.27%		15.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,693,421		$3,726,401		$4,956,863		$5,024,535		$4,997,804
Ratio of expenses to average net assets (f)	0.51	%(j)	0.49	%(k)	0.48	%(o)	0.49	%(jj)	0.49	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.66%		1.09%		0.69%		0.88%		1.33%
Portfolio turnover rate^	9%		10%		25%		22%		13%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$11.10		$14.49		$14.57		$14.07		$12.96

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.23		0.17		0.14		0.16		0.23
Net realized and unrealized gain (loss)	1.16		(2.40)		1.11		1.42		1.80

Total from investment operations	1.39		(2.23)		1.25		1.58		2.03

Less distributions:
Dividends from net investment income	(0.26)		(0.18)		(0.43)		(0.34)		(0.26)
Distributions from net realized gains	(0.26)		(0.98)		(0.90)		(0.74)		(0.66)

Total dividends and distributions	(0.52)		(1.16)		(1.33)		(1.08)		(0.92)

Net asset value, end of year	$11.97		$11.10		$14.49		$14.57		$14.07

Total return	12.61%		(15.24)%		8.68%		11.49%		15.85%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$253,286		$247,941		$316,250		$312,558		$304,750
Ratio of expenses to average net assets (f)	0.26	%(j)	0.24	%(k)	0.23	%(o)	0.24	%(jj)	0.24	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.94%		1.38%		0.95%		1.13%		1.61%
Portfolio turnover rate^	9%		10%		25%		22%		13%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07% for Class IA, 1.07% for Class IB and 0.82% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06% for Class IA, 1.06% for Class IB and 0.81% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.08% for Class IA, 1.08% for Class IB and 0.83% for Class K.

See Notes to Financial Statements.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	15.24%	8.08%	5.66%
Portfolio – Class IB Shares	15.36	8.10	5.67
Portfolio – Class K Shares	15.62	8.36	5.93
EQ/Moderate-Plus Allocation Index	16.28	8.87	6.53
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 15.36% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Moderate-Plus Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 16.28%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Moderate-Plus Allocation Portfolio invests its assets in a combination of actively and passively managed mutual funds across global equity and bond markets. The Portfolio’s return depends upon the performance of its underlying holdings (among other factors): how well the asset classes they represent performed, how the underlying funds performed on an absolute basis, and how the actively managed funds performed relative to their individual market benchmarks. In addition, the Portfolio includes several holdings with a volatility management component — which was not triggered in 2023. In line with its moderate-plus orientation, the Portfolio saw gains from all its allocations to both stocks and bonds, and broad diversification prevented investors from seeing much of a drag on returns from the portfolios that underperformed their benchmarks.

What helped performance during the year:

•

The Portfolio’s 30% allocation to the bond markets produced around 10% of its return, as government bonds suffered from volatility through much of the year while investors attempted to discern the future path of interest rates. Longer duration funds such as EQ/Long-Term Bond benefitted late in 2023 as the market’s focus shifted from hedging inflation fears to the potential of an economic slowdown and Federal Reserve interest rate cuts.

•

The Portfolio’s 70% allocation to equity securities produced the rest of its total return — in line with generally buoyant stock markets as global economies avoided the recession so many investors had feared. Indexed holdings in ATM Large Cap Managed Volatility Portfolio and EQ/Large Cap Core Managed Volatility Portfolio provided the highest individual contributions to returns. Actively managed portfolios also added to returns. EQ/Morgan Stanley Small Cap Growth benefitted from strong stock selection and outperformed the Russell 2000 Growth Index by 16.1% over the one-year period.

What hurt performance during the year:

•

Within Fixed Income, Intermediate Government bonds detracted as they did not benefit as much as longer duration assets during the bond rally that took place from October to December 2023. The Portfolio’s actively managed positions, while producing positive returns, underperformed their benchmarks in 2023, namely Multimanager Core Bond Portfolio and 1290 Diversified Bond Fund.

•

Within Equities, Large Cap Value exposure detracted relative to Large Cap Growth exposure with the Russell 1000 Value Index up only 11.5% in comparison to the 42.7% return of the Russell 1000 Growth Index. The Portfolio’s actively managed positions of several equity funds also provided minimal returns, generally by underperforming their benchmarks. These include EQ/Janus Enterprise Portfolio, 1290 VT Equity Income Portfolio and EQ/American Century Mid Cap Value Portfolio.

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	71.9%
Fixed Income	28.1

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
ATM Large Cap Managed Volatility Portfolio	17.9%
ATM International Managed Volatility Portfolio	7.8
ATM Small Cap Managed Volatility Portfolio	6.6
EQ/Intermediate Government Bond Portfolio	5.6
EQ/Long-Term Bond Portfolio	4.9
EQ/Core Bond Index Portfolio	4.3
EQ/Large Cap Core Managed Volatility Portfolio	3.8
EQ/AB Small Cap Growth Portfolio	3.2
EQ/MFS International Growth Portfolio	3.1
Multimanager Core Bond Portfolio	2.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,054.00	$2.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.64	2.59
Class IB
Actual	1,000.00	1,055.20	2.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.64	2.59
Class K
Actual	1,000.00	1,055.30	1.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.90	1.32

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (71.8%)
1290 VT Equity Income Portfolio‡	26,981,530	$129,716,711
1290 VT GAMCO Small Company Value Portfolio‡	1,585,386	110,750,272
1290 VT Micro Cap Portfolio‡	7,469,171	65,187,587
1290 VT Small Cap Value Portfolio‡	6,947,796	73,277,621
ATM International Managed Volatility Portfolio‡	52,262,608	552,929,093
ATM Large Cap Managed Volatility Portfolio‡	88,321,596	1,267,367,879
ATM Mid Cap Managed Volatility Portfolio‡	13,519,430	107,618,452
ATM Small Cap Managed Volatility Portfolio‡	43,612,483	468,423,546
EQ/AB Small Cap Growth Portfolio‡	13,553,303	227,211,620
EQ/American Century Mid Cap Value Portfolio‡	1,101,001	23,740,774
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	17,258,750	173,404,274
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,517,374	77,072,339
EQ/Global Equity Managed Volatility Portfolio‡	12,238,779	197,623,921
EQ/International Core Managed Volatility Portfolio‡	11,858,504	131,132,048
EQ/International Equity Index Portfolio‡	661,442	7,099,765
EQ/International Value Managed Volatility Portfolio‡	14,440,707	196,905,210
EQ/Janus Enterprise Portfolio‡	2,018,193	42,755,112
EQ/JPMorgan Growth Stock Portfolio*‡(a)	1,468,162	87,607,525
EQ/JPMorgan Value Opportunities Portfolio‡	6,358,296	121,019,075
EQ/Large Cap Core Managed Volatility Portfolio‡	24,959,371	266,336,968
EQ/Large Cap Growth Index Portfolio‡	413,947	9,252,764
EQ/Large Cap Value Managed Volatility Portfolio‡	9,722,683	173,096,490
EQ/Loomis Sayles Growth Portfolio*‡	11,635,621	120,536,321
EQ/MFS International Growth Portfolio‡	29,992,628	218,464,868
EQ/Morgan Stanley Small Cap Growth Portfolio‡	15,269,679	114,670,866
EQ/Value Equity Portfolio‡	6,019,800	132,054,470

Total Equity		5,095,255,571

Fixed Income (28.1%)
1290 Diversified Bond Fund‡	11,942,307	106,883,645
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,597,808	151,409,167
1290 VT High Yield Bond Portfolio‡	4,674,329	40,781,376
EQ/Core Bond Index Portfolio‡	33,265,483	306,244,837
EQ/Core Plus Bond Portfolio‡	34,763,696	122,195,323
EQ/Intermediate Government Bond Portfolio‡	41,629,384	395,733,880
EQ/Long-Term Bond Portfolio‡	48,902,363	349,433,120
EQ/PIMCO Ultra Short Bond Portfolio‡	19,590,556	190,614,019
EQ/Quality Bond PLUS Portfolio‡	16,739,786	129,208,376
Multimanager Core Bond Portfolio‡	23,393,439	201,441,028

Total Fixed Income		1,993,944,771

Total Investments in Securities (99.9%) (Cost $6,030,860,636)		7,089,200,342
Other Assets Less Liabilities (0.1%)		5,410,632

Net Assets (100%)		$7,094,610,974

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	26,981,530	137,929,255	10,429,067	(14,989,899)	216,961	(3,868,673)	129,716,711	2,575,072	7,831,569
1290 VT GAMCO Small Company Value Portfolio	1,585,386	117,532,660	8,206,443	(29,489,899)	14,353,790	147,278	110,750,272	887,691	7,296,327
1290 VT Micro Cap Portfolio	7,469,171	68,910,541	315,354	(8,565,657)	118,580	4,408,769	65,187,587	302,538	—
1290 VT Small Cap Value Portfolio	6,947,796	77,793,729	6,306,080	(8,565,657)	(67,676)	(2,188,855)	73,277,621	—	6,293,265
ATM International Managed Volatility Portfolio	52,262,608	579,151,061	11,695,141	(117,025,254)	438,744	78,669,401	552,929,093	11,292,622	—
ATM Large Cap Managed Volatility Portfolio	88,321,596	1,117,918,233	135,093,779	(141,333,336)	(8,477,283)	164,166,486	1,267,367,879	15,431,802	98,950,534
ATM Mid Cap Managed Volatility Portfolio	13,519,430	103,090,568	3,387,502	(10,707,071)	6,723	11,840,730	107,618,452	1,321,035	2,050,449
ATM Small Cap Managed Volatility Portfolio	43,612,483	465,353,133	12,931,607	(66,959,597)	738,711	56,359,692	468,423,546	5,571,299	7,270,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/AB Small Cap Growth Portfolio	13,553,303	227,218,817	1,236,079	(37,838,384)	1,610,388	34,984,720	227,211,620	871,004	323,428
EQ/American Century Mid Cap Value Portfolio	1,101,001	24,462,457	1,303,714	(2,141,414)	(16,773)	132,790	23,740,774	423,898	876,614
EQ/ClearBridge Select Equity Managed Volatility Portfolio	17,258,750	156,046,830	1,373,469	(19,272,728)	(1,275,602)	36,532,305	173,404,274	1,344,633	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,517,374	75,647,296	3,287,909	(8,565,657)	197,903	6,504,888	77,072,339	986,582	2,288,511
EQ/Global Equity Managed Volatility Portfolio	12,238,779	201,918,168	9,797,197	(44,055,556)	(5,493)	29,969,605	197,623,921	2,085,024	7,676,932
EQ/International Core Managed Volatility Portfolio	11,858,504	140,153,543	4,451,059	(31,681,313)	10,055,194	8,153,565	131,132,048	2,436,730	988,700
EQ/International Equity Index Portfolio	661,442	6,751,836	203,729	(900,000)	252,647	791,553	7,099,765	203,731	—
EQ/International Value Managed Volatility Portfolio	14,440,707	193,547,096	6,437,196	(33,255,556)	(235,353)	30,411,827	196,905,210	4,401,955	—
EQ/Janus Enterprise Portfolio	2,018,193	40,394,727	2,838,571	(4,282,828)	90,285	3,714,357	42,755,112	108,843	2,723,320
EQ/JPMorgan Growth Stock Portfolio*(a)	1,468,162	59,232,289	18,761,667	(6,424,242)	(39,731)	16,077,542	87,607,525	—	11,252,056
EQ/JPMorgan Value Opportunities Portfolio	6,358,296	121,951,368	8,845,712	(14,989,899)	688,358	4,523,536	121,019,075	1,914,119	5,509,167
EQ/Large Cap Core Managed Volatility Portfolio	24,959,371	250,946,927	25,858,086	(41,262,627)	8,708,634	22,085,948	266,336,968	5,032,756	20,774,071
EQ/Large Cap Growth Index Portfolio	413,947	7,309,486	354,489	(1,000,000)	57,353	2,531,436	9,252,764	37,439	317,050
EQ/Large Cap Value Managed Volatility Portfolio	9,722,683	177,454,184	12,179,676	(27,555,556)	9,919,901	1,098,285	173,096,490	2,921,452	9,222,984
EQ/Loomis Sayles Growth Portfolio*	11,635,621	98,275,760	4,895,503	(18,548,485)	993,465	34,920,078	120,536,321	—	4,876,281
EQ/MFS International Growth Portfolio	29,992,628	242,656,594	14,885,443	(60,988,384)	7,391,865	14,519,350	218,464,868	3,118,893	7,924,903
EQ/Morgan Stanley Small Cap Growth Portfolio	15,269,679	106,666,057	255,444	(25,972,728)	495,554	33,226,539	114,670,866	226,612	—
EQ/Value Equity Portfolio	6,019,800	132,590,336	2,040,547	(24,489,899)	(200,322)	22,113,808	132,054,470	1,788,021	230,099
Fixed Income
1290 Diversified Bond Fund	11,942,307	86,079,865	21,313,849	—	—	(510,069)	106,883,645	3,513,849	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,597,808	145,646,071	21,903,718	(19,131,313)	(124,298)	3,114,989	151,409,167	6,578,089	—
1290 VT High Yield Bond Portfolio	4,674,329	37,816,339	5,980,645	(5,282,828)	22,670	2,244,550	40,781,376	2,424,237	—
EQ/Core Bond Index Portfolio	33,265,483	313,536,228	37,013,866	(51,569,698)	48,770	7,215,671	306,244,837	7,036,589	—
EQ/Core Plus Bond Portfolio	34,763,696	115,053,840	19,881,391	(14,989,899)	(25,340)	2,275,331	122,195,323	3,058,965	—
EQ/Intermediate Government Bond Portfolio	41,629,384	417,718,846	41,527,819	(68,268,183)	(243,227)	4,998,625	395,733,880	11,441,321	—
EQ/Long-Term Bond Portfolio	48,902,363	352,154,623	40,825,339	(53,535,355)	(7,203,976)	17,192,489	349,433,120	11,145,246	—
EQ/PIMCO Ultra Short Bond Portfolio	19,590,556	192,811,878	19,746,460	(25,322,728)	(106,453)	3,484,862	190,614,019	7,727,626	—
EQ/Quality Bond PLUS Portfolio	16,739,786	129,545,266	18,317,128	(21,189,899)	43,934	2,491,947	129,208,376	2,994,702	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Core Bond Portfolio	23,393,439	194,533,157	28,527,291	(25,614,140)	(169,530)	4,164,250	201,441,028	6,045,261	—

Total		6,915,799,064	562,407,969	(1,085,765,669)	38,259,373	658,499,605	7,089,200,342	127,249,636	204,676,864

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$106,883,645	$6,982,316,697	$—	$7,089,200,342

Total Assets	$106,883,645	$6,982,316,697	$—	$7,089,200,342

Total Liabilities	$—	$—	$—	$—

Total	$106,883,645	$6,982,316,697	$—	$7,089,200,342

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$562,407,969
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,085,765,669

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,322,002,828
Aggregate gross unrealized depreciation	(333,812,435)

Net unrealized appreciation	$988,190,393

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,101,009,949

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,030,860,636)	$7,089,200,342
Cash	5,888,181
Receivable for securities sold	3,759,675
Receivable for Portfolio shares sold	869,250
Other assets	30,570

Total assets	7,099,748,018

LIABILITIES
Payable for Portfolio shares repurchased	2,127,625
Distribution fees payable – Class IB	1,429,426
Administrative fees payable	770,668
Investment management fees payable	539,730
Distribution fees payable – Class IA	41,199
Accrued expenses	228,396

Total liabilities	5,137,044

Commitments and contingent liabilities^
NET ASSETS	$7,094,610,974

Net assets were comprised of:
Paid in capital	$5,959,795,826
Total distributable earnings (loss)	1,134,815,148

Net assets	$7,094,610,974

Class IA
Net asset value, offering and redemption price per share, $198,637,253 / 21,307,809 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.32

Class IB
Net asset value, offering and redemption price per share, $6,845,088,215 / 733,851,286 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.33

Class K
Net asset value, offering and redemption price per share, $50,885,506 / 5,453,012 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.33

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$127,249,636
Interest	313,399

Total income	127,563,035

EXPENSES
Distribution fees – Class IB	16,831,703
Administrative fees	8,917,033
Investment management fees	6,352,037
Printing and mailing expenses	980,966
Professional fees	556,757
Distribution fees – Class IA	476,001
Trustees’ fees	252,036
Custodian fees	222,600
Miscellaneous	114,503

Total expenses	34,703,636

NET INVESTMENT INCOME (LOSS)	92,859,399

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	38,259,373
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	204,676,864

Net realized gain (loss)	242,936,237

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	658,499,605

NET REALIZED AND UNREALIZED GAIN (LOSS)	901,435,842

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$994,295,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$92,859,399	$69,225,544
Net realized gain (loss)	242,936,237	218,599,516
Net change in unrealized appreciation (depreciation)	658,499,605	(1,833,480,860)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	994,295,241	(1,545,655,800)

Distributions to shareholders:
Class IA	(8,701,095)	(22,410,116)
Class IB	(302,039,858)	(818,001,095)
Class K	(2,388,840)	(6,474,363)

Total distributions to shareholders	(313,129,793)	(846,885,574)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 787,788 and 720,577 shares, respectively ]	7,161,105	7,018,740
Capital shares issued in reinvestment of dividends and distributions [ 967,830 and 2,657,088 shares, respectively ]	8,701,095	22,410,116
Capital shares repurchased [ (2,221,694) and (2,162,280) shares , respectively]	(19,955,957)	(21,296,529)

Total Class IA transactions	(4,093,757)	8,132,327

Class IB
Capital shares sold [ 11,140,587 and 11,202,951 shares, respectively ]	100,231,258	109,635,551
Capital shares issued in reinvestment of dividends and distributions [ 33,582,918 and 96,936,203 shares, respectively ]	302,039,858	818,001,095
Capital shares repurchased [ (100,076,513) and (90,912,361) shares , respectively]	(899,600,480)	(890,675,064)

Total Class IB transactions	(497,329,364)	36,961,582

Class K
Capital shares sold [ 255,313 and 472,029 shares, respectively ]	2,301,228	4,800,113
Capital shares issued in reinvestment of dividends and distributions [ 264,901 and 765,515 shares, respectively ]	2,388,840	6,474,363
Capital shares repurchased [ (1,277,984) and (692,257) shares , respectively]	(11,485,774)	(6,817,186)

Total Class K transactions	(6,795,706)	4,457,290

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(508,218,827)	49,551,199

TOTAL INCREASE (DECREASE) IN NET ASSETS	172,946,621	(2,342,990,175)
NET ASSETS:
Beginning of year	6,921,664,353	9,264,654,528

End of year	$7,094,610,974	$6,921,664,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021		2020		2019
Net asset value, beginning of year	$8.47		$11.60		$11.51		$11.09		$9.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.09		0.08		0.09		0.14
Net realized and unrealized gain (loss)	1.15		(2.09)		1.35		1.41		1.83

Total from investment operations	1.27		(2.00)		1.43		1.50		1.97

Less distributions:
Dividends from net investment income	(0.15)		(0.10)		(0.42)		(0.27)		(0.17)
Distributions from net realized gains	(0.27)		(1.03)		(0.92)		(0.81)		(0.70)

Total dividends and distributions	(0.42)		(1.13)		(1.34)		(1.08)		(0.87)

Net asset value, end of year	$9.32		$8.47		$11.60		$11.51		$11.09

Total return	15.24%		(17.00)%		12.68%		14.05%		20.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$198,637		$184,328		$238,508		$220,775		$212,498
Ratio of expenses to average net assets (f)	0.50	%(j)	0.49	%(k)	0.48	%(o)	0.49	%(jj)	0.49	%(kk)
Ratio of net investment income (loss) to average net assets (f)(x)	1.36%		0.92%		0.65%		0.79%		1.26%
Portfolio turnover rate^	8%		9%		23%		21%		12%

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$8.47		$11.61		$11.52		$11.09		$9.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.09		0.08		0.09		0.13
Net realized and unrealized gain (loss)	1.16		(2.10)		1.35		1.42		1.84

Total from investment operations	1.28		(2.01)		1.43		1.51		1.97

Less distributions:
Dividends from net investment income	(0.15)		(0.10)		(0.42)		(0.27)		(0.17)
Distributions from net realized gains	(0.27)		(1.03)		(0.92)		(0.81)		(0.70)

Total dividends and distributions	(0.42)		(1.13)		(1.34)		(1.08)		(0.87)

Net asset value, end of year	$9.33		$8.47		$11.61		$11.52		$11.09

Total return	15.36%		(17.08)%		12.67%		14.13%		20.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$6,845,088		$6,684,718		$8,960,367		$8,774,906		$8,527,658
Ratio of expenses to average net assets (f)	0.50	%(j)	0.49	%(k)	0.48	%(o)	0.49	%(jj)	0.49	%(kk)
Ratio of net investment income (loss) to average net assets (f)(x)	1.33%		0.90%		0.63%		0.79%		1.22%
Portfolio turnover rate^	8%		9%		23%		21%		12%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$8.47		$11.61		$11.52		$11.09		$9.99

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14		0.12		0.11		0.11		0.16
Net realized and unrealized gain (loss)	1.16		(2.11)		1.35		1.43		1.84

Total from investment operations	1.30		(1.99)		1.46		1.54		2.00

Less distributions:
Dividends from net investment income	(0.17)		(0.12)		(0.45)		(0.30)		(0.20)
Distributions from net realized gains	(0.27)		(1.03)		(0.92)		(0.81)		(0.70)

Total dividends and distributions	(0.44)		(1.15)		(1.37)		(1.11)		(0.90)

Net asset value, end of year	$9.33		$8.47		$11.61		$11.52		$11.09

Total return	15.62%		(16.86)%		12.95%		14.38%		20.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$50,886		$52,619		$65,780		$66,068		$67,291
Ratio of expenses to average net assets (f)	0.25	%(j)	0.24	%(k)	0.23	%(o)	0.24	%(jj)	0.24	%(kk)
Ratio of net investment income (loss) to average net assets (f)(x)	1.59%		1.18%		0.87%		0.99%		1.42%
Portfolio turnover rate^	8%		9%		23%		21%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IA, 1.13% for Class IB and 0.88% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.09% for Class IA, 1.09% for Class IB and 0.84% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IA, 1.12% for Class IB and 0.87% for Class K.
(kk)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IA, 1.11% for Class IB and 0.86% for Class K.

See Notes to Financial Statements.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	18.51%	10.23%	7.07%
Portfolio – Class IB Shares	18.37	10.23	7.07
Portfolio – Class K Shares	18.76	10.50	7.34
EQ/Aggressive Allocation Index	19.75	11.34	8.16
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 18.37% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Aggressive Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 19.75%, 26.29% and 4.30%, respectively.

Portfolio Highlights

The EQ/Aggressive Allocation Portfolio invests its assets in a combination of actively and passively managed mutual funds across global equity and bond markets. The Portfolio’s return depends upon factors including how well the asset classes represented performed; how the underlying funds performed on an absolute basis; and how the actively managed funds performed relative to their individual market benchmarks. In addition, the Portfolio includes several holdings with a volatility-management component — which was not triggered in 2023. In line with its aggressive orientation, the Portfolio saw gains from all its allocations to both stocks and bonds, and broad diversification prevented investors from seeing much of a drag on returns the underlying funds that underperformed their benchmarks.

What helped performance during the year:

•

The Portfolio’s roughly 90% allocation to equity securities produced nearly all its total return — in line with generally buoyant stock markets as global economies avoided the recession so many investors had feared. Indexed holdings in ATM Large Cap Managed Volatility Portfolio and ATM International Managed Volatility Portfolio provided the highest individual contributions to returns. Actively managed portfolios also added to returns. EQ/Morgan Stanley Small Cap Growth Portfolio benefitted from strong stock selection and outperformed the Russell 2000 Growth Index by 16.1% over the one-year period.

•

The Portfolio’s roughly 10% allocation to the bond markets produced around 3% of its return, as government bonds suffered from volatility through much of the year while investors attempted to discern the future path of interest rates. Longer-duration funds such as EQ/Long-Term Bond Portfolio benefitted late in 2023 as the market’s focus shifted from hedging inflation fears to assessing the potential for economic slowdown and Federal Reserve interest-rate cuts.

What hurt performance during the year:

•

Within the equity allocation, the large-cap value holdings detracted relative to their large-cap growth counterparts, as demonstrated by the 11.5% rise in the Russell 1000 Value Index — in comparison to the 42.7% rise in the Russell 1000 Growth Index. The Portfolio’s actively managed positions in several equity funds also provided minimal returns, generally by underperforming their benchmarks. These include EQ/Janus Enterprise Portfolio, 1290 VT Equity Income Portfolio and EQ/American Century Mid Cap Value Portfolio.

•

Within the fixed-income allocation, intermediate-term government bonds detracted, as they did not benefit as much as longer-duration assets during the bond rally that took place from October to December 2023. The Portfolio’s actively managed positions, while producing positive returns, underperformed their benchmarks in 2023, namely Multimanager Core Bond Portfolio and 1290 Diversified Bond Fund.

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	91.7%
Fixed Income	8.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
ATM Large Cap Managed Volatility Portfolio	23.5%
ATM International Managed Volatility Portfolio	10.5
ATM Small Cap Managed Volatility Portfolio	7.8
EQ/Large Cap Core Managed Volatility Portfolio	5.4
EQ/MFS International Growth Portfolio	4.1
EQ/Global Equity Managed Volatility Portfolio	3.8
EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.4
EQ/Large Cap Value Managed Volatility Portfolio	3.4
EQ/International Value Managed Volatility Portfolio	3.3
EQ/AB Small Cap Growth Portfolio	3.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,060.60	$2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.58	2.65
Class IB
Actual	1,000.00	1,060.60	2.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.58	2.65
Class K
Actual	1,000.00	1,061.90	1.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.84	1.38

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.52%, 0.52% and 0.27%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.7%)
1290 VT Equity Income Portfolio‡	15,279,032	$73,455,650
1290 VT GAMCO Small Company Value Portfolio‡	1,148,522	80,232,274
1290 VT Micro Cap Portfolio‡	3,424,528	29,887,749
1290 VT Small Cap Value Portfolio‡	3,400,382	35,863,444
ATM International Managed Volatility Portfolio‡	31,437,698	332,605,245
ATM Large Cap Managed Volatility Portfolio‡	51,684,327	741,642,570
ATM Mid Cap Managed Volatility Portfolio‡	7,000,420	55,725,306
ATM Small Cap Managed Volatility Portfolio‡	22,808,493	244,976,544
EQ/AB Small Cap Growth Portfolio‡	5,871,933	98,438,835
EQ/American Century Mid Cap Value Portfolio‡	576,501	12,431,026
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	10,657,806	107,082,450
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,963,712	41,400,169
EQ/Global Equity Managed Volatility Portfolio‡	7,438,774	120,116,531
EQ/International Core Managed Volatility Portfolio‡	6,542,806	72,350,738
EQ/International Equity Index Portfolio‡	542,938	5,827,778
EQ/International Value Managed Volatility Portfolio‡	7,637,031	104,134,173
EQ/Janus Enterprise Portfolio‡	824,419	17,465,193
EQ/JPMorgan Growth Stock Portfolio*‡(a)	572,120	34,139,300
EQ/JPMorgan Value Opportunities Portfolio‡	3,570,774	67,963,451
EQ/Large Cap Core Managed Volatility Portfolio‡	15,906,644	169,736,950
EQ/Large Cap Growth Index Portfolio‡	290,809	6,500,317
EQ/Large Cap Value Managed Volatility Portfolio‡	5,993,396	106,702,633
EQ/Loomis Sayles Growth Portfolio*‡	6,451,368	66,831,345
EQ/MFS International Growth Portfolio‡	17,912,268	130,472,105
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,327,975	55,030,968
EQ/Value Equity Portfolio‡	3,808,633	83,548,807

Total Equity		2,894,561,551

Fixed Income (8.3%)
1290 Diversified Bond Fund‡	1,530,024	13,693,713
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,272,262	19,550,232
1290 VT High Yield Bond Portfolio‡	678,993	5,923,905
EQ/Core Bond Index Portfolio‡	4,156,124	38,261,628
EQ/Core Plus Bond Portfolio‡	4,478,757	15,742,950
EQ/Intermediate Government Bond Portfolio‡	5,154,243	48,996,851
EQ/Long-Term Bond Portfolio‡	7,204,175	51,477,624
EQ/PIMCO Ultra Short Bond Portfolio‡	2,625,252	25,543,420
EQ/Quality Bond PLUS Portfolio‡	2,095,118	16,171,461
Multimanager Core Bond Portfolio‡	3,068,705	26,424,632

Total Fixed Income		261,786,416

Total Investments in Securities (100.0%) (Cost $2,544,838,803)		3,156,347,967
Other Assets Less Liabilities (0.0%)†		1,452,293

Net Assets (100%)		$3,157,800,260

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	15,279,032	75,801,208	5,928,953	(6,253,044)	(100,820)	(1,920,647)	73,455,650	1,458,493	4,422,372
1290 VT GAMCO Small Company Value Portfolio	1,148,522	73,751,305	5,948,939	(8,558,261)	2,308,358	6,781,933	80,232,274	641,961	5,264,233
1290 VT Micro Cap Portfolio	3,424,528	31,131,538	168,039	(3,473,913)	(100,442)	2,162,527	29,887,749	141,324	—
1290 VT Small Cap Value Portfolio	3,400,382	37,323,123	3,107,514	(3,473,913)	13,189	(1,106,469)	35,863,444	12,379	3,068,419
ATM International Managed Volatility Portfolio	31,437,698	310,066,679	7,466,677	(28,641,305)	153,579	43,559,615	332,605,245	7,252,955	—
ATM Large Cap Managed Volatility Portfolio	51,684,327	645,134,591	67,506,763	(61,140,872)	1,223,410	88,918,678	741,642,570	9,017,713	58,018,860
ATM Mid Cap Managed Volatility Portfolio	7,000,420	52,056,916	1,770,182	(4,168,696)	12,343	6,054,561	55,725,306	678,943	1,059,180
ATM Small Cap Managed Volatility Portfolio	22,808,493	232,007,903	6,779,291	(22,927,827)	58,744	29,058,433	244,976,544	2,806,896	3,796,074
EQ/AB Small Cap Growth Portfolio	5,871,933	92,449,869	594,847	(9,726,957)	307,678	14,813,398	98,438,835	380,078	139,965

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/American Century Mid Cap Value Portfolio	576,501	12,382,346	684,798	(694,783)	(4,675)	63,340	12,431,026	222,124	457,330
EQ/ClearBridge Select Equity Managed Volatility Portfolio	10,657,806	94,991,297	909,896	(10,421,739)	(2,291,079)	23,894,075	107,082,450	829,751	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,963,712	40,194,695	1,789,577	(4,168,696)	(1,596)	3,586,189	41,400,169	529,691	1,227,828
EQ/Global Equity Managed Volatility Portfolio	7,438,774	117,356,346	5,995,266	(20,826,957)	270,523	17,321,353	120,116,531	1,263,087	4,657,375
EQ/International Core Managed Volatility Portfolio	6,542,806	68,131,896	1,965,883	(6,947,826)	648,528	8,552,257	72,350,738	1,367,868	544,586
EQ/International Equity Index Portfolio	542,938	6,673,895	166,827	(2,000,000)	791,682	195,374	5,827,778	166,828	—
EQ/International Value Managed Volatility Portfolio	7,637,031	96,297,252	2,396,003	(9,726,957)	(9,126)	15,177,001	104,134,173	2,321,200	—
EQ/Janus Enterprise Portfolio	824,419	16,162,278	1,164,732	(1,389,565)	4,717	1,523,031	17,465,193	44,417	1,109,628
EQ/JPMorgan Growth Stock Portfolio*(a)	572,120	25,483,894	4,407,898	(2,779,131)	(56,317)	7,082,956	34,139,300	—	4,386,525
EQ/JPMorgan Value Opportunities Portfolio	3,570,774	67,142,340	4,212,164	(6,253,044)	(30,452)	2,892,443	67,963,451	1,073,427	3,090,650
EQ/Large Cap Core Managed Volatility Portfolio	15,906,644	150,276,496	16,194,776	(15,285,218)	733,633	17,817,263	169,736,950	3,133,051	12,944,178
EQ/Large Cap Growth Index Portfolio	290,809	4,579,992	249,038	—	—	1,671,287	6,500,317	26,302	222,736
EQ/Large Cap Value Managed Volatility Portfolio	5,993,396	103,915,545	7,391,424	(11,116,522)	4,105,880	2,406,306	106,702,633	1,761,163	5,544,773
EQ/Loomis Sayles Growth Portfolio*	6,451,368	50,830,800	2,714,130	(5,558,261)	132,055	18,712,621	66,831,345	—	2,671,385
EQ/MFS International Growth Portfolio	17,912,268	133,518,331	6,704,102	(21,761,305)	(228,083)	12,239,060	130,472,105	1,862,793	4,750,477
EQ/Morgan Stanley Small Cap Growth Portfolio	7,327,975	46,751,601	162,986	(6,947,826)	56,143	15,008,064	55,030,968	109,555	—
EQ/Value Equity Portfolio	3,808,633	75,564,717	1,261,343	(6,253,044)	(482,212)	13,458,003	83,548,807	1,075,821	137,435
Fixed Income
1290 Diversified Bond Fund	1,530,024	10,626,029	3,084,334	—	—	(16,650)	13,693,713	424,334	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,272,262	19,935,413	1,272,059	(2,084,348)	(150,585)	577,693	19,550,232	856,030	—
1290 VT High Yield Bond Portfolio	678,993	5,255,876	353,441	—	—	314,588	5,923,905	353,441	—
EQ/Core Bond Index Portfolio	4,156,124	35,744,582	5,820,625	(4,168,696)	(12,429)	877,546	38,261,628	888,567	—
EQ/Core Plus Bond Portfolio	4,478,757	13,555,155	3,285,282	(1,389,565)	(60,798)	352,876	15,742,950	399,596	—
EQ/Intermediate Government Bond Portfolio	5,154,243	47,750,798	6,264,165	(5,558,261)	(35,711)	575,860	48,996,851	1,421,421	—
EQ/Long-Term Bond Portfolio	7,204,175	48,418,803	7,198,050	(5,558,261)	(479,657)	1,898,689	51,477,624	1,655,306	—
EQ/PIMCO Ultra Short Bond Portfolio	2,625,252	24,552,331	2,680,708	(2,084,348)	(8,773)	403,502	25,543,420	1,044,678	—
EQ/Quality Bond PLUS Portfolio	2,095,118	15,628,434	1,612,722	(1,389,565)	(51,131)	371,001	16,171,461	377,036	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Multimanager Core Bond Portfolio	3,068,705	24,256,431	3,704,349	(2,084,348)	(93,013)	641,213	26,424,632	768,319	—

Total		2,905,700,705	192,917,783	(304,813,054)	6,623,563	355,918,970	3,156,347,967	46,366,548	117,514,009

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$13,693,713	$3,142,654,254	$—	$3,156,347,967

Total Assets	$13,693,713	$3,142,654,254	$—	$3,156,347,967

Total Liabilities	$—	$—	$—	$—

Total	$13,693,713	$3,142,654,254	$—	$3,156,347,967

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$192,917,783
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$304,813,054

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$646,251,445
Aggregate gross unrealized depreciation	(66,580,442)

Net unrealized appreciation	$579,671,003

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,576,676,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,544,838,803)	$3,156,347,967
Cash	2,717,648
Receivable for securities sold	703,484
Receivable for Portfolio shares sold	412,964
Other assets	13,523

Total assets	3,160,195,586

LIABILITIES
Payable for Portfolio shares repurchased	1,013,963
Distribution fees payable – Class IB	633,953
Administrative fees payable	341,767
Investment management fees payable	247,120
Distribution fees payable – Class IA	16,817
Accrued expenses	141,706

Total liabilities	2,395,326

Commitments and contingent liabilities^
NET ASSETS	$3,157,800,260

Net assets were comprised of:
Paid in capital	$2,494,597,934
Total distributable earnings (loss)	663,202,326

Net assets	$3,157,800,260

Class IA
Net asset value, offering and redemption price per share, $80,440,842 / 8,159,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

Class IB
Net asset value, offering and redemption price per share, $3,047,571,154 / 309,042,407 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.86

Class K
Net asset value, offering and redemption price per share, $29,788,264 / 3,017,700 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.87

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$46,366,548
Interest	117,209

Total income	46,483,757

EXPENSES
Distribution fees – Class IB	7,274,194
Administrative fees	3,856,794
Investment management fees	2,839,579
Printing and mailing expenses	469,717
Professional fees	272,574
Custodian fees	221,200
Distribution fees – Class IA	194,088
Trustees’ fees	108,125
Miscellaneous	49,140

Total expenses	15,285,411

NET INVESTMENT INCOME (LOSS)	31,198,346

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	6,623,563
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	117,514,009

Net realized gain (loss)	124,137,572

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	355,918,970

NET REALIZED AND UNREALIZED GAIN (LOSS)	480,056,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$511,254,888

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$31,198,346	$22,886,742
Net realized gain (loss)	124,137,572	112,566,701
Net change in unrealized appreciation (depreciation)	355,918,970	(830,255,315)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	511,254,888	(694,801,872)

Distributions to shareholders:
Class IA	(3,344,541)	(11,099,936)
Class IB	(125,135,747)	(421,481,081)
Class K	(1,289,221)	(4,457,362)

Total distributions to shareholders	(129,769,509)	(437,038,379)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 616,504 and 458,838 shares, respectively ]	5,827,377	4,860,131
Capital shares issued in reinvestment of dividends and distributions [ 355,791 and 1,285,622 shares, respectively ]	3,344,541	11,099,936
Capital shares repurchased [ (1,333,673) and (802,265) shares , respectively]	(12,513,291)	(8,356,347)

Total Class IA transactions	(3,341,373)	7,603,720

Class IB
Capital shares sold [ 7,183,376 and 7,265,425 shares, respectively ]	67,223,308	75,306,945
Capital shares issued in reinvestment of dividends and distributions [ 13,303,701 and 48,806,747 shares, respectively ]	125,135,747	421,481,081
Capital shares repurchased [ (33,997,364) and (30,170,352) shares , respectively]	(318,090,802)	(311,607,037)

Total Class IB transactions	(125,731,747)	185,180,989

Class K
Capital shares sold [ 210,665 and 224,617 shares, respectively ]	1,971,901	2,336,952
Capital shares issued in reinvestment of dividends and distributions [ 136,563 and 514,710 shares, respectively ]	1,289,221	4,457,362
Capital shares repurchased [ (591,646) and (487,456) shares , respectively]	(5,502,382)	(4,845,936)

Total Class K transactions	(2,241,260)	1,948,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(131,314,380)	194,733,087

TOTAL INCREASE (DECREASE) IN NET ASSETS	250,170,999	(937,107,164)
NET ASSETS:
Beginning of year	2,907,629,261	3,844,736,425

End of year	$3,157,800,260	$2,907,629,261

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021		2020		2019
Net asset value, beginning of year	$8.69		$12.51		$12.06		$11.50		$10.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.08		0.07		0.08		0.13
Net realized and unrealized gain (loss)	1.48		(2.43)		1.95		1.61		2.31

Total from investment operations	1.58		(2.35)		2.02		1.69		2.44

Less distributions:
Dividends from net investment income	(0.13)		(0.08)		(0.53)		(0.31)		(0.18)
Distributions from net realized gains	(0.28)		(1.39)		(1.04)		(0.82)		(0.90)

Total dividends and distributions	(0.41)		(1.47)		(1.57)		(1.13)		(1.08)

Net asset value, end of year	$9.86		$8.69		$12.51		$12.06		$11.50

Total return	18.51%		(18.40)%		17.14%		15.41%		24.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$80,441		$74,084		$94,816		$85,610		$82,758
Ratio of expenses to average net assets (f)	0.51	%(j)	0.49	%(k)	0.48	%(o)	0.50	%(jj)	0.50	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.02%		0.74%		0.55%		0.70%		1.12%
Portfolio turnover rate^	6%		7%		17%		16%		11%

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$8.70		$12.51		$12.06		$11.50		$10.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.07		0.07		0.08		0.13
Net realized and unrealized gain (loss)	1.47		(2.41)		1.95		1.61		2.31

Total from investment operations	1.57		(2.34)		2.02		1.69		2.44

Less distributions:
Dividends from net investment income	(0.13)		(0.08)		(0.53)		(0.31)		(0.18)
Distributions from net realized gains	(0.28)		(1.39)		(1.04)		(0.82)		(0.90)

Total dividends and distributions	(0.41)		(1.47)		(1.57)		(1.13)		(1.08)

Net asset value, end of year	$9.86		$8.70		$12.51		$12.06		$11.50

Total return	18.37%		(18.31)%		17.14%		15.41%		24.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,047,571		$2,805,155		$3,712,223		$3,453,575		$3,291,046
Ratio of expenses to average net assets (f)	0.51	%(j)	0.49	%(k)	0.48	%(o)	0.50	%(jj)	0.50	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.03%		0.72%		0.55%		0.71%		1.14%
Portfolio turnover rate^	6%		7%		17%		16%		11%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$8.70		$12.52		$12.07		$11.50		$10.14

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.12		0.10		0.10		0.11		0.16
Net realized and unrealized gain (loss)	1.48		(2.42)		1.96		1.62		2.30

Total from investment operations	1.60		(2.32)		2.06		1.73		2.46

Less distributions:
Dividends from net investment income	(0.15)		(0.11)		(0.57)		(0.34)		(0.20)
Distributions from net realized gains	(0.28)		(1.39)		(1.04)		(0.82)		(0.90)

Total dividends and distributions	(0.43)		(1.50)		(1.61)		(1.16)		(1.10)

Net asset value, end of year	$9.87		$8.70		$12.52		$12.07		$11.50

Total return	18.76%		(18.16)%		17.41%		15.75%		24.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$29,788		$28,391		$37,698		$36,152		$32,984
Ratio of expenses to average net assets (f)	0.26	%(j)	0.24	%(k)	0.23	%(o)	0.25	%(jj)	0.25	%(jj)
Ratio of net investment income (loss) to average net assets (f)(x)	1.26%		0.97%		0.78%		0.97%		1.38%
Portfolio turnover rate^	6%		7%		17%		16%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class IA, 1.18% for Class IB and 0.93% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.14% for Class IA, 1.14% for Class IB and 0.89% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IA, 1.12% for Class IB and 0.87% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.16% for Class IA, 1.16% for Class IB and 0.91% for Class K.

See Notes to Financial Statements.

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	9.86%	7.20%	4.77%
Portfolio – Class K Shares	10.11	7.47	5.03
MSCI ACWI (Net) Index	22.20	11.72	7.93
Equitable Conservative Growth MF/ETF Index	12.03	5.54	4.45
Bloomberg U.S. Aggregate Bond Index	5.53	1.10	1.81

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 9.86% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the MSCI ACWI (Net) Index, Equitable Conservative Growth MF/ETF Index and the Bloomberg U.S. Aggregate Bond Index, which returned 22.20%, 12.03% and 5.53%, respectively.

Portfolio Highlights

The Equitable Conservative Growth MF/ETF Portfolio invests its assets in actively managed mutual funds and passively managed exchange-traded funds (ETFs) across global equity and bond markets. The Portfolio’s return depends upon factors including how well the asset classes they represent perform, how the underlying funds performed on an absolute basis, and how the actively managed funds performed relative to their individual market benchmarks. In line with its conservative growth objective, the Portfolio saw gains from all its allocations to both stocks and bonds, although several of its actively managed funds underperformed their benchmarks.

What helped performance during the year:

•

The Portfolio’s holdings in equity securities produced around 70% of its total return — in line with generally buoyant stock markets as global economies avoided the recession so many investors had feared. The 1290 SmartBeta Equity Fund was the single largest contributor to returns. 1290 GAMCO Small/Mid Cap Value Fund added value relative to its benchmark.

•

The Portfolio’s holdings in bond markets were only modestly positive, as government bonds suffered from volatility through much of the year, while investors attempted to discern the future path of interest rates. The Portfolio’s strategic allocation to high yield added value over the year.

What hurt performance during the year:

•

The Portfolio’s actively managed positions in 1290 SmartBeta Equity Fund and 1290 Essex Small Cap Growth Fund underperformed their benchmarks. The Portfolio’s strategic allocation to low-volatility equities detracted, with high-beta technology companies driving market performance, especially in the fourth quarter of 2023.

•

On an absolute-return basis, the Portfolio’s allocations to indexed funds in the short-term bond market produced only minimal returns for the year. Exposure to the active mutual fund 1290 Diversified Bond Fund detracted as currency and duration bets made by the manager during the year did not come to fruition.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Fixed Income	46.7%
Equity	42.9
Investment Company	10.4

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
1290 Diversified Bond Fund	31.4%
1290 SmartBeta Equity Fund	10.6
1290 High Yield Bond Fund	8.0
iShares Core S&P Total U.S. Stock Market ETF	7.5
Morgan Stanley Institutional Liquidity Fund – Government Portfolio	6.3
SPDR Portfolio Developed World ex-US ETF	5.5
1290 GAMCO Small/Mid Cap Value Fund	4.6
iShares Core S&P U.S. Growth ETF	4.5
iShares MSCI Global Min Vol Factor ETF	4.5
iShares Broad USD High Yield Corporate Bond ETF	4.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,042.30	$3.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	3.30
Class K
Actual	1,000.00	1,042.90	2.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.20	2.03

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (25.2%)
iShares Core S&P Total U.S. Stock Market ETF (x)	56,500	$5,945,495
iShares Core S&P U.S. Growth ETF (x)	34,300	3,570,630
iShares MSCI Global Min Vol Factor ETF	35,100	3,522,285
SPDR Portfolio Developed World ex-US ETF (x)	126,600	4,305,666
Vanguard FTSE Emerging Markets ETF	20,800	854,880

Total Equity		18,198,956

Fixed Income (8.0%)
iShares Broad USD High Yield Corporate Bond ETF	96,300	3,500,505
SPDR Bloomberg 1-3 Month T-Bill ETF	24,700	2,257,333

Total Fixed Income		5,757,838

Total Exchange Traded Funds (33.2%) (Cost $22,373,670)		23,956,794

INVESTMENT COMPANIES:
Equity (21.8%)
1290 Essex Small Cap Growth Fund*‡	257,526	2,804,459
1290 GAMCO Small/Mid Cap Value Fund‡	218,224	3,620,336
1290 SmartBeta Equity Fund‡	504,334	8,376,986
AB Small Cap Growth Portfolio*‡	14,628	909,291

Total Equity		15,711,072

Fixed Income (43.2%)
1290 Diversified Bond Fund‡	2,774,815	24,834,592
1290 High Yield Bond Fund‡	750,349	6,287,923

Total Fixed Income		31,122,515

Total Investment Companies (65.0%) (Cost $46,703,777)		46,833,587

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (11.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	284,786	$284,786
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	267,560	267,560
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,640,716	2,640,716
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		8,193,062

Total Short-Term Investments (11.4%) (Cost $8,193,062)		8,193,062

Total Investments in Securities (109.6%) (Cost $77,270,509)		78,983,443
Other Assets Less Liabilities (-9.6%)		(6,880,727)

Net Assets (100%)		$72,102,716

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $8,001,730. This was collateralized by cash of $8,193,062 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	257,526	320,574	2,890,343	(491,286)	(724)	85,552	2,804,459	—	—
1290 GAMCO Small/Mid Cap Value Fund	218,224	3,227,204	1,041,217	(1,223,319)	42,435	532,799	3,620,336	31,025	102,804
1290 SmartBeta Equity Fund	504,334	7,782,966	1,298,025	(1,835,775)	13,772	1,117,998	8,376,986	120,222	—
AB Small Cap Growth Portfolio*	14,628	2,838,039	285,726	(2,560,011)	(100,307)	445,844	909,291	—	—
Fixed Income
1290 Diversified Bond Fund	2,774,815	25,102,642	5,159,283	(5,333,365)	(9,340)	(84,628)	24,834,592	917,918	—
1290 High Yield Bond Fund	750,349	6,308,588	1,108,502	(1,461,624)	(4,307)	336,764	6,287,923	390,257	—

Total		45,580,013	11,783,096	(12,905,380)	(58,471)	2,434,329	46,833,587	1,459,422	102,804

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$23,956,794	$—	$—	$23,956,794
Investment Companies
Investment Companies	46,833,587	—	—	46,833,587
Short-Term Investments
Investment Companies	8,193,062	—	—	8,193,062

Total Assets	$78,983,443	$—	$—	$78,983,443

Total Liabilities	$—	$—	$—	$—

Total	$78,983,443	$—	$—	$78,983,443

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$42,399,902
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$43,845,237

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,537,715
Aggregate gross unrealized depreciation	(956,875)

Net unrealized appreciation	$1,580,840

Federal income tax cost of investments in securities and derivative instruments, if applicable	$77,402,603

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $46,703,777)	$46,833,587
Unaffiliated Issuers (Cost $30,566,732)	32,149,856
Cash	1,309,727
Receivable for Portfolio shares sold	100,142
Securities lending income receivable	1,572
Other assets	327

Total assets	80,395,211

LIABILITIES
Payable for return of collateral on securities loaned	8,193,062
Payable for Portfolio shares repurchased	23,577
Distribution fees payable – Class IB	14,406
Administrative fees payable	7,821
Investment management fees payable	4,892
Payable for securities purchased	835
Accrued expenses	47,902

Total liabilities	8,292,495

Commitments and contingent liabilities^
NET ASSETS	$72,102,716

Net assets were comprised of:
Paid in capital	$70,926,520
Total distributable earnings (loss)	1,176,196

Net assets	$72,102,716

Class IB
Net asset value, offering and redemption price per share, $69,065,130 / 5,911,843 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.68

Class K
Net asset value, offering and redemption price per share, $3,037,586 / 259,797 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.69

(x)	Includes value of securities on loan of $8,001,730.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($1,459,422 of dividend income received from affiliates)	$2,146,716
Interest	68,363
Securities lending (net)	20,643

Total income	2,235,722

EXPENSES
Distribution fees – Class IB	167,109
Investment management fees	104,666
Administrative fees	89,222
Custodian fees	61,100
Professional fees	43,221
Printing and mailing expenses	19,269
Trustees’ fees	2,482
Miscellaneous	1,870

Gross expenses	488,939
Less: Waiver from investment manager	(44,445)

Net expenses	444,494

NET INVESTMENT INCOME (LOSS)	1,791,228

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($(58,471) realized gain (loss) from affiliates)	(295,448)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	102,804

Net realized gain (loss)	(192,644)

Net change in unrealized appreciation (depreciation) on investments in securities ($2,434,329 of change in unrealized appreciation (depreciation) from affiliates)	4,971,822

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,779,178

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,570,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,791,228	$1,093,367
Net realized gain (loss)	(192,644)	1,250,518
Net change in unrealized appreciation (depreciation)	4,971,822	(12,004,098)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,570,406	(9,660,213)

Distributions to shareholders:
Class IB	(1,753,863)	(2,988,762)
Class K	(83,474)	(139,449)

Total distributions to shareholders	(1,837,337)	(3,128,211)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 990,472 and 1,113,015 shares, respectively ]	11,187,128	13,017,781
Capital shares issued in reinvestment of dividends and distributions [ 151,189 and 271,692 shares, respectively ]	1,753,863	2,988,762
Capital shares repurchased [ (1,277,728) and (981,495) shares , respectively]	(14,413,368)	(11,414,681)

Total Class IB transactions	(1,472,377)	4,591,862

Class K
Capital shares sold [ 53,052 and 38,602 shares, respectively ]	602,021	450,818
Capital shares issued in reinvestment of dividends and distributions [ 7,190 and 12,664 shares, respectively ]	83,474	139,449
Capital shares repurchased [ (64,295) and (47,706) shares , respectively]	(710,319)	(545,211)

Total Class K transactions	(24,824)	45,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,497,201)	4,636,918

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,235,868	(8,151,506)
NET ASSETS:
Beginning of year	68,866,848	77,018,354

End of year	$72,102,716	$68,866,848

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.91		$13.04		$12.84		$11.88		$10.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29		0.18	(x)	0.08		0.12		0.20
Net realized and unrealized gain (loss)	0.78		(1.80)		1.20		1.42		1.71

Total from investment operations	1.07		(1.62)		1.28		1.54		1.91

Less distributions:
Dividends from net investment income	(0.30)		(0.20)		(0.08)		(0.12)		(0.24)
Distributions from net realized gains	—		(0.31)		(1.00)		(0.46)		(0.39)

Total dividends and distributions	(0.30)		(0.51)		(1.08)		(0.58)		(0.63)

Net asset value, end of year	$11.68		$10.91		$13.04		$12.84		$11.88

Total return	9.86%		(12.40)%		10.10%		13.10%		18.14%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$69,065		$65,986		$73,621		$64,486		$51,439
Ratio of expenses to average net assets:
After waivers (f)	0.65	%(j)	0.99	%(k)	1.16	%(o)	1.16	%(o)	1.16	%(o)
Before waivers (f)	0.71%		1.07%		1.26%		1.32%		1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.56%		1.56	%(x)	0.60%		1.01%		1.69%
Before waivers (f)	2.49%		1.48	%(x)	0.51%		0.85%		1.49%
Portfolio turnover rate^	62%		194	%(h)	131%		135%		67%

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.92		$13.05		$12.84		$11.88		$10.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31		0.20	(x)	0.11		0.15		0.23
Net realized and unrealized gain (loss)	0.79		(1.79)		1.21		1.42		1.71

Total from investment operations	1.10		(1.59)		1.32		1.57		1.94

Less distributions:
Dividends from net investment income	(0.33)		(0.23)		(0.11)		(0.15)		(0.27)
Distributions from net realized gains	—		(0.31)		(1.00)		(0.46)		(0.39)

Total dividends and distributions	(0.33)		(0.54)		(1.11)		(0.61)		(0.66)

Net asset value, end of year	$11.69		$10.92		$13.05		$12.84		$11.88

Total return	10.11%		(12.17)%		10.42%		13.36%		18.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,038		$2,881		$3,397		$1,893		$882
Ratio of expenses to average net assets:
After waivers (f)	0.40	%(j)	0.74	%(k)	0.91	%(o)	0.91	%(o)	0.91	%(o)
Before waivers (f)	0.46%		0.82%		1.00%		1.08%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.78%		1.75	%(x)	0.84%		1.25%		2.00%
Before waivers (f)	2.72%		1.68	%(x)	0.75%		1.09%		1.87%
Portfolio turnover rate^	62%		194	%(h)	131%		135%		67%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB and 0.92% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB and 0.95% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	Since Incept.
Portfolio – Class IB Shares*	12.01%	(0.64)%
Portfolio – Class K Shares*	12.27	(0.39)
Equitable Moderate Growth MF/ETF Index	15.37	0.8
MSCI ACWI (Net) Index	22.20	2.53
Bloomberg U.S. Aggregate Bond Index	5.53	(2.27)

* Date of inception 2/15/22. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 12.01% for the period ended December 31, 2023. This compares to the following benchmarks over the same period the Equitable Moderate Growth MF/ETF Index, MSCI ACWI (Net) Index and Bloomberg U.S. Aggregate Bond Index, which returned 15.37%, 22.20% and 5.53%, respectively.

Portfolio Highlights

The Equitable Moderate Growth MF/ETF Portfolio invests its assets in actively managed mutual funds and passively managed exchange-traded funds (ETFs) across global equity and bond markets. The Portfolio’s return depends upon factors including how well the asset classes they represent perform, how the underlying funds performed on an absolute basis, and how the actively managed funds performed relative to their individual market benchmarks. In line with its conservative growth objective, the Portfolio saw gains from all its allocations to both stocks and bonds, although several of its actively managed funds underperformed their benchmarks.

What helped performance during the year:

•

The Portfolio’s holdings in equity securities produced around 83% of its total return — in line with generally buoyant stock markets as global economies avoided the recession so many investors had feared. The 1290 SmartBeta Equity Fund was the single largest contributor to returns. 1290 GAMCO Small/Mid Cap Value Fund added value relative to its benchmark.

•

The Portfolio’s holdings in bond markets were only modestly positive, as government bonds suffered from volatility through much of the year, while investors attempted to discern the future path of interest rates. The Portfolio’s strategic allocation to high yield added value over the year.

What hurt performance during the year:

•

The Portfolio’s actively managed positions in 1290 SmartBeta Equity Fund and 1290 Essex Small Cap Growth Fund underperformed their benchmarks. The Portfolio’s strategic allocation to low-volatility equities detracted, with high-beta technology companies driving market performance, especially in the fourth quarter of 2023.

•

On an absolute-return basis, the Portfolio’s allocations to indexed funds in the short-term bond market produced only minimal returns for the year. Exposure to the active mutual fund 1290 Diversified Bond Fund detracted as currency and duration bets made by the manager during the year did not come to fruition.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	63.6%
Fixed Income	29.8
Investment Company	6.6

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (Unaudited)

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
1290 SmartBeta Equity Fund	20.2%
1290 Diversified Bond Fund	17.9
iShares Core S&P Total U.S. Stock Market ETF	8.4
1290 GAMCO Small/Mid Cap Value Fund	8.0
iShares MSCI Global Min Vol Factor ETF	6.9
1290 Essex Small Cap Growth Fund	6.2
Invesco Government & Agency Portfolio, Institutional Shares	5.3
SPDR Portfolio Developed World ex-US ETF	5.3
1290 High Yield Bond Fund	5.2
iShares Core S&P U.S. Growth ETF	4.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,046.50	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	3.11
Class K
Actual	1,000.00	1,046.80	1.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.40	1.83

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.61% and 0.36%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (28.4%)
iShares Core S&P Total U.S. Stock Market ETF	15,670	$1,648,954
iShares Core S&P U.S. Growth ETF (x)	8,590	894,219
iShares MSCI Global Min Vol Factor ETF	13,340	1,338,669
SPDR Portfolio Developed World ex-US ETF (x)	30,390	1,033,564
Vanguard FTSE Emerging Markets ETF	9,550	392,505

Total Equity		5,307,911

Fixed Income (7.1%)
iShares Broad USD High Yield Corporate Bond ETF	20,280	737,178
SPDR Bloomberg 1-3 Month T-Bill ETF	6,230	569,360

Total Fixed Income		1,306,538

Total Exchange Traded Funds (35.5%) (Cost $6,278,067)		6,614,449

INVESTMENT COMPANIES:
Investment Companies (62.3%)
Equity (38.1%)
1290 Essex Small Cap Growth Fund*‡	111,164	1,210,576
1290 GAMCO Small/Mid Cap Value Fund‡	94,254	1,563,676
1290 SmartBeta Equity Fund‡	237,168	3,939,368
AB Small Cap Growth Portfolio*‡	6,418	398,931

Total Equity		7,112,551

Fixed Income (24.2%)
1290 Diversified Bond Fund‡	390,374	3,493,850
1290 High Yield Bond Fund ‡	120,111	1,006,532

Total Fixed Income		4,500,382

Total Investment Companies (62.3%) (Cost $11,630,171)		11,612,933

SHORT-TERM INVESTMENTS:
Investment Companies (7.0%)
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,039,597	1,039,597
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	257,604	257,810

Total Investment Companies		1,297,407

Total Short-Term Investments (7.0%) (Cost $1,297,311)		1,297,407

Total Investments in Securities (104.8%) (Cost $19,205,549)		19,524,789
Other Assets Less Liabilities (-4.8%)		(899,753)

Net Assets (100%)		$18,625,036

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $1,015,931. This was collateralized by cash of $1,039,597 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	111,164	46,771	1,255,751	(152,750)	269	60,535	1,210,576	—	—
1290 GAMCO Small/Mid Cap Value Fund	94,254	788,005	901,933	(315,146)	3,841	185,043	1,563,676	13,365	44,284
1290 SmartBeta Equity Fund	237,168	2,084,404	1,995,232	(560,963)	1,479	419,216	3,939,368	56,379	—
AB Small Cap Growth Portfolio*	6,418	725,953	298,427	(721,323)	(112,873)	208,747	398,931	—	—
Fixed Income
1290 Diversified Bond Fund	390,374	2,633,932	2,132,160	(1,286,954)	(6,570)	21,282	3,493,850	112,034	—
1290 High Yield Bond Fund	120,111	491,181	610,969	(138,819)	(173)	43,374	1,006,532	46,586	—

Total		6,770,246	7,194,472	(3,175,955)	(114,027)	938,197	11,612,933	228,364	44,284

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,614,449	$—	$—	$6,614,449
Investment Companies
Investment Companies	11,612,933	—	—	11,612,933
Short-Term Investments
Investment Companies	1,297,407	—	—	1,297,407

Total Assets	$19,524,789	$—	$—	$19,524,789

Total Liabilities	$—	$—	$—	$—

Total	$19,524,789	$—	$—	$19,524,789

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$15,352,223
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,208,943

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$671,351
Aggregate gross unrealized depreciation	(389,390)

Net unrealized appreciation	$281,961

Federal income tax cost of investments in securities and derivative instruments, if applicable	$19,242,828

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $11,630,171)	$11,612,933
Unaffiliated Issuers (Cost $7,575,378)	7,911,856
Cash	85,532
Receivable for Portfolio shares sold	70,778
Receivable for securities sold	19,207
Receivable from investment manager	8,076
Dividends, interest and other receivables	1,093
Securities lending income receivable	389
Other assets	108

Total assets	19,709,972

LIABILITIES
Payable for return of collateral on securities loaned	1,039,597
Distribution fees payable – Class IB	1,844
Payable for Portfolio shares repurchased	172
Trustees’ fees payable	3
Accrued expenses	43,320

Total liabilities	1,084,936

Commitments and contingent liabilities^
NET ASSETS	$18,625,036

Net assets were comprised of:
Paid in capital	$18,625,522
Total distributable earnings (loss)	(486)

Net assets	$18,625,036

Class IB
Net asset value, offering and redemption price per share, $8,799,808 / 921,717 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.55

Class K
Net asset value, offering and redemption price per share, $9,825,228 / 1,029,009 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.55

(x)	Includes value of securities on loan of $1,015,931.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($228,364 of dividend income received from affiliates)	$391,898
Interest	5,982
Securities lending (net)	3,768

Total income	401,648

EXPENSES
Professional fees	43,101
Custodian fees	35,900
Administrative fees	32,508
Investment management fees	20,915
Printing and mailing expenses	12,797
Distribution fees – Class IB	11,913
Offering costs	8,330
Administration Out of Pocket	2,700
Trustees’ fees	446
Miscellaneous	568

Gross expenses	169,178
Less: Waiver from investment manager	(53,423)
Reimbursement from investment manager	(54,505)

Net expenses	61,250

NET INVESTMENT INCOME (LOSS)	340,398

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($(114,027) realized gain (loss) from affiliates)	(162,097)
Net distributions of realized gain received from underlying funds ( All realized gains received from affiliates)	44,284

Net realized gain (loss)	(117,813)

Net change in unrealized appreciation (depreciation) on investments in securities ($938,197 of change in unrealized appreciation (depreciation) from affiliates)	1,473,689

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,355,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,696,274

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	February 15, 2022* to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$340,398	$167,618
Net realized gain (loss)	(117,813)	(199,635)
Net change in unrealized appreciation (depreciation)	1,473,689	(1,154,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,696,274	(1,186,466)

Distributions to shareholders:
Class IB	(154,071)	(19,595)
Class K	(195,455)	(160,895)

Total distributions to shareholders	(349,526)	(180,490)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 993,416 and 141,047 shares, respectively ]	9,034,582	1,278,973
Capital shares issued in reinvestment of dividends [ 16,261 and 2,238 shares ]	154,071	19,595
Capital shares repurchased [ (227,644) and (3,601) shares ]	(2,066,773)	(31,554)

Total Class IB transactions	7,121,880	1,267,014

Class K
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 20,627 and 18,382 shares ]	195,455	160,895

Total Class K transactions	195,455	10,060,895

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,317,335	11,327,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,664,083	9,960,953
NET ASSETS:
Beginning of period	9,960,953	—

End of period	$18,625,036	$9,960,953

* Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31, 2023		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.19
Net realized and unrealized gain (loss)	0.80		(1.37)

Total from investment operations	1.04		(1.18)

Less distributions:
Dividends from net investment income	(0.17)		(0.14)

Net asset value, end of period	$9.55		$8.68

Total return (b)	12.01%		(11.78)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,800		$1,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61	%(j)	0.59	%(j)
Before waivers and reimbursements (a)(f)	1.41%		2.62%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.60%		2.47	%(l)
Before waivers and reimbursements (a)(f)(x)	1.80%		0.43	%(l)
Portfolio turnover rate^	60%		50	%(z)

Class K	Year Ended December 31, 2023		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.68		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.16
Net realized and unrealized gain (loss)	0.85		(1.32)

Total from investment operations	1.06		(1.16)

Less distributions:
Dividends from net investment income	(0.19)		(0.16)

Net asset value, end of period	$9.55		$8.68

Total return (b)	12.27%		(11.59)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,825		$8,749
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35	%(j)	0.34	%(j)
Before waivers and reimbursements (a)(f)	1.11%		2.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	2.36%		1.96	%(l)
Before waivers and reimbursements (a)(f)(x)	1.60%		0.20	%(l)
Portfolio turnover rate^	60%		50	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQUITABLE GROWTH MF/ETF PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	Since Incept.
Portfolio – Class IB Shares*	14.23%	0.31%
Portfolio – Class K Shares*	14.49	0.55
Equitable Growth MF/ETF Index	18.76	1.70
MSCI ACWI (Net) Index	22.20	2.53
Bloomberg U.S. Aggregate Bond Index	5.53	(2.27)

* Date of inception 2/15/22. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 14.23% for the period ended December 31, 2023. This compares to the following benchmarks over the same period: the Equitable Growth MF/ETF Index, MSCI ACWI (Net) Index and Bloomberg U.S. Aggregate Bond Index, which returned 18.76%, 22.20% and 5.53%, respectively.

Portfolio Highlights

The Equitable Growth MF/ETF Portfolio invests its assets in actively managed mutual funds and passively managed exchange-traded funds (ETFs) across global equity and bond markets. The Portfolio’s return depends upon factors including how well the asset classes they represent perform, how the underlying funds performed on an absolute basis, and how the actively managed funds performed relative to their individual market benchmarks. In line with its conservative growth objective, the Portfolio saw gains from all its allocations to both stocks and bonds, although several of its actively managed funds underperformed their benchmarks.

What helped performance during the year:

•

The Portfolio’s holdings in equity securities produced around 94% of its total return — in line with generally buoyant stock markets as global economies avoided the recession so many investors had feared. The 1290 SmartBeta Equity Fund was the single largest contributor to returns. 1290 GAMCO Small/Mid Cap Value Fund added value relative to its benchmark.

•

The Portfolio’s holdings in bond markets were only modestly positive, as government bonds suffered from volatility through much of the year, while investors attempted to discern the future path of interest rates. The Portfolio’s strategic allocation to high yield added value over the year.

What hurt performance during the year:

•

The Portfolio’s actively managed positions in 1290 SmartBeta Equity Fund and 1290 Essex Small Cap Growth Fund underperformed their benchmarks. The Portfolio’s strategic allocation to low-volatility equities detracted, with high-beta technology companies driving market performance, especially in the fourth quarter of 2023.

•

On an absolute-return basis, the Portfolio’s allocations to indexed funds in the short-term bond market produced only minimal returns for the year. Exposure to the active mutual fund 1290 Diversified Bond Fund detracted as currency and duration bets made by the manager during the year did not come to fruition.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	80.1%
Fixed Income	10.1
Investment Company	9.8

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
1290 SmartBeta Equity Fund	30.5%
1290 GAMCO Small/Mid Cap Value Fund	10.2
iShares MSCI Global Min Vol Factor ETF	8.8
Invesco Government & Agency Portfolio, Institutional Shares	8.4
iShares Core S&P Total U.S. Stock Market ETF	8.4
1290 Essex Small Cap Growth Fund	7.8
1290 High Yield Bond Fund	5.0
SPDR Portfolio Developed World ex-US ETF	4.7
iShares Core S&P U.S. Growth ETF	4.5
SPDR Bloomberg 1-3 Month T-Bill ETF	2.9

EQUITABLE GROWTH MF/ETF PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,050.60	$3.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	3.04
Class K
Actual	1,000.00	1,051.90	1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.48	1.75

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.60% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (31.7%)
iShares Core S&P Total U.S. Stock Market ETF	16,730	$1,760,498
iShares Core S&P U.S. Growth ETF (x)	9,140	951,474
iShares MSCI Global Min Vol Factor ETF	18,500	1,856,475
SPDR Portfolio Developed World ex-US ETF (x)	28,880	982,209
Vanguard FTSE Emerging Markets ETF	14,310	588,141

Total Equity		6,138,797

Fixed Income (3.1%)
SPDR Bloomberg 1-3 Month T-Bill ETF	6,630	605,915

Total Exchange Traded Funds (34.8%) (Cost $6,396,448)		6,744,712

INVESTMENT COMPANIES:
Investment Companies (63.3%)
Equity (55.5%)
1290 Essex Small Cap Growth Fund*‡	150,369	1,637,520
1290 GAMCO Small/Mid Cap Value Fund‡	128,894	2,138,358
1290 SmartBeta Equity Fund‡	386,277	6,416,067
AB Small Cap Growth Portfolio*‡	8,810	547,599

Total Equity		10,739,544

Fixed Income (7.8%)
1290 Diversified Bond Fund‡	51,421	460,215
1290 High Yield Bond Fund ‡	125,635	1,052,824

Total Fixed Income		1,513,039

Total Investment Companies (63.3%) (Cost $11,692,323)		12,252,583

SHORT-TERM INVESTMENTS:
Investment Companies (10.6%)
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,768,580	$1,768,580
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	285,669	285,898

Total Investment Companies		2,054,478

Total Short-Term Investments (10.6%) (Cost $2,054,361)		2,054,478

Total Investments in Securities (108.7%) (Cost $20,143,132)		21,051,773
Other Assets Less Liabilities (-8.7%)		(1,683,521)

Net Assets (100%)		$19,368,252

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $1,730,321. This was collateralized by cash of $1,768,580 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The holdings in affiliated Investment Companies are all Class I shares except for AB Small Cap Growth Portfolio which are Class Z shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 Essex Small Cap Growth Fund*	150,369	65,284	1,624,300	(129,204)	419	76,721	1,637,520	—	—
1290 GAMCO Small/Mid Cap Value Fund	128,894	1,179,399	976,036	(291,679)	4,776	269,826	2,138,358	18,253	60,486
1290 SmartBeta Equity Fund	386,277	3,716,272	2,400,416	(432,378)	16	731,741	6,416,067	91,710	—
AB Small Cap Growth Portfolio*	8,810	1,090,923	337,027	(1,023,984)	(124,987)	268,620	547,599	—	—
Fixed Income
1290 Diversified Bond Fund	51,421	1,644,313	586,051	(1,767,824)	(107,193)	104,868	460,215	36,478	—
1290 High Yield Bond Fund	125,635	282,805	799,595	(74,579)	(9)	45,012	1,052,824	42,302	—

Total		7,978,996	6,723,425	(3,719,648)	(226,978)	1,496,788	12,252,583	188,743	60,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,744,712	$—	$—	$6,744,712
Investment Companies
Investment Companies	12,252,583	—	—	12,252,583
Short-Term Investments
Investment Companies	2,054,478	—	—	2,054,478

Total Assets	$21,051,773	$—	$—	$21,051,773

Total Liabilities	$—	$—	$—	$—

Total	$21,051,773	$—	$—	$21,051,773

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,828,557
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,672,907

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,010,758
Aggregate gross unrealized depreciation	(130,396)

Net unrealized appreciation	$880,362

Federal income tax cost of investments in securities and derivative instruments, if applicable	$20,171,411

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers(Cost $11,692,323)	$12,252,583
Unaffiliated Issuers (Cost $8,450,809)	8,799,190
Cash	98,588
Receivable for Portfolio shares sold	21,926
Receivable from investment manager	8,215
Dividends, interest and other receivables	1,313
Securities lending income receivable	345
Receivable for securities sold	79
Other assets	126

Total assets	21,182,365

LIABILITIES
Payable for return of collateral on securities loaned	1,768,580
Distribution fees payable – Class IB	1,941
Payable for Portfolio shares repurchased	218
Trustees’ fees payable	3
Accrued expenses	43,371

Total liabilities	1,814,113

Commitments and contingent liabilities^
NET ASSETS	$19,368,252

Net assets were comprised of:
Paid in capital	$18,817,175
Total distributable earnings (loss)	551,077

Net assets	$19,368,252

Class IB
Net asset value, offering and redemption price per share, $9,368,196 / 955,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.81

Class K
Net asset value, offering and redemption price per share, $10,000,056 / 1,019,683 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.81

(x)	Includes value of securities on loan of $1,730,321.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($188,743 of dividend income received from affiliates)	$343,231
Interest	5,400
Securities lending (net)	2,672

Total income	351,303

EXPENSES
Professional fees	43,161
Custodian fees	36,600
Administrative fees	32,510
Investment management fees	22,932
Distribution fees – Class IB	15,045
Printing and mailing expenses	12,948
Offering costs	8,179
Trustees’ fees	492
Miscellaneous	3,272

Gross expenses	175,139
Less: Waiver from investment manager	(55,442)
Reimbursement from investment manager	(52,538)

Net expenses	67,159

NET INVESTMENT INCOME (LOSS)	284,144

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($(226,978) realized gain (loss) from affiliates)	(239,363)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	60,486

Net realized gain (loss)	(178,877)

Net change in unrealized appreciation (depreciation) on investments in securities ($1,496,788 of change in unrealized appreciation (depreciation) from affiliates)	2,038,760

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,859,883

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,144,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	February 15, 2022* to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$284,144	$129,718
Net realized gain (loss)	(178,877)	(176,922)
Net change in unrealized appreciation (depreciation)	2,038,760	(1,130,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,144,027	(1,177,323)

Distributions to shareholders:
Class IB	(129,306)	(27,496)
Class K	(161,202)	(114,869)

Total distributions to shareholders	(290,508)	(142,365)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 727,192 and 289,678 shares, respectively ]	6,658,177	2,564,020
Capital shares issued in reinvestment of dividends [ 13,310 and 3,133 shares ]	129,306	27,496
Capital shares repurchased [ (75,060) and (2,930) shares ]	(694,719)	(25,930)

Total Class IB transactions	6,092,764	2,565,586

Class K
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 16,593 and 13,090 shares ]	161,202	114,869

Total Class K transactions	161,202	10,014,869

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,253,966	12,580,455

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,107,485	11,260,767
NET ASSETS:
Beginning of period	11,260,767	—

End of period	$19,368,252	$11,260,767

* Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQUITABLE GROWTH MF/ETF PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31, 2023		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.17
Net realized and unrealized gain (loss)	1.06		(1.36)

Total from investment operations	1.24		(1.19)

Less distributions:
Dividends from net investment income	(0.14)		(0.10)

Net asset value, end of period	$9.81		$8.71

Total return (b)	14.23%		(11.95)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,368		$2,525
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.57	%(j)
Before waivers and reimbursements (a)(f)	1.32%		2.43%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.95%		2.23	%(l)
Before waivers and reimbursements (a)(f)(x)	1.23%		0.36	%(l)
Portfolio turnover rate^	58%		47	%(z)

Class K	Year Ended December 31, 2023		February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.71		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.17		0.11
Net realized and unrealized gain (loss)	1.09		(1.28)

Total from investment operations	1.26		(1.17)

Less distributions:
Dividends from net investment income	(0.16)		(0.12)

Net asset value, end of period	$9.81		$8.71

Total return (b)	14.49%		(11.75)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,000		$8,736
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.31	%(j)
Before waivers and reimbursements (a)(f)	1.03%		1.98%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.80%		1.40	%(l)
Before waivers and reimbursements (a)(f)(x)	1.10%		(0.27	)%(l)
Portfolio turnover rate^	58%		47	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.15% for Class IB and 0.90% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	9.96%	4.94%	3.76%
Portfolio – Class K Shares	10.23	5.20	4.02
S&P Target Date 2015 Index	11.38	6.10	4.94

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 9.96% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P Target Date 2015 Index, which returned 11.38% over the same period.

Portfolio Highlights

The Portfolio allocates its assets between global equities and bonds. Its total return for any period is, therefore, based on the weighting and performance of each underlying holding. In the year ended December 31, 2023, the Portfolio’s substantial allocation to fixed-income securities generated roughly 38% of its total return, while the relatively modest allocation to equities generated 62% of its total return. The combination of holdings produced gains generally attributable to the durability of the global economic expansion last year — mixed with ongoing uncertainty around the likelihood of a recession and expectations for falling interest rates.

What helped performance during the year:

•

On an absolute-return basis, the Portfolio’s single biggest return contributor was its allocation to EQ/Equity 500 Index Portfolio. The Portfolio also saw gains from EQ/International Equity Index Portfolio, EQ/Janus Enterprise Portfolio and Multimanager Aggressive Equity Portfolio.

•	A trio of actively managed bond funds were also strongly additive to returns: 1290 VT High Yield Bond Portfolio, EQ/Core Plus Bond Portfolio and 1290 Diversified Bond Fund all boosted returns.

What hurt performance during the year:

•	Among bond holdings, moderate allocations to EQ/Core Bond Index Portfolio, EQ/PIMCO Ultra Short Bond Portfolio and EQ/Quality Bond PLUS Portfolio produced only small gains.

•

Among equity holdings, the Portfolio realized minimal absolute gains from its allocations to EQ/American Century Mid Cap Value Portfolio, EQ/Small Company Index Portfolio and EQ/Value Equity Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Fixed Income	70.1%
Equity	29.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
1290 Diversified Bond Fund	14.6%
EQ/Core Plus Bond Portfolio	13.8
EQ/Equity 500 Index Portfolio	12.5
1290 VT High Yield Bond Portfolio	10.1
EQ/Core Bond Index Portfolio	8.4
EQ/PIMCO Ultra Short Bond Portfolio	8.2
EQ/Quality Bond PLUS Portfolio	7.7
EQ/Long-Term Bond Portfolio	7.4
EQ/International Equity Index Portfolio	3.7
EQ/Janus Enterprise Portfolio	2.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,043.20	$2.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.43	2.80
Class K
Actual	1,000.00	1,044.20	1.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.71	1.51

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (30.0%)
EQ/American Century Mid Cap Value Portfolio‡	18,583	$400,698
EQ/Emerging Markets Equity PLUS Portfolio‡	76,076	668,360
EQ/Equity 500 Index Portfolio‡	49,084	3,445,910
EQ/International Equity Index Portfolio‡	93,800	1,006,825
EQ/Janus Enterprise Portfolio‡	37,390	792,106
EQ/MFS International Growth Portfolio‡	84,120	612,723
EQ/Small Company Index Portfolio‡	39,429	436,213
EQ/Value Equity Portfolio‡	16,930	371,392
Multimanager Aggressive Equity Portfolio‡	7,453	500,852

Total Equity		8,235,079

Fixed Income (70.3%)
1290 Diversified Bond Fund‡	450,051	4,027,954
1290 VT High Yield Bond Portfolio‡	319,002	2,783,143
EQ/Core Bond Index Portfolio‡	251,225	2,312,800
EQ/Core Plus Bond Portfolio‡	1,080,756	3,798,887
EQ/Long-Term Bond Portfolio‡	283,637	2,026,734
EQ/PIMCO Ultra Short Bond Portfolio‡	230,898	2,246,615
EQ/Quality Bond PLUS Portfolio‡	274,990	2,122,549

Total Fixed Income		19,318,682

Total Investments in Securities (100.3%) (Cost $6,942,001)		27,553,761
Other Assets Less Liabilities (-0.3%)		(83,777)

Net Assets (100%)		$27,469,984

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	18,583	710,952	48,167	(367,736)	147,726	(138,411)	400,698	7,103	15,418
EQ/Emerging Markets Equity PLUS Portfolio	76,076	840,892	40,395	(273,396)	(7,914)	68,383	668,360	17,081	—
EQ/Equity 500 Index Portfolio	49,084	3,863,304	206,139	(1,411,699)	898,926	(110,760)	3,445,910	42,604	28,312
EQ/International Equity Index Portfolio	93,800	1,589,603	78,669	(866,132)	45,892	158,793	1,006,825	29,707	—
EQ/Janus Enterprise Portfolio	37,390	1,300,818	83,953	(726,415)	77,633	56,117	792,106	2,042	51,605
EQ/MFS International Growth Portfolio	84,120	873,106	60,097	(397,076)	26,499	50,097	612,723	8,978	23,142
EQ/Small Company Index Portfolio	39,429	501,544	36,625	(154,718)	37,134	15,628	436,213	4,308	13,665
EQ/Value Equity Portfolio	16,930	537,295	24,179	(259,717)	(5,377)	75,012	371,392	4,874	654
Multimanager Aggressive Equity Portfolio	7,453	505,200	31,707	(194,717)	66,715	91,947	500,852	2,781	10,276
Fixed Income
1290 Diversified Bond Fund	450,051	3,605,699	427,090	—	—	(4,835)	4,027,954	137,088	—
1290 VT High Yield Bond Portfolio	319,002	2,948,865	355,594	(696,227)	(46,449)	221,360	2,783,143	166,662	—
EQ/Core Bond Index Portfolio	251,225	2,748,812	622,573	(1,121,701)	(5,943)	69,059	2,312,800	54,850	—
EQ/Core Plus Bond Portfolio	1,080,756	4,276,508	448,628	(986,321)	(98,704)	158,776	3,798,887	114,725	—
EQ/Long-Term Bond Portfolio	283,637	2,369,459	131,065	(541,510)	(146,828)	214,548	2,026,734	65,784	—
EQ/PIMCO Ultra Short Bond Portfolio	230,898	1,958,274	666,584	(406,133)	533	27,357	2,246,615	92,623	—
EQ/Quality Bond PLUS Portfolio	274,990	2,786,526	386,070	(1,102,358)	(75,084)	127,395	2,122,549	50,679	—

Total		31,416,857	3,647,535	(9,505,856)	914,759	1,080,466	27,553,761	801,889	143,072

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$4,027,954	$23,525,807	$—	$27,553,761

Total Assets	$4,027,954	$23,525,807	$—	$27,553,761

Total Liabilities	$—	$—	$—	$—

Total	$4,027,954	$23,525,807	$—	$27,553,761

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,647,535
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$9,505,856

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,129,779
Aggregate gross unrealized depreciation	(3,568,884)

Net unrealized appreciation	$560,895

Federal income tax cost of investments in securities and derivative instruments, if applicable	$26,992,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $26,942,001)	$27,553,761
Cash	49,953
Receivable from Adviser	19,755
Receivable for Portfolio shares sold	3,788
Other assets	124

Total assets	27,627,381

LIABILITIES
Payable for Portfolio shares repurchased	80,907
Payable for securities purchased	19,761
Distribution fees payable – Class IB	3,490
Administrative fees payable	2,870
Accrued expenses	50,369

Total liabilities	157,397

Commitments and contingent liabilities^
NET ASSETS	$27,469,984

Net assets were comprised of:
Paid in capital	$26,698,413
Total distributable earnings (loss)	771,571

Net assets	$27,469,984

Class IB
Net asset value, offering and redemption price per share, $16,405,521 / 2,413,039 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.80

Class K
Net asset value, offering and redemption price per share, $11,064,463 / 1,628,615 shares outstanding (unlimited amount authorized: $0.01 par value)	$6.79

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$801,889
Interest	1,289

Total income	803,178

EXPENSES
Custodian fees	96,400
Professional fees	51,474
Distribution fees – Class IB	43,626
Administrative fees	37,895
Investment management fees	29,637
Printing and mailing expenses	14,233
Trustees’ fees	1,100
Miscellaneous	3,454

Gross expenses	277,819
Less: Waiver from investment manager	(67,532)
Reimbursement from investment manager	(78,805)

Net expenses	131,482

NET INVESTMENT INCOME (LOSS)	671,696

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	914,759
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	143,072

Net realized gain (loss)	1,057,831

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	1,080,466

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,138,297

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,809,993

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$671,696	$606,709
Net realized gain (loss)	1,057,831	1,411,345
Net change in unrealized appreciation (depreciation)	1,080,466	(7,877,716)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,809,993	(5,859,662)

Distributions to shareholders:
Class IB	(1,191,532)	(1,546,189)
Class K	(808,366)	(1,312,643)

Total distributions to shareholders	(1,999,898)	(2,858,832)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 216,579 and 190,471 shares, respectively ]	1,476,648	1,452,986
Capital shares issued in reinvestment of dividends and distributions [ 177,778 and 228,946 shares, respectively ]	1,191,532	1,546,189
Capital shares repurchased [ (609,654) and (498,181) shares , respectively]	(4,178,395)	(3,722,809)

Total Class IB transactions	(1,510,215)	(723,634)

Class K
Capital shares sold [ 132 and 3,230 shares, respectively ]	919	21,524
Capital shares issued in reinvestment of dividends and distributions [ 120,571 and 194,308 shares, respectively ]	808,366	1,312,643
Capital shares repurchased [ (575,978) and (423,813) shares , respectively]	(3,997,587)	(3,056,884)

Total Class K transactions	(3,188,302)	(1,722,717)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,698,517)	(2,446,351)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,888,422)	(11,164,845)
NET ASSETS:
Beginning of year	31,358,406	42,523,251

End of year	$27,469,984	$31,358,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$6.66		$8.48		$8.95		$8.70		$8.03

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.15		0.12		0.09		0.10		0.15
Net realized and unrealized gain (loss)	0.50		(1.33)		0.46		0.78		1.05

Total from investment operations	0.65		(1.21)		0.55		0.88		1.20

Less distributions:
Dividends from net investment income	(0.17)		(0.14)		(0.16)		(0.17)		(0.15)
Distributions from net realized gains	(0.34)		(0.47)		(0.86)		(0.46)		(0.38)

Total dividends and distributions	(0.51)		(0.61)		(1.02)		(0.63)		(0.53)

Net asset value, end of year	$6.80		$6.66		$8.48		$8.95		$8.70

Total return	9.96%		(14.13)%		6.27%		10.26%		15.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,406		$17,497		$22,951		$27,176		$25,780
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.55	%(j)	0.55	%(j)	0.57	%(k)(o)	0.55	%(j)	0.56	%(j)
Before waivers and reimbursements (f)	1.04%		0.85%		0.77%		0.81%		0.81%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.21%		1.64%		0.95%		1.20%		1.72%
Before waivers and reimbursements (f)(x)	1.71%		1.34%		0.75%		0.94%		1.47%
Portfolio turnover rate^	12%		14%		33%		30%		17%

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$6.65		$8.47		$8.94		$8.69		$8.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.13		0.12		0.12		0.15
Net realized and unrealized gain (loss)	0.51		(1.32)		0.45		0.78		1.07

Total from investment operations	0.67		(1.19)		0.57		0.90		1.22

Less distributions:
Dividends from net investment income	(0.19)		(0.16)		(0.18)		(0.19)		(0.17)
Distributions from net realized gains	(0.34)		(0.47)		(0.86)		(0.46)		(0.38)

Total dividends and distributions	(0.53)		(0.63)		(1.04)		(0.65)		(0.55)

Net asset value, end of year	$6.79		$6.65		$8.47		$8.94		$8.69

Total return	10.23%		(13.93)%		6.54%		10.52%		15.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,064		$13,861		$19,573		$20,161		$21,532
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.30	%(j)	0.30	%(j)	0.32	%(k)(o)	0.30	%(j)	0.31	%(j)
Before waivers and reimbursements (f)	0.79%		0.60%		0.52%		0.56%		0.56%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	2.35%		1.76%		1.30%		1.40%		1.68%
Before waivers and reimbursements (f)(x)	1.86%		1.46%		1.09%		1.14%		1.43%
Portfolio turnover rate^	12%		14%		33%		30%		17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K respectively.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	13.58%	7.42%	5.42%
Portfolio – Class K Shares	13.97	7.67	5.68
S&P Target Date 2025 Index	12.99	7.42	5.85

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 13.58% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P Target Date 2025 Index, which returned 12.99% over the same period.

Portfolio Highlights

The Portfolio allocates its assets between global equities and bonds. Its total return for any period is, therefore, based on the weighting and performance of each underlying holding. In the year ended December 31, 2023, the Portfolio’s moderately conservative allocation to fixed-income securities generated roughly 18% of its total return, while the allocation to equities generated 82% of its total return. The combination of holdings produced gains generally attributable to the durability of the global economic expansion last year — mixed with ongoing uncertainty around the likelihood of a recession and expectations for falling interest rates.

What helped performance during the year:

•

On an absolute-return basis, the Portfolio’s single biggest holding and most significant return contributor was its allocation to EQ/Equity 500 Index Portfolio. The Target 2025 Allocation Portfolio also saw positive contributions from indexed holdings in EQ/International Equity Index Portfolio and EQ/Small Company Index Portfolio.

•

The Portfolio’s three top bond positions generated positive total returns: 1290 VT High Yield Bond Portfolio, EQ/Core Plus Bond Portfolio and 1290 Diversified Bond Fund all boosted returns by a modest amount.

What hurt performance during the year:

•	Among bond holdings, modest allocations to EQ/Core Bond Index Portfolio, EQ/Quality Bond PLUS Portfolio and EQ/PIMCO Ultra Short Bond Portfolio each produced only minimal gains.

•	Among equity holdings, the Portfolio realized minimal absolute gains from its smallest allocation to EQ/American Century Mid Cap Value Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	57.1%
Fixed Income	42.9

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/Equity 500 Index Portfolio	25.1%
EQ/International Equity Index Portfolio	8.6
EQ/Core Plus Bond Portfolio	8.4
1290 Diversified Bond Fund	7.3
1290 VT High Yield Bond Portfolio	7.0
EQ/Core Bond Index Portfolio	5.6
EQ/Small Company Index Portfolio	5.5
EQ/Long-Term Bond Portfolio	5.2
EQ/MFS International Growth Portfolio	5.0
EQ/Quality Bond PLUS Portfolio	4.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,049.60	$2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.92
Class K
Actual	1,000.00	1,051.10	1.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.58	1.65

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.57% and 0.32%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (57.2%)
EQ/American Century Mid Cap Value Portfolio‡	156,719	$3,379,319
EQ/Emerging Markets Equity PLUS Portfolio‡	642,334	5,643,163
EQ/Equity 500 Index Portfolio‡	524,700	36,836,014
EQ/International Equity Index Portfolio‡	1,180,148	12,667,437
EQ/Janus Enterprise Portfolio‡	235,271	4,984,190
EQ/MFS International Growth Portfolio‡	1,001,989	7,298,440
EQ/Small Company Index Portfolio‡	732,672	8,105,699
EQ/Value Equity Portfolio‡	126,966	2,785,209
Multimanager Aggressive Equity Portfolio‡	34,577	2,323,631

Total Equity		84,023,102

Fixed Income (42.9%)
1290 Diversified Bond Fund‡	1,196,981	10,712,982
1290 VT High Yield Bond Portfolio‡	1,171,407	10,219,992
EQ/Core Bond Index Portfolio‡	889,338	8,187,322
EQ/Core Plus Bond Portfolio‡	3,507,294	12,328,234
EQ/Long-Term Bond Portfolio‡	1,072,911	7,666,511
EQ/PIMCO Ultra Short Bond Portfolio‡	691,154	6,724,850
EQ/Quality Bond PLUS Portfolio‡	934,173	7,210,548

Total Fixed Income		63,050,439

Total Investments in Securities (100.1%) (Cost $120,783,786)		147,073,541
Other Assets Less Liabilities (-0.1%)		(137,163)

Net Assets (100%)		$146,936,378

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	156,719	4,696,035	312,572	(1,639,633)	149,551	(139,206)	3,379,319	59,310	130,563
EQ/Emerging Markets Equity PLUS Portfolio	642,334	5,609,588	323,324	(712,193)	5,100	417,344	5,643,163	144,855	—
EQ/Equity 500 Index Portfolio	524,700	32,871,755	1,871,478	(5,235,720)	2,169,981	5,158,520	36,836,014	449,343	295,539
EQ/International Equity Index Portfolio	1,180,148	14,117,264	780,674	(4,226,947)	117,498	1,878,948	12,667,437	367,961	—
EQ/Janus Enterprise Portfolio	235,271	5,545,792	464,261	(1,519,633)	(7,055)	500,825	4,984,190	12,667	328,895
EQ/MFS International Growth Portfolio	1,001,989	7,327,547	606,386	(1,284,754)	1,870	647,391	7,298,440	104,800	267,342
EQ/Small Company Index Portfolio	732,672	8,358,131	631,183	(1,797,314)	(2,791)	916,490	8,105,699	90,970	250,198
EQ/Value Equity Portfolio	126,966	2,745,342	140,970	(550,609)	(2,419)	451,925	2,785,209	35,902	4,678
Multimanager Aggressive Equity Portfolio	34,577	2,145,678	149,057	(676,097)	70,297	634,696	2,323,631	12,749	47,072
Fixed Income
1290 Diversified Bond Fund	1,196,981	8,518,483	2,170,475	—	—	24,024	10,712,982	340,475	—
1290 VT High Yield Bond Portfolio	1,171,407	9,168,261	1,696,581	(1,201,826)	513	556,463	10,219,992	610,412	—
EQ/Core Bond Index Portfolio	889,338	7,620,044	1,807,251	(1,424,387)	(392)	184,806	8,187,322	190,309	—
EQ/Core Plus Bond Portfolio	3,507,294	11,307,024	2,204,873	(1,424,386)	(5,254)	245,977	12,328,234	312,932	—
EQ/Long-Term Bond Portfolio	1,072,911	7,953,890	502,851	(1,023,778)	(191,269)	424,817	7,666,511	246,300	—
EQ/PIMCO Ultra Short Bond Portfolio	691,154	5,779,939	1,486,904	(623,169)	840	80,336	6,724,850	275,742	—
EQ/Quality Bond PLUS Portfolio	934,173	7,469,039	1,020,429	(1,424,387)	(34,169)	179,636	7,210,548	168,487	—

Total		141,233,812	16,169,269	(24,764,833)	2,272,301	12,162,992	147,073,541	3,423,214	1,324,287

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$10,712,982	$136,360,559	$—	$147,073,541

Total Assets	$10,712,982	$136,360,559	$—	$147,073,541

Total Liabilities	$—	$—	$—	$—

Total	$10,712,982	$136,360,559	$—	$147,073,541

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,169,269
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$24,764,833

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,291,045
Aggregate gross unrealized depreciation	(10,194,114)

Net unrealized appreciation	$26,096,931

Federal income tax cost of investments in securities and derivative instruments, if applicable	$120,976,610

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $120,783,786)	$147,073,541
Receivable for securities sold	169,775
Receivable for Portfolio shares sold	20,151
Receivable from Adviser	13,515
Other assets	663

Total assets	147,277,645

LIABILITIES
Payable for Portfolio shares repurchased	145,043
Overdraft payable	93,775
Distribution fees payable – Class IB	24,987
Administrative fees payable	15,972
Investment management fees payable	9,086
Accrued expenses	52,404

Total liabilities	341,267

Commitments and contingent liabilities^
NET ASSETS	$146,936,378

Net assets were comprised of:
Paid in capital	$119,469,050
Total distributable earnings (loss)	27,467,328

Net assets	$146,936,378

Class IB
Net asset value, offering and redemption price per share, $119,532,758 / 11,537,617 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.36

Class K
Net asset value, offering and redemption price per share, $27,403,620 / 2,645,323 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.36

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,423,214
Interest	3,312

Total income	3,426,526

EXPENSES
Distribution fees – Class IB	290,623
Administrative fees	184,106
Investment management fees	143,981
Custodian fees	98,600
Professional fees	59,820
Printing and mailing expenses	31,957
Trustees’ fees	5,162
Miscellaneous	5,109

Gross expenses	819,358
Less: Waiver from investment manager	(63,508)

Net expenses	755,850

NET INVESTMENT INCOME (LOSS)	2,670,676

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	2,272,301
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	1,324,287

Net realized gain (loss)	3,596,588

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	12,162,992

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,759,580

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,430,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,670,676	$2,263,038
Net realized gain (loss)	3,596,588	7,991,761
Net change in unrealized appreciation (depreciation)	12,162,992	(37,142,316)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	18,430,256	(26,887,517)

Distributions to shareholders:
Class IB	(6,100,086)	(10,549,677)
Class K	(1,457,037)	(2,794,625)

Total distributions to shareholders	(7,557,123)	(13,344,302)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,045,795 and 1,192,206 shares, respectively ]	10,593,404	13,032,158
Capital shares issued in reinvestment of dividends and distributions [ 606,264 and 1,082,461 shares, respectively ]	6,100,086	10,549,677
Capital shares repurchased [ (1,796,289) and (1,674,326) shares , respectively]	(18,167,244)	(18,321,131)

Total Class IB transactions	(1,473,754)	5,260,704

Class K
Capital shares issued in reinvestment of dividends and distributions [ 144,591 and 286,604 shares, respectively ]	1,457,037	2,794,625
Capital shares repurchased [ (488,721) and (746,168) shares ]	(4,985,858)	(8,335,575)

Total Class K transactions	(3,528,821)	(5,540,950)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,002,575)	(280,246)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,870,558	(40,512,065)
NET ASSETS:
Beginning of year	141,065,820	181,577,885

End of year	$146,936,378	$141,065,820

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$9.62		$12.50		$12.28		$11.56		$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.18		0.16		0.13		0.14		0.19
Net realized and unrealized gain (loss)	1.10		(2.07)		1.18		1.25		1.78

Total from investment operations	1.28		(1.91)		1.31		1.39		1.97

Less distributions:
Dividends from net investment income	(0.20)		(0.17)		(0.24)		(0.21)		(0.19)
Distributions from net realized gains	(0.34)		(0.80)		(0.85)		(0.46)		(0.43)

Total dividends and distributions	(0.54)		(0.97)		(1.09)		(0.67)		(0.62)

Net asset value, end of year	$10.36		$9.62		$12.50		$12.28		$11.56

Total return	13.58%		(15.23)%		10.80%		12.20%		19.47%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$119,533		$112,328		$138,483		$138,209		$123,872
Ratio of expenses to average net assets:
After waivers (f)	0.57	%(j)	0.57	%(j)	0.56	%(k)	0.56	%(j)	0.57	%(j)
Before waivers (f)	0.62%		0.58%		0.56%		0.58%		0.59%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.82%		1.46%		1.00%		1.24%		1.66%
Before waivers (f)(x)	1.78%		1.46%		1.00%		1.21%		1.65%
Portfolio turnover rate^	11%		15%		30%		26%		16%

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$9.61		$12.49		$12.28		$11.55		$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.17		0.15		0.15		0.19
Net realized and unrealized gain (loss)	1.12		(2.05)		1.19		1.28		1.80

Total from investment operations	1.32		(1.88)		1.34		1.43		1.99

Less distributions:
Dividends from net investment income	(0.23)		(0.20)		(0.28)		(0.24)		(0.22)
Distributions from net realized gains	(0.34)		(0.80)		(0.85)		(0.46)		(0.43)

Total dividends and distributions	(0.57)		(1.00)		(1.13)		(0.70)		(0.65)

Net asset value, end of year	$10.36		$9.61		$12.49		$12.28		$11.55

Total return	13.97%		(15.03)%		10.98%		12.55%		19.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,404		$28,738		$43,095		$48,117		$51,085
Ratio of expenses to average net assets:
After waivers (f)	0.32	%(j)	0.32	%(j)	0.31	%(k)	0.31	%(j)	0.32	%(j)
Before waivers (f)	0.37%		0.33%		0.31%		0.33%		0.34%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.98%		1.57%		1.15%		1.35%		1.73%
Before waivers (f)(x)	1.94%		1.56%		1.15%		1.32%		1.71%
Portfolio turnover rate^	11%		15%		30%		26%		16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	16.56%	9.12%	6.47%
Portfolio – Class K Shares	16.83	9.38	6.73
S&P Target Date 2035 Index	16.63	9.44	7.04

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 16.56% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P Target Date 2035 Index, which returned 16.63% over the same period.

Portfolio Highlights

The Portfolio allocates its assets between global equities and bonds. Its total return for any period is, therefore, based on the weighting and performance of each underlying holding. In the year ended December 31, 2023, in line with the Portfolio’s balanced allocation, its fixed-income securities generated roughly 9% of its total return, while the allocation to equities generated almost 91% of its total return. The combination of holdings produced gains generally attributable to the durability of the global economic expansion last year — mixed with ongoing uncertainty around the likelihood of a recession and expectations for falling interest rates.

What helped performance during the year:

•

On an absolute-return basis, the Portfolio’s single biggest holding and most significant return contributor was its allocation to EQ/Equity 500 Index Portfolio. The Target 2035 Allocation Portfolio also saw positive contributions from indexed holdings in EQ/International Equity Index Portfolio and EQ/Small Company Index Portfolio.

•

The Portfolio’s three top bond positions generated positive total returns: 1290 VT High Yield Bond Portfolio, EQ/Core Plus Bond Portfolio and EQ/Long-Term Bond Portfolio all boosted returns by a more modest amount.

What hurt performance during the year:

•

Among bond holdings, modest allocations to 1290 Diversified Bond Fund, EQ/Core Bond Index Portfolio, EQ/Quality Bond PLUS Portfolio and EQ/PIMCO Ultra Short Bond Portfolio each produced only minimal gains.

•	Among equity holdings, the Portfolio realized minimal absolute gains from its smallest allocation to EQ/American Century Mid Cap Value Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	74.7%
Fixed Income	25.3

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/Equity 500 Index Portfolio	35.5%
EQ/International Equity Index Portfolio	11.1
EQ/Small Company Index Portfolio	9.0
EQ/MFS International Growth Portfolio	6.4
EQ/Core Plus Bond Portfolio	4.8
1290 VT High Yield Bond Portfolio	4.7
EQ/Emerging Markets Equity PLUS Portfolio	4.6
1290 Diversified Bond Fund	3.5
EQ/Long-Term Bond Portfolio	3.5
EQ/Core Bond Index Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,056.40	$3.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.15	3.09
Class K
Actual	1,000.00	1,057.20	1.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.41	1.81

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.61% and 0.36%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (74.7%)
EQ/American Century Mid Cap Value Portfolio‡	178,195	$3,842,411
EQ/Emerging Markets Equity PLUS Portfolio‡	1,167,540	10,257,315
EQ/Equity 500 Index Portfolio‡	1,139,002	79,962,490
EQ/International Equity Index Portfolio‡	2,324,015	24,945,449
EQ/Janus Enterprise Portfolio‡	262,596	5,563,053
EQ/MFS International Growth Portfolio‡	1,982,192	14,438,194
EQ/Small Company Index Portfolio‡	1,829,176	20,236,544
EQ/Value Equity Portfolio‡	247,779	5,435,454
Multimanager Aggressive Equity Portfolio‡	50,363	3,384,465

Total Equity		168,065,375

Fixed Income (25.4%)
1290 Diversified Bond Fund‡	874,245	7,824,496
1290 VT High Yield Bond Portfolio‡	1,223,948	10,678,386
EQ/Core Bond Index Portfolio‡	813,498	7,489,130
EQ/Core Plus Bond Portfolio‡	3,053,342	10,732,579
EQ/Long-Term Bond Portfolio‡	1,088,156	7,775,450
EQ/PIMCO Ultra Short Bond Portfolio‡	574,631	5,591,097
EQ/Quality Bond PLUS Portfolio‡	901,412	6,957,672

Total Fixed Income		57,048,810

Total Investments in Securities (100.1%) (Cost $172,966,533)		225,114,185
Other Assets Less Liabilities (-0.1%)		(135,247)

Net Assets (100%)		$224,978,938

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	178,195	3,667,941	489,936	(336,709)	89	21,154	3,842,411	68,224	139,166
EQ/Emerging Markets Equity PLUS Portfolio	1,167,540	8,980,606	1,068,239	(504,883)	17	713,336	10,257,315	260,966	—
EQ/Equity 500 Index Portfolio	1,139,002	62,867,837	7,205,630	(4,938,934)	178,354	14,649,603	79,962,490	963,876	631,209
EQ/International Equity Index Portfolio	2,324,015	23,038,362	2,571,232	(4,161,230)	(5,438)	3,502,523	24,945,449	714,505	—
EQ/Janus Enterprise Portfolio	262,596	5,352,912	658,374	(916,709)	(9,764)	478,240	5,563,053	14,010	361,818
EQ/MFS International Growth Portfolio	1,982,192	12,714,786	1,807,204	(1,231,592)	70	1,147,726	14,438,194	205,065	512,321
EQ/Small Company Index Portfolio	1,829,176	17,473,248	2,463,480	(1,799,765)	455	2,099,126	20,236,544	232,904	616,031
EQ/Value Equity Portfolio	247,779	4,536,494	481,416	(402,441)	(495)	820,480	5,435,454	69,134	8,645
Multimanager Aggressive Equity Portfolio	50,363	2,339,067	408,441	(201,955)	(88)	839,000	3,384,465	18,274	67,258
Fixed Income
1290 Diversified Bond Fund	874,245	5,586,856	2,159,313	—	—	78,327	7,824,496	234,313	—
1290 VT High Yield Bond Portfolio	1,223,948	8,247,203	2,374,710	(454,394)	56	510,811	10,678,386	633,164	—
EQ/Core Bond Index Portfolio	813,498	5,977,752	1,838,019	(479,639)	(1)	152,999	7,489,130	171,108	—
EQ/Core Plus Bond Portfolio	3,053,342	8,294,641	2,706,672	(454,394)	(17)	185,677	10,732,579	260,127	—
EQ/Long-Term Bond Portfolio	1,088,156	7,069,991	851,936	(378,662)	(24)	232,209	7,775,450	246,482	—
EQ/PIMCO Ultra Short Bond Portfolio	574,631	4,388,582	1,345,998	(201,953)	107	58,363	5,591,097	228,090	—
EQ/Quality Bond PLUS Portfolio	901,412	5,935,664	1,351,143	(454,394)	(70)	125,329	6,957,672	159,597	—

Total		186,471,942	29,781,743	(16,917,654)	163,251	25,614,903	225,114,185	4,479,839	2,336,448

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$7,824,496	$217,289,689	$—	$225,114,185

Total Assets	$7,824,496	$217,289,689	$—	$225,114,185

Total Liabilities	$—	$—	$—	$—

Total	$7,824,496	$217,289,689	$—	$225,114,185

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$29,781,743
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$16,917,654

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,828,181
Aggregate gross unrealized depreciation	(7,919,935)

Net unrealized appreciation	$51,908,246

Federal income tax cost of investments in securities and derivative instruments, if applicable	$173,205,939

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $172,966,533)	$225,114,185
Cash	175,139
Receivable for Portfolio shares sold	136,214
Other assets	978

Total assets	225,426,516

LIABILITIES
Payable for Portfolio shares repurchased	193,992
Payable for securities purchased	113,646
Distribution fees payable – Class IB	42,461
Administrative fees payable	24,178
Investment management fees payable	18,589
Accrued expenses	54,712

Total liabilities	447,578

Commitments and contingent liabilities^
NET ASSETS	$224,978,938

Net assets were comprised of:
Paid in capital	$171,502,841
Total distributable earnings (loss)	53,476,097

Net assets	$224,978,938

Class IB
Net asset value, offering and redemption price per share, $205,707,859 / 15,467,029 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.30

Class K
Net asset value, offering and redemption price per share, $19,271,079 / 1,448,610 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.30

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$4,479,839
Interest	4,624

Total income	4,484,463

EXPENSES
Distribution fees – Class IB	461,496
Administrative fees	260,214
Investment management fees	203,488
Custodian fees	98,800
Professional fees	64,222
Printing and mailing expenses	45,224
Trustees’ fees	7,125
Miscellaneous	6,561

Total expenses	1,147,130

NET INVESTMENT INCOME (LOSS)	3,337,333

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	163,251
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	2,336,448

Net realized gain (loss)	2,499,699

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	25,614,903

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,114,602

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,451,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,337,333	$2,594,700
Net realized gain (loss)	2,499,699	4,016,195
Net change in unrealized appreciation (depreciation)	25,614,903	(42,140,612)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,451,935	(35,529,717)

Distributions to shareholders:
Class IB	(6,449,839)	(8,818,861)
Class K	(658,044)	(1,083,939)

Total distributions to shareholders	(7,107,883)	(9,902,800)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,128,525 and 1,872,962 shares, respectively ]	26,864,431	24,163,911
Capital shares issued in reinvestment of dividends and distributions [ 505,332 and 752,496 shares, respectively ]	6,449,839	8,818,861
Capital shares repurchased [ (1,344,494) and (1,070,549) shares , respectively]	(16,973,981)	(13,618,948)

Total Class IB transactions	16,340,289	19,363,824

Class K
Capital shares sold [ 40 and 0 shares ]	506	—
Capital shares issued in reinvestment of dividends and distributions [ 51,421 and 92,335 shares, respectively ]	658,044	1,083,939
Capital shares repurchased [ (211,199) and (321,970) shares ]	(2,671,876)	(4,159,001)

Total Class K transactions	(2,013,326)	(3,075,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,326,963	16,288,762

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,671,015	(29,143,755)
NET ASSETS:
Beginning of year	186,307,923	215,451,678

End of year	$224,978,938	$186,307,923

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$11.80		$14.90		$13.71		$12.52		$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.17		0.14		0.14		0.19
Net realized and unrealized gain (loss)	1.72		(2.62)		1.78		1.55		2.17

Total from investment operations	1.93		(2.45)		1.92		1.69		2.36

Less distributions:
Dividends from net investment income	(0.22)		(0.17)		(0.27)		(0.20)		(0.19)
Distributions from net realized gains	(0.21)		(0.48)		(0.46)		(0.30)		(0.32)

Total dividends and distributions	(0.43)		(0.65)		(0.73)		(0.50)		(0.51)

Net asset value, end of year	$13.30		$11.80		$14.90		$13.71		$12.52

Total return	16.56%		(16.32)%		14.10%		13.70%		22.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$205,708		$167,325		$188,064		$159,487		$131,599
Ratio of expenses to average net assets:
After waivers (f)	0.59	%(j)	0.56	%(k)	0.55	%(m)	0.58	%(o)	0.59	%(o)
Before waivers (f)	0.59%		0.56%		0.55%		0.58%		0.60%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.63%		1.35%		0.97%		1.18%		1.61%
Before waivers (f)(x)	1.63%		1.35%		0.97%		1.17%		1.60%
Portfolio turnover rate^	8%		10%		20%		20%		8%

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$11.80		$14.90		$13.71		$12.52		$10.67

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.22		0.18		0.17		0.16		0.19
Net realized and unrealized gain (loss)	1.74		(2.59)		1.79		1.56		2.20

Total from investment operations	1.96		(2.41)		1.96		1.72		2.39

Less distributions:
Dividends from net investment income	(0.25)		(0.21)		(0.31)		(0.23)		(0.22)
Distributions from net realized gains	(0.21)		(0.48)		(0.46)		(0.30)		(0.32)

Total dividends and distributions	(0.46)		(0.69)		(0.77)		(0.53)		(0.54)

Net asset value, end of year	$13.30		$11.80		$14.90		$13.71		$12.52

Total return	16.83%		(16.10)%		14.38%		13.95%		22.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$19,271		$18,983		$27,388		$28,065		$30,798
Ratio of expenses to average net assets:
After waivers (f)	0.34	%(j)	0.31	%(k)	0.30	%(m)	0.33	%(o)	0.34	%(o)
Before waivers (f)	0.34%		0.31%		0.30%		0.33%		0.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.72%		1.42%		1.12%		1.27%		1.63%
Before waivers (f)(x)	1.72%		1.42%		1.12%		1.27%		1.63%
Portfolio turnover rate^	8%		10%		20%		20%		8%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB and 0.84% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB and 0.78% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	18.11%	10.15%	7.12%
Portfolio – Class K Shares	18.40	10.42	7.38
S&P Target Date 2045 Index	19.14	10.68	7.76

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 18.11% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P Target Date 2045 Index, which returned 19.14% over the same period.

Portfolio Highlights

The Portfolio allocates its assets between global equities and bonds. Its total return for any period is, therefore, based on the weighting and performance of each underlying holding. In the year ended December 31, 2023, in line with the Portfolio’s moderately aggressive allocation, its substantial allocation to equities generated almost 95% of its total return, while fixed-income securities generated the remainder. The combination of holdings produced gains generally attributable to the durability of the global economic expansion last year — mixed with ongoing uncertainty around the likelihood of a recession and expectations for falling interest rates.

What helped performance during the year:

•

On an absolute-return basis, the Portfolio’s single biggest holding and most significant return contributor was its allocation to EQ/Equity 500 Index Portfolio. The Target 2045 Allocation Portfolio also saw positive contributions from indexed holdings in EQ/International Equity Index Portfolio and EQ/Small Company Index Portfolio.

•

The Portfolio’s three biggest bond positions generated positive total returns: 1290 VT High Yield Bond Portfolio, EQ/Core Plus Bond Portfolio and EQ/Long-Term Bond Portfolio all boosted returns by a much more modest amount.

What hurt performance during the year:

•

Among bond holdings, modest allocations to 1290 Diversified Bond Fund, EQ/Core Bond Index Portfolio, EQ/Quality Bond PLUS Portfolio and EQ/PIMCO Ultra Short Bond Portfolio each — separately and together — produced only minimal gains.

•	Among equity holdings, the Portfolio realized minimal absolute gains from its smallest equity allocation to EQ/American Century Mid Cap Value Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	84.6%
Fixed Income	15.4

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/Equity 500 Index Portfolio	41.1%
EQ/International Equity Index Portfolio	12.9
EQ/Small Company Index Portfolio	10.3
EQ/MFS International Growth Portfolio	7.0
EQ/Emerging Markets Equity PLUS Portfolio	4.8
EQ/Value Equity Portfolio	3.1
1290 VT High Yield Bond Portfolio	2.9
EQ/Core Plus Bond Portfolio	2.9
1290 Diversified Bond Fund	2.3
EQ/Long-Term Bond Portfolio	2.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,059.30	$3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.09	3.15
Class K
Actual	1,000.00	1,060.30	1.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.35	1.88

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.62% and 0.37%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (84.6%)
EQ/American Century Mid Cap Value Portfolio‡	202,112	$4,358,111
EQ/Emerging Markets Equity PLUS Portfolio‡	1,131,868	9,943,922
EQ/Equity 500 Index Portfolio‡	1,207,168	84,747,984
EQ/International Equity Index Portfolio‡	2,485,219	26,675,777
EQ/Janus Enterprise Portfolio‡	191,673	4,060,562
EQ/MFS International Growth Portfolio‡	1,974,349	14,381,067
EQ/Small Company Index Portfolio‡	1,927,330	21,322,440
EQ/Value Equity Portfolio‡	288,714	6,333,424
Multimanager Aggressive Equity Portfolio‡	42,920	2,884,299

Total Equity		174,707,586

Fixed Income (15.4%)
1290 Diversified Bond Fund‡	528,667	4,731,570
1290 VT High Yield Bond Portfolio‡	687,410	5,997,333
EQ/Core Bond Index Portfolio‡	419,051	3,857,822
EQ/Core Plus Bond Portfolio‡	1,678,244	5,899,074
EQ/Long-Term Bond Portfolio‡	643,802	4,600,304
EQ/PIMCO Ultra Short Bond Portfolio‡	289,186	2,813,746
EQ/Quality Bond PLUS Portfolio‡	494,324	3,815,505

Total Fixed Income		31,715,354

Total Investments in Securities (100.0%) (Cost $157,700,543)		206,422,940
Other Assets Less Liabilities (0.0%)†		(44,690)

Net Assets (100%)		$206,378,250

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	202,112	4,191,365	460,922	(315,077)	279	20,622	4,358,111	77,926	158,736
EQ/Emerging Markets Equity PLUS Portfolio	1,131,868	8,691,855	1,038,147	(472,771)	115	686,576	9,943,922	253,235	—
EQ/Equity 500 Index Portfolio	1,207,168	66,141,937	7,714,914	(4,724,575)	(9,023)	15,624,731	84,747,984	1,025,738	671,517
EQ/International Equity Index Portfolio	2,485,219	23,369,313	2,786,096	(3,095,696)	4,277	3,611,787	26,675,777	767,750	—
EQ/Janus Enterprise Portfolio	191,673	3,727,162	496,270	(495,077)	(2,541)	334,748	4,060,562	10,252	261,757
EQ/MFS International Growth Portfolio	1,974,349	12,371,328	1,838,763	(935,387)	125	1,106,238	14,381,067	205,255	512,204
EQ/Small Company Index Portfolio	1,927,330	18,302,313	2,619,873	(1,785,593)	1,158	2,184,689	21,322,440	248,639	651,902
EQ/Value Equity Portfolio	288,714	5,121,122	539,541	(270,155)	39	942,877	6,333,424	80,905	10,115
Multimanager Aggressive Equity Portfolio	42,920	2,366,883	372,755	(660,103)	7,447	797,317	2,884,299	15,648	58,092
Fixed Income
1290 Diversified Bond Fund	528,667	2,650,516	1,991,242	—	—	89,812	4,731,570	126,242	—
1290 VT High Yield Bond Portfolio	687,410	4,702,965	1,275,515	(270,155)	46	288,962	5,997,333	356,992	—
EQ/Core Bond Index Portfolio	419,051	2,953,990	1,079,217	(247,642)	79	72,178	3,857,822	93,074	—
EQ/Core Plus Bond Portfolio	1,678,244	4,196,988	1,815,655	(202,616)	(239)	89,286	5,899,074	144,265	—
EQ/Long-Term Bond Portfolio	643,802	3,991,521	682,891	(202,616)	(587)	129,095	4,600,304	146,500	—
EQ/PIMCO Ultra Short Bond Portfolio	289,186	2,368,842	522,051	(112,564)	38	35,379	2,813,746	115,169	—
EQ/Quality Bond PLUS Portfolio	494,324	3,167,085	806,843	(225,129)	58	66,648	3,815,505	88,075	—

Total		168,315,185	26,040,695	(14,015,156)	1,271	26,080,945	206,422,940	3,755,665	2,324,323

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$4,731,570	$201,691,370	$—	$206,422,940

Total Assets	$4,731,570	$201,691,370	$—	$206,422,940

Total Liabilities	$—	$—	$—	$—

Total	$4,731,570	$201,691,370	$—	$206,422,940

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,040,695
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,015,156

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,193,536
Aggregate gross unrealized depreciation	(4,606,560)

Net unrealized appreciation	$48,586,976

Federal income tax cost of investments in securities and derivative instruments, if applicable	$157,835,964

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $157,700,543)	$206,422,940
Cash	213,572
Receivable for Portfolio shares sold	66,200
Other assets	894

Total assets	206,703,606

LIABILITIES
Payable for securities purchased	167,205
Distribution fees payable – Class IB	40,475
Payable for Portfolio shares repurchased	25,290
Administrative fees payable	22,205
Investment management fees payable	17,072
Accrued expenses	53,109

Total liabilities	325,356

Commitments and contingent liabilities^
NET ASSETS	$206,378,250

Net assets were comprised of:
Paid in capital	$156,207,503
Total distributable earnings (loss)	50,170,747

Net assets	$206,378,250

Class IB
Net asset value, offering and redemption price per share, $195,773,458 / 13,866,803 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.12

Class K
Net asset value, offering and redemption price per share, $10,604,792 / 751,358 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.11

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$3,755,665
Interest	4,197

Total income	3,759,862

EXPENSES
Distribution fees – Class IB	439,022
Administrative fees	237,715
Investment management fees	185,895
Custodian fees	99,300
Professional fees	62,910
Printing and mailing expenses	46,807
Trustees’ fees	6,495
Miscellaneous	5,299

Total expenses	1,083,443

NET INVESTMENT INCOME (LOSS)	2,676,419

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,271
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	2,324,323

Net realized gain (loss)	2,325,594

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	26,080,945

NET REALIZED AND UNREALIZED GAIN (LOSS)	28,406,539

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,082,958

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,676,419	$2,111,807
Net realized gain (loss)	2,325,594	3,689,777
Net change in unrealized appreciation (depreciation)	26,080,945	(38,334,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,082,958	(32,532,567)

Distributions to shareholders:
Class IB	(5,924,405)	(7,962,829)
Class K	(348,762)	(563,672)

Total distributions to shareholders	(6,273,167)	(8,526,501)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,721,445 and 1,596,702 shares, respectively ]	22,973,158	21,477,957
Capital shares issued in reinvestment of dividends and distributions [ 440,831 and 652,099 shares, respectively ]	5,924,405	7,962,829
Capital shares repurchased [ (1,100,144) and (862,182) shares , respectively]	(14,646,477)	(11,733,903)

Total Class IB transactions	14,251,086	17,706,883

Class K
Capital shares sold [ 1 and 0 shares ]	3	—
Capital shares issued in reinvestment of dividends and distributions [ 25,875 and 46,103 shares, respectively ]	348,762	563,672
Capital shares repurchased [ (95,060) and (122,088) shares ]	(1,261,208)	(1,634,579)

Total Class K transactions	(912,443)	(1,070,907)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,338,643	16,635,976

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,148,434	(24,423,092)
NET ASSETS:
Beginning of year	168,229,816	192,652,908

End of year	$206,378,250	$168,229,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$12.35		$15.64		$14.03		$12.72		$10.69

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.17		0.14		0.14		0.19
Net realized and unrealized gain (loss)	2.02		(2.80)		2.13		1.62		2.39

Total from investment operations	2.21		(2.63)		2.27		1.76		2.58

Less distributions:
Dividends from net investment income	(0.21)		(0.17)		(0.29)		(0.19)		(0.19)
Distributions from net realized gains	(0.23)		(0.49)		(0.37)		(0.26)		(0.36)

Total dividends and distributions	(0.44)		(0.66)		(0.66)		(0.45)		(0.55)

Net asset value, end of year	$14.12		$12.35		$15.64		$14.03		$12.72

Total return	18.11%		(16.73)%		16.29%		14.07%		24.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$195,773		$158,103		$178,632		$143,119		$114,928
Ratio of expenses to average net assets:
After waivers (f)	0.60	%(j)	0.57	%(k)	0.56	%(m)	0.59	%(n)	0.60	%(n)
Before waivers (f)	0.60%		0.57%		0.56%		0.60%		0.62%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.43%		1.23%		0.93%		1.13%		1.56%
Before waivers (f)(x)	1.43%		1.23%		0.93%		1.11%		1.53%
Portfolio turnover rate^	8%		7%		10%		12%		6%

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$12.34		$15.64		$14.02		$12.71		$10.68

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.18		0.17		0.14		0.19
Net realized and unrealized gain (loss)	2.03		(2.79)		2.15		1.65		2.42

Total from investment operations	2.24		(2.61)		2.32		1.79		2.61

Less distributions:
Dividends from net investment income	(0.24)		(0.20)		(0.33)		(0.22)		(0.22)
Distributions from net realized gains	(0.23)		(0.49)		(0.37)		(0.26)		(0.36)

Total dividends and distributions	(0.47)		(0.69)		(0.70)		(0.48)		(0.58)

Net asset value, end of year	$14.11		$12.34		$15.64		$14.02		$12.71

Total return	18.40%		(16.58)%		16.65%		14.33%		24.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,605		$10,127		$14,021		$12,916		$14,413
Ratio of expenses to average net assets:
After waivers (f)	0.35	%(j)	0.32	%(k)	0.31	%(m)	0.34	%(n)	0.35	%(n)
Before waivers (f)	0.35%		0.32%		0.31%		0.35%		0.37%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.55%		1.31%		1.12%		1.17%		1.56%
Before waivers (f)(x)	1.55%		1.31%		1.12%		1.15%		1.54%
Portfolio turnover rate^	8%		7%		10%		12%		6%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.08% for Class IB and 0.83% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.04% for Class IB and 0.79% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.03% for Class IB and 0.78% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	19.82%	11.22%	7.96%
Portfolio – Class K Shares*	20.17	11.49	8.22
S&P Target Date 2055 Index	19.62	10.98	8.05

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 19.82% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P Target Date 2055 Index, which returned 19.62% over the same period.

Portfolio Highlights

The Portfolio allocates its assets between global equities and bonds. Its total return for any period is, therefore, based on the weighting and performance of each underlying holding. In the year ended December 31, 2023, in line with the Portfolio’s aggressive allocation, its substantial allocation to equities generated 98% of its total return, while fixed-income securities generated the small remainder. The combination of holdings produced gains generally attributable to the durability of the global economic expansion last year — mixed with ongoing uncertainty around the likelihood of a recession and expectations for falling interest rates.

What helped performance during the year:

•

On an absolute-return basis, the Portfolio’s single biggest holding and most significant return contributor was its allocation to EQ/Equity 500 Index Portfolio. The Target 2055 Allocation Portfolio also saw positive contributions from indexed holdings in EQ/International Equity Index Portfolio and EQ/Small Company Index Portfolio.

•	The Portfolio’s biggest bond position generated positive total returns: 1290 VT High Yield Bond Portfolio contributed a modest gain to the Portfolio.

What hurt performance during the year:

•

Among bond holdings, allocations to EQ/Core Plus Bond Portfolio, EQ/Long-Term Bond Portfolio, 1290 Diversified Bond Fund and EQ/Core Bond Index Portfolio — each separately and all together — produced only minimal gains.

•	Among equity holdings, the Portfolio also realized minimal absolute gains from its smallest equity allocation to EQ/American Century Mid Cap Value Portfolio.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	94.6%
Fixed Income	5.4

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
EQ/Equity 500 Index Portfolio	43.7%
EQ/International Equity Index Portfolio	14.2
EQ/Small Company Index Portfolio	12.2
EQ/MFS International Growth Portfolio	9.4
EQ/Emerging Markets Equity PLUS Portfolio	5.2
EQ/Value Equity Portfolio	4.6
Multimanager Aggressive Equity Portfolio	2.7
1290 VT High Yield Bond Portfolio	1.6
EQ/American Century Mid Cap Value Portfolio	1.5
EQ/Janus Enterprise Portfolio	1.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

(in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,063.00	$3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.09	3.15
Class K
Actual	1,000.00	1,064.60	1.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.36	1.87

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.62% and 0.37%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (94.6%)
EQ/American Century Mid Cap Value Portfolio‡	68,081	$1,468,019
EQ/Emerging Markets Equity PLUS Portfolio‡	598,809	5,260,779
EQ/Equity 500 Index Portfolio‡	626,858	44,007,947
EQ/International Equity Index Portfolio‡	1,328,259	14,257,233
EQ/Janus Enterprise Portfolio‡	56,919	1,205,825
EQ/MFS International Growth Portfolio‡	1,292,212	9,412,412
EQ/Small Company Index Portfolio‡	1,108,627	12,264,966
EQ/Value Equity Portfolio‡	212,280	4,656,710
Multimanager Aggressive Equity Portfolio‡	39,950	2,684,737

Total Equity		95,218,628

Fixed Income (5.3%)
1290 Diversified Bond Fund‡	73,072	653,991
1290 VT High Yield Bond Portfolio‡	180,692	1,576,452
EQ/Core Bond Index Portfolio‡	72,891	671,039
EQ/Core Plus Bond Portfolio‡	286,624	1,007,492
EQ/Long-Term Bond Portfolio‡	119,900	856,749
EQ/PIMCO Ultra Short Bond Portfolio‡	20,372	198,216
EQ/Quality Bond PLUS Portfolio‡	54,608	421,502

Total Fixed Income		5,385,441

Total Investments in Securities (99.9%) (Cost $89,216,610)		100,604,069
Other Assets Less Liabilities (0.1%)		59,005

Net Assets (100%)		$100,663,074

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	68,081	1,261,910	279,521	(79,657)	119	6,126	1,468,019	26,513	52,979
EQ/Emerging Markets Equity PLUS Portfolio	598,809	3,964,092	1,055,988	(90,420)	9	331,110	5,260,779	135,857	—
EQ/Equity 500 Index Portfolio	626,858	29,562,629	7,758,922	(826,186)	(327)	7,512,909	44,007,947	531,361	346,578
EQ/International Equity Index Portfolio	1,328,259	10,367,081	2,729,752	(568,016)	329	1,728,087	14,257,233	409,419	—
EQ/Janus Enterprise Portfolio	56,919	895,246	237,777	(15,725)	6	88,521	1,205,825	3,035	74,717
EQ/MFS International Growth Portfolio	1,292,212	7,031,728	2,064,029	(322,253)	(34)	638,942	9,412,412	134,241	329,558
EQ/Small Company Index Portfolio	1,108,627	9,152,826	2,642,201	(708,360)	527	1,177,772	12,264,966	148,222	373,676
EQ/Value Equity Portfolio	212,280	3,277,379	786,627	(70,764)	(5)	663,473	4,656,710	59,293	7,232
Multimanager Aggressive Equity Portfolio	39,950	1,890,312	548,285	(442,176)	398	687,918	2,684,737	14,531	53,685
Fixed Income
1290 Diversified Bond Fund	73,072	310,178	327,110	—	—	16,703	653,991	17,112	—
1290 VT High Yield Bond Portfolio	180,692	920,818	618,955	(23,588)	1	60,266	1,576,452	93,921	—
EQ/Core Bond Index Portfolio	72,891	419,657	255,368	(15,725)	3	11,736	671,039	15,346	—
EQ/Core Plus Bond Portfolio	286,624	424,592	564,105	(7,862)	4	26,653	1,007,492	24,094	—
EQ/Long-Term Bond Portfolio	119,900	478,916	372,237	(11,794)	(5)	17,395	856,749	27,219	—
EQ/PIMCO Ultra Short Bond Portfolio	20,372	142,799	53,265	—	—	2,152	198,216	8,266	—
EQ/Quality Bond PLUS Portfolio	54,608	202,840	214,794	—	—	3,868	421,502	9,793	—

Total		70,303,003	20,508,936	(3,182,526)	1,025	12,973,631	100,604,069	1,658,223	1,238,425

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$653,991	$99,950,078	$—	$100,604,069

Total Assets	$653,991	$99,950,078	$—	$100,604,069

Total Liabilities	$—	$—	$—	$—

Total	$653,991	$99,950,078	$—	$100,604,069

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$20,508,936
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,182,526

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,752,948
Aggregate gross unrealized depreciation	(1,450,865)

Net unrealized appreciation	$11,302,083

Federal income tax cost of investments in securities and derivative instruments, if applicable	$89,301,986

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $89,216,610)	$100,604,069
Cash	42,078
Receivable for Portfolio shares sold	126,377
Other assets	592

Total assets	100,773,116

LIABILITIES
Payable for securities purchased	35,417
Distribution fees payable – Class IB	20,667
Administrative fees payable	4,149
Payable for Portfolio shares repurchased	210
Accrued expenses	49,599

Total liabilities	110,042

Commitments and contingent liabilities^
NET ASSETS	$100,663,074

Net assets were comprised of:
Paid in capital	$88,545,886
Total distributable earnings (loss)	12,117,188

Net assets	$100,663,074

Class IB
Net asset value, offering and redemption price per share, $100,404,123 / 6,738,821 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.90

Class K
Net asset value, offering and redemption price per share, $258,951 / 17,371 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.91

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,658,223
Interest	3,168

Total income	1,661,391

EXPENSES
Distribution fees – Class IB	210,245
Administrative fees	107,906
Investment management fees	84,380
Custodian fees	80,700
Professional fees	55,583
Printing and mailing expenses	32,489
Trustees’ fees	2,861
Miscellaneous	4,185

Gross expenses	578,349
Less: Waiver from investment manager	(54,427)

Net expenses	523,922

NET INVESTMENT INCOME (LOSS)	1,137,469

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,025
Net distributions of realized gain received from underlying funds ( received from affiliates)	1,238,425

Net realized gain (loss)	1,239,450

Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	12,973,631

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,213,081

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,350,550

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,137,469	$728,546
Net realized gain (loss)	1,239,450	1,775,725
Net change in unrealized appreciation (depreciation)	12,973,631	(15,451,807)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,350,550	(12,947,536)

Distributions to shareholders:
Class IB	(2,250,929)	(3,546,483)
Class K	(6,526)	(19,950)

Total distributions to shareholders	(2,257,455)	(3,566,433)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,481,225 and 1,197,420 shares, respectively ]	20,553,469	16,549,787
Capital shares issued in reinvestment of dividends and distributions [ 157,944 and 282,121 shares, respectively ]	2,250,929	3,546,482
Capital shares repurchased [ (390,225) and (325,166) shares , respectively]	(5,379,410)	(4,499,209)

Total Class IB transactions	17,424,988	15,597,060

Class K
Capital shares sold [ 0 and 1 shares, respectively ]	—	20
Capital shares issued in reinvestment of dividends and distributions [ 456 and 1,584 shares, respectively ]	6,526	19,950
Capital shares repurchased [ (11,540) and (1,126) shares , respectively]	(157,450)	(16,712)

Total Class K transactions	(150,924)	3,258

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	17,274,064	15,600,318

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,367,159	(913,651)
NET ASSETS:
Beginning of year	70,295,915	71,209,566

End of year	$100,663,074	$70,295,915

See Notes to Financial Statements.

EQ ADVISORS TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$12.74		$16.32		$14.24		$12.63		$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.19		0.15		0.13		0.14		0.20
Net realized and unrealized gain (loss)	2.32		(3.03)		2.46		1.73		2.50

Total from investment operations	2.51		(2.88)		2.59		1.87		2.70

Less distributions:
Dividends from net investment income	(0.20)		(0.15)		(0.32)		(0.19)		(0.17)
Distributions from net realized gains	(0.15)		(0.55)		(0.19)		(0.07)		—

Total dividends and distributions	(0.35)		(0.70)		(0.51)		(0.26)		(0.17)

Net asset value, end of year	$14.90		$12.74		$16.32		$14.24		$12.63

Total return	19.82%		(17.56)%		18.30%		14.89%		26.75%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$100,404		$69,933		$70,752		$248,268		$30,814
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.62	%(j)	0.64	%(j)	0.66	%(k)(o)	0.59	%(j)	0.59	%(j)
Before waivers and reimbursements (f)	0.69%		0.67%		0.68%		0.82%		0.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.35%		1.09%		0.82%		1.15%		1.68%
Before waivers and reimbursements (f)(x)	1.28%		1.06%		0.80%		0.92%		1.39%
Portfolio turnover rate^	4%		5%		6%		8%		28%

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$12.74		$16.33		$14.25		$12.63		$10.10

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.17		0.12		0.12		(0.01)
Net realized and unrealized gain (loss)	2.39		(3.03)		2.51		1.79		2.74

Total from investment operations	2.55		(2.86)		2.63		1.91		2.73

Less distributions:
Dividends from net investment income	(0.23)		(0.18)		(0.36)		(0.22)		(0.20)
Distributions from net realized gains	(0.15)		(0.55)		(0.19)		(0.07)		—

Total dividends and distributions	(0.38)		(0.73)		(0.55)		(0.29)		(0.20)

Net asset value, end of year	$14.91		$12.74		$16.33		$14.25		$12.63

Total return	20.17%		(17.40)%		18.57%		15.21%		27.03%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$259		$363		$457		$602		$852
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.37	%(j)	0.39	%(j)	0.41	%(k)(o)	0.34	%(j)	0.34	%(j)
Before waivers and reimbursements (f)	0.43%		0.42%		0.44%		0.58%		0.63%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.16%		1.19%		0.75%		0.99%		(0.07)%
Before waivers and reimbursements (f)(x)	1.10%		1.16%		0.72%		0.75%		(0.37)%
Portfolio turnover rate^	4%		5%		6%		8%		28%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB and 0.87% for Class K.
(o)	Includes extraordinary expenses of 0.02% and 0.02% for Class IB and Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	Since Incept.
Portfolio – Class IB Shares*	16.31%	5.63%
1290 VT Moderate Growth Allocation Index	17.12	8.10
S&P 500® Index	26.29	14.16
Bloomberg U.S. Credit Corporate 5-10 Year Index	8.84	2.53

* Date of inception 2/1/19. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 16.31% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the 1290 VT Moderate Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Credit Corporate 5-10 Year Index which returned 17.12%, 26.29% and 8.84%, respectively.

Portfolio Highlights

The Portfolio allocates its assets to a combination of passive exchange-traded funds (ETFs) across the global equity and U.S. intermediate-term corporate bond markets. The Portfolio’s return depends upon how well asset classes that the holdings represent performed compared to one another, as well as the weighting of its individual underlying holdings and their absolute performance, net of fees.

What helped performance during the year:

•

The Portfolio included a 65% allocation to global equity securities, and benefitted from overweighting stocks, which produced 80% of its total return as global economies avoided the recession so many investors had feared, buoying stock prices. One of the best performing asset classes in 2023 was U.S. large-cap stocks, and Vanguard S&P 500 ETF and iShares Core S&P 500 ETF (which track the S&P 500® Index) were the Portfolio’s two biggest holdings and the biggest contributors to total return.

•

The Portfolio’s 35% allocation to bond markets produced around 18% of its total return. Among fixed-income sectors, credit-sensitive bonds performed best, with their sensitivity to the positive economic environment. The Portfolio’s bond exposure is achieved through the Vanguard Intermediate-Term Corporate Bond ETF, which provided the entire return for the asset class.

What hurt performance during the year:

•

The Portfolio’s holdings in small-cap stocks, while providing positive returns, did not match the performance of their large-cap counterparts. Add to that their relatively small allocations within the Portfolio, in iShares Russell 2000 ETF and iShares Core S&P Small-Cap ETF, did not contribute significantly to total return.

•	From the perspective of absolute return, the Portfolio’s mid-cap exposure lagged large-cap exposure.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	7.45
Weighted Average Coupon (%)	3.88
Weighted Average Modified Duration (Years)*	5.98
Weighted Average Rating**	A3

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Exchange Traded Funds	99.6%
Investment Companies	1.1
Cash and Other	(0.7)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,060.30	$5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.94	5.32

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.04%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (64.8%)
iShares Core MSCI EAFE ETF	360,970	$25,394,240
iShares Core S&P 500 ETF	56,938	27,195,297
iShares Core S&P Mid-Cap ETF	33,150	9,187,522
iShares Core S&P Small-Cap ETF	17,050	1,845,662
iShares MSCI EAFE ETF (x)	96,260	7,253,191
iShares Russell 2000 ETF (x)	9,825	1,971,976
Vanguard Large-Cap ETF (x)	40,660	8,869,979
Vanguard S&P 500 ETF	62,270	27,199,536

Total Equity		108,917,403

Fixed Income (34.8%)
Vanguard Intermediate-Term Corporate Bond ETF	721,357	58,631,897

Total Exchange Traded Funds (99.6%) (Cost $152,253,592)		167,549,300

SHORT-TERM INVESTMENTS:
Investment Companies (1.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	14,534	14,534
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	418,276	418,276
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	10,000	10,000
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	1,396,239	1,397,356

Total Investment Companies		1,840,166

Total Short-Term Investments (1.1%) (Cost $1,839,789)		1,840,166

Total Investments in Securities (100.7%) (Cost $154,093,381)		169,389,466
Other Assets Less Liabilities (-0.7%)		(1,142,493)

Net Assets (100%)		$168,246,973

(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $1,975,143. This was collateralized by $1,602,549 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $442,810 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$167,549,300	$—	$—	$167,549,300
Short-Term Investments
Investment Companies	1,840,166	—	—	1,840,166

Total Assets	$169,389,466	$—	$—	$169,389,466

Total Liabilities	$—	$—	$—	$—

Total	$169,389,466	$—	$—	$169,389,466

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,983,802
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,679,317

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,286,847
Aggregate gross unrealized depreciation	(2,156,195)

Net unrealized appreciation	$14,130,652

Federal income tax cost of investments in securities and derivative instruments, if applicable	$155,258,814

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $154,093,381)	$169,389,466
Cash	150,000
Receivable for Portfolio shares sold	72,422
Dividends, interest and other receivables	5,316
Securities lending income receivable	2,451
Other assets	7,180

Total assets	169,626,835

LIABILITIES
Payable for securities purchased	715,496
Payable for return of collateral on securities loaned	442,810
Investment management fees payable	77,468
Payable for Portfolio shares repurchased	40,232
Distribution fees payable – Class IB	34,695
Administrative fees payable	18,050
Accrued expenses	51,111

Total liabilities	1,379,862

Commitments and contingent liabilities^
NET ASSETS	$168,246,973

Net assets were comprised of:
Paid in capital	$154,047,955
Total distributable earnings (loss)	14,199,018

Net assets	$168,246,973

Class IB
Net asset value, offering and redemption price per share, $168,246,973 / 13,822,325 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.17

(x)	Includes value of securities on loan of $1,975,143.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends	$3,920,674
Interest	12,165
Securities lending (net)	38,853

Total income	3,971,692

EXPENSES
Investment management fees	975,284
Distribution fees – Class IB	348,315
Administrative fees	178,174
Professional fees	39,840
Printing and mailing expenses	22,552
Custodian fees	6,400
Trustees’ fees	4,741
Miscellaneous	11,043

Gross expenses	1,586,349
Less: Waiver from investment manager	(128,511)

Net expenses	1,457,838

NET INVESTMENT INCOME (LOSS)	2,513,854

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	25,019

Net change in unrealized appreciation (depreciation) on investments in securities	18,912,809

NET REALIZED AND UNREALIZED GAIN (LOSS)	18,937,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,451,682

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,513,854	$1,192,623
Net realized gain (loss)	25,019	360,778
Net change in unrealized appreciation (depreciation)	18,912,809	(15,306,138)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	21,451,682	(13,752,737)

Distributions to shareholders:
Class IB	(2,578,609)	(2,320,298)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,080,319 and 2,129,797 shares, respectively ]	35,378,459	24,203,662
Capital shares issued in connection with merger (Note 8) [ 0 and 3,075,788 shares, respectively ]	—	32,119,785
Capital shares issued in reinvestment of dividends [ 213,948 and 212,110 shares, respectively ]	2,578,609	2,320,298
Capital shares repurchased [ (653,630) and (356,186) shares , respectively]	(7,433,219)	(4,020,256)

Total Class IB transactions	30,523,849	54,623,489

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,523,849	54,623,489

TOTAL INCREASE (DECREASE) IN NET ASSETS	49,396,922	38,550,454
NET ASSETS:
Beginning of year	118,850,051	80,299,597

End of year	$168,246,973	$118,850,051

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								February 1, 2019* to December 31, 2019
Class IB	2023		2022		2021		2020
Net asset value, beginning of period	$10.63		$13.12		$11.75		$11.16		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.21		0.16		0.14		0.12		0.25
Net realized and unrealized gain (loss)	1.52		(2.43)		1.33		0.58		1.14

Total from investment operations	1.73		(2.27)		1.47		0.70		1.39

Less distributions:
Dividends from net investment income	(0.18)		(0.13)		(0.10)		(0.11)		(0.13)
Distributions from net realized gains	(0.01)		(0.09)		—		—	#	(0.10)

Total dividends and distributions	(0.19)		(0.22)		(0.10)		(0.11)		(0.23)

Net asset value, end of period	$12.17		$10.63		$13.12		$11.75		$11.16

Total return (b)	16.31%		(17.36)%		12.51%		6.33%		13.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$168,247		$118,850		$80,300		$44,418		$19,469
Ratio of expenses to average net assets:
After waivers (a)(f)	1.05	%(j)	1.04	%(j)	1.04	%(j)	1.03	%(j)	1.04	%(j)
Before waivers (a)(f)	1.14%		1.16%		1.18%		1.28%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.80%		1.40%		1.12%		1.15%		2.48	%(l)
Before waivers (a)(f)(x)	1.71%		1.28%		0.98%		0.90%		1.65	%(l)
Portfolio turnover rate^	16%		73%		7%		69%		50	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	5.13%	1.57%	0.74%
Portfolio – Class K Shares*	5.38	1.82	0.99
ICE BofA 3-Month U.S. Treasury Bill Index	5.04	1.89	1.87

* Date of inception 11/13/17. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 5.13% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.04% over the same period.

Portfolio Highlights

The Portfolio allocates its assets roughly equally to indexed funds that represent seven alternative categories or asset classes. Its total return for any period is, therefore, based on the weighting and performance of each underlying fund. In the year ended December 31, 2023, the Portfolio outperformed its cash benchmark with a combination of holdings that saw gains generally attributable to the continued global economic expansion — and uncertainty around the likelihood a slowdown or recession would bring lower interest rates.

What helped performance during the year:

•

Exposure to long/short equity strategies within the retail sector (long online retailers, short physical retailers) added to performance with the prices of online retailers (like Amazon.com, Inc.) rising over the year, and physical retailers (like Designer Brands Inc.) falling in the same period.

•	Convertible securities benefitted from rising stock prices, mainly in the technology sector, in 2023 due to their bond-to-stock conversion optionality.

What hurt performance during the year:

•	Managed futures exposure detracted as price-action reversals — in both the stock and bond markets — along with uncertainty across global markets, made trend-following difficult.

•

Event-driven strategies lagged in 2023 as deal-making (mergers and acquisitions) fell to the lowest level in a decade, mainly due to the drag created by higher interest rates and a generally uncertain economic outlook.

Table by Asset Class (as a percentage of Total Investments in Securities)

As of December 31, 2023
Equity	30.0%
Fixed Income	29.4
Alternatives	23.7
Commodity	15.4
Investment Company	1.5

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of December 31, 2023
iShares Convertible Bond ETF	15.8%
Vanguard Short-Term Inflation-Protected Securities ETF	13.5
IQ Merger Arbitrage ETF	12.6
iMGP DBi Managed Futures Strategy ETF	11.2
JPMorgan Equity Premium Income ETF	10.8
Invesco DB Precious Metals Fund	7.8
iShares Core U.S. REIT ETF	6.7
Vanguard Global ex-U.S. Real Estate ETF	6.5
JPMorgan Nasdaq Equity Premium Income ETF	6.1
Invesco DB Agriculture Fund	3.9

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO (Unaudited)

(12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,026.60	$5.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class K
Actual	1,000.00	1,027.90	4.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (23.9%)
iMGP DBi Managed Futures Strategy ETF (x)	35,760	$921,178
IQ Merger Arbitrage ETF (x)	33,110	1,039,985

Total Alternatives		1,961,163

Commodity (15.5%)
Invesco DB Agriculture Fund	15,350	318,359
Invesco DB Energy Fund	16,140	309,727
Invesco DB Precious Metals Fund	12,830	640,858

Total Commodity		1,268,944

Equity (30.3%)
iShares Core U.S. REIT ETF	10,160	551,587
JPMorgan Equity Premium Income ETF	16,250	893,425
JPMorgan Nasdaq Equity Premium Income ETF	10,010	499,799
Vanguard Global ex-U.S. Real Estate ETF	12,500	532,375

Total Equity		2,477,186

Fixed Income (29.6%)
iShares Convertible Bond ETF	16,650	1,308,523
Vanguard Short-Term Inflation-Protected Securities ETF	23,540	1,117,915

Total Fixed Income		2,426,438

Total Exchange Traded Funds (99.3%) (Cost $8,478,554)		8,133,731

SHORT-TERM INVESTMENT:
Investment Company (1.5%)
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	124,550	124,550

Total Short-Term Investment (1.5%) (Cost $124,550)		124,550

Total Investments in Securities (100.8%) (Cost $8,603,104)		8,258,281
Other Assets Less Liabilities (-0.8%)		(70,229)

Net Assets (100%)		$8,188,052

(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $133,636. This was collateralized by $12,858 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $124,550 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,133,731	$—	$—	$8,133,731
Short-Term Investment
Investment Company	124,550	—	—	124,550

Total Assets	$8,258,281	$—	$—	$8,258,281

Total Liabilities	$—	$—	$—	$—

Total	$8,258,281	$—	$—	$8,258,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,891,207
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,147,040

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$201,129
Aggregate gross unrealized depreciation	(711,714)

Net unrealized depreciation	$(510,585)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,768,866

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $8,603,104)	$8,258,281
Cash	118,741
Dividends, interest and other receivables	23,380
Receivable from investment manager	5,279
Securities lending income receivable	640
Other assets	42

Total assets	8,406,363

LIABILITIES
Payable for return of collateral on securities loaned	124,550
Payable for securities purchased	52,563
Distribution fees payable – Class IB	622
Payable for Portfolio shares repurchased	75
Accrued expenses	40,501

Total liabilities	218,311

Commitments and contingent liabilities^
NET ASSETS	$8,188,052

Net assets were comprised of:
Paid in capital	$9,345,991
Total distributable earnings (loss)	(1,157,939)

Net assets	$8,188,052

Class IB
Net asset value, offering and redemption price per share, $2,986,029 / 353,999 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.44

Class K
Net asset value, offering and redemption price per share, $5,202,023 / 616,548 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.44

(x)	Includes value of securities on loan of $133,636.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends	$202,299
Interest	3,221
Securities lending (net)	5,915

Total income	211,435

EXPENSES
Professional fees	41,637
Investment management fees	38,761
Administrative fees	30,000
Printing and mailing expenses	12,162
Custodian fees	10,100
Distribution fees – Class IB	6,762
Trustees’ fees	271
Miscellaneous	16,003

Gross expenses	155,696
Less: Waiver from investment manager	(68,761)
Reimbursement from investment manager	(14,277)

Net expenses	72,658

NET INVESTMENT INCOME (LOSS)	138,777

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(622,699)
Net change in unrealized appreciation (depreciation) on investments in securities	883,536

NET REALIZED AND UNREALIZED GAIN (LOSS)	260,837

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$399,614

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$138,777	$134,331
Net realized gain (loss)	(622,699)	60,259
Net change in unrealized appreciation (depreciation)	883,536	(1,020,069)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	399,614	(825,479)

Distributions to shareholders:
Class IB	(100,063)	(114,898)
Class K	(187,980)	(299,857)

Total distributions to shareholders	(288,043)	(414,755)

Tax return of capital:
Class IB	(8,152)	—
Class K	(16,026)	—

Total	(24,178)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 149,057 and 173,603 shares, respectively ]	1,262,687	1,591,759
Capital shares issued in reinvestment of dividends and distributions [ 13,002 and 13,462 shares, respectively ]	108,215	114,898
Capital shares repurchased [ (82,314) and (93,165) shares , respectively]	(701,146)	(896,457)

Total Class IB transactions	669,756	810,200

Class K
Capital shares issued in reinvestment of dividends and distributions [ 24,469 and 35,073 shares, respectively ]	204,006	299,857

Total Class K transactions	204,006	299,857

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	873,762	1,110,057

TOTAL INCREASE (DECREASE) IN NET ASSETS	961,155	(130,177)
NET ASSETS:
Beginning of year	7,226,897	7,357,074

End of year	$8,188,052	$7,226,897

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021		2020		2019
Net asset value, beginning of year	$8.34	$9.98	$10.45		$10.06		$9.53

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14	0.17	0.35		0.05		0.25
Net realized and unrealized gain (loss)	0.28	(1.30)	(0.03)		0.40		0.48

Total from investment operations	0.42	(1.13)	0.32		0.45		0.73

Less distributions:
Dividends from net investment income	(0.16)	(0.18)	(0.30)		(0.06)		(0.20)
Distributions from net realized gains	(0.14)	(0.33)	(0.49)		—		—
Return of capital	(0.02)	—	—		—	#	—

Total dividends and distributions	(0.32)	(0.51)	(0.79)		(0.06)		(0.20)

Net asset value, end of year	$8.44	$8.34	$9.98		$10.45		$10.06

Total return	5.13%	(11.40)%	3.09%		4.54%		7.72%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,986	$2,288	$1,799		$1,132		$625
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	1.10%	1.10%	1.14	%(j)	1.06	%(k)	1.04	%(g)(o)
Before waivers and reimbursements (f)	2.19%	2.08%	2.08%		2.44%		2.88%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.69%	1.83%	3.22%		0.49%		2.50%
Before waivers and reimbursements (f)(x)	0.60%	0.85%	2.28%		(0.89)%		0.66%
Portfolio turnover rate^	67%	32%	61%		16%		4%

	Year Ended December 31,
Class K	2023	2022	2021		2020		2019
Net asset value, beginning of year	$8.34	$9.98	$10.46		$10.06		$9.53

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16	0.18	0.32		0.06		0.16
Net realized and unrealized gain (loss)	0.28	(1.29)	0.01		0.43		0.60

Total from investment operations	0.44	(1.11)	0.33		0.49		0.76

Less distributions:
Dividends from net investment income	(0.17)	(0.20)	(0.32)		(0.07)		(0.23)
Distributions from net realized gains	(0.14)	(0.33)	(0.49)		—		—
Return of capital	(0.03)	—	—		(0.02)		—

Total dividends and distributions	(0.34)	(0.53)	(0.81)		(0.09)		(0.23)

Net asset value, end of year	$8.44	$8.34	$9.98		$10.46		$10.06

Total return	5.38%	(11.17)%	3.22%		4.88%		7.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,202	$4,939	$5,558		$5,383		$5,134
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.85%	0.85%	0.89	%(j)	0.81	%(k)	0.80	%(g)(o)
Before waivers and reimbursements (f)	1.91%	1.76%	1.76%		2.11%		2.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.85%	1.91%	2.98%		0.60%		1.60%
Before waivers and reimbursements (f)(x)	0.78%	1.00%	2.11%		(0.70)%		0.17%
Portfolio turnover rate^	67%	32%	61%		16%		4%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Tax expense of 0.02%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.50% for Class IB and 1.25% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class IB and 1.40% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.67% for Class IB and 1.42% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	SSGA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	13.73%	9.37%	6.84%
Portfolio – Class K Shares	14.04	9.64	7.11
Bloomberg U.S. Convertible Liquid Bond Index	14.64	12.37	9.45

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 13.73% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Convertible Liquid Bond Index which returned 14.64% over the same period.

Portfolio Highlights

Bond markets in 2023 rebounded after a dismal 2022, with all major global bond indices posting positive returns. Despite the positive performance, markets were fairy volatile throughout the year with March’s banking crisis, continued rate hikes amid inflation concerns, and geopolitical issues all weighing heavily on investor’s minds. Returns were muted the first three quarters of the year, only to be boosted by a strong bond rally in the fourth quarter as the Federal Reserve (Fed) signaled an end to their long-winded hiking cycle.

As this is an indexed fund, primary factors that affected markets also affected the Portfolio’s performance. Improving investor sentiment despite ongoing inflation concerns and the Fed’s response to higher data prints were the primary drivers of Portfolio performance during the reporting period. In an effort to bring down inflationary pressures that have lingered from the 2020 COVID-19 market meltdown, the Fed embarked on an aggressive quantitative tightening cycle in early 2022 that continued into the third quarter of 2023. Treasury yields were volatile throughout the year, resulting in muted returns for the first three quarters. In the fourth quarter, the Fed signaled that their quantitative tightening may have been enough to quell inflation, leading to a bond and equity rally as investors anticipated interest rate cuts in 2024. Markets are cautiously optimistic that the Fed will be successful in their bid for a soft landing, or bringing down inflation without causing large economic disruption.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	3.46
Weighted Average Coupon (%)	1.87
Weighted Average Modified Duration (Years)*	1.69
Weighted Average Rating**	BAA3

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1290 VT CONVERTIBLE SECURITIES PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	29.3%
Consumer Discretionary	16.4
Health Care	12.4
Financials	9.2
Communication Services	8.8
Utilities	8.7
Industrials	8.7
Real Estate	3.2
Investment Companies	2.2
Energy	1.3
Materials	0.9
Consumer Staples	0.8
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,041.90	$4.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58
Class K
Actual	1,000.00	1,043.30	3.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCK:
Utilities (0.0%)†
Multi-Utilities (0.0%)†
Dominion Energy, Inc. (Cost $—)	2	$94

CONVERTIBLE PREFERRED STOCKS:
Communication Services (0.1%)
Media (0.1%)
Paramount Global 5.750% (x)	1,295	24,216

Total Communication Services		24,216

Financials (4.7%)
Banks (3.8%)
Bank of America Corp. 7.250% (y)	650	783,432
Wells Fargo & Co. 7.500% (y)	745	890,737

		1,674,169

Capital Markets (0.1%)
AMG Capital Trust II 5.150%	1,115	55,605

Financial Services (0.8%)
Apollo Global Management, Inc. 6.750%	6,000	338,340

Total Financials		2,068,114

Industrials (0.8%)
Machinery (0.5%)
Chart Industries, Inc. 6.750%	1,500	83,370
RBC Bearings, Inc. 5.000%	900	116,829

		200,199

Professional Services (0.3%)
Clarivate plc 5.250%	3,200	122,560

Total Industrials		322,759

Utilities (1.2%)
Electric Utilities (0.7%)
NextEra Energy, Inc. 6.926%	8,000	304,960

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The) 6.875%	1,925	146,454

Multi-Utilities (0.2%)
Algonquin Power & Utilities Corp. 7.750%	3,945	87,855

Total Utilities		539,269

Total Convertible Preferred Stocks (6.8%) (Cost $3,642,330)		2,954,358

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (92.9%)
Communication Services (8.7%)
Entertainment (2.8%)
Bilibili, Inc. 1.375%, 4/1/26	$60,000	$58,800
0.500%, 12/1/26	133,000	122,692
Cinemark Holdings, Inc. 4.500%, 8/15/25	80,000	96,648
iQIYI, Inc. 4.000%, 12/15/26	70,000	67,900
Liberty Media Corp.-Liberty Formula One 2.250%, 8/15/27	78,000	79,125
Live Nation Entertainment, Inc. 2.000%, 2/15/25	110,000	115,709
3.125%, 1/15/29 (x)§	163,000	185,103
Sea Ltd. 2.375%, 12/1/25	135,000	128,318
0.250%, 9/15/26	470,000	386,575

		1,240,870

Interactive Media & Services (1.9%)
fuboTV, Inc. 3.250%, 2/15/26	45,000	32,625
JOYY, Inc. 1.375%, 6/15/26	90,000	86,130
Snap, Inc. 0.250%, 5/1/25	55,000	57,805
0.750%, 8/1/26	160,000	170,080
(Zero Coupon), 5/1/27	225,000	180,293
0.125%, 3/1/28	300,000	234,600
Ziff Davis, Inc. 1.750%, 11/1/26	90,000	85,050

		846,583

Media (4.0%)
Cable One, Inc.
(Zero Coupon), 3/15/26	140,000	118,790
DISH Network Corp. 2.375%, 3/15/24 (x)	215,000	212,850
(Zero Coupon), 12/15/25	330,000	204,600
3.375%, 8/15/26	695,000	368,350
Liberty Broadband Corp. 3.125%, 3/31/53§	200,000	197,620
Liberty Interactive LLC 4.000%, 11/15/29	50,000	12,500
3.750%, 2/15/30	59,926	14,982
Liberty Media Corp. 3.750%, 3/15/28§	100,000	119,350
2.750%, 12/1/49§	99,938	94,072
2.375%, 9/30/53§	250,000	270,250
Magnite, Inc. 0.250%, 3/15/26	63,000	53,644
TechTarget, Inc.
(Zero Coupon), 12/15/26	72,000	59,760

		1,726,768

Total Communication Services		3,814,221

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Consumer Discretionary (16.4%)
Automobile Components (0.4%)
LCI Industries 1.125%, 5/15/26	$100,000	$97,750
Luminar Technologies, Inc. 1.250%, 12/15/26§	150,000	68,820

		166,570

Automobiles (4.9%)
Fisker, Inc. 2.500%, 9/15/26§	100,000	21,136
Ford Motor Co.
(Zero Coupon), 3/15/26	470,000	467,650
Li Auto, Inc. 0.250%, 5/1/28	155,000	225,603
Lucid Group, Inc. 1.250%, 12/15/26§	375,000	193,837
NIO, Inc.
(Zero Coupon), 2/1/26	45,000	44,496
0.500%, 2/1/27	100,000	91,500
3.875%, 10/15/29§	120,000	127,320
4.625%, 10/15/30§	120,000	126,300
Rivian Automotive, Inc. 4.625%, 3/15/29§	275,000	386,100
3.625%, 10/15/30§	370,000	454,397

		2,138,339

Broadline Retail (1.7%)
Etsy, Inc. 0.125%, 10/1/26	125,000	143,688
0.125%, 9/1/27	160,000	136,096
0.250%, 6/15/28	175,000	140,105
Match Group Financeco 2, Inc. 0.875%, 6/15/26§	80,000	71,952
Match Group Financeco 3, Inc. 2.000%, 1/15/30§	120,000	104,172
PDD Holdings, Inc.
(Zero Coupon), 12/1/25	150,000	154,695

		750,708

Diversified Consumer Services (0.4%)
2U, Inc. 2.250%, 5/1/25	60,000	30,270
Chegg, Inc. 0.125%, 3/15/25	95,000	87,447
Stride, Inc. 1.125%, 9/1/27	60,000	75,960

		193,677

Hotels, Restaurants & Leisure (6.9%)
Airbnb, Inc.
(Zero Coupon), 3/15/26	415,000	372,712
Booking Holdings, Inc. 0.750%, 5/1/25	180,000	339,084
Carnival Corp. 5.750%, 10/1/24	75,000	142,500
5.750%, 12/1/27	225,000	369,225
DraftKings Holdings, Inc.
(Zero Coupon), 3/15/28	275,000	220,413
Expedia Group, Inc.
(Zero Coupon), 2/15/26	175,000	165,463
H World Group Ltd. 3.000%, 5/1/26	100,000	106,400
Marriott Vacations Worldwide Corp.
(Zero Coupon), 1/15/26	125,000	109,750
3.250%, 12/15/27	105,000	92,872
NCL Corp. Ltd. 5.375%, 8/1/25	100,000	128,300
1.125%, 2/15/27 (x)	232,000	211,839
2.500%, 2/15/27	121,000	113,256
Royal Caribbean Cruises Ltd. 6.000%, 8/15/25	215,000	572,330
Vail Resorts, Inc.
(Zero Coupon), 1/1/26	105,000	93,384

		3,037,528

Leisure Products (0.3%)
Peloton Interactive, Inc.
(Zero Coupon), 2/15/26	175,000	135,429

Specialty Retail (1.8%)
National Vision Holdings, Inc. 2.500%, 5/15/25	55,000	55,028
Vroom, Inc. 0.750%, 7/1/26	130,000	70,200
Wayfair, Inc. 0.625%, 10/1/25	215,000	194,575
1.000%, 8/15/26	180,000	157,140
3.250%, 9/15/27	117,000	144,062
3.500%, 11/15/28§	100,000	154,850

		775,855

Total Consumer Discretionary		7,198,106

Consumer Staples (0.8%)
Food Products (0.6%)
Beyond Meat, Inc.
(Zero Coupon), 3/15/27	230,000	41,400
Freshpet, Inc. 3.000%, 4/1/28§	70,000	100,380
Post Holdings, Inc. 2.500%, 8/15/27	119,000	120,250

		262,030

Personal Care Products (0.2%)
Beauty Health Co. (The) 1.250%, 10/1/26§	118,000	87,839

Total Consumer Staples		349,869

Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
EQT Corp. 1.750%, 5/1/26	45,000	119,448
Northern Oil and Gas, Inc. 3.625%, 4/15/29	93,000	109,647
Pioneer Natural Resources Co. 0.250%, 5/15/25	105,000	255,150
World Kinect Corp. 3.250%, 7/1/28§	100,000	100,900

Total Energy		585,145

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Financials (4.5%)
Banks (0.3%)
BofA Finance LLC 0.600%, 5/25/27	$100,000	$107,554

Capital Markets (0.8%)
Ares Capital Corp. 4.625%, 3/1/24	50,000	51,469
Coinbase Global, Inc. 0.500%, 6/1/26	245,000	221,872
JPMorgan Chase Financial Co. LLC 0.500%, 6/15/27	65,000	86,190

		359,531

Consumer Finance (0.8%)
LendingTree, Inc. 0.500%, 7/15/25	70,000	57,750
SoFi Technologies, Inc.
(Zero Coupon), 10/15/26§	248,000	208,692
Upstart Holdings, Inc. 0.250%, 8/15/26	92,000	67,280

		333,722

Financial Services (2.4%)
Affirm Holdings, Inc.
(Zero Coupon), 11/15/26	303,000	247,702
Block, Inc. 0.125%, 3/1/25	180,000	175,842
(Zero Coupon), 5/1/26	165,000	144,276
0.250%, 11/1/27	90,000	73,913
Euronet Worldwide, Inc. 0.750%, 3/15/49	115,000	107,525
Repay Holdings Corp.
(Zero Coupon), 2/1/26§	70,000	59,325
Shift4 Payments, Inc.
(Zero Coupon), 12/15/25	100,000	110,940
0.500%, 8/1/27	129,000	120,215

		1,039,738

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
Starwood Property Trust, Inc. (REIT) 6.750%, 7/15/27	100,000	107,450

Total Financials		1,947,995

Health Care (12.4%)
Biotechnology (4.9%)
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27 (x)	242,000	237,765
Ascendis Pharma A/S 2.250%, 4/1/28	92,000	94,070
BioMarin Pharmaceutical, Inc. 0.599%, 8/1/24	85,000	83,776
1.250%, 5/15/27 (x)	130,000	133,497
Bridgebio Pharma, Inc. 2.500%, 3/15/27	135,000	162,743
2.250%, 2/1/29	100,000	84,690
Cytokinetics, Inc. 3.500%, 7/1/27	100,000	175,500
Exact Sciences Corp. 0.375%, 3/15/27	110,000	106,425
0.375%, 3/1/28	220,000	205,700
2.000%, 3/1/30§	70,000	83,965
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	140,000	121,016
1.000%, 8/15/28	138,000	127,857
Insmed, Inc. 0.750%, 6/1/28	80,000	91,360
Ionis Pharmaceuticals, Inc.
(Zero Coupon), 4/1/26	105,000	110,460
1.750%, 6/15/28§	100,000	115,060
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	220,000	222,618

		2,156,502

Health Care Equipment & Supplies (4.9%)
CONMED Corp. 2.250%, 6/15/27	165,000	164,901
Dexcom, Inc. 0.250%, 11/15/25	305,000	318,420
0.375%, 5/15/28§	165,000	168,960
Enovis Corp. 3.875%, 10/15/28§	101,000	120,948
Envista Holdings Corp. 1.750%, 8/15/28§	120,000	109,200
Haemonetics Corp.
(Zero Coupon), 3/1/26	95,000	84,550
Insulet Corp. 0.375%, 9/1/26	145,000	166,605
Integer Holdings Corp. 2.125%, 2/15/28§	103,000	131,428
Integra LifeSciences Holdings Corp. 0.500%, 8/15/25	105,000	98,595
Lantheus Holdings, Inc. 2.625%, 12/15/27	105,000	117,663
Merit Medical Systems, Inc. 3.000%, 2/1/29§	135,000	149,377
Novocure Ltd.
(Zero Coupon), 11/1/25	120,000	102,972
NuVasive, Inc. 0.375%, 3/15/25	60,000	55,200
Omnicell, Inc. 0.250%, 9/15/25	115,000	105,441
Shockwave Medical, Inc. 1.000%, 8/15/28§	160,000	155,760
TransMedics Group, Inc. 1.500%, 6/1/28§	89,000	100,463

		2,150,483

Health Care Providers & Services (0.3%)
Guardant Health, Inc.
(Zero Coupon), 11/15/27	210,000	147,000

Health Care Technology (0.9%)
Evolent Health, Inc. 3.500%, 12/1/29§	90,000	104,940
Livongo Health, Inc. 0.875%, 6/1/25	110,000	102,784
Teladoc Health, Inc. 1.250%, 6/1/27	235,000	193,146

		400,870

Life Sciences Tools & Services (0.5%)
CryoPort, Inc. 0.750%, 12/1/26§	72,000	57,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Repligen Corp. 1.000%, 12/15/28§	$138,000	$154,008

		211,248

Pharmaceuticals (0.9%)
Jazz Investments I Ltd. 1.500%, 8/15/24	120,000	116,520
2.000%, 6/15/26	190,000	191,615
Pacira BioSciences, Inc. 0.750%, 8/1/25	70,000	64,531

		372,666

Total Health Care		5,438,769

Industrials (7.9%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc. 0.500%, 12/15/27	135,000	170,168
Parsons Corp. 0.250%, 8/15/25	105,000	150,202
Virgin Galactic Holdings, Inc. 2.500%, 2/1/27§	53,000	22,922

		343,292

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc. 3.875%, 8/15/29§	100,000	88,750
ZTO Express Cayman, Inc. 1.500%, 9/1/27	194,000	185,261

		274,011

Commercial Services & Supplies (0.3%)
Tetra Tech, Inc. 2.250%, 8/15/28§	125,000	131,012

Construction & Engineering (0.6%)
Fluor Corp. 1.125%, 8/15/29 (x)§	135,000	146,812
Granite Construction, Inc. 3.750%, 5/15/28§	75,000	95,408

		242,220

Electrical Equipment (0.7%)
Array Technologies, Inc. 1.000%, 12/1/28	75,000	73,763
Bloom Energy Corp. 3.000%, 6/1/28§	125,000	133,125
Stem, Inc. 0.500%, 12/1/28§	88,000	44,696
Sunrun, Inc.
(Zero Coupon), 2/1/26	50,000	38,325

		289,909

Ground Transportation (1.6%)
Lyft, Inc. 1.500%, 5/15/25	125,000	118,313
Uber Technologies, Inc.
(Zero Coupon), 12/15/25	280,000	284,720
Series 2028 0.875%, 12/1/28§	290,000	315,375

		718,408

Machinery (0.8%)
3D Systems Corp.
(Zero Coupon), 11/15/26	33,000	25,097
Greenbrier Cos., Inc. (The) 2.875%, 4/15/28	90,000	88,290
John Bean Technologies Corp. 0.250%, 5/15/26	50,000	45,120
Middleby Corp. (The) 1.000%, 9/1/25	155,000	188,790

		347,297

Passenger Airlines (1.7%)
American Airlines Group, Inc. 6.500%, 7/1/25	235,000	260,262
JetBlue Airways Corp. 0.500%, 4/1/26	135,000	97,199
Southwest Airlines Co. 1.250%, 5/1/25	340,000	343,570
Spirit Airlines, Inc. 1.000%, 5/15/26	70,000	48,510

		749,541

Professional Services (0.8%)
Ceridian HCM Holding, Inc. 0.250%, 3/15/26	120,000	107,700
CSG Systems International, Inc. 3.875%, 9/15/28§	80,000	80,352
Fiverr International Ltd.
(Zero Coupon), 11/1/25	105,000	93,250
Upwork, Inc. 0.250%, 8/15/26	86,000	72,937

		354,239

Total Industrials		3,449,929

Information Technology (29.3%)
Communications Equipment (1.4%)
Infinera Corp. 3.750%, 8/1/28	75,000	73,643
Lumentum Holdings, Inc. 0.250%, 3/15/24	105,000	105,399
0.500%, 12/15/26	215,000	191,565
0.500%, 6/15/28	125,000	98,362
1.500%, 12/15/29§	125,000	124,250

		593,219

Electronic Equipment, Instruments & Components (1.2%)
Advanced Energy Industries, Inc. 2.500%, 9/15/28§	125,000	131,563
Insight Enterprises, Inc. 0.750%, 2/15/25	70,000	181,720
Itron, Inc.
(Zero Coupon), 3/15/26	110,000	101,266
Vishay Intertechnology, Inc. 2.250%, 9/15/30§	125,000	122,750

		537,299

IT Services (6.4%)
Akamai Technologies, Inc. 0.125%, 5/1/25	200,000	254,000
0.375%, 9/1/27	260,000	289,510
1.125%, 2/15/29§	275,000	297,413

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Cloudflare, Inc.
(Zero Coupon), 8/15/26	$250,000	$224,500
DigitalOcean Holdings, Inc.
(Zero Coupon), 12/1/26	319,000	262,984
Fastly, Inc.
(Zero Coupon), 3/15/26	80,000	69,600
MongoDB, Inc. 0.250%, 1/15/26	225,000	444,375
Okta, Inc. 0.125%, 9/1/25	105,000	96,652
0.375%, 6/15/26	160,000	141,440
Perficient, Inc. 0.125%, 11/15/26	69,000	57,139
Shopify, Inc. 0.125%, 11/1/25	165,000	155,595
Spotify USA, Inc.
(Zero Coupon), 3/15/26	335,000	294,800
Vnet Group, Inc.
(Zero Coupon), 2/1/26	110,000	108,218
Wix.com Ltd.
(Zero Coupon), 8/15/25	125,000	113,062

		2,809,288

Semiconductors & Semiconductor Equipment (4.0%)
Enphase Energy, Inc.
(Zero Coupon), 3/1/26	80,000	72,880
(Zero Coupon), 3/1/28	170,000	151,198
MACOM Technology Solutions Holdings, Inc. 0.250%, 3/15/26	105,000	129,150
Microchip Technology, Inc. 0.125%, 11/15/24	135,000	147,487
ON Semiconductor Corp.
(Zero Coupon), 5/1/27	190,000	310,650
0.500%, 3/1/29§	300,000	318,750
SolarEdge Technologies, Inc.
(Zero Coupon), 9/15/25	135,000	122,769
Wolfspeed, Inc. 1.750%, 5/1/26	150,000	170,625
0.250%, 2/15/28	130,000	87,555
1.875%, 12/1/29	324,000	220,806

		1,731,870

Software (14.6%)
Alarm.com Holdings, Inc.
(Zero Coupon), 1/15/26	115,000	102,005
Alteryx, Inc. 0.500%, 8/1/24	105,000	101,916
1.000%, 8/1/26	90,000	87,412
Bentley Systems, Inc. 0.125%, 1/15/26	115,000	113,631
0.375%, 7/1/27	100,000	89,450
BILL Holdings, Inc.
(Zero Coupon), 12/1/25	265,000	249,232
(Zero Coupon), 4/1/27	101,000	83,679
BlackLine, Inc. 0.125%, 8/1/24	85,000	86,751
(Zero Coupon), 3/15/26	220,000	195,250
Confluent, Inc.
(Zero Coupon), 1/15/27	235,000	195,943
CyberArk Software Ltd.
(Zero Coupon), 11/15/24	115,000	162,840
Datadog, Inc. 0.125%, 6/15/25	160,000	223,360
Dropbox, Inc.
(Zero Coupon), 3/1/26	135,000	132,435
(Zero Coupon), 3/1/28	100,000	100,625
Envestnet, Inc. 0.750%, 8/15/25	100,000	93,100
2.625%, 12/1/27	118,000	116,378
Everbridge, Inc.
(Zero Coupon), 3/15/26	40,000	34,500
Five9, Inc. 0.500%, 6/1/25	145,000	138,547
Guidewire Software, Inc. 1.250%, 3/15/25	55,000	60,308
HubSpot, Inc. 0.375%, 6/1/25	70,000	145,110
InterDigital, Inc. 3.500%, 6/1/27	91,000	133,260
Jamf Holding Corp. 0.125%, 9/1/26	66,000	56,265
LivePerson, Inc.
(Zero Coupon), 12/15/26	65,000	42,952
Marathon Digital Holdings, Inc. 1.000%, 12/1/26	110,000	89,715
MicroStrategy, Inc. 0.750%, 12/15/25	165,000	271,639
(Zero Coupon), 2/15/27	140,000	121,016
Nice Ltd.
(Zero Coupon), 9/15/25	60,000	56,760
Nutanix, Inc. 0.250%, 10/1/27	85,000	88,400
PagerDuty, Inc. 1.500%, 10/15/28§	65,000	70,447
Palo Alto Networks, Inc. 0.375%, 6/1/25	395,000	1,170,385
Pegasystems, Inc. 0.750%, 3/1/25	105,000	96,968
Progress Software Corp. 1.000%, 4/15/26	90,000	94,815
Rapid7, Inc. 0.250%, 3/15/27	135,000	121,247
RingCentral, Inc.
(Zero Coupon), 3/15/26	95,000	81,819
Splunk, Inc. 1.125%, 9/15/25	205,000	225,807
1.125%, 6/15/27	245,000	237,283
Tyler Technologies, Inc. 0.250%, 3/15/26	85,000	85,723
Unity Software, Inc.
(Zero Coupon), 11/15/26	379,000	314,949
Workiva, Inc. 1.250%, 8/15/28§	144,000	145,224
Zscaler, Inc. 0.125%, 7/1/25	255,000	386,452

		6,403,598

Technology Hardware, Storage & Peripherals (1.7%)
Seagate HDD Cayman 3.500%, 6/1/28§	300,000	361,950
Western Digital Corp. 3.000%, 11/15/28§	325,000	397,475

		759,425

Total Information Technology		12,834,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Materials (0.9%)
Metals & Mining (0.9%)
MP Materials Corp. 0.250%, 4/1/26 (x)§	$170,000	$150,773
United States Steel Corp. 5.000%, 11/1/26	70,000	254,240

Total Materials		405,013

Real Estate (3.2%)
Diversified REITs (0.2%)
HAT Holdings I LLC (REIT) 3.750%, 8/15/28§	86,000	100,087

Health Care REITs (1.0%)
Ventas Realty LP (REIT) 3.750%, 6/1/26§	200,000	211,000
Welltower OP LLC (REIT) 2.750%, 5/15/28§	205,000	226,648

		437,648

Hotel & Resort REITs (0.3%)
Pebblebrook Hotel Trust (REIT) 1.750%, 12/15/26	135,000	120,231

Real Estate Management & Development (1.7%)
Opendoor Technologies, Inc. 0.250%, 8/15/26§	150,000	114,225
Realogy Group LLC 0.250%, 6/15/26	85,000	66,623
Redfin Corp.
(Zero Coupon), 10/15/25	130,000	108,306
0.500%, 4/1/27	80,000	51,352
Zillow Group, Inc. 0.750%, 9/1/24	140,000	189,140
2.750%, 5/15/25	110,000	120,868
1.375%, 9/1/26	65,000	88,595

		739,109

Total Real Estate		1,397,075

Utilities (7.5%)
Electric Utilities (4.9%)
Alliant Energy Corp. 3.875%, 3/15/26§	125,000	124,063
Duke Energy Corp. 4.125%, 4/15/26§	350,000	350,875
Evergy, Inc. 4.500%, 12/15/27§	275,000	282,288
FirstEnergy Corp. 4.000%, 5/1/26§	320,000	316,960
NRG Energy, Inc. 2.750%, 6/1/48	120,000	154,200
PG&E Corp. 4.250%, 12/1/27§	381,000	399,288
PPL Capital Funding, Inc. 2.875%, 3/15/28§	200,000	193,700
Southern Co. (The) 3.875%, 12/15/25§	317,000	317,158

		2,138,532

Independent Power and Renewable Electricity Producers (1.2%)
NextEra Energy Partners LP
(Zero Coupon), 6/15/24§	70,000	67,690
(Zero Coupon), 11/15/25§	115,000	100,452
2.500%, 6/15/26§	150,000	134,400
Ormat Technologies, Inc. 2.500%, 7/15/27	68,000	69,768
Sunnova Energy International, Inc. 0.250%, 12/1/26	130,000	88,075
2.625%, 2/15/28	97,000	63,729

		524,114

Multi-Utilities (1.0%)
CenterPoint Energy, Inc. 4.250%, 8/15/26§	200,000	200,900
3.369%, 9/15/29 (e)	200,000	77,540
CMS Energy Corp. 3.375%, 5/1/28 (x)§	163,000	161,207

		439,647

Water Utilities (0.4%)
American Water Capital Corp. 3.625%, 6/15/26§	200,000	199,700

Total Utilities		3,301,993

Total Convertible Bonds		40,722,814

Total Long-Term Debt Securities (92.9%) (Cost $44,617,562)		40,722,814

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	102,872	102,871
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	9,590	9,590
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	872,269	872,269

Total Investment Companies		984,730

Total Short-Term Investments (2.2%) (Cost $984,730)		984,730

Total Investments in Securities (101.9%) (Cost $49,244,622)		44,661,996
Other Assets Less Liabilities (-1.9%)		(821,951)

Net Assets (100%)		$43,840,045

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $11,263,452 or 25.7% of net assets.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $962,513. This was collateralized by cash of $984,730 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2023.

Glossary:

REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stock
Utilities	$94	$—	$—	$94
Convertible Bonds
Communication Services	—	3,814,221	—	3,814,221
Consumer Discretionary	—	7,198,106	—	7,198,106
Consumer Staples	—	349,869	—	349,869
Energy	—	585,145	—	585,145
Financials	—	1,947,995	—	1,947,995
Health Care	—	5,438,769	—	5,438,769
Industrials	—	3,449,929	—	3,449,929
Information Technology	—	12,834,699	—	12,834,699
Materials	—	405,013	—	405,013
Real Estate	—	1,397,075	—	1,397,075
Utilities	—	3,301,993	—	3,301,993
Convertible Preferred Stocks
Communication Services	24,216	—	—	24,216
Financials	2,012,509	55,605	—	2,068,114
Industrials	322,759	—	—	322,759
Utilities	539,269	—	—	539,269
Short-Term Investments
Investment Companies	984,730	—	—	984,730

Total Assets	$3,883,577	$40,778,419	$—	$44,661,996

Total Liabilities	$—	$—	$—	$—

Total	$3,883,577	$40,778,419	$—	$44,661,996

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,775,816
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,529,280
year

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,882,503
Aggregate gross unrealized depreciation	(7,724,903)

Net unrealized depreciation	$(4,842,400)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$49,504,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $49,244,622)	$44,661,996
Cash	330,917
Receivable for securities sold	390,154
Dividends, interest and other receivables	143,576
Receivable for Portfolio shares sold	6,444
Securities lending income receivable	1,624
Other assets	188

Total assets	45,534,899

LIABILITIES
Payable for return of collateral on securities loaned	984,730
Payable for securities purchased	621,810
Payable for Portfolio shares repurchased	7,481
Investment management fees payable	7,164
Distribution fees payable – Class IB	4,866
Administrative fees payable	3,421
Accrued expenses	65,382

Total liabilities	1,694,854

Commitments and contingent liabilities^
NET ASSETS	$43,840,045

Net assets were comprised of:
Paid in capital	$51,381,362
Total distributable earnings (loss)	(7,541,317)

Net assets	$43,840,045

Class IB
Net asset value, offering and redemption price per share, $23,510,480 / 2,586,304 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.09

Class K
Net asset value, offering and redemption price per share, $20,329,565 / 2,242,132 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.07

(x)	Includes value of securities on loan of $962,513.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$762,235
Dividends (net of $2,985 foreign withholding tax)	267,127
Securities lending (net)	28,779

Total income	1,058,141

EXPENSES
Investment management fees	204,005
Professional fees	68,167
Distribution fees – Class IB	53,462
Administrative fees	38,196
Custodian fees	17,700
Administration Out of Pocket	16,500
Printing and mailing expenses	14,357
Trustees’ fees	1,442
Miscellaneous	527

Gross expenses	414,356
Less: Waiver from investment manager	(95,633)

Net expenses	318,723

NET INVESTMENT INCOME (LOSS)	739,418

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	(1,406,233)

Net change in unrealized appreciation (depreciation) on investments in securities	5,956,748

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,550,515

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,289,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$739,418	$462,010
Net realized gain (loss)	(1,406,233)	(899,373)
Net change in unrealized appreciation (depreciation)	5,956,748	(9,005,361)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,289,933	(9,442,724)

Distributions to shareholders:
Class IB	(551,888)	(252,338)
Class K	(532,136)	(292,648)

Total distributions to shareholders	(1,084,024)	(544,986)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 423,955 and 498,255 shares, respectively ]	3,679,150	4,396,000
Capital shares issued in reinvestment of dividends and distributions [ 61,998 and 30,023 shares, respectively ]	551,888	252,338
Capital shares repurchased [ (285,001) and (286,889) shares , respectively]	(2,474,552)	(2,554,513)

Total Class IB transactions	1,756,486	2,093,825

Class K
Capital shares sold [ 76,128 and 265,573 shares, respectively ]	680,066	2,308,643
Capital shares issued in reinvestment of dividends and distributions [ 59,882 and 34,895 shares, respectively ]	532,136	292,648
Capital shares repurchased [ (182,030) and (127,253) shares , respectively]	(1,580,261)	(1,114,755)

Total Class K transactions	(368,059)	1,486,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,388,427	3,580,361

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,594,336	(6,407,349)
NET ASSETS:
Beginning of year	38,245,709	44,653,058

End of year	$43,840,045	$38,245,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT CONVERTIBLE SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021		2020		2019
Net asset value, beginning of year	$8.19	$10.50	$15.62		$11.81		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.09	0.04		0.15		0.15
Net realized and unrealized gain (loss)	0.97	(2.29)	0.07		4.45		2.24

Total from investment operations	1.12	(2.20)	0.11		4.60		2.39

Less distributions:
Dividends from net investment income	(0.22)	(0.10)	(1.89)		(0.18)		(0.34)
Distributions from net realized gains	—	(0.01)	(3.34)		(0.61)		(0.30)

Total dividends and distributions	(0.22)	(0.11)	(5.23)		(0.79)		(0.64)

Net asset value, end of year	$9.09	$8.19	$10.50		$15.62		$11.81

Total return	13.73%	(20.99)%	1.04%		39.08%		23.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$23,510	$19,546	$22,507		$19,467		$12,255
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%	0.96	%(j)	1.05	%(k)	1.10	%(o)
Before waivers (f)	1.13%	1.19%	1.21%		1.48%		1.59%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.70%	1.08%	0.27%		1.17%		1.35%
Before waivers (f)	1.46%	0.79%	0.02%		0.74%		0.86%
Portfolio turnover rate^	33%	20%	209	%(h)	51%		35%

	Year Ended December 31,
Class K	2023	2022	2021		2020		2019
Net asset value, beginning of year	$8.17	$10.47	$15.59		$11.79		$10.04

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.12	0.08		0.18		0.18
Net realized and unrealized gain (loss)	0.97	(2.28)	0.07		4.44		2.24

Total from investment operations	1.14	(2.16)	0.15		4.62		2.42

Less distributions:
Dividends from net investment income	(0.24)	(0.13)	(1.93)		(0.21)		(0.37)
Distributions from net realized gains	—	(0.01)	(3.34)		(0.61)		(0.30)

Total dividends and distributions	(0.24)	(0.14)	(5.27)		(0.82)		(0.67)

Net asset value, end of year	$9.07	$8.17	$10.47		$15.59		$11.79

Total return	14.04%	(20.74)%	1.25%		39.34%		24.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,330	$18,700	$22,146		$22,725		$15,331
Ratio of expenses to average net assets:
After waivers (f)	0.65%	0.65%	0.71	%(j)	0.80	%(k)	0.85	%(o)
Before waivers (f)	0.88%	0.94%	0.96%		1.23%		1.34%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.94%	1.33%	0.52%		1.40%		1.61%
Before waivers (f)	1.71%	1.04%	0.26%		0.98%		1.12%
Portfolio turnover rate^	33%	20%	209	%(h)	51%		35%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 28%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IB and 0.76% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB and 0.90% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.22% for Class IB and 0.97% for Class K.

See Notes to Financial Statements.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	DoubleLine Capital LP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	6.60%	0.72%	1.04%
Portfolio – Class K Shares*	6.73	0.95	1.29
Bloomberg U.S. Aggregate Bond Index	5.53	1.10	1.30

* Date of inception 5/1/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 6.60% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.53% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Despite the large return dispersions across the asset classes, all sectors within the Portfolio generated a positive return.

•

Floating rate sectors, such as collateralized loan obligations (CLOs) and bank loans, generated large returns as these sectors benefitted from high interest income from floating rate coupons and spread compression from a generally resilient U.S. economy.

•

Fixed rate corporate credit sectors, such as high yield and investment grade corporate credit, also outperformed the benchmark and experienced positive returns driven by spread tightening and interest income.

•

The Portfolio’s residential exposures were the largest contributors to performance, driven in part by home price resiliency, low defaults, and a relatively strong demand for non-agency residential mortgage-backed securities (MBS) new issuance.

What hurt performance during the year:

•	U.S. Treasuries posted the weakest return during this period, primarily due to elevated interest rate volatility.

Portfolio Positioning and Outlook — DoubleLine Capital LP

The Portfolio increased exposures towards Agency MBS and U.S. Treasuries, while decreasing exposure towards investment grade corporate credit, non-Agency commercial MBS, CLOs, Infrastructure, non-Agency MBS, asset-backed securities (ABS), emerging market debt, and high yield corporate credit. The Portfolio ended the period with an overweight allocation to credit and a slightly shorter duration profile than the benchmark.

Yields remain attractive across many fixed income sectors, allowing investors to create a relatively high-quality, diversified fixed-income portfolio with a yield comparable to the long-run average return for equities. The biggest benefit, we believe, is the potential to generate these returns with less volatility and drawdown compared to equities.

Volatility will likely remain elevated as the probability of a U.S. recession remains high; restrictive financial conditions and the prospect of slowing global economic growth are likely to persist. The key question now is how long the Federal Reserve can keep monetary policy at restrictive levels amid receding inflation.

Interest rates may remain range-bound in the near term as central banks navigate the balancing act between inflation and growth dynamics. We expect front end rates to remain susceptible to the timing and speed of the central banks’ monetary policy normalization from current restrictive levels. Meanwhile, the long end will likely remain susceptible to an uncertain growth outlook, repricing of term premium risk and supply/demand dynamics.

We favor high quality assets in this environment and continue to utilize paydowns to systematically upgrade

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

the quality of the Portfolio’s credit holdings. We favor structured credit over corporate credit as we believe it offers more attractive spread levels while benefitting from structural protections such as credit enhancements.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	10.14
Weighted Average Coupon (%)	4.43
Weighted Average Effective Duration (Years)*	5.90
Weighted Average Rating**	AA-

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	20.3%
Mortgage-Backed Securities	16.1
Asset-Backed Securities	16.0
Collateralized Mortgage Obligations	14.5
Commercial Mortgage-Backed Securities	5.9
Investment Companies	4.7
Financials	4.4
Utilities	3.7
Energy	2.4
Industrials	2.3
Communication Services	1.8
Materials	1.7
Health Care	1.4
Consumer Discretionary	1.2
Consumer Staples	1.2
Information Technology	1.0
Real Estate	1.0
Foreign Government Securities	0.8
Municipal Bond	0.0 #
Cash and Other	(0.4)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (Unaudited)

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,036.40	$4.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.73	4.52
Class K
Actual	1,000.00	1,036.50	3.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	3.26

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (16.0%)
ABFC Trust,
Series 2007-WMC1 A1A 6.720%, 6/25/37 (l)	$2,507,329	$1,629,186
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-ASP5 A2D 5.990%, 10/25/36 (l)	2,239,747	691,393
AIMCO CLO,
Series 2018-AA D 8.214%, 4/17/31 (l)§	500,000	493,114
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§	1,250,000	1,115,390
Series 2021-1A B 2.482%, 8/15/46§	1,000,000	865,916
Amortizing Residential Collateral Trust,
Series 2002-BC10 M1 6.970%, 1/25/33 (l)	1,983,142	1,837,639
Apidos CLO XII,
Series 2013-12A DR 8.255%, 4/15/31 (l)§	500,000	490,817
Ares XXVIIIR CLO Ltd.,
Series 2018-28RA C 7.814%, 10/17/30 (l)§	500,000	495,962
Atrium IX,
Series 9A DR 9.248%, 5/28/30 (l)§	500,000	499,957
Bain Capital Credit CLO Ltd.,
Series 2020-5A D 9.227%, 1/20/32 (l)§	1,000,000	1,000,026
Barings CLO Ltd.,
Series 2015-2A DR 8.627%, 10/20/30 (l)§	500,000	497,844
Series 2015-IA DR 8.277%, 1/20/31 (l)§	500,000	485,631
Series 2019-2A CR 9.055%, 4/15/36 (l)§	500,000	495,347
Series 2020-1A DR 8.855%, 10/15/36 (l)§	1,000,000	980,784
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§	1,556,251	1,291,735
Canyon Capital CLO Ltd.,
Series 2014-1A CR 8.402%, 1/30/31 (l)§	500,000	477,845
Series 2017-1A DR 8.655%, 7/15/30 (l)§	500,000	498,088
Series 2021-1A D 8.755%, 4/15/34 (l)§	500,000	490,518
Carlyle Global Market Strategies CLO Ltd.,
Series 2016-3A DRR 8.977%, 7/20/34 (l)§	1,000,000	992,263
Carlyle US CLO Ltd.,
Series 2021-1A D 11.655%, 4/15/34 (l)§	500,000	485,041
Castlelake Aircraft Structured Trust,
Series 2021-1A B 6.656%, 1/15/46§	1,450,581	1,194,007
Cathedral Lake VIII Ltd.,
Series 2021-8A C 8.294%, 1/20/35 (l)§	500,000	497,506
Series 2021-8A D1 9.094%, 1/20/35 (l)§	1,000,000	984,408
CHCP Ltd.,
Series 2021-FL1 C 7.573%, 2/15/38 (l)§	550,000	533,566
CLI Funding VIII LLC,
Series 2021-1A A 1.640%, 2/18/46§	706,024	616,182
Cook Park CLO Ltd.,
Series 2018-1A C 7.414%, 4/17/30 (l)§	1,000,000	968,019
Series 2018-1A D 8.264%, 4/17/30 (l)§	500,000	482,143
Crown Point CLO IV Ltd.,
Series 2018-4A C 7.577%, 4/20/31 (l)§	500,000	487,653
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	500,000	452,488
Series 2021-1A B 2.650%, 2/27/51§	1,500,000	1,325,877
Dryden 40 Senior Loan Fund,
Series 2015-40A DR 8.741%, 8/15/31 (l)§	500,000	487,460
Dryden 41 Senior Loan Fund,
Series 2015-41A DR 8.255%, 4/15/31 (l)§	500,000	477,387
Dryden 43 Senior Loan Fund,
Series 2016-43A DR3 8.927%, 4/20/34 (l)§	500,000	488,528
Dryden 57 CLO Ltd.,
Series 2018-57A D 8.191%, 5/15/31 (l)§	500,000	478,091
Elevation CLO Ltd.,
Series 2013-1A BR2 8.891%, 8/15/32 (l)§	1,250,000	1,250,026
FMC GMSR Issuer Trust,
Series 2020-GT1 A 4.450%, 1/25/26 (l)§	2,000,000	1,861,073
Fremont Home Loan Trust,
Series 2006-D 1A1 5.610%, 11/25/36 (l)	4,637,704	2,627,640
Galaxy Xxviii CLO Ltd.,
Series 2018-28A D 8.655%, 7/15/31 (l)§	500,000	491,921
Generate CLO 2 Ltd.,
Series 2A CR 7.524%, 1/22/31 (l)§	500,000	497,047
Gilbert Park CLO Ltd.,
Series 2017-1A D 8.605%, 10/15/30 (l)§	500,000	500,016
Goodgreen Trust,
Series 2020-1A A 2.630%, 4/15/55§	277,360	218,447
Invesco US CLO Ltd.,
Series 2023-3A B 8.069%, 7/15/36 (l)§	500,000	502,143
Series 2023-3A C 8.569%, 7/15/36 (l)§	500,000	502,458
ITE Rail Fund Levered LP,
Series 2021-3A A 2.210%, 6/28/51§	447,746	397,290

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
JOL Air Ltd.,
Series 2019-1 A 3.967%, 4/15/44§	$328,736	$299,101
Kestrel Aircraft Funding Ltd.,
Series 2018-1A A 4.250%, 12/15/38§	493,684	435,676
LCM 28 Ltd.,
Series 28A D 8.627%, 10/20/30 (l)§	500,000	461,161
Long Point Park CLO Ltd.,
Series 2017-1A C 8.064%, 1/17/30 (l)§	500,000	482,184
MACH 1 Cayman Ltd.,
Series 2019-1 A 3.474%, 10/15/39§	848,043	732,554
Madison Park Funding XX Ltd.,
Series 2016-20A DR 8.649%, 7/27/30 (l)§	900,000	900,002
Magnetite XXIII Ltd.,
Series 2019-23A DR 8.690%, 1/25/35 (l)§	500,000	497,320
Magnetite XXXI Ltd.,
Series 2021-31A E 11.655%, 7/15/34 (l)§	500,000	489,683
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A2C 5.770%, 7/25/37 (l)	5,225,170	1,154,536
MF1 Ltd.,
Series 2021-FL7 A 6.553%, 10/16/36 (l)§	446,186	441,795
MidOcean Credit CLO III,
Series 2014-3A BR 7.474%, 4/21/31 (l)§	1,000,000	992,559
Mosaic Solar Loan Trust,
Series 2018-1A A 4.010%, 6/22/43§	154,205	141,572
Series 2018-2GS A 4.200%, 2/22/44§	254,552	234,993
Series 2019-2A B 3.280%, 9/20/40§	216,124	189,846
Nassau Ltd.,
Series 2018-IA A 6.805%, 7/15/31 (l)§	479,493	477,904
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	1,361,250	1,218,498
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	4,875,000	4,262,252
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A DR 8.527%, 7/20/31 (l)§	1,000,000	987,727
NP SPE II LLC,
Series 2017-1A A1 3.372%, 10/21/47§	290,786	276,765
Octagon 53 Ltd.,
Series 2021-1A E 12.155%, 4/15/34 (l)§	1,000,000	904,670
Octagon Investment Partners 31 Ltd.,
Series 2017-1A DR 9.077%, 7/20/30 (l)§	500,000	499,992
Octagon Investment Partners 34 Ltd.,
Series 2017-1A D 8.177%, 1/20/30 (l)§	500,000	476,747
OHA Credit Funding 5 Ltd.,
Series 2020-5A E 11.907%, 4/18/33 (l)§	1,000,000	999,873
Option One Mortgage Loan Trust,
Series 2006-1 M2 6.040%, 1/25/36 (l)	3,164,000	2,287,923
Ownit Mortgage Loan Trust,
Series 2006-3 M1 5.965%, 3/25/37 (l)	2,305,080	2,142,963
Pagaya AI Debt Trust,
Series 2022-1 A 2.030%, 10/15/29§	706,588	696,563
Primrose Funding LLC,
Series 2019-1A A2 4.475%, 7/30/49§	967,500	922,626
Progress Residential Trust,
Series 2022-SFR5 A 4.451%, 6/17/39§	1,184,092	1,145,017
PRPM LLC,
Series 2021-10 A1 2.487%, 10/25/26 (e)§	1,348,151	1,272,613
Series 2021-2 A2 3.770%, 3/25/26 (l)§	3,100,000	2,903,146
Retained Vantage Data Centers Issuer LLC,
Series 2023-1A B 5.750%, 9/15/48§	1,500,000	1,385,361
Sapphire Aviation Finance II Ltd.,
Series 2020-1A A 3.228%, 3/15/40§	332,692	283,823
Sound Point CLO XX Ltd.,
Series 2018-2A C 7.591%, 7/26/31 (l)§	500,000	478,561
Sound Point CLO XXIV,
Series 2019-3A DR 9.140%, 10/25/34 (l)§	500,000	438,173
Sound Point CLO XXVI Ltd.,
Series 2020-1A DR 9.027%, 7/20/34(l)§	500,000	477,643
Sound Point CLO XXXII Ltd.,
Series 2021-4A D 9.040%, 10/25/34 (l)§	500,000	472,170
Stack Infrastructure Issuer LLC,
Series 2019-2A A2 3.080%, 10/25/44§	500,000	485,935
Series 2020-1A A2 1.893%, 8/25/45§	500,000	464,257
Sunnova Helios II Issuer LLC,
Series 2021-B B 2.010%, 7/20/48§	530,716	431,139
Sunnova Helios V Issuer LLC,
Series 2021-A A 1.800%, 2/20/48§	597,630	506,915
Sunnova Sol II Issuer LLC,
Series 2020-2A A 2.730%, 11/1/55§	687,068	561,777
Sunrun Atlas Issuer LLC,
Series 2019-2 A 3.610%, 2/1/55§	442,328	405,280

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
TAL Advantage VII LLC,
Series 2020-1A A 2.050%, 9/20/45§	$263,500	$239,378
THL Credit Wind River CLO Ltd.,
Series 2014-2A DR 8.555%, 1/15/31 (l)§	500,000	468,073
Series 2014-2A ER 11.405%, 1/15/31 (l)§	500,000	409,946
Series 2018-1A B 7.305%, 7/15/30 (l)§	2,000,000	1,991,070
Series 2018-1A D 8.555%, 7/15/30 (l)§	500,000	480,095
Series 2018-1A E 11.155%, 7/15/30 (l)§	500,000	441,480
Series 2018-3A D 8.627%, 1/20/31 (l)§	1,400,000	1,348,637
Thunderbolt Aircraft Lease Ltd.,
Series 2017-A A 4.212%, 5/17/32 (e)§	353,214	324,111
Triton Container Finance VIII LLC,
Series 2020-1A A 2.110%, 9/20/45§	361,875	322,018
Triumph Rail Holdings LLC,
Series 2021-2 A 2.150%, 6/19/51§	445,239	397,426
TRTX Issuer Ltd.,
Series 2021-FL4 A 6.676%, 3/15/38 (l)§	564,822	556,474
United Airlines Pass-Through Trust,
Series 2016-1 B 3.650%, 1/7/26	303,819	282,218
Upland CLO Ltd.,
Series 2016-1A CR 8.577%, 4/20/31 (l)§	1,000,000	989,693
Upstart Securitization Trust,
Series 2021-5 B 2.490%, 11/20/31§	900,000	872,325
Vivint Solar Financing V LLC,
Series 2018-1A A 4.730%, 4/30/48§	881,079	823,266
VOLT CVI LLC,
Series 2021-NP12 A1 2.734%, 12/26/51 (e)§	2,004,865	1,867,958
Voya CLO Ltd.,
Series 2014-4A DR 11.605%, 7/14/31 (l)§	1,000,000	760,191
Series 2017-3A CR 8.827%, 4/20/34 (l)§	1,500,000	1,440,568
WAVE LLC,
Series 2019-1 A 3.597%, 9/15/44§	708,628	591,718
Wind River CLO Ltd.,
Series 2014-3A DR2 9.074%, 10/22/31 (l)§	1,500,000	1,342,772

Total Asset-Backed Securities		85,404,584

Collateralized Mortgage Obligations (14.5%)
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)§	449,449	442,984
Alternative Loan Trust,
Series 2005-69 A1 6.012%, 12/25/35 (l)	1,043,319	912,986
Series 2006-19CB A15 6.000%, 8/25/36	380,210	222,687
Series 2006-6CB 2A10 6.000%, 5/25/36	1,643,502	655,955
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§	3,400,000	3,113,947
Asset-Backed Certificates Trust,
Series 2006-IM1 A2 5.950%, 4/25/36 (l)	717,246	618,440
Banc of America Funding Trust,
Series 2005-6 1A8 6.000%, 10/25/35	176,463	139,519
Series 2007-5 3A1 6.000%, 7/25/37	1,446,230	1,182,668
Banc of America Mortgage Trust,
Series 2007-3 2A8 7.000%, 9/25/37	1,979,178	1,643,234
CHL Mortgage Pass-Through Trust,
Series 2006-21 A2 6.000%, 2/25/37	1,656,458	778,699
Series 2006-J4 A5 6.250%, 9/25/36	304,452	120,936
Series 2007-14 A18 6.000%, 9/25/37	1,447,371	737,017
Series 2007-HY1 1A1 3.789%, 4/25/37 (l)	152,969	139,208
Series 2007-HY1 2A1 3.774%, 3/25/37 (l)	59,554	52,894
Citigroup Mortgage Loan Trust,
Series 2006-AR2 1A2 4.412%, 3/25/36 (l)	89,744	84,247
Series 2006-AR7 2A3A 4.434%, 11/25/36 (l)	169,103	159,415
CitiMortgage Alternative Loan Trust,
Series 2007-A2 1A4 6.000%, 2/25/37	1,067,803	948,716
COLT Mortgage Loan Trust,
Series 2023-2 A1 6.596%, 7/25/68 (e)§	2,464,370	2,496,823
Connecticut Avenue Securities Trust,
Series 2022-R02 2M2 8.337%, 1/25/42 (l)§	2,500,000	2,533,527
CSMC Mortgage-Backed Trust,
Series 2006-5 3A1 6.500%, 6/25/36	5,262,371	1,017,590
FHLMC,
Series 4050 ND 2.500%, 9/15/41	118,116	114,613
Series 4076 QD 2.500%, 11/15/41	126,635	121,715
Series 4287 TB 3.500%, 12/15/33	1,993,573	1,892,754
Series 4471 GA 3.000%, 2/15/44	211,971	197,263
Series 4483 CA 3.000%, 6/15/44	97,762	92,074
Series 5057 AX 2.000%, 12/25/50	1,248,033	776,471

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series 5189 BJ 2.500%, 5/25/48	$2,257,461	$1,986,885
FHLMC STACR REMIC Trust,
Series 2022-DNA2 M1B 7.737%, 2/25/42 (l)§	1,000,000	1,011,851
Series 2022-DNA3 M1B 8.237%, 4/25/42 (l)§	2,800,000	2,874,986
Figure Line of Credit Trust,
Series 2020-1 A 4.040%, 9/25/49 (l)§	565,636	542,968
FNMA,
Series 2012-100 GN 2.500%, 9/25/42	3,660,216	3,167,255
Series 2013-18 CD 1.500%, 10/25/27	96,257	93,716
Series 2013-54 NP 2.500%, 3/25/43	447,286	410,567
Series 2014-89 FM 5.852%, 1/25/45 (l)	3,577,592	3,485,890
Series 2015-42 CA 3.000%, 3/25/44	283,876	267,184
Series 2017-112 ZC 3.000%, 1/25/48	2,633,287	2,141,368
Series 2017-46 ZL 3.500%, 6/25/57	3,524,367	2,918,942
Series 2018-44 PZ 3.500%, 6/25/48	2,127,075	1,926,277
Series 2021-48 NS 3.361%, 8/25/51 IO (l)	2,155,164	79,969
Series 2022-17 ZG 2.500%, 1/25/52	3,134,021	1,802,292
Series 2022-40 AZ 2.000%, 8/25/50	6,697,787	4,523,989
GNMA,
Series 2019-36 EB 3.500%, 3/20/49	2,411,765	2,170,957
Series 2019-90 BF 5.822%, 7/20/49 (l)	2,046,283	1,982,761
Series 2020-188 2.000%, 12/20/50 IO	2,547,152	268,087
Series 2021-117 ID 3.500%, 6/20/51 IO	1,541,031	249,185
GreenPoint Mortgage Funding Trust,
Series 2007-AR2 1A3 5.950%, 4/25/47 (l)	2,342,975	1,981,982
HomeBanc Mortgage Trust,
Series 2005-4 M4 6.445%, 10/25/35 (l)	7,066,300	5,750,825
Imperial Fund Mortgage Trust,
Series 2021-NQM4 M1 3.446%, 1/25/57 (l)§	1,500,000	1,083,390
OBX Trust,
Series 2023-NQM4 A1 6.113%, 3/25/63 (e)§	2,277,163	2,289,996
RALI Trust,
Series 2006-QS17 A7 6.000%, 12/25/36	1,414,249	1,147,895
Series 2007-QS8 A10 6.000%, 6/25/37	904,853	677,952
RBSGC Mortgage Loan Trust,
Series 2005-A 3A 6.000%, 4/25/35	1,414,713	574,942
RFMSI Trust,
Series 2006-S6 A14 6.000%, 7/25/36	122,070	101,970
Seasoned Credit Risk Transfer Trust,
Series 2018-2 HV 3.000%, 11/25/57 (l)	2,044,755	1,807,196
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A2A 6.350%, 10/25/35 (l)	928,104	854,491
Suntrust Alternative Loan Trust,
Series 2005-1F 2A8 6.000%, 12/25/35	108,393	98,834
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§	2,500,000	2,045,053
Verus Securitization Trust,
Series 2020-4 M1 3.291%, 5/25/65 (l)§	1,200,000	1,066,146
Series 2021-3 M1 2.397%, 6/25/66 (l)§	2,500,000	1,652,178
Series 2023-INV1 A1 5.999%, 2/25/68 (e)§	2,620,993	2,622,518
Wells Fargo Alternative Loan Trust,
Series 2007-PA2 1A1 6.000%, 6/25/37	122,035	110,383
Series 2007-PA6 A1 5.674%, 12/28/37 (l)	825,176	735,593

Total Collateralized Mortgage Obligations		77,702,855

Commercial Mortgage-Backed Securities (5.9%)
BAMLL Commercial Mortgage Securities Trust,
Series 2016-ISQ C 3.606%, 8/14/34 (l)§	516,000	269,951
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7 C 4.343%, 9/15/48 (l)	886,000	727,219
BANK,
Series 2017-BNK5 B 3.896%, 6/15/60 (l)	557,000	501,140
Series 2017-BNK5 C 4.191%, 6/15/60 (l)	600,000	483,314
Series 2019-BN23 A3 2.920%, 12/15/52	550,000	487,199
Series 2021-BN35 A5 2.285%, 6/15/64	343,000	285,823
Series 2021-BN37 C 3.108%, 11/15/64 (l)	412,000	283,231
Series 2022-BNK39 AS 3.181%, 2/15/55	698,000	564,244
Series 2022-BNK39 E 2.500%, 2/15/55§	174,000	90,506
BBCMS Mortgage Trust,
Series 2018-TALL F 8.794%, 3/15/37 (l)§	550,000	286,144
Series 2020-C6 F5TC 3.688%, 2/15/53 (l)§	644,000	411,422
Series 2021-C12 A5 2.689%, 11/15/54	653,000	550,418
Series 2021-C12 XD 1.033%, 11/15/54 IO (l)§	9,899,000	659,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series 2021-C9 A5 2.299%, 2/15/54	$668,000	$564,900
Series 2023-C19 A5 5.451%, 4/15/56	525,000	539,177
Benchmark Mortgage Trust,
Series 2018-B2 C 4.286%, 2/15/51 (l)	803,000	637,827
Series 2020-B19 A2 1.691%, 9/15/53	520,000	477,455
Series 2021-B23 XA 1.267%, 2/15/54 IO (l)	4,841,212	291,676
Series 2022-B32 AS 3.410%, 1/15/55 (l)	650,000	519,202
BX Trust,
Series 2019-OC11 D 3.944%, 12/9/41 (l)§	517,000	451,515
Series 2019-OC11 E 3.944%, 12/9/41 (l)§	458,000	384,420
Series 2021-VIEW C 7.826%, 6/15/36 (l)§	601,000	566,345
Series 2021-VIEW D 8.376%, 6/15/36 (l)§	601,000	557,453
Cantor Commercial Real Estate Lending,
Series 2019-CF1 65C 4.123%, 5/15/52 (l)§	502,000	292,691
CFCRE Commercial Mortgage Trust,
Series 2016-C6 B 3.804%, 11/10/49	900,000	777,757
Series 2017-C8 B 4.199%, 6/15/50 (l)	514,000	452,173
Citigroup Commercial Mortgage Trust,
Series 2016-GC36 B 4.746%, 2/10/49 (l)	504,000	404,514
Series 2016-P4 XA 1.892%, 7/10/49 IO (l)	650,572	22,780
Series 2017-C4 B 4.096%, 10/12/50 (l)	343,000	308,979
Series 2019-GC41 B 3.199%, 8/10/56	276,000	228,715
Series 2020-420K D 3.312%, 11/10/42 (l)§	350,000	274,667
Series 2020-420K E 3.312%, 11/10/42 (l)§	350,000	253,523
Series 2020-555 F 3.503%, 12/10/41 (l)§	364,000	263,833
Series 2020-555 G 3.503%, 12/10/41 (l)§	364,000	245,012
Series 2020-GC46 B 3.150%, 2/15/53 (l)	401,000	306,009
Commercial Mortgage Trust,
Series 2014-CR16 C 4.913%, 4/10/47 (l)	900,000	806,223
Series 2014-LC17 AM 4.188%, 10/10/47 (l)	500,000	482,397
Series 2015-CR25 B 4.516%, 8/10/48 (l)	675,000	633,102
Series 2015-CR26 XA 0.892%, 10/10/48 IO (l)	1,037,074	11,174
Series 2015-DC1 C 4.297%, 2/10/48 (l)	100,000	80,482
Series 2016-DC2 XA 0.915%, 2/10/49 IO (l)	697,805	10,228
Series 2020-CX D 2.683%, 11/10/46 (l)§	900,000	675,196
CSAIL Commercial Mortgage Trust,
Series 2015-C1 XA 0.805%, 4/15/50 IO (l)	1,251,977	5,708
Series 2016-C6 B 3.924%, 1/15/49 (l)	485,000	429,276
CSMC Trust,
Series 2021-B33 B 3.645%, 10/10/43 (l)§	679,000	512,202
Series 2021-B33 C 3.645%, 10/10/43 (l)§	228,000	165,697
GS Mortgage Securities Corp. Trust,
Series 2018-RIVR C 6.909%, 7/15/35 (l)§	272,000	157,092
GS Mortgage Securities Trust,
Series 2014-GC26 D 4.599%, 11/10/47 (l)§	197,000	138,464
Series 2015-GS1 B 4.238%, 11/10/48 (l)	582,000	496,586
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 XA 0.883%, 1/15/49 IO (l)	602,267	8,089
Series 2020-LOOP E 3.861%, 12/5/38 (l)§	345,000	228,896
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23 D 3.982%, 9/15/47 (l)§	370,000	325,343
Series 2015-C27 D 3.803%, 2/15/48(l)§	347,000	201,644
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.704%, 7/15/50 (l)	800,000	593,874
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 AS 3.484%, 6/15/49	800,000	707,442
Series 2016-C2 XA 1.478%, 6/15/49 IO (l)	693,476	16,841
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	400,000	342,548
LSTAR Commercial Mortgage Trust,
Series 2016-4 C 4.606%, 3/10/49 (l)§	72,000	60,450
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31 B 3.880%, 11/15/49 (l)	871,000	758,768
Series 2017-C33 B 4.105%, 5/15/50	753,000	671,804
Morgan Stanley Capital I Trust,
Series 2015-UBS8 XA 0.832%, 12/15/48 IO (l)	892,230	10,499
Series 2016-UB11 XA 1.437%, 8/15/49 IO (l)	733,382	21,500
Series 2019-H7 C 4.128%, 7/15/52	850,000	668,237
Series 2021-L7 XD 0.923%, 10/15/54 IO (l)§	11,180,000	644,636

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
NJ Trust,
Series 2023-GSP A 6.697%, 1/6/29 (l)§	$500,000	$513,316
SG Commercial Mortgage Securities Trust,
Series 2016-C5 XA 1.859%, 10/10/48 IO (l)	500,264	15,241
SLG Office Trust,
Series 2021-OVA E 2.851%, 7/15/41§	603,000	457,304
Series 2021-OVA F 2.851%, 7/15/41§	603,000	427,869
UBS Commercial Mortgage Trust,
Series 2017-C1 B 4.036%, 6/15/50	1,336,000	1,170,112
Series 2017-C6 B 4.154%, 12/15/50 (l)	343,000	292,364
Series 2017-C7 C 4.590%, 12/15/50 (l)	1,009,000	865,236
Series 2018-C10 C 5.047%, 5/15/51 (l)	640,000	549,485
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 D 3.746%, 3/10/46 (l)§	499,000	315,271
Velocity Commercial Capital Loan Trust,
Series 2019-1 M1 3.940%, 3/25/49 (l)§	434,771	374,482
Series 2019-1 M2 4.010%, 3/25/49 (l)§	200,391	179,512
Series 2019-1 M3 4.120%, 3/25/49 (l)§	171,489	148,526
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30 XA 0.874%, 9/15/58 IO (l)	6,298,228	70,943
Series 2015-C31 C 4.594%, 11/15/48 (l)	105,000	84,980
Series 2015-P2 XA 0.923%, 12/15/48 IO (l)	624,535	8,294
Series 2016-C35 B 3.438%, 7/15/48	533,000	459,618
Series 2016-NXS6 B 3.811%, 11/15/49	750,000	679,501
Series 2016-NXS6 XA 1.586%, 11/15/49 IO (l)	698,036	20,921
Series 2017-RC1 XA 1.376%, 1/15/60 IO (l)	738,843	25,890
Series 2019-C50 C 4.345%, 5/15/52	412,000	343,601
Series 2020-C58 B 2.704%, 7/15/53	800,000	583,461
WFRBS Commercial Mortgage Trust,
Series 2014-C21 XA 0.985%, 8/15/47 IO (l)	1,766,975	3,954

Total Commercial Mortgage-Backed Securities		31,875,318

Corporate Bonds (22.1%)
Communication Services (1.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc. 4.300%, 2/15/30	500,000	489,337
2.750%, 6/1/31	175,000	153,074
3.500%, 9/15/53	899,000	655,461
CCO Holdings LLC 4.750%, 3/1/30§	140,000	127,953
4.750%, 2/1/32§	150,000	131,715
4.250%, 1/15/34§	115,000	93,150
Frontier Communications Holdings LLC 5.875%, 10/15/27§	45,000	43,369
5.000%, 5/1/28§	110,000	101,750
KT Corp. 2.500%, 7/18/26 (m)	600,000	563,292
Level 3 Financing, Inc. 10.500%, 5/15/30 (x)§	106,000	102,820
NBN Co. Ltd. 1.450%, 5/5/26§	275,000	254,210
Verizon Communications, Inc. 3.150%, 3/22/30	500,000	456,396
3.875%, 3/1/52	115,000	93,823

		3,266,350

Entertainment (0.1%)
Live Nation Entertainment, Inc. 6.500%, 5/15/27§	95,000	96,306
4.750%, 10/15/27§	195,000	186,410
Netflix, Inc. 4.875%, 4/15/28 (x)	150,000	151,589

		434,305

Interactive Media & Services (0.1%)
Meta Platforms, Inc. 3.850%, 8/15/32	325,000	309,209
4.450%, 8/15/52	355,000	325,876

		635,085

Media (0.5%)
Charter Communications Operating LLC 4.908%, 7/23/25	305,000	301,718
3.500%, 3/1/42	365,000	254,588
Clear Channel Outdoor Holdings, Inc. 7.500%, 6/1/29§	75,000	62,625
Comcast Corp. 3.950%, 10/15/25	185,000	182,437
3.400%, 4/1/30	330,000	308,582
Directv Financing LLC 5.875%, 8/15/27§	110,000	103,571
DISH DBS Corp. 5.750%, 12/1/28§	135,000	107,676
GCI LLC 4.750%, 10/15/28§	150,000	136,920
Interpublic Group of Cos., Inc. (The) 5.400%, 10/1/48	240,000	227,266
McGraw-Hill Education, Inc. 5.750%, 8/1/28 (x)§	125,000	120,153
News Corp. 5.125%, 2/15/32§	90,000	85,627
Scripps Escrow II, Inc. 3.875%, 1/15/29§	100,000	88,202
Sirius XM Radio, Inc. 5.500%, 7/1/29§	105,000	101,220
Townsquare Media, Inc. 6.875%, 2/1/26§	135,000	131,823
Univision Communications, Inc. 7.375%, 6/30/30 (x)§	105,000	104,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
VTR Comunicaciones SpA 5.125%, 1/15/28 (m)	$200,000	$95,062

		2,412,133

Wireless Telecommunication Services (0.5%)
CT Trust 5.125%, 2/3/32 (m)(x)	800,000	694,744
Millicom International Cellular SA 5.125%, 1/15/28 (m)	180,000	167,409
6.250%, 3/25/29 (m)	360,000	341,180
T-Mobile USA, Inc. 2.250%, 2/15/26	315,000	298,643
4.750%, 2/1/28	180,000	179,414
3.875%, 4/15/30	300,000	284,988
2.550%, 2/15/31	500,000	430,675
3.400%, 10/15/52	355,000	258,200

		2,655,253

Total Communication Services		9,403,126

Consumer Discretionary (1.2%)
Automobile Components (0.0%)†
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	115,000	104,938

Automobiles (0.2%)
Ford Motor Co. 3.250%, 2/12/32	380,000	314,837
Hyundai Capital America 2.650%, 2/10/25§	620,000	601,028

		915,865

Distributors (0.1%)
BCPE Empire Holdings, Inc. 7.625%, 5/1/27 (x)§	195,000	187,200
Dealer Tire LLC 8.000%, 2/1/28§	85,000	84,363

		271,563

Diversified Consumer Services (0.0%)†
Metis Merger Sub LLC 6.500%, 5/15/29§	160,000	144,240

Hotels, Restaurants & Leisure (0.7%)
Caesars Entertainment, Inc. 4.625%, 10/15/29§	155,000	139,268
Carnival Corp. 5.750%, 3/1/27§	390,000	379,154
Cedar Fair LP 5.250%, 7/15/29	130,000	122,525
Expedia Group, Inc. 5.000%, 2/15/26	150,000	149,250
3.800%, 2/15/28 (x)	285,000	273,970
2.950%, 3/15/31	45,000	39,786
Fertitta Entertainment LLC 6.750%, 1/15/30§	110,000	96,637
Light & Wonder International, Inc. 7.250%, 11/15/29§	140,000	143,500
Marriott International, Inc.
Series II 2.750%, 10/15/33 (x)	380,000	313,240
Series R 3.125%, 6/15/26	315,000	302,373
McDonald’s Corp. 4.450%, 3/1/47	355,000	324,457
Midwest Gaming Borrower LLC 4.875%, 5/1/29 (x)§	210,000	194,775
NCL Corp. Ltd. 5.875%, 2/15/27§	150,000	148,972
Premier Entertainment Sub LLC 5.625%, 9/1/29§	75,000	59,268
Scientific Games Holdings LP 6.625%, 3/1/30§	215,000	202,702
Viking Cruises Ltd. 5.875%, 9/15/27 (x)§	200,000	194,500
9.125%, 7/15/31§	360,000	384,750

		3,469,127

Household Durables (0.0%)†
Mattamy Group Corp. 4.625%, 3/1/30§	180,000	165,375

Specialty Retail (0.2%)
Lowe’s Cos., Inc. 4.400%, 9/8/25	180,000	178,794
5.625%, 4/15/53 (x)	185,000	193,642
Michaels Cos., Inc. (The) 5.250%, 5/1/28 (x)§	125,000	98,750
O’Reilly Automotive, Inc. 5.750%, 11/20/26	150,000	153,568
Sonic Automotive, Inc. 4.625%, 11/15/29 (x)§	265,000	240,236
SRS Distribution, Inc. 4.625%, 7/1/28§	165,000	156,337
Staples, Inc. 7.500%, 4/15/26§	55,000	50,962
Victoria’s Secret & Co. 4.625%, 7/15/29§	95,000	79,087

		1,151,376

Textiles, Apparel & Luxury Goods (0.0%)†
Tapestry, Inc. 7.050%, 11/27/25	150,000	153,706

Total Consumer Discretionary		6,376,190

Consumer Staples (1.2%)
Beverages (0.1%)
Constellation Brands, Inc. 3.150%, 8/1/29	250,000	231,778
2.875%, 5/1/30	90,000	80,652
PepsiCo, Inc. 3.600%, 2/18/28	190,000	186,012
Primo Water Holdings, Inc. 4.375%, 4/30/29§	155,000	142,213

		640,655

Consumer Staples Distribution & Retail (0.3%)
Dollar General Corp. 4.250%, 9/20/24	150,000	148,287
Dollar Tree, Inc. 4.000%, 5/15/25	555,000	545,179
3.375%, 12/1/51	65,000	45,049
Sysco Corp. 6.000%, 1/17/34	465,000	503,302
United Natural Foods, Inc. 6.750%, 10/15/28 (x)§	115,000	92,691

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
US Foods, Inc. 7.250%, 1/15/32§	$200,000	$208,750

		1,543,258

Food Products (0.6%)
Agrosuper SA 4.600%, 1/20/32 (m)	500,000	429,830
BRF SA 4.875%, 1/24/30 (m)	200,000	175,078
Frigorifico Concepcion SA 7.700%, 7/21/28 (m)	400,000	333,540
JBS USA LUX SA 3.750%, 12/1/31	400,000	345,390
MARB BondCo plc 3.950%, 1/29/31 (m)	500,000	403,800
Minerva Luxembourg SA 4.375%, 3/18/31 (m)	500,000	410,910
8.875%, 9/13/33§	200,000	211,502
NBM US Holdings, Inc. 6.625%, 8/6/29 (m)	200,000	193,382
Smithfield Foods, Inc. 4.250%, 2/1/27§	575,000	550,652

		3,054,084

Personal Care Products (0.1%)
Coty, Inc. 5.000%, 4/15/26§	150,000	147,616
6.625%, 7/15/30§	180,000	184,950

		332,566

Tobacco (0.1%)
Philip Morris International, Inc. 5.500%, 9/7/30 (x)	690,000	711,741

Total Consumer Staples		6,282,304

Energy (2.4%)
Energy Equipment & Services (0.2%)
Guara Norte Sarl 5.198%, 6/15/34 (m)	514,074	468,825
Halliburton Co. 4.850%, 11/15/35	125,000	123,143
Transocean Poseidon Ltd. 6.875%, 2/1/27§	157,500	156,319
Transocean, Inc. 8.000%, 2/1/27§	100,000	98,500
Weatherford International Ltd. 8.625%, 4/30/30§	70,000	72,892

		919,679

Oil, Gas & Consumable Fuels (2.2%)
Antero Midstream Partners LP 5.750%, 3/1/27§	64,000	63,280
BP Capital Markets America, Inc. 4.893%, 9/11/33 (x)	310,000	315,186
2.939%, 6/4/51	185,000	128,298
Callon Petroleum Co. 7.500%, 6/15/30§	195,000	196,219
Canacol Energy Ltd. 5.750%, 11/24/28 (m)	400,000	291,228
Cheniere Energy, Inc. 4.625%, 10/15/28	315,000	305,550
Chesapeake Energy Corp. 5.875%, 2/1/29§	190,000	185,725
Civitas Resources, Inc. 8.375%, 7/1/28§	125,000	130,339
CNX Resources Corp. 6.000%, 1/15/29§	175,000	167,344
Cosan Luxembourg SA 7.500%, 6/27/30§	200,000	207,580
Cosan Overseas Ltd. 8.250%, 2/5/24 (m)(y)	400,000	397,000
Ecopetrol SA 4.625%, 11/2/31	150,000	126,891
5.875%, 5/28/45	100,000	78,400
5.875%, 11/2/51	700,000	528,937
EIG Pearl Holdings Sarl 3.545%, 8/31/36 (m)	200,000	173,813
Energy Transfer LP 4.750%, 1/15/26	305,000	302,725
4.400%, 3/15/27	185,000	180,899
5.000%, 5/15/44 (e)	365,000	319,746
EQM Midstream Partners LP 4.750%, 1/15/31§	150,000	139,485
Exxon Mobil Corp. 4.227%, 3/19/40	305,000	282,266
Fermaca Enterprises S de RL de CV 6.375%, 3/30/38 (m)	225,443	216,853
Galaxy Pipeline Assets Bidco Ltd. 2.160%, 3/31/34§	849,440	736,358
Geopark Ltd. 5.500%, 1/17/27 (m)	400,000	352,356
GNL Quintero SA 4.634%, 7/31/29 (m)	353,000	344,727
Gran Tierra Energy, Inc. 9.500%, 10/15/29§	333,000	289,710
Hess Midstream Operations LP 4.250%, 2/15/30§	155,000	142,839
Hilcorp Energy I LP 5.750%, 2/1/29§	150,000	145,687
8.375%, 11/1/33§	35,000	37,014
Kinder Morgan Energy Partners LP 6.950%, 1/15/38	510,000	561,793
Marathon Petroleum Corp. 5.125%, 12/15/26	240,000	242,507
NGL Energy Operating LLC 7.500%, 2/1/26§	120,000	120,750
NGPL PipeCo LLC 3.250%, 7/15/31§	145,000	125,446
Occidental Petroleum Corp. 6.625%, 9/1/30	290,000	308,076
Oleoducto Central SA 4.000%, 7/14/27 (m)	200,000	184,978
ONEOK, Inc. 3.400%, 9/1/29	170,000	156,661
6.625%, 9/1/53	145,000	162,137
Parkland Corp. 4.500%, 10/1/29§	195,000	178,251
Permian Resources Operating LLC 7.000%, 1/15/32§	100,000	102,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Petroleos del Peru SA 4.750%, 6/19/32 (m)	$400,000	$282,852
5.625%, 6/19/47 (m)	200,000	122,958
Petroleos Mexicanos 6.750%, 9/21/47	300,000	196,275
Sabine Pass Liquefaction LLC 5.000%, 3/15/27	240,000	240,884
Sitio Royalties Operating Partnership LP 7.875%, 11/1/28§	95,000	98,087
Southwestern Energy Co. 5.375%, 2/1/29	145,000	141,243
Sunoco LP 6.000%, 4/15/27	90,000	89,550
4.500%, 5/15/29	65,000	60,072
TransCanada PipeLines Ltd. 4.625%, 3/1/34	500,000	473,073
Transportadora de Gas del Peru SA 4.250%, 4/30/28 (m)	500,000	488,281
UEP Penonome II SA 6.500%, 10/1/38 (m)	616,297	465,882
Venture Global LNG, Inc. 8.125%, 6/1/28§	140,000	140,812
8.375%, 6/1/31§	90,000	90,900
9.875%, 2/1/32§	90,000	93,712

		11,914,385

Total Energy		12,834,064

Financials (4.4%)
Banks (2.4%)
Australia & New Zealand Banking Group Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 2.570%, 11/25/35 (k)§	465,000	374,884
Banco GNB Sudameris SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 7.051%, 4/3/27 (k)(m)	100,000	96,125
Banco Industrial SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.875%, 1/29/31 (k)(m)	350,000	326,946
Banco Internacional del Peru SAA Interbank (ICE LIBOR USD 3 Month + 5.76%), 6.625%, 3/19/29 (k)(m)	100,000	99,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 4.000%, 7/8/30 (k)(m)	750,000	714,832
Banistmo SA 4.250%, 7/31/27 (m)	500,000	452,970
Bank of America Corp.
(SOFR + 1.11%), 3.841%, 4/25/25 (k)	175,000	173,972
(SOFR + 1.75%), 4.827%, 7/22/26 (k)	210,000	208,329
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	260,000	215,363
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)(x)	710,000	563,597
Bank of Montreal (USD Swap Semi 5 Year + 1.43%), 3.803%, 12/15/32 (k)	465,000	427,257
Bank of Nova Scotia (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.588%, 5/4/37 (k)	630,000	564,032
BNP Paribas SA (SOFR + 1.51%), 3.052%, 1/13/31 (k)§	750,000	658,036
BPCE SA 1.000%, 1/20/26§	325,000	299,159
Citigroup, Inc.
(SOFR + 0.69%), 2.014%, 1/25/26 (k)	120,000	115,357
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	150,000	141,306
Commonwealth Bank of Australia 4.316%, 1/10/48§	300,000	237,564
Corp. Financiera de Desarrollo SA (ICE LIBOR USD 3 Month + 5.61%), 5.250%, 7/15/29 (k)(m)	300,000	295,614
Global Bank Corp.
(ICE LIBOR USD 3 Month + 3.30%), 5.250%, 4/16/29 (k)(m)	300,000	267,426
HSBC Holdings plc (CME Term SOFR 3 Month + 1.64%), 7.008%, 9/12/26 (k)	650,000	656,541
Intercorp Financial Services, Inc. 4.125%, 10/19/27 (m)	300,000	273,534
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26 (k)(x)	215,000	208,403
(SOFR + 1.99%), 4.851%, 7/25/28 (k)	85,000	84,979
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	270,000	239,406
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	425,000	367,898
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	360,000	304,344
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	360,000	308,427
Lloyds Banking Group plc (ICE LIBOR USD 3 Month + 1.21%), 3.574%, 11/7/28 (k)	725,000	681,336
National Australia Bank Ltd. 2.990%, 5/21/31§	390,000	325,607
NatWest Markets plc 0.800%, 8/12/24§	270,000	262,196
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	155,000	141,898

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	$145,000	$149,539
Toronto-Dominion Bank (The) 4.693%, 9/15/27 (x)	605,000	603,841
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29 (k)	275,000	270,476
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)	280,000	268,263
(SOFR + 1.98%), 4.808%, 7/25/28 (k)(x)	300,000	297,767
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	310,000	274,737
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	455,000	492,717
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.020%, 11/18/36 (k)	385,000	311,749

		12,755,427

Capital Markets (0.7%)
BlackRock, Inc. 4.750%, 5/25/33	550,000	552,576
CI Financial Corp. 4.100%, 6/15/51	285,000	168,577
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.43%), 6.811%, 5/15/26 (k)	680,000	683,285
(SOFR + 0.82%), 6.226%, 9/10/27 (k)	210,000	205,317
Israel Electric Corp. Ltd.
Series 6 5.000%, 11/12/24 (m)	300,000	295,455
Macquarie Group Ltd.
(SOFR + 1.53%), 2.871%, 1/14/33 (k)§	840,000	686,798
Morgan Stanley
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	240,000	237,835
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	245,000	239,059
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	105,000	89,399
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	710,000	561,990

		3,720,291

Consumer Finance (0.6%)
American Express Co. 3.950%, 8/1/25	580,000	571,737
Avolon Holdings Funding Ltd. 3.250%, 2/15/27§	460,000	426,006
Capital One Financial Corp.
(SOFR + 2.16%), 4.985%, 7/24/26 (k)	180,000	177,847
(SOFR + 2.44%), 7.149%, 10/29/27 (k)	145,000	150,558
General Motors Financial Co., Inc. 2.400%, 10/15/28	350,000	310,226
3.100%, 1/12/32	370,000	315,013
John Deere Capital Corp. 4.700%, 6/10/30	305,000	309,440
Navient Corp. 5.000%, 3/15/27	85,000	82,056
OneMain Finance Corp. 6.625%, 1/15/28	130,000	130,818
Synchrony Financial 3.950%, 12/1/27	530,000	496,985

		2,970,686

Financial Services (0.2%)
Global Payments, Inc. 4.950%, 8/15/27	305,000	305,203
Interoceanica IV Finance Ltd. (Zero Coupon), 11/30/25 (m)	54,203	50,095
Inversiones La Construccion SA 4.750%, 2/7/32 (m)	500,000	417,470
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/31 (x)§	215,000	199,413
PennyMac Financial Services, Inc. 4.250%, 2/15/29§	105,000	94,184
7.875%, 12/15/29§	110,000	113,181

		1,179,546

Insurance (0.5%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	105,000	103,425
AmWINS Group, Inc. 4.875%, 6/30/29§	155,000	140,914
Athene Global Funding (United States SOFR Compounded Index + 0.56%), 5.983%, 8/19/24 (k)§	305,000	303,643
Athene Holding Ltd. 5.875%, 1/15/34	315,000	318,084
Berkshire Hathaway Finance Corp. 2.850%, 10/15/50	305,000	213,133
3.850%, 3/15/52	185,000	154,933
Brighthouse Financial Global Funding 1.000%, 4/12/24§	115,000	113,351
2.000%, 6/28/28§	175,000	150,826
GTCR AP Finance, Inc. 8.000%, 5/15/27§	140,000	141,400
HUB International Ltd. 7.250%, 6/15/30 (x)§	80,000	84,498
Massachusetts Mutual Life Insurance Co. 3.200%, 12/1/61§	370,000	240,698
MetLife, Inc. 5.250%, 1/15/54	340,000	350,182
Willis North America, Inc. 4.500%, 9/15/28	560,000	545,438

		2,860,525

Total Financials		23,486,475

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Health Care (1.4%)
Biotechnology (0.3%)
AbbVie, Inc. 4.700%, 5/14/45	$666,000	$635,038
Amgen, Inc. 5.250%, 3/2/30	300,000	307,791
5.750%, 3/2/63	245,000	258,526
Gilead Sciences, Inc. 5.550%, 10/15/53	180,000	194,935

		1,396,290

Health Care Equipment & Supplies (0.2%)
Bausch & Lomb Escrow Corp. 8.375%, 10/1/28§	240,000	252,012
Becton Dickinson & Co. 4.693%, 2/13/28	275,000	276,047
Medline Borrower LP 5.250%, 10/1/29§	250,000	235,472
Zimmer Biomet Holdings, Inc. 5.350%, 12/1/28	175,000	179,800

		943,331

Health Care Providers & Services (0.7%)
AdaptHealth LLC 5.125%, 3/1/30§	120,000	94,500
Centene Corp. 2.500%, 3/1/31	520,000	432,278
Community Health Systems, Inc. 6.000%, 1/15/29 (x)§	140,000	125,653
CVS Health Corp. 5.125%, 2/21/30	150,000	152,285
5.300%, 6/1/33	305,000	312,630
5.875%, 6/1/53	310,000	326,917
Elevance Health, Inc. 2.375%, 1/15/25	245,000	237,980
4.550%, 5/15/52	120,000	109,550
HCA, Inc. 5.375%, 2/1/25 (x)	450,000	449,741
4.125%, 6/15/29 (x)	290,000	277,378
Legacy LifePoint Health LLC 4.375%, 2/15/27§	120,000	111,052
ModivCare Escrow Issuer, Inc. 5.000%, 10/1/29 (x)§	220,000	179,430
Owens & Minor, Inc. 6.625%, 4/1/30§	145,000	138,150
Tenet Healthcare Corp. 6.250%, 2/1/27 (x)	110,000	110,412
6.125%, 6/15/30	410,000	411,025
UnitedHealth Group, Inc. 5.050%, 4/15/53	375,000	378,618
4.950%, 5/15/62	125,000	122,758

		3,970,357

Health Care Technology (0.0%)†
IQVIA, Inc. 6.250%, 2/1/29§	205,000	212,664

Life Sciences Tools & Services (0.0%)†
Fortrea Holdings, Inc. 7.500%, 7/1/30§	190,000	196,175

Pharmaceuticals (0.2%)
1375209 BC Ltd. 9.000%, 1/30/28 (x)§	16,000	15,546
Bausch Health Cos., Inc. 6.125%, 2/1/27§	115,000	77,338
11.000%, 9/30/28§	29,000	21,064
14.000%, 10/15/30§	5,000	2,750
Merck & Co., Inc. 4.500%, 5/17/33	215,000	216,488
Pfizer Investment Enterprises Pte. Ltd. 4.750%, 5/19/33	245,000	245,226
Royalty Pharma plc 2.150%, 9/2/31	385,000	314,392
Viatris, Inc. 1.650%, 6/22/25	190,000	179,842

		1,072,646

Total Health Care		7,791,463

Industrials (2.3%)
Aerospace & Defense (0.2%)
Boeing Co. (The) 2.950%, 2/1/30	345,000	311,062
3.750%, 2/1/50	210,000	163,631
Bombardier, Inc. 8.750%, 11/15/30 (x)§	150,000	159,750
Spirit AeroSystems, Inc. 9.750%, 11/15/30§	125,000	134,688
TransDigm, Inc. 5.500%, 11/15/27 (x)	190,000	185,292

		954,423

Building Products (0.2%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	395,000	398,456
Builders FirstSource, Inc. 5.000%, 3/1/30§	120,000	115,542
Carrier Global Corp. 6.200%, 3/15/54§	55,000	63,938
Griffon Corp. 5.750%, 3/1/28	235,000	230,300
Owens Corning 4.400%, 1/30/48	340,000	290,162
Standard Industries, Inc. 4.375%, 7/15/30§	160,000	146,400

		1,244,798

Commercial Services & Supplies (0.2%)
Allied Universal Holdco LLC 6.625%, 7/15/26§	190,000	188,575
9.750%, 7/15/27§	110,000	107,548
Element Fleet Management Corp. 6.319%, 12/4/28§	300,000	308,285
Garda World Security Corp. 6.000%, 6/1/29§	230,000	204,412
GFL Environmental, Inc. 6.750%, 1/15/31§	90,000	92,736
Madison IAQ LLC 4.125%, 6/30/28§	165,000	150,150
Veralto Corp. 5.350%, 9/18/28§	210,000	214,487

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
WASH Multifamily Acquisition, Inc. 5.750%, 4/15/26§	$80,000	$77,400

		1,343,593

Construction & Engineering (0.0%)†
Pike Corp. 5.500%, 9/1/28 (x)§	210,000	200,067
8.625%, 1/31/31§	90,000	94,518

		294,585

Electrical Equipment (0.1%)
Eaton Corp. 4.350%, 5/18/28	155,000	155,310
Regal Rexnord Corp. 6.050%, 2/15/26§	150,000	151,617

		306,927

Ground Transportation (0.6%)
Burlington Northern Santa Fe LLC 5.200%, 4/15/54	220,000	228,995
CSX Corp. 3.800%, 11/1/46	790,000	655,358
Lima Metro Line 2 Finance Ltd. 5.875%, 7/5/34 (m)	266,544	262,791
Penske Truck Leasing Co. LP 5.750%, 5/24/26§	210,000	211,301
4.200%, 4/1/27§	285,000	275,270
Rumo Luxembourg Sarl 4.200%, 1/18/32 (m)	200,000	170,338
Ryder System, Inc. 5.650%, 3/1/28	300,000	308,684
Simpar Europe SA 5.200%, 1/26/31 (m)	200,000	172,794
Union Pacific Corp. 3.700%, 3/1/29 (x)	500,000	488,305
XPO, Inc. 7.125%, 6/1/31§	200,000	207,500

		2,981,336

Machinery (0.1%)
Parker-Hannifin Corp. 4.250%, 9/15/27	155,000	153,434
Weir Group plc (The) 2.200%, 5/13/26§	390,000	361,852

		515,286

Marine Transportation (0.1%)
MV24 Capital BV 6.748%, 6/1/34 (m)	483,816	450,771

Passenger Airlines (0.1%)
American Airlines, Inc. 7.250%, 2/15/28§	95,000	95,950
5.750%, 4/20/29§	295,000	286,587
8.500%, 5/15/29§	190,000	200,526

		583,063

Professional Services (0.1%)
Jacobs Engineering Group, Inc. 5.900%, 3/1/33	215,000	219,365
VT Topco, Inc. 8.500%, 8/15/30§	100,000	103,750

		323,115

Trading Companies & Distributors (0.2%)
Air Lease Corp. 1.875%, 8/15/26	195,000	179,099
Aviation Capital Group LLC 1.950%, 9/20/26§	470,000	425,802
Fortress Transportation and Infrastructure Investors LLC 7.875%, 12/1/30§	225,000	233,719

		838,620

Transportation Infrastructure (0.4%)
Adani International Container Terminal Pvt Ltd. 3.000%, 2/16/31 (m)	532,500	436,842
Adani International Container Terminal Pvt. Ltd. 3.000%, 2/16/31§	266,250	218,421
Adani Ports & Special Economic Zone Ltd. 4.000%, 7/30/27 (m)	200,000	177,875
4.000%, 7/30/27§	250,000	222,344
4.200%, 8/4/27 (m)	200,000	178,875
4.375%, 7/3/29 (m)	400,000	343,875
Fideicomiso PA Pacifico Tres 8.250%, 1/15/35 (m)	182,000	161,858
Rutas 2 & 7 Finance Ltd. (Zero Coupon), 9/30/36 (m)	346,667	227,066
Sydney Airport Finance Co. Pty. Ltd. 3.375%, 4/30/25§	225,000	219,332
3.625%, 4/28/26§	225,000	217,433

		2,403,921

Total Industrials		12,240,438

Information Technology (1.0%)
Communications Equipment (0.0%)†
CommScope, Inc. 4.750%, 9/1/29§	110,000	73,975

Electronic Equipment, Instruments & Components (0.0%)†
Arrow Electronics, Inc. 3.875%, 1/12/28	255,000	242,175

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom, Inc. 3.419%, 4/15/33§	540,000	473,805
3.187%, 11/15/36§	395,000	319,868
Foundry JV Holdco LLC 5.875%, 1/25/34§	250,000	257,279
Marvell Technology, Inc. 2.950%, 4/15/31	715,000	623,730
NXP BV 3.875%, 6/18/26	310,000	302,262
Renesas Electronics Corp. 2.170%, 11/25/26§	660,000	602,899
Texas Instruments, Inc. 5.000%, 3/14/53	95,000	97,547

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
TSMC Global Ltd. 1.250%, 4/23/26§	$415,000	$383,398

		3,060,788

Software (0.3%)
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	105,000	94,828
Central Parent LLC 8.000%, 6/15/29§	135,000	140,441
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	135,000	126,703
Fortinet, Inc. 1.000%, 3/15/26	330,000	302,300
Intuit, Inc. 5.500%, 9/15/53	295,000	321,534
Oracle Corp. 6.250%, 11/9/32	170,000	184,865
3.800%, 11/15/37	110,000	93,576
Workday, Inc. 3.700%, 4/1/29 (x)	325,000	312,252

		1,576,499

Technology Hardware, Storage & Peripherals (0.1%)
Hewlett Packard Enterprise Co. 5.900%, 10/1/24	240,000	240,540
NetApp, Inc. 1.875%, 6/22/25	315,000	299,614

		540,154

Total Information Technology		5,493,591

Materials (1.7%)
Chemicals (0.5%)
ASP Unifrax Holdings, Inc. 5.250%, 9/30/28§	80,000	58,300
Braskem Idesa SAPI 6.990%, 2/20/32 (m)	200,000	113,024
Braskem Netherlands Finance BV 7.250%, 2/13/33 (m)	200,000	166,500
CF Industries, Inc. 5.375%, 3/15/44	340,000	326,104
MEGlobal Canada ULC 5.000%, 5/18/25 (m)	200,000	197,600
Mosaic Co. (The) 5.375%, 11/15/28	300,000	305,845
Sasol Financing USA LLC 5.500%, 3/18/31	600,000	502,500
Unigel Luxembourg SA 8.750%, 10/1/26 (h)(m)	200,000	55,014
UPL Corp. Ltd. 4.500%, 3/8/28 (m)	200,000	176,000
4.625%, 6/16/30 (m)	400,000	334,625
WR Grace Holdings LLC 5.625%, 8/15/29§	115,000	101,116

		2,336,628

Containers & Packaging (0.3%)
Berry Global, Inc. 1.650%, 1/15/27	205,000	184,407
CCL Industries, Inc. 3.050%, 6/1/30§	245,000	214,298
Packaging Corp. of America 3.400%, 12/15/27 (x)	100,000	95,264
3.000%, 12/15/29	235,000	212,667
Pactiv Evergreen Group Issuer LLC 4.375%, 10/15/28 (x)§	165,000	154,275
Trident TPI Holdings, Inc. 12.750%, 12/31/28§	200,000	214,971
WRKCo., Inc. 3.750%, 3/15/25	555,000	544,048

		1,619,930

Metals & Mining (0.9%)
AngloGold Ashanti Holdings plc 3.750%, 10/1/30	200,000	173,563
BHP Billiton Finance USA Ltd. 5.250%, 9/8/30 (x)	595,000	615,293
CAP SA 3.900%, 4/27/31§	400,000	305,328
3.900%, 4/27/31 (m)	300,000	228,996
Cia de Minas Buenaventura SAA 5.500%, 7/23/26 (m)	400,000	381,588
CSN Resources SA 5.875%, 4/8/32 (m)	800,000	690,248
Freeport Indonesia PT 5.315%, 4/14/32§	200,000	195,625
Freeport-McMoRan, Inc. 4.375%, 8/1/28	300,000	289,098
5.250%, 9/1/29 (x)	200,000	201,853
4.625%, 8/1/30	50,000	48,368
Glencore Funding LLC 1.625%, 4/27/26§	295,000	273,040
Indonesia Asahan Aluminium PT 4.750%, 5/15/25 (m)	200,000	197,313
5.450%, 5/15/30 (m)	200,000	200,937
Industrias Penoles SAB de CV 4.150%, 9/12/29 (m)	300,000	278,250
Nexa Resources SA 5.375%, 5/4/27 (m)	200,000	193,652
Novelis Corp. 4.750%, 1/30/30§	110,000	103,296
SunCoke Energy, Inc. 4.875%, 6/30/29§	170,000	153,000
Vedanta Resources Finance II plc 9.250%, 4/23/26§	200,000	120,830
Vedanta Resources Ltd. 6.125%, 8/9/24 (m)	400,000	266,360

		4,916,638

Total Materials		8,873,196

Real Estate (1.0%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT) 3.700%, 8/15/27	750,000	722,924

Health Care REITs (0.0%)†
Sabra Health Care LP (REIT) 3.200%, 12/1/31 (x)	70,000	57,457

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31	375,000	312,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Park Intermediate Holdings LLC (REIT) 4.875%, 5/15/29§	$215,000	$199,863

		512,596

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT) 3.000%, 5/18/51	295,000	194,809
5.150%, 4/15/53	70,000	67,540
Corporate Office Properties LP (REIT) 2.900%, 12/1/33	245,000	189,534

		451,883

Real Estate Management & Development (0.0%)†
Realogy Group LLC 5.250%, 4/15/30§	100,000	73,875

Residential REITs (0.1%)
Invitation Homes Operating Partnership LP (REIT) 5.450%, 8/15/30	400,000	404,148
2.700%, 1/15/34	275,000	220,896

		625,044

Retail REITs (0.0%)†
Agree LP (REIT) 2.600%, 6/15/33	155,000	122,638

Specialized REITs (0.5%)
American Tower Corp. (REIT) 3.375%, 10/15/26	700,000	670,397
5.550%, 7/15/33 (x)	145,000	150,030
Crown Castle, Inc. (REIT) 3.700%, 6/15/26	300,000	289,833
3.650%, 9/1/27	839,000	798,309
2.250%, 1/15/31	200,000	165,749
Equinix, Inc. (REIT) 1.800%, 7/15/27	340,000	306,768
Iron Mountain, Inc. (REIT) 7.000%, 2/15/29 (x)§	235,000	240,607
4.500%, 2/15/31§	100,000	90,750

		2,712,443

Total Real Estate		5,278,860

Utilities (3.7%)
Electric Utilities (2.8%)
Adani Electricity Mumbai Ltd. 3.867%, 7/22/31 (m)	200,000	154,562
Adani Transmission Step-One Ltd. 4.000%, 8/3/26 (m)	200,000	182,500
AEP Transmission Co. LLC 5.400%, 3/15/53	70,000	72,112
AES Espana BV 5.700%, 5/4/28§	400,000	364,250
Chile Electricity PEC SpA (Zero Coupon), 1/25/28§	1,000,000	791,230
Duke Energy Carolinas LLC 2.850%, 3/15/32	60,000	52,378
Duke Energy Corp. 3.150%, 8/15/27	300,000	283,561
4.300%, 3/15/28	110,000	108,466
3.950%, 8/15/47	405,000	320,001
5.000%, 8/15/52	100,000	93,427
Duquesne Light Holdings, Inc. 3.616%, 8/1/27§	345,000	321,293
Entergy Corp. 2.800%, 6/15/30	200,000	176,022
Exelon Corp. 5.150%, 3/15/28	175,000	177,386
4.050%, 4/15/30	750,000	715,169
Fenix Power Peru SA 4.317%, 9/20/27 (m)	398,824	373,937
Georgia Power Co.
Series A 2.200%, 9/15/24	340,000	332,259
3.250%, 3/15/51	805,000	582,832
Inkia Energy Ltd. 5.875%, 11/9/27 (m)	437,000	415,985
ITC Holdings Corp. 3.250%, 6/30/26	600,000	576,904
5.400%, 6/1/33§	250,000	255,404
JSW Hydro Energy Ltd. 4.125%, 5/18/31§	161,000	139,788
Kallpa Generacion SA 4.125%, 8/16/27 (m)	400,000	380,875
Korea East-West Power Co. Ltd. 1.750%, 5/6/25 (m)	600,000	573,738
LLPL Capital Pte. Ltd. 6.875%, 2/4/39 (m)	643,680	618,335
Mercury Chile Holdco LLC 6.500%, 1/24/27§	800,000	740,000
Mexico Generadora de Energia S de rl 5.500%, 12/6/32 (m)	252,848	245,895
Minejesa Capital BV 5.625%, 8/10/37 (m)	900,000	777,937
Mong Duong Finance Holdings BV 5.125%, 5/7/29 (m)	461,145	427,712
Monongahela Power Co. 5.400%, 12/15/43§	255,000	250,171
NextEra Energy Capital Holdings, Inc. 4.255%, 9/1/24	265,000	262,978
2.440%, 1/15/32	500,000	418,021
Northern States Power Co. 5.100%, 5/15/53	145,000	146,687
NRG Energy, Inc. 2.000%, 12/2/25§	190,000	177,106
3.625%, 2/15/31§	235,000	202,161
Pacific Gas and Electric Co. 6.100%, 1/15/29	295,000	304,696
2.500%, 2/1/31	370,000	304,351
Southern Co. (The) Series 21-A (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.750%, 9/15/51 (k)	235,000	213,676
Series A 3.700%, 4/30/30	500,000	469,573
Southwestern Electric Power Co. 3.250%, 11/1/51	280,000	187,872
Transelec SA 3.875%, 1/12/29 (m)	500,000	465,313
Virginia Electric and Power Co.
Series A 3.500%, 3/15/27	300,000	289,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series B 3.750%, 5/15/27	$115,000	$112,090
Vistra Operations Co. LLC 7.750%, 10/15/31§	120,000	124,572
Xcel Energy, Inc. 3.300%, 6/1/25	750,000	730,174

		14,912,821

Gas Utilities (0.1%)
Ferrellgas LP 5.375%, 4/1/26§	105,000	102,769
Suburban Propane Partners LP 5.000%, 6/1/31§	160,000	144,472
Superior Plus LP 4.500%, 3/15/29§	155,000	143,234

		390,475

Independent Power and Renewable Electricity Producers (0.1%)
Calpine Corp. 4.625%, 2/1/29§	105,000	97,781
Emirates Semb Corp. Water & Power Co. PJSC 4.450%, 8/1/35§	500,000	478,750
Empresa Electrica Angamos SA 4.875%, 5/25/29 (m)	191,200	179,671

		756,202

Multi-Utilities (0.7%)
Ameren Corp. 3.650%, 2/15/26	550,000	533,952
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	300,000	275,369
DTE Energy Co. 4.220%, 11/1/24 (e)	300,000	296,291
2.850%, 10/1/26	300,000	283,636
4.875%, 6/1/28	605,000	607,307
2.950%, 3/1/30	300,000	264,252
Empresas Publicas de Medellin ESP 4.250%, 7/18/29 (m)	400,000	340,256
4.375%, 2/15/31 (m)	400,000	326,228
NiSource, Inc. 3.490%, 5/15/27	500,000	480,170
San Diego Gas & Electric Co. 5.350%, 4/1/53	105,000	105,956
Sempra 5.500%, 8/1/33	500,000	517,765

		4,031,182

Total Utilities		20,090,680

Total Corporate Bonds		118,150,387

Foreign Government Securities (0.8%)
Banco Latinoamericano SA 2.375%, 9/14/25 (m)	500,000	468,530
Republic of Chile 3.100%, 5/7/41	200,000	151,500
Republic of Colombia 4.125%, 5/15/51	850,000	563,391
Republic of Panama 2.252%, 9/29/32	200,000	145,937
4.300%, 4/29/53	200,000	133,562
3.870%, 7/23/60	600,000	358,313
Republic of South Africa 4.300%, 10/12/28	300,000	280,125
United Mexican States 3.750%, 1/11/28	1,040,000	1,001,975
2.659%, 5/24/31	300,000	253,032
6.338%, 5/4/53	786,000	800,246

Total Foreign Government Securities		4,156,611

Mortgage-Backed Securities (16.1%)
FHLMC 2.500%, 1/1/43	235,637	211,479
3.000%, 7/1/45	185,814	169,302
3.000%, 8/1/45	295,629	269,358
3.000%, 4/1/47	819,137	742,505
4.000%, 4/1/47	462,262	445,480
4.000%, 10/1/48	168,951	162,606
FHLMC UMBS 3.000%, 4/1/47	816,620	741,387
2.000%, 9/1/51	3,681,122	3,063,132
2.500%, 5/1/52	4,392,481	3,802,690
4.500%, 9/1/52	4,594,100	4,459,327
4.000%, 11/1/52	3,064,156	2,907,138
5.000%, 5/1/53	5,310,531	5,292,449
5.500%, 5/1/53	4,180,889	4,234,715
5.000%, 6/1/53	3,167,245	3,171,307
FNMA 2.460%, 4/1/32	2,157,590	1,856,133
3.000%, 4/1/45	102,142	91,870
3.000%, 10/1/46	238,313	213,602
2.225%, 12/1/50	3,341,319	2,339,739
FNMA UMBS 3.000%, 3/1/43	929,346	841,405
3.000%, 9/1/46	543,062	492,013
3.000%, 10/1/46	1,716,071	1,554,756
3.000%, 12/1/46	1,168,842	1,058,968
3.500%, 12/1/46	984,941	923,784
3.000%, 2/1/47	1,829,696	1,656,557
3.000%, 12/1/48	2,290,284	2,074,992
4.000%, 5/1/49	3,027,400	2,913,183
3.500%, 11/1/50	3,141,740	2,912,301
2.000%, 2/1/51	7,117,387	5,918,066
3.000%, 6/1/51	4,602,015	4,144,248
2.500%, 12/1/51	2,396,744	2,041,597
2.500%, 4/1/52	8,227,351	7,093,072
5.000%, 7/1/52	1,777,852	1,765,687
6.000%, 5/1/53	1,984,613	2,028,821
6.000%, 10/1/53	3,042,068	3,109,831
GNMA 3.500%, 6/15/42	3,030,056	2,860,458
2.500%, 10/20/51	3,837,098	3,331,631
2.500%, 11/20/51	2,737,476	2,376,863
3.000%, 4/20/52	3,298,043	2,972,108

Total Mortgage-Backed Securities		86,244,560

Municipal Bond (0.0%)†
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	150,000	189,391

Total Municipal Bond		189,391

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (20.3%)
U.S. Treasury Bonds 4.750%, 11/15/43 (x)	$25,630,000	$27,564,266
4.750%, 11/15/53	43,205,000	48,632,628
U.S. Treasury Notes 4.875%, 11/30/25	450,000	454,746
4.625%, 10/15/26	475,000	482,199
4.625%, 11/15/26 (x)	785,000	797,695
4.625%, 9/30/28	430,000	444,210
4.375%, 11/30/28	535,000	547,957
3.750%, 6/30/30	425,000	421,746
4.625%, 9/30/30	300,000	313,125
4.500%, 11/15/33	27,370,000	28,785,544

Total U.S. Treasury Obligations		108,444,116

Total Long-Term Debt Securities (95.7%) (Cost $544,192,272)		512,167,822

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Fixed Income (1.6%)
DoubleLine Floating Rate Fund, Class I‡	533,930	4,821,390
DoubleLine Global Bond Fund, Class I‡	431,290	3,713,405

Total Investment Companies (1.6%) (Cost $9,785,319)		8,534,795

SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	400,223	400,223
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	381,958	381,958
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,187,364	1,187,364
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	13,598,167	13,609,045
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		16,578,590

Total Short-Term Investments (3.1%) (Cost $16,576,475)		16,578,590

Total Investments in Securities (100.4%) (Cost $570,554,066)		537,281,207
Other Assets Less Liabilities (-0.4%)		(2,273,867)

Net Assets (100%)		$535,007,340

†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $140,604,124 or 26.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $22,882,113 or 4.3% of net assets.

(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $27,763,360. This was collateralized by $25,477,028 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.000%, maturing 1/31/24 – 11/15/53 and by cash of $2,969,545 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2023.

Glossary:

CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Country Diversification As a Percentage of Total Net Assets
Australia	0.7%
Bermuda	0.1
Brazil	0.8
Canada	0.7
Cayman Islands	7.0
Chile	0.8
China	0.1
Colombia	0.6
Dominican Republic	0.1
France	0.2
Guatemala	0.3
India	0.5
Indonesia	0.4
Ireland	0.1
Israel	0.0	#
Japan	0.1
Jersey	0.2
Kuwait	0.0	#
Mexico	0.6
Panama	0.4
Paraguay	0.1
Peru	0.8
Saudi Arabia	0.0	#
South Africa	0.1
South Korea	0.2
Taiwan	0.1
United Arab Emirates	0.2
United Kingdom	0.4
United States	84.7
Vietnam	0.1
Cash and Other	(0.4)

	100.0%

#	Percent shown is less than 0.05%.

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Fixed Income
DoubleLine Floating Rate Fund, Class I	533,930	4,735,961	—	—	—	85,429	4,821,390	405,916	—
DoubleLine Global Bond Fund, Class I	431,290	3,558,141	—	—	—	155,264	3,713,405	—	—

Total		8,294,102	—	—	—	240,693	8,534,795	405,916	—

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$85,404,584	$—	$85,404,584
Collateralized Mortgage Obligations	—	77,702,855	—	77,702,855
Commercial Mortgage-Backed Securities	—	31,875,318	—	31,875,318
Corporate Bonds
Communication Services	—	9,403,126	—	9,403,126
Consumer Discretionary	—	6,376,190	—	6,376,190

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Consumer Staples	$—	$6,282,304	$—	$6,282,304
Energy	—	12,834,064	—	12,834,064
Financials	—	23,486,475	—	23,486,475
Health Care	—	7,791,463	—	7,791,463
Industrials	—	12,240,438	—	12,240,438
Information Technology	—	5,493,591	—	5,493,591
Materials	—	8,873,196	—	8,873,196
Real Estate	—	5,278,860	—	5,278,860
Utilities	—	20,090,680	—	20,090,680
Foreign Government Securities	—	4,156,611	—	4,156,611
Investment Companies	8,534,795	—	—	8,534,795
Mortgage-Backed Securities	—	86,244,560	—	86,244,560
Municipal Bond	—	189,391	—	189,391
Short-Term Investments
Investment Companies	16,578,590	—	—	16,578,590
U.S. Treasury Obligations	—	108,444,116	—	108,444,116

Total Assets	$25,113,385	$512,167,822	$—	$537,281,207

Total Liabilities	$—	$—	$—	$—

Total	$25,113,385	$512,167,822	$—	$537,281,207

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$139,068,726
Long-term U.S. government debt securities	546,171,570

$685,240,296

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$111,700,106
Long-term U.S. government debt securities	534,908,337

$646,608,443

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,929,087
Aggregate gross unrealized depreciation	(45,855,344)

Net unrealized depreciation	$(33,926,257)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$571,207,464

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,785,319)	$8,534,795
Unaffiliated Issuers (Cost $560,768,747)	528,746,412
Cash	4,390,473
Foreign cash (Cost $35)	36
Dividends, interest and other receivables	3,789,410
Receivable for securities sold	1,431,526
Securities lending income receivable	62,278
Receivable for Portfolio shares sold	12,887
Other assets	2,338

Total assets	546,970,155

LIABILITIES
Payable for securities purchased	8,314,694
Payable for return of collateral on securities loaned	2,969,545
Payable for Portfolio shares repurchased	283,824
Investment management fees payable	217,887
Administrative fees payable	42,013
Distribution fees payable – Class IB	13,931
Trustees’ fees payable	449
Accrued expenses	120,472

Total liabilities	11,962,815

Commitments and contingent liabilities^
NET ASSETS	$535,007,340

Net assets were comprised of:
Paid in capital	$627,321,142
Total distributable earnings (loss)	(92,313,802)

Net assets	$535,007,340

Class IB
Net asset value, offering and redemption price per share, $66,821,506 / 7,770,150 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.60

Class K
Net asset value, offering and redemption price per share, $468,185,834 / 54,416,025 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.60

(x)	Includes value of securities on loan of $27,763,360.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$24,649,308
Dividends ($405,916 of dividend income received from affiliates)	1,330,580
Securities lending (net)	113,045

Total income	26,092,933

EXPENSES
Investment management fees	3,171,357
Administrative fees	494,837
Distribution fees – Class IB	163,865
Professional fees	99,193
Printing and mailing expenses	44,148
Custodian fees	31,200
Trustees’ fees	18,940
Miscellaneous	73,985

Gross expenses	4,097,525
Less: Waiver from investment manager	(553,489)

Net expenses	3,544,036

NET INVESTMENT INCOME (LOSS)	22,548,897

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	(35,946,490)
Net change in unrealized appreciation (depreciation) on investments in securities ($240,693 of change in unrealized appreciation (depreciation) from affiliates)	47,124,100

NET REALIZED AND UNREALIZED GAIN (LOSS)	11,177,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,726,507

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$22,548,897	$16,491,704
Net realized gain (loss)	(35,946,490)	(20,040,967)
Net change in unrealized appreciation (depreciation)	47,124,100	(78,127,210)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,726,507	(81,676,473)

Distributions to shareholders:
Class IB	(2,759,389)	(1,946,560)
Class K	(20,423,069)	(16,626,182)

Total distributions to shareholders	(23,182,458)	(18,572,742)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,181,323 and 1,268,872 shares, respectively ]	18,712,881	11,536,398
Capital shares issued in reinvestment of dividends and distributions [ 323,498 and 226,394 shares, respectively ]	2,759,389	1,946,560
Capital shares repurchased [ (1,714,186) and (942,690) shares , respectively]	(14,582,296)	(8,610,436)

Total Class IB transactions	6,889,974	4,872,522

Class K
Capital shares sold [ 4,626,473 and 2,608,368 shares, respectively ]	40,034,937	23,451,520
Capital shares issued in reinvestment of dividends and distributions [ 2,393,461 and 1,933,130 shares, respectively ]	20,423,069	16,626,182
Capital shares repurchased [ (7,068,780) and (7,528,764) shares , respectively]	(60,623,410)	(69,552,898)

Total Class K transactions	(165,404)	(29,475,196)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,724,570	(24,602,674)

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,268,619	(124,851,889)
NET ASSETS:
Beginning of year	517,738,721	642,590,610

End of year	$535,007,340	$517,738,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021		2020		2019
Net asset value, beginning of year	$8.42	$10.06	$10.31		$10.13		$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)	0.35	0.25	0.18		0.23		0.31
Net realized and unrealized gain (loss)	0.20	(1.60)	(0.22)		0.20		0.48

Total from investment operations	0.55	(1.35)	(0.04)		0.43		0.79

Less distributions:
Dividends from net investment income	(0.37)	(0.28)	(0.20)		(0.22)		(0.30)
Distributions from net realized gains	—	(0.01)	(0.01)		(0.03)		—

Total dividends and distributions	(0.37)	(0.29)	(0.21)		(0.25)		(0.30)

Net asset value, end of year	$8.60	$8.42	$10.06		$10.31		$10.13

Total return	6.60%	(13.46)%	(0.36)%		4.26%		8.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$66,822	$58,792	$64,627		$57,987		$47,029
Ratio of expenses to average net assets:
After waivers (f)	0.89%	0.89%	0.92	%(j)	0.94	%(k)	0.96	%(o)
Before waivers (f)	0.99%	0.99%	0.98%		1.00%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.05%	2.74%	1.78%		2.25%		3.06%
Before waivers (f)	3.94%	2.64%	1.72%		2.20%		3.03%
Portfolio turnover rate^	129%	116%	156%		122%		57%

	Year Ended December 31,
Class K	2023	2022	2021		2020		2019
Net asset value, beginning of year	$8.43	$10.06	$10.32		$10.13		$9.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37	0.27	0.21		0.26		0.34
Net realized and unrealized gain (loss)	0.19	(1.59)	(0.23)		0.21		0.46

Total from investment operations	0.56	(1.32)	(0.02)		0.47		0.80

Less distributions:
Dividends from net investment income	(0.39)	(0.30)	(0.23)		(0.25)		(0.32)
Distributions from net realized gains	—	(0.01)	(0.01)		(0.03)		—

Total dividends and distributions	(0.39)	(0.31)	(0.24)		(0.28)		(0.32)

Net asset value, end of year	$8.60	$8.43	$10.06		$10.32		$10.13

Total return	6.73%	(13.14)%	(0.23)%		4.61%		8.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$468,186	$458,947	$577,963		$548,662		$428,345
Ratio of expenses to average net assets:
After waivers (f)	0.64%	0.64%	0.67	%(j)	0.69	%(k)	0.71	%(o)
Before waivers (f)	0.74%	0.74%	0.73%		0.75%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.30%	2.97%	2.04%		2.50%		3.32%
Before waivers (f)	4.19%	2.87%	1.97%		2.44%		3.28%
Portfolio turnover rate^	129%	116%	156%		122%		57%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.94% for Class IB and 0.69% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IB and 0.70% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.98% for Class IB and 0.73% for Class K.

See Notes to Financial Statements.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Barrow, Hanley, Mewhinney & Strauss, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	5.33%	10.24%	7.24%
Portfolio – Class IB Shares	5.49	10.25	7.23
Portfolio – Class K Shares	5.78	10.54	7.51
Russell 1000® Value Index	11.46	10.91	8.40

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 5.49% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned 11.46% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Relative stock selection within the Energy and Consumer Staples sectors was the primary contributor to performance, however, an overweight allocation to both sectors diminished some of the positive effect.

•	Stock selection within Utilities contributed to relative performance for the year.

•	Leading relative contributors were Oracle Corp., Stanley Black & Decker, Inc., Phillips 66, Coca-Cola Europacific Partners plc and Wells Fargo & Company.

What hurt performance during the year:

•	Relative stock selection within and allocation to Communication Services and Industrials was the largest detractor from performance for the period.

•	Stock selection within the Materials sector negatively impacted relative performance as did an overweight allocation to the Health Care sector.

•	Leading relative detractors for the period were The Cigna Group, Air Products and Chemicals, Inc., RTX Corp., CVS Health Corp. and International Flavors & Fragrances, Inc.

Sector Weightings as of December 31, 2023	% of Net Assets
Health Care	23.9%
Financials	20.0
Consumer Staples	13.6
Energy	12.0
Materials	7.8
Industrials	7.2
Utilities	5.2
Real Estate	4.3
Communication Services	3.0
Information Technology	2.5
Investment Companies	0.5
Cash and Other	0.0 #

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

1290 VT EQUITY INCOME PORTFOLIO (Unaudited)

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,068.40	$4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.42	4.84
Class IB
Actual	1,000.00	1,067.70	4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.42	4.84
Class K
Actual	1,000.00	1,070.80	3.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.68	3.57

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.0%)
Media (3.0%)
Comcast Corp., Class A	339,969	$14,907,641

Total Communication Services		14,907,641

Consumer Staples (13.6%)
Beverages (4.8%)
Coca-Cola Europacific Partners plc	251,425	16,780,104
Molson Coors Beverage Co., Class B	112,232	6,869,721

		23,649,825

Food Products (2.6%)
Kraft Heinz Co. (The)	170,350	6,299,543
Tyson Foods, Inc., Class A	127,688	6,863,230

		13,162,773

Household Products (1.9%)
Procter & Gamble Co. (The)	62,957	9,225,719

Tobacco (4.3%)
Philip Morris International, Inc.	224,492	21,120,207

Total Consumer Staples		67,158,524

Energy (9.9%)
Oil, Gas & Consumable Fuels (9.9%)
Enbridge, Inc.	416,250	14,993,325
Hess Corp.	107,793	15,539,439
Phillips 66	139,133	18,524,167

Total Energy		49,056,931

Financials (20.0%)
Banks (9.4%)
JPMorgan Chase & Co.	79,584	13,537,238
M&T Bank Corp.	64,058	8,781,071
US Bancorp	150,006	6,492,260
Wells Fargo & Co.	363,211	17,877,245

		46,687,814

Capital Markets (1.5%)
Northern Trust Corp.	89,697	7,568,633

Financial Services (3.2%)
Fidelity National Information Services, Inc.	259,661	15,597,836

Insurance (5.9%)
Allstate Corp. (The)	100,826	14,113,624
Chubb Ltd.	67,313	15,212,738

		29,326,362

Total Financials		99,180,645

Health Care (23.9%)
Health Care Equipment & Supplies (5.2%)
Medtronic plc	181,127	14,921,242
Smith & Nephew plc (ADR) (x)	401,046	10,940,535

		25,861,777

Health Care Providers & Services (12.1%)
Cigna Group (The)	43,641	13,068,297
CVS Health Corp.	252,025	19,899,894
Humana, Inc.	33,718	15,436,438
UnitedHealth Group, Inc.	21,917	11,538,643

		59,943,272

Pharmaceuticals (6.6%)
Johnson & Johnson	83,314	13,058,636
Merck & Co., Inc.	179,904	19,613,134

		32,671,770

Total Health Care		118,476,819

Industrials (7.2%)
Aerospace & Defense (5.2%)
General Dynamics Corp.	56,397	14,644,609
RTX Corp.	132,637	11,160,077

		25,804,686

Machinery (2.0%)
Deere & Co.	11,475	4,588,508
Stanley Black & Decker, Inc.	51,569	5,058,919

		9,647,427

Total Industrials		35,452,113

Information Technology (2.5%)
Semiconductors & Semiconductor Equipment (1.1%)
Skyworks Solutions, Inc.	49,049	5,514,089

Software (1.4%)
Oracle Corp.	66,863	7,049,366

Total Information Technology		12,563,455

Materials (7.8%)
Chemicals (7.8%)
Air Products and Chemicals, Inc.	58,870	16,118,606
DuPont de Nemours, Inc.	165,726	12,749,301
International Flavors & Fragrances, Inc.	120,843	9,784,658

Total Materials		38,652,565

Real Estate (4.3%)
Office REITs (1.1%)
COPT Defense Properties (REIT)	199,763	5,119,926

Specialized REITs (3.2%)
Public Storage (REIT)	52,463	16,001,215

Total Real Estate		21,121,141

Utilities (5.2%)
Electric Utilities (5.2%)
Entergy Corp.	151,660	15,346,475
Pinnacle West Capital Corp.	145,366	10,443,094

Total Utilities		25,789,569

Total Common Stocks (97.4%) (Cost $401,721,034)		482,359,403

MASTER LIMITED PARTNERSHIP:
Energy (2.1%)
Oil, Gas & Consumable Fuels (2.1%)
Plains GP Holdings LP, Class A (Cost $8,635,062)	646,448	10,310,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	38,450	$38,450
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	551,175	551,175
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,767,975	1,767,975

Total Investment Companies		2,357,600

Total Short-Term Investments (0.5%) (Cost $2,357,600)		2,357,600

Total Investments in Securities (100.0%) (Cost $412,713,696)		495,027,849
Other Assets Less Liabilities (0.0%)†		(93,377)

Net Assets (100%)		$494,934,472

†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $2,296,976. This was collateralized by cash of $2,357,600 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$14,907,641	$—	$—	$14,907,641
Consumer Staples	67,158,524	—	—	67,158,524
Energy	49,056,931	—	—	49,056,931
Financials	99,180,645	—	—	99,180,645
Health Care	118,476,819	—	—	118,476,819
Industrials	35,452,113	—	—	35,452,113
Information Technology	12,563,455	—	—	12,563,455
Materials	38,652,565	—	—	38,652,565
Real Estate	21,121,141	—	—	21,121,141
Utilities	25,789,569	—	—	25,789,569
Master Limited Partnership
Energy	10,310,846	—	—	10,310,846
Short-Term Investments
Investment Companies	2,357,600	—	—	2,357,600

Total Assets	$495,027,849	$—	$—	$495,027,849

Total Liabilities	$—	$—	$—	$—

Total	$495,027,849	$—	$—	$495,027,849

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$128,640,119
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$168,675,974

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,679,758
Aggregate gross unrealized depreciation	(15,484,891)

Net unrealized appreciation	$82,194,867

Federal income tax cost of investments in securities and derivative instruments, if applicable	$412,832,982

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $412,713,696)	$495,027,849
Cash	1,461,467
Dividends, interest and other receivables	1,215,372
Receivable for Portfolio shares sold	90,683
Securities lending income receivable	259
Other assets	2,026

497,797,656

LIABILITIES
Payable for return of collateral on securities loaned	2,357,600
Investment management fees payable	231,978
Payable for Portfolio shares repurchased	133,891
Administrative fees payable	38,985
Distribution fees payable – Class IB	36,275
Distribution fees payable – Class IA	6,027
Accrued expenses	58,428

Total liabilities	2,863,184

Commitments and contingent liabilities^
NET ASSETS	$494,934,472

Net assets were comprised of:
Paid in capital	$408,102,834
Total distributable earnings (loss)	86,831,638

Net assets	$494,934,472

Class IA
Net asset value, offering and redemption price per share, $28,802,022 / 5,997,277 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.80

Class IB
Net asset value, offering and redemption price per share, $173,262,511 / 35,733,161 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.85

Class K
Net asset value, offering and redemption price per share, $292,869,939 / 60,917,973 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.81

(x)	Includes value of securities on loan of $2,296,976.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $170,132 foreign withholding tax)	$13,271,912
Interest	158,684
Securities lending (net)	64,148

Total income	13,494,744

EXPENSES
Investment management fees	3,670,252
Administrative fees	458,183
Distribution fees – Class IB	424,467
Professional fees	73,168
Distribution fees – Class IA	72,283
Printing and mailing expenses	46,357
Custodian fees	44,600
Trustees’ fees	17,769
Miscellaneous	12,407

Gross expenses	4,819,486
Less: Waiver from investment manager	(897,493)

Net expenses	3,921,993

NET INVESTMENT INCOME (LOSS)	9,572,751

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	28,360,461

Net change in unrealized appreciation (depreciation) on investments in securities	(12,455,091)

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,905,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,478,121

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,572,751	$9,514,939
Net realized gain (loss)	28,360,461	48,092,082
Net change in unrealized appreciation (depreciation)	(12,455,091)	(41,630,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	25,478,121	15,976,221

Distributions to shareholders:
Class IA	(2,339,101)	(2,247,896)
Class IB	(13,931,620)	(12,726,184)
Class K	(24,434,598)	(23,210,400)

Total distributions to shareholders	(40,705,319)	(38,184,480)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 474,603 and 824,750 shares, respectively ]	2,328,717	4,162,683
Capital shares issued in reinvestment of dividends [ 493,210 and 450,706 shares, respectively ]	2,339,101	2,247,896
Capital shares repurchased [ (1,263,919) and (1,297,386) shares , respectively]	(6,119,418)	(6,691,688)

Total Class IA transactions	(1,451,600)	(281,109)

Class IB
Capital shares sold [ 1,995,031 and 3,343,224 shares, respectively ]	9,777,343	17,329,231
Capital shares issued in reinvestment of dividends [ 2,909,719 and 2,529,230 shares, respectively ]	13,931,620	12,726,184
Capital shares repurchased [ (4,896,736) and (4,465,428) shares , respectively]	(23,947,689)	(23,035,670)

Total Class IB transactions	(238,726)	7,019,745

Class K
Capital shares sold [ 690,623 and 694,782 shares, respectively ]	3,312,409	3,557,685
Capital shares issued in reinvestment of dividends [ 5,145,003 and 4,650,376 shares, respectively ]	24,434,598	23,210,400
Capital shares repurchased [ (7,951,250) and (14,915,907) shares , respectively]	(38,647,178)	(76,843,013)

Total Class K transactions	(10,900,171)	(50,074,928)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,590,497)	(43,336,292)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,817,695)	(65,544,551)
NET ASSETS:
Beginning of year	522,752,167	588,296,718

End of year	$494,934,472	$522,752,167

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$4.96	$5.18	$4.16	$4.45	$3.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.08	0.07	0.07	0.09
Net realized and unrealized gain (loss)	0.16	0.09	1.03	(0.27)	0.81

Total from investment operations	0.25	0.17	1.10	(0.20)	0.90

Less distributions:
Dividends from net investment income	(0.10)	(0.10)	(0.08)	(0.08)	(0.10)
Distributions from net realized gains	(0.31)	(0.29)	—	(0.01)	(0.06)
Return of capital	—	—	—	— #	—

Total dividends and distributions	(0.41)	(0.39)	(0.08)	(0.09)	(0.16)

Net asset value, end of year	$4.80	$4.96	$5.18	$4.16	$4.45

Total return	5.33%	3.11%	26.35%	(4.55)%	24.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$28,802	$31,207	$32,714	$27,913	$35,150
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (f)	1.13%	1.13%	1.12%	1.14%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.81%	1.62%	1.40%	1.94%	2.17%
Before waivers (f)	1.62%	1.44%	1.23%	1.75%	1.98%
Portfolio turnover rate^	26%	20%	28%	39%	56%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$5.00	$5.22	$4.19	$4.48	$3.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.08	0.07	0.07	0.09
Net realized and unrealized gain (loss)	0.17	0.09	1.04	(0.27)	0.81

Total from investment operations	0.26	0.17	1.11	(0.20)	0.90

Less distributions:
Dividends from net investment income	(0.10)	(0.10)	(0.08)	(0.08)	(0.10)
Distributions from net realized gains	(0.31)	(0.29)	—	(0.01)	(0.06)
Return of capital	—	—	—	— #	—

Total dividends and distributions	(0.41)	(0.39)	(0.08)	(0.09)	(0.16)

Net asset value, end of year	$4.85	$5.00	$5.22	$4.19	$4.48

Total return	5.49%	3.09%	26.40%	(4.52)%	24.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$173,263	$178,719	$179,232	$151,452	$166,132
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers (f)	1.13%	1.13%	1.12%	1.14%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.81%	1.62%	1.41%	1.93%	2.17%
Before waivers (f)	1.63%	1.45%	1.24%	1.74%	1.99%
Portfolio turnover rate^	26%	20%	28%	39%	56%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT EQUITY INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$4.96	$5.18	$4.16	$4.45	$3.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.09	0.08	0.08	0.10
Net realized and unrealized gain (loss)	0.18	0.09	1.03	(0.27)	0.81

Total from investment operations	0.28	0.18	1.11	(0.19)	0.91

Less distributions:
Dividends from net investment income	(0.12)	(0.11)	(0.09)	(0.09)	(0.11)
Distributions from net realized gains	(0.31)	(0.29)	—	(0.01)	(0.06)
Return of capital	—	—	—	— #	—

Total dividends and distributions	(0.43)	(0.40)	(0.09)	(0.10)	(0.17)

Net asset value, end of year	$4.81	$4.96	$5.18	$4.16	$4.45

Total return	5.78%	3.36%	26.62%	(4.33)%	24.59%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$292,870	$312,826	$376,351	$346,259	$337,568
Ratio of expenses to average net assets:
After waivers (f)	0.70%	0.70%	0.70%	0.70%	0.70%
Before waivers (f)	0.88%	0.88%	0.87%	0.89%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.06%	1.85%	1.65%	2.17%	2.42%
Before waivers (f)	1.87%	1.67%	1.48%	1.99%	2.24%
Portfolio turnover rate^	26%	20%	28%	39%	56%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	GAMCO Asset Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	9.47%	4.20%	3.38%
Portfolio – Class IB Shares	9.53	4.22	3.39
Portfolio – Class K Shares	9.79	4.48	3.64
S&P Long-Only Merger Arbitrage Index	5.63	3.36	3.18
S&P 500® Index	26.29	15.69	12.03

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 9.53% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the S&P Long-Only Merger Arbitrage Index and the S&P 500® Index, which returned 5.63% and 26.29%, respectively.

Portfolio Highlights

What helped performance during the year:

•

Industrial companies contributed to returns for the Portfolio for the year. Cyclicals, particularly those exposed to infrastructure and re-shoring spending, were strong during the period. These include providers of valves such as Mueller Water Products, Inc. and CIRCOR International, Inc., which was up after it was acquired by KKR in a competitive process.

•

Two likely takeover targets responded positively to catalysts: long-time holding U.S. Cellular Corp. announced it was exploring strategic alternatives while Atlanta Braves Holdings, Inc. was up more than 30% over the trailing year. Atlanta Braves Holdings separated from the Liberty tracker group, paving the way for a private buyer in a hot sports team market.

•

The Portfolio’s holdings in “Pre-announced deals”, or companies which GAMCO believes may become the target of acquisition activity, helped performance for the year in a strong period for the broader market.

What hurt performance during the year:

•	The Portfolio’s lower exposure to Information Technology was the largest relative detractor to performance by sector during the year.

•

The market punished companies whose stressed balance sheets left them exposed to tighter financial conditions. This exacerbated the secular challenges facing media company DISH Network Corp. DISH lengthened its runway for deploying a fourth national wireless service by merging with corporate cousin Echostar.

•

A pandemic consumption hangover, higher costs and fear of the impact of GLP-1 weight loss drugs unbalanced consumer staples including The J M Smucker Company. The company was flat for the year as investors digested its purchase of Hostess Brands (best known for its Twinkies and other baked good brands).

Portfolio Positioning and Outlook — GAMCO Asset Management, Inc.

The world has experienced more than its fair share of 100-year events in recent years. In reality, a burgeoning great power conflict, the forces of de-globalization and economic alienation and social fragmentation took decades to build. The outcome of these shifts is almost surely reduced prosperity and structurally higher inflation. What may be more difficult for the market to discount is the erosion of confidence in the presiding liberal economic order. Although a global phenomenon, the U.S. will enjoy a front seat to this clash with the upcoming election. This unfolds against a record $34 trillion national debt (120%+ of GDP) rolling over at much higher rates. Net interest on our debt for the fiscal year ended September 2024 will have more than doubled from 2020 to approximately $800 billion, the second largest budget item after social security, crowding out private investment

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (Unaudited)

and underpinning inflation/currency debasement. While depressing, we have seen far worse. Under the right leadership, these issues are addressable.

Sector Weightings as of December 31, 2023	% of Net Assets
Investment Companies	31.6%
Communication Services	14.3
Consumer Discretionary	12.1
Health Care	10.6
Utilities	8.5
Materials	5.4
Industrials	5.3
Information Technology	4.1
Consumer Staples	2.8
Financials	2.6
Energy	0.6
Real Estate	0.5
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,055.80	$6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36
Class IB
Actual	1,000.00	1,057.10	6.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.90	6.36
Class K
Actual	1,000.00	1,057.60	5.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.25%, 1.25% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (14.3%)
Diversified Telecommunication Services (3.2%)
Altaba, Inc. (x)*	102,200	$249,879
EchoStar Corp., Class A (x)*	20,000	331,400
Koninklijke KPN NV	90,000	309,791
Liberty Global Ltd., Class A*	42,000	746,340
Liberty Global Ltd., Class C*	20,000	372,800
Telefonica Deutschland Holding AG (x)	700,000	1,817,543
Telesat Corp.*	141,000	1,470,630

		5,298,383

Entertainment (3.5%)
Atlanta Braves Holdings, Inc., Class A (x)*	84,500	3,614,910
Madison Square Garden Sports Corp.*	12,000	2,181,960
TKO Group Holdings, Inc., Class A	600	48,948

		5,845,818

Interactive Media & Services (0.0%)†
Adevinta ASA*	4,000	44,252

Media (3.8%)
Beasley Broadcast Group, Inc., Class A*	45,000	39,510
Clear Channel Outdoor Holdings, Inc.*	330,000	600,600
DallasNews Corp. (x)	38,000	162,260
DISH Network Corp., Class A*	90,000	519,300
EW Scripps Co. (The), Class A*	70,000	559,300
Fox Corp., Class B	70,000	1,935,500
Lee Enterprises, Inc.*	44,000	346,280
TEGNA, Inc.	150,000	2,295,000

		6,457,750

Wireless Telecommunication Services (3.8%)
Millicom International Cellular SA (x)*	93,500	1,683,000
Orange Belgium SA*	27,000	402,390
Telephone and Data Systems, Inc.	36,000	660,600
United States Cellular Corp.*	86,200	3,580,748

		6,326,738

Total Communication Services		23,972,941

Consumer Discretionary (12.1%)
Automobile Components (1.8%)
Vitesco Technologies Group AG (x)*	30,000	3,112,145

Broadline Retail (0.1%)
Macy’s, Inc.	9,000	181,080

Diversified Consumer Services (0.3%)
Rover Group, Inc., Class A*	40,000	435,200

Hotels, Restaurants & Leisure (2.9%)
Bluegreen Vacations Holding Corp., Class A	62,000	4,657,440
Empire Resorts, Inc. (r)*	13,500	—
Entain plc	12,000	152,071
Playtech plc*	6,000	34,308

		4,843,819

Household Durables (4.5%)
iRobot Corp.*	30,500	1,180,350
Lennar Corp., Class B	29,800	3,994,690
Nobility Homes, Inc.	16,500	561,000
Sony Group Corp. (ADR) (x)	19,000	1,799,110

		7,535,150

Specialty Retail (2.0%)
Chico’s FAS, Inc.*	320,000	2,425,600
Musti Group OYJ*	1,000	28,835
Pendragon plc*	600,000	247,027
Sportsman’s Warehouse Holdings, Inc.*	130,000	553,800
Valvoline, Inc.*	4,000	150,320
Yamada Holdings Co. Ltd.	12,400	38,555

		3,444,137

Textiles, Apparel & Luxury Goods (0.5%)
Capri Holdings Ltd.*	16,200	813,888

Total Consumer Discretionary		20,365,419

Consumer Staples (2.8%)
Beverages (0.0%)†
Lucas Bols NV (m)	3,000	59,613

Consumer Staples Distribution & Retail (0.4%)
Albertsons Cos., Inc., Class A	28,000	644,000
GrainCorp Ltd., Class A	6,000	29,807

		673,807

Food Products (2.4%)
Hotel Chocolat Group plc*	75,000	353,715
Sovos Brands, Inc.*	164,000	3,612,920

		3,966,635

Total Consumer Staples		4,700,055

Energy (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Alvopetro Energy Ltd.	88,200	439,319
Exxon Mobil Corp.	500	49,990
Gulf Coast Ultra Deep Royalty Trust	550,000	5,775
Hess Corp.	3,000	432,480

Total Energy		927,564

Financials (2.6%)
Banks (2.4%)
Cadence Bank	14,000	414,260
First Horizon Corp.	72,500	1,026,600
Flushing Financial Corp.	106,215	1,750,423
Horizon Bancorp, Inc.	12,500	178,875
LCNB Corp. (x)	654	10,314
SouthState Corp.	1,200	101,340
Synovus Financial Corp.	5,000	188,250
Webster Financial Corp.	6,500	329,940

		4,000,002

Capital Markets (0.0%)†
BKF Capital Group, Inc. (r)*	2,434	34,685

Financial Services (0.0%)†
CNFinance Holdings Ltd. (ADR)*	1,765	3,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Insurance (0.2%)
Fanhua, Inc. (ADR) (x)*	7,500	$49,425
National Western Life Group, Inc., Class A	500	241,510
Vericity, Inc.*	3,000	33,540

		324,475

Total Financials		4,363,080

Health Care (10.5%)
Biotechnology (5.5%)
Cerevel Therapeutics Holdings, Inc.*	45,387	1,924,409
Gracell Biotechnologies, Inc. (ADR)*	2,000	20,080
Grifols SA (ADR)*	24,000	277,440
Icosavax, Inc.*	30,000	472,800
Idorsia Ltd. (x)*	12,000	30,162
ImmunoGen, Inc.*	20,000	593,000
Karuna Therapeutics, Inc.*	11,000	3,481,610
Mirati Therapeutics, Inc.*	35,000	2,056,250
Orchard Therapeutics plc (ADR) (x)*	5,000	82,250
RayzeBio, Inc. (x)*	4,000	248,680

		9,186,681

Health Care Equipment & Supplies (0.7%)
Bioventus, Inc., Class A*	2,000	10,540
Globus Medical, Inc., Class A*	16,000	852,640
ICU Medical, Inc.*	500	49,870
Innocoll Holdings Ltd. (r)*	125,000	—
QuidelOrtho Corp.*	2,700	198,990

		1,112,040

Health Care Providers & Services (1.3%)
Amedisys, Inc.*	22,500	2,138,850

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	2,200	47,410

Life Sciences Tools & Services (2.3%)
Illumina, Inc.*	200	27,848
Olink Holding AB (ADR)*	155,000	3,898,250

		3,926,098

Pharmaceuticals (0.7%)
Dechra Pharmaceuticals plc	14,000	688,464
TherapeuticsMD, Inc. (x)*	2,000	4,500
Viatris, Inc.	45,000	487,350

		1,180,314

Total Health Care		17,591,393

Industrials (5.3%)
Aerospace & Defense (1.3%)
Hexcel Corp.	13,000	958,750
Kaman Corp.	50,000	1,197,500

		2,156,250

Air Freight & Logistics (0.1%)
DX Group plc	400,000	238,359

Commercial Services & Supplies (0.5%)
SP Plus Corp.*	15,359	787,149

Ground Transportation (0.0%)†
Daseke, Inc.*	10,000	81,000

Machinery (2.1%)
CFT SpA (r)*	25,000	120,606
Crane Co.	2,700	318,978
Enpro, Inc.	2,200	344,828
Mueller Industries, Inc.	27,000	1,273,050
Mueller Water Products, Inc., Class A	12,000	172,800
Park-Ohio Holdings Corp.	12,000	323,520
Stratasys Ltd.*	23,500	335,580
Valmet OYJ	16,384	472,255
Velan, Inc.	30,000	121,354

		3,482,971

Passenger Airlines (0.0%)†
Hawaiian Holdings, Inc.*	1,000	14,200

Professional Services (0.1%)
Applus Services SA	5,000	55,198
Ework Group AB	1,441	21,173
HireRight Holdings Corp.*	2,200	29,590

		105,961

Trading Companies & Distributors (1.2%)
Herc Holdings, Inc.	13,400	1,995,126
Textainer Group Holdings Ltd.	1,000	49,200

		2,044,326

Total Industrials		8,910,216

Information Technology (4.1%)
Communications Equipment (0.0%)†
Digi International, Inc.*	1,200	31,200

Electronic Equipment, Instruments & Components (0.5%)
CTS Corp.	2,000	87,480
Rogers Corp.*	6,000	792,420

		879,900

Semiconductors & Semiconductor Equipment (0.1%)
Silicon Motion Technology Corp. (ADR)	1,800	110,286
Tower Semiconductor Ltd.*	1,200	36,624

		146,910

Software (3.5%)
Alteryx, Inc., Class A*	4,000	188,640
EngageSmart, Inc.*	100,000	2,290,000
EQS Group AG*	3,000	132,805
ESI Group (x)*	5,000	850,042
Gen Digital, Inc.	30,000	684,600
Splunk, Inc.*	11,000	1,675,850

		5,821,937

Total Information Technology		6,879,947

Materials (5.3%)
Chemicals (1.6%)
Chr Hansen Holding A/S	22,500	1,886,579
Mativ Holdings, Inc.	56,000	857,360

		2,743,939

Construction Materials (2.5%)
Vulcan Materials Co.	18,200	4,131,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Containers & Packaging (0.6%)
Myers Industries, Inc.	51,000	$997,050

Metals & Mining (0.6%)
Kinross Gold Corp.	5,960	36,073
Newmont Corp.	12,000	496,680
Pan American Silver Corp.	25,000	408,098
Sierra Metals, Inc.*	80,000	44,288

		985,139

Total Materials		8,857,710

Real Estate (0.5%)
Hotel & Resort REITs (0.5%)
Ryman Hospitality Properties, Inc. (REIT)	8,300	913,498

Real Estate Management & Development (0.0%)†
Corem Property Group AB, Class B (x)	7,500	7,897

Total Real Estate		921,395

Utilities (8.5%)
Electric Utilities (2.6%)
Evergy, Inc.	17,500	913,500
PNM Resources, Inc.	71,500	2,974,400
Portland General Electric Co.	11,000	476,740

		4,364,640

Gas Utilities (4.0%)
National Fuel Gas Co.	52,000	2,608,840
Southwest Gas Holdings, Inc.	65,000	4,117,750

		6,726,590

Independent Power and Renewable Electricity Producers (0.2%)
Alerion Cleanpower SpA (x)	8,000	234,921
Greenvolt-Energias Renovaveis SA*	20,000	180,606

		415,527

Multi-Utilities (1.1%)
Avista Corp.	50,000	1,787,000

Water Utilities (0.6%)
Severn Trent plc	32,000	1,051,943

Total Utilities		14,345,700

Total Common Stocks (66.6%) (Cost $109,231,529)		111,835,420

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Staples (0.0%)†
Food Products (0.0%)†
Contraf-Nicotex-Tobacco GmbH, CVR (r)*	15,000	7,500

Total Consumer Staples		7,500

Health Care (0.1%)
Biotechnology (0.1%)
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	21,000	10,500
Adamas Pharmaceuticals, Inc., CVR*	108,000	5,400
Akouos, Inc., CVR (r)(x)*	141,148	105,861
Albireo Pharma, Inc., CVR (r)*	3,000	6,750
Ambit Biosciences Corp., CVR (r)*	20,000	—
Chinook Therapeutics, Inc., CVR (r)*	125,000	50,000
Decibel Therapeutics, Inc., CVR (r)*	3,000	2,048
Epizyme, Inc., CVR (r)*	10,000	150
Radius Health, Inc., CVR (r)*	2,000	200
Sigilon Therapeutics, Inc., CVR (r)*	500	2,831
Tobira Therapeutics, Inc., CVR (r)(x)*	15,000	—

		183,740

Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR*	21,000	36,750

Pharmaceuticals (0.0%)†
Amryt Pharma UK Ltd., CVR (r)*	70,000	1,050
CinCor Pharma, Inc., CVR *	4,000	12,000
Ocera Therapeutics, Inc., CVR (r)*	16,000	2,720
Opiant Pharmaceuticals, Inc., CVR (r)*	10,000	5,000

		20,770

Total Health Care		241,260

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	12,500	9,890

Total Industrials		9,890

Information Technology (0.0%)†
IT Services (0.0%)†
Flexion, Inc., CVR*	1,000	650

Total Information Technology		650

Materials (0.1%)
Metals & Mining (0.0%)
Kinross Gold Corp., CVR (r)*	14,000	—

Paper & Forest Products (0.1%)
Resolute Forest Products, Inc., CVR*	45,000	90,000

Total Materials		90,000

Total Rights (0.2%) (Cost $248,073)		349,300

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (31.6%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	162,292	162,292
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	524,901	524,901
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,533,249	1,533,249
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	49,769,860	49,809,675

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		53,030,117

Total Short-Term Investments (31.6%) (Cost $52,993,161)		53,030,117

Total Investments in Securities (98.4%) (Cost $162,472,763)		165,214,837
Other Assets Less Liabilities (1.6%)		2,726,214

Net Assets (100%)		$167,941,051

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $59,613 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $4,754,016. This was collateralized by $1,829,933 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.352%, maturing 1/15/24 - 11/15/53 and by cash of $3,220,442 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Common Stocks
Communication Services	$21,149,086	$2,823,855	$—		$23,972,941
Consumer Discretionary	16,191,478	4,173,941	—	(b)	20,365,419
Consumer Staples	4,256,920	443,135	—		4,700,055
Energy	927,564	—	—		927,564
Financials	4,328,395	—	34,685		4,363,080
Health Care	16,872,767	718,626	—	(b)	17,591,393
Industrials	8,002,625	786,985	120,606		8,910,216
Information Technology	5,897,100	982,847	—		6,879,947
Materials	6,971,131	1,886,579	—		8,857,710
Real Estate	913,498	7,897	—		921,395
Utilities	12,878,230	1,467,470	—		14,345,700
Rights
Consumer Staples	—	—	7,500		7,500
Health Care	—	54,150	187,110		241,260
Industrials	—	—	9,890		9,890
Information Technology	—	650	—		650
Materials	—	90,000	—	(b)	90,000
Short-Term Investments
Investment Companies	53,030,117	—	—		53,030,117

Total Assets	$151,418,911	$13,436,135	$359,791		$165,214,837

Total Liabilities	$—	$—	$—		$—

Total	$151,418,911	$13,436,135	$359,791		$165,214,837

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $34,685 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$221,581,942
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$234,617,165

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,676,030
Aggregate gross unrealized depreciation	(15,331,827)

Net unrealized appreciation	$2,344,203

Federal income tax cost of investments in securities and derivative instruments, if applicable	$162,870,634

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $162,472,763)	$165,214,837
Cash	7,512,000
Foreign cash (Cost $16,715)	16,606
Dividends, interest and other receivables	472,687
Receivable for securities sold	212,130
Receivable for Portfolio shares sold	10,823
Securities lending income receivable	4,726
Other assets	690

Total assets	173,444,499

LIABILITIES
Payable for return of collateral on securities loaned	3,220,442
Payable for securities purchased	1,924,993
Payable for Portfolio shares repurchased	163,098
Investment management fees payable	113,991
Distribution fees payable – Class IB	28,140
Administrative fees payable	13,288
Distribution fees payable – Class IA	1,734
Trustees’ fees payable	400
Accrued expenses	37,362

Total liabilities	5,503,448

Commitments and contingent liabilities^
NET ASSETS	$167,941,051

Net assets were comprised of:
Paid in capital	$163,775,616
Total distributable earnings (loss)	4,165,435

Net assets	$167,941,051

Class IA
Net asset value, offering and redemption price per share, $8,222,813 / 674,844 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.18

Class IB
Net asset value, offering and redemption price per share, $133,656,293 / 11,041,108 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.11

Class K
Net asset value, offering and redemption price per share, $26,061,945 / 2,112,228 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.34

(x)	Includes value of securities on loan of $4,754,016.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $53,545 foreign withholding tax)	$4,636,545
Interest	378,622
Securities lending (net)	72,605

Total income	5,087,772

EXPENSES
Investment management fees	1,515,099
Distribution fees – Class IB	337,432
Administrative fees	157,606
Professional fees	61,572
Custodian fees	46,700
Printing and mailing expenses	26,505
Distribution fees – Class IA	20,649
Trustees’ fees	6,084
Miscellaneous	5,547

Gross expenses	2,177,194
Less: Waiver from investment manager	(135,419)

Net expenses	2,041,775

NET INVESTMENT INCOME (LOSS)	3,045,997

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	6,422,057
Foreign currency transactions	79,349

Net realized gain (loss)	6,501,406

Change in unrealized appreciation (depreciation) on:
Investments in securities	5,764,815
Foreign currency translations	3,148

Net change in unrealized appreciation (depreciation)	5,767,963

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,269,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,315,366

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,045,997	$265,149
Net realized gain (loss)	6,501,406	3,955,215
Net change in unrealized appreciation (depreciation)	5,767,963	(16,340,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,315,366	(12,120,100)

Distributions to shareholders:
Class IA	(384,537)	(295,065)
Class IB	(6,258,912)	(4,867,855)
Class K	(1,261,854)	(897,071)

Total distributions to shareholders	(7,905,303)	(6,059,991)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 36,209 and 48,854 shares, respectively ]	437,351	591,557
Capital shares issued in reinvestment of dividends and distributions [ 31,740 and 25,215 shares, respectively ]	384,537	295,065
Capital shares repurchased [ (118,645) and (125,788) shares , respectively]	(1,428,139)	(1,533,699)

Total Class IA transactions	(606,251)	(647,077)

Class IB
Capital shares sold [ 568,367 and 841,096 shares, respectively ]	6,778,418	10,188,468
Capital shares issued in reinvestment of dividends and distributions [ 519,993 and 418,571 shares, respectively ]	6,258,912	4,867,855
Capital shares repurchased [ (1,987,117) and (2,355,438) shares , respectively]	(23,803,279)	(28,315,184)

Total Class IB transactions	(10,765,949)	(13,258,861)

Class K
Capital shares sold [ 138,234 and 283,291 shares, respectively ]	1,712,214	3,433,705
Capital shares issued in reinvestment of dividends and distributions [ 102,861 and 75,609 shares, respectively ]	1,261,854	897,071
Capital shares repurchased [ (233,209) and (269,341) shares , respectively]	(2,849,177)	(3,322,575)

Total Class K transactions	124,891	1,008,201

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,247,309)	(12,897,737)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,837,246)	(31,077,828)
NET ASSETS:
Beginning of year	171,778,297	202,856,125

End of year	$167,941,051	$171,778,297

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022	2021		2020		2019
Net asset value, beginning of year	$11.67		$12.86	$11.95		$12.13		$11.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.01	0.06	(3)(4)	(0.01	)(2)	0.48	(1)
Net realized and unrealized gain (loss)	0.89		(0.79)	1.30		(0.15)		0.53

Total from investment operations	1.10		(0.78)	1.36		(0.16)		1.01

Less distributions:
Dividends from net investment income	(0.23)		(0.04)	(0.09)		(0.02)		(0.51)
Distributions from net realized gains	(0.36)		(0.37)	(0.36)		—		(0.04)
Return of capital	—		—	—		—		(0.17)

Total dividends and distributions	(0.59)		(0.41)	(0.45)		(0.02)		(0.72)

Net asset value, end of year	$12.18		$11.67	$12.86		$11.95		$12.13

Total return	9.47	%(aa)	(6.01)%	11.36%		(1.32)%		8.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,223		$8,467	$9,997		$9,860		$11,656
Ratio of expenses to average net assets:
After waivers (f)	1.25%		1.25%	1.25%		1.31%		1.31%
Before waivers (f)	1.33%		1.33%	1.31%		1.32%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.77%		0.11%	0.46	%(cc)(ii)	(0.12	)%(bb)	3.89	%(hh)
Before waivers (f)	1.69%		0.03%	0.40	%(cc)(ii)	(0.13	)%(bb)	3.89	%(hh)
Portfolio turnover rate^	204%		155%	190%		213%		184%

	Year Ended December 31,
Class IB	2023		2022	2021		2020		2019
Net asset value, beginning of year	$11.60		$12.78	$11.88		$12.06		$11.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21		0.01	0.06	(3)(4)	(0.01	)(2)	0.49	(1)
Net realized and unrealized gain (loss)	0.89		(0.78)	1.29		(0.15)		0.52

Total from investment operations	1.10		(0.77)	1.35		(0.16)		1.01

Less distributions:
Dividends from net investment income	(0.23)		(0.04)	(0.09)		(0.02)		(0.51)
Distributions from net realized gains	(0.36)		(0.37)	(0.36)		—		(0.04)
Return of capital	—		—	—		—		(0.17)

Total dividends and distributions	(0.59)		(0.41)	(0.45)		(0.02)		(0.72)

Net asset value, end of year	$12.11		$11.60	$12.78		$11.88		$12.06

Total return	9.53	%(aa)	(5.97)%	11.34%		(1.33)%		8.67%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$133,656		$138,464	$166,650		$162,540		$179,897
Ratio of expenses to average net assets:
After waivers (f)	1.25%		1.25%	1.25%		1.31%		1.31%
Before waivers (f)	1.33%		1.33%	1.31%		1.32%		1.31%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.77%		0.11%	0.49	%(cc)(ii)	(0.12	)%(bb)	3.96	%(hh)
Before waivers (f)	1.69%		0.03%	0.44	%(cc)(ii)	(0.14	)%(bb)	3.96	%(hh)
Portfolio turnover rate^	204%		155%	190%		213%		184%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022	2021		2020		2019
Net asset value, beginning of year	$11.81		$13.01	$12.08		$12.25		$11.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.05	0.10	(3)(4)	0.01	(2)	0.54	(1)
Net realized and unrealized gain (loss)	0.90		(0.81)	1.31		(0.13)		0.52

Total from investment operations	1.15		(0.76)	1.41		(0.12)		1.06

Less distributions:
Dividends from net investment income	(0.26)		(0.07)	(0.12)		(0.05)		(0.54)
Distributions from net realized gains	(0.36)		(0.37)	(0.36)		—		(0.04)
Return of capital	—		—	—		—		(0.18)

Total dividends and distributions	(0.62)		(0.44)	(0.48)		(0.05)		(0.76)

Net asset value, end of year	$12.34		$11.81	$13.01		$12.08		$12.25

Total return	9.79	%(aa)	(5.78)%	11.65%		(1.00)%		8.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$26,062		$24,848	$26,209		$25,116		$20,863
Ratio of expenses to average net assets:
After waivers (f)	1.00%		1.00%	1.00%		1.05%		1.06%
Before waivers (f)	1.08%		1.08%	1.06%		1.07%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.04%		0.38%	0.76	%(cc)(ii)	0.10	%(bb)	4.29	%(hh)
Before waivers (f)	1.96%		0.30%	0.70	%(cc)(ii)	0.08	%(bb)	4.29	%(hh)
Portfolio turnover rate^	204%		155%	190%		213%		184%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.05 and $0.09 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05), $(0.05) and $(0.03) for Class IA, Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.02 and $0.05 for Class IA, Class IB and Class K, respectively.
(4)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.04, $0.04 and $0.08 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.20% for Class IA, 9.26% for Class IB and 9.52% for Class K.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.32% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.34% lower.
(hh)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 3.56% lower.
(ii)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.

See Notes to Financial Statements.

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	GAMCO Asset Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	21.05%	12.82%	7.94%
Portfolio – Class IB Shares	21.04	12.82	7.94
Portfolio – Class K Shares	21.35	13.10	8.21
Russell 2000® Value Index	14.65	10.00	6.76

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 21.04% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 2000® Value Index, which returned 14.65% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Industrial company exposure and performance was the largest contributor to returns during the year. Cyclicals, particularly those exposed to infrastructure and re-shoring spending, were strong during this period. These include forklift maker Hyster-Yale Materials Handling, Inc. and providers of valves such as CIRCOR International, Inc., which was up more than 130% during the year after it was acquired by KKR in a competitive process.

•	Another industrial sector company in the waste management business, Republic Services, Inc., also held up well.

•

A likely takeover target responded positively to a catalyst as Atlanta Braves Holdings, Inc. was up more than 30% during the year. The company’s separation from the Liberty tracker group paves the way for a private buyer in a hot sports team market.

What hurt performance during the year:

•

Despite the broader strength of industrial companies noted above, there were subsets of these companies that faced challenges during the period. After outperforming in 2022, lower crop prices hit companies touching the agricultural ecosystem such as CNH Industrial NV.

•

The Portfolio’s exposure to small capitalization companies, defined as companies with under $2 billion market capitalization at the time of purchase, was a slight negative detractor to performance solely from an allocation perspective.

•	The Portfolio’s lower allocation to the Energy sector resulted in a lower relative performance in this sector for the year.

Sector Weightings as of December 31, 2023	% of Net Assets
Industrials	43.6%
Consumer Discretionary	16.3
Communication Services	7.2
Materials	6.1
Consumer Staples	5.0
Information Technology	4.3
Utilities	3.9
Financials	3.6
Real Estate	3.2
Health Care	2.8
Energy	1.5
Investment Companies	0.6
Cash and Other	1.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (Unaudited)

of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,061.00	$5.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.42
Class IB
Actual	1,000.00	1,061.00	5.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.42
Class K
Actual	1,000.00	1,062.50	4.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.10	4.15

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.06%, 1.06% and 0.81%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.2%)
Diversified Telecommunication Services (0.7%)
Anterix, Inc.*	74,000	$2,465,680
EchoStar Corp., Class A (x)*	150,000	2,485,500
Liberty Global Ltd., Class A*	110,000	1,954,700
Liberty Global Ltd., Class C*	230,000	4,287,200
Liberty Latin America Ltd., Class A*	150,000	1,096,500
Liberty Latin America Ltd., Class C*	8,920	65,473
Shenandoah Telecommunications Co.	104,000	2,248,480
Telesat Corp.*	640,000	6,675,200
Verizon Communications, Inc.	73,000	2,752,100

		24,030,833

Entertainment (3.5%)
Atlanta Braves Holdings, Inc., Class A*	357,000	15,272,460
Atlanta Braves Holdings, Inc., Class C*	220,000	8,707,600
IMAX Corp.*	58,000	871,160
Live Nation Entertainment, Inc.*	252,500	23,634,000
Madison Square Garden Entertainment Corp., Class A*	312,007	9,918,702
Madison Square Garden Sports Corp.*	175,500	31,911,165
Marcus Corp. (The) (x)	570,000	8,310,600
Reading International, Inc., Class A (x)*	235,000	448,850
Reading International, Inc., Class B (x)*	14,500	204,160
Sphere Entertainment Co.*	327,007	11,105,158
Take-Two Interactive Software, Inc.*	57,000	9,174,150
TKO Group Holdings, Inc., Class A	27,300	2,227,134
Warner Bros Discovery, Inc.*	46,500	529,170

		122,314,309

Interactive Media & Services (0.0%)†
Cars.com, Inc.*	20,000	379,400

Media (2.2%)
AMC Networks, Inc., Class A*	111,000	2,085,690
Beasley Broadcast Group, Inc., Class A*‡	497,740	437,016
Clear Channel Outdoor Holdings, Inc.*	1,350,000	2,457,000
Corus Entertainment, Inc., Class B	345,000	184,861
Entravision Communications Corp., Class A	245,000	1,021,650
EW Scripps Co. (The), Class A*	2,052,000	16,395,480
Gray Television, Inc.	319,300	2,860,928
Gray Television, Inc., Class A	53,500	458,243
Grupo Televisa SAB (ADR)	1,670,000	5,577,800
Interpublic Group of Cos., Inc. (The)	564,000	18,408,960
Nexstar Media Group, Inc., Class A	34,600	5,423,550
Salem Media Group, Inc., Class A*	190,000	74,100
Sinclair, Inc. (x)	930,000	12,117,900
Sirius XM Holdings, Inc. (x)	1,000,000	5,470,000
TEGNA, Inc.	75,000	1,147,500
Townsquare Media, Inc., Class A	210,000	2,217,600
WideOpenWest, Inc.*	630,000	2,551,500

		78,889,778

Wireless Telecommunication Services (0.8%)
Gogo, Inc.*	310,000	3,140,300
Rogers Communications, Inc., Class B	200,000	9,362,000
Telephone and Data Systems, Inc.	332,000	6,092,200
United States Cellular Corp.*	255,000	10,592,700

		29,187,200

Total Communication Services		254,801,520

Consumer Discretionary (16.3%)
Automobile Components (4.1%)
BorgWarner, Inc.	240,000	8,604,000
Brembo SpA	1,000,088	12,254,923
Dana, Inc.	1,191,000	17,400,510
Garrett Motion, Inc. (x)*	949,998	9,186,481
Gentex Corp.	190,000	6,205,400
Modine Manufacturing Co.*	1,109,500	66,237,150
Phinia, Inc.	48,000	1,453,920
Standard Motor Products, Inc.	278,000	11,067,180
Stoneridge, Inc.*	216,000	4,227,120
Strattec Security Corp.*‡	233,000	5,850,630
Superior Industries International, Inc.*	57,500	184,000

		142,671,314

Automobiles (0.2%)
Thor Industries, Inc.	4,000	473,000
Winnebago Industries, Inc.	98,000	7,142,240

		7,615,240

Diversified Consumer Services (0.1%)
Universal Technical Institute, Inc.*	184,000	2,303,680

Hotels, Restaurants & Leisure (3.2%)
Biglari Holdings, Inc., Class A*‡	11,500	9,130,195
Boyd Gaming Corp.	530,500	33,214,605
Canterbury Park Holding Corp.‡	322,500	6,591,900
Cheesecake Factory, Inc. (The)	130,000	4,551,300
Churchill Downs, Inc.	162,000	21,858,660
Cracker Barrel Old Country Store, Inc. (x)	10,000	770,800
Denny’s Corp.*	390,017	4,243,385
Full House Resorts, Inc.*	500,000	2,685,000
Golden Entertainment, Inc.	164,000	6,548,520
Inspired Entertainment, Inc.*	125,000	1,235,000
International Game Technology plc	60,000	1,644,600
Las Vegas Sands Corp.	70,000	3,444,700
Nathan’s Famous, Inc.	202,300	15,781,423
Rock Field Co. Ltd.	208,000	2,379,461

		114,079,549

Household Durables (2.6%)
Bassett Furniture Industries, Inc.	392,000	6,507,200
Cavco Industries, Inc.*	121,000	41,941,020
Ethan Allen Interiors, Inc.	25,000	798,000
La-Z-Boy, Inc.	233,000	8,602,360
Lennar Corp., Class B	103,800	13,914,390
Lifetime Brands, Inc.	148,847	998,763
Nobility Homes, Inc.‡	181,000	6,154,000
Skyline Champion Corp.*	187,000	13,886,620

		92,802,353

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Leisure Products (0.8%)
American Outdoor Brands, Inc.*	230,000	$1,932,000
Brunswick Corp.	56,500	5,466,375
Johnson Outdoors, Inc., Class A	132,000	7,051,440
Marine Products Corp.	253,000	2,884,200
Universal Entertainment Corp. (x)	55,000	897,163
Vista Outdoor, Inc.*	368,000	10,881,760

		29,112,938

Specialty Retail (5.1%)
1-800-Flowers.com, Inc., Class A*	805,000	8,677,900
Aaron’s Co., Inc. (The)	80,000	870,400
AutoNation, Inc.*	324,700	48,763,446
Big 5 Sporting Goods Corp. (x)	220,000	1,394,800
Bowlin Travel Centers, Inc.*	80,000	324,000
Lands’ End, Inc.*	280,000	2,676,800
Monro, Inc. (x)	307,000	9,007,380
O’Reilly Automotive, Inc.*	10,000	9,500,800
Penske Automotive Group, Inc.	427,500	68,618,025
Pets at Home Group plc	240,000	973,425
Sally Beauty Holdings, Inc.*	700,000	9,296,000
Sportsman’s Warehouse Holdings, Inc.*	325,000	1,384,500
Tractor Supply Co.	58,500	12,579,255
Valvoline, Inc. (x)*	100,000	3,758,000

		177,824,731

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.*	90,000	401,400
Movado Group, Inc.	203,000	6,120,450
Wolverine World Wide, Inc.	53,500	475,615

		6,997,465

Total Consumer Discretionary		573,407,270

Consumer Staples (5.0%)
Beverages (0.7%)
Boston Beer Co., Inc. (The), Class A*	5,800	2,004,422
Brown-Forman Corp., Class A	86,500	5,154,535
Crimson Wine Group Ltd.*	395,000	2,328,920
Davide Campari-Milano NV	395,000	4,454,356
Primo Water Corp.	755,000	11,362,750

		25,304,983

Consumer Staples Distribution & Retail (1.2%)
Ingles Markets, Inc., Class A‡	462,000	39,902,940
Village Super Market, Inc., Class A	157,000	4,118,110

		44,021,050

Food Products (1.3%)
Calavo Growers, Inc.	80,000	2,352,800
Farmer Bros Co.*	587,000	1,796,220
Flowers Foods, Inc.	60,000	1,350,600
Hain Celestial Group, Inc. (The)*	445,000	4,872,750
Ingredion, Inc.	17,500	1,899,275
J & J Snack Foods Corp.	45,000	7,521,300
John B Sanfilippo & Son, Inc.	28,500	2,936,640
Lifeway Foods, Inc. (x)*	68,800	922,608
Limoneira Co. (x)	184,000	3,795,920
Maple Leaf Foods, Inc.	134,000	2,552,477
Post Holdings, Inc.*	99,000	8,717,940
Premier Foods plc	460,000	795,076
Tootsie Roll Industries, Inc.	77,000	2,559,480
WK Kellogg Co.	240,003	3,153,639

		45,226,725

Household Products (1.5%)
Church & Dwight Co., Inc.	100,000	9,456,000
Energizer Holdings, Inc.	165,000	5,227,200
Oil-Dri Corp. of America‡	379,000	25,423,320
Spectrum Brands Holdings, Inc.	34,000	2,712,180
WD-40 Co.	37,500	8,965,125

		51,783,825

Personal Care Products (0.3%)
BellRing Brands, Inc.*	84,000	4,656,120
Edgewell Personal Care Co.	130,000	4,761,900
United-Guardian, Inc.	148,500	1,069,200

		10,487,220

Total Consumer Staples		176,823,803

Energy (1.5%)
Energy Equipment & Services (0.9%)
Dril-Quip, Inc.*	720,000	16,754,400
KLX Energy Services Holdings, Inc. (x)*	23,000	258,980
Oceaneering International, Inc.*	185,000	3,936,800
RPC, Inc.	1,390,000	10,119,200

		31,069,380

Oil, Gas & Consumable Fuels (0.6%)
Callon Petroleum Co.*	63,000	2,041,200
CNX Resources Corp.*	190,000	3,800,000
Navigator Holdings Ltd. (x)	415,000	6,038,250
ONEOK, Inc.	135,000	9,479,700

		21,359,150

Total Energy		52,428,530

Financials (3.6%)
Banks (2.1%)
Ameris Bancorp	35,000	1,856,750
Atlantic Union Bankshares Corp. (x)	11,500	420,210
Cadence Bank	43,000	1,272,370
Capitol Federal Financial, Inc.	39,500	254,775
Colony Bankcorp, Inc.	12,800	170,240
Eagle Bancorp, Inc.	214,000	6,449,960
Farmers & Merchants Bank of Long Beach	75	384,451
FB Financial Corp.	12,000	478,200
First Bancorp (Nasdaq Stock Exchange)	10,000	370,100
First Bancorp (New York Stock Exchange)	84,000	1,381,800
First Busey Corp.	28,500	707,370
First Horizon Corp.	95,000	1,345,200
Flushing Financial Corp.	780,000	12,854,400
FNB Corp.	46,000	633,420
Hanover Bancorp, Inc. (x)	5,000	88,200
Hope Bancorp, Inc.	570,000	6,885,600
Huntington Bancshares, Inc.	250,000	3,180,000
OceanFirst Financial Corp.	100,000	1,736,000
Peapack-Gladstone Financial Corp.	30,000	894,600
Primis Financial Corp.	11,000	139,260
Renasant Corp.	22,000	740,960

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sandy Spring Bancorp, Inc.	160,000	$4,358,400
Seacoast Banking Corp. of Florida	37,000	1,053,020
ServisFirst Bancshares, Inc.	26,000	1,732,380
Southern First Bancshares, Inc.*	19,000	704,900
SouthState Corp.	19,000	1,604,550
Synovus Financial Corp.	86,000	3,237,900
Thomasville Bancshares, Inc. (x)	16,100	998,200
Towne Bank	11,000	327,360
Trustmark Corp.	12,000	334,560
United Community Banks, Inc.	23,000	672,980
Webster Financial Corp.	281,000	14,263,560

		71,531,676

Capital Markets (1.4%)
BKF Capital Group, Inc. (r)*	13,000	185,250
Charles Schwab Corp. (The)	30,000	2,064,000
Cohen & Steers, Inc.	247,700	18,758,321
Federated Hermes, Inc., Class B	79,000	2,674,940
GAM Holding AG*	580,000	269,984
Janus Henderson Group plc	250,000	7,537,500
KKR & Co., Inc.	150,000	12,427,500
PJT Partners, Inc., Class A	58,000	5,908,460

		49,825,955

Consumer Finance (0.1%)
Medallion Financial Corp. (x)	162,000	1,595,700
PROG Holdings, Inc.*	79,039	2,443,095

		4,038,795

Financial Services (0.0%)†
Compass Diversified Holdings	33,500	752,075
Crazy Woman Creek Bancorp, Inc.*	6,500	149,175

		901,250

Total Financials		126,297,676

Health Care (2.8%)
Health Care Equipment & Supplies (2.2%)
Align Technology, Inc.*	300	82,200
CONMED Corp.	57,000	6,242,070
Cooper Cos., Inc. (The)	11,000	4,162,840
Cutera, Inc. (x)*	685,000	2,414,625
Dexcom, Inc.*	52,000	6,452,680
Electromed, Inc.*	84,000	916,440
Globus Medical, Inc., Class A*	112,500	5,995,125
ICU Medical, Inc.*	21,000	2,094,540
Masimo Corp.*	84,500	9,904,245
Neogen Corp.*	40,000	804,400
Neuronetics, Inc. (x)*	35,000	101,500
Orthofix Medical, Inc.*	105,000	1,415,400
QuidelOrtho Corp.*	161,000	11,865,700
STERIS plc	85,700	18,841,145
Surmodics, Inc.*	65,700	2,388,195
Zimvie, Inc.*	231,000	4,100,250

		77,781,355

Health Care Providers & Services (0.3%)
Chemed Corp.	1,600	935,600
Henry Schein, Inc.*	20,000	1,514,200
NeoGenomics, Inc.*	4,000	64,720
OPKO Health, Inc. (x)*	185,000	279,350
Patterson Cos., Inc.	290,000	8,250,500

		11,044,370

Health Care Technology (0.1%)
Evolent Health, Inc., Class A*	80,000	2,642,400
Teladoc Health, Inc.*	6,500	140,075

		2,782,475

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	20,000	6,457,800
Lifecore Biomedical, Inc. (x)*	70,000	433,300

		6,891,100

Total Health Care		98,499,300

Industrials (43.6%)
Aerospace & Defense (4.3%)
AAR Corp.*	119,200	7,438,080
Astronics Corp.*	11,000	191,620
Astronics Corp., Class B (x)*	46,000	802,240
Curtiss-Wright Corp.	114,000	25,398,060
Ducommun, Inc.*	136,000	7,080,160
HEICO Corp.	120,700	21,589,609
HEICO Corp., Class A	3,200	455,808
Innovative Solutions and Support, Inc.*	120,854	1,030,885
Kaman Corp.	1,211,000	29,003,450
Moog, Inc., Class A	67,000	9,700,260
Moog, Inc., Class B (x)	34,021	4,925,560
National Presto Industries, Inc.	12,000	963,360
Park Aerospace Corp.	650,000	9,555,000
Textron, Inc.	285,000	22,919,700
Triumph Group, Inc.*	200	3,316
Woodward, Inc.	77,000	10,482,010

		151,539,118

Building Products (2.3%)
A.O. Smith Corp.	76,000	6,265,440
AZZ, Inc.	180,000	10,456,200
Fortune Brands Innovations, Inc.	8,800	670,032
Gibraltar Industries, Inc.*	57,000	4,501,860
Griffon Corp.	880,000	53,636,000
Johnson Controls International plc	109,000	6,282,760

		81,812,292

Commercial Services & Supplies (4.4%)
ACCO Brands Corp.	150,500	915,040
Casella Waste Systems, Inc., Class A*	100,000	8,546,000
Loomis AB, Class B	200,000	5,306,339
Matthews International Corp., Class A	575,500	21,092,075
OPENLANE, Inc.*	435,000	6,442,350
Pitney Bowes, Inc.	268,000	1,179,200
RB Global, Inc.	91,200	6,100,368
Republic Services, Inc.	314,000	51,781,740
Rollins, Inc.	1,238,000	54,063,460

		155,426,572

Construction & Engineering (0.3%)
Arcosa, Inc.	100,000	8,264,000
Granite Construction, Inc.	15,000	762,900

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Valmont Industries, Inc.	10,000	$2,335,100

		11,362,000

Electrical Equipment (2.4%)
Allient, Inc.	100,000	3,021,000
AMETEK, Inc.	326,000	53,754,140
Rockwell Automation, Inc.	87,000	27,011,760

		83,786,900

Machinery (21.3%)
Albany International Corp., Class A	35,500	3,486,810
Astec Industries, Inc. (x)	584,000	21,724,800
Blue Bird Corp. (x)*	65,000	1,752,400
Chart Industries, Inc.*	115,200	15,705,216
CNH Industrial NV	2,690,000	32,764,200
Commercial Vehicle Group, Inc.*	140,000	981,400
Crane Co.	543,000	64,150,020
Donaldson Co., Inc.	208,200	13,605,870
Eastern Co. (The)	270,000	5,940,000
Enerpac Tool Group Corp., Class A	140,000	4,352,600
Enpro, Inc.	362,000	56,739,880
Federal Signal Corp.	396,500	30,427,410
Flowserve Corp.	104,000	4,286,880
Franklin Electric Co., Inc.	246,500	23,824,225
Gencor Industries, Inc.*	159,000	2,566,260
Gorman-Rupp Co. (The)	467,000	16,592,510
Graco, Inc.	410,000	35,571,600
Graham Corp.*	80,000	1,517,600
Greenbrier Cos., Inc. (The)	170,000	7,510,600
Hyster-Yale Materials Handling, Inc.	312,000	19,403,280
IDEX Corp.	84,000	18,237,240
Interpump Group SpA	200,000	10,348,427
Iveco Group NV*	735,000	6,609,691
Kennametal, Inc.	214,000	5,519,060
L B Foster Co., Class A*	530,000	11,654,700
Lincoln Electric Holdings, Inc.	92,000	20,006,320
Lindsay Corp.	57,000	7,362,120
LS Starrett Co. (The), Class A*‡	454,346	5,497,587
Manitowoc Co., Inc. (The)*	250,000	4,172,500
Middleby Corp. (The)*	4,800	706,416
Mueller Industries, Inc.	2,375,000	111,981,250
Mueller Water Products, Inc., Class A	1,355,000	19,512,000
Nordson Corp.	38,200	10,090,912
Park-Ohio Holdings Corp.	564,000	15,205,440
Shyft Group, Inc. (The)	245,000	2,993,900
Standex International Corp.	80,000	12,670,400
Tennant Co.	409,000	37,910,210
Titan International, Inc.*	65,000	967,200
Toro Co. (The)	47,000	4,511,530
Trinity Industries, Inc.	645,000	17,150,550
Twin Disc, Inc.	615,000	9,938,400
Watts Water Technologies, Inc., Class A	262,500	54,689,250

		750,638,664

Professional Services (0.0%)†
Steel Connect, Inc.*	130,092	1,238,476

Trading Companies & Distributors (8.6%)
Distribution Solutions Group, Inc.*	215,500	6,801,180
GATX Corp.	801,000	96,296,220
H&E Equipment Services, Inc.	35,500	1,857,360
Herc Holdings, Inc.	799,000	118,963,110
McGrath RentCorp	23,000	2,751,260
Rush Enterprises, Inc., Class B‡	1,088,000	57,642,239
Titan Machinery, Inc.*	140,000	4,043,200
United Rentals, Inc.	26,500	15,195,630

		303,550,199

Total Industrials		1,539,354,221

Information Technology (4.3%)
Communications Equipment (0.1%)
Applied Optoelectronics, Inc. (x)*	73,000	1,410,360

Electronic Equipment, Instruments & Components (3.1%)
Badger Meter, Inc.	89,000	13,738,930
Bel Fuse, Inc., Class A‡	145,000	9,297,400
Crane NXT Co.	192,000	10,919,040
CTS Corp.	994,000	43,477,560
Daktronics, Inc.*	200,000	1,696,000
Itron, Inc.*	65,000	4,908,150
Landis+Gyr Group AG	26,500	2,394,626
Littelfuse, Inc.	40,000	10,702,400
Napco Security Technologies, Inc.	180,000	6,165,000
Rogers Corp.*	56,000	7,395,920
Trans-Lux Corp.*	120,060	96,048

		110,791,074

IT Services (0.0%)†
Alithya Group, Inc., Class A*	755,100	989,181

Software (1.0%)
Fortinet, Inc.*	111,000	6,496,830
Roper Technologies, Inc.	26,200	14,283,454
Tyler Technologies, Inc.*	36,200	15,135,944

		35,916,228

Technology Hardware, Storage & Peripherals (0.1%)
Intevac, Inc. (x)*	379,000	1,637,280
TransAct Technologies, Inc.*	132,000	921,360

		2,558,640

Total Information Technology		151,665,483

Materials (6.1%)
Chemicals (2.7%)
Ashland, Inc.	57,500	4,847,825
Core Molding Technologies, Inc.*	327,200	6,063,016
Element Solutions, Inc.	67,000	1,550,380
FMC Corp.	20,000	1,261,000
Hawkins, Inc.	55,500	3,908,310
HB Fuller Co.	340,000	27,679,400
Huntsman Corp.	100,000	2,513,000
Livent Corp. (x)*	52,000	934,960
Mativ Holdings, Inc.	80,000	1,224,800
Minerals Technologies, Inc.	214,500	15,295,995
NewMarket Corp.	14,500	7,914,535
Olin Corp.	115,000	6,204,250
Quaker Chemical Corp.	4,700	1,003,074
Scotts Miracle-Gro Co. (The)	74,000	4,717,500
Sensient Technologies Corp.	162,000	10,692,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Takasago International Corp.	28,500	$705,426

		96,515,471

Containers & Packaging (1.6%)
Ardagh Metal Packaging SA	100,000	384,000
Greif, Inc., Class A	208,500	13,675,515
Myers Industries, Inc.	1,688,000	33,000,400
Sonoco Products Co.	155,000	8,659,850

		55,719,765

Metals & Mining (1.8%)
Ampco-Pittsburgh Corp.*‡	995,000	2,716,350
ATI, Inc.*	426,500	19,392,955
Barrick Gold Corp.	24,000	434,160
Haynes International, Inc.	12,000	684,600
Kinross Gold Corp.	45,000	272,250
Materion Corp.	210,200	27,353,326
TimkenSteel Corp.*	210,000	4,924,500
Tredegar Corp.	1,500,000	8,115,000

		63,893,141

Total Materials		216,128,377

Real Estate (3.2%)
Hotel & Resort REITs (1.6%)
Ryman Hospitality Properties, Inc. (REIT)	522,000	57,451,320

Real Estate Management & Development (1.6%)
Capital Properties, Inc., Class A	76,500	910,350
Gyrodyne LLC*	8,004	71,636
Seritage Growth Properties, Class A (x)*	160,000	1,496,000
St Joe Co. (The)	717,000	43,149,060
Tejon Ranch Co.*	507,638	8,731,373

		54,358,419

Total Real Estate		111,809,739

Utilities (3.9%)
Electric Utilities (1.4%)
Evergy, Inc.	148,000	7,725,600
Otter Tail Corp.	233,000	19,798,010
PNM Resources, Inc.	560,000	23,296,000

		50,819,610

Gas Utilities (1.4%)
Chesapeake Utilities Corp.	5,600	591,528
National Fuel Gas Co.	170,000	8,528,900
Northwest Natural Holding Co.	110,000	4,283,400
ONE Gas, Inc.	34,000	2,166,480
RGC Resources, Inc.	330,000	6,712,200
Southwest Gas Holdings, Inc.	414,000	26,226,900

		48,509,408

Independent Power and Renewable Electricity Producers (0.3%)
AES Corp. (The)	240,000	4,620,000
NextEra Energy Partners LP	25,000	760,250
Ormat Technologies, Inc.	83,600	6,336,044

		11,716,294

Multi-Utilities (0.7%)
Black Hills Corp.	172,500	9,306,375
Northwestern Energy Group, Inc.	264,000	13,434,960

		22,741,335

Water Utilities (0.1%)
Cadiz, Inc. (x)*	10,000	28,000
SJW Group	47,500	3,104,125
York Water Co. (The)	43,500	1,679,970

		4,812,095

Total Utilities		138,598,742

Total Common Stocks (97.5%) (Cost $1,290,875,960)		3,439,814,661

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)(x)*	115,000	90,988

Total Industrials		90,988

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	100,000	200,000

Total Materials		200,000

Total Rights (0.0%)† (Cost $106,500)		290,988

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25* (Cost $—)	532,000	63,840

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.6%)
Allspring Government Money Market Fund, Select Shares
5.28% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares
5.26% (7 day yield) (xx)	5,380,736	5,380,736
Dreyfus Treasury Obligations Cash Management Fund
5.25% (7 day yield) (xx)	10,642,274	10,642,274
Goldman Sachs Financial Square Government Fund
5.24% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares
5.29% (7 day yield) (xx)	7,175	7,175

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund - Government Portfolio
5.27% (7 day yield) (xx)	117,500	$117,500

Total Investment Companies		22,147,685

Total Short-Term Investments (0.6%) (Cost $22,147,685)		22,147,685

Total Investments in Securities (98.1%) (Cost $1,313,130,145)		3,462,317,174
Other Assets Less Liabilities (1.9%)		68,706,175

Net Assets (100%)		$3,531,023,349

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $22,673,945. This was collateralized by $1,694,329 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 1/15/24 – 11/15/53 and by cash of $22,147,685 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Communication Services
Media
Beasley Broadcast Group, Inc., Class A *	497,740	448,138	60,332	(46,865)	(119,030)	94,441	437,016	—	—
Consumer Discretionary
Automobile Components
Strattec Security Corp.*	233,000	4,726,603	77,205	(11,403)	71	1,058,154	5,850,630	—	—
Hotels, Restaurants & Leisure
Biglari Holdings, Inc., Class A*	11,500	8,061,300	—	(179,482)	9,267	1,239,110	9,130,195	—	—
Canterbury Park Holding Corp.	322,500	10,206,390	—	(91,608)	22,836	(3,545,718)	6,591,900	90,790	—
Household Durables
Nobility Homes, Inc.**	181,000	4,143,270	195,950	—	—	1,814,780	6,154,000	174,687	—
Consumer Staples
Consumer Staples Distribution & Retail
Ingles Markets, Inc., Class A	462,000	44,033,990	863,716	(467,676)	372,807	(4,899,897)	39,902,940	300,218	—
Household Products
Oil-Dri Corp. of America	379,000	14,636,856	—	(3,241,317)	2,060,598	11,967,183	25,423,320	464,068	—
Industrials
Machinery
LS Starrett Co. (The), Class A*	454,346	3,312,338	47,387	—	—	2,137,862	5,497,587	—	—
Trading Companies & Distributors
Rush Enterprises, Inc., Class B	1,088,000	41,893,015	—	(1,278,545)	1,071,673	15,956,096	57,642,239	686,553	—
Information Technology
Electronic Equipment, Instruments & Components
Bel Fuse, Inc., Class A	145,000	5,409,625	—	(909,452)	461,756	4,335,471	9,297,400	38,124	—
Materials
Metals & Mining
Ampco-Pittsburgh Corp.*,**	995,000	2,409,600	109,130	—	—	197,620	2,716,350	—	—
Real Estate
Industrial REITs
Indus Realty Trust, Inc. (REIT)	—	21,332,640	—	(22,499,259)	14,426,782	(13,260,163)	—	115,019	—

Total		160,613,765	1,353,720	(28,725,607)	18,306,760	17,094,939	168,643,577	1,869,459	—

**	Not affiliated at December 31, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Communication Services	$254,343,277	$458,243	$—	$254,801,520
Consumer Discretionary	525,512,680	47,894,590	—	573,407,270
Consumer Staples	171,574,371	5,249,432	—	176,823,803
Energy	52,428,530	—	—	52,428,530
Financials	124,222,416	1,890,010	185,250	126,297,676
Health Care	98,499,300	—	—	98,499,300
Industrials	1,511,361,964	27,992,257	—	1,539,354,221
Information Technology	139,877,409	11,788,074	—	151,665,483
Materials	215,422,951	705,426	—	216,128,377
Real Estate	110,827,753	981,986	—	111,809,739
Utilities	138,598,742	—	—	138,598,742
Rights
Industrials	—	—	90,988	90,988
Materials	—	200,000	—	200,000
Short-Term Investments
Investment Companies	22,147,685	—	—	22,147,685
Warrants
Materials	63,840	—	—	63,840

Total Assets	$3,364,880,918	$97,160,018	$276,238	$3,462,317,174

Total Liabilities	$—	$—	$—	$—

Total	$3,364,880,918	$97,160,018	$276,238	$3,462,317,174

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $185,250 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$161,278,172
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$450,985,067

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,274,576,185
Aggregate gross unrealized depreciation	(129,612,407)

Net unrealized appreciation	$2,144,963,778

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,317,353,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $56,526,714)	$168,643,577
Unaffiliated Issuers (Cost $1,256,603,431)	3,293,673,597
Cash	89,912,721
Foreign cash (Cost $878,226)	998,063
Receivable for securities sold	3,244,840
Dividends, interest and other receivables	2,257,151
Receivable for Portfolio shares sold	384,646
Securities lending income receivable	159,484
Other assets	15,069

Total assets	3,559,289,148

LIABILITIES
Payable for return of collateral on securities loaned	22,147,685
Investment management fees payable	1,998,824
Payable for Portfolio shares repurchased	1,606,114
Payable for securities purchased	1,523,466
Distribution fees payable – Class IB	594,850
Administrative fees payable	271,978
Distribution fees payable – Class IA	42,538
Accrued expenses	80,344

Total liabilities	28,265,799

Commitments and contingent liabilities^
NET ASSETS	$3,531,023,349

Net assets were comprised of:
Paid in capital	$1,350,433,394
Total distributable earnings (loss)	2,180,589,955

Net assets	$3,531,023,349

Class IA
Net asset value, offering and redemption price per share, $206,787,225 / 2,963,428 shares outstanding (unlimited amount authorized: $0.01 par value)	$69.78

Class IB
Net asset value, offering and redemption price per share, $2,903,211,685 / 41,497,447 shares outstanding (unlimited amount authorized: $0.01 par value)	$69.96

Class K
Net asset value, offering and redemption price per share, $421,024,439 / 6,026,956 shares outstanding (unlimited amount authorized: $0.01 par value)	$69.86

(x)	Includes value of securities on loan of $22,673,945.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($1,869,459 of dividend income received from affiliates) (net of $219,462 foreign withholding tax)	$49,770,461
Interest	3,201,641
Securities lending (net)	892,534

Total income	53,864,636

EXPENSES
Investment management fees	22,811,128
Distribution fees – Class IB	6,717,177
Administrative fees	3,087,540
Distribution fees – Class IA	498,382
Printing and mailing expenses	403,943
Professional fees	191,276
Trustees’ fees	118,444
Custodian fees	106,200
Miscellaneous	63,932

Total expenses	33,998,022

NET INVESTMENT INCOME (LOSS)	19,866,614

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($18,306,760 realized gain (loss) from affiliates)	255,039,452
Foreign currency transactions	(31,018)

Net realized gain (loss)	255,008,434

Change in unrealized appreciation (depreciation) on:
Investments in securities ($17,094,939 of change in unrealized appreciation (depreciation) from affiliates)	361,375,587
Foreign currency translations	84,013

Net change in unrealized appreciation (depreciation)	361,459,600

NET REALIZED AND UNREALIZED GAIN (LOSS)	616,468,034

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$636,334,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,866,614	$16,122,919
Net realized gain (loss)	255,008,434	119,985,149
Net change in unrealized appreciation (depreciation)	361,459,600	(533,442,277)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	636,334,648	(397,334,209)

Distributions to shareholders:
Class IA	(14,878,732)	(10,811,812)
Class IB	(207,596,406)	(139,093,709)
Class K	(31,104,819)	(23,253,350)

Total distributions to shareholders	(253,579,957)	(173,158,871)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 105,688 and 71,654 shares, respectively ]	7,157,220	4,702,028
Capital shares issued in reinvestment of dividends and distributions [ 217,772 and 172,596 shares, respectively ]	14,878,732	10,811,812
Capital shares repurchased [ (507,289) and (464,655) shares , respectively]	(34,144,571)	(30,595,937)

Total Class IA transactions	(12,108,619)	(15,082,097)

Class IB
Capital shares sold [ 1,323,247 and 1,257,918 shares, respectively ]	89,186,305	82,324,823
Capital shares issued in reinvestment of dividends and distributions [ 3,030,464 and 2,214,884 shares, respectively ]	207,596,406	139,093,709
Capital shares repurchased [ (3,641,288) and (3,304,672) shares , respectively]	(246,028,973)	(216,834,112)

Total Class IB transactions	50,753,738	4,584,420

Class K
Capital shares sold [ 301,162 and 320,020 shares, respectively ]	20,489,468	21,198,011
Capital shares issued in reinvestment of dividends and distributions [ 454,725 and 370,473 shares, respectively ]	31,104,819	23,253,350
Capital shares repurchased [ (1,211,784) and (1,006,550) shares , respectively]	(83,232,330)	(66,499,215)

Total Class K transactions	(31,638,043)	(22,047,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,007,076	(32,545,531)

TOTAL INCREASE (DECREASE) IN NET ASSETS	389,761,767	(603,038,611)
NET ASSETS:
Beginning of year	3,141,261,582	3,744,300,193

End of year	$3,531,023,349	$3,141,261,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022		2021		2020		2019
Net asset value, beginning of year	$62.18	$73.59		$63.55		$59.78		$50.02

Income (loss) from investment operations:
Net investment income (loss) (e)	0.38	0.30	(5)	0.34	(3)(4)	0.28	(2)	0.33	(1)
Net realized and unrealized gain (loss)	12.57	(8.17)		15.47		5.28		11.33

Total from investment operations	12.95	(7.87)		15.81		5.56		11.66

Less distributions:
Dividends from net investment income	(0.44)	(0.35)		(0.48)		(0.40)		(0.35)
Distributions from net realized gains	(4.91)	(3.19)		(5.29)		(1.39)		(1.55)

Total dividends and distributions	(5.35)	(3.54)		(5.77)		(1.79)		(1.90)

Net asset value, end of year	$69.78	$62.18		$73.59		$63.55		$59.78

Total return	21.05%	(10.67)%		25.14%		9.51%		23.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$206,787	$195,697		$247,825		$226,426		$234,644
Ratio of expenses to average net assets (f)	1.06%	1.05%		1.05%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets (f)	0.57%	0.46	%(ee)	0.46	%(dd)(ff)	0.53	%(bb)	0.57	%(cc)
Portfolio turnover rate^	5%	3%		4%		5%		2%

	Year Ended December 31,
Class IB	2023	2022		2021		2020		2019
Net asset value, beginning of year	$62.33	$73.76		$63.68		$59.90		$50.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39	0.30	(5)	0.35	(3)(4)	0.29	(2)	0.33	(1)
Net realized and unrealized gain (loss)	12.59	(8.19)		15.50		5.28		11.35

Total from investment operations	12.98	(7.89)		15.85		5.57		11.68

Less distributions:
Dividends from net investment income	(0.44)	(0.35)		(0.48)		(0.40)		(0.35)
Distributions from net realized gains	(4.91)	(3.19)		(5.29)		(1.39)		(1.55)

Total dividends and distributions	(5.35)	(3.54)		(5.77)		(1.79)		(1.90)

Net asset value, end of year	$69.96	$62.33		$73.76		$63.68		$59.90

Total return	21.04%	(10.67)%		25.15%		9.51%		23.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,903,212	$2,542,134		$2,995,792		$2,571,252		$2,459,672
Ratio of expenses to average net assets (f)	1.06%	1.05%		1.05%		1.07%		1.07%
Ratio of net investment income (loss) to average net assets (f)	0.57%	0.46	%(ee)	0.47	%(dd)(ff)	0.54	%(bb)	0.57	%(cc)
Portfolio turnover rate^	5%	3%		4%		5%		2%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022		2021		2020		2019
Net asset value, beginning of year	$62.23	$73.64		$63.57		$59.77		$50.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.55	0.47	(5)	0.53	(3)(4)	0.39	(2)	0.47	(1)
Net realized and unrealized gain (loss)	12.60	(8.17)		15.47		5.33		11.33

Total from investment operations	13.15	(7.70)		16.00		5.72		11.80

Less distributions:
Dividends from net investment income	(0.61)	(0.52)		(0.64)		(0.53)		(0.49)
Distributions from net realized gains	(4.91)	(3.19)		(5.29)		(1.39)		(1.55)

Total dividends and distributions	(5.52)	(3.71)		(5.93)		(1.92)		(2.04)

Net asset value, end of year	$69.86	$62.23		$73.64		$63.57		$59.77

Total return	21.35%	(10.45)%		25.45%		9.78%		23.65%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$421,024	$403,431		$500,683		$500,755		$532,290
Ratio of expenses to average net assets (f)	0.81%	0.80%		0.80%		0.82%		0.82%
Ratio of net investment income (loss) to average net assets (f)	0.82%	0.71	%(ee)	0.72	%(dd)(ff)	0.76	%(bb)	0.82	%(cc)
Portfolio turnover rate^	5%	3%		4%		5%		2%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.24, $0.24 and $0.39 for Class IA, Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.23 for Class IA, Class IB and Class K, respectively.
(3)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.18, $0.19, and $0.37 for Class IA, Class IB and Class K, respectively.
(4)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18, $0.19, and $0.37 for Class IA, Class IB and Class K, respectively.
(5)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.22, $0.22 and $0.39 for Class IA, Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.31% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(dd)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.22% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.
(ff)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.22% lower.

See Notes to Financial Statements.

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AXA Investment Managers US Inc.

➢	Post Advisory Group, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	12.39%	4.76%	3.78%
Portfolio – Class K Shares	12.66	5.01	4.02
ICE BofA U.S. High Yield Index	13.54	5.24	4.53

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 12.39% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the ICE BofA U.S. High Yield Index, which returned 13.54% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The Portfolio’s exposure to lower rated single B assets outperformed the broader index.

•	Longest duration assets (over 10 years) outperformed.

•	Overweight exposure to property & casualty contributed to performance.

•	Security selection and overweight exposure to the finance companies and brokerage/asset managers/exchange sectors outperformed.

What hurt performance during the year:

•	A large detractor from the Portfolio’s relative performance was security selection within the highest yielding segment of the market.

•	Looking at performance by sector, security selection in the Telecommunications space was a top detractor from the Portfolio’s relative performance.

•	On an individual security basis, the Lumen Technologies, Inc.’s 5.375% notes due 2029 was a key detractor from the Portfolio’s performance.

•	Shortest duration assets (less than 1 year) underperformed.

•	Security selection with Health Care detracted from performance.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	4.74
Weighted Average Coupon (%)	6.23
Weighted Average Effective Duration (Years)*	3.07
Weighted Average Rating**	BB-

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
Consumer Discretionary	14.9%
Financials	13.1
Investment Companies	12.6
Information Technology	10.8
Industrials	10.5
Communication Services	10.1
Exchange Traded Funds	8.9
Energy	7.9
Materials	7.9
Health Care	4.9
Consumer Staples	4.4
Real Estate	2.0
U.S. Treasury Obligations	1.1
Utilities	0.4
Cash and Other	(9.5)

100.0%

1290 VT HIGH YIELD BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,069.40	$5.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	1,070.70	3.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (84.0%)
Communication Services (10.1%)
Diversified Telecommunication Services (3.5%)
Altice France SA
8.125%, 2/1/27§	$444,000	$408,480
CCO Holdings LLC
5.500%, 5/1/26§	150,000	147,937
5.000%, 2/1/28§	225,000	214,875
6.375%, 9/1/29§	494,000	484,841
4.750%, 3/1/30§	458,000	418,589
4.250%, 2/1/31§	400,000	348,375
4.750%, 2/1/32§	277,000	243,234
4.500%, 5/1/32	754,000	643,162
4.500%, 6/1/33§	612,000	517,905
4.250%, 1/15/34§	1,125,000	911,250
Iliad Holding SASU
7.000%, 10/15/28§	375,000	373,125
Level 3 Financing, Inc.
4.625%, 9/15/27 (x)§	25,000	14,988
4.250%, 7/1/28§	520,000	257,130
3.625%, 1/15/29§	525,000	218,531
3.750%, 7/15/29§	200,000	82,500
Lumen Technologies, Inc.
5.125%, 12/15/26 (x)§	452,000	284,760
Virgin Media Finance plc 5.000%, 7/15/30 (x)§	400,000	355,656
Virgin Media Secured Finance plc
5.500%, 5/15/29§	1,175,000	1,136,707
Windstream Escrow LLC
7.750%, 8/15/28 (x)§	367,000	320,376
Zayo Group Holdings, Inc.
4.000%, 3/1/27 (x)§	597,000	477,976
6.125%, 3/1/28§	442,000	323,000

		8,183,397

Entertainment (1.7%)
Cinemark USA, Inc.
5.250%, 7/15/28 (x)§	1,650,000	1,509,387
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	276,000	272,721
6.500%, 5/15/27§	282,000	285,878
4.750%, 10/15/27 (x)§	900,000	860,355
Playtika Holding Corp.
4.250%, 3/15/29§	1,200,000	1,048,500

		3,976,841

Interactive Media & Services (0.2%)
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	306,000	109,395
ZipRecruiter, Inc.
5.000%, 1/15/30§	325,000	284,115

		393,510

Media (4.7%)
CSC Holdings LLC
7.500%, 4/1/28§	250,000	186,250
11.250%, 5/15/28§	200,000	206,072
5.750%, 1/15/30§	550,000	342,375
4.625%, 12/1/30§	375,000	223,125
DISH DBS Corp.
7.750%, 7/1/26	275,000	191,469
7.375%, 7/1/28	550,000	327,937
Gray Escrow II, Inc.
5.375%, 11/15/31§	257,000	193,863
Gray Television, Inc.
5.875%, 7/15/26§	222,000	216,173
4.750%, 10/15/30§	347,000	261,662
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	564,000	525,930
Nexstar Media, Inc.
5.625%, 7/15/27§	1,178,000	1,132,647
Outfront Media Capital LLC
5.000%, 8/15/27 (x)§	1,230,000	1,190,025
4.250%, 1/15/29§	850,000	762,875
4.625%, 3/15/30§	250,000	222,500
Sinclair Television Group, Inc.
5.500%, 3/1/30§	304,000	224,960
Sirius XM Radio, Inc.
3.125%, 9/1/26§	444,000	417,360
4.000%, 7/15/28§	475,000	435,979
4.125%, 7/1/30§	75,000	67,125
3.875%, 9/1/31 (x)§	1,076,000	922,670
Stagwell Global LLC
5.625%, 8/15/29 (x)§	539,000	495,222
TEGNA, Inc.
4.750%, 3/15/26§	500,000	485,625
5.000%, 9/15/29	215,000	196,478
Univision Communications, Inc.
7.375%, 6/30/30 (x)§	418,000	416,658
Videotron Ltd.
3.625%, 6/15/29§	258,000	235,103
VZ Secured Financing BV
5.000%, 1/15/32§	526,000	444,733
Ziggo Bond Co. BV 6.000%, 1/15/27§	737,000	721,550

		11,046,366

Total Communication Services		23,600,114

Consumer Discretionary (14.5%)
Automobile Components (0.6%)
Clarios Global LP
6.750%, 5/15/28 (x)§	564,000	573,870
Icahn Enterprises LP
5.250%, 5/15/27	325,000	292,906
9.750%, 1/15/29§	125,000	127,525
4.375%, 2/1/29	550,000	457,875

		1,452,176

Broadline Retail (0.5%)
Getty Images, Inc.
9.750%, 3/1/27§	1,086,000	1,091,430

Distributors (0.7%)
Ritchie Bros Holdings, Inc.
7.750%, 3/15/31§	689,000	734,550
Verde Purchaser LLC
10.500%, 11/30/30§	291,000	293,604
Windsor Holdings III LLC
8.500%, 6/15/30 (x)§	621,000	648,368

		1,676,522

Diversified Consumer Services (0.8%)
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	400,000	392,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Service Corp. International
4.000%, 5/15/31	$100,000	$89,550
Sotheby’s 7.375%, 10/15/27 (x)§	1,350,000	1,297,755

		1,779,305

Hotels, Restaurants & Leisure (7.9%)
1011778 BC ULC
5.750%, 4/15/25 (x)§	268,000	266,660
3.875%, 1/15/28§	162,000	153,519
4.000%, 10/15/30 (x)§	1,100,000	980,826
Boyd Gaming Corp.
4.750%, 6/15/31§	800,000	731,000
Caesars Entertainment, Inc.
6.250%, 7/1/25§	650,000	650,104
4.625%, 10/15/29 (x)§	795,000	714,308
7.000%, 2/15/30§	1,581,000	1,614,169
Carnival Corp.
5.750%, 3/1/27§	925,000	899,276
6.000%, 5/1/29 (x)§	659,000	631,836
7.000%, 8/15/29 (x)§	140,000	145,775
CEC Entertainment LLC
6.750%, 5/1/26§	300,000	291,000
Churchill Downs, Inc.
5.500%, 4/1/27§	298,000	293,903
5.750%, 4/1/30§	526,000	513,507
Dave & Buster’s, Inc.
7.625%, 11/1/25§	547,000	553,526
Everi Holdings, Inc.
5.000%, 7/15/29 (x)§	1,025,000	932,750
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	470,000	468,825
3.625%, 2/15/32§	588,000	512,295
IRB Holding Corp.
7.000%, 6/15/25§	350,000	349,419
Life Time, Inc.
5.750%, 1/15/26§	602,000	595,227
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	390,000	334,912
NCL Corp. Ltd.
8.375%, 2/1/28§	311,000	326,550
Ontario Gaming GTA LP
8.000%, 8/1/30§	341,000	351,656
Raising Cane’s Restaurants LLC
9.375%, 5/1/29 (x)§	300,000	320,250
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	462,000	455,735
11.625%, 8/15/27§	250,000	270,698
5.500%, 4/1/28§	425,000	415,969
7.250%, 1/15/30§	214,000	222,560
Scientific Games Holdings LP
6.625%, 3/1/30 (x)§	324,000	305,467
Six Flags Entertainment Corp.
7.250%, 5/15/31 (x)§	373,000	372,993
Speedway Motorsports LLC
4.875%, 11/1/27§	400,000	376,000
Station Casinos LLC
4.500%, 2/15/28§	717,000	677,565
4.625%, 12/1/31 (x)§	1,660,000	1,498,150
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28 (x)§	419,000	389,670
Wynn Resorts Finance LLC
5.125%, 10/1/29§	475,000	445,313
7.125%, 2/15/31§	50,000	52,062
Yum! Brands, Inc.
5.375%, 4/1/32	314,000	308,505

		18,421,980

Household Durables (0.4%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25 (x)§	434,000	428,115
Newell Brands, Inc.
6.625%, 9/15/29	194,000	193,273
6.375%, 4/1/36 (e)	225,000	205,542

		826,930

Specialty Retail (2.9%)
Asbury Automotive Group, Inc.
4.750%, 3/1/30	144,000	134,280
5.000%, 2/15/32 (x)§	125,000	113,750
eG Global Finance plc
12.000%, 11/30/28§	214,000	227,916
LBM Acquisition LLC
6.250%, 1/15/29§	808,000	719,120
LCM Investments Holdings II LLC
4.875%, 5/1/29§	302,000	279,673
8.250%, 8/1/31 (x)§	550,000	572,732
LSF9 Atlantis Holdings LLC
7.750%, 2/15/26 (x)§	900,000	859,500
Park River Holdings, Inc.
6.750%, 8/1/29§	275,000	224,125
Sonic Automotive, Inc.
4.625%, 11/15/29§	225,000	203,974
4.875%, 11/15/31§	279,000	247,487
Specialty Building Products Holdings LLC
6.375%, 9/30/26 (x)§	1,109,000	1,084,391
SRS Distribution, Inc.
6.000%, 12/1/29 (x)§	1,066,000	994,045
Upbound Group, Inc.
6.375%, 2/15/29§	825,000	773,660
White Cap Buyer LLC
6.875%, 10/15/28 (x)§	391,000	379,270

		6,813,923

Textiles, Apparel & Luxury Goods (0.7%)
Crocs, Inc.
4.125%, 8/15/31§	382,000	322,627
Hanesbrands, Inc.
9.000%, 2/15/31 (x)§	1,403,000	1,371,432

		1,694,059

Total Consumer Discretionary		33,756,325

Consumer Staples (4.4%)
Beverages (0.1%)
Primo Water Holdings, Inc.
4.375%, 4/30/29 (x)§	355,000	325,713

Consumer Staples Distribution & Retail (2.0%)
Albertsons Cos., Inc.
3.500%, 3/15/29§	150,000	135,995
4.875%, 2/15/30 (x)§	175,000	166,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Performance Food Group, Inc.
6.875%, 5/1/25§	$284,000	$284,250
5.500%, 10/15/27 (x)§	800,000	786,000
4.250%, 8/1/29§	900,000	825,930
United Natural Foods, Inc.
6.750%, 10/15/28 (x)§	361,000	290,970
US Foods, Inc.
4.750%, 2/15/29 (x)§	830,000	782,275
4.625%, 6/1/30§	883,000	816,775
7.250%, 1/15/32§	506,000	528,137

		4,617,238

Food Products (1.5%)
B&G Foods, Inc.
5.250%, 4/1/25 (x)	91,000	89,635
Chobani LLC
4.625%, 11/15/28§	250,000	232,500
Darling Ingredients, Inc.
6.000%, 6/15/30 (x)§	150,000	150,000
Lamb Weston Holdings, Inc.
4.375%, 1/31/32§	50,000	45,625
Post Holdings, Inc.
5.750%, 3/1/27§	144,000	142,920
5.500%, 12/15/29§	500,000	483,125
4.625%, 4/15/30§	490,000	451,413
4.500%, 9/15/31§	1,297,000	1,160,685
Sigma Holdco BV
7.875%, 5/15/26§	392,000	354,760
Simmons Foods, Inc.
4.625%, 3/1/29§	462,000	399,274

		3,509,937

Household Products (0.4%)
Central Garden & Pet Co.
4.125%, 10/15/30 (x)	182,000	165,241
Energizer Holdings, Inc.
4.750%, 6/15/28 (x)§	396,000	367,326
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	353,000	337,115

		869,682

Personal Care Products (0.4%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	372,000	370,140
Prestige Brands, Inc.
3.750%, 4/1/31 (x)§	639,000	560,722

		930,862

Total Consumer Staples		10,253,432

Energy (7.9%)
Energy Equipment & Services (0.4%)
Transocean, Inc.
8.750%, 2/15/30§	586,150	614,725
7.500%, 4/15/31	50,000	43,500
6.800%, 3/15/38	350,000	279,744

		937,969

Oil, Gas & Consumable Fuels (7.5%)
Aethon United BR LP
8.250%, 2/15/26§	362,000	364,263
Antero Midstream Partners LP
5.750%, 1/15/28§	450,000	443,813
Antero Resources Corp.
7.625%, 2/1/29§	200,000	205,250
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	430,000	432,150
Blue Racer Midstream LLC
7.625%, 12/15/25§	321,000	324,274
6.625%, 7/15/26§	304,000	300,960
Buckeye Partners LP
4.500%, 3/1/28§	250,000	235,625
5.850%, 11/15/43	175,000	141,767
5.600%, 10/15/44	150,000	116,709
Callon Petroleum Co.
7.500%, 6/15/30§	485,000	488,031
Chesapeake Energy Corp.
6.750%, 4/15/29 (x)§	300,000	302,016
Civitas Resources, Inc.
8.625%, 11/1/30§	300,000	317,196
CNX Midstream Partners LP
4.750%, 4/15/30§	700,000	628,530
CNX Resources Corp.
7.375%, 1/15/31 (x)§	325,000	326,219
Comstock Resources, Inc.
5.875%, 1/15/30 (x)§	925,000	801,281
Crescent Energy Finance LLC
7.250%, 5/1/26§	488,000	491,660
CrownRock LP
5.625%, 10/15/25§	656,000	653,488
Delek Logistics Partners LP
6.750%, 5/15/25	637,000	631,566
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	302,000	298,448
EnLink Midstream LLC
6.500%, 9/1/30 (x)§	150,000	153,075
EQM Midstream Partners LP
4.750%, 1/15/31§	325,000	302,218
Genesis Energy LP
8.000%, 1/15/27	539,000	548,621
7.750%, 2/1/28	799,000	799,999
8.250%, 1/15/29	225,000	231,176
8.875%, 4/15/30	250,000	258,140
Hess Midstream Operations LP
5.500%, 10/15/30 (x)§	250,000	241,875
HF Sinclair Corp.
5.000%, 2/1/28§	785,000	749,958
Hilcorp Energy I LP
6.000%, 4/15/30§	125,000	120,869
6.000%, 2/1/31§	175,000	168,656
6.250%, 4/15/32§	325,000	311,720
8.375%, 11/1/33§	175,000	185,068
Kinetik Holdings LP
5.875%, 6/15/30§	780,000	764,400
MEG Energy Corp.
5.875%, 2/1/29§	325,000	314,834
New Fortress Energy, Inc.
6.750%, 9/15/25§	200,000	198,250
NuStar Logistics LP
5.750%, 10/1/25 (x)	218,000	216,365
6.000%, 6/1/26	250,000	248,758
Permian Resources Operating LLC
5.875%, 7/1/29§	577,000	561,132
Summit Midstream Holdings LLC
9.000%, 10/15/26 (e)§	585,000	583,748

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Sunoco LP
4.500%, 4/30/30		$916,000	$845,633
Venture Global LNG, Inc.
8.375%, 6/1/31§		1,050,000	1,060,500
9.875%, 2/1/32§		450,000	468,563
Viper Energy, Inc.
7.375%, 11/1/31§		625,000	643,750

			17,480,554

Total Energy			18,418,523

Financials (11.7%)
Capital Markets (0.3%)
Aretec Group, Inc.
7.500%, 4/1/29 (x)§		180,000	161,887
10.000%, 8/15/30§		179,000	189,319
Drawbridge Special Opportunities Fund LP
3.875%, 2/15/26§		250,000	228,501

			579,707

Consumer Finance (3.5%)
Ally Financial, Inc.
6.700%, 2/14/33		350,000	348,624
Bread Financial Holdings, Inc.
7.000%, 1/15/26§		1,076,000	1,069,254
9.750%, 3/15/29§		625,000	645,456
Credit Acceptance Corp.
6.625%, 3/15/26 (x)		325,000	323,375
9.250%, 12/15/28§		475,000	504,592
Ford Motor Credit Co. LLC
2.300%, 2/10/25		326,000	313,312
6.950%, 6/10/26		224,000	229,488
5.113%, 5/3/29		200,000	194,140
7.200%, 6/10/30		250,000	265,710
4.000%, 11/13/30		675,000	607,034
GGAM Finance Ltd.
8.000%, 2/15/27§		324,000	331,280
8.000%, 6/15/28§		664,000	682,260
OneMain Finance Corp.
6.625%, 1/15/28		675,000	679,246
4.000%, 9/15/30		1,375,000	1,172,187
PROG Holdings, Inc.
6.000%, 11/15/29§		925,000	862,563

			8,228,521

Financial Services (3.8%)
Armor Holdco, Inc.
8.500%, 11/15/29§		243,000	221,264
Burford Capital Global Finance LLC
9.250%, 7/1/31§		900,000	949,500
Freedom Mortgage Corp.
6.625%, 1/15/27§		419,000	399,265
12.000%, 10/1/28§		296,000	323,093
Nationstar Mortgage Holdings, Inc.
5.000%, 2/1/26§		650,000	634,426
5.500%, 8/15/28§		375,000	360,000
NCR Atleos Corp.
9.500%, 4/1/29§		395,000	419,533
Oxford Finance LLC
6.375%, 2/1/27 (x)§		825,000	772,431
PHH Mortgage Corp.
7.875%, 3/15/26§		208,000	185,380
Provident Funding Associates LP
6.375%, 6/15/25§		675,000	616,781
Rocket Mortgage LLC
2.875%, 10/15/26§		226,000	209,050
3.625%, 3/1/29§		200,000	179,500
3.875%, 3/1/31§		1,125,000	988,976
4.000%, 10/15/33 (x)§		150,000	127,556
Shift4 Payments LLC
4.625%, 11/1/26 (x)§		969,000	933,874
United Wholesale Mortgage LLC
5.500%, 11/15/25§		350,000	346,605
5.500%, 4/15/29§		250,000	236,010
Verscend Escrow Corp.
9.750%, 8/15/26§		949,000	952,559

			8,855,803

Insurance (4.1%)
Acrisure LLC
7.000%, 11/15/25§		1,900,000	1,888,600
4.250%, 2/15/29 (x)§		275,000	246,125
Alliant Holdings Intermediate LLC
4.250%, 10/15/27§		850,000	807,500
6.750%, 10/15/27§		628,000	618,580
AmWINS Group, Inc.
4.875%, 6/30/29§		1,400,000	1,272,768
AssuredPartners, Inc.
7.000%, 8/15/25§		675,000	675,844
5.625%, 1/15/29 (x)§		475,000	439,375
BroadStreet Partners, Inc.
5.875%, 4/15/29§		348,000	323,640
HUB International Ltd.
7.000%, 5/1/26§		664,000	664,000
5.625%, 12/1/29§		75,000	71,250
NFP Corp.
4.875%, 8/15/28§		600,000	594,000
6.875%, 8/15/28§		1,800,000	1,822,500
USI, Inc.
7.500%, 1/15/32§		50,000	50,937

			9,475,119

Total Financials			27,139,150

Health Care (4.8%)
Biotechnology (0.3%)
Grifols SA
3.875%, 10/15/28§	EUR	225,000	226,521
4.750%, 10/15/28 (x)§		$430,000	388,780

			615,301

Health Care Equipment & Supplies (1.0%)
Garden Spinco Corp.
8.625%, 7/20/30§		1,133,000	1,216,558
Medline Borrower LP
3.875%, 4/1/29§		347,000	314,035
5.250%, 10/1/29 (x)§		554,000	521,807
Varex Imaging Corp.
7.875%, 10/15/27§		258,000	258,000

			2,310,400

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.
5.500%, 7/1/28§		550,000	541,750
5.000%, 4/15/29§		250,000	239,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
AdaptHealth LLC
6.125%, 8/1/28 (x)§	$281,000	$242,497
5.125%, 3/1/30 (x)§	298,000	234,675
DaVita, Inc.
3.750%, 2/15/31§	150,000	123,188
HealthEquity, Inc.
4.500%, 10/1/29§	746,000	680,725
Heartland Dental LLC
10.500%, 4/30/28§	454,000	473,295
Star Parent, Inc.
9.000%, 10/1/30 (x)§	347,000	364,888
Tenet Healthcare Corp.
4.875%, 1/1/26	522,000	514,488
4.625%, 6/15/28	100,000	95,351
6.125%, 10/1/28	700,000	695,751
6.125%, 6/15/30 (x)	264,000	264,660
US Acute Care Solutions LLC
6.375%, 3/1/26§	478,000	399,398

		4,870,041

Health Care Technology (0.4%)
IQVIA, Inc.
5.000%, 5/15/27 (x)§	200,000	195,750
5.700%, 5/15/28§	500,000	507,788
6.250%, 2/1/29§	184,000	190,879

		894,417

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.500%, 7/1/30 (x)§	212,000	218,890

Pharmaceuticals (0.9%)
Bausch Health Cos., Inc.
5.500%, 11/1/25 (x)§	462,000	421,169
11.000%, 9/30/28§	249,000	180,861
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	538,000	519,843
3.500%, 4/1/30§	550,000	481,937
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	400,000	378,000
Organon & Co.
5.125%, 4/30/31 (x)§	217,000	185,372

		2,167,182

Total Health Care		11,076,231

Industrials (10.5%)
Aerospace & Defense (0.9%)
Rolls-Royce plc
5.750%, 10/15/27§	452,000	450,870
TransDigm, Inc.
6.250%, 3/15/26§	500,000	497,585
5.500%, 11/15/27	225,000	219,424
6.750%, 8/15/28§	450,000	460,508
7.125%, 12/1/31§	425,000	443,594

		2,071,981

Building Products (1.3%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	113,000	113,989
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28 (x)§	343,000	350,313
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28 (x)§	310,000	315,425
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	268,000	233,302
Eco Material Technologies, Inc.
7.875%, 1/31/27§	650,000	648,537
Emerald Debt Merger Sub LLC
6.625%, 12/15/30§	528,000	537,963
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28 (x)§	279,000	265,477
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/28§	300,000	294,750
Standard Industries, Inc.
4.375%, 7/15/30§	332,000	303,780

		3,063,536

Commercial Services & Supplies (3.7%)
ACCO Brands Corp.
4.250%, 3/15/29 (x)§	450,000	404,617
ADT Security Corp. (The)
4.875%, 7/15/32 (x)§	491,000	454,175
Allied Universal Holdco LLC
6.625%, 7/15/26§	732,000	726,510
9.750%, 7/15/27§	464,000	453,657
6.000%, 6/1/29 (x)§	151,000	123,065
Aramark Services, Inc.
5.000%, 4/1/25§	428,000	423,720
5.000%, 2/1/28 (x)§	475,000	461,985
Clean Harbors, Inc.
6.375%, 2/1/31§	50,000	50,750
Covanta Holding Corp.
4.875%, 12/1/29§	375,000	327,634
Garda World Security Corp.
9.500%, 11/1/27 (x)§	850,000	856,375
6.000%, 6/1/29 (x)§	310,000	275,513
GFL Environmental, Inc.
5.125%, 12/15/26§	356,000	350,660
4.000%, 8/1/28§	250,000	230,000
4.750%, 6/15/29 (x)§	575,000	543,375
4.375%, 8/15/29§	825,000	761,062
Madison IAQ LLC
5.875%, 6/30/29§	267,000	234,960
Matthews International Corp.
5.250%, 12/1/25§	1,024,000	996,987
Neptune Bidco US, Inc.
9.290%, 4/15/29§	451,000	418,731
OPENLANE, Inc.
5.125%, 6/1/25§	117,000	114,660
Williams Scotsman, Inc.
6.125%, 6/15/25§	79,000	78,958
7.375%, 10/1/31§	426,000	447,833

		8,735,227

Construction & Engineering (0.6%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	84,000	88,623
Dycom Industries, Inc.
4.500%, 4/15/29§	350,000	324,625
Pike Corp.
5.500%, 9/1/28§	500,000	476,350
8.625%, 1/31/31§	262,000	275,152
Weekley Homes LLC
4.875%, 9/15/28§	242,000	225,060

		1,389,810

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Ground Transportation (1.2%)
EquipmentShare.com, Inc.
9.000%, 5/15/28 (x)§	$321,000	$330,261
GN Bondco LLC
9.500%, 10/15/31§	261,000	254,206
NESCO Holdings II, Inc.
5.500%, 4/15/29§	564,000	519,782
RXO, Inc.
7.500%, 11/15/27§	316,000	326,604
Watco Cos. LLC
6.500%, 6/15/27§	842,000	842,000
XPO, Inc.
7.125%, 6/1/31 (x)§	368,000	381,800
7.125%, 2/1/32§	103,000	106,219

		2,760,872

Machinery (0.4%)
ATS Corp.
4.125%, 12/15/28§	398,000	365,165
Chart Industries, Inc.
7.500%, 1/1/30§	501,000	524,798

		889,963

Passenger Airlines (0.8%)
Air Canada
3.875%, 8/15/26§	600,000	572,250
American Airlines, Inc.
5.750%, 4/20/29§	325,000	315,731
Hawaiian Brand Intellectual Property Ltd.
5.750%, 1/20/26§	175,000	164,941
United Airlines, Inc.
4.375%, 4/15/26§	250,000	243,182
VistaJet Malta Finance plc
9.500%, 6/1/28 (x)§	475,000	402,178
6.375%, 2/1/30 (x)§	225,000	156,375

		1,854,657

Professional Services (1.2%)
AMN Healthcare, Inc.
4.625%, 10/1/27§	275,000	260,219
ASGN, Inc.
4.625%, 5/15/28§	575,000	547,687
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29 (x)§	375,000	348,750
KBR, Inc.
4.750%, 9/30/28 (x)§	300,000	278,026
Science Applications International Corp.
4.875%, 4/1/28 (x)§	312,000	296,400
VT Topco, Inc.
8.500%, 8/15/30§	1,039,000	1,077,963

		2,809,045

Trading Companies & Distributors (0.4%)
Beacon Roofing Supply, Inc.
6.500%, 8/1/30 (x)§	395,000	401,912
WESCO Distribution, Inc.
7.250%, 6/15/28§	469,000	479,553

		881,465

Total Industrials		24,456,556

Information Technology (9.8%)
Communications Equipment (1.3%)
CommScope Technologies LLC
6.000%, 6/15/25§	367,000	299,105
CommScope, Inc.
6.000%, 3/1/26 (x)§	526,000	465,510
8.250%, 3/1/27 (x)§	824,000	432,378
7.125%, 7/1/28§	50,000	23,500
4.750%, 9/1/29 (x)§	997,000	670,482
Viasat, Inc.
5.625%, 9/15/25§	825,000	803,344
5.625%, 4/15/27§	400,000	387,000

		3,081,319

Electronic Equipment, Instruments & Components (0.1%)
Likewize Corp.
9.750%, 10/15/25§	298,000	300,607

IT Services (1.3%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	354,000	308,423
Cablevision Lightpath LLC
3.875%, 9/15/27 (x)§	650,000	568,750
5.625%, 9/15/28§	200,000	155,000
ION Trading Technologies Sarl
5.750%, 5/15/28 (x)§	600,000	533,268
Northwest Fiber LLC
6.000%, 2/15/28§	267,000	245,640
Presidio Holdings, Inc.
8.250%, 2/1/28 (x)§	318,000	318,795
Twilio, Inc.
3.875%, 3/15/31	450,000	400,342
Unisys Corp.
6.875%, 11/1/27§	494,000	443,365

		2,973,583

Software (7.1%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	960,000	949,200
Alteryx, Inc.
8.750%, 3/15/28§	410,000	436,461
AthenaHealth Group, Inc.
6.500%, 2/15/30§	606,000	547,291
Boxer Parent Co., Inc.
7.125%, 10/2/25§	346,000	346,865
Camelot Finance SA
4.500%, 11/1/26§	608,000	594,089
Capstone Borrower, Inc.
8.000%, 6/15/30 (x)§	1,005,000	1,042,768
Central Parent LLC
8.000%, 6/15/29§	790,000	821,837
Central Parent, Inc.
7.250%, 6/15/29§	261,000	265,617
Clarivate Science Holdings Corp.
3.875%, 7/1/28§	400,000	376,000
4.875%, 7/1/29 (x)§	1,488,000	1,396,548
Cloud Software Group, Inc.
6.500%, 3/31/29§	234,000	222,426
9.000%, 9/30/29§	574,000	544,657
Gen Digital, Inc.
5.000%, 4/15/25§	564,000	558,360
7.125%, 9/30/30 (x)§	1,222,000	1,273,935

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Helios Software Holdings, Inc.
4.625%, 5/1/28 (x)§	$272,000	$247,860
McAfee Corp.
7.375%, 2/15/30 (x)§	504,000	458,196
NCR Voyix Corp.
5.000%, 10/1/28§	419,000	398,050
5.125%, 4/15/29 (x)§	609,000	577,028
Open Text Corp.
6.900%, 12/1/27§	256,000	264,960
3.875%, 12/1/29 (x)§	75,000	67,060
Open Text Holdings, Inc.
4.125%, 12/1/31§	635,000	558,006
RingCentral, Inc.
8.500%, 8/15/30 (x)§	425,000	433,500
Rocket Software, Inc.
6.500%, 2/15/29§	580,000	504,600
SS&C Technologies, Inc.
5.500%, 9/30/27§	1,516,000	1,497,050
ZoomInfo Technologies LLC
3.875%, 2/1/29 (x)§	2,185,000	1,977,425

		16,359,789

Total Information Technology		22,715,298

Materials (7.9%)
Chemicals (2.7%)
ASP Unifrax Holdings, Inc.
5.250%, 9/30/28 (x)§	275,000	200,406
Avient Corp.
5.750%, 5/15/25§	184,000	184,024
7.125%, 8/1/30 (x)§	339,000	353,665
Axalta Coating Systems LLC
4.750%, 6/15/27§	350,000	340,813
HB Fuller Co.
4.250%, 10/15/28	372,000	350,145
Illuminate Buyer LLC
9.000%, 7/1/28§	888,000	846,930
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	300,000	283,500
9.625%, 3/15/29§	200,000	212,280
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	338,000	283,075
Minerals Technologies, Inc.
5.000%, 7/1/28§	555,000	523,781
NOVA Chemicals Corp.
4.875%, 6/1/24§	202,000	200,323
8.500%, 11/15/28§	301,000	315,081
Nufarm Australia Ltd.
5.000%, 1/27/30§	582,000	539,791
Olin Corp.
5.625%, 8/1/29	356,000	349,770
Olympus Water US Holding Corp.
4.250%, 10/1/28§	558,000	503,238
6.250%, 10/1/29§	200,000	177,000
WR Grace Holdings LLC
5.625%, 8/15/29 (x)§	627,000	551,302

		6,215,124

Containers & Packaging (3.9%)
ARD Finance SA
6.500%, 6/30/27 PIK§	496,000	231,721
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29 (x)§	1,834,000	1,554,572
Ardagh Packaging Finance plc
4.125%, 8/15/26§	400,000	365,000
5.250%, 8/15/27 (x)§	200,000	155,211
Ball Corp.
2.875%, 8/15/30	25,000	21,453
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	497,000	460,346
Crown Americas LLC
5.250%, 4/1/30 (x)	314,000	309,238
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	453,000	422,001
LABL, Inc.
6.750%, 7/15/26§	355,000	345,238
10.500%, 7/15/27 (x)§	617,000	590,006
5.875%, 11/1/28§	227,000	206,990
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	366,000	371,080
9.250%, 4/15/27§	1,150,000	1,127,000
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27 (x)§	333,000	333,000
7.250%, 5/15/31§	258,000	260,939
Sealed Air Corp.
6.125%, 2/1/28§	182,000	183,365
7.250%, 2/15/31§	350,000	371,437
Trivium Packaging Finance BV
5.500%, 8/15/26 (e)§	1,640,000	1,599,000
8.500%, 8/15/27 (e)(x)§	200,000	195,430

		9,103,027

Metals & Mining (1.3%)
Arsenal AIC Parent LLC
8.000%, 10/1/30§	500,000	523,125
Constellium SE
5.875%, 2/15/26 (x)§	250,000	247,500
5.625%, 6/15/28 (x)§	250,000	243,125
3.750%, 4/15/29§	75,000	68,062
Kaiser Aluminum Corp.
4.500%, 6/1/31§	378,000	326,025
Novelis Corp.
4.750%, 1/30/30§	800,000	751,240
3.875%, 8/15/31§	125,000	109,910
SunCoke Energy, Inc.
4.875%, 6/30/29 (x)§	900,000	810,000

		3,078,987

Total Materials		18,397,138

Real Estate (2.0%)
Diversified REITs (0.2%)
HAT Holdings I LLC (REIT)
3.375%, 6/15/26 (x)§	150,000	141,000
3.750%, 9/15/30§	100,000	83,500
VICI Properties LP (REIT)
4.625%, 6/15/25§	314,000	308,426

		532,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Health Care REITs (0.2%)
MPT Operating Partnership LP (REIT)
0.993%, 10/15/26	EUR	500,000	$414,268
3.500%, 3/15/31 (x)		$175,000	108,500

			522,768

Hotel & Resort REITs (0.8%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§		356,000	348,880
4.875%, 5/15/29§		479,000	445,277
Service Properties Trust (REIT)
8.625%, 11/15/31§		450,000	469,098
XHR LP (REIT)
6.375%, 8/15/25§		354,000	353,557
4.875%, 6/1/29§		156,000	143,043

			1,759,855

Real Estate Management & Development (0.6%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28 (x)§		446,000	443,770
Greystar Real Estate Partners LLC
7.750%, 9/1/30 (x)§		492,000	514,140
Howard Hughes Corp. (The)
4.375%, 2/1/31§		461,000	399,918

			1,357,828

Specialized REITs (0.2%)
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§		429,000	410,768

Total Real Estate			4,584,145

Utilities (0.4%)
Gas Utilities (0.1%)
Suburban Propane Partners LP
5.000%, 6/1/31§		250,000	225,737

Water Utilities (0.3%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		618,000	623,408

Total Utilities			849,145

Total Corporate Bonds			195,246,057

Loan Participations (2.9%)
Consumer Discretionary (0.4%)
Auto Components (0.1%)
EyeCare Partners LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 6.75%), 12.395%, 11/15/28 (k)		425,000	121,833

Automobiles (0.3%)
First Brands Group LLC, 1st Lien Term Loan
(CME Term SOFR 6 Month + 5.00%), 10.881%, 3/30/27 (k)		462,919	458,675
First Brands Group LLC, 2nd Lien Term Loan
(CME Term SOFR 6 Month + 8.50%), 14.381%, 3/30/28 (k)		300,000	285,000
First Brands Group LLC, Incremental Term Loan
(CME Term SOFR 6 Month + 5.00%), 10.881%, 3/30/27 (k)		74,249	73,600

			817,275

Total Consumer Discretionary			939,108

Financials (1.4%)
Capital Markets (0.5%)
Nexus Buyer LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 6.25%), 11.706%, 11/5/29 (k)		1,300,000	1,264,250

Insurance (0.9%)
Asurion LLC, 2nd Lien Term Loan B3
(CME Term SOFR 1 Month + 5.25%), 10.720%, 1/31/28 (k)		1,050,000	997,500
Asurion LLC, 2nd Lien Term Loan B4
(CME Term SOFR 1 Month + 5.25%), 10.720%, 1/20/29 (k)		1,100,000	1,035,572

			2,033,072

Total Financials			3,297,322

Health Care (0.1%)
Health Care Providers & Services (0.1%)
National Mentor Holdings, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 7.25%), 12.698%, 3/2/29 (k)		200,000	148,000
Sound Inpatient Physicians, Inc., 2nd Lien Initial Term Loan
(CME Term SOFR 3 Month + 6.75%), 12.395%, 6/26/26 (k)		475,000	25,332

Total Health Care			173,332

Information Technology (1.0%)
Software (1.0%)
Applied Systems, Inc., 2nd Lien Term Loan
(CME Term SOFR 3 Month + 6.75%), 12.098%, 9/17/27 (k)		967,193	971,424
Ascend Learning LLC, 2nd Lien Initial Term Loan
(CME Term SOFR 1 Month + 5.75%), 11.206%, 12/10/29 (k)		100,000	85,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Loyalty Ventures, Inc., Term Loan B
(PRIME 3 Month + 6.50%), 0.000%, 11/3/26 (k)	$305,297	$2,290
UKG, Inc., 2nd Lien Incremental Term Loan
(CME Term SOFR 3 Month + 5.25%), 10.764%, 5/3/27 (k)	1,250,000	1,250,521

Total Information Technology		2,309,985

Total Loan Participations		6,719,747

Total Long-Term Debt Securities (86.9%) (Cost $209,346,384)		201,965,804

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (8.9%)
iShares Broad USD High Yield Corporate Bond ETF (x)	256,750	9,332,863
iShares iBoxx $ High Yield Corporate Bond ETF (x)	50,600	3,915,934
SPDR Bloomberg High Yield Bond ETF (x)	41,734	3,953,462
SPDR Portfolio High Yield Bond ETF (x)	146,330	3,421,195

Total Exchange Traded Funds (8.9%) (Cost $23,194,585)		20,623,454

SHORT-TERM INVESTMENTS:
Investment Companies (12.6%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	5,000,000	5,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	12,000,000	12,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	2,903,479	2,903,479
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	8,476,181	8,476,181
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	844,692	845,367

Total Investment Companies		29,225,027

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.1%)
U.S. Treasury Bills
4.22%, 1/2/24 (p)	$975,000	975,000
2.60%, 1/4/24 (p)	1,700,000	1,699,508

Total U.S. Treasury Obligations		2,674,508

Total Short-Term Investments (13.7%) (Cost $31,899,080)		31,899,535

Total Investments in Securities (109.5%) (Cost $264,440,049)		254,488,793
Other Assets Less Liabilities (-9.5%)		(21,987,292)

Net Assets (100%)		$232,501,501

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $179,711,720 or 77.3% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $32,610,807. This was collateralized by $4,988,500 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 1/15/24 – 8/15/53 and by cash of $28,379,660 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
EUR	— European Currency Unit
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	634,619	EUR	575,000	JPMorgan Chase Bank	3/18/2024	(2,077)

Net unrealized depreciation						(2,077)

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$23,600,114	$—	$23,600,114
Consumer Discretionary	—	33,756,325	—	33,756,325
Consumer Staples	—	10,253,432	—	10,253,432
Energy	—	18,418,523	—	18,418,523
Financials	—	27,139,150	—	27,139,150
Health Care	—	11,076,231	—	11,076,231
Industrials	—	24,456,556	—	24,456,556
Information Technology	—	22,715,298	—	22,715,298
Materials	—	18,397,138	—	18,397,138
Real Estate	—	4,584,145	—	4,584,145
Utilities	—	849,145	—	849,145
Exchange Traded Funds	20,623,454	—	—	20,623,454
Loan Participations
Consumer Discretionary	—	939,108	—	939,108
Financials	—	3,297,322	—	3,297,322
Health Care	—	173,332	—	173,332
Information Technology	—	2,309,985	—	2,309,985
Short-Term Investments
Investment Companies	29,225,027	—	—	29,225,027
U.S. Treasury Obligations	—	2,674,508	—	2,674,508

Total Assets	$49,848,481	$204,640,312	$—	$254,488,793

Liabilities:
Forward Currency Contracts	$—	$(2,077)	$—	$(2,077)

Total Liabilities	$—	$(2,077)	$—	$(2,077)

Total	$49,848,481	$204,638,235	$—	$254,486,716

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(2,077)

Total		$(2,077)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$11,981	$11,981

Total	$11,981	$11,981

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(2,077)	$(2,077)

Total	$(2,077)	$(2,077)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$28,000
Average settlement value sold — in USD	575,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
JPMorgan Chase	$2,077	$—	$—	$2,077

Total	$2,077	$—	$—	$2,077

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,780,373
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,665,120

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,200,417
Aggregate gross unrealized depreciation	(13,629,776)

Net unrealized depreciation	$(10,429,359)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$264,916,075

See Notes to Financial Statements.

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1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $264,440,049)	$254,488,793
Cash	2,887,831
Foreign cash (Cost $3,293)	3,043
Dividends, interest and other receivables	3,574,869
Receivable for securities sold	130,375
Receivable for Portfolio shares sold	81,684
Securities lending income receivable	15,796
Other assets	1,006

Total assets	261,183,397

LIABILITIES
Payable for return of collateral on securities loaned	28,379,660
Investment management fees payable	95,549
Payable for Portfolio shares repurchased	89,492
Administrative fees payable	25,238
Distribution fees payable – Class IB	13,034
Unrealized depreciation on forward foreign currency contracts	2,077
Accrued expenses	76,846

Total liabilities	28,681,896

Commitments and contingent liabilities^
NET ASSETS	$232,501,501

Net assets were comprised of:
Paid in capital	$264,465,717
Total distributable earnings (loss)	(31,964,216)

Net assets	$232,501,501

Class IB
Net asset value, offering and redemption price per share, $62,748,276 / 7,193,576 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.72

Class K
Net asset value, offering and redemption price per share, $169,753,225 / 19,467,119 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.72

(x)	Includes value of securities on loan of $32,610,807.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$13,837,851
Dividends	1,346,712
Securities lending (net)	236,711

Total income	15,421,274

EXPENSES
Investment management fees	1,326,214
Administrative fees	282,625
Distribution fees – Class IB	140,865
Professional fees	78,430
Custodian fees	74,600
Printing and mailing expenses	27,825
Trustees’ fees	7,809
Miscellaneous	18,323

Gross expenses	1,956,691
Less: Waiver from investment manager	(157,785)

Net expenses	1,798,906

NET INVESTMENT INCOME (LOSS)	13,622,368

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(5,214,178)
Forward foreign currency contracts	11,981
Foreign currency transactions	(2,530)

Net realized gain (loss)	(5,204,727)

Change in unrealized appreciation (depreciation) on:
Investments in securities	17,710,230
Forward foreign currency contracts	(2,077)
Foreign currency translations	185

Net change in unrealized appreciation (depreciation)	17,708,338

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,503,611

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,125,979

See Notes to Financial Statements.

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1290 VT HIGH YIELD BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,622,368	$11,561,516
Net realized gain (loss)	(5,204,727)	(3,991,507)
Net change in unrealized appreciation (depreciation)	17,708,338	(31,704,037)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,125,979	(24,134,028)

Distributions to shareholders:
Class IB	(3,600,953)	(2,789,675)
Class K	(10,169,293)	(8,958,170)

Total distributions to shareholders	(13,770,246)	(11,747,845)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,544,224 and 1,000,361 shares, respectively ]	13,337,265	8,992,966
Capital shares issued in reinvestment of dividends [ 416,670 and 330,469 shares, respectively ]	3,600,953	2,789,675
Capital shares repurchased [ (1,035,150) and (963,586) shares , respectively]	(8,923,137)	(8,625,359)

Total Class IB transactions	8,015,081	3,157,282

Class K
Capital shares sold [ 1,460,806 and 1,326,078 shares, respectively ]	12,618,721	11,807,052
Capital shares issued in reinvestment of dividends [ 1,177,170 and 1,061,764 shares, respectively ]	10,169,293	8,958,170
Capital shares repurchased [ (2,300,471) and (2,519,724) shares , respectively]	(19,964,696)	(22,658,913)

Total Class K transactions	2,823,318	(1,893,691)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,838,399	1,263,591

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,194,132	(34,618,282)
NET ASSETS:
Beginning of year	209,307,369	243,925,651

End of year	$232,501,501	$209,307,369

See Notes to Financial Statements.

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1290 VT HIGH YIELD BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.24	$9.70	$9.75	$9.60	$8.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.52	0.46	0.43	0.46	0.48
Net realized and unrealized gain (loss)	0.50	(1.45)	(0.05)	0.16	0.67

Total from investment operations	1.02	(0.99)	0.38	0.62	1.15

Less distributions:
Dividends from net investment income	(0.54)	(0.47)	(0.43)	(0.47)	(0.49)

Net asset value, end of year	$8.72	$8.24	$9.70	$9.75	$9.60

Total return	12.39%	(10.30)%	3.95%	6.48%	12.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$62,748	$51,671	$57,218	$46,783	$41,122
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.07%	1.06%	1.04%	1.08%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	5.98%	5.14%	4.31%	4.79%	4.92%
Before waivers (f)	5.91%	5.08%	4.26%	4.71%	4.85%
Portfolio turnover rate^	26%	26%	53%	67%	47%

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.24	$9.69	$9.74	$9.59	$8.93

Income (loss) from investment operations:
Net investment income (loss) (e)	0.54	0.48	0.45	0.48	0.50
Net realized and unrealized gain (loss)	0.50	(1.44)	(0.05)	0.16	0.68

Total from investment operations	1.04	(0.96)	0.40	0.64	1.18

Less distributions:
Dividends from net investment income	(0.56)	(0.49)	(0.45)	(0.49)	(0.52)

Net asset value, end of year	$8.72	$8.24	$9.69	$9.74	$9.59

Total return	12.66%	(9.99)%	4.19%	6.74%	13.23%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$169,753	$157,636	$186,707	$171,719	$176,238
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.82%	0.81%	0.79%	0.83%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	6.22%	5.38%	4.56%	5.04%	5.18%
Before waivers (f)	6.15%	5.32%	4.51%	4.96%	5.11%
Portfolio turnover rate^	26%	26%	53%	67%	47%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 VT MICRO CAP PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Lord, Abbett & Co. LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*,**	7.62%	11.41%	9.00%
Portfolio – Class K Shares*	7.82	11.68	9.22
Russell Microcap® Index	9.33	8.56	6.05

* Date of inception 4/21/14.

** The returns of Class IB were calculated using the returns of Class K, adjusted for expenses for the period from April 14, 2015 through April 30, 2015.

   Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 7.62% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell Microcap® Index, which returned 9.33% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Security selection within the Information Technology sector contributed to relative performance over the period. Leading the way was the Portfolio’s position in Rambus, Inc., a designer of chip interface technologies and architectures that are used in digital electronics products. Shares of Rambus, Inc. have largely benefitted from the rally within chip stocks amid the general excitement surrounding the potential of generative artificial intelligence.

•

Security selection within the Consumer Staples sector also contributed to relative performance. The Portfolio’s position in e.l.f. Beauty, Inc., a provider of cosmetic and skin-care products, was a standout contributor. Shares of the stock rallied throughout the first quarter of 2023 after the company reported better-than-expected quarterly results, driven by strength in sales in both big-box retailers, such as Walmart and Target, as well as through the company’s e-commerce channels. Investors were notably encouraged by the company’s sharp acceleration in their e.l.f. Beauty segment.

What hurt performance during the year:

•

Security selection within the Health Care sector detracted from relative performance over the period. Within the sector, shares of Ventyx Biosciences, Inc., a clinical stage biopharmaceutical company which focuses on the development of therapeutics for the treatment of autoimmune diseases, fell after the company reported phase 2 trial results for their therapy to treat ulcerative colitis in October 2023. While the trial results were favorable, investors questioned whether the drug has an edge over rival drugs.

•

Security selection within the Consumer Discretionary sector also detracted from relative performance. Shares of Xponential Fitness, Inc., a global franchisor of boutique fitness brands, fell in May in response to a report from a notable short seller that alleged many of the company’s brands and franchisees are struggling.

Portfolio Positioning and Outlook — Lord, Abbett and Co. LLC

Our view is that the pressure on stock market valuations from the post-pandemic inflation surge and the Federal Reserve’s (Fed) aggressive tightening is nearing an end, removing a major headwind for innovation stocks. While better than feared economic growth in the United States has lowered the probability of Fed rate cuts in the near term, we still believe many of the drivers of falling core inflation remain intact. Additionally, in an environment of moderate economic growth, we believe secular growth companies are positioned to outperform as their expanding markets, coupled with market-share gains, could allow continued strong compounding growth — which stands out relative to other parts of the market in a slowing economy.

We remain focused on companies with improving operating and price momentum, with an emphasis on accelerating 2024 revenue and earnings growth. We are finding ample opportunities within emerging, as well as

1290 VT MICRO CAP PORTFOLIO (Unaudited)

established, secular growth trends. These include, but are not limited to, the Artificial Intelligence revolution, groundbreaking advances in medical treatments (i.e., GLP-1), and a sustained improvement in the structural growth rate of the industrial complex due to the impact of reshoring and post COVID supply chain strategy. As always, there are macro risks to consider. But with low unemployment, improving wages and strong fiscal spending, we believe the prospects of a ‘hard landing’ continue to fade.

Sector Weightings as of December 31, 2023	% of Net Assets
Health Care	27.9%
Information Technology	17.1
Financials	15.6
Industrials	13.7
Consumer Discretionary	10.7
Investment Companies	6.2
Consumer Staples	3.8
Communication Services	2.9
Energy	2.8
Real Estate	1.8
Materials	1.8
Utilities	0.5
Cash and Other	(4.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,011.20	$5.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85
Class K
Actual	1,000.00	1,012.40	4.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	2,193	$73,071
ATN International, Inc.	1,837	71,588
Bandwidth, Inc., Class A*	3,989	57,721
Charge Enterprises, Inc. (x)*	25,240	2,880
Consolidated Communications Holdings, Inc.*	12,726	55,358
IDT Corp., Class B*	2,617	89,213
NextPlat Corp. (x)*	848	1,399
Ooma, Inc.*	4,116	44,165

		395,395

Entertainment (0.1%)
Chicken Soup For The Soul Entertainment, Inc., Class A (x)*	1,358	298
CuriosityStream, Inc.*	4,484	2,422
FG Group Holdings, Inc.*	2,491	3,662
Gaia, Inc., Class A*	2,294	6,194
GameSquare Holdings, Inc.*	2,001	3,622
Golden Matrix Group, Inc. (x)*	2,550	6,145
Kartoon Studios, Inc. (x)*	5,395	7,499
LiveOne, Inc. (x)*	12,245	17,021
Loop Media, Inc. (x)*	6,799	6,799
Marcus Corp. (The) (x)	4,104	59,836
Playstudios, Inc.*	14,545	39,417
PodcastOne, Inc.*	584	1,080
Reading International, Inc., Class A*	2,454	4,687
Reservoir Media, Inc. (x)*	3,354	23,914

		182,596

Interactive Media & Services (1.1%)
Arena Group Holdings, Inc. (The) (x)*	1,460	3,475
DHI Group, Inc.*	7,546	19,544
EverQuote, Inc., Class A*	3,700	45,288
fuboTV, Inc. (x)*	48,333	153,699
MediaAlpha, Inc., Class A*	3,805	42,426
Nextdoor Holdings, Inc.*	24,813	46,897
Outbrain, Inc.*	6,857	30,034
QuinStreet, Inc.*	9,051	116,034
System1, Inc. (x)*	5,477	12,159
Travelzoo*	1,110	10,578
TrueCar, Inc.*	15,112	52,287
Yelp, Inc., Class A*	23,039	1,090,666

		1,623,087

Media (1.3%)
AdTheorent Holding Co., Inc.*	11,228	16,281
Advantage Solutions, Inc.*	14,761	53,435
Boston Omaha Corp., Class A*	3,976	62,543
Cardlytics, Inc.*	6,213	57,222
Clear Channel Outdoor Holdings, Inc.*	63,514	115,596
comScore, Inc. (x)*	649	10,843
Cumulus Media, Inc., Class A*	2,685	14,284
Daily Journal Corp.*	231	78,729
Direct Digital Holdings, Inc., Class A (x)*	353	5,253
Emerald Holding, Inc.*	2,646	15,823
Entravision Communications Corp., Class A	10,144	42,300
Gambling.com Group Ltd.*	2,574	25,097
Gannett Co., Inc.*	24,500	56,350
Harte Hanks, Inc.*	1,215	8,250
iHeartMedia, Inc., Class A*	17,778	47,467
Innovid Corp.*	17,130	25,695
Integral Ad Science Holding Corp.*	72,316	1,040,627
Lee Enterprises, Inc. (x)*	982	7,728
Marchex, Inc., Class B*	3,708	5,043
Saga Communications, Inc., Class A	644	14,335
Thryv Holdings, Inc.*	5,249	106,817
Townsquare Media, Inc., Class A	1,961	20,708
Urban One, Inc.*	2,080	7,342
Urban One, Inc., Class A*	1,392	5,610

		1,843,378

Wireless Telecommunication Services (0.1%)
FingerMotion, Inc. (x)*	7,073	28,433
KORE Group Holdings, Inc.*	7,540	7,391
Spok Holdings, Inc.	2,939	45,496
SurgePays, Inc. (x)*	1,534	9,894
Tingo Group, Inc. (r)(x)*	21,424	14,783

		105,997

Total Communication Services		4,150,453

Consumer Discretionary (10.7%)
Automobile Components (1.6%)
Cooper-Standard Holdings, Inc.*	2,837	55,435
Holley, Inc.*	8,979	43,728
Modine Manufacturing Co.*	34,493	2,059,232
Motorcar Parts of America, Inc.*	3,058	28,562
Solid Power, Inc. (x)*	26,493	38,415
Stoneridge, Inc.*	4,517	88,397
Strattec Security Corp.*	636	15,970
Superior Industries International, Inc.*	3,831	12,259
Sypris Solutions, Inc.*	2,100	4,242

		2,346,240

Automobiles (0.0%)†
Envirotech Vehicles, Inc.*	1,560	2,059
Volcon, Inc.*	348	35
Workhorse Group, Inc. (x)*	36,612	13,180

		15,274

Broadline Retail (0.1%)
1stdibs.com, Inc.*	4,294	20,096
Big Lots, Inc. (x)	4,730	36,847
ContextLogic, Inc., Class A (x)*	3,758	22,360
Groupon, Inc. (x)*	3,677	47,212

		126,515

Distributors (0.0%)†
AMCON Distributing Co.	30	5,850
Weyco Group, Inc.	1,038	32,552

		38,402

Diversified Consumer Services (2.4%)
2U, Inc.*	14,006	17,227
American Public Education, Inc.*	2,633	25,408
Carriage Services, Inc., Class A	2,251	56,298
Coursera, Inc.*	67,189	1,301,451
Lincoln Educational Services Corp.*	4,005	40,210

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Nerdy, Inc. (x)*	10,318	$35,391
OneSpaWorld Holdings Ltd.*	14,243	200,826
Perdoceo Education Corp.	11,054	194,108
Regis Corp.*	394	3,723
Rover Group, Inc., Class A*	15,427	167,846
Stride, Inc.*	20,497	1,216,907
Universal Technical Institute, Inc.*	5,526	69,186
Wag! Group Co.*	2,298	4,068
WW International, Inc.*	9,300	81,375

		3,414,024

Hotels, Restaurants & Leisure (3.0%)
Allied Gaming & Entertainment, Inc. (x)*	2,217	2,350
Ark Restaurants Corp. (x)	277	3,920
Biglari Holdings, Inc., Class B*	127	20,946
BJ’s Restaurants, Inc.*	3,878	139,647
Bluegreen Vacations Holding Corp., Class A	1,842	138,371
Canterbury Park Holding Corp.	517	10,567
Carrols Restaurant Group, Inc.	6,246	49,218
Century Casinos, Inc.*	4,742	23,141
Chuy’s Holdings, Inc.*	3,072	117,443
Denny’s Corp.*	8,742	95,113
El Pollo Loco Holdings, Inc.*	4,710	41,542
Empire Resorts, Inc. (r)*	797	—
First Watch Restaurant Group, Inc.*	73,323	1,473,792
Flanigan’s Enterprises, Inc.	177	4,552
Full House Resorts, Inc.*	5,749	30,872
GAN Ltd.*	6,878	10,867
Golden Entertainment, Inc.	3,404	135,922
Good Times Restaurants, Inc.*	854	2,169
Hall of Fame Resort & Entertainment Co. (x)*	690	2,243
Inspired Entertainment, Inc.*	3,630	35,864
Kura Sushi USA, Inc., Class A*	9,008	684,608
Lindblad Expeditions Holdings, Inc. (x)*	6,002	67,643
Mondee Holdings, Inc., Class A (x)*	7,828	21,605
Nathan’s Famous, Inc.	499	38,927
Noodles & Co., Class A*	6,793	21,398
ONE Group Hospitality, Inc. (The)*	3,735	22,858
PlayAGS, Inc.*	6,118	51,575
Potbelly Corp.*	4,357	45,400
RCI Hospitality Holdings, Inc.	1,487	98,529
Red Robin Gourmet Burgers, Inc. (x)*	2,620	32,671
Shake Shack, Inc., Class A*	11,963	886,698

		4,310,451

Household Durables (1.6%)
Bassett Furniture Industries, Inc.	1,442	23,937
Beazer Homes USA, Inc.*	5,037	170,200
Ethan Allen Interiors, Inc.	3,827	122,158
Flexsteel Industries, Inc.	765	14,420
Green Brick Partners, Inc.*	28,471	1,478,784
Hamilton Beach Brands Holding Co., Class A	1,486	25,990
Hooker Furnishings Corp.	1,780	46,422
Hovnanian Enterprises, Inc., Class A*	827	128,698
Koss Corp.*	741	2,482
Landsea Homes Corp.*	3,457	45,425
Legacy Housing Corp.*	1,733	43,706
Lifetime Brands, Inc.	1,938	13,004
Live Ventures, Inc.*	272	6,909
Lovesac Co. (The)*	2,409	61,550
Purple Innovation, Inc., Class A	9,838	10,133
Traeger, Inc.*	6,076	16,588
Tupperware Brands Corp. (x)*	7,945	15,890
United Homes Group, Inc. (x)*	823	6,938
Universal Electronics, Inc.*	2,066	19,400
VOXX International Corp., Class A*	1,956	20,890

		2,273,524

Leisure Products (0.3%)
American Outdoor Brands, Inc.*	2,330	19,572
AMMO, Inc. (x)*	14,950	31,395
BowFlex, Inc. (x)*	3,327	2,562
Clarus Corp.	5,040	34,751
Escalade, Inc. (x)	1,648	33,108
Funko, Inc., Class A*	5,883	45,476
JAKKS Pacific, Inc.*	1,259	44,757
Johnson Outdoors, Inc., Class A	895	47,811
Latham Group, Inc.*	6,612	17,390
Marine Products Corp.	1,451	16,541
MasterCraft Boat Holdings, Inc.*	2,871	64,999
Smith & Wesson Brands, Inc.	7,785	105,565
Solo Brands, Inc., Class A*	3,376	20,796
Vision Marine Technologies, Inc.*	715	779

		485,502

Specialty Retail (1.5%)
1-800-Flowers.com, Inc., Class A*	4,395	47,378
Aaron’s Co., Inc. (The)	5,148	56,010
America’s Car-Mart, Inc.*	999	75,694
BARK, Inc. (x)*	24,019	19,347
Barnes & Noble Education, Inc.*	8,277	12,333
Big 5 Sporting Goods Corp. (x)	3,794	24,054
Build-A-Bear Workshop, Inc.	2,210	50,808
Caleres, Inc.	5,731	176,114
CarParts.com, Inc.*	8,926	28,206
Cato Corp. (The), Class A	3,085	22,027
Chico’s FAS, Inc.*	20,265	153,609
Children’s Place, Inc. (The)*	2,060	47,833
Citi Trends, Inc.*	1,426	40,327
Conn’s, Inc.*	2,249	9,986
Container Store Group, Inc. (The)*	6,326	14,423
Destination XL Group, Inc.*	9,545	41,998
Duluth Holdings, Inc., Class B*	2,395	12,885
Envela Corp.*	1,275	6,197
Genesco, Inc.*	1,877	66,089
GrowGeneration Corp.*	9,538	23,940
Haverty Furniture Cos., Inc.	2,497	88,643
Hibbett, Inc.	2,089	150,450
J Jill, Inc.*	787	20,289
JOANN, Inc.*	1,845	823
Kirkland’s, Inc. (x)*	1,678	5,068
Lands’ End, Inc.*	2,635	25,191
Lazydays Holdings, Inc. (x)*	1,301	9,172
LL Flooring Holdings, Inc.*	5,030	19,617
Lulu’s Fashion Lounge Holdings, Inc. (x)*	2,885	5,366
MarineMax, Inc.*	3,644	141,752
OneWater Marine, Inc., Class A (x)*	1,984	67,039
PetMed Express, Inc.	3,469	26,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
RealReal, Inc. (The) (x)*	15,842	$31,842
Rent the Runway, Inc., Class A (x)*	9,017	4,756
RumbleON, Inc., Class B (x)*	4,764	38,779
Shoe Carnival, Inc.	3,103	93,742
Sleep Number Corp.*	3,655	54,204
Sportsman’s Warehouse Holdings, Inc.*	6,328	26,957
Stitch Fix, Inc., Class A*	14,579	52,047
Tandy Leather Factory, Inc.*	471	2,021
ThredUp, Inc., Class A (x)*	12,485	28,091
Tile Shop Holdings, Inc.*	5,011	36,881
Tilly’s, Inc., Class A*	3,722	28,064
Torrid Holdings, Inc. (x)*	2,038	11,759
Winmark Corp.	482	201,259
Zumiez, Inc.*	2,650	53,901

		2,153,197

Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc., Class A (x)*	15,994	19,593
Crown Crafts, Inc.	1,726	8,561
Culp, Inc.*	2,105	12,188
Delta Apparel, Inc.*	1,008	7,187
Fossil Group, Inc.*	7,260	10,600
Jerash Holdings US, Inc.	1,177	3,613
Lakeland Industries, Inc.	1,201	22,267
Movado Group, Inc.	2,563	77,274
PLBY Group, Inc. (x)*	9,545	9,545
Rocky Brands, Inc.	1,189	35,884
Superior Group of Cos., Inc.	2,043	27,580
Unifi, Inc.*	2,741	18,255
Vera Bradley, Inc.*	4,537	34,935
Vince Holding Corp.*	647	2,239

		289,721

Total Consumer Discretionary		15,452,850

Consumer Staples (3.8%)
Beverages (0.9%)
Splash Beverage Group, Inc.*	6,662	3,680
Vintage Wine Estates, Inc.*	5,536	2,781
Vita Coco Co., Inc. (The)*	51,025	1,308,791
Willamette Valley Vineyards, Inc.*	879	4,659
Zevia PBC, Class A*	4,654	9,354

		1,329,265

Consumer Staples Distribution & Retail (0.2%)
HF Foods Group, Inc.*	6,924	36,974
Maison Solutions, Inc., Class A (x)*	418	573
Natural Grocers by Vitamin Cottage, Inc.	1,505	24,080
SpartanNash Co.	5,893	135,244
Village Super Market, Inc., Class A	1,517	39,791

		236,662

Food Products (0.7%)
Alico, Inc.	1,200	34,896
Benson Hill, Inc. (x)*	32,493	5,647
Bridgford Foods Corp. (x)*	296	3,241
Calavo Growers, Inc.	2,937	86,377
Farmer Bros Co.*	1,990	6,089
Forafric Global plc*	945	10,008
Lifeway Foods, Inc. (x)*	726	9,736
Limoneira Co. (x)	3,017	62,241
Mama’s Creations, Inc.*	3,285	16,129
Real Good Food Co., Inc. (The), Class A (x)*	3,049	4,635
Rocky Mountain Chocolate Factory, Inc.*	843	3,869
S&W Seed Co.*	4,057	2,840
Sadot Group, Inc. (x)*	5,232	2,096
Seneca Foods Corp., Class A*	857	44,941
SunOpta, Inc.*	15,797	86,410
Vital Farms, Inc.*	44,715	701,578
Whole Earth Brands, Inc.*	5,622	19,171

		1,099,904

Household Products (0.0%)†
Oil-Dri Corp. of America	849	56,951

Personal Care Products (1.9%)
e.l.f. Beauty, Inc.*	11,785	1,701,047
Honest Co., Inc. (The)*	11,101	36,633
Lifevantage Corp.	2,014	12,084
Natural Alternatives International, Inc. (x)*	842	5,406
Natural Health Trends Corp.	1,524	8,900
Nature’s Sunshine Products, Inc.*	2,242	38,764
Oddity Tech Ltd., Class A (x)*	19,926	927,157
United-Guardian, Inc.	532	3,830
Upexi, Inc.*	1,277	1,481
Veru, Inc. (x)*	12,237	8,811

		2,744,113

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	2,823	34,243
Turning Point Brands, Inc.	2,889	76,039

		110,282

Total Consumer Staples		5,577,177

Energy (2.8%)
Energy Equipment & Services (0.9%)
Bristow Group, Inc., Class A*	4,008	113,306
Dawson Geophysical Co.*	1,144	2,094
Diamond Offshore Drilling, Inc.*	17,208	223,704
DMC Global, Inc.*	3,347	62,991
Energy Services of America Corp.	1,586	9,484
Forum Energy Technologies, Inc.*	1,649	36,558
Geospace Technologies Corp.*	2,139	27,721
Gulf Island Fabrication, Inc.*	2,292	9,924
Helix Energy Solutions Group, Inc.*	24,576	252,641
Independence Contract Drilling, Inc. (x)*	1,678	4,111
KLX Energy Services Holdings, Inc. (x)*	2,050	23,083
Mammoth Energy Services, Inc.*	3,986	17,778
Natural Gas Services Group, Inc.*	1,937	31,147
NCS Multistage Holdings, Inc.*	120	2,066
Newpark Resources, Inc.*	12,898	85,643
Nine Energy Service, Inc. (x)*	4,009	10,744
Oil States International, Inc.*	10,731	72,864
Profire Energy, Inc. (x)*	6,018	10,893
Ranger Energy Services, Inc., Class A	2,426	24,818
SEACOR Marine Holdings, Inc.*	4,185	52,689
Select Water Solutions, Inc., Class A	13,656	103,649

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Smart Sand, Inc.*	4,657	$8,988
Solaris Oilfield Infrastructure, Inc., Class A	4,988	39,705
TETRA Technologies, Inc.*	21,418	96,809

		1,323,410

Oil, Gas & Consumable Fuels (1.9%)
Adams Resources & Energy, Inc.	419	10,969
Aemetis, Inc. (x)*	5,340	27,982
American Resources Corp.*	11,498	17,132
Amplify Energy Corp.*	6,124	36,315
Ardmore Shipping Corp.	7,183	101,208
Battalion Oil Corp.*	503	4,834
Berry Corp.	12,767	89,752
Centrus Energy Corp., Class A*	2,105	114,533
Clean Energy Technologies, Inc. (x)*	2,220	3,263
Dorian LPG Ltd.	5,844	256,376
Empire Petroleum Corp.*	2,272	24,969
Encore Energy Corp.*	25,043	98,419
Energy Fuels, Inc. (x)*	26,538	190,808
Epsilon Energy Ltd.	3,328	16,906
Evolution Petroleum Corp.	5,356	31,118
FutureFuel Corp.	4,482	27,251
Gevo, Inc. (x)*	40,287	46,733
Granite Ridge Resources, Inc. (x)	5,794	34,880
Hallador Energy Co.*	3,965	35,051
Lightbridge Corp.*	2,192	7,036
NACCO Industries, Inc., Class A	732	26,718
NextDecade Corp. (x)*	13,290	63,393
Nordic American Tankers Ltd.	34,518	144,976
Overseas Shipholding Group, Inc., Class A	10,148	53,480
PHX Minerals, Inc.	6,188	19,925
PrimeEnergy Resources Corp.*	119	12,656
REX American Resources Corp.*	2,635	124,636
Riley Exploration Permian, Inc.	1,511	41,160
Ring Energy, Inc. (x)*	20,051	29,274
SandRidge Energy, Inc.	5,476	74,857
SilverBow Resources, Inc.*	3,520	102,362
Stabilis Solutions, Inc.*	522	2,166
Teekay Corp.*	10,277	73,481
Uranium Energy Corp. (x)*	64,256	411,238
US Energy Corp.	2,116	2,116
VAALCO Energy, Inc.	18,353	82,405
Vertex Energy, Inc. (x)*	10,832	36,721
Vital Energy, Inc.*	3,979	181,005
W&T Offshore, Inc.	16,693	54,419

		2,712,523

Total Energy		4,035,933

Financials (15.6%)
Banks (7.9%)
1895 Bancorp of Wisconsin, Inc. (x)*	1,096	7,584
ACNB Corp. (x)	1,389	62,172
Affinity Bancshares, Inc.*	832	13,283
Amalgamated Financial Corp.	2,991	80,577
Amerant Bancorp, Inc., Class A	4,360	107,125
American National Bankshares, Inc.	1,753	85,459
AmeriServ Financial, Inc.	2,404	7,777
Ames National Corp. (x)	1,457	31,092
Arrow Financial Corp.	2,486	69,459
Auburn National Bancorp, Inc.	361	7,682
Bancorp, Inc. (The)*	17,926	691,227
Bank First Corp.	1,569	135,969
Bank of Marin Bancorp	2,735	60,225
Bank of the James Financial Group, Inc.	625	7,519
Bank7 Corp.	673	18,406
BankFinancial Corp.	1,879	19,278
Bankwell Financial Group, Inc.	995	30,029
Bar Harbor Bankshares	2,499	73,371
BayCom Corp.	1,832	43,217
Bayfirst Financial Corp. (x)	635	8,223
BCB Bancorp, Inc.	2,588	33,256
Blue Foundry Bancorp*	3,815	36,891
Blue Ridge Bankshares, Inc.	3,034	9,193
Bogota Financial Corp. (x)*	852	6,850
Bridgewater Bancshares, Inc.*	3,577	48,361
Broadway Financial Corp.*	810	5,370
Burke & Herbert Financial Services Corp. (x)	1,081	67,995
Business First Bancshares, Inc.	4,090	100,818
BV Financial, Inc. (x)	1,677	23,780
Byline Bancorp, Inc.	4,188	98,669
C&F Financial Corp.	551	37,573
California Bancorp*	1,315	32,559
Cambridge Bancorp	1,292	89,665
Camden National Corp.	2,390	89,936
Capital Bancorp, Inc.	1,634	39,543
Capital City Bank Group, Inc.	2,185	64,304
Capstar Financial Holdings, Inc.	3,256	61,017
Carter Bankshares, Inc.*	3,870	57,934
Catalyst Bancorp, Inc.*	793	8,596
CB Financial Services, Inc. (x)	790	18,818
Central Pacific Financial Corp.	4,035	79,409
Central Plains Bancshares, Inc. (x)*	621	6,316
Central Valley Community Bancorp	1,761	39,358
CF Bankshares, Inc.	740	14,556
CFSB Bancorp, Inc. (x)*	485	3,085
Chemung Financial Corp.	621	30,926
ChoiceOne Financial Services, Inc.	1,227	35,951
Citizens & Northern Corp.	2,504	56,165
Citizens Community Bancorp, Inc.	1,764	20,656
Citizens Financial Services, Inc.	646	41,809
Civista Bancshares, Inc.	2,653	48,921
CNB Financial Corp.	3,499	79,042
Coastal Financial Corp.*	1,836	81,537
Codorus Valley Bancorp, Inc.	1,605	41,248
Colony Bankcorp, Inc.	2,832	37,666
Community Trust Bancorp, Inc.	2,615	114,694
Community West Bancshares	1,234	21,459
ConnectOne Bancorp, Inc.	6,253	143,256
CrossFirst Bankshares, Inc.*	7,730	104,973
Cullman Bancorp, Inc. (x)	989	10,642
Dime Community Bancshares, Inc.	6,012	161,903
Eagle Bancorp Montana, Inc.	1,222	19,295
ECB Bancorp, Inc.*	1,381	17,290
Enterprise Bancorp, Inc.	1,655	53,390
Equity Bancshares, Inc., Class A	2,458	83,326
Esquire Financial Holdings, Inc.	1,161	58,004
ESSA Bancorp, Inc. (x)	1,404	28,108
Evans Bancorp, Inc.	930	29,323
Farmers & Merchants Bancorp, Inc.	2,185	54,188

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Farmers National Banc Corp.	6,208	$89,706
Fidelity D&D Bancorp, Inc.	800	46,424
Financial Institutions, Inc.	2,535	53,995
Finward Bancorp	626	15,650
Finwise Bancorp*	1,673	23,941
First Bancorp, Inc. (The)	1,710	48,256
First Bancshares, Inc. (The)	5,213	152,897
First Bank	3,475	51,082
First Business Financial Services, Inc.	1,358	54,456
First Capital, Inc. (x)	593	16,183
First Community Bankshares, Inc.	2,876	106,700
First Community Corp.	1,283	27,623
First Financial Corp.	1,894	81,499
First Financial Northwest, Inc.	1,236	16,661
First Foundation, Inc.	8,623	83,471
First Guaranty Bancshares, Inc. (x)	1,183	13,155
First Internet Bancorp	1,407	34,035
First Mid Bancshares, Inc.	3,766	130,530
First National Corp.	890	19,357
First Northwest Bancorp	1,364	21,742
First of Long Island Corp. (The)	3,664	48,511
First Savings Financial Group, Inc.	962	16,162
First Seacoast Bancorp	852	6,441
First United Corp. (x)	1,064	25,015
First US Bancshares, Inc. (x)	981	10,418
First Western Financial, Inc.*	1,316	26,096
Five Star Bancorp	2,204	57,701
Flushing Financial Corp.	4,702	77,489
FNCB Bancorp, Inc.	2,786	18,917
Franklin Financial Services Corp.	723	22,811
FS Bancorp, Inc.	1,128	41,691
FVCBankcorp, Inc. (x)*	2,684	38,113
German American Bancorp, Inc.	4,726	153,170
Great Southern Bancorp, Inc.	1,496	88,788
Greene County Bancorp, Inc. (x)	1,219	34,376
Guaranty Bancshares, Inc.	1,408	47,337
Hanmi Financial Corp.	5,243	101,714
Hanover Bancorp, Inc. (x)	893	15,752
HarborOne Bancorp, Inc.	6,994	83,788
Hawthorn Bancshares, Inc.	1,032	26,182
HBT Financial, Inc.	2,261	47,730
Heritage Commerce Corp.	10,127	100,460
Hingham Institution For Savings (The) (x)	253	49,183
HMN Financial, Inc. (x)	612	14,076
Home Bancorp, Inc.	1,229	51,630
Home Federal Bancorp, Inc. of Louisiana (x)	358	5,298
HomeStreet, Inc.	2,971	30,601
HomeTrust Bancshares, Inc.	2,523	67,919
Horizon Bancorp, Inc.	7,347	105,136
IF Bancorp, Inc.	350	5,642
Independent Bank Corp.	3,402	88,520
Investar Holding Corp.	1,625	24,229
John Marshall Bancorp, Inc.	2,124	47,917
Kentucky First Federal Bancorp (x)	689	3,080
Lake Shore Bancorp, Inc.*	333	3,893
Lakeland Bancorp, Inc.	10,609	156,907
Landmark Bancorp, Inc. (x)	762	14,768
LCNB Corp. (x)	1,754	27,661
LINKBANCORP, Inc.	4,163	33,179
Luther Burbank Corp.*	1,741	18,646
Macatawa Bank Corp.	4,377	49,373
Magyar Bancorp, Inc.	937	10,494
MainStreet Bancshares, Inc.	1,223	30,343
Mercantile Bank Corp.	2,636	106,442
Meridian Corp.	1,508	20,961
Metrocity Bankshares, Inc.	3,082	74,030
Metropolitan Bank Holding Corp.*	1,766	97,801
Mid Penn Bancorp, Inc.	2,463	59,802
Middlefield Banc Corp.	1,333	43,149
Midland States Bancorp, Inc.	3,484	96,019
MidWestOne Financial Group, Inc.	2,411	64,880
MVB Financial Corp.	1,914	43,180
National Bankshares, Inc. (x)	996	32,221
Nicolet Bankshares, Inc.	2,169	174,561
Northeast Bank	1,167	64,407
Northeast Community Bancorp, Inc.	2,055	36,456
Northfield Bancorp, Inc.	6,846	86,123
Northrim Bancorp, Inc.	928	53,091
Norwood Financial Corp. (x)	1,233	40,578
NSTS Bancorp, Inc. (x)*	769	7,221
Oak Valley Bancorp (x)	1,125	33,694
Ohio Valley Banc Corp.	735	16,905
Old Point Financial Corp.	616	10,922
Old Second Bancorp, Inc.	7,393	114,148
OP Bancorp	2,068	22,645
Orange County Bancorp, Inc. (x)	876	52,770
Origin Bancorp, Inc.	4,969	176,747
Orrstown Financial Services, Inc.	1,751	51,654
Parke Bancorp, Inc.	1,776	35,964
Pathfinder Bancorp, Inc. (x)	646	8,928
Patriot National Bancorp, Inc. (x)*	477	1,827
PB Bankshares, Inc.*	445	5,585
PCB Bancorp	1,792	33,027
Peapack-Gladstone Financial Corp.	2,901	86,508
Penns Woods Bancorp, Inc.	1,115	25,099
Peoples Bancorp of North Carolina, Inc.	805	24,303
Peoples Bancorp, Inc.	5,935	200,366
Peoples Financial Services Corp.	1,178	57,369
Pioneer Bancorp, Inc.*	1,960	19,620
Plumas Bancorp	958	39,613
Ponce Financial Group, Inc.*	3,317	32,374
Preferred Bank	2,063	150,702
Premier Financial Corp.	6,038	145,516
Primis Financial Corp.	3,464	43,854
Princeton Bancorp, Inc.	894	32,095
Provident Bancorp, Inc. (x)*	2,748	27,672
Provident Financial Holdings, Inc. (x)	953	12,017
QCR Holdings, Inc.	2,781	162,383
RBB Bancorp	2,897	55,159
Red River Bancshares, Inc.	825	46,291
Republic Bancorp, Inc., Class A	1,459	80,478
Rhinebeck Bancorp, Inc. (x)*	714	5,748
Richmond Mutual Bancorp, Inc. (x)	1,792	20,626
Riverview Bancorp, Inc. (x)	3,455	22,112
SB Financial Group, Inc.	1,148	17,495
Shore Bancshares, Inc.	5,044	71,877
Sierra Bancorp	2,279	51,391
SmartFinancial, Inc.	2,734	66,956
Sound Financial Bancorp, Inc.	391	15,249

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
South Plains Financial, Inc.	1,987	$57,543
Southern First Bancshares, Inc.*	1,311	48,638
Southern Missouri Bancorp, Inc.	1,592	84,997
Southern States Bancshares, Inc.	1,250	36,600
SR Bancorp, Inc. (x)*	1,530	14,627
Stellar Bancorp, Inc.	8,232	229,179
Sterling Bancorp, Inc.*	3,647	21,043
Summit Financial Group, Inc.	1,867	57,298
Summit State Bank	880	10,560
TC Bancshares, Inc.	783	10,719
Territorial Bancorp, Inc. (x)	1,307	14,573
Texas Community Bancshares, Inc. (x)	427	5,991
Third Coast Bancshares, Inc.*	2,219	44,091
Timberland Bancorp, Inc.	1,198	37,689
TrustCo Bank Corp.	3,172	98,491
Union Bankshares, Inc.	728	22,313
United Bancorp, Inc.	789	10,052
United Security Bancshares	2,434	20,470
Unity Bancorp, Inc.	1,251	37,017
Univest Financial Corp.	4,944	108,916
USCB Financial Holdings, Inc.*	1,814	22,221
Village Bank and Trust Financial Corp.	107	4,280
Virginia National Bankshares Corp.	793	27,263
Washington Trust Bancorp, Inc.	2,882	93,319
West Bancorp, Inc.	2,720	57,664
Western New England Bancorp, Inc.	3,295	29,655
William Penn Bancorp (x)	1,536	18,755

		11,424,393

Capital Markets (1.0%)
AlTi Global, Inc. (x)*	3,873	33,928
Ashford, Inc. (REIT)*	156	574
Bakkt Holdings, Inc. (x)*	12,362	27,567
Cohen & Co., Inc. (x)	194	1,290
Diamond Hill Investment Group, Inc.	473	78,324
Forge Global Holdings, Inc.*	18,982	65,108
Hennessy Advisors, Inc.	868	5,824
Heritage Global, Inc.*	5,575	15,499
MarketWise, Inc.	5,293	14,450
Marygold Companies, Inc. (The) (x)*	2,431	2,577
Perella Weinberg Partners, Class A	7,183	87,848
Piper Sandler Cos.	5,701	996,934
Siebert Financial Corp.*	2,441	4,101
Silvercrest Asset Management Group, Inc., Class A	1,574	26,758
Value Line, Inc.	152	7,410
Westwood Holdings Group, Inc.	1,435	18,038

		1,386,230

Consumer Finance (0.8%)
Atlanticus Holdings Corp.*	807	31,207
Consumer Portfolio Services, Inc. (x)*	1,430	13,399
Curo Group Holdings Corp.*	3,873	3,098
LendingTree, Inc.*	1,803	54,667
Medallion Financial Corp. (x)	3,163	31,155
Moneylion, Inc. (x)*	1,111	69,648
NerdWallet, Inc., Class A (x)*	49,613	730,303
Nicholas Financial, Inc.*	607	4,146
Oportun Financial Corp.*	5,026	19,652
OppFi, Inc.*	1,723	8,822
Regional Management Corp.	1,385	34,736
World Acceptance Corp.*	688	89,805

		1,090,638

Financial Services (4.3%)
Acacia Research Corp.*	6,580	25,794
Alerus Financial Corp.	2,989	66,924
A-Mark Precious Metals, Inc. (x)	3,204	96,921
AppTech Payments Corp. (x)*	2,511	4,997
AvidXchange Holdings, Inc.*	173,783	2,153,171
Banco Latinoamericano de Comercio Exterior SA, Class E	4,701	116,303
BM Technologies, Inc.*	1,520	3,116
Cantaloupe, Inc.*	9,770	72,396
Cass Information Systems, Inc.	2,340	105,417
Finance of America Cos., Inc., Class A*	8,495	9,344
Flywire Corp.*	31,086	719,641
I3 Verticals, Inc., Class A*	3,819	80,848
Income Opportunity Realty Investors, Inc. (REIT)*	184	2,466
International Money Express, Inc.*	5,370	118,623
Merchants Bancorp	2,700	114,966
NewtekOne, Inc.	3,951	54,524
Ocwen Financial Corp. (x)*	1,091	33,559
Paymentus Holdings, Inc., Class A*	59,977	1,071,789
Paysign, Inc. (x)*	5,784	16,195
Priority Technology Holdings, Inc.*	3,054	10,872
Remitly Global, Inc.*	66,593	1,293,236
Security National Financial Corp., Class A*	2,100	18,900
SWK Holdings Corp.*	637	11,167
Usio, Inc.*	3,452	5,937
Velocity Financial, Inc.*	1,502	25,864
Waterstone Financial, Inc.	2,998	42,572

		6,275,542

Insurance (0.8%)
Ambac Financial Group, Inc.*	7,489	123,419
American Coastal Insurance Corp. (x)*	3,241	30,660
Atlantic American Corp.	932	2,218
Caret Holdings, Inc., Class A (x)*	1,358	14,232
Citizens, Inc., Class A (x)*	7,970	21,439
Crawford & Co., Class A	2,559	33,728
Donegal Group, Inc., Class A	2,484	34,751
eHealth, Inc.*	4,723	41,184
GoHealth, Inc., Class A*	735	9,805
Greenlight Capital Re Ltd., Class A*	4,381	50,031
HCI Group, Inc. (x)	1,099	96,053
Heritage Insurance Holdings, Inc.*	3,584	23,368
Hippo Holdings, Inc.*	1,723	15,714
ICC Holdings, Inc. (x)*	338	5,158
Investors Title Co.	216	35,022
Kingsway Financial Services, Inc.*	1,787	15,011
Maiden Holdings Ltd.*	15,476	35,440
MBIA, Inc.	7,786	47,650
National Western Life Group, Inc., Class A	388	187,412
NI Holdings, Inc.*	1,388	18,030
Selectquote, Inc.*	22,408	30,699
Skyward Specialty Insurance Group, Inc.*	4,057	137,451
Tiptree, Inc., Class A	4,041	76,617

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
United Fire Group, Inc.	3,613	$72,693
Universal Insurance Holdings, Inc.	4,144	66,221
Vericity, Inc.*	315	3,522

		1,227,528

Mortgage Real Estate Investment Trusts (REITs) (0.8%)
ACRES Commercial Realty Corp. (REIT)*	1,382	13,295
AFC Gamma, Inc. (REIT) (x)	2,749	33,070
AG Mortgage Investment Trust, Inc. (REIT)	4,774	30,315
Angel Oak Mortgage REIT, Inc. (REIT)	1,863	19,748
Ares Commercial Real Estate Corp. (REIT) (x)	8,946	92,681
ARMOUR Residential REIT, Inc. (REIT) (x)	8,397	162,230
Cherry Hill Mortgage Investment Corp. (REIT)	4,343	17,546
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,815	45,547
Dynex Capital, Inc. (REIT)	9,482	118,715
Ellington Financial, Inc. (REIT) (x)	12,714	161,596
Ellington Residential Mortgage REIT (REIT) (x)	2,268	13,903
Franklin BSP Realty Trust, Inc. (REIT)	14,051	189,829
Granite Point Mortgage Trust, Inc. (REIT)	8,901	52,872
Great Ajax Corp. (REIT)	4,007	21,237
Invesco Mortgage Capital, Inc. (REIT) (x)	7,633	67,628
Lument Finance Trust, Inc. (REIT)	5,180	12,069
Manhattan Bridge Capital, Inc. (REIT)	1,472	7,316
Nexpoint Real Estate Finance, Inc. (REIT)	1,399	22,034
Orchid Island Capital, Inc. (REIT) (x)	8,954	75,482
Sachem Capital Corp. (REIT) (x)	7,292	27,272
Seven Hills Realty Trust (REIT)	2,170	28,080

		1,212,465

Total Financials		22,616,796

Health Care (27.9%)
Biotechnology (13.0%)
2seventy bio, Inc. (x)*	8,719	37,230
4D Molecular Therapeutics, Inc.*	6,761	136,978
89bio, Inc.*	10,799	120,625
Aadi Bioscience, Inc.*	2,659	5,371
Abeona Therapeutics, Inc.*	2,823	14,143
Absci Corp. (x)*	9,958	41,824
Acrivon Therapeutics, Inc.*	1,483	7,296
Actinium Pharmaceuticals, Inc. (x)*	4,475	22,733
Acumen Pharmaceuticals, Inc.*	6,518	25,029
Acurx Pharmaceuticals, Inc. (x)*	1,250	4,787
Adicet Bio, Inc. (x)*	5,723	10,816
ADMA Biologics, Inc.*	36,474	164,862
Aerovate Therapeutics, Inc. (x)*	1,890	42,771
Agenus, Inc. (x)*	64,657	53,530
Aldeyra Therapeutics, Inc.*	7,720	27,097
Alector, Inc.*	10,815	86,304
Aligos Therapeutics, Inc.*	4,751	3,155
Allakos, Inc.*	11,463	31,294
Allovir, Inc. (x)*	9,106	6,190
Alpine Immune Sciences, Inc. (x)*	5,552	105,821
Altimmune, Inc. (x)*	9,002	101,272
ALX Oncology Holdings, Inc. (x)*	4,579	68,181
AnaptysBio, Inc.*	3,242	69,444
Anavex Life Sciences Corp. (x)*	12,255	114,094
Anika Therapeutics, Inc.*	2,511	56,899
Anixa Biosciences, Inc.*	5,059	19,629
Annexon, Inc.*	7,760	35,230
Annovis Bio, Inc. (x)*	1,091	20,402
Applied Therapeutics, Inc.*	5,803	19,440
Aravive, Inc. (x)*	6,720	831
Arbutus Biopharma Corp.*	21,456	53,640
Arcellx, Inc.*	22,857	1,268,563
Arcturus Therapeutics Holdings, Inc.*	3,955	124,701
Armata Pharmaceuticals, Inc. (x)*	1,996	6,467
ARS Pharmaceuticals, Inc. (x)*	4,269	23,394
Assembly Biosciences, Inc.*	8,455	6,934
Astria Therapeutics, Inc.*	5,594	42,962
Atara Biotherapeutics, Inc.*	16,646	8,536
Atreca, Inc., Class A (x)*	4,903	647
aTyr Pharma, Inc.*	8,276	11,669
Aura Biosciences, Inc.*	4,655	41,243
Avalo Therapeutics, Inc. (x)*	7	60
Avid Bioservices, Inc.*	10,446	67,899
Avidity Biosciences, Inc.*	12,605	114,075
Avita Medical, Inc. (x)*	4,225	57,967
Beyondspring, Inc. (x)*	4,462	3,962
BioAtla, Inc.*	7,364	18,115
BioCardia, Inc.*	2,430	1,614
Biomea Fusion, Inc. (x)*	3,335	48,424
BioVie, Inc., Class A*	1,803	2,272
Bioxcel Therapeutics, Inc. (x)*	3,605	10,635
Black Diamond Therapeutics, Inc. (x)*	5,440	15,286
Bluebird Bio, Inc. (x)*	17,947	24,767
Bolt Biotherapeutics, Inc.*	3,640	4,077
BrainStorm Cell Therapeutics, Inc. (x)*	6,328	1,728
C4 Therapeutics, Inc. (x)*	7,595	42,912
Cabaletta Bio, Inc.*	5,872	133,294
Candel Therapeutics, Inc. (x)*	3,108	4,569
Capricor Therapeutics, Inc.*	3,943	19,281
Cardiff Oncology, Inc. (x)*	6,881	10,184
CareDx, Inc.*	8,879	106,548
Caribou Biosciences, Inc.*	13,940	79,876
Carisma Therapeutics, Inc. (x)	4,511	13,217
Cartesian Therapeutics, Inc. (x)*	19,932	13,741
Celcuity, Inc. (x)*	2,883	42,005
CEL-SCI Corp. (x)*	6,951	18,907
Century Therapeutics, Inc.*	3,686	12,238
Checkpoint Therapeutics, Inc. (x)*	3,168	7,255
Chimerix, Inc.*	14,362	13,823
Cidara Therapeutics, Inc.*	13,235	10,509
Clene, Inc. (x)*	3,826	1,135
Cogent Biosciences, Inc.*	14,002	82,332
Coherus Biosciences, Inc. (x)*	16,711	55,648
Compass Therapeutics, Inc.*	16,221	25,305
Corbus Pharmaceuticals Holdings, Inc. (x)*	738	4,458
Corvus Pharmaceuticals, Inc.*	4,680	8,237
Coya Therapeutics, Inc. (x)*	1,531	11,345
Crinetics Pharmaceuticals, Inc.*	44,233	1,573,810
Cue Biopharma, Inc. (x)*	5,743	15,162
Cullinan Oncology, Inc.*	4,470	45,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Cyteir Therapeutics, Inc.*	4,868	$14,799
CytomX Therapeutics, Inc. (x)*	11,022	17,084
Day One Biopharmaceuticals, Inc.*	10,673	155,826
Deciphera Pharmaceuticals, Inc.*	9,108	146,912
DermTech, Inc. (x)*	5,585	9,774
Design Therapeutics, Inc.*	5,364	14,215
DiaMedica Therapeutics, Inc.*	4,105	11,658
Disc Medicine, Inc.*	1,523	87,968
Dyadic International, Inc. (x)*	3,364	5,416
Dyne Therapeutics, Inc.*	7,582	100,841
Eagle Pharmaceuticals, Inc.*	1,777	9,294
Eiger BioPharmaceuticals, Inc. (x)*	7,180	1,612
Elevation Oncology, Inc.*	5,303	2,848
Eliem Therapeutics, Inc.*	1,137	3,047
Elutia, Inc.*	716	1,547
Emergent BioSolutions, Inc.*	8,823	21,175
Entrada Therapeutics, Inc.*	3,718	56,105
Erasca, Inc. (x)*	13,371	28,480
Exagen, Inc.*	1,695	3,373
Fennec Pharmaceuticals, Inc. (x)*	3,116	34,961
Foghorn Therapeutics, Inc. (x)*	3,487	22,491
G1 Therapeutics, Inc.*	8,077	24,635
Gain Therapeutics, Inc.*	1,925	6,285
Galectin Therapeutics, Inc. (x)*	4,085	6,781
Galecto, Inc. (x)*	3,132	2,255
Galera Therapeutics, Inc. (x)*	7,707	1,121
Gamida Cell Ltd. (x)*	16,395	6,766
Genelux Corp.*	3,115	43,641
Generation Bio Co.*	7,908	13,048
GlycoMimetics, Inc.*	8,767	20,690
Gossamer Bio, Inc.*	12,792	11,673
Graphite Bio, Inc.*	4,803	12,584
Greenwich Lifesciences, Inc. (x)*	1,138	11,972
Gritstone bio, Inc. (x)*	15,357	31,328
HCW Biologics, Inc. (x)*	3,382	4,143
Heron Therapeutics, Inc. (x)*	17,874	30,386
HilleVax, Inc. (x)*	4,457	71,535
Hookipa Pharma, Inc.*	12,646	10,243
Humacyte, Inc. (x)*	10,223	29,033
Icosavax, Inc.*	4,725	74,466
Ideaya Biosciences, Inc.*	10,210	363,272
IGM Biosciences, Inc. (x)*	2,343	19,470
Immatics NV*	38,901	409,628
Immix Biopharma, Inc.*	1,151	7,965
ImmuCell Corp.*	1,094	5,525
Immuneering Corp., Class A (x)*	3,714	27,298
Immunic, Inc. (x)*	4,040	6,060
ImmunoGen, Inc.*	40,681	1,206,192
Immunome, Inc. (x)*	3,688	39,462
IN8bio, Inc. (x)*	2,187	3,018
Inhibrx, Inc. (x)*	5,799	220,362
Inmune Bio, Inc. (x)*	1,983	22,329
Inozyme Pharma, Inc. (x)*	8,099	34,502
Intensity Therapeutics, Inc.*	739	6,333
Invivyd, Inc. (x)*	7,707	30,366
iTeos Therapeutics, Inc.*	4,215	46,154
Janux Therapeutics, Inc.*	2,849	30,570
Jasper Therapeutics, Inc.*	11,532	9,099
KALA BIO, Inc. (x)*	371	2,597
KalVista Pharmaceuticals, Inc.*	5,258	64,410
Karyopharm Therapeutics, Inc.*	19,728	17,065
Kezar Life Sciences, Inc.*	11,214	10,624
Kineta, Inc. (x)*	1,105	3,923
Kiniksa Pharmaceuticals Ltd., Class A*	5,384	94,435
Kinnate Biopharma, Inc.*	5,132	12,163
Kodiak Sciences, Inc.*	5,320	16,173
Kronos Bio, Inc. (x)*	8,022	10,027
Krystal Biotech, Inc.*	14,244	1,767,111
Lantern Pharma, Inc.*	1,310	5,607
Larimar Therapeutics, Inc.*	4,215	19,178
Lexicon Pharmaceuticals, Inc. (x)*	15,703	24,026
Lineage Cell Therapeutics, Inc. (x)*	22,755	24,803
Longeveron, Inc., Class A (x)*	830	1,129
Lyell Immunopharma, Inc.*	29,369	56,976
MacroGenics, Inc.*	10,328	99,355
MAIA Biotechnology, Inc. (x)*	1,328	1,554
MannKind Corp.*	44,499	161,976
MediciNova, Inc.*	8,637	12,955
MEI Pharma, Inc.	1,252	7,262
MeiraGTx Holdings plc*	5,477	38,449
Merrimack Pharmaceuticals, Inc.*	1,812	24,299
Mersana Therapeutics, Inc.*	18,850	43,732
MiMedx Group, Inc.*	19,468	170,734
Mineralys Therapeutics, Inc.*	3,218	27,675
MiNK Therapeutics, Inc. (x)*	574	617
Mirum Pharmaceuticals, Inc.*	4,217	124,486
Monte Rosa Therapeutics, Inc.*	5,386	30,431
MoonLake Immunotherapeutics, Class A (x)*	16,433	992,389
Mustang Bio, Inc. (x)*	1,028	1,388
NextCure, Inc.*	3,775	4,303
Nkarta, Inc. (x)*	4,883	32,228
Nurix Therapeutics, Inc.*	8,014	82,704
Nuvectis Pharma, Inc.*	1,281	10,684
Ocean Biomedical, Inc.*	1,617	1,067
Olema Pharmaceuticals, Inc.*	4,598	64,510
Omega Therapeutics, Inc. (x)*	3,906	11,757
Organogenesis Holdings, Inc., Class A*	11,739	48,012
Orgenesis, Inc. (x)*	4,954	2,480
ORIC Pharmaceuticals, Inc. (x)*	6,751	62,109
Outlook Therapeutics, Inc. (x)*	24,451	9,634
Ovid therapeutics, Inc.*	10,062	32,400
Passage Bio, Inc.*	7,658	7,735
PDS Biotechnology Corp. (x)*	4,895	24,328
PepGen, Inc. (x)*	1,592	10,826
PharmaCyte Biotech, Inc. (x)*	1,618	3,495
PMV Pharmaceuticals, Inc.*	6,843	21,213
Portage Biotech, Inc. (x)*	1,562	2,812
Poseida Therapeutics, Inc., Class A*	11,787	39,604
Praxis Precision Medicines, Inc. (x)*	1,411	31,437
Precigen, Inc. (x)*	22,470	30,110
Prelude Therapeutics, Inc.*	2,533	10,816
Protalix BioTherapeutics, Inc. (x)*	11,897	21,177
Protara Therapeutics, Inc.*	1,750	3,272
Puma Biotechnology, Inc.*	5,911	25,595
Pyxis Oncology, Inc.*	5,258	9,464
Quince Therapeutics, Inc. (x)*	5,745	6,032
Rallybio Corp.*	5,342	12,767
RAPT Therapeutics, Inc.*	5,019	124,722
Reneo Pharmaceuticals, Inc.*	2,321	3,714
Renovaro Biosciences, Inc.*	4,788	15,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Replimune Group, Inc.*	8,396	$70,778
Rezolute, Inc.*	5,206	5,167
Rhythm Pharmaceuticals, Inc.*	36,452	1,675,698
Rigel Pharmaceuticals, Inc.*	28,840	41,818
Sagimet Biosciences, Inc., Class A (x)*	945	5,122
Sangamo Therapeutics, Inc.*	23,951	13,013
Savara, Inc. (x)*	15,328	72,042
Scholar Rock Holding Corp.*	9,355	175,874
SELLAS Life Sciences Group, Inc. (x)*	5,252	5,567
Sensei Biotherapeutics, Inc.*	2,275	1,574
Sera Prognostics, Inc., Class A (x)*	3,924	23,466
Seres Therapeutics, Inc.*	15,884	22,238
Shattuck Labs, Inc. (x)*	5,448	38,844
Solid Biosciences, Inc.*	1,423	8,737
Spero Therapeutics, Inc.*	7,878	11,581
Spruce Biosciences, Inc.*	4,700	13,771
Stoke Therapeutics, Inc. (x)*	4,512	23,733
Summit Therapeutics, Inc. (x)*	19,534	50,984
Sutro Biopharma, Inc.*	10,152	43,552
Syros Pharmaceuticals, Inc.*	3,259	25,388
Tango Therapeutics, Inc.*	7,556	74,804
Tenaya Therapeutics, Inc. (x)*	8,087	26,202
Tourmaline Bio, Inc.	233	6,100
TScan Therapeutics, Inc.*	4,479	26,113
Turnstone Biologics Corp. (x)*	1,092	2,779
Twist Bioscience Corp.*	21,186	780,916
Tyra Biosciences, Inc.*	2,338	32,381
UNITY Biotechnology, Inc. (x)*	2,538	4,898
UroGen Pharma Ltd. (x)*	4,631	69,465
Vanda Pharmaceuticals, Inc.*	9,555	40,322
Vaxxinity, Inc., Class A (x)*	7,944	6,752
Vera Therapeutics, Inc., Class A (x)*	5,700	87,666
Verve Therapeutics, Inc.*	8,920	124,345
Vigil Neuroscience, Inc. (x)*	2,723	9,204
Viracta Therapeutics, Inc. (x)*	5,543	3,159
Viridian Therapeutics, Inc.*	7,247	157,840
Vor BioPharma, Inc. (x)*	6,086	13,693
Voyager Therapeutics, Inc.*	5,392	45,508
Werewolf Therapeutics, Inc. (x)*	3,206	12,375
X4 Pharmaceuticals, Inc. (x)*	21,252	17,820
XBiotech, Inc.*	4,215	16,860
Xenon Pharmaceuticals, Inc.*	18,267	841,378
Xilio Therapeutics, Inc.*	3,688	2,028
XOMA Corp.*	1,255	23,217
Y-mAbs Therapeutics, Inc.*	6,140	41,875
Zura Bio Ltd., Class A*	2,832	13,225
Zymeworks, Inc.*	9,115	94,705

		18,952,182

Health Care Equipment & Supplies (7.9%)
Accuray, Inc.*	15,801	44,717
AngioDynamics, Inc.*	6,439	50,482
Apyx Medical Corp. (x)*	5,130	13,441
Artivion, Inc.*	6,693	119,671
Axogen, Inc.*	6,886	47,031
Axonics, Inc.*	15,891	988,897
Beyond Air, Inc. (x)*	4,817	9,441
BioSig Technologies, Inc. (x)*	10,337	4,910
Bioventus, Inc., Class A (x)*	5,289	27,873
Butterfly Network, Inc.*	24,725	26,703
Cerus Corp.*	29,979	64,755
ClearPoint Neuro, Inc.*	4,010	27,228
Co-Diagnostics, Inc. (x)*	5,304	7,054
Cue Health, Inc.*	20,895	3,395
Cutera, Inc. (x)*	3,290	11,597
CVRx, Inc.*	63,928	2,009,896
CytoSorbents Corp.*	7,170	7,959
Delcath Systems, Inc.*	2,091	8,699
Eargo, Inc. (x)*	966	2,502
Electromed, Inc.*	1,275	13,910
enVVeno Medical Corp.*	1,644	8,450
FONAR Corp.*	1,087	21,262
Hyperfine, Inc., Class A (x)*	8,904	9,973
Inogen, Inc.*	4,015	22,042
iRadimed Corp.	1,240	58,863
IRIDEX Corp. (x)*	2,651	7,449
Kewaunee Scientific Corp.*	471	13,692
KORU Medical Systems, Inc. (x)*	5,693	13,976
LeMaitre Vascular, Inc.	3,333	189,181
LENSAR, Inc.*	1,002	3,517
Lucid Diagnostics, Inc.*	1,054	1,486
Monogram Orthopaedics, Inc.*	604	2,078
Nano-X Imaging Ltd. (x)*	7,979	50,826
Neuronetics, Inc. (x)*	4,530	13,137
NeuroPace, Inc.*	1,780	18,352
OraSure Technologies, Inc.*	12,167	99,769
Orchestra BioMed Holdings, Inc. (x)*	2,363	21,574
Orthofix Medical, Inc.*	6,028	81,257
OrthoPediatrics Corp.*	2,692	87,517
Precision Optics Corp., Inc.*	672	4,140
PROCEPT BioRobotics Corp. (x)*	17,717	742,519
Pro-Dex, Inc. (x)*	388	6,743
ProSomnus, Inc. (x)*	328	322
Pulmonx Corp.*	42,482	541,646
Pulse Biosciences, Inc. (x)*	2,649	32,424
Retractable Technologies, Inc.*	2,885	3,202
Rockwell Medical, Inc.*	2,330	4,404
RxSight, Inc.*	62,345	2,513,750
Sanara Medtech, Inc. (x)*	651	26,756
Semler Scientific, Inc.*	787	34,856
Sensus Healthcare, Inc.*	2,121	5,006
SI-BONE, Inc.*	6,771	142,123
Sight Sciences, Inc.*	3,598	18,566
Stereotaxis, Inc. (x)*	9,508	16,639
Strata Skin Sciences, Inc. (x)*	3,895	2,143
Surmodics, Inc.*	2,350	85,423
Tactile Systems Technology, Inc.*	3,898	55,741
Tela Bio, Inc. (x)*	2,609	17,272
TransMedics Group, Inc.*	23,859	1,883,191
UFP Technologies, Inc.*	5,231	899,941
Utah Medical Products, Inc.	587	49,437
Vicarious Surgical, Inc., Class A*	13,130	4,815
Vivani Medical, Inc. (x)*	3,427	3,496
VolitionRX Ltd. (x)*	8,352	5,988
Zimvie, Inc.*	4,395	78,011
Zynex, Inc. (x)*	3,095	33,705

		11,426,821

Health Care Providers & Services (0.6%)
Accolade, Inc.*	11,571	138,968
AirSculpt Technologies, Inc. (x)*	2,112	15,819
Aveanna Healthcare Holdings, Inc.*	8,239	22,081
Biodesix, Inc.*	4,397	8,090
CareMax, Inc. (x)*	13,161	6,557

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Castle Biosciences, Inc.*	4,186	$90,334
Cosmos Health, Inc. (x)*	1,817	2,562
Cross Country Healthcare, Inc.*	5,872	132,942
Cryo-Cell International, Inc. (x)*	895	5,146
DocGo, Inc.*	13,060	73,005
Enzo Biochem, Inc.*	6,941	9,648
Etao International Co. Ltd. (x)*	9,665	4,349
Great Elm Group, Inc.*	1,972	3,826
InfuSystem Holdings, Inc.*	3,013	31,757
Invitae Corp. (x)*	45,911	28,777
Joint Corp. (The)*	2,465	23,689
P3 Health Partners, Inc. (x)*	6,424	9,058
Pennant Group, Inc. (The)*	4,849	67,498
PetIQ, Inc., Class A*	4,660	92,035
Psychemedics Corp.	874	2,587
Quipt Home Medical Corp.*	6,839	34,811
Sonida Senior Living, Inc.*	661	6,385
Viemed Healthcare, Inc.*	5,791	45,459

		855,383

Health Care Technology (0.3%)
Akili, Inc., Class A*	7,944	3,727
Augmedix, Inc.*	3,374	19,738
Better Therapeutics, Inc.*	1,113	217
CareCloud, Inc.*	1,707	2,595
Computer Programs and Systems, Inc.*	2,510	28,112
DarioHealth Corp.*	4,429	7,618
Forian, Inc.*	3,016	8,822
HealthStream, Inc.	4,098	110,769
iCAD, Inc. (x)*	3,901	6,905
LifeMD, Inc. (x)*	5,035	41,740
OptimizeRx Corp.*	2,679	38,336
Sharecare, Inc. (x)*	51,167	55,260
Simulations Plus, Inc.	2,701	120,870
Streamline Health Solutions, Inc.*	6,316	2,684

		447,393

Life Sciences Tools & Services (1.9%)
Akoya Biosciences, Inc.*	3,965	19,349
Alpha Teknova, Inc.*	1,137	4,241
BioLife Solutions, Inc.*	5,861	95,241
Champions Oncology, Inc.*	1,254	6,784
ChromaDex Corp. (x)*	9,048	12,939
Codexis, Inc.*	11,532	35,173
Harvard Bioscience, Inc.*	6,891	36,867
Inotiv, Inc. (x)*	3,512	12,889
Lifecore Biomedical, Inc. (x)*	4,392	27,186
MaxCyte, Inc. (x)*	14,777	69,452
NanoString Technologies, Inc. (x)*	8,888	6,652
Nautilus Biotechnology, Inc., Class A*	8,888	26,575
OmniAb, Inc.*	15,936	98,325
Pacific Biosciences of California, Inc.*	62,263	610,800
Personalis, Inc.*	6,380	13,398
Quanterix Corp.*	58,929	1,611,119
Quantum-Si, Inc.*	16,931	34,031
Rapid Micro Biosystems, Inc., Class A*	3,534	2,615
Seer, Inc., Class A*	10,137	19,666
Singular Genomics Systems, Inc. (x)*	10,708	4,927
Standard BioTools, Inc. (x)*	12,965	28,653
Telesis Bio, Inc.*	1,827	729

		2,777,611

Pharmaceuticals (4.2%)
Aclaris Therapeutics, Inc.*	12,194	12,804
AN2 Therapeutics, Inc. (x)*	1,694	34,710
Anebulo Pharmaceuticals, Inc.*	366	886
ANI Pharmaceuticals, Inc.*	2,473	136,361
Aquestive Therapeutics, Inc.*	6,979	14,098
Assertio Holdings, Inc. (x)*	15,781	16,886
Atea Pharmaceuticals, Inc.*	13,149	40,104
Athira Pharma, Inc.*	5,863	14,247
Biote Corp., Class A (x)*	2,240	11,066
Bright Green Corp.*	11,241	3,711
Cara Therapeutics, Inc.*	7,667	5,697
Citius Pharmaceuticals, Inc. (x)*	20,352	15,396
Clearside Biomedical, Inc. (x)*	8,939	10,459
Cognition Therapeutics, Inc.*	4,109	7,602
Collegium Pharmaceutical, Inc.*	5,923	182,310
CorMedix, Inc. (x)*	9,375	35,250
Cymabay Therapeutics, Inc.*	96,172	2,271,583
Dare Bioscience, Inc. (x)*	14,808	4,576
Durect Corp. (x)*	4,557	2,689
Edgewise Therapeutics, Inc.*	7,251	79,326
Enliven Therapeutics, Inc. (x)*	3,922	54,280
Esperion Therapeutics, Inc. (x)*	14,691	43,926
Eton Pharmaceuticals, Inc.*	3,235	14,169
Evolus, Inc.*	7,092	74,679
Eyenovia, Inc.*	5,127	10,664
EyePoint Pharmaceuticals, Inc. (x)*	41,010	947,741
Fulcrum Therapeutics, Inc.*	9,811	66,224
Harrow, Inc.*	5,181	58,027
Ikena Oncology, Inc.*	5,488	10,811
Intra-Cellular Therapies, Inc.*	10,293	737,185
Journey Medical Corp.*	1,103	6,353
Liquidia Corp. (x)*	8,071	97,094
Longboard Pharmaceuticals, Inc.*	2,570	15,497
Lyra Therapeutics, Inc.*	3,041	15,935
Marinus Pharmaceuticals, Inc. (x)*	8,526	92,678
MediWound Ltd.*	803	8,166
Mind Medicine MindMed, Inc. (x)*	6,584	24,097
MyMD Pharmaceuticals, Inc. (x)*	7,406	1,916
NGM Biopharmaceuticals, Inc.*	8,183	7,029
Nuvation Bio, Inc.*	24,530	37,040
Ocular Therapeutix, Inc.*	13,771	61,419
Ocuphire Pharma, Inc.*	3,498	10,529
Omeros Corp. (x)*	10,558	34,525
Optinose, Inc.*	12,400	15,996
Oramed Pharmaceuticals, Inc. (x)*	6,632	15,320
Phathom Pharmaceuticals, Inc. (x)*	5,369	49,019
Phibro Animal Health Corp., Class A	3,482	40,321
ProPhase Labs, Inc. (x)*	2,246	10,152
Rain Oncology, Inc. (x)*	3,207	3,848
Relmada Therapeutics, Inc.*	4,206	17,413
Reviva Pharmaceuticals Holdings, Inc. (x)*	2,167	11,160
Scilex Holding Co. (r)*	10,878	18,862
scPharmaceuticals, Inc. (x)*	4,734	29,682
SCYNEXIS, Inc.*	6,503	14,502
SIGA Technologies, Inc. (x)	7,763	43,473
Tarsus Pharmaceuticals, Inc.*	4,886	98,941
Terns Pharmaceuticals, Inc. (x)*	7,261	47,124
TherapeuticsMD, Inc. (x)*	1,265	2,846
Theravance Biopharma, Inc. (x)*	8,788	98,777
Theseus Pharmaceuticals, Inc.*	3,230	13,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Third Harmonic Bio, Inc. (x)*	3,330	$36,530
Trevi Therapeutics, Inc.*	6,849	9,178
Verrica Pharmaceuticals, Inc. (x)*	3,435	25,144
WaVe Life Sciences Ltd.*	10,126	51,136
Xeris Biopharma Holdings, Inc.*	22,531	52,948
Zevra Therapeutics, Inc. (x)*	6,134	40,178

		6,075,376

Total Health Care		40,534,766

Industrials (13.7%)
Aerospace & Defense (3.3%)
AAR Corp.*	23,055	1,438,632
AeroVironment, Inc.*	15,448	1,947,066
AerSale Corp.*	4,364	55,401
Archer Aviation, Inc., Class A (x)*	25,720	157,921
Astronics Corp.*	4,456	77,624
Byrna Technologies, Inc. (x)*	2,868	18,327
Cadre Holdings, Inc.	3,280	107,879
CPI Aerostructures, Inc.*	1,982	5,411
Ducommun, Inc.*	2,280	118,697
Innovative Solutions and Support, Inc.*	1,930	16,463
Kratos Defense & Security Solutions, Inc.*	35,212	714,451
National Presto Industries, Inc.	876	70,325
Park Aerospace Corp.	3,090	45,423
Redwire Corp. (x)*	1,559	4,443
Terran Orbital Corp. (x)*	16,543	18,859
VirTra, Inc.*	1,692	16,023

		4,812,945

Air Freight & Logistics (0.0%)†
Air T, Inc.*	179	2,954
Radiant Logistics, Inc.*	6,044	40,132

		43,086

Building Products (0.2%)
Alpha Pro Tech Ltd.*	1,993	10,543
Caesarstone Ltd. (x)*	3,863	14,448
Insteel Industries, Inc.	3,139	120,192
Quanex Building Products Corp.	5,637	172,323

		317,506

Commercial Services & Supplies (1.2%)
ACCO Brands Corp.	15,781	95,949
Acme United Corp.	401	17,187
Aqua Metals, Inc.*	17,114	13,007
ARC Document Solutions, Inc.	6,111	20,044
Aris Water Solutions, Inc., Class A	5,035	42,244
BrightView Holdings, Inc.*	7,041	59,285
CECO Environmental Corp.*	5,062	102,657
CompX International, Inc.	287	7,255
Ennis, Inc.	4,333	94,936
Enviri Corp.*	13,448	121,032
Fuel Tech, Inc.*	4,305	4,520
GEO Group, Inc. (The)*	20,582	222,903
Interface, Inc., Class A	9,721	122,679
LanzaTech Global, Inc. (x)*	3,468	17,444
Liquidity Services, Inc.*	3,972	68,358
Montrose Environmental Group, Inc.*	4,762	153,003
NL Industries, Inc.	1,496	8,393
Odyssey Marine Exploration, Inc., Class B (x)*	2,909	13,527
Performant Financial Corp.*	11,081	34,628
Perma-Fix Environmental Services, Inc.*	2,218	17,433
Quad/Graphics, Inc.*	5,119	27,745
Quest Resource Holding Corp.*	2,918	21,389
SP Plus Corp.*	3,292	168,715
Viad Corp.*	3,461	125,288
Virco Mfg. Corp.	2,240	26,947
VSE Corp.	2,234	144,339

		1,750,907

Construction & Engineering (2.4%)
Argan, Inc.	2,118	99,101
Bowman Consulting Group Ltd., Class A*	1,826	64,860
Concrete Pumping Holdings, Inc.*	4,387	35,973
Great Lakes Dredge & Dock Corp.*	11,197	85,993
IES Holdings, Inc.*	1,369	108,452
INNOVATE Corp. (x)*	9,825	12,085
Limbach Holdings, Inc.*	1,554	70,660
Matrix Service Co.*	4,373	42,768
Northwest Pipe Co.*	1,655	50,080
Orion Group Holdings, Inc.*	4,838	23,900
Primoris Services Corp.	22,156	735,801
Southland Holdings, Inc.*	680	3,509
Sterling Infrastructure, Inc.*	23,073	2,028,809
Tutor Perini Corp.*	7,223	65,729

		3,427,720

Electrical Equipment (0.6%)
Allient, Inc.	2,209	66,734
American Superconductor Corp.*	4,903	54,619
Amprius Technologies, Inc.*	1,008	5,332
Babcock & Wilcox Enterprises, Inc.*	10,492	15,318
Beam Global (x)*	2,468	17,498
Blink Charging Co. (x)*	9,310	31,561
Broadwind, Inc.*	2,725	7,548
Dragonfly Energy Holdings Corp. (x)*	4,839	2,622
Energy Vault Holdings, Inc. (x)*	17,016	39,647
Eos Energy Enterprises, Inc. (x)*	19,183	20,910
Espey Mfg. & Electronics Corp.	346	6,470
ESS Tech, Inc. (x)*	16,184	18,450
Expion360, Inc. (x)*	688	3,619
Flux Power Holdings, Inc. (x)*	1,894	7,784
FTC Solar, Inc.*	10,688	7,405
Ideal Power, Inc.*	1,033	8,016
LSI Industries, Inc.	4,775	67,232
NeoVolta, Inc. (x)*	5,298	8,477
Orion Energy Systems, Inc.*	5,137	4,452
Pioneer Power Solutions, Inc.*	1,085	7,367
Powell Industries, Inc.	1,540	136,136
Preformed Line Products Co.	424	56,757
Servotronics, Inc.*	158	1,975
SES AI Corp.*	21,597	39,523
SKYX Platforms Corp. (x)*	10,643	17,029
Thermon Group Holdings, Inc.*	5,700	185,649
TPI Composites, Inc. (x)*	6,963	28,827
Ultralife Corp.*	1,687	11,505

		878,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Ground Transportation (0.2%)
Covenant Logistics Group, Inc., Class A	1,408	$64,824
Daseke, Inc.*	6,940	56,214
FTAI Infrastructure, Inc.	16,771	65,239
PAM Transportation Services, Inc.*	1,058	21,985
TuSimple Holdings, Inc., Class A (x)*	27,056	23,750
Universal Logistics Holdings, Inc.	1,186	33,232

		265,244

Machinery (1.5%)
374Water, Inc. (x)*	9,769	13,872
Blue Bird Corp.*	21,307	574,437
ClearSign Technologies Corp.*	4,663	5,176
Columbus McKinnon Corp.	4,806	187,530
Commercial Vehicle Group, Inc.*	5,423	38,015
Douglas Dynamics, Inc.	3,806	112,962
Eastern Co. (The)	887	19,514
FreightCar America, Inc.*	2,584	6,977
Gencor Industries, Inc.*	1,740	28,084
Graham Corp.*	1,662	31,528
Hurco Cos., Inc.	1,040	22,391
Hydrofarm Holdings Group, Inc. (x)*	7,532	6,911
Hyliion Holdings Corp. (x)*	26,220	21,335
Hyster-Yale Materials Handling, Inc.	1,882	117,042
L B Foster Co., Class A*	1,785	39,252
LS Starrett Co. (The), Class A*	971	11,749
Luxfer Holdings plc	4,507	40,293
Manitex International, Inc.*	2,382	20,819
Manitowoc Co., Inc. (The)*	5,939	99,122
Mayville Engineering Co., Inc.*	1,919	27,672
Microvast Holdings, Inc. (x)*	36,344	50,882
Miller Industries, Inc.	1,894	80,097
NN, Inc. (x)*	7,202	28,808
Park-Ohio Holdings Corp.	1,458	39,308
Perma-Pipe International Holdings, Inc.*	1,217	9,480
REV Group, Inc.	5,397	98,063
Shyft Group, Inc. (The)	5,769	70,497
Taylor Devices, Inc.*	527	11,647
Titan International, Inc.*	8,825	131,316
Twin Disc, Inc.	1,884	30,445
Velo3D, Inc. (x)*	15,402	6,124
Wabash National Corp.	7,791	199,605

		2,180,953

Marine Transportation (0.2%)
Eagle Bulk Shipping, Inc. (x)	1,557	86,258
Genco Shipping & Trading Ltd.	7,184	119,182
Himalaya Shipping Ltd. (x)*	4,758	32,164
Pangaea Logistics Solutions Ltd.	5,936	48,913
Safe Bulkers, Inc.	11,173	43,910

		330,427

Passenger Airlines (0.1%)
Blade Air Mobility, Inc.*	10,416	36,769
Hawaiian Holdings, Inc. (x)*	8,700	123,540
Mesa Air Group, Inc.*	6,646	6,712
Surf Air Mobility, Inc.*	8,177	12,674

		179,695

Professional Services (3.4%)
Asure Software, Inc.*	3,868	36,823
Barrett Business Services, Inc.	1,116	129,233
BGSF, Inc.	1,687	15,858
BlackSky Technology, Inc., Class A (x)*	20,581	28,813
CRA International, Inc.	1,158	114,468
DLH Holdings Corp.*	1,158	18,238
FiscalNote Holdings, Inc.*	9,158	10,440
Fiverr International Ltd. (x)*	17,245	469,409
Forrester Research, Inc.*	1,964	52,655
Franklin Covey Co.*	1,953	85,014
Heidrick & Struggles International, Inc.	3,310	97,744
HireQuest, Inc. (x)	880	13,508
Hudson Global, Inc.*	452	7,033
IBEX Holdings Ltd.*	1,587	30,169
ICF International, Inc.	8,208	1,100,611
Innodata, Inc. (x)*	4,347	35,385
Kelly Services, Inc., Class A	5,339	115,429
Mastech Digital, Inc. (x)*	701	5,908
Mistras Group, Inc.*	3,569	26,125
Professional Diversity Network, Inc. (x)*	1,118	2,270
RCM Technologies, Inc.*	1,022	29,679
Resources Connection, Inc.	5,354	75,866
Skillsoft Corp. (x)*	704	12,376
StarTek, Inc. (x)*	2,865	12,635
Steel Connect, Inc.*	673	6,407
TaskUS, Inc., Class A (x)*	58,031	758,465
TrueBlue, Inc.*	5,105	78,311
Upwork, Inc.*	46,488	691,277
Verra Mobility Corp., Class A*	32,284	743,500
Where Food Comes From, Inc. (x)*	454	6,179
Willdan Group, Inc.*	2,096	45,064

		4,854,892

Trading Companies & Distributors (0.6%)
Alta Equipment Group, Inc.	3,940	48,738
BlueLinx Holdings, Inc.*	1,430	162,033
Distribution Solutions Group, Inc.*	1,704	53,778
DXP Enterprises, Inc.*	2,318	78,117
EVI Industries, Inc.	825	19,577
Hudson Technologies, Inc.*	7,442	100,393
Karat Packaging, Inc.	1,143	28,403
Mega Matrix Corp. (x)*	4,460	6,289
Titan Machinery, Inc.*	3,511	101,398
Transcat, Inc.*	1,398	152,843
Willis Lease Finance Corp. (x)*	497	24,293

		775,862

Total Industrials		19,817,699

Information Technology (17.1%)
Communications Equipment (0.5%)
Applied Optoelectronics, Inc. (x)*	6,085	117,562
Aviat Networks, Inc.*	1,930	63,034
BK Technologies Corp.*	493	6,029
CalAmp Corp.*	6,154	1,545
Cambium Networks Corp.*	2,041	12,246
Casa Systems, Inc.*	6,101	3,233
Clearfield, Inc. (x)*	2,225	64,703
ClearOne, Inc.	2,493	2,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Comtech Telecommunications Corp.	4,694	$39,570
Digi International, Inc.*	5,974	155,324
DZS, Inc. (x)*	3,035	5,979
EMCORE Corp.*	10,063	4,921
Franklin Wireless Corp.*	1,279	4,336
Genasys, Inc.*	7,394	15,010
KVH Industries, Inc.*	3,157	16,606
Lantronix, Inc.*	5,348	31,339
NETGEAR, Inc.*	4,942	72,054
Network-1 Technologies, Inc.	2,781	6,063
Ondas Holdings, Inc. (x)*	6,953	10,638
Optical Cable Corp.*	787	2,125
Ribbon Communications, Inc.*	14,972	43,419

		678,428

Electronic Equipment, Instruments & Components (2.3%)
908 Devices, Inc.*	3,801	42,647
Aeva Technologies, Inc. (x)*	12,498	9,470
Airgain, Inc. (x)*	1,563	5,564
Akoustis Technologies, Inc. (x)*	12,972	10,819
AmpliTech Group, Inc.*	1,243	2,368
Arlo Technologies, Inc.*	15,266	145,332
Bel Fuse, Inc., Class B	1,755	117,181
Climb Global Solutions, Inc.	732	40,136
Coda Octopus Group, Inc.*	1,107	6,642
CPS Technologies Corp. (x)*	2,100	4,935
Daktronics, Inc.*	6,403	54,297
Data I/O Corp.*	1,686	4,957
Evolv Technologies Holdings, Inc. (x)*	19,441	91,762
FARO Technologies, Inc.*	3,194	71,961
Focus Universal, Inc. (x)*	4,929	7,196
Frequency Electronics, Inc.	1,153	12,625
Identiv, Inc.*	3,997	32,935
Interlink Electronics, Inc. (x)*	127	1,622
Iteris, Inc.*	7,185	37,362
Key Tronic Corp.*	1,627	7,029
Kimball Electronics, Inc.*	4,094	110,333
LightPath Technologies, Inc., Class A*	6,416	8,084
Lightwave Logic, Inc. (x)*	19,766	98,435
Luna Innovations, Inc.*	5,636	37,479
MicroVision, Inc. (x)*	32,126	85,455
Movella Holdings, Inc.*	2,259	1,367
M-Tron Industries, Inc.*	295	10,531
Napco Security Technologies, Inc.	5,672	194,266
Neonode, Inc.*	2,215	5,072
nLight, Inc.*	7,528	101,628
OSI Systems, Inc.*	11,513	1,485,753
Ouster, Inc.*	5,448	41,786
Powerfleet, Inc. (x)*	5,856	20,028
Presto Automation, Inc. (x)*	587	312
Research Frontiers, Inc. (x)*	6,658	6,725
RF Industries Ltd.*	1,379	4,192
Richardson Electronics Ltd.	2,085	27,835
ScanSource, Inc.*	4,177	165,451
SmartRent, Inc., Class A (x)*	31,451	100,329
Sobr Safe, Inc. (x)*	1,748	823
Sono-Tek Corp.*	1,315	6,825
Vishay Precision Group, Inc.*	2,092	71,274
Vuzix Corp. (x)*	9,644	20,108
Wrap Technologies, Inc. (x)*	5,101	15,813

		3,326,744

IT Services (1.3%)
Applied Digital Corp. (x)*	13,964	94,117
Backblaze, Inc., Class A*	3,450	26,186
BigBear.ai Holdings, Inc. (x)*	5,061	10,831
Brightcove, Inc.*	7,585	19,645
Castellum, Inc. (x)*	4,218	1,257
Couchbase, Inc.*	5,874	132,282
Crexendo, Inc.	2,302	11,165
CSP, Inc.	571	11,420
DecisionPoint Systems, Inc.*	944	5,909
Fastly, Inc., Class A*	41,976	747,173
Glimpse Group, Inc. (The) (x)*	1,919	2,168
Grid Dynamics Holdings, Inc.*	42,911	572,004
Hackett Group, Inc. (The)	4,247	96,704
Information Services Group, Inc.	5,758	27,120
OMNIQ Corp. (x)*	916	566
Rackspace Technology, Inc.*	10,291	20,582
Research Solutions, Inc.*	4,433	11,526
Tucows, Inc., Class A (x)*	1,707	46,089
Unisys Corp.*	11,395	64,040

		1,900,784

Semiconductors & Semiconductor Equipment (4.2%)
ACM Research, Inc., Class A*	8,218	160,580
Aehr Test Systems (x)*	19,203	509,456
Alpha & Omega Semiconductor Ltd.*	3,951	102,963
Amtech Systems, Inc.*	1,947	8,177
Atomera, Inc. (x)*	3,660	25,657
AXT, Inc.*	6,974	16,738
CEVA, Inc.*	3,924	89,114
Credo Technology Group Holding Ltd.*	60,004	1,168,278
CVD Equipment Corp.*	957	4,239
Everspin Technologies, Inc.*	3,171	28,666
GSI Technology, Inc.*	3,416	9,018
Ichor Holdings Ltd.*	4,871	163,812
indie Semiconductor, Inc., Class A (x)*	25,463	206,505
inTEST Corp.*	2,014	27,390
Kopin Corp.*	18,166	36,877
Navitas Semiconductor Corp., Class A*	18,649	150,497
NVE Corp.	803	62,979
Photronics, Inc.*	35,951	1,127,783
Pixelworks, Inc.*	8,809	11,540
QuickLogic Corp. (x)*	2,387	33,084
Rambus, Inc.*	29,280	1,998,360
SkyWater Technology, Inc.*	3,008	28,937
SMART Global Holdings, Inc.*	8,133	153,958
SPI Energy Co. Ltd.*	3,408	2,665
Transphorm, Inc. (x)*	5,050	18,432

		6,145,705

Software (8.7%)
8x8, Inc.*	20,403	77,123
A10 Networks, Inc.	12,035	158,501
Agilysys, Inc.*	15,982	1,355,593
Alkami Technology, Inc.*	60,443	1,465,743
American Software, Inc., Class A	5,432	61,382
Arteris, Inc.*	3,069	18,076
AudioEye, Inc. (x)*	1,261	6,835
AvePoint, Inc.*	25,081	205,915
Aware, Inc.*	2,558	4,246

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Bit Digital, Inc. (x)*	14,982	$63,374
BTCS, Inc. (r)*	650	—
Cipher Mining, Inc. (x)*	7,168	29,604
Cleanspark, Inc. (x)*	25,405	280,217
Clear Secure, Inc., Class A	17,788	367,322
CoreCard Corp. (x)*	1,272	17,592
CS Disco, Inc.*	3,990	30,284
CXApp, Inc.*	366	472
CYNGN, Inc.*	2,765	400
Dave, Inc. (x)*	1,161	9,735
Digimarc Corp. (x)*	2,424	87,555
Docebo, Inc.*	11,997	580,415
eGain Corp.*	3,496	29,122
Expensify, Inc., Class A*	9,657	23,853
Intapp, Inc.*	13,044	495,933
Intellicheck, Inc. (x)*	3,165	6,014
Issuer Direct Corp.*	540	9,790
JFrog Ltd.*	58,118	2,011,464
Kaltura, Inc.*	14,436	28,150
LivePerson, Inc.*	13,314	50,460
LiveRamp Holdings, Inc.*	22,683	859,232
Mawson Infrastructure Group, Inc.*	2,145	6,864
Mitek Systems, Inc.*	7,382	96,261
NextNav, Inc. (x)*	9,370	41,697
ON24, Inc.	5,255	41,409
OneSpan, Inc.*	6,737	72,221
Porch Group, Inc. (x)*	13,116	40,397
Quantum Computing, Inc. (x)*	6,813	6,221
Red Violet, Inc.*	1,895	37,843
Rekor Systems, Inc. (x)*	10,503	34,975
ReposiTrak, Inc.	2,073	20,751
Rimini Street, Inc.*	8,787	28,733
Smith Micro Software, Inc.*	7,661	6,328
SoundHound AI, Inc., Class A (x)*	23,010	48,781
SoundThinking, Inc.*	1,633	41,707
SRAX, Inc. (x)*	4,308	—
Telos Corp.*	8,915	32,540
Terawulf, Inc. (x)*	24,984	59,962
Upland Software, Inc.*	5,162	21,835
Varonis Systems, Inc.*	27,582	1,248,913
Veritone, Inc. (x)*	4,782	8,655
Viant Technology, Inc., Class A*	2,496	17,197
Weave Communications, Inc.*	134,750	1,545,583
Xperi, Inc.*	7,456	82,165
Yext, Inc.*	18,245	107,463
Zeta Global Holdings Corp., Class A*	72,896	642,943

		12,625,846

Technology Hardware, Storage & Peripherals (0.1%)
AstroNova, Inc. (x)*	1,202	19,545
CompoSecure, Inc. (x)*	2,808	15,163
CPI Card Group, Inc. (x)*	700	13,433
Eastman Kodak Co.*	9,572	37,331
Immersion Corp.	5,064	35,752
Intevac, Inc.*	4,300	18,576
Movano, Inc. (x)*	6,200	4,845
One Stop Systems, Inc. (x)*	2,362	4,960
Quantum Corp.*	10,494	3,662
Sonim Technologies, Inc.*	3,824	2,810
TransAct Technologies, Inc.*	1,536	10,721
Turtle Beach Corp.*	2,743	30,036

		196,834

Total Information Technology		24,874,341

Materials (1.8%)
Chemicals (0.6%)
Advanced Emissions Solutions, Inc.*	3,790	11,294
AdvanSix, Inc.	4,437	132,932
Alto Ingredients, Inc. (x)*	12,391	32,960
American Vanguard Corp.	4,668	51,208
Aspen Aerogels, Inc.*	8,717	137,554
Core Molding Technologies, Inc.*	1,292	23,941
Danimer Scientific, Inc., Class A (x)*	15,498	15,808
Flexible Solutions International, Inc.	1,478	2,823
Hawkins, Inc.	3,304	232,668
Intrepid Potash, Inc.*	1,786	42,668
Koppers Holdings, Inc.	3,449	176,658
Northern Technologies International Corp.	1,365	16,080
Origin Materials, Inc. (x)*	19,646	16,428
Rayonier Advanced Materials, Inc.*	10,567	42,796
Valhi, Inc. (x)	406	6,167

		941,985

Construction Materials (0.1%)
Smith-Midland Corp.*	777	30,692
United States Lime & Minerals, Inc.	352	81,083

		111,775

Containers & Packaging (0.1%)
Myers Industries, Inc.	6,206	121,327
Ranpak Holdings Corp., Class A*	7,359	42,829

		164,156

Metals & Mining (0.9%)
5E Advanced Materials, Inc. (x)*	6,682	9,422
Ampco-Pittsburgh Corp.*	2,567	7,008
Ascent Industries Co. (x)*	1,236	11,816
Caledonia Mining Corp. plc	2,895	35,319
Contango ORE, Inc. (x)*	1,317	23,851
Dakota Gold Corp. (x)*	9,343	24,479
Friedman Industries, Inc.	1,179	18,227
Gold Resource Corp.*	13,985	5,258
Haynes International, Inc.	2,132	121,631
i-80 Gold Corp.*	32,633	57,434
Idaho Strategic Resources, Inc.*	1,800	11,396
Ivanhoe Electric, Inc. (x)*	10,758	108,441
NioCorp Developments Ltd.*	354	1,129
Olympic Steel, Inc.	1,661	110,789
Perpetua Resources Corp.*	6,544	20,744
Piedmont Lithium, Inc. (x)*	3,051	86,130
Ramaco Resources, Inc., Class A	3,677	63,171
Ramaco Resources, Inc., Class B	773	10,288
Schnitzer Steel Industries, Inc., Class A	4,393	132,493
SunCoke Energy, Inc.	14,236	152,895
TimkenSteel Corp.*	7,343	172,193
Tredegar Corp.	4,599	24,881
Universal Stainless & Alloy Products, Inc.*	1,405	28,212
US Gold Corp.*	1,169	4,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
US Goldmining, Inc. (x)*	346	$2,526

		1,244,701

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	2,785	100,594
Glatfelter Corp.*	7,866	15,260

		115,854

Total Materials		2,578,471

Real Estate (1.8%)
Diversified REITs (0.2%)
Alpine Income Property Trust, Inc. (REIT)	2,157	36,475
CTO Realty Growth, Inc. (REIT)	3,726	64,572
Gladstone Commercial Corp. (REIT)	6,789	89,886
Modiv Industrial, Inc. (REIT), Class C	1,289	19,206
NexPoint Diversified Real Estate Trust (REIT)	5,383	42,795
One Liberty Properties, Inc. (REIT)	2,721	59,617

		312,551

Health Care REITs (0.2%)
Diversified Healthcare Trust (REIT)	40,483	151,407
Global Medical REIT, Inc. (REIT)	10,464	116,150
Universal Health Realty Income Trust (REIT)	2,192	94,804

		362,361

Hotel & Resort REITs (0.1%)
Ashford Hospitality Trust, Inc. (REIT)*	5,684	11,027
Braemar Hotels & Resorts, Inc. (REIT)	10,812	27,030
Chatham Lodging Trust (REIT)	8,150	87,368
Sotherly Hotels, Inc. (REIT)*	3,185	4,746

		130,171

Industrial REITs (0.2%)
Industrial Logistics Properties Trust (REIT)	10,956	51,493
Plymouth Industrial REIT, Inc. (REIT)	7,520	181,006

		232,499

Office REITs (0.3%)
City Office REIT, Inc. (REIT)	6,609	40,381
Creative Media & Community Trust Corp. (REIT)	2,469	9,234
Franklin Street Properties Corp. (REIT)	16,729	42,826
Office Properties Income Trust (REIT)	8,274	60,566
Orion Office REIT, Inc. (REIT)	9,898	56,617
Peakstone Realty Trust (REIT) (x)	6,073	121,035
Postal Realty Trust, Inc. (REIT), Class A	3,388	49,329

		379,988

Real Estate Management & Development (0.3%)
Altisource Asset Management Corp.*	227	940
American Realty Investors, Inc.*	258	4,492
AMREP Corp. (x)*	498	10,941
Comstock Holding Cos., Inc., Class A*	312	1,395
Douglas Elliman, Inc.	13,582	40,067
Fathom Holdings, Inc.*	1,462	5,249
Forestar Group, Inc.*	3,131	103,542
FRP Holdings, Inc.*	1,134	71,306
InterGroup Corp. (The)*	60	1,095
JW Mays, Inc.*	69	2,934
LuxUrban Hotels, Inc. (x)*	2,367	14,131
Maui Land & Pineapple Co., Inc.*	1,275	20,260
Rafael Holdings, Inc., Class B*	2,216	4,055
RE/MAX Holdings, Inc., Class A	2,913	38,830
Star Holdings (REIT)*	2,279	34,139
Stratus Properties, Inc.*	969	27,965
Tejon Ranch Co.*	3,435	59,082
Transcontinental Realty Investors, Inc.*	232	8,018

		448,441

Residential REITs (0.1%)
Bluerock Homes Trust, Inc. (REIT)	615	8,604
BRT Apartments Corp. (REIT)	2,018	37,515
Clipper Realty, Inc. (REIT)	2,013	10,870
UMH Properties, Inc. (REIT)	10,150	155,498

		212,487

Retail REITs (0.3%)
CBL & Associates Properties, Inc. (REIT) (x)	4,571	111,624
NETSTREIT Corp. (REIT)	11,799	210,612
Whitestone REIT (REIT)	8,260	101,515

		423,751

Specialized REITs (0.1%)
Farmland Partners, Inc. (REIT) (x)	7,477	93,313
Gladstone Land Corp. (REIT)	5,761	83,246
Global Self Storage, Inc. (REIT)	1,623	7,515

		184,074

Total Real Estate		2,686,323

Utilities (0.5%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	3,308	93,054
Via Renewables, Inc., Class A	461	4,333

		97,387

Gas Utilities (0.0%)†
RGC Resources, Inc.	1,384	28,151

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A (x)*	10,802	73,778

Multi-Utilities (0.1%)
Unitil Corp.	2,692	141,518

Water Utilities (0.2%)
Artesian Resources Corp., Class A	1,567	64,952
Cadiz, Inc. (x)*	7,093	19,860
Consolidated Water Co. Ltd.	2,562	91,207
Global Water Resources, Inc.	1,909	24,970
Pure Cycle Corp.*	3,284	34,384
York Water Co. (The)	2,420	93,460

		328,833

Total Utilities		669,667

Total Common Stocks (98.6%) (Cost $132,097,302)		142,994,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Rights	Value (Note 1)
RIGHTS:
Consumer Discretionary (0.0%)†
Broadline Retail (0.0%)†
Groupon, Inc., expiring 1/17/24 (x)*	3,838	$1,314

Total Consumer Discretionary		1,314

Health Care (0.0%)†
Biotechnology (0.0%)†
Cartesian Therapeutics, Inc. (x)*	19,932	2,691
Disc Medicine, Inc., CVR (r)(x)*	4,122	—
OncoMed Pharmaceuticals, Inc., CVR (r)*	4,471	—

Total Health Care		2,691

Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)*	411	325

Total Industrials		325

Total Rights (0.0%)† (Cost $2,691)		4,330

	Number of Warrants	Value (Note 1)
WARRANTS:
Real Estate (0.0%)†
Diversified REITs (0.0%)†
Presidio Property Trust, Inc. (REIT), expiring 1/24/27* (Cost $—)	1,536	101

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (6.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	1,723,718	1,723,718
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,321,347	2,321,347
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		9,045,065

Total Short-Term Investments (6.2%) (Cost $9,045,065)		9,045,065

Total Investments in Securities (104.8%) (Cost $141,145,058)		152,043,972
Other Assets Less Liabilities (-4.8%)		(6,980,289)

Net Assets (100%)		$145,063,683

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $11,430,731. This was collateralized by $3,207,394 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 1/15/24 - 11/15/53 and by cash of $9,045,065 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Micro E-Mini Index	75	3/2024	USD	767,888	11,708

					11,708

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$4,135,670	$—		$14,783		$4,150,453
Consumer Discretionary	15,413,923	38,927		—	(a)	15,452,850
Consumer Staples	5,577,177	—		—		5,577,177
Energy	4,035,933	—		—		4,035,933
Financials	22,601,044	15,752		—		22,616,796
Health Care	40,515,904	—		18,862		40,534,766
Industrials	19,817,699	—		—		19,817,699
Information Technology	24,874,341	—	(a)	—	(a)	24,874,341
Materials	2,578,471	—		—		2,578,471
Real Estate	2,686,323	—		—		2,686,323
Utilities	669,667	—		—		669,667
Futures	11,708	—		—		11,708
Rights
Consumer Discretionary	—	1,314		—		1,314
Health Care	—	2,691		—	(a)	2,691
Industrials	—	—		325		325
Short-Term Investments
Investment Companies	9,045,065	—		—		9,045,065
Warrants
Real Estate	101	—		—		101

Total Assets	$151,963,026	$58,684		$33,970		$152,055,680

Total Liabilities	$—	$—		$—		$—

Total	$151,963,026	$58,684		$33,970		$152,055,680

(a) Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$11,708	*

Total		$11,708

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$9,512	$9,512

Total	$9,512	$9,512

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$14,335	$14,335

Total	$14,335	$14,335

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$532,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$126,602,689
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$144,099,894

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 6%)*	Net Realized Gain (Loss)
$ 3,002,879	$8,552,335	$3,408,849

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,929,951
Aggregate gross unrealized depreciation	(25,482,240)

Net unrealized appreciation	$9,447,711

Federal income tax cost of investments in securities and derivative instruments, if applicable	$142,607,969

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $141,145,058)	$152,043,972
Cash	2,412,780
Cash held as collateral at broker for futures	50,200
Dividends, interest and other receivables	62,848
Securities lending income receivable	25,477
Receivable for Portfolio shares sold	2,060
Other assets	686

Total assets	154,598,023

LIABILITIES
Payable for return of collateral on securities loaned	9,045,065
Payable for securities purchased	266,080
Payable for Portfolio shares repurchased	70,702
Investment management fees payable	69,569
Administrative fees payable	15,463
Due to broker for futures variation margin	11,848
Distribution fees payable – Class IB	1,851
Accrued expenses	53,762

Total liabilities	9,534,340

Commitments and contingent liabilities^
NET ASSETS	$145,063,683

Net assets were comprised of:
Paid in capital	$160,626,945
Total distributable earnings (loss)	(15,563,262)

Net assets	$145,063,683

Class IB
Net asset value, offering and redemption price per share, $8,945,008 / 1,032,986 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.66

Class K
Net asset value, offering and redemption price per share, $136,118,675 / 15,596,454 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.73

(x)	Includes value of securities on loan of $11,430,731.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $366 foreign withholding tax)	$983,622
Interest	96,770
Securities lending (net)	344,002

Total income	1,424,394

EXPENSES
Investment management fees	1,241,789
Administrative fees	186,805
Custodian fees	100,000
Professional fees	58,686
Distribution fees – Class IB	20,588
Printing and mailing expenses	20,518
Trustees’ fees	5,481
Miscellaneous	3,607

Gross expenses	1,637,474
Less: Waiver from investment manager	(301,809)

Net expenses	1,335,665

NET INVESTMENT INCOME (LOSS)	88,729

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,976,164)
Futures contracts	9,512
Foreign currency transactions	1,921

Net realized gain (loss)	(2,964,731)

Change in unrealized appreciation (depreciation) on:
Investments in securities	13,603,942
Futures contracts	14,335

Net change in unrealized appreciation (depreciation)	13,618,277

NET REALIZED AND UNREALIZED GAIN (LOSS)	10,653,546

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,742,275

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,729	$361,486
Net realized gain (loss)	(2,964,731)	(20,137,425)
Net change in unrealized appreciation (depreciation)	13,618,277	(33,591,301)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,742,275	(53,367,240)

Distributions to shareholders:
Class IB	(48,667)	(243,204)
Class K	(1,030,172)	(4,849,394)

Total distributions to shareholders	(1,078,839)	(5,092,598)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 461,927 and 260,125 shares, respectively ]	3,672,147	2,380,805
Capital shares issued in reinvestment of dividends and distributions [ 5,775 and 29,607 shares, respectively ]	48,667	243,204
Capital shares repurchased [ (440,019) and (280,258) shares , respectively]	(3,554,327)	(2,464,545)

Total Class IB transactions	166,487	159,464

Class K
Capital shares sold [ 12,563 and 1,889,813 shares, respectively ]	103,327	17,057,832
Capital shares issued in reinvestment of dividends and distributions [ 121,311 and 584,240 shares, respectively ]	1,030,172	4,849,394
Capital shares repurchased [ (2,176,695) and (2,008,982) shares , respectively]	(17,931,131)	(17,770,394)

Total Class K transactions	(16,797,632)	4,136,832

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(16,631,145)	4,296,296

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,967,709)	(54,163,542)
NET ASSETS:
Beginning of year	152,031,392	206,194,934

End of year	$145,063,683	$152,031,392

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT MICRO CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.09	$11.27	$13.80	$10.49	$8.97

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)†	— #	(0.07)	(0.01)	0.01
Net realized and unrealized gain (loss)	0.63	(2.93)	1.51	5.14	2.59

Total from investment operations	0.62	(2.93)	1.44	5.13	2.60

Less distributions:
Dividends from net investment income	(0.05)	(0.01)	—	— #	— #
Distributions from net realized gains	—	(0.24)	(3.97)	(1.82)	(1.08)

Total dividends and distributions	(0.05)	(0.25)	(3.97)	(1.82)	(1.08)

Net asset value, end of year	$8.66	$8.09	$11.27	$13.80	$10.49

Total return	7.62%	(26.00)%	10.96%	50.22%	29.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,945	$8,138	$11,220	$3,348	$1,414
Ratio of expenses to average net assets:
After waivers (f)	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers (f)	1.36%	1.34%	1.30%	1.37%	1.36%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.17)%	(0.02)%	(0.45)%	(0.06)%	0.05%
Before waivers (f)	(0.38)%	(0.21)%	(0.59)%	(0.28)%	(0.16)%
Portfolio turnover rate^	88%	78%	62%	94%	69%

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.16	$11.35	$13.85	$10.52	$8.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	0.02	(0.04)	0.02	0.03
Net realized and unrealized gain (loss)	0.63	(2.93)	1.51	5.16	2.61

Total from investment operations	0.64	(2.91)	1.47	5.18	2.64

Less distributions:
Dividends from net investment income	(0.07)	(0.04)	— #	(0.03)	(0.03)
Distributions from net realized gains	—	(0.24)	(3.97)	(1.82)	(1.08)

Total dividends and distributions	(0.07)	(0.28)	(3.97)	(1.85)	(1.11)

Net asset value, end of year	$8.73	$8.16	$11.35	$13.85	$10.52

Total return	7.82%	(25.71)%	11.13%	50.54%	29.67%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$136,119	$143,894	$194,975	$196,267	$155,846
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%	0.90%	0.90%	0.90%
Before waivers (f)	1.11%	1.09%	1.05%	1.12%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.07%	0.23%	(0.23)%	0.19%	0.24%
Before waivers (f)	(0.13)%	0.04%	(0.38)%	(0.03)%	0.04%
Portfolio turnover rate^	88%	78%	62%	94%	69%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	1.17%	10.31%	2.80%
Portfolio – Class K Shares	1.32	10.57	3.05
MSCI World Commodity Producers (Net) Index	1.61	10.89	3.26

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 1.17% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the MSCI World Commodity Producers (Net) Index, which returned 1.61% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sub-industries that contributed the most to performance were steel, diversified metals & mining, oil & gas exploration & production, coal & consumable fuels and gold.

•	The stocks that contributed the most to performance were Shell plc, BHP Group Ltd., TotalEnergies SE, Canadian Natural Resources Ltd. and Fortescue Ltd.

What hurt performance during the year:

•	The sub-industries that detracted most from performance were fertilizers & agricultural, chemicals, agricultural products & services, aluminum, silver and copper.

•	The stocks that detracted from performance were Chevron Corp., Exxon Mobil Corp., Anglo American plc, Archer-Daniels-Midland Co. and First Quantum Minerals Ltd.

Sector Weightings as of December 31, 2023	% of Net Assets
Energy	63.2%
Materials	33.7
Consumer Staples	2.1
Investment Companies	0.3
Cash and Other	0.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual

1290 VT NATURAL RESOURCES PORTFOLIO (Unaudited)

expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,051.60	$4.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58
Class K
Actual	1,000.00	1,052.10	3.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Materials (33.7%)
Aluminum (0.3%)
Norsk Hydro ASA	14,551	$97,962

Copper (2.5%)
Antofagasta plc	4,325	92,588
First Quantum Minerals Ltd.	6,463	52,921
Freeport-McMoRan, Inc.	15,724	669,371
Lundin Mining Corp.	7,210	58,984

		873,864

Diversified Metals & Mining (14.5%)
Anglo American plc	13,937	350,073
BHP Group Ltd. (ASE Stock Exchange)	36,559	1,255,871
BHP Group Ltd. (London Stock Exchange)	19,035	652,552
Boliden AB	3,000	93,545
Glencore plc	114,807	690,865
IGO Ltd.	7,475	46,099
Ivanhoe Mines Ltd., Class A*	6,683	64,810
Mineral Resources Ltd.	1,927	91,921
Pilbara Minerals Ltd. (x)	31,356	84,402
Rio Tinto Ltd.	4,071	376,346
Rio Tinto plc	12,350	919,644
South32 Ltd.	49,742	112,876
Sumitomo Metal Mining Co. Ltd.	2,758	83,053
Teck Resources Ltd., Class B	5,054	213,633

		5,035,690

Fertilizers & Agricultural Chemicals (3.5%)
CF Industries Holdings, Inc.	2,116	168,222
Corteva, Inc.	7,785	373,057
FMC Corp.	1,368	86,252
ICL Group Ltd.	8,485	42,911
Mosaic Co. (The)	3,644	130,200
Nutrien Ltd.	5,424	305,575
OCI NV	1,157	33,515
Yara International ASA	1,816	64,562

		1,204,294

Forest Products (0.4%)
Svenska Cellulosa AB SCA, Class B	6,645	99,550
West Fraser Timber Co. Ltd.	624	53,384

		152,934

Gold (5.4%)
Agnico Eagle Mines Ltd.	5,428	297,607
Barrick Gold Corp.	19,254	347,867
Endeavour Mining plc	2,025	45,351
Franco-Nevada Corp.	2,106	233,272
Kinross Gold Corp.	13,463	81,486
Newmont Corp.	12,641	523,211
Northern Star Resources Ltd.	12,604	117,240
Wheaton Precious Metals Corp.	4,968	245,091

		1,891,125

Paper Products (1.4%)
Holmen AB, Class B	836	35,285
Mondi plc	5,325	104,358
Oji Holdings Corp.	9,501	36,589
Stora Enso OYJ, Class R	6,380	88,216
UPM-Kymmene OYJ	5,854	220,114

		484,562

Silver (0.2%)
Pan American Silver Corp.	3,997	65,247

Steel (5.5%)
ArcelorMittal SA	5,612	159,066
BlueScope Steel Ltd.	4,955	79,012
Cleveland-Cliffs, Inc.*	5,579	113,923
Fortescue Ltd.	18,574	367,313
JFE Holdings, Inc.	6,318	98,019
Nippon Steel Corp.	9,344	214,050
Nucor Corp.	2,728	474,781
Reliance Steel & Aluminum Co.	642	179,555
Steel Dynamics, Inc.	1,726	203,841
voestalpine AG	1,273	40,136

		1,929,696

Total Materials		11,735,374

Food, Beverage & Tobacco (2.1%)
Agricultural Products & Services (2.1%)
Archer-Daniels-Midland Co.	5,880	424,654
Bunge Global SA	1,652	166,769
Darling Ingredients, Inc.*	1,749	87,170
Wilmar International Ltd.	21,076	57,012

		735,605

Total Food, Beverage & Tobacco		735,605

Energy (63.2%)
Coal & Consumable Fuels (0.6%)
Cameco Corp.	4,752	204,884

Integrated Oil & Gas (42.9%)
BP plc	187,185	1,112,212
Cenovus Energy, Inc.	15,601	259,968
Chevron Corp.	19,899	2,968,135
Eni SpA	25,919	439,157
Equinor ASA	9,881	313,307
Exxon Mobil Corp.	43,940	4,393,121
Galp Energia SGPS SA	4,982	73,368
Imperial Oil Ltd. (x)	2,178	124,067
Occidental Petroleum Corp.	7,277	434,510
OMV AG	1,615	70,905
Repsol SA	14,010	208,022
Shell plc	72,578	2,378,935
Suncor Energy, Inc.	14,263	456,937
TotalEnergies SE	25,135	1,709,263

		14,941,907

Oil & Gas Exploration & Production (19.7%)
Aker BP ASA	3,466	100,808
APA Corp.	3,370	120,916
ARC Resources Ltd.	6,646	98,658
Canadian Natural Resources Ltd.	11,961	783,619
Chesapeake Energy Corp. (x)	1,234	94,944
ConocoPhillips	13,134	1,524,463
Coterra Energy, Inc.	8,281	211,331
Devon Energy Corp.	7,027	318,323
Diamondback Energy, Inc.	1,863	288,914
EOG Resources, Inc.	6,386	772,387
EQT Corp.	4,285	165,658
Hess Corp.	3,031	436,949
Inpex Corp.	10,631	143,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Marathon Oil Corp.	6,643	$160,495
MEG Energy Corp.*	3,130	55,913
Ovintiv, Inc.	2,843	124,865
Pioneer Natural Resources Co.	2,559	575,468
Santos Ltd.	35,620	184,477
Texas Pacific Land Corp.	67	105,354
Tourmaline Oil Corp.	3,540	159,200
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,387	368,012
Woodside Energy Group Ltd. (London Stock Exchange)	3,439	72,896

		6,867,244

Total Energy		22,014,035

Total Common Stocks (99.0%) (Cost $28,404,843)		34,485,014

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	20,496	20,496
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	2,283	2,283
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	100,496	100,496

Total Investment Companies		123,275

Total Short-Term Investments (0.3%) (Cost $123,275)		123,275

Total Investments in Securities (99.3%) (Cost $28,528,118)		34,608,289
Other Assets Less Liabilities (0.7%)		236,399

Net Assets (100%)		$34,844,688

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $273,545. This was collateralized by $161,925 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $123,275 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Country Diversification As a Percentage of Total Net Assets
Australia	15.6%
Austria	0.6
Brazil	0.9
Burkina Faso	0.1
Canada	10.9
Chile	0.4
China	0.2
Finland	0.9
France	4.9
Israel	0.1
Italy	1.3
Japan	1.6
Luxembourg	0.5
Netherlands	6.9
Norway	1.5
Portugal	0.2
South Africa	1.0
Spain	0.6
Sweden	0.7
United Kingdom	3.2
United States	47.1
Zambia	0.1
Cash and Other	0.7

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$678,593	$57,012	$—	$735,605
Energy	14,839,079	7,174,956	—	22,014,035
Materials	4,942,290	6,793,084	—	11,735,374
Short-Term Investments
Investment Companies	123,275	—	—	123,275

Total Assets	$20,583,237	$14,025,052	$—	$34,608,289

Total Liabilities	$—	$—	$—	$—

Total	$20,583,237	$14,025,052	$—	$34,608,289

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,029,440
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,132,653

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,740,316
Aggregate gross unrealized depreciation	(1,160,337)

Net unrealized appreciation	$5,579,979

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,028,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $28,528,118)	$34,608,289
Cash	213,634
Foreign cash (Cost $34,864)	34,886
Receivable for Portfolio shares sold	94,839
Dividends, interest and other receivables	26,098
Receivable from investment manager	2,163
Securities lending income receivable	176
Other assets	71,420

Total assets	35,051,505

LIABILITIES
Payable for return of collateral on securities loaned	123,275
Payable for Portfolio shares repurchased	17,722
Distribution fees payable – Class IB	5,799
Trustees’ fees payable	14
Accrued expenses	60,007

Total liabilities	206,817

Commitments and contingent liabilities^
NET ASSETS	$34,844,688

Net assets were comprised of:
Paid in capital	$33,507,950
Total distributable earnings (loss)	1,336,738

Net assets	$34,844,688

Class IB
Net asset value, offering and redemption price per share, $27,641,675 / 2,833,308 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.76

Class K
Net asset value, offering and redemption price per share, $7,203,013 / 737,893 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.76

(x)	Includes value of securities on loan of $273,545.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $73,440 foreign withholding tax)	$1,506,634
Interest	8,030
Securities lending (net)	5,894

Total income	1,520,558

EXPENSES
Investment management fees	191,478
Distribution fees – Class IB	76,167
Custodian fees	67,400
Professional fees	55,634
Administrative fees	35,859
Licensing fees	21,141
Printing and mailing expenses	14,667
Trustees’ fees	1,414
Miscellaneous	8,750

Gross expenses	472,510
Less: Waiver from investment manager	(147,444)

Net expenses	325,066

NET INVESTMENT INCOME (LOSS)	1,195,492

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(149,534)
Foreign currency transactions	3,136

Net realized gain (loss)	(146,398)

Change in unrealized appreciation (depreciation) on:
Investments in securities	(801,373)
Foreign currency translations	511

Net change in unrealized appreciation (depreciation)	(800,862)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(947,260)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$248,232

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,195,492	$1,229,868
Net realized gain (loss)	(146,398)	(62,045)
Net change in unrealized appreciation (depreciation)	(800,862)	6,311,141

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	248,232	7,478,964

Distributions to shareholders:
Class IB	(963,271)	(1,106,317)
Class K	(269,980)	(297,149)

Total distributions to shareholders	(1,233,251)	(1,403,466)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 839,110 and 2,370,737 shares, respectively ]	8,293,189	23,263,196
Capital shares issued in reinvestment of dividends [ 99,925 and 110,774 shares, respectively ]	963,271	1,106,317
Capital shares repurchased [ (1,435,907) and (945,908) shares , respectively]	(14,129,044)	(8,926,916)

Total Class IB transactions	(4,872,584)	15,442,597

Class K
Capital shares sold [ 10,359 and 18,727 shares, respectively ]	102,895	187,795
Capital shares issued in reinvestment of dividends [ 27,994 and 29,741 shares, respectively ]	269,980	297,149
Capital shares repurchased [ (151,002) and (287,385) shares , respectively]	(1,503,006)	(2,687,003)

Total Class K transactions	(1,130,131)	(2,202,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,002,715)	13,240,538

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,987,734)	19,316,036
NET ASSETS:
Beginning of year	41,832,422	22,516,386

End of year	$34,844,688	$41,832,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT NATURAL RESOURCES PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020	2019
Net asset value, beginning of year	$10.00		$7.81		$6.22		$7.67	$7.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30		0.36		0.29	(2)	0.21	0.39	(1)
Net realized and unrealized gain (loss)	(0.19)		2.17		1.57		(1.41)	0.41

Total from investment operations	0.11		2.53		1.86		(1.20)	0.80

Less distributions:
Dividends from net investment income	(0.35)		(0.34)		(0.27)		(0.25)	(0.38)

Net asset value, end of year	$9.76		$10.00		$7.81		$6.22	$7.67

Total return	1.17%		32.35%		30.04%		(15.65)%	11.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,642		$33,318		$14,009		$6,214	$7,075
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90	%(j)	0.90	%(j)	0.92	%(g)	0.90%	0.90%
Before waivers and reimbursements (f)	1.28%		1.33%		1.56	%(g)	2.02%	1.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	3.08%		3.79%		3.89	%(bb)	3.66%	5.04	%(aa)
Before waivers and reimbursements (f)	2.69%		3.37%		3.25	%(bb)	2.54%	4.37	%(aa)
Portfolio turnover rate^	11%		15%		32%		15%	10%

	Year Ended December 31,
Class K	2023		2022		2021		2020	2019
Net asset value, beginning of year	$10.01		$7.81		$6.22		$7.67	$7.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.33		0.39		0.31	(2)	0.24	0.41	(1)
Net realized and unrealized gain (loss)	(0.20)		2.17		1.57		(1.43)	0.41

Total from investment operations	0.13		2.56		1.88		(1.19)	0.82

Less distributions:
Dividends from net investment income	(0.38)		(0.36)		(0.29)		(0.26)	(0.40)

Net asset value, end of year	$9.76		$10.01		$7.81		$6.22	$7.67

Total return	1.32%		32.79%		30.32%		(15.46)%	11.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,203		$8,514		$8,507		$7,283	$14,353
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65	%(j)	0.65	%(j)	0.66	%(g)	0.65%	0.65%
Before waivers and reimbursements (f)	1.04%		1.07%		1.31	%(g)	1.69%	1.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	3.29%		4.15%		4.12	%(bb)	4.09%	5.19	%(aa)
Before waivers and reimbursements (f)	2.91%		3.73%		3.48	%(bb)	3.05%	4.52	%(aa)
Portfolio turnover rate^	11%		15%		32%		15%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.28, $0.29 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27 and $0.29 for Class IB and Class K respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB and 0.65% for Class K.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 1.52% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.30% lower.

See Notes to Financial Statements.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	9.46%	2.74%	3.61%
Portfolio – Class K Shares	9.84	2.99	3.87
FTSE EPRA/NAREIT Developed Index	10.85	3.79	4.52

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 9.46% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the FTSE EPRA/NAREIT Developed Index, which returned 10.85% over the same period.

Portfolio Highlights

What helped performance during the year:

•

The sub-industries that contributed the most to performance were industrial real estate investment trusts (REITs), retail REITs, data center REITs, specialized REITs and real estate operating companies.

•	The stocks that contributed the most to performance were Prologis, Inc., Equinix, Inc., Welltower, Inc., Digital Realty Trust, Inc. and Simon Property Group, Inc.

What hurt performance during the year:

•	The sub-industries that detracted most from performance were real estate development, asset management & custody banks, real estate services, specialized finance and health care facilities.

•	The stocks that detracted the most from performance were Wharf Real Estate Investment Co. Ltd., Sun Hung Kai Properties Ltd., Medical Properties Trust, Inc., Link REIT and Healthpeak Properties, Inc.

Sector Weightings as of December 31, 2023	% of Net Assets
Real Estate	98.4%
Exchange Traded Funds	1.0
Investment Companies	0.5
Health Care	0.1
Closed End Funds	0.1
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

1290 VT REAL ESTATE PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,084.60	$4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58
Class K
Actual	1,000.00	1,086.50	3.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.90% and 0.65%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Equity Real Estate Investment Trusts (REITs) (84.8%)
Data Center REITs (7.1%)
Digital Core REIT Management Pte. Ltd. (REIT)	15,920	$10,269
Digital Realty Trust, Inc. (REIT)	6,635	892,938
Equinix, Inc. (REIT)	2,052	1,652,660
Keppel DC REIT (REIT)	28,098	41,516

		2,597,383

Diversified REITs (6.5%)
Abrdn Property Income Trust Ltd. (REIT)	8,381	5,662
Activia Properties, Inc. (REIT)	16	44,085
AEW UK REIT plc (REIT) (m)	3,480	4,480
Alexander & Baldwin, Inc. (REIT)	1,578	30,014
American Assets Trust, Inc. (REIT)	1,059	23,838
Argosy Property Ltd. (REIT)	18,455	13,066
Armada Hoffler Properties, Inc. (REIT)	1,465	18,122
British Land Co. plc (The) (REIT)	20,339	103,597
Broadstone Net Lease, Inc. (REIT)	4,086	70,361
Charter Hall Long Wale REIT (REIT) (x)	14,504	37,163
Covivio SA (REIT)	1,164	62,554
Cromwell European REIT (REIT) (m)	7,013	10,994
Custodian Property Income Reit plc (REIT)	8,948	9,991
Daiwa House REIT Investment Corp. (REIT)	47	83,900
Empire State Realty Trust, Inc. (REIT), Class A	2,873	27,839
Essential Properties Realty Trust, Inc. (REIT)	3,395	86,776
Global Net Lease, Inc. (REIT)	4,232	42,108
GPT Group (The) (REIT)	42,175	133,354
Growthpoint Properties Australia Ltd. (REIT)	5,967	9,474
H&R REIT (REIT)	5,644	42,169
Hankyu Hanshin REIT, Inc. (REIT)	15	14,787
Heiwa Real Estate REIT, Inc. (REIT)	22	21,002
Hulic Reit, Inc. (REIT)	28	29,628
Icade (REIT)	709	27,817
KDX Realty Investment Corp. (REIT)	87	99,217
Land Securities Group plc (REIT)	16,214	145,662
Lar Espana Real Estate SOCIMI SA (REIT)	1,301	8,833
LXI REIT plc (REIT) (m)	33,134	44,262
Merlin Properties SOCIMI SA (REIT)	7,345	81,572
Mirvac Group (REIT)	86,773	123,585
Mori Trust Reit, Inc. (REIT)	56	28,794
NIPPON REIT Investment Corp. (REIT) (x)	10	23,830
Nomura Real Estate Master Fund, Inc. (REIT)	99	115,851
NTT UD REIT Investment Corp. (REIT)	30	26,532
OUE Commercial REIT (REIT)	47,263	10,207
Schroder REIT Ltd. (REIT)	10,757	6,102
Sekisui House Reit, Inc. (REIT)	91	49,760
SK REITs Co. Ltd. (REIT)	4,013	12,401
Star Asia Investment Corp. (REIT)	49	20,017
Stockland (REIT)	52,507	159,225
Stride Property Group (REIT)	10,792	9,824
Sunlight REIT (REIT)	23,781	6,639
Suntec REIT (REIT)	46,478	43,317
Takara Leben Real Estate Investment Corp. (REIT)	15	10,723
Tokyu REIT, Inc. (REIT)	21	25,379
United Urban Investment Corp. (REIT)	65	66,429
WP Carey, Inc. (REIT)	4,651	301,431

		2,372,373

Health Care REITs (7.4%)
Aedifica SA (REIT)	1,032	72,515
Assura plc (REIT)	64,053	39,288
CareTrust REIT, Inc. (REIT)	2,173	48,632
Cofinimmo SA (REIT)	740	58,328
Community Healthcare Trust, Inc. (REIT)	579	15,425
Health Care & Medical Investment Corp. (REIT)	8	7,932
Healthcare Realty Trust, Inc. (REIT), Class A	8,334	143,595
HealthCo REIT (REIT)	9,849	9,866
Healthpeak Properties, Inc. (REIT)	12,020	237,996
Impact Healthcare REIT plc (REIT), Class B (m)	7,025	8,068
Life Science Reit plc (REIT) (x)	7,695	6,199
LTC Properties, Inc. (REIT)	888	28,523
Medical Properties Trust, Inc. (REIT) (x)	13,033	63,992
National Health Investors, Inc. (REIT)	904	50,488
NorthWest Healthcare Properties REIT (REIT)	4,674	18,201
Omega Healthcare Investors, Inc. (REIT)	5,370	164,644
Parkway Life REIT (REIT)	8,500	23,637
Physicians Realty Trust (REIT)	5,181	68,959
Primary Health Properties plc (REIT)	29,033	38,413
Sabra Health Care REIT, Inc. (REIT)	5,038	71,892
Target Healthcare REIT plc (REIT)	13,632	14,996
Universal Health Realty Income Trust (REIT)	272	11,764
Ventas, Inc. (REIT)	8,772	437,196
Vital Healthcare Property Trust (REIT)	10,909	15,240
Welltower, Inc. (REIT)	11,792	1,063,285

		2,719,074

Hotel & Resort REITs (2.9%)
Apple Hospitality REIT, Inc. (REIT)	4,691	77,918
CapitaLand Ascott Trust (REIT)	54,175	40,639
CDL Hospitality Trusts (REIT)	19,277	16,213
DiamondRock Hospitality Co. (REIT)	4,574	42,950
Far East Hospitality Trust (REIT)	21,469	10,818
Hoshino Resorts REIT, Inc. (REIT)	6	24,085
Host Hotels & Resorts, Inc. (REIT)	15,530	302,369
Hotel Property Investments Ltd. (REIT)	4,212	8,238
Invincible Investment Corp. (REIT)	148	64,028
Japan Hotel REIT Investment Corp. (REIT)	102	50,060
Park Hotels & Resorts, Inc. (REIT)	4,683	71,650
Pebblebrook Hotel Trust (REIT) (x)	2,590	41,388
RLJ Lodging Trust (REIT)	3,369	39,485
Ryman Hospitality Properties, Inc. (REIT)	1,265	139,226
Service Properties Trust (REIT)	3,591	30,667
Summit Hotel Properties, Inc. (REIT)	2,275	15,288
Sunstone Hotel Investors, Inc. (REIT)	4,532	48,628

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)	2,336	$31,816

		1,055,466

Industrial REITs (15.4%)
Advance Logistics Investment Corp. (REIT)	15	13,489
AIMS APAC REIT (REIT)	13,893	13,685
Americold Realty Trust, Inc. (REIT)	5,930	179,501
ARGAN SA (REIT)	207	19,470
CapitaLand Ascendas REIT (REIT)	78,387	179,968
Centuria Industrial REIT (REIT)	11,535	25,547
CRE Logistics REIT, Inc. (REIT) (x)	14	15,420
Dexus Industria REIT (REIT)	4,651	8,811
Dream Industrial REIT (REIT)	5,537	58,335
EastGroup Properties, Inc. (REIT)	1,008	185,008
ESR Kendall Square REIT Co. Ltd. (REIT)	2,610	7,397
ESR-LOGOS REIT (REIT)	135,247	32,793
First Industrial Realty Trust, Inc. (REIT)	2,893	152,374
Frasers Logistics & Commercial Trust (REIT) (m)	62,769	54,696
GLP J-REIT (REIT)	103	102,635
Goodman Property Trust (REIT)	24,220	34,908
Granite REIT (REIT)	1,309	75,356
Industrial & Infrastructure Fund Investment Corp. (REIT) (x)	43	42,573
Innovative Industrial Properties, Inc. (REIT)	601	60,593
Intervest Offices & Warehouses NV (REIT)	603	13,780
Japan Logistics Fund, Inc. (REIT)	20	40,567
LaSalle Logiport REIT (REIT)	41	44,199
LondonMetric Property plc (REIT)	23,239	56,725
LXP Industrial Trust (REIT)	6,305	62,546
Mapletree Industrial Trust (REIT)	43,399	82,540
Mapletree Logistics Trust (REIT)	72,766	95,937
Mitsubishi Estate Logistics REIT Investment Corp. (REIT)	11	29,216
Mitsui Fudosan Logistics Park, Inc. (REIT)	13	42,181
Montea NV (REIT)	353	33,592
Nippon Prologis REIT, Inc. (REIT)	54	103,940
Prologis, Inc. (REIT)	20,298	2,705,723
Rexford Industrial Realty, Inc. (REIT)	4,614	258,845
Segro plc (REIT)	26,897	303,896
SOSiLA Logistics REIT, Inc. (REIT)	16	13,628
STAG Industrial, Inc. (REIT)	3,983	156,373
Terreno Realty Corp. (REIT)	1,800	112,806
Tritax Big Box REIT plc (REIT)	41,858	90,115
Urban Logistics REIT plc (REIT)	10,130	16,450
Warehouse Reit plc (REIT) (m)	8,721	10,227
Warehouses De Pauw CVA (REIT)	3,688	116,034

		5,651,879

Multi-Family Residential REITs (8.8%)
Advance Residence Investment Corp. (REIT)	30	67,234
Apartment Income REIT Corp. (REIT), Class A	3,264	113,359
Apartment Investment and Management Co. (REIT), Class A*	3,178	24,884
AvalonBay Communities, Inc. (REIT)	3,110	582,254
Boardwalk REIT (REIT)	812	43,718
Camden Property Trust (REIT)	2,271	225,488
Canadian Apartment Properties REIT (REIT)	3,665	134,977
Centerspace (REIT)	321	18,682
Comforia Residential REIT, Inc. (REIT)	16	35,972
Daiwa Securities Living Investments Corp. (REIT)	43	31,808
Elme Communities (REIT)	1,905	27,813
Empiric Student Property plc (REIT)	12,904	15,593
Equity Residential (REIT)	8,197	501,328
Essex Property Trust, Inc. (REIT)	1,399	346,868
Home Invest Belgium SA (REIT)	205	3,508
Home Reit plc (REIT) (r)*	17,110	7,469
Independence Realty Trust, Inc. (REIT)	4,911	75,138
Ingenia Communities Group (REIT)	8,104	24,575
InterRent REIT (REIT)	2,950	29,454
Irish Residential Properties REIT plc (REIT)	9,767	11,947
Killam Apartment REIT (REIT)	2,524	34,211
Mid-America Apartment Communities, Inc. (REIT)	2,544	342,066
NexPoint Residential Trust, Inc. (REIT)	484	16,664
Nippon Accommodations Fund, Inc. (REIT)	11	47,120
Residential Secure Income plc (REIT) (m)	4,066	3,058
Samty Residential Investment Corp. (REIT)	10	7,780
Starts Proceed Investment Corp. (REIT)	6	8,562
Triple Point Social Housing REIT plc (REIT) (m)	7,830	6,308
UDR, Inc. (REIT)	7,204	275,841
UNITE Group plc (The) (REIT)	7,617	101,362
Veris Residential, Inc. (REIT)	1,723	27,103
Xior Student Housing NV (REIT) (m)	667	21,869

		3,214,013

Office REITs (7.0%)
Abacus Group (REIT)	11,092	8,692
Alexandria Real Estate Equities, Inc. (REIT)	3,767	477,543
Allied Properties REIT (REIT)	2,773	42,232
Boston Properties, Inc. (REIT)	3,443	241,595
Brandywine Realty Trust (REIT)	3,707	20,018
Centuria Office REIT (REIT)	10,165	9,282
Champion REIT (REIT)	40,814	12,806
CLS Holdings plc (REIT)	3,655	4,752
COPT Defense Properties (REIT)	2,449	62,768
Cousins Properties, Inc. (REIT)	3,320	80,842
Cromwell Property Group (REIT)	31,200	8,930
Daiwa Office Investment Corp. (REIT)	6	28,298
Derwent London plc (REIT)	2,441	73,430
Dexus (REIT)	23,677	123,914
Douglas Emmett, Inc. (REIT)	3,506	50,837
Easterly Government Properties, Inc. (REIT), Class A	2,079	27,942
Gecina SA (REIT)	1,132	137,589
Global One Real Estate Investment Corp. (REIT)	23	17,862
Great Portland Estates plc (REIT)	4,725	25,295

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Helical plc (REIT)	2,248	$6,347
Highwoods Properties, Inc. (REIT)	2,277	52,280
Hudson Pacific Properties, Inc. (REIT)	3,005	27,977
Ichigo Office REIT Investment Corp. (REIT)	26	15,213
Inmobiliaria Colonial SOCIMI SA (REIT)	6,982	50,486
Japan Excellent, Inc. (REIT)	27	24,013
Japan Prime Realty Investment Corp. (REIT) (x)	21	52,128
Japan Real Estate Investment Corp. (REIT)	30	124,255
JBG SMITH Properties (REIT)	2,203	37,473
JR Global REIT (REIT)	2,510	7,952
Keppel Pacific Oak US REIT (REIT) (m)	18,622	6,983
Keppel REIT (REIT)	53,938	38,009
Kilroy Realty Corp. (REIT)	2,554	101,751
Mirai Corp. (REIT)	36	11,094
Mori Hills REIT Investment Corp. (REIT)	35	34,801
NET Lease Office Properties (REIT)	302	5,581
Nippon Building Fund, Inc. (REIT)	34	147,333
NSI NV (REIT)	389	8,056
One REIT, Inc. (REIT)	6	11,285
Orix JREIT, Inc. (REIT)	58	68,489
Paramount Group, Inc. (REIT)	4,022	20,794
Piedmont Office Realty Trust, Inc. (REIT), Class A	2,685	19,090
Precinct Properties Group (REIT)	29,251	23,391
Prosperity REIT (REIT)	25,999	4,628
Regional REIT Ltd. (REIT) (m)	9,664	4,336
Sankei Real Estate, Inc. (REIT)	10	6,525
SL Green Realty Corp. (REIT) (x)	1,409	63,644
Vornado Realty Trust (REIT)	3,881	109,638
Workspace Group plc (REIT)	3,145	22,770

		2,560,949

Other Specialized REITs (3.2%)
Arena REIT (REIT)	7,163	18,109
Charter Hall Social Infrastructure REIT (REIT)	7,341	14,957
EPR Properties (REIT)	1,628	78,877
Four Corners Property Trust, Inc. (REIT)	1,968	49,790
Gaming and Leisure Properties, Inc. (REIT)	5,615	277,100
Safehold, Inc. (REIT) (x)	1,059	24,781
VICI Properties, Inc. (REIT), Class A	22,719	724,282

		1,187,896

Retail REITs (16.6%)
Acadia Realty Trust (REIT)	2,026	34,422
AEON REIT Investment Corp. (REIT)	39	39,111
Agree Realty Corp. (REIT)	2,168	136,476
Ascencio (REIT)	104	5,706
Brixmor Property Group, Inc. (REIT)	6,567	152,814
BWP Trust (REIT)	10,699	25,737
CapitaLand Integrated Commercial Trust (REIT)	111,695	174,345
Carmila SA (REIT)*	1,254	21,568
Charter Hall Retail REIT (REIT)	10,788	26,539
Choice Properties REIT (REIT)	5,628	59,251
Crombie REIT (REIT)	2,284	23,787
Eurocommercial Properties NV (REIT)	921	22,572
Federal Realty Investment Trust (REIT)	1,775	182,914
First Capital REIT (REIT)	4,644	53,763
Fortune REIT (REIT)	30,391	19,304
Frasers Centrepoint Trust (REIT)	23,798	40,753
Frontier Real Estate Investment Corp. (REIT)	11	33,780
Fukuoka REIT Corp. (REIT)	16	19,438
Getty Realty Corp. (REIT)	1,032	30,155
Hamborner REIT AG (REIT)	1,566	11,773
Hammerson plc (REIT)	85,380	30,908
HomeCo Daily Needs REIT (REIT) (m)(x)	38,151	31,718
Immobiliare Grande Distribuzione SIIQ SpA (REIT)	1,433	3,646
InvenTrust Properties Corp. (REIT)	1,479	37,478
Japan Metropolitan Fund Invest (REIT)	151	109,127
Kimco Realty Corp. (REIT)	13,290	283,210
Kite Realty Group Trust (REIT)	4,737	108,288
Kiwi Property Group Ltd. (REIT)	35,032	19,377
Klepierre SA (REIT)	4,518	123,095
Lendlease Global Commercial REIT (REIT)	40,987	20,032
Link REIT (REIT)	56,137	315,247
LOTTE Reit Co. Ltd. (REIT)	2,640	6,467
Macerich Co. (The) (REIT)	4,702	72,552
Mapletree Pan Asia Commercial Trust (REIT)	50,386	59,940
Mercialys SA (REIT)	1,939	21,288
NETSTREIT Corp. (REIT)	1,497	26,721
NewRiver REIT plc (REIT)	6,736	7,066
NNN REIT, Inc. (REIT)	3,975	171,322
PARAGON REIT (REIT)	23,860	16,000
Phillips Edison & Co., Inc. (REIT) (x)	2,563	93,498
Primaris REIT (REIT)	2,104	21,912
Realty Income Corp. (REIT)	15,919	914,069
Regency Centers Corp. (REIT)	3,969	265,923
Region RE Ltd. (REIT)	25,537	39,329
Retail Estates NV (REIT)	262	18,685
Retail Opportunity Investments Corp. (REIT)	2,676	37,544
RioCan REIT (REIT)	6,569	92,310
RPT Realty (REIT)	1,852	23,761
Scentre Group (REIT)	114,159	232,603
Shaftesbury Capital plc (REIT)	29,956	52,731
Simon Property Group, Inc. (REIT)	7,126	1,016,453
SITE Centers Corp. (REIT)	4,144	56,483
SmartCentres REIT (REIT)	2,842	53,385
Spirit Realty Capital, Inc. (REIT)	3,090	135,002
Starhill Global REIT (REIT)	31,559	12,554
Supermarket Income Reit plc (REIT)	27,343	30,287
Tanger, Inc. (REIT)	2,218	61,483
Unibail-Rodamco-Westfield (REIT)*	2,254	166,517
Urban Edge Properties (REIT)	2,496	45,677
Vastned Retail NV (REIT)	369	8,188
Vicinity Ltd. (REIT)	82,936	115,294
Waypoint REIT Ltd. (REIT)	14,784	24,582
Wereldhave NV (REIT)	876	13,984

		6,109,944

Self-Storage REITs (6.2%)
Abacus Storage King (REIT)	11,698	9,008
Big Yellow Group plc (REIT)	4,103	63,909
CubeSmart (REIT)	4,907	227,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Extra Space Storage, Inc. (REIT)	4,598	$737,197
National Storage Affiliates Trust (REIT)	1,762	73,070
National Storage REIT (REIT)	27,343	42,856
Public Storage (REIT)	3,449	1,051,945
Safestore Holdings plc (REIT)	4,656	52,463
Shurgard Self Storage Ltd. (REIT)	547	27,089

		2,284,977

Single-Family Residential REITs (3.7%)
American Homes 4 Rent (REIT), Class A	7,312	262,939
Equity LifeStyle Properties, Inc. (REIT)	3,902	275,247
Invitation Homes, Inc. (REIT)	13,426	457,961
PRS REIT plc (The) (REIT)	11,348	12,469
Sun Communities, Inc. (REIT)	2,693	359,919

		1,368,535

Total Equity Real Estate Investment Trusts (REITs)		31,122,489

Health Care Equipment & Services (0.1%)
Health Care Facilities (0.1%)
Chartwell Retirement Residences	5,244	46,383

Total Health Care Equipment & Services		46,383

Real Estate Management & Development (13.5%)
Diversified Real Estate Activities (4.8%)
Allreal Holding AG (Registered)	322	57,581
BRANICKS Group AG	1,152	4,292
City Developments Ltd.	10,292	51,860
Heiwa Real Estate Co. Ltd.	695	18,583
Mitsubishi Estate Co. Ltd.	23,827	328,339
Mitsui Fudosan Co. Ltd.	19,635	481,545
New World Development Co. Ltd.	30,996	48,111
Nomura Real Estate Holdings, Inc.	2,368	62,290
Peach Property Group AG*	314	4,286
Sumitomo Realty & Development Co. Ltd.	8,681	258,214
Sun Hung Kai Properties Ltd.	31,259	338,070
Tokyo Tatemono Co. Ltd.	4,352	65,187
UOL Group Ltd.	10,839	51,577

		1,769,935

Real Estate Development (0.9%)
CK Asset Holdings Ltd.	42,294	212,323
Lifestyle Communities Ltd.	2,058	25,594
Sino Land Co. Ltd.	74,333	80,821

		318,738

Real Estate Operating Companies (7.8%)
Abrdn European Logistics Income plc (REIT) (m)	8,607	6,758
Aeon Mall Co. Ltd.	2,028	25,487
Amot Investments Ltd.	4,728	25,439
Aroundtown SA*	15,020	41,039
Atrium Ljungberg AB, Class B	976	22,373
Azrieli Group Ltd.	799	51,684
CA Immobilien Anlagen AG	739	26,473
CapitaLand Investment Ltd.	55,810	133,631
Castellum AB*	9,387	133,368
Catena AB	727	33,978
Cibus Nordic Real Estate AB publ	1,237	16,422
Citycon OYJ*	1,592	9,139
Corem Property Group AB, Class B (x)	14,691	15,469
Deutsche EuroShop AG	254	6,323
Deutsche Wohnen SE	1,079	28,516
Dios Fastigheter AB	1,937	16,631
Entra ASA (m)	1,566	17,787
Fabege AB (x)	5,515	59,163
Fastighets AB Balder, Class B*	13,723	97,310
Grainger plc	16,014	53,970
Grand City Properties SA*	2,177	24,466
Hiag Immobilien Holding AG	90	8,539
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	250	830
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	23,932	83,283
Hufvudstaden AB, Class A	2,352	33,137
Hulic Co. Ltd.	9,091	95,198
Hysan Development Co. Ltd.	13,280	26,361
Intershop Holding AG	24	17,549
Kennedy-Wilson Holdings, Inc.	2,601	32,200
Kojamo OYJ	3,613	47,464
LEG Immobilien SE*	1,630	142,731
Melisron Ltd.	546	42,226
Mobimo Holding AG (Registered)	157	48,721
NP3 Fastigheter AB	636	14,692
Nyfosa AB	3,987	37,889
Pandox AB, Class B	1,941	28,944
Phoenix Spree Deutschland Ltd.*	2,012	4,373
Platzer Fastigheter Holding AB, Class B	1,182	9,868
PSP Swiss Property AG (Registered)	988	138,147
Sagax AB, Class B	3,922	107,868
Samhallsbyggnadsbolaget i Norden AB	24,296	12,199
Sirius Real Estate Ltd. (REIT)	25,366	30,490
StorageVault Canada, Inc.	5,230	20,643
Swire Properties Ltd.	23,182	46,907
Swiss Prime Site AG (Registered)	1,666	177,980
TAG Immobilien AG*	3,326	48,449
Tricon Residential, Inc.	5,325	48,466
VGP NV	213	24,690
Vonovia SE	15,314	482,494
Wallenstam AB, Class B	7,336	39,786
Wharf Real Estate Investment Co. Ltd.	34,064	115,168
Wihlborgs Fastigheter AB	5,833	54,507

		2,867,225

Total Real Estate Management & Development		4,955,898

Real Estate (0.1%)
Real Estate Operating Companies (0.1%)
Tritax EuroBox plc (m)	17,750	13,530

Total Real Estate		13,530

Total Common Stocks (98.5%) (Cost $35,627,304)		36,138,300

CLOSED END FUNDS:
Balanced Commercial Property Trust Ltd. (REIT)	11,882	10,980
Picton Property Income Ltd. (REIT)	12,032	10,613
UK Commercial Property REIT Ltd. (REIT)	16,187	12,792

Total Closed End Funds (0.1%) (Cost $46,751)		34,385

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Investment Funds (1.0%)
iShares U.S. Real Estate ETF (x)	2,320	$212,071
Vanguard Global ex-U.S. Real Estate ETF (x)	3,393	144,508

Total Exchange Traded Funds (1.0%) (Cost $354,052)		356,579

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	95,509	95,509
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	99,646	99,646

Total Investment Companies		195,155

Total Short-Term Investments (0.5%) (Cost $195,155)		195,155

Total Investments in Securities (100.1%) (Cost $36,223,262)		36,724,419
Other Assets Less Liabilities (-0.1%)		(37,404)

Net Assets (100%)		$36,687,015

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $245,074 or 0.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $528,294. This was collateralized by $359,785 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/25/24 – 11/15/52 and by cash of $195,155 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	3.5%
Austria	0.1
Belgium	1.1
Canada	2.5
Finland	0.2
France	1.6
Germany	2.2
Guernsey	0.0	#
Hong Kong	3.6
Ireland	0.0	#
Israel	0.3
Italy	0.0	#
Japan	9.6
Netherlands	0.1
New Zealand	0.3
Norway	0.1
Singapore	3.4
South Korea	0.1
Spain	0.4
Sweden	2.0
Switzerland	1.2
United Kingdom	4.2
United States	63.6
Cash and Other	(0.1)

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)	Total
Assets:
Closed End Funds	$—	$34,385	$—	$34,385
Common Stocks
Health Care	46,383	—	—	46,383
Real Estate	23,616,886	12,467,562	7,469	36,091,917
Exchange Traded Funds	356,579	—	—	356,579
Short-Term Investments
Investment Companies	195,155	—	—	195,155

Total Assets	$24,215,003	$12,501,947	$7,469	$36,724,419

Total Liabilities	$—	$—	$—	$—

Total	$24,215,003	$12,501,947	$7,469	$36,724,419

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $7,469 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$110	$110

Total	$110	$110

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$8,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,645,400
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,715,124

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,073,664
Aggregate gross unrealized depreciation	(6,195,404)

Net unrealized appreciation	$(121,740)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$36,846,159

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $36,223,262)	$36,724,419
Cash	84,020
Foreign cash (Cost $40,650)	41,174
Dividends, interest and other receivables	196,367
Receivable for Portfolio shares sold	14,638
Securities lending income receivable	248
Other assets	146

Total assets	37,061,012

LIABILITIES
Payable for return of collateral on securities loaned	195,155
Payable for securities purchased	64,065
Investment management fees payable	11,546
Payable for Portfolio shares repurchased	11,052
Distribution fees payable – Class IB	4,005
Administrative fees payable	2,833
Trustees’ fees payable	4
Accrued expenses	85,337

Total liabilities	373,997

Commitments and contingent liabilities^
NET ASSETS	$36,687,015

Net assets were comprised of:
Paid in capital	$36,816,723
Total distributable earnings (loss)	(129,708)

Net assets	$36,687,015

Class IB
Net asset value, offering and redemption price per share, $19,568,118 / 3,391,249 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.77

Class K
Net asset value, offering and redemption price per share, $17,118,897 / 2,947,360 shares outstanding (unlimited amount authorized: $0.01 par value)	$5.81

(x)	Includes value of securities on loan of $528,294.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $62,638 foreign withholding tax)	$1,344,752
Interest	2,851
Securities lending (net)	5,498

Total income	1,353,101

EXPENSES
Investment management fees	170,799
Custodian fees	61,799
Professional fees	56,390
Distribution fees – Class IB	44,424
Administrative fees	31,983
Printing and mailing expenses	14,321
Trustees’ fees	1,231
Miscellaneous	12,949

Gross expenses	393,896
Less: Waiver from investment manager	(127,389)

Net expenses	266,507

NET INVESTMENT INCOME (LOSS)	1,086,594

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(87,688)
Forward foreign currency contracts	110
Foreign currency transactions	(537)

Net realized gain (loss)	(88,115)

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,209,266
Foreign currency translations	589

Net change in unrealized appreciation (depreciation)	2,209,855

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,121,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,208,334

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,086,594	$881,393
Net realized and unrealized gain (loss)	(88,115)	(92,409)
Net change in unrealized appreciation (depreciation)	2,209,855	(11,212,415)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,208,334	(10,423,431)

Distributions to shareholders:
Class IB	(520,082)	(34,090)
Class K	(497,468)	(81,189)

Total distributions to shareholders	(1,017,550)	(115,279)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 837,808 and 1,022,276 shares, respectively ]	4,574,389	6,459,948
Capital shares issued in reinvestment of dividends [ 92,782 and 6,050 shares, respectively ]	520,082	34,090
Capital shares repurchased [ (666,956) and (626,479) shares , respectively]	(3,656,470)	(3,943,332)

Total Class IB transactions	1,438,001	2,550,706

Class K
Capital shares sold [ 149,063 and 519,039 shares, respectively ]	831,512	2,922,541
Capital shares issued in reinvestment of dividends [ 87,988 and 14,321 shares, respectively ]	497,468	81,189
Capital shares repurchased [ (372,646) and (410,658) shares , respectively]	(2,031,763)	(2,583,257)

Total Class K transactions	(702,783)	420,473

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	735,218	2,971,179

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,926,002	(7,567,531)
NET ASSETS:
Beginning of year	33,761,013	41,328,544

End of year	$36,687,015	$33,761,013

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021		2020		2019
Net asset value, beginning of year	$5.42	$7.24	$10.40		$11.58		$10.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.15	0.22	(cc)	0.22	(aa)	0.23
Net realized and unrealized gain (loss)	0.34	(1.96)	2.28		(1.26)		1.94

Total from investment operations	0.51	(1.81)	2.50		(1.04)		2.17

Less distributions:
Dividends from net investment income	(0.16)	(0.01)	(0.41)		(0.14)		(0.53)
Distributions from net realized gains	—	— #	(2.42)		—		(0.07)
Return of capital	—	—	(2.83)		—		(0.02)

Total dividends and distributions	(0.16)	(0.01)	(5.66)		(0.14)		(0.62)

Net asset value, end of year	$5.77	$5.42	$7.24		$10.40		$11.58

Total return	9.46%	(24.99)%	25.80%		(8.98)%		21.75%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$19,568	$16,950	$19,746		$14,355		$15,893
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.90%	0.90%	0.90	%(g)	0.90%		0.90%
Before waivers and reimbursements (f)	1.27%	1.57%	1.23	%(g)	1.52%		1.48%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	3.07%	2.40%	1.96	%(dd)	2.31	%(bb)	1.96%
Before waivers and reimbursements (f)	2.70%	1.73%	1.62	%(dd)	1.69	%(bb)	1.38%
Portfolio turnover rate^	14%	25%	25%		29%		27%

	Year Ended December 31,
Class K	2023	2022	2021		2020		2019
Net asset value, beginning of year	$5.45	$7.29	$10.43		$11.62		$10.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.16	0.25	(cc)	0.26	(aa)	0.25
Net realized and unrealized gain (loss)	0.35	(1.97)	2.29		(1.29)		1.95

Total from investment operations	0.53	(1.81)	2.54		(1.03)		2.20

Less distributions:
Dividends from net investment income	(0.17)	(0.03)	(0.43)		(0.16)		(0.54)
Distributions from net realized gains	—	— #	(2.42)		—		(0.07)
Return of capital	—	—	(2.83)		—		(0.03)

Total dividends and distributions	(0.17)	(0.03)	(5.68)		(0.16)		(0.64)

Net asset value, end of year	$5.81	$5.45	$7.29		$10.43		$11.62

Total return	9.84%	(24.89)%	26.17%		(8.82)%		22.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,119	$16,811	$21,582		$18,158		$15,792
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.65%	0.65%	0.65	%(g)	0.65%		0.65%
Before waivers and reimbursements (f)	1.02%	1.32%	0.98	%(g)	1.29%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)	3.30%	2.63%	2.18	%(dd)	2.68	%(bb)	2.19%
Before waivers and reimbursements (f)	2.92%	1.97%	2.18	%(dd)	2.04	%(bb)	1.62%
Portfolio turnover rate^	14%	25%	25%		29%		27%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20 and $0.24 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.24% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18 and $0.20 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.41% lower.

See Notes to Financial Statements.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Horizon Kinetics Asset Management LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*,**	5.79%	12.69%	7.81%
Portfolio – Class K Shares*	6.04	12.97	8.07
Russell 2000® Value Index	14.65	10.00	6.95

* Date of inception 4/21/14.

** The returns of Class IB were calculated using the returns of Class K, adjusted for expenses for the period from April 14, 2015 through April 30, 2015.

   Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 5.79% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 2000® Value Index, which returned 14.65% over the same period.

Portfolio Highlights

What helped performance during the year:

•

At the security level, Penske Automotive Group, Inc. and AutoNation, Inc. each rose during the year as they continued to report strong financial results on the top and bottom line though this reversed slightly in the fourth quarter.

•

Stock selection withing Consumer Staples contributed positively to returns, especially the position in Inter Parfums, Inc. The company reported positive financial results and new licensing agreements during the period.

•	Underweight exposure in Financials and in Health Care both contributed positively to relative returns, as those sectors underperformed within the benchmark.

What hurt performance during the year:

•	Texas Pacific Land Corp. (TPL) was the largest detractor from returns during the year. The shares fell along with falling oil prices, and amid ongoing legal proceedings.

•	Stock selection within Industrials detracted from relative returns, though the sector contributed positively to absolute Portfolio returns.

Portfolio Positioning and Outlook — Horizon Kinetics Asset Management LLC

The world and global investment landscape is as uncertain as ever, yet, market participants appear complacent with respect to what we believe are clearly shifting global dynamics. The majority of these trends have been firmly in place for several years and have benefitted the Portfolio over the longer-term. However, these factors appear to have been dismissed in the most recent year, as is reflected in the performance of many of the securities in the Portfolio, in particular, hard asset prices and related equities. We believe that the outlook for the companies we own, and the sub-industries in which they operate, is quite positive as we enter 2024.

We believe that many of the obstacles of 2023 are set to reverse going forward. The Federal Reserve has signaled a shift in monetary policy, implying no further interest rate hikes and several interest rate cuts, which should drive funding and carrying costs lower for hard assets and stimulate end-market demand. The U.S. Dollar has begun to fall — as most hard assets are priced in U.S. dollars, this could lower real costs to importing countries. Together, we believe that these factors should act as a catalyst for many of the cyclical, small- to mid-capitalization issuers held in the Portfolio.

Though cyclical inflation has shown signs of moderating, structural inflation resulting from years of underinvestment in hard assets, including carbon-based energy, for a variety of reasons, remains a significant concern. We believe the Portfolio is positioned in companies that are poised to benefit from this dynamic.

1290 VT SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Industrials	17.1%
Energy	16.3
Consumer Discretionary	15.8
Financials	15.6
Real Estate	8.2
Investment Companies	7.3
Health Care	4.5
Consumer Staples	4.4
Materials	4.0
Communication Services	3.1
Information Technology	3.1
Utilities	2.1
Cash and Other	(1.5)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,084.30	$6.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85
Class K
Actual	1,000.00	1,085.90	4.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.1%)
Diversified Telecommunication Services (0.4%)
Anterix, Inc.*	187	$6,231
ATN International, Inc.	1,699	66,210
Bandwidth, Inc., Class A*	2,590	37,477
Cogent Communications Holdings, Inc.	2,442	185,738
Consolidated Communications Holdings, Inc.*	10,203	44,383
EchoStar Corp., Class A (x)*	20,722	343,364
Globalstar, Inc.*	12,440	24,134
IDT Corp., Class B*	593	20,215
Liberty Latin America Ltd., Class A*	3,588	26,228
Liberty Latin America Ltd., Class C*	22,284	163,565
Lumen Technologies, Inc.*	151,416	277,091
Shenandoah Telecommunications Co.	7,282	157,437

		1,352,073

Entertainment (1.9%)
Cinemark Holdings, Inc.*	2,669	37,606
Lions Gate Entertainment Corp., Class A*	4,034	43,970
Lions Gate Entertainment Corp., Class B*	4,478	45,631
Live Nation Entertainment, Inc.*	64,900	6,074,640
Madison Square Garden Entertainment Corp., Class A*	7,897	251,046
Madison Square Garden Sports Corp.*	2,200	400,026
Marcus Corp. (The)	3,789	55,244
Playstudios, Inc.*	12,754	34,563
Reservoir Media, Inc. (x)*	2,732	19,479
Sphere Entertainment Co.*	11,064	375,734
Vivid Seats, Inc., Class A*	2,988	18,884

		7,356,823

Interactive Media & Services (0.2%)
Bumble, Inc., Class A*	15,261	224,947
DHI Group, Inc.*	6,810	17,638
Eventbrite, Inc., Class A*	894	7,474
EverQuote, Inc., Class A*	525	6,426
fuboTV, Inc. (x)*	42,633	135,573
MediaAlpha, Inc., Class A*	854	9,522
Nextdoor Holdings, Inc.*	9,287	17,552
Outbrain, Inc.*	5,890	25,798
System1, Inc. (x)*	3,939	8,745
TrueCar, Inc.*	14,223	49,211
Vimeo, Inc.*	7,142	27,997
Ziff Davis, Inc.*	5,352	359,601

		890,484

Media (0.5%)
Advantage Solutions, Inc.*	12,608	45,641
AMC Networks, Inc., Class A*	4,521	84,950
Boston Omaha Corp., Class A*	3,335	52,460
Cardlytics, Inc.*	5,091	46,888
Clear Channel Outdoor Holdings, Inc.*	55,401	100,830
Daily Journal Corp.*	158	53,850
Emerald Holding, Inc.*	2,303	13,772
EW Scripps Co. (The), Class A*	4,449	35,547
Gannett Co., Inc.*	20,993	48,284
Gray Television, Inc.	11,707	104,895
iHeartMedia, Inc., Class A*	15,173	40,512
John Wiley & Sons, Inc., Class A	5,484	174,062
Magnite, Inc.*	11,854	110,716
PubMatic, Inc., Class A*	5,170	84,323
Scholastic Corp.	3,983	150,159
Sinclair, Inc.	4,106	53,501
Stagwell, Inc., Class A*	11,963	79,315
TEGNA, Inc.	30,213	462,259
Thryv Holdings, Inc.*	4,750	96,662
Urban One, Inc.*	1,823	6,435
Urban One, Inc., Class A*	1,443	5,815
WideOpenWest, Inc.*	7,835	31,732

		1,882,608

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	9,211	93,308
Spok Holdings, Inc.	2,634	40,774
Telephone and Data Systems, Inc.	14,720	270,112
Tingo Group, Inc. (r)(x)*	17,503	12,077

		416,271

Total Communication Services		11,898,259

Consumer Discretionary (15.8%)
Automobile Components (0.8%)
Adient plc*	14,068	511,513
American Axle & Manufacturing Holdings, Inc.*	17,194	151,479
Atmus Filtration Technologies, Inc.*	928	21,799
Cooper-Standard Holdings, Inc.*	1,768	34,547
Dana, Inc.	19,657	287,189
Dorman Products, Inc.*	3,000	250,230
Goodyear Tire & Rubber Co. (The)*	42,064	602,356
Holley, Inc.*	8,154	39,710
LCI Industries	2,307	290,013
Modine Manufacturing Co.*	2,753	164,354
Patrick Industries, Inc.	2,807	281,682
Solid Power, Inc. (x)*	23,953	34,732
Standard Motor Products, Inc.	3,025	120,425
Stoneridge, Inc.*	3,317	64,914

		2,854,943

Automobiles (0.1%)
Winnebago Industries, Inc.	4,367	318,267
Workhorse Group, Inc. (x)*	24,954	8,983

		327,250

Broadline Retail (0.0%)†
Big Lots, Inc.	4,388	34,182
ContextLogic, Inc., Class A (x)*	2,958	17,600
Savers Value Village, Inc.*	1,889	32,831

		84,613

Distributors (0.0%)†
Weyco Group, Inc.	766	24,022

Diversified Consumer Services (0.4%)
2U, Inc.*	10,997	13,526
Adtalem Global Education, Inc.*	5,928	349,456
Chegg, Inc.*	2,590	29,422

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
European Wax Center, Inc., Class A (x)*	269	$3,656
Graham Holdings Co., Class B	534	371,942
Laureate Education, Inc.	2,848	39,046
Lincoln Educational Services Corp.*	3,603	36,174
Perdoceo Education Corp.	9,745	171,122
Strategic Education, Inc.	3,391	313,227
Universal Technical Institute, Inc.*	4,125	51,645
WW International, Inc. (x)*	8,110	70,962

		1,450,178

Hotels, Restaurants & Leisure (1.8%)
Bally’s Corp. (x)*	2,150	29,971
Biglari Holdings, Inc., Class B*	94	15,503
BJ’s Restaurants, Inc.*	1,273	45,841
Bluegreen Vacations Holding Corp., Class A	360	27,043
Bowlero Corp., Class A (x)*	437	6,188
Brinker International, Inc.*	581	25,088
Carnival Corp.*	32,000	593,280
Carrols Restaurant Group, Inc.	5,564	43,844
Century Casinos, Inc.*	1,070	5,222
Chuy’s Holdings, Inc.*	530	20,262
Denny’s Corp.*	1,905	20,726
Dine Brands Global, Inc.	295	14,647
El Pollo Loco Holdings, Inc.*	4,454	39,284
Empire Resorts, Inc. (r)*	307	—
Everi Holdings, Inc.*	4,681	52,755
First Watch Restaurant Group, Inc.*	1,885	37,888
Full House Resorts, Inc.*	211	1,133
Krispy Kreme, Inc. (x)	8,862	133,728
Life Time Group Holdings, Inc.*	4,682	70,604
Light & Wonder, Inc.*	7,245	594,887
Lindblad Expeditions Holdings, Inc. (x)*	4,884	55,043
Mondee Holdings, Inc., Class A (x)*	702	1,937
Papa John’s International, Inc.	1,100	83,853
Red Rock Resorts, Inc., Class A	3,293	175,616
Sabre Corp.*	37,680	165,792
SeaWorld Entertainment, Inc.*	255	13,472
Six Flags Entertainment Corp.*	2,224	55,778
Sweetgreen, Inc., Class A*	3,030	34,239
Wendy’s Co. (The)	232,200	4,523,256
Xponential Fitness, Inc., Class A*	520	6,703

		6,893,583

Household Durables (2.3%)
Beazer Homes USA, Inc.*	4,472	151,109
Century Communities, Inc.	4,271	389,259
Dream Finders Homes, Inc., Class A (x)*	2,147	76,283
Ethan Allen Interiors, Inc.	3,456	110,316
GoPro, Inc., Class A*	19,808	68,734
Green Brick Partners, Inc.*	2,582	134,109
Helen of Troy Ltd.*	3,561	430,204
Hooker Furnishings Corp. (x)	1,498	39,068
Hovnanian Enterprises, Inc., Class A*	728	113,291
iRobot Corp.*	400	15,480
KB Home	10,682	667,198
Landsea Homes Corp.*	3,030	39,814
La-Z-Boy, Inc.	6,507	240,238
Legacy Housing Corp.*	1,501	37,855
LGI Homes, Inc.*	2,858	380,571
M.D.C. Holdings, Inc.	9,007	497,637
M/I Homes, Inc.*	4,013	552,751
Meritage Homes Corp.	5,457	950,609
Purple Innovation, Inc., Class A	7,475	7,699
Skyline Champion Corp.*	3,495	259,539
Snap One Holdings Corp.*	2,854	25,429
Taylor Morrison Home Corp., Class A*	15,567	830,500
Traeger, Inc.*	5,050	13,787
Tri Pointe Homes, Inc.*	63,571	2,250,413
United Homes Group, Inc. (x)*	590	4,974
Vizio Holding Corp., Class A*	1,257	9,679
VOXX International Corp., Class A*	1,960	20,933
Worthington Enterprises, Inc.	4,579	263,521

		8,581,000

Leisure Products (0.2%)
AMMO, Inc. (x)*	13,565	28,487
Clarus Corp. (x)	3,731	25,725
Escalade, Inc. (x)	1,476	29,653
Funko, Inc., Class A*	1,602	12,384
JAKKS Pacific, Inc.*	1,047	37,221
Johnson Outdoors, Inc., Class A	841	44,926
Latham Group, Inc.*	5,834	15,343
Malibu Boats, Inc., Class A*	1,162	63,701
Smith & Wesson Brands, Inc.	6,686	90,662
Solo Brands, Inc., Class A*	771	4,749
Sturm Ruger & Co., Inc.	138	6,272
Topgolf Callaway Brands Corp.*	21,668	310,719
Vista Outdoor, Inc.*	8,661	256,106

		925,948

Specialty Retail (9.9%)
1-800-Flowers.com, Inc., Class A*	3,820	41,180
Aaron’s Co., Inc. (The)	4,389	47,752
Abercrombie & Fitch Co., Class A*	3,493	308,152
American Eagle Outfitters, Inc.	21,294	450,581
America’s Car-Mart, Inc.*	899	68,117
Asbury Automotive Group, Inc.*	3,092	695,607
AutoNation, Inc.*	99,800	14,987,964
BARK, Inc. (x)*	21,357	17,203
Beyond, Inc.*	6,662	184,471
Big 5 Sporting Goods Corp. (x)	3,608	22,875
Build-A-Bear Workshop, Inc.	309	7,104
Caleres, Inc.	5,119	157,307
Carvana Co. (x)*	8,064	426,908
Cato Corp. (The), Class A	2,106	15,037
Chico’s FAS, Inc.*	17,899	135,674
Children’s Place, Inc. (The)*	1,783	41,401
Designer Brands, Inc., Class A (x)	6,503	57,552
Destination XL Group, Inc.*	8,965	39,446
Duluth Holdings, Inc., Class B*	2,169	11,669
EVgo, Inc., Class A (x)*	13,188	47,213
Foot Locker, Inc.	12,312	383,519
Genesco, Inc.*	1,627	57,287
Group 1 Automotive, Inc.	2,047	623,803
GrowGeneration Corp.*	9,371	23,521
Guess?, Inc.	3,841	88,573
Haverty Furniture Cos., Inc.	2,124	75,402
Hibbett, Inc.	290	20,886
J Jill, Inc.*	712	18,355
Lands’ End, Inc.*	2,466	23,575

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Lazydays Holdings, Inc.*	1,243	$8,763
Leslie’s, Inc.*	24,036	166,089
MarineMax, Inc.*	3,276	127,436
Monro, Inc.	4,585	134,524
National Vision Holdings, Inc.*	10,764	225,291
ODP Corp. (The)*	4,855	273,337
OneWater Marine, Inc., Class A (x)*	1,786	60,349
Penske Automotive Group, Inc.	99,600	15,986,796
PetMed Express, Inc.	3,007	22,733
Rent the Runway, Inc., Class A (x)*	6,626	3,495
Sally Beauty Holdings, Inc.*	1,222	16,228
Shoe Carnival, Inc.	2,825	85,343
Signet Jewelers Ltd.	6,661	714,459
Sleep Number Corp.*	1,555	23,061
Sonic Automotive, Inc., Class A	2,203	123,831
Sportsman’s Warehouse Holdings, Inc.*	5,984	25,492
Stitch Fix, Inc., Class A*	6,239	22,273
ThredUp, Inc., Class A (x)*	9,525	21,431
Tile Shop Holdings, Inc.*	3,900	28,704
Tilly’s, Inc., Class A*	3,258	24,565
Upbound Group, Inc.	566	19,227
Urban Outfitters, Inc.*	6,281	224,169
Winmark Corp.	417	174,118
Zumiez, Inc.*	2,423	49,284

		37,639,132

Textiles, Apparel & Luxury Goods (0.3%)
Allbirds, Inc., Class A (x)*	15,329	18,778
Figs, Inc., Class A (x)*	2,334	16,221
Fossil Group, Inc.*	7,569	11,051
G-III Apparel Group Ltd.*	6,158	209,249
Hanesbrands, Inc.*	17,898	79,825
Movado Group, Inc.	20,250	610,538
Oxford Industries, Inc.	555	55,500
Rocky Brands, Inc.	985	29,727
Vera Bradley, Inc.*	3,814	29,368
Wolverine World Wide, Inc.	1,188	10,561

		1,070,818

Total Consumer Discretionary		59,851,487

Consumer Staples (4.4%)
Beverages (0.3%)
Crimson Wine Group Ltd.*	99,800	588,421
Duckhorn Portfolio, Inc. (The)*	5,155	50,777
Primo Water Corp.	20,056	301,843
Zevia PBC, Class A*	1,555	3,125

		944,166

Consumer Staples Distribution & Retail (0.3%)
Andersons, Inc. (The)	4,872	280,335
HF Foods Group, Inc.*	6,494	34,678
Ingles Markets, Inc., Class A	2,114	182,586
Natural Grocers by Vitamin Cottage, Inc.	1,442	23,072
PriceSmart, Inc.	1,086	82,297
SpartanNash Co.	5,128	117,688
United Natural Foods, Inc.*	8,776	142,434
Village Super Market, Inc., Class A	1,218	31,948
Weis Markets, Inc.	2,448	156,574

		1,051,612

Food Products (0.3%)
Alico, Inc.	7,094	206,294
B&G Foods, Inc. (x)	10,582	111,111
Benson Hill, Inc. (x)*	25,808	4,485
BRC, Inc., Class A (x)*	17	62
Cal-Maine Foods, Inc.	339	19,455
Dole plc	4,440	54,568
Forafric Global plc*	485	5,136
Fresh Del Monte Produce, Inc.	5,033	132,116
Hain Celestial Group, Inc. (The)*	13,252	145,109
Limoneira Co. (x)	2,499	51,554
Mission Produce, Inc.*	6,152	62,074
Seneca Foods Corp., Class A*	815	42,739
SunOpta, Inc.*	300	1,641
TreeHouse Foods, Inc.*	6,747	279,663

		1,116,007

Household Products (0.1%)
Central Garden & Pet Co.*	1,844	92,403
Central Garden & Pet Co., Class A*	5,386	237,199
Oil-Dri Corp. of America	559	37,498

		367,100

Personal Care Products (3.3%)
BellRing Brands, Inc.*	14,437	800,243
Edgewell Personal Care Co.	7,599	278,351
Herbalife Ltd.*	4,096	62,505
Inter Parfums, Inc.	77,800	11,203,978
Nature’s Sunshine Products, Inc.*	2,123	36,707
Nu Skin Enterprises, Inc., Class A	7,622	148,019
Waldencast plc, Class A (x)*	5,273	57,687

		12,587,490

Tobacco (0.1%)
Universal Corp.	3,651	245,785
Vector Group Ltd.	18,037	203,458

		449,243

Total Consumer Staples		16,515,618

Energy (16.3%)
Energy Equipment & Services (1.6%)
Archrock, Inc.	17,233	265,388
Atlas Energy Solutions, Inc. (x)	2,087	35,938
Bristow Group, Inc., Class A*	3,599	101,744
Core Laboratories, Inc.	4,879	86,163
Diamond Offshore Drilling, Inc.*	15,331	199,303
DMC Global, Inc.*	1,904	35,833
Dril-Quip, Inc.*	4,971	115,675
Expro Group Holdings NV*	8,387	133,521
Forum Energy Technologies, Inc.*	1,489	33,011
Helix Energy Solutions Group, Inc.*	21,531	221,339
Helmerich & Payne, Inc.	14,669	531,311
KLX Energy Services Holdings, Inc.*	1,834	20,651
Kodiak Gas Services, Inc.	1,494	30,000
Liberty Energy, Inc., Class A	23,407	424,603
Mammoth Energy Services, Inc.*	3,693	16,471
Nabors Industries Ltd.*	148	12,081
Newpark Resources, Inc.*	11,081	73,578
Noble Corp. plc	2,852	137,352
Oil States International, Inc.*	9,094	61,748
Patterson-UTI Energy, Inc.	50,157	541,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
ProFrac Holding Corp., Class A (x)*	3,161	$26,805
ProPetro Holding Corp.*	14,846	124,410
Ranger Energy Services, Inc., Class A	1,971	20,163
RPC, Inc.	13,191	96,031
SEACOR Marine Holdings, Inc.*	3,757	47,301
Seadrill Ltd.*	7,594	359,044
Select Water Solutions, Inc., Class A	11,830	89,790
Solaris Oilfield Infrastructure, Inc., Class A	4,428	35,247
Subsea 7 SA (ADR)	147,000	2,132,676
US Silica Holdings, Inc.*	11,453	129,533

		6,138,406

Oil, Gas & Consumable Fuels (14.7%)
Amplify Energy Corp.*	5,552	32,923
Ardmore Shipping Corp.	6,391	90,049
Berry Corp.	11,536	81,098
California Resources Corp.	10,424	569,984
Callon Petroleum Co.*	9,156	296,654
Centrus Energy Corp., Class A*	1,859	101,148
Chord Energy Corp.	6,275	1,043,093
Civitas Resources, Inc.	12,106	827,808
Clean Energy Fuels Corp.*	25,373	97,179
CNX Resources Corp.*	23,388	467,760
Comstock Resources, Inc. (x)	13,908	123,086
CONSOL Energy, Inc.	4,571	459,523
Crescent Energy Co., Class A (x)	6,989	92,325
CVR Energy, Inc.	531	16,089
Delek US Holdings, Inc.	9,705	250,389
DHT Holdings, Inc.	20,528	201,380
Dorian LPG Ltd.	2,095	91,908
Encore Energy Corp.*	21,841	85,835
Energy Fuels, Inc. (x)*	3,103	22,311
Equitrans Midstream Corp.	46,486	473,227
Excelerate Energy, Inc., Class A	580	8,967
FLEX LNG Ltd.	1,432	41,614
FutureFuel Corp.	4,174	25,378
Gevo, Inc. (x)*	36,262	42,064
Golar LNG Ltd.	13,967	321,101
Granite Ridge Resources, Inc. (x)	4,999	30,094
Green Plains, Inc.*	6,611	166,729
Gulfport Energy Corp.*	1,689	224,975
Hallador Energy Co.*	3,441	30,418
HighPeak Energy, Inc. (x)	386	5,497
International Seaways, Inc.	6,020	273,790
Kinetik Holdings, Inc., Class A (x)	2,297	76,720
Magnolia Oil & Gas Corp., Class A	1,852	39,429
Matador Resources Co.	13,972	794,448
Murphy Oil Corp.	22,254	949,356
NACCO Industries, Inc., Class A	667	24,346
Nordic American Tankers Ltd.	30,264	127,109
Northern Oil and Gas, Inc.	1,572	58,274
Overseas Shipholding Group, Inc., Class A	9,429	49,691
Par Pacific Holdings, Inc.*	5,095	185,305
PBF Energy, Inc., Class A	16,712	734,660
Peabody Energy Corp.	17,147	417,015
Permian Basin Royalty Trust	25,900	361,564
Permian Resources Corp.	51,354	698,414
PrairieSky Royalty Ltd. (x)	91,300	1,598,551
PrimeEnergy Resources Corp.*	92	9,784
REX American Resources Corp.*	1,754	82,964
Ring Energy, Inc. (x)*	18,422	26,896
SandRidge Energy, Inc.	3,569	48,788
Scorpio Tankers, Inc.	7,135	433,808
SFL Corp. Ltd.	17,060	192,437
SilverBow Resources, Inc.*	2,817	81,918
Sitio Royalties Corp., Class A	6,795	159,750
SM Energy Co.	17,717	686,002
Talos Energy, Inc.*	16,196	230,469
Teekay Corp.*	9,186	65,680
Teekay Tankers Ltd., Class A	3,582	178,993
Tellurian, Inc. (x)*	75,754	57,240
Texas Pacific Land Corp.	25,230	39,672,912
Uranium Energy Corp. (x)*	56,450	361,280
VAALCO Energy, Inc.	14,303	64,220
Vital Energy, Inc.*	3,516	159,943
Vitesse Energy, Inc.	3,849	84,255
World Kinect Corp.	9,022	205,521

		55,512,138

Total Energy		61,650,544

Financials (15.6%)
Banks (9.0%)
1st Source Corp.	2,489	136,771
ACNB Corp.	1,321	59,128
Amalgamated Financial Corp.	2,594	69,882
Amerant Bancorp, Inc., Class A	4,010	98,526
American National Bankshares, Inc.	1,548	75,465
Ameris Bancorp	9,920	526,256
Ames National Corp.	1,287	27,465
Arrow Financial Corp.	2,191	61,217
Associated Banc-Corp.	22,951	490,922
Atlantic Union Bankshares Corp.	11,236	410,563
Axos Financial, Inc.*	7,338	400,655
Banc of California, Inc.	19,778	265,619
BancFirst Corp.	2,818	274,276
Bank First Corp. (x)	1,414	122,537
Bank of Hawaii Corp. (x)	5,700	413,022
Bank of Marin Bancorp	2,460	54,169
Bank of NT Butterfield & Son Ltd. (The)	6,825	218,468
Bank7 Corp.	505	13,812
BankUnited, Inc.	10,984	356,211
Bankwell Financial Group, Inc.	919	27,735
Banner Corp.	5,212	279,155
Bar Harbor Bankshares	2,338	68,644
BayCom Corp.	1,409	33,238
BCB Bancorp, Inc.	2,350	30,198
Berkshire Hills Bancorp, Inc.	6,576	163,282
Blue Foundry Bancorp*	3,343	32,327
Blue Ridge Bankshares, Inc.	2,742	8,308
Bridgewater Bancshares, Inc.*	3,429	46,360
Brookline Bancorp, Inc.	12,530	136,702
Burke & Herbert Financial Services Corp. (x)	901	56,673
Business First Bancshares, Inc.	3,536	87,162
Byline Bancorp, Inc.	3,953	93,133
C&F Financial Corp.	427	29,117
Cadence Bank	25,369	750,669
Cambridge Bancorp	1,170	81,198
Camden National Corp.	2,068	77,819
Capital Bancorp, Inc.	1,334	32,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Capital City Bank Group, Inc.	1,240	$36,493
Capitol Federal Financial, Inc.	18,894	121,866
Capstar Financial Holdings, Inc.	2,966	55,583
Carter Bankshares, Inc.*	3,461	51,811
Cathay General Bancorp	10,521	468,921
Central Pacific Financial Corp.	3,611	71,064
Central Valley Community Bancorp	1,487	33,234
Chemung Financial Corp.	438	21,812
ChoiceOne Financial Services, Inc.	1,128	33,050
Citizens & Northern Corp.	2,414	54,146
Citizens Financial Services, Inc.	468	30,289
City Holding Co.	2,036	224,489
Civista Bancshares, Inc.	2,283	42,099
CNB Financial Corp.	3,125	70,594
Codorus Valley Bancorp, Inc.	1,310	33,667
Colony Bankcorp, Inc.	2,562	34,075
Columbia Financial, Inc.*	2,656	51,208
Community Bank System, Inc.	7,963	414,952
Community Trust Bancorp, Inc.	2,359	103,466
ConnectOne Bancorp, Inc.	5,554	127,242
CrossFirst Bankshares, Inc.*	6,936	94,191
Customers Bancorp, Inc.*	4,244	244,539
CVB Financial Corp.	20,038	404,567
Dime Community Bancshares, Inc.	5,293	142,541
Eagle Bancorp, Inc.	4,444	133,942
Eastern Bankshares, Inc.	23,265	330,363
Enterprise Bancorp, Inc.	1,433	46,229
Enterprise Financial Services Corp.	5,557	248,120
Equity Bancshares, Inc., Class A	2,282	77,360
Esquire Financial Holdings, Inc.	57	2,848
ESSA Bancorp, Inc.	1,119	22,402
Evans Bancorp, Inc.	908	28,629
Farmers & Merchants Bancorp, Inc.	1,892	46,922
Farmers National Banc Corp.	5,354	77,365
FB Financial Corp.	5,379	214,353
Fidelity D&D Bancorp, Inc.	682	39,576
Financial Institutions, Inc.	2,430	51,759
First Bancorp (Nasdaq Stock Exchange)	6,034	223,318
First Bancorp (New York Stock Exchange)	23,735	390,441
First Bancorp, Inc. (The)	1,738	49,046
First Bancshares, Inc. (The)	4,662	136,736
First Bank	3,116	45,805
First Busey Corp.	7,864	195,185
First Business Financial Services, Inc.	1,174	47,077
First Commonwealth Financial Corp.	15,484	239,073
First Community Bankshares, Inc.	2,511	93,158
First Community Corp. (x)	1,003	21,595
First Financial Bancorp	14,280	339,150
First Financial Corp.	1,777	76,464
First Foundation, Inc.	7,825	75,746
First Interstate BancSystem, Inc., Class A	12,550	385,913
First Merchants Corp.	8,975	332,793
First Mid Bancshares, Inc.	3,277	113,581
First of Long Island Corp. (The)	3,151	41,719
First Western Financial, Inc.*	1,236	24,510
Five Star Bancorp	1,149	30,081
Flushing Financial Corp.	4,222	69,579
FS Bancorp, Inc.	798	29,494
Fulton Financial Corp.	24,128	397,147
FVCBankcorp, Inc. (x)*	2,349	33,356
German American Bancorp, Inc.	4,241	137,451
Glacier Bancorp, Inc.	16,671	688,846
Great Southern Bancorp, Inc. (x)	1,364	80,953
Greene County Bancorp, Inc. (x)	502	14,156
Guaranty Bancshares, Inc.	1,355	45,555
Hancock Whitney Corp.	13,022	632,739
Hanmi Financial Corp.	4,294	83,304
HarborOne Bancorp, Inc.	5,998	71,856
HBT Financial, Inc.	2,085	44,014
Heartland Financial USA, Inc.	6,503	244,578
Heritage Commerce Corp.	9,404	93,288
Heritage Financial Corp.	5,159	110,351
Hilltop Holdings, Inc.	7,044	248,019
Hingham Institution For Savings (The) (x)	227	44,129
Home Bancorp, Inc.	1,037	43,564
Home BancShares, Inc.	28,522	722,462
HomeStreet, Inc.	2,558	26,347
HomeTrust Bancshares, Inc.	1,908	51,363
Hope Bancorp, Inc.	17,238	208,235
Horizon Bancorp, Inc.	6,581	94,174
Independent Bank Corp.	3,015	78,450
Independent Bank Corp./MA	6,405	421,513
Independent Bank Group, Inc.	5,468	278,212
International Bancshares Corp.	8,058	437,711
John Marshall Bancorp, Inc.	1,937	43,699
Kearny Financial Corp.	8,495	76,200
Lakeland Bancorp, Inc.	9,351	138,301
Lakeland Financial Corp.	3,502	228,190
LCNB Corp.	1,521	23,986
Live Oak Bancshares, Inc.	4,985	226,818
Luther Burbank Corp.*	2,565	27,471
Macatawa Bank Corp.	3,933	44,364
MainStreet Bancshares, Inc.	944	23,421
Mercantile Bank Corp.	2,364	95,458
Metrocity Bankshares, Inc.	2,909	69,874
Metropolitan Bank Holding Corp.*	1,487	82,350
Mid Penn Bancorp, Inc.	2,220	53,902
Middlefield Banc Corp. (x)	1,027	33,244
Midland States Bancorp, Inc.	3,159	87,062
MidWestOne Financial Group, Inc.	2,309	62,135
MVB Financial Corp.	1,616	36,457
National Bank Holdings Corp., Class A	5,148	191,454
National Bankshares, Inc. (x)	771	24,942
NBT Bancorp, Inc.	6,191	259,465
Nicolet Bankshares, Inc.	1,909	153,636
Northeast Bank	1,004	55,411
Northeast Community Bancorp, Inc.	1,917	34,008
Northfield Bancorp, Inc.	6,166	77,568
Northrim Bancorp, Inc.	893	51,089
Northwest Bancshares, Inc.	18,752	234,025
Norwood Financial Corp. (x)	1,150	37,847
Oak Valley Bancorp	958	28,692
OceanFirst Financial Corp.	8,641	150,008
OFG Bancorp	6,933	259,849
Old National Bancorp	44,118	745,153
Old Second Bancorp, Inc.	6,743	104,112
Orange County Bancorp, Inc. (x)	812	48,915
Origin Bancorp, Inc.	4,469	158,962

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Orrstown Financial Services, Inc.	1,666	$49,147
Pacific Premier Bancorp, Inc.	13,713	399,185
Park National Corp.	2,175	288,971
Parke Bancorp, Inc.	1,545	31,286
Pathward Financial, Inc.	2,662	140,900
PCB Bancorp	1,635	30,133
Peapack-Gladstone Financial Corp.	2,616	78,009
Penns Woods Bancorp, Inc.	839	18,886
Peoples Bancorp, Inc.	5,197	175,451
Peoples Financial Services Corp.	1,090	53,083
Pioneer Bancorp, Inc.*	1,697	16,987
Plumas Bancorp	757	31,302
Ponce Financial Group, Inc.*	3,122	30,471
Preferred Bank	1,327	96,937
Premier Financial Corp.	5,318	128,164
Primis Financial Corp.	3,128	39,600
Princeton Bancorp, Inc.	718	25,776
Provident Financial Services, Inc.	11,122	200,530
QCR Holdings, Inc.	2,525	147,435
RBB Bancorp	2,490	47,410
Red River Bancshares, Inc.	734	41,185
Renasant Corp.	8,009	269,743
Republic Bancorp, Inc., Class A	1,348	74,356
S&T Bancorp, Inc.	5,720	191,162
Sandy Spring Bancorp, Inc.	6,773	184,497
Seacoast Banking Corp. of Florida	12,133	345,305
ServisFirst Bancshares, Inc.	5,078	338,347
Shore Bancshares, Inc.	4,680	66,690
Sierra Bancorp	2,080	46,904
Simmons First National Corp., Class A	18,012	357,358
SmartFinancial, Inc.	2,370	58,041
South Plains Financial, Inc.	1,702	49,290
Southern First Bancshares, Inc.*	1,318	48,898
Southern Missouri Bancorp, Inc.	1,337	71,382
Southern States Bancshares, Inc.	990	28,987
Southside Bancshares, Inc.	4,321	135,334
SouthState Corp.	11,480	969,486
Stellar Bancorp, Inc.	7,053	196,356
Sterling Bancorp, Inc.*	3,185	18,377
Stock Yards Bancorp, Inc.	533	27,444
Summit Financial Group, Inc.	1,690	51,866
Texas Capital Bancshares, Inc.*	7,176	463,785
Third Coast Bancshares, Inc.*	1,715	34,077
Timberland Bancorp, Inc.	1,128	35,487
Tompkins Financial Corp.	2,144	129,133
Towne Bank	10,595	315,307
TriCo Bancshares	4,718	202,732
Triumph Financial, Inc.*	3,321	266,278
TrustCo Bank Corp.	2,656	82,469
Trustmark Corp.	8,764	244,340
UMB Financial Corp.	6,632	554,104
United Bankshares, Inc.	19,649	737,820
United Community Banks, Inc.	17,127	501,136
Unity Bancorp, Inc.	1,076	31,839
Univest Financial Corp.	4,358	96,007
USCB Financial Holdings, Inc.*	1,248	15,288
Valley National Bancorp	64,764	703,337
Veritex Holdings, Inc.	7,796	181,413
Virginia National Bankshares Corp.	653	22,450
WaFd, Inc.	9,717	320,272
Washington Trust Bancorp, Inc.	2,596	84,058
WesBanco, Inc.	8,645	271,194
West Bancorp, Inc.	2,414	51,177
Westamerica Bancorp	2,696	152,081
WSFS Financial Corp.	9,083	417,182

		34,168,676

Capital Markets (2.0%)
Artisan Partners Asset Management, Inc., Class A	2,600	114,868
Associated Capital Group, Inc., Class A (x)‡	103,000	3,678,130
Bakkt Holdings, Inc. (x)*	30,997	69,123
BGC Group, Inc., Class A	27,898	201,424
Brightsphere Investment Group, Inc.	2,872	55,028
Donnelley Financial Solutions, Inc.*	1,053	65,676
Federated Hermes, Inc., Class B	8,800	297,968
Forge Global Holdings, Inc.*	17,238	59,126
Galaxy Digital Holdings Ltd.*	24,800	193,339
GAMCO Investors, Inc., Class A	70,400	1,345,344
GCM Grosvenor, Inc., Class A	907	8,127
Hamilton Lane, Inc., Class A	2,251	255,354
MarketWise, Inc.	5,021	13,707
Moelis & Co., Class A	4,202	235,858
Onex Corp.	4,300	301,679
Open Lending Corp.*	1,364	11,608
OTC Markets Group, Inc., Class A	100	5,590
Piper Sandler Cos.	462	80,790
StoneX Group, Inc.*	3,595	265,419
Urbana Corp.	16,800	60,097
Urbana Corp. (Non-Voting)	18,000	59,500
Value Line, Inc.	23	1,121
Victory Capital Holdings, Inc., Class A	412	14,189
Virtus Investment Partners, Inc.	920	222,419

		7,615,484

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	717	27,726
Bread Financial Holdings, Inc.	6,275	206,698
Consumer Portfolio Services, Inc. (x)*	1,457	13,652
Encore Capital Group, Inc.*	3,514	178,335
Enova International, Inc.*	4,367	241,757
Green Dot Corp., Class A*	6,494	64,291
LendingClub Corp.*	16,243	141,964
LendingTree, Inc.*	1,301	39,446
Navient Corp.	12,953	241,185
Nelnet, Inc., Class A	1,927	170,000
OppFi, Inc.*	1,305	6,682
PRA Group, Inc.*	5,883	154,135
PROG Holdings, Inc.*	5,364	165,801
Regional Management Corp.	1,017	25,506
World Acceptance Corp.*	584	76,230

		1,753,408

Financial Services (1.7%)
Acacia Research Corp. (x)*	6,356	24,916
Alerus Financial Corp.	2,839	63,565
A-Mark Precious Metals, Inc.	2,856	86,394
AvidXchange Holdings, Inc.*	2,028	25,127
Banco Latinoamericano de Comercio Exterior SA, Class E	4,000	98,960
Cannae Holdings, Inc.*	10,431	203,509
Cantaloupe, Inc.*	2,860	21,193

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Cass Information Systems, Inc.	270	$12,163
Compass Diversified Holdings	9,637	216,351
Enact Holdings, Inc.	4,389	126,798
Essent Group Ltd.	15,712	828,651
Federal Agricultural Mortgage Corp., Class C	1,154	220,668
Finance of America Cos., Inc., Class A*	6,205	6,826
Jackson Financial, Inc., Class A	11,978	613,274
Marqeta, Inc., Class A*	62,477	436,089
Merchants Bancorp	2,330	99,211
Mr Cooper Group, Inc.*	9,656	628,799
NewtekOne, Inc.	3,483	48,065
NMI Holdings, Inc., Class A*	11,171	331,555
Ocwen Financial Corp.*	965	29,683
Pagseguro Digital Ltd., Class A*	11,977	149,353
Paysafe Ltd.*	5,075	64,909
PennyMac Financial Services, Inc.‡	3,619	319,811
Radian Group, Inc.	23,233	663,302
Repay Holdings Corp., Class A*	12,440	106,238
Security National Financial Corp., Class A*	2,023	18,207
StoneCo Ltd., Class A*	17,142	309,070
SWK Holdings Corp. (x)*	345	6,048
Velocity Financial, Inc.*	1,217	20,957
Walker & Dunlop, Inc.	4,792	531,960
Waterstone Financial, Inc.	2,642	37,516

		6,349,168

Insurance (1.2%)
Ambac Financial Group, Inc.*	6,571	108,290
American Coastal Insurance Corp. (x)*	3,010	28,475
American Equity Investment Life Holding Co.*	11,797	658,273
AMERISAFE, Inc.	1,409	65,913
CNO Financial Group, Inc.	17,070	476,253
Donegal Group, Inc., Class A	2,407	33,674
eHealth, Inc.*	2,972	25,916
Employers Holdings, Inc.	3,831	150,941
Enstar Group Ltd.*	1,788	526,298
F&G Annuities & Life, Inc.	2,712	124,752
Fidelis Insurance Holdings Ltd.*	1,779	22,540
Genworth Financial, Inc., Class A*	66,980	447,426
GoHealth, Inc., Class A*	670	8,938
Greenlight Capital Re Ltd., Class A*	3,589	40,986
Hippo Holdings, Inc. (x)*	1,628	14,847
Horace Mann Educators Corp.	6,065	198,326
Investors Title Co.	151	24,483
James River Group Holdings Ltd.	5,410	49,988
Lemonade, Inc. (x)*	6,306	101,716
Maiden Holdings Ltd.*	14,062	32,202
MBIA, Inc.	6,796	41,592
Mercury General Corp.	3,979	148,456
National Western Life Group, Inc., Class A	337	162,778
NI Holdings, Inc.*	873	11,340
Oscar Health, Inc., Class A*	21,869	200,101
ProAssurance Corp.	7,337	101,177
Safety Insurance Group, Inc.	2,167	164,670
Selectquote, Inc.*	21,765	29,818
SiriusPoint Ltd.*	9,476	109,922
Skyward Specialty Insurance Group, Inc.*	2,612	88,495
Stewart Information Services Corp.	4,073	239,289
Tiptree, Inc., Class A	2,751	52,159
United Fire Group, Inc.	3,315	66,698
Universal Insurance Holdings, Inc.	2,783	44,472

		4,601,204

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	2,474	29,762
Angel Oak Mortgage REIT, Inc. (REIT) (x)	1,791	18,985
Apollo Commercial Real Estate Finance, Inc. (REIT)	21,337	250,496
Arbor Realty Trust, Inc. (REIT) (x)	26,931	408,813
Ares Commercial Real Estate Corp. (REIT) (x)	7,805	80,860
ARMOUR Residential REIT, Inc. (REIT) (x)	7,394	142,852
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	26,030	553,658
BrightSpire Capital, Inc. (REIT), Class A	19,369	144,105
Chicago Atlantic Real Estate Finance, Inc. (REIT)	2,442	39,512
Chimera Investment Corp. (REIT)	34,080	170,059
Claros Mortgage Trust, Inc. (REIT)	13,513	184,182
Dynex Capital, Inc. (REIT) (x)	8,419	105,406
Ellington Financial, Inc. (REIT) (x)	11,269	143,229
Franklin BSP Realty Trust, Inc. (REIT)	12,165	164,349
Granite Point Mortgage Trust, Inc. (REIT)	8,089	48,049
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	14,564	401,675
Invesco Mortgage Capital, Inc. (REIT) (x)	6,919	61,302
KKR Real Estate Finance Trust, Inc. (REIT)	8,607	113,871
Ladder Capital Corp. (REIT)	17,021	195,912
MFA Financial, Inc. (REIT)	15,049	169,602
New York Mortgage Trust, Inc. (REIT)	13,872	118,328
Nexpoint Real Estate Finance, Inc. (REIT)	1,397	22,003
Orchid Island Capital, Inc. (REIT) (x)	7,869	66,336
PennyMac Mortgage Investment Trust (REIT)‡	12,992	194,230
Ready Capital Corp. (REIT)	24,080	246,820
Redwood Trust, Inc. (REIT)	17,206	127,496
TPG RE Finance Trust, Inc. (REIT)	10,211	66,372
Two Harbors Investment Corp. (REIT)	14,388	200,425

		4,468,689

Total Financials		58,956,629

Health Care (4.5%)
Biotechnology (2.5%)
2seventy bio, Inc. (x)*	7,709	32,917
4D Molecular Therapeutics, Inc.*	5,384	109,080
Aadi Bioscience, Inc.*	2,456	4,961
ACELYRIN, Inc. (x)*	2,655	19,806
Acrivon Therapeutics, Inc.*	1,227	6,037
Adicet Bio, Inc.*	5,122	9,681
ADMA Biologics, Inc.*	14,652	66,227
Agenus, Inc. (x)*	51,077	42,287
Agios Pharmaceuticals, Inc.*	8,212	182,881

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Allakos, Inc.*	9,980	$27,245
Allogene Therapeutics, Inc.*	14,467	46,439
Allovir, Inc. (x)*	6,546	4,450
Alpine Immune Sciences, Inc. (x)*	2,301	43,857
Altimmune, Inc. (x)*	8,233	92,621
ALX Oncology Holdings, Inc. (x)*	4,033	60,051
AnaptysBio, Inc.*	464	9,939
Anika Therapeutics, Inc.*	2,172	49,218
Annexon, Inc. (x)*	6,436	29,219
Apogee Therapeutics, Inc. (x)*	1,573	43,950
Arbutus Biopharma Corp.*	5,622	14,055
Arcturus Therapeutics Holdings, Inc.*	3,258	102,725
Arcus Biosciences, Inc.*	5,633	107,590
Ardelyx, Inc.*	11,977	74,257
ARS Pharmaceuticals, Inc. (x)*	2,606	14,281
Astria Therapeutics, Inc.*	556	4,270
Atara Biotherapeutics, Inc. (x)*	14,514	7,443
Aura Biosciences, Inc.*	4,153	36,796
Avidity Biosciences, Inc.*	10,678	96,636
Beam Therapeutics, Inc. (x)*	1,025	27,901
BioAtla, Inc.*	6,684	16,443
BioCryst Pharmaceuticals, Inc.*	6,913	41,409
Biohaven Ltd.*	10,222	437,502
Bluebird Bio, Inc. (x)*	15,535	21,438
Bridgebio Pharma, Inc.*	5,165	208,511
Cabaletta Bio, Inc.*	441	10,011
CareDx, Inc.*	7,558	90,696
Caribou Biosciences, Inc.*	12,279	70,359
Carisma Therapeutics, Inc. (x)	4,103	12,022
Cartesian Therapeutics, Inc. (x)*	12,836	8,849
Celcuity, Inc. (x)*	2,465	35,915
Celldex Therapeutics, Inc.*	5,259	208,572
Century Therapeutics, Inc.*	3,168	10,518
Cogent Biosciences, Inc.*	5,574	32,775
Coherus Biosciences, Inc. (x)*	2,275	7,576
Compass Therapeutics, Inc.*	12,072	18,832
Crinetics Pharmaceuticals, Inc.*	8,094	287,985
Cullinan Oncology, Inc.*	3,602	36,704
Cytokinetics, Inc.*	1,021	85,243
Day One Biopharmaceuticals, Inc.*	705	10,293
Deciphera Pharmaceuticals, Inc.*	5,140	82,908
Design Therapeutics, Inc.*	4,904	12,996
Disc Medicine, Inc.*	103	5,949
Dynavax Technologies Corp. (x)*	2,943	41,143
Dyne Therapeutics, Inc.*	4,608	61,286
Eagle Pharmaceuticals, Inc.*	1,541	8,059
Editas Medicine, Inc.*	12,346	125,065
Emergent BioSolutions, Inc.*	7,562	18,149
Enanta Pharmaceuticals, Inc.*	2,700	25,407
Entrada Therapeutics, Inc. (x)*	3,237	48,846
Erasca, Inc. (x)*	12,152	25,884
Fate Therapeutics, Inc.*	13,195	49,349
Fennec Pharmaceuticals, Inc. (x)*	1,736	19,478
FibroGen, Inc.*	13,790	12,222
Genelux Corp. (x)*	2,046	28,664
Generation Bio Co.*	7,039	11,614
Geron Corp.*	18,233	38,472
Graphite Bio, Inc.*	3,902	10,223
Gritstone bio, Inc. (x)*	13,348	27,230
HilleVax, Inc. (x)*	2,985	47,909
Humacyte, Inc. (x)*	1,885	5,353
Icosavax, Inc.*	4,295	67,689
Ideaya Biosciences, Inc.*	3,201	113,892
IGM Biosciences, Inc. (x)*	1,793	14,900
Immuneering Corp., Class A (x)*	757	5,564
ImmunityBio, Inc. (x)*	4,240	21,285
ImmunoGen, Inc.*	15,062	446,588
Inhibrx, Inc. (x)*	1,793	68,134
Inozyme Pharma, Inc. (x)*	7,088	30,195
Intellia Therapeutics, Inc.*	11,383	347,068
Iovance Biotherapeutics, Inc. (x)*	34,486	280,371
Ironwood Pharmaceuticals, Inc., Class A*	12,460	142,542
iTeos Therapeutics, Inc.*	3,922	42,946
Janux Therapeutics, Inc.*	2,245	24,089
KalVista Pharmaceuticals, Inc.*	4,591	56,240
Kezar Life Sciences, Inc.*	9,932	9,410
Kiniksa Pharmaceuticals Ltd., Class A*	4,596	80,614
Kodiak Sciences, Inc.*	4,655	14,151
Kura Oncology, Inc.*	10,591	152,299
Larimar Therapeutics, Inc.*	3,602	16,389
Lexicon Pharmaceuticals, Inc. (x)*	7,974	12,200
Lyell Immunopharma, Inc.*	26,833	52,056
MacroGenics, Inc.*	6,501	62,540
MannKind Corp.*	6,896	25,101
MeiraGTx Holdings plc*	1,407	9,877
Mersana Therapeutics, Inc.*	6,327	14,679
MiMedx Group, Inc.*	17,124	150,177
Mineralys Therapeutics, Inc.*	2,287	19,668
Monte Rosa Therapeutics, Inc.*	4,606	26,024
Morphic Holding, Inc.*	593	17,126
Myriad Genetics, Inc.*	12,030	230,254
Nkarta, Inc.*	5,100	33,660
Novavax, Inc. (x)*	2,635	12,648
Nurix Therapeutics, Inc.*	7,238	74,696
Ocean Biomedical, Inc. (x)*	1,024	676
Olema Pharmaceuticals, Inc.*	4,162	58,393
Organogenesis Holdings, Inc., Class A*	9,709	39,710
ORIC Pharmaceuticals, Inc. (x)*	5,976	54,979
Ovid therapeutics, Inc.*	8,731	28,114
PepGen, Inc.*	1,037	7,052
PMV Pharmaceuticals, Inc.*	5,490	17,019
Poseida Therapeutics, Inc., Class A*	10,291	34,578
Precigen, Inc. (x)*	20,395	27,329
Prelude Therapeutics, Inc.*	2,772	11,836
ProKidney Corp., Class A (x)*	5,044	8,978
Protagonist Therapeutics, Inc.*	3,104	71,175
Protalix BioTherapeutics, Inc. (x)*	10,909	19,418
PTC Therapeutics, Inc.*	2,045	56,360
Rallybio Corp.*	4,709	11,255
RAPT Therapeutics, Inc.*	1,126	27,981
RayzeBio, Inc.*	1,632	101,461
Recursion Pharmaceuticals, Inc., Class A (x)*	20,366	200,809
REGENXBIO, Inc.*	6,225	111,739
Relay Therapeutics, Inc.*	13,359	147,083
Reneo Pharmaceuticals, Inc.*	758	1,213
Replimune Group, Inc.*	7,405	62,424
REVOLUTION Medicines, Inc.*	5,636	161,640
Rigel Pharmaceuticals, Inc.*	4,423	6,413
Rocket Pharmaceuticals, Inc.*	1,059	31,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sage Therapeutics, Inc.*	537	$11,637
Sagimet Biosciences, Inc., Class A (x)*	444	2,406
Sana Biotechnology, Inc. (x)*	13,221	53,942
Sangamo Therapeutics, Inc. (x)*	21,914	11,906
Savara, Inc. (x)*	12,562	59,041
Scholar Rock Holding Corp.*	8,283	155,720
Seres Therapeutics, Inc.*	4,962	6,947
Stoke Therapeutics, Inc. (x)*	4,233	22,266
Sutro Biopharma, Inc.*	8,659	37,147
Syndax Pharmaceuticals, Inc.*	1,688	36,478
Tango Therapeutics, Inc. (x)*	6,722	66,548
Tenaya Therapeutics, Inc.*	5,971	19,346
Travere Therapeutics, Inc.*	834	7,498
Turnstone Biologics Corp. (x)*	1,004	2,555
Twist Bioscience Corp.*	8,436	310,951
Tyra Biosciences, Inc. (x)*	1,403	19,432
UroGen Pharma Ltd. (x)*	826	12,390
Vanda Pharmaceuticals, Inc.*	7,827	33,030
Vera Therapeutics, Inc., Class A (x)*	2,740	42,141
Veracyte, Inc.*	10,923	300,492
Verve Therapeutics, Inc.*	7,880	109,847
Vigil Neuroscience, Inc. (x)*	2,372	8,017
Vir Biotechnology, Inc.*	11,655	117,249
Viridian Therapeutics, Inc.*	1,386	30,187
Vor BioPharma, Inc.*	5,575	12,544
X4 Pharmaceuticals, Inc. (x)*	9,510	7,974
Xencor, Inc.*	3,963	84,134
XOMA Corp.*	979	18,112
Y-mAbs Therapeutics, Inc.*	2,911	19,853
Zura Bio Ltd., Class A (x)*	1,897	8,859
Zymeworks, Inc.*	8,072	83,868

		9,411,641

Health Care Equipment & Supplies (0.8%)
Alphatec Holdings, Inc.*	8,086	122,179
AngioDynamics, Inc.*	6,032	47,291
Artivion, Inc.*	4,976	88,971
AtriCure, Inc.*	1,970	70,309
Avanos Medical, Inc.*	6,850	153,645
Beyond Air, Inc. (x)*	880	1,725
Butterfly Network, Inc. (x)*	21,008	22,689
Cutera, Inc. (x)*	2,269	7,998
CVRx, Inc.*	269	8,457
Embecta Corp.	7,832	148,260
Inari Medical, Inc.*	543	35,252
Inogen, Inc.*	3,240	17,788
Integer Holdings Corp.*	4,958	491,239
LivaNova plc*	7,597	393,069
Nano-X Imaging Ltd. (x)*	6,231	39,691
Neogen Corp.*	32,572	655,023
Nevro Corp.*	3,583	77,106
Omnicell, Inc.*	3,376	127,039
OraSure Technologies, Inc.*	10,430	85,526
Orthofix Medical, Inc.*	5,403	72,832
OrthoPediatrics Corp.*	194	6,307
Pulse Biosciences, Inc.*	1,559	19,082
Varex Imaging Corp.*	5,800	118,900
Vicarious Surgical, Inc., Class A*	5,285	1,938
Zimvie, Inc.*	4,077	72,367

		2,884,683

Health Care Providers & Services (0.5%)
23andMe Holding Co., Class A (x)*	45,563	41,622
Accolade, Inc.*	619	7,434
AdaptHealth Corp., Class A*	6,969	50,804
Addus HomeCare Corp.*	1,243	115,412
Agiliti, Inc.*	598	4,736
Aveanna Healthcare Holdings, Inc.*	5,641	15,118
Brookdale Senior Living, Inc.*	27,946	162,646
Cano Health, Inc. (x)*	333	1,955
CareMax, Inc. (x)*	11,636	5,797
Castle Biosciences, Inc.*	2,266	48,900
Community Health Systems, Inc.*	19,331	60,506
Cross Country Healthcare, Inc.*	4,268	96,627
Enhabit, Inc.*	7,548	78,122
Fulgent Genetics, Inc.*	3,121	90,228
Invitae Corp. (x)*	6,611	4,144
LifeStance Health Group, Inc. (x)*	7,341	57,480
National HealthCare Corp.	1,847	170,700
NeoGenomics, Inc.*	17,326	280,335
OPKO Health, Inc. (x)*	61,777	93,283
Owens & Minor, Inc.*	11,091	213,724
Patterson Cos., Inc.	10,169	289,308
Pediatrix Medical Group, Inc.*	12,661	117,747
PetIQ, Inc., Class A*	617	12,186
Surgery Partners, Inc.*	917	29,335

		2,048,149

Health Care Technology (0.1%)
American Well Corp., Class A*	38,729	57,706
Computer Programs and Systems, Inc.*	2,135	23,912
Definitive Healthcare Corp., Class A*	4,869	48,398
Health Catalyst, Inc.*	3,957	36,642
HealthStream, Inc.	2,068	55,898
Multiplan Corp. (x)*	58,594	84,376
Sharecare, Inc. (x)*	44,773	48,355
Veradigm, Inc.*	16,266	170,630

		525,917

Life Sciences Tools & Services (0.2%)
Adaptive Biotechnologies Corp.*	3,984	19,522
BioLife Solutions, Inc.*	516	8,385
Codexis, Inc.*	9,245	28,197
CryoPort, Inc.*	1,075	16,652
MaxCyte, Inc.*	12,537	58,924
NanoString Technologies, Inc. (x)*	758	567
Nautilus Biotechnology, Inc., Class A*	7,777	23,253
OmniAb, Inc. (Earn Out Shares) (r)(x)*	1,612	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	14,116	87,096
Pacific Biosciences of California, Inc.*	17,369	170,390
Quanterix Corp.*	4,536	124,014
Quantum-Si, Inc. (x)*	14,888	29,925
Seer, Inc., Class A*	9,216	17,879
SomaLogic, Inc.*	22,617	57,221

		642,025

Pharmaceuticals (0.4%)
Amneal Pharmaceuticals, Inc.*	17,771	107,870
ANI Pharmaceuticals, Inc.*	445	24,537
Arvinas, Inc.*	462	19,016
Assertio Holdings, Inc. (x)*	13,427	14,367

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Atea Pharmaceuticals, Inc.*	12,332	$37,613
Biote Corp., Class A*	898	4,436
Cara Therapeutics, Inc.*	7,148	5,311
Citius Pharmaceuticals, Inc. (x)*	15,510	11,733
Edgewise Therapeutics, Inc.*	6,677	73,046
Enliven Therapeutics, Inc. (x)*	3,549	49,118
EyePoint Pharmaceuticals, Inc. (x)*	1,697	39,218
Ikena Oncology, Inc.*	3,049	6,007
Innoviva, Inc.*	8,069	129,427
Ligand Pharmaceuticals, Inc.*	2,175	155,338
Liquidia Corp. (x)*	1,956	23,531
Longboard Pharmaceuticals, Inc.*	1,355	8,171
Neumora Therapeutics, Inc.*	1,203	20,511
NGM Biopharmaceuticals, Inc.*	7,004	6,016
Nuvation Bio, Inc.*	22,101	33,372
Omeros Corp. (x)*	5,476	17,907
Phathom Pharmaceuticals, Inc. (x)*	3,431	31,325
Phibro Animal Health Corp., Class A	2,097	24,283
Prestige Consumer Healthcare, Inc.*	7,511	459,823
Rain Oncology, Inc. (x)*	653	784
Scilex Holding Co. (r)(x)*	8,559	14,841
Taro Pharmaceutical Industries Ltd.*	1,251	52,267
Tarsus Pharmaceuticals, Inc.*	4,277	86,609
Terns Pharmaceuticals, Inc. (x)*	2,175	14,116
Theravance Biopharma, Inc. (x)*	7,704	86,593
Theseus Pharmaceuticals, Inc. (x)*	3,200	12,960
Third Harmonic Bio, Inc. (x)*	2,866	31,440
Trevi Therapeutics, Inc.*	6,090	8,161
WaVe Life Sciences Ltd.*	8,641	43,637
Zevra Therapeutics, Inc. (x)*	5,213	34,145

		1,687,529

Total Health Care		17,199,944

Industrials (17.1%)
Aerospace & Defense (0.6%)
AAR Corp.*	5,081	317,054
AerSale Corp.*	3,979	50,514
Archer Aviation, Inc., Class A (x)*	23,195	142,417
Astronics Corp.*	4,040	70,377
Ducommun, Inc.*	1,951	101,569
Kaman Corp.	4,310	103,225
Kratos Defense & Security Solutions, Inc.*	19,030	386,119
Moog, Inc., Class A	3,401	492,397
National Presto Industries, Inc.	787	63,180
Park Aerospace Corp.	2,867	42,145
Parsons Corp.*	3,335	209,138
Terran Orbital Corp. (x)*	11,371	12,963
Triumph Group, Inc.*	9,442	156,548
V2X, Inc.*	1,705	79,180
Virgin Galactic Holdings, Inc. (x)*	21,487	52,643

		2,279,469

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	8,405	148,012
Hub Group, Inc., Class A*	4,771	438,646
Radiant Logistics, Inc.*	4,987	33,114

		619,772

Building Products (0.9%)
American Woodmark Corp.*	2,312	214,669
Apogee Enterprises, Inc.	2,055	109,758
AZZ, Inc.	3,707	215,340
Gibraltar Industries, Inc.*	2,001	158,039
Griffon Corp.	2,508	152,863
Insteel Industries, Inc.	2,836	108,590
JELD-WEN Holding, Inc.*	12,625	238,360
Masterbrand, Inc.*	19,344	287,258
Quanex Building Products Corp.	4,900	149,793
Resideo Technologies, Inc.*	22,030	414,605
UFP Industries, Inc.	7,617	956,314
Zurn Elkay Water Solutions Corp.	17,645	518,939

		3,524,528

Commercial Services & Supplies (3.1%)
ABM Industries, Inc.	9,878	442,831
ACCO Brands Corp.	14,114	85,813
Aris Water Solutions, Inc., Class A	3,861	32,394
BrightView Holdings, Inc.*	6,349	53,459
CECO Environmental Corp.*	4,424	89,719
Cimpress plc*	1,197	95,820
Civeo Corp.	220,400	5,036,140
CompX International, Inc.	255	6,446
CoreCivic, Inc.*	16,976	246,661
Deluxe Corp.	6,447	138,288
Ennis, Inc.	3,790	83,039
Enviri Corp.*	11,502	103,518
GEO Group, Inc. (The)*	18,082	195,828
Healthcare Services Group, Inc.*	717	7,435
HNI Corp.	6,302	263,613
Interface, Inc., Class A	8,698	109,769
Li-Cycle Holdings Corp. (x)*	20,391	11,925
Liquidity Services, Inc.*	1,388	23,887
Matthews International Corp., Class A	3,349	122,741
MillerKnoll, Inc.	11,050	294,814
NL Industries, Inc.	958	5,374
OPENLANE, Inc.*	105,271	1,559,063
Performant Financial Corp.*	2,507	7,834
Quad/Graphics, Inc.*	5,092	27,599
RB Global, Inc.	30,696	2,053,255
Steelcase, Inc., Class A	14,084	190,416
UniFirst Corp.	2,259	413,194
VSE Corp.	1,908	123,276

		11,824,151

Construction & Engineering (0.5%)
API Group Corp.*	10,161	351,571
Arcosa, Inc.	7,225	597,074
Argan, Inc.	1,818	85,064
Concrete Pumping Holdings, Inc.*	1,703	13,965
Fluor Corp.*	1,475	57,776
Granite Construction, Inc.	5,750	292,445
Great Lakes Dredge & Dock Corp.*	9,867	75,778
INNOVATE Corp. (x)*	6,271	7,713
Limbach Holdings, Inc.*	1,106	50,290
Northwest Pipe Co.*	1,378	41,698
Primoris Services Corp.	7,417	246,319
Southland Holdings, Inc.*	639	3,297
Sterling Infrastructure, Inc.*	552	48,537
Tutor Perini Corp.*	6,699	60,961

		1,932,488

Electrical Equipment (0.3%)
Babcock & Wilcox Enterprises, Inc.*	8,099	11,825
Blink Charging Co.*	4,412	14,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Encore Wire Corp.	2,254	$481,454
Energy Vault Holdings, Inc. (x)*	15,210	35,439
EnerSys	406	40,990
Eos Energy Enterprises, Inc. (x)*	1,761	1,919
ESS Tech, Inc. (x)*	14,474	16,500
FuelCell Energy, Inc. (x)*	67,962	108,739
GrafTech International Ltd.	12,081	26,457
LSI Industries, Inc.	844	11,884
Powell Industries, Inc.	1,373	121,373
Preformed Line Products Co.	203	27,174
SES AI Corp. (x)*	17,621	32,246
Stem, Inc. (x)*	21,159	82,097
Thermon Group Holdings, Inc.*	4,366	142,201

		1,155,255

Ground Transportation (0.3%)
ArcBest Corp.	2,173	261,216
Covenant Logistics Group, Inc., Class A	1,290	59,392
FTAI Infrastructure, Inc.	14,362	55,868
Heartland Express, Inc.	6,762	96,426
Marten Transport Ltd.	1,660	34,827
PAM Transportation Services, Inc.*	820	17,040
RXO, Inc.*	2,311	53,754
TuSimple Holdings, Inc., Class A*	25,872	22,710
Universal Logistics Holdings, Inc.	1,022	28,636
Werner Enterprises, Inc.	8,154	345,485

		975,354

Machinery (2.9%)
3D Systems Corp.*	19,204	121,945
Albany International Corp., Class A	559	54,905
Astec Industries, Inc.	3,478	129,382
Barnes Group, Inc.	7,447	242,996
Blue Bird Corp.*	3,497	94,279
Chart Industries, Inc.*	2,497	340,416
Columbus McKinnon Corp.	4,297	167,669
Commercial Vehicle Group, Inc.*	4,307	30,192
Desktop Metal, Inc., Class A (x)*	42,996	32,290
Enpro, Inc.	3,130	490,596
ESCO Technologies, Inc.	1,619	189,472
Gencor Industries, Inc.*	1,552	25,049
Gorman-Rupp Co. (The)	2,557	90,850
Greenbrier Cos., Inc. (The)	4,597	203,096
Hillman Solutions Corp.*	29,165	268,610
Hyliion Holdings Corp.*	22,146	18,020
Kennametal, Inc.	12,106	312,214
Luxfer Holdings plc	4,062	36,314
Manitowoc Co., Inc. (The)*	5,023	83,834
Mayville Engineering Co., Inc.*	1,535	22,135
Microvast Holdings, Inc. (x)*	31,901	44,661
Miller Industries, Inc.	1,517	64,154
Mueller Industries, Inc.	9,488	447,359
Nikola Corp. (x)*	91,199	79,781
Oshkosh Corp.	59,000	6,396,190
Park-Ohio Holdings Corp.	1,275	34,374
Proto Labs, Inc.*	3,883	151,282
REV Group, Inc.	4,739	86,108
SPX Technologies, Inc.*	1,138	114,949
Standex International Corp.	319	50,523
Tennant Co.	1,332	123,463
Terex Corp.	4,166	239,378
Titan International, Inc.*	7,959	118,430
Trinity Industries, Inc.	9,977	265,288

		11,170,204

Marine Transportation (2.9%)
Clarkson plc	118,400	4,776,572
Costamare, Inc.	7,116	74,078
Eagle Bulk Shipping, Inc. (x)	1,418	78,557
Genco Shipping & Trading Ltd.	6,233	103,406
Golden Ocean Group Ltd.	18,334	178,940
Himalaya Shipping Ltd. (x)*	3,166	21,402
Matson, Inc.	5,167	566,303
Pangaea Logistics Solutions Ltd.	5,554	45,765
Safe Bulkers, Inc.	9,800	38,514
Stolt-Nielsen Ltd.	168,400	5,163,102

		11,046,639

Passenger Airlines (0.4%)
Allegiant Travel Co.	2,100	173,481
Blade Air Mobility, Inc. (x)*	9,141	32,268
Hawaiian Holdings, Inc.*	7,527	106,883
JetBlue Airways Corp. (x)*	49,977	277,372
Joby Aviation, Inc. (x)*	27,752	184,551
SkyWest, Inc.*	6,080	317,376
Spirit Airlines, Inc.	16,484	270,173
Sun Country Airlines Holdings, Inc.*	2,467	38,806

		1,400,910

Professional Services (3.8%)
Alight, Inc., Class A*	62,267	531,138
ASGN, Inc.*	5,231	503,065
Asure Software, Inc.*	3,073	29,255
Barrett Business Services, Inc.	67	7,759
BlackSky Technology, Inc., Class A (x)*	18,097	25,336
CACI International, Inc., Class A*	28,000	9,068,080
Conduent, Inc.*	26,150	95,447
First Advantage Corp.	7,493	124,159
FiscalNote Holdings, Inc. (x)*	7,808	8,901
Heidrick & Struggles International, Inc.	2,964	87,527
HireRight Holdings Corp.*	1,948	26,201
Kelly Services, Inc., Class A	4,822	104,252
Korn Ferry	7,827	464,532
Mistras Group, Inc.*	3,241	23,724
NV5 Global, Inc.*	214	23,780
Planet Labs PBC (x)*	2,450	6,051
Resources Connection, Inc.	4,959	70,269
Science Applications International Corp.	24,000	2,983,680
Skillsoft Corp. (x)*	647	11,374
Sterling Check Corp. (x)*	4,399	61,234
TrueBlue, Inc.*	4,481	68,739
Willdan Group, Inc.*	1,819	39,108

		14,363,611

Trading Companies & Distributors (1.1%)
Beacon Roofing Supply, Inc.*	7,779	676,929
BlueLinx Holdings, Inc.*	1,281	145,150
Boise Cascade Co.	5,936	767,881
Distribution Solutions Group, Inc.*	203	6,407
DXP Enterprises, Inc.*	2,018	68,007
EVI Industries, Inc.	194	4,604

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
GATX Corp.	4,941	$594,007
Global Industrial Co.	354	13,749
GMS, Inc.*	4,245	349,915
Hudson Technologies, Inc.*	5,522	74,492
MRC Global, Inc.*	8,076	88,917
NOW, Inc.*	16,053	181,720
Rush Enterprises, Inc., Class A	9,061	455,768
Rush Enterprises, Inc., Class B	1,497	79,311
Textainer Group Holdings Ltd.	6,042	297,266
Titan Machinery, Inc.*	3,063	88,459
Willis Lease Finance Corp. (x)*	500	24,440
Xometry, Inc., Class A (x)*	4,633	166,371

		4,083,393

Transportation Infrastructure (0.1%)
Braemar plc (x)*	160,000	560,846

Total Industrials		64,936,620

Information Technology (3.1%)
Communications Equipment (0.2%)
ADTRAN Holdings, Inc.	12,037	88,352
Aviat Networks, Inc.*	1,668	54,477
Comtech Telecommunications Corp.	3,913	32,987
Digi International, Inc.*	581	15,106
DZS, Inc. (x)*	3,017	5,943
KVH Industries, Inc.*	2,619	13,776
NETGEAR, Inc.*	4,322	63,015
NetScout Systems, Inc.*	10,377	227,775
Ribbon Communications, Inc.*	13,516	39,196
Viavi Solutions, Inc.*	6,013	60,551

		601,178

Electronic Equipment, Instruments & Components (1.1%)
908 Devices, Inc.*	3,483	39,079
Aeva Technologies, Inc. (x)*	14,193	10,754
Arlo Technologies, Inc.*	1,407	13,395
Bel Fuse, Inc., Class B	1,403	93,678
Belden, Inc.	2,408	186,018
Benchmark Electronics, Inc.	5,255	145,248
Climb Global Solutions, Inc.	129	7,073
Daktronics, Inc.*	5,810	49,269
ePlus, Inc.*	3,791	302,673
Evolv Technologies Holdings, Inc.*	14,207	67,057
FARO Technologies, Inc.*	2,453	55,266
Iteris, Inc. (x)*	3,126	16,255
Itron, Inc.*	6,203	468,389
Kimball Electronics, Inc.*	2,693	72,576
Knowles Corp.*	13,624	244,006
Methode Electronics, Inc.	5,062	115,059
Mirion Technologies, Inc., Class A*	29,726	304,692
nLight, Inc.*	6,675	90,113
PAR Technology Corp. (x)*	3,703	161,229
PC Connection, Inc.	1,693	113,787
Plexus Corp.*	454	49,091
Richardson Electronics Ltd.	1,820	24,297
Rogers Corp.*	707	93,373
Sanmina Corp.*	8,061	414,094
ScanSource, Inc.*	3,758	148,854
SmartRent, Inc., Class A*	27,905	89,017
TTM Technologies, Inc.*	15,356	242,778
Vishay Intertechnology, Inc.	19,348	463,772
Vishay Precision Group, Inc.*	1,847	62,927
Vuzix Corp. (x)*	9,071	18,913

		4,162,732

IT Services (0.1%)
Brightcove, Inc.*	6,275	16,252
Fastly, Inc., Class A*	2,848	50,695
Grid Dynamics Holdings, Inc.*	1,722	22,954
Hackett Group, Inc. (The)	264	6,011
Information Services Group, Inc.	2,330	10,974
Rackspace Technology, Inc.*	11,357	22,714
Squarespace, Inc., Class A*	5,232	172,708
Tucows, Inc., Class A (x)*	902	24,354
Unisys Corp.*	10,478	58,887

		385,549

Semiconductors & Semiconductor Equipment (0.9%)
ACM Research, Inc., Class A*	6,170	120,562
Alpha & Omega Semiconductor Ltd.*	3,413	88,943
Ambarella, Inc.*	2,169	132,938
Amkor Technology, Inc.	16,886	561,797
Atomera, Inc. (x)*	853	5,980
CEVA, Inc.*	364	8,267
Cohu, Inc.*	6,995	247,553
Diodes, Inc.*	1,429	115,063
Ichor Holdings Ltd.*	4,267	143,499
indie Semiconductor, Inc., Class A*	1,255	10,178
Kulicke & Soffa Industries, Inc.	2,488	136,143
Maxeon Solar Technologies Ltd. (x)*	1,624	11,644
Navitas Semiconductor Corp., Class A*	13,805	111,406
NVE Corp.	75	5,882
Onto Innovation, Inc.*	1,039	158,863
Photronics, Inc.*	9,043	283,679
Semtech Corp.*	9,662	211,694
SMART Global Holdings, Inc.*	5,642	106,803
Synaptics, Inc.*	5,432	619,683
Ultra Clean Holdings, Inc.*	6,644	226,826
Veeco Instruments, Inc.*	7,541	233,997

		3,541,400

Software (0.6%)
ACI Worldwide, Inc.*	2,242	68,605
Adeia, Inc.	2,160	26,762
American Software, Inc., Class A	975	11,018
Aurora Innovation, Inc., Class A (x)*	50,122	219,033
Bit Digital, Inc. (x)*	11,402	48,230
C3.ai, Inc., Class A (x)*	2,913	83,632
Cerence, Inc.*	5,938	116,741
Cipher Mining, Inc. (x)*	5,220	21,559
Cleanspark, Inc.(x)*	19,640	216,629
CommVault Systems, Inc.*	434	34,655
Consensus Cloud Solutions, Inc.*	1,326	34,754
CS Disco, Inc.*	3,205	24,326
Digital Turbine, Inc.*	10,791	74,026
E2open Parent Holdings, Inc.*	25,783	113,187
EverCommerce, Inc.*	772	8,515
LiveRamp Holdings, Inc.*	9,829	372,323
Matterport, Inc. (x)*	38,818	104,420
MeridianLink, Inc.*	1,300	32,201
Mitek Systems, Inc.*	606	7,902
N-able, Inc.*	959	12,707

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
NextNav, Inc. (x)*	1,064	$4,735
Olo, Inc., Class A*	6,884	39,377
ON24, Inc.	4,602	36,264
OneSpan, Inc.*	468	5,017
PROS Holdings, Inc.*	1,929	74,826
Riot Platforms, Inc. (x)*	8,602	133,073
SolarWinds Corp.*	7,554	94,350
Terawulf, Inc. (x)*	20,350	48,840
Verint Systems, Inc.*	785	21,219
Xperi, Inc.*	6,619	72,941

		2,161,867

Technology Hardware, Storage & Peripherals (0.2%)
CompoSecure, Inc. (x)*	185	999
Eastman Kodak Co.*	8,922	34,796
Immersion Corp.	4,764	33,634
Intevac, Inc. (x)*	4,281	18,494
IonQ, Inc. (x)*	20,463	253,537
Turtle Beach Corp.*	2,393	26,203
Xerox Holdings Corp.	17,683	324,129

		691,792

Total Information Technology		11,544,518

Materials (4.0%)
Chemicals (0.7%)
AdvanSix, Inc.	3,988	119,480
American Vanguard Corp.	3,299	36,190
Aspen Aerogels, Inc.*	7,749	122,279
Avient Corp.	13,486	560,613
Core Molding Technologies, Inc.*	888	16,455
Danimer Scientific, Inc., Class A (x)*	14,082	14,364
Ecovyst, Inc.*	10,928	106,767
HB Fuller Co.	883	71,885
Innospec, Inc.	421	51,884
Intrepid Potash, Inc.*	1,655	39,538
Koppers Holdings, Inc.	2,978	152,533
Kronos Worldwide, Inc.	3,519	34,979
LSB Industries, Inc.*	8,421	78,399
Mativ Holdings, Inc.	8,216	125,787
Minerals Technologies, Inc.	4,847	345,640
Origin Materials, Inc. (x)*	15,900	13,296
Perimeter Solutions SA*	22,296	102,562
PureCycle Technologies, Inc. (x)*	13,451	54,476
Rayonier Advanced Materials, Inc.*	9,978	40,411
Stepan Co.	2,801	264,834
Trinseo plc	5,228	43,758
Tronox Holdings plc	17,761	251,496
Valhi, Inc. (x)	375	5,696

		2,653,322

Construction Materials (0.3%)
Knife River Corp.*	8,448	559,089
Summit Materials, Inc., Class A*	17,899	688,395

		1,247,484

Containers & Packaging (0.2%)
Greif, Inc., Class A	3,812	250,029
Greif, Inc., Class B	662	43,699
O-I Glass, Inc.*	3,575	58,559
Pactiv Evergreen, Inc.	6,132	84,070
Ranpak Holdings Corp., Class A*	6,153	35,810
TriMas Corp.	6,352	160,896

		633,063

Metals & Mining (2.8%)
5E Advanced Materials, Inc. (x)*	1,244	1,754
Alpha Metallurgical Resources, Inc.	1,609	545,322
Arch Resources, Inc.	2,694	447,042
Caledonia Mining Corp. plc	2,137	26,071
Carpenter Technology Corp.	7,324	518,539
Coeur Mining, Inc.*	48,629	158,531
Commercial Metals Co.	17,518	876,601
Constellium SE*	7,320	146,107
Contango ORE, Inc. (x)*	573	10,377
Dakota Gold Corp. (x)*	1,810	4,742
Haynes International, Inc.	1,890	107,825
Hecla Mining Co.	72,223	347,393
i-80 Gold Corp.*	25,493	44,868
Kaiser Aluminum Corp.	124	8,828
Mesabi Trust	92,000	1,883,240
Olympic Steel, Inc.	1,509	100,650
Piedmont Lithium, Inc. (x)*	1,821	51,407
Ramaco Resources, Inc., Class A	3,432	58,962
Ramaco Resources, Inc., Class B	686	9,130
Ryerson Holding Corp.	3,959	137,298
Sandstorm Gold Ltd. (x)	789,000	3,968,670
Schnitzer Steel Industries, Inc., Class A	3,795	114,457
SunCoke Energy, Inc.	12,354	132,682
TimkenSteel Corp.*	6,601	154,793
Tredegar Corp.	4,338	23,469
Warrior Met Coal, Inc.	7,745	472,213
Wheaton Precious Metals Corp.	2,400	118,416
Worthington Steel, Inc.*	4,579	128,670

		10,598,057

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	2,399	86,652
Glatfelter Corp.*	6,919	13,423

		100,075

Total Materials		15,232,001

Real Estate (8.2%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	10,929	207,870
Alpine Income Property Trust, Inc. (REIT)	2,131	36,035
American Assets Trust, Inc. (REIT)	7,400	166,574
Armada Hoffler Properties, Inc. (REIT)	10,609	131,233
Broadstone Net Lease, Inc. (REIT)	28,462	490,116
CTO Realty Growth, Inc. (REIT)	3,486	60,412
Empire State Realty Trust, Inc. (REIT), Class A	19,985	193,655
Essential Properties Realty Trust, Inc. (REIT)	20,806	531,801
Gladstone Commercial Corp. (REIT)	4,916	65,088
Global Net Lease, Inc. (REIT)	29,390	292,430
NexPoint Diversified Real Estate Trust (REIT)	5,010	39,830
One Liberty Properties, Inc. (REIT)	2,448	53,636

		2,268,680

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	13,643	$305,330
Community Healthcare Trust, Inc. (REIT)	1,353	36,044
Diversified Healthcare Trust (REIT)	36,548	136,689
Global Medical REIT, Inc. (REIT)	9,277	102,975
LTC Properties, Inc. (REIT)	6,260	201,071
National Health Investors, Inc. (REIT)	5,735	320,300
Physicians Realty Trust (REIT)	35,842	477,057
Sabra Health Care REIT, Inc. (REIT)	34,707	495,269

		2,074,735

Hotel & Resort REITs (0.6%)
Apple Hospitality REIT, Inc. (REIT)	32,468	539,294
Braemar Hotels & Resorts, Inc. (REIT)	9,488	23,720
Chatham Lodging Trust (REIT)	7,096	76,069
DiamondRock Hospitality Co. (REIT)	31,775	298,367
Pebblebrook Hotel Trust (REIT) (x)	17,989	287,464
RLJ Lodging Trust (REIT)	23,413	274,400
Service Properties Trust (REIT)	24,871	212,398
Summit Hotel Properties, Inc. (REIT)	15,587	104,745
Sunstone Hotel Investors, Inc. (REIT)	31,591	338,972
Xenia Hotels & Resorts, Inc. (REIT)	16,249	221,311

		2,376,740

Industrial REITs (0.5%)
Innovative Industrial Properties, Inc. (REIT)	4,178	421,226
LXP Industrial Trust (REIT)	43,846	434,952
Plymouth Industrial REIT, Inc. (REIT)	6,444	155,107
Terreno Realty Corp. (REIT)	12,429	778,926

		1,790,211

Office REITs (0.7%)
Brandywine Realty Trust (REIT)	25,148	135,799
City Office REIT, Inc. (REIT)	5,945	36,324
COPT Defense Properties (REIT)	16,869	432,353
Douglas Emmett, Inc. (REIT) (x)	19,071	276,530
Easterly Government Properties, Inc. (REIT), Class A	14,121	189,786
Equity Commonwealth (REIT)	15,287	293,511
Hudson Pacific Properties, Inc. (REIT)	20,084	186,982
JBG SMITH Properties (REIT)	15,382	261,648
Office Properties Income Trust (REIT)	7,073	51,774
Orion Office REIT, Inc. (REIT)	8,863	50,696
Paramount Group, Inc. (REIT)	28,018	144,853
Peakstone Realty Trust (REIT)	5,432	108,260
Piedmont Office Realty Trust, Inc. (REIT), Class A	18,994	135,047
Postal Realty Trust, Inc. (REIT), Class A	2,772	40,360
SL Green Realty Corp. (REIT) (x)	9,122	412,041

		2,755,964

Real Estate Management & Development (2.8%)
American Realty Investors, Inc.*	237	4,126
Anywhere Real Estate, Inc.*	14,673	118,998
Compass, Inc., Class A*	7,075	26,602
Cushman & Wakefield plc*	17,922	193,558
DigitalBridge Group, Inc.	16,738	293,584
Douglas Elliman, Inc.	13,046	38,486
DREAM Unlimited Corp., Class A	232,600	3,972,808
Forestar Group, Inc.*	2,669	88,264
FRP Holdings, Inc.*	986	62,000
Howard Hughes Holdings, Inc.*	41,100	3,516,105
Kennedy-Wilson Holdings, Inc.	18,011	222,976
Marcus & Millichap, Inc.	2,200	96,096
Newmark Group, Inc., Class A	20,420	223,803
Opendoor Technologies, Inc.*	78,424	351,339
RE/MAX Holdings, Inc., Class A	2,899	38,644
RMR Group, Inc. (The), Class A	890	25,125
Star Holdings (REIT)*	2,207	33,061
Stratus Properties, Inc.*	806	23,261
Tejon Ranch Co.*	74,420	1,280,024
Transcontinental Realty Investors, Inc.*	193	6,670

		10,615,530

Residential REITs (0.9%)
Apartment Investment and Management Co. (REIT), Class A*	22,232	174,077
BRT Apartments Corp. (REIT)	1,862	34,615
Centerspace (REIT)	2,306	134,209
Clipper Realty, Inc. (REIT)	267	1,442
Elme Communities (REIT)	13,279	193,873
Equity LifeStyle Properties, Inc. (REIT)	28,800	2,031,552
Independence Realty Trust, Inc. (REIT)	33,824	517,507
NexPoint Residential Trust, Inc. (REIT)	2,352	80,979
UMH Properties, Inc. (REIT)	7,084	108,527
Veris Residential, Inc. (REIT)	11,903	187,234

		3,464,015

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	13,701	232,780
CBL & Associates Properties, Inc. (REIT) (x)	1,124	27,448
Getty Realty Corp. (REIT)	7,195	210,238
InvenTrust Properties Corp. (REIT)	10,317	261,433
Kite Realty Group Trust (REIT)	32,652	746,425
Macerich Co. (The) (REIT)	32,677	504,206
NETSTREIT Corp. (REIT)	10,467	186,836
Phillips Edison & Co., Inc. (REIT)	14,733	537,460
Retail Opportunity Investments Corp. (REIT)	18,597	260,916
Saul Centers, Inc. (REIT)	193	7,579
SITE Centers Corp. (REIT)	28,664	390,690
Tanger, Inc. (REIT)	8,108	224,754
Urban Edge Properties (REIT)	17,442	319,188
Whitestone REIT (REIT)	7,539	92,654

		4,002,607

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	6,712	83,766
Four Corners Property Trust, Inc. (REIT)	12,215	309,039
Gladstone Land Corp. (REIT)	5,223	75,472
Outfront Media, Inc. (REIT)	11,808	164,840
PotlatchDeltic Corp. (REIT)	11,940	586,254
Safehold, Inc. (REIT)	7,389	172,903
Uniti Group, Inc. (REIT)	35,872	207,340

		1,599,614

Total Real Estate		30,948,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Utilities (2.1%)
Electric Utilities (0.6%)
ALLETE, Inc.	8,637	$528,239
Genie Energy Ltd., Class B	1,350	37,975
MGE Energy, Inc.	2,689	194,442
Otter Tail Corp.	2,895	245,988
PNM Resources, Inc.	11,495	478,192
Portland General Electric Co.	15,254	661,108

		2,145,944

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A (x)	16,095	567,831
Chesapeake Utilities Corp.	1,141	120,524
New Jersey Resources Corp.	6,884	306,889
Northwest Natural Holding Co.	5,449	212,184
ONE Gas, Inc.	8,246	525,435
RGC Resources, Inc. (x)	990	20,137
Rubis SCA	13,100	325,389
Southwest Gas Holdings, Inc.	9,216	583,834
Spire, Inc.	7,685	479,083

		3,141,306

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	9,969	68,088
Ormat Technologies, Inc.	2,872	217,669
Sunnova Energy International, Inc. (x)*	8,009	122,137

		407,894

Multi-Utilities (0.4%)
Avista Corp.	11,450	409,223
Black Hills Corp.	10,198	550,182
Northwestern Energy Group, Inc.	9,225	469,460
Unitil Corp.	1,687	88,686

		1,517,551

Water Utilities (0.2%)
Artesian Resources Corp., Class A	361	14,964
California Water Service Group	5,880	304,996
Consolidated Water Co. Ltd.	1,589	56,568
SJW Group	4,764	311,327

		687,855

Total Utilities		7,900,550

Total Common Stocks (94.2%) (Cost $246,750,331)		356,634,266

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Cartesian Therapeutics, Inc. (x)*	12,836	1,733
Chinook Therapeutics, Inc., CVR (r)*	6,337	2,535

Total Rights (0.0%)† (Cost $3,586)		4,268

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.3%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	3,000,000	$3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	1,429,684	1,429,684
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,830,326	2,830,326
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	18,493,036	18,507,830
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		27,767,840

Total Short-Term Investments (7.3%) (Cost $27,759,549)		27,767,840

Total Investments in Securities (101.5%) (Cost $274,513,466)		384,406,374
Other Assets Less Liabilities (-1.5%)		(5,638,737)

Net Assets (100%)		$378,767,637

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $12,447,725. This was collateralized by $4,038,754 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 1/15/24 - 11/15/53 and by cash of $9,260,010 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Capital Markets
Associated Capital Group, Inc., Class A (x)	103,000	6,149,604	—	(1,547,163)	105,743	(1,030,054)	3,678,130	25,040	—
Financial Services
PennyMac Financial Services, Inc.	3,619	253,667	5,937	(65,263)	20,890	104,580	319,811	3,242	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	12,992	142,373	30,274	(11,986)	664	32,905	194,230	20,739	—

Total		6,545,644	36,211	(1,624,412)	127,297	(892,569)	4,192,171	49,021	—

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	11	3/2024	USD	1,126,235	47,439

					47,439

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$11,886,182	$—	$12,077		$11,898,259
Consumer Discretionary	59,851,487	—	—(a	)	59,851,487
Consumer Staples	16,515,618	—	—		16,515,618
Energy	61,650,544	—	—		61,650,544
Financials	58,956,629	—	—		58,956,629
Health Care	17,185,103	—	14,841		17,199,944
Industrials	54,436,100	10,500,520	—		64,936,620
Information Technology	11,544,518	—	—		11,544,518
Materials	15,232,001	—	—		15,232,001
Real Estate	30,948,096	—	—		30,948,096
Utilities	7,575,161	325,389	—		7,900,550
Futures	47,439	—	—		47,439

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Health Care	$—	$1,733	$2,535	$4,268
Short-Term Investments
Investment Companies	27,767,840	—	—	27,767,840

Total Assets	$373,596,718	$10,827,642	$29,453	$384,453,813

Total Liabilities	$—	$—	$—	$—

Total	$373,596,718	$10,827,642	$29,453	$384,453,813

(a) Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$47,439	*

Total		$47,439

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Total
Equity contracts	$139,332	$139,332

Total	$139,332	$139,332

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$57,101	$57,101

Total	$57,101	$57,101

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,184,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$51,846,341
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$81,040,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 39%)*	Net Proceeds of Sales and Redemptions (affiliated 31%)*	Net Realized Gain (Loss)
$ 20,067,905	$24,946,055	$3,716,494

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,985,478
Aggregate gross unrealized depreciation	(37,690,105)

Net unrealized appreciation	$106,295,373

Federal income tax cost of investments in securities and derivative instruments, if applicable	$278,158,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $3,496,041)	$4,192,171
Unaffiliated Issuers (Cost $271,017,425)	380,214,203
Cash	3,389,911
Cash held as collateral at broker for futures	72,800
Dividends, interest and other receivables	460,375
Receivable for securities sold	214,763
Receivable for Portfolio shares sold	36,794
Securities lending income receivable	13,403
Other assets	1,559

Total assets	388,595,979

LIABILITIES
Payable for return of collateral on securities loaned	9,260,010
Payable for securities purchased	217,122
Investment management fees payable	104,647
Payable for Portfolio shares repurchased	80,924
Distribution fees payable – Class IB	46,596
Administrative fees payable	40,866
Due to broker for futures variation margin	28,755
Accrued expenses	49,422

Total liabilities	9,828,342

Commitments and contingent liabilities^
NET ASSETS	$378,767,637

Net assets were comprised of:
Paid in capital	$271,971,286
Total distributable earnings (loss)	106,796,351

Net assets	$378,767,637

Class IB
Net asset value, offering and redemption price per share, $225,044,780 / 21,316,204 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.56

Class K
Net asset value, offering and redemption price per share, $153,722,857 / 14,575,178 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.55

(x)	Includes value of securities on loan of $12,447,725.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($49,021 of dividend income received from affiliates) (net of $67,844 foreign withholding tax)	$7,076,318
Interest	166,033
Securities lending (net)	207,640

Total income	7,449,991

EXPENSES
Investment management fees	2,959,644
Distribution fees – Class IB	543,900
Administrative fees	473,044
Professional fees	258,279
Custodian fees	103,300
Printing and mailing expenses	45,774
Trustees’ fees	13,618
Miscellaneous	9,512

Gross expenses	4,407,071
Less: Waiver from investment manager	(534,046)

Net expenses	3,873,025

NET INVESTMENT INCOME (LOSS)	3,576,966

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($127,297 realized gain (loss) from affiliates)	10,287,223
Futures contracts	139,332
Foreign currency transactions	(4,180)

Net realized gain (loss)	10,422,375

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(892,569) of change in unrealized appreciation (depreciation) from affiliates)	6,270,210
Futures contracts	57,101
Foreign currency translations	(85)

Net change in unrealized appreciation (depreciation)	6,327,226

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,749,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,326,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,576,966	$3,558,118
Net realized gain (loss)	10,422,375	53,342,988
Net change in unrealized appreciation (depreciation)	6,327,226	(57,234,594)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,326,567	(333,488)

Distributions to shareholders:
Class IB	(21,638,313)	(19,953,892)
Class K	(15,314,739)	(14,900,433)

Total distributions to shareholders	(36,953,052)	(34,854,325)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,712,300 and 2,088,000 shares, respectively ]	18,479,543	24,323,148
Capital shares issued in reinvestment of dividends and distributions [ 2,130,742 and 1,741,794 shares, respectively ]	21,638,313	19,953,892
Capital shares repurchased [ (2,904,840) and (2,928,316) shares , respectively]	(31,121,806)	(34,009,473)

Total Class IB transactions	8,996,050	10,267,567

Class K
Capital shares sold [ 6,664 and 7,957 shares, respectively ]	70,330	91,512
Capital shares issued in reinvestment of dividends and distributions [ 1,506,995 and 1,302,134 shares, respectively ]	15,314,739	14,900,433
Capital shares repurchased [ (1,654,773) and (2,827,713) shares , respectively]	(17,749,569)	(33,510,107)

Total Class K transactions	(2,364,500)	(18,518,162)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	6,631,550	(8,250,595)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,994,935)	(43,438,408)
NET ASSETS:
Beginning of year	388,762,572	432,200,980

End of year	$378,767,637	$388,762,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022		2021	2020		2019
Net asset value, beginning of year	$11.08	$12.11		$10.32	$10.62		$8.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.09	(2)	0.03	0.07	(1)	0.04
Net realized and unrealized gain (loss)	0.47	(0.05)		3.87	(0.23	)†	2.23

Total from investment operations	0.56	0.04		3.90	(0.16)		2.27

Less distributions:
Dividends from net investment income	(0.12)	(0.05)		(0.15)	(0.13)		(0.06)
Distributions from net realized gains	(0.96)	(1.02)		(1.96)	(0.01)		(0.45)
Return of capital	—	—		—	—		(0.03)

Total dividends and distributions	(1.08)	(1.07)		(2.11)	(0.14)		(0.54)

Net asset value, end of year	$10.56	$11.08		$12.11	$10.32		$10.62

Total return	5.79%	0.07%		38.52%	(1.51)%		25.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$225,045	$225,840		$235,844	$162,278		$7,831
Ratio of expenses to average net assets:
After waivers (f)	1.15%	1.15%		1.15%	1.15%		1.15%
Before waivers (f)	1.29%	1.23%		1.21%	1.27%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.87%	0.80	%(bb)	0.23%	0.86	%(aa)	0.37%
Before waivers (f)	0.72%	0.72	%(bb)	0.16%	0.74	%(aa)	0.27%
Portfolio turnover rate^	15%	20%		22%	23%		14%

	Year Ended December 31,
Class K	2023	2022		2021	2020		2019
Net asset value, beginning of year	$11.07	$12.10		$10.30	$10.60		$8.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.12	(2)	0.06	0.11	(1)	0.06
Net realized and unrealized gain (loss)	0.47	(0.05)		3.88	(0.25	)†	2.22

Total from investment operations	0.59	0.07		3.94	(0.14)		2.28

Less distributions:
Dividends from net investment income	(0.15)	(0.08)		(0.18)	(0.15)		(0.07)
Distributions from net realized gains	(0.96)	(1.02)		(1.96)	(0.01)		(0.45)
Return of capital	—	—		—	—		(0.04)

Total dividends and distributions	(1.11)	(1.10)		(2.14)	(0.16)		(0.56)

Net asset value, end of year	$10.55	$11.07		$12.10	$10.30		$10.60

Total return	6.04%	0.31%		39.02%	(1.31)%		26.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$153,723	$162,923		$196,357	$192,801		$287,972
Ratio of expenses to average net assets:
After waivers (f)	0.90%	0.90%		0.90%	0.90%		0.90%
Before waivers (f)	1.04%	0.98%		0.96%	1.01%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.11%	1.03	%(bb)	0.45%	1.29	%(aa)	0.61%
Before waivers (f)	0.97%	0.96	%(bb)	0.38%	1.19	%(aa)	0.51%
Portfolio turnover rate^	15%	20%		22%	23%		14%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.03 and $0.07 for Class IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.08 and $0.11 for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.51% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.21% lower.

See Notes to Financial Statements.

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AXA Investment Managers US Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	16.49%	11.53%	8.52%
Portfolio – Class K Shares	16.88	11.82	8.80
MSCI World (Net) Index	23.79	12.80	8.60

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 16.49% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the MSCI World (Net) Index, which returned 23.79% over the same period.

Portfolio Highlights

What helped performance during the year:

•

The Portfolio’s underweight exposure to Energy was a key positive contributor to performance as the underweight in Exxon Mobil Corp. and Chevron Corp. featured among the top contributors to performance at an individual stock level.

What hurt performance during the year:

•

The strategy’s focus on stocks with lower volatility went unrewarded as low volatility factors underperformed the broad market, particularly during the very strong risk-on rally at the start of the year. However, it’s worth noting that the strategy’s defensive profile did manage to limit participation in the market drawdown over the period August through October, when markets shifted to risk-off mode.

•

Equity market leadership was extremely concentrated this year, which proved challenging for the strategy’s diversified Portfolio construction approach. The underweight exposure to some of the largest stocks in the benchmark index such as NVIDIA Corp., Amazon.com, Inc. and Meta Platforms, Inc. were key drivers of underperformance as large stocks most likely to benefit from technological advances in artificial intelligence attracted significant attention.

Portfolio Positioning and Outlook — AXA Investment Managers US Inc.

The Portfolio maintained its exposure to stocks with low-volatility and high-quality earnings, which we believe leads to above-benchmark returns with less volatility over a full market cycle. The macroeconomic outlook for 2024 suggests lower real GDP growth which should allow central banks to start cutting interests rates. Slower real GDP growth could impact corporate revenues. In such an environment we would expect high quality companies to perform well because of their superior earnings and balance sheet resilience. Falling interest rates are also typically positive for high quality companies, particularly high quality-growth companies, which benefit from a lower cost of borrowing to finance their future growth, making it more likely that they will achieve their long-term objectives.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	18.9%
Financials	17.1
Industrials	17.1
Health Care	11.9
Consumer Staples	11.4
Consumer Discretionary	6.9
Communication Services	6.5
Utilities	4.0
Real Estate	2.2
Materials	2.2
Energy	0.9
Investment Companies	0.7
Cash and Other	0.2

100.0%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,059.50	$5.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.63	5.63
Class K
Actual	1,000.00	1,061.20	4.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.89	4.36

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.11% and 0.86%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (6.5%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	83,700	$1,404,486
Nippon Telegraph & Telephone Corp.	582,500	711,807
Quebecor, Inc., Class B	20,600	490,028
Singapore Telecommunications Ltd.	263,000	492,222
Swisscom AG (Registered)	926	557,109
Telstra Group Ltd.	184,009	496,556
Verizon Communications, Inc.	72,400	2,729,480

		6,881,688

Entertainment (0.5%)
Electronic Arts, Inc.	3,456	472,815
Nintendo Co. Ltd.	19,500	1,017,734
Universal Music Group NV	9,928	282,878

		1,773,427

Interactive Media & Services (2.4%)
Alphabet, Inc., Class A*	59,820	8,356,256

Media (0.8%)
Charter Communications, Inc., Class A*	944	366,914
Comcast Corp., Class A	52,445	2,299,713

		2,666,627

Wireless Telecommunication Services (0.8%)
KDDI Corp.	23,200	738,122
SoftBank Corp.	70,700	882,246
T-Mobile US, Inc.	8,456	1,355,750

		2,976,118

Total Communication Services		22,654,116

Consumer Discretionary (6.9%)
Automobile Components (0.2%)
Bridgestone Corp.	14,600	604,709

Automobiles (0.6%)
Bayerische Motoren Werke AG	4,631	515,227
Mercedes-Benz Group AG	13,852	956,509
Tesla, Inc.*	2,598	645,551

		2,117,287

Broadline Retail (1.6%)
Amazon.com, Inc.*	31,060	4,719,256
Dollarama, Inc.	3,857	277,956
Wesfarmers Ltd.	12,895	501,228

		5,498,440

Distributors (0.1%)
Genuine Parts Co.	3,100	429,350

Hotels, Restaurants & Leisure (1.0%)
Aristocrat Leisure Ltd.	17,514	487,183
Chipotle Mexican Grill, Inc.*	300	686,088
McDonald’s Corp.	6,914	2,050,070
Restaurant Brands International, Inc.	6,100	476,611

		3,699,952

Household Durables (0.4%)
DR Horton, Inc.	3,600	547,128
Sekisui House Ltd.	41,900	930,715

		1,477,843

Specialty Retail (2.6%)
AutoZone, Inc.*	500	1,292,805
Best Buy Co., Inc.	4,400	344,432
Home Depot, Inc. (The)	9,600	3,326,880
Lowe’s Cos., Inc.	6,600	1,468,830
O’Reilly Automotive, Inc.*	1,097	1,042,238
TJX Cos., Inc. (The)	12,200	1,144,482
Tractor Supply Co. (x)	1,600	344,048

		8,963,715

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	395	264,030
Kering SA	736	324,190
NIKE, Inc., Class B	8,400	911,988

		1,500,208

Total Consumer Discretionary		24,291,504

Consumer Staples (11.4%)
Beverages (2.9%)
Brown-Forman Corp., Class B	9,400	536,740
Carlsberg A/S, Class B	2,875	360,530
Coca-Cola Co. (The)	66,319	3,908,178
Diageo plc	33,069	1,203,844
Monster Beverage Corp.*	8,200	472,402
PepsiCo, Inc.	21,783	3,699,625

		10,181,319

Consumer Staples Distribution & Retail (3.2%)
Alimentation Couche-Tard, Inc.	23,612	1,390,472
Coles Group Ltd.	35,880	393,896
Costco Wholesale Corp.	4,987	3,291,819
George Weston Ltd.	3,500	434,512
Koninklijke Ahold Delhaize NV	31,924	916,834
Kroger Co. (The)	8,100	370,251
Loblaw Cos. Ltd.	4,700	455,014
Metro, Inc., Class A	7,900	408,936
Tesco plc	105,597	391,011
Walmart, Inc.	16,500	2,601,225
Woolworths Group Ltd.	19,619	497,340

		11,151,310

Food Products (2.5%)
Archer-Daniels-Midland Co.	17,200	1,242,184
Danone SA	9,011	583,731
General Mills, Inc.	20,400	1,328,856
Hershey Co. (The)	4,900	913,556
J M Smucker Co. (The)	2,200	278,036
Kellanova	11,200	626,192
Mondelez International, Inc., Class A	28,700	2,078,741
Nestle SA (Registered)	15,989	1,853,739

		8,905,035

Household Products (2.1%)
Church & Dwight Co., Inc.	3,900	368,784
Colgate-Palmolive Co.	25,400	2,024,634
Henkel AG & Co. KGaA (Preference) (q)	5,806	466,998

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Kimberly-Clark Corp.	10,800	$1,312,308
Procter & Gamble Co. (The)	23,000	3,370,420

		7,543,144

Personal Care Products (0.7%)
L’Oreal SA	2,805	1,395,474
Unilever plc	8,484	410,742
Unilever plc (London Stock Exchange)	10,307	499,237

		2,305,453

Total Consumer Staples		40,086,261

Energy (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Cheniere Energy, Inc.	1,990	339,713
Chevron Corp.	11,400	1,700,424
Equinor ASA	34,266	1,086,506

Total Energy		3,126,643

Financials (17.1%)
Banks (4.0%)
Bank Hapoalim BM	84,967	762,944
Canadian Imperial Bank of Commerce	13,600	654,828
Commonwealth Bank of Australia	4,842	368,893
DBS Group Holdings Ltd.	30,600	774,651
DNB Bank ASA	17,175	365,141
Hang Seng Bank Ltd.	22,000	256,528
Israel Discount Bank Ltd., Class A	84,721	423,541
Japan Post Bank Co. Ltd.	39,300	400,247
JPMorgan Chase & Co.	11,400	1,939,140
Mitsubishi UFJ Financial Group, Inc.	36,600	314,475
Mizuho Financial Group, Inc.	22,400	383,262
Nordea Bank Abp (Helsinki Stock Exchange)	37,103	459,815
Nordea Bank Abp (Stockholm Stock Exchange)	33,032	408,460
Royal Bank of Canada	26,678	2,697,900
Sumitomo Mitsui Financial Group, Inc.	17,900	873,419
Svenska Handelsbanken AB, Class A	45,729	496,234
Toronto-Dominion Bank (The)	31,947	2,064,301
United Overseas Bank Ltd.	19,800	426,831

		14,070,610

Capital Markets (3.1%)
Ameriprise Financial, Inc.	1,000	379,830
ASX Ltd.	10,412	447,427
Bank of New York Mellon Corp. (The)	12,800	666,240
BlackRock, Inc.	1,100	892,980
Cboe Global Markets, Inc.	2,600	464,256
CME Group, Inc.	5,307	1,117,654
Deutsche Boerse AG	4,728	973,432
FactSet Research Systems, Inc.	900	429,345
Hong Kong Exchanges & Clearing Ltd.	12,200	418,723
Intercontinental Exchange, Inc.	11,062	1,420,693
Moody’s Corp.	1,000	390,560
MSCI, Inc.	507	286,785
Nasdaq, Inc.	13,500	784,890
S&P Global, Inc.	4,000	1,762,080
TMX Group Ltd.	15,500	374,910

		10,809,805

Financial Services (3.1%)
Berkshire Hathaway, Inc., Class B*	11,549	4,119,067
Fiserv, Inc.*	8,100	1,076,004
Jack Henry & Associates, Inc.	2,600	424,866
Mastercard, Inc., Class A	4,581	1,953,842
Visa, Inc., Class A	12,000	3,124,200

		10,697,979

Insurance (6.9%)
Aflac, Inc.	16,100	1,328,250
Allianz SE (Registered)	5,309	1,418,038
American International Group, Inc.	11,200	758,800
Aon plc, Class A	4,000	1,164,080
Assicurazioni Generali SpA	45,444	958,458
Chubb Ltd.	4,700	1,062,200
Gjensidige Forsikring ASA	24,351	449,395
Hannover Rueck SE	2,335	557,561
Hartford Financial Services Group, Inc. (The)	11,900	956,522
Intact Financial Corp.	5,700	876,950
Loews Corp.	12,300	855,957
Manulife Financial Corp.	17,500	386,702
Marsh & McLennan Cos., Inc.	12,400	2,349,428
Medibank Pvt Ltd.	185,639	450,353
MS&AD Insurance Group Holdings, Inc.	13,800	542,800
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,695	1,530,069
Poste Italiane SpA (m)	33,001	374,333
Power Corp. of Canada (x)	19,200	549,027
Progressive Corp. (The)	3,800	605,264
Sampo OYJ, Class A	20,391	891,647
Sompo Holdings, Inc.	10,700	523,313
Sun Life Financial, Inc.	15,700	814,236
Suncorp Group Ltd.	36,318	342,772
Swiss Re AG	4,520	508,188
Tokio Marine Holdings, Inc.	27,100	678,269
Travelers Cos., Inc. (The)	8,900	1,695,361
Willis Towers Watson plc	1,118	269,662
Zurich Insurance Group AG	2,783	1,454,618

		24,352,253

Total Financials		59,930,647

Health Care (11.9%)
Biotechnology (0.8%)
AbbVie, Inc.	1,832	283,905
Amgen, Inc.	2,571	740,499
Gilead Sciences, Inc.	11,568	937,124
Vertex Pharmaceuticals, Inc.*	1,891	769,429

		2,730,957

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	26,700	2,938,869
Becton Dickinson & Co.	4,965	1,210,616
Boston Scientific Corp.*	8,400	485,604
Edwards Lifesciences Corp.*	11,600	884,500
IDEXX Laboratories, Inc.*	1,600	888,080
Medtronic plc	24,700	2,034,786
ResMed, Inc.	3,300	567,666

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Stryker Corp.	2,200	$658,812

		9,668,933

Health Care Providers & Services (2.9%)
Cencora, Inc.	7,600	1,560,888
Cigna Group (The)	5,000	1,497,250
CVS Health Corp.	16,300	1,287,048
Elevance Health, Inc.	2,800	1,320,368
McKesson Corp.	2,395	1,108,837
UnitedHealth Group, Inc.	6,179	3,253,058

		10,027,449

Life Sciences Tools & Services (0.5%)
Danaher Corp.	3,103	717,848
Mettler-Toledo International, Inc.*	600	727,776
Waters Corp.*	1,200	395,076

		1,840,700

Pharmaceuticals (4.9%)
Bristol-Myers Squibb Co.	33,398	1,713,651
Eli Lilly and Co.	3,700	2,156,804
Johnson & Johnson	23,600	3,699,064
Merck & Co., Inc.	17,485	1,906,215
Novartis AG (Registered)	14,984	1,512,029
Novo Nordisk A/S, Class B	17,116	1,769,467
Roche Holding AG	4,192	1,218,648
Sanofi SA	7,938	786,581
Takeda Pharmaceutical Co. Ltd.	13,800	396,775
Zoetis, Inc.	10,600	2,092,122

		17,251,356

Total Health Care		41,519,395

Industrials (17.1%)
Aerospace & Defense (0.3%)
Airbus SE	7,500	1,157,326

Air Freight & Logistics (0.8%)
Deutsche Post AG	15,083	746,875
Expeditors International of Washington, Inc.	9,000	1,144,800
United Parcel Service, Inc., Class B	5,500	864,765

		2,756,440

Building Products (1.7%)
Allegion plc	9,400	1,190,886
Assa Abloy AB, Class B	22,085	635,658
Carrier Global Corp.	16,200	930,690
Geberit AG (Registered)	974	624,203
Johnson Controls International plc	13,500	778,140
Trane Technologies plc	8,100	1,975,590

		6,135,167

Commercial Services & Supplies (1.3%)
Brambles Ltd.	31,823	294,927
Cintas Corp.	1,700	1,024,522
Copart, Inc.*	20,400	999,600
Secom Co. Ltd.	17,500	1,260,372
Waste Management, Inc.	4,700	841,770

		4,421,191

Construction & Engineering (0.3%)
Vinci SA	4,716	591,948
WSP Global, Inc.	2,600	364,457

		956,405

Electrical Equipment (1.3%)
ABB Ltd. (Registered)	10,019	444,336
Eaton Corp. plc	8,300	1,998,806
Emerson Electric Co.	3,002	292,185
Rockwell Automation, Inc.	2,100	652,008
Schneider Electric SE	5,258	1,055,154

		4,442,489

Ground Transportation (1.3%)
CSX Corp.	50,276	1,743,069
Hankyu Hanshin Holdings, Inc.	11,400	362,940
Old Dominion Freight Line, Inc.	2,100	851,193
Union Pacific Corp.	5,984	1,469,790

		4,426,992

Industrial Conglomerates (1.7%)
General Electric Co.	14,866	1,897,348
Hitachi Ltd.	9,800	706,851
Honeywell International, Inc.	13,864	2,907,419
Siemens AG (Registered)	2,974	557,872

		6,069,490

Machinery (4.6%)
Atlas Copco AB, Class A	75,485	1,298,866
Caterpillar, Inc.	6,500	1,921,855
Cummins, Inc.	5,000	1,197,850
Deere & Co.	3,900	1,559,493
Epiroc AB, Class A	21,624	433,507
Illinois Tool Works, Inc.	11,300	2,959,922
Knorr-Bremse AG	7,613	494,177
Kone OYJ, Class B	8,843	440,862
Otis Worldwide Corp.	4,000	357,880
PACCAR, Inc.*	18,205	1,777,718
Parker-Hannifin Corp.	900	414,630
Pentair plc	13,900	1,010,669
Snap-on, Inc.	4,100	1,184,244
Volvo AB, Class B	27,847	722,539
Xylem, Inc.	2,536	290,017

		16,064,229

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered)	867	298,742

Professional Services (2.6%)
Automatic Data Processing, Inc.	9,639	2,245,598
Booz Allen Hamilton Holding Corp.	5,000	639,550
Broadridge Financial Solutions, Inc.	3,500	720,125
Jacobs Solutions, Inc.	2,500	324,500
Leidos Holdings, Inc.	3,500	378,840
Paychex, Inc.	8,500	1,012,435
Thomson Reuters Corp.	6,200	906,476
Verisk Analytics, Inc.	5,600	1,337,616
Wolters Kluwer NV	10,351	1,470,653

		9,035,793

Trading Companies & Distributors (1.1%)
Fastenal Co.	30,200	1,956,054
Mitsui & Co. Ltd.	34,500	1,296,319

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	900	$745,821

		3,998,194

Total Industrials		59,762,458

Information Technology (18.9%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	35,746	1,805,888
Motorola Solutions, Inc.	3,900	1,221,051

		3,026,939

Electronic Equipment, Instruments & Components (0.9%)
Amphenol Corp., Class A	16,700	1,655,471
CDW Corp.	4,900	1,113,868
Keysight Technologies, Inc.*	1,818	289,226

		3,058,565

IT Services (1.6%)
Accenture plc, Class A	6,900	2,421,279
CGI, Inc.*	4,700	503,502
Fujitsu Ltd.	2,800	422,482
Gartner, Inc.*	1,100	496,221
International Business Machines Corp.	7,096	1,160,551
VeriSign, Inc.*	3,000	617,880

		5,621,915

Semiconductors & Semiconductor Equipment (4.0%)
Applied Materials, Inc.	4,425	717,160
ASML Holding NV	1,926	1,449,436
Broadcom, Inc.	1,942	2,167,757
KLA Corp.	1,900	1,104,470
Microchip Technology, Inc.	4,068	366,852
NVIDIA Corp.	7,850	3,887,477
NXP Semiconductors NV	5,106	1,172,746
QUALCOMM, Inc.	4,346	628,562
Texas Instruments, Inc.	15,200	2,590,992

		14,085,452

Software (6.7%)
Adobe, Inc.*	3,134	1,869,744
Autodesk, Inc.*	3,075	748,701
Cadence Design Systems, Inc.*	5,900	1,606,983
Constellation Software, Inc.	113	280,167
Fair Isaac Corp.*	400	465,604
Microsoft Corp.	39,869	14,992,339
Nice Ltd.*	1,918	386,243
Oracle Corp.	3,643	384,082
Roper Technologies, Inc.	2,300	1,253,891
Synopsys, Inc.*	3,000	1,544,730

		23,532,484

Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.	79,080	15,225,272
Canon, Inc.	19,600	503,206
FUJIFILM Holdings Corp.	7,100	426,655
HP, Inc.	26,100	785,349

		16,940,482

Total Information Technology		66,265,837

Materials (2.2%)
Chemicals (1.7%)
Air Liquide SA	1,541	299,613
Corteva, Inc.	9,600	460,032
Ecolab, Inc.	4,000	793,400
Givaudan SA (Registered)	280	1,159,883
Mitsubishi Chemical Group Corp.	76,600	469,379
Nitto Denko Corp.	6,600	493,830
PPG Industries, Inc.	2,400	358,920
Sherwin-Williams Co. (The)	6,300	1,964,970

		6,000,027

Metals & Mining (0.5%)
BHP Group Ltd.	11,947	410,402
Franco-Nevada Corp.	5,200	575,982
Rio Tinto Ltd.	6,629	612,821

		1,599,205

Total Materials		7,599,232

Real Estate (2.2%)
Diversified REITs (0.2%)
Daiwa House REIT Investment Corp. (REIT)	209	373,087
Nomura Real Estate Master Fund, Inc. (REIT)	310	362,766

		735,853

Industrial REITs (0.3%)
Goodman Group (REIT)	24,890	429,121
Prologis, Inc. (REIT)	4,775	636,507

		1,065,628

Real Estate Management & Development (0.2%)
Daiwa House Industry Co. Ltd.	11,600	351,456
Swiss Prime Site AG (Registered)	4,939	527,637

		879,093

Residential REITs (0.7%)
AvalonBay Communities, Inc. (REIT)	4,795	897,720
Equity Residential (REIT)	9,300	568,788
Essex Property Trust, Inc. (REIT)	1,700	421,498
Mid-America Apartment Communities, Inc. (REIT)	3,300	443,718

		2,331,724

Specialized REITs (0.8%)
American Tower Corp. (REIT)	6,500	1,403,220
Iron Mountain, Inc. (REIT)	6,000	419,880
Public Storage (REIT)	3,400	1,037,000

		2,860,100

Total Real Estate		7,872,398

Utilities (4.0%)
Electric Utilities (1.8%)
Enel SpA	102,593	762,223
Eversource Energy	18,300	1,129,476
Exelon Corp.	26,699	958,494
Iberdrola SA	101,443	1,329,298
NextEra Energy, Inc.	5,100	309,774
Redeia Corp. SA	31,834	523,984

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Terna – Rete Elettrica Nazionale	99,482	$829,604
Verbund AG	4,394	407,706

		6,250,559

Gas Utilities (0.5%)
Atmos Energy Corp.	11,900	1,379,210
Hong Kong & China Gas Co. Ltd.	708,000	542,209

		1,921,419

Multi-Utilities (1.7%)
Consolidated Edison, Inc.	14,800	1,346,356
E.ON SE	55,801	748,458
National Grid plc	127,540	1,719,979
Public Service Enterprise Group, Inc.	8,400	513,660
Sempra	21,200	1,584,276

		5,912,729

Total Utilities		14,084,707

Total Common Stocks (99.1%) (Cost $264,632,053)		347,193,198

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	200	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	11,815	11,815
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	507,449	507,449
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	1,869,715	1,871,210

Total Investment Companies		2,390,474

Total Short-Term Investments (0.7%) (Cost $2,390,219)		2,390,474

Total Investments in Securities (99.8%) (Cost $267,022,272)		349,583,672
Other Assets Less Liabilities (0.2%)		656,186

Net Assets (100%)		$350,239,858

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $374,333 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $775,220. This was collateralized by $312,932 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.000%, maturing 1/15/24 – 11/15/53 and by cash of $519,264 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dolla

Country Diversification As a Percentage of Total Net Assets
Australia	1.6%
Austria	0.1
Canada	4.3
China	0.3
Denmark	0.6
Finland	0.6
France	1.2
Germany	2.6
Hong Kong	0.4
Israel	0.5
Italy	0.8
Japan	4.6
Netherlands	1.2
Norway	0.5
Singapore	0.5
Spain	0.5
Sweden	1.0
Switzerland	1.9
United Kingdom	1.2
United States	75.4
Cash and Other	0.2

100.0%

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$17,475,442	$5,178,674	$—		$22,654,116
Consumer Discretionary	19,971,743	4,319,761	—		24,291,504
Consumer Staples	31,112,885	8,973,376	—		40,086,261
Energy	2,040,137	1,086,506	—		3,126,643
Financials	40,696,810	19,233,837	—		59,930,647
Health Care	35,835,895	5,683,500	—		41,519,395
Industrials	44,868,331	14,894,127	—		59,762,458
Information Technology	63,077,815	3,188,022	—		66,265,837
Materials	4,153,304	3,445,928	—		7,599,232
Real Estate	5,828,331	2,044,067	—		7,872,398
Utilities	7,221,246	6,863,461	—		14,084,707
Short-Term Investments
Investment Companies	2,390,474	—	—		2,390,474
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$274,672,413	$74,911,259	$—		$349,583,672

Total Liabilities	$—	$—	$—		$—

Total	$274,672,413	$74,911,259	$—		$349,583,672

(a)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(6,299)	$(6,299)

Total	$(6,299)	$(6,299)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$275,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$100,857,308
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$128,355,180

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,974,581
Aggregate gross unrealized depreciation	(4,477,332)

Net unrealized appreciation	$81,497,249

Federal income tax cost of investments in securities and derivative instruments, if applicable	$268,086,423

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $267,022,272)	$349,583,672
Cash	465,000
Foreign cash (Cost $57,950)	58,135
Dividends, interest and other receivables	1,208,351
Receivable for Portfolio shares sold	14,402
Securities lending income receivable	2,474
Other assets	1,509

Total assets	351,333,543

LIABILITIES
Payable for return of collateral on securities loaned	519,264
Payable for Portfolio shares repurchased	210,113
Investment management fees payable	189,461
Distribution fees payable – Class IB	66,149
Administrative fees payable	27,479
Accrued expenses	81,219

Total liabilities	1,093,685

Commitments and contingent liabilities^
NET ASSETS	$350,239,858

Net assets were comprised of:
Paid in capital	$265,369,578
Total distributable earnings (loss)	84,870,280

Net assets	$350,239,858

Class IB
Net asset value, offering and redemption price per share, $316,924,437 / 18,474,260 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.15

Class K
Net asset value, offering and redemption price per share, $33,315,421 / 1,939,626 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.18

(x)	Includes value of securities on loan of $775,220.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $447,362 foreign withholding tax)	$7,499,653
Interest	20,368
Securities lending (net)	37,004

Total income	7,557,025

EXPENSES
Investment management fees	2,353,070
Distribution fees – Class IB	758,607
Administrative fees	314,709
Professional fees	90,542
Custodian fees	76,300
Printing and mailing expenses	40,211
Trustees’ fees	12,017
Recoupment fees	9,515
Miscellaneous	16,308

Gross expenses	3,671,279
Less: Waiver from investment manager	(54,093)

Net expenses	3,617,186

NET INVESTMENT INCOME (LOSS)	3,939,839

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	8,361,497
Forward foreign currency contracts	(6,299)
Foreign currency transactions	(4,756)

Net realized gain (loss)	8,350,442

Change in unrealized appreciation (depreciation) on:
Investments in securities	39,402,851
Foreign currency translations	35,698

Net change in unrealized appreciation (depreciation)	39,438,549

NET REALIZED AND UNREALIZED GAIN (LOSS)	47,788,991

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,728,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,939,839	$4,622,247
Net realized gain (loss)	8,350,442	(1,619,046)
Net change in unrealized appreciation (depreciation)	39,438,549	(61,753,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,728,830	(58,750,621)

Distributions to shareholders:
Class IB	(7,433,751)	(8,203,405)
Class K	(858,766)	(981,082)

Total distributions to shareholders	(8,292,517)	(9,184,487)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,201,161 and 1,985,710 shares, respectively ]	19,335,997	31,632,992
Capital shares issued in reinvestment of dividends [ 439,463 and 549,548 shares, respectively ]	7,433,751	8,203,405
Capital shares repurchased [ (2,859,541) and (2,945,610) shares , respectively]	(45,896,484)	(46,610,193)

Total Class IB transactions	(19,126,736)	(6,773,796)

Class K
Capital shares sold [ 116,790 and 908,947 shares, respectively ]	1,860,971	15,946,561
Capital shares issued in reinvestment of dividends [ 50,695 and 65,327 shares, respectively ]	858,766	981,082
Capital shares repurchased [ (397,510) and (336,919) shares , respectively]	(6,422,240)	(5,389,949)

Total Class K transactions	(3,702,503)	11,537,694

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(22,829,239)	4,763,898

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,607,074	(63,171,210)
NET ASSETS:
Beginning of year	329,632,784	392,803,994

End of year	$350,239,858	$329,632,784

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SMARTBETA EQUITY ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021		2020	2019
Net asset value, beginning of year	$15.08	$18.15	$15.83		$14.42	$11.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.21	0.19	(aa)	0.13	0.16
Net realized and unrealized gain (loss)	2.30	(2.85)	3.44		1.45	2.97

Total from investment operations	2.48	(2.64)	3.63		1.58	3.13

Less distributions:
Dividends from net investment income	(0.22)	(0.19)	(0.23)		(0.09)	(0.16)
Distributions from net realized gains	(0.19)	(0.24)	(1.08)		(0.08)	(0.20)

Total dividends and distributions	(0.41)	(0.43)	(1.31)		(0.17)	(0.36)

Net asset value, end of year	$17.15	$15.08	$18.15		$15.83	$14.42

Total return	16.49%	(14.52)%	23.08%		10.95%	26.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$316,924	$296,890	$364,960		$322,433	$21,947
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.10	%(g)	1.10%	1.15%
Before waivers (f)	1.12%	1.11%	1.11	%(g)	1.15%	1.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.14%	1.32%	1.07	%(bb)	0.90%	1.21%
Before waivers (f)	1.13%	1.31%	1.07	%(bb)	0.84%	0.88%
Portfolio turnover rate^	30%	31%	39%		53%	29%

	Year Ended December 31,
Class K	2023	2022	2021		2020	2019
Net asset value, beginning of year	$15.09	$18.17	$15.84		$14.42	$11.65

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.25	0.23	(aa)	0.17	0.20
Net realized and unrealized gain (loss)	2.31	(2.86)	3.45		1.45	2.96

Total from investment operations	2.54	(2.61)	3.68		1.62	3.16

Less distributions:
Dividends from net investment income	(0.26)	(0.23)	(0.27)		(0.12)	(0.19)
Distributions from net realized gains	(0.19)	(0.24)	(1.08)		(0.08)	(0.20)

Total dividends and distributions	(0.45)	(0.47)	(1.35)		(0.20)	(0.39)

Net asset value, end of year	$17.18	$15.09	$18.17		$15.84	$14.42

Total return	16.88%	(14.35)%	23.39%		11.28%	27.20%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$33,315	$32,742	$27,844		$25,765	$10,387
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85	%(g)	0.86%	0.90%
Before waivers (f)	0.87%	0.86%	0.86	%(g)	0.94%	1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.40%	1.58%	1.32	%(bb)	1.22%	1.48%
Before waivers (f)	1.38%	1.56%	1.32	%(bb)	1.13%	1.15%
Portfolio turnover rate^	30%	31%	39%		53%	29%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14 and $0.18 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.29% lower.

See Notes to Financial Statements.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Blackrock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	27.52%	15.12%	11.32%
Portfolio – Class IB Shares	27.50	15.12	11.32
MSCI KLD 400 Social Index	28.63	16.21	12.12
Russell 1000® Growth Index	42.68	19.50	14.86

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 27.50% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the MSCI KLD 400 Social Index and the Russell 1000® Growth Index, which returned 28.63% and 42.68%, respectively.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Information Technology, Communications, Consumer Discretionary, Industrials and Financials.

•	The stocks that contributed the most to performance were Microsoft Corp., NVIDIA Corp., Alphabet, Inc., Tesla, Inc. and Advanced Micro Devices, Inc.

What hurt performance during the year:

•	The two negative performing sectors were Consumer Staples and Utilities.

•	The stocks that detracted the most from performance were Bristol-Myers Squibb Co., The Estee Lauder Cos., Inc., First Republic Bank, The Charles Schwab Corp. and SVB Financial Group.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	33.6%
Financials	12.2
Health Care	10.5
Consumer Discretionary	10.1
Industrials	9.3
Communication Services	8.9
Consumer Staples	6.7
Real Estate	3.1
Materials	2.8
Energy	1.5
Utilities	1.0
Investment Company	0.1
Cash and Other	0.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,084.90	$4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.56	4.69
Class IB
Actual	1,000.00	1,084.60	4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.57	4.69

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.92% and 0.92%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.9%)
Diversified Telecommunication Services (0.8%)
Liberty Global Ltd., Class C*	2,502	$46,637
Lumen Technologies, Inc.*	10,645	19,480
Verizon Communications, Inc.	45,572	1,718,065

		1,784,182

Entertainment (1.0%)
Electronic Arts, Inc.	2,783	380,742
Walt Disney Co. (The)*	19,884	1,795,326
Warner Bros Discovery, Inc.*	25,265	287,516

		2,463,584

Interactive Media & Services (7.0%)
Alphabet, Inc., Class A*	64,356	8,989,889
Alphabet, Inc., Class C*	56,632	7,981,148
ZoomInfo Technologies, Inc., Class A*	2,704	49,997

		17,021,034

Media (0.1%)
Cable One, Inc.	49	27,273
John Wiley & Sons, Inc., Class A	514	16,314
New York Times Co. (The), Class A	1,650	80,834
Omnicom Group, Inc.	2,122	183,574
Scholastic Corp.	344	12,969

		320,964

Total Communication Services		21,589,764

Consumer Discretionary (10.1%)
Automobile Components (0.2%)
Aptiv plc*	3,101	278,222
Autoliv, Inc.	880	96,967
BorgWarner, Inc.	2,564	91,919

		467,108

Automobiles (3.3%)
Harley-Davidson, Inc.	1,508	55,555
Lucid Group, Inc. (x)*	10,084	42,454
Rivian Automotive, Inc., Class A (x)*	7,200	168,912
Tesla, Inc.*	30,986	7,699,401

		7,966,322

Broadline Retail (0.0%)†
Kohl’s Corp.	1,117	32,035
Nordstrom, Inc.	1,304	24,059

		56,094

Distributors (0.1%)
LKQ Corp.	2,819	134,720
Pool Corp.	426	169,851

		304,571

Hotels, Restaurants & Leisure (2.9%)
Aramark	2,604	73,172
Booking Holdings, Inc.*	386	1,369,227
Choice Hotels International, Inc. (x)	342	38,749
Darden Restaurants, Inc.	1,299	213,426
Domino’s Pizza, Inc.	374	154,174
Hilton Worldwide Holdings, Inc.	2,837	516,589
Jack in the Box, Inc.	238	19,428
Marriott International, Inc., Class A	2,760	622,408
McDonald’s Corp.	7,905	2,343,912
Royal Caribbean Cruises Ltd.*	2,650	343,148
Starbucks Corp.	12,451	1,195,420
Vail Resorts, Inc.	411	87,736

		6,977,389

Household Durables (0.2%)
Ethan Allen Interiors, Inc.	235	7,501
Garmin Ltd.	1,638	210,549
La-Z-Boy, Inc.	547	20,195
Meritage Homes Corp.	414	72,119
Mohawk Industries, Inc.*	617	63,859
Newell Brands, Inc.	4,545	39,451
Whirlpool Corp.	607	73,914

		487,588

Leisure Products (0.1%)
Hasbro, Inc.	1,417	72,352
Mattel, Inc.*	3,780	71,366
Topgolf Callaway Brands Corp.*	1,567	22,471

		166,189

Specialty Retail (2.5%)
AutoNation, Inc.*	324	48,658
Best Buy Co., Inc.	2,149	168,224
Buckle, Inc. (The)	355	16,870
CarMax, Inc.*	1,736	133,221
Foot Locker, Inc.	1,017	31,680
GameStop Corp., Class A (x)*	2,972	52,099
Gap, Inc. (The)	2,447	51,167
Home Depot, Inc. (The)	10,848	3,759,374
Lowe’s Cos., Inc.	6,251	1,391,160
ODP Corp. (The)*	327	18,410
Signet Jewelers Ltd.	436	46,765
Tractor Supply Co.	1,178	253,305
Ulta Beauty, Inc.*	531	260,185

		6,231,118

Textiles, Apparel & Luxury Goods (0.8%)
Capri Holdings Ltd.*	1,273	63,955
Columbia Sportswear Co.	394	31,339
Deckers Outdoor Corp.*	282	188,497
Hanesbrands, Inc.*	3,990	17,795
NIKE, Inc., Class B	13,277	1,441,484
PVH Corp.	650	79,378
Under Armour, Inc., Class A*	2,099	18,450
Under Armour, Inc., Class C*	1,996	16,667
VF Corp.	3,422	64,334
Wolverine World Wide, Inc.	958	8,517

		1,930,416

Total Consumer Discretionary		24,586,795

Consumer Staples (6.7%)
Beverages (2.3%)
Coca-Cola Co. (The)	44,537	2,624,566
Keurig Dr Pepper, Inc.	11,410	380,181
PepsiCo, Inc.	14,913	2,532,824

		5,537,571

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (0.6%)
Kroger Co. (The)	7,351	$336,014
Sysco Corp.	5,518	403,531
Target Corp.	5,040	717,797
United Natural Foods, Inc.*	720	11,686

		1,469,028

Food Products (1.5%)
Archer-Daniels-Midland Co.	5,815	419,959
Bunge Global SA	1,612	162,731
Campbell Soup Co.	2,178	94,155
Conagra Brands, Inc.	5,123	146,825
Darling Ingredients, Inc.*	1,709	85,177
General Mills, Inc.	6,280	409,079
Hain Celestial Group, Inc. (The)*	1,148	12,571
Hormel Foods Corp.	3,230	103,715
Ingredion, Inc.	727	78,901
J M Smucker Co. (The)	1,167	147,486
Kellanova	2,957	165,326
Kraft Heinz Co. (The)	9,422	348,426
Lamb Weston Holdings, Inc.	1,579	170,674
McCormick & Co., Inc. (Non-Voting)	2,682	183,502
Mondelez International, Inc., Class A	14,765	1,069,429

		3,597,956

Household Products (2.2%)
Church & Dwight Co., Inc.	2,627	248,409
Clorox Co. (The)	1,336	190,500
Colgate-Palmolive Co.	8,547	681,281
Kimberly-Clark Corp.	3,644	442,783
Procter & Gamble Co. (The)	25,565	3,746,295

		5,309,268

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	2,505	366,356

Total Consumer Staples		16,280,179

Energy (1.5%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	10,935	373,758
Core Laboratories, Inc.	556	9,819
Halliburton Co.	9,752	352,535
NOV, Inc.	4,198	85,136
TechnipFMC plc	4,595	92,543

		913,791

Oil, Gas & Consumable Fuels (1.1%)
Cheniere Energy, Inc.	2,594	442,822
HF Sinclair Corp.	1,720	95,580
Marathon Petroleum Corp.	4,354	645,959
ONEOK, Inc.	6,379	447,933
Phillips 66	4,848	645,463
Valero Energy Corp.	3,831	498,030

		2,775,787

Total Energy		3,689,578

Financials (12.2%)
Banks (1.0%)
Bank of Hawaii Corp. (x)	449	32,534
Cathay General Bancorp	666	29,684
Citizens Financial Group, Inc.	5,112	169,412
Comerica, Inc.	1,461	81,538
Huntington Bancshares, Inc.	15,924	202,553
International Bancshares Corp.	664	36,068
KeyCorp	10,038	144,547
M&T Bank Corp.	1,773	243,043
Old National Bancorp	3,257	55,011
PNC Financial Services Group, Inc. (The)‡	4,308	667,092
Regions Financial Corp.	10,329	200,176
Truist Financial Corp.	14,367	530,430
Zions Bancorp NA	1,645	72,166

		2,464,254

Capital Markets (4.0%)
Ameriprise Financial, Inc.	1,105	419,712
Bank of New York Mellon Corp. (The)	8,401	437,272
BlackRock, Inc.‡	1,623	1,317,554
Charles Schwab Corp. (The)	16,325	1,123,160
CME Group, Inc.	3,905	822,393
FactSet Research Systems, Inc.	416	198,453
Franklin Resources, Inc.	3,340	99,499
Intercontinental Exchange, Inc.	6,203	796,651
Invesco Ltd.	3,811	67,988
MarketAxess Holdings, Inc.	398	116,554
Moody’s Corp.	1,787	697,931
Morgan Stanley	13,480	1,257,010
Nasdaq, Inc.	3,686	214,304
Northern Trust Corp.	2,249	189,771
S&P Global, Inc.	3,526	1,553,274
State Street Corp.	3,469	268,709
T. Rowe Price Group, Inc.	2,464	265,348

		9,845,583

Consumer Finance (0.8%)
Ally Financial, Inc.	3,017	105,354
American Express Co.	6,790	1,272,039
Discover Financial Services	2,699	303,367
Synchrony Financial	4,579	174,874

		1,855,634

Financial Services (4.0%)
Equitable Holdings, Inc.‡	3,734	124,342
Fidelity National Information Services, Inc.	6,415	385,349
Mastercard, Inc., Class A	9,126	3,892,330
PayPal Holdings, Inc.*	11,315	694,854
Visa, Inc., Class A	17,429	4,537,640
Voya Financial, Inc.	1,058	77,192
Western Union Co. (The)	3,296	39,289

		9,750,996

Insurance (2.4%)
Allstate Corp. (The)	2,848	398,663
Arthur J Gallagher & Co.	2,340	526,219
Chubb Ltd.	4,455	1,006,830
Hartford Financial Services Group, Inc. (The)	3,311	266,138
Lincoln National Corp.	1,782	48,061
Loews Corp.	2,105	146,487
Marsh & McLennan Cos., Inc.	5,350	1,013,665
Principal Financial Group, Inc.	2,669	209,970
Progressive Corp. (The)	6,346	1,010,791

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Prudential Financial, Inc.	3,940	$408,617
Travelers Cos., Inc. (The)	2,467	469,939
Willis Towers Watson plc	1,137	274,244

		5,779,624

Total Financials		29,696,091

Health Care (10.5%)
Biotechnology (3.1%)
AbbVie, Inc.	19,131	2,964,731
Amgen, Inc.	5,820	1,676,276
Biogen, Inc.*	1,566	405,234
BioMarin Pharmaceutical, Inc.*	2,071	199,686
Gilead Sciences, Inc.	13,523	1,095,498
Vertex Pharmaceuticals, Inc.*	2,791	1,135,630

		7,477,055

Health Care Equipment & Supplies (1.6%)
Align Technology, Inc.*	796	218,104
Becton Dickinson & Co.	3,159	770,259
Cooper Cos., Inc. (The)	540	204,358
Dentsply Sirona, Inc.	2,256	80,291
Dexcom, Inc.*	4,186	519,441
Edwards Lifesciences Corp.*	6,614	504,317
Hologic, Inc.*	2,680	191,486
IDEXX Laboratories, Inc.*	895	496,770
Insulet Corp.*	764	165,773
ResMed, Inc.	1,609	276,780
STERIS plc	1,065	234,140
Zimmer Biomet Holdings, Inc.	2,238	272,364

		3,934,083

Health Care Providers & Services (2.1%)
Cardinal Health, Inc.	2,665	268,632
Cencora, Inc.	1,851	380,158
Centene Corp.*	5,865	435,242
Cigna Group (The)	3,201	958,539
DaVita, Inc.*	597	62,542
Elevance Health, Inc.	2,564	1,209,080
HCA Healthcare, Inc.	2,213	599,015
Henry Schein, Inc.*	1,400	105,994
Humana, Inc.	1,341	613,923
Laboratory Corp. of America Holdings	973	221,153
Patterson Cos., Inc.	1,020	29,019
Pediatrix Medical Group, Inc.*	946	8,798
Quest Diagnostics, Inc.	1,199	165,318
Select Medical Holdings Corp.	1,242	29,187

		5,086,600

Health Care Technology (0.0%)†
Teladoc Health, Inc.*	1,828	39,394

Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc.	3,174	441,281
Bio-Techne Corp.	1,707	131,712
Danaher Corp.	7,595	1,757,027
Illumina, Inc.*	1,741	242,417
IQVIA Holdings, Inc.*	2,003	463,454
Mettler-Toledo International, Inc.*	237	287,472
Waters Corp.*	638	210,049
West Pharmaceutical Services, Inc.	799	281,344

		3,814,756

Pharmaceuticals (2.1%)
Bristol-Myers Squibb Co.	22,661	1,162,736
Jazz Pharmaceuticals plc*	639	78,597
Merck & Co., Inc.	27,515	2,999,685
Zoetis, Inc.	4,980	982,903

		5,223,921

Total Health Care		25,575,809

Industrials (9.3%)
Air Freight & Logistics (0.6%)
CH Robinson Worldwide, Inc.	1,274	110,061
Expeditors International of Washington, Inc.	1,604	204,029
United Parcel Service, Inc., Class B	7,833	1,231,582

		1,545,672

Building Products (1.1%)
A.O. Smith Corp.	1,389	114,509
Allegion plc	935	118,455
Builders FirstSource, Inc.*	1,356	226,371
Carrier Global Corp.	9,062	520,612
Fortune Brands Innovations, Inc.	1,325	100,886
Johnson Controls International plc	7,458	429,879
Lennox International, Inc.	348	155,737
Masco Corp.	2,446	163,833
Owens Corning	988	146,451
Trane Technologies plc	2,472	602,921

		2,579,654

Commercial Services & Supplies (0.3%)
ACCO Brands Corp.	1,073	6,524
Copart, Inc.*	9,408	460,992
Deluxe Corp.	487	10,446
HNI Corp.	507	21,208
Interface, Inc., Class A	734	9,263
Steelcase, Inc., Class A	654	8,842
Tetra Tech, Inc.	573	95,651

		612,926

Construction & Engineering (0.2%)
EMCOR Group, Inc.	511	110,085
Granite Construction, Inc.	417	21,209
MDU Resources Group, Inc.	2,118	41,936
Quanta Services, Inc.	1,586	342,259

		515,489

Electrical Equipment (0.6%)
Acuity Brands, Inc.	354	72,510
Eaton Corp. plc	4,339	1,044,918
Rockwell Automation, Inc.	1,250	388,100
Sensata Technologies Holding plc	1,702	63,944

		1,569,472

Ground Transportation (1.4%)
ArcBest Corp.	287	34,500
Avis Budget Group, Inc.	229	40,593
CSX Corp.	21,845	757,366
JB Hunt Transport Services, Inc.	906	180,965
Knight-Swift Transportation Holdings, Inc., Class A	1,789	103,136
Norfolk Southern Corp.	2,451	579,367
Ryder System, Inc.	482	55,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
U-Haul Holding Co.	1,044	$73,539
Union Pacific Corp.	6,610	1,623,548

		3,448,473

Industrial Conglomerates (0.3%)
3M Co.	6,008	656,795

Machinery (3.3%)
AGCO Corp.	690	83,773
Caterpillar, Inc.	5,529	1,634,759
CNH Industrial NV	10,896	132,713
Cummins, Inc.	1,536	367,980
Deere & Co.	2,960	1,183,615
Dover Corp.	1,500	230,715
Flowserve Corp.	1,445	59,563
Fortive Corp.	3,860	284,212
Graco, Inc.	1,863	161,634
IDEX Corp.	825	179,116
Illinois Tool Works, Inc.	3,296	863,354
Ingersoll Rand, Inc.	4,400	340,296
Lincoln Electric Holdings, Inc.	609	132,433
Middleby Corp. (The)*	603	88,744
PACCAR, Inc.*	5,650	551,723
Parker-Hannifin Corp.	1,389	639,912
Pentair plc	1,788	130,005
Snap-on, Inc.	561	162,039
Stanley Black & Decker, Inc.	1,657	162,552
Tennant Co.	204	18,909
Timken Co. (The)	657	52,659
Westinghouse Air Brake Technologies Corp.	1,958	248,470
Xylem, Inc.	2,618	299,394

		8,008,570

Passenger Airlines (0.0%)†
Delta Air Lines, Inc.	1,721	69,236
Southwest Airlines Co.	1,662	47,998

		117,234

Professional Services (0.8%)
ASGN, Inc.*	534	51,355
Automatic Data Processing, Inc.	4,485	1,044,870
Broadridge Financial Solutions, Inc.	1,275	262,331
Exponent, Inc.	512	45,077
Heidrick & Struggles International, Inc.	257	7,589
ICF International, Inc.	218	29,232
Kelly Services, Inc., Class A	381	8,237
ManpowerGroup, Inc.	559	44,424
Paycom Software, Inc.	569	117,624
Resources Connection, Inc.	455	6,447
Robert Half, Inc.	1,155	101,548
TransUnion	2,102	144,420
TrueBlue, Inc.*	492	7,547

		1,870,701

Trading Companies & Distributors (0.7%)
Air Lease Corp., Class A	1,093	45,840
Applied Industrial Technologies, Inc.	406	70,112
Fastenal Co.	6,218	402,740
Ferguson plc	2,203	425,333
United Rentals, Inc.	735	421,464
WW Grainger, Inc.	493	$408,544

		1,774,033

Total Industrials		22,699,019

Information Technology (33.6%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	43,937	2,219,697
CommScope Holding Co., Inc.*	836	2,357
F5, Inc.*	663	118,664
Motorola Solutions, Inc.	1,817	568,885

		2,909,603

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	1,886	78,722
Corning, Inc.	8,879	270,366
Flex Ltd.*	4,903	149,345
Itron, Inc.*	461	34,810
Keysight Technologies, Inc.*	1,918	305,135
TE Connectivity Ltd.	3,396	477,138
Trimble, Inc.*	2,665	141,778
Zebra Technologies Corp., Class A*	568	155,251

		1,612,545

IT Services (2.0%)
Accenture plc, Class A	6,808	2,388,996
Akamai Technologies, Inc.*	1,657	196,106
Cognizant Technology Solutions Corp., Class A	5,479	413,829
International Business Machines Corp.	9,884	1,616,528
Okta, Inc.*	1,674	151,547
Twilio, Inc., Class A*	1,875	142,256

		4,909,262

Semiconductors & Semiconductor Equipment (10.4%)
Advanced Micro Devices, Inc.*	17,516	2,582,033
Analog Devices, Inc.	5,398	1,071,827
Applied Materials, Inc.	9,074	1,470,623
First Solar, Inc.*	1,100	189,508
Intel Corp.	45,380	2,280,345
Lam Research Corp.	1,430	1,120,062
Microchip Technology, Inc.	5,915	533,415
NVIDIA Corp.	26,792	13,267,935
NXP Semiconductors NV	2,786	639,888
ON Semiconductor Corp.*	4,720	394,262
Skyworks Solutions, Inc.	1,729	194,374
Texas Instruments, Inc.	9,841	1,677,497

		25,421,769

Software (18.9%)
Adobe, Inc.*	4,939	2,946,607
ANSYS, Inc.*	951	345,099
Atlassian Corp., Class A*	1,637	389,377
Autodesk, Inc.*	2,310	562,439
Cadence Design Systems, Inc.*	2,954	804,581
Fair Isaac Corp.*	269	313,119
Fortinet, Inc.*	7,248	424,225
Gen Digital, Inc.	6,161	140,594
Guidewire Software, Inc.*	873	95,192
HubSpot, Inc.*	506	293,757
Intuit, Inc.	3,048	1,905,091
Microsoft Corp.	76,562	28,790,375

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Oracle Corp.	17,827	$1,879,501
PTC, Inc.*	1,294	226,398
RingCentral, Inc., Class A*	945	32,083
Roper Technologies, Inc.	1,155	629,671
Salesforce, Inc.*	10,554	2,777,180
ServiceNow, Inc.*	2,219	1,567,701
Splunk, Inc.*	1,734	264,175
Synopsys, Inc.*	1,652	850,631
Teradata Corp.*	1,074	46,730
Workday, Inc., Class A*	2,228	615,062

		45,899,588

Technology Hardware, Storage & Peripherals (0.4%)
Dell Technologies, Inc., Class C	2,819	215,653
Hewlett Packard Enterprise Co.	13,871	235,530
HP, Inc.	9,709	292,144
Seagate Technology Holdings plc	2,043	174,411
Xerox Holdings Corp.	1,274	23,352

		941,090

Total Information Technology		81,693,857

Materials (2.8%)
Chemicals (2.3%)
Air Products and Chemicals, Inc.	2,419	662,322
Albemarle Corp.	1,290	186,379
Axalta Coating Systems Ltd.*	2,425	82,377
Ecolab, Inc.	2,773	550,025
HB Fuller Co.	603	49,090
International Flavors & Fragrances, Inc.	2,761	223,558
Linde plc	5,290	2,172,656
LyondellBasell Industries NV, Class A	2,779	264,228
Minerals Technologies, Inc.	394	28,096
Mosaic Co. (The)	3,609	128,950
PPG Industries, Inc.	2,535	379,109
Sherwin-Williams Co. (The)	2,653	827,471

		5,554,261

Containers & Packaging (0.3%)
Avery Dennison Corp.	866	175,071
Ball Corp.	3,352	192,807
International Paper Co.	3,524	127,393
Sealed Air Corp.	1,597	58,322
Sonoco Products Co.	1,051	58,719

		612,312

Metals & Mining (0.2%)
Compass Minerals International, Inc.	398	10,077
Newmont Corp.	12,541	519,072
Schnitzer Steel Industries, Inc., Class A	317	9,561

		538,710

Total Materials		6,705,283

Real Estate (3.1%)
Health Care REITs (0.3%)
Healthpeak Properties, Inc. (REIT)	5,878	116,385
Ventas, Inc. (REIT)	4,400	219,296
Welltower, Inc. (REIT)	5,648	509,280

		844,961

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	7,797	151,808

Industrial REITs (0.5%)
Prologis, Inc. (REIT)	10,056	1,340,465

Office REITs (0.1%)
Boston Properties, Inc. (REIT)	1,658	116,342
COPT Defense Properties (REIT)	1,237	31,704

		148,046

Real Estate Management & Development (0.2%)
Anywhere Real Estate, Inc.*	1,355	10,989
CBRE Group, Inc., Class A*	3,397	316,227
Jones Lang LaSalle, Inc.*	511	96,512

		423,728

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	1,536	287,570
Equity Residential (REIT)	3,848	235,343
UDR, Inc. (REIT)	3,310	126,740

		649,653

Retail REITs (0.2%)
Federal Realty Investment Trust (REIT)	818	84,295
Macerich Co. (The) (REIT)	2,450	37,804
Simon Property Group, Inc. (REIT)	3,563	508,226

		630,325

Specialized REITs (1.4%)
American Tower Corp. (REIT)	5,049	1,089,978
Crown Castle, Inc. (REIT)	4,722	543,927
Digital Realty Trust, Inc. (REIT)	3,296	443,576
Equinix, Inc. (REIT)	1,019	820,692
Iron Mountain, Inc. (REIT)	3,175	222,187
PotlatchDeltic Corp. (REIT)	852	41,833
SBA Communications Corp. (REIT)	1,186	300,876

		3,463,069

Total Real Estate		7,652,055

Utilities (1.0%)
Electric Utilities (0.3%)
Eversource Energy	3,787	233,734
Exelon Corp.	10,870	390,233

		623,967

Gas Utilities (0.1%)
Atmos Energy Corp.	1,571	182,079
New Jersey Resources Corp.	1,085	48,369
UGI Corp.	2,168	53,333

		283,781

Independent Power and Renewable Electricity Producers (0.0%)†
Ormat Technologies, Inc.	542	41,078

Multi-Utilities (0.4%)
Avista Corp.	768	27,448
CMS Energy Corp.	3,143	182,514
Consolidated Edison, Inc.	3,720	338,408
Sempra	6,802	508,314

		1,056,684

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Water Utilities (0.2%)
American Water Works Co., Inc.	2,108	$278,235
Essential Utilities, Inc.	2,748	102,638

		380,873

Total Utilities		2,386,383

Total Common Stocks (99.7%) (Cost $102,948,284)		242,554,813

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	129,088	129,088

Total Short-Term Investment (0.1%) (Cost $129,088)		129,088

Total Investments in Securities (99.8%) (Cost $103,077,372)		242,683,901
Other Assets Less Liabilities (0.2%)		447,011

Net Assets (100%)		$243,130,912

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $136,554. This was collateralized by $13,615 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/30/24 - 11/15/52 and by cash of $129,088 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,308	741,529	—	(50,120)	6,544	(30,861)	667,092	27,521	—
Capital Markets
BlackRock, Inc.	1,623	1,223,095	—	(70,365)	5,976	158,848	1,317,554	33,295	—
Financial Services
Equitable Holdings, Inc.	3,734	120,798	—	(13,570)	1,713	15,401	124,342	3,447	—

Total		2,085,422	—	(134,055)	14,233	143,388	2,108,988	64,263	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$21,589,764	$—	$—	$21,589,764
Consumer Discretionary	24,586,795	—	—	24,586,795
Consumer Staples	16,280,179	—	—	16,280,179
Energy	3,689,578	—	—	3,689,578
Financials	29,696,091	—	—	29,696,091
Health Care	25,575,809	—	—	25,575,809
Industrials	22,699,019	—	—	22,699,019
Information Technology	81,693,857	—	—	81,693,857
Materials	6,705,283	—	—	6,705,283
Real Estate	7,652,055	—	—	7,652,055
Utilities	2,386,383	—	—	2,386,383
Short-Term Investment
Investment Company	129,088	—	—	129,088

Total Assets	$242,683,901	$—	$—	$242,683,901

Total Liabilities	$—	$—	$—	$—

Total	$242,683,901	$—	$—	$242,683,901

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,901,570
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$19,688,569

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 11%)*	Net Proceeds of Sales and Redemptions (affiliated 8%)*	Net Realized Gain (Loss)
$ 643,466	$1,580,048	$576,845

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,379,519
Aggregate gross unrealized depreciation	(7,879,511)

Net unrealized appreciation	$139,500,008

Federal income tax cost of investments in securities and derivative instruments, if applicable	$103,183,893

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $773,785)	$2,108,988
Unaffiliated Issuers (Cost $102,303,587)	240,574,913
Cash	519,479
Dividends, interest and other receivables	212,523
Receivable for Portfolio shares sold	83,830
Securities lending income receivable	467
Other assets	915

Total assets	243,501,115

LIABILITIES
Payable for return of collateral on securities loaned	129,088
Investment management fees payable	101,307
Distribution fees payable – Class IB	49,672
Administrative fees payable	19,032
Payable for Portfolio shares repurchased	15,114
Distribution fees payable – Class IA	981
Accrued expenses	55,009

Total liabilities	370,203

Commitments and contingent liabilities^
NET ASSETS	$243,130,912

Net assets were comprised of:
Paid in capital	$102,739,277
Total distributable earnings (loss)	140,391,635

Net assets	$243,130,912

Class IA
Net asset value, offering and redemption price per share, $4,703,104 / 234,257 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.08

Class IB
Net asset value, offering and redemption price per share, $238,427,808 / 12,143,625 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.63

(x)	Includes value of securities on loan of $136,554.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($64,263 of dividend income received from affiliates) (net of $1,898 foreign withholding tax)	$3,467,452
Interest	20,885
Securities lending (net)	7,358

Total income	3,495,695

EXPENSES
Investment management fees	1,116,198
Distribution fees – Class IB	547,750
Administrative fees	208,979
Professional fees	61,387
Custodian fees	56,400
Printing and mailing expenses	29,922
Distribution fees – Class IA	10,348
Trustees’ fees	7,895
Miscellaneous	5,272

Total expenses	2,044,151

NET INVESTMENT INCOME (LOSS)	1,451,544

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities ($14,233 realized gain (loss) from affiliates)	5,260,231

Net change in unrealized appreciation (depreciation) on investments in securities ($143,388 of change in unrealized appreciation (depreciation) from affiliates)	47,505,187

NET REALIZED AND UNREALIZED GAIN (LOSS)	52,765,418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,216,962

See Notes to Financial Statements.

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1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,451,544	$1,510,170
Net realized gain (loss)	5,260,231	1,873,567
Net change in unrealized appreciation (depreciation)	47,505,187	(64,418,889)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,216,962	(61,035,152)

Distributions to shareholders:
Class IA	(125,563)	(48,671)
Class IB	(6,550,233)	(2,649,890)

Total distributions to shareholders	(6,675,796)	(2,698,561)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 24,008 and 6,478 shares, respectively ]	438,125	120,310
Capital shares issued in reinvestment of dividends and distributions [ 6,398 and 2,875 shares, respectively ]	125,563	48,671
Capital shares repurchased [ (27,570) and (21,743) shares , respectively]	(509,235)	(387,135)

Total Class IA transactions	54,453	(218,154)

Class IB
Capital shares sold [ 876,123 and 1,246,600 shares, respectively ]	15,806,465	22,103,818
Capital shares issued in reinvestment of dividends and distributions [ 341,400 and 159,942 shares, respectively ]	6,550,233	2,649,890
Capital shares repurchased [ (1,717,708) and (2,075,579) shares , respectively]	(30,887,460)	(36,129,797)

Total Class IB transactions	(8,530,762)	(11,376,089)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,476,309)	(11,594,243)

TOTAL INCREASE (DECREASE) IN NET ASSETS	39,064,857	(75,327,956)
NET ASSETS:
Beginning of year	204,066,055	279,394,011

End of year	$243,130,912	$204,066,055

See Notes to Financial Statements.

EQ ADVISORS TRUST

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$16.19	$21.05	$16.41	$14.24	$11.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.12	0.10	0.12	0.12
Net realized and unrealized gain (loss)	4.32	(4.77)	4.87	2.69	3.26

Total from investment operations	4.44	(4.65)	4.97	2.81	3.38

Less distributions:
Dividends from net investment income	(0.14)	(0.11)	(0.09)	(0.11)	(0.12)
Distributions from net realized gains	(0.41)	(0.10)	(0.24)	(0.53)	(0.22)

Total dividends and distributions	(0.55)	(0.21)	(0.33)	(0.64)	(0.34)

Net asset value, end of year	$20.08	$16.19	$21.05	$16.41	$14.24

Total return	27.52%	(22.12)%	30.33%	19.96%	30.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,703	$3,747	$5,132	$4,444	$3,816
Ratio of expenses to average net assets (f)	0.92%	0.91%	0.90%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets (f)	0.65%	0.67%	0.51%	0.81%	0.91%
Portfolio turnover rate^	3%	5%	10%	7%	12%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$15.84	$20.60	$16.07	$13.95	$10.98

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.11	0.10	0.12	0.12
Net realized and unrealized gain (loss)	4.22	(4.66)	4.76	2.64	3.19

Total from investment operations	4.34	(4.55)	4.86	2.76	3.31

Less distributions:
Dividends from net investment income	(0.14)	(0.11)	(0.09)	(0.11)	(0.12)
Distributions from net realized gains	(0.41)	(0.10)	(0.24)	(0.53)	(0.22)

Total dividends and distributions	(0.55)	(0.21)	(0.33)	(0.64)	(0.34)

Net asset value, end of year	$19.63	$15.84	$20.60	$16.07	$13.95

Total return	27.50%	(22.12)%	30.29%	20.01%	30.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$238,428	$200,319	$274,262	$196,643	$175,337
Ratio of expenses to average net assets (f)	0.92%	0.91%	0.90%	0.93%	0.94%
Ratio of net investment income (loss) to average net assets (f)	0.65%	0.67%	0.51%	0.81%	0.91%
Portfolio turnover rate^	3%	5%	10%	7%	12%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class K Shares	25.54%	14.21%	10.79%
S&P 500® Index	26.29	15.69	12.03

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class K shares returned 25.54% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned 26.29% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Technology, Communication Services, Consumer Discretionary, Financials and Industrials.

•	The stocks that contributed most to performance were Microsoft Corp., Apple, Inc., NVIDIA Corp., Amazon.com, Inc. and Meta Platforms, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Energy, Consumer Staples, Health Care and Real Estate.

•	The stocks that detracted most from performance were Pfizer, Inc., Chevron Corp., Johnson & Johnson, NextEra Energy, Inc. and Bristol-Myers Squibb Co.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	26.0%
Financials	11.7
Health Care	11.4
Consumer Discretionary	9.8
Industrials	8.0
Communication Services	7.7
Consumer Staples	5.6
Energy	3.5
Investment Companies	3.1
Real Estate	2.3
Materials	2.2
Utilities	2.1
Cash and Other	6.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class K
Actual	$1,000.00	$1,077.30	$3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.21	3.03

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.59%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	464,122	$7,787,967
Verizon Communications, Inc.	273,313	10,303,900

		18,091,867

Entertainment (1.1%)
Electronic Arts, Inc.	15,993	2,188,003
Live Nation Entertainment, Inc.*	8,967	839,311
Netflix, Inc.*	28,411	13,832,748
Take-Two Interactive Software, Inc.*	10,375	1,669,856
Walt Disney Co. (The)*	118,956	10,740,537
Warner Bros Discovery, Inc.*	142,566	1,622,401

		30,892,856

Interactive Media & Services (5.2%)
Alphabet, Inc., Class A*	384,148	53,661,634
Alphabet, Inc., Class C*	323,310	45,564,078
Match Group, Inc.*	17,655	644,408
Meta Platforms, Inc., Class A*	144,079	50,998,203

		150,868,323

Media (0.6%)
Charter Communications, Inc., Class A*	6,592	2,562,178
Comcast Corp., Class A	260,662	11,430,029
Fox Corp., Class A	15,246	452,349
Fox Corp., Class B	9,395	259,771
Interpublic Group of Cos., Inc. (The)	24,437	797,624
News Corp., Class A	25,678	630,395
News Corp., Class B (x)	6,411	164,891
Omnicom Group, Inc.	13,121	1,135,098
Paramount Global, Class B (x)	29,793	440,638

		17,872,973

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	33,030	5,295,700

Total Communication Services		223,021,719

Consumer Discretionary (9.8%)
Automobile Components (0.1%)
Aptiv plc*	18,387	1,649,682
BorgWarner, Inc.	15,727	563,813

		2,213,495

Automobiles (1.8%)
Ford Motor Co.	255,612	3,115,910
General Motors Co.	88,957	3,195,336
Tesla, Inc.*	179,605	44,628,250

		50,939,496

Broadline Retail (3.2%)
Amazon.com, Inc.*	590,196	89,674,380
eBay, Inc.	34,005	1,483,298
Etsy, Inc.*	7,941	643,618

		91,801,296

Distributors (0.1%)
Genuine Parts Co.	9,173	1,270,460
LKQ Corp.	17,154	819,790
Pool Corp.	2,547	1,015,514

		3,105,764

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	28,319	3,855,349
Booking Holdings, Inc.*	2,265	8,034,453
Caesars Entertainment, Inc.*	13,577	636,490
Carnival Corp.*	66,504	1,232,984
Chipotle Mexican Grill, Inc.*	1,775	4,059,354
Darden Restaurants, Inc.	7,925	1,302,078
Domino’s Pizza, Inc.	2,253	928,754
Expedia Group, Inc.*	8,678	1,317,234
Hilton Worldwide Holdings, Inc.	16,646	3,031,070
Las Vegas Sands Corp.	23,962	1,179,170
Marriott International, Inc., Class A	15,967	3,600,718
McDonald’s Corp.	47,083	13,960,580
MGM Resorts International*	18,106	808,976
Norwegian Cruise Line Holdings Ltd. (x)*	27,945	560,018
Royal Caribbean Cruises Ltd.*	15,323	1,984,175
Starbucks Corp.	73,836	7,088,994
Wynn Resorts Ltd.	6,229	567,524
Yum! Brands, Inc.	18,265	2,386,505

		56,534,426

Household Durables (0.3%)
DR Horton, Inc.	19,734	2,999,173
Garmin Ltd.	10,155	1,305,324
Lennar Corp., Class A	16,386	2,442,169
Mohawk Industries, Inc.*	3,344	346,104
NVR, Inc.*	202	1,414,091
PulteGroup, Inc.	14,131	1,458,602
Whirlpool Corp.	3,457	420,959

		10,386,422

Leisure Products (0.0%)†
Hasbro, Inc.	8,663	442,333

Specialty Retail (1.8%)
AutoZone, Inc.*	1,144	2,957,938
Bath & Body Works, Inc.	14,340	618,915
Best Buy Co., Inc.	12,844	1,005,428
CarMax, Inc.*	10,168	780,292
Home Depot, Inc. (The)	64,916	22,496,640
Lowe’s Cos., Inc.	37,462	8,337,168
O’Reilly Automotive, Inc.*	3,830	3,638,807
Ross Stores, Inc.	21,854	3,024,375
TJX Cos., Inc. (The)	74,614	6,999,539
Tractor Supply Co. (x)	7,057	1,517,467
Ulta Beauty, Inc.*	3,168	1,552,288

		52,928,857

Textiles, Apparel & Luxury Goods (0.5%)
Lululemon Athletica, Inc.*	7,512	3,840,811
NIKE, Inc., Class B	79,178	8,596,355
Ralph Lauren Corp.	2,735	394,387
Tapestry, Inc.	15,370	565,770
VF Corp.	21,993	413,468

		13,810,791

Total Consumer Discretionary		282,162,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples (5.6%)
Beverages (1.4%)
Brown-Forman Corp., Class B	12,116	$691,824
Coca-Cola Co. (The)	252,107	14,856,665
Constellation Brands, Inc., Class A	10,555	2,551,671
Keurig Dr Pepper, Inc.	65,418	2,179,728
Molson Coors Beverage Co., Class B	11,913	729,195
Monster Beverage Corp.*	48,255	2,779,970
PepsiCo, Inc.	89,144	15,140,217

		38,929,270

Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	28,526	18,829,442
Dollar General Corp.	14,237	1,935,520
Dollar Tree, Inc.*	13,756	1,954,040
Kroger Co. (The)	42,871	1,959,633
Sysco Corp.	32,914	2,407,001
Target Corp.	29,801	4,244,259
Walgreens Boots Alliance, Inc.	47,535	1,241,139
Walmart, Inc.	92,771	14,625,348

		47,196,382

Food Products (0.8%)
Archer-Daniels-Midland Co.	34,755	2,510,006
Bunge Global SA	9,615	970,634
Campbell Soup Co.	12,437	537,651
Conagra Brands, Inc.	30,717	880,349
General Mills, Inc.	37,505	2,443,076
Hershey Co. (The)	9,784	1,824,129
Hormel Foods Corp.	18,794	603,475
J M Smucker Co. (The)	6,933	876,193
Kellanova	17,091	955,558
Kraft Heinz Co. (The)	51,546	1,906,171
Lamb Weston Holdings, Inc.	9,255	1,000,373
McCormick & Co., Inc. (Non-Voting)	16,188	1,107,583
Mondelez International, Inc., Class A	88,335	6,398,104
Tyson Foods, Inc., Class A	18,509	994,859

		23,008,161

Household Products (1.1%)
Church & Dwight Co., Inc.	16,205	1,532,345
Clorox Co. (The)	8,209	1,170,522
Colgate-Palmolive Co.	53,352	4,252,688
Kimberly-Clark Corp.	22,081	2,683,062
Procter & Gamble Co. (The)	152,878	22,402,742

		32,041,359

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	15,077	2,205,011
Kenvue, Inc.	112,731	2,427,099

		4,632,110

Tobacco (0.5%)
Altria Group, Inc.	115,255	4,649,386
Philip Morris International, Inc.	100,922	9,494,742

		14,144,128

Total Consumer Staples		159,951,410

Energy (3.5%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	65,574	2,241,319
Halliburton Co.	58,072	2,099,303
Schlumberger NV	92,450	4,811,098

		9,151,720

Oil, Gas & Consumable Fuels (3.2%)
APA Corp.	19,904	714,155
Chevron Corp.#	113,960	16,998,274
ConocoPhillips	77,077	8,946,327
Coterra Energy, Inc.	48,091	1,227,282
Devon Energy Corp.	41,957	1,900,652
Diamondback Energy, Inc.	11,712	1,816,297
EOG Resources, Inc.	37,815	4,573,724
EQT Corp.	26,700	1,032,222
Exxon Mobil Corp.	260,015	25,996,300
Hess Corp.	18,079	2,606,269
Kinder Morgan, Inc.	124,062	2,188,454
Marathon Oil Corp.	38,606	932,721
Marathon Petroleum Corp.	24,647	3,656,629
Occidental Petroleum Corp.	43,073	2,571,889
ONEOK, Inc.	37,892	2,660,776
Phillips 66	28,420	3,783,839
Pioneer Natural Resources Co.	15,255	3,430,544
Targa Resources Corp.	14,123	1,226,865
Valero Energy Corp.	22,100	2,873,000
Williams Cos., Inc. (The)	79,390	2,765,154

		91,901,373

Total Energy		101,053,093

Financials (11.7%)
Banks (2.9%)
Bank of America Corp.	446,898	15,047,056
Citigroup, Inc.	123,855	6,371,101
Citizens Financial Group, Inc.	30,805	1,020,878
Comerica, Inc.	8,772	489,565
Fifth Third Bancorp	44,471	1,533,805
Huntington Bancshares, Inc.	93,358	1,187,514
JPMorgan Chase & Co.	187,660	31,920,966
KeyCorp	58,887	847,973
M&T Bank Corp.	10,566	1,448,387
PNC Financial Services Group, Inc. (The)‡	26,062	4,035,701
Regions Financial Corp.	60,717	1,176,695
Truist Financial Corp.	86,637	3,198,638
US Bancorp	101,222	4,380,888
Wells Fargo & Co.	235,736	11,602,926
Zions Bancorp NA	10,190	447,035

		84,709,128

Capital Markets (2.7%)
Ameriprise Financial, Inc.	6,607	2,509,537
Bank of New York Mellon Corp. (The)	50,442	2,625,506
BlackRock, Inc.‡	6,409	5,202,826
BlackRock, Inc.	2,706	2,196,731
Blackstone, Inc.	46,158	6,043,005
Cboe Global Markets, Inc.	6,740	1,203,494
Charles Schwab Corp. (The)	96,391	6,631,701
CME Group, Inc.	23,285	4,903,821

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
FactSet Research Systems, Inc.	2,490	$1,187,854
Franklin Resources, Inc.	18,629	554,958
Goldman Sachs Group, Inc. (The)	21,168	8,165,979
Intercontinental Exchange, Inc.	36,865	4,734,572
Invesco Ltd.	29,678	529,456
MarketAxess Holdings, Inc.	2,563	750,575
Moody’s Corp.	10,174	3,973,557
Morgan Stanley	81,977	7,644,355
MSCI, Inc.	5,104	2,887,078
Nasdaq, Inc.	22,161	1,288,441
Northern Trust Corp.	13,413	1,131,789
Raymond James Financial, Inc.	12,036	1,342,014
S&P Global, Inc.	21,003	9,252,242
State Street Corp.	19,811	1,534,560
T. Rowe Price Group, Inc.	14,423	1,553,213

		77,847,264

Consumer Finance (0.5%)
American Express Co.	37,346	6,996,400
Capital One Financial Corp.	24,867	3,260,561
Discover Financial Services	16,205	1,821,442
Synchrony Financial	27,149	1,036,820

		13,115,223

Financial Services (3.7%)
Berkshire Hathaway, Inc., Class B*	118,103	42,122,616
Fidelity National Information Services, Inc.	38,267	2,298,699
Fiserv, Inc.*	38,959	5,175,314
FleetCor Technologies, Inc.*	4,738	1,339,006
Global Payments, Inc.	16,814	2,135,378
Jack Henry & Associates, Inc.	4,711	769,824
Mastercard, Inc., Class A	53,753	22,926,192
PayPal Holdings, Inc.*	69,955	4,295,937
Visa, Inc., Class A	103,470	26,938,414

		108,001,380

Insurance (1.9%)
Aflac, Inc.	34,643	2,858,047
Allstate Corp. (The)	16,895	2,364,962
American International Group, Inc.	45,876	3,108,099
Aon plc, Class A	12,949	3,768,418
Arch Capital Group Ltd.*	24,247	1,800,825
Arthur J Gallagher & Co.	14,045	3,158,440
Assurant, Inc.	3,352	564,778
Brown & Brown, Inc.	15,569	1,107,112
Chubb Ltd.	26,414	5,969,564
Cincinnati Financial Corp.	9,990	1,033,565
Everest Group Ltd.	2,778	982,245
Globe Life, Inc.	5,603	681,997
Hartford Financial Services Group, Inc. (The)	19,742	1,586,862
Loews Corp.	11,773	819,283
Marsh & McLennan Cos., Inc.	32,067	6,075,734
MetLife, Inc.	40,058	2,649,036
Principal Financial Group, Inc.	14,473	1,138,591
Progressive Corp. (The)	37,909	6,038,145
Prudential Financial, Inc.	23,277	2,414,058
Travelers Cos., Inc. (The)	14,844	2,827,634
W R Berkley Corp.	13,232	935,767
Willis Towers Watson plc	6,773	1,633,648

		53,516,810

Total Financials		337,189,805

Health Care (11.4%)
Biotechnology (1.8%)
AbbVie, Inc.	114,758	17,784,047
Amgen, Inc.	34,772	10,015,031
Biogen, Inc.*	9,318	2,411,219
Gilead Sciences, Inc.	80,901	6,553,790
Incyte Corp.*	11,799	740,859
Moderna, Inc.*	21,618	2,149,910
Regeneron Pharmaceuticals, Inc.*	6,947	6,101,481
Vertex Pharmaceuticals, Inc.*	16,701	6,795,470

		52,551,807

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	112,818	12,417,877
Align Technology, Inc.*	4,587	1,256,838
Baxter International, Inc.	32,407	1,252,855
Becton Dickinson & Co.	18,889	4,605,705
Boston Scientific Corp.*	94,560	5,466,514
Cooper Cos., Inc. (The)	3,204	1,212,522
Dentsply Sirona, Inc.	13,476	479,611
Dexcom, Inc.*	25,230	3,130,791
Edwards Lifesciences Corp.*	39,559	3,016,374
GE HealthCare Technologies, Inc.	24,944	1,928,670
Hologic, Inc.*	16,084	1,149,202
IDEXX Laboratories, Inc.*	5,412	3,003,931
Insulet Corp.*	4,534	983,787
Intuitive Surgical, Inc.*	22,953	7,743,424
Medtronic plc	86,399	7,117,550
ResMed, Inc.	9,477	1,630,233
STERIS plc	6,483	1,425,287
Stryker Corp.	21,933	6,568,056
Teleflex, Inc.	2,963	738,794
Zimmer Biomet Holdings, Inc.	13,472	1,639,542

		66,767,563

Health Care Providers & Services (2.6%)
Cardinal Health, Inc.	15,909	1,603,627
Cencora, Inc.	10,785	2,215,023
Centene Corp.*	34,484	2,559,058
Cigna Group (The)	18,930	5,668,589
CVS Health Corp.	83,184	6,568,209
DaVita, Inc.*	3,420	358,279
Elevance Health, Inc.	15,306	7,217,697
HCA Healthcare, Inc.	12,820	3,470,118
Henry Schein, Inc.*	8,519	644,973
Humana, Inc.	8,027	3,674,841
Laboratory Corp. of America Holdings	5,415	1,230,775
McKesson Corp.	8,676	4,016,814
Molina Healthcare, Inc.*	3,863	1,395,741
Quest Diagnostics, Inc.	7,276	1,003,215
UnitedHealth Group, Inc.	60,039	31,608,732
Universal Health Services, Inc., Class B	3,813	581,254

		73,816,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	19,045	$2,647,826
Bio-Rad Laboratories, Inc., Class A*	1,330	429,444
Bio-Techne Corp.	10,446	806,013
Charles River Laboratories International, Inc.*	3,233	764,281
Danaher Corp.	42,731	9,885,390
Illumina, Inc.*	10,375	1,444,615
IQVIA Holdings, Inc.*	11,844	2,740,465
Mettler-Toledo International, Inc.*	1,419	1,721,190
Revvity, Inc.	8,035	878,306
Thermo Fisher Scientific, Inc.	25,099	13,322,298
Waters Corp.*	3,761	1,238,234
West Pharmaceutical Services, Inc.	4,845	1,706,022

		37,584,084

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	132,080	6,777,025
Catalent, Inc.*	12,179	547,202
Eli Lilly and Co.	51,735	30,157,366
Johnson & Johnson	156,190	24,481,220
Merck & Co., Inc.	164,390	17,921,798
Pfizer, Inc.	367,063	10,567,744
Viatris, Inc.	78,041	845,184
Zoetis, Inc.	29,894	5,900,179

		97,197,718

Total Health Care		327,918,117

Industrials (8.0%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	4,624	1,194,518
Boeing Co. (The)*	36,809	9,594,634
General Dynamics Corp.	14,746	3,829,094
Howmet Aerospace, Inc.	25,450	1,377,354
Huntington Ingalls Industries, Inc.	2,671	693,498
L3Harris Technologies, Inc.	12,341	2,599,261
Lockheed Martin Corp.	14,333	6,496,289
Northrop Grumman Corp.	9,185	4,299,866
RTX Corp.	93,336	7,853,291
Textron, Inc.	12,893	1,036,855
TransDigm Group, Inc.	3,590	3,631,644

		42,606,304

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	7,445	643,174
Expeditors International of Washington, Inc.	9,319	1,185,377
FedEx Corp.	15,021	3,799,862
United Parcel Service, Inc., Class B	47,021	7,393,112

		13,021,525

Building Products (0.4%)
A.O. Smith Corp.	7,628	628,852
Allegion plc	5,718	724,413
Builders FirstSource, Inc.*	8,010	1,337,189
Carrier Global Corp.	54,640	3,139,068
Johnson Controls International plc	43,868	2,528,552
Masco Corp.	14,369	962,436
Trane Technologies plc	14,924	3,639,964

		12,960,474

Commercial Services & Supplies (0.5%)
Cintas Corp.	5,643	$3,400,810
Copart, Inc.*	56,288	2,758,112
Republic Services, Inc.	13,427	2,214,247
Rollins, Inc.	17,673	771,780
Veralto Corp.	14,244	1,171,711
Waste Management, Inc.	23,818	4,265,804

		14,582,464

Construction & Engineering (0.1%)
Quanta Services, Inc.	9,376	2,023,341

Electrical Equipment (0.6%)
AMETEK, Inc.	15,071	2,485,057
Eaton Corp. plc	25,871	6,230,254
Emerson Electric Co.	36,767	3,578,532
Generac Holdings, Inc.*	4,144	535,571
Hubbell, Inc., Class B	3,488	1,147,308
Rockwell Automation, Inc.	7,511	2,332,015

		16,308,737

Ground Transportation (1.0%)
CSX Corp.	127,999	4,437,725
JB Hunt Transport Services, Inc.	5,384	1,075,400
Norfolk Southern Corp.	14,622	3,456,349
Old Dominion Freight Line, Inc.	5,781	2,343,213
Uber Technologies, Inc.*	133,579	8,224,459
Union Pacific Corp.	39,624	9,732,447

		29,269,593

Industrial Conglomerates (0.8%)
3M Co.	36,001	3,935,629
General Electric Co.	70,758	9,030,844
Honeywell International, Inc.	42,768	8,968,877

		21,935,350

Machinery (1.6%)
Caterpillar, Inc.	33,165	9,805,895
Cummins, Inc.	9,081	2,175,535
Deere & Co.	17,386	6,952,140
Dover Corp.	8,954	1,377,215
Fortive Corp.	22,803	1,678,985
IDEX Corp.	5,032	1,092,497
Illinois Tool Works, Inc.	17,773	4,655,460
Ingersoll Rand, Inc.	26,347	2,037,677
Nordson Corp.	3,605	952,297
Otis Worldwide Corp.	26,306	2,353,598
PACCAR, Inc.*	34,038	3,323,811
Parker-Hannifin Corp.	8,396	3,868,037
Pentair plc	10,812	786,140
Snap-on, Inc.	3,464	1,000,542
Stanley Black & Decker, Inc.	9,782	959,614
Westinghouse Air Brake Technologies Corp.	11,043	1,401,357
Xylem, Inc.	15,445	1,766,290

		46,187,090

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	42,765	587,591
Delta Air Lines, Inc.	42,254	1,699,878
Southwest Airlines Co.	38,488	1,111,534
United Airlines Holdings, Inc.*	21,267	877,476

		4,276,479

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Professional Services (0.6%)
Automatic Data Processing, Inc.	26,770	$6,236,607
Broadridge Financial Solutions, Inc.	7,599	1,563,494
Ceridian HCM Holding, Inc.*	10,281	690,061
Equifax, Inc.	7,954	1,966,945
Jacobs Solutions, Inc.	7,973	1,034,895
Leidos Holdings, Inc.	9,138	989,097
Paychex, Inc.	20,766	2,473,438
Paycom Software, Inc.	3,179	657,163
Robert Half, Inc.	6,602	580,448
Verisk Analytics, Inc.	9,396	2,244,329

		18,436,477

Trading Companies & Distributors (0.3%)
Fastenal Co.	36,636	2,372,914
United Rentals, Inc.	4,373	2,507,565
WW Grainger, Inc.	2,901	2,404,030

		7,284,509

Total Industrials		228,892,343

Information Technology (26.0%)
Communications Equipment (0.7%)
Arista Networks, Inc.*	16,300	3,838,813
Cisco Systems, Inc.	262,929	13,283,173
F5, Inc.*	3,758	672,607
Juniper Networks, Inc.	21,404	630,990
Motorola Solutions, Inc.	10,744	3,363,839

		21,789,422

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	39,001	3,866,169
CDW Corp.	8,645	1,965,181
Corning, Inc.	49,816	1,516,897
Jabil, Inc.	8,305	1,058,057
Keysight Technologies, Inc.*	11,701	1,861,512
TE Connectivity Ltd.	20,075	2,820,538
Teledyne Technologies, Inc.*	3,074	1,371,896
Trimble, Inc.*	15,694	834,921
Zebra Technologies Corp., Class A*	3,297	901,169

		16,196,340

IT Services (1.1%)
Accenture plc, Class A	40,740	14,296,074
Akamai Technologies, Inc.*	9,603	1,136,515
Cognizant Technology Solutions Corp., Class A	32,761	2,474,438
EPAM Systems, Inc.*	3,724	1,107,294
Gartner, Inc.*	5,052	2,279,008
International Business Machines Corp.	59,149	9,673,819
VeriSign, Inc.*	5,822	1,199,099

		32,166,247

Semiconductors & Semiconductor Equipment (7.3%)
Advanced Micro Devices, Inc.*	104,954	15,471,269
Analog Devices, Inc.	32,258	6,405,149
Applied Materials, Inc.	54,192	8,782,897
Broadcom, Inc.	28,521	31,836,566
Enphase Energy, Inc.*	8,681	1,147,107
First Solar, Inc.*	6,725	1,158,583
Intel Corp.	273,778	13,757,345
KLA Corp.	8,845	5,141,599
Lam Research Corp.	8,552	6,698,440
Microchip Technology, Inc.	34,947	3,151,520
Micron Technology, Inc.	71,660	6,115,464
Monolithic Power Systems, Inc.	3,109	1,961,095
NVIDIA Corp.	160,332	79,399,613
NXP Semiconductors NV	16,698	3,835,197
ON Semiconductor Corp.*	27,995	2,338,422
Qorvo, Inc.*	6,148	692,326
QUALCOMM, Inc.	72,385	10,469,043
Skyworks Solutions, Inc.	10,224	1,149,382
Teradyne, Inc.	10,085	1,094,424
Texas Instruments, Inc.	59,033	10,062,765

		210,668,206

Software (9.7%)
Adobe, Inc.*	29,538	17,622,371
ANSYS, Inc.*	5,573	2,022,330
Autodesk, Inc.*	13,990	3,406,285
Cadence Design Systems, Inc.*	17,590	4,790,988
Fair Isaac Corp.*	1,628	1,895,008
Fortinet, Inc.*	41,763	2,444,388
Gen Digital, Inc.	35,944	820,242
Intuit, Inc.	18,211	11,382,421
Microsoft Corp.	482,442	181,417,490
Oracle Corp.	103,239	10,884,488
Palo Alto Networks, Inc.*	20,176	5,949,499
PTC, Inc.*	7,725	1,351,566
Roper Technologies, Inc.	6,975	3,802,561
Salesforce, Inc.*	63,094	16,602,555
ServiceNow, Inc.*	13,266	9,372,296
Synopsys, Inc.*	9,847	5,070,319
Tyler Technologies, Inc.*	2,704	1,130,597

		279,965,404

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	948,984	182,707,889
Hewlett Packard Enterprise Co.	81,662	1,386,621
HP, Inc.	56,844	1,710,436
NetApp, Inc.	13,585	1,197,654
Seagate Technology Holdings plc	12,764	1,089,663
Western Digital Corp.*	21,385	1,119,932

		189,212,195

Total Information Technology		749,997,814

Materials (2.2%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	14,330	3,923,554
Albemarle Corp.	7,621	1,101,082
Celanese Corp.	6,680	1,037,872
CF Industries Holdings, Inc.	12,688	1,008,696
Corteva, Inc.	46,011	2,204,847
Dow, Inc.	45,604	2,500,923
DuPont de Nemours, Inc.	27,915	2,147,501
Eastman Chemical Co.	7,761	697,093
Ecolab, Inc.	16,321	3,237,270
FMC Corp.	8,329	525,144
International Flavors & Fragrances, Inc.	16,824	1,362,239
Linde plc	31,475	12,927,097

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
LyondellBasell Industries NV, Class A	16,595	$1,577,853
Mosaic Co. (The)	21,191	757,154
PPG Industries, Inc.	15,233	2,278,095
Sherwin-Williams Co. (The)	15,301	4,772,382

		42,058,802

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	4,000	1,995,640
Vulcan Materials Co.	8,578	1,947,292

		3,942,932

Containers & Packaging (0.2%)
Amcor plc	95,886	924,341
Avery Dennison Corp.	5,132	1,037,485
Ball Corp.	20,800	1,196,416
International Paper Co.	22,089	798,517
Packaging Corp. of America	5,881	958,074
Westrock Co.	16,104	668,638

		5,583,471

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	93,772	3,991,874
Newmont Corp.	74,903	3,100,235
Nucor Corp.	15,788	2,747,744
Steel Dynamics, Inc.	9,721	1,148,050

		10,987,903

Total Materials		62,573,108

Real Estate (2.3%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	35,766	708,167
Ventas, Inc. (REIT)	26,485	1,320,012
Welltower, Inc. (REIT)	35,981	3,244,407

		5,272,586

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	45,032	876,773

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	59,996	7,997,467

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	10,217	1,295,209
Boston Properties, Inc. (REIT)	9,061	635,810

		1,931,019

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	19,549	1,819,817
CoStar Group, Inc.*	26,601	2,324,661

		4,144,478

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	9,319	1,744,703
Camden Property Trust (REIT)	6,697	664,945
Equity Residential (REIT)	22,458	1,373,531
Essex Property Trust, Inc. (REIT)	4,200	1,041,348
Invitation Homes, Inc. (REIT)	36,784	1,254,702
Mid-America Apartment Communities, Inc. (REIT)	7,573	1,018,266
UDR, Inc. (REIT)	19,337	740,414

		7,837,909

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	4,580	471,969
Kimco Realty Corp. (REIT)	40,082	854,148
Realty Income Corp. (REIT)	46,372	2,662,680
Regency Centers Corp. (REIT)	10,521	704,907
Simon Property Group, Inc. (REIT)	21,230	3,028,247

		7,721,951

Specialized REITs (1.0%)
American Tower Corp. (REIT)	30,202	6,520,008
Crown Castle, Inc. (REIT)	28,340	3,264,485
Digital Realty Trust, Inc. (REIT)	19,682	2,648,804
Equinix, Inc. (REIT)	6,122	4,930,598
Extra Space Storage, Inc. (REIT)	13,609	2,181,931
Iron Mountain, Inc. (REIT)	19,073	1,334,728
Public Storage (REIT)	10,348	3,156,140
SBA Communications Corp. (REIT)	7,060	1,791,051
VICI Properties, Inc. (REIT), Class A	66,883	2,132,230
Weyerhaeuser Co. (REIT)	47,347	1,646,255

		29,606,230

Total Real Estate		65,388,413

Utilities (2.1%)
Electric Utilities (1.4%)
Alliant Energy Corp.	16,060	823,878
American Electric Power Co., Inc.	33,819	2,746,779
Constellation Energy Corp.	20,676	2,416,818
Duke Energy Corp.	49,853	4,837,735
Edison International	24,630	1,760,799
Entergy Corp.	13,764	1,392,779
Evergy, Inc.	14,711	767,914
Eversource Energy	22,622	1,396,230
Exelon Corp.	64,768	2,325,171
FirstEnergy Corp.	33,556	1,230,163
NextEra Energy, Inc.	133,180	8,089,353
NRG Energy, Inc.	14,964	773,639
PG&E Corp.	136,773	2,466,017
Pinnacle West Capital Corp.	7,638	548,714
PPL Corp.	47,844	1,296,573
Southern Co. (The)	70,577	4,948,859
Xcel Energy, Inc.	35,477	2,196,381

		40,017,802

Gas Utilities (0.0%)†
Atmos Energy Corp.	9,720	1,126,548

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	44,815	862,689

Multi-Utilities (0.6%)
Ameren Corp.	17,122	1,238,606
CenterPoint Energy, Inc.	40,220	1,149,085
CMS Energy Corp.	18,592	1,079,637
Consolidated Edison, Inc.	22,403	2,038,001
Dominion Energy, Inc.	54,524	2,562,628
DTE Energy Co.	13,181	1,453,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
NiSource, Inc.	27,445	$728,665
Public Service Enterprise Group, Inc.	32,069	1,961,019
Sempra	40,913	3,057,429
WEC Energy Group, Inc.	20,578	1,732,050

		17,000,457

Water Utilities (0.1%)
American Water Works Co., Inc.	12,709	1,677,461

Total Utilities		60,684,957

Total Common Stocks (90.3%) (Cost $730,960,794)		2,598,833,659

SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	59,265	59,265
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	14,127	14,127
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,332,546	1,332,546
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	88,633,298	88,704,205

Total Investment Companies		90,110,143

Total Short-Term Investments (3.1%) (Cost $90,083,754)		90,110,143

Total Investments in Securities (93.4%) (Cost $821,044,548)		2,688,943,802
Other Assets Less Liabilities (6.6%)		191,072,034

Net Assets (100%)		$2,880,015,836

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,193,280.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $1,965,047. This was collateralized by $616,147 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $1,405,938 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	18,354	3,150,113	—	(210,894)	137,586	(234,688)	2,842,117	116,230	—
Capital Markets
BlackRock, Inc.	6,409	5,263,704	—	(695,096)	479,057	155,161	5,202,826	138,325	—

Total		8,413,817	—	(905,990)	616,643	(79,527)	8,044,943	254,555	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1,168	3/2024	USD	281,488,000	9,743,849

					9,743,849

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$223,021,719	$—	$—	$223,021,719
Consumer Discretionary	282,162,880	—	—	282,162,880
Consumer Staples	159,951,410	—	—	159,951,410
Energy	101,053,093	—	—	101,053,093
Financials	337,189,805	—	—	337,189,805
Health Care	327,918,117	—	—	327,918,117
Industrials	228,892,343	—	—	228,892,343
Information Technology	749,997,814	—	—	749,997,814
Materials	62,573,108	—	—	62,573,108
Real Estate	65,388,413	—	—	65,388,413
Utilities	60,684,957	—	—	60,684,957
Futures	9,743,849	—	—	9,743,849
Short-Term Investments
Investment Companies	90,110,143	—	—	90,110,143

Total Assets	$2,698,687,651	$—	$—	$2,698,687,651

Total Liabilities	$—	$—	$—	$—

Total	$2,698,687,651	$—	$—	$2,698,687,651

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$9,743,849	*

Total		$9,743,849

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$30,581,643	$30,581,643

Total	$30,581,643	$30,581,643

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$16,925,375	$16,925,375

Total	$16,925,375	$16,925,375

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$252,721,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$57,194,981
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$288,334,609

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 29%)*	Net Proceeds of Sales and Redemptions (affiliated 6%)*	Net Realized Gain (Loss)
$ 16,495,065	$18,352,812	$7,004,118

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,903,825,473
Aggregate gross unrealized depreciation	(37,617,143)

Net unrealized appreciation	$1,866,208,330

Federal income tax cost of investments in securities and derivative instruments, if applicable	$832,479,321

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $2,030,493)	$8,044,943
Unaffiliated Issuers (Cost $819,014,055)	2,680,898,859
Cash	178,005,498
Cash held as collateral at broker for futures	14,998,400
Dividends, interest and other receivables	2,826,191
Securities lending income receivable	1,047
Other assets	11,033

Total assets	2,884,785,971

LIABILITIES
Payable for return of collateral on securities loaned	1,405,938
Payable for Portfolio shares repurchased	1,174,244
Investment management fees payable	1,069,872
Due to broker for futures variation margin	715,378
Administrative fees payable	314,402
Accrued expenses	90,301

Total liabilities	4,770,135

Commitments and contingent liabilities^
NET ASSETS	$2,880,015,836

Net assets were comprised of:
Paid in capital	$1,147,624,097
Total distributable earnings (loss)	1,732,391,739

Net assets	$2,880,015,836

Class K
Net asset value, offering and redemption price per share, $2,880,015,836 / 200,705,417 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.35

(x)	Includes value of securities on loan of $1,965,047.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($254,555 of dividend income received from affiliates) (net of $10,665 foreign withholding tax)	$40,778,495
Interest	9,112,379
Securities lending (net)	57,868

Total income	49,948,742

EXPENSES
Investment management fees	11,953,955
Administrative fees	3,446,204
Professional fees	169,864
Printing and mailing expenses	168,197
Trustees’ fees	95,982
Custodian fees	95,800
Miscellaneous	64,249

Total expenses	15,994,251

NET INVESTMENT INCOME (LOSS)	33,954,491

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($616,643 realized gain (loss) from affiliates)	180,777,473
Futures contracts	30,581,643

Net realized gain (loss)	211,359,116

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(79,527) of change in unrealized appreciation (depreciation) from affiliates)	352,588,205
Futures contracts	16,925,375

Net change in unrealized appreciation (depreciation)	369,513,580

NET REALIZED AND UNREALIZED GAIN (LOSS)	580,872,696

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$614,827,187

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$33,954,491	$28,254,802
Net realized gain (loss)	211,359,116	132,014,383
Net change in unrealized appreciation (depreciation)	369,513,580	(863,327,575)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	614,827,187	(703,058,390)

Distributions to shareholders:
Class K	(260,831,333)	(174,617,835)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 3,464,742 and 2,374,686 shares, respectively ]	48,655,638	31,044,168
Capital shares issued in reinvestment of dividends and distributions [ 18,544,938 and 13,373,645 shares, respectively ]	260,831,333	174,617,835
Capital shares repurchased [ (22,967,762) and (26,944,680) shares , respectively]	(321,155,772)	(383,966,476)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(11,668,801)	(178,304,473)

TOTAL INCREASE (DECREASE) IN NET ASSETS	342,327,053	(1,055,980,698)
NET ASSETS:
Beginning of year	2,537,688,783	3,593,669,481

End of year	$2,880,015,836	$2,537,688,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$12.58	$16.88	$14.94	$15.33	$12.94

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.14	0.12	0.18	0.24
Net realized and unrealized gain (loss)	2.98	(3.54)	3.98	2.26	3.62

Total from investment operations	3.16	(3.40)	4.10	2.44	3.86

Less distributions:
Dividends from net investment income	(0.19)	(0.15)	(0.13)	(0.18)	(0.27)
Distributions from net realized gains	(1.20)	(0.75)	(2.03)	(2.65)	(1.20)

Total dividends and distributions	(1.39)	(0.90)	(2.16)	(2.83)	(1.47)

Net asset value, end of year	$14.35	$12.58	$16.88	$14.94	$15.33

Total return	25.54%	(20.28)%	27.86%	16.75%	30.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,880,016	$2,537,689	$3,593,669	$3,221,897	$3,308,504
Ratio of expenses to average net assets (f)	0.59%	0.58%	0.57%	0.59%	0.58%
Ratio of net investment income (loss) to average net assets (f)	1.26%	0.97%	0.69%	1.15%	1.60%
Portfolio turnover rate^	2%	2%	3%	7%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class K Shares	15.70%	11.34%	8.20%
S&P MidCap 400® Index	16.44	12.62	9.27

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class K shares returned 15.70% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P MidCap 400® Index, which returned 16.44% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to the performance were Industrials, Consumer Discretionary, Technology, Financials and Materials.

•	The stocks that contributed the most to performance were Builders FirstSource, Inc., Super Micro Computer, Inc., Jabil, Inc., Deckers Outdoor Corp. and TopBuild Corp.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Communication Services, Health Care, Energy and Consumer Staples.

•	The stocks that detracted the most from performance were First Horizon Corp., Wolfspeed, Inc., Medical Properties Trust, Inc., Hawaiian Electric Industries, Inc. and Halozyme Therapeutics, Inc.

Sector Weightings as of December 31, 2023	% of Net Assets
Industrials	19.2%
Financials	14.4
Consumer Discretionary	14.4
Information Technology	8.7
Real Estate	7.3
Health Care	7.0
Materials	6.6
Investment Companies	6.4
Energy	4.6
Consumer Staples	3.8
Utilities	2.9
Communication Services	1.5
Cash and Other	3.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class K
Actual	$1,000.00	$1,067.00	$3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	23,827	$603,776
Iridium Communications, Inc.	13,264	545,946

		1,149,722

Entertainment (0.2%)
TKO Group Holdings, Inc., Class A	6,456	526,681

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	4,929	331,180
ZoomInfo Technologies, Inc., Class A*	32,058	592,752

		923,932

Media (0.6%)
Cable One, Inc.	484	269,390
New York Times Co. (The), Class A	17,692	866,731
Nexstar Media Group, Inc., Class A	3,562	558,343
TEGNA, Inc.	20,822	318,577

		2,013,041

Total Communication Services		4,613,376

Consumer Discretionary (14.4%)
Automobile Components (1.4%)
Adient plc*	10,257	372,945
Autoliv, Inc.	8,147	897,718
Fox Factory Holding Corp.*	4,511	304,402
Gentex Corp.	24,866	812,124
Goodyear Tire & Rubber Co. (The)*	30,545	437,404
Lear Corp.	6,401	903,885
Visteon Corp.*	2,977	371,827

		4,100,305

Automobiles (0.4%)
Harley-Davidson, Inc.	13,989	515,355
Thor Industries, Inc.	5,812	687,269

		1,202,624

Broadline Retail (0.4%)
Macy’s, Inc.	29,704	597,644
Nordstrom, Inc. (x)	10,409	192,046
Ollie’s Bargain Outlet Holdings, Inc.*	6,511	494,120

		1,283,810

Diversified Consumer Services (0.9%)
Graham Holdings Co., Class B	377	262,588
Grand Canyon Education, Inc.*	3,074	405,891
H&R Block, Inc.	15,601	754,620
Service Corp. International	16,170	1,106,837

		2,529,936

Hotels, Restaurants & Leisure (3.2%)
Aramark	28,278	794,612
Boyd Gaming Corp.	7,412	464,065
Choice Hotels International, Inc. (x)	2,617	296,506
Churchill Downs, Inc.	7,314	986,878
Hilton Grand Vacations, Inc.*	7,795	313,203
Hyatt Hotels Corp., Class A	4,954	646,051
Light & Wonder, Inc.*	9,709	797,206
Marriott Vacations Worldwide Corp.	3,567	302,803
Penn Entertainment, Inc. (x)*	16,235	422,435
Planet Fitness, Inc., Class A*	9,221	673,133
Texas Roadhouse, Inc., Class A	7,280	889,834
Travel + Leisure Co.	8,012	313,189
Vail Resorts, Inc.	4,131	881,845
Wendy’s Co. (The)	18,410	358,627
Wingstop, Inc.	3,176	814,898
Wyndham Hotels & Resorts, Inc.	8,933	718,302

		9,673,587

Household Durables (1.8%)
Helen of Troy Ltd.*	2,531	305,770
KB Home	8,234	514,296
Leggett & Platt, Inc.	14,514	379,831
Taylor Morrison Home Corp., Class A*	11,434	610,004
Tempur Sealy International, Inc.	18,788	957,624
Toll Brothers, Inc.	11,737	1,206,446
TopBuild Corp.*	3,445	1,289,326

		5,263,297

Leisure Products (0.8%)
Brunswick Corp.	7,517	727,270
Mattel, Inc.*	37,942	716,345
Polaris, Inc.	5,700	540,189
YETI Holdings, Inc.*	9,287	480,881

		2,464,685

Specialty Retail (3.6%)
AutoNation, Inc.*	2,789	418,852
Burlington Stores, Inc.*	7,006	1,362,527
Dick’s Sporting Goods, Inc.	6,642	976,042
Five Below, Inc.*	5,971	1,272,778
Floor & Decor Holdings, Inc., Class A (x)*	11,556	1,289,187
GameStop Corp., Class A (x)*	29,052	509,282
Gap, Inc. (The)	23,265	486,471
Lithia Motors, Inc., Class A	2,973	978,949
Murphy USA, Inc.	2,073	739,149
Penske Automotive Group, Inc.	2,113	339,158
RH*	1,673	487,646
Valvoline, Inc.*	14,729	553,516
Williams-Sonoma, Inc.	6,919	1,396,116

		10,809,673

Textiles, Apparel & Luxury Goods (1.9%)
Capri Holdings Ltd.*	12,474	626,694
Carter’s, Inc.	3,743	280,313
Columbia Sportswear Co.	3,448	274,254
Crocs, Inc.*	6,554	612,209
Deckers Outdoor Corp.*	2,774	1,854,225
PVH Corp.	6,575	802,939
Skechers USA, Inc., Class A*	14,542	906,549
Under Armour, Inc., Class A*	20,523	180,397
Under Armour, Inc., Class C*	20,023	167,192

		5,704,772

Total Consumer Discretionary		43,032,689

Consumer Staples (3.8%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	1,002	346,281

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Celsius Holdings, Inc.*	16,030	$873,956
Coca-Cola Consolidated, Inc.	516	479,054

		1,699,291

Consumer Staples Distribution & Retail (1.7%)
BJ’s Wholesale Club Holdings, Inc.*	14,266	950,971
Casey’s General Stores, Inc.	4,000	1,098,960
Grocery Outlet Holding Corp.*	9,899	266,877
Performance Food Group Co.*	16,825	1,163,449
Sprouts Farmers Market, Inc.*	10,864	522,667
US Foods Holding Corp.*	24,448	1,110,184

		5,113,108

Food Products (1.0%)
Darling Ingredients, Inc.*	17,357	865,073
Flowers Foods, Inc.	21,209	477,414
Ingredion, Inc.	7,181	779,354
Lancaster Colony Corp.	2,153	358,238
Pilgrim’s Pride Corp.*	4,468	123,585
Post Holdings, Inc.*	5,602	493,312

		3,096,976

Personal Care Products (0.5%)
BellRing Brands, Inc.*	14,319	793,703
Coty, Inc., Class A*	41,398	514,163

		1,307,866

Total Consumer Staples		11,217,241

Energy (4.6%)
Energy Equipment & Services (0.9%)
ChampionX Corp.	21,086	615,922
NOV, Inc.	42,676	865,469
Valaris Ltd.*	6,663	456,882
Weatherford International plc*	7,810	764,053

		2,702,326

Oil, Gas & Consumable Fuels (3.7%)
Antero Midstream Corp.	37,142	465,389
Antero Resources Corp.*	30,334	687,975
Chesapeake Energy Corp. (x)	12,028	925,434
Chord Energy Corp.	4,487	745,874
Civitas Resources, Inc.	9,360	640,037
CNX Resources Corp.*	16,329	326,580
DT Midstream, Inc.	10,342	566,742
Equitrans Midstream Corp.	46,603	474,418
HF Sinclair Corp.	17,231	957,527
Matador Resources Co.	11,964	680,273
Murphy Oil Corp.	15,810	674,455
Ovintiv, Inc.	27,657	1,214,695
PBF Energy, Inc., Class A	11,751	516,574
Permian Resources Corp.	43,462	591,083
Range Resources Corp.	25,915	788,853
Southwestern Energy Co.*	117,609	770,339

		11,026,248

Total Energy		13,728,574

Financials (14.4%)
Banks (5.2%)
Associated Banc-Corp.	15,673	335,245
Bank OZK	11,648	580,420
Cadence Bank	19,768	584,935
Columbia Banking System, Inc.	22,957	612,493
Commerce Bancshares, Inc.	12,922	690,164
Cullen/Frost Bankers, Inc.	6,908	749,449
East West Bancorp, Inc.	15,398	1,107,886
First Financial Bankshares, Inc.	13,489	408,717
First Horizon Corp.	60,207	852,531
FNB Corp.	38,466	529,677
Glacier Bancorp, Inc.	12,006	496,088
Hancock Whitney Corp.	9,254	449,652
Home BancShares, Inc.	19,846	502,699
International Bancshares Corp.	5,361	291,209
New York Community Bancorp, Inc.	77,910	797,019
Old National Bancorp	31,667	534,856
Pinnacle Financial Partners, Inc.	8,378	730,729
Prosperity Bancshares, Inc.	10,165	688,475
SouthState Corp.	8,223	694,432
Synovus Financial Corp.	16,393	617,196
Texas Capital Bancshares, Inc.*	4,901	316,752
UMB Financial Corp.	4,752	397,030
United Bankshares, Inc.	14,555	546,540
Valley National Bancorp	47,032	510,768
Webster Financial Corp.	18,981	963,476
Wintrust Financial Corp.	6,791	629,865

		15,618,303

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	4,103	621,276
Carlyle Group, Inc. (The)	24,869	1,011,920
Evercore, Inc., Class A	4,164	712,252
Federated Hermes, Inc., Class B	9,735	329,627
Houlihan Lokey, Inc., Class A	5,972	716,102
Interactive Brokers Group, Inc., Class A	11,903	986,759
Janus Henderson Group plc	15,691	473,084
Jefferies Financial Group, Inc.	19,976	807,230
Morningstar, Inc.	2,804	802,617
SEI Investments Co.	11,891	755,673
Stifel Financial Corp.	12,044	832,843

		8,049,383

Consumer Finance (0.6%)
Ally Financial, Inc.	29,430	1,027,695
FirstCash Holdings, Inc.	4,107	445,158
SLM Corp.	24,322	465,037

		1,937,890

Financial Services (1.4%)
Equitable Holdings, Inc.	10,501	349,683
Essent Group Ltd.	11,330	597,544
Euronet Worldwide, Inc.*	4,763	483,397
MGIC Investment Corp.	29,524	569,518
Voya Financial, Inc.	12,000	875,520
Western Union Co. (The)	36,364	433,459
WEX, Inc.*	4,647	904,074

		4,213,195

Insurance (3.9%)
American Financial Group, Inc.	7,261	863,260
Brighthouse Financial, Inc.*	7,192	380,601
CNO Financial Group, Inc.	11,992	334,577
Erie Indemnity Co., Class A	2,692	901,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Fidelity National Financial, Inc.	13,906	$709,484
First American Financial Corp.	11,158	719,021
Hanover Insurance Group, Inc. (The)	3,932	477,423
Kemper Corp.	6,562	319,373
Kinsale Capital Group, Inc.	2,357	789,383
Old Republic International Corp.	29,516	867,770
Primerica, Inc.	3,825	787,032
Reinsurance Group of America, Inc.	7,256	1,173,876
RenaissanceRe Holdings Ltd.	5,654	1,108,184
RLI Corp.	4,207	560,036
Selective Insurance Group, Inc.	6,502	646,819
Unum Group	20,028	905,666

		11,544,110

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	57,445	1,112,710
Starwood Property Trust, Inc. (REIT) (x)	32,160	676,003

		1,788,713

Total Financials		43,151,594

Health Care (7.0%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc.*	11,454	350,492
Exelixis, Inc.*	33,683	808,055
Halozyme Therapeutics, Inc.*	14,219	525,534
Neurocrine Biosciences, Inc.*	10,623	1,399,687
United Therapeutics Corp.*	5,103	1,122,099

		4,205,867

Health Care Equipment & Supplies (2.2%)
Enovis Corp.*	5,161	289,119
Envista Holdings Corp.*	18,443	443,739
Globus Medical, Inc., Class A*	12,369	659,144
Haemonetics Corp.*	5,427	464,063
Inari Medical, Inc.*	5,558	360,825
Integra LifeSciences Holdings Corp.*	7,305	318,133
Lantheus Holdings, Inc.*	7,450	461,900
LivaNova plc*	5,696	294,711
Masimo Corp.*	4,785	560,850
Neogen Corp.*	21,109	424,502
Penumbra, Inc.*	4,171	1,049,173
QuidelOrtho Corp.*	5,377	396,285
Shockwave Medical, Inc.*	3,957	754,046

		6,476,490

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	9,921	771,457
Amedisys, Inc.*	3,425	325,581
Chemed Corp.	1,597	933,846
Encompass Health Corp.	10,756	717,640
HealthEquity, Inc.*	9,238	612,479
Option Care Health, Inc.*	19,039	641,424
Patterson Cos., Inc.	9,149	260,289
Progyny, Inc.*	8,527	317,034
R1 RCM, Inc.*	21,038	222,372
Tenet Healthcare Corp.*	11,085	837,693

		5,639,815

Health Care Technology (0.1%)
Doximity, Inc., Class A*	12,653	354,790

Life Sciences Tools & Services (1.0%)
Azenta, Inc.*	6,549	426,602
Bruker Corp.	10,154	746,116
Medpace Holdings, Inc.*	2,511	769,697
Repligen Corp.*	5,589	1,004,902
Sotera Health Co. (x)*	10,791	181,828

		3,129,145

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	6,736	828,528
Perrigo Co. plc	14,535	467,736

		1,296,264

Total Health Care		21,102,371

Industrials (19.2%)
Aerospace & Defense (1.1%)
BWX Technologies, Inc.	9,879	758,016
Curtiss-Wright Corp.	4,061	904,750
Hexcel Corp.	9,031	666,036
Woodward, Inc.	6,505	885,526

		3,214,328

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	12,935	791,105

Building Products (3.1%)
Advanced Drainage Systems, Inc.	7,380	1,037,923
Carlisle Cos., Inc.	5,258	1,642,757
Fortune Brands Innovations, Inc.	13,821	1,052,331
Lennox International, Inc.	3,455	1,546,182
Owens Corning	9,689	1,436,201
Simpson Manufacturing Co., Inc.	4,597	910,114
Trex Co., Inc.*	11,660	965,331
UFP Industries, Inc.	6,651	835,033

		9,425,872

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	5,018	441,333
Clean Harbors, Inc.*	5,521	963,470
MSA Safety, Inc.	3,975	671,099
Stericycle, Inc.*	10,011	496,145
Tetra Tech, Inc.	5,771	963,353

		3,535,400

Construction & Engineering (1.8%)
AECOM	15,229	1,407,616
Comfort Systems USA, Inc.	3,849	791,624
EMCOR Group, Inc.	5,089	1,096,323
Fluor Corp.*	18,450	722,686
MasTec, Inc.*	6,571	497,556
MDU Resources Group, Inc.	22,557	446,629
Valmont Industries, Inc.	2,211	516,291

		5,478,725

Electrical Equipment (1.4%)
Acuity Brands, Inc.	3,309	677,782
EnerSys	4,309	435,037
nVent Electric plc	17,956	1,061,020
Regal Rexnord Corp.	7,183	1,063,228
Sensata Technologies Holding plc	16,201	608,671
Sunrun, Inc.*	23,327	457,909

		4,303,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Ground Transportation (1.8%)
Avis Budget Group, Inc.	2,010	$356,293
Hertz Global Holdings, Inc.*	14,003	145,491
Knight-Swift Transportation Holdings, Inc., Class A	17,498	1,008,760
Landstar System, Inc.	3,740	724,251
Ryder System, Inc.	4,858	558,961
Saia, Inc.*	2,860	1,253,309
Werner Enterprises, Inc.	5,900	249,983
XPO, Inc.*	12,551	1,099,342

		5,396,390

Machinery (4.4%)
AGCO Corp.	6,660	808,591
Chart Industries, Inc.*	4,511	614,985
Crane Co.	5,223	617,045
Donaldson Co., Inc.	12,654	826,939
Esab Corp.	6,100	528,382
Flowserve Corp.	14,110	581,614
Graco, Inc.	18,017	1,563,155
ITT, Inc.	8,780	1,047,630
Lincoln Electric Holdings, Inc.	6,175	1,342,815
Middleby Corp. (The)*	5,800	853,586
Oshkosh Corp.	7,097	769,386
RBC Bearings, Inc.*	3,131	891,991
Terex Corp.	7,122	409,230
Timken Co. (The)	7,016	562,332
Toro Co. (The)	11,159	1,071,152
Watts Water Technologies, Inc., Class A	2,827	588,977

		13,077,810

Marine Transportation (0.2%)
Kirby Corp.*	6,269	491,991

Professional Services (2.6%)
ASGN, Inc.*	5,158	496,045
CACI International, Inc., Class A*	2,425	785,361
Concentrix Corp.	5,135	504,308
ExlService Holdings, Inc.*	17,509	540,153
Exponent, Inc.	5,312	467,668
FTI Consulting, Inc.*	3,822	761,151
Genpact Ltd.	17,996	624,641
Insperity, Inc.	3,850	451,297
KBR, Inc.	14,731	816,245
ManpowerGroup, Inc.	5,454	433,429
Maximus, Inc.	6,629	555,908
Paylocity Holding Corp.*	4,663	768,696
Science Applications International Corp.	5,842	726,277

		7,931,179

Trading Companies & Distributors (1.3%)
Core & Main, Inc., Class A*	14,299	577,823
GATX Corp.	3,729	448,300
MSC Industrial Direct Co., Inc., Class A	4,951	501,338
Watsco, Inc.	3,670	1,572,485
WESCO International, Inc.	4,813	836,885

		3,936,831

Total Industrials		57,583,278

Information Technology (8.7%)
Communications Equipment (0.5%)
Calix, Inc.*	6,242	272,713
Ciena Corp.*	15,942	717,549
Lumentum Holdings, Inc.*	7,232	379,102

		1,369,364

Electronic Equipment, Instruments & Components (2.1%)
Arrow Electronics, Inc.*	5,874	718,096
Avnet, Inc.	9,823	495,079
Belden, Inc.	4,444	343,299
Cognex Corp.	18,148	757,498
Coherent Corp.*	14,236	619,693
Crane NXT Co.	5,068	288,217
IPG Photonics Corp.*	3,101	336,583
Littelfuse, Inc.	2,646	707,964
Novanta, Inc.*	3,851	648,547
TD SYNNEX Corp.	5,731	616,713
Vishay Intertechnology, Inc.	13,392	321,006
Vontier Corp.	16,544	571,595

		6,424,290

IT Services (0.7%)
GoDaddy, Inc., Class A*	15,353	1,629,874
Kyndryl Holdings, Inc.*	24,970	518,877

		2,148,751

Semiconductors & Semiconductor Equipment (2.6%)
Allegro MicroSystems, Inc.*	7,720	233,684
Amkor Technology, Inc.	11,296	375,818
Cirrus Logic, Inc.*	5,747	478,093
Lattice Semiconductor Corp.*	14,814	1,022,018
MACOM Technology Solutions Holdings, Inc.*	5,865	545,152
MKS Instruments, Inc.	6,858	705,482
Onto Innovation, Inc.*	5,303	810,829
Power Integrations, Inc.	5,899	484,367
Rambus, Inc.*	11,543	787,810
Silicon Laboratories, Inc.*	3,424	452,892
Synaptics, Inc.*	4,248	484,612
Universal Display Corp.	4,697	898,348
Wolfspeed, Inc.*	13,567	590,300

		7,869,405

Software (2.3%)
Aspen Technology, Inc.*	3,055	672,558
Blackbaud, Inc.*	4,699	407,403
CommVault Systems, Inc.*	4,757	379,846
Dolby Laboratories, Inc., Class A	6,495	559,739
Dropbox, Inc., Class A*	28,066	827,386
Dynatrace, Inc.*	25,997	1,421,776
Manhattan Associates, Inc.*	6,638	1,429,294
Qualys, Inc.*	3,977	780,606
Teradata Corp.*	10,541	458,639

		6,937,247

Technology Hardware, Storage & Peripherals (0.5%)
Super Micro Computer, Inc.*	5,002	1,421,869

Total Information Technology		26,170,926

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Materials (6.6%)
Chemicals (2.2%)
Ashland, Inc.	5,471	$461,260
Avient Corp.	9,740	404,892
Axalta Coating Systems Ltd.*	23,769	807,433
Cabot Corp.	5,916	493,986
Chemours Co. (The)	16,357	515,900
Livent Corp.*	19,341	347,751
NewMarket Corp.	741	404,460
Olin Corp.	13,316	718,398
RPM International, Inc.	13,921	1,554,001
Scotts Miracle-Gro Co. (The)	4,557	290,509
Westlake Corp.	3,607	504,835

		6,503,425

Construction Materials (0.4%)
Eagle Materials, Inc.	3,775	765,721
Knife River Corp.*	6,079	402,308

		1,168,029

Containers & Packaging (1.6%)
AptarGroup, Inc.	7,100	877,702
Berry Global Group, Inc.	13,062	880,248
Crown Holdings, Inc.	13,188	1,214,483
Graphic Packaging Holding Co.	33,393	823,138
Greif, Inc., Class A	2,683	175,978
Silgan Holdings, Inc.	8,696	393,494
Sonoco Products Co.	10,683	596,859

		4,961,902

Metals & Mining (2.2%)
Alcoa Corp.	19,461	661,674
Cleveland-Cliffs, Inc.*	54,604	1,115,014
Commercial Metals Co.	12,537	627,352
MP Materials Corp.*	15,393	305,551
Reliance Steel & Aluminum Co.	6,227	1,741,567
Royal Gold, Inc.	7,176	868,009
United States Steel Corp.	24,145	1,174,654

		6,493,821

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	6,930	490,852

Total Materials		19,618,029

Real Estate (7.3%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	23,911	1,549,672

Health Care REITs (0.8%)
Healthcare Realty Trust, Inc. (REIT), Class A	41,579	716,406
Medical Properties Trust, Inc. (REIT) (x)	64,601	317,191
Omega Healthcare Investors, Inc. (REIT)	26,449	810,926
Physicians Realty Trust (REIT)	23,948	318,748
Sabra Health Care REIT, Inc. (REIT)	24,684	352,241

		2,515,512

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	22,415	342,949

Industrial REITs (1.2%)
EastGroup Properties, Inc. (REIT)	4,904	900,080
First Industrial Realty Trust, Inc. (REIT)	14,262	751,180
Rexford Industrial Realty, Inc. (REIT)	22,909	1,285,195
STAG Industrial, Inc. (REIT)	19,654	771,616

		3,708,071

Office REITs (0.6%)
COPT Defense Properties (REIT)	11,088	284,186
Cousins Properties, Inc. (REIT)	16,568	403,431
Kilroy Realty Corp. (REIT)	11,630	463,339
Vornado Realty Trust (REIT)	17,569	496,324

		1,647,280

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	5,163	975,136

Residential REITs (0.8%)
Apartment Income REIT Corp. (REIT), Class A	16,200	562,626
Equity LifeStyle Properties, Inc. (REIT)	20,226	1,426,742
Independence Realty Trust, Inc. (REIT)	23,134	353,950

		2,343,318

Retail REITs (1.2%)
Agree Realty Corp. (REIT)	10,657	670,858
Brixmor Property Group, Inc. (REIT)	32,999	767,887
Kite Realty Group Trust (REIT)	23,421	535,404
NNN REIT, Inc. (REIT)	19,585	844,113
Spirit Realty Capital, Inc. (REIT)	15,287	667,889

		3,486,151

Specialized REITs (1.8%)
CubeSmart (REIT)	24,380	1,130,013
EPR Properties (REIT)	8,097	392,300
Gaming and Leisure Properties, Inc. (REIT)	29,159	1,438,997
Lamar Advertising Co. (REIT), Class A	9,571	1,017,206
National Storage Affiliates Trust (REIT)	8,339	345,818
PotlatchDeltic Corp. (REIT)	8,419	413,373
Rayonier, Inc. (REIT)	14,696	490,993

		5,228,700

Total Real Estate		21,796,789

Utilities (2.9%)
Electric Utilities (0.8%)
ALLETE, Inc.	6,125	374,605
IDACORP, Inc.	5,295	520,604
OGE Energy Corp.	21,843	762,976
PNM Resources, Inc.	8,836	367,578
Portland General Electric Co.	11,241	487,185

		2,512,948

Gas Utilities (0.9%)
National Fuel Gas Co.	9,741	488,706
New Jersey Resources Corp.	10,517	468,848
ONE Gas, Inc.	5,948	379,006
Southwest Gas Holdings, Inc.	6,461	409,304
Spire, Inc.	5,737	357,645
UGI Corp.	23,405	575,763

		2,679,272

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	5,772	$437,460
Vistra Corp.	36,587	1,409,331

		1,846,791

Multi-Utilities (0.3%)
Black Hills Corp.	7,637	412,016
Northwestern Energy Group, Inc.	6,476	329,564

		741,580

Water Utilities (0.3%)
Essential Utilities, Inc.	27,263	1,018,273

Total Utilities		8,798,864

Total Common Stocks (90.4%) (Cost $184,665,046)		270,813,731

SHORT-TERM INVESTMENTS:
Investment Companies (6.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	120,596	120,596
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	47,413	47,413
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,785,726	1,785,726
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	17,364,282	17,378,173

Total Investment Companies		19,331,908

Total Short-Term Investments (6.4%) (Cost $19,322,293)		19,331,908

Total Investments in Securities (96.8%) (Cost $203,987,339)		290,145,639
Other Assets Less Liabilities (3.2%)		9,557,695

Net Assets (100%)		$299,703,334

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $3,007,506. This was collateralized by $1,173,977 of various U.S. Government Treasury Securities, ranging from 0.250% - 4.250%, maturing 12/31/24 - 2/15/52 and by cash of $1,953,735 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	103	3/2024	USD	28,937,850	1,566,747

					1,566,747

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,613,376	$—	$—	$4,613,376
Consumer Discretionary	43,032,689	—	—	43,032,689
Consumer Staples	11,217,241	—	—	11,217,241
Energy	13,728,574	—	—	13,728,574
Financials	43,151,594	—	—	43,151,594
Health Care	21,102,371	—	—	21,102,371
Industrials	57,583,278	—	—	57,583,278
Information Technology	26,170,926	—	—	26,170,926
Materials	19,618,029	—	—	19,618,029
Real Estate	21,796,789	—	—	21,796,789
Utilities	8,798,864	—	—	8,798,864
Futures	1,566,747	—	—	1,566,747
Short-Term Investments
Investment Companies	19,331,908	—	—	19,331,908

Total Assets	$291,712,386	$—	$—	$291,712,386

Total Liabilities	$—	$—	$—	$—

Total	$291,712,386	$—	$—	$291,712,386

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,566,747	*

Total		$1,566,747

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$965,383	$965,383

Total	$965,383	$965,383

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,153,864	$2,153,864

Total	$2,153,864	$2,153,864

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$26,682,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$48,672,712
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$69,782,639

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 12%)*	Net Proceeds of Sales and Redemptions (affiliated 21%)*	Net Realized Gain (Loss)
$ 5,872,085	$14,549,857	$(408,109)

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,695,297
Aggregate gross unrealized depreciation	(12,786,236)

Net unrealized appreciation	$85,909,061

Federal income tax cost of investments in securities and derivative instruments, if applicable	$205,803,325

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $203,987,339)	$290,145,639
Cash	10,226,208
Cash held as collateral at broker for futures	1,574,560
Dividends, interest and other receivables	431,001
Receivable for securities sold	237,127
Securities lending income receivable	1,632
Other assets	1,264

Total assets	302,617,431

LIABILITIES
Payable for return of collateral on securities loaned	1,953,735
Payable for securities purchased	347,785
Due to broker for futures variation margin	294,096
Payable for Portfolio shares repurchased	116,375
Investment management fees payable	106,496
Administrative fees payable	32,364
Accrued expenses	63,246

Total liabilities	2,914,097

Commitments and contingent liabilities^
NET ASSETS	$299,703,334

Net assets were comprised of:
Paid in capital	$224,022,419
Total distributable earnings (loss)	75,680,915

Net assets	$299,703,334

Class K
Net asset value, offering and redemption price per share, $299,703,334 / 37,649,858 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.96

(x)	Includes value of securities on loan of $3,007,506.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $124 foreign withholding tax)	$4,860,848
Interest	559,214
Securities lending (net)	46,416

Total income	5,466,478

EXPENSES
Investment management fees	1,296,156
Administrative fees	368,309
Professional fees	67,142
Custodian fees	52,200
Printing and mailing expenses	28,078
Trustees’ fees	10,504
Miscellaneous	17,496

Gross expenses	1,839,885
Less: Waiver from investment manager	(111,145)

Net expenses	1,728,740

NET INVESTMENT INCOME (LOSS)	3,737,738

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,705,781
Futures contracts	965,383

Net realized gain (loss)	11,671,164

Change in unrealized appreciation (depreciation) on:
Investments in securities	24,732,960
Futures contracts	2,153,864

Net change in unrealized appreciation (depreciation)	26,886,824

NET REALIZED AND UNREALIZED GAIN (LOSS)	38,557,988

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,295,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,737,738	$2,884,910
Net realized gain (loss)	11,671,164	(850,570)
Net change in unrealized appreciation (depreciation)	26,886,824	(53,332,686)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	42,295,726	(51,298,346)

Distributions to shareholders:
Class K	(9,601,760)	(11,299,006)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 50,971 and 7,231,293 shares, respectively ]	377,457	55,601,058
Capital shares issued in reinvestment of dividends and distributions [ 1,228,684 and 1,605,202 shares, respectively ]	9,601,760	11,299,006
Capital shares repurchased [ (3,824,308) and (4,257,019) shares , respectively]	(28,631,639)	(32,562,905)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,652,422)	34,337,159

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,041,544	(28,260,193)
NET ASSETS:
Beginning of year	285,661,790	313,921,983

End of year	$299,703,334	$285,661,790

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM MID CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.11	$8.81	$8.12	$7.95	$6.60

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.07	0.05	0.06	0.08
Net realized and unrealized gain (loss)	1.01	(1.48)	1.85	0.96	1.59

Total from investment operations	1.11	(1.41)	1.90	1.02	1.67

Less distributions:
Dividends from net investment income	(0.11)	(0.08)	(0.06)	(0.06)	(0.09)
Distributions from net realized gains	(0.15)	(0.21)	(1.15)	(0.79)	(0.23)

Total dividends and distributions	(0.26)	(0.29)	(1.21)	(0.85)	(0.32)

Net asset value, end of year	$7.96	$7.11	$8.81	$8.12	$7.95

Total return	15.70%	(16.00)%	23.86%	13.46%	25.29%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$299,703	$285,662	$313,922	$296,877	$235,737
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60%	0.60%	0.60%
Before waivers (f)	0.64%	0.64%	0.62%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.30%	0.96%	0.56%	0.88%	1.10%
Before waivers (f)	1.26%	0.92%	0.53%	0.84%	1.04%
Portfolio turnover rate^	19%	20%	17%	23%	23%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class K Shares	16.52%	8.87%	6.32%
Russell 2000® Index	16.93	9.97	7.16

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class K shares returned 16.52% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 2000® Index, which returned 16.93% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Industrials, Technology, Consumer Discretionary, Financials and Health Care.

•	The stocks that contributed the most to performance were Super Micro Computer, Inc., ImmunoGen, Inc., MicroStrategy, Inc., Simpson Manufacturing Co., Inc. and e.l.f. Beauty, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Communication Services, Energy, Consumer Staples and Materials.

•	The stocks that detracted the most from performance were Halozyme Therapeutics, Inc., Patterson-UTI Energy, Inc., Silk Road Medical, Inc., Chegg, Inc. and Ventyx Biosciences, Inc.

Sector Weightings as of December 31, 2023	% of Net Assets
Financials	15.4%
Industrials	15.3
Health Care	13.9
Information Technology	12.2
Consumer Discretionary	9.9
Investment Companies	8.2
Energy	6.2
Real Estate	5.5
Materials	4.0
Consumer Staples	3.1
Utilities	2.5
Communication Services	2.1
Cash and Other	1.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class K
Actual	$1,000.00	$1,079.90	$3.15
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	4,532	$151,006
AST SpaceMobile, Inc., Class A (x)*	15,129	91,228
ATN International, Inc.	4,089	159,348
Bandwidth, Inc., Class A*	9,201	133,138
Charge Enterprises, Inc. (x)*	49,467	5,644
Cogent Communications Holdings, Inc.	15,619	1,187,981
Consolidated Communications Holdings, Inc.*	19,869	86,430
EchoStar Corp., Class A (x)*	42,149	698,409
Globalstar, Inc. (x)*	244,273	473,890
IDT Corp., Class B*	5,613	191,347
Liberty Latin America Ltd., Class A*	8,875	64,876
Liberty Latin America Ltd., Class C*	47,239	346,735
Lumen Technologies, Inc.*	358,597	656,233
Ooma, Inc.*	7,074	75,904
Shenandoah Telecommunications Co.	17,104	369,789

		4,691,958

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A (x)*	3,862	165,217
Atlanta Braves Holdings, Inc., Class C*	14,978	592,829
Cinemark Holdings, Inc.*	39,817	561,022
IMAX Corp.*	16,799	252,321
Lions Gate Entertainment Corp., Class A*	20,433	222,720
Lions Gate Entertainment Corp., Class B*	43,968	448,034
Loop Media, Inc. (x)*	9,103	9,103
Madison Square Garden Entertainment Corp., Class A*	14,409	458,062
Marcus Corp. (The)	8,135	118,608
Playstudios, Inc.*	20,864	56,541
Reservoir Media, Inc.*	4,771	34,017
Sphere Entertainment Co.*	9,320	316,507
Vivid Seats, Inc., Class A*	12,936	81,756

		3,316,737

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	34,880	514,131
Cargurus, Inc., Class A*	33,821	817,115
Cars.com, Inc.*	24,291	460,800
DHI Group, Inc.*	10,568	27,371
Eventbrite, Inc., Class A*	25,232	210,939
EverQuote, Inc., Class A*	5,082	62,204
fuboTV, Inc. (x)*	100,219	318,696
Grindr, Inc.*	10,240	89,907
MediaAlpha, Inc., Class A*	9,399	104,799
Nextdoor Holdings, Inc.*	36,343	68,688
Outbrain, Inc.*	10,657	46,678
QuinStreet, Inc.*	18,619	238,696
Shutterstock, Inc.	8,732	421,581
System1, Inc. (x)*	6,185	13,731
TrueCar, Inc.*	31,868	110,263
Vimeo, Inc.*	53,667	210,375
Yelp, Inc., Class A*	23,231	1,099,756
Ziff Davis, Inc.*	16,262	1,092,644
ZipRecruiter, Inc., Class A*	25,985	361,191

		6,269,565

Media (0.6%)
Advantage Solutions, Inc.*	36,873	133,480
AMC Networks, Inc., Class A*	11,664	219,167
Boston Omaha Corp., Class A*	7,352	115,647
Cardlytics, Inc.*	8,096	74,564
Clear Channel Outdoor Holdings, Inc.*	133,985	243,853
Daily Journal Corp.*	336	114,516
Emerald Holding, Inc.*	3,898	23,310
Entravision Communications Corp., Class A	25,439	106,081
EW Scripps Co. (The), Class A*	15,305	122,287
Gambling.com Group Ltd.*	2,876	28,041
Gannett Co., Inc.*	34,494	79,336
Gray Television, Inc.	30,573	273,934
iHeartMedia, Inc., Class A*	25,642	68,464
Integral Ad Science Holding Corp.*	18,452	265,524
John Wiley & Sons, Inc., Class A	12,555	398,496
Magnite, Inc.*	48,881	456,549
PubMatic, Inc., Class A*	14,984	244,389
Scholastic Corp.	9,255	348,913
Sinclair, Inc. (x)	12,790	166,654
Stagwell, Inc., Class A*	27,472	182,139
TechTarget, Inc.*	9,613	335,109
TEGNA, Inc.	70,874	1,084,372
Thryv Holdings, Inc.*	11,221	228,347
Townsquare Media, Inc., Class A	2,916	30,793
Urban One, Inc.*	3,259	11,504
Urban One, Inc., Class A*	2,527	10,184
WideOpenWest, Inc.*	12,838	51,994

		5,417,647

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	23,561	238,673
Spok Holdings, Inc.	4,438	68,700
Telephone and Data Systems, Inc.	36,597	671,555
Tingo Group, Inc. (r)(x)*	30,490	21,038

		999,966

Total Communication Services		20,695,873

Consumer Discretionary (9.9%)
Automobile Components (1.2%)
Adient plc*	32,805	1,192,790
American Axle & Manufacturing Holdings, Inc.*	40,991	361,131
Atmus Filtration Technologies, Inc.*	3,996	93,866
Cooper-Standard Holdings, Inc.*	4,114	80,388
Dana, Inc.	45,333	662,315
Dorman Products, Inc.*	9,434	786,890
Fox Factory Holding Corp.*	15,096	1,018,678
Gentherm, Inc.*	11,782	616,905
Goodyear Tire & Rubber Co. (The)*	100,177	1,434,535
Holley, Inc.*	13,322	64,878
LCI Industries	8,571	1,077,460
Luminar Technologies, Inc., Class A (x)*	94,186	317,407
Modine Manufacturing Co.*	18,176	1,085,107

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Patrick Industries, Inc.	7,585	$761,155
Solid Power, Inc. (x)*	38,698	56,112
Standard Motor Products, Inc.	7,442	296,266
Stoneridge, Inc.*	9,208	180,201
Visteon Corp.*	9,645	1,204,660
XPEL, Inc. (m)*	7,705	414,914

		11,705,658

Automobiles (0.1%)
Fisker, Inc., Class A (x)*	67,840	118,720
Livewire Group, Inc. (x)*	3,203	36,226
Winnebago Industries, Inc.	10,679	778,285
Workhorse Group, Inc.*	36,735	13,225

		946,456

Broadline Retail (0.1%)
Big Lots, Inc. (x)	7,448	58,020
ContextLogic, Inc., Class A (x)*	5,126	30,500
Dillard’s, Inc., Class A (x)	1,217	491,242
Qurate Retail, Inc., Class B*	902	5,899
Savers Value Village, Inc.*	6,307	109,615

		695,276

Distributors (0.0%)†
Weyco Group, Inc.	1,482	46,476

Diversified Consumer Services (1.1%)
2U, Inc.*	28,108	34,573
Adtalem Global Education, Inc.*	13,690	807,025
Carriage Services, Inc., Class A	4,682	117,097
Chegg, Inc.*	41,880	475,757
Coursera, Inc.*	44,509	862,139
Duolingo, Inc., Class A*	10,205	2,315,004
European Wax Center, Inc., Class A (x)*	8,526	115,868
Frontdoor, Inc.*	29,205	1,028,600
Graham Holdings Co., Class B	1,251	871,347
Laureate Education, Inc.	47,109	645,864
Lincoln Educational Services Corp.*	5,914	59,377
Nerdy, Inc.*	14,131	48,469
OneSpaWorld Holdings Ltd.*	28,507	401,949
Perdoceo Education Corp.	23,909	419,842
Rover Group, Inc., Class A*	31,582	343,612
Strategic Education, Inc.	8,058	744,317
Stride, Inc.*	14,750	875,708
Udemy, Inc.*	31,066	457,602
Universal Technical Institute, Inc.*	8,040	100,661
WW International, Inc. (x)*	18,558	162,383

		10,887,194

Hotels, Restaurants & Leisure (1.9%)
Accel Entertainment, Inc., Class A*	18,821	193,292
Bally’s Corp.*	7,366	102,682
Biglari Holdings, Inc., Class B*	261	43,047
BJ’s Restaurants, Inc.*	8,072	290,673
Bloomin’ Brands, Inc.	30,769	866,147
Bluegreen Vacations Holding Corp., Class A	3,770	283,202
Bowlero Corp., Class A (x)*	4,056	57,433
Brinker International, Inc.*	15,549	671,406
Carrols Restaurant Group, Inc.	9,176	72,307
Century Casinos, Inc.*	7,054	34,423
Cheesecake Factory, Inc. (The)	17,924	627,519
Chuy’s Holdings, Inc.*	6,361	243,181
Cracker Barrel Old Country Store, Inc. (x)	8,100	624,348
Dave & Buster’s Entertainment, Inc. (x)*	12,629	680,072
Denny’s Corp.*	15,743	171,284
Dine Brands Global, Inc.	5,418	269,004
El Pollo Loco Holdings, Inc.*	7,147	63,036
Empire Resorts, Inc. (r)*	2,655	—
Everi Holdings, Inc.*	33,744	380,295
First Watch Restaurant Group, Inc.*	6,687	134,409
Full House Resorts, Inc.*	8,508	45,688
Global Business Travel Group I*	9,377	60,482
Golden Entertainment, Inc.	6,956	277,753
Hilton Grand Vacations, Inc.*	28,053	1,127,169
Inspired Entertainment, Inc.*	5,270	52,068
International Game Technology plc	38,507	1,055,477
Jack in the Box, Inc.	7,411	604,960
Krispy Kreme, Inc. (x)	31,286	472,106
Kura Sushi USA, Inc., Class A (x)*	1,256	95,456
Life Time Group Holdings, Inc.*	15,633	235,746
Light & Wonder, Inc.*	31,836	2,614,054
Lindblad Expeditions Holdings, Inc. (x)*	8,502	95,817
Monarch Casino & Resort, Inc.	4,879	337,383
Mondee Holdings, Inc., Class A (x)*	11,336	31,287
Nathan’s Famous, Inc.	704	54,919
Noodles & Co., Class A*	8,958	28,218
ONE Group Hospitality, Inc. (The)*	4,880	29,866
Papa John’s International, Inc.	11,388	868,107
PlayAGS, Inc.*	9,222	77,741
Portillo’s, Inc., Class A*	15,379	244,987
Potbelly Corp.*	6,517	67,907
RCI Hospitality Holdings, Inc.	2,696	178,637
Red Robin Gourmet Burgers, Inc. (x)*	3,963	49,419
Red Rock Resorts, Inc., Class A	16,549	882,558
Rush Street Interactive, Inc.*	15,325	68,809
Sabre Corp.*	118,352	520,749
SeaWorld Entertainment, Inc.*	12,754	673,794
Shake Shack, Inc., Class A*	13,483	999,360
Six Flags Entertainment Corp.*	25,705	644,681
Super Group SGHC Ltd.*	32,184	102,023
Sweetgreen, Inc., Class A*	31,784	359,159
Target Hospitality Corp. (x)*	7,616	74,104
Xponential Fitness, Inc., Class A*	5,194	66,951

		18,905,195

Household Durables (2.2%)
Beazer Homes USA, Inc.*	10,506	354,998
Cavco Industries, Inc.*	3,084	1,068,976
Century Communities, Inc.	9,892	901,557
Cricut, Inc., Class A (x)	11,943	78,704
Dream Finders Homes, Inc., Class A*	6,866	243,949
Ethan Allen Interiors, Inc.	7,915	252,647
GoPro, Inc., Class A*	31,675	109,912
Green Brick Partners, Inc.*	9,449	490,781
Helen of Troy Ltd.*	8,430	1,018,428
Hooker Furnishings Corp.	2,745	71,590
Hovnanian Enterprises, Inc., Class A*	1,680	261,442
Installed Building Products, Inc.	8,391	1,534,043
iRobot Corp.*	9,652	373,532

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
KB Home	24,900	$1,555,254
Landsea Homes Corp.*	2,993	39,328
La-Z-Boy, Inc.	15,237	562,550
Legacy Housing Corp.*	4,041	101,914
LGI Homes, Inc.*	7,236	963,546
Lovesac Co. (The)*	3,573	91,290
M.D.C. Holdings, Inc.	20,775	1,147,819
M/I Homes, Inc.*	9,479	1,305,637
Meritage Homes Corp.	12,546	2,185,513
Purple Innovation, Inc., Class A	17,639	18,168
Skyline Champion Corp.*	18,627	1,383,241
Snap One Holdings Corp.*	5,003	44,577
Sonos, Inc.*	43,924	752,857
Taylor Morrison Home Corp., Class A*	36,550	1,949,942
Traeger, Inc.*	8,795	24,010
Tri Pointe Homes, Inc.*	33,044	1,169,758
United Homes Group, Inc. (x)*	1,537	12,957
Vizio Holding Corp., Class A*	25,840	198,968
VOXX International Corp., Class A*	2,848	30,417
Worthington Enterprises, Inc.	11,431	657,854

		20,956,159

Leisure Products (0.4%)
Acushnet Holdings Corp.	10,927	690,259
AMMO, Inc. (x)*	22,874	48,035
Clarus Corp. (x)	7,346	50,651
Escalade, Inc. (x)	2,486	49,944
Funko, Inc., Class A*	11,281	87,202
JAKKS Pacific, Inc.*	1,804	64,132
Johnson Outdoors, Inc., Class A	1,752	93,592
Latham Group, Inc.*	10,180	26,773
Malibu Boats, Inc., Class A*	7,159	392,456
Marine Products Corp.	4,842	55,199
MasterCraft Boat Holdings, Inc.*	4,077	92,303
Smith & Wesson Brands, Inc.	15,994	216,879
Solo Brands, Inc., Class A*	5,482	33,769
Sturm Ruger & Co., Inc.	6,979	317,196
Topgolf Callaway Brands Corp.*	51,412	737,248
Vista Outdoor, Inc.*	20,504	606,303

		3,561,941

Specialty Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	5,845	63,009
Aaron’s Co., Inc. (The)	7,238	78,749
Abercrombie & Fitch Co., Class A*	17,100	1,508,562
Academy Sports & Outdoors, Inc.	25,405	1,676,730
American Eagle Outfitters, Inc.	63,958	1,353,351
America’s Car-Mart, Inc.*	1,460	110,624
Arko Corp.	28,011	231,091
Asbury Automotive Group, Inc.*	7,269	1,635,307
BARK, Inc. (x)*	27,337	22,020
Beyond, Inc.*	15,932	441,157
Big 5 Sporting Goods Corp. (x)	4,968	31,497
Boot Barn Holdings, Inc.*	10,355	794,850
Buckle, Inc. (The)	10,899	517,920
Build-A-Bear Workshop, Inc.	3,273	75,246
Caleres, Inc.	12,470	383,203
Camping World Holdings, Inc., Class A (x)	15,393	404,220
CarParts.com, Inc.*	12,787	40,407
Carvana Co. (x)*	33,853	1,792,178
Cato Corp. (The), Class A	3,797	27,111
Chico’s FAS, Inc.*	42,500	322,150
Children’s Place, Inc. (The)*	2,737	63,553
Designer Brands, Inc., Class A (x)	10,380	91,863
Destination XL Group, Inc.*	13,743	60,469
Duluth Holdings, Inc., Class B*	2,642	14,214
Envela Corp.*	1,894	9,205
EVgo, Inc., Class A (x)*	18,455	66,069
Foot Locker, Inc.	29,691	924,875
Genesco, Inc.*	2,650	93,306
Group 1 Automotive, Inc.	4,781	1,456,962
GrowGeneration Corp.*	14,317	35,936
Guess?, Inc.	9,905	228,409
Haverty Furniture Cos., Inc.	5,205	184,777
Hibbett, Inc.	4,290	308,966
J Jill, Inc.*	1,136	29,286
Lands’ End, Inc.*	4,202	40,171
Lazydays Holdings, Inc.*	1,830	12,902
Leslie’s, Inc.*	62,673	433,070
MarineMax, Inc.*	7,592	295,329
Monro, Inc. (x)	12,259	359,679
National Vision Holdings, Inc.*	27,020	565,529
ODP Corp. (The)*	11,339	638,386
OneWater Marine, Inc., Class A (x)*	2,882	97,383
PetMed Express, Inc.	5,133	38,805
Rent the Runway, Inc., Class A (x)*	10,335	5,452
Revolve Group, Inc., Class A (x)*	14,647	242,847
Sally Beauty Holdings, Inc.*	38,580	512,342
Shoe Carnival, Inc.	6,151	185,822
Signet Jewelers Ltd.	15,500	1,662,530
Sleep Number Corp.*	7,796	115,615
Sonic Automotive, Inc., Class A	5,256	295,440
Sportsman’s Warehouse Holdings, Inc.*	8,730	37,190
Stitch Fix, Inc., Class A*	29,951	106,925
ThredUp, Inc., Class A (x)*	18,124	40,779
Tile Shop Holdings, Inc.*	7,194	52,948
Tilly’s, Inc., Class A*	5,057	38,130
Torrid Holdings, Inc. (x)*	2,952	17,033
Upbound Group, Inc.	18,904	642,169
Urban Outfitters, Inc.*	23,349	833,326
Warby Parker, Inc., Class A*	30,451	429,359
Winmark Corp.	996	415,880
Zumiez, Inc.*	3,894	79,204

		23,271,517

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A (x)*	20,349	24,928
Figs, Inc., Class A*	46,194	321,048
Fossil Group, Inc.*	12,661	18,485
G-III Apparel Group Ltd.*	14,794	502,700
Hanesbrands, Inc.*	125,737	560,787
Kontoor Brands, Inc.	19,726	1,231,297
Movado Group, Inc.	4,579	138,057
Oxford Industries, Inc.	5,277	527,700
Rocky Brands, Inc.	1,460	44,063
Steven Madden Ltd.	26,373	1,107,666
Vera Bradley, Inc.*	6,550	50,435
Wolverine World Wide, Inc.	26,433	234,989

		4,762,155

Total Consumer Discretionary		95,738,027

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples (3.1%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	1,678	$1,557,855
Duckhorn Portfolio, Inc. (The)*	14,295	140,806
MGP Ingredients, Inc.	5,561	547,870
National Beverage Corp.*	8,385	416,902
Primo Water Corp.	56,338	847,887
Vita Coco Co., Inc. (The)*	10,107	259,245
Zevia PBC, Class A*	6,226	12,514

		3,783,079

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	11,441	658,315
Chefs’ Warehouse, Inc. (The) (x)*	12,473	367,080
HF Foods Group, Inc.*	9,664	51,606
Ingles Markets, Inc., Class A	5,043	435,564
Natural Grocers by Vitamin Cottage, Inc.	2,303	36,848
PriceSmart, Inc.	8,666	656,710
SpartanNash Co.	12,743	292,452
Sprouts Farmers Market, Inc.*	35,616	1,713,486
United Natural Foods, Inc.*	21,126	342,875
Village Super Market, Inc., Class A	2,105	55,214
Weis Markets, Inc.	5,863	374,997

		4,985,147

Food Products (0.9%)
Alico, Inc.	1,779	51,733
B&G Foods, Inc. (x)	24,602	258,321
Benson Hill, Inc. (x)*	46,216	8,032
Beyond Meat, Inc. (x)*	21,712	193,237
BRC, Inc., Class A (x)*	9,310	33,795
Calavo Growers, Inc.	4,237	124,610
Cal-Maine Foods, Inc.	13,755	789,400
Dole plc	25,907	318,397
Forafric Global plc (x)*	1,304	13,809
Fresh Del Monte Produce, Inc.	11,526	302,558
Hain Celestial Group, Inc. (The)*	30,304	331,829
J & J Snack Foods Corp.	5,303	886,343
John B Sanfilippo & Son, Inc.	3,095	318,909
Lancaster Colony Corp.	6,903	1,148,590
Limoneira Co. (x)	4,371	90,174
Mission Produce, Inc.*	11,084	111,838
Seneca Foods Corp., Class A*	1,261	66,127
Simply Good Foods Co. (The)*	31,834	1,260,626
Sovos Brands, Inc.*	18,037	397,355
SunOpta, Inc.*	23,582	128,994
TreeHouse Foods, Inc.*	18,987	787,011
Utz Brands, Inc.	24,167	392,472
Vital Farms, Inc.*	7,626	119,652
Westrock Coffee Co. (x)*	7,092	72,409

		8,206,221

Household Products (0.3%)
Central Garden & Pet Co.*	2,317	116,105
Central Garden & Pet Co., Class A*	13,928	613,389
Energizer Holdings, Inc.	25,833	818,389
Oil-Dri Corp. of America	1,226	82,240
WD-40 Co.	4,809	1,149,688

		2,779,811

Personal Care Products (0.9%)
Beauty Health Co. (The) (x)*	20,024	62,275
BellRing Brands, Inc.*	45,950	2,547,008
e.l.f. Beauty, Inc.*	18,691	2,697,859
Edgewell Personal Care Co.	18,522	678,461
Herbalife Ltd.*	35,800	546,308
Inter Parfums, Inc.	6,442	927,712
Medifast, Inc.	3,928	264,040
Nature’s Sunshine Products, Inc.*	2,912	50,348
Nu Skin Enterprises, Inc., Class A	18,435	358,008
USANA Health Sciences, Inc.*	4,053	217,241
Waldencast plc, Class A (x)*	9,258	101,283

		8,450,543

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	4,005	48,581
Turning Point Brands, Inc.	4,277	112,570
Universal Corp.	8,485	571,210
Vector Group Ltd.	51,178	577,288

		1,309,649

Total Consumer Staples		29,514,450

Energy (6.2%)
Energy Equipment & Services (2.2%)
Archrock, Inc.	49,238	758,265
Atlas Energy Solutions, Inc. (x)	4,065	69,999
Borr Drilling Ltd.*	75,598	556,401
Bristow Group, Inc., Class A*	7,673	216,916
Cactus, Inc., Class A	22,146	1,005,428
ChampionX Corp.	67,465	1,970,653
Core Laboratories, Inc.	16,682	294,604
Diamond Offshore Drilling, Inc.*	36,613	475,969
DMC Global, Inc.*	4,779	89,941
Dril-Quip, Inc.*	13,083	304,442
Expro Group Holdings NV*	30,579	486,818
Forum Energy Technologies, Inc.*	2,449	54,294
Helix Energy Solutions Group, Inc.*	51,834	532,854
Helmerich & Payne, Inc.	34,620	1,253,936
KLX Energy Services Holdings, Inc.*	3,163	35,615
Kodiak Gas Services, Inc.	3,740	75,099
Liberty Energy, Inc., Class A	56,216	1,019,758
Mammoth Energy Services, Inc. (x)*	5,817	25,944
Nabors Industries Ltd.*	3,280	267,746
Newpark Resources, Inc.*	26,985	179,180
Noble Corp. plc	39,041	1,880,215
Oceaneering International, Inc.*	35,968	765,399
Oil States International, Inc.*	15,751	106,949
Patterson-UTI Energy, Inc.	122,955	1,327,914
ProFrac Holding Corp., Class A (x)*	5,587	47,378
ProPetro Holding Corp.*	34,028	285,155
Ranger Energy Services, Inc., Class A	3,879	39,682
RPC, Inc.	27,329	198,955
SEACOR Marine Holdings, Inc.*	6,014	75,716
Seadrill Ltd.*	18,054	853,593
Select Water Solutions, Inc., Class A	26,602	201,909
Solaris Oilfield Infrastructure, Inc., Class A	7,027	55,935
TETRA Technologies, Inc.*	44,517	201,217
Tidewater, Inc.*	16,069	1,158,736
US Silica Holdings, Inc.*	28,057	317,325
Valaris Ltd.*	20,810	1,426,942

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Weatherford International plc*	24,756	$2,421,880

		21,038,762

Oil, Gas & Consumable Fuels (4.0%)
Amplify Energy Corp.*	8,585	50,909
Ardmore Shipping Corp.	14,658	206,531
Berry Corp.	26,937	189,367
California Resources Corp.	24,007	1,312,703
Callon Petroleum Co.*	21,613	700,261
Centrus Energy Corp., Class A*	4,134	224,931
Chord Energy Corp.	14,553	2,419,145
Civitas Resources, Inc.	27,927	1,909,648
Clean Energy Fuels Corp.*	58,824	225,296
CNX Resources Corp.*	53,965	1,079,300
Comstock Resources, Inc. (x)	33,310	294,793
CONSOL Energy, Inc.	10,899	1,095,676
Crescent Energy Co., Class A (x)	26,554	350,778
CVR Energy, Inc.	10,759	325,998
Delek US Holdings, Inc.	22,892	590,614
DHT Holdings, Inc.	48,987	480,562
Dorian LPG Ltd.	11,417	500,864
Empire Petroleum Corp. (x)*	2,543	27,948
Encore Energy Corp. (x)*	50,526	198,567
Energy Fuels, Inc. (x)*	56,766	408,148
Enviva, Inc. (x)	7,818	7,785
Equitrans Midstream Corp.	151,400	1,541,252
Evolution Petroleum Corp.	7,875	45,754
Excelerate Energy, Inc., Class A	4,322	66,818
FLEX LNG Ltd.	10,680	310,361
FutureFuel Corp.	6,511	39,587
Gevo, Inc. (x)*	58,385	67,727
Golar LNG Ltd.	36,611	841,687
Granite Ridge Resources, Inc. (x)	6,487	39,052
Green Plains, Inc.*	17,330	437,063
Gulfport Energy Corp.*	3,909	520,679
Hallador Energy Co.*	5,704	50,423
HighPeak Energy, Inc. (x)	2,657	37,836
International Seaways, Inc.	14,307	650,682
Kinetik Holdings, Inc., Class A (x)	6,056	202,270
Kosmos Energy Ltd.*	162,293	1,088,986
Magnolia Oil & Gas Corp., Class A	62,654	1,333,904
Matador Resources Co.	39,774	2,261,550
Murphy Oil Corp.	51,067	2,178,518
NACCO Industries, Inc., Class A	1,023	37,339
NextDecade Corp. (x)*	18,773	89,547
Nordic American Tankers Ltd.	69,273	290,947
Northern Oil and Gas, Inc.	30,329	1,124,296
Overseas Shipholding Group, Inc., Class A	14,412	75,951
Par Pacific Holdings, Inc.*	18,990	690,666
PBF Energy, Inc., Class A	39,041	1,716,242
Peabody Energy Corp.	39,173	952,687
Permian Resources Corp.	134,103	1,823,801
PrimeEnergy Resources Corp.*	185	19,675
REX American Resources Corp.*	5,574	263,650
Riley Exploration Permian, Inc.	2,209	60,173
Ring Energy, Inc.*	29,946	43,721
SandRidge Energy, Inc.	5,968	81,583
Scorpio Tankers, Inc.	16,406	997,485
SFL Corp. Ltd.	40,092	452,238
SilverBow Resources, Inc.*	6,515	189,456
Sitio Royalties Corp., Class A (x)	28,056	659,597
SM Energy Co.	41,302	1,599,213
Talos Energy, Inc.*	38,744	551,327
Teekay Corp.*	14,897	106,514
Teekay Tankers Ltd., Class A	8,180	408,755
Tellurian, Inc. (x)*	190,884	144,232
Uranium Energy Corp. (x)*	130,200	833,280
VAALCO Energy, Inc.	26,787	120,274
Verde Clean Fuels, Inc. (x)*	1,072	2,530
Vertex Energy, Inc. (x)*	16,861	57,159
Vital Energy, Inc.*	8,045	365,967
Vitesse Energy, Inc.	8,951	195,937
W&T Offshore, Inc.	24,066	78,455
World Kinect Corp.	20,984	478,015

		38,824,685

Total Energy		59,863,447

Financials (15.4%)
Banks (8.5%)
1st Source Corp.	5,539	304,368
ACNB Corp. (x)	2,198	98,382
Amalgamated Financial Corp.	4,575	123,251
Amerant Bancorp, Inc., Class A	8,522	209,386
American National Bankshares, Inc.	3,217	156,829
Ameris Bancorp	23,020	1,221,211
Ames National Corp. (x)	2,150	45,881
Arrow Financial Corp.	4,608	128,748
Associated Banc-Corp.	52,640	1,125,970
Atlantic Union Bankshares Corp.	26,930	984,022
Axos Financial, Inc.*	19,076	1,041,550
Banc of California, Inc.	46,649	626,496
BancFirst Corp.	7,399	720,145
Bancorp, Inc. (The)*	18,190	701,406
Bank First Corp. (x)	3,051	264,400
Bank of Hawaii Corp. (x)	13,219	957,849
Bank of Marin Bancorp	4,464	98,297
Bank of NT Butterfield & Son Ltd. (The)	17,773	568,914
Bank7 Corp.	932	25,490
BankUnited, Inc.	25,632	831,246
Bankwell Financial Group, Inc.	1,470	44,365
Banner Corp.	11,904	637,578
Bar Harbor Bankshares	4,024	118,145
BayCom Corp.	2,692	63,504
BCB Bancorp, Inc.	3,765	48,380
Berkshire Hills Bancorp, Inc.	16,456	408,602
Blue Foundry Bancorp*	5,444	52,643
Blue Ridge Bankshares, Inc.	4,151	12,578
Bridgewater Bancshares, Inc.*	7,945	107,416
Brookline Bancorp, Inc.	30,736	335,330
Burke & Herbert Financial Services Corp. (x)	1,987	124,982
Business First Bancshares, Inc.	8,286	204,250
Byline Bancorp, Inc.	9,076	213,831
C&F Financial Corp.	820	55,916
Cadence Bank	63,370	1,875,118
Cambridge Bancorp	2,407	167,046
Camden National Corp.	4,437	166,964
Capital Bancorp, Inc.	3,006	72,745
Capital City Bank Group, Inc.	4,714	138,733
Capitol Federal Financial, Inc.	51,081	329,472

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Capstar Financial Holdings, Inc.	7,384	$138,376
Carter Bankshares, Inc.*	6,168	92,335
Cathay General Bancorp	24,177	1,077,569
Central Pacific Financial Corp.	9,217	181,391
Central Valley Community Bancorp	2,495	55,763
Chemung Financial Corp.	875	43,575
ChoiceOne Financial Services, Inc.	1,744	51,099
Citizens & Northern Corp.	4,662	104,569
Citizens Financial Services, Inc.	1,053	68,150
City Holding Co.	5,230	576,660
Civista Bancshares, Inc.	4,246	78,296
CNB Financial Corp.	5,360	121,082
Coastal Financial Corp.*	3,149	139,847
Codorus Valley Bancorp, Inc.	2,395	61,552
Colony Bankcorp, Inc.	4,123	54,836
Columbia Financial, Inc.*	9,766	188,288
Community Bank System, Inc.	19,116	996,135
Community Trust Bancorp, Inc.	4,883	214,168
ConnectOne Bancorp, Inc.	12,004	275,012
CrossFirst Bankshares, Inc.*	15,187	206,239
Customers Bancorp, Inc.*	10,681	615,439
CVB Financial Corp.	47,165	952,261
Dime Community Bancshares, Inc.	11,536	310,664
Eagle Bancorp, Inc.	10,756	324,186
Eastern Bankshares, Inc.	53,397	758,237
Enterprise Bancorp, Inc.	2,926	94,393
Enterprise Financial Services Corp.	12,490	557,679
Equity Bancshares, Inc., Class A	3,882	131,600
Esquire Financial Holdings, Inc.	1,895	94,674
ESSA Bancorp, Inc.	2,169	43,423
Evans Bancorp, Inc.	1,308	41,241
Farmers & Merchants Bancorp, Inc.	3,239	80,327
Farmers National Banc Corp. (x)	10,996	158,892
FB Financial Corp.	12,450	496,133
Fidelity D&D Bancorp, Inc.	1,254	72,770
Financial Institutions, Inc.	4,475	95,317
First Bancorp (Nasdaq Stock Exchange)	13,665	505,742
First Bancorp (New York Stock Exchange)	61,637	1,013,929
First Bancorp, Inc. (The)	3,117	87,962
First Bancshares, Inc. (The)	10,989	322,307
First Bank	6,479	95,241
First Busey Corp.	19,675	488,333
First Business Financial Services, Inc.	2,052	82,285
First Commonwealth Financial Corp.	35,486	547,904
First Community Bankshares, Inc.	5,470	202,937
First Community Corp.	1,840	39,615
First Financial Bancorp	33,899	805,101
First Financial Bankshares, Inc.	44,783	1,356,925
First Financial Corp.	3,358	144,495
First Foundation, Inc.	17,162	166,128
First Interstate BancSystem, Inc., Class A	28,471	875,483
First Merchants Corp.	21,020	779,422
First Mid Bancshares, Inc.	7,121	246,814
First of Long Island Corp. (The)	6,238	82,591
First Western Financial, Inc.*	2,001	39,680
Five Star Bancorp	3,400	89,012
Flushing Financial Corp.	8,951	147,512
FS Bancorp, Inc.	1,655	61,169
Fulton Financial Corp.	57,258	942,467
FVCBankcorp, Inc. (x)*	4,003	56,843
German American Bancorp, Inc.	9,187	297,751
Glacier Bancorp, Inc.	38,663	1,597,555
Great Southern Bancorp, Inc. (x)	2,776	164,756
Greene County Bancorp, Inc. (x)	2,036	57,415
Guaranty Bancshares, Inc. (x)	2,667	89,665
Hancock Whitney Corp.	30,178	1,466,349
Hanmi Financial Corp.	9,312	180,653
HarborOne Bancorp, Inc.	12,074	144,647
HBT Financial, Inc.	5,592	118,047
Heartland Financial USA, Inc.	14,767	555,387
Heritage Commerce Corp.	20,850	206,832
Heritage Financial Corp.	12,442	266,134
Hilltop Holdings, Inc.	16,369	576,352
Hingham Institution For Savings (The) (x)	501	97,394
Home Bancorp, Inc.	2,104	88,389
Home BancShares, Inc.	65,974	1,671,121
HomeStreet, Inc.	5,187	53,426
HomeTrust Bancshares, Inc.	3,784	101,865
Hope Bancorp, Inc.	41,713	503,893
Horizon Bancorp, Inc.	14,904	213,276
Independent Bank Corp.	6,249	162,599
Independent Bank Corp./MA	15,186	999,391
Independent Bank Group, Inc.	13,102	666,630
International Bancshares Corp.	19,216	1,043,813
John Marshall Bancorp, Inc.	3,242	73,140
Kearny Financial Corp.	18,871	169,273
Lakeland Bancorp, Inc.	22,383	331,045
Lakeland Financial Corp.	9,134	595,171
LCNB Corp.	2,640	41,633
Live Oak Bancshares, Inc.	12,490	568,295
Luther Burbank Corp.*	5,861	62,771
Macatawa Bank Corp.	9,156	103,280
MainStreet Bancshares, Inc.	1,739	43,145
Mercantile Bank Corp.	5,491	221,727
Metrocity Bankshares, Inc.	5,059	121,517
Metropolitan Bank Holding Corp.*	3,373	186,797
Mid Penn Bancorp, Inc.	4,138	100,471
Middlefield Banc Corp. (x)	1,962	63,510
Midland States Bancorp, Inc.	7,247	199,727
MidWestOne Financial Group, Inc.	4,020	108,178
MVB Financial Corp.	2,877	64,905
National Bank Holdings Corp., Class A	12,755	474,358
National Bankshares, Inc. (x)	1,442	46,649
NBT Bancorp, Inc.	15,301	641,265
Nicolet Bankshares, Inc.	4,175	336,004
Northeast Bank	1,818	100,335
Northeast Community Bancorp, Inc.	3,010	53,397
Northfield Bancorp, Inc.	12,720	160,018
Northrim Bancorp, Inc.	1,489	85,186
Northwest Bancshares, Inc.	44,161	551,129
Norwood Financial Corp. (x)	1,843	60,653
Oak Valley Bancorp (x)	1,681	50,346
OceanFirst Financial Corp.	22,823	396,207
OFG Bancorp	16,096	603,278
Old National Bancorp	101,566	1,715,450
Old Second Bancorp, Inc.	13,465	207,900
Orange County Bancorp, Inc. (x)	1,335	80,420
Origin Bancorp, Inc.	9,619	342,148

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Orrstown Financial Services, Inc.	2,848	$84,016
Pacific Premier Bancorp, Inc.	33,446	973,613
Park National Corp.	4,981	661,776
Parke Bancorp, Inc.	2,611	52,873
Pathward Financial, Inc.	8,983	475,470
PCB Bancorp	2,724	50,203
Peapack-Gladstone Financial Corp.	5,345	159,388
Penns Woods Bancorp, Inc.	1,711	38,515
Peoples Bancorp, Inc.	11,400	384,864
Peoples Financial Services Corp.	2,179	106,117
Pioneer Bancorp, Inc.*	3,066	30,691
Plumas Bancorp	1,365	56,443
Ponce Financial Group, Inc.*	5,108	49,854
Preferred Bank	4,333	316,526
Premier Financial Corp.	13,775	331,977
Primis Financial Corp.	5,660	71,656
Princeton Bancorp, Inc.	1,269	45,557
Provident Financial Services, Inc.	26,315	474,459
QCR Holdings, Inc.	5,813	339,421
RBB Bancorp	5,188	98,780
Red River Bancshares, Inc.	1,644	92,245
Renasant Corp.	19,197	646,555
Republic Bancorp, Inc., Class A	2,882	158,971
S&T Bancorp, Inc.	13,344	445,956
Sandy Spring Bancorp, Inc.	16,035	436,793
Seacoast Banking Corp. of Florida	29,169	830,150
ServisFirst Bancshares, Inc.	18,155	1,209,668
Shore Bancshares, Inc.	7,980	113,715
Sierra Bancorp	3,678	82,939
Simmons First National Corp., Class A	44,136	875,658
SmartFinancial, Inc.	4,698	115,054
South Plains Financial, Inc.	3,652	105,762
Southern First Bancshares, Inc.*	1,801	66,817
Southern Missouri Bancorp, Inc.	2,286	122,050
Southern States Bancshares, Inc.	1,873	54,841
Southside Bancshares, Inc.	10,061	315,111
SouthState Corp.	26,480	2,236,236
Stellar Bancorp, Inc.	16,917	470,969
Sterling Bancorp, Inc.*	5,138	29,646
Stock Yards Bancorp, Inc.	9,522	490,288
Summit Financial Group, Inc.	3,863	118,555
Texas Capital Bancshares, Inc.*	16,767	1,083,651
Third Coast Bancshares, Inc.*	3,304	65,650
Timberland Bancorp, Inc.	1,885	59,302
Tompkins Financial Corp.	5,509	331,807
Towne Bank	24,742	736,322
TriCo Bancshares	11,757	505,198
Triumph Financial, Inc.*	7,825	627,409
TrustCo Bank Corp.	5,992	186,052
Trustmark Corp.	21,974	612,635
UMB Financial Corp.	15,255	1,274,555
United Bankshares, Inc.	45,623	1,713,144
United Community Banks, Inc.	40,207	1,176,457
Unity Bancorp, Inc.	1,909	56,487
Univest Financial Corp.	9,844	216,863
USCB Financial Holdings, Inc.*	2,414	29,572
Valley National Bancorp	149,303	1,621,431
Veritex Holdings, Inc.	18,074	420,582
Virginia National Bankshares Corp.	1,180	40,568
WaFd, Inc.	23,704	781,284
Washington Trust Bancorp, Inc.	5,822	188,516
WesBanco, Inc.	21,101	661,938
West Bancorp, Inc.	4,828	102,354
Westamerica Bancorp	9,003	507,859
WSFS Financial Corp.	22,104	1,015,237

		82,261,233

Capital Markets (1.3%)
AlTi Global, Inc. (x)*	5,631	49,328
Artisan Partners Asset Management, Inc., Class A	21,627	955,481
AssetMark Financial Holdings, Inc.*	6,673	199,856
B Riley Financial, Inc. (x)	4,669	98,002
Bakkt Holdings, Inc. (x)*	17,052	38,026
BGC Group, Inc., Class A	120,844	872,494
Brightsphere Investment Group, Inc.	11,225	215,071
Cohen & Steers, Inc.	9,040	684,599
Diamond Hill Investment Group, Inc.	898	148,700
Donnelley Financial Solutions, Inc.*	8,672	540,873
Forge Global Holdings, Inc.*	30,815	105,695
GCM Grosvenor, Inc., Class A (x)	12,252	109,778
Hamilton Lane, Inc., Class A	12,768	1,448,402
MarketWise, Inc.	8,613	23,513
Moelis & Co., Class A	23,371	1,311,814
Open Lending Corp.*	35,528	302,343
P10, Inc., Class A	12,195	124,633
Patria Investments Ltd., Class A	19,185	297,559
Perella Weinberg Partners, Class A	14,621	178,815
Piper Sandler Cos.	6,092	1,065,308
PJT Partners, Inc., Class A	8,677	883,926
Silvercrest Asset Management Group, Inc., Class A	2,383	40,511
StepStone Group, Inc., Class A	19,173	610,277
StoneX Group, Inc.*	9,895	730,548
Value Line, Inc.	1,123	54,746
Victory Capital Holdings, Inc., Class A	9,746	335,652
Virtus Investment Partners, Inc.	2,407	581,916
WisdomTree, Inc.	49,392	342,287

		12,350,153

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	1,611	62,297
Bread Financial Holdings, Inc.	14,928	491,728
Consumer Portfolio Services, Inc.*	2,314	21,682
Encore Capital Group, Inc.*	9,109	462,282
Enova International, Inc.*	10,260	567,994
FirstCash Holdings, Inc.	13,198	1,430,531
Green Dot Corp., Class A*	11,372	112,583
LendingClub Corp.*	39,043	341,236
LendingTree, Inc.*	2,446	74,163
Navient Corp.	30,230	562,883
Nelnet, Inc., Class A	4,660	411,105
NerdWallet, Inc., Class A (x)*	9,360	137,779
OppFi, Inc.*	882	4,516
PRA Group, Inc.*	13,606	356,477
PROG Holdings, Inc.*	15,814	488,811
Regional Management Corp.	1,913	47,978
Upstart Holdings, Inc. (x)*	25,747	1,052,022
World Acceptance Corp.*	1,373	179,218

		6,805,285

Financial Services (2.2%)
Acacia Research Corp.*	11,920	46,726

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Alerus Financial Corp.	5,406	$121,040
A-Mark Precious Metals, Inc. (x)	6,768	204,732
AvidXchange Holdings, Inc.*	53,362	661,155
Banco Latinoamericano de Comercio Exterior SA, Class E	9,582	237,059
Cannae Holdings, Inc.*	23,650	461,411
Cantaloupe, Inc.*	17,244	127,778
Cass Information Systems, Inc.	4,241	191,057
Compass Diversified Holdings	22,477	504,609
Enact Holdings, Inc.	10,737	310,192
Essent Group Ltd.	36,435	1,921,582
Evertec, Inc.	22,639	926,841
Federal Agricultural Mortgage Corp., Class C	3,335	637,719
Finance of America Cos., Inc., Class A*	13,340	14,674
Flywire Corp.*	36,351	841,526
I3 Verticals, Inc., Class A*	7,215	152,742
International Money Express, Inc.*	11,160	246,524
Jackson Financial, Inc., Class A	28,232	1,445,478
Marqeta, Inc., Class A*	166,171	1,159,874
Merchants Bancorp	6,000	255,480
Mr Cooper Group, Inc.*	22,943	1,494,048
NewtekOne, Inc.	7,110	98,118
NMI Holdings, Inc., Class A*	28,851	856,298
Ocwen Financial Corp.*	1,605	49,370
Pagseguro Digital Ltd., Class A*	70,935	884,559
Payoneer Global, Inc.*	90,193	469,905
Paysafe Ltd.*	7,559	96,680
Paysign, Inc. (x)*	8,152	22,826
PennyMac Financial Services, Inc.‡	9,236	816,185
Priority Technology Holdings, Inc.*	4,726	16,825
Radian Group, Inc.	55,536	1,585,553
Remitly Global, Inc.*	46,359	900,292
Repay Holdings Corp., Class A*	28,597	244,218
Security National Financial Corp., Class A*	3,118	28,062
StoneCo Ltd., Class A*	102,403	1,846,326
SWK Holdings Corp.*	967	16,951
Velocity Financial, Inc.*	2,450	42,189
Walker & Dunlop, Inc.	11,151	1,237,872
Waterstone Financial, Inc.	5,735	81,437

		21,255,913

Insurance (1.6%)
Ambac Financial Group, Inc.*	15,574	256,659
American Coastal Insurance Corp. (x)*	4,917	46,515
American Equity Investment Life Holding Co.*	27,416	1,529,813
AMERISAFE, Inc.	6,909	323,203
BRP Group, Inc., Class A*	21,273	510,977
CNO Financial Group, Inc.	39,137	1,091,922
Crawford & Co., Class A	5,922	78,052
Donegal Group, Inc., Class A	6,278	87,829
eHealth, Inc.*	5,948	51,867
Employers Holdings, Inc.	8,836	348,138
Enstar Group Ltd.*	4,148	1,220,964
F&G Annuities & Life, Inc.	6,573	302,358
Fidelis Insurance Holdings Ltd.*	6,371	80,721
Genworth Financial, Inc., Class A*	161,385	1,078,052
GoHealth, Inc., Class A*	979	13,060
Goosehead Insurance, Inc., Class A*	7,446	564,407
Greenlight Capital Re Ltd., Class A*	7,033	80,317
HCI Group, Inc.	2,204	192,630
Hippo Holdings, Inc. (x)*	2,329	21,240
Horace Mann Educators Corp.	14,289	467,250
Investors Title Co.	335	54,317
James River Group Holdings Ltd.	8,903	82,264
Kingsway Financial Services, Inc.*	2,658	22,327
Lemonade, Inc. (x)*	17,491	282,130
Maiden Holdings Ltd.*	22,666	51,905
MBIA, Inc. (x)	14,400	88,128
Mercury General Corp.	9,664	360,564
National Western Life Group, Inc., Class A	747	360,816
NI Holdings, Inc.*	3,686	47,881
Oscar Health, Inc., Class A*	55,192	505,007
Palomar Holdings, Inc.*	8,871	492,340
ProAssurance Corp.	19,832	273,483
Safety Insurance Group, Inc.	4,990	379,190
Selective Insurance Group, Inc.	20,935	2,082,614
Selectquote, Inc.*	52,399	71,787
SiriusPoint Ltd.*	26,602	308,583
Skyward Specialty Insurance Group, Inc.*	8,598	291,300
Stewart Information Services Corp.	10,037	589,674
Tiptree, Inc., Class A	7,245	137,365
Trupanion, Inc. (x)*	14,333	437,300
United Fire Group, Inc.	5,580	112,270
Universal Insurance Holdings, Inc.	7,850	125,443

		15,502,662

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	4,164	50,093
Angel Oak Mortgage REIT, Inc. (REIT)	3,242	34,365
Apollo Commercial Real Estate Finance, Inc. (REIT)	49,992	586,906
Arbor Realty Trust, Inc. (REIT) (x)	62,175	943,817
Ares Commercial Real Estate Corp. (REIT) (x)	16,302	168,889
ARMOUR Residential REIT, Inc. (REIT) (x)	16,268	314,298
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	60,446	1,285,686
BrightSpire Capital, Inc. (REIT), Class A	45,461	338,230
Chicago Atlantic Real Estate Finance, Inc. (REIT)	4,728	76,499
Chimera Investment Corp. (REIT)	86,305	430,662
Claros Mortgage Trust, Inc. (REIT)	32,925	448,768
Dynex Capital, Inc. (REIT)	19,786	247,721
Ellington Financial, Inc. (REIT)	24,607	312,755
Franklin BSP Realty Trust, Inc. (REIT)	30,158	407,435
Granite Point Mortgage Trust, Inc. (REIT)	16,415	97,505
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	37,005	1,020,598
Invesco Mortgage Capital, Inc. (REIT) (x)	10,480	92,853
KKR Real Estate Finance Trust, Inc. (REIT)	19,890	263,145
Ladder Capital Corp. (REIT)	42,099	484,559
MFA Financial, Inc. (REIT)	38,027	428,564
New York Mortgage Trust, Inc. (REIT)	33,859	288,817

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Nexpoint Real Estate Finance, Inc. (REIT)	2,255	$35,516
Orchid Island Capital, Inc. (REIT) (x)	9,831	82,875
PennyMac Mortgage Investment Trust (REIT)‡	30,836	460,998
Ready Capital Corp. (REIT) (x)	56,518	579,309
Redwood Trust, Inc. (REIT)	40,691	301,520
TPG RE Finance Trust, Inc. (REIT)	23,257	151,171
Two Harbors Investment Corp. (REIT)	33,948	472,896

		10,406,450

Total Financials		148,581,696

Health Care (13.9%)
Biotechnology (6.7%)
2seventy bio, Inc. (x)*	20,370	86,980
4D Molecular Therapeutics, Inc.*	13,736	278,291
89bio, Inc.*	22,373	249,906
Aadi Bioscience, Inc.*	3,854	7,785
ACADIA Pharmaceuticals, Inc.*	42,105	1,318,308
ACELYRIN, Inc. (x)*	8,064	60,157
Acrivon Therapeutics, Inc. (x)*	1,738	8,551
Actinium Pharmaceuticals, Inc.*	6,494	32,990
Adicet Bio, Inc.*	8,553	16,165
ADMA Biologics, Inc.*	73,261	331,140
Aerovate Therapeutics, Inc. (x)*	2,406	54,448
Agenus, Inc. (x)*	79,036	65,434
Agios Pharmaceuticals, Inc.*	21,394	476,444
Akero Therapeutics, Inc.*	17,538	409,512
Aldeyra Therapeutics, Inc.*	21,978	77,143
Alector, Inc.*	21,733	173,429
Alkermes plc*	57,660	1,599,488
Allakos, Inc.*	16,597	45,310
Allogene Therapeutics, Inc.*	19,982	64,142
Allovir, Inc. (x)*	10,464	7,113
Alpine Immune Sciences, Inc. (x)*	11,325	215,854
Altimmune, Inc. (x)*	17,781	200,036
ALX Oncology Holdings, Inc. (x)*	7,171	106,776
Amicus Therapeutics, Inc.*	99,827	1,416,545
AnaptysBio, Inc.*	6,807	145,806
Anavex Life Sciences Corp. (x)*	24,520	228,281
Anika Therapeutics, Inc.*	4,987	113,005
Annexon, Inc. (x)*	11,395	51,733
Apogee Therapeutics, Inc. (x)*	6,854	191,501
Arbutus Biopharma Corp.*	31,163	77,907
Arcellx, Inc.*	13,364	741,702
Arcturus Therapeutics Holdings, Inc. (x)*	8,290	261,384
Arcus Biosciences, Inc.*	19,311	368,840
Arcutis Biotherapeutics, Inc. (x)*	12,837	41,463
Ardelyx, Inc.*	77,098	478,008
Arrowhead Pharmaceuticals, Inc.*	35,458	1,085,015
ARS Pharmaceuticals, Inc. (x)*	14,314	78,441
Astria Therapeutics, Inc.*	6,378	48,983
Atara Biotherapeutics, Inc.*	24,657	12,644
Aura Biosciences, Inc.*	6,858	60,762
Aurinia Pharmaceuticals, Inc. (x)*	48,840	439,072
Avid Bioservices, Inc.*	23,087	150,065
Avidity Biosciences, Inc.*	21,901	198,204
Avita Medical, Inc.*	6,276	86,107
Beam Therapeutics, Inc. (x)*	24,124	656,655
BioAtla, Inc.*	11,043	27,166
BioCryst Pharmaceuticals, Inc.*	72,087	431,801
Biohaven Ltd.*	23,692	1,014,018
Biomea Fusion, Inc. (x)*	7,230	104,980
BioVie, Inc., Class A*	3,157	3,978
Bioxcel Therapeutics, Inc. (x)*	5,029	14,836
Bluebird Bio, Inc. (x)*	37,540	51,805
Blueprint Medicines Corp.*	21,126	1,948,662
Bridgebio Pharma, Inc. (x)*	39,322	1,587,429
Cabaletta Bio, Inc.*	12,068	273,944
CareDx, Inc.*	18,758	225,096
Caribou Biosciences, Inc. (x)*	28,576	163,740
Carisma Therapeutics, Inc. (x)	6,657	19,505
Cartesian Therapeutics, Inc. (x)*	28,997	19,991
Catalyst Pharmaceuticals, Inc.*	34,698	583,273
Celcuity, Inc. (x)*	4,302	62,680
Celldex Therapeutics, Inc.*	16,370	649,234
Century Therapeutics, Inc.*	6,540	21,713
Cerevel Therapeutics Holdings, Inc.*	24,072	1,020,653
Cogent Biosciences, Inc.*	27,331	160,706
Coherus Biosciences, Inc. (x)*	32,881	109,494
Compass Therapeutics, Inc.*	22,784	35,543
Crinetics Pharmaceuticals, Inc.*	22,863	813,466
Cue Biopharma, Inc.*	8,629	22,781
Cullinan Oncology, Inc.*	12,053	122,820
Cytokinetics, Inc.*	31,975	2,669,593
Day One Biopharmaceuticals, Inc.*	21,152	308,819
Deciphera Pharmaceuticals, Inc.*	18,284	294,921
Denali Therapeutics, Inc.*	41,665	894,131
Design Therapeutics, Inc.*	9,148	24,242
Disc Medicine, Inc.*	2,881	166,407
Dynavax Technologies Corp. (x)*	46,420	648,952
Dyne Therapeutics, Inc.*	15,232	202,586
Eagle Pharmaceuticals, Inc.*	3,922	20,512
Editas Medicine, Inc.*	27,381	277,370
Emergent BioSolutions, Inc. (x)*	19,095	45,828
Enanta Pharmaceuticals, Inc.*	5,140	48,367
Entrada Therapeutics, Inc. (x)*	6,252	94,343
Erasca, Inc. (x)*	36,507	77,760
Fate Therapeutics, Inc.*	32,218	120,495
Fennec Pharmaceuticals, Inc. (x)*	4,531	50,838
FibroGen, Inc.*	22,699	20,118
Foghorn Therapeutics, Inc. (x)*	4,975	32,089
Genelux Corp.*	4,514	63,241
Generation Bio Co.*	11,527	19,020
Geron Corp.*	177,089	373,658
Graphite Bio, Inc.*	6,996	18,330
Gritstone bio, Inc. (x)*	21,913	44,703
Halozyme Therapeutics, Inc.*	45,460	1,680,202
Heron Therapeutics, Inc.*	25,949	44,113
HilleVax, Inc. (x)*	6,569	105,432
Humacyte, Inc. (x)*	14,987	42,563
Icosavax, Inc.*	9,346	147,293
Ideaya Biosciences, Inc.*	20,725	737,395
IGM Biosciences, Inc. (x)*	3,819	31,736
Immuneering Corp., Class A (x)*	5,063	37,213
ImmunityBio, Inc. (x)*	41,305	207,351
ImmunoGen, Inc.*	83,015	2,461,395
Immunovant, Inc.*	18,927	797,394
Inhibrx, Inc. (x)*	12,610	479,180
Inozyme Pharma, Inc. (x)*	8,451	36,001
Insmed, Inc.*	46,380	1,437,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Intellia Therapeutics, Inc.*	30,904	$942,263
Iovance Biotherapeutics, Inc. (x)*	75,301	612,197
Ironwood Pharmaceuticals, Inc., Class A*	50,926	582,593
iTeos Therapeutics, Inc.*	10,565	115,687
Janux Therapeutics, Inc.*	4,364	46,826
KalVista Pharmaceuticals, Inc.*	6,166	75,533
Karyopharm Therapeutics, Inc.*	28,276	24,459
Keros Therapeutics, Inc.*	7,720	306,947
Kezar Life Sciences, Inc.*	17,818	16,881
Kiniksa Pharmaceuticals Ltd., Class A*	11,038	193,607
Kodiak Sciences, Inc.*	8,097	24,615
Krystal Biotech, Inc.*	7,695	954,642
Kura Oncology, Inc. (x)*	24,813	356,811
Kymera Therapeutics, Inc.*	13,358	340,095
Larimar Therapeutics, Inc.*	6,403	29,134
Lexicon Pharmaceuticals, Inc. (x)*	57,870	88,541
Lineage Cell Therapeutics, Inc.*	32,219	35,119
Lyell Immunopharma, Inc.*	60,705	117,768
MacroGenics, Inc.*	23,329	224,425
Madrigal Pharmaceuticals, Inc. (x)*	5,056	1,169,857
MannKind Corp.*	94,652	344,533
MeiraGTx Holdings plc*	10,551	74,068
Merrimack Pharmaceuticals, Inc.*	2,614	35,054
Mersana Therapeutics, Inc.*	25,053	58,123
MiMedx Group, Inc.*	42,535	373,032
Mineralys Therapeutics, Inc. (x)*	5,404	46,474
Mirum Pharmaceuticals, Inc. (x)*	8,721	257,444
Monte Rosa Therapeutics, Inc.*	8,051	45,488
Morphic Holding, Inc.*	11,810	341,073
Mural Oncology plc*	6,066	35,911
Myriad Genetics, Inc.*	30,071	575,559
Nkarta, Inc. (x)*	8,850	58,410
Novavax, Inc. (x)*	31,069	149,131
Nurix Therapeutics, Inc.*	15,495	159,908
Nuvalent, Inc., Class A*	9,057	666,505
Nuvectis Pharma, Inc.*	1,711	14,270
Ocean Biomedical, Inc. (x)*	2,167	1,430
Olema Pharmaceuticals, Inc.*	6,703	94,043
Omega Therapeutics, Inc. (x)*	6,085	18,316
Organogenesis Holdings, Inc., Class A*	23,838	97,497
ORIC Pharmaceuticals, Inc. (x)*	9,745	89,654
Outlook Therapeutics, Inc. (x)*	38,726	15,258
Ovid therapeutics, Inc. (x)*	14,887	47,936
PDL BioPharma, Inc. (r)*	24,135	—
PDS Biotechnology Corp. (x)*	6,981	34,696
PepGen, Inc. (x)*	2,509	17,061
PMV Pharmaceuticals, Inc.*	9,321	28,895
Poseida Therapeutics, Inc., Class A*	16,968	57,012
Precigen, Inc. (x)*	35,753	47,909
Prelude Therapeutics, Inc.*	2,475	10,568
Prime Medicine, Inc. (x)*	15,017	133,051
ProKidney Corp., Class A (x)*	17,828	31,734
Protagonist Therapeutics, Inc.*	18,335	420,422
Protalix BioTherapeutics, Inc. (x)*	14,023	24,961
Prothena Corp. plc*	15,446	561,308
PTC Therapeutics, Inc.*	25,536	703,772
Rallybio Corp.*	7,633	18,243
RAPT Therapeutics, Inc. (x)*	9,425	234,211
RayzeBio, Inc. (x)*	6,919	430,154
Recursion Pharmaceuticals, Inc., Class A (x)*	46,947	462,897
REGENXBIO, Inc.*	14,521	260,652
Relay Therapeutics, Inc.*	31,729	349,336
Reneo Pharmaceuticals, Inc.*	2,417	3,867
Replimune Group, Inc.*	13,870	116,924
REVOLUTION Medicines, Inc.*	49,219	1,411,601
Rhythm Pharmaceuticals, Inc.*	18,118	832,884
Rigel Pharmaceuticals, Inc.*	42,725	61,951
Rocket Pharmaceuticals, Inc.*	21,388	640,998
Sage Therapeutics, Inc.*	18,962	410,907
Sagimet Biosciences, Inc., Class A (x)*	1,375	7,452
Sana Biotechnology, Inc. (x)*	33,576	136,990
Sangamo Therapeutics, Inc.*	38,500	20,917
Savara, Inc.*	19,035	89,464
Scholar Rock Holding Corp.*	17,932	337,122
Seres Therapeutics, Inc.*	31,486	44,080
SpringWorks Therapeutics, Inc.*	22,875	834,937
Stoke Therapeutics, Inc. (x)*	7,107	37,383
Summit Therapeutics, Inc. (x)*	53,111	138,620
Sutro Biopharma, Inc.*	15,017	64,423
Syndax Pharmaceuticals, Inc.*	22,829	493,335
Tango Therapeutics, Inc.*	10,925	108,157
Tenaya Therapeutics, Inc. (x)*	7,967	25,813
TG Therapeutics, Inc. (x)*	48,924	835,622
Travere Therapeutics, Inc.*	25,088	225,541
Turnstone Biologics Corp. (x)*	1,457	3,708
Twist Bioscience Corp.*	20,389	751,539
Tyra Biosciences, Inc.*	3,492	48,364
UroGen Pharma Ltd. (x)*	4,885	73,275
Vanda Pharmaceuticals, Inc.*	14,117	59,574
Vaxcyte, Inc.*	32,819	2,061,033
Vaxxinity, Inc., Class A*	10,641	9,045
Vera Therapeutics, Inc., Class A (x)*	11,952	183,822
Veracyte, Inc.*	26,596	731,656
Vericel Corp.*	16,755	596,646
Verve Therapeutics, Inc.*	15,881	221,381
Vigil Neuroscience, Inc. (x)*	4,012	13,561
Viking Therapeutics, Inc.*	34,193	636,332
Vir Biotechnology, Inc.*	30,319	305,009
Viridian Therapeutics, Inc.*	14,088	306,837
Vor BioPharma, Inc.*	9,406	21,163
Voyager Therapeutics, Inc.*	14,250	120,270
X4 Pharmaceuticals, Inc. (x)*	30,739	25,775
Xencor, Inc.*	22,094	469,056
XOMA Corp.*	1,825	33,762
Y-mAbs Therapeutics, Inc.*	13,106	89,383
Zentalis Pharmaceuticals, Inc.*	20,602	312,120
Zura Bio Ltd., Class A*	8,773	40,970
Zymeworks, Inc.*	18,916	196,537

		64,941,551

Health Care Equipment & Supplies (2.6%)
Accuray, Inc.*	23,288	65,905
Alphatec Holdings, Inc.*	31,757	479,848
AngioDynamics, Inc.*	13,936	109,258
Artivion, Inc.*	13,330	238,340
AtriCure, Inc.*	16,634	593,668
Atrion Corp.	458	173,486
Avanos Medical, Inc.*	16,082	360,719
Axogen, Inc.*	9,989	68,225

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Axonics, Inc.*	17,708	$1,101,969
Beyond Air, Inc. (x)*	6,400	12,544
Butterfly Network, Inc. (x)*	40,806	44,071
Cerus Corp.*	69,963	151,120
ClearPoint Neuro, Inc. (x)*	5,723	38,859
CONMED Corp.	10,951	1,199,244
Cutera, Inc. (x)*	4,356	15,355
CVRx, Inc.*	2,777	87,309
Embecta Corp.	20,844	394,577
Glaukos Corp.*	16,420	1,305,226
Haemonetics Corp.*	17,598	1,504,805
Inari Medical, Inc.*	18,365	1,192,256
Inmode Ltd.*	27,322	607,641
Inogen, Inc.*	8,454	46,412
Integer Holdings Corp.*	11,479	1,137,339
iRadimed Corp.	2,965	140,749
iRhythm Technologies, Inc.*	10,877	1,164,274
KORU Medical Systems, Inc. (x)*	8,727	21,425
Lantheus Holdings, Inc.*	23,647	1,466,114
LeMaitre Vascular, Inc.	7,033	399,193
LivaNova plc*	19,780	1,023,417
Merit Medical Systems, Inc.*	19,943	1,514,870
Nano-X Imaging Ltd. (x)*	16,478	104,965
Neogen Corp.*	74,840	1,505,032
Nevro Corp.*	13,037	280,556
Omnicell, Inc.*	16,227	610,622
OraSure Technologies, Inc.*	25,013	205,107
Orchestra BioMed Holdings, Inc. (x)*	1,046	9,550
Orthofix Medical, Inc.*	11,157	150,396
OrthoPediatrics Corp.*	4,926	160,144
Outset Medical, Inc.*	17,824	96,428
Paragon 28, Inc.*	16,165	200,931
PROCEPT BioRobotics Corp. (x)*	13,749	576,221
Pulmonx Corp.*	12,358	157,565
Pulse Biosciences, Inc. (x)*	4,032	49,352
RxSight, Inc.*	9,825	396,144
Sanara Medtech, Inc. (x)*	948	38,963
Semler Scientific, Inc.*	1,105	48,940
SI-BONE, Inc.*	12,738	267,371
Sight Sciences, Inc.*	5,396	27,843
Silk Road Medical, Inc.*	14,742	180,884
STAAR Surgical Co.*	17,999	561,749
Surmodics, Inc.*	4,538	164,956
Tactile Systems Technology, Inc.*	7,743	110,725
Tela Bio, Inc.*	3,962	26,228
TransMedics Group, Inc.*	11,083	874,781
Treace Medical Concepts, Inc.*	16,370	208,718
UFP Technologies, Inc.*	2,436	419,089
Utah Medical Products, Inc.	1,376	115,887
Varex Imaging Corp.*	13,997	286,939
Vicarious Surgical, Inc., Class A*	17,495	6,415
Zimvie, Inc.*	6,452	114,523
Zynex, Inc. (x)*	4,920	53,579

		24,668,821

Health Care Providers & Services (2.3%)
23andMe Holding Co., Class A (x)*	106,156	96,974
Accolade, Inc.*	22,563	270,982
AdaptHealth Corp., Class A*	33,615	245,053
Addus HomeCare Corp.*	5,511	511,696
Agiliti, Inc.*	10,689	84,657
AirSculpt Technologies, Inc. (x)*	1,847	13,834
Alignment Healthcare, Inc.*	27,249	234,614
AMN Healthcare Services, Inc.*	13,426	1,005,339
Apollo Medical Holdings, Inc.*	14,675	562,052
Aveanna Healthcare Holdings, Inc.*	27,084	72,585
Brookdale Senior Living, Inc.*	70,476	410,170
Cano Health, Inc. (x)*	595	3,493
CareMax, Inc. (x)*	18,763	9,348
Castle Biosciences, Inc.*	8,780	189,472
Community Health Systems, Inc.*	42,445	132,853
CorVel Corp.*	3,027	748,305
Cross Country Healthcare, Inc.*	12,797	289,724
DocGo, Inc.*	27,671	154,681
Enhabit, Inc.*	17,818	184,416
Ensign Group, Inc. (The)	18,782	2,107,528
Fulgent Genetics, Inc.*	7,611	220,034
Guardant Health, Inc.*	39,706	1,074,047
HealthEquity, Inc.*	29,502	1,955,983
Hims & Hers Health, Inc.*	47,941	426,675
InfuSystem Holdings, Inc. (x)*	4,535	47,799
Innovage Holding Corp.*	7,492	44,952
Invitae Corp. (x)*	65,616	41,128
Joint Corp. (The)*	4,512	43,360
LifeStance Health Group, Inc. (x)*	36,879	288,763
ModivCare, Inc.*	4,890	215,111
National HealthCare Corp.	4,693	433,727
National Research Corp.	5,203	205,831
NeoGenomics, Inc.*	45,227	731,773
OPKO Health, Inc. (x)*	137,146	207,090
Option Care Health, Inc.*	58,957	1,986,261
Owens & Minor, Inc.*	26,367	508,092
P3 Health Partners, Inc. (x)*	9,949	14,028
Patterson Cos., Inc.	30,909	879,361
Pediatrix Medical Group, Inc.*	30,202	280,879
Pennant Group, Inc. (The)*	10,384	144,545
PetIQ, Inc., Class A*	10,024	197,974
Privia Health Group, Inc.*	39,336	905,908
Progyny, Inc.*	27,221	1,012,077
Quipt Home Medical Corp.*	10,075	51,282
RadNet, Inc.*	21,067	732,500
Select Medical Holdings Corp.	36,140	849,290
Surgery Partners, Inc.*	25,754	823,870
US Physical Therapy, Inc.	5,460	508,544
Viemed Healthcare, Inc.*	8,523	66,906

		22,225,566

Health Care Technology (0.4%)
American Well Corp., Class A*	86,718	129,210
Computer Programs and Systems, Inc.*	6,086	68,163
Definitive Healthcare Corp., Class A*	12,590	125,145
Evolent Health, Inc., Class A*	38,849	1,283,183
Health Catalyst, Inc.*	18,961	175,579
HealthStream, Inc.	8,306	224,511
Multiplan Corp.*	137,773	198,393
OptimizeRx Corp.*	5,653	80,894
Phreesia, Inc.*	18,502	428,321
Schrodinger, Inc. (x)*	18,857	675,081
Sharecare, Inc.*	113,302	122,366
Simulations Plus, Inc.	5,759	257,715

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Veradigm, Inc.*	41,114	$431,286

		4,199,847

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp.*	40,304	197,490
Akoya Biosciences, Inc.*	4,894	23,883
BioLife Solutions, Inc.*	11,672	189,670
Codexis, Inc.*	22,875	69,769
CryoPort, Inc.*	14,131	218,889
Cytek Biosciences, Inc.*	40,469	369,077
Harvard Bioscience, Inc.*	9,767	52,253
MaxCyte, Inc. (x)*	21,256	99,903
Mesa Laboratories, Inc.	2,062	216,036
NanoString Technologies, Inc. (x)*	12,642	9,461
Nautilus Biotechnology, Inc., Class A*	12,052	36,035
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,550	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	32,160	198,427
Pacific Biosciences of California, Inc.*	86,984	853,313
Quanterix Corp.*	11,949	326,686
Quantum-Si, Inc. (x)*	24,302	48,847
Seer, Inc., Class A*	14,825	28,761
SomaLogic, Inc. (x)*	54,488	137,855

		3,076,355

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	24,029	25,231
Amneal Pharmaceuticals, Inc.*	40,852	247,972
Amphastar Pharmaceuticals, Inc.*	13,298	822,481
Amylyx Pharmaceuticals, Inc.*	18,215	268,125
ANI Pharmaceuticals, Inc.*	4,515	248,957
Arvinas, Inc.*	17,517	721,000
Assertio Holdings, Inc. (x)*	22,159	23,710
Atea Pharmaceuticals, Inc.*	22,601	68,933
Axsome Therapeutics, Inc. (x)*	12,450	990,896
Biote Corp., Class A*	3,495	17,265
Bright Green Corp. (x)*	15,062	4,972
Cara Therapeutics, Inc.*	11,968	8,892
Cassava Sciences, Inc. (x)*	14,400	324,144
Citius Pharmaceuticals, Inc. (x)*	30,682	23,211
Collegium Pharmaceutical, Inc.*	12,155	374,131
Corcept Therapeutics, Inc.*	27,629	897,390
CorMedix, Inc. (x)*	11,140	41,886
Cymabay Therapeutics, Inc.*	38,227	902,922
Edgewise Therapeutics, Inc.*	15,052	164,669
Enliven Therapeutics, Inc. (x)*	8,788	121,626
Evolus, Inc.*	10,002	105,321
Eyenovia, Inc. (x)*	6,945	14,446
EyePoint Pharmaceuticals, Inc. (x)*	9,167	211,849
Harmony Biosciences Holdings, Inc.*	11,448	369,770
Harrow, Inc. (x)*	10,622	118,966
Ikena Oncology, Inc.*	5,308	10,457
Innoviva, Inc.*	21,911	351,452
Intra-Cellular Therapies, Inc.*	32,381	2,319,127
Ligand Pharmaceuticals, Inc.*	5,646	403,237
Liquidia Corp. (x)*	18,979	228,317
Longboard Pharmaceuticals, Inc.*	3,889	23,451
Marinus Pharmaceuticals, Inc. (x)*	20,150	219,031
Neumora Therapeutics, Inc. (x)*	3,575	60,954
NGM Biopharmaceuticals, Inc.*	12,366	10,622
Nuvation Bio, Inc.*	51,016	77,034
Ocular Therapeutix, Inc. (x)*	18,321	81,712
Omeros Corp. (x)*	15,199	49,701
Optinose, Inc.*	18,204	23,483
Pacira BioSciences, Inc.*	16,349	551,615
Phathom Pharmaceuticals, Inc. (x)*	11,433	104,383
Phibro Animal Health Corp., Class A	4,762	55,144
Pliant Therapeutics, Inc.*	20,457	370,476
Prestige Consumer Healthcare, Inc.*	17,230	1,054,821
Rain Oncology, Inc. (x)*	4,496	5,395
Revance Therapeutics, Inc.*	29,132	256,070
Scilex Holding Co. (r)(x)*	21,853	37,893
scPharmaceuticals, Inc. (x)*	7,210	45,207
SIGA Technologies, Inc. (x)	11,994	67,166
Supernus Pharmaceuticals, Inc.*	17,730	513,106
Taro Pharmaceutical Industries Ltd.*	2,612	109,129
Tarsus Pharmaceuticals, Inc.*	8,327	168,622
Terns Pharmaceuticals, Inc.*	17,439	113,179
Theravance Biopharma, Inc. (x)*	17,483	196,509
Theseus Pharmaceuticals, Inc.*	5,053	20,465
Third Harmonic Bio, Inc. (x)*	4,864	53,358
Trevi Therapeutics, Inc.*	10,393	13,927
Ventyx Biosciences, Inc.*	16,646	41,116
Verrica Pharmaceuticals, Inc. (x)*	5,212	38,152
WaVe Life Sciences Ltd.*	14,762	74,548
Xeris Biopharma Holdings, Inc. (x)*	32,564	76,525
Zevra Therapeutics, Inc. (x)*	8,661	56,730

		15,000,879

Total Health Care		134,113,019

Industrials (15.3%)
Aerospace & Defense (0.9%)
AAR Corp.*	11,743	732,763
AeroVironment, Inc.*	8,930	1,125,537
AerSale Corp.*	6,266	79,547
Archer Aviation, Inc., Class A (x)*	50,475	309,917
Astronics Corp.*	6,491	113,073
Cadre Holdings, Inc.	6,544	215,232
Ducommun, Inc.*	4,214	219,381
Eve Holding, Inc. (x)*	4,519	33,079
Kaman Corp.	9,912	237,392
Kratos Defense & Security Solutions, Inc.*	44,514	903,189
Leonardo DRS, Inc.*	24,089	482,744
Moog, Inc., Class A	9,867	1,428,544
National Presto Industries, Inc.	1,304	104,685
Park Aerospace Corp.	4,527	66,547
Parsons Corp.*	14,565	913,371
Redwire Corp. (x)*	1,964	5,597
Rocket Lab USA, Inc.*	99,335	549,323
Terran Orbital Corp. (x)*	21,276	24,255
Triumph Group, Inc.*	22,276	369,336
V2X, Inc.*	4,120	191,333
Virgin Galactic Holdings, Inc. (x)*	105,616	258,759

		8,363,604

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	19,838	349,347
Forward Air Corp.	9,130	574,003
Hub Group, Inc., Class A*	10,966	1,008,214
Radiant Logistics, Inc.*	8,684	57,662

		1,989,226

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Building Products (1.9%)
AAON, Inc.	23,663	$1,747,986
American Woodmark Corp.*	5,752	534,073
Apogee Enterprises, Inc.	8,111	433,209
AZZ, Inc.	8,799	511,134
CSW Industrials, Inc.	5,409	1,121,881
Gibraltar Industries, Inc.*	11,141	879,916
Griffon Corp.	14,895	907,850
Insteel Industries, Inc.	6,599	252,676
Janus International Group, Inc.*	29,922	390,482
JELD-WEN Holding, Inc.*	31,430	593,398
Masonite International Corp.*	7,724	653,914
Masterbrand, Inc.*	45,774	679,744
PGT Innovations, Inc.*	20,610	838,827
Quanex Building Products Corp.	11,983	366,320
Resideo Technologies, Inc.*	51,056	960,874
Simpson Manufacturing Co., Inc.	14,959	2,961,583
UFP Industries, Inc.	20,890	2,622,739
Zurn Elkay Water Solutions Corp.	51,691	1,520,232

		17,976,838

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	22,778	1,021,138
ACCO Brands Corp.	28,202	171,468
ACV Auctions, Inc., Class A*	43,677	661,707
Aris Water Solutions, Inc., Class A	7,464	62,623
BrightView Holdings, Inc.*	10,331	86,987
Brink’s Co. (The)	16,220	1,426,549
Casella Waste Systems, Inc., Class A*	19,430	1,660,488
CECO Environmental Corp.*	10,594	214,846
Cimpress plc*	6,355	508,718
CompX International, Inc.	233	5,890
CoreCivic, Inc.*	39,535	574,444
Deluxe Corp.	15,455	331,510
Ennis, Inc.	9,021	197,650
Enviri Corp.*	27,667	249,003
GEO Group, Inc. (The) (x)*	42,769	463,188
Healthcare Services Group, Inc.*	29,790	308,922
HNI Corp.	16,876	705,923
Interface, Inc., Class A	20,177	254,634
LanzaTech Global, Inc.*	5,151	25,909
Li-Cycle Holdings Corp. (x)*	33,774	19,751
Liquidity Services, Inc.*	5,806	99,921
Matthews International Corp., Class A	10,240	375,296
MillerKnoll, Inc.	26,579	709,128
Montrose Environmental Group, Inc.*	9,731	312,657
NL Industries, Inc.	2,544	14,272
OPENLANE, Inc.*	40,634	601,790
Performant Financial Corp.*	16,803	52,509
Pitney Bowes, Inc.	58,999	259,596
Quad/Graphics, Inc.*	7,242	39,252
SP Plus Corp.*	6,981	357,776
Steelcase, Inc., Class A	32,375	437,710
UniFirst Corp.	5,385	984,970
Viad Corp.*	7,196	260,495
VSE Corp.	4,558	294,492

		13,751,212

Construction & Engineering (1.5%)
Ameresco, Inc., Class A*	11,874	376,050
API Group Corp.*	71,874	2,486,840
Arcosa, Inc.	16,738	1,383,228
Argan, Inc.	4,525	211,725
Bowman Consulting Group Ltd., Class A*	2,509	89,120
Comfort Systems USA, Inc.	12,308	2,531,386
Concrete Pumping Holdings, Inc.*	6,519	53,456
Construction Partners, Inc., Class A*	14,073	612,457
Dycom Industries, Inc.*	10,153	1,168,509
Fluor Corp.*	49,594	1,942,597
Granite Construction, Inc.	15,412	783,854
Great Lakes Dredge & Dock Corp.*	15,853	121,751
IES Holdings, Inc.*	2,885	228,550
INNOVATE Corp. (x)*	11,465	14,102
Limbach Holdings, Inc.*	2,299	104,535
MYR Group, Inc.*	5,714	826,416
Northwest Pipe Co.*	2,485	75,196
Primoris Services Corp.	18,190	604,090
Southland Holdings, Inc.*	938	4,840
Sterling Infrastructure, Inc.*	10,502	923,441
Tutor Perini Corp.*	10,586	96,333

		14,638,476

Electrical Equipment (1.2%)
Allient, Inc.	3,148	95,101
Amprius Technologies, Inc.*	1,342	7,099
Array Technologies, Inc.*	52,628	884,150
Atkore, Inc.*	13,252	2,120,320
Babcock & Wilcox Enterprises, Inc.*	14,547	21,239
Blink Charging Co. (x)*	11,525	39,070
Bloom Energy Corp., Class A (x)*	66,728	987,574
Dragonfly Energy Holdings Corp. (x)*	3,957	2,144
Encore Wire Corp.	5,365	1,145,964
Energy Vault Holdings, Inc. (x)*	24,480	57,038
EnerSys	14,599	1,473,915
Enovix Corp. (x)*	48,584	608,272
Eos Energy Enterprises, Inc. (x)*	26,872	29,291
ESS Tech, Inc. (x)*	22,328	25,454
Fluence Energy, Inc., Class A (x)*	20,074	478,765
FTC Solar, Inc. (x)*	15,883	11,004
FuelCell Energy, Inc. (x)*	146,075	233,720
GrafTech International Ltd.	47,177	103,318
LSI Industries, Inc.	6,533	91,985
NEXTracker, Inc., Class A*	16,931	793,217
NuScale Power Corp., Class A (x)*	13,381	44,024
Powell Industries, Inc.	3,161	279,432
Preformed Line Products Co.	620	82,993
SES AI Corp. (x)*	31,175	57,050
Shoals Technologies Group, Inc., Class A*	59,630	926,650
SKYX Platforms Corp. (x)*	14,194	22,710
Stem, Inc. (x)*	50,669	196,596
SunPower Corp. (x)*	20,811	100,517
Thermon Group Holdings, Inc.*	11,986	390,384
TPI Composites, Inc. (x)*	10,461	43,309
Vicor Corp.*	8,430	378,844

		11,731,149

Ground Transportation (0.4%)
ArcBest Corp.	8,525	1,024,790
Covenant Logistics Group, Inc., Class A	2,125	97,835
Daseke, Inc.*	9,621	77,930
FTAI Infrastructure, Inc.	24,712	96,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Heartland Express, Inc.	16,425	$234,220
Marten Transport Ltd.	21,224	445,279
PAM Transportation Services, Inc.*	1,456	30,256
RXO, Inc.*	41,010	953,893
TuSimple Holdings, Inc., Class A (x)*	41,241	36,201
Universal Logistics Holdings, Inc.	1,650	46,233
Werner Enterprises, Inc.	22,515	953,961

		3,996,728

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	9,251	215,363

Machinery (3.2%)
374Water, Inc. (x)*	14,787	20,998
3D Systems Corp.*	45,336	287,884
Alamo Group, Inc.	3,467	728,729
Albany International Corp., Class A	11,189	1,098,984
Astec Industries, Inc.	8,392	312,182
Barnes Group, Inc.	17,326	565,347
Blue Bird Corp.*	8,718	235,037
Chart Industries, Inc.*	14,847	2,024,092
Columbus McKinnon Corp.	10,709	417,865
Commercial Vehicle Group, Inc.*	8,021	56,227
Desktop Metal, Inc., Class A (x)*	68,176	51,200
Douglas Dynamics, Inc.	7,823	232,187
Energy Recovery, Inc.*	18,538	349,256
Enerpac Tool Group Corp., Class A	19,171	596,026
Enpro, Inc.	7,390	1,158,309
ESCO Technologies, Inc.	9,109	1,066,026
Federal Signal Corp.	20,635	1,583,530
Franklin Electric Co., Inc.	16,063	1,552,489
Gencor Industries, Inc.*	2,632	42,481
Gorman-Rupp Co. (The)	8,056	286,230
Greenbrier Cos., Inc. (The)	10,512	464,420
Helios Technologies, Inc.	11,420	517,897
Hillenbrand, Inc.	24,320	1,163,712
Hillman Solutions Corp.*	69,113	636,531
Hyliion Holdings Corp.*	36,858	29,991
Hyster-Yale Materials Handling, Inc.	3,420	212,690
John Bean Technologies Corp.	11,102	1,104,094
Kadant, Inc.	4,062	1,138,619
Kennametal, Inc.	27,459	708,168
Lindsay Corp.	4,168	538,339
Luxfer Holdings plc	6,228	55,678
Manitowoc Co., Inc. (The)*	12,273	204,836
Mayville Engineering Co., Inc.*	2,758	39,770
Microvast Holdings, Inc. (x)*	26,245	36,743
Miller Industries, Inc.	2,746	116,128
Mueller Industries, Inc.	38,854	1,831,966
Mueller Water Products, Inc., Class A	53,968	777,139
Nikola Corp. (x)*	212,887	186,234
Omega Flex, Inc.	819	57,748
Park-Ohio Holdings Corp.	2,096	56,508
Proto Labs, Inc.*	9,327	363,380
REV Group, Inc.	11,167	202,904
Shyft Group, Inc. (The)	8,414	102,819
SPX Technologies, Inc.*	15,428	1,558,382
Standex International Corp.	4,337	686,894
Tennant Co.	6,531	605,358
Terex Corp.	23,125	1,328,763
Titan International, Inc.*	18,275	271,932
Trinity Industries, Inc.	28,229	750,609
Velo3D, Inc. (x)*	22,223	8,836
Wabash National Corp.	16,876	432,363
Watts Water Technologies, Inc., Class A	9,509	1,981,105

		30,835,635

Marine Transportation (0.2%)
Costamare, Inc.	11,170	116,280
Eagle Bulk Shipping, Inc. (x)	2,252	124,761
Genco Shipping & Trading Ltd.	15,023	249,232
Golden Ocean Group Ltd.	43,900	428,464
Himalaya Shipping Ltd. (x)*	2,123	14,351
Matson, Inc.	12,271	1,344,902
Pangaea Logistics Solutions Ltd.	9,096	74,951
Safe Bulkers, Inc.	16,396	64,436

		2,417,377

Passenger Airlines (0.4%)
Allegiant Travel Co.	5,725	472,942
Blade Air Mobility, Inc. (x)*	14,856	52,442
Frontier Group Holdings, Inc. (x)*	9,187	50,161
Hawaiian Holdings, Inc. (x)*	18,088	256,850
JetBlue Airways Corp. (x)*	118,145	655,705
Joby Aviation, Inc. (x)*	96,323	640,548
SkyWest, Inc.*	13,952	728,294
Spirit Airlines, Inc.	37,837	620,148
Sun Country Airlines Holdings, Inc.*	12,085	190,097

		3,667,187

Professional Services (2.1%)
Alight, Inc., Class A*	141,660	1,208,360
ASGN, Inc.*	16,543	1,590,940
Asure Software, Inc.*	3,743	35,633
Barrett Business Services, Inc.	2,367	274,099
BlackSky Technology, Inc., Class A (x)*	29,516	41,322
CBIZ, Inc.*	16,377	1,025,036
Conduent, Inc.*	62,777	229,136
CRA International, Inc.	2,394	236,647
CSG Systems International, Inc.	11,409	607,073
ExlService Holdings, Inc.*	56,219	1,734,356
Exponent, Inc.	17,405	1,532,336
First Advantage Corp.	19,500	323,115
FiscalNote Holdings, Inc. (x)*	15,546	17,723
Forrester Research, Inc.*	2,876	77,106
Franklin Covey Co.*	2,829	123,146
Heidrick & Struggles International, Inc.	6,954	205,352
HireQuest, Inc. (x)	1,338	20,538
HireRight Holdings Corp.*	3,745	50,370
Huron Consulting Group, Inc.*	6,862	705,414
IBEX Holdings Ltd.*	2,242	42,620
ICF International, Inc.	6,512	873,194
Innodata, Inc. (x)*	6,298	51,266
Insperity, Inc.	12,488	1,463,843
Kelly Services, Inc., Class A	10,937	236,458
Kforce, Inc.	6,558	443,059
Korn Ferry	18,230	1,081,951
Legalzoom.com, Inc.*	39,890	450,757
Maximus, Inc.	21,156	1,774,142
Mistras Group, Inc.*	5,200	38,064
NV5 Global, Inc.*	4,927	547,488
Planet Labs PBC (x)*	40,922	101,077

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Resources Connection, Inc.	7,794	$110,441
Skillsoft Corp.*	1,061	18,652
Sterling Check Corp.*	5,916	82,351
TriNet Group, Inc.*	11,030	1,311,798
TrueBlue, Inc.*	7,594	116,492
TTEC Holdings, Inc.	4,880	105,750
Upwork, Inc.*	45,599	678,057
Verra Mobility Corp., Class A*	47,874	1,102,538
Willdan Group, Inc.*	2,983	64,135

		20,731,835

Trading Companies & Distributors (1.9%)
Alta Equipment Group, Inc.	4,654	57,570
Applied Industrial Technologies, Inc.	13,491	2,329,761
Beacon Roofing Supply, Inc.*	19,820	1,724,736
BlueLinx Holdings, Inc.*	2,985	338,230
Boise Cascade Co.	13,683	1,770,033
Custom Truck One Source, Inc.*	14,165	87,540
Distribution Solutions Group, Inc.*	2,262	71,389
DXP Enterprises, Inc.*	3,436	115,793
EVI Industries, Inc.	1,184	28,096
FTAI Aviation Ltd.	35,132	1,630,125
GATX Corp.	12,201	1,466,804
Global Industrial Co.	4,100	159,244
GMS, Inc.*	14,178	1,168,693
H&E Equipment Services, Inc.	11,284	590,379
Herc Holdings, Inc.	9,899	1,473,862
Hudson Technologies, Inc.*	15,302	206,424
Karat Packaging, Inc.	1,440	35,784
McGrath RentCorp	8,666	1,036,627
MRC Global, Inc.*	30,045	330,796
NOW, Inc.*	38,826	439,510
Rush Enterprises, Inc., Class A	21,606	1,086,782
Rush Enterprises, Inc., Class B	2,290	121,324
Textainer Group Holdings Ltd.	15,112	743,510
Titan Machinery, Inc.*	7,220	208,514
Transcat, Inc.*	2,617	286,117
Willis Lease Finance Corp.*	707	34,558
Xometry, Inc., Class A*	11,951	429,160

		17,971,361

Total Industrials		148,285,991

Information Technology (12.2%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.	26,744	196,301
Aviat Networks, Inc.*	2,333	76,196
Calix, Inc.*	20,956	915,568
Cambium Networks Corp.*	2,726	16,356
Clearfield, Inc.*	2,992	87,007
CommScope Holding Co., Inc.*	72,524	204,518
Comtech Telecommunications Corp.	7,020	59,178
Digi International, Inc.*	12,706	330,356
DZS, Inc. (x)*	6,530	12,864
Extreme Networks, Inc.*	44,287	781,223
Harmonic, Inc.*	37,406	487,774
Infinera Corp. (x)*	70,248	333,678
KVH Industries, Inc.*	4,684	24,638
NETGEAR, Inc.*	7,027	102,454
NetScout Systems, Inc.*	25,033	549,474
Ribbon Communications, Inc.*	21,931	63,600
Viavi Solutions, Inc.*	80,761	813,263

		5,054,448

Electronic Equipment, Instruments & Components (2.4%)
908 Devices, Inc.*	5,097	57,188
Advanced Energy Industries, Inc.	13,274	1,445,804
Aeva Technologies, Inc. (x)*	19,842	15,034
Akoustis Technologies, Inc. (x)*	17,266	14,400
Arlo Technologies, Inc.*	30,862	293,806
Badger Meter, Inc.	10,200	1,574,574
Bel Fuse, Inc., Class B	3,733	249,252
Belden, Inc.	14,691	1,134,880
Benchmark Electronics, Inc.	12,594	348,098
Climb Global Solutions, Inc.	1,038	56,914
CTS Corp.	10,611	464,125
Daktronics, Inc.*	9,171	77,770
ePlus, Inc.*	9,332	745,067
Evolv Technologies Holdings, Inc.*	40,963	193,345
Fabrinet*	12,803	2,436,795
FARO Technologies, Inc.*	4,616	103,998
Insight Enterprises, Inc.*	10,006	1,772,963
Iteris, Inc.*	10,665	55,458
Itron, Inc.*	16,056	1,212,389
Kimball Electronics, Inc.*	8,434	227,296
Knowles Corp.*	31,311	560,780
Lightwave Logic, Inc. (x)*	35,361	176,098
Luna Innovations, Inc.*	8,021	53,340
Methode Electronics, Inc.	13,023	296,013
MicroVision, Inc. (x)*	42,110	112,013
Mirion Technologies, Inc., Class A*	70,690	724,573
Napco Security Technologies, Inc.	11,151	381,922
nLight, Inc.*	15,524	209,574
Novanta, Inc.*	12,302	2,071,780
OSI Systems, Inc.*	5,745	741,392
PAR Technology Corp. (x)*	9,023	392,861
PC Connection, Inc.	3,676	247,064
Plexus Corp.*	9,544	1,031,993
Presto Automation, Inc. (x)*	1,305	694
Richardson Electronics Ltd.	2,988	39,890
Rogers Corp.*	5,983	790,175
Sanmina Corp.*	20,197	1,037,520
ScanSource, Inc.*	8,141	322,465
SmartRent, Inc., Class A*	65,770	209,806
TTM Technologies, Inc.*	36,019	569,460
Vishay Intertechnology, Inc.	46,320	1,110,290
Vishay Precision Group, Inc.*	3,094	105,413
Vuzix Corp. (x)*	14,738	30,729

		23,695,001

IT Services (0.5%)
Applied Digital Corp. (x)*	25,694	173,177
BigBear.ai Holdings, Inc. (x)*	6,705	14,349
BigCommerce Holdings, Inc.*	22,537	219,285
Brightcove, Inc.*	10,612	27,485
Couchbase, Inc.*	12,132	273,213
DigitalOcean Holdings, Inc. (x)*	22,317	818,811
Fastly, Inc., Class A*	42,033	748,187
Grid Dynamics Holdings, Inc.*	19,840	264,467
Hackett Group, Inc. (The)	8,925	203,222
Information Services Group, Inc.	7,862	37,030
Perficient, Inc.*	12,054	793,394

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Rackspace Technology, Inc.*	15,393	$30,786
Squarespace, Inc., Class A*	17,160	566,452
Thoughtworks Holding, Inc.*	23,117	111,193
Tucows, Inc., Class A (x)*	2,479	66,933
Unisys Corp.*	16,600	93,292

		4,441,276

Semiconductors & Semiconductor Equipment (2.8%)
ACM Research, Inc., Class A*	17,287	337,788
Aehr Test Systems (x)*	9,065	240,494
Alpha & Omega Semiconductor Ltd.*	8,190	213,431
Ambarella, Inc.*	13,242	811,602
Amkor Technology, Inc.	38,050	1,265,924
Atomera, Inc. (x)*	4,642	32,540
Axcelis Technologies, Inc.*	11,330	1,469,388
CEVA, Inc.*	8,138	184,814
Cohu, Inc.*	16,182	572,681
Credo Technology Group Holding Ltd.*	38,754	754,540
Diodes, Inc.*	15,556	1,252,569
FormFactor, Inc.*	26,486	1,104,731
Ichor Holdings Ltd.*	10,063	338,419
Impinj, Inc.*	8,096	728,883
indie Semiconductor, Inc., Class A (x)*	49,895	404,648
inTEST Corp.*	2,680	36,448
Kulicke & Soffa Industries, Inc.	19,832	1,085,207
MACOM Technology Solutions Holdings, Inc.*	18,903	1,757,034
Maxeon Solar Technologies Ltd.*	6,301	45,178
MaxLinear, Inc., Class A*	27,556	655,006
Navitas Semiconductor Corp., Class A*	36,949	298,178
NVE Corp.	1,191	93,410
Onto Innovation, Inc.*	17,031	2,604,040
PDF Solutions, Inc.*	10,991	353,251
Photronics, Inc.*	21,951	688,603
Power Integrations, Inc.	19,755	1,622,083
Rambus, Inc.*	38,016	2,594,592
Semtech Corp.*	23,339	511,358
Silicon Laboratories, Inc.*	11,047	1,461,187
SiTime Corp.*	6,106	745,420
SkyWater Technology, Inc.*	4,395	42,280
SMART Global Holdings, Inc.*	16,032	303,486
Synaptics, Inc.*	13,641	1,556,165
Transphorm, Inc. (x)*	5,398	19,703
Ultra Clean Holdings, Inc.*	15,661	534,667
Veeco Instruments, Inc.*	18,261	566,639

		27,286,387

Software (5.3%)
8x8, Inc.*	27,246	102,990
A10 Networks, Inc.	23,524	309,811
ACI Worldwide, Inc.*	37,905	1,159,893
Adeia, Inc.	37,200	460,908
Agilysys, Inc.*	7,308	619,865
Alarm.com Holdings, Inc.*	16,602	1,072,821
Alkami Technology, Inc.*	12,653	306,835
Altair Engineering, Inc., Class A*	18,839	1,585,302
American Software, Inc., Class A	7,427	83,925
Amplitude, Inc., Class A*	23,411	297,788
Appfolio, Inc., Class A*	6,738	1,167,291
Appian Corp., Class A*	15,347	577,968
Asana, Inc., Class A (x)*	28,857	548,572
Aurora Innovation, Inc., Class A (x)*	111,921	489,095
AvePoint, Inc.*	51,263	420,869
Bit Digital, Inc. (x)*	18,053	76,364
Blackbaud, Inc.*	15,225	1,320,008
BlackLine, Inc.*	19,844	1,239,059
Box, Inc., Class A*	49,016	1,255,300
Braze, Inc., Class A*	18,427	979,027
C3.ai, Inc., Class A (x)*	28,027	804,655
Cerence, Inc.*	14,205	279,270
Cipher Mining, Inc. (x)*	10,184	42,060
Cleanspark, Inc. (x)*	51,572	568,839
Clear Secure, Inc., Class A	29,133	601,596
CommVault Systems, Inc.*	15,733	1,256,280
Consensus Cloud Solutions, Inc.*	4,865	127,512
CoreCard Corp. (x)*	1,808	25,005
CS Disco, Inc.*	5,507	41,798
CXApp, Inc.*	487	628
Digimarc Corp. (x)*	4,862	175,615
Digital Turbine, Inc.*	33,439	229,392
Domo, Inc., Class B*	7,543	77,617
E2open Parent Holdings, Inc.*	59,554	261,442
eGain Corp.*	4,565	38,026
Enfusion, Inc., Class A*	6,378	61,867
EngageSmart, Inc.*	16,894	386,873
Envestnet, Inc.*	17,419	862,589
Everbridge, Inc.*	14,503	352,568
EverCommerce, Inc.*	5,812	64,106
Expensify, Inc., Class A*	13,791	34,064
Freshworks, Inc., Class A*	57,174	1,343,017
Instructure Holdings, Inc.*	6,547	176,834
Intapp, Inc.*	9,542	362,787
InterDigital, Inc.	9,222	1,000,956
Jamf Holding Corp.*	24,855	448,881
Kaltura, Inc.*	20,726	40,416
LivePerson, Inc.*	15,760	59,730
LiveRamp Holdings, Inc.*	23,426	887,377
Marathon Digital Holdings, Inc. (x)*	73,526	1,727,126
Matterport, Inc.*	85,170	229,107
MeridianLink, Inc.*	8,959	221,914
MicroStrategy, Inc., Class A (x)*	4,176	2,637,645
Mitek Systems, Inc.*	15,102	196,930
Model N, Inc.*	14,038	378,043
N-able, Inc.*	25,341	335,768
NextNav, Inc.*	13,248	58,954
Olo, Inc., Class A*	36,912	211,137
ON24, Inc.	8,161	64,309
OneSpan, Inc.*	9,618	103,105
PagerDuty, Inc.*	31,086	719,641
PowerSchool Holdings, Inc., Class A*	20,943	493,417
Progress Software Corp.	15,531	843,333
PROS Holdings, Inc. (x)*	15,390	596,978
Q2 Holdings, Inc.*	19,778	858,563
Qualys, Inc.*	13,027	2,556,940
Rapid7, Inc.*	21,292	1,215,773
Red Violet, Inc.*	2,782	55,557
Rimini Street, Inc.*	11,870	38,815
Riot Platforms, Inc. (x)*	65,522	1,013,625
Sapiens International Corp. NV	11,224	324,823
SEMrush Holdings, Inc., Class A (x)*	7,825	106,890
SolarWinds Corp.*	18,014	224,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SoundHound AI, Inc., Class A (x)*	34,955	$74,105
SoundThinking, Inc.*	2,000	51,080
Sprinklr, Inc., Class A*	34,868	419,811
Sprout Social, Inc., Class A*	17,089	1,049,948
SPS Commerce, Inc.*	12,647	2,451,495
Tenable Holdings, Inc.*	40,260	1,854,376
Terawulf, Inc. (x)*	32,972	79,133
Varonis Systems, Inc.*	37,794	1,711,312
Verint Systems, Inc.*	22,744	614,770
Veritone, Inc. (x)*	6,099	11,039
Viant Technology, Inc., Class A*	3,525	24,287
Weave Communications, Inc.*	8,196	94,008
Workiva, Inc., Class A*	17,206	1,746,925
Xperi, Inc.*	10,602	116,834
Yext, Inc.*	39,834	234,622
Zeta Global Holdings Corp., Class A*	48,622	428,846
Zuora, Inc., Class A*	46,388	436,047

		51,297,517

Technology Hardware, Storage & Peripherals (0.7%)
CompoSecure, Inc. (x)*	4,105	22,167
Corsair Gaming, Inc.*	13,188	185,951
CPI Card Group, Inc. (x)*	1,063	20,399
Eastman Kodak Co.*	14,828	57,829
Immersion Corp.	5,487	38,738
Intevac, Inc. (x)*	6,373	27,532
IonQ, Inc. (x)*	56,713	702,674
Super Micro Computer, Inc.*	15,935	4,529,683
Turtle Beach Corp.*	4,234	46,362
Xerox Holdings Corp.	41,509	760,860

		6,392,195

Total Information Technology		118,166,824

Materials (4.0%)
Chemicals (1.7%)
AdvanSix, Inc.	9,786	293,189
American Vanguard Corp.	6,746	74,004
Aspen Aerogels, Inc.*	17,467	275,629
Avient Corp.	31,838	1,323,506
Balchem Corp.	11,035	1,641,456
Cabot Corp.	19,363	1,616,811
Core Molding Technologies, Inc.*	1,935	35,856
Danimer Scientific, Inc., Class A (x)*	21,910	22,348
Ecovyst, Inc.*	29,695	290,120
Hawkins, Inc.	7,039	495,686
HB Fuller Co.	18,522	1,507,876
Ingevity Corp.*	13,500	637,470
Innospec, Inc.	8,901	1,096,959
Intrepid Potash, Inc.*	2,775	66,295
Koppers Holdings, Inc.	7,188	368,169
Kronos Worldwide, Inc.	5,514	54,809
Livent Corp. (x)*	64,091	1,152,356
LSB Industries, Inc.*	12,907	120,164
Mativ Holdings, Inc.	19,758	302,495
Minerals Technologies, Inc.	11,669	832,117
Origin Materials, Inc. (x)*	26,718	22,342
Orion SA	19,329	535,993
Perimeter Solutions SA*	50,505	232,323
PureCycle Technologies, Inc. (x)*	27,025	109,451
Quaker Chemical Corp.	4,991	1,065,179
Rayonier Advanced Materials, Inc.*	14,607	59,158
Sensient Technologies Corp.	14,475	955,350
Stepan Co.	7,566	715,365
Trinseo plc	9,047	75,723
Tronox Holdings plc	39,597	560,694
Valhi, Inc. (x)	954	14,491

		16,553,384

Construction Materials (0.3%)
Knife River Corp.*	19,329	1,279,193
Summit Materials, Inc., Class A*	41,850	1,609,551
United States Lime & Minerals, Inc.	494	113,793

		3,002,537

Containers & Packaging (0.2%)
Greif, Inc., Class A	8,412	551,743
Greif, Inc., Class B	1,355	89,444
Myers Industries, Inc.	12,871	251,628
O-I Glass, Inc.*	52,726	863,652
Pactiv Evergreen, Inc.	13,705	187,895
Ranpak Holdings Corp., Class A*	10,641	61,931
TriMas Corp.	14,610	370,071

		2,376,364

Metals & Mining (1.7%)
5E Advanced Materials, Inc. (x)*	9,862	13,905
Alpha Metallurgical Resources, Inc.	4,068	1,378,727
Arch Resources, Inc.	6,229	1,033,640
ATI, Inc.*	44,841	2,038,920
Caledonia Mining Corp. plc	4,099	50,008
Carpenter Technology Corp.	17,119	1,212,025
Century Aluminum Co.*	18,271	221,810
Coeur Mining, Inc.*	118,324	385,736
Commercial Metals Co.	40,739	2,038,580
Compass Minerals International, Inc.	11,538	292,142
Constellium SE*	43,928	876,803
Contango ORE, Inc. (x)*	930	16,842
Dakota Gold Corp. (x)*	12,585	32,973
Haynes International, Inc.	4,347	247,996
Hecla Mining Co.	214,546	1,031,966
i-80 Gold Corp.*	48,233	84,890
Ivanhoe Electric, Inc. (x)*	20,203	203,646
Kaiser Aluminum Corp.	5,515	392,613
Materion Corp.	7,275	946,696
NioCorp Developments Ltd.*	1,144	3,649
Novagold Resources, Inc.*	83,149	310,977
Olympic Steel, Inc.	3,501	233,517
Perpetua Resources Corp.*	9,430	29,893
Piedmont Lithium, Inc. (x)*	6,364	179,656
Ramaco Resources, Inc., Class A	5,359	92,068
Ramaco Resources, Inc., Class B	1,200	15,972
Ryerson Holding Corp.	8,964	310,872
Schnitzer Steel Industries, Inc., Class A	9,068	273,491
SunCoke Energy, Inc.	30,064	322,887
TimkenSteel Corp.*	16,046	376,279
Tredegar Corp.	6,314	34,159
Warrior Met Coal, Inc.	17,892	1,090,875
Worthington Steel, Inc.*	11,431	321,211

		16,095,424

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	5,729	206,932
Glatfelter Corp.*	12,203	23,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sylvamo Corp.	12,712	$624,286

		854,892

Total Materials		38,882,601

Real Estate (5.5%)
Diversified REITs (0.5%)
Alexander & Baldwin, Inc. (REIT)	24,478	465,572
Alpine Income Property Trust, Inc. (REIT)	3,253	55,008
American Assets Trust, Inc. (REIT)	17,748	399,507
Armada Hoffler Properties, Inc. (REIT)	23,597	291,895
Broadstone Net Lease, Inc. (REIT)	65,317	1,124,759
CTO Realty Growth, Inc. (REIT)	5,488	95,107
Empire State Realty Trust, Inc. (REIT), Class A	45,237	438,347
Essential Properties Realty Trust, Inc. (REIT)	54,755	1,399,538
Gladstone Commercial Corp. (REIT)	14,129	187,068
Global Net Lease, Inc. (REIT)	70,158	698,072
NexPoint Diversified Real Estate Trust (REIT)	7,853	62,431
One Liberty Properties, Inc. (REIT)	3,868	84,748

		5,302,052

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	35,390	792,028
Community Healthcare Trust, Inc. (REIT)	9,830	261,871
Diversified Healthcare Trust (REIT)	83,583	312,600
Global Medical REIT, Inc. (REIT)	21,473	238,350
LTC Properties, Inc. (REIT)	14,400	462,528
National Health Investors, Inc. (REIT)	14,276	797,315
Physicians Realty Trust (REIT)	83,747	1,114,673
Sabra Health Care REIT, Inc. (REIT)	79,010	1,127,473
Universal Health Realty Income Trust (REIT)	4,531	195,966

		5,302,804

Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	74,984	1,245,484
Braemar Hotels & Resorts, Inc. (REIT)	15,923	39,808
Chatham Lodging Trust (REIT)	16,952	181,725
DiamondRock Hospitality Co. (REIT)	75,133	705,499
Pebblebrook Hotel Trust (REIT) (x)	40,350	644,793
RLJ Lodging Trust (REIT)	52,410	614,245
Ryman Hospitality Properties, Inc. (REIT)	20,005	2,201,750
Service Properties Trust (REIT)	58,066	495,884
Summit Hotel Properties, Inc. (REIT)	36,893	247,921
Sunstone Hotel Investors, Inc. (REIT)	71,508	767,281
Xenia Hotels & Resorts, Inc. (REIT)	37,611	512,262

		7,656,652

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	9,617	969,586
LXP Industrial Trust (REIT)	102,844	1,020,212
Plymouth Industrial REIT, Inc. (REIT)	13,452	323,790
Terreno Realty Corp. (REIT)	28,709	1,799,193

		4,112,781

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	60,549	326,964
City Office REIT, Inc. (REIT)	9,097	55,583
COPT Defense Properties (REIT)	39,213	1,005,029
Douglas Emmett, Inc. (REIT) (x)	35,436	513,822
Easterly Government Properties, Inc. (REIT), Class A	34,887	468,881
Equity Commonwealth (REIT)	35,802	687,398
Hudson Pacific Properties, Inc. (REIT)	46,074	428,949
JBG SMITH Properties (REIT)	36,966	628,792
Office Properties Income Trust (REIT)	11,559	84,612
Orion Office REIT, Inc. (REIT)	14,065	80,452
Paramount Group, Inc. (REIT)	69,004	356,751
Peakstone Realty Trust (REIT) (x)	12,688	252,872
Piedmont Office Realty Trust, Inc. (REIT), Class A	41,545	295,385
Postal Realty Trust, Inc. (REIT), Class A	4,674	68,053
SL Green Realty Corp. (REIT) (x)	20,895	943,827

		6,197,370

Real Estate Management & Development (0.7%)
American Realty Investors, Inc. (x)*	406	7,068
Anywhere Real Estate, Inc.*	37,960	307,856
Compass, Inc., Class A*	100,724	378,722
Cushman & Wakefield plc*	56,492	610,114
DigitalBridge Group, Inc.	56,187	985,520
Douglas Elliman, Inc.	18,965	55,947
eXp World Holdings, Inc. (x)	24,745	384,042
Forestar Group, Inc.*	6,536	216,146
FRP Holdings, Inc.*	1,601	100,671
Kennedy-Wilson Holdings, Inc.	43,210	534,940
Marcus & Millichap, Inc.	8,605	375,866
Maui Land & Pineapple Co., Inc.*	1,883	29,921
Newmark Group, Inc., Class A	47,667	522,430
Opendoor Technologies, Inc.*	194,948	873,367
RE/MAX Holdings, Inc., Class A	4,194	55,906
Redfin Corp. (x)*	37,521	387,217
RMR Group, Inc. (The), Class A	3,845	108,544
St Joe Co. (The)	12,123	729,562
Star Holdings (REIT)*	3,277	49,089
Stratus Properties, Inc.*	1,353	39,048
Tejon Ranch Co.*	5,286	90,919
Transcontinental Realty Investors, Inc.*	303	10,472

		6,853,367

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	54,107	423,658
BRT Apartments Corp. (REIT)	3,058	56,848
Centerspace (REIT)	5,401	314,338
Clipper Realty, Inc. (REIT)	3,400	18,360
Elme Communities (REIT)	30,719	448,497
Independence Realty Trust, Inc. (REIT)	76,745	1,174,199
NexPoint Residential Trust, Inc. (REIT)	8,426	290,107
UMH Properties, Inc. (REIT)	19,391	297,070
Veris Residential, Inc. (REIT)	27,741	436,366

		3,459,443

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	33,056	561,621
Alexander’s, Inc. (REIT)	512	109,348

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
CBL & Associates Properties, Inc. (REIT) (x)	9,350	$228,327
Getty Realty Corp. (REIT)	15,813	462,056
InvenTrust Properties Corp. (REIT)	24,251	614,520
Kite Realty Group Trust (REIT)	75,710	1,730,731
Macerich Co. (The) (REIT)	75,382	1,163,144
NETSTREIT Corp. (REIT)	22,408	399,983
Phillips Edison & Co., Inc. (REIT)	40,348	1,471,895
Retail Opportunity Investments Corp. (REIT)	45,347	636,218
RPT Realty (REIT)	9,800	125,734
Saul Centers, Inc. (REIT)	2,895	113,687
SITE Centers Corp. (REIT)	66,286	903,478
Tanger, Inc. (REIT)	35,627	987,580
Urban Edge Properties (REIT)	40,055	733,007
Whitestone REIT (REIT)	17,105	210,221

		10,451,550

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	15,903	198,469
Four Corners Property Trust, Inc. (REIT)	30,515	772,029
Gladstone Land Corp. (REIT)	8,189	118,331
Outfront Media, Inc. (REIT)	50,152	700,122
PotlatchDeltic Corp. (REIT)	27,256	1,338,270
Safehold, Inc. (REIT) (x)	15,491	362,489
Uniti Group, Inc. (REIT)	86,038	497,300

		3,987,010

Total Real Estate		53,323,029

Utilities (2.5%)
Electric Utilities (0.7%)
ALLETE, Inc.	19,586	1,197,880
Genie Energy Ltd., Class B	7,016	197,360
MGE Energy, Inc.	12,837	928,244
Otter Tail Corp.	14,158	1,203,005
PNM Resources, Inc.	29,139	1,212,182
Portland General Electric Co.	34,589	1,499,087

		6,237,758

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A	41,995	1,481,584
Chesapeake Utilities Corp.	7,459	787,894
New Jersey Resources Corp.	33,306	1,484,782
Northwest Natural Holding Co.	12,017	467,942
ONE Gas, Inc.	19,477	1,241,074
RGC Resources, Inc.	2,000	40,680
Southwest Gas Holdings, Inc.	21,481	1,360,821
Spire, Inc.	17,621	1,098,493

		7,963,270

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A (x)*	15,956	108,979
Montauk Renewables, Inc.*	23,458	209,011
Ormat Technologies, Inc.	18,563	1,406,890
Sunnova Energy International, Inc. (x)*	35,479	541,055

		2,265,935

Multi-Utilities (0.4%)
Avista Corp.	26,725	955,152
Black Hills Corp.	23,123	1,247,486
Northwestern Energy Group, Inc.	20,997	1,068,537
Unitil Corp.	5,706	299,964

		3,571,139

Water Utilities (0.4%)
American States Water Co.	13,073	1,051,331
Artesian Resources Corp., Class A	2,057	85,263
Cadiz, Inc. (x)*	10,126	28,353
California Water Service Group	20,023	1,038,593
Consolidated Water Co. Ltd.	5,366	191,029
Global Water Resources, Inc.	2,836	37,095
Middlesex Water Co.	6,062	397,788
Pure Cycle Corp.*	4,788	50,130
SJW Group	11,011	719,569
York Water Co. (The)	4,998	193,023

		3,792,174

Total Utilities		23,830,276

Total Common Stocks (90.1%) (Cost $631,897,208)		870,995,233

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	19,200	9,600
Cartesian Therapeutics, Inc. (x)*	28,997	3,915
Chinook Therapeutics, Inc., CVR (r)*	20,304	8,121

Total Health Care		21,636

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	5,400	10,800

Total Materials		10,800

Total Rights (0.0%)† (Cost $22,228)		32,436

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Pharmaceuticals (0.0%)†
Cassava Sciences, Inc., expiring 11/15/24* (Cost $—)	5,760	27,504

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.2%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	1,000,000	1,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	5,000,000	$5,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	9,380,549	9,380,549
Fidelity Government Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	4,381,047	4,381,047
HSBC U.S. Government Money Market Fund, Intermediary Shares 5.27% (7 day yield) (xx)	5,000,000	5,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	5,103,084	5,103,084
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	42,666,590	42,700,722
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		78,565,402

Total Short-Term Investments (8.2%) (Cost $78,534,698)		78,565,402

Total Investments in Securities (98.3%) (Cost $710,454,134)		949,620,575
Other Assets Less Liabilities (1.7%)		16,841,436

Net Assets (100%)		$966,462,011

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $414,914 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $41,352,030. This was collateralized by $8,777,154 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/15/24 - 11/15/53 and by cash of $35,864,680 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	6,136	392,654	—	(55,256)	21,706	183,134	542,238	5,272	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	20,906	285,292	—	(28,620)	1,839	54,034	312,545	35,009	—

Total		677,946	—	(83,876)	23,545	237,168	854,783	40,281	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	932	3/2024	USD	95,422,820	6,656,912

					6,656,912

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$20,674,835	$—	$21,038		$20,695,873
Consumer Discretionary	95,683,108	54,919	—	(a)	95,738,027
Consumer Staples	29,514,450	—	—		29,514,450
Energy	59,863,447	—	—		59,863,447
Financials	148,581,696	—	—		148,581,696
Health Care	134,075,126	—	37,893		134,113,019
Industrials	148,285,991	—	—		148,285,991
Information Technology	118,166,824	—	—		118,166,824
Materials	38,882,601	—	—		38,882,601
Real Estate	53,323,029	—	—		53,323,029
Utilities	23,830,276	—	—		23,830,276
Futures	6,656,912	—	—		6,656,912
Rights
Health Care	—	3,915	17,721		21,636
Materials	—	10,800	—		10,800
Short-Term Investments
Investment Companies	78,565,402	—	—		78,565,402
Warrants
Health Care	—	27,504	—		27,504

Total Assets	$956,103,697	$97,138	$76,652		$956,277,487

Total Liabilities	$—	$—	$—		$—

Total	$956,103,697	$97,138	$76,652		$956,277,487

(a) Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$6,656,912	*

Total		$6,656,912

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$828,118	$828,118

Total	$828,118	$828,118

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$9,161,786	$9,161,786

Total	$9,161,786	$9,161,786

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$88,445,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$88,894,890
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$192,029,401

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 6%)*	Net Proceeds of Sales and Redemptions (affiliated 13%)*	Net Realized Gain (Loss)
$ 5,570,859	$24,305,051	$11,496,828

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$369,529,416
Aggregate gross unrealized depreciation	(136,297,373)

Net unrealized appreciation	$233,232,043

Federal income tax cost of investments in securities and derivative instruments, if applicable	$723,045,444

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $624,180)	$854,783
Unaffiliated Issuers (Cost $709,829,954)	948,765,792
Cash	45,503,807
Cash held as collateral at broker for futures	6,736,120
Receivable for securities sold	2,631,891
Dividends, interest and other receivables	1,106,609
Securities lending income receivable	79,724
Other assets	3,970

Total assets	1,005,682,696

LIABILITIES
Payable for return of collateral on securities loaned	35,864,680
Due to broker for futures variation margin	1,475,767
Payable for securities purchased	939,601
Payable for Portfolio shares repurchased	436,965
Investment management fees payable	341,341
Administrative fees payable	103,352
Accrued expenses	58,979

Total liabilities	39,220,685

Commitments and contingent liabilities^
NET ASSETS	$966,462,011

Net assets were comprised of:
Paid in capital	$784,282,399
Total distributable earnings (loss)	182,179,612

Net assets	$966,462,011

Class K
Net asset value, offering and redemption price per share, $966,462,011 / 89,982,294 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.74

(x)	Includes value of securities on loan of $41,352,030.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($40,281 of dividend income received from affiliates) (net of $23,137 foreign withholding tax)	$12,200,440
Interest	2,544,066
Securities lending (net)	1,063,730

Total income	15,808,236

EXPENSES
Investment management fees	4,203,107
Administrative fees	1,194,337
Custodian fees	111,900
Professional fees	95,200
Printing and mailing expenses	65,856
Trustees’ fees	34,520
Miscellaneous	29,972

Gross expenses	5,734,892
Less: Waiver from investment manager	(128,884)

Net expenses	5,606,008

NET INVESTMENT INCOME (LOSS)	10,202,228

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($23,545 realized gain (loss) from affiliates)	28,054,241
Futures contracts	828,118
Foreign currency transactions	3,403

Net realized gain (loss)	28,885,762

Change in unrealized appreciation (depreciation) on:
Investments in securities ($237,168 of change in unrealized appreciation (depreciation) from affiliates)	94,658,909
Futures contracts	9,161,786

Net change in unrealized appreciation (depreciation)	103,820,695

NET REALIZED AND UNREALIZED GAIN (LOSS)	132,706,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,908,685

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,202,228	$9,613,605
Net realized gain (loss)	28,885,762	(7,530,759)
Net change in unrealized appreciation (depreciation)	103,820,695	(289,614,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	142,908,685	(287,531,582)

Distributions to shareholders:
Class K	(28,526,568)	(27,842,314)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 50,741 and 4,799,747 shares, respectively ]	504,196	49,558,796
Capital shares issued in reinvestment of dividends and distributions [ 2,691,673 and 2,875,310 shares, respectively ]	28,526,568	27,842,314
Capital shares repurchased [ (12,220,556) and (12,155,539) shares , respectively]	(122,198,795)	(128,237,052)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(93,168,031)	(50,835,942)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,214,086	(366,209,838)
NET ASSETS:
Beginning of year	945,247,925	1,311,457,763

End of year	$966,462,011	$945,247,925

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2023	2022	2021		2020	2019
Net asset value, beginning of year	$9.50	$12.62	$13.23		$12.07	$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.09	0.07	(aa)	0.08	0.12
Net realized and unrealized gain (loss)	1.45	(2.93)	1.77		2.14	2.41

Total from investment operations	1.56	(2.84)	1.84		2.22	2.53

Less distributions:
Dividends from net investment income	(0.15)	(0.10)	(0.09)		(0.12)	(0.13)
Distributions from net realized gains	(0.17)	(0.18)	(2.36)		(0.94)	(0.54)

Total dividends and distributions	(0.32)	(0.28)	(2.45)		(1.06)	(0.67)

Net asset value, end of year	$10.74	$9.50	$12.62		$13.23	$12.07

Total return	16.52%	(22.53)%	14.23%		18.76%	24.87%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$966,462	$945,248	$1,311,458		$1,401,711	$1,211,498
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.60	%(g)	0.60%	0.60%
Before waivers (f)	0.61%	0.60%	0.60	%(g)	0.61%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.09%	0.90%	0.46	%(bb)	0.74%	1.00%
Before waivers (f)	1.08%	0.90%	0.46	%(bb)	0.73%	0.99%
Portfolio turnover rate^	10%	13%	19%		28%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.06.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for class K would have been 0.07% lower.

See Notes to Financial Statements.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class K Shares	17.15%	7.48%	3.48%
International Proxy Index	20.60	8.81	4.40
MSCI EAFE® Index	18.24	8.16	4.28

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class K shares returned 17.15% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned 20.60% and 18.24%, respectively.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Industrials, Financials, Technology, Consumer Discretionary and Materials.

•	The stocks that contributed the most to performance were Novo Nordisk A/S, ASML Holding NV, SAP SE, Toyota Motor Corp. and HSBC Holdings plc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Real Estate, Consumer Staples, Energy, Communication Services and Utilities.

•	The stocks that detracted the most from performance were AIA Group Ltd., British American Tobacco plc, Anglo American plc, Diageo plc and Bayer AG.

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Financials	$216,527,720	17.2%
Industrials	187,054,727	14.8
Health Care	146,148,494	11.6
Consumer Discretionary	135,133,303	10.7
Consumer Staples	106,327,975	8.4
Information Technology	97,833,185	7.8
Materials	89,527,840	7.1
Energy	49,471,276	3.9
Communication Services	46,630,675	3.7
Utilities	39,652,928	3.2
Real Estate	27,934,958	2.2
Investment Companies	6,145,245	0.5
Cash and Other	112,285,004	8.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class K
Actual	$1,000.00	$1,051.20	$3.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.99	3.25

* Expenses are equal to the Portfolio’s Class K shares annualized expense ratio of 0.64%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.2%)
Ampol Ltd.	16,280	$401,048
ANZ Group Holdings Ltd.	212,774	3,758,266
APA Group	84,704	492,942
Aristocrat Leisure Ltd.	41,323	1,149,473
ASX Ltd.	13,806	593,275
Aurizon Holdings Ltd.	133,050	344,534
BHP Group Ltd. (ASE Stock Exchange)	183,424	6,300,962
BHP Group Ltd. (London Stock Exchange)	174,074	5,967,555
BlueScope Steel Ltd.	32,950	525,418
Brambles Ltd.	97,339	902,111
CAR Group Ltd.	25,288	536,620
Cochlear Ltd.	4,584	932,975
Coles Group Ltd.	96,076	1,054,738
Commonwealth Bank of Australia	118,117	8,998,875
Computershare Ltd.	38,264	635,969
Dexus (REIT)	73,788	386,172
EBOS Group Ltd.	10,370	232,717
Endeavour Group Ltd.	98,591	350,033
Flutter Entertainment plc*	12,398	2,189,884
Fortescue Ltd.	119,899	2,371,084
Glencore plc	737,625	4,438,749
Goodman Group (REIT)	120,236	2,072,951
GPT Group (The) (REIT)	136,616	431,970
IDP Education Ltd.	16,073	219,388
IGO Ltd.	49,619	306,006
Insurance Australia Group Ltd.	168,261	648,984
Lottery Corp. Ltd. (The)	161,866	533,869
Macquarie Group Ltd.	25,995	3,252,876
Medibank Pvt Ltd.	197,735	479,698
Mineral Resources Ltd.	12,858	613,346
Mirvac Group (REIT)	288,094	410,312
National Australia Bank Ltd.	220,002	4,602,555
Northern Star Resources Ltd.	81,484	757,947
Orica Ltd.	33,718	366,255
Origin Energy Ltd.	121,540	701,514
Pilbara Minerals Ltd. (x)	194,959	524,777
Qantas Airways Ltd.*	62,739	229,586
QBE Insurance Group Ltd.	106,537	1,075,201
Ramsay Health Care Ltd.	13,519	484,671
REA Group Ltd.	3,945	486,989
Reece Ltd.	16,253	247,983
Rio Tinto Ltd.	26,012	2,404,693
Rio Tinto plc	79,715	5,935,982
Santos Ltd.	231,105	1,196,897
Scentre Group (REIT)	372,914	759,826
SEEK Ltd.	24,452	445,397
Sonic Healthcare Ltd.	30,819	673,732
South32 Ltd.	328,213	744,790
Stockland (REIT)	160,759	487,494
Suncorp Group Ltd.	88,602	836,233
Telstra Group Ltd.	282,362	761,966
Transurban Group	218,438	2,040,796
Treasury Wine Estates Ltd.	54,862	403,018
Vicinity Ltd. (REIT)	283,700	394,388
Washington H Soul Pattinson & Co. Ltd.	15,910	355,288
Wesfarmers Ltd.	80,166	3,116,045
Westpac Banking Corp.	248,443	3,877,004
WiseTech Global Ltd.	11,783	605,185
Woodside Energy Group Ltd. (ASE Stock Exchange)	102,982	2,179,693
Woodside Energy Group Ltd. (London Stock Exchange)	31,454	666,751
Woolworths Group Ltd.	87,100	2,207,980

		91,103,436

Austria (0.2%)
Erste Group Bank AG	24,416	990,022
Mondi plc	34,258	671,379
OMV AG	10,536	462,574
Verbund AG	4,747	440,460
voestalpine AG	8,145	256,802

		2,821,237

Belgium (0.7%)
Ageas SA/NV	11,179	485,127
Anheuser-Busch InBev SA/NV	61,497	3,966,111
D’ieteren Group	1,603	313,048
Elia Group SA/NV	1,936	242,150
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	2,626	204,919
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	4,142	325,658
KBC Group NV	17,646	1,143,883
Lotus Bakeries NV	29	263,480
Sofina SA	1,044	259,779
Syensqo SA*	5,263	547,659
UCB SA	8,754	762,488
Umicore SA	15,445	424,557
Warehouses De Pauw CVA (REIT)	12,370	389,192

		9,328,051

Brazil (0.0%)†
Yara International ASA	11,848	421,215

Burkina Faso (0.0%)†
Endeavour Mining plc	13,926	311,881

Chile (0.1%)
Antofagasta plc	28,413	608,258

China (0.4%)
BOC Hong Kong Holdings Ltd.	255,417	693,455
Budweiser Brewing Co. APAC Ltd. (m)	123,976	232,123
ESR Group Ltd. (m)	138,260	191,228
Prosus NV	103,301	3,077,346
SITC International Holdings Co. Ltd.	87,892	151,730
Wharf Holdings Ltd. (The) (x)	59,262	190,874
Wilmar International Ltd.	142,045	384,240
Xinyi Glass Holdings Ltd.	116,085	130,230

		5,051,226

Denmark (3.0%)
AP Moller – Maersk A/S, Class A (x)	210	372,562
AP Moller – Maersk A/S, Class B	351	631,028
Carlsberg A/S, Class B	7,037	882,452
Chr Hansen Holding A/S	7,293	611,503
Coloplast A/S, Class B	9,772	1,117,180
Danske Bank A/S	48,178	1,287,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Demant A/S*	7,146	$313,240
DSV A/S	13,095	2,298,950
Genmab A/S*	4,667	1,489,387
Novo Nordisk A/S, Class B	230,445	23,823,605
Novozymes A/S, Class B (x)	14,548	799,497
Orsted A/S (m)	13,663	757,336
Pandora A/S	6,054	836,642
ROCKWOOL A/S, Class B	620	181,427
Tryg A/S (x)	24,126	524,843
Vestas Wind Systems A/S*	70,407	2,234,398

		38,161,137

Finland (1.0%)
Elisa OYJ	9,936	459,266
Fortum OYJ	32,727	471,844
Kesko OYJ, Class B	18,909	374,177
Kone OYJ, Class B	23,847	1,188,878
Metso OYJ	46,900	474,779
Neste OYJ	29,749	1,057,822
Nokia OYJ	377,035	1,270,327
Nordea Bank Abp (Helsinki Stock Exchange)	3,726	46,176
Nordea Bank Abp (Stockholm Stock Exchange)	223,938	2,769,126
Orion OYJ, Class B	7,246	314,129
Sampo OYJ, Class A	31,882	1,394,119
Stora Enso OYJ, Class R	39,958	552,498
UPM-Kymmene OYJ	38,119	1,433,295
Wartsila OYJ Abp	34,862	505,128

		12,311,564

France (9.3%)
Accor SA	13,924	531,850
Adevinta ASA*	22,247	246,121
Aeroports de Paris SA	2,189	283,219
Air Liquide SA	37,080	7,209,378
Airbus SE	41,969	6,476,242
Alstom SA	20,564	276,506
Amundi SA (m)	4,072	276,910
Arkema SA	4,295	488,371
AXA SA	127,398	4,147,504
BioMerieux	3,100	344,278
BNP Paribas SA	74,309	5,134,472
Bollore SE	52,877	330,102
Bouygues SA	13,667	514,792
Bureau Veritas SA	20,606	520,247
Capgemini SE	11,033	2,298,952
Carrefour SA	41,164	752,763
Cie de Saint-Gobain SA	32,363	2,381,571
Cie Generale des Etablissements Michelin SCA	48,010	1,720,401
Covivio SA (REIT)	3,154	169,497
Credit Agricole SA	75,459	1,070,610
Danone SA	45,459	2,944,824
Dassault Aviation SA	1,469	290,609
Dassault Systemes SE	47,472	2,318,211
Edenred SE	17,980	1,074,626
Eiffage SA	5,058	541,738
Engie SA	128,458	2,257,351
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	5,326	1,065,861
EssilorLuxottica SA (Euronext Paris)	15,460	3,099,379
Eurazeo SE	3,272	259,531
Gecina SA (REIT)	3,232	392,833
Getlink SE	24,271	443,842
Hermes International SCA	2,224	4,711,009
Ipsen SA	2,583	307,677
Kering SA	5,253	2,313,821
Klepierre SA (REIT)	15,019	409,200
La Francaise des Jeux SAEM (m)	7,620	276,253
Legrand SA	18,854	1,958,585
L’Oreal SA	17,075	8,494,728
LVMH Moet Hennessy Louis Vuitton SE	19,500	15,792,226
Orange SA	132,827	1,510,921
Pernod Ricard SA	14,398	2,539,174
Publicis Groupe SA	16,063	1,489,551
Remy Cointreau SA	1,687	214,172
Renault SA	13,703	558,278
Safran SA	24,200	4,260,068
Sartorius Stedim Biotech	1,965	519,538
SEB SA	1,655	206,455
Societe Generale SA	51,732	1,372,057
Sodexo SA	6,210	682,948
Teleperformance SE	4,267	622,029
Thales SA	7,368	1,089,536
TotalEnergies SE	161,829	11,004,909
Unibail-Rodamco-Westfield (REIT)*	8,111	599,211
Veolia Environnement SA	48,411	1,526,341
Vinci SA	35,852	4,500,111
Vivendi SE	47,778	510,356
Worldline SA (m)*	16,735	289,497

		117,621,242

Germany (7.7%)
adidas AG	11,470	2,331,890
Allianz SE (Registered)	28,405	7,586,996
BASF SE	62,481	3,364,644
Bayer AG (Registered)	69,558	2,582,399
Bayerische Motoren Werke AG	22,520	2,505,487
Bayerische Motoren Werke AG (Preference) (q)	4,336	430,566
Bechtle AG	5,470	274,092
Beiersdorf AG	7,119	1,066,469
Brenntag SE	9,820	902,171
Carl Zeiss Meditec AG	2,900	316,432
Commerzbank AG	75,828	900,723
Continental AG	7,615	646,634
Covestro AG (m)*	13,987	813,429
Daimler Truck Holding AG	35,659	1,339,223
Deutsche Bank AG (Registered)	137,234	1,873,140
Deutsche Boerse AG	13,383	2,755,381
Deutsche Lufthansa AG (Registered)*	42,403	376,733
Deutsche Post AG	70,140	3,473,170
Deutsche Telekom AG (Registered)	229,476	5,509,928
Dr Ing hc F Porsche AG (Preference) (m)(q)	8,003	705,909
E.ON SE	158,963	2,132,170
Evonik Industries AG	15,824	323,175
Fresenius Medical Care AG	14,454	605,709
Fresenius SE & Co. KGaA	30,331	939,893
GEA Group AG	11,355	472,457

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hannover Rueck SE	4,190	$1,000,507
Heidelberg Materials AG	10,094	901,936
HelloFresh SE*	11,290	178,354
Henkel AG & Co. KGaA	7,435	533,347
Henkel AG & Co. KGaA (Preference) (q)	11,979	963,516
Infineon Technologies AG	92,459	3,858,250
Knorr-Bremse AG	5,170	335,596
LEG Immobilien SE*	5,144	450,436
Mercedes-Benz Group AG	56,809	3,922,779
Merck KGaA	9,098	1,447,303
MTU Aero Engines AG	3,805	820,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,662	4,000,954
Nemetschek SE	4,024	348,631
Porsche Automobil Holding SE (Preference) (q)	10,972	561,053
Puma SE	7,404	412,933
Rational AG	342	264,097
Rheinmetall AG	3,135	993,274
RWE AG	44,972	2,044,457
SAP SE	73,685	11,345,939
Sartorius AG (Preference) (q)(x)	1,839	676,451
Scout24 SE (m)	5,228	370,296
Siemens AG (Registered)	53,806	10,093,101
Siemens Energy AG (x)*	37,790	500,619
Siemens Healthineers AG (m)	19,950	1,158,452
Symrise AG, Class A	9,206	1,012,638
Talanx AG	4,785	341,507
Volkswagen AG	2,077	271,595
Volkswagen AG (Preference) (q)	14,479	1,787,022
Vonovia SE	52,640	1,658,514
Wacker Chemie AG	1,372	173,121
Zalando SE (m)*	15,856	375,466

		97,031,117

Hong Kong (1.8%)
AIA Group Ltd.	810,527	7,063,631
CK Asset Holdings Ltd.	143,005	717,909
CK Infrastructure Holdings Ltd.	43,050	238,171
CLP Holdings Ltd.	117,367	968,727
Futu Holdings Ltd. (ADR)*	4,279	233,762
Hang Lung Properties Ltd.	115,776	161,317
Hang Seng Bank Ltd.	54,815	639,163
Henderson Land Development Co. Ltd.	96,651	297,683
HKT Trust & HKT Ltd.	273,818	326,821
Hong Kong & China Gas Co. Ltd.	801,709	613,975
Hong Kong Exchanges & Clearing Ltd.	85,287	2,927,184
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	70,131	232,835
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	4,415	15,364
Jardine Matheson Holdings Ltd. (London Stock Exchange)	11,157	474,173
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	703	28,971
Link REIT (REIT)	179,533	1,008,199
MTR Corp. Ltd.	106,972	415,093
New World Development Co. Ltd.	104,102	161,582
Power Assets Holdings Ltd.	102,199	592,240
Prudential plc	193,736	2,190,901
Sino Land Co. Ltd.	261,952	284,814
Sun Hung Kai Properties Ltd.	103,931	1,124,028
Swire Pacific Ltd., Class A	28,085	237,743
Swire Properties Ltd.	77,854	157,533
Techtronic Industries Co. Ltd.	100,296	1,195,177
WH Group Ltd. (m)	583,035	376,320
Wharf Real Estate Investment Co. Ltd.	121,874	412,048

		23,095,364

Ireland (0.4%)
AerCap Holdings NV*	13,700	1,018,184
AIB Group plc	105,462	451,728
Bank of Ireland Group plc	75,985	689,356
Kerry Group plc (London Stock Exchange), Class A	9	786
Kerry Group plc (Turquoise Stock Exchange), Class A	11,375	987,767
Kingspan Group plc	11,076	958,624
Smurfit Kappa Group plc (x)	18,893	748,347

		4,854,792

Israel (0.6%)
Azrieli Group Ltd.	3,352	216,829
Bank Hapoalim BM	91,455	821,202
Bank Leumi Le-Israel BM	104,869	843,169
Check Point Software Technologies Ltd.*	6,693	1,022,624
Elbit Systems Ltd.	1,856	393,699
Global-e Online Ltd.*	6,474	256,565
ICL Group Ltd.	55,879	282,594
Israel Discount Bank Ltd., Class A	88,963	444,747
Mizrahi Tefahot Bank Ltd.	11,031	426,548
Nice Ltd.*	4,569	920,097
Teva Pharmaceutical Industries Ltd. (ADR)*	79,176	826,597
Wix.com Ltd.*	3,638	447,547

		6,902,218

Italy (2.1%)
Amplifon SpA	8,771	303,457
Assicurazioni Generali SpA	72,173	1,522,198
Banco BPM SpA	85,603	451,811
Coca-Cola HBC AG	15,780	463,627
Davide Campari-Milano NV	37,261	420,187
DiaSorin SpA	1,516	156,045
Enel SpA	575,841	4,278,259
Eni SpA	166,966	2,828,976
Ferrari NV	8,920	3,005,376
FinecoBank Banca Fineco SpA	44,033	660,370
Infrastrutture Wireless Italiane SpA (m)	22,043	278,629
Intesa Sanpaolo SpA	1,100,259	3,210,877
Leonardo SpA	24,254	399,888
Mediobanca Banca di Credito Finanziario SpA	39,023	482,705
Moncler SpA	14,702	904,026
Nexi SpA (m)*	42,920	350,908

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Poste Italiane SpA (m)	36,550	$414,590
Prysmian SpA	18,988	862,997
Recordati Industria Chimica e Farmaceutica SpA	7,232	389,847
Snam SpA	139,375	716,232
Telecom Italia SpA*	754,677	245,106
Terna – Rete Elettrica Nazionale	101,346	845,149
UniCredit SpA	113,431	3,076,082

		26,267,342

Japan (20.4%)
Advantest Corp.	53,520	1,820,819
Aeon Co. Ltd.	46,608	1,041,573
AGC, Inc. (x)	13,686	508,226
Aisin Corp.	11,018	385,474
Ajinomoto Co., Inc.	30,899	1,192,132
ANA Holdings, Inc.*	11,712	254,175
Asahi Group Holdings Ltd.	34,172	1,274,301
Asahi Intecc Co. Ltd.	14,896	303,044
Asahi Kasei Corp.	91,186	671,931
Astellas Pharma, Inc.	128,178	1,532,682
Azbil Corp.	8,053	266,491
Bandai Namco Holdings, Inc.	42,345	848,852
BayCurrent Consulting, Inc.	8,856	310,965
Bridgestone Corp. (x)	40,184	1,664,359
Brother Industries Ltd.	15,627	249,422
Canon, Inc. (x)	70,419	1,807,920
Capcom Co. Ltd.	12,426	401,510
Central Japan Railway Co.	50,325	1,279,183
Chiba Bank Ltd. (The)	35,783	258,475
Chubu Electric Power Co., Inc.	44,539	575,374
Chugai Pharmaceutical Co. Ltd.	47,477	1,798,739
Concordia Financial Group Ltd.	78,001	356,592
Dai Nippon Printing Co. Ltd.	14,858	439,734
Daifuku Co. Ltd.	21,339	431,699
Dai-ichi Life Holdings, Inc.	65,767	1,395,566
Daiichi Sankyo Co. Ltd.	131,024	3,598,049
Daikin Industries Ltd.	18,730	3,053,256
Daito Trust Construction Co. Ltd.	4,337	502,907
Daiwa House Industry Co. Ltd.	42,406	1,284,812
Daiwa House REIT Investment Corp. (REIT)	168	299,898
Daiwa Securities Group, Inc.	94,883	638,677
Denso Corp.	133,052	2,007,104
Dentsu Group, Inc.	13,996	359,131
Disco Corp.	6,490	1,610,072
East Japan Railway Co.	21,343	1,230,477
Eisai Co. Ltd.	18,096	905,057
ENEOS Holdings, Inc.	203,622	809,289
FANUC Corp.	67,888	1,996,678
Fast Retailing Co. Ltd.	12,375	3,070,931
Fuji Electric Co. Ltd.	9,030	388,674
FUJIFILM Holdings Corp.	26,464	1,590,280
Fujitsu Ltd.	12,541	1,892,268
GLP J-REIT (REIT)	346	344,773
Hamamatsu Photonics KK	10,226	420,644
Hankyu Hanshin Holdings, Inc.	16,654	530,211
Hikari Tsushin, Inc.	1,338	221,861
Hirose Electric Co. Ltd.	2,100	237,777
Hitachi Construction Machinery Co. Ltd.	8,185	216,351
Hitachi Ltd.	65,557	4,728,473
Honda Motor Co. Ltd.	323,512	3,363,607
Hoshizaki Corp.	8,026	293,774
Hoya Corp.	25,057	3,132,125
Hulic Co. Ltd. (x)	25,598	268,053
Ibiden Co. Ltd.	8,385	464,743
Idemitsu Kosan Co. Ltd.	68,630	373,571
Iida Group Holdings Co. Ltd.	9,886	148,045
Inpex Corp. (x)	68,176	920,859
Isuzu Motors Ltd.	40,379	520,059
ITOCHU Corp. (x)	84,160	3,442,204
Japan Airlines Co. Ltd.	9,643	189,782
Japan Exchange Group, Inc.	36,441	770,947
Japan Metropolitan Fund Invest (REIT)	476	344,003
Japan Post Bank Co. Ltd.	103,709	1,056,214
Japan Post Holdings Co. Ltd.	146,659	1,310,050
Japan Post Insurance Co. Ltd.	14,072	249,903
Japan Real Estate Investment Corp. (REIT)	92	381,050
Japan Tobacco, Inc. (x)	84,300	2,179,245
JFE Holdings, Inc.	36,300	563,165
JSR Corp.	12,420	354,102
Kajima Corp.	30,294	506,297
Kansai Electric Power Co., Inc. (The)	49,067	651,443
Kao Corp. (x)	32,689	1,344,654
Kawasaki Kisen Kaisha Ltd. (x)	10,385	445,597
KDDI Corp.	106,054	3,374,172
KDX Realty Investment Corp. (REIT)	297	338,706
Keisei Electric Railway Co. Ltd.	9,085	429,379
Keyence Corp.	13,744	6,055,158
Kikkoman Corp.	9,708	594,460
Kintetsu Group Holdings Co. Ltd.	13,154	417,196
Kirin Holdings Co. Ltd.	54,353	796,406
Kobe Bussan Co. Ltd.	10,663	315,050
Koei Tecmo Holdings Co. Ltd.	7,795	88,924
Koito Manufacturing Co. Ltd.	14,768	230,161
Komatsu Ltd.	64,843	1,696,035
Konami Group Corp.	6,899	361,243
Kose Corp. (x)	2,336	175,200
Kubota Corp.	69,687	1,049,012
Kyocera Corp.	90,924	1,327,103
Kyowa Kirin Co. Ltd.	19,625	329,867
Lasertec Corp.	5,230	1,378,717
LY Corp.	189,079	670,091
M3, Inc.	32,181	532,470
Makita Corp.	16,294	449,529
Marubeni Corp.	100,708	1,591,686
MatsukiyoCocokara & Co.	23,835	422,099
Mazda Motor Corp.	40,437	436,920
McDonald’s Holdings Co. Japan Ltd. (x)	5,858	253,847
Meiji Holdings Co. Ltd.	16,460	390,954
Minebea Mitsumi, Inc.	24,822	510,259
MISUMI Group, Inc.	20,140	341,309
Mitsubishi Chemical Group Corp.	91,019	557,733
Mitsubishi Corp.	244,833	3,912,987
Mitsubishi Electric Corp.	137,448	1,948,642
Mitsubishi Estate Co. Ltd.	80,617	1,110,914
Mitsubishi HC Capital, Inc.	57,818	388,242
Mitsubishi Heavy Industries Ltd.	22,620	1,322,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Mitsubishi UFJ Financial Group, Inc.	803,906	$6,907,320
Mitsui & Co. Ltd.	91,445	3,435,997
Mitsui Chemicals, Inc.	11,898	352,890
Mitsui Fudosan Co. Ltd.	63,434	1,555,708
Mitsui OSK Lines Ltd.	24,088	771,670
Mizuho Financial Group, Inc.	170,097	2,910,348
MonotaRO Co. Ltd.	18,599	203,072
MS&AD Insurance Group Holdings, Inc.	30,765	1,210,090
Murata Manufacturing Co. Ltd.	121,004	2,568,546
NEC Corp.	17,413	1,031,195
Nexon Co. Ltd. (x)	24,106	439,293
Nidec Corp.	29,581	1,194,779
Nintendo Co. Ltd.	72,673	3,792,912
Nippon Building Fund, Inc. (REIT)	111	481,000
Nippon Express Holdings, Inc.	4,769	271,055
Nippon Paint Holdings Co. Ltd.	63,448	512,984
Nippon Prologis REIT, Inc. (REIT)	165	317,596
Nippon Sanso Holdings Corp.	11,790	315,738
Nippon Steel Corp.	59,021	1,352,041
Nippon Telegraph & Telephone Corp.	2,115,620	2,585,258
Nippon Yusen KK	33,724	1,045,444
Nissan Chemical Corp.	8,845	345,394
Nissan Motor Co. Ltd.	164,526	646,669
Nissin Foods Holdings Co. Ltd.	13,548	472,835
Nitori Holdings Co. Ltd.	5,508	737,525
Nitto Denko Corp.	10,369	775,837
Nomura Holdings, Inc.	211,887	958,300
Nomura Real Estate Holdings, Inc.	7,340	193,078
Nomura Real Estate Master Fund, Inc. (REIT)	314	367,447
Nomura Research Institute Ltd.	27,796	808,450
NTT Data Group Corp.	45,237	641,339
Obayashi Corp.	44,437	384,490
Obic Co. Ltd.	5,031	866,866
Odakyu Electric Railway Co. Ltd.	21,569	329,042
Oji Holdings Corp.	64,557	248,613
Olympus Corp.	83,728	1,211,681
Omron Corp.	11,937	557,314
Ono Pharmaceutical Co. Ltd.	26,762	477,540
Open House Group Co. Ltd.	5,388	159,844
Oracle Corp.	2,448	188,722
Oriental Land Co. Ltd.	77,158	2,873,451
ORIX Corp.	82,576	1,555,474
Osaka Gas Co. Ltd.	27,081	565,628
Otsuka Corp. (x)	8,025	330,846
Otsuka Holdings Co. Ltd. (x)	28,638	1,074,230
Pan Pacific International Holdings Corp.	27,794	663,114
Panasonic Holdings Corp.	157,260	1,557,543
Rakuten Group, Inc. (x)*	107,546	478,999
Recruit Holdings Co. Ltd.	102,035	4,315,140
Renesas Electronics Corp.*	103,630	1,873,425
Resona Holdings, Inc.	151,552	770,121
Ricoh Co. Ltd.	37,199	285,720
Rohm Co. Ltd.	24,144	462,760
SBI Holdings, Inc.	17,070	384,014
SCSK Corp.	10,187	202,006
Secom Co. Ltd.	14,600	1,051,511
Seiko Epson Corp.	20,356	304,690
Sekisui Chemical Co. Ltd.	25,793	371,803
Sekisui House Ltd.	41,684	925,917
Seven & i Holdings Co. Ltd.	53,281	2,114,235
SG Holdings Co. Ltd.	22,899	328,706
Sharp Corp.*	17,411	124,161
Shimadzu Corp.	17,676	494,176
Shimano, Inc.	5,338	826,633
Shimizu Corp.	36,213	240,547
Shin-Etsu Chemical Co. Ltd.	128,977	5,412,460
Shionogi & Co. Ltd.	18,941	913,198
Shiseido Co. Ltd.	27,892	841,112
Shizuoka Financial Group, Inc.	31,979	271,028
SMC Corp.	4,027	2,163,727
SoftBank Corp.	204,529	2,552,261
SoftBank Group Corp.	72,777	3,248,125
Sompo Holdings, Inc.	20,824	1,018,456
Sony Group Corp.	88,744	8,440,121
Square Enix Holdings Co. Ltd.	5,963	214,118
Subaru Corp.	42,896	786,731
SUMCO Corp. (x)	23,949	359,150
Sumitomo Chemical Co. Ltd.	100,710	245,704
Sumitomo Corp.	73,012	1,592,801
Sumitomo Electric Industries Ltd.	51,058	650,175
Sumitomo Metal Mining Co. Ltd.	17,045	513,284
Sumitomo Mitsui Financial Group, Inc.	89,890	4,386,122
Sumitomo Mitsui Trust Holdings, Inc.	46,164	885,956
Sumitomo Realty & Development Co. Ltd.	19,547	581,419
Suntory Beverage & Food Ltd. (x)	9,280	306,043
Suzuki Motor Corp.	26,162	1,119,400
Sysmex Corp.	11,549	643,631
T&D Holdings, Inc.	35,055	557,026
Taisei Corp.	12,423	424,849
Takeda Pharmaceutical Co. Ltd.	112,009	3,220,457
TDK Corp.	27,694	1,319,295
Terumo Corp.	47,612	1,560,728
TIS, Inc.	15,716	346,309
Tobu Railway Co. Ltd.	13,975	375,541
Toho Co. Ltd.	8,105	274,133
Tokio Marine Holdings, Inc.	127,592	3,193,420
Tokyo Electric Power Co. Holdings, Inc.*	112,500	589,229
Tokyo Electron Ltd.	33,391	5,980,778
Tokyo Gas Co. Ltd.	26,078	598,869
Tokyu Corp.	35,957	438,879
TOPPAN Holdings, Inc.	16,890	471,363
Toray Industries, Inc.	96,598	502,241
Tosoh Corp.	17,907	228,727
TOTO Ltd.	8,926	235,051
Toyota Industries Corp.	10,573	862,337
Toyota Motor Corp.	748,740	13,756,106
Toyota Tsusho Corp.	15,082	888,661
Trend Micro, Inc.*	9,837	526,593
Unicharm Corp.	28,012	1,012,803
USS Co. Ltd.	14,951	300,717
West Japan Railway Co.	15,697	654,710
Yakult Honsha Co. Ltd.	17,656	396,571
Yamaha Corp.	10,021	231,478
Yamaha Motor Co. Ltd. (x)	62,814	561,094

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Yamato Holdings Co. Ltd.	19,816	$366,174
Yaskawa Electric Corp.	16,815	702,414
Yokogawa Electric Corp.	16,248	309,864
Zensho Holdings Co. Ltd.	6,742	353,309
ZOZO, Inc.	9,682	218,017

		256,480,455

Jordan (0.0%)†
Hikma Pharmaceuticals plc	11,365	259,162

Luxembourg (0.1%)
ArcelorMittal SA	34,914	989,599
Eurofins Scientific SE	9,603	625,261

		1,614,860

Macau (0.1%)
Galaxy Entertainment Group Ltd.	153,282	858,819
Sands China Ltd.*	174,946	511,944

		1,370,763

Netherlands (5.1%)
ABN AMRO Bank NV (CVA) (m)	30,384	455,841
Adyen NV (m)*	1,555	2,002,635
Aegon Ltd.	121,640	704,725
Akzo Nobel NV	12,138	1,002,569
Argenx SE (Brussels Stock Exchange)*	3,969	1,505,072
Argenx SE (Vienna Stock Exchange)*	59	22,445
ASM International NV	3,300	1,712,044
ASML Holding NV	28,469	21,424,708
ASR Nederland NV	11,427	538,654
BE Semiconductor Industries NV	5,525	832,253
Euronext NV (m)	5,904	512,619
EXOR NV	6,610	660,388
Heineken Holding NV	9,290	785,586
Heineken NV	20,251	2,055,419
IMCD NV	4,060	706,145
ING Groep NV	256,262	3,826,511
JDE Peet’s NV	7,027	188,972
Koninklijke Ahold Delhaize NV	68,202	1,958,711
Koninklijke KPN NV	227,852	784,293
Koninklijke Philips NV*	55,748	1,297,634
NN Group NV	17,882	705,735
OCI NV	8,357	242,083
Randstad NV	7,968	498,925
Shell plc	467,288	15,316,591
Universal Music Group NV	58,006	1,652,762
Wolters Kluwer NV	17,551	2,493,617

		63,886,937

New Zealand (0.2%)
Auckland International Airport Ltd.	92,930	516,962
Fisher & Paykel Healthcare Corp. Ltd.	42,507	634,151
Mercury NZ Ltd.	47,406	197,787
Meridian Energy Ltd.	96,374	337,512
Spark New Zealand Ltd.	129,822	425,107
Xero Ltd.*	10,134	775,523

		2,887,042

Norway (0.6%)
Aker BP ASA	22,354	650,165
DNB Bank ASA	65,027	1,382,477
Equinor ASA	63,528	2,014,345
Gjensidige Forsikring ASA	15,125	279,130
Kongsberg Gruppen ASA	6,169	282,587
Mowi ASA	32,035	573,861
Norsk Hydro ASA	95,295	641,559
Orkla ASA	53,097	412,028
Salmar ASA	4,964	278,104
Telenor ASA	44,474	510,406

		7,024,662

Portugal (0.2%)
EDP – Energias de Portugal SA	213,920	1,075,695
Galp Energia SGPS SA	33,980	500,413
Jeronimo Martins SGPS SA	19,928	506,869

		2,082,977

Singapore (1.4%)
CapitaLand Ascendas REIT (REIT)	244,965	562,413
CapitaLand Integrated Commercial Trust (REIT)	379,504	592,368
CapitaLand Investment Ltd.	183,579	439,560
City Developments Ltd.	35,211	177,422
DBS Group Holdings Ltd.	128,578	3,255,004
Genting Singapore Ltd.	429,369	325,341
Grab Holdings Ltd., Class A*	130,402	439,455
Jardine Cycle & Carriage Ltd.	6,315	142,402
Keppel Corp. Ltd.	103,346	553,632
Mapletree Logistics Trust (REIT)	252,822	333,329
Mapletree Pan Asia Commercial Trust (REIT)	171,410	203,913
Oversea-Chinese Banking Corp. Ltd.	240,265	2,366,694
Sea Ltd. (ADR)*	26,551	1,075,316
Seatrium Ltd.*	3,032,305	271,121
Sembcorp Industries Ltd.	64,100	257,906
Singapore Airlines Ltd.	96,109	477,723
Singapore Exchange Ltd.	62,189	463,207
Singapore Technologies Engineering Ltd.	109,634	323,149
Singapore Telecommunications Ltd.	583,232	1,091,558
STMicroelectronics NV	48,101	2,402,559
United Overseas Bank Ltd.	89,774	1,935,268
UOL Group Ltd.	36,827	175,240

		17,864,580

South Africa (0.2%)
Anglo American plc	89,652	2,251,902

South Korea (0.0%)†
Delivery Hero SE (m)*	12,128	334,851

Spain (2.4%)
Acciona SA	1,720	253,109
ACS Actividades de Construccion y Servicios SA	15,094	669,187
Aena SME SA (m)	5,273	955,247
Amadeus IT Group SA	31,562	2,260,605
Banco Bilbao Vizcaya Argentaria SA	418,241	3,798,085
Banco Santander SA	1,145,836	4,780,862
CaixaBank SA	295,213	1,214,305

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Cellnex Telecom SA (m)	40,295	$1,586,288
Corp. ACCIONA Energias Renovables SA	5,209	161,473
EDP Renovaveis SA	20,303	415,210
Enagas SA (x)	18,070	304,512
Endesa SA	21,976	447,847
Grifols SA*	20,493	349,642
Iberdrola SA	426,028	5,582,623
Industria de Diseno Textil SA	77,209	3,360,811
Naturgy Energy Group SA	9,323	277,887
Redeia Corp. SA	27,927	459,676
Repsol SA	90,446	1,342,954
Telefonica SA	345,205	1,346,769

		29,567,092

Sweden (2.9%)
Alfa Laval AB	20,493	819,635
Assa Abloy AB, Class B	70,804	2,037,904
Atlas Copco AB, Class A	189,694	3,264,052
Atlas Copco AB, Class B	108,984	1,614,330
Beijer Ref AB, Class B (x)	26,336	352,242
Boliden AB	18,985	591,984
Epiroc AB, Class A	46,699	936,198
Epiroc AB, Class B	27,558	481,976
EQT AB (x)	24,542	693,480
Essity AB, Class B	43,567	1,079,883
Evolution AB (m)	12,987	1,547,977
Fastighets AB Balder, Class B*	43,390	307,678
Getinge AB, Class B	16,836	374,410
H & M Hennes & Mauritz AB, Class B	45,767	801,440
Hexagon AB, Class B	145,196	1,741,163
Holmen AB, Class B	5,099	215,212
Husqvarna AB, Class B	24,339	200,242
Industrivarden AB, Class C	10,338	336,501
Industrivarden AB, Class A	9,620	313,702
Indutrade AB	19,785	513,552
Investment AB Latour, Class B	11,169	290,463
Investor AB, Class B	121,917	2,822,475
L E Lundbergforetagen AB, Class B	5,039	273,881
Lifco AB, Class B	16,688	409,008
Nibe Industrier AB, Class B	107,941	757,702
Saab AB, Class B	6,017	362,474
Sagax AB, Class B	13,746	378,061
Sandvik AB	74,384	1,608,474
Securitas AB, Class B	37,196	363,550
Skandinaviska Enskilda Banken AB, Class A	112,307	1,545,522
Skanska AB, Class B	23,341	421,992
SKF AB, Class B	24,038	479,757
Svenska Cellulosa AB SCA, Class B	43,024	644,546
Svenska Handelsbanken AB, Class A	103,718	1,125,508
Swedbank AB, Class A	60,590	1,221,286
Swedish Orphan Biovitrum AB*	12,984	343,715
Tele2 AB, Class B	35,097	301,138
Telefonaktiebolaget LM Ericsson, Class B	208,137	1,302,346
Telia Co. AB	170,982	436,183
Volvo AB, Class A	14,578	385,912
Volvo AB, Class B	106,612	2,766,232
Volvo Car AB, Class B*	47,254	152,546

		36,616,332

Switzerland (5.8%)
ABB Ltd. (Registered)	112,504	4,989,476
Adecco Group AG (Registered)	11,086	543,986
Alcon, Inc.	35,357	2,759,448
Avolta AG*	7,390	290,662
Bachem Holding AG	2,554	197,384
Baloise Holding AG (Registered)	3,232	506,483
Banque Cantonale Vaudoise (Registered)	2,024	261,107
Barry Callebaut AG (Registered)	257	433,604
BKW AG	1,440	255,966
Chocoladefabriken Lindt & Spruengli AG	69	827,787
Chocoladefabriken Lindt & Spruengli AG (Registered)	7	848,939
Cie Financiere Richemont SA (Registered)	36,957	5,086,229
Clariant AG (Registered)	16,134	238,255
DSM-Firmenich AG	12,945	1,314,738
EMS-Chemie Holding AG (Registered)	487	394,325
Geberit AG (Registered)	2,358	1,511,161
Givaudan SA (Registered)	658	2,725,726
Helvetia Holding AG (Registered)	2,528	348,368
Julius Baer Group Ltd.	14,585	817,648
Kuehne + Nagel International AG (Registered)	3,789	1,305,573
Logitech International SA (Registered)	11,593	1,099,409
Lonza Group AG (Registered)	5,242	2,204,501
Novartis AG (Registered)	144,733	14,604,946
Partners Group Holding AG	1,592	2,296,054
Sandoz Group AG*	29,357	944,534
Schindler Holding AG	2,910	727,630
Schindler Holding AG (Registered)	1,668	395,655
SGS SA (Registered)	10,672	920,453
SIG Group AG	20,977	482,617
Sika AG (Registered)	10,766	3,503,542
Sonova Holding AG (Registered)	3,570	1,164,744
Straumann Holding AG (Registered)	8,008	1,291,106
Swatch Group AG (The)	2,045	555,837
Swatch Group AG (The) (Registered)	3,420	179,122
Swiss Life Holding AG (Registered)	2,112	1,466,510
Swiss Prime Site AG (Registered)	5,609	599,214
Swisscom AG (Registered)	1,811	1,089,550
Temenos AG (Registered)	4,696	436,741
UBS Group AG (Registered)	232,853	7,226,043
VAT Group AG (m)	1,859	931,655
Zurich Insurance Group AG	10,335	5,401,898

		73,178,626

United Arab Emirates (0.0%)
NMC Health plc (r)*	3,282	—

United Kingdom (9.9%)
3i Group plc	69,197	2,135,369
abrdn plc	142,912	325,434
Admiral Group plc	18,386	629,015
Ashtead Group plc	31,020	2,159,655
Associated British Foods plc	24,345	734,512
AstraZeneca plc	109,433	14,785,810
Auto Trader Group plc (m)	64,088	589,310

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Aviva plc	195,427	$1,082,842
BAE Systems plc	215,664	3,052,721
Barclays plc	1,066,834	2,091,162
Barratt Developments plc	67,914	487,024
Berkeley Group Holdings plc	7,930	473,862
BP plc	1,205,180	7,160,916
British American Tobacco plc	149,246	4,366,877
BT Group plc	459,154	723,382
Bunzl plc	23,908	972,131
Burberry Group plc	26,385	476,224
Centrica plc	396,854	711,478
CK Hutchison Holdings Ltd.	187,263	1,003,644
Coca-Cola Europacific Partners plc	14,596	974,137
Compass Group plc	121,042	3,310,982
Croda International plc	9,563	615,569
DCC plc	6,747	496,912
Diageo plc	159,109	5,792,205
Entain plc	44,890	568,872
Halma plc	26,800	780,229
Hargreaves Lansdown plc	23,999	224,533
HSBC Holdings plc	1,376,017	11,146,289
Imperial Brands plc	60,878	1,401,810
Informa plc	100,372	999,461
InterContinental Hotels Group plc	11,827	1,068,838
Intertek Group plc	11,041	597,557
J Sainsbury plc	110,955	427,963
JD Sports Fashion plc	175,625	371,496
Kingfisher plc	130,148	403,618
Land Securities Group plc (REIT)	48,939	439,655
Legal & General Group plc	419,638	1,343,113
Lloyds Banking Group plc	4,454,748	2,709,090
London Stock Exchange Group plc	29,411	3,476,705
M&G plc	152,973	433,651
Melrose Industries plc	96,743	699,681
National Grid plc	260,821	3,517,379
NatWest Group plc	402,876	1,126,676
Next plc	8,554	885,134
Ocado Group plc*	40,210	388,708
Pearson plc	45,687	561,501
Persimmon plc	22,827	404,149
Phoenix Group Holdings plc	52,018	354,863
Reckitt Benckiser Group plc	50,801	3,509,639
RELX plc (London Stock Exchange)	40,842	1,619,043
RELX plc (Turquoise Stock Exchange)	92,157	3,644,209
Rentokil Initial plc	180,419	1,013,712
Rolls-Royce Holdings plc*	590,574	2,256,067
Sage Group plc (The)	71,778	1,072,742
Schroders plc	55,373	303,429
Segro plc (REIT)	82,556	932,759
Severn Trent plc	18,636	612,625
Smith & Nephew plc	61,648	847,481
Smiths Group plc	24,540	551,621
Spirax-Sarco Engineering plc	5,051	676,339
SSE plc	77,423	1,831,635
St James’s Place plc	41,466	361,314
Standard Chartered plc	161,713	1,374,046
Taylor Wimpey plc	259,586	486,561
Tesco plc	501,771	1,857,987
Unilever plc	138,922	6,725,732
Unilever plc (London Stock Exchange)	37,650	1,823,642
United Utilities Group plc	48,334	652,747
Vodafone Group plc	1,639,742	1,432,971
Whitbread plc	14,027	653,675
Wise plc, Class A*	41,870	466,450
WPP plc	74,696	716,941

		124,905,511

United States (6.8%)
CRH plc	49,964	3,445,446
CSL Ltd.	34,166	6,673,906
CyberArk Software Ltd.*	3,034	664,598
Experian plc	64,746	2,642,562
Ferrovial SE	36,411	1,327,269
GSK plc	289,926	5,359,275
Haleon plc	388,110	1,591,217
Holcim AG	36,788	2,887,752
James Hardie Industries plc (CHDI)*	30,493	1,173,831
Monday.com Ltd.*	1,595	299,557
Nestle SA (Registered)	188,546	21,859,724
QIAGEN NV*	15,706	683,142
Roche Holding AG	49,600	14,419,119
Roche Holding AG CHF 1	2,283	709,561
Sanofi SA	80,483	7,975,105
Schneider Electric SE	38,320	7,689,906
Stellantis NV (Euronext Paris)	92,875	2,167,983
Stellantis NV (Italian Stock Exchange)	63,764	1,488,797
Swiss Re AG	21,213	2,384,996
Tenaris SA	33,570	583,503

		86,027,249

Total Common Stocks (90.6%) (Cost $785,565,523)		1,142,243,081

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	274,000	274,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	1,515,867	1,515,867
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	3,908,124	3,908,124
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	447,254	447,254

Total Investment Companies		6,145,245

Total Short-Term Investments (0.5%) (Cost $6,145,245)		6,145,245

Total Investments in Securities (91.1%) (Cost $791,710,768)		1,148,388,326
Other Assets Less Liabilities (8.9%)		112,285,004

Net Assets (100%)		$1,260,673,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $15,783,769 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $10,043,346. This was collateralized by $4,487,934 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.375%, maturing 1/15/24 – 8/15/52 and by cash of $6,145,245 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHDI	—	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israel New Shekel
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	882	3/2024	EUR	44,234,460	(190,770)
FTSE 100 Index	282	3/2024	GBP	27,880,840	762,618
MSCI EAFE E-Mini Index	29	3/2024	USD	3,265,980	37,081
SPI 200 Index	86	3/2024	AUD	11,112,916	261,016
TOPIX Index	165	3/2024	JPY	27,687,234	78,854

					948,799

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	15,604,807	USD	10,307,599	HSBC Bank plc	3/15/2024	349,735
GBP	19,703,911	USD	24,734,280	HSBC Bank plc	3/15/2024	390,437
JPY	3,484,810,558	USD	24,466,229	HSBC Bank plc	3/15/2024	530,112
USD	703,455	EUR	631,460	Deutsche Bank AG	3/15/2024	4,328

Total unrealized appreciation						1,274,612

USD	47,881,248	EUR	44,289,953	HSBC Bank plc	3/15/2024	(1,154,825)

Total unrealized depreciation						(1,154,825)

Net unrealized appreciation						119,787

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 837,440, CAD 1,574, CHF 37,037, DKK 14,518, EUR 93,000,955, GBP 2,661,635, HKD 218,553, ILS 51,393, JPY 2,789,746, NOK 3,022, NZD 20,117, SEK 5,252 and SGD 151,804.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$91,103,436	$—		$91,103,436
Austria	—	2,821,237	—		2,821,237
Belgium	—	9,328,051	—		9,328,051
Brazil	—	421,215	—		421,215
Burkina Faso	—	311,881	—		311,881
Chile	—	608,258	—		608,258
China	—	5,051,226	—		5,051,226
Denmark	—	38,161,137	—		38,161,137
Finland	—	12,311,564	—		12,311,564
France	—	117,621,242	—		117,621,242
Germany	—	97,031,117	—		97,031,117
Hong Kong	940,770	22,154,594	—		23,095,364
Ireland	1,018,184	3,836,608	—		4,854,792
Israel	2,553,333	4,348,885	—		6,902,218
Italy	—	26,267,342	—		26,267,342
Japan	—	256,480,455	—		256,480,455
Jordan	—	259,162	—		259,162
Luxembourg	—	1,614,860	—		1,614,860
Macau	—	1,370,763	—		1,370,763
Netherlands	—	63,886,937	—		63,886,937
New Zealand	—	2,887,042	—		2,887,042
Norway	—	7,024,662	—		7,024,662
Portugal	—	2,082,977	—		2,082,977
Singapore	1,514,771	16,349,809	—		17,864,580
South Africa	—	2,251,902	—		2,251,902
South Korea	—	334,851	—		334,851
Spain	—	29,567,092	—		29,567,092
Sweden	—	36,616,332	—		36,616,332
Switzerland	—	73,178,626	—		73,178,626
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	974,137	123,931,374	—		124,905,511
United States	964,155	85,063,094	—		86,027,249
Forward Currency Contracts	—	1,274,612	—		1,274,612
Futures	1,139,569	—	—		1,139,569
Short-Term Investments
Investment Companies	6,145,245	—	—		6,145,245

Total Assets	$15,250,164	$1,135,552,343	$—		$1,150,802,507

Liabilities:
Forward Currency Contracts	$—	$(1,154,825)	$—		$(1,154,825)
Futures	(190,770)	—	—		(190,770)

Total Liabilities	$(190,770)	$(1,154,825)	$—		$(1,345,595)

Total	$15,059,394	$1,134,397,518	$—		$1,149,456,912

(a) Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,274,612
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,139,569	*

Total		$2,414,181

	Liability Derivatives
Foreign exchange contracts	Payables	(1,154,825)
Equity contracts	Payables, Net assets – Unrealized depreciation	(190,770	)*

Total		$(1,345,595)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(2,768,805)	$(2,768,805)
Equity contracts	13,914,415	—	13,914,415

Total	$13,914,415	$(2,768,805)	$11,145,610

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$159,842	$159,842
Equity contracts	3,712,064	—	3,712,064

Total	$3,712,064	$159,842	$3,871,906

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$118,245,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$66,922,000
Average settlement value sold — in USD	55,324,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$4,328	$—	$—	$4,328
HSBC Bank plc	1,270,284	(1,154,825)	—	115,459

Total	$1,274,612	$(1,154,825)	$—	$119,787

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,154,825	$(1,154,825)	$—	$—

Total	$1,154,825	$(1,154,825)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$22,538,105
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$212,882,183

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,300,706
Aggregate gross unrealized depreciation	(151,341,966)

Net unrealized appreciation	$331,958,740

Federal income tax cost of investments in securities and derivative instruments, if applicable	$817,498,172

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $791,710,768)	$1,148,388,326
Cash	4,538,577
Foreign cash (Cost $99,138,168)	99,793,046
Cash held as collateral at broker for futures	6,860,671
Dividends, interest and other receivables	5,753,412
Receivable for securities sold	2,847,441
Unrealized appreciation on forward foreign currency contracts	1,274,612
Due from broker for futures variation margin	110,496
Securities lending income receivable	6,637
Other assets	61,474

Total assets	1,269,634,692

LIABILITIES
Payable for return of collateral on securities loaned	6,145,245
Unrealized depreciation on forward foreign currency contracts	1,154,825
Payable for Portfolio shares repurchased	531,176
Investment management fees payable	471,495
Payable for securities purchased	411,102
Administrative fees payable	136,267
Accrued expenses	111,252

Total liabilities	8,961,362

Commitments and contingent liabilities^
NET ASSETS	$1,260,673,330

Net assets were comprised of:
Paid in capital	$976,248,158
Total distributable earnings (loss)	284,425,172

Net assets	$1,260,673,330

Class K
Net asset value, offering and redemption price per share, $1,260,673,330 / 119,159,117 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.58

(x)	Includes value of securities on loan of $10,043,346.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $3,754,256 foreign withholding tax)	$35,233,230
Interest	1,016,319
Securities lending (net)	162,313

Total income	36,411,862

EXPENSES
Investment management fees	5,719,567
Administrative fees	1,625,227
Custodian fees	299,900
Professional fees	142,256
Printing and mailing expenses	84,541
Trustees’ fees	55,662
Miscellaneous	135,291

Total expenses	8,062,444

NET INVESTMENT INCOME (LOSS)	28,349,418

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	20,313,272
Futures contracts	13,914,415
Forward foreign currency contracts	(2,768,805)
Foreign currency transactions	(802,419)

Net realized gain (loss)	30,656,463

Change in unrealized appreciation (depreciation) on:
Investments in securities	137,616,521
Futures contracts	3,712,064
Forward foreign currency contracts	159,842
Foreign currency translations	3,475,954

Net change in unrealized appreciation (depreciation)	144,964,381

NET REALIZED AND UNREALIZED GAIN (LOSS)	175,620,844

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$203,970,262

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$28,349,418	$31,183,320
Net realized gain (loss)	30,656,463	(9,636,043)
Net change in unrealized appreciation (depreciation)	144,964,381	(252,038,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	203,970,262	(230,491,132)

Distributions to shareholders:
Class K	(30,482,819)	(36,326,431)

CAPITAL SHARES TRANSACTIONS:
Class K
Capital shares sold [ 293,921 and 9,259,422 shares, respectively ]	2,907,944	82,959,620
Capital shares issued in reinvestment of dividends [ 2,971,967 and 4,002,491 shares, respectively ]	30,482,819	36,326,431
Capital shares repurchased [ (24,133,353) and (15,751,128) shares , respectively]	(242,887,376)	(149,746,481)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(209,496,613)	(30,460,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,009,170)	(297,277,993)
NET ASSETS:
Beginning of year	1,296,682,500	1,593,960,493

End of year	$1,260,673,330	$1,296,682,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class K	2023	2022		2021		2020		2019
Net asset value, beginning of year	$9.26	$11.18		$11.03		$10.77		$9.17

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.22		0.23	(cc)	0.16	(aa)	0.25
Net realized and unrealized gain (loss)	1.36	(1.88)		0.96		0.52		1.73

Total from investment operations	1.58	(1.66)		1.19		0.68		1.98

Less distributions:
Dividends from net investment income	(0.26)	(0.26)		(0.32)		(0.22)		(0.28)
Distributions from net realized gains	—	—		(0.72)		(0.20)		(0.10)

Total dividends and distributions	(0.26)	(0.26)		(1.04)		(0.42)		(0.38)

Net asset value, end of year	$10.58	$9.26		$11.18		$11.03		$10.77

Total return	17.15%	(14.75)%		10.94%		6.43%		21.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,260,673	$1,296,682		$1,593,960		$1,626,702		$1,716,381
Ratio of expenses to average net assets (f)	0.63%	0.67	%(g)	0.68	%(g)	0.63	%(g)	0.62%
Ratio of net investment income (loss) to average net assets (f)	2.23%	2.35%		1.97	%(dd)	1.61	%(bb)	2.46%
Portfolio turnover rate^	2%	6%		3%		10%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for periods ended December 31, 2022, 2021 and 2020, respectively.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.15.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for Class K would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.19.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for Class K would have been 0.33% lower.

See Notes to Financial Statements.

EQ/500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	25.27%	14.21%	10.71%
Portfolio – Class K Shares	25.55	14.50	10.99
S&P 500® Index	26.29	15.69	12.03

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 25.27% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned 26.29% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Technology, Communication Services, Consumer Discretionary, Financials and Industrials.

•	The stocks that contributed most to performance were Microsoft Corp., Apple, Inc., NVIDIA Corp., Amazon.com, Inc. and Meta Platforms, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Energy, Consumer Staples, Health Care and Real Estate.

•	The stocks that detracted most from performance were Pfizer, Inc., Chevron Corp., Johnson & Johnson, NextEra Energy, Inc. and Bristol-Myers Squibb Co.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	26.1%
Financials	11.7
Health Care	11.4
Consumer Discretionary	9.8
Industrials	8.0
Communication Services	7.8
Consumer Staples	5.6
Energy	3.5
Investment Companies	3.4
Real Estate	2.3
Materials	2.2
Utilities	2.1
Cash and Other	6.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

EQ/500 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,076.10	$4.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.13	4.12
Class K
Actual	1,000.00	1,077.20	2.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.39	2.85

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.81% and 0.56%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.8%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,371,595	$23,015,364
Verizon Communications, Inc.	806,580	30,408,066

		53,423,430

Entertainment (1.1%)
Electronic Arts, Inc.	46,650	6,382,186
Live Nation Entertainment, Inc.*	27,507	2,574,655
Netflix, Inc.*	84,084	40,938,818
Take-Two Interactive Software, Inc.*	30,759	4,950,661
Walt Disney Co. (The)*	351,058	31,697,027
Warner Bros Discovery, Inc.*	426,976	4,858,987

		91,402,334

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	1,136,600	158,771,654
Alphabet, Inc., Class C*	956,868	134,851,407
Match Group, Inc.*	50,354	1,837,921
Meta Platforms, Inc., Class A*	426,421	150,935,977

		446,396,959

Media (0.6%)
Charter Communications, Inc., Class A*	19,417	7,547,000
Comcast Corp., Class A	771,457	33,828,389
Fox Corp., Class A	47,556	1,410,986
Fox Corp., Class B	26,355	728,716
Interpublic Group of Cos., Inc. (The)	71,189	2,323,609
News Corp., Class A	76,282	1,872,723
News Corp., Class B (x)	19,037	489,632
Omnicom Group, Inc.	36,750	3,179,243
Paramount Global, Class B (x)	100,033	1,479,488

		52,859,786

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	97,757	15,673,380

Total Communication Services		659,755,889

Consumer Discretionary (9.8%)
Automobile Components (0.1%)
Aptiv plc*	53,719	4,819,669
BorgWarner, Inc.	46,772	1,676,776

		6,496,445

Automobiles (1.8%)
Ford Motor Co.	754,267	9,194,515
General Motors Co.	261,519	9,393,762
Tesla, Inc.*	531,320	132,022,394

		150,610,671

Broadline Retail (3.2%)
Amazon.com, Inc.*	1,747,068	265,449,512
eBay, Inc.	99,448	4,337,922
Etsy, Inc.*	23,922	1,938,878

		271,726,312

Distributors (0.1%)
Genuine Parts Co.	26,557	3,678,144
LKQ Corp.	49,325	2,357,242
Pool Corp. (x)	7,623	3,039,366

		9,074,752

Hotels, Restaurants & Leisure (2.0%)
Airbnb, Inc., Class A*	83,520	11,370,413
Booking Holdings, Inc.*	6,703	23,777,016
Caesars Entertainment, Inc.*	43,235	2,026,857
Carnival Corp.*	187,000	3,466,980
Chipotle Mexican Grill, Inc.*	5,293	12,104,879
Darden Restaurants, Inc.	22,871	3,757,705
Domino’s Pizza, Inc.	6,724	2,771,834
Expedia Group, Inc.*	25,492	3,869,431
Hilton Worldwide Holdings, Inc.	49,790	9,066,261
Las Vegas Sands Corp.	70,919	3,489,924
Marriott International, Inc., Class A	47,960	10,815,460
McDonald’s Corp.	139,819	41,457,732
MGM Resorts International*	54,498	2,434,971
Norwegian Cruise Line Holdings Ltd. (x)*	73,734	1,477,629
Royal Caribbean Cruises Ltd.*	46,128	5,973,115
Starbucks Corp.	219,755	21,098,677
Wynn Resorts Ltd.	18,426	1,678,793
Yum! Brands, Inc.	54,520	7,123,583

		167,761,260

Household Durables (0.3%)
DR Horton, Inc.	57,654	8,762,255
Garmin Ltd.	29,727	3,821,108
Lennar Corp., Class A	48,449	7,220,839
Mohawk Industries, Inc.*	11,414	1,181,349
NVR, Inc.*	620	4,340,279
PulteGroup, Inc.	40,841	4,215,608
Whirlpool Corp.	10,397	1,266,043

		30,807,481

Leisure Products (0.0%)†
Hasbro, Inc.	26,762	1,366,468

Specialty Retail (1.8%)
AutoZone, Inc.*	3,374	8,723,848
Bath & Body Works, Inc.	43,085	1,859,549
Best Buy Co., Inc.	36,161	2,830,683
CarMax, Inc.*	31,368	2,407,180
Home Depot, Inc. (The)	192,126	66,581,265
Lowe’s Cos., Inc.	110,871	24,674,341
O’Reilly Automotive, Inc.*	11,332	10,766,307
Ross Stores, Inc.	64,931	8,985,801
TJX Cos., Inc. (The)	220,491	20,684,261
Tractor Supply Co. (x)	20,709	4,453,056
Ulta Beauty, Inc.*	9,402	4,606,886

		156,573,177

Textiles, Apparel & Luxury Goods (0.5%)
Lululemon Athletica, Inc.*	22,135	11,317,404
NIKE, Inc., Class B	235,041	25,518,401
Ralph Lauren Corp.	8,364	1,206,089
Tapestry, Inc.	46,132	1,698,119
VF Corp.	64,246	1,207,825

		40,947,838

Total Consumer Discretionary		835,364,404

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples (5.6%)
Beverages (1.4%)
Brown-Forman Corp., Class B	33,605	$1,918,845
Coca-Cola Co. (The)	746,696	44,002,795
Constellation Brands, Inc., Class A	30,657	7,411,330
Keurig Dr Pepper, Inc.	196,905	6,560,875
Molson Coors Beverage Co., Class B	36,035	2,205,702
Monster Beverage Corp.*	141,610	8,158,152
PepsiCo, Inc.	264,109	44,856,273

		115,113,972

Consumer Staples Distribution & Retail (1.6%)
Costco Wholesale Corp.	85,022	56,121,322
Dollar General Corp.	41,356	5,622,348
Dollar Tree, Inc.*	39,433	5,601,458
Kroger Co. (The)	125,231	5,724,309
Sysco Corp.	97,474	7,128,273
Target Corp.	87,863	12,513,448
Walgreens Boots Alliance, Inc.	133,524	3,486,312
Walmart, Inc.	273,821	43,167,881

		139,365,351

Food Products (0.8%)
Archer-Daniels-Midland Co.	102,092	7,373,084
Bunge Global SA	28,959	2,923,411
Campbell Soup Co.	37,033	1,600,937
Conagra Brands, Inc.	94,001	2,694,069
General Mills, Inc.	112,272	7,313,398
Hershey Co. (The)	28,875	5,383,455
Hormel Foods Corp.	55,024	1,766,821
J M Smucker Co. (The)	19,985	2,525,704
Kellanova	49,891	2,789,406
Kraft Heinz Co. (The)	154,036	5,696,251
Lamb Weston Holdings, Inc.	29,015	3,136,231
McCormick & Co., Inc. (Non-Voting)	48,068	3,288,813
Mondelez International, Inc., Class A	261,008	18,904,809
Tyson Foods, Inc., Class A	53,074	2,852,727

		68,249,116

Household Products (1.1%)
Church & Dwight Co., Inc.	46,248	4,373,211
Clorox Co. (The)	24,316	3,467,218
Colgate-Palmolive Co.	158,608	12,642,644
Kimberly-Clark Corp.	64,884	7,884,055
Procter & Gamble Co. (The)	452,269	66,275,499

		94,642,627

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	45,017	6,583,736
Kenvue, Inc.	330,650	7,118,895

		13,702,631

Tobacco (0.5%)
Altria Group, Inc.	340,474	13,734,721
Philip Morris International, Inc.	297,830	28,019,847

		41,754,568

Total Consumer Staples		472,828,265

Energy (3.5%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	192,878	6,592,570
Halliburton Co.	172,394	6,232,043
Schlumberger NV	272,666	14,189,539

		27,014,152

Oil, Gas & Consumable Fuels (3.2%)
APA Corp.	58,815	2,110,282
Chevron Corp.	337,275	50,307,939
ConocoPhillips	229,749	26,666,966
Coterra Energy, Inc.	145,543	3,714,257
Devon Energy Corp.	124,372	5,634,052
Diamondback Energy, Inc.	34,732	5,386,239
EOG Resources, Inc.	111,712	13,511,566
EQT Corp.	79,022	3,054,991
Exxon Mobil Corp.	769,544	76,939,009
Hess Corp.	53,019	7,643,219
Kinder Morgan, Inc.	376,631	6,643,771
Marathon Oil Corp.	115,753	2,796,593
Marathon Petroleum Corp.	72,945	10,822,120
Occidental Petroleum Corp.	126,594	7,558,928
ONEOK, Inc.	111,752	7,847,225
Phillips 66	85,381	11,367,626
Pioneer Natural Resources Co.	44,607	10,031,222
Targa Resources Corp.	43,510	3,779,714
Valero Energy Corp.	65,406	8,502,780
Williams Cos., Inc. (The)	233,381	8,128,660

		272,447,159

Total Energy		299,461,311

Financials (11.7%)
Banks (2.9%)
Bank of America Corp.	1,326,383	44,659,316
Citigroup, Inc.	369,462	19,005,125
Citizens Financial Group, Inc.	87,183	2,889,245
Comerica, Inc.	25,835	1,441,851
Fifth Third Bancorp	125,722	4,336,152
Huntington Bancshares, Inc.	281,964	3,586,582
JPMorgan Chase & Co.	555,401	94,473,710
KeyCorp	175,687	2,529,893
M&T Bank Corp.	31,763	4,354,072
PNC Financial Services Group, Inc. (The)‡	77,310	11,971,453
Regions Financial Corp.	184,746	3,580,377
Truist Financial Corp.	257,169	9,494,680
US Bancorp	298,394	12,914,492
Wells Fargo & Co.	696,593	34,286,307
Zions Bancorp NA	30,364	1,332,069

		250,855,324

Capital Markets (2.7%)
Ameriprise Financial, Inc.	19,444	7,385,415
Bank of New York Mellon Corp. (The)	147,668	7,686,119
BlackRock, Inc.‡	26,927	21,859,339
Blackstone, Inc.	136,171	17,827,507
Cboe Global Markets, Inc.	20,281	3,621,375
Charles Schwab Corp. (The)	285,290	19,627,952
CME Group, Inc.	69,020	14,535,612
FactSet Research Systems, Inc.	7,426	3,542,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Franklin Resources, Inc.	55,520	$1,653,941
Goldman Sachs Group, Inc. (The)	62,541	24,126,442
Intercontinental Exchange, Inc.	110,828	14,233,640
Invesco Ltd.	85,384	1,523,251
MarketAxess Holdings, Inc.	7,206	2,110,277
Moody’s Corp.	30,032	11,729,298
Morgan Stanley	244,785	22,826,201
MSCI, Inc.	15,051	8,513,598
Nasdaq, Inc.	64,087	3,726,018
Northern Trust Corp.	40,810	3,443,548
Raymond James Financial, Inc.	36,287	4,046,001
S&P Global, Inc.	62,431	27,502,104
State Street Corp.	59,041	4,573,316
T. Rowe Price Group, Inc.	42,747	4,603,424

		230,696,951

Consumer Finance (0.4%)
American Express Co.	110,310	20,665,475
Capital One Financial Corp.	73,183	9,595,755
Discover Financial Services	46,813	5,261,781
Synchrony Financial	81,062	3,095,758

		38,618,769

Financial Services (3.8%)
Berkshire Hathaway, Inc., Class B*	349,889	124,791,411
Fidelity National Information Services, Inc.	114,375	6,870,506
Fiserv, Inc.*	115,102	15,290,150
FleetCor Technologies, Inc.*	14,271	4,033,127
Global Payments, Inc.	49,689	6,310,503
Jack Henry & Associates, Inc.	13,635	2,228,095
Mastercard, Inc., Class A	159,035	67,830,018
PayPal Holdings, Inc.*	206,426	12,676,621
Visa, Inc., Class A	306,229	79,726,720

		319,757,151

Insurance (1.9%)
Aflac, Inc.	103,032	8,500,140
Allstate Corp. (The)	50,689	7,095,446
American International Group, Inc.	136,038	9,216,575
Aon plc, Class A	38,246	11,130,351
Arch Capital Group Ltd.*	71,198	5,287,876
Arthur J Gallagher & Co.	41,347	9,298,113
Assurant, Inc.	10,705	1,803,686
Brown & Brown, Inc.	45,875	3,262,171
Chubb Ltd.	78,803	17,809,478
Cincinnati Financial Corp.	30,365	3,141,563
Everest Group Ltd.	8,020	2,835,712
Globe Life, Inc.	16,438	2,000,833
Hartford Financial Services Group, Inc. (The)	58,594	4,709,786
Loews Corp.	33,446	2,327,507
Marsh & McLennan Cos., Inc.	94,769	17,955,882
MetLife, Inc.	120,006	7,935,997
Principal Financial Group, Inc.	43,099	3,390,598
Progressive Corp. (The)	112,301	17,887,303
Prudential Financial, Inc.	68,554	7,109,735
Travelers Cos., Inc. (The)	44,478	8,472,614
W R Berkley Corp.	38,305	2,708,930
Willis Towers Watson plc	19,990	4,821,588

		158,701,884

Total Financials		998,630,079

Health Care (11.4%)
Biotechnology (1.8%)
AbbVie, Inc.	338,639	52,478,886
Amgen, Inc.	102,625	29,558,052
Biogen, Inc.*	27,786	7,190,183
Gilead Sciences, Inc.	239,058	19,366,089
Incyte Corp.*	34,864	2,189,111
Moderna, Inc.*	64,180	6,382,701
Regeneron Pharmaceuticals, Inc.*	20,479	17,986,501
Vertex Pharmaceuticals, Inc.*	49,518	20,148,379

		155,299,902

Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	332,943	36,647,036
Align Technology, Inc.*	14,094	3,861,756
Baxter International, Inc.	99,921	3,862,946
Becton Dickinson & Co.	55,601	13,557,192
Boston Scientific Corp.*	280,923	16,240,159
Cooper Cos., Inc. (The)	9,606	3,635,295
Dentsply Sirona, Inc.	43,220	1,538,200
Dexcom, Inc.*	73,560	9,128,060
Edwards Lifesciences Corp.*	116,634	8,893,342
GE HealthCare Technologies, Inc.	74,041	5,724,850
Hologic, Inc.*	46,359	3,312,351
IDEXX Laboratories, Inc.*	15,927	8,840,281
Insulet Corp.*	13,451	2,918,598
Intuitive Surgical, Inc.*	67,410	22,741,438
Medtronic plc	255,393	21,039,275
ResMed, Inc.	28,139	4,840,471
STERIS plc	19,071	4,192,759
Stryker Corp.	64,849	19,419,682
Teleflex, Inc.	9,538	2,378,205
Zimmer Biomet Holdings, Inc.	39,445	4,800,456

		197,572,352

Health Care Providers & Services (2.6%)
Cardinal Health, Inc.	47,350	4,772,880
Cencora, Inc.	31,636	6,497,402
Centene Corp.*	103,049	7,647,266
Cigna Group (The)	56,028	16,777,585
CVS Health Corp.	246,423	19,457,560
DaVita, Inc.*	9,643	1,010,201
Elevance Health, Inc.	45,212	21,320,171
HCA Healthcare, Inc.	38,499	10,420,909
Henry Schein, Inc.*	25,980	1,966,946
Humana, Inc.	23,773	10,883,517
Laboratory Corp. of America Holdings	16,527	3,756,422
McKesson Corp.	25,882	11,982,848
Molina Healthcare, Inc.*	10,914	3,943,337
Quest Diagnostics, Inc.	21,138	2,914,507
UnitedHealth Group, Inc.	177,719	93,563,722
Universal Health Services, Inc., Class B	11,487	1,751,078

		218,666,351

Life Sciences Tools & Services (1.3%)
Agilent Technologies, Inc.	57,210	7,953,906
Bio-Rad Laboratories, Inc., Class A*	4,285	1,383,584
Bio-Techne Corp.	28,134	2,170,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Charles River Laboratories International, Inc.*	10,174	$2,405,134
Danaher Corp.	126,077	29,166,653
Illumina, Inc.*	30,364	4,227,883
IQVIA Holdings, Inc.*	34,703	8,029,580
Mettler-Toledo International, Inc.*	4,204	5,099,284
Revvity, Inc.	23,489	2,567,583
Thermo Fisher Scientific, Inc.	74,048	39,303,938
Waters Corp.*	11,359	3,739,724
West Pharmaceutical Services, Inc.	14,411	5,074,401

		111,122,489

Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	390,904	20,057,284
Catalent, Inc.*	33,631	1,511,041
Eli Lilly and Co.	152,989	89,180,348
Johnson & Johnson	461,998	72,413,566
Merck & Co., Inc.	486,845	53,075,842
Pfizer, Inc.	1,083,225	31,186,048
Viatris, Inc.	222,532	2,410,021
Zoetis, Inc.	88,316	17,430,929

		287,265,079

Total Health Care		969,926,173

Industrials (8.0%)
Aerospace & Defense (1.5%)
Axon Enterprise, Inc.*	13,930	3,598,537
Boeing Co. (The)*	108,786	28,356,159
General Dynamics Corp.	43,480	11,290,451
Howmet Aerospace, Inc.	73,127	3,957,633
Huntington Ingalls Industries, Inc.	7,620	1,978,457
L3Harris Technologies, Inc.	36,287	7,642,768
Lockheed Martin Corp.	42,420	19,226,441
Northrop Grumman Corp.	27,286	12,773,668
RTX Corp.	276,171	23,237,028
Textron, Inc.	37,616	3,025,079
TransDigm Group, Inc.	10,556	10,678,449

		125,764,670

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	22,025	1,902,740
Expeditors International of Washington, Inc.	28,947	3,682,058
FedEx Corp.	44,212	11,184,310
United Parcel Service, Inc., Class B	138,767	21,818,335

		38,587,443

Building Products (0.4%)
A.O. Smith Corp.	23,584	1,944,265
Allegion plc	15,800	2,001,702
Builders FirstSource, Inc.*	23,707	3,957,647
Carrier Global Corp.	160,706	9,232,560
Johnson Controls International plc	131,144	7,559,140
Masco Corp.	44,824	3,002,311
Trane Technologies plc	43,820	10,687,698

		38,385,323

Commercial Services & Supplies (0.5%)
Cintas Corp.	16,498	9,942,685
Copart, Inc.*	168,822	8,272,278
Republic Services, Inc.	39,909	6,581,393
Rollins, Inc.	54,257	2,369,403
Veralto Corp.	42,872	3,526,651
Waste Management, Inc.	70,720	12,665,952

		43,358,362

Construction & Engineering (0.1%)
Quanta Services, Inc.	28,396	6,127,857

Electrical Equipment (0.6%)
AMETEK, Inc.	43,704	7,206,353
Eaton Corp. plc	76,551	18,435,012
Emerson Electric Co.	109,647	10,671,942
Generac Holdings, Inc.*	12,629	1,632,172
Hubbell, Inc., Class B	10,500	3,453,765
Rockwell Automation, Inc.	21,826	6,776,536

		48,175,780

Ground Transportation (1.0%)
CSX Corp.	384,931	13,345,558
JB Hunt Transport Services, Inc.	15,432	3,082,387
Norfolk Southern Corp.	43,373	10,252,510
Old Dominion Freight Line, Inc.	17,000	6,890,610
Uber Technologies, Inc.*	395,342	24,341,207
Union Pacific Corp.	116,929	28,720,101

		86,632,373

Industrial Conglomerates (0.8%)
3M Co.	105,284	11,509,647
General Electric Co.	208,814	26,650,931
Honeywell International, Inc.	127,386	26,714,118

		64,874,696

Machinery (1.6%)
Caterpillar, Inc.	97,875	28,938,701
Cummins, Inc.	27,618	6,616,444
Deere & Co.	51,456	20,575,711
Dover Corp.	26,655	4,099,806
Fortive Corp.	68,283	5,027,677
IDEX Corp.	14,827	3,219,090
Illinois Tool Works, Inc.	52,795	13,829,122
Ingersoll Rand, Inc.	77,666	6,006,689
Nordson Corp.	10,730	2,834,437
Otis Worldwide Corp.	77,662	6,948,419
PACCAR, Inc.*	101,139	9,876,223
Parker-Hannifin Corp.	24,934	11,487,094
Pentair plc	32,935	2,394,704
Snap-on, Inc.	9,894	2,857,783
Stanley Black & Decker, Inc.	28,524	2,798,204
Westinghouse Air Brake Technologies Corp.	35,009	4,442,642
Xylem, Inc.	45,615	5,216,531

		137,169,277

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	125,809	1,728,616
Delta Air Lines, Inc.	120,154	4,833,795
Southwest Airlines Co.	116,411	3,361,950
United Airlines Holdings, Inc.*	62,281	2,569,714

		12,494,075

Professional Services (0.6%)
Automatic Data Processing, Inc.	79,043	18,414,648

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Broadridge Financial Solutions, Inc.	23,168	$4,766,816
Ceridian HCM Holding, Inc. (x)*	29,917	2,008,029
Equifax, Inc.	24,095	5,958,453
Jacobs Solutions, Inc.	23,835	3,093,783
Leidos Holdings, Inc.	25,464	2,756,223
Paychex, Inc.	61,548	7,330,982
Paycom Software, Inc.	9,679	2,000,843
Robert Half, Inc.	20,409	1,794,359
Verisk Analytics, Inc.	27,489	6,566,023

		54,690,159

Trading Companies & Distributors (0.3%)
Fastenal Co.	108,917	7,054,554
United Rentals, Inc.	13,270	7,609,284
WW Grainger, Inc.	8,538	7,075,355

		21,739,193

Total Industrials		677,999,208

Information Technology (26.1%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	48,111	11,330,622
Cisco Systems, Inc.	777,278	39,268,085
F5, Inc.*	10,973	1,963,947
Juniper Networks, Inc.	64,939	1,914,402
Motorola Solutions, Inc.	31,723	9,932,154

		64,409,210

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	115,669	11,466,268
CDW Corp.	25,718	5,846,216
Corning, Inc.	150,192	4,573,346
Jabil, Inc.	24,580	3,131,492
Keysight Technologies, Inc.*	33,259	5,291,174
TE Connectivity Ltd.	60,232	8,462,596
Teledyne Technologies, Inc.*	9,253	4,129,521
Trimble, Inc.*	47,677	2,536,417
Zebra Technologies Corp., Class A*	10,167	2,778,946

		48,215,976

IT Services (1.1%)
Accenture plc, Class A	121,023	42,468,181
Akamai Technologies, Inc.*	28,878	3,417,711
Cognizant Technology Solutions Corp., Class A	95,288	7,197,103
EPAM Systems, Inc.*	11,089	3,297,203
Gartner, Inc.*	15,028	6,779,281
International Business Machines Corp.	174,784	28,585,923
VeriSign, Inc.*	17,329	3,569,081

		95,314,483

Semiconductors & Semiconductor Equipment (7.3%)
Advanced Micro Devices, Inc.*	309,980	45,694,152
Analog Devices, Inc.	96,201	19,101,671
Applied Materials, Inc.	161,112	26,111,422
Broadcom, Inc.	84,384	94,193,640
Enphase Energy, Inc.*	27,101	3,581,126
First Solar, Inc.*	20,968	3,612,367
Intel Corp.	809,950	40,699,988
KLA Corp.	26,231	15,248,080
Lam Research Corp.	25,266	19,789,847
Microchip Technology, Inc.	104,435	9,417,948
Micron Technology, Inc.	210,143	17,933,604
Monolithic Power Systems, Inc.	9,351	5,898,424
NVIDIA Corp.	474,520	234,991,794
NXP Semiconductors NV	49,019	11,258,684
ON Semiconductor Corp. (x)*	82,119	6,859,400
Qorvo, Inc.*	18,610	2,095,672
QUALCOMM, Inc.	214,114	30,967,308
Skyworks Solutions, Inc.	30,853	3,468,494
Teradyne, Inc.	29,468	3,197,867
Texas Instruments, Inc.	174,201	29,694,302

		623,815,790

Software (9.7%)
Adobe, Inc.*	87,449	52,172,073
ANSYS, Inc.*	16,813	6,101,101
Autodesk, Inc.*	41,005	9,983,897
Cadence Design Systems, Inc.*	52,145	14,202,734
Fair Isaac Corp.*	4,684	5,452,223
Fortinet, Inc.*	121,491	7,110,868
Gen Digital, Inc.	111,296	2,539,775
Intuit, Inc.	53,732	33,584,112
Microsoft Corp.	1,427,836	536,923,449
Oracle Corp.	305,237	32,181,137
Palo Alto Networks, Inc.*	59,712	17,607,875
PTC, Inc.*	23,259	4,069,395
Roper Technologies, Inc.	20,310	11,072,403
Salesforce, Inc.*	186,870	49,172,972
ServiceNow, Inc.*	39,139	27,651,312
Synopsys, Inc.*	29,193	15,031,768
Tyler Technologies, Inc.*	7,877	3,293,531

		828,150,625

Technology Hardware, Storage & Peripherals (6.6%)
Apple, Inc.	2,808,617	540,743,031
Hewlett Packard Enterprise Co.	253,970	4,312,411
HP, Inc.	167,734	5,047,116
NetApp, Inc.	39,734	3,502,949
Seagate Technology Holdings plc	35,512	3,031,659
Western Digital Corp.*	59,453	3,113,554

		559,750,720

Total Information Technology		2,219,656,804

Materials (2.2%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	42,621	11,669,630
Albemarle Corp.	21,937	3,169,458
Celanese Corp.	19,860	3,085,648
CF Industries Holdings, Inc.	36,853	2,929,814
Corteva, Inc.	134,523	6,446,342
Dow, Inc.	136,301	7,474,747
DuPont de Nemours, Inc.	82,617	6,355,726
Eastman Chemical Co.	22,549	2,025,351
Ecolab, Inc.	49,192	9,757,233
FMC Corp.	25,461	1,605,316
International Flavors & Fragrances, Inc.	49,770	4,029,877
Linde plc	93,031	38,208,762

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
LyondellBasell Industries NV, Class A	48,037	$4,567,358
Mosaic Co. (The)	65,007	2,322,700
PPG Industries, Inc.	45,857	6,857,914
Sherwin-Williams Co. (The)	45,389	14,156,829

		124,662,705

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	11,853	5,913,580
Vulcan Materials Co.	25,890	5,877,289

		11,790,869

Containers & Packaging (0.2%)
Amcor plc	290,888	2,804,160
Avery Dennison Corp.	15,680	3,169,869
Ball Corp.	59,782	3,438,661
International Paper Co.	66,760	2,413,374
Packaging Corp. of America	17,187	2,799,934
Westrock Co.	47,714	1,981,085

		16,607,083

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	275,055	11,709,091
Newmont Corp.	221,016	9,147,852
Nucor Corp.	47,167	8,208,945
Steel Dynamics, Inc.	28,366	3,350,025

		32,415,913

Total Materials		185,476,570

Real Estate (2.3%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	101,395	2,007,621
Ventas, Inc. (REIT)	76,366	3,806,081
Welltower, Inc. (REIT)	105,774	9,537,642

		15,351,344

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	133,342	2,596,169

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	177,251	23,627,558

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	30,659	3,886,641
Boston Properties, Inc. (REIT)	26,932	1,889,819

		5,776,460

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	59,771	5,564,083
CoStar Group, Inc.*	79,911	6,983,422

		12,547,505

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	26,833	5,023,674
Camden Property Trust (REIT)	21,647	2,149,331
Equity Residential (REIT)	65,344	3,996,439
Essex Property Trust, Inc. (REIT)	12,018	2,979,743
Invitation Homes, Inc. (REIT)	112,852	3,849,382
Mid-America Apartment Communities, Inc. (REIT)	22,437	3,016,879
UDR, Inc. (REIT)	56,553	2,165,414

		23,180,862

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	14,392	1,483,096
Kimco Realty Corp. (REIT)	117,490	2,503,712
Realty Income Corp. (REIT)	139,075	7,985,686
Regency Centers Corp. (REIT)	31,082	2,082,494
Simon Property Group, Inc. (REIT)	62,774	8,954,083

		23,009,071

Specialized REITs (1.0%)
American Tower Corp. (REIT)	89,436	19,307,444
Crown Castle, Inc. (REIT)	83,881	9,662,252
Digital Realty Trust, Inc. (REIT)	57,858	7,786,530
Equinix, Inc. (REIT)	17,951	14,457,556
Extra Space Storage, Inc. (REIT)	41,045	6,580,745
Iron Mountain, Inc. (REIT)	57,132	3,998,097
Public Storage (REIT)	30,616	9,337,880
SBA Communications Corp. (REIT)	20,627	5,232,864
VICI Properties, Inc. (REIT), Class A	193,198	6,159,152
Weyerhaeuser Co. (REIT)	138,066	4,800,555

		87,323,075

Total Real Estate		193,412,044

Utilities (2.1%)
Electric Utilities (1.4%)
Alliant Energy Corp.	50,074	2,568,796
American Electric Power Co., Inc.	98,841	8,027,866
Constellation Energy Corp.	61,700	7,212,113
Duke Energy Corp.	147,867	14,349,014
Edison International	72,219	5,162,936
Entergy Corp.	39,953	4,042,844
Evergy, Inc.	43,245	2,257,389
Eversource Energy	68,242	4,211,896
Exelon Corp.	190,730	6,847,207
FirstEnergy Corp.	99,965	3,664,717
NextEra Energy, Inc.	394,160	23,941,278
NRG Energy, Inc.	43,197	2,233,285
PG&E Corp.	410,989	7,410,132
Pinnacle West Capital Corp.	22,056	1,584,503
PPL Corp.	141,449	3,833,268
Southern Co. (The)	209,231	14,671,278
Xcel Energy, Inc.	107,504	6,655,573

		118,674,095

Gas Utilities (0.0%)†
Atmos Energy Corp.	28,581	3,312,538

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	127,682	2,457,879

Multi-Utilities (0.6%)
Ameren Corp.	51,279	3,709,523
CenterPoint Energy, Inc.	120,530	3,443,542
CMS Energy Corp.	55,668	3,232,641
Consolidated Edison, Inc.	65,206	5,931,790
Dominion Energy, Inc.	160,542	7,545,474
DTE Energy Co.	39,110	4,312,269
NiSource, Inc.	80,189	2,129,018

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Public Service Enterprise Group, Inc.	97,063	$5,935,402
Sempra	121,869	9,107,270
WEC Energy Group, Inc.	59,879	5,040,015

		50,386,944

Water Utilities (0.1%)
American Water Works Co., Inc.	36,477	4,814,599

Total Utilities		179,646,055

Total Common Stocks (90.5%) (Cost $2,588,764,576)		7,692,156,802

SHORT-TERM INVESTMENTS:
Investment Companies (3.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	869,431	869,431
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	664,907	664,907
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	286,311,586	286,540,636

Total Investment Companies		288,074,974

Total Short-Term Investments (3.4%) (Cost $287,965,522)		288,074,974

Total Investments in Securities (93.9%) (Cost $2,876,730,098)		7,980,231,776
Other Assets Less Liabilities (6.1%)		520,417,588

Net Assets (100%)		$8,500,649,364

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $6,342,902. This was collateralized by $5,039,484 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 1/25/24 - 11/15/52 and by cash of $1,534,338 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	77,310	13,550,146	—	(1,113,074)	510,018	(975,637)	11,971,453	498,645	—
Capital Markets
BlackRock, Inc.	26,927	22,350,191	—	(3,149,980)	1,482,810	1,176,318	21,859,339	595,915	—

Total		35,900,337	—	(4,263,054)	1,992,828	200,681	33,830,792	1,094,560	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	3,349	3/2024	USD	807,109,000	27,965,469

					27,965,469

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$659,755,889	$—	$—	$659,755,889
Consumer Discretionary	835,364,404	—	—	835,364,404
Consumer Staples	472,828,265	—	—	472,828,265
Energy	299,461,311	—	—	299,461,311
Financials	998,630,079	—	—	998,630,079
Health Care	969,926,173	—	—	969,926,173
Industrials	677,999,208	—	—	677,999,208
Information Technology	2,219,656,804	—	—	2,219,656,804
Materials	185,476,570	—	—	185,476,570
Real Estate	193,412,044	—	—	193,412,044
Utilities	179,646,055	—	—	179,646,055
Futures	27,965,469	—	—	27,965,469
Short-Term Investments
Investment Companies	288,074,974	—	—	288,074,974

Total Assets	$8,008,197,245	$—	$—	$8,008,197,245

Total Liabilities	$—	$—	$—	$—

Total	$8,008,197,245	$—	$—	$8,008,197,245

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$27,965,469	*

Total		$27,965,469

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$84,113,761	$84,113,761

Total	$84,113,761	$84,113,761

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$50,375,256	$50,375,256

Total	$50,375,256	$50,375,256

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$727,008,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$137,364,045
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$772,854,925

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 52%)*	Net Proceeds of Sales and Redemptions (affiliated 14%)*	Net Realized Gain (Loss)
$ 71,165,971	$107,356,929	$33,690,470

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,281,033,612
Aggregate gross unrealized depreciation	(178,505,237)

Net unrealized appreciation	$5,102,528,375

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,905,668,870

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $10,736,730)	$33,830,792
Unaffiliated Issuers (Cost $2,865,993,368)	7,946,400,984
Cash	475,000,000
Cash held as collateral at broker for futures	43,456,800
Dividends, interest and other receivables	8,564,914
Receivable for Portfolio shares sold	1,817,448
Securities lending income receivable	2,248
Other assets	33,514

Total assets	8,509,106,700

LIABILITIES
Investment management fees payable	2,920,681
Due to broker for futures variation margin	2,051,575
Payable for return of collateral on securities loaned	1,534,338
Payable for Portfolio shares repurchased	961,893
Administrative fees payable	924,577
Distribution fees payable – Class IB	46,577
Accrued expenses	17,695

Total liabilities	8,457,336

Commitments and contingent liabilities^
NET ASSETS	$8,500,649,364

Net assets were comprised of:
Paid in capital	$3,548,581,704
Total distributable earnings (loss)	4,952,067,660

Net assets	$8,500,649,364

Class IB
Net asset value, offering and redemption price per share, $223,347,877 / 7,657,709 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.17

Class K
Net asset value, offering and redemption price per share, $8,277,301,487 / 280,369,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.52

(x)	Includes value of securities on loan of $6,342,902.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($1,094,560 of dividend income received from affiliates) (net of $31,512 foreign withholding tax)	$123,084,112
Interest	24,743,941
Securities lending (net)	155,409

Total income	147,983,462

EXPENSES
Investment management fees	32,859,399
Administrative fees	10,181,691
Distribution fees - Class IB	521,294
Printing and mailing expenses	477,021
Professional fees	384,060
Trustees’ fees	283,725
Custodian fees	128,700
Miscellaneous	168,243

Total expenses	45,004,133

NET INVESTMENT INCOME (LOSS)	102,979,329

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,992,828 realized gain (loss) from affiliates)	399,249,333
Futures contracts	84,113,761

Net realized gain (loss)	483,363,094

Change in unrealized appreciation (depreciation) on:
Investments in securities ($200,681 of change in unrealized appreciation (depreciation) from affiliates)	1,171,554,446
Futures contracts	50,375,256

Net change in unrealized appreciation (depreciation)	1,221,929,702

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,705,292,796

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,808,272,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$102,979,329	$85,535,151
Net realized gain (loss)	483,363,094	359,707,654
Net change in unrealized appreciation (depreciation)	1,221,929,702	(2,466,828,955)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,808,272,125	(2,021,586,150)

Distributions to shareholders:
Class IB	(14,403,265)	(12,755,598)
Class K	(547,835,911)	(506,823,952)

Total distributions to shareholders	(562,239,176)	(519,579,550)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 745,942 and 1,476,645 shares, respectively ]	20,777,244	40,653,720
Capital shares issued in reinvestment of dividends and distributions [ 504,338 and 493,321 shares, respectively ]	14,403,265	12,755,598
Capital shares repurchased [ (1,425,095) and (1,292,364) shares , respectively]	(39,584,498)	(36,458,425)

Total Class IB transactions	(4,403,989)	16,950,893

Class K
Capital shares sold [ 10,128,741 and 18,750,998 shares, respectively ]	285,844,569	506,077,144
Capital shares issued in reinvestment of dividends and distributions [ 18,942,469 and 19,377,870 shares, respectively ]	547,835,911	506,823,952
Capital shares repurchased [ (37,252,985) and (58,394,572) shares , respectively]	(1,041,837,814)	(1,653,977,624)

Total Class K transactions	(208,157,334)	(641,076,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(212,561,323)	(624,125,635)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,033,471,626	(3,165,291,335)
NET ASSETS:
Beginning of year	7,467,177,738	10,632,469,073

End of year	$8,500,649,364	$7,467,177,738

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/500 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$24.92	$33.31	$28.90	$27.26	$21.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29	0.22	0.16	0.26	0.36
Net realized and unrealized gain (loss)	5.94	(6.85)	7.72	4.26	6.10

Total from investment operations	6.23	(6.63)	7.88	4.52	6.46

Less distributions:
Dividends from net investment income	(0.32)	(0.23)	(0.18)	(0.28)	(0.40)
Distributions from net realized gains	(1.66)	(1.53)	(3.29)	(2.60)	(0.48)

Total dividends and distributions	(1.98)	(1.76)	(3.47)	(2.88)	(0.88)

Net asset value, end of year	$29.17	$24.92	$33.31	$28.90	$27.26

Total return	25.27%	(20.01)%	27.63%	17.01%	29.88%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$223,348	$195,213	$238,308	$221,395	$212,697
Ratio of expenses to average net assets (f)	0.81%	0.80%	0.78%	0.80%	0.81%
Ratio of net investment income (loss) to average net assets (f)	1.05%	0.77%	0.48%	0.95%	1.41%
Portfolio turnover rate^	2%	3%	3%	6%	4%

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$25.20	$33.66	$29.17	$27.48	$21.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36	0.29	0.24	0.33	0.42
Net realized and unrealized gain (loss)	6.01	(6.91)	7.80	4.31	6.16

Total from investment operations	6.37	(6.62)	8.04	4.64	6.58

Less distributions:
Dividends from net investment income	(0.39)	(0.31)	(0.26)	(0.35)	(0.46)
Distributions from net realized gains	(1.66)	(1.53)	(3.29)	(2.60)	(0.48)

Total dividends and distributions	(2.05)	(1.84)	(3.55)	(2.95)	(0.94)

Net asset value, end of year	$29.52	$25.20	$33.66	$29.17	$27.48

Total return	25.55%	(19.80)%	27.92%	17.32%	30.23%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,277,301	$7,271,965	$10,394,162	$9,303,913	$9,283,867
Ratio of expenses to average net assets (f)	0.56%	0.55%	0.53%	0.55%	0.56%
Ratio of net investment income (loss) to average net assets (f)	1.30%	1.01%	0.73%	1.20%	1.66%
Portfolio turnover rate^	2%	3%	3%	6%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	15.44%	11.32%	8.11%
Portfolio – Class K Shares	15.74	11.61	8.38
S&P MidCap 400® Index	16.44	12.62	9.27

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 15.44% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P MidCap 400® Index, which returned 16.44% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to the performance were Industrials, Consumer Discretionary, Technology, Financials and Materials.

•	The stocks that contributed the most to performance were Builders FirstSource, Inc., Super Micro Computer, Inc., Jabil, Inc., Deckers Outdoor Corp. and TopBuild Corp.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Communication Services, Health Care, Energy and Consumer Staples.

•	The stocks that detracted the most from performance were First Horizon Corp., Wolfspeed, Inc., Medical Properties Trust, Inc., Hawaiian Electric Industries, Inc. and Halozyme Therapeutics, Inc.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	26.1%
Financials	11.7
Health Care	11.4
Consumer Discretionary	9.8
Industrials	8.0
Communication Services	7.8
Consumer Staples	5.6
Energy	3.5
Investment Companies	3.4
Real Estate	2.3
Materials	2.2
Utilities	2.1
Cash and Other	6.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

EQ/400 MANAGED VOLATILITY PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,064.90	$4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33
Class K
Actual	1,000.00	1,066.30	3.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	3.06

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.85% and 0.60%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	68,212	$1,728,492
Iridium Communications, Inc.	37,818	1,556,589

		3,285,081

Entertainment (0.2%)
TKO Group Holdings, Inc., Class A	18,410	1,501,888

Interactive Media & Services (0.3%)
Ziff Davis, Inc.*	13,956	937,703
ZoomInfo Technologies, Inc., Class A*	91,834	1,698,011

		2,635,714

Media (0.6%)
Cable One, Inc.	1,368	761,415
New York Times Co. (The), Class A	50,330	2,465,667
Nexstar Media Group, Inc., Class A	10,256	1,607,628
TEGNA, Inc.	58,944	901,843

		5,736,553

Total Communication Services		13,159,236

Consumer Discretionary (14.3%)
Automobile Components (1.4%)
Adient plc*	29,269	1,064,221
Autoliv, Inc.	23,382	2,576,463
Fox Factory Holding Corp.*	12,845	866,781
Gentex Corp.	71,064	2,320,950
Goodyear Tire & Rubber Co. (The)*	87,231	1,249,148
Lear Corp.	18,078	2,552,794
Visteon Corp.*	8,608	1,075,139

		11,705,496

Automobiles (0.4%)
Harley-Davidson, Inc.	39,676	1,461,664
Thor Industries, Inc.	16,404	1,939,773

		3,401,437

Broadline Retail (0.4%)
Macy’s, Inc.	85,190	1,714,023
Nordstrom, Inc.	29,447	543,297
Ollie’s Bargain Outlet Holdings, Inc.*	18,489	1,403,130

		3,660,450

Diversified Consumer Services (0.8%)
Graham Holdings Co., Class B	1,102	767,565
Grand Canyon Education, Inc.*	8,571	1,131,715
H&R Block, Inc.	44,571	2,155,899
Service Corp. International	46,868	3,208,115

		7,263,294

Hotels, Restaurants & Leisure (3.2%)
Aramark	80,330	2,257,273
Boyd Gaming Corp.	21,115	1,322,010
Choice Hotels International, Inc. (x)	7,377	835,814
Churchill Downs, Inc.	20,790	2,805,195
Hilton Grand Vacations, Inc.*	22,443	901,760
Hyatt Hotels Corp., Class A	14,435	1,882,468
Light & Wonder, Inc.*	27,617	2,267,632
Marriott Vacations Worldwide Corp.	10,167	863,077
Penn Entertainment, Inc. (x)*	46,218	1,202,593
Planet Fitness, Inc., Class A*	26,239	1,915,447
Texas Roadhouse, Inc., Class A	20,540	2,510,604
Travel + Leisure Co.	22,748	889,219
Vail Resorts, Inc.	11,864	2,532,608
Wendy’s Co. (The)	53,129	1,034,953
Wingstop, Inc.	9,088	2,331,799
Wyndham Hotels & Resorts, Inc.	25,564	2,055,601

		27,608,053

Household Durables (1.8%)
Helen of Troy Ltd.*	7,139	862,463
KB Home	23,524	1,469,309
Leggett & Platt, Inc.	40,986	1,072,604
Taylor Morrison Home Corp., Class A*	32,372	1,727,046
Tempur Sealy International, Inc.	53,449	2,724,295
Toll Brothers, Inc.	33,647	3,458,575
TopBuild Corp.*	9,913	3,710,039

		15,024,331

Leisure Products (0.8%)
Brunswick Corp.	21,489	2,079,060
Mattel, Inc.*	107,743	2,034,188
Polaris, Inc.	16,301	1,544,846
YETI Holdings, Inc.*	26,690	1,382,008

		7,040,102

Specialty Retail (3.6%)
AutoNation, Inc.*	7,955	1,194,682
Burlington Stores, Inc.*	19,966	3,882,988
Dick’s Sporting Goods, Inc.	19,028	2,796,165
Five Below, Inc.*	16,993	3,622,228
Floor & Decor Holdings, Inc., Class A*	32,755	3,654,148
GameStop Corp., Class A (x)*	82,557	1,447,224
Gap, Inc. (The)	65,690	1,373,578
Lithia Motors, Inc., Class A	8,481	2,792,624
Murphy USA, Inc.	5,891	2,100,495
Penske Automotive Group, Inc.	6,147	986,655
RH*	4,794	1,397,355
Valvoline, Inc. (x)*	41,894	1,574,376
Williams-Sonoma, Inc.	19,762	3,987,576

		30,810,094

Textiles, Apparel & Luxury Goods (1.9%)
Capri Holdings Ltd.*	35,716	1,794,372
Carter’s, Inc.	10,607	794,358
Columbia Sportswear Co.	9,607	764,141
Crocs, Inc.*	18,767	1,753,025
Deckers Outdoor Corp.*	7,923	5,295,971
PVH Corp.	18,996	2,319,791
Skechers USA, Inc., Class A*	41,687	2,598,768
Under Armour, Inc., Class A*	58,068	510,418
Under Armour, Inc., Class C*	57,064	476,484

		16,307,328

Total Consumer Discretionary		122,820,585

Consumer Staples (3.7%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	2,873	992,880
Celsius Holdings, Inc.*	45,863	2,500,451

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Coca-Cola Consolidated, Inc.	1,462	$1,357,321

		4,850,652

Consumer Staples Distribution & Retail (1.7%)
BJ’s Wholesale Club Holdings, Inc.*	40,625	2,708,062
Casey’s General Stores, Inc.	11,425	3,138,904
Grocery Outlet Holding Corp.*	27,536	742,371
Performance Food Group Co.*	48,049	3,322,588
Sprouts Farmers Market, Inc.*	30,798	1,481,692
US Foods Holding Corp.*	69,899	3,174,114

		14,567,731

Food Products (1.0%)
Darling Ingredients, Inc.*	49,078	2,446,048
Flowers Foods, Inc.	59,175	1,332,029
Ingredion, Inc.	20,353	2,208,911
Lancaster Colony Corp.	6,193	1,030,454
Pilgrim’s Pride Corp.*	12,876	356,150
Post Holdings, Inc.*	15,919	1,401,827

		8,775,419

Personal Care Products (0.4%)
BellRing Brands, Inc.*	40,845	2,264,038
Coty, Inc., Class A*	119,092	1,479,123

		3,743,161

Total Consumer Staples		31,936,963

Energy (4.6%)
Energy Equipment & Services (0.9%)
ChampionX Corp.	60,492	1,766,971
NOV, Inc.	121,173	2,457,388
Valaris Ltd.*	19,065	1,307,287
Weatherford International plc*	22,179	2,169,772

		7,701,418

Oil, Gas & Consumable Fuels (3.7%)
Antero Midstream Corp.	104,800	1,313,144
Antero Resources Corp.*	85,818	1,946,352
Chesapeake Energy Corp. (x)	34,619	2,663,586
Chord Energy Corp.	12,780	2,124,420
Civitas Resources, Inc.	26,756	1,829,575
CNX Resources Corp.*	46,677	933,540
DT Midstream, Inc.	29,408	1,611,558
Equitrans Midstream Corp.	133,881	1,362,909
HF Sinclair Corp.	49,225	2,735,433
Matador Resources Co.	34,098	1,938,812
Murphy Oil Corp.	45,649	1,947,386
Ovintiv, Inc.	78,087	3,429,581
PBF Energy, Inc., Class A	33,560	1,475,298
Permian Resources Corp.	127,429	1,733,034
Range Resources Corp.	74,033	2,253,565
Southwestern Energy Co.*	335,310	2,196,281

		31,494,474

Total Energy		39,195,892

Financials (14.2%)
Banks (5.2%)
Associated Banc-Corp.	47,146	1,008,453
Bank OZK	33,080	1,648,376
Cadence Bank	56,201	1,662,988
Columbia Banking System, Inc.	65,140	1,737,935
Commerce Bancshares, Inc.	36,551	1,952,189
Cullen/Frost Bankers, Inc.	20,136	2,184,555
East West Bancorp, Inc.	43,856	3,155,439
First Financial Bankshares, Inc.	38,932	1,179,640
First Horizon Corp.	171,923	2,434,430
FNB Corp.	109,952	1,514,039
Glacier Bancorp, Inc.	34,605	1,429,879
Hancock Whitney Corp.	26,466	1,285,983
Home BancShares, Inc.	57,424	1,454,550
International Bancshares Corp.	15,443	838,864
New York Community Bancorp, Inc.	222,320	2,274,334
Old National Bancorp	90,303	1,525,218
Pinnacle Financial Partners, Inc.	23,693	2,066,503
Prosperity Bancshares, Inc.	29,465	1,995,664
SouthState Corp.	23,481	1,982,970
Synovus Financial Corp.	47,157	1,775,461
Texas Capital Bancshares, Inc.*	13,892	897,840
UMB Financial Corp.	13,103	1,094,756
United Bankshares, Inc.	41,819	1,570,303
Valley National Bancorp	133,977	1,454,990
Webster Financial Corp.	53,892	2,735,558
Wintrust Financial Corp.	18,726	1,736,836

		44,597,753

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	12,085	1,829,911
Carlyle Group, Inc. (The)	72,936	2,967,766
Evercore, Inc., Class A	12,266	2,098,099
Federated Hermes, Inc., Class B	27,167	919,874
Houlihan Lokey, Inc., Class A	17,308	2,075,402
Interactive Brokers Group, Inc., Class A	34,173	2,832,942
Janus Henderson Group plc	46,091	1,389,644
Jefferies Financial Group, Inc.	58,630	2,369,238
Morningstar, Inc.	8,007	2,291,924
SEI Investments Co.	33,892	2,153,836
Stifel Financial Corp.	35,298	2,440,857

		23,369,493

Consumer Finance (0.6%)
Ally Financial, Inc.	83,533	2,916,972
FirstCash Holdings, Inc.	11,705	1,268,705
SLM Corp.	69,570	1,330,179

		5,515,856

Financial Services (1.3%)
Essent Group Ltd.	32,922	1,736,306
Euronet Worldwide, Inc.*	13,751	1,395,589
MGIC Investment Corp.	84,616	1,632,243
Voya Financial, Inc.	34,802	2,539,154
Western Union Co. (The)	102,884	1,226,377
WEX, Inc.*	13,218	2,571,562

		11,101,231

Insurance (3.8%)
American Financial Group, Inc.	20,737	2,465,422
Brighthouse Financial, Inc.*	20,273	1,072,847
CNO Financial Group, Inc.	35,498	990,394
Erie Indemnity Co., Class A	7,675	2,570,511
Fidelity National Financial, Inc.	24,665	1,258,408
First American Financial Corp.	31,722	2,044,166
Hanover Insurance Group, Inc. (The)	11,182	1,357,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Kemper Corp.	18,845	$917,186
Kinsale Capital Group, Inc.	6,754	2,261,982
Old Republic International Corp.	85,066	2,500,940
Primerica, Inc.	11,006	2,264,595
Reinsurance Group of America, Inc.	20,689	3,347,067
RenaissanceRe Holdings Ltd.	16,038	3,143,448
RLI Corp.	12,178	1,621,135
Selective Insurance Group, Inc.	18,638	1,854,108
Unum Group	57,090	2,581,610

		32,251,538

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	166,992	3,234,635
Starwood Property Trust, Inc. (REIT) (x)	91,436	1,921,985

		5,156,620

Total Financials		121,992,491

Health Care (7.0%)
Biotechnology (1.4%)
Arrowhead Pharmaceuticals, Inc.*	32,555	996,183
Exelixis, Inc.*	97,972	2,350,348
Halozyme Therapeutics, Inc.*	40,595	1,500,391
Neurocrine Biosciences, Inc.*	30,049	3,959,256
United Therapeutics Corp.*	14,442	3,175,652

		11,981,830

Health Care Equipment & Supplies (2.2%)
Enovis Corp.*	14,463	810,217
Envista Holdings Corp.*	51,210	1,232,113
Globus Medical, Inc., Class A*	35,290	1,880,604
Haemonetics Corp.*	15,482	1,323,866
Inari Medical, Inc.*	15,926	1,033,916
Integra LifeSciences Holdings Corp.*	20,913	910,761
Lantheus Holdings, Inc.*	21,336	1,322,832
LivaNova plc*	15,877	821,476
Masimo Corp.*	13,879	1,626,758
Neogen Corp.*	60,473	1,216,112
Penumbra, Inc.*	11,828	2,975,215
QuidelOrtho Corp.*	15,446	1,138,370
Shockwave Medical, Inc.*	11,309	2,155,043

		18,447,283

Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	28,216	2,194,076
Amedisys, Inc.*	9,474	900,598
Chemed Corp.	4,518	2,641,901
Encompass Health Corp.	30,761	2,052,374
HealthEquity, Inc.*	26,301	1,743,756
Option Care Health, Inc.*	54,390	1,832,399
Patterson Cos., Inc.	25,297	719,700
Progyny, Inc.*	23,942	890,164
R1 RCM, Inc.*	59,628	630,268
Tenet Healthcare Corp.*	31,651	2,391,866

		15,997,102

Health Care Technology (0.1%)
Doximity, Inc., Class A*	35,916	1,007,084

Life Sciences Tools & Services (1.0%)
Azenta, Inc.*	18,710	1,218,769
Bruker Corp.	29,572	2,172,951
Medpace Holdings, Inc.*	7,148	2,191,076
Repligen Corp.*	15,956	2,868,889
Sotera Health Co. (x)*	30,747	518,087

		8,969,772

Pharmaceuticals (0.4%)
Jazz Pharmaceuticals plc*	19,165	2,357,295
Perrigo Co. plc	41,521	1,336,146

		3,693,441

Total Health Care		60,096,512

Industrials (19.2%)
Aerospace & Defense (1.1%)
BWX Technologies, Inc.	28,230	2,166,088
Curtiss-Wright Corp.	11,570	2,577,680
Hexcel Corp.	25,992	1,916,910
Woodward, Inc.	18,592	2,530,929

		9,191,607

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	36,912	2,257,538

Building Products (3.1%)
Advanced Drainage Systems, Inc.	21,115	2,969,614
Carlisle Cos., Inc.	15,041	4,699,260
Fortune Brands Innovations, Inc.	39,047	2,973,038
Lennox International, Inc.	9,836	4,401,807
Owens Corning	27,644	4,097,670
Simpson Manufacturing Co., Inc.	13,266	2,626,403
Trex Co., Inc.*	33,234	2,751,443
UFP Industries, Inc.	19,037	2,390,095

		26,909,330

Commercial Services & Supplies (1.2%)
Brink’s Co. (The)	14,286	1,256,454
Clean Harbors, Inc.*	15,659	2,732,652
MSA Safety, Inc.	11,368	1,919,260
Stericycle, Inc.*	29,147	1,444,525
Tetra Tech, Inc.	16,385	2,735,148

		10,088,039

Construction & Engineering (1.8%)
AECOM	42,932	3,968,205
Comfort Systems USA, Inc.	10,862	2,233,987
EMCOR Group, Inc.	14,504	3,124,597
Fluor Corp.*	52,047	2,038,681
MasTec, Inc.*	18,908	1,431,714
MDU Resources Group, Inc.	63,795	1,263,141
Valmont Industries, Inc.	6,300	1,471,113

		15,531,438

Electrical Equipment (1.4%)
Acuity Brands, Inc.	9,391	1,923,559
EnerSys	12,496	1,261,596
nVent Electric plc	51,012	3,014,299
Regal Rexnord Corp.	20,405	3,020,348
Sensata Technologies Holding plc	46,317	1,740,130
Sunrun, Inc.*	67,961	1,334,074

		12,294,006

Ground Transportation (1.8%)
Avis Budget Group, Inc.	5,759	1,020,840

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hertz Global Holdings, Inc.*	40,122	$416,868
Knight-Swift Transportation Holdings, Inc., Class A	49,865	2,874,717
Landstar System, Inc.	10,617	2,055,982
Ryder System, Inc.	14,090	1,621,196
Saia, Inc.*	8,165	3,578,066
Werner Enterprises, Inc.	16,032	679,276
XPO, Inc.*	35,895	3,144,043

		15,390,988

Machinery (4.4%)
AGCO Corp.	18,933	2,298,656
Chart Industries, Inc. (x)*	12,916	1,760,838
Crane Co.	14,860	1,755,560
Donaldson Co., Inc.	36,035	2,354,887
Esab Corp.	17,235	1,492,896
Flowserve Corp.	40,375	1,664,257
Graco, Inc.	51,258	4,447,144
ITT, Inc.	25,264	3,014,500
Lincoln Electric Holdings, Inc.	17,667	3,841,866
Middleby Corp. (The)*	16,774	2,468,630
Oshkosh Corp.	20,094	2,178,391
RBC Bearings, Inc.*	8,941	2,547,201
Terex Corp.	20,319	1,167,530
Timken Co. (The)	20,088	1,610,053
Toro Co. (The)	31,648	3,037,892
Watts Water Technologies, Inc., Class A	7,986	1,663,803

		37,304,104

Marine Transportation (0.2%)
Kirby Corp.*	17,607	1,381,797

Professional Services (2.6%)
ASGN, Inc.*	14,894	1,432,356
CACI International, Inc., Class A*	7,010	2,270,259
Concentrix Corp.	14,561	1,430,036
ExlService Holdings, Inc.*	50,261	1,550,552
Exponent, Inc.	15,087	1,328,259
FTI Consulting, Inc.*	10,826	2,155,998
Genpact Ltd.	51,331	1,781,699
Insperity, Inc.	11,150	1,307,003
KBR, Inc.	41,933	2,323,507
ManpowerGroup, Inc.	15,257	1,212,474
Maximus, Inc.	19,200	1,610,112
Paylocity Holding Corp.*	13,250	2,184,262
Science Applications International Corp.	16,693	2,075,274

		22,661,791

Trading Companies & Distributors (1.3%)
Core & Main, Inc., Class A*	41,898	1,693,098
GATX Corp.	10,574	1,271,206
MSC Industrial Direct Co., Inc., Class A	14,237	1,441,639
Watsco, Inc.	10,375	4,445,376
WESCO International, Inc.	13,601	2,364,942

		11,216,261

Total Industrials		164,226,899

Information Technology (8.7%)
Communications Equipment (0.5%)
Calix, Inc.*	17,890	781,614
Ciena Corp.*	46,004	2,070,640
Lumentum Holdings, Inc.*	20,879	1,094,477

		3,946,731

Electronic Equipment, Instruments & Components (2.1%)
Arrow Electronics, Inc.*	16,798	2,053,555
Avnet, Inc.	28,125	1,417,500
Belden, Inc.	12,603	973,582
Cognex Corp.	51,093	2,132,622
Coherent Corp.*	40,339	1,755,957
Crane NXT Co.	14,592	829,847
IPG Photonics Corp.*	8,809	956,129
Littelfuse, Inc.	7,574	2,026,499
Novanta, Inc.*	11,019	1,855,710
TD SYNNEX Corp.	16,283	1,752,214
Vishay Intertechnology, Inc.	38,035	911,699
Vontier Corp.	47,121	1,628,030

		18,293,344

IT Services (0.7%)
GoDaddy, Inc., Class A*	44,307	4,703,631
Kyndryl Holdings, Inc.*	70,435	1,463,639

		6,167,270

Semiconductors & Semiconductor Equipment (2.6%)
Allegro MicroSystems, Inc.*	21,750	658,372
Amkor Technology, Inc.	31,759	1,056,622
Cirrus Logic, Inc.*	16,299	1,355,914
Lattice Semiconductor Corp.*	42,415	2,926,211
MACOM Technology Solutions Holdings, Inc.*	16,602	1,543,156
MKS Instruments, Inc.	19,341	1,989,609
Onto Innovation, Inc.*	15,117	2,311,389
Power Integrations, Inc.	16,479	1,353,091
Rambus, Inc.*	32,675	2,230,069
Silicon Laboratories, Inc.*	9,844	1,302,066
Synaptics, Inc.*	12,132	1,384,018
Universal Display Corp.	13,404	2,563,649
Wolfspeed, Inc.*	38,882	1,691,756

		22,365,922

Software (2.3%)
Aspen Technology, Inc.*	8,728	1,921,469
Blackbaud, Inc.*	13,553	1,175,045
CommVault Systems, Inc.*	13,676	1,092,029
Dolby Laboratories, Inc., Class A	18,326	1,579,335
Dropbox, Inc., Class A*	79,353	2,339,326
Dynatrace, Inc.*	74,278	4,062,264
Manhattan Associates, Inc.*	18,977	4,086,128
Qualys, Inc.*	11,297	2,217,375
Teradata Corp.*	30,095	1,309,433

		19,782,404

Technology Hardware, Storage & Peripherals (0.5%)
Super Micro Computer, Inc.*	14,249	4,050,421

Total Information Technology		74,606,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Materials (6.6%)
Chemicals (2.2%)
Ashland, Inc.	15,616	$1,316,585
Avient Corp.	28,165	1,170,819
Axalta Coating Systems Ltd.*	68,168	2,315,667
Cabot Corp.	17,213	1,437,285
Chemours Co. (The)	46,658	1,471,593
Livent Corp.*	55,092	990,554
NewMarket Corp.	2,102	1,147,335
Olin Corp.	38,473	2,075,618
RPM International, Inc.	39,712	4,433,051
Scotts Miracle-Gro Co. (The)	13,152	838,440
Westlake Corp.	10,106	1,414,436

		18,611,383

Construction Materials (0.4%)
Eagle Materials, Inc.	10,903	2,211,564
Knife River Corp.*	17,404	1,151,797

		3,363,361

Containers & Packaging (1.6%)
AptarGroup, Inc.	20,198	2,496,877
Berry Global Group, Inc.	37,225	2,508,593
Crown Holdings, Inc.	37,496	3,453,007
Graphic Packaging Holding Co.	96,291	2,373,573
Greif, Inc., Class A	7,477	490,416
Silgan Holdings, Inc.	25,444	1,151,341
Sonoco Products Co.	30,143	1,684,089

		14,157,896

Metals & Mining (2.2%)
Alcoa Corp.	55,779	1,896,486
Cleveland-Cliffs, Inc.*	156,531	3,196,363
Commercial Metals Co.	35,709	1,786,878
MP Materials Corp.*	44,114	875,663
Reliance Steel & Aluminum Co.	17,788	4,974,948
Royal Gold, Inc.	20,503	2,480,043
United States Steel Corp.	68,610	3,337,877

		18,548,258

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	19,703	1,395,564

Total Materials		56,076,462

Real Estate (7.3%)
Diversified REITs (0.5%)
WP Carey, Inc. (REIT)	68,194	4,419,653

Health Care REITs (0.8%)
Healthcare Realty Trust, Inc. (REIT), Class A	117,197	2,019,304
Medical Properties Trust, Inc. (REIT) (x)	184,139	904,123
Omega Healthcare Investors, Inc. (REIT)	75,352	2,310,292
Physicians Realty Trust (REIT)	70,875	943,346
Sabra Health Care REIT, Inc. (REIT)	70,946	1,012,400

		7,189,465

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	64,963	993,934

Industrial REITs (1.2%)
EastGroup Properties, Inc. (REIT)	13,970	2,564,054
First Industrial Realty Trust, Inc. (REIT)	40,697	2,143,511
Rexford Industrial Realty, Inc. (REIT)	64,872	3,639,319
STAG Industrial, Inc. (REIT)	55,286	2,170,528

		10,517,412

Office REITs (0.6%)
COPT Defense Properties (REIT)	31,885	817,213
Cousins Properties, Inc. (REIT)	46,704	1,137,242
Kilroy Realty Corp. (REIT)	33,381	1,329,899
Vornado Realty Trust (REIT)	50,501	1,426,653

		4,711,007

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	14,945	2,822,662

Residential REITs (0.8%)
Apartment Income REIT Corp. (REIT), Class A	45,919	1,594,767
Equity LifeStyle Properties, Inc. (REIT)	57,321	4,043,423
Independence Realty Trust, Inc. (REIT)	67,556	1,033,607

		6,671,797

Retail REITs (1.2%)
Agree Realty Corp. (REIT)	29,624	1,864,831
Brixmor Property Group, Inc. (REIT)	92,498	2,152,429
Kite Realty Group Trust (REIT)	67,505	1,543,164
NNN REIT, Inc. (REIT)	56,131	2,419,246
Spirit Realty Capital, Inc. (REIT)	43,490	1,900,078

		9,879,748

Specialized REITs (1.8%)
CubeSmart (REIT)	69,178	3,206,400
EPR Properties (REIT)	23,622	1,144,486
Gaming and Leisure Properties, Inc. (REIT)	82,461	4,069,450
Lamar Advertising Co. (REIT), Class A	27,236	2,894,642
National Storage Affiliates Trust (REIT)	24,530	1,017,259
PotlatchDeltic Corp. (REIT)	24,095	1,183,065
Rayonier, Inc. (REIT)	41,975	1,402,385

		14,917,687

Total Real Estate		62,123,365

Utilities (2.9%)
Electric Utilities (0.8%)
ALLETE, Inc.	17,662	1,080,208
IDACORP, Inc.	15,575	1,531,334
OGE Energy Corp.	61,632	2,152,806
PNM Resources, Inc.	25,642	1,066,707
Portland General Electric Co.	31,109	1,348,264

		7,179,319

Gas Utilities (0.9%)
National Fuel Gas Co.	28,254	1,417,503
New Jersey Resources Corp.	30,022	1,338,381
ONE Gas, Inc.	17,189	1,095,283
Southwest Gas Holdings, Inc.	18,476	1,170,455
Spire, Inc.	16,187	1,009,097
UGI Corp.	67,212	1,653,415

		7,684,134

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.6%)
Ormat Technologies, Inc.	16,479	$1,248,943
Vistra Corp.	105,711	4,071,988

		5,320,931

Multi-Utilities (0.3%)
Black Hills Corp.	21,292	1,148,704
Northwestern Energy Group, Inc.	18,525	942,737

		2,091,441

Water Utilities (0.3%)
Essential Utilities, Inc.	76,029	2,839,683

Total Utilities		25,115,508

Total Common Stocks (90.0%) (Cost $543,236,514)		771,350,005

SHORT-TERM INVESTMENTS:
Investment Companies (5.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	1,095,309	1,095,309
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	2,528	2,528
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,445,777	1,445,777
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	45,104,366	45,140,450

Total Investment Companies		47,684,064

Total Short-Term Investments (5.5%) (Cost $47,669,732)		47,684,064

Total Investments in Securities (95.5%) (Cost $590,906,246)		819,034,069
Other Assets Less Liabilities (4.5%)		38,276,659

Net Assets (100%)		$857,310,728

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $9,237,298. This was collateralized by $7,050,422 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $2,543,614 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	306	3/2024	USD	85,970,700	4,336,031

					4,336,031

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$13,159,236	$—	$—	$13,159,236
Consumer Discretionary	122,820,585	—	—	122,820,585
Consumer Staples	31,936,963	—	—	31,936,963
Energy	39,195,892	—	—	39,195,892
Financials	121,992,491	—	—	121,992,491
Health Care	60,096,512	—	—	60,096,512
Industrials	164,226,899	—	—	164,226,899
Information Technology	74,606,092	—	—	74,606,092
Materials	56,076,462	—	—	56,076,462
Real Estate	62,123,365	—	—	62,123,365
Utilities	25,115,508	—	—	25,115,508
Futures	4,336,031	—	—	4,336,031
Short-Term Investments
Investment Companies	47,684,064	—	—	47,684,064

Total Assets	$823,370,100	$—	$—	$823,370,100

Total Liabilities	$—	$—	$—	$—

Total	$823,370,100	$—	$—	$823,370,100

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$4,336,031	*

Total		$4,336,031

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,133,420	$2,133,420

Total	$2,133,420	$2,133,420

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,987,286	$5,987,286

Total	$5,987,286	$5,987,286

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$79,120,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$136,921,503
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$223,863,793

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 16%)*	Net Proceeds of Sales and Redemptions (affiliated 28%)*	Net Realized Gain (Loss)
$ 21,996,602	$61,763,526	$(2,783,961)

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,900,912
Aggregate gross unrealized depreciation	(38,901,516)

Net unrealized appreciation	$227,999,396

Federal income tax cost of investments in securities and derivative instruments, if applicable	$595,370,704

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $590,906,246)	$819,034,069
Cash	36,561,902
Cash held as collateral at broker for futures	4,637,100
Dividends, interest and other receivables	1,198,649
Receivable for securities sold	669,295
Receivable for Portfolio shares sold	180,104
Securities lending income receivable	5,574
Other assets	3,729

Total assets	862,290,422

LIABILITIES
Payable for return of collateral on securities loaned	2,543,614
Payable for securities purchased	990,692
Due to broker for futures variation margin	804,288
Investment management fees payable	302,911
Payable for Portfolio shares repurchased	125,751
Administrative fees payable	92,269
Distribution fees payable – Class IB	68,738
Trustees’ fees payable	43
Accrued expenses	51,388

Total liabilities	4,979,694

Commitments and contingent liabilities^
NET ASSETS	$857,310,728

Net assets were comprised of:
Paid in capital	$631,791,431
Total distributable earnings (loss)	225,519,297

Net assets	$857,310,728

Class IB
Net asset value, offering and redemption price per share, $330,709,672 / 14,621,067 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.62

Class K
Net asset value, offering and redemption price per share, $526,601,056 / 22,958,357 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.94

(x)	Includes value of securities on loan of $9,237,298.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $587 foreign withholding tax)	$13,692,968
Interest	1,958,500
Securities lending (net)	135,522

Total income	15,786,990

EXPENSES
Investment management fees	3,763,197
Administrative fees	1,069,348
Distribution fees – Class IB	798,738
Professional fees	91,307
Printing and mailing expenses	67,036
Custodian fees	58,000
Trustees’ fees	30,676
Miscellaneous	29,365

Gross expenses	5,907,667
Less: Waiver from investment manager	(89,617)

Net expenses	5,818,050

NET INVESTMENT INCOME (LOSS)	9,968,940

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	34,842,129
Futures contracts	2,133,420

Net realized gain (loss)	36,975,549

Change in unrealized appreciation (depreciation) on:
Investments in securities	69,740,256
Futures contracts	5,987,287

Net change in unrealized appreciation (depreciation)	75,727,543

NET REALIZED AND UNREALIZED GAIN (LOSS)	112,703,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,672,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,968,940	$7,695,290
Net realized gain (loss)	36,975,549	2,899,487
Net change in unrealized appreciation (depreciation)	75,727,543	(157,226,187)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	122,672,032	(146,631,410)

Distributions to shareholders:
Class IB	(12,045,128)	(11,269,741)
Class K	(19,896,411)	(19,525,672)

Total distributions to shareholders	(31,941,539)	(30,795,413)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 668,585 and 551,190 shares, respectively ]	14,324,933	11,856,105
Capital shares issued in reinvestment of dividends and distributions [ 539,771 and 562,157 shares, respectively ]	12,045,128	11,269,741
Capital shares repurchased [ (2,298,722) and (2,532,687) shares , respectively]	(49,379,169)	(54,337,300)

Total Class IB transactions	(23,009,108)	(31,211,454)

Class K
Capital shares sold [ 537,863 and 8,030,126 shares, respectively ]	11,809,799	177,029,279
Capital shares issued in reinvestment of dividends and distributions [ 878,706 and 957,170 shares, respectively ]	19,896,411	19,525,672
Capital shares repurchased [ (3,758,492) and (3,388,176) shares , respectively]	(83,122,987)	(71,999,228)

Total Class K transactions	(51,416,777)	124,555,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(74,425,885)	93,344,269

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,304,608	(84,082,554)
NET ASSETS:
Beginning of year	841,006,120	925,088,674

End of year	$857,310,728	$841,006,120

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/400 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$20.34	$24.94	$22.98	$21.77	$18.06

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.15	0.08	0.13	0.17
Net realized and unrealized gain (loss)	2.91	(4.03)	5.25	2.70	4.32

Total from investment operations	3.13	(3.88)	5.33	2.83	4.49

Less distributions:
Dividends from net investment income	(0.26)	(0.16)	(0.11)	(0.12)	(0.19)
Distributions from net realized gains	(0.59)	(0.56)	(3.26)	(1.50)	(0.59)

Total dividends and distributions	(0.85)	(0.72)	(3.37)	(1.62)	(0.78)

Net asset value, end of year	$22.62	$20.34	$24.94	$22.98	$21.77

Total return	15.44%	(15.50)%	23.63%	13.47%	24.90%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$330,710	$319,557	$427,324	$396,119	$388,635
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.84%	0.85%	0.85%
Before waivers (f)	0.86%	0.85%	0.84%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.04%	0.70%	0.32%	0.65%	0.83%
Before waivers (f)	1.03%	0.70%	0.32%	0.64%	0.83%
Portfolio turnover rate^	18%	19%	17%	22%	21%

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$20.61	$25.27	$23.23	$21.98	$18.22

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.22	0.15	0.18	0.23
Net realized and unrealized gain (loss)	2.95	(4.10)	5.32	2.74	4.36

Total from investment operations	3.23	(3.88)	5.47	2.92	4.59

Less distributions:
Dividends from net investment income	(0.31)	(0.22)	(0.17)	(0.17)	(0.24)
Distributions from net realized gains	(0.59)	(0.56)	(3.26)	(1.50)	(0.59)

Total dividends and distributions	(0.90)	(0.78)	(3.43)	(1.67)	(0.83)

Net asset value, end of year	$22.94	$20.61	$25.27	$23.23	$21.98

Total return	15.74%	(15.32)%	24.00%	13.76%	25.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$526,601	$521,449	$497,765	$489,812	$291,741
Ratio of expenses to average net assets:
After waivers (f)	0.60%	0.60%	0.59%	0.60%	0.60%
Before waivers (f)	0.61%	0.60%	0.59%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.29%	0.98%	0.56%	0.88%	1.10%
Before waivers (f)	1.28%	0.98%	0.56%	0.88%	1.09%
Portfolio turnover rate^	18%	19%	17%	22%	21%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	15.99%	8.76%	6.15%
Portfolio – Class K Shares	16.27	9.04	6.42
Russell 2000® Index	16.93	9.97	7.16

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 15.99% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 2000® Index, which returned 16.93% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Industrials, Technology, Consumer Discretionary, Financials and Health Care.

•	The stocks that contributed the most to performance were Super Micro Computer, Inc., ImmunoGen, Inc., MicroStrategy, Inc., Simpson Manufacturing Co., Inc. and e.l.f. Beauty, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Communication Services, Energy, Consumer Staples and Materials.

•	The stocks that detracted the most from performance were Halozyme Therapeutics, Inc., Patterson-UTI Energy, Inc., Silk Road Medical, Inc., Chegg, Inc. and Ventyx Biosciences, Inc.

Sector Weightings as of December 31, 2023	% of Net Assets
Industrials	15.3%
Financials	15.3
Health Care	13.8
Information Technology	12.2
Consumer Discretionary	9.9
Investment Companies	7.4
Energy	6.2
Real Estate	5.5
Materials	4.0
Consumer Staples	3.0
Utilities	2.5
Communication Services	2.1
Cash and Other	2.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number

EQ/2000 MANAGED VOLATILITY PORTFOLIO (Unaudited)

in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,076.90	$4.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.96	4.29
Class K
Actual	1,000.00	1,078.50	3.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.22	3.02

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.84% and 0.59%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	14,810	$493,469
AST SpaceMobile, Inc., Class A (x)*	93,456	563,540
ATN International, Inc.	13,384	521,575
Bandwidth, Inc., Class A*	28,770	416,302
Charge Enterprises, Inc. (x)*	149,102	17,013
Cogent Communications Holdings, Inc.	50,926	3,873,432
Consolidated Communications Holdings, Inc.*	89,466	389,177
EchoStar Corp., Class A (x)*	142,418	2,359,866
Globalstar, Inc. (x)*	794,518	1,541,365
IDT Corp., Class B*	18,182	619,824
Liberty Latin America Ltd., Class A*	42,918	313,730
Liberty Latin America Ltd., Class C*	169,052	1,240,842
Lumen Technologies, Inc. (x)*	1,160,224	2,123,210
Ooma, Inc.*	28,867	309,743
Shenandoah Telecommunications Co.	57,094	1,234,372

		16,017,460

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A (x)*	11,798	504,719
Atlanta Braves Holdings, Inc., Class C*	52,973	2,096,671
Cinemark Holdings, Inc.*	126,539	1,782,934
IMAX Corp.*	52,792	792,936
Lions Gate Entertainment Corp., Class A*	68,472	746,345
Lions Gate Entertainment Corp., Class B*	140,137	1,427,996
Loop Media, Inc. (x)*	40,668	40,668
Madison Square Garden Entertainment Corp., Class A*	46,221	1,469,365
Marcus Corp. (The) (x)	26,010	379,226
Playstudios, Inc.*	101,675	275,539
Reservoir Media, Inc. (x)*	26,443	188,539
Sphere Entertainment Co.*	30,655	1,041,044
Vivid Seats, Inc., Class A*	29,832	188,538

		10,934,520

Interactive Media & Services (0.6%)
Bumble, Inc., Class A*	116,493	1,717,107
Cargurus, Inc., Class A*	113,838	2,750,326
Cars.com, Inc.*	76,585	1,452,817
DHI Group, Inc.*	51,179	132,554
Eventbrite, Inc., Class A*	90,865	759,631
EverQuote, Inc., Class A*	24,642	301,618
fuboTV, Inc. (x)*	325,959	1,036,550
Grindr, Inc.*	46,161	405,293
MediaAlpha, Inc., Class A*	27,078	301,920
Nextdoor Holdings, Inc.*	179,618	339,478
Outbrain, Inc.*	49,597	217,235
QuinStreet, Inc.*	62,523	801,545
Shutterstock, Inc. (x)	28,395	1,370,911
System1, Inc. (x)*	29,966	66,524
TrueCar, Inc.*	107,732	372,753
Vimeo, Inc.*	175,203	686,796
Yelp, Inc., Class A*	77,506	3,669,134
Ziff Davis, Inc.*	54,190	3,641,026
ZipRecruiter, Inc., Class A*	78,900	1,096,710

		21,119,928

Media (0.6%)
Advantage Solutions, Inc. (x)*	105,877	383,275
AMC Networks, Inc., Class A*	37,307	700,998
Boston Omaha Corp., Class A*	28,086	441,793
Cardlytics, Inc.*	39,684	365,490
Clear Channel Outdoor Holdings, Inc.*	431,621	785,550
Daily Journal Corp.*	1,491	508,163
Emerald Holding, Inc.*	14,553	87,027
Entravision Communications Corp., Class A	73,253	305,465
EW Scripps Co. (The), Class A*	69,908	558,565
Gambling.com Group Ltd.*	12,324	120,159
Gannett Co., Inc.*	173,688	399,482
Gray Television, Inc.	97,300	871,808
iHeartMedia, Inc., Class A*	127,192	339,603
Integral Ad Science Holding Corp.*	56,450	812,315
John Wiley & Sons, Inc., Class A	42,396	1,345,649
Magnite, Inc.*	157,346	1,469,612
PubMatic, Inc., Class A*	50,813	828,760
Scholastic Corp.	31,424	1,184,685
Sinclair, Inc. (x)	37,783	492,312
Stagwell, Inc., Class A*	90,805	602,037
TechTarget, Inc.*	30,645	1,068,285
TEGNA, Inc.	234,904	3,594,031
Thryv Holdings, Inc.*	36,219	737,057
Townsquare Media, Inc., Class A	10,757	113,594
Urban One, Inc.*	15,556	54,913
Urban One, Inc., Class A*	10,622	42,806
WideOpenWest, Inc.*	60,645	245,612

		18,459,046

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	77,910	789,228
Spok Holdings, Inc.	18,678	289,136
Telephone and Data Systems, Inc.	115,435	2,118,232
Tingo Group, Inc. (r) (x)*	134,064	92,504

		3,289,100

Total Communication Services		69,820,054

Consumer Discretionary (9.9%)
Automobile Components (1.2%)
Adient plc*	110,008	3,999,891
American Axle & Manufacturing Holdings, Inc.*	134,171	1,182,047
Atmus Filtration Technologies, Inc.*	18,898	443,914
Cooper-Standard Holdings, Inc.*	19,453	380,112
Dana, Inc.	150,103	2,193,005
Dorman Products, Inc.*	30,682	2,559,186
Fox Factory Holding Corp.*	49,630	3,349,032
Gentherm, Inc.*	38,114	1,995,649
Goodyear Tire & Rubber Co. (The)*	327,551	4,690,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Holley, Inc.*	62,750	$305,592
LCI Industries	28,753	3,614,540
Luminar Technologies, Inc., Class A (x)*	313,459	1,056,357
Modine Manufacturing Co.*	59,863	3,573,821
Patrick Industries, Inc.	24,897	2,498,414
Solid Power, Inc. (x)*	178,324	258,570
Standard Motor Products, Inc.	24,872	990,154
Stoneridge, Inc.*	30,453	595,965
Visteon Corp.*	32,377	4,043,887
XPEL, Inc. (m)*	26,031	1,401,769

		39,132,435

Automobiles (0.1%)
Fisker, Inc., Class A (x)*	225,756	395,073
Livewire Group, Inc. (x)*	22,374	253,050
Winnebago Industries, Inc.	33,771	2,461,230
Workhorse Group, Inc. (x)*	204,384	73,578

		3,182,931

Broadline Retail (0.1%)
Big Lots, Inc. (x)	36,405	283,595
ContextLogic, Inc., Class A (x)*	25,648	152,605
Dillard’s, Inc., Class A (x)	4,004	1,616,215
Qurate Retail, Inc., Class B*	9,307	60,868
Savers Value Village, Inc.*	29,826	518,376

		2,631,659

Distributors (0.0%)†
Weyco Group, Inc.	6,830	214,189

Diversified Consumer Services (1.1%)
2U, Inc.*	95,810	117,846
Adtalem Global Education, Inc.*	46,243	2,726,025
Carriage Services, Inc., Class A	14,623	365,721
Chegg, Inc.*	138,807	1,576,848
Coursera, Inc.*	151,441	2,933,412
Duolingo, Inc., Class A*	34,016	7,716,530
European Wax Center, Inc., Class A*	40,237	546,821
Frontdoor, Inc.*	94,741	3,336,778
Graham Holdings Co., Class B	4,164	2,900,309
Laureate Education, Inc.	150,830	2,067,879
Lincoln Educational Services Corp.*	27,537	276,472
Nerdy, Inc. (x)*	73,047	250,551
OneSpaWorld Holdings Ltd.*	97,036	1,368,208
Perdoceo Education Corp.	77,335	1,358,003
Rover Group, Inc., Class A*	106,880	1,162,854
Strategic Education, Inc.	26,352	2,434,134
Stride, Inc.*	49,340	2,929,316
Udemy, Inc.*	102,230	1,505,848
Universal Technical Institute, Inc.*	40,820	511,066
WW International, Inc. (x)*	62,736	548,940

		36,633,561

Hotels, Restaurants & Leisure (2.0%)
Accel Entertainment, Inc., Class A*	62,058	637,336
Bally’s Corp. (x)*	33,942	473,152
Biglari Holdings, Inc., Class B*	909	149,921
BJ’s Restaurants, Inc.*	26,742	962,979
Bloomin’ Brands, Inc.	101,986	2,870,906
Bluegreen Vacations Holding Corp., Class A	12,454	935,545
Bowlero Corp., Class A (x)*	19,618	277,791
Brinker International, Inc.*	51,163	2,209,218
Carrols Restaurant Group, Inc.	41,805	329,423
Century Casinos, Inc.*	36,515	178,193
Cheesecake Factory, Inc. (The) (x)	57,018	1,996,200
Chuy’s Holdings, Inc.*	20,786	794,649
Cracker Barrel Old Country Store, Inc. (x)	25,400	1,957,832
Dave & Buster’s Entertainment, Inc.*	41,612	2,240,806
Denny’s Corp.*	62,843	683,732
Dine Brands Global, Inc.	18,228	905,020
El Pollo Loco Holdings, Inc.*	32,332	285,168
Empire Resorts, Inc. (r)*	6,727	—
Everi Holdings, Inc.*	99,186	1,117,826
First Watch Restaurant Group, Inc.*	25,835	519,284
Full House Resorts, Inc.*	42,180	226,507
Global Business Travel Group I*	36,288	234,058
Golden Entertainment, Inc.	23,298	930,289
Hilton Grand Vacations, Inc.*	93,688	3,764,384
Inspired Entertainment, Inc.*	24,971	246,713
International Game Technology plc	126,326	3,462,596
Jack in the Box, Inc.	23,659	1,931,284
Krispy Kreme, Inc. (x)	100,782	1,520,800
Kura Sushi USA, Inc., Class A*	6,854	520,904
Life Time Group Holdings, Inc.*	51,393	775,006
Light & Wonder, Inc.*	106,250	8,724,188
Lindblad Expeditions Holdings, Inc. (x)*	41,743	470,444
Monarch Casino & Resort, Inc.	15,830	1,094,645
Mondee Holdings, Inc., Class A (x)*	52,928	146,081
Nathan’s Famous, Inc.	3,278	255,717
Noodles & Co., Class A*	52,475	165,296
ONE Group Hospitality, Inc. (The)*	28,283	173,092
Papa John’s International, Inc.	38,244	2,915,340
PlayAGS, Inc.*	40,441	340,918
Portillo’s, Inc., Class A*	50,981	812,127
Potbelly Corp.*	27,855	290,249
RCI Hospitality Holdings, Inc.	10,059	666,509
Red Robin Gourmet Burgers, Inc.*	18,770	234,062
Red Rock Resorts, Inc., Class A	55,388	2,953,842
Rush Street Interactive, Inc.*	72,472	325,399
Sabre Corp.*	385,172	1,694,757
SeaWorld Entertainment, Inc.*	42,400	2,239,992
Shake Shack, Inc., Class A*	43,934	3,256,388
Six Flags Entertainment Corp.*	84,235	2,112,614
Super Group SGHC Ltd.*	152,723	484,132
Sweetgreen, Inc., Class A*	111,202	1,256,583
Target Hospitality Corp. (x)*	35,976	350,046
Xponential Fitness, Inc., Class A*	29,563	381,067

		64,481,010

Household Durables (2.1%)
Beazer Homes USA, Inc.*	34,631	1,170,181
Cavco Industries, Inc.*	10,178	3,527,898
Century Communities, Inc.	33,109	3,017,554
Cricut, Inc., Class A (x)	57,900	381,561

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Dream Finders Homes, Inc., Class A (x)*	28,248	$1,003,651
Ethan Allen Interiors, Inc.	26,274	838,666
GoPro, Inc., Class A*	149,106	517,398
Green Brick Partners, Inc.*	30,025	1,559,499
Helen of Troy Ltd.*	27,721	3,348,974
Hooker Furnishings Corp. (x)	12,418	323,861
Hovnanian Enterprises, Inc., Class A*	5,540	862,135
Installed Building Products, Inc.	27,575	5,041,262
iRobot Corp.*	31,563	1,221,488
KB Home	83,384	5,208,165
Landsea Homes Corp.*	23,499	308,777
La-Z-Boy, Inc.	49,982	1,845,335
Legacy Housing Corp.*	10,782	271,922
LGI Homes, Inc.*	24,216	3,224,603
Lovesac Co. (The)*	16,532	422,393
M.D.C. Holdings, Inc.	69,774	3,855,013
M/I Homes, Inc.*	31,341	4,316,909
Meritage Homes Corp.	42,378	7,382,248
Purple Innovation, Inc., Class A (x)	72,687	74,868
Skyline Champion Corp.*	62,335	4,628,997
Snap One Holdings Corp.*	23,676	210,953
Sonos, Inc.*	147,888	2,534,800
Taylor Morrison Home Corp., Class A*	121,137	6,462,659
Traeger, Inc.*	41,969	114,575
Tri Pointe Homes, Inc.*	114,207	4,042,928
United Homes Group, Inc. (x)*	3,046	25,678
Vizio Holding Corp., Class A*	91,167	701,986
VOXX International Corp., Class A*	14,363	153,397
Worthington Enterprises, Inc.	35,452	2,040,263

		70,640,597

Leisure Products (0.4%)
Acushnet Holdings Corp.	35,941	2,270,393
AMMO, Inc. (x)*	112,111	235,433
Clarus Corp.	35,111	242,090
Escalade, Inc. (x)	11,574	232,522
Funko, Inc., Class A*	41,876	323,702
JAKKS Pacific, Inc.*	8,573	304,770
Johnson Outdoors, Inc., Class A	6,544	349,581
Latham Group, Inc.*	48,729	128,157
Malibu Boats, Inc., Class A*	23,898	1,310,088
Marine Products Corp.	10,495	119,643
MasterCraft Boat Holdings, Inc.*	20,605	466,497
Smith & Wesson Brands, Inc.	52,638	713,771
Solo Brands, Inc., Class A*	29,624	182,484
Sturm Ruger & Co., Inc.	20,552	934,088
Topgolf Callaway Brands Corp.*	165,682	2,375,880
Vista Outdoor, Inc.*	67,300	1,990,061

		12,179,160

Specialty Retail (2.4%)
1-800-Flowers.com, Inc., Class A*	33,407	360,128
Aaron’s Co., Inc. (The)	37,356	406,433
Abercrombie & Fitch Co., Class A*	56,789	5,009,926
Academy Sports & Outdoors, Inc.	85,971	5,674,086
American Eagle Outfitters, Inc.	212,573	4,498,045
America’s Car-Mart, Inc.*	6,880	521,298
Arko Corp.	94,827	782,323
Asbury Automotive Group, Inc.*	24,090	5,419,527
BARK, Inc. (x)*	133,908	107,863
Beyond, Inc.*	53,006	1,467,736
Big 5 Sporting Goods Corp. (x)	27,195	172,416
Boot Barn Holdings, Inc.*	34,252	2,629,184
Buckle, Inc. (The)	35,899	1,705,921
Build-A-Bear Workshop, Inc.	15,133	347,908
Caleres, Inc.	39,816	1,223,546
Camping World Holdings, Inc., Class A	49,129	1,290,128
CarParts.com, Inc.*	61,115	193,123
Carvana Co. (x)*	111,606	5,908,422
Cato Corp. (The), Class A	23,024	164,391
Chico’s FAS, Inc.*	143,235	1,085,721
Children’s Place, Inc. (The)*	14,660	340,405
Designer Brands, Inc., Class A (x)	58,004	513,335
Destination XL Group, Inc.*	67,068	295,099
Duluth Holdings, Inc., Class B*	17,338	93,279
Envela Corp.*	3,794	18,439
EVgo, Inc., Class A (x)*	120,354	430,867
Foot Locker, Inc.	95,536	2,975,946
Genesco, Inc.*	14,532	511,672
Group 1 Automotive, Inc.	16,034	4,886,201
GrowGeneration Corp.*	69,644	174,806
Guess?, Inc.	33,822	779,935
Haverty Furniture Cos., Inc.	16,841	597,856
Hibbett, Inc.	14,999	1,080,228
J Jill, Inc.*	5,289	136,350
Lands’ End, Inc.*	16,966	162,195
Lazydays Holdings, Inc. (x)*	7,947	56,026
Leslie’s, Inc.*	204,465	1,412,853
MarineMax, Inc.*	25,235	981,642
Monro, Inc.	35,868	1,052,367
National Vision Holdings, Inc.*	89,405	1,871,247
ODP Corp. (The)*	37,917	2,134,727
OneWater Marine, Inc., Class A (x)*	13,281	448,765
PetMed Express, Inc.	24,970	188,773
Rent the Runway, Inc., Class A (x)*	66,735	35,203
Revolve Group, Inc., Class A (x)*	47,230	783,073
Sally Beauty Holdings, Inc.*	126,130	1,675,006
Shoe Carnival, Inc.	20,957	633,111
Signet Jewelers Ltd.	51,316	5,504,154
Sleep Number Corp.*	24,594	364,729
Sonic Automotive, Inc., Class A	18,441	1,036,569
Sportsman’s Warehouse Holdings, Inc. (x)*	46,059	196,211
Stitch Fix, Inc., Class A*	101,674	362,976
ThredUp, Inc., Class A*	86,725	195,131
Tile Shop Holdings, Inc.*	35,772	263,282
Tilly’s, Inc., Class A*	26,308	198,362
Torrid Holdings, Inc. (x)*	24,499	141,359
Upbound Group, Inc.	63,445	2,155,227
Urban Outfitters, Inc.*	74,241	2,649,661
Warby Parker, Inc., Class A*	99,597	1,404,318
Winmark Corp.	3,287	1,372,487
Zumiez, Inc.*	17,218	350,214

		79,432,211

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A (x)*	132,446	162,246
Figs, Inc., Class A (x)*	147,116	1,022,456
Fossil Group, Inc.*	54,555	79,650

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
G-III Apparel Group Ltd.*	47,562	$1,616,157
Hanesbrands, Inc.*	405,176	1,807,085
Kontoor Brands, Inc.	65,399	4,082,206
Movado Group, Inc.	18,664	562,720
Oxford Industries, Inc.	17,599	1,759,900
Rocky Brands, Inc.	7,643	230,666
Steven Madden Ltd.	87,580	3,678,360
Vera Bradley, Inc.*	27,322	210,379
Wolverine World Wide, Inc.	89,444	795,157

		16,006,982

Total Consumer Discretionary		324,534,735

Consumer Staples (3.0%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	5,555	5,157,262
Duckhorn Portfolio, Inc. (The)*	49,782	490,353
MGP Ingredients, Inc.	18,257	1,798,679
National Beverage Corp.*	27,861	1,385,249
Primo Water Corp.	182,053	2,739,898
Vita Coco Co., Inc. (The)*	32,899	843,859
Zevia PBC, Class A*	29,514	59,323

		12,474,623

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	37,056	2,132,202
Chefs’ Warehouse, Inc. (The)*	41,371	1,217,549
HF Foods Group, Inc.*	48,544	259,225
Ingles Markets, Inc., Class A	16,526	1,427,351
Natural Grocers by Vitamin Cottage, Inc.	12,264	196,224
PriceSmart, Inc.	29,777	2,256,501
SpartanNash Co.	39,730	911,804
Sprouts Farmers Market, Inc.*	119,265	5,737,839
United Natural Foods, Inc.*	67,289	1,092,100
Village Super Market, Inc., Class A	11,321	296,950
Weis Markets, Inc.	19,366	1,238,649

		16,766,394

Food Products (0.9%)
Alico, Inc.	8,197	238,369
B&G Foods, Inc. (x)	83,554	877,317
Benson Hill, Inc. (x)*	219,670	38,179
Beyond Meat, Inc. (x)*	69,650	619,885
BRC, Inc., Class A (x)*	46,094	167,321
Calavo Growers, Inc.	19,918	585,788
Cal-Maine Foods, Inc.	47,748	2,740,258
Dole plc	84,092	1,033,491
Forafric Global plc (x)*	6,009	63,635
Fresh Del Monte Produce, Inc.	39,598	1,039,447
Hain Celestial Group, Inc. (The)*	105,094	1,150,779
J & J Snack Foods Corp.	17,521	2,928,460
John B Sanfilippo & Son, Inc.	10,277	1,058,942
Lancaster Colony Corp.	22,725	3,781,213
Limoneira Co. (x)	20,354	419,903
Mission Produce, Inc.*	55,793	562,951
Seneca Foods Corp., Class A*	6,282	329,428
Simply Good Foods Co. (The)*	105,611	4,182,196
Sovos Brands, Inc.*	64,284	1,416,177
SunOpta, Inc.*	110,741	605,753
TreeHouse Foods, Inc.*	59,957	2,485,218
Utz Brands, Inc.	83,997	1,364,111
Vital Farms, Inc.*	36,835	577,941
Westrock Coffee Co. (x)*	32,509	331,917

		28,598,679

Household Products (0.3%)
Central Garden & Pet Co.*	11,411	571,805
Central Garden & Pet Co., Class A*	46,277	2,038,039
Energizer Holdings, Inc.	83,371	2,641,193
Oil-Dri Corp. of America	5,460	366,257
WD-40 Co.	15,796	3,776,350

		9,393,644

Personal Care Products (0.8%)
Beauty Health Co. (The) (x)*	99,834	310,484
BellRing Brands, Inc.*	154,347	8,555,454
e.l.f. Beauty, Inc.*	62,780	9,061,665
Edgewell Personal Care Co.	58,980	2,160,437
Herbalife Ltd.*	116,147	1,772,403
Inter Parfums, Inc.	21,353	3,075,046
Medifast, Inc.	12,614	847,913
Nature’s Sunshine Products, Inc.*	15,174	262,359
Nu Skin Enterprises, Inc., Class A	58,586	1,137,740
USANA Health Sciences, Inc.*	13,082	701,195
Waldencast plc, Class A (x)*	41,493	453,934

		28,338,630

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	19,542	237,044
Turning Point Brands, Inc.	19,287	507,634
Universal Corp.	28,337	1,907,647
Vector Group Ltd.	167,349	1,887,697

		4,540,022

Total Consumer Staples		100,111,992

Energy (6.2%)
Energy Equipment & Services (2.2%)
Archrock, Inc.	161,922	2,493,599
Atlas Energy Solutions, Inc. (x)	20,694	356,351
Borr Drilling Ltd. (x)*	253,016	1,862,198
Bristow Group, Inc., Class A*	27,189	768,633
Cactus, Inc., Class A	75,195	3,413,853
ChampionX Corp.	229,112	6,692,361
Core Laboratories, Inc.	55,096	972,995
Diamond Offshore Drilling, Inc.*	117,121	1,522,573
DMC Global, Inc.*	23,156	435,796
Dril-Quip, Inc.*	39,991	930,590
Expro Group Holdings NV*	104,170	1,658,386
Forum Energy Technologies, Inc.*	10,178	225,646
Helix Energy Solutions Group, Inc.*	165,642	1,702,800
Helmerich & Payne, Inc.	113,282	4,103,074
KLX Energy Services Holdings, Inc. (x)*	13,891	156,413
Kodiak Gas Services, Inc.	17,685	355,115
Liberty Energy, Inc., Class A	191,161	3,467,660
Mammoth Energy Services, Inc.*	24,737	110,327
Nabors Industries Ltd.*	10,768	878,992
Newpark Resources, Inc.*	86,132	571,916
Noble Corp. plc	131,022	6,310,019
Oceaneering International, Inc.*	117,135	2,492,633

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Oil States International, Inc.*	72,583	$492,839
Patterson-UTI Energy, Inc.	411,367	4,442,764
ProFrac Holding Corp., Class A (x)*	29,304	248,498
ProPetro Holding Corp.*	115,885	971,116
Ranger Energy Services, Inc., Class A	17,085	174,779
RPC, Inc.	99,617	725,212
SEACOR Marine Holdings, Inc.*	27,137	341,655
Seadrill Ltd.*	58,860	2,782,901
Select Water Solutions, Inc., Class A	93,505	709,703
Solaris Oilfield Infrastructure, Inc., Class A	37,834	301,159
TETRA Technologies, Inc.*	147,236	665,507
Tidewater, Inc.*	54,699	3,944,345
US Silica Holdings, Inc.*	88,583	1,001,874
Valaris Ltd.*	70,677	4,846,322
Weatherford International plc*	82,837	8,103,944

		71,234,548

Oil, Gas & Consumable Fuels (4.0%)
Amplify Energy Corp.*	45,043	267,105
Ardmore Shipping Corp.	47,791	673,375
Berry Corp.	89,639	630,162
California Resources Corp.	82,691	4,521,544
Callon Petroleum Co.*	71,480	2,315,952
Centrus Energy Corp., Class A*	14,278	776,866
Chord Energy Corp.	48,688	8,093,406
Civitas Resources, Inc.	94,071	6,432,575
Clean Energy Fuels Corp.*	199,318	763,388
CNX Resources Corp.*	183,316	3,666,320
Comstock Resources, Inc. (x)	108,035	956,110
CONSOL Energy, Inc.	35,547	3,573,540
Crescent Energy Co., Class A (x)	89,651	1,184,290
CVR Energy, Inc.	34,840	1,055,652
Delek US Holdings, Inc.	75,117	1,938,018
DHT Holdings, Inc.	161,201	1,581,382
Dorian LPG Ltd. (x)	40,110	1,759,626
Empire Petroleum Corp.*	12,224	134,342
Encore Energy Corp. (x)*	170,397	669,660
Energy Fuels, Inc. (x)*	180,833	1,300,189
Enviva, Inc. (x)	39,638	39,471
Equitrans Midstream Corp.	508,176	5,173,232
Evolution Petroleum Corp.	35,253	204,820
Excelerate Energy, Inc., Class A	20,831	322,047
FLEX LNG Ltd. (x)	35,010	1,017,390
FutureFuel Corp.	34,370	208,970
Gevo, Inc. (x)*	269,044	312,091
Golar LNG Ltd.	116,640	2,681,554
Granite Ridge Resources, Inc. (x)	39,637	238,615
Green Plains, Inc.*	53,568	1,350,985
Gulfport Energy Corp.*	13,029	1,735,463
Hallador Energy Co.*	25,194	222,715
HighPeak Energy, Inc. (x)	13,136	187,057
International Seaways, Inc.	47,410	2,156,207
Kinetik Holdings, Inc., Class A (x)	21,165	706,911
Kosmos Energy Ltd.*	531,072	3,563,493
Magnolia Oil & Gas Corp., Class A	211,099	4,494,298
Matador Resources Co.	131,827	7,495,683
Murphy Oil Corp.	172,909	7,376,298
NACCO Industries, Inc., Class A	4,787	174,725
NextDecade Corp. (x)*	90,805	433,140
Nordic American Tankers Ltd.	241,195	1,013,019
Northern Oil and Gas, Inc. (x)	102,397	3,795,857
Overseas Shipholding Group, Inc., Class A	71,837	378,581
Par Pacific Holdings, Inc.*	64,449	2,344,010
PBF Energy, Inc., Class A	131,079	5,762,233
Peabody Energy Corp.	133,035	3,235,411
Permian Resources Corp.	455,365	6,192,964
PrimeEnergy Resources Corp.*	845	89,866
REX American Resources Corp.*	17,849	844,258
Riley Exploration Permian, Inc. (x)	10,932	297,788
Ring Energy, Inc. (x)*	136,353	199,075
SandRidge Energy, Inc.	27,542	376,499
Scorpio Tankers, Inc.	56,852	3,456,602
SFL Corp. Ltd.	132,544	1,495,096
SilverBow Resources, Inc.*	24,526	713,216
Sitio Royalties Corp., Class A (x)	95,625	2,248,144
SM Energy Co.	138,225	5,352,072
Talos Energy, Inc.*	126,808	1,804,478
Teekay Corp.*	76,731	548,627
Teekay Tankers Ltd., Class A	27,502	1,374,275
Tellurian, Inc. (x)*	626,442	473,339
Uranium Energy Corp. (x)*	439,824	2,814,874
VAALCO Energy, Inc.	128,758	578,123
Verde Clean Fuels, Inc. (x)*	4,626	10,917
Vertex Energy, Inc. (x)*	75,168	254,819
Vital Energy, Inc.*	27,161	1,235,554
Vitesse Energy, Inc.	28,851	631,548
W&T Offshore, Inc.	120,419	392,566
World Kinect Corp.	72,496	1,651,459

		131,953,937

Total Energy		203,188,485

Financials (15.3%)
Banks (8.5%)
1st Source Corp.	19,591	1,076,525
ACNB Corp. (x)	9,778	437,663
Amalgamated Financial Corp.	20,773	559,625
Amerant Bancorp, Inc., Class A	30,329	745,184
American National Bankshares, Inc.	12,084	589,095
Ameris Bancorp	76,206	4,042,728
Ames National Corp. (x)	10,011	213,635
Arrow Financial Corp.	17,317	483,837
Associated Banc-Corp.	176,115	3,767,100
Atlantic Union Bankshares Corp. (x)	86,480	3,159,979
Axos Financial, Inc.*	65,463	3,574,280
Banc of California, Inc.	151,143	2,029,850
BancFirst Corp.	25,671	2,498,558
Bancorp, Inc. (The)*	60,849	2,346,337
Bank First Corp.	10,968	950,487
Bank of Hawaii Corp. (x)	41,748	3,025,060
Bank of Marin Bancorp	18,110	398,782
Bank of NT Butterfield & Son Ltd. (The)	58,907	1,885,613
Bank7 Corp.	4,341	118,726
BankUnited, Inc.	85,647	2,777,532
Bankwell Financial Group, Inc.	5,933	179,058
Banner Corp.	39,415	2,111,067

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Bar Harbor Bankshares	17,187	$504,610
BayCom Corp.	14,946	352,576
BCB Bancorp, Inc.	17,712	227,599
Berkshire Hills Bancorp, Inc.	50,744	1,259,974
Blue Foundry Bancorp (x)*	30,672	296,598
Blue Ridge Bankshares, Inc.	21,840	66,175
Bridgewater Bancshares, Inc.*	26,101	352,886
Brookline Bancorp, Inc.	100,510	1,096,564
Burke & Herbert Financial Services Corp. (x)	7,476	470,240
Business First Bancshares, Inc.	27,620	680,833
Byline Bancorp, Inc.	28,502	671,507
C&F Financial Corp.	3,719	253,599
Cadence Bank	209,824	6,208,692
Cambridge Bancorp	8,936	620,158
Camden National Corp.	16,783	631,544
Capital Bancorp, Inc.	11,538	279,220
Capital City Bank Group, Inc.	15,514	456,577
Capitol Federal Financial, Inc.	150,053	967,842
Capstar Financial Holdings, Inc.	22,790	427,085
Carter Bankshares, Inc.*	26,442	395,837
Cathay General Bancorp	80,047	3,567,695
Central Pacific Financial Corp.	32,457	638,754
Central Valley Community Bancorp	11,062	247,236
Chemung Financial Corp.	4,072	202,786
ChoiceOne Financial Services, Inc. (x)	7,185	210,520
Citizens & Northern Corp.	17,795	399,142
Citizens Financial Services, Inc. (x)	4,741	306,838
City Holding Co.	17,085	1,883,792
Civista Bancshares, Inc.	17,787	327,992
CNB Financial Corp.	23,482	530,458
Coastal Financial Corp.*	12,454	553,082
Codorus Valley Bancorp, Inc.	9,845	253,017
Colony Bankcorp, Inc.	22,063	293,438
Columbia Financial, Inc.*	34,175	658,894
Community Bank System, Inc.	61,315	3,195,125
Community Trust Bancorp, Inc.	18,262	800,971
ConnectOne Bancorp, Inc.	43,570	998,189
CrossFirst Bankshares, Inc.*	51,283	696,423
Customers Bancorp, Inc.*	33,628	1,937,645
CVB Financial Corp.	153,200	3,093,108
Dime Community Bancshares, Inc.	41,101	1,106,850
Eagle Bancorp, Inc.	33,922	1,022,409
Eastern Bankshares, Inc.	180,582	2,564,264
Enterprise Bancorp, Inc.	11,976	386,346
Enterprise Financial Services Corp.	42,654	1,904,501
Equity Bancshares, Inc., Class A	17,463	591,996
Esquire Financial Holdings, Inc.	7,905	394,934
ESSA Bancorp, Inc. (x)	8,341	166,987
Evans Bancorp, Inc.	5,468	172,406
Farmers & Merchants Bancorp, Inc.	14,627	362,750
Farmers National Banc Corp. (x)	41,925	605,816
FB Financial Corp.	41,705	1,661,944
Fidelity D&D Bancorp, Inc.	5,241	304,135
Financial Institutions, Inc.	17,471	372,132
First Bancorp (Nasdaq Stock Exchange)	42,977	1,590,579
First Bancorp (New York Stock Exchange)	200,557	3,299,163
First Bancorp, Inc. (The)	11,994	338,471
First Bancshares, Inc. (The)	35,655	1,045,761
First Bank (x)	23,713	348,581
First Busey Corp.	61,033	1,514,839
First Business Financial Services, Inc.	9,041	362,544
First Commonwealth Financial Corp.	119,829	1,850,160
First Community Bankshares, Inc.	20,716	768,564
First Community Corp.	8,569	184,491
First Financial Bancorp	106,759	2,535,526
First Financial Bankshares, Inc.	151,656	4,595,177
First Financial Corp.	12,619	542,996
First Foundation, Inc.	58,931	570,452
First Interstate BancSystem, Inc., Class A	96,119	2,955,659
First Merchants Corp.	68,870	2,553,700
First Mid Bancshares, Inc.	25,903	897,798
First of Long Island Corp. (The)	25,045	331,596
First Western Financial, Inc.*	10,642	211,031
Five Star Bancorp	15,008	392,909
Flushing Financial Corp.	32,459	534,924
FS Bancorp, Inc.	7,705	284,777
Fulton Financial Corp.	187,336	3,083,551
FVCBankcorp, Inc. (x)*	20,131	285,860
German American Bancorp, Inc.	32,963	1,068,331
Glacier Bancorp, Inc.	129,773	5,362,220
Great Southern Bancorp, Inc.	10,628	630,772
Greene County Bancorp, Inc. (x)	8,048	226,954
Guaranty Bancshares, Inc.	10,439	350,959
Hancock Whitney Corp.	100,965	4,905,889
Hanmi Financial Corp.	35,037	679,718
HarborOne Bancorp, Inc.	49,304	590,662
HBT Financial, Inc.	15,728	332,018
Heartland Financial USA, Inc.	49,687	1,868,728
Heritage Commerce Corp.	69,617	690,601
Heritage Financial Corp.	39,933	854,167
Hilltop Holdings, Inc.	54,617	1,923,065
Hingham Institution For Savings (The) (x)	1,748	339,811
Home Bancorp, Inc.	8,516	357,757
Home BancShares, Inc.	221,950	5,621,994
HomeStreet, Inc.	22,850	235,355
HomeTrust Bancshares, Inc.	17,897	481,787
Hope Bancorp, Inc.	135,661	1,638,785
Horizon Bancorp, Inc.	49,653	710,534
Independent Bank Corp.	24,810	645,556
Independent Bank Corp./MA	50,882	3,348,544
Independent Bank Group, Inc.	42,526	2,163,723
International Bancshares Corp.	62,500	3,395,000
John Marshall Bancorp, Inc.	15,360	346,522
Kearny Financial Corp.	67,377	604,372
Lakeland Bancorp, Inc.	73,303	1,084,151
Lakeland Financial Corp.	28,586	1,862,664
LCNB Corp. (x)	12,293	193,861
Live Oak Bancshares, Inc.	39,539	1,799,024
Luther Burbank Corp.*	11,800	126,378
Macatawa Bank Corp.	33,702	380,159
MainStreet Bancshares, Inc.	8,098	200,911

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Mercantile Bank Corp.	18,435	$744,405
Metrocity Bankshares, Inc.	21,466	515,613
Metropolitan Bank Holding Corp.*	12,313	681,894
Mid Penn Bancorp, Inc.	16,371	397,488
Middlefield Banc Corp.	9,137	295,765
Midland States Bancorp, Inc.	24,508	675,440
MidWestOne Financial Group, Inc.	16,717	449,854
MVB Financial Corp.	14,245	321,367
National Bank Holdings Corp., Class A	37,852	1,407,716
National Bankshares, Inc. (x)	6,717	217,295
NBT Bancorp, Inc.	50,393	2,111,971
Nicolet Bankshares, Inc.	15,127	1,217,421
Northeast Bank	7,606	419,775
Northeast Community Bancorp, Inc.	14,765	261,931
Northfield Bancorp, Inc.	48,725	612,960
Northrim Bancorp, Inc.	6,333	362,311
Northwest Bancshares, Inc.	148,805	1,857,086
Norwood Financial Corp. (x)	7,353	241,987
Oak Valley Bancorp (x)	7,826	234,389
OceanFirst Financial Corp.	68,470	1,188,639
OFG Bancorp	53,675	2,011,739
Old National Bancorp	340,902	5,757,835
Old Second Bancorp, Inc.	51,001	787,455
Orange County Bancorp, Inc. (x)	5,938	357,705
Origin Bancorp, Inc.	34,301	1,220,087
Orrstown Financial Services, Inc.	12,027	354,796
Pacific Premier Bancorp, Inc.	109,250	3,180,268
Park National Corp.	16,846	2,238,160
Parke Bancorp, Inc.	13,624	275,886
Pathward Financial, Inc.	30,865	1,633,684
PCB Bancorp	12,813	236,144
Peapack-Gladstone Financial Corp.	20,048	597,831
Penns Woods Bancorp, Inc.	6,352	142,984
Peoples Bancorp, Inc.	39,783	1,343,074
Peoples Financial Services Corp. (x)	8,029	391,012
Pioneer Bancorp, Inc.*	14,314	143,283
Plumas Bancorp	6,358	262,903
Ponce Financial Group, Inc.*	24,378	237,929
Preferred Bank	12,551	916,851
Premier Financial Corp.	41,556	1,001,500
Primis Financial Corp.	23,806	301,384
Princeton Bancorp, Inc.	5,909	212,133
Provident Financial Services, Inc. (x)	84,533	1,524,130
QCR Holdings, Inc.	19,375	1,131,306
RBB Bancorp	19,300	367,472
Red River Bancshares, Inc.	6,076	340,924
Renasant Corp.	61,331	2,065,628
Republic Bancorp, Inc., Class A	10,118	558,109
S&T Bancorp, Inc.	44,772	1,496,280
Sandy Spring Bancorp, Inc.	51,535	1,403,813
Seacoast Banking Corp. of Florida	90,743	2,582,546
ServisFirst Bancshares, Inc.	59,272	3,949,293
Shore Bancshares, Inc.	35,706	508,811
Sierra Bancorp	16,245	366,325
Simmons First National Corp., Class A	145,379	2,884,319
SmartFinancial, Inc.	18,291	447,947
South Plains Financial, Inc.	12,924	374,279
Southern First Bancshares, Inc.*	9,723	360,723
Southern Missouri Bancorp, Inc.	11,035	589,159
Southern States Bancshares, Inc.	8,833	258,630
Southside Bancshares, Inc.	34,572	1,082,795
SouthState Corp.	88,582	7,480,750
Stellar Bancorp, Inc.	57,215	1,592,866
Sterling Bancorp, Inc.*	23,512	135,664
Stock Yards Bancorp, Inc.	31,900	1,642,531
Summit Financial Group, Inc.	12,865	394,827
Texas Capital Bancshares, Inc.*	55,721	3,601,248
Third Coast Bancshares, Inc.*	16,169	321,278
Timberland Bancorp, Inc.	8,643	271,909
Tompkins Financial Corp.	16,290	981,147
Towne Bank	81,761	2,433,207
TriCo Bancshares	36,513	1,568,964
Triumph Financial, Inc.*	26,121	2,094,382
TrustCo Bank Corp.	21,414	664,905
Trustmark Corp.	70,060	1,953,273
UMB Financial Corp.	51,524	4,304,830
United Bankshares, Inc.	152,256	5,717,213
United Community Banks, Inc.	131,121	3,836,600
Unity Bancorp, Inc.	9,490	280,809
Univest Financial Corp.	33,386	735,494
USCB Financial Holdings, Inc.*	13,831	169,430
Valley National Bancorp	502,277	5,454,728
Veritex Holdings, Inc.	60,403	1,405,578
Virginia National Bankshares Corp.	5,493	188,849
WaFd, Inc.	75,428	2,486,107
Washington Trust Bancorp, Inc.	19,878	643,650
WesBanco, Inc.	67,817	2,127,419
West Bancorp, Inc.	18,655	395,486
Westamerica Bancorp	29,808	1,681,469
WSFS Financial Corp.	70,500	3,238,065

		279,618,610

Capital Markets (1.2%)
AlTi Global, Inc. (x)*	23,760	208,138
Artisan Partners Asset Management, Inc., Class A	70,736	3,125,116
AssetMark Financial Holdings, Inc.*	25,300	757,735
B Riley Financial, Inc. (x)	23,752	498,554
Bakkt Holdings, Inc. (x)*	85,349	190,328
BGC Group, Inc., Class A	416,535	3,007,383
Brightsphere Investment Group, Inc.	38,337	734,537
Cohen & Steers, Inc.	30,359	2,299,087
Diamond Hill Investment Group, Inc.	3,254	538,830
Donnelley Financial Solutions, Inc.*	29,076	1,813,470
Forge Global Holdings, Inc.*	134,291	460,618
GCM Grosvenor, Inc., Class A	47,733	427,688
Hamilton Lane, Inc., Class A	42,509	4,822,221
MarketWise, Inc.	36,708	100,213
Moelis & Co., Class A	76,914	4,317,183
Open Lending Corp.*	116,944	995,193
P10, Inc., Class A	50,569	516,815
Patria Investments Ltd., Class A	62,376	967,452
Perella Weinberg Partners, Class A	50,274	614,851
Piper Sandler Cos.	20,182	3,529,226
PJT Partners, Inc., Class A	27,317	2,782,783

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Silvercrest Asset Management Group, Inc., Class A	11,948	$203,116
StepStone Group, Inc., Class A	62,101	1,976,675
StoneX Group, Inc.*	31,266	2,308,369
Value Line, Inc.	1,070	52,163
Victory Capital Holdings, Inc., Class A	31,887	1,098,188
Virtus Investment Partners, Inc.	8,146	1,969,377
WisdomTree, Inc.	158,861	1,100,907

		41,416,216

Consumer Finance (0.7%)
Atlanticus Holdings Corp.*	5,922	229,004
Bread Financial Holdings, Inc.	41,520	1,367,669
Consumer Portfolio Services, Inc. (x)*	11,897	111,475
Encore Capital Group, Inc.*	27,312	1,386,084
Enova International, Inc.*	35,017	1,938,541
FirstCash Holdings, Inc.	43,830	4,750,734
Green Dot Corp., Class A*	53,463	529,284
LendingClub Corp.*	122,497	1,070,624
LendingTree, Inc.*	12,894	390,946
Navient Corp.	102,440	1,907,433
Nelnet, Inc., Class A	15,006	1,323,829
NerdWallet, Inc., Class A (x)*	42,987	632,768
OppFi, Inc.*	17,445	89,318
PRA Group, Inc.*	45,392	1,189,270
PROG Holdings, Inc.*	53,308	1,647,750
Regional Management Corp.	9,030	226,472
Upstart Holdings, Inc. (x)*	85,145	3,479,025
World Acceptance Corp.*	4,575	597,175

		22,867,401

Financial Services (2.2%)
Acacia Research Corp. (x)*	42,918	168,239
Alerus Financial Corp.	21,384	478,788
A-Mark Precious Metals, Inc. (x)	21,651	654,943
AvidXchange Holdings, Inc.*	174,421	2,161,076
Banco Latinoamericano de Comercio Exterior SA, Class E	31,654	783,120
Cannae Holdings, Inc.*	84,111	1,641,006
Cantaloupe, Inc.*	70,514	522,509
Cass Information Systems, Inc.	16,081	724,449
Compass Diversified Holdings	72,719	1,632,541
Enact Holdings, Inc.	34,541	997,889
Essent Group Ltd.	121,902	6,429,111
Evertec, Inc.	76,019	3,112,218
Federal Agricultural Mortgage Corp., Class C	10,667	2,039,744
Finance of America Cos., Inc., Class A (x)*	59,046	64,951
Flywire Corp.*	123,614	2,861,664
I3 Verticals, Inc., Class A*	25,928	548,896
International Money Express, Inc.*	37,488	828,110
Jackson Financial, Inc., Class A	93,065	4,764,928
Marqeta, Inc., Class A*	564,183	3,937,997
Merchants Bancorp	18,645	793,904
Mr Cooper Group, Inc.*	75,377	4,908,550
NewtekOne, Inc.	27,981	386,138
NMI Holdings, Inc., Class A*	94,486	2,804,344
Ocwen Financial Corp.*	7,435	228,701
Pagseguro Digital Ltd., Class A*	231,202	2,883,089
Payoneer Global, Inc.*	303,183	1,579,583
Paysafe Ltd.*	39,421	504,195
Paysign, Inc. (x)*	30,453	85,268
PennyMac Financial Services, Inc.	29,704	2,624,942
Priority Technology Holdings, Inc.*	26,978	96,042
Radian Group, Inc.	177,582	5,069,966
Remitly Global, Inc.*	154,832	3,006,837
Repay Holdings Corp., Class A*	93,491	798,413
Security National Financial Corp., Class A*	14,670	132,030
StoneCo Ltd., Class A*	335,097	6,041,799
SWK Holdings Corp. (x)*	4,613	80,866
Velocity Financial, Inc.*	12,412	213,735
Walker & Dunlop, Inc.	37,008	4,108,258
Waterstone Financial, Inc.	22,779	323,462

		71,022,301

Insurance (1.6%)
Ambac Financial Group, Inc.*	50,387	830,378
American Coastal Insurance Corp. (x)*	22,607	213,862
American Equity Investment Life Holding Co.*	91,466	5,103,803
AMERISAFE, Inc.	22,411	1,048,387
BRP Group, Inc., Class A*	69,463	1,668,501
CNO Financial Group, Inc.	131,024	3,655,570
Crawford & Co., Class A	17,962	236,739
Donegal Group, Inc., Class A	17,153	239,970
eHealth, Inc.*	29,288	255,391
Employers Holdings, Inc.	30,846	1,215,332
Enstar Group Ltd.*	13,737	4,043,486
F&G Annuities & Life, Inc.	21,059	968,714
Fidelis Insurance Holdings Ltd.*	17,452	221,117
Genworth Financial, Inc., Class A*	540,173	3,608,356
GoHealth, Inc., Class A*	4,864	64,886
Goosehead Insurance, Inc., Class A*	24,807	1,880,371
Greenlight Capital Re Ltd., Class A*	32,260	368,409
HCI Group, Inc. (x)	7,797	681,458
Hippo Holdings, Inc. (x)*	13,196	120,348
Horace Mann Educators Corp.	47,316	1,547,233
Investors Title Co.	1,553	251,803
James River Group Holdings Ltd.	42,617	393,781
Kingsway Financial Services, Inc.*	12,678	106,495
Lemonade, Inc. (x)*	59,577	960,977
Maiden Holdings Ltd. (x)*	67,831	155,333
MBIA, Inc. (x)	55,676	340,737
Mercury General Corp.	31,504	1,175,414
National Western Life Group, Inc., Class A	2,674	1,291,595
NI Holdings, Inc.*	11,494	149,307
Oscar Health, Inc., Class A*	181,699	1,662,546
Palomar Holdings, Inc.*	28,072	1,557,996
ProAssurance Corp.	62,180	857,462
Safety Insurance Group, Inc.	16,534	1,256,419
Selective Insurance Group, Inc.	70,054	6,968,972
Selectquote, Inc.*	166,126	227,593
SiriusPoint Ltd.*	81,271	942,744
Skyward Specialty Insurance Group, Inc.*	27,464	930,480

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Stewart Information Services Corp.	30,815	$1,810,381
Tiptree, Inc., Class A	28,195	534,577
Trupanion, Inc. (x)*	46,507	1,418,929
United Fire Group, Inc.	25,744	517,969
Universal Insurance Holdings, Inc.	31,168	498,065

		51,981,886

Mortgage Real Estate Investment Trusts (REITs) (1.1%)
AFC Gamma, Inc. (REIT)	19,093	229,689
Angel Oak Mortgage REIT, Inc. (REIT) (x)	16,079	170,437
Apollo Commercial Real Estate Finance, Inc. (REIT)	165,851	1,947,091
Arbor Realty Trust, Inc. (REIT) (x)	203,356	3,086,944
Ares Commercial Real Estate Corp. (REIT) (x)	61,915	641,439
ARMOUR Residential REIT, Inc. (REIT) (x)	57,185	1,104,814
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	200,474	4,264,082
BrightSpire Capital, Inc. (REIT), Class A	148,305	1,103,389
Chicago Atlantic Real Estate Finance, Inc. (REIT)	19,335	312,840
Chimera Investment Corp. (REIT)	273,653	1,365,529
Claros Mortgage Trust, Inc. (REIT) (x)	106,671	1,453,926
Dynex Capital, Inc. (REIT)	65,660	822,063
Ellington Financial, Inc. (REIT) (x)	87,426	1,111,185
Franklin BSP Realty Trust, Inc. (REIT)	95,704	1,292,961
Granite Point Mortgage Trust, Inc. (REIT)	58,810	349,331
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	122,263	3,372,014
Invesco Mortgage Capital, Inc. (REIT) (x)	49,302	436,816
KKR Real Estate Finance Trust, Inc. (REIT)	68,441	905,474
Ladder Capital Corp. (REIT)	130,385	1,500,731
MFA Financial, Inc. (REIT)	120,237	1,355,071
New York Mortgage Trust, Inc. (REIT)	106,953	912,309
Nexpoint Real Estate Finance, Inc. (REIT)	9,478	149,279
Orchid Island Capital, Inc. (REIT) (x)	61,212	516,017
PennyMac Mortgage Investment Trust (REIT)	103,863	1,552,752
Ready Capital Corp. (REIT) (x)	186,935	1,916,084
Redwood Trust, Inc. (REIT)	133,869	991,969
TPG RE Finance Trust, Inc. (REIT)	79,511	516,822
Two Harbors Investment Corp. (REIT)	111,957	1,559,561

		34,940,619

Total Financials		501,847,033

Health Care (13.8%)
Biotechnology (6.7%)
2seventy bio, Inc. (x)*	61,983	264,667
4D Molecular Therapeutics, Inc.*	46,452	941,118
89bio, Inc.*	72,606	811,009
Aadi Bioscience, Inc.*	21,237	42,899
ACADIA Pharmaceuticals, Inc.*	140,877	4,410,859
ACELYRIN, Inc.*	38,133	284,472
Acrivon Therapeutics, Inc.*	10,673	52,511
Actinium Pharmaceuticals, Inc.*	30,274	153,792
Adicet Bio, Inc.*	38,674	73,094
ADMA Biologics, Inc.*	242,353	1,095,436
Aerovate Therapeutics, Inc. (x)*	11,795	266,921
Agenus, Inc. (x)*	402,914	333,572
Agios Pharmaceuticals, Inc.*	63,905	1,423,164
Akero Therapeutics, Inc.*	59,055	1,378,934
Aldeyra Therapeutics, Inc.*	56,088	196,869
Alector, Inc.*	75,091	599,226
Alkermes plc*	192,900	5,351,046
Allakos, Inc.*	80,365	219,396
Allogene Therapeutics, Inc.*	109,847	352,609
Allovir, Inc. (x)*	52,529	35,709
Alpine Immune Sciences, Inc. (x)*	38,816	739,833
Altimmune, Inc. (x)*	58,800	661,500
ALX Oncology Holdings, Inc.*	31,335	466,578
Amicus Therapeutics, Inc.*	330,351	4,687,681
AnaptysBio, Inc.*	21,553	461,665
Anavex Life Sciences Corp. (x)*	85,007	791,415
Anika Therapeutics, Inc.*	17,976	407,336
Annexon, Inc. (x)*	51,205	232,471
Apogee Therapeutics, Inc. (x)*	22,434	626,806
Arbutus Biopharma Corp. (x)*	145,568	363,920
Arcellx, Inc. (x)*	44,590	2,474,745
Arcturus Therapeutics Holdings, Inc.*	26,826	845,824
Arcus Biosciences, Inc.*	61,965	1,183,531
Arcutis Biotherapeutics, Inc. (x)*	91,940	296,966
Ardelyx, Inc.*	268,019	1,661,718
Arrowhead Pharmaceuticals, Inc.*	117,632	3,599,539
ARS Pharmaceuticals, Inc. (x)*	27,148	148,771
Astria Therapeutics, Inc.*	38,457	295,350
Atara Biotherapeutics, Inc. (x)*	123,729	63,448
Aura Biosciences, Inc.*	33,731	298,857
Aurinia Pharmaceuticals, Inc. (x)*	155,797	1,400,615
Avid Bioservices, Inc.*	71,398	464,087
Avidity Biosciences, Inc.*	85,097	770,128
Avita Medical, Inc. (x)*	30,695	421,135
Beam Therapeutics, Inc. (x)*	84,260	2,293,557
BioAtla, Inc.*	52,191	128,390
BioCryst Pharmaceuticals, Inc.*	218,072	1,306,251
Biohaven Ltd.*	79,531	3,403,927
Biomea Fusion, Inc. (x)*	24,317	353,083
BioVie, Inc., Class A (x)*	14,927	18,808
Bioxcel Therapeutics, Inc. (x)*	23,584	69,573
Bluebird Bio, Inc. (x)*	131,190	181,042
Blueprint Medicines Corp.*	70,698	6,521,184
Bridgebio Pharma, Inc.*	133,138	5,374,781
Cabaletta Bio, Inc.*	40,033	908,749
CareDx, Inc.*	61,140	733,680
Caribou Biosciences, Inc.*	95,174	545,347
Carisma Therapeutics, Inc. (x)	32,495	95,210
Cartesian Therapeutics, Inc. (x)*	130,904	90,245
Catalyst Pharmaceuticals, Inc.*	116,752	1,962,601
Celcuity, Inc. (x)*	19,519	284,392
Celldex Therapeutics, Inc.*	54,307	2,153,816

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Century Therapeutics, Inc.*	25,837	$85,779
Cerevel Therapeutics Holdings, Inc.*	81,269	3,445,806
Cogent Biosciences, Inc.*	96,562	567,785
Coherus Biosciences, Inc. (x)*	116,025	386,363
Compass Therapeutics, Inc.*	106,747	166,525
Crinetics Pharmaceuticals, Inc.*	75,911	2,700,913
Cue Biopharma, Inc. (x)*	38,386	101,339
Cullinan Oncology, Inc.*	28,823	293,706
Cytokinetics, Inc.*	108,276	9,039,963
Day One Biopharmaceuticals, Inc.*	72,080	1,052,368
Deciphera Pharmaceuticals, Inc.*	61,524	992,382
Denali Therapeutics, Inc.*	137,347	2,947,467
Design Therapeutics, Inc.*	39,341	104,254
Disc Medicine, Inc.*	10,393	600,300
Dynavax Technologies Corp. (x)*	151,164	2,113,273
Dyne Therapeutics, Inc.*	48,899	650,357
Eagle Pharmaceuticals, Inc.*	13,307	69,596
Editas Medicine, Inc.*	95,631	968,742
Emergent BioSolutions, Inc. (x)*	60,529	145,270
Enanta Pharmaceuticals, Inc.*	24,720	232,615
Entrada Therapeutics, Inc. (x)*	25,598	386,274
Erasca, Inc. (x)*	100,058	213,124
Fate Therapeutics, Inc.*	106,651	398,875
Fennec Pharmaceuticals, Inc. (x)*	20,330	228,103
FibroGen, Inc.*	111,274	98,622
Foghorn Therapeutics, Inc. (x)*	24,170	155,896
Genelux Corp.*	21,348	299,085
Generation Bio Co.*	57,057	94,144
Geron Corp.*	584,941	1,234,225
Graphite Bio, Inc.*	28,698	75,189
Gritstone bio, Inc. (x)*	106,183	216,613
Halozyme Therapeutics, Inc.*	150,969	5,579,814
Heron Therapeutics, Inc. (x)*	132,039	224,466
HilleVax, Inc. (x)*	30,479	489,188
Humacyte, Inc. (x)*	74,197	210,719
Icosavax, Inc.*	35,143	553,854
Ideaya Biosciences, Inc.*	69,965	2,489,355
IGM Biosciences, Inc. (x)*	14,714	122,273
Immuneering Corp., Class A (x)*	23,991	176,334
ImmunityBio, Inc. (x)*	154,132	773,743
ImmunoGen, Inc.*	278,654	8,262,091
Immunovant, Inc.*	62,726	2,642,646
Inhibrx, Inc. (x)*	39,513	1,501,494
Inozyme Pharma, Inc. (x)*	55,500	236,430
Insmed, Inc.*	160,700	4,980,093
Intellia Therapeutics, Inc.*	102,566	3,127,237
Iovance Biotherapeutics, Inc. (x)*	266,646	2,167,832
Ironwood Pharmaceuticals, Inc., Class A*	159,487	1,824,531
iTeos Therapeutics, Inc.*	30,188	330,559
Janux Therapeutics, Inc.*	21,124	226,661
KalVista Pharmaceuticals, Inc.*	35,991	440,890
Karyopharm Therapeutics, Inc. (x)*	138,535	119,833
Keros Therapeutics, Inc.*	26,437	1,051,135
Kezar Life Sciences, Inc.*	86,406	81,861
Kiniksa Pharmaceuticals Ltd., Class A*	36,096	633,124
Kodiak Sciences, Inc.*	39,649	120,533
Krystal Biotech, Inc.*	25,127	3,117,256
Kura Oncology, Inc.*	82,031	1,179,606
Kymera Therapeutics, Inc.*	43,713	1,112,933
Larimar Therapeutics, Inc.*	28,056	127,655
Lexicon Pharmaceuticals, Inc. (x)*	110,647	169,290
Lineage Cell Therapeutics, Inc. (x)*	135,843	148,069
Lyell Immunopharma, Inc.*	210,909	409,163
MacroGenics, Inc.*	74,558	717,248
Madrigal Pharmaceuticals, Inc. (x)*	17,201	3,979,967
MannKind Corp.*	301,661	1,098,046
MeiraGTx Holdings plc*	38,712	271,758
Merrimack Pharmaceuticals, Inc.*	11,608	155,663
Mersana Therapeutics, Inc.*	118,566	275,073
MiMedx Group, Inc.*	133,774	1,173,198
Mineralys Therapeutics, Inc. (x)*	22,582	194,205
Mirum Pharmaceuticals, Inc. (x)*	28,472	840,493
Monte Rosa Therapeutics, Inc. (x)*	38,417	217,056
Morphic Holding, Inc.*	42,716	1,233,638
Mural Oncology plc*	19,090	113,013
Myriad Genetics, Inc.*	94,383	1,806,491
Nkarta, Inc. (x)*	41,956	276,910
Novavax, Inc. (x)*	110,721	531,461
Nurix Therapeutics, Inc.*	57,219	590,500
Nuvalent, Inc., Class A*	30,894	2,273,489
Nuvectis Pharma, Inc.*	7,506	62,600
Ocean Biomedical, Inc. (x)*	7,387	4,875
Olema Pharmaceuticals, Inc.*	33,099	464,379
Omega Therapeutics, Inc. (x)*	27,908	84,003
Organogenesis Holdings, Inc., Class A*	83,395	341,086
ORIC Pharmaceuticals, Inc. (x)*	47,682	438,674
Outlook Therapeutics, Inc. (x)*	185,961	73,269
Ovid therapeutics, Inc.*	67,144	216,204
PDS Biotechnology Corp.*	32,489	161,470
PepGen, Inc. (x)*	12,443	84,612
PMV Pharmaceuticals, Inc.*	48,362	149,922
Poseida Therapeutics, Inc., Class A*	79,276	266,367
Precigen, Inc. (x)*	160,770	215,432
Prelude Therapeutics, Inc.*	9,096	38,840
Prime Medicine, Inc. (x)*	45,512	403,236
ProKidney Corp., Class A (x)*	51,770	92,151
Protagonist Therapeutics, Inc.*	66,400	1,522,552
Protalix BioTherapeutics, Inc. (x)*	63,478	112,991
Prothena Corp. plc*	49,052	1,782,550
PTC Therapeutics, Inc.*	83,764	2,308,536
Rallybio Corp.*	37,588	89,835
RAPT Therapeutics, Inc.*	35,282	876,758
RayzeBio, Inc.*	23,359	1,452,229
Recursion Pharmaceuticals, Inc., Class A (x)*	160,301	1,580,568
REGENXBIO, Inc.*	47,723	856,628
Relay Therapeutics, Inc.*	106,042	1,167,522
Reneo Pharmaceuticals, Inc.*	15,085	24,136
Replimune Group, Inc.*	57,479	484,548
REVOLUTION Medicines, Inc.*	167,208	4,795,525
Rhythm Pharmaceuticals, Inc.*	59,776	2,747,903
Rigel Pharmaceuticals, Inc.*	212,809	308,573
Rocket Pharmaceuticals, Inc.*	72,932	2,185,772
Sage Therapeutics, Inc.*	62,097	1,345,642
Sagimet Biosciences, Inc., Class A (x)*	6,180	33,496
Sana Biotechnology, Inc. (x)*	107,294	437,760

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sangamo Therapeutics, Inc. (x)*	167,455	$90,978
Savara, Inc. (x)*	105,018	493,585
Scholar Rock Holding Corp.*	64,488	1,212,374
Seres Therapeutics, Inc.*	120,340	168,476
SpringWorks Therapeutics, Inc.*	78,043	2,848,569
Stoke Therapeutics, Inc. (x)*	34,328	180,565
Summit Therapeutics, Inc. (x)*	140,126	365,729
Sutro Biopharma, Inc.*	72,242	309,918
Syndax Pharmaceuticals, Inc.*	77,386	1,672,311
Tango Therapeutics, Inc. (x)*	51,359	508,454
Tenaya Therapeutics, Inc. (x)*	56,401	182,739
TG Therapeutics, Inc. (x)*	161,209	2,753,450
Travere Therapeutics, Inc.*	85,564	769,220
Turnstone Biologics Corp. (x)*	7,368	18,752
Twist Bioscience Corp.*	66,455	2,449,531
Tyra Biosciences, Inc.*	16,300	225,755
UroGen Pharma Ltd. (x)*	22,865	342,975
Vanda Pharmaceuticals, Inc.*	64,110	270,544
Vaxcyte, Inc.*	109,050	6,848,340
Vaxxinity, Inc., Class A (x)*	47,718	40,560
Vera Therapeutics, Inc., Class A (x)*	39,714	610,801
Veracyte, Inc.*	84,825	2,333,536
Vericel Corp.*	55,596	1,979,774
Verve Therapeutics, Inc.*	59,586	830,629
Vigil Neuroscience, Inc. (x)*	17,907	60,526
Viking Therapeutics, Inc. (x)*	112,114	2,086,442
Vir Biotechnology, Inc.*	98,368	989,582
Viridian Therapeutics, Inc.*	48,551	1,057,441
Vor BioPharma, Inc. (x)*	44,116	99,261
Voyager Therapeutics, Inc.*	38,522	325,126
X4 Pharmaceuticals, Inc. (x)*	153,079	128,357
Xencor, Inc.*	66,730	1,416,678
XOMA Corp.*	7,288	134,828
Y-mAbs Therapeutics, Inc.*	45,079	307,439
Zentalis Pharmaceuticals, Inc.*	67,001	1,015,065
Zura Bio Ltd., Class A (x)*	19,804	92,485
Zymeworks, Inc.*	62,746	651,931

		221,603,058

Health Care Equipment & Supplies (2.5%)
Accuray, Inc.*	108,458	306,936
Alphatec Holdings, Inc.*	107,224	1,620,155
AngioDynamics, Inc.*	45,894	359,809
Artivion, Inc.*	45,319	810,304
AtriCure, Inc.*	53,598	1,912,913
Atrion Corp.	1,615	611,746
Avanos Medical, Inc.*	54,356	1,219,205
Axogen, Inc.*	48,354	330,258
Axonics, Inc.*	57,840	3,599,383
Beyond Air, Inc. (x)*	30,609	59,994
Butterfly Network, Inc. (x)*	170,534	184,177
Cerus Corp.*	208,428	450,204
ClearPoint Neuro, Inc.*	25,175	170,938
CONMED Corp.	35,655	3,904,579
Cutera, Inc. (x)*	21,291	75,051
CVRx, Inc.*	13,427	422,145
Embecta Corp.	66,492	1,258,694
Glaukos Corp.*	55,159	4,384,589
Haemonetics Corp.*	58,323	4,987,200
Inari Medical, Inc.*	62,208	4,038,543
Inmode Ltd.*	90,453	2,011,675
Inogen, Inc.*	29,495	161,928
Integer Holdings Corp.*	38,621	3,826,569
iRadimed Corp.	9,057	429,936
iRhythm Technologies, Inc.*	35,681	3,819,294
KORU Medical Systems, Inc. (x)*	29,591	72,646
Lantheus Holdings, Inc.*	79,121	4,905,502
LeMaitre Vascular, Inc.	22,723	1,289,757
LivaNova plc*	63,086	3,264,070
Merit Medical Systems, Inc.*	66,127	5,023,007
Nano-X Imaging Ltd. (x)*	55,395	352,866
Neogen Corp.*	253,414	5,096,155
Nevro Corp.*	40,864	879,393
Omnicell, Inc.*	51,728	1,946,525
OraSure Technologies, Inc.*	82,828	679,190
Orchestra BioMed Holdings, Inc. (x)*	16,939	154,653
Orthofix Medical, Inc.*	40,463	545,441
OrthoPediatrics Corp.*	18,643	606,084
Outset Medical, Inc.*	58,052	314,061
Paragon 28, Inc.*	50,528	628,063
PROCEPT BioRobotics Corp. (x)*	46,916	1,966,250
Pulmonx Corp.*	44,791	571,085
Pulse Biosciences, Inc. (x)*	17,100	209,304
RxSight, Inc.*	33,051	1,332,616
Sanara Medtech, Inc. (x)*	3,962	162,838
Semler Scientific, Inc.*	5,192	229,954
SI-BONE, Inc.*	46,245	970,682
Sight Sciences, Inc.*	26,242	135,409
Silk Road Medical, Inc.*	44,209	542,444
STAAR Surgical Co.*	55,941	1,745,919
Surmodics, Inc.*	15,844	575,929
Tactile Systems Technology, Inc.*	28,503	407,593
Tela Bio, Inc. (x)*	18,102	119,835
TransMedics Group, Inc.*	36,884	2,911,254
Treace Medical Concepts, Inc.*	53,114	677,203
UFP Technologies, Inc.*	8,159	1,403,674
Utah Medical Products, Inc.	4,264	359,114
Varex Imaging Corp.*	44,645	915,222
Vicarious Surgical, Inc., Class A*	82,926	30,409
Zimvie, Inc.*	31,801	564,468
Zynex, Inc. (x)*	23,957	260,892

		82,805,732

Health Care Providers & Services (2.3%)
23andMe Holding Co., Class A (x)*	353,877	323,267
Accolade, Inc.*	79,502	954,819
AdaptHealth Corp., Class A*	110,127	802,826
Addus HomeCare Corp.*	18,009	1,672,136
Agiliti, Inc.*	35,261	279,267
AirSculpt Technologies, Inc. (x)*	14,813	110,949
Alignment Healthcare, Inc.*	103,380	890,102
AMN Healthcare Services, Inc.*	45,783	3,428,231
Apollo Medical Holdings, Inc.*	50,328	1,927,562
Aveanna Healthcare Holdings, Inc.*	55,852	149,683
Brookdale Senior Living, Inc.*	216,770	1,261,601
Cano Health, Inc. (x)*	2,933	17,217
CareMax, Inc. (x)*	94,237	46,949
Castle Biosciences, Inc.*	29,948	646,278
Community Health Systems, Inc.*	154,223	482,718
CorVel Corp.*	10,154	2,510,170

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Cross Country Healthcare, Inc.*	40,446	$915,697
DocGo, Inc.*	94,060	525,795
Enhabit, Inc.*	57,844	598,685
Ensign Group, Inc. (The)	63,431	7,117,593
Fulgent Genetics, Inc.*	23,556	681,004
Guardant Health, Inc.*	130,623	3,533,352
HealthEquity, Inc.*	97,765	6,481,819
Hims & Hers Health, Inc.*	140,644	1,251,732
InfuSystem Holdings, Inc.*	21,117	222,573
Innovage Holding Corp.*	17,679	106,074
Invitae Corp. (x)*	308,690	193,487
Joint Corp. (The)*	17,642	169,540
LifeStance Health Group, Inc. (x)*	122,108	956,106
ModivCare, Inc.*	15,542	683,693
National HealthCare Corp.	14,674	1,356,171
National Research Corp.	16,571	655,549
NeoGenomics, Inc.*	148,143	2,396,954
OPKO Health, Inc. (x)*	473,775	715,400
Option Care Health, Inc.*	195,808	6,596,772
Owens & Minor, Inc.*	85,469	1,646,988
P3 Health Partners, Inc.*	51,688	72,880
Patterson Cos., Inc.	99,911	2,842,468
Pediatrix Medical Group, Inc.*	98,878	919,565
Pennant Group, Inc. (The)*	34,087	474,491
PetIQ, Inc., Class A*	31,448	621,098
Privia Health Group, Inc.*	130,934	3,015,410
Progyny, Inc.*	92,400	3,435,432
Quipt Home Medical Corp.*	47,655	242,564
RadNet, Inc.*	70,043	2,435,395
Select Medical Holdings Corp.	120,898	2,841,103
Surgery Partners, Inc. (x)*	87,904	2,812,049
US Physical Therapy, Inc.	17,308	1,612,067
Viemed Healthcare, Inc.*	39,687	311,543

		73,944,824

Health Care Technology (0.4%)
American Well Corp., Class A*	293,262	436,960
Computer Programs and Systems, Inc.*	17,290	193,648
Definitive Healthcare Corp., Class A*	53,021	527,029
Evolent Health, Inc., Class A*	128,078	4,230,416
Health Catalyst, Inc.*	65,568	607,160
HealthStream, Inc.	28,092	759,327
Multiplan Corp.*	444,869	640,611
OptimizeRx Corp.*	20,319	290,765
Phreesia, Inc.*	61,610	1,426,272
Schrodinger, Inc. (x)*	63,571	2,275,842
Sharecare, Inc. (x)*	376,280	406,382
Simulations Plus, Inc.	18,248	816,598
Veradigm, Inc.*	124,176	1,302,606

		13,913,616

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp.*	133,424	653,778
Akoya Biosciences, Inc.*	25,116	122,566
BioLife Solutions, Inc.*	41,873	680,436
Codexis, Inc.*	80,701	246,138
CryoPort, Inc.*	50,313	779,348
Cytek Biosciences, Inc. (x)*	139,441	1,271,702
Harvard Bioscience, Inc.*	44,602	238,621
MaxCyte, Inc. (x)*	105,203	494,454
Mesa Laboratories, Inc.	5,934	621,705
NanoString Technologies, Inc. (x)*	59,591	44,598
Nautilus Biotechnology, Inc., Class A*	63,061	188,552
OmniAb, Inc. (Earn Out Shares) (r)(x)*	14,714	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	107,275	661,887
Pacific Biosciences of California, Inc.*	293,308	2,877,351
Quanterix Corp.*	40,536	1,108,254
Quantum-Si, Inc. (x)*	117,987	237,154
Seer, Inc., Class A*	74,105	143,764
SomaLogic, Inc.*	183,677	464,703

		10,835,011

Pharmaceuticals (1.6%)
Aclaris Therapeutics, Inc.*	83,425	87,596
Amneal Pharmaceuticals, Inc.*	147,014	892,375
Amphastar Pharmaceuticals, Inc.*	44,777	2,769,457
Amylyx Pharmaceuticals, Inc.*	58,433	860,134
ANI Pharmaceuticals, Inc.*	16,884	930,984
Arvinas, Inc.*	56,494	2,325,293
Assertio Holdings, Inc.*	102,701	109,890
Atea Pharmaceuticals, Inc.*	90,075	274,729
Axsome Therapeutics, Inc. (x)*	41,445	3,298,608
Biote Corp., Class A (x)*	10,947	54,078
Bright Green Corp.*	65,849	21,737
Cara Therapeutics, Inc.*	60,255	44,770
Cassava Sciences, Inc. (x)*	45,756	1,029,968
Citius Pharmaceuticals, Inc. (x)*	138,668	104,902
Collegium Pharmaceutical, Inc.*	39,885	1,227,660
Corcept Therapeutics, Inc.*	93,318	3,030,969
CorMedix, Inc. (x)*	63,894	240,241
Cymabay Therapeutics, Inc.*	131,600	3,108,392
Edgewise Therapeutics, Inc.*	52,100	569,974
Enliven Therapeutics, Inc. (x)*	28,055	388,281
Evolus, Inc.*	50,297	529,627
Eyenovia, Inc.*	27,846	57,920
EyePoint Pharmaceuticals, Inc. (x)*	30,133	696,374
Harmony Biosciences Holdings, Inc.*	37,954	1,225,914
Harrow, Inc. (x)*	35,240	394,688
Ikena Oncology, Inc.*	23,103	45,513
Innoviva, Inc.*	68,621	1,100,681
Intra-Cellular Therapies, Inc.*	108,932	7,801,710
Ligand Pharmaceuticals, Inc.*	19,181	1,369,907
Liquidia Corp. (x)*	58,586	704,790
Longboard Pharmaceuticals, Inc.*	16,612	100,170
Marinus Pharmaceuticals, Inc. (x)*	60,838	661,309
Neumora Therapeutics, Inc. (x)*	17,294	294,863
NGM Biopharmaceuticals, Inc.*	52,865	45,411
Nuvation Bio, Inc.*	178,995	270,282
Ocular Therapeutix, Inc. (x)*	94,591	421,876
Omeros Corp. (x)*	72,936	238,501
Optinose, Inc. (x)*	72,029	92,917
Pacira BioSciences, Inc.*	52,411	1,768,347
Phathom Pharmaceuticals, Inc. (x)*	37,275	340,321
Phibro Animal Health Corp., Class A	25,151	291,249
Pliant Therapeutics, Inc.*	65,005	1,177,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Prestige Consumer Healthcare, Inc.*	57,946	$3,547,454
Rain Oncology, Inc. (x)*	61,232	73,478
Revance Therapeutics, Inc.*	101,730	894,207
Scilex Holding Co. (r)(x)*	68,788	119,278
scPharmaceuticals, Inc. (x)*	34,247	214,729
SIGA Technologies, Inc. (x)	56,422	315,963
Supernus Pharmaceuticals, Inc.*	56,551	1,636,586
Taro Pharmaceutical Industries Ltd.*	9,532	398,247
Tarsus Pharmaceuticals, Inc.*	33,357	675,479
Terns Pharmaceuticals, Inc. (x)*	52,065	337,902
Theravance Biopharma, Inc. (x)*	64,870	729,139
Theseus Pharmaceuticals, Inc.*	24,561	99,472
Third Harmonic Bio, Inc. (x)*	22,519	247,033
Trevi Therapeutics, Inc.*	47,860	64,132
Ventyx Biosciences, Inc.*	53,842	132,990
Verrica Pharmaceuticals, Inc. (x)*	23,670	173,264
WaVe Life Sciences Ltd.*	69,454	350,743
Xeris Biopharma Holdings, Inc. (x)*	164,558	386,711
Zevra Therapeutics, Inc. (x)*	41,560	272,218

		51,668,674

Total Health Care		454,770,915

Industrials (15.3%)
Aerospace & Defense (0.9%)
AAR Corp.*	39,712	2,478,029
AeroVironment, Inc.*	30,264	3,814,475
AerSale Corp.*	28,705	364,410
Archer Aviation, Inc., Class A (x)*	179,230	1,100,472
Astronics Corp.*	31,670	551,691
Cadre Holdings, Inc.	23,467	771,830
Ducommun, Inc.*	15,576	810,886
Eve Holding, Inc. (x)*	20,998	153,705
Kaman Corp.	33,079	792,242
Kratos Defense & Security Solutions, Inc.*	148,311	3,009,230
Leonardo DRS, Inc.*	79,077	1,584,703
Moog, Inc., Class A	33,015	4,779,912
National Presto Industries, Inc.	6,202	497,897
Park Aerospace Corp.	21,407	314,683
Parsons Corp.*	48,009	3,010,644
Redwire Corp. (x)*	13,350	38,047
Rocket Lab USA, Inc. (x)*	320,877	1,774,450
Terran Orbital Corp. (x)*	105,934	120,765
Triumph Group, Inc.*	74,165	1,229,656
V2X, Inc.*	13,550	629,262
Virgin Galactic Holdings, Inc. (x)*	381,717	935,207

		28,762,196

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	66,223	1,166,187
Forward Air Corp.	30,109	1,892,953
Hub Group, Inc., Class A*	36,563	3,361,602
Radiant Logistics, Inc.*	41,187	273,482

		6,694,224

Building Products (1.8%)
AAON, Inc.	78,818	5,822,286
American Woodmark Corp.*	18,876	1,752,637
Apogee Enterprises, Inc.	25,439	1,358,697
AZZ, Inc.	28,567	1,659,457
CSW Industrials, Inc.	17,930	3,718,861
Gibraltar Industries, Inc.*	35,570	2,809,319
Griffon Corp.	50,510	3,078,584
Insteel Industries, Inc.	21,665	829,553
Janus International Group, Inc.*	99,804	1,302,442
JELD-WEN Holding, Inc.*	100,054	1,889,020
Masonite International Corp.*	25,878	2,190,831
Masterbrand, Inc.*	151,154	2,244,637
PGT Innovations, Inc.*	66,131	2,691,532
Quanex Building Products Corp.	37,999	1,161,629
Resideo Technologies, Inc.*	170,387	3,206,683
Simpson Manufacturing Co., Inc.	49,938	9,886,725
UFP Industries, Inc.	69,878	8,773,183
Zurn Elkay Water Solutions Corp.	172,156	5,063,108

		59,439,184

Commercial Services & Supplies (1.4%)
ABM Industries, Inc.	77,057	3,454,465
ACCO Brands Corp.	106,318	646,413
ACV Auctions, Inc., Class A*	146,275	2,216,066
Aris Water Solutions, Inc., Class A	37,038	310,749
BrightView Holdings, Inc.*	47,606	400,843
Brink’s Co. (The)	53,691	4,722,123
Casella Waste Systems, Inc., Class A*	65,417	5,590,537
CECO Environmental Corp.*	34,523	700,126
Cimpress plc*	20,951	1,677,128
CompX International, Inc.	2,589	65,450
CoreCivic, Inc.*	133,639	1,941,775
Deluxe Corp.	51,153	1,097,232
Ennis, Inc.	28,794	630,877
Enviri Corp.*	92,730	834,570
GEO Group, Inc. (The) (x)*	139,939	1,515,539
Healthcare Services Group, Inc.*	87,467	907,033
HNI Corp.	53,851	2,252,587
Interface, Inc., Class A	65,991	832,806
LanzaTech Global, Inc. (x)*	25,917	130,363
Li-Cycle Holdings Corp. (x)*	162,099	94,796
Liquidity Services, Inc.*	26,523	456,461
Matthews International Corp., Class A	34,919	1,279,781
MillerKnoll, Inc.	87,433	2,332,712
Montrose Environmental Group, Inc.*	32,788	1,053,478
NL Industries, Inc.	13,377	75,045
OPENLANE, Inc.*	124,271	1,840,454
Performant Financial Corp.*	77,539	242,309
Pitney Bowes, Inc.	191,189	841,232
Quad/Graphics, Inc.*	42,226	228,865
SP Plus Corp.*	22,994	1,178,443
Steelcase, Inc., Class A	107,563	1,454,252
UniFirst Corp.	17,456	3,192,877
Viad Corp.*	23,920	865,904
VSE Corp.	15,227	983,816

		46,047,107

Construction & Engineering (1.5%)
Ameresco, Inc., Class A (x)*	37,018	1,172,360
API Group Corp.*	243,372	8,420,671
Arcosa, Inc.	56,440	4,664,202
Argan, Inc.	15,068	705,032

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Bowman Consulting Group Ltd., Class A*	12,551	$445,811
Comfort Systems USA, Inc.	41,184	8,470,313
Concrete Pumping Holdings, Inc.*	33,685	276,217
Construction Partners, Inc., Class A*	47,222	2,055,101
Dycom Industries, Inc.*	33,346	3,837,791
Fluor Corp.*	165,927	6,499,361
Granite Construction, Inc.	51,351	2,611,712
Great Lakes Dredge & Dock Corp.*	79,265	608,755
IES Holdings, Inc.*	9,428	746,886
INNOVATE Corp. (x)*	50,492	62,105
Limbach Holdings, Inc.*	10,047	456,837
MYR Group, Inc.*	19,124	2,765,904
Northwest Pipe Co.*	11,916	360,578
Primoris Services Corp.	61,127	2,030,028
Southland Holdings, Inc.*	7,787	40,181
Sterling Infrastructure, Inc.*	34,848	3,064,185
Tutor Perini Corp.*	48,856	444,590

		49,738,620

Electrical Equipment (1.2%)
Allient, Inc.	14,888	449,766
Amprius Technologies, Inc. (x)*	5,637	29,820
Array Technologies, Inc.*	176,205	2,960,244
Atkore, Inc.*	44,502	7,120,320
Babcock & Wilcox Enterprises, Inc.*	70,100	102,346
Blink Charging Co. (x)*	57,522	195,000
Bloom Energy Corp., Class A (x)*	224,091	3,316,547
Dragonfly Energy Holdings Corp. (x)*	19,503	10,567
Encore Wire Corp.	17,493	3,736,505
Energy Vault Holdings, Inc. (x)*	112,807	262,840
EnerSys	48,003	4,846,383
Enovix Corp. (x)*	161,214	2,018,399
Eos Energy Enterprises, Inc. (x)*	129,278	140,913
ESS Tech, Inc. (x)*	125,254	142,790
Fluence Energy, Inc., Class A (x)*	68,190	1,626,331
FTC Solar, Inc. (x)*	76,138	52,748
FuelCell Energy, Inc. (x)*	528,946	846,314
GrafTech International Ltd.	227,763	498,801
LSI Industries, Inc.	32,581	458,740
NEXTracker, Inc., Class A*	57,776	2,706,806
NuScale Power Corp., Class A (x)*	61,660	202,861
Powell Industries, Inc.	10,772	952,245
Preformed Line Products Co.	3,023	404,659
SES AI Corp. (x)*	153,490	280,887
Shoals Technologies Group, Inc., Class A*	199,478	3,099,888
SKYX Platforms Corp. (x)*	60,588	96,941
Stem, Inc. (x)*	167,333	649,252
SunPower Corp. (x)*	102,597	495,543
Thermon Group Holdings, Inc.*	39,289	1,279,643
TPI Composites, Inc. (x)*	51,595	213,603
Vicor Corp.*	26,062	1,171,226

		40,368,928

Ground Transportation (0.4%)
ArcBest Corp.	27,778	3,339,193
Covenant Logistics Group, Inc., Class A	9,999	460,354
Daseke, Inc.*	49,857	403,842
FTAI Infrastructure, Inc.	114,948	447,148
Heartland Express, Inc.	53,885	768,400
Marten Transport Ltd.	68,269	1,432,284
PAM Transportation Services, Inc.*	8,136	169,066
RXO, Inc.*	135,194	3,144,612
TuSimple Holdings, Inc., Class A (x)*	211,032	185,244
Universal Logistics Holdings, Inc.	7,967	223,235
Werner Enterprises, Inc.	73,663	3,121,101

		13,694,479

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	29,913	696,375

Machinery (3.2%)
374Water, Inc. (x)*	67,201	95,425
3D Systems Corp.*	149,840	951,484
Alamo Group, Inc.	11,763	2,472,465
Albany International Corp., Class A	36,399	3,575,110
Astec Industries, Inc.	26,714	993,761
Barnes Group, Inc.	56,390	1,840,006
Blue Bird Corp.*	29,448	793,918
Chart Industries, Inc. (x)*	50,008	6,817,591
Columbus McKinnon Corp.	33,158	1,293,825
Commercial Vehicle Group, Inc.*	38,091	267,018
Desktop Metal, Inc., Class A (x)*	336,942	253,043
Douglas Dynamics, Inc.	26,568	788,538
Energy Recovery, Inc.*	64,116	1,207,945
Enerpac Tool Group Corp., Class A	64,892	2,017,492
Enpro, Inc.	24,376	3,820,694
ESCO Technologies, Inc.	29,791	3,486,441
Federal Signal Corp.	69,723	5,350,543
Franklin Electric Co., Inc.	53,737	5,193,681
Gencor Industries, Inc. (x)*	12,254	197,780
Gorman-Rupp Co. (The)	26,907	956,006
Greenbrier Cos., Inc. (The)	35,144	1,552,662
Helios Technologies, Inc.	38,584	1,749,784
Hillenbrand, Inc.	81,536	3,901,498
Hillman Solutions Corp.*	224,778	2,070,205
Hyliion Holdings Corp. (x)*	178,886	145,560
Hyster-Yale Materials Handling, Inc.	12,496	777,126
John Bean Technologies Corp.	37,051	3,684,722
Kadant, Inc.	13,601	3,812,496
Kennametal, Inc.	93,966	2,423,383
Lindsay Corp.	12,726	1,643,690
Luxfer Holdings plc	33,460	299,132
Manitowoc Co., Inc. (The)*	40,113	669,486
Mayville Engineering Co., Inc.*	12,530	180,683
Microvast Holdings, Inc. (x)*	249,945	349,923
Miller Industries, Inc.	12,790	540,889
Mueller Industries, Inc.	130,418	6,149,209
Mueller Water Products, Inc., Class A	180,673	2,601,691
Nikola Corp. (x)*	697,429	610,111
Omega Flex, Inc.	3,834	270,335
Park-Ohio Holdings Corp.	9,072	244,581
Proto Labs, Inc.*	30,354	1,182,592
REV Group, Inc.	37,199	675,906

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Shyft Group, Inc. (The)	39,625	$484,218
SPX Technologies, Inc.*	51,357	5,187,571
Standex International Corp.	13,775	2,181,684
Tennant Co.	21,316	1,975,780
Terex Corp.	77,367	4,445,508
Titan International, Inc.*	61,964	922,024
Trinity Industries, Inc.	94,510	2,513,021
Velo3D, Inc. (x)*	105,945	42,124
Wabash National Corp.	54,621	1,399,390
Watts Water Technologies, Inc., Class A	31,824	6,630,212

		103,689,962

Marine Transportation (0.3%)
Costamare, Inc.	56,927	592,610
Eagle Bulk Shipping, Inc. (x)	10,650	590,010
Genco Shipping & Trading Ltd.	48,370	802,458
Golden Ocean Group Ltd.	144,657	1,411,852
Himalaya Shipping Ltd. (x)*	10,041	67,877
Matson, Inc.	41,025	4,496,340
Pangaea Logistics Solutions Ltd.	42,352	348,981
Safe Bulkers, Inc.	77,533	304,705

		8,614,833

Passenger Airlines (0.4%)
Allegiant Travel Co.	18,196	1,503,172
Blade Air Mobility, Inc. (x)*	69,831	246,503
Frontier Group Holdings, Inc. (x)*	47,871	261,376
Hawaiian Holdings, Inc. (x)*	59,869	850,140
JetBlue Airways Corp. (x)*	390,982	2,169,950
Joby Aviation, Inc. (x)*	325,103	2,161,935
SkyWest, Inc.*	47,120	2,459,664
Spirit Airlines, Inc.	126,304	2,070,123
Sun Country Airlines Holdings, Inc.*	43,398	682,650

		12,405,513

Professional Services (2.2%)
Alight, Inc., Class A*	481,987	4,111,349
ASGN, Inc.*	55,507	5,338,108
Asure Software, Inc.*	26,590	253,137
Barrett Business Services, Inc.	7,859	910,072
BlackSky Technology, Inc., Class A (x)*	148,305	207,627
CBIZ, Inc.*	55,758	3,489,893
Conduent, Inc.*	202,187	737,983
CRA International, Inc.	7,987	789,515
CSG Systems International, Inc.	36,185	1,925,404
ExlService Holdings, Inc.*	188,104	5,803,008
Exponent, Inc.	58,919	5,187,229
First Advantage Corp.	64,256	1,064,722
FiscalNote Holdings, Inc. (x)*	78,473	89,459
Forrester Research, Inc.*	13,950	374,000
Franklin Covey Co.*	13,380	582,431
Heidrick & Struggles International, Inc.	23,297	687,960
HireQuest, Inc. (x)	5,706	87,587
HireRight Holdings Corp.*	18,753	252,228
Huron Consulting Group, Inc.*	22,178	2,279,898
IBEX Holdings Ltd.*	11,865	225,554
ICF International, Inc.	21,782	2,920,748
Innodata, Inc. (x)*	30,493	248,213
Insperity, Inc.	41,966	4,919,255
Kelly Services, Inc., Class A	36,760	794,751
Kforce, Inc.	22,304	1,506,858
Korn Ferry	60,694	3,602,189
Legalzoom.com, Inc.*	137,805	1,557,197
Maximus, Inc.	70,766	5,934,437
Mistras Group, Inc.*	22,331	163,463
NV5 Global, Inc.*	15,969	1,774,475
Planet Labs PBC (x)*	193,515	477,982
Resources Connection, Inc.	38,496	545,488
Skillsoft Corp. (x)*	5,784	101,683
Sterling Check Corp.*	36,490	507,941
TriNet Group, Inc.*	37,245	4,429,548
TrueBlue, Inc.*	35,725	548,022
TTEC Holdings, Inc.	22,848	495,116
Upwork, Inc.*	145,458	2,162,960
Verra Mobility Corp., Class A*	162,396	3,739,980
Willdan Group, Inc.*	14,025	301,537

		71,129,007

Trading Companies & Distributors (1.8%)
Alta Equipment Group, Inc.	24,136	298,562
Applied Industrial Technologies, Inc.	44,898	7,753,436
Beacon Roofing Supply, Inc.*	67,441	5,868,716
BlueLinx Holdings, Inc.*	10,277	1,164,487
Boise Cascade Co.	46,209	5,977,596
Custom Truck One Source, Inc.*	65,275	403,400
Distribution Solutions Group, Inc.*	11,304	356,754
DXP Enterprises, Inc.*	16,247	547,524
EVI Industries, Inc.	4,651	110,368
FTAI Aviation Ltd.	115,807	5,373,445
GATX Corp.	41,314	4,966,769
Global Industrial Co.	15,650	607,846
GMS, Inc.*	47,733	3,934,631
H&E Equipment Services, Inc.	37,791	1,977,225
Herc Holdings, Inc.	32,888	4,896,694
Hudson Technologies, Inc.*	52,256	704,933
Karat Packaging, Inc.	6,635	164,880
McGrath RentCorp	28,727	3,436,324
MRC Global, Inc.*	98,608	1,085,674
NOW, Inc.*	122,602	1,387,855
Rush Enterprises, Inc., Class A	71,691	3,606,057
Rush Enterprises, Inc., Class B	10,992	582,356
Textainer Group Holdings Ltd.	48,290	2,375,868
Titan Machinery, Inc.*	23,692	684,225
Transcat, Inc.*	9,537	1,042,680
Willis Lease Finance Corp. (x)*	3,424	167,365
Xometry, Inc., Class A (x)*	39,072	1,403,076

		60,878,746

Total Industrials		502,159,174

Information Technology (12.2%)
Communications Equipment (0.5%)
ADTRAN Holdings, Inc.	91,686	672,975
Aviat Networks, Inc.*	13,239	432,386
Calix, Inc.*	68,599	2,997,090
Cambium Networks Corp.*	14,165	84,990
Clearfield, Inc.*	15,376	447,134
CommScope Holding Co., Inc.*	243,548	686,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Comtech Telecommunications Corp.	34,571	$291,434
Digi International, Inc.*	41,303	1,073,878
DZS, Inc. (x)*	25,187	49,618
Extreme Networks, Inc.*	146,819	2,589,887
Harmonic, Inc. (x)*	129,416	1,687,585
Infinera Corp. (x)*	234,386	1,113,334
KVH Industries, Inc.*	21,811	114,726
NETGEAR, Inc.*	33,573	489,494
NetScout Systems, Inc.*	80,666	1,770,619
Ribbon Communications, Inc.*	107,944	313,038
Viavi Solutions, Inc.*	257,774	2,595,784

		17,410,777

Electronic Equipment, Instruments & Components (2.4%)
908 Devices, Inc.*	28,233	316,774
Advanced Energy Industries, Inc.	43,764	4,766,775
Aeva Technologies, Inc.*	99,969	75,747
Akoustis Technologies, Inc. (x)*	85,003	70,892
Arlo Technologies, Inc.*	101,519	966,461
Badger Meter, Inc.	34,226	5,283,468
Bel Fuse, Inc., Class B	12,507	835,092
Belden, Inc.	49,456	3,820,476
Benchmark Electronics, Inc.	41,567	1,148,912
Climb Global Solutions, Inc.	4,834	265,048
CTS Corp.	36,104	1,579,189
Daktronics, Inc.*	44,770	379,650
ePlus, Inc.*	30,977	2,473,204
Evolv Technologies Holdings, Inc. (x)*	132,354	624,711
Fabrinet*	42,379	8,065,995
FARO Technologies, Inc.*	21,830	491,830
Insight Enterprises, Inc.*	33,398	5,917,792
Iteris, Inc. (x)*	49,661	258,237
Itron, Inc.*	52,995	4,001,652
Kimball Electronics, Inc.*	28,146	758,535
Knowles Corp.*	103,476	1,853,255
Lightwave Logic, Inc. (x)*	131,965	657,186
Luna Innovations, Inc.*	38,148	253,684
Methode Electronics, Inc.	40,690	924,884
MicroVision, Inc. (x)*	211,459	562,481
Mirion Technologies, Inc., Class A*	233,450	2,392,862
Napco Security Technologies, Inc.	38,619	1,322,701
nLight, Inc.*	53,586	723,411
Novanta, Inc.*	41,655	7,015,119
OSI Systems, Inc.*	18,729	2,416,977
PAR Technology Corp. (x)*	31,308	1,363,150
PC Connection, Inc.	13,094	880,048
Plexus Corp.*	31,932	3,452,807
Presto Automation, Inc. (x)*	6,429	3,417
Richardson Electronics Ltd.	13,267	177,114
Rogers Corp.*	20,153	2,661,607
Sanmina Corp.*	66,375	3,409,684
ScanSource, Inc.*	28,461	1,127,340
SmartRent, Inc., Class A*	212,065	676,487
TTM Technologies, Inc.*	120,483	1,904,836
Vishay Intertechnology, Inc.	150,045	3,596,579
Vishay Precision Group, Inc.*	14,257	485,736
Vuzix Corp. (x)*	72,657	151,490

		80,113,295

IT Services (0.5%)
Applied Digital Corp. (x)*	95,343	642,612
BigBear.ai Holdings, Inc. (x)*	34,979	74,855
BigCommerce Holdings, Inc.*	78,962	768,300
Brightcove, Inc.*	52,795	136,739
Couchbase, Inc.*	39,130	881,208
DigitalOcean Holdings, Inc. (x)*	73,845	2,709,373
Fastly, Inc., Class A*	140,519	2,501,238
Grid Dynamics Holdings, Inc.*	63,820	850,721
Hackett Group, Inc. (The)	29,574	673,400
Information Services Group, Inc.	45,416	213,909
Perficient, Inc.*	39,932	2,628,324
Rackspace Technology, Inc.*	72,793	145,586
Squarespace, Inc., Class A*	58,723	1,938,446
Thoughtworks Holding, Inc.*	113,113	544,074
Tucows, Inc., Class A (x)*	11,768	317,736
Unisys Corp.*	80,673	453,382

		15,479,903

Semiconductors & Semiconductor Equipment (2.8%)
ACM Research, Inc., Class A*	55,371	1,081,949
Aehr Test Systems (x)*	32,121	852,170
Alpha & Omega Semiconductor Ltd.*	26,536	691,528
Ambarella, Inc.*	44,109	2,703,441
Amkor Technology, Inc.	130,940	4,356,374
Atomera, Inc. (x)*	24,840	174,128
Axcelis Technologies, Inc.*	37,918	4,917,585
CEVA, Inc.*	28,178	639,922
Cohu, Inc.*	54,557	1,930,772
Credo Technology Group Holding Ltd.*	133,414	2,597,571
Diodes, Inc.*	52,541	4,230,601
FormFactor, Inc.*	89,756	3,743,723
Ichor Holdings Ltd.*	32,830	1,104,073
Impinj, Inc.*	27,133	2,442,784
indie Semiconductor, Inc., Class A (x)*	175,159	1,420,540
inTEST Corp. (x)*	11,517	156,631
Kulicke & Soffa Industries, Inc.	63,897	3,496,444
MACOM Technology Solutions Holdings, Inc.*	63,251	5,879,180
Maxeon Solar Technologies Ltd. (x)*	30,363	217,703
MaxLinear, Inc., Class A*	88,471	2,102,956
Navitas Semiconductor Corp., Class A*	127,201	1,026,512
NVE Corp.	5,546	434,973
Onto Innovation, Inc.*	56,976	8,711,630
PDF Solutions, Inc.*	35,256	1,133,128
Photronics, Inc.*	71,756	2,250,986
Power Integrations, Inc.	66,089	5,426,568
Rambus, Inc.*	126,858	8,658,059
Semtech Corp.*	73,609	1,612,773
Silicon Laboratories, Inc.*	36,944	4,886,583
SiTime Corp.*	20,217	2,468,091
SkyWater Technology, Inc. (x)*	19,978	192,188
SMART Global Holdings, Inc.*	56,789	1,075,016
Synaptics, Inc.*	45,916	5,238,097
Transphorm, Inc. (x)*	31,928	116,537
Ultra Clean Holdings, Inc.*	51,202	1,748,036

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Veeco Instruments, Inc.*	59,758	$1,854,291

		91,573,543

Software (5.3%)
8x8, Inc.*	138,918	525,110
A10 Networks, Inc.	81,995	1,079,874
ACI Worldwide, Inc.*	126,192	3,861,475
Adeia, Inc.	125,744	1,557,968
Agilysys, Inc.*	23,072	1,956,967
Alarm.com Holdings, Inc.*	55,734	3,601,531
Alkami Technology, Inc.*	46,422	1,125,734
Altair Engineering, Inc., Class A*	63,191	5,317,523
American Software, Inc., Class A	38,767	438,067
Amplitude, Inc., Class A*	77,928	991,244
Appfolio, Inc., Class A*	22,340	3,870,182
Appian Corp., Class A*	47,231	1,778,720
Asana, Inc., Class A (x)*	94,540	1,797,205
Aurora Innovation, Inc., Class A (x)*	393,556	1,719,840
AvePoint, Inc.*	180,159	1,479,105
Bit Digital, Inc. (x)*	92,379	390,763
Blackbaud, Inc.*	50,666	4,392,742
BlackLine, Inc.*	66,241	4,136,088
Box, Inc., Class A*	164,002	4,200,091
Braze, Inc., Class A*	60,947	3,238,114
C3.ai, Inc., Class A (x)*	94,644	2,717,229
Cerence, Inc.*	47,387	931,628
Cipher Mining, Inc.*	50,130	207,037
Cleanspark, Inc. (x)*	174,142	1,920,786
Clear Secure, Inc., Class A	95,956	1,981,491
CommVault Systems, Inc.*	51,264	4,093,430
Consensus Cloud Solutions, Inc.*	23,727	621,885
CoreCard Corp. (x)*	6,415	88,720
CS Disco, Inc.*	29,143	221,195
CXApp, Inc.*	2,151	2,775
Digimarc Corp. (x)*	16,359	590,887
Digital Turbine, Inc.*	111,248	763,161
Domo, Inc., Class B*	36,898	379,680
E2open Parent Holdings, Inc.*	195,513	858,302
eGain Corp.*	24,598	204,901
Enfusion, Inc., Class A*	43,881	425,646
EngageSmart, Inc.*	55,820	1,278,278
Envestnet, Inc.*	57,679	2,856,264
Everbridge, Inc.*	46,831	1,138,462
EverCommerce, Inc.*	28,568	315,105
Expensify, Inc., Class A*	68,237	168,545
Freshworks, Inc., Class A*	188,468	4,427,113
Instructure Holdings, Inc.*	22,202	599,676
Intapp, Inc.*	32,225	1,225,195
InterDigital, Inc.	30,812	3,344,335
Jamf Holding Corp.*	82,098	1,482,690
Kaltura, Inc.*	91,194	177,828
LivePerson, Inc.*	91,259	345,872
LiveRamp Holdings, Inc.*	76,535	2,899,146
Marathon Digital Holdings, Inc. (x)*	247,668	5,817,721
Matterport, Inc. (x)*	294,728	792,818
MeridianLink, Inc.*	31,585	782,361
MicroStrategy, Inc., Class A (x)*	14,202	8,970,267
Mitek Systems, Inc.*	49,115	640,460
Model N, Inc.*	43,858	1,181,096
N-able, Inc.*	82,193	1,089,057
NextNav, Inc. (x)*	62,531	278,263
Olo, Inc., Class A*	121,527	695,135
ON24, Inc.	40,650	320,322
OneSpan, Inc.*	48,727	522,353
PagerDuty, Inc.*	105,416	2,440,380
PowerSchool Holdings, Inc., Class A*	64,518	1,520,044
Progress Software Corp.	50,631	2,749,263
PROS Holdings, Inc.*	51,454	1,995,901
Q2 Holdings, Inc.*	66,262	2,876,433
Qualys, Inc.*	43,276	8,494,213
Rapid7, Inc.*	70,537	4,027,663
Red Violet, Inc.*	13,440	268,397
Rimini Street, Inc.*	62,434	204,159
Riot Platforms, Inc. (x)*	221,254	3,422,799
Sapiens International Corp. NV	35,371	1,023,637
SEMrush Holdings, Inc., Class A (x)*	37,223	508,466
SolarWinds Corp.*	59,551	743,792
SoundHound AI, Inc., Class A (x)*	158,827	336,713
SoundThinking, Inc.*	11,012	281,247
Sprinklr, Inc., Class A*	122,838	1,478,970
Sprout Social, Inc., Class A*	55,571	3,414,282
SPS Commerce, Inc.*	42,697	8,276,387
Tenable Holdings, Inc.*	132,826	6,117,966
Terawulf, Inc. (x)*	155,920	374,208
Varonis Systems, Inc.*	126,458	5,726,018
Verint Systems, Inc.*	72,908	1,970,703
Veritone, Inc. (x)*	38,079	68,923
Viant Technology, Inc., Class A*	16,523	113,844
Weave Communications, Inc.*	40,646	466,210
Workiva, Inc., Class A*	57,830	5,871,480
Xperi, Inc.*	49,595	546,537
Yext, Inc.*	125,768	740,774
Zeta Global Holdings Corp., Class A*	158,325	1,396,427
Zuora, Inc., Class A*	154,721	1,454,377

		173,725,671

Technology Hardware, Storage & Peripherals (0.7%)
CompoSecure, Inc. (x)*	14,235	76,869
Corsair Gaming, Inc.*	42,525	599,602
CPI Card Group, Inc. (x)*	4,286	82,248
Eastman Kodak Co.*	69,756	272,048
Immersion Corp.	36,399	256,977
Intevac, Inc. (x)*	30,108	130,067
IonQ, Inc. (x)*	187,177	2,319,123
Super Micro Computer, Inc.*	53,958	15,338,101
Turtle Beach Corp.*	20,447	223,895
Xerox Holdings Corp.	136,084	2,494,420

		21,793,350

Total Information Technology		400,096,539

Materials (4.0%)
Chemicals (1.7%)
AdvanSix, Inc.	31,128	932,595
American Vanguard Corp.	33,085	362,942
Aspen Aerogels, Inc.*	61,983	978,092
Avient Corp.	105,209	4,373,538
Balchem Corp.	37,215	5,535,731
Cabot Corp.	64,443	5,380,991
Core Molding Technologies, Inc.*	8,505	157,598

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Danimer Scientific, Inc., Class A (x)*	108,522	$110,692
Ecovyst, Inc.*	107,339	1,048,702
Hawkins, Inc.	22,279	1,568,887
HB Fuller Co.	62,952	5,124,922
Ingevity Corp.*	42,085	1,987,254
Innospec, Inc.	29,025	3,577,041
Intrepid Potash, Inc.*	13,233	316,136
Koppers Holdings, Inc.	22,843	1,170,018
Kronos Worldwide, Inc.	27,594	274,284
Livent Corp. (x)*	210,003	3,775,854
LSB Industries, Inc.*	63,270	589,044
Mativ Holdings, Inc.	64,071	980,927
Minerals Technologies, Inc.	37,895	2,702,292
Origin Materials, Inc. (x)*	127,267	106,421
Orion SA	64,568	1,790,471
Perimeter Solutions SA*	178,530	821,238
PureCycle Technologies, Inc. (x)*	136,480	552,744
Quaker Chemical Corp.	16,157	3,448,227
Rayonier Advanced Materials, Inc.*	76,160	308,448
Sensient Technologies Corp.	48,971	3,232,086
Stepan Co.	24,527	2,319,028
Trinseo plc	42,930	359,324
Tronox Holdings plc	134,783	1,908,527
Valhi, Inc.	3,234	49,125

		55,843,179

Construction Materials (0.3%)
Knife River Corp.*	65,828	4,356,497
Summit Materials, Inc., Class A*	138,979	5,345,132
United States Lime & Minerals, Inc.	2,417	556,756

		10,258,385

Containers & Packaging (0.2%)
Greif, Inc., Class A	28,004	1,836,782
Greif, Inc., Class B	6,479	427,679
Myers Industries, Inc.	42,959	839,849
O-I Glass, Inc.*	180,738	2,960,488
Pactiv Evergreen, Inc.	47,042	644,946
Ranpak Holdings Corp., Class A*	55,005	320,129
TriMas Corp.	48,763	1,235,167

		8,265,040

Metals & Mining (1.7%)
5E Advanced Materials, Inc. (x)*	51,287	72,315
Alpha Metallurgical Resources, Inc.	13,437	4,554,068
Arch Resources, Inc.	21,068	3,496,024
ATI, Inc.*	150,050	6,822,774
Caledonia Mining Corp. plc	15,228	185,782
Carpenter Technology Corp.	56,922	4,030,078
Century Aluminum Co.*	63,890	775,625
Coeur Mining, Inc.*	375,534	1,224,241
Commercial Metals Co.	136,304	6,820,652
Compass Minerals International, Inc.	40,260	1,019,383
Constellium SE*	149,878	2,991,565
Contango ORE, Inc. (x)*	9,054	163,968
Dakota Gold Corp. (x)*	65,939	172,760
Haynes International, Inc.	14,366	819,580
Hecla Mining Co.	705,983	3,395,778
i-80 Gold Corp.*	222,873	392,256
Ivanhoe Electric, Inc. (x)*	65,549	660,734
Kaiser Aluminum Corp.	18,745	1,334,457
Materion Corp.	23,892	3,109,066
NioCorp Developments Ltd.*	13,817	44,076
Novagold Resources, Inc.*	284,165	1,062,777
Olympic Steel, Inc.	11,835	789,394
Perpetua Resources Corp.*	39,937	126,600
Piedmont Lithium, Inc. (x)*	20,645	582,808
Ramaco Resources, Inc., Class A	28,665	492,465
Ramaco Resources, Inc., Class B	5,732	76,293
Ryerson Holding Corp.	32,720	1,134,730
Schnitzer Steel Industries, Inc., Class A	29,783	898,255
SunCoke Energy, Inc.	98,219	1,054,872
TimkenSteel Corp.*	51,098	1,198,248
Tredegar Corp.	30,697	166,071
Warrior Met Coal, Inc.	60,184	3,669,418
Worthington Steel, Inc.*	35,452	996,201

		54,333,314

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	19,162	692,132
Glatfelter Corp.*	57,584	111,713
Sylvamo Corp.	41,912	2,058,298

		2,862,143

Total Materials		131,562,061

Real Estate (5.5%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	85,242	1,621,303
Alpine Income Property Trust, Inc. (REIT)	15,997	270,509
American Assets Trust, Inc. (REIT)	57,366	1,291,309
Armada Hoffler Properties, Inc. (REIT)	79,176	979,407
Broadstone Net Lease, Inc. (REIT)	218,715	3,766,272
CTO Realty Growth, Inc. (REIT)	25,819	447,443
Empire State Realty Trust, Inc. (REIT), Class A	155,250	1,504,372
Essential Properties Realty Trust, Inc. (REIT)	181,461	4,638,143
Gladstone Commercial Corp. (REIT)	47,267	625,815
Global Net Lease, Inc. (REIT) (x)	224,078	2,229,576
NexPoint Diversified Real Estate Trust (REIT)	36,949	293,745
One Liberty Properties, Inc. (REIT)	19,094	418,350

		18,086,244

Health Care REITs (0.5%)
CareTrust REIT, Inc. (REIT)	116,524	2,607,807
Community Healthcare Trust, Inc. (REIT)	29,999	799,173
Diversified Healthcare Trust (REIT)	275,035	1,028,631
Global Medical REIT, Inc. (REIT)	71,671	795,548
LTC Properties, Inc. (REIT)	47,214	1,516,514
National Health Investors, Inc. (REIT)	48,569	2,712,579
Physicians Realty Trust (REIT)	276,904	3,685,592
Sabra Health Care REIT, Inc. (REIT)	269,306	3,842,997
Universal Health Realty Income Trust (REIT)	15,121	653,983

		17,642,824

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hotel & Resort REITs (0.8%)
Apple Hospitality REIT, Inc. (REIT)	250,866	$4,166,884
Braemar Hotels & Resorts, Inc. (REIT)	80,243	200,608
Chatham Lodging Trust (REIT)	55,487	594,821
DiamondRock Hospitality Co. (REIT)	245,198	2,302,409
Pebblebrook Hotel Trust (REIT)	139,861	2,234,979
RLJ Lodging Trust (REIT)	180,280	2,112,882
Ryman Hospitality Properties, Inc. (REIT)	67,899	7,472,964
Service Properties Trust (REIT)	189,859	1,621,396
Summit Hotel Properties, Inc. (REIT)	120,645	810,734
Sunstone Hotel Investors, Inc. (REIT)	242,480	2,601,810
Xenia Hotels & Resorts, Inc. (REIT)	126,508	1,723,039

		25,842,526

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	32,488	3,275,440
LXP Industrial Trust (REIT)	337,109	3,344,121
Plymouth Industrial REIT, Inc. (REIT)	50,466	1,214,717
Terreno Realty Corp. (REIT)	96,433	6,043,456

		13,877,734

Office REITs (0.6%)
Brandywine Realty Trust (REIT)	200,014	1,080,076
City Office REIT, Inc. (REIT)	45,828	280,009
COPT Defense Properties (REIT)	131,193	3,362,477
Douglas Emmett, Inc. (REIT) (x)	97,486	1,413,547
Easterly Government Properties, Inc. (REIT), Class A	111,502	1,498,587
Equity Commonwealth (REIT)	120,820	2,319,744
Hudson Pacific Properties, Inc. (REIT)	160,667	1,495,810
JBG SMITH Properties (REIT)	121,422	2,065,388
Office Properties Income Trust (REIT)	61,499	450,173
Orion Office REIT, Inc. (REIT)	67,166	384,189
Paramount Group, Inc. (REIT)	217,437	1,124,149
Peakstone Realty Trust (REIT) (x)	41,650	830,084
Piedmont Office Realty Trust, Inc. (REIT), Class A	145,149	1,032,009
Postal Realty Trust, Inc. (REIT), Class A	21,569	314,045
SL Green Realty Corp. (REIT) (x)	64,117	2,896,165

		20,546,452

Real Estate Management & Development (0.7%)
American Realty Investors, Inc. (x)*	1,937	33,723
Anywhere Real Estate, Inc.*	126,708	1,027,602
Compass, Inc., Class A*	342,728	1,288,657
Cushman & Wakefield plc*	191,207	2,065,036
DigitalBridge Group, Inc.	188,219	3,301,361
Douglas Elliman, Inc.	101,836	300,416
eXp World Holdings, Inc. (x)	81,329	1,262,226
Forestar Group, Inc.*	21,088	697,380
FRP Holdings, Inc.*	8,100	509,328
Kennedy-Wilson Holdings, Inc.	137,782	1,705,741
Marcus & Millichap, Inc.	27,310	1,192,901
Maui Land & Pineapple Co., Inc.*	8,767	139,308
Newmark Group, Inc., Class A	158,161	1,733,445
Opendoor Technologies, Inc.*	646,329	2,895,554
RE/MAX Holdings, Inc., Class A	21,921	292,207
Redfin Corp. (x)*	124,935	1,289,329
RMR Group, Inc. (The), Class A	18,089	510,653
St Joe Co. (The)	40,146	2,415,986
Star Holdings (REIT)*	15,912	238,362
Stratus Properties, Inc.*	6,484	187,128
Tejon Ranch Co.*	24,609	423,275
Transcontinental Realty Investors, Inc.*	1,627	56,229

		23,565,847

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	174,322	1,364,941
BRT Apartments Corp. (REIT)	14,012	260,483
Centerspace (REIT)	17,763	1,033,807
Clipper Realty, Inc. (REIT)	13,165	71,091
Elme Communities (REIT)	103,304	1,508,239
Independence Realty Trust, Inc. (REIT)	262,510	4,016,403
NexPoint Residential Trust, Inc. (REIT)	26,524	913,221
UMH Properties, Inc. (REIT)	69,613	1,066,471
Veris Residential, Inc. (REIT)	92,989	1,462,717

		11,697,373

Retail REITs (1.1%)
Acadia Realty Trust (REIT)	107,592	1,827,988
Alexander’s, Inc. (REIT)	2,524	539,051
CBL & Associates Properties, Inc. (REIT) (x)	30,972	756,336
Getty Realty Corp. (REIT)	55,527	1,622,499
InvenTrust Properties Corp. (REIT)	79,356	2,010,881
Kite Realty Group Trust (REIT)	253,309	5,790,644
Macerich Co. (The) (REIT)	251,438	3,879,688
NETSTREIT Corp. (REIT)	80,459	1,436,193
Phillips Edison & Co., Inc. (REIT)	137,260	5,007,245
Retail Opportunity Investments Corp. (REIT)	141,723	1,988,374
Saul Centers, Inc. (REIT)	13,697	537,881
SITE Centers Corp. (REIT)	221,756	3,022,534
Tanger, Inc. (REIT)	118,881	3,295,381
Urban Edge Properties (REIT)	133,868	2,449,784
Whitestone REIT (REIT)	57,164	702,546

		34,867,025

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	55,394	691,317
Four Corners Property Trust, Inc. (REIT)	105,256	2,662,977
Gladstone Land Corp. (REIT)	38,580	557,481
Outfront Media, Inc. (REIT)	172,112	2,402,683
PotlatchDeltic Corp. (REIT)	92,052	4,519,753
Safehold, Inc. (REIT)	56,598	1,324,393
Uniti Group, Inc. (REIT)	279,997	1,618,383

		13,776,987

Total Real Estate		179,903,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Utilities (2.5%)
Electric Utilities (0.7%)
ALLETE, Inc.	67,244	$4,112,643
Genie Energy Ltd., Class B	22,984	646,540
MGE Energy, Inc.	42,450	3,069,559
Otter Tail Corp.	48,032	4,081,279
PNM Resources, Inc.	99,748	4,149,517
Portland General Electric Co.	118,281	5,126,299

		21,185,837

Gas Utilities (0.8%)
Brookfield Infrastructure Corp., Class A (x)	139,459	4,920,114
Chesapeake Utilities Corp.	24,788	2,618,356
New Jersey Resources Corp.	113,088	5,041,463
Northwest Natural Holding Co.	42,211	1,643,696
ONE Gas, Inc.	64,221	4,092,162
RGC Resources, Inc. (x)	8,957	182,185
Southwest Gas Holdings, Inc.	71,876	4,553,345
Spire, Inc.	59,967	3,738,343

		26,789,664

Independent Power and Renewable Electricity Producers (0.2%)
Altus Power, Inc., Class A (x)*	78,734	537,753
Montauk Renewables, Inc.*	78,318	697,813
Ormat Technologies, Inc.	62,220	4,715,654
Sunnova Energy International, Inc. (x)*	123,636	1,885,449

		7,836,669

Multi-Utilities (0.4%)
Avista Corp.	89,223	3,188,830
Black Hills Corp.	78,510	4,235,615
Northwestern Energy Group, Inc.	71,718	3,649,729
Unitil Corp.	18,746	985,477

		12,059,651

Water Utilities (0.4%)
American States Water Co.	43,112	3,467,067
Artesian Resources Corp., Class A	10,308	427,267
Cadiz, Inc. (x)*	49,945	139,846
California Water Service Group	67,240	3,487,739
Consolidated Water Co. Ltd.	18,003	640,907
Global Water Resources, Inc.	15,978	208,992
Middlesex Water Co.	20,176	1,323,949
Pure Cycle Corp.*	22,979	240,590
SJW Group	37,138	2,426,968
York Water Co. (The)	16,400	633,368

		12,996,693

Total Utilities		80,868,514

Total Common Stocks (89.8%) (Cost $2,289,699,421)		2,948,862,514

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Cartesian Therapeutics, Inc. (x)*	130,904	17,672
Chinook Therapeutics, Inc., CVR (r)*	68,139	27,256

Total Rights (0.0%)† (Cost $37,603)		44,928

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Pharmaceuticals (0.0%)†
Cassava Sciences, Inc., expiring 11/15/24* (Cost $—)	18,302	87,392

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.4%)
Fidelity Government Portfolio, Institutional Shares 5.25% (7 day yield) (xx)	39,000,000	39,000,000
HSBC U.S. Government Money Market Fund, Intermediary Shares 5.27% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,428,061	2,428,061
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	155,632,047	155,756,553
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	4,000,000	4,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.32% (7 day yield) (xx)	21,601,495	21,601,495
Western Asset Institutional Government Reserves Fund, Institutional Shares 5.27% (7 day yield) (xx)	8,000,000	8,000,000

Total Investment Companies		240,786,109

Total Short-Term Investments (7.4%) (Cost $240,682,974)		240,786,109

Total Investments in Securities (97.2%) (Cost $2,530,419,998)		3,189,780,943
Other Assets Less Liabilities (2.8%)		93,340,876

Net Assets (100%)		$3,283,121,819

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $1,401,769 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $164,604,288. This was collateralized by $91,022,841 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 1/15/24 - 11/15/53 and by cash of $85,029,556 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.**	29,704	2,039,363	29,634	(421,681)	141,953	835,673	2,624,942	25,675	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)**	103,863	1,440,462	220,338	(365,158)	66,144	190,966	1,552,752	163,554	—

Total		3,479,825	249,972	(786,839)	208,097	1,026,639	4,177,694	189,229	—

**	Not affiliated at December 31, 2023.

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3,260	3/2024	USD	333,775,100	24,359,316

					24,359,316

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$69,727,550	$—	$92,504		$69,820,054
Consumer Discretionary	324,279,018	255,717	—	(a)	324,534,735
Consumer Staples	100,111,992	—	—		100,111,992
Energy	203,188,485	—	—		203,188,485
Financials	501,847,033	—	—		501,847,033
Health Care	454,651,637	—	119,278		454,770,915
Industrials	502,159,174	—	—		502,159,174
Information Technology	400,096,539	—	—		400,096,539
Materials	131,562,061	—	—		131,562,061
Real Estate	179,903,012	—	—		179,903,012
Utilities	80,868,514	—	—		80,868,514
Futures	24,359,316	—	—		24,359,316
Rights
Health Care	—	17,672	27,256		44,928
Short-Term Investments
Investment Companies	240,786,109	—	—		240,786,109
Warrants
Health Care	—	87,392	—		87,392

Total Assets	$3,213,540,440	$360,781	$239,038		$3,214,140,259

Total Liabilities	$—	$—	$—		$—

Total	$3,213,540,440	$360,781	$239,038		$3,214,140,259

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$24,359,316	*

Total		$24,359,316

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,501,083	$6,501,083

Total	$6,501,083	$6,501,083

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$33,494,597	$33,494,597

Total	$33,494,597	$33,494,597

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$303,229,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$317,799,943
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$648,342,276

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 19%)*	Net Proceeds of Sales and Redemptions (affiliated 14%)*	Net Realized Gain (Loss)
$ 61,277,896	$93,770,245	$49,602,079

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,196,823,450
Aggregate gross unrealized depreciation	(544,710,152)

Net unrealized appreciation	$652,113,298

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,562,026,961

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $2,530,419,998)	$3,189,780,943
Cash	158,047,618
Cash held as collateral at broker for futures	23,458,600
Dividends, interest and other receivables	3,860,042
Receivable for securities sold	1,268,534
Receivable for Portfolio shares sold	527,638
Securities lending income receivable	290,456
Other assets	13,278

Total assets	3,377,247,109

LIABILITIES
Payable for return of collateral on securities loaned	85,029,556
Due to broker for futures variation margin	5,150,793
Payable for securities purchased	1,694,851
Investment management fees payable	1,182,819
Payable for Portfolio shares repurchased	568,516
Administrative fees payable	348,966
Distribution fees payable – Class IB	88,609
Accrued expenses	61,180

Total liabilities	94,125,290

Commitments and contingent liabilities^
NET ASSETS	$3,283,121,819

Net assets were comprised of:
Paid in capital	$2,656,406,561
Total distributable earnings (loss)	626,715,258

Net assets	$3,283,121,819

Class IB
Net asset value, offering and redemption price per share, $431,107,952 / 22,516,589 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.15

Class K
Net asset value, offering and redemption price per share, $2,852,013,867 / 147,397,120 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.35

(x)	Includes value of securities on loan of $164,604,288.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($189,229 of dividend income received from affiliates) (net of $74,214 foreign withholding tax)	$42,149,266
Interest	8,626,186
Securities lending (net)	3,741,210

Total income	54,516,662

EXPENSES
Investment management fees	13,774,912
Administrative fees	3,994,230
Distribution fees – Class IB	1,025,864
Printing and mailing expenses	203,928
Professional fees	184,815
Custodian fees	119,701
Trustees’ fees	115,616
Miscellaneous	73,867

Total expenses	19,492,933

NET INVESTMENT INCOME (LOSS)	35,023,729

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($208,097 realized gain (loss) from affiliates)	120,562,039
Futures contracts	6,501,083
Foreign currency transactions	7,465

Net realized gain (loss)	127,070,587

Change in unrealized appreciation (depreciation) on:
Investments in securities ($1,026,639 of change in unrealized appreciation (depreciation) from affiliates)	286,387,674
Futures contracts	33,494,597

Net change in unrealized appreciation (depreciation)	319,882,271

NET REALIZED AND UNREALIZED GAIN (LOSS)	446,952,858

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$481,976,587

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$35,023,729	$32,368,365
Net realized gain (loss)	127,070,587	(53,457,754)
Net change in unrealized appreciation (depreciation)	319,882,271	(938,150,390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	481,976,587	(959,239,779)

Distributions to shareholders:
Class IB	(8,876,712)	(11,752,541)
Class K	(63,931,569)	(86,922,883)

Total distributions to shareholders	(72,808,281)	(98,675,424)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 746,777 and 830,214 shares, respectively ]	13,164,181	15,691,551
Capital shares issued in reinvestment of dividends and distributions [ 470,022 and 685,834 shares, respectively ]	8,876,712	11,752,541
Capital shares repurchased [ (3,101,782) and (3,155,302) shares , respectively]	(55,020,845)	(58,125,624)

Total Class IB transactions	(32,979,952)	(30,681,532)

Class K
Capital shares sold [ 9,007,737 and 24,351,345 shares, respectively ]	158,219,444	439,104,869
Capital shares issued in reinvestment of dividends and distributions [ 3,350,064 and 5,008,176 shares, respectively ]	63,931,569	86,922,883
Capital shares repurchased [ (28,076,677) and (35,987,920) shares , respectively]	(504,363,240)	(660,162,345)

Total Class K transactions	(282,212,227)	(134,134,593)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(315,192,179)	(164,816,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	93,976,127	(1,222,731,328)
NET ASSETS:
Beginning of year	3,189,145,692	4,411,877,020

End of year	$3,283,121,819	$3,189,145,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/2000 MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021		2020	2019
Net asset value, beginning of year	$16.86	$22.34	$23.34		$20.63	$17.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.16	0.12	0.06	(aa)	0.10	0.15
Net realized and unrealized gain (loss)	2.53	(5.11)	3.11		3.82	4.09

Total from investment operations	2.69	(4.99)	3.17		3.92	4.24

Less distributions:
Dividends from net investment income	(0.23)	(0.14)	(0.10)		(0.15)	(0.17)
Distributions from net realized gains	(0.17)	(0.35)	(4.07)		(1.06)	(0.87)

Total dividends and distributions	(0.40)	(0.49)	(4.17)		(1.21)	(1.04)

Net asset value, end of year	$19.15	$16.86	$22.34		$23.34	$20.63

Total return	15.99%	(22.40)%	13.92%		19.31%	24.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$431,108	$411,368	$581,771		$593,742	$556,136
Ratio of expenses to average net assets (f)	0.84%	0.83%	0.82	%(g)	0.83%	0.83%
Ratio of net investment income (loss) to average net assets (f)	0.91%	0.67%	0.25	%(bb)	0.52%	0.75%
Portfolio turnover rate^	11%	15%	19%		32%	18%

	Year Ended December 31,
Class K	2023	2022	2021		2020	2019
Net asset value, beginning of year	$17.03	$22.56	$23.53		$20.78	$17.54

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.17	0.13	(aa)	0.15	0.20
Net realized and unrealized gain (loss)	2.55	(5.17)	3.13		3.86	4.13

Total from investment operations	2.76	(5.00)	3.26		4.01	4.33

Less distributions:
Dividends from net investment income	(0.27)	(0.18)	(0.16)		(0.20)	(0.22)
Distributions from net realized gains	(0.17)	(0.35)	(4.07)		(1.06)	(0.87)

Total dividends and distributions	(0.44)	(0.53)	(4.23)		(1.26)	(1.09)

Net asset value, end of year	$19.35	$17.03	$22.56		$23.53	$20.78

Total return	16.27%	(22.20)%	14.20%		19.59%	24.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,852,014	$2,777,777	$3,830,106		$4,104,427	$3,313,780
Ratio of expenses to average net assets (f)	0.59%	0.58%	0.57	%(g)	0.58%	0.58%
Ratio of net investment income (loss) to average net assets (f)	1.15%	0.93%	0.50	%(bb)	0.77%	1.00%
Portfolio turnover rate^	11%	15%	19%		32%	18%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.05 and $0.11 for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	16.86%	7.32%	3.27%
Portfolio – Class K Shares	17.19	7.58	3.53
International Proxy Index	20.60	8.81	4.40
MSCI EAFE® Index	18.24	8.16	4.28

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 16.86% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned 20.60% and 18.24%, respectively.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Industrials, Financials, Technology, Consumer Discretionary and Materials.

•	The stocks that contributed the most to performance were Novo Nordisk A/S, ASML Holding NV, SAP SE, Toyota Motor Corp. and HSBC Holdings plc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Real Estate, Consumer Staples, Energy, Communication Services and Utilities.

•	The stocks that detracted the most from performance were AIA Group Ltd., British American Tobacco plc, Anglo American plc, Diageo plc and Bayer AG.

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Financials	$330,474,628	16.9%
Industrials	285,811,921	14.6
Health Care	223,062,188	11.4
Consumer Discretionary	205,945,179	10.6
Consumer Staples	162,871,821	8.3
Information Technology	149,362,175	7.7
Materials	136,834,760	7.0
Energy	75,422,618	3.9
Communication Services	71,109,764	3.6
Utilities	60,310,859	3.1
Real Estate	42,737,284	2.2
Investment Companies	13,308,160	0.7
Cash and Other	196,199,331	10.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (Unaudited)

by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,049.70	$4.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.78	4.47
Class K
Actual	1,000.00	1,051.00	3.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.04	3.20

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.88% and 0.63%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.1%)
Ampol Ltd.	23,978	$590,684
ANZ Group Holdings Ltd.	322,478	5,695,988
APA Group	131,058	762,703
Aristocrat Leisure Ltd.	61,519	1,711,261
ASX Ltd.	20,292	871,993
Aurizon Holdings Ltd.	220,504	570,997
BHP Group Ltd. (ASE Stock Exchange)	279,942	9,616,538
BHP Group Ltd. (London Stock Exchange)	265,671	9,107,657
BlueScope Steel Ltd.	50,920	811,967
Brambles Ltd.	154,430	1,431,214
CAR Group Ltd.	38,606	819,233
Cochlear Ltd.	6,906	1,405,569
Coles Group Ltd.	143,725	1,577,836
Commonwealth Bank of Australia	180,531	13,753,955
Computershare Ltd.	61,021	1,014,203
Dexus (REIT)	116,718	610,848
EBOS Group Ltd.	14,906	334,510
Endeavour Group Ltd.	165,078	586,085
Flutter Entertainment plc*	19,019	3,359,364
Fortescue Ltd.	180,615	3,571,784
Glencore plc	1,134,394	6,826,355
Goodman Group (REIT)	179,608	3,096,565
GPT Group (The) (REIT)	215,347	680,912
IDP Education Ltd.	26,203	357,656
IGO Ltd.	74,837	461,529
Insurance Australia Group Ltd.	270,947	1,045,044
Lottery Corp. Ltd. (The)	241,793	797,486
Macquarie Group Ltd.	40,174	5,027,160
Medibank Pvt Ltd.	287,889	698,408
Mineral Resources Ltd.	18,704	892,209
Mirvac Group (REIT)	397,355	565,925
National Australia Bank Ltd.	338,140	7,074,063
Northern Star Resources Ltd.	127,274	1,183,876
Orica Ltd.	52,979	575,474
Origin Energy Ltd.	179,584	1,036,538
Pilbara Minerals Ltd.(x)	287,086	772,757
Qantas Airways Ltd.*	105,752	386,987
QBE Insurance Group Ltd.	165,526	1,670,534
Ramsay Health Care Ltd.	18,774	673,068
REA Group Ltd.	5,323	657,096
Reece Ltd.	28,159	429,641
Rio Tinto Ltd.	39,847	3,683,676
Rio Tinto plc	121,262	9,029,781
Santos Ltd.	342,286	1,772,706
Scentre Group (REIT)	589,937	1,202,018
SEEK Ltd.	38,005	692,267
Sonic Healthcare Ltd.	50,601	1,106,184
South32 Ltd.	514,993	1,168,637
Stockland (REIT)	258,057	782,546
Suncorp Group Ltd.	131,648	1,242,505
Telstra Group Ltd.	438,336	1,182,868
Transurban Group	328,531	3,069,360
Treasury Wine Estates Ltd.	91,583	672,772
Vicinity Ltd. (REIT)	394,424	548,312
Washington H Soul Pattinson & Co. Ltd.	23,296	520,226
Wesfarmers Ltd.	121,604	4,726,736
Westpac Banking Corp.	377,285	5,887,610
WiseTech Global Ltd.	18,259	937,798
Woodside Energy Group Ltd. (ASE Stock Exchange)	156,325	3,308,752
Woodside Energy Group Ltd. (London Stock Exchange)	48,007	1,017,623
Woolworths Group Ltd.	130,419	3,306,114

		138,972,163

Austria (0.2%)
Erste Group Bank AG	36,411	1,476,396
Mondi plc	54,264	1,063,452
OMV AG	16,814	738,204
Verbund AG	7,840	727,450
voestalpine AG	11,183	352,587

		4,358,089

Belgium (0.7%)
Ageas SA/NV	15,946	691,997
Anheuser-Busch InBev SA/NV	93,247	6,013,756
D’ieteren Group	2,515	491,151
Elia Group SA/NV	3,444	430,767
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	6,489	506,367
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	3,755	295,231
KBC Group NV	27,290	1,769,045
Lotus Bakeries NV	45	408,848
Sofina SA	1,780	442,918
Syensqo SA*	7,575	788,242
UCB SA	13,667	1,190,418
Umicore SA	24,191	664,971
Warehouses De Pauw CVA (REIT)	18,525	582,844

		14,276,555

Brazil (0.0%)†
Yara International ASA	17,381	617,921

Burkina Faso (0.0%)†
Endeavour Mining plc	21,970	492,031

Chile (0.1%)
Antofagasta plc	45,355	970,948

China (0.4%)
BOC Hong Kong Holdings Ltd.	391,500	1,062,918
Budweiser Brewing Co. APAC Ltd. (m)	209,800	392,812
ESR Group Ltd. (m)	243,800	337,202
Prosus NV	157,703	4,697,987
SITC International Holdings Co. Ltd.	107,000	184,717
Wharf Holdings Ltd. (The) (x)	110,095	354,599
Wilmar International Ltd.	214,500	580,235
Xinyi Glass Holdings Ltd.	165,000	185,106

		7,795,576

Denmark (3.0%)
AP Moller - Maersk A/S, Class A	326	578,358
AP Moller - Maersk A/S, Class B	530	952,834
Carlsberg A/S, Class B	10,375	1,301,043
Chr Hansen Holding A/S	10,999	922,243
Coloplast A/S, Class B	14,455	1,652,563
Danske Bank A/S	74,871	2,000,197
Demant A/S*	10,197	446,978
DSV A/S	19,924	3,497,846

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Genmab A/S*	7,188	$2,293,918
Novo Nordisk A/S, Class B	351,481	36,336,411
Novozymes A/S, Class B (x)	23,159	1,272,721
Orsted A/S (m)	21,444	1,188,634
Pandora A/S	8,665	1,197,473
ROCKWOOL A/S, Class B	1,141	333,884
Tryg A/S (x)	35,816	779,151
Vestas Wind Systems A/S*	109,675	3,480,586

		58,234,840

Finland (1.0%)
Elisa OYJ	15,502	716,539
Fortum OYJ	47,593	686,176
Kesko OYJ, Class B	29,519	584,131
Kone OYJ, Class B	37,479	1,868,492
Metso OYJ	70,077	709,405
Neste OYJ	45,320	1,611,499
Nokia OYJ	564,027	1,900,351
Nordea Bank Abp (Helsinki Stock Exchange)	6,394	79,241
Nordea Bank Abp (Stockholm Stock Exchange)	343,633	4,249,226
Orion OYJ, Class B	11,938	517,538
Sampo OYJ, Class A	49,698	2,173,167
Stora Enso OYJ, Class R	63,949	884,221
UPM-Kymmene OYJ	56,624	2,129,093
Wartsila OYJ Abp	55,498	804,130

		18,913,209

France (9.2%)
Accor SA	20,875	797,356
Adevinta ASA*	29,558	327,003
Aeroports de Paris SA	3,476	449,735
Air Liquide SA	56,410	10,967,665
Airbus SE	63,658	9,823,074
Alstom SA	31,378	421,912
Amundi SA (m)	6,565	446,442
Arkema SA	6,218	707,029
AXA SA	197,660	6,434,917
BioMerieux	4,520	501,979
BNP Paribas SA	113,002	7,808,012
Bollore SE	80,836	504,646
Bouygues SA	20,147	758,873
Bureau Veritas SA	30,593	772,392
Capgemini SE	16,843	3,509,585
Carrefour SA	64,611	1,181,537
Cie de Saint-Gobain SA	48,782	3,589,834
Cie Generale des Etablissements Michelin SCA	71,670	2,568,238
Covivio SA (REIT)	6,038	324,484
Credit Agricole SA	115,193	1,634,354
Danone SA	68,819	4,458,080
Dassault Aviation SA	2,452	485,074
Dassault Systemes SE	70,799	3,457,344
Edenred SE	27,692	1,655,091
Eiffage SA	7,709	825,674
Engie SA	195,066	3,427,832
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	11,323	2,266,005
EssilorLuxottica SA (Euronext Paris)	20,656	4,141,060
Eurazeo SE	4,772	378,509
Gecina SA (REIT)	5,317	646,254
Getlink SE	36,426	666,120
Hermes International SCA	3,411	7,225,382
Ipsen SA	4,385	522,325
Kering SA	7,970	3,510,594
Klepierre SA (REIT)	24,294	661,902
La Francaise des Jeux SAEM (m)	10,954	397,123
Legrand SA	29,260	3,039,578
L’Oreal SA	25,977	12,923,430
LVMH Moet Hennessy Louis Vuitton SE	29,740	24,085,169
Orange SA	202,633	2,304,971
Pernod Ricard SA	21,930	3,867,487
Publicis Groupe SA	24,766	2,296,596
Remy Cointreau SA	2,513	319,036
Renault SA	20,575	838,252
Safran SA	36,814	6,480,584
Sartorius Stedim Biotech	3,199	845,803
SEB SA	3,082	384,468
Societe Generale SA	78,209	2,074,290
Sodexo SA	9,063	996,708
Teleperformance SE	6,019	877,429
Thales SA	11,144	1,647,909
TotalEnergies SE	247,068	16,801,444
Unibail-Rodamco-Westfield (REIT)*	12,902	953,153
Veolia Environnement SA	71,514	2,254,752
Vinci SA	54,735	6,870,289
Vivendi SE	72,033	769,444
Worldline SA (m)*	25,269	437,126

		179,321,354

Germany (7.6%)
adidas AG	17,634	3,585,053
Allianz SE (Registered)	43,439	11,602,587
BASF SE	95,936	5,166,219
Bayer AG (Registered)	105,696	3,924,053
Bayerische Motoren Werke AG	34,380	3,824,984
Bayerische Motoren Werke AG (Preference) (q)	5,731	569,090
Bechtle AG	7,646	383,128
Beiersdorf AG	10,932	1,637,679
Brenntag SE	15,675	1,440,074
Carl Zeiss Meditec AG	4,428	483,159
Commerzbank AG	114,584	1,361,086
Continental AG	11,524	978,570
Covestro AG (m)*	21,836	1,269,896
Daimler Truck Holding AG	57,671	2,165,914
Deutsche Bank AG (Registered)	210,605	2,874,598
Deutsche Boerse AG	20,859	4,294,590
Deutsche Lufthansa AG (Registered)*	62,613	556,291
Deutsche Post AG	105,888	5,243,328
Deutsche Telekom AG (Registered)	349,093	8,382,042
Dr Ing hc F Porsche AG (Preference) (m)(q)	12,277	1,082,900
E.ON SE	243,581	3,267,150
Evonik Industries AG	24,597	502,346
Fresenius Medical Care AG	23,120	968,865
Fresenius SE & Co. KGaA	46,123	1,429,254
GEA Group AG	16,791	698,638
Hannover Rueck SE	6,410	1,530,608
Heidelberg Materials AG	15,832	1,414,648
HelloFresh SE*	16,166	255,383

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Henkel AG & Co. KGaA	11,005	$789,440
Henkel AG & Co. KGaA (Preference) (q)	18,389	1,479,097
Infineon Technologies AG	140,316	5,855,290
Knorr-Bremse AG	7,904	513,067
LEG Immobilien SE*	7,516	658,141
Mercedes-Benz Group AG	86,388	5,965,270
Merck KGaA	13,714	2,181,612
MTU Aero Engines AG	5,932	1,278,620
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	14,696	6,085,491
Nemetschek SE	5,978	517,922
Porsche Automobil Holding SE (Preference) (q)	16,326	834,829
Puma SE	11,249	627,374
Rational AG	466	359,851
Rheinmetall AG	4,683	1,483,732
RWE AG	67,370	3,062,685
SAP SE	112,468	17,317,704
Sartorius AG (Preference) (q)(x)	2,975	1,094,313
Scout24 SE (m)	8,542	605,025
Siemens AG (Registered)	81,856	15,354,809
Siemens Energy AG*	55,277	732,277
Siemens Healthineers AG (m)	31,260	1,815,198
Symrise AG, Class A	14,077	1,548,436
Talanx AG	7,496	534,992
Volkswagen AG	3,175	415,172
Volkswagen AG (Preference) (q)	21,984	2,713,301
Vonovia SE	76,525	2,411,053
Wacker Chemie AG	2,160	272,552
Zalando SE (m)*	23,247	550,483

		147,949,869

Hong Kong (1.8%)
AIA Group Ltd.	1,244,012	10,841,393
CK Asset Holdings Ltd.	209,152	1,049,979
CK Infrastructure Holdings Ltd.	68,000	376,205
CLP Holdings Ltd.	175,500	1,448,546
Futu Holdings Ltd. (ADR)*	6,388	348,976
Hang Lung Properties Ltd.	180,000	250,804
Hang Seng Bank Ltd.	82,900	966,645
Henderson Land Development Co. Ltd.	159,025	489,793
HKT Trust & HKT Ltd.	362,013	432,088
Hong Kong & China Gas Co. Ltd.	1,256,722	962,438
Hong Kong Exchanges & Clearing Ltd.	129,558	4,446,634
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	123,000	408,360
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	600	2,088
Jardine Matheson Holdings Ltd.	15,400	654,500
Link REIT (REIT)	272,080	1,527,913
MTR Corp. Ltd.	166,000	644,144
New World Development Co. Ltd.	148,621	230,683
Power Assets Holdings Ltd.	151,500	877,938
Prudential plc	294,416	3,329,461
Sino Land Co. Ltd.	405,172	440,534
Sun Hung Kai Properties Ltd.	157,000	1,697,977
Swire Pacific Ltd., Class A	45,000	380,931
Swire Properties Ltd.	138,800	280,853
Techtronic Industries Co. Ltd.	154,000	1,835,141
WH Group Ltd. (m)	967,103	624,217
Wharf Real Estate Investment Co. Ltd.	186,900	631,896

		35,180,137

Ireland (0.4%)
AerCap Holdings NV*	21,252	1,579,449
AIB Group plc	169,401	725,600
Bank of Ireland Group plc	114,534	1,039,082
Kerry Group plc, Class A	17,434	1,513,911
Kingspan Group plc	16,562	1,433,436
Smurfit Kappa Group plc (x)	26,569	1,052,391

		7,343,869

Israel (0.5%)
Azrieli Group Ltd.	4,926	318,645
Bank Hapoalim BM	132,628	1,190,906
Bank Leumi Le-Israel BM	167,471	1,346,503
Check Point Software Technologies Ltd.*	10,469	1,599,558
Elbit Systems Ltd.	2,632	558,306
Global-e Online Ltd.*	9,898	392,258
ICL Group Ltd.	81,138	410,335
Israel Discount Bank Ltd., Class A	134,713	673,463
Mizrahi Tefahot Bank Ltd.	16,868	652,254
Nice Ltd.*	7,028	1,415,286
Teva Pharmaceutical Industries Ltd. (ADR)*	120,502	1,258,041
Wix.com Ltd.*	5,891	724,711

		10,540,266

Italy (2.0%)
Amplifon SpA	12,997	449,668
Assicurazioni Generali SpA	109,984	2,319,669
Banco BPM SpA	130,685	689,753
Coca-Cola HBC AG	22,005	646,522
Davide Campari-Milano NV	60,150	678,302
DiaSorin SpA	3,041	313,017
Enel SpA	876,000	6,508,315
Eni SpA	252,783	4,283,010
Ferrari NV	13,576	4,574,101
FinecoBank Banca Fineco SpA	61,745	926,000
Infrastrutture Wireless Italiane SpA (m)	36,130	456,691
Intesa Sanpaolo SpA	1,662,381	4,851,313
Leonardo SpA	32,785	540,542
Mediobanca Banca di Credito Finanziario SpA	61,172	756,683
Moncler SpA	22,026	1,354,379
Nexi SpA (m)*	69,067	564,682
Poste Italiane SpA (m)	57,081	647,475
Prysmian SpA	28,597	1,299,723
Recordati Industria Chimica e Farmaceutica SpA	11,564	623,368
Snam SpA	209,139	1,074,742
Telecom Italia SpA*	1,086,535	352,887
Terna - Rete Elettrica Nazionale	149,445	1,246,257
UniCredit SpA	173,168	4,696,062

		39,853,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Japan (20.1%)
Advantest Corp.	81,600	$2,776,136
Aeon Co. Ltd.	68,800	1,537,509
AGC, Inc. (x)	20,100	746,409
Aisin Corp.	14,700	514,291
Ajinomoto Co., Inc.	49,500	1,909,787
ANA Holdings, Inc.*	16,700	362,426
Asahi Group Holdings Ltd. (x)	52,400	1,954,037
Asahi Intecc Co. Ltd.	26,300	535,046
Asahi Kasei Corp.	141,000	1,039,000
Astellas Pharma, Inc.	196,200	2,346,051
Azbil Corp.	12,000	397,106
Bandai Namco Holdings, Inc.	62,600	1,254,886
BayCurrent Consulting, Inc.	15,800	554,793
Bridgestone Corp. (x)	61,700	2,555,518
Brother Industries Ltd.	28,000	446,908
Canon, Inc. (x)	107,600	2,762,496
Capcom Co. Ltd.	19,200	620,391
Central Japan Railway Co.	79,500	2,020,766
Chiba Bank Ltd. (The)	58,900	425,459
Chubu Electric Power Co., Inc.	65,700	848,741
Chugai Pharmaceutical Co. Ltd.	71,000	2,689,943
Concordia Financial Group Ltd.	112,600	514,766
Dai Nippon Printing Co. Ltd.	23,100	683,662
Daifuku Co. Ltd.	32,000	647,376
Dai-ichi Life Holdings, Inc.	100,800	2,138,962
Daiichi Sankyo Co. Ltd.	199,200	5,470,230
Daikin Industries Ltd.	28,200	4,597,000
Daito Trust Construction Co. Ltd.	6,900	800,106
Daiwa House Industry Co. Ltd.	62,700	1,899,677
Daiwa House REIT Investment Corp. (REIT)	264	471,268
Daiwa Securities Group, Inc.	138,600	932,945
Denso Corp.	203,300	3,066,802
Dentsu Group, Inc.	21,581	553,759
Disco Corp.	9,900	2,456,043
East Japan Railway Co.	32,509	1,874,225
Eisai Co. Ltd.	26,300	1,315,373
ENEOS Holdings, Inc.	311,790	1,239,199
FANUC Corp.	100,400	2,952,899
Fast Retailing Co. Ltd.	18,900	4,690,149
Fuji Electric Co. Ltd.	13,400	576,770
FUJIFILM Holdings Corp.	39,800	2,391,670
Fujitsu Ltd.	19,200	2,897,021
GLP J-REIT (REIT)	495	493,245
Hamamatsu Photonics KK	15,500	637,589
Hankyu Hanshin Holdings, Inc.	23,900	760,901
Hikari Tsushin, Inc.	1,900	315,050
Hirose Electric Co. Ltd.	3,224	365,044
Hitachi Construction Machinery Co. Ltd.	12,300	325,121
Hitachi Ltd.	101,100	7,292,106
Honda Motor Co. Ltd.	495,700	5,153,874
Hoshizaki Corp.	11,000	402,631
Hoya Corp.	38,100	4,762,500
Hulic Co. Ltd. (x)	46,900	491,119
Ibiden Co. Ltd.	13,000	720,532
Idemitsu Kosan Co. Ltd.	99,385	540,979
Iida Group Holdings Co. Ltd.	14,800	221,633
Inpex Corp. (x)	104,500	1,411,491
Isuzu Motors Ltd.	63,000	811,404
ITOCHU Corp.	129,700	5,304,822
Japan Airlines Co. Ltd.	16,538	325,482
Japan Exchange Group, Inc.	52,600	1,112,807
Japan Metropolitan Fund Invest (REIT)	799	577,433
Japan Post Bank Co. Ltd.	152,500	1,553,121
Japan Post Holdings Co. Ltd.	223,900	2,000,015
Japan Post Insurance Co. Ltd.	20,500	364,057
Japan Real Estate Investment Corp. (REIT)	132	546,723
Japan Tobacco, Inc. (x)	131,700	3,404,585
JFE Holdings, Inc.	62,000	961,879
JSR Corp.	19,000	541,702
Kajima Corp.	44,600	745,389
Kansai Electric Power Co., Inc. (The)	79,300	1,052,834
Kao Corp. (x)	50,300	2,069,078
Kawasaki Kisen Kaisha Ltd.	13,400	574,965
KDDI Corp.	159,900	5,087,315
KDX Realty Investment Corp. (REIT)	446	508,630
Keisei Electric Railway Co. Ltd.	14,300	675,852
Keyence Corp.	20,940	9,225,481
Kikkoman Corp.	13,900	851,153
Kintetsu Group Holdings Co. Ltd.	20,300	643,841
Kirin Holdings Co. Ltd. (x)	85,200	1,248,391
Kobe Bussan Co. Ltd.	16,600	490,465
Koei Tecmo Holdings Co. Ltd.	10,940	124,801
Koito Manufacturing Co. Ltd.	22,400	349,106
Komatsu Ltd.	98,900	2,586,831
Konami Group Corp.	9,900	518,381
Kose Corp. (x)	4,000	300,000
Kubota Corp.	109,100	1,642,303
Kyocera Corp.	139,200	2,031,728
Kyowa Kirin Co. Ltd.	29,700	499,213
Lasertec Corp.	8,200	2,161,660
LY Corp.	281,400	997,274
M3, Inc.	47,900	792,558
Makita Corp.	23,800	656,610
Marubeni Corp.	158,200	2,500,345
MatsukiyoCocokara & Co.	35,400	626,906
Mazda Motor Corp.	60,600	654,781
McDonald’s Holdings Co. Japan Ltd. (x)	10,676	462,627
Meiji Holdings Co. Ltd.	26,044	618,591
Minebea Mitsumi, Inc.	37,200	764,711
MISUMI Group, Inc.	33,500	567,718
Mitsubishi Chemical Group Corp.	138,800	850,519
Mitsubishi Corp.	371,400	5,935,815
Mitsubishi Electric Corp.	208,100	2,950,297
Mitsubishi Estate Co. Ltd.	123,400	1,700,470
Mitsubishi HC Capital, Inc.	87,200	585,539
Mitsubishi Heavy Industries Ltd.	34,299	2,004,667
Mitsubishi UFJ Financial Group, Inc.	1,229,900	10,567,545
Mitsui & Co. Ltd.	141,000	5,298,000
Mitsui Chemicals, Inc.	19,900	590,226
Mitsui Fudosan Co. Ltd.	98,400	2,413,243
Mitsui OSK Lines Ltd.	37,700	1,207,737
Mizuho Financial Group, Inc.	259,243	4,435,629
MonotaRO Co. Ltd.	25,500	278,420
MS&AD Insurance Group Holdings, Inc.	46,680	1,836,080
Murata Manufacturing Co. Ltd.	187,500	3,980,053
NEC Corp.	26,800	1,587,092
Nexon Co. Ltd.	34,600	630,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Nidec Corp.	45,600	$1,841,787
Nintendo Co. Ltd.	113,400	5,918,515
Nippon Building Fund, Inc. (REIT) (x)	165	715,000
Nippon Express Holdings, Inc.	8,200	466,062
Nippon Paint Holdings Co. Ltd.	93,800	758,383
Nippon Prologis REIT, Inc. (REIT)	259	498,529
Nippon Sanso Holdings Corp.	18,000	482,043
Nippon Steel Corp.	90,808	2,080,212
Nippon Telegraph & Telephone Corp.	3,194,000	3,903,023
Nippon Yusen KK	54,100	1,677,100
Nissan Chemical Corp.	13,100	511,550
Nissan Motor Co. Ltd.	258,600	1,016,426
Nissin Foods Holdings Co. Ltd.	20,400	711,974
Nitori Holdings Co. Ltd.	8,800	1,178,326
Nitto Denko Corp.	15,100	1,129,823
Nomura Holdings, Inc.	311,600	1,409,272
Nomura Real Estate Holdings, Inc.	10,000	263,050
Nomura Real Estate Master Fund, Inc. (REIT)	454	531,277
Nomura Research Institute Ltd.	40,898	1,189,523
NTT Data Group Corp.	64,900	920,107
Obayashi Corp.	71,900	622,113
Obic Co. Ltd.	7,200	1,240,596
Odakyu Electric Railway Co. Ltd.	32,000	488,170
Oji Holdings Corp.	84,700	326,185
Olympus Corp.	129,000	1,866,840
Omron Corp.	19,000	887,071
Ono Pharmaceutical Co. Ltd.	44,600	795,841
Open House Group Co. Ltd.	7,700	228,433
Oracle Corp.	3,400	262,113
Oriental Land Co. Ltd.	118,200	4,401,902
ORIX Corp.	124,600	2,347,075
Osaka Gas Co. Ltd.	39,000	814,574
Otsuka Corp.	13,200	544,196
Otsuka Holdings Co. Ltd. (x)	45,900	1,721,738
Pan Pacific International Holdings Corp.	39,700	947,169
Panasonic Holdings Corp.	236,800	2,345,328
Rakuten Group, Inc. (x)*	170,400	758,945
Recruit Holdings Co. Ltd.	154,100	6,517,009
Renesas Electronics Corp.*	158,600	2,867,173
Resona Holdings, Inc.	226,405	1,150,491
Ricoh Co. Ltd.	58,500	449,330
Rohm Co. Ltd.	38,000	728,333
SBI Holdings, Inc.	24,920	560,612
SCSK Corp.	18,600	368,834
Secom Co. Ltd.	22,600	1,627,681
Seiko Epson Corp.	30,100	450,539
Sekisui Chemical Co. Ltd.	40,800	588,128
Sekisui House Ltd.	66,800	1,483,813
Seven & i Holdings Co. Ltd.	82,200	3,261,766
SG Holdings Co. Ltd.	35,900	515,330
Sharp Corp.*	30,400	216,789
Shimadzu Corp.	26,500	740,872
Shimano, Inc.	8,400	1,300,809
Shimizu Corp.	53,900	358,034
Shin-Etsu Chemical Co. Ltd.	196,200	8,233,443
Shionogi & Co. Ltd.	27,200	1,311,387
Shiseido Co. Ltd.	43,800	1,320,834
Shizuoka Financial Group, Inc.	52,600	445,794
SMC Corp.	6,200	3,331,291
SoftBank Corp.	312,100	3,894,610
SoftBank Group Corp.	110,000	4,909,433
Sompo Holdings, Inc.	32,025	1,566,272
Sony Group Corp.	135,800	12,915,447
Square Enix Holdings Co. Ltd.	9,700	348,306
Subaru Corp.	64,800	1,188,460
SUMCO Corp. (x)	34,400	515,878
Sumitomo Chemical Co. Ltd.	150,500	367,177
Sumitomo Corp.	114,600	2,500,068
Sumitomo Electric Industries Ltd.	75,900	966,514
Sumitomo Metal Mining Co. Ltd.	26,999	813,034
Sumitomo Mitsui Financial Group, Inc.	136,797	6,674,917
Sumitomo Mitsui Trust Holdings, Inc.	71,536	1,372,882
Sumitomo Realty & Development Co. Ltd.	29,900	889,366
Suntory Beverage & Food Ltd. (x)	16,300	537,553
Suzuki Motor Corp.	38,700	1,655,866
Sysmex Corp.	18,700	1,042,160
T&D Holdings, Inc.	51,800	823,106
Taisei Corp.	17,600	601,895
Takeda Pharmaceutical Co. Ltd.	169,863	4,883,862
TDK Corp.	42,400	2,019,864
Terumo Corp.	70,900	2,324,112
TIS, Inc.	25,400	559,701
Tobu Railway Co. Ltd.	20,700	556,257
Toho Co. Ltd.	11,200	378,814
Tokio Marine Holdings, Inc.	195,200	4,885,538
Tokyo Electric Power Co. Holdings, Inc.*	164,300	860,536
Tokyo Electron Ltd.	50,800	9,098,965
Tokyo Gas Co. Ltd.	43,000	987,475
Tokyu Corp.	54,800	668,871
TOPPAN Holdings, Inc.	27,400	764,674
Toray Industries, Inc.	153,600	798,611
Tosoh Corp.	23,800	303,999
TOTO Ltd.	13,900	366,033
Toyota Industries Corp.	15,500	1,264,184
Toyota Motor Corp.	1,142,150	20,983,969
Toyota Tsusho Corp.	22,400	1,319,852
Trend Micro, Inc.*	14,700	786,919
Unicharm Corp.	44,600	1,612,559
USS Co. Ltd.	19,900	400,258
West Japan Railway Co.	23,100	963,483
Yakult Honsha Co. Ltd.	29,200	655,861
Yamaha Corp.	14,100	325,700
Yamaha Motor Co. Ltd. (x)	100,800	900,409
Yamato Holdings Co. Ltd.	28,000	517,404
Yaskawa Electric Corp.	27,100	1,132,050
Yokogawa Electric Corp.	22,600	431,003
Zensho Holdings Co. Ltd.	10,200	534,523
ZOZO, Inc.	14,300	322,004

		391,565,843

Jordan (0.0%)†
Hikma Pharmaceuticals plc	17,586	401,022

Luxembourg (0.1%)
ArcelorMittal SA	53,470	1,515,549
Eurofins Scientific SE	14,097	917,870

		2,433,419

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Macau (0.1%)
Galaxy Entertainment Group Ltd.	234,000	$1,311,071
Sands China Ltd.*	266,400	779,566

		2,090,637

Netherlands (5.0%)
ABN AMRO Bank NV (CVA) (m)	43,692	655,497
Adyen NV (m)*	2,385	3,071,565
Aegon Ltd.	179,962	1,042,615
Akzo Nobel NV	18,917	1,562,498
Argenx SE (Brussels Stock Exchange)*	6,062	2,298,752
Argenx SE (Vienna Stock Exchange)*	244	92,823
ASM International NV	5,188	2,691,541
ASML Holding NV	43,420	32,676,273
ASR Nederland NV	17,513	825,539
BE Semiconductor Industries NV	8,446	1,272,255
Euronext NV (m)	9,287	806,350
EXOR NV	10,091	1,008,166
Heineken Holding NV	12,555	1,061,683
Heineken NV	31,555	3,202,743
IMCD NV	5,703	991,908
ING Groep NV	388,735	5,804,602
JDE Peet’s NV	10,624	285,703
Koninklijke Ahold Delhaize NV	106,161	3,048,865
Koninklijke KPN NV	349,378	1,202,600
Koninklijke Philips NV*	85,102	1,980,901
NN Group NV	26,970	1,064,404
OCI NV	13,121	380,085
Randstad NV	11,764	736,615
Shell plc	713,420	23,384,213
Universal Music Group NV	88,202	2,513,135
Wolters Kluwer NV	27,509	3,908,434

		97,569,765

New Zealand (0.2%)
Auckland International Airport Ltd.	133,903	744,892
Fisher & Paykel Healthcare Corp. Ltd.	65,506	977,267
Mercury NZ Ltd.	88,765	370,344
Meridian Energy Ltd.	149,621	523,989
Spark New Zealand Ltd.	194,516	636,950
Xero Ltd.*	16,176	1,237,898

		4,491,340

Norway (0.6%)
Aker BP ASA	35,162	1,022,684
DNB Bank ASA	101,284	2,153,303
Equinor ASA	95,766	3,036,547
Gjensidige Forsikring ASA	18,661	344,387
Kongsberg Gruppen ASA	8,763	401,412
Mowi ASA	51,522	922,943
Norsk Hydro ASA	137,654	926,735
Orkla ASA	78,262	607,307
Salmar ASA	7,336	410,993
Telenor ASA	80,575	924,718

		10,751,029

Portugal (0.2%)
EDP - Energias de Portugal SA	312,032	1,569,050
Galp Energia SGPS SA	54,850	807,759
Jeronimo Martins SGPS SA	31,578	803,187

		3,179,996

Singapore (1.4%)
CapitaLand Ascendas REIT (REIT)	385,966	886,135
CapitaLand Integrated Commercial Trust (REIT)	550,805	859,752
CapitaLand Investment Ltd.	294,200	704,430
City Developments Ltd.	47,700	240,352
DBS Group Holdings Ltd.	195,100	4,939,035
Genting Singapore Ltd.	600,241	454,814
Grab Holdings Ltd., Class A*	191,566	645,577
Jardine Cycle & Carriage Ltd.	12,400	279,617
Keppel Corp. Ltd.	167,900	899,453
Mapletree Logistics Trust (REIT)	386,051	508,982
Mapletree Pan Asia Commercial Trust (REIT)	245,400	291,933
Oversea-Chinese Banking Corp. Ltd.	364,806	3,593,467
Sea Ltd. (ADR)*	39,854	1,614,087
Seatrium Ltd.*	4,426,277	395,757
Sembcorp Industries Ltd.	97,900	393,900
Singapore Airlines Ltd.	145,200	721,737
Singapore Exchange Ltd.	98,100	730,686
Singapore Technologies Engineering Ltd.	178,900	527,313
Singapore Telecommunications Ltd.	902,200	1,688,527
STMicroelectronics NV	74,501	3,721,192
United Overseas Bank Ltd.	138,975	2,995,900
UOL Group Ltd.	52,911	251,776

		27,344,422

South Africa (0.2%)
Anglo American plc	135,663	3,407,618

South Korea (0.0%)†
Delivery Hero SE (m)*	18,045	498,219

Spain (2.3%)
Acciona SA	2,485	365,684
ACS Actividades de Construccion y Servicios SA	22,608	1,002,317
Aena SME SA (m)	8,225	1,490,026
Amadeus IT Group SA	48,941	3,505,364
Banco Bilbao Vizcaya Argentaria SA	649,760	5,900,531
Banco Santander SA	1,743,110	7,272,916
CaixaBank SA	437,992	1,801,600
Cellnex Telecom SA (m)	58,935	2,320,086
Corp. ACCIONA Energias Renovables SA	8,240	255,431
EDP Renovaveis SA	28,566	584,194
Enagas SA (x)	25,191	424,513
Endesa SA	34,902	711,265
Grifols SA*	36,105	616,007
Iberdrola SA	657,089	8,610,420
Industria de Diseno Textil SA	117,063	5,095,606
Naturgy Energy Group SA	14,594	434,998
Redeia Corp. SA	44,182	727,231
Repsol SA	137,116	2,035,916
Telefonica SA	562,935	2,196,212

		45,350,317

Sweden (2.9%)
Alfa Laval AB	32,504	1,300,025

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Assa Abloy AB, Class B	109,350	$3,147,347
Atlas Copco AB, Class A	287,323	4,943,948
Atlas Copco AB, Class B	167,111	2,475,338
Beijer Ref AB, Class B (x)	39,857	533,084
Boliden AB	28,802	898,095
Epiroc AB, Class A	71,937	1,442,156
Epiroc AB, Class B	43,088	753,588
EQT AB	35,627	1,006,707
Essity AB, Class B	67,363	1,669,707
Evolution AB (m)	19,362	2,307,841
Fastighets AB Balder, Class B*	77,838	551,948
Getinge AB, Class B	24,437	543,445
H & M Hennes & Mauritz AB, Class B	71,953	1,259,992
Hexagon AB, Class B	221,937	2,661,426
Holmen AB, Class B	9,014	380,452
Husqvarna AB, Class B	40,945	336,863
Industrivarden AB, Class A	14,864	484,706
Industrivarden AB, Class C	17,064	555,432
Indutrade AB	29,887	775,766
Investment AB Latour, Class B	12,639	328,693
Investor AB, Class B	188,443	4,362,604
L E Lundbergforetagen AB, Class B	6,766	367,748
Lifco AB, Class B	24,596	602,826
Nibe Industrier AB, Class B	170,779	1,198,800
Saab AB, Class B	9,477	570,910
Sagax AB, Class B	18,491	508,564
Sandvik AB	111,534	2,411,803
Securitas AB, Class B	52,381	511,966
Skandinaviska Enskilda Banken AB, Class A	167,763	2,308,684
Skanska AB, Class B	37,174	672,085
SKF AB, Class B	37,974	757,895
Svenska Cellulosa AB SCA, Class B	66,481	995,958
Svenska Handelsbanken AB, Class A	160,335	1,739,895
Swedbank AB, Class A	92,736	1,869,238
Swedish Orphan Biovitrum AB*	19,030	503,766
Tele2 AB, Class B	59,247	508,349
Telefonaktiebolaget LM Ericsson, Class B	321,863	2,013,947
Telia Co. AB	234,555	598,361
Volvo AB, Class A	21,221	561,766
Volvo AB, Class B	160,840	4,173,272
Volvo Car AB, Class B*	74,215	239,582

		55,834,578

Switzerland (5.7%)
ABB Ltd. (Registered)	172,750	7,661,346
Adecco Group AG (Registered)	16,850	826,823
Alcon, Inc.	53,820	4,200,398
Avolta AG*	11,662	458,687
Bachem Holding AG	3,890	300,636
Baloise Holding AG (Registered)	4,781	749,225
Banque Cantonale Vaudoise (Registered)	2,868	369,988
Barry Callebaut AG (Registered)	376	634,378
BKW AG	2,066	367,240
Chocoladefabriken Lindt & Spruengli AG	101	1,211,688
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	1,334,047
Cie Financiere Richemont SA (Registered)	56,222	7,737,586
Clariant AG (Registered)	24,093	355,788
DSM-Firmenich AG	20,050	2,036,346
EMS-Chemie Holding AG (Registered)	795	643,713
Geberit AG (Registered)	3,670	2,351,977
Givaudan SA (Registered)	987	4,088,589
Helvetia Holding AG (Registered)	3,636	501,055
Julius Baer Group Ltd.	22,570	1,265,294
Kuehne + Nagel International AG (Registered)	5,858	2,018,487
Logitech International SA (Registered)	17,246	1,635,504
Lonza Group AG (Registered)	8,116	3,413,149
Novartis AG (Registered)	220,766	22,277,404
Partners Group Holding AG	2,425	3,497,444
Sandoz Group AG*	44,857	1,443,232
Schindler Holding AG	4,574	1,143,704
Schindler Holding AG (Registered)	2,528	599,650
SGS SA (Registered)	16,679	1,438,553
SIG Group AG	34,489	793,487
Sika AG (Registered)	16,437	5,349,036
Sonova Holding AG (Registered)	5,429	1,771,259
Straumann Holding AG (Registered)	11,698	1,886,034
Swatch Group AG (The)	3,196	868,683
Swatch Group AG (The) (Registered)	6,356	332,896
Swiss Life Holding AG (Registered)	3,202	2,223,373
Swiss Prime Site AG (Registered)	7,865	840,224
Swisscom AG (Registered)	2,791	1,679,146
Temenos AG (Registered)	6,730	625,909
UBS Group AG (Registered)	354,239	10,992,971
VAT Group AG (m)	2,859	1,432,814
Zurich Insurance Group AG	15,779	8,247,367

		111,605,130

United Arab Emirates (0.0%)
NMC Health plc (r)*	12,466	—

United Kingdom (9.8%)
3i Group plc	103,626	3,197,823
abrdn plc	225,115	512,623
Admiral Group plc	28,070	960,320
Ashtead Group plc	47,652	3,317,598
Associated British Foods plc	38,271	1,154,673
AstraZeneca plc	166,929	22,554,261
Auto Trader Group plc (m)	105,579	970,833
Aviva plc	294,205	1,630,162
BAE Systems plc	327,031	4,629,120
Barclays plc	1,683,057	3,299,056
Barratt Developments plc	113,544	814,245
Berkeley Group Holdings plc	11,236	671,414
BP plc	1,839,975	10,932,729
British American Tobacco plc	228,823	6,695,267
BT Group plc	707,513	1,114,664
Bunzl plc	36,907	1,500,688
Burberry Group plc	42,591	768,727
Centrica plc	606,905	1,088,056
CK Hutchison Holdings Ltd.	292,152	1,565,801
Coca-Cola Europacific Partners plc	22,247	1,484,765
Compass Group plc	186,714	5,107,373
Croda International plc	14,900	959,110

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
DCC plc	10,568	$778,326
Diageo plc	242,015	8,810,315
Entain plc	68,715	870,796
Halma plc	40,696	1,184,783
Hargreaves Lansdown plc	42,558	398,170
HSBC Holdings plc	2,100,790	17,017,241
Imperial Brands plc	94,890	2,184,990
Informa plc	147,633	1,470,065
InterContinental Hotels Group plc	17,469	1,578,720
Intertek Group plc	17,983	973,269
J Sainsbury plc	184,512	711,680
JD Sports Fashion plc	289,119	611,568
Kingfisher plc	199,621	619,069
Land Securities Group plc (REIT)	78,087	701,513
Legal & General Group plc	636,386	2,036,846
Lloyds Banking Group plc	6,858,191	4,170,710
London Stock Exchange Group plc	45,385	5,365,008
M&G plc	223,370	633,214
Melrose Industries plc	148,074	1,070,925
National Grid plc	393,924	5,312,379
NatWest Group plc	642,354	1,796,396
Next plc	13,102	1,355,744
Ocado Group plc*	57,231	553,249
Pearson plc	70,717	869,124
Persimmon plc	30,386	537,981
Phoenix Group Holdings plc	75,978	518,316
Reckitt Benckiser Group plc	77,276	5,338,692
RELX plc (London Stock Exchange)	73,030	2,895,027
RELX plc (Turquoise Stock Exchange)	130,049	5,142,591
Rentokil Initial plc	271,582	1,525,926
Rolls-Royce Holdings plc*	915,363	3,496,802
Sage Group plc (The)	109,169	1,631,560
Schroders plc	78,548	430,421
Segro plc (REIT)	129,692	1,465,325
Severn Trent plc	27,358	899,346
Smith & Nephew plc	93,822	1,289,780
Smiths Group plc	38,310	861,150
Spirax-Sarco Engineering plc	8,004	1,071,751
SSE plc	119,132	2,818,366
St James’s Place plc	63,196	550,659
Standard Chartered plc	255,761	2,173,154
Taylor Wimpey plc	371,148	695,670
Tesco plc	780,682	2,890,755
Unilever plc	207,162	10,029,485
Unilever plc (London Stock Exchange)	63,719	3,086,338
United Utilities Group plc	70,431	951,165
Vodafone Group plc	2,500,972	2,185,600
Whitbread plc	20,757	967,301
Wise plc, Class A*	60,513	674,141
WPP plc	114,802	1,101,883

		191,232,593

United States (6.7%)
CRH plc	77,665	5,355,667
CSL Ltd.	51,953	10,148,377
CyberArk Software Ltd.*	4,364	955,934
Experian plc	98,551	4,022,289
Ferrovial SE	55,654	2,028,724
GSK plc	441,051	8,152,816
Haleon plc	607,068	2,488,925
Holcim AG	57,106	4,482,656
James Hardie Industries plc (CHDI)*	45,289	1,743,405
Monday.com Ltd.*	2,863	537,700
Nestle SA (Registered)	287,572	33,340,641
QIAGEN NV*	23,119	1,005,575
Roche Holding AG	75,669	21,997,587
Roche Holding AG CHF 1	3,322	1,032,484
Sanofi SA	122,369	12,125,612
Schneider Electric SE	58,612	11,762,024
Stellantis NV (Euronext Paris)	146,873	3,428,460
Stellantis NV (Italian Stock Exchange)	93,994	2,194,623
Swiss Re AG	32,701	3,676,603
Tenaris SA	51,041	887,179

		131,367,281

Total Common Stocks (89.3%) (Cost $1,272,199,444)		1,743,943,197

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	1,500,000	1,500,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	7,808,160	7,808,160

Total Investment Companies		13,308,160

Total Short-Term Investments (0.7%) (Cost $13,308,160)		13,308,160

Total Investments in Securities (90.0%) (Cost $1,285,507,604)		1,757,251,357
Other Assets Less Liabilities (10.0%)		196,199,331

Net Assets (100%)		$1,953,450,688

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $24,369,137 or 1.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $23,271,424. This was collateralized by $11,297,576 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 1/15/24 - 8/15/52 and by cash of $13,308,160 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,599	3/2024	EUR	80,193,766	(342,382)
FTSE 100 Index	509	3/2024	GBP	50,323,928	1,349,824
SPI 200 Index	159	3/2024	AUD	20,545,973	479,557
TOPIX Index	304	3/2024	JPY	51,011,631	159,439

					1,646,438

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,758,160	JPY	247,718,002	Deutsche Bank AG	1/4/2024	1,018
AUD	25,088,796	USD	16,572,153	HSBC Bank plc	3/15/2024	562,290
GBP	29,152,469	USD	36,595,036	HSBC Bank plc	3/15/2024	577,662
JPY	5,166,565,833	USD	36,273,530	HSBC Bank plc	3/15/2024	785,942

Total unrealized appreciation						1,926,912

USD	69,219,752	EUR	64,027,979	HSBC Bank plc	3/15/2024	(1,669,481)

Total unrealized depreciation						(1,669,481)

Net unrealized appreciation						257,431

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 3,335,069, CHF 2,092, DKK 27,082, EUR 147,916,882, GBP 11,449,032, HKD 97,458, ILS 18,734, JPY 14,102,693, NOK 2,096, NZD 9,564, SEK 2,070 and SGD 19,489.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Australia	$—	$138,972,163	$—		$138,972,163
Austria	—	4,358,089	—		4,358,089
Belgium	—	14,276,555	—		14,276,555
Brazil	—	617,921	—		617,921
Burkina Faso	—	492,031	—		492,031
Chile	—	970,948	—		970,948
China	—	7,795,576	—		7,795,576
Denmark	—	58,234,840	—		58,234,840
Finland	—	18,913,209	—		18,913,209
France	—	179,321,354	—		179,321,354
Germany	—	147,949,869	—		147,949,869
Hong Kong	1,411,836	33,768,301	—		35,180,137
Ireland	1,579,449	5,764,420	—		7,343,869
Israel	3,974,568	6,565,698	—		10,540,266
Italy	—	39,853,161	—		39,853,161
Japan	—	391,565,843	—		391,565,843
Jordan	—	401,022	—		401,022
Luxembourg	—	2,433,419	—		2,433,419
Macau	—	2,090,637	—		2,090,637
Netherlands	—	97,569,765	—		97,569,765
New Zealand	—	4,491,340	—		4,491,340
Norway	—	10,751,029	—		10,751,029
Portugal	—	3,179,996	—		3,179,996
Singapore	2,259,664	25,084,758	—		27,344,422
South Africa	—	3,407,618	—		3,407,618
South Korea	—	498,219	—		498,219
Spain	—	45,350,317	—		45,350,317
Sweden	—	55,834,578	—		55,834,578
Switzerland	—	111,605,130	—		111,605,130
United Arab Emirates	—	—	—	(a)	— (a)
United Kingdom	1,484,765	189,747,828	—		191,232,593
United States	1,493,634	129,873,647	—		131,367,281
Forward Currency Contracts	—	1,926,912	—		1,926,912
Futures	1,988,820	—	—		1,988,820
Short-Term Investments
Investment Companies	$13,308,160	$—	$—		$13,308,160

Total Assets	$27,500,896	$1,733,666,193	$—		$1,761,167,089

Liabilities:
Forward Currency Contracts	$—	$(1,669,481)	$—		$(1,669,481)
Futures	(342,382)	—	—		(342,382)

Total Liabilities	$(342,382)	$(1,669,481)	$—		$(2,011,863)

Total	$27,158,514	$1,731,996,712	$—		$1,759,155,226

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,926,912
Equity contracts	Receivables, Net assets - Unrealized appreciation	1,988,820	*

Total		$3,915,732

	Liability Derivatives
Foreign exchange contracts	Payables	(1,669,481)
Equity contracts	Payables, Net assets - Unrealized depreciation	(342,382	)*

Total		$(2,011,863)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(3,675,889)	$(3,675,889)
Equity contracts	21,235,443	—	21,235,443

Total	$21,235,443	$(3,675,889)	$17,559,554

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$400,722	$400,722
Equity contracts	6,130,123	—	6,130,123

Total	$6,130,123	$400,722	$6,530,845

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$181,394,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$99,289,000
Average settlement value sold — in USD	79,546,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Deutsche Bank AG	$1,018	$—	$—	$1,018
HSBC Bank plc	1,925,894	(1,669,481)	—	256,413

Total	$1,926,912	$(1,669,481)	$—	$257,431

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,669,481	$(1,669,481)	$—	$—

Total	$1,669,481	$(1,669,481)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,932,047
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$310,722,338

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 24%)*	Net Proceeds of Sales and Redemptions (affiliated 6%)*	Net Realized Gain (Loss)
$ 6,502,025	$17,865,327	$(8,112,145)

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$622,083,081
Aggregate gross unrealized depreciation	(185,066,440)

Net unrealized appreciation	$437,016,641

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,322,138,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,285,507,604)	$1,757,251,357
Cash	11,756,639
Foreign cash (Cost $172,861,004)	176,982,261
Cash held as collateral at broker for futures	12,077,870
Dividends, interest and other receivables	9,048,297
Unrealized appreciation on forward foreign currency contracts	1,926,912
Receivable for Portfolio shares sold	358,904
Due from broker for futures variation margin	206,301
Receivable for securities sold	16,201
Securities lending income receivable	10,267
Other assets	57,044

Total assets	1,969,692,053

LIABILITIES
Payable for return of collateral on securities loaned	13,308,160
Unrealized depreciation on forward foreign currency contracts	1,669,481
Investment management fees payable	725,910
Payable for Portfolio shares repurchased	235,946
Administrative fees payable	209,798
Distribution fees payable – Class IB	18,308
Payable for securities purchased	10,413
Accrued expenses	63,349

Total liabilities	16,241,365

Commitments and contingent liabilities^
NET ASSETS	$1,953,450,688

Net assets were comprised of:
Paid in capital	$1,538,558,634
Total distributable earnings (loss)	414,892,054

Net assets	$1,953,450,688

Class IB
Net asset value, offering and redemption price per share, $88,411,721 / 6,306,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.02

Class K
Net asset value, offering and redemption price per share, $1,865,038,967 / 132,070,739 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.12

(x)	Includes value of securities on loan of $23,271,424.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $5,645,838 foreign withholding tax)	$53,960,825
Interest	1,575,279
Securities lending (net)	269,564

Total income	55,805,668

EXPENSES
Investment management fees	8,723,307
Administrative fees	2,480,185
Custodian fees	305,900
Distribution fees – Class IB	214,386
Professional fees	171,001
Printing and mailing expenses	125,350
Trustees’ fees	70,200
Miscellaneous	198,813

Total expenses	12,289,142

NET INVESTMENT INCOME (LOSS)	43,516,526

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	11,697,703
Futures contracts	21,235,443
Forward foreign currency contracts	(3,675,889)
Foreign currency transactions	(2,937,130)

Net realized gain (loss)	26,320,127

Change in unrealized appreciation (depreciation) on:
Investments in securities	228,188,660
Futures contracts	6,130,123
Forward foreign currency contracts	400,722
Foreign currency translations	6,840,842

Net change in unrealized appreciation (depreciation)	241,560,347

NET REALIZED AND UNREALIZED GAIN (LOSS)	267,880,474

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$311,397,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$43,516,526	$43,926,810
Net realized gain (loss)	26,320,127	(14,746,440)
Net change in unrealized appreciation (depreciation)	241,560,347	(377,933,753)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	311,397,000	(348,753,383)

Distributions to shareholders:
Class IB	(1,909,708)	(1,606,594)
Class K	(44,016,029)	(38,758,708)

Total distributions to shareholders	(45,925,737)	(40,365,302)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 432,728 and 711,725 shares, respectively ]	5,780,983	8,708,663
Capital shares issued in reinvestment of dividends and distributions [ 140,849 and 135,115 shares, respectively ]	1,909,708	1,606,594
Capital shares repurchased [ (1,302,630) and (1,205,770) shares , respectively]	(17,211,866)	(14,999,035)

Total Class IB transactions	(9,521,175)	(4,683,778)

Class K
Capital shares sold [ 5,498,657 and 21,630,965 shares, respectively ]	73,605,000	254,772,598
Capital shares issued in reinvestment of dividends and distributions [ 3,216,918 and 3,205,586 shares, respectively ]	44,016,029	38,758,708
Capital shares repurchased [ (30,232,104) and (25,760,312) shares , respectively]	(403,544,531)	(312,454,520)

Total Class K transactions	(285,923,502)	(18,923,214)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(295,444,677)	(23,606,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,973,414)	(412,725,677)
NET ASSETS:
Beginning of year	1,983,424,102	2,396,149,779

End of year	$1,953,450,688	$1,983,424,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022		2021		2020		2019
Net asset value, beginning of year	$12.27	$14.70		$14.30		$13.68		$11.55

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.25		0.27	(cc)	0.17	(aa)	0.28
Net realized and unrealized gain (loss)	1.80	(2.45)		1.22		0.72		2.19

Total from investment operations	2.06	(2.20)		1.49		0.89		2.47

Less distributions:
Dividends from net investment income	(0.31)	(0.14)		(0.48)		(0.21)		(0.31)
Distributions from net realized gains	—	(0.09)		(0.61)		(0.06)		(0.03)

Total dividends and distributions	(0.31)	(0.23)		(1.09)		(0.27)		(0.34)

Net asset value, end of year	$14.02	$12.27		$14.70		$14.30		$13.68

Total return	16.86%	(14.94)%		10.59%		6.63%		21.44%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$88,412	$86,300		$108,731		$111,399		$111,644
Ratio of expenses to average net assets (f)	0.87%	0.91	%(g)	0.91	%(g)	0.89	%(g)	0.86%
Ratio of net investment income (loss) to average net assets (f)	1.98%	1.96%		1.74	%(dd)	1.33	%(bb)	2.18%
Portfolio turnover rate^	2%	8%		3%		18%		2%

	Year Ended December 31,
Class K	2023	2022		2021		2020		2019
Net asset value, beginning of year	$12.35	$14.80		$14.38		$13.75		$11.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30	0.28		0.31	(cc)	0.20	(aa)	0.31
Net realized and unrealized gain (loss)	1.81	(2.47)		1.23		0.73		2.20

Total from investment operations	2.11	(2.19)		1.54		0.93		2.51

Less distributions:
Dividends from net investment income	(0.34)	(0.17)		(0.51)		(0.24)		(0.34)
Distributions from net realized gains	—	(0.09)		(0.61)		(0.06)		(0.03)

Total dividends and distributions	(0.34)	(0.26)		(1.12)		(0.30)		(0.37)

Net asset value, end of year	$14.12	$12.35		$14.80		$14.38		$13.75

Total return	17.19%	(14.77)%		10.92%		6.90%		21.69%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,865,039	$1,897,124		$2,287,419		$2,327,622		$2,290,095
Ratio of expenses to average net assets (f)	0.62%	0.66	%(g)	0.66	%(g)	0.64	%(g)	0.61%
Ratio of net investment income (loss) to average net assets (f)	2.25%	2.20%		1.98	%(dd)	1.59	%(bb)	2.42%
Portfolio turnover rate^	2%	8%		3%		18%		2%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Interest Expense of 0.08%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15 and $0.18 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.14% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.22 and $0.25 for Class IB and Class K respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.33% lower.

See Notes to Financial Statements.

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	16.81%	7.12%	4.79%
EQ/AB Dynamic Aggressive Growth Index	18.97	10.76	8.10
S&P 500® Index	26.29	15.69	12.47
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.05

* Date of inception 11/13/17. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 16.81% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/AB Dynamic Aggressive Growth Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 18.97%, 26.29% and 4.30%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Within the equity allocation, the Portfolio carried an overweight most of the year to U.S. equities which contributed to performance given the strong relative performance of U.S. markets.

•	A tactical overweight in commodities currencies, including the Australian dollar and the Swedish krona, contributed.

What hurt performance during the year:

•

The Portfolio entered the year with a relative underweight to equities which detracted from performance. While the Portfolio finished the year overweight equities, a modest underweight or neutral position to equities for the balance of the year detracted in a period of strong equity performance.

•

On average, a tactical underweight to the U.S. dollar and Swiss franc, as well as a tactical overweight to the Japanese yen detracted from performance, with most of the underperformance coming during the second quarter.

Portfolio Positioning and Outlook — AllianceBernstein L.P.

The Portfolio maintained a neutral allocation throughout most of the year but ended 2023 with a moderate overweight to return-seeking assets. During the first quarter of 2023, the Portfolio began to moderate the underweight as volatility normalized. However, increased uncertainty surrounding inflation led us to pause our underweight reduction. As investor sentiment rose during the second quarter, the Portfolio closed the underweight to return seeking assets. During the third quarter the Portfolio increased its overweight to return seeking assets as hopes that inflation had peaked. Optimism was short-lived as stronger-than-expected third-quarter U.S. economic growth supported the Federal Reserve’s commitment to higher-for-longer rates and quantitative tightening. This triggered a rapid rise in bond yields. In November, the Portfolio moved overweight and ended the year with a modest overweight to return seeking assets.

Our outlook for equities remains constructive over the medium-term. Cyclical indicators remain consistent with resilient but muted growth. PMIs have steadied at modestly expansionary levels, with manufacturing still contractionary but stable. Earnings revisions have rolled over from highs, but remain above average. Household consumption has been supported by a buoyant labor market, strong household balance sheets and tailwinds from fading headline inflation. As the jobs gap narrows, both job creation and wage growth are returning to historical averages. Inflation continues to cool across major economies with short-term run rates approaching the 2% target. US growth is slowing from 3Q:23 highs. As a result, central bank messaging has become more market-friendly with increased conviction

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

on rate cuts in 2024. On inflation, we see room for further progress on multiple fronts including shelter, food services, and travel.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	3.60
Weighted Average Coupon (%)	4.16
Weighted Average Effective Duration (Years)*	3.38
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
Investment Companies	22.9%
U.S. Treasury Obligations	13.9
Information Technology	12.7
Financials	8.5
Health Care	7.2
Industrials	6.4
Consumer Discretionary	6.4
Exchange Traded Fund	4.8
Consumer Staples	4.1
Communication Services	4.1
Materials	2.4
Energy	2.3
Utilities	1.5
Real Estate	1.4
Cash and Other	1.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,059.10	$5.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.67

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.11%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	37,300	$625,894
BT Group plc	37,442	58,989
Cellnex Telecom SA (m)	3,606	141,957
Deutsche Telekom AG (Registered)	20,224	485,597
Elisa OYJ	919	42,478
HKT Trust & HKT Ltd.	21,918	26,161
Infrastrutture Wireless Italiane SpA (m)	1,944	24,573
Koninklijke KPN NV	19,944	68,649
Nippon Telegraph & Telephone Corp.	186,372	227,744
Orange SA	11,389	129,551
Singapore Telecommunications Ltd.	50,981	95,414
Spark New Zealand Ltd.	10,804	35,378
Swisscom AG (Registered)	166	99,870
Telecom Italia SpA (x)*	57,658	18,726
Telefonica SA	30,405	118,621
Telenor ASA	3,584	41,132
Telia Co. AB	13,313	33,962
Telstra Group Ltd.	24,574	66,314
Verizon Communications, Inc.	21,931	826,799

		3,167,809

Entertainment (0.6%)
Bollore SE	4,262	26,607
Capcom Co. Ltd.	1,149	37,127
Electronic Arts, Inc.	1,277	174,706
Koei Tecmo Holdings Co. Ltd.	680	7,757
Konami Group Corp.	634	33,197
Live Nation Entertainment, Inc.*	740	69,264
Netflix, Inc.*	2,283	1,111,547
Nexon Co. Ltd.	2,109	38,433
Nintendo Co. Ltd.	6,474	337,888
Sea Ltd. (ADR)*	2,294	92,907
Square Enix Holdings Co. Ltd.	496	17,810
Take-Two Interactive Software, Inc.*	825	132,784
Toho Co. Ltd.	780	26,382
Universal Music Group NV	5,199	148,135
Walt Disney Co. (The)*	9,545	861,818
Warner Bros Discovery, Inc.*	11,576	131,735

		3,248,097

Interactive Media & Services (2.3%)
Adevinta ASA*	2,181	24,128
Alphabet, Inc., Class A*	30,872	4,312,510
Alphabet, Inc., Class C*	25,983	3,661,784
Auto Trader Group plc (m)	5,706	52,468
CAR Group Ltd.	2,233	47,385
LY Corp.	15,506	54,953
Match Group, Inc.*	1,418	51,757
Meta Platforms, Inc., Class A*	11,579	4,098,503
REA Group Ltd.	366	45,181
Scout24 SE (m)	506	35,840
SEEK Ltd.	2,274	41,421

		12,425,930

Media (0.3%)
Charter Communications, Inc., Class A*	525	204,057
Comcast Corp., Class A	20,948	918,570
Dentsu Group, Inc.	1,251	32,100
Fox Corp., Class A	1,290	38,275
Fox Corp., Class B	688	19,023
Informa plc	8,110	80,756
Interpublic Group of Cos., Inc. (The)	1,998	65,215
News Corp., Class A	1,985	48,732
News Corp., Class B	599	15,406
Omnicom Group, Inc.	1,033	89,365
Paramount Global, Class B (x)	2,517	37,226
Publicis Groupe SA	1,471	136,408
Vivendi SE	4,064	43,411
WPP plc	6,140	58,932

		1,787,476

Wireless Telecommunication Services (0.3%)
KDDI Corp.	9,327	296,744
SoftBank Corp.	17,743	221,410
SoftBank Group Corp.	6,405	285,863
Tele2 AB, Class B	2,804	24,059
T-Mobile US, Inc.	2,654	425,516
Vodafone Group plc	140,337	122,640

		1,376,232

Total Communication Services		22,005,544

Consumer Discretionary (6.4%)
Automobile Components (0.1%)
Aisin Corp.	1,009	35,301
Aptiv plc*	1,476	132,427
BorgWarner, Inc.	1,226	43,952
Bridgestone Corp.	3,553	147,160
Cie Generale des Etablissements Michelin SCA	4,246	152,152
Continental AG	721	61,224
Denso Corp.	10,704	161,471
Koito Manufacturing Co. Ltd.	1,208	18,827
Sumitomo Electric Industries Ltd.	4,342	55,291

		807,805

Automobiles (1.4%)
Bayerische Motoren Werke AG	1,989	221,288
Bayerische Motoren Werke AG (Preference) (q)	395	39,224
Dr Ing hc F Porsche AG (Preference) (m)(q)	722	63,684
Ferrari NV	791	266,508
Ford Motor Co.	20,512	250,041
General Motors Co.	7,144	256,613
Honda Motor Co. Ltd.	28,731	298,721
Isuzu Motors Ltd.	3,374	43,455
Mazda Motor Corp.	3,290	35,548
Mercedes-Benz Group AG	5,034	347,608
Nissan Motor Co. Ltd.	13,433	52,798
Porsche Automobil Holding SE (Preference) (q)	950	48,578
Renault SA	1,229	50,071
Stellantis NV	13,799	322,187
Subaru Corp.	3,868	70,941
Suzuki Motor Corp.	2,276	97,384
Tesla, Inc.*	14,427	3,584,821
Toyota Motor Corp.	66,142	1,215,183

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Volkswagen AG	187	$24,453
Volkswagen AG (Preference) (q)	1,303	160,818
Volvo Car AB, Class B*	3,504	11,312
Yamaha Motor Co. Ltd.	5,763	51,479

		7,512,715

Broadline Retail (1.5%)
Amazon.com, Inc.*	47,440	7,208,034
eBay, Inc.	2,707	118,079
Etsy, Inc.*	625	50,656
Global-e Online Ltd.*	558	22,114
Next plc	747	77,297
Pan Pacific International Holdings Corp.	2,290	54,635
Prosus NV	9,123	271,775
Rakuten Group, Inc.*	9,229	41,105
Wesfarmers Ltd.	7,171	278,736

		8,122,431

Distributors (0.1%)
D’ieteren Group	133	25,973
Genuine Parts Co.	731	101,244
LKQ Corp.	1,396	66,715
Pool Corp.	202	80,539

		274,471

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	1,561	21,307
Pearson plc	3,853	47,354

		68,661

Hotels, Restaurants & Leisure (1.2%)
Accor SA	1,278	48,815
Airbnb, Inc., Class A*	2,268	308,766
Amadeus IT Group SA	2,843	203,628
Aristocrat Leisure Ltd.	3,682	102,421
Booking Holdings, Inc.*	182	645,594
Caesars Entertainment, Inc.*	1,125	52,740
Carnival Corp.*	5,256	97,446
Chipotle Mexican Grill, Inc.*	143	327,035
Compass Group plc	10,740	293,782
Darden Restaurants, Inc.	628	103,180
Delivery Hero SE (m)*	1,050	28,990
Domino’s Pizza, Inc.	182	75,026
Entain plc	3,677	46,597
Evolution AB (m)	1,139	135,762
Expedia Group, Inc.*	696	105,646
Flutter Entertainment plc*	1,108	195,708
Galaxy Entertainment Group Ltd.	13,392	75,034
Genting Singapore Ltd.	34,991	26,513
Hilton Worldwide Holdings, Inc.	1,338	243,636
InterContinental Hotels Group plc	1,057	95,524
La Francaise des Jeux SAEM (m)	686	24,870
Las Vegas Sands Corp.	1,926	94,778
Lottery Corp. Ltd. (The)	12,855	42,399
Marriott International, Inc., Class A	1,287	290,231
McDonald’s Corp.	3,784	1,121,994
McDonald’s Holdings Co. Japan Ltd.	587	25,437
MGM Resorts International*	1,426	63,714
Norwegian Cruise Line Holdings Ltd. (x)*	2,219	44,469
Oriental Land Co. Ltd.	6,817	253,873
Royal Caribbean Cruises Ltd.*	1,230	159,273
Sands China Ltd.*	14,049	41,112
Sodexo SA	574	63,126
Starbucks Corp.	5,961	572,316
Whitbread plc	1,178	54,896
Wynn Resorts Ltd.	501	45,646
Yum! Brands, Inc.	1,462	191,025
Zensho Holdings Co. Ltd.	574	30,080

		6,331,082

Household Durables (0.4%)
Barratt Developments plc	5,898	42,296
Berkeley Group Holdings plc	650	38,841
DR Horton, Inc.	1,572	238,913
Garmin Ltd.	798	102,575
Iida Group Holdings Co. Ltd.	851	12,744
Lennar Corp., Class A	1,305	194,497
Mohawk Industries, Inc.*	276	28,566
NVR, Inc.*	17	119,008
Open House Group Co. Ltd.	474	14,062
Panasonic Holdings Corp.	13,421	132,925
Persimmon plc	1,846	32,683
PulteGroup, Inc.	1,123	115,916
SEB SA	160	19,959
Sekisui Chemical Co. Ltd.	2,182	31,453
Sekisui House Ltd.	3,800	84,408
Sharp Corp.*	1,239	8,836
Sony Group Corp.	7,866	748,107
Taylor Wimpey plc	21,101	39,551
Whirlpool Corp.	286	34,826

		2,040,166

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	3,669	73,549
Hasbro, Inc.	680	34,721
Shimano, Inc.	491	76,035
Yamaha Corp.	900	20,790

		205,095

Specialty Retail (0.9%)
AutoZone, Inc.*	92	237,876
Avolta AG*	603	23,717
Bath & Body Works, Inc.	1,186	51,188
Best Buy Co., Inc.	1,010	79,063
CarMax, Inc.*	828	63,541
Fast Retailing Co. Ltd.	1,110	275,453
H & M Hennes & Mauritz AB, Class B	3,831	67,086
Home Depot, Inc. (The)	5,217	1,807,951
Industria de Diseno Textil SA	6,809	296,387
JD Sports Fashion plc	14,924	31,569
Kingfisher plc	10,937	33,918
Lowe’s Cos., Inc.	3,011	670,098
Nitori Holdings Co. Ltd.	514	68,825
O’Reilly Automotive, Inc.*	309	293,575
Ross Stores, Inc.	1,767	244,535
TJX Cos., Inc. (The)	5,968	559,858
Tractor Supply Co.	564	121,277
Ulta Beauty, Inc.*	257	125,927
USS Co. Ltd.	1,268	25,504
Zalando SE (m)*	1,412	33,436
ZOZO, Inc.	953	21,459

		5,132,243

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.8%)
adidas AG	1,029	$209,199
Burberry Group plc	2,342	42,271
Cie Financiere Richemont SA (Registered)	3,287	452,375
Hermes International SCA	198	419,415
Kering SA	474	208,786
Lululemon Athletica, Inc.*	601	307,285
LVMH Moet Hennessy Louis Vuitton SE	1,723	1,395,385
Moncler SpA	1,287	79,138
NIKE, Inc., Class B	6,385	693,220
Pandora A/S	560	77,390
Puma SE	690	38,482
Ralph Lauren Corp.	207	29,849
Swatch Group AG (The)	189	51,371
Swatch Group AG (The) (Registered)	397	20,793
Tapestry, Inc.	1,196	44,025
VF Corp.	1,724	32,411

		4,101,395

Total Consumer Discretionary		34,596,064

Consumer Staples (4.1%)
Beverages (0.9%)
Anheuser-Busch InBev SA/NV	5,466	352,517
Asahi Group Holdings Ltd.	3,082	114,930
Brown-Forman Corp., Class B	955	54,530
Budweiser Brewing Co. APAC Ltd. (m)	9,962	18,652
Carlsberg A/S, Class B	618	77,498
Coca-Cola Co. (The)	20,298	1,196,161
Coca-Cola Europacific Partners plc	1,294	86,362
Coca-Cola HBC AG	1,347	39,576
Constellation Brands, Inc., Class A	843	203,795
Davide Campari-Milano NV	3,024	34,101
Diageo plc	14,083	512,678
Heineken Holding NV	814	68,834
Heineken NV	1,834	186,146
Keurig Dr Pepper, Inc.	5,252	174,997
Kirin Holdings Co. Ltd.	4,760	69,746
Molson Coors Beverage Co., Class B	966	59,129
Monster Beverage Corp.*	3,854	222,029
PepsiCo, Inc.	7,172	1,218,092
Pernod Ricard SA	1,283	226,265
Remy Cointreau SA	160	20,313
Suntory Beverage & Food Ltd.	935	30,835
Treasury Wine Estates Ltd.	4,619	33,931

		5,001,117

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.	4,031	90,083
Carrefour SA	3,618	66,162
Coles Group Ltd.	8,347	91,635
Costco Wholesale Corp.	2,310	1,524,785
Dollar General Corp.	1,145	155,663
Dollar Tree, Inc.*	1,090	154,834
Endeavour Group Ltd.	7,793	27,668
HelloFresh SE*	955	15,087
J Sainsbury plc	10,230	39,458
Jeronimo Martins SGPS SA	1,832	46,597
Kesko OYJ, Class B	1,580	31,265
Kobe Bussan Co. Ltd.	992	29,310
Koninklijke Ahold Delhaize NV	5,968	171,397
Kroger Co. (The)	3,452	157,791
MatsukiyoCocokara & Co.	2,036	36,056
Ocado Group plc*	3,575	34,559
Seven & i Holdings Co. Ltd.	4,717	187,175
Sysco Corp.	2,630	192,332
Target Corp.	2,408	342,947
Tesco plc	43,444	160,867
Walgreens Boots Alliance, Inc.	3,741	97,677
Walmart, Inc.	7,442	1,173,231
Woolworths Group Ltd.	7,628	193,369

		5,019,948

Food Products (0.9%)
Ajinomoto Co., Inc.	2,840	109,572
Archer-Daniels-Midland Co.	2,782	200,916
Associated British Foods plc	2,228	67,221
Barry Callebaut AG (Registered)	23	38,805
Bunge Global SA	758	76,520
Campbell Soup Co.	1,025	44,311
Chocoladefabriken Lindt & Spruengli AG	6	71,981
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	121,277
Conagra Brands, Inc.	2,493	71,449
Danone SA	4,029	260,998
General Mills, Inc.	3,032	197,504
Hershey Co. (The)	782	145,796
Hormel Foods Corp.	1,511	48,518
J M Smucker Co. (The)	554	70,015
JDE Peet’s NV	582	15,651
Kellanova	1,376	76,932
Kerry Group plc, Class A	1,023	88,834
Kikkoman Corp.	911	55,784
Kraft Heinz Co. (The)	4,159	153,800
Lamb Weston Holdings, Inc.	756	81,716
Lotus Bakeries NV	3	27,257
McCormick & Co., Inc. (Non-Voting)	1,311	89,699
Meiji Holdings Co. Ltd.	1,412	33,538
Mondelez International, Inc., Class A	7,097	514,036
Mowi ASA	2,967	53,150
Nestle SA (Registered)	16,653	1,930,722
Nissin Foods Holdings Co. Ltd.	1,257	43,870
Orkla ASA	4,346	33,725
Salmar ASA	475	26,611
Tyson Foods, Inc., Class A	1,488	79,980
WH Group Ltd. (m)	48,258	31,148
Wilmar International Ltd.	11,116	30,069
Yakult Honsha Co. Ltd.	1,662	37,330

		4,928,735

Household Products (0.6%)
Church & Dwight Co., Inc.	1,285	121,510
Clorox Co. (The)	647	92,256
Colgate-Palmolive Co.	4,295	342,354
Essity AB, Class B	3,726	92,355
Henkel AG & Co. KGaA	676	48,493
Henkel AG & Co. KGaA (Preference) (q)	1,101	88,558
Kimberly-Clark Corp.	1,763	214,222
Procter & Gamble Co. (The)	12,295	1,801,709

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Reckitt Benckiser Group plc	4,467	$308,607
Unicharm Corp.	2,486	89,884

		3,199,948

Personal Care Products (0.4%)
Beiersdorf AG	633	94,827
Estee Lauder Cos., Inc. (The), Class A	1,212	177,255
Haleon plc	34,214	140,274
Kao Corp.	2,875	118,263
Kenvue, Inc.	8,991	193,576
Kose Corp.	240	18,000
L’Oreal SA	1,507	749,725
Shiseido Co. Ltd.	2,452	73,943
Unilever plc	15,601	755,661

		2,321,524

Tobacco (0.4%)
Altria Group, Inc.	9,226	372,177
British American Tobacco plc	13,274	388,392
Imperial Brands plc	5,225	120,313
Japan Tobacco, Inc.	7,421	191,841
Philip Morris International, Inc.	8,098	761,860

		1,834,583

Total Consumer Staples		22,305,855

Energy (2.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,249	179,411
Halliburton Co.	4,669	168,784
Schlumberger NV	7,452	387,802
Tenaris SA	3,027	52,615

		788,612

Oil, Gas & Consumable Fuels (2.2%)
Aker BP ASA	1,980	57,588
Ampol Ltd.	1,379	33,971
APA Corp.	1,600	57,408
BP plc	106,319	631,724
Chevron Corp.	9,158	1,366,007
ConocoPhillips	6,194	718,938
Coterra Energy, Inc.	3,924	100,140
Devon Energy Corp.	3,342	151,393
Diamondback Energy, Inc.	934	144,845
ENEOS Holdings, Inc.	17,791	70,710
Eni SpA	14,593	247,255
EOG Resources, Inc.	3,042	367,930
EQT Corp.	2,146	82,964
Equinor ASA	5,716	181,243
Exxon Mobil Corp.	20,896	2,089,182
Galp Energia SGPS SA	2,900	42,707
Hess Corp.	1,442	207,879
Idemitsu Kosan Co. Ltd.	6,030	32,823
Inpex Corp.	5,923	80,003
Kinder Morgan, Inc.	10,088	177,952
Marathon Oil Corp.	3,053	73,760
Marathon Petroleum Corp.	1,981	293,901
Neste OYJ	2,694	95,794
Occidental Petroleum Corp.	3,444	205,641
OMV AG	951	41,753
ONEOK, Inc.	3,039	213,399
Phillips 66	2,295	305,556
Pioneer Natural Resources Co.	1,217	273,679
Repsol SA	7,739	114,910
Santos Ltd.	20,256	104,906
Shell plc	41,247	1,351,979
Targa Resources Corp.	1,163	101,030
TotalEnergies SE	14,293	971,971
Valero Energy Corp.	1,776	230,880
Williams Cos., Inc. (The)	6,346	221,031
Woodside Energy Group Ltd.	11,783	249,397

		11,692,249

Total Energy		12,480,861

Financials (8.5%)
Banks (3.1%)
ABN AMRO Bank NV (CVA) (m)	2,969	44,543
AIB Group plc	9,799	41,972
ANZ Group Holdings Ltd.	18,744	331,079
Banco Bilbao Vizcaya Argentaria SA	37,206	337,871
Banco BPM SpA	7,560	39,902
Banco Santander SA	100,941	421,164
Bank Hapoalim BM	7,467	67,048
Bank Leumi Le-Israel BM	9,166	73,697
Bank of America Corp.	35,916	1,209,292
Bank of Ireland Group plc	6,431	58,344
Banque Cantonale Vaudoise (Registered)	184	23,737
Barclays plc	93,774	183,812
BNP Paribas SA	6,560	453,271
BOC Hong Kong Holdings Ltd.	21,413	58,136
CaixaBank SA	25,735	105,856
Chiba Bank Ltd. (The)	3,067	22,154
Citigroup, Inc.	9,984	513,577
Citizens Financial Group, Inc.	2,432	80,597
Comerica, Inc.	688	38,397
Commerzbank AG	6,573	78,077
Commonwealth Bank of Australia	10,455	796,526
Concordia Financial Group Ltd.	6,299	28,797
Credit Agricole SA	6,664	94,549
Danske Bank A/S	4,406	117,707
DBS Group Holdings Ltd.	11,203	283,608
DNB Bank ASA	5,647	120,056
Erste Group Bank AG	2,127	86,246
Fifth Third Bancorp	3,553	122,543
FinecoBank Banca Fineco SpA	3,529	52,925
Hang Seng Bank Ltd.	4,425	51,597
HSBC Holdings plc	120,885	979,217
Huntington Bancshares, Inc.	7,554	96,087
ING Groep NV	22,575	337,091
Intesa Sanpaolo SpA	95,405	278,420
Israel Discount Bank Ltd., Class A	6,735	33,670
Japan Post Bank Co. Ltd.	9,025	91,914
JPMorgan Chase & Co.	15,081	2,565,278
KBC Group NV	1,601	103,783
KeyCorp	4,884	70,330
Lloyds Banking Group plc	392,400	238,632
M&T Bank Corp.	866	118,711
Mediobanca Banca di Credito Finanziario SpA	3,156	39,039
Mitsubishi UFJ Financial Group, Inc.	71,220	611,936
Mizrahi Tefahot Bank Ltd.	969	37,469
Mizuho Financial Group, Inc.	15,088	258,155

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
National Australia Bank Ltd.	19,387	$405,586
NatWest Group plc	35,075	98,090
Nordea Bank Abp	19,768	244,443
Oversea-Chinese Banking Corp. Ltd.	20,898	205,853
PNC Financial Services Group, Inc. (The)	2,078	321,778
Regions Financial Corp.	4,852	94,032
Resona Holdings, Inc.	13,020	66,162
Shizuoka Financial Group, Inc.	2,582	21,883
Skandinaviska Enskilda Banken AB, Class A	9,897	136,198
Societe Generale SA	4,652	123,382
Standard Chartered plc	14,010	119,040
Sumitomo Mitsui Financial Group, Inc.	7,944	387,622
Sumitomo Mitsui Trust Holdings, Inc.	4,224	81,065
Svenska Handelsbanken AB, Class A	9,097	98,717
Swedbank AB, Class A	5,167	104,149
Truist Financial Corp.	6,957	256,852
UniCredit SpA	10,018	271,673
United Overseas Bank Ltd.	7,988	172,198
US Bancorp	8,122	351,520
Wells Fargo & Co.	18,945	932,473
Westpac Banking Corp.	21,886	341,536
Zions Bancorp NA	773	33,912

		16,664,976

Capital Markets (1.7%)
3i Group plc	6,091	187,964
abrdn plc	10,634	24,215
Ameriprise Financial, Inc.	528	200,550
Amundi SA (m)	430	29,241
ASX Ltd.	1,224	52,598
Bank of New York Mellon Corp. (The)	4,012	208,825
BlackRock, Inc.	729	591,802
Blackstone, Inc.	3,707	485,320
Cboe Global Markets, Inc.	551	98,387
Charles Schwab Corp. (The)	7,763	534,094
CME Group, Inc.	1,878	395,507
Daiwa Securities Group, Inc.	8,237	55,445
Deutsche Bank AG (Registered)	11,855	161,812
Deutsche Boerse AG	1,184	243,770
EQT AB (x)	2,142	60,526
Euronext NV (m)	568	49,317
FactSet Research Systems, Inc.	198	94,456
Franklin Resources, Inc.	1,471	43,821
Futu Holdings Ltd. (ADR)*	416	22,726
Goldman Sachs Group, Inc. (The)	1,701	656,195
Hargreaves Lansdown plc	2,058	19,255
Hong Kong Exchanges & Clearing Ltd.	7,623	261,633
Intercontinental Exchange, Inc.	2,986	383,492
Invesco Ltd.	2,345	41,835
Japan Exchange Group, Inc.	3,195	67,594
Julius Baer Group Ltd.	1,272	71,309
London Stock Exchange Group plc	2,598	307,112
Macquarie Group Ltd.	2,320	290,312
MarketAxess Holdings, Inc.	198	57,984
Moody’s Corp.	821	320,650
Morgan Stanley	6,593	614,797
MSCI, Inc.	413	233,613
Nasdaq, Inc.	1,776	103,257
Nomura Holdings, Inc.	18,558	83,932
Northern Trust Corp.	1,080	91,130
Partners Group Holding AG	145	209,126
Raymond James Financial, Inc.	980	109,270
S&P Global, Inc.	1,690	744,479
SBI Holdings, Inc.	1,644	36,984
Schroders plc	4,455	24,412
Singapore Exchange Ltd.	4,650	34,635
St James’s Place plc	3,123	27,212
State Street Corp.	1,610	124,711
T. Rowe Price Group, Inc.	1,166	125,567
UBS Group AG (Registered)	20,514	636,604

		9,217,476

Consumer Finance (0.2%)
American Express Co.	3,003	562,582
Capital One Financial Corp.	1,987	260,535
Discover Financial Services	1,304	146,570
Synchrony Financial	2,159	82,452

		1,052,139

Financial Services (1.8%)
Adyen NV (m)*	136	175,150
Berkshire Hathaway, Inc., Class B*	9,491	3,385,060
Edenred SE	1,543	92,222
Eurazeo SE	294	23,320
EXOR NV	584	58,346
Fidelity National Information Services, Inc.	3,091	185,676
Fiserv, Inc.*	3,131	415,922
FleetCor Technologies, Inc.*	377	106,544
Global Payments, Inc.	1,358	172,466
Groupe Bruxelles Lambert NV	589	46,309
Industrivarden AB, Class A	760	24,783
Industrivarden AB, Class C	924	30,076
Investor AB, Class B	10,830	250,723
Jack Henry & Associates, Inc.	380	62,096
L E Lundbergforetagen AB, Class B	544	29,568
M&G plc	13,062	37,029
Mastercard, Inc., Class A	4,320	1,842,523
Mitsubishi HC Capital, Inc.	4,592	30,835
Nexi SpA (m)*	3,538	28,926
ORIX Corp.	7,344	138,338
PayPal Holdings, Inc.*	5,624	345,370
Sofina SA	111	27,620
Visa, Inc., Class A	8,315	2,164,810
Washington H Soul Pattinson & Co. Ltd.	1,483	33,117
Wise plc, Class A*	3,760	41,888
Worldline SA (m)*	1,496	25,879

		9,774,596

Insurance (1.7%)
Admiral Group plc	1,624	55,560
Aegon Ltd.	9,499	55,033
Aflac, Inc.	2,774	228,855
Ageas SA/NV	1,018	44,177
AIA Group Ltd.	71,146	620,028
Allianz SE (Registered)	2,516	672,025
Allstate Corp. (The)	1,365	191,073
American International Group, Inc.	3,662	248,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Aon plc, Class A	1,044	$303,825
Arch Capital Group Ltd.*	1,947	144,604
Arthur J Gallagher & Co.	1,126	253,215
ASR Nederland NV	987	46,526
Assicurazioni Generali SpA	6,199	130,743
Assurant, Inc.	274	46,166
Aviva plc	16,500	91,425
AXA SA	11,227	365,500
Baloise Holding AG (Registered)	303	47,483
Brown & Brown, Inc.	1,232	87,608
Chubb Ltd.	2,128	480,928
Cincinnati Financial Corp.	813	84,113
Dai-ichi Life Holdings, Inc.	5,817	123,436
Everest Group Ltd.	226	79,909
Gjensidige Forsikring ASA	1,157	21,352
Globe Life, Inc.	447	54,409
Hannover Rueck SE	383	91,454
Hartford Financial Services Group, Inc. (The)	1,569	126,116
Helvetia Holding AG (Registered)	265	36,518
Insurance Australia Group Ltd.	14,264	55,016
Japan Post Holdings Co. Ltd.	12,860	114,874
Japan Post Insurance Co. Ltd.	1,156	20,529
Legal & General Group plc	36,295	116,167
Loews Corp.	955	66,458
Marsh & McLennan Cos., Inc.	2,572	487,317
Medibank Pvt Ltd.	15,936	38,660
MetLife, Inc.	3,243	214,460
MS&AD Insurance Group Holdings, Inc.	2,725	107,183
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	855	354,048
NN Group NV	1,689	66,658
Phoenix Group Holdings plc	4,048	27,615
Poste Italiane SpA (m)	3,023	34,290
Principal Financial Group, Inc.	1,144	89,998
Progressive Corp. (The)	3,052	486,123
Prudential Financial, Inc.	1,883	195,286
Prudential plc	16,841	190,450
QBE Insurance Group Ltd.	9,022	91,052
Sampo OYJ, Class A	2,813	123,005
Sompo Holdings, Inc.	1,825	89,257
Suncorp Group Ltd.	7,425	70,078
Swiss Life Holding AG (Registered)	191	132,625
Swiss Re AG	1,907	214,406
T&D Holdings, Inc.	3,143	49,943
Talanx AG	458	32,688
Tokio Marine Holdings, Inc.	11,327	283,496
Travelers Cos., Inc. (The)	1,191	226,874
Tryg A/S (x)	2,266	49,295
W R Berkley Corp.	1,063	75,175
Willis Towers Watson plc	539	130,007
Zurich Insurance Group AG	913	477,207

		9,440,422

Total Financials		46,149,609

Health Care (7.2%)
Biotechnology (1.0%)
AbbVie, Inc.	9,210	1,427,274
Amgen, Inc.	2,792	804,152
Argenx SE (Brussels Stock Exchange)*	353	133,860
Argenx SE (Vienna Stock Exchange)*	16	6,087
Biogen, Inc.*	756	195,630
CSL Ltd.	3,023	590,506
Genmab A/S*	418	133,397
Gilead Sciences, Inc.	6,500	526,565
Grifols SA*	1,726	29,448
Incyte Corp.*	970	60,906
Moderna, Inc.*	1,730	172,048
Regeneron Pharmaceuticals, Inc.*	559	490,964
Swedish Orphan Biovitrum AB*	1,133	29,993
Vertex Pharmaceuticals, Inc.*	1,344	546,860

		5,147,690

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	9,053	996,464
Alcon, Inc.	3,166	247,091
Align Technology, Inc.*	372	101,928
Asahi Intecc Co. Ltd.	1,254	25,511
Baxter International, Inc.	2,647	102,333
Becton Dickinson & Co.	1,513	368,915
BioMerieux	294	32,651
Boston Scientific Corp.*	7,638	441,553
Carl Zeiss Meditec AG	285	31,098
Cochlear Ltd.	413	84,057
Coloplast A/S, Class B	853	97,519
Cooper Cos., Inc. (The)	258	97,638
Demant A/S*	625	27,396
Dentsply Sirona, Inc.	1,105	39,327
Dexcom, Inc.*	2,016	250,165
DiaSorin SpA	135	13,896
Edwards Lifesciences Corp.*	3,164	241,255
EssilorLuxottica SA	1,857	372,286
Fisher & Paykel Healthcare Corp. Ltd.	3,336	49,769
GE HealthCare Technologies, Inc.	2,042	157,887
Getinge AB, Class B	1,323	29,422
Hologic, Inc.*	1,278	91,313
Hoya Corp.	2,227	278,375
IDEXX Laboratories, Inc.*	433	240,337
Insulet Corp.*	364	78,981
Intuitive Surgical, Inc.*	1,837	619,730
Koninklijke Philips NV*	4,923	114,592
Medtronic plc	6,941	571,800
Olympus Corp.	7,485	108,320
ResMed, Inc.	767	131,939
Siemens Healthineers AG (m)	1,807	104,929
Smith & Nephew plc	5,474	75,252
Sonova Holding AG (Registered)	330	107,665
STERIS plc	515	113,223
Straumann Holding AG (Registered)	706	113,826
Stryker Corp.	1,764	528,247
Sysmex Corp.	1,058	58,963
Teleflex, Inc.	245	61,088
Terumo Corp.	4,272	140,037
Zimmer Biomet Holdings, Inc.	1,090	132,653

		7,479,431

Health Care Providers & Services (1.1%)
Amplifon SpA	720	24,910
Cardinal Health, Inc.	1,286	129,629
Cencora, Inc.	870	178,681
Centene Corp.*	2,787	206,823

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Cigna Group (The)	1,526	$456,961
CVS Health Corp.	6,700	529,032
DaVita, Inc.*	281	29,438
EBOS Group Ltd.	976	21,903
Elevance Health, Inc.	1,226	578,133
Fresenius Medical Care AG	1,269	53,179
Fresenius SE & Co. KGaA	2,610	80,878
HCA Healthcare, Inc.	1,033	279,612
Henry Schein, Inc.*	681	51,558
Humana, Inc.	642	293,914
Laboratory Corp. of America Holdings	443	100,689
McKesson Corp.	694	321,308
Molina Healthcare, Inc.*	304	109,838
Quest Diagnostics, Inc.	587	80,936
Ramsay Health Care Ltd.	1,175	42,125
Sonic Healthcare Ltd.	2,861	62,544
UnitedHealth Group, Inc.	4,825	2,540,218
Universal Health Services, Inc., Class B	318	48,476

		6,220,785

Health Care Technology (0.0%)†
M3, Inc.	2,715	44,923

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	1,526	212,160
Bachem Holding AG	220	17,003
Bio-Rad Laboratories, Inc., Class A*	109	35,195
Bio-Techne Corp.	825	63,657
Charles River Laboratories International, Inc.*	268	63,355
Danaher Corp.	3,431	793,727
Eurofins Scientific SE	827	53,847
Illumina, Inc.*	828	115,291
IQVIA Holdings, Inc.*	955	220,968
Lonza Group AG (Registered)	467	196,395
Mettler-Toledo International, Inc.*	113	137,064
QIAGEN NV*	1,431	62,242
Revvity, Inc.	644	70,396
Sartorius AG (Preference) (q)(x)	172	63,268
Sartorius Stedim Biotech	172	45,476
Thermo Fisher Scientific, Inc.	2,016	1,070,073
Waters Corp.*	308	101,403
West Pharmaceutical Services, Inc.	386	135,918

		3,457,438

Pharmaceuticals (3.1%)
Astellas Pharma, Inc.	11,184	133,732
AstraZeneca plc	9,667	1,306,136
Bayer AG (Registered)	6,210	230,552
Bristol-Myers Squibb Co.	10,615	544,656
Catalent, Inc.*	940	42,234
Chugai Pharmaceutical Co. Ltd.	4,237	160,525
Daiichi Sankyo Co. Ltd.	11,486	315,417
Eisai Co. Ltd.	1,566	78,322
Eli Lilly and Co.	4,160	2,424,947
GSK plc	25,612	473,437
Hikma Pharmaceuticals plc	1,004	22,895
Ipsen SA	262	31,208
Johnson & Johnson	12,558	1,968,341
Kyowa Kirin Co. Ltd.	1,562	26,255
Merck & Co., Inc.	13,219	1,441,135
Merck KGaA	829	131,877
Novartis AG (Registered)	12,785	1,290,129
Novo Nordisk A/S, Class B	20,354	2,104,214
Ono Pharmaceutical Co. Ltd.	2,410	43,004
Orion OYJ, Class B	663	28,742
Otsuka Holdings Co. Ltd.	2,610	97,903
Pfizer, Inc.	29,455	848,009
Recordati Industria Chimica e Farmaceutica SpA	715	38,543
Roche Holding AG	4,382	1,273,883
Roche Holding AG CHF 1	212	65,890
Sandoz Group AG*	2,531	81,433
Sanofi SA	7,100	703,543
Shionogi & Co. Ltd.	1,626	78,394
Takeda Pharmaceutical Co. Ltd.	9,842	282,975
Teva Pharmaceutical Industries Ltd. (ADR)*	6,918	72,224
UCB SA	788	68,636
Viatris, Inc.	6,258	67,774
Zoetis, Inc.	2,395	472,701

		16,949,666

Total Health Care		39,299,933

Industrials (6.4%)
Aerospace & Defense (1.0%)
Airbus SE	3,699	570,793
Axon Enterprise, Inc.*	367	94,807
BAE Systems plc	18,824	266,454
Boeing Co. (The)*	2,967	773,378
Dassault Aviation SA	126	24,926
Elbit Systems Ltd.	179	37,970
General Dynamics Corp.	1,182	306,930
Howmet Aerospace, Inc.	2,041	110,459
Huntington Ingalls Industries, Inc.	207	53,746
Kongsberg Gruppen ASA	526	24,095
L3Harris Technologies, Inc.	989	208,303
Leonardo SpA	2,524	41,614
Lockheed Martin Corp.	1,152	522,133
Melrose Industries plc	8,345	60,354
MTU Aero Engines AG	335	72,208
Northrop Grumman Corp.	739	345,956
Rheinmetall AG	281	89,030
Rolls-Royce Holdings plc*	51,181	195,518
RTX Corp.	7,501	631,134
Saab AB, Class B	490	29,518
Safran SA	2,139	376,541
Singapore Technologies Engineering Ltd.	9,034	26,628
Textron, Inc.	1,023	82,270
Thales SA	657	97,153
TransDigm Group, Inc.	289	292,352

		5,334,270

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	609	52,612
Deutsche Post AG	6,207	307,356
DSV A/S	1,189	208,740
Expeditors International of Washington, Inc.	758	96,418
FedEx Corp.	1,207	305,335
Nippon Express Holdings, Inc.	441	25,065

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SG Holdings Co. Ltd.	1,958	$28,106
United Parcel Service, Inc., Class B	3,773	593,229
Yamato Holdings Co. Ltd.	1,686	31,155

		1,648,016

Building Products (0.4%)
A.O. Smith Corp.	641	52,844
AGC, Inc.	1,252	46,493
Allegion plc	458	58,024
Assa Abloy AB, Class B	6,267	180,379
Builders FirstSource, Inc.*	644	107,509
Carrier Global Corp.	4,377	251,459
Cie de Saint-Gobain SA	2,857	210,245
Daikin Industries Ltd.	1,643	267,832
Geberit AG (Registered)	209	133,941
Johnson Controls International plc	3,549	204,564
Kingspan Group plc	1,021	88,367
Masco Corp.	1,171	78,433
Nibe Industrier AB, Class B	8,912	62,559
ROCKWOOL A/S, Class B	67	19,606
TOTO Ltd.	819	21,567
Trane Technologies plc	1,191	290,485
Xinyi Glass Holdings Ltd.	8,662	9,717

		2,084,024

Commercial Services & Supplies (0.3%)
Brambles Ltd.	8,367	77,543
Cintas Corp.	452	272,402
Copart, Inc.*	4,558	223,342
Dai Nippon Printing Co. Ltd.	1,285	38,031
Rentokil Initial plc	15,040	84,505
Republic Services, Inc.	1,067	175,959
Rollins, Inc.	1,465	63,977
Secom Co. Ltd.	1,362	98,093
Securitas AB, Class B	2,846	27,816
TOPPAN Holdings, Inc.	1,517	42,336
Veralto Corp.	1,144	94,105
Waste Management, Inc.	1,912	342,439

		1,540,548

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	1,275	56,527
Bouygues SA	1,177	44,334
Eiffage SA	500	53,553
Ferrovial SE	3,263	118,944
Kajima Corp.	2,570	42,952
Obayashi Corp.	3,757	32,507
Quanta Services, Inc.	758	163,577
Shimizu Corp.	3,194	21,216
Skanska AB, Class B	1,968	35,580
Taisei Corp.	1,104	37,755
Vinci SA	3,167	397,519

		1,004,464

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	10,009	443,892
AMETEK, Inc.	1,204	198,528
Eaton Corp. plc	2,083	501,628
Emerson Electric Co.	2,974	289,459
Fuji Electric Co. Ltd.	849	36,543
Generac Holdings, Inc.*	320	41,357
Hubbell, Inc., Class B	280	92,100
Legrand SA	1,659	172,340
Mitsubishi Electric Corp.	11,820	167,576
Nidec Corp.	2,652	107,114
Prysmian SpA	1,607	73,038
Rockwell Automation, Inc.	598	185,667
Schneider Electric SE	3,395	681,295
Siemens Energy AG*	3,157	41,822
Vestas Wind Systems A/S*	6,245	198,188

		3,230,547

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	10,651	27,581
Central Japan Railway Co.	4,575	116,289
CSX Corp.	10,309	357,413
East Japan Railway Co.	1,935	111,558
Grab Holdings Ltd., Class A*	11,385	38,367
Hankyu Hanshin Holdings, Inc.	1,481	47,150
JB Hunt Transport Services, Inc.	425	84,890
Keisei Electric Railway Co. Ltd.	879	41,544
Kintetsu Group Holdings Co. Ltd.	1,142	36,220
MTR Corp. Ltd.	8,957	34,757
Norfolk Southern Corp.	1,180	278,928
Odakyu Electric Railway Co. Ltd.	1,705	26,010
Old Dominion Freight Line, Inc.	467	189,289
Tobu Railway Co. Ltd.	1,092	29,345
Tokyu Corp.	2,830	34,542
Uber Technologies, Inc.*	10,735	660,954
Union Pacific Corp.	3,180	781,072
West Japan Railway Co.	1,374	57,308

		2,953,217

Industrial Conglomerates (0.6%)
3M Co.	2,881	314,951
CK Hutchison Holdings Ltd.	16,701	89,510
DCC plc	661	48,682
General Electric Co.	5,678	724,683
Hikari Tsushin, Inc.	157	26,033
Hitachi Ltd.	5,816	419,494
Honeywell International, Inc.	3,439	721,193
Investment AB Latour, Class B	856	22,261
Jardine Cycle & Carriage Ltd.	592	13,349
Jardine Matheson Holdings Ltd.	946	38,985
Keppel Corp. Ltd.	8,427	45,144
Lifco AB, Class B	1,349	33,063
Siemens AG (Registered)	4,741	889,332
Smiths Group plc	2,273	51,094

		3,437,774

Machinery (1.2%)
Alfa Laval AB	1,805	72,193
Alstom SA	1,769	23,786
Atlas Copco AB, Class A	16,767	288,509
Atlas Copco AB, Class B	9,485	140,497
Caterpillar, Inc.	2,661	786,778
Cummins, Inc.	739	177,042
Daifuku Co. Ltd.	1,773	35,869
Daimler Truck Holding AG	3,336	125,288
Deere & Co.	1,397	558,618
Dover Corp.	730	112,281
Epiroc AB, Class A	4,060	81,393
Epiroc AB, Class B	2,256	39,456

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
FANUC Corp.	6,046	$177,821
Fortive Corp.	1,833	134,964
GEA Group AG	1,008	41,941
Hitachi Construction Machinery Co. Ltd.	622	16,441
Hoshizaki Corp.	762	27,891
Husqvarna AB, Class B	1,822	14,990
IDEX Corp.	395	85,758
Illinois Tool Works, Inc.	1,428	374,050
Indutrade AB	1,606	41,686
Ingersoll Rand, Inc.	2,112	163,342
Knorr-Bremse AG	491	31,872
Komatsu Ltd.	5,842	152,804
Kone OYJ, Class B	2,173	108,334
Kubota Corp.	6,272	94,414
Makita Corp.	1,482	40,886
Metso OYJ	3,996	40,452
Minebea Mitsumi, Inc.	2,365	48,617
MISUMI Group, Inc.	1,645	27,878
Mitsubishi Heavy Industries Ltd.	1,995	116,601
Nordson Corp.	282	74,493
Otis Worldwide Corp.	2,135	191,018
PACCAR, Inc.*	2,729	266,487
Parker-Hannifin Corp.	670	308,669
Pentair plc	862	62,676
Rational AG	36	27,800
Sandvik AB	6,516	140,902
Schindler Holding AG	260	65,012
Schindler Holding AG (Registered)	165	39,139
Seatrium Ltd.*	273,829	24,483
SKF AB, Class B	2,178	43,469
SMC Corp.	362	194,504
Snap-on, Inc.	275	79,431
Spirax-Sarco Engineering plc	465	62,264
Stanley Black & Decker, Inc.	800	78,480
Techtronic Industries Co. Ltd.	8,459	100,802
Toyota Industries Corp.	945	77,074
VAT Group AG (m)	170	85,197
Volvo AB, Class A	1,158	30,655
Volvo AB, Class B	9,379	243,354
Wartsila OYJ Abp	2,739	39,686
Westinghouse Air Brake Technologies Corp.	935	118,652
Xylem, Inc.	1,258	143,865
Yaskawa Electric Corp.	1,524	63,662

		6,744,226

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	20	35,482
AP Moller - Maersk A/S, Class B	32	57,530
Kawasaki Kisen Kaisha Ltd.	843	36,171
Kuehne + Nagel International AG (Registered)	350	120,599
Mitsui OSK Lines Ltd.	2,172	69,581
Nippon Yusen KK	2,982	92,442
SITC International Holdings Co. Ltd.	7,760	13,396

		425,201

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	3,409	46,840
ANA Holdings, Inc.*	924	20,053
Delta Air Lines, Inc.	3,357	135,052
Deutsche Lufthansa AG (Registered)*	3,458	30,723
Japan Airlines Co. Ltd.	834	16,414
Qantas Airways Ltd.*	4,059	14,853
Singapore Airlines Ltd.	9,153	45,496
Southwest Airlines Co.	3,110	89,817
United Airlines Holdings, Inc.*	1,711	70,596

		469,844

Professional Services (0.6%)
Adecco Group AG (Registered)	1,031	50,591
Automatic Data Processing, Inc.	2,146	499,954
BayCurrent Consulting, Inc.	796	27,950
Broadridge Financial Solutions, Inc.	614	126,331
Bureau Veritas SA	1,870	47,213
Ceridian HCM Holding, Inc.*	814	54,636
Computershare Ltd.	3,187	52,970
Equifax, Inc.	643	159,008
Experian plc	5,771	235,539
Intertek Group plc	1,037	56,124
Jacobs Solutions, Inc.	657	85,279
Leidos Holdings, Inc.	717	77,608
Paychex, Inc.	1,677	199,747
Paycom Software, Inc.	256	52,920
Randstad NV	675	42,266
Recruit Holdings Co. Ltd.	8,966	379,179
RELX plc	11,842	469,436
Robert Half, Inc.	552	48,532
SGS SA (Registered)	968	83,489
Teleperformance SE	401	58,456
Verisk Analytics, Inc.	757	180,817
Wolters Kluwer NV	1,550	220,221

		3,208,266

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	1,249	92,826
Ashtead Group plc	2,789	194,174
Beijer Ref AB, Class B (x)	2,060	27,552
Brenntag SE	868	79,744
Bunzl plc	2,086	84,819
Fastenal Co.	2,981	193,079
IMCD NV	364	63,310
ITOCHU Corp.	7,480	305,937
Marubeni Corp.	8,914	140,885
Mitsubishi Corp.	21,624	345,601
Mitsui & Co. Ltd.	8,031	301,761
MonotaRO Co. Ltd.	1,450	15,832
Reece Ltd.	1,211	18,477
Sumitomo Corp.	6,458	140,885
Toyota Tsusho Corp.	1,353	79,721
United Rentals, Inc.	354	202,991
WW Grainger, Inc.	230	190,599

		2,478,193

Transportation Infrastructure (0.1%)
Aena SME SA(m)	467	84,601
Aeroports de Paris SA	246	31,828
Auckland International Airport Ltd.	7,243	40,292
Getlink SE	2,187	39,994
Transurban Group	18,842	176,035

		372,750

Total Industrials		34,931,340

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Information Technology (12.7%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	1,315	$309,696
Cisco Systems, Inc.	21,130	1,067,488
F5, Inc.*	311	55,663
Juniper Networks, Inc.	1,663	49,025
Motorola Solutions, Inc.	866	271,136
Nokia OYJ	32,439	109,295
Telefonaktiebolaget LM Ericsson, Class B	17,853	111,709

		1,974,012

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	3,114	308,691
Azbil Corp.	714	23,628
CDW Corp.	699	158,897
Corning, Inc.	4,006	121,983
Halma plc	2,362	68,765
Hamamatsu Photonics KK	908	37,350
Hexagon AB, Class B	12,699	152,284
Hirose Electric Co. Ltd.	233	26,382
Ibiden Co. Ltd.	736	40,793
Jabil, Inc.	667	84,976
Keyence Corp.	1,223	538,814
Keysight Technologies, Inc.*	926	147,317
Kyocera Corp.	8,188	119,510
Murata Manufacturing Co. Ltd.	10,764	228,487
Omron Corp.	1,073	50,096
Shimadzu Corp.	1,530	42,775
TDK Corp.	2,505	119,334
TE Connectivity Ltd.	1,621	227,750
Teledyne Technologies, Inc.*	246	109,787
Trimble, Inc.*	1,298	69,054
Yokogawa Electric Corp.	1,321	25,193
Zebra Technologies Corp., Class A*	268	73,252

		2,775,118

IT Services (0.6%)
Accenture plc, Class A	3,274	1,148,879
Akamai Technologies, Inc.*	787	93,141
Bechtle AG	579	29,013
Capgemini SE	975	203,161
Cognizant Technology Solutions Corp., Class A	2,616	197,586
EPAM Systems, Inc.*	301	89,499
Fujitsu Ltd.	1,118	168,691
Gartner, Inc.*	407	183,602
International Business Machines Corp.	4,763	778,989
NEC Corp.	1,563	92,561
Nomura Research Institute Ltd.	2,394	69,630
NTT Data Group Corp.	3,652	51,776
Obic Co. Ltd.	437	75,297
Otsuka Corp.	774	31,910
SCSK Corp.	904	17,926
TIS, Inc.	1,329	29,285
VeriSign, Inc.*	463	95,359
Wix.com Ltd.*	378	46,502

		3,402,807

Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*	8,428	1,242,371
Advantest Corp.	4,772	162,350
Analog Devices, Inc.	2,600	516,256
Applied Materials, Inc.	4,364	707,273
ASM International NV	297	154,084
ASML Holding NV	2,515	1,892,695
BE Semiconductor Industries NV	513	77,275
Broadcom, Inc.	2,290	2,556,212
Disco Corp.	588	145,874
Enphase Energy, Inc.*	712	94,084
First Solar, Inc.*	557	95,960
Infineon Technologies AG	8,158	340,428
Intel Corp.	21,993	1,105,148
KLA Corp.	709	412,142
Lam Research Corp.	688	538,883
Lasertec Corp.	474	124,954
Microchip Technology, Inc.	2,822	254,488
Micron Technology, Inc.	5,728	488,828
Monolithic Power Systems, Inc.	250	157,695
NVIDIA Corp.	12,885	6,380,910
NXP Semiconductors NV	1,345	308,920
ON Semiconductor Corp.*	2,247	187,692
Qorvo, Inc.*	508	57,206
QUALCOMM, Inc.	5,806	839,722
Renesas Electronics Corp.*	9,161	165,613
Rohm Co. Ltd.	2,033	38,966
Skyworks Solutions, Inc.	832	93,533
STMicroelectronics NV	4,292	214,378
SUMCO Corp.	1,925	28,868
Teradyne, Inc.	798	86,599
Texas Instruments, Inc.	4,738	807,639
Tokyo Electron Ltd.	2,944	527,310

		20,804,356

Software (4.5%)
Adobe, Inc.*	2,375	1,416,925
ANSYS, Inc.*	453	164,385
Autodesk, Inc.*	1,115	271,480
Cadence Design Systems, Inc.*	1,419	386,493
Check Point Software Technologies Ltd.*	611	93,355
CyberArk Software Ltd.*	267	58,486
Dassault Systemes SE	4,226	206,369
Fair Isaac Corp.*	129	150,157
Fortinet, Inc.*	3,325	194,612
Gen Digital, Inc.	2,941	67,113
Intuit, Inc.	1,462	913,794
Microsoft Corp.	38,771	14,579,447
Monday.com Ltd.*	174	32,679
Nemetschek SE	401	34,742
Nice Ltd.*	417	83,975
Oracle Corp.	288	22,202
Oracle Corp. (Moscow Stock Exchange)	8,288	873,804
Palo Alto Networks, Inc.*	1,621	478,000
PTC, Inc.*	620	108,475
Roper Technologies, Inc.	557	303,660
Sage Group plc (The)	6,456	96,487
Salesforce, Inc.*	5,076	1,335,699
SAP SE	6,513	1,002,865
ServiceNow, Inc.*	1,069	755,238
Synopsys, Inc.*	793	408,324
Temenos AG (Registered)	451	41,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Trend Micro, Inc.*	863	$46,198
Tyler Technologies, Inc.*	220	91,986
WiseTech Global Ltd.	1,067	54,802
Xero Ltd.*	924	70,711

		24,344,407

Technology Hardware, Storage & Peripherals (2.9%)
Apple, Inc.	76,266	14,683,493
Brother Industries Ltd.	1,365	21,787
Canon, Inc.	6,205	159,306
FUJIFILM Holdings Corp.	2,370	142,418
Hewlett Packard Enterprise Co.	6,692	113,630
HP, Inc.	4,537	136,518
Logitech International SA (Registered)	1,065	100,998
NetApp, Inc.	1,089	96,006
Ricoh Co. Ltd.	3,256	25,009
Seagate Technology Holdings plc	1,015	86,651
Seiko Epson Corp.	1,618	24,218
Western Digital Corp.*	1,691	88,558

		15,678,592

Total Information Technology		68,979,292

Materials (2.4%)
Chemicals (1.2%)
Air Liquide SA	3,267	635,195
Air Products and Chemicals, Inc.	1,159	317,334
Akzo Nobel NV	1,105	91,270
Albemarle Corp.	612	88,422
Arkema SA	393	44,687
Asahi Kasei Corp.	7,259	53,490
BASF SE	5,569	299,894
Celanese Corp.	522	81,103
CF Industries Holdings, Inc.	997	79,261
Chr Hansen Holding A/S	691	57,939
Clariant AG (Registered)	1,248	18,429
Corteva, Inc.	3,676	176,154
Covestro AG (m)*	1,236	71,881
Croda International plc	866	55,744
Dow, Inc.	3,659	200,660
DSM-Firmenich AG	1,202	122,079
DuPont de Nemours, Inc.	2,243	172,554
Eastman Chemical Co.	619	55,599
Ecolab, Inc.	1,320	261,822
EMS-Chemie Holding AG (Registered)	46	37,246
Evonik Industries AG	1,474	30,104
FMC Corp.	651	41,046
Givaudan SA (Registered)	59	244,404
ICL Group Ltd.	4,731	23,926
International Flavors & Fragrances, Inc.	1,332	107,852
JSR Corp.	1,191	33,956
Linde plc	2,529	1,038,686
LyondellBasell Industries NV, Class A	1,337	127,122
Mitsubishi Chemical Group Corp.	7,408	45,394
Mitsui Chemicals, Inc.	1,065	31,587
Mosaic Co. (The)	1,705	60,920
Nippon Paint Holdings Co. Ltd.	5,799	46,886
Nippon Sanso Holdings Corp.	1,119	29,967
Nissan Chemical Corp.	792	30,927
Nitto Denko Corp.	950	71,082
Novozymes A/S, Class B	1,270	69,794
OCI NV	620	17,960
Orica Ltd.	2,358	25,613
PPG Industries, Inc.	1,230	183,946
Sherwin-Williams Co. (The)	1,228	383,013
Shin-Etsu Chemical Co. Ltd.	11,400	478,396
Sika AG (Registered)	951	309,481
Sumitomo Chemical Co. Ltd.	6,970	17,005
Syensqo SA*	480	49,948
Symrise AG, Class A	832	91,518
Toray Industries, Inc.	8,024	41,719
Tosoh Corp.	1,504	19,211
Umicore SA	1,252	34,415
Wacker Chemie AG	112	14,132
Yara International ASA	1,065	37,862

		6,658,635

Construction Materials (0.2%)
CRH plc	4,413	304,314
Heidelberg Materials AG	863	77,112
Holcim AG	3,289	258,177
James Hardie Industries plc (CHDI)*	2,791	107,440
Martin Marietta Materials, Inc.	322	160,649
Vulcan Materials Co.	693	157,318

		1,065,010

Containers & Packaging (0.1%)
Amcor plc	7,540	72,686
Avery Dennison Corp.	420	84,907
Ball Corp.	1,645	94,620
International Paper Co.	1,805	65,251
Packaging Corp. of America	468	76,242
SIG Group AG	1,988	45,738
Smurfit Kappa Group plc	1,682	66,623
Westrock Co.	1,338	55,554

		561,621

Metals & Mining (0.8%)
Anglo American plc	7,962	199,992
Antofagasta plc	2,560	54,804
ArcelorMittal SA	3,160	89,567
BHP Group Ltd.	31,614	1,086,001
BlueScope Steel Ltd.	2,819	44,952
Boliden AB	1,726	53,820
Endeavour Mining plc	1,136	25,441
Fortescue Ltd.	10,562	208,871
Freeport-McMoRan, Inc.	7,480	318,424
Glencore plc	65,285	392,860
IGO Ltd.	4,085	25,193
JFE Holdings, Inc.	3,589	55,680
Mineral Resources Ltd.	1,076	51,327
Newmont Corp.	6,012	248,837
Nippon Steel Corp.	5,282	120,999
Norsk Hydro ASA	7,782	52,391
Northern Star Resources Ltd.	7,167	66,666
Nucor Corp.	1,282	223,119
Pilbara Minerals Ltd.	17,831	47,996
Rio Tinto Ltd.	2,346	216,877
Rio Tinto plc	7,038	524,085
South32 Ltd.	27,097	61,489
Steel Dynamics, Inc.	793	93,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sumitomo Metal Mining Co. Ltd.	1,564	$47,097
voestalpine AG	671	21,156

		4,331,297

Paper & Forest Products (0.1%)
Holmen AB, Class B	552	23,298
Mondi plc	3,095	60,655
Oji Holdings Corp.	4,695	18,081
Stora Enso OYJ, Class R	3,558	49,196
Svenska Cellulosa AB SCA, Class B	3,833	57,423
UPM-Kymmene OYJ	3,380	127,090

		335,743

Total Materials		12,952,306

Real Estate (1.4%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	301	16,176
Daiwa House REIT Investment Corp. (REIT)	17	30,347
GPT Group (The) (REIT)	11,084	35,047
KDX Realty Investment Corp. (REIT)	29	33,072
Land Securities Group plc (REIT)	4,076	36,618
Mirvac Group (REIT)	22,814	32,492
Nomura Real Estate Master Fund, Inc. (REIT)	28	32,766
Stockland (REIT)	13,813	41,887

		258,405

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	2,854	56,509
Ventas, Inc. (REIT)	2,099	104,614
Welltower, Inc. (REIT)	2,887	260,321

		421,444

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,680	71,650

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	23,019	52,849
GLP J-REIT (REIT)	34	33,880
Goodman Group (REIT)	10,484	180,751
Mapletree Logistics Trust (REIT)	18,047	23,794
Nippon Prologis REIT, Inc. (REIT)	17	32,722
Prologis, Inc. (REIT)	4,820	642,506
Segro plc (REIT)	6,945	78,468
Warehouses De Pauw CVA (REIT)	1,059	33,319

		1,078,289

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	816	103,444
Boston Properties, Inc. (REIT)	753	52,838
Dexus (REIT)	6,223	32,568
Gecina SA (REIT)	315	38,287
Japan Real Estate Investment Corp. (REIT)	8	33,135
Nippon Building Fund, Inc. (REIT)	10	43,333

		303,605

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	331	21,411
CapitaLand Investment Ltd.	15,267	36,555
CBRE Group, Inc., Class A*	1,590	148,013
City Developments Ltd.	2,367	11,927
CK Asset Holdings Ltd.	11,596	58,214
CoStar Group, Inc.*	2,130	186,141
Daito Trust Construction Co. Ltd.	424	49,166
Daiwa House Industry Co. Ltd.	3,721	112,738
ESR Group Ltd. (m)	11,510	15,920
Fastighets AB Balder, Class B*	3,648	25,868
Hang Lung Properties Ltd.	8,515	11,864
Henderson Land Development Co. Ltd.	8,404	25,884
Hongkong Land Holdings Ltd.	5,854	20,372
Hulic Co. Ltd.	2,195	22,985
LEG Immobilien SE*	472	41,331
Mitsubishi Estate Co. Ltd.	6,840	94,256
Mitsui Fudosan Co. Ltd.	5,562	136,407
New World Development Co. Ltd.	7,602	11,800
Nomura Real Estate Holdings, Inc.	686	18,045
Sagax AB, Class B	1,341	36,882
Sino Land Co. Ltd.	19,259	20,940
Sumitomo Realty & Development Co. Ltd.	1,790	53,243
Sun Hung Kai Properties Ltd.	8,521	92,156
Swire Pacific Ltd., Class A	2,081	17,616
Swire Properties Ltd.	6,770	13,699
Swiss Prime Site AG (Registered)	488	52,133
UOL Group Ltd.	2,687	12,786
Vonovia SE	4,537	142,946
Wharf Holdings Ltd. (The)	6,600	21,258
Wharf Real Estate Investment Co. Ltd.	9,663	32,670

		1,545,226

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	741	138,730
Camden Property Trust (REIT)	557	55,305
Equity Residential (REIT)	1,803	110,271
Essex Property Trust, Inc. (REIT)	335	83,060
Invitation Homes, Inc. (REIT)	3,001	102,364
Mid-America Apartment Communities, Inc. (REIT)	609	81,886
UDR, Inc. (REIT)	1,579	60,460

		632,076

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	31,805	49,644
Federal Realty Investment Trust (REIT)	383	39,468
Japan Metropolitan Fund Invest (REIT)	48	34,689
Kimco Realty Corp. (REIT)	3,234	68,917
Klepierre SA (REIT)	1,381	37,626
Link REIT (REIT)	15,239	85,577
Mapletree Pan Asia Commercial Trust (REIT)	12,492	14,861
Realty Income Corp. (REIT)	3,776	216,818
Regency Centers Corp. (REIT)	857	57,419
Scentre Group (REIT)	30,034	61,195
Simon Property Group, Inc. (REIT)	1,702	242,773
Unibail-Rodamco-Westfield (REIT)*	804	59,397
Vicinity Ltd. (REIT)	22,390	31,126

		999,510

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Specialized REITs (0.4%)
American Tower Corp. (REIT)	2,432	$525,020
Crown Castle, Inc. (REIT)	2,264	260,790
Digital Realty Trust, Inc. (REIT)	1,580	212,636
Equinix, Inc. (REIT)	490	394,641
Extra Space Storage, Inc. (REIT)	1,102	176,684
Iron Mountain, Inc. (REIT)	1,523	106,580
Public Storage (REIT)	826	251,930
SBA Communications Corp. (REIT)	563	142,828
VICI Properties, Inc. (REIT), Class A	5,397	172,056
Weyerhaeuser Co. (REIT)	3,808	132,404

		2,375,569

Total Real Estate		7,685,774

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA	174	25,605
Alliant Energy Corp.	1,331	68,280
American Electric Power Co., Inc.	2,743	222,786
BKW AG	155	27,552
Chubu Electric Power Co., Inc.	3,728	48,160
CK Infrastructure Holdings Ltd.	3,085	17,067
CLP Holdings Ltd.	10,202	84,205
Constellation Energy Corp.	1,666	194,739
Duke Energy Corp.	4,021	390,198
Edison International	1,999	142,908
EDP – Energias de Portugal SA	19,377	97,437
Elia Group SA/NV	180	22,514
Endesa SA	2,077	42,327
Enel SpA	50,224	373,143
Entergy Corp.	1,103	111,613
Evergy, Inc.	1,198	62,536
Eversource Energy	1,822	112,454
Exelon Corp.	5,193	186,429
FirstEnergy Corp.	2,694	98,762
Fortum OYJ	2,570	37,053
Iberdrola SA	37,595	492,641
Kansai Electric Power Co., Inc. (The)	4,074	54,089
Mercury NZ Ltd.	3,941	16,443
NextEra Energy, Inc.	10,703	650,100
NRG Energy, Inc.	1,178	60,903
Origin Energy Ltd.	10,233	59,064
Orsted A/S (m)	1,194	66,183
PG&E Corp.	11,130	200,674
Pinnacle West Capital Corp.	592	42,529
Power Assets Holdings Ltd.	8,027	46,516
PPL Corp.	3,845	104,199
Redeia Corp. SA	2,563	42,187
Southern Co. (The)	5,689	398,913
SSE plc	6,734	159,310
Terna – Rete Elettrica Nazionale	8,775	73,177
Tokyo Electric Power Co. Holdings, Inc.*	8,834	46,269
Verbund AG	450	41,754
Xcel Energy, Inc.	2,879	178,239

		5,098,958

Gas Utilities (0.1%)
APA Group	7,776	45,253
Atmos Energy Corp.	775	89,822
Enagas SA (x)	1,440	24,267
Hong Kong & China Gas Co. Ltd.	64,786	49,615
Naturgy Energy Group SA	855	25,485
Osaka Gas Co. Ltd.	2,428	50,712
Snam SpA	11,668	59,961
Tokyo Gas Co. Ltd.	2,411	55,367

		400,482

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	3,493	67,240
Corp. ACCIONA Energias Renovables SA	395	12,245
EDP Renovaveis SA	1,897	38,795
Meridian Energy Ltd.	7,413	25,961
RWE AG	3,948	179,479

		323,720

Multi-Utilities (0.4%)
Ameren Corp.	1,372	99,250
CenterPoint Energy, Inc.	3,293	94,081
Centrica plc	32,113	57,572
CMS Energy Corp.	1,522	88,382
Consolidated Edison, Inc.	1,801	163,837
Dominion Energy, Inc.	4,365	205,155
DTE Energy Co.	1,076	118,640
E.ON SE	14,003	187,822
Engie SA	11,278	198,185
National Grid plc	22,737	306,626
NiSource, Inc.	2,156	57,242
Public Service Enterprise Group, Inc.	2,600	158,990
Sembcorp Industries Ltd.	5,500	22,129
Sempra	3,283	245,339
Veolia Environnement SA	4,294	135,385
WEC Energy Group, Inc.	1,646	138,544

		2,277,179

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,016	134,102
Severn Trent plc	1,760	57,857
United Utilities Group plc	4,298	58,044

		250,003

Total Utilities		8,350,342

Total Common Stocks (57.0%) (Cost $261,713,598)		309,736,920

EXCHANGE TRADED FUND (ETF):
Equity (4.8%)
SPDR S&P MidCap 400 ETF Trust (x)	51,504	26,132,099

Total Exchange Traded Fund (4.8%) (Cost $21,007,475)		26,132,099

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (13.9%)
U.S. Treasury Bonds
6.000%, 2/15/26	$857,100	884,822
6.125%, 11/15/27	1,896,100	2,043,344
5.250%, 11/15/28	1,649,300	1,747,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
U.S. Treasury Notes
2.500%, 1/31/24	$753,900	$752,015
2.750%, 2/15/24	2,534,200	2,525,489
2.250%, 11/15/24	1,285,300	1,256,180
2.000%, 2/15/25	745,400	723,271
2.125%, 5/15/25	1,120,900	1,085,127
2.000%, 8/15/25	2,684,200	2,582,913
0.250%, 8/31/25	1,102,400	1,029,280
0.250%, 9/30/25	829,000	772,071
2.250%, 11/15/25	338,700	326,224
0.375%, 12/31/25	966,500	895,862
0.375%, 1/31/26	1,504,700	1,389,614
1.625%, 2/15/26	1,602,600	1,518,589
0.500%, 2/28/26	656,000	606,031
0.750%, 4/30/26	321,000	296,975
0.750%, 5/31/26	2,393,400	2,209,407
1.500%, 8/15/26	2,167,700	2,028,324
0.750%, 8/31/26	660,100	605,229
0.875%, 9/30/26	1,851,600	1,700,723
2.000%, 11/15/26	3,908,200	3,696,302
1.250%, 12/31/26	827,900	764,320
1.500%, 1/31/27	990,600	919,865
2.250%, 2/15/27	1,962,300	1,862,652
1.875%, 2/28/27	497,800	466,843
2.375%, 5/15/27	2,289,900	2,175,405
2.250%, 8/15/27	5,527,100	5,213,178
2.250%, 11/15/27	3,255,500	3,061,950
3.875%, 12/31/27	994,200	993,113
2.750%, 2/15/28	2,037,000	1,947,563
3.625%, 3/31/28	1,835,600	1,816,527
3.500%, 4/30/28	1,531,500	1,508,288
2.875%, 5/15/28	881,000	845,347
3.625%, 5/31/28	846,000	837,672
4.000%, 6/30/28	517,500	520,371
2.875%, 8/15/28	137,000	131,188
4.375%, 8/31/28	1,527,100	1,560,744
4.625%, 9/30/28	845,400	873,338
4.875%, 10/31/28	166,300	173,719
3.125%, 11/15/28	2,244,400	2,169,879
4.375%, 11/30/28	826,000	846,005
2.625%, 2/15/29	693,400	653,529
2.375%, 5/15/29	704,000	653,345
1.625%, 8/15/29	522,700	465,693
1.500%, 2/15/30	473,100	412,595
0.625%, 5/15/30	1,183,500	968,528
0.625%, 8/15/30	1,464,800	1,189,463
0.875%, 11/15/30	1,636,700	1,346,442
1.625%, 5/15/31	1,207,500	1,036,941
1.250%, 8/15/31	1,243,400	1,030,662
1.375%, 11/15/31	801,300	666,456
1.875%, 2/15/32	2,614,500	2,251,330
2.875%, 5/15/32	860,100	798,415
2.750%, 8/15/32	945,400	867,257
4.125%, 11/15/32	887,100	903,179
3.500%, 2/15/33	451,900	438,979
3.375%, 5/15/33	1,235,000	1,187,723
3.875%, 8/15/33	1,067,700	1,068,534

Total U.S. Treasury Obligations		75,302,573

Total Long-Term Debt Securities (13.9%) (Cost $79,554,964)		75,302,573

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (22.9%)
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	169,664	$169,664
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	10,000	10,000
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	123,071,101	123,169,558
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	1,199,390	1,199,390

Total Investment Companies		124,548,612

Total Short-Term Investments (22.9%) (Cost $124,495,477)		124,548,612

Total Investments in Securities (98.6%) (Cost $486,771,514)		535,720,204
Other Assets Less Liabilities (1.4%)		7,500,724

Net Assets (100%)		$543,220,928

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $1,407,437 or 0.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $13,246,351. This was collateralized by $12,290,920 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $1,379,054 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository	Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Country Diversification As a Percentage of Total Net Assets
Australia	1.5%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.1
Denmark	0.6
Finland	0.2
France	1.9
Germany	1.6
Hong Kong	0.4
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.2
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.2
United Kingdom	2.0
United States	81.4
Cash and Other	1.4

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	486	3/2024	EUR	24,374,090	(212,929)
MSCI EAFE E-Mini Index	3	3/2024	USD	337,860	10,498
Russell 2000 E-Mini Index	257	3/2024	USD	26,312,945	2,032,097
S&P 500 E-Mini Index	276	3/2024	USD	66,516,000	2,100,070
S&P 500 Micro E-Mini Index	4	3/2024	USD	96,400	3,581
TOPIX Index	70	3/2024	JPY	11,746,099	57,826
U.S. Treasury 2 Year Note	4	3/2024	USD	823,656	8,893
U.S. Treasury 5 Year Note	2	3/2024	USD	217,547	4,669
U.S. Treasury 10 Year Note	8	3/2024	USD	903,125	32,801

					4,037,506

Short Contracts
FTSE 100 Index	(20)	3/2024	GBP	(1,977,364)	(43,817)
SPI 200 Index	(28)	3/2024	AUD	(3,618,159)	(47,445)

					(91,262)

					3,946,244

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,972,897	USD	2,105,187	Barclays Bank plc	1/10/2024	73,379
EUR	6,090,924	USD	6,710,132	BNP Paribas	1/10/2024	15,753
EUR	1,237,958	USD	1,349,902	Deutsche Bank AG	1/10/2024	17,110
EUR	6,480,950	USD	7,114,841	HSBC Bank plc	1/10/2024	41,729
EUR	334,773	USD	368,194	JPMorgan Chase Bank	1/10/2024	1,478

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,979,417	USD	3,161,179	Morgan Stanley	1/10/2024	128,833
NZD	1,717,256	USD	1,001,706	Barclays Bank plc	1/11/2024	83,873
NZD	7,937,320	USD	4,624,271	BNP Paribas	1/11/2024	393,373
NZD	1,964,671	USD	1,188,459	Deutsche Bank AG	1/11/2024	53,524
NZD	3,621,345	USD	2,252,491	JPMorgan Chase Bank	1/11/2024	36,773
JPY	789,602,194	USD	5,352,559	Bank of America	1/12/2024	255,476
JPY	780,069,405	USD	5,312,460	Goldman Sachs International	1/12/2024	227,870
JPY	797,114,611	USD	5,397,982	JPMorgan Chase Bank	1/12/2024	263,409
AUD	3,743,383	USD	2,465,631	Barclays Bank plc	1/25/2024	87,265
AUD	914,996	USD	595,233	Citibank NA	1/25/2024	28,772
AUD	948,034	USD	631,400	Goldman Sachs International	1/25/2024	15,136
AUD	10,443,006	USD	6,805,288	JPMorgan Chase Bank	1/25/2024	316,585
GBP	3,324,609	USD	4,198,474	Bank of America	1/25/2024	39,788
GBP	9,800,436	USD	12,395,555	Goldman Sachs International	1/25/2024	98,196
GBP	238,111	USD	301,822	JPMorgan Chase Bank	1/25/2024	1,724
NOK	94,385,200	USD	8,704,193	Bank of America	2/16/2024	595,808

Total unrealized appreciation						2,775,854

USD	6,842,337	EUR	6,434,118	Bank of America	1/10/2024	(262,518)
USD	3,428,633	EUR	3,196,790	Goldman Sachs International	1/10/2024	(101,412)
USD	5,853,654	EUR	5,458,411	JPMorgan Chase Bank	1/10/2024	(173,780)
USD	5,701,926	NZD	9,281,145	Barclays Bank plc	1/11/2024	(165,228)
USD	5,352,189	JPY	792,312,617	Deutsche Bank AG	1/12/2024	(275,096)
USD	12,109,226	JPY	1,715,209,391	JPMorgan Chase Bank	1/12/2024	(72,800)
USD	8,098,137	CHF	7,172,520	Deutsche Bank AG	1/18/2024	(443,877)
USD	1,482,405	AUD	2,209,923	Barclays Bank plc	1/25/2024	(24,708)
USD	6,051,027	GBP	4,828,538	Bank of America	1/25/2024	(104,469)
USD	591,870	CHF	510,854	JPMorgan Chase Bank	2/15/2024	(18,310)
USD	3,969,142	NOK	42,191,669	Bank of America	2/16/2024	(188,104)
USD	4,407,794	NOK	45,408,057	JPMorgan Chase Bank	2/16/2024	(66,371)
USD	3,076,632	SEK	31,882,253	Barclays Bank plc	2/16/2024	(90,144)

Total unrealized depreciation						(1,986,817)

Net unrealized appreciation						789,037

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,013,393	$3,992,151	$—	$22,005,544
Consumer Discretionary	22,688,451	11,907,613	—	34,596,064
Consumer Staples	12,942,466	9,363,389	—	22,305,855
Energy	8,119,512	4,361,349	—	12,480,861
Financials	27,121,073	19,028,536	—	46,149,609
Health Care	26,427,649	12,872,284	—	39,299,933
Industrials	18,531,896	16,399,444	—	34,931,340
Information Technology	60,508,801	8,470,491	—	68,979,292

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Materials	$5,026,754	$7,925,552	$—	$12,952,306
Real Estate	5,259,076	2,426,698	—	7,685,774
Utilities	4,886,886	3,463,456	—	8,350,342
Exchange Traded Fund	26,132,099	—	—	26,132,099
Forward Currency Contracts	—	2,775,854	—	2,775,854
Futures	4,250,435	—	—	4,250,435
Short-Term Investments
Investment Companies	124,548,612	—	—	124,548,612
U.S. Treasury Obligations	—	75,302,573	—	75,302,573

Total Assets	$364,457,103	$178,289,390	$—	$542,746,493

Liabilities:
Forward Currency Contracts	$—	$(1,986,817)	$—	$(1,986,817)
Futures	(304,191)	—	—	(304,191)

Total Liabilities	$(304,191)	$(1,986,817)	$—	$(2,291,008)

Total	$364,152,912	$176,302,573	$—	$540,455,485

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$46,363	*
Foreign exchange contracts	Receivables	2,775,854
Equity contracts	Receivables, Net assets – Unrealized appreciation	4,204,072	*

Total		$7,026,289

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,986,817)
Equity contracts	Payables, Net assets – Unrealized depreciation	(304,191	)*

Total		$(2,291,008)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(45,011)	$—	$(45,011)
Foreign exchange contracts	—	(1,330,379)	(1,330,379)
Equity contracts	3,169,679	—	3,169,679

Total	$3,124,668	$(1,330,379)	$1,794,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$11,620	$—	$11,620
Foreign exchange contracts	—	(82,184)	(82,184)
Equity contracts	4,698,656	—	4,698,656

Total	$4,710,276	$(82,184)	$4,628,092

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$75,453,000
Average notional value of contracts — short	6,600,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$68,939,000
Average settlement value sold — in USD	50,592,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$891,072	$(555,091)	$—	$335,981
Barclays Bank plc	244,517	(244,517)	—	—
BNP Paribas	409,126	—	—	409,126
Citibank NA	28,772	—	—	28,772
Deutsche Bank AG	70,634	(70,634)	—	—
Goldman Sachs International	341,202	(101,412)	—	239,790
HSBC Bank plc	41,729	—	—	41,729
JPMorgan Chase Bank	619,969	(331,261)	—	288,708
Morgan Stanley	128,833	—	—	128,833

Total	$2,775,854	$(1,302,915)	$—	$1,472,939

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$555,091	$(555,091)	$—	$—
Barclays Bank plc	280,080	(244,517)	—	35,563
Deutsche Bank AG	718,973	(70,634)	—	648,339
Goldman Sachs International	101,412	(101,412)	—	—
JPMorgan Chase Bank	331,261	(331,261)	—	—

Total	$1,986,817	$(1,302,915)	$—	$683,902

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,047,755
Long-term U.S. government debt securities	15,591,036

$34,638,791

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,062,971
Long-term U.S. government debt securities	13,477,454

$20,540,425

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,438,830
Aggregate gross unrealized depreciation	(24,042,355)

Net unrealized appreciation	$48,396,475

Federal income tax cost of investments in securities and derivative instruments, if applicable	$492,059,010

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $486,771,514)	$535,720,204
Cash	336,599
Foreign cash (Cost $207,518)	211,625
Due from broker for futures variation margin	7,084,524
Unrealized appreciation on forward foreign currency contracts	2,775,854
Dividends, interest and other receivables	1,543,676
Receivable for Portfolio shares sold	246,079
Receivable for securities sold	233,933
Securities lending income receivable	12,479
Other assets	4,526

Total assets	548,169,499

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	1,986,817
Payable for return of collateral on securities loaned	1,379,054
Payable for securities purchased	845,811
Investment management fees payable	305,562
Payable for Portfolio shares repurchased	207,229
Distribution fees payable – Class IB	112,008
Administrative fees payable	58,270
Accrued expenses	53,820

Total liabilities	4,948,571

Commitments and contingent liabilities^
NET ASSETS	$543,220,928

Net assets were comprised of:
Paid in capital	$492,968,015
Total distributable earnings (loss)	50,252,913

Net assets	$543,220,928

Class IB
Net asset value, offering and redemption price per share, $543,220,928 / 45,579,362 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.92

(x)	Includes value of securities on loan of $13,246,351.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $294,461 foreign withholding tax)	$9,924,030
Interest	1,580,531
Securities lending (net)	78,891

Total income	11,583,452

EXPENSES
Investment management fees	3,383,676
Distribution fees – Class IB	1,127,892
Administrative fees	576,949
Professional fees	71,553
Custodian fees	66,200
Printing and mailing expenses	39,059
Trustees’ fees	15,336
Miscellaneous	18,244

Gross expenses	5,298,909
Less: Waiver from investment manager	(249,011)

Net expenses	5,049,898

NET INVESTMENT INCOME (LOSS)	6,533,554

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,709,968)
Futures contracts	3,124,668
Forward foreign currency contracts	(1,330,379)
Foreign currency transactions	247,693

Net realized gain (loss)	332,014

Change in unrealized appreciation (depreciation) on:
Investments in securities	59,427,079
Futures contracts	4,710,276
Forward foreign currency contracts	(82,184)
Foreign currency translations	76,401

Net change in unrealized appreciation (depreciation)	64,131,572

NET REALIZED AND UNREALIZED GAIN (LOSS)	64,463,586

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$70,997,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,533,554	$2,939,735
Net realized gain (loss)	332,014	(3,230,484)
Net change in unrealized appreciation (depreciation)	64,131,572	(70,848,379)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	70,997,140	(71,139,128)

Distributions to shareholders:
Class IB	(4,854,868)	(2,419,594)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,573,167 and 6,320,737 shares, respectively ]	118,212,444	68,822,034
Capital shares issued in reinvestment of dividends and distributions [ 414,791 and 229,612 shares, respectively ]	4,854,868	2,419,594
Capital shares repurchased [ (2,723,130) and (2,985,657) shares , respectively]	(30,174,944)	(32,087,417)

Total Class IB transactions	92,892,368	39,154,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	92,892,368	39,154,211

TOTAL INCREASE (DECREASE) IN NET ASSETS	159,034,640	(34,404,511)
NET ASSETS:
Beginning of year	384,186,288	418,590,799

End of year	$543,220,928	$384,186,288

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.30		$12.40		$11.06		$10.92		$9.30

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.16		0.08		0.01		—	#	0.12
Net realized and unrealized gain (loss)	1.57		(2.11)		1.91		0.28		1.73

Total from investment operations	1.73		(2.03)		1.92		0.28		1.85

Less distributions:
Dividends from net investment income	(0.11)		(0.02)		(0.02)		(0.06)		(0.08)
Distributions from net realized gains	—		(0.05)		(0.56)		(0.08)		(0.15)

Total dividends and distributions	(0.11)		(0.07)		(0.58)		(0.14)		(0.23)

Net asset value, end of year	$11.92		$10.30		$12.40		$11.06		$10.92

Total return	16.81%		(16.42)%		17.37%		2.70%		19.86%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$543,221		$384,186		$418,591		$283,047		$198,981
Ratio of expenses to average net assets:
After waivers (f)	1.12	%(j)	1.16	%(k)	1.10	%(o)	1.11	%(o)	1.09	%(o)
Before waivers (f)	1.17%		1.19%		1.15%		1.18%		1.19%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	1.45%		0.77%		0.06%		0.03%		1.20%
Before waivers (f)(x)	1.39%		0.74%		0.01%		(0.04)%		1.09%
Portfolio turnover rate^	6%		31%		7%		22%		56%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	15.00%	6.40%	4.43%
EQ/AB Dynamic Growth Index	17.17	9.65	7.12
S&P 500® Index	26.29	15.69	12.08
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.01

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 15.00% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/AB Dynamic Growth Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 17.17%, 26.29% and 4.30%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Within the equity allocation, the Portfolio carried an overweight most of the year to U.S. equities which contributed to performance given the strong relative performance of U.S. markets.

•	A tactical overweight in commodities currencies, including the Australian dollar and the Swedish krona, contributed.

What hurt performance during the year:

•

The Portfolio entered the year with a relative underweight to equities which detracted from performance. While the Portfolio finished the year overweight equities, a modest underweight or neutral position to equities for the balance of the year detracted in a period of strong equity performance.

•

On average, a tactical underweight to the U.S. dollar and Swiss franc, as well as a tactical overweight to the Japanese yen detracted from performance, with most of the underperformance coming during the second quarter.

Portfolio Positioning and Outlook — AllianceBernstein L.P.

The Portfolio maintained a neutral allocation throughout most of the year but ended 2023 with a moderate overweight to return-seeking assets. During the first quarter of 2023, the Portfolio began to moderate the underweight as volatility normalized. However, increased uncertainty surrounding inflation led us to pause our underweight reduction. As investor sentiment rose during the second quarter, the Portfolio closed the underweight to return seeking assets. During the third quarter the Portfolio increased its overweight to return seeking assets as hopes that inflation had peaked. Optimism was short-lived as stronger-than-expected third-quarter U.S. economic growth supported the Federal Reserve’s commitment to higher-for-longer rates and quantitative tightening. This triggered a rapid rise in bond yields. In November, the Portfolio moved overweight and ended the year with a modest overweight to return seeking assets.

Our outlook for equities remains constructive over the medium-term. Cyclical indicators remain consistent with resilient but muted growth. PMIs have steadied at modestly expansionary levels, with manufacturing still contractionary but stable. Earnings revisions have rolled over from highs, but remain above average. Household consumption has been supported by a buoyant labor market, strong household balance sheets and tailwinds from fading headline inflation. As the jobs gap narrows, both job creation and wage growth are returning to historical averages. Inflation continues to cool across major economies with short-term run rates approaching the 2% target. US growth is slowing from 3Q:23 highs. As a result, central bank messaging has become more market-friendly with increased conviction on rate cuts in 2024. On inflation, we see room for further progress on multiple fronts including shelter, food services, and travel.

EQ/AB DYNAMIC GROWTH PORTFOLIO (Unaudited)

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	4.86
Weighted Average Coupon (%)	2.62
Weighted Average Effective Duration (Years)*	3.62
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	27.8%
Information Technology	13.9
Financials	9.4
Health Care	8.0
Industrials	7.2
Consumer Discretionary	7.1
Consumer Staples	4.6
Communication Services	4.5
Exchange Traded Fund	4.3
Materials	2.7
Energy	2.5
U.S. Government Agency Securities	2.0
Utilities	1.7
Real Estate	1.6
Investment Companies	1.2
Cash and Other	1.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,054.10	$5.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.46	5.80

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.5%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	64,656	$1,084,928
BT Group plc	72,544	114,291
Cellnex Telecom SA (m)	6,482	255,176
Deutsche Telekom AG (Registered)	36,664	880,336
Elisa OYJ	1,598	73,863
HKT Trust & HKT Ltd.	41,715	49,790
Infrastrutture Wireless Italiane SpA (m)	3,708	46,870
Koninklijke KPN NV	37,954	130,642
Nippon Telegraph & Telephone Corp.	335,694	410,213
Orange SA	20,918	237,944
Singapore Telecommunications Ltd.	92,736	173,896
Spark New Zealand Ltd.	20,606	67,475
Swisscom AG (Registered)	300	180,489
Telecom Italia SpA (x)*	109,967	35,715
Telefonica SA	55,290	215,706
Telenor ASA	7,123	81,747
Telia Co. AB	24,928	63,593
Telstra Group Ltd.	45,086	121,666
Verizon Communications, Inc.	38,016	1,433,203

		5,657,543

Entertainment (0.7%)
Bollore SE	7,824	48,844
Capcom Co. Ltd.	1,943	62,782
Electronic Arts, Inc.	2,213	302,761
Koei Tecmo Holdings Co. Ltd.	978	11,157
Konami Group Corp.	1,197	62,677
Live Nation Entertainment, Inc.*	1,283	120,089
Netflix, Inc.*	3,958	1,927,071
Nexon Co. Ltd.	3,761	68,538
Nintendo Co. Ltd.	11,781	614,868
Sea Ltd. (ADR)*	4,115	166,657
Square Enix Holdings Co. Ltd.	1,054	37,847
Take-Two Interactive Software, Inc.*	1,430	230,159
Toho Co. Ltd.	1,222	41,331
Universal Music Group NV	9,205	262,278
Walt Disney Co. (The)*	16,546	1,493,938
Warner Bros Discovery, Inc.*	20,066	228,351

		5,679,348

Interactive Media & Services (2.5%)
Adevinta ASA*	3,955	43,754
Alphabet, Inc., Class A*	53,514	7,475,371
Alphabet, Inc., Class C*	45,039	6,347,346
Auto Trader Group plc (m)	10,043	92,349
CAR Group Ltd.	4,050	85,942
LY Corp.	29,755	105,451
Match Group, Inc.*	2,458	89,717
Meta Platforms, Inc., Class A*	20,071	7,104,331
REA Group Ltd.	640	79,005
Scout24 SE (m)	882	62,471
SEEK Ltd.	4,023	73,280

		21,559,017

Media (0.4%)
Charter Communications, Inc., Class A*	910	353,699
Comcast Corp., Class A	36,312	1,592,281
Dentsu Group, Inc.	2,345	60,172
Fox Corp., Class A	2,236	66,342
Fox Corp., Class B	1,193	32,986
Informa plc	15,191	151,265
Interpublic Group of Cos., Inc. (The)	3,463	113,032
News Corp., Class A	3,441	84,477
News Corp., Class B	1,038	26,697
Omnicom Group, Inc.	1,790	154,853
Paramount Global, Class B (x)	4,363	64,529
Publicis Groupe SA	2,633	244,163
Vivendi SE	7,556	80,712
WPP plc	12,074	115,888

		3,141,096

Wireless Telecommunication Services (0.3%)
KDDI Corp.	16,976	540,102
SoftBank Corp.	32,279	402,801
SoftBank Group Corp.	11,681	521,337
Tele2 AB, Class B	5,854	50,228
T-Mobile US, Inc.	4,601	737,678
Vodafone Group plc	258,329	225,754

		2,477,900

Total Communication Services		38,514,904

Consumer Discretionary (7.1%)
Automobile Components (0.2%)
Aisin Corp.	1,655	57,902
Aptiv plc*	2,558	229,504
BorgWarner, Inc.	2,126	76,217
Bridgestone Corp.	6,538	270,794
Cie Generale des Etablissements Michelin SCA	7,622	273,128
Continental AG	1,236	104,956
Denso Corp.	19,474	293,767
Koito Manufacturing Co. Ltd.	1,978	30,827
Sumitomo Electric Industries Ltd.	7,816	99,529

		1,436,624

Automobiles (1.5%)
Bayerische Motoren Werke AG	3,608	401,412
Bayerische Motoren Werke AG (Preference) (q)	704	69,907
Dr Ing hc F Porsche AG (Preference) (m)(q)	1,335	117,755
Ferrari NV	1,431	482,141
Ford Motor Co.	35,557	433,440
General Motors Co.	12,384	444,833
Honda Motor Co. Ltd.	51,892	539,530
Isuzu Motors Ltd.	6,490	83,588
Mazda Motor Corp.	6,275	67,801
Mercedes-Benz Group AG	9,093	627,891
Nissan Motor Co. Ltd.	25,806	101,430
Porsche Automobil Holding SE (Preference) (q)	1,721	88,003
Renault SA	2,262	92,157
Stellantis NV (Euronext Paris)	9,499	221,735
Stellantis NV (Italian Stock Exchange)	15,600	364,237
Subaru Corp.	6,913	126,787
Suzuki Motor Corp.	4,139	177,096
Tesla, Inc.*	25,009	6,214,236
Toyota Motor Corp.	119,958	2,203,909
Volkswagen AG	359	46,944

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Volkswagen AG (Preference) (q)	2,361	$291,398
Volvo Car AB, Class B*	5,249	16,945
Yamaha Motor Co. Ltd.	9,876	88,219

		13,301,394

Broadline Retail (1.6%)
Amazon.com, Inc.*	82,234	12,494,634
eBay, Inc.	4,693	204,709
Etsy, Inc.*	1,083	87,777
Global-e Online Ltd.*	1,073	42,523
Next plc	1,404	145,281
Pan Pacific International Holdings Corp.	4,207	100,371
Prosus NV	16,546	492,907
Rakuten Group, Inc.*	16,414	73,106
Wesfarmers Ltd.	12,891	501,072

		14,142,380

Distributors (0.1%)
D’ieteren Group	256	49,994
Genuine Parts Co.	1,268	175,618
LKQ Corp.	2,420	115,652
Pool Corp.	350	139,548

		480,812

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	2,944	40,184
Pearson plc	7,205	88,551

		128,735

Hotels, Restaurants & Leisure (1.3%)
Accor SA	2,322	88,693
Airbnb, Inc., Class A*	3,931	535,166
Amadeus IT Group SA	5,133	367,647
Aristocrat Leisure Ltd.	6,610	183,869
Booking Holdings, Inc.*	316	1,120,922
Caesars Entertainment, Inc.*	1,951	91,463
Carnival Corp.*	9,110	168,899
Chipotle Mexican Grill, Inc.*	248	567,166
Compass Group plc	19,475	532,719
Darden Restaurants, Inc.	1,088	178,758
Delivery Hero SE (m)*	1,952	53,894
Domino’s Pizza, Inc.	315	129,852
Entain plc	7,133	90,393
Evolution AB (m)	2,107	251,143
Expedia Group, Inc.*	1,206	183,059
Flutter Entertainment plc*	2,016	356,090
Galaxy Entertainment Group Ltd.	24,465	137,074
Genting Singapore Ltd.	66,727	50,560
Hilton Worldwide Holdings, Inc.	2,319	422,267
InterContinental Hotels Group plc	1,891	170,895
La Francaise des Jeux SAEM (m)	1,151	41,728
Las Vegas Sands Corp.	3,338	164,263
Lottery Corp. Ltd. (The)	24,391	80,447
Marriott International, Inc., Class A	2,231	503,113
McDonald’s Corp.	6,559	1,944,809
McDonald’s Holdings Co. Japan Ltd.	1,006	43,593
MGM Resorts International*	2,471	110,404
Norwegian Cruise Line Holdings Ltd.*	3,847	77,094
Oriental Land Co. Ltd.	12,403	461,902
Royal Caribbean Cruises Ltd.*	2,132	276,073
Sands China Ltd.*	26,393	77,234
Sodexo SA	1,040	114,375
Starbucks Corp.	10,332	991,975
Whitbread plc	2,223	103,595
Wynn Resorts Ltd.	868	79,084
Yum! Brands, Inc.	2,535	331,223
Zensho Holdings Co. Ltd.	1,104	57,854

		11,139,295

Household Durables (0.4%)
Barratt Developments plc	11,024	79,055
Berkeley Group Holdings plc	1,196	71,468
DR Horton, Inc.	2,725	414,146
Garmin Ltd.	1,384	177,899
Iida Group Holdings Co. Ltd.	1,591	23,826
Lennar Corp., Class A	2,262	337,128
Mohawk Industries, Inc.*	478	49,473
NVR, Inc.*	29	203,013
Open House Group Co. Ltd.	904	26,819
Panasonic Holdings Corp.	24,814	245,764
Persimmon plc	3,393	60,073
PulteGroup, Inc.	1,946	200,866
SEB SA	306	38,172
Sekisui Chemical Co. Ltd.	4,195	60,470
Sekisui House Ltd.	6,702	148,870
Sharp Corp.*	2,363	16,851
Sony Group Corp.	14,265	1,356,693
Taylor Wimpey plc	39,958	74,896
Whirlpool Corp.	496	60,398

		3,645,880

Leisure Products (0.1%)
Bandai Namco Holdings, Inc.	6,734	134,990
Hasbro, Inc.	1,179	60,200
Shimano, Inc.	897	138,908
Yamaha Corp.	1,539	35,550

		369,648

Specialty Retail (1.0%)
AutoZone, Inc.*	159	411,112
Avolta AG*	1,159	45,586
Bath & Body Works, Inc.	2,056	88,737
Best Buy Co., Inc.	1,752	137,147
CarMax, Inc.*	1,435	110,122
Fast Retailing Co. Ltd.	1,987	493,086
H & M Hennes & Mauritz AB, Class B (x)	7,256	127,062
Home Depot, Inc. (The)	9,043	3,133,852
Industria de Diseno Textil SA	12,378	538,799
JD Sports Fashion plc	28,463	60,207
Kingfisher plc	20,009	62,052
Lowe’s Cos., Inc.	5,219	1,161,488
Nitori Holdings Co. Ltd.	944	126,402
O’Reilly Automotive, Inc.*	535	508,293
Ross Stores, Inc.	3,062	423,750
TJX Cos., Inc. (The)	10,346	970,558
Tractor Supply Co.	978	210,299
Ulta Beauty, Inc.*	445	218,046
USS Co. Ltd.	2,419	48,654
Zalando SE (m)*	2,518	59,626
ZOZO, Inc.	1,665	37,492

		8,972,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Textiles, Apparel & Luxury Goods (0.9%)
adidas AG	1,845	$375,095
Burberry Group plc	3,952	71,330
Cie Financiere Richemont SA (Registered)	5,906	812,817
Hermes International SCA	359	760,455
Kering SA	849	373,964
Lululemon Athletica, Inc.*	1,041	532,253
LVMH Moet Hennessy Louis Vuitton SE	3,124	2,529,995
Moncler SpA	2,314	142,288
NIKE, Inc., Class B	11,068	1,201,653
Pandora A/S	988	136,538
Puma SE	1,186	66,145
Ralph Lauren Corp.	359	51,768
Swatch Group AG (The)	346	94,044
Swatch Group AG (The) (Registered)	613	32,106
Tapestry, Inc.	2,072	76,270
VF Corp.	2,989	56,193

		7,312,914

Total Consumer Discretionary		60,930,052

Consumer Staples (4.6%)
Beverages (1.0%)
Anheuser-Busch InBev SA/NV	9,838	634,480
Asahi Group Holdings Ltd.	5,411	201,780
Brown-Forman Corp., Class B	1,655	94,500
Budweiser Brewing Co. APAC Ltd. (m)	19,000	35,574
Carlsberg A/S, Class B	1,148	143,961
Coca-Cola Co. (The)	35,187	2,073,570
Coca-Cola Europacific Partners plc	2,320	154,837
Coca-Cola HBC AG	2,589	76,067
Constellation Brands, Inc., Class A	1,461	353,197
Davide Campari-Milano NV	5,684	64,098
Diageo plc	25,428	925,681
Heineken Holding NV	1,521	128,620
Heineken NV	3,291	334,027
Keurig Dr Pepper, Inc.	9,104	303,345
Kirin Holdings Co. Ltd.	8,711	127,638
Molson Coors Beverage Co., Class B	1,674	102,465
Monster Beverage Corp.*	6,680	384,835
PepsiCo, Inc.	12,432	2,111,451
Pernod Ricard SA	2,327	410,380
Remy Cointreau SA	283	35,928
Suntory Beverage & Food Ltd.	1,518	50,062
Treasury Wine Estates Ltd.	8,809	64,711

		8,811,207

Consumer Staples Distribution & Retail (1.0%)
Aeon Co. Ltd.	7,347	164,187
Carrefour SA	6,450	117,951
Coles Group Ltd.	14,954	164,167
Costco Wholesale Corp.	4,004	2,642,960
Dollar General Corp.	1,985	269,861
Dollar Tree, Inc.*	1,890	268,474
Endeavour Group Ltd.	15,008	53,284
HelloFresh SE*	1,823	28,799
J Sainsbury plc	17,687	68,220
Jeronimo Martins SGPS SA	3,136	79,764
Kesko OYJ, Class B	2,945	58,277
Kobe Bussan Co. Ltd.	1,728	51,056
Koninklijke Ahold Delhaize NV	10,912	313,384
Kroger Co. (The)	5,984	273,529
MatsukiyoCocokara & Co.	3,855	68,269
Ocado Group plc*	6,553	63,347
Seven & i Holdings Co. Ltd.	8,595	341,057
Sysco Corp.	4,559	333,400
Target Corp.	4,174	594,461
Tesco plc	79,141	293,048
Walgreens Boots Alliance, Inc.	6,484	169,297
Walmart, Inc.	12,900	2,033,685
Woolworths Group Ltd.	13,910	352,618

		8,803,095

Food Products (1.0%)
Ajinomoto Co., Inc.	5,059	195,184
Archer-Daniels-Midland Co.	4,823	348,317
Associated British Foods plc	3,907	117,878
Barry Callebaut AG (Registered)	43	72,549
Bunge Global SA	1,314	132,648
Campbell Soup Co.	1,776	76,776
Chocoladefabriken Lindt & Spruengli AG	11	131,966
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	242,554
Conagra Brands, Inc.	4,322	123,869
Danone SA	7,312	473,670
General Mills, Inc.	5,256	342,376
Hershey Co. (The)	1,355	252,626
Hormel Foods Corp.	2,619	84,096
J M Smucker Co. (The)	960	121,325
JDE Peet’s NV	1,103	29,662
Kellanova	2,385	133,345
Kerry Group plc (London Stock Exchange), Class A	1,404	122,601
Kerry Group plc (Turquoise Stock Exchange), Class A	448	38,903
Kikkoman Corp.	1,596	97,730
Kraft Heinz Co. (The)	7,209	266,589
Lamb Weston Holdings, Inc.	1,311	141,706
Lotus Bakeries NV	5	45,428
McCormick & Co., Inc. (Non-Voting)	2,272	155,450
Meiji Holdings Co. Ltd.	2,586	61,422
Mondelez International, Inc., Class A	12,302	891,034
Mowi ASA	5,264	94,297
Nestle SA (Registered)	30,203	3,501,688
Nissin Foods Holdings Co. Ltd.	2,271	79,259
Orkla ASA	7,626	59,177
Salmar ASA	816	45,716
Tyson Foods, Inc., Class A	2,579	138,621
WH Group Ltd. (m)	92,015	59,391
Wilmar International Ltd.	21,161	57,242
Yakult Honsha Co. Ltd.	2,797	62,823

		8,797,918

Household Products (0.7%)
Church & Dwight Co., Inc.	2,228	210,680
Clorox Co. (The)	1,121	159,843
Colgate-Palmolive Co.	7,445	593,441
Essity AB, Class B	6,843	169,615
Henkel AG & Co. KGaA	1,223	87,732
Henkel AG & Co. KGaA (Preference) (q)	1,967	158,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Kimberly-Clark Corp.	3,056	$371,335
Procter & Gamble Co. (The)	21,312	3,123,061
Reckitt Benckiser Group plc	8,134	561,946
Unicharm Corp.	4,534	163,931

		5,599,797

Personal Care Products (0.5%)
Beiersdorf AG	1,169	175,123
Estee Lauder Cos., Inc. (The), Class A	2,101	307,271
Haleon plc	62,245	255,199
Kao Corp.	5,234	215,300
Kenvue, Inc.	15,585	335,545
Kose Corp.	418	31,350
L’Oreal SA	2,729	1,357,664
Shiseido Co. Ltd.	4,494	135,521
Unilever plc	13,364	647,001
Unilever plc (London Stock Exchange)	14,996	726,357

		4,186,331

Tobacco (0.4%)
Altria Group, Inc.	15,993	645,158
British American Tobacco plc	24,033	703,196
Imperial Brands plc	9,699	223,334
Japan Tobacco, Inc.	13,676	353,539
Philip Morris International, Inc.	14,038	1,320,695

		3,245,922

Total Consumer Staples		39,444,270

Energy (2.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	9,099	311,004
Halliburton Co.	8,094	292,598
Schlumberger NV	12,917	672,200
Tenaris SA	5,219	90,715

		1,366,517

Oil, Gas & Consumable Fuels (2.4%)
Aker BP ASA	3,550	103,251
Ampol Ltd.	2,611	64,320
APA Corp.	2,774	99,531
BP plc	193,051	1,147,067
Chevron Corp.	15,875	2,367,915
ConocoPhillips	10,737	1,246,244
Coterra Energy, Inc.	6,802	173,587
Devon Energy Corp.	5,794	262,468
Diamondback Energy, Inc.	1,618	250,919
ENEOS Holdings, Inc.	32,367	128,642
Eni SpA	26,548	449,814
EOG Resources, Inc.	5,273	637,769
EQT Corp.	3,720	143,815
Equinor ASA	10,274	325,768
Exxon Mobil Corp.	36,222	3,621,476
Galp Energia SGPS SA	5,138	75,666
Hess Corp.	2,500	360,400
Idemitsu Kosan Co. Ltd.	10,565	57,508
Inpex Corp.	10,905	147,295
Kinder Morgan, Inc.	17,487	308,471
Marathon Oil Corp.	5,292	127,855
Marathon Petroleum Corp.	3,433	509,320
Neste OYJ	4,753	169,008
Occidental Petroleum Corp.	5,971	356,528
OMV AG	1,655	72,661
ONEOK, Inc.	5,268	369,919
Phillips 66	3,978	529,631
Pioneer Natural Resources Co.	2,110	474,497
Repsol SA	14,350	213,071
Santos Ltd.	36,485	188,956
Shell plc	74,853	2,453,504
Targa Resources Corp.	2,016	175,130
TotalEnergies SE	25,923	1,762,850
Valero Energy Corp.	3,079	400,270
Williams Cos., Inc. (The)	11,000	383,130
Woodside Energy Group Ltd. (ASE Stock Exchange)	17,361	367,465
Woodside Energy Group Ltd. (London Stock Exchange)	4,212	89,279

		20,615,000

Total Energy		21,981,517

Financials (9.4%)
Banks (3.4%)
ABN AMRO Bank NV (CVA) (m)	5,385	80,789
AIB Group plc	17,773	76,128
ANZ Group Holdings Ltd.	33,769	596,468
Banco Bilbao Vizcaya Argentaria SA	67,016	608,579
Banco BPM SpA	13,711	72,366
Banco Santander SA	183,071	763,842
Bank Hapoalim BM	14,271	128,144
Bank Leumi Le-Israel BM	16,579	133,299
Bank of America Corp.	62,259	2,096,261
Bank of Ireland Group plc	11,745	106,554
Banque Cantonale Vaudoise (Registered)	339	43,733
Barclays plc	170,876	334,944
BNP Paribas SA	11,883	821,070
BOC Hong Kong Holdings Ltd.	40,620	110,283
CaixaBank SA	46,353	190,665
Chiba Bank Ltd. (The)	5,850	42,257
Citigroup, Inc.	17,307	890,272
Citizens Financial Group, Inc.	4,216	139,718
Comerica, Inc.	1,192	66,526
Commerzbank AG	11,552	137,220
Commonwealth Bank of Australia	18,961	1,444,565
Concordia Financial Group Ltd.	10,945	50,036
Credit Agricole SA	12,086	171,476
Danske Bank A/S	7,749	207,016
DBS Group Holdings Ltd.	20,410	516,687
DNB Bank ASA	10,398	221,062
Erste Group Bank AG	3,863	156,637
Fifth Third Bancorp	6,158	212,389
FinecoBank Banca Fineco SpA	6,620	99,281
Hang Seng Bank Ltd.	8,259	96,303
HSBC Holdings plc	220,416	1,785,458
Huntington Bancshares, Inc.	13,094	166,556
ING Groep NV	40,662	607,166
Intesa Sanpaolo SpA	174,582	509,481
Israel Discount Bank Ltd., Class A	13,801	68,995
Japan Post Bank Co. Ltd.	16,176	164,743
JPMorgan Chase & Co.	26,142	4,446,754
KBC Group NV	2,900	187,989
KeyCorp	8,466	121,910
Lloyds Banking Group plc	714,208	434,335

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
M&T Bank Corp.	1,501	$205,757
Mediobanca Banca di Credito Finanziario SpA	6,029	74,577
Mitsubishi UFJ Financial Group, Inc.	129,168	1,109,837
Mizrahi Tefahot Bank Ltd.	1,714	66,277
Mizuho Financial Group, Inc.	27,100	463,679
National Australia Bank Ltd.	35,270	737,867
NatWest Group plc	65,138	182,164
Nordea Bank Abp (Helsinki Stock Exchange)	403	4,994
Nordea Bank Abp (Stockholm Stock Exchange)	35,787	442,527
Oversea-Chinese Banking Corp. Ltd.	38,008	374,392
PNC Financial Services Group, Inc. (The)	3,602	557,770
Regions Financial Corp.	8,410	162,986
Resona Holdings, Inc.	24,039	122,156
Shizuoka Financial Group, Inc.	4,965	42,079
Skandinaviska Enskilda Banken AB, Class A	17,827	245,328
Societe Generale SA	8,375	222,125
Standard Chartered plc	25,923	220,263
Sumitomo Mitsui Financial Group, Inc.	14,374	701,370
Sumitomo Mitsui Trust Holdings, Inc.	7,362	141,288
Svenska Handelsbanken AB, Class A	16,166	175,427
Swedbank AB, Class A	9,538	192,253
Truist Financial Corp.	12,060	445,255
UniCredit SpA	18,169	492,717
United Overseas Bank Ltd.	14,243	307,038
US Bancorp	14,079	609,339
Wells Fargo & Co.	32,840	1,616,385
Westpac Banking Corp.	39,421	615,173
Zions Bancorp NA	1,340	58,786

		29,697,766

Capital Markets (1.9%)
3i Group plc	10,935	337,446
abrdn plc	19,412	44,204
Ameriprise Financial, Inc.	915	347,544
Amundi SA (m)	680	46,242
ASX Ltd.	2,175	93,465
Bank of New York Mellon Corp. (The)	6,954	361,956
BlackRock, Inc.	1,264	1,026,115
Blackstone, Inc.	6,425	841,161
Cboe Global Markets, Inc.	955	170,525
Charles Schwab Corp. (The)	13,457	925,842
CME Group, Inc.	3,255	685,503
Daiwa Securities Group, Inc.	14,969	100,759
Deutsche Bank AG (Registered)	21,774	297,199
Deutsche Boerse AG	2,162	445,127
EQT AB (x)	4,113	116,220
Euronext NV (m)	1,006	87,347
FactSet Research Systems, Inc.	344	164,105
Franklin Resources, Inc.	2,549	75,935
Futu Holdings Ltd. (ADR)*	638	34,854
Goldman Sachs Group, Inc. (The)	2,949	1,137,636
Hargreaves Lansdown plc	3,926	36,731
Hong Kong Exchanges & Clearing Ltd.	13,566	465,606
Intercontinental Exchange, Inc.	5,176	664,754
Invesco Ltd.	4,065	72,520
Japan Exchange Group, Inc.	5,641	119,341
Julius Baer Group Ltd.	2,315	129,781
London Stock Exchange Group plc	4,711	556,892
Macquarie Group Ltd.	4,171	521,937
MarketAxess Holdings, Inc.	343	100,448
Moody’s Corp.	1,423	555,767
Morgan Stanley	11,428	1,065,661
MSCI, Inc.	715	404,440
Nasdaq, Inc.	3,078	178,955
Nomura Holdings, Inc.	33,762	152,695
Northern Trust Corp.	1,872	157,959
Partners Group Holding AG	259	373,541
Raymond James Financial, Inc.	1,699	189,438
S&P Global, Inc.	2,930	1,290,724
SBI Holdings, Inc.	2,695	60,628
Schroders plc	8,233	45,115
Singapore Exchange Ltd.	9,648	71,862
St James’s Place plc	5,635	49,101
State Street Corp.	2,790	216,113
T. Rowe Price Group, Inc.	2,021	217,641
UBS Group AG (Registered)	37,204	1,154,538

		16,191,373

Consumer Finance (0.2%)
American Express Co.	5,206	975,292
Capital One Financial Corp.	3,444	451,577
Discover Financial Services	2,261	254,137
Synchrony Financial	3,742	142,907

		1,823,913

Financial Services (2.0%)
Adyen NV (m)*	249	320,679
Berkshire Hathaway, Inc., Class B*	16,453	5,868,127
Edenred SE	2,804	167,589
Eurazeo SE	502	39,818
EXOR NV	1,059	105,802
Fidelity National Information Services, Inc.	5,358	321,855
Fiserv, Inc.*	5,427	720,923
FleetCor Technologies, Inc.*	653	184,544
Global Payments, Inc.	2,355	299,085
Groupe Bruxelles Lambert NV	996	78,309
Industrivarden AB, Class A	1,473	48,034
Industrivarden AB, Class C	1,594	51,885
Investor AB, Class B	19,445	450,167
Jack Henry & Associates, Inc.	659	107,687
L E Lundbergforetagen AB, Class B	854	46,417
M&G plc	23,671	67,103
Mastercard, Inc., Class A	7,488	3,193,707
Mitsubishi HC Capital, Inc.	8,796	59,064
Nexi SpA (m)*	6,680	54,615
ORIX Corp.	13,179	248,251
PayPal Holdings, Inc.*	9,749	598,686
Sofina SA	188	46,780
Visa, Inc., Class A	14,414	3,752,685
Washington H Soul Pattinson & Co. Ltd.	2,625	58,619
Wise plc, Class A*	6,593	73,449
Worldline SA (m)*	2,460	42,555

		17,006,435

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Insurance (1.9%)
Admiral Group plc	2,945	$100,753
Aegon Ltd.	17,674	102,395
Aflac, Inc.	4,809	396,742
Ageas SA/NV	1,795	77,896
AIA Group Ltd.	129,741	1,130,675
Allianz SE (Registered)	4,563	1,218,781
Allstate Corp. (The)	2,366	331,193
American International Group, Inc.	6,348	430,077
Aon plc, Class A	1,810	526,746
Arch Capital Group Ltd.*	3,374	250,587
Arthur J Gallagher & Co.	1,952	438,966
ASR Nederland NV	1,776	83,718
Assicurazioni Generali SpA	11,386	240,142
Assurant, Inc.	476	80,201
Aviva plc	30,762	170,449
AXA SA	20,407	664,360
Baloise Holding AG (Registered)	550	86,190
Brown & Brown, Inc.	2,136	151,891
Chubb Ltd.	3,689	833,714
Cincinnati Financial Corp.	1,409	145,775
Dai-ichi Life Holdings, Inc.	10,565	224,188
Everest Group Ltd.	392	138,603
Gjensidige Forsikring ASA	2,207	40,730
Globe Life, Inc.	774	94,211
Hannover Rueck SE	699	166,910
Hartford Financial Services Group, Inc. (The)	2,720	218,634
Helvetia Holding AG (Registered)	417	57,464
Insurance Australia Group Ltd.	27,330	105,412
Japan Post Holdings Co. Ltd.	23,490	209,827
Japan Post Insurance Co. Ltd.	2,205	39,158
Legal & General Group plc	67,155	214,939
Loews Corp.	1,655	115,171
Marsh & McLennan Cos., Inc.	4,459	844,847
Medibank Pvt Ltd.	30,378	73,696
MetLife, Inc.	5,622	371,783
MS&AD Insurance Group Holdings, Inc.	4,817	189,469
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,546	640,186
NN Group NV	3,063	120,885
Phoenix Group Holdings plc	8,496	57,959
Poste Italiane SpA (m)	5,765	65,393
Principal Financial Group, Inc.	1,983	156,003
Progressive Corp. (The)	5,290	842,591
Prudential Financial, Inc.	3,264	338,509
Prudential plc	30,930	349,778
QBE Insurance Group Ltd.	16,762	169,167
Sampo OYJ, Class A	5,167	225,940
Sompo Holdings, Inc.	3,320	162,374
Suncorp Group Ltd.	14,228	134,285
Swiss Life Holding AG (Registered)	340	236,086
Swiss Re AG	3,432	385,863
T&D Holdings, Inc.	5,725	90,971
Talanx AG	745	53,171
Tokio Marine Holdings, Inc.	20,449	511,805
Travelers Cos., Inc. (The)	2,065	393,362
Tryg A/S (x)	3,923	85,342
W R Berkley Corp.	1,842	130,266
Willis Towers Watson plc	934	225,281
Zurich Insurance Group AG	1,656	865,558

		16,807,068

Total Financials		81,526,555

Health Care (8.0%)
Biotechnology (1.0%)
AbbVie, Inc.	15,965	2,474,096
Amgen, Inc.	4,839	1,393,729
Argenx SE (Brussels Stock Exchange)*	629	238,521
Argenx SE (Vienna Stock Exchange)*	40	15,217
Biogen, Inc.*	1,310	338,989
CSL Ltd.	5,465	1,067,520
Genmab A/S*	759	242,221
Gilead Sciences, Inc.	11,268	912,820
Grifols SA*	3,292	56,166
Incyte Corp.*	1,682	105,613
Moderna, Inc.*	3,000	298,350
Regeneron Pharmaceuticals, Inc.*	969	851,063
Swedish Orphan Biovitrum AB*	2,171	57,471
Vertex Pharmaceuticals, Inc.*	2,330	948,054

		8,999,830

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	15,692	1,727,218
Alcon, Inc.	5,682	443,453
Align Technology, Inc.*	644	176,456
Asahi Intecc Co. Ltd.	2,354	47,890
Baxter International, Inc.	4,588	177,372
Becton Dickinson & Co.	2,623	639,566
BioMerieux	508	56,417
Boston Scientific Corp.*	13,241	765,462
Carl Zeiss Meditec AG	484	52,811
Cochlear Ltd.	767	156,107
Coloplast A/S, Class B	1,578	180,404
Cooper Cos., Inc. (The)	448	169,541
Demant A/S*	1,197	52,470
Dentsply Sirona, Inc.	1,916	68,190
Dexcom, Inc.*	3,494	433,570
DiaSorin SpA	266	27,380
Edwards Lifesciences Corp.*	5,484	418,155
EssilorLuxottica SA	3,339	669,394
Fisher & Paykel Healthcare Corp. Ltd.	6,625	98,837
GE HealthCare Technologies, Inc.	3,540	273,713
Getinge AB, Class B	2,669	59,355
Hologic, Inc.*	2,215	158,262
Hoya Corp.	4,023	502,875
IDEXX Laboratories, Inc.*	751	416,843
Insulet Corp.*	631	136,914
Intuitive Surgical, Inc.*	3,184	1,074,154
Koninklijke Philips NV*	8,929	207,838
Medtronic plc	12,032	991,196
Olympus Corp.	13,606	196,901
ResMed, Inc.	1,330	228,787
Siemens Healthineers AG (m)	3,257	189,127
Smith & Nephew plc	9,614	132,165
Sonova Holding AG (Registered)	584	190,535
STERIS plc	893	196,326
Straumann Holding AG (Registered)	1,291	208,144
Stryker Corp.	3,057	915,449
Sysmex Corp.	1,885	105,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Teleflex, Inc.	425	$105,970
Terumo Corp.	7,560	247,818
Zimmer Biomet Holdings, Inc.	1,890	230,013

		13,128,130

Health Care Providers & Services (1.3%)
Amplifon SpA	1,350	46,707
Cardinal Health, Inc.	2,229	224,683
Cencora, Inc.	1,507	309,508
Centene Corp.*	4,831	358,509
Cigna Group (The)	2,646	792,345
CVS Health Corp.	11,614	917,041
DaVita, Inc.*	487	51,018
EBOS Group Ltd.	1,625	36,467
Elevance Health, Inc.	2,125	1,002,065
Fresenius Medical Care AG	2,297	96,258
Fresenius SE & Co. KGaA	4,746	147,068
HCA Healthcare, Inc.	1,791	484,788
Henry Schein, Inc.*	1,181	89,414
Humana, Inc.	1,113	509,543
Laboratory Corp. of America Holdings	768	174,559
McKesson Corp.	1,203	556,965
Molina Healthcare, Inc.*	527	190,410
NMC Health plc (r)*	907	—
Quest Diagnostics, Inc.	1,017	140,224
Ramsay Health Care Ltd.	2,060	73,853
Sonic Healthcare Ltd.	5,189	113,436
UnitedHealth Group, Inc.	8,364	4,403,395
Universal Health Services, Inc., Class B	552	84,147

		10,802,403

Health Care Technology (0.0%)†
M3, Inc.	4,947	81,854

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	2,646	367,873
Bachem Holding AG	431	33,310
Bio-Rad Laboratories, Inc., Class A*	189	61,026
Bio-Techne Corp.	1,430	110,339
Charles River Laboratories International, Inc.*	464	109,690
Danaher Corp.	5,947	1,375,779
Eurofins Scientific SE	1,511	98,383
Illumina, Inc.*	1,436	199,949
IQVIA Holdings, Inc.*	1,656	383,165
Lonza Group AG (Registered)	850	357,464
Mettler-Toledo International, Inc.*	196	237,740
QIAGEN NV*	2,562	111,436
Revvity, Inc.	1,116	121,990
Sartorius AG (Preference) (q)(x)	311	114,397
Sartorius Stedim Biotech	334	88,308
Thermo Fisher Scientific, Inc.	3,494	1,854,580
Waters Corp.*	535	176,138
West Pharmaceutical Services, Inc.	669	235,568

		6,037,135

Pharmaceuticals (3.5%)
Astellas Pharma, Inc.	20,330	243,095
AstraZeneca plc	17,533	2,368,934
Bayer AG (Registered)	11,187	415,327
Bristol-Myers Squibb Co.	18,400	944,104
Catalent, Inc.*	1,630	73,236
Chugai Pharmaceutical Co. Ltd.	7,545	285,854
Daiichi Sankyo Co. Ltd.	20,968	575,802
Eisai Co. Ltd.	2,832	141,640
Eli Lilly and Co.	7,211	4,203,436
GSK plc	46,322	856,261
Hikma Pharmaceuticals plc	1,915	43,669
Ipsen SA	422	50,267
Johnson & Johnson	21,768	3,411,916
Kyowa Kirin Co. Ltd.	2,880	48,409
Merck & Co., Inc.	22,914	2,498,084
Merck KGaA	1,481	235,596
Novartis AG (Registered)	23,186	2,339,689
Novo Nordisk A/S, Class B	36,915	3,816,305
Ono Pharmaceutical Co. Ltd.	4,278	76,337
Orion OYJ, Class B	1,285	55,707
Otsuka Holdings Co. Ltd.	4,733	177,538
Pfizer, Inc.	51,058	1,469,960
Recordati Industria Chimica e Farmaceutica SpA	1,165	62,800
Roche Holding AG	7,948	2,310,548
Roche Holding AG CHF 1	378	117,483
Sandoz Group AG*	4,606	148,194
Sanofi SA	12,876	1,275,890
Shionogi & Co. Ltd.	2,936	141,553
Takeda Pharmaceutical Co. Ltd.	17,953	516,181
Teva Pharmaceutical Industries Ltd. (ADR)*	12,586	131,398
UCB SA	1,421	123,771
Viatris, Inc.	10,848	117,484
Zoetis, Inc.	4,152	819,480

		30,095,948

Total Health Care		69,145,300

Industrials (7.2%)
Aerospace & Defense (1.1%)
Airbus SE	6,706	1,034,804
Axon Enterprise, Inc.*	637	164,556
BAE Systems plc	34,245	484,738
Boeing Co. (The)*	5,142	1,340,314
Dassault Aviation SA	245	48,468
Elbit Systems Ltd.	317	67,243
General Dynamics Corp.	2,048	531,804
Howmet Aerospace, Inc.	3,537	191,422
Huntington Ingalls Industries, Inc.	359	93,211
Kongsberg Gruppen ASA	966	44,250
L3Harris Technologies, Inc.	1,714	361,003
Leonardo SpA	4,578	75,480
Lockheed Martin Corp.	1,997	905,120
Melrose Industries plc	15,158	109,628
MTU Aero Engines AG	630	135,794
Northrop Grumman Corp.	1,282	600,156
Rheinmetall AG	507	160,635
Rolls-Royce Holdings plc*	94,554	361,208
RTX Corp.	13,003	1,094,072
Saab AB, Class B	941	56,687
Safran SA	3,869	681,083
Singapore Technologies Engineering Ltd.	17,170	50,609
Textron, Inc.	1,772	142,504
Thales SA	1,214	179,519
TransDigm Group, Inc.	500	505,800

		9,420,108

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,055	$91,141
Deutsche Post AG	11,244	556,777
DSV A/S	2,125	373,064
Expeditors International of Washington, Inc.	1,315	167,268
FedEx Corp.	2,092	529,213
Nippon Express Holdings, Inc.	852	48,425
SG Holdings Co. Ltd.	3,405	48,878
United Parcel Service, Inc., Class B	6,540	1,028,284
Yamato Holdings Co. Ltd.	2,914	53,847

		2,896,897

Building Products (0.4%)
A.O. Smith Corp.	1,111	91,591
AGC, Inc.	2,275	84,482
Allegion plc	794	100,592
Assa Abloy AB, Class B	11,260	324,089
Builders FirstSource, Inc.*	1,116	186,305
Carrier Global Corp.	7,587	435,873
Cie de Saint-Gobain SA	5,197	382,444
Daikin Industries Ltd.	2,998	488,717
Geberit AG (Registered)	386	247,374
Johnson Controls International plc	6,152	354,601
Kingspan Group plc	1,804	156,136
Masco Corp.	2,030	135,969
Nibe Industrier AB, Class B	16,654	116,904
ROCKWOOL A/S, Class B	117	34,237
TOTO Ltd.	1,545	40,685
Trane Technologies plc	2,065	503,653
Xinyi Glass Holdings Ltd.	16,600	18,623

		3,702,275

Commercial Services & Supplies (0.3%)
Brambles Ltd.	15,470	143,372
Cintas Corp.	783	471,883
Copart, Inc.*	7,901	387,149
Dai Nippon Printing Co. Ltd.	2,264	67,005
Rentokil Initial plc	28,310	159,064
Republic Services, Inc.	1,849	304,918
Rollins, Inc.	2,539	110,878
Secom Co. Ltd.	2,430	175,012
Securitas AB, Class B	5,428	53,053
TOPPAN Holdings, Inc.	2,877	80,291
Veralto Corp.	1,982	163,039
Waste Management, Inc.	3,314	593,537

		2,709,201

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	2,335	103,521
Bouygues SA	2,245	84,562
Eiffage SA	826	88,469
Ferrovial SE	5,875	214,158
Kajima Corp.	4,625	77,297
Obayashi Corp.	7,166	62,004
Quanta Services, Inc.	1,314	283,561
Shimizu Corp.	5,343	35,491
Skanska AB, Class B	3,690	66,713
Taisei Corp.	1,909	65,285
Vinci SA	5,743	720,856

		1,801,917

Electrical Equipment (0.7%)
ABB Ltd. (Registered)	18,102	802,812
AMETEK, Inc.	2,087	344,125
Eaton Corp. plc	3,611	869,601
Emerson Electric Co.	5,155	501,736
Fuji Electric Co. Ltd.	1,402	60,346
Generac Holdings, Inc.*	556	71,857
Hubbell, Inc., Class B	485	159,531
Legrand SA	2,998	311,437
Mitsubishi Electric Corp.	21,710	307,789
Nidec Corp.	4,689	189,389
Prysmian SpA	2,951	134,122
Rockwell Automation, Inc.	1,037	321,968
Schneider Electric SE	6,156	1,235,362
Siemens Energy AG*	5,877	77,855
Vestas Wind Systems A/S*	11,345	360,039

		5,747,969

Ground Transportation (0.6%)
Aurizon Holdings Ltd.	20,314	52,603
Central Japan Railway Co.	8,100	205,889
CSX Corp.	17,870	619,553
East Japan Railway Co.	3,490	201,207
Grab Holdings Ltd., Class A*	20,169	67,970
Hankyu Hanshin Holdings, Inc.	2,525	80,388
JB Hunt Transport Services, Inc.	737	147,208
Keisei Electric Railway Co. Ltd.	1,435	67,822
Kintetsu Group Holdings Co. Ltd.	2,009	63,718
MTR Corp. Ltd.	16,624	64,508
Norfolk Southern Corp.	2,045	483,397
Odakyu Electric Railway Co. Ltd.	3,367	51,365
Old Dominion Freight Line, Inc.	809	327,912
Tobu Railway Co. Ltd.	2,074	55,733
Tokyu Corp.	5,568	67,961
Uber Technologies, Inc.*	18,608	1,145,695
Union Pacific Corp.	5,512	1,353,857
West Japan Railway Co.	2,467	102,897

		5,159,683

Industrial Conglomerates (0.7%)
3M Co.	4,994	545,944
CK Hutchison Holdings Ltd.	30,035	160,974
DCC plc	1,153	84,917
General Electric Co.	9,842	1,256,134
Hikari Tsushin, Inc.	246	40,791
Hitachi Ltd.	10,541	760,298
Honeywell International, Inc.	5,961	1,250,081
Investment AB Latour, Class B	1,634	42,494
Jardine Cycle & Carriage Ltd.	1,135	25,594
Jardine Matheson Holdings Ltd. (London Stock Exchange)	1,300	55,250
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	612	25,220
Keppel Corp. Ltd.	15,985	85,633
Lifco AB, Class B	2,518	61,714
Siemens AG (Registered)	8,597	1,612,653
Smiths Group plc	3,906	87,801

		6,095,498

Machinery (1.4%)
Alfa Laval AB	3,251	130,026
Alstom SA	3,009	40,459

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Atlas Copco AB, Class A	30,175	$519,219
Atlas Copco AB, Class B	17,535	259,738
Caterpillar, Inc.	4,613	1,363,926
Cummins, Inc.	1,282	307,129
Daifuku Co. Ltd.	3,291	66,579
Daimler Truck Holding AG	6,051	227,254
Deere & Co.	2,422	968,485
Dover Corp.	1,265	194,570
Epiroc AB, Class A	7,403	148,412
Epiroc AB, Class B	4,245	74,243
FANUC Corp.	10,705	314,849
Fortive Corp.	3,178	233,996
GEA Group AG	1,816	75,560
Hitachi Construction Machinery Co. Ltd.	1,163	30,741
Hoshizaki Corp.	1,189	43,521
Husqvarna AB, Class B	3,955	32,539
IDEX Corp.	684	148,503
Illinois Tool Works, Inc.	2,476	648,563
Indutrade AB	2,995	77,740
Ingersoll Rand, Inc.	3,660	283,064
Knorr-Bremse AG	876	56,863
Komatsu Ltd.	10,389	271,735
Kone OYJ, Class B	3,819	190,394
Kubota Corp.	11,373	171,200
Makita Corp.	2,476	68,310
Metso OYJ	7,090	71,774
Minebea Mitsumi, Inc.	3,969	81,590
MISUMI Group, Inc.	3,011	51,027
Mitsubishi Heavy Industries Ltd.	3,689	215,610
Nordson Corp.	488	128,910
Otis Worldwide Corp.	3,701	331,128
PACCAR, Inc.*	4,730	461,885
Parker-Hannifin Corp.	1,162	535,333
Pentair plc	1,495	108,701
Rational AG	58	44,788
Sandvik AB	11,978	259,011
Schindler Holding AG	481	120,271
Schindler Holding AG (Registered)	288	68,315
Seatrium Ltd.*	481,174	43,022
SKF AB, Class B	3,691	73,666
SMC Corp.	654	351,397
Snap-on, Inc.	477	137,777
Spirax-Sarco Engineering plc	873	116,896
Stanley Black & Decker, Inc.	1,386	135,967
Techtronic Industries Co. Ltd.	15,452	184,134
Toyota Industries Corp.	1,709	139,387
VAT Group AG (m)	316	158,366
Volvo AB, Class A	2,202	58,292
Volvo AB, Class B	17,171	445,531
Wartsila OYJ Abp	5,224	75,692
Westinghouse Air Brake Technologies Corp.	1,620	205,578
Xylem, Inc.	2,180	249,305
Yaskawa Electric Corp.	2,697	112,662

		11,913,633

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A	37	65,642
AP Moller - Maersk A/S, Class B	55	98,879
Kawasaki Kisen Kaisha Ltd.	1,621	69,553
Kuehne + Nagel International AG (Registered)	629	216,734
Mitsui OSK Lines Ltd.	3,841	123,048
Nippon Yusen KK	5,445	168,795
SITC International Holdings Co. Ltd.	14,800	25,550

		768,201

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	5,910	81,203
ANA Holdings, Inc.*	1,732	37,588
Delta Air Lines, Inc.	5,819	234,098
Deutsche Lufthansa AG (Registered)*	6,596	58,603
Japan Airlines Co. Ltd.	1,685	33,162
Qantas Airways Ltd.*	8,911	32,609
Singapore Airlines Ltd.	16,466	81,847
Southwest Airlines Co.	5,390	155,663
United Airlines Holdings, Inc.*	2,966	122,377

		837,150

Professional Services (0.7%)
Adecco Group AG (Registered)	1,798	88,227
Automatic Data Processing, Inc.	3,719	866,415
BayCurrent Consulting, Inc.	1,529	53,689
Broadridge Financial Solutions, Inc.	1,064	218,918
Bureau Veritas SA	3,247	81,978
Ceridian HCM Holding, Inc.*	1,410	94,639
Computershare Ltd.	6,103	101,435
Equifax, Inc.	1,114	275,481
Experian plc	10,472	427,407
Intertek Group plc	1,813	98,123
Jacobs Solutions, Inc.	1,139	147,842
Leidos Holdings, Inc.	1,243	134,542
Paychex, Inc.	2,907	346,253
Paycom Software, Inc.	444	91,784
Randstad NV	1,298	81,276
Recruit Holdings Co. Ltd.	16,331	690,651
RELX plc (London Stock Exchange)	12,920	512,170
RELX plc (Turquoise Stock Exchange)	8,483	335,447
Robert Half, Inc.	958	84,227
SGS SA (Registered)	1,743	150,333
Teleperformance SE	701	102,189
Verisk Analytics, Inc.	1,311	313,146
Wolters Kluwer NV	2,812	399,524

		5,695,696

Trading Companies & Distributors (0.5%)
AerCap Holdings NV*	2,265	168,335
Ashtead Group plc	5,007	348,594
Beijer Ref AB, Class B (x)	4,052	54,195
Brenntag SE	1,573	144,513
Bunzl plc	3,797	154,391
Fastenal Co.	5,167	334,667
IMCD NV	675	117,401
ITOCHU Corp. (x)	13,480	551,342
Marubeni Corp.	16,218	256,325
Mitsubishi Corp.	39,078	624,555
Mitsui & Co. Ltd.	14,616	549,188
MonotaRO Co. Ltd.	2,766	30,200
Reece Ltd.	2,544	38,816
Sumitomo Corp.	11,748	256,290
Toyota Tsusho Corp.	2,387	140,647

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
United Rentals, Inc.	613	$351,506
WW Grainger, Inc.	399	330,647

		4,451,612

Transportation Infrastructure (0.1%)
Aena SME SA (m)	873	158,151
Aeroports de Paris SA	404	52,271
Auckland International Airport Ltd.	14,994	83,410
Getlink SE	3,883	71,008
Transurban Group	34,607	323,322

		688,162

Total Industrials		61,888,002

Information Technology (13.9%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	2,279	536,727
Cisco Systems, Inc.	36,628	1,850,447
F5, Inc.*	540	96,649
Juniper Networks, Inc.	2,883	84,991
Motorola Solutions, Inc.	1,501	469,948
Nokia OYJ	60,110	202,526
Telefonaktiebolaget LM Ericsson, Class B	32,896	205,835

		3,447,123

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	5,398	535,104
Azbil Corp.	1,362	45,072
CDW Corp.	1,211	275,284
Corning, Inc.	6,943	211,414
Halma plc	4,265	124,167
Hamamatsu Photonics KK	1,663	68,407
Hexagon AB, Class B	23,324	279,697
Hirose Electric Co. Ltd.	363	41,101
Ibiden Co. Ltd.	1,266	70,169
Jabil, Inc.	1,157	147,402
Keyence Corp.	2,201	969,689
Keysight Technologies, Inc.*	1,606	255,498
Kyocera Corp.	14,796	215,959
Murata Manufacturing Co. Ltd.	19,360	410,954
Omron Corp.	2,061	96,224
Shimadzu Corp.	2,752	76,939
TDK Corp.	4,368	208,084
TE Connectivity Ltd.	2,810	394,805
Teledyne Technologies, Inc.*	427	190,566
Trimble, Inc.*	2,250	119,700
Yokogawa Electric Corp.	2,510	47,868
Zebra Technologies Corp., Class A*	464	126,825

		4,910,928

IT Services (0.7%)
Accenture plc, Class A	5,675	1,991,414
Akamai Technologies, Inc.*	1,364	161,429
Bechtle AG	909	45,548
Capgemini SE	1,768	368,399
Cognizant Technology Solutions Corp., Class A	4,534	342,453
EPAM Systems, Inc.*	522	155,212
Fujitsu Ltd.	2,013	303,735
Gartner, Inc.*	705	318,033
International Business Machines Corp.	8,257	1,350,432
NEC Corp.	2,759	163,388
Nomura Research Institute Ltd.	4,335	126,084
NTT Data Group Corp.	6,883	97,582
Obic Co. Ltd.	818	140,945
Otsuka Corp.	1,280	52,771
SCSK Corp.	1,724	34,187
TIS, Inc.	2,402	52,929
VeriSign, Inc.*	803	165,386
Wix.com Ltd.*	658	80,947

		5,950,874

Semiconductors & Semiconductor Equipment (4.2%)
Advanced Micro Devices, Inc.*	14,610	2,153,660
Advantest Corp.	8,607	292,821
Analog Devices, Inc.	4,506	894,711
Applied Materials, Inc.	7,564	1,225,897
ASM International NV	538	279,115
ASML Holding NV	4,561	3,432,439
BE Semiconductor Industries NV	903	136,023
Broadcom, Inc.	3,969	4,430,396
Disco Corp.	1,059	262,722
Enphase Energy, Inc.*	1,235	163,193
First Solar, Inc.*	966	166,422
Infineon Technologies AG	14,804	617,761
Intel Corp.	38,124	1,915,731
KLA Corp.	1,229	714,418
Lam Research Corp.	1,192	933,646
Lasertec Corp.	872	229,874
Microchip Technology, Inc.	4,892	441,161
Micron Technology, Inc.	9,929	847,341
Monolithic Power Systems, Inc.	433	273,128
NVIDIA Corp.	22,335	11,060,739
NXP Semiconductors NV	2,331	535,384
ON Semiconductor Corp.*	3,895	325,349
Qorvo, Inc.*	880	99,097
QUALCOMM, Inc.	10,064	1,455,556
Renesas Electronics Corp.*	16,615	300,366
Rohm Co. Ltd.	3,667	70,284
Skyworks Solutions, Inc.	1,441	161,997
STMicroelectronics NV	7,787	388,947
SUMCO Corp.	3,992	59,866
Teradyne, Inc.	1,382	149,975
Texas Instruments, Inc.	8,213	1,399,988
Tokyo Electron Ltd.	5,335	955,570

		36,373,577

Software (4.9%)
Adobe, Inc.*	4,117	2,456,202
ANSYS, Inc.*	785	284,861
Autodesk, Inc.*	1,933	470,647
Cadence Design Systems, Inc.*	2,460	670,030
Check Point Software Technologies Ltd.*	1,087	166,083
CyberArk Software Ltd.*	496	108,649
Dassault Systemes SE	7,634	372,793
Fair Isaac Corp.*	223	259,574
Fortinet, Inc.*	5,763	337,308
Gen Digital, Inc.	5,098	116,336
Intuit, Inc.	2,534	1,583,826
Microsoft Corp.	67,208	25,272,896
Monday.com Ltd.*	301	56,531
Nemetschek SE	649	56,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Nice Ltd.*	737	$148,416
Oracle Corp.	471	36,310
Oracle Corp. (Moscow Stock Exchange)	14,367	1,514,713
Palo Alto Networks, Inc.*	2,811	828,908
PTC, Inc.*	1,075	188,082
Roper Technologies, Inc.	966	526,634
Sage Group plc (The)	11,516	172,110
Salesforce, Inc.*	8,798	2,315,106
SAP SE	11,812	1,818,799
ServiceNow, Inc.*	1,854	1,309,833
Synopsys, Inc.*	1,375	708,001
Temenos AG (Registered)	714	66,404
Trend Micro, Inc.*	1,561	83,563
Tyler Technologies, Inc.*	380	158,886
WiseTech Global Ltd.	1,951	100,205
Xero Ltd.*	1,616	123,667

		42,311,601

Technology Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	132,199	25,452,273
Brother Industries Ltd.	2,604	41,562
Canon, Inc.	11,238	288,522
FUJIFILM Holdings Corp.	4,280	257,195
Hewlett Packard Enterprise Co.	11,600	196,968
HP, Inc.	7,864	236,628
Logitech International SA (Registered)	1,907	180,848
NetApp, Inc.	1,888	166,446
Ricoh Co. Ltd.	5,838	44,841
Seagate Technology Holdings plc	1,759	150,166
Seiko Epson Corp.	3,076	46,042
Western Digital Corp.*	2,932	153,549

		27,215,040

Total Information Technology		120,209,143

Materials (2.7%)
Chemicals (1.4%)
Air Liquide SA	5,925	1,151,984
Air Products and Chemicals, Inc.	2,009	550,064
Akzo Nobel NV	1,983	163,791
Albemarle Corp.	1,061	153,293
Arkema SA	713	81,073
Asahi Kasei Corp.	13,820	101,837
BASF SE	10,149	546,531
Celanese Corp.	906	140,765
CF Industries Holdings, Inc.	1,728	137,376
Chr Hansen Holding A/S	1,185	99,360
Clariant AG (Registered)	2,381	35,161
Corteva, Inc.	6,373	305,394
Covestro AG (m)*	2,171	126,257
Croda International plc	1,646	105,953
Dow, Inc.	6,342	347,795
DSM-Firmenich AG	2,143	217,650
DuPont de Nemours, Inc.	3,889	299,181
Eastman Chemical Co.	1,072	96,287
Ecolab, Inc.	2,288	453,825
EMS-Chemie Holding AG (Registered)	84	68,015
Evonik Industries AG	2,636	53,835
FMC Corp.	1,128	71,120
Givaudan SA (Registered)	106	439,099
ICL Group Ltd.	8,062	40,771
International Flavors & Fragrances, Inc.	2,308	186,879
JSR Corp.	2,036	58,048
Linde plc	4,385	1,800,963
LyondellBasell Industries NV, Class A	2,317	220,300
Mitsubishi Chemical Group Corp.	14,178	86,878
Mitsui Chemicals, Inc.	2,006	59,497
Mosaic Co. (The)	2,955	105,582
Nippon Paint Holdings Co. Ltd.	10,392	84,020
Nippon Sanso Holdings Corp.	1,949	52,194
Nissan Chemical Corp.	1,422	55,529
Nitto Denko Corp.	1,670	124,954
Novozymes A/S, Class B	2,298	126,288
OCI NV	1,186	34,356
Orica Ltd.	5,113	55,539
PPG Industries, Inc.	2,132	318,841
Sherwin-Williams Co. (The)	2,129	664,035
Shin-Etsu Chemical Co. Ltd.	20,609	864,847
Sika AG (Registered)	1,725	561,361
Sumitomo Chemical Co. Ltd.	14,570	35,547
Syensqo SA*	877	91,259
Symrise AG, Class A	1,537	169,066
Toray Industries, Inc.	15,274	79,414
Tosoh Corp.	2,870	36,659
Umicore SA	2,287	62,866
Wacker Chemie AG	215	27,129
Yara International ASA	1,925	68,437

		11,816,905

Construction Materials (0.2%)
CRH plc	8,004	551,944
Heidelberg Materials AG	1,627	145,379
Holcim AG	5,926	465,174
James Hardie Industries plc (CHDI)*	4,945	190,358
Martin Marietta Materials, Inc.	559	278,891
Vulcan Materials Co.	1,202	272,866

		1,904,612

Containers & Packaging (0.1%)
Amcor plc	13,070	125,995
Avery Dennison Corp.	728	147,172
Ball Corp.	2,851	163,990
International Paper Co.	3,129	113,113
Packaging Corp. of America	810	131,957
SIG Group AG	3,396	78,132
Smurfit Kappa Group plc (x)	2,902	114,947
Westrock Co.	2,319	96,285

		971,591

Metals & Mining (0.9%)
Anglo American plc	14,454	363,059
Antofagasta plc	4,324	92,567
ArcelorMittal SA	5,748	162,921
BHP Group Ltd. (ASE Stock Exchange)	34,028	1,168,926
BHP Group Ltd. (London Stock Exchange)	23,309	799,073
BlueScope Steel Ltd.	4,821	76,875
Boliden AB	3,073	95,821
Endeavour Mining plc	2,182	48,867
Fortescue Ltd.	19,024	376,213
Freeport-McMoRan, Inc.	12,967	552,005
Glencore plc	118,322	712,017

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
IGO Ltd.	7,091	$43,731
JFE Holdings, Inc.	6,510	100,997
Mineral Resources Ltd.	1,967	93,829
Newmont Corp.	10,422	431,367
Nippon Steel Corp.	9,609	220,121
Norsk Hydro ASA	14,640	98,562
Northern Star Resources Ltd.	12,458	115,882
Nucor Corp.	2,223	386,891
Pilbara Minerals Ltd. (x)	32,340	87,051
Rio Tinto Ltd.	4,232	391,229
Rio Tinto plc	12,737	948,461
South32 Ltd.	51,063	115,874
Steel Dynamics, Inc.	1,375	162,388
Sumitomo Metal Mining Co. Ltd.	2,777	83,625
voestalpine AG	1,245	39,253

		7,767,605

Paper & Forest Products (0.1%)
Holmen AB, Class B	862	36,382
Mondi plc	5,311	104,084
Oji Holdings Corp.	9,064	34,906
Stora Enso OYJ, Class R	6,410	88,631
Svenska Cellulosa AB SCA, Class B	6,689	100,208
UPM-Kymmene OYJ	5,996	225,453

		589,664

Total Materials		23,050,377

Real Estate (1.6%)
Diversified REITs (0.1%)
Covivio SA (REIT)	574	30,847
Daiwa House REIT Investment Corp. (REIT)	28	49,983
GPT Group (The) (REIT)	21,140	66,843
KDX Realty Investment Corp. (REIT)	48	54,740
Land Securities Group plc (REIT)	7,773	69,831
Mirvac Group (REIT)	42,653	60,748
Nomura Real Estate Master Fund, Inc. (REIT)	48	56,170
Stockland (REIT)	26,133	79,247

		468,409

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	4,947	97,950
Ventas, Inc. (REIT)	3,639	181,368
Welltower, Inc. (REIT)	5,005	451,301

		730,619

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	6,379	124,199

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	41,418	95,091
GLP J-REIT (REIT)	53	52,812
Goodman Group (REIT)	19,371	333,969
Mapletree Logistics Trust (REIT)	39,253	51,753
Nippon Prologis REIT, Inc. (REIT)	28	53,895
Prologis, Inc. (REIT)	8,355	1,113,722
Segro plc (REIT)	13,070	147,671
Warehouses De Pauw CVA (REIT)	1,827	57,482

		1,906,395

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,414	179,253
Boston Properties, Inc. (REIT)	1,306	91,642
Dexus (REIT)	11,870	62,122
Gecina SA (REIT)	552	67,093
Japan Real Estate Investment Corp. (REIT)	15	62,127
Nippon Building Fund, Inc. (REIT)	18	78,000

		540,237

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	535	34,607
CapitaLand Investment Ltd.	29,042	69,538
CBRE Group, Inc., Class A*	2,756	256,556
City Developments Ltd.	4,706	23,713
CK Asset Holdings Ltd.	22,090	110,896
CoStar Group, Inc.*	3,693	322,731
Daito Trust Construction Co. Ltd.	697	80,822
Daiwa House Industry Co. Ltd.	6,666	201,966
ESR Group Ltd. (m)	22,200	30,705
Fastighets AB Balder, Class B*	6,966	49,396
Hang Lung Properties Ltd.	19,069	26,570
Henderson Land Development Co. Ltd.	15,985	49,233
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	6,900	22,908
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	5,043	17,550
Hulic Co. Ltd.	4,186	43,834
LEG Immobilien SE*	833	72,942
Mitsubishi Estate Co. Ltd.	12,632	174,071
Mitsui Fudosan Co. Ltd.	9,996	245,150
New World Development Co. Ltd.	14,193	22,030
Nomura Real Estate Holdings, Inc.	1,336	35,143
Sagax AB, Class B	2,317	63,725
Sino Land Co. Ltd.	38,300	41,643
Sumitomo Realty & Development Co. Ltd.	3,156	93,874
Sun Hung Kai Properties Ltd.	16,264	175,897
Swire Pacific Ltd., Class A	4,757	40,269
Swire Properties Ltd.	12,896	26,094
Swiss Prime Site AG (Registered)	862	92,088
UOL Group Ltd.	5,226	24,868
Vonovia SE	8,237	259,521
Wharf Holdings Ltd. (The)	12,000	38,650
Wharf Real Estate Investment Co. Ltd.	18,012	60,897

		2,807,887

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	1,284	240,391
Camden Property Trust (REIT)	965	95,815
Equity Residential (REIT)	3,125	191,125
Essex Property Trust, Inc. (REIT)	580	143,805
Invitation Homes, Inc. (REIT)	5,202	177,440
Mid-America Apartment Communities, Inc. (REIT)	1,055	141,855
UDR, Inc. (REIT)	2,736	104,762

		1,095,193

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	59,100	92,249
Federal Realty Investment Trust (REIT)	664	68,425
Japan Metropolitan Fund Invest (REIT)	85	61,429

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Kimco Realty Corp. (REIT)	5,605	$119,443
Klepierre SA (REIT)	2,417	65,853
Link REIT (REIT)	28,161	158,143
Mapletree Pan Asia Commercial Trust (REIT)	23,800	28,313
Realty Income Corp. (REIT)	6,546	375,871
Regency Centers Corp. (REIT)	1,485	99,495
Scentre Group (REIT)	56,800	115,732
Simon Property Group, Inc. (REIT)	2,950	420,788
Unibail-Rodamco-Westfield (REIT)*	1,396	103,132
Vicinity Ltd. (REIT)	42,704	59,365

		1,768,238

Specialized REITs (0.5%)
American Tower Corp. (REIT)	4,215	909,934
Crown Castle, Inc. (REIT)	3,925	452,121
Digital Realty Trust, Inc. (REIT)	2,739	368,615
Equinix, Inc. (REIT)	849	683,776
Extra Space Storage, Inc. (REIT)	1,911	306,391
Iron Mountain, Inc. (REIT)	2,640	184,747
Public Storage (REIT)	1,431	436,455
SBA Communications Corp. (REIT)	976	247,601
VICI Properties, Inc. (REIT), Class A	9,355	298,237
Weyerhaeuser Co. (REIT)	6,601	229,517

		4,117,394

Total Real Estate		13,558,571

Utilities (1.7%)
Electric Utilities (1.0%)
Acciona SA	303	44,588
Alliant Energy Corp.	2,307	118,349
American Electric Power Co., Inc.	4,755	386,201
BKW AG	238	42,305
Chubu Electric Power Co., Inc.	7,153	92,406
CK Infrastructure Holdings Ltd.	6,519	36,066
CLP Holdings Ltd.	18,381	151,714
Constellation Energy Corp.	2,888	337,578
Duke Energy Corp.	6,969	676,272
Edison International	3,466	247,784
EDP - Energias de Portugal SA	35,252	177,264
Elia Group SA/NV	346	43,277
Endesa SA	3,495	71,224
Enel SpA	91,371	678,849
Entergy Corp.	1,912	193,475
Evergy, Inc.	2,077	108,419
Eversource Energy	3,159	194,974
Exelon Corp.	9,001	323,136
FirstEnergy Corp.	4,670	171,202
Fortum OYJ	4,814	69,406
Iberdrola SA	67,992	890,959
Kansai Electric Power Co., Inc. (The)	7,896	104,832
Mercury NZ Ltd.	7,517	31,362
NextEra Energy, Inc.	18,553	1,126,909
NRG Energy, Inc.	2,042	105,571
Origin Energy Ltd.	18,795	108,483
Orsted A/S (m)	2,126	117,844
PG&E Corp.	19,292	347,835
Pinnacle West Capital Corp.	1,025	73,636
Power Assets Holdings Ltd.	15,292	88,617
PPL Corp.	6,666	180,649
Redeia Corp. SA	4,501	74,086
Southern Co. (The)	9,862	691,523
SSE plc	12,249	289,781
Terna - Rete Elettrica Nazionale	15,619	130,251
Tokyo Electric Power Co. Holdings, Inc.*	16,965	88,856
Verbund AG	765	70,982
Xcel Energy, Inc.	4,990	308,931

		8,995,596

Gas Utilities (0.1%)
APA Group	14,004	81,497
Atmos Energy Corp.	1,343	155,654
Enagas SA (x)	2,701	45,517
Hong Kong & China Gas Co. Ltd.	122,340	93,692
Naturgy Energy Group SA	1,459	43,488
Osaka Gas Co. Ltd.	4,141	86,491
Snam SpA	22,233	114,253
Tokyo Gas Co. Ltd.	4,173	95,831

		716,423

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	6,055	116,559
Corp. ACCIONA Energias Renovables SA	757	23,466
EDP Renovaveis SA	3,328	68,060
Meridian Energy Ltd.	14,138	49,513
RWE AG	7,219	328,180

		585,778

Multi-Utilities (0.5%)
Ameren Corp.	2,378	172,024
CenterPoint Energy, Inc.	5,708	163,078
Centrica plc	61,511	110,277
CMS Energy Corp.	2,638	153,189
Consolidated Edison, Inc.	3,122	284,008
Dominion Energy, Inc.	7,567	355,649
DTE Energy Co.	1,864	205,525
E.ON SE	25,222	338,302
Engie SA	20,519	360,574
National Grid plc	41,365	557,840
NiSource, Inc.	3,737	99,217
Public Service Enterprise Group, Inc.	4,506	275,542
Sembcorp Industries Ltd.	9,100	36,614
Sempra	5,691	425,288
Veolia Environnement SA	7,635	240,722
WEC Energy Group, Inc.	2,852	240,053

		4,017,902

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,761	232,434
Severn Trent plc	3,092	101,644
United Utilities Group plc	7,559	102,084

		436,162

Total Utilities		14,751,861

Total Common Stocks (63.2%) (Cost $326,857,208)		545,000,552

EXCHANGE TRADED FUND (ETF):
Equity (4.3%)
SPDR S&P MidCap 400 ETF Trust (x)	72,647	36,859,635

Total Exchange Traded Fund (4.3%) (Cost $25,366,230)		36,859,635

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.0%)
FHLB 2.500%, 2/13/24	$295,000	$293,952
3.250%, 11/16/28	745,000	726,230
FHLMC 6.750%, 3/15/31	1,000,000	1,166,965
6.250%, 7/15/32	2,282,000	2,652,334
FNMA 1.875%, 9/24/26	1,297,000	1,223,651
0.750%, 10/8/27	5,000,000	4,443,390
7.250%, 5/15/30	1,600,000	1,891,748
Tennessee Valley Authority 3.875%, 3/15/28	5,000,000	4,981,503

Total U.S. Government Agency Securities		17,379,773

U.S. Treasury Obligations (26.6%)
U.S. Treasury Bonds 6.125%, 11/15/27	4,431,200	4,775,310
5.250%, 11/15/28	7,983,800	8,460,333
U.S. Treasury Notes 4.375%, 10/31/24	10,069,500	10,025,052
1.625%, 2/15/26	5,790,500	5,486,951
0.750%, 4/30/26	2,137,700	1,977,707
0.750%, 5/31/26	4,226,400	3,901,495
0.750%, 8/31/26	4,529,600	4,153,077
0.875%, 9/30/26	46,067,500	42,313,717
2.000%, 11/15/26	12,962,400	12,259,596
1.250%, 12/31/26	4,064,300	3,752,174
1.500%, 1/31/27	3,846,200	3,571,557
2.250%, 2/15/27	4,750,400	4,509,169
1.875%, 2/28/27	3,489,800	3,272,778
2.375%, 5/15/27	10,030,500	9,528,975
3.250%, 6/30/27	7,648,500	7,476,409
2.250%, 8/15/27	5,434,100	5,125,460
4.125%, 10/31/27	2,266,200	2,281,426
2.250%, 11/15/27#	12,465,600	11,724,481
3.875%, 12/31/27	4,047,600	4,043,173
4.000%, 2/29/28	4,072,800	4,088,710
3.500%, 4/30/28	3,366,000	3,314,984
3.625%, 5/31/28	2,970,400	2,941,160
4.000%, 6/30/28	6,503,900	6,539,976
4.375%, 8/31/28	4,128,300	4,219,252
4.625%, 9/30/28	2,842,100	2,936,023
3.125%, 11/15/28	588,400	568,863
4.375%, 11/30/28	2,428,400	2,487,213
2.625%, 2/15/29	1,585,100	1,493,957
2.375%, 5/15/29	4,216,300	3,912,924
1.625%, 8/15/29	2,150,000	1,915,516
1.750%, 11/15/29	1,913,800	1,710,309
1.500%, 2/15/30	1,323,900	1,154,586
0.625%, 5/15/30	5,588,700	4,573,565
0.625%, 8/15/30	2,614,600	2,123,137
1.625%, 5/15/31	3,247,100	2,788,447
1.250%, 8/15/31	15,571,900	12,907,646
1.375%, 11/15/31	2,185,600	1,817,805
1.875%, 2/15/32	1,371,100	1,180,646
2.875%, 5/15/32	4,249,400	3,944,639
2.750%, 8/15/32	2,982,400	2,735,886
4.125%, 11/15/32	2,182,600	2,222,160
3.500%, 2/15/33	1,568,400	1,523,554
3.375%, 5/15/33	4,686,500	4,507,095
3.875%, 8/15/33	3,094,900	3,097,318

Total U.S. Treasury Obligations		229,344,211

Total Long-Term Debt Securities (28.6%) (Cost $258,802,387)		246,723,984

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	653,751	653,751
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	4,405,258	4,405,258
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	5,303,159	5,307,402

Total Investment Companies		10,366,411

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (1.2%)
U.S. Treasury Bills 4.83%, 1/23/24 (p)	$573,500	571,735
5.09%, 2/20/24 (p)	10,328,300	10,254,291

Total U.S. Treasury Obligations		10,826,026

Total Short-Term Investments (2.4%) (Cost $21,189,295)		21,192,437

Total Investments in Securities (98.5%) (Cost $632,215,120)		849,776,608
Other Assets Less Liabilities (1.5%)		13,135,504

Net Assets (100%)		$862,912,112

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,152,860.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $2,554,047 or 0.3% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $33,689,685. This was collateralized by $29,726,222 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 1/25/24 - 11/15/52 and by cash of $5,059,009 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS)	Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Austria	0.1
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.2
Denmark	0.7
Finland	0.2
France	2.2
Germany	1.8
Hong Kong	0.4
Ireland	0.1
Israel	0.1
Italy	0.5
Japan	4.8
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.2
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.6
Sweden	0.7
Switzerland	1.4
United Arab Emirates	0.0	#
United Kingdom	2.3
United States	78.8
Cash and Other	1.5

	100.0%

#	Percent shown is less than 0.05%.

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	256	3/2024	EUR	12,839,027	(95,714)
MSCI EAFE E-Mini Index	6	3/2024	USD	675,720	22,692
Russell 2000 E-Mini Index	362	3/2024	USD	37,063,370	2,862,248
S&P 500 E-Mini Index	100	3/2024	USD	24,100,000	450,348
TOPIX Index	41	3/2024	JPY	6,879,858	52,737

					3,292,311

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
FTSE 100 Index	(89)	3/2024	GBP	(8,799,272)	(194,985)
SPI 200 Index	(75)	3/2024	AUD	(9,691,497)	(127,091)
U.S. Treasury 2 Year Note	(100)	3/2024	USD	(20,591,406)	(135,387)
U.S. Treasury 5 Year Note	(46)	3/2024	USD	(5,003,578)	(86,077)
U.S. Treasury 10 Year Note	(182)	3/2024	USD	(20,546,094)	(474,229)

					(1,017,769)

					2,274,542

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	2,861,000	USD	3,033,146	Bank of America	1/10/2024	126,104
EUR	3,660,836	USD	3,906,309	Barclays Bank plc	1/10/2024	136,159
EUR	8,171,463	USD	9,002,180	BNP Paribas	1/10/2024	21,134
EUR	2,124,434	USD	2,316,538	Deutsche Bank AG	1/10/2024	29,362
EUR	9,105,262	USD	9,995,832	HSBC Bank plc	1/10/2024	58,626
EUR	4,430,730	USD	4,701,031	Morgan Stanley	1/10/2024	191,589
NZD	2,435,806	USD	1,420,849	Barclays Bank plc	1/11/2024	118,966
NZD	11,265,975	USD	6,563,540	BNP Paribas	1/11/2024	558,341
NZD	2,461,814	USD	1,489,188	Deutsche Bank AG	1/11/2024	67,068
NZD	5,172,333	USD	3,217,212	JPMorgan Chase Bank	1/11/2024	52,522
JPY	987,819,675	USD	6,703,823	Bank of America	1/12/2024	312,023
JPY	338,850,000	USD	2,288,982	Deutsche Bank AG	1/12/2024	117,651
JPY	1,060,461,883	USD	7,222,000	Goldman Sachs Bank USA	1/12/2024	309,777
AUD	18,457,961	USD	12,063,753	Barclays Bank plc	1/25/2024	524,123
AUD	1,461,183	USD	973,162	Goldman Sachs Bank USA	1/25/2024	23,328
GBP	2,753,741	USD	3,501,321	Bank of America	1/25/2024	9,191
GBP	13,709,745	USD	17,340,034	Goldman Sachs Bank USA	1/25/2024	137,365
NOK	127,765,172	USD	11,782,490	Bank of America	2/16/2024	806,519

Total unrealized appreciation						3,599,848

USD	23,378,259	EUR	21,983,494	Bank of America	1/10/2024	(896,948)
USD	2,013,777	EUR	1,846,960	Barclays Bank plc	1/10/2024	(25,723)
USD	4,793,272	EUR	4,469,152	Goldman Sachs Bank USA	1/10/2024	(141,776)
USD	7,616,328	EUR	7,110,382	JPMorgan Chase Bank	1/10/2024	(235,290)
USD	8,069,464	NZD	13,134,836	Barclays Bank plc	1/11/2024	(233,833)
USD	2,018,966	JPY	297,721,902	Bank of America	1/12/2024	(95,561)
USD	7,426,885	JPY	1,099,440,770	Deutsche Bank AG	1/12/2024	(381,733)
USD	16,779,818	JPY	2,376,826,293	JPMorgan Chase Bank	1/12/2024	(101,246)
USD	14,870,183	CHF	13,170,521	Deutsche Bank AG	1/18/2024	(815,068)
USD	2,164,223	AUD	3,226,356	Barclays Bank plc	1/25/2024	(36,072)
USD	8,719,809	GBP	6,958,146	Bank of America	1/25/2024	(150,545)
USD	3,178,051	GBP	2,558,329	Morgan Stanley	1/25/2024	(83,347)
USD	616,466	CHF	539,633	Bank of America	2/15/2024	(28,088)
USD	656,006	CHF	559,898	Citibank NA	2/15/2024	(12,754)
USD	5,621,194	NOK	59,752,843	Bank of America	2/16/2024	(266,397)
USD	6,227,808	NOK	64,157,418	JPMorgan Chase Bank	2/16/2024	(93,777)
USD	5,565,823	SEK	57,756,114	Barclays Bank plc	2/16/2024	(170,932)

Total unrealized depreciation						(3,769,090)

Net unrealized depreciation						(169,242)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$31,230,496	$7,284,408	$—		$38,514,904
Consumer Discretionary	39,328,945	21,601,107	—		60,930,052
Consumer Staples	22,439,674	17,004,596	—		39,444,270
Energy	14,074,677	7,906,840	—		21,981,517
Financials	47,008,625	34,517,930	—		81,526,555
Health Care	45,817,420	23,327,880	—	(a)	69,145,300
Industrials	32,185,799	29,702,203	—		61,888,002
Information Technology	104,897,591	15,311,552	—		120,209,143
Materials	8,714,620	14,335,757	—		23,050,377
Real Estate	9,138,239	4,420,332	—		13,558,571
Utilities	8,470,664	6,281,197	—		14,751,861
Exchange Traded Fund	36,859,635	—	—		36,859,635
Forward Currency Contracts	—	3,599,848	—		3,599,848
Futures	3,388,025	—	—		3,388,025
Short-Term Investments
Investment Companies	10,366,411	—	—		10,366,411
U.S. Treasury Obligations	—	10,826,026	—		10,826,026
U.S. Government Agency Securities	—	17,379,773	—		17,379,773
U.S. Treasury Obligations	—	229,344,211	—		229,344,211

Total Assets	$413,920,821	$442,843,660	$—		$856,764,481

Liabilities:
Forward Currency Contracts	$—	$(3,769,090)	$—		$(3,769,090)
Futures	(1,113,483)	—	—		(1,113,483)

Total Liabilities	$(1,113,483)	$(3,769,090)	$—		$(4,882,573)

Total	$412,807,338	$439,074,570	$—		$851,881,908

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$3,599,848
Equity contracts	Receivables, Net assets - Unrealized appreciation	3,388,025	*

Total		$6,987,873

	Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$(695,693	)*
Foreign exchange contracts	Payables	(3,769,090)
Equity contracts	Payables, Net assets - Unrealized depreciation	(417,790	)*

Total		$(4,882,573)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$949,105	$—	$949,105
Foreign exchange contracts	—	(75,563)	(75,563)
Equity contracts	(2,544,579)	—	(2,544,579)

Total	$(1,595,474)	$(75,563)	$(1,671,037)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(891,860)	$—	$(891,860)
Foreign exchange contracts	—	(1,451,403)	(1,451,403)
Equity contracts	3,945,019	—	3,945,019

Total	$3,053,159	$(1,451,403)	$1,601,756

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$51,461,000
Average notional value of contracts — short	50,830,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$93,430,000
Average settlement value sold — in USD	90,276,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$1,253,837	$(1,253,837)	$—	$—
Barclays Bank plc	779,248	(466,560)	—	312,688
BNP Paribas	579,475	—	—	579,475
Deutsche Bank AG	214,081	(214,081)	—	—
Goldman Sachs Bank USA	470,470	(141,776)	—	328,694
HSBC Bank plc	58,626	—	—	58,626
JPMorgan Chase Bank	52,522	(52,522)	—	—
Morgan Stanley	191,589	(83,347)	—	108,242

Total	$3,599,848	$(2,212,123)	$—	$1,387,725

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$1,437,539	$(1,253,837)	$—	$183,702
Barclays Bank plc	466,560	(466,560)	—	—
Citibank NA	12,754	—	—	12,754
Deutsche Bank AG	1,196,801	(214,081)	—	982,720
Goldman Sachs Bank USA	141,776	(141,776)	—	—
JPMorgan Chase Bank	430,313	(52,522)	—	377,791
Morgan Stanley	83,347	(83,347)	—	—

Total	$3,769,090	$(2,212,123)	$—	$1,556,967

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$42,782,271
Long-term U.S. government debt securities	64,283,056

$107,065,327

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$39,882,040
Long-term U.S. government debt securities	78,641,463

$118,523,503

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$258,316,061
Aggregate gross unrealized depreciation	(43,690,033)

Net unrealized appreciation	$214,626,028

Federal income tax cost of investments in securities and derivative instruments, if applicable	$637,255,880

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $632,215,120)	$849,776,608
Cash	19,071,190
Foreign cash (Cost $712,755)	725,179
Unrealized appreciation on forward foreign currency contracts	3,599,848
Dividends, interest and other receivables	2,474,862
Receivable for Portfolio shares sold	324,214
Securities lending income receivable	18,575
Other assets	6,144

Total assets	875,996,620

LIABILITIES
Payable for return of collateral on securities loaned	5,059,009
Unrealized depreciation on forward foreign currency contracts	3,769,090
Payable for securities purchased	2,486,644
Due to broker for futures variation margin	612,717
Investment management fees payable	508,983
Payable for Portfolio shares repurchased	336,782
Distribution fees payable – Class IB	179,655
Administrative fees payable	93,462
Accrued expenses	38,166

Total liabilities	13,084,508

Commitments and contingent liabilities^
NET ASSETS	$862,912,112

Net assets were comprised of:
Paid in capital	$752,758,288
Total distributable earnings (loss)	110,153,824

Net assets	$862,912,112

Class IB
Net asset value, offering and redemption price per share, $862,912,112 / 72,501,670 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.90

(x)	Includes value of securities on loan of $33,689,685.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $585,348 foreign withholding tax)	$10,979,023
Interest	6,296,262
Securities lending (net)	137,401

Total income	17,412,686

EXPENSES
Investment management fees	6,029,873
Distribution fees – Class IB	2,019,597
Administrative fees	1,032,992
Professional fees	120,683
Custodian fees	83,600
Printing and mailing expenses	61,852
Trustees’ fees	28,636
Miscellaneous	24,611

Gross expenses	9,401,844
Less: Waiver from investment manager	(190,011)

Net expenses	9,211,833

NET INVESTMENT INCOME (LOSS)	8,200,853

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,102,868)
Futures contracts	(1,595,474)
Forward foreign currency contracts	(75,563)
Foreign currency transactions	(98,366)

Net realized gain (loss)	(3,872,271)

Change in unrealized appreciation (depreciation) on:
Investments in securities	106,606,570
Futures contracts	3,053,159
Forward foreign currency contracts	(1,451,403)
Foreign currency translations	84,678

Net change in unrealized appreciation (depreciation)	108,293,004

NET REALIZED AND UNREALIZED GAIN (LOSS)	104,420,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,621,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,200,853	$5,714,953
Net realized gain (loss)	(3,872,271)	(12,437,634)
Net change in unrealized appreciation (depreciation)	108,293,004	(138,728,628)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	112,621,586	(145,451,309)

Distributions to shareholders:
Class IB	(7,471,184)	(67,202,022)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 6,510,644 and 4,387,954 shares, respectively ]	72,998,208	50,762,623
Capital shares issued in reinvestment of dividends and distributions [ 639,033 and 6,621,870 shares, respectively ]	7,471,184	67,202,022
Capital shares repurchased [ (8,058,576) and (5,894,547) shares , respectively]	(89,439,868)	(66,440,615)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,970,476)	51,524,030

TOTAL INCREASE (DECREASE) IN NET ASSETS	96,179,926	(161,129,301)
NET ASSETS:
Beginning of year	766,732,186	927,861,487

End of year	$862,912,112	$766,732,186

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.44		$13.59		$12.07		$11.82		$10.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11		0.08		0.05		0.06		0.13
Net realized and unrealized gain (loss)	1.45		(2.23)		1.74		0.38		1.68

Total from investment operations	1.56		(2.15)		1.79		0.44		1.81

Less distributions:
Dividends from net investment income	(0.10)		—		(0.07)		(0.12)		(0.10)
Distributions from net realized gains	—		(1.00)		(0.20)		(0.07)		(0.08)

Total dividends and distributions	(0.10)		(1.00)		(0.27)		(0.19)		(0.18)

Net asset value, end of year	$11.90		$10.44		$13.59		$12.07		$11.82

Total return	15.00%		(15.59)%		14.94%		3.73%		17.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$862,912		$766,732		$927,861		$803,733		$767,339
Ratio of expenses to average net assets:
After waivers (f)	1.14	%(j)	1.15	%(k)	1.14	%(k)	1.17	%(o)	1.17	%(o)
Before waivers (f)	1.16%		1.16%		1.14%		1.17%		1.17%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.01%		0.70%		0.41%		0.56%		1.17%
Before waivers (f)	0.99%		0.69%		0.41%		0.56%		1.17%
Portfolio turnover rate^	14%		14%		31%		17%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	12.96%	5.50%	4.15%
EQ/AB Dynamic Moderate Growth Index	15.20	8.44	6.28
S&P 500® Index	26.29	15.69	12.03
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 12.96% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/AB Dynamic Moderate Growth Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 15.20%, 26.29% and 4.30%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Within the equity allocation, the Portfolio carried an overweight most of the year to U.S. equities which contributed to performance given the strong relative performance of U.S. markets.

•	A tactical overweight in commodities currencies, including the Australian dollar and the Swedish krona, contributed.

What hurt performance during the year:

•

The Portfolio entered the year with a relative underweight to equities which detracted from performance. While the Portfolio finished the year overweight equities, a modest underweight or neutral position to equities for the balance of the year detracted in a period of strong equity performance.

•

On average, a tactical underweight to the U.S. dollar and Swiss franc, as well as a tactical overweight to the Japanese yen detracted from performance, with most of the underperformance coming during the second quarter.

Portfolio Positioning and Outlook — AllianceBernstein L.P.

The Portfolio maintained a neutral allocation throughout most of the year but ended 2023 with a moderate overweight to return-seeking assets. During the first quarter of 2023, the Portfolio began to moderate the underweight as volatility normalized. However, increased uncertainty surrounding inflation led us to pause our underweight reduction. As investor sentiment rose during the second quarter, the Portfolio closed the underweight to return seeking assets. During the third quarter the Portfolio increased its overweight to return seeking assets as hopes that inflation had peaked. Optimism was short-lived as stronger-than-expected third-quarter U.S. economic growth supported the Federal Reserve’s commitment to higher-for-longer rates and quantitative tightening. This triggered a rapid rise in bond yields. In November, the Portfolio moved overweight and ended the year with a modest overweight to return seeking assets.

Our outlook for equities remains constructive over the medium-term. Cyclical indicators remain consistent with resilient but muted growth. PMIs have steadied at modestly expansionary levels, with manufacturing still contractionary but stable. Earnings revisions have rolled over from highs, but remain above average. Household consumption has been supported by a buoyant labor market, strong household balance sheets and tailwinds from fading headline inflation. As the jobs gap narrows, both job creation and wage growth are returning to historical averages. Inflation continues to cool across major economies with short-term run rates approaching the 2% target. US growth is slowing from 3Q:23 highs. As a result, central bank messaging has become more market-friendly with increased conviction on rate cuts in 2024. On inflation, we see room for further progress on multiple fronts including shelter, food services, and travel.

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (Unaudited)

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	4.36
Weighted Average Coupon (%)	2.95
Weighted Average Effective Duration (Years)*	3.53
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	37.2%
Information Technology	11.6
Financials	7.9
Health Care	6.7
Industrials	6.0
Consumer Discretionary	5.9
Consumer Staples	3.8
Communication Services	3.7
U.S. Government Agency Securities	2.3
Materials	2.3
Energy	2.1
Utilities	1.5
Real Estate	1.3
Investment Companies	0.0 #
Cash and Other	7.7

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,049.60	$5.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.48	5.78

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.7%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	101,236	$1,698,740
BT Group plc	114,588	180,530
Cellnex Telecom SA (m)	10,161	400,007
Deutsche Telekom AG (Registered)	58,004	1,392,729
Elisa OYJ	2,523	116,619
HKT Trust & HKT Ltd.	67,197	80,204
Infrastrutture Wireless Italiane SpA (m)	5,963	75,374
Koninklijke KPN NV	60,045	206,682
Nippon Telegraph & Telephone Corp.	534,753	653,460
Orange SA	33,041	375,845
Singapore Telecommunications Ltd.	146,509	274,595
Spark New Zealand Ltd.	32,739	107,205
Swisscom AG (Registered)	469	282,164
Telecom Italia SpA*	176,813	57,426
Telefonica SA	87,472	341,260
Telenor ASA	11,269	129,328
Telia Co. AB	41,865	106,800
Telstra Group Ltd.	71,761	193,650
Verizon Communications, Inc.	59,524	2,244,055

		8,916,673

Entertainment (0.6%)
Bollore SE	13,092	81,731
Capcom Co. Ltd.	3,073	99,295
Electronic Arts, Inc.	3,465	474,047
Koei Tecmo Holdings Co. Ltd.	2,087	23,808
Konami Group Corp.	1,782	93,308
Live Nation Entertainment, Inc.*	2,009	188,042
Netflix, Inc.*	6,197	3,017,195
Nexon Co. Ltd.	6,060	110,434
Nintendo Co. Ltd.	18,593	970,396
Sea Ltd. (ADR)*	6,600	267,300
Square Enix Holdings Co. Ltd.	1,522	54,652
Take-Two Interactive Software, Inc.*	2,239	360,367
Toho Co. Ltd.	1,985	67,138
Universal Music Group NV	14,727	419,616
Walt Disney Co. (The)*	25,907	2,339,143
Warner Bros Discovery, Inc.*	31,420	357,560

		8,924,032

Interactive Media & Services (2.1%)
Adevinta ASA*	6,258	69,233
Alphabet, Inc., Class A*	83,791	11,704,765
Alphabet, Inc., Class C*	70,521	9,938,525
Auto Trader Group plc (m)	16,300	149,884
CAR Group Ltd.	6,408	135,980
LY Corp.	47,410	168,020
Match Group, Inc.*	3,849	140,488
Meta Platforms, Inc., Class A*	31,427	11,123,901
REA Group Ltd.	986	121,716
Scout24 SE (m)	1,330	94,203
SEEK Ltd.	6,321	115,138

		33,761,853

Media (0.3%)
Charter Communications, Inc., Class A*	1,424	553,480
Comcast Corp., Class A	56,856	2,493,136
Dentsu Group, Inc.	3,595	92,246
Fox Corp., Class A	3,500	103,845
Fox Corp., Class B	1,868	51,650
Informa plc	24,303	241,999
Interpublic Group of Cos., Inc. (The)	5,423	177,007
News Corp., Class A	5,389	132,300
News Corp., Class B (x)	1,626	41,821
Omnicom Group, Inc.	2,802	242,401
Paramount Global, Class B (x)	6,831	101,030
Publicis Groupe SA	4,122	382,240
Vivendi SE	11,495	122,788
WPP plc	19,072	183,055

		4,918,998

Wireless Telecommunication Services (0.2%)
KDDI Corp.	26,786	852,213
SoftBank Corp.	51,453	642,068
SoftBank Group Corp.	18,415	821,884
Tele2 AB, Class B	9,479	81,331
T-Mobile US, Inc.	7,205	1,155,178
Vodafone Group plc	408,046	356,591

		3,909,265

Total Communication Services		60,430,821

Consumer Discretionary (5.9%)
Automobile Components (0.1%)
Aisin Corp.	2,614	91,453
Aptiv plc*	4,005	359,328
BorgWarner, Inc.	3,328	119,309
Bridgestone Corp.	10,254	424,705
Cie Generale des Etablissements Michelin SCA	12,190	436,819
Continental AG	2,018	171,360
Denso Corp.	30,760	464,018
Koito Manufacturing Co. Ltd.	3,381	52,693
Sumitomo Electric Industries Ltd.	12,679	161,455

		2,281,140

Automobiles (1.3%)
Bayerische Motoren Werke AG	5,707	634,938
Bayerische Motoren Werke AG (Preference) (q)	1,079	107,145
Dr Ing hc F Porsche AG (Preference) (m)(q)	2,075	183,027
Ferrari NV	2,256	760,104
Ford Motor Co.	55,673	678,654
General Motors Co.	19,390	696,489
Honda Motor Co. Ltd.	82,663	859,461
Isuzu Motors Ltd.	10,346	133,250
Mazda Motor Corp.	10,090	109,022
Mercedes-Benz Group AG	14,359	991,519
Nissan Motor Co. Ltd.	41,193	161,909
Porsche Automobil Holding SE (Preference) (q)	2,717	138,934
Renault SA	3,410	138,928
Stellantis NV (Euronext Paris)	34,787	812,034

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Stellantis NV (Italian Stock Exchange)	4,806	$112,213
Subaru Corp.	10,919	200,259
Suzuki Motor Corp.	6,657	284,834
Tesla, Inc.*	39,158	9,729,980
Toyota Motor Corp.	189,780	3,486,703
Volkswagen AG	562	73,489
Volkswagen AG (Preference) (q)	3,703	457,030
Volvo Car AB, Class B*	10,574	34,135
Yamaha Motor Co. Ltd.	15,846	141,546

		20,925,603

Broadline Retail (1.4%)
Amazon.com, Inc.*	128,757	19,563,339
eBay, Inc.	7,348	320,520
Etsy, Inc.*	1,695	137,380
Global-e Online Ltd.*	1,603	63,527
Next plc	2,187	226,302
Pan Pacific International Holdings Corp.	6,757	161,209
Prosus NV	26,177	779,815
Rakuten Group, Inc.*	26,522	118,126
Wesfarmers Ltd.	20,303	789,176

		22,159,394

Distributors (0.0%)†
D’ieteren Group	411	80,264
Genuine Parts Co.	1,985	274,923
LKQ Corp.	3,789	181,076
Pool Corp. (x)	548	218,493

		754,756

Diversified Consumer Services (0.0%)†
IDP Education Ltd.	4,445	60,672
Pearson plc	11,437	140,563

		201,235

Hotels, Restaurants & Leisure (1.1%)
Accor SA	3,555	135,789
Airbnb, Inc., Class A*	6,155	837,942
Amadeus IT Group SA	8,066	577,721
Aristocrat Leisure Ltd.	10,441	290,435
Booking Holdings, Inc.*	494	1,752,327
Caesars Entertainment, Inc.*	3,054	143,172
Carnival Corp.*	14,265	264,473
Chipotle Mexican Grill, Inc.*	389	889,627
Compass Group plc	30,762	841,463
Darden Restaurants, Inc.	1,704	279,967
Delivery Hero SE (m)*	3,108	85,811
Domino’s Pizza, Inc.	494	203,642
Entain plc	11,334	143,631
Evolution AB (m)	3,300	393,341
Expedia Group, Inc.*	1,888	286,580
Flutter Entertainment plc*	3,165	559,040
Galaxy Entertainment Group Ltd.	38,677	216,702
Genting Singapore Ltd.	107,289	81,295
Hilton Worldwide Holdings, Inc.	3,631	661,169
InterContinental Hotels Group plc	2,987	269,943
La Francaise des Jeux SAEM (m)	1,864	67,577
Las Vegas Sands Corp.	5,227	257,221
Lottery Corp. Ltd. (The)	39,496	130,266
Marriott International, Inc., Class A	3,493	787,706
McDonald’s Corp.	10,270	3,045,158
McDonald’s Holdings Co. Japan Ltd.	1,533	66,430
MGM Resorts International*	3,869	172,867
Norwegian Cruise Line Holdings Ltd.*	6,023	120,701
Oriental Land Co. Ltd.	19,526	727,170
Royal Caribbean Cruises Ltd.*	3,338	432,238
Sands China Ltd.*	43,028	125,913
Sodexo SA	1,615	177,610
Starbucks Corp.	16,178	1,553,250
Whitbread plc	3,511	163,617
Wynn Resorts Ltd.	1,359	123,819
Yum! Brands, Inc.	3,969	518,590
Zensho Holdings Co. Ltd.	1,648	86,362

		17,470,565

Household Durables (0.4%)
Barratt Developments plc	17,293	124,011
Berkeley Group Holdings plc	1,889	112,878
DR Horton, Inc.	4,267	648,499
Garmin Ltd.	2,167	278,546
Iida Group Holdings Co. Ltd.	2,484	37,198
Lennar Corp., Class A	3,542	527,900
Mohawk Industries, Inc.*	748	77,418
NVR, Inc.*	45	315,020
Open House Group Co. Ltd.	1,390	41,237
Panasonic Holdings Corp.	39,195	388,197
Persimmon plc	5,668	100,351
PulteGroup, Inc.	3,047	314,512
SEB SA	441	55,013
Sekisui Chemical Co. Ltd.	6,825	98,382
Sekisui House Ltd.	10,586	235,144
Sharp Corp.*	4,616	32,918
Sony Group Corp.	22,568	2,146,361
Taylor Wimpey plc	62,678	117,482
Whirlpool Corp.	777	94,615

		5,745,682

Leisure Products (0.0%)†
Bandai Namco Holdings, Inc.	10,636	213,210
Hasbro, Inc.	1,847	94,308
Shimano, Inc.	1,397	216,337
Yamaha Corp.	2,280	52,666

		576,521

Specialty Retail (0.9%)
AutoZone, Inc.*	250	646,402
Avolta AG*	1,711	67,297
Bath & Body Works, Inc.	3,219	138,932
Best Buy Co., Inc.	2,743	214,722
CarMax, Inc.*	2,247	172,435
Fast Retailing Co. Ltd.	3,133	777,473
H & M Hennes & Mauritz AB, Class B	11,461	200,697
Home Depot, Inc. (The)	14,160	4,907,148
Industria de Diseno Textil SA	19,521	849,725
JD Sports Fashion plc	45,987	97,275
Kingfisher plc	33,802	104,828
Lowe’s Cos., Inc.	8,171	1,818,456
Nitori Holdings Co. Ltd.	1,465	196,164
O’Reilly Automotive, Inc.*	838	796,167
Ross Stores, Inc.	4,795	663,580

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
TJX Cos., Inc. (The)	16,199	$1,519,628
Tractor Supply Co.	1,531	329,211
Ulta Beauty, Inc.*	697	341,523
USS Co. Ltd.	3,648	73,374
Zalando SE (m)*	3,976	94,151
ZOZO, Inc.	2,488	56,024

		14,065,212

Textiles, Apparel & Luxury Goods (0.7%)
adidas AG	2,900	589,580
Burberry Group plc	6,420	115,875
Cie Financiere Richemont SA (Registered)	9,342	1,285,698
Hermes International SCA	567	1,201,053
Kering SA	1,333	587,154
Lululemon Athletica, Inc.*	1,630	833,403
LVMH Moet Hennessy Louis Vuitton SE	4,942	4,002,317
Moncler SpA	3,744	230,219
NIKE, Inc., Class B	17,330	1,881,518
Pandora A/S	1,538	212,546
Puma SE	1,873	104,460
Ralph Lauren Corp.	563	81,185
Swatch Group AG (The)	534	145,143
Swatch Group AG (The) (Registered)	933	48,866
Tapestry, Inc.	3,245	119,448
VF Corp.	4,680	87,984

		11,526,449

Total Consumer Discretionary		95,706,557

Consumer Staples (3.8%)
Beverages (0.9%)
Anheuser-Busch InBev SA/NV	15,544	1,002,475
Asahi Group Holdings Ltd.	8,682	323,758
Brown-Forman Corp., Class B	2,591	147,946
Budweiser Brewing Co. APAC Ltd.(m)	30,499	57,104
Carlsberg A/S, Class B	1,788	224,218
Coca-Cola Co. (The)	55,092	3,246,572
Coca-Cola Europacific Partners plc	3,747	250,075
Coca-Cola HBC AG	3,921	115,202
Constellation Brands, Inc., Class A	2,288	553,124
Davide Campari-Milano NV	9,275	104,593
Diageo plc	40,229	1,464,497
Heineken Holding NV	2,364	199,906
Heineken NV	5,165	524,233
Keurig Dr Pepper, Inc.	14,255	474,977
Kirin Holdings Co. Ltd.	13,786	201,999
Molson Coors Beverage Co., Class B	2,622	160,493
Monster Beverage Corp.*	10,459	602,543
PepsiCo, Inc.	19,466	3,306,105
Pernod Ricard SA	3,660	645,463
Remy Cointreau SA	447	56,749
Suntory Beverage & Food Ltd.	2,467	81,358
Treasury Wine Estates Ltd.	13,760	101,081

		13,844,471

Consumer Staples Distribution & Retail (0.9%)
Aeon Co. Ltd.	11,604	259,321
Carrefour SA	10,307	188,483
Coles Group Ltd.	23,749	260,720
Costco Wholesale Corp.	6,269	4,138,042
Dollar General Corp.	3,107	422,397
Dollar Tree, Inc.*	2,959	420,326
Endeavour Group Ltd.	25,424	90,264
HelloFresh SE*	2,753	43,491
J Sainsbury plc	29,397	113,387
Jeronimo Martins SGPS SA	5,025	127,811
Kesko OYJ, Class B	4,846	95,894
Kobe Bussan Co. Ltd.	2,670	78,888
Koninklijke Ahold Delhaize NV	17,235	494,976
Kroger Co. (The)	9,370	428,303
MatsukiyoCocokara & Co.	6,088	107,814
Ocado Group plc*	10,275	99,328
Seven & i Holdings Co. Ltd.	13,500	535,691
Sysco Corp.	7,139	522,075
Target Corp.	6,536	930,857
Tesco plc	125,814	465,871
Walgreens Boots Alliance, Inc.	10,153	265,095
Walmart, Inc.	20,198	3,184,215
Woolworths Group Ltd.	21,861	554,175

		13,827,424

Food Products (0.8%)
Ajinomoto Co., Inc.	7,991	308,305
Archer-Daniels-Midland Co.	7,552	545,406
Associated British Foods plc	6,170	186,155
Barry Callebaut AG (Registered)	64	107,979
Bunge Global SA	2,057	207,654
Campbell Soup Co.	2,781	120,223
Chocoladefabriken Lindt & Spruengli AG	18	215,944
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	242,554
Conagra Brands, Inc.	6,767	193,942
Danone SA	11,523	746,458
General Mills, Inc.	8,230	536,102
Hershey Co. (The)	2,122	395,626
Hormel Foods Corp.	4,101	131,683
J M Smucker Co. (The)	1,503	189,949
JDE Peet’s NV	1,745	46,927
Kellanova	3,734	208,768
Kerry Group plc (London Stock Exchange), Class A	1,182	103,215
Kerry Group plc (Turquoise Stock Exchange), Class A	1,707	148,230
Kikkoman Corp.	2,489	152,412
Kraft Heinz Co. (The)	11,288	417,430
Lamb Weston Holdings, Inc.	2,052	221,801
Lotus Bakeries NV	8	72,684
McCormick & Co., Inc. (Non-Voting)	3,558	243,438
Meiji Holdings Co. Ltd.	4,165	98,926
Mondelez International, Inc., Class A	19,262	1,395,147
Mowi ASA	8,328	149,184
Nestle SA (Registered)	47,782	5,539,769
Nissin Foods Holdings Co. Ltd.	3,591	125,329
Orkla ASA	12,544	97,340
Salmar ASA	1,287	72,103
Tyson Foods, Inc., Class A	4,039	217,096
WH Group Ltd. (m)	147,982	95,515
Wilmar International Ltd.	34,015	92,013
Yakult Honsha Co. Ltd.	4,552	102,242

		13,727,549

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Household Products (0.5%)
Church & Dwight Co., Inc.	3,488	$329,825
Clorox Co. (The)	1,756	250,388
Colgate-Palmolive Co.	11,658	929,259
Essity AB, Class B	10,808	267,895
Henkel AG & Co. KGaA	1,917	137,515
Henkel AG & Co. KGaA (Preference) (q)	3,068	246,771
Kimberly-Clark Corp.	4,785	581,425
Procter & Gamble Co. (The)	33,370	4,890,040
Reckitt Benckiser Group plc	12,842	887,203
Unicharm Corp.	7,160	258,877

		8,779,198

Personal Care Products (0.4%)
Beiersdorf AG	1,824	273,246
Estee Lauder Cos., Inc. (The), Class A	3,289	481,016
Haleon plc	98,320	403,103
Kao Corp.	8,398	345,450
Kenvue, Inc.	24,402	525,375
Kose Corp.	591	44,325
L’Oreal SA	4,317	2,147,686
Shiseido Co. Ltd.	7,097	214,018
Unilever plc	38,484	1,863,154
Unilever plc (London Stock Exchange)	6,263	303,359

		6,600,732

Tobacco (0.3%)
Altria Group, Inc.	25,042	1,010,194
British American Tobacco plc	38,021	1,112,479
Imperial Brands plc	15,320	352,767
Japan Tobacco, Inc.	21,488	555,488
Philip Morris International, Inc.	21,980	2,067,878

		5,098,806

Total Consumer Staples		61,878,180

Energy (2.1%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	14,247	486,963
Halliburton Co.	12,673	458,129
Schlumberger NV	20,225	1,052,509
Tenaris SA	8,450	146,875

		2,144,476

Oil, Gas & Consumable Fuels (2.0%)
Aker BP ASA	5,607	163,079
Ampol Ltd.	4,228	104,154
APA Corp.	4,343	155,827
BP plc	305,416	1,814,715
Chevron Corp.	24,857	3,707,670
ConocoPhillips	16,812	1,951,369
Coterra Energy, Inc.	10,650	271,788
Devon Energy Corp.	9,071	410,916
Diamondback Energy, Inc.	2,534	392,973
ENEOS Holdings, Inc.	51,127	203,203
Eni SpA	42,290	716,537
EOG Resources, Inc.	8,257	998,684
EQT Corp.	5,824	225,156
Equinor ASA	16,140	511,767
Exxon Mobil Corp.	56,715	5,670,366
Galp Energia SGPS SA	8,128	119,699
Hess Corp.	3,914	564,242
Idemitsu Kosan Co. Ltd.	17,175	93,488
Inpex Corp.	17,224	232,646
Kinder Morgan, Inc.	27,380	482,983
Marathon Oil Corp.	8,286	200,190
Marathon Petroleum Corp.	5,376	797,583
Neste OYJ	7,641	271,700
Occidental Petroleum Corp.	9,349	558,229
OMV AG	2,613	114,721
ONEOK, Inc.	8,248	579,175
Phillips 66	6,229	829,329
Pioneer Natural Resources Co.	3,303	742,779
Repsol SA	22,667	336,563
Santos Ltd.	57,631	298,472
Shell plc	118,420	3,881,526
Targa Resources Corp.	3,157	274,249
TotalEnergies SE	41,011	2,788,884
Valero Energy Corp.	4,820	626,600
Williams Cos., Inc. (The)	17,224	599,912
Woodside Energy Group Ltd. (ASE Stock Exchange)	24,730	523,423
Woodside Energy Group Ltd. (London Stock Exchange)	9,249	196,063

		32,410,660

Total Energy		34,555,136

Financials (7.9%)
Banks (2.9%)
ABN AMRO Bank NV (CVA) (m)	8,519	127,808
AIB Group plc	28,118	120,439
ANZ Group Holdings Ltd.	53,781	949,944
Banco Bilbao Vizcaya Argentaria SA	106,756	969,461
Banco BPM SpA	21,692	114,490
Banco Santander SA	289,627	1,208,434
Bank Hapoalim BM	22,543	202,420
Bank Leumi Le-Israel BM	27,236	218,983
Bank of America Corp.	97,482	3,282,219
Bank of Ireland Group plc	18,749	170,096
Banque Cantonale Vaudoise (Registered)	534	68,889
Barclays plc	270,334	529,897
BNP Paribas SA	18,799	1,298,940
BOC Hong Kong Holdings Ltd.	65,663	178,274
CaixaBank SA	73,218	301,169
Chiba Bank Ltd. (The)	9,406	67,943
Citigroup, Inc.	27,098	1,393,921
Citizens Financial Group, Inc.	6,601	218,757
Comerica, Inc.	1,867	104,197
Commerzbank AG	18,482	219,539
Commonwealth Bank of Australia	29,997	2,285,355
Concordia Financial Group Ltd.	18,807	85,979
Credit Agricole SA	19,120	271,274
Danske Bank A/S	12,239	326,968
DBS Group Holdings Ltd.	32,376	819,611
DNB Bank ASA	16,424	349,175
Erste Group Bank AG	6,228	252,534
Fifth Third Bancorp	9,642	332,553
FinecoBank Banca Fineco SpA	10,835	162,494
Hang Seng Bank Ltd.	13,487	157,263

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
HSBC Holdings plc	348,708	$2,824,675
Huntington Bancshares, Inc.	20,503	260,798
ING Groep NV	64,773	967,192
Intesa Sanpaolo SpA	278,106	811,595
Israel Discount Bank Ltd., Class A	21,950	109,733
Japan Post Bank Co. Ltd.	25,677	261,505
JPMorgan Chase & Co.	40,933	6,962,703
KBC Group NV	4,529	293,588
KeyCorp	13,256	190,886
Lloyds Banking Group plc	1,133,516	689,331
M&T Bank Corp.	2,350	322,138
Mediobanca Banca di Credito Finanziario SpA	9,795	121,162
Mitsubishi UFJ Financial Group, Inc.	204,350	1,755,816
Mizrahi Tefahot Bank Ltd.	2,740	105,951
Mizuho Financial Group, Inc.	43,169	738,619
National Australia Bank Ltd.	55,995	1,171,444
NatWest Group plc	101,196	283,003
Nordea Bank Abp (Helsinki Stock Exchange)	1,774	21,985
Nordea Bank Abp (Stockholm Stock Exchange)	55,390	684,930
Oversea-Chinese Banking Corp. Ltd.	60,048	591,494
PNC Financial Services Group, Inc. (The)	5,640	873,354
Regions Financial Corp.	13,169	255,215
Resona Holdings, Inc.	37,972	192,957
Shizuoka Financial Group, Inc.	8,306	70,395
Skandinaviska Enskilda Banken AB, Class A	28,159	387,512
Societe Generale SA	13,219	350,600
Standard Chartered plc	41,012	348,471
Sumitomo Mitsui Financial Group, Inc.	22,739	1,109,534
Sumitomo Mitsui Trust Holdings, Inc.	11,894	228,264
Svenska Handelsbanken AB, Class A	25,882	280,862
Swedbank AB, Class A	15,065	303,658
Truist Financial Corp.	18,883	697,160
UniCredit SpA	28,744	779,495
United Overseas Bank Ltd.	22,669	488,678
US Bancorp	22,045	954,108
Wells Fargo & Co.	51,419	2,530,843
Westpac Banking Corp.	62,797	979,960
Zions Bancorp NA	2,098	92,039

		46,880,679

Capital Markets (1.6%)
3i Group plc	17,450	538,494
abrdn plc	32,158	73,229
Ameriprise Financial, Inc.	1,433	544,296
Amundi SA (m)	1,085	73,784
ASX Ltd.	3,435	147,610
Bank of New York Mellon Corp. (The)	10,889	566,772
BlackRock, Inc.	1,980	1,607,364
Blackstone, Inc.	10,060	1,317,055
Cboe Global Markets, Inc.	1,495	266,947
Charles Schwab Corp. (The)	21,071	1,449,685
CME Group, Inc.	5,097	1,073,428
Daiwa Securities Group, Inc.	23,671	159,334
Deutsche Bank AG (Registered)	34,393	469,438
Deutsche Boerse AG	3,401	700,221
EQT AB (x)	6,310	178,301
Euronext NV (m)	1,581	137,271
FactSet Research Systems, Inc.	538	256,653
Franklin Resources, Inc.	3,992	118,922
Futu Holdings Ltd. (ADR)*	1,059	57,853
Goldman Sachs Group, Inc. (The)	4,617	1,781,100
Hargreaves Lansdown plc	6,312	59,055
Hong Kong Exchanges & Clearing Ltd.	21,572	740,385
Intercontinental Exchange, Inc.	8,104	1,040,797
Invesco Ltd.	6,365	113,552
Japan Exchange Group, Inc.	8,910	188,500
Julius Baer Group Ltd.	3,756	210,565
London Stock Exchange Group plc	7,453	881,027
Macquarie Group Ltd.	6,571	822,260
MarketAxess Holdings, Inc.	537	157,260
Moody’s Corp.	2,228	870,168
Morgan Stanley	17,894	1,668,615
MSCI, Inc.	1,120	633,528
Nasdaq, Inc.	4,820	280,235
Nomura Holdings, Inc.	53,330	241,195
Northern Trust Corp.	2,931	247,318
Partners Group Holding AG	407	586,994
Raymond James Financial, Inc.	2,661	296,702
S&P Global, Inc.	4,587	2,020,665
SBI Holdings, Inc.	4,349	97,837
Schroders plc	14,303	78,376
Singapore Exchange Ltd.	15,147	112,821
St James’s Place plc	9,734	84,817
State Street Corp.	4,369	338,423
T. Rowe Price Group, Inc.	3,164	340,731
UBS Group AG (Registered)	58,859	1,826,550

		25,456,133

Consumer Finance (0.2%)
American Express Co.	8,151	1,527,008
Capital One Financial Corp.	5,392	706,999
Discover Financial Services	3,541	398,009
Synchrony Financial	5,859	223,755

		2,855,771

Financial Services (1.6%)
Adyen NV (m)*	391	503,556
Berkshire Hathaway, Inc., Class B*	25,761	9,187,918
Edenred SE	4,520	270,151
Eurazeo SE	773	61,313
EXOR NV	1,675	167,345
Fidelity National Information Services, Inc.	8,389	503,927
Fiserv, Inc.*	8,498	1,128,874
FleetCor Technologies, Inc.*	1,022	288,827
Global Payments, Inc.	3,687	468,249
Groupe Bruxelles Lambert NV	1,576	123,910
Industrivarden AB, Class A	2,309	75,295
Industrivarden AB, Class C	2,571	83,686
Investor AB, Class B	30,974	717,073
Jack Henry & Associates, Inc.	1,031	168,476
L E Lundbergforetagen AB, Class B	1,348	73,267
M&G plc	39,798	112,820
Mastercard, Inc., Class A	11,725	5,000,830
Mitsubishi HC Capital, Inc.	14,316	96,130

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Nexi SpA (m)*	10,479	$85,675
ORIX Corp.	20,816	392,109
PayPal Holdings, Inc.*	15,265	937,424
Sofina SA	273	67,931
Visa, Inc., Class A	22,569	5,875,839
Washington H Soul Pattinson & Co. Ltd.	4,163	92,965
Wise plc, Class A*	10,910	121,542
Worldline SA (m)*	4,262	73,728

		26,678,860

Insurance (1.6%)
Admiral Group plc	4,659	159,392
Aegon Ltd.	29,024	168,151
Aflac, Inc.	7,529	621,143
Ageas SA/NV	2,835	123,028
AIA Group Ltd.	204,937	1,785,998
Allianz SE (Registered)	7,218	1,927,933
Allstate Corp. (The)	3,705	518,626
American International Group, Inc.	9,940	673,435
Aon plc, Class A	2,835	825,042
Arch Capital Group Ltd.*	5,284	392,443
Arthur J Gallagher & Co.	3,057	687,458
ASR Nederland NV	2,836	133,685
Assicurazioni Generali SpA	17,985	379,321
Assurant, Inc.	745	125,525
Aviva plc	48,590	269,233
AXA SA	32,284	1,051,021
Baloise Holding AG (Registered)	847	132,732
Brown & Brown, Inc.	3,345	237,863
Chubb Ltd.	5,777	1,305,602
Cincinnati Financial Corp.	2,206	228,233
Dai-ichi Life Holdings, Inc.	16,687	354,096
Everest Group Ltd.	614	217,098
Gjensidige Forsikring ASA	3,548	65,478
Globe Life, Inc.	1,213	147,646
Hannover Rueck SE	1,091	260,514
Hartford Financial Services Group, Inc. (The)	4,259	342,338
Helvetia Holding AG (Registered)	696	95,912
Insurance Australia Group Ltd.	43,307	167,035
Japan Post Holdings Co. Ltd.	37,162	331,954
Japan Post Insurance Co. Ltd.	3,399	60,362
Legal & General Group plc	106,076	339,512
Loews Corp.	2,592	180,377
Marsh & McLennan Cos., Inc.	6,981	1,322,690
Medibank Pvt Ltd.	48,869	118,554
MetLife, Inc.	8,803	582,142
MS&AD Insurance Group Holdings, Inc.	7,743	304,558
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,443	1,011,626
NN Group NV	4,845	191,214
Phoenix Group Holdings plc	13,323	90,889
Poste Italiane SpA (m)	9,270	105,150
Principal Financial Group, Inc.	3,106	244,349
Progressive Corp. (The)	8,283	1,319,316
Prudential Financial, Inc.	5,111	530,062
Prudential plc	48,855	552,486
QBE Insurance Group Ltd.	26,477	267,213
Sampo OYJ, Class A	8,044	351,744
Sompo Holdings, Inc.	5,355	261,901
Suncorp Group Ltd.	22,474	212,111
Swiss Life Holding AG (Registered)	532	369,405
Swiss Re AG	5,398	606,902
T&D Holdings, Inc.	8,884	141,167
Talanx AG	1,193	85,145
Tokio Marine Holdings, Inc.	32,253	807,240
Travelers Cos., Inc. (The)	3,234	616,045
Tryg A/S (x)	6,195	134,768
W R Berkley Corp.	2,884	203,957
Willis Towers Watson plc	1,462	352,634
Zurich Insurance Group AG	2,620	1,369,422

		26,460,876

Total Financials		128,332,319

Health Care (6.7%)
Biotechnology (0.9%)
AbbVie, Inc.	24,998	3,873,940
Amgen, Inc.	7,577	2,182,328
Argenx SE (Brussels Stock Exchange)*	972	368,589
Argenx SE (Vienna Stock Exchange)*	86	32,716
Biogen, Inc.*	2,052	530,996
CSL Ltd.	8,645	1,688,694
Genmab A/S*	1,189	379,447
Gilead Sciences, Inc.	17,642	1,429,178
Grifols SA*	5,293	90,307
Incyte Corp.*	2,634	165,389
Moderna, Inc.*	4,697	467,117
Regeneron Pharmaceuticals, Inc.*	1,517	1,332,366
Swedish Orphan Biovitrum AB*	3,472	91,911
Vertex Pharmaceuticals, Inc.*	3,648	1,484,335

		14,117,313

Health Care Equipment & Supplies (1.3%)
Abbott Laboratories	24,570	2,704,420
Alcon, Inc.	8,943	697,959
Align Technology, Inc.*	1,008	276,192
Asahi Intecc Co. Ltd.	3,856	78,446
Baxter International, Inc.	7,183	277,695
Becton Dickinson & Co.	4,108	1,001,654
BioMerieux	782	86,847
Boston Scientific Corp.*	20,731	1,198,459
Carl Zeiss Meditec AG	714	77,908
Cochlear Ltd.	1,194	243,013
Coloplast A/S, Class B	2,467	282,039
Cooper Cos., Inc. (The)	701	265,286
Demant A/S*	1,788	78,376
Dentsply Sirona, Inc.	3,000	106,770
Dexcom, Inc.*	5,471	678,896
DiaSorin SpA	397	40,864
Edwards Lifesciences Corp.*	8,587	654,759
EssilorLuxottica SA	5,277	1,057,919
Fisher & Paykel Healthcare Corp. Ltd.	10,281	153,379
GE HealthCare Technologies, Inc.	5,543	428,585
Getinge AB, Class B	4,058	90,244
Hologic, Inc.*	3,468	247,789
Hoya Corp.	6,337	792,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
IDEXX Laboratories, Inc.*	1,177	$653,294
Insulet Corp.*	989	214,593
Intuitive Surgical, Inc.*	4,985	1,681,740
Koninklijke Philips NV*	14,126	328,808
Medtronic plc	18,839	1,551,957
Olympus Corp.	21,526	311,516
ResMed, Inc.	2,083	358,318
Siemens Healthineers AG (m)	5,093	295,739
Smith & Nephew plc	15,498	213,052
Sonova Holding AG (Registered)	923	301,137
STERIS plc	1,399	307,570
Straumann Holding AG (Registered)	2,017	325,195
Stryker Corp.	4,787	1,433,515
Sysmex Corp.	3,069	171,037
Teleflex, Inc.	665	165,811
Terumo Corp.	12,096	396,509
Zimmer Biomet Holdings, Inc.	2,959	360,110

		20,589,525

Health Care Providers & Services (1.0%)
Amplifon SpA	2,209	76,427
Cardinal Health, Inc.	3,490	351,792
Cencora, Inc.	2,360	484,697
Centene Corp.*	7,564	561,324
Cigna Group (The)	4,143	1,240,621
CVS Health Corp.	18,185	1,435,888
DaVita, Inc.*	763	79,932
EBOS Group Ltd.	2,720	61,040
Elevance Health, Inc.	3,327	1,568,880
Fresenius Medical Care AG	3,644	152,705
Fresenius SE & Co. KGaA	7,495	232,254
HCA Healthcare, Inc.	2,804	758,987
Henry Schein, Inc.*	1,849	139,988
Humana, Inc.	1,743	797,963
Laboratory Corp. of America Holdings	1,202	273,203
McKesson Corp.	1,884	872,254
Molina Healthcare, Inc.*	825	298,081
NMC Health plc (r)*	3,800	—
Quest Diagnostics, Inc.	1,592	219,505
Ramsay Health Care Ltd.	3,253	116,624
Sonic Healthcare Ltd.	7,936	173,488
UnitedHealth Group, Inc.	13,096	6,894,651
Universal Health Services, Inc., Class B	864	131,708

		16,922,012

Health Care Technology (0.0%)†
M3, Inc.	7,831	129,573

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	4,143	576,001
Bachem Holding AG	598	46,216
Bio-Rad Laboratories, Inc., Class A*	296	95,575
Bio-Techne Corp.	2,239	172,761
Charles River Laboratories International, Inc.*	726	171,626
Danaher Corp.	9,311	2,154,007
Eurofins Scientific SE	2,395	155,941
Illumina, Inc.*	2,248	313,012
IQVIA Holdings, Inc.*	2,593	599,968
Lonza Group AG (Registered)	1,335	561,429
Mettler-Toledo International, Inc.*	307	372,379
QIAGEN NV*	4,046	175,983
Revvity, Inc.	1,747	190,965
Sartorius AG (Preference) (q)	481	176,929
Sartorius Stedim Biotech	514	135,900
Thermo Fisher Scientific, Inc.	5,471	2,903,952
Waters Corp.*	837	275,565
West Pharmaceutical Services, Inc.	1,048	369,022

		9,447,231

Pharmaceuticals (2.9%)
Astellas Pharma, Inc.	32,112	383,977
AstraZeneca plc	27,737	3,747,627
Bayer AG (Registered)	17,583	652,784
Bristol-Myers Squibb Co.	28,809	1,478,190
Catalent, Inc.*	2,552	114,661
Chugai Pharmaceutical Co. Ltd.	12,065	457,101
Daiichi Sankyo Co. Ltd.	33,101	908,986
Eisai Co. Ltd.	4,570	228,565
Eli Lilly and Co.	11,290	6,581,167
GSK plc	73,283	1,354,634
Hikma Pharmaceuticals plc	2,941	67,065
Ipsen SA	714	85,049
Johnson & Johnson	34,084	5,342,326
Kyowa Kirin Co. Ltd.	4,791	80,530
Merck & Co., Inc.	35,878	3,911,420
Merck KGaA	2,322	369,382
Novartis AG (Registered)	36,682	3,701,565
Novo Nordisk A/S, Class B	58,401	6,037,546
Ono Pharmaceutical Co. Ltd.	6,886	122,874
Orion OYJ, Class B	1,910	82,803
Otsuka Holdings Co. Ltd.	7,487	280,842
Pfizer, Inc.	79,946	2,301,645
Recordati Industria Chimica e Farmaceutica SpA	1,855	99,995
Roche Holding AG	12,573	3,655,072
Roche Holding AG CHF 1	586	182,130
Sandoz Group AG*	7,274	234,034
Sanofi SA	20,371	2,018,574
Shionogi & Co. Ltd.	4,743	228,673
Takeda Pharmaceutical Co. Ltd.	28,317	814,164
Teva Pharmaceutical Industries Ltd. (ADR)*	19,880	207,547
UCB SA	2,311	201,292
Viatris, Inc.	16,986	183,958
Zoetis, Inc.	6,500	1,282,905

		47,399,083

Total Health Care		108,604,737

Industrials (6.0%)
Aerospace & Defense (0.9%)
Airbus SE	10,609	1,637,076
Axon Enterprise, Inc.*	997	257,555
BAE Systems plc	54,092	765,672
Boeing Co. (The)*	8,052	2,098,834
Dassault Aviation SA	366	72,405
Elbit Systems Ltd.	497	105,425
General Dynamics Corp.	3,207	832,762
Howmet Aerospace, Inc.	5,538	299,717
Huntington Ingalls Industries, Inc.	562	145,918
Kongsberg Gruppen ASA	1,560	71,460

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
L3Harris Technologies, Inc.	2,684	$565,304
Leonardo SpA	7,242	119,402
Lockheed Martin Corp.	3,126	1,416,828
Melrose Industries plc	23,981	173,439
MTU Aero Engines AG	980	211,235
Northrop Grumman Corp.	2,007	939,557
Rheinmetall AG	790	250,299
Rolls-Royce Holdings plc*	149,354	570,551
RTX Corp.	20,359	1,713,006
Saab AB, Class B	1,420	85,543
Safran SA	6,117	1,076,811
Singapore Technologies Engineering Ltd.	27,648	81,493
Textron, Inc.	2,775	223,166
Thales SA	1,898	280,665
TransDigm Group, Inc.	783	792,083

		14,786,206

Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	1,652	142,716
Deutsche Post AG	17,739	878,394
DSV A/S	3,336	585,666
Expeditors International of Washington, Inc.	2,059	261,905
FedEx Corp.	3,275	828,477
Nippon Express Holdings, Inc.	1,286	73,092
SG Holdings Co. Ltd.	5,681	81,549
United Parcel Service, Inc., Class B	10,240	1,610,035
Yamato Holdings Co. Ltd.	4,717	87,164

		4,548,998

Building Products (0.3%)
A.O. Smith Corp.	1,739	143,363
AGC, Inc.	3,430	127,372
Allegion plc	1,243	157,476
Assa Abloy AB, Class B	17,981	517,535
Builders FirstSource, Inc.*	1,747	291,644
Carrier Global Corp.	11,880	682,506
Cie de Saint-Gobain SA	8,208	604,021
Daikin Industries Ltd.	4,721	769,590
Geberit AG (Registered)	603	386,442
Johnson Controls International plc	9,632	555,188
Kingspan Group plc	2,810	243,205
Masco Corp.	3,179	212,929
Nibe Industrier AB, Class B	26,892	188,771
ROCKWOOL A/S, Class B	183	53,550
TOTO Ltd.	2,355	62,015
Trane Technologies plc	3,234	788,773
Xinyi Glass Holdings Ltd.	29,197	32,755

		5,817,135

Commercial Services & Supplies (0.3%)
Brambles Ltd.	24,653	228,477
Cintas Corp.	1,226	738,861
Copart, Inc.*	12,371	606,179
Dai Nippon Printing Co. Ltd.	3,661	108,350
Rentokil Initial plc	44,718	251,255
Republic Services, Inc.	2,896	477,579
Rollins, Inc.	3,975	173,588
Secom Co. Ltd.	3,796	273,393
Securitas AB, Class B	8,727	85,297
TOPPAN Holdings, Inc.	4,374	122,069
Veralto Corp.	3,104	255,335
Waste Management, Inc.	5,190	929,529

		4,249,912

Construction & Engineering (0.2%)
ACS Actividades de Construccion y Servicios SA	3,734	165,545
Bouygues SA	3,383	127,427
Eiffage SA	1,354	145,020
Ferrovial SE	9,214	335,873
Kajima Corp.	7,504	125,413
Obayashi Corp.	11,522	99,694
Quanta Services, Inc.	2,057	443,901
Shimizu Corp.	9,149	60,773
Skanska AB, Class B	6,037	109,145
Taisei Corp.	3,014	103,074
Vinci SA	9,086	1,140,467

		2,856,332

Electrical Equipment (0.6%)
ABB Ltd. (Registered)	28,628	1,269,632
AMETEK, Inc.	3,268	538,861
Eaton Corp. plc	5,654	1,361,596
Emerson Electric Co.	8,072	785,648
Fuji Electric Co. Ltd.	2,251	96,889
Generac Holdings, Inc.*	870	112,439
Hubbell, Inc., Class B	759	249,658
Legrand SA	4,786	497,178
Mitsubishi Electric Corp.	34,291	486,154
Nidec Corp.	7,537	304,420
Prysmian SpA	4,660	211,795
Rockwell Automation, Inc.	1,624	504,219
Schneider Electric SE	9,739	1,954,384
Siemens Energy AG*	9,219	122,128
Vestas Wind Systems A/S*	18,114	574,856

		9,069,857

Ground Transportation (0.5%)
Aurizon Holdings Ltd.	32,663	84,581
Central Japan Railway Co.	12,794	325,204
CSX Corp.	27,979	970,032
East Japan Railway Co.	5,458	314,667
Grab Holdings Ltd., Class A*	33,173	111,793
Hankyu Hanshin Holdings, Inc.	4,060	129,258
JB Hunt Transport Services, Inc.	1,154	230,500
Keisei Electric Railway Co. Ltd.	2,294	108,420
Kintetsu Group Holdings Co. Ltd.	3,214	101,936
MTR Corp. Ltd.	27,556	106,928
Norfolk Southern Corp.	3,202	756,889
Odakyu Electric Railway Co. Ltd.	5,558	84,789
Old Dominion Freight Line, Inc.	1,267	513,553
Tobu Railway Co. Ltd.	3,350	90,023
Tokyu Corp.	8,870	108,264
Uber Technologies, Inc.*	29,137	1,793,965
Union Pacific Corp.	8,631	2,119,946
West Japan Railway Co.	3,896	162,499

		8,113,247

Industrial Conglomerates (0.6%)
3M Co.	7,820	854,882
CK Hutchison Holdings Ltd.	47,548	254,836
DCC plc	1,825	134,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
General Electric Co.	15,410	$1,966,778
Hikari Tsushin, Inc.	392	65,000
Hitachi Ltd.	16,649	1,200,853
Honeywell International, Inc.	9,334	1,957,433
Investment AB Latour, Class B	2,627	68,318
Jardine Cycle & Carriage Ltd.	1,690	38,109
Jardine Matheson Holdings Ltd. (London Stock Exchange)	2,741	116,493
Jardine Matheson Holdings Ltd. (Singapore Stock Exchange)	234	9,643
Keppel Corp. Ltd.	25,825	138,346
Lifco AB, Class B	4,136	101,370
Siemens AG (Registered)	13,601	2,551,319
Smiths Group plc	6,205	139,479

		9,597,269

Machinery (1.1%)
Alfa Laval AB	5,134	205,339
Alstom SA (x)	5,082	68,333
Atlas Copco AB, Class A	48,069	827,120
Atlas Copco AB, Class B	27,697	410,263
Caterpillar, Inc.	7,223	2,135,624
Cummins, Inc.	2,007	480,817
Daifuku Co. Ltd.	5,392	109,083
Daimler Truck Holding AG	9,573	359,527
Deere & Co.	3,792	1,516,307
Dover Corp.	1,981	304,698
Epiroc AB, Class A	11,694	234,435
Epiroc AB, Class B	6,920	121,028
FANUC Corp.	17,090	502,640
Fortive Corp.	4,976	366,383
GEA Group AG	2,930	121,911
Hitachi Construction Machinery Co. Ltd.	1,908	50,433
Hoshizaki Corp.	1,928	70,570
Husqvarna AB, Class B	6,205	51,050
IDEX Corp.	1,071	232,525
Illinois Tool Works, Inc.	3,877	1,015,541
Indutrade AB	4,848	125,838
Ingersoll Rand, Inc.	5,731	443,236
Knorr-Bremse AG	1,287	83,542
Komatsu Ltd.	16,606	434,347
Kone OYJ, Class B	6,142	306,206
Kubota Corp.	17,964	270,416
Makita Corp.	3,975	109,665
Metso OYJ	11,768	119,130
Minebea Mitsumi, Inc.	6,441	132,406
MISUMI Group, Inc.	5,051	85,598
Mitsubishi Heavy Industries Ltd.	5,775	337,530
Nordson Corp.	765	202,082
Otis Worldwide Corp.	5,795	518,479
PACCAR, Inc.*	7,406	723,196
Parker-Hannifin Corp.	1,819	838,013
Pentair plc	2,340	170,141
Rational AG	99	76,449
Sandvik AB	18,920	409,125
Schindler Holding AG	745	186,283
Schindler Holding AG (Registered)	441	104,607
Seatrium Ltd.*	787,029	70,369
SKF AB, Class B	6,047	120,688
SMC Corp.	1,026	551,275
Snap-on, Inc.	747	215,764
Spirax-Sarco Engineering plc	1,353	181,169
Stanley Black & Decker, Inc.	2,171	212,975
Techtronic Industries Co. Ltd.	24,326	289,881
Toyota Industries Corp.	2,662	217,113
VAT Group AG (m)	491	246,069
Volvo AB, Class A	3,553	94,056
Volvo AB, Class B	27,005	700,691
Wartsila OYJ Abp	8,400	121,711
Westinghouse Air Brake Technologies Corp.	2,537	321,945
Xylem, Inc.	3,413	390,311
Yaskawa Electric Corp.	4,259	177,911

		18,771,844

Marine Transportation (0.1%)
AP Moller - Maersk A/S, Class A (x)	58	102,898
AP Moller - Maersk A/S, Class B	87	156,409
Kawasaki Kisen Kaisha Ltd.	2,446	104,952
Kuehne + Nagel International AG (Registered)	982	338,367
Mitsui OSK Lines Ltd.	6,102	195,480
Nippon Yusen KK	8,600	266,600
SITC International Holdings Co. Ltd.	23,800	41,087

		1,205,793

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	9,253	127,136
ANA Holdings, Inc.*	2,835	61,526
Delta Air Lines, Inc.	9,111	366,536
Deutsche Lufthansa AG (Registered)*	10,606	94,230
Japan Airlines Co. Ltd.	2,559	50,363
Qantas Airways Ltd.*	14,994	54,869
Singapore Airlines Ltd.	26,408	131,265
Southwest Airlines Co.	8,440	243,747
United Airlines Holdings, Inc.*	4,644	191,611

		1,321,283

Professional Services (0.5%)
Adecco Group AG (Registered)	2,839	139,309
Automatic Data Processing, Inc.	5,824	1,356,817
BayCurrent Consulting, Inc.	2,344	82,306
Broadridge Financial Solutions, Inc.	1,666	342,779
Bureau Veritas SA	5,233	132,119
Ceridian HCM Holding, Inc.*	2,208	148,201
Computershare Ltd.	9,723	161,602
Equifax, Inc.	1,745	431,521
Experian plc	16,461	671,844
Intertek Group plc	2,863	154,950
Jacobs Solutions, Inc.	1,783	231,433
Leidos Holdings, Inc.	1,947	210,743
Paychex, Inc.	4,552	542,189
Paycom Software, Inc.	694	143,464
Randstad NV	1,958	122,602
Recruit Holdings Co. Ltd.	25,798	1,091,018
RELX plc (London Stock Exchange)	4,416	175,057
RELX plc (Turquoise Stock Exchange)	29,396	1,162,420
Robert Half, Inc.	1,499	131,792
SGS SA (Registered)	2,718	234,426
Teleperformance SE	1,085	158,168
Verisk Analytics, Inc.	2,053	490,380

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Wolters Kluwer NV	4,448	$631,965

		8,947,105

Trading Companies & Distributors (0.4%)
AerCap Holdings NV*	3,583	266,289
Ashtead Group plc	7,859	547,155
Beijer Ref AB, Class B (x)	6,830	91,351
Brenntag SE	2,489	228,666
Bunzl plc	6,129	249,213
Fastenal Co.	8,090	523,989
IMCD NV	1,045	181,754
ITOCHU Corp.	21,272	870,040
Marubeni Corp.	25,617	404,876
Mitsubishi Corp.	61,740	986,745
Mitsui & Co. Ltd.	23,162	870,300
MonotaRO Co. Ltd.	4,448	48,565
Reece Ltd.	4,012	61,214
Sumitomo Corp.	18,556	404,810
Toyota Tsusho Corp.	3,858	227,321
United Rentals, Inc.	960	550,483
WW Grainger, Inc.	625	517,931

		7,030,702

Transportation Infrastructure (0.1%)
Aena SME SA (m)	1,361	246,556
Aeroports de Paris SA	620	80,217
Auckland International Airport Ltd.	23,721	131,958
Getlink SE	6,343	115,994
Transurban Group	55,258	516,258

		1,090,983

Total Industrials		97,406,666

Information Technology (11.6%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	3,568	840,300
Cisco Systems, Inc.	57,350	2,897,322
F5, Inc.*	845	151,238
Juniper Networks, Inc.	4,515	133,102
Motorola Solutions, Inc.	2,350	735,762
Nokia OYJ	96,766	326,029
Telefonaktiebolaget LM Ericsson, Class B	51,962	325,134

		5,408,887

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	8,452	837,847
Azbil Corp.	2,039	67,475
CDW Corp.	1,897	431,226
Corning, Inc.	10,872	331,052
Halma plc	6,736	196,105
Hamamatsu Photonics KK	2,489	102,384
Hexagon AB, Class B	36,841	441,790
Hirose Electric Co. Ltd.	546	61,822
Ibiden Co. Ltd.	1,999	110,796
Jabil, Inc.	1,812	230,849
Keyence Corp.	3,482	1,534,056
Keysight Technologies, Inc.*	2,514	399,952
Kyocera Corp.	23,152	337,921
Murata Manufacturing Co. Ltd.	30,840	654,639
Omron Corp.	3,110	145,200
Shimadzu Corp.	4,203	117,505
TDK Corp.	7,010	333,945
TE Connectivity Ltd.	4,400	618,200
Teledyne Technologies, Inc.*	668	298,122
Trimble, Inc.*	3,522	187,370
Yokogawa Electric Corp.	4,051	77,256
Zebra Technologies Corp., Class A*	727	198,711

		7,714,223

IT Services (0.6%)
Accenture plc, Class A	8,886	3,118,186
Akamai Technologies, Inc.*	2,136	252,796
Bechtle AG	1,453	72,807
Capgemini SE	2,796	582,604
Cognizant Technology Solutions Corp., Class A	7,099	536,187
EPAM Systems, Inc.*	817	242,927
Fujitsu Ltd.	3,158	476,500
Gartner, Inc.*	1,104	498,025
International Business Machines Corp.	12,929	2,114,538
NEC Corp.	4,451	263,587
Nomura Research Institute Ltd.	6,847	199,146
NTT Data Group Corp.	11,199	158,772
Obic Co. Ltd.	1,271	219,000
Otsuka Corp.	2,022	83,361
SCSK Corp.	2,774	55,008
TIS, Inc.	3,903	86,004
VeriSign, Inc.*	1,258	259,098
Wix.com Ltd.*	1,008	124,004

		9,342,550

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Micro Devices, Inc.*	22,876	3,372,151
Advantest Corp.	13,759	468,099
Analog Devices, Inc.	7,055	1,400,841
Applied Materials, Inc.	11,844	1,919,557
ASM International NV	844	437,868
ASML Holding NV	7,215	5,429,740
BE Semiconductor Industries NV	1,404	211,490
Broadcom, Inc.	6,215	6,937,494
Disco Corp.	1,658	411,325
Enphase Energy, Inc.*	1,933	255,427
First Solar, Inc.*	1,513	260,660
Infineon Technologies AG	23,371	975,256
Intel Corp.	59,693	2,999,573
KLA Corp.	1,925	1,119,002
Lam Research Corp.	1,866	1,461,563
Lasertec Corp.	1,362	359,046
Microchip Technology, Inc.	7,660	690,779
Micron Technology, Inc.	15,547	1,326,781
Monolithic Power Systems, Inc.	678	427,669
NVIDIA Corp.	34,972	17,318,834
NXP Semiconductors NV	3,650	838,332
ON Semiconductor Corp. (x)*	6,098	509,366
Qorvo, Inc.*	1,378	155,176
QUALCOMM, Inc.	15,759	2,279,224
Renesas Electronics Corp.*	26,286	475,199
Rohm Co. Ltd.	5,898	113,045
Skyworks Solutions, Inc.	2,257	253,732
STMicroelectronics NV	12,237	611,216
SUMCO Corp.	6,213	93,173
Teradyne, Inc.	2,165	234,946

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	12,859	$2,191,945
Tokyo Electron Ltd.	8,441	1,511,897

		57,050,406

Software (4.1%)
Adobe, Inc.*	6,446	3,845,684
ANSYS, Inc.*	1,229	445,979
Autodesk, Inc.*	3,027	737,014
Cadence Design Systems, Inc.*	3,852	1,049,169
Check Point Software Technologies Ltd.*	1,696	259,132
CyberArk Software Ltd.*	767	168,011
Dassault Systemes SE	11,995	585,755
Fair Isaac Corp.*	350	407,403
Fortinet, Inc.*	9,024	528,175
Gen Digital, Inc.	7,983	182,172
Intuit, Inc.	3,968	2,480,119
Microsoft Corp.	105,230	39,570,689
Monday.com Ltd.*	476	89,398
Nemetschek SE	1,082	93,742
Nice Ltd.*	1,149	231,384
Oracle Corp.	682	52,577
Oracle Corp. (Moscow Stock Exchange)	22,496	2,371,753
Palo Alto Networks, Inc.*	4,401	1,297,767
PTC, Inc.*	1,683	294,458
Roper Technologies, Inc.	1,512	824,297
Sage Group plc (The)	18,189	271,840
Salesforce, Inc.*	13,776	3,625,017
SAP SE	18,688	2,877,559
ServiceNow, Inc.*	2,903	2,050,940
Synopsys, Inc.*	2,153	1,108,601
Temenos AG (Registered)	1,194	111,045
Trend Micro, Inc.*	2,374	127,085
Tyler Technologies, Inc.*	596	249,199
WiseTech Global Ltd.	3,061	157,216
Xero Ltd.*	2,628	201,112

		66,294,292

Technology Hardware, Storage & Peripherals (2.6%)
Apple, Inc.	206,993	39,852,362
Brother Industries Ltd.	4,116	65,696
Canon, Inc.	17,946	460,741
FUJIFILM Holdings Corp.	6,708	403,099
Hewlett Packard Enterprise Co.	18,164	308,425
HP, Inc.	12,314	370,528
Logitech International SA (Registered)	2,977	282,320
NetApp, Inc.	2,956	260,601
Ricoh Co. Ltd.	9,734	74,765
Seagate Technology Holdings plc	2,754	235,109
Seiko Epson Corp.	5,124	76,697
Western Digital Corp.*	4,591	240,431

		42,630,774

Total Information Technology		188,441,132

Materials (2.3%)
Chemicals (1.1%)
Air Liquide SA	9,373	1,822,371
Air Products and Chemicals, Inc.	3,145	861,101
Akzo Nobel NV	3,093	255,474
Albemarle Corp.	1,662	240,126
Arkema SA	1,114	126,669
Asahi Kasei Corp.	22,261	164,037
BASF SE	15,973	860,157
Celanese Corp.	1,418	220,315
CF Industries Holdings, Inc.	2,705	215,048
Chr Hansen Holding A/S	1,935	162,246
Clariant AG (Registered)	3,828	56,529
Corteva, Inc.	9,978	478,146
Covestro AG (m)*	3,522	204,826
Croda International plc	2,565	165,109
Dow, Inc.	9,931	544,616
DSM-Firmenich AG	3,353	340,542
DuPont de Nemours, Inc.	6,089	468,427
Eastman Chemical Co.	1,679	150,808
Ecolab, Inc.	3,583	710,688
EMS-Chemie Holding AG (Registered)	133	107,690
Evonik Industries AG	4,169	85,144
FMC Corp.	1,766	111,346
Givaudan SA (Registered)	166	687,645
ICL Group Ltd.	13,727	69,421
International Flavors & Fragrances, Inc.	3,614	292,626
JSR Corp.	3,143	89,609
Linde plc	6,865	2,819,524
LyondellBasell Industries NV, Class A	3,628	344,950
Mitsubishi Chemical Group Corp.	22,719	139,214
Mitsui Chemicals, Inc.	3,028	89,809
Mosaic Co. (The)	4,628	165,358
Nippon Paint Holdings Co. Ltd.	16,825	136,032
Nippon Sanso Holdings Corp.	3,074	82,322
Nissan Chemical Corp.	2,245	87,666
Nitto Denko Corp.	2,595	194,165
Novozymes A/S, Class B	3,726	204,765
OCI NV	1,872	54,227
Orica Ltd.	8,082	87,789
PPG Industries, Inc.	3,339	499,347
Sherwin-Williams Co. (The)	3,334	1,039,875
Shin-Etsu Chemical Co. Ltd.	32,601	1,368,086
Sika AG (Registered)	2,729	888,089
Sumitomo Chemical Co. Ltd.	24,975	60,932
Syensqo SA*	1,359	141,415
Symrise AG, Class A	2,401	264,104
Toray Industries, Inc.	24,608	127,944
Tosoh Corp.	4,614	58,935
Umicore SA	3,716	102,147
Wacker Chemie AG	324	40,883
Yara International ASA	2,938	104,450

		18,592,744

Construction Materials (0.2%)
CRH plc	12,662	873,154
Heidelberg Materials AG	2,499	223,295
Holcim AG	9,328	732,221
James Hardie Industries plc (CHDI)*	7,809	300,608
Martin Marietta Materials, Inc.	875	436,546
Vulcan Materials Co.	1,881	427,006

		2,992,830

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	20,464	$197,273
Avery Dennison Corp.	1,140	230,462
Ball Corp.	4,464	256,769
International Paper Co.	4,899	177,099
Packaging Corp. of America	1,269	206,733
SIG Group AG	5,426	124,836
Smurfit Kappa Group plc (x)	4,616	182,838
Westrock Co.	3,630	150,718

		1,526,728

Metals & Mining (0.8%)
Anglo American plc	22,740	571,189
Antofagasta plc	6,997	149,790
ArcelorMittal SA	9,079	257,334
BHP Group Ltd. (ASE Stock Exchange)	39,522	1,357,656
BHP Group Ltd. (London Stock Exchange)	51,187	1,754,778
BlueScope Steel Ltd.	8,084	128,907
Boliden AB	4,853	151,325
Endeavour Mining plc	3,290	73,681
Fortescue Ltd.	30,117	595,584
Freeport-McMoRan, Inc.	20,303	864,299
Glencore plc	186,898	1,124,682
IGO Ltd.	12,093	74,579
JFE Holdings, Inc.	10,298	159,765
Mineral Resources Ltd.	3,105	148,113
Newmont Corp.	16,318	675,402
Nippon Steel Corp.	15,388	352,505
Norsk Hydro ASA	23,543	158,500
Northern Star Resources Ltd.	20,410	189,850
Nucor Corp.	3,481	605,833
Pilbara Minerals Ltd. (x)	51,163	137,717
Rio Tinto Ltd.	6,648	614,578
Rio Tinto plc	20,151	1,500,545
South32 Ltd.	80,658	183,031
Steel Dynamics, Inc.	2,154	254,387
Sumitomo Metal Mining Co. Ltd.	4,386	132,078
voestalpine AG	2,059	64,918

		12,281,026

Paper & Forest Products (0.1%)
Holmen AB, Class B	1,364	57,570
Mondi plc	8,616	168,854
Oji Holdings Corp.	15,300	58,921
Stora Enso OYJ, Class R	10,323	142,736
Svenska Cellulosa AB SCA, Class B	10,751	161,062
UPM-Kymmene OYJ	9,614	361,492

		950,635

Total Materials		36,343,963

Real Estate (1.3%)
Diversified REITs (0.0%)†
Covivio SA (REIT)	896	48,151
Daiwa House REIT Investment Corp. (REIT)	43	76,760
GPT Group (The) (REIT)	33,991	107,477
KDX Realty Investment Corp. (REIT)	75	85,532
Land Securities Group plc (REIT)	12,500	112,297
Mirvac Group (REIT)	70,019	99,723
Nomura Real Estate Master Fund, Inc. (REIT)	76	88,936
Stockland (REIT)	42,360	128,455

		747,331

Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	7,746	153,371
Ventas, Inc. (REIT)	5,697	283,938
Welltower, Inc. (REIT)	7,836	706,572

		1,143,881

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	9,988	194,466

Industrial REITs (0.2%)
CapitaLand Ascendas REIT (REIT)	66,134	151,836
GLP J-REIT (REIT)	89	88,684
Goodman Group (REIT)	30,588	527,358
Mapletree Logistics Trust (REIT)	61,354	80,891
Nippon Prologis REIT, Inc. (REIT)	41	78,918
Prologis, Inc. (REIT)	13,082	1,743,831
Segro plc (REIT)	20,645	233,258
Warehouses De Pauw CVA (REIT)	2,940	92,500

		2,997,276

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	2,214	280,669
Boston Properties, Inc. (REIT)	2,044	143,428
Dexus (REIT)	19,085	99,882
Gecina SA (REIT)	861	104,650
Japan Real Estate Investment Corp. (REIT)	23	95,262
Nippon Building Fund, Inc. (REIT)	28	121,333

		845,224

Real Estate Management & Development (0.3%)
Azrieli Group Ltd.	753	48,709
CapitaLand Investment Ltd.	46,135	110,465
CBRE Group, Inc., Class A*	4,315	401,683
City Developments Ltd.	8,812	44,402
CK Asset Holdings Ltd.	33,920	170,284
CoStar Group, Inc.*	5,782	505,289
Daito Trust Construction Co. Ltd.	1,146	132,887
Daiwa House Industry Co. Ltd.	10,708	324,430
ESR Group Ltd. (m)	38,858	53,745
Fastighets AB Balder, Class B*	11,569	82,036
Hang Lung Properties Ltd.	31,886	44,429
Henderson Land Development Co. Ltd.	25,705	79,171
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	19,519	64,803
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	94	327
Hulic Co. Ltd.	6,813	71,343
LEG Immobilien SE*	1,315	115,148
Mitsubishi Estate Co. Ltd.	19,974	275,245
Mitsui Fudosan Co. Ltd.	16,002	392,446
New World Development Co. Ltd.	26,748	41,517
Nomura Real Estate Holdings, Inc.	1,948	51,242
Sagax AB, Class B	3,500	96,262
Sino Land Co. Ltd.	65,197	70,887

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sumitomo Realty & Development Co. Ltd.	5,068	$150,746
Sun Hung Kai Properties Ltd.	25,676	277,690
Swire Pacific Ltd., Class A	7,572	64,098
Swire Properties Ltd.	20,735	41,956
Swiss Prime Site AG (Registered)	1,412	150,845
UOL Group Ltd.	8,188	38,962
Vonovia SE	13,190	415,574
Wharf Holdings Ltd. (The)	19,100	61,518
Wharf Real Estate Investment Co. Ltd.	29,536	99,859

		4,477,998

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	2,011	376,499
Camden Property Trust (REIT)	1,512	150,127
Equity Residential (REIT)	4,893	299,256
Essex Property Trust, Inc. (REIT)	909	225,377
Invitation Homes, Inc. (REIT)	8,145	277,826
Mid-America Apartment Communities, Inc. (REIT)	1,652	222,128
UDR, Inc. (REIT)	4,285	164,073

		1,715,286

Retail REITs (0.2%)
CapitaLand Integrated Commercial Trust (REIT)	94,333	147,245
Federal Realty Investment Trust (REIT)	1,040	107,172
Japan Metropolitan Fund Invest (REIT)	132	95,396
Kimco Realty Corp. (REIT)	8,777	187,038
Klepierre SA (REIT)	3,817	103,996
Link REIT (REIT)	44,792	251,537
Mapletree Pan Asia Commercial Trust (REIT)	41,786	49,709
Realty Income Corp. (REIT)	10,250	588,555
Regency Centers Corp. (REIT)	2,326	155,842
Scentre Group (REIT)	92,103	187,663
Simon Property Group, Inc. (REIT)	4,619	658,854
Unibail - Rodamco-Westfield (REIT)*	2,097	154,919
Vicinity Ltd. (REIT)	68,663	95,452

		2,783,378

Specialized REITs (0.4%)
American Tower Corp. (REIT)	6,600	1,424,808
Crown Castle, Inc. (REIT)	6,145	707,843
Digital Realty Trust, Inc. (REIT)	4,288	577,079
Equinix, Inc. (REIT)	1,329	1,070,363
Extra Space Storage, Inc. (REIT)	2,991	479,547
Iron Mountain, Inc. (REIT)	4,134	289,297
Public Storage (REIT)	2,241	683,505
SBA Communications Corp. (REIT)	1,528	387,639
VICI Properties, Inc. (REIT), Class A	14,648	466,978
Weyerhaeuser Co. (REIT)	10,336	359,383

		6,446,442

Total Real Estate		21,351,282

Utilities (1.5%)
Electric Utilities (0.9%)
Acciona SA	474	69,752
Alliant Energy Corp.	3,613	185,347
American Electric Power Co., Inc.	7,446	604,764
BKW AG	404	71,813
Chubu Electric Power Co., Inc.	11,433	147,697
CK Infrastructure Holdings Ltd.	11,161	61,747
CLP Holdings Ltd.	29,083	240,046
Constellation Energy Corp.	4,522	528,577
Duke Energy Corp.	10,912	1,058,900
Edison International	5,427	387,976
EDP - Energias de Portugal SA	55,684	280,007
Elia Group SA/NV	521	65,165
Endesa SA	5,636	114,856
Enel SpA	145,552	1,081,391
Entergy Corp.	2,994	302,963
Evergy, Inc.	3,253	169,807
Eversource Energy	4,946	305,267
Exelon Corp.	14,094	505,975
FirstEnergy Corp.	7,312	268,058
Fortum OYJ	7,960	114,764
Iberdrola SA	107,631	1,410,384
Kansai Electric Power Co., Inc. (The)	12,493	165,864
Mercury NZ Ltd.	12,304	51,335
NextEra Energy, Inc.	29,049	1,764,436
NRG Energy, Inc.	3,197	165,285
Origin Energy Ltd.	30,570	176,446
Orsted A/S (m)	3,356	186,022
PG&E Corp.	30,208	544,650
Pinnacle West Capital Corp.	1,606	115,375
Power Assets Holdings Ltd.	24,560	142,324
PPL Corp.	10,437	282,843
Redeia Corp. SA	7,201	118,528
Southern Co. (The)	15,442	1,082,793
SSE plc	19,565	462,859
Terna - Rete Elettrica Nazionale	24,967	208,206
Tokyo Electric Power Co. Holdings, Inc.*	27,090	141,886
Verbund AG	1,262	117,097
Xcel Energy, Inc.	7,813	483,703

		14,184,908

Gas Utilities (0.1%)
APA Group	22,346	130,044
Atmos Energy Corp.	2,103	243,738
Enagas SA (x)	4,416	74,417
Hong Kong & China Gas Co. Ltd.	198,652	152,134
Naturgy Energy Group SA	2,236	66,648
Osaka Gas Co. Ltd.	6,654	138,979
Snam SpA	35,783	183,885
Tokyo Gas Co. Ltd.	6,615	151,910

		1,141,755

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	9,481	182,509
Corp. ACCIONA Energias Renovables SA	1,168	36,207
EDP Renovaveis SA	5,451	111,477
Meridian Energy Ltd.	22,919	80,265
RWE AG	11,335	515,296

		925,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Multi-Utilities (0.4%)
Ameren Corp.	3,723	$269,322
CenterPoint Energy, Inc.	8,937	255,330
Centrica plc	96,097	172,282
CMS Energy Corp.	4,131	239,887
Consolidated Edison, Inc.	4,888	444,662
Dominion Energy, Inc.	11,848	556,856
DTE Energy Co.	2,919	321,849
E.ON SE	39,839	534,360
Engie SA	32,697	574,574
National Grid plc	66,001	890,076
NiSource, Inc.	5,851	155,344
Public Service Enterprise Group, Inc.	7,055	431,413
Sembcorp Industries Ltd.	15,800	63,571
Sempra	8,910	665,845
Veolia Environnement SA	12,220	385,282
WEC Energy Group, Inc.	4,466	375,903

		6,336,556

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,757	363,896
Severn Trent plc	4,771	156,838
United Utilities Group plc	12,100	163,410

		684,144

Total Utilities		23,273,117

Total Common Stocks (52.8%) (Cost $423,227,464)		856,323,910

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Government Agency Securities (2.3%)
FHLB
2.500%, 2/13/24	$2,250,000	2,242,011
3.250%, 11/16/28	5,940,000	5,790,343
FHLMC
6.750%, 3/15/31	2,759,000	3,219,655
6.250%, 7/15/32	5,522,000	6,418,137
FNMA
1.875%, 9/24/26	8,398,000	7,923,066
7.250%, 5/15/30	10,000,000	11,823,427

Total U.S. Government Agency Securities		37,416,639

U.S. Treasury Obligations (35.2%)
U.S. Treasury Bonds
6.000%, 2/15/26	8,713,000	8,994,811
6.125%, 11/15/27	18,708,100	20,160,902
5.250%, 11/15/28	23,441,400	24,840,559
U.S. Treasury Notes
2.125%, 5/15/25	11,422,700	11,058,155
2.000%, 8/15/25#	28,925,400	27,833,917
0.250%, 8/31/25	8,355,400	7,801,202
2.250%, 11/15/25	3,495,500	3,366,740
0.375%, 12/31/25	9,925,800	9,200,364
0.375%, 1/31/26	14,152,800	13,070,332
1.625%, 2/15/26	12,939,100	12,260,808
0.500%, 2/28/26	6,797,400	6,279,629
0.750%, 4/30/26	3,326,000	3,077,070
0.750%, 5/31/26	24,585,400	22,695,397
1.500%, 8/15/26	22,287,200	20,854,202
0.750%, 8/31/26	6,812,400	6,246,119
0.875%, 9/30/26	6,837,700	6,280,534
2.000%, 11/15/26	45,228,500	42,776,270
1.250%, 12/31/26	8,201,200	7,571,373
1.500%, 1/31/27	6,580,200	6,110,333
2.250%, 2/15/27	12,890,700	12,236,095
1.875%, 2/28/27	6,847,700	6,421,859
2.375%, 5/15/27	26,341,100	25,024,045
2.250%, 8/15/27	24,314,100	22,933,134
2.250%, 11/15/27	24,429,600	22,977,185
3.875%, 12/31/27	9,807,700	9,796,973
2.750%, 2/15/28	5,963,500	5,701,665
4.000%, 2/29/28	9,855,300	9,893,798
3.500%, 4/30/28	18,603,400	18,321,443
2.875%, 5/15/28	8,942,200	8,580,321
3.625%, 5/31/28	7,186,600	7,115,857
4.000%, 6/30/28	4,387,500	4,411,837
2.875%, 8/15/28	1,412,600	1,352,675
4.375%, 8/31/28	7,191,400	7,349,836
4.625%, 9/30/28	6,018,300	6,217,186
4.875%, 10/31/28	1,409,600	1,472,481
3.125%, 11/15/28	3,406,400	3,293,297
4.375%, 11/30/28	6,858,800	7,024,912
2.625%, 2/15/29	7,103,500	6,695,049
2.375%, 5/15/29	7,176,400	6,660,036
1.625%, 8/15/29	5,349,800	4,766,337
1.500%, 2/15/30	4,863,300	4,241,330
0.625%, 5/15/30	21,873,000	17,899,975
0.625%, 8/15/30	15,094,900	12,257,531
1.625%, 5/15/31	13,136,200	11,280,712
1.250%, 8/15/31	3,250,000	2,693,945
1.375%, 11/15/31	9,648,000	8,024,423
1.875%, 2/15/32	11,983,700	10,319,090
2.875%, 5/15/32	11,419,200	10,600,230
2.750%, 8/15/32	8,043,500	7,378,655
4.125%, 11/15/32	6,754,400	6,876,824
3.500%, 2/15/33	5,397,700	5,243,360
3.375%, 5/15/33	7,338,500	7,057,573
3.875%, 8/15/33	7,424,500	7,430,301

Total U.S. Treasury Obligations		570,028,687

Total Long-Term Debt Securities (37.5%) (Cost $641,384,798)		607,445,326

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	45,600	45,600
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	13,767	13,767
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	314,080	314,080

Total Investment Companies		373,447

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (2.0%)
U.S. Treasury Bills 5.13%, 3/21/24 (p)	$32,152,500	$31,785,820

Total Short-Term Investments (2.0%) (Cost $32,153,300)		32,159,267

Total Investments in Securities (92.3%) (Cost $1,096,765,562)		1,495,928,503
Other Assets Less Liabilities (7.7%)		125,431,861

Net Assets (100%)		$1,621,360,364

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $19,202,010.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $4,035,923 or 0.2% of net assets.

(p)	Yield to maturity.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $1,155,939. This was collateralized by $837,842 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.250%, maturing 4/15/24 - 2/15/52 and by cash of $373,447 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CHDI	— Clearing House Electronic Subregister System
(CHESS)	Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
EUR	— European Currency Unit
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.4%
Austria	0.0	#
Belgium	0.2
Brazil	0.0	#
Burkina Faso	0.0	#
Chile	0.0	#
China	0.1
Denmark	0.6
Finland	0.2
France	1.8
Germany	1.5
Hong Kong	0.4
Ireland	0.1
Israel	0.1
Italy	0.4
Japan	4.0
Jordan	0.0	#
Luxembourg	0.0	#
Macau	0.0	#
Netherlands	1.0
New Zealand	0.1
Norway	0.1
Portugal	0.0	#
Singapore	0.3
South Africa	0.0	#
South Korea	0.0	#
Spain	0.5
Sweden	0.6
Switzerland	1.2
United Arab Emirates	0.0	#
United Kingdom	2.0
United States	75.7
Cash and Other	7.7

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	515	3/2024	EUR	25,828,511	(230,512)
MSCI EAFE E-Mini Index	12	3/2024	USD	1,351,440	41,506
Russell 2000 E-Mini Index	662	3/2024	USD	67,778,870	5,234,275
S&P 500 E-Mini Index	102	3/2024	USD	24,582,000	182,920
S&P Midcap 400 E-Mini Index	239	3/2024	USD	67,147,050	3,732,702
TOPIX Index	76	3/2024	JPY	12,752,908	109,640

					9,070,531

Short Contracts
FTSE 100 Index	(113)	3/2024	GBP	(11,172,110)	(247,565)
SPI 200 Index	(107)	3/2024	AUD	(13,826,535)	(181,316)
U.S. Treasury 2 Year Note	(145)	3/2024	USD	(29,857,539)	(236,161)
U.S. Treasury 5 Year Note	(66)	3/2024	USD	(7,179,047)	(154,254)
U.S. Treasury 10 Year Note	(264)	3/2024	USD	(29,803,125)	(818,938)

					(1,638,234)

					7,432,297

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	18,569,000	USD	19,686,297	Bank of America	1/10/2024	818,466
EUR	5,742,517	USD	6,127,574	Barclays Bank plc	1/10/2024	213,584
EUR	12,891,164	USD	14,201,689	BNP Paribas	1/10/2024	33,340
EUR	4,684,169	USD	5,107,740	Deutsche Bank AG	1/10/2024	64,740
EUR	14,037,607	USD	15,410,601	HSBC Bank plc	1/10/2024	90,384
EUR	10,667	USD	11,407	JPMorgan Chase Bank	1/10/2024	372
EUR	6,775,212	USD	7,188,541	Morgan Stanley	1/10/2024	292,966
NZD	3,661,942	USD	2,136,077	Barclays Bank plc	1/11/2024	178,851
NZD	17,720,217	USD	10,323,772	BNP Paribas	1/11/2024	878,212
NZD	3,600,410	USD	2,177,942	Deutsche Bank AG	1/11/2024	98,088
NZD	8,409,889	USD	5,230,985	JPMorgan Chase Bank	1/11/2024	85,397
JPY	1,326,848,306	USD	9,022,469	Bank of America	1/12/2024	401,279
JPY	382,799,062	USD	2,585,864	Deutsche Bank AG	1/12/2024	132,910
JPY	1,671,342,442	USD	11,382,243	Goldman Sachs Bank USA	1/12/2024	488,224
AUD	28,207,802	USD	18,429,716	Barclays Bank plc	1/25/2024	807,312
AUD	2,474,601	USD	1,648,109	Goldman Sachs Bank USA	1/25/2024	39,508
GBP	4,344,695	USD	5,524,184	Bank of America	1/25/2024	14,502
GBP	21,996,199	USD	27,820,710	Goldman Sachs Bank USA	1/25/2024	220,391
GBP	592,156	USD	750,414	Morgan Stanley	1/25/2024	4,476
NOK	202,937,281	USD	18,714,853	Bank of America	2/16/2024	1,281,044

Total unrealized appreciation						6,144,046

USD	51,154,789	EUR	48,102,855	Bank of America	1/10/2024	(1,962,645)
USD	3,449,216	EUR	3,163,490	Barclays Bank plc	1/10/2024	(44,058)
USD	7,952,712	EUR	7,414,951	Goldman Sachs Bank USA	1/10/2024	(235,226)
USD	12,589,637	EUR	11,753,318	JPMorgan Chase Bank	1/10/2024	(388,929)
USD	12,450,914	NZD	20,266,614	Barclays Bank plc	1/11/2024	(360,796)
USD	6,477,453	JPY	955,182,054	Bank of America	1/12/2024	(306,589)
USD	31,821,413	JPY	4,548,157,232	JPMorgan Chase Bank	1/12/2024	(481,214)
USD	23,256,761	CHF	20,598,513	Deutsche Bank AG	1/18/2024	(1,274,755)
USD	2,780,091	AUD	4,144,472	Barclays Bank plc	1/25/2024	(46,337)
USD	13,443,953	GBP	10,727,871	Bank of America	1/25/2024	(232,105)
USD	5,519,396	GBP	4,443,110	Morgan Stanley	1/25/2024	(144,751)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	961,539	CHF	841,698	Bank of America	2/15/2024	(43,811)
USD	1,041,012	CHF	888,499	Citibank NA	2/15/2024	(20,239)
USD	8,506,771	NOK	90,426,307	Bank of America	2/16/2024	(403,150)
USD	9,856,638	NOK	101,540,781	JPMorgan Chase Bank	2/16/2024	(148,418)
USD	8,805,535	SEK	91,393,832	Barclays Bank plc	2/16/2024	(272,361)

Total unrealized depreciation						(6,365,384)

Net unrealized depreciation						(221,338)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$48,905,976	$11,524,845	$—		$60,430,821
Consumer Discretionary	61,576,027	34,130,530	—		95,706,557
Consumer Staples	35,142,810	26,735,370	—		61,878,180
Energy	22,037,621	12,517,515	—		34,555,136
Financials	73,609,119	54,723,200	—		128,332,319
Health Care	71,741,188	36,863,549	—	(a)	108,604,737
Industrials	50,434,477	46,972,189	—		97,406,666
Information Technology	164,242,299	24,198,833	—		188,441,132
Materials	13,644,828	22,699,135	—		36,343,963
Real Estate	14,337,239	7,014,043	—		21,351,282
Utilities	13,263,273	10,009,844	—		23,273,117
Forward Currency Contracts	—	6,144,046	—		6,144,046
Futures	9,301,043	—	—		9,301,043
Short-Term Investments
Investment Companies	373,447	—	—		373,447
U.S. Treasury Obligation	—	31,785,820	—		31,785,820
U.S. Government Agency Securities	—	37,416,639	—		37,416,639
U.S. Treasury Obligations	—	570,028,687	—		570,028,687

Total Assets	$578,609,347	$932,764,245	$—		$1,511,373,592

Liabilities:
Forward Currency Contracts	$—	$(6,365,384)	$—		$(6,365,384)
Futures	(1,868,746)	—	—		(1,868,746)

Total Liabilities	$(1,868,746)	$(6,365,384)	$—		$(8,234,130)

Total	$576,740,601	$926,398,861	$—		$1,503,139,462

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$6,144,046
Equity contracts	Receivables, Net assets - Unrealized appreciation	9,301,043	*

Total		$15,445,089

	Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$(1,209,353	)*
Foreign exchange contracts	Payables	(6,365,384)
Equity contracts	Payables, Net assets - Unrealized depreciation	(659,393	)*

Total		$(8,234,130)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(539,404)	$—	$(539,404)
Foreign exchange contracts	—	3,832,230	3,832,230
Equity contracts	(12,049,084)	—	(12,049,084)

Total	$(12,588,488)	$3,832,230	$(8,756,258)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(1,303,328)	$—	$(1,303,328)
Foreign exchange contracts	—	(521,847)	(521,847)
Equity contracts	8,877,490	—	8,877,490

Total	$7,574,162	$(521,847)	$7,052,315

^ The Portfolio held forward foreign currency contracts and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$147,279,000
Average notional value of contracts — short	119,551,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$131,141,000
Average settlement value sold — in USD	181,729,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$2,515,291	$(2,515,291)	$—	$—
Barclays Bank plc	1,199,747	(723,552)	—	476,195
BNP Paribas	911,552	—	—	911,552
Deutsche Bank AG	295,738	(295,738)	—	—
Goldman Sachs Bank USA	748,123	(235,226)	—	512,897
HSBC Bank plc	90,384	—	—	90,384
JPMorgan Chase Bank	85,769	(85,769)	—	—
Morgan Stanley	297,442	(144,751)	—	152,691

Total	$6,144,046	$(4,000,327)	$—	$2,143,719

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$2,948,300	$(2,515,291)	$—	$433,009
Barclays Bank plc	723,552	(723,552)	—	—
Citibank NA	20,239	—	—	20,239
Deutsche Bank AG	1,274,755	(295,738)	—	979,017
Goldman Sachs Bank USA	235,226	(235,226)	—	—
JPMorgan Chase Bank	1,018,561	(85,769)	—	932,792
Morgan Stanley	144,751	(144,751)	—	—

Total	$6,365,384	$(4,000,327)	$—	$2,365,057

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$63,107,623
Long-term U.S. government debt securities	120,629,327

$183,736,950

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$284,985,706
Long-term U.S. government debt securities	123,875,323

$408,861,029

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$490,108,643
Aggregate gross unrealized depreciation	(97,398,487)

Net unrealized appreciation	$392,710,156

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,110,429,306

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,096,765,562)	$1,495,928,503
Cash	129,798,585
Foreign cash (Cost $756,661)	773,558
Dividends, interest and other receivables	6,220,083
Unrealized appreciation on forward foreign currency contracts	6,144,046
Receivable for Portfolio shares sold	166,988
Securities lending income receivable	1,369
Other assets	10,395

Total assets	1,639,043,527

LIABILITIES
Payable for securities purchased	7,023,304
Unrealized depreciation on forward foreign currency contracts	6,365,384
Due to broker for futures variation margin	1,695,169
Investment management fees payable	964,725
Payable for Portfolio shares repurchased	717,640
Payable for return of collateral on securities loaned	373,447
Distribution fees payable – Class IB	333,713
Administrative fees payable	173,607
Accrued expenses	36,174

Total liabilities	17,683,163

Commitments and contingent liabilities^
NET ASSETS	$1,621,360,364

Net assets were comprised of:
Paid in capital	$1,440,864,857
Total distributable earnings (loss)	180,495,507

Net assets	$1,621,360,364

Class IB
Net asset value, offering and redemption price per share, $1,621,360,364 / 131,969,524 shares outstanding (unlimited amount authorized: $0.01 par value)	$12.29

(x)	Includes value of securities on loan of $1,155,939.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $1,241,506 foreign withholding tax)	$19,809,758
Interest	14,096,169
Securities lending (net)	68,472

Total income	33,974,399

EXPENSES
Investment management fees	11,424,883
Distribution fees – Class IB	3,954,311
Administrative fees	2,022,492
Custodian fees	167,500
Professional fees	154,774
Printing and mailing expenses	112,249
Trustees’ fees	57,315
Miscellaneous	44,670

Total expenses	17,938,194

NET INVESTMENT INCOME (LOSS)	16,036,205

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	63,024,893
Futures contracts	(12,588,488)
Forward foreign currency contracts	3,832,230
Foreign currency transactions	(1,182,174)

Net realized gain (loss)	53,086,461

Change in unrealized appreciation (depreciation) on:
Investments in securities	110,563,716
Futures contracts	7,574,162
Forward foreign currency contracts	(521,847)
Foreign currency translations	121,392

Net change in unrealized appreciation (depreciation)	117,737,423

NET REALIZED AND UNREALIZED GAIN (LOSS)	170,823,884

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$186,860,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,036,205	$13,727,934
Net realized gain (loss)	53,086,461	45,266,692
Net change in unrealized appreciation (depreciation)	117,737,423	(400,146,812)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	186,860,089	(341,152,186)

Distributions to shareholders:
Class IB	(20,152,634)	(59,861,790)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 19,041,904 and 17,193,833 shares, respectively ]	224,370,610	198,956,198
Capital shares issued in reinvestment of dividends and distributions [ 1,655,088 and 5,497,732 shares, respectively ]	20,152,634	59,861,790
Capital shares repurchased [ (32,546,252) and (55,291,087) shares , respectively]	(374,669,403)	(638,669,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(130,146,159)	(379,851,476)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,561,296	(780,865,452)
NET ASSETS:
Beginning of year	1,584,799,068	2,365,664,520

End of year	$1,621,360,364	$1,584,799,068

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$11.02		$13.41		$12.50		$13.38		$12.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12		0.09		0.08	(aa)	0.10		0.16
Net realized and unrealized gain (loss)	1.30		(2.06)		1.42		0.45		1.73

Total from investment operations	1.42		(1.97)		1.50		0.55		1.89

Less distributions:
Dividends from net investment income	(0.12)		(0.07)		(0.19)		(0.10)		(0.15)
Distributions from net realized gains	(0.03)		(0.35)		(0.39)		(1.33)		(0.37)
Return of capital	—		—		(0.01)		—		—

Total dividends and distributions	(0.15)		(0.42)		(0.59)		(1.43)		(0.52)

Net asset value, end of year	$12.29		$11.02		$13.41		$12.50		$13.38

Total return	12.96%		(14.63)%		12.04%		4.43%		15.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,621,360		$1,584,799		$2,365,665		$2,355,365		$2,668,515
Ratio of expenses to average net assets (f)	1.13	%(j)	1.12	%(k)	1.10	%(o)	1.11	%(k)	1.11	%(o)
Ratio of net investment income (loss) to average net assets (f)	1.01%		0.73%		0.62	%(bb)	0.76%		1.24%
Portfolio turnover rate^	12%		24%		19%		11%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.12% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11% for Class IB.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amount would be $0.07.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratio for class IB would have been 0.11% lower.

See Notes to Financial Statements.

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	4.35%	1.11%	0.60%
Portfolio – Class K Shares	4.58	1.35	0.86
ICE BofA 1-year U.S. Treasury Note Index	4.86	1.69	1.20

Returnsfor periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 4.35% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the ICE BofA 1-year U.S. Treasury Note Index, which returned 4.86% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Overweight duration exposure in the one- to four-year part of the U.S. yield curve.

•	Exposure to investment-grade corporates, agencies, collateralized loan obligations, asset-backed securities and credit risk — transfer securities.

What hurt performance during the year:

•	Underweight duration exposure in the four- to five-year parts of the U.S. yield curve.

•	Exposure to commercial mortgage-backed securities.

This Portfolio is neither guaranteed nor insured by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	1.54
Weighted Average Coupon (%)	3.87
Weighted Average Effective Duration (Years)*	1.04
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	43.2%
U.S. Government Agency Securities	39.4
Asset-Backed Securities	6.5
Financials	2.8
Collateralized Mortgage Obligations	2.3
Commercial Mortgage-Backed Securities	1.9
Industrials	0.7
Mortgage-Backed Securities	0.4
Information Technology	0.4
Consumer Staples	0.3
Consumer Discretionary	0.3
Health Care	0.3
Communication Services	0.2
Real Estate	0.1
Materials	0.1
Municipal Bonds	0.0	#
Investment Company	0.0	#
Cash and Other	1.1

	100.0%

#	Less than 0.05%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,028.50	$3.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.92
Class K
Actual	1,000.00	1,029.70	2.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.58	2.65

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.77% and 0.52%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (6.5%)
Affirm Asset Securitization Trust,
Series 2021-Z1 A 1.070%, 8/15/25§	$127,538	$125,980
Series 2022-X1 A 1.750%, 2/15/27§	140,719	138,472
Amur Equipment Finance Receivables XI LLC,
Series 2022-2A A2 5.300%, 6/21/28§	631,305	629,593
Avant Loans Funding Trust,
Series 2021-REV1 A 1.210%, 7/15/30§	1,367,132	1,358,124
BHG Securitization Trust,
Series 2022-A A 1.710%, 2/20/35§	153,078	148,565
Brex Commercial Charge Card Master Trust,
Series 2022-1 A 4.630%, 7/15/25§	2,436,000	2,401,550
CarMax Auto Owner Trust,
Series 2021-1 C 0.940%, 12/15/26	1,177,000	1,104,270
Carvana Auto Receivables Trust,
Series 2021-N1 C 1.300%, 1/10/28	875,867	826,671
Series 2021-N2 B 0.750%, 3/10/28	181,968	170,549
Series 2021-N3 C 1.020%, 6/12/28	325,699	303,875
Chase Auto Credit Linked Notes,
Series 2021-1 B 0.875%, 9/25/28§	515,390	506,146
Series 2021-2 B 0.889%, 12/26/28§	550,006	536,500
CNH Equipment Trust,
Series 2022-C A2 5.420%, 7/15/26	1,323,330	1,321,685
CPS Auto Receivables Trust,
Series 2022-A B 1.700%, 4/16/29§	1,180,552	1,171,258
Series 2023-A A 5.540%, 3/16/26§	501,085	500,774
Donlen Fleet Lease Funding LLC,
Series 2021-2 C 1.200%, 12/11/34§	1,678,000	1,632,263
Drive Auto Receivables Trust,
Series 2021-1 C 1.020%, 6/15/27	223,675	222,203
Dryden 78 CLO Ltd.,
Series 2020-78A C 7.614%, 4/17/33 (l)§	2,120,000	2,078,204
DT Auto Owner Trust,
Series 2021-2A C 1.100%, 2/16/27§	756,932	746,023
Series 2023-1A A 5.480%, 4/15/27§	1,122,802	1,120,911
Enterprise Fleet Financing LLC,
Series 2023-2 A2 5.560%, 4/22/30§	2,498,000	2,505,052
Exeter Automobile Receivables Trust,
Series 2021-1A C 0.740%, 1/15/26	53,445	53,346
Series 2022-6A A2 5.730%, 11/17/25	47,656	47,653
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§	396,957	383,482
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§	2,862,000	2,671,610
Flagship Credit Auto Trust,
Series 2020-4 C 1.280%, 2/16/27§	2,752,315	2,691,943
Ford Credit Auto Owner Trust,
Series 2021-1 C 1.910%, 10/17/33§	1,168,000	1,064,068
Foursight Capital Automobile Receivables Trust,
Series 2021-1 C 1.020%, 9/15/26§	807,545	801,406
Go Mortgage LLC,
1.433%, 8/15/26 (l)	1,009,411	971,127
2.435%, 8/15/26 (l)	876,000	845,286
2.638%, 8/15/26 (l)	98,000	92,232
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 6.747%, 4/20/34 (l)§	2,550,000	2,540,420
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§	1,336,594	1,220,721
Hertz Vehicle Financing III LLC,
Series 2022-1A A 1.990%, 6/25/26§	2,488,000	2,374,962
HFX Funding Issuer LLC,
3.622%, 3/15/35 (l)	2,920,000	2,839,453
Kubota Credit Owner Trust,
Series 2023-1A A2 5.400%, 2/17/26§	2,471,804	2,470,446
LAD Auto Receivables Trust,
Series 2022-1A A 5.210%, 6/15/27§	916,127	911,365
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§	1,301,203	1,137,652
Nelnet Student Loan Trust,
Series 2021-CA AFX 1.320%, 4/20/62§	1,736,197	1,564,489
OCP CLO Ltd.,
Series 2020-18A AR 6.767%, 7/20/32 (l)§	3,424,000	3,422,476
Rad CLO 2 Ltd., Series 2018-2A AR 6.735%, 10/15/31 (l)§	3,513,691	3,513,603
Rad CLO 7 Ltd.,
Series 2020-7A C 7.664%, 4/17/33 (l)§	970,000	965,022
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§	1,179,880	1,167,997
Santander Bank Auto Credit-Linked Notes,
Series 2022-B B 5.721%, 8/16/32§	825,234	819,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series 2022-C B 6.451%, 12/15/32§	$881,858	$883,378
Santander Consumer Auto Receivables Trust,
Series 2021-BA B 1.450%, 10/16/28§	253,030	252,101
Westlake Automobile Receivables Trust,
Series 2023-2A A2A 5.870%, 7/15/26§	1,759,791	1,761,022
World Omni Select Auto Trust,
Series 2023-A A2A 5.920%, 3/15/27	2,430,419	2,432,875

Total Asset-Backed Securities		59,448,362

Collateralized Mortgage Obligations (2.3%)
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 7.570%, 4/25/47 (l)§	277,373	279,792
Connecticut Avenue Securities Trust,
Series 2022-R05 2M1 7.237%, 4/25/42 (l)§	486,446	489,177
Series 2023-R02 1M1 7.637%, 1/25/43 (l)§	1,027,433	1,051,823
Series 2023-R05 1M1 7.237%, 6/25/43 (l)§	1,941,205	1,954,978
FHLMC,
Series 3305 FT 5.853%, 7/15/34 (l)	40,356	39,808
Series 3349 FE 5.943%, 7/15/37 (l)	770,206	762,356
Series 3807 FM 5.953%, 2/15/41 (l)	26,016	25,741
Series 3927 FH 5.903%, 9/15/41 (l)	26,703	26,197
Series 4029 LD 1.750%, 1/15/27	354,608	347,100
Series 4087 FB 5.923%, 7/15/42 (l)	742,315	727,290
Series 4286 VF 5.903%, 12/15/43 (l)	563,973	551,334
Series 4350 KF 4.846%, 1/15/39 (l)	250,122	242,573
Series 4457 BA 3.000%, 7/15/39	2,417,533	2,272,861
Series 4459 CA 5.000%, 12/15/34	285,194	283,536
Series 4483 A 3.000%, 12/15/29	116,807	113,245
Series 4486 JN 2.000%, 11/15/24	222,373	219,405
FHLMC STACR REMIC Trust,
Series 2022-DNA7 M1A 7.837%, 3/25/52 (l)§	2,213,315	2,247,971
Series 2023-DNA1 M1A 7.437%, 3/25/43 (l)§	1,259,365	1,279,322
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2023-DNA2 M1A 7.437%, 4/25/43 (l)§	807,947	820,554
Series 2023-HQA2 M1A 7.337%, 6/25/43 (l)§	1,496,977	1,509,890
FNMA,
Series 2006-42 CF 5.902%, 6/25/36 (l)	36,206	35,947
Series 2007-109 GF 6.132%, 12/25/37 (l)	57,559	57,238
Series 2010-39 FT 6.402%, 10/25/35 (l)	1,399,807	1,414,211
Series 2011-53 FT 6.032%, 6/25/41 (l)	128,812	127,313
Series 2011-86 KF 6.002%, 9/25/41 (l)	134,213	132,285
Series 2011-86 NF 6.002%, 9/25/41 (l)	55,267	54,742
Series 2012-65 FA 5.902%, 6/25/42 (l)	24,612	24,088
Series 2013-121 FA 5.852%, 12/25/43 (l)	411,922	405,170
Series 2014-49 AF 5.487%, 8/25/44 (l)	1,344,577	1,309,555
Series 2014-C04 1M2 10.352%, 11/25/24 (l)	592,739	611,115
Series 2015-C01 1M2 9.752%, 2/25/25 (l)	169,145	174,184
Series 2015-C02 1M2 9.452%, 5/25/25 (l)	47,793	49,353
Series 2016-C02 1M2 11.452%, 9/25/28 (l)	259,938	272,027
PMT Credit Risk Transfer Trust,
Series 2019-2R A 9.221%, 5/30/25 (l)§	467,380	467,653
Series 2019-3R A 9.153%, 11/27/31 (l)§	85,720	85,838

Total Collateralized Mortgage Obligations		20,465,672

Commercial Mortgage-Backed Securities (1.9%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.534%, 3/10/37 (l)§	1,250,000	900,414
BBCMS Mortgage Trust,
Series 2020-BID A 7.616%, 10/15/37 (l)§	3,190,000	3,150,118
BFLD Trust,
Series 2021-FPM A 7.076%, 6/15/38 (l)§	4,795,000	4,669,100
CLNY Trust,
Series 2019-IKPR D 7.500%, 11/15/38 (l)§	2,400,000	2,170,242
GCT Commercial Mortgage Trust,
Series 2021-GCT B 6.726%, 2/15/38 (l)§	2,996,618	1,361,260
GS Mortgage Securities Trust,
Series 2011-GC5 AS 5.153%, 8/10/44 (l)§	2,180,705	2,074,565
Series 2011-GC5 D 5.153%, 8/10/44 (l)§	49,051	16,402
Morgan Stanley Capital I Trust,
Series 2019-BPR C 8.985%, 5/15/36 (l)§	2,220,000	2,135,070

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5 B 3.649%, 3/10/46 (l)§	$1,033,347	$938,824

Total Commercial Mortgage-Backed Securities		17,415,995

Corporate Bonds (5.2%)
Communication Services (0.2%)
Entertainment (0.2%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25	1,728,000	1,693,479

Total Communication Services		1,693,479

Consumer Discretionary (0.3%)
Automobiles (0.2%)
Hyundai Capital America
5.950%, 9/21/26§	1,420,000	1,443,293

Hotels, Restaurants & Leisure (0.1%)
Las Vegas Sands Corp.
3.200%, 8/8/24	1,453,000	1,426,646

Total Consumer Discretionary		2,869,939

Consumer Staples (0.3%)
Tobacco (0.3%)
Philip Morris International, Inc.
5.000%, 11/17/25	1,509,000	1,515,973
4.875%, 2/13/26	1,517,000	1,521,598

Total Consumer Staples		3,037,571

Financials (2.8%)
Banks (1.5%)
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)	1,600,000	1,607,936
Banco Santander SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	600,000	576,447
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	424,000	428,562
Barclays plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.325%, 11/2/26 (k)	986,000	1,018,107
Danske Bank A/S (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.466%, 1/9/26 (k)§	919,000	925,611
HSBC Holdings plc
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	2,908,000	2,820,087
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,051,000	1,032,937
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	810,000	830,460
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)	520,000	537,826
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	691,000	697,170
Santander UK Group Holdings plc (SOFR + 2.75%), 6.833%, 11/21/26 (k)	1,509,000	1,537,220
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)§	271,000	275,826
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§	892,000	869,798
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.187%, 7/6/27 (k)§	502,000	509,440

		13,667,427

Capital Markets (0.5%)
Deutsche Bank AG
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	589,000	594,709
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	542,000	564,220
Morgan Stanley (SOFR + 1.61%), 4.210%, 4/20/28 (k)	853,000	832,314
Nomura Holdings, Inc.
5.709%, 1/9/26	912,000	920,249
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.488%, 5/12/26 (k)§	596,000	587,134
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§	910,000	919,100

		4,417,726

Consumer Finance (0.7%)
American Express Co.
(SOFR + 0.97%), 5.389%, 7/28/27 (k)	749,000	756,757
Caterpillar Financial Services Corp. 5.150%, 8/11/25	1,442,000	1,452,162
General Motors Financial Co., Inc. 5.800%, 6/23/28	892,000	916,368
Harley-Davidson Financial Services, Inc. 3.050%, 2/14/27§	630,000	584,173
6.500%, 3/10/28§	768,000	797,309
Synchrony Financial
4.875%, 6/13/25	853,000	838,250
3.950%, 12/1/27	895,000	839,248

		6,184,267

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Financial Services (0.1%)
Nationwide Building Society
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§	$1,611,000	$1,498,354

Total Financials		25,767,774

Health Care (0.3%)
Health Care Providers & Services (0.1%)
McKesson Corp.
4.900%, 7/15/28	942,000	957,995

Life Sciences Tools & Services (0.2%)
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	1,442,000	1,460,807

Total Health Care		2,418,802

Industrials (0.7%)
Machinery (0.4%)
CNH Industrial Capital LLC
3.950%, 5/23/25	1,680,000	1,650,025
Parker-Hannifin Corp.
3.650%, 6/15/24	1,641,000	1,625,685

		3,275,710

Trading Companies & Distributors (0.3%)
Aviation Capital Group LLC
5.500%, 12/15/24§	388,000	386,058
1.950%, 1/30/26§	1,884,000	1,741,641
1.950%, 9/20/26§	623,000	564,414

		2,692,113

Total Industrials		5,967,823

Information Technology (0.4%)
IT Services (0.4%)
Kyndryl Holdings, Inc.
2.050%, 10/15/26	4,060,000	3,694,098

Total Information Technology		3,694,098

Materials (0.1%)
Metals & Mining (0.1%)
Glencore Funding LLC
5.400%, 5/8/28§	693,000	704,089

Total Materials		704,089

Real Estate (0.1%)
Specialized REITs (0.1%)
American Tower Corp. (REIT)
5.250%, 7/15/28	765,000	774,435
Crown Castle, Inc. (REIT)
5.600%, 6/1/29 (x)	599,000	611,784

Total Real Estate		1,386,219

Total Corporate Bonds		47,539,794

Mortgage-Backed Securities (0.4%)
FHLMC UMBS
3.500%, 10/1/49	725,540	677,769
3.500%, 11/1/49	3,464,986	3,234,663

Total Mortgage-Backed Securities		3,912,432

Municipal Bonds (0.0%)†
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	18,000	17,775
Bay Area Toll Authority
6.263%, 4/1/49	7,000	8,137
Central Puget Sound Regional Transit Authority 5.491%, 11/1/39	6,000	6,418
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E 6.000%, 11/1/40	8,000	8,571
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	6,000	6,820
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE 6.011%, 6/15/42	6,000	6,753
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A 5.508%, 8/1/37	7,000	7,213
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2 5.206%, 10/1/31	6,000	6,123
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG 5.724%, 6/15/42	8,000	8,746
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E 5.456%, 12/1/39	7,000	7,337
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E 6.750%, 8/1/49	6,000	7,481
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755%, 7/1/29	6,000	6,235
5.750%, 7/1/34	7,000	7,431
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B 6.731%, 7/1/43	6,000	6,839
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	37,000	42,220

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Los Angeles Community College District
6.600%, 8/1/42	$31,000	$37,072
Massachusetts Clean Water Trust (The) 5.192%, 8/1/40	35,000	35,242
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A 6.668%, 11/15/39	8,000	8,815
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548%, 11/15/31	6,000	6,338
6.648%, 11/15/39	6,000	6,521
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D 7.462%, 10/1/46	9,000	11,414
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B 6.561%, 12/15/40	31,000	34,969
North Texas Tollway Authority
6.718%, 1/1/49	8,000	9,871
Ohio State University (The)
4.910%, 6/1/40	6,000	6,008
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	9,000	9,484
5.561%, 12/1/49	7,000	7,542
San Diego County Water Authority
6.138%, 5/1/49	6,000	6,734
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 6.793%, 4/1/30	1,000	1,050
6.918%, 4/1/40	6,000	7,005
7.043%, 4/1/50	6,000	7,595
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.350%, 11/1/39	6,000	7,288
State of Georgia, General Obligation Bonds, Series 2009H 4.503%, 11/1/25	1,000	997
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500%, 3/15/30	6,000	6,135
5.600%, 3/15/40	6,000	6,278
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E 5.770%, 3/15/39	8,000	8,237
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D 5.481%, 8/1/39	6,000	6,359
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090%, 8/1/33	6,000	6,198
5.140%, 8/1/40	6,000	6,175

Total Municipal Bonds		397,426

U.S. Government Agency Securities (39.4%)
FFCB
0.900%, 1/18/24	20,000,000	19,960,000
3.625%, 3/6/24	40,000,000	39,875,696
1.125%, 1/6/25	7,000,000	6,747,160
4.000%, 1/13/26	50,000,000	49,673,610
4.375%, 6/23/26	30,892,000	31,014,064
4.500%, 8/14/26	10,000,000	10,085,510
FHLB
4.500%, 10/3/24	45,000,000	44,833,680
4.625%, 3/14/25	50,000,000	49,956,150
1.875%, 9/11/26	20,000,000	18,872,576
4.000%, 6/30/28	40,000,000	40,201,312
5.500%, 7/15/36	12,000	13,491
FHLMC
1.500%, 2/12/25	25,500,000	24,627,867
0.375%, 7/21/25	12,900,000	12,122,799
0.375%, 9/23/25	3,000,000	2,800,724
FNMA
2.500%, 2/5/24	5,000,000	4,986,418
0.750%, 10/8/27	5,000,000	4,443,390

Total U.S. Government Agency Securities		360,214,447

U.S. Treasury Obligations (32.0%)
U.S. Treasury Notes 1.500%, 2/29/24	23,290,200	23,140,998
2.250%, 3/31/24	40,703,500	40,395,045
3.000%, 6/30/24	29,738,900	29,424,087
4.375%, 10/31/24	16,335,300	16,263,194
4.250%, 12/31/24	52,140,400	51,859,332
5.000%, 10/31/25	94,497,200	95,589,824
4.875%, 11/30/25	14,762,900	14,918,603
3.250%, 6/30/27	7,594,100	7,423,233
4.000%, 2/29/28	4,727,000	4,745,465
4.625%, 9/30/28	4,286,400	4,428,052
4.875%, 10/31/28	2,083,000	2,175,921
3.750%, 12/31/28	2,023,500	2,015,912

Total U.S. Treasury Obligations		292,379,666

Total Long-Term Debt Securities (87.7%)
(Cost $809,784,314)		801,773,794

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (0.0%)†
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,100	2,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
U.S. Treasury Obligations (11.2%)
U.S. Treasury Bills
4.83%, 1/23/24 (p)	$23,332,200	$23,260,398
5.15%, 2/27/24 (p)	9,230,100	9,154,147
5.10%, 3/5/24 (p)	12,904,400	12,786,647
5.18%, 4/9/24 (p)	14,397,700	14,193,500
5.12%, 6/27/24 (p)	43,835,400	42,747,484

Total U.S. Treasury Obligations		102,142,176

Total Short-Term Investments (11.2%)
(Cost $102,125,193)		102,144,276

Total Investments in Securities (98.9%)
(Cost $911,909,507)		903,918,070
Other Assets Less Liabilities (1.1%)		10,350,672

Net Assets (100%)		$914,268,742

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $88,054,932 or 9.6% of net assets.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(p)	Yield to maturity.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $2,054. This was collateralized by cash of $2,100 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CLO	—	Collateralized Loan Obligation
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	45	3/2024	USD	9,266,133	29,382

					29,382

Short Contracts
U.S. Treasury 5 Year Note	(374)	3/2024	USD	(40,681,266)	(449,691)
U.S. Treasury 10 Year Note	(63)	3/2024	USD	(7,112,109)	(258,931)
U.S. Treasury Ultra Bond	(4)	3/2024	USD	(534,375)	(45,116)

					(753,738)

					(724,356)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$59,448,362	$—	$59,448,362
Collateralized Mortgage Obligations	—	20,465,672	—	20,465,672
Commercial Mortgage-Backed Securities	—	17,415,995	—	17,415,995
Corporate Bonds
Communication Services	—	1,693,479	—	1,693,479
Consumer Discretionary	—	2,869,939	—	2,869,939
Consumer Staples	—	3,037,571	—	3,037,571
Financials	—	25,767,774	—	25,767,774
Health Care	—	2,418,802	—	2,418,802
Industrials	—	5,967,823	—	5,967,823
Information Technology	—	3,694,098	—	3,694,098
Materials	—	704,089	—	704,089
Real Estate	—	1,386,219	—	1,386,219
Futures	29,382	—	—	29,382
Mortgage-Backed Securities	—	3,912,432	—	3,912,432
Municipal Bonds	—	397,426	—	397,426
Short-Term Investments
Investment Company	2,100	—	—	2,100
U.S. Treasury Obligations	—	102,142,176	—	102,142,176
U.S. Government Agency Securities	—	360,214,447	—	360,214,447
U.S. Treasury Obligations	—	292,379,666	—	292,379,666

Total Assets	$31,482	$903,915,970	$—	$903,947,452

Liabilities:
Futures	$(753,738)	$—	$—	$(753,738)

Total Liabilities	$(753,738)	$—	$—	$(753,738)

Total	$(722,256)	$903,915,970	$—	$903,193,714

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets - Unrealized appreciation	$29,382	*

Total		$29,382

	Liability Derivatives
Interest rate contracts	Payables, Net assets - Unrealized depreciation	$(753,738	)*

Total		$(753,738)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$748,786	$748,786

Total	$748,786	$748,786

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(885,328)	$(885,328)

Total	$(885,328)	$(885,328)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$33,699,000
Average notional value of contracts — short	67,456,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$235,271,967
Long-term U.S. government debt securities	217,716,896

$452,988,863

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$344,406,624
Long-term U.S. government debt securities	260,595,036

$605,001,660

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,581,148
Aggregate gross unrealized depreciation	(11,727,108)

Net unrealized depreciation	$(8,145,960)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$911,339,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $911,909,507)	$903,918,070
Cash	3,812,170
Dividends, interest and other receivables	8,166,695
Due from broker for futures variation margin	726,805
Receivable for Portfolio shares sold	232,424
Receivable for securities sold	4,203
Securities lending income receivable	154
Other assets	4,481

Total assets	916,865,002

LIABILITIES
Payable for securities purchased	2,015,675
Investment management fees payable	301,482
Distribution fees payable – Class IB	87,439
Payable for Portfolio shares repurchased	73,654
Administrative fees payable	72,043
Payable for return of collateral on securities loaned	2,100
Trustees’ fees payable	512
Accrued expenses	43,355

Total liabilities	2,596,260

Commitments and contingent liabilities^
NET ASSETS	$914,268,742

Net assets were comprised of:
Paid in capital	$936,236,095
Total distributable earnings (loss)	(21,967,353)

Net assets	$914,268,742

Class IB
Net asset value, offering and redemption price per share, $410,524,354 / 42,185,506 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

Class K
Net asset value, offering and redemption price per share, $503,744,388 / 51,454,765 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.79

(x)	Includes value of securities on loan of $2,054.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$29,915,723
Securities lending (net)	3,315

Total income	29,919,038

EXPENSES
Investment management fees	4,304,027
Distribution fees – Class IB	1,091,921
Administrative fees	904,482
Professional fees	103,797
Printing and mailing expenses	73,516
Trustees’ fees	35,258
Custodian fees	33,800
Miscellaneous	32,713

Gross expenses	6,579,514
Less: Waiver from investment manager	(463,826)

Net expenses	6,115,688

NET INVESTMENT INCOME (LOSS)	23,803,350

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,761,177)
Futures contracts	748,786

Net realized gain (loss)	(3,012,391)

Change in unrealized appreciation (depreciation) on:
Investments in securities	21,709,163
Futures contracts	(885,328)

Net change in unrealized appreciation (depreciation)	20,823,835

NET REALIZED AND UNREALIZED GAIN (LOSS)	17,811,444

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,614,794

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$23,803,350	$6,387,042
Net realized gain (loss)	(3,012,391)	(578,685)
Net change in unrealized appreciation (depreciation)	20,823,835	(26,059,739)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	41,614,794	(20,251,382)

Distributions to shareholders:
Class IB	(10,553,124)	(2,445,437)
Class K	(13,582,141)	(4,281,265)

Total distributions to shareholders	(24,135,265)	(6,726,702)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 5,036,833 and 11,649,100 shares, respectively ]	48,882,057	112,156,040
Capital shares issued in reinvestment of dividends [ 1,087,676 and 255,893 shares, respectively ]	10,553,124	2,445,437
Capital shares repurchased [ (12,290,383) and (11,726,633) shares , respectively]	(119,525,593)	(112,856,788)

Total Class IB transactions	(60,090,412)	1,744,689

Class K
Capital shares sold [ 3,238,021 and 5,447,569 shares, respectively ]	31,718,021	52,688,960
Capital shares issued in reinvestment of dividends [ 1,391,633 and 445,427 shares, respectively ]	13,582,141	4,281,265
Capital shares repurchased [ (10,216,613) and (20,961,113) shares , respectively]	(100,533,013)	(202,980,186)

Total Class K transactions	(55,232,851)	(146,009,961)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(115,323,263)	(144,265,272)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(97,843,734)	(171,243,356)
NET ASSETS:
Beginning of year	1,012,112,476	1,183,355,832

End of year	$914,268,742	$1,012,112,476

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.57	$9.80	$9.88	$9.88	$9.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.04	0.02	0.09	0.17
Net realized and unrealized gain (loss)	0.19	(0.22)	(0.06)	— #	0.09

Total from investment operations	0.42	(0.18)	(0.04)	0.09	0.26

Less distributions:
Dividends from net investment income	(0.26)	(0.05)	(0.04)	(0.09)	(0.18)

Net asset value, end of year	$9.73	$9.57	$9.80	$9.88	$9.88

Total return	4.35%	(1.83)%	(0.42)%	0.94%	2.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$410,524	$462,874	$472,296	$512,688	$486,821
Ratio of expenses to average net assets:
After waivers (f)	0.77%	0.77%	0.79%	0.80%	0.80%
Before waivers (f)	0.82%	0.81%	0.80%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.33%	0.47%	0.19%	0.87%	1.75%
Before waivers (f)	2.28%	0.43%	0.18%	0.86%	1.75%
Portfolio turnover rate^	51%	50%	77%	65%	37%

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.63	$9.86	$9.93	$9.93	$9.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25	0.07	0.04	0.11	0.20
Net realized and unrealized gain (loss)	0.19	(0.23)	(0.05)	0.01	0.07

Total from investment operations	0.44	(0.16)	(0.01)	0.12	0.27

Less distributions:
Dividends from net investment income	(0.28)	(0.07)	(0.06)	(0.12)	(0.20)

Net asset value, end of year	$9.79	$9.63	$9.86	$9.93	$9.93

Total return	4.58%	(1.57)%	(0.09)%	1.18%	2.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$503,744	$549,239	$711,060	$1,074,104	$1,059,567
Ratio of expenses to average net assets:
After waivers (f)	0.52%	0.52%	0.54%	0.55%	0.55%
Before waivers (f)	0.57%	0.56%	0.55%	0.56%	0.56%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.58%	0.68%	0.45%	1.12%	2.01%
Before waivers (f)	2.53%	0.64%	0.44%	1.11%	2.01%
Portfolio turnover rate^	51%	50%	77%	65%	37%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	17.74%	10.59%	7.78%
Portfolio – Class IB Shares	17.70	10.59	7.78
Portfolio – Class K Shares	17.97	10.85	8.05
Russell 2000® Growth Index	18.66	9.22	7.16

Returnsfor periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 17.70% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 2000® Growth Index, which returned 18.66% over the same period.

Portfolio Highlights

What helped performance during the year:

•	An overweight to Technology and underweight to Communication Services contributed.

•	Security selection within Technology and Industrials added to returns.

•	Top contributors included HubSpot, Wingstop and Builders FirstSource, Inc.

What hurt performance during the year:

•	An overweight to Energy and underweight to Consumer Staples detracted.

•	Security selection within Health Care and Consumer Discretionary hurt performance.

•	Individual detractors included Driven Brands Holdings, Inc., National Vision Holdings, Inc. and Silk Road Medical, Inc.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	19.8%
Industrials	19.4
Health Care	17.4
Financials	12.7
Consumer Discretionary	12.6
Energy	4.8
Consumer Staples	4.2
Real Estate	3.1
Investment Companies	3.1
Materials	2.2
Utilities	1.4
Communication Services	1.2
Cash and Other	(1.9)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number

EQ/AB SMALL CAP GROWTH PORTFOLIO (Unaudited)

in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,062.30	$4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.51	4.75
Class IB
Actual	1,000.00	1,062.40	4.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.51	4.75
Class K
Actual	1,000.00	1,063.60	3.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.77	3.47

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.93%, 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.2%)
Diversified Telecommunication Services (0.3%)
Anterix, Inc.*	3,130	$104,291
ATN International, Inc.	3,820	148,865
Bandwidth, Inc., Class A*	22,500	325,575
Charge Enterprises, Inc. (x)*	49,140	5,607
Cogent Communications Holdings, Inc.	15,982	1,215,591
Consolidated Communications Holdings, Inc.*	19,922	86,661
EchoStar Corp., Class A(x)*	45,566	755,029
Globalstar, Inc. (x)*	243,100	471,614
IDT Corp., Class B*	8,000	272,720
Liberty Latin America Ltd., Class A*	11,960	87,428
Liberty Latin America Ltd., Class C*	73,533	539,732
Lumen Technologies, Inc.*	386,530	707,350
Shenandoah Telecommunications Co.	24,728	534,619

		5,255,082

Entertainment (0.2%)
Atlanta Braves Holdings, Inc., Class A*	4,800	205,344
Atlanta Braves Holdings, Inc., Class C*	16,500	653,070
Cinemark Holdings, Inc.*	53,300	750,997
IMAX Corp.*	26,000	390,520
Lions Gate Entertainment Corp., Class A*	23,170	252,553
Lions Gate Entertainment Corp., Class B*	46,100	469,759
Madison Square Garden Entertainment Corp., Class A*	16,581	527,110
Marcus Corp. (The) (x)	750	10,935
Playstudios, Inc.*	6,900	18,699
Sphere Entertainment Co.*	10,111	343,370
Vivid Seats, Inc., Class A*	13,670	86,394

		3,708,751

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	31,400	462,836
Cargurus, Inc., Class A*	35,774	864,300
Cars.com, Inc.*	35,000	663,950
DHI Group, Inc.*	550	1,424
Eventbrite, Inc., Class A*	32,100	268,356
fuboTV, Inc. (x)*	106,670	339,211
MediaAlpha, Inc., Class A*	6,910	77,046
Outbrain, Inc.*	1,100	4,818
QuinStreet, Inc.*	14,500	185,890
Shutterstock, Inc. (x)	9,700	468,316
TrueCar, Inc.*	36,210	125,287
Vimeo, Inc.*	52,100	204,232
Yelp, Inc., Class A*	27,700	1,311,318
Ziff Davis, Inc.*	16,800	1,128,792
ZipRecruiter, Inc., Class A*	29,100	404,490

		6,510,266

Media (0.3%)
Advantage Solutions, Inc. (x)*	19,020	68,852
AMC Networks, Inc., Class A*	12,900	242,391
Boston Omaha Corp., Class A*	1,900	29,887
Cardlytics, Inc. (x)*	18,490	170,293
Clear Channel Outdoor Holdings, Inc.*	167,500	304,850
EW Scripps Co. (The), Class A*	17,225	137,628
Gannett Co., Inc.*	52,960	121,808
Gray Television, Inc.	41,800	374,528
iHeartMedia, Inc., Class A*	37,150	99,191
Integral Ad Science Holding Corp.*	15,200	218,728
John Wiley & Sons, Inc., Class A	17,300	549,102
Magnite, Inc.*	48,238	450,543
PubMatic, Inc., Class A*	15,200	247,912
Scholastic Corp.	13,300	501,410
Sinclair, Inc. (x)	25,900	337,477
Stagwell, Inc., Class A*	41,500	275,145
TechTarget, Inc.*	12,000	418,320
TEGNA, Inc.	84,800	1,297,440
Thryv Holdings, Inc.*	11,880	241,758
Urban One, Inc.*	310	1,094
Urban One, Inc., Class A*	150	605
WideOpenWest, Inc.*	18,070	73,183

		6,162,145

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	25,100	254,263
Telephone and Data Systems, Inc.	40,500	743,175

		997,438

Total Communication Services		22,633,682

Consumer Discretionary (12.6%)
Automobile Components (0.7%)
Adient plc*	40,700	1,479,852
American Axle & Manufacturing Holdings, Inc.*	47,100	414,951
Dana, Inc.	47,000	686,670
Dorman Products, Inc.*	10,600	884,146
Fox Factory Holding Corp.*	16,800	1,133,664
Gentherm, Inc.*	14,300	748,748
Goodyear Tire & Rubber Co. (The)*	110,686	1,585,023
LCI Industries	9,900	1,244,529
Luminar Technologies, Inc., Class A(x)*	86,900	292,853
Modine Manufacturing Co.*	19,300	1,152,210
Patrick Industries, Inc.	9,900	993,465
Standard Motor Products, Inc.	9,700	386,157
Stoneridge, Inc.*	8,000	156,560
Visteon Corp.*	10,100	1,261,490
XPEL, Inc. (m)*	7,900	425,415

		12,845,733

Automobiles (0.1%)
Fisker, Inc., Class A (x)*	63,600	111,300
Livewire Group, Inc. (x)*	320	3,619
Winnebago Industries, Inc.	11,380	829,375

		944,294

Broadline Retail (0.0%)†
Big Lots, Inc. (x)	17,100	133,209
ContextLogic, Inc., Class A (x)*	2,317	13,786
Dillard’s, Inc., Class A (x)	1,600	645,840

		792,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.6%)
2U, Inc.*	28,700	$35,301
Adtalem Global Education, Inc.*	18,553	1,093,699
Chegg, Inc.*	45,300	514,608
Coursera, Inc.*	49,050	950,099
Duolingo, Inc., Class A*	11,010	2,497,619
European Wax Center, Inc., Class A*	12,760	173,408
Frontdoor, Inc.*	30,100	1,060,122
Graham Holdings Co., Class B	1,600	1,114,432
Laureate Education, Inc.	48,800	669,048
OneSpaWorld Holdings Ltd.*	27,980	394,518
Perdoceo Education Corp.	29,300	514,508
Rover Group, Inc., Class A*	14,710	160,045
Strategic Education, Inc.	10,531	972,748
Stride, Inc.*	17,700	1,050,849
Udemy, Inc.*	26,300	387,399

		11,588,403

Hotels, Restaurants & Leisure (3.4%)
Accel Entertainment, Inc., Class A*	6,560	67,371
Bally’s Corp.*	10,000	139,400
BJ’s Restaurants, Inc.*	6,700	241,267
Bloomin’ Brands, Inc.	37,500	1,055,625
Bluegreen Vacations Holding Corp., Class A	2,231	167,593
Bowlero Corp., Class A (x)*	13,300	188,328
Brinker International, Inc.*	22,200	958,596
Cava Group, Inc. (x)*	233,447	10,033,552
Cheesecake Factory, Inc. (The)	22,000	770,220
Chuy’s Holdings, Inc.*	5,690	217,529
Cracker Barrel Old Country Store, Inc. (x)	8,485	654,024
Dave & Buster’s Entertainment, Inc. (x)*	19,800	1,066,230
Denny’s Corp.*	22,112	240,579
Dine Brands Global, Inc.	8,000	397,200
Domino’s Pizza, Inc.	28,000	11,542,440
Empire Resorts, Inc. (r)*	400	—
Everi Holdings, Inc.*	26,600	299,782
First Watch Restaurant Group, Inc.*	3,670	73,767
Global Business Travel Group I*	500	3,225
Golden Entertainment, Inc.	6,400	255,552
Hilton Grand Vacations, Inc.*	33,100	1,329,958
International Game Technology plc	37,468	1,026,998
Jack in the Box, Inc.	9,900	808,137
Krispy Kreme, Inc.(x)	32,583	491,677
Kura Sushi USA, Inc., Class A (x)*	1,140	86,640
Life Time Group Holdings, Inc.*	13,300	200,564
Light & Wonder, Inc.*	34,410	2,825,405
Lindblad Expeditions Holdings, Inc. (x)*	9,030	101,768
Monarch Casino & Resort, Inc.	4,900	338,835
Mondee Holdings, Inc., Class A (x)*	1,370	3,781
Noodles & Co., Class A*	800	2,520
Papa John’s International, Inc.	13,066	996,021
Portillo’s, Inc., Class A*	16,290	259,500
RCI Hospitality Holdings, Inc.	3,300	218,658
Red Rock Resorts, Inc., Class A	18,260	973,806
Rush Street Interactive, Inc.*	20,800	93,392
Sabre Corp.*	118,700	522,280
SeaWorld Entertainment, Inc.*	13,700	723,771
Shake Shack, Inc., Class A*	17,500	1,297,100
Six Flags Entertainment Corp.*	27,700	694,716
Super Group SGHC Ltd.*	790	2,504
Sweetgreen, Inc., Class A*	32,211	363,984
Target Hospitality Corp. (x)*	13,200	128,436
Vail Resorts, Inc.	43,442	9,273,564
Wingstop, Inc.	53,932	13,837,872
Xponential Fitness, Inc., Class A*	6,610	85,203

		65,059,370

Household Durables (2.6%)
Beazer Homes USA, Inc.*	11,200	378,448
Cavco Industries, Inc.*	3,500	1,213,170
Century Communities, Inc.	12,500	1,139,250
Cricut, Inc., Class A (x)	18,330	120,795
Dream Finders Homes, Inc., Class A*	3,190	113,341
Ethan Allen Interiors, Inc.	2,580	82,354
GoPro, Inc., Class A*	51,660	179,260
Green Brick Partners, Inc.*	9,200	477,848
Helen of Troy Ltd.*	9,033	1,091,277
Hovnanian Enterprises, Inc., Class A*	700	108,934
Installed Building Products, Inc.	10,400	1,901,328
iRobot Corp.*	14,119	546,405
KB Home	29,779	1,859,996
La-Z-Boy, Inc.	16,360	604,011
Legacy Housing Corp.*	190	4,792
LGI Homes, Inc.*	8,900	1,185,124
M.D.C. Holdings, Inc.	25,502	1,408,985
M/I Homes, Inc.*	12,800	1,763,072
Meritage Homes Corp.	14,500	2,525,900
NVR, Inc.*	1,898	13,286,854
Purple Innovation, Inc., Class A	8,060	8,302
SharkNinja, Inc.	226,262	11,577,827
Skyline Champion Corp.*	23,400	1,737,684
Snap One Holdings Corp.*	90	802
Sonos, Inc.*	52,188	894,502
Taylor Morrison Home Corp., Class A*	40,360	2,153,206
Tri Pointe Homes, Inc.*	41,360	1,464,144
Vizio Holding Corp., Class A*	26,400	203,280
Worthington Enterprises, Inc.	11,699	673,277

		48,704,168

Leisure Products (0.2%)
Acushnet Holdings Corp.	14,600	922,282
Funko, Inc., Class A*	25,800	199,434
Johnson Outdoors, Inc., Class A	640	34,189
Latham Group, Inc.*	3,240	8,521
Malibu Boats, Inc., Class A*	9,700	531,754
Marine Products Corp.	130	1,482
MasterCraft Boat Holdings, Inc.*	1,630	36,903
Smith & Wesson Brands, Inc.	16,000	216,960
Sturm Ruger & Co., Inc.	8,300	377,235
Topgolf Callaway Brands Corp.*	54,400	780,096
Vista Outdoor, Inc.*	21,126	624,696

		3,733,552

Specialty Retail (3.8%)
1-800-Flowers.com, Inc., Class A*	5,900	63,602
Aaron’s Co., Inc. (The)	10,700	116,416

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Abercrombie & Fitch Co., Class A*	18,720	$1,651,478
Academy Sports & Outdoors, Inc.	30,000	1,980,000
American Eagle Outfitters, Inc.	69,100	1,462,156
America’s Car-Mart, Inc.*	2,100	159,117
Arko Corp.	44,400	366,300
Asbury Automotive Group, Inc.*	8,900	2,002,233
Beyond, Inc.*	16,500	456,885
Boot Barn Holdings, Inc.*	13,000	997,880
Buckle, Inc. (The)	11,600	551,232
Caleres, Inc.	15,400	473,242
Camping World Holdings, Inc., Class A (x)	16,900	443,794
CarParts.com, Inc.*	11,700	36,972
Carvana Co. (x)*	36,800	1,948,192
Cato Corp. (The), Class A	980	6,997
Chico’s FAS, Inc.*	47,600	360,808
Children’s Place, Inc. (The)*	6,400	148,608
Designer Brands, Inc., Class A (x)	26,900	238,065
EVgo, Inc., Class A (x)*	35,600	127,448
Five Below, Inc.*	94,873	20,223,129
Foot Locker, Inc.	30,200	940,730
Genesco, Inc.*	5,800	204,218
Group 1 Automotive, Inc.	5,247	1,598,971
GrowGeneration Corp.*	21,700	54,467
Guess?, Inc.	6,030	139,052
Hibbett, Inc.	7,600	547,352
Lands’ End, Inc.*	1,010	9,656
Leslie’s, Inc.*	68,120	470,709
Lithia Motors, Inc., Class A	42,169	13,885,408
MarineMax, Inc.*	6,500	252,850
Monro, Inc. (x)	14,850	435,699
National Vision Holdings, Inc.*	33,461	700,339
ODP Corp. (The)*	13,020	733,026
OneWater Marine, Inc., Class A*	320	10,813
PetMed Express, Inc.	400	3,024
Revolve Group, Inc., Class A (x)*	14,400	238,752
Sally Beauty Holdings, Inc.*	57,800	767,584
Shoe Carnival, Inc.	6,400	193,344
Signet Jewelers Ltd.	17,000	1,823,420
Sleep Number Corp.*	9,200	136,436
Sonic Automotive, Inc., Class A	6,020	338,384
Stitch Fix, Inc., Class A*	28,000	99,960
Upbound Group, Inc.	26,400	896,808
Urban Outfitters, Inc.*	24,480	873,691
Warby Parker, Inc., Class A*	30,400	428,640
Wayfair, Inc., Class A*	194,061	11,973,564
Winmark Corp.	1,100	459,305
Zumiez, Inc.*	10,600	215,604

		72,246,360

Textiles, Apparel & Luxury Goods (1.2%)
Deckers Outdoor Corp.*	27,154	18,150,548
Figs, Inc., Class A*	46,400	322,480
G-III Apparel Group Ltd.*	17,500	594,650
Hanesbrands, Inc.*	134,980	602,011
Kontoor Brands, Inc.	24,900	1,554,258
Oxford Industries, Inc.	7,600	760,000
Steven Madden Ltd.	34,293	1,440,306
Wolverine World Wide, Inc.	32,200	286,258

		23,710,511

Total Consumer Discretionary		239,625,226

Consumer Staples (4.2%)
Beverages (1.0%)
Celsius Holdings, Inc. (x)*	274,959	14,990,764
Coca-Cola Consolidated, Inc.	1,800	1,671,120
Duckhorn Portfolio, Inc. (The)*	6,800	66,980
MGP Ingredients, Inc.	5,400	532,008
National Beverage Corp.*	10,800	536,976
Primo Water Corp.	58,934	886,957
Vita Coco Co., Inc. (The)*	6,000	153,900

		18,838,705

Consumer Staples Distribution & Retail (0.9%)
Andersons, Inc. (The)	13,600	782,544
Chefs’ Warehouse, Inc. (The) (x)*	14,200	417,906
Grocery Outlet Holding Corp.*	428,042	11,540,012
HF Foods Group, Inc.(x)*	4,350	23,229
Ingles Markets, Inc., Class A	6,200	535,494
Natural Grocers by Vitamin Cottage, Inc.	300	4,800
PriceSmart, Inc.	9,000	682,020
SpartanNash Co.	13,800	316,710
Sprouts Farmers Market, Inc.*	39,370	1,894,091
United Natural Foods, Inc.*	24,500	397,635
Village Super Market, Inc., Class A	10	262
Weis Markets, Inc.	5,800	370,968

		16,965,671

Food Products (1.2%)
B&G Foods, Inc. (x)	25,300	265,650
Benson Hill, Inc.*	2,660	462
Beyond Meat, Inc. (x)*	22,400	199,360
Calavo Growers, Inc.	3,430	100,876
Cal-Maine Foods, Inc.	18,200	1,044,498
Dole plc	27,430	337,115
Fresh Del Monte Produce, Inc.	12,400	325,500
Freshpet, Inc. (x)*	157,275	13,645,179
Hain Celestial Group, Inc. (The)*	27,400	300,030
J & J Snack Foods Corp.	6,900	1,153,266
John B Sanfilippo & Son, Inc.	3,000	309,120
Lancaster Colony Corp.	7,800	1,297,842
Simply Good Foods Co. (The)*	39,203	1,552,439
Sovos Brands, Inc.*	15,220	335,297
SunOpta, Inc.*	35,600	194,732
TreeHouse Foods, Inc.*	20,800	862,160
Utz Brands, Inc.	23,600	383,264

		22,306,790

Household Products (0.1%)
Central Garden & Pet Co., Class A*	19,300	849,972
Energizer Holdings, Inc.	27,300	864,864
WD-40 Co.	5,600	1,338,792

		3,053,628

Personal Care Products (0.9%)
Beauty Health Co. (The) (x)*	33,700	104,807
BellRing Brands, Inc.*	202,754	11,238,654
e.l.f. Beauty, Inc.*	20,100	2,901,234
Edgewell Personal Care Co.	25,400	930,402
Herbalife Ltd.*	36,100	550,886
Inter Parfums, Inc.	8,400	1,209,684
Medifast, Inc.	5,100	342,822
Nature’s Sunshine Products, Inc.*	2,570	44,436

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Nu Skin Enterprises, Inc., Class A	19,900	$386,458
USANA Health Sciences, Inc.*	7,400	396,640

		18,106,023

Tobacco (0.1%)
Universal Corp.	12,000	807,840
Vector Group Ltd.	60,794	685,756

		1,493,596

Total Consumer Staples		80,764,413

Energy (4.8%)
Energy Equipment & Services (1.7%)
Archrock, Inc.	62,200	957,880
Borr Drilling Ltd.*	107,000	787,520
Bristow Group, Inc., Class A*	7,973	225,397
Cactus, Inc., Class A	24,400	1,107,760
ChampionX Corp.	77,400	2,260,854
Core Laboratories, Inc.	17,980	317,527
Diamond Offshore Drilling, Inc.*	36,400	473,200
DMC Global, Inc.*	3,110	58,530
Dril-Quip, Inc.*	15,700	365,339
Expro Group Holdings NV*	30,183	480,513
Helix Energy Solutions Group, Inc.*	55,600	571,568
Helmerich & Payne, Inc.	42,200	1,528,484
Liberty Energy, Inc., Class A	65,570	1,189,440
Nabors Industries Ltd.*	3,300	269,379
Newpark Resources, Inc.*	12,620	83,797
Noble Corp. plc	41,291	1,988,575
Oceaneering International, Inc.*	46,600	991,648
Oil States International, Inc.*	7,350	49,907
Patterson-UTI Energy, Inc.	128,177	1,384,312
ProFrac Holding Corp., Class A (x)*	7,240	61,395
ProPetro Holding Corp.*	33,200	278,216
RPC, Inc.	22,315	162,453
Seadrill Ltd.*	19,380	916,286
Select Water Solutions, Inc., Class A	20,200	153,318
Solaris Oilfield Infrastructure, Inc., Class A	19,800	157,608
TechnipFMC plc	458,110	9,226,335
TETRA Technologies, Inc.*	47,190	213,299
Tidewater, Inc.*	17,900	1,290,769
US Silica Holdings, Inc.*	23,500	265,785
Valaris Ltd.*	22,200	1,522,254
Weatherford International plc*	25,700	2,514,231

		31,853,579

Oil, Gas & Consumable Fuels (3.1%)
Amplify Energy Corp.*	5,700	33,801
Ardmore Shipping Corp.	10,090	142,168
Berry Corp.	18,660	131,180
California Resources Corp.	27,300	1,492,764
Callon Petroleum Co.*	22,400	725,760
Centrus Energy Corp., Class A*	4,620	251,374
Chord Energy Corp.	15,772	2,621,780
Civitas Resources, Inc.	30,331	2,074,034
Clean Energy Fuels Corp.*	76,500	292,995
CNX Resources Corp.*	62,630	1,252,600
Comstock Resources, Inc. (x)	35,700	315,945
CONSOL Energy, Inc.	12,800	1,286,784
Crescent Energy Co., Class A (x)	17,400	229,854
CVR Energy, Inc.	10,800	327,240
Delek US Holdings, Inc.	25,680	662,544
DHT Holdings, Inc.	51,900	509,139
Dorian LPG Ltd. (x)	14,715	645,547
Empire Petroleum Corp. (x)*	400	4,396
Encore Energy Corp.*	2,330	9,157
Energy Fuels, Inc. (x)*	57,100	410,549
Enviva, Inc. (x)	14,330	14,270
Equitrans Midstream Corp.	163,800	1,667,484
Excelerate Energy, Inc., Class A	9,300	143,778
FLEX LNG Ltd.	10,400	302,224
FutureFuel Corp.	2,600	15,808
Gevo, Inc. (x)*	54,610	63,348
Golar LNG Ltd.	46,400	1,066,736
Granite Ridge Resources, Inc. (x)	2,110	12,702
Green Plains, Inc.*	22,100	557,362
Gulfport Energy Corp.*	4,300	572,760
HighPeak Energy, Inc. (x)	12,250	174,440
International Seaways, Inc.	17,955	816,593
Kinetik Holdings, Inc., Class A (x)	6,400	213,760
Kosmos Energy Ltd.*	200,900	1,348,039
Magnolia Oil & Gas Corp., Class A	70,330	1,497,326
Matador Resources Co.	42,700	2,427,922
Murphy Oil Corp.	58,700	2,504,142
NACCO Industries, Inc., Class A	200	7,300
NextDecade Corp. (x)*	48,620	231,917
Nordic American Tankers Ltd.	78,710	330,582
Northern Oil and Gas, Inc.	28,820	1,068,357
Par Pacific Holdings, Inc.*	21,190	770,680
PBF Energy, Inc., Class A	45,614	2,005,192
Peabody Energy Corp.	42,900	1,043,328
Permian Resources Corp.	768,780	10,455,408
REX American Resources Corp.*	6,800	321,640
Riley Exploration Permian, Inc.	530	14,437
SandRidge Energy, Inc.	13,000	177,710
Scorpio Tankers, Inc.	22,100	1,343,680
SFL Corp. Ltd.	47,800	539,184
SilverBow Resources, Inc.*	6,360	184,949
Sitio Royalties Corp., Class A (x)	30,957	727,799
SM Energy Co.	50,400	1,951,488
Southwestern Energy Co.*	1,199,788	7,858,611
Talos Energy, Inc.*	42,880	610,182
Teekay Corp.*	15,670	112,041
Teekay Tankers Ltd., Class A	9,170	458,225
Tellurian, Inc. (x)*	185,800	140,391
Uranium Energy Corp. (x)*	124,800	798,720
VAALCO Energy, Inc.	30,910	138,786
Vertex Energy, Inc. (x)*	51,280	173,839
Vital Energy, Inc.*	5,000	227,450
Vitesse Energy, Inc.	6,470	141,628
W&T Offshore, Inc.	45,490	148,297
World Kinect Corp.	31,600	719,848

		59,519,974

Total Energy		91,373,553

Financials (12.7%)
Banks (4.7%)
1st Source Corp.	6,535	359,098
ACNB Corp.	240	10,742
Amalgamated Financial Corp.	9,820	264,551
Amerant Bancorp, Inc., Class A	10,400	255,528
American National Bankshares, Inc.	2,530	123,337

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Ameris Bancorp	24,920	$1,322,006
Ames National Corp.	310	6,615
Arrow Financial Corp.	2,925	81,724
Associated Banc-Corp.	60,600	1,296,234
Atlantic Union Bankshares Corp.	31,544	1,152,618
Axos Financial, Inc.*	21,380	1,167,348
Banc of California, Inc.	51,210	687,750
BancFirst Corp.	8,200	798,106
Bancorp, Inc. (The)*	23,500	906,160
Bank First Corp.	3,580	310,243
Bank of Hawaii Corp. (x)	15,040	1,089,798
Bank of Marin Bancorp	730	16,075
Bank of NT Butterfield & Son Ltd. (The)	26,100	835,461
Bank7 Corp.	160	4,376
BankUnited, Inc.	29,700	963,171
Bankwell Financial Group, Inc.	360	10,865
Banner Corp.	13,700	733,772
Bar Harbor Bankshares	630	18,497
BayCom Corp.	850	20,051
BCB Bancorp, Inc.	760	9,766
Berkshire Hills Bancorp, Inc.	20,400	506,532
Blue Foundry Bancorp*	610	5,899
Blue Ridge Bankshares, Inc.	320	970
Bridgewater Bancshares, Inc.*	2,560	34,611
Brookline Bancorp, Inc.	35,832	390,927
Burke & Herbert Financial Services Corp. (x)	190	11,951
Business First Bancshares, Inc.	970	23,910
Byline Bancorp, Inc.	4,950	116,622
C&F Financial Corp.	100	6,819
Cadence Bank	67,753	2,004,811
Cambridge Bancorp	680	47,192
Camden National Corp.	4,935	185,704
Capital Bancorp, Inc.	210	5,082
Capital City Bank Group, Inc.	5,360	157,745
Capitol Federal Financial, Inc.	60,600	390,870
Capstar Financial Holdings, Inc.	1,390	26,049
Carter Bankshares, Inc.*	2,180	32,635
Cathay General Bancorp	29,001	1,292,575
Central Pacific Financial Corp.	10,500	206,640
Central Valley Community Bancorp	300	6,705
Chemung Financial Corp.	130	6,474
ChoiceOne Financial Services, Inc.	150	4,395
Citizens & Northern Corp.	4,230	94,879
Citizens Financial Services, Inc.	160	10,355
City Holding Co.	7,300	804,898
Civista Bancshares, Inc.	2,930	54,029
CNB Financial Corp.	3,210	72,514
Coastal Financial Corp.*	620	27,534
Codorus Valley Bancorp, Inc.	220	5,654
Colony Bankcorp, Inc.	950	12,635
Columbia Financial, Inc.*	15,100	291,128
Community Bank System, Inc.	22,596	1,177,478
Community Trust Bancorp, Inc.	6,100	267,546
ConnectOne Bancorp, Inc.	13,940	319,365
CrossFirst Bankshares, Inc.*	6,660	90,443
Customers Bancorp, Inc.*	10,800	622,296
CVB Financial Corp.	51,335	1,036,454
Dime Community Bancshares, Inc.	15,719	423,313
Eagle Bancorp, Inc.	12,230	368,612
Eastern Bankshares, Inc.	64,370	914,054
Enterprise Bancorp, Inc.	890	28,711
Enterprise Financial Services Corp.	16,084	718,151
Equity Bancshares, Inc., Class A	2,690	91,191
Esquire Financial Holdings, Inc.	500	24,980
ESSA Bancorp, Inc.	260	5,205
Evans Bancorp, Inc.	180	5,675
Farmers & Merchants Bancorp, Inc.	900	22,320
Farmers National Banc Corp. (x)	4,720	68,204
FB Financial Corp.	16,444	655,293
Fidelity D&D Bancorp, Inc.	130	7,544
Financial Institutions, Inc.	1,670	35,571
First Bancorp (Nasdaq Stock Exchange)	17,188	636,128
First Bancorp (New York Stock Exchange)	78,100	1,284,745
First Bancorp, Inc. (The)	3,100	87,482
First Bancshares, Inc. (The)	11,630	341,108
First Bank	730	10,731
First Busey Corp.	26,331	653,535
First Business Financial Services, Inc.	180	7,218
First Commonwealth Financial Corp.	36,600	565,104
First Community Bankshares, Inc.	4,150	153,965
First Community Corp.	280	6,028
First Financial Bancorp	35,765	849,419
First Financial Bankshares, Inc.	54,800	1,660,440
First Financial Corp.	570	24,527
First Foundation, Inc.	28,700	277,816
First Interstate BancSystem, Inc., Class A	39,134	1,203,370
First Merchants Corp.	26,420	979,654
First Mid Bancshares, Inc.	6,800	235,688
First of Long Island Corp. (The)	1,930	25,553
First Western Financial, Inc.*	130	2,578
Five Star Bancorp	660	17,279
Flushing Financial Corp.	2,670	44,002
FS Bancorp, Inc.	200	7,392
Fulton Financial Corp.	61,300	1,008,998
FVCBankcorp, Inc. (x)*	275	3,905
German American Bancorp, Inc.	15,650	507,216
Glacier Bancorp, Inc.	46,430	1,918,488
Great Southern Bancorp, Inc. (x)	2,240	132,944
Greene County Bancorp, Inc. (x)	690	19,458
Guaranty Bancshares, Inc. (x)	1,340	45,051
Hancock Whitney Corp.	35,902	1,744,478
Hanmi Financial Corp.	11,800	228,920
HarborOne Bancorp, Inc.	7,940	95,121
HBT Financial, Inc.	1,840	38,842
Heartland Financial USA, Inc.	17,055	641,439
Heritage Commerce Corp.	22,800	226,176
Heritage Financial Corp.	15,266	326,540
Hilltop Holdings, Inc.	24,399	859,089
Hingham Institution For Savings (The) (x)	180	34,992
Home Bancorp, Inc.	880	36,969
Home BancShares, Inc.	80,175	2,030,833
HomeStreet, Inc.	8,780	90,434
HomeTrust Bancshares, Inc.	3,120	83,990
Hope Bancorp, Inc.	44,585	538,587
Horizon Bancorp, Inc.	17,900	256,149
Independent Bank Corp.	1,140	29,663

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Independent Bank Corp./MA	19,045	$1,253,351
Independent Bank Group, Inc.	13,962	710,387
International Bancshares Corp.	20,600	1,118,992
John Marshall Bancorp, Inc.	310	6,994
Kearny Financial Corp.	25,265	226,627
Lakeland Bancorp, Inc.	32,010	473,428
Lakeland Financial Corp.	10,455	681,248
LCNB Corp.	340	5,362
Live Oak Bancshares, Inc.	12,400	564,200
Luther Burbank Corp.*	11,180	119,738
Macatawa Bank Corp.	4,010	45,233
MainStreet Bancshares, Inc.	340	8,435
Mercantile Bank Corp.	1,370	55,321
Metrocity Bankshares, Inc.	2,160	51,883
Metropolitan Bank Holding Corp.*	5,500	304,590
Mid Penn Bancorp, Inc.	790	19,181
Middlefield Banc Corp. (x)	250	8,092
Midland States Bancorp, Inc.	900	24,804
MidWestOne Financial Group, Inc.	850	22,874
MVB Financial Corp.	570	12,859
National Bank Holdings Corp., Class A	11,300	420,247
National Bankshares, Inc. (x)	140	4,529
NBT Bancorp, Inc.	16,295	682,923
Nicolet Bankshares, Inc.	4,800	386,304
Northeast Bank	430	23,732
Northeast Community Bancorp, Inc.	1,020	18,095
Northfield Bancorp, Inc.	4,840	60,887
Northrim Bancorp, Inc.	280	16,019
Northwest Bancshares, Inc.	55,870	697,258
Norwood Financial Corp. (x)	310	10,202
Oak Valley Bancorp (x)	270	8,086
OceanFirst Financial Corp.	24,343	422,594
OFG Bancorp	17,560	658,149
Old National Bancorp	119,906	2,025,212
Old Second Bancorp, Inc.	12,500	193,000
Orange County Bancorp, Inc. (x)	230	13,855
Origin Bancorp, Inc.	16,520	587,616
Orrstown Financial Services, Inc.	1,050	30,975
Pacific Premier Bancorp, Inc.	38,550	1,122,191
Park National Corp.	6,450	856,947
Parke Bancorp, Inc.	200	4,050
Pathward Financial, Inc.	11,000	582,230
PCB Bancorp	430	7,925
Peapack-Gladstone Financial Corp.	4,010	119,578
Penns Woods Bancorp, Inc.	190	4,277
Peoples Bancorp, Inc.	9,734	328,620
Peoples Financial Services Corp. (x)	520	25,324
Pioneer Bancorp, Inc.*	200	2,002
Plumas Bancorp	170	7,029
Ponce Financial Group, Inc.*	1,220	11,907
Preferred Bank	4,900	357,945
Premier Financial Corp.	13,654	329,061
Primis Financial Corp.	2,520	31,903
Princeton Bancorp, Inc.	170	6,103
Provident Financial Services, Inc. (x)	36,756	662,711
QCR Holdings, Inc.	5,800	338,662
RBB Bancorp	1,600	30,464
Red River Bancshares, Inc.	510	28,616
Renasant Corp.	26,500	892,520
Republic Bancorp, Inc., Class A	2,850	157,206
S&T Bancorp, Inc.	21,059	703,792
Sandy Spring Bancorp, Inc.	16,589	451,884
Seacoast Banking Corp. of Florida	39,605	1,127,158
ServisFirst Bancshares, Inc.	19,300	1,285,959
Shore Bancshares, Inc.	1,455	20,734
Sierra Bancorp	2,710	61,110
Simmons First National Corp., Class A	49,819	988,409
SmartFinancial, Inc.	1,010	24,735
South Plains Financial, Inc.	1,280	37,069
Southern First Bancshares, Inc.*	530	19,663
Southern Missouri Bancorp, Inc.	1,020	54,458
Southern States Bancshares, Inc.	190	5,563
Southside Bancshares, Inc.	14,736	461,532
SouthState Corp.	29,150	2,461,718
Stellar Bancorp, Inc.	15,654	435,807
Sterling Bancorp, Inc.*	400	2,308
Stock Yards Bancorp, Inc.	12,150	625,603
Summit Financial Group, Inc.	1,390	42,659
Texas Capital Bancshares, Inc.*	19,400	1,253,822
Third Coast Bancshares, Inc.*	750	14,903
Timberland Bancorp, Inc.	310	9,753
Tompkins Financial Corp.	7,351	442,751
Towne Bank	29,009	863,308
TriCo Bancshares	10,782	463,303
Triumph Financial, Inc.*	9,000	721,620
TrustCo Bank Corp.	1,840	57,132
Trustmark Corp.	23,320	650,162
UMB Financial Corp.	19,360	1,617,528
United Bankshares, Inc.	51,502	1,933,900
United Community Banks, Inc.	41,300	1,208,438
Unity Bancorp, Inc.	240	7,102
Univest Financial Corp.	11,100	244,533
USCB Financial Holdings, Inc.*	480	5,880
Valley National Bancorp	167,509	1,819,148
Veritex Holdings, Inc.	17,824	414,764
Virginia National Bankshares Corp.	330	11,345
WaFd, Inc.	25,000	824,000
Washington Trust Bancorp, Inc.	7,420	240,260
WesBanco, Inc.	22,675	711,315
West Bancorp, Inc.	4,260	90,312
Westamerica Bancorp	13,500	761,535
WSFS Financial Corp.	29,381	1,349,469

		88,544,083

Capital Markets (2.2%)
AlTi Global, Inc. (x)*	440	3,854
Ares Management Corp., Class A	118,213	14,057,890
Artisan Partners Asset Management, Inc., Class A	27,100	1,197,278
AssetMark Financial Holdings, Inc.*	6,790	203,361
B Riley Financial, Inc. (x)	8,600	180,514
BGC Group, Inc., Class A	151,900	1,096,718
Brightsphere Investment Group, Inc.	12,108	231,989
Cohen & Steers, Inc.	11,366	860,747
Diamond Hill Investment Group, Inc.	110	18,215
Donnelley Financial Solutions, Inc.*	12,400	773,388
GCM Grosvenor, Inc., Class A	1,320	11,827
Hamilton Lane, Inc., Class A	14,800	1,678,912
MarketWise, Inc.	6,130	16,735
Moelis & Co., Class A	25,500	1,431,315

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Open Lending Corp.*	41,800	$355,718
P10, Inc., Class A	2,000	20,440
Patria Investments Ltd., Class A	20,850	323,384
Perella Weinberg Partners, Class A	14,130	172,810
Piper Sandler Cos.	8,000	1,398,960
PJT Partners, Inc., Class A	149,656	15,245,457
Silvercrest Asset Management Group, Inc., Class A	320	5,440
StepStone Group, Inc., Class A	20,700	658,881
StoneX Group, Inc.*	9,669	713,862
Value Line, Inc.	100	4,875
Victory Capital Holdings, Inc., Class A	15,800	544,152
Virtus Investment Partners, Inc.	3,395	820,775
WisdomTree, Inc.	53,000	367,290

		42,394,787

Consumer Finance (0.5%)
Atlanticus Holdings Corp.*	1,110	42,924
Bread Financial Holdings, Inc.	18,200	599,508
Consumer Portfolio Services, Inc. (x)*	1,400	13,118
Encore Capital Group, Inc.*	11,250	570,937
Enova International, Inc.*	16,700	924,512
FirstCash Holdings, Inc.	16,004	1,734,674
Green Dot Corp., Class A*	19,930	197,307
LendingClub Corp.*	38,200	333,868
LendingTree, Inc.*	6,600	200,112
Navient Corp.	35,497	660,954
Nelnet, Inc., Class A	6,550	577,841
NerdWallet, Inc., Class A (x)*	5,420	79,782
OppFi, Inc.*	500	2,560
PRA Group, Inc.*	17,960	470,552
PROG Holdings, Inc.*	17,760	548,962
Regional Management Corp.	490	12,289
Upstart Holdings, Inc. (x)*	27,640	1,129,370
World Acceptance Corp.*	2,300	300,219

		8,399,489

Financial Services (2.4%)
Acacia Research Corp.*	1,880	7,370
Alerus Financial Corp.	720	16,121
A-Mark Precious Metals, Inc.	6,400	193,600
AvidXchange Holdings, Inc.*	53,400	661,626
Banco Latinoamericano de Comercio Exterior SA, Class E	1,760	43,542
Cannae Holdings, Inc.*	27,500	536,525
Cantaloupe, Inc.*	7,250	53,722
Cass Information Systems, Inc.	1,533	69,062
Compass Diversified Holdings	22,100	496,145
Enact Holdings, Inc.	8,500	245,565
Essent Group Ltd.	44,300	2,336,382
Evertec, Inc.	22,696	929,174
Federal Agricultural Mortgage Corp., Class C	4,000	764,880
Finance of America Cos., Inc., Class A*	1,760	1,936
Flywire Corp.*	433,638	10,038,720
I3 Verticals, Inc., Class A*	1,400	29,638
International Money Express, Inc.*	11,900	262,871
Jackson Financial, Inc., Class A	36,700	1,879,040
Marqeta, Inc., Class A*	187,960	1,311,961
Merchants Bancorp	2,830	120,501
Mr Cooper Group, Inc.*	26,761	1,742,676
NewtekOne, Inc.	2,720	37,536
NMI Holdings, Inc., Class A*	30,920	917,706
Ocwen Financial Corp.*	300	9,228
Pagseguro Digital Ltd., Class A*	76,150	949,590
Payoneer Global, Inc.*	135,850	707,779
Paysafe Ltd.*	18,964	242,550
Paysign, Inc. (x)*	980	2,744
PennyMac Financial Services, Inc.	12,000	1,060,440
Priority Technology Holdings, Inc.*	400	1,424
Radian Group, Inc.	67,566	1,929,009
Remitly Global, Inc.*	49,496	961,212
Repay Holdings Corp., Class A*	29,100	248,514
Security National Financial Corp., Class A*	419	3,771
Shift4 Payments, Inc., Class A (x)*	180,902	13,448,255
StoneCo Ltd., Class A*	111,640	2,012,869
SWK Holdings Corp.*	130	2,279
Velocity Financial, Inc.*	190	3,272
Walker & Dunlop, Inc.	11,300	1,254,413
Waterstone Financial, Inc.	2,340	33,228

		45,566,876

Insurance (2.3%)
Ambac Financial Group, Inc.*	14,370	236,818
American Coastal Insurance Corp. (x)*	2,070	19,582
American Equity Investment Life Holding Co.*	27,280	1,522,224
AMERISAFE, Inc.	8,790	411,196
BRP Group, Inc., Class A*	23,200	557,264
CNO Financial Group, Inc.	52,600	1,467,540
Crawford & Co., Class A	3,780	49,820
Donegal Group, Inc., Class A	5,550	77,645
eHealth, Inc.*	18,690	162,977
Employers Holdings, Inc.	10,481	412,951
Enstar Group Ltd.*	4,750	1,398,162
F&G Annuities & Life, Inc.	830	38,180
Genworth Financial, Inc., Class A*	189,998	1,269,187
GoHealth, Inc., Class A*	540	7,204
Goosehead Insurance, Inc., Class A*	8,260	626,108
Greenlight Capital Re Ltd., Class A*	3,516	40,153
HCI Group, Inc. (x)	4,100	358,340
Hippo Holdings, Inc.*	1,515	13,817
Horace Mann Educators Corp.	18,310	598,737
Investors Title Co.	40	6,486
James River Group Holdings Ltd.	14,500	133,980
Kingsway Financial Services, Inc.*	1,080	9,072
Kinsale Capital Group, Inc.	42,484	14,228,316
Lemonade, Inc. (x)*	14,700	237,111
Maiden Holdings Ltd.*	710	1,626
MBIA, Inc. (x)	22,020	134,762
Mercury General Corp.	9,700	361,907
National Western Life Group, Inc., Class A	860	415,397
NI Holdings, Inc.*	3,810	49,492
Oscar Health, Inc., Class A*	67,900	621,285
Palomar Holdings, Inc.*	11,600	643,800
ProAssurance Corp.	25,000	344,750
Ryan Specialty Holdings, Inc., Class A*	293,872	12,642,373

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Safety Insurance Group, Inc.	5,424	$412,170
Selective Insurance Group, Inc.	23,840	2,371,603
Selectquote, Inc.*	63,029	86,350
SiriusPoint Ltd.*	36,000	417,600
Skyward Specialty Insurance Group, Inc.*	8,990	304,581
Stewart Information Services Corp.	12,600	740,250
Tiptree, Inc., Class A	900	17,064
Trupanion, Inc. (x)*	15,000	457,650
United Fire Group, Inc.	7,800	156,936
Universal Insurance Holdings, Inc.	2,110	33,718

		44,096,184

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
AFC Gamma, Inc. (REIT)	90	1,083
Angel Oak Mortgage REIT, Inc. (REIT)	1,190	12,614
Apollo Commercial Real Estate Finance, Inc. (REIT)	70,548	828,234
Arbor Realty Trust, Inc. (REIT) (x)	64,200	974,556
Ares Commercial Real Estate Corp. (REIT) (x)	19,900	206,164
ARMOUR Residential REIT, Inc. (REIT) (x)	15,047	290,708
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	66,200	1,408,074
BrightSpire Capital, Inc. (REIT), Class A	72,780	541,483
Chicago Atlantic Real Estate Finance, Inc. (REIT)	360	5,825
Chimera Investment Corp. (REIT)	95,600	477,044
Claros Mortgage Trust, Inc. (REIT)	33,500	456,605
Dynex Capital, Inc. (REIT)	20,920	261,918
Ellington Financial, Inc. (REIT)	20,700	263,097
Franklin BSP Realty Trust, Inc. (REIT)	30,600	413,406
Granite Point Mortgage Trust, Inc. (REIT)	10,910	64,805
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	39,680	1,094,374
Invesco Mortgage Capital, Inc. (REIT) (x)	3,329	29,495
KKR Real Estate Finance Trust, Inc. (REIT)	18,800	248,724
Ladder Capital Corp. (REIT)	54,887	631,749
MFA Financial, Inc. (REIT)	56,525	637,037
New York Mortgage Trust, Inc. (REIT)	42,650	363,805
Nexpoint Real Estate Finance, Inc. (REIT)	340	5,355
Orchid Island Capital, Inc. (REIT) (x)	28,520	240,424
PennyMac Mortgage Investment Trust (REIT)	40,863	610,902
Ready Capital Corp. (REIT) (x)	66,972	686,463
Redwood Trust, Inc. (REIT)	57,300	424,593
TPG RE Finance Trust, Inc. (REIT)	22,770	148,005
Two Harbors Investment Corp. (REIT)	34,125	475,361

		11,801,903

Total Financials		240,803,322

Health Care (17.4%)
Biotechnology (9.0%)
2seventy bio, Inc. (x)*	21,630	92,360
4D Molecular Therapeutics, Inc.*	8,500	172,210
89bio, Inc.*	23,690	264,617
Aadi Bioscience, Inc. (x)*	1,880	3,798
ACADIA Pharmaceuticals, Inc.*	47,900	1,499,749
Acrivon Therapeutics, Inc. (x)*	330	1,624
Actinium Pharmaceuticals, Inc.*	1,910	9,703
Adicet Bio, Inc.*	14,520	27,443
ADMA Biologics, Inc.*	80,740	364,945
Aerovate Therapeutics, Inc. (x)*	1,750	39,602
Agenus, Inc. (x)*	84,950	70,330
Agios Pharmaceuticals, Inc.*	24,700	550,069
Akero Therapeutics, Inc.*	120,110	2,804,568
Aldeyra Therapeutics, Inc.*	17,590	61,741
Alector, Inc.*	22,900	182,742
Alkermes plc*	64,200	1,780,908
Allakos, Inc. (x)*	9,440	25,771
Allogene Therapeutics, Inc.*	46,917	150,604
Allovir, Inc. (x)*	15,340	10,428
Alpine Immune Sciences, Inc. (x)*	2,970	56,608
Altimmune, Inc. (x)*	23,570	265,162
ALX Oncology Holdings, Inc. (x)*	9,140	136,095
Amicus Therapeutics, Inc.*	119,949	1,702,076
AnaptysBio, Inc.*	7,730	165,577
Anavex Life Sciences Corp. (x)*	24,300	226,233
Anika Therapeutics, Inc.*	6,200	140,492
Annexon, Inc. (x)*	20,310	92,207
Arbutus Biopharma Corp.*	16,140	40,350
Arcellx, Inc.*	11,700	649,350
Arcturus Therapeutics Holdings, Inc.*	10,200	321,606
Arcus Biosciences, Inc.*	226,514	4,326,417
Arcutis Biotherapeutics, Inc. (x)*	29,430	95,059
Ardelyx, Inc.*	81,640	506,168
Arrowhead Pharmaceuticals, Inc.*	40,600	1,242,360
ARS Pharmaceuticals, Inc. (x)*	8,260	45,265
Ascendis Pharma A/S (ADR)*	42,797	5,390,282
Astria Therapeutics, Inc.*	2,460	18,893
Atara Biotherapeutics, Inc. (x)*	71,700	36,768
Aura Biosciences, Inc.*	1,620	14,353
Aurinia Pharmaceuticals, Inc. (x)*	48,800	438,712
Avid Bioservices, Inc.*	24,500	159,250
Avidity Biosciences, Inc.*	27,100	245,255
Avita Medical, Inc. (x)*	2,630	36,084
Beam Therapeutics, Inc. (x)*	23,100	628,782
BioAtla, Inc.*	4,180	10,283
BioCryst Pharmaceuticals, Inc.*	77,400	463,626
Biohaven Ltd.*	24,350	1,042,180
Biomea Fusion, Inc. (x)*	7,750	112,530
BioVie, Inc., Class A (x)*	2,170	2,734
Bioxcel Therapeutics, Inc. (x)*	13,690	40,385
Bluebird Bio, Inc. (x)*	47,600	65,688
Blueprint Medicines Corp.*	105,289	9,711,857
Bridgebio Pharma, Inc. (x)*	207,897	8,392,802
Cabaletta Bio, Inc.*	3,700	83,990
CareDx, Inc.*	23,500	282,000
Caribou Biosciences, Inc. (x)*	16,860	96,608
Carisma Therapeutics, Inc. (x)	3,390	9,933
Cartesian Therapeutics, Inc. (x)*	5,920	4,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Catalyst Pharmaceuticals, Inc.*	42,700	$717,787
Celcuity, Inc. (x)*	670	9,762
Celldex Therapeutics, Inc.*	15,700	622,662
Century Therapeutics, Inc.*	2,840	9,429
Cerevel Therapeutics Holdings, Inc.*	28,150	1,193,560
Cogent Biosciences, Inc.*	24,900	146,412
Coherus Biosciences, Inc. (x)*	53,390	177,789
Compass Therapeutics, Inc.*	4,260	6,646
Crinetics Pharmaceuticals, Inc.*	24,330	865,661
Cue Biopharma, Inc.*	2,600	6,864
Cullinan Oncology, Inc.*	16,600	169,154
Cytokinetics, Inc.*	40,050	3,343,774
Day One Biopharmaceuticals, Inc.*	23,590	344,414
Deciphera Pharmaceuticals, Inc.*	18,600	300,018
Denali Therapeutics, Inc.*	41,900	899,174
Design Therapeutics, Inc.*	11,500	30,475
Disc Medicine, Inc.*	2,890	166,926
Dynavax Technologies Corp. (x)*	47,500	664,050
Dyne Therapeutics, Inc.*	11,900	158,270
Eagle Pharmaceuticals, Inc.*	7,480	39,120
Editas Medicine, Inc.*	27,600	279,588
Emergent BioSolutions, Inc.*	20,700	49,680
Enanta Pharmaceuticals, Inc.*	7,900	74,339
Entrada Therapeutics, Inc. (x)*	910	13,732
Erasca, Inc. (x)*	32,760	69,779
Fate Therapeutics, Inc.*	34,500	129,030
Fennec Pharmaceuticals, Inc. (x)*	1,420	15,932
FibroGen, Inc.*	10,550	9,350
Foghorn Therapeutics, Inc. (x)*	3,040	19,608
Genelux Corp.*	410	5,744
Generation Bio Co.*	20,838	34,383
Geron Corp.*	190,880	402,757
Graphite Bio, Inc.*	760	1,991
Gritstone bio, Inc. (x)*	9,000	18,360
Halozyme Therapeutics, Inc.*	222,635	8,228,590
Heron Therapeutics, Inc. (x)*	87,060	148,002
HilleVax, Inc. (x)*	2,170	34,829
Humacyte, Inc. (x)*	9,220	26,185
Icosavax, Inc.*	3,370	53,111
Ideaya Biosciences, Inc.*	20,810	740,420
IGM Biosciences, Inc. (x)*	12,840	106,700
Immuneering Corp., Class A (x)*	1,010	7,424
ImmunityBio, Inc. (x)*	75,520	379,110
ImmunoGen, Inc.*	90,240	2,675,616
Immunovant, Inc.*	25,800	1,086,954
Inhibrx, Inc. (x)*	10,800	410,400
Inozyme Pharma, Inc. (x)*	4,610	19,639
Insmed, Inc.*	50,400	1,561,896
Intellia Therapeutics, Inc.*	143,526	4,376,108
Iovance Biotherapeutics, Inc.*	79,740	648,286
Ironwood Pharmaceuticals, Inc., Class A*	49,800	569,712
iTeos Therapeutics, Inc.*	12,090	132,386
Janux Therapeutics, Inc.*	3,320	35,624
KalVista Pharmaceuticals, Inc.*	6,120	74,970
Karuna Therapeutics, Inc.*	23,158	7,329,739
Karyopharm Therapeutics, Inc.*	42,460	36,728
Keros Therapeutics, Inc.*	6,500	258,440
Kezar Life Sciences, Inc. (x)*	29,418	27,871
Kiniksa Pharmaceuticals Ltd., Class A*	12,900	226,266
Kodiak Sciences, Inc.*	27,580	83,843
Krystal Biotech, Inc.*	7,500	930,450
Kura Oncology, Inc. (x)*	26,400	379,632
Kymera Therapeutics, Inc.*	11,600	295,336
Larimar Therapeutics, Inc.*	2,230	10,147
Legend Biotech Corp. (ADR)*	83,322	5,013,485
Lexicon Pharmaceuticals, Inc. (x)*	54,280	83,048
Lineage Cell Therapeutics, Inc.*	6,470	7,052
Lyell Immunopharma, Inc.*	56,772	110,138
MacroGenics, Inc.*	37,400	359,788
Madrigal Pharmaceuticals, Inc. (x)*	26,405	6,109,589
MannKind Corp. (x)*	96,800	352,352
MeiraGTx Holdings plc*	14,520	101,930
Merrimack Pharmaceuticals, Inc.*	590	7,912
MiMedx Group, Inc.*	49,500	434,115
Mineralys Therapeutics, Inc. (x)*	1,920	16,512
Mirum Pharmaceuticals, Inc.*	11,000	324,720
Monte Rosa Therapeutics, Inc. (x)*	5,110	28,872
MoonLake Immunotherapeutics, Class A (x)*	65,912	3,980,426
Morphic Holding, Inc.*	15,600	450,528
Mural Oncology plc*	6,420	38,006
Myriad Genetics, Inc.*	38,100	729,234
Natera, Inc.*	281,296	17,620,381
Nkarta, Inc.*	22,110	145,926
Novavax, Inc. (x)*	36,650	175,920
Nurix Therapeutics, Inc.*	15,650	161,508
Nuvalent, Inc., Class A*	6,900	507,771
Nuvectis Pharma, Inc.*	730	6,088
Ocean Biomedical, Inc. (x)*	27,540	18,176
Olema Pharmaceuticals, Inc.*	3,590	50,368
Omega Therapeutics, Inc. (x)*	1,180	3,552
Organogenesis Holdings, Inc., Class A*	40,910	167,322
ORIC Pharmaceuticals, Inc. (x)*	2,980	27,416
Outlook Therapeutics, Inc.*	11,020	4,342
Ovid therapeutics, Inc.*	2,340	7,535
PDL BioPharma, Inc. (r)*	73,900	—
PDS Biotechnology Corp. (x)*	18,920	94,032
PepGen, Inc. (x)*	1,550	10,540
PMV Pharmaceuticals, Inc.*	20,810	64,511
Poseida Therapeutics, Inc., Class A*	6,570	22,075
Precigen, Inc. (x)*	43,090	57,741
Prelude Therapeutics, Inc.*	900	3,843
Prime Medicine, Inc. (x)*	5,140	45,540
ProKidney Corp., Class A (x)*	23,430	41,705
Protagonist Therapeutics, Inc.*	20,800	476,944
Protalix BioTherapeutics, Inc. (x)*	11,700	20,826
Prothena Corp. plc*	15,890	577,443
PTC Therapeutics, Inc.*	30,800	848,848
Rallybio Corp.*	1,660	3,967
RAPT Therapeutics, Inc.*	9,200	228,620
Recursion Pharmaceuticals, Inc., Class A (x)*	43,815	432,016
REGENXBIO, Inc.*	18,700	335,665
Relay Therapeutics, Inc.*	37,500	412,875
Reneo Pharmaceuticals, Inc.*	1,430	2,288
Replimune Group, Inc.*	15,600	131,508
REVOLUTION Medicines, Inc.*	49,916	1,431,591
Rhythm Pharmaceuticals, Inc.*	19,690	905,149
Rigel Pharmaceuticals, Inc.*	76,290	110,620

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Rocket Pharmaceuticals, Inc.*	28,420	$851,747
Sage Therapeutics, Inc.*	19,000	411,730
Sana Biotechnology, Inc. (x)*	33,400	136,272
Sangamo Therapeutics, Inc.*	81,450	44,252
Sarepta Therapeutics, Inc.*	41,913	4,041,671
Savara, Inc.*	5,970	28,059
Scholar Rock Holding Corp.*	2,650	49,820
Seres Therapeutics, Inc.*	33,500	46,900
SpringWorks Therapeutics, Inc.*	22,330	815,045
Stoke Therapeutics, Inc. (x)*	14,010	73,693
Summit Therapeutics, Inc. (x)*	24,180	63,110
Sutro Biopharma, Inc.*	20,950	89,875
Syndax Pharmaceuticals, Inc.*	25,250	545,652
Tango Therapeutics, Inc.*	6,080	60,192
Tenaya Therapeutics, Inc. (x)*	5,910	19,148
TG Therapeutics, Inc. (x)*	54,400	929,152
Travere Therapeutics, Inc.*	24,000	215,760
Twist Bioscience Corp.*	20,373	750,949
Tyra Biosciences, Inc.*	1,370	18,975
Ultragenyx Pharmaceutical, Inc.*	121,313	5,801,188
UroGen Pharma Ltd. (x)*	1,640	24,600
Vanda Pharmaceuticals, Inc.*	27,473	115,936
Vaxcyte, Inc.*	152,475	9,575,430
Vaxxinity, Inc., Class A (x)*	1,640	1,394
Vera Therapeutics, Inc., Class A (x)*	12,390	190,558
Veracyte, Inc.*	28,100	773,031
Vericel Corp.*	20,300	722,883
Verve Therapeutics, Inc.*	13,700	190,978
Vigil Neuroscience, Inc. (x)*	560	1,893
Viking Therapeutics, Inc.*	274,047	5,100,015
Vir Biotechnology, Inc.*	218,392	2,197,024
Viridian Therapeutics, Inc.*	14,600	317,988
Vor BioPharma, Inc.*	1,550	3,487
Voyager Therapeutics, Inc.*	6,460	54,522
X4 Pharmaceuticals, Inc. (x)*	12,980	10,884
Xencor, Inc.*	27,600	585,948
Xenon Pharmaceuticals, Inc.*	118,284	5,448,161
XOMA Corp.*	470	8,695
Y-mAbs Therapeutics, Inc.*	24,500	167,090
Zentalis Pharmaceuticals, Inc.*	18,830	285,274
Zura Bio Ltd., Class A*	8,260	38,574
Zymeworks, Inc.*	5,740	59,639

		171,471,500

Health Care Equipment & Supplies (3.7%)
Accuray, Inc.*	5,820	16,471
Alphatec Holdings, Inc.*	24,600	371,706
AngioDynamics, Inc.*	14,600	114,464
Artivion, Inc.*	16,300	291,444
AtriCure, Inc.*	279,996	9,993,057
Atrion Corp.	700	265,153
Avanos Medical, Inc.*	25,500	571,965
Axogen, Inc.*	17,250	117,817
Axonics, Inc.*	17,700	1,101,471
Beyond Air, Inc.*	3,590	7,036
Butterfly Network, Inc. (x)*	77,890	84,121
Cerus Corp.*	60,380	130,421
ClearPoint Neuro, Inc.*	2,460	16,703
CONMED Corp.	12,921	1,414,979
Cutera, Inc. (x)*	15,100	53,228
CVRx, Inc.*	1,930	60,679
Embecta Corp.	20,900	395,637
Glaukos Corp.*	21,076	1,675,331
Haemonetics Corp.*	20,200	1,727,302
Inari Medical, Inc.*	199,465	12,949,268
Inmode Ltd.*	29,700	660,528
Inogen, Inc.*	16,760	92,012
Integer Holdings Corp.*	15,100	1,496,108
iRadimed Corp.	4,600	218,362
iRhythm Technologies, Inc.*	106,492	11,398,904
KORU Medical Systems, Inc. (x)*	920	2,259
Lantheus Holdings, Inc.*	156,775	9,720,050
LeMaitre Vascular, Inc.	7,200	408,672
LivaNova plc*	20,032	1,036,456
Merit Medical Systems, Inc.*	20,575	1,562,877
Nano-X Imaging Ltd. (x)*	17,590	112,048
Neogen Corp.*	84,112	1,691,492
Nevro Corp.*	14,200	305,584
Omnicell, Inc.*	18,100	681,103
OraSure Technologies, Inc.*	36,800	301,760
Orchestra BioMed Holdings, Inc. (x)*	1,040	9,495
Orthofix Medical, Inc.*	17,685	238,394
OrthoPediatrics Corp.*	5,500	178,805
Outset Medical, Inc.*	18,300	99,003
Paragon 28, Inc.*	16,800	208,824
PROCEPT BioRobotics Corp. (x)*	13,830	579,615
Pulmonx Corp.*	20,300	258,825
Pulse Biosciences, Inc. (x)*	1,170	14,321
RxSight, Inc.*	6,170	248,774
Sanara Medtech, Inc. (x)*	160	6,576
Semler Scientific, Inc.*	470	20,816
Shockwave Medical, Inc.*	21,985	4,189,462
SI-BONE, Inc.*	11,700	245,583
Sight Sciences, Inc.*	4,380	22,601
Silk Road Medical, Inc.*	15,800	193,866
STAAR Surgical Co.*	19,100	596,111
Surmodics, Inc.*	5,900	214,465
Tactile Systems Technology, Inc.*	10,200	145,860
Tela Bio, Inc.*	1,300	8,606
TransMedics Group, Inc.*	11,900	939,267
Treace Medical Concepts, Inc.*	20,100	256,275
UFP Technologies, Inc.*	2,700	464,508
Utah Medical Products, Inc.	1,700	143,174
Varex Imaging Corp.*	11,400	233,700
Vicarious Surgical, Inc., Class A*	4,310	1,580
Zimvie, Inc.*	6,670	118,393
Zynex, Inc. (x)*	5,120	55,757

		70,739,124

Health Care Providers & Services (1.7%)
23andMe Holding Co., Class A (x)*	100,400	91,715
Accolade, Inc.*	20,192	242,506
AdaptHealth Corp., Class A*	32,575	237,472
Addus HomeCare Corp.*	6,900	640,665
Agiliti, Inc.*	9,730	77,062
AirSculpt Technologies, Inc. (x)*	4,190	31,383
Alignment Healthcare, Inc.*	29,700	255,717
AMN Healthcare Services, Inc.*	16,300	1,220,544
Apollo Medical Holdings, Inc.*	14,500	555,350
Aveanna Healthcare Holdings, Inc.*	15,780	42,290
Brookdale Senior Living, Inc.*	59,560	346,639
Cano Health, Inc. (x)*	1,606	9,427
CareMax, Inc. (x)*	10,680	5,321
Castle Biosciences, Inc.*	20,240	436,779

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Community Health Systems, Inc.*	81,700	$255,721
CorVel Corp.*	3,500	865,235
Cross Country Healthcare, Inc.*	14,700	332,808
DocGo, Inc.*	24,700	138,073
Enhabit, Inc.*	5,770	59,720
Ensign Group, Inc. (The)	21,500	2,412,515
Fulgent Genetics, Inc.*	6,200	179,242
Guardant Health, Inc.*	323,369	8,747,131
HealthEquity, Inc.*	32,800	2,174,640
Hims & Hers Health, Inc.*	48,800	434,320
InfuSystem Holdings, Inc.*	700	7,378
Innovage Holding Corp.*	4,280	25,680
Invitae Corp. (x)*	83,360	52,250
Joint Corp. (The)*	8,460	81,301
LifeStance Health Group, Inc. (x)*	34,000	266,220
ModivCare, Inc.*	3,890	171,121
National HealthCare Corp.	5,690	525,870
National Research Corp.	4,470	176,833
NeoGenomics, Inc.*	43,800	708,684
OPKO Health, Inc.*	174,970	264,205
Option Care Health, Inc.*	65,230	2,197,599
Owens & Minor, Inc.*	32,050	617,603
P3 Health Partners, Inc. (x)*	8,470	11,943
Patterson Cos., Inc.	38,700	1,101,015
Pediatrix Medical Group, Inc.*	30,200	280,860
Pennant Group, Inc. (The)*	12,610	175,531
PetIQ, Inc., Class A*	13,600	268,600
Privia Health Group, Inc.*	41,897	964,888
Progyny, Inc.*	29,100	1,081,938
Quipt Home Medical Corp.*	2,900	14,761
RadNet, Inc.*	18,500	643,245
Select Medical Holdings Corp.	39,319	923,997
Surgery Partners, Inc.*	25,890	828,221
US Physical Therapy, Inc.	6,200	577,468
Viemed Healthcare, Inc. (x)*	1,400	10,990

		31,770,476

Health Care Technology (0.3%)
American Well Corp., Class A*	77,900	116,071
Computer Programs and Systems, Inc.*	6,500	72,800
Definitive Healthcare Corp., Class A*	7,190	71,469
Evolent Health, Inc., Class A*	42,230	1,394,857
Health Catalyst, Inc.*	19,400	179,644
HealthStream, Inc.	7,430	200,833
Multiplan Corp. (x)*	146,700	211,248
OptimizeRx Corp.*	10,050	143,815
Phreesia, Inc.*	18,900	437,535
Schrodinger, Inc. (x)*	23,900	855,620
Sharecare, Inc.*	71,000	76,680
Simulations Plus, Inc.	6,300	281,925
Veradigm, Inc.*	46,800	490,932

		4,533,429

Life Sciences Tools & Services (1.5%)
Adaptive Biotechnologies Corp.*	40,600	198,940
Akoya Biosciences, Inc.*	8,330	40,650
BioLife Solutions, Inc.*	12,300	199,875
Codexis, Inc.*	43,250	131,913
CryoPort, Inc.*	16,700	258,683
Cytek Biosciences, Inc.*	37,342	340,559
Harvard Bioscience, Inc.*	2,450	13,108
ICON plc*	48,940	13,853,446
MaxCyte, Inc.*	11,230	52,781
Mesa Laboratories, Inc.	2,300	240,971
NanoString Technologies, Inc. (x)*	48,130	36,020
Nautilus Biotechnology, Inc., Class A*	2,670	7,983
OmniAb, Inc. (Earn Out Shares) (r)(x)*	4,966	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	37,854	233,559
Pacific Biosciences of California, Inc.*	96,620	947,842
Quanterix Corp.*	16,600	453,844
Quantum-Si, Inc. (x)*	13,620	27,376
Repligen Corp.*	65,856	11,840,909
Seer, Inc., Class A*	23,290	45,183
SomaLogic, Inc. (x)*	76,600	193,798

		29,117,440

Pharmaceuticals (1.2%)
Aclaris Therapeutics, Inc.*	19,100	20,055
Amneal Pharmaceuticals, Inc.*	30,670	186,167
Amphastar Pharmaceuticals, Inc.*	16,400	1,014,340
Amylyx Pharmaceuticals, Inc.*	19,400	285,568
ANI Pharmaceuticals, Inc.*	6,100	336,354
Arvinas, Inc.*	17,500	720,300
Assertio Holdings, Inc. (x)*	13,020	13,931
Atea Pharmaceuticals, Inc.*	38,630	117,821
Axsome Therapeutics, Inc. (x)*	12,500	994,875
Biote Corp., Class A (x)*	1,330	6,570
Bright Green Corp. (x)*	4,950	1,634
Cara Therapeutics, Inc.*	33,420	24,831
Cassava Sciences, Inc. (x)*	14,600	328,646
Collegium Pharmaceutical, Inc.*	10,700	329,346
Corcept Therapeutics, Inc.*	30,220	981,546
CorMedix, Inc. (x)*	4,060	15,266
Cymabay Therapeutics, Inc.*	37,600	888,112
Edgewise Therapeutics, Inc.*	6,470	70,782
Enliven Therapeutics, Inc. (x)*	2,960	40,966
Evolus, Inc.*	25,280	266,198
Eyenovia, Inc.*	4,450	9,256
EyePoint Pharmaceuticals, Inc.*	4,940	114,163
Harmony Biosciences Holdings, Inc.*	12,640	408,272
Harrow, Inc.*	4,520	50,624
Ikena Oncology, Inc.*	770	1,517
Innoviva, Inc.*	20,000	320,800
Intra-Cellular Therapies, Inc.*	143,175	10,254,193
Ligand Pharmaceuticals, Inc.*	6,550	467,801
Liquidia Corp. (x)*	12,630	151,939
Longboard Pharmaceuticals, Inc.*	970	5,849
Marinus Pharmaceuticals, Inc.*	9,140	99,352
NGM Biopharmaceuticals, Inc.*	35,020	30,082
Nuvation Bio, Inc.*	67,409	101,788
Ocular Therapeutix, Inc.*	38,100	169,926
Omeros Corp. (x)*	5,850	19,129
Optinose, Inc. (x)*	1,740	2,245
Pacira BioSciences, Inc.*	16,500	556,710
Phathom Pharmaceuticals, Inc. (x)*	6,310	57,610
Phibro Animal Health Corp., Class A	9,740	112,789
Pliant Therapeutics, Inc.*	21,660	392,263
Prestige Consumer Healthcare, Inc.*	22,700	1,389,694

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Rain Oncology, Inc. (x)*	21,290	$25,548
Revance Therapeutics, Inc.*	29,200	256,668
Scilex Holding Co. (r)(x)*	15,285	26,504
scPharmaceuticals, Inc. (x)*	4,150	26,020
SIGA Technologies, Inc. (x)	34,930	195,608
Supernus Pharmaceuticals, Inc.*	24,500	709,030
Taro Pharmaceutical Industries Ltd.*	570	23,815
Tarsus Pharmaceuticals, Inc.*	4,040	81,810
Terns Pharmaceuticals, Inc.*	6,990	45,365
Theravance Biopharma, Inc. (x)*	23,300	261,892
Theseus Pharmaceuticals, Inc.*	4,170	16,889
Third Harmonic Bio, Inc. (x)*	760	8,337
Trevi Therapeutics, Inc.*	4,360	5,842
Ventyx Biosciences, Inc.*	17,940	44,312
Verrica Pharmaceuticals, Inc. (x)*	1,590	11,639
WaVe Life Sciences Ltd.*	3,040	15,352
Xeris Biopharma Holdings, Inc.*	19,450	45,708
Zevra Therapeutics, Inc. (x)*	2,350	15,393

		23,175,042

Total Health Care		330,807,011

Industrials (19.4%)
Aerospace & Defense (4.0%)
AAR Corp.*	13,000	811,200
AeroVironment, Inc.*	10,000	1,260,400
AerSale Corp.*	1,810	22,978
Archer Aviation, Inc., Class A (x)*	43,420	266,599
Astronics Corp.*	2,790	48,602
Axon Enterprise, Inc.*	93,421	24,133,447
BWX Technologies, Inc.	92,060	7,063,764
Cadre Holdings, Inc.	1,410	46,375
Curtiss-Wright Corp.	50,017	11,143,287
Ducommun, Inc.*	4,930	256,656
Eve Holding, Inc. (x)*	720	5,270
Hexcel Corp.	158,381	11,680,599
Howmet Aerospace, Inc.	237,226	12,838,671
Kaman Corp.	11,660	279,257
Kratos Defense & Security Solutions, Inc.*	59,500	1,207,255
Leonardo DRS, Inc.*	19,360	387,974
Moog, Inc., Class A	10,800	1,563,624
National Presto Industries, Inc.	430	34,520
Park Aerospace Corp.	1,390	20,433
Parsons Corp.*	15,550	975,140
Redwire Corp. (x)*	3,410	9,719
Rocket Lab USA, Inc. (x)*	106,900	591,157
Terran Orbital Corp. (x)*	18,260	20,816
Triumph Group, Inc.*	15,500	256,990
V2X, Inc.*	940	43,654
Virgin Galactic Holdings, Inc. (x)*	83,100	203,595

		75,171,982

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	27,700	487,797
Forward Air Corp.	12,200	767,014
Hub Group, Inc., Class A*	15,000	1,379,100
Radiant Logistics, Inc.*	1,480	9,827

		2,643,738

Building Products (3.8%)
AAON, Inc.	28,972	2,140,162
American Woodmark Corp.*	7,200	668,520
Apogee Enterprises, Inc.	12,300	656,943
AZEK Co., Inc. (The), Class A*	342,711	13,108,696
AZZ, Inc.	13,300	772,597
Builders FirstSource, Inc.*	75,735	12,643,201
Carlisle Cos., Inc.	35,921	11,222,798
CSW Industrials, Inc.	6,700	1,389,647
Gibraltar Industries, Inc.*	13,000	1,026,740
Griffon Corp.	16,530	1,007,503
Insteel Industries, Inc.	950	36,375
Janus International Group, Inc.*	29,700	387,585
JELD-WEN Holding, Inc.*	31,717	598,817
Lennox International, Inc.	30,330	13,573,282
Masonite International Corp.*	10,800	914,328
Masterbrand, Inc.*	49,750	738,788
PGT Innovations, Inc.*	22,700	923,890
Quanex Building Products Corp.	12,100	369,897
Resideo Technologies, Inc.*	61,700	1,161,194
Simpson Manufacturing Co., Inc.	17,900	3,543,842
UFP Industries, Inc.	22,564	2,832,910
Zurn Elkay Water Solutions Corp.	51,600	1,517,556

		71,235,271

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	28,300	1,268,689
ACCO Brands Corp.	22,750	138,320
ACV Auctions, Inc., Class A*	48,730	738,259
Aris Water Solutions, Inc., Class A	6,310	52,941
BrightView Holdings, Inc.*	5,400	45,468
Brink’s Co. (The)	18,016	1,584,507
Casella Waste Systems, Inc., Class A*	21,347	1,824,315
CECO Environmental Corp.*	2,600	52,728
Cimpress plc*	6,700	536,335
CompX International, Inc.	120	3,034
CoreCivic, Inc.*	53,500	777,355
Deluxe Corp.	16,600	356,070
Ennis, Inc.	1,950	42,725
Enviri Corp.*	30,290	272,610
GEO Group, Inc. (The)*	46,000	498,180
Healthcare Services Group, Inc.*	34,500	357,765
HNI Corp.	22,100	924,443
Interface, Inc., Class A	16,470	207,851
LanzaTech Global, Inc. (x)*	4,940	24,848
Li-Cycle Holdings Corp. (x)*	48,100	28,129
Liquidity Services, Inc.*	1,250	21,513
Matthews International Corp., Class A	17,344	635,658
MillerKnoll, Inc.	29,440	785,459
Montrose Environmental Group, Inc.*	9,200	295,596
OPENLANE, Inc.*	45,284	670,656
Performant Financial Corp.*	290	906
Pitney Bowes, Inc.	64,600	284,240
Quad/Graphics, Inc.*	2,010	10,894
SP Plus Corp.*	7,700	394,625
Steelcase, Inc., Class A	31,120	420,742
Tetra Tech, Inc.	82,775	13,817,631
UniFirst Corp.	5,700	1,042,587
Viad Corp.*	6,280	227,336

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
VSE Corp.	4,820	$311,420

		28,653,835

Construction & Engineering (0.8%)
Ameresco, Inc., Class A (x)*	14,800	468,716
API Group Corp.*	77,700	2,688,420
Arcosa, Inc.	18,610	1,537,930
Argan, Inc.	930	43,515
Bowman Consulting Group Ltd., Class A*	970	34,454
Comfort Systems USA, Inc.	13,580	2,792,999
Concrete Pumping Holdings, Inc.*	4,320	35,424
Construction Partners, Inc., Class A*	15,500	674,560
Dycom Industries, Inc.*	11,300	1,300,517
Fluor Corp.*	54,700	2,142,599
Granite Construction, Inc.	21,421	1,089,472
Great Lakes Dredge & Dock Corp.*	21,170	162,586
IES Holdings, Inc.*	660	52,285
INNOVATE Corp. (x)*	1,830	2,251
Limbach Holdings, Inc.*	1,360	61,839
MYR Group, Inc.*	5,600	809,928
Northwest Pipe Co.*	920	27,839
Primoris Services Corp.	22,900	760,509
Southland Holdings, Inc.*	630	3,251
Sterling Infrastructure, Inc.*	11,400	1,002,402
Tutor Perini Corp.*	5,800	52,780

		15,744,276

Electrical Equipment (0.7%)
Allient, Inc.	1,140	34,439
Amprius Technologies, Inc.*	4,290	22,694
Array Technologies, Inc.*	58,600	984,480
Atkore, Inc.*	15,190	2,430,400
Babcock & Wilcox Enterprises, Inc. (x)*	11,120	16,235
Blink Charging Co. (x)*	28,780	97,564
Bloom Energy Corp., Class A (x)*	68,400	1,012,320
Dragonfly Energy Holdings Corp. (x)*	32,830	17,787
Encore Wire Corp.	6,420	1,371,312
Energy Vault Holdings, Inc. (x)*	13,670	31,851
EnerSys	17,600	1,776,896
Enovix Corp. (x)*	52,500	657,300
Fluence Energy, Inc., Class A*	15,090	359,897
FTC Solar, Inc.*	29,500	20,438
FuelCell Energy, Inc. (x)*	133,800	214,080
GrafTech International Ltd.	68,300	149,577
LSI Industries, Inc.	1,650	23,232
NEXTracker, Inc., Class A*	16,542	774,993
NuScale Power Corp., Class A (x)*	29,570	97,285
Powell Industries, Inc.	3,450	304,980
Preformed Line Products Co.	250	33,465
SES AI Corp.*	8,750	16,013
Shoals Technologies Group, Inc., Class A*	169,219	2,629,663
SKYX Platforms Corp. (x)*	490	784
Stem, Inc. (x)*	16,328	63,353
Thermon Group Holdings, Inc.*	12,820	417,547
TPI Composites, Inc. (x)*	13,540	56,056
Vicor Corp.*	7,600	341,544

		13,956,185

Ground Transportation (1.5%)
ArcBest Corp.	9,485	1,140,192
Covenant Logistics Group, Inc., Class A	440	20,258
Daseke, Inc.*	3,680	29,808
FTAI Infrastructure, Inc.	3,710	14,432
Heartland Express, Inc.	18,000	256,680
Marten Transport Ltd.	26,949	565,390
PAM Transportation Services, Inc.*	610	12,676
RXO, Inc.*	44,570	1,036,698
Saia, Inc.*	27,039	11,849,030
TuSimple Holdings, Inc., Class A*	73,320	64,360
Universal Logistics Holdings, Inc.	1,080	30,262
Werner Enterprises, Inc.	22,747	963,790
XPO, Inc.*	136,930	11,993,699

		27,977,275

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	2,680	62,390

Machinery (3.2%)
3D Systems Corp.*	32,620	207,137
Alamo Group, Inc.	5,100	1,071,969
Albany International Corp., Class A	13,400	1,316,148
Astec Industries, Inc.	11,400	424,080
Barnes Group, Inc.	17,742	578,921
Blue Bird Corp.*	2,870	77,375
Chart Industries, Inc.*	16,400	2,235,812
Columbus McKinnon Corp.	9,300	362,886
Commercial Vehicle Group, Inc.*	3,410	23,904
Desktop Metal, Inc., Class A (x)*	94,440	70,924
Douglas Dynamics, Inc.	7,700	228,536
Energy Recovery, Inc.*	29,800	561,432
Enerpac Tool Group Corp., Class A	21,240	660,352
Enpro, Inc.	9,700	1,520,378
ESCO Technologies, Inc.	9,584	1,121,616
Federal Signal Corp.	22,990	1,764,253
Franklin Electric Co., Inc.	17,500	1,691,375
Gencor Industries, Inc.*	430	6,940
Gorman-Rupp Co. (The)	8,100	287,793
Greenbrier Cos., Inc. (The)	11,947	527,818
Helios Technologies, Inc.	12,000	544,200
Hillenbrand, Inc.	27,341	1,308,267
Hillman Solutions Corp.*	66,180	609,518
Hyliion Holdings Corp. (x)*	33,540	27,292
Hyster-Yale Materials Handling, Inc.	950	59,080
Ingersoll Rand, Inc.	158,203	12,235,420
ITT, Inc.	111,174	13,265,282
John Bean Technologies Corp.	12,500	1,243,125
Kadant, Inc.	4,316	1,209,818
Kennametal, Inc.	31,600	814,964
Lindsay Corp.	5,100	658,716
Luxfer Holdings plc	1,870	16,718
Manitowoc Co., Inc. (The)*	1,500	25,035
Mayville Engineering Co., Inc.*	1,260	18,169
Microvast Holdings, Inc. (x)*	100,950	141,330
Miller Industries, Inc.	610	25,797
Mueller Industries, Inc.	47,800	2,253,770
Mueller Water Products, Inc., Class A	75,800	1,091,520
Nikola Corp. (x)*	227,580	199,087

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Omega Flex, Inc.	410	$28,909
Park-Ohio Holdings Corp.	510	13,750
Proto Labs, Inc.*	11,470	446,871
REV Group, Inc.	1,850	33,614
Shyft Group, Inc. (The)	13,300	162,526
SPX Technologies, Inc.*	16,100	1,626,261
Standex International Corp.	4,520	715,878
Tennant Co.	9,200	852,748
Terex Corp.	29,400	1,689,324
Titan International, Inc.*	15,490	230,491
Trinity Industries, Inc.	34,700	922,673
Velo3D, Inc. (x)*	17,040	6,775
Wabash National Corp.	19,000	486,780
Watts Water Technologies, Inc., Class A	10,892	2,269,239

		59,972,596

Marine Transportation (0.1%)
Costamare, Inc.	16,810	174,992
Eagle Bulk Shipping, Inc. (x)	3,930	217,722
Genco Shipping & Trading Ltd.	8,280	137,365
Golden Ocean Group Ltd.	44,700	436,272
Himalaya Shipping Ltd.*	980	6,625
Matson, Inc.	13,670	1,498,232
Pangaea Logistics Solutions Ltd.	2,400	19,776
Safe Bulkers, Inc.	2,150	8,450

		2,499,434

Passenger Airlines (0.2%)
Allegiant Travel Co.	6,490	536,139
Blade Air Mobility, Inc.*	5,970	21,074
Frontier Group Holdings, Inc. (x)*	15,900	86,814
Hawaiian Holdings, Inc. (x)*	15,300	217,260
JetBlue Airways Corp. (x)*	126,840	703,962
Joby Aviation, Inc. (x)*	91,400	607,810
SkyWest, Inc.*	16,560	864,432
Spirit Airlines, Inc.	43,100	706,409
Sun Country Airlines Holdings, Inc.*	9,300	146,289

		3,890,189

Professional Services (1.8%)
Alight, Inc., Class A*	152,690	1,302,446
ASGN, Inc.*	19,073	1,834,250
Asure Software, Inc.*	2,090	19,897
Barrett Business Services, Inc.	330	38,214
BlackSky Technology, Inc., Class A (x)*	5,130	7,182
CBIZ, Inc.*	18,366	1,149,528
Conduent, Inc.*	53,440	195,056
CRA International, Inc.	2,700	266,895
CSG Systems International, Inc.	12,052	641,287
ExlService Holdings, Inc.*	63,000	1,943,550
Exponent, Inc.	21,500	1,892,860
First Advantage Corp.	21,200	351,284
FiscalNote Holdings, Inc.*	18,930	21,580
Forrester Research, Inc.*	1,160	31,100
Franklin Covey Co.*	740	32,212
FTI Consulting, Inc.*	58,790	11,708,028
Heidrick & Struggles International, Inc.	6,500	191,945
HireQuest, Inc. (x)	400	6,140
HireRight Holdings Corp.*	8,020	107,869
Huron Consulting Group, Inc.*	7,669	788,373
IBEX Holdings Ltd.*	1,120	21,291
ICF International, Inc.	8,000	1,072,720
Innodata, Inc. (x)*	1,750	14,245
Insperity, Inc.	14,700	1,723,134
Kelly Services, Inc., Class A	10,390	224,632
Kforce, Inc.	9,700	655,332
Korn Ferry	21,400	1,270,090
Legalzoom.com, Inc.*	35,700	403,410
Maximus, Inc.	22,983	1,927,354
Mistras Group, Inc.*	1,110	8,125
NV5 Global, Inc.*	5,000	555,600
Planet Labs PBC*	56,600	139,802
Resources Connection, Inc.	2,210	31,316
Skillsoft Corp.*	194	3,411
Sterling Check Corp.*	13,730	191,122
TriNet Group, Inc.*	13,600	1,617,448
TrueBlue, Inc.*	13,900	213,226
TTEC Holdings, Inc.	6,170	133,704
Upwork, Inc. (x)*	46,700	694,429
Verra Mobility Corp., Class A*	58,600	1,349,558
Willdan Group, Inc.*	880	18,920

		34,798,565

Trading Companies & Distributors (1.7%)
Alta Equipment Group, Inc.	2,230	27,585
Applied Industrial Technologies, Inc.	14,900	2,573,081
Beacon Roofing Supply, Inc.*	18,760	1,632,495
BlueLinx Holdings, Inc.*	2,730	309,336
Boise Cascade Co.	15,100	1,953,336
Custom Truck One Source, Inc.*	14,650	90,537
Distribution Solutions Group, Inc.*	1,726	54,473
DXP Enterprises, Inc.*	1,270	42,799
EVI Industries, Inc.	150	3,559
FTAI Aviation Ltd.	38,180	1,771,552
GATX Corp.	13,700	1,647,014
Global Industrial Co.	1,890	73,408
GMS, Inc.*	18,200	1,500,226
H&E Equipment Services, Inc.	15,100	790,032
Herc Holdings, Inc.	10,840	1,613,968
Hudson Technologies, Inc.*	5,080	68,529
Karat Packaging, Inc.	590	14,662
McGrath RentCorp	10,300	1,232,086
MRC Global, Inc.*	30,200	332,502
NOW, Inc.*	37,300	422,236
Rush Enterprises, Inc., Class A	29,925	1,505,227
Rush Enterprises, Inc., Class B	600	31,788
SiteOne Landscape Supply, Inc.*	81,330	13,216,125
Textainer Group Holdings Ltd.	16,560	814,752
Titan Machinery, Inc.*	6,020	173,858
Transcat, Inc.*	2,780	303,937
Willis Lease Finance Corp.*	150	7,332
Xometry, Inc., Class A (x)*	9,400	337,554

		32,543,989

Total Industrials		369,149,725

Information Technology (19.8%)
Communications Equipment (0.3%)
ADTRAN Holdings, Inc.	26,000	190,840
Aviat Networks, Inc.*	1,320	43,111
Calix, Inc.*	25,500	1,114,095

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Cambium Networks Corp.*	3,050	$18,300
Clearfield, Inc.*	2,790	81,133
CommScope Holding Co., Inc.*	74,700	210,654
Comtech Telecommunications Corp.	1,200	10,116
Digi International, Inc.*	12,400	322,400
DZS, Inc. (x)*	2,800	5,516
Extreme Networks, Inc.*	55,900	986,076
Harmonic, Inc.*	35,400	461,616
Infinera Corp. (x)*	57,290	272,128
NETGEAR, Inc.*	12,900	188,082
NetScout Systems, Inc.*	32,000	702,400
Ribbon Communications, Inc.*	15,690	45,501
Viavi Solutions, Inc.*	99,800	1,004,986

		5,656,954

Electronic Equipment, Instruments & Components (3.3%)
908 Devices, Inc.*	8,100	90,882
Advanced Energy Industries, Inc.	15,800	1,720,936
Aeva Technologies, Inc. (x)*	26,150	19,814
Akoustis Technologies, Inc. (x)*	4,400	3,670
Arlo Technologies, Inc.*	20,700	197,064
Badger Meter, Inc.	11,600	1,790,692
Bel Fuse, Inc., Class B	1,710	114,177
Belden, Inc.	16,578	1,280,650
Benchmark Electronics, Inc.	13,189	364,544
CTS Corp.	11,962	523,218
ePlus, Inc.*	13,200	1,053,888
Evolv Technologies Holdings, Inc. (x)*	37,540	177,189
Fabrinet*	106,584	20,286,133
FARO Technologies, Inc.*	7,695	173,368
Insight Enterprises, Inc.*	11,015	1,951,748
Itron, Inc.*	20,000	1,510,200
Kimball Electronics, Inc.*	2,430	65,488
Knowles Corp.*	33,000	591,030
Lightwave Logic, Inc. (x)*	40,700	202,686
Littelfuse, Inc.	31,073	8,313,892
Luna Innovations, Inc.*	2,300	15,295
Methode Electronics, Inc.	18,800	427,324
MicroVision, Inc. (x)*	17,810	47,375
Mirion Technologies, Inc., Class A*	76,840	787,610
Napco Security Technologies, Inc.	8,240	282,220
nLight, Inc.*	17,900	241,650
Novanta, Inc.*	79,235	13,343,966
OSI Systems, Inc.*	7,700	993,685
PAR Technology Corp. (x)*	8,700	378,798
PC Connection, Inc.	2,670	179,451
Plexus Corp.*	9,995	1,080,759
Rogers Corp.*	7,200	950,904
Sanmina Corp.*	23,500	1,207,195
ScanSource, Inc.*	9,400	372,334
SmartRent, Inc., Class A (x)*	55,240	176,216
TTM Technologies, Inc.*	53,300	842,673
Vishay Intertechnology, Inc.	49,470	1,185,796
Vishay Precision Group, Inc.*	1,100	37,477
Vuzix Corp. (x)*	13,100	27,313

		63,009,310

IT Services (0.9%)
BigBear.ai Holdings, Inc. (x)*	31,770	67,988
BigCommerce Holdings, Inc.*	21,200	206,276
Brightcove, Inc.*	8,300	21,497
Couchbase, Inc.*	14,200	319,784
DigitalOcean Holdings, Inc. (x)*	27,800	1,019,982
Fastly, Inc., Class A*	40,600	722,680
Grid Dynamics Holdings, Inc.*	18,570	247,538
Hackett Group, Inc. (The)	5,420	123,413
Information Services Group, Inc.	1,500	7,065
MongoDB, Inc.*	32,263	13,190,728
Perficient, Inc.*	13,900	914,898
Rackspace Technology, Inc.*	43,470	86,940
Squarespace, Inc., Class A*	17,130	565,461
Thoughtworks Holding, Inc.*	8,870	42,665
Tucows, Inc., Class A (x)*	1,500	40,500
Unisys Corp.*	37,200	209,064

		17,786,479

Semiconductors & Semiconductor Equipment (4.5%)
ACM Research, Inc., Class A*	17,240	336,870
Aehr Test Systems (x)*	9,920	263,178
Alpha & Omega Semiconductor Ltd.*	6,950	181,117
Ambarella, Inc.*	13,900	851,931
Amkor Technology, Inc.	39,500	1,314,165
Atomera, Inc. (x)*	1,800	12,618
Axcelis Technologies, Inc.*	12,500	1,621,125
CEVA, Inc.*	6,800	154,428
Cohu, Inc.*	23,577	834,390
Credo Technology Group Holding Ltd.*	35,434	689,900
Diodes, Inc.*	17,300	1,392,996
FormFactor, Inc.*	29,140	1,215,429
Ichor Holdings Ltd.*	10,300	346,389
Impinj, Inc.*	7,700	693,231
indie Semiconductor, Inc., Class A (x)*	59,500	482,545
Kulicke & Soffa Industries, Inc.	24,500	1,340,640
Lattice Semiconductor Corp.*	190,485	13,141,560
MACOM Technology Solutions Holdings, Inc.*	203,214	18,888,741
MaxLinear, Inc., Class A*	27,656	657,383
Monolithic Power Systems, Inc.	16,619	10,482,933
Navitas Semiconductor Corp., Class A*	23,900	192,873
NVE Corp.	460	36,078
Onto Innovation, Inc.*	18,615	2,846,234
PDF Solutions, Inc.*	11,600	372,824
Photronics, Inc.*	18,400	577,208
Power Integrations, Inc.	24,200	1,987,062
Rambus, Inc.*	40,648	2,774,226
Semtech Corp.*	26,900	589,379
Silicon Laboratories, Inc.*	13,264	1,754,429
SiTime Corp.*	6,100	744,688
SkyWater Technology, Inc.*	4,890	47,042
SMART Global Holdings, Inc.*	18,530	350,773
Synaptics, Inc.*	14,902	1,700,020
Transphorm, Inc. (x)*	600	2,190
Ultra Clean Holdings, Inc.*	18,200	621,348
Universal Display Corp.	85,125	16,281,007
Veeco Instruments, Inc.*	17,049	529,030

		86,307,980

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Software (10.4%)
8x8, Inc.*	27,790	$105,046
A10 Networks, Inc.	23,000	302,910
ACI Worldwide, Inc.*	49,081	1,501,879
Adeia, Inc.	39,331	487,311
Agilysys, Inc.*	7,550	640,391
Alarm.com Holdings, Inc.*	17,719	1,145,002
Alkami Technology, Inc.*	8,900	215,825
Altair Engineering, Inc., Class A*	19,500	1,640,925
American Software, Inc., Class A	14,010	158,313
Amplitude, Inc., Class A*	20,400	259,488
Appfolio, Inc., Class A*	7,900	1,368,596
Appian Corp., Class A*	16,800	632,688
Asana, Inc., Class A (x)*	29,600	562,696
Aurora Innovation, Inc., Class A (x)*	66,380	290,081
AvePoint, Inc.*	58,790	482,666
Bit Digital, Inc. (x)*	53,080	224,528
Blackbaud, Inc.*	16,410	1,422,747
BlackLine, Inc.*	20,900	1,304,996
Box, Inc., Class A*	54,400	1,393,184
Braze, Inc., Class A*	19,839	1,054,046
C3.ai, Inc., Class A (x)*	25,100	720,621
Cerence, Inc.*	10,880	213,901
Cipher Mining, Inc.*	17,720	73,184
Cleanspark, Inc.*	33,600	370,608
Clear Secure, Inc., Class A	31,970	660,180
CommVault Systems, Inc.*	16,300	1,301,555
Consensus Cloud Solutions, Inc.*	5,600	146,776
CS Disco, Inc.*	14,170	107,550
Digimarc Corp. (x)*	3,210	115,945
Digital Turbine, Inc.*	37,600	257,936
Domo, Inc., Class B*	12,900	132,741
Dynatrace, Inc.*	366,130	20,023,650
E2open Parent Holdings, Inc.*	62,700	275,253
eGain Corp.*	700	5,831
Enfusion, Inc., Class A*	15,220	147,634
EngageSmart, Inc.*	18,300	419,070
Envestnet, Inc.*	21,900	1,084,488
Everbridge, Inc.*	14,400	350,064
EverCommerce, Inc.*	13,200	145,596
Expensify, Inc., Class A*	5,800	14,326
Fair Isaac Corp.*	8,792	10,233,976
Five9, Inc.*	197,872	15,570,548
Freshworks, Inc., Class A*	727,098	17,079,532
HubSpot, Inc.*	19,618	11,389,034
Instructure Holdings, Inc.*	7,840	211,758
Intapp, Inc.*	8,290	315,186
InterDigital, Inc.	11,900	1,291,626
Jamf Holding Corp.*	26,790	483,827
Klaviyo, Inc., Class A (x)*	350,189	9,728,250
LivePerson, Inc.*	25,500	96,645
LiveRamp Holdings, Inc.*	24,757	937,795
Manhattan Associates, Inc.*	83,818	18,047,692
Marathon Digital Holdings, Inc. (x)*	79,846	1,875,583
Matterport, Inc.*	79,700	214,393
MeridianLink, Inc.*	6,920	171,408
MicroStrategy, Inc., Class A (x)*	4,240	2,678,069
Mitek Systems, Inc.*	14,300	186,472
Model N, Inc.*	15,100	406,643
Monday.com Ltd.*	61,372	11,526,275
N-able, Inc.*	24,800	328,600
NextNav, Inc.*	2,400	10,680
Olo, Inc., Class A*	32,700	187,044
ON24, Inc.	11,540	90,935
OneSpan, Inc.*	9,500	101,840
PagerDuty, Inc.*	32,300	747,745
PowerSchool Holdings, Inc., Class A*	16,600	391,096
Progress Software Corp.	15,950	866,085
PROS Holdings, Inc.*	19,550	758,344
PTC, Inc.*	101,100	17,688,456
Q2 Holdings, Inc.*	22,500	976,725
Qualys, Inc.*	15,000	2,944,200
Rapid7, Inc.*	23,800	1,358,980
Red Violet, Inc.*	590	11,782
Rimini Street, Inc.*	14,030	45,878
Riot Platforms, Inc. (x)*	61,310	948,466
Sapiens International Corp. NV	7,600	219,944
SEMrush Holdings, Inc., Class A (x)*	6,860	93,708
Smartsheet, Inc., Class A*	259,682	12,417,993
SolarWinds Corp.*	17,500	218,575
SoundHound AI, Inc., Class A (x)*	72,340	153,361
SoundThinking, Inc.*	500	12,770
Sprinklr, Inc., Class A*	33,360	401,654
Sprout Social, Inc., Class A*	17,700	1,087,488
SPS Commerce, Inc.*	14,300	2,771,912
Tenable Holdings, Inc.*	47,400	2,183,244
Varonis Systems, Inc.*	43,200	1,956,096
Verint Systems, Inc.*	23,121	624,961
Veritone, Inc. (x)*	2,600	4,706
Viant Technology, Inc., Class A*	700	4,823
Weave Communications, Inc.*	13,620	156,221
Workiva, Inc., Class A*	17,700	1,797,081
Xperi, Inc.*	16,182	178,326
Yext, Inc.*	56,900	335,141
Zeta Global Holdings Corp., Class A*	59,800	527,436
Zuora, Inc., Class A*	42,700	401,380

		197,208,615

Technology Hardware, Storage & Peripherals (0.4%)
CompoSecure, Inc. (x)*	700	3,780
Corsair Gaming, Inc.*	14,500	204,450
Eastman Kodak Co.*	18,390	71,721
IonQ, Inc. (x)*	61,080	756,781
Super Micro Computer, Inc.*	17,790	5,056,986
Turtle Beach Corp.*	3,000	32,850
Xerox Holdings Corp.	41,600	762,528

		6,889,096

Total Information Technology		376,858,434

Materials (2.2%)
Chemicals (1.0%)
AdvanSix, Inc.	8,300	248,668
American Vanguard Corp.	5,770	63,297
Aspen Aerogels, Inc.*	15,540	245,221
Avient Corp.	36,084	1,500,012
Balchem Corp.	12,083	1,797,346
Cabot Corp.	22,500	1,878,750
Danimer Scientific, Inc., Class A (x)*	40,100	40,902
Ecovyst, Inc.*	29,600	289,192
Hawkins, Inc.	7,200	507,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
HB Fuller Co.	21,800	$1,774,738
Ingevity Corp.*	14,891	703,153
Innospec, Inc.	9,192	1,132,822
Koppers Holdings, Inc.	7,660	392,345
Kronos Worldwide, Inc.	13,040	129,618
Livent Corp. (x)*	69,100	1,242,418
LSB Industries, Inc.*	24,400	227,164
Mativ Holdings, Inc.	25,098	384,250
Minerals Technologies, Inc.	16,000	1,140,960
Origin Materials, Inc. (x)*	7,970	6,664
Orion SA	27,600	765,348
Perimeter Solutions SA*	44,400	204,240
PureCycle Technologies, Inc. (x)*	38,700	156,735
Quaker Chemical Corp.	5,500	1,173,810
Rayonier Advanced Materials, Inc.*	4,800	19,440
Sensient Technologies Corp.	17,700	1,168,200
Stepan Co.	8,200	775,310
Trinseo plc	11,480	96,088
Tronox Holdings plc	41,000	580,560
Valhi, Inc.	1,810	27,494

		18,671,769

Construction Materials (0.2%)
Knife River Corp.*	19,530	1,292,495
Summit Materials, Inc., Class A*	45,399	1,746,046
United States Lime & Minerals, Inc.	50	11,517

		3,050,058

Containers & Packaging (0.1%)
Greif, Inc., Class A	11,500	754,285
Greif, Inc., Class B	1,700	112,217
Myers Industries, Inc.	20,900	408,595
O-I Glass, Inc.*	56,700	928,746
Pactiv Evergreen, Inc.	11,030	151,221
Ranpak Holdings Corp., Class A*	24,090	140,204
TriMas Corp.	21,100	534,463

		3,029,731

Metals & Mining (0.9%)
5E Advanced Materials, Inc. (x)*	1,500	2,115
Alpha Metallurgical Resources, Inc.	4,700	1,592,924
Arch Resources, Inc.	6,600	1,095,204
ATI, Inc.*	49,470	2,249,401
Carpenter Technology Corp.	18,150	1,285,020
Century Aluminum Co.*	23,600	286,504
Coeur Mining, Inc.*	122,870	400,556
Commercial Metals Co.	45,005	2,252,050
Compass Minerals International, Inc.	12,817	324,527
Constellium SE*	49,200	982,032
Dakota Gold Corp. (x)*	2,000	5,240
Haynes International, Inc.	880	50,204
Hecla Mining Co.	219,421	1,055,415
i-80 Gold Corp.*	10,500	18,480
Ivanhoe Electric, Inc. (x)*	21,390	215,611
Kaiser Aluminum Corp.	8,100	576,639
Materion Corp.	7,700	1,002,001
Novagold Resources, Inc.*	125,900	470,866
Olympic Steel, Inc.	1,580	105,386
Piedmont Lithium, Inc. (x)*	6,300	177,849
Ramaco Resources, Inc., Class A	2,200	37,796
Ramaco Resources, Inc., Class B	360	4,792
Ryerson Holding Corp.	8,640	299,635
Schnitzer Steel Industries, Inc., Class A	12,200	367,952
SunCoke Energy, Inc.	32,100	344,754
TimkenSteel Corp.*	17,200	403,340
Tredegar Corp.	1,100	5,951
Warrior Met Coal, Inc.	19,700	1,201,109
Worthington Steel, Inc.*	11,699	328,742

		17,142,095

Paper & Forest Products (0.0%)†
Clearwater Paper Corp.*	3,030	109,444
Glatfelter Corp.*	12,000	23,280
Sylvamo Corp.	12,900	633,519

		766,243

Total Materials		42,659,896

Real Estate (3.1%)
Diversified REITs (0.3%)
Alexander & Baldwin, Inc. (REIT)	27,154	516,469
American Assets Trust, Inc. (REIT)	19,996	450,110
Armada Hoffler Properties, Inc. (REIT)	23,300	288,221
Broadstone Net Lease, Inc. (REIT)	73,000	1,257,060
CTO Realty Growth, Inc. (REIT)	440	7,625
Empire State Realty Trust, Inc. (REIT), Class A	57,300	555,237
Essential Properties Realty Trust, Inc. (REIT)	54,700	1,398,132
Gladstone Commercial Corp. (REIT)	20,570	272,347
Global Net Lease, Inc. (REIT)	72,432	720,698
NexPoint Diversified Real Estate Trust (REIT)	527	4,190
One Liberty Properties, Inc. (REIT)	1,260	27,607

		5,497,696

Health Care REITs (0.3%)
CareTrust REIT, Inc. (REIT)	44,300	991,434
Community Healthcare Trust, Inc. (REIT)	8,200	218,448
Diversified Healthcare Trust (REIT)	97,250	363,715
Global Medical REIT, Inc. (REIT)	22,500	249,750
LTC Properties, Inc. (REIT)	14,589	468,599
National Health Investors, Inc. (REIT)	20,200	1,128,170
Physicians Realty Trust (REIT)	89,500	1,191,245
Sabra Health Care REIT, Inc. (REIT)	84,943	1,212,136
Universal Health Realty Income Trust (REIT)	3,020	130,615

		5,954,112

Hotel & Resort REITs (0.5%)
Apple Hospitality REIT, Inc. (REIT)	84,100	1,396,901
Chatham Lodging Trust (REIT)	1,190	12,757
DiamondRock Hospitality Co. (REIT)	94,508	887,430
Pebblebrook Hotel Trust (REIT) (x)	52,028	831,407
RLJ Lodging Trust (REIT)	58,587	686,640
Ryman Hospitality Properties, Inc. (REIT)	23,116	2,544,147
Service Properties Trust (REIT)	81,700	697,718
Summit Hotel Properties, Inc. (REIT)	34,200	229,824
Sunstone Hotel Investors, Inc. (REIT)	81,314	872,499

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Xenia Hotels & Resorts, Inc. (REIT)	42,701	$581,588

		8,740,911

Industrial REITs (0.2%)
Innovative Industrial Properties, Inc. (REIT)	10,200	1,028,364
LXP Industrial Trust (REIT)	113,945	1,130,334
Plymouth Industrial REIT, Inc. (REIT)	12,000	288,840
Terreno Realty Corp. (REIT)	31,370	1,965,958

		4,413,496

Office REITs (0.4%)
Brandywine Realty Trust (REIT)	68,000	367,200
City Office REIT, Inc. (REIT)	4,410	26,945
COPT Defense Properties (REIT)	45,200	1,158,476
Douglas Emmett, Inc. (REIT) (x)	65,220	945,690
Easterly Government Properties, Inc. (REIT), Class A	36,600	491,904
Equity Commonwealth (REIT)	47,000	902,400
Hudson Pacific Properties, Inc. (REIT)	43,700	406,847
JBG SMITH Properties (REIT)	42,890	729,559
Office Properties Income Trust (REIT)	26,912	196,996
Orion Office REIT, Inc. (REIT)	7,850	44,902
Paramount Group, Inc. (REIT)	74,800	386,716
Peakstone Realty Trust (REIT) (x)	9,030	179,968
Piedmont Office Realty Trust, Inc. (REIT), Class A	42,500	302,175
SL Green Realty Corp. (REIT) (x)	25,260	1,140,994

		7,280,772

Real Estate Management & Development (0.4%)
Anywhere Real Estate, Inc.*	52,800	428,208
Compass, Inc., Class A*	94,900	356,824
Cushman & Wakefield plc*	78,400	846,720
DigitalBridge Group, Inc.	74,725	1,310,677
Douglas Elliman, Inc.	21,731	64,106
eXp World Holdings, Inc. (x)	22,000	341,440
Forestar Group, Inc.*	4,120	136,248
FRP Holdings, Inc.*	550	34,584
Kennedy-Wilson Holdings, Inc.	44,526	551,232
Marcus & Millichap, Inc.	10,000	436,800
Newmark Group, Inc., Class A	72,640	796,134
Opendoor Technologies, Inc.*	209,290	937,619
RE/MAX Holdings, Inc., Class A	660	8,798
Redfin Corp. (x)*	40,773	420,777
RMR Group, Inc. (The), Class A	1,850	52,226
St Joe Co. (The)	16,000	962,880
Star Holdings (REIT)*	5,916	88,622
Stratus Properties, Inc.*	110	3,175
Tejon Ranch Co.*	110	1,892

		7,778,962

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	59,600	466,668
BRT Apartments Corp. (REIT)	220	4,090
Centerspace (REIT)	5,632	327,783
Clipper Realty, Inc. (REIT)	30	162
Elme Communities (REIT)	32,300	471,580
Independence Realty Trust, Inc. (REIT)	84,588	1,294,196
NexPoint Residential Trust, Inc. (REIT)	8,700	299,541
UMH Properties, Inc. (REIT)	16,100	246,652
Veris Residential, Inc. (REIT)	30,070	473,001

		3,583,673

Retail REITs (0.6%)
Acadia Realty Trust (REIT)	38,586	655,576
Alexander’s, Inc. (REIT)	660	140,956
CBL & Associates Properties, Inc. (REIT) (x)	9,700	236,874
Getty Realty Corp. (REIT)	22,264	650,554
InvenTrust Properties Corp. (REIT)	24,700	625,898
Kite Realty Group Trust (REIT)	82,040	1,875,434
Macerich Co. (The) (REIT)	82,700	1,276,061
NETSTREIT Corp. (REIT)	23,700	423,045
Phillips Edison & Co., Inc. (REIT)	43,678	1,593,374
Retail Opportunity Investments Corp. (REIT)	51,500	722,545
RPT Realty (REIT)	35,260	452,386
Saul Centers, Inc. (REIT)	1,140	44,768
SITE Centers Corp. (REIT)	76,300	1,039,969
Tanger, Inc. (REIT)	43,700	1,211,364
Urban Edge Properties (REIT)	48,300	883,890
Whitestone REIT (REIT)	4,780	58,746

		11,891,440

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT) (x)	13,020	162,490
Four Corners Property Trust, Inc. (REIT)	31,500	796,950
Gladstone Land Corp. (REIT)	10,710	154,759
Outfront Media, Inc. (REIT)	58,300	813,868
PotlatchDeltic Corp. (REIT)	30,673	1,506,044
Safehold, Inc. (REIT) (x)	16,169	378,355
Uniti Group, Inc. (REIT)	85,300	493,034

		4,305,500

Total Real Estate		59,446,562

Utilities (1.4%)
Electric Utilities (0.4%)
ALLETE, Inc.	22,200	1,357,752
Genie Energy Ltd., Class B	1,340	37,694
MGE Energy, Inc.	12,900	932,799
Otter Tail Corp. (x)	18,200	1,546,454
PNM Resources, Inc.	33,200	1,381,120
Portland General Electric Co.	38,000	1,646,920

		6,902,739

Gas Utilities (0.5%)
Brookfield Infrastructure Corp., Class A	45,169	1,593,562
Chesapeake Utilities Corp.	8,340	880,954
New Jersey Resources Corp.	41,000	1,827,780
Northwest Natural Holding Co.	12,600	490,644
ONE Gas, Inc.	21,500	1,369,980
RGC Resources, Inc.	340	6,916
Southwest Gas Holdings, Inc.	23,700	1,501,395
Spire, Inc.	20,300	1,265,502

		8,936,733

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	9,990	$68,232
Montauk Renewables, Inc.*	28,430	253,311
Ormat Technologies, Inc.	22,420	1,699,212
Sunnova Energy International, Inc. (x)*	34,500	526,125

		2,546,880

Multi-Utilities (0.2%)
Avista Corp.	27,300	975,702
Black Hills Corp.	24,800	1,337,960
Northwestern Energy Group, Inc.	24,791	1,261,614
Unitil Corp.	5,800	304,906

		3,880,182

Water Utilities (0.2%)
American States Water Co.	13,500	1,085,670
Artesian Resources Corp., Class A	650	26,943
California Water Service Group	20,300	1,052,961
Consolidated Water Co. Ltd.	1,240	44,144
Global Water Resources, Inc.	360	4,709
Middlesex Water Co.	6,000	393,720
Pure Cycle Corp.*	1,020	10,679
SJW Group	11,900	777,665
York Water Co. (The)	520	20,082

		3,416,573

Total Utilities		25,683,107

Total Common Stocks (98.8%) (Cost $1,402,941,502)		1,879,804,931

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)*	65,300	32,650
Cartesian Therapeutics, Inc. (x)*	5,920	799
Chinook Therapeutics, Inc., CVR (r)*	19,340	7,736

Total Health Care		41,185

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	26,500	53,000

Total Materials		53,000

Total Rights (0.0%)† (Cost $57,207)		94,185

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Pharmaceuticals (0.0%)†
Cassava Sciences, Inc., expiring 11/15/24* (Cost $—)	5,840	27,886

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	5,000,000	$5,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	7,000,000	7,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	13,000,000	13,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	23,584,904	23,584,904
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	2,285,093	2,285,093
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	3,000,000	3,000,000

Total Investment Companies		58,869,997

Total Short-Term Investments (3.1%) (Cost $58,869,997)		58,869,997

Total Investments in Securities (101.9%) (Cost $1,461,868,706)		1,938,796,999
Other Assets Less Liabilities (-1.9%)		(35,973,328)

Net Assets (100%)		$1,902,823,671

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $425,415 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $72,398,592. This was collateralized by $17,907,238 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 1/15/24 - 11/15/53 and by cash of $58,869,997 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	—	American Depositary Receipt
CVR	—	Contingent Value Right
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	57	3/2024	USD	5,835,945	450,685

					450,685

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$22,633,682	$—	$—		$22,633,682
Consumer Discretionary	239,625,226	—	—	(a)	239,625,226
Consumer Staples	80,764,413	—	—		80,764,413
Energy	91,373,553	—	—		91,373,553
Financials	240,803,322	—	—		240,803,322
Health Care	330,780,507	—	26,504		330,807,011
Industrials	369,149,725	—	—		369,149,725
Information Technology	376,858,434	—	—		376,858,434
Materials	42,659,896	—	—		42,659,896
Real Estate	59,446,562	—	—		59,446,562
Utilities	25,683,107	—	—		25,683,107
Futures	450,685	—	—		450,685
Rights
Health Care	—	799	40,386		41,185
Materials	—	53,000	—		53,000
Short-Term Investments
Investment Companies	58,869,997	—	—		58,869,997
Warrants
Health Care	—	27,886	—		27,886

Total Assets	$1,939,099,109	$81,685	$66,890		$1,939,247,684

Total Liabilities	$—	$—	$—		$—

Total	$1,939,099,109	$81,685	$66,890		$1,939,247,684

(a)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$450,685	*

Total		$450,685

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$523,344	$523,344

Total	$523,344	$523,344

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$548,505	$548,505

Total	$548,505	$548,505

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$7,665,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$682,829,579
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$838,727,180

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$660,159,706
Aggregate gross unrealized depreciation	(193,171,045)

Net unrealized appreciation	$466,988,661

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,472,259,023

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,461,868,706)	$1,938,796,999
Cash	28,079,606
Cash held as collateral at broker for futures	472,020
Dividends, interest and other receivables	1,193,392
Receivable for Portfolio shares sold	370,205
Securities lending income receivable	230,766
Receivable for securities sold	149,629
Other assets	8,793

Total assets	1,969,301,410

LIABILITIES
Payable for return of collateral on securities loaned	58,869,997
Payable for securities purchased	4,869,307
Payable for Portfolio shares repurchased	1,287,668
Investment management fees payable	808,654
Administrative fees payable	203,972
Distribution fees payable – Class IB	173,250
Distribution fees payable – Class IA	112,819
Due to broker for futures variation margin	104,530
Trustees’ fees payable	768
Accrued expenses	46,774

Total liabilities	66,477,739

Commitments and contingent liabilities^
NET ASSETS	$1,902,823,671

Net assets were comprised of:
Paid in capital	$1,426,589,651
Total distributable earnings (loss)	476,234,020

Net assets	$1,902,823,671

Class IA
Net asset value, offering and redemption price per share, $547,821,754 / 32,843,423 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.68

Class IB
Net asset value, offering and redemption price per share, $841,466,187 / 58,243,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.45

Class K
Net asset value, offering and redemption price per share, $513,535,730 / 30,632,726 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.76

(x)	Includes value of securities on loan of $72,398,592.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $51,291 foreign withholding tax)	$16,836,877
Interest	1,260,489
Securities lending (net)	1,546,490

Total income	19,643,856

EXPENSES
Investment management fees	9,323,715
Administrative fees	2,308,074
Distribution fees – Class IB	1,947,962
Distribution fees – Class IA	1,293,065
Custodian fees	169,001
Printing and mailing expenses	167,417
Professional fees	133,209
Trustees’ fees	65,878
Miscellaneous	34,416

Total expenses	15,442,737

NET INVESTMENT INCOME (LOSS)	4,201,119

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	37,409,371
Futures contracts	523,344
Foreign currency transactions	2,780

Net realized gain (loss)	37,935,495

Change in unrealized appreciation (depreciation) on:
Investments in securities	256,470,813
Futures contracts	548,505

Net change in unrealized appreciation (depreciation)	257,019,318

NET REALIZED AND UNREALIZED GAIN (LOSS)	294,954,813

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$299,155,932

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,201,119	$3,007,233
Net realized gain (loss)	37,935,495	(6,532,942)
Net change in unrealized appreciation (depreciation)	257,019,318	(662,378,787)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	299,155,932	(665,904,496)

Distributions to shareholders:
Class IA	(2,024,870)	(20,172,383)
Class IB	(3,585,299)	(34,423,309)
Class K	(2,975,017)	(23,248,963)

Total distributions to shareholders	(8,585,186)	(77,844,655)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 906,706 and 3,775,713 shares, respectively ]	13,789,696	58,891,308
Capital shares issued in reinvestment of dividends and distributions [ 122,958 and 1,375,531 shares, respectively ]	2,024,870	20,172,383
Capital shares repurchased [ (3,506,468) and (2,904,264) shares , respectively]	(53,215,500)	(46,512,527)

Total Class IA transactions	(37,400,934)	32,551,164

Class IB
Capital shares sold [ 3,782,901 and 8,142,197 shares, respectively ]	49,855,085	111,070,811
Capital shares issued in reinvestment of dividends and distributions [ 251,355 and 2,705,062 shares, respectively ]	3,585,299	34,423,309
Capital shares repurchased [ (6,268,344) and (6,215,453) shares , respectively]	(82,767,224)	(86,478,269)

Total Class IB transactions	(29,326,840)	59,015,851

Class K
Capital shares sold [ 269,486 and 7,328,113 shares, respectively ]	4,113,302	113,314,082
Capital shares issued in reinvestment of dividends and distributions [ 179,764 and 1,575,674 shares, respectively ]	2,975,017	23,248,963
Capital shares repurchased [ (5,756,940) and (4,051,526) shares , respectively]	(89,363,835)	(64,927,384)

Total Class K transactions	(82,275,516)	71,635,661

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(149,003,290)	163,202,676

TOTAL INCREASE (DECREASE) IN NET ASSETS	141,567,456	(580,546,475)
NET ASSETS:
Beginning of year	1,761,256,215	2,341,802,690

End of year	$1,902,823,671	$1,761,256,215

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021		2020	2019
Net asset value, beginning of year	$14.22	$20.72	$21.87		$18.25	$15.68

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.01	(0.06	)(aa)	(0.04)	0.01
Net realized and unrealized gain (loss)	2.50	(5.89)	2.79		6.50	4.31

Total from investment operations	2.52	(5.88)	2.73		6.46	4.32

Less distributions:
Dividends from net investment income	(0.04)	(0.02)	—		(0.02)	(0.02)
Distributions from net realized gains	(0.02)	(0.60)	(3.88)		(2.82)	(1.73)

Total dividends and distributions	(0.06)	(0.62)	(3.88)		(2.84)	(1.75)

Net asset value, end of year	$16.68	$14.22	$20.72		$21.87	$18.25

Total return	17.74%	(28.45)%	12.88%		36.11%	27.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$547,822	$502,316	$685,390		$649,099	$522,416
Ratio of expenses to average net assets (f)	0.93%	0.91%	0.90%		0.92%	0.92%
Ratio of net investment income (loss) to average net assets (f)	0.16%	0.09%	(0.25	)%(bb)	(0.19)%	0.05%
Portfolio turnover rate^	38%	42%	44%		56%	42%

	Year Ended December 31,
Class IB	2023	2022	2021		2020	2019
Net asset value, beginning of year	$12.33	$18.07	$19.52		$16.53	$14.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02	0.01	(0.05	)(aa)	(0.03)	0.01
Net realized and unrealized gain (loss)	2.16	(5.13)	2.48		5.86	3.94

Total from investment operations	2.18	(5.12)	2.43		5.83	3.95

Less distributions:
Dividends from net investment income	(0.04)	(0.02)	—		(0.02)	(0.02)
Distributions from net realized gains	(0.02)	(0.60)	(3.88)		(2.82)	(1.73)

Total dividends and distributions	(0.06)	(0.62)	(3.88)		(2.84)	(1.75)

Net asset value, end of year	$14.45	$12.33	$18.07		$19.52	$16.53

Total return	17.70%	(28.42)%	12.90%		36.05%	27.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$841,466	$745,413	$1,009,287		$976,317	$778,399
Ratio of expenses to average net assets (f)	0.93%	0.91%	0.90%		0.92%	0.92%
Ratio of net investment income (loss) to average net assets (f)	0.16%	0.09%	(0.25	)%(bb)	(0.19)%	0.05%
Portfolio turnover rate^	38%	42%	44%		56%	42%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021		2020	2019
Net asset value, beginning of year	$14.29	$20.82	$21.89		$18.26	$15.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.06	—	(aa)	0.01	0.05
Net realized and unrealized gain (loss)	2.50	(5.93)	2.81		6.50	4.31

Total from investment operations	2.56	(5.87)	2.81		6.51	4.36

Less distributions:
Dividends from net investment income	(0.07)	(0.06)	—		(0.06)	(0.06)
Distributions from net realized gains	(0.02)	(0.60)	(3.88)		(2.82)	(1.73)

Total dividends and distributions	(0.09)	(0.66)	(3.88)		(2.88)	(1.79)

Net asset value, end of year	$16.76	$14.29	$20.82		$21.89	$18.26

Total return	17.97%	(28.28)%	13.25%		36.39%	28.07%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$513,536	$513,527	$647,127		$711,849	$633,203
Ratio of expenses to average net assets (f)	0.68%	0.66%	0.65%		0.67%	0.67%
Ratio of net investment income (loss) to average net assets (f)	0.41%	0.35%	(0.01	)%(bb)	0.05%	0.30%
Portfolio turnover rate^	38%	42%	44%		56%	42%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)

Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.07), $(0.06) and $(0.01) for Class IA, Class IB and Class K, respectively.

(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	Since Incept.
Portfolio – Class IB Shares*	20.56%	1.82%
Portfolio – Class K Shares*	20.84	2.06
S&P 500® Index	26.29	5.25

* Date of inception 2/15/22. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 20.56% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned 26.29% over the same period.

Portfolio Highlights

What helped performance during the year:

•	An overweight to Technology and an underweight to Energy contributed.

•	Security selection within Health Care and Consumer Staples also added.

•	Top contributors included TopBuild Corp., Monolithic Power Systems, Inc. and Owens Corning.

What hurt performance during the year:

•	An underweight to Communication Services and an overweight to Health Care detracted.

•	Security selection within Technology and Utilities also hurt performance.

•	Individual detractors included SVB Financial Group, NextEra Energy, Inc. and Deere & Co.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	33.4%
Health Care	20.9
Industrials	14.3
Financials	11.3
Consumer Discretionary	6.7
Consumer Staples	5.8
Utilities	3.8
Real Estate	1.3
Investment Company	0.7
Cash and Other	1.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,058.50	$5.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	1,059.80	3.89
Hypothetical (5% average an nual return before expenses)	1,000.00	1,021.42	3.82

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.7%)
Automobile Components (2.4%)
Aptiv plc*	3,894	$349,370

Household Durables (2.5%)
TopBuild Corp.*	950	355,547

Specialty Retail (1.8%)
Home Depot, Inc. (The)	728	252,288

Total Consumer Discretionary		957,205

Consumer Staples (5.8%)
Household Products (2.3%)
Procter & Gamble Co. (The)	2,195	321,655

Personal Care Products (3.5%)
Haleon plc (ADR)	22,543	185,529
Unilever plc (ADR)	6,520	316,090

		501,619

Total Consumer Staples		823,274

Financials (11.3%)
Capital Markets (4.8%)
Intercontinental Exchange, Inc.	2,453	315,039
MSCI, Inc.	645	364,844

		679,883

Financial Services (3.6%)
Visa, Inc., Class A	1,992	518,617

Insurance (2.9%)
Aflac, Inc.	5,029	414,893

Total Financials		1,613,393

Health Care (20.9%)
Health Care Equipment & Supplies (6.0%)
Alcon, Inc.	4,069	317,870
Becton Dickinson & Co.	1,144	278,942
STERIS plc	1,173	257,884

		854,696

Health Care Providers & Services (4.4%)
Laboratory Corp. of America Holdings	1,159	263,429
UnitedHealth Group, Inc.	698	367,476

		630,905

Life Sciences Tools & Services (8.6%)
Bio-Rad Laboratories, Inc., Class A*	474	153,050
Bruker Corp.	2,634	193,546
Danaher Corp.	1,339	309,764
ICON plc*	1,228	347,610
West Pharmaceutical Services, Inc.	630	221,836

		1,225,806

Pharmaceuticals (1.9%)
Johnson & Johnson	1,742	273,041

Total Health Care		2,984,448

Industrials (14.3%)
Aerospace & Defense (1.7%)
Hexcel Corp.	3,309	244,039

Commercial Services & Supplies (7.6%)
Tetra Tech, Inc.	1,630	272,096
Veralto Corp.	5,346	439,762
Waste Management, Inc.	2,109	377,722

		1,089,580

Electrical Equipment (1.5%)
Rockwell Automation, Inc.	681	211,437

Machinery (2.1%)
Deere & Co.	739	295,504

Professional Services (1.4%)
Maximus, Inc.	2,367	198,496

Total Industrials		2,039,056

Information Technology (33.4%)
Electronic Equipment, Instruments & Components (7.6%)
Flex Ltd.*	12,065	367,500
Keysight Technologies, Inc.*	2,491	396,293
TE Connectivity Ltd.	2,284	320,902

		1,084,695

IT Services (2.5%)
Accenture plc, Class A	1,042	365,648

Semiconductors & Semiconductor Equipment (9.1%)
Advanced Micro Devices, Inc.*	1,216	179,251
Monolithic Power Systems, Inc.	379	239,066
NVIDIA Corp.	869	430,346
NXP Semiconductors NV	956	219,574
ON Semiconductor Corp.*	2,776	231,879

		1,300,116

Software (14.2%)
Adobe, Inc.*	530	316,198
Bentley Systems, Inc., Class B	3,372	175,951
Fair Isaac Corp.*	263	306,135
Intuit, Inc.	646	403,769
Microsoft Corp.	1,452	546,010
Palo Alto Networks, Inc.*	948	279,546

		2,027,609

Total Information Technology		4,778,068

Real Estate (1.3%)
Specialized REITs (1.3%)
SBA Communications Corp. (REIT)	720	182,657

Total Real Estate		182,657

Utilities (3.8%)
Electric Utilities (2.5%)
NextEra Energy, Inc.	5,850	355,329

Water Utilities (1.3%)
American Water Works Co., Inc.	1,451	191,517

Total Utilities		546,846

Total Common Stocks (97.5%) (Cost $12,558,833)		13,924,947

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.7%)
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	95,171	$95,248

Total Short-Term Investment (0.7%) (Cost $95,238)		95,248

Total Investments in Securities (98.2%) (Cost $12,654,071)		14,020,195
Other Assets Less Liabilities (1.8%)		260,745

Net Assets (100%)		$14,280,940

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$957,205	$—	$—	$957,205
Consumer Staples	823,274	—	—	823,274
Financials	1,613,393	—	—	1,613,393
Health Care	2,984,448	—	—	2,984,448
Industrials	2,039,056	—	—	2,039,056
Information Technology	4,778,068	—	—	4,778,068
Real Estate	182,657	—	—	182,657
Utilities	546,846	—	—	546,846
Short-Term Investment
Investment Company	95,248	—	—	95,248

Total Assets	$14,020,195	$—	$—	$14,020,195

Total Liabilities	$—	$—	$—	$—

Total	$14,020,195	$—	$—	$14,020,195

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,407,192
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,116,501

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,691,282
Aggregate gross unrealized depreciation	(326,328)

Net unrealized appreciation	$1,364,954

Federal income tax cost of investments in securities and derivative instruments, if applicable	$12,655,241

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $12,654,071)	$14,020,195
Cash	300,000
Dividends, interest and other receivables	3,918
Receivable from investment manager	3,688
Receivable for Portfolio shares sold	398
Securities lending income receivable	39
Other assets	476

Total assets	14,328,714

LIABILITIES
Distribution fees payable – Class IB	776
Payable for Portfolio shares repurchased	28
Trustees’ fees payable	3
Accrued expenses	46,967

Total liabilities	47,774

Commitments and contingent liabilities^
NET ASSETS	$14,280,940

Net assets were comprised of:
Paid in capital	$13,593,919
Total distributable earnings (loss)	687,021

Net assets	$14,280,940

Class IB
Net asset value, offering and redemption price per share, $3,994,536 / 388,269 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.29

Class K
Net asset value, offering and redemption price per share, $10,286,404 / 999,617 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.29

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $820 foreign withholding tax)	$128,952
Interest	14,380
Securities lending (net)	722

Total income	144,054

EXPENSES
Investment management fees	72,239
Professional fees	53,780
Administrative fees	30,003
Custodian fees	14,000
Printing and mailing expenses	12,401
Offering costs	8,447
Distribution fees – Class IB	4,530
Trustees’ fees	372
Miscellaneous	452

Gross expenses	196,224
Less: Waiver from investment manager	(102,242)
Reimbursement from investment manager	(6,053)

Net expenses	87,929

NET INVESTMENT INCOME (LOSS)	56,125

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(289,589)
Net change in unrealized appreciation (depreciation) on investments in securities	2,401,333

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,111,744

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,167,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31, 2023	February 15, 2022* to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$56,125	$22,597
Net realized gain (loss)	(289,589)	(389,782)
Net change in unrealized appreciation (depreciation)	2,401,333	(1,035,209)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,167,869	(1,402,394)

Distributions to shareholders:
Class IB	(9,929)	(964)
Class K	(52,335)	(39,234)

Total distributions to shareholders	(62,264)	(40,198)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 350,527 and 59,372 shares, respectively ]	3,303,113	527,252
Capital shares issued in reinvestment of dividends [ 990 and 108 shares ]	9,929	964
Capital shares repurchased [ (21,059) and (1,669) shares ]	(200,179)	(14,721)

Total Class IB transactions	3,112,863	513,495

Class K
Capital shares sold [ 0 and 990,000 shares, respectively ]	—	9,900,000
Capital shares issued in reinvestment of dividends [ 5,204 and 4,413 shares ]	52,335	39,234

Total Class K transactions	52,335	9,939,234

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,165,198	10,452,729

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,270,803	9,010,137
NET ASSETS:
Beginning of period	9,010,137	—

End of period	$14,280,940	$9,010,137

* Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	Year Ended December 31, 2023	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.01
Net realized and unrealized gain (loss)	1.73	(1.43)

Total from investment operations	1.76	(1.42)

Less distributions:
Dividends from net investment income	(0.03)	(0.02)

Net asset value, end of period	$10.29	$8.56

Total return (b)	20.56%	(14.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,995	$495
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%	1.00%
Before waivers and reimbursements (a)(f)	2.09%	3.36%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.30%	0.09	%(l)
Before waivers and reimbursements (a)(f)	(0.79)%	(2.27	)%(l)
Portfolio turnover rate^	20%	22	%(z)

Class K	Year Ended December 31, 2023	February 15, 2022* to December 31, 2022
Net asset value, beginning of period	$8.56	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.02
Net realized and unrealized gain (loss)	1.73	(1.42)

Total from investment operations	1.78	(1.40)

Less distributions:
Dividends from net investment income	(0.05)	(0.04)

Net asset value, end of period	$10.29	$8.56

Total return (b)	20.84%	(14.02)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,286	$8,515
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%	0.75%
Before waivers and reimbursements (a)(f)	1.70%	2.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.55%	0.29	%(l)
Before waivers and reimbursements (a)(f)	(0.41)%	(1.72	)%(l)
Portfolio turnover rate^	20%	22	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	American Century Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	5.98%	10.88%	8.12%
Portfolio – Class K Shares**	6.23	N/A	11.34
Russell Midcap® Value Index	12.71	11.16	8.58

* Date of inception 10/22/18. ** Date of inception 6/8/20. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 5.98% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell Midcap® Value Index, which returned 12.71% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Security selection in the Materials sector benefitted relative results. Selection and an underweight in the chemicals industry, including no exposure to agricultural chemical and seed company Corteva, Inc., also supported performance.

•	Security selection and an underweight in the Energy sector aided relative performance, the oil, gas and consumable fuels industry in particular.

•

Lack of exposure to First Republic Bank helped performance. In general, bank stocks underperformed amid the failure of two mid-cap banks in the first quarter. First Republic Bank was also pressured by near-term liquidity fears associated with large unrealized losses in its relatively longer-duration assets.

What hurt performance during the year:

•

Security selection and an underweight in the Consumer Discretionary sector hindered relative performance. A position in specialty retailer Advance Auto Parts, Inc. detracted, as did not investing in select benchmark holdings.

•

Security selection in Financials, the capital markets industry, in particular, weighed on relative results. Meanwhile, Truist Financial Corp. and First Hawaiian, Inc. underperformed along with many bank stocks amid the failure of two mid-cap banks in the first quarter.

•

Along with its peers, shares of packaged-food producer Conagra Brands, Inc. were pressured as investors shifted toward less defensive sectors. Also, investors became concerned about consumers shifting to store brands to save money and about pushback on future price increases.

Portfolio Positioning and Outlook — American Century Investment Management, Inc.

We believe that while central banks may enact small cuts to interest rates if inflation continues to subside, the economy will still experience lagging effects of elevated rates over the next year. That, along with continuing geopolitical risks, may contribute to an uncertain economic environment for investors. Against this backdrop, we continue to focus on companies that we view as higher quality with stable revenues and profits, low indebtedness, stable cash flows and predictable business models that are less sensitive to economic conditions.

Our research has led us to several health care stocks that we think offer compelling valuations and risk/reward profiles. We consider health care less cyclical because the economy’s performance tends to have less impact on demand. We also believe health care utilization rates will continue to normalize after the COVID-19 pandemic caused patients to delay services and procedures. We also believe that shares of companies affected by sell-offs from so-called weight-loss drugs will continue to recover.

With slowing global growth, we have identified select opportunities in the relatively defensive consumer staples sector. Despite a challenging cost inflation environment, many consumer staples companies are generating strong returns on capital, buying back stock and growing dividends. Moreover, industry consolidation has enabled companies to pass higher

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (Unaudited)

costs to consumers. We believe actions to offset inflation, including fewer discounts and more price hikes, should support earnings and margins.

Regional banks continue to face pressure on net interest income from paying higher deposit costs while loan growth remains subdued. Bank failures from last year led to increased regulatory requirements for capital and liquidity, posing another headwind to regional banks. Insurance companies, which suffered last year due to larger payouts from catastrophes, have emerged with improved pricing power resulting from easing regulations on rates and competitors withdrawing from certain disaster-prone markets.

Sector Weightings as of December 31, 2023	% of Net Assets
Industrials	15.8%
Financials	15.5
Health Care	14.8
Utilities	11.3
Consumer Staples	10.4
Real Estate	7.5
Information Technology	6.2
Energy	5.0
Materials	4.3
Communication Services	4.1
Consumer Discretionary	2.4
Investment Company	1.0
Cash and Other	1.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,031.90	$5.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.19	5.07
Class K
Actual	1,000.00	1,033.50	3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.45	3.80

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.1%)
Diversified Telecommunication Services (0.8%)
BCE, Inc.	126,592	$4,984,193

Entertainment (0.4%)
Electronic Arts, Inc.	17,674	2,417,980

Media (2.9%)
Fox Corp., Class B	236,314	6,534,082
Interpublic Group of Cos., Inc. (The)	211,966	6,918,570
Omnicom Group, Inc.	46,518	4,024,272

		17,476,924

Total Communication Services		24,879,097

Consumer Discretionary (2.4%)
Automobile Components (2.4%)
Aptiv plc*	51,595	4,629,104
BorgWarner, Inc.	173,653	6,225,460
Cie Generale des Etablissements Michelin SCA	105,245	3,771,372

		14,625,936

Hotels, Restaurants & Leisure (0.0%)†
Empire Resorts, Inc. (r)*	45	—

Total Consumer Discretionary		14,625,936

Consumer Staples (10.4%)
Beverages (0.4%)
Heineken NV	24,127	2,448,822

Consumer Staples Distribution & Retail (3.5%)
Dollar Tree, Inc.*	73,855	10,491,103
Koninklijke Ahold Delhaize NV	375,489	10,783,766

		21,274,869

Food Products (3.4%)
Conagra Brands, Inc.	493,086	14,131,845
General Mills, Inc.	95,322	6,209,275

		20,341,120

Household Products (2.6%)
Henkel AG & Co. KGaA (Preference) (q)	59,266	4,766,989
Kimberly-Clark Corp.	88,249	10,723,136

		15,490,125

Personal Care Products (0.5%)
Kenvue, Inc.	134,678	2,899,617

Total Consumer Staples		62,454,553

Energy (3.1%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	124,675	4,261,392

Oil, Gas & Consumable Fuels (2.4%)
Diamondback Energy, Inc.	27,612	4,282,069
EQT Corp.	108,203	4,183,128
Occidental Petroleum Corp.	103,819	6,199,032

		14,664,229

Total Energy		18,925,621

Financials (15.5%)
Banks (3.7%)
Commerce Bancshares, Inc.	66,542	3,554,008
First Hawaiian, Inc.	143,292	3,275,655
Prosperity Bancshares, Inc.	38,097	2,580,310
Truist Financial Corp.	198,425	7,325,851
US Bancorp	60,438	2,615,757
Westamerica Bancorp	50,883	2,870,310

		22,221,891

Capital Markets (5.6%)
Bank of New York Mellon Corp. (The)	247,598	12,887,476
Northern Trust Corp.	153,528	12,954,692
T. Rowe Price Group, Inc.	74,968	8,073,304

		33,915,472

Insurance (6.2%)
Aflac, Inc.	41,189	3,398,092
Allstate Corp. (The)	97,704	13,676,606
Hanover Insurance Group, Inc. (The)	36,035	4,375,370
Reinsurance Group of America, Inc.	54,233	8,773,815
Willis Towers Watson plc	29,228	7,049,794

		37,273,677

Total Financials		93,411,040

Health Care (14.8%)
Health Care Equipment & Supplies (5.8%)
Becton Dickinson & Co.	13,821	3,369,975
Dentsply Sirona, Inc.	111,192	3,957,323
Envista Holdings Corp.*	171,021	4,114,765
Hologic, Inc.*	65,661	4,691,479
Zimmer Biomet Holdings, Inc.	152,960	18,615,232

		34,748,774

Health Care Providers & Services (9.0%)
Cardinal Health, Inc.	60,276	6,075,821
Cencora, Inc.	5,349	1,098,578
Centene Corp.*	55,584	4,124,889
Henry Schein, Inc.*	178,691	13,528,695
Laboratory Corp. of America Holdings	34,217	7,777,182
Quest Diagnostics, Inc.	83,671	11,536,557
Universal Health Services, Inc., Class B	68,532	10,447,018

		54,588,740

Total Health Care		89,337,514

Industrials (15.8%)
Aerospace & Defense (1.9%)
General Dynamics Corp.	11,783	3,059,692
Huntington Ingalls Industries, Inc.	32,036	8,317,827

		11,377,519

Building Products (1.6%)
Cie de Saint-Gobain SA	74,418	5,476,369
Johnson Controls International plc	72,249	4,164,433

		9,640,802

Commercial Services & Supplies (0.5%)
Republic Services, Inc.	18,882	3,113,831

Construction & Engineering (1.2%)
Vinci SA	54,815	6,880,330

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Electrical Equipment (1.7%)
Emerson Electric Co.	102,574	$9,983,527

Ground Transportation (2.4%)
Heartland Express, Inc.	247,864	3,534,541
Norfolk Southern Corp.	46,348	10,955,740

		14,490,281

Machinery (2.0%)
Cummins, Inc.	15,231	3,648,891
IMI plc	111,675	2,397,116
Oshkosh Corp.	56,774	6,154,869

		12,200,876

Passenger Airlines (1.4%)
Southwest Airlines Co.	295,989	8,548,162

Trading Companies & Distributors (3.1%)
Beacon Roofing Supply, Inc.*	70,823	6,163,017
Bunzl plc	181,467	7,378,691
MSC Industrial Direct Co., Inc., Class A	50,567	5,120,414

		18,662,122

Total Industrials		94,897,450

Information Technology (6.2%)
Communications Equipment (2.1%)
F5, Inc.*	42,457	7,598,954
Juniper Networks, Inc.	163,228	4,811,961

		12,410,915

Electronic Equipment, Instruments & Components (1.4%)
Corning, Inc.	65,025	1,980,011
TE Connectivity Ltd.	47,344	6,651,832

		8,631,843

IT Services (1.2%)
Amdocs Ltd.	86,022	7,560,474

Semiconductors & Semiconductor Equipment (0.5%)
Teradyne, Inc.	26,412	2,866,230

Technology Hardware, Storage & Peripherals (1.0%)
HP, Inc.	193,153	5,811,974

Total Information Technology		37,281,436

Materials (4.3%)
Chemicals (1.2%)
Akzo Nobel NV	90,365	7,463,927

Containers & Packaging (3.1%)
Amcor plc	827,064	7,972,897
Packaging Corp. of America	40,239	6,555,335
Sonoco Products Co.	69,639	3,890,731

		18,418,963

Total Materials		25,882,890

Real Estate (7.5%)
Diversified REITs (0.4%)
WP Carey, Inc. (REIT)	34,159	2,213,845

Health Care REITs (1.2%)
Healthpeak Properties, Inc. (REIT)	366,787	7,262,383

Residential REITs (1.2%)
Essex Property Trust, Inc. (REIT)	29,857	7,402,744

Retail REITs (2.9%)
Realty Income Corp. (REIT)	166,369	9,552,908
Regency Centers Corp. (REIT)	113,148	7,580,916

		17,133,824

Specialized REITs (1.8%)
Public Storage (REIT)	23,362	7,125,410
VICI Properties, Inc. (REIT), Class A	123,689	3,943,205

		11,068,615

Total Real Estate		45,081,411

Utilities (11.3%)
Electric Utilities (5.6%)
Duke Energy Corp.	88,038	8,543,207
Edison International	116,897	8,356,967
Evergy, Inc.	122,706	6,405,253
Eversource Energy	94,346	5,823,035
Pinnacle West Capital Corp.	65,977	4,739,788

		33,868,250

Gas Utilities (2.4%)
Atmos Energy Corp.	12,242	1,418,848
ONE Gas, Inc.	48,326	3,079,332
Spire, Inc.	154,812	9,650,980

		14,149,160

Multi-Utilities (3.3%)
CMS Energy Corp.	90,225	5,239,366
Northwestern Energy Group, Inc.	187,232	9,528,236
WEC Energy Group, Inc.	59,509	5,008,873

		19,776,475

Total Utilities		67,793,885

Total Common Stocks (95.4%) (Cost $544,293,822)		574,570,833

MASTER LIMITED PARTNERSHIP:
Energy (1.9%)
Oil, Gas & Consumable Fuels (1.9%)
Enterprise Products Partners LP (Cost $10,727,879)	428,070	11,279,645

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	6,105,399	6,110,283

Total Short-Term Investment (1.0%) (Cost $6,108,042)		6,110,283

Total Investments in Securities (98.3%) (Cost $561,129,743)		591,960,761
Other Assets Less Liabilities (1.7%)		10,287,881

Net Assets (100%)		$602,248,642

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

*	Non-income producing.
†	Percent shown is less than 0.05%.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,144,672	CAD	5,543,002	Goldman Sachs	3/28/2024	(43,432)
USD	12,455,646	EUR	11,349,598	Bank of America	3/28/2024	(116,979)
USD	11,524,634	EUR	10,501,093	JPMorgan Chase Bank	3/28/2024	(108,051)
USD	11,524,634	EUR	10,501,093	Morgan Stanley	3/28/2024	(108,051)
USD	8,347,187	GBP	6,585,083	Goldman Sachs	3/28/2024	(49,948)

Net unrealized depreciation						(426,461)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$24,879,097	$—	$—		$24,879,097
Consumer Discretionary	10,854,564	3,771,372	—	(a)	14,625,936
Consumer Staples	44,454,976	17,999,577	—		62,454,553
Energy	18,925,621	—	—		18,925,621
Financials	93,411,040	—	—		93,411,040
Health Care	89,337,514	—	—		89,337,514
Industrials	72,764,944	22,132,506	—		94,897,450
Information Technology	37,281,436	—	—		37,281,436
Materials	18,418,963	7,463,927	—		25,882,890
Real Estate	45,081,411	—	—		45,081,411
Utilities	67,793,885	—	—		67,793,885
Master Limited Partnership
Energy	11,279,645	—	—		11,279,645
Short-Term Investment
Investment Company	6,110,283	—	—		6,110,283

Total Assets	$540,593,379	$51,367,382	$—		$591,960,761

Liabilities:
Forward Currency Contracts	$—	$(426,461)	$—		$(426,461)

Total Liabilities	$—	$(426,461)	$—		$(426,461)

Total	$540,593,379	$50,940,921	$—		$591,534,300

(a) Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Foreign exchange contracts	Payables	$(426,461)

Total		$(426,461)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(327,309)	$(327,309)

Total	$(327,309)	$(327,309)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(213,040)	$(213,040)

Total	$(213,040)	$(213,040)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$2,438,000
Average settlement value sold — in USD	48,242,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$116,979	$—	$—	$116,979
Goldman Sachs	93,380	—	—	93,380
JPMorgan Chase Bank	108,051	—	—	108,051
Morgan Stanley	108,051	—	—	108,051

Total	$426,461	$—	$—	$426,461

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$282,644,856
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$298,400,572

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$64,382,818
Aggregate gross unrealized depreciation	(33,500,145)

Net unrealized appreciation	$30,882,673

Federal income tax cost of investments in securities and derivative instruments, if applicable	$560,651,627

For the year ended December 31, 2023, the Portfolio incurred approximately $16,914 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $561,129,743)	$591,960,761
Cash	8,699,992
Foreign cash (Cost $96)	97
Receivable for securities sold	3,057,857
Dividends, interest and other receivables	1,411,427
Receivable for Portfolio shares sold	295,118
Securities lending income receivable	2,113
Other assets	2,739

Total assets	605,430,104

LIABILITIES
Payable for securities purchased	1,873,600
Unrealized depreciation on forward foreign currency contracts	426,461
Payable for Portfolio shares repurchased	359,307
Investment management fees payable	303,202
Distribution fees payable – Class IB	109,470
Administrative fees payable	47,246
Trustees’ fees payable	349
Accrued expenses	61,827

Total liabilities	3,181,462

Commitments and contingent liabilities^
NET ASSETS	$602,248,642

Net assets were comprised of:
Paid in capital	$572,001,302
Total distributable earnings (loss)	30,247,340

Net assets	$602,248,642

Class IB
Net asset value, offering and redemption price per share, $524,357,339 / 24,306,974 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.57

Class K
Net asset value, offering and redemption price per share, $77,891,303 / 3,612,296 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.56

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $248,668 foreign withholding tax)	$16,018,012
Interest	417,016
Securities lending (net)	40,349

Total income	16,475,377

EXPENSES
Investment management fees	5,274,356
Distribution fees – Class IB	1,270,601
Administrative fees	548,701
Professional fees	81,495
Printing and mailing expenses	71,994
Custodian fees	66,700
Trustees’ fees	21,160
Miscellaneous	20,136

Gross expenses	7,355,143
Less: Waiver from investment manager	(1,718,089)

Net expenses	5,637,054

NET INVESTMENT INCOME (LOSS)	10,838,323

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	19,285,045
Forward foreign currency contracts	(327,309)
Foreign currency transactions	(4,603)

Net realized gain (loss)	18,953,133

Change in unrealized appreciation (depreciation) on:
Investments in securities	4,778,087
Forward foreign currency contracts	(213,040)
Foreign currency translations	3,022

Net change in unrealized appreciation (depreciation)	4,568,069

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,521,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,359,525

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$10,838,323	$10,295,231
Net realized gain (loss)	18,953,133	60,383,260
Net change in unrealized appreciation (depreciation)	4,568,069	(79,283,464)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,359,525	(8,604,973)

Distributions to shareholders:
Class IB	(27,668,410)	(66,428,915)
Class K	(4,303,057)	(10,780,595)

Total distributions to shareholders	(31,971,467)	(77,209,510)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,763,088 and 1,848,854 shares, respectively ]	38,044,533	44,474,871
Capital shares issued in reinvestment of dividends and distributions [ 1,301,162 and 3,024,819 shares, respectively ]	27,668,410	66,428,915
Capital shares repurchased [ (2,522,786) and (2,135,694) shares , respectively]	(54,319,560)	(51,599,852)

Total Class IB transactions	11,393,383	59,303,934

Class K
Capital shares sold [ 42,181 and 482,846 shares, respectively ]	909,349	11,763,217
Capital shares issued in reinvestment of dividends and distributions [ 202,311 and 491,055 shares, respectively ]	4,303,057	10,780,595
Capital shares repurchased [ (401,305) and (391,150) shares , respectively]	(8,668,317)	(9,412,979)

Total Class K transactions	(3,455,911)	13,130,833

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	7,937,472	72,434,767

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,325,530	(13,379,716)
NET ASSETS:
Beginning of year	591,923,112	605,302,828

End of year	$602,248,642	$591,923,112

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$21.50		$25.00		$23.11		$23.11		$18.26

Income (loss) from investment operations:
Net investment income (loss) (e)	0.39		0.41	(1)	0.34		0.30		0.33
Net realized and unrealized gain (loss)	0.87		(0.76)		4.88		—	#	4.92

Total from investment operations	1.26		(0.35)		5.22		0.30		5.25

Less distributions:
Dividends from net investment income	(0.33)		(0.70)		(0.30)		(0.25)		(0.38)
Distributions from net realized gains	(0.86)		(2.45)		(3.03)		(0.04)		(0.02)
Return of capital	—		—		—		(0.01)		—

Total dividends and distributions	(1.19)		(3.15)		(3.33)		(0.30)		(0.40)

Net asset value, end of year	$21.57		$21.50		$25.00		$23.11		$23.11

Total return	5.98%		(1.47)%		23.02%		1.32%		28.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$524,357		$510,935		$525,686		$439,396		$347,837
Ratio of expenses to average net assets:
After waivers (f)	1.00	%(j)	1.00	%(j)	1.00	%(j)	0.99	%(j)	0.99	%(k)
Before waivers (f)	1.29%		1.28%		1.28%		1.30%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.82%		1.71	%(aa)	1.28%		1.45%		1.54%
Before waivers (f)	1.52%		1.43	%(aa)	1.00%		1.14%		1.21%
Portfolio turnover rate^	49%		75%		51%		101%		42%

	Year Ended December 31,						June 8, 2020* to December 31, 2020
Class K	2023		2022		2021
Net asset value, beginning of period	$21.49		$24.99		$23.09		$20.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.44		0.48	(1)	0.39		0.18
Net realized and unrealized gain (loss)	0.87		(0.77)		4.91		2.57

Total from investment operations	1.31		(0.29)		5.30		2.75

Less distributions:
Dividends from net investment income	(0.38)		(0.76)		(0.37)		(0.29)
Distributions from net realized gains	(0.86)		(2.45)		(3.03)		(0.04)
Return of capital	—		—		—		(0.02)

Total dividends and distributions	(1.24)		(3.21)		(3.40)		(0.35)

Net asset value, end of period	$21.56		$21.49		$24.99		$23.09

Total return (b)	6.23%		(1.24)%		23.35%		13.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$77,891		$80,988		$79,617		$101,002
Ratio of expenses to average net assets:
After waivers (a)(f)	0.75	%(j)	0.75	%(j)	0.75	%(j)	0.75	%(j)
Before waivers (a)(f)	1.04%		1.03%		1.03%		1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.06%		1.98	%(aa)	1.48%		1.57	%(l)
Before waivers (a)(f)	1.77%		1.70	%(aa)	1.20%		1.25	%(l)
Portfolio turnover rate^	49%		75%		51%		101%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.37 and $0.44 for Class IB and Class K, respectively.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB and 0.75% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.17% lower.

See Notes to Financial Statements.

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	American Century Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	Since Incept.
Portfolio – Class IB Shares*	15.62%	4.64%
EQ/American Century Moderate Growth Allocation Index	17.22	8.10
S&P 500® Index	26.29	14.16
Bloomberg U.S. Credit Corporate 5-10 Year Index	8.84	2.53

* Date of inception 2/1/19. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 15.62% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/American Century Moderate Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Credit Corporate 5-10 Year Index, which returned 17.22%, 26.29% and 8.84%, respectively.

Portfolio Highlights

What helped performance during the year:

•	The Portfolio’s international equity allocation made a strong positive contribution to return and benefitted performance relative to the benchmark.

•	Positioning in the investment-grade bond allocation was strong and helped relative performance.

What hurt performance during the year:

•	In absolute terms, the Portfolio’s U.S. large-cap equity allocation contributed positively to performance; however, an underweight to this allocation detracted from relative performance.

Portfolio Positioning and Outlook — American Century Investment Management, Inc.

The long-anticipated recession has yet to arrive. Will things be different in 2024? We expect the federal government to spend less, banks to lend less, tight monetary policy to bite at last and U.S. consumers to retrench. But we have to admit that remarkable economic resilience so far means the odds of a recession have fallen.

While the Federal Reserve’s (Fed) own dot plot projection of future rate cuts suggests two or three cuts next year, the market is pricing in four or even five moves. Everything the Fed has said about keeping rates higher for longer argues against the idea that it will quickly pivot to aggressive cuts. To us, that’s the most significant disconnect in financial markets today.

Uncertainty is likely to remain high in 2024, arguing for a risk-aware approach. In addition to the economic uncertainty, geopolitical risks are abundant. And 2024 will be a consequential election year in the U.S. and around the globe. As a result, politics could be a source of recurring market volatility in the year ahead.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	7.51
Weighted Average Coupon (%)	3.86
Weighted Average Modified Duration (Years)*	6.02
Weighted Average Rating**	A-

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Exchange Traded Funds	$120,198,640	99.3%
Investment Companies	2,903,919	2.4
Cash and Other	(2,093,682)	(1.7)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,057.50	$5.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.65	5.61

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (62.7%)
iShares Core MSCI EAFE ETF	324,000	$22,793,400
iShares Core S&P 500 ETF	31,300	14,949,819
iShares Core S&P Mid-Cap ETF	14,200	3,935,530
iShares Russell 2000 ETF (x)	21,100	4,234,981
SPDR Portfolio S&P 500 ETF (x)	267,700	14,964,430
Vanguard S&P 500 ETF	34,300	14,982,240

Total Equity		75,860,400

Fixed Income (36.6%)
Vanguard Intermediate-Term Corporate Bond ETF	545,500	44,338,240

Total Exchange Traded Funds (99.3%) (Cost $112,001,541)		120,198,640

SHORT-TERM INVESTMENTS:
Investment Companies (2.4%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	316,474	316,474
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	1,500,000	1,500,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	483,681	483,681
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	70,000	70,000
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	533,337	533,764

Total Investment Companies		2,903,919

Total Short-Term Investments (2.4%) (Cost $2,903,919)		2,903,919

Total Investments in Securities (101.7%) (Cost $114,905,460)		123,102,559
Other Assets Less Liabilities (-1.7%)		(2,093,682)

Net Assets (100%)		$121,008,877

(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $5,107,335. This was collateralized by $2,909,688 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $2,370,155 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$120,198,640	$—	$—	$120,198,640
Short-Term Investments
Investment Companies	$2,903,919	$—	$—	$2,903,919

Total Assets	$123,102,559	$—	$—	$123,102,559

Total Liabilities	$—	$—	$—	$—

Total	$123,102,559	$—	$—	$123,102,559

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$95,223,420
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$70,599,419

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,139,277
Aggregate gross unrealized depreciation	(2,558,593)

Net unrealized appreciation	$6,580,684

Federal income tax cost of investments in securities and derivative instruments, if applicable	$116,521,875

For the year ended December 31, 2023, the Portfolio incurred approximately $1,524 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $114,905,460)	$123,102,559
Cash	299,999
Receivable for Portfolio shares sold	383,597
Securities lending income receivable	2,840
Dividends, interest and other receivables	2,204
Other assets	4,482

Total assets	123,795,681

LIABILITIES
Payable for return of collateral on securities loaned	2,370,155
Payable for securities purchased	252,404
Investment management fees payable	61,851
Distribution fees payable – Class IB	25,032
Payable for Portfolio shares repurchased	17,691
Administrative fees payable	13,023
Accrued expenses	46,648

Total liabilities	2,786,804

Commitments and contingent liabilities^
NET ASSETS	$121,008,877

Net assets were comprised of:
Paid in capital	$114,516,066
Total distributable earnings (loss)	6,492,811

Net assets	$121,008,877

Class IB
Net asset value, offering and redemption price per share, $121,008,877 / 10,547,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.47

(x)	Includes value of securities on loan of $5,107,335.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends	$2,875,550
Interest	13,794
Securities lending (net)	34,463

Total income	2,923,807

EXPENSES
Investment management fees	797,109
Distribution fees – Class IB	249,097
Administrative fees	127,423
Professional fees	56,608
Printing and mailing expenses	17,843
Custodian fees	10,900
Trustees’ fees	3,352
Miscellaneous	3,857

Gross expenses	1,266,189
Less: Waiver from investment manager	(169,431)

Net expenses	1,096,758

NET INVESTMENT INCOME (LOSS)	1,827,049

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	206,274

Net change in unrealized appreciation (depreciation) on investments in securities	12,850,262

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,056,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,883,585

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,827,049	$971,777
Net realized gain (loss)	206,274	(576,369)
Net change in unrealized appreciation (depreciation)	12,850,262	(14,986,575)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,883,585	(14,591,167)

Distributions to shareholders:
Class IB	(1,766,524)	(2,786,464)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,799,607 and 1,808,646 shares, respectively ]	30,130,875	19,473,878
Capital shares issued in reinvestment of dividends and distributions [ 155,526 and 272,395 shares, respectively ]	1,766,524	2,786,464
Capital shares repurchased [ (629,393) and (302,211) shares , respectively]	(6,795,628)	(3,290,068)

Total Class IB transactions	25,101,771	18,970,274

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,101,771	18,970,274

TOTAL INCREASE (DECREASE) IN NET ASSETS	38,218,832	1,592,643
NET ASSETS:
Beginning of year	82,790,045	81,197,402

End of year	$121,008,877	$82,790,045

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								February 1, 2019* to December 31, 2019
Class IB	2023		2022		2021		2020
Net asset value, beginning of period	$10.07		$12.60		$11.69		$11.37		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.20		0.14		0.12		0.10		0.20
Net realized and unrealized gain (loss)	1.37		(2.32)		0.98		0.32		1.32

Total from investment operations	1.57		(2.18)		1.10		0.42		1.52

Less distributions:
Dividends from net investment income	(0.17)		(0.15)		(0.09)		(0.09)		(0.12)
Distributions from net realized gains	—		(0.20)		(0.10)		(0.01)		(0.03)

Total dividends and distributions	(0.17)		(0.35)		(0.19)		(0.10)		(0.15)

Net asset value, end of period	$11.47		$10.07		$12.60		$11.69		$11.37

Total return (b)	15.62%		(17.28)%		9.36%		3.71%		15.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121,009		$82,790		$81,197		$53,403		$25,730
Ratio of expenses to average net assets:
After waivers (a)(f)	1.10	%(j)	1.13	%(k)	1.14	%(o)	1.13	%(o)	1.14	%(o)
Before waivers (a)(f)	1.27%		1.28%		1.29%		1.35%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.83%		1.25%		0.96%		0.92%		2.03	%(l)
Before waivers (a)(f)(x)	1.66%		1.11%		0.81%		0.70%		1.52	%(l)
Portfolio turnover rate^	71%		248%		87%		134%		56	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Capital International, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	22.98%	14.97%	11.34%
Portfolio – Class IB Shares	22.98	14.97	11.34
S&P 500® Index	26.29	15.69	12.03

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 22.98% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned 26.29% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Cruise-ship operator Royal Caribbean Cruises Ltd.’s stock rose as bookings outpaced pre-pandemic levels.

•	Investors cheered the completion of Broadcom’s acquisition of VMware and pushed shares of the chip designer and software maker higher on hopes that the company will benefit from advancements in AI.

•

Transportation and logistics company Saia, Inc. benefited from competitor Yellow’s bankruptcy in the less-than-truckload segment. Saia appeared to hold onto those gains as it reported a healthy sequential increase in tonnage amid muted demand across the freight industry.

What hurt performance during the year:

•

Technology stocks rallied and lack of exposure to chipmaker NVIDIA Corp. detracted as shares were bolstered by demand for artificial intelligence (AI). Lighter exposure compared to the benchmark to Amazon.com, Inc. and Apple, Inc. also hindered relative results.

•	The choice of stocks and a lighter footprint in the information technology (IT) sector hindered relative results.

•

Western Alliance Bancorp plummeted amid the rout in small- and mid-size regional banks early in the year, but shares have since recovered, benefitting from an improved liquidity and funding profile and on hopes that the Fed will cut interest rates.

•

Shares of utility AES Corp. fell amid a selloff in clean energy stocks and as investors feared a higher interest rate environment could limit the company’s ability to pass on higher costs to customers.

Portfolio Positioning and Outlook — Capital International, Inc.

U.S. equities recouped losses made in the first half of the year to end 2023 on a high, but the global outlook remains uncertain moving into 2024. Corporate earnings look to be a supportive tailwind for U.S. equities this year, but there are several risks that could result in substantial earnings revisions, including sluggish consumer spending, slowing economic growth in Europe and China, and rising geopolitical risks. Concentration risks also remain in the market, highlighting the importance of diversification in the portfolio. At a sector level, industrials, utilities and materials continued to be key overweights, while a significant underweight to the IT sector has been maintained. Managers continue to seek attractively valued companies with durable competitive advantages and strong pricing power.

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	22.0%
Financials	13.3
Industrials	12.9
Consumer Discretionary	12.1
Health Care	9.8
Communication Services	9.0
Consumer Staples	6.4
Utilities	5.2
Materials	4.6
Investment Company	1.0
Real Estate	1.0
Energy	0.8
Cash and Other	1.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,085.90	$5.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.94
Class IB
Actual	1,000.00	1,086.10	5.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.94

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.97% and 0.97%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (9.0%)
Entertainment (2.1%)
Netflix, Inc.*	10,757	$5,237,368
Take-Two Interactive Software, Inc.*	42,288	6,806,254

		12,043,622

Interactive Media & Services (5.8%)
Alphabet, Inc., Class C*	108,415	15,278,926
Meta Platforms, Inc., Class A*	40,167	14,217,511
Pinterest, Inc., Class A*	85,713	3,174,810

		32,671,247

Media (1.1%)
Charter Communications, Inc., Class A*	15,779	6,132,981

Total Communication Services		50,847,850

Consumer Discretionary (12.1%)
Broadline Retail (1.1%)
Amazon.com, Inc.*	39,111	5,942,525

Hotels, Restaurants & Leisure (7.2%)
Aramark	181,556	5,101,724
Chipotle Mexican Grill, Inc.*	4,621	10,568,042
Marriott International, Inc., Class A	25,822	5,823,119
Royal Caribbean Cruises Ltd.*	118,014	15,281,633
Yum! Brands, Inc.	33,117	4,327,067

		41,101,585

Household Durables (0.9%)
DR Horton, Inc.	32,025	4,867,160

Specialty Retail (2.2%)
Burlington Stores, Inc.*	28,284	5,500,672
Tractor Supply Co.	33,629	7,231,244

		12,731,916

Textiles, Apparel & Luxury Goods (0.7%)
NIKE, Inc., Class B	37,842	4,108,506

Total Consumer Discretionary		68,751,692

Consumer Staples (6.4%)
Beverages (2.0%)
Constellation Brands, Inc., Class A	25,719	6,217,568
Molson Coors Beverage Co., Class B	85,133	5,210,991

		11,428,559

Consumer Staples Distribution & Retail (0.8%)
Dollar General Corp.	35,788	4,865,379

Food Products (1.0%)
Kraft Heinz Co. (The)	147,910	5,469,712

Household Products (0.8%)
Church & Dwight Co., Inc.	46,593	4,405,834

Personal Care Products (0.4%)
Estee Lauder Cos., Inc. (The), Class A	16,394	2,397,622

Tobacco (1.4%)
Philip Morris International, Inc.	84,737	7,972,057

Total Consumer Staples		36,539,163

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
ConocoPhillips	37,778	4,384,892

Total Energy		4,384,892

Financials (13.3%)
Banks (3.1%)
Citizens Financial Group, Inc.	178,682	5,921,522
JPMorgan Chase & Co.	67,570	11,493,657

		17,415,179

Capital Markets (2.5%)
KKR & Co., Inc.	76,814	6,364,040
MSCI, Inc.	14,047	7,945,685

		14,309,725

Financial Services (4.5%)
Mastercard, Inc., Class A	27,649	11,792,575
Toast, Inc., Class A*	238,107	4,347,834
Visa, Inc., Class A	35,876	9,340,316

		25,480,725

Insurance (3.2%)
Arch Capital Group Ltd.*	50,081	3,719,516
Marsh & McLennan Cos., Inc.	44,159	8,366,806
Progressive Corp. (The)	37,965	6,047,065

		18,133,387

Total Financials		75,339,016

Health Care (9.8%)
Biotechnology (3.2%)
AbbVie, Inc.	50,450	7,818,237
Alnylam Pharmaceuticals, Inc.*	14,560	2,786,930
Regeneron Pharmaceuticals, Inc.*	8,808	7,735,978

		18,341,145

Health Care Equipment & Supplies (1.0%)
Abbott Laboratories	52,260	5,752,258

Health Care Providers & Services (1.4%)
Elevance Health, Inc.	7,380	3,480,113
UnitedHealth Group, Inc.	8,764	4,613,983

		8,094,096

Life Sciences Tools & Services (1.7%)
Danaher Corp.	22,091	5,110,532
Mettler-Toledo International, Inc.*	3,879	4,705,072

		9,815,604

Pharmaceuticals (2.5%)
Bristol-Myers Squibb Co.	107,364	5,508,847
Johnson & Johnson	52,991	8,305,809

		13,814,656

Total Health Care		55,817,759

Industrials (12.9%)
Aerospace & Defense (2.3%)
TransDigm Group, Inc.	12,635	12,781,566

Air Freight & Logistics (1.4%)
FedEx Corp.	30,860	7,806,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Building Products (2.3%)
Armstrong World Industries, Inc.	70,886	$6,969,512
Carrier Global Corp.	103,572	5,950,211

		12,919,723

Commercial Services & Supplies (0.9%)
Vestis Corp.	39,491	834,840
Waste Connections, Inc.	30,408	4,539,002

		5,373,842

Electrical Equipment (1.0%)
AMETEK, Inc.	33,709	5,558,277

Ground Transportation (2.5%)
Saia, Inc.*	18,788	8,233,277
Union Pacific Corp.	23,434	5,755,859

		13,989,136

Industrial Conglomerates (1.7%)
General Electric Co.	77,175	9,849,845

Professional Services (0.8%)
Ceridian HCM Holding, Inc.*	71,187	4,778,072

Total Industrials		73,057,115

Information Technology (22.0%)
Electronic Equipment, Instruments & Components (0.8%)
Trimble, Inc.*	90,111	4,793,905

IT Services (0.6%)
GoDaddy, Inc., Class A*	31,514	3,345,526

Semiconductors & Semiconductor Equipment (8.8%)
Broadcom, Inc.	23,257	25,960,626
Enphase Energy, Inc.*	8,765	1,158,207
Intel Corp.	81,326	4,086,632
KLA Corp.	14,553	8,459,659
Micron Technology, Inc.	77,878	6,646,109
Wolfspeed, Inc.*	76,030	3,308,065

		49,619,298

Software (10.4%)
Adobe, Inc.*	6,548	3,906,537
Atlassian Corp., Class A*	21,970	5,225,784
DocuSign, Inc.*	34,556	2,054,354
Microsoft Corp.	70,094	26,358,148
Salesforce, Inc.*	35,058	9,225,162
ServiceNow, Inc.*	16,899	11,938,975

		58,708,960

Technology Hardware, Storage & Peripherals (1.4%)
Apple, Inc.	41,650	8,018,874

Total Information Technology		124,486,563

Materials (4.6%)
Chemicals (2.1%)
Corteva, Inc.	61,895	2,966,009
Linde plc	21,321	8,756,748

		11,722,757

Metals & Mining (2.5%)
ATI, Inc.*	317,843	14,452,321

Total Materials		26,175,078

Real Estate (1.0%)
Health Care REITs (1.0%)
Welltower, Inc. (REIT)	60,519	5,456,998

Total Real Estate		5,456,998

Utilities (5.2%)
Electric Utilities (5.2%)
Constellation Energy Corp.	63,249	7,393,176
Entergy Corp.	109,418	11,072,007
Southern Co. (The)	159,851	11,208,752

Total Utilities		29,673,935

Total Common Stocks (97.1%) (Cost $344,418,320)		550,530,061

SHORT-TERM INVESTMENT:
Investment Company (1.0%)
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	5,687,821	5,692,371

Total Short-Term Investment (1.0%) (Cost $5,690,933)		5,692,371

Total Investments in Securities (98.1%) (Cost $350,109,253)		556,222,432
Other Assets Less Liabilities (1.9%)		10,985,049

Net Assets (100%)		$567,207,481

*	Non-income producing.

Glossary:

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$50,847,850	$—	$—	$50,847,850
Consumer Discretionary	68,751,692	—	—	68,751,692
Consumer Staples	36,539,163	—	—	36,539,163
Energy	4,384,892	—	—	4,384,892
Financials	75,339,016	—	—	75,339,016
Health Care	55,817,759	—	—	55,817,759
Industrials	73,057,115	—	—	73,057,115
Information Technology	124,486,563	—	—	124,486,563
Materials	26,175,078	—	—	26,175,078
Real Estate	5,456,998	—	—	5,456,998
Utilities	29,673,935	—	—	29,673,935
Short-Term Investment
Investment Company	5,692,371	—	—	5,692,371

Total Assets	$556,222,432	$—	$—	$556,222,432

Total Liabilities	$—	$—	$—	$—

Total	$556,222,432	$—	$—	$556,222,432

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$170,457,761
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$213,962,446

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,654,951
Aggregate gross unrealized depreciation	(15,542,362)

Net unrealized appreciation	$206,112,589

Federal income tax cost of investments in securities and derivative instruments, if applicable	$350,109,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $350,109,253)	$556,222,432
Cash	11,312,000
Dividends, interest and other receivables	229,827
Receivable for Portfolio shares sold	30,190
Securities lending income receivable	182
Other assets	2,263

Total assets	567,796,894

LIABILITIES
Investment management fees payable	276,687
Distribution fees payable – Class IB	100,338
Payable for Portfolio shares repurchased	63,939
Administrative fees payable	44,334
Distribution fees payable – Class IA	17,655
Trustees’ fees payable	1,492
Accrued expenses	84,968

Total liabilities	589,413

Commitments and contingent liabilities^
NET ASSETS	$567,207,481

Net assets were comprised of:
Paid in capital	$339,142,772
Total distributable earnings (loss)	228,064,709

Net assets	$567,207,481

Class IA
Net asset value, offering and redemption price per share, $84,748,995 / 2,856,209 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.67

Class IB
Net asset value, offering and redemption price per share, $482,458,486 / 16,228,591 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.73

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $28,464 foreign withholding tax)	$6,306,179
Interest	521,572
Securities lending (net)	29,561

Total income	6,857,312

EXPENSES
Investment management fees	3,433,240
Distribution fees – Class IB	1,122,728
Administrative fees	494,487
Distribution fees – Class IA	197,748
Professional fees	71,788
Printing and mailing expenses	52,153
Custodian fees	34,299
Trustees’ fees	18,912
Miscellaneous	11,807

Gross expenses	5,437,162
Less: Waiver from investment manager	(311,520)

Net expenses	5,125,642

NET INVESTMENT INCOME (LOSS)	1,731,670

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	41,224,273

Net change in unrealized appreciation (depreciation) on investments in securities	67,188,016

NET REALIZED AND UNREALIZED GAIN (LOSS)	108,412,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$110,143,959

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,731,670	$909,300
Net realized gain (loss)	41,224,273	47,290,131
Net change in unrealized appreciation (depreciation)	67,188,016	(172,286,031)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	110,143,959	(124,086,600)

Distributions to shareholders:
Class IA	(4,184,836)	(9,758,866)
Class IB	(23,743,379)	(55,073,680)

Total distributions to shareholders	(27,928,215)	(64,832,546)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 59,033 and 143,391 shares, respectively ]	1,636,307	4,280,728
Capital shares issued in reinvestment of dividends and distributions [ 147,046 and 366,880 shares, respectively ]	4,184,836	9,758,866
Capital shares repurchased [ (321,605) and (279,543) shares , respectively]	(8,898,588)	(8,312,154)

Total Class IA transactions	(3,077,445)	5,727,440

Class IB
Capital shares sold [ 380,549 and 471,516 shares, respectively ]	10,602,214	14,081,956
Capital shares issued in reinvestment of dividends and distributions [ 832,720 and 2,066,827 shares, respectively ]	23,743,379	55,073,680
Capital shares repurchased [ (1,800,415) and (1,441,247) shares , respectively]	(50,081,985)	(42,812,916)

Total Class IB transactions	(15,736,392)	26,342,720

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,813,837)	32,070,160

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,401,907	(156,848,986)
NET ASSETS:
Beginning of year	503,805,574	660,654,560

End of year	$567,207,481	$503,805,574

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022	2021	2020	2019
Net asset value, beginning of year	$25.42		$35.74	$30.50	$26.18	$22.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	(2)	0.05	(0.04)	0.01	0.17	(1)
Net realized and unrealized gain (loss)	5.67		(6.78)	7.03	6.03	7.06

Total from investment operations	5.76		(6.73)	6.99	6.04	7.23

Less distributions:
Dividends from net investment income	(0.10)		(0.05)	—	(0.03)	(0.15)
Distributions from net realized gains	(1.41)		(3.54)	(1.75)	(1.69)	(3.17)

Total dividends and distributions	(1.51)		(3.59)	(1.75)	(1.72)	(3.32)

Net asset value, end of year	$29.67		$25.42	$35.74	$30.50	$26.18

Total return	22.98%		(18.97)%	23.07%	23.26%	32.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$84,749		$75,546	$97,965	$86,482	$41,519
Ratio of expenses to average net assets:
After waivers (f)	0.97%		0.97%	0.97%	0.97%	0.97%
Before waivers (f)	1.03%		1.02%	1.02%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.33	%(bb)	0.17%	(0.11)%	0.05%	0.66	%(aa)
Before waivers (f)	0.27	%(bb)	0.12%	(0.15)%	(0.01)%	0.59	%(aa)
Portfolio turnover rate^	33%		25%	20%	42%	32%

	Year Ended December 31,
Class IB	2023		2022	2021	2020	2019
Net asset value, beginning of year	$25.47		$35.80	$30.55	$26.22	$22.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	(2)	0.05	(0.04)	0.02	0.17	(1)
Net realized and unrealized gain (loss)	5.68		(6.79)	7.04	6.03	7.07

Total from investment operations	5.77		(6.74)	7.00	6.05	7.24

Less distributions:
Dividends from net investment income	(0.10)		(0.05)	—	(0.03)	(0.15)
Distributions from net realized gains	(1.41)		(3.54)	(1.75)	(1.69)	(3.17)

Total dividends and distributions	(1.51)		(3.59)	(1.75)	(1.72)	(3.32)

Net asset value, end of year	$29.73		$25.47	$35.80	$30.55	$26.22

Total return	22.98%		(18.97)%	23.06%	23.26%	32.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$482,458		$428,260	$562,690	$493,082	$381,178
Ratio of expenses to average net assets:
After waivers (f)	0.97%		0.97%	0.97%	0.97%	0.97%
Before waivers (f)	1.03%		1.02%	1.02%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.33	%(bb)	0.17%	(0.11)%	0.06%	0.66	%(aa)
Before waivers (f)	0.27	%(bb)	0.11%	(0.15)%	— %‡‡	0.59	%(aa)
Portfolio turnover rate^	33%		25%	20%	42%	32%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CAPITAL GROUP RESEARCH PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2020 to June 7, 2020‡	Year Ended December 31, 2019
Net asset value, beginning of period	$26.11	$22.21

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.24	(1)
Net realized and unrealized gain (loss)	0.95	7.05

Total from investment operations	1.00	7.29

Less distributions:
Dividends from net investment income	—	(0.22)
Distributions from net realized gains	—	(3.17)

Total dividends and distributions	—	(3.39)

Net asset value, end of period	$27.11	$26.11

Total return	3.79%	33.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—	$6,424
Ratio of expenses to average net assets:
After waivers (f)	0.72%	0.72%
Before waivers (f)	0.79%	0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.44%	0.91	%(aa)
Before waivers (f)	0.37%	0.84	%(aa)
Portfolio turnover rate^	42%	32%
‡	After the close of business on June 7, 2020 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
‡‡	Amount is less than 0.005%.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.12, $0.12 and $0.19 for Class IA, IB and Class K, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.07 and $0.07 for Class IA and Class IB respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.19% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	ClearBridge Investments, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	45.93%	15.80%	10.70%
Portfolio – Class IB Shares	45.91	15.78	10.70
Portfolio – Class K Shares	46.23	16.09	10.98
Russell 1000® Growth Index	42.68	19.50	14.86

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 45.91% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Growth Index, which returned 42.68% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Overall stock selection was the primary driver of outperformance, with the largest contributions coming from the IT, Industrials and Communication Services sectors.

•

Stock selection in the IT sector benefitted from mega cap growth leadership, further boosted by enthusiasm over generative AI and falling yields, with standout results from chipmaker NVIDIA Corp., software and cloud services provider Microsoft Corp. and security software provider Palo Alto Networks, Inc.

•

Solid performance in Communication Services resulted from the rebound in Meta Platforms, Inc. and Netflix, Inc. due to a greater focus on cost management. Meta is well positioned to see increased revenue from AI and digital advertising while Netflix, Inc. has made strides in adopting an ad-driven streaming tier.

•

Stock selection in Industrials sector was driven by solid execution from MRO supplies distributor WW Grainger, Inc. and rideshare operator Uber Technologies, Inc. while electrical products supplier Eaton Corp. plc benefitted from increasing infrastructure buildout of electrification.

What hurt performance during the year:

•

Overall sector allocation was a headwind, mainly due to our underweight to the IT sector and overweights to Health Care and Financials. These first two allocations were intentional based on our outlook for the economy and the need for diversification among mega cap tech holdings while our financials exposure increased during the year from the reclassification of digital payments companies including Visa, Inc. and PayPal Holdings, Inc. from IT to Financials.

•

Stock selection in the Consumer Discretionary detracted due to weakness in NIKE, Inc. due to a weak Chinese recovery as well as poor execution by auto parts supplier Advance Auto Parts, Inc. and slowing EV demand that weighed on high-end auto components maker Aptiv plc.

•	Among individual names, The Estee Lauder Co., Inc. in Consumer Staples and NextEra Energy, Inc. in Utilities were significant detractors.

Portfolio Positioning and Outlook — ClearBridge Investments, LLC

We tactically shifted our growth bucket allocations (stable, select and cyclical) throughout the year to best position the Portfolio for a slowing growth environment. While skeptical about the likelihood of a soft landing, we are less concerned about whether the economy falls into a recession than about the duration of that downturn.

While the Portfolio remained underweight in the IT sector relative to the benchmark at period end, actions taken during the year reduced that underweight. These include the purchase of tax prep and small business accounting software provider Intuit. Positioning moves were also guided by a “moving to the middle” approach where we took profits in strong performing health care names to trim our sector overweight and to re-deploy to other opportunities. While we did return to the biopharmaceutical subsector within health care with the

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (Unaudited)

purchase of stable grower Eli Lilly, a leading player in the burgeoning diabetes and obesity therapeutics market, these moves also included new positions in our cyclical bucket including Target and Union Pacific.

Our discussions with company managements point to a broad macro deceleration, from package volumes at UPS, to weaker iPhone sales at Apple, Inc. and weaker food revenues at Target. In addition, price cuts are no longer stimulating demand and costs are not falling as much as revenue. Taken together, we expect this to lead to greater volatility in the year ahead.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	35.4%
Health Care	14.3
Consumer Discretionary	11.1
Industrials	10.4
Financials	10.2
Communication Services	8.6
Consumer Staples	4.9
Materials	2.0
Real Estate	1.5
Utilities	1.0
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,097.20	$5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class IB
Actual	1,000.00	1,096.50	5.28
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	1,098.40	3.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (8.6%)
Entertainment (3.5%)
Netflix, Inc.*	29,100	$14,168,208

Interactive Media & Services (5.1%)
Meta Platforms, Inc., Class A*	58,303	20,636,930

Total Communication Services		34,805,138

Consumer Discretionary (11.1%)
Automobile Components (0.9%)
Aptiv plc*	38,799	3,481,046

Automobiles (0.8%)
Tesla, Inc.*	12,700	3,155,696

Broadline Retail (7.9%)
Amazon.com, Inc.*	211,620	32,153,543

Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	56,900	6,177,633

Total Consumer Discretionary		44,967,918

Consumer Staples (4.9%)
Beverages (1.7%)
Monster Beverage Corp.*	122,720	7,069,899

Consumer Staples Distribution & Retail (1.7%)
Target Corp.	48,500	6,907,370

Personal Care Products (1.5%)
Estee Lauder Cos., Inc. (The), Class A	40,300	5,893,875

Total Consumer Staples		19,871,144

Financials (10.2%)
Capital Markets (2.8%)
Intercontinental Exchange, Inc.	16,500	2,119,095
S&P Global, Inc.	20,532	9,044,757

		11,163,852

Financial Services (5.8%)
PayPal Holdings, Inc.*	67,100	4,120,611
Visa, Inc., Class A	74,561	19,411,956

		23,532,567

Insurance (1.6%)
Marsh & McLennan Cos., Inc.	34,496	6,535,957

Total Financials		41,232,376

Health Care (14.3%)
Health Care Equipment & Supplies (5.0%)
Alcon, Inc.	84,830	6,626,919
Intuitive Surgical, Inc.*	20,800	7,017,088
Stryker Corp.	22,700	6,797,742

		20,441,749

Health Care Providers & Services (3.5%)
UnitedHealth Group, Inc.	26,945	14,185,734

Life Sciences Tools & Services (2.7%)
Thermo Fisher Scientific, Inc.	20,497	10,879,603

Pharmaceuticals (3.1%)
Eli Lilly and Co.	8,400	4,896,528
Zoetis, Inc.	38,700	7,638,219

		12,534,747

Total Health Care		58,041,833

Industrials (10.4%)
Air Freight & Logistics (1.1%)
United Parcel Service, Inc., Class B	28,048	4,409,987

Electrical Equipment (2.3%)
Eaton Corp. plc	38,960	9,382,347

Ground Transportation (3.4%)
Uber Technologies, Inc.*	131,380	8,089,067
Union Pacific Corp.	24,100	5,919,442

		14,008,509

Industrial Conglomerates (1.1%)
Honeywell International, Inc.	20,400	4,278,084

Trading Companies & Distributors (2.5%)
WW Grainger, Inc.	12,040	9,977,428

Total Industrials		42,056,355

Information Technology (35.4%)
Semiconductors & Semiconductor Equipment (8.9%)
ASML Holding NV (Registered) (ADR)	10,040	7,599,477
Intel Corp.	88,500	4,447,125
NVIDIA Corp.	48,540	24,037,979

		36,084,581

Software (21.6%)
Adobe, Inc.*	16,929	10,099,841
Atlassian Corp., Class A*	22,770	5,416,072
Intuit, Inc.	10,300	6,437,809
Microsoft Corp.	99,727	37,501,341
Palo Alto Networks, Inc.*	39,650	11,691,992
Salesforce, Inc.*	35,560	9,357,259
Workday, Inc., Class A*	25,390	7,009,163

		87,513,477

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	103,034	19,837,136

Total Information Technology		143,435,194

Materials (2.0%)
Chemicals (2.0%)
Sherwin-Williams Co. (The)	26,000	8,109,400

Total Materials		8,109,400

Real Estate (1.5%)
Specialized REITs (1.5%)
Equinix, Inc. (REIT)	7,800	6,282,042

Total Real Estate		6,282,042

Utilities (1.0%)
Electric Utilities (1.0%)
NextEra Energy, Inc.	69,100	4,197,134

Total Utilities		4,197,134

Total Investments in Securities (99.4%) (Cost $197,195,041)		402,998,534
Other Assets Less Liabilities (0.6%)		2,504,593

Net Assets (100%)		$405,503,127

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$34,805,138	$—	$—	$34,805,138
Consumer Discretionary	44,967,918	—	—	44,967,918
Consumer Staples	19,871,144	—	—	19,871,144
Financials	41,232,376	—	—	41,232,376
Health Care	58,041,833	—	—	58,041,833
Industrials	42,056,355	—	—	42,056,355
Information Technology	143,435,194	—	—	143,435,194
Materials	8,109,400	—	—	8,109,400
Real Estate	6,282,042	—	—	6,282,042
Utilities	4,197,134	—	—	4,197,134

Total Assets	$402,998,534	$—	$—	$402,998,534

Total Liabilities	$—	$—	$—	$—

Total	$402,998,534	$—	$—	$402,998,534

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$37,465,930
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$70,570,909

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,233,596
Aggregate gross unrealized depreciation	(12,457,116)

Net unrealized appreciation	$205,776,480

Federal income tax cost of investments in securities and derivative instruments, if applicable	$197,222,054

For the year ended December 31, 2023, the Portfolio incurred approximately $186 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $197,195,041)	$402,998,534
Cash	2,866,892
Dividends, interest and other receivables	66,988
Receivable for Portfolio shares sold	12,693
Other assets	1,660

Total assets	405,946,767

LIABILITIES
Investment management fees payable	208,265
Payable for Portfolio shares repurchased	83,091
Distribution fees payable – Class IB	80,227
Administrative fees payable	32,134
Distribution fees payable – Class IA	3,519
Accrued expenses	36,404

Total liabilities	443,640

Commitments and contingent liabilities^
NET ASSETS	$405,503,127

Net assets were comprised of:
Paid in capital	$196,507,431
Total distributable earnings (loss)	208,995,696

Net assets	$405,503,127

Class IA
Net asset value, offering and redemption price per share, $16,701,812 / 1,079,057 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.48

Class IB
Net asset value, offering and redemption price per share, $380,552,938 / 25,900,290 shares outstanding (unlimited amount authorized: $0.01 par value)	$14.69

Class K
Net asset value, offering and redemption price per share, $8,248,377 / 516,303 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.98

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $13,371 foreign withholding tax)	$2,403,303
Interest	224,012
Securities lending (net)	5,346

Total income	2,632,661

EXPENSES
Investment management fees	2,370,959
Distribution fees – Class IB	858,871
Administrative fees	341,430
Professional fees	67,013
Printing and mailing expenses	40,121
Distribution fees – Class IA	37,028
Custodian fees	23,800
Trustees’ fees	12,634
Miscellaneous	9,743

Gross expenses	3,761,599
Less: Waiver from investment manager	(126,637)

Net expenses	3,634,962

NET INVESTMENT INCOME (LOSS)	(1,002,301)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	13,838,254

Net change in unrealized appreciation (depreciation) on investments in securities	122,149,625

NET REALIZED AND UNREALIZED GAIN (LOSS)	135,987,879

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$134,985,578

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,002,301)	$(1,031,337)
Net realized gain (loss)	13,838,254	34,597,795
Net change in unrealized appreciation (depreciation)	122,149,625	(185,298,513)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	134,985,578	(151,732,055)

Distributions to shareholders:
Class IA	(497,575)	(1,708,632)
Class IB	(11,900,304)	(43,981,573)
Class K	(243,807)	(607,444)

Total distributions to shareholders	(12,641,686)	(46,297,649)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 131,236 and 98,919 shares, respectively ]	1,763,002	1,329,840
Capital shares issued in reinvestment of dividends and distributions [ 33,487 and 145,066 shares, respectively ]	497,575	1,708,632
Capital shares repurchased [ (160,121) and (148,541) shares , respectively]	(2,197,147)	(2,013,062)

Total Class IA transactions	63,430	1,025,410

Class IB
Capital shares sold [ 1,419,842 and 1,523,353 shares, respectively ]	18,340,806	20,363,677
Capital shares issued in reinvestment of dividends and distributions [ 843,222 and 3,922,512 shares, respectively ]	11,900,304	43,981,573
Capital shares repurchased [ (4,169,049) and (3,171,611) shares , respectively]	(54,425,852)	(42,681,894)

Total Class IB transactions	(24,184,742)	21,663,356

Class K
Capital shares sold [ 245,165 and 44,215 shares, respectively ]	3,395,825	644,542
Capital shares issued in reinvestment of dividends and distributions [ 15,879 and 50,135 shares, respectively ]	243,807	607,444
Capital shares repurchased [ (104,093) and (164,809) shares , respectively]	(1,483,072)	(2,273,373)

Total Class K transactions	2,156,560	(1,021,387)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(21,964,752)	21,667,379

TOTAL INCREASE (DECREASE) IN NET ASSETS	100,379,140	(176,362,325)
NET ASSETS:
Beginning of year	305,123,987	481,486,312

End of year	$405,503,127	$305,123,987

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020		2019
Net asset value, beginning of year	$10.94	$18.62	$16.29	$13.51		$10.89

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.04)	(0.07)	(0.03	)(1)	— #
Net realized and unrealized gain (loss)	5.04	(5.87)	3.59	4.17		3.45

Total from investment operations	5.00	(5.91)	3.52	4.14		3.45

Less distributions:
Dividends from net investment income	—	—	—	—		— #
Distributions from net realized gains	(0.46)	(1.77)	(1.19)	(1.36)		(0.83)

Total dividends and distributions	(0.46)	(1.77)	(1.19)	(1.36)		(0.83)

Net asset value, end of year	$15.48	$10.94	$18.62	$16.29		$13.51

Total return	45.93%	(32.15)%	21.73%	30.91%		31.99%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$16,702	$11,758	$18,226	$15,538		$13,833
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.03%		1.04%
Before waivers (f)	1.03%	1.03%	1.02%	1.04%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.28)%	(0.29)%	(0.40)%	(0.18	)%(bb)	0.02%
Before waivers (f)	(0.31)%	(0.33)%	(0.42)%	(0.19	)%(bb)	0.02%
Portfolio turnover rate^	10%	28%	16%	20%		20%

	Year Ended December 31,
Class IB	2023	2022	2021	2020		2019
Net asset value, beginning of year	$10.40	$17.82	$15.64	$13.02		$10.52

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04)	(0.04)	(0.07)	(0.03	)(1)	— #
Net realized and unrealized gain (loss)	4.79	(5.61)	3.44	4.01		3.33

Total from investment operations	4.75	(5.65)	3.37	3.98		3.33

Less distributions:
Dividends from net investment income	—	—	—	—		— #
Distributions from net realized gains	(0.46)	(1.77)	(1.19)	(1.36)		(0.83)

Total dividends and distributions	(0.46)	(1.77)	(1.19)	(1.36)		(0.83)

Net asset value, end of year	$14.69	$10.40	$17.82	$15.64		$13.02

Total return	45.91%	(32.13)%	21.67%	30.85%		31.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$380,553	$289,321	$455,081	$409,150		$359,458
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.03%		1.04%
Before waivers (f)	1.03%	1.03%	1.02%	1.03%		1.04%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.28)%	(0.30)%	(0.40)%	(0.19	)%(bb)	0.02%
Before waivers (f)	(0.31)%	(0.33)%	(0.42)%	(0.19	)%(bb)	0.02%
Portfolio turnover rate^	10%	28%	16%	20%		20%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020		2019
Net asset value, beginning of year	$11.26	$19.03	$16.59	$13.71		$11.04

Income (loss) from investment operations:
Net investment income (loss) (e)	— #	(0.01)	(0.03)	0.01(1)		0.04
Net realized and unrealized gain (loss)	5.18	(5.99)	3.66	4.23		3.49

Total from investment operations	5.18	(6.00)	3.63	4.24		3.53

Less distributions:
Dividends from net investment income	—	—	—	—		(0.03)
Distributions from net realized gains	(0.46)	(1.77)	(1.19)	(1.36)		(0.83)

Total dividends and distributions	(0.46)	(1.77)	(1.19)	(1.36)		(0.86)

Net asset value, end of year	$15.98	$11.26	$19.03	$16.59		$13.71

Total return	46.23%	(31.92)%	22.00%	31.19%		32.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,248	$4,045	$8,180	$7,490		$9,641
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.78%		0.79%
Before waivers (f)	0.79%	0.78%	0.77%	0.78%		0.79%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.03)%	(0.05)%	(0.15)%	0.07	%(bb)	0.27%
Before waivers (f)	(0.07)%	(0.09)%	(0.17)%	0.07	%(bb)	0.27%
Portfolio turnover rate^	10%	28%	16%	20%		20%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.01, $0.01 and $0.04 for Class IA, Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	ClearBridge Investments, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class IA Shares	24.62%	15.63%	9.90%
Portfolio – Class IB Shares	24.58	15.63	9.90
Portfolio – Class K Shares*	24.89	N/A	(3.28)
S&P 500® Index	26.29	15.69	12.03

* Date of inception 10/26/21. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 24.58% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned 26.29% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Overall stock selection contributed to performance, with strength in Consumer Staples, Financials and Industrials.

•

Within Consumer Staples, primary contributors included food & beverage related stocks Performance Food Group Co., Monster Beverage Corp. and Casey’s General Stores, Inc. as well as fragrance and cosmetics maker Coty, Inc.

•	Our Financials exposure was driven by private equity manager KKR Group and exchange operator CME Group, Inc. while Industrials standouts included Copart, Inc., Vertiv Holdings Co. and Trex Co., Inc.

•	Leading individual contributors included IT names ServiceNow, Inc., NVIDIA Corp. and Apple, Inc. as well as Consumer Discretionary holding MercadoLibre, Inc.

What hurt performance during the year:

•

Overall sector allocation detracted from performance, due to an underweight to Communication Services, overweights to Consumer Staples and Real Estate and the Portfolio’s cash position in a strong up market.

•	Stock selection in the Consumer Discretionary, Communication Services, Health Care and Real Estate sectors also hurt results.

•	Fox Factory Holding Corp. and retailers Etsy, Inc., Crocs, Inc. and Burlington Stores, Inc. dragged down results in Consumer Discretionary.

•	Within Communication Services, not owning strong performing mega caps Meta Platforms, Inc. and Alphabet, Inc. weighed the most on results.

•	Primary individual detractors included Insulet Corp. in Health Care, Shoals Technologies Group, Inc. in Industrials, SolarEdgeTechnologies, Inc. in IT and First Republic Bank in Financials.

Portfolio Positioning and Outlook — ClearBridge Investments, LLC

It was encouraging to witness the broadening participation in the fourth quarter, with both small-and mid-cap companies keeping pace or in some cases outperforming large caps. Improving liquidity should also unfreeze the IPO market, which briefly started to thaw this fall post a protracted and precipitous decline in deal activity. While 2023 IPO filings showed a solid increase from the prior year, they remained well below the 10-year average. Given our focus on and relationships with private companies, we have always viewed the IPO market as a fertile source of idea generation and are encouraged by the prospect of continuing to derisk fundamentally sound businesses as they approach the road to going public in the year ahead.

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	28.1%
Industrials	12.0
Health Care	10.3
Consumer Discretionary	9.6
Investment Companies	9.0
Financials	7.7
Consumer Staples	7.7
Communication Services	5.2
Energy	3.6
Real Estate	3.0
Materials	2.0
Utilities	0.9
Cash and Other	0.9

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,066.80	$5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class IB
Actual	1,000.00	1,067.10	5.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class K
Actual	1,000.00	1,069.60	4.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	47,114	$790,573
Verizon Communications, Inc.	27,702	1,044,365

		1,834,938

Entertainment (1.5%)
Electronic Arts, Inc.	1,597	218,485
Endeavor Group Holdings, Inc., Class A	192,982	4,579,463
Live Nation Entertainment, Inc.*	25,883	2,422,649
Netflix, Inc.*	2,884	1,404,162
Take-Two Interactive Software, Inc.*	1,022	164,491
Walt Disney Co. (The)*	12,057	1,088,626
Warner Bros Discovery, Inc.*	14,849	168,982

		10,046,858

Interactive Media & Services (2.4%)
Alphabet, Inc., Class A*	38,996	5,447,351
Alphabet, Inc., Class C*	32,820	4,625,323
Match Group, Inc.*	1,885	68,802
Meta Platforms, Inc., Class A*	14,626	5,177,019

		15,318,495

Media (0.6%)
Charter Communications, Inc., Class A*	655	254,585
Comcast Corp., Class A	26,461	1,160,315
Fox Corp., Class A	1,519	45,069
Fox Corp., Class B	870	24,055
Interpublic Group of Cos., Inc. (The)	2,615	85,354
News Corp., Class A	2,493	61,203
News Corp., Class B (x)	775	19,933
Omnicom Group, Inc.	1,298	112,290
Paramount Global, Class B	3,140	46,441
Trade Desk, Inc. (The), Class A*	28,500	2,050,860

		3,860,105

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	3,353	537,587

Total Communication Services		31,597,983

Consumer Discretionary (9.6%)
Automobile Components (0.2%)
Aptiv plc*	1,819	163,201
BorgWarner, Inc.	1,651	59,188
Fox Factory Holding Corp.*	17,438	1,176,716

		1,399,105

Automobiles (0.8%)
Ford Motor Co.	25,650	312,673
General Motors Co.	8,930	320,766
Tesla, Inc.*	18,224	4,528,300

		5,161,739

Broadline Retail (3.5%)
Amazon.com, Inc.*	59,924	9,104,853
eBay, Inc.	3,397	148,177
Etsy, Inc.*	783	63,462
Global-e Online Ltd.*	63,417	2,513,216
MercadoLibre, Inc.*	7,045	11,071,499

		22,901,207

Distributors (0.1%)
Genuine Parts Co.	925	128,112
LKQ Corp.	1,829	87,408
Pool Corp.	248	98,880

		314,400

Hotels, Restaurants & Leisure (1.3%)
Airbnb, Inc., Class A*	2,857	388,952
Booking Holdings, Inc.*	230	815,861
Caesars Entertainment, Inc.*	1,368	64,132
Carnival Corp.*	6,579	121,975
Chipotle Mexican Grill, Inc.*	181	413,940
Darden Restaurants, Inc.	815	133,904
Domino’s Pizza, Inc.	225	92,752
Expedia Group, Inc.*	17,928	2,721,291
Hilton Worldwide Holdings, Inc.	1,690	307,732
Las Vegas Sands Corp.	2,432	119,679
Marriott International, Inc., Class A	1,626	366,679
McDonald’s Corp.	4,780	1,417,318
MGM Resorts International*	1,872	83,641
Norwegian Cruise Line Holdings Ltd.*	2,885	57,815
Royal Caribbean Cruises Ltd.*	1,549	200,580
Starbucks Corp.	7,529	722,859
Wynn Resorts Ltd.	630	57,399
Yum! Brands, Inc.	1,867	243,942

		8,330,451

Household Durables (0.2%)
DR Horton, Inc.	1,971	299,553
Garmin Ltd.	977	125,584
Lennar Corp., Class A	1,637	243,979
Mohawk Industries, Inc.*	356	36,846
NVR, Inc.*	21	147,009
PulteGroup, Inc.	1,432	147,811
Whirlpool Corp.	385	46,881

		1,047,663

Leisure Products (0.0%)†
Hasbro, Inc.	868	44,320

Specialty Retail (2.6%)
AutoZone, Inc.*	116	299,931
Bath & Body Works, Inc.	1,437	62,021
Best Buy Co., Inc.	1,291	101,059
Burlington Stores, Inc.*	22,351	4,346,822
CarMax, Inc.*	1,079	82,802
Five Below, Inc.*	10,100	2,152,916
Home Depot, Inc. (The)	6,590	2,283,765
Lowe’s Cos., Inc.	26,343	5,862,635
O’Reilly Automotive, Inc.*	390	370,531
Ross Stores, Inc.	2,210	305,842
TJX Cos., Inc. (The)	7,539	707,234
Tractor Supply Co.	702	150,951
Ulta Beauty, Inc.*	319	156,307

		16,882,816

Textiles, Apparel & Luxury Goods (0.9%)
Crocs, Inc.*	47,285	4,416,892
Lululemon Athletica, Inc.*	755	386,024
NIKE, Inc., Class B	8,066	875,726
Ralph Lauren Corp.	265	38,213

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)

Tapestry, Inc.	1,447	$53,264
VF Corp.	2,104	39,555

		5,809,674

Total Consumer Discretionary		61,891,375

Consumer Staples (7.7%)
Beverages (2.8%)
Brown-Forman Corp., Class B	1,266	72,289
Coca-Cola Co. (The)	25,640	1,510,965
Constellation Brands, Inc., Class A	28,411	6,868,359
Keurig Dr Pepper, Inc.	6,734	224,377
Molson Coors Beverage Co., Class B	1,183	72,411
Monster Beverage Corp.*	139,850	8,056,759
PepsiCo, Inc.	9,060	1,538,750

		18,343,910

Consumer Staples Distribution & Retail (3.3%)
Casey’s General Stores, Inc.	22,760	6,253,082
Costco Wholesale Corp.	2,917	1,925,453
Dollar General Corp.	1,433	194,816
Dollar Tree, Inc.*	1,375	195,319
Kroger Co. (The)	4,424	202,221
Performance Food Group Co.*	144,177	9,969,840
Sysco Corp.	3,317	242,572
Target Corp.	3,021	430,251
Walgreens Boots Alliance, Inc.	4,647	121,333
Walmart, Inc.	9,400	1,481,910

		21,016,797

Food Products (0.4%)
Archer-Daniels-Midland Co.	3,488	251,903
Bunge Global SA	940	94,893
Campbell Soup Co.	1,218	52,654
Conagra Brands, Inc.	3,191	91,454
General Mills, Inc.	3,783	246,425
Hershey Co. (The)	1,004	187,186
Hormel Foods Corp.	2,002	64,284
J M Smucker Co. (The)	693	87,581
Kellanova	1,793	100,247
Kraft Heinz Co. (The)	5,349	197,806
Lamb Weston Holdings, Inc.	972	105,063
McCormick & Co., Inc. (Non-Voting)	1,680	114,946
Mondelez International, Inc., Class A	8,964	649,263
Tyson Foods, Inc., Class A	1,936	104,060

		2,347,765

Household Products (0.5%)
Church & Dwight Co., Inc.	1,598	151,107
Clorox Co. (The)	814	116,068
Colgate-Palmolive Co.	5,416	431,710
Kimberly-Clark Corp.	2,202	267,565
Procter & Gamble Co. (The)	15,530	2,275,766

		3,242,216

Personal Care Products (0.5%)
Coty, Inc., Class A*	164,900	2,048,058
Estee Lauder Cos., Inc. (The), Class A	1,554	227,272
Kenvue, Inc.	11,547	248,607
Oddity Tech Ltd., Class A(x)*	20,503	954,005

		3,477,942

Tobacco (0.2%)
Altria Group, Inc.	11,654	470,123
Philip Morris International, Inc.	10,229	962,344

		1,432,467

Total Consumer Staples		49,861,097

Energy (3.6%)
Energy Equipment & Services (0.8%)
Baker Hughes Co.	137,414	4,696,810
Halliburton Co.	6,021	217,659
Schlumberger NV	9,364	487,303

		5,401,772

Oil, Gas & Consumable Fuels (2.8%)
APA Corp.	2,094	75,133
Chesapeake Energy Corp. (x)	32,396	2,492,548
Chevron Corp.	11,568	1,725,483
ConocoPhillips	7,824	908,132
Coterra Energy, Inc.	4,841	123,542
Devon Energy Corp.	4,293	194,473
Diamondback Energy, Inc.	1,197	185,631
EOG Resources, Inc.	3,819	461,908
EQT Corp.	2,710	104,769
Exxon Mobil Corp.	26,395	2,638,972
Hess Corp.	1,852	266,984
Kinder Morgan, Inc.	12,989	229,126
Marathon Oil Corp.	3,741	90,382
Marathon Petroleum Corp.	2,502	371,197
Occidental Petroleum Corp.	4,307	257,171
ONEOK, Inc.	3,903	274,069
Phillips 66	2,899	385,973
Pioneer Natural Resources Co.	29,511	6,636,434
Targa Resources Corp.	1,439	125,006
Valero Energy Corp.	2,244	291,720
Williams Cos., Inc. (The)	7,926	276,062

		18,114,715

Total Energy		23,516,487

Financials (7.7%)
Banks (1.3%)
Bank of America Corp.	45,368	1,527,540
Citigroup, Inc.	12,612	648,761
Citizens Financial Group, Inc.	2,979	98,724
Comerica, Inc.	931	51,959
Fifth Third Bancorp	4,620	159,344
Huntington Bancshares, Inc.	9,497	120,802
JPMorgan Chase & Co.	19,050	3,240,405
KeyCorp	6,428	92,563
M&T Bank Corp.	1,098	150,514
PNC Financial Services Group, Inc. (The)‡	2,613	404,623
Regions Financial Corp.	6,315	122,385
Truist Financial Corp.	8,698	321,130
US Bancorp	10,193	441,153
Wells Fargo & Co.	23,930	1,177,835
Zions Bancorp NA	899	39,439

		8,597,177

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)

Capital Markets (3.4%)
Ameriprise Financial, Inc.	659	$250,308
Bank of New York Mellon Corp. (The)	5,024	261,499
BlackRock, Inc.‡	922	748,480
Blackstone, Inc.	4,670	611,396
Cboe Global Markets, Inc.	705	125,885
Charles Schwab Corp. (The)	9,806	674,653
CME Group, Inc.	27,264	5,741,798
FactSet Research Systems, Inc.	252	120,217
Franklin Resources, Inc.	1,785	53,175
Goldman Sachs Group, Inc. (The)	2,149	829,020
Intercontinental Exchange, Inc.	6,252	802,944
Invesco Ltd.	2,812	50,166
KKR & Co., Inc.	100,286	8,308,695
MarketAxess Holdings, Inc.	238	69,698
Moody’s Corp.	1,031	402,667
Morgan Stanley	8,328	776,586
MSCI, Inc.	530	299,795
Nasdaq, Inc.	2,278	132,443
Northern Trust Corp.	1,341	113,154
Raymond James Financial, Inc.	1,250	139,375
S&P Global, Inc.	2,135	940,510
State Street Corp.	1,996	154,610
T. Rowe Price Group, Inc.	1,503	161,858

		21,768,932

Consumer Finance (0.2%)
American Express Co.	3,794	710,768
Capital One Financial Corp.	2,491	326,620
Discover Financial Services	1,645	184,898
Synchrony Financial	2,640	100,822

		1,323,108

Financial Services (1.8%)
Berkshire Hathaway, Inc., Class B*	11,989	4,275,997
Fidelity National Information Services, Inc.	3,890	233,672
Fiserv, Inc.*	3,955	525,382
FleetCor Technologies, Inc.*	466	131,696
Global Payments, Inc.	1,742	221,234
Jack Henry & Associates, Inc.	502	82,032
Mastercard, Inc., Class A	5,457	2,327,465
Paymentus Holdings, Inc., Class A*	37,804	675,558
PayPal Holdings, Inc.*	7,104	436,257
Visa, Inc., Class A	10,503	2,734,456

		11,643,749

Insurance (1.0%)
Aflac, Inc.	3,504	289,080
Allstate Corp. (The)	1,735	242,865
American Equity Investment Life Holding Co.*	21,040	1,174,032
American International Group, Inc.	4,625	313,344
Aon plc, Class A	1,319	383,855
Arch Capital Group Ltd.*	2,499	185,601
Arthur J Gallagher & Co.	1,412	317,531
Assurant, Inc.	343	57,792
Brown & Brown, Inc.	1,558	110,789
Chubb Ltd.	2,688	607,488
Cincinnati Financial Corp.	999	103,357
Everest Group Ltd.	290	102,538
Globe Life, Inc.	590	71,815
Hartford Financial Services Group, Inc. (The)	1,939	155,857
Loews Corp.	1,159	80,655
Marsh & McLennan Cos., Inc.	3,249	615,588
MetLife, Inc.	4,085	270,141
Principal Financial Group, Inc.	1,461	114,937
Progressive Corp. (The)	3,855	614,024
Prudential Financial, Inc.	2,379	246,726
Travelers Cos., Inc. (The)	1,525	290,497
W R Berkley Corp.	1,392	98,442
Willis Towers Watson plc	665	160,398

		6,607,352

Total Financials		49,940,318

Health Care (10.3%)
Biotechnology (1.2%)
AbbVie, Inc.	11,634	1,802,921
Amgen, Inc.	3,526	1,015,558
Argenx SE (ADR)*	3,100	1,179,333
Biogen, Inc.*	970	251,007
Caris Life Sciences, Inc. (r)*	69,480	139,134
Gilead Sciences, Inc.	8,211	665,173
Incyte Corp.*	1,252	78,613
Moderna, Inc.*	2,204	219,188
Regeneron Pharmaceuticals, Inc.*	703	617,438
Ultragenyx Pharmaceutical, Inc.*	19,370	926,273
Vertex Pharmaceuticals, Inc.*	1,698	690,899

		7,585,537

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	11,435	1,258,650
Align Technology, Inc.*	474	129,876
Baxter International, Inc.	3,438	132,913
Becton Dickinson & Co.	1,903	464,008
Boston Scientific Corp.*	9,638	557,173
Cooper Cos., Inc. (The)	324	122,615
Dentsply Sirona, Inc.	1,437	51,143
Dexcom, Inc.*	2,534	314,444
Edwards Lifesciences Corp.*	3,966	302,408
GE HealthCare Technologies, Inc.	2,539	196,315
Hologic, Inc.*	1,596	114,034
IDEXX Laboratories, Inc.*	556	308,608
Insulet Corp.*	20,528	4,454,165
Intuitive Surgical, Inc.*	2,320	782,675
Medtronic plc	8,767	722,225
ResMed, Inc.	984	169,268
STERIS plc	635	139,605
Stryker Corp.	2,228	667,197
Teleflex, Inc.	293	73,057
Zimmer Biomet Holdings, Inc.	1,400	170,380

		11,130,759

Health Care Providers & Services (3.5%)
Cardinal Health, Inc.	1,602	161,482
Cencora, Inc.	1,090	223,864
Centene Corp.*	3,497	259,512
Cigna Group (The)	1,928	577,340
CVS Health Corp.	8,463	668,239
DaVita, Inc.*	354	37,085
Elevance Health, Inc.	1,549	730,446

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)

HCA Healthcare, Inc.	1,305	$353,237
HealthEquity, Inc.*	73,011	4,840,629
Henry Schein, Inc.*	890	67,382
Humana, Inc.	810	370,826
Laboratory Corp. of America Holdings	573	130,237
McKesson Corp.	877	406,034
Molina Healthcare, Inc.*	391	141,272
Progyny, Inc.*	67,784	2,520,209
Quest Diagnostics, Inc.	722	99,549
Surgery Partners, Inc.(x)*	156,722	5,013,537
UnitedHealth Group, Inc.	11,595	6,104,420
Universal Health Services, Inc., Class B	386	58,842

		22,764,142

Health Care Technology (0.2%)
Doximity, Inc., Class A*	40,399	1,132,788

Life Sciences Tools & Services (2.2%)
Agilent Technologies, Inc.	1,906	264,991
Bio-Rad Laboratories, Inc., Class A*	136	43,913
Bio-Techne Corp.	989	76,311
Charles River Laboratories International, Inc.*	24,076	5,691,567
Danaher Corp.	4,333	1,002,396
ICON plc*	16,500	4,670,655
Illumina, Inc.*	1,056	147,038
IQVIA Holdings, Inc.*	1,224	283,209
Mettler-Toledo International, Inc.*	144	174,666
Revvity, Inc.	827	90,399
Thermo Fisher Scientific, Inc.	2,546	1,351,391
Waters Corp.*	377	124,120
West Pharmaceutical Services, Inc.	495	174,300

		14,094,956

Pharmaceuticals (1.5%)
Bristol-Myers Squibb Co.	13,408	687,964
Catalent, Inc.*	1,274	57,241
Eli Lilly and Co.	5,255	3,063,245
Johnson & Johnson	15,863	2,486,367
Merck & Co., Inc.	16,698	1,820,416
Pfizer, Inc.	37,206	1,071,161
Viatris, Inc.	7,603	82,340
Zoetis, Inc.	3,025	597,044

		9,865,778

Total Health Care		66,573,960

Industrials (12.0%)
Aerospace & Defense (1.4%)
Axon Enterprise, Inc.*	464	119,865
Boeing Co. (The)*	3,747	976,693
General Dynamics Corp.	1,479	384,052
Howmet Aerospace, Inc.	2,636	142,660
Huntington Ingalls Industries, Inc.	269	69,843
L3Harris Technologies, Inc.	24,922	5,249,072
Lockheed Martin Corp.	1,455	659,464
Northrop Grumman Corp.	932	436,307
RTX Corp.	9,475	797,227
Textron, Inc.	1,315	105,752
TransDigm Group, Inc.	362	366,199

		9,307,134

Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	781	67,471
Expeditors International of Washington, Inc.	961	122,239
FedEx Corp.	1,514	382,997
GXO Logistics, Inc.*	50,702	3,100,934
United Parcel Service, Inc., Class B	4,766	749,358

		4,422,999

Building Products (0.9%)
A.O. Smith Corp.	769	63,396
Allegion plc	597	75,634
Builders FirstSource, Inc.*	813	135,722
Carrier Global Corp.	5,475	314,539
Johnson Controls International plc	4,532	261,225
Masco Corp.	1,481	99,197
Trane Technologies plc	1,530	373,167
Trex Co., Inc.*	56,388	4,668,363

		5,991,243

Commercial Services & Supplies (2.4%)
Cintas Corp.	565	340,503
Copart, Inc.*	197,800	9,692,200
Republic Services, Inc.	1,331	219,495
Rollins, Inc.	1,841	80,396
Veralto Corp.	1,419	116,727
Waste Connections, Inc.	30,500	4,552,735
Waste Management, Inc.	2,415	432,527

		15,434,583

Construction & Engineering (1.3%)
Quanta Services, Inc.	960	207,168
WillScot Mobile Mini Holdings Corp.*	180,149	8,016,630

		8,223,798

Electrical Equipment (1.9%)
AMETEK, Inc.	1,535	253,106
Eaton Corp. plc	2,631	633,597
Emerson Electric Co.	3,722	362,262
Generac Holdings, Inc.*	431	55,703
Hubbell, Inc., Class B	347	114,139
nVent Electric plc	71,589	4,230,194
Rockwell Automation, Inc.	764	237,207
Shoals Technologies Group, Inc., Class A*	182,137	2,830,409
Vertiv Holdings Co., Class A	78,741	3,781,930

		12,498,547

Ground Transportation (0.5%)
CSX Corp.	13,022	451,473
JB Hunt Transport Services, Inc.	539	107,660
Norfolk Southern Corp.	1,477	349,133
Old Dominion Freight Line, Inc.	600	243,198
Uber Technologies, Inc.*	13,560	834,889
Union Pacific Corp.	4,017	986,655

		2,973,008

Industrial Conglomerates (0.3%)
3M Co.	3,623	396,066
General Electric Co.	7,172	915,363
Honeywell International, Inc.	4,344	910,980

		2,222,409

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)

Machinery (0.8%)
Brain Corp.(r)*	52,300	$241,234
Caterpillar, Inc.	3,362	994,042
Cummins, Inc.	949	227,352
Deere & Co.	1,765	705,770
Dover Corp.	921	141,659
Fortive Corp.	2,359	173,693
IDEX Corp.	503	109,206
Illinois Tool Works, Inc.	1,804	472,540
Ingersoll Rand, Inc.	2,700	208,818
Nordson Corp.	343	90,607
Otis Worldwide Corp.	2,672	239,064
PACCAR, Inc.*	3,424	334,354
Parker-Hannifin Corp.	842	387,909
Pentair plc	1,132	82,308
Snap-on, Inc.	346	99,939
Stanley Black & Decker, Inc.	1,027	100,749
Westinghouse Air Brake Technologies Corp.	1,174	148,981
Xylem, Inc.	1,559	178,287

		4,936,512

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	4,452	61,170
Delta Air Lines, Inc.	4,265	171,581
Southwest Airlines Co.	4,027	116,300
United Airlines Holdings, Inc.*	2,141	88,338

		437,389

Professional Services (0.5%)
Automatic Data Processing, Inc.	2,710	631,349
Broadridge Financial Solutions, Inc.	791	162,748
Ceridian HCM Holding, Inc.*	1,050	70,476
Equifax, Inc.	811	200,552
Jacobs Solutions, Inc.	844	109,551
Leidos Holdings, Inc.	872	94,385
Paychex, Inc.	2,150	256,087
Paycom Software, Inc.	301	62,223
Paycor HCM, Inc.*	63,016	1,360,515
Robert Half, Inc.	673	59,170
Verisk Analytics, Inc.	972	232,172

		3,239,228

Trading Companies & Distributors (1.2%)
Fastenal Co.	3,807	246,580
H&E Equipment Services, Inc.	43,660	2,284,291
MSC Industrial Direct Co., Inc., Class A	46,438	4,702,312
United Rentals, Inc.	453	259,759
WW Grainger, Inc.	296	245,292

		7,738,234

Total Industrials		77,425,084

Information Technology (28.1%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	1,680	395,657
Cisco Systems, Inc.	26,691	1,348,429
F5, Inc.*	403	72,129
Juniper Networks, Inc.	2,012	59,314
Motorola Solutions, Inc.	1,089	340,955

		2,216,484

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	3,915	388,094
CDW Corp.	898	204,133
Corning, Inc.	5,066	154,260
Jabil, Inc.	843	107,398
Keysight Technologies, Inc.*	1,170	186,135
TE Connectivity Ltd.	2,035	285,918
Teledyne Technologies, Inc.*	314	140,135
Trimble, Inc.*	1,707	90,813
Zebra Technologies Corp., Class A*	331	90,472

		1,647,358

IT Services (1.5%)
Accenture plc, Class A	4,136	1,451,364
Akamai Technologies, Inc.*	966	114,326
Cognizant Technology Solutions Corp., Class A	3,304	249,551
EPAM Systems, Inc.*	373	110,908
Gartner, Inc.*	507	228,713
International Business Machines Corp.	6,017	984,080
Shopify, Inc., Class A*	83,547	6,508,311
VeriSign, Inc.*	585	120,487

		9,767,740

Semiconductors & Semiconductor Equipment (6.0%)
Advanced Micro Devices, Inc.*	10,646	1,569,327
Analog Devices, Inc.	3,284	652,071
Applied Materials, Inc.	5,512	893,330
Broadcom, Inc.	2,892	3,228,195
Enphase Energy, Inc.*	939	124,079
First Solar, Inc.*	708	121,974
Intel Corp.	27,781	1,395,995
KLA Corp.	896	520,845
Lam Research Corp.	868	679,870
Marvell Technology, Inc.	50,949	3,072,734
Microchip Technology, Inc.	3,538	319,057
Micron Technology, Inc.	7,215	615,728
Monolithic Power Systems, Inc.	2,310	1,457,102
NVIDIA Corp.	36,634	18,141,890
NXP Semiconductors NV	1,727	396,657
ON Semiconductor Corp.*	41,553	3,470,922
Qorvo, Inc.*	621	69,931
QUALCOMM, Inc.	7,334	1,060,716
Skyworks Solutions, Inc.	1,075	120,852
Teradyne, Inc.	985	106,892
Texas Instruments, Inc.	5,985	1,020,203

		39,038,370

Software (15.1%)
Adobe, Inc.*	11,360	6,777,376
ANSYS, Inc.*	582	211,196
Autodesk, Inc.*	6,998	1,703,873
Cadence Design Systems, Inc.*	1,785	486,180
Clear Secure, Inc., Class A	38,363	792,196
Confluent, Inc., Class A*	64,609	1,511,851
Datadog, Inc., Class A*	14,246	1,729,179
DocuSign, Inc.*	63,235	3,759,321
Everbridge, Inc.*	63,100	1,533,961
Fair Isaac Corp.*	166	193,226
Fortinet, Inc.*	102,103	5,976,089

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)

Gen Digital, Inc.	3,643	$83,133
Gitlab, Inc., Class A*	26,438	1,664,536
HubSpot, Inc.*	11,855	6,882,302
Intuit, Inc.	1,847	1,154,430
Klaviyo, Inc. (r)*	20,574	428,660
Klaviyo, Inc., Class A (x)*	17,117	475,510
Microsoft Corp.	69,174	26,012,191
Model N, Inc.*	13,000	350,090
Oracle Corp.	10,452	1,101,954
Palo Alto Networks, Inc.*	7,749	2,285,025
PTC, Inc.*	772	135,069
Roper Technologies, Inc.	700	381,619
Salesforce, Inc.*	6,411	1,686,991
SentinelOne, Inc., Class A*	95,338	2,616,075
ServiceNow, Inc.*	24,727	17,469,378
Sprout Social, Inc., Class A*	44,766	2,750,423
Synopsys, Inc.*	1,002	515,940
Tyler Technologies, Inc.*	284	118,746
Varonis Systems, Inc.*	50,300	2,277,584
Workday, Inc., Class A*	17,382	4,798,475

		97,862,579

Technology Hardware, Storage & Peripherals (4.9%)
Apple, Inc.	160,984	30,994,249
Hewlett Packard Enterprise Co.	8,448	143,447
HP, Inc.	5,813	174,913
NetApp, Inc.	1,345	118,575
Seagate Technology Holdings plc	1,310	111,835
Western Digital Corp.*	2,199	115,162

		31,658,181

Total Information Technology		182,190,712

Materials (2.0%)
Chemicals (0.9%)
Air Products and Chemicals, Inc.	1,451	397,284
Albemarle Corp.	765	110,527
Ashland, Inc.	20,400	1,719,924
Celanese Corp.	664	103,166
CF Industries Holdings, Inc.	1,251	99,455
Corteva, Inc.	4,584	219,665
Dow, Inc.	4,711	258,351
DuPont de Nemours, Inc.	2,834	218,020
Eastman Chemical Co.	777	69,790
Ecolab, Inc.	1,688	334,815
FMC Corp.	881	55,547
International Flavors & Fragrances, Inc.	1,654	133,924
Linde plc	3,195	1,312,218
LyondellBasell Industries NV, Class A	1,690	160,685
Mosaic Co. (The)	2,065	73,783
PPG Industries, Inc.	1,547	231,354
Sherwin-Williams Co. (The)	1,552	484,069

		5,982,577

Construction Materials (0.8%)
Martin Marietta Materials, Inc.	414	206,549
Summit Materials, Inc., Class A*	124,597	4,792,000
Vulcan Materials Co.	890	202,039

		5,200,588

Containers & Packaging (0.1%)
Amcor plc	9,930	95,725
Avery Dennison Corp.	521	105,325
Ball Corp.	2,039	117,283
International Paper Co.	2,236	80,832
Packaging Corp. of America	574	93,510
Westrock Co.	1,655	68,716

		561,391

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.	9,400	400,158
Newmont Corp.	7,513	310,963
Nucor Corp.	1,608	279,856
Steel Dynamics, Inc.	1,029	121,525

		1,112,502

Total Materials		12,857,058

Real Estate (3.0%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	3,769	74,626
Ventas, Inc. (REIT)	2,626	130,880
Welltower, Inc. (REIT)	3,622	326,596

		532,102

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	4,567	88,920

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	6,088	811,530

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	1,053	133,489
Boston Properties, Inc. (REIT)	990	69,468

		202,957

Real Estate Management & Development (0.9%)
CBRE Group, Inc., Class A*	57,533	5,355,747
CoStar Group, Inc.*	2,718	237,526

		5,593,273

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	933	174,676
Camden Property Trust (REIT)	740	73,475
Equity Residential (REIT)	2,325	142,197
Essex Property Trust, Inc. (REIT)	427	105,871
Invitation Homes, Inc. (REIT)	3,712	126,616
Mid-America Apartment Communities, Inc. (REIT)	774	104,072
UDR, Inc. (REIT)	1,980	75,814

		802,721

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	454	46,785
Kimco Realty Corp. (REIT)	4,016	85,581
Realty Income Corp. (REIT)	4,749	272,687
Regency Centers Corp. (REIT)	1,052	70,484
Simon Property Group, Inc. (REIT)	2,134	304,394

		779,931

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)

Specialized REITs (1.6%)
American Tower Corp. (REIT)	3,072	$663,183
Crown Castle, Inc. (REIT)	2,838	326,909
Digital Realty Trust, Inc. (REIT)	2,028	272,928
Equinix, Inc. (REIT)	614	494,510
Extra Space Storage, Inc. (REIT)	1,385	222,057
Iron Mountain, Inc. (REIT)	1,947	136,251
Lamar Advertising Co. (REIT), Class A	16,470	1,750,432
Public Storage (REIT)	1,031	314,455
SBA Communications Corp. (REIT)	22,771	5,776,775
VICI Properties, Inc. (REIT), Class A	6,790	216,465
Weyerhaeuser Co. (REIT)	4,896	170,234

		10,344,199

Total Real Estate		19,155,633

Utilities (0.9%)
Electric Utilities (0.6%)
Alliant Energy Corp.	1,693	86,851
American Electric Power Co., Inc.	3,452	280,371
Constellation Energy Corp.	2,087	243,949
Duke Energy Corp.	5,062	491,217
Edison International	2,566	183,443
Entergy Corp.	1,398	141,464
Evergy, Inc.	1,537	80,231
Eversource Energy	2,287	141,154
Exelon Corp.	6,472	232,345
FirstEnergy Corp.	3,501	128,347
NextEra Energy, Inc.	13,559	823,574
NRG Energy, Inc.	1,539	79,566
PG&E Corp.	14,012	252,636
Pinnacle West Capital Corp.	762	54,742
PPL Corp.	4,717	127,831
Southern Co. (The)	7,170	502,760
Xcel Energy, Inc.	3,650	225,972

		4,076,453

Gas Utilities (0.0%)†
Atmos Energy Corp.	994	115,205

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	4,253	81,870

Multi-Utilities (0.3%)
Ameren Corp.	1,776	128,476
CenterPoint Energy, Inc.	4,250	121,422
CMS Energy Corp.	1,953	113,411
Consolidated Edison, Inc.	2,311	210,232
Dominion Energy, Inc.	5,445	255,915
DTE Energy Co.	1,333	146,977
NiSource, Inc.	2,744	72,853
Public Service Enterprise Group, Inc.	3,255	199,043
Sempra	4,112	307,290
WEC Energy Group, Inc.	2,114	177,935

		1,733,554

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,266	167,099

Total Utilities		6,174,181

Total Common Stocks (89.8%) (Cost $463,685,266)		581,183,888

PREFERRED STOCK:
Information Technology (0.0%)†
Software (0.0%)†
DataRobot, Inc. 0.000% (r)*	22,891	93,567

Total Preferred Stock (0.0%)† (Cost $300,833)		93,567

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bond (0.3%)
Communication Services (0.3%)
Entertainment (0.3%)
Live Nation Entertainment, Inc.
3.125%, 1/15/29(x)§	$1,955,000	2,220,098

Total Communication Services		2,220,098

Total Long-Term Debt Securities (0.3%) (Cost $2,047,544)		2,220,098

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (9.0%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	126,557	126,557
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	197,380	197,380
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,920,940	1,920,940
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	56,023,803	56,068,622

Total Investment Companies		58,313,499

Total Short-Term Investments (9.0%) (Cost $58,290,280)		58,313,499

Total Investments in Securities (99.1%) (Cost $524,323,923)		641,811,052
Other Assets Less Liabilities (0.9%)		5,711,253

Net Assets (100%)		$647,522,305

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $2,220,098 or 0.3% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $6,888,228. This was collateralized by $4,848,571 of various U.S. Government Treasury Securities, ranging from 0.250% -4.125%, maturing 12/31/24 -2/15/52 and by cash of $2,244,877 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	2,613	479,506	—	(54,214)	793	(21,462)	404,623	17,720	—
Capital Markets
BlackRock, Inc.	922	801,460	—	(142,604)	1,923	87,701	748,480	21,020	—

Total		1,280,966	—	(196,818)	2,716	66,239	1,153,103	38,740	—

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	259	3/2024	USD	62,419,000	2,166,582

					2,166,582

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$31,597,983	$—	$—	$31,597,983
Consumer Discretionary	61,891,375	—	—	61,891,375
Consumer Staples	49,861,097	—	—	49,861,097
Energy	23,516,487	—	—	23,516,487
Financials	49,940,318	—	—	49,940,318
Health Care	66,434,826	—	139,134	66,573,960
Industrials	77,183,850	—	241,234	77,425,084
Information Technology	181,762,052	—	428,660	182,190,712
Materials	12,857,058	—	—	12,857,058
Real Estate	19,155,633	—	—	19,155,633
Utilities	6,174,181	—	—	6,174,181
Convertible Bonds
Communication Services	—	2,220,098	—	2,220,098
Futures	2,166,582	—	—	2,166,582
Preferred Stock
Information Technology	—	—	93,567	93,567
Short-Term Investments
Investment Companies	58,313,499	—	—	58,313,499

Total Assets	$640,854,941	$2,220,098	$902,595	$643,977,634

Total Liabilities	$—	$—	$—	$—

Total	$640,854,941	$2,220,098	$902,595	$643,977,634

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,166,582	*

Total		$2,166,582

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Total
Equity contracts	$(594,534)	$111,937	$7,291,565	$6,808,968

Total	$(594,534)	$111,937	$7,291,565	$6,808,968

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,971,761	$3,971,761

Total	$3,971,761	$3,971,761

(1)	Included in Realized gain (loss) on investments in the Statement of Operations.

^ The Portfolio held futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$61,007,000

Options
Average value of option contracts purchased	$194,000
Average value of option contracts written	17,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$63,040,738
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$109,948,060

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 4%)*	Net Realized Gain (Loss)
$ 2,410,200	$4,465,614	$(297,554)

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,356,454
Aggregate gross unrealized depreciation	(30,421,332)

Net unrealized appreciation	$116,935,122

Federal income tax cost of investments in securities and derivative instruments, if applicable	$527,042,512

For the year ended December 31, 2023, the Portfolio incurred approximately $1,732 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $1,075,773)	$1,153,103
Unaffiliated Issuers (Cost $523,248,150)	640,657,949
Cash	4,277,738
Foreign cash (Cost $67)	69
Cash held as collateral at broker for futures	3,390,200
Receivable for securities sold	1,103,562
Dividends, interest and other receivables	670,822
Receivable for Portfolio shares sold	15,212
Securities lending income receivable	6,543
Other assets	2,011

Total assets	651,277,209

LIABILITIES
Payable for return of collateral on securities loaned	2,244,877
Payable for securities purchased	500,083
Investment management fees payable	336,382
Payable for Portfolio shares repurchased	275,193
Due to broker for futures variation margin	174,715
Administrative fees payable	70,753
Distribution fees payable – Class IB	47,265
Distribution fees payable – Class IA	3,566
Trustees’ fees payable	710
Accrued expenses	101,360

Total liabilities	3,754,904

Commitments and contingent liabilities^
NET ASSETS	$647,522,305

Net assets were comprised of:
Paid in capital	$613,921,962
Total distributable earnings (loss)	33,600,343

Net assets	$647,522,305

Class IA
Net asset value, offering and redemption price per share, $17,150,714 / 1,697,350 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.10

Class IB
Net asset value, offering and redemption price per share, $226,280,620 / 22,488,718 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.06

Class K
Net asset value, offering and redemption price per share, $404,090,971 / 40,218,760 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.05

(x)	Includes value of securities on loan of $6,888,228.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($38,740 of dividend income received from affiliates) (net of $3,980 foreign withholding tax)	$9,399,093
Interest	496,124
Securities lending (net)	24,766

Total income	9,919,983

EXPENSES
Investment management fees	4,340,599
Administrative fees	792,899
Distribution fees – Class IB	536,911
Custodian fees	89,100
Professional fees	77,877
Printing and mailing expenses	51,803
Distribution fees – Class IA	36,986
Trustees’ fees	22,295
Miscellaneous	12,895

Gross expenses	5,961,365
Less: Waiver from investment manager	(423,537)

Net expenses	5,537,828

NET INVESTMENT INCOME (LOSS)	4,382,155

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($2,716 realized gain (loss) from affiliates)	(14,442,474)
Futures contracts	7,291,565
Foreign currency transactions	(2,417)
Options written	111,937

Net realized gain (loss)	(7,041,389)

Change in unrealized appreciation (depreciation) on:
Investments in securities ($66,239 of change in unrealized appreciation (depreciation) from affiliates)	136,148,223
Futures contracts	3,971,761
Foreign currency translations	359

Net change in unrealized appreciation (depreciation)	140,120,343

NET REALIZED AND UNREALIZED GAIN (LOSS)	133,078,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$137,461,109

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,382,155	$3,588,715
Net realized gain (loss)	(7,041,389)	(51,519,122)
Net change in unrealized appreciation (depreciation)	140,120,343	(177,536,021)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	137,461,109	(225,466,428)

Distributions to shareholders:
Class IA	(93,686)	(91,499)
Class IB	(1,248,024)	(1,464,268)
Class K	(3,170,531)	(3,683,657)

Total distributions to shareholders	(4,512,241)	(5,239,424)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 270,298 and 371,446 shares, respectively ]	2,484,710	3,376,665
Capital shares issued in reinvestment of dividends and distributions [ 9,382 and 11,009 shares, respectively ]	93,686	91,499
Capital shares repurchased [ (204,208) and (337,619) shares , respectively]	(1,849,641)	(2,970,418)

Total Class IA transactions	728,755	497,746

Class IB
Capital shares sold [ 1,440,695 and 1,305,420 shares, respectively ]	13,209,279	11,984,879
Capital shares issued in reinvestment of dividends and distributions [ 125,528 and 177,002 shares, respectively ]	1,248,024	1,464,268
Capital shares repurchased [ (4,180,527) and (4,769,779) shares , respectively]	(37,822,703)	(42,526,403)

Total Class IB transactions	(23,365,400)	(29,077,256)

Class K
Capital shares sold [ 35,629 and 4,515,713 shares, respectively ]	322,248	38,572,516
Capital shares issued in reinvestment of dividends and distributions [ 319,029 and 443,412 shares, respectively ]	3,170,531	3,683,657
Capital shares repurchased [ (6,095,470) and (4,978,028) shares , respectively]	(55,927,703)	(44,054,788)

Total Class K transactions	(52,434,924)	(1,798,615)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(75,071,569)	(30,378,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	57,877,299	(261,083,977)
NET ASSETS:
Beginning of year	589,645,006	850,728,983

End of year	$647,522,305	$589,645,006

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.15	$11.26	$9.36	$7.34	$5.59

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.03	(0.02)	— #	0.02
Net realized and unrealized gain (loss)	1.96	(3.08)	2.37	2.62	1.85

Total from investment operations	2.01	(3.05)	2.35	2.62	1.87

Less distributions:
Dividends from net investment income	(0.06)	(0.03)	(0.05)	— #	(0.02)
Distributions from net realized gains	—	(0.03)	(0.40)	(0.60)	(0.10)

Total dividends and distributions	(0.06)	(0.06)	(0.45)	(0.60)	(0.12)

Net asset value, end of year	$10.10	$8.15	$11.26	$9.36	$7.34

Total return	24.62%	(27.12)%	25.19%	35.99%	33.66%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$17,151	$13,226	$17,754	$8,279	$4,700
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.12%	1.11%	1.11%	1.14%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.55%	0.39%	(0.17)%	0.03%	0.34%
Before waivers (f)	0.48%	0.33%	(0.24)%	(0.07)%	0.24%
Portfolio turnover rate^	11%	15%	17%	30%	19%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.12	$11.21	$9.33	$7.31	$5.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.03	(0.02)	— #	0.02
Net realized and unrealized gain (loss)	1.95	(3.06)	2.35	2.62	1.84

Total from investment operations	2.00	(3.03)	2.33	2.62	1.86

Less distributions:
Dividends from net investment income	(0.06)	(0.03)	(0.05)	— #	(0.02)
Distributions from net realized gains	—	(0.03)	(0.40)	(0.60)	(0.10)

Total dividends and distributions	(0.06)	(0.06)	(0.45)	(0.60)	(0.12)

Net asset value, end of year	$10.06	$8.12	$11.21	$9.33	$7.31

Total return	24.58%	(27.06)%	25.06%	36.15%	33.60%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$226,281	$203,847	$318,296	$273,952	$204,686
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.12%	1.11%	1.11%	1.14%	1.15%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.55%	0.38%	(0.19)%	0.03%	0.34%
Before waivers (f)	0.48%	0.32%	(0.26)%	(0.06)%	0.24%
Portfolio turnover rate^	11%	15%	17%	30%	19%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	Year Ended December 31, 2023	Year Ended December 31, 2022	October 26, 2021** to December 31, 2021
Net asset value, beginning of period	$8.11	$11.19	$11.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07	0.06	0.01 †
Net realized and unrealized gain (loss)	1.95	(3.06)	0.18

Total from investment operations	2.02	(3.00)	0.19

Less distributions:
Dividends from net investment income	(0.08)	(0.05)	(0.07)
Distributions from net realized gains	—	(0.03)	(0.23)

Total dividends and distributions	(0.08)	(0.08)	(0.30)

Net asset value, end of period	$10.05	$8.11	$11.19

Total return (b)	24.89%	(26.83)%	1.74%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$404,091	$372,573	$514,679
Ratio of expenses to average net assets:
After waivers (a)(f)	0.80%	0.80%	0.80%
Before waivers (a)(f)	0.87%	0.86%	0.84%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.80%	0.64%	0.33%
Before waivers (a)(f)	0.73%	0.58%	0.29%
Portfolio turnover rate^	11%	15%	17%
**	Resumed operations
#	Per share amount is less than $0.005.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	25.12%	14.45%	10.80%
Portfolio – Class IB Shares	25.13	14.45	10.79
Russell 3000® Index	25.96	15.16	11.48

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 25.13% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 3000® Index, which returned 25.96% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Technology, Consumer Discretionary, Communication Services, Industrials and Financials.

•	The stocks that contributed most to performance were Microsoft Corp., Apple, Inc., NVIDIA Corp., Amazon.com, Inc. and Meta Platforms, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Energy, Consumer Staples, Health Care and Real Estate.

•	The stocks that detracted most from performance were Pfizer, Inc., Chevron Corp., NextEra Energy, Inc., Johnson & Johnson and Bristol-Myers Squibb Co.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	27.0%
Financials	13.7
Health Care	12.5
Consumer Discretionary	10.9
Industrials	9.9
Communication Services	8.0
Consumer Staples	5.7
Energy	4.0
Real Estate	3.0
Materials	2.7
Utilities	2.3
Investment Companies	0.2
Cash and Other	0.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

EQ/COMMON STOCK INDEX PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,080.70	$3.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.79	3.46
Class IB
Actual	1,000.00	1,080.40	3.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.79	3.46

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.68% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.0%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	1,028,578	$17,259,539
Cogent Communications Holdings, Inc.	4,300	327,058
Frontier Communications Parent, Inc.*	37,900	960,386
Iridium Communications, Inc.	18,800	773,808
Lumen Technologies, Inc.*	161,457	295,466
Verizon Communications, Inc.	604,594	22,793,194

		42,409,451

Entertainment (1.3%)
AMC Entertainment Holdings, Inc., Class A*	9,439	57,767
Electronic Arts, Inc.	41,000	5,609,210
Liberty Media Corp.-Liberty Formula One, Class A*	3,795	220,034
Liberty Media Corp.-Liberty Formula One, Class C*	31,379	1,980,956
Liberty Media Corp.-Liberty Live, Class A*	361	13,195
Liberty Media Corp.-Liberty Live, Class C*	9,934	371,432
Live Nation Entertainment, Inc.*	25,200	2,358,720
Netflix, Inc.*	63,900	31,111,632
Playtika Holding Corp.*	34,142	297,718
ROBLOX Corp., Class A*	68,100	3,113,532
Roku, Inc.*	18,500	1,695,710
Spotify Technology SA*	21,860	4,107,713
Take-Two Interactive Software, Inc.*	25,011	4,025,520
TKO Group Holdings, Inc., Class A	6,600	538,428
Walt Disney Co. (The)*	262,739	23,722,704
Warner Bros Discovery, Inc.*	362,546	4,125,774

		83,350,045

Interactive Media & Services (5.1%)
Alphabet, Inc., Class A*	853,840	119,272,910
Alphabet, Inc., Class C*	730,700	102,977,551
Cargurus, Inc., Class A*	15,000	362,400
IAC, Inc.*	14,850	777,843
Match Group, Inc.*	44,698	1,631,477
Meta Platforms, Inc., Class A*	317,787	112,483,886
Pinterest, Inc., Class A*	90,600	3,355,824
TripAdvisor, Inc.*	17,100	368,163
Yelp, Inc., Class A*	8,100	383,454
Ziff Davis, Inc.*	3,800	255,322
ZoomInfo Technologies, Inc., Class A*	42,500	785,825

		342,654,655

Media (0.8%)
Cable One, Inc.	500	278,295
Charter Communications, Inc., Class A*	14,979	5,822,038
Comcast Corp., Class A	592,248	25,970,075
Fox Corp., Class A	38,308	1,136,598
Fox Corp., Class B	23,485	649,360
Interpublic Group of Cos., Inc. (The)	61,700	2,013,888
John Wiley & Sons, Inc., Class A	5,500	174,570
Liberty Broadband Corp., Class A*	2,900	233,856
Liberty Broadband Corp., Class C*	22,328	1,799,413
Liberty Media Corp.-Liberty SiriusXM*	34,365	989,025
Liberty Media Corp.-Liberty SiriusXM, Class A*	5,997	172,354
New York Times Co. (The), Class A	31,600	1,548,084
News Corp., Class A	66,861	1,641,437
News Corp., Class B	13,800	354,936
Nexstar Media Group, Inc., Class A	6,272	983,136
Omnicom Group, Inc.	33,700	2,915,387
Paramount Global, Class B (x)	95,316	1,409,724
TEGNA, Inc.	17,800	272,340
Trade Desk, Inc. (The), Class A*	68,760	4,947,970

		53,312,486

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	76,503	12,265,726

Total Communication Services		533,992,363

Consumer Discretionary (10.9%)
Automobile Components (0.2%)
Adient plc*	15,253	554,599
Aptiv plc*	43,900	3,938,708
BorgWarner, Inc.	35,360	1,267,656
Dana, Inc.	19,100	279,051
Dorman Products, Inc.*	2,600	216,866
Fox Factory Holding Corp.*	6,900	465,612
Gentex Corp.	38,800	1,267,208
Gentherm, Inc.*	400	20,944
Goodyear Tire & Rubber Co. (The)*	39,400	564,208
LCI Industries	3,100	389,701
Lear Corp.	10,600	1,496,826
Phinia, Inc.	7,072	214,211
QuantumScape Corp., Class A (x)*	33,400	232,130
Visteon Corp.*	4,100	512,090

		11,419,810

Automobiles (1.7%)
Ford Motor Co.	606,736	7,396,112
General Motors Co.	197,200	7,083,424
Harley-Davidson, Inc.	20,850	768,114
Lucid Group, Inc. (x)*	82,300	346,483
Rivian Automotive, Inc., Class A (x)*	95,884	2,249,439
Tesla, Inc.*	396,427	98,504,181
Thor Industries, Inc. (x)	10,700	1,265,275

		117,613,028

Broadline Retail (3.1%)
Amazon.com, Inc.*	1,294,460	196,680,253
Coupang, Inc., Class A*	161,600	2,616,304
Dillard’s, Inc., Class A (x)	1,200	484,380
eBay, Inc.	86,670	3,780,545
Etsy, Inc.*	20,900	1,693,945
Macy’s, Inc.	38,800	780,656
Nordstrom, Inc. (x)	19,800	365,310
Ollie’s Bargain Outlet Holdings, Inc.*	10,100	766,489

		207,167,882

Distributors (0.1%)
Genuine Parts Co.	21,500	2,977,750
LKQ Corp.	37,900	1,811,241
Pool Corp.	6,400	2,551,744

		7,340,735

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Diversified Consumer Services (0.1%)
ADT, Inc.	55,314	$377,241
Bright Horizons Family Solutions, Inc.*	12,000	1,130,880
Chegg, Inc.*	20,100	228,336
Coursera, Inc.*	13,100	253,747
Duolingo, Inc., Class A*	4,800	1,088,880
Graham Holdings Co., Class B	800	557,216
Grand Canyon Education, Inc.*	4,900	646,996
H&R Block, Inc.	25,450	1,231,017
Mister Car Wash, Inc. (x)*	23,900	206,496
Service Corp. International	23,900	1,635,955
Strategic Education, Inc.	2,600	240,162

		7,596,926

Hotels, Restaurants & Leisure (2.3%)
Airbnb, Inc., Class A*	58,000	7,896,120
Aramark	35,100	986,310
Booking Holdings, Inc.*	5,480	19,438,766
Boyd Gaming Corp.	15,000	939,150
Caesars Entertainment, Inc.*	33,000	1,547,040
Carnival Corp.*	141,160	2,617,106
Chipotle Mexican Grill, Inc.*	4,100	9,376,536
Choice Hotels International, Inc. (x)	2,500	283,250
Churchill Downs, Inc.	13,200	1,781,076
Cracker Barrel Old Country Store, Inc. (x)	3,500	269,780
Darden Restaurants, Inc.	18,750	3,080,625
Domino’s Pizza, Inc.	5,100	2,102,373
DoorDash, Inc., Class A*	44,498	4,400,407
DraftKings, Inc., Class A*	61,700	2,174,925
Expedia Group, Inc.*	23,787	3,610,629
Hilton Grand Vacations, Inc.*	11,340	455,641
Hilton Worldwide Holdings, Inc.	36,887	6,716,754
Hyatt Hotels Corp., Class A	7,100	925,911
International Game Technology plc	11,100	304,251
Las Vegas Sands Corp.	57,000	2,804,970
Life Time Group Holdings, Inc.*	9,700	146,276
Light & Wonder, Inc.*	15,800	1,297,338
Marriott International, Inc., Class A	37,205	8,390,100
Marriott Vacations Worldwide Corp.	1,971	167,318
McDonald’s Corp.	105,521	31,288,032
MGM Resorts International*	50,200	2,242,936
Norwegian Cruise Line Holdings Ltd.*	55,300	1,108,212
Papa John’s International, Inc.	5,200	396,396
Penn Entertainment, Inc.*	22,000	572,440
Planet Fitness, Inc., Class A*	12,600	919,800
Red Rock Resorts, Inc., Class A	10,100	538,633
Royal Caribbean Cruises Ltd.*	33,350	4,318,491
Sabre Corp.*	48,600	213,840
SeaWorld Entertainment, Inc.*	7,200	380,376
Starbucks Corp.	165,300	15,870,453
Texas Roadhouse, Inc., Class A	11,500	1,405,645
Travel + Leisure Co.	5,470	213,822
Vail Resorts, Inc.	6,500	1,387,555
Wendy’s Co. (The)	25,900	504,532
Wingstop, Inc.	5,500	1,411,190
Wyndham Hotels & Resorts, Inc.	14,570	1,171,574
Wynn Resorts Ltd.	15,800	1,439,538
Yum! Brands, Inc.	41,940	5,479,880

		152,575,997

Household Durables (0.6%)
DR Horton, Inc.	47,300	7,188,654
Garmin Ltd.	26,100	3,354,894
Helen of Troy Ltd.*	1,700	205,377
Installed Building Products, Inc.	2,700	493,614
KB Home	18,600	1,161,756
Leggett & Platt, Inc.	10,100	264,317
Lennar Corp., Class A	39,089	5,825,825
Lennar Corp., Class B	600	80,430
LGI Homes, Inc.*	3,600	479,376
M.D.C. Holdings, Inc.	10,712	591,838
Meritage Homes Corp.	5,500	958,100
Mohawk Industries, Inc.*	11,400	1,179,900
Newell Brands, Inc.	23,490	203,893
NVR, Inc.*	500	3,500,225
PulteGroup, Inc.	36,600	3,777,852
Skyline Champion Corp.*	3,900	289,614
Sonos, Inc.*	13,700	234,818
Taylor Morrison Home Corp., Class A*	14,900	794,915
Tempur Sealy International, Inc.	25,500	1,299,735
Toll Brothers, Inc.	20,800	2,138,032
TopBuild Corp.*	4,711	1,763,139
Tri Pointe Homes, Inc.*	12,800	453,120
Whirlpool Corp.	11,020	1,341,905

		37,581,329

Leisure Products (0.1%)
Acushnet Holdings Corp.	3,700	233,729
Brunswick Corp.	14,900	1,441,575
Hasbro, Inc.	22,600	1,153,956
Mattel, Inc.*	54,800	1,034,624
Peloton Interactive, Inc., Class A*	44,903	273,459
Polaris, Inc.	7,900	748,683
Topgolf Callaway Brands Corp.*	16,300	233,742
YETI Holdings, Inc.*	12,900	667,962

		5,787,730

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A*	6,900	608,718
Academy Sports & Outdoors, Inc.	12,400	818,400
Asbury Automotive Group, Inc.*	3,300	742,401
AutoNation, Inc.*	6,500	976,170
AutoZone, Inc.*	2,690	6,955,291
Bath & Body Works, Inc.	41,190	1,777,760
Best Buy Co., Inc.	31,110	2,435,291
Burlington Stores, Inc.*	10,000	1,944,800
CarMax, Inc.*	26,850	2,060,469
Carvana Co. (x)*	12,800	677,632
Dick’s Sporting Goods, Inc.	8,300	1,219,685
Five Below, Inc.*	8,200	1,747,912
Floor & Decor Holdings, Inc., Class A*	16,700	1,863,052
Foot Locker, Inc.	12,100	376,915
GameStop Corp., Class A (x)*	39,200	687,176
Gap, Inc. (The)	32,090	671,002
Group 1 Automotive, Inc.	1,900	579,006
Home Depot, Inc. (The)	145,540	50,436,887
Lithia Motors, Inc., Class A	4,300	1,415,904
Lowe’s Cos., Inc.	84,863	18,886,261
Monro, Inc. (x)	5,300	155,502
Murphy USA, Inc.	3,855	1,374,539

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
O’Reilly Automotive, Inc.*	9,050	$8,598,224
RH*	2,769	807,108
Ross Stores, Inc.	51,720	7,157,531
Signet Jewelers Ltd.	6,300	675,738
TJX Cos., Inc. (The)	167,700	15,731,937
Tractor Supply Co.	16,700	3,591,001
Ulta Beauty, Inc.*	8,300	4,066,917
Upbound Group, Inc.	9,600	326,112
Valvoline, Inc.*	29,388	1,104,401
Victoria’s Secret & Co.*	13,730	364,394
Wayfair, Inc., Class A*	11,600	715,720
Williams-Sonoma, Inc.	9,500	1,916,910

		143,466,766

Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings Ltd.*	25,200	1,266,048
Carter’s, Inc.	4,180	313,040
Columbia Sportswear Co.	5,200	413,608
Crocs, Inc.*	9,300	868,713
Deckers Outdoor Corp.*	3,900	2,606,877
Lululemon Athletica, Inc.*	16,000	8,180,640
NIKE, Inc., Class B	170,820	18,545,927
PVH Corp.	11,881	1,450,908
Ralph Lauren Corp.	6,470	932,974
Skechers USA, Inc., Class A*	20,300	1,265,502
Tapestry, Inc.	41,827	1,539,652
Under Armour, Inc., Class A*	44,900	394,671
VF Corp.	60,000	1,128,000

		38,906,560

Total Consumer Discretionary		729,456,763

Consumer Staples (5.7%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	100	34,559
Brown-Forman Corp., Class A	10,900	649,531
Brown-Forman Corp., Class B	33,475	1,911,422
Celsius Holdings, Inc.*	24,900	1,357,548
Coca-Cola Co. (The)	563,740	33,221,198
Constellation Brands, Inc., Class A	24,000	5,802,000
Duckhorn Portfolio, Inc. (The)*	4,000	39,400
Keurig Dr Pepper, Inc.	132,810	4,425,229
Molson Coors Beverage Co., Class B	30,150	1,845,482
Monster Beverage Corp.*	110,200	6,348,622
National Beverage Corp.*	2,700	134,244
PepsiCo, Inc.	199,390	33,864,398
Primo Water Corp.	1,000	15,050

		89,648,683

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	61,400	1,412,200
BJ’s Wholesale Club Holdings, Inc.*	20,700	1,379,862
Casey’s General Stores, Inc.	7,100	1,950,654
Costco Wholesale Corp.	63,650	42,014,092
Dollar General Corp.	32,300	4,391,185
Dollar Tree, Inc.*	32,523	4,619,892
Grocery Outlet Holding Corp.*	2,200	59,312
Kroger Co. (The)	101,520	4,640,479
Performance Food Group Co.*	23,132	1,599,578
PriceSmart, Inc.	1,200	90,936
Sprouts Farmers Market, Inc.*	16,300	784,193
Sysco Corp.	78,650	5,751,675
Target Corp.	67,860	9,664,621
United Natural Foods, Inc.*	2,700	43,821
US Foods Holding Corp.*	30,600	1,389,546
Walgreens Boots Alliance, Inc.	114,980	3,002,128
Walmart, Inc.	207,920	32,778,588

		115,572,762

Food Products (0.9%)
Archer-Daniels-Midland Co.	80,060	5,781,933
Beyond Meat, Inc. (x)*	9,000	80,100
Bunge Global SA	22,080	2,228,976
Campbell Soup Co.	31,300	1,353,099
Conagra Brands, Inc.	77,592	2,223,787
Darling Ingredients, Inc.*	28,800	1,435,392
Flowers Foods, Inc.	28,800	648,288
Freshpet, Inc.*	6,200	537,912
General Mills, Inc.	85,000	5,536,900
Hain Celestial Group, Inc. (The)*	4,600	50,370
Hershey Co. (The)	21,950	4,092,358
Hormel Foods Corp.	44,500	1,428,895
Ingredion, Inc.	12,200	1,324,066
J & J Snack Foods Corp.	500	83,570
J M Smucker Co. (The)	17,503	2,212,029
Kellanova	39,100	2,186,081
Kraft Heinz Co. (The)	118,536	4,383,461
Lamb Weston Holdings, Inc.	22,050	2,383,384
Lancaster Colony Corp.	2,800	465,892
McCormick & Co., Inc. (Non-Voting)	39,700	2,716,274
Mondelez International, Inc., Class A	198,010	14,341,864
Post Holdings, Inc.*	9,400	827,764
Simply Good Foods Co. (The)*	1,300	51,480
TreeHouse Foods, Inc.*	500	20,725
Tyson Foods, Inc., Class A	48,700	2,617,625
WK Kellogg Co.	9,775	128,444

		59,140,669

Household Products (1.1%)
Church & Dwight Co., Inc.	39,100	3,697,296
Clorox Co. (The)	19,950	2,844,671
Colgate-Palmolive Co.	121,120	9,654,475
Kimberly-Clark Corp.	49,000	5,953,990
Procter & Gamble Co. (The)	338,245	49,566,422
Reynolds Consumer Products, Inc.	2,543	68,254

		71,785,108

Personal Care Products (0.2%)
BellRing Brands, Inc.*	19,717	1,092,913
Coty, Inc., Class A*	53,200	660,744
e.l.f. Beauty, Inc.*	7,400	1,068,116
Estee Lauder Cos., Inc. (The), Class A	34,800	5,089,500
Inter Parfums, Inc.	500	72,005
Kenvue, Inc.	250,956	5,403,083
Nu Skin Enterprises, Inc., Class A	4,100	79,622
Olaplex Holdings, Inc.*	19,600	49,784

		13,515,767

Tobacco (0.5%)
Altria Group, Inc.	256,590	10,350,841
Philip Morris International, Inc.	222,930	20,973,254

		31,324,095

Total Consumer Staples		380,987,084

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Energy (4.0%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	143,384	$4,900,865
Cactus, Inc., Class A	10,400	472,160
ChampionX Corp.	31,995	934,574
Dril-Quip, Inc.*	3,100	72,137
Expro Group Holdings NV*	3,683	58,633
Halliburton Co.	141,130	5,101,850
Helmerich & Payne, Inc.	16,200	586,764
Liberty Energy, Inc., Class A	21,863	396,595
Noble Corp. plc	13,200	635,712
NOV, Inc.	59,880	1,214,367
Oceaneering International, Inc.*	14,000	297,920
Patterson-UTI Energy, Inc.	51,000	550,800
Schlumberger NV	214,255	11,149,830
TechnipFMC plc	64,700	1,303,058
Valaris Ltd.*	9,900	678,843
Weatherford International plc*	7,900	772,857

		29,126,965

Oil, Gas & Consumable Fuels (3.6%)
Antero Midstream Corp.	54,300	680,379
Antero Resources Corp.*	51,000	1,156,680
APA Corp.	45,380	1,628,235
California Resources Corp.	8,300	453,844
Callon Petroleum Co. (x)*	10,300	333,720
Cheniere Energy, Inc.	35,800	6,111,418
Chesapeake Energy Corp. (x)	19,700	1,515,718
Chevron Corp.	257,640	38,429,582
Chord Energy Corp.	7,345	1,220,959
Civitas Resources, Inc.	12,000	820,560
Clean Energy Fuels Corp.*	52,500	201,075
CNX Resources Corp.*	26,300	526,000
Comstock Resources, Inc. (x)	36,500	323,025
ConocoPhillips	177,712	20,627,032
Coterra Energy, Inc.	110,235	2,813,197
Devon Energy Corp.	101,194	4,584,088
Diamondback Energy, Inc.	27,041	4,193,518
DT Midstream, Inc.	17,200	942,560
EOG Resources, Inc.	85,600	10,353,320
EQT Corp.	57,000	2,203,620
Equitrans Midstream Corp.	42,801	435,714
Excelerate Energy, Inc., Class A	7,400	114,404
Exxon Mobil Corp.#	585,869	58,575,183
Golar LNG Ltd.	11,300	259,787
Hess Corp.	40,720	5,870,195
HF Sinclair Corp.	23,686	1,316,231
HighPeak Energy, Inc. (x)	4,100	58,384
Kinder Morgan, Inc.	308,071	5,434,373
Kosmos Energy Ltd.*	91,800	615,978
Magnolia Oil & Gas Corp., Class A	28,400	604,636
Marathon Oil Corp.	90,490	2,186,238
Marathon Petroleum Corp.	61,333	9,099,364
Matador Resources Co.	18,200	1,034,852
Murphy Oil Corp.	24,100	1,028,106
New Fortress Energy, Inc. (x)	6,893	260,073
Northern Oil and Gas, Inc.	4,100	151,987
Occidental Petroleum Corp.	102,935	6,146,249
ONEOK, Inc.	68,413	4,803,961
Ovintiv, Inc.	45,700	2,007,144
PBF Energy, Inc., Class A	14,700	646,212
Peabody Energy Corp.	14,200	345,344
Permian Resources Corp.	48,100	654,160
Phillips 66	69,888	9,304,888
Pioneer Natural Resources Co.	34,322	7,718,331
Range Resources Corp.	38,900	1,184,116
Scorpio Tankers, Inc.	10,200	620,160
SM Energy Co.	19,000	735,680
Southwestern Energy Co.*	159,700	1,046,035
Targa Resources Corp.	35,900	3,118,633
Texas Pacific Land Corp.	1,000	1,572,450
Valero Energy Corp.	53,230	6,919,900
Williams Cos., Inc. (The)	177,279	6,174,628
World Kinect Corp.	10,700	243,746

		239,405,672

Total Energy		268,532,637

Financials (13.7%)
Banks (3.5%)
Ameris Bancorp	10,700	567,635
Axos Financial, Inc.*	8,300	453,180
Banc of California, Inc. (x)	13,266	178,162
BancFirst Corp.	3,600	350,388
Bank of America Corp.	1,000,746	33,695,118
Bank of Hawaii Corp. (x)	7,400	536,204
Bank of NT Butterfield & Son Ltd. (The)	900	28,809
Bank OZK	17,300	862,059
BankUnited, Inc.	15,200	492,936
Banner Corp.	1,100	58,916
Berkshire Hills Bancorp, Inc.	300	7,449
BOK Financial Corp.	4,050	346,882
Brookline Bancorp, Inc.	10,900	118,919
Cadence Bank	29,750	880,302
Capitol Federal Financial, Inc.	9,386	60,540
Cathay General Bancorp	12,130	540,634
Citigroup, Inc.	281,484	14,479,537
Citizens Financial Group, Inc.	79,178	2,623,959
City Holding Co.	2,130	234,854
Columbia Banking System, Inc.	42,826	1,142,598
Columbia Financial, Inc.*	6,800	131,104
Comerica, Inc.	23,900	1,333,859
Commerce Bancshares, Inc.	18,473	986,643
Community Bank System, Inc.	7,000	364,770
Cullen/Frost Bankers, Inc.	12,200	1,323,578
CVB Financial Corp.	20,700	417,933
Dime Community Bancshares, Inc.	3,097	83,402
East West Bancorp, Inc.	24,200	1,741,190
Eastern Bankshares, Inc.	32,000	454,400
Enterprise Financial Services Corp.	100	4,465
FB Financial Corp.	600	23,910
Fifth Third Bancorp	109,145	3,764,411
First Bancorp	24,700	406,315
First Busey Corp.	3,633	90,171
First Citizens BancShares, Inc., Class A	1,572	2,230,621
First Commonwealth Financial Corp.	3,500	54,040
First Financial Bancorp	11,100	263,625
First Financial Bankshares, Inc.	18,000	545,400
First Financial Corp.	6,400	275,392
First Hawaiian, Inc.	21,800	498,348
First Horizon Corp.	92,350	1,307,676
First Interstate BancSystem, Inc., Class A	10,696	328,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
First Merchants Corp.	6,900	$255,852
FNB Corp.	46,456	639,699
Fulton Financial Corp.	28,500	469,110
Glacier Bancorp, Inc. (x)	20,100	830,532
Hancock Whitney Corp.	8,124	394,745
Heartland Financial USA, Inc.	800	30,088
Hilltop Holdings, Inc.	8,700	306,327
Home BancShares, Inc.	27,800	704,174
HomeStreet, Inc.	900	9,270
Hope Bancorp, Inc.	3,383	40,867
Huntington Bancshares, Inc.	238,224	3,030,209
Independent Bank Corp.	5,000	329,050
Independent Bank Group, Inc.	4,700	239,136
International Bancshares Corp.	6,800	369,376
JPMorgan Chase & Co.	417,825	71,072,033
Kearny Financial Corp.	13,932	124,970
KeyCorp	147,802	2,128,349
Lakeland Financial Corp.	1,000	65,160
Live Oak Bancshares, Inc.	5,300	241,150
M&T Bank Corp.	27,512	3,771,345
NBT Bancorp, Inc.	4,800	201,168
New York Community Bancorp, Inc.	118,186	1,209,043
NU Holdings Ltd., Class A*	340,200	2,833,866
OceanFirst Financial Corp.	3,200	55,552
Old National Bancorp	46,300	782,007
Pacific Premier Bancorp, Inc.	14,300	416,273
Park National Corp.	700	93,002
Pinnacle Financial Partners, Inc.	16,056	1,400,404
PNC Financial Services Group, Inc. (The)	60,618	9,386,697
Popular, Inc.	14,350	1,177,705
Prosperity Bancshares, Inc.	13,412	908,395
Regions Financial Corp.	144,700	2,804,286
Renasant Corp.	300	10,104
S&T Bancorp, Inc.	6,200	207,204
ServisFirst Bancshares, Inc.	8,100	539,703
Simmons First National Corp., Class A	13,500	267,840
SouthState Corp.	12,098	1,021,676
Synovus Financial Corp.	23,113	870,204
Texas Capital Bancshares, Inc.*	9,000	581,670
TFS Financial Corp.	20,000	293,800
Tompkins Financial Corp.	3,539	213,154
Towne Bank	8,479	252,335
Truist Financial Corp.	193,060	7,127,775
Trustmark Corp.	3,850	107,338
UMB Financial Corp.	4,900	409,395
United Bankshares, Inc.	20,400	766,020
United Community Banks, Inc.	10,000	292,600
US Bancorp	226,190	9,789,503
Valley National Bancorp	46,100	500,646
WaFd, Inc.	7,500	247,200
Webster Financial Corp.	34,188	1,735,383
Wells Fargo & Co.	531,173	26,144,335
WesBanco, Inc.	6,400	200,768
Westamerica Bancorp	1,600	90,256
Western Alliance Bancorp	20,800	1,368,432
Wintrust Financial Corp.	11,500	1,066,625
WSFS Financial Corp.	8,990	412,911
Zions Bancorp NA	28,300	1,241,521

		236,367,474

Capital Markets (3.2%)
Affiliated Managers Group, Inc.	8,140	1,232,559
Ameriprise Financial, Inc.	16,460	6,252,002
Ares Management Corp., Class A	22,481	2,673,441
Artisan Partners Asset Management, Inc., Class A	6,005	265,301
Bank of New York Mellon Corp. (The)	116,650	6,071,632
BlackRock, Inc.	21,363	17,342,483
Blackstone, Inc.	102,700	13,445,484
Blue Owl Capital, Inc., Class A	62,400	929,760
Brightsphere Investment Group, Inc.	4,900	93,884
Carlyle Group, Inc. (The) (x)	32,000	1,302,080
Cboe Global Markets, Inc.	17,600	3,142,656
Charles Schwab Corp. (The)	218,775	15,051,720
CME Group, Inc.	52,565	11,070,189
Cohen & Steers, Inc.	5,200	393,796
Coinbase Global, Inc., Class A*	24,000	4,174,080
Evercore, Inc., Class A	7,000	1,197,350
FactSet Research Systems, Inc.	6,200	2,957,710
Franklin Resources, Inc.	54,890	1,635,173
Goldman Sachs Group, Inc. (The)	47,700	18,401,229
Hamilton Lane, Inc., Class A	2,700	306,288
Houlihan Lokey, Inc., Class A	6,600	791,406
Interactive Brokers Group, Inc., Class A	14,040	1,163,916
Intercontinental Exchange, Inc.	83,716	10,751,646
Invesco Ltd.	66,200	1,181,008
Janus Henderson Group plc	18,600	560,790
Jefferies Financial Group, Inc.	35,588	1,438,111
KKR & Co., Inc.	95,291	7,894,859
Lazard Ltd., Class A	12,500	435,000
LPL Financial Holdings, Inc.	12,900	2,936,298
MarketAxess Holdings, Inc.	5,660	1,657,531
Moelis & Co., Class A	5,900	331,167
Moody’s Corp.	23,950	9,353,912
Morgan Stanley	177,487	16,550,663
Morningstar, Inc.	3,200	915,968
MSCI, Inc.	11,134	6,297,947
Nasdaq, Inc.	52,300	3,040,722
Northern Trust Corp.	33,350	2,814,073
Piper Sandler Cos.	1,800	314,766
Raymond James Financial, Inc.	30,000	3,345,000
Robinhood Markets, Inc., Class A*	86,000	1,095,640
S&P Global, Inc.	46,434	20,455,106
SEI Investments Co.	16,150	1,026,333
State Street Corp.	49,250	3,814,905
StepStone Group, Inc., Class A	7,000	222,810
Stifel Financial Corp.	15,508	1,072,378
T. Rowe Price Group, Inc.	36,280	3,906,993
Tradeweb Markets, Inc., Class A	15,000	1,363,200
Virtu Financial, Inc., Class A	15,500	314,030
XP, Inc., Class A	49,000	1,277,430

		214,262,425

Consumer Finance (0.5%)
Ally Financial, Inc.	53,469	1,867,138
American Express Co.	85,656	16,046,795
Capital One Financial Corp.	55,970	7,338,786
Discover Financial Services	37,370	4,200,388
FirstCash Holdings, Inc.	7,272	788,212
Navient Corp.	25,584	476,374

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Nelnet, Inc., Class A	4,000	$352,880
OneMain Holdings, Inc.	17,900	880,680
SLM Corp.	18,284	349,590
SoFi Technologies, Inc. (x)*	123,000	1,223,850
Synchrony Financial	68,052	2,598,906
Upstart Holdings, Inc. (x)*	15,900	649,674

		36,773,273

Financial Services (4.1%)
Affirm Holdings, Inc., Class A (x)*	27,200	1,336,608
Apollo Global Management, Inc.	76,986	7,174,325
Berkshire Hathaway, Inc., Class B*	263,136	93,850,086
Block, Inc., Class A*	80,124	6,197,591
Corebridge Financial, Inc.	27,800	602,148
Enact Holdings, Inc.	10,900	314,901
Essent Group Ltd.	17,600	928,224
Euronet Worldwide, Inc.*	10,000	1,014,900
Evertec, Inc.	6,000	245,640
Fidelity National Information Services, Inc.	89,869	5,398,431
Fiserv, Inc.*	89,602	11,902,730
FleetCor Technologies, Inc.*	10,500	2,967,405
Flywire Corp.*	14,600	337,990
Global Payments, Inc.	38,276	4,861,052
Jack Henry & Associates, Inc.	11,430	1,867,776
Jackson Financial, Inc., Class A	11,800	604,160
Marqeta, Inc., Class A*	66,800	466,264
Mastercard, Inc., Class A	120,500	51,394,455
MGIC Investment Corp.	42,500	819,825
Mr Cooper Group, Inc.*	10,400	677,248
NCR Atleos Corp.*	7,600	184,604
PayPal Holdings, Inc.*	164,553	10,105,200
Paysafe Ltd.*	4,317	55,215
PennyMac Financial Services, Inc.	6,033	533,136
Radian Group, Inc.	26,500	756,575
Remitly Global, Inc.*	12,900	250,518
Rocket Cos., Inc., Class A (x)*	32,900	476,392
Shift4 Payments, Inc., Class A (x)*	7,800	579,852
StoneCo Ltd., Class A*	41,000	739,230
Toast, Inc., Class A*	52,200	953,172
Visa, Inc., Class A	232,712	60,586,569
Voya Financial, Inc.	14,900	1,087,104
Walker & Dunlop, Inc.	3,700	410,737
Western Union Co. (The)	59,560	709,955
WEX, Inc.*	7,600	1,478,580

		271,868,598

Insurance (2.3%)
Aflac, Inc.	87,100	7,185,750
Allstate Corp. (The)	40,040	5,604,799
American Equity Investment Life Holding Co.*	7,400	412,920
American Financial Group, Inc.	12,030	1,430,247
American International Group, Inc.	107,436	7,278,789
Aon plc, Class A	29,419	8,561,517
Arch Capital Group Ltd.*	53,900	4,003,153
Arthur J Gallagher & Co.	31,800	7,151,184
Assurant, Inc.	9,000	1,516,410
Assured Guaranty Ltd.	7,800	583,674
Axis Capital Holdings Ltd.	17,270	956,240
Brighthouse Financial, Inc.*	9,332	493,849
Brown & Brown, Inc.	39,900	2,837,289
BRP Group, Inc., Class A*	1,400	33,628
Chubb Ltd.	60,351	13,639,326
Cincinnati Financial Corp.	24,720	2,557,531
CNA Financial Corp.	6,900	291,939
CNO Financial Group, Inc.	14,100	393,390
Employers Holdings, Inc.	600	23,640
Enstar Group Ltd.*	1,400	412,090
Everest Group Ltd.	6,100	2,156,838
F&G Annuities & Life, Inc.	7,736	355,856
Fidelity National Financial, Inc.	43,180	2,203,044
First American Financial Corp.	17,600	1,134,144
Genworth Financial, Inc., Class A*	71,100	474,948
Globe Life, Inc.	15,905	1,935,957
Hanover Insurance Group, Inc. (The)	6,190	751,590
Hartford Financial Services Group, Inc. (The)	47,810	3,842,968
Kemper Corp.	8,682	422,553
Kinsale Capital Group, Inc.	3,800	1,272,658
Lincoln National Corp.	30,350	818,539
Loews Corp.	33,092	2,302,872
Markel Group, Inc.*	2,160	3,066,984
Marsh & McLennan Cos., Inc.	71,150	13,480,790
MBIA, Inc. (x)	3,100	18,972
MetLife, Inc.	95,460	6,312,770
Old Republic International Corp.	47,894	1,408,084
Palomar Holdings, Inc.*	400	22,200
Primerica, Inc.	5,900	1,213,984
Principal Financial Group, Inc.	37,700	2,965,859
ProAssurance Corp.	600	8,274
Progressive Corp. (The)	84,600	13,475,088
Prudential Financial, Inc.	54,131	5,613,926
Reinsurance Group of America, Inc.	12,610	2,040,046
RenaissanceRe Holdings Ltd.	6,560	1,285,760
RLI Corp.	8,880	1,182,106
Ryan Specialty Holdings, Inc., Class A*	12,600	542,052
Selective Insurance Group, Inc.	8,800	875,424
SiriusPoint Ltd.*	4,700	54,520
Travelers Cos., Inc. (The)	33,370	6,356,651
Trupanion, Inc. (x)*	6,900	210,519
Unum Group	32,000	1,447,040
W R Berkley Corp.	33,600	2,376,192
White Mountains Insurance Group Ltd.	500	752,505
Willis Towers Watson plc	15,100	3,642,120

		151,391,198

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	103,900	1,019,259
Annaly Capital Management, Inc. (REIT)	69,288	1,342,108
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,900	34,046
Arbor Realty Trust, Inc. (REIT) (x)	34,900	529,782
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	21,000	446,670
Chimera Investment Corp. (REIT)	11,440	57,086
Claros Mortgage Trust, Inc. (REIT)	5,600	76,328
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	12,700	350,266

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Rithm Capital Corp. (REIT)	66,550	$710,754
Starwood Property Trust, Inc. (REIT) (x)	57,200	1,202,344

		5,768,643

Total Financials		916,431,611

Health Care (12.5%)
Biotechnology (2.3%)
AbbVie, Inc.	257,030	39,831,939
Agios Pharmaceuticals, Inc.*	8,400	187,068
Akero Therapeutics, Inc.*	6,600	154,110
Alector, Inc.*	1,800	14,364
Alkermes plc*	25,200	699,048
Allogene Therapeutics, Inc. (x)*	24,600	78,966
Allovir, Inc. (x)*	1,600	1,088
Alnylam Pharmaceuticals, Inc.*	20,100	3,847,341
ALX Oncology Holdings, Inc. (x)*	2,700	40,203
Amgen, Inc.	77,768	22,398,739
Amicus Therapeutics, Inc.*	26,600	377,454
AnaptysBio, Inc.*	6,600	141,372
Anavex Life Sciences Corp. (x)*	23,900	222,509
Apellis Pharmaceuticals, Inc.*	14,000	838,040
Arcturus Therapeutics Holdings, Inc.*	400	12,612
Arcus Biosciences, Inc.*	14,800	282,680
Arrowhead Pharmaceuticals, Inc.*	9,700	296,820
Beam Therapeutics, Inc. (x)*	7,300	198,706
BioCryst Pharmaceuticals, Inc.*	35,300	211,447
Biogen, Inc.*	22,560	5,837,851
Biohaven Ltd.*	4,800	205,440
BioMarin Pharmaceutical, Inc.*	28,200	2,719,044
Blueprint Medicines Corp.*	8,700	802,488
Bridgebio Pharma, Inc. (x)*	16,344	659,807
CareDx, Inc.*	4,800	57,600
Cerevel Therapeutics Holdings, Inc.*	12,800	542,720
Cytokinetics, Inc.*	12,600	1,051,974
Denali Therapeutics, Inc.*	14,300	306,878
Editas Medicine, Inc.*	11,500	116,495
Emergent BioSolutions, Inc.*	8,400	20,160
Exact Sciences Corp.*	26,700	1,975,266
Exelixis, Inc.*	63,800	1,530,562
Fate Therapeutics, Inc.*	12,600	47,124
FibroGen, Inc.*	7,200	6,381
Gilead Sciences, Inc.	184,491	14,945,616
Halozyme Therapeutics, Inc.*	17,900	661,584
IGM Biosciences, Inc. (x)*	600	4,986
ImmunityBio, Inc. (x)*	29,500	148,090
ImmunoGen, Inc.*	32,100	951,765
Immunovant, Inc. (x)*	11,400	480,282
Incyte Corp.*	27,700	1,739,283
Insmed, Inc.*	16,100	498,939
Intellia Therapeutics, Inc.*	10,500	320,145
Ionis Pharmaceuticals, Inc.*	24,800	1,254,632
Iovance Biotherapeutics, Inc.*	25,100	204,063
Ironwood Pharmaceuticals, Inc., Class A*	4,000	45,760
Karuna Therapeutics, Inc.*	4,500	1,424,295
Karyopharm Therapeutics, Inc. (x)*	32,000	27,680
Kodiak Sciences, Inc.*	3,500	10,640
Krystal Biotech, Inc.*	2,100	260,526
Kura Oncology, Inc. (x)*	12,500	179,750
Kymera Therapeutics, Inc.*	6,500	165,490
MacroGenics, Inc.*	6,700	64,454
Mersana Therapeutics, Inc.*	20,500	47,560
Mirati Therapeutics, Inc.*	7,300	428,875
Moderna, Inc.*	50,317	5,004,026
Morphic Holding, Inc.*	5,600	161,728
Mural Oncology plc*	2,520	14,919
Myriad Genetics, Inc.*	11,500	220,110
Natera, Inc.*	13,400	839,376
Neurocrine Biosciences, Inc.*	14,500	1,910,520
Nkarta, Inc. (x)*	800	5,280
Novavax, Inc. (x)*	12,200	58,560
Nuvalent, Inc., Class A*	3,000	220,770
Organogenesis Holdings, Inc., Class A*	25,100	102,659
PDL BioPharma, Inc. (r)*	46,000	—
Prothena Corp. plc*	3,300	119,922
PTC Therapeutics, Inc.*	8,000	220,480
Recursion Pharmaceuticals, Inc., Class A*	1,000	9,860
Regeneron Pharmaceuticals, Inc.*	15,500	13,613,495
REGENXBIO, Inc.*	7,400	132,830
Relay Therapeutics, Inc.*	22,001	242,231
Replimune Group, Inc.*	1,100	9,273
REVOLUTION Medicines, Inc.*	12,324	353,452
Rocket Pharmaceuticals, Inc.*	8,900	266,733
Roivant Sciences Ltd.*	31,600	354,868
Sage Therapeutics, Inc.*	8,600	186,362
Sana Biotechnology, Inc. (x)*	14,595	59,548
Sangamo Therapeutics, Inc.*	29,200	15,864
Sarepta Therapeutics, Inc.*	12,700	1,224,661
SpringWorks Therapeutics, Inc.*	5,000	182,500
Stoke Therapeutics, Inc. (x)*	500	2,630
TG Therapeutics, Inc. (x)*	20,700	353,556
Twist Bioscience Corp.*	6,900	254,334
Ultragenyx Pharmaceutical, Inc.*	6,500	310,830
United Therapeutics Corp.*	7,100	1,561,219
Vaxcyte, Inc.*	10,800	678,240
Veracyte, Inc.*	14,100	387,891
Vericel Corp.*	3,600	128,196
Vertex Pharmaceuticals, Inc.*	38,100	15,502,509
Viking Therapeutics, Inc.*	23,500	437,335
Vir Biotechnology, Inc.*	10,700	107,642
Xencor, Inc.*	8,900	188,947
Y-mAbs Therapeutics, Inc.*	200	1,364
Zentalis Pharmaceuticals, Inc.*	6,900	104,535

		155,127,966

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	248,712	27,375,730
Align Technology, Inc.*	11,300	3,096,200
AtriCure, Inc.*	6,800	242,692
Avanos Medical, Inc.*	7,975	178,879
Axonics, Inc.*	5,700	354,711
Baxter International, Inc.	80,080	3,095,893
Becton Dickinson & Co.	41,813	10,195,264
Boston Scientific Corp.*	209,100	12,088,071
Butterfly Network, Inc. (x)*	35,700	38,556
CONMED Corp.	4,500	492,795
Cooper Cos., Inc. (The)	8,400	3,178,896
Dentsply Sirona, Inc.	34,405	1,224,474
Dexcom, Inc.*	59,600	7,395,764

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Edwards Lifesciences Corp.*	88,800	$6,771,000
Embecta Corp.	2,602	49,256
Enovis Corp.*	4,333	242,734
Envista Holdings Corp.*	21,763	523,618
GE HealthCare Technologies, Inc.	55,915	4,323,348
Glaukos Corp.*	6,800	540,532
Globus Medical, Inc., Class A*	19,837	1,057,114
Haemonetics Corp.*	8,200	701,182
Hologic, Inc.*	38,100	2,722,245
ICU Medical, Inc.*	1,700	169,558
IDEXX Laboratories, Inc.*	12,500	6,938,125
Inmode Ltd.*	11,900	264,656
Inogen, Inc.*	3,600	19,764
Inspire Medical Systems, Inc.*	4,500	915,435
Insulet Corp.*	11,300	2,451,874
Integer Holdings Corp.*	3,500	346,780
Integra LifeSciences Holdings Corp.*	6,500	283,075
Intuitive Surgical, Inc.*	50,900	17,171,624
iRhythm Technologies, Inc.*	4,100	438,864
Lantheus Holdings, Inc.*	8,700	539,400
LivaNova plc*	5,100	263,874
Masimo Corp.*	9,200	1,078,332
Medtronic plc	193,485	15,939,294
Merit Medical Systems, Inc.*	7,800	592,488
Neogen Corp.*	32,700	657,597
Nevro Corp.*	1,700	36,584
Novocure Ltd.*	17,900	267,247
Omnicell, Inc.*	7,900	297,277
Outset Medical, Inc.*	7,368	39,861
Penumbra, Inc.*	6,300	1,584,702
QuidelOrtho Corp.*	7,797	574,639
ResMed, Inc.	21,600	3,715,632
Shockwave Medical, Inc.*	5,400	1,029,024
Silk Road Medical, Inc.*	6,800	83,436
STAAR Surgical Co.*	3,500	109,235
STERIS plc	15,309	3,365,683
Stryker Corp.	51,370	15,383,260
Tandem Diabetes Care, Inc.*	10,300	304,674
Teleflex, Inc.	7,700	1,919,918
TransMedics Group, Inc.*	5,800	457,794
Varex Imaging Corp.*	8,924	182,942
Zimmer Biomet Holdings, Inc.	32,100	3,906,570
Zimvie, Inc.*	1,480	26,270

		167,244,442

Health Care Providers & Services (2.7%)
Acadia Healthcare Co., Inc.*	14,500	1,127,520
Accolade, Inc.*	9,200	110,492
AdaptHealth Corp., Class A*	16,900	123,201
Addus HomeCare Corp.*	200	18,570
Agiliti, Inc.*	2,100	16,632
agilon health, Inc.*	38,700	485,685
Amedisys, Inc.*	3,100	294,686
AMN Healthcare Services, Inc.*	200	14,976
Apollo Medical Holdings, Inc.*	7,300	279,590
Aveanna Healthcare Holdings, Inc.*	7,400	19,832
Brookdale Senior Living, Inc.*	36,435	212,052
Cardinal Health, Inc.	38,600	3,890,880
Castle Biosciences, Inc.*	200	4,316
Cencora, Inc.	23,400	4,805,892
Centene Corp.*	82,100	6,092,641
Chemed Corp.	2,100	1,227,975
Cigna Group (The)	42,276	12,659,548
CorVel Corp.*	1,700	420,257
CVS Health Corp.	185,334	14,633,973
DaVita, Inc.*	8,300	869,508
Elevance Health, Inc.	34,980	16,495,169
Encompass Health Corp.	18,500	1,234,320
Enhabit, Inc.*	9,250	95,738
Ensign Group, Inc. (The)	5,800	650,818
Fulgent Genetics, Inc.*	300	8,673
Guardant Health, Inc.*	13,500	365,175
HCA Healthcare, Inc.	30,200	8,174,536
HealthEquity, Inc.*	13,100	868,530
Henry Schein, Inc.*	19,200	1,453,632
Humana, Inc.	18,400	8,423,704
Innovage Holding Corp.*	1,200	7,200
Invitae Corp. (x)*	33,000	20,684
Laboratory Corp. of America Holdings	14,335	3,258,202
LifeStance Health Group, Inc. (x)*	27,100	212,193
McKesson Corp.	19,480	9,018,850
ModivCare, Inc.*	200	8,798
Molina Healthcare, Inc.*	8,900	3,215,659
National Research Corp.	100	3,956
NeoGenomics, Inc.*	17,900	289,622
OPKO Health, Inc. (x)*	104,600	157,946
Option Care Health, Inc.*	23,425	789,188
Owens & Minor, Inc.*	12,400	238,948
Patterson Cos., Inc.	12,600	358,470
Pediatrix Medical Group, Inc.*	10,340	96,162
Pennant Group, Inc. (The)*	2,100	29,232
Premier, Inc., Class A	16,400	366,704
Privia Health Group, Inc.*	14,200	327,026
Progyny, Inc.*	8,900	330,902
Quest Diagnostics, Inc.	16,230	2,237,792
R1 RCM, Inc.*	2,900	30,653
RadNet, Inc.*	8,000	278,160
Select Medical Holdings Corp.	13,600	319,600
Surgery Partners, Inc. (x)*	11,598	371,020
Tenet Healthcare Corp.*	19,600	1,481,172
UnitedHealth Group, Inc.	133,557	70,313,754
Universal Health Services, Inc., Class B	11,280	1,719,523

		180,559,937

Health Care Technology (0.1%)
American Well Corp., Class A*	33,300	49,617
Certara, Inc.*	16,330	287,245
Definitive Healthcare Corp., Class A*	12,000	119,280
Doximity, Inc., Class A*	14,800	414,992
Evolent Health, Inc., Class A*	7,400	244,422
Multiplan Corp. (x)*	65,700	94,608
Phreesia, Inc.*	6,100	141,215
Schrodinger, Inc. (x)*	14,100	504,780
Teladoc Health, Inc.*	24,260	522,803
Veeva Systems, Inc., Class A*	22,700	4,370,204
Veradigm, Inc.*	22,950	240,745

		6,989,911

Life Sciences Tools & Services (1.5%)
10X Genomics, Inc., Class A (x)*	13,900	777,844
Adaptive Biotechnologies Corp.*	13,507	66,184

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Agilent Technologies, Inc.	45,930	$6,385,648
Avantor, Inc.*	96,094	2,193,826
Azenta, Inc.*	11,587	754,777
Bio-Rad Laboratories, Inc., Class A*	4,000	1,291,560
Bio-Techne Corp.	25,800	1,990,728
Bruker Corp.	18,000	1,322,640
Charles River Laboratories International, Inc.*	9,050	2,139,420
Codexis, Inc.*	600	1,830
CryoPort, Inc.*	3,300	51,117
Danaher Corp.	94,560	21,875,510
Fortrea Holdings, Inc.*	235	8,202
ICON plc*	12,000	3,396,840
Illumina, Inc.*	24,100	3,355,684
IQVIA Holdings, Inc.*	26,480	6,126,942
Maravai LifeSciences Holdings, Inc., Class A*	11,581	75,856
Medpace Holdings, Inc.*	4,500	1,379,385
Mettler-Toledo International, Inc.*	3,300	4,002,768
NanoString Technologies, Inc. (x)*	7,600	5,688
OmniAb, Inc. (Earn Out Shares) (r)*	1,744	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	11,270	69,536
Pacific Biosciences of California, Inc.*	3,200	31,392
QIAGEN NV*	35,932	1,560,527
Repligen Corp.*	9,700	1,744,060
Revvity, Inc.	18,600	2,033,166
Seer, Inc., Class A*	12,500	24,250
Sotera Health Co. (x)*	22,831	384,702
Thermo Fisher Scientific, Inc.	55,850	29,644,622
Waters Corp.*	9,500	3,127,685
West Pharmaceutical Services, Inc.	10,800	3,802,896

		99,625,285

Pharmaceuticals (3.4%)
Amneal Pharmaceuticals, Inc.*	20,200	122,614
Amphastar Pharmaceuticals, Inc.*	5,200	321,620
Arvinas, Inc.*	5,200	214,032
Atea Pharmaceuticals, Inc.*	12,500	38,125
Axsome Therapeutics, Inc. (x)*	5,400	429,786
Bristol-Myers Squibb Co.	310,244	15,918,620
Catalent, Inc.*	27,600	1,240,068
Corcept Therapeutics, Inc.*	11,200	363,776
Elanco Animal Health, Inc.*	74,632	1,112,017
Eli Lilly and Co.	121,610	70,888,901
Harmony Biosciences Holdings, Inc.*	9,200	297,160
Innoviva, Inc.*	6,818	109,361
Intra-Cellular Therapies, Inc.*	12,000	859,440
Jazz Pharmaceuticals plc*	12,100	1,488,300
Johnson & Johnson	348,788	54,669,031
Ligand Pharmaceuticals, Inc.*	2,300	164,266
Merck & Co., Inc.	364,990	39,791,210
NGM Biopharmaceuticals, Inc.*	500	430
Pacira BioSciences, Inc.*	7,400	249,676
Perrigo Co. plc	28,300	910,694
Pfizer, Inc.	817,817	23,544,951
Phibro Animal Health Corp., Class A	1,200	13,896
Prestige Consumer Healthcare, Inc.*	6,000	367,320
Revance Therapeutics, Inc.*	9,300	81,747
Royalty Pharma plc, Class A	54,600	1,533,714
Theravance Biopharma, Inc. (x)*	13,700	153,988
Ventyx Biosciences, Inc.*	7,100	17,537
Viatris, Inc.	184,274	1,995,687
Zoetis, Inc.	66,500	13,125,105

		230,023,072

Total Health Care		839,570,613

Industrials (9.9%)
Aerospace & Defense (1.6%)
AeroVironment, Inc.*	2,100	264,684
Axon Enterprise, Inc.*	11,900	3,074,127
Boeing Co. (The)*	80,700	21,035,262
BWX Technologies, Inc.	17,800	1,365,794
Curtiss-Wright Corp.	5,900	1,314,461
General Dynamics Corp.	35,170	9,132,594
HEICO Corp.	6,941	1,241,537
HEICO Corp., Class A	14,845	2,114,522
Hexcel Corp.	12,900	951,375
Howmet Aerospace, Inc.	60,229	3,259,594
Huntington Ingalls Industries, Inc.	6,200	1,609,768
L3Harris Technologies, Inc.	28,591	6,021,836
Leonardo DRS, Inc.*	8,400	168,336
Lockheed Martin Corp.	32,960	14,938,790
Mercury Systems, Inc.*	5,400	197,478
Moog, Inc., Class A	3,000	434,340
Northrop Grumman Corp.	20,850	9,760,719
RTX Corp.	215,667	18,146,221
Textron, Inc.	32,300	2,597,566
TransDigm Group, Inc.	7,750	7,839,900
Woodward, Inc.	10,430	1,419,836

		106,888,740

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	20,430	1,764,948
Expeditors International of Washington, Inc.	24,000	3,052,800
FedEx Corp.	33,950	8,588,332
GXO Logistics, Inc.*	17,800	1,088,648
Hub Group, Inc., Class A*	3,000	275,820
United Parcel Service, Inc., Class B	106,850	16,800,025

		31,570,573

Building Products (0.7%)
A.O. Smith Corp.	21,900	1,805,436
AAON, Inc.	8,700	642,669
Advanced Drainage Systems, Inc.	9,900	1,392,336
Allegion plc	14,212	1,800,518
Armstrong World Industries, Inc.	6,500	639,080
AZEK Co., Inc. (The), Class A*	24,200	925,650
Builders FirstSource, Inc.*	21,990	3,671,011
Carlisle Cos., Inc.	7,400	2,311,982
Carrier Global Corp.	122,871	7,058,939
Fortune Brands Innovations, Inc.	23,350	1,777,869
Johnson Controls International plc	103,671	5,975,596
Lennox International, Inc.	4,910	2,197,323
Masco Corp.	40,000	2,679,200
Masterbrand, Inc.*	10,650	158,153
Owens Corning	14,070	2,085,596
Resideo Technologies, Inc.*	17,050	320,881
Simpson Manufacturing Co., Inc.	6,100	1,207,678

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Trane Technologies plc	33,612	$8,197,967
Trex Co., Inc.*	20,500	1,697,195
UFP Industries, Inc.	11,500	1,443,825
Zurn Elkay Water Solutions Corp.	14,900	438,209

		48,427,113

Commercial Services & Supplies (0.7%)
ABM Industries, Inc.	3,900	174,837
Brink’s Co. (The)	6,600	580,470
Casella Waste Systems, Inc., Class A*	6,200	529,852
Cintas Corp.	12,600	7,593,516
Clean Harbors, Inc.*	10,000	1,745,100
Copart, Inc.*	130,400	6,389,600
CoreCivic, Inc.*	4,100	59,573
Deluxe Corp.	1,400	30,030
Driven Brands Holdings, Inc.*	9,831	140,190
Matthews International Corp., Class A	7,100	260,215
MSA Safety, Inc.	5,900	996,097
OPENLANE, Inc.*	20,600	305,086
RB Global, Inc.	26,748	1,789,174
Republic Services, Inc.	31,935	5,266,401
Rollins, Inc.	35,450	1,548,101
Stericycle, Inc.*	21,800	1,080,408
Tetra Tech, Inc.	9,300	1,552,449
UniFirst Corp.	1,500	274,365
Veralto Corp.	32,486	2,672,298
Vestis Corp.	17,550	371,007
Waste Management, Inc.	60,050	10,754,955

		44,113,724

Construction & Engineering (0.2%)
AECOM	24,002	2,218,505
Ameresco, Inc., Class A*	5,000	158,350
API Group Corp.*	29,700	1,027,620
Arcosa, Inc.	4,080	337,171
Comfort Systems USA, Inc.	5,400	1,110,618
EMCOR Group, Inc.	6,900	1,486,467
Fluor Corp.*	22,300	873,491
MDU Resources Group, Inc.	31,050	614,790
Quanta Services, Inc.	21,450	4,628,910
Valmont Industries, Inc.	3,100	723,881
WillScot Mobile Mini Holdings Corp.*	28,803	1,281,734

		14,461,537

Electrical Equipment (0.7%)
Acuity Brands, Inc.	6,100	1,249,463
AMETEK, Inc.	34,675	5,717,561
Atkore, Inc.*	8,100	1,296,000
ChargePoint Holdings, Inc. (x)*	36,100	84,474
Eaton Corp. plc	58,397	14,063,166
Emerson Electric Co.	83,110	8,089,096
Encore Wire Corp.	400	85,440
EnerSys	4,900	494,704
Generac Holdings, Inc.*	11,100	1,434,564
Hubbell, Inc., Class B	8,700	2,861,691
nVent Electric plc	26,353	1,557,199
Regal Rexnord Corp.	11,922	1,764,694
Rockwell Automation, Inc.	17,900	5,557,592
Sensata Technologies Holding plc	27,100	1,018,147
Shoals Technologies Group, Inc., Class A*	15,322	238,104
SunPower Corp. (x)*	25,400	122,682
Vertiv Holdings Co., Class A	48,500	2,329,455

		47,964,032

Ground Transportation (1.1%)
Avis Budget Group, Inc.	3,900	691,314
CSX Corp.	299,550	10,385,398
Heartland Express, Inc.	9,600	136,896
Hertz Global Holdings, Inc.*	3,300	34,287
JB Hunt Transport Services, Inc.	12,450	2,486,763
Knight-Swift Transportation Holdings, Inc., Class A	30,935	1,783,403
Landstar System, Inc.	6,250	1,210,312
Lyft, Inc., Class A*	48,200	722,518
Norfolk Southern Corp.	34,070	8,053,467
Old Dominion Freight Line, Inc.	15,025	6,090,083
RXO, Inc.*	10,800	251,208
Ryder System, Inc.	9,200	1,058,552
Saia, Inc.*	4,800	2,103,456
Schneider National, Inc., Class B	9,995	254,373
Uber Technologies, Inc.*	280,689	17,282,022
U-Haul Holding Co.	12,600	887,544
Union Pacific Corp.	87,620	21,521,224
Werner Enterprises, Inc.	5,700	241,509
XPO, Inc.*	17,800	1,559,102

		76,753,431

Industrial Conglomerates (0.7%)
3M Co.	83,630	9,142,432
General Electric Co.	157,845	20,145,757
Honeywell International, Inc.	95,700	20,069,247

		49,357,436

Machinery (2.0%)
AGCO Corp.	12,400	1,505,484
Albany International Corp., Class A	3,300	324,126
Allison Transmission Holdings, Inc.	10,500	610,575
Barnes Group, Inc.	8,200	267,566
Caterpillar, Inc.	76,210	22,533,011
Chart Industries, Inc.*	6,500	886,145
CNH Industrial NV	144,100	1,755,138
Crane Co.	7,900	933,306
Cummins, Inc.	22,560	5,404,699
Deere & Co.	39,040	15,610,925
Donaldson Co., Inc.	18,700	1,222,045
Dover Corp.	21,190	3,259,234
Esab Corp.	6,033	522,578
Federal Signal Corp.	6,400	491,136
Flowserve Corp.	26,640	1,098,101
Fortive Corp.	55,530	4,088,674
Franklin Electric Co., Inc.	7,500	724,875
Gates Industrial Corp. plc*	24,100	323,422
Graco, Inc.	29,480	2,557,685
Hillenbrand, Inc.	6,800	325,380
IDEX Corp.	12,240	2,657,426
Illinois Tool Works, Inc.	44,710	11,711,337
Ingersoll Rand, Inc.	61,666	4,769,248
ITT, Inc.	12,825	1,530,279
John Bean Technologies Corp.	2,800	278,460
Lincoln Electric Holdings, Inc.	9,660	2,100,664

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Middleby Corp. (The)*	9,700	$1,427,549
Mueller Industries, Inc.	17,000	801,550
Mueller Water Products, Inc., Class A	20,800	299,520
Nordson Corp.	8,660	2,287,626
Oshkosh Corp.	11,600	1,257,556
Otis Worldwide Corp.	60,974	5,455,344
PACCAR, Inc.*	73,645	7,191,434
Parker-Hannifin Corp.	19,210	8,850,047
Pentair plc	27,287	1,984,038
RBC Bearings, Inc.*	3,900	1,111,071
Snap-on, Inc.	9,200	2,657,328
SPX Technologies, Inc.*	4,900	494,949
Stanley Black & Decker, Inc.	27,235	2,671,754
Timken Co. (The)	12,640	1,013,096
Toro Co. (The)	15,880	1,524,321
Trinity Industries, Inc.	10,240	272,282
Watts Water Technologies, Inc., Class A	4,000	833,360
Westinghouse Air Brake Technologies Corp.	28,387	3,602,310
Xylem, Inc.	35,854	4,100,263

		135,326,917

Marine Transportation (0.0%)†
Kirby Corp.*	7,450	584,676
Matson, Inc.	2,300	252,080

		836,756

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	26,900	1,050,983
Allegiant Travel Co.	2,200	181,742
American Airlines Group, Inc.*	105,200	1,445,448
Delta Air Lines, Inc.	100,550	4,045,127
Joby Aviation, Inc. (x)*	26,700	177,555
Southwest Airlines Co.	94,100	2,717,608
Spirit Airlines, Inc.	13,100	214,709
United Airlines Holdings, Inc.*	52,840	2,180,178

		12,013,350

Professional Services (1.0%)
Alight, Inc., Class A*	26,300	224,339
ASGN, Inc.*	8,400	807,828
Automatic Data Processing, Inc.	61,050	14,222,818
Booz Allen Hamilton Holding Corp.	20,300	2,596,573
Broadridge Financial Solutions, Inc.	18,309	3,767,077
CACI International, Inc., Class A*	3,800	1,230,668
CBIZ, Inc.*	3,620	226,576
Ceridian HCM Holding, Inc.*	20,100	1,349,112
Clarivate plc (x)*	6,800	62,968
Concentrix Corp.	6,066	595,742
Conduent, Inc.*	1,586	5,789
Equifax, Inc.	18,120	4,480,895
ExlService Holdings, Inc.*	22,500	694,125
Exponent, Inc.	10,600	933,224
FTI Consulting, Inc.*	4,800	955,920
Genpact Ltd.	30,000	1,041,300
Insperity, Inc.	6,400	750,208
Jacobs Solutions, Inc.	18,400	2,388,320
KBR, Inc.	27,600	1,529,316
Korn Ferry	5,600	332,360
Leidos Holdings, Inc.	22,348	2,418,947
ManpowerGroup, Inc.	9,780	777,217
Maximus, Inc.	10,400	872,144
Paychex, Inc.	47,210	5,623,183
Paycom Software, Inc.	8,700	1,798,464
Paycor HCM, Inc.*	3,600	77,724
Paylocity Holding Corp.*	5,700	939,645
Resources Connection, Inc.	16,950	240,181
Robert Half, Inc.	19,260	1,693,339
Science Applications International Corp.	9,001	1,119,004
SS&C Technologies Holdings, Inc.	39,200	2,395,512
TransUnion	30,305	2,082,257
TriNet Group, Inc.*	4,100	487,613
Verisk Analytics, Inc.	21,000	5,016,060

		63,736,448

Trading Companies & Distributors (0.5%)
Air Lease Corp., Class A	21,000	880,740
Applied Industrial Technologies, Inc.	4,300	742,567
Beacon Roofing Supply, Inc.*	7,600	661,352
Boise Cascade Co.	5,800	750,288
Core & Main, Inc., Class A*	15,700	634,437
Fastenal Co.	87,500	5,667,375
Ferguson plc	30,400	5,869,328
FTAI Aviation Ltd.	14,400	668,160
GATX Corp.	5,000	601,100
Herc Holdings, Inc.	700	104,223
MSC Industrial Direct Co., Inc., Class A	7,100	718,946
SiteOne Landscape Supply, Inc.*	6,700	1,088,750
United Rentals, Inc.	10,722	6,148,209
Watsco, Inc.	5,210	2,232,329
WESCO International, Inc.	8,586	1,492,934
WW Grainger, Inc.	7,050	5,842,264

		34,103,002

Total Industrials		665,553,059

Information Technology (27.0%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	36,500	8,596,115
Calix, Inc.*	1,500	65,535
Ciena Corp.*	31,400	1,413,314
Cisco Systems, Inc.	593,470	29,982,104
F5, Inc.*	10,600	1,897,188
Juniper Networks, Inc.	51,600	1,521,168
Motorola Solutions, Inc.	25,221	7,896,443
NetScout Systems, Inc.*	1,300	28,535
Ubiquiti, Inc.	917	127,977
Viavi Solutions, Inc.*	9,550	96,168

		51,624,547

Electronic Equipment, Instruments & Components (0.7%)
Advanced Energy Industries, Inc.	5,400	588,168
Aeva Technologies, Inc. (x)*	11,100	8,411
Amphenol Corp., Class A	88,780	8,800,761
Arrow Electronics, Inc.*	9,300	1,136,925
Avnet, Inc.	17,920	903,168
Badger Meter, Inc.	4,400	679,228
Belden, Inc.	2,000	154,500
CDW Corp.	21,451	4,876,241
Cognex Corp.	30,400	1,268,896

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Coherent Corp.*	21,857	$951,435
Corning, Inc.	121,190	3,690,236
Crane NXT Co.	5,500	312,785
Fabrinet*	5,100	970,683
Insight Enterprises, Inc.*	3,300	584,727
IPG Photonics Corp.*	2,400	260,496
Itron, Inc.*	4,010	302,795
Jabil, Inc.	22,000	2,802,800
Keysight Technologies, Inc.*	26,615	4,234,180
Littelfuse, Inc.	4,200	1,123,752
MicroVision, Inc. (x)*	33,100	88,046
Novanta, Inc.*	4,100	690,481
Plexus Corp.*	1,400	151,382
Rogers Corp.*	200	26,414
Sanmina Corp.*	6,800	349,316
TD SYNNEX Corp.	8,766	943,309
Teledyne Technologies, Inc.*	7,746	3,456,962
Trimble, Inc.*	41,500	2,207,800
Vishay Intertechnology, Inc.	5,000	119,850
Vontier Corp.	23,452	810,267
Zebra Technologies Corp., Class A*	9,000	2,459,970

		44,953,984

IT Services (1.5%)
Accenture plc, Class A	90,800	31,862,628
Akamai Technologies, Inc.*	22,100	2,615,535
Amdocs Ltd.	22,610	1,987,193
Cloudflare, Inc., Class A*	41,600	3,463,616
Cognizant Technology Solutions Corp., Class A	79,600	6,012,188
DXC Technology Co.*	37,896	866,681
EPAM Systems, Inc.*	8,800	2,616,592
Fastly, Inc., Class A*	13,300	236,740
Gartner, Inc.*	11,678	5,268,063
Globant SA*	6,398	1,522,596
GoDaddy, Inc., Class A*	26,900	2,855,704
International Business Machines Corp.	131,531	21,511,895
Kyndryl Holdings, Inc.*	32,800	681,584
MongoDB, Inc.*	10,100	4,129,385
Okta, Inc.*	22,800	2,064,084
Perficient, Inc.*	5,100	335,682
Rackspace Technology, Inc.*	9,900	19,800
Snowflake, Inc., Class A*	47,222	9,397,178
Thoughtworks Holding, Inc.*	9,400	45,214
Twilio, Inc., Class A*	26,800	2,033,316
VeriSign, Inc.*	14,050	2,893,738

		102,419,412

Semiconductors & Semiconductor Equipment (7.1%)
Advanced Micro Devices, Inc.*	231,953	34,192,192
Allegro MicroSystems, Inc.*	7,354	222,606
Ambarella, Inc.*	1,700	104,193
Amkor Technology, Inc.	6,000	199,620
Analog Devices, Inc.	72,634	14,422,207
Applied Materials, Inc.	122,220	19,808,195
Axcelis Technologies, Inc.*	4,900	635,481
Broadcom, Inc.	61,940	69,140,525
Cirrus Logic, Inc.*	12,300	1,023,237
Diodes, Inc.*	5,900	475,068
Enphase Energy, Inc.*	20,100	2,656,014
Entegris, Inc.	22,073	2,644,787
First Solar, Inc.*	17,400	2,997,672
FormFactor, Inc.*	10,300	429,613
GLOBALFOUNDRIES, Inc. (x)*	10,300	624,180
Intel Corp.	599,790	30,139,448
KLA Corp.	20,280	11,788,764
Kulicke & Soffa Industries, Inc.	7,500	410,400
Lam Research Corp.	19,275	15,097,337
Lattice Semiconductor Corp.*	23,300	1,607,467
MACOM Technology Solutions Holdings, Inc.*	6,700	622,765
Marvell Technology, Inc.	125,161	7,548,460
Microchip Technology, Inc.	80,640	7,272,115
Micron Technology, Inc.	162,850	13,897,619
MKS Instruments, Inc. (x)	9,500	977,265
Monolithic Power Systems, Inc.	6,800	4,289,304
NVIDIA Corp.	341,440	169,087,917
ON Semiconductor Corp.*	65,300	5,454,509
Onto Innovation, Inc.*	7,900	1,207,910
Power Integrations, Inc.	11,000	903,210
Qorvo, Inc.*	17,127	1,928,671
QUALCOMM, Inc.	163,505	23,647,728
Rambus, Inc.*	16,700	1,139,775
Semtech Corp.*	3,800	83,258
Skyworks Solutions, Inc.	24,900	2,799,258
Synaptics, Inc.*	5,600	638,848
Teradyne, Inc.	26,110	2,833,457
Texas Instruments, Inc.	130,390	22,226,279
Universal Display Corp.	7,600	1,453,576
Wolfspeed, Inc.*	20,400	887,604

		477,518,534

Software (10.5%)
8x8, Inc.*	18,300	69,174
ACI Worldwide, Inc.*	6,500	198,900
Adobe, Inc.*	65,820	39,268,212
Alarm.com Holdings, Inc.*	5,800	374,796
Alkami Technology, Inc.*	1,500	36,375
Altair Engineering, Inc., Class A*	5,900	496,485
Alteryx, Inc., Class A*	8,900	419,724
ANSYS, Inc.*	13,200	4,790,016
Appfolio, Inc., Class A*	2,500	433,100
Appian Corp., Class A*	3,700	139,342
AppLovin Corp., Class A*	34,800	1,386,780
Aspen Technology, Inc.*	4,872	1,072,571
Atlassian Corp., Class A*	22,400	5,328,064
Autodesk, Inc.*	30,850	7,511,358
Bentley Systems, Inc., Class B	28,300	1,476,694
BILL Holdings, Inc.*	14,700	1,199,373
Blackbaud, Inc.*	4,300	372,810
BlackLine, Inc.*	3,500	218,540
Box, Inc., Class A*	22,100	565,981
C3.ai, Inc., Class A (x)*	9,400	269,874
Cadence Design Systems, Inc.*	38,830	10,576,127
CCC Intelligent Solutions Holdings, Inc.*	26,300	299,557
Cerence, Inc.*	1,600	31,456
CommVault Systems, Inc.*	5,300	423,205
Confluent, Inc., Class A*	21,400	500,760
Consensus Cloud Solutions, Inc.*	2,166	56,771
Crowdstrike Holdings, Inc., Class A*	32,000	8,170,240
Datadog, Inc., Class A*	40,700	4,940,166
DocuSign, Inc.*	32,100	1,908,345

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Dolby Laboratories, Inc., Class A	12,700	$1,094,486
Domo, Inc., Class B*	800	8,232
DoubleVerify Holdings, Inc.*	19,700	724,566
Dropbox, Inc., Class A*	41,200	1,214,576
Dynatrace, Inc.*	31,400	1,717,266
Elastic NV*	10,000	1,127,000
EngageSmart, Inc.*	2,700	61,830
Envestnet, Inc.*	1,300	64,376
Fair Isaac Corp.*	3,700	4,306,837
Five9, Inc.*	11,500	904,935
Fortinet, Inc.*	100,900	5,905,677
Freshworks, Inc., Class A*	500	11,745
Gen Digital, Inc.	87,016	1,985,705
Gitlab, Inc., Class A*	12,700	799,592
Guidewire Software, Inc.*	11,700	1,275,768
HubSpot, Inc.*	7,400	4,295,996
Informatica, Inc., Class A*	16,900	479,791
Instructure Holdings, Inc.*	3,800	102,638
Intapp, Inc.*	1,000	38,020
InterDigital, Inc. (x)	1,800	195,372
Intuit, Inc.	40,050	25,032,451
Jamf Holding Corp.*	2,000	36,120
LivePerson, Inc.*	1,000	3,790
LiveRamp Holdings, Inc.*	1,900	71,972
Manhattan Associates, Inc.*	9,200	1,980,944
Marathon Digital Holdings, Inc.*	15,400	361,746
Microsoft Corp.	1,069,278	402,091,299
MicroStrategy, Inc., Class A (x)*	1,600	1,010,592
N-able, Inc.*	9,750	129,188
nCino, Inc.*	3,700	124,431
NCR Voyix Corp.*	15,200	257,032
Nutanix, Inc., Class A*	28,000	1,335,320
Oracle Corp.	218,421	23,028,126
Palantir Technologies, Inc., Class A*	269,200	4,622,164
Palo Alto Networks, Inc.*	45,000	13,269,600
Pegasystems, Inc.	5,300	258,958
PowerSchool Holdings, Inc., Class A*	8,300	195,548
Procore Technologies, Inc.*	9,500	657,590
PTC, Inc.*	16,150	2,825,604
Q2 Holdings, Inc.*	1,100	47,751
Qualys, Inc.*	5,500	1,079,540
Rapid7, Inc.*	7,100	405,410
Roper Technologies, Inc.	16,050	8,749,978
Salesforce, Inc.*	136,951	36,037,286
SentinelOne, Inc., Class A*	33,300	913,752
ServiceNow, Inc.*	29,700	20,982,753
Smartsheet, Inc., Class A*	16,600	793,812
SolarWinds Corp.*	9,750	121,778
Splunk, Inc.*	23,700	3,610,695
Sprout Social, Inc., Class A*	7,100	436,224
SPS Commerce, Inc.*	6,400	1,240,576
Synopsys, Inc.*	22,020	11,338,318
Tenable Holdings, Inc.*	16,900	778,414
Teradata Corp.*	18,660	811,897
Tyler Technologies, Inc.*	6,000	2,508,720
UiPath, Inc., Class A*	57,700	1,433,268
Unity Software, Inc. (x)*	42,396	1,733,572
Varonis Systems, Inc.*	15,600	706,368
Verint Systems, Inc.*	1,400	37,842
Workday, Inc., Class A*	30,380	8,386,703
Workiva, Inc., Class A*	7,200	731,016
Yext, Inc.*	7,100	41,819
Zoom Video Communications, Inc., Class A*	39,100	2,811,681
Zscaler, Inc.*	12,100	2,680,876

		704,561,728

Technology Hardware, Storage & Peripherals (6.4%)
Apple, Inc.	2,122,181	408,583,508
Corsair Gaming, Inc.*	4,303	60,672
Hewlett Packard Enterprise Co.	190,732	3,238,630
HP, Inc.	127,468	3,835,512
NetApp, Inc.	31,150	2,746,184
Pure Storage, Inc., Class A*	43,200	1,540,512
Super Micro Computer, Inc.*	6,900	1,961,394
Western Digital Corp.*	52,478	2,748,273

		424,714,685

Total Information Technology		1,805,792,890

Materials (2.7%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	33,380	9,139,444
Albemarle Corp.	18,276	2,640,516
Ashland, Inc.	10,264	865,358
Avient Corp.	12,700	527,939
Axalta Coating Systems Ltd.*	32,258	1,095,804
Balchem Corp.	5,700	847,875
Cabot Corp.	8,900	743,150
Celanese Corp.	17,400	2,703,438
CF Industries Holdings, Inc.	30,410	2,417,595
Chemours Co. (The)	31,328	988,085
Corteva, Inc.	107,690	5,160,505
Dow, Inc.	106,756	5,854,499
DuPont de Nemours, Inc.	68,732	5,287,553
Eastman Chemical Co.	17,028	1,529,455
Ecolab, Inc.	36,388	7,217,560
Element Solutions, Inc.	38,300	886,262
FMC Corp.	20,200	1,273,610
HB Fuller Co.	6,400	521,024
Huntsman Corp.	40,900	1,027,817
Ingevity Corp.*	3,000	141,660
International Flavors & Fragrances, Inc.	39,447	3,194,024
Linde plc	70,500	28,955,055
Livent Corp. (x)*	26,200	471,076
LyondellBasell Industries NV, Class A	39,300	3,736,644
Mosaic Co. (The)	56,130	2,005,525
NewMarket Corp.	500	272,915
Olin Corp.	25,200	1,359,540
PPG Industries, Inc.	34,000	5,084,700
RPM International, Inc.	23,050	2,573,071
Sensient Technologies Corp.	2,900	191,400
Sherwin-Williams Co. (The)	34,200	10,666,980
Westlake Corp.	5,200	727,792

		110,107,871

Construction Materials (0.2%)
Eagle Materials, Inc.	6,100	1,237,324
Martin Marietta Materials, Inc.	9,230	4,604,939
Summit Materials, Inc., Class A*	12,509	481,096
Vulcan Materials Co.	19,700	4,472,097

		10,795,456

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Containers & Packaging (0.3%)
Amcor plc	239,529	$2,309,060
AptarGroup, Inc.	10,000	1,236,200
Avery Dennison Corp.	14,050	2,840,348
Ball Corp.	45,100	2,594,152
Berry Global Group, Inc.	19,000	1,280,410
Crown Holdings, Inc.	17,450	1,606,970
Graphic Packaging Holding Co.	56,100	1,382,865
International Paper Co.	53,850	1,946,678
Packaging Corp. of America	13,000	2,117,830
Sealed Air Corp.	25,160	918,843
Silgan Holdings, Inc.	9,500	429,875
Sonoco Products Co.	15,460	863,750
Westrock Co.	44,132	1,832,361

		21,359,342

Metals & Mining (0.6%)
Alcoa Corp.	32,900	1,118,600
ATI, Inc.*	19,000	863,930
Cleveland-Cliffs, Inc.*	72,400	1,478,408
Commercial Metals Co.	21,300	1,065,852
Freeport-McMoRan, Inc.	210,794	8,973,501
Hecla Mining Co.	83,300	400,673
Newmont Corp.	173,108	7,164,940
Novagold Resources, Inc.*	7,100	26,554
Nucor Corp.	36,620	6,373,345
Reliance Steel & Aluminum Co.	9,500	2,656,960
Royal Gold, Inc.	12,900	1,560,384
Southern Copper Corp.	12,944	1,114,090
SSR Mining, Inc.	14,900	160,324
Steel Dynamics, Inc.	25,200	2,976,120
United States Steel Corp.	38,200	1,858,430

		37,792,111

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	15,300	1,083,699
Sylvamo Corp.	2,186	107,354

		1,191,053

Total Materials		181,245,833

Real Estate (3.0%)
Diversified REITs (0.0%)†
American Assets Trust, Inc. (REIT)	3,100	69,781
Broadstone Net Lease, Inc. (REIT)	5,600	96,432
Essential Properties Realty Trust, Inc. (REIT)	21,500	549,540
WP Carey, Inc. (REIT)	29,921	1,939,180

		2,654,933

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	12,100	270,798
Diversified Healthcare Trust (REIT)	22,690	84,861
Healthcare Realty Trust, Inc. (REIT), Class A	58,041	1,000,047
Healthpeak Properties, Inc. (REIT)	96,297	1,906,681
LTC Properties, Inc. (REIT)	2,400	77,088
Medical Properties Trust, Inc. (REIT) (x)	96,900	475,779
National Health Investors, Inc. (REIT)	4,400	245,740
Omega Healthcare Investors, Inc. (REIT)	44,440	1,362,530
Physicians Realty Trust (REIT)	21,100	280,841
Sabra Health Care REIT, Inc. (REIT)	11,457	163,491
Ventas, Inc. (REIT)	61,779	3,079,065
Welltower, Inc. (REIT)	71,217	6,421,637

		15,368,558

Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. (REIT)	30,900	513,249
DiamondRock Hospitality Co. (REIT)	14,300	134,277
Host Hotels & Resorts, Inc. (REIT)	115,813	2,254,879
Park Hotels & Resorts, Inc. (REIT)	12,535	191,786
RLJ Lodging Trust (REIT)	15,000	175,800
Ryman Hospitality Properties, Inc. (REIT)	10,751	1,183,255
Service Properties Trust (REIT)	11,300	96,502
Sunstone Hotel Investors, Inc. (REIT)	8,400	90,132
Xenia Hotels & Resorts, Inc. (REIT)	5,100	69,462

		4,709,342

Industrial REITs (0.4%)
Americold Realty Trust, Inc. (REIT)	37,100	1,123,017
EastGroup Properties, Inc. (REIT)	6,800	1,248,072
First Industrial Realty Trust, Inc. (REIT)	20,000	1,053,400
Innovative Industrial Properties, Inc. (REIT)	1,300	131,066
LXP Industrial Trust (REIT)	11,700	116,064
Prologis, Inc. (REIT)	135,163	18,017,228
Rexford Industrial Realty, Inc. (REIT)	29,300	1,643,730
STAG Industrial, Inc. (REIT)	27,800	1,091,428
Terreno Realty Corp. (REIT)	11,600	726,972

		25,150,977

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	25,080	3,179,391
Boston Properties, Inc. (REIT)	28,870	2,025,808
Brandywine Realty Trust (REIT)	11,500	62,100
COPT Defense Properties (REIT)	6,509	166,826
Cousins Properties, Inc. (REIT)	10,361	252,290
Easterly Government Properties, Inc. (REIT), Class A	8,200	110,208
Equity Commonwealth (REIT)	17,700	339,840
Highwoods Properties, Inc. (REIT)	10,030	230,289
Hudson Pacific Properties, Inc. (REIT)	24,500	228,095
JBG SMITH Properties (REIT)	9,600	163,296
Kilroy Realty Corp. (REIT)	17,200	685,248
NET Lease Office Properties (REIT)	1,994	36,849
Orion Office REIT, Inc. (REIT) (x)	5,069	28,995
Paramount Group, Inc. (REIT)	22,800	117,876
Piedmont Office Realty Trust, Inc. (REIT), Class A	25,100	178,461
Vornado Realty Trust (REIT)	25,900	731,675

		8,537,247

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	50,750	4,724,318
Compass, Inc., Class A*	26,000	97,760
CoStar Group, Inc.*	60,150	5,256,509
Cushman & Wakefield plc*	1,700	18,360
DigitalBridge Group, Inc.	18,075	317,035
eXp World Holdings, Inc. (x)	20,570	319,246

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Howard Hughes Holdings, Inc.*	2,800	$239,540
Jones Lang LaSalle, Inc.*	9,500	1,794,265
Kennedy-Wilson Holdings, Inc. (x)	25,100	310,738
Marcus & Millichap, Inc.	1,100	48,048
Newmark Group, Inc., Class A	27,319	299,416
Opendoor Technologies, Inc.*	73,000	327,040
Redfin Corp. (x)*	16,700	172,344
RMR Group, Inc. (The), Class A	271	7,650
St Joe Co. (The)	5,300	318,954
Zillow Group, Inc., Class A*	4,600	260,912
Zillow Group, Inc., Class C*	27,124	1,569,395

		16,081,530

Residential REITs (0.4%)
American Homes 4 Rent (REIT), Class A	47,500	1,708,100
Apartment Income REIT Corp. (REIT), Class A	31,828	1,105,386
AvalonBay Communities, Inc. (REIT)	23,149	4,333,956
Camden Property Trust (REIT)	15,680	1,556,867
Elme Communities (REIT)	11,170	163,082
Equity LifeStyle Properties, Inc. (REIT)	27,500	1,939,850
Equity Residential (REIT)	58,287	3,564,833
Essex Property Trust, Inc. (REIT)	10,777	2,672,049
Independence Realty Trust, Inc. (REIT)	34,700	530,910
Invitation Homes, Inc. (REIT)	94,496	3,223,259
Mid-America Apartment Communities, Inc. (REIT)	18,738	2,519,512
Sun Communities, Inc. (REIT)	18,600	2,485,890
UDR, Inc. (REIT)	52,936	2,026,919
Veris Residential, Inc. (REIT)	5,300	83,369

		27,913,982

Retail REITs (0.4%)
Acadia Realty Trust (REIT)	9,000	152,910
Agree Realty Corp. (REIT)	13,200	830,940
Brixmor Property Group, Inc. (REIT)	45,300	1,054,131
Federal Realty Investment Trust (REIT)	12,380	1,275,759
Getty Realty Corp. (REIT)	3,100	90,582
InvenTrust Properties Corp. (REIT)	1,900	48,146
Kimco Realty Corp. (REIT)	99,485	2,120,025
Kite Realty Group Trust (REIT)	34,998	800,054
Macerich Co. (The) (REIT)	19,222	296,596
NNN REIT, Inc. (REIT)	27,190	1,171,889
Phillips Edison & Co., Inc. (REIT)	17,900	652,992
Realty Income Corp. (REIT)	97,491	5,597,933
Regency Centers Corp. (REIT)	26,006	1,742,402
Retail Opportunity Investments Corp. (REIT)	8,200	115,046
Simon Property Group, Inc. (REIT)	49,659	7,083,360
SITE Centers Corp. (REIT)	12,400	169,012
Spirit Realty Capital, Inc. (REIT)	20,933	914,563
Tanger, Inc. (REIT)	5,300	146,916
Urban Edge Properties (REIT)	8,910	163,053

		24,426,309

Specialized REITs (1.1%)
American Tower Corp. (REIT)	67,400	14,550,312
Crown Castle, Inc. (REIT)	62,650	7,216,653
CubeSmart (REIT)	39,700	1,840,095
Digital Realty Trust, Inc. (REIT)	44,972	6,052,332
EPR Properties (REIT)	7,800	377,910
Equinix, Inc. (REIT)	13,461	10,841,355
Extra Space Storage, Inc. (REIT)	32,541	5,217,299
Four Corners Property Trust, Inc. (REIT)	8,600	217,580
Gaming and Leisure Properties, Inc. (REIT)	36,886	1,820,324
Iron Mountain, Inc. (REIT)	45,355	3,173,943
Lamar Advertising Co. (REIT), Class A	13,639	1,449,553
National Storage Affiliates Trust (REIT)	3,000	124,410
Outfront Media, Inc. (REIT)	24,670	344,393
PotlatchDeltic Corp. (REIT)	10,151	498,414
Public Storage (REIT)	23,902	7,290,110
Rayonier, Inc. (REIT)	27,025	902,905
Safehold, Inc. (REIT) (x)	3,000	70,200
SBA Communications Corp. (REIT)	17,400	4,414,206
Uniti Group, Inc. (REIT)	33,900	195,942
VICI Properties, Inc. (REIT), Class A	148,900	4,746,932
Weyerhaeuser Co. (REIT)	111,535	3,878,072

		75,222,940

Total Real Estate		200,065,818

Utilities (2.3%)
Electric Utilities (1.4%)
ALLETE, Inc.	2,300	140,668
Alliant Energy Corp.	34,700	1,780,110
American Electric Power Co., Inc.	78,770	6,397,699
Constellation Energy Corp.	47,252	5,523,286
Duke Energy Corp.	110,785	10,750,577
Edison International	58,760	4,200,752
Entergy Corp.	33,200	3,359,508
Evergy, Inc.	36,209	1,890,110
Eversource Energy	54,358	3,354,976
Exelon Corp.	148,556	5,333,160
FirstEnergy Corp.	86,104	3,156,573
IDACORP, Inc.	6,850	673,492
NextEra Energy, Inc.	296,200	17,991,188
NRG Energy, Inc.	33,821	1,748,546
OGE Energy Corp.	36,900	1,288,917
Otter Tail Corp.	2,000	169,940
PG&E Corp.	288,900	5,208,867
Pinnacle West Capital Corp.	15,000	1,077,600
PNM Resources, Inc.	15,200	632,320
Portland General Electric Co.	11,100	481,074
PPL Corp.	120,450	3,264,195
Southern Co. (The)	163,150	11,440,078
Xcel Energy, Inc.	85,780	5,310,640

		95,174,276

Gas Utilities (0.1%)
Atmos Energy Corp.	21,100	2,445,490
Brookfield Infrastructure Corp., Class A	20,161	711,280
National Fuel Gas Co.	13,700	687,329
New Jersey Resources Corp.	11,900	530,502
ONE Gas, Inc.	1,825	116,289

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Southwest Gas Holdings, Inc.	9,900	$627,165
UGI Corp.	39,575	973,545

		6,091,600

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	103,695	1,996,129
Brookfield Renewable Corp., Class A	19,150	551,328
Ormat Technologies, Inc.	7,600	576,004
Vistra Corp.	57,915	2,230,886

		5,354,347

Multi-Utilities (0.6%)
Ameren Corp.	40,500	2,929,770
Black Hills Corp.	3,600	194,220
CenterPoint Energy, Inc.	99,950	2,855,571
CMS Energy Corp.	45,600	2,647,992
Consolidated Edison, Inc.	50,000	4,548,500
Dominion Energy, Inc.	126,854	5,962,138
DTE Energy Co.	30,400	3,351,904
NiSource, Inc.	61,600	1,635,480
Northwestern Energy Group, Inc.	900	45,801
Public Service Enterprise Group, Inc.	75,900	4,641,285
Sempra	97,380	7,277,207
WEC Energy Group, Inc.	46,898	3,947,405

		40,037,273

Water Utilities (0.1%)
American Water Works Co., Inc.	27,900	3,682,521
Essential Utilities, Inc.	42,062	1,571,016

		5,253,537

Total Utilities		151,911,033

Total Common Stocks (99.7%) (Cost $1,832,268,528)		6,673,539,704

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	23,600	11,800
Chinook Therapeutics, Inc., CVR (r)*	13,100	5,240

Total Rights (0.0%)† (Cost $11,974)		17,040

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	2,000,000	2,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	3,975,560	3,975,560
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	4,876,171	4,876,171
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	996,717	996,717

Total Investment Companies		15,848,448

Total Short-Term Investments (0.2%) (Cost $15,848,448)		15,848,448

Total Investments in Securities (99.9%) (Cost $1,848,128,950)		6,689,405,192
Other Assets Less Liabilities (0.1%)		8,636,012

Net Assets (100%)		$6,698,041,204

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $30,593,880.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $21,960,690. This was collateralized by $7,307,426 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 1/15/24 – 11/15/53 and by cash of $15,848,448 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	10	3/2024	USD	1,023,850	79,068
S&P 500 E-Mini Index	67	3/2024	USD	16,147,000	600,859

					679,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$533,992,363	$—	$—		$533,992,363
Consumer Discretionary	729,456,763	—	—		729,456,763
Consumer Staples	380,987,084	—	—		380,987,084
Energy	268,532,637	—	—		268,532,637
Financials	916,431,611	—	—		916,431,611
Health Care	839,570,613	—	—	(a)	839,570,613
Industrials	665,553,059	—	—		665,553,059
Information Technology	1,805,792,890	—	—		1,805,792,890
Materials	181,245,833	—	—		181,245,833
Real Estate	200,065,818	—	—		200,065,818
Utilities	151,911,033	—	—		151,911,033
Futures	679,927	—	—		679,927
Rights
Health Care	—	—	17,040		17,040
Short-Term Investments
Investment Companies	15,848,448	—	—		15,848,448

Total Assets	$6,690,068,079	$—	$17,040		$6,690,085,119

Total Liabilities	$—	$—	$—		$—

Total	$6,690,068,079	$—	$17,040		$6,690,085,119

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$679,927	*

Total		$679,927

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,334,124	$5,334,124

Total	$5,334,124	$5,334,124

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,768,799	$1,768,799

Total	$1,768,799	$1,768,799

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$36,748,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$106,877,593
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$530,028,083

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,101,183,316
Aggregate gross unrealized depreciation	(282,193,687)

Net unrealized appreciation	$4,818,989,629

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,871,095,490

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,848,128,950)	$6,689,405,192
Cash	21,941,119
Dividends, interest and other receivables	6,209,578
Receivable for Portfolio shares sold	568,897
Securities lending income receivable	24,139
Other assets	26,646

Total assets	6,718,175,571

LIABILITIES
Payable for return of collateral on securities loaned	15,848,448
Investment management fees payable	1,407,345
Distribution fees payable – Class IA	1,007,743
Payable for Portfolio shares repurchased	788,739
Administrative fees payable	525,081
Distribution fees payable – Class IB	389,747
Due to broker for futures variation margin	56,831
Trustees’ fees payable	11,336
Accrued expenses	99,097

Total liabilities	20,134,367

Commitments and contingent liabilities^
NET ASSETS	$6,698,041,204

Net assets were comprised of:
Paid in capital	$1,810,131,008
Total distributable earnings (loss)	4,887,910,196

Net assets	$6,698,041,204

Class IA
Net asset value, offering and redemption price per share, $4,828,770,577 / 111,941,089 shares outstanding (unlimited amount authorized: $0.01 par value)	$43.14

Class IB
Net asset value, offering and redemption price per share, $1,869,270,627 / 43,690,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$42.78

(x)	Includes value of securities on loan of $21,960,690.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $15,338 foreign withholding tax)	$94,695,566
Interest	1,815,915
Securities lending (net)	789,872

Total income	97,301,353

EXPENSES
Investment management fees	19,638,090
Distribution fees – Class IA	11,287,614
Administrative fees	5,835,422
Distribution fees – Class IB	4,296,186
Printing and mailing expenses	587,971
Professional fees	317,215
Trustees’ fees	221,527
Custodian fees	135,400
Recoupment fees	105,240
Miscellaneous	910,194

Gross expenses	43,334,859
Less: Waiver from investment manager	(1,086,031)

Net expenses	42,248,828

NET INVESTMENT INCOME (LOSS)	55,052,525

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	291,795,800
Futures contracts	5,334,124

Net realized gain (loss)	297,129,924

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,044,696,987
Futures contracts	1,768,799

Net change in unrealized appreciation (depreciation)	1,046,465,786

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,343,595,710

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,398,648,235

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,052,525	$55,659,162
Net realized gain (loss)	297,129,924	314,360,097
Net change in unrealized appreciation (depreciation)	1,046,465,786	(1,849,718,416)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,398,648,235	(1,479,699,157)

Distributions to shareholders:
Class IA	(234,565,901)	(282,798,363)
Class IB	(91,269,376)	(106,648,938)

Total distributions to shareholders	(325,835,277)	(389,447,301)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 895,387 and 1,189,795 shares, respectively ]	36,311,928	48,897,587
Capital shares issued in reinvestment of dividends and distributions [ 5,536,946 and 7,496,674 shares, respectively ]	234,565,901	282,798,363
Capital shares repurchased [ (10,905,237) and (9,850,788) shares , respectively]	(441,042,424)	(403,986,606)

Total Class IA transactions	(170,164,595)	(72,290,656)

Class IB
Capital shares sold [ 2,166,896 and 1,888,505 shares, respectively ]	86,606,024	77,034,838
Capital shares issued in connection with merger (Note 8) [ 0 and 118,063 shares, respectively ]	—	4,680,495
Capital shares issued in reinvestment of dividends and distributions [ 2,171,930 and 2,849,134 shares, respectively ]	91,269,376	106,648,938
Capital shares repurchased [ (4,589,713) and (4,657,538) shares , respectively]	(183,882,278)	(190,223,906)

Total Class IB transactions	(6,006,878)	(1,859,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(176,171,473)	(74,150,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	896,641,485	(1,943,296,749)
NET ASSETS:
Beginning of year	5,801,399,719	7,744,696,468

End of year	$6,698,041,204	$5,801,399,719

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$36.26	$48.10	$41.35	$36.67	$29.85

Income (loss) from investment operations:
Net investment income (loss) (e)	0.35	0.36	0.30	0.40	0.47
Net realized and unrealized gain (loss)	8.71	(9.64)	9.93	6.73	8.49

Total from investment operations	9.06	(9.28)	10.23	7.13	8.96

Less distributions:
Dividends from net investment income	(0.46)	(0.32)	(0.33)	(0.42)	(0.51)
Distributions from net realized gains	(1.72)	(2.24)	(3.15)	(2.03)	(1.63)

Total dividends and distributions	(2.18)	(2.56)	(3.48)	(2.45)	(2.14)

Net asset value, end of year	$43.14	$36.26	$48.10	$41.35	$36.67

Total return	25.12%	(19.46)%	24.93%	19.77%	30.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,828,771	$4,220,653	$5,655,827	$4,920,389	$4,482,210
Ratio of expenses to average net assets:
After waivers (f)	0.68%	0.68%	0.68%	0.69%	0.69%
Before waivers (f)	0.70%	0.68%	0.68%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.88%	0.87%	0.65%	1.10%	1.35%
Before waivers (f)	0.86%	0.87%	0.65%	1.10%	1.35%
Portfolio turnover rate^	2%	3%	3%	4%	3%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$35.97	$47.75	$41.07	$36.44	$29.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.35	0.35	0.30	0.40	0.47
Net realized and unrealized gain (loss)	8.64	(9.57)	9.86	6.68	8.44

Total from investment operations	8.99	(9.22)	10.16	7.08	8.91

Less distributions:
Dividends from net investment income	(0.46)	(0.32)	(0.33)	(0.42)	(0.51)
Distributions from net realized gains	(1.72)	(2.24)	(3.15)	(2.03)	(1.63)

Total dividends and distributions	(2.18)	(2.56)	(3.48)	(2.45)	(2.14)

Net asset value, end of year	$42.78	$35.97	$47.75	$41.07	$36.44

Total return	25.13%	(19.47)%	24.93%	19.76%	30.26%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,869,271	$1,580,746	$2,088,870	$1,790,054	$1,608,682
Ratio of expenses to average net assets:
After waivers (f)	0.68%	0.68%	0.68%	0.69%	0.69%
Before waivers (f)	0.70%	0.68%	0.68%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.88%	0.87%	0.65%	1.10%	1.35%
Before waivers (f)	0.86%	0.87%	0.65%	1.10%	1.35%
Portfolio turnover rate^	2%	3%	3%	4%	3%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	SSGA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	4.63%	1.05%	1.12%
Portfolio – Class IB Shares	4.51	1.02	1.11
Portfolio – Class K Shares	4.89	1.29	1.37
Bloomberg U.S. Intermediate Government/Credit Bond Index	5.24	1.59	1.72

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 4.51% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Intermediate Government/Credit Bond Index, which returned 5.24% over the same period.

Portfolio Highlights

As this is an indexed fund, primary factors that affected markets also affected the Portfolio’s performance. Improving investor sentiment despite ongoing inflation concerns and the Federal Reserve’s (Fed) response to higher data prints were the primary drivers of Portfolio performance during the reporting period. In an effort to bring down inflationary pressures that have lingered from the 2020 COVID-19 market meltdown, the Fed embarked on an aggressive quantitative tightening cycle in early 2022 that continued into the third quarter of 2023. Treasury yields were volatile throughout the year, resulting in muted returns for the first three quarters. In the fourth quarter, the Fed signaled that their quantitative tightening may have been enough to quell inflation, leading to a bond rally as investors anticipated interest rate cuts in 2024. Markets are cautiously optimistic that the Fed will be successful in their bid for a soft landing, or bringing down inflation without causing large economic disruption.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	4.34
Weighted Average Coupon (%)	2.73
Weighted Average Effective Duration (Years)*	3.78
Weighted Average Rating**	AA2

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	51.1%
Financials	14.2
Exchange Traded Funds	7.5
Supranational	2.6
Health Care	2.6
Utilities	2.4
Information Technology	2.4
U.S. Government Agency Securities	2.2
Consumer Staples	2.0
Foreign Government Securities	2.0
Industrials	2.0
Communication Services	1.9
Investment Companies	1.7
Energy	1.7
Consumer Discretionary	1.7
Real Estate	1.7
Materials	0.9
Municipal Bonds	0.1
Asset-Backed Securities	0.1
Cash and Other	(0.8)

100.0%

EQ/CORE BOND INDEX PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2022 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,034.80	$3.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	3.27
Class IB
Actual	1,000.00	1,033.60	3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	3.27
Class K
Actual	1,000.00	1,035.00	2.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.23	2.00

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.64%, 0.64% and 0.39%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.1%)
American Airlines Pass-Through Trust,
Series 2017-2 AA 3.350%, 10/15/29	$245,815	$221,407
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28	395,361	350,047
Evergy Metro, Inc.,
3.650%, 8/15/25	500,000	488,064
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	3,102,285	3,126,266
Series 2020-1 B 4.875%, 1/15/26	72,960	70,841

Total Asset-Backed Securities		4,256,625

Corporate Bonds (33.5%)
Communication Services (1.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.539%, 2/20/26	600,000	599,516
3.800%, 2/15/27 (x)	1,000,000	976,751
2.300%, 6/1/27	500,000	463,797
1.650%, 2/1/28	185,000	164,246
4.100%, 2/15/28	453,000	442,947
4.350%, 3/1/29	1,665,000	1,643,122
4.300%, 2/15/30	5,159,000	5,048,984
Bell Canada (The)
5.100%, 5/11/33 (x)	500,000	512,549
British Telecommunications plc
5.125%, 12/4/28	500,000	506,778
9.625%, 12/15/30 (e)	2,000,000	2,475,000
Deutsche Telekom International Finance BV
8.750%, 6/15/30 (e)	2,500,000	3,011,813
Telefonica Emisiones SA
4.103%, 3/8/27	440,000	430,800
TELUS Corp.
2.800%, 2/16/27	400,000	374,661
Verizon Communications, Inc.
1.450%, 3/20/26 (x)	790,000	735,963
3.000%, 3/22/27	375,000	356,486
2.100%, 3/22/28	750,000	678,323
4.329%, 9/21/28	7,238,000	7,149,808
3.875%, 2/8/29	140,000	135,566
4.016%, 12/3/29	1,500,000	1,449,143
3.150%, 3/22/30	375,000	342,297
1.500%, 9/18/30	600,000	494,683
1.680%, 10/30/30	1,957,000	1,611,529
2.550%, 3/21/31	1,220,000	1,050,330
5.050%, 5/9/33 (x)	325,000	331,963

		30,987,055

Entertainment (0.3%)
Electronic Arts, Inc.
4.800%, 3/1/26	600,000	601,412
1.850%, 2/15/31	295,000	245,639
Take-Two Interactive Software, Inc.
5.000%, 3/28/26	500,000	501,535
4.950%, 3/28/28	500,000	502,805
Tencent Music Entertainment Group
1.375%, 9/3/25	200,000	187,490
2.000%, 9/3/30	215,000	173,666
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	500,000	486,175
1.850%, 7/30/26	465,000	435,077
2.950%, 6/15/27	1,000,000	959,047
Walt Disney Co. (The)
3.700%, 10/15/25	1,040,000	1,021,377
1.750%, 1/13/26	1,070,000	1,012,582
3.375%, 11/15/26	300,000	291,085
2.200%, 1/13/28	700,000	647,433
2.000%, 9/1/29	500,000	442,560
2.650%, 1/13/31	1,250,000	1,112,188
Warnermedia Holdings, Inc.
3.638%, 3/15/25	800,000	782,690
3.755%, 3/15/27	1,840,000	1,763,062
4.054%, 3/15/29	555,000	524,905
4.279%, 3/15/32	1,145,000	1,046,053

		12,736,781

Interactive Media & Services (0.1%)
Alphabet, Inc.
0.450%, 8/15/25	435,000	408,233
1.998%, 8/15/26	500,000	471,909
0.800%, 8/15/27 (x)	1,000,000	893,605
1.100%, 8/15/30	650,000	538,436
Baidu, Inc.
4.125%, 6/30/25	695,000	682,977
1.720%, 4/9/26	200,000	185,388
1.625%, 2/23/27	290,000	262,241
4.375%, 3/29/28	290,000	284,458
4.875%, 11/14/28	315,000	314,269
2.375%, 10/9/30	200,000	168,096
2.375%, 8/23/31	500,000	411,005
Meta Platforms, Inc.
4.600%, 5/15/28	500,000	507,013
4.800%, 5/15/30	350,000	358,515
4.950%, 5/15/33	750,000	773,477
Weibo Corp. 3.375%, 7/8/30	500,000	430,545

		6,690,167

Media (0.5%)
Charter Communications Operating LLC
4.908%, 7/23/25	4,850,000	4,797,814
2.250%, 1/15/29	585,000	507,716
Comcast Corp.
3.950%, 10/15/25	1,750,000	1,725,760
3.150%, 3/1/26	2,000,000	1,941,306
4.150%, 10/15/28	5,025,000	4,956,576
4.550%, 1/15/29	350,000	351,416
3.400%, 4/1/30	2,500,000	2,337,740
4.650%, 2/15/33	750,000	757,642
4.800%, 5/15/33 (x)	500,000	506,371
Discovery Communications LLC
3.950%, 6/15/25	500,000	488,068
4.900%, 3/11/26 (x)	500,000	497,407
4.125%, 5/15/29	455,000	430,937
3.625%, 5/15/30 (x)	1,310,000	1,186,257
Fox Corp.
4.709%, 1/25/29	730,000	725,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
3.500%, 4/8/30 (x)	$2,000,000	$1,844,616
6.500%, 10/13/33	450,000	486,928
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28	250,000	246,244
2.400%, 3/1/31	1,750,000	1,478,209
5.375%, 6/15/33	350,000	355,798
Paramount Global 3.375%, 2/15/28	570,000	520,424

		26,143,024

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
3.625%, 4/22/29	500,000	471,094
2.875%, 5/7/30	1,450,000	1,288,325
4.700%, 7/21/32	405,000	396,228
Rogers Communications, Inc.
2.950%, 3/15/25 (x)	215,000	209,103
3.625%, 12/15/25	500,000	485,150
2.900%, 11/15/26	500,000	474,051
3.200%, 3/15/27	500,000	477,534
3.800%, 3/15/32 (x)	625,000	574,342
T-Mobile USA, Inc.
3.500%, 4/15/25	2,500,000	2,447,874
1.500%, 2/15/26	1,000,000	931,455
3.750%, 4/15/27	2,500,000	2,423,355
2.050%, 2/15/28	700,000	631,576
4.950%, 3/15/28 (x)	305,000	309,431
4.800%, 7/15/28	625,000	630,288
2.400%, 3/15/29	340,000	304,020
3.875%, 4/15/30	3,000,000	2,849,880
5.200%, 1/15/33 (x)	2,610,000	2,672,970
Vodafone Group plc
4.125%, 5/30/25	500,000	493,927

		18,070,603

Total Communication Services		94,627,630

Consumer Discretionary (1.7%)
Automobile Components (0.1%)
Aptiv plc
2.396%, 2/18/25	375,000	362,630
4.350%, 3/15/29	105,000	102,005
BorgWarner, Inc.
2.650%, 7/1/27	300,000	278,215
Lear Corp.
4.250%, 5/15/29	125,000	118,495
Magna International, Inc.
4.150%, 10/1/25	250,000	245,961
5.980%, 3/21/26	500,000	500,819
2.450%, 6/15/30 (x)	300,000	262,704
5.500%, 3/21/33 (x)	500,000	527,970

		2,398,799

Automobiles (0.2%)
Ford Motor Co.
3.250%, 2/12/32	2,500,000	2,071,300
6.100%, 8/19/32	2,500,000	2,513,400
General Motors Co.
6.800%, 10/1/27	405,000	428,477
5.000%, 10/1/28	750,000	754,844
5.400%, 10/15/29	500,000	508,771
Harley-Davidson, Inc.
3.500%, 7/28/25	400,000	386,745
Honda Motor Co. Ltd.
2.271%, 3/10/25	165,000	159,786
2.534%, 3/10/27	165,000	155,334
2.967%, 3/10/32	200,000	182,317
Toyota Motor Corp.
5.275%, 7/13/26	240,000	244,310
5.118%, 7/13/28	500,000	518,278
3.669%, 7/20/28	355,000	345,431
2.760%, 7/2/29	250,000	231,584
2.362%, 3/25/31	600,000	524,734
5.123%, 7/13/33 (x)	500,000	533,709

		9,559,020

Broadline Retail (0.4%)
Alibaba Group Holding Ltd.
3.400%, 12/6/27	1,780,000	1,687,013
2.125%, 2/9/31	490,000	405,852
Amazon.com, Inc.
3.000%, 4/13/25 (x)	750,000	734,693
0.800%, 6/3/25	500,000	473,531
4.600%, 12/1/25 (x)	1,000,000	1,003,118
5.200%, 12/3/25	500,000	505,525
1.000%, 5/12/26	1,300,000	1,201,169
3.300%, 4/13/27	1,300,000	1,262,217
1.200%, 6/3/27	340,000	306,453
3.150%, 8/22/27	4,000,000	3,846,806
4.550%, 12/1/27	1,000,000	1,015,149
3.600%, 4/13/32	1,650,000	1,570,521
4.700%, 12/1/32	1,000,000	1,027,439
eBay, Inc.
1.900%, 3/11/25	525,000	504,468
3.600%, 6/5/27	750,000	725,374
2.700%, 3/11/30	700,000	622,517
2.600%, 5/10/31 (x)	1,000,000	871,422
JD.com, Inc.
3.875%, 4/29/26	500,000	486,755
3.375%, 1/14/30	320,000	288,845

		18,538,867

Distributors (0.0%)†
Genuine Parts Co.
1.750%, 2/1/25	130,000	125,034
1.875%, 11/1/30	285,000	231,586
6.875%, 11/1/33	1,000,000	1,113,340

		1,469,960

Diversified Consumer Services (0.0%)†
Leland Stanford Junior University (The)
1.289%, 6/1/27	35,000	31,660
Yale University Series 2020 0.873%, 4/15/25	500,000	474,199
1.482%, 4/15/30	500,000	418,022

		923,881

Hotels, Restaurants & Leisure (0.4%)
Booking Holdings, Inc.
3.650%, 3/15/25	600,000	589,445
3.600%, 6/1/26	500,000	488,481
4.625%, 4/13/30	1,500,000	1,506,086

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Darden Restaurants, Inc.
6.300%, 10/10/33	$290,000	$311,293
Expedia Group, Inc.
4.625%, 8/1/27	840,000	836,607
3.250%, 2/15/30	1,500,000	1,374,448
2.950%, 3/15/31	185,000	163,564
Hyatt Hotels Corp.
4.850%, 3/15/26 (x)	250,000	247,878
5.750%, 1/30/27	320,000	326,854
4.375%, 9/15/28	950,000	921,550
Marriott International, Inc.
5.000%, 10/15/27	165,000	166,780
5.550%, 10/15/28	585,000	602,164
4.900%, 4/15/29	185,000	186,021
Series AA 4.650%, 12/1/28	500,000	496,776
Series FF 4.625%, 6/15/30	725,000	712,224
Series R 3.125%, 6/15/26	500,000	479,957
Series X 4.000%, 4/15/28	500,000	483,559
McDonald’s Corp.
3.375%, 5/26/25	750,000	735,143
1.450%, 9/1/25	200,000	189,402
3.500%, 3/1/27	775,000	752,856
3.800%, 4/1/28	1,100,000	1,072,647
4.800%, 8/14/28	500,000	508,383
2.625%, 9/1/29	290,000	265,214
2.125%, 3/1/30	220,000	192,292
4.600%, 9/9/32	350,000	354,218
4.950%, 8/14/33	500,000	514,457
Starbucks Corp.
3.800%, 8/15/25	700,000	687,015
4.750%, 2/15/26	185,000	185,841
2.450%, 6/15/26 (x)	500,000	474,576
2.000%, 3/12/27	350,000	324,363
3.500%, 3/1/28	750,000	721,574
4.000%, 11/15/28	800,000	787,708
2.250%, 3/12/30	350,000	307,374
3.000%, 2/14/32	220,000	197,253
4.800%, 2/15/33	355,000	362,533

		18,526,536

Household Durables (0.1%)
DR Horton, Inc.
2.600%, 10/15/25 (x)	350,000	334,871
1.300%, 10/15/26	275,000	250,463
1.400%, 10/15/27	750,000	667,560
Leggett & Platt, Inc.
3.500%, 11/15/27 (x)	500,000	471,754
4.400%, 3/15/29	350,000	338,940
Mohawk Industries, Inc.
5.850%, 9/18/28	125,000	129,396
3.625%, 5/15/30	350,000	323,530
NVR, Inc.
3.000%, 5/15/30	1,320,000	1,175,705
PulteGroup, Inc.
5.000%, 1/15/27 (x)	1,000,000	1,004,993
Whirlpool Corp.
3.700%, 5/1/25	500,000	490,682
4.750%, 2/26/29 (x)	150,000	149,194
4.700%, 5/14/32 (x)	285,000	276,790
5.500%, 3/1/33	100,000	102,137

		5,716,015

Leisure Products (0.0%)†
Hasbro, Inc.
3.550%, 11/19/26	250,000	237,049
3.500%, 9/15/27 (x)	290,000	272,950
3.900%, 11/19/29	500,000	464,347

		974,346

Specialty Retail (0.4%)
AutoNation, Inc.
4.500%, 10/1/25	215,000	210,561
3.800%, 11/15/27 (x)	500,000	468,938
1.950%, 8/1/28	225,000	193,237
2.400%, 8/1/31	150,000	120,951
3.850%, 3/1/32	300,000	267,110
AutoZone, Inc.
3.250%, 4/15/25 (x)	333,000	324,917
3.125%, 4/21/26	125,000	120,118
5.050%, 7/15/26	375,000	376,939
4.500%, 2/1/28	280,000	277,954
3.750%, 4/18/29	500,000	476,639
4.750%, 8/1/32	330,000	326,623
5.200%, 8/1/33	500,000	510,487
Best Buy Co., Inc.
4.450%, 10/1/28 (x)	1,000,000	992,801
1.950%, 10/1/30	375,000	311,584
Home Depot, Inc. (The)
2.700%, 4/15/25	270,000	263,288
3.350%, 9/15/25	490,000	480,024
4.000%, 9/15/25	145,000	143,641
3.000%, 4/1/26	750,000	726,431
2.125%, 9/15/26 (x)	625,000	588,699
2.875%, 4/15/27	335,000	320,435
2.800%, 9/14/27	750,000	712,682
0.900%, 3/15/28	700,000	613,178
3.900%, 12/6/28	290,000	285,423
4.900%, 4/15/29	585,000	600,459
2.950%, 6/15/29	455,000	427,587
3.250%, 4/15/32	435,000	401,225
4.500%, 9/15/32 (x)	440,000	448,141
Lowe’s Cos., Inc.
4.400%, 9/8/25	140,000	139,062
3.375%, 9/15/25	510,000	497,306
4.800%, 4/1/26	200,000	200,196
2.500%, 4/15/26	750,000	714,330
3.350%, 4/1/27	180,000	173,449
3.100%, 5/3/27	750,000	718,746
1.300%, 4/15/28	655,000	574,669
1.700%, 9/15/28	250,000	220,558
3.650%, 4/5/29	680,000	655,401
1.700%, 10/15/30	655,000	544,791
2.625%, 4/1/31	1,750,000	1,533,388
3.750%, 4/1/32 (x)	500,000	466,320
5.000%, 4/15/33	415,000	423,548
O’Reilly Automotive, Inc.
3.550%, 3/15/26	500,000	486,159
4.350%, 6/1/28	800,000	792,445
4.700%, 6/15/32 (x)	250,000	246,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Ross Stores, Inc.
0.875%, 4/15/26	$1,400,000	$1,282,190
TJX Cos., Inc. (The)
2.250%, 9/15/26	500,000	471,802
1.150%, 5/15/28	300,000	261,556
Tractor Supply Co.
1.750%, 11/1/30	280,000	229,806
5.250%, 5/15/33	75,000	76,761

		21,699,414

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
2.375%, 11/1/26	1,000,000	948,716
2.850%, 3/27/30	1,000,000	920,017
PVH Corp.
4.625%, 7/10/25	145,000	142,213
Ralph Lauren Corp.
3.750%, 9/15/25	350,000	343,458
2.950%, 6/15/30	130,000	117,960
Tapestry, Inc.
7.850%, 11/27/33	610,000	652,682
VF Corp.
2.950%, 4/23/30 (x)	2,000,000	1,673,522

		4,798,568

Total Consumer Discretionary		84,605,406

Consumer Staples (2.0%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	1,345,000	1,328,902
4.750%, 1/23/29	3,470,000	3,526,994
Brown-Forman Corp.
3.500%, 4/15/25	210,000	205,672
4.750%, 4/15/33 (x)	800,000	816,065
Coca-Cola Co. (The)
2.900%, 5/25/27	500,000	478,432
1.450%, 6/1/27	300,000	274,317
1.500%, 3/5/28	730,000	658,191
1.000%, 3/15/28	440,000	387,442
2.125%, 9/6/29 (x)	750,000	675,729
1.650%, 6/1/30	1,010,000	865,148
2.000%, 3/5/31	835,000	720,486
Coca-Cola Consolidated, Inc.
3.800%, 11/25/25	250,000	245,178
Coca-Cola Femsa SAB de CV
2.750%, 1/22/30	1,295,000	1,162,263
Constellation Brands, Inc.
4.400%, 11/15/25	335,000	331,172
5.000%, 2/2/26	85,000	84,847
3.500%, 5/9/27	300,000	288,516
4.350%, 5/9/27	500,000	496,165
4.650%, 11/15/28 (x)	310,000	310,664
3.150%, 8/1/29	750,000	695,335
2.250%, 8/1/31	475,000	399,695
4.750%, 5/9/32	500,000	498,710
4.900%, 5/1/33 (x)	250,000	250,595
Diageo Capital plc
1.375%, 9/29/25	245,000	231,209
3.875%, 5/18/28	400,000	390,807
2.375%, 10/24/29	410,000	363,408
2.000%, 4/29/30	245,000	211,652
5.625%, 10/5/33	1,500,000	1,615,236
Keurig Dr Pepper, Inc.
4.417%, 5/25/25	1,100,000	1,089,145
2.550%, 9/15/26	200,000	188,917
3.950%, 4/15/29 (x)	500,000	486,986
2.250%, 3/15/31	210,000	179,372
4.050%, 4/15/32	335,000	321,805
Molson Coors Beverage Co.
3.000%, 7/15/26	680,000	650,652
PepsiCo, Inc.
4.550%, 2/13/26	195,000	195,748
2.850%, 2/24/26 (x)	300,000	290,050
2.375%, 10/6/26 (x)	670,000	636,265
2.625%, 3/19/27	350,000	331,793
3.600%, 2/18/28	500,000	489,506
4.450%, 5/15/28	300,000	304,930
2.625%, 7/29/29 (x)	375,000	345,779
2.750%, 3/19/30	350,000	321,645
1.625%, 5/1/30	190,000	161,938
1.950%, 10/21/31	3,130,000	2,654,904
3.900%, 7/18/32	200,000	194,928
4.450%, 2/15/33	300,000	305,571

		26,662,764

Consumer Staples Distribution & Retail (0.3%)
Costco Wholesale Corp.
3.000%, 5/18/27	2,500,000	2,405,828
Dollar General Corp.
4.150%, 11/1/25	125,000	122,954
3.875%, 4/15/27	500,000	484,336
4.625%, 11/1/27	400,000	396,327
5.200%, 7/5/28 (x)	415,000	421,094
Dollar Tree, Inc.
2.650%, 12/1/31	500,000	424,369
Kroger Co. (The)
2.650%, 10/15/26	600,000	567,037
4.500%, 1/15/29 (x)	350,000	347,848
1.700%, 1/15/31	625,000	506,330
Sysco Corp.
2.400%, 2/15/30	115,000	101,488
5.950%, 4/1/30	2,000,000	2,126,351
2.450%, 12/14/31 (x)	180,000	151,819
Target Corp.
2.500%, 4/15/26	2,000,000	1,926,219
1.950%, 1/15/27	400,000	373,228
3.375%, 4/15/29	750,000	721,679
4.500%, 9/15/32 (x)	500,000	505,158
4.400%, 1/15/33 (x)	85,000	85,761
Walmart, Inc.
3.900%, 9/9/25	450,000	445,963
4.000%, 4/15/26	135,000	134,295
3.050%, 7/8/26 (x)	415,000	402,185
1.050%, 9/17/26 (x)	500,000	459,866
3.950%, 9/9/27 (x)	440,000	437,774
3.900%, 4/15/28	315,000	312,191
1.500%, 9/22/28 (x)	475,000	424,987
2.375%, 9/24/29	19,000	17,262
4.000%, 4/15/30	250,000	248,564
1.800%, 9/22/31	210,000	177,971
4.150%, 9/9/32	470,000	469,739
4.100%, 4/15/33	335,000	331,236

		15,529,859

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Food Products (0.5%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	$500,000	$475,659
2.900%, 3/1/32	340,000	302,807
Bunge Ltd. Finance Corp.
1.630%, 8/17/25	500,000	472,665
3.250%, 8/15/26	215,000	206,328
3.750%, 9/25/27	225,000	216,951
2.750%, 5/14/31	750,000	653,118
Campbell Soup Co.
3.950%, 3/15/25 (x)	750,000	739,217
3.300%, 3/19/25	450,000	439,111
Conagra Brands, Inc.
4.600%, 11/1/25 (x)	535,000	530,114
5.300%, 10/1/26	295,000	298,697
4.850%, 11/1/28	885,000	884,264
Flowers Foods, Inc.
3.500%, 10/1/26	535,000	512,117
2.400%, 3/15/31	160,000	134,951
General Mills, Inc.
4.000%, 4/17/25 (x)	500,000	493,155
4.200%, 4/17/28	375,000	369,228
2.250%, 10/14/31	875,000	735,233
4.950%, 3/29/33 (x)	180,000	182,250
Hershey Co. (The)
0.900%, 6/1/25	215,000	203,616
3.200%, 8/21/25	300,000	293,333
4.250%, 5/4/28	350,000	350,423
2.450%, 11/15/29	200,000	181,105
1.700%, 6/1/30	390,000	331,587
4.500%, 5/4/33	355,000	357,445
Hormel Foods Corp.
1.700%, 6/3/28 (x)	535,000	481,222
1.800%, 6/11/30	415,000	353,232
Ingredion, Inc.
3.200%, 10/1/26	200,000	191,556
J M Smucker Co. (The)
3.500%, 3/15/25 (x)	720,000	705,442
3.375%, 12/15/27	850,000	808,987
2.375%, 3/15/30	185,000	159,672
JBS USA LUX SA
5.125%, 2/1/28	2,500,000	2,482,438
Kellanova
3.400%, 11/15/27 (x)	650,000	623,343
4.300%, 5/15/28	500,000	494,658
5.250%, 3/1/33 (x)	180,000	184,411
McCormick & Co., Inc.
0.900%, 2/15/26 (x)	235,000	216,536
3.400%, 8/15/27 (x)	750,000	716,496
1.850%, 2/15/31	165,000	135,883
4.950%, 4/15/33	290,000	290,894
Mead Johnson Nutrition Co.
4.125%, 11/15/25	610,000	600,399
Mondelez International, Inc.
1.500%, 5/4/25	290,000	276,437
2.625%, 3/17/27 (x)	400,000	376,939
2.750%, 4/13/30	835,000	749,570
3.000%, 3/17/32 (x)	400,000	354,704
Tyson Foods, Inc.
4.000%, 3/1/26	250,000	244,775
3.550%, 6/2/27	975,000	931,455
4.350%, 3/1/29 (x)	325,000	315,360
Unilever Capital Corp.
3.375%, 3/22/25	500,000	490,385
3.100%, 7/30/25	300,000	293,827
2.000%, 7/28/26	250,000	235,221
3.500%, 3/22/28 (x)	1,000,000	969,083
4.875%, 9/8/28	200,000	205,265
2.125%, 9/6/29 (x)	500,000	445,084
1.375%, 9/14/30	210,000	173,307
1.750%, 8/12/31	345,000	286,880

		24,156,835

Household Products (0.2%)
Church & Dwight Co., Inc.
2.300%, 12/15/31	210,000	178,430
Clorox Co. (The)
3.100%, 10/1/27 (x)	500,000	471,848
3.900%, 5/15/28	500,000	484,199
4.400%, 5/1/29	500,000	493,947
1.800%, 5/15/30	140,000	116,936
4.600%, 5/1/32 (x)	500,000	497,680
Colgate-Palmolive Co.
3.100%, 8/15/25	125,000	122,171
3.100%, 8/15/27	250,000	241,440
4.600%, 3/1/28	355,000	363,766
Kimberly-Clark Corp.
3.050%, 8/15/25	300,000	292,298
2.750%, 2/15/26	250,000	240,085
1.050%, 9/15/27 (x)	250,000	223,205
3.950%, 11/1/28	375,000	368,545
3.200%, 4/25/29 (x)	750,000	711,235
2.000%, 11/2/31	750,000	634,655
4.500%, 2/16/33	100,000	100,676
Procter & Gamble Co. (The)
0.550%, 10/29/25 (x)	500,000	466,838
4.100%, 1/26/26 (x)	125,000	124,460
1.000%, 4/23/26	350,000	324,682
2.450%, 11/3/26	500,000	476,969
1.900%, 2/1/27	600,000	560,405
2.850%, 8/11/27	1,000,000	956,273
3.950%, 1/26/28 (x)	250,000	249,827
1.200%, 10/29/30	500,000	414,007
1.950%, 4/23/31	1,000,000	865,599
2.300%, 2/1/32 (x)	600,000	529,906
4.050%, 1/26/33 (x)	250,000	250,616

		10,760,698

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The)
3.150%, 3/15/27	500,000	478,374
4.375%, 5/15/28	225,000	224,609
1.950%, 3/15/31	585,000	490,331
4.650%, 5/15/33	250,000	250,819
Haleon UK Capital plc
3.125%, 3/24/25	750,000	732,362
Haleon US Capital LLC
3.375%, 3/24/27	550,000	528,749
3.375%, 3/24/29	500,000	472,303
3.625%, 3/24/32	610,000	561,849

		3,739,396

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Tobacco (0.4%)
Altria Group, Inc.
2.350%, 5/6/25	$385,000	$370,578
4.400%, 2/14/26	195,000	192,902
2.625%, 9/16/26	430,000	405,915
3.400%, 5/6/30	2,240,000	2,041,795
6.875%, 11/1/33	1,000,000	1,105,442
BAT Capital Corp.
3.215%, 9/6/26	750,000	716,109
2.259%, 3/25/28	350,000	312,992
3.462%, 9/6/29	750,000	688,761
4.906%, 4/2/30	1,500,000	1,464,360
6.343%, 8/2/30	500,000	523,957
4.742%, 3/16/32	500,000	479,445
7.750%, 10/19/32	110,000	123,995
6.421%, 8/2/33(x)	500,000	523,346
BAT International Finance plc
1.668%, 3/25/26	350,000	324,647
4.448%, 3/16/28	500,000	489,658
5.931%, 2/2/29	390,000	404,691
Philip Morris International, Inc.
1.500%, 5/1/25	205,000	195,873
3.375%, 8/11/25	250,000	243,888
4.875%, 2/13/26	1,375,000	1,379,167
0.875%, 5/1/26	300,000	274,476
3.125%, 8/17/27	1,000,000	951,330
4.875%, 2/15/28	1,500,000	1,517,314
5.250%, 9/7/28	500,000	513,555
5.125%, 2/15/30	1,500,000	1,522,788
2.100%, 5/1/30	120,000	101,980
1.750%, 11/1/30	300,000	247,303
5.375%, 2/15/33	1,500,000	1,536,969
5.625%, 9/7/33	500,000	522,984
Reynolds American, Inc.
4.450%, 6/12/25	2,035,000	2,011,067

		21,187,287

Total Consumer Staples		102,036,839

Energy (1.7%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
2.061%, 12/15/26	500,000	467,662
3.337%, 12/15/27	1,250,000	1,194,502
3.138%, 11/7/29	215,000	198,646
4.486%, 5/1/30	145,000	144,274
Halliburton Co.
3.800%, 11/15/25	38,000	37,257
2.920%, 3/1/30	2,000,000	1,799,729
Helmerich & Payne, Inc.
2.900%, 9/29/31	105,000	87,875
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	125,000	118,241
Schlumberger Investment SA
4.500%, 5/15/28	500,000	504,683
2.650%, 6/26/30	1,350,000	1,210,453
4.850%, 5/15/33 (x)	270,000	273,695

		6,037,017

Oil, Gas & Consumable Fuels (1.6%)
Boardwalk Pipelines LP
5.950%, 6/1/26	250,000	252,929
4.800%, 5/3/29	415,000	406,419
BP Capital Markets America, Inc.
3.410%, 2/11/26	750,000	732,111
3.119%, 5/4/26	500,000	483,433
4.234%, 11/6/28	1,250,000	1,241,623
1.749%, 8/10/30	3,300,000	2,788,528
2.721%, 1/12/32	625,000	544,358
4.812%, 2/13/33	215,000	215,851
BP Capital Markets plc
3.279%, 9/19/27	1,250,000	1,201,702
Canadian Natural Resources Ltd.
2.050%, 7/15/25	350,000	332,982
3.850%, 6/1/27	1,300,000	1,261,203
2.950%, 7/15/30	350,000	306,719
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	2,500,000	2,509,385
Cheniere Energy Partners LP
5.950%, 6/30/33§	925,000	946,654
Chevron Corp.
2.954%, 5/16/26	1,500,000	1,450,995
1.995%, 5/11/27	250,000	232,181
2.236%, 5/11/30	1,325,000	1,173,810
Chevron USA, Inc.
0.687%, 8/12/25	665,000	624,548
1.018%, 8/12/27	310,000	275,673
CNOOC Finance 2013 Ltd.
2.875%, 9/30/29	600,000	552,906
CNOOC Finance 2015 USA LLC
3.500%, 5/5/25	1,600,000	1,567,952
4.375%, 5/2/28	200,000	199,032
Columbia Pipeline Group, Inc.
4.500%, 6/1/25	400,000	395,122
ConocoPhillips Co.
2.400%, 3/7/25 (x)	197,000	191,061
Coterra Energy, Inc.
4.375%, 3/15/29	350,000	338,269
Devon Energy Corp.
5.850%, 12/15/25	500,000	506,092
Diamondback Energy, Inc.
3.250%, 12/1/26	765,000	741,448
Enbridge, Inc.
2.500%, 1/15/25	350,000	339,364
2.500%, 2/14/25	205,000	198,616
5.969%, 3/8/26	365,000	364,409
1.600%, 10/4/26	270,000	247,438
4.250%, 12/1/26 (x)	500,000	492,992
3.125%, 11/15/29 (x)	750,000	685,029
5.700%, 3/8/33	275,000	287,420
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.500%, 1/15/84 (k)	355,000	377,355
Energy Transfer LP
2.900%, 5/15/25	770,000	745,855
5.950%, 12/1/25	250,000	252,497
4.750%, 1/15/26	1,250,000	1,240,677
3.900%, 7/15/26	500,000	486,363
4.950%, 5/15/28	300,000	298,726
4.950%, 6/15/28	375,000	372,805
5.250%, 4/15/29	1,000,000	1,007,539
4.150%, 9/15/29	750,000	715,163
6.400%, 12/1/30	460,000	490,211

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
3.750%, 2/15/25 (x)	$1,415,000	$1,396,775
5.050%, 1/10/26	115,000	115,876
4.150%, 10/16/28	600,000	591,064
3.125%, 7/31/29	750,000	696,805
2.800%, 1/31/30	755,000	681,448
5.350%, 1/31/33	500,000	521,535
(CME Term SOFR 3 Month + 2.83%), 5.375%, 2/15/78 (k)	500,000	445,000
Series E
(CME Term SOFR 3 Month + 3.29%), 5.250%, 8/16/77 (k)	750,000	714,375
EOG Resources, Inc.
3.150%, 4/1/25	2,000,000	1,961,066
4.150%, 1/15/26	500,000	495,291
EQT Corp.
5.700%, 4/1/28	375,000	380,964
Equinor ASA
1.750%, 1/22/26	415,000	391,923
3.625%, 9/10/28	600,000	584,240
2.375%, 5/22/30	375,000	334,721
Exxon Mobil Corp.
2.709%, 3/6/25	1,000,000	976,060
3.043%, 3/1/26	2,025,000	1,965,618
2.275%, 8/16/26	500,000	475,039
HF Sinclair Corp.
5.875%, 4/1/26	250,000	252,685
Kinder Morgan, Inc.
1.750%, 11/15/26	1,715,000	1,576,853
4.300%, 3/1/28 (x)	1,250,000	1,233,124
Magellan Midstream Partners LP
5.000%, 3/1/26 (x)	250,000	248,972
3.250%, 6/1/30 (x)	250,000	225,901
Marathon Oil Corp.
4.400%, 7/15/27	750,000	731,836
Marathon Petroleum Corp.
4.700%, 5/1/25	1,000,000	992,512
3.800%, 4/1/28	300,000	285,837
MPLX LP
4.000%, 2/15/25 (x)	300,000	295,696
4.875%, 6/1/25	1,500,000	1,490,047
1.750%, 3/1/26	350,000	326,623
4.125%, 3/1/27 (x)	2,085,000	2,040,001
2.650%, 8/15/30	455,000	392,185
ONEOK, Inc.
2.200%, 9/15/25	350,000	332,754
5.850%, 1/15/26	160,000	161,685
5.550%, 11/1/26	290,000	295,011
4.000%, 7/13/27	225,000	217,393
5.650%, 11/1/28	190,000	195,783
4.350%, 3/15/29	500,000	485,736
3.400%, 9/1/29	500,000	460,768
3.100%, 3/15/30	350,000	314,263
5.800%, 11/1/30	310,000	320,753
Ovintiv, Inc.
5.650%, 5/15/25	165,000	165,921
5.650%, 5/15/28 (x)	420,000	428,279
Phillips 66
3.850%, 4/9/25	500,000	491,881
1.300%, 2/15/26	140,000	129,981
3.900%, 3/15/28	500,000	483,259
Phillips 66 Co.
3.550%, 10/1/26	300,000	290,523
4.950%, 12/1/27 (x)	500,000	503,841
Pioneer Natural Resources Co.
1.125%, 1/15/26	350,000	324,977
5.100%, 3/29/26	160,000	161,232
1.900%, 8/15/30	1,000,000	848,122
2.150%, 1/15/31	260,000	221,143
Plains All American Pipeline LP
4.500%, 12/15/26	500,000	492,940
3.550%, 12/15/29 (x)	2,500,000	2,296,485
Sabine Pass Liquefaction LLC
5.625%, 3/1/25	1,215,000	1,217,270
5.000%, 3/15/27	500,000	501,841
4.500%, 5/15/30	1,225,000	1,194,034
Spectra Energy Partners LP
3.500%, 3/15/25	1,000,000	978,422
3.375%, 10/15/26	315,000	302,547
Targa Resources Corp.
5.200%, 7/1/27	1,040,000	1,045,256
TC PipeLines LP
3.900%, 5/25/27	200,000	191,468
TotalEnergies Capital International SA
2.434%, 1/10/25	500,000	487,514
3.455%, 2/19/29 (x)	750,000	723,833
TotalEnergies Capital SA
3.883%, 10/11/28	250,000	245,342
TransCanada PipeLines Ltd.
4.875%, 1/15/26	550,000	548,466
6.203%, 3/9/26	500,000	499,831
4.250%, 5/15/28	1,750,000	1,703,134
2.500%, 10/12/31	625,000	521,849
Transcontinental Gas Pipe Line Co. LLC
4.000%, 3/15/28	500,000	485,326
3.250%, 5/15/30	250,000	226,677
Valero Energy Corp.
2.150%, 9/15/27	750,000	682,661
4.350%, 6/1/28	240,000	235,389
4.000%, 4/1/29	765,000	735,914
Valero Energy Partners LP
4.500%, 3/15/28	500,000	490,275
Western Midstream Operating LP
6.350%, 1/15/29	415,000	432,894
6.150%, 4/1/33	415,000	429,251
Williams Cos., Inc. (The)
5.400%, 3/2/26	385,000	387,779
3.750%, 6/15/27	500,000	481,971
5.300%, 8/15/28	500,000	511,463
2.600%, 3/15/31	1,165,000	995,906
4.650%, 8/15/32	750,000	729,339
5.650%, 3/15/33	500,000	521,955

		80,025,854

Total Energy		86,062,871

Financials (14.2%)
Banks (8.1%)
Australia & New Zealand Banking Group Ltd.
3.700%, 11/16/25	1,000,000	980,478
Series 3a2
5.671%, 10/3/25	600,000	608,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Banco Bilbao Vizcaya Argentaria SA
1.125%, 9/18/25	$800,000	$746,409
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.862%, 9/14/26 (k)	600,000	602,976
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.70%), 6.138%, 9/14/28 (k)	600,000	615,851
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)	500,000	543,767
Banco Santander SA
3.496%, 3/24/25 (x)	600,000	587,068
2.746%, 5/28/25	200,000	193,024
5.147%, 8/18/25	460,000	457,697
1.849%, 3/25/26	600,000	555,381
4.250%, 4/11/27	1,000,000	968,240
5.294%, 8/18/27	435,000	435,668
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.722%, 9/14/27 (k)	485,000	439,066
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)	200,000	192,149
4.379%, 4/12/28	1,200,000	1,160,842
5.588%, 8/8/28	500,000	511,060
3.306%, 6/27/29	800,000	736,855
3.490%, 5/28/30	200,000	179,855
2.749%, 12/3/30	1,745,000	1,445,394
2.958%, 3/25/31	480,000	411,949
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	600,000	499,912
6.921%, 8/8/33	295,000	313,322
6.938%, 11/7/33	1,250,000	1,379,439
Bank of America Corp.
4.000%, 1/22/25	1,000,000	986,015
(CME Term SOFR 3 Month + 1.07%), 3.366%, 1/23/26 (k)	750,000	732,449
(CME Term SOFR 3 Month + 0.90%), 2.015%, 2/13/26 (k)	1,000,000	960,467
4.450%, 3/3/26	655,000	646,571
(SOFR + 1.33%),
3.384%, 4/2/26 (k)	750,000	729,921
(SOFR + 1.75%), 4.827%, 7/22/26 (k)	1,000,000	992,041
(SOFR + 1.01%), 1.197%, 10/24/26 (k)	1,500,000	1,394,077
(SOFR + 1.29%), 5.080%, 1/20/27 (k)	500,000	499,511
(CME Term SOFR 3 Month + 1.32%), 3.559%, 4/23/27 (k)(x)	1,500,000	1,444,344
(SOFR + 0.96%), 1.734%, 7/22/27 (k)	2,410,000	2,204,428
(SOFR + 1.34%), 5.933%, 9/15/27 (k)	1,000,000	1,022,193
(CME Term SOFR 3 Month + 1.84%), 3.824%, 1/20/28 (k)	1,000,000	959,119
(SOFR + 1.05%), 2.551%, 2/4/28 (k)	800,000	741,391
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)	1,500,000	1,433,666
(SOFR + 1.58%), 4.376%, 4/27/28 (k)	1,250,000	1,221,684
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)	4,450,000	4,181,460
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)	2,000,000	1,910,386
(SOFR + 1.63%), 5.202%, 4/25/29 (k)	1,000,000	1,005,861
(SOFR + 1.06%), 2.087%, 6/14/29 (k)	2,150,000	1,896,704
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)	2,250,000	2,173,367
(SOFR + 1.57%), 5.819%, 9/15/29 (k)	1,000,000	1,033,764
(CME Term SOFR 3 Month + 1.44%), 3.194%, 7/23/30 (k)	1,300,000	1,177,995
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	2,500,000	2,146,671
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	1,000,000	817,704
(SOFR + 1.37%), 1.922%, 10/24/31 (k)	1,500,000	1,216,737
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	2,000,000	1,688,354
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	1,500,000	1,217,055
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	1,350,000	1,118,233
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	490,000	416,318
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	949,722
(SOFR + 2.16%), 5.015%, 7/22/33 (k)(x)	1,000,000	986,175
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	1,000,000	1,003,419
(SOFR + 1.84%), 5.872%, 9/15/34 (k)	1,750,000	1,834,653
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.482%, 9/21/36 (k)	1,750,000	1,389,148
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)	1,400,000	1,228,138
Series L
3.950%, 4/21/25	2,450,000	2,408,864
Series N
(SOFR + 0.91%), 1.658%, 3/11/27 (k)	750,000	694,375
(SOFR + 1.22%), 2.651%, 3/11/32 (k)	500,000	422,071

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Bank of America NA
5.650%, 8/18/25	$750,000	$759,351
5.526%, 8/18/26	750,000	763,925
Bank of Montreal
1.500%, 1/10/25	435,000	418,953
3.700%, 6/7/25	405,000	397,164
5.920%, 9/25/25 (x)	500,000	507,330
5.300%, 6/5/26 (x)	350,000	353,721
1.250%, 9/15/26	500,000	455,908
(SOFR + 0.60%), 0.949%, 1/22/27 (k)	1,200,000	1,106,042
2.650%, 3/8/27	265,000	249,087
5.203%, 2/1/28	500,000	508,743
5.717%, 9/25/28	500,000	517,216
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.088%, 1/10/37 (k)	750,000	606,825
Series H
4.700%, 9/14/27	500,000	500,153
Bank of Nova Scotia (The)
1.450%, 1/10/25 (x)	185,000	177,926
2.200%, 2/3/25 (x)	750,000	727,372
3.450%, 4/11/25	300,000	293,397
1.300%, 6/11/25 (x)	750,000	710,085
5.450%, 6/12/25	125,000	125,556
4.750%, 2/2/26 (x)	120,000	119,546
1.050%, 3/2/26	750,000	690,925
1.350%, 6/24/26	500,000	459,364
2.700%, 8/3/26 (x)	750,000	711,123
1.300%, 9/15/26 (x)	500,000	455,704
1.950%, 2/2/27 (x)	175,000	160,865
2.951%, 3/11/27	500,000	472,903
5.250%, 6/12/28 (x)	200,000	203,121
4.850%, 2/1/30 (x)	125,000	124,576
2.150%, 8/1/31 (x)	500,000	413,322
2.450%, 2/2/32	250,000	208,818
Series 2
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.625%, 10/27/81 (k)	2,250,000	1,690,313
BankUnited, Inc.
5.125%, 6/11/30	750,000	683,438
Barclays plc
3.650%, 3/16/25	1,750,000	1,711,674
4.375%, 1/12/26	1,500,000	1,477,720
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.304%, 8/9/26 (k)	925,000	920,170
(SOFR + 2.21%), 5.829%, 5/9/27 (k)	750,000	755,801
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.279%, 11/24/27 (k)	735,000	674,322
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 5.501%, 8/9/28 (k)	690,000	692,588
(ICE LIBOR USD 3 Month + 1.90%), 4.972%, 5/16/29 (k)	1,000,000	982,088
(ICE LIBOR USD 3 Month + 3.05%), 5.088%, 6/20/30 (k)	2,000,000	1,929,710
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	1,000,000	821,774
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.894%, 11/24/32 (k)	675,000	554,917
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	450,000	464,990
(SOFR + 3.57%), 7.119%, 6/27/34 (k)	935,000	991,981
(SOFR + 2.62%), 6.692%, 9/13/34 (k)	1,350,000	1,443,667
BPCE SA
3.375%, 12/2/26	500,000	482,045
Canadian Imperial Bank of Commerce
2.250%, 1/28/25	750,000	726,593
3.300%, 4/7/25	175,000	170,958
3.945%, 8/4/25	500,000	491,924
0.950%, 10/23/25 (x)	130,000	121,236
1.250%, 6/22/26 (x)	750,000	687,736
5.615%, 7/17/26	200,000	203,606
5.926%, 10/2/26 (x)	500,000	514,170
3.450%, 4/7/27 (x)	225,000	216,006
5.001%, 4/28/28	500,000	502,961
5.986%, 10/3/28	500,000	523,197
3.600%, 4/7/32	225,000	204,916
6.092%, 10/3/33	250,000	267,119
Citibank NA
5.864%, 9/29/25	755,000	767,465
5.803%, 9/29/28	1,000,000	1,042,898
Citigroup, Inc.
3.875%, 3/26/25	500,000	490,588
3.300%, 4/27/25	1,000,000	976,734
4.400%, 6/10/25	650,000	640,888
(SOFR + 0.69%), 2.014%, 1/25/26 (k)	855,000	821,921
4.600%, 3/9/26	595,000	587,116
(SOFR + 1.53%), 3.290%, 3/17/26 (k)	1,500,000	1,460,298
(SOFR + 2.84%), 3.106%, 4/8/26 (k)	2,500,000	2,429,049
3.400%, 5/1/26	2,500,000	2,412,879
(SOFR + 1.55%), 5.610%, 9/29/26 (k)	750,000	755,340
(SOFR + 0.77%), 1.122%, 1/28/27 (k)	1,250,000	1,148,769
(SOFR + 0.77%), 1.462%, 6/9/27 (k)	1,375,000	1,258,218
4.450%, 9/29/27	1,250,000	1,220,578
(SOFR + 1.28%), 3.070%, 2/24/28 (k)	1,000,000	942,040
(SOFR + 1.89%), 4.658%, 5/24/28 (k)	715,000	709,477

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28 (k)	$2,500,000	$2,363,992
(CME Term SOFR 3 Month + 1.45%), 4.075%, 4/23/29 (k)	2,000,000	1,923,275
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)	1,750,000	1,656,808
(SOFR + 1.42%), 2.976%, 11/5/30 (k)	1,250,000	1,112,725
(SOFR + 1.15%), 2.666%, 1/29/31 (k)	1,500,000	1,301,508
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	2,000,000	1,710,579
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	835,000	694,242
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	895,000	734,450
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	800,000	682,693
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	1,500,000	1,349,810
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	500,000	489,001
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	715,000	737,521
Citizens Bank NA
2.250%, 4/28/25	400,000	382,060
3.750%, 2/18/26 (x)	500,000	476,883
(SOFR + 2.00%), 4.575%, 8/9/28 (k)	500,000	474,006
Citizens Financial Group, Inc.
2.850%, 7/27/26 (x)	500,000	465,466
2.500%, 2/6/30	150,000	125,879
3.250%, 4/30/30	470,000	410,494
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	500,000	461,075
Comerica Bank
4.000%, 7/27/25	250,000	240,000
(SOFR + 2.61%), 5.332%, 8/25/33 (k)	250,000	226,563
Comerica, Inc.
4.000%, 2/1/29	450,000	425,067
Commonwealth Bank of Australia 5.499%, 9/12/25	1,250,000	1,263,670
Cooperatieve Rabobank UA
1.375%, 1/10/25	500,000	481,169
5.000%, 1/13/25	250,000	249,752
3.375%, 5/21/25	1,000,000	979,533
5.500%, 7/18/25	250,000	252,382
4.375%, 8/4/25	500,000	490,391
3.750%, 7/21/26	815,000	780,356
Discover Bank
3.450%, 7/27/26	840,000	793,523
4.650%, 9/13/28	625,000	594,104
2.700%, 2/6/30	250,000	211,331
Fifth Third Bancorp 2.375%, 1/28/25 (x)	250,000	241,826
(SOFR + 0.69%), 1.707%, 11/1/27 (k)	310,000	278,831
3.950%, 3/14/28 (x)	750,000	716,970
(SOFR + 1.36%), 4.055%, 4/25/28 (k)	290,000	276,398
(SOFR + 2.34%), 6.339%, 7/27/29 (k)	105,000	109,450
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	500,000	489,555
(SOFR + 1.66%), 4.337%, 4/25/33 (k)(x)	250,000	232,277
Fifth Third Bank NA
3.950%, 7/28/25	645,000	630,556
3.850%, 3/15/26	600,000	574,927
2.250%, 2/1/27	300,000	276,100
First Horizon Corp.
4.000%, 5/26/25	500,000	485,625
HSBC Holdings plc
4.250%, 8/18/25	1,600,000	1,563,998
(SOFR + 1.43%), 2.999%, 3/10/26 (k)	875,000	848,547
(SOFR + 1.54%), 1.645%, 4/18/26 (k)	2,125,000	2,020,188
(SOFR + 1.93%), 2.099%, 6/4/26 (k)	825,000	785,257
4.375%, 11/23/26	1,815,000	1,771,685
(SOFR + 1.29%), 1.589%, 5/24/27 (k)	820,000	750,727
(SOFR + 1.57%), 5.887%, 8/14/27 (k)	1,750,000	1,776,884
(SOFR + 1.10%), 2.251%, 11/22/27 (k)	780,000	715,354
(CME Term SOFR 3 Month + 1.81%), 4.041%, 3/13/28 (k)	1,250,000	1,204,785
(SOFR + 2.11%), 4.755%, 6/9/28 (k)	1,000,000	982,814
(SOFR + 2.61%), 5.210%, 8/11/28 (k)	495,000	494,683
(SOFR + 1.97%), 6.161%, 3/9/29 (k)	380,000	391,695
(CME Term SOFR 3 Month + 1.80%), 4.583%, 6/19/29 (k)	1,120,000	1,086,364
(SOFR + 1.29%), 2.206%, 8/17/29 (k)	450,000	392,926
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	1,165,000	1,087,242
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	5,715,000	4,919,181
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	595,000	495,766
(SOFR + 1.41%), 2.871%, 11/22/32 (k)	790,000	655,961
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	420,000	388,947
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	490,000	491,140
(SOFR + 2.39%), 6.254%, 3/9/34 (k)(x)	750,000	793,765
(SOFR + 2.98%), 6.547%, 6/20/34 (k)	1,000,000	1,042,918

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
(SOFR + 3.02%), 7.399%, 11/13/34 (k)	$1,000,000	$1,096,519
HSBC USA, Inc.
5.625%, 3/17/25	500,000	502,512
Huntington Bancshares, Inc.
4.000%, 5/15/25	350,000	342,529
(SOFR + 1.97%), 4.443%, 8/4/28 (k)	250,000	241,911
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	500,000	516,069
2.550%, 2/4/30	500,000	427,964
(SOFR + 2.05%), 5.023%, 5/17/33 (k)	420,000	406,490
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)	500,000	376,476
Huntington National Bank (The) (United States SOFR Compounded Index + 1.65%),
4.552%, 5/17/28 (k)	250,000	241,846
Industrial & Commercial Bank of China Ltd.
3.538%, 11/8/27	500,000	482,170
ING Groep NV
(SOFR + 1.64%), 3.869%, 3/28/26 (k)	500,000	489,965
3.950%, 3/29/27	1,250,000	1,208,640
(SOFR + 1.01%), 1.726%, 4/1/27 (k)	375,000	346,827
(SOFR + 1.56%), 6.083%, 9/11/27 (k)	250,000	255,074
(SOFR + 1.83%), 4.017%, 3/28/28 (k)	500,000	484,619
4.050%, 4/9/29	560,000	538,551
(SOFR + 1.32%), 2.727%, 4/1/32 (k)(x)	265,000	226,659
(SOFR + 2.09%), 6.114%, 9/11/34 (k)	315,000	330,626
JPMorgan Chase & Co.
(SOFR + 0.92%), 2.595%, 2/24/26 (k)	500,000	484,658
(CME Term SOFR 3 Month + 1.59%), 2.005%, 3/13/26 (k)(x)	555,000	533,484
3.300%, 4/1/26	2,000,000	1,935,875
(SOFR + 1.32%), 4.080%, 4/26/26 (k)	1,000,000	983,760
3.200%, 6/15/26	1,750,000	1,685,079
(SOFR + 0.80%), 1.045%, 11/19/26 (k)	1,250,000	1,157,117
(CME Term SOFR 3 Month + 0.70%), 1.040%, 2/4/27 (k)(x)	1,250,000	1,147,968
(SOFR + 0.89%), 1.578%, 4/22/27 (k)	1,185,000	1,093,370
(SOFR + 0.77%), 1.470%, 9/22/27 (k)(x)	925,000	837,075
(SOFR + 1.17%), 2.947%, 2/24/28 (k)	300,000	282,303
(SOFR + 1.56%), 4.323%, 4/26/28 (k)(x)	1,000,000	983,524
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)	2,750,000	2,627,749
(SOFR + 1.89%), 2.182%, 6/1/28 (k)	1,750,000	1,598,760
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29 (k)	4,750,000	4,503,012
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29 (k)	1,500,000	1,444,614
(SOFR + 1.02%), 2.069%, 6/1/29 (k)	1,110,000	984,226
(CME Term SOFR 3 Month + 1.52%), 4.203%, 7/23/29 (k)	1,500,000	1,456,013
(SOFR + 1.45%), 5.299%, 7/24/29 (k)	1,250,000	1,267,188
(SOFR + 1.57%), 6.087%, 10/23/29 (k)	865,000	911,644
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	1,000,000	977,357
(CME Term SOFR 3 Month + 1.42%), 3.702%, 5/6/30 (k)	625,000	588,272
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	555,000	541,793
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	1,735,000	1,541,042
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)	815,000	715,559
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	1,250,000	1,012,625
(SOFR + 1.07%), 1.953%, 2/4/32 (k)	750,000	609,734
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	1,155,000	976,437
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	2,750,000	2,284,160
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	700,000	599,719
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	835,000	806,355
(SOFR + 2.58%), 5.717%, 9/14/33 (k)(x)	960,000	991,839
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	965,000	978,230
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	800,000	863,018
KeyBank NA
3.300%, 6/1/25	250,000	240,060
4.150%, 8/8/25	535,000	518,661
4.700%, 1/26/26	250,000	243,927
3.400%, 5/20/26	1,000,000	932,587
4.390%, 12/14/27	100,000	94,387
4.900%, 8/8/32	500,000	437,194
5.000%, 1/26/33	500,000	467,049

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
KeyCorp
4.150%, 10/29/25 (x)	$310,000	$301,586
2.250%, 4/6/27	750,000	674,488
Korea Development Bank (The) 0.750%, 1/25/25	500,000	478,565
1.750%, 2/18/25	250,000	241,315
2.000%, 2/24/25	850,000	822,554
4.000%, 9/8/25	465,000	458,327
0.800%, 4/27/26	300,000	274,311
0.800%, 7/19/26	500,000	453,225
1.000%, 9/9/26	400,000	362,652
1.375%, 4/25/27	500,000	451,465
4.375%, 2/15/28	525,000	522,580
1.625%, 1/19/31	500,000	412,395
2.000%, 10/25/31	500,000	414,730
4.250%, 9/8/32	500,000	488,930
5.625%, 10/23/33	400,000	432,660
Kreditanstalt fuer Wiederaufbau
1.250%, 1/31/25	3,500,000	3,370,624
3.125%, 6/10/25	1,500,000	1,469,845
0.375%, 7/18/25	920,000	863,743
0.625%, 1/22/26	3,600,000	3,343,435
3.625%, 4/1/26 (x)	955,000	942,908
4.625%, 8/7/26	1,250,000	1,263,209
3.000%, 5/20/27 (x)	1,575,000	1,521,361
3.750%, 2/15/28	1,420,000	1,406,707
2.875%, 4/3/28 (x)	1,750,000	1,673,638
3.875%, 6/15/28	735,000	731,335
1.750%, 9/14/29	525,000	467,623
0.750%, 9/30/30	400,000	324,910
4.125%, 7/15/33	1,200,000	1,206,384
Landwirtschaftliche Rentenbank
2.000%, 1/13/25 (x)	3,000,000	2,918,870
0.875%, 3/30/26	600,000	556,698
1.750%, 7/27/26	500,000	470,713
0.875%, 9/3/30 (x)	750,000	611,422
5.000%, 10/24/33	750,000	805,461
Series 40 0.500%, 5/27/25	730,000	688,772
Lloyds Banking Group plc
4.450%, 5/8/25	575,000	567,840
4.582%, 12/10/25	1,000,000	979,181
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.511%, 3/18/26 (k)	500,000	487,713
4.650%, 3/24/26	1,750,000	1,713,855
3.750%, 1/11/27	1,385,000	1,329,559
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27 (k)	220,000	223,808
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.80%), 3.750%, 3/18/28 (k)	400,000	382,761
4.375%, 3/22/28	1,350,000	1,317,862
4.550%, 8/16/28	850,000	833,359
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	500,000	512,630
M&T Bank Corp.
(United States SOFR Compounded Index + 1.78%), 4.553%, 8/16/28 (k)	335,000	322,822
Manufacturers & Traders Trust Co.
2.900%, 2/6/25	1,000,000	968,292
5.400%, 11/21/25	250,000	248,372
3.400%, 8/17/27	330,000	304,157
4.700%, 1/27/28	500,000	483,867
Mitsubishi UFJ Financial Group, Inc.
2.193%, 2/25/25	1,000,000	965,877
3.777%, 3/2/25	1,000,000	982,944
1.412%, 7/17/25	430,000	406,055
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26 (k)	200,000	200,947
3.850%, 3/1/26	216,000	210,511
2.757%, 9/13/26	1,250,000	1,179,442
3.677%, 2/22/27 (x)	1,000,000	969,938
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.538%, 7/20/27 (k)	500,000	456,817
3.287%, 7/25/27	1,000,000	951,903
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)	1,500,000	1,364,515
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.341%, 1/19/28 (k)	600,000	553,708
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.017%, 7/20/28 (k)	400,000	400,234
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.354%, 9/13/28 (k)	400,000	405,389
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.422%, 2/22/29 (k)	205,000	208,580
3.741%, 3/7/29(x)	750,000	716,220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.242%, 4/19/29 (k)	215,000	217,984
3.195%, 7/18/29	1,000,000	920,565
2.559%, 2/25/30	1,000,000	875,324
2.048%, 7/17/30	460,000	387,089
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.852%, 1/19/33 (k)	500,000	427,872
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	406,099

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.472%, 9/13/33 (k)	$600,000	$620,710
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)(x)	200,000	206,734
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)(x)	290,000	299,364
Series 8NC7
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.475%, 2/22/31 (k)	205,000	209,991
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.651%, 5/22/26 (k)(x)	500,000	480,781
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26 (k)	300,000	286,800
2.839%, 9/13/26	850,000	803,346
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.234%, 5/22/27 (k)(x)	500,000	455,276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.554%, 7/9/27 (k)	750,000	685,078
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29 (k)	500,000	511,655
(CME Term SOFR 3 Month + 1.53%), 4.254%, 9/11/29 (k)	1,000,000	966,012
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)	500,000	454,979
(CME Term SOFR 3 Month + 1.39%), 3.153%, 7/16/30 (k)	750,000	674,656
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.739%, 5/27/31 (k)	500,000	515,089
(CME Term SOFR 3 Month + 1.77%), 2.201%, 7/10/31 (k)	500,000	416,311
(CME Term SOFR 3 Month + 1.53%), 1.979%, 9/8/31 (k)	300,000	244,596
2.564%, 9/13/31	310,000	251,853
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 2.260%, 7/9/32 (k)	750,000	611,491
Morgan Stanley Bank NA
5.479%, 7/16/25	345,000	348,084
4.754%, 4/21/26	360,000	359,619
National Australia Bank Ltd.
5.200%, 5/13/25	335,000	337,050
3.500%, 6/9/25	250,000	245,221
4.966%, 1/12/26	250,000	251,189
3.375%, 1/14/26	750,000	730,765
2.500%, 7/12/26	1,500,000	1,422,168
3.905%, 6/9/27	500,000	488,271
4.944%, 1/12/28	300,000	303,194
4.900%, 6/13/28	500,000	503,468
National Bank of Canada
5.250%, 1/17/25 (x)	500,000	499,820
NatWest Group plc
4.800%, 4/5/26	1,750,000	1,734,414
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.847%, 3/2/27 (k)	200,000	201,786
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.642%, 6/14/27 (k)	1,050,000	958,589
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.073%, 5/22/28 (k)	295,000	273,942
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.516%, 9/30/28 (k)	200,000	201,310
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29 (k)	730,000	746,446
(ICE LIBOR USD 3 Month + 1.87%), 4.445%, 5/8/30 (k)	750,000	716,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34 (k)	200,000	209,724
Oesterreichische Kontrollbank AG
1.500%, 2/12/25	375,000	361,923
2.875%, 5/23/25	1,000,000	975,892
0.375%, 9/17/25	910,000	848,800
4.125%, 1/20/26	235,000	233,925
0.500%, 2/2/26	935,000	864,125
3.625%, 9/9/27	409,000	403,368
4.250%, 3/1/28	545,000	549,359
PNC Bank NA
2.950%, 2/23/25	250,000	243,396
3.875%, 4/10/25	1,000,000	979,243
3.250%, 6/1/25	500,000	486,381
3.100%, 10/25/27	500,000	468,877
2.700%, 10/22/29	395,000	345,554
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.812%, 6/12/26 (k)	435,000	437,054
2.600%, 7/23/26	350,000	330,831
1.150%, 8/13/26	500,000	454,546
(United States SOFR Compounded Index + 1.09%), 4.758%, 1/26/27 (k)	225,000	223,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
3.150%, 5/19/27	$750,000	$710,955
(United States SOFR Compounded Index + 1.73%), 6.615%, 10/20/27 (k)	355,000	367,979
3.450%, 4/23/29	750,000	710,174
(SOFR + 1.84%), 5.582%, 6/12/29 (k)	440,000	448,802
2.550%, 1/22/30	750,000	656,325
(SOFR + 0.98%), 2.307%, 4/23/32 (k)	1,000,000	834,883
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	500,000	468,974
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	210,000	205,377
(SOFR + 1.95%), 5.939%, 8/18/34 (k)	750,000	780,937
(SOFR + 2.28%), 6.875%, 10/20/34 (k)	400,000	443,685
Regions Financial Corp.
2.250%, 5/18/25	300,000	286,115
1.800%, 8/12/28	500,000	427,586
Royal Bank of Canada
1.600%, 1/21/25 (x)	500,000	482,133
3.375%, 4/14/25 (x)	500,000	489,764
4.950%, 4/25/25 (x)	355,000	355,171
1.150%, 6/10/25 (x)	530,000	502,157
4.875%, 1/12/26	500,000	501,128
0.875%, 1/20/26	750,000	693,915
1.200%, 4/27/26	750,000	692,461
1.150%, 7/14/26 (x)	750,000	685,825
5.200%, 7/20/26 (x)	500,000	505,705
1.400%, 11/2/26	500,000	457,327
2.050%, 1/21/27	500,000	463,100
3.625%, 5/4/27	500,000	484,459
4.240%, 8/3/27 (x)	500,000	493,800
4.900%, 1/12/28 (x)	500,000	505,438
5.200%, 8/1/28 (x)	500,000	509,548
2.300%, 11/3/31	500,000	419,304
5.000%, 5/2/33 (x)	500,000	507,146
Santander Holdings USA, Inc.
3.450%, 6/2/25	500,000	484,406
4.500%, 7/17/25	1,500,000	1,483,848
(SOFR + 2.33%), 5.807%, 9/9/26 (k)	295,000	295,669
4.400%, 7/13/27	485,000	470,152
(SOFR + 1.25%), 2.490%, 1/6/28 (k)	260,000	238,023
(SOFR + 2.36%), 6.499%, 3/9/29 (k)	125,000	128,913
(SOFR + 2.70%), 6.565%, 6/12/29 (k)	500,000	514,881
Santander UK Group Holdings plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.532%, 8/21/26 (k)	1,000,000	932,174
(SOFR + 0.99%), 1.673%, 6/14/27 (k)	1,000,000	908,354
(SOFR + 1.22%), 2.469%, 1/11/28 (k)	500,000	455,210
(ICE LIBOR USD 3 Month + 1.40%), 3.823%, 11/3/28 (k)(x)	$750,000	$703,924
(SOFR + 2.60%), 6.534%, 1/10/29 (k)	235,000	243,328
(SOFR + 1.48%), 2.896%, 3/15/32 (k)	500,000	427,262
Sumitomo Mitsui Banking Corp.
3.650%, 7/23/25	750,000	732,232
Sumitomo Mitsui Financial Group, Inc.
2.348%, 1/15/25	400,000	388,045
1.474%, 7/8/25	925,000	874,608
0.948%, 1/12/26	500,000	460,117
5.464%, 1/13/26	500,000	503,934
1.402%, 9/17/26	1,000,000	910,476
3.010%, 10/19/26	1,000,000	949,732
2.174%, 1/14/27	220,000	203,264
3.364%, 7/12/27	750,000	713,494
3.352%, 10/18/27	750,000	710,719
5.800%, 7/13/28	500,000	518,117
4.306%, 10/16/28	750,000	730,987
2.472%, 1/14/29	500,000	446,059
3.040%, 7/16/29	1,000,000	907,451
3.202%, 9/17/29	350,000	318,297
2.724%, 9/27/29	350,000	310,389
5.710%, 1/13/30	320,000	331,558
2.750%, 1/15/30	400,000	352,777
2.130%, 7/8/30	750,000	631,167
5.852%, 7/13/30	500,000	523,155
1.710%, 1/12/31	500,000	403,605
2.222%, 9/17/31	1,000,000	824,241
5.766%, 1/13/33	1,500,000	1,584,084
5.776%, 7/13/33	500,000	529,616
5.808%, 9/14/33 (x)	200,000	212,486
Synovus Bank
5.625%, 2/15/28	250,000	240,000
Toronto-Dominion Bank(The)
1.450%, 1/10/25	500,000	481,595
3.766%, 6/6/25	500,000	492,178
1.150%, 6/12/25	750,000	709,709
0.750%, 1/6/26	1,000,000	922,277
1.200%, 6/3/26	1,025,000	941,727
5.532%, 7/17/26	400,000	407,763
1.250%, 9/10/26	750,000	685,055
5.264%, 12/11/26	260,000	265,123
1.950%, 1/12/27 (x)	500,000	461,423
2.800%, 3/10/27 (x)	500,000	471,850
4.108%, 6/8/27 (x)	500,000	490,210
4.693%, 9/15/27 (x)	400,000	399,234
5.523%, 7/17/28 (x)	400,000	411,551
2.000%, 9/10/31 (x)	500,000	415,261
(USD Swap Semi 5 Year + 2.21%), 3.625%, 9/15/31 (k)(x)	1,000,000	959,479
2.450%, 1/12/32 (x)	500,000	421,374
3.200%, 3/10/32	500,000	444,543
4.456%, 6/8/32 (x)	265,000	257,542
Truist Bank
1.500%, 3/10/25	750,000	716,365
4.050%, 11/3/25	185,000	181,675
3.800%, 10/30/26 (x)	300,000	287,561
2.250%, 3/11/30	535,000	438,200

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Truist Financial Corp.
4.000%, 5/1/25	$600,000	$589,894
3.700%, 6/5/25	750,000	733,783
1.200%, 8/5/25	500,000	469,716
(SOFR + 1.46%), 4.260%, 7/28/26 (k)	500,000	489,724
(SOFR + 0.61%), 1.267%, 3/2/27 (k)	955,000	872,652
(SOFR + 2.05%), 6.047%, 6/8/27 (k)	115,000	116,956
(SOFR + 1.37%), 4.123%, 6/6/28 (k)(x)	315,000	303,922
(SOFR + 1.44%), 4.873%, 1/26/29 (k)	205,000	201,628
3.875%, 3/19/29 (x)	750,000	699,312
(SOFR + 0.86%), 1.887%, 6/7/29 (k)	375,000	324,152
1.950%, 6/5/30	335,000	279,626
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	500,000	463,831
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	205,000	198,415
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	500,000	509,689
US Bancorp
1.450%, 5/12/25	600,000	571,473
3.950%, 11/17/25	500,000	491,029
3.100%, 4/27/26	1,415,000	1,356,511
(SOFR + 0.73%), 2.215%, 1/27/28 (k)	400,000	367,511
3.900%, 4/26/28	650,000	628,504
(SOFR + 1.66%), 4.548%, 7/22/28 (k)(x)	500,000	492,277
(SOFR + 1.23%), 4.653%, 2/1/29 (k)	500,000	491,892
(SOFR + 2.02%), 5.775%, 6/12/29 (k)	500,000	513,093
1.375%, 7/22/30	600,000	480,564
(SOFR + 1.02%), 2.677%, 1/27/33 (k)	400,000	333,073
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	330,197
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	500,000	479,449
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	750,000	772,173
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.95%), 2.491%, 11/3/36 (k)	1,000,000	774,711
US Bank NA
2.050%, 1/21/25	1,000,000	966,481
2.800%, 1/27/25	1,000,000	973,716
Webster Financial Corp.
4.100%, 3/25/29	500,000	464,062
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.01%), 2.164%, 2/11/26 (k)	1,250,000	1,204,118
3.000%, 4/22/26	4,000,000	3,832,488
(SOFR + 1.32%), 3.908%, 4/25/26 (k)	1,470,000	1,442,214
(SOFR + 1.56%), 4.540%, 8/15/26 (k)(x)	375,000	371,112
3.000%, 10/23/26	1,500,000	1,423,648
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)	1,110,000	1,063,469
(SOFR + 1.51%), 3.526%, 3/24/28 (k)	710,000	676,259
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)	8,035,000	7,656,383
(SOFR + 2.10%), 2.393%, 6/2/28 (k)	1,010,000	926,281
(SOFR + 1.98%), 4.808%, 7/25/28 (k)	665,000	660,049
(SOFR + 1.74%), 5.574%, 7/25/29 (k)	435,000	444,654
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	1,250,000	1,107,812
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	2,625,000	2,270,679
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	2,135,000	1,864,948
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	625,000	605,482
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	325,000	325,723
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	600,000	610,408
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	1,430,000	1,548,540
Wells Fargo Bank NA
5.550%, 8/1/25 (x)	1,245,000	1,258,209
5.450%, 8/7/26	1,250,000	1,270,899
5.254%, 12/11/26	600,000	607,575
Westpac Banking Corp.
3.735%, 8/26/25	1,500,000	1,474,250
2.850%, 5/13/26	750,000	720,034
1.150%, 6/3/26	500,000	460,531
3.350%, 3/8/27	1,250,000	1,206,937
4.043%, 8/26/27	1,500,000	1,476,569
1.953%, 11/20/28	500,000	442,384
2.650%, 1/16/30	350,000	314,658
2.150%, 6/3/31(x)	500,000	421,830
6.820%, 11/17/33	1,250,000	1,361,672
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.668%, 11/15/35 (k)	2,000,000	1,624,536
Wintrust Financial Corp.
4.850%, 6/6/29 (x)	250,000	229,005
Zions Bancorp NA
3.250%, 10/29/29	500,000	408,125

		409,331,551

Capital Markets (2.8%)
Affiliated Managers Group, Inc.
3.300%, 6/15/30	210,000	185,643
Ameriprise Financial, Inc.
2.875%, 9/15/26 (x)	500,000	478,083
4.500%, 5/13/32	90,000	89,269
Ares Capital Corp.
4.250%, 3/1/25	500,000	488,897
3.250%, 7/15/25	500,000	478,968
2.150%, 7/15/26	285,000	259,561
7.000%, 1/15/27	110,000	113,258

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
2.875%, 6/15/27	$500,000	$456,929
2.875%, 6/15/28	500,000	442,121
3.200%, 11/15/31 (x)	500,000	417,467
Bain Capital Specialty Finance, Inc.
2.950%, 3/10/26	400,000	372,467
2.550%, 10/13/26 (x)	500,000	450,982
Bank of New York Mellon Corp. (The)
0.750%, 1/28/26	500,000	460,240
2.800%, 5/4/26	750,000	717,515
(SOFR + 1.35%), 4.414%, 7/24/26 (k)	240,000	237,399
1.050%, 10/15/26	1,000,000	904,804
2.050%, 1/26/27	400,000	370,687
(SOFR + 1.03%), 4.947%, 4/26/27 (k)	230,000	229,978
3.250%, 5/16/27	700,000	670,197
3.850%, 4/28/28	850,000	826,031
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	500,000	487,647
(SOFR + 1.17%), 4.543%, 2/1/29 (k)	250,000	248,299
3.850%, 4/26/29	500,000	483,321
(SOFR + 1.76%), 4.596%, 7/26/30 (k)	145,000	144,068
1.650%, 1/28/31	500,000	412,422
1.800%, 7/28/31	750,000	613,731
2.500%, 1/26/32	200,000	170,419
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	500,000	477,144
(SOFR + 1.85%), 6.474%, 10/25/34 (k)	1,000,000	1,105,225
Series J
1.900%, 1/25/29	500,000	441,509
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	350,000	348,171
BGC Group, Inc.
8.000%, 5/25/28	500,000	519,375
BlackRock, Inc.
3.200%, 3/15/27 (x)	347,000	335,970
3.250%, 4/30/29	445,000	427,195
4.750%, 5/25/33	900,000	904,215
Blackstone Private Credit Fund
2.700%, 1/15/25	190,000	183,282
4.700%, 3/24/25	250,000	245,745
2.625%, 12/15/26	1,000,000	904,553
3.250%, 3/15/27	500,000	458,726
4.000%, 1/15/29	250,000	227,756
Blackstone Secured Lending Fund
3.625%, 1/15/26 (x)	250,000	238,650
2.125%, 2/15/27	500,000	442,934
2.850%, 9/30/28	500,000	433,404
Blue Owl Capital Corp.
3.750%, 7/22/25	350,000	335,811
4.250%, 1/15/26	250,000	241,275
3.400%, 7/15/26	500,000	464,647
2.875%, 6/11/28	750,000	657,205
Blue Owl Credit Income Corp.
5.500%, 3/21/25	250,000	246,505
4.700%, 2/8/27	300,000	284,184
7.950%, 6/13/28§	500,000	516,119
Brookfield Corp.
4.000%, 1/15/25	600,000	589,276
Brookfield Finance, Inc.
3.900%, 1/25/28	500,000	481,470
4.350%, 4/15/30	2,000,000	1,924,506
2.724%, 4/15/31	230,000	193,863
Cboe Global Markets, Inc.
3.650%, 1/12/27	650,000	630,279
3.000%, 3/16/32 (x)	500,000	440,886
Charles Schwab Corp. (The)
3.000%, 3/10/25	150,000	146,270
3.625%, 4/1/25	1,000,000	981,604
3.850%, 5/21/25	750,000	736,853
1.150%, 5/13/26	375,000	343,449
5.875%, 8/24/26	335,000	342,864
3.200%, 3/2/27	500,000	476,125
2.450%, 3/3/27	210,000	195,394
3.300%, 4/1/27	455,000	434,201
2.000%, 3/20/28	1,200,000	1,066,883
(SOFR + 2.21%), 5.643%, 5/19/29 (k)	500,000	512,516
3.250%, 5/22/29	500,000	467,331
(SOFR + 1.88%), 6.196%, 11/17/29 (k)	280,000	293,685
2.300%, 5/13/31	750,000	628,282
2.900%, 3/3/32	280,000	240,999
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	250,000	257,587
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	500,000	526,413
CI Financial Corp.
3.200%, 12/17/30	565,000	446,011
CME Group, Inc.
3.000%, 3/15/25 (x)	1,000,000	979,595
3.750%, 6/15/28 (x)	350,000	342,300
2.650%, 3/15/32 (x)	355,000	314,938
Credit Suisse AG
7.950%, 1/9/25	400,000	408,817
3.700%, 2/21/25	375,000	367,477
2.950%, 4/9/25	1,000,000	967,551
1.250%, 8/7/26	600,000	543,837
5.000%, 7/9/27	500,000	500,346
7.500%, 2/15/28	400,000	437,548
Deutsche Bank AG
4.162%, 5/13/25	315,000	310,391
4.100%, 1/13/26	1,000,000	973,279
1.686%, 3/19/26	180,000	167,334
(SOFR + 3.19%), 6.119%, 7/14/26 (k)	335,000	338,247
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	1,055,000	986,930
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	495,000	515,293
5.371%, 9/9/27	500,000	506,638
(SOFR + 1.22%), 2.311%, 11/16/27 (k)	510,000	465,703
(SOFR + 1.32%), 2.552%, 1/7/28 (k)	1,000,000	915,837
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	157,054
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	2,355,000	2,061,548
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	225,000	230,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Eaton Vance Corp.
3.500%, 4/6/27	$250,000	$238,998
Franklin Resources, Inc.
2.850%, 3/30/25	1,250,000	1,215,818
1.600%, 10/30/30	600,000	487,612
FS KKR Capital Corp.
4.125%, 2/1/25	500,000	487,677
3.400%, 1/15/26	500,000	472,810
2.625%, 1/15/27	500,000	448,719
3.250%, 7/15/27	500,000	455,040
3.125%, 10/12/28	300,000	261,698
Goldman Sachs BDC, Inc.
3.750%, 2/10/25	250,000	244,548
2.875%, 1/15/26 (x)	250,000	237,580
Goldman Sachs Group, Inc. (The)
(SOFR + 0.61%), 0.855%, 2/12/26 (k)	915,000	866,544
3.750%, 2/25/26	580,000	566,014
(SOFR + 1.08%), 5.798%, 8/10/26 (k)	3,210,000	3,240,324
3.500%, 11/16/26	1,815,000	1,748,652
(SOFR + 0.79%), 1.093%, 12/9/26 (k)	1,000,000	922,848
(SOFR + 0.80%), 1.431%, 3/9/27 (k)	1,000,000	921,784
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	1,250,000	1,134,591
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	1,060,000	969,963
(SOFR + 1.11%), 2.640%, 2/24/28 (k)	455,000	421,770
(SOFR + 1.85%), 3.615%, 3/15/28 (k)	1,000,000	958,794
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	1,000,000	956,301
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	2,000,000	1,933,479
2.600%, 2/7/30	6,515,000	5,706,883
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	570,000	460,727
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	1,070,000	897,440
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	2,140,000	1,754,904
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	720,000	599,682
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	1,000,000	856,103
(SOFR + 1.95%), 6.561%, 10/24/34 (k)(x)	3,000,000	3,307,072
Golub Capital BDC, Inc.
2.050%, 2/15/27	500,000	439,170
Hercules Capital, Inc.
3.375%, 1/20/27	335,000	304,762
Intercontinental Exchange, Inc.
3.650%, 5/23/25	290,000	284,661
3.750%, 12/1/25	610,000	599,549
4.000%, 9/15/27	600,000	588,686
3.750%, 9/21/28	535,000	519,685
4.350%, 6/15/29	250,000	248,701
Jefferies Financial Group, Inc.
4.850%, 1/15/27 (x)	665,000	660,775
5.875%, 7/21/28	270,000	276,459
2.625%, 10/15/31	1,500,000	1,243,525
Lazard Group LLC
4.500%, 9/19/28	350,000	340,167
4.375%, 3/11/29	500,000	485,595
Legg Mason, Inc.
4.750%, 3/15/26	250,000	249,467
Main Street Capital Corp.
3.000%, 7/14/26	325,000	297,286
Moody’s Corp.
2.000%, 8/19/31 (x)	1,250,000	1,037,355
4.250%, 8/8/32	250,000	243,367
Morgan Stanley
4.000%, 7/23/25	505,000	496,969
(SOFR + 0.94%), 2.630%, 2/18/26 (k)	750,000	726,247
(SOFR + 1.67%), 4.679%, 7/17/26 (k)	460,000	455,851
3.125%, 7/27/26	3,000,000	2,872,261
(SOFR + 1.77%), 6.138%, 10/16/26 (k)	1,000,000	1,019,675
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	2,750,000	2,530,402
3.625%, 1/20/27	4,000,000	3,874,219
(SOFR + 1.30%), 5.050%, 1/28/27 (k)	300,000	300,288
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	1,700,000	1,566,391
(SOFR + 0.86%), 1.512%, 7/20/27 (k)(x)	2,000,000	1,827,464
(SOFR + 1.00%), 2.475%, 1/21/28 (k)	1,035,000	960,515
(SOFR + 1.61%), 4.210%, 4/20/28 (k)	870,000	848,902
(SOFR + 2.24%), 6.296%, 10/18/28 (k)	1,000,000	1,046,798
(CME Term SOFR 3 Month + 1.40%), 3.772%, 1/24/29 (k)	1,800,000	1,717,938
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	500,000	501,723
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	765,000	768,925
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	430,000	438,177
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	950,000	924,976
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	4,140,000	3,624,152
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	2,000,000	1,839,923
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	2,000,000	1,631,142
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	925,000	764,341
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	820,000	698,169
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	750,000	727,133

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	$925,000	$991,752
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	910,000	909,989
(SOFR + 1.88%), 5.424%, 7/21/34 (k)	560,000	567,924
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	1,250,000	989,419
(SOFR + 2.62%), 5.297%, 4/20/37 (k)	785,000	759,359
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.948%, 1/19/38 (k)	500,000	503,787
Nasdaq, Inc.
5.650%, 6/28/25	95,000	95,892
3.850%, 6/30/26 (x)	145,000	141,767
5.350%, 6/28/28	225,000	230,960
1.650%, 1/15/31	750,000	610,101
Nomura Holdings, Inc.
2.648%, 1/16/25	380,000	368,490
5.099%, 7/3/25	750,000	745,462
5.709%, 1/9/26	200,000	201,809
2.329%, 1/22/27	500,000	458,837
5.386%, 7/6/27	500,000	501,749
5.842%, 1/18/28	200,000	204,119
6.070%, 7/12/28	500,000	515,148
2.710%, 1/22/29	500,000	442,851
3.103%, 1/16/30	750,000	664,607
2.679%, 7/16/30 (x)	1,000,000	847,774
2.608%, 7/14/31	685,000	565,761
2.999%, 1/22/32	500,000	423,375
6.181%, 1/18/33 (x)	200,000	213,302
6.087%, 7/12/33	500,000	530,002
Northern Trust Corp.
4.000%, 5/10/27 (x)	335,000	329,937
3.650%, 8/3/28 (x)	500,000	483,115
3.150%, 5/3/29 (x)	500,000	469,574
1.950%, 5/1/30 (x)	560,000	479,363
(ICE LIBOR USD 3 Month + 1.13%), 3.375%, 5/8/32 (k)	468,000	432,595
Oaktree Specialty Lending Corp.
3.500%, 2/25/25	80,000	77,316
2.700%, 1/15/27	500,000	447,577
7.100%, 2/15/29	500,000	513,802
Prospect Capital Corp.
3.706%, 1/22/26	250,000	234,142
3.364%, 11/15/26	270,000	242,618
3.437%, 10/15/28	500,000	419,997
S&P Global, Inc.
2.450%, 3/1/27	235,000	221,487
2.700%, 3/1/29	500,000	462,036
1.250%, 8/15/30 (x)	975,000	798,497
2.900%, 3/1/32	350,000	311,270
5.250%, 9/15/33§	635,000	664,495
Sixth Street Specialty Lending, Inc.
2.500%, 8/1/26	310,000	283,119
6.950%, 8/14/28 (x)	355,000	365,674
Stifel Financial Corp.
4.000%, 5/15/30	500,000	454,442
UBS AG
5.800%, 9/11/25	500,000	505,445
5.650%, 9/11/28	500,000	517,767
UBS Group AG
3.750%, 3/26/25	750,000	733,828
4.550%, 4/17/26	2,000,000	1,972,569

		143,159,234

Consumer Finance (1.7%)
AerCap Ireland Capital DAC
3.500%, 1/15/25	600,000	586,131
6.500%, 7/15/25	1,290,000	1,305,887
4.450%, 10/1/25	350,000	343,394
1.750%, 1/30/26	655,000	608,165
4.450%, 4/3/26	500,000	490,542
2.450%, 10/29/26	795,000	735,193
3.650%, 7/21/27	1,000,000	949,760
4.625%, 10/15/27	500,000	489,902
3.875%, 1/23/28	500,000	475,551
5.750%, 6/6/28	210,000	214,534
3.000%, 10/29/28	390,000	354,904
6.150%, 9/30/30 (x)	365,000	384,092
Ally Financial, Inc.
5.800%, 5/1/25	1,000,000	1,001,333
4.750%, 6/9/27	500,000	482,174
2.200%, 11/2/28	250,000	212,346
(SOFR + 3.26%), 6.992%, 6/13/29 (k)(x)	625,000	645,614
American Express Co.
2.250%, 3/4/25 (x)	200,000	193,542
3.950%, 8/1/25	750,000	739,315
4.200%, 11/6/25	1,075,000	1,062,508
4.900%, 2/13/26	170,000	170,180
(SOFR + 1.00%), 4.990%, 5/1/26 (k)	750,000	747,595
3.125%, 5/20/26	500,000	481,897
1.650%, 11/4/26	1,460,000	1,339,119
2.550%, 3/4/27 (x)	335,000	313,590
3.300%, 5/3/27	1,150,000	1,100,812
(SOFR + 0.97%), 5.389%, 7/28/27 (k)	500,000	505,179
4.050%, 5/3/29 (x)	335,000	331,219
(SOFR + 1.28%), 5.282%, 7/27/29 (k)	500,000	509,431
(SOFR + 1.94%), 6.489%, 10/30/31 (k)	335,000	364,620
(SOFR + 2.26%), 4.989%, 5/26/33 (k)	265,000	263,405
(SOFR + 1.84%), 5.043%, 5/1/34 (k)	750,000	746,307
American Honda Finance Corp.
1.500%, 1/13/25	500,000	483,033
1.000%, 9/10/25	500,000	469,292
5.250%, 7/7/26	300,000	305,121
1.300%, 9/9/26 (x)	415,000	381,076
2.300%, 9/9/26	720,000	679,249
2.350%, 1/8/27	500,000	469,109
4.700%, 1/12/28	350,000	353,085
5.125%, 7/7/28	500,000	513,736
4.600%, 4/17/30	500,000	500,320
5.850%, 10/4/30	440,000	469,700
1.800%, 1/13/31	350,000	293,468

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series A
4.600%, 4/17/25	$500,000	$498,199
Andrew W Mellon Foundation (The)
Series 2020
0.947%, 8/1/27	300,000	266,068
Capital One Financial Corp.
4.250%, 4/30/25	850,000	838,074
4.200%, 10/29/25 (x)	750,000	734,581
(SOFR + 1.29%), 2.636%, 3/3/26 (k)	435,000	416,730
(SOFR + 2.16%), 4.985%, 7/24/26 (k)	500,000	494,021
3.750%, 3/9/27 (x)	1,150,000	1,099,226
3.650%, 5/11/27	500,000	475,828
3.800%, 1/31/28	1,000,000	949,434
(SOFR + 2.06%), 4.927%, 5/10/28 (k)	500,000	490,179
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	335,000	343,744
(SOFR + 1.79%), 3.273%, 3/1/30 (k)	500,000	445,792
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	500,000	491,462
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	715,000	787,198
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	1,000,000	757,427
(SOFR + 1.27%), 2.618%, 11/2/32 (k)	1,000,000	796,188
(SOFR + 2.37%), 5.268%, 5/10/33 (k)(x)	500,000	491,077
(SOFR + 2.60%), 5.817%, 2/1/34 (k)	500,000	496,854
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	335,000	344,243
Caterpillar Financial Services Corp.
5.400%, 3/10/25	400,000	402,862
3.400%, 5/13/25	500,000	491,274
1.450%, 5/15/25	750,000	717,265
5.150%, 8/11/25	500,000	503,523
3.650%, 8/12/25	500,000	491,819
0.800%, 11/13/25	350,000	327,022
4.800%, 1/6/26	250,000	251,424
2.400%, 8/9/26	250,000	237,095
1.150%, 9/14/26	400,000	367,269
1.700%, 1/8/27	355,000	328,049
3.600%, 8/12/27	500,000	488,433
Discover Financial Services
3.750%, 3/4/25 (x)	350,000	342,455
4.500%, 1/30/26	500,000	493,855
4.100%, 2/9/27	565,000	541,965
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34 (k)(x)	1,000,000	1,111,764
Ford Motor Credit Co. LLC
7.122%, 11/7/33	2,805,000	3,020,648
General Motors Financial Co., Inc.
3.800%, 4/7/25	185,000	181,062
4.350%, 4/9/25	575,000	566,863
2.750%, 6/20/25	1,250,000	1,203,176
4.300%, 7/13/25	1,250,000	1,226,928
6.050%, 10/10/25	500,000	505,651
1.250%, 1/8/26	750,000	693,233
5.250%, 3/1/26	700,000	700,631
5.400%, 4/6/26	185,000	185,763
1.500%, 6/10/26 (x)	750,000	686,937
4.000%, 10/6/26	750,000	728,597
4.350%, 1/17/27	835,000	817,604
2.350%, 2/26/27	500,000	460,084
5.000%, 4/9/27	450,000	448,921
3.850%, 1/5/28	500,000	477,397
6.000%, 1/9/28	200,000	206,545
2.400%, 4/10/28	600,000	538,566
5.800%, 6/23/28	500,000	513,659
2.400%, 10/15/28	500,000	443,180
5.650%, 1/17/29	350,000	355,906
4.300%, 4/6/29	500,000	481,318
5.850%, 4/6/30	295,000	303,235
2.350%, 1/8/31	500,000	413,365
2.700%, 6/10/31	750,000	628,952
6.400%, 1/9/33	700,000	744,149
John Deere Capital Corp.
2.050%, 1/9/25	350,000	339,632
1.250%, 1/10/25	295,000	284,546
5.150%, 3/3/25	300,000	301,069
2.125%, 3/7/25	125,000	121,120
3.400%, 6/6/25	280,000	274,896
4.950%, 6/6/25	165,000	165,678
4.050%, 9/8/25	400,000	396,230
5.300%, 9/8/25	500,000	505,435
3.400%, 9/11/25	350,000	342,756
0.700%, 1/15/26 (x)	500,000	463,105
5.050%, 3/3/26 (x)	300,000	304,218
4.750%, 6/8/26	215,000	216,365
2.650%, 6/10/26	500,000	478,096
5.150%, 9/8/26	500,000	508,125
2.350%, 3/8/27	250,000	234,737
1.750%, 3/9/27	175,000	161,076
2.800%, 9/8/27 (x)	400,000	378,613
3.050%, 1/6/28	500,000	475,299
4.750%, 1/20/28 (x)	530,000	538,407
4.900%, 3/3/28	300,000	305,545
4.950%, 7/14/28	785,000	803,260
3.450%, 3/7/29	270,000	258,976
2.800%, 7/18/29 (x)	325,000	301,367
4.850%, 10/11/29 (x)	500,000	514,460
2.450%, 1/9/30	290,000	260,289
4.700%, 6/10/30	415,000	421,041
4.350%, 9/15/32	375,000	374,253
Series I 5.150%, 9/8/33	500,000	526,168
PACCAR Financial Corp.
1.800%, 2/6/25	175,000	169,395
2.850%, 4/7/25	500,000	488,685
3.550%, 8/11/25	250,000	245,875
4.950%, 10/3/25	250,000	251,037
4.450%, 3/30/26	100,000	99,855
1.100%, 5/11/26	350,000	323,310
5.050%, 8/10/26	220,000	223,039
2.000%, 2/4/27	350,000	325,731
4.600%, 1/10/28	100,000	100,882
4.950%, 8/10/28	500,000	512,622

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Synchrony Financial
4.875%, 6/13/25	$325,000	$319,380
4.500%, 7/23/25	500,000	487,507
3.700%, 8/4/26	500,000	470,209
3.950%, 12/1/27	1,500,000	1,406,562
5.150%, 3/19/29	250,000	243,072
2.875%, 10/28/31	250,000	200,469
Toyota Motor Credit Corp.
4.800%, 1/10/25	500,000	499,818
1.450%, 1/13/25	500,000	482,689
3.950%, 6/30/25	435,000	429,699
3.650%, 8/18/25	145,000	142,670
0.800%, 1/9/26	500,000	463,802
5.000%, 8/14/26	1,000,000	1,012,152
1.150%, 8/13/27 (x)	590,000	526,490
3.050%, 1/11/28 (x)	500,000	477,171
4.625%, 1/12/28	320,000	323,119
1.900%, 4/6/28	600,000	543,881
5.250%, 9/11/28	750,000	776,117
3.650%, 1/8/29	500,000	483,759
4.450%, 6/29/29	500,000	501,013
2.150%, 2/13/30	500,000	441,341
4.550%, 5/17/30	750,000	755,038
1.650%, 1/10/31	550,000	456,839
2.400%, 1/13/32 (x)	500,000	428,162
4.700%, 1/12/33 (x)	350,000	357,303

		83,133,654

Financial Services (0.7%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26	1,395,000	1,355,350
Block Financial LLC
5.250%, 10/1/25	500,000	497,608
2.500%, 7/15/28	350,000	312,160
3.875%, 8/15/30 (x)	230,000	210,246
Corebridge Financial, Inc.
6.050%, 9/15/33§	1,165,000	1,217,190
Fidelity National Information Services, Inc.
4.500%, 7/15/25	280,000	277,360
1.150%, 3/1/26	325,000	300,289
4.700%, 7/15/27	500,000	499,541
1.650%, 3/1/28	215,000	191,313
2.250%, 3/1/31	600,000	505,669
5.100%, 7/15/32	500,000	509,930
Fiserv, Inc.
3.200%, 7/1/26	250,000	240,644
2.250%, 6/1/27	1,000,000	925,435
5.375%, 8/21/28	500,000	514,181
4.200%, 10/1/28	465,000	455,225
3.500%, 7/1/29	890,000	837,654
2.650%, 6/1/30	1,500,000	1,318,693
5.600%, 3/2/33	225,000	235,318
5.625%, 8/21/33	500,000	523,286
Global Payments, Inc.
2.650%, 2/15/25	750,000	726,893
1.200%, 3/1/26	560,000	514,649
2.150%, 1/15/27	500,000	460,108
4.950%, 8/15/27	315,000	315,210
4.450%, 6/1/28	500,000	485,979
5.300%, 8/15/29	300,000	301,859
2.900%, 5/15/30	235,000	206,750
2.900%, 11/15/31	500,000	426,591
5.400%, 8/15/32	500,000	505,124
Jackson Financial, Inc.
5.170%, 6/8/27	280,000	275,695
5.670%, 6/8/32	250,000	253,316
Mastercard, Inc.
2.000%, 3/3/25	500,000	484,901
2.950%, 11/21/26	1,150,000	1,107,242
3.500%, 2/26/28 (x)	140,000	136,467
4.875%, 3/9/28	355,000	365,227
2.950%, 6/1/29	700,000	656,584
2.000%, 11/18/31	500,000	422,417
National Rural Utilities Cooperative Finance Corp.
1.875%, 2/7/25	250,000	241,477
3.450%, 6/15/25	285,000	278,888
3.250%, 11/1/25	250,000	242,877
1.000%, 6/15/26	500,000	457,219
3.050%, 4/25/27	350,000	331,356
3.400%, 2/7/28	500,000	476,602
4.800%, 3/15/28	145,000	146,164
5.050%, 9/15/28 (x)	1,250,000	1,276,515
3.900%, 11/1/28 (x)	250,000	241,564
5.800%, 1/15/33	165,000	175,765
ORIX Corp.
3.700%, 7/18/27	400,000	387,234
5.000%, 9/13/27	200,000	201,810
2.250%, 3/9/31	350,000	295,975
4.000%, 4/13/32	250,000	235,036
5.200%, 9/13/32 (x)	200,000	206,666
PayPal Holdings, Inc.
1.650%, 6/1/25	1,000,000	954,414
2.650%, 10/1/26	335,000	318,158
3.900%, 6/1/27	180,000	177,240
2.300%, 6/1/30	1,000,000	874,698
4.400%, 6/1/32	500,000	495,926
Private Export Funding Corp.
Series KK 3.550%, 1/15/24	729,000	728,385
Shell International Finance BV
3.250%, 5/11/25	2,500,000	2,450,077
2.875%, 5/10/26	1,250,000	1,203,199
2.500%, 9/12/26	1,000,000	952,232
2.750%, 4/6/30	415,000	379,223
Synchrony Bank
5.400%, 8/22/25	315,000	309,362
5.625%, 8/23/27	250,000	245,932
Visa, Inc.
3.150%, 12/14/25	2,450,000	2,388,509
0.750%, 8/15/27	465,000	411,282
2.750%, 9/15/27 (x)	300,000	285,442
Voya Financial, Inc.
3.650%, 6/15/26	625,000	604,361
Western Union Co. (The)
2.850%, 1/10/25	125,000	121,823
1.350%, 3/15/26 (x)	350,000	320,752
2.750%, 3/15/31	350,000	290,101

		37,278,368

Insurance (0.9%)
Aflac, Inc.
1.125%, 3/15/26	205,000	189,024

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Alleghany Corp.
3.625%, 5/15/30	$500,000	$472,623
Allied World Assurance Co. Holdings Ltd.
4.350%, 10/29/25	250,000	243,815
Allstate Corp. (The)
0.750%, 12/15/25	185,000	170,903
3.280%, 12/15/26	500,000	481,612
1.450%, 12/15/30	300,000	242,023
5.250%, 3/30/33	390,000	397,860
American International Group, Inc.
5.125%, 3/27/33	665,000	674,929
Aon Corp.
2.850%, 5/28/27	180,000	169,935
4.500%, 12/15/28	650,000	641,539
3.750%, 5/2/29	350,000	334,415
2.800%, 5/15/30	500,000	443,475
2.050%, 8/23/31 (x)	750,000	612,309
2.600%, 12/2/31	355,000	300,555
5.000%, 9/12/32 (x)	500,000	497,979
Aon Global Ltd.
3.875%, 12/15/25	600,000	586,980
Arch Capital Finance LLC
4.011%, 12/15/26	500,000	484,851
Arthur J Gallagher & Co.
5.500%, 3/2/33	315,000	321,059
Assurant, Inc.
4.900%, 3/27/28	250,000	247,327
2.650%, 1/15/32	500,000	401,189
Assured Guaranty US Holdings, Inc.
6.125%, 9/15/28	185,000	193,796
Athene Holding Ltd.
4.125%, 1/12/28	750,000	715,860
AXIS Specialty Finance LLC
3.900%, 7/15/29	250,000	235,828
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.900%, 1/15/40 (k)	200,000	166,000
AXIS Specialty Finance plc
4.000%, 12/6/27	500,000	477,936
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27	500,000	472,074
1.850%, 3/12/30	165,000	144,081
1.450%, 10/15/30 (x)	395,000	331,032
2.875%, 3/15/32	500,000	451,260
Brighthouse Financial, Inc.
3.700%, 6/22/27	2,000,000	1,889,591
5.625%, 5/15/30	145,000	147,003
Brown & Brown, Inc.
4.500%, 3/15/29	300,000	290,956
4.200%, 3/17/32	325,000	297,033
Chubb INA Holdings, Inc.
3.150%, 3/15/25	1,000,000	978,921
3.350%, 5/3/26	410,000	398,766
1.375%, 9/15/30 (x)	1,665,000	1,372,261
CNA Financial Corp.
4.500%, 3/1/26	500,000	496,682
3.450%, 8/15/27	500,000	478,040
3.900%, 5/1/29	210,000	200,596
2.050%, 8/15/30 (x)	170,000	141,636
Enstar Group Ltd.
4.950%, 6/1/29	350,000	341,554
Fairfax Financial Holdings Ltd.
4.850%, 4/17/28	250,000	246,298
4.625%, 4/29/30	750,000	712,340
3.375%, 3/3/31	355,000	312,010
5.625%, 8/16/32	250,000	249,519
6.000%, 12/7/33§	500,000	513,402
Fidelity National Financial, Inc.
4.500%, 8/15/28	475,000	462,090
3.400%, 6/15/30	300,000	268,329
First American Financial Corp.
4.000%, 5/15/30 (x)	180,000	162,082
2.400%, 8/15/31	315,000	249,178
Globe Life, Inc.
4.550%, 9/15/28	500,000	495,219
2.150%, 8/15/30	500,000	418,354
4.800%, 6/15/32	150,000	145,765
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26	750,000	736,220
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29 (x)	535,000	485,524
Kemper Corp.
4.350%, 2/15/25	355,000	347,811
2.400%, 9/30/30	500,000	387,869
3.800%, 2/23/32	500,000	420,553
Lincoln National Corp.
3.625%, 12/12/26	500,000	479,724
3.400%, 3/1/32	750,000	640,084
Loews Corp.
3.750%, 4/1/26	300,000	292,299
3.200%, 5/15/30	60,000	54,887
Manulife Financial Corp.
4.150%, 3/4/26	1,000,000	985,456
2.484%, 5/19/27	350,000	324,510
(USD ICE Swap Rate 5 Year + 1.65%), 4.061%, 2/24/32 (k)	750,000	706,199
3.703%, 3/16/32	500,000	468,716
Markel Group, Inc.
3.500%, 11/1/27	350,000	332,274
3.350%, 9/17/29	90,000	82,330
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	700,000	694,168
2.375%, 12/15/31 (x)	340,000	288,920
5.400%, 9/15/33	1,350,000	1,423,827
Mercury General Corp.
4.400%, 3/15/27	300,000	286,289
MetLife, Inc.
3.000%, 3/1/25 (x)	500,000	488,582
3.600%, 11/13/25 (x)	1,300,000	1,273,703
5.375%, 7/15/33	200,000	208,129
Old Republic International Corp.
3.875%, 8/26/26	500,000	481,158
PartnerRe Finance B LLC
3.700%, 7/2/29	350,000	330,166
Principal Financial Group, Inc.
3.100%, 11/15/26	350,000	333,328
3.700%, 5/15/29	375,000	353,160
2.125%, 6/15/30 (x)	750,000	632,834
5.375%, 3/15/33	140,000	143,575
Progressive Corp. (The)
2.500%, 3/15/27 (x)	290,000	271,993
3.000%, 3/15/32	350,000	312,379

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Prudential Financial, Inc.
1.500%, 3/10/26	$250,000	$232,820
3.878%, 3/27/28	650,000	631,793
2.100%, 3/10/30 (x)	235,000	205,566
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	1,075,000	997,063
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)(x)	175,000	163,625
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	350,000	346,500
Prudential Funding Asia plc
3.125%, 4/14/30	1,500,000	1,359,435
3.625%, 3/24/32	500,000	447,990
Reinsurance Group of America, Inc.
3.900%, 5/15/29 (x)	175,000	166,236
3.150%, 6/15/30	175,000	157,156
RenaissanceRe Finance, Inc.
3.700%, 4/1/25	250,000	245,739
3.450%, 7/1/27	195,000	184,186
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	500,000	462,595
Trinity Acquisition plc
4.400%, 3/15/26	250,000	246,385
Unum Group
4.000%, 6/15/29	180,000	170,120
Willis North America, Inc.
4.650%, 6/15/27	200,000	197,876
4.500%, 9/15/28	500,000	486,998
2.950%, 9/15/29	540,000	483,965
5.350%, 5/15/33	500,000	505,131

		44,327,740

Total Financials		717,230,547

Health Care (2.6%)
Biotechnology (0.4%)
AbbVie, Inc.
3.800%, 3/15/25	1,125,000	1,109,913
3.200%, 5/14/26	1,500,000	1,453,412
2.950%, 11/21/26	1,430,000	1,369,247
3.200%, 11/21/29	1,790,000	1,670,461
Amgen, Inc.
1.900%, 2/21/25 (x)	265,000	256,034
5.250%, 3/2/25	215,000	215,619
3.125%, 5/1/25	250,000	243,646
5.507%, 3/2/26	335,000	335,327
2.600%, 8/19/26	1,150,000	1,092,827
2.200%, 2/21/27 (x)	705,000	654,611
3.200%, 11/2/27 (x)	1,250,000	1,194,711
5.150%, 3/2/28	800,000	817,871
1.650%, 8/15/28	600,000	530,387
3.000%, 2/22/29 (x)	290,000	272,679
4.050%, 8/18/29	500,000	489,150
2.450%, 2/21/30	950,000	842,503
5.250%, 3/2/30	600,000	615,582
3.350%, 2/22/32 (x)	290,000	261,812
4.200%, 3/1/33	500,000	475,913
5.250%, 3/2/33	730,000	746,832
Baxalta, Inc.
4.000%, 6/23/25	239,000	234,764
Biogen, Inc.
4.050%, 9/15/25	570,000	559,738
2.250%, 5/1/30	735,000	627,312
Gilead Sciences, Inc.
1.200%, 10/1/27	235,000	209,234
1.650%, 10/1/30	2,790,000	2,338,040
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	850,000	698,748

		19,316,373

Health Care Equipment & Supplies (0.2%)
Abbott Laboratories
2.950%, 3/15/25 (x)	1,000,000	978,338
3.875%, 9/15/25	490,000	485,126
3.750%, 11/30/26	978,000	963,560
1.150%, 1/30/28	170,000	151,467
1.400%, 6/30/30	160,000	135,373
Baxter International, Inc.
2.600%, 8/15/26	500,000	471,009
1.915%, 2/1/27	500,000	457,588
2.272%, 12/1/28	500,000	447,109
Becton Dickinson & Co.
3.700%, 6/6/27	1,467,000	1,420,235
4.693%, 2/13/28	375,000	376,427
2.823%, 5/20/30	355,000	317,223
1.957%, 2/11/31	665,000	554,187
4.298%, 8/22/32	105,000	101,469
Boston Scientific Corp.
1.900%, 6/1/25	310,000	296,830
DH Europe Finance II Sarl
2.600%, 11/15/29	315,000	285,069
Edwards Lifesciences Corp.
4.300%, 6/15/28	750,000	738,310
Smith & Nephew plc
2.032%, 10/14/30	500,000	413,814
STERIS Irish FinCo. UnLtd. Co.
2.700%, 3/15/31	430,000	368,746
Stryker Corp.
1.150%, 6/15/25	500,000	472,819
3.500%, 3/15/26	375,000	365,680
3.650%, 3/7/28	600,000	580,123
1.950%, 6/15/30	500,000	426,841
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31 (x)	500,000	427,628

		11,234,971

Health Care Providers & Services (1.0%)
Adventist Health System
2.952%, 3/1/29	250,000	226,228
Advocate Health & Hospitals Corp.
3.829%, 8/15/28	100,000	97,235
Series 2020
2.211%, 6/15/30	150,000	129,150
Banner Health
2.338%, 1/1/30	190,000	165,005
Baylor Scott & White Holdings
Series 2021
1.777%, 11/15/30	50,000	41,514

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Bon Secours Mercy Health, Inc.
Series 2018
4.302%, 7/1/28	$125,000	$123,214
Cardinal Health, Inc.
3.410%, 6/15/27	1,250,000	1,198,479
Cencora, Inc.
3.450%, 12/15/27 (x)	400,000	384,976
2.800%, 5/15/30 (x)	750,000	669,399
2.700%, 3/15/31	600,000	524,355
Cigna Group (The)
4.125%, 11/15/25	525,000	518,021
4.500%, 2/25/26	1,000,000	991,294
1.250%, 3/15/26 (x)	500,000	462,462
5.685%, 3/15/26	500,000	500,215
4.375%, 10/15/28	1,340,000	1,325,518
2.400%, 3/15/30	2,350,000	2,053,202
2.375%, 3/15/31	450,000	384,287
5.400%, 3/15/33	500,000	520,242
CommonSpirit Health
1.547%, 10/1/25	330,000	308,852
6.073%, 11/1/27	390,000	404,741
3.347%, 10/1/29	185,000	168,774
2.782%, 10/1/30	340,000	293,770
CVS Health Corp.
4.100%, 3/25/25	961,000	951,439
5.000%, 2/20/26	275,000	276,214
2.875%, 6/1/26	1,500,000	1,433,311
3.000%, 8/15/26	250,000	238,872
1.300%, 8/21/27 (x)	1,500,000	1,331,537
4.300%, 3/25/28	2,587,000	2,540,971
5.000%, 1/30/29	180,000	182,933
3.250%, 8/15/29 (x)	335,000	311,147
5.125%, 2/21/30	400,000	406,092
1.750%, 8/21/30	2,000,000	1,653,165
5.250%, 1/30/31	180,000	184,637
5.250%, 2/21/33	400,000	408,047
5.300%, 6/1/33	195,000	199,878
Elevance Health, Inc.
2.375%, 1/15/25	555,000	539,098
4.900%, 2/8/26	180,000	179,637
1.500%, 3/15/26	750,000	698,001
3.650%, 12/1/27	715,000	691,711
2.875%, 9/15/29	200,000	183,118
2.250%, 5/15/30	165,000	142,998
2.550%, 3/15/31 (x)	750,000	649,637
4.100%, 5/15/32	1,000,000	953,708
4.750%, 2/15/33 (x)	500,000	500,085
HCA, Inc.
5.250%, 4/15/25	945,000	943,808
5.250%, 6/15/26	1,000,000	998,245
4.500%, 2/15/27	820,000	807,843
3.125%, 3/15/27	235,000	222,586
5.200%, 6/1/28	2,500,000	2,521,345
3.375%, 3/15/29	335,000	308,617
4.125%, 6/15/29	525,000	502,149
2.375%, 7/15/31 (x)	750,000	619,050
3.625%, 3/15/32	500,000	447,414
Humana, Inc.
5.700%, 3/13/26	375,000	375,097
1.350%, 2/3/27	540,000	487,071
3.950%, 3/15/27	375,000	366,191
5.750%, 3/1/28	200,000	207,794
3.700%, 3/23/29 (x)	625,000	599,453
3.125%, 8/15/29	625,000	578,105
5.875%, 3/1/33	200,000	213,241
Kaiser Foundation Hospitals
3.150%, 5/1/27	375,000	358,517
Laboratory Corp. of America Holdings
1.550%, 6/1/26	1,070,000	987,563
McKesson Corp.
0.900%, 12/3/25	295,000	273,425
5.250%, 2/15/26	125,000	124,795
1.300%, 8/15/26	1,665,000	1,527,111
PeaceHealth Obligated Group
Series 2020
1.375%, 11/15/25	125,000	116,206
Providence St Joseph Health Obligated Group
Series H
2.746%, 10/1/26	400,000	374,301
Quest Diagnostics, Inc.
3.500%, 3/30/25	400,000	391,724
3.450%, 6/1/26	775,000	752,621
6.400%, 11/30/33 (x)	140,000	154,777
Sutter Health
Series 20A
1.321%, 8/15/25	350,000	328,810
2.294%, 8/15/30	415,000	354,562
UnitedHealth Group, Inc.
3.750%, 7/15/25	1,000,000	985,278
3.700%, 12/15/25	200,000	196,671
1.250%, 1/15/26	265,000	248,032
3.100%, 3/15/26	500,000	485,065
1.150%, 5/15/26	750,000	694,337
3.450%, 1/15/27	750,000	729,017
3.700%, 5/15/27 (x)	350,000	342,633
2.950%, 10/15/27	1,000,000	948,885
5.250%, 2/15/28	715,000	739,414
3.875%, 12/15/28	250,000	243,768
4.250%, 1/15/29	500,000	498,917
4.000%, 5/15/29	390,000	384,466
2.875%, 8/15/29	770,000	713,628
2.000%, 5/15/30	395,000	341,307
2.300%, 5/15/31	750,000	649,339
4.200%, 5/15/32	315,000	307,449
4.500%, 4/15/33	500,000	494,629
Universal Health Services, Inc.
1.650%, 9/1/26	625,000	568,763

		51,661,188

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.750%, 9/15/29 (x)	175,000	160,011
2.100%, 6/4/30	290,000	249,694
2.300%, 3/12/31 (x)	750,000	650,523
Danaher Corp.
3.350%, 9/15/25	310,000	302,997
Illumina, Inc.
2.550%, 3/23/31 (x)	225,000	188,779
Revvity, Inc.
3.300%, 9/15/29	625,000	566,516
2.550%, 3/15/31	415,000	349,700
2.250%, 9/15/31 (x)	355,000	290,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Thermo Fisher Scientific, Inc.
4.953%, 8/10/26	$500,000	$506,521
1.750%, 10/15/28	890,000	791,442
4.977%, 8/10/30	500,000	509,706
5.086%, 8/10/33	700,000	730,111

		5,296,483

Pharmaceuticals (0.9%)
Astrazeneca Finance LLC
1.200%, 5/28/26	250,000	231,229
4.875%, 3/3/28 (x)	500,000	509,186
1.750%, 5/28/28	400,000	356,974
4.900%, 3/3/30 (x)	500,000	514,459
2.250%, 5/28/31	325,000	279,743
4.875%, 3/3/33 (x)	500,000	517,093
AstraZeneca plc
3.375%, 11/16/25	1,500,000	1,466,967
Bristol-Myers Squibb Co.
0.750%, 11/13/25	600,000	559,482
3.200%, 6/15/26	600,000	582,221
1.125%, 11/13/27 (x)	600,000	532,723
3.900%, 2/20/28	2,750,000	2,701,726
3.400%, 7/26/29	773,000	731,614
1.450%, 11/13/30 (x)	355,000	290,628
5.900%, 11/15/33	665,000	722,545
Eli Lilly and Co.
2.750%, 6/1/25 (x)	707,000	687,928
5.000%, 2/27/26	220,000	219,987
3.375%, 3/15/29 (x)	258,000	248,010
GlaxoSmithKline Capital, Inc.
3.625%, 5/15/25 (x)	280,000	275,375
3.875%, 5/15/28	500,000	491,055
Johnson & Johnson
2.625%, 1/15/25	750,000	732,958
0.550%, 9/1/25	500,000	468,170
2.450%, 3/1/26	750,000	719,332
2.950%, 3/3/27 (x)	500,000	482,666
0.950%, 9/1/27	625,000	558,534
1.300%, 9/1/30	705,000	591,050
Merck & Co., Inc.
2.750%, 2/10/25	1,000,000	977,831
0.750%, 2/24/26	440,000	407,681
1.700%, 6/10/27	600,000	550,509
4.050%, 5/17/28 (x)	250,000	249,119
1.900%, 12/10/28 (x)	300,000	269,798
3.400%, 3/7/29	750,000	720,348
4.300%, 5/17/30	500,000	499,233
1.450%, 6/24/30	895,000	749,124
2.150%, 12/10/31	570,000	487,042
4.500%, 5/17/33	295,000	297,041
Novartis Capital Corp.
1.750%, 2/14/25	750,000	726,042
2.000%, 2/14/27 (x)	750,000	702,543
3.100%, 5/17/27	1,000,000	962,427
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/25	560,000	558,672
4.450%, 5/19/26	1,170,000	1,165,688
4.450%, 5/19/28	2,000,000	1,998,492
4.650%, 5/19/30	1,500,000	1,508,272
4.750%, 5/19/33	1,195,000	1,196,105
Pfizer, Inc.
0.800%, 5/28/25	315,000	298,198
2.750%, 6/3/26	1,000,000	957,618
3.600%, 9/15/28	1,350,000	1,314,704
3.450%, 3/15/29	1,000,000	961,285
1.700%, 5/28/30	250,000	212,724
1.750%, 8/18/31	490,000	406,166
Royalty Pharma plc
1.200%, 9/2/25	715,000	666,775
1.750%, 9/2/27	455,000	407,478
2.200%, 9/2/30 (x)	415,000	347,356
Sanofi SA
3.625%, 6/19/28 (x)	750,000	733,566
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	2,450,000	2,355,790
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28	1,000,000	1,014,572
2.050%, 3/31/30	470,000	401,228
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	750,000	725,336
Viatris, Inc.
1.650%, 6/22/25	535,000	506,398
2.300%, 6/22/27	375,000	339,568
2.700%, 6/22/30	885,000	748,719
Zoetis, Inc.
4.500%, 11/13/25	750,000	745,657
3.000%, 9/12/27	500,000	474,600
3.900%, 8/20/28	350,000	341,466
2.000%, 5/15/30 (x)	500,000	428,516

		43,885,342

Total Health Care		131,394,357

Industrials (2.0%)
Aerospace & Defense (0.5%)
Boeing Co. (The)
4.875%, 5/1/25	1,430,000	1,423,179
2.600%, 10/30/25	650,000	621,171
2.750%, 2/1/26 (x)	600,000	573,883
2.196%, 2/4/26	1,250,000	1,181,825
3.100%, 5/1/26 (x)	500,000	480,086
2.250%, 6/15/26	300,000	280,929
2.700%, 2/1/27	365,000	344,419
5.040%, 5/1/27	1,500,000	1,513,140
3.250%, 2/1/28	600,000	568,937
3.450%, 11/1/28 (x)	300,000	281,843
3.200%, 3/1/29	500,000	467,313
2.950%, 2/1/30	750,000	676,221
5.150%, 5/1/30	1,000,000	1,016,418
General Dynamics Corp.
3.500%, 5/15/25	750,000	736,483
1.150%, 6/1/26	415,000	383,564
2.125%, 8/15/26	750,000	706,986
3.750%, 5/15/28 (x)	805,000	791,031
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28	1,000,000	879,418
L3Harris Technologies, Inc.
3.832%, 4/27/25	200,000	196,510
3.850%, 12/15/26	245,000	239,650
5.400%, 1/15/27	335,000	341,761
4.400%, 6/15/28	1,750,000	1,726,477
5.400%, 7/31/33	750,000	780,152
Leidos, Inc.
3.625%, 5/15/25 (x)	120,000	117,092

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
4.375%, 5/15/30	$95,000	$90,857
5.750%, 3/15/33	375,000	387,242
Lockheed Martin Corp.
3.550%, 1/15/26	624,000	612,359
4.450%, 5/15/28	480,000	482,818
Northrop Grumman Corp.
2.930%, 1/15/25	1,000,000	977,611
3.250%, 1/15/28	1,500,000	1,433,764
Precision Castparts Corp.
3.250%, 6/15/25 (x)	750,000	734,340
RTX Corp.
3.950%, 8/16/25	375,000	369,353
3.500%, 3/15/27	715,000	688,885
3.125%, 5/4/27	1,250,000	1,187,962
6.000%, 3/15/31	625,000	665,625
1.900%, 9/1/31	1,520,000	1,236,127
2.375%, 3/15/32	750,000	625,265
5.150%, 2/27/33	290,000	295,236
Textron, Inc.
3.875%, 3/1/25	285,000	280,638
4.000%, 3/15/26	175,000	171,244
3.650%, 3/15/27	250,000	239,635

		26,807,449

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.
4.200%, 4/15/28	500,000	483,818
FedEx Corp.
3.250%, 4/1/26	500,000	483,670
3.400%, 2/15/28	500,000	477,929
4.200%, 10/17/28	500,000	490,662
3.100%, 8/5/29	750,000	693,760
United Parcel Service, Inc.
3.050%, 11/15/27 (x)	750,000	719,281
3.400%, 3/15/29 (x)	310,000	300,086
2.500%, 9/1/29	150,000	136,076
4.875%, 3/3/33 (x)	290,000	300,564

		4,085,846

Building Products (0.2%)
Carrier Global Corp.
2.493%, 2/15/27	830,000	779,323
2.722%, 2/15/30	1,570,000	1,402,881
Fortune Brands Innovations, Inc.
4.000%, 6/15/25	350,000	343,788
3.250%, 9/15/29	350,000	322,747
4.000%, 3/25/32	500,000	461,259
5.875%, 6/1/33	315,000	329,711
Johnson Controls International plc
1.750%, 9/15/30	265,000	219,867
2.000%, 9/16/31	585,000	486,013
Lennox International, Inc.
1.350%, 8/1/25	135,000	127,152
1.700%, 8/1/27	100,000	89,833
5.500%, 9/15/28	250,000	256,452
Masco Corp.
1.500%, 2/15/28	375,000	326,600
2.000%, 10/1/30	500,000	410,487
2.000%, 2/15/31 (x)	500,000	410,108
Owens Corning
3.400%, 8/15/26	285,000	273,934
3.950%, 8/15/29	250,000	237,802
Trane Technologies Financing Ltd.
3.500%, 3/21/26	500,000	485,744
3.800%, 3/21/29	500,000	483,229
5.250%, 3/3/33	135,000	139,888

		7,586,818

Commercial Services & Supplies (0.2%)
Cintas Corp. No. 2
3.450%, 5/1/25	115,000	112,666
3.700%, 4/1/27 (x)	600,000	586,548
4.000%, 5/1/32	500,000	481,189
RELX Capital, Inc.
4.000%, 3/18/29 (x)	750,000	734,151
3.000%, 5/22/30 (x)	250,000	229,548
4.750%, 5/20/32	105,000	106,079
Republic Services, Inc.
0.875%, 11/15/25	200,000	185,179
3.375%, 11/15/27 (x)	275,000	264,330
3.950%, 5/15/28	750,000	734,710
4.875%, 4/1/29	555,000	565,417
Waste Connections, Inc.
3.500%, 5/1/29 (x)	750,000	711,442
Waste Management, Inc.
0.750%, 11/15/25	135,000	125,311
3.150%, 11/15/27 (x)	750,000	719,344
1.150%, 3/15/28 (x)	195,000	171,567
4.875%, 2/15/29	500,000	511,104
2.000%, 6/1/29	250,000	222,633
4.625%, 2/15/30	500,000	505,623
4.150%, 4/15/32	1,000,000	975,491
4.625%, 2/15/33	500,000	500,808

		8,443,140

Construction & Engineering (0.0%)†
Quanta Services, Inc.
2.900%, 10/1/30	1,000,000	876,407

Electrical Equipment (0.1%)
Eaton Corp.
3.103%, 9/15/27	500,000	478,420
4.350%, 5/18/28	310,000	310,620
Emerson Electric Co.
3.150%, 6/1/25	350,000	342,127
0.875%, 10/15/26	665,000	602,712
1.800%, 10/15/27 (x)	235,000	214,312
2.000%, 12/21/28	600,000	536,669
2.200%, 12/21/31	600,000	511,473
Hubbell, Inc.
3.150%, 8/15/27	150,000	141,591
3.500%, 2/15/28	500,000	477,796
2.300%, 3/15/31	290,000	243,492
Rockwell Automation, Inc.
2.875%, 3/1/25	500,000	488,489
3.500%, 3/1/29	300,000	290,091
1.750%, 8/15/31	200,000	165,009

		4,802,801

Ground Transportation (0.3%)
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	750,000	733,352
3.650%, 9/1/25	500,000	491,009
3.250%, 6/15/27 (x)	400,000	385,318

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Canadian National Railway Co.
3.850%, 8/5/32	$500,000	$476,101
Canadian Pacific Railway Co.
2.900%, 2/1/25	1,000,000	975,801
1.750%, 12/2/26	290,000	266,951
2.875%, 11/15/29	310,000	278,787
2.050%, 3/5/30	180,000	154,196
2.450%, 12/2/31 (x)	335,000	311,591
CSX Corp.
3.350%, 11/1/25	500,000	487,438
2.600%, 11/1/26 (x)	750,000	712,340
3.250%, 6/1/27	550,000	530,525
JB Hunt Transport Services, Inc.
3.875%, 3/1/26	500,000	489,285
Norfolk Southern Corp.
2.900%, 6/15/26	500,000	478,803
3.150%, 6/1/27	365,000	348,701
2.550%, 11/1/29 (x)	500,000	447,914
5.050%, 8/1/30	355,000	362,069
Ryder System, Inc.
3.350%, 9/1/25	500,000	485,776
1.750%, 9/1/26	310,000	285,905
2.900%, 12/1/26	220,000	207,280
2.850%, 3/1/27	145,000	135,226
4.300%, 6/15/27	250,000	244,063
5.650%, 3/1/28	750,000	771,709
5.250%, 6/1/28	355,000	359,541
Union Pacific Corp.
3.750%, 7/15/25	625,000	614,714
3.250%, 8/15/25 (x)	250,000	244,275
4.750%, 2/21/26	125,000	125,725
2.750%, 3/1/26 (x)	250,000	240,679
2.150%, 2/5/27 (x)	500,000	466,861
3.700%, 3/1/29	530,000	517,603
2.400%, 2/5/30	430,000	383,701
2.375%, 5/20/31	470,000	408,843
2.800%, 2/14/32	350,000	310,643

		13,732,725

Industrial Conglomerates (0.1%)
3M Co.
3.000%, 8/7/25	750,000	726,306
2.250%, 9/19/26	500,000	468,898
2.875%, 10/15/27	500,000	471,370
3.625%, 9/14/28	500,000	475,973
2.375%, 8/26/29	750,000	662,718
Honeywell International, Inc.
1.350%, 6/1/25	500,000	477,604
4.250%, 1/15/29	475,000	475,884
2.700%, 8/15/29	295,000	272,246
1.950%, 6/1/30	1,000,000	868,137
1.750%, 9/1/31	960,000	800,116
Pentair Finance Sarl
4.500%, 7/1/29	250,000	240,596
5.900%, 7/15/32	500,000	517,991

		6,457,839

Machinery (0.3%)
Caterpillar, Inc.
2.600%, 9/19/29	350,000	322,016
1.900%, 3/12/31	350,000	300,923
CNH Industrial Capital LLC
3.950%, 5/23/25	120,000	117,859
5.450%, 10/14/25	85,000	85,370
1.875%, 1/15/26	875,000	821,620
1.450%, 7/15/26 (x)	500,000	458,584
CNH Industrial NV
3.850%, 11/15/27	655,000	632,620
Cummins, Inc.
0.750%, 9/1/25	165,000	154,660
Dover Corp.
3.150%, 11/15/25	250,000	241,733
2.950%, 11/4/29	105,000	94,970
IDEX Corp.
3.000%, 5/1/30	250,000	223,063
Illinois Tool Works, Inc.
2.650%, 11/15/26	950,000	906,393
Kennametal, Inc.
4.625%, 6/15/28	250,000	243,786
nVent Finance Sarl
2.750%, 11/15/31 (x)	500,000	408,713
5.650%, 5/15/33	500,000	506,493
Oshkosh Corp.
4.600%, 5/15/28 (x)	250,000	245,934
Otis Worldwide Corp.
2.293%, 4/5/27	800,000	745,033
5.250%, 8/16/28	185,000	189,625
2.565%, 2/15/30	925,000	822,544
Parker-Hannifin Corp.
4.250%, 9/15/27	355,000	351,414
3.250%, 6/14/29	270,000	254,000
4.500%, 9/15/29	250,000	251,115
Stanley Black & Decker, Inc.
2.300%, 2/24/25 (x)	265,000	255,911
3.400%, 3/1/26	355,000	342,781
6.272%, 3/6/26 (x)	500,000	501,159
6.000%, 3/6/28 (x)	500,000	524,718
4.250%, 11/15/28 (x)	350,000	341,746
3.000%, 5/15/32	285,000	245,573
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.000%, 3/15/60(k)	310,000	257,300
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	180,000	173,972
3.450%, 11/15/26	500,000	477,592
4.700%, 9/15/28 (e)	750,000	739,763
Xylem, Inc.
3.250%, 11/1/26	570,000	548,327
1.950%, 1/30/28	350,000	316,478

		13,103,788

Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	765,000	763,263
3.000%, 11/15/26	250,000	237,750
5.125%, 6/15/27	850,000	853,128
3.450%, 11/16/27	250,000	236,605
2.625%, 2/10/30	350,000	306,425

		2,397,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Professional Services (0.1%)
Automatic Data Processing, Inc.
3.375%, 9/15/25	$500,000	$490,102
1.700%, 5/15/28	485,000	437,833
Broadridge Financial Solutions, Inc.
3.400%, 6/27/26 (x)	350,000	336,834
2.900%, 12/1/29	500,000	447,343
2.600%, 5/1/31	1,000,000	853,831
Equifax, Inc.
5.100%, 12/15/27	565,000	569,765
5.100%, 6/1/28	750,000	757,875
Thomson Reuters Corp.
3.350%, 5/15/26	570,000	548,000
Verisk Analytics, Inc.
4.000%, 6/15/25	400,000	393,118
4.125%, 3/15/29	500,000	485,318

		5,320,019

Trading Companies & Distributors (0.1%)
Air Lease Corp.
2.300%, 2/1/25	350,000	337,525
3.375%, 7/1/25	235,000	227,680
2.875%, 1/15/26	790,000	752,497
3.750%, 6/1/26	375,000	361,909
1.875%, 8/15/26	375,000	344,422
2.200%, 1/15/27	750,000	687,047
5.850%, 12/15/27	500,000	513,403
5.300%, 2/1/28 (x)	250,000	252,882
2.100%, 9/1/28	455,000	398,333
3.000%, 2/1/30	250,000	220,722
3.125%, 12/1/30	350,000	306,284
2.875%, 1/15/32	750,000	630,190
Aircastle Ltd.
4.250%, 6/15/26	235,000	226,629
GATX Corp.
3.250%, 3/30/25	400,000	389,370
WW Grainger, Inc.
1.850%, 2/15/25	350,000	337,847

		5,986,740

Total Industrials		99,600,743

Information Technology (2.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
3.500%, 6/15/25	425,000	418,998
2.950%, 2/28/26	750,000	725,777
Juniper Networks, Inc.
1.200%, 12/10/25	210,000	194,402
3.750%, 8/15/29 (x)	500,000	474,210
2.000%, 12/10/30	320,000	258,277
Motorola Solutions, Inc.
4.600%, 2/23/28 (x)	550,000	547,556
4.600%, 5/23/29	350,000	347,546
5.600%, 6/1/32	500,000	514,943

		3,481,709

Electronic Equipment, Instruments & Components (0.2%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	500,000	473,399
5.411%, 7/1/32 (x)	200,000	205,550
Amphenol Corp.
2.050%, 3/1/25	1,000,000	963,468
4.750%, 3/30/26	65,000	65,055
2.200%, 9/15/31	440,000	369,611
Arrow Electronics, Inc.
6.125%, 3/1/26 (x)	375,000	374,925
Avnet, Inc.
4.625%, 4/15/26 (x)	500,000	491,742
6.250%, 3/15/28	500,000	517,187
3.000%, 5/15/31 (x)	500,000	423,548
5.500%, 6/1/32	100,000	99,087
CDW LLC
2.670%, 12/1/26	715,000	667,231
3.276%, 12/1/28 (x)	535,000	490,194
3.569%, 12/1/31	750,000	662,722
Flex Ltd.
4.750%, 6/15/25 (x)	800,000	789,360
3.750%, 2/1/26	500,000	483,905
4.875%, 6/15/29	350,000	343,766
4.875%, 5/12/30	665,000	650,284
Jabil, Inc.
1.700%, 4/15/26	185,000	171,410
4.250%, 5/15/27	375,000	365,595
3.950%, 1/12/28	270,000	256,958
5.450%, 2/1/29	315,000	321,361
3.600%, 1/15/30	150,000	135,697
Keysight Technologies, Inc.
4.600%, 4/6/27	465,000	462,914
3.000%, 10/30/29 (x)	250,000	227,190
Teledyne Technologies, Inc.
1.600%, 4/1/26	500,000	463,814
2.250%, 4/1/28	500,000	452,298
Trimble, Inc.
4.900%, 6/15/28	450,000	452,082
Tyco Electronics Group SA
4.500%, 2/13/26 (x)	300,000	298,378
3.700%, 2/15/26	250,000	244,125
3.125%, 8/15/27	365,000	347,612
2.500%, 2/4/32	85,000	73,597
Vontier Corp.
1.800%, 4/1/26	310,000	284,813
2.400%, 4/1/28	500,000	434,579

		13,063,457

IT Services (0.2%)
Amdocs Ltd.
2.538%, 6/15/30	500,000	431,404
DXC Technology Co.
1.800%, 9/15/26 (x)	750,000	683,508
2.375%, 9/15/28 (x)	750,000	650,432
Genpact Luxembourg Sarl
1.750%, 4/10/26	200,000	185,604
International Business Machines Corp.
4.000%, 7/27/25	500,000	494,789
4.500%, 2/6/26 (x)	500,000	498,108
3.300%, 5/15/26	1,500,000	1,454,493
3.300%, 1/27/27 (x)	1,095,000	1,055,054
2.200%, 2/9/27	185,000	172,365
1.700%, 5/15/27	405,000	369,835
4.150%, 7/27/27	500,000	493,826
4.500%, 2/6/28	500,000	502,101

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
1.950%, 5/15/30	$220,000	$188,607
2.720%, 2/9/32 (x)	380,000	334,809
4.400%, 7/27/32	500,000	490,993
4.750%, 2/6/33	500,000	505,509

		8,511,437

Semiconductors & Semiconductor Equipment (0.8%)
Advanced Micro Devices, Inc.
3.924%, 6/1/32	65,000	62,856
Analog Devices, Inc.
3.500%, 12/5/26	500,000	487,907
3.450%, 6/15/27	500,000	484,971
1.700%, 10/1/28	340,000	301,633
2.100%, 10/1/31	435,000	370,518
Applied Materials, Inc.
1.750%, 6/1/30 (x)	585,000	498,703
Broadcom, Inc.
3.459%, 9/15/26	260,000	251,001
1.950%, 2/15/28§	515,000	462,573
4.110%, 9/15/28	1,942,000	1,895,577
4.000%, 4/15/29§	250,000	240,998
5.000%, 4/15/30	4,500,000	4,559,048
2.450%, 2/15/31§	1,250,000	1,068,704
4.150%, 4/15/32§	200,000	188,258
Intel Corp.
3.700%, 7/29/25	1,795,000	1,765,763
4.875%, 2/10/26	115,000	115,795
2.600%, 5/19/26 (x)	500,000	478,464
3.150%, 5/11/27	1,000,000	961,423
3.750%, 8/5/27	500,000	490,148
4.875%, 2/10/28	375,000	380,666
2.450%, 11/15/29	1,605,000	1,440,896
5.125%, 2/10/30	355,000	368,544
3.900%, 3/25/30	1,000,000	968,887
2.000%, 8/12/31 (x)	750,000	632,615
4.150%, 8/5/32	500,000	488,780
5.200%, 2/10/33	335,000	350,052
KLA Corp.
4.100%, 3/15/29	625,000	622,422
4.650%, 7/15/32	440,000	449,203
Lam Research Corp.
3.800%, 3/15/25	350,000	345,642
3.750%, 3/15/26 (x)	750,000	736,920
4.000%, 3/15/29	530,000	522,683
Marvell Technology, Inc.
1.650%, 4/15/26	335,000	311,809
2.450%, 4/15/28	335,000	302,438
4.875%, 6/22/28	350,000	348,704
2.950%, 4/15/31 (x)	290,000	252,981
5.950%, 9/15/33 (x)	470,000	499,035
Micron Technology, Inc.
4.975%, 2/6/26 (x)	350,000	350,018
4.185%, 2/15/27	375,000	367,871
5.375%, 4/15/28	500,000	508,744
5.327%, 2/6/29	350,000	356,861
6.750%, 11/1/29	500,000	539,657
2.703%, 4/15/32	220,000	184,630
5.875%, 2/9/33	315,000	329,316
NVIDIA Corp.
3.200%, 9/16/26	850,000	827,191
1.550%, 6/15/28 (x)	1,000,000	895,031
2.000%, 6/15/31	1,000,000	856,606
NXP BV
2.700%, 5/1/25	100,000	96,366
5.350%, 3/1/26	500,000	502,360
3.875%, 6/18/26	500,000	487,520
3.150%, 5/1/27	165,000	156,230
4.400%, 6/1/27	115,000	113,544
5.550%, 12/1/28	335,000	343,442
4.300%, 6/18/29 (x)	750,000	727,365
3.400%, 5/1/30	1,215,000	1,114,604
2.500%, 5/11/31	500,000	423,625
QUALCOMM, Inc.
3.250%, 5/20/27	1,500,000	1,451,436
2.150%, 5/20/30	500,000	440,891
4.250%, 5/20/32	260,000	258,234
Texas Instruments, Inc.
1.375%, 3/12/25	105,000	100,991
1.125%, 9/15/26	335,000	307,751
2.900%, 11/3/27	355,000	338,950
4.600%, 2/15/28	55,000	55,955
2.250%, 9/4/29	320,000	288,528
1.900%, 9/15/31	600,000	513,326
3.650%, 8/16/32	140,000	132,559
4.900%, 3/14/33	650,000	673,471
TSMC Arizona Corp.
3.875%, 4/22/27 (x)	460,000	450,170
4.125%, 4/22/29	500,000	490,340
4.250%, 4/22/32	345,000	338,804

		38,729,004

Software (0.6%)
Adobe, Inc.
1.900%, 2/1/25	470,000	455,193
2.150%, 2/1/27	465,000	436,356
Autodesk, Inc.
4.375%, 6/15/25	600,000	595,744
3.500%, 6/15/27 (x)	1,000,000	971,527
2.850%, 1/15/30	195,000	175,787
Fortinet, Inc.
1.000%, 3/15/26	185,000	169,471
2.200%, 3/15/31	125,000	104,408
Intuit, Inc.
0.950%, 7/15/25	250,000	235,490
5.250%, 9/15/26 (x)	500,000	509,638
1.350%, 7/15/27 (x)	165,000	148,656
5.125%, 9/15/28	500,000	517,555
5.200%, 9/15/33	650,000	679,568
Microsoft Corp.
2.400%, 8/8/26	3,260,000	3,111,560
3.400%, 9/15/26§	600,000	585,327
3.300%, 2/6/27	1,000,000	975,322
3.400%, 6/15/27§	310,000	301,544
1.350%, 9/15/30§	180,000	149,775
Oracle Corp.
5.800%, 11/10/25 (x)	145,000	147,284
1.650%, 3/25/26	680,000	634,417
2.650%, 7/15/26	2,805,000	2,659,514
3.250%, 11/15/27	1,000,000	949,306
4.500%, 5/6/28	610,000	609,777
6.150%, 11/9/29	295,000	316,828
2.950%, 4/1/30 (x)	5,000,000	4,504,001
4.650%, 5/6/30	1,000,000	993,062
4.900%, 2/6/33	525,000	524,313

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Roper Technologies, Inc.
1.000%, 9/15/25	$310,000	$289,853
3.850%, 12/15/25 (x)	125,000	122,730
3.800%, 12/15/26	285,000	278,541
1.400%, 9/15/27 (x)	375,000	334,969
2.950%, 9/15/29	210,000	191,919
2.000%, 6/30/30	440,000	373,370
Salesforce, Inc.
3.700%, 4/11/28	375,000	367,604
1.500%, 7/15/28	650,000	578,035
1.950%, 7/15/31	1,200,000	1,024,567
ServiceNow, Inc.
1.400%, 9/1/30	2,000,000	1,645,809
VMware LLC
1.400%, 8/15/26	310,000	283,080
3.900%, 8/21/27	2,050,000	1,983,221
1.800%, 8/15/28 (x)	405,000	355,243

		29,290,364

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
2.750%, 1/13/25	750,000	733,904
2.500%, 2/9/25	1,000,000	975,554
1.125%, 5/11/25	500,000	476,797
0.550%, 8/20/25 (x)	1,000,000	938,617
0.700%, 2/8/26	1,000,000	925,881
4.421%, 5/8/26 (x)	355,000	355,122
2.450%, 8/4/26	1,675,000	1,597,127
2.050%, 9/11/26	750,000	707,195
3.350%, 2/9/27	1,500,000	1,461,217
3.200%, 5/11/27	923,000	892,814
3.000%, 6/20/27	2,060,000	1,979,898
1.200%, 2/8/28	1,000,000	888,908
4.000%, 5/10/28	355,000	354,452
1.400%, 8/5/28 (x)	1,000,000	885,070
3.250%, 8/8/29 (x)	750,000	716,284
2.200%, 9/11/29	750,000	678,751
4.150%, 5/10/30 (x)	225,000	225,766
1.650%, 5/11/30	440,000	376,259
3.350%, 8/8/32	750,000	703,494
4.300%, 5/10/33 (x)	500,000	508,024
Dell International LLC
5.850%, 7/15/25	1,000,000	1,009,880
6.020%, 6/15/26	445,000	455,112
4.900%, 10/1/26	1,300,000	1,301,226
5.250%, 2/1/28	250,000	256,435
5.300%, 10/1/29 (x)	1,500,000	1,541,797
Hewlett Packard Enterprise Co.
1.750%, 4/1/26	600,000	558,704
6.102%, 4/1/26	500,000	499,798
5.250%, 7/1/28 (x)	500,000	511,296
HP, Inc.
1.450%, 6/17/26	750,000	690,484
4.750%, 1/15/28 (x)	500,000	501,114
2.650%, 6/17/31	750,000	638,119
4.200%, 4/15/32 (x)	500,000	473,857
NetApp, Inc.
1.875%, 6/22/25	215,000	204,498
2.375%, 6/22/27 (x)	300,000	278,561
2.700%, 6/22/30 (x)	300,000	264,439
Teledyne FLIR LLC
2.500%, 8/1/30 (x)	250,000	214,474
Western Digital Corp.
2.850%, 2/1/29	500,000	428,075

		26,209,003

Total Information Technology		119,284,974

Materials (0.9%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
1.500%, 10/15/25	130,000	122,884
1.850%, 5/15/27	195,000	179,662
2.050%, 5/15/30	125,000	109,369
4.800%, 3/3/33 (x)	500,000	516,962
Albemarle Corp.
4.650%, 6/1/27	250,000	244,841
5.050%, 6/1/32	250,000	244,016
Cabot Corp.
4.000%, 7/1/29	500,000	473,517
5.000%, 6/30/32	200,000	197,322
Celanese US Holdings LLC
6.050%, 3/15/25	500,000	503,299
1.400%, 8/5/26	250,000	227,148
6.165%, 7/15/27	500,000	512,727
6.350%, 11/15/28 (x)	355,000	371,806
6.330%, 7/15/29	500,000	523,853
6.550%, 11/15/30	500,000	528,596
6.379%, 7/15/32	500,000	528,711
Dow Chemical Co. (The)
4.800%, 11/30/28	500,000	504,616
DuPont de Nemours, Inc.
4.493%, 11/15/25	1,150,000	1,141,565
4.725%, 11/15/28(x)	1,000,000	1,013,531
Eastman Chemical Co.
5.750%, 3/8/33	750,000	776,605
Ecolab, Inc.
2.700%, 11/1/26 (x)	215,000	205,981
1.650%, 2/1/27	1,000,000	918,705
EIDP, Inc.
1.700%, 7/15/25	145,000	137,620
4.500%, 5/15/26	355,000	353,814
4.800%, 5/15/33	500,000	505,258
FMC Corp.
5.150%, 5/18/26 (x)	315,000	313,592
3.200%, 10/1/26	350,000	330,753
5.650%, 5/18/33	500,000	495,007
International Flavors & Fragrances, Inc.
4.450%, 9/26/28 (x)	385,000	375,392
Linde, Inc.
4.700%, 12/5/25	500,000	500,994
3.200%, 1/30/26	350,000	340,332
1.100%, 8/10/30 (x)	500,000	414,070
LYB International Finance III LLC
1.250%, 10/1/25	241,000	225,025
2.250%, 10/1/30	270,000	229,919
5.625%, 5/15/33 (x)	500,000	523,135
Mosaic Co. (The)
4.050%, 11/15/27	750,000	731,411
5.375%, 11/15/28	105,000	107,046
NewMarket Corp.
2.700%, 3/18/31	500,000	421,397

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Nutrien Ltd.
4.000%, 12/15/26	$500,000	$487,634
4.900%, 3/27/28 (x)	235,000	237,115
4.200%, 4/1/29	280,000	274,842
2.950%, 5/13/30	500,000	452,132
PPG Industries, Inc.
1.200%, 3/15/26 (x)	510,000	471,687
2.800%, 8/15/29	250,000	226,113
RPM International, Inc.
3.750%, 3/15/27	350,000	336,211
4.550%, 3/1/29 (x)	500,000	490,334
2.950%, 1/15/32	470,000	396,921
Sherwin-Williams Co. (The)
4.250%, 8/8/25	175,000	172,802
3.950%, 1/15/26	500,000	489,584
3.450%, 6/1/27	750,000	720,335
2.950%, 8/15/29	500,000	460,537
Westlake Corp.
3.600%, 8/15/26	500,000	482,534
3.375%, 6/15/30	280,000	253,197

		21,802,459

Construction Materials (0.1%)
Eagle Materials, Inc.
2.500%, 7/1/31	375,000	317,693
Martin Marietta Materials, Inc.
3.450%, 6/1/27	321,000	307,036
3.500%, 12/15/27	500,000	478,450
2.400%, 7/15/31	250,000	212,056
Series CB
2.500%, 3/15/30	235,000	206,916
Vulcan Materials Co.
4.500%, 4/1/25	1,250,000	1,237,190
5.800%, 3/1/26 (x)	335,000	334,993
3.900%, 4/1/27	130,000	125,728

		3,220,062

Containers & Packaging (0.1%)
Amcor Finance USA, Inc.
5.625%, 5/26/33 (x)	320,000	332,942
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	165,000	162,026
3.100%, 9/15/26	500,000	468,932
2.630%, 6/19/30	220,000	189,666
2.690%, 5/25/31 (x)	490,000	419,169
Avery Dennison Corp.
4.875%, 12/6/28	300,000	302,933
5.750%, 3/15/33	250,000	264,554
Berry Global, Inc.
1.570%, 1/15/26	1,125,000	1,039,928
1.650%, 1/15/27	500,000	449,773
5.500%, 4/15/28 (x)§	250,000	251,563
Packaging Corp. of America
3.400%, 12/15/27 (x)	360,000	342,950
5.700%, 12/1/33	280,000	293,786
Sonoco Products Co.
1.800%, 2/1/25	395,000	380,671
2.250%, 2/1/27	415,000	379,279
WRKCo., Inc.
3.750%, 3/15/25	500,000	490,133
4.650%, 3/15/26	550,000	543,636
4.000%, 3/15/28	500,000	481,642
3.900%, 6/1/28	175,000	166,871

		6,960,454

Metals & Mining (0.2%)
AngloGold Ashanti Holdings plc
3.375%, 11/1/28	385,000	346,812
3.750%, 10/1/30 (x)	200,000	173,562
BHP Billiton Finance USA Ltd.
4.875%, 2/27/26	500,000	502,349
5.250%, 9/8/26	500,000	510,838
4.750%, 2/28/28	500,000	505,552
5.100%, 9/8/28 (x)	500,000	512,359
5.250%, 9/8/30 (x)	500,000	517,053
4.900%, 2/28/33 (x)	530,000	542,396
5.250%, 9/8/33	500,000	518,162
Freeport-McMoRan, Inc.
4.625%, 8/1/30	1,500,000	1,451,031
Kinross Gold Corp.
6.250%, 7/15/33§	500,000	524,515
Nucor Corp.
3.950%, 5/23/25	140,000	137,685
2.000%, 6/1/25	100,000	95,978
4.300%, 5/23/27	500,000	494,273
3.950%, 5/1/28	1,350,000	1,314,920
Reliance Steel & Aluminum Co.
1.300%, 8/15/25	310,000	290,951
2.150%, 8/15/30	275,000	232,456
Rio Tinto Finance USA plc
5.000%, 3/9/33	750,000	778,609
Southern Copper Corp.
3.875%, 4/23/25	300,000	292,687
Steel Dynamics, Inc.
2.400%, 6/15/25	465,000	444,816
1.650%, 10/15/27	190,000	169,160
Vale Overseas Ltd.
3.750%, 7/8/30	1,190,000	1,088,850
6.125%, 6/12/33	375,000	386,625

		11,831,639

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion SA
3.875%, 11/2/27	500,000	464,000
Suzano Austria GmbH
2.500%, 9/15/28	210,000	183,684
6.000%, 1/15/29	1,000,000	1,016,250
5.000%, 1/15/30	2,000,000	1,921,250
Suzano International Finance BV
5.500%, 1/17/27 (x)	625,000	630,274

		4,215,458

Total Materials		48,030,072

Real Estate (1.7%)
Diversified REITs (0.2%)
Digital Realty Trust LP (REIT)
3.700%, 8/15/27	1,500,000	1,445,848
5.550%, 1/15/28 (x)	500,000	509,211
GLP Capital LP (REIT)
5.250%, 6/1/25	505,000	501,212
5.375%, 4/15/26	750,000	739,688

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
5.750%, 6/1/28	$385,000	$386,917
3.250%, 1/15/32	250,000	211,250
Simon Property Group LP (REIT)
3.500%, 9/1/25	820,000	801,274
3.250%, 11/30/26 (x)	500,000	479,772
3.375%, 6/15/27 (x)	1,750,000	1,677,554
3.375%, 12/1/27 (x)	750,000	714,385
1.750%, 2/1/28 (x)	500,000	448,801
2.450%, 9/13/29	750,000	667,281
2.650%, 7/15/30	500,000	442,983
STORE Capital Corp. (REIT)
4.500%, 3/15/28	275,000	254,775
4.625%, 3/15/29 (x)	250,000	230,994
2.750%, 11/18/30	250,000	195,032
2.700%, 12/1/31	500,000	379,814
WP Carey, Inc. (REIT)
4.000%, 2/1/25	300,000	295,201
4.250%, 10/1/26 (x)	400,000	390,768
3.850%, 7/15/29	250,000	234,772

		11,007,532

Health Care REITs (0.2%)
Healthcare Realty Holdings LP (REIT)
3.500%, 8/1/26	425,000	406,091
Healthpeak OP LLC (REIT)
3.400%, 2/1/25	31,000	30,331
3.250%, 7/15/26	175,000	167,995
1.350%, 2/1/27	1,000,000	896,312
2.125%, 12/1/28	795,000	696,600
3.500%, 7/15/29	200,000	184,847
5.250%, 12/15/32 (x)	375,000	378,476
National Health Investors, Inc. (REIT)
3.000%, 2/1/31	150,000	120,091
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	450,000	442,551
Physicians Realty LP (REIT)
4.300%, 3/15/27	250,000	243,730
Sabra Health Care LP (REIT)
3.900%, 10/15/29 (x)	750,000	675,000
Ventas Realty LP (REIT)
2.650%, 1/15/25	1,000,000	970,417
3.250%, 10/15/26	800,000	757,043
Welltower OP LLC (REIT)
2.700%, 2/15/27	250,000	234,700
4.250%, 4/15/28	1,225,000	1,199,210
2.050%, 1/15/29	1,165,000	1,022,374

		8,425,768

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts LP (REIT)
Series E
4.000%, 6/15/25	310,000	302,941

Industrial REITs (0.1%)
Prologis LP (REIT)
3.250%, 6/30/26 (x)	750,000	725,219
3.250%, 10/1/26	300,000	289,206
2.125%, 4/15/27	500,000	461,691
3.375%, 12/15/27	680,000	648,604
4.875%, 6/15/28 (x)	500,000	506,808
4.000%, 9/15/28	300,000	292,478
4.375%, 2/1/29	155,000	152,825
2.875%, 11/15/29	185,000	167,875
1.750%, 7/1/30	200,000	167,336
2.250%, 1/15/32	500,000	417,111
Rexford Industrial Realty LP (REIT)
2.125%, 12/1/30	250,000	204,469
2.150%, 9/1/31	200,000	160,449

		4,194,071

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	750,000	732,282
3.800%, 4/15/26	250,000	242,958
Boston Properties LP (REIT)
3.200%, 1/15/25	1,750,000	1,701,985
3.400%, 6/21/29	750,000	671,958
3.250%, 1/30/31	1,500,000	1,287,869
Corporate Office Properties LP (REIT)
2.250%, 3/15/26 (x)	270,000	251,827
2.000%, 1/15/29	425,000	352,434
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	600,000	524,250
Kilroy Realty LP (REIT)
4.375%, 10/1/25	400,000	387,457
4.750%, 12/15/28 (x)	350,000	331,949
Piedmont Operating Partnership LP (REIT)
9.250%, 7/20/28	250,000	262,800
3.150%, 8/15/30	500,000	376,018

		7,123,787

Real Estate Management & Development (0.0%)†
CBRE Services, Inc.
4.875%, 3/1/26	1,500,000	1,498,846
2.500%, 4/1/31	250,000	211,207

		1,710,053

Residential REITs (0.3%)
American Homes 4 Rent LP (REIT)
4.250%, 2/15/28	500,000	485,311
2.375%, 7/15/31	160,000	131,970
3.625%, 4/15/32	350,000	313,545
AvalonBay Communities, Inc. (REIT)
3.500%, 11/15/25	250,000	243,359
2.950%, 5/11/26	1,000,000	960,299
2.900%, 10/15/26	250,000	237,938
3.350%, 5/15/27	175,000	167,411
1.900%, 12/1/28	1,250,000	1,101,701
5.300%, 12/7/33 (x)	145,000	150,551
Camden Property Trust (REIT)
4.100%, 10/15/28	215,000	208,998
ERP Operating LP (REIT)
3.375%, 6/1/25	1,000,000	978,942
3.250%, 8/1/27	355,000	337,344
4.150%, 12/1/28	300,000	294,258
1.850%, 8/1/31	200,000	164,269
Essex Portfolio LP (REIT)
3.500%, 4/1/25	650,000	636,385
3.375%, 4/15/26	250,000	241,062
1.700%, 3/1/28	625,000	546,684
4.000%, 3/1/29	500,000	475,987
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	375,000	331,907
5.450%, 8/15/30	300,000	303,111

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
4.150%, 4/15/32	$250,000	$230,008
5.500%, 8/15/33	500,000	499,702
Mid-America Apartments LP(REIT)
4.000%, 11/15/25	350,000	344,087
1.100%, 9/15/26	165,000	149,592
3.600%, 6/1/27	500,000	483,018
3.950%, 3/15/29	750,000	728,045
Spirit Realty LP (REIT)
3.200%, 1/15/27	500,000	471,219
2.100%, 3/15/28	500,000	443,599
4.000%, 7/15/29	225,000	212,385
Sun Communities Operating LP (REIT)
2.300%, 11/1/28	310,000	271,215
2.700%, 7/15/31	185,000	153,937
4.200%, 4/15/32	250,000	228,482
5.700%, 1/15/33	250,000	252,467
Tanger Properties LP (REIT)
3.125%, 9/1/26	500,000	467,662
2.750%, 9/1/31	200,000	159,926
UDR, Inc. (REIT)
2.950%, 9/1/26	125,000	118,803
3.500%, 7/1/27	350,000	332,839
3.200%, 1/15/30	1,000,000	909,325
3.000%, 8/15/31	150,000	132,349

		14,899,692

Retail REITs (0.2%)
Agree LP (REIT)
2.000%, 6/15/28	320,000	278,179
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	355,000	348,085
4.125%, 6/15/26	275,000	266,131
3.900%, 3/15/27 (x)	250,000	238,195
2.250%, 4/1/28	175,000	155,261
4.125%, 5/15/29	375,000	357,190
4.050%, 7/1/30	375,000	351,349
2.500%, 8/16/31 (x)	250,000	209,560
Federal Realty OP LP (REIT)
1.250%, 2/15/26	250,000	230,443
3.250%, 7/15/27	500,000	467,847
5.375%, 5/1/28	500,000	505,208
3.200%, 6/15/29	500,000	453,768
Kimco Realty OP LLC (REIT)
3.300%, 2/1/25	610,000	596,830
1.900%, 3/1/28	200,000	176,422
Kite Realty Group LP (REIT)
4.000%, 10/1/26	250,000	236,294
NNN REIT, Inc. (REIT)
4.000%, 11/15/25	200,000	195,995
3.600%, 12/15/26	250,000	239,053
4.300%, 10/15/28	665,000	645,149
Realty Income Corp. (REIT)
3.875%, 4/15/25	750,000	737,715
4.625%, 11/1/25	500,000	496,938
5.050%, 1/13/26	55,000	55,000
0.750%, 3/15/26	390,000	355,487
4.875%, 6/1/26	485,000	485,651
4.125%, 10/15/26	725,000	710,870
3.950%, 8/15/27 (x)	320,000	311,074
2.200%, 6/15/28	500,000	447,565
4.700%, 12/15/28	350,000	351,695
3.250%, 6/15/29	350,000	326,514
4.850%, 3/15/30	155,000	155,745
5.625%, 10/13/32 (x)	250,000	263,270
Regency Centers LP (REIT)
3.600%, 2/1/27	360,000	345,795
4.125%, 3/15/28	500,000	478,684
2.950%, 9/15/29	250,000	224,288
SITE Centers Corp. (REIT)
3.625%, 2/1/25	216,000	210,614
4.700%, 6/1/27	165,000	162,303

		12,070,167

Specialized REITs (0.5%)
American Tower Corp. (REIT)
2.400%, 3/15/25	500,000	483,246
1.300%, 9/15/25	350,000	327,646
1.600%, 4/15/26	600,000	554,405
1.450%, 9/15/26	500,000	455,792
2.750%, 1/15/27	350,000	328,667
3.650%, 3/15/27	400,000	384,214
1.500%, 1/31/28	350,000	305,907
5.500%, 3/15/28	500,000	509,959
5.250%, 7/15/28	355,000	359,378
5.800%, 11/15/28	415,000	432,325
3.950%, 3/15/29	500,000	477,116
2.900%, 1/15/30 (x)	240,000	214,175
2.100%, 6/15/30	250,000	209,986
1.875%, 10/15/30 (x)	1,000,000	819,670
2.700%, 4/15/31	600,000	516,029
2.300%, 9/15/31 (x)	355,000	294,410
5.650%, 3/15/33	250,000	260,194
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	100,000	94,345
4.450%, 2/15/26	2,165,000	2,134,012
3.700%, 6/15/26	165,000	159,408
1.050%, 7/15/26 (x)	750,000	676,838
2.900%, 3/15/27	970,000	905,830
3.650%, 9/1/27	750,000	713,625
5.000%, 1/11/28	180,000	179,299
4.800%, 9/1/28	415,000	409,054
5.600%, 6/1/29	250,000	255,335
CubeSmart LP (REIT)
3.125%, 9/1/26	250,000	237,132
2.250%, 12/15/28	500,000	440,798
4.375%, 2/15/29	150,000	145,753
Equinix, Inc. (REIT)
1.250%, 7/15/25	265,000	247,939
1.000%, 9/15/25	750,000	699,396
1.450%, 5/15/26	350,000	322,950
2.900%, 11/18/26	455,000	430,962
1.800%, 7/15/27 (x)	215,000	193,986
1.550%, 3/15/28	375,000	328,908
2.000%, 5/15/28	350,000	311,567
3.200%, 11/18/29	455,000	417,485
2.500%, 5/15/31	750,000	637,404
3.900%, 4/15/32	500,000	463,457
Extra Space Storage LP (REIT)
3.500%, 7/1/26	500,000	480,464
3.875%, 12/15/27	400,000	382,549
5.700%, 4/1/28	330,000	338,342
3.900%, 4/1/29	165,000	156,211
4.000%, 6/15/29	500,000	474,835

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
5.500%, 7/1/30	$355,000	$363,445
2.400%, 10/15/31	350,000	287,772
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	250,000	230,991
1.500%, 11/9/26	250,000	229,765
3.094%, 9/15/27	300,000	285,286
1.850%, 5/1/28	280,000	251,744
1.950%, 11/9/28	415,000	370,210
5.125%, 1/15/29 (x)	295,000	304,717
3.385%, 5/1/29	320,000	304,885
2.300%, 5/1/31	280,000	241,949
2.250%, 11/9/31	310,000	264,718
5.100%, 8/1/33	95,000	98,374
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	1,350,000	1,343,071

		23,747,930

Total Real Estate		83,481,941

Utilities (2.4%)
Electric Utilities (1.7%)
AEP Texas, Inc.
4.700%, 5/15/32	250,000	243,459
AEP Transmission Co. LLC
3.100%, 12/1/26	250,000	239,490
Alabama Power Co.
3.750%, 9/1/27	500,000	487,976
Series 20-A
1.450%, 9/15/30	500,000	403,050
American Electric Power Co., Inc.
3.200%, 11/13/27	400,000	377,833
2.300%, 3/1/30	150,000	128,336
5.625%, 3/1/33	190,000	197,385
Series J
4.300%, 12/1/28	500,000	487,587
Series N
1.000%, 11/1/25	315,000	291,919
Appalachian Power Co.
3.400%, 6/1/25	350,000	341,125
Series AA
2.700%, 4/1/31	500,000	429,232
Series BB
4.500%, 8/1/32	85,000	81,735
Arizona Public Service Co.
3.150%, 5/15/25	200,000	194,456
2.950%, 9/15/27	350,000	329,654
2.600%, 8/15/29	250,000	223,103
Atlantic City Electric Co.
4.000%, 10/15/28	350,000	341,819
2.300%, 3/15/31 (x)	250,000	210,858
Avangrid, Inc.
3.800%, 6/1/29	750,000	707,152
Baltimore Gas & Electric Co.
2.400%, 8/15/26	700,000	660,773
2.250%, 6/15/31	500,000	422,696
CenterPoint Energy Houston Electric LLC
4.950%, 4/1/33	200,000	202,842
Series AE
2.350%, 4/1/31	275,000	236,357
Series AG
3.000%, 3/1/32	200,000	176,703
Series Z
2.400%, 9/1/26	250,000	234,931
Cleco Corporate Holdings LLC
3.743%, 5/1/26 (e)	750,000	723,271
Commonwealth Edison Co.
3.700%, 8/15/28	220,000	212,568
Series 122
2.950%, 8/15/27	500,000	471,382
Connecticut Light & Power Co. (The)
Series A
0.750%, 12/1/25	250,000	232,080
3.200%, 3/15/27	250,000	239,770
2.050%, 7/1/31	500,000	414,945
DTE Electric Co.
Series A
1.900%, 4/1/28	320,000	287,617
3.000%, 3/1/32	250,000	221,504
Duke Energy Carolinas LLC
3.950%, 11/15/28	500,000	488,975
2.450%, 8/15/29	300,000	267,723
2.550%, 4/15/31	375,000	325,174
2.850%, 3/15/32	220,000	192,052
4.950%, 1/15/33	500,000	509,034
Duke Energy Corp.
0.900%, 9/15/25	310,000	288,925
3.150%, 8/15/27	750,000	708,904
4.300%, 3/15/28	375,000	369,769
3.400%, 6/15/29 (x)	310,000	289,567
2.450%, 6/1/30	250,000	217,939
2.550%, 6/15/31	750,000	639,095
4.500%, 8/15/32	355,000	343,717
5.750%, 9/15/33	500,000	528,476
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.250%, 1/15/82 (k)	280,000	213,552
Duke Energy Florida LLC
3.200%, 1/15/27	650,000	628,105
3.800%, 7/15/28 (x)	750,000	727,539
1.750%, 6/15/30	215,000	179,662
2.400%, 12/15/31	390,000	329,037
5.875%, 11/15/33	225,000	242,785
Duke Energy Ohio, Inc.
5.250%, 4/1/33	35,000	36,143
Duke Energy Progress LLC
3.450%, 3/15/29	350,000	333,301
2.000%, 8/15/31 (x)	500,000	412,769
Edison International
4.700%, 8/15/25	500,000	496,572
5.750%, 6/15/27	40,000	40,866
4.125%, 3/15/28	500,000	483,616
5.250%, 11/15/28	285,000	286,117
6.950%, 11/15/29	100,000	108,700
Emera US Finance LP
3.550%, 6/15/26	665,000	640,344
2.639%, 6/15/31	335,000	275,298
Enel Americas SA
4.000%, 10/25/26	165,000	159,947
Enel Chile SA
4.875%, 6/12/28	750,000	736,875

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Entergy Arkansas LLC
3.500%, 4/1/26	$300,000	$291,531
Entergy Corp.
0.900%, 9/15/25	950,000	881,921
2.950%, 9/1/26	300,000	284,626
1.900%, 6/15/28	1,165,000	1,026,844
Entergy Louisiana LLC
2.400%, 10/1/26	500,000	468,489
Evergy Kansas Central, Inc.
2.550%, 7/1/26	350,000	331,220
5.900%, 11/15/33	300,000	320,482
Evergy Metro, Inc.
4.950%, 4/15/33	315,000	313,887
Evergy, Inc.
2.900%, 9/15/29	500,000	451,046
Eversource Energy
4.750%, 5/15/26	250,000	248,717
2.900%, 3/1/27 (x)	200,000	188,644
4.600%, 7/1/27	350,000	346,797
2.550%, 3/15/31 (x)	500,000	422,675
3.375%, 3/1/32	200,000	176,861
5.125%, 5/15/33 (x)	500,000	502,453
Series H
3.150%, 1/15/25	150,000	146,218
Series Q
0.800%, 8/15/25	150,000	139,702
Series R
1.650%, 8/15/30	250,000	203,218
Series U
1.400%, 8/15/26	250,000	227,946
Exelon Corp.
3.400%, 4/15/26	500,000	484,062
2.750%, 3/15/27	500,000	470,446
5.150%, 3/15/28	150,000	152,045
3.350%, 3/15/32	500,000	447,291
5.300%, 3/15/33	300,000	305,778
Florida Power & Light Co.
4.450%, 5/15/26 (x)	250,000	250,141
5.050%, 4/1/28	585,000	599,044
4.400%, 5/15/28 (x)	375,000	374,816
4.625%, 5/15/30	500,000	504,540
4.800%, 5/15/33	500,000	505,258
Series A
3.300%, 5/30/27	250,000	238,693
Fortis, Inc.
3.055%, 10/4/26	750,000	710,849
Georgia Power Co.
3.250%, 4/1/26	350,000	336,628
3.250%, 3/30/27	500,000	477,508
4.650%, 5/16/28	500,000	500,340
4.700%, 5/15/32 (x)	250,000	247,145
4.950%, 5/17/33	500,000	503,432
Series B
2.650%, 9/15/29	350,000	316,467
Indiana Michigan Power Co.
3.850%, 5/15/28	1,250,000	1,206,142
Interstate Power & Light Co.
4.100%, 9/26/28	450,000	437,376
3.600%, 4/1/29	500,000	472,933
2.300%, 6/1/30	125,000	106,326
ITC Holdings Corp.
3.250%, 6/30/26	300,000	288,452
3.350%, 11/15/27 (x)	400,000	377,872
MidAmerican Energy Co.
3.100%, 5/1/27 (x)	1,000,000	954,518
3.650%, 4/15/29	850,000	812,539
Mississippi Power Co.
3.950%, 3/30/28	250,000	242,744
NextEra Energy Capital Holdings, Inc.
6.051%, 3/1/25	175,000	176,529
4.450%, 6/20/25	295,000	292,158
1.875%, 1/15/27	400,000	367,142
3.550%, 5/1/27	1,500,000	1,443,425
4.625%, 7/15/27	500,000	498,258
4.900%, 2/28/28	500,000	504,425
1.900%, 6/15/28	750,000	665,767
3.500%, 4/1/29	500,000	470,860
5.000%, 2/28/30	500,000	502,869
2.250%, 6/1/30	2,500,000	2,132,120
2.440%, 1/15/32	400,000	334,417
5.000%, 7/15/32 (x)	150,000	150,333
5.050%, 2/28/33	500,000	500,076
(ICE LIBOR USD 3 Month + 3.16%), 5.650%, 5/1/79 (k)	500,000	463,750
Northern States Power Co.
2.250%, 4/1/31	300,000	255,517
NSTAR Electric Co.
3.200%, 5/15/27	500,000	478,108
3.250%, 5/15/29	500,000	469,384
1.950%, 8/15/31	500,000	408,367
Ohio Power Co.
Series Q
1.625%, 1/15/31	235,000	190,694
Oklahoma Gas & Electric Co.
3.800%, 8/15/28	350,000	338,346
5.400%, 1/15/33	350,000	363,141
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25 (x)	525,000	488,529
4.300%, 5/15/28§	500,000	494,077
3.700%, 11/15/28 (x)	1,250,000	1,205,724
2.750%, 5/15/30	185,000	165,181
4.150%, 6/1/32	95,000	91,740
4.550%, 9/15/32	180,000	178,618
Pacific Gas and Electric Co.
3.450%, 7/1/25	500,000	485,234
5.450%, 6/15/27	500,000	500,443
2.100%, 8/1/27	750,000	675,695
3.000%, 6/15/28	520,000	472,203
6.100%, 1/15/29	500,000	516,435
4.200%, 3/1/29	350,000	330,856
4.550%, 7/1/30	3,500,000	3,326,502
3.250%, 6/1/31	1,085,000	935,789
6.150%, 1/15/33	85,000	88,050
6.400%, 6/15/33	500,000	526,609
PECO Energy Co.
3.150%, 10/15/25	700,000	676,215
4.900%, 6/15/33	210,000	213,631
Pinnacle West Capital Corp.
1.300%, 6/15/25	300,000	282,483

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
PPL Capital Funding, Inc.
3.100%, 5/15/26	$500,000	$479,668
Public Service Co. of Colorado
3.700%, 6/15/28 (x)	350,000	336,385
Public Service Co. of New Hampshire
Series V
2.200%, 6/15/31	290,000	244,262
Public Service Co. of Oklahoma
5.250%, 1/15/33	200,000	201,588
Series J
2.200%, 8/15/31	250,000	205,305
Public Service Electric & Gas Co.
0.950%, 3/15/26	350,000	323,691
2.250%, 9/15/26	450,000	423,967
3.700%, 5/1/28	500,000	485,017
3.650%, 9/1/28	300,000	288,054
3.200%, 5/15/29	250,000	233,536
2.450%, 1/15/30	165,000	145,955
1.900%, 8/15/31	235,000	192,515
5.200%, 8/1/33	500,000	520,359
Southern California Edison Co.
4.900%, 6/1/26	500,000	501,102
5.300%, 3/1/28	310,000	315,546
2.850%, 8/1/29	660,000	601,352
2.250%, 6/1/30	655,000	564,831
2.750%, 2/1/32	315,000	271,655
Series 20C
1.200%, 2/1/26	440,000	408,285
Series C
4.200%, 6/1/25	310,000	305,261
Series D
4.700%, 6/1/27	500,000	502,453
Series E
3.700%, 8/1/25	300,000	294,029
Series G
2.500%, 6/1/31	500,000	428,498
Southern Co. (The)
5.150%, 10/6/25	195,000	195,169
5.113%, 8/1/27 (e)	500,000	505,593
4.850%, 6/15/28	500,000	502,697
5.500%, 3/15/29	200,000	207,278
5.700%, 10/15/32	310,000	326,884
Series 21-B
1.750%, 3/15/28	210,000	186,867
Southwestern Electric Power Co.
Series K
2.750%, 10/1/26 (x)	500,000	470,116
Series M
4.100%, 9/15/28	750,000	726,322
Series N
1.650%, 3/15/26	500,000	464,809
Tampa Electric Co.
2.400%, 3/15/31 (x)	140,000	118,158
Tucson Electric Power Co.
3.050%, 3/15/25	600,000	585,178
1.500%, 8/1/30	225,000	184,015
Union Electric Co.
2.950%, 6/15/27	500,000	476,127
3.500%, 3/15/29	500,000	470,858
Virginia Electric and Power Co.
2.300%, 11/15/31	500,000	421,327
5.000%, 4/1/33	500,000	505,228
5.300%, 8/15/33	500,000	511,037
Series A
3.150%, 1/15/26	715,000	691,455
3.500%, 3/15/27	750,000	723,554
3.800%, 4/1/28	500,000	484,184
2.875%, 7/15/29	175,000	160,333
Series B
2.950%, 11/15/26	500,000	477,158
3.750%, 5/15/27	390,000	380,132
Wisconsin Electric Power Co.
1.700%, 6/15/28	310,000	275,136
Wisconsin Power & Light Co.
3.050%, 10/15/27	350,000	331,250
1.950%, 9/16/31	250,000	204,179
Xcel Energy, Inc.
3.300%, 6/1/25	500,000	486,783
3.350%, 12/1/26	500,000	479,588
1.750%, 3/15/27	415,000	378,569
4.000%, 6/15/28	500,000	487,492
2.600%, 12/1/29	350,000	308,811
2.350%, 11/15/31 (x)	500,000	414,473
5.450%, 8/15/33	250,000	256,353

		85,580,975

Gas Utilities (0.1%)
Atmos Energy Corp.
3.000%, 6/15/27	310,000	294,737
2.625%, 9/15/29	800,000	725,366
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	1,000,000	1,022,833
4.000%, 4/1/28	500,000	487,057
4.400%, 7/1/32	100,000	96,985
5.400%, 3/1/33	500,000	516,883
National Fuel Gas Co.
5.200%, 7/15/25	1,000,000	997,856
5.500%, 10/1/26 (x)	250,000	250,802
3.950%, 9/15/27	300,000	284,334
4.750%, 9/1/28(x)	300,000	292,544
Piedmont Natural Gas Co., Inc.
3.500%, 6/1/29	500,000	466,431
2.500%, 3/15/31	380,000	321,953
Southern California Gas Co.
2.950%, 4/15/27	280,000	265,093
Series TT
2.600%, 6/15/26	500,000	476,849
Southwest Gas Corp.
5.450%, 3/23/28	335,000	341,625
2.200%, 6/15/30	500,000	419,984
4.050%, 3/15/32	150,000	139,858

		7,401,190

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
1.375%, 1/15/26	1,540,000	1,421,848
5.450%, 6/1/28	500,000	507,528
Constellation Energy Generation LLC
3.250%, 6/1/25	205,000	199,416
5.600%, 3/1/28	310,000	319,099
5.800%, 3/1/33 (x)	355,000	372,948

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Southern Power Co.
4.150%, 12/1/25	$500,000	$492,094
0.900%, 1/15/26 (x)	155,000	142,632

		3,455,565

Multi-Utilities (0.5%)
Ameren Corp.
1.950%, 3/15/27 (x)	500,000	456,398
1.750%, 3/15/28	375,000	330,664
Ameren Illinois Co.
3.800%, 5/15/28	350,000	339,857
1.550%, 11/15/30	210,000	171,262
Black Hills Corp.
3.950%, 1/15/26	350,000	340,606
5.950%, 3/15/28	200,000	207,006
3.050%, 10/15/29	250,000	224,271
2.500%, 6/15/30	315,000	263,238
CenterPoint Energy, Inc.
1.450%, 6/1/26	315,000	289,957
CMS Energy Corp.
3.000%, 5/15/26	210,000	200,502
Consolidated Edison Co. of New York, Inc.
3.800%, 5/15/28	550,000	532,368
2.400%, 6/15/31	750,000	643,172
5.200%, 3/1/33 (x)	500,000	515,928
Series B
3.125%, 11/15/27	300,000	285,724
Series D
4.000%, 12/1/28	500,000	487,186
Consumers Energy Co.
4.650%, 3/1/28	500,000	502,928
3.800%, 11/15/28	750,000	725,087
4.900%, 2/15/29	500,000	506,966
3.600%, 8/15/32	335,000	310,540
Dominion Energy, Inc.
4.250%, 6/1/28	500,000	490,566
Series A
1.450%, 4/15/26	305,000	282,460
4.350%, 8/15/32	250,000	239,281
Series C
2.250%, 8/15/31	455,000	375,844
Series D
2.850%, 8/15/26	450,000	423,061
DTE Energy Co.
2.850%, 10/1/26	750,000	709,090
4.875%, 6/1/28	415,000	416,583
2.950%, 3/1/30	250,000	220,210
Series C
3.400%, 6/15/29 (x)	164,000	153,220
Series F
1.050%, 6/1/25	525,000	494,727
NiSource, Inc.
0.950%, 8/15/25	580,000	542,870
3.490%, 5/15/27	1,250,000	1,200,424
5.250%, 3/30/28	450,000	458,690
2.950%, 9/1/29 (x)	350,000	319,556
5.400%, 6/30/33 (x)	210,000	216,684
Public Service Enterprise Group, Inc.
0.800%, 8/15/25	500,000	466,916
1.600%, 8/15/30 (x)	500,000	403,809
2.450%, 11/15/31	500,000	420,021
6.125%, 10/15/33	500,000	539,375
Puget Energy, Inc.
2.379%, 6/15/28 (x)	625,000	557,169
4.224%, 3/15/32	355,000	321,963
San Diego Gas & Electric Co.
2.500%, 5/15/26	500,000	474,759
4.950%, 8/15/28	500,000	509,055
Series VVV
1.700%, 10/1/30 (x)	235,000	194,441
Series XXX
3.000%, 3/15/32 (x)	500,000	444,042
Sempra
3.300%, 4/1/25	350,000	341,060
5.400%, 8/1/26	500,000	504,859
3.250%, 6/15/27 (x)	500,000	474,125
3.700%, 4/1/29	445,000	420,382
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)	40,000	33,900
Southern Co. Gas Capital Corp.
3.250%, 6/15/26	530,000	508,733
5.150%, 9/15/32	250,000	252,510
5.750%, 9/15/33	360,000	377,332
WEC Energy Group, Inc.
4.750%, 1/9/26	335,000	333,409
5.600%, 9/12/26	125,000	127,083
5.150%, 10/1/27	355,000	359,493
1.375%, 10/15/27	500,000	441,054
4.750%, 1/15/28	250,000	249,832
2.200%, 12/15/28	500,000	442,795
1.800%, 10/15/30	500,000	407,198

		23,482,241

Water Utilities (0.0%)†
American Water Capital Corp.
3.400%, 3/1/25	400,000	391,986
3.750%, 9/1/28	750,000	720,510
3.450%, 6/1/29	500,000	471,388
2.300%, 6/1/31	400,000	340,791
Essential Utilities, Inc.
3.566%, 5/1/29	300,000	280,240

		2,204,915

Total Utilities		122,124,886

Total Corporate Bonds		1,688,480,266

Foreign Government Securities (2.0%)
Canada Government Bond
1.625%, 1/22/25 (x)	2,000,000	1,939,789
2.875%, 4/28/25	2,475,000	2,419,122
3.750%, 4/26/28 (x)	780,000	773,896
Export Development Canada
3.375%, 8/26/25	905,000	889,311
4.375%, 6/29/26 (x)	1,350,000	1,354,255
3.000%, 5/25/27	1,000,000	966,739
3.875%, 2/14/28	750,000	745,664
Export-Import Bank of Korea
1.250%, 1/18/25	417,000	401,471
1.875%, 2/12/25	200,000	193,418
3.250%, 11/10/25	1,000,000	970,930
4.875%, 1/11/26	200,000	200,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
0.625%, 2/9/26	$355,000	$326,078
1.125%, 12/29/26	550,000	495,105
1.625%, 1/18/27	364,000	333,733
2.375%, 4/21/27	1,500,000	1,399,935
4.250%, 9/15/27	323,000	319,631
5.000%, 1/11/28	220,000	223,964
1.375%, 2/9/31	750,000	606,450
2.125%, 1/18/32	356,000	298,161
5.125%, 1/11/33	260,000	270,353
5.125%, 9/18/33	345,000	359,552
Italian Republic Government Bond
1.250%, 2/17/26	2,045,000	1,895,079
2.875%, 10/17/29	1,000,000	896,708
Japan Bank for International Cooperation
2.125%, 2/10/25	1,500,000	1,455,248
0.625%, 7/15/25	1,130,000	1,061,747
3.875%, 9/16/25	536,000	528,935
4.250%, 1/26/26	870,000	865,967
4.250%, 4/27/26	340,000	338,279
1.875%, 7/21/26	1,500,000	1,406,119
2.250%, 11/4/26	1,000,000	936,885
2.750%, 11/16/27	475,000	448,868
4.625%, 7/19/28	200,000	202,752
3.500%, 10/31/28	2,000,000	1,928,496
2.125%, 2/16/29	750,000	673,234
2.000%, 10/17/29	430,000	378,359
1.250%, 1/21/31	600,000	487,846
1.875%, 4/15/31	1,200,000	1,011,076
Japan International Cooperation Agency
2.750%, 4/27/27 (x)	690,000	650,148
3.250%, 5/25/27	750,000	725,168
3.375%, 6/12/28	500,000	479,555
1.750%, 4/28/31	595,000	493,012
Oriental Republic of Uruguay
4.375%, 10/27/27	2,500,000	2,511,719
Province of Alberta
3.300%, 3/15/28	1,250,000	1,203,404
1.300%, 7/22/30	1,100,000	920,203
Province of British Columbia
2.250%, 6/2/26	1,000,000	947,304
0.900%, 7/20/26	500,000	458,734
1.300%, 1/29/31	400,000	328,611
4.200%, 7/6/33	680,000	671,758
Province of Manitoba
2.125%, 6/22/26	1,000,000	948,875
1.500%, 10/25/28	585,000	518,288
4.300%, 7/27/33	500,000	497,390
Province of New Brunswick
3.625%, 2/24/28	600,000	585,027
Province of Ontario
1.050%, 4/14/26 (x)	1,600,000	1,483,560
2.500%, 4/27/26	2,000,000	1,918,379
2.300%, 6/15/26	1,750,000	1,667,846
3.100%, 5/19/27	400,000	386,168
2.000%, 10/2/29	1,250,000	1,118,077
1.125%, 10/7/30	1,000,000	816,087
1.600%, 2/25/31	1,000,000	840,545
1.800%, 10/14/31 (x)	1,500,000	1,262,497
Province of Quebec
1.500%, 2/11/25	2,000,000	1,927,113
0.600%, 7/23/25	1,400,000	1,317,525
2.500%, 4/20/26	1,000,000	959,725
2.750%, 4/12/27	1,750,000	1,681,439
1.350%, 5/28/30	1,000,000	842,594
1.900%, 4/21/31	1,250,000	1,073,179
Republic of Chile
3.125%, 1/21/26	3,512,000	3,398,958
2.750%, 1/31/27	200,000	188,437
2.450%, 1/31/31	325,000	282,344
Republic of Indonesia
4.150%, 9/20/27	200,000	196,562
3.500%, 1/11/28	1,000,000	956,563
4.550%, 1/11/28	400,000	398,750
4.100%, 4/24/28	800,000	783,500
4.750%, 2/11/29	2,500,000	2,519,025
2.150%, 7/28/31	1,250,000	1,051,953
3.550%, 3/31/32	200,000	184,522
4.650%, 9/20/32	200,000	199,687
4.850%, 1/11/33	400,000	408,125
Republic of Korea
2.750%, 1/19/27	1,750,000	1,673,945
3.500%, 9/20/28	1,000,000	968,290
2.500%, 6/19/29 (x)	505,000	463,944
1.750%, 10/15/31	210,000	175,125
Republic of Panama
3.750%, 3/16/25	3,000,000	2,911,875
3.160%, 1/23/30	1,500,000	1,276,406
Republic of Peru
4.125%, 8/25/27 (x)	1,000,000	978,437
2.783%, 1/23/31	2,240,000	1,946,700
Republic of Philippines
5.170%, 10/13/27	200,000	203,625
3.000%, 2/1/28	1,150,000	1,082,797
4.625%, 7/17/28	240,000	240,450
3.750%, 1/14/29	975,000	937,828
2.457%, 5/5/30 (x)	3,360,000	2,973,600
Republic of Poland
3.250%, 4/6/26	1,500,000	1,451,775
State of Israel Government Bond
2.875%, 3/16/26	1,500,000	1,427,130
3.250%, 1/17/28	750,000	699,825
2.500%, 1/15/30	515,000	447,998
4.500%, 1/17/33	220,000	208,723
Svensk Exportkredit AB
4.000%, 7/15/25	395,000	391,375
0.500%, 8/26/25	1,000,000	935,122
4.375%, 2/13/26	355,000	354,030
2.250%, 3/22/27	500,000	470,507
4.125%, 6/14/28	500,000	500,131
4.875%, 10/4/30 (x)	600,000	620,813
United Mexican States
4.125%, 1/21/26	1,865,000	1,847,516
4.150%, 3/28/27 (x)	2,745,000	2,714,119
3.750%, 1/11/28	855,000	823,739
4.500%, 4/22/29	455,000	447,606
3.250%, 4/16/30	2,500,000	2,259,375

Total Foreign Government Securities		101,238,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Municipal Bonds (0.1%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A 4.839%, 1/1/41	$2,000	$1,975
Central Puget Sound Regional Transit Authority
5.491%, 11/1/39	4,000	4,278
City of Chicago, International Airport, Revenue Bonds, Series 2010B 6.395%, 1/1/40	4,000	4,547
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011%, 6/15/42	4,000	4,502
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508%, 8/1/37	8,000	8,244
City of New York, General Obligation Bonds, Series 2009-A1
Series A-2
5.206%, 10/1/31	4,000	4,082
City of New York, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724%, 6/15/42	2,000	2,187
Commonwealth of Massachusetts
4.110%, 7/15/31	177,045	175,608
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750%, 8/1/49	4,000	4,988
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010B
6.731%, 7/1/43	204,000	232,539
Florida State Board of Administration Finance Corp. Revenue Bonds, Series 2020A
1.258%, 7/1/25	500,000	474,415
2.154%, 7/1/30	500,000	426,499
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
7.055%, 4/1/57	3,000	3,351
Los Angeles Community College District
1.606%, 8/1/28	200,000	179,390
1.806%, 8/1/30	200,000	171,128
Metropolitan Government Nashville & Davidson County Health & Educational Facilities, Revenue Bonds, Series B
4.053%, 7/1/26	1,000,000	981,541
New Jersey Economic Development Authority, NATL-RE
7.425%, 2/15/29	1,000,000	1,080,579
Ohio State University (The)
4.910%, 6/1/40	4,000	4,005
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511%, 12/1/45	1,000	1,054
5.561%, 12/1/49	3,000	3,232
Regents of the University of California Medical Center Pooled Revenue, Series 2022
4.132%, 5/15/32	250,000	239,859
San Diego County Water Authority
6.138%, 5/1/49	4,000	4,489
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793%, 4/1/30	4,000	4,201
7.043%, 4/1/50	4,000	5,063
State Board of Administration Finance Corp.
1.705%, 7/1/27	500,000	452,705
State of California Federally Taxable General Obligation Bonds Various Purpose
3.375%, 4/1/25	190,000	186,750
3.500%, 4/1/28	250,000	242,254
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770%, 3/15/39	2,000	2,059
State of Wisconsin
3.154%, 5/1/27	1,300,000	1,250,786
University of California
0.883%, 5/15/25	165,000	156,533
3.063%, 7/1/25	500,000	487,906
1.316%, 5/15/27	250,000	226,380
1.614%, 5/15/30	125,000	105,669

Total Municipal Bonds		7,132,798

Supranational (2.6%)
African Development Bank
3.375%, 7/7/25	1,350,000	1,327,351
0.875%, 3/23/26	1,300,000	1,205,794
0.875%, 7/22/26 (x)	1,159,000	1,063,987
4.375%, 3/14/28	800,000	810,580
Asian Development Bank
2.875%, 5/6/25	1,350,000	1,319,370
4.625%, 6/13/25	550,000	550,587
4.250%, 1/9/26	400,000	399,844
0.500%, 2/4/26	4,000,000	3,700,530

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
1.000%, 4/14/26	$1,300,000	$1,209,336
2.000%, 4/24/26	1,000,000	950,787
1.750%, 8/14/26	1,000,000	943,953
2.625%, 1/12/27	2,500,000	2,394,153
1.500%, 1/20/27	2,000,000	1,852,011
2.500%, 11/2/27	2,500,000	2,364,730
2.750%, 1/19/28	1,000,000	953,088
3.750%, 4/25/28	1,040,000	1,029,021
1.250%, 6/9/28	500,000	444,165
4.500%, 8/25/28	1,531,000	1,562,569
3.125%, 9/26/28	400,000	385,738
1.875%, 3/15/29	1,000,000	900,749
1.750%, 9/19/29	500,000	443,812
1.875%, 1/24/30	1,000,000	884,323
0.750%, 10/8/30	1,000,000	807,119
1.500%, 3/4/31	600,000	508,069
3.125%, 4/27/32	500,000	468,038
3.875%, 9/28/32	400,000	394,092
4.000%, 1/12/33	85,000	84,573
3.875%, 6/14/33	500,000	493,295
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	2,000,000	1,884,502
3.375%, 6/29/25	1,750,000	1,715,648
0.500%, 1/27/26	2,500,000	2,310,308
3.750%, 9/14/27	400,000	394,981
Corp. Andina de Fomento
1.625%, 9/23/25	750,000	706,560
4.750%, 4/1/26	180,000	178,892
2.250%, 2/8/27	650,000	598,964
6.000%, 4/26/27	440,000	454,087
Council of Europe Development Bank
1.375%, 2/27/25	750,000	721,610
3.000%, 6/16/25	143,000	139,630
3.750%, 5/25/26	500,000	494,909
0.875%, 9/22/26	750,000	686,351
3.625%, 1/26/28	500,000	492,874
European Bank for Reconstruction & Development
1.500%, 2/13/25	290,000	280,287
0.500%, 11/25/25	600,000	557,639
0.500%, 1/28/26 (x)	750,000	694,139
4.375%, 3/9/28	1,400,000	1,418,461
European Investment Bank
1.875%, 2/10/25	3,000,000	2,911,578
1.625%, 3/14/25 (x)	1,300,000	1,254,599
0.375%, 12/15/25	2,000,000	1,852,681
0.375%, 3/26/26	3,375,000	3,102,825
2.125%, 4/13/26	2,000,000	1,911,108
0.750%, 10/26/26	1,111,000	1,013,021
1.375%, 3/15/27	2,500,000	2,310,492
2.375%, 5/24/27 (x)	1,000,000	947,454
0.625%, 10/21/27	980,000	863,568
3.875%, 3/15/28	800,000	797,480
4.500%, 10/16/28	750,000	767,197
1.750%, 3/15/29	800,000	717,698
1.625%, 10/9/29	410,000	361,104
3.625%, 7/15/30	960,000	940,173
0.750%, 9/23/30 (x)	750,000	609,628
1.250%, 2/14/31	1,475,000	1,232,794
1.625%, 5/13/31	750,000	640,542
3.750%, 2/14/33	815,000	800,334
Inter-American Development Bank
0.625%, 7/15/25	5,000,000	4,712,757
0.875%, 4/20/26	2,000,000	1,855,373
4.500%, 5/15/26	900,000	905,981
2.000%, 6/2/26	1,050,000	997,017
2.000%, 7/23/26	1,000,000	947,203
1.500%, 1/13/27	1,500,000	1,389,736
0.625%, 9/16/27	1,000,000	885,283
4.000%, 1/12/28	800,000	799,463
1.125%, 7/20/28	1,250,000	1,101,165
3.125%, 9/18/28	750,000	722,124
2.250%, 6/18/29	1,000,000	911,803
3.500%, 9/14/29	800,000	779,847
1.125%, 1/13/31	3,800,000	3,143,259
4.500%, 9/13/33	800,000	828,130
Inter-American Investment Corp.
4.125%, 2/15/28	750,000	749,325
International Bank for Reconstruction & Development
1.625%, 1/15/25	2,500,000	2,422,444
2.125%, 3/3/25	450,000	437,100
0.750%, 3/11/25	2,000,000	1,909,749
0.375%, 7/28/25	3,000,000	2,814,652
2.500%, 7/29/25	3,000,000	2,910,911
0.500%, 10/28/25	1,600,000	1,491,332
3.125%, 11/20/25	350,000	342,044
1.875%, 10/27/26	2,000,000	1,881,695
3.125%, 6/15/27	1,200,000	1,162,773
0.750%, 11/24/27	1,855,000	1,636,128
1.375%, 4/20/28	2,000,000	1,796,184
4.625%, 8/1/28	1,000,000	1,025,985
1.125%, 9/13/28	2,400,000	2,107,487
1.750%, 10/23/29	1,350,000	1,193,471
3.875%, 2/14/30	1,030,000	1,023,208
4.000%, 7/25/30	2,475,000	2,472,541
0.750%, 8/26/30	1,685,000	1,364,026
1.250%, 2/10/31	8,500,000	7,073,119
1.625%, 11/3/31	1,667,000	1,398,232
2.500%, 3/29/32	2,000,000	1,788,906
International Finance Corp.
0.375%, 7/16/25	735,000	690,020
3.625%, 9/15/25	533,000	525,971
0.750%, 10/8/26	1,000,000	912,310
4.500%, 7/13/28	450,000	459,640
0.750%, 8/27/30	750,000	607,081
Nordic Investment Bank
2.625%, 4/4/25	500,000	487,465
0.375%, 9/11/25	1,100,000	1,027,564
0.500%, 1/21/26	1,000,000	926,374
3.375%, 9/8/27	643,000	627,632
4.375%, 3/14/28	400,000	405,753

Total Supranational		131,866,045

U.S. Government Agency Securities (2.2%)
FFCB
1.040%, 1/25/29	10,000,000	8,552,234
1.380%, 1/14/31	15,000,000	12,226,185
FHLB
0.375%, 9/4/25	6,000,000	5,611,511
4.625%, 11/17/26	2,000,000	2,029,401
3.250%, 11/16/28	5,000,000	4,874,026
5.500%, 7/15/36	3,000	3,373
FHLMC
0.375%, 9/23/25	9,245,000	8,630,898
0.600%, 10/20/25	10,000,000	9,330,040

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
FNMA
0.625%, 4/22/25	$7,105,000	$6,750,416
0.500%, 6/17/25	5,000,000	4,719,128
0.375%, 8/25/25	5,500,000	5,143,177
2.125%, 4/24/26	8,165,000	7,803,332
1.875%, 9/24/26	7,000,000	6,604,128
0.875%, 12/18/26	5,000,000	4,543,203
0.750%, 10/8/27	9,000,000	7,998,102
0.875%, 8/5/30	5,000,000	4,081,216
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	5,000,000	4,861,461
Tennessee Valley Authority
0.750%, 5/15/25	5,000,000	4,748,324
Series A
2.875%, 2/1/27	1,000,000	963,906

Total U.S. Government Agency Securities		109,474,061

U.S. Treasury Obligations (51.1%)
U.S. Treasury Notes
4.125%, 1/31/25	10,000,000	9,937,109
2.000%, 2/15/25	35,000,000	33,960,937
1.125%, 2/28/25	16,000,000	15,365,626
4.625%, 2/28/25	15,000,000	14,987,109
3.875%, 3/31/25	20,000,000	19,824,218
3.875%, 4/30/25	10,000,000	9,909,766
2.125%, 5/15/25	12,000,000	11,617,031
4.250%, 5/31/25	16,000,000	15,940,000
4.625%, 6/30/25	10,000,000	10,024,219
4.750%, 7/31/25	15,000,000	15,069,141
2.000%, 8/15/25	10,000,000	9,622,656
0.250%, 8/31/25	20,000,000	18,673,438
5.000%, 8/31/25	15,000,000	15,140,625
5.000%, 9/30/25	20,000,000	20,206,250
0.250%, 10/31/25	15,000,000	13,933,594
5.000%, 10/31/25	20,000,000	20,231,250
2.250%, 11/15/25	115,000,000	110,763,872
0.375%, 11/30/25	12,000,000	11,144,531
4.000%, 12/15/25	15,000,000	14,922,657
0.375%, 12/31/25	32,000,000	29,661,251
1.625%, 2/15/26	150,000,000	142,136,715
0.500%, 2/28/26	35,000,000	32,333,983
4.625%, 3/15/26	15,000,000	15,133,595
0.750%, 4/30/26	50,000,000	46,257,815
2.375%, 4/30/26	20,000,000	19,214,062
1.625%, 5/15/26	64,000,000	60,380,000
0.750%, 5/31/26	76,000,000	70,157,500
2.125%, 5/31/26 (x)	10,000,000	9,547,656
4.125%, 6/15/26	15,000,000	15,001,172
0.875%, 6/30/26	20,000,000	18,492,188
4.500%, 7/15/26	20,000,000	20,192,188
0.625%, 7/31/26	50,000,000	45,804,690
1.500%, 8/15/26	129,000,000	120,705,700
0.750%, 8/31/26	35,000,000	32,090,625
0.875%, 9/30/26	12,000,000	11,022,187
4.625%, 10/15/26	10,000,000	10,151,563
2.000%, 11/15/26	48,000,000	45,397,502
2.250%, 2/15/27	39,000,000	37,019,533
2.250%, 8/15/27	25,000,000	23,580,077
0.375%, 9/30/27	17,000,000	14,916,172
4.125%, 10/31/27	15,000,000	15,100,782
2.250%, 11/15/27	14,000,000	13,167,657
0.625%, 11/30/27	44,000,000	38,795,627
3.875%, 11/30/27	10,000,000	9,982,813
0.625%, 12/31/27	47,000,000	41,337,971
3.875%, 12/31/27	15,000,000	14,983,595
3.500%, 1/31/28	15,000,000	14,771,484
2.750%, 2/15/28	23,500,000	22,468,204
4.000%, 2/29/28	15,000,000	15,058,595
3.625%, 3/31/28	17,500,000	17,318,165
3.500%, 4/30/28	29,000,000	28,560,470
2.875%, 5/15/28	60,000,000	57,571,878
1.250%, 5/31/28	81,000,000	72,412,736
3.625%, 5/31/28	16,000,000	15,842,501
4.000%, 6/30/28	25,000,000	25,138,673
4.125%, 7/31/28	20,000,000	20,220,312
2.875%, 8/15/28	49,000,000	46,921,327
1.125%, 8/31/28	10,000,000	8,834,375
3.125%, 11/15/28	77,500,000	74,926,760
4.375%, 11/30/28	15,000,000	15,363,282
3.750%, 12/31/28	6,000,000	5,977,500
1.750%, 1/31/29	10,000,000	9,029,688
2.625%, 2/15/29	64,000,000	60,320,000
2.375%, 5/15/29	69,000,000	64,035,236
3.875%, 12/31/29	15,000,000	14,992,969
3.500%, 1/31/30	15,000,000	14,689,453
1.500%, 2/15/30	17,500,000	15,261,914
4.000%, 2/28/30	10,000,000	10,060,938
3.625%, 3/31/30	15,000,000	14,786,720
3.500%, 4/30/30	15,000,000	14,678,907
3.750%, 5/31/30	13,000,000	12,901,485
3.750%, 6/30/30	15,000,000	14,885,157
4.000%, 7/31/30	15,000,000	15,100,782
0.625%, 8/15/30	35,000,000	28,421,095
4.625%, 9/30/30	10,000,000	10,437,500
0.875%, 11/15/30	15,000,000	12,339,844
4.375%, 11/30/30	7,500,000	7,725,000
3.750%, 12/31/30	20,000,000	19,859,376
1.125%, 2/15/31	21,300,000	17,802,142
1.625%, 5/15/31	55,000,000	47,231,250
1.250%, 8/15/31	45,000,000	37,300,783
1.375%, 11/15/31	51,000,000	42,417,659
1.875%, 2/15/32	88,000,000	75,776,254
2.875%, 5/15/32	22,000,000	20,422,189
2.750%, 8/15/32	40,000,000	36,693,752
4.125%, 11/15/32	17,000,000	17,308,125
3.500%, 2/15/33	42,000,000	40,799,065
3.375%, 5/15/33	37,000,000	35,583,596
3.875%, 8/15/33	50,000,000	50,039,065
4.500%, 11/15/33	30,000,000	31,551,564

Total U.S. Treasury Obligations		2,577,676,418

Total Long-Term Debt Securities (91.6%) (Cost $4,881,008,746)		4,620,125,018

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)†
Financial Services (0.0%)†
FHLMC,
Series Z
(0.00%, 7.88% Floor), 8.375% (k)(y)*	17,000	49,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
FNMA,
Series S
(0.00%, 7.75% Floor), 8.250% (k)(y)*	22,000	$70,840

Total Preferred Stocks (0.0%)†
(Cost $18,166)		120,140

EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.5%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	500,000	24,860,000
Schwab Short-Term U.S. Treasury ETF (x)	600,000	29,070,000
Vanguard Intermediate-Term Treasury ETF (x)	2,900,000	172,028,000
Vanguard Short-Term Treasury ETF (x)	2,600,000	151,658,000

Total Exchange Traded Funds (7.5%)
(Cost $392,715,080)		377,616,000

SHORT-TERM INVESTMENTS:
Investment Companies (1.7%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	10,000,000	10,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	33,563,603	33,563,603
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	25,000,000	25,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	15,376,278	15,376,278
Morgan Stanley Institutional Liquidity Fund-Government Portfolio 5.27% (7 day yield) (xx)	2,783,745	2,783,745

Total Investment Companies		86,723,626

Total Short-Term Investments (1.7%)
(Cost $86,723,626)		86,723,626

Total Investments in Securities (100.8%)
(Cost $5,360,465,618)		5,084,584,784
Other Assets Less Liabilities (-0.8%)		(42,057,738)

Net Assets (100%)		$5,042,527,046

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $8,125,194 or 0.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $85,856,786. This was collateralized by $999,128 of various U.S. Government Treasury Securities, ranging from 0.250% - 4.125%, maturing 12/31/24 - 2/15/52 and by cash of $86,723,626 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2023.

Glossary:

CME	—	Chicago Mercantile Exchange
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
NATL-RE	—	Insured by National Public Finance Guarantee Corp.
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,256,625	$—	$4,256,625
Corporate Bonds
Communication Services	—	94,627,630	—	94,627,630
Consumer Discretionary	—	84,605,406	—	84,605,406
Consumer Staples	—	102,036,839	—	102,036,839
Energy	—	86,062,871	—	86,062,871
Financials	—	717,230,547	—	717,230,547
Health Care	—	131,394,357	—	131,394,357
Industrials	—	99,600,743	—	99,600,743
Information Technology	—	119,284,974	—	119,284,974
Materials	—	48,030,072	—	48,030,072
Real Estate	—	83,481,941	—	83,481,941
Utilities	—	122,124,886	—	122,124,886
Exchange Traded Funds	377,616,000	—	—	377,616,000
Foreign Government Securities	—	101,238,805	—	101,238,805
Municipal Bonds	—	7,132,798	—	7,132,798
Preferred Stocks
Financials	120,140	—	—	120,140
Short-Term Investments
Investment Companies	86,723,626	—	—	86,723,626
Supranational	—	131,866,045	—	131,866,045
U.S. Government Agency Securities	—	109,474,061	—	109,474,061
U.S. Treasury Obligations	—	2,577,676,418	—	2,577,676,418

Total Assets	$464,459,766	$4,620,125,018	$—	$5,084,584,784

Total Liabilities	$—	$—	$—	$—

Total	$464,459,766	$4,620,125,018	$—	$5,084,584,784

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$298,250,055
Long-term U.S. government debt securities	742,545,121

$1,040,795,176

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$627,610,547
Long-term U.S. government debt securities	563,977,706

$1,191,588,253

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,016,790
Aggregate gross unrealized depreciation	(291,304,764)

Net unrealized depreciation	$(276,287,974)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,360,872,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $5,360,465,618)	$5,084,584,784
Cash	37,921,837
Foreign cash (Cost $473)	389
Dividends, interest and other receivables	33,024,805
Receivable for Portfolio shares sold	1,893,286
Receivable for securities sold	1,007,648
Securities lending income receivable	33,197
Other assets	21,168

Total assets	5,158,487,114

LIABILITIES
Payable for return of collateral on securities loaned	86,723,626
Payable for securities purchased	25,938,700
Investment management fees payable	1,148,017
Payable for Portfolio shares repurchased	1,142,777
Administrative fees payable	396,829
Distribution fees payable – Class IB	307,572
Distribution fees payable – Class IA	9,792
Other liabilities	87,085
Accrued expenses	205,670

Total liabilities	115,960,068

Commitments and contingent liabilities^
NET ASSETS	$5,042,527,046

Net assets were comprised of:
Paid in capital	$5,430,011,926
Total distributable earnings (loss)	(387,484,880)

Net assets	$5,042,527,046

Class IA
Net asset value, offering and redemption price per share, $46,678,047 / 5,070,940 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.21

Class IB
Net asset value, offering and redemption price per share, $1,459,780,630 / 158,280,229 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.22

Class K
Net asset value, offering and redemption price per share, $3,536,068,369 / 384,101,088 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.21

(x)	Includes value of securities on loan of $85,856,786.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$121,944,872
Dividends	12,960,800
Securities lending (net)	663,263

Total income	135,568,935

EXPENSES
Investment management fees	16,111,659
Administrative fees	4,715,881
Distribution fees – Class IB	3,671,297
Printing and mailing expenses	329,915
Professional fees	269,004
Trustees’ fees	181,164
Custodian fees	121,599
Distribution fees – Class IA	115,047
Miscellaneous	236,400

Gross expenses	25,751,966
Less: Waiver from investment manager	(2,129,127)

Net expenses	23,622,839

NET INVESTMENT INCOME (LOSS)	111,946,096

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	(57,498,981)

Change in unrealized appreciation (depreciation) on:
Investments in securities	174,218,906
Foreign currency translations	12

Net change in unrealized appreciation (depreciation)	174,218,918

NET REALIZED AND UNREALIZED GAIN (LOSS)	116,719,937

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$228,666,033

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$111,946,096	$95,523,435
Net realized gain (loss)	(57,498,981)	(53,294,040)
Net change in unrealized appreciation (depreciation)	174,218,918	(597,257,088)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	228,666,033	(555,027,693)

Distributions to shareholders:
Class IA	(967,046)	(906,798)
Class IB	(30,332,020)	(29,370,845)
Class K	(81,030,301)	(79,124,855)

Total distributions to shareholders	(112,329,367)	(109,402,498)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,123,867 and 347,737 shares, respectively ]	10,297,652	3,234,459
Capital shares issued in reinvestment of dividends and distributions [ 105,564 and 99,945 shares, respectively ]	967,046	906,798
Capital shares repurchased [ (1,314,046) and (802,152) shares , respectively]	(11,990,928)	(7,551,348)

Total Class IA transactions	(726,230)	(3,410,091)

Class IB
Capital shares sold [ 11,633,535 and 10,026,911 shares, respectively ]	106,236,758	94,818,234
Capital shares issued in reinvestment of dividends and distributions [ 3,304,714 and 3,231,135 shares, respectively ]	30,332,020	29,370,845
Capital shares repurchased [ (22,406,843) and (31,046,415) shares , respectively]	(204,445,750)	(291,616,809)

Total Class IB transactions	(67,876,972)	(167,427,730)

Class K
Capital shares sold [ 38,218,661 and 30,430,482 shares, respectively ]	349,404,499	282,800,324
Capital shares issued in reinvestment of dividends and distributions [ 8,845,276 and 8,718,945 shares, respectively ]	81,030,301	79,124,855
Capital shares repurchased [ (57,441,189) and (123,221,261) shares , respectively]	(521,916,465)	(1,151,506,238)

Total Class K transactions	(91,481,665)	(789,581,059)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(160,084,867)	(960,418,880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,748,201)	(1,624,849,071)
NET ASSETS:
Beginning of year	5,086,275,247	6,711,124,318

End of year	$5,042,527,046	$5,086,275,247

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.99	$10.05	$10.47	$10.08	$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.14	0.12	0.16	0.19
Net realized and unrealized gain (loss)	0.23	(1.03)	(0.34)	0.46	0.41

Total from investment operations	0.42	(0.89)	(0.22)	0.62	0.60

Less distributions:
Dividends from net investment income	(0.20)	(0.15)	(0.15)	(0.16)	(0.19)
Distributions from net realized gains	—	(0.02)	(0.05)	(0.07)	—

Total dividends and distributions	(0.20)	(0.17)	(0.20)	(0.23)	(0.19)

Net asset value, end of year	$9.21	$8.99	$10.05	$10.47	$10.08

Total return	4.63%	(8.78)%	(2.09)%	6.10%	6.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,678	$46,353	$55,358	$58,836	$58,959
Ratio of expenses to average net assets:
After waivers (f)	0.64%	0.65%	0.65%	0.67%	0.67%
Before waivers (f)	0.69%	0.68%	0.66%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.05%	1.50%	1.18%	1.52%	1.88%
Before waivers (f)	2.01%	1.47%	1.17%	1.51%	1.88%
Portfolio turnover rate^	21%	18%	24%	39%	29%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.01	$10.07	$10.49	$10.10	$9.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.14	0.12	0.16	0.19
Net realized and unrealized gain (loss)	0.22	(1.03)	(0.34)	0.46	0.41

Total from investment operations	0.41	(0.89)	(0.22)	0.62	0.60

Less distributions:
Dividends from net investment income	(0.20)	(0.15)	(0.15)	(0.16)	(0.19)
Distributions from net realized gains	—	(0.02)	(0.05)	(0.07)	—

Total dividends and distributions	(0.20)	(0.17)	(0.20)	(0.23)	(0.19)

Net asset value, end of year	$9.22	$9.01	$10.07	$10.49	$10.10

Total return	4.51%	(8.76)%	(2.08)%	6.09%	6.23%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,459,781	$1,493,043	$1,847,383	$1,907,400	$1,872,813
Ratio of expenses to average net assets:
After waivers (f)	0.64%	0.65%	0.65%	0.67%	0.67%
Before waivers (f)	0.69%	0.68%	0.66%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.05%	1.50%	1.18%	1.51%	1.88%
Before waivers (f)	2.00%	1.47%	1.17%	1.51%	1.88%
Portfolio turnover rate^	21%	18%	24%	39%	29%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$8.99	$10.05	$10.47	$10.08	$9.67

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.16	0.15	0.19	0.21
Net realized and unrealized gain (loss)	0.23	(1.02)	(0.35)	0.45	0.42

Total from investment operations	0.44	(0.86)	(0.20)	0.64	0.63

Less distributions:
Dividends from net investment income	(0.22)	(0.18)	(0.17)	(0.18)	(0.22)
Distributions from net realized gains	—	(0.02)	(0.05)	(0.07)	—

Total dividends and distributions	(0.22)	(0.20)	(0.22)	(0.25)	(0.22)

Net asset value, end of year	$9.21	$8.99	$10.05	$10.47	$10.08

Total return	4.89%	(8.55)%	(1.86)%	6.36%	6.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,536,068	$3,546,880	$4,808,382	$5,968,469	$5,801,355
Ratio of expenses to average net assets:
After waivers (f)	0.39%	0.40%	0.40%	0.42%	0.42%
Before waivers (f)	0.44%	0.43%	0.41%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.30%	1.74%	1.43%	1.76%	2.13%
Before waivers (f)	2.26%	1.71%	1.42%	1.76%	2.13%
Portfolio turnover rate^	21%	18%	24%	39%	29%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AXA Investment Managers US Inc.

➢	Brandywine Global Investment Management, LLC

➢	Loomis, Sayles & Company, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	4.50%	1.87%	1.59%
Portfolio – Class IB Shares	4.51	1.94	1.60
Portfolio – Class K Shares	5.03	2.17	1.89
Bloomberg U.S. Aggregate Bond Index	5.53	1.10	1.81

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 4.51% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.53% over the same period.

Portfolio Highlights

What helped performance during the year:

•	A large contributor to relative performance was an overweight to Colombian debt. The overall emerging market debt class performed well in 2023.

•

Overweights to other select emerging market debt in Brazil, Mexico, and Poland also added to relative performance. There was a significant valuation opportunity in local currency emerging markets, driven by high nominal yields.

•	An overweight in the higher yielding segment of the market relative to the benchmark helped performance.

What hurt performance during the year:

•	An underweight to Japanese duration was a key detractor on a relative basis.

•

An overweight to long-dated U.S. Treasuries also detracted from relative performance. Earlier in 2023, this overweight was a key detractor as rates rose in the United States, however, the positioning was additive in the fourth quarter.

•	Among currencies, an overweight in the Japanese yen was a large detractor from relative performance. The Japanese yen rose in the fourth quarter, but was still down 7.0% in 2023.

•	An underweight position in the Euro detracted from relative performance over the year. The Euro rose 3.1% against the U.S. dollar in 2023.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	9.60
Weighted Average Coupon (%)	4.48
Weighted Average Modified Duration (Years)*	6.49
Weighted Average Rating**	AA3

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	31.8%
Mortgage-Backed Securities	28.3
Financials	9.2
Asset-Backed Securities	4.7
Foreign Government Securities	3.5
Energy	2.5
Consumer Discretionary	2.5
Information Technology	2.5
Industrials	2.3

EQ/CORE PLUS BOND PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Commercial Mortgage-Backed Securities	2.2%
Communication Services	1.6
Materials	1.5
Health Care	1.4
Real Estate	0.9
Utilities	0.8
Consumer Staples	0.8
Collateralized Mortgage Obligation	0.0 #
Cash and Other	3.5

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,032.90	$4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.52	4.74
Class IB
Actual	1,000.00	1,033.00	4.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.52	4.74
Class K
Actual	1,000.00	1,035.20	3.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.78	3.47

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.93%, 0.93% and 0.68%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (4.7%)
Affirm Asset Securitization Trust,
Series 2022-A A 4.300%, 5/17/27§	$105,000	$103,391
Series 2023-A A 6.610%, 1/18/28§	105,000	105,373
Series 2023-B A 6.820%, 9/15/28§	270,000	274,486
Series 2023-X1 A 7.110%, 11/15/28§	165,000	165,468
American Credit Acceptance Receivables Trust,
Series 2020-4 C 1.310%, 12/14/26§	2,920	2,916
Series 2021-3 C 0.980%, 11/15/27§	150,096	149,248
Series 2022-4 C 7.860%, 2/15/29§	70,000	70,635
Series 2023-3 C 6.440%, 10/12/29§	370,000	373,923
Series 2023-4 B 6.630%, 2/14/28§	215,000	216,845
AmeriCredit Automobile Receivables Trust,
Series 2021-2 B 0.690%, 1/19/27	190,000	183,596
Series 2021-3 C 1.410%, 8/18/27	425,000	393,151
Series 2022-1 B 2.770%, 4/19/27	680,000	653,407
Series 2022-2 A3 4.380%, 4/18/28	270,000	267,360
Series 2023-1 B 5. 570%, 3/20/28	450,000	453,562
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	221,255	196,068
Auxilior Term Funding LLC,
Series 2023-1A A2 6.180%, 12/15/28§	145,000	145,737
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§	1,205,000	1,215,957
BHG Securitization Trust,
Series 2022-C A 5.320%, 10/17/35§	52,910	52,536
Bridgecrest Lending Auto Securitization Trust,
Series 2023-1 A3 6.510%, 11/15/27	1,145,000	1,156,831
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	259,257	253,877
CarMax Auto Owner Trust,
Series 2021-4 A3 0.560%, 9/15/26	379,228	365,557
Series 2023-2 A3 5.050%, 1/18/28	550,000	549,671
Series 2023-3 A3 5.280%, 5/15/28	155,000	156,554
Carvana Auto Receivables Trust,
Series 2021-N4 C 1.720%, 9/11/28	59,031	56,345
Series 2021-P3 A3 0.700%, 11/10/26	454,936	439,211
Series 2023-N1 A 6.360%, 4/12/27§	307,368	307,695
Series 2023-P1 A3 5.980%, 12/10/27§	675,000	678,328
Series 2023-P4 A3 6.160%, 10/10/28§	355,000	359,986
Chesapeake Funding II LLC,
Series 2023-1A A1 5.650%, 5/15/35§	387,726	388,898
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	388,363	310,275
Credit Acceptance Auto Loan Trust,
Series 2022-3A A 6.570%, 10/15/32§	735,000	742,638
Series 2023-1A A 6.480%, 3/15/33§	730,000	738,623
Series 2023-2A B 6.610%, 7/15/33§	435,000	435,033
Series 2023-3A C 7.620%, 12/15/33§	100,000	100,828
Dell Equipment Finance Trust,
Series 2023-3 A3 5.930%, 4/23/29§	620,000	631,751
DLLMT LLC,
Series 2023-1A A3 5.340%, 3/22/27§	590,000	589,593
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	55,399	54,573
Drive Auto Receivables Trust,
Series 2021-3 B 1.110%, 5/15/26	18,788	18,754
DT Auto Owner Trust,
Series 2020-2A C 3.280%, 3/16/26§	3,230	3,227
Series 2021-4A C 1.500%, 9/15/27§	155,000	148,755
Series 2022-3A B 6.740%, 7/17/28§	565,000	565,359
Series 2023-2A B 5.410%, 2/15/29§	360,000	358,149
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	243,168	237,956
Series 2022-3 A2 4.380%, 7/20/29§	114,918	113,761
Series 2023-2 A2 5.560%, 4/22/30§	400,000	401,129
Exeter Automobile Receivables Trust,
Series 2021-4A B 1.050%, 5/15/26	13,348	13,325
Series 2022-5A B 5.970%, 3/15/27	590,000	588,242
Series 2023-1A B 5.720%, 4/15/27	375,000	373,774
Series 2023-2A B 5.610%, 9/15/27	350,000	348,102

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Flagship Credit Auto Trust,
Series 2020-4 C 1.280%, 2/16/27§	$46,833	$45,805
Series 2021-2 B 0.930%, 6/15/27§	111,461	110,030
Series 2022-4 A3 6.320%, 6/15/27§	420,000	422,735
Series 2023-2 C 5.810%, 5/15/29§	460,000	461,702
Ford Credit Auto Owner Trust,
Series 2021-1 A 1.370%, 10/17/33§	275,000	253,997
Series 2023-2 A 5.280%, 2/15/36§	915,000	938,135
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	55,668	55,538
Series 2022-1 A3 1.830%, 12/15/26§	261,237	256,937
Series 2022-2 A3 4.590%, 6/15/27§	275,000	271,699
Frontier Issuer LLC,
Series 2023-1 A2 6.600%, 8/20/53§	605,000	601,590
GECU Auto Receivables Trust,
Series 2023-1A A3 5.630%, 8/15/28§	340,000	342,240
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	2,241	2,237
Series 2021-3A B 0.780%, 11/17/25§	3,933	3,926
Series 2021-4A B 1.530%, 4/15/26§	468,838	464,852
GM Financial Automobile Leasing Trust,
Series 2023-2 A3 5.050%, 7/20/26	255,000	254,477
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	176,486
Harley-Davidson Motorcycle Trust,
Series 2021-B A3 0.560%, 11/16/26	301,036	293,878
Hertz Vehicle Financing III LLC,
Series 2023-3A A 5.940%, 2/25/28§	630,000	642,068
Hilton Grand Vacations Trust,
Series 2022-2A C 5.570%, 1/25/37§	69,697	67,928
Hyundai Auto Lease Securitization Trust,
Series 2023-B A3 5.150%, 6/15/26§	340,000	340,171
LAD Auto Receivables Trust,
Series 2023-4A B 6.390%, 10/16/28§	190,000	192,647
M&T Equipment 2023-LEAF1 Notes,
Series 2023-1A A3 5.740%, 7/15/30§	290,000	291,966
Marlette Funding Trust,
Series 2022-3A A 5.180%, 11/15/32§	35,757	35,651
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	45,974	45,886
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	377,364	366,157
Merchants Fleet Funding LLC,
Series 2023-1A A 7.210%, 5/20/36§	640,000	645,482
Mission Lane Credit Card Master Trust,
Series 2023-A A 7.230%, 7/17/28§	190,000	190,295
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	65,484	61,136
Series 2021-EA A 0.970%, 12/16/69§	944,886	811,937
Navistar Financial Dealer Note Master Owner Trust II,
Series 2023-1 A 6.180%, 8/25/28§	225,000	225,146
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	608,953
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,183,563
OneMain Financial Issuance Trust,
Series 2022-S1 A 4.130%, 5/14/35§	990,000	959,755
Prestige Auto Receivables Trust,
Series 2021-1A C 1.530%, 2/15/28§	350,000	332,908
Series 2023-1A C 5.650%, 2/15/28§	350,000	350,682
Santander Drive Auto Receivables Trust,
Series 2022-3 B 4.130%, 8/16/27	420,000	414,332
Series 2022-4 B 4.420%, 11/15/27	450,000	444,082
Series 2022-5 B 4.430%, 3/15/27	240,000	237,233
Series 2023-1 C 5.090%, 5/15/30	115,000	113,882
Series 2023-3 C 5.770%, 11/15/30	155,000	157,239
Series 2023-4 B 5.770%, 12/15/28	325,000	330,696
Series 2023-5 B 6.160%, 12/17/29	495,000	500,472
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	318,937	310,761
Series 2023-1A A2 6.560%, 1/22/30§	335,000	337,204
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3 5.470%, 10/20/28§	390,000	394,227
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	214,456	193,495

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	$62,733	$58,107
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	104,447
Toyota Auto Receivables Owner Trust,
Series 2021-C A3 0.430%, 1/15/26	438,411	426,637
United Auto Credit Securitization Trust,
Series 2022-2 C 5.810%, 5/10/27§	255,000	253,076
Westlake Automobile Receivables Trust,
Series 2020-3A C 1.240%, 11/17/25§	898	896
Series 2021-2A B 0.620%, 7/15/26§	2,521	2,516
Series 2021-3A C 1.580%, 1/15/27§	855,000	827,727
Series 2023-3A C 6.020%, 9/15/28§	615,000	616,215
Wheels Fleet Lease Funding LLC,
Series 2023-1A A 5.800%, 4/18/38§	720,000	721,618
World Omni Automobile Lease Securitization Trust,
Series 2023-A A3 5.070%, 9/15/26	345,000	345,208
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	286,246

Total Asset-Backed Securities		35,895,370

Collateralized Mortgage Obligation (0.0%)†
GNMA,
Series 2022-120 EI 5.500%, 2/20/47 IO	1,859,573	307,348

Total Collateralized Mortgage Obligation		307,348

Commercial Mortgage-Backed Securities (2.2%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	205,583
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	529,190
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	880,554
Series 2021-BN37 A5 2.618%, 11/15/64 (l)	755,000	637,110
Series 2022-BNK40 A4 3.393%, 3/15/64 (l)	400,000	356,557
BANK5,
Series 2023-5YR3 A3 6.724%, 9/15/56 (l)	385,000	410,504
Series 2023-5YR4 A3 6.500%, 12/15/56	165,000	174,583
BBCMS Mortgage Trust,
Series 2020-BID A 7.616%, 10/15/37 (l)§	215,000	212,312
Series 2021-C12 A5 2.689%, 11/15/54	755,000	636,394
Series 2023-C20 A5 5.576%, 7/15/56	285,000	296,893
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	641,446
Series 2021-B29 A5 2.388%, 9/15/54	695,000	578,263
Series 2021-B31 A5 2.669%, 12/15/54	605,000	511,451
Series 2023-V2 A3 5.812%, 5/15/55 (l)	470,000	482,659
BPR Trust,
Series 2021-NRD A 6.887%, 12/15/38 (l)§	420,000	407,166
Series 2022-OANA A 7.260%, 4/15/37 (l)§	310,000	305,543
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	244,038
Series 2014-USA A2 3.953%, 9/15/37§	575,000	502,552
DC Commercial Mortgage Trust,
Series 2023-DC A 6.314%, 9/12/40§	295,000	303,379
DROP Mortgage Trust,
Series 2021-FILE A 6.626%, 10/15/43 (l)§	420,000	387,916
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-1512 X1 0.908%, 4/25/34 IO (l)	5,153,374	309,367
Series K738 A2 1.545%, 1/25/27	250,000	230,492
Series K-F107 AS 5.581%, 3/25/28 (l)	774,497	768,286
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	218,075
Series 2013-PEMB A 3.549%, 3/5/33 (l)§	140,000	107,199
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7 3.914%, 8/5/34§	112,444	100,145
Med Trust,
Series 2021-MDLN A 6.426%, 11/15/38 (l)§	716,561	702,673
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	229,048
Series 2021-L7 A5 2.574%, 10/15/54	775,000	653,532
SCOTT Trust,
Series 2023-SFS A 5.910%, 3/15/40§	480,000	483,110
SPGN Mortgage Trust,
Series 2022-TFLM A 6.912%, 2/15/39 (l)§	760,000	736,640
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4 2.118%, 8/15/53	355,000	297,904

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series 2020-C58 A4 2.092%, 7/15/53	$100,000	$82,658
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,278,531
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	926,854
Series 2022-C62 A4 4.000%, 4/15/55 (l)	715,000	663,389

Total Commercial Mortgage-Backed Securities		16,491,996

Convertible Bond (0.3%)
Information Technology (0.3%)
Technology Hardware, Storage & Peripherals (0.3%)
Western Digital Corp. 1.500%, 2/1/24(e)	1,900,000	1,892,400

Total Information Technology		1,892,400

Total Convertible Bond		1,892,400

Corporate Bonds (25.7%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.7%)
Altice France SA 8.125%, 2/1/27§	200,000	184,000
5.500%, 1/15/28§	2,190,000	1,802,414
AT&T, Inc. 5.400%, 2/15/34	250,000	257,378
CCO Holdings LLC
5.500%, 5/1/26§	144,000	142,020
6.375%, 9/1/29§	409,000	401,417
4.750%, 3/1/30§	112,000	102,363
4.750%, 2/1/32§	228,000	200,207
4.500%, 5/1/32	496,000	423,088
4.500%, 6/1/33§	504,000	426,510
Level 3 Financing, Inc.
4.250%, 7/1/28§	267,000	132,026
Lumen Technologies, Inc. 5.125%, 12/15/26§	370,000	233,100
Windstream Escrow LLC 7.750%, 8/15/28§	295,000	257,523
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	462,000	369,891
6.125%, 3/1/28§	348,000	254,308

		5,186,245

Entertainment (0.1%)
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	214,000	211,458
6.500%, 5/15/27§	230,000	233,162
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	190,000	191,066

		635,686

Interactive Media & Services (0.0%)†
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	253,000	90,448

Media (0.8%)
CSC Holdings LLC
11.250%, 5/15/28§	200,000	206,072
5.750%, 1/15/30§	458,000	285,105
Fox Corp.
6.500%, 10/13/33	1,015,000	1,098,292
Gray Television, Inc.
4.750%, 10/15/30§	286,000	215,664
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	373,000	347,822
Nexstar Media, Inc.
5.625%, 7/15/27§	515,000	495,173
Outfront Media Capital LLC
5.000%, 8/15/27§	407,000	393,772
Sinclair Television Group, Inc.
5.500%, 3/1/30§	255,000	188,700
Sirius XM Radio, Inc.
3.125%, 9/1/26§	372,000	349,680
3.875%, 9/1/31§	498,000	427,035
Stagwell Global LLC
5.625%, 8/15/29§	446,000	409,776
TEGNA, Inc.
4.750%, 3/15/26§	271,000	263,209
5.000%, 9/15/29	177,000	161,751
Univision Communications, Inc.
7.375%, 6/30/30§	253,000	252,188
Videotron Ltd.
3.625%, 6/15/29§	189,000	172,226
VZ Secured Financing BV
5.000%, 1/15/32§	530,000	448,115
Ziggo Bond Co. BV
6.000%, 1/15/27§	348,000	340,705

		6,055,285

Total Communication Services		11,967,664

Consumer Discretionary (2.5%)
Automobile Components (0.1%)
Aptiv plc
3.100%, 12/1/51	260,000	168,067
Clarios Global LP
6.750%, 5/15/28§	339,000	344,933
Denso Corp.
1.239%, 9/16/26§	565,000	511,886

		1,024,886

Automobiles (0.4%)
Hyundai Capital America
5.950%, 9/21/26§	440,000	447,218
2.100%, 9/15/28§	145,000	126,420
Kia Corp.
1.000%, 4/16/24§	200,000	197,248
Mercedes-Benz Finance North America LLC
5.100%, 8/3/28§	475,000	483,948
Nissan Motor Acceptance Co. LLC
7.050%, 9/15/28§	280,000	294,581
Volkswagen Group of America Finance LLC
6.450%, 11/16/30§	1,005,000	1,070,818

		2,620,233

Broadline Retail (0.1%)
Getty Images, Inc.
9.750%, 3/1/27§	780,000	783,900
K2016470219 South Africa Ltd.
3.000%, 12/1/26 (h)(r)§	245,575	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Prosus NV
4.987%, 1/19/52§	$275,000	$205,219

		989,119

Distributors (0.2%)
LKQ Corp.
5.750%, 6/15/28	360,000	369,114
Ritchie Bros Holdings, Inc.
7.750%, 3/15/31§	196,000	208,957
Verde Purchaser LLC
10.500%, 11/30/30§	217,000	218,942
Windsor Holdings III LLC
8.500%, 6/15/30§	480,000	501,154

		1,298,167

Diversified Consumer Services (0.0%)†
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	196,000

Hotels, Restaurants & Leisure (1.0%)
1011778 BC ULC
5.750%, 4/15/25§	220,000	218,900
3.875%, 1/15/28§	136,000	128,880
Caesars Entertainment, Inc.
6.250%, 7/1/25§	534,000	534,085
4.625%, 10/15/29§	207,000	185,990
7.000%, 2/15/30§	193,000	197,049
Carnival Corp.
6.000%, 5/1/29§	437,000	418,987
7.000%, 8/15/29§	109,000	113,496
CEC Entertainment LLC
6.750%, 5/1/26§	224,000	217,280
Churchill Downs, Inc.
5.500%, 4/1/27§	246,000	242,617
5.750%, 4/1/30§	431,000	420,764
Dave & Buster’s, Inc.
7.625%, 11/1/25§	414,000	418,939
Expedia Group, Inc.
6.250%, 5/1/25§	290,000	292,350
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	233,000	232,418
3.625%, 2/15/32§	389,000	338,916
Hyatt Hotels Corp.
5.750%, 1/30/27	375,000	383,033
Life Time, Inc.
5.750%, 1/15/26§	396,000	391,545
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	300,000	257,625
NCL Corp. Ltd.
8.375%, 2/1/28§	240,000	252,000
Ontario Gaming GTA LP
8.000%, 8/1/30§	264,000	272,250
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	340,000	335,390
11.625%, 8/15/27§	210,000	227,386
7.250%, 1/15/30§	158,000	164,320
Scientific Games Holdings LP
6.625%, 3/1/30§	267,000	251,728
Six Flags Entertainment Corp.
7.250%, 5/15/31§	278,000	277,994
Station Casinos LLC
4.500%, 2/15/28§	338,000	319,410
4.625%, 12/1/31§	281,000	253,602
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	262,000	243,660
Yum! Brands, Inc.
5.375%, 4/1/32	256,000	251,520

		7,842,134

Household Durables (0.1%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	320,000	315,661
M.D.C. Holdings, Inc.
3.966%, 8/6/61	485,000	317,069
Newell Brands, Inc.
6.625%, 9/15/29	160,000	159,400
Whirlpool Corp.
5.500%, 3/1/33	120,000	122,564

		914,694

Leisure Products (0.1%)
Brunswick Corp.
0.850%, 8/18/24	780,000	755,448

Specialty Retail (0.4%)
AutoNation, Inc.
3.500%, 11/15/24	170,000	166,466
AutoZone, Inc.
6.250%, 11/1/28	250,000	265,444
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	365,000	261,573
eG Global Finance plc
12.000%, 11/30/28§	200,000	213,006
LBM Acquisition LLC
6.250%, 1/15/29§	274,000	243,860
LCM Investments Holdings II LLC
4.875%, 5/1/29§	250,000	231,517
O’Reilly Automotive, Inc.
5.750%, 11/20/26	325,000	332,730
Sonic Automotive, Inc.
4.875%, 11/15/31§	237,000	210,231
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	450,000	440,014
SRS Distribution, Inc.
6.000%, 12/1/29§	312,000	290,940
White Cap Buyer LLC
6.875%, 10/15/28§	337,000	326,890

		2,982,671

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc.
4.125%, 8/15/31§	296,000	249,994
Hanesbrands, Inc.
9.000%, 2/15/31§	238,000	232,645
Tapestry, Inc.
7.850%, 11/27/33	270,000	288,892

		771,531

Total Consumer Discretionary		19,394,883

Consumer Staples (0.8%)
Beverages (0.1%)
Coca-Cola Europacific Partners plc
0.800%, 5/3/24§	505,000	496,605

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Primo Water Holdings, Inc.
4.375%, 4/30/29§	$273,000	$250,477

		747,082

Consumer Staples Distribution & Retail (0.1%)
Performance Food Group, Inc.
6.875%, 5/1/25§	231,000	231,203
United Natural Foods, Inc.
6.750%, 10/15/28§	300,000	241,803
US Foods, Inc.
4.625%, 6/1/30§	297,000	274,725
7.250%, 1/15/32§	177,000	184,744

		932,475

Food Products (0.3%)
Cargill, Inc.
4.500%, 6/24/26§	285,000	284,601
JBS USA LUX SA
7.250%, 11/15/53§	605,000	657,506
Mondelez International Holdings Netherlands BV 2.250%, 9/19/24§	240,000	233,966
Post Holdings, Inc.
5.750%, 3/1/27§	117,000	116,123
4.625%, 4/15/30§	137,000	126,211
4.500%, 9/15/31§	361,000	323,059
Sigma Holdco BV
7.875%, 5/15/26§	219,000	198,195
Simmons Foods, Inc.
4.625%, 3/1/29§	346,000	299,023

		2,238,684

Household Products (0.1%)
Central Garden & Pet Co.
4.125%, 10/15/30	76,000	69,002
Energizer Holdings, Inc.
4.750%, 6/15/28§	327,000	303,322
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	273,000	260,715

		633,039

Personal Care Products (0.1%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	189,000	188,055
Prestige Brands, Inc.
3.750%, 4/1/31§	410,000	359,775

		547,830

Tobacco (0.1%)
BAT Capital Corp.
7.081%, 8/2/53	385,000	412,127
Philip Morris International, Inc.
5.125%, 2/15/30	380,000	385,773

		797,900

Total Consumer Staples		5,897,010

Energy (2.5%)
Energy Equipment & Services (0.0%)†
Transocean, Inc.
8.750%, 2/15/30§	223,250	234,133

Oil, Gas & Consumable Fuels (2.5%)
Aethon United BR LP
8.250%, 2/15/26§	270,000	271,688
Antero Resources Corp.
7.625%, 2/1/29§	155,000	159,069
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	236,000	237,180
Baytex Energy Corp.
8.500%, 4/30/30§	3,300,000	3,403,554
Blue Racer Midstream LLC
7.625%, 12/15/25§	259,000	261,642
6.625%, 7/15/26§	255,000	252,450
Callon Petroleum Co.
7.500%, 6/15/30§	230,000	231,437
Crescent Energy Finance LLC
7.250%, 5/1/26§	376,000	378,820
CrownRock LP
5.625%, 10/15/25§	390,000	388,506
Delek Logistics Partners LP
6.750%, 5/15/25	380,000	376,759
7.125%, 6/1/28§	235,000	220,900
Devon Energy Corp.
7.875%, 9/30/31	580,000	667,916
Enbridge, Inc.
5.700%, 3/8/33	470,000	491,227
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	249,000	246,072
Energy Transfer LP
7.500%, 7/1/38	170,000	197,033
Genesis Energy LP
8.000%, 1/15/27	133,000	135,374
7.750%, 2/1/28	572,000	572,715
HF Sinclair Corp.
5.000%, 2/1/28§	246,000	235,019
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	224,718
Kinetik Holdings LP
5.875%, 6/15/30§	583,000	571,340
NuStar Logistics LP
5.750%, 10/1/25	213,000	211,402
6.000%, 6/1/26	165,000	164,180
Permian Resources Operating LLC
5.875%, 7/1/29§	194,000	188,665
Petroleos Mexicanos
5.350%, 2/12/28	8,740,000	7,562,285
Pioneer Natural Resources Co.
5.100%, 3/29/26	480,000	483,696
Summit Midstream Holdings LLC
9.000%, 10/15/26 (e)§	398,000	397,148
Sunoco LP
4.500%, 4/30/30	407,000	375,734
Targa Resources Corp.
6.150%, 3/1/29	285,000	298,034

		19,204,563

Total Energy		19,438,696

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Financials (9.2%)
Banks (3.1%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27 (k)§	$400,000	$408,805
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26 (k)§	495,000	510,625
ANZ New Zealand Int’l Ltd.
2.166%, 2/18/25§	455,000	439,597
5.355%, 8/14/28§	285,000	291,109
ASB Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 5.284%, 6/17/32 (k)§	285,000	279,330
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26 (k)	730,000	710,457
(SOFR + 1.91%), 5.288%, 4/25/34 (k)	270,000	270,923
Bank of America NA
5.526%, 8/18/26	760,000	774,111
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	365,000	368,927
Bank of Montreal
5.717%, 9/25/28	750,000	775,825
Bank of New Zealand
2.285%, 1/27/27§	605,000	559,908
BNP Paribas SA
(SOFR + 1.87%), 5.894%, 12/5/34 (k)§	490,000	512,163
Canadian Imperial Bank of Commerce
6.092%, 10/3/33	380,000	406,021
Citibank NA
5.488%, 12/4/26	1,460,000	1,486,940
Citigroup, Inc.
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	435,000	448,702
Citizens Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37 (k)	575,000	530,236
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§	430,000	451,807
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25 (k)§	1,150,000	1,112,400
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.259%, 9/22/26 (k)§	370,000	376,054
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26 (k)§	350,000	324,635
Federation des Caisses Desjardins du Quebec 5.700%, 3/14/28§	295,000	303,359
Fifth Third Bancorp
(SOFR + 2.34%), 6.339%, 7/27/29 (k)	430,000	448,225
HSBC Holdings plc
(SOFR + 1.57%), 5.887%, 8/14/27 (k)	925,000	939,210
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29 (k)	435,000	448,980
Huntington National Bank (The) 5.650%, 1/10/30	295,000	297,379
Intesa Sanpaolo SpA
7.200%, 11/28/33§	210,000	223,334
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54 (k)§	460,000	472,525
JPMorgan Chase & Co.
(SOFR + 1.85%), 5.350%, 6/1/34 (k)	765,000	775,488
(SOFR + 1.81%), 6.254%, 10/23/34 (k)	465,000	501,630
KeyBank NA
5.850%, 11/15/27	370,000	369,995
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27 (k)	215,000	218,722
Morgan Stanley Bank NA
5.882%, 10/30/26	710,000	730,051
National Bank of Canada
0.750%, 8/6/24	1,580,000	1,535,287
5.600%, 12/18/28	510,000	523,795
PNC Financial Services Group, Inc. (The)
(SOFR + 1.84%), 5.582%, 6/12/29 (k)	715,000	729,302
Santander Holdings USA, Inc.
(SOFR + 3.28%), 7.660%, 11/9/31 (k)	420,000	454,819
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.018%, 2/8/30 (k)§	795,000	838,876
Svenska Handelsbanken AB 5.500%, 6/15/28§	435,000	442,813
Swedbank AB 6.136%, 9/12/26§	760,000	775,672
Toronto-Dominion Bank (The) 5.523%, 7/17/28	260,000	267,508
Truist Financial Corp.
(SOFR + 2.45%), 7.161%, 10/30/29 (k)	435,000	469,391
(SOFR + 1.85%), 5.122%, 1/26/34 (k)	340,000	329,078
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§	350,000	329,306

		23,463,320

Capital Markets (2.3%)
Ameriprise Financial, Inc.
5.700%, 12/15/28	575,000	601,238

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Ares Capital Corp.
4.250%, 3/1/25	$695,000	$679,567
7.000%, 1/15/27	310,000	319,182
2.875%, 6/15/28	140,000	123,794
Ares Finance Co. IV LLC
3.650%, 2/1/52§	155,000	110,822
Aretec Group, Inc.
7.500%, 4/1/29§	134,000	120,516
10.000%, 8/15/30§	131,000	138,552
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	450,000	405,884
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.947%, 4/26/27 (k)	600,000	599,942
Barings BDC, Inc.
3.300%, 11/23/26	170,000	155,328
Blackstone Private Credit Fund
2.625%, 12/15/26	545,000	492,981
7.300%, 11/27/28§	115,000	119,576
Blackstone Secured Lending Fund
2.850%, 9/30/28	385,000	333,721
Blue Owl Capital Corp.
3.750%, 7/22/25	260,000	249,459
Blue Owl Capital Corp. II
8.450%, 11/15/26§	230,000	237,413
Blue Owl Credit Income Corp.
7.950%, 6/13/28§	440,000	454,185
Blue Owl Finance LLC
4.375%, 2/15/32§	275,000	240,200
Blue Owl Technology Finance Corp.
4.750%, 12/15/25§	610,000	576,537
Cantor Fitzgerald LP
7.200%, 12/12/28§	275,000	281,787
Credit Suisse AG
5.000%, 7/9/27	425,000	425,294
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27 (k)	385,000	400,783
FS KKR Capital Corp. 3.125%, 10/12/28	365,000	318,399
7.875%, 1/15/29	275,000	291,209
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.798%, 8/10/26 (k)	1,535,000	1,549,501
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,605,000	3,264,006
7.050%, 12/5/28	200,000	209,318
Hercules Capital, Inc.
3.375%, 1/20/27	525,000	477,612
Jefferies Financial Group, Inc.
5.875%, 7/21/28	495,000	506,842
Macquarie Group Ltd.
(SOFR + 2.30%), 6.255%, 12/7/34 (k)§	850,000	887,508
Main Street Capital Corp.
3.000%, 7/14/26	320,000	292,712
Morgan Stanley Direct Lending Fund
4.500%, 2/11/27	315,000	302,996
State Street Corp.
5.272%, 8/3/26	200,000	202,219
(SOFR + 1.48%), 5.684%, 11/21/29 (k)	715,000	738,237
UBS AG
5.650%, 9/11/28	640,000	662,741
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.301%, 9/22/34 (k)§	940,000	994,048

		17,764,109

Consumer Finance (1.3%)
AerCap Ireland Capital DAC
3.150%, 2/15/24	155,000	154,499
Ally Financial, Inc.
7.100%, 11/15/27	400,000	416,420
(SOFR + 2.82%), 6.848%, 1/3/30 (k)	410,000	420,506
American Express Co.
(SOFR + 1.94%), 6.489%, 10/30/31 (k)	260,000	282,989
American Honda Finance Corp. 5.650%, 11/15/28	370,000	386,551
5.850%, 10/4/30	525,000	560,437
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	387,042
Bread Financial Holdings, Inc.
7.000%, 1/15/26§	266,000	264,332
Capital One Financial Corp.
(SOFR + 2.44%), 7.149%, 10/29/27 (k)	505,000	524,356
(SOFR + 2.64%), 6.312%, 6/8/29 (k)	335,000	343,744
Discover Financial Services
(United States SOFR Compounded Index + 3.37%), 7.964%, 11/2/34 (k)	560,000	622,588
Ford Motor Credit Co. LLC
2.300%, 2/10/25	268,000	257,570
6.950%, 6/10/26	200,000	204,900
6.798%, 11/7/28	780,000	814,343
General Motors Financial Co., Inc.
6.050%, 10/10/25	535,000	541,046
6.100%, 1/7/34	1,035,000	1,064,758
GGAM Finance Ltd.
8.000%, 2/15/27§	242,000	247,438
8.000%, 6/15/28§	320,000	328,800
Harley-Davidson Financial Services, Inc.
6.500%, 3/10/28§	720,000	747,477
Hyundai Capital Services, Inc.
2.125%, 4/24/25§	270,000	257,815
Synchrony Financial
4.875%, 6/13/25	320,000	314,466
Toyota Motor Credit Corp. 5.250%, 9/11/28	295,000	305,272
5.550%, 11/20/30	365,000	383,382

		9,830,731

Financial Services (1.3%)
Antares Holdings LP
3.750%, 7/15/27§	625,000	562,039
Armor Holdco, Inc.
8.500%, 11/15/29§	206,000	187,573

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Corebridge Financial, Inc.
5.750%, 1/15/34	$730,000	$747,491
Freedom Mortgage Corp.
6.625%, 1/15/27§	2,068,000	1,970,597
12.000%, 10/1/28§	228,000	248,869
Global Payments, Inc.
1.500%, 11/15/24	450,000	434,169
JPMorgan Chase Bank NA
5.110%, 12/8/26	1,485,000	1,498,936
LSEGA Financing plc
0.650%, 4/6/24§	865,000	853,587
National Rural Utilities Cooperative Finance Corp. 5.600%, 11/13/26	570,000	584,459
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§	425,000	439,319
NCR Atleos Corp.
9.500%, 4/1/29§	303,000	321,819
ORIX Corp.
3.250%, 12/4/24	230,000	225,342
PHH Mortgage Corp.
7.875%, 3/15/26§	185,000	164,881
Rocket Mortgage LLC
2.875%, 10/15/26§	189,000	174,825
Shift4 Payments LLC
4.625%, 11/1/26§	406,000	391,283
Synchrony Bank
5.400%, 8/22/25	465,000	456,677
Verscend Escrow Corp.
9.750%, 8/15/26§	677,000	679,539
Western Union Co. (The)
1.350%, 3/15/26	175,000	160,376

		10,101,781

Insurance (1.2%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	252,000	248,220
Arthur J Gallagher & Co.
3.050%, 3/9/52	525,000	349,900
Athene Holding Ltd.
5.875%, 1/15/34	525,000	530,141
Brighthouse Financial Global Funding
1.750%, 1/13/25§	85,000	81,737
BroadStreet Partners, Inc.
5.875%, 4/15/29§	286,000	265,980
CNO Global Funding
2.650%, 1/6/29§	775,000	670,558
F&G Global Funding
5.150%, 7/7/25§	485,000	478,262
2.000%, 9/20/28§	125,000	106,120
GA Global Funding Trust
2.250%, 1/6/27§	775,000	703,867
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	148,418
Hill City Funding Trust
4.046%, 8/15/41§	350,000	261,020
HUB International Ltd.
7.000%, 5/1/26§	416,000	416,000
Jackson National Life Global Funding
1.750%, 1/12/25§	600,000	575,715
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	300,000	259,267
Met Tower Global Funding
0.700%, 4/5/24§	860,000	849,664
Northwestern Mutual Global Funding
4.900%, 6/12/28§	775,000	777,798
Principal Life Global Funding II
0.750%, 4/12/24§	550,000	542,426
Protective Life Global Funding
0.781%, 7/5/24§	630,000	614,630
5.467%, 12/8/28§	270,000	277,429
RGA Global Funding
2.700%, 1/18/29§	520,000	460,900
Trustage Financial Group, Inc.
4.625%, 4/15/32§	290,000	254,091

		8,872,143

Total Financials		70,032,084

Health Care (1.4%)
Biotechnology (0.0%)†
Grifols SA
4.750%, 10/15/28§	210,000	189,870

Health Care Equipment & Supplies (0.2%)
Garden Spinco Corp.
8.625%, 7/20/30§	361,000	387,624
GE HealthCare Technologies, Inc.
5.550%, 11/15/24	620,000	620,190
Medline Borrower LP
3.875%, 4/1/29§	290,000	262,450
5.250%, 10/1/29§	378,000	356,034
Varex Imaging Corp.
7.875%, 10/15/27§	198,000	198,000

		1,824,298

Health Care Providers & Services (0.5%)
AdaptHealth LLC
6.125%, 8/1/28§	229,000	197,622
5.125%, 3/1/30§	250,000	196,875
CVS Health Corp.
5.875%, 6/1/53	570,000	601,106
HealthEquity, Inc.
4.500%, 10/1/29§	557,000	508,263
Heartland Dental LLC
10.500%, 4/30/28§	305,000	317,963
Humana, Inc.
5.750%, 12/1/28	385,000	400,685
McKesson Corp.
1.300%, 8/15/26	245,000	224,710
Star Parent, Inc.
9.000%, 10/1/30§	258,000	271,300
Tenet Healthcare Corp.
4.875%, 1/1/26	335,000	330,179
6.125%, 6/15/30	220,000	220,550
US Acute Care Solutions LLC
6.375%, 3/1/26§	359,000	299,966

		3,569,219

Health Care Technology (0.2%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	197,563

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
5.700%, 5/15/28§	$750,000	$761,683
6.250%, 2/1/29§	467,000	484,458

		1,443,704

Life Sciences Tools & Services (0.1%)
Fortrea Holdings, Inc.
7.500%, 7/1/30§	165,000	170,363
Thermo Fisher Scientific, Inc.
5.000%, 1/31/29	460,000	472,036

		642,399

Pharmaceuticals (0.4%)
Bausch Health Cos., Inc.
5.500%, 11/1/25§	340,000	309,951
11.000%, 9/30/28§	206,000	149,628
Bayer US Finance LLC
6.500%, 11/21/33§	720,000	742,479
Bristol-Myers Squibb Co.
6.250%, 11/15/53	580,000	661,197
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	384,000	371,040
3.500%, 4/1/30§	295,000	258,494
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	405,000	382,725
Organon & Co. 5.125%, 4/30/31§	200,000	170,850

		3,046,364

Total Health Care		10,715,854

Industrials (2.3%)
Aerospace & Defense (0.2%)
Rolls-Royce plc
5.750%, 10/15/27§	400,000	399,000
RTX Corp.
6.400%, 3/15/54	415,000	480,789
Textron, Inc.
6.100%, 11/15/33	260,000	277,788

		1,157,577

Building Products (0.2%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	80,000	80,700
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28§	253,000	258,394
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	181,000	184,167
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	220,000	191,517
Emerald Debt Merger Sub LLC
6.625%, 12/15/30§	406,000	413,661
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	232,000	220,755
Standard Industries, Inc.
4.375%, 7/15/30§	278,000	254,370

		1,603,564

Commercial Services & Supplies (0.8%)
ACCO Brands Corp.
4.250%, 3/15/29§	369,000	331,786
ADT Security Corp. (The)
4.875%, 7/15/32§	280,000	259,000
Allied Universal Holdco LLC
6.625%, 7/15/26§	512,000	508,160
9.750%, 7/15/27§	474,000	463,435
6.000%, 6/1/29§	48,000	39,120
Aramark Services, Inc.
5.000%, 4/1/25§	360,000	356,400
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	106,883
6.319%, 12/4/28§	640,000	657,674
Garda World Security Corp.
9.500%, 11/1/27§	560,000	564,200
6.000%, 6/1/29§	405,000	359,944
GFL Environmental, Inc.
5.125%, 12/15/26§	246,000	242,310
Madison IAQ LLC
5.875%, 6/30/29§	125,000	110,000
Matthews International Corp.
5.250%, 12/1/25§	789,000	768,186
Neptune Bidco US, Inc.
9.290%, 4/15/29§	333,000	309,174
OPENLANE, Inc.
5.125%, 6/1/25§	118,000	115,640
Republic Services, Inc.
5.000%, 12/15/33	285,000	290,512
Williams Scotsman, Inc.
7.375%, 10/1/31§	328,000	344,810

		5,827,234

Construction & Engineering (0.1%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	65,000	68,577
Dycom Industries, Inc.
4.500%, 4/15/29§	270,000	250,425
Pike Corp.
5.500%, 9/1/28§	322,000	306,770
8.625%, 1/31/31§	196,000	205,839
Weekley Homes LLC
4.875%, 9/15/28§	196,000	182,280

		1,013,891

Ground Transportation (0.4%)
EquipmentShare.com, Inc.
9.000%, 5/15/28§	246,000	253,097
GN Bondco LLC
9.500%, 10/15/31§	201,000	195,768
NESCO Holdings II, Inc.
5.500%, 4/15/29§	453,000	417,485
Penske Truck Leasing Co. LP
5.550%, 5/1/28§	345,000	349,559
RXO, Inc.
7.500%, 11/15/27§	234,000	241,852
Ryder System, Inc.
3.350%, 9/1/25	160,000	155,448
6.600%, 12/1/33	705,000	778,656
Watco Cos. LLC
6.500%, 6/15/27§	538,000	538,000
XPO, Inc.
7.125%, 6/1/31§	272,000	282,200
7.125%, 2/1/32§	76,000	78,375

		3,290,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Machinery (0.3%)
ATS Corp.
4.125%, 12/15/28§	$324,000	$297,270
Chart Industries, Inc.
7.500%, 1/1/30§	373,000	390,717
CNH Industrial Capital LLC
3.950%, 5/23/25	400,000	392,863
5.500%, 1/12/29	480,000	492,775
Daimler Truck Finance North America LLC
5.400%, 9/20/28§	315,000	321,141

		1,894,766

Professional Services (0.1%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	315,000	292,950
Equifax, Inc.
5.100%, 6/1/28	305,000	308,202
Science Applications International Corp. 4.875%, 4/1/28§	261,000	247,950
VT Topco, Inc.
8.500%, 8/15/30§	223,000	231,363

		1,080,465

Trading Companies & Distributors (0.2%)
Air Lease Corp.
1.875%, 8/15/26	300,000	275,537
Aircastle Ltd.
2.850%, 1/26/28§	450,000	400,312
6.500%, 7/18/28§	190,000	193,835
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	210,000	213,675
GATX Corp. 6.900%, 5/1/34	315,000	346,278
WESCO Distribution, Inc. 7.125%, 6/15/25§	60,000	60,225
7.250%, 6/15/28§	380,000	388,550

		1,878,412

Total Industrials		17,746,349

Information Technology (2.2%)
Communications Equipment (0.1%)
CommScope Technologies LLC 6.000%, 6/15/25§	267,000	217,605
CommScope, Inc.
6.000%, 3/1/26§	406,000	359,310
8.250%, 3/1/27§	287,000	150,598
4.750%, 9/1/29§	436,000	293,210

		1,020,723

Electronic Equipment, Instruments & Components (0.2%)
Avnet, Inc.
6.250%, 3/15/28	175,000	181,016
5.500%, 6/1/32	275,000	272,488
CDW LLC
3.276%, 12/1/28	490,000	448,962
Flex Ltd.
6.000%, 1/15/28	370,000	381,707
Likewize Corp.
9.750%, 10/15/25§	249,000	251,179

		1,535,352

IT Services (0.3%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	293,000	255,276
DXC Technology Co.
2.375%, 9/15/28	790,000	685,122
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	355,512
Northwest Fiber LLC
6.000%, 2/15/28§	141,000	129,720
Presidio Holdings, Inc.
8.250%, 2/1/28§	254,000	254,635
Unisys Corp.
6.875%, 11/1/27§	410,000	367,975

		2,048,240

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.
4.000%, 4/15/29§	375,000	361,497
Micron Technology, Inc.
6.750%, 11/1/29	725,000	782,502
Qorvo, Inc.
1.750%, 12/15/24	165,000	158,152

		1,302,151

Software (1.1%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	373,000	368,804
Alteryx, Inc.
8.750%, 3/15/28§	296,000	315,104
AthenaHealth Group, Inc.
6.500%, 2/15/30§	508,000	458,785
Boxer Parent Co., Inc.
7.125%, 10/2/25§	300,000	300,750
Camelot Finance SA
4.500%, 11/1/26§	334,000	326,358
Capstone Borrower, Inc.
8.000%, 6/15/30§	188,000	195,065
Central Parent LLC
8.000%, 6/15/29§	185,000	192,456
Central Parent, Inc.
7.250%, 6/15/29§	218,000	221,856
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	562,000	527,459
Cloud Software Group, Inc.
6.500%, 3/31/29§	194,000	184,405
9.000%, 9/30/29§	419,000	397,580
Gen Digital, Inc.
5.000%, 4/15/25§	462,000	457,380
7.125%, 9/30/30§	267,000	278,348
Helios Software Holdings, Inc.
4.625%, 5/1/28§	334,000	304,358
McAfee Corp.
7.375%, 2/15/30§	370,000	336,374
NCR Voyix Corp.
5.000%, 10/1/28§	342,000	324,900
5.125%, 4/15/29§	501,000	474,697
Open Text Corp.
6.900%, 12/1/27§	198,000	204,930
Open Text Holdings, Inc.
4.125%, 12/1/31§	526,000	462,223
Oracle Corp.
3.850%, 7/15/36	170,000	148,242

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Rocket Software, Inc.
6.500%, 2/15/29§	$425,000	$369,750
SS&C Technologies, Inc.
5.500%, 9/30/27§	636,000	628,050
ZoomInfo Technologies LLC
3.875%, 2/1/29§	783,000	708,615

		8,186,489

Technology Hardware, Storage & Peripherals (0.3%)
Dell International LLC
3.375%, 12/15/41	2,750,000	2,081,350
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	485,000	495,958

		2,577,308

Total Information Technology		16,670,263

Materials (1.5%)
Chemicals (0.6%)
Avient Corp.
7.125%, 8/1/30§	283,000	295,243
Axalta Coating Systems LLC
4.750%, 6/15/27§	300,000	292,125
FMC Corp.
6.375%, 5/18/53	385,000	395,085
HB Fuller Co.
4.250%, 10/15/28	177,000	166,601
Illuminate Buyer LLC
9.000%, 7/1/28§	726,000	692,422
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	200,000	189,000
9.625%, 3/15/29§	200,000	212,280
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	244,000	204,350
Minerals Technologies, Inc.
5.000%, 7/1/28§	359,000	338,806
NOVA Chemicals Corp.
4.875%, 6/1/24§	166,000	164,622
8.500%, 11/15/28§	225,000	235,526
Nufarm Australia Ltd.
5.000%, 1/27/30§	428,000	396,959
Olin Corp.
5.625%, 8/1/29	198,000	194,535
Olympus Water US Holding Corp.
4.250%, 10/1/28§	402,000	362,548
6.250%, 10/1/29§	200,000	177,000
WR Grace Holdings LLC
5.625%, 8/15/29§	529,000	465,134

		4,782,236

Containers & Packaging (0.6%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	280,000	274,954
ARD Finance SA 6.500%, 6/30/27 PIK§	410,000	191,544
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	210,000	178,004
Ardagh Packaging Finance plc
4.125%, 8/15/26§	200,000	182,500
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	382,000	353,827
Crown Americas LLC
5.250%, 4/1/30	256,000	252,118
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	345,000	321,392
LABL, Inc.
6.750%, 7/15/26§	298,000	289,805
10.500%, 7/15/27§	522,000	499,162
5.875%, 11/1/28§	189,000	172,340
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	302,000	306,192
9.250%, 4/15/27§	742,000	727,160
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	276,000	276,000
7.250%, 5/15/31§	211,000	213,403
Sealed Air Corp.
6.125%, 2/1/28§	150,000	151,125
Trivium Packaging Finance BV
5.500%, 8/15/26 (e)§	450,000	438,750

		4,828,276

Metals & Mining (0.3%)
First Quantum Minerals Ltd.
7.500%, 4/1/25§	720,000	688,990
Glencore Funding LLC
6.500%, 10/6/33§	525,000	573,323
Kaiser Aluminum Corp.
4.500%, 6/1/31§	313,000	269,962
Northern Star Resources Ltd.
6.125%, 4/11/33§	300,000	301,802

		1,834,077

Total Materials		11,444,589

Real Estate (0.9%)
Diversified REITs (0.0%)†
VICI Properties LP (REIT)
4.625%, 6/15/25§	232,000	227,882

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	283,000	277,340
4.875%, 5/15/29§	360,000	334,655
XHR LP (REIT)
6.375%, 8/15/25§	291,000	290,636
4.875%, 6/1/29§	131,000	120,119

		1,022,750

Office REITs (0.1%)
Highwoods Realty LP (REIT)
7.650%, 2/1/34	235,000	251,728
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	425,000	371,344
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	65,000	48,882

		671,954

Real Estate Management & Development (0.2%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	344,000	342,280
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	380,000	397,100

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Howard Hughes Corp. (The)
4.375%, 2/1/31§		$355,000	$307,963

			1,047,343

Specialized REITs (0.5%)
Crown Castle, Inc. (REIT)
5.800%, 3/1/34		355,000	366,012
Equinix, Inc. (REIT)
2.500%, 5/15/31		3,408,000	2,896,366
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§		354,000	338,955

			3,601,333

Total Real Estate			6,571,262

Utilities (0.8%)
Electric Utilities (0.5%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51		150,000	98,146
American Electric Power Co., Inc.
5.200%, 1/15/29		765,000	774,507
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62 (k)		395,000	332,788
Edison International
4.700%, 8/15/25		760,000	754,789
Entergy Corp.
0.900%, 9/15/25		145,000	134,609
Eversource Energy
5.950%, 2/1/29		565,000	588,306
Interstate Power & Light Co.
3.100%, 11/30/51		355,000	235,062
New England Power Co.
2.807%, 10/6/50§		130,000	82,625
Public Service Electric & Gas Co.
2.700%, 5/1/50		40,000	27,352
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	51,463
Vistra Operations Co. LLC 5.125%, 5/13/25§		630,000	624,255

			3,703,902

Gas Utilities (0.0%)†
Southwest Gas Corp.
3.180%, 8/15/51		405,000	267,367

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
3.300%, 7/15/25§		110,000	105,947

Multi-Utilities (0.2%)
Ameren Corp.
5.000%, 1/15/29		380,000	381,385
DTE Energy Co.
4.220%, 11/1/24 (e)		775,000	765,418
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52 (k)		350,000	296,625

			1,443,428

Water Utilities (0.1%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		488,000	492,270

Total Utilities			6,012,914

Total Corporate Bonds			195,891,568

Foreign Government Securities (3.5%)
Mex Bonos Desarr Fix Rt
Series M 8.000%, 7/31/53	MXN	226,000,000	11,857,647
Titulos de Tesoreria
Series B 7.250%, 10/26/50	COP	80,420,000,000	15,063,679

Total Foreign Government Securities			26,921,326

Mortgage-Backed Securities (28.3%)
FHLMC UMBS
4.000%, 6/1/38		7,238	7,055
4.000%, 8/1/48		104,034	100,076
4.000%, 11/1/48		5,920	5,691
4.000%, 2/1/49		47,194	45,355
4.000%, 7/1/49		222,695	213,736
4.000%, 12/1/49		6,006	5,760
2.500%, 5/1/50		339,510	291,588
2.500%, 6/1/50		358,662	308,038
2.000%, 11/1/50		259,864	213,883
2.500%, 3/1/52		3,660,314	3,121,363
2.500%, 4/1/52		5,771,924	4,920,252
3.000%, 4/1/52		2,735,048	2,426,665
4.000%, 7/1/52		14,697,049	13,920,960
4.000%, 10/1/52		3,241,730	3,069,535
5.500%, 12/1/52		2,756,157	2,776,138
FNMA UMBS
4.000%, 10/1/48		240,108	230,824
3.500%, 8/1/49		2,016,283	1,872,816
3.000%, 7/1/50		1,647,274	1,474,152
3.000%, 8/1/50		771,867	689,541
2.500%, 9/1/50		193,331	165,922
3.500%, 1/1/51		2,586,394	2,399,936
2.000%, 2/1/52		19,946,129	16,323,297
2.000%, 3/1/52		1,122,611	918,710
3.000%, 3/1/52		2,713,348	2,409,955
3.000%, 4/1/52		5,869,212	5,207,444
2.500%, 5/1/52		2,825,947	2,408,304
3.000%, 5/1/52		5,831,019	5,175,626
4.000%, 6/1/52		1,600,501	1,515,985
3.000%, 7/1/52		2,758,585	2,444,531
3.500%, 8/1/52		3,148,981	2,892,443
5.000%, 10/1/52		1,027,469	1,018,833
5.000%, 11/1/52		15,975,408	15,841,137
5.500%, 12/1/52		6,901,467	6,951,498
5.500%, 1/1/53		16,868,287	16,990,571
GNMA
3.500%, 12/20/49		516,574	485,479
3.000%, 5/20/52		3,239,713	2,934,729
3.000%, 6/20/52		3,145,349	2,851,214
5.000%, 10/20/52		4,020,910	4,000,000
5.500%, 10/20/52		12,137,112	12,213,768
5.000%, 2/20/53		7,153,260	7,116,060
5.500%, 2/20/53		4,177,432	4,209,038

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
5.000%, 3/20/53	$7,763,370	$7,730,275
5.500%, 4/20/53	14,862,562	14,965,721
5.500%, 5/20/53	9,151,983	9,209,786
5.000%, 6/20/53	5,801,340	5,767,545
5.500%, 6/20/53	3,368,993	3,390,271
6.000%, 8/20/53	5,686,026	5,781,576
5.500%, 9/20/53	8,172,054	8,223,668
5.500%, 10/20/53	8,480,362	8,533,923

Total Mortgage-Backed Securities		215,770,673

U.S. Treasury Obligations (31.7%)
U.S. Treasury Bonds
1.750%, 8/15/41	15,960,000	11,129,607
2.000%, 11/15/41	5,505,000	3,991,985
3.250%, 5/15/42	1,800,000	1,583,719
3.375%, 8/15/42	3,370,000	3,012,991
3.875%, 2/15/43	1,490,000	1,425,045
3.875%, 5/15/43	1,575,000	1,506,340
4.375%, 8/15/43	1,095,000	1,121,348
1.625%, 11/15/50	710,000	424,558
2.375%, 5/15/51	7,640,000	5,470,957
2.875%, 5/15/52	83,460,000	66,676,720
3.000%, 8/15/52	2,350,000	1,928,102
3.625%, 5/15/53	5,245,000	4,868,835
4.125%, 8/15/53	410,000	416,214
4.750%, 11/15/53	2,980,000	3,354,363
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.13%), 5.456%, 7/31/25 (k)	20,640,000	20,603,385
5.000%, 10/31/25	1,465,000	1,481,939
4.875%, 11/30/25	6,020,000	6,083,492
3.875%, 12/31/27	3,595,000	3,591,068
3.625%, 3/31/28	1,530,000	1,514,102
3.500%, 4/30/28	6,890,000	6,785,574
3.625%, 5/31/28	6,235,000	6,173,625
4.000%, 6/30/28	1,435,000	1,442,960
4.125%, 7/31/28	2,075,000	2,097,857
4.375%, 8/31/28	2,570,000	2,626,620
4.875%, 10/31/28	2,070,000	2,162,341
4.375%, 11/30/28	1,360,000	1,392,938
4.125%, 11/15/32	2,190,000	2,229,694
3.375%, 5/15/33	2,370,000	2,279,274
3.875%, 8/15/33	72,250,000	72,306,449
4.500%, 11/15/33	2,190,000	2,303,264

Total U.S. Treasury Obligations		241,985,366

Total Long-Term Debt Securities (96.4%) (Cost $753,528,432)		735,156,047

SHORT-TERM INVESTMENT:
U.S. Treasury Obligation (0.1%)
U.S. Treasury Bills 4.61%, 1/16/24	765,000	763,436

Total Short-Term Investment (0.1%) (Cost $763,440)		763,436

Total Investments in Securities (96.5%) (Cost $754,291,872)		735,919,483
Other Assets Less Liabilities (3.5%)		26,583,422

Net Assets (100%)		$762,502,905

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $143,882,882 or 18.9% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(r)	Fair value determined using significant unobservable inputs.

Glossary:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	2,007	3/2024	USD	218,308,290	4,967,427
U.S. Treasury 10 Year Note	28	3/2024	USD	3,160,937	91,819
U.S. Treasury 10 Year Ultra Note	201	3/2024	USD	23,721,141	996,755

					6,056,001

Short Contracts
Japan 10 Year Bond	(103)	3/2024	JPY	(107,171,135)	(1,130,465)

					(1,130,465)

					4,925,536

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,905,524	NZD	29,880,000	Citibank NA	1/12/2024	16,530
NOK	265,600,000	USD	24,423,438	Barclays Bank plc	1/18/2024	1,729,010
NOK	116,000,000	USD	10,718,807	JPMorgan Chase Bank	1/18/2024	703,196
NOK	268,600,000	USD	24,982,793	Morgan Stanley	1/18/2024	1,465,051
USD	483,083	NOK	4,900,000	Citibank NA	1/18/2024	602
CLP	9,190,000,000	USD	9,885,606	Morgan Stanley**	1/26/2024	529,513
USD	1,025,231	CLP	900,000,000	Morgan Stanley**	1/26/2024	5,253
MXN	180,500,000	USD	9,702,632	Citibank NA	1/29/2024	877,435
CLP	6,710,000,000	USD	7,422,459	HSBC Bank plc**	2/8/2024	175,348
USD	7,658,069	CLP	6,710,000,000	HSBC Bank plc**	2/8/2024	60,262
HUF	8,630,000,000	USD	24,026,950	Morgan Stanley	2/14/2024	709,374
ZAR	138,700,000	USD	7,388,048	Morgan Stanley	2/15/2024	165,320
AUD	37,870,000	USD	25,150,806	JPMorgan Chase Bank	3/6/2024	706,281
JPY	4,189,000,000	USD	29,399,586	JPMorgan Chase Bank	3/15/2024	647,864
NOK	112,000,000	USD	10,930,455	Goldman Sachs Bank USA	3/19/2024	112,038
NOK	134,100,000	USD	12,823,823	JPMorgan Chase Bank	3/19/2024	397,589

Total unrealized appreciation						8,300,666

USD	24,740,459	NOK	268,600,000	Morgan Stanley	1/18/2024	(1,707,385)
USD	459,583	NOK	4,900,000	UBS AG	1/18/2024	(22,898)
CAD	14,500,000	USD	10,961,447	UBS AG	1/25/2024	(14,908)
USD	10,560,463	CAD	14,500,000	JPMorgan Chase Bank	1/25/2024	(386,077)
USD	9,717,692	MXN	170,700,000	HSBC Bank plc	1/29/2024	(287,945)
USD	565,359	MXN	9,800,000	Morgan Stanley	1/29/2024	(9,071)
USD	10,418,803	EUR	9,560,000	HSBC Bank plc	2/7/2024	(150,560)
USD	5,883,053	EUR	5,440,000	JPMorgan Chase Bank	2/7/2024	(131,313)
USD	198,674	HUF	70,000,000	UBS AG	2/14/2024	(1,968)
USD	3,409,419	ZAR	64,900,000	Citibank NA	2/15/2024	(124,926)
USD	3,974,901	ZAR	73,800,000	HSBC Bank plc	2/15/2024	(44,123)
USD	317,419	AUD	480,000	HSBC Bank plc	3/6/2024	(10,318)
USD	47,235,369	CHF	40,920,000	Goldman Sachs Bank USA	3/12/2024	(1,766,898)
USD	11,004,515	JPY	1,560,000,000	Goldman Sachs Bank USA	3/15/2024	(185,273)

Total unrealized depreciation						(4,843,663)

Net unrealized appreciation						3,457,003

**	Non-deliverable forward.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Asset-Backed Securities	$—	$35,895,370	$—		$35,895,370
Collateralized Mortgage Obligation	—	307,348	—		307,348
Commercial Mortgage-Backed Securities	—	16,491,996	—		16,491,996
Convertible Bonds
Information Technology	—	1,892,400	—		1,892,400
Corporate Bonds
Communication Services	—	11,967,664	—		11,967,664
Consumer Discretionary	—	19,394,883	—	(b)	19,394,883
Consumer Staples	—	5,897,010	—		5,897,010
Energy	—	19,438,696	—		19,438,696
Financials	—	70,032,084	—		70,032,084
Health Care	—	10,715,854	—		10,715,854
Industrials	—	17,746,349	—		17,746,349
Information Technology	—	16,670,263	—		16,670,263
Materials	—	11,444,589	—		11,444,589
Real Estate	—	6,571,262	—		6,571,262
Utilities	—	6,012,914	—		6,012,914
Foreign Government Securities	—	26,921,326	—		26,921,326
Forward Currency Contracts	—	8,300,666	—		8,300,666
Futures	6,056,001	—	—		6,056,001
Mortgage-Backed Securities	—	215,770,673	—		215,770,673
Short-Term Investment
U.S. Treasury Obligation	—	763,436	—		763,436
U.S. Treasury Obligations	—	241,985,366	—		241,985,366

Total Assets	$6,056,001	$744,220,149	$—		$750,276,150

Liabilities:
Forward Currency Contracts	$—	$(4,843,663)	$—		$(4,843,663)
Futures	(1,130,465)	—	—		(1,130,465)

Total Liabilities	$(1,130,465)	$(4,843,663)	$—		$(5,974,128)

Total	$4,925,536	$739,376,486	$—		$744,302,022

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$6,056,001	*
Foreign exchange contracts	Receivables	8,300,666

Total		$14,356,667

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,130,465	)*
Foreign exchange contracts	Payables	(4,843,663)

Total		$(5,974,128)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(11,440,232)	$—	$636,216	$(10,804,016)
Foreign exchange contracts	—	(16,551,379)	—	(16,551,379)
Credit contracts	—	—	385,548	385,548

Total	$(11,440,232)	$(16,551,379)	$1,021,764	$(26,969,847)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$4,222,640	$—	$4,222,640
Foreign exchange contracts	—	3,193,308	3,193,308

Total	$4,222,640	$3,193,308	$7,415,948

^	The Portfolio held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$254,494,000
Average notional value of contracts — short	176,425,000

Forward foreign currency exchange contracts
Average settlement value purchased – in USD	$304,701,000
Average settlement value sold — in USD	275,884,000

Credit index swaps
Average notional value — buy protection	$52,339,000

Interest rate swaps
Average notional value — pays fixed rate	$21,878,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received*	Net Amount Due from Counterparty
Barclays Bank plc	$1,729,010	$—	$—	$1,729,010
Citibank NA	894,567	(124,926)	—	769,641
Goldman Sachs Bank USA	112,038	(112,038)	—	—
HSBC Bank plc	235,610	(235,610)	—	—
JPMorgan Chase Bank	2,454,930	(517,390)	—	1,937,540
Morgan Stanley	2,874,511	(1,716,456)	(470,000)	688,055

Total	$8,300,666	$(2,706,420)	$(470,000)	$5,124,246

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Citibank NA	$124,926	$(124,926)	$—	$—
Goldman Sachs Bank USA	1,952,171	(112,038)	—	1,840,133
HSBC Bank plc	492,946	(235,610)	—	257,336
JPMorgan Chase Bank	517,390	(517,390)	—	—
Morgan Stanley	1,716,456	(1,716,456)	—	—
UBS AG	39,774	—	—	39,774

Total	$4,843,663	$(2,706,420)	$—	$2,137,243

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral received from the counterparty. Total additional collateral received is $270,000.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$548,387,908
Long-term U.S. government debt securities	482,284,766

$1,030,672,674

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$610,555,320
Long-term U.S. government debt securities	429,374,588

$1,039,929,908

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,870,693
Aggregate gross unrealized depreciation	(49,068,388)

Net unrealized depreciation	$(20,197,695)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$764,499,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $754,291,872)	$735,919,483
Cash	12,237,490
Foreign cash (Cost $491)	499
Cash held as collateral at broker for futures	360,000
Unrealized appreciation on forward foreign currency contracts	8,300,666
Dividends, interest and other receivables	6,579,576
Due from broker for futures variation margin	6,027,000
Receivable for securities sold	160,743
Receivable for Portfolio shares sold	119,980
Other assets	2,608

Total assets	769,708,045

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	4,843,663
Payable for securities purchased	763,440
Payable for return of cash collateral on forward foreign currency contracts	740,000
Payable for Portfolio shares repurchased	296,356
Investment management fees payable	246,608
Administrative fees payable	82,725
Distribution fees payable – Class IB	39,054
Distribution fees payable – Class IA	29,268
Accrued expenses	164,026

Total liabilities	7,205,140

Commitments and contingent liabilities^
NET ASSETS	$762,502,905

Net assets were comprised of:
Paid in capital	$872,802,192
Total distributable earnings (loss)	(110,299,287)

Net assets	$762,502,905

Class IA
Net asset value, offering and redemption price per share, $139,982,454 / 39,982,358 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.50

Class IB
Net asset value, offering and redemption price per share, $187,375,359 / 53,723,044 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.49

Class K
Net asset value, offering and redemption price per share, $435,145,092 / 123,792,069 shares outstanding (unlimited amount authorized: $0.01 par value)	$3.52

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest (net of $133,518 foreign withholding tax)	$38,188,724
Dividends	498
Securities lending (net)	273

Total income	38,189,495

EXPENSES
Investment management fees	4,485,457
Administrative fees	956,236
Distribution fees – Class IB	452,217
Distribution fees – Class IA	343,300
Printing and mailing expenses	308,249
Custodian fees	285,000
Professional fees	147,239
Trustees’ fees	26,846
Miscellaneous	44,988

Gross expenses	7,049,532
Less: Waiver from investment manager	(1,168,418)

Net expenses	5,881,114

NET INVESTMENT INCOME (LOSS)	32,308,381

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(23,016,952)
Futures contracts	(11,440,232)
Forward foreign currency contracts	(16,551,379)
Foreign currency transactions	57,371
Swaps	1,021,764

Net realized gain (loss)	(49,929,428)

Change in unrealized appreciation (depreciation) on:
Investments in securities	43,856,302
Futures contracts	4,222,640
Forward foreign currency contracts	3,193,308
Foreign currency translations	(19,408)

Net change in unrealized appreciation (depreciation)	51,252,842

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,323,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,631,795

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,308,381	$19,743,825
Net realized gain (loss)	(49,929,428)	(61,514,665)
Net change in unrealized appreciation (depreciation)	51,252,842	(51,594,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	33,631,795	(93,365,163)

Distributions to shareholders:
Class IA	(3,233,368)	(3,617,674)
Class IB	(4,309,073)	(4,710,156)
Class K	(10,979,515)	(12,373,466)

Total distributions to shareholders	(18,521,956)	(20,701,296)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,795,611 and 4,711,457 shares, respectively ]	9,590,305	16,639,551
Capital shares issued in reinvestment of dividends [ 947,063 and 1,030,856 shares, respectively ]	3,233,368	3,617,674
Capital shares repurchased [ (3,874,734) and (4,477,262) shares , respectively]	(13,280,373)	(16,474,332)

Total Class IA transactions	(456,700)	3,782,893

Class IB
Capital shares sold [ 6,165,499 and 10,024,464 shares, respectively ]	21,118,128	34,757,523
Capital shares issued in connection with merger (Note 8) [ 0 and 24,388,475 shares, respectively ]	—	83,049,176
Capital shares issued in reinvestment of dividends [ 1,266,740 and 1,346,524 shares, respectively ]	4,309,073	4,710,156
Capital shares repurchased [ (7,131,616) and (7,245,514) shares , respectively]	(24,444,742)	(25,622,822)

Total Class IB transactions	982,459	96,894,033

Class K
Capital shares sold [ 11,259,002 and 10,791,471 shares, respectively ]	39,410,769	39,187,110
Capital shares issued in reinvestment of dividends [ 3,197,571 and 3,512,442 shares, respectively ]	10,979,515	12,373,466
Capital shares repurchased [ (15,338,578) and (16,089,162) shares , respectively]	(52,869,955)	(59,407,552)

Total Class K transactions	(2,479,671)	(7,846,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,953,912)	92,829,950

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,155,927	(21,236,509)
NET ASSETS:
Beginning of year	749,346,978	770,583,487

End of year	$762,502,905	$749,346,978

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021		2020		2019
Net asset value, beginning of year	$3.43		$4.04		$4.21		$3.88		$3.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.10		0.07		0.06		0.08
Net realized and unrealized gain (loss)	0.01		(0.62)		(0.14)		0.52		0.17

Total from investment operations	0.15		(0.52)		(0.07)		0.58		0.25

Less distributions:
Dividends from net investment income	(0.08)		(0.09)		(0.06)		(0.09)		(0.08)
Distributions from net realized gains	—		—	#	(0.04)		(0.16)		—

Total dividends and distributions	(0.08)		(0.09)		(0.10)		(0.25)		(0.08)

Net asset value, end of year	$3.50		$3.43		$4.04		$4.21		$3.88

Total return	4.50%		(12.86)%		(1.76)%		14.86%		6.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$139,982		$137,580		$157,063		$124,147		$115,255
Ratio of expenses to average net assets:
After waivers (f)	0.93	%(j)	0.95	%(k)	1.01	%(m)(o)	0.82	%(n)	0.55	%(jj)
Before waivers (f)	1.09%		1.04%		1.10%		1.07%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.18%		2.65%		1.65%		1.50	%(x)	2.04	%(x)
Before waivers (f)	4.02%		2.56%		1.56%		1.25	%(x)	1.98	%(x)
Portfolio turnover rate^	145%		187%		200%		237	%(h)	5%

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$3.42		$4.03		$4.19		$3.87		$3.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14		0.10		0.07		0.06		0.08
Net realized and unrealized gain (loss)	0.01		(0.62)		(0.13)		0.51		0.18

Total from investment operations	0.15		(0.52)		(0.06)		0.57		0.26

Less distributions:
Dividends from net investment income	(0.08)		(0.09)		(0.06)		(0.09)		(0.08)
Distributions from net realized gains	—		—	#	(0.04)		(0.16)		—

Total dividends and distributions	(0.08)		(0.09)		(0.10)		(0.25)		(0.08)

Net asset value, end of year	$3.49		$3.42		$4.03		$4.19		$3.87

Total return	4.51%		(12.89)%		(1.53)%		14.64%		7.10%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$187,375		$182,542		$100,338		$56,600		$48,006
Ratio of expenses to average net assets:
After waivers (f)	0.93	%(j)	0.94	%(k)	1.00	%(m)(o)	0.83	%(n)	0.55	%(jj)
Before waivers (f)	1.09%		1.04%		1.09%		1.08%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.18%		2.81%		1.61%		1.53	%(x)	2.10	%(x)
Before waivers (f)	4.02%		2.72%		1.52%		1.28	%(x)	2.03	%(x)
Portfolio turnover rate^	145%		187%		200%		237	%(h)	5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$3.44		$4.06		$4.22		$3.89		$3.72

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.11		0.07		0.07		0.09
Net realized and unrealized gain (loss)	0.02		(0.63)		(0.12)		0.52		0.17

Total from investment operations	0.17		(0.52)		(0.05)		0.59		0.26

Less distributions:
Dividends from net investment income	(0.09)		(0.10)		(0.07)		(0.10)		(0.09)
Distributions from net realized gains	—		—	#	(0.04)		(0.16)		—

Total dividends and distributions	(0.09)		(0.10)		(0.11)		(0.26)		(0.09)

Net asset value, end of year	$3.52		$3.44		$4.06		$4.22		$3.89

Total return	5.03%		(12.83)%		(1.29)%		15.08%		7.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$435,145		$429,225		$513,183		$15,840		$13,436
Ratio of expenses to average net assets:
After waivers (f)	0.68	%(j)	0.70	%(k)	0.73	%(m)(o)	0.58	%(n)	0.30	%(jj)
Before waivers (f)	0.84%		0.79%		0.81%		0.83%		0.36%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.43%		2.90%		1.75%		1.78	%(x)	2.22	%(x)
Before waivers (f)	4.27%		2.81%		1.67%		1.53	%(x)	2.16	%(x)
Portfolio turnover rate^	145%		187%		200%		237	%(h)	5%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IA, 0.93% for Class IB and 0.68% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.95% for Class IA, 0.95% for Class IB and 0.70% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.01% for Class IA, 1.00% for Class IB and 0.73% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class IA, 1.00% for Class IB and 0.75% for Class K.
(o)	Includes extraordinary expenses of 0.06%, 0.05% and 0.03% for Class IA, Class IB and Class K respectively.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IA, 1.10% for Class IB and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

➢	EARNEST Partners, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	10.34%	4.02%	1.86%
Portfolio – Class K Shares	10.73	4.31	2.13
MSCI Emerging Markets (Gross Dividends) IndexSM	10.27	4.07	3.05

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 10.34% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the MSCI Emerging Markets (Gross Dividends) IndexSM, which returned 10.27% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Strong stock selection in the Financials and Information Technology sectors contributed to relative performance.

•	The Portfolio’s relative underweight position to Consumer Discretionary also contributed to relative performance.

•	The Portfolio’s relative overweight position to Brazil contributed to performance.

What hurt performance during the year:

•	The Portfolio’s relative underweight to India detracted from relative performance.

Portfolio Positioning and Outlook — EARNEST Partners, LLC

At year end, the Portfolio had relative overweight positions to Consumer Staples, Energy, Financials, Industrials, Information Technology and Real Estate. The Portfolio had relative underweight positions to Communication Services, Consumer Discretionary, Health Care, Materials and Utilities.

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Financials	$20,772,782	23.5%
Information Technology	20,575,575	23.2
Consumer Discretionary	10,226,392	11.5
Communication Services	6,855,355	7.7
Industrials	6,262,252	7.1
Consumer Staples	6,088,292	6.9
Materials	4,945,447	5.6
Energy	4,567,212	5.2
Health Care	3,051,299	3.4
Utilities	1,614,718	1.8
Real Estate	1,397,604	1.6
Investment Companies	1,389,611	1.6
Cash and Other	824,285	0.9

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO (Unaudited)

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,040.90	$6.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11
Class K
Actual	1,000.00	1,043.40	4.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.42	4.84

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.20% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (7.8%)
Ambev SA*	276,191	$782,928
Atacadao SA	6,331	16,226
B3 SA – Brasil Bolsa Balcao	52,265	156,012
Banco Bradesco SA*	15,196	47,707
Banco Bradesco SA (Preference) (q)	45,704	160,419
Banco Bradesco SA (ADR)*	145,891	510,619
Banco BTG Pactual SA	11,079	86,190
Banco do Brasil SA	7,794	88,665
Banco Santander Brasil SA	3,124	20,689
BB Seguridade Participacoes SA	7,812	53,923
CCR SA	9,110	26,593
Centrais Eletricas Brasileiras SA	10,350	90,277
Centrais Eletricas Brasileiras SA (Preference), Class B (q)	2,830	27,469
Cia de Saneamento Basico do Estado de Sao Paulo*	2,589	39,973
Cia Energetica de Minas Gerais (Preference) (q)	10,489	24,616
Cia Siderurgica Nacional SA	5,126	20,672
Companhia Paranaense de Energia (Preference) (q)*	8,908	18,998
Cosan SA	9,832	39,327
CPFL Energia SA	2,350	18,577
Energisa SA	2,213	24,669
Eneva SA*	7,478	20,906
Engie Brasil Energia SA	1,867	17,365
Equatorial Energia SA	9,398	69,166
Gerdau SA (Preference) (q)	10,719	52,231
Hapvida Participacoes e Investimentos SA (m)*	39,784	36,446
Hypera SA*	3,296	24,176
Itau Unibanco Holding SA (Preference) (q)	41,527	290,149
Itau Unibanco Holding SA (ADR)*	72,619	504,702
Itausa SA (Preference) (q)	45,517	97,357
Klabin SA	8,000	36,397
Localiza Rent a Car SA	7,475	97,562
Lojas Renner SA	9,515	33,946
Magazine Luiza SA*	21,875	9,727
Natura & Co. Holding SA*	6,494	22,540
Petroleo Brasileiro SA	34,166	274,588
Petroleo Brasileiro SA (Preference) (q)	41,593	319,551
Petroleo Brasileiro SA (ADR)	40,987	654,562
PRIO SA	6,935	65,501
Raia Drogasil SA	11,123	67,733
Rede D’Or Sao Luiz SA (m)	4,997	29,575
Rumo SA	12,965	61,094
Sendas Distribuidora SA	10,605	29,538
Suzano SA*	7,853	90,370
Telefonica Brasil SA	4,815	52,932
TIM SA	6,959	25,715
TOTVS SA*	3,956	27,233
Ultrapar Participacoes SA	6,680	36,428
Vale SA	30,130	480,023
Vibra Energia SA*	8,391	39,143
WEG SA	14,388	109,918
XP, Inc., Class A	37,143	968,318

		6,899,441

Chile (1.0%)
Banco de Chile	462,284	54,303
Banco de Credito e Inversiones SA	655	17,732
Banco Santander Chile	707,561	34,534
Cencosud SA	11,427	21,466
Cia Sud Americana de Vapores SA	170,169	10,450
Empresas CMPC SA	15,051	29,042
Empresas Copec SA	4,090	29,758
Enel Americas SA*	173,391	19,189
Falabella SA*	6,082	15,188
Sociedad Quimica y Minera de Chile SA (Preference), Class B (q)	1,224	73,147
Sociedad Quimica y Minera de Chile SA (ADR) (x)	9,898	596,058

		900,867

China (26.0%)
360 Security Technology, Inc., Class A*	6,600	8,385
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	3,900	10,344
3SBio, Inc. (m)*	16,774	16,154
AAC Technologies Holdings, Inc.	8,075	23,992
Advanced Micro-Fabrication Equipment, Inc. China, Class A	803	17,391
AECC Aviation Power Co. Ltd., Class A	1,700	8,960
Agricultural Bank of China Ltd., Class H	242,452	93,460
Agricultural Bank of China Ltd., Class A	31,100	15,962
Aier Eye Hospital Group Co. Ltd., Class A	6,500	14,499
Air China Ltd., Class A*	9,800	10,142
Air China Ltd., Class H*	19,469	12,317
Airtac International Group	1,516	49,890
Akeso, Inc. (m)*	3,970	23,591
Alibaba Group Holding Ltd.	145,333	1,407,079
Alibaba Health Information Technology Ltd.*	40,386	21,930
Aluminum Corp. of China Ltd., Class A	13,700	10,895
Aluminum Corp. of China Ltd., Class H	27,304	13,637
Anhui Conch Cement Co. Ltd., Class H	10,537	24,344
Anhui Conch Cement Co. Ltd., Class A	7,600	24,175
Anhui Gujing Distillery Co. Ltd., Class A	300	9,847
ANTA Sports Products Ltd.	10,667	103,480
Asymchem Laboratories Tianjin Co. Ltd., Class A	280	4,584
Autohome, Inc. (ADR)	529	14,844
Avary Holding Shenzhen Co. Ltd., Class A	2,200	6,924
AviChina Industry & Technology Co. Ltd., Class H	20,991	9,006
Baidu, Inc., Class A*	19,470	289,488
Baidu, Inc. (ADR)*	3,713	442,181
Bank of Beijing Co. Ltd., Class A	20,300	12,966
Bank of Chengdu Co. Ltd., Class A	6,200	9,844
Bank of China Ltd., Class H	680,772	259,807
Bank of China Ltd., Class A	29,700	16,709
Bank of Communications Co. Ltd., Class A	19,500	15,782
Bank of Communications Co. Ltd., Class H	71,634	44,677
Bank of Hangzhou Co. Ltd., Class A	5,900	8,327
Bank of Jiangsu Co. Ltd., Class A	14,100	13,300

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Bank of Nanjing Co. Ltd., Class A	9,600	$9,990
Bank of Ningbo Co. Ltd., Class A	2,700	7,656
Bank of Shanghai Co. Ltd., Class A	12,700	10,690
Baoshan Iron & Steel Co. Ltd., Class A	12,500	10,452
BeiGene Ltd.*	5,902	83,218
Beijing Enterprises Holdings Ltd.	4,062	14,123
Beijing Enterprises Water Group Ltd.	36,959	8,236
Beijing Kingsoft Office Software, Inc., Class A	346	15,426
Beijing Tongrentang Co. Ltd., Class A	2,200	16,658
Beijing United Information Technology Co. Ltd., Class A	1,015	3,150
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,869	19,799
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	22,500	15,609
Bilibili, Inc., Class Z (x)*	1,500	17,980
Bloomage Biotechnology Corp. Ltd., Class A	643	6,068
BOC Aviation Ltd. (m)	86,600	662,102
BOE Technology Group Co. Ltd., Class A	18,300	10,063
Bosideng International Holdings Ltd.	26,968	12,122
BYD Co. Ltd., Class H	26,560	729,265
BYD Co. Ltd., Class A	801	22,362
BYD Electronic International Co. Ltd.	6,850	32,107
C&D International Investment Group Ltd.	5,493	11,706
CGN Power Co. Ltd., Class H (m)	115,031	30,052
Changchun High & New Technology Industry Group, Inc., Class A	900	18,502
Chaozhou Three-Circle Group Co. Ltd., Class A	3,400	14,118
China Cinda Asset Management Co. Ltd., Class H	82,280	8,219
China CITIC Bank Corp. Ltd., Class H	77,354	36,456
China Coal Energy Co. Ltd., Class H	24,399	22,185
China Construction Bank Corp., Class H	840,012	500,231
China CSSC Holdings Ltd., Class A	3,800	15,774
China Eastern Airlines Corp. Ltd., Class A*	18,500	10,121
China Energy Engineering Corp. Ltd., Class A	32,000	9,475
China Everbright Bank Co. Ltd., Class A	27,100	11,081
China Everbright Bank Co. Ltd., Class H	38,342	11,392
China Everbright Environment Group Ltd.	42,700	13,890
China Feihe Ltd. (m)	25,661	14,032
China Galaxy Securities Co. Ltd., Class A	10,500	17,840
China Galaxy Securities Co. Ltd., Class H	25,162	13,308
China Gas Holdings Ltd.	20,606	20,346
China Hongqiao Group Ltd.	15,787	12,919
China International Capital Corp. Ltd., Class A	1,900	10,194
China International Capital Corp. Ltd., Class H (m)	12,618	18,519
China Jushi Co. Ltd., Class A	7,600	10,534
China Life Insurance Co. Ltd., Class A	3,100	12,392
China Life Insurance Co. Ltd., Class H	65,859	85,355
China Literature Ltd. (m)*	2,830	10,528
China Longyuan Power Group Corp. Ltd., Class H	27,731	21,024
China Medical System Holdings Ltd.	9,408	16,675
China Mengniu Dairy Co. Ltd.	27,275	73,353
China Merchants Bank Co. Ltd., Class A	10,000	39,226
China Merchants Bank Co. Ltd., Class H	33,441	116,488
China Merchants Energy Shipping Co. Ltd., Class A	13,300	11,027
China Merchants Port Holdings Co. Ltd.	10,365	14,124
China Merchants Securities Co. Ltd., Class A	5,400	10,386
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,000	9,406
China Minsheng Banking Corp. Ltd., Class H	40,320	13,684
China Minsheng Banking Corp. Ltd., Class A	23,300	12,287
China National Building Material Co. Ltd., Class H	28,033	11,991
China National Nuclear Power Co. Ltd., Class A	12,300	13,007
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	4,200	11,453
China Oilfield Services Ltd., Class H	14,287	14,601
China Overseas Land & Investment Ltd.	30,956	54,550
China Pacific Insurance Group Co. Ltd., Class H	21,306	43,002
China Pacific Insurance Group Co. Ltd., Class A	3,300	11,065
China Petroleum & Chemical Corp., Class H	222,383	116,482
China Petroleum & Chemical Corp., Class A	21,700	17,073
China Power International Development Ltd.	56,184	20,650
China Railway Group Ltd., Class H	27,671	12,332
China Railway Group Ltd., Class A	15,300	12,253
China Resources Beer Holdings Co. Ltd.	13,811	60,490
China Resources Gas Group Ltd.	6,220	20,392
China Resources Land Ltd.	27,662	99,191
China Resources Microelectronics Ltd., Class A	1,732	10,914
China Resources Mixc Lifestyle Services Ltd. (m)	5,604	19,987
China Resources Pharmaceutical Group Ltd. (m)	1,242	816
China Resources Power Holdings Co. Ltd.	16,587	33,223
China Ruyi Holdings Ltd.*	48,798	10,811
China Shenhua Energy Co. Ltd., Class A	4,100	18,123
China Shenhua Energy Co. Ltd., Class H	27,294	93,503
China Southern Airlines Co. Ltd., Class A*	12,300	9,990
China Southern Airlines Co. Ltd., Class H*	22,322	9,462

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
China State Construction Engineering Corp. Ltd., Class A	18,400	$12,479
China State Construction International Holdings Ltd.	13,950	16,132
China Taiping Insurance Holdings Co. Ltd.	11,196	9,635
China Three Gorges Renewables Group Co. Ltd., Class A	38,100	23,476
China Tourism Group Duty Free Corp. Ltd., Class H (m)(x)	602	5,909
China Tourism Group Duty Free Corp. Ltd., Class A	800	9,440
China Tower Corp. Ltd., Class H (m)	362,798	38,099
China Traditional Chinese Medicine Holdings Co. Ltd.	20,201	10,167
China United Network Communications Ltd., Class A	23,100	14,266
China Vanke Co. Ltd., Class A	13,400	19,763
China Vanke Co. Ltd., Class H	14,016	12,960
China Yangtze Power Co. Ltd., Class A	12,200	40,149
China Zhenhua Group Science & Technology Co. Ltd., Class A	800	6,637
Chinasoft International Ltd.*	28,121	21,572
Chongqing Brewery Co. Ltd., Class A	800	7,496
Chongqing Changan Automobile Co. Ltd., Class A	8,450	20,052
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,834	15,803
Chow Tai Fook Jewellery Group Ltd.	17,069	25,401
CITIC Ltd.	47,016	46,965
CITIC Securities Co. Ltd., Class A	5,200	14,935
CITIC Securities Co. Ltd., Class H	17,607	35,943
CMOC Group Ltd., Class A	16,500	12,098
CMOC Group Ltd., Class H	27,294	14,925
CNGR Advanced Material Co. Ltd., Class A	400	2,771
CNPC Capital Co. Ltd., Class A	19,400	14,771
Contemporary Amperex Technology Co. Ltd., Class A	2,059	47,397
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	6,000	10,355
COSCO SHIPPING Holdings Co. Ltd., Class A	15,800	21,342
COSCO SHIPPING Holdings Co. Ltd., Class H	22,544	22,664
COSCO SHIPPING Ports Ltd.	17,157	12,392
Country Garden Holdings Co. Ltd. (x)*	88,275	8,818
Country Garden Services Holdings Co. Ltd. (x)	18,910	16,347
CRRC Corp. Ltd., Class A	15,200	11,273
CRRC Corp. Ltd., Class H	32,579	14,353
CSC Financial Co. Ltd., Class A	3,200	10,675
CSPC Pharmaceutical Group Ltd.	76,349	70,986
Daqin Railway Co. Ltd., Class A	12,800	13,013
Daqo New Energy Corp. (ADR)*	407	10,826
Dongfang Electric Corp. Ltd., Class A	4,300	8,864
Dongfeng Motor Group Co. Ltd., Class H	18,781	9,356
East Buy Holding Ltd. (m)(x)*	3,428	12,204
East Money Information Co. Ltd., Class A	6,048	11,973
ENN Energy Holdings Ltd.	6,393	47,077
ENN Natural Gas Co. Ltd., Class A	5,100	12,095
Eve Energy Co. Ltd., Class A	2,400	14,280
Everbright Securities Co. Ltd., Class A	6,500	14,132
Far East Horizon Ltd.	16,103	12,662
Flat Glass Group Co. Ltd., Class A	1,700	6,400
Flat Glass Group Co. Ltd., Class H	3,225	5,443
Focus Media Information Technology Co. Ltd., Class A	11,600	10,337
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,848	9,889
Fosun International Ltd.	17,382	10,218
Foxconn Industrial Internet Co. Ltd., Class A	8,000	17,055
Fuyao Glass Industry Group Co. Ltd., Class H (m)	4,201	20,444
Fuyao Glass Industry Group Co. Ltd., Class A	1,800	9,490
Ganfeng Lithium Group Co. Ltd., Class H (m)	3,218	12,157
Ganfeng Lithium Group Co. Ltd., Class A	3,080	18,587
GCL Technology Holdings Ltd.	173,521	27,555
GD Power Development Co. Ltd., Class A	22,100	12,963
GDS Holdings Ltd., Class A*	6,522	7,567
Geely Automobile Holdings Ltd.	48,576	53,438
Genscript Biotech Corp.*	8,779	22,328
GF Securities Co. Ltd., Class A	8,300	16,724
GF Securities Co. Ltd., Class H	8,192	9,799
GigaDevice Semiconductor, Inc., Class A	1,600	20,843
Ginlong Technologies Co. Ltd., Class A	400	3,942
GoerTek, Inc., Class A	5,500	16,293
Gongniu Group Co. Ltd., Class A	1,200	16,184
Gotion High-tech Co. Ltd., Class A*	2,900	8,791
Great Wall Motor Co. Ltd., Class H	20,829	27,048
Great Wall Motor Co. Ltd., Class A	6,100	21,692
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,300	10,433
Greentown China Holdings Ltd.	8,932	9,094
Guangdong Haid Group Co. Ltd., Class A	1,300	8,232
Guangdong Investment Ltd.	27,094	19,709
Guanghui Energy Co. Ltd., Class A	8,100	8,155
Guangzhou Automobile Group Co. Ltd., Class H	20,379	9,474
Guangzhou Automobile Group Co. Ltd., Class A	18,100	22,331
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,600	5,658
Guosen Securities Co. Ltd., Class A	8,100	9,754
Guotai Junan Securities Co. Ltd., Class A	5,300	11,120
H World Group Ltd. (ADR)	1,648	55,109
Haidilao International Holding Ltd. (m)	14,435	26,879
Haier Smart Home Co. Ltd., Class A	3,200	9,475
Haier Smart Home Co. Ltd., Class H	19,657	55,509
Haitian International Holdings Ltd.	5,159	12,765
Haitong Securities Co. Ltd., Class A	7,600	10,041
Haitong Securities Co. Ltd., Class H	18,883	10,084

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hangzhou First Applied Material Co. Ltd., Class A	1,372	$4,695
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,500	4,829
Hangzhou Tigermed Consulting Co. Ltd., Class A	1,000	7,751
Hansoh Pharmaceutical Group Co. Ltd. (m)	8,200	16,550
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,000	11,298
Hengan International Group Co. Ltd.	6,606	24,576
Hengli Petrochemical Co. Ltd., Class A*	12,200	22,655
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,000	22,119
Horizon Construction Development Ltd.*	596	351
Hoshine Silicon Industry Co. Ltd., Class A	700	5,034
Hoyuan Green Energy Co. Ltd., Class A	838	3,932
Hua Hong Semiconductor Ltd. (m)*	3,601	8,707
Huadian Power International Corp. Ltd., Class A	13,900	10,074
Huadong Medicine Co. Ltd., Class A	2,300	13,445
Huaneng Power International, Inc., Class H*	26,775	14,196
Huaneng Power International, Inc., Class A*	10,000	10,857
Huatai Securities Co. Ltd., Class H (m)	10,711	13,525
Huatai Securities Co. Ltd., Class A	5,300	10,425
Huaxia Bank Co. Ltd., Class A	22,700	17,988
Huayu Automotive Systems Co. Ltd., Class A	3,900	8,952
Huizhou Desay Sv Automotive Co. Ltd., Class A	700	12,783
Hundsun Technologies, Inc., Class A	2,800	11,354
Hygeia Healthcare Holdings Co. Ltd. (m)(x)	2,409	10,890
Hygon Information Technology Co. Ltd., Class A	1,749	17,504
Iflytek Co. Ltd., Class A	1,900	12,425
Imeik Technology Development Co. Ltd., Class A	300	12,450
Industrial & Commercial Bank of China Ltd., Class H	974,388	476,681
Industrial & Commercial Bank of China Ltd., Class A	26,100	17,591
Industrial Bank Co. Ltd., Class A	8,600	19,656
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	35,900	7,390
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,600	9,807
Innovent Biologics, Inc. (m)*	9,939	54,414
iQIYI, Inc. (ADR)*	2,971	14,498
JA Solar Technology Co. Ltd., Class A	7,060	20,626
JD Health International, Inc. (m)*	9,566	47,900
JD Logistics, Inc. (m)*	17,101	21,419
JD.com, Inc., Class A	20,774	299,299
Jiangsu Eastern Shenghong Co. Ltd., Class A	15,400	20,845
Jiangsu Expressway Co. Ltd., Class H	13,780	12,389
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,100	8,481
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	2,600	16,581
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,100	14,435
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	600	9,298
Jiangsu Zhongtian Technology Co. Ltd., Class A	4,100	7,220
Jiangxi Copper Co. Ltd., Class H	298,000	421,325
Jinko Solar Co. Ltd., Class A	10,288	12,852
JOYY, Inc. (ADR)	387	15,364
Kanzhun Ltd. (ADR)	1,948	32,356
KE Holdings, Inc. (ADR)	5,454	88,409
Kingboard Holdings Ltd.	7,213	17,255
Kingdee International Software Group Co. Ltd.*	22,327	32,539
Kingsoft Corp. Ltd.	8,075	24,923
Kuaishou Technology (m)*	20,017	135,737
Kunlun Energy Co. Ltd.	35,918	32,383
Kweichow Moutai Co. Ltd., Class A	600	146,020
Lenovo Group Ltd.	58,386	81,651
Lens Technology Co. Ltd., Class A	4,400	8,189
Li Auto, Inc., Class A*	9,790	184,428
Li Ning Co. Ltd.	20,187	54,032
Longfor Group Holdings Ltd. (m)	14,732	23,583
LONGi Green Energy Technology Co. Ltd., Class A	3,080	9,945
Lufax Holding Ltd. (ADR)	1,551	4,762
Luxshare Precision Industry Co. Ltd., Class A	2,900	14,087
Luzhou Laojiao Co. Ltd., Class A	600	15,179
Mango Excellent Media Co. Ltd., Class A	2,200	7,817
Maxscend Microelectronics Co. Ltd., Class A	480	9,543
Meituan, Class B (m)*	44,906	471,000
Metallurgical Corp. of China Ltd., Class A	31,200	13,462
Microport Scientific Corp. (x)*	4,410	4,755
Ming Yang Smart Energy Group Ltd., Class A	3,700	6,542
Minth Group Ltd.	8,199	16,569
Montage Technology Co. Ltd., Class A	1,153	9,553
Muyuan Foods Co. Ltd., Class A	2,100	12,193
NARI Technology Co. Ltd., Class A	3,456	10,876
NAURA Technology Group Co. Ltd., Class A	600	20,787
NetEase, Inc.	16,805	302,591
New China Life Insurance Co. Ltd., Class A	3,400	14,924
New China Life Insurance Co. Ltd., Class H	6,085	11,860
New Hope Liuhe Co. Ltd., Class A*	6,100	8,016
New Oriental Education & Technology Group, Inc.*	12,047	85,240
Ninestar Corp., Class A	2,200	7,020
Ningbo Deye Technology Co. Ltd., Class A	1,080	12,776
Ningbo Tuopu Group Co. Ltd., Class A	2,800	29,018

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Ningxia Baofeng Energy Group Co. Ltd., Class A	5,600	$11,662
NIO, Inc. (ADR) (x)*	11,965	108,523
Nongfu Spring Co. Ltd., Class H (m)	17,805	102,951
Oppein Home Group, Inc., Class A	700	6,871
PDD Holdings, Inc. (ADR)*	5,291	774,126
People’s Insurance Co. Group of China Ltd. (The), Class A	19,700	13,444
People’s Insurance Co. Group of China Ltd. (The), Class H	57,390	17,639
PetroChina Co. Ltd., Class A	17,200	17,122
PetroChina Co. Ltd., Class H	177,786	117,484
Pharmaron Beijing Co. Ltd., Class A	1,350	5,516
PICC Property & Casualty Co. Ltd., Class H	55,754	66,261
Ping An Bank Co. Ltd., Class A	8,000	10,592
Ping An Healthcare and Technology Co. Ltd. (m)(x)*	4,122	9,375
Ping An Insurance Group Co. of China Ltd., Class A	5,600	31,821
Ping An Insurance Group Co. of China Ltd., Class H	58,217	263,555
Poly Developments and Holdings Group Co. Ltd., Class A	5,900	8,236
Poly Property Services Co. Ltd., Class H (m)	114,400	421,940
Pop Mart International Group Ltd. (m)	4,180	10,840
Postal Savings Bank of China Co. Ltd., Class A	16,600	10,182
Postal Savings Bank of China Co. Ltd., Class H (m)	68,063	32,513
Power Construction Corp. of China Ltd., Class A	35,800	24,684
Pylon Technologies Co. Ltd., Class A	244	3,647
Qifu Technology, Inc. (ADR), Class A	726	11,485
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,700	8,321
Rongsheng Petrochemical Co. Ltd., Class A	15,100	22,036
SAIC Motor Corp. Ltd., Class A	4,500	8,585
Sanan Optoelectronics Co. Ltd., Class A	7,800	15,232
Sany Heavy Equipment International Holdings Co. Ltd.	14,678	14,192
Sany Heavy Industry Co. Ltd., Class A	3,900	7,572
Satellite Chemical Co. Ltd., Class A*	4,505	9,369
SDIC Power Holdings Co. Ltd., Class A	9,900	18,398
Seres Group Co. Ltd., Class A*	1,300	13,967
SF Holding Co. Ltd., Class A	2,000	11,393
SG Micro Corp., Class A	1,170	14,684
Shaanxi Coal Industry Co. Ltd., Class A	7,400	21,797
Shandong Gold Mining Co. Ltd., Class H (m)	8,605	16,332
Shandong Gold Mining Co. Ltd., Class A	4,600	14,833
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,300	12,838
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	27,428	26,731
Shanghai Baosight Software Co. Ltd., Class A	2,880	19,817
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	163,939	356,914
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,800	6,353
Shanghai International Airport Co. Ltd., Class A*	2,700	12,479
Shanghai International Port Group Co. Ltd., Class A	15,900	10,985
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,180	10,501
Shanghai Pudong Development Bank Co. Ltd., Class A	16,900	15,775
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,740	5,135
Shanghai Rural Commercial Bank Co. Ltd., Class A	18,600	15,054
Shanxi Coking Coal Energy Group Co. Ltd., Class A	7,000	9,752
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	500	16,266
Shenwan Hongyuan Group Co. Ltd., Class A	18,200	11,394
Shenzhen Inovance Technology Co. Ltd., Class A	1,400	12,464
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	500	20,487
Shenzhen Transsion Holdings Co. Ltd., Class A	1,020	19,905
Shenzhou International Group Holdings Ltd.	78,185	805,030
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,900	9,433
Sichuan Chuantou Energy Co. Ltd., Class A	7,500	15,989
Sichuan Road and Bridge Group Co. Ltd., Class A	12,740	13,455
Silergy Corp.	2,576	41,967
Sinopharm Group Co. Ltd., Class H	196,976	515,869
Smoore International Holdings Ltd. (m)	12,083	10,058
StarPower Semiconductor Ltd., Class A	200	5,104
Sungrow Power Supply Co. Ltd., Class A	2,100	25,935
Sunny Optical Technology Group Co. Ltd.	6,110	55,439
Suzhou Maxwell Technologies Co. Ltd., Class A	480	8,765
TAL Education Group (ADR)*	4,182	52,819
TCL Technology Group Corp., Class A*	26,290	15,940
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	2,750	6,064
Tencent Holdings Ltd.	84,216	3,166,526
Tencent Music Entertainment Group (ADR)*	6,640	59,826
Tianqi Lithium Corp., Class A	2,700	21,239
Tingyi Cayman Islands Holding Corp.	16,474	20,085
Tongcheng Travel Holdings Ltd. (m)*	7,983	14,763
Tongwei Co. Ltd., Class A	2,200	7,764
Topsports International Holdings Ltd. (m)	14,871	11,579
TravelSky Technology Ltd., Class H	396,983	686,338
Trina Solar Co. Ltd., Class A	1,157	4,654

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Trip.com Group Ltd.*	4,812	$171,071
Tsingtao Brewery Co. Ltd., Class H	5,436	36,479
Tsingtao Brewery Co. Ltd., Class A	1,000	10,540
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	1,959	18,631
Uni-President China Holdings Ltd.	15,030	10,683
Unisplendour Corp. Ltd., Class A*	4,600	12,550
Vipshop Holdings Ltd. (ADR)*	3,654	64,895
Walvax Biotechnology Co. Ltd., Class A	1,800	5,967
Wanhua Chemical Group Co. Ltd., Class A	1,300	14,081
Want Want China Holdings Ltd.	36,211	21,888
Weibo Corp. (ADR)	19,329	211,653
Weichai Power Co. Ltd., Class H	286,768	478,895
Weichai Power Co. Ltd., Class A	5,400	10,393
Wens Foodstuffs Group Co. Ltd., Class A	4,700	13,294
Will Semiconductor Co. Ltd., Class A	1,505	22,644
Wingtech Technology Co. Ltd., Class A*	2,400	14,318
Wuliangye Yibin Co. Ltd., Class A	1,900	37,589
WuXi AppTec Co. Ltd., Class A	1,000	10,259
WuXi AppTec Co. Ltd., Class H (m)	3,043	30,962
Wuxi Biologics Cayman, Inc. (m)*	32,857	124,552
XCMG Construction Machinery Co. Ltd., Class A	19,500	15,012
Xiaomi Corp., Class B (m)*	135,608	270,921
Xinjiang Daqo New Energy Co. Ltd., Class A	3,122	13,017
Xinyi Solar Holdings Ltd.	39,532	23,086
XPeng, Inc., Class A (x)*	9,054	65,744
Xtep International Holdings Ltd.	9,813	5,542
Yadea Group Holdings Ltd. (m)	9,032	15,870
Yankuang Energy Group Co. Ltd., Class H	25,368	48,212
Yankuang Energy Group Co. Ltd., Class A	3,900	10,894
Yealink Network Technology Corp. Ltd., Class A	1,540	6,417
Yihai Kerry Arawana Holdings Co. Ltd., Class A	4,500	21,180
YongXing Special Materials Technology Co. Ltd., Class A	780	5,742
Yonyou Network Technology Co. Ltd., Class A	7,500	18,813
YTO Express Group Co. Ltd., Class A	4,500	7,798
Yuexiu Property Co. Ltd.	19,883	16,195
Yum China Holdings, Inc.	3,611	153,215
Yunnan Baiyao Group Co. Ltd., Class A	1,260	8,732
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	500	4,806
Yunnan Energy New Material Co. Ltd., Class A	900	7,210
Zai Lab Ltd.*	8,150	22,440
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	10,236
Zhaojin Mining Industry Co. Ltd., Class H	11,548	14,360
Zhejiang Chint Electrics Co. Ltd., Class A	5,400	16,378
Zhejiang Dahua Technology Co. Ltd., Class A	4,900	12,747
Zhejiang Expressway Co. Ltd., Class H	16,432	10,964
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,040	4,829
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	8,082
Zhejiang Leapmotor Technology Co. Ltd. (m)*	4,442	20,309
Zhejiang NHU Co. Ltd., Class A	3,120	7,461
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	4,400	18,240
ZhongAn Online P&C Insurance Co. Ltd., Class H (m)*	3,854	8,805
Zhongji Innolight Co. Ltd., Class A	800	12,736
Zhongsheng Group Holdings Ltd.	7,277	17,409
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,789	10,821
Zijin Mining Group Co. Ltd., Class A	9,400	16,514
Zijin Mining Group Co. Ltd., Class H	46,361	75,522
ZTE Corp., Class H	5,230	11,681
ZTE Corp., Class A	2,900	10,828
ZTO Express Cayman, Inc. (ADR)	3,785	80,545

		22,984,920

Colombia (1.3%)
Bancolombia SA	2,059	17,639
Bancolombia SA (Preference) (q)	3,654	28,211
Bancolombia SA (ADR)	23,954	737,065
Ecopetrol SA	528,524	319,132
Interconexion Electrica SA ESP	3,634	14,516

		1,116,563

Czech Republic (0.9%)
CEZ A/S	1,304	55,889
Komercni Banka A/S	22,385	725,188
Moneta Money Bank A/S (m)	4,651	19,466

		800,543

Egypt (0.1%)
Commercial International Bank – Egypt (CIB)	20,487	48,321
Eastern Co. SAE	27,018	24,524

		72,845

Greece (0.4%)
Alpha Services and Holdings SA*	18,515	31,457
Eurobank Ergasias Services and Holdings SA*	20,982	37,293
Hellenic Telecommunications Organization SA	1,630	23,213
JUMBO SA	1,066	29,561
Motor Oil Hellas Corinth Refineries SA	633	16,604
Mytilineos SA	987	39,988
National Bank of Greece SA*	6,874	47,732
OPAP SA	1,568	26,605
Piraeus Financial Holdings SA*	5,973	21,100
Public Power Corp. SA*	3,212	39,572

		313,125

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hong Kong (0.1%)
Kingboard Laminates Holdings Ltd.	8,240	$7,091
Nine Dragons Paper Holdings Ltd.*	13,664	6,737
Orient Overseas International Ltd.	986	13,764
Sino Biopharmaceutical Ltd.	84,712	37,645
Vinda International Holdings Ltd.	6,126	17,848

		83,085

Hungary (0.2%)
MOL Hungarian Oil & Gas plc	3,311	26,972
OTP Bank Nyrt.	2,131	97,055
Richter Gedeon Nyrt.	1,130	28,502

		152,529

India (13.3%)
ABB India Ltd.	452	25,393
Adani Enterprises Ltd.	1,467	50,225
Adani Green Energy Ltd.*	2,560	49,130
Adani Ports & Special Economic Zone Ltd.	4,268	52,539
Adani Power Ltd.*	6,234	39,342
Ambuja Cements Ltd.	4,814	30,135
APL Apollo Tubes Ltd.	1,471	27,167
Apollo Hospitals Enterprise Ltd.	813	55,729
Ashok Leyland Ltd.	12,751	27,819
Asian Paints Ltd.	3,435	140,449
Astral Ltd.	1,050	24,070
AU Small Finance Bank Ltd. (m)	1,720	16,275
Aurobindo Pharma Ltd.	2,672	34,807
Avenue Supermarts Ltd. (m)*	1,693	83,062
Axis Bank Ltd.	21,098	279,477
Bajaj Auto Ltd.	561	45,825
Bajaj Finance Ltd.	2,352	207,116
Bajaj Finserv Ltd.	3,952	80,062
Bajaj Holdings & Investment Ltd.	228	21,028
Balkrishna Industries Ltd.	625	19,292
Bandhan Bank Ltd. (m)	5,207	15,105
Bank of Baroda	8,875	24,648
Berger Paints India Ltd.	2,354	17,105
Bharat Electronics Ltd.	29,911	66,210
Bharat Forge Ltd.	2,069	30,790
Bharat Petroleum Corp. Ltd.	7,012	37,974
Bharti Airtel Ltd.	20,678	256,494
Britannia Industries Ltd.	876	56,198
CG Power & Industrial Solutions Ltd.	5,242	28,625
Cholamandalam Investment and Finance Co. Ltd.	3,318	50,232
Cipla Ltd.	5,287	79,184
Coal India Ltd.	12,450	56,255
Colgate-Palmolive India Ltd.	989	30,066
Container Corp. of India Ltd.	2,216	22,893
Cummins India Ltd.	1,204	28,416
Dabur India Ltd.	5,000	33,480
Divi’s Laboratories Ltd.	1,073	50,339
DLF Ltd.	5,001	43,655
Dr Reddy’s Laboratories Ltd.	941	65,564
Eicher Motors Ltd.	1,105	55,022
GAIL India Ltd.	18,839	36,698
Godrej Consumer Products Ltd.	3,305	44,928
Godrej Properties Ltd.*	1,011	24,461
Grasim Industries Ltd.	2,123	54,464
Havells India Ltd.	2,025	33,289
HCL Technologies Ltd.	8,150	143,591
HDFC Asset Management Co. Ltd. (m)	742	28,578
HDFC Bank Ltd.	25,151	516,614
HDFC Bank Ltd. (ADR)	10,329	693,179
HDFC Life Insurance Co. Ltd. (m)	9,843	76,495
Hero MotoCorp Ltd.	888	44,174
Hindalco Industries Ltd.	10,862	80,257
Hindustan Aeronautics Ltd. (m)	1,774	59,777
Hindustan Petroleum Corp. Ltd.*	5,664	27,151
Hindustan Unilever Ltd.	7,644	244,710
ICICI Bank Ltd.	45,827	548,842
ICICI Bank Ltd. (ADR)	27,031	644,419
ICICI Lombard General Insurance Co. Ltd. (m)	1,944	33,176
ICICI Prudential Life Insurance Co. Ltd. (m)	2,904	18,665
IDFC First Bank Ltd.*	28,209	30,137
Indian Hotels Co. Ltd., Class A	7,274	38,318
Indian Oil Corp. Ltd.	22,823	35,614
Indian Railway Catering & Tourism Corp. Ltd.	1,939	20,680
Indraprastha Gas Ltd.	3,018	15,173
IndusInd Bank Ltd.	2,542	48,844
Info Edge India Ltd.	573	35,394
Infosys Ltd.	29,405	545,210
InterGlobe Aviation Ltd. (m)*	1,165	41,540
ITC Ltd.	27,117	150,585
Jindal Steel & Power Ltd.	3,297	29,640
Jio Financial Services Ltd.*	26,609	74,490
JSW Steel Ltd.	5,842	61,798
Jubilant Foodworks Ltd.	3,199	21,722
Kotak Mahindra Bank Ltd.	9,432	216,277
Larsen & Toubro Ltd.	6,137	260,042
LTIMindtree Ltd. (m)	765	57,871
Lupin Ltd.	1,767	28,092
Macrotech Developers Ltd. (m)	2,132	26,224
Mahindra & Mahindra Ltd.	8,816	183,220
Marico Ltd.	4,174	27,513
Maruti Suzuki India Ltd.	1,173	145,224
Max Healthcare Institute Ltd.	6,705	55,295
Mphasis Ltd.	683	22,487
MRF Ltd.	15	23,358
Muthoot Finance Ltd.	1,078	19,125
Nestle India Ltd.	335	107,006
NTPC Ltd.	39,087	146,153
Oil & Natural Gas Corp. Ltd.	27,150	66,901
One 97 Communications Ltd.*	1,963	14,990
Page Industries Ltd.	50	23,141
Persistent Systems Ltd.	442	39,250
Petronet LNG Ltd.	6,061	16,217
PI Industries Ltd.	613	25,900
Pidilite Industries Ltd.	1,232	40,198
Polycab India Ltd.	398	26,233
Power Finance Corp. Ltd.	15,967	73,413
Power Grid Corp. of India Ltd.	41,114	117,195
REC Ltd.	10,292	51,062
Reliance Industries Ltd.	26,946	837,050
Samvardhana Motherson International Ltd.	31,247	38,283
SBI Cards & Payment Services Ltd.	3,551	32,417
SBI Life Insurance Co. Ltd. (m)	4,679	80,553

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Shree Cement Ltd.	87	$29,957
Shriram Finance Ltd.	2,489	61,416
Siemens Ltd.	769	37,193
Sona Blw Precision Forgings Ltd. (m)	3,537	27,394
SRF Ltd.	1,198	35,693
State Bank of India	16,309	125,835
Sun Pharmaceutical Industries Ltd.	8,901	134,718
Supreme Industries Ltd.	552	30,136
Suzlon Energy Ltd.*	78,004	35,808
Tata Communications Ltd.	1,008	21,444
Tata Consultancy Services Ltd.	8,165	372,211
Tata Consumer Products Ltd.	4,468	58,354
Tata Elxsi Ltd.	277	29,138
Tata Motors Ltd., Class A	4,046	25,249
Tata Motors Ltd.	16,096	150,865
Tata Power Co. Ltd. (The)	11,620	46,382
Tata Steel Ltd.	70,152	117,688
Tech Mahindra Ltd.	4,625	70,734
Titan Co. Ltd.	3,297	145,624
Torrent Pharmaceuticals Ltd.	821	22,747
Trent Ltd.	1,465	53,783
Tube Investments of India Ltd.	906	38,560
TVS Motor Co. Ltd.	1,825	44,429
UltraTech Cement Ltd.	984	124,198
United Spirits Ltd.	2,349	31,552
UPL Ltd.	3,943	27,826
Varun Beverages Ltd.	3,880	57,673
Vedanta Ltd.	6,008	18,667
Wipro Ltd.	11,040	62,528
Yes Bank Ltd.*	91,112	23,486
Zomato Ltd.*	45,644	67,851

		11,789,639

Indonesia (2.7%)
Adaro Energy Indonesia Tbk. PT	127,572	19,719
Amman Mineral Internasional PT*	57,619	24,512
Aneka Tambang Tbk.	117,063	12,963
Astra International Tbk. PT	183,159	67,211
Bank Central Asia Tbk. PT	490,973	299,743
Bank Mandiri Persero Tbk. PT	328,096	128,920
Bank Negara Indonesia Persero Tbk. PT	120,140	41,940
Bank Rakyat Indonesia Persero Tbk. PT	2,668,936	992,379
Barito Pacific Tbk. PT	278,094	24,022
Charoen Pokphand Indonesia Tbk. PT	64,683	21,110
GoTo Gojek Tokopedia Tbk. PT, Class A*	7,156,883	39,975
Indah Kiat Pulp & Paper Tbk. PT	22,387	12,104
Indofood CBP Sukses Makmur Tbk. PT	22,879	15,714
Indofood Sukses Makmur Tbk. PT	1,153,088	483,043
Kalbe Farma Tbk. PT	184,272	19,269
Merdeka Copper Gold Tbk. PT*	99,426	17,435
Sarana Menara Nusantara Tbk. PT	236,208	15,188
Sumber Alfaria Trijaya Tbk. PT	177,863	33,847
Telkom Indonesia Persero Tbk. PT	432,651	110,994
Unilever Indonesia Tbk. PT	67,686	15,518
United Tractors Tbk. PT	14,428	21,201

		2,416,807

Kuwait (0.5%)
Agility Public Warehousing Co. KSC*	11,894	19,704
Boubyan Bank KSCP	11,208	21,887
Gulf Bank KSCP	15,156	13,861
Kuwait Finance House KSCP	73,117	172,768
Mabanee Co. KPSC	5,385	14,775
Mobile Telecommunications Co. KSCP	17,706	29,217
National Bank of Kuwait SAKP	70,298	204,545

		476,757

Luxembourg (0.0%)†
Reinet Investments SCA	1,110	28,290

Malaysia (1.0%)
AMMB Holdings Bhd.	19,972	17,429
Axiata Group Bhd.	25,967	13,450
Celcomdigi Bhd.	39,934	35,458
CIMB Group Holdings Bhd.	56,596	72,054
Dialog Group Bhd.	30,371	13,682
Genting Bhd.	16,499	16,589
Genting Malaysia Bhd.	23,476	13,743
Hong Leong Bank Bhd.	7,591	31,223
IHH Healthcare Bhd.	21,971	28,832
Inari Amertron Bhd.	22,380	14,660
IOI Corp. Bhd.	19,549	16,720
Kuala Lumpur Kepong Bhd.	3,372	16,012
Malayan Banking Bhd.	46,826	90,595
Malaysia Airports Holdings Bhd.	10,965	17,563
Maxis Bhd.	18,034	15,110
MISC Bhd.	10,465	16,603
MR DIY Group M Bhd. (m)	33,669	10,625
Nestle Malaysia Bhd.	550	14,076
Petronas Chemicals Group Bhd.	23,324	36,344
Petronas Dagangan Bhd.	3,152	14,981
Petronas Gas Bhd.	9,344	35,383
PPB Group Bhd.	4,905	15,457
Press Metal Aluminium Holdings Bhd.	30,517	31,945
Public Bank Bhd.	124,755	116,474
QL Resources Bhd.	14,764	18,347
RHB Bank Bhd.	14,181	16,820
Sime Darby Bhd.	29,543	15,109
Sime Darby Plantation Bhd.	17,851	17,327
Telekom Malaysia Bhd.	13,795	16,662
Tenaga Nasional Bhd.	23,207	50,707

		839,980

Mexico (2.9%)
Alfa SAB de CV, Class A	26,520	21,224
America Movil SAB de CV	164,538	152,513
Arca Continental SAB de CV	4,520	49,235
Banco del Bajio SA (m)	6,601	22,041
Cemex SAB de CV*	136,177	105,936
Coca-Cola Femsa SAB de CV	4,244	40,296
Fibra Uno Administracion SA de CV (REIT)	24,588	44,163
Fomento Economico Mexicano SAB de CV	16,668	217,378
Gruma SAB de CV, Class B	1,820	33,306
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	2,528	26,736
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,282	57,567
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,628	47,839
Grupo Bimbo SAB de CV, Class A	12,149	61,428

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Grupo Carso SAB de CV (x)	4,856	$54,111
Grupo Financiero Banorte SAB de CV, Class O	101,006	1,017,733
Grupo Financiero Inbursa SAB de CV, Class O*	19,184	52,544
Grupo Mexico SAB de CV	27,201	151,183
Industrias Penoles SAB de CV (x)*	1,546	22,552
Kimberly-Clark de Mexico SAB de CV, Class A	13,414	30,057
Operadora De Sites Mexicanos SAB de CV, Class A-1 (x)	13,565	19,020
Orbia Advance Corp. SAB de CV (x)	8,999	19,921
Prologis Property Mexico SA de CV (REIT)	6,129	29,055
Promotora y Operadora de Infraestructura SAB de CV	1,850	19,965
Southern Copper Corp.	687	59,130
Wal-Mart de Mexico SAB de CV	44,891	188,727

		2,543,660

Peru (0.1%)
Cia de Minas Buenaventura SAA (ADR)	2,366	36,058
Credicorp Ltd.	578	86,659

		122,717

Philippines (0.4%)
Ayala Corp.	3,097	38,087
Ayala Land, Inc.	63,229	39,336
Bank of the Philippine Islands	16,379	30,702
BDO Unibank, Inc.	18,767	44,228
International Container Terminal Services, Inc.	11,430	50,942
JG Summit Holdings, Inc.	38,365	26,431
Metropolitan Bank & Trust Co.	15,354	14,224
PLDT, Inc.	859	19,840
SM Investments Corp.	2,687	42,313
SM Prime Holdings, Inc.	98,339	58,426
Universal Robina Corp.	8,243	17,595

		382,124

Poland (0.7%)
Allegro.eu SA (m)*	3,650	30,913
Bank Polska Kasa Opieki SA	2,082	80,454
CD Projekt SA	561	16,396
Dino Polska SA (m)*	396	46,366
KGHM Polska Miedz SA	1,393	43,439
LPP SA	9	37,032
mBank SA*	183	24,882
ORLEN SA	5,334	88,793
PGE Polska Grupa Energetyczna SA*	11,666	25,729
Powszechna Kasa Oszczednosci Bank Polski SA*	7,831	100,148
Powszechny Zaklad Ubezpieczen SA	5,218	62,686
Santander Bank Polska SA	306	38,091

		594,929

Qatar (0.6%)
Barwa Real Estate Co.	33,504	26,511
Commercial Bank PSQC (The)	25,888	42,305
Dukhan Bank	16,278	17,870
Industries Qatar QSC	13,744	48,695
Masraf Al Rayan QSC	50,968	36,284
Mesaieed Petrochemical Holding Co.	46,863	22,781
Ooredoo QPSC	4,608	13,795
Qatar Electricity & Water Co. QSC	5,127	25,459
Qatar Fuel QSC	5,099	22,897
Qatar Gas Transport Co. Ltd.	27,866	26,481
Qatar International Islamic Bank QSC	8,410	24,345
Qatar Islamic Bank SAQ	13,912	79,857
Qatar National Bank QPSC	39,576	174,456

		561,736

Romania (0.1%)
NEPI Rockcastle NV*	6,189	42,759

Russia (0.0%)
Gazprom PJSC (r)*	80,604	—
LUKOIL PJSC (r)*	2,799	—
Magnit PJSC (r)*	1,475	—
MMC Norilsk Nickel PJSC (ADR) (r)*	4,277	—
Mobile TeleSystems PJSC (r)*	26,722	—
Novatek PJSC (GDR) (m)(r)*	780	—
Novolipetsk Steel PJSC (r)*	12,566	—
PhosAgro PJSC (GDR) (m)(r)*	4,890	—
Rosneft Oil Co. PJSC (r)*	8,744	—
Sberbank of Russia PJSC (r)*	73,260	—
Severstal PAO (GDR) (m)(r)*	1,815	—
Surgutneftegas PJSC (ADR) (r)*	7,330	—
Tatneft PJSC (ADR) (r)*	1,723	—
VTB Bank PJSC (r)*	110,628,000	—
Yandex NV, Class A (r)*	2,060	—

		—

South Africa (3.2%)
Absa Group Ltd.	7,635	68,330
Anglo American Platinum Ltd.	507	26,719
Aspen Pharmacare Holdings Ltd.	4,119	45,823
Bid Corp. Ltd.	3,037	70,834
Bidvest Group Ltd. (The)	2,243	30,935
Capitec Bank Holdings Ltd.	746	82,639
Clicks Group Ltd.	1,829	32,567
Discovery Ltd.	3,986	31,308
Exxaro Resources Ltd.	2,006	22,424
FirstRand Ltd.	215,987	867,963
Gold Fields Ltd.	7,581	115,121
Harmony Gold Mining Co. Ltd.	4,617	30,184
Impala Platinum Holdings Ltd.	7,991	39,871
Kumba Iron Ore Ltd.	596	20,031
MTN Group Ltd.	14,080	88,902
Naspers Ltd., Class N	1,648	281,806
Nedbank Group Ltd.	4,331	51,195
Ninety One Ltd.	163,202	383,370
Northam Platinum Holdings Ltd.	2,662	20,436
Old Mutual Ltd.	35,801	25,560
OUTsurance Group Ltd.	8,829	20,368
Pepkor Holdings Ltd. (m)	21,971	23,577
Remgro Ltd.	3,981	35,361
Sanlam Ltd.	18,533	73,757
Sasol Ltd.	4,588	46,473
Shoprite Holdings Ltd.	4,620	69,467
Sibanye Stillwater Ltd.	27,853	37,914
Standard Bank Group Ltd.	11,505	130,884
Vodacom Group Ltd.	6,142	35,591

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Woolworths Holdings Ltd.	7,787	$30,735

		2,840,145

South Korea (11.7%)
Amorepacific Corp.*	217	24,431
Celltrion Healthcare Co. Ltd.*	924	64,953
Celltrion Pharm, Inc.*	377	26,986
Celltrion, Inc.	947	148,164
CJ CheilJedang Corp.	56	14,088
CJ Corp.*	2,975	218,060
Cosmax, Inc.*	8,445	828,828
CosmoAM&T Co. Ltd.*	208	23,789
Coway Co. Ltd.*	373	16,566
DB Insurance Co. Ltd.*	311	20,212
Doosan Bobcat, Inc.	386	15,106
Doosan Enerbility Co. Ltd.*	4,199	51,840
Ecopro BM Co. Ltd.*	452	101,076
Ecopro Co. Ltd.*	173	86,910
F&F Co. Ltd.*	376	26,042
GS Holdings Corp.*	417	13,243
Hana Financial Group, Inc.	2,776	93,546
Hankook Tire & Technology Co. Ltd.*	502	17,696
Hanmi Pharm Co. Ltd.*	63	17,243
Hanmi Semiconductor Co. Ltd.*	421	20,169
Hanon Systems	3,857	21,832
Hanwha Aerospace Co. Ltd.*	306	29,581
Hanwha Ocean Co. Ltd.*	855	16,663
Hanwha Solutions Corp.*	753	23,095
HD Hyundai Co. Ltd.	320	15,728
HD Hyundai Heavy Industries Co. Ltd.*	144	14,423
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.*	372	34,921
HLB, Inc.*	1,119	44,051
HMM Co. Ltd.*	2,351	35,742
Hotel Shilla Co. Ltd.*	215	10,918
HYBE Co. Ltd.*	224	40,612
Hyundai Engineering & Construction Co. Ltd.*	526	14,254
Hyundai Glovis Co. Ltd.*	127	18,884
Hyundai Mipo Dockyard Co. Ltd.*	237	15,623
Hyundai Mobis Co. Ltd.	515	94,771
Hyundai Motor Co.	1,190	188,031
Hyundai Motor Co. (Preference) (Korea Stock Exchange) (q)	246	21,813
Hyundai Motor Co. (Preference) (OTC US Exchange) (q)	166	14,629
Hyundai Steel Co.*	585	16,579
Industrial Bank of Korea*	1,761	16,217
JYP Entertainment Corp.*	247	19,428
Kakao Corp.*	2,876	121,257
KakaoBank Corp.*	1,644	36,380
Kakaopay Corp.*	365	13,972
Kangwon Land, Inc.*	2,090	25,965
KB Financial Group, Inc.	3,562	149,627
Kia Corp.*	2,302	178,741
Korea Aerospace Industries Ltd.*	507	19,683
Korea Electric Power Corp.*	2,726	40,004
Korea Investment Holdings Co. Ltd.*	282	13,422
Korea Zinc Co. Ltd.	73	28,227
Korean Air Lines Co. Ltd.*	1,982	36,781
Krafton, Inc.*	251	37,731
KT Corp.*	747	19,952
KT&G Corp.	899	60,659
Kum Yang Co. Ltd.*	282	23,911
Kumho Petrochemical Co. Ltd.*	123	12,693
L&F Co. Ltd.*	200	31,679
LG Chem Ltd.*	423	163,892
LG Chem Ltd. (Preference) (q)*	55	13,281
LG Corp.*	944	62,963
LG Display Co. Ltd.*	1,567	15,501
LG Electronics, Inc.*	850	67,187
LG Energy Solution Ltd.*	406	134,766
LG H&H Co. Ltd.*	80	22,051
LG Innotek Co. Ltd.*	96	17,852
LG Uplus Corp.	1,446	11,486
Lotte Chemical Corp.*	200	23,791
Meritz Financial Group, Inc.*	1,061	48,688
Mirae Asset Securities Co. Ltd.*	1,943	11,511
NAVER Corp.	1,125	195,667
NCSoft Corp.*	147	27,451
Netmarble Corp. (m)*	467	21,067
NH Investment & Securities Co. Ltd.*	1,358	10,892
Orion Corp.*	161	14,514
Pearl Abyss Corp.*	482	14,502
Posco DX Co. Ltd.*	470	27,078
POSCO Future M Co. Ltd.*	267	74,426
POSCO Holdings, Inc.	651	252,484
Posco International Corp.*	468	22,675
Samsung Biologics Co. Ltd. (m)*	146	86,156
Samsung C&T Corp.*	707	71,090
Samsung Electro-Mechanics Co. Ltd.*	486	57,811
Samsung Electronics Co. Ltd.	62,354	3,800,597
Samsung Electronics Co. Ltd. (Preference) (q)	7,283	352,303
Samsung Engineering Co. Ltd.*	1,058	23,823
Samsung Fire & Marine Insurance Co. Ltd.*	264	53,911
Samsung Heavy Industries Co. Ltd.*	5,732	34,493
Samsung Life Insurance Co. Ltd.*	603	32,353
Samsung SDI Co. Ltd.*	471	172,616
Samsung SDS Co. Ltd.*	334	44,087
Samsung Securities Co. Ltd.*	423	12,645
Shinhan Financial Group Co. Ltd.	4,230	131,869
SK Biopharmaceuticals Co. Ltd.*	274	21,360
SK Bioscience Co. Ltd.*	456	25,493
SK Hynix, Inc.	4,784	525,612
SK IE Technology Co. Ltd. (m)*	254	15,561
SK Innovation Co. Ltd.*	598	65,144
SK Square Co. Ltd.*	912	37,248
SK Telecom Co. Ltd.	484	18,828
SK, Inc.	283	39,113
SKC Co. Ltd.*	421	29,616
S-Oil Corp.	304	16,429
Woori Financial Group, Inc.	4,526	45,685
Yuhan Corp.*	382	20,407

		10,375,402

Taiwan (18.5%)
Accton Technology Corp.	5,128	87,387
Acer, Inc.	20,895	36,629
Advantech Co. Ltd.	4,455	53,999
Alchip Technologies Ltd.	655	69,895

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
ASE Technology Holding Co. Ltd.	287,905	$1,266,424
Asia Cement Corp.	15,725	21,238
Asustek Computer, Inc.	6,027	96,128
AUO Corp.*	66,949	39,593
Catcher Technology Co. Ltd.	4,883	30,866
Cathay Financial Holding Co. Ltd.	82,317	122,709
Chailease Holding Co. Ltd.	15,407	96,888
Chang Hwa Commercial Bank Ltd.	46,882	27,344
Cheng Shin Rubber Industry Co. Ltd.	13,228	19,352
China Airlines Ltd.	22,757	16,053
China Development Financial Holding Corp.*	126,364	51,673
China Steel Corp.	107,475	94,551
Chunghwa Telecom Co. Ltd.	33,116	129,484
Compal Electronics, Inc.	47,199	61,285
CTBC Financial Holding Co. Ltd.	161,946	149,596
Delta Electronics, Inc.	16,695	170,537
E Ink Holdings, Inc.	6,440	41,338
E.Sun Financial Holding Co. Ltd.	125,720	105,687
Eclat Textile Co. Ltd.	1,360	24,904
eMemory Technology, Inc.	708	56,519
Eva Airways Corp.	20,580	21,089
Evergreen Marine Corp. Taiwan Ltd.	7,982	37,322
Far Eastern New Century Corp.	34,411	34,982
Far EasTone Telecommunications Co. Ltd.	11,429	29,717
Feng TAY Enterprise Co. Ltd.	87,650	499,788
First Financial Holding Co. Ltd.	99,695	89,006
Formosa Chemicals & Fibre Corp.	33,062	67,114
Formosa Petrochemical Corp.	8,146	21,420
Formosa Plastics Corp.	32,974	85,093
Fubon Financial Holding Co. Ltd.	72,298	152,650
Gigabyte Technology Co. Ltd.	4,417	38,283
Global Unichip Corp.	752	42,635
Globalwafers Co. Ltd.	2,457	46,994
Hon Hai Precision Industry Co. Ltd.	263,383	896,809
Hotai Motor Co. Ltd.	2,895	66,879
Hua Nan Financial Holdings Co. Ltd.	78,642	57,270
Innolux Corp.*	79,951	37,253
Inventec Corp.	19,884	34,208
Largan Precision Co. Ltd.	926	86,594
Lite-On Technology Corp.	17,592	67,065
MediaTek, Inc.	49,450	1,635,416
Mega Financial Holding Co. Ltd.	96,330	123,039
Micro-Star International Co. Ltd.	157,015	1,043,680
momo.com, Inc.	930	15,424
Nan Ya Plastics Corp.	39,721	86,067
Nan Ya Printed Circuit Board Corp.	1,596	13,079
Nanya Technology Corp.	8,913	22,652
Nien Made Enterprise Co. Ltd.	1,191	13,699
Novatek Microelectronics Corp.	4,946	83,318
Pegatron Corp.	21,877	62,230
PharmaEssentia Corp.*	1,651	18,613
Pou Chen Corp.	17,200	17,317
Powerchip Semiconductor Manufacturing Corp.	20,672	19,836
President Chain Store Corp.	5,487	48,183
Quanta Computer, Inc.	23,573	172,436
Realtek Semiconductor Corp.	4,073	62,574
Ruentex Development Co. Ltd.*	17,227	21,190
Shanghai Commercial & Savings Bank Ltd. (The)	34,168	52,103
Shin Kong Financial Holding Co. Ltd.*	136,202	39,276
SinoPac Financial Holdings Co. Ltd.	98,441	63,188
Synnex Technology International Corp.	9,642	22,055
Taishin Financial Holding Co. Ltd.	94,427	55,689
Taiwan Business Bank	52,631	23,494
Taiwan Cement Corp.	60,564	68,772
Taiwan Cooperative Financial Holding Co. Ltd.	85,833	74,673
Taiwan High Speed Rail Corp.	14,761	14,766
Taiwan Mobile Co. Ltd.	15,213	48,875
Taiwan Semiconductor Manufacturing Co. Ltd.	303,037	5,855,263
Unimicron Technology Corp.	11,840	67,898
Uni-President Enterprises Corp.	256,482	622,600
United Microelectronics Corp.	101,617	174,160
Vanguard International Semiconductor Corp.	6,358	16,884
Voltronic Power Technology Corp.	748	41,677
Walsin Lihwa Corp.	28,451	35,830
Wan Hai Lines Ltd.	12,838	23,007
Winbond Electronics Corp.	21,485	21,317
Wistron Corp.	22,536	72,402
Wiwynn Corp.	1,014	60,297
WPG Holdings Ltd.	11,581	30,792
Yageo Corp.	3,172	61,703
Yang Ming Marine Transport Corp.	15,133	25,295
Yuanta Financial Holding Co. Ltd.	87,313	78,521
Zhen Ding Technology Holding Ltd.	4,897	17,392

		16,408,932

Thailand (2.5%)
Advanced Info Service PCL	10,424	66,271
Airports of Thailand PCL	37,552	65,736
Asset World Corp. PCL	131,220	13,686
Bangkok Dusit Medical Services PCL, Class F	97,473	79,246
Bangkok Expressway & Metro PCL	67,101	15,629
Banpu PCL	79,721	15,882
Bumrungrad Hospital PCL	5,224	33,977
Central Pattana PCL	17,696	36,032
Central Retail Corp. PCL	15,853	19,043
Charoen Pokphand Foods PCL	33,954	19,497
CP ALL PCL	51,162	83,940
CP Axtra PCL	18,541	14,667
Delta Electronics Thailand PCL (x)	27,324	70,446
Energy Absolute PCL	14,707	19,066
Global Power Synergy PCL, Class F	10,688	15,187
Gulf Energy Development PCL	25,702	33,509
Home Product Center PCL	51,855	17,775
Indorama Ventures PCL	17,496	13,968
Intouch Holdings PCL, Class F	8,429	17,657
Kasikornbank PCL	106,490	421,187
Krung Thai Bank PCL	30,615	16,504
Krungthai Card PCL (x)	12,699	16,184
Minor International PCL	27,972	24,176
PTT Exploration & Production PCL	150,778	660,406
PTT Global Chemical PCL	186,654	210,538
PTT Oil & Retail Business PCL	27,465	15,369
PTT PCL	87,053	91,178

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SCB X PCL	7,376	$22,582
SCG Packaging PCL	14,949	15,767
Siam Cement PCL (The)	6,834	61,267
Thai Oil PCL	12,497	19,680
TMBThanachart Bank PCL	336,885	16,483
True Corp. PCL	90,825	13,438

		2,255,973

Turkey (0.4%)
Akbank TAS	25,213	31,246
Aselsan Elektronik Sanayi ve Ticaret A/S	11,792	17,999
BIM Birlesik Magazalar A/S	5,030	51,335
Eregli Demir ve Celik Fabrikalari TAS*	11,314	15,741
Ford Otomotiv Sanayi A/S	709	17,792
Haci Omer Sabanci Holding A/S	8,743	17,935
Hektas Ticaret TAS*	9,732	6,638
KOC Holding A/S	6,608	31,797
Koza Altin Isletmeleri A/S	11,614	7,697
Pegasus Hava Tasimaciligi A/S*	577	12,717
Sasa Polyester Sanayi A/S*	8,803	10,885
Tofas Turk Otomobil Fabrikasi A/S	1,594	11,359
Turk Hava Yollari AO*	4,461	34,606
Turkcell Iletisim Hizmetleri A/S	11,528	21,946
Turkiye Is Bankasi A/S, Class C	28,283	22,420
Turkiye Petrol Rafinerileri A/S	7,175	34,817
Turkiye Sise ve Cam Fabrikalari A/S	11,139	17,320
Yapi ve Kredi Bankasi A/S	30,053	19,927

		384,177

United Arab Emirates (0.9%)
Abu Dhabi Commercial Bank PJSC	25,127	62,805
Abu Dhabi Islamic Bank PJSC	12,467	34,352
Abu Dhabi National Oil Co. for Distribution PJSC	26,817	27,016
Aldar Properties PJSC	33,061	48,159
Americana Restaurants International plc	22,450	19,132
Dubai Islamic Bank PJSC	24,854	38,708
Emaar Properties PJSC	56,887	122,673
Emirates NBD Bank PJSC	16,262	76,600
Emirates Telecommunications Group Co. PJSC	32,256	172,489
First Abu Dhabi Bank PJSC	37,922	144,140
Multiply Group PJSC*	46,053	39,874

		785,948

United Kingdom (0.1%)
Anglogold Ashanti plc	4,104	79,289
Pepco Group NV (m)*	1,720	11,392

		90,681

United States (0.1%)
JBS SA	6,207	31,957
Legend Biotech Corp. (ADR)*	645	38,810
Parade Technologies Ltd.	539	21,075

		91,842

Total Common Stocks (97.5%) (Cost $89,266,344)		86,356,416

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 2/5/24*	26	$107

Taiwan (0.0%)†
Mega Financial Holding Co. Ltd., expiring 1/24/24*	2,006	405

Total Rights (0.0%)† (Cost $–)		512

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.6%)
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	629,079	629,079
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	27,270	27,270
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	732,675	733,262

Total Investment Companies		1,389,611

Total Short-Term Investments (1.6%) (Cost $1,389,376)		1,389,611

Total Investments in Securities (99.1%) (Cost $90,655,720)		87,746,539
Other Assets Less Liabilities (0.9%)		824,285

Net Assets (100%)		$88,570,824

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $3,734,868 or 4.2% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $736,121. This was collateralized by $119,809 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 1/15/24 - 8/15/53 and by cash of $656,349 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	23	3/2024	USD	1,188,755	42,703

					42,703

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$2,638,201	$4,261,240	$—		$6,899,441
Chile	596,058	304,809	—		900,867
China	2,195,436	20,789,484	—		22,984,920
Colombia	737,065	379,498	—		1,116,563
Czech Republic	—	800,543	—		800,543
Egypt	—	72,845	—		72,845
Greece	—	313,125	—		313,125
Hong Kong	—	83,085	—		83,085
Hungary	—	152,529	—		152,529
India	1,337,598	10,452,041	—		11,789,639
Indonesia	—	2,416,807	—		2,416,807
Kuwait	—	476,757	—		476,757
Luxembourg	—	28,290	—		28,290
Malaysia	—	839,980	—		839,980
Mexico	2,543,660	—	—		2,543,660
Peru	122,717	—	—		122,717
Philippines	—	382,124	—		382,124
Poland	—	594,929	—		594,929
Qatar	—	561,736	—		561,736
Romania	—	42,759	—		42,759
Russia	—	—	—	(a)	—	(a)
South Africa	—	2,840,145	—		2,840,145
South Korea	—	10,375,402	—		10,375,402
Taiwan	—	16,408,932	—		16,408,932
Thailand	—	2,255,973	—		2,255,973
Turkey	—	384,177	—		384,177
United Arab Emirates	—	785,948	—		785,948
United Kingdom	—	90,681	—		90,681
United States	38,810	53,032	—		91,842
Futures	42,703	—	—		42,703

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Brazil	$—	$107	$—	$107
Taiwan	—	405	—	405
Short-Term Investments
Investment Companies	1,389,611	—	—	1,389,611

Total Assets	$11,641,859	$76,147,383	$—	$87,789,242

Total Liabilities	$—	$—	$—	$—

Total	$11,641,859	$76,147,383	$—	$87,789,242

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$42,703	*

Total		$42,703

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(41,418)	$(41,418)

Total	$(41,418)	$(41,418)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$62,816	$62,816

Total	$62,816	$62,816

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$1,240,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,418,221
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,631,854

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,888,934
Aggregate gross unrealized depreciation	(15,652,178)

Net unrealized depreciation	$(3,763,244)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$91,552,486

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $90,655,720)	$87,746,539
Cash	1,428,001
Foreign cash (Cost $91,326)	92,303
Cash held as collateral at broker for futures	33,954
Dividends, interest and other receivables	220,328
Receivable for Portfolio shares sold	31,810
Securities lending income receivable	2,340
Due from broker for futures variation margin	1,159
Other assets	391

Total assets	89,556,825

LIABILITIES
Payable for return of collateral on securities loaned	656,349
Accrued India taxes	181,221
Investment management fees payable	29,251
Payable for Portfolio shares repurchased	13,943
Distribution fees payable – Class IB	9,555
Administrative fees payable	9,406
Accrued expenses	86,276

Total liabilities	986,001

Commitments and contingent liabilities^
NET ASSETS	$88,570,824

Net assets were comprised of:
Paid in capital	$93,399,792
Total distributable earnings (loss)	(4,828,968)

Net assets	$88,570,824

Class IB
Net asset value, offering and redemption price per share, $46,928,931 / 5,342,769 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.78

Class K
Net asset value, offering and redemption price per share, $41,641,893 / 4,739,822 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.79

(x)	Includes value of securities on loan of $736,121.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $324,266 foreign withholding tax)	$2,549,231
Interest	56,834
Securities lending (net)	12,336

Total income	2,618,401

EXPENSES
Investment management fees	575,904
Custodian fees	212,600
Distribution fees – Class IB	106,764
Administrative fees	105,200
Professional fees	72,036
Printing and mailing expenses	20,208
Trustees’ fees	2,856
Miscellaneous	10,949

Gross expenses	1,106,517
Less: Waiver from investment manager	(217,993)

Net expenses	888,524

NET INVESTMENT INCOME (LOSS)	1,729,877

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $48 on realized gain on investments)	(879,527)
Futures contracts	(41,418)
Foreign currency transactions	(44,032)

Net realized gain (loss)	(964,977)

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $181,221 on unrealized appreciation on investments)	7,379,121
Futures contracts	62,816
Foreign currency translations	3,541

Net change in unrealized appreciation (depreciation)	7,445,478

NET REALIZED AND UNREALIZED GAIN (LOSS)	6,480,501

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,210,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,729,877	$1,815,455
Net realized gain (loss)	(964,977)	4,000,593
Net change in unrealized appreciation (depreciation)	7,445,478	(20,461,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,210,378	(14,645,126)

Distributions to shareholders:
Class IB	(1,115,654)	(2,822,885)
Class K	(1,091,537)	(2,854,325)

Total distributions to shareholders	(2,207,191)	(5,677,210)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,140,015 and 1,010,652 shares, respectively ]	9,747,691	9,366,775
Capital shares issued in reinvestment of dividends and distributions [ 131,567 and 341,474 shares, respectively ]	1,115,654	2,822,885
Capital shares repurchased [ (682,891) and (523,933) shares , respectively]	(5,808,477)	(4,833,668)

Total Class IB transactions	5,054,868	7,355,992

Class K
Capital shares sold [ 332,181 and 1,110,049 shares, respectively ]	2,829,858	10,425,313
Capital shares issued in reinvestment of dividends and distributions [ 128,658 and 345,232 shares, respectively ]	1,091,537	2,854,325
Capital shares repurchased [ (359,615) and (299,995) shares , respectively]	(3,069,545)	(2,762,056)

Total Class K transactions	851,850	10,517,582

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	5,906,718	17,873,574

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,909,905	(2,448,762)
NET ASSETS:
Beginning of year	76,660,919	79,109,681

End of year	$88,570,824	$76,660,919

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021	2020		2019
Net asset value, beginning of year	$8.16	$10.68	$11.16	$10.02		$8.62

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.21	0.13	0.08	(aa)	0.17
Net realized and unrealized gain (loss)	0.67	(2.09)	(0.19)	1.30		1.38

Total from investment operations	0.84	(1.88)	(0.06)	1.38		1.55

Less distributions:
Dividends from net investment income	(0.22)	(0.19)	(0.14)	(0.11)		(0.15)
Distributions from net realized gains	—	(0.45)	(0.28)	(0.13)		—

Total dividends and distributions	(0.22)	(0.64)	(0.42)	(0.24)		(0.15)

Net asset value, end of year	$8.78	$8.16	$10.68	$11.16		$10.02

Total return	10.34%	(17.63)%	(0.55)%	14.10%		18.07%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,929	$38,799	$41,915	$32,396		$26,516
Ratio of expenses to average net assets:
After waivers (f)	1.20%	1.20%	1.20%	1.20%		1.20%
Before waivers (f)	1.47%	1.48%	1.26%	1.39%		1.34%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.98%	2.29%	1.13%	0.84	%(bb)	1.84%
Before waivers (f)	1.71%	2.01%	1.07%	0.65	%(bb)	1.69%
Portfolio turnover rate^	5%	73%	13%	29%		9%
	Year Ended December 31,
Class K	2023	2022	2021	2020		2019
Net asset value, beginning of year	$8.16	$10.68	$11.16	$10.02		$8.61

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.24	0.15	0.10	(aa)	0.19
Net realized and unrealized gain (loss)	0.68	(2.09)	(0.19)	1.30		1.40

Total from investment operations	0.87	(1.85)	(0.04)	1.40		1.59

Less distributions:
Dividends from net investment income	(0.24)	(0.22)	(0.16)	(0.13)		(0.18)
Distributions from net realized gains	—	(0.45)	(0.28)	(0.13)		—

Total dividends and distributions	(0.24)	(0.67)	(0.44)	(0.26)		(0.18)

Net asset value, end of year	$8.79	$8.16	$10.68	$11.16		$10.02

Total return	10.73%	(17.43)%	(0.31)%	14.33%		18.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$41,642	$37,862	$37,195	$42,272		$39,926
Ratio of expenses to average net assets:
After waivers (f)	0.95%	0.95%	0.95%	0.95%		0.95%
Before waivers (f)	1.21%	1.24%	1.01%	1.14%		1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.24%	2.57%	1.26%	1.04	%(bb)	2.08%
Before waivers (f)	1.97%	2.28%	1.20%	0.85	%(bb)	1.93%
Portfolio turnover rate^	5%	73%	13%	29%		9%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.07 and $0.09 for Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	25.57%	15.04%	11.37%
Portfolio – Class IB Shares	25.57	15.03	11.37
Portfolio – Class K Shares	25.88	15.33	11.65
S&P 500® Index	26.29	15.69	12.03

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 25.57% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned 26.29% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Technology, Consumer Discretionary, Communication Services, Financials and Industrials.

•	The stocks that contributed most to performance were Microsoft Corp., Apple, Inc., NVIDIA Corp., Amazon.com, Inc. and Meta Platforms, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Energy, Consumer Staples, Health Care and Real Estate.

•	The stocks that detracted most from performance were Pfizer, Inc., Chevron Corp., Johnson & Johnson, NextEra Energy, Inc. and Bristol-Myers Squibb Co.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	28.6%
Financials	12.8
Health Care	12.5
Consumer Discretionary	10.7
Industrials	8.7
Communication Services	8.5
Consumer Staples	6.1
Energy	3.8
Real Estate	2.5
Materials	2.4
Utilities	2.3
Investment Companies	0.1
Cash and Other	1.0

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number

EQ/EQUITY 500 INDEX PORTFOLIO (Unaudited)

in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,077.20	$2.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.75
Class IB
Actual	1,000.00	1,077.30	2.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.75
Class K
Actual	1,000.00	1,078.60	1.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.74	1.48

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.54%, 0.54% and 0.29%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	1,574,144	$26,414,137
Verizon Communications, Inc.	925,573	34,894,102

		61,308,239

Entertainment (1.2%)
Electronic Arts, Inc.	53,886	7,372,144
Live Nation Entertainment, Inc.*	31,238	2,923,877
Netflix, Inc.*	96,359	46,915,270
Take-Two Interactive Software, Inc.*	34,821	5,604,440
Walt Disney Co. (The)*	402,843	36,372,694
Warner Bros Discovery, Inc.*	488,554	5,559,744

		104,748,169

Interactive Media & Services (5.7%)
Alphabet, Inc., Class A*	1,302,903	182,002,520
Alphabet, Inc., Class C*	1,096,559	154,538,060
Match Group, Inc.*	59,842	2,184,233
Meta Platforms, Inc., Class A*	488,667	172,968,571

		511,693,384

Media (0.7%)
Charter Communications, Inc., Class A*	22,145	8,607,319
Comcast Corp., Class A	884,080	38,766,908
Fox Corp., Class A	54,429	1,614,909
Fox Corp., Class B	29,045	803,094
Interpublic Group of Cos., Inc. (The)	84,322	2,752,270
News Corp., Class A	83,788	2,056,995
News Corp., Class B (x)	25,276	650,099
Omnicom Group, Inc.	43,577	3,769,846
Paramount Global, Class B (x)	106,217	1,570,949

		60,592,389

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	112,028	17,961,449

Total Communication Services		756,303,630

Consumer Discretionary (10.7%)
Automobile Components (0.1%)
Aptiv plc*	62,275	5,587,313
BorgWarner, Inc.	51,750	1,855,238

		7,442,551

Automobiles (1.9%)
Ford Motor Co.	865,689	10,552,749
General Motors Co.	301,504	10,830,024
Tesla, Inc.*	608,886	151,295,993

		172,678,766

Broadline Retail (3.5%)
Amazon.com, Inc.*	2,002,118	304,201,809
eBay, Inc.	114,263	4,984,152
Etsy, Inc.*	26,363	2,136,721

		311,322,682

Distributors (0.1%)
Genuine Parts Co.	30,866	4,274,941
LKQ Corp.	58,914	2,815,500
Pool Corp.	8,516	3,395,414

		10,485,855

Hotels, Restaurants & Leisure (2.2%)
Airbnb, Inc., Class A*	95,713	13,030,368
Booking Holdings, Inc.*	7,681	27,246,197
Caesars Entertainment, Inc.*	47,491	2,226,378
Carnival Corp.*	221,811	4,112,376
Chipotle Mexican Grill, Inc.*	6,042	13,817,812
Darden Restaurants, Inc.	26,488	4,351,978
Domino’s Pizza, Inc.	7,679	3,165,514
Expedia Group, Inc.*	29,353	4,455,492
Hilton Worldwide Holdings, Inc.	56,458	10,280,437
Las Vegas Sands Corp.	81,272	3,999,395
Marriott International, Inc., Class A	54,313	12,248,125
McDonald’s Corp.	159,691	47,349,978
MGM Resorts International*	60,162	2,688,038
Norwegian Cruise Line Holdings Ltd.*	93,661	1,876,967
Royal Caribbean Cruises Ltd.*	51,900	6,720,531
Starbucks Corp.	251,554	24,151,700
Wynn Resorts Ltd.	21,136	1,925,701
Yum! Brands, Inc.	61,712	8,063,290

		191,710,277

Household Durables (0.4%)
DR Horton, Inc.	66,348	10,083,569
Garmin Ltd.	33,699	4,331,669
Lennar Corp., Class A	55,073	8,208,080
Mohawk Industries, Inc.*	11,637	1,204,429
NVR, Inc.*	700	4,900,315
PulteGroup, Inc.	47,375	4,890,048
Whirlpool Corp.	12,076	1,470,495

		35,088,605

Leisure Products (0.0%)†
Hasbro, Inc.	28,712	1,466,035

Specialty Retail (2.0%)
AutoZone, Inc.*	3,882	10,037,338
Bath & Body Works, Inc.	50,060	2,160,589
Best Buy Co., Inc.	42,644	3,338,172
CarMax, Inc.*	34,932	2,680,682
Home Depot, Inc. (The)	220,174	76,301,300
Lowe’s Cos., Inc.	127,057	28,276,535
O’Reilly Automotive, Inc.*	13,025	12,374,792
Ross Stores, Inc.	74,553	10,317,390
TJX Cos., Inc. (The)	251,880	23,628,863
Tractor Supply Co. (x)	23,802	5,118,144
Ulta Beauty, Inc.*	10,838	5,310,512

		179,544,317

Textiles, Apparel & Luxury Goods (0.5%)
Lululemon Athletica, Inc.*	25,352	12,962,224
NIKE, Inc., Class B	269,478	29,257,227
Ralph Lauren Corp.	8,752	1,262,038
Tapestry, Inc.	50,457	1,857,322
VF Corp.	72,774	1,368,151

		46,706,962

Total Consumer Discretionary		956,446,050

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples (6.1%)
Beverages (1.5%)
Brown-Forman Corp., Class B	40,285	$2,300,274
Coca-Cola Co. (The)	856,656	50,482,738
Constellation Brands, Inc., Class A	35,583	8,602,190
Keurig Dr Pepper, Inc.	221,657	7,385,611
Molson Coors Beverage Co., Class B	40,766	2,495,287
Monster Beverage Corp.*	162,635	9,369,402
PepsiCo, Inc.	302,689	51,408,700

		132,044,202

Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	97,474	64,340,638
Dollar General Corp.	48,320	6,569,104
Dollar Tree, Inc.*	46,015	6,536,431
Kroger Co. (The)	145,695	6,659,718
Sysco Corp.	111,005	8,117,796
Target Corp.	101,627	14,473,717
Walgreens Boots Alliance, Inc.	157,865	4,121,855
Walmart, Inc.	314,064	49,512,190

		160,331,449

Food Products (0.9%)
Archer-Daniels-Midland Co.	117,429	8,480,722
Bunge Global SA	31,987	3,229,088
Campbell Soup Co.	43,246	1,869,525
Conagra Brands, Inc.	105,229	3,015,863
General Mills, Inc.	127,974	8,336,226
Hershey Co. (The)	32,999	6,152,333
Hormel Foods Corp.	63,766	2,047,526
J M Smucker Co. (The)	23,366	2,952,995
Kellanova	58,065	3,246,414
Kraft Heinz Co. (The)	175,522	6,490,804
Lamb Weston Holdings, Inc.	31,907	3,448,828
McCormick & Co., Inc. (Non-Voting)	55,324	3,785,268
Mondelez International, Inc., Class A	299,509	21,693,437
Tyson Foods, Inc., Class A	62,796	3,375,285

		78,124,314

Household Products (1.2%)
Church & Dwight Co., Inc.	54,243	5,129,218
Clorox Co. (The)	27,300	3,892,707
Colgate-Palmolive Co.	181,273	14,449,271
Kimberly-Clark Corp.	74,401	9,040,466
Procter & Gamble Co. (The)	518,891	76,038,287

		108,549,949

Personal Care Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	51,144	7,479,810
Kenvue, Inc.	379,444	8,169,429

		15,649,239

Tobacco (0.5%)
Altria Group, Inc.	389,384	15,707,751
Philip Morris International, Inc.	341,777	32,154,380

		47,862,131

Total Consumer Staples		542,561,284

Energy (3.8%)
Energy Equipment & Services (0.3%)
Baker Hughes Co.	221,532	7,571,964
Halliburton Co.	197,054	7,123,502
Schlumberger NV	314,489	16,366,008

		31,061,474

Oil, Gas & Consumable Fuels (3.5%)
APA Corp.	67,527	2,422,869
Chevron Corp.	386,513	57,652,279
ConocoPhillips	261,419	30,342,903
Coterra Energy, Inc.	165,602	4,226,163
Devon Energy Corp.	141,056	6,389,837
Diamondback Energy, Inc.	39,405	6,110,927
EOG Resources, Inc.	128,386	15,528,287
EQT Corp.	90,559	3,501,011
Exxon Mobil Corp.#	881,887	88,171,062
Hess Corp.	60,862	8,773,866
Kinder Morgan, Inc.	425,747	7,510,177
Marathon Oil Corp.	128,848	3,112,968
Marathon Petroleum Corp.	83,594	12,402,006
Occidental Petroleum Corp.	145,366	8,679,804
ONEOK, Inc.	128,254	9,005,996
Phillips 66	96,860	12,895,940
Pioneer Natural Resources Co.	51,365	11,550,961
Targa Resources Corp.	49,090	4,264,448
Valero Energy Corp.	74,954	9,744,020
Williams Cos., Inc. (The)	267,824	9,328,310

		311,613,834

Total Energy		342,675,308

Financials (12.8%)
Banks (3.2%)
Bank of America Corp.	1,515,786	51,036,515
Citigroup, Inc.	421,359	21,674,707
Citizens Financial Group, Inc.	102,643	3,401,589
Comerica, Inc.	29,033	1,620,332
Fifth Third Bancorp	149,932	5,171,155
Huntington Bancshares, Inc.	318,807	4,055,225
JPMorgan Chase & Co.	636,483	108,265,758
KeyCorp	206,126	2,968,214
M&T Bank Corp.	36,538	5,008,629
PNC Financial Services Group, Inc. (The)	87,698	13,580,035
Regions Financial Corp.	204,762	3,968,287
Truist Financial Corp.	293,619	10,840,413
US Bancorp	342,788	14,835,865
Wells Fargo & Co.	799,540	39,353,359
Zions Bancorp NA	32,616	1,430,864

		287,210,947

Capital Markets (3.0%)
Ameriprise Financial, Inc.	22,279	8,462,233
Bank of New York Mellon Corp. (The)	169,319	8,813,054
BlackRock, Inc.	30,786	24,992,075
Blackstone, Inc.	156,433	20,480,208
Cboe Global Markets, Inc.	23,239	4,149,556
Charles Schwab Corp. (The)	327,644	22,541,907
CME Group, Inc.	79,255	16,691,103
FactSet Research Systems, Inc.	8,363	3,989,569

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Franklin Resources, Inc.	62,066	$1,848,946
Goldman Sachs Group, Inc. (The)	71,797	27,697,129
Intercontinental Exchange, Inc.	126,011	16,183,593
Invesco Ltd.	98,974	1,765,696
MarketAxess Holdings, Inc.	8,345	2,443,833
Moody’s Corp.	34,649	13,532,513
Morgan Stanley	278,240	25,945,880
MSCI, Inc.	17,413	9,849,663
Nasdaq, Inc.	74,944	4,357,244
Northern Trust Corp.	45,581	3,846,125
Raymond James Financial, Inc.	41,372	4,612,978
S&P Global, Inc.	71,332	31,423,173
State Street Corp.	67,938	5,262,478
T. Rowe Price Group, Inc.	49,199	5,298,240

		264,187,196

Consumer Finance (0.5%)
American Express Co.	126,748	23,744,970
Capital One Financial Corp.	83,847	10,994,019
Discover Financial Services	55,053	6,187,957
Synchrony Financial	91,103	3,479,224

		44,406,170

Financial Services (4.1%)
Berkshire Hathaway, Inc., Class B*	400,567	142,866,226
Fidelity National Information Services, Inc.	130,441	7,835,591
Fiserv, Inc.*	132,137	17,553,079
FleetCor Technologies, Inc.*	15,896	4,492,369
Global Payments, Inc.	57,327	7,280,529
Jack Henry & Associates, Inc.	16,034	2,620,116
Mastercard, Inc., Class A	182,312	77,757,891
PayPal Holdings, Inc.*	237,363	14,576,462
Visa, Inc., Class A	350,934	91,365,667

		366,347,930

Insurance (2.0%)
Aflac, Inc.	117,078	9,658,935
Allstate Corp. (The)	57,613	8,064,668
American International Group, Inc.	154,561	10,471,508
Aon plc, Class A	44,079	12,827,871
Arch Capital Group Ltd.*	82,157	6,101,800
Arthur J Gallagher & Co.	47,532	10,688,996
Assurant, Inc.	11,578	1,950,777
Brown & Brown, Inc.	52,005	3,698,076
Chubb Ltd.	89,821	20,299,546
Cincinnati Financial Corp.	34,298	3,548,471
Everest Group Ltd.	9,555	3,378,457
Globe Life, Inc.	18,856	2,295,152
Hartford Financial Services Group, Inc. (The)	66,217	5,322,523
Loews Corp.	40,304	2,804,755
Marsh & McLennan Cos., Inc.	108,554	20,567,726
MetLife, Inc.	136,886	9,052,271
Principal Financial Group, Inc.	48,290	3,798,974
Progressive Corp. (The)	128,802	20,515,583
Prudential Financial, Inc.	79,478	8,242,663
Travelers Cos., Inc. (The)	50,284	9,578,599
W R Berkley Corp.	44,851	3,171,863
Willis Towers Watson plc	22,734	5,483,441

		181,522,655

Total Financials		1,143,674,898

Health Care (12.5%)
Biotechnology (2.0%)
AbbVie, Inc.	388,700	60,236,839
Amgen, Inc.	117,824	33,935,668
Biogen, Inc.*	31,901	8,255,022
Gilead Sciences, Inc.	274,328	22,223,311
Incyte Corp.*	40,952	2,571,376
Moderna, Inc.*	73,031	7,262,933
Regeneron Pharmaceuticals, Inc.*	23,585	20,714,470
Vertex Pharmaceuticals, Inc.*	56,731	23,083,277

		178,282,896

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	382,055	42,052,794
Align Technology, Inc.*	15,681	4,296,594
Baxter International, Inc.	111,692	4,318,013
Becton Dickinson & Co.	63,870	15,573,422
Boston Scientific Corp.*	322,362	18,635,747
Cooper Cos., Inc. (The)	10,903	4,126,131
Dentsply Sirona, Inc.	46,643	1,660,024
Dexcom, Inc.*	85,064	10,555,592
Edwards Lifesciences Corp.*	133,527	10,181,434
GE HealthCare Technologies, Inc.	86,194	6,664,520
Hologic, Inc.*	53,926	3,853,013
IDEXX Laboratories, Inc.*	18,295	10,154,640
Insulet Corp.*	15,373	3,335,634
Intuitive Surgical, Inc.*	77,512	26,149,448
Medtronic plc	292,930	24,131,573
ResMed, Inc.	32,384	5,570,696
STERIS plc	21,752	4,782,177
Stryker Corp.	74,437	22,290,904
Teleflex, Inc.	10,346	2,579,672
Zimmer Biomet Holdings, Inc.	46,009	5,599,295

		226,511,323

Health Care Providers & Services (2.8%)
Cardinal Health, Inc.	54,262	5,469,610
Cencora, Inc.	36,702	7,537,857
Centene Corp.*	117,609	8,727,764
Cigna Group (The)	64,423	19,291,467
CVS Health Corp.	282,772	22,327,677
DaVita, Inc.*	11,859	1,242,349
Elevance Health, Inc.	51,728	24,392,856
HCA Healthcare, Inc.	43,607	11,803,543
Henry Schein, Inc.*	28,750	2,176,662
Humana, Inc.	27,104	12,408,482
Laboratory Corp. of America Holdings	18,692	4,248,505
McKesson Corp.	29,295	13,562,999
Molina Healthcare, Inc.*	12,835	4,637,414
Quest Diagnostics, Inc.	24,754	3,413,081
UnitedHealth Group, Inc.	203,631	107,205,612
Universal Health Services, Inc., Class B	13,431	2,047,422

		250,493,300

Life Sciences Tools & Services (1.4%)
Agilent Technologies, Inc.	64,416	8,955,756
Bio-Rad Laboratories, Inc., Class A*	4,608	1,487,877
Bio-Techne Corp.	34,818	2,686,557
Charles River Laboratories International, Inc.*	11,294	2,669,902

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Danaher Corp.	144,787	$33,495,024
Illumina, Inc.*	34,961	4,867,970
IQVIA Holdings, Inc.*	40,316	9,328,316
Mettler-Toledo International, Inc.*	4,774	5,790,671
Revvity, Inc.	27,169	2,969,843
Thermo Fisher Scientific, Inc.	85,063	45,150,590
Waters Corp.*	13,017	4,285,587
West Pharmaceutical Services, Inc.	16,290	5,736,035

		127,424,128

Pharmaceuticals (3.7%)
Bristol-Myers Squibb Co.	447,971	22,985,392
Catalent, Inc.*	39,689	1,783,227
Eli Lilly and Co.	175,559	102,336,852
Johnson & Johnson	529,985	83,069,849
Merck & Co., Inc.	557,889	60,821,059
Pfizer, Inc.	1,243,111	35,789,165
Viatris, Inc.	264,119	2,860,409
Zoetis, Inc.	101,078	19,949,765

		329,595,718

Total Health Care		1,112,307,365

Industrials (8.7%)
Aerospace & Defense (1.6%)
Axon Enterprise, Inc.*	15,508	4,006,182
Boeing Co. (The)*	125,200	32,634,632
General Dynamics Corp.	49,867	12,948,964
Howmet Aerospace, Inc.	86,117	4,660,652
Huntington Ingalls Industries, Inc.	8,745	2,270,552
L3Harris Technologies, Inc.	41,729	8,788,962
Lockheed Martin Corp.	48,613	22,033,356
Northrop Grumman Corp.	31,207	14,609,245
RTX Corp.	316,567	26,635,947
Textron, Inc.	43,152	3,470,284
TransDigm Group, Inc.	12,178	12,319,265

		144,378,041

Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	25,682	2,218,668
Expeditors International of Washington, Inc.	32,009	4,071,545
FedEx Corp.	50,924	12,882,244
United Parcel Service, Inc., Class B	159,232	25,036,047

		44,208,504

Building Products (0.5%)
A.O. Smith Corp.	27,042	2,229,342
Allegion plc	19,327	2,448,538
Builders FirstSource, Inc.*	27,168	4,535,426
Carrier Global Corp.	184,724	10,612,394
Johnson Controls International plc	149,779	8,633,262
Masco Corp.	49,426	3,310,553
Trane Technologies plc	50,284	12,264,268

		44,033,783

Commercial Services & Supplies (0.5%)
Cintas Corp.	19,060	11,486,700
Copart, Inc.*	192,368	9,426,032
Republic Services, Inc.	45,026	7,425,238
Rollins, Inc.	61,808	2,699,155
Veralto Corp.	48,262	3,970,032
Waste Management, Inc.	80,694	14,452,295

		49,459,452

Construction & Engineering (0.1%)
Quanta Services, Inc.	31,986	6,902,579

Electrical Equipment (0.6%)
AMETEK, Inc.	50,813	8,378,556
Eaton Corp. plc	87,910	21,170,486
Emerson Electric Co.	125,513	12,216,180
Generac Holdings, Inc.*	13,525	1,747,971
Hubbell, Inc., Class B	11,807	3,883,677
Rockwell Automation, Inc.	25,246	7,838,378

		55,235,248

Ground Transportation (1.1%)
CSX Corp.	435,064	15,083,669
JB Hunt Transport Services, Inc.	17,939	3,583,136
Norfolk Southern Corp.	49,786	11,768,415
Old Dominion Freight Line, Inc.	19,698	7,984,190
Uber Technologies, Inc.*	453,057	27,894,719
Union Pacific Corp.	134,209	32,964,415

		99,278,544

Industrial Conglomerates (0.8%)
3M Co.	121,598	13,293,093
General Electric Co.	239,618	30,582,445
Honeywell International, Inc.	145,140	30,437,310

		74,312,848

Machinery (1.8%)
Caterpillar, Inc.	112,313	33,207,585
Cummins, Inc.	31,206	7,476,021
Deere & Co.	58,968	23,579,534
Dover Corp.	30,798	4,737,040
Fortive Corp.	77,371	5,696,827
IDEX Corp.	16,650	3,614,882
Illinois Tool Works, Inc.	60,281	15,790,005
Ingersoll Rand, Inc.	89,120	6,892,541
Nordson Corp.	11,892	3,141,391
Otis Worldwide Corp.	90,102	8,061,426
PACCAR, Inc.*	115,160	11,245,374
Parker-Hannifin Corp.	28,285	13,030,899
Pentair plc	36,392	2,646,062
Snap-on, Inc.	11,620	3,356,321
Stanley Black & Decker, Inc.	33,753	3,311,169
Westinghouse Air Brake Technologies Corp.	39,444	5,005,444
Xylem, Inc.	53,076	6,069,771

		156,862,292

Passenger Airlines (0.2%)
American Airlines Group, Inc.*	143,883	1,976,952
Delta Air Lines, Inc.	141,664	5,699,143
Southwest Airlines Co.	131,240	3,790,211
United Airlines Holdings, Inc.*	72,208	2,979,302

		14,445,608

Professional Services (0.7%)
Automatic Data Processing, Inc.	90,553	21,096,132
Broadridge Financial Solutions, Inc.	25,901	5,329,131
Ceridian HCM Holding, Inc.*	34,340	2,304,901

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Equifax, Inc.	27,127	$6,708,236
Jacobs Solutions, Inc.	27,722	3,598,316
Leidos Holdings, Inc.	30,273	3,276,749
Paychex, Inc.	70,780	8,430,606
Paycom Software, Inc.	10,798	2,232,162
Robert Half, Inc.	23,314	2,049,767
Verisk Analytics, Inc.	31,929	7,626,561

		62,652,561

Trading Companies & Distributors (0.3%)
Fastenal Co.	125,802	8,148,195
United Rentals, Inc.	14,923	8,557,147
WW Grainger, Inc.	9,725	8,059,010

		24,764,352

Total Industrials		776,533,812

Information Technology (28.6%)
Communications Equipment (0.9%)
Arista Networks, Inc.*	55,478	13,065,624
Cisco Systems, Inc.	891,765	45,051,968
F5, Inc.*	13,145	2,352,692
Juniper Networks, Inc.	70,202	2,069,555
Motorola Solutions, Inc.	36,539	11,439,995

		73,979,834

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	131,430	13,028,656
CDW Corp.	29,493	6,704,349
Corning, Inc.	169,051	5,147,603
Jabil, Inc.	28,168	3,588,603
Keysight Technologies, Inc.*	39,095	6,219,624
TE Connectivity Ltd.	68,421	9,613,150
Teledyne Technologies, Inc.*	10,388	4,636,061
Trimble, Inc.*	54,769	2,913,711
Zebra Technologies Corp., Class A*	11,307	3,090,542

		54,942,299

IT Services (1.2%)
Accenture plc, Class A	138,175	48,486,989
Akamai Technologies, Inc.*	33,207	3,930,048
Cognizant Technology Solutions Corp., Class A	110,391	8,337,832
EPAM Systems, Inc.*	12,703	3,777,110
Gartner, Inc.*	17,161	7,741,499
International Business Machines Corp.	201,032	32,878,784
VeriSign, Inc.*	19,556	4,027,754

		109,180,016

Semiconductors & Semiconductor Equipment (8.0%)
Advanced Micro Devices, Inc.*	355,705	52,434,474
Analog Devices, Inc.	109,708	21,783,620
Applied Materials, Inc.	184,171	29,848,594
Broadcom, Inc.	96,638	107,872,168
Enphase Energy, Inc.*	30,063	3,972,525
First Solar, Inc.*	23,523	4,052,542
Intel Corp.	928,192	46,641,648
KLA Corp.	29,927	17,396,565
Lam Research Corp.	29,015	22,726,289
Microchip Technology, Inc.	119,116	10,741,881
Micron Technology, Inc.	241,742	20,630,262
Monolithic Power Systems, Inc.	10,548	6,653,467
NVIDIA Corp.	543,794	269,297,665
NXP Semiconductors NV	56,749	13,034,110
ON Semiconductor Corp. (x)*	94,822	7,920,482
Qorvo, Inc.*	21,432	2,413,458
QUALCOMM, Inc.	245,037	35,439,701
Skyworks Solutions, Inc.	35,092	3,945,043
Teradyne, Inc.	33,658	3,652,566
Texas Instruments, Inc.	199,950	34,083,477

		714,540,537

Software (10.7%)
Adobe, Inc.*	100,239	59,802,587
ANSYS, Inc.*	19,108	6,933,911
Autodesk, Inc.*	47,062	11,458,656
Cadence Design Systems, Inc.*	59,897	16,314,146
Fair Isaac Corp.*	5,441	6,333,378
Fortinet, Inc.*	140,322	8,213,047
Gen Digital, Inc.	124,132	2,832,692
Intuit, Inc.	61,702	38,565,601
Microsoft Corp.	1,636,282	615,307,483
Oracle Corp.	349,798	36,879,203
Palo Alto Networks, Inc.*	68,429	20,178,344
PTC, Inc.*	26,162	4,577,304
Roper Technologies, Inc.	23,518	12,821,308
Salesforce, Inc.*	214,215	56,368,535
ServiceNow, Inc.*	45,133	31,886,013
Synopsys, Inc.*	33,483	17,240,732
Tyler Technologies, Inc.*	9,264	3,873,464

		949,586,404

Technology Hardware, Storage & Peripherals (7.2%)
Apple, Inc.	3,218,639	619,684,567
Hewlett Packard Enterprise Co.	282,435	4,795,746
HP, Inc.	191,467	5,761,242
NetApp, Inc.	45,967	4,052,451
Seagate Technology Holdings plc (x)	42,830	3,656,397
Western Digital Corp.*	71,385	3,738,432

		641,688,835

Total Information Technology		2,543,917,925

Materials (2.4%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	48,908	13,391,010
Albemarle Corp.	25,836	3,732,785
Celanese Corp.	22,048	3,425,598
CF Industries Holdings, Inc.	42,063	3,344,008
Corteva, Inc.	155,153	7,434,932
Dow, Inc.	154,419	8,468,338
DuPont de Nemours, Inc.	94,678	7,283,579
Eastman Chemical Co.	26,103	2,344,571
Ecolab, Inc.	55,709	11,049,880
FMC Corp.	27,467	1,731,794
International Flavors & Fragrances, Inc.	56,202	4,550,676
Linde plc	106,753	43,844,525
LyondellBasell Industries NV, Class A	56,415	5,363,938
Mosaic Co. (The)	71,956	2,570,988
PPG Industries, Inc.	51,914	7,763,739

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sherwin-Williams Co. (The)	51,845	$16,170,456

		142,470,817

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	13,607	6,788,668
Vulcan Materials Co.	29,253	6,640,724

		13,429,392

Containers & Packaging (0.2%)
Amcor plc	318,206	3,067,506
Avery Dennison Corp.	17,730	3,584,297
Ball Corp.	69,416	3,992,808
International Paper Co.	76,179	2,753,871
Packaging Corp. of America	19,732	3,214,540
Westrock Co.	56,450	2,343,804

		18,956,826

Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	315,703	13,439,477
Newmont Corp.	253,732	10,501,967
Nucor Corp.	54,124	9,419,741
Steel Dynamics, Inc.	33,488	3,954,933

		37,316,118

Total Materials		212,173,153

Real Estate (2.5%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	120,443	2,384,771
Ventas, Inc. (REIT)	88,588	4,415,226
Welltower, Inc. (REIT)	121,851	10,987,305

		17,787,302

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	155,309	3,023,866

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	203,421	27,116,019

Office REITs (0.1%)
Alexandria Real Estate Equities, Inc. (REIT)	34,432	4,364,945
Boston Properties, Inc. (REIT)	31,788	2,230,564

		6,595,509

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	67,103	6,246,618
CoStar Group, Inc.*	89,905	7,856,798

		14,103,416

Residential REITs (0.3%)
AvalonBay Communities, Inc. (REIT)	31,266	5,853,621
Camden Property Trust (REIT)	23,507	2,334,010
Equity Residential (REIT)	76,076	4,652,808
Essex Property Trust, Inc. (REIT)	14,131	3,503,640
Invitation Homes, Inc. (REIT)	126,645	4,319,861
Mid-America Apartment Communities, Inc. (REIT)	25,690	3,454,277
UDR, Inc. (REIT)	66,623	2,550,995

		26,669,212

Retail REITs (0.3%)
Federal Realty Investment Trust (REIT)	16,173	1,666,628
Kimco Realty Corp. (REIT)	136,471	2,908,197
Realty Income Corp. (REIT)	159,379	9,151,542
Regency Centers Corp. (REIT)	36,167	2,423,189
Simon Property Group, Inc. (REIT)	71,825	10,245,118

		26,394,674

Specialized REITs (1.1%)
American Tower Corp. (REIT)	102,631	22,155,980
Crown Castle, Inc. (REIT)	95,549	11,006,289
Digital Realty Trust, Inc. (REIT)	66,676	8,973,256
Equinix, Inc. (REIT)	20,669	16,646,606
Extra Space Storage, Inc. (REIT)	46,515	7,457,750
Iron Mountain, Inc. (REIT)	64,284	4,498,594
Public Storage (REIT)	34,841	10,626,505
SBA Communications Corp. (REIT)	23,752	6,025,645
VICI Properties, Inc. (REIT), Class A	227,762	7,261,053
Weyerhaeuser Co. (REIT)	160,717	5,588,130

		100,239,808

Total Real Estate		221,929,806

Utilities (2.3%)
Electric Utilities (1.5%)
Alliant Energy Corp.	56,180	2,882,034
American Electric Power Co., Inc.	115,776	9,403,327
Constellation Energy Corp.	70,315	8,219,120
Duke Energy Corp.	169,679	16,465,650
Edison International	84,385	6,032,684
Entergy Corp.	46,558	4,711,204
Evergy, Inc.	50,575	2,640,015
Eversource Energy	76,907	4,746,700
Exelon Corp.	219,155	7,867,665
FirstEnergy Corp.	113,698	4,168,169
NextEra Energy, Inc.	451,703	27,436,440
NRG Energy, Inc.	49,704	2,569,697
PG&E Corp.	469,712	8,468,907
Pinnacle West Capital Corp.	24,966	1,793,557
PPL Corp.	162,285	4,397,924
Southern Co. (The)	240,110	16,836,513
Xcel Energy, Inc.	121,487	7,521,260

		136,160,866

Gas Utilities (0.0%)†
Atmos Energy Corp.	32,693	3,789,119

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	147,425	2,837,931

Multi-Utilities (0.7%)
Ameren Corp.	57,890	4,187,763
CenterPoint Energy, Inc.	138,970	3,970,373
CMS Energy Corp.	64,235	3,730,126
Consolidated Edison, Inc.	76,003	6,913,993
Dominion Energy, Inc.	184,229	8,658,763
DTE Energy Co.	45,392	5,004,922
NiSource, Inc.	90,982	2,415,572
Public Service Enterprise Group, Inc.	109,708	6,708,644
Sempra	138,552	10,353,991
WEC Energy Group, Inc.	69,446	5,845,270

		57,789,417

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American Water Works Co., Inc.	42,866	$5,657,883

Total Utilities		206,235,216

Total Common Stocks (98.9%) (Cost $2,556,561,247)		8,814,758,447

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	97,937	97,936
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	3,170,698	3,170,698

Total Investment Companies		7,268,634

Total Short-Term Investments (0.1%) (Cost $7,268,634)		7,268,634

Total Investments in Securities (99.0%) (Cost $2,563,829,881)		8,822,027,081
Other Assets Less Liabilities (1.0%)		86,759,613

Net Assets (100%)		$8,908,786,694

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $25,694,860.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $7,141,859. This was collateralized by $84,475 of various U.S. Government Treasury Securities, ranging from 0.250% - 4.125%, maturing 12/31/24 - 2/15/52 and by cash of $7,268,634 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	351	3/2024	USD	84,591,000	2,629,240

					2,629,240

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$756,303,630	$—	$—	$756,303,630
Consumer Discretionary	956,446,050	—	—	956,446,050
Consumer Staples	542,561,284	—	—	542,561,284
Energy	342,675,308	—	—	342,675,308
Financials	1,143,674,898	—	—	1,143,674,898
Health Care	1,112,307,365	—	—	1,112,307,365
Industrials	776,533,812	—	—	776,533,812
Information Technology	2,543,917,925	—	—	2,543,917,925
Materials	212,173,153	—	—	212,173,153
Real Estate	221,929,806	—	—	221,929,806
Utilities	206,235,216	—	—	206,235,216
Futures	2,629,240	—	—	2,629,240
Short-Term Investments
Investment Companies	7,268,634	—	—	7,268,634

Total Assets	$8,824,656,321	$—	$—	$8,824,656,321

Total Liabilities	$—	$—	$—	$—

Total	$8,824,656,321	$—	$—	$8,824,656,321

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,629,240	*

Total		$2,629,240

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,872,438	$5,872,438

Total	$5,872,438	$5,872,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$5,048,742	$5,048,742

Total	$5,048,742	$5,048,742

^	The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$69,629,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$177,242,108
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$246,788,883

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,446,097,685
Aggregate gross unrealized depreciation	(203,490,043)

Net unrealized appreciation	$6,242,607,642

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,582,048,679

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $2,563,829,881)	$8,822,027,081
Cash	92,522,244
Dividends, interest and other receivables	8,221,857
Receivable for Portfolio shares sold	3,149,382
Securities lending income receivable	2,231
Other assets	36,140

Total assets	8,925,958,935

LIABILITIES
Payable for return of collateral on securities loaned	7,268,634
Payable for Portfolio shares repurchased	5,901,549
Investment management fees payable	1,291,413
Distribution fees payable – Class IB	1,162,557
Administrative fees payable	697,855
Distribution fees payable – Class IA	608,308
Due to broker for futures variation margin	214,988
Trustees’ fees payable	904
Accrued expenses	26,033

Total liabilities	17,172,241

Commitments and contingent liabilities^
NET ASSETS	$8,908,786,694

Net assets were comprised of:
Paid in capital	$2,623,902,974
Total distributable earnings (loss)	6,284,883,720

Net assets	$8,908,786,694

Class IA
Net asset value, offering and redemption price per share, $2,910,703,062 / 41,478,079 shares outstanding (unlimited amount authorized: $0.01 par value)	$70.17

Class IB
Net asset value, offering and redemption price per share, $5,584,287,795 / 80,081,564 shares outstanding (unlimited amount authorized: $0.01 par value)	$69.73

Class K
Net asset value, offering and redemption price per share, $413,795,837 / 5,894,193 shares outstanding (unlimited amount authorized: $0.01 par value)	$70.20

(x)	Includes value of securities on loan of $7,141,859.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $35,020 foreign withholding tax)	$124,268,731
Interest	3,454,571
Securities lending (net)	85,732

Total income	127,809,034

EXPENSES
Investment management fees	16,512,594
Distribution fees – Class IB	12,471,854
Administrative fees	7,521,758
Distribution fees – Class IA	6,668,130
Printing and mailing expenses	600,905
Professional fees	379,852
Trustees’ fees	281,459
Custodian fees	168,200
Miscellaneous	157,041

Gross expenses	44,761,793
Less: Waiver from investment manager	(2,295,005)

Net expenses	42,466,788

NET INVESTMENT INCOME (LOSS)	85,342,246

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	93,333,691
Futures contracts	5,872,438

Net realized gain (loss)	99,206,129

Change in unrealized appreciation (depreciation) on:
Investments in securities	1,642,800,903
Futures contracts	5,048,742

Net change in unrealized appreciation (depreciation)	1,647,849,645

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,747,055,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,832,398,020

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$85,342,246	$81,331,104
Net realized gain (loss)	99,206,129	83,267,786
Net change in unrealized appreciation (depreciation)	1,647,849,645	(1,816,778,923)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,832,398,020	(1,652,180,033)

Distributions to shareholders:
Class IA	(52,512,025)	(65,840,005)
Class IB	(100,862,069)	(120,204,261)
Class K	(8,367,902)	(10,199,198)

Total distributions to shareholders	(161,741,996)	(196,243,464)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,821,276 and 1,877,818 shares, respectively ]	117,227,086	115,554,899
Capital shares issued in reinvestment of dividends and distributions [ 760,084 and 1,121,668 shares, respectively ]	52,512,025	65,840,005
Capital shares repurchased [ (3,899,412) and (3,575,173) shares , respectively]	(250,104,818)	(221,786,045)

Total Class IA transactions	(80,365,707)	(40,391,141)

Class IB
Capital shares sold [ 7,823,684 and 8,146,071 shares, respectively ]	496,042,484	498,707,402
Capital shares issued in reinvestment of dividends and distributions [ 1,469,108 and 2,060,361 shares, respectively ]	100,862,069	120,204,261
Capital shares repurchased [ (7,841,198) and (7,780,178) shares , respectively]	(497,478,842)	(480,883,039)

Total Class IB transactions	99,425,711	138,028,624

Class K
Capital shares sold [ 493,262 and 629,682 shares, respectively ]	31,540,375	38,795,405
Capital shares issued in reinvestment of dividends and distributions [ 121,012 and 173,544 shares, respectively ]	8,367,902	10,199,198
Capital shares repurchased [ (794,211) and (852,841) shares , respectively]	(50,964,328)	(53,907,634)

Total Class K transactions	(11,056,051)	(4,913,031)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	8,003,953	92,724,452

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,678,659,977	(1,755,699,045)
NET ASSETS:
Beginning of year	7,230,126,717	8,985,825,762

End of year	$8,908,786,694	$7,230,126,717

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$56.92	$71.75	$58.15	$51.03	$40.40

Income (loss) from investment operations:
Net investment income (loss) (e)	0.67	0.65	0.55	0.66	0.73
Net realized and unrealized gain (loss)	13.86	(13.91)	15.63	8.34	11.62

Total from investment operations	14.53	(13.26)	16.18	9.00	12.35

Less distributions:
Dividends from net investment income	(0.71)	(0.66)	(0.57)	(0.67)	(0.76)
Distributions from net realized gains	(0.57)	(0.91)	(2.01)	(1.21)	(0.96)

Total dividends and distributions	(1.28)	(1.57)	(2.58)	(1.88)	(1.72)

Net asset value, end of year	$70.17	$56.92	$71.75	$58.15	$51.03

Total return	25.57%	(18.55)%	27.98%	17.78%	30.69%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,910,703	$2,436,105	$3,111,842	$2,567,471	$2,304,967
Ratio of expenses to average net assets:
After waivers (f)	0.54%	0.55%	0.55%	0.57%	0.58%
Before waivers (f)	0.57%	0.56%	0.56%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.05%	1.04%	0.83%	1.30%	1.55%
Before waivers (f)	1.02%	1.02%	0.82%	1.29%	1.55%
Portfolio turnover rate^	2%	2%	6%	4%	4%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$56.57	$71.32	$57.81	$50.75	$40.19

Income (loss) from investment operations:
Net investment income (loss) (e)	0.67	0.64	0.55	0.66	0.73
Net realized and unrealized gain (loss)	13.77	(13.82)	15.54	8.28	11.55

Total from investment operations	14.44	(13.18)	16.09	8.94	12.28

Less distributions:
Dividends from net investment income	(0.71)	(0.66)	(0.57)	(0.67)	(0.76)
Distributions from net realized gains	(0.57)	(0.91)	(2.01)	(1.21)	(0.96)

Total dividends and distributions	(1.28)	(1.57)	(2.58)	(1.88)	(1.72)

Net asset value, end of year	$69.73	$56.57	$71.32	$57.81	$50.75

Total return	25.57%	(18.55)%	27.98%	17.76%	30.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,584,288	$4,448,213	$5,434,534	$4,318,446	$3,777,876
Ratio of expenses to average net assets:
After waivers (f)	0.54%	0.55%	0.55%	0.57%	0.58%
Before waivers (f)	0.57%	0.57%	0.56%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.05%	1.04%	0.83%	1.30%	1.55%
Before waivers (f)	1.02%	1.03%	0.82%	1.29%	1.55%
Portfolio turnover rate^	2%	2%	6%	4%	4%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$56.93	$71.76	$58.13	$51.00	$40.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.83	0.80	0.71	0.79	0.85
Net realized and unrealized gain (loss)	13.88	(13.91)	15.65	8.34	11.62

Total from investment operations	14.71	(13.11)	16.36	9.13	12.47

Less distributions:
Dividends from net investment income	(0.87)	(0.81)	(0.72)	(0.79)	(0.88)
Distributions from net realized gains	(0.57)	(0.91)	(2.01)	(1.21)	(0.96)

Total dividends and distributions	(1.44)	(1.72)	(2.73)	(2.00)	(1.84)

Net asset value, end of year	$70.20	$56.93	$71.76	$58.13	$51.00

Total return	25.88%	(18.33)%	28.30%	18.06%	31.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$413,796	$345,809	$439,450	$366,179	$354,605
Ratio of expenses to average net assets:
After waivers (f)	0.29%	0.30%	0.30%	0.32%	0.33%
Before waivers (f)	0.32%	0.31%	0.31%	0.33%	0.33%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.30%	1.29%	1.08%	1.55%	1.80%
Before waivers (f)	1.27%	1.28%	1.07%	1.55%	1.80%
Portfolio turnover rate^	2%	2%	6%	4%	4%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	FIAM LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	31.38%	16.55%	13.24%
Portfolio – Class K Shares*	31.70	16.84	13.52
S&P 500® Index	26.29	15.69	13.08

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 31.38% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned 26.29% over the same period.

Portfolio Highlights

What helped performance during the year:

•

The Portfolio added value in ten of the eleven GICS industry sectors over the annual period, primarily via security selection within each sector. The top contributing sectors to relative performance were the Information Technology, Health Care, and Industrials sectors.

•

The overweight position in social media giant Meta Platforms, Inc., parent of Facebook and Instagram, was the top contributor to relative performance for the performance year. Shares have risen as the firm moves past challenges with the rollout of its virtual reality platform, which it calls the “Metaverse”. In late October, the firm reported its highest quarterly sales since going public in 2012, driven by improvement in its digital advertising business and advancements in artificial intelligence.

•

Avoiding pharmaceutical firm Pfizer, Inc., which is included in the benchmark, was another top contributor to relative performance. Pfizer shares slid around 41% in the year through December 31, 2023, as revenues generated by COVID-19 vaccines and treatment products have continued to decline, and the firm took a one-time $5.6 billion write-off of COVID-19 inventory. Additionally, Pfizer faces revenue challenges from the expiration of patent protection on several of its best-selling drug products as well as drug purchasing reforms included in the Inflation Reduction Act. Technology firm NVIDIA Corp. rounded out the top three individual contributors for the reporting period. Shares have risen in the past year as the adoption of generative artificial intelligence (AI) for business applications has led to a surge in demand for its products, which are used to support and enable AI systems.

What hurt performance during the year:

•	The Materials sector was the only detractor over the period. The primary detractors were individual securities within each sector.

•

Avoiding semiconductor and software firm Broadcom, Inc., which is in the benchmark, was the top detractor from relative performance in the performance year. Shares of Broadcom rose as it benefitted from rising demand stemming from AI adoption and the demand for Broadcom products that trend creates, as well as the completion of its acquisition of cloud computing company VMware.

•

Owning pharmaceutical firm Royalty Pharma plc, which is not included in the benchmark, was another top detractor from relative performance in the reporting period. Despite beating earnings estimates throughout the period, Royalty Pharma saw shares decline as it was impacted by overall declining sentiment across the entire pharmaceuticals sector. This was driven in part by legislative changes in the U.S. which potentially threaten future revenues. The overweight position in ExxonMobil Corp. was the third largest detractor from relative performance. Exxon’s share price fell over the last 12 months as the price of West Texas Intermediate crude oil has receded from its 2022 highs, and the firm has reported weaker-than-expected earnings in the past two quarters.

Portfolio Positioning and Outlook — FIAM LLC

The Portfolio seeks to achieve consistent, repeatable alpha through stock selection. Consequently, the Portfolio takes a sector-neutral approach with active

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO (Unaudited)

positions at the security and industry level to drive tracking error and have the risk and return profile driven primarily by stock selection. In line with our sector-neutral approach, there were no large deviations from the benchmark’s sector weightings at quarter end.

The U.S. stock market begins 2024 with favorable momentum amid easier financial conditions and a solid consumer backdrop, but upside surprises may be difficult due to low market volatility and higher valuations. Within this environment, we continue to favor companies that appear poised to deliver improving fundamentals and whose stocks are trading at what we believe to be attractive valuations.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	27.6%
Financials	13.2
Health Care	12.5
Consumer Discretionary	10.6
Communication Services	8.9
Industrials	8.9
Consumer Staples	6.1
Energy	3.9
Utilities	2.3
Real Estate	2.3
Materials	2.3
Exchange Traded Fund	0.9
Investment Companies	0.1
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,086.90	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.82	4.43
Class K
Actual	1,000.00	1,088.20	3.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	3.16

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.9%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.	317,300	$5,324,294
Cellnex Telecom SA (m)	13,800	543,263
Liberty Global Ltd., Class C*	21,893	408,085

		6,275,642

Entertainment (1.6%)
Netflix, Inc.*	17,302	8,423,998
Roku, Inc.*	8,900	815,774
Sea Ltd. (ADR)*	40,205	1,628,302
Spotify Technology SA*	2,800	526,148
Take-Two Interactive Software, Inc.*	3,248	522,766
TKO Group Holdings, Inc., Class A	13,600	1,109,488
Walt Disney Co. (The)*	54,445	4,915,839

		17,942,315

Interactive Media & Services (6.0%)
Alphabet, Inc., Class A*	156,900	21,917,361
Alphabet, Inc., Class C*	88,220	12,432,845
Match Group, Inc.*	7,606	277,619
Meta Platforms, Inc., Class A*	80,329	28,433,253
Pinterest, Inc., Class A*	21,200	785,248
Snap, Inc., Class A*	177,494	3,004,973

		66,851,299

Media (0.6%)
Altice USA, Inc., Class A*	32,939	107,052
Charter Communications, Inc., Class A*	3,400	1,321,512
Comcast Corp., Class A	37,532	1,645,778
Liberty Broadband Corp., Class A*	29,666	2,392,266
Liberty Broadband Corp., Class C*	10,600	854,254

		6,320,862

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	11,239	1,801,949

Total Communication Services		99,192,067

Consumer Discretionary (10.6%)
Automobiles (1.5%)
Tesla, Inc.*	66,600	16,548,768

Broadline Retail (4.4%)
Amazon.com, Inc.*	319,800	48,590,412
Etsy, Inc.*	9,500	769,975

		49,360,387

Hotels, Restaurants & Leisure (1.9%)
Airbnb, Inc., Class A*	13,700	1,865,118
Booking Holdings, Inc.*	1,170	4,150,247
Chipotle Mexican Grill, Inc.*	1,235	2,824,396
Domino’s Pizza, Inc.	3,000	1,236,690
Dutch Bros, Inc., Class A (x)*	6,500	205,855
Flutter Entertainment plc*	5,000	888,431
Las Vegas Sands Corp.	20,900	1,028,489
Marriott International, Inc., Class A	13,400	3,021,834
Red Rock Resorts, Inc., Class A	8,700	463,971
Starbucks Corp.	17,000	1,632,170
Sweetgreen, Inc., Class A*	5,900	66,670
Wingstop, Inc.	5,600	1,436,848
Yum! Brands, Inc.	20,200	2,639,332

		21,460,051

Household Durables (0.0%)†
DR Horton, Inc.	417	63,376

Leisure Products (0.2%)
Brunswick Corp.	2,700	261,225
YETI Holdings, Inc.*	37,500	1,941,750

		2,202,975

Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A*	11,900	1,049,818
Gap, Inc. (The)	29,500	616,845
Home Depot, Inc. (The)	13,100	4,539,805
O’Reilly Automotive, Inc.*	2,330	2,213,686
Signet Jewelers Ltd.	8,700	933,162
TJX Cos., Inc. (The)	85,000	7,973,850
Victoria’s Secret & Co.*	15,200	403,408
Williams-Sonoma, Inc.	4,500	908,010

		18,638,584

Textiles, Apparel & Luxury Goods (0.9%)
Hermes International SCA	500	1,059,130
LVMH Moet Hennessy Louis Vuitton SE	500	404,929
NIKE, Inc., Class B	37,100	4,027,947
PVH Corp.	7,500	915,900
Ralph Lauren Corp.	14,400	2,076,480
Tapestry, Inc.	30,500	1,122,705
VF Corp.	17,400	327,120

		9,934,211

Total Consumer Discretionary		118,208,352

Consumer Staples (6.1%)
Beverages (2.0%)
Anheuser-Busch InBev SA/NV (ADR)	3,300	213,246
Boston Beer Co., Inc. (The), Class A*	2,190	756,842
Brown-Forman Corp., Class B	10,000	571,000
Celsius Holdings, Inc.*	1,500	81,780
Coca-Cola Co. (The)	126,706	7,466,785
Constellation Brands, Inc., Class A	10,103	2,442,400
Diageo plc	10,100	367,680
Keurig Dr Pepper, Inc.	49,574	1,651,806
Monster Beverage Corp.*	51,071	2,942,200
PepsiCo, Inc.	27,003	4,586,190
Vita Coco Co., Inc. (The)*	23,500	602,775

		21,682,704

Consumer Staples Distribution & Retail (1.6%)
Alimentation Couche-Tard, Inc.	10,100	594,772
BJ’s Wholesale Club Holdings, Inc.*	3,300	219,978
Costco Wholesale Corp.	13,537	8,935,503
Dollar Tree, Inc.*	2,625	372,881
Maplebear, Inc. (x)*	5,100	119,697
Sprouts Farmers Market, Inc.*	4,500	216,495
Target Corp.	13,400	1,908,428
Walmart, Inc.	37,821	5,962,481

		18,330,235

Food Products (0.7%)
Freshpet, Inc. (x)*	7,462	647,403

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hershey Co. (The)	6,666	$1,242,809
J M Smucker Co. (The)	6,700	846,746
Lamb Weston Holdings, Inc.	9,641	1,042,096
McCormick & Co., Inc. (Non-Voting)	14,971	1,024,316
Mondelez International, Inc., Class A	47,331	3,428,184

		8,231,554

Household Products (1.1%)
Energizer Holdings, Inc.	8,800	278,784
Procter & Gamble Co. (The)	77,974	11,426,310

		11,705,094

Personal Care Products (0.5%)
e.l.f. Beauty, Inc.*	6,600	952,644
Estee Lauder Cos., Inc. (The), Class A	13,137	1,921,286
Kenvue, Inc.	91,626	1,972,708
Olaplex Holdings, Inc.*	84,700	215,138

		5,061,776

Tobacco (0.2%)
Altria Group, Inc.	58,200	2,347,788

Total Consumer Staples		67,359,151

Energy (3.9%)
Energy Equipment & Services (0.3%)
Expro Group Holdings NV*	49,620	789,950
Schlumberger NV	22,499	1,170,848
Weatherford International plc*	10,807	1,057,249

		3,018,047

Oil, Gas & Consumable Fuels (3.6%)
Africa Oil Corp. (x)	561,150	1,054,499
Athabasca Oil Corp. (x)*	393,430	1,238,144
Canadian Natural Resources Ltd.	16,550	1,084,356
Exxon Mobil Corp.	194,880	19,484,102
Hess Corp.	6,742	971,927
Imperial Oil Ltd.	63,622	3,624,156
Kosmos Energy Ltd.*	159,815	1,072,359
MEG Energy Corp.*	144,746	2,585,667
Phillips 66	25,150	3,348,471
Shell plc (ADR)	49,350	3,247,230
Valero Energy Corp.	18,332	2,383,160

		40,094,071

Total Energy		43,112,118

Financials (13.2%)
Banks (4.6%)
AIB Group plc	134,500	576,107
Bank of America Corp.	173,352	5,836,762
Citigroup, Inc.	38,325	1,971,438
DNB Bank ASA	44,000	935,442
Eurobank Ergasias Services and Holdings SA*	740,129	1,315,475
HDFC Bank Ltd.	33,754	693,323
JPMorgan Chase & Co.	113,653	19,332,375
KBC Group NV	5,044	326,972
KeyCorp	166,261	2,394,159
M&T Bank Corp.	8,973	1,230,019
Pathward Financial, Inc.	12,500	661,625
Piraeus Financial Holdings SA*	153,692	542,939
PNC Financial Services Group, Inc. (The)	31,120	4,818,932
Truist Financial Corp.	65,200	2,407,184
Wells Fargo & Co.	165,463	8,144,089

		51,186,841

Capital Markets (2.7%)
Bank of New York Mellon Corp. (The)	60,527	3,150,430
BlackRock, Inc.	4,428	3,594,650
Brookfield Corp.	22,151	888,698
Cboe Global Markets, Inc.	7,278	1,299,560
CME Group, Inc.	13,365	2,814,669
Interactive Brokers Group, Inc., Class A	13,760	1,140,704
London Stock Exchange Group plc	6,341	749,576
LPL Financial Holdings, Inc.	3,300	751,146
MarketAxess Holdings, Inc.	6,050	1,771,743
Moody’s Corp.	7,610	2,972,162
Morgan Stanley	46,791	4,363,261
Northern Trust Corp.	13,170	1,111,285
State Street Corp.	7,264	562,669
StepStone Group, Inc., Class A	23,558	749,851
Tradeweb Markets, Inc., Class A	8,000	727,040
UBS Group AG (Registered) (x)	90,756	2,804,360
Virtu Financial, Inc., Class A	23,624	478,622

		29,930,426

Consumer Finance (0.1%)
OneMain Holdings, Inc.	22,592	1,111,526
Shriram Finance Ltd.	27,585	680,660

		1,792,186

Financial Services (3.4%)
Apollo Global Management, Inc.	45,597	4,249,185
Berkshire Hathaway, Inc., Class A*	4	2,170,500
Berkshire Hathaway, Inc., Class B*	1,171	417,649
Block, Inc., Class A*	65,015	5,028,910
Dlocal Ltd., Class A*	44,600	788,974
Fiserv, Inc.*	25,286	3,358,992
FleetCor Technologies, Inc.*	3,900	1,102,179
Global Payments, Inc.	18,956	2,407,412
UWM Holdings Corp., Class A	93,498	668,511
Visa, Inc., Class A	66,940	17,427,829
Worldline SA (m)*	9,402	162,644

		37,782,785

Insurance (2.4%)
Arthur J Gallagher & Co.	15,255	3,430,544
Chubb Ltd.	16,883	3,815,558
Direct Line Insurance Group plc*	423,940	983,213
Everest Group Ltd.	4,737	1,674,908
Fairfax Financial Holdings Ltd.	1,760	1,623,801
Globe Life, Inc.	9,395	1,143,559
Hartford Financial Services Group, Inc. (The)	25,399	2,041,572
Marsh & McLennan Cos., Inc.	20,250	3,836,768
Progressive Corp. (The)	22,678	3,612,152
Prudential plc	37,764	427,062
Travelers Cos., Inc. (The)	9,111	1,735,554
Unum Group	44,423	2,008,808

		26,333,499

Total Financials		147,025,737

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Health Care (12.5%)
Biotechnology (2.1%)
Cytokinetics, Inc.*	9,100	$759,759
Exact Sciences Corp.*	6,981	516,454
Gilead Sciences, Inc.	108,866	8,819,235
Legend Biotech Corp. (ADR)*	4,750	285,807
Moderna, Inc.*	28,000	2,784,600
Regeneron Pharmaceuticals, Inc.*	8,837	7,761,449
Vertex Pharmaceuticals, Inc.*	5,546	2,256,612

		23,183,916

Health Care Equipment & Supplies (2.9%)
Abbott Laboratories	13,653	1,502,785
Boston Scientific Corp.*	222,780	12,878,912
Inspire Medical Systems, Inc.*	1,900	386,517
Intuitive Surgical, Inc.*	16,952	5,718,927
Penumbra, Inc.*	9,881	2,485,467
Stryker Corp.	30,894	9,251,517

		32,224,125

Health Care Providers & Services (3.7%)
agilon health, Inc. (x)*	57,993	727,812
Cencora, Inc.	34,345	7,053,776
Cigna Group (The)	5,755	1,723,335
CVS Health Corp.	71,406	5,638,218
Surgery Partners, Inc.*	107,787	3,448,106
UnitedHealth Group, Inc.	42,614	22,434,993

		41,026,240

Life Sciences Tools & Services (0.5%)
10X Genomics, Inc., Class A*	16,900	945,724
Danaher Corp.	9,192	2,126,478
Gerresheimer AG	11,600	1,208,229
Thermo Fisher Scientific, Inc.	2,785	1,478,250

		5,758,681

Pharmaceuticals (3.3%)
AstraZeneca plc (ADR)	84,791	5,710,674
Eli Lilly and Co.	27,078	15,784,308
Indivior plc*	62,410	942,678
Merck & Co., Inc.	119,819	13,062,667
Royalty Pharma plc, Class A	64,610	1,814,895

		37,315,222

Total Health Care		139,508,184

Industrials (8.9%)
Aerospace & Defense (1.9%)
Boeing Co. (The)*	26,255	6,843,628
Howmet Aerospace, Inc.	42,520	2,301,183
Lockheed Martin Corp.	12,735	5,772,011
Northrop Grumman Corp.	4,459	2,087,436
RTX Corp.	15,089	1,269,589
TransDigm Group, Inc.	2,990	3,024,684

		21,298,531

Air Freight & Logistics (0.2%)
FedEx Corp.	7,580	1,917,513

Building Products (0.7%)
Trane Technologies plc	31,409	7,660,655

Construction & Engineering (0.2%)
Quanta Services, Inc.	9,230	1,991,834

Electrical Equipment (1.0%)
AMETEK, Inc.	41,967	6,919,938
Eaton Corp. plc	17,940	4,320,311

		11,240,249

Ground Transportation (1.5%)
CSX Corp.	104,910	3,637,230
Old Dominion Freight Line, Inc.	11,960	4,847,747
Uber Technologies, Inc.*	72,255	4,448,740
Union Pacific Corp.	16,430	4,035,537

		16,969,254

Industrial Conglomerates (0.7%)
General Electric Co.	56,363	7,193,610

Machinery (2.5%)
Caterpillar, Inc.	15,436	4,563,962
Deere & Co.	4,100	1,639,467
Dover Corp.	31,770	4,886,544
Fortive Corp.	53,002	3,902,537
Ingersoll Rand, Inc.	72,250	5,587,815
Parker-Hannifin Corp.	16,824	7,750,817

		28,331,142

Passenger Airlines (0.1%)
Delta Air Lines, Inc.	22,780	916,439

Professional Services (0.1%)
Dun & Bradstreet Holdings, Inc.	124,382	1,455,269

Total Industrials		98,974,496

Information Technology (27.6%)
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	38,700	3,836,331

IT Services (1.4%)
Capgemini SE	13,600	2,833,840
EPAM Systems, Inc.*	7,400	2,200,316
Infosys Ltd. (ADR)	58,300	1,071,554
MongoDB, Inc.*	9,000	3,679,650
Shopify, Inc., Class A*	5,900	459,610
Snowflake, Inc., Class A*	8,700	1,731,300
Twilio, Inc., Class A (x)*	21,900	1,661,553
Wix.com Ltd.*	12,900	1,586,958

		15,224,781

Semiconductors & Semiconductor Equipment (6.6%)
Advanced Micro Devices, Inc.*	37,200	5,483,652
ASML Holding NV	4,800	3,612,301
Marvell Technology, Inc.	46,200	2,786,322
Micron Technology, Inc.	92,600	7,902,484
NVIDIA Corp.	82,200	40,707,084
NXP Semiconductors NV	17,200	3,950,496
ON Semiconductor Corp.*	11,100	927,183
Renesas Electronics Corp.*	119,000	2,151,283
SolarEdge Technologies, Inc. (x)*	20,200	1,890,720
Taiwan Semiconductor Manufacturing Co. Ltd.	238,000	4,598,622

		74,010,147

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Software (13.1%)
Adobe, Inc.*	21,600	$12,886,560
Autodesk, Inc.*	16,300	3,968,724
Elastic NV*	15,500	1,746,850
Five9, Inc.*	23,000	1,809,870
HubSpot, Inc.*	6,900	4,005,726
Intuit, Inc.	13,500	8,437,905
Microsoft Corp.	248,100	93,295,524
Salesforce, Inc.*	41,300	10,867,682
Synopsys, Inc.*	9,000	4,634,190
Tenable Holdings, Inc.*	24,000	1,105,440
Workday, Inc., Class A*	11,800	3,257,508

		146,015,979

Technology Hardware, Storage & Peripherals (6.1%)
Apple, Inc.	340,500	65,556,465
Samsung Electronics Co. Ltd.	39,700	2,419,792

		67,976,257

Total Information Technology		307,063,495

Materials (2.3%)
Chemicals (1.7%)
Air Products and Chemicals, Inc.	4,662	1,276,456
Cabot Corp.	8,020	669,670
Celanese Corp.	7,715	1,198,680
Chemours Co. (The)	28,355	894,317
Chemtrade Logistics Income Fund (x)	41,983	269,948
Corteva, Inc.	20,439	979,437
Dow, Inc.	31,200	1,711,008
DuPont de Nemours, Inc.	8,574	659,598
Ecolab, Inc.	2,370	470,089
Koppers Holdings, Inc.	2,409	123,389
Linde plc	15,687	6,442,808
LyondellBasell Industries NV, Class A	10,602	1,008,038
Mosaic Co. (The)	13,830	494,146
Nutrien Ltd. (x)	4,320	243,378
Olin Corp.	7,894	425,881
Sherwin-Williams Co. (The)	3,410	1,063,579
Tronox Holdings plc	40,052	567,136
Westlake Corp.	3,393	474,884

		18,972,442

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,002	499,908
Vulcan Materials Co.	2,225	505,097

		1,005,005

Containers & Packaging (0.1%)
AptarGroup, Inc.	3,496	432,176
Crown Holdings, Inc.	1,550	142,739
Greif, Inc., Class A	6,766	443,782

		1,018,697

Metals & Mining (0.4%)
First Quantum Minerals Ltd.	18,270	149,602
Franco-Nevada Corp.	2,726	301,947
Freeport-McMoRan, Inc.	44,846	1,909,094
Ivanhoe Mines Ltd., Class A (x)*	40,850	396,153
Newmont Corp.	7,670	317,461
Nucor Corp.	7,610	1,324,444
Teck Resources Ltd., Class B	7,880	333,088

		4,731,789

Total Materials		25,727,933

Real Estate (2.3%)
Health Care REITs (0.4%)
Omega Healthcare Investors, Inc. (REIT)	12,800	392,448
Ventas, Inc. (REIT)	21,599	1,076,494
Welltower, Inc. (REIT)	26,787	2,415,384

		3,884,326

Industrial REITs (0.3%)
Prologis, Inc. (REIT)	29,065	3,874,365

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	325	41,200
COPT Defense Properties (REIT)	18,113	464,236

		505,436

Residential REITs (0.6%)
Equity LifeStyle Properties, Inc. (REIT)	25,139	1,773,305
Essex Property Trust, Inc. (REIT)	6,381	1,582,105
Invitation Homes, Inc. (REIT)	53,532	1,825,976
Mid-America Apartment Communities, Inc. (REIT)	11,743	1,578,964

		6,760,350

Retail REITs (0.1%)
Simon Property Group, Inc. (REIT)	7,934	1,131,706

Specialized REITs (0.9%)
American Tower Corp. (REIT)	13,791	2,977,201
Crown Castle, Inc. (REIT)	14,599	1,681,659
CubeSmart (REIT)	4,448	206,165
Digital Realty Trust, Inc. (REIT)	11,400	1,534,212
Equinix, Inc. (REIT)	4,257	3,428,545
Extra Space Storage, Inc. (REIT)	360	57,719

		9,885,501

Total Real Estate		26,041,684

Utilities (2.3%)
Electric Utilities (1.8%)
Constellation Energy Corp.	12,866	1,503,907
Duke Energy Corp.	24,500	2,377,480
Edison International	22,100	1,579,929
Entergy Corp.	11,300	1,143,447
Evergy, Inc.	16,800	876,960
Eversource Energy	7,200	444,384
FirstEnergy Corp.	26,000	953,160
NextEra Energy, Inc.	67,200	4,081,728
NRG Energy, Inc.	14,205	734,398
PG&E Corp.	158,900	2,864,967
PPL Corp.	50,100	1,357,710
Southern Co. (The)	37,700	2,643,524

		20,561,594

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	40,100	$771,925

Multi-Utilities (0.4%)
Dominion Energy, Inc.	8,160	383,520
NiSource, Inc.	40,600	1,077,930
Sempra	39,600	2,959,308

		4,420,758

Water Utilities (0.0%)†
American Water Works Co., Inc.	2,200	290,378

Total Utilities		26,044,655

Total Common Stocks (98.6%) (Cost $766,932,870)		1,098,257,872

EXCHANGE TRADED FUND (ETF):
Equity (0.9%)
iShares Core S&P 500 ETF	21,400	10,221,282

Total Exchange Traded Fund (0.9%) (Cost $10,118,405)		10,221,282

SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	279,479	279,479
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	635,186	635,186

Total Investment Companies		914,665

Total Short-Term Investments (0.1%) (Cost $914,665)		914,665

Total Investments in Securities (99.6%) (Cost $777,965,940)		1,109,393,819
Other Assets Less Liabilities (0.4%)		4,964,419

Net Assets (100%)		$1,114,358,238

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $705,907 or 0.1% of net assets.

(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $4,360,434. This was collateralized by $3,560,477 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $914,665 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$98,648,804	$543,263	$—	$99,192,067
Consumer Discretionary	115,855,862	2,352,490	—	118,208,352
Consumer Staples	66,991,471	367,680	—	67,359,151
Energy	43,112,118	—	—	43,112,118
Financials	139,632,324	7,393,413	—	147,025,737
Health Care	137,357,277	2,150,907	—	139,508,184
Industrials	98,974,496	—	—	98,974,496
Information Technology	291,447,657	15,615,838	—	307,063,495
Materials	25,727,933	—	—	25,727,933
Real Estate	26,041,684	—	—	26,041,684
Utilities	26,044,655	—	—	26,044,655
Exchange Traded Fund	10,221,282	—	—	10,221,282

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$914,665	$—	$—	$914,665

Total Assets	$1,080,970,228	$28,423,591	$—	$1,109,393,819

Total Liabilities	$—	$—	$—	$—

Total	$1,080,970,228	$28,423,591	$—	$1,109,393,819

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$6,858	$6,858

Total	$6,858	$6,858

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value sold — in USD	$532,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$437,213,806
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$483,630,664

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 5%)*	Net Realized Gain (Loss)
$ 17,392,278	$25,331,715	$2,973,960

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,907,101
Aggregate gross unrealized depreciation	(23,812,036)

Net unrealized appreciation	$330,095,065

Federal income tax cost of investments in securities and derivative instruments, if applicable	$779,298,754

For the year ended December 31, 2023, the Portfolio incurred approximately $29,698 as brokerage commissions with National Financial

Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $777,965,940)	$1,109,393,819
Cash	5,016,058
Foreign cash (Cost $165,583)	181,419
Dividends, interest and other receivables	1,085,205
Receivable for securities sold	884,467
Receivable for Portfolio shares sold	558,323
Securities lending income receivable	4,586
Other assets	10,843

Total assets	1,117,134,720

LIABILITIES
Payable for return of collateral on securities loaned	914,665
Payable for securities purchased	795,437
Investment management fees payable	449,855
Distribution fees payable – Class IB	232,135
Payable for Portfolio shares repurchased	224,888
Administrative fees payable	87,448
Accrued India taxes	9,551
Accrued expenses	62,503

Total liabilities	2,776,482

Commitments and contingent liabilities^
NET ASSETS	$1,114,358,238

Net assets were comprised of:
Paid in capital	$776,789,733
Total distributable earnings (loss)	337,568,505

Net assets	$1,114,358,238

Class IB
Net asset value, offering and redemption price per share, $1,111,460,528 / 21,697,342 shares outstanding (unlimited amount authorized: $0.01 par value)	$51.23

Class K
Net asset value, offering and redemption price per share, $2,897,710 / 54,473 shares outstanding (unlimited amount authorized: $0.01 par value)†	$53.19

(x)	Includes value of securities on loan of $4,360,434.
^	See Note 2 in Notes to the Financial Statements.
†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $192,410 foreign withholding tax)	$12,855,639
Interest	345,030
Securities lending (net)	35,374

Total income	13,236,043

EXPENSES
Investment management fees	5,356,781
Distribution fees – Class IB	2,523,698
Administrative fees	946,709
Professional fees	118,912
Custodian fees	110,601
Printing and mailing expenses	96,226
Trustees’ fees	35,421
Miscellaneous	21,859

Gross expenses	9,210,207
Less: Waiver from investment manager	(411,720)

Net expenses	8,798,487

NET INVESTMENT INCOME (LOSS)	4,437,556

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $1,452 on realized gain on investments)	31,327,479
Forward foreign currency contracts	6,858
Foreign currency transactions	(24,226)

Net realized gain (loss)	31,310,111

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $9,551 on unrealized appreciation on investments)	238,165,034
Foreign currency translations	26,395

Net change in unrealized appreciation (depreciation)	238,191,429

NET REALIZED AND UNREALIZED GAIN (LOSS)	269,501,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$273,939,096

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,437,556	$4,425,508
Net realized gain (loss)	31,310,111	37,254,993
Net change in unrealized appreciation (depreciation)	238,191,429	(279,670,604)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	273,939,096	(237,990,103)

Distributions to shareholders:
Class IB	(28,693,231)	(57,204,806)
Class K	(77,825)	(110,755)

Total distributions to shareholders	(28,771,056)	(57,315,561)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 918,537 and 1,509,550 shares, respectively ]	43,009,288	67,294,628
Capital shares issued in reinvestment of dividends and distributions [ 570,066 and 1,376,237 shares, respectively ]	28,693,231	57,204,806
Capital shares repurchased [ (2,085,754) and (1,557,726) shares , respectively]	(97,514,627)	(71,054,180)

Total Class IB transactions	(25,812,108)	53,445,254

Class K
Capital shares sold [ 25,064 and 0 shares ]	1,218,378	—
Capital shares issued in reinvestment of dividends and distributions [ 1,489 and 2,569 shares, respectively ]	77,825	110,755
Capital shares repurchased [ (8,850) and (15,873) shares ]	(436,627)	(690,906)

Total Class K transactions	859,576	(580,151)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(24,952,532)	52,865,103

TOTAL INCREASE (DECREASE) IN NET ASSETS	220,215,508	(242,440,561)
NET ASSETS:
Beginning of year	894,142,730	1,136,583,291

End of year	$1,114,358,238	$894,142,730

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$40.04		$54.08		$48.20		$39.87		$30.69

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20		0.21		0.18	(bb)	0.28	(1)	0.32
Net realized and unrealized gain (loss)	12.34		(11.54)		11.80		10.14		9.21

Total from investment operations	12.54		(11.33)		11.98		10.42		9.53

Less distributions:
Dividends from net investment income	(0.21)		(0.23)		(0.21)		(0.30)		(0.35)
Distributions from net realized gains	(1.14)		(2.48)		(5.89)		(1.79)		—

Total dividends and distributions	(1.35)		(2.71)		(6.10)		(2.09)		(0.35)

Net asset value, end of year	$51.23		$40.04		$54.08		$48.20		$39.87

Total return	31.38%		(21.06)%		25.22%		26.32%		31.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,111,461		$892,616		$1,133,781		$959,968		$810,059
Ratio of expenses to average net assets:
After waivers (f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (f)	0.91%		0.91%		0.90%		0.92%		0.94%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.44%		0.46%		0.33	%(cc)	0.68	%(aa)	0.90%
Before waivers (f)	0.40%		0.43%		0.30	%(cc)	0.63	%(aa)	0.84%
Portfolio turnover rate^	44%		54%		53%		88%		72%

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$41.52		$55.96		$49.68		$41.02		$31.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34		0.33		0.33	(bb)	0.39	(1)	0.41
Net realized and unrealized gain (loss)	12.80		(11.94)		12.18		10.46		9.49

Total from investment operations	13.14		(11.61)		12.51		10.85		9.90

Less distributions:
Dividends from net investment income	(0.33)		(0.35)		(0.34)		(0.40)		(0.44)
Distributions from net realized gains	(1.14)		(2.48)		(5.89)		(1.79)		—

Total dividends and distributions	(1.47)		(2.83)		(6.23)		(2.19)		(0.44)

Net asset value, end of year	$53.19		$41.52		$55.96		$49.68		$41.02

Total return	31.70%		(20.87)%		25.53%		26.64%		31.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,898		$1,527		$2,802		$2,283		$1,958
Ratio of expenses to average net assets:
After waivers (f)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)	0.62	%(j)
Before waivers (f)	0.66%		0.66%		0.65%		0.67%		0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.71%		0.70%		0.58	%(cc)	0.93	%(aa)	1.13%
Before waivers (f)	0.66%		0.66%		0.55	%(cc)	0.88	%(aa)	1.06%
Portfolio turnover rate^	44%		54%		53%		88%		72%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.23 and $0.34 for Class IB and Class K, respectively.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB and 0.62% for Class K.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.13% lower.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.13 and $0.28 for Class IB and Class K respectively.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Franklin Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	12.27%	4.28%	4.11%
EQ/Franklin Moderate Allocation Index	13.25	6.97	6.33
S&P 500® Index	26.29	15.69	14.15
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	0.85

* Date of inception 2/22/16. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 12.27% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Franklin Moderate Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 13.25%, 26.29% and 4.30%, respectively.

Portfolio Highlights

What helped performance during the year:

•	On an absolute basis, equities broadly appreciated during the period and all underlying equity components had positive returns, led by the U.S. large-cap equities.

•	Fixed income underperformed equities, though the Portfolio’s U.S. intermediate term bond exposure posted a positive gain during the period.

•	The Portfolio’s relative performance was positively impacted by asset allocation positioning from its strategic overweight to U.S. large-cap equities.

What hurt performance during the year:

•	The Portfolio’s intermediate bond holdings underperformed the benchmark, detracting from the Portfolio’s overall relative return.

•	Within equities, underweight positions to U.S. mid-cap and international developed equities were the largest equity detractor.

How derivatives contributed/detracted from performance during the year:

•

The de-risking mechanism was active for a brief period at the beginning of the period. The Portfolio held de-risked positions to start 2023, as elevated levels of volatility persisted. By the end of January 2023, the Portfolio removed its hedged positions and remained fully allocated to its strategic target weights for the remainder of the period. The de-risked positioned detracted in the first quarter of 2023.

Portfolio Positioning and Outlook — Franklin Advisers, Inc.

We retain our positive view of equities, as we believe the recent market rally could extend further into 2024, helped by falling inflation and a stabilization of growth in major developed market economies.

The probability of a recession in the United States has become more remote amid ongoing economic resilience, although we continue to be concerned about high interest rates, which could still create recessionary conditions in many developed markets. As a result, we remain wary of elevated equity valuations and retain a nimble approach to cross-asset positioning.

Core inflation remains relatively persistent in the United States and Europe, although central banks in both regions should still pivot to easier monetary policy in 2024, in our view, particularly if economic conditions weaken and employment data cools sufficiently. While some of the lagged effects of previous interest-rate rises have yet to be felt, a more stable outlook for growth should support risk assets. However, we recognize that weaker consumer demand, alongside a lessening of employers’ ability to pass on higher wages in the form of price increases, could impact profitability and earnings.

Against this background, we retain an optimistic outlook on US equities, despite concerns about a lack of breadth in the market, amid relatively strong economic activity and robust earnings data. Elsewhere, our outlook on

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (Unaudited)

emerging markets (outside of China) remains positive moving into January, given more modest inflation pressures, while any stabilization in developed market demand should also boost earnings for these highly cyclical markets. In contrast, we remain cautious on Europe, due to weak growth and the lagged effect of wage increases. We maintain a neutral view on China, where residual risks offset attractive valuations, despite the prospect of further stimulus measures from the Chinese government.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	4.21
Weighted Average Coupon (%)	2.04
Weighted Average Modified Duration (Years)*	3.95
Weighted Average Rating**	AAA

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	42.2%
Exchange Traded Funds	33.2
Information Technology	6.3
Financials	2.8
Health Care	2.8
Consumer Discretionary	2.4
Industrials	1.9
Communication Services	1.9
Investment Companies	1.5
Consumer Staples	1.3
Energy	0.9
Real Estate	0.6
Materials	0.5
Utilities	0.5
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service

(12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,048.80	$5.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.72

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	10,267	$172,280
Verizon Communications, Inc.	6,021	226,992

		399,272

Entertainment (0.3%)
Electronic Arts, Inc.	353	48,294
Live Nation Entertainment, Inc.*	196	18,346
Netflix, Inc.*	626	304,787
Take-Two Interactive Software, Inc.*	225	36,214
Walt Disney Co. (The)*	2,625	237,011
Warner Bros Discovery, Inc.*	3,214	36,575

		681,227

Interactive Media & Services (1.3%)
Alphabet, Inc., Class A*	8,469	1,183,034
Alphabet, Inc., Class C*	7,132	1,005,113
Match Group, Inc.*	388	14,162
Meta Platforms, Inc., Class A*	3,178	1,124,885

		3,327,194

Media (0.1%)
Charter Communications, Inc., Class A*	144	55,970
Comcast Corp., Class A	5,755	252,357
Fox Corp., Class A	370	10,978
Fox Corp., Class B	199	5,502
Interpublic Group of Cos., Inc. (The)	546	17,822
News Corp., Class A	529	12,987
News Corp., Class B	170	4,372
Omnicom Group, Inc.	279	24,136
Paramount Global, Class B	688	10,176

		394,300

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	728	116,720

Total Communication Services		4,918,713

Consumer Discretionary (2.4%)
Automobile Components (0.0%)†
Aptiv plc*	408	36,606
BorgWarner, Inc.	333	11,938

		48,544

Automobiles (0.4%)
Ford Motor Co.	5,622	68,532
General Motors Co.	1,956	70,259
Tesla, Inc.*	3,960	983,981

		1,122,772

Broadline Retail (0.8%)
Amazon.com, Inc.*	13,020	1,978,259
eBay, Inc.	757	33,020
Etsy, Inc.*	170	13,779

		2,025,058

Distributors (0.0%)†
Genuine Parts Co.	205	28,393
LKQ Corp.	365	17,443
Pool Corp.	54	21,530

		67,366

Hotels, Restaurants & Leisure (0.5%)
Airbnb, Inc., Class A*	624	84,951
Booking Holdings, Inc.*	50	177,361
Caesars Entertainment, Inc.*	318	14,908
Carnival Corp.*	1,442	26,735
Chipotle Mexican Grill, Inc.*	39	89,191
Darden Restaurants, Inc.	169	27,767
Domino’s Pizza, Inc.	49	20,199
Expedia Group, Inc.*	192	29,144
Hilton Worldwide Holdings, Inc.	365	66,463
Las Vegas Sands Corp.	536	26,377
Marriott International, Inc., Class A	355	80,056
McDonald’s Corp.	1,038	307,777
MGM Resorts International*	410	18,319
Norwegian Cruise Line Holdings Ltd. (x)*	573	11,483
Royal Caribbean Cruises Ltd.*	335	43,379
Starbucks Corp.	1,643	157,744
Wynn Resorts Ltd.	141	12,847
Yum! Brands, Inc.	403	52,656

		1,247,357

Household Durables (0.1%)
DR Horton, Inc.	431	65,503
Garmin Ltd.	214	27,508
Lennar Corp., Class A	358	53,356
Mohawk Industries, Inc.*	73	7,556
NVR, Inc.*	5	35,002
PulteGroup, Inc.	303	31,276
Whirlpool Corp.	77	9,376

		229,577

Leisure Products (0.0%)†
Hasbro, Inc.	182	9,293

Specialty Retail (0.5%)
AutoZone, Inc.*	25	64,640
Bath & Body Works, Inc.	318	13,725
Best Buy Co., Inc.	273	21,370
CarMax, Inc.*	219	16,806
Home Depot, Inc. (The)	1,433	496,606
Lowe’s Cos., Inc.	827	184,049
O’Reilly Automotive, Inc.*	84	79,807
Ross Stores, Inc.	488	67,534
TJX Cos., Inc. (The)	1,632	153,098
Tractor Supply Co.	156	33,545
Ulta Beauty, Inc.*	72	35,279

		1,166,459

Textiles, Apparel & Luxury Goods (0.1%)
Lululemon Athletica, Inc.*	166	84,874
NIKE, Inc., Class B	1,747	189,672
Ralph Lauren Corp.	57	8,219
Tapestry, Inc.	336	12,368
VF Corp.	462	8,686

		303,819

Total Consumer Discretionary		6,220,245

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples (1.3%)
Beverages (0.3%)
Brown-Forman Corp., Class B	253	$14,446
Coca-Cola Co. (The)	5,583	329,006
Constellation Brands, Inc., Class A	235	56,811
Keurig Dr Pepper, Inc.	1,437	47,881
Molson Coors Beverage Co., Class B	263	16,098
Monster Beverage Corp.*	1,049	60,433
PepsiCo, Inc.	1,965	333,736

		858,411

Consumer Staples Distribution & Retail (0.4%)
Costco Wholesale Corp.	632	417,171
Dollar General Corp.	314	42,688
Dollar Tree, Inc.*	303	43,041
Kroger Co. (The)	941	43,013
Sysco Corp.	730	53,385
Target Corp.	658	93,712
Walgreens Boots Alliance, Inc.	1,008	26,319
Walmart, Inc.	2,046	322,552

		1,041,881

Food Products (0.2%)
Archer-Daniels-Midland Co.	770	55,609
Bunge Global SA	211	21,300
Campbell Soup Co.	272	11,759
Conagra Brands, Inc.	661	18,944
General Mills, Inc.	844	54,978
Hershey Co. (The)	213	39,712
Hormel Foods Corp.	396	12,716
J M Smucker Co. (The)	154	19,463
Kellanova	386	21,581
Kraft Heinz Co. (The)	1,159	42,860
Lamb Weston Holdings, Inc.	214	23,131
McCormick & Co., Inc. (Non-Voting)	358	24,494
Mondelez International, Inc., Class A	1,950	141,239
Tyson Foods, Inc., Class A	394	21,178

		508,964

Household Products (0.3%)
Church & Dwight Co., Inc.	346	32,718
Clorox Co. (The)	172	24,526
Colgate-Palmolive Co.	1,182	94,217
Kimberly-Clark Corp.	487	59,175
Procter & Gamble Co. (The)	3,365	493,107

		703,743

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	328	47,970
Kenvue, Inc.	2,498	53,782

		101,752

Tobacco (0.1%)
Altria Group, Inc.	2,544	102,625
Philip Morris International, Inc.	2,223	209,140

		311,765

Total Consumer Staples		3,526,516

Energy (0.9%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,450	49,561
Halliburton Co.	1,265	45,730
Schlumberger NV	2,051	106,734

		202,025

Oil, Gas & Consumable Fuels (0.8%)
APA Corp.	437	15,680
Chevron Corp.	2,511	374,541
ConocoPhillips	1,701	197,435
Coterra Energy, Inc.	1,104	28,174
Devon Energy Corp.	917	41,540
Diamondback Energy, Inc.	258	40,011
EOG Resources, Inc.	838	101,356
EQT Corp.	589	22,771
Exxon Mobil Corp.	5,732	573,085
Hess Corp.	398	57,376
Kinder Morgan, Inc.	2,798	49,357
Marathon Oil Corp.	813	19,642
Marathon Petroleum Corp.	542	80,411
Occidental Petroleum Corp.	941	56,187
ONEOK, Inc.	832	58,423
Phillips 66	632	84,144
Pioneer Natural Resources Co.	332	74,660
Targa Resources Corp.	314	27,277
Valero Energy Corp.	485	63,050
Williams Cos., Inc. (The)	1,750	60,952

		2,026,072

Total Energy		2,228,097

Financials (2.8%)
Banks (0.7%)
Bank of America Corp.	9,858	331,919
Citigroup, Inc.	2,741	140,997
Citizens Financial Group, Inc.	667	22,104
Comerica, Inc.	180	10,046
Fifth Third Bancorp	1,002	34,559
Huntington Bancshares, Inc.	2,141	27,233
JPMorgan Chase & Co.	4,136	703,534
KeyCorp	1,382	19,901
M&T Bank Corp.	242	33,173
PNC Financial Services Group, Inc. (The)	575	89,039
Regions Financial Corp.	1,334	25,853
Truist Financial Corp.	1,909	70,480
US Bancorp	2,221	96,125
Wells Fargo & Co.	5,184	255,156
Zions Bancorp NA	211	9,257

		1,869,376

Capital Markets (0.7%)
Ameriprise Financial, Inc.	144	54,695
Bank of New York Mellon Corp. (The)	1,115	58,036
BlackRock, Inc.	200	162,360
Blackstone, Inc.	1,015	132,884
Cboe Global Markets, Inc.	148	26,427
Charles Schwab Corp. (The)	2,129	146,475
CME Group, Inc.	518	109,091
FactSet Research Systems, Inc.	53	25,284
Goldman Sachs Group, Inc. (The)	469	180,926
Intercontinental Exchange, Inc.	821	105,441
Invesco Ltd.	632	11,275
MarketAxess Holdings, Inc.	57	16,692
Moody’s Corp.	225	87,876

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Morgan Stanley	1,804	$168,223
MSCI, Inc.	115	65,050
Nasdaq, Inc.	499	29,012
Northern Trust Corp.	294	24,808
Raymond James Financial, Inc.	278	30,997
S&P Global, Inc.	463	203,961
State Street Corp.	449	34,779
T. Rowe Price Group, Inc.	321	34,568

		1,708,860

Consumer Finance (0.1%)
American Express Co.	828	155,118
Capital One Financial Corp.	543	71,198
Discover Financial Services	363	40,801
Synchrony Financial	610	23,296

		290,413

Financial Services (0.9%)
Berkshire Hathaway, Inc., Class B*	2,603	928,386
Fidelity National Information Services, Inc.	838	50,339
Fiserv, Inc.*	860	114,243
FleetCor Technologies, Inc.*	103	29,109
Global Payments, Inc.	368	46,736
Jack Henry & Associates, Inc.	108	17,648
Mastercard, Inc., Class A	1,187	506,267
PayPal Holdings, Inc.*	1,556	95,554
Visa, Inc., Class A	2,283	594,379

		2,382,661

Insurance (0.4%)
Aflac, Inc.	759	62,617
Allstate Corp. (The)	372	52,073
American International Group, Inc.	1,003	67,953
Aon plc, Class A	287	83,523
Arch Capital Group Ltd.*	526	39,066
Arthur J Gallagher & Co.	312	70,163
Assurant, Inc.	71	11,963
Brown & Brown, Inc.	327	23,253
Chubb Ltd.	582	131,532
Cincinnati Financial Corp.	222	22,968
Everest Group Ltd.	61	21,568
Globe Life, Inc.	130	15,824
Hartford Financial Services Group, Inc. (The)	424	34,081
Loews Corp.	273	18,998
Marsh & McLennan Cos., Inc.	702	133,008
MetLife, Inc.	884	58,459
Principal Financial Group, Inc.	323	25,410
Progressive Corp. (The)	839	133,636
Prudential Financial, Inc.	521	54,033
Travelers Cos., Inc. (The)	330	62,862
W R Berkley Corp.	302	21,357
Willis Towers Watson plc	146	35,215

		1,179,562

Total Financials		7,430,872

Health Care (2.8%)
Biotechnology (0.5%)
AbbVie, Inc.	2,532	392,384
Amgen, Inc.	764	220,047
Biogen, Inc.*	205	53,048
Gilead Sciences, Inc.	1,774	143,712
Incyte Corp.*	257	16,137
Moderna, Inc.*	484	48,134
Regeneron Pharmaceuticals, Inc.*	154	135,257
Vertex Pharmaceuticals, Inc.*	368	149,735

		1,158,454

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	2,484	273,414
Align Technology, Inc.*	101	27,674
Baxter International, Inc.	711	27,487
Becton Dickinson & Co.	414	100,945
Boston Scientific Corp.*	2,107	121,806
Cooper Cos., Inc. (The)	74	28,004
Dentsply Sirona, Inc.	298	10,606
Dexcom, Inc.*	549	68,125
Edwards Lifesciences Corp.*	863	65,804
GE HealthCare Technologies, Inc.	556	42,990
Hologic, Inc.*	344	24,579
IDEXX Laboratories, Inc.*	120	66,606
Insulet Corp.*	104	22,566
Intuitive Surgical, Inc.*	502	169,355
Medtronic plc	1,902	156,687
ResMed, Inc.	212	36,468
STERIS plc	141	30,999
Stryker Corp.	484	144,939
Teleflex, Inc.	69	17,204
Zimmer Biomet Holdings, Inc.	299	36,388

		1,472,646

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	356	35,885
Cencora, Inc.	242	49,702
Centene Corp.*	766	56,845
Cigna Group (The)	421	126,068
CVS Health Corp.	1,834	144,813
DaVita, Inc.*	73	7,647
Elevance Health, Inc.	337	158,916
HCA Healthcare, Inc.	285	77,144
Henry Schein, Inc.*	184	13,931
Humana, Inc.	174	79,659
Laboratory Corp. of America Holdings	118	26,820
McKesson Corp.	190	87,966
Molina Healthcare, Inc.*	81	29,266
Quest Diagnostics, Inc.	163	22,474
UnitedHealth Group, Inc.	1,325	697,573
Universal Health Services, Inc., Class B	90	13,720

		1,628,429

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	417	57,975
Bio-Rad Laboratories, Inc., Class A*	30	9,687
Bio-Techne Corp.	230	17,747
Charles River Laboratories International, Inc.*	77	18,203
Danaher Corp.	942	217,922
Illumina, Inc.*	226	31,468
IQVIA Holdings, Inc.*	264	61,084
Mettler-Toledo International, Inc.*	31	37,602
Revvity, Inc.	174	19,020
Thermo Fisher Scientific, Inc.	552	292,996

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Waters Corp.*	86	$28,314
West Pharmaceutical Services, Inc.	108	38,029

		830,047

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	2,919	149,774
Catalent, Inc.*	279	12,535
Eli Lilly and Co.	1,142	665,695
Johnson & Johnson	3,449	540,596
Merck & Co., Inc.	3,628	395,524
Pfizer, Inc.	8,064	232,163
Viatris, Inc.	1,694	18,346
Zoetis, Inc.	653	128,883

		2,143,516

Total Health Care		7,233,092

Industrials (1.9%)
Aerospace & Defense (0.4%)
Axon Enterprise, Inc.*	103	26,608
Boeing Co. (The)*	814	212,177
General Dynamics Corp.	327	84,912
Howmet Aerospace, Inc.	576	31,173
Huntington Ingalls Industries, Inc.	54	14,021
L3Harris Technologies, Inc.	270	56,867
Lockheed Martin Corp.	317	143,677
Northrop Grumman Corp.	201	94,096
RTX Corp.	2,058	173,160
Textron, Inc.	275	22,116
TransDigm Group, Inc.	80	80,928

		939,735

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	171	14,773
Expeditors International of Washington, Inc.	212	26,966
FedEx Corp.	331	83,733
United Parcel Service, Inc., Class B	1,030	161,947

		287,419

Building Products (0.1%)
A.O. Smith Corp.	175	14,427
Allegion plc	126	15,963
Builders FirstSource, Inc.*	177	29,548
Carrier Global Corp.	1,207	69,342
Johnson Controls International plc	983	56,660
Masco Corp.	319	21,367
Trane Technologies plc	325	79,268

		286,575

Commercial Services & Supplies (0.1%)
Cintas Corp.	123	74,127
Copart, Inc.*	1,241	60,809
Republic Services, Inc.	290	47,824
Rollins, Inc.	406	17,730
Veralto Corp.	311	25,583
Waste Management, Inc.	522	93,490

		319,563

Construction & Engineering (0.0%)†
Quanta Services, Inc.	211	45,534

Electrical Equipment (0.1%)
AMETEK, Inc.	335	55,238
Eaton Corp. plc	569	137,026
Emerson Electric Co.	808	78,643
Generac Holdings, Inc.*	87	11,244
Hubbell, Inc., Class B	77	25,328
Rockwell Automation, Inc.	164	50,919

		358,398

Ground Transportation (0.2%)
CSX Corp.	2,844	98,601
JB Hunt Transport Services, Inc.	113	22,571
Norfolk Southern Corp.	322	76,114
Old Dominion Freight Line, Inc.	127	51,477
Uber Technologies, Inc.*	2,950	181,631
Union Pacific Corp.	872	214,181

		644,575

Industrial Conglomerates (0.2%)
3M Co.	787	86,035
General Electric Co.	1,559	198,975
Honeywell International, Inc.	945	198,176

		483,186

Machinery (0.4%)
Caterpillar, Inc.	733	216,726
Cummins, Inc.	203	48,633
Deere & Co.	384	153,550
Dover Corp.	197	30,301
Fortive Corp.	490	36,079
IDEX Corp.	111	24,099
Illinois Tool Works, Inc.	394	103,204
Ingersoll Rand, Inc.	575	44,470
Nordson Corp.	79	20,869
Otis Worldwide Corp.	589	52,698
PACCAR, Inc.*	753	73,530
Parker-Hannifin Corp.	184	84,769
Pentair plc	228	16,578
Snap-on, Inc.	78	22,530
Stanley Black & Decker, Inc.	222	21,778
Westinghouse Air Brake Technologies Corp.	257	32,613
Xylem, Inc.	342	39,111

		1,021,538

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	912	12,531
Delta Air Lines, Inc.	915	36,810
Southwest Airlines Co.	846	24,433
United Airlines Holdings, Inc.*	473	19,516

		93,290

Professional Services (0.2%)
Automatic Data Processing, Inc.	591	137,685
Broadridge Financial Solutions, Inc.	165	33,949
Ceridian HCM Holding, Inc.*	212	14,229
Equifax, Inc.	177	43,770
Jacobs Solutions, Inc.	175	22,715
Leidos Holdings, Inc.	202	21,865
Paychex, Inc.	465	55,386
Paycom Software, Inc.	67	13,850
Robert Half, Inc.	155	13,628

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Verisk Analytics, Inc.	207	$49,444

		406,521

Trading Companies & Distributors (0.1%)
Fastenal Co.	806	52,205
United Rentals, Inc.	97	55,622
WW Grainger, Inc.	64	53,036

		160,863

Total Industrials		5,047,197

Information Technology (6.3%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	362	85,255
Cisco Systems, Inc.	5,813	293,673
F5, Inc.*	83	14,855
Juniper Networks, Inc.	453	13,354
Motorola Solutions, Inc.	239	74,829

		481,966

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	862	85,450
CDW Corp.	189	42,964
Corning, Inc.	1,074	32,703
Jabil, Inc.	184	23,442
Keysight Technologies, Inc.*	260	41,363
TE Connectivity Ltd.	447	62,804
Teledyne Technologies, Inc.*	66	29,455
Trimble, Inc.*	370	19,684
Zebra Technologies Corp., Class A*	71	19,406

		357,271

IT Services (0.3%)
Accenture plc, Class A	897	314,766
Akamai Technologies, Inc.*	217	25,682
Cognizant Technology Solutions Corp., Class A	720	54,381
EPAM Systems, Inc.*	85	25,274
Gartner, Inc.*	110	49,622
International Business Machines Corp.	1,309	214,087
VeriSign, Inc.*	129	26,569

		710,381

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	2,314	341,107
Analog Devices, Inc.	710	140,978
Applied Materials, Inc.	1,203	194,970
Broadcom, Inc.	628	701,005
Enphase Energy, Inc.*	191	25,239
First Solar, Inc.*	158	27,220
Intel Corp.	6,034	303,208
KLA Corp.	195	113,353
Lam Research Corp.	188	147,253
Microchip Technology, Inc.	773	69,709
Micron Technology, Inc.	1,570	133,984
Monolithic Power Systems, Inc.	68	42,893
NVIDIA Corp.	3,536	1,751,098
NXP Semiconductors NV	369	84,752
ON Semiconductor Corp.*	621	51,872
Qorvo, Inc.*	144	16,216
QUALCOMM, Inc.	1,589	229,817
Skyworks Solutions, Inc.	233	26,194
Teradyne, Inc.	218	23,657
Texas Instruments, Inc.	1,300	221,598

		4,646,123

Software (2.3%)
Adobe, Inc.*	651	388,387
ANSYS, Inc.*	122	44,271
Autodesk, Inc.*	304	74,018
Cadence Design Systems, Inc.*	388	105,680
Fair Isaac Corp.*	36	41,904
Fortinet, Inc.*	901	52,736
Gen Digital, Inc.	823	18,781
Intuit, Inc.	401	250,637
Microsoft Corp.	10,640	4,001,066
Oracle Corp.	2,275	239,853
Palo Alto Networks, Inc.*	445	131,222
PTC, Inc.*	171	29,918
Roper Technologies, Inc.	153	83,411
Salesforce, Inc.*	1,394	366,817
ServiceNow, Inc.*	294	207,708
Synopsys, Inc.*	219	112,765
Tyler Technologies, Inc.*	62	25,923

		6,175,097

Technology Hardware, Storage & Peripherals (1.6%)
Apple, Inc.	20,928	4,029,268
Hewlett Packard Enterprise Co.	1,890	32,092
HP, Inc.	1,258	37,853
NetApp, Inc.	300	26,448
Seagate Technology Holdings plc	272	23,221
Western Digital Corp.*	465	24,352

		4,173,234

Total Information Technology		16,544,072

Materials (0.5%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.	319	87,342
Albemarle Corp.	171	24,706
Celanese Corp.	149	23,150
CF Industries Holdings, Inc.	272	21,624
Corteva, Inc.	1,028	49,262
Dow, Inc.	999	54,785
DuPont de Nemours, Inc.	618	47,543
Eastman Chemical Co.	167	15,000
Ecolab, Inc.	365	72,398
FMC Corp.	172	10,844
International Flavors & Fragrances, Inc.	357	28,906
Linde plc	693	284,622
LyondellBasell Industries NV, Class A	373	35,465
Mosaic Co. (The)	479	17,115
PPG Industries, Inc.	332	49,651
Sherwin-Williams Co. (The)	339	105,734

		928,147

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	90	44,902
Vulcan Materials Co.	189	42,905

		87,807

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Containers & Packaging (0.0%)†
Amcor plc	2,072	$19,974
Avery Dennison Corp.	112	22,642
Ball Corp.	465	26,747
International Paper Co.	500	18,075
Packaging Corp. of America	130	21,178
Westrock Co.	352	14,615

		123,231

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	2,067	87,992
Newmont Corp.	1,666	68,956
Nucor Corp.	348	60,566
Steel Dynamics, Inc.	223	26,336

		243,850

Total Materials		1,383,035

Real Estate (0.6%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	815	16,137
Ventas, Inc. (REIT)	561	27,960
Welltower, Inc. (REIT)	800	72,136

		116,233

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	972	18,925

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,328	177,022

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	227	28,777
Boston Properties, Inc. (REIT)	215	15,086

		43,863

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	443	41,239
CoStar Group, Inc.*	594	51,910

		93,149

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	206	38,567
Camden Property Trust (REIT)	148	14,695
Equity Residential (REIT)	487	29,785
Essex Property Trust, Inc. (REIT)	96	23,802
Invitation Homes, Inc. (REIT)	832	28,380
Mid-America Apartment Communities, Inc. (REIT)	168	22,589
UDR, Inc. (REIT)	453	17,346

		175,164

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	98	10,099
Kimco Realty Corp. (REIT)	931	19,840
Realty Income Corp. (REIT)	1,025	58,855
Regency Centers Corp. (REIT)	227	15,209
Simon Property Group, Inc. (REIT)	474	67,611

		171,614

Specialized REITs (0.3%)
American Tower Corp. (REIT)	664	143,344
Crown Castle, Inc. (REIT)	616	70,957
Digital Realty Trust, Inc. (REIT)	428	57,600
Equinix, Inc. (REIT)	134	107,922
Extra Space Storage, Inc. (REIT)	298	47,779
Iron Mountain, Inc. (REIT)	407	28,482
Public Storage (REIT)	225	68,625
SBA Communications Corp. (REIT)	152	38,561
VICI Properties, Inc. (REIT), Class A	1,519	48,426
Weyerhaeuser Co. (REIT)	1,030	35,813

		647,509

Total Real Estate		1,443,479

Utilities (0.5%)
Electric Utilities (0.3%)
Alliant Energy Corp.	377	19,340
American Electric Power Co., Inc.	760	61,727
Constellation Energy Corp.	454	53,068
Duke Energy Corp.	1,109	107,617
Edison International	561	40,106
Entergy Corp.	304	30,762
Evergy, Inc.	344	17,957
Eversource Energy	507	31,292
Exelon Corp.	1,422	51,050
FirstEnergy Corp.	716	26,248
NextEra Energy, Inc.	2,940	178,576
NRG Energy, Inc.	317	16,389
PG&E Corp.	3,031	54,649
Pinnacle West Capital Corp.	160	11,494
PPL Corp.	1,074	29,105
Southern Co. (The)	1,557	109,177
Xcel Energy, Inc.	793	49,095

		887,652

Gas Utilities (0.0%)†
Atmos Energy Corp.	209	24,223

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	975	18,769

Multi-Utilities (0.2%)
Ameren Corp.	381	27,562
CenterPoint Energy, Inc.	890	25,427
CMS Energy Corp.	423	24,564
Consolidated Edison, Inc.	494	44,939
Dominion Energy, Inc.	1,187	55,789
DTE Energy Co.	297	32,747
NiSource, Inc.	567	15,054
Public Service Enterprise Group, Inc.	720	44,028
Sempra	903	67,481
WEC Energy Group, Inc.	442	37,203

		374,794

Water Utilities (0.0%)†
American Water Works Co., Inc.	281	37,089

Total Utilities		1,342,527

Total Common Stocks (21.9%) (Cost $37,627,716)		57,317,845

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (33.2%)
iShares Core MSCI EAFE ETF	919,656	$64,697,799
iShares Core S&P Mid-Cap ETF	38,885	10,776,978
iShares Russell 2000 ETF (x)	55,787	11,197,009

Total Exchange Traded Funds (33.2%) (Cost $72,641,981)		86,671,786

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (42.2%)
U.S. Treasury Notes 0.750%, 8/31/26	$10,299,500	9,443,354
2.250%, 2/15/27	15,745,000	14,945,450
2.375%, 5/15/27	15,508,500	14,733,075
0.500%, 10/31/27	4,209,000	3,702,605
1.000%, 7/31/28	8,648,500	7,610,005
2.875%, 8/15/28	13,340,500	12,774,571
1.250%, 9/30/28	11,674,500	10,351,999
1.375%, 10/31/28	10,076,000	8,974,724
3.125%, 8/31/29	8,003,000	7,696,010
3.875%, 9/30/29	7,964,000	7,957,778
0.625%, 8/15/30	14,671,000	11,913,311

Total U.S. Treasury Obligations		110,102,882

Total Long-Term Debt Securities (42.2%) (Cost $111,378,593)		110,102,882

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	978,084	978,084
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	27,816	27,816
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	28,519	28,519
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	2,849,951	2,852,231
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	16,827	16,827

Total Investment Companies		3,903,477

Total Short-Term Investments (1.5%) (Cost $3,903,301)		3,903,477

Total Investments in Securities (98.8%) (Cost $225,551,591)		257,995,990
Other Assets Less Liabilities (1.2%)		3,164,772

Net Assets (100%)		$261,160,762

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $5,870,211. This was collateralized by $5,044,984 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $1,051,246 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	1	3/2024	USD	241,000	7,997

					7,997

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$4,918,713	$—	$—	$4,918,713
Consumer Discretionary	6,220,245	—	—	6,220,245
Consumer Staples	3,526,516	—	—	3,526,516
Energy	2,228,097	—	—	2,228,097
Financials	7,430,872	—	—	7,430,872
Health Care	7,233,092	—	—	7,233,092
Industrials	5,047,197	—	—	5,047,197
Information Technology	16,544,072	—	—	16,544,072
Materials	1,383,035	—	—	1,383,035
Real Estate	1,443,479	—	—	1,443,479
Utilities	1,342,527	—	—	1,342,527
Exchange Traded Funds	86,671,786	—	—	86,671,786
Futures	7,997	—	—	7,997
Short-Term Investments
Investment Companies	3,903,477	—	—	3,903,477
U.S. Treasury Obligations	—	110,102,882	—	110,102,882

Total Assets	$147,901,105	$110,102,882	$—	$258,003,987

Total Liabilities	$—	$—	$—	$—

Total	$147,901,105	$110,102,882	$—	$258,003,987

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$7,997	*

Total		$7,997

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(48,353)	$(48,353)

Total	$(48,353)	$(48,353)

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(184,360)	$(184,360)

Total	$(184,360)	$(184,360)

^	The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$217,000
Average notional value of contracts — short	9,019,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,392,532
Long-term U.S. government debt securities	170,022,088

$182,414,620

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,972,878
Long-term U.S. government debt securities	154,245,941

$158,218,819

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,423,271
Aggregate gross unrealized depreciation	(5,065,052)

Net unrealized appreciation	$32,358,219

Federal income tax cost of investments in securities and derivative instruments, if applicable	$225,645,768

For the year ended December 31, 2023, the Portfolio incurred approximately $2 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $225,551,591)	$257,995,990
Cash	3,707,000
Dividends, interest and other receivables	707,423
Receivable for Portfolio shares sold	98,999
Due from broker for futures variation margin	11,189
Securities lending income receivable	4,256
Other assets	1,328

Total assets	262,526,185

LIABILITIES
Payable for return of collateral on securities loaned	1,051,246
Investment management fees payable	139,215
Distribution fees payable – Class IB	54,044
Payable for Portfolio shares repurchased	43,521
Administrative fees payable	28,115
Accrued expenses	49,282

Total liabilities	1,365,423

Commitments and contingent liabilities^
NET ASSETS	$261,160,762

Net assets were comprised of:
Paid in capital	$261,433,441
Total distributable earnings (loss)	(272,679)

Net assets	$261,160,762

Class IB
Net asset value, offering and redemption price per share, $261,160,762 / 23,446,769 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.14

(x)	Includes value of securities on loan of $5,870,211.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$3,328,694
Dividends (net of $130 foreign withholding tax)	3,146,383
Securities lending (net)	39,512

Total income	6,514,589

EXPENSES
Investment management fees	1,876,470
Distribution fees – Class IB	586,395
Administrative fees	299,939
Professional fees	61,752
Printing and mailing expenses	26,674
Custodian fees	19,300
Trustees’ fees	8,159
Miscellaneous	15,512

Gross expenses	2,894,201
Less: Waiver from investment manager	(260,099)

Net expenses	2,634,102

NET INVESTMENT INCOME (LOSS)	3,880,487

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(3,006,620)
Futures contracts	(48,353)

Net realized gain (loss)	(3,054,973)

Change in unrealized appreciation (depreciation) on:
Investments in securities	26,397,796
Futures contracts	(184,360)

Net change in unrealized appreciation (depreciation)	26,213,436

NET REALIZED AND UNREALIZED GAIN (LOSS)	23,158,463

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,038,950

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,880,487	$1,533,446
Net realized gain (loss)	(3,054,973)	(7,893,047)
Net change in unrealized appreciation (depreciation)	26,213,436	(29,093,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,038,950	(35,452,603)

Distributions to shareholders:
Class IB	(3,756,285)	(2,367,057)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,265,190 and 2,503,713 shares, respectively ]	45,465,680	26,510,973
Capital shares issued in reinvestment of dividends and distributions [ 340,420 and 231,799 shares, respectively ]	3,756,285	2,367,057
Capital shares repurchased [ (2,237,121) and (2,098,770) shares , respectively]	(23,606,122)	(21,390,016)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	25,615,843	7,488,014

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,898,508	(30,331,646)
NET ASSETS:
Beginning of year	212,262,254	242,593,900

End of year	$261,160,762	$212,262,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.07		$11.87		$11.85		$11.63		$10.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18		0.07		0.05		0.04		0.13
Net realized and unrealized gain (loss)	1.05		(1.75)		0.92		0.29		1.49

Total from investment operations	1.23		(1.68)		0.97		0.33		1.62

Less distributions:
Dividends from net investment income	(0.16)		(0.11)		(0.03)		(0.05)		(0.12)
Distributions from net realized gains	—		(0.01)		(0.92)		(0.06)		(0.70)

Total dividends and distributions	(0.16)		(0.12)		(0.95)		(0.11)		(0.82)

Net asset value, end of year	$11.14		$10.07		$11.87		$11.85		$11.63

Total return	12.27%		(14.22)%		8.27%		2.85%		14.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$261,161		$212,262		$242,594		$219,152		$207,878
Ratio of expenses to average net assets:
After waivers (f)	1.12	%(j)	1.16	%(k)	1.17	%(o)	1.17	%(o)	1.14	%(o)
Before waivers (f)	1.23%		1.22%		1.21%		1.24%		1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.65%		0.70%		0.41%		0.39%		1.12%
Before waivers (f)	1.54%		0.63%		0.36%		0.33%		1.03%
Portfolio turnover rate^	69%		61%		69%		77%		305%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Franklin Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	12.10%	13.88%	11.70%
S&P 500® Index	26.29	15.69	13.08

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 12.10% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned 26.29% over the same period.

Portfolio Highlights

What helped performance during the year:

•	An underweight in Financials, along with stock selection in the sector, contributed to relative performance, as did a lack of exposure to the Utilities and Real Estate sectors.

•	Holdings that contributed to the Portfolio’s relative performance included Microsoft Corp., West Pharmaceutical Services, Inc. and WW Grainger, Inc.

•

Enterprise software company Microsoft, the Portfolio’s largest holding, was also the top individual contributor in 2023. The shares reached all-time highs in July, lifted by news of the company’s potential acquisition of videogame company Activision Blizzard (not a Portfolio holding), which closed in October.

•

Drug packaging and delivery company West Pharmaceutical Services contributed to relative performance. The company repeatedly announced quarterly financial results that beat analysts’ estimates and raised guidance, bolstered by particular strength in its generics segment. The shares declined late in the year amid concerns about demand for products related to COVID-19 vaccines and therapies, and West Pharma’s net sales for the third quarter missed analysts’ estimates. Earnings surpassed consensus expectations, however, and in October the company raised its 2023 adjusted profit forecast for the third time during the year, supported by the U.S. dollar’s strength.

•

Shares of industrial supply company WW Grainger advanced sharply during the year amid a string of above-consensus earnings results and raised guidance, closing 2023 near an all-time high. The company reported better-than-expected growth in multiple business lines, led by its “high-touch solutions” segment, where volumes surged on a year-over-year basis, highlighting what we view as the company’s high level of customer service and support. Grainger shares benefitted from continuing signs of cooling inflation.

What hurt performance during the year:

•

Stock selection and an underweight in Information Technology made the sector the largest detractor during the period. Stock selection in Consumer Discretionary and a combination of stock choices and an overweight within Industrials also hindered relative returns.

•	Holdings that detracted from the Portfolio’s relative performance included Apple, Inc., RTX Corp. and Air Products and Chemicals, Inc.

•

The key driver of relative underperformance was the Portfolio’s lack of exposure to several heavily-weighted, growth- and technology-oriented index constituents — including chipmaker NVIDIA Corp., Meta Platforms, Inc., Amazon.com, Inc., Google parent Alphabet, Inc. and electric vehicle maker Tesla, Inc. — that were part of the so-called “Magnificent Seven” stocks that led markets in 2023. Many of the leading stocks were viewed as poised to benefit from the rise of AI. Within the Portfolio’s holdings, below-benchmark exposure to Apple, Inc., another Magnificent Seven stock, was a key relative detractor as its shares rose sharply during the year. Apple, Inc. benefitted from demand for its iPhone and from optimism surrounding AI, especially in the first seven months of the year.

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

•

Shares of aerospace and defense firm Raytheon Technologies, renamed RTX in July, posted a double-digit decline during the period. In July, RTX lowered its free cash flow estimate as it announced that some key aircraft engines would require accelerated inspections, which would raise costs for the next few years. In September, RTX said it will cost as much as US$7 billion to repair the engines and compensate airlines for lost aircraft service.

•

While industrial gas producer Air Products and Chemicals, Inc. beat third-quarter earnings estimates, its shares declined sharply as investors were disappointed by a larger-than-expected dip in revenues, which were weighed down by lower energy cost pass-throughs.

Portfolio Positioning and Outlook — Franklin Advisers, Inc.

At period-end, the Portfolio’s largest sector concentration was Information Technology, followed by Industrials and Health Dare.

We expect that slower growth, along with continued uncertainty, will likely continue in 2024, even as we remain optimistic about opportunities we see in the market and for initiatives that our Portfolio holdings are pursuing. Inflation has eased, and though the Federal Reserve (Fed) has signaled that its aggressive interest-rate hiking cycle is at or near an end, the trajectory of how much and how quickly inflation dissipates remains unclear. The Fed’s ongoing challenge remains reining in inflation without pushing the economy into a recession; slowing economic activity is a function of tightening monetary policy. A soft landing certainly remains a possibility, given historically low unemployment, legislative measures meant to stimulate some industrial activity and consumers’ ongoing resilience. Still, we are watching for signs of an economic slowdown, including the possibility of slowing corporate profit growth.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	22.2%
Industrials	18.9
Health Care	18.8
Consumer Staples	9.9
Materials	8.8
Consumer Discretionary	8.3
Financials	7.3
Energy	3.0
Investment Company	1.6
Cash and Other	1.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,033.40	$4.45
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.42

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.87%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.3%)
Hotels, Restaurants & Leisure (2.7%)
McDonald’s Corp.	24,159	$7,163,385
Starbucks Corp.	17,281	1,659,149

		8,822,534

Specialty Retail (3.9%)
Lowe’s Cos., Inc.	29,731	6,616,634
Ross Stores, Inc.	43,319	5,994,917

		12,611,551

Textiles, Apparel & Luxury Goods (1.7%)
NIKE, Inc., Class B	49,248	5,346,855

Total Consumer Discretionary		26,780,940

Consumer Staples (9.9%)
Beverages (1.8%)
PepsiCo, Inc.	33,712	5,725,646

Consumer Staples Distribution & Retail (2.9%)
Target Corp.	32,254	4,593,615
Walmart, Inc.	31,059	4,896,451

		9,490,066

Food Products (2.5%)
McCormick & Co., Inc. (Non-Voting)	51,665	3,534,919
Mondelez International, Inc., Class A	64,225	4,651,817

		8,186,736

Household Products (2.7%)
Colgate-Palmolive Co.	43,776	3,489,385
Procter & Gamble Co. (The)	35,673	5,227,521

		8,716,906

Total Consumer Staples		32,119,354

Energy (3.0%)
Oil, Gas & Consumable Fuels (3.0%)
Chevron Corp.	26,845	4,004,200
EOG Resources, Inc.	25,312	3,061,487
Exxon Mobil Corp.	26,232	2,622,675

Total Energy		9,688,362

Financials (7.3%)
Banks (1.6%)
JPMorgan Chase & Co.	30,844	5,246,564

Capital Markets (2.0%)
Charles Schwab Corp. (The)	22,100	1,520,480
Nasdaq, Inc.	83,691	4,865,795

		6,386,275

Financial Services (2.8%)
Visa, Inc., Class A	34,635	9,017,222

Insurance (0.9%)
Erie Indemnity Co., Class A	8,829	2,957,009

Total Financials		23,607,070

Health Care (18.8%)
Biotechnology (1.5%)
AbbVie, Inc.	31,637	4,902,786

Health Care Equipment & Supplies (9.2%)
Abbott Laboratories	55,066	6,061,114
Becton Dickinson & Co.	30,389	7,409,750
Medtronic plc	54,339	4,476,447
Stryker Corp.	39,708	11,890,958

		29,838,269

Health Care Providers & Services (3.0%)
UnitedHealth Group, Inc.	18,806	9,900,795

Life Sciences Tools & Services (2.9%)
Danaher Corp.	15,792	3,653,321
West Pharmaceutical Services, Inc.	15,951	5,616,666

		9,269,987

Pharmaceuticals (2.2%)
Johnson & Johnson	34,363	5,386,057
Pfizer, Inc.	59,307	1,707,448

		7,093,505

Total Health Care		61,005,342

Industrials (18.9%)
Aerospace & Defense (3.3%)
General Dynamics Corp.	18,972	4,926,459
RTX Corp. (x)	67,599	5,687,780

		10,614,239

Air Freight & Logistics (1.7%)
United Parcel Service, Inc., Class B	35,540	5,587,954

Building Products (2.7%)
Carlisle Cos., Inc.	13,421	4,193,123
Johnson Controls International plc	80,101	4,617,022

		8,810,145

Commercial Services & Supplies (1.9%)
Cintas Corp.	9,840	5,930,175
Veralto Corp.	3,697	304,115

		6,234,290

Electrical Equipment (1.1%)
nVent Electric plc	59,987	3,544,632

Ground Transportation (2.1%)
JB Hunt Transport Services, Inc.	14,455	2,887,242
Norfolk Southern Corp.	16,443	3,886,796

		6,774,038

Industrial Conglomerates (2.4%)
Honeywell International, Inc.	36,433	7,640,364

Machinery (1.9%)
Donaldson Co., Inc.	29,836	1,949,783
Dover Corp.	27,468	4,224,853

		6,174,636

Trading Companies & Distributors (1.8%)
WW Grainger, Inc.	6,942	5,752,766

Total Industrials		61,133,064

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Information Technology (22.2%)
IT Services (3.0%)
Accenture plc, Class A	27,405	$9,616,689

Semiconductors & Semiconductor Equipment (5.0%)
Analog Devices, Inc.	41,394	8,219,193
Texas Instruments, Inc.	46,496	7,925,708

		16,144,901

Software (13.9%)
Microsoft Corp.	81,789	30,755,935
Roper Technologies, Inc.	26,141	14,251,289

		45,007,224

Technology Hardware, Storage & Peripherals (0.3%)
Apple, Inc.	5,385	1,036,774

Total Information Technology		71,805,588

Materials (8.8%)
Chemicals (8.8%)
Air Products and Chemicals, Inc.	27,382	7,497,192
Albemarle Corp.	10,824	1,563,851
Ecolab, Inc.	22,223	4,407,932
Linde plc	30,682	12,601,404
Sherwin-Williams Co. (The)	7,800	2,432,820

Total Materials		28,503,199

Total Common Stocks (97.2%) (Cost $207,934,806)		314,642,919

SHORT-TERM INVESTMENT:
Investment Company (1.6%)
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	5,204,675	$5,208,839

Total Short-Term Investment (1.6%) (Cost $5,206,334)		5,208,839

Total Investments in Securities (98.8%) (Cost $213,141,140)		319,851,758
Other Assets Less Liabilities (1.2%)		3,736,572

Net Assets (100%)		$323,588,330

(x)

All or a portion of security is on loan at December 31, 2023. The Portfolio had loaned securities with a total value of $3,432,912. This was collateralized by $3,508,783 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,780,940	$—	$—	$26,780,940
Consumer Staples	32,119,354	—	—	32,119,354
Energy	9,688,362	—	—	9,688,362
Financials	23,607,070	—	—	23,607,070
Health Care	61,005,342	—	—	61,005,342
Industrials	61,133,064	—	—	61,133,064
Information Technology	71,805,588	—	—	71,805,588
Materials	28,503,199	—	—	28,503,199
Short-Term Investment
Investment Company	5,208,839	—	—	5,208,839

Total Assets	$319,851,758	$—	$—	$319,851,758

Total Liabilities	$—	$—	$—	$—

Total	$319,851,758	$—	$—	$319,851,758

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,585,148
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$22,996,771

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$108,300,314
Aggregate gross unrealized depreciation	(1,622,808)

Net unrealized appreciation	$106,677,506

Federal income tax cost of investments in securities and derivative instruments, if applicable	$213,174,252

For the year ended December 31, 2023, the Portfolio incurred approximately $1,430 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $213,141,140)	$319,851,758
Cash	4,300,000
Dividends, interest and other receivables	321,411
Receivable for Portfolio shares sold	52,369
Securities lending income receivable	64
Other assets	3,299

Total assets	324,528,901

LIABILITIES
Payable for securities purchased	529,764
Payable for Portfolio shares repurchased	144,662
Investment management fees payable	126,534
Distribution fees payable – Class IB	67,527
Administrative fees payable	25,372
Accrued expenses	46,712

Total liabilities	940,571

Commitments and contingent liabilities^
NET ASSETS	$323,588,330

Net assets were comprised of:
Paid in capital	$215,852,727
Total distributable earnings (loss)	107,735,603

Net assets	$323,588,330

Class IB
Net asset value, offering and redemption price per share, $323,588,330 / 7,198,273 shares outstanding (unlimited amount authorized: $0.01 par value)	$44.95

(x)	Includes value of securities on loan of $3,432,912.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends	$5,872,758
Interest	206,097
Securities lending (net)	12,052

Total income	6,090,907

EXPENSES
Investment management fees	1,860,358
Distribution fees – Class IB	775,145
Administrative fees	290,270
Professional fees	68,332
Printing and mailing expenses	34,438
Custodian fees	15,400
Trustees’ fees	11,066
Miscellaneous	6,517

Gross expenses	3,061,526
Less: Waiver from investment manager	(371,450)

Net expenses	2,690,076

NET INVESTMENT INCOME (LOSS)	3,400,831

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	2,114,997

Net change in unrealized appreciation (depreciation) on investments in securities	30,002,428

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,117,425

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35,518,256

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,400,831	$2,327,213
Net realized gain (loss)	2,114,997	3,721,523
Net change in unrealized appreciation (depreciation)	30,002,428	(34,676,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	35,518,256	(28,627,890)

Distributions to shareholders:
Class IB	(4,578,543)	(6,152,666)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 633,264 and 2,341,374 shares, respectively ]	27,067,391	97,555,114
Capital shares issued in reinvestment of dividends [ 103,083 and 146,984 shares, respectively ]	4,578,543	6,152,666
Capital shares repurchased [ (993,638) and (717,334) shares , respectively]	(42,249,441)	(29,571,896)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,603,507)	74,135,884

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,336,206	39,355,328
NET ASSETS:
Beginning of year	303,252,124	263,896,796

End of year	$323,588,330	$303,252,124

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$40.67		$46.42		$36.85		$31.99		$24.99

Income (loss) from investment operations:
Net investment income (loss) (e)	0.47		0.39		0.28		0.31		0.32
Net realized and unrealized gain (loss)	4.46		(5.30)		9.58		4.86		7.11

Total from investment operations	4.93		(4.91)		9.86		5.17		7.43

Less distributions:
Dividends from net investment income	(0.48)		(0.31)		(0.29)		(0.31)		(0.33)
Distributions from net realized gains	(0.17)		(0.53)		—		—		(0.10)

Total dividends and distributions	(0.65)		(0.84)		(0.29)		(0.31)		(0.43)

Net asset value, end of year	$44.95		$40.67		$46.42		$36.85		$31.99

Total return	12.10%		(10.60)%		26.76%		16.19%		29.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$323,588		$303,252		$263,897		$213,660		$188,172
Ratio of expenses to average net assets:
After waivers (f)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)	0.87	%(j)
Before waivers (f)	0.99%		0.99%		0.99%		1.01%		1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.10%		0.96%		0.67%		0.96%		1.10%
Before waivers (f)	0.98%		0.84%		0.55%		0.83%		0.94%
Portfolio turnover rate^	4%		5%		4%		10%		4%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.

See Notes to Financial Statements.

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Franklin Mutual Advisers, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	14.01%	9.78%	6.35%
Portfolio – Class IB Shares	14.07	9.78	6.35
Portfolio – Class K Shares	14.35	10.05	6.62
Russell 2000® Value Index	14.65	10.00	6.76

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 14.07% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 2000® Value Index, which returned 14.65% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Onto Innovation, Inc. is a provider of metrology and inspection tools for the semiconductor industry. The shares contributed to results in 2023 as Onto is expected to be a prime beneficiary of semiconductor equipment spending leveraged towards the next generation of chip architecture. Further, the end markets targeted by the company are expected to grow faster than the overall spending on wafer fab equipment.

•

TechnipFMC plc, an oilfield equipment and services company, contributed to relative performance, driven by better-than-expected results, an increase in oil prices, continued strength in offshore order inflow, and visibility on an improving industry order pipeline. Additionally, TechnipFMC restarted its quarterly dividend and expanded its share repurchase program.

•

Shares of UFP Industries, Inc., a provider of construction and lumber products, outperformed. Despite headwinds from lumber price deflation, the company has posted several consecutive quarters of double-digit EBITDA margins and management reiterated their confidence in maintaining the margin above 10% in the future. UFP has historically not purchased large amounts of its own stock, but as cash on the balance sheet continues to grow, the company has become more active.

What hurt performance during the year:

•

Envista Holdings Corp., a manufacturer of dental products, detracted as financial results came in weaker than expectations. This was due to weak demand for dental procedures, softer sales of big-ticket imaging capital equipment and issues with management execution.

•

The Hanover Insurance Group, Inc., a property and casualty (P&C) insurer, declined as results were negatively impacted by both significantly elevated natural catastrophe losses and the impact of rising inflationary trends on loss costs. While rising loss severity trends driven by elevated inflation have put pressure on insurance claim payouts, pricing trends have accelerated, reflecting industry discipline with rate increases expected to mitigate the impact of higher loss severity over time and result in improving results.

•

US-based energy producer Green Plains, Inc. is among the leading ethanol producers in the United States and is transitioning its fuel generation methodology under its Green Plains Generation 2.0 plan. A lack of investor confidence regarding the timing and magnitude of the transition benefits weighed on the stock price during the period, causing it to detract from relative results.

Portfolio Positioning and Outlook — Franklin Mutual Advisers, LLC

When measured relative to large-cap companies, profitable small-cap companies continue to trade near their lowest valuations in 20 years. We think this reflects concerns over high interest rates and the potential impact on economic growth. With an eye towards the future, we believe that the pessimism surrounding small-cap stocks, as reflected by absolute valuation in addition to wide share price dispersion, is presenting us with attractive long-term investment opportunities. We have

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

been positioning the Portfolio to reflect this by incrementally purchasing shares in companies that we believe are trading at depressed levels and could materially benefit from future developments including improved growth prospects, stable to lower interest rates, reduced input costs or increased labor availability. Conversely, we are also aware conditions could deteriorate even further. Given this environment, we are being mindful of position sizes for these types of companies until things become clearer.

Sector Weightings as of December 31, 2023	% of Net Assets
Financials	19.3%
Industrials	18.5
Consumer Discretionary	11.5
Information Technology	11.1
Investment Companies	8.2
Health Care	7.7
Materials	5.9
Energy	5.3
Real Estate	4.8
Consumer Staples	2.9
Utilities	1.5
Communication Services	0.9
Cash and Other	2.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,073.70	$5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class IB
Actual	1,000.00	1,074.30	5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class K
Actual	1,000.00	1,075.30	4.18
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (0.9%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	558	$18,593
AST SpaceMobile, Inc., Class A (x)*	2,665	16,070
ATN International, Inc.	479	18,667
Bandwidth, Inc., Class A*	1,015	14,687
Charge Enterprises, Inc. (x)*	6,352	725
Cogent Communications Holdings, Inc.	1,846	140,407
Consolidated Communications Holdings, Inc.*	3,093	13,454
EchoStar Corp., Class A (x)*	5,180	85,833
Globalstar, Inc. (x)*	28,478	55,247
IDT Corp., Class B*	695	23,692
Liberty Latin America Ltd., Class A*	1,553	11,353
Liberty Latin America Ltd., Class C*	6,242	45,816
Lumen Technologies, Inc.*	44,357	81,173
Ooma, Inc.*	1,003	10,762
Shenandoah Telecommunications Co.	2,134	46,137

		582,616

Entertainment (0.1%)
Atlanta Braves Holdings, Inc., Class A*	436	18,652
Atlanta Braves Holdings, Inc., Class C*	1,927	76,271
Cinemark Holdings, Inc.*	4,841	68,210
IMAX Corp.*	1,949	29,274
Lions Gate Entertainment Corp., Class A*	2,552	27,817
Lions Gate Entertainment Corp., Class B*	4,849	49,411
Loop Media, Inc. (x)*	1,604	1,604
Madison Square Garden Entertainment Corp., Class A*	1,636	52,008
Marcus Corp. (The) (x)	1,042	15,192
Playstudios, Inc.*	3,467	9,396
Reservoir Media, Inc.*	816	5,818
Sphere Entertainment Co.*	1,051	35,692
Vivid Seats, Inc., Class A*	1,085	6,857

		396,202

Interactive Media & Services (0.3%)
Bumble, Inc., Class A*	4,413	65,048
Cargurus, Inc., Class A*	4,245	102,559
Cars.com, Inc.*	2,733	51,845
DHI Group, Inc.*	1,792	4,641
Eventbrite, Inc., Class A*	3,272	27,354
EverQuote, Inc., Class A*	983	12,032
fuboTV, Inc. (x)*	12,288	39,076
Grindr, Inc.*	1,804	15,839
MediaAlpha, Inc., Class A*	995	11,094
Nextdoor Holdings, Inc.*	6,403	12,102
Outbrain, Inc.*	1,596	6,990
QuinStreet, Inc.*	2,219	28,447
Shutterstock, Inc.	1,004	48,473
System1, Inc. (x)*	1,090	2,420
TrueCar, Inc.*	3,824	13,231
Vimeo, Inc.*	6,380	25,009
Yelp, Inc., Class A*	2,843	134,588
Ziff Davis, Inc.*	1,988	133,574
ZipRecruiter, Inc., Class A*	2,974	41,339

		775,661

Media (0.3%)
Advantage Solutions, Inc.*	3,397	12,297
AMC Networks, Inc., Class A*	1,313	24,671
Boston Omaha Corp., Class A*	977	15,368
Cardlytics, Inc.*	1,525	14,045
Clear Channel Outdoor Holdings, Inc.*	16,289	29,646
Daily Journal Corp.*	59	20,108
Emerald Holding, Inc.*	687	4,108
Entravision Communications Corp., Class A	2,600	10,842
EW Scripps Co. (The), Class A*	2,577	20,590
Gambling.com Group Ltd.*	156	1,521
Gannett Co., Inc.*	6,243	14,359
Gray Television, Inc.	3,594	32,202
iHeartMedia, Inc., Class A*	4,455	11,895
Integral Ad Science Holding Corp.*	2,077	29,888
John Wiley & Sons, Inc., Class A	1,540	48,880
Magnite, Inc.*	5,420	50,623
PubMatic, Inc., Class A*	1,859	30,320
Scholastic Corp.	1,185	44,675
Sinclair, Inc.	1,424	18,555
Stagwell, Inc., Class A*	3,423	22,695
TechTarget, Inc.*	1,132	39,462
TEGNA, Inc.	8,538	130,631
Thryv Holdings, Inc.*	1,364	27,758
Townsquare Media, Inc., Class A	514	5,428
Urban One, Inc.*	540	1,906
Urban One, Inc., Class A*	373	1,503
WideOpenWest, Inc.*	2,201	8,914

		672,890

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	2,918	29,559
Spok Holdings, Inc.	782	12,105
Telephone and Data Systems, Inc.	4,107	75,364
Tingo Group, Inc. (r)(x)*	5,371	3,706

		120,734

Total Communication Services		2,548,103

Consumer Discretionary (11.5%)
Automobile Components (2.4%)
Adient plc*	77,732	2,826,336
American Axle & Manufacturing Holdings, Inc.*	5,006	44,103
Atmus Filtration Technologies, Inc.*	60,323	1,416,987
Cooper-Standard Holdings, Inc.*	733	14,323
Dana, Inc.	5,435	79,405
Dorman Products, Inc.*	1,113	92,835
Fox Factory Holding Corp.*	1,796	121,194
Gentherm, Inc.*	1,387	72,623
Goodyear Tire & Rubber Co. (The)*	11,971	171,425
Holley, Inc.*	2,154	10,490
LCI Industries	9,479	1,191,605
Luminar Technologies, Inc., Class A (x)*	10,515	35,436
Modine Manufacturing Co.*	2,161	129,012

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Patrick Industries, Inc.	927	$93,024
Solid Power, Inc. (x)*	6,818	9,886
Standard Motor Products, Inc.	931	37,063
Stoneridge, Inc.*	1,153	22,564
Visteon Corp.*	1,152	143,885
XPEL, Inc. (m)*	910	49,004

		6,561,200

Automobiles (0.1%)
Fisker, Inc., Class A (x)*	8,631	15,104
Livewire Group, Inc. (x)*	485	5,486
Winnebago Industries, Inc.	1,273	92,776
Workhorse Group, Inc. (x)*	7,389	2,660

		116,026

Broadline Retail (0.0%)†
Big Lots, Inc. (x)	1,206	9,395
ContextLogic, Inc., Class A (x)*	845	5,028
Dillard’s, Inc., Class A (x)	151	60,951
Qurate Retail, Inc., Class B*	58	379
Savers Value Village, Inc.*	1,124	19,535

		95,288

Distributors (0.0%)†
Weyco Group, Inc.	214	6,711

Diversified Consumer Services (0.5%)
2U, Inc.*	3,555	4,373
Adtalem Global Education, Inc.*	1,680	99,036
Carriage Services, Inc., Class A	582	14,556
Chegg, Inc.*	4,800	54,528
Coursera, Inc.*	5,562	107,736
Duolingo, Inc., Class A*	1,224	277,664
European Wax Center, Inc., Class A (x)*	1,502	20,412
Frontdoor, Inc.*	3,472	122,284
Graham Holdings Co., Class B	155	107,961
Laureate Education, Inc.	5,431	74,459
Lincoln Educational Services Corp.*	1,042	10,462
Nerdy, Inc.*	2,299	7,886
OneSpaWorld Holdings Ltd.*	3,211	45,275
Perdoceo Education Corp.	2,799	49,150
Rover Group, Inc., Class A*	4,040	43,955
Strategic Education, Inc.	956	88,306
Stride, Inc.*	1,782	105,797
Udemy, Inc.*	3,543	52,188
Universal Technical Institute, Inc.*	1,369	17,140
WW International, Inc. (x)*	2,365	20,694

		1,323,862

Hotels, Restaurants & Leisure (3.3%)
Accel Entertainment, Inc., Class A*	2,339	24,021
Bally’s Corp.*	1,280	17,843
Biglari Holdings, Inc., Class B*	32	5,278
BJ’s Restaurants, Inc.*	987	35,542
Bloomin’ Brands, Inc.	3,709	104,408
Bluegreen Vacations Holding Corp., Class A	428	32,151
Bowlero Corp., Class A (x)*	713	10,096
Boyd Gaming Corp.	13,237	828,769
Brinker International, Inc.*	35,588	1,536,690
Carrols Restaurant Group, Inc.	1,616	12,734
Century Casinos, Inc.*	1,112	5,427
Cheesecake Factory, Inc. (The)	2,122	74,291
Chuy’s Holdings, Inc.*	784	29,972
Cracker Barrel Old Country Store, Inc. (x)	958	73,843
Dalata Hotel Group plc	228,221	1,163,984
Dave & Buster’s Entertainment, Inc.*	1,569	84,491
Denny’s Corp.*	1,963	21,357
Dine Brands Global, Inc.	688	34,159
El Pollo Loco Holdings, Inc.*	1,259	11,104
Empire Resorts, Inc. (r)*	191	—
Everi Holdings, Inc.*	3,663	41,282
First Watch Restaurant Group, Inc.*	964	19,376
Full House Resorts, Inc.*	1,439	7,727
Global Business Travel Group I*	1,419	9,153
Golden Entertainment, Inc.	792	31,625
Hilton Grand Vacations, Inc.*	71,560	2,875,281
Inspired Entertainment, Inc.*	947	9,356
International Game Technology plc	4,713	129,183
Jack in the Box, Inc.	7,567	617,694
Krispy Kreme, Inc. (x)	3,587	54,128
Kura Sushi USA, Inc., Class A (x)*	257	19,532
Life Time Group Holdings, Inc.*	1,965	29,632
Light & Wonder, Inc.*	3,824	313,989
Lindblad Expeditions Holdings, Inc.*	1,458	16,432
Monarch Casino & Resort, Inc.	585	40,453
Mondee Holdings, Inc., Class A (x)*	1,997	5,512
Nathan’s Famous, Inc.	124	9,673
Noodles & Co., Class A*	1,069	3,367
ONE Group Hospitality, Inc. (The)*	1,016	6,218
Papa John’s International, Inc.	1,377	104,969
PlayAGS, Inc.*	1,625	13,699
Portillo’s, Inc., Class A*	1,869	29,773
Potbelly Corp.*	1,148	11,962
RCI Hospitality Holdings, Inc.	377	24,980
Red Robin Gourmet Burgers, Inc. (x)*	698	8,704
Red Rock Resorts, Inc., Class A	2,020	107,727
Rush Street Interactive, Inc.*	2,771	12,442
Sabre Corp.*	14,373	63,241
SeaWorld Entertainment, Inc.*	1,578	83,366
Shake Shack, Inc., Class A*	1,605	118,963
Six Flags Entertainment Corp.*	3,042	76,293
Super Group SGHC Ltd.*	4,841	15,346
Sweetgreen, Inc., Class A*	3,913	44,217
Target Hospitality Corp. (x)*	1,297	12,620
Xponential Fitness, Inc., Class A*	1,087	14,011

		9,088,086

Household Durables (1.8%)
Beazer Homes USA, Inc.*	1,192	40,278
Cavco Industries, Inc.*	369	127,903
Century Communities, Inc.	6,021	548,754
Cricut, Inc., Class A (x)	2,104	13,865
Dream Finders Homes, Inc., Class A*	944	33,540
Ethan Allen Interiors, Inc.	991	31,633
GoPro, Inc., Class A*	5,715	19,831
Green Brick Partners, Inc.*	1,143	59,367
Helen of Troy Ltd.*	1,016	122,743
Hooker Furnishings Corp.	484	12,623
Hovnanian Enterprises, Inc., Class A*	188	29,257
Installed Building Products, Inc.	1,008	184,283

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
iRobot Corp.*	1,207	$46,711
KB Home	2,992	186,880
Landsea Homes Corp.*	515	6,767
La-Z-Boy, Inc.	1,884	69,557
Legacy Housing Corp.*	382	9,634
LGI Homes, Inc.*	887	118,113
Lovesac Co. (The)*	610	15,585
M.D.C. Holdings, Inc.	2,488	137,462
M/I Homes, Inc.*	7,549	1,039,799
Meritage Homes Corp.	4,804	836,857
Purple Innovation, Inc., Class A (x)	2,560	2,637
Skyline Champion Corp.*	2,274	168,867
Snap One Holdings Corp.*	712	6,344
Sonos, Inc.*	5,513	94,493
Taylor Morrison Home Corp., Class A*	12,726	678,932
Traeger, Inc.*	1,512	4,128
Tri Pointe Homes, Inc.*	4,032	142,733
United Homes Group, Inc. (x)*	271	2,284
Vizio Holding Corp., Class A*	3,337	25,695
VOXX International Corp., Class A*	298	3,183
Worthington Enterprises, Inc.	1,269	73,031

		4,893,769

Leisure Products (1.4%)
Acushnet Holdings Corp.	1,294	81,742
AMMO, Inc. (x)*	2,830	5,943
Brunswick Corp.	14,160	1,369,980
Clarus Corp. (x)	1,149	7,922
Escalade, Inc. (x)	438	8,799
Funko, Inc., Class A*	1,530	11,827
JAKKS Pacific, Inc.*	318	11,305
Johnson Outdoors, Inc., Class A	238	12,714
Latham Group, Inc.*	648	1,704
Malibu Boats, Inc., Class A*	891	48,845
Marine Products Corp.	412	4,697
MasterCraft Boat Holdings, Inc.*	770	17,433
Mattel, Inc.*	109,283	2,063,263
Smith & Wesson Brands, Inc.	1,902	25,791
Solo Brands, Inc., Class A*	966	5,950
Sturm Ruger & Co., Inc.	745	33,860
Topgolf Callaway Brands Corp.*	6,334	90,830
Vista Outdoor, Inc.*	2,463	72,831

		3,875,436

Specialty Retail (1.2%)
1-800-Flowers.com, Inc., Class A*	1,217	13,119
Aaron’s Co., Inc. (The)	1,327	14,438
Abercrombie & Fitch Co., Class A*	2,083	183,762
Academy Sports & Outdoors, Inc.	3,057	201,762
American Eagle Outfitters, Inc.	7,758	164,159
America’s Car-Mart, Inc.*	252	19,094
Arko Corp.	3,204	26,433
Asbury Automotive Group, Inc.*	883	198,649
BARK, Inc. (x)*	5,208	4,195
Beyond, Inc.*	1,836	50,839
Big 5 Sporting Goods Corp.	908	5,757
Boot Barn Holdings, Inc.*	1,244	95,489
Buckle, Inc. (The)	1,322	62,821
Build-A-Bear Workshop, Inc.	457	10,506
Caleres, Inc.	1,383	42,500
Camping World Holdings, Inc., Class A	1,840	48,318
CarParts.com, Inc.*	2,390	7,552
Carvana Co. (x)*	4,078	215,889
Cato Corp. (The), Class A	881	6,290
Chico’s FAS, Inc.*	4,900	37,142
Children’s Place, Inc. (The)*	517	12,005
Designer Brands, Inc., Class A (x)	1,797	15,904
Destination XL Group, Inc.*	2,531	11,136
Duluth Holdings, Inc., Class B*	496	2,669
Envela Corp.*	334	1,623
EVgo, Inc., Class A (x)*	4,432	15,867
Foot Locker, Inc.	3,490	108,714
Genesco, Inc.*	438	15,422
Group 1 Automotive, Inc.	1,448	441,264
GrowGeneration Corp.*	2,513	6,308
Guess?, Inc.	1,249	28,802
Haverty Furniture Cos., Inc.	558	19,809
Hibbett, Inc.	555	39,971
J Jill, Inc.*	200	5,156
Lands’ End, Inc.*	640	6,118
Lazydays Holdings, Inc. (x)*	557	3,927
Leslie’s, Inc.*	7,178	49,600
MarineMax, Inc.*	926	36,021
Monro, Inc.	1,376	40,372
National Vision Holdings, Inc.*	3,185	66,662
ODP Corp. (The)*	1,429	80,453
OneWater Marine, Inc., Class A (x)*	475	16,050
PetMed Express, Inc.	884	6,683
Rent the Runway, Inc., Class A (x)*	2,344	1,237
Revolve Group, Inc., Class A (x)*	1,788	29,645
Sally Beauty Holdings, Inc.*	4,405	58,498
Shoe Carnival, Inc.	755	22,809
Signet Jewelers Ltd.	1,899	203,687
Sleep Number Corp.*	952	14,118
Sonic Automotive, Inc., Class A	681	38,279
Sportsman’s Warehouse Holdings, Inc.*	1,686	7,182
Stitch Fix, Inc., Class A*	3,918	13,987
ThredUp, Inc., Class A (x)*	3,158	7,106
Tile Shop Holdings, Inc.*	1,422	10,466
Tilly’s, Inc., Class A*	971	7,321
Torrid Holdings, Inc. (x)*	164	946
Upbound Group, Inc.	2,316	78,675
Urban Outfitters, Inc.*	2,704	96,506
Warby Parker, Inc., Class A*	3,654	51,521
Winmark Corp.	118	49,271
Zumiez, Inc.*	671	13,648

		3,144,152

Textiles, Apparel & Luxury Goods (0.8%)
Allbirds, Inc., Class A (x)*	4,145	5,078
Dr Martens plc	610,321	689,260
Figs, Inc., Class A*	5,678	39,462
Fossil Group, Inc.*	2,371	3,462
G-III Apparel Group Ltd.*	1,683	57,188
Hanesbrands, Inc.*	14,588	65,062
Kontoor Brands, Inc.	2,368	147,811
Movado Group, Inc.	676	20,381
Oxford Industries, Inc.	613	61,300
PVH Corp.	7,552	922,250

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Rocky Brands, Inc.	317	$9,567
Steven Madden Ltd.	3,178	133,476
Vera Bradley, Inc.*	1,154	8,886
Wolverine World Wide, Inc.	3,372	29,977

		2,193,160

Total Consumer Discretionary		31,297,690

Consumer Staples (2.9%)
Beverages (0.2%)
Coca-Cola Consolidated, Inc.	203	188,465
Duckhorn Portfolio, Inc. (The)*	1,850	18,222
MGP Ingredients, Inc.	658	64,826
National Beverage Corp.*	1,041	51,759
Primo Water Corp.	6,555	98,653
Vita Coco Co., Inc. (The)*	1,221	31,319
Zevia PBC, Class A*	1,097	2,205

		455,449

Consumer Staples Distribution & Retail (0.2%)
Andersons, Inc. (The)	1,336	76,873
Chefs’ Warehouse, Inc. (The)*	1,425	41,938
HF Foods Group, Inc.*	1,470	7,850
Ingles Markets, Inc., Class A	586	50,613
Natural Grocers by Vitamin Cottage, Inc.	405	6,480
PriceSmart, Inc.	1,051	79,645
SpartanNash Co.	1,498	34,379
Sprouts Farmers Market, Inc.*	4,282	206,007
United Natural Foods, Inc.*	2,537	41,175
Village Super Market, Inc., Class A	382	10,020
Weis Markets, Inc.	724	46,307

		601,287

Food Products (1.9%)
Alico, Inc.	313	9,102
B&G Foods, Inc. (x)	2,778	29,169
Benson Hill, Inc. (x)*	7,647	1,329
Beyond Meat, Inc. (x)*	2,572	22,891
BRC, Inc., Class A (x)*	1,640	5,953
Calavo Growers, Inc.	751	22,087
Cal-Maine Foods, Inc.	1,747	100,260
Dole plc	2,854	35,076
Forafric Global plc*	233	2,467
Fresh Del Monte Produce, Inc.	1,498	39,323
Glanbia plc	167,566	2,758,119
Glanbia plc (London Stock Exchange)	31,500	497,274
Hain Celestial Group, Inc. (The)*	3,922	42,946
J & J Snack Foods Corp.	634	105,967
John B Sanfilippo & Son, Inc.	359	36,991
Lancaster Colony Corp.	828	137,771
Limoneira Co.	770	15,885
Maple Leaf Foods, Inc.	54,226	1,032,915
Mission Produce, Inc.*	2,133	21,522
Seneca Foods Corp., Class A*	231	12,114
Simply Good Foods Co. (The)*	3,853	152,579
Sovos Brands, Inc.*	2,212	48,730
SunOpta, Inc.*	3,940	21,552
TreeHouse Foods, Inc.*	2,183	90,485
Utz Brands, Inc.	2,912	47,291
Vital Farms, Inc.*	1,351	21,197
Westrock Coffee Co. (x)*	1,249	12,752

		5,323,747

Household Products (0.1%)
Central Garden & Pet Co.*	411	20,595
Central Garden & Pet Co., Class A*	1,622	71,433
Energizer Holdings, Inc.	2,997	94,945
Oil-Dri Corp. of America	216	14,490
WD-40 Co.	574	137,226

		338,689

Personal Care Products (0.4%)
Beauty Health Co. (The)*	3,549	11,037
BellRing Brands, Inc.*	5,576	309,078
e.l.f. Beauty, Inc.*	2,272	327,940
Edgewell Personal Care Co.	2,081	76,227
Herbalife Ltd.*	4,068	62,078
Inter Parfums, Inc.	782	112,616
Medifast, Inc.	466	31,325
Nature’s Sunshine Products, Inc.*	580	10,028
Nu Skin Enterprises, Inc., Class A	2,166	42,064
USANA Health Sciences, Inc.*	499	26,746
Waldencast plc, Class A (x)*	1,523	16,662

		1,025,801

Tobacco (0.1%)
Ispire Technology, Inc. (x)*	696	8,443
Turning Point Brands, Inc.	754	19,845
Universal Corp.	1,007	67,791
Vector Group Ltd.	6,080	68,582

		164,661

Total Consumer Staples		7,909,634

Energy (5.3%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	5,881	90,567
Atlas Energy Solutions, Inc. (x)	716	12,330
Borr Drilling Ltd.*	8,975	66,056
Bristow Group, Inc., Class A*	1,023	28,920
Cactus, Inc., Class A	2,721	123,534
ChampionX Corp.	8,276	241,742
Core Laboratories, Inc.	1,868	32,989
Diamond Offshore Drilling, Inc.*	4,415	57,395
DMC Global, Inc.*	848	15,959
Dril-Quip, Inc.*	1,476	34,347
Expro Group Holdings NV*	3,827	60,926
Forum Energy Technologies, Inc.*	432	9,578
Helix Energy Solutions Group, Inc.*	5,936	61,022
Helmerich & Payne, Inc.	4,129	149,552
KLX Energy Services Holdings, Inc.*	557	6,272
Kodiak Gas Services, Inc.	667	13,393
Liberty Energy, Inc., Class A	6,926	125,638
Mammoth Energy Services, Inc.*	1,025	4,572
Nabors Industries Ltd.*	397	32,407
Newpark Resources, Inc.*	3,247	21,560
Noble Corp. plc	4,738	228,182
Oceaneering International, Inc.*	4,408	93,802
Oil States International, Inc.*	2,737	18,584
Patterson-UTI Energy, Inc.	15,026	162,281
ProFrac Holding Corp., Class A (x)*	1,025	8,692

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
ProPetro Holding Corp.*	4,340	$36,369
Ranger Energy Services, Inc., Class A	339	3,468
RPC, Inc.	3,248	23,646
SEACOR Marine Holdings, Inc.*	1,060	13,345
Seadrill Ltd.*	2,139	101,132
Select Water Solutions, Inc., Class A	3,525	26,755
Solaris Oilfield Infrastructure, Inc., Class A	991	7,888
TechnipFMC plc	69,857	1,406,920
TETRA Technologies, Inc.*	5,358	24,218
Tidewater, Inc.*	2,003	144,436
US Silica Holdings, Inc.*	3,245	36,701
Valaris Ltd.*	2,532	173,619
Weatherford International plc*	3,028	296,229

		3,995,026

Oil, Gas & Consumable Fuels (3.9%)
Amplify Energy Corp.*	1,561	9,257
Ardmore Shipping Corp.	1,782	25,108
Berry Corp.	3,335	23,445
California Resources Corp.	2,921	159,720
Callon Petroleum Co.*	2,580	83,592
Centrus Energy Corp., Class A*	491	26,715
Chord Energy Corp.	1,780	295,889
Civitas Resources, Inc.	3,418	233,723
Clean Energy Fuels Corp.*	7,471	28,614
CNX Resources Corp.*	6,737	134,740
Comstock Resources, Inc. (x)	3,989	35,303
CONSOL Energy, Inc.	1,291	129,784
Crescent Energy Co., Class A (x)	3,257	43,025
Crescent Point Energy Corp.	573,979	3,980,881
CVR Energy, Inc.	1,303	39,481
Delek US Holdings, Inc.	2,832	73,066
DHT Holdings, Inc.	5,597	54,907
Dorian LPG Ltd.	1,486	65,191
Empire Petroleum Corp.*	321	3,528
Encore Energy Corp.*	6,229	24,480
Energy Fuels, Inc. (x)*	6,433	46,253
Enviva, Inc. (x)	1,377	1,371
Equitrans Midstream Corp.	18,602	189,368
Evolution Petroleum Corp.	1,387	8,058
Excelerate Energy, Inc., Class A	818	12,646
FLEX LNG Ltd.	1,311	38,098
FutureFuel Corp.	1,238	7,527
Gevo, Inc. (x)*	10,286	11,932
Golar LNG Ltd.	4,255	97,822
Granite Ridge Resources, Inc. (x)	1,620	9,752
Green Plains, Inc.*	73,381	1,850,669
Gulfport Energy Corp.*	442	58,874
Hallador Energy Co.*	1,005	8,884
HighPeak Energy, Inc. (x)	468	6,664
International Seaways, Inc.	1,710	77,771
Kinetik Holdings, Inc., Class A (x)	761	25,417
Kosmos Energy Ltd.*	19,350	129,839
Magnolia Oil & Gas Corp., Class A	7,549	160,718
Matador Resources Co.	4,758	270,540
Murphy Oil Corp.	6,242	266,284
NACCO Industries, Inc., Class A	181	6,607
NextDecade Corp. (x)*	3,299	15,736
Nordic American Tankers Ltd.	8,979	37,712
Northern Oil and Gas, Inc.	3,720	137,900
Overseas Shipholding Group, Inc., Class A	2,539	13,381
Par Pacific Holdings, Inc.*	2,432	88,452
PBF Energy, Inc., Class A	4,686	205,997
Peabody Energy Corp.	4,833	117,539
Permian Resources Corp.	16,396	222,986
PrimeEnergy Resources Corp.*	33	3,510
REX American Resources Corp.*	612	28,948
Riley Exploration Permian, Inc.	384	10,460
Ring Energy, Inc. (x)*	5,276	7,703
SandRidge Energy, Inc.	1,082	14,791
Scorpio Tankers, Inc.	2,079	126,403
SFL Corp. Ltd.	4,997	56,366
SilverBow Resources, Inc.*	778	22,624
Sitio Royalties Corp., Class A	3,387	79,628
SM Energy Co.	4,968	192,361
Talos Energy, Inc.*	4,521	64,334
Teekay Corp.*	3,020	21,593
Teekay Tankers Ltd., Class A	1,052	52,568
Tellurian, Inc. (x)*	22,991	17,372
Uranium Energy Corp. (x)*	15,649	100,154
VAALCO Energy, Inc.	4,734	21,256
Verde Clean Fuels, Inc.*	189	446
Vertex Energy, Inc. (x)*	2,970	10,068
Vital Energy, Inc.*	987	44,899
Vitesse Energy, Inc.	1,103	24,145
W&T Offshore, Inc.	4,166	13,581
World Kinect Corp.	2,439	55,560

		10,564,016

Total Energy		14,559,042

Financials (19.3%)
Banks (12.6%)
1st Source Corp.	734	40,333
ACNB Corp.	366	16,382
Amalgamated Financial Corp.	717	19,316
Amerant Bancorp, Inc., Class A	1,120	27,518
American National Bankshares, Inc.	454	22,132
Ameris Bancorp	2,824	149,813
Ames National Corp. (x)	379	8,088
Arrow Financial Corp.	638	17,826
Associated Banc-Corp.	6,485	138,714
Atlantic Union Bankshares Corp.	21,798	796,499
Axos Financial, Inc.*	2,341	127,819
Banc of California, Inc.	5,554	74,590
BancFirst Corp.	932	90,712
Bancorp, Inc. (The)*	2,205	85,025
Bank First Corp.	372	32,238
Bank of Hawaii Corp. (x)	1,559	112,965
Bank of Marin Bancorp	690	15,194
Bank of NT Butterfield & Son Ltd. (The)	2,165	69,302
Bank7 Corp.	164	4,485
BankUnited, Inc.	3,229	104,716
Bankwell Financial Group, Inc.	248	7,485
Banner Corp.	1,427	76,430
Bar Harbor Bankshares	647	18,996
BayCom Corp.	490	11,559
BCB Bancorp, Inc.	663	8,520
Berkshire Hills Bancorp, Inc.	1,901	47,202

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Blue Foundry Bancorp*	1,112	$10,753
Blue Ridge Bankshares, Inc.	902	2,733
Bridgewater Bancshares, Inc.*	891	12,046
Brookline Bancorp, Inc.	3,663	39,963
Burke & Herbert Financial Services Corp. (x)	283	17,801
Business First Bancshares, Inc.	1,063	26,203
Byline Bancorp, Inc.	1,076	25,351
C&F Financial Corp.	144	9,819
Cadence Bank	7,751	229,352
Cambridge Bancorp	335	23,249
Camden National Corp.	28,597	1,076,105
Capital Bancorp, Inc.	398	9,632
Capital City Bank Group, Inc.	592	17,423
Capitol Federal Financial, Inc.	5,113	32,979
Capstar Financial Holdings, Inc.	838	15,704
Carter Bankshares, Inc.*	1,025	15,344
Cathay General Bancorp	2,931	130,635
Central Pacific Financial Corp.	1,189	23,400
Central Valley Community Bancorp	439	9,812
Chemung Financial Corp.	154	7,669
ChoiceOne Financial Services, Inc.	307	8,995
Citizens & Northern Corp.	660	14,804
Citizens Financial Services, Inc.	135	8,737
City Holding Co.	589	64,943
Civista Bancshares, Inc.	703	12,963
CNB Financial Corp.	889	20,082
Coastal Financial Corp.*	410	18,208
Codorus Valley Bancorp, Inc.	422	10,845
Colony Bankcorp, Inc.	628	8,352
Columbia Banking System, Inc.	166,482	4,441,740
Columbia Financial, Inc.*	1,288	24,833
Community Bank System, Inc.	2,241	116,778
Community Trust Bancorp, Inc.	608	26,667
ConnectOne Bancorp, Inc.	1,641	37,595
CrossFirst Bankshares, Inc.*	1,677	22,774
Customers Bancorp, Inc.*	1,173	67,588
CVB Financial Corp.	5,661	114,296
Dime Community Bancshares, Inc.	1,539	41,445
Eagle Bancorp, Inc.	1,279	38,549
Eastern Bankshares, Inc.	6,400	90,880
Enterprise Bancorp, Inc.	342	11,033
Enterprise Financial Services Corp.	1,592	71,083
Equity Bancshares, Inc., Class A	651	22,069
Esquire Financial Holdings, Inc.	236	11,791
ESSA Bancorp, Inc.	382	7,648
Evans Bancorp, Inc.	230	7,252
Farmers & Merchants Bancorp, Inc.	598	14,830
Farmers National Banc Corp.	1,622	23,438
FB Financial Corp.	1,540	61,369
Fidelity D&D Bancorp, Inc.	205	11,896
Financial Institutions, Inc.	674	14,356
First Bancorp (Nasdaq Stock Exchange)	29,241	1,082,209
First Bancorp (New York Stock Exchange)	7,460	122,717
First Bancorp, Inc. (The)	426	12,022
First Bancshares, Inc. (The)	1,335	39,156
First Bank	634	9,320
First Busey Corp.	2,254	55,944
First Business Financial Services, Inc.	341	13,674
First Commonwealth Financial Corp.	57,182	882,890
First Community Bankshares, Inc.	776	28,790
First Community Corp.	324	6,976
First Financial Bancorp	4,087	97,066
First Financial Bankshares, Inc.	5,536	167,741
First Financial Corp.	500	21,515
First Foundation, Inc.	2,239	21,673
First Interstate BancSystem, Inc., Class A	121,380	3,732,435
First Merchants Corp.	2,456	91,068
First Mid Bancshares, Inc.	826	28,629
First of Long Island Corp. (The)	925	12,247
First Western Financial, Inc.*	305	6,048
Five Star Bancorp	600	15,708
Flushing Financial Corp.	1,245	20,518
FS Bancorp, Inc.	292	10,792
Fulton Financial Corp.	6,924	113,969
FVCBankcorp, Inc. (x)*	705	10,011
German American Bancorp, Inc.	32,522	1,054,038
Glacier Bancorp, Inc.	4,750	196,270
Great Southern Bancorp, Inc.	317	18,814
Greene County Bancorp, Inc. (x)	298	8,404
Guaranty Bancshares, Inc.	372	12,507
Hancock Whitney Corp.	3,609	175,361
Hanmi Financial Corp.	1,363	26,442
HarborOne Bancorp, Inc.	1,607	19,252
HBT Financial, Inc.	612	12,919
Heartland Financial USA, Inc.	1,853	69,691
Heritage Commerce Corp.	2,572	25,514
Heritage Financial Corp.	1,554	33,240
Hilltop Holdings, Inc.	2,027	71,371
Hingham Institution For Savings (The) (x)	69	13,414
Home Bancorp, Inc.	320	13,443
Home BancShares, Inc.	8,024	203,248
HomeStreet, Inc.	815	8,394
HomeTrust Bancshares, Inc.	675	18,171
Hope Bancorp, Inc.	5,009	60,509
Horizon Bancorp, Inc.	1,898	27,160
Independent Bank Corp.	881	22,924
Independent Bank Corp./MA	1,861	122,472
Independent Bank Group, Inc.	1,567	79,729
International Bancshares Corp.	2,278	123,741
John Marshall Bancorp, Inc.	548	12,363
Kearny Financial Corp.	2,196	19,698
Lakeland Bancorp, Inc.	2,550	37,714
Lakeland Financial Corp.	1,082	70,503
LCNB Corp. (x)	465	7,333
Live Oak Bancshares, Inc.	1,443	65,656
Luther Burbank Corp.*	445	4,766
Macatawa Bank Corp.	1,142	12,882
MainStreet Bancshares, Inc.	306	7,592
Mercantile Bank Corp.	674	27,216
Metrocity Bankshares, Inc.	817	19,624
Metropolitan Bank Holding Corp.*	399	22,097
Mid Penn Bancorp, Inc.	466	11,314
Middlefield Banc Corp. (x)	346	11,200
Midland States Bancorp, Inc.	927	25,548
MidWestOne Financial Group, Inc.	469	12,621
MVB Financial Corp.	499	11,257

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
National Bank Holdings Corp., Class A	1,239	$46,078
National Bankshares, Inc. (x)	254	8,217
NBT Bancorp, Inc.	1,869	78,330
Nicolet Bankshares, Inc.	522	42,011
Northeast Bank	287	15,840
Northeast Community Bancorp, Inc.	386	6,848
Northfield Bancorp, Inc.	1,420	17,864
Northrim Bancorp, Inc.	239	13,673
Northwest Bancshares, Inc.	5,320	66,394
Norwood Financial Corp. (x)	325	10,696
Oak Valley Bancorp (x)	296	8,865
OceanFirst Financial Corp.	2,528	43,886
OFG Bancorp	1,943	72,824
Old National Bancorp	12,374	208,997
Old Second Bancorp, Inc.	1,855	28,641
Orange County Bancorp, Inc. (x)	225	13,554
Origin Bancorp, Inc.	1,284	45,672
Orrstown Financial Services, Inc.	498	14,691
Pacific Premier Bancorp, Inc.	4,011	116,760
Park National Corp.	600	79,716
Parke Bancorp, Inc.	460	9,315
Pathward Financial, Inc.	1,068	56,529
PCB Bancorp	419	7,722
Peapack-Gladstone Financial Corp.	773	23,051
Penns Woods Bancorp, Inc.	301	6,775
Peoples Bancorp, Inc.	46,230	1,560,725
Peoples Financial Services Corp.	303	14,756
Pioneer Bancorp, Inc.*	663	6,637
Plumas Bancorp	241	9,965
Ponce Financial Group, Inc.*	900	8,784
Preferred Bank	517	37,767
Premier Financial Corp.	1,534	36,969
Primis Financial Corp.	828	10,482
Princeton Bancorp, Inc.	224	8,042
Provident Financial Services, Inc.	3,201	57,714
QCR Holdings, Inc.	698	40,756
RBB Bancorp	640	12,186
Red River Bancshares, Inc.	191	10,717
Renasant Corp.	2,317	78,037
Republic Bancorp, Inc., Class A	381	21,016
S&T Bancorp, Inc.	1,533	51,233
Sandy Spring Bancorp, Inc.	1,926	52,464
Seacoast Banking Corp. of Florida	47,769	1,359,506
ServisFirst Bancshares, Inc.	2,173	144,787
Shore Bancshares, Inc.	1,293	18,425
Sierra Bancorp	601	13,553
Simmons First National Corp., Class A	5,324	105,628
SmartFinancial, Inc.	712	17,437
South Plains Financial, Inc.	529	15,320
Southern First Bancshares, Inc.*	332	12,317
Southern Missouri Bancorp, Inc.	384	20,502
Southern States Bancshares, Inc.	330	9,662
Southside Bancshares, Inc.	1,277	39,996
SouthState Corp.	52,857	4,463,774
Stellar Bancorp, Inc.	2,143	59,661
Sterling Bancorp, Inc.*	817	4,714
Stock Yards Bancorp, Inc.	1,123	57,823
Summit Financial Group, Inc.	487	14,946
Texas Capital Bancshares, Inc.*	2,019	130,488
Third Coast Bancshares, Inc.*	538	10,690
Timberland Bancorp, Inc.	332	10,445
Tompkins Financial Corp.	610	36,740
Towne Bank	3,046	90,649
TriCo Bancshares	34,838	1,496,989
Triumph Financial, Inc.*	965	77,374
TrustCo Bank Corp.	821	25,492
Trustmark Corp.	2,574	71,763
UMB Financial Corp.	1,887	157,659
United Bankshares, Inc.	5,560	208,778
United Community Banks, Inc.	4,655	136,205
Unity Bancorp, Inc.	314	9,291
Univest Financial Corp.	1,301	28,661
USCB Financial Holdings, Inc.*	400	4,900
Valley National Bancorp	18,389	199,705
Veritex Holdings, Inc.	2,280	53,056
Virginia National Bankshares Corp.	208	7,151
WaFd, Inc.	2,678	88,267
Washington Trust Bancorp, Inc.	748	24,220
WesBanco, Inc.	2,509	78,707
West Bancorp, Inc.	709	15,031
Westamerica Bancorp	1,098	61,938
WSFS Financial Corp.	70,639	3,244,449

		34,395,099

Capital Markets (1.0%)
AlTi Global, Inc. (x)*	925	8,103
Artisan Partners Asset Management, Inc., Class A	2,542	112,306
AssetMark Financial Holdings, Inc.*	943	28,243
B Riley Financial, Inc. (x)	811	17,023
Bakkt Holdings, Inc.*	2,626	5,856
BGC Group, Inc., Class A	15,133	109,260
Brightsphere Investment Group, Inc.	1,415	27,111
Cohen & Steers, Inc.	1,090	82,546
Diamond Hill Investment Group, Inc.	126	20,864
Donnelley Financial Solutions, Inc.*	1,074	66,985
Forge Global Holdings, Inc.*	4,833	16,577
GCM Grosvenor, Inc., Class A (x)	1,800	16,128
Hamilton Lane, Inc., Class A	1,538	174,471
MarketWise, Inc.	1,394	3,806
Moelis & Co., Class A	2,809	157,669
Open Lending Corp.*	4,318	36,746
P10, Inc., Class A	1,866	19,071
Patria Investments Ltd., Class A	2,151	33,362
Perella Weinberg Partners, Class A	1,875	22,931
Piper Sandler Cos.	7,739	1,353,319
PJT Partners, Inc., Class A	1,030	104,926
Silvercrest Asset Management Group, Inc., Class A	360	6,120
StepStone Group, Inc., Class A	2,341	74,514
StoneX Group, Inc.*	1,125	83,059
Value Line, Inc.	34	1,657
Victory Capital Holdings, Inc., Class A	1,183	40,743
Virtus Investment Partners, Inc.	306	73,979
WisdomTree, Inc.	5,997	41,559

		2,738,934

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	220	8,507
Bread Financial Holdings, Inc.	3,467	114,203
Consumer Portfolio Services, Inc. (x)*	337	3,158

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Encore Capital Group, Inc.*	1,014	$51,460
Enova International, Inc.*	1,247	69,034
FirstCash Holdings, Inc.	1,593	172,665
Green Dot Corp., Class A*	2,059	20,384
LendingClub Corp.*	4,624	40,414
LendingTree, Inc.*	474	14,372
Navient Corp.	3,674	68,410
Nelnet, Inc., Class A	545	48,080
NerdWallet, Inc., Class A (x)*	1,237	18,209
OppFi, Inc.*	606	3,103
PRA Group, Inc.*	1,519	39,798
PROG Holdings, Inc.*	1,920	59,347
Regional Management Corp.	354	8,878
Upstart Holdings, Inc. (x)*	3,078	125,767
World Acceptance Corp.*	172	22,451

		888,240

Financial Services (1.0%)
Acacia Research Corp.*	1,672	6,554
Alerus Financial Corp.	801	17,934
A-Mark Precious Metals, Inc. (x)	810	24,503
AvidXchange Holdings, Inc.*	6,537	80,993
Banco Latinoamericano de Comercio Exterior SA, Class E	1,193	29,515
Cannae Holdings, Inc.*	2,886	56,306
Cantaloupe, Inc.*	2,520	18,673
Cass Information Systems, Inc.	589	26,534
Compass Diversified Holdings	2,729	61,266
Enact Holdings, Inc.	1,198	34,610
Essent Group Ltd.	4,381	231,054
Evertec, Inc.	2,787	114,100
Federal Agricultural Mortgage Corp., Class C	379	72,472
Finance of America Cos., Inc., Class A*	1,728	1,901
Flywire Corp.*	4,491	103,967
I3 Verticals, Inc., Class A*	972	20,577
International Money Express, Inc.*	1,371	30,285
Jackson Financial, Inc., Class A	3,482	178,278
Marqeta, Inc., Class A*	20,716	144,598
Merchants Bancorp	688	29,295
Mr Cooper Group, Inc.*	2,709	176,410
NewtekOne, Inc.	1,025	14,145
NMI Holdings, Inc., Class A*	3,438	102,040
Ocwen Financial Corp.*	283	8,705
Pagseguro Digital Ltd., Class A*	8,406	104,823
Payoneer Global, Inc.*	11,370	59,238
Paysafe Ltd.*	1,428	18,264
Paysign, Inc. (x)*	1,436	4,021
PennyMac Financial Services, Inc.‡	1,107	97,826
Priority Technology Holdings, Inc.*	766	2,727
Radian Group, Inc.	6,595	188,287
Remitly Global, Inc.*	5,492	106,655
Repay Holdings Corp., Class A*	3,525	30,104
Security National Financial Corp., Class A*	549	4,941
StoneCo Ltd., Class A*	12,399	223,554
SWK Holdings Corp.*	160	2,805
Velocity Financial, Inc.*	209	3,599
Walker & Dunlop, Inc.	1,344	149,197
Waterstone Financial, Inc.	828	11,758

		2,592,514

Insurance (3.9%)
Ambac Financial Group, Inc.*	1,741	28,692
American Coastal Insurance Corp. (x)*	862	8,155
American Equity Investment Life Holding Co.*	3,311	184,754
AMERISAFE, Inc.	769	35,974
BRP Group, Inc., Class A*	2,613	62,764
CNO Financial Group, Inc.	104,065	2,903,413
Crawford & Co., Class A	366	4,824
Donegal Group, Inc., Class A	676	9,457
eHealth, Inc.*	881	7,682
Employers Holdings, Inc.	1,063	41,882
Enstar Group Ltd.*	506	148,941
F&G Annuities & Life, Inc.	824	37,904
Fidelis Insurance Holdings Ltd.*	658	8,337
Genworth Financial, Inc., Class A*	19,492	130,207
GoHealth, Inc., Class A*	172	2,294
Goosehead Insurance, Inc., Class A*	899	68,144
Greenlight Capital Re Ltd., Class A*	1,144	13,064
Hanover Insurance Group, Inc. (The)	28,276	3,433,272
HCI Group, Inc.	281	24,559
Hippo Holdings, Inc.*	455	4,150
Horace Mann Educators Corp.	82,056	2,683,231
Investors Title Co.	53	8,593
James River Group Holdings Ltd.	1,303	12,040
Kingsway Financial Services, Inc.*	468	3,931
Lemonade, Inc. (x)*	2,036	32,841
Maiden Holdings Ltd. (x)*	3,993	9,144
MBIA, Inc.	1,940	11,873
Mercury General Corp.	1,171	43,690
National Western Life Group, Inc., Class A	92	44,438
NI Holdings, Inc.*	358	4,650
Oscar Health, Inc., Class A*	6,372	58,304
Palomar Holdings, Inc.*	1,063	58,997
ProAssurance Corp.	2,307	31,814
Safety Insurance Group, Inc.	623	47,342
Selective Insurance Group, Inc.	2,554	254,072
Selectquote, Inc.*	6,174	8,458
SiriusPoint Ltd.*	2,953	34,255
Skyward Specialty Insurance Group, Inc.*	1,035	35,066
Stewart Information Services Corp.	1,176	69,090
Tiptree, Inc., Class A	1,041	19,737
Trupanion, Inc. (x)*	1,597	48,724
United Fire Group, Inc.	913	18,370
Universal Insurance Holdings, Inc.	1,130	18,057

		10,715,186

Mortgage Real Estate Investment Trusts (REITs) (0.5%)
AFC Gamma, Inc. (REIT) (x)	711	8,553
Angel Oak Mortgage REIT, Inc. (REIT) (x)	418	4,431
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,952	69,876
Arbor Realty Trust, Inc. (REIT) (x)	7,279	110,495
Ares Commercial Real Estate Corp. (REIT) (x)	2,247	23,279

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
ARMOUR Residential REIT, Inc. (REIT) (x)	1,987	$38,389
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	7,256	154,335
BrightSpire Capital, Inc. (REIT), Class A	5,670	42,185
Chicago Atlantic Real Estate Finance, Inc. (REIT)	720	11,650
Chimera Investment Corp. (REIT)	10,105	50,424
Claros Mortgage Trust, Inc. (REIT)	3,939	53,689
Dynex Capital, Inc. (REIT)	2,086	26,117
Ellington Financial, Inc. (REIT)	2,874	36,528
Franklin BSP Realty Trust, Inc. (REIT)	3,632	49,068
Granite Point Mortgage Trust, Inc. (REIT)	2,040	12,118
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	4,389	121,049
Invesco Mortgage Capital, Inc. (REIT) (x)	1,846	16,356
KKR Real Estate Finance Trust, Inc. (REIT)	2,315	30,627
Ladder Capital Corp. (REIT)	5,007	57,631
MFA Financial, Inc. (REIT)	4,524	50,985
New York Mortgage Trust, Inc. (REIT)	3,703	31,587
Nexpoint Real Estate Finance, Inc. (REIT)	352	5,544
Orchid Island Capital, Inc. (REIT) (x)	1,732	14,601
PennyMac Mortgage Investment Trust (REIT)‡	3,554	53,132
Ready Capital Corp. (REIT)	6,718	68,859
Redwood Trust, Inc. (REIT)	4,960	36,754
TPG RE Finance Trust, Inc. (REIT)	3,038	19,747
Two Harbors Investment Corp. (REIT)	4,221	58,798

		1,256,807

Total Financials		52,586,780

Health Care (7.7%)
Biotechnology (2.9%)
2seventy bio, Inc. (x)*	2,209	9,432
4D Molecular Therapeutics, Inc.*	1,700	34,442
89bio, Inc.*	2,719	30,371
Aadi Bioscience, Inc.*	628	1,269
ACADIA Pharmaceuticals, Inc.*	5,132	160,683
ACELYRIN, Inc.*	1,438	10,727
Acrivon Therapeutics, Inc.*	390	1,919
Actinium Pharmaceuticals, Inc.*	1,144	5,812
Adicet Bio, Inc.*	1,278	2,415
ADMA Biologics, Inc.*	8,507	38,452
Aerovate Therapeutics, Inc. (x)*	447	10,116
Agenus, Inc. (x)*	15,088	12,491
Agios Pharmaceuticals, Inc.*	2,441	54,361
Akero Therapeutics, Inc.*	2,226	51,977
Aldeyra Therapeutics, Inc.*	2,048	7,189
Alector, Inc.*	2,785	22,224
Alkermes plc*	7,062	195,900
Allakos, Inc.*	2,924	7,983
Allogene Therapeutics, Inc.*	3,696	11,864
Allovir, Inc. (x)*	1,843	1,253
Alpine Immune Sciences, Inc. (x)*	1,396	26,608
Altimmune, Inc. (x)*	2,174	24,458
ALX Oncology Holdings, Inc. (x)*	878	13,073
Amicus Therapeutics, Inc.*	11,852	168,180
AnaptysBio, Inc.*	857	18,357
Anavex Life Sciences Corp. (x)*	3,227	30,043
Anika Therapeutics, Inc.*	595	13,483
Annexon, Inc. (x)*	2,008	9,116
Apogee Therapeutics, Inc. (x)*	846	23,637
Arbutus Biopharma Corp.*	5,006	12,515
Arcellx, Inc.*	1,607	89,189
Arcturus Therapeutics Holdings, Inc.*	1,026	32,350
Arcus Biosciences, Inc.*	2,263	43,223
Arcutis Biotherapeutics, Inc. (x)*	2,262	7,306
Ardelyx, Inc.*	9,887	61,299
Arrowhead Pharmaceuticals, Inc.*	4,244	129,866
ARS Pharmaceuticals, Inc. (x)*	1,067	5,847
Astria Therapeutics, Inc.*	1,124	8,632
Atara Biotherapeutics, Inc. (x)*	4,399	2,256
Aura Biosciences, Inc.*	1,208	10,703
Aurinia Pharmaceuticals, Inc. (x)*	5,627	50,587
Avid Bioservices, Inc.*	2,730	17,745
Avidity Biosciences, Inc.*	3,109	28,136
Avita Medical, Inc.*	1,106	15,174
Beam Therapeutics, Inc. (x)*	3,006	81,823
BioAtla, Inc.*	1,946	4,787
BioCryst Pharmaceuticals, Inc.*	8,174	48,962
Biohaven Ltd.*	2,889	123,649
Biomea Fusion, Inc. (x)*	874	12,690
BioVie, Inc., Class A (x)*	475	599
Bioxcel Therapeutics, Inc. (x)*	843	2,487
Bluebird Bio, Inc. (x)*	4,707	6,496
Blueprint Medicines Corp.*	2,591	238,994
Bridgebio Pharma, Inc.*	4,860	196,198
Cabaletta Bio, Inc.*	1,494	33,914
CareDx, Inc.*	2,173	26,076
Caribou Biosciences, Inc.*	3,240	18,565
Carisma Therapeutics, Inc. (x)	1,173	3,437
Cartesian Therapeutics, Inc. (x)*	5,108	3,521
Catalyst Pharmaceuticals, Inc.*	4,077	68,534
Celcuity, Inc. (x)*	758	11,044
Celldex Therapeutics, Inc.*	1,933	76,663
Century Therapeutics, Inc.*	830	2,756
Cerevel Therapeutics Holdings, Inc.*	2,952	125,165
Cogent Biosciences, Inc.*	3,517	20,680
Coherus Biosciences, Inc. (x)*	3,363	11,199
Compass Therapeutics, Inc.*	4,014	6,262
Crinetics Pharmaceuticals, Inc.*	2,698	95,995
Cue Biopharma, Inc.*	1,520	4,013
Cullinan Oncology, Inc.*	1,032	10,516
Cytokinetics, Inc.*	3,938	328,784
Day One Biopharmaceuticals, Inc.*	2,717	39,668
Deciphera Pharmaceuticals, Inc.*	2,096	33,809
Denali Therapeutics, Inc.*	4,934	105,884
Design Therapeutics, Inc.*	1,620	4,293
Disc Medicine, Inc.*	340	19,638
Dynavax Technologies Corp. (x)*	5,439	76,037
Dyne Therapeutics, Inc.*	1,869	24,858
Eagle Pharmaceuticals, Inc.*	428	2,238
Editas Medicine, Inc.*	3,056	30,957
Emergent BioSolutions, Inc.*	2,321	5,570
Enanta Pharmaceuticals, Inc.*	867	8,158
Entrada Therapeutics, Inc. (x)*	941	14,200
Erasca, Inc. (x)*	3,549	7,559

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Fate Therapeutics, Inc.*	3,704	$13,853
Fennec Pharmaceuticals, Inc. (x)*	798	8,954
FibroGen, Inc.*	3,999	3,544
Foghorn Therapeutics, Inc. (x)*	1,017	6,560
Genelux Corp. (x)*	805	11,278
Generation Bio Co.*	2,252	3,716
Geron Corp.*	20,223	42,671
Graphite Bio, Inc.*	1,233	3,230
Gritstone bio, Inc. (x)*	3,860	7,874
Halozyme Therapeutics, Inc.*	5,533	204,500
Heron Therapeutics, Inc. (x)*	4,710	8,007
HilleVax, Inc. (x)*	934	14,991
Humacyte, Inc. (x)*	2,590	7,356
Icosavax, Inc.*	1,211	19,085
Ideaya Biosciences, Inc.*	2,542	90,444
IGM Biosciences, Inc. (x)*	420	3,490
Immuneering Corp., Class A (x)*	892	6,556
ImmunityBio, Inc. (x)*	4,849	24,342
ImmunoGen, Inc.*	10,199	302,400
Immunovant, Inc.*	2,284	96,225
Inhibrx, Inc. (x)*	1,372	52,136
Inozyme Pharma, Inc. (x)*	1,489	6,343
Insmed, Inc.*	5,838	180,920
Intellia Therapeutics, Inc.*	3,707	113,026
Iovance Biotherapeutics, Inc. (x)*	9,151	74,398
Ironwood Pharmaceuticals, Inc., Class A*	6,023	68,903
iTeos Therapeutics, Inc.*	1,003	10,983
Janux Therapeutics, Inc.*	464	4,979
KalVista Pharmaceuticals, Inc.*	967	11,846
Karyopharm Therapeutics, Inc. (x)*	4,982	4,309
Keros Therapeutics, Inc.*	990	39,362
Kezar Life Sciences, Inc.*	3,139	2,974
Kiniksa Pharmaceuticals Ltd., Class A*	1,312	23,013
Kodiak Sciences, Inc.*	1,618	4,919
Krystal Biotech, Inc.*	937	116,244
Kura Oncology, Inc.*	2,864	41,184
Kymera Therapeutics, Inc.*	1,666	42,416
Larimar Therapeutics, Inc.*	1,128	5,132
Lexicon Pharmaceuticals, Inc. (x)*	3,530	5,401
Lineage Cell Therapeutics, Inc.*	5,676	6,187
Lyell Immunopharma, Inc.*	7,999	15,518
MacroGenics, Inc.*	2,411	23,194
Madrigal Pharmaceuticals, Inc. (x)*	625	144,613
MannKind Corp.*	11,218	40,834
MeiraGTx Holdings plc*	1,434	10,067
Merrimack Pharmaceuticals, Inc.*	461	6,182
Mersana Therapeutics, Inc.*	4,031	9,352
MiMedx Group, Inc.*	4,972	43,604
Mineralys Therapeutics, Inc. (x)*	546	4,696
Mirum Pharmaceuticals, Inc. (x)*	1,073	31,675
Monte Rosa Therapeutics, Inc.*	1,384	7,820
Morphic Holding, Inc.*	1,496	43,204
Mural Oncology plc*	719	4,256
Myriad Genetics, Inc.*	3,367	64,444
Nkarta, Inc. (x)*	1,445	9,537
Novavax, Inc. (x)*	3,830	18,384
Nurix Therapeutics, Inc.*	1,995	20,588
Nuvalent, Inc., Class A*	1,122	82,568
Nuvectis Pharma, Inc.*	301	2,510
Ocean Biomedical, Inc. (x)*	382	252
Olema Pharmaceuticals, Inc.*	1,181	16,569
Omega Therapeutics, Inc. (x)*	1,072	3,227
Organogenesis Holdings, Inc., Class A*	2,281	9,329
ORIC Pharmaceuticals, Inc.*	1,717	15,796
Outlook Therapeutics, Inc. (x)*	6,823	2,688
Ovid therapeutics, Inc. (x)*	2,623	8,446
PDS Biotechnology Corp.*	1,230	6,113
PepGen, Inc. (x)*	662	4,502
PMV Pharmaceuticals, Inc.*	1,661	5,149
Poseida Therapeutics, Inc., Class A*	2,989	10,043
Precigen, Inc. (x)*	4,932	6,609
Prelude Therapeutics, Inc.*	436	1,862
Prime Medicine, Inc. (x)*	1,740	15,416
ProKidney Corp., Class A (x)*	1,952	3,475
Protagonist Therapeutics, Inc.*	2,384	54,665
Protalix BioTherapeutics, Inc. (x)*	2,470	4,397
Prothena Corp. plc*	1,727	62,759
PTC Therapeutics, Inc.*	2,940	81,026
Rallybio Corp.*	1,345	3,215
RAPT Therapeutics, Inc.*	1,299	32,280
RayzeBio, Inc.*	849	52,782
Recursion Pharmaceuticals, Inc., Class A (x)*	5,564	54,861
REGENXBIO, Inc.*	1,819	32,651
Relay Therapeutics, Inc.*	3,906	43,005
Reneo Pharmaceuticals, Inc.*	426	682
Replimune Group, Inc.*	1,792	15,107
REVOLUTION Medicines, Inc.*	6,075	174,231
Rhythm Pharmaceuticals, Inc.*	2,165	99,525
Rigel Pharmaceuticals, Inc.*	8,187	11,871
Rocket Pharmaceuticals, Inc.*	2,650	79,421
Sage Therapeutics, Inc.*	2,325	50,383
Sagimet Biosciences, Inc., Class A (x)*	233	1,263
Sana Biotechnology, Inc. (x)*	3,922	16,002
Sangamo Therapeutics, Inc. (x)*	5,898	3,204
Savara, Inc.*	3,353	15,759
Scholar Rock Holding Corp.*	2,343	44,048
Seres Therapeutics, Inc.*	4,279	5,991
SpringWorks Therapeutics, Inc.*	2,801	102,237
Stoke Therapeutics, Inc. (x)*	1,213	6,380
Summit Therapeutics, Inc. (x)*	5,097	13,303
Sutro Biopharma, Inc.*	2,646	11,351
Syndax Pharmaceuticals, Inc.*	2,898	62,626
Tango Therapeutics, Inc.*	1,673	16,563
Tenaya Therapeutics, Inc. (x)*	2,013	6,522
TG Therapeutics, Inc. (x)*	5,815	99,320
Travere Therapeutics, Inc.*	3,204	28,804
Turnstone Biologics Corp. (x)*	278	708
Twist Bioscience Corp.*	2,462	90,749
Tyra Biosciences, Inc. (x)*	585	8,102
UroGen Pharma Ltd. (x)*	861	12,915
Vanda Pharmaceuticals, Inc.*	2,430	10,255
Vaxcyte, Inc.*	3,983	250,132
Vaxxinity, Inc., Class A (x)*	1,875	1,594
Vera Therapeutics, Inc., Class A*	1,487	22,870
Veracyte, Inc.*	3,158	86,877
Vericel Corp.*	1,992	70,935
Verve Therapeutics, Inc.*	2,231	31,100
Vigil Neuroscience, Inc. (x)*	707	2,390
Viking Therapeutics, Inc.*	4,229	78,702

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Vir Biotechnology, Inc.*	3,684	$37,061
Viridian Therapeutics, Inc.*	1,856	40,424
Vor BioPharma, Inc.*	1,657	3,728
Voyager Therapeutics, Inc.*	1,397	11,791
X4 Pharmaceuticals, Inc. (x)*	5,415	4,541
Xencor, Inc.*	2,530	53,712
XOMA Corp.*	322	5,957
Y-mAbs Therapeutics, Inc.*	1,293	8,818
Zentalis Pharmaceuticals, Inc.*	2,526	38,269
Zura Bio Ltd., Class A*	334	1,560
Zymeworks, Inc.*	2,348	24,396

		8,019,434

Health Care Equipment & Supplies (2.8%)
Accuray, Inc.*	4,103	11,612
Alphatec Holdings, Inc.*	3,895	58,853
AngioDynamics, Inc.*	1,726	13,532
Artivion, Inc.*	1,705	30,485
AtriCure, Inc.*	2,027	72,344
Atrion Corp.	59	22,349
Avanos Medical, Inc.*	1,875	42,056
Axogen, Inc.*	1,775	12,123
Axonics, Inc.*	2,085	129,750
Beyond Air, Inc. (x)*	1,127	2,209
Butterfly Network, Inc. (x)*	6,008	6,489
Cerus Corp.*	7,555	16,319
ClearPoint Neuro, Inc.*	1,008	6,844
CONMED Corp.	1,298	142,144
Cutera, Inc. (x)*	745	2,626
CVRx, Inc.*	489	15,374
Embecta Corp.	2,565	48,555
Envista Holdings Corp.*	106,933	2,572,808
Glaukos Corp.*	1,978	157,231
Haemonetics Corp.*	2,123	181,538
Inari Medical, Inc.*	2,280	148,018
Inmode Ltd.*	3,361	74,749
Inogen, Inc.*	950	5,216
Integer Holdings Corp.*	22,324	2,211,862
iRadimed Corp.	315	14,953
iRhythm Technologies, Inc.*	1,292	138,296
KORU Medical Systems, Inc. (x)*	1,538	3,776
Lantheus Holdings, Inc.*	2,895	179,490
LeMaitre Vascular, Inc.	853	48,416
LivaNova plc*	2,291	118,536
Merit Medical Systems, Inc.*	2,415	183,443
Nano-X Imaging Ltd. (x)*	2,131	13,574
Neogen Corp.*	9,262	186,259
Nevro Corp.*	1,547	33,291
Omnicell, Inc.*	1,875	70,556
OraSure Technologies, Inc.*	2,772	22,730
Orchestra BioMed Holdings, Inc. (x)*	184	1,680
Orthofix Medical, Inc.*	1,525	20,557
OrthoPediatrics Corp.*	698	22,692
Outset Medical, Inc.*	2,135	11,550
Paragon 28, Inc.*	1,905	23,679
PROCEPT BioRobotics Corp.*	1,588	66,553
Pulmonx Corp.*	1,522	19,406
Pulse Biosciences, Inc. (x)*	710	8,690
RxSight, Inc.*	1,192	48,061
Sanara Medtech, Inc. (x)*	167	6,864
Semler Scientific, Inc.*	220	9,744
SI-BONE, Inc.*	1,508	31,653
Sight Sciences, Inc.*	954	4,923
Silk Road Medical, Inc.*	1,667	20,454
STAAR Surgical Co.*	2,035	63,512
Surmodics, Inc.*	597	21,701
Tactile Systems Technology, Inc.*	1,023	14,629
Tela Bio, Inc.*	698	4,621
TransMedics Group, Inc.*	1,348	106,398
Treace Medical Concepts, Inc.*	1,989	25,360
UFP Technologies, Inc.*	292	50,236
Utah Medical Products, Inc.	106	8,927
Varex Imaging Corp.*	1,530	31,365
Vicarious Surgical, Inc., Class A*	3,082	1,130
Zimvie, Inc.*	1,137	20,182
Zynex, Inc. (x)*	955	10,400

		7,653,373

Health Care Providers & Services (1.0%)
23andMe Holding Co., Class A (x)*	11,396	10,410
Accolade, Inc.*	2,882	34,613
AdaptHealth Corp., Class A*	4,152	30,268
Addus HomeCare Corp.*	677	62,859
Agiliti, Inc.*	1,233	9,765
AirSculpt Technologies, Inc. (x)*	535	4,007
Alignment Healthcare, Inc.*	3,691	31,780
AMN Healthcare Services, Inc.*	1,602	119,958
Apollo Medical Holdings, Inc.*	1,781	68,212
Aveanna Healthcare Holdings, Inc.*	2,007	5,379
Brookdale Senior Living, Inc.*	7,511	43,714
Cano Health, Inc. (x)*	104	610
CareMax, Inc. (x)*	3,306	1,647
Castle Biosciences, Inc.*	953	20,566
Community Health Systems, Inc.*	5,453	17,068
CorVel Corp.*	362	89,490
Cross Country Healthcare, Inc.*	1,493	33,802
DocGo, Inc.*	2,827	15,803
Enhabit, Inc.*	2,215	22,925
Ensign Group, Inc. (The)	2,325	260,888
Fulgent Genetics, Inc.*	916	26,482
Guardant Health, Inc.*	4,757	128,677
HealthEquity, Inc.*	3,570	236,691
Hims & Hers Health, Inc.*	4,923	43,815
InfuSystem Holdings, Inc.*	799	8,421
Innovage Holding Corp. (x)*	953	5,718
Invitae Corp. (x)*	10,535	6,603
Joint Corp. (The)*	682	6,554
LifeStance Health Group, Inc. (x)*	4,668	36,550
ModivCare, Inc.*	557	24,502
National HealthCare Corp.	515	47,596
National Research Corp.	537	21,244
NeoGenomics, Inc.*	5,357	86,676
OPKO Health, Inc. (x)*	17,174	25,933
Option Care Health, Inc.*	7,062	237,919
Owens & Minor, Inc.*	3,263	62,878
P3 Health Partners, Inc. (x)*	1,753	2,472
Patterson Cos., Inc.	3,727	106,033
Pediatrix Medical Group, Inc.*	3,327	30,941
Pennant Group, Inc. (The)*	1,228	17,094
PetIQ, Inc., Class A*	1,186	23,424
Privia Health Group, Inc.*	4,637	106,790
Progyny, Inc.*	3,312	123,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Quipt Home Medical Corp.*	1,775	$9,035
RadNet, Inc.*	2,487	86,473
Select Medical Holdings Corp.	4,363	102,531
Surgery Partners, Inc.*	3,194	102,176
US Physical Therapy, Inc.	635	59,144
Viemed Healthcare, Inc.*	1,502	11,791

		2,671,067

Health Care Technology (0.2%)
American Well Corp., Class A*	10,204	15,204
Computer Programs and Systems, Inc.*	676	7,571
Definitive Healthcare Corp., Class A*	1,986	19,741
Evolent Health, Inc., Class A*	4,654	153,722
Health Catalyst, Inc.*	2,421	22,418
HealthStream, Inc.	924	24,976
Multiplan Corp.*	17,086	24,604
OptimizeRx Corp.*	466	6,669
Phreesia, Inc.*	2,247	52,018
Schrodinger, Inc.*	2,298	82,268
Sharecare, Inc.*	13,168	14,221
Simulations Plus, Inc.	688	30,788
Veradigm, Inc.*	4,717	49,481

		503,681

Life Sciences Tools & Services (0.1%)
Adaptive Biotechnologies Corp.*	4,956	24,284
Akoya Biosciences, Inc.*	657	3,206
BioLife Solutions, Inc.*	1,491	24,229
Codexis, Inc.*	2,907	8,866
CryoPort, Inc.*	1,749	27,092
Cytek Biosciences, Inc.*	4,876	44,469
Harvard Bioscience, Inc.*	1,721	9,207
MaxCyte, Inc.*	3,928	18,462
Mesa Laboratories, Inc.	223	23,364
NanoString Technologies, Inc. (x)*	2,253	1,686
Nautilus Biotechnology, Inc., Class A*	2,090	6,249
OmniAb, Inc. (Earn Out Shares) (r)*	530	—
OmniAb, Inc. (Nasdaq Stock Exchange)*	3,388	20,904
Pacific Biosciences of California, Inc.*	10,528	103,280
Quanterix Corp.*	1,502	41,065
Quantum-Si, Inc.*	3,948	7,935
Seer, Inc., Class A*	2,289	4,441
SomaLogic, Inc.*	6,659	16,847

		385,586

Pharmaceuticals (0.7%)
Aclaris Therapeutics, Inc.*	3,055	3,208
Amneal Pharmaceuticals, Inc.*	4,953	30,065
Amphastar Pharmaceuticals, Inc.*	1,587	98,156
Amylyx Pharmaceuticals, Inc.*	2,222	32,708
ANI Pharmaceuticals, Inc.*	556	30,658
Arvinas, Inc.*	2,031	83,596
Assertio Holdings, Inc. (x)*	3,903	4,176
Atea Pharmaceuticals, Inc.*	3,426	10,449
Axsome Therapeutics, Inc. (x)*	1,526	121,454
Biote Corp., Class A*	616	3,043
Bright Green Corp. (x)*	2,653	876
Cara Therapeutics, Inc.*	1,961	1,457
Cassava Sciences, Inc. (x)*	1,606	36,151
Citius Pharmaceuticals, Inc. (x)*	5,405	4,089
Collegium Pharmaceutical, Inc.*	1,472	45,308
Corcept Therapeutics, Inc.*	3,350	108,808
CorMedix, Inc. (x)*	1,963	7,381
Cymabay Therapeutics, Inc.*	4,781	112,927
Edgewise Therapeutics, Inc.*	1,882	20,589
Enliven Therapeutics, Inc. (x)*	1,027	14,214
Evolus, Inc.*	1,674	17,627
Eyenovia, Inc.*	1,224	2,546
EyePoint Pharmaceuticals, Inc. (x)*	1,099	25,398
Harmony Biosciences Holdings, Inc.*	1,451	46,867
Harrow, Inc.*	1,144	12,813
Ikena Oncology, Inc.*	935	1,842
Innoviva, Inc.*	2,587	41,495
Intra-Cellular Therapies, Inc.*	3,928	281,323
Ligand Pharmaceuticals, Inc.*	733	52,351
Liquidia Corp. (x)*	2,099	25,251
Longboard Pharmaceuticals, Inc.*	685	4,131
Marinus Pharmaceuticals, Inc.*	2,192	23,827
Neumora Therapeutics, Inc. (x)*	628	10,707
NGM Biopharmaceuticals, Inc.*	1,734	1,490
Nuvation Bio, Inc.*	6,408	9,676
Ocular Therapeutix, Inc.*	2,627	11,716
Omeros Corp. (x)*	2,678	8,757
Optinose, Inc. (x)*	3,207	4,137
Pacira BioSciences, Inc.*	1,880	63,431
Phathom Pharmaceuticals, Inc. (x)*	1,053	9,614
Phibro Animal Health Corp., Class A	893	10,341
Pliant Therapeutics, Inc.*	2,247	40,693
Prestige Consumer Healthcare, Inc.*	2,104	128,807
Rain Oncology, Inc. (x)*	1,980	2,376
Revance Therapeutics, Inc.*	3,669	32,251
Scilex Holding Co. (r)*	3,124	5,417
scPharmaceuticals, Inc. (x)*	1,270	7,963
SIGA Technologies, Inc. (x)	2,069	11,586
Supernus Pharmaceuticals, Inc.*	2,150	62,221
Taro Pharmaceutical Industries Ltd.*	360	15,041
Tarsus Pharmaceuticals, Inc.*	1,037	20,999
Terns Pharmaceuticals, Inc. (x)*	1,885	12,234
Theravance Biopharma, Inc. (x)*	2,446	27,493
Theseus Pharmaceuticals, Inc.*	890	3,605
Third Harmonic Bio, Inc. (x)*	857	9,401
Trevi Therapeutics, Inc.*	1,831	2,454
Ventyx Biosciences, Inc.*	2,058	5,083
Verrica Pharmaceuticals, Inc. (x)*	918	6,720
WaVe Life Sciences Ltd.*	2,601	13,135
Xeris Biopharma Holdings, Inc.*	5,890	13,841
Zevra Therapeutics, Inc.*	1,526	9,995

		1,865,968

Total Health Care		21,099,109

Industrials (18.5%)
Aerospace & Defense (2.3%)
AAR Corp.*	1,430	89,232
AeroVironment, Inc.*	1,103	139,022
AerSale Corp.*	1,097	13,926
Archer Aviation, Inc., Class A (x)*	6,510	39,971
Astronics Corp.*	1,128	19,650
Cadre Holdings, Inc.	862	28,351
Ducommun, Inc.*	521	27,123
Eve Holding, Inc. (x)*	796	5,827
Kaman Corp.	1,239	29,674

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Kratos Defense & Security Solutions, Inc.*	5,310	$107,740
Leonardo DRS, Inc.*	2,982	59,759
Melrose Industries plc	211,453	1,529,305
Moog, Inc., Class A	1,207	174,750
National Presto Industries, Inc.	214	17,180
Park Aerospace Corp.	807	11,863
Parsons Corp.*	1,761	110,432
QinetiQ Group plc	502,593	1,979,547
Redwire Corp. (x)*	341	972
Rocket Lab USA, Inc. (x)*	11,543	63,833
Senior plc	823,110	1,863,339
Terran Orbital Corp. (x)*	3,748	4,273
Triumph Group, Inc.*	2,528	41,914
V2X, Inc.*	500	23,220
Virgin Galactic Holdings, Inc. (x)*	13,901	34,058

		6,414,961

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	2,222	39,129
Forward Air Corp.	1,080	67,900
Hub Group, Inc., Class A*	1,364	125,406
Radiant Logistics, Inc.*	1,582	10,505

		242,940

Building Products (2.9%)
AAON, Inc.	2,871	212,081
American Woodmark Corp.*	673	62,488
Apogee Enterprises, Inc.	979	52,288
AZZ, Inc.	1,039	60,356
CSW Industrials, Inc.	642	133,157
Gibraltar Industries, Inc.*	1,327	104,806
Griffon Corp.	1,770	107,881
Insteel Industries, Inc.	15,479	592,691
Janus International Group, Inc.*	3,737	48,768
JELD-WEN Holding, Inc.*	3,543	66,892
Masonite International Corp.*	9,259	783,867
Masterbrand, Inc.*	5,468	81,200
PGT Innovations, Inc.*	2,357	95,930
Quanex Building Products Corp.	1,433	43,807
Resideo Technologies, Inc.*	6,248	117,587
Simpson Manufacturing Co., Inc.	1,823	360,918
UFP Industries, Inc.	30,894	3,878,742
Zurn Elkay Water Solutions Corp.	37,176	1,093,346

		7,896,805

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	2,762	123,821
ACCO Brands Corp.	3,613	21,967
ACV Auctions, Inc., Class A*	5,349	81,037
Aris Water Solutions, Inc., Class A	1,315	11,033
BrightView Holdings, Inc.*	1,914	16,116
Brink’s Co. (The)	1,962	172,558
Casella Waste Systems, Inc., Class A*	2,399	205,019
CECO Environmental Corp.*	1,306	26,486
Cimpress plc*	774	61,959
CompX International, Inc.	100	2,528
CoreCivic, Inc.*	4,746	68,959
Deluxe Corp.	1,895	40,648
Ennis, Inc.	963	21,099
Enviri Corp.*	3,461	31,149
GEO Group, Inc. (The)*	4,905	53,121
Healthcare Services Group, Inc.*	3,230	33,495
HNI Corp.	28,280	1,182,952
Interface, Inc., Class A	2,514	31,727
LanzaTech Global, Inc. (x)*	907	4,562
Li-Cycle Holdings Corp. (x)*	6,023	3,522
Liquidity Services, Inc.*	1,000	17,210
Matthews International Corp., Class A	1,316	48,231
MillerKnoll, Inc.	3,225	86,043
Montrose Environmental Group, Inc.*	1,202	38,620
NL Industries, Inc.	460	2,581
OPENLANE, Inc.*	4,685	69,385
Performant Financial Corp.*	2,960	9,250
Pitney Bowes, Inc.	6,870	30,228
Quad/Graphics, Inc.*	839	4,547
SP Plus Corp.*	781	40,026
Steelcase, Inc., Class A	3,758	50,808
UniFirst Corp.	640	117,063
Vestis Corp.	17,722	374,643
Viad Corp.*	890	32,218
VSE Corp.	476	30,754

		3,145,365

Construction & Engineering (2.1%)
Ameresco, Inc., Class A*	1,402	44,401
API Group Corp.*	8,914	308,425
Arcosa, Inc.	2,061	170,321
Argan, Inc.	550	25,735
Bowman Consulting Group Ltd., Class A*	442	15,700
Comfort Systems USA, Inc.	1,504	309,328
Concrete Pumping Holdings, Inc.*	846	6,937
Construction Partners, Inc., Class A*	1,664	72,417
Dycom Industries, Inc.*	1,212	139,489
Fluor Corp.*	6,084	238,310
Granite Construction, Inc.	1,865	94,854
Great Lakes Dredge & Dock Corp.*	2,845	21,850
IES Holdings, Inc.*	355	28,123
INNOVATE Corp. (x)*	2,020	2,485
Limbach Holdings, Inc.*	405	18,415
MYR Group, Inc.*	687	99,361
Northwest Pipe Co.*	454	13,738
Primoris Services Corp.	58,720	1,950,091
Southland Holdings, Inc.*	165	851
Stantec, Inc.	2,528	202,957
Sterling Infrastructure, Inc.*	1,268	111,495
Tutor Perini Corp.*	1,841	16,753
WillScot Mobile Mini Holdings Corp.*	41,022	1,825,479

		5,717,515

Electrical Equipment (1.6%)
Allient, Inc.	578	17,461
Amprius Technologies, Inc.*	237	1,254
Array Technologies, Inc.*	6,354	106,747
Atkore, Inc.*	1,601	256,160
Babcock & Wilcox Enterprises, Inc.*	2,660	3,884
Blink Charging Co. (x)*	2,030	6,882
Bloom Energy Corp., Class A (x)*	8,110	120,028
Dragonfly Energy Holdings Corp. (x)*	1,742	944
Encore Wire Corp.	636	135,850
Energy Vault Holdings, Inc. (x)*	4,313	10,049
EnerSys	1,753	176,983
Enovix Corp. (x)*	5,729	71,727

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Eos Energy Enterprises, Inc. (x)*	4,734	$5,160
ESS Tech, Inc. (x)*	3,526	4,020
Fluence Energy, Inc., Class A (x)*	2,498	59,577
FTC Solar, Inc.*	2,798	1,938
FuelCell Energy, Inc. (x)*	17,768	28,429
GrafTech International Ltd.	7,377	16,156
LSI Industries, Inc.	1,151	16,206
NEXTracker, Inc., Class A*	2,153	100,868
NuScale Power Corp., Class A (x)*	2,357	7,754
Powell Industries, Inc.	360	31,824
Preformed Line Products Co.	110	14,725
Regal Rexnord Corp.	20,462	3,028,785
SES AI Corp.*	5,492	10,050
Shoals Technologies Group, Inc., Class A*	7,180	111,577
SKYX Platforms Corp. (x)*	2,501	4,002
Stem, Inc. (x)*	6,445	25,007
SunPower Corp. (x)*	3,818	18,441
Thermon Group Holdings, Inc.*	1,460	47,552
TPI Composites, Inc. (x)*	1,843	7,630
Vicor Corp.*	879	39,502

		4,487,172

Ground Transportation (0.2%)
ArcBest Corp.	1,001	120,330
Covenant Logistics Group, Inc., Class A	361	16,621
Daseke, Inc.*	1,924	15,584
FTAI Infrastructure, Inc.	4,354	16,937
Heartland Express, Inc.	1,818	25,925
Marten Transport Ltd.	2,371	49,744
PAM Transportation Services, Inc.*	268	5,569
RXO, Inc.*	4,947	115,067
TuSimple Holdings, Inc., Class A*	7,266	6,378
Universal Logistics Holdings, Inc.	182	5,100
Werner Enterprises, Inc.	2,693	114,102

		491,357

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A (x)	1,103	25,678

Machinery (3.1%)
374Water, Inc. (x)*	2,605	3,699
3D Systems Corp.*	5,547	35,223
Alamo Group, Inc.	417	87,649
Albany International Corp., Class A	1,319	129,552
Astec Industries, Inc.	890	33,108
Barnes Group, Inc.	2,144	69,959
Blue Bird Corp.*	1,070	28,847
Chart Industries, Inc.*	1,829	249,348
Columbus McKinnon Corp.	56,947	2,222,072
Commercial Vehicle Group, Inc.*	1,413	9,905
Desktop Metal, Inc., Class A (x)*	12,339	9,267
Douglas Dynamics, Inc.	979	29,057
Energy Recovery, Inc.*	2,233	42,070
Enerpac Tool Group Corp., Class A	2,324	72,253
Enpro, Inc.	883	138,401
ESCO Technologies, Inc.	1,078	126,158
Federal Signal Corp.	2,529	194,075
Franklin Electric Co., Inc.	1,943	187,791
Gencor Industries, Inc. (x)*	464	7,489
Gorman-Rupp Co. (The)	994	35,317
Greenbrier Cos., Inc. (The)	1,325	58,538
Helios Technologies, Inc.	1,425	64,624
Hillenbrand, Inc.	2,913	139,387
Hillman Solutions Corp.*	8,474	78,046
Hyliion Holdings Corp. (x)*	6,493	5,283
Hyster-Yale Materials Handling, Inc.	478	29,727
John Bean Technologies Corp.	1,353	134,556
Kadant, Inc.	498	139,594
Kennametal, Inc.	3,501	90,291
Lindsay Corp.	485	62,643
Luxfer Holdings plc	1,188	10,621
Manitowoc Co., Inc. (The)*	1,529	25,519
Mayville Engineering Co., Inc.*	486	7,008
Microvast Holdings, Inc. (x)*	10,211	14,295
Miller Industries, Inc.	488	20,637
Mueller Industries, Inc.	4,732	223,114
Mueller Water Products, Inc., Class A	175,931	2,533,406
Nikola Corp.*	26,117	22,847
Omega Flex, Inc.	149	10,506
Park-Ohio Holdings Corp.	369	9,948
Proto Labs, Inc.*	1,051	40,947
REV Group, Inc.	1,224	22,240
Shyft Group, Inc. (The)	1,512	18,477
SPX Technologies, Inc.*	1,876	189,495
Standex International Corp.	512	81,091
Tennant Co.	777	72,020
Terex Corp.	2,871	164,968
Timken Co. (The)	876	70,211
Titan International, Inc.*	2,240	33,331
Trinity Industries, Inc.	3,393	90,220
Velo3D, Inc. (x)*	3,915	1,557
Wabash National Corp.	1,895	48,550
Watts Water Technologies, Inc., Class A	1,150	239,591

		8,464,528

Marine Transportation (0.1%)
Costamare, Inc.	2,102	21,882
Eagle Bulk Shipping, Inc. (x)	402	22,271
Genco Shipping & Trading Ltd.	1,852	30,725
Golden Ocean Group Ltd.	4,945	48,263
Himalaya Shipping Ltd. (x)*	379	2,562
Matson, Inc.	1,448	158,701
Pangaea Logistics Solutions Ltd.	1,602	13,200
Safe Bulkers, Inc.	2,881	11,322

		308,926

Passenger Airlines (0.2%)
Allegiant Travel Co.	650	53,697
Blade Air Mobility, Inc. (x)*	2,500	8,825
Frontier Group Holdings, Inc. (x)*	1,633	8,916
Hawaiian Holdings, Inc. (x)*	2,280	32,376
JetBlue Airways Corp. (x)*	13,912	77,212
Joby Aviation, Inc. (x)*	11,736	78,044
SkyWest, Inc.*	1,712	89,366
Spirit Airlines, Inc.	4,522	74,116
Sun Country Airlines Holdings, Inc.*	1,659	26,096

		448,648

Professional Services (1.5%)
Alight, Inc., Class A*	17,278	147,381
ASGN, Inc.*	1,986	190,994

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Asure Software, Inc.*	714	$6,797
Barrett Business Services, Inc.	290	33,582
BlackSky Technology, Inc., Class A (x)*	5,200	7,280
CBIZ, Inc.*	2,020	126,432
Conduent, Inc.*	7,297	26,634
CRA International, Inc.	268	26,492
CSG Systems International, Inc.	1,362	72,472
ExlService Holdings, Inc.*	6,897	212,772
Exponent, Inc.	2,153	189,550
First Advantage Corp.	2,373	39,321
FiscalNote Holdings, Inc. (x)*	2,739	3,123
Forrester Research, Inc.*	541	14,504
Franklin Covey Co.*	446	19,414
Heidrick & Struggles International, Inc.	894	26,400
HireQuest, Inc. (x)	236	3,623
HireRight Holdings Corp.*	632	8,500
Huron Consulting Group, Inc.*	826	84,913
IBEX Holdings Ltd.*	481	9,144
ICF International, Inc.	1,389	186,251
Innodata, Inc.*	1,110	9,035
Insperity, Inc.	1,497	175,478
Kelly Services, Inc., Class A	1,386	29,965
Kforce, Inc.	22,589	1,526,113
Korn Ferry	2,175	129,086
Legalzoom.com, Inc.*	5,006	56,568
Maximus, Inc.	2,578	216,191
Mistras Group, Inc.*	916	6,705
NV5 Global, Inc.*	596	66,228
Planet Labs PBC*	7,295	18,019
Resources Connection, Inc.	1,162	16,466
Skillsoft Corp. (x)*	180	3,164
Sterling Check Corp.*	1,111	15,465
TriNet Group, Inc.*	1,353	160,912
TrueBlue, Inc.*	1,319	20,233
TTEC Holdings, Inc.	825	17,878
Upwork, Inc.*	5,140	76,432
Verra Mobility Corp., Class A*	5,897	135,808
Willdan Group, Inc.*	459	9,869

		4,125,194

Trading Companies & Distributors (3.2%)
Alta Equipment Group, Inc.	939	11,615
Applied Industrial Technologies, Inc.	1,638	282,866
Beacon Roofing Supply, Inc.*	2,450	213,199
BlueLinx Holdings, Inc.*	379	42,944
Boise Cascade Co.	1,691	218,748
Custom Truck One Source, Inc.*	2,461	15,209
Distribution Solutions Group, Inc.*	434	13,697
DXP Enterprises, Inc.*	612	20,624
EVI Industries, Inc.	209	4,960
FTAI Aviation Ltd.	4,242	196,829
GATX Corp.	1,501	180,450
Global Industrial Co.	569	22,100
GMS, Inc.*	1,733	142,851
H&E Equipment Services, Inc.	1,339	70,056
Herc Holdings, Inc.	11,258	1,676,204
Hudson Technologies, Inc.*	1,901	25,644
Karat Packaging, Inc.	238	5,914
McGrath RentCorp	43,268	5,175,718
MRC Global, Inc.*	3,659	40,286
NOW, Inc.*	4,622	52,321
Rush Enterprises, Inc., Class A	2,617	131,635
Rush Enterprises, Inc., Class B	430	22,782
Textainer Group Holdings Ltd.	1,749	86,051
Titan Machinery, Inc.*	794	22,931
Transcat, Inc.*	312	34,111
Willis Lease Finance Corp.*	125	6,110
Xometry, Inc., Class A*	1,504	54,009

		8,769,864

Total Industrials		50,538,953

Information Technology (11.1%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.	3,386	24,853
Aviat Networks, Inc.*	434	14,174
Calix, Inc.*	2,476	108,176
Cambium Networks Corp.*	453	2,718
Clearfield, Inc.*	36,136	1,050,835
CommScope Holding Co., Inc.*	9,137	25,766
Comtech Telecommunications Corp.	1,177	9,922
Digi International, Inc.*	1,403	36,478
DZS, Inc. (x)*	866	1,706
Extreme Networks, Inc.*	5,476	96,597
Harmonic, Inc.*	4,515	58,876
Infinera Corp. (x)*	8,122	38,580
KVH Industries, Inc.*	825	4,340
NETGEAR, Inc.*	1,246	18,167
NetScout Systems, Inc.*	2,960	64,972
Ribbon Communications, Inc.*	3,750	10,875
Viavi Solutions, Inc.*	9,602	96,692

		1,663,727

Electronic Equipment, Instruments & Components (3.5%)
908 Devices, Inc.*	903	10,132
Advanced Energy Industries, Inc.	1,597	173,945
Aeva Technologies, Inc. (x)*	3,447	2,612
Akoustis Technologies, Inc. (x)*	3,042	2,537
Arlo Technologies, Inc.*	3,826	36,424
Badger Meter, Inc.	1,247	192,499
Bel Fuse, Inc., Class B	398	26,574
Belden, Inc.	1,776	137,196
Benchmark Electronics, Inc.	56,276	1,555,469
Climb Global Solutions, Inc.	183	10,034
Coherent Corp.*	34,868	1,517,804
CTS Corp.	2,979	130,301
Daktronics, Inc.*	1,306	11,075
ePlus, Inc.*	1,153	92,056
Evolv Technologies Holdings, Inc.*	4,956	23,392
Fabrinet*	1,563	297,486
FARO Technologies, Inc.*	829	18,677
Insight Enterprises, Inc.*	1,222	216,526
Iteris, Inc.*	1,879	9,771
Itron, Inc.*	1,938	146,338
Kimball Electronics, Inc.*	1,049	28,271
Knowles Corp.*	199,514	3,573,296
Lightwave Logic, Inc. (x)*	4,960	24,701
Luna Innovations, Inc.*	1,413	9,396
Methode Electronics, Inc.	1,534	34,868
MicroVision, Inc. (x)*	7,782	20,700
Mirion Technologies, Inc., Class A*	8,446	86,572

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Napco Security Technologies, Inc.	1,281	$43,874
nLight, Inc.*	1,913	25,825
Novanta, Inc.*	1,521	256,152
OSI Systems, Inc.*	688	88,786
PAR Technology Corp. (x)*	1,161	50,550
PC Connection, Inc.	493	33,135
Plexus Corp.*	1,142	123,484
Presto Automation, Inc.*	575	306
Richardson Electronics Ltd.	526	7,022
Rogers Corp.*	735	97,071
Sanmina Corp.*	2,432	124,932
ScanSource, Inc.*	1,105	43,769
SmartRent, Inc., Class A*	8,108	25,865
TTM Technologies, Inc.*	4,308	68,109
Vishay Intertechnology, Inc.	5,447	130,565
Vishay Precision Group, Inc.*	431	14,684
Vuzix Corp. (x)*	2,706	5,642

		9,528,423

IT Services (0.2%)
Applied Digital Corp. (x)*	2,977	20,065
BigBear.ai Holdings, Inc. (x)*	1,181	2,527
BigCommerce Holdings, Inc.*	2,879	28,013
Brightcove, Inc.*	2,128	5,511
Couchbase, Inc.*	1,496	33,690
DigitalOcean Holdings, Inc. (x)*	2,678	98,256
Fastly, Inc., Class A*	4,943	87,985
Grid Dynamics Holdings, Inc.*	2,406	32,072
Hackett Group, Inc. (The)	1,100	25,047
Information Services Group, Inc.	1,713	8,068
Perficient, Inc.*	1,452	95,571
Rackspace Technology, Inc.*	2,744	5,488
Squarespace, Inc., Class A*	1,966	64,898
Thoughtworks Holding, Inc.*	4,073	19,591
Tucows, Inc., Class A (x)*	437	11,799
Unisys Corp.*	2,884	16,208

		554,789

Semiconductors & Semiconductor Equipment (2.4%)
ACM Research, Inc., Class A*	1,904	37,204
Aehr Test Systems (x)*	1,138	30,191
Alpha & Omega Semiconductor Ltd.*	997	25,982
Ambarella, Inc.*	1,596	97,819
Amkor Technology, Inc.	4,757	158,265
Atomera, Inc. (x)*	1,021	7,157
Axcelis Technologies, Inc.*	1,387	179,880
CEVA, Inc.*	1,009	22,914
Cohu, Inc.*	59,163	2,093,779
Credo Technology Group Holding Ltd.*	4,847	94,371
Diodes, Inc.*	1,912	153,954
FormFactor, Inc.*	3,256	135,808
Ichor Holdings Ltd.*	1,228	41,298
Impinj, Inc.*	970	87,329
indie Semiconductor, Inc., Class A (x)*	6,418	52,050
inTEST Corp.*	472	6,419
Kulicke & Soffa Industries, Inc.	2,409	131,821
MACOM Technology Solutions Holdings, Inc.*	2,314	215,086
Maxeon Solar Technologies Ltd. (x)*	1,110	7,959
MaxLinear, Inc., Class A*	3,103	73,758
Navitas Semiconductor Corp., Class A*	4,490	36,234
NVE Corp.	163	12,784
Onto Innovation, Inc.*	9,464	1,447,046
PDF Solutions, Inc.*	1,325	42,586
Photronics, Inc.*	2,687	84,291
Power Integrations, Inc.	2,394	196,571
Rambus, Inc.*	4,641	316,748
Semtech Corp.*	2,601	56,988
Silicon Laboratories, Inc.*	1,349	178,432
SiTime Corp.*	726	88,630
SkyWater Technology, Inc.*	774	7,446
SMART Global Holdings, Inc.*	1,902	36,005
Synaptics, Inc.*	1,680	191,654
Transphorm, Inc. (x)*	915	3,340
Ultra Clean Holdings, Inc.*	1,930	65,890
Veeco Instruments, Inc.*	2,084	64,667

		6,482,356

Software (4.1%)
8x8, Inc.*	4,741	17,921
A10 Networks, Inc.	3,108	40,932
ACI Worldwide, Inc.*	169,166	5,176,480
Adeia, Inc.	4,357	53,983
Agilysys, Inc.*	841	71,334
Alarm.com Holdings, Inc.*	2,079	134,345
Alkami Technology, Inc.*	1,738	42,146
Altair Engineering, Inc., Class A*	2,283	192,114
American Software, Inc., Class A	1,376	15,549
Amplitude, Inc., Class A*	2,979	37,893
Appfolio, Inc., Class A*	814	141,017
Appian Corp., Class A*	1,711	64,436
Asana, Inc., Class A (x)*	3,318	63,075
Aurora Innovation, Inc., Class A (x)*	13,379	58,466
AvePoint, Inc.*	6,311	51,813
Bit Digital, Inc. (x)*	3,180	13,451
Blackbaud, Inc.*	1,849	160,308
BlackLine, Inc.*	2,389	149,169
Box, Inc., Class A*	5,982	153,199
Braze, Inc., Class A*	2,210	117,417
C3.ai, Inc., Class A (x)*	3,438	98,705
Cerence, Inc.*	1,775	34,896
Cipher Mining, Inc.*	1,722	7,112
Cleanspark, Inc. (x)*	6,327	69,787
Clear Secure, Inc., Class A	3,457	71,387
CommVault Systems, Inc.*	1,847	147,483
Consensus Cloud Solutions, Inc.*	737	19,317
CoreCard Corp. (x)*	319	4,412
CS Disco, Inc.*	1,040	7,894
CXApp, Inc.*	85	110
Digimarc Corp. (x)*	625	22,575
Digital Turbine, Inc.*	4,132	28,345
Domo, Inc., Class B*	1,316	13,542
E2open Parent Holdings, Inc.*	7,371	32,359
eGain Corp.*	627	5,223
Enfusion, Inc., Class A*	1,637	15,879
EngageSmart, Inc.*	2,138	48,960
Envestnet, Inc.*	2,092	103,596
Everbridge, Inc.*	1,776	43,175
EverCommerce, Inc.*	742	8,184
Expensify, Inc., Class A*	2,430	6,002

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Freshworks, Inc., Class A*	6,859	$161,118
Instructure Holdings, Inc.*	858	23,175
Intapp, Inc.*	1,171	44,521
InterDigital, Inc.	1,129	122,542
Jamf Holding Corp.*	2,870	51,832
Kaltura, Inc.*	3,651	7,119
LivePerson, Inc.*	3,115	11,806
LiveRamp Holdings, Inc.*	2,806	106,291
Marathon Digital Holdings, Inc. (x)*	8,998	211,363
Matterport, Inc.*	11,037	29,690
MeridianLink, Inc.*	1,097	27,173
MicroStrategy, Inc., Class A (x)*	516	325,916
Mitek Systems, Inc.*	1,848	24,098
Model N, Inc.*	1,642	44,219
N-able, Inc.*	2,994	39,670
NextNav, Inc. (x)*	2,377	10,578
Olo, Inc., Class A*	4,551	26,032
ON24, Inc.	1,418	11,174
OneSpan, Inc.*	1,741	18,663
PagerDuty, Inc.*	3,811	88,225
PowerSchool Holdings, Inc., Class A*	2,467	58,122
Progress Software Corp.	1,824	99,043
PROS Holdings, Inc.*	1,874	72,692
Q2 Holdings, Inc.*	2,414	104,792
Qualys, Inc.*	1,578	309,730
Rapid7, Inc.*	2,543	145,205
Red Violet, Inc.*	429	8,567
Rimini Street, Inc.*	2,281	7,459
Riot Platforms, Inc. (x)*	8,038	124,348
Sapiens International Corp. NV	1,199	34,699
SEMrush Holdings, Inc., Class A (x)*	1,378	18,823
SolarWinds Corp.*	2,241	27,990
SoundHound AI, Inc., Class A (x)*	6,158	13,055
SoundThinking, Inc.*	440	11,238
Sprinklr, Inc., Class A*	4,474	53,867
Sprout Social, Inc., Class A*	2,041	125,399
SPS Commerce, Inc.*	1,559	302,197
Tenable Holdings, Inc.*	4,868	224,220
Terawulf, Inc. (x)*	5,878	14,107
Varonis Systems, Inc.*	4,638	210,009
Verint Systems, Inc.*	2,586	69,900
Veritone, Inc. (x)*	1,365	2,471
Viant Technology, Inc., Class A*	614	4,230
Weave Communications, Inc.*	1,400	16,058
Workiva, Inc., Class A*	2,086	211,792
Xperi, Inc.*	1,850	20,387
Yext, Inc.*	4,710	27,742
Zeta Global Holdings Corp., Class A*	5,906	52,091
Zuora, Inc., Class A*	5,457	51,296

		11,350,725

Technology Hardware, Storage & Peripherals (0.3%)
CompoSecure, Inc. (x)*	723	3,904
Corsair Gaming, Inc.*	1,603	22,602
CPI Card Group, Inc. (x)*	187	3,589
Eastman Kodak Co.*	2,333	9,099
Immersion Corp.	1,047	7,392
Intevac, Inc. (x)*	1,123	4,851
IonQ, Inc. (x)*	6,721	83,273
Super Micro Computer, Inc.*	1,952	554,876
Turtle Beach Corp.*	714	7,818
Xerox Holdings Corp.	4,808	88,131

		785,535

Total Information Technology		30,365,555

Materials (5.9%)
Chemicals (3.6%)
AdvanSix, Inc.	1,049	31,428
American Vanguard Corp.	1,172	12,857
Ashland, Inc.	8,332	702,471
Aspen Aerogels, Inc.*	2,267	35,773
Avient Corp.	60,187	2,501,974
Balchem Corp.	1,350	200,812
Cabot Corp.	2,347	195,974
Core Molding Technologies, Inc.*	341	6,319
Danimer Scientific, Inc., Class A (x)*	4,358	4,445
Ecovyst, Inc.*	3,830	37,419
Elementis plc*	1,342,387	2,183,330
Hawkins, Inc.	784	55,209
HB Fuller Co.	2,286	186,103
Ingevity Corp.*	1,504	71,019
Innospec, Inc.	1,045	128,786
Intrepid Potash, Inc.*	495	11,825
Koppers Holdings, Inc.	889	45,535
Kronos Worldwide, Inc.	1,106	10,994
Livent Corp. (x)*	7,611	136,846
LSB Industries, Inc.*	2,034	18,936
Mativ Holdings, Inc.	2,382	36,468
Minerals Technologies, Inc.	1,374	97,980
Olin Corp.	9,505	512,795
Origin Materials, Inc. (x)*	4,668	3,903
Orion SA	2,434	67,495
Perimeter Solutions SA*	6,066	27,904
PureCycle Technologies, Inc. (x)*	5,111	20,700
Quaker Chemical Corp.	593	126,558
Rayonier Advanced Materials, Inc.*	2,704	10,951
Sensient Technologies Corp.	1,792	118,272
Stepan Co.	925	87,459
Trinseo plc	1,532	12,823
Tronox Holdings plc	142,717	2,020,873
Valhi, Inc.	115	1,747

		9,723,983

Construction Materials (0.2%)
Knife River Corp.*	2,400	158,832
Summit Materials, Inc., Class A*	9,079	349,178
United States Lime & Minerals, Inc.	93	21,423

		529,433

Containers & Packaging (0.1%)
Greif, Inc., Class A	1,056	69,263
Greif, Inc., Class B	236	15,578
Myers Industries, Inc.	1,413	27,624
O-I Glass, Inc.*	6,554	107,355
Pactiv Evergreen, Inc.	1,737	23,814
Ranpak Holdings Corp., Class A*	1,818	10,581
TriMas Corp.	1,834	46,455

		300,670

Metals & Mining (1.3%)
5E Advanced Materials, Inc. (x)*	2,027	2,858

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Alpha Metallurgical Resources, Inc.	488	$165,393
Arch Resources, Inc.	779	129,267
ATI, Inc.*	5,495	249,858
Caledonia Mining Corp. plc	722	8,808
Carpenter Technology Corp.	2,038	144,290
Century Aluminum Co.*	2,283	27,716
Coeur Mining, Inc.*	14,063	45,845
Commercial Metals Co.	17,504	875,900
Compass Minerals International, Inc.	1,511	38,259
Constellium SE*	5,373	107,245
Contango ORE, Inc. (x)*	164	2,970
Dakota Gold Corp. (x)*	2,064	5,408
Haynes International, Inc.	536	30,579
Hecla Mining Co.	25,695	123,593
i-80 Gold Corp.*	8,497	14,955
Ivanhoe Electric, Inc. (x)*	2,743	27,649
Kaiser Aluminum Corp.	635	45,206
Materion Corp.	870	113,213
NioCorp Developments Ltd.*	85	271
Novagold Resources, Inc.*	10,449	39,079
Olympic Steel, Inc.	449	29,948
Perpetua Resources Corp.*	1,661	5,265
Piedmont Lithium, Inc. (x)*	773	21,822
Ramaco Resources, Inc., Class A	1,004	17,249
Ramaco Resources, Inc., Class B	200	2,662
Ryerson Holding Corp.	27,983	970,450
Schnitzer Steel Industries, Inc., Class A	1,107	33,387
SunCoke Energy, Inc.	3,648	39,180
TimkenSteel Corp.*	1,887	44,250
Tredegar Corp.	1,302	7,044
Warrior Met Coal, Inc.	2,155	131,390
Worthington Steel, Inc.*	1,337	37,570

		3,538,579

Paper & Forest Products (0.7%)
Clearwater Paper Corp.*	732	26,440
Glatfelter Corp.*	2,017	3,913
Louisiana-Pacific Corp.	25,857	1,831,451
Sylvamo Corp.	1,535	75,384

		1,937,188

Total Materials		16,029,853

Real Estate (4.8%)
Diversified REITs (0.8%)
Alexander & Baldwin, Inc. (REIT)	80,835	1,537,482
Alpine Income Property Trust, Inc. (REIT)	573	9,689
American Assets Trust, Inc. (REIT)	2,162	48,667
Armada Hoffler Properties, Inc. (REIT)	2,939	36,355
Broadstone Net Lease, Inc. (REIT)	7,857	135,297
CTO Realty Growth, Inc. (REIT)	967	16,758
Empire State Realty Trust, Inc. (REIT), Class A	5,826	56,454
Essential Properties Realty Trust, Inc. (REIT)	6,627	169,386
Gladstone Commercial Corp. (REIT)	1,744	23,091
Global Net Lease, Inc. (REIT)	8,537	84,943
NexPoint Diversified Real Estate Trust (REIT)	1,383	10,995
One Liberty Properties, Inc. (REIT)	714	15,644

		2,144,761

Health Care REITs (0.2%)
CareTrust REIT, Inc. (REIT)	4,365	97,689
Community Healthcare Trust, Inc. (REIT)	1,123	29,917
Diversified Healthcare Trust (REIT)	10,369	38,780
Global Medical REIT, Inc. (REIT)	2,672	29,659
LTC Properties, Inc. (REIT)	1,805	57,977
National Health Investors, Inc. (REIT)	1,778	99,301
Physicians Realty Trust (REIT)	10,054	133,819
Sabra Health Care REIT, Inc. (REIT)	9,801	139,860
Universal Health Realty Income Trust (REIT)	578	24,998

		652,000

Hotel & Resort REITs (1.1%)
Apple Hospitality REIT, Inc. (REIT)	9,065	150,570
Braemar Hotels & Resorts, Inc. (REIT)	2,943	7,358
Chatham Lodging Trust (REIT)	2,113	22,651
DiamondRock Hospitality Co. (REIT)	9,184	86,238
Pebblebrook Hotel Trust (REIT)	4,907	78,414
RLJ Lodging Trust (REIT)	6,797	79,661
Ryman Hospitality Properties, Inc. (REIT)	2,472	272,068
Service Properties Trust (REIT)	7,221	61,667
Summit Hotel Properties, Inc. (REIT)	4,586	30,818
Sunstone Hotel Investors, Inc. (REIT)	185,708	1,992,647
Xenia Hotels & Resorts, Inc. (REIT)	4,770	64,967

		2,847,059

Industrial REITs (0.2%)
Innovative Industrial Properties, Inc. (REIT)	1,167	117,657
LXP Industrial Trust (REIT)	12,577	124,764
Plymouth Industrial REIT, Inc. (REIT)	1,890	45,492
STAG Industrial, Inc. (REIT)	3,518	138,117
Terreno Realty Corp. (REIT)	3,445	215,898

		641,928

Office REITs (1.1%)
Brandywine Realty Trust (REIT)	7,431	40,127
City Office REIT, Inc. (REIT)	1,704	10,412
COPT Defense Properties (REIT)	4,754	121,845
Douglas Emmett, Inc. (REIT) (x)	3,288	47,676
Easterly Government Properties, Inc. (REIT), Class A	4,114	55,292
Equity Commonwealth (REIT)	4,437	85,190
Highwoods Properties, Inc. (REIT)	100,069	2,297,584
Hudson Pacific Properties, Inc. (REIT)	5,345	49,762
JBG SMITH Properties (REIT)	4,220	71,782
Office Properties Income Trust (REIT)	2,105	15,409
Orion Office REIT, Inc. (REIT)	2,521	14,420
Paramount Group, Inc. (REIT)	8,285	42,834
Peakstone Realty Trust (REIT)	1,420	28,301
Piedmont Office Realty Trust, Inc. (REIT), Class A	5,471	38,899
Postal Realty Trust, Inc. (REIT), Class A	804	11,706
SL Green Realty Corp. (REIT) (x)	2,373	107,188

		3,038,427

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.5%)
American Realty Investors, Inc.*	67	$1,166
Anywhere Real Estate, Inc.*	4,700	38,117
Colliers International Group, Inc. (x)	4,672	591,101
Compass, Inc., Class A*	11,899	44,740
Cushman & Wakefield plc*	6,960	75,168
DigitalBridge Group, Inc.	6,811	119,465
Douglas Elliman, Inc.	3,505	10,340
eXp World Holdings, Inc. (x)	3,153	48,935
Forestar Group, Inc.*	795	26,291
FRP Holdings, Inc.*	293	18,424
Kennedy-Wilson Holdings, Inc.	5,205	64,438
Marcus & Millichap, Inc.	1,030	44,990
Maui Land & Pineapple Co., Inc.*	332	5,276
Newmark Group, Inc., Class A	5,916	64,839
Opendoor Technologies, Inc.*	23,066	103,336
RE/MAX Holdings, Inc., Class A	778	10,371
Redfin Corp. (x)*	4,613	47,606
RMR Group, Inc. (The), Class A	674	19,027
St Joe Co. (The)	1,454	87,502
Star Holdings (REIT)*	492	7,370
Stratus Properties, Inc.*	244	7,042
Tejon Ranch Co.*	924	15,893
Transcontinental Realty Investors, Inc.*	56	1,935

		1,453,372

Residential REITs (0.2%)
Apartment Investment and Management Co. (REIT), Class A*	6,557	51,341
BRT Apartments Corp. (REIT)	500	9,295
Centerspace (REIT)	660	38,412
Clipper Realty, Inc. (REIT)	606	3,272
Elme Communities (REIT)	3,828	55,889
Independence Realty Trust, Inc. (REIT)	9,556	146,207
NexPoint Residential Trust, Inc. (REIT)	991	34,120
UMH Properties, Inc. (REIT)	2,380	36,462
Veris Residential, Inc. (REIT)	3,249	51,107

		426,105

Retail REITs (0.5%)
Acadia Realty Trust (REIT)	3,846	65,343
Alexander’s, Inc. (REIT)	94	20,076
CBL & Associates Properties, Inc. (REIT) (x)	1,157	28,254
Getty Realty Corp. (REIT)	1,973	57,651
InvenTrust Properties Corp. (REIT)	2,967	75,184
Kite Realty Group Trust (REIT)	9,065	207,226
Macerich Co. (The) (REIT)	9,062	139,827
NETSTREIT Corp. (REIT)	2,697	48,141
Phillips Edison & Co., Inc. (REIT)	4,986	181,889
Retail Opportunity Investments Corp. (REIT)	5,441	76,337
Saul Centers, Inc. (REIT)	517	20,303
SITE Centers Corp. (REIT)	8,273	112,761
Tanger, Inc. (REIT)	4,338	120,249
Urban Edge Properties (REIT)	4,987	91,262
Whitestone REIT (REIT)	2,031	24,961

		1,269,464

Specialized REITs (0.2%)
Farmland Partners, Inc. (REIT) (x)	1,921	23,974
Four Corners Property Trust, Inc. (REIT)	3,815	96,519
Gladstone Land Corp. (REIT)	1,411	20,389
Outfront Media, Inc. (REIT)	6,495	90,670
PotlatchDeltic Corp. (REIT)	3,357	164,829
Safehold, Inc. (REIT)	1,900	44,460
Uniti Group, Inc. (REIT)	9,705	56,095

		496,936

Total Real Estate		12,970,052

Utilities (1.5%)
Electric Utilities (0.5%)
ALLETE, Inc.	2,445	149,536
Genie Energy Ltd., Class B	870	24,473
IDACORP, Inc.	6,777	666,315
MGE Energy, Inc.	1,556	112,514
Otter Tail Corp.	1,746	148,358
PNM Resources, Inc.	3,585	149,136
Portland General Electric Co.	4,297	186,232

		1,436,564

Gas Utilities (0.4%)
Brookfield Infrastructure Corp., Class A	5,091	179,610
Chesapeake Utilities Corp.	890	94,011
New Jersey Resources Corp.	4,101	182,823
Northwest Natural Holding Co.	1,581	61,564
ONE Gas, Inc.	2,339	149,041
RGC Resources, Inc.	352	7,160
Southwest Gas Holdings, Inc.	2,615	165,660
Spire, Inc.	2,177	135,714

		975,583

Independent Power and Renewable Electricity Producers (0.1%)
Altus Power, Inc., Class A*	2,811	19,199
Montauk Renewables, Inc.*	2,861	25,491
Ormat Technologies, Inc.	2,272	172,195
Sunnova Energy International, Inc. (x)*	4,376	66,734

		283,619

Multi-Utilities (0.3%)
Avista Corp.	3,230	115,440
Black Hills Corp.	10,703	577,427
Northwestern Energy Group, Inc.	2,540	129,261
Unitil Corp.	702	36,904

		859,032

Water Utilities (0.2%)
American States Water Co.	1,579	126,983
Artesian Resources Corp., Class A	360	14,922
Cadiz, Inc. (x)*	1,784	4,995
California Water Service Group	2,469	128,067
Consolidated Water Co. Ltd.	662	23,567
Global Water Resources, Inc.	500	6,540
Middlesex Water Co.	717	47,050
Pure Cycle Corp.*	795	8,324
SJW Group	1,364	89,137

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
York Water Co. (The)	624	$24,099

		473,684

Total Utilities		4,028,482

Total Common Stocks (89.4%) (Cost $191,619,416)		243,933,253

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Cartesian Therapeutics, Inc.*	5,108	690
Chinook Therapeutics, Inc., CVR (r)*	2,552	1,020

Total Rights (0.0%)† (Cost $1,436)		1,710

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Pharmaceuticals (0.0%)†
Cassava Sciences, Inc., expiring 11/15/24* (Cost $—)	642	3,066

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (8.2%)
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	4,701,422	4,701,422
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	17,310,204	17,324,052
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	500,000	500,000

Total Investment Companies		22,525,474

Total Short-Term Investments (8.2%) (Cost $22,517,164)		22,525,474

Total Investments in Securities (97.6%) (Cost $214,138,016)		266,463,503
Other Assets Less Liabilities (2.4%)		6,466,374

Net Assets (100%)		$272,929,877

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $49,004 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $5,854,722. This was collateralized by $1,107,716 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 1/15/24 - 11/15/53 and by cash of $5,201,422 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
PennyMac Financial Services, Inc.	1,107	66,406	—	(4,465)	1,762	34,123	97,826	925	—
Mortgage Real Estate Investment Trusts (REITs)
PennyMac Mortgage Investment Trust (REIT)	3,554	48,259	—	(5,171)	(257)	10,301	53,132	6,095	—

Total		114,665	—	(9,636)	1,505	44,424	150,958	7,020	—

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	256	3/2024	USD	26,210,560	1,931,898

					1,931,898

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$2,544,397	$—	$3,706		$2,548,103
Consumer Discretionary	29,434,773	1,862,917	—	(a)	31,297,690
Consumer Staples	4,654,241	3,255,393	—		7,909,634
Energy	14,559,042	—	—		14,559,042
Financials	52,586,780	—	—		52,586,780
Health Care	21,093,692	—	5,417		21,099,109
Industrials	45,166,762	5,372,191	—		50,538,953
Information Technology	30,365,555	—	—		30,365,555
Materials	13,846,523	2,183,330	—		16,029,853
Real Estate	12,970,052	—	—		12,970,052
Utilities	4,028,482	—	—		4,028,482
Futures	1,931,898	—	—		1,931,898
Rights
Health Care	—	690	1,020		1,710
Short-Term Investments
Investment Companies	22,525,474	—	—		22,525,474
Warrants
Health Care	—	3,066	—		3,066

Total Assets	$255,707,671	$12,677,587	$10,143		$268,395,401

Total Liabilities	$—	$—	$—		$—

Total	$255,707,671	$12,677,587	$10,143		$268,395,401

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,931,898	*

Total		$1,931,898

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,156	$1,156
Equity contracts	170,494	—	170,494

Total	$170,494	$1,156	$171,650

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,606,122	$2,606,122

Total	$2,606,122	$2,606,122

^ The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$24,626,000
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$28,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$93,127,673
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$113,590,975

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 1%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$ 1,165,364	$3,272,710	$1,913,146

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$74,837,627
Aggregate gross unrealized depreciation	(23,083,275)

Net unrealized appreciation	$51,754,352

Federal income tax cost of investments in securities and derivative instruments, if applicable	$216,641,049

For the six months ended December 31, 2023, the Portfolio incurred approximately $8,663 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $105,478)	$150,958
Unaffiliated Issuers (Cost $214,032,538)	266,312,545
Cash	10,381,234
Foreign cash (Cost $74)	70
Cash held as collateral at broker for futures	1,681,600
Dividends, interest and other receivables	384,725
Receivable for securities sold	48,492
Securities lending income receivable	10,780
Receivable for Portfolio shares sold	4,466
Other assets	1,100

Total assets	278,975,970

LIABILITIES
Payable for return of collateral on securities loaned	5,201,422
Due to broker for futures variation margin	404,479
Investment management fees payable	133,390
Payable for Portfolio shares repurchased	107,750
Payable for securities purchased	61,643
Administrative fees payable	29,273
Distribution fees payable – Class IB	23,675
Distribution fees payable – Class IA	397
Trustees’ fees payable	90
Accrued expenses	83,974

Total liabilities	6,046,093

Commitments and contingent liabilities^
NET ASSETS	$272,929,877

Net assets were comprised of:
Paid in capital	$233,947,131
Total distributable earnings (loss)	38,982,746

Net assets	$272,929,877

Class IA
Net asset value, offering and redemption price per share, $1,933,011 / 138,463 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.96

Class IB
Net asset value, offering and redemption price per share, $115,012,086 / 8,223,625 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.99

Class K
Net asset value, offering and redemption price per share, $155,984,780 / 11,166,477 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.97

(x)	Includes value of securities on loan of $5,854,722.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($7,020 of dividend income received from affiliates) (net of $45,326 foreign withholding tax)	$4,416,236
Interest	595,106
Securities lending (net)	143,397

Total income	5,154,739

EXPENSES
Investment management fees	1,844,913
Administrative fees	337,017
Distribution fees – Class IB	276,215
Custodian fees	117,500
Professional fees	62,702
Printing and mailing expenses	30,229
Trustees’ fees	9,713
Distribution fees – Class IA	4,724
Miscellaneous	18,435

Gross expenses	2,701,448
Less: Waiver from investment manager	(311,448)

Net expenses	2,390,000

NET INVESTMENT INCOME (LOSS)	2,764,739

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,505 realized gain (loss) from affiliates)	8,392,349
Futures contracts	170,494
Forward foreign currency contracts	1,156
Foreign currency transactions	4,021

Net realized gain (loss)	8,568,020

Change in unrealized appreciation (depreciation) on:
Investments in securities ($44,424 of change in unrealized appreciation (depreciation) from affiliates)	21,019,592
Futures contracts	2,606,122
Foreign currency translations	2,387

Net change in unrealized appreciation (depreciation)	23,628,101

NET REALIZED AND UNREALIZED GAIN (LOSS)	32,196,121

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,960,860

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,764,739	$1,653,868
Net realized gain (loss)	8,568,020	5,424,904
Net change in unrealized appreciation (depreciation)	23,628,101	(66,497,550)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	34,960,860	(59,418,778)

Distributions to shareholders:
Class IA	(77,403)	(77,669)
Class IB	(4,611,183)	(4,492,892)
Class K	(6,631,810)	(6,557,574)

Total distributions to shareholders	(11,320,396)	(11,128,135)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 9,222 and 7,789 shares, respectively ]	126,234	108,231
Capital shares issued in reinvestment of dividends and distributions [ 5,725 and 6,090 shares, respectively ]	77,403	77,669
Capital shares repurchased [ (24,529) and (35,459) shares , respectively]	(321,937)	(488,207)

Total Class IA transactions	(118,300)	(302,307)

Class IB
Capital shares sold [ 675,537 and 844,710 shares, respectively ]	8,986,958	11,699,710
Capital shares issued in reinvestment of dividends and distributions [ 340,467 and 351,552 shares, respectively ]	4,611,183	4,492,892
Capital shares repurchased [ (1,557,784) and (1,722,561) shares , respectively]	(20,576,449)	(23,807,082)

Total Class IB transactions	(6,978,308)	(7,614,480)

Class K
Capital shares sold [ 5,727 and 7,140 shares, respectively ]	75,673	99,630
Capital shares issued in reinvestment of dividends and distributions [ 489,497 and 512,380 shares, respectively ]	6,631,810	6,557,574
Capital shares repurchased [ (1,386,466) and (1,306,668) shares , respectively]	(18,294,351)	(18,064,120)

Total Class K transactions	(11,586,868)	(11,406,916)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(18,683,476)	(19,323,703)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,956,988	(89,870,616)
NET ASSETS:
Beginning of year	267,972,889	357,843,505

End of year	$272,929,877	$267,972,889

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021		2020	2019
Net asset value, beginning of year	$12.77	$16.03	$16.44		$15.58	$13.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.06	0.05	(1)	0.09	0.13
Net realized and unrealized gain (loss)	1.64	(2.80)	3.09		1.76	3.23

Total from investment operations	1.76	(2.74)	3.14		1.85	3.36

Less distributions:
Dividends from net investment income	(0.15)	(0.06)	(0.07)		(0.11)	(0.14)
Distributions from net realized gains	(0.42)	(0.46)	(3.48)		(0.88)	(0.89)

Total dividends and distributions	(0.57)	(0.52)	(3.55)		(0.99)	(1.03)

Net asset value, end of year	$13.96	$12.77	$16.03		$16.44	$15.58

Total return	14.01%	(17.08)%	19.65%		12.33%	25.53%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,933	$1,890	$2,719		$2,260	$2,439
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05	%(g)	1.09%	1.10%
Before waivers (f)	1.17%	1.16%	1.13	%(g)	1.15%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.91%	0.41%	0.28	%(aa)	0.62%	0.86%
Before waivers (f)	0.79%	0.30%	0.20	%(aa)	0.56%	0.80%
Portfolio turnover rate^	39%	34%	37%		55%	41%

	Year Ended December 31,
Class IB	2023	2022	2021		2020	2019
Net asset value, beginning of year	$12.79	$16.05	$16.46		$15.60	$13.27

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.06	0.05	(1)	0.09	0.13
Net realized and unrealized gain (loss)	1.65	(2.80)	3.09		1.76	3.23

Total from investment operations	1.77	(2.74)	3.14		1.85	3.36

Less distributions:
Dividends from net investment income	(0.15)	(0.06)	(0.07)		(0.11)	(0.14)
Distributions from net realized gains	(0.42)	(0.46)	(3.48)		(0.88)	(0.89)

Total dividends and distributions	(0.57)	(0.52)	(3.55)		(0.99)	(1.03)

Net asset value, end of year	$13.99	$12.79	$16.05		$16.46	$15.60

Total return	14.07%	(17.06)%	19.61%		12.31%	25.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$115,012	$112,095	$149,168		$140,170	$138,508
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05	%(g)	1.09%	1.10%
Before waivers (f)	1.17%	1.16%	1.13	%(g)	1.15%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.91%	0.41%	0.28	%(aa)	0.62%	0.86%
Before waivers (f)	0.79%	0.31%	0.20	%(aa)	0.56%	0.80%
Portfolio turnover rate^	39%	34%	37%		55%	41%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021		2020	2019
Net asset value, beginning of year	$12.77	$16.03	$16.44		$15.57	$13.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.09	0.10	(1)	0.12	0.17
Net realized and unrealized gain (loss)	1.65	(2.79)	3.08		1.77	3.22

Total from investment operations	1.80	(2.70)	3.18		1.89	3.39

Less distributions:
Dividends from net investment income	(0.18)	(0.10)	(0.11)		(0.14)	(0.18)
Distributions from net realized gains	(0.42)	(0.46)	(3.48)		(0.88)	(0.89)

Total dividends and distributions	(0.60)	(0.56)	(3.59)		(1.02)	(1.07)

Net asset value, end of year	$13.97	$12.77	$16.03		$16.44	$15.57

Total return	14.35%	(16.87)%	19.91%		12.63%	25.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$155,985	$153,988	$205,957		$218,265	$178,960
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80%	0.80	%(g)	0.84%	0.85%
Before waivers (f)	0.92%	0.91%	0.88	%(g)	0.90%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.16%	0.66%	0.53	%(aa)	0.87%	1.12%
Before waivers (f)	1.04%	0.55%	0.45	%(aa)	0.80%	1.06%
Portfolio turnover rate^	39%	34%	37%		55%	41%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.04 and $0.09 for Class IA, Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.07% lower.

See Notes to Financial Statements.

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Morgan Stanley Investment Management, Inc.

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	21.36%	9.74%	6.29%
Portfolio – Class IB Shares	21.37	9.74	6.29
Portfolio – Class K Shares	21.70	10.01	6.56
International Proxy Index	20.60	8.81	4.40
MSCI ACWI (Net) Index	22.20	11.72	7.93

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 21.37% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI ACWI (Net) Index, which returned 20.60% and 22.20%, respectively.

Portfolio Highlights

What helped performance during the year:

•	An overweight and security selection in the Communications sector were the strongest contributors to relative performance, led by Meta Platforms, Inc.

•	Security selection and an underweight in the Health Care and Energy sectors were also contributors.

•	Security selection in the Real Estate sector, led by holding DLF Ltd.

•	An overweight position in Google parent Alphabet, Inc. added to performance.

What hurt performance during the year:

•	Security selection in the Consumer Discretionary sector was a leading detractor led by Chinese holding JD.com, Inc., which is not a component of the benchmark.

•	Security selection in the Information Technology sector was also a detractor, led by underweighting strong performers Apple, Inc., NVIDIA Corp. and Microsoft Corp.

•	Materials security selection detracted, led by Anglo American plc (South Africa), which is not held by the benchmark.

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Information Technology	$294,487,566	17.4%
Financials	227,084,041	13.4
Consumer Discretionary	161,502,425	9.5
Industrials	157,388,485	9.3
Health Care	141,459,249	8.4
Communication Services	115,340,984	6.8
Consumer Staples	91,058,913	5.4
Investment Companies	80,926,576	4.8
Materials	61,444,850	3.6
Energy	45,124,980	2.7
Real Estate	38,824,329	2.3
Utilities	24,588,009	1.4
Cash and Other	254,497,520	15.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (Unaudited)

investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,063.50	$5.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class IB
Actual	1,000.00	1,063.80	5.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class K
Actual	1,000.00	1,065.20	4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.9%)
Ampol Ltd.	6,379	$157,143
ANZ Group Holdings Ltd.	76,734	1,355,367
APA Group	30,817	179,342
Aristocrat Leisure Ltd.	15,312	425,931
ASX Ltd.	5,164	221,909
Aurizon Holdings Ltd.	49,321	127,717
BHP Group Ltd. (ASE Stock Exchange)	65,287	2,242,732
BHP Group Ltd. (London Stock Exchange)	64,737	2,219,295
BlueScope Steel Ltd.	12,239	195,162
Brambles Ltd.	35,452	328,559
CAR Group Ltd.	9,170	194,591
Cochlear Ltd.	1,658	337,450
Coles Group Ltd.	34,508	378,834
Commonwealth Bank of Australia	42,813	3,261,756
Computershare Ltd.	14,232	236,544
Dexus (REIT)	26,630	139,369
EBOS Group Ltd.	3,738	83,886
Endeavour Group Ltd.	39,384	139,827
Flutter Entertainment plc*	4,510	796,610
Fortescue Ltd.	43,254	855,377
Glencore plc	269,020	1,618,861
Goodman Group (REIT)	43,305	746,608
GPT Group (The) (REIT)	45,997	145,439
IDP Education Ltd.	6,377	87,042
IGO Ltd.	18,264	112,636
Insurance Australia Group Ltd.	59,727	230,367
Lottery Corp. Ltd. (The)	56,302	185,696
Macquarie Group Ltd.	9,328	1,167,256
Medibank Pvt Ltd.	66,367	161,004
Mineral Resources Ltd.	4,430	211,318
Mirvac Group (REIT)	108,325	154,280
National Australia Bank Ltd.	80,189	1,677,595
Northern Star Resources Ltd.	29,126	270,924
Orica Ltd.	12,051	130,902
Origin Energy Ltd.	45,616	263,290
Pilbara Minerals Ltd. (x)	69,371	186,728
Qantas Airways Ltd.*	24,206	88,579
QBE Insurance Group Ltd.	38,491	388,462
Ramsay Health Care Ltd.	4,747	170,185
REA Group Ltd.	1,414	174,551
Reece Ltd.	5,262	80,286
Rio Tinto Ltd.	9,621	889,418
Rio Tinto plc	28,757	2,141,392
Santos Ltd.	82,343	426,456
Scentre Group (REIT)	128,405	261,630
SEEK Ltd.	9,150	166,669
Sonic Healthcare Ltd.	11,311	247,269
South32 Ltd.	117,540	266,725
Stockland (REIT)	58,663	177,893
Suncorp Group Ltd.	32,271	304,576
Telstra Group Ltd.	105,809	285,530
Transurban Group	79,747	745,051
Treasury Wine Estates Ltd.	19,570	143,762
Vicinity Ltd. (REIT)	104,710	145,563
Washington H Soul Pattinson & Co. Ltd. (x)	5,605	125,166
Wesfarmers Ltd.	28,978	1,126,372
Westpac Banking Corp.	89,629	1,398,679
WiseTech Global Ltd.	4,186	214,997
Woodside Energy Group Ltd. (ASE Stock Exchange)	36,647	775,667
Woodside Energy Group Ltd. (London Stock Exchange)	11,698	247,965
Woolworths Group Ltd.	30,873	782,629

		33,002,819

Austria (0.1%)
Erste Group Bank AG	8,827	357,918
Mondi plc (Johannesburg Stock Exchange)	55,181	1,095,023
Mondi plc (London Stock Exchange)	12,673	248,362
OMV AG	3,620	158,933
Verbund AG	1,855	172,120
voestalpine AG	2,964	93,451

		2,125,807

Belgium (0.2%)
Ageas SA/NV	4,003	173,715
Anheuser-Busch InBev SA/NV	22,186	1,430,836
D’ieteren Group	520	101,550
Elia Group SA/NV	688	86,053
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,486	115,960
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	971	76,343
KBC Group NV	6,536	423,689
Lotus Bakeries NV	11	99,941
Sofina SA	382	95,053
Syensqo SA*	1,927	200,521
UCB SA	3,140	273,499
Umicore SA	5,448	149,757
Warehouses De Pauw CVA (REIT)	4,545	142,998

		3,369,915

Brazil (1.2%)
Banco BTG Pactual SA	428,265	3,331,714
Itau Unibanco Holding SA (Preference) (q)	455,420	3,182,015
Localiza Rent a Car SA	300,845	3,926,542
Petroleo Brasileiro SA (Preference) (q)	581,989	4,471,309
Raia Drogasil SA	485,429	2,955,984
WEG SA	227,096	1,734,917
Yara International ASA	4,355	154,827

		19,757,308

Burkina Faso (0.0%)†
Endeavour Mining plc	5,106	114,352

Canada (0.1%)
Canadian Pacific Kansas City Ltd.	20,205	1,597,407

Chile (0.2%)
Antofagasta plc	196,346	4,203,326

China (3.3%)
Airtac International Group	48,109	1,583,229
Alibaba Group Holding Ltd.	354,000	3,427,342
Baidu, Inc. (ADR)*	7,122	848,159
BOC Hong Kong Holdings Ltd.	94,000	255,209
Budweiser Brewing Co. APAC Ltd. (m)	45,600	85,378

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
BYD Co. Ltd., Class H	119,500	$3,281,142
China Construction Bank Corp., Class H	7,141,420	4,252,751
China Mengniu Dairy Co. Ltd.	697,000	1,874,496
China Merchants Bank Co. Ltd., Class H	528,500	1,840,968
China Resources Beer Holdings Co. Ltd.	278,000	1,217,596
China Tourism Group Duty Free Corp. Ltd., Class H (m)(x)	57,000	559,525
ESR Group Ltd. (m)	59,000	81,603
JD.com, Inc., Class A	51,304	739,156
JD.com, Inc. (ADR)	193,539	5,591,342
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	229,104	1,461,095
KE Holdings, Inc. (ADR)	36,927	598,587
Kweichow Moutai Co. Ltd., Class A	9,947	2,420,761
Li Ning Co. Ltd.	258,000	690,555
Meituan, Class B (m)*	92,980	975,227
NARI Technology Co. Ltd., Class A	446,440	1,405,000
NXP Semiconductors NV	2,855	655,736
Ping An Insurance Group Co. of China Ltd., Class H	212,000	959,749
Postal Savings Bank of China Co. Ltd., Class H (m)	3,967,000	1,894,975
Prosus NV	37,458	1,115,877
Proya Cosmetics Co. Ltd., Class A	94,032	1,317,896
Shenzhen Inovance Technology Co. Ltd., Class A	63,700	567,104
Shenzhou International Group Holdings Ltd.	306,300	3,153,809
SITC International Holdings Co. Ltd.	27,000	46,611
Sungrow Power Supply Co. Ltd., Class A	112,598	1,390,606
Tencent Holdings Ltd.	214,700	8,072,731
Trip.com Group Ltd. (ADR)*	33,754	1,215,482
Wharf Holdings Ltd. (The) (x)	38,000	122,392
Wilmar International Ltd.	52,600	142,286
Xinyi Glass Holdings Ltd.	43,000	48,240
Yum China Holdings, Inc.	29,617	1,256,649

		55,149,264

Denmark (1.5%)
AP Moller - Maersk A/S, Class A (x)	78	138,380
AP Moller - Maersk A/S, Class B	117	210,343
Carlsberg A/S, Class B	2,457	308,112
Chr Hansen Holding A/S	2,705	226,809
Coloplast A/S, Class B	3,471	396,821
Danske Bank A/S	18,032	481,729
Demant A/S*	2,220	97,312
DSV A/S	4,806	843,739
Genmab A/S*	1,687	538,375
Novo Nordisk A/S, Class B	193,783	20,033,455
Novozymes A/S, Class B	5,224	287,089
Orsted A/S (m)	4,965	275,208
Pandora A/S	2,207	305,000
ROCKWOOL A/S, Class B	261	76,375
Tryg A/S	8,896	193,526
Vestas Wind Systems A/S*	26,081	827,692

		25,239,965

Finland (0.3%)
Elisa OYJ	3,659	169,128
Fortum OYJ	10,998	158,565
Kesko OYJ, Class B	6,590	130,405
Kone OYJ, Class B	8,491	423,314
Metso OYJ	17,055	172,651
Neste OYJ	11,079	393,950
Nokia OYJ	138,088	465,254
Nordea Bank Abp (Helsinki Stock Exchange)	1,902	23,571
Nordea Bank Abp (Stockholm Stock Exchange)	80,092	990,385
Orion OYJ, Class B	2,897	125,591
Sampo OYJ, Class A	11,898	520,269
Stora Enso OYJ, Class R	15,656	216,475
UPM-Kymmene OYJ	13,424	504,750
Wartsila OYJ Abp	11,257	163,106

		4,457,414

France (4.4%)
Accor SA	4,661	178,035
Adevinta ASA*	8,280	91,602
Aeroports de Paris SA	913	118,127
Air Liquide SA	13,378	2,601,053
Airbus SE	95,913	14,800,348
Alstom SA (x)	7,474	100,496
Amundi SA (m)	1,552	105,541
Arkema SA	1,458	165,785
AXA SA	46,875	1,526,038
BioMerieux	1,089	120,941
BNP Paribas SA	26,798	1,851,641
Bollore SE	19,254	120,200
Bouygues SA	4,968	187,129
Bureau Veritas SA	7,594	191,728
Capgemini SE	4,001	833,691
Carrefour SA	15,630	285,825
Cie de Saint-Gobain SA	11,762	865,557
Cie Generale des Etablissements Michelin SCA	17,287	619,466
Covivio SA (REIT)	1,249	67,122
Credit Agricole SA	27,361	388,197
Danone SA	16,446	1,065,368
Dassault Aviation SA	538	106,431
Dassault Systemes SE	43,593	2,128,787
Edenred SE	6,513	389,268
Eiffage SA	1,979	211,961
Engie SA	46,300	813,615
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	3,465	693,430
EssilorLuxottica SA (Euronext Paris)	14,566	2,920,153
Eurazeo SE	989	78,446
Gecina SA (REIT)	1,242	150,959
Getlink SE	9,628	176,067
Hermes International SCA	809	1,713,672
Ipsen SA	998	118,878
Kering SA	10,381	4,572,582
Klepierre SA (REIT)	5,507	150,041
La Francaise des Jeux SAEM (m)	2,972	107,746
Legrand SA	6,815	707,954
L’Oreal SA	6,160	3,064,570
LVMH Moet Hennessy Louis Vuitton SE	21,334	17,277,505

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Orange SA	47,569	$541,102
Pernod Ricard SA	7,090	1,250,364
Publicis Groupe SA	5,748	533,022
Remy Cointreau SA	558	70,840
Renault SA	4,948	201,588
Safran SA	8,730	1,536,793
Sartorius Stedim Biotech	723	191,158
SEB SA	566	70,606
Societe Generale SA	18,365	487,084
Sodexo SA	2,298	252,724
Teleperformance SE	1,561	227,557
Thales SA	2,645	391,127
TotalEnergies SE	58,685	3,990,775
Unibail-Rodamco-Westfield (REIT)*	2,894	213,798
Veolia Environnement SA	17,594	554,718
Vinci SA	13,001	1,631,874
Vivendi SE	17,005	181,644
Worldline SA (m)*	6,553	113,360

		74,106,089

Germany (2.5%)
adidas AG	4,114	836,390
Allianz SE (Registered)	15,768	4,211,644
BASF SE	23,175	1,247,990
Bayer AG (Registered)	25,093	931,599
Bayerische Motoren Werke AG	8,166	908,517
Bayerische Motoren Werke AG (Preference) (q)	1,503	149,248
Bechtle AG	2,040	102,221
Beiersdorf AG	2,597	389,046
Brenntag SE	3,724	342,127
Carl Zeiss Meditec AG	1,094	119,371
Commerzbank AG	27,481	326,433
Continental AG	2,680	227,574
Covestro AG (m)*	5,056	294,037
Daimler Truck Holding AG	13,698	514,447
Deutsche Bank AG (Registered)	50,336	687,048
Deutsche Boerse AG	4,853	999,168
Deutsche Lufthansa AG (Registered)*	14,228	126,410
Deutsche Post AG	25,318	1,253,689
Deutsche Telekom AG (Registered)	82,787	1,987,791
Dr Ing hc F Porsche AG (Preference) (m)(q)	2,829	249,534
E.ON SE	58,166	780,180
Evonik Industries AG	5,519	112,715
Fresenius Medical Care AG	5,097	213,595
Fresenius SE & Co. KGaA	11,049	342,385
GEA Group AG	4,204	174,919
Hannover Rueck SE	1,540	367,728
Heidelberg Materials AG	3,725	332,843
HelloFresh SE*	3,811	60,204
Henkel AG & Co. KGaA	2,618	187,801
Henkel AG & Co. KGaA (Preference) (q)	4,311	346,750
Infineon Technologies AG	33,356	1,391,923
Knorr-Bremse AG	1,921	124,696
LEG Immobilien SE*	1,822	159,544
Mercedes-Benz Group AG	20,494	1,415,153
Merck KGaA	3,294	524,007
MTU Aero Engines AG	1,375	296,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,486	1,443,523
Nemetschek SE	1,515	131,257
Porsche Automobil Holding SE (Preference) (q)	3,771	192,830
Puma SE	2,652	147,906
Rational AG	126	97,299
Rheinmetall AG	1,096	347,250
RWE AG	16,087	731,326
SAP SE	69,273	10,666,584
Sartorius AG (Preference) (q)(x)	635	233,576
Scout24 SE (m)	1,825	129,264
Siemens AG (Registered)	19,412	3,641,365
Siemens Energy AG (x)*	13,803	182,854
Siemens Healthineers AG (m)	7,358	427,263
Symrise AG, Class A	3,433	377,622
Talanx AG	1,742	124,327
Volkswagen AG	749	97,941
Volkswagen AG (Preference) (q)	5,360	661,540
Vonovia SE	18,616	586,529
Wacker Chemie AG	502	63,343
Zalando SE (m)*	5,735	135,803

		43,154,505

Hong Kong (0.5%)
AIA Group Ltd.	295,000	2,570,884
CK Asset Holdings Ltd.	50,264	252,334
CK Infrastructure Holdings Ltd.	17,500	96,818
CLP Holdings Ltd.	42,000	346,661
Futu Holdings Ltd. (ADR)*	1,233	67,359
Hang Lung Properties Ltd.	49,000	68,274
Hang Seng Bank Ltd.	19,100	222,713
Henderson Land Development Co. Ltd.	39,474	121,579
HKT Trust & HKT Ltd.	101,260	120,861
Hong Kong & China Gas Co. Ltd.	279,856	214,323
Hong Kong Exchanges & Clearing Ltd.	30,728	1,054,633
Hongkong Land Holdings Ltd. (Bermuda Stock Exchange)	24,300	80,676
Hongkong Land Holdings Ltd. (Singapore Stock Exchange)	1,900	6,612
Jardine Matheson Holdings Ltd.	4,200	178,500
Link REIT (REIT)	65,500	367,827
MTR Corp. Ltd.	38,500	149,395
New World Development Co. Ltd.	38,095	59,129
Power Assets Holdings Ltd.	34,500	199,926
Prudential plc	70,691	799,423
Sino Land Co. Ltd.	93,001	101,118
Sun Hung Kai Properties Ltd.	37,500	405,568
Swire Pacific Ltd., Class A	10,000	84,651
Swire Properties Ltd.	27,800	56,251
Techtronic Industries Co. Ltd.	35,500	423,036
WH Group Ltd. (m)	229,466	148,109
Wharf Real Estate Investment Co. Ltd.	43,100	145,718

		8,342,378

India (4.6%)
Axis Bank Ltd.	138,535	1,835,119
Bajaj Auto Ltd.	40,264	3,288,933

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Bajaj Finance Ltd.	27,774	$2,445,761
Delhivery Ltd.*	273,319	1,278,508
DLF Ltd.	1,634,678	14,269,638
HDFC Asset Management Co. Ltd. (m)	47,411	1,826,047
HDFC Bank Ltd.	279,455	5,740,139
Hindalco Industries Ltd.	506,162	3,739,931
ICICI Bank Ltd.	483,682	5,792,762
ICICI Bank Ltd. (ADR)	150,890	3,597,218
ICICI Prudential Life Insurance Co. Ltd. (m)	265,395	1,705,806
Infosys Ltd.	158,379	2,936,569
Infosys Ltd. (ADR)	74,925	1,377,121
Larsen & Toubro Ltd.	63,432	2,687,792
Macrotech Developers Ltd. (m)	231,325	2,845,356
Mahindra & Mahindra Ltd.	221,046	4,593,916
MakeMyTrip Ltd.*	19,016	893,372
Max Healthcare Institute Ltd.	263,871	2,176,100
Pidilite Industries Ltd.	59,002	1,925,119
Reliance Industries Ltd.	185,265	5,755,068
Star Health & Allied Insurance Co. Ltd.*	211,596	1,359,763
State Bank of India	497,843	3,841,193
United Breweries Ltd.	68,480	1,469,073

		77,380,304

Indonesia (0.6%)
Bank Central Asia Tbk. PT	4,088,700	2,496,186
Bank Mandiri Persero Tbk. PT	9,490,800	3,729,255
Bank Rakyat Indonesia Persero Tbk. PT	7,217,500	2,683,652
Cisarua Mountain Dairy PT Tbk.	4,330,600	1,127,863

		10,036,956

Ireland (0.1%)
AerCap Holdings NV*	4,992	371,005
AIB Group plc	37,588	161,002
Bank of Ireland Group plc	26,940	244,407
Kerry Group plc, Class A	4,071	353,512
Kingspan Group plc	4,118	356,412
Smurfit Kappa Group plc (x)	6,610	261,820

		1,748,158

Israel (0.3%)
Azrieli Group Ltd.	972	62,875
Bank Hapoalim BM	31,800	285,542
Bank Leumi Le-Israel BM	39,041	313,898
Check Point Software Technologies Ltd.*	2,391	365,321
Elbit Systems Ltd.	703	149,122
Global-e Online Ltd.*	2,358	93,447
ICL Group Ltd.	21,497	108,716
Israel Discount Bank Ltd., Class A	32,262	161,285
Mizrahi Tefahot Bank Ltd.	4,152	160,550
Nice Ltd.*	1,613	324,823
Nice Ltd. (ADR) (x)*	14,514	2,895,688
Teva Pharmaceutical Industries Ltd. (ADR)*	29,299	305,882
Wix.com Ltd.*	1,398	171,982

		5,399,131

Italy (0.7%)
Amplifon SpA	3,278	113,412
Assicurazioni Generali SpA	25,873	545,687
Banco BPM SpA	31,041	163,834
Brunello Cucinelli SpA	22,959	2,245,619
Coca-Cola HBC AG	5,312	156,070
Davide Campari-Milano NV	14,233	160,503
DiaSorin SpA	539	55,481
Enel SpA	207,742	1,543,437
Eni SpA	60,964	1,032,939
Ferrari NV	4,403	1,483,483
FinecoBank Banca Fineco SpA	16,009	240,090
Infrastrutture Wireless Italiane SpA (m)	8,799	111,221
Intesa Sanpaolo SpA	396,933	1,158,366
Leonardo SpA	9,832	162,105
Mediobanca Banca di Credito Finanziario SpA	13,351	165,149
Moncler SpA	5,285	324,975
Nexi SpA (m)*	15,168	124,011
Poste Italiane SpA (m)	14,201	161,083
Prysmian SpA	6,755	307,012
Recordati Industria Chimica e Farmaceutica SpA	2,833	152,715
Snam SpA	50,504	259,534
Telecom Italia SpA (x)*	277,848	90,240
Terna - Rete Elettrica Nazionale	36,117	301,188
UniCredit SpA	41,132	1,115,440

		12,173,594

Japan (6.4%)
Advantest Corp.	19,600	666,817
Aeon Co. Ltd.	16,900	377,673
AGC, Inc.	4,700	174,533
Aisin Corp.	3,800	132,946
Ajinomoto Co., Inc.	11,700	451,404
ANA Holdings, Inc.*	4,400	95,489
Asahi Group Holdings Ltd. (x)	12,300	458,677
Asahi Intecc Co. Ltd.	5,300	107,823
Asahi Kasei Corp.	32,600	240,223
Astellas Pharma, Inc.	47,200	564,392
Azbil Corp.	3,000	99,277
Bandai Namco Holdings, Inc.	15,400	308,710
BayCurrent Consulting, Inc.	3,200	112,363
Bridgestone Corp. (x)	14,500	600,567
Brother Industries Ltd.	5,500	87,785
Canon, Inc. (x)	25,600	657,248
Capcom Co. Ltd.	4,700	151,867
Central Japan Railway Co.	18,500	470,241
Chiba Bank Ltd. (The)	13,100	94,627
Chubu Electric Power Co., Inc.	16,200	209,279
Chugai Pharmaceutical Co. Ltd.	16,900	640,282
Concordia Financial Group Ltd.	28,700	131,206
Dai Nippon Printing Co. Ltd.	5,800	171,655
Daifuku Co. Ltd.	7,300	147,683
Dai-ichi Life Holdings, Inc.	24,200	513,521
Daiichi Sankyo Co. Ltd.	47,200	1,296,159
Daikin Industries Ltd.	6,700	1,092,195
Daito Trust Construction Co. Ltd.	1,600	185,532
Daiwa House Industry Co. Ltd.	15,500	469,617
Daiwa House REIT Investment Corp. (REIT)	58	103,536

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Daiwa Securities Group, Inc.	35,200	$236,938
Denso Corp.	48,800	736,153
Dentsu Group, Inc. (x)	5,286	135,637
Disco Corp.	2,400	595,404
East Japan Railway Co.	7,837	451,823
Eisai Co. Ltd.	6,400	320,091
ENEOS Holdings, Inc.	72,033	286,293
FANUC Corp.	24,200	711,755
Fast Retailing Co. Ltd.	4,500	1,116,702
Fuji Electric Co. Ltd.	3,400	146,345
FUJIFILM Holdings Corp.	9,500	570,876
Fujitsu Ltd.	4,400	663,901
GLP J-REIT (REIT)	106	105,624
Hamamatsu Photonics KK	3,800	156,312
Hankyu Hanshin Holdings, Inc.	5,600	178,287
Hikari Tsushin, Inc.	600	99,489
Hirose Electric Co. Ltd.	749	84,807
Hitachi Construction Machinery Co. Ltd.	2,400	63,438
Hitachi Ltd.	23,940	1,726,736
Honda Motor Co. Ltd.	117,800	1,224,786
Hoshizaki Corp.	2,800	102,488
Hoya Corp.	19,200	2,400,000
Hulic Co. Ltd. (x)	9,000	94,245
Ibiden Co. Ltd.	2,900	160,734
Idemitsu Kosan Co. Ltd.	24,195	131,700
Iida Group Holdings Co. Ltd.	4,600	68,886
Inpex Corp. (x)	24,600	332,274
Isuzu Motors Ltd.	15,400	198,343
ITOCHU Corp. (x)	30,300	1,239,291
Japan Airlines Co. Ltd.	3,588	70,615
Japan Exchange Group, Inc.	13,200	279,260
Japan Metropolitan Fund Invest (REIT)	188	135,867
Japan Post Bank Co. Ltd.	36,500	371,731
Japan Post Holdings Co. Ltd.	56,800	507,373
Japan Post Insurance Co. Ltd.	5,300	94,122
Japan Real Estate Investment Corp. (REIT)	33	136,681
Japan Tobacco, Inc. (x)	30,900	798,798
JFE Holdings, Inc.	14,700	228,059
JSR Corp.	4,500	128,298
Kajima Corp.	10,600	177,155
Kansai Electric Power Co., Inc. (The)	17,900	237,651
Kao Corp. (x)	11,600	477,163
Kawasaki Kisen Kaisha Ltd. (x)	3,800	163,050
KDDI Corp.	38,100	1,212,174
KDX Realty Investment Corp. (REIT)	108	123,166
Keisei Electric Railway Co. Ltd.	3,299	155,919
Keyence Corp.	21,772	9,592,033
Kikkoman Corp.	3,600	220,443
Kintetsu Group Holdings Co. Ltd.	4,600	145,895
Kirin Holdings Co. Ltd. (x)	19,500	285,723
Kobe Bussan Co. Ltd.	3,900	115,230
Koei Tecmo Holdings Co. Ltd.	3,480	39,699
Koito Manufacturing Co. Ltd.	5,500	85,718
Komatsu Ltd.	23,600	617,282
Konami Group Corp.	2,500	130,904
Kose Corp. (x)	700	52,500
Kubota Corp. (x)	25,900	389,878
Kyocera Corp.	32,000	467,064
Kyowa Kirin Co. Ltd.	7,300	122,702
Lasertec Corp.	1,900	500,872
LY Corp.	67,200	238,155
M3, Inc.	10,900	180,352
Makita Corp.	6,100	168,291
Marubeni Corp.	37,700	595,847
MatsukiyoCocokara & Co.	8,700	154,070
Mazda Motor Corp.	15,160	163,803
McDonald’s Holdings Co. Japan Ltd. (x)	2,110	91,433
Meiji Holdings Co. Ltd.	5,488	130,350
Minebea Mitsumi, Inc.	8,800	180,899
MISUMI Group, Inc.	7,800	132,185
Mitsubishi Chemical Group Corp.	32,200	197,311
Mitsubishi Corp.	88,200	1,409,636
Mitsubishi Electric Corp.	49,400	700,359
Mitsubishi Estate Co. Ltd.	29,100	401,002
Mitsubishi HC Capital, Inc.	21,000	141,013
Mitsubishi Heavy Industries Ltd.	8,300	485,109
Mitsubishi UFJ Financial Group, Inc.	291,700	2,506,344
Mitsui & Co. Ltd.	33,500	1,258,745
Mitsui Chemicals, Inc.	4,000	118,638
Mitsui Fudosan Co. Ltd.	22,600	554,261
Mitsui OSK Lines Ltd. (x)	8,800	281,912
Mizuho Financial Group, Inc.	61,653	1,054,878
MonotaRO Co. Ltd.	6,300	68,786
MS&AD Insurance Group Holdings, Inc.	11,107	436,875
Murata Manufacturing Co. Ltd.	175,427	3,723,780
NEC Corp.	6,400	379,007
Nexon Co. Ltd. (x)	8,900	162,188
Nidec Corp.	10,500	424,096
Nintendo Co. Ltd.	26,500	1,383,074
Nippon Building Fund, Inc. (REIT) (x)	40	173,333
Nippon Express Holdings, Inc.	1,900	107,990
Nippon Paint Holdings Co. Ltd.	22,400	181,106
Nippon Prologis REIT, Inc. (REIT)	53	102,016
Nippon Sanso Holdings Corp.	4,700	125,867
Nippon Steel Corp.	21,091	483,148
Nippon Telegraph & Telephone Corp.	763,200	932,620
Nippon Yusen KK	12,300	381,300
Nissan Chemical Corp.	3,300	128,864
Nissan Motor Co. Ltd.	61,100	240,153
Nissin Foods Holdings Co. Ltd.	5,100	177,994
Nitori Holdings Co. Ltd.	2,000	267,801
Nitto Denko Corp.	3,600	269,362
Nomura Holdings, Inc.	77,700	351,413
Nomura Real Estate Holdings, Inc.	2,600	68,393
Nomura Real Estate Master Fund, Inc. (REIT)	113	132,234
Nomura Research Institute Ltd.	10,254	298,239
NTT Data Group Corp.	16,600	235,343
Obayashi Corp.	17,200	148,823
Obic Co. Ltd.	1,800	310,149
Odakyu Electric Railway Co. Ltd.	7,900	120,517
Oji Holdings Corp.	19,900	76,636
Olympus Corp.	32,100	464,539
Omron Corp.	4,700	219,433
Ono Pharmaceutical Co. Ltd.	9,400	167,733
Open House Group Co. Ltd.	1,900	56,367

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Oracle Corp.	1,100	$84,801
Oriental Land Co. Ltd.	28,200	1,050,200
ORIX Corp.	30,400	572,641
Osaka Gas Co. Ltd.	10,200	213,043
Otsuka Corp. (x)	2,900	119,558
Otsuka Holdings Co. Ltd. (x)	10,700	401,364
Pan Pacific International Holdings Corp.	10,100	240,967
Panasonic Holdings Corp.	56,200	556,619
Rakuten Group, Inc. (x)*	36,800	163,904
Recruit Holdings Co. Ltd.	36,800	1,556,301
Renesas Electronics Corp.*	37,500	677,926
Resona Holdings, Inc.	53,305	270,873
Ricoh Co. Ltd.	14,900	114,445
Rohm Co. Ltd.	8,500	162,917
SBI Holdings, Inc.	6,460	145,327
SCSK Corp.	3,600	71,387
Secom Co. Ltd.	5,300	381,713
Seiko Epson Corp.	7,300	109,267
Sekisui Chemical Co. Ltd.	10,200	147,032
Sekisui House Ltd.	15,600	346,519
Seven & i Holdings Co. Ltd.	19,200	761,872
SG Holdings Co. Ltd.	8,600	123,450
Sharp Corp.*	6,699	47,772
Shimadzu Corp.	5,900	164,949
Shimano, Inc.	1,900	294,231
Shimizu Corp.	13,800	91,667
Shin-Etsu Chemical Co. Ltd.	46,500	1,951,351
Shionogi & Co. Ltd.	6,600	318,204
Shiseido Co. Ltd.	10,500	316,638
Shizuoka Financial Group, Inc.	10,900	92,379
SMC Corp.	1,400	752,227
SoftBank Corp.	73,400	915,938
SoftBank Group Corp.	26,300	1,173,801
Sompo Holdings, Inc.	7,581	370,770
Sony Group Corp.	32,200	3,062,426
Square Enix Holdings Co. Ltd.	2,200	78,997
Subaru Corp.	15,500	284,277
SUMCO Corp. (x)	9,100	136,468
Sumitomo Chemical Co. Ltd.	32,900	80,267
Sumitomo Corp.	27,300	595,566
Sumitomo Electric Industries Ltd.	17,900	227,939
Sumitomo Metal Mining Co. Ltd.	6,400	192,726
Sumitomo Mitsui Financial Group, Inc.	32,407	1,581,278
Sumitomo Mitsui Trust Holdings, Inc.	17,004	326,332
Sumitomo Realty & Development Co. Ltd.	7,000	208,213
Suntory Beverage & Food Ltd. (x)	3,700	122,021
Suzuki Motor Corp.	9,500	406,479
Sysmex Corp.	4,300	239,641
T&D Holdings, Inc.	13,300	211,338
Taisei Corp.	4,500	153,894
Takeda Pharmaceutical Co. Ltd.	40,390	1,161,284
TDK Corp.	82,900	3,949,215
Terumo Corp.	17,000	557,262
TIS, Inc.	5,900	130,009
Tobu Railway Co. Ltd.	5,100	137,049
Toho Co. Ltd.	2,800	94,704
Tokio Marine Holdings, Inc.	46,000	1,151,305
Tokyo Electric Power Co. Holdings, Inc.*	41,000	214,741
Tokyo Electron Ltd.	12,000	2,149,362
Tokyo Gas Co. Ltd.	9,800	225,052
Tokyu Corp.	12,300	150,130
TOPPAN Holdings, Inc.	6,100	170,238
Toray Industries, Inc.	35,600	185,095
Tosoh Corp.	6,300	80,470
TOTO Ltd.	3,000	79,000
Toyota Industries Corp.	3,800	309,929
Toyota Motor Corp.	271,970	4,996,725
Toyota Tsusho Corp.	5,500	324,071
Trend Micro, Inc.*	3,300	176,655
Unicharm Corp.	10,500	379,638
USS Co. Ltd.	5,400	108,613
West Japan Railway Co.	5,400	225,230
Yakult Honsha Co. Ltd.	6,400	143,750
Yamaha Corp.	3,600	83,157
Yamaha Motor Co. Ltd. (x)	23,400	209,023
Yamato Holdings Co. Ltd.	6,500	120,112
Yaskawa Electric Corp.	6,300	263,170
Yokogawa Electric Corp.	5,400	102,983
Zensho Holdings Co. Ltd.	2,400	125,770
ZOZO, Inc.	3,900	87,819

		107,920,958

Jordan (0.0%)†
Hikma Pharmaceuticals plc	4,300	98,055

Luxembourg (0.0%)†
ArcelorMittal SA	12,530	355,149
Eurofins Scientific SE	3,494	227,498

		582,647

Macau (0.0%)†
Galaxy Entertainment Group Ltd.	55,000	308,158
Sands China Ltd.*	63,587	186,074

		494,232

Mexico (0.9%)
Gruma SAB de CV, Class B	217,779	3,985,326
Grupo Aeroportuario del Sureste SAB de CV, Class B	35,403	1,040,324
Grupo Financiero Banorte SAB de CV, Class O	242,518	2,443,603
Qualitas Controladora SAB de CV (x)	296,330	2,999,947
Wal-Mart de Mexico SAB de CV	1,206,512	5,072,310

		15,541,510

Netherlands (1.7%)
ABN AMRO Bank NV (CVA) (m)	12,191	182,898
Adyen NV (m)*	550	708,327
Aegon Ltd.	41,879	242,627
Akzo Nobel NV	4,329	357,565
Argenx SE (Brussels Stock Exchange)*	1,429	541,887
Argenx SE (Vienna Stock Exchange)*	84	31,955
ASM International NV	1,225	635,532
ASML Holding NV	15,152	11,402,830
ASR Nederland NV	4,172	196,662
BE Semiconductor Industries NV	5,884	886,330
Euronext NV (m)	2,102	182,508

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
EXOR NV	2,397	$239,478
Heineken Holding NV	3,319	280,663
Heineken NV	7,516	762,853
IMCD NV	1,463	254,456
ING Groep NV	92,450	1,380,466
JDE Peet’s NV	2,348	63,143
Koninklijke Ahold Delhaize NV	25,347	727,947
Koninklijke KPN NV	79,701	274,340
Koninklijke Philips NV*	20,214	470,517
NN Group NV	6,197	244,572
OCI NV	2,474	71,666
Randstad NV	2,902	181,712
Shell plc	169,454	5,554,300
Universal Music Group NV	46,777	1,332,815
Wolters Kluwer NV	6,577	934,449

		28,142,498

New Zealand (0.1%)
Auckland International Airport Ltd.	30,651	170,509
Fisher & Paykel Healthcare Corp. Ltd.	15,268	227,779
Mercury NZ Ltd.	18,569	77,474
Meridian Energy Ltd.	33,496	117,307
Spark New Zealand Ltd.	44,840	146,830
Xero Ltd.*	3,702	283,302

		1,023,201

Norway (0.1%)
Aker BP ASA	8,173	237,711
DNB Bank ASA	23,183	492,872
Equinor ASA	22,902	726,176
Gjensidige Forsikring ASA	4,621	85,280
Kongsberg Gruppen ASA	2,256	103,342
Mowi ASA	11,333	203,014
Norsk Hydro ASA	35,261	237,389
Orkla ASA	20,516	159,203
Salmar ASA	1,800	100,844
Telenor ASA	18,336	210,433

		2,556,264

Poland (0.4%)
Allegro.eu SA (m)*	139,832	1,184,294
LPP SA	1,151	4,735,927
Powszechny Zaklad Ubezpieczen SA	100,061	1,202,080

		7,122,301

Portugal (0.0%)†
EDP - Energias de Portugal SA	77,387	389,140
Galp Energia SGPS SA	12,372	182,199
Jeronimo Martins SGPS SA	7,131	181,377

		752,716

Singapore (0.4%)
CapitaLand Ascendas REIT (REIT)	91,715	210,568
CapitaLand Integrated Commercial Trust (REIT)	138,969	216,917
CapitaLand Investment Ltd.	65,000	155,636
City Developments Ltd.	11,200	56,435
DBS Group Holdings Ltd.	46,300	1,172,103
Genting Singapore Ltd.	160,157	121,354
Grab Holdings Ltd., Class A*	45,511	153,372
Jardine Cycle & Carriage Ltd.	2,100	47,354
Keppel Corp. Ltd.	37,200	199,283
Mapletree Logistics Trust (REIT)	96,799	127,623
Mapletree Pan Asia Commercial Trust (REIT)	67,100	79,823
Oversea-Chinese Banking Corp. Ltd.	86,578	852,824
Sea Ltd. (ADR)*	9,040	366,120
Seatrium Ltd.*	1,102,611	98,585
Sembcorp Industries Ltd.	23,300	93,747
Singapore Airlines Ltd.	36,750	182,671
Singapore Exchange Ltd.	22,200	165,354
Singapore Technologies Engineering Ltd.	43,300	127,628
Singapore Telecommunications Ltd.	214,900	402,200
STMicroelectronics NV	17,457	871,946
United Overseas Bank Ltd.	32,367	697,739
UOL Group Ltd.	10,443	49,693

		6,448,975

South Africa (0.8%)
Anglo American plc (Johannesburg Stock Exchange) (x)	166,920	4,320,620
Anglo American plc (London Stock Exchange)	32,456	815,238
AVI Ltd.	718,700	3,224,475
Bidvest Group Ltd. (The)	169,081	2,331,964
Capitec Bank Holdings Ltd.	29,237	3,238,742

		13,931,039

South Korea (1.5%)
DB Insurance Co. Ltd.*	8,482	551,241
Delivery Hero SE (m)*	4,453	122,946
Hyundai Marine & Fire Insurance Co. Ltd.*	23,482	565,216
KB Financial Group, Inc.	39,247	1,648,624
Kia Corp.*	23,023	1,787,639
Korea Zinc Co. Ltd.	4,036	1,560,624
Samsung Electronics Co. Ltd.	247,367	15,077,498
SK Hynix, Inc.	44,629	4,903,334

		26,217,122

Spain (0.9%)
Acciona SA	635	93,444
ACS Actividades de Construccion y Servicios SA	5,492	243,486
Aena SME SA (m)	1,906	345,287
Amadeus IT Group SA	62,810	4,498,721
Banco Bilbao Vizcaya Argentaria SA	152,370	1,383,686
Banco Santander SA	413,376	1,724,761
CaixaBank SA	106,343	437,423
Cellnex Telecom SA (m)	14,368	565,623
Corp. ACCIONA Energias Renovables SA	1,975	61,223
EDP Renovaveis SA	7,023	143,625
Enagas SA (x)	6,551	110,396
Endesa SA	7,941	161,829
Grifols SA*	7,525	128,388
Iberdrola SA	155,505	2,037,720
Industria de Diseno Textil SA	27,862	1,212,798
Naturgy Energy Group SA	3,395	101,194
Redeia Corp. SA	10,446	171,940
Repsol SA	32,031	475,600
Telefonica SA	132,191	515,725

		14,412,869

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sweden (1.6%)
Alfa Laval AB	7,234	$289,330
Assa Abloy AB, Class B	210,793	6,067,113
Atlas Copco AB, Class A	534,811	9,202,458
Atlas Copco AB, Class B	41,041	607,921
Beijer Ref AB, Class B (x)	9,263	123,892
Boliden AB	6,852	213,657
Epiroc AB, Class A	16,967	340,146
Epiroc AB, Class B	9,677	169,246
EQT AB (x)	8,886	251,090
Essity AB, Class B	15,763	390,713
Evolution AB (m)	4,639	552,942
Fastighets AB Balder, Class B*	16,094	114,122
Getinge AB, Class B	6,089	135,411
H & M Hennes & Mauritz AB, Class B (x)	16,349	286,292
Hexagon AB, Class B	53,030	635,926
Holmen AB, Class B	2,314	97,667
Husqvarna AB, Class B	10,307	84,798
Industrivarden AB, Class A	3,255	106,144
Industrivarden AB, Class C	4,078	132,738
Indutrade AB	7,396	191,975
Investment AB Latour, Class B	3,593	93,440
Investor AB, Class B	44,209	1,023,473
L E Lundbergforetagen AB, Class B	1,791	97,345
Lifco AB, Class B	6,146	150,633
Nibe Industrier AB, Class B	39,229	275,372
Saab AB, Class B	2,202	132,652
Sagax AB, Class B	4,798	131,961
Sandvik AB	27,107	586,160
Securitas AB, Class B	12,981	126,875
Skandinaviska Enskilda Banken AB, Class A	40,532	557,784
Skanska AB, Class B	8,186	147,998
SKF AB, Class B	9,177	183,157
Svenska Cellulosa AB SCA, Class B	15,933	238,694
Svenska Handelsbanken AB, Class A	38,456	417,310
Swedbank AB, Class A	21,731	438,022
Swedish Orphan Biovitrum AB*	4,684	123,996
Tele2 AB, Class B	12,911	110,779
Telefonaktiebolaget LM Ericsson, Class B	74,794	467,998
Telia Co. AB	58,810	150,027
Volvo AB, Class A	5,239	138,688
Volvo AB, Class B	38,440	997,392
Volvo Car AB, Class B*	13,697	44,217

		26,627,554

Switzerland (1.7%)
ABB Ltd. (Registered)	40,860	1,812,113
Adecco Group AG (Registered)	4,160	204,130
Alcon, Inc.	12,763	996,092
Avolta AG*	2,711	106,628
Bachem Holding AG	945	73,034
Baloise Holding AG (Registered)	1,151	180,372
Banque Cantonale Vaudoise (Registered)	724	93,400
Barry Callebaut AG (Registered)	88	148,472
BKW AG	516	91,721
Chocoladefabriken Lindt & Spruengli AG	26	311,920
Chocoladefabriken Lindt & Spruengli AG (Registered)	3	363,831
Cie Financiere Richemont SA (Registered)	13,333	1,834,962
Clariant AG (Registered)	6,089	89,918
DSM-Firmenich AG	4,603	467,496
EMS-Chemie Holding AG (Registered)	192	155,463
Geberit AG (Registered)	872	558,835
Givaudan SA (Registered)	239	990,043
Helvetia Holding AG (Registered)	1,021	140,698
Julius Baer Group Ltd.	5,376	301,383
Kuehne + Nagel International AG (Registered)	1,414	487,221
Logitech International SA (Registered)	4,300	407,786
Lonza Group AG (Registered)	5,763	2,423,605
Novartis AG (Registered)	52,354	5,283,020
Partners Group Holding AG	580	836,502
Sandoz Group AG*	10,698	344,198
Schindler Holding AG	1,064	266,047
Schindler Holding AG (Registered)	626	148,489
SGS SA (Registered)	3,805	328,179
SIG Group AG	7,547	173,633
Sika AG (Registered)	3,904	1,270,465
Sonova Holding AG (Registered)	1,350	440,449
Straumann Holding AG (Registered)	2,918	470,460
Swatch Group AG (The)	763	207,386
Swatch Group AG (The) (Registered)	1,422	74,477
Swiss Life Holding AG (Registered)	739	513,140
Swiss Prime Site AG (Registered)	1,917	204,795
Swisscom AG (Registered)	643	386,847
Temenos AG (Registered)	1,565	145,549
UBS Group AG (Registered)	84,007	2,606,959
VAT Group AG (m)	688	344,798
Zurich Insurance Group AG	3,748	1,959,005

		28,243,521

Taiwan (2.0%)
Advantech Co. Ltd.	53,000	642,414
Chailease Holding Co. Ltd.	458,260	2,881,810
CTBC Financial Holding Co. Ltd.	1,234,000	1,139,893
Delta Electronics, Inc.	204,000	2,083,837
MediaTek, Inc.	32,000	1,058,308
Taiwan Semiconductor Manufacturing Co. Ltd.	780,133	15,073,683
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	63,194	6,572,176
Unimicron Technology Corp.	25,000	143,367
United Microelectronics Corp.	1,585,000	2,716,508
Voltronic Power Technology Corp.	21,000	1,170,069

		33,482,065

Thailand (0.3%)
Central Retail Corp. PCL	515,800	619,580
CP ALL PCL	326,800	536,169
Kasikornbank PCL	431,700	1,707,449
Tisco Financial Group PCL	601,400	1,757,552

		4,620,750

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
United Kingdom (2.7%)
3i Group plc	24,861	$767,193
abrdn plc	52,207	118,884
Admiral Group plc	6,667	228,089
Ashtead Group plc	11,135	775,234
Associated British Foods plc	9,255	279,232
AstraZeneca plc	39,587	5,348,714
Auto Trader Group plc (m)	22,457	206,499
Aviva plc	71,394	395,587
BAE Systems plc	77,456	1,096,389
Barclays plc	397,326	778,821
Barratt Developments plc	24,163	173,277
Berkeley Group Holdings plc	2,720	162,535
BP plc	443,200	2,633,397
British American Tobacco plc	54,265	1,587,772
BT Group plc	168,524	265,504
Bunzl plc	8,579	348,834
Burberry Group plc	9,812	177,097
Centrica plc	143,387	257,064
CK Hutchison Holdings Ltd.	70,264	376,583
Coca-Cola Europacific Partners plc	5,274	351,987
Compass Group plc	44,279	1,211,207
Croda International plc	3,458	222,591
DCC plc	2,424	178,526
Diageo plc	57,394	2,089,371
Entain plc	15,757	199,682
Halma plc	9,501	276,603
Hargreaves Lansdown plc	9,000	84,203
HSBC Holdings plc	498,988	4,042,003
Imperial Brands plc	21,843	502,969
Informa plc	36,349	361,948
InterContinental Hotels Group plc	4,248	383,903
Intertek Group plc	4,258	230,450
J Sainsbury plc	39,906	153,921
JD Sports Fashion plc	69,051	146,062
Kingfisher plc	46,258	143,456
Land Securities Group plc (REIT)	19,366	173,979
Legal & General Group plc	149,815	479,505
Lloyds Banking Group plc	1,644,444	1,000,045
London Stock Exchange Group plc	10,846	1,282,117
M&G plc	61,106	173,225
Melrose Industries plc	35,270	255,086
National Grid plc	93,872	1,265,939
NatWest Group plc	145,602	407,188
Next plc	3,052	315,809
Ocado Group plc*	14,926	144,289
Pearson plc	16,843	207,004
Persimmon plc	7,872	139,373
Phoenix Group Holdings plc	19,936	136,002
Reckitt Benckiser Group plc	18,327	1,266,140
RELX plc (London Stock Exchange)	6,597	261,516
RELX plc (Turquoise Stock Exchange)	41,772	1,651,811
Rentokil Initial plc	63,095	354,509
Rolls-Royce Holdings plc*	212,310	811,051
Sage Group plc (The)	25,552	381,882
Schroders plc	18,884	103,479
Segro plc (REIT)	30,363	343,056
Severn Trent plc	6,823	224,294
Smith & Nephew plc	21,703	298,353
Smiths Group plc	9,151	205,700
Spirax-Sarco Engineering plc	1,969	263,653
SSE plc	27,821	658,175
St James’s Place plc	13,881	120,952
Standard Chartered plc	59,439	505,042
Taylor Wimpey plc	84,849	159,039
Tesco plc	184,221	682,144
Unilever plc	57,126	2,765,683
Unilever plc (London Stock Exchange)	7,113	344,530
United Utilities Group plc	18,001	243,102
Vodafone Group plc	587,286	513,229
Whitbread plc	5,215	243,025
Wise plc, Class A*	14,697	163,731
WPP plc	27,263	261,673

		45,360,917

United States (36.2%)
3M Co.	5,989	654,717
A.O. Smith Corp.	1,281	105,606
Abbott Laboratories	18,915	2,081,974
AbbVie, Inc.	19,244	2,982,243
Accenture plc, Class A	6,841	2,400,575
Adobe, Inc.*	24,127	14,394,168
Advanced Micro Devices, Inc.*	17,611	2,596,038
AES Corp. (The)	7,064	135,982
Aflac, Inc.	5,775	476,437
Agilent Technologies, Inc.	3,143	436,971
Air Products and Chemicals, Inc.	2,412	660,406
Airbnb, Inc., Class A*	4,722	642,853
Akamai Technologies, Inc.*	1,598	189,123
Albemarle Corp.	1,271	183,634
Alexandria Real Estate Equities, Inc. (REIT)	1,681	213,100
Align Technology, Inc.*	776	212,624
Allegion plc	940	119,089
Alliant Energy Corp.	2,900	148,770
Allstate Corp. (The)	2,897	405,522
Alphabet, Inc., Class A*	281,433	39,313,376
Alphabet, Inc., Class C*	54,289	7,650,949
Altria Group, Inc.	19,223	775,456
Amazon.com, Inc.*	120,913	18,371,521
Amcor plc	16,420	158,289
Ameren Corp.	2,932	212,101
American Airlines Group, Inc.*	7,349	100,975
American Electric Power Co., Inc.	5,706	463,441
American Express Co.	6,275	1,175,559
American International Group, Inc.	7,616	515,984
American Tower Corp. (REIT)	5,075	1,095,591
American Water Works Co., Inc.	2,088	275,595
Ameriprise Financial, Inc.	1,103	418,952
AMETEK, Inc.	2,533	417,666
Amgen, Inc.	5,833	1,680,021
Amphenol Corp., Class A	6,606	654,853
Analog Devices, Inc.	72,247	14,345,364
ANSYS, Inc.*	957	347,276
Aon plc, Class A	2,182	635,006
APA Corp.	3,278	117,615
Apple, Inc.	159,351	30,679,848
Applied Materials, Inc.	9,118	1,477,754
Aptiv plc*	3,123	280,196
Arch Capital Group Ltd.*	4,131	306,809
Archer-Daniels-Midland Co.	5,767	416,493
Arista Networks, Inc.*	2,777	654,011

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Arthur J Gallagher & Co.	2,335	$525,095
Assurant, Inc.	558	94,017
AT&T, Inc.	77,934	1,307,733
Atmos Energy Corp.	1,636	189,612
Autodesk, Inc.*	2,355	573,395
Automatic Data Processing, Inc.	4,483	1,044,405
AutoZone, Inc.*	192	496,437
AvalonBay Communities, Inc. (REIT)	1,541	288,506
Avantor, Inc.*	43,394	990,685
Avery Dennison Corp.	870	175,879
Axon Enterprise, Inc.*	764	197,364
Baker Hughes Co.	11,129	380,389
Ball Corp.	3,369	193,785
Bank of America Corp.	75,045	2,526,765
Bank of New York Mellon Corp. (The)	8,329	433,524
Bath & Body Works, Inc.	2,324	100,304
Baxter International, Inc.	5,714	220,903
Becton Dickinson & Co.	3,137	764,895
Berkshire Hathaway, Inc., Class B*	19,832	7,073,281
Best Buy Co., Inc.	2,135	167,128
Biogen, Inc.*	1,604	415,067
Bio-Rad Laboratories, Inc., Class A*	235	75,879
Bio-Techne Corp.	1,798	138,734
BlackRock, Inc.‡	1,525	1,237,995
Blackstone, Inc.	7,703	1,008,477
Boeing Co. (The)*	6,198	1,615,571
Booking Holdings, Inc.*	380	1,347,944
BorgWarner, Inc.	2,715	97,333
Boston Properties, Inc. (REIT)	1,583	111,079
Boston Scientific Corp.*	32,391	1,872,524
Bristol-Myers Squibb Co.	22,178	1,137,953
Broadcom, Inc.	4,784	5,340,140
Broadridge Financial Solutions, Inc.	1,298	267,064
Brown & Brown, Inc.	2,568	182,610
Brown-Forman Corp., Class B	2,061	117,683
Builders FirstSource, Inc.*	1,345	224,534
Bunge Global SA	1,613	162,832
Cadence Design Systems, Inc.*	2,944	801,857
Caesars Entertainment, Inc.*	2,402	112,606
Camden Property Trust (REIT)	1,186	117,758
Campbell Soup Co.	2,243	96,965
Capital One Financial Corp.	4,119	540,083
Cardinal Health, Inc.	2,662	268,330
CarMax, Inc.*	1,815	139,283
Carnival Corp.*	11,250	208,575
Carrier Global Corp.	9,050	519,922
Catalent, Inc.*	1,936	86,984
Caterpillar, Inc.	5,560	1,643,925
Cboe Global Markets, Inc.	1,161	207,308
CBRE Group, Inc., Class A*	3,366	313,341
CDW Corp.	1,436	326,432
Celanese Corp.	1,116	173,393
Cencora, Inc.	1,782	365,987
Centene Corp.*	5,730	425,223
CenterPoint Energy, Inc.	6,999	199,961
Ceridian HCM Holding, Inc.*	1,730	116,118
CF Industries Holdings, Inc.	2,006	159,477
CH Robinson Worldwide, Inc.	1,253	108,247
Charles River Laboratories International, Inc.*	4,608	1,089,331
Charles Schwab Corp. (The)	16,192	1,114,010
Charter Communications, Inc., Class A*	4,505	1,751,003
Chevron Corp.	19,136	2,854,326
Chipotle Mexican Grill, Inc.*	297	679,227
Chubb Ltd.	4,447	1,005,022
Church & Dwight Co., Inc.	2,632	248,882
Cigna Group (The)	3,190	955,245
Cincinnati Financial Corp.	1,763	182,400
Cintas Corp.	935	563,487
Cisco Systems, Inc.	44,150	2,230,458
Citigroup, Inc.	20,861	1,073,090
Citizens Financial Group, Inc.	4,968	164,640
Clorox Co. (The)	1,382	197,059
CME Group, Inc.	3,900	821,340
CMS Energy Corp.	3,224	187,218
Coca-Cola Co. (The)	42,412	2,499,339
Cognizant Technology Solutions Corp., Class A	5,417	409,146
Colgate-Palmolive Co.	8,928	711,651
Comcast Corp., Class A	43,770	1,919,314
Comerica, Inc.	1,318	73,558
Conagra Brands, Inc.	5,184	148,573
ConocoPhillips	12,943	1,502,294
Consolidated Edison, Inc.	3,820	347,505
Constellation Brands, Inc., Class A	1,736	419,678
Constellation Energy Corp.	3,524	411,920
Cooper Cos., Inc. (The)	539	203,979
Copart, Inc.*	9,524	466,676
Corning, Inc.	8,351	254,288
Corteva, Inc.	7,576	363,042
CoStar Group, Inc.*	4,483	391,769
Costco Wholesale Corp.	4,826	3,185,546
Coterra Energy, Inc.	8,503	216,997
CRH plc	18,534	1,278,078
Crown Castle, Inc. (REIT)	4,717	543,351
CSL Ltd.	12,321	2,406,755
CSX Corp.	21,539	746,757
Cummins, Inc.	1,524	365,105
CVS Health Corp.	13,983	1,104,098
CyberArk Software Ltd.*	1,050	230,002
Danaher Corp.	12,413	2,871,623
Darden Restaurants, Inc.	1,281	210,468
DaVita, Inc.*	572	59,923
Deere & Co.	2,919	1,167,221
Delta Air Lines, Inc.	7,043	283,340
Dentsply Sirona, Inc.	2,501	89,011
Devon Energy Corp.	7,096	321,449
Dexcom, Inc.*	4,189	519,813
Diamondback Energy, Inc.	1,973	305,973
Digital Realty Trust, Inc. (REIT)	3,353	451,247
Discover Financial Services	2,741	308,088
Dollar General Corp.	2,429	330,223
Dollar Tree, Inc.*	2,263	321,459
Dominion Energy, Inc.	9,000	423,000
Domino’s Pizza, Inc.	366	150,876
Dover Corp.	1,530	235,329
Dow, Inc.	7,759	425,504
DR Horton, Inc.	3,259	495,303
DTE Energy Co.	2,211	243,785
Duke Energy Corp.	8,348	810,090

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
DuPont de Nemours, Inc.	4,687	$360,571
Eastman Chemical Co.	1,287	115,598
Eaton Corp. plc	4,343	1,045,881
eBay, Inc.	5,581	243,443
Ecolab, Inc.	7,830	1,553,080
Edison International	4,234	302,689
Edwards Lifesciences Corp.*	15,032	1,146,190
Electronic Arts, Inc.	2,714	371,302
Elevance Health, Inc.	2,562	1,208,137
Eli Lilly and Co.	8,692	5,066,741
Emerson Electric Co.	6,189	602,375
Enphase Energy, Inc.*	1,425	188,300
Entergy Corp.	2,308	233,547
EOG Resources, Inc.	6,297	761,622
EPAM Systems, Inc.*	612	181,972
EQT Corp.	4,483	173,313
Equifax, Inc.	18,894	4,672,297
Equinix, Inc. (REIT)	1,020	821,498
Equity Residential (REIT)	3,838	234,732
Essex Property Trust, Inc. (REIT)	691	171,327
Estee Lauder Cos., Inc. (The), Class A	2,568	375,570
Etsy, Inc.*	1,255	101,718
Everest Group Ltd.	479	169,365
Evergy, Inc.	2,408	125,698
Eversource Energy	3,780	233,302
Exelon Corp.	11,023	395,726
Expedia Group, Inc.*	1,403	212,961
Expeditors International of Washington, Inc.	1,535	195,252
Experian plc	23,499	959,095
Extra Space Storage, Inc. (REIT)	2,294	367,797
Exxon Mobil Corp.	43,661	4,365,227
F5, Inc.*	644	115,263
FactSet Research Systems, Inc.	416	198,453
Fair Isaac Corp.*	274	318,939
Fastenal Co.	6,275	406,432
Federal Realty Investment Trust (REIT)	849	87,489
FedEx Corp.	2,497	631,666
Ferrovial SE	12,754	464,914
Fidelity National Information Services, Inc.	6,562	394,179
Fifth Third Bancorp	7,275	250,915
First Solar, Inc.*	1,166	200,878
FirstEnergy Corp.	5,800	212,628
Fiserv, Inc.*	6,542	869,039
FleetCor Technologies, Inc.*	805	227,501
FMC Corp.	1,456	91,801
Ford Motor Co.	43,543	530,789
Fortinet, Inc.*	6,947	406,608
Fortive Corp.	3,899	287,083
Fox Corp., Class A	2,667	79,130
Fox Corp., Class B	1,580	43,687
Franklin Resources, Inc.	2,857	85,110
Freeport-McMoRan, Inc.	15,538	661,453
Garmin Ltd.	1,688	216,976
Gartner, Inc.*	834	376,226
GE HealthCare Technologies, Inc.	4,198	324,589
Gen Digital, Inc.	5,998	136,874
Generac Holdings, Inc.*	650	84,006
General Dynamics Corp.	2,459	638,529
General Electric Co.	11,863	1,514,075
General Mills, Inc.	6,409	417,482
General Motors Co.	14,857	533,663
Genuine Parts Co.	1,524	211,074
Gilead Sciences, Inc.	13,579	1,100,035
Global Payments, Inc.	2,873	364,871
Globe Life, Inc.	960	116,851
Goldman Sachs Group, Inc. (The)	3,555	1,371,412
GSK plc	104,595	1,933,436
Haleon plc	144,599	592,843
Halliburton Co.	9,952	359,765
Hartford Financial Services Group, Inc. (The)	3,355	269,675
Hasbro, Inc.	1,463	74,701
HCA Healthcare, Inc.	2,159	584,398
Healthpeak Properties, Inc. (REIT)	5,979	118,384
Henry Schein, Inc.*	1,502	113,716
Hershey Co. (The)	1,660	309,490
Hess Corp.	3,033	437,237
Hewlett Packard Enterprise Co.	13,916	236,294
Hilton Worldwide Holdings, Inc.	2,794	508,759
Holcim AG	13,313	1,045,032
Hologic, Inc.*	2,630	187,914
Home Depot, Inc. (The)	10,901	3,777,742
Honeywell International, Inc.	7,186	1,506,976
Hormel Foods Corp.	3,310	106,284
Host Hotels & Resorts, Inc. (REIT)	7,530	146,609
Howmet Aerospace, Inc.	4,223	228,549
HP, Inc.	9,610	289,165
Hubbell, Inc., Class B	571	187,819
Humana, Inc.	1,334	610,719
Huntington Bancshares, Inc.	15,825	201,294
Huntington Ingalls Industries, Inc.	441	114,501
IDEX Corp.	829	179,984
IDEXX Laboratories, Inc.*	3,058	1,697,343
Illinois Tool Works, Inc.	2,977	779,795
Illumina, Inc.*	10,610	1,477,336
Incyte Corp.*	2,104	132,110
Ingersoll Rand, Inc.	4,441	343,467
Insulet Corp.*	732	158,829
Intel Corp.	45,954	2,309,188
Intercontinental Exchange, Inc.	6,187	794,596
International Business Machines Corp.	9,953	1,627,813
International Flavors & Fragrances, Inc.	2,730	221,048
International Paper Co.	3,810	137,732
Interpublic Group of Cos., Inc. (The)	4,099	133,791
Intuit, Inc.	23,857	14,911,341
Intuitive Surgical, Inc.*	11,643	3,927,882
Invesco Ltd.	4,538	80,958
Invitation Homes, Inc. (REIT)	6,132	209,163
IQVIA Holdings, Inc.*	13,958	3,229,602
Iron Mountain, Inc. (REIT)	3,200	223,936
J M Smucker Co. (The)	1,102	139,271
Jabil, Inc.	1,395	177,723
Jack Henry & Associates, Inc.	754	123,211
Jacobs Solutions, Inc.	1,368	177,566
James Hardie Industries plc (CHDI)*	11,362	437,381
JB Hunt Transport Services, Inc.	903	180,365
Johnson & Johnson	26,239	4,112,701

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Johnson Controls International plc	7,454	$429,649
JPMorgan Chase & Co.	31,511	5,360,021
Juniper Networks, Inc.	3,628	106,953
Kellanova	2,763	154,479
Kenvue, Inc.	19,088	410,965
Keurig Dr Pepper, Inc.	11,054	368,319
KeyCorp	10,458	150,595
Keysight Technologies, Inc.*	1,907	303,385
Kimberly-Clark Corp.	3,746	455,176
Kimco Realty Corp. (REIT)	7,078	150,832
Kinder Morgan, Inc.	20,670	364,619
KLA Corp.	1,482	861,487
Kraft Heinz Co. (The)	8,581	317,325
Kroger Co. (The)	7,314	334,323
L3Harris Technologies, Inc.	2,095	441,249
Laboratory Corp. of America Holdings	903	205,243
Lam Research Corp.	2,268	1,776,434
Lamb Weston Holdings, Inc.	1,579	170,674
Las Vegas Sands Corp.	4,024	198,021
Leidos Holdings, Inc.	1,442	156,082
Lennar Corp., Class A	2,743	408,817
Linde plc	7,219	2,964,915
Live Nation Entertainment, Inc.*	1,489	139,370
LKQ Corp.	3,029	144,756
Lockheed Martin Corp.	2,407	1,090,949
Loews Corp.	1,907	132,708
Lowe’s Cos., Inc.	6,290	1,399,840
Lululemon Athletica, Inc.*	1,245	636,556
LyondellBasell Industries NV, Class A	2,786	264,893
M&T Bank Corp.	1,804	247,292
Marathon Oil Corp.	6,086	147,038
Marathon Petroleum Corp.	4,139	614,062
MarketAxess Holdings, Inc.	417	122,118
Marriott International, Inc., Class A	12,802	2,886,979
Marsh & McLennan Cos., Inc.	5,374	1,018,212
Martin Marietta Materials, Inc.	685	341,753
Marvell Technology, Inc.	71,774	4,328,690
Masco Corp.	2,495	167,115
Mastercard, Inc., Class A	9,026	3,849,679
Match Group, Inc.*	2,818	102,857
McCormick & Co., Inc. (Non-Voting)	2,826	193,355
McDonald’s Corp.	7,906	2,344,208
McKesson Corp.	1,450	671,321
Medtronic plc	14,503	1,194,757
Merck & Co., Inc.	27,620	3,011,132
Meta Platforms, Inc., Class A*	78,365	27,738,075
MetLife, Inc.	6,720	444,394
Mettler-Toledo International, Inc.*	239	289,897
MGM Resorts International*	2,891	129,170
Microchip Technology, Inc.	5,854	527,914
Micron Technology, Inc.	11,902	1,015,717
Microsoft Corp.	95,537	35,925,733
Mid-America Apartment Communities, Inc. (REIT)	1,277	171,705
Moderna, Inc.*	3,633	361,302
Mohawk Industries, Inc.*	645	66,757
Molina Healthcare, Inc.*	646	233,406
Molson Coors Beverage Co., Class B	2,114	129,398
Monday.com Ltd.*	680	127,711
Mondelez International, Inc., Class A	14,820	1,073,413
Monolithic Power Systems, Inc.	532	335,575
Monster Beverage Corp.*	8,006	461,226
Moody’s Corp.	1,699	663,561
Morgan Stanley	13,775	1,284,519
Mosaic Co. (The)	3,749	133,952
Motorola Solutions, Inc.	1,791	560,744
MSCI, Inc.	875	494,944
Nasdaq, Inc.	3,770	219,188
Nestle SA (Registered)	68,197	7,906,652
NetApp, Inc.	2,249	198,272
Netflix, Inc.*	5,916	2,880,382
Newmont Corp.	12,759	528,095
News Corp., Class A	4,087	100,336
News Corp., Class B (x)	1,487	38,245
NextEra Energy, Inc.	22,414	1,361,426
NIKE, Inc., Class B	13,342	1,448,541
NiSource, Inc.	4,552	120,856
Nordson Corp.	594	156,911
Norfolk Southern Corp.	2,499	590,714
Northern Trust Corp.	2,302	194,243
Northrop Grumman Corp.	1,537	719,531
Norwegian Cruise Line Holdings Ltd. (x)*	4,800	96,192
NRG Energy, Inc.	2,508	129,664
Nucor Corp.	2,663	463,469
NVIDIA Corp.	34,500	17,085,090
NVR, Inc.*	34	238,015
Occidental Petroleum Corp.	7,119	425,075
Old Dominion Freight Line, Inc.	992	402,087
Omnicom Group, Inc.	2,115	182,969
ON Semiconductor Corp.*	4,779	399,190
ONEOK, Inc.	6,263	439,788
Oracle Corp. (Moscow Stock Exchange)	17,258	1,819,511
O’Reilly Automotive, Inc.*	645	612,802
Otis Worldwide Corp.	4,411	394,652
PACCAR, Inc.*	5,659	552,601
Packaging Corp. of America	997	162,421
Palo Alto Networks, Inc.*	3,388	999,053
Paramount Global, Class B	5,237	77,455
Parker-Hannifin Corp.	1,417	652,812
Paychex, Inc.	3,554	423,317
Paycom Software, Inc.	500	103,360
PayPal Holdings, Inc.*	11,752	721,690
Pentair plc	1,849	134,441
PepsiCo, Inc.	14,986	2,545,222
Pfizer, Inc.	61,545	1,771,881
PG&E Corp.	23,090	416,313
Phathom Pharmaceuticals, Inc. (x)*	51,485	470,058
Philip Morris International, Inc.	16,921	1,591,928
Phillips 66	4,789	637,607
Pinnacle West Capital Corp.	1,212	87,070
Pioneer Natural Resources Co.	2,524	567,597
PNC Financial Services Group, Inc. (The)‡	4,394	680,411
Pool Corp.	420	167,458
PPG Industries, Inc.	2,541	380,007
PPL Corp.	7,815	211,787
Principal Financial Group, Inc.	2,422	190,539
Procter & Gamble Co. (The)	25,690	3,764,613
Progressive Corp. (The)	6,374	1,015,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Prologis, Inc. (REIT)	10,071	$1,342,464
Prudential Financial, Inc.	3,904	404,884
PTC, Inc.*	1,277	223,424
Public Service Enterprise Group, Inc.	5,339	326,480
Public Storage (REIT)	1,706	520,330
PulteGroup, Inc.	2,328	240,296
QIAGEN NV*	5,799	252,231
Qorvo, Inc.*	1,043	117,452
QUALCOMM, Inc.	12,131	1,754,507
Quanta Services, Inc.	1,581	341,180
Quest Diagnostics, Inc.	1,191	164,215
Ralph Lauren Corp.	486	70,081
Raymond James Financial, Inc.	2,055	229,133
Realty Income Corp. (REIT)	7,833	449,771
Regency Centers Corp. (REIT)	1,837	123,079
Regeneron Pharmaceuticals, Inc.*	1,161	1,019,695
Regions Financial Corp.	10,373	201,029
Republic Services, Inc.	2,199	362,637
ResMed, Inc.	1,613	277,468
Revvity, Inc.	1,331	145,492
Robert Half, Inc.	1,143	100,493
Roche Holding AG	17,945	5,216,756
Roche Holding AG CHF 1	817	253,925
Rockwell Automation, Inc.	1,263	392,136
Rollins, Inc.	3,030	132,320
Roper Technologies, Inc.	1,158	631,307
Ross Stores, Inc.	3,641	503,878
Royal Caribbean Cruises Ltd.*	2,600	336,674
RTX Corp.	15,673	1,318,726
S&P Global, Inc.	30,146	13,279,916
Salesforce, Inc.*	10,606	2,790,863
Sanofi SA	29,228	2,896,219
SBA Communications Corp. (REIT)	1,185	300,623
Schlumberger NV	15,481	805,631
Schneider Electric SE	13,900	2,789,397
Seagate Technology Holdings plc	2,079	177,484
Sempra	6,918	516,982
ServiceNow, Inc.*	2,234	1,578,299
Sherwin-Williams Co. (The)	2,559	798,152
Simon Property Group, Inc. (REIT)	3,529	503,377
Skyworks Solutions, Inc.	1,782	200,332
Snap-on, Inc.	561	162,039
Southern Co. (The)	11,825	829,169
Southwest Airlines Co.	6,621	191,214
Stanley Black & Decker, Inc.	1,707	167,457
Starbucks Corp.	12,454	1,195,709
State Street Corp.	3,445	266,850
Steel Dynamics, Inc.	1,609	190,023
Stellantis NV (Euronext Paris)	39,968	932,974
Stellantis NV (Italian Stock Exchange)	16,541	386,208
STERIS plc	1,068	234,800
Stryker Corp.	3,683	1,102,911
Swiss Re AG	7,669	862,232
Synchrony Financial	4,435	169,373
Synopsys, Inc.*	1,653	851,146
Sysco Corp.	5,594	409,089
T. Rowe Price Group, Inc.	2,484	267,502
Take-Two Interactive Software, Inc.*	1,697	273,132
Tapestry, Inc.	2,547	93,755
Targa Resources Corp.	2,372	206,056
Target Corp.	4,980	709,252
TE Connectivity Ltd.	3,387	475,873
Teledyne Technologies, Inc.*	526	234,749
Teleflex, Inc.	533	132,898
Tenaris SA	11,492	199,750
Teradyne, Inc.	1,720	186,654
Tesla, Inc.*	30,145	7,490,430
Texas Instruments, Inc.	9,899	1,687,384
Textron, Inc.	2,148	172,742
Thermo Fisher Scientific, Inc.	4,922	2,612,548
TJX Cos., Inc. (The)	12,470	1,169,811
T-Mobile US, Inc.	5,546	889,190
Tractor Supply Co. (x)	1,160	249,435
Trane Technologies plc	2,530	617,067
TransDigm Group, Inc.	611	618,088
Travelers Cos., Inc. (The)	2,510	478,130
Trimble, Inc.*	2,588	137,682
Truist Financial Corp.	14,753	544,681
Tyler Technologies, Inc.*	469	196,098
Tyson Foods, Inc., Class A	3,184	171,140
Uber Technologies, Inc.*	22,430	1,381,015
UDR, Inc. (REIT)	3,163	121,111
Ulta Beauty, Inc.*	525	257,245
Union Pacific Corp.	6,644	1,631,899
United Airlines Holdings, Inc.*	3,712	153,157
United Parcel Service, Inc., Class B	7,883	1,239,444
United Rentals, Inc.	752	431,212
UnitedHealth Group, Inc.	10,082	5,307,871
Universal Health Services, Inc., Class B	689	105,031
US Bancorp	16,802	727,191
Valero Energy Corp.	3,711	482,430
Ventas, Inc. (REIT)	4,450	221,788
Veralto Corp.	4,077	335,374
VeriSign, Inc.*	977	201,223
Verisk Analytics, Inc.	1,606	383,609
Verizon Communications, Inc.	45,824	1,727,565
Vertex Pharmaceuticals, Inc.*	2,809	1,142,954
VF Corp. (x)	3,409	64,089
Viatris, Inc.	12,481	135,169
VICI Properties, Inc. (REIT), Class A	11,378	362,731
Visa, Inc., Class A	40,953	10,662,114
Vulcan Materials Co.	1,472	334,159
W R Berkley Corp.	2,158	152,614
Walgreens Boots Alliance, Inc.	7,637	199,402
Walmart, Inc.	15,549	2,451,300
Walt Disney Co. (The)*	19,944	1,800,744
Warner Bros Discovery, Inc.*	24,756	281,723
Waste Management, Inc.	3,981	712,997
Waters Corp.*	663	218,279
WEC Energy Group, Inc.	3,494	294,090
Wells Fargo & Co.	39,584	1,948,324
Welltower, Inc. (REIT)	5,986	539,758
West Pharmaceutical Services, Inc.	813	286,274
Western Digital Corp.*	3,550	185,914
Westinghouse Air Brake Technologies Corp.	1,937	245,805
Westrock Co.	2,778	115,343
Weyerhaeuser Co. (REIT)	8,047	279,794
Whirlpool Corp.	570	69,409
Williams Cos., Inc. (The)	13,473	469,265
Willis Towers Watson plc	1,145	276,174

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
WW Grainger, Inc.	475	$393,628
Wynn Resorts Ltd.	1,040	94,754
Xcel Energy, Inc.	5,915	366,198
Xylem, Inc.	2,597	296,993
Yum! Brands, Inc.	3,104	405,569
Zebra Technologies Corp., Class A*	573	156,618
Zimmer Biomet Holdings, Inc.	2,295	279,301
Zions Bancorp NA	1,446	63,436
Zoetis, Inc.	5,004	987,639

		613,361,502

Total Common Stocks (80.2%) (Cost $643,490,774)		1,358,299,388

	Number of Rights	Value (Note 1)
RIGHTS:
Brazil (0.0%)†
Localiza Rent a Car SA, expiring 2/5/24* (Cost $—)	1,079	4,443

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	70,650	70,650
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	467,534	467,534
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	4,000,000	4,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	74,018,334	74,077,548
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	2,310,844	2,310,844

Total Investment Companies		80,926,576

Total Short-Term Investments (4.8%) (Cost $80,893,721)		80,926,576

Total Investments in Securities (85.0%) (Cost $724,384,495)		1,439,230,407
Other Assets Less Liabilities (15.0%)		254,497,520

Net Assets (100%)		$1,693,727,927

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $16,752,219 or 1.0% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $14,176,268. This was collateralized by $7,998,950 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/15/24 - 11/15/52 and by cash of $6,849,028 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
KRW	— Korean Republic Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	4,394	792,227	—	(78,960)	54,707	(87,563)	680,411	29,198	—
Capital Markets
BlackRock, Inc.	1,525	1,324,430	—	(236,945)	167,309	(16,799)	1,237,995	34,885	—

Total		2,116,657	—	(315,905)	222,016	(104,362)	1,918,406	64,083	—

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,247	3/2024	EUR	62,540,104	(270,560)
FTSE 100 Index	399	3/2024	GBP	39,448,423	1,079,020
S&P 500 E-Mini Index	711	3/2024	USD	171,351,000	5,912,040
SPI 200 Index	123	3/2024	AUD	15,894,055	372,845
TOPIX Index	236	3/2024	JPY	39,601,135	111,748

					7,205,093

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	22,902,642	USD	15,128,111	HSBC Bank plc	3/15/2024	513,294
GBP	21,140,858	USD	26,538,077	HSBC Bank plc	3/15/2024	418,911
JPY	3,225,623,244	USD	22,646,521	HSBC Bank plc	3/15/2024	490,684

Total unrealized appreciation						1,422,889

USD	52,030,147	EUR	48,121,537	HSBC Bank plc	3/15/2024	(1,248,104)

Total unrealized depreciation						(1,248,104)

Net unrealized appreciation						174,785

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 138,294, BRL 18,827, CHF 4,732, DKK 2,023, EUR 115,572,584, GBP 12,147,533, HKD 25,521, ILS 7,769, INR 265,271, JPY 16,756,601, KRW 2, MXN 1, NOK 2,096, NZD 3,825, PLN 68, SEK 5,049, SGD 6,421 and TRY 3.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$33,002,819	$—	$33,002,819
Austria	—	2,125,807	—	2,125,807
Belgium	—	3,369,915	—	3,369,915
Brazil	—	19,757,308	—	19,757,308
Burkina Faso	—	114,352	—	114,352
Canada	1,597,407	—	—	1,597,407
Chile	—	4,203,326	—	4,203,326
China	10,165,955	44,983,309	—	55,149,264
Denmark	—	25,239,965	—	25,239,965
Finland	—	4,457,414	—	4,457,414
France	—	74,106,089	—	74,106,089
Germany	—	43,154,505	—	43,154,505
Hong Kong	326,535	8,015,843	—	8,342,378
India	5,867,711	71,512,593	—	77,380,304
Indonesia	—	10,036,956	—	10,036,956
Ireland	371,005	1,377,153	—	1,748,158
Israel	3,832,320	1,566,811	—	5,399,131
Italy	—	12,173,594	—	12,173,594
Japan	—	107,920,958	—	107,920,958
Jordan	—	98,055	—	98,055
Luxembourg	—	582,647	—	582,647
Macau	—	494,232	—	494,232
Mexico	15,541,510	—	—	15,541,510
Netherlands	—	28,142,498	—	28,142,498
New Zealand	—	1,023,201	—	1,023,201
Norway	—	2,556,264	—	2,556,264
Poland	—	7,122,301	—	7,122,301
Portugal	—	752,716	—	752,716
Singapore	519,492	5,929,483	—	6,448,975
South Africa	—	13,931,039	—	13,931,039
South Korea	—	26,217,122	—	26,217,122
Spain	—	14,412,869	—	14,412,869
Sweden	—	26,627,554	—	26,627,554
Switzerland	—	28,243,521	—	28,243,521
Taiwan	6,572,176	26,909,889	—	33,482,065
Thailand	—	4,620,750	—	4,620,750
United Kingdom	351,987	45,008,930	—	45,360,917
United States	582,547,624	30,813,878	—	613,361,502
Forward Currency Contracts	—	1,422,889	—	1,422,889
Futures	7,475,653	—	—	7,475,653
Rights
Brazil	—	4,443	—	4,443
Short-Term Investments
Investment Companies	80,926,576	—	—	80,926,576

Total Assets	$716,095,951	$732,032,998	$—	$1,448,128,949

Liabilities:
Forward Currency Contracts	$—	$(1,248,104)	$—	$(1,248,104)
Futures	(270,560)	—	—	(270,560)

Total Liabilities	$(270,560)	$(1,248,104)	$—	$(1,518,664)

Total	$715,825,391	$730,784,894	$—	$1,446,610,285

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,422,889
Equity contracts	Receivables, Net assets – Unrealized appreciation	7,475,653	*

Total		$8,898,542

	Liability Derivatives
Foreign exchange contracts	Payables	(1,248,104)
Equity contracts	Payables, Net assets – Unrealized depreciation	(270,560	)*

Total		$(1,518,664)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(2,368,604)	$(2,368,604)
Equity contracts	38,224,012	—	38,224,012

Total	$38,224,012	$(2,368,604)	$35,855,408

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$378,340	$378,340
Equity contracts	16,001,751	—	16,001,751

Total	$16,001,751	$378,340	$16,380,091

^ The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$324,176,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$64,884,000
Average settlement value sold — in USD	51,817,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$1,422,889	$(1,248,104)	$—	$174,785

Total	$1,422,889	$(1,248,104)	$—	$174,785

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
HSBC Bank plc	$1,248,104	$(1,248,104)	$—	$—

Total	$1,248,104	$(1,248,104)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$153,785,877
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$315,791,582

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 4%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$ 5,943,861	$10,353,527	$2,391,962

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$762,987,452
Aggregate gross unrealized depreciation	(59,890,437)

Net unrealized appreciation	$703,097,015

Federal income tax cost of investments in securities and derivative instruments, if applicable	$743,513,270

For the year ended December 31, 2023, the Portfolio incurred approximately $1,410 as brokerage commissions with Invesco Capital Markets, Inc. and $188 as brokerage commissions with Sanford C. Bernstein & Co., affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $469,518)	$1,918,406
Unaffiliated Issuers (Cost $723,914,977)	1,437,312,001
Cash	98,539,940
Foreign cash (Cost $151,946,359)	144,956,620
Cash held as collateral at broker for futures	17,933,668
Dividends, interest and other receivables	4,053,917
Unrealized appreciation on forward foreign currency contracts	1,422,889
Receivable for securities sold	1,293,289
Receivable for Portfolio shares sold	44,747
Securities lending income receivable	3,297
Other assets	54,491

Total assets	1,707,533,265

LIABILITIES
Payable for return of collateral on securities loaned	6,849,028
Accrued India taxes	3,171,317
Unrealized depreciation on forward foreign currency contracts	1,248,104
Investment management fees payable	886,597
Payable for Portfolio shares repurchased	425,539
Payable for securities purchased	342,924
Due to broker for futures variation margin	318,274
Distribution fees payable – Class IB	245,999
Administrative fees payable	183,397
Distribution fees payable – Class IA	8,102
Trustees’ fees payable	1,594
Accrued expenses	124,463

Total liabilities	13,805,338

Commitments and contingent liabilities^
NET ASSETS	$1,693,727,927

Net assets were comprised of:
Paid in capital	$1,060,833,456
Total distributable earnings (loss)	632,894,471

Net assets	$1,693,727,927

Class IA
Net asset value, offering and redemption price per share, $38,848,761 / 2,408,566 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.13

Class IB
Net asset value, offering and redemption price per share, $1,181,788,415 / 73,544,586 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.07

Class K
Net asset value, offering and redemption price per share, $473,090,751 / 29,298,381 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.15

(x)	Includes value of securities on loan of $14,176,268.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($64,083 of dividend income received from affiliates) (net of $2,336,991 foreign withholding tax)	$31,545,137
Interest	5,932,347
Securities lending (net)	102,461

Total income	37,579,945

EXPENSES
Investment management fees	11,997,907
Distribution fees – Class IB	2,842,115
Administrative fees	2,112,224
Custodian fees	581,100
Professional fees	176,724
Printing and mailing expenses	144,925
Distribution fees – Class IA	92,665
Trustees’ fees	72,190
Miscellaneous	168,291

Gross expenses	18,188,141
Less: Waiver from investment manager	(1,205,699)

Net expenses	16,982,442

NET INVESTMENT INCOME (LOSS)	20,597,503

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($222,016 realized gain (loss) from affiliates) (net of India tax of $559,672 on realized gain on investments)	74,850,361
Futures contracts	38,224,012
Forward foreign currency contracts	(2,368,604)
Foreign currency transactions	(5,314,627)

Net realized gain (loss)	105,391,142

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $1,888,680 on unrealized appreciation on investments) ($(104,362) of change in unrealized appreciation (depreciation) from affiliates)	171,319,355
Futures contracts	16,001,751
Forward foreign currency contracts	378,340
Foreign currency translations	7,454,860

Net change in unrealized appreciation (depreciation)	195,154,306

NET REALIZED AND UNREALIZED GAIN (LOSS)	300,545,448

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$321,142,951

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$20,597,503	$16,143,833
Net realized gain (loss)	105,391,142	6,715,573
Net change in unrealized appreciation (depreciation)	195,154,306	(471,875,126)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	321,142,951	(449,015,720)

Distributions to shareholders:
Class IA	(1,828,919)	(1,095,947)
Class IB	(56,086,821)	(34,933,103)
Class K	(23,344,099)	(16,607,212)

Total distributions to shareholders	(81,259,839)	(52,636,262)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 88,201 and 69,890 shares, respectively ]	1,366,774	1,045,024
Capital shares issued in reinvestment of dividends and distributions [ 115,702 and 82,348 shares, respectively ]	1,828,919	1,095,947
Capital shares repurchased [ (263,749) and (223,307) shares , respectively]	(4,078,700)	(3,372,937)

Total Class IA transactions	(883,007)	(1,231,966)

Class IB
Capital shares sold [ 849,328 and 1,370,064 shares, respectively ]	13,078,929	20,473,904
Capital shares issued in reinvestment of dividends and distributions [ 3,561,336 and 2,634,357 shares, respectively ]	56,086,821	34,933,103
Capital shares repurchased [ (8,990,910) and (7,673,662) shares , respectively]	(137,779,108)	(114,849,685)

Total Class IB transactions	(68,613,358)	(59,442,678)

Class K
Capital shares sold [ 84,132 and 1,071,084 shares, respectively ]	1,301,218	15,302,820
Capital shares issued in reinvestment of dividends and distributions [ 1,475,019 and 1,236,973 shares, respectively ]	23,344,099	16,607,212
Capital shares repurchased [ (6,586,097) and (3,404,025) shares , respectively]	(102,423,859)	(51,070,281)

Total Class K transactions	(77,778,542)	(19,160,249)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(147,274,907)	(79,834,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,608,205	(581,486,875)
NET ASSETS:
Beginning of year	1,601,119,722	2,182,606,597

End of year	$1,693,727,927	$1,601,119,722

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021		2020	2019
Net asset value, beginning of year	$13.96	$18.26	$19.28		$17.94	$14.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.13	0.08	(aa)	0.10	0.22
Net realized and unrealized gain (loss)	2.79	(3.98)	2.90		2.40	3.53

Total from investment operations	2.97	(3.85)	2.98		2.50	3.75

Less distributions:
Dividends from net investment income	(0.14)	(0.05)	(0.19)		(0.11)	(0.23)
Distributions from net realized gains	(0.66)	(0.40)	(3.81)		(1.05)	(0.50)

Total dividends and distributions	(0.80)	(0.45)	(4.00)		(1.16)	(0.73)

Net asset value, end of year	$16.13	$13.96	$18.26		$19.28	$17.94

Total return	21.36%	(20.95)%	15.86%		14.31%	25.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$38,849	$34,466	$46,381		$42,681	$39,856
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.14	%(g)	1.10%	1.10%
Before waivers (f)	1.17%	1.16%	1.18	%(g)	1.16%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.17%	0.85%	0.38	%(bb)	0.56%	1.31%
Before waivers (f)	1.10%	0.79%	0.35	%(bb)	0.51%	1.25%
Portfolio turnover rate^	12%	13%	11%		15%	10%

	Year Ended December 31,
Class IB	2023	2022	2021		2020	2019
Net asset value, beginning of year	$13.91	$18.20	$19.22		$17.90	$14.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.13	0.08	(aa)	0.10	0.22
Net realized and unrealized gain (loss)	2.78	(3.97)	2.90		2.38	3.53

Total from investment operations	2.96	(3.84)	2.98		2.48	3.75

Less distributions:
Dividends from net investment income	(0.14)	(0.05)	(0.19)		(0.11)	(0.23)
Distributions from net realized gains	(0.66)	(0.40)	(3.81)		(1.05)	(0.50)

Total dividends and distributions	(0.80)	(0.45)	(4.00)		(1.16)	(0.73)

Net asset value, end of year	$16.07	$13.91	$18.20		$19.22	$17.90

Total return	21.37%	(20.96)%	15.91%		14.22%	25.31%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,181,788	$1,086,961	$1,488,733		$1,418,328	$1,382,004
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.14	%(g)	1.10%	1.10%
Before waivers (f)	1.17%	1.16%	1.18	%(g)	1.16%	1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.17%	0.85%	0.38	%(bb)	0.57%	1.31%
Before waivers (f)	1.10%	0.79%	0.35	%(bb)	0.51%	1.25%
Portfolio turnover rate^	12%	13%	11%		15%	10%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021		2020	2019
Net asset value, beginning of year	$13.97	$18.28	$19.29		$17.94	$14.92

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	0.17	0.13	(aa)	0.14	0.26
Net realized and unrealized gain (loss)	2.80	(3.99)	2.91		2.42	3.54

Total from investment operations	3.02	(3.82)	3.04		2.56	3.80

Less distributions:
Dividends from net investment income	(0.18)	(0.09)	(0.24)		(0.16)	(0.28)
Distributions from net realized gains	(0.66)	(0.40)	(3.81)		(1.05)	(0.50)

Total dividends and distributions	(0.84)	(0.49)	(4.05)		(1.21)	(0.78)

Net asset value, end of year	$16.15	$13.97	$18.28		$19.29	$17.94

Total return	21.70%	(20.78)%	16.17%		14.61%	25.53%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$473,091	$479,692	$647,493		$631,107	$672,566
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.89	%(g)	0.85%	0.85%
Before waivers (f)	0.92%	0.91%	0.93	%(g)	0.91%	0.91%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.43%	1.10%	0.63	%(bb)	0.83%	1.56%
Before waivers (f)	1.36%	1.04%	0.60	%(bb)	0.78%	1.50%
Portfolio turnover rate^	12%	13%	11%		15%	10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06, $0.06 and $0.11 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.10% lower.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Goldman Sachs Asset Management, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	Since Incept.
Portfolio – Class IB Shares*	17.62%	6.17%
EQ/Goldman Sachs Growth Allocation Index	19.52	9.62
S&P 500® Index	26.29	14.16
Bloomberg U.S. Credit Corporate 5-10 Year Index	8.84	2.53

* Date of inception 2/1/19. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 17.62% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Goldman Sachs Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Credit Corporate 5-10 Year Index, which returned 19.52%, 26.29% and 8.84%, respectively.

Portfolio Highlights

The Portfolio implements a strategic, long term asset allocation that resets on a monthly basis. The strategy employs a methodology that attempts to manage Portfolio risk during periods of heightened volatility by moving certain equity exposures to cash. As equity market volatility remained within threshold, the Portfolio was at its strategic allocation.

What helped performance during the year:

•	An allocation to Japanese equities benefitted the Portfolio on a relative basis to the benchmark.

•	Over the year period, U.S. interest rates fluctuated with the changing market expectations regarding interest rate trajectory, but ended the year relatively flat.

What hurt performance during the year:

•	A small-cap bias within the equity allocation drove the Portfolio’s underperformance versus the benchmark, as small-caps underperformed large-caps during the year.

•	An allocation to UK equities also detracted on a relative basis.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	7.37
Weighted Average Coupon (%)	4.63
Weighted Average Modified Duration (Years)*	5.96
Weighted Average Rating**	AA3

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
Exchange Traded Funds	61.6%
Investment Companies	38.0
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (Unaudited)

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,060.30	$5.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.88	5.38

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.06%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (31.7%)
iShares Core S&P 500 ETF	33,000	$15,761,790
SPDR S&P 500 ETF Trust	202,752	96,370,053
Vanguard S&P 500 ETF	36,600	15,986,880

Total Equity		128,118,723

Fixed Income (29.9%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	1,488,000	120,944,640

Total Exchange Traded Funds (61.6%) (Cost $225,437,984)		249,063,363

SHORT-TERM INVESTMENTS:
Investment Companies (38.0%)
Goldman Sachs Financial Square Funds - Government Fund 5.24% (7 day yield) ‡	30,649,498	30,649,498
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.24% (7 day yield) ‡	26,794,345	26,794,345
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.24% (7 day yield) ‡	28,721,259	28,721,259
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	6,243,750	6,243,750
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	61,298,499	61,347,538

Total Investment Companies		153,756,390

Total Short-Term Investments (38.0%) (Cost $153,730,306)		153,756,390

Total Investments in Securities (99.6%) (Cost $379,168,290)		402,819,753
Other Assets Less Liabilities (0.4%)		1,465,175

Net Assets (100%)		$404,284,928

‡   All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(x) All or a portion of security is on loan at December 31, 2023.

(xx) At December 31, 2023, the Portfolio had loaned securities with a total value of $6,096,000. This was collateralized by cash of $6,243,750 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds - Government Fund 5.24% (7 day yield)	30,649,498	17,663,755	12,985,743	—	—	—	30,649,498	1,075,270	—
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.24% (7 day yield)	26,794,345	17,658,173	11,050,947	(1,914,775)	—	—	26,794,345	1,066,540	66
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.24% (7 day yield)	28,721,259	17,656,899	11,064,360	—	—	—	28,721,259	1,074,348	—

Total		52,978,827	35,101,050	(1,914,775)	—	—	86,165,102	3,216,158	66

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	700	3/2024	EUR	35,106,714	(210,622)
FTSE 100 Index	240	3/2024	GBP	23,728,375	540,098
Russell 2000 E-Mini Index	233	3/2024	USD	23,855,705	1,690,117
S&P 500 E-Mini Index	42	3/2024	USD	10,122,000	222,706
S&P Midcap 400 E-Mini Index	125	3/2024	USD	35,118,750	1,865,750
TOPIX Index	138	3/2024	JPY	23,156,596	262,959

					4,371,008

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$249,063,363	$—	$—	$249,063,363
Futures	4,581,630	—	—	4,581,630
Short-Term Investments
Investment Companies	153,756,390	—	—	153,756,390

Total Assets	$407,401,383	$—	$—	$407,401,383

Liabilities:
Futures	$(210,622)	$—	$—	$(210,622)

Total Liabilities	$(210,622)	$—	$—	$(210,622)

Total	$407,190,761	$—	$—	$407,190,761

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$4,581,630	*

Total		$4,581,630

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	(210,622	)*

Total		$(210,622)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$9,932,578	$9,932,578

Total	$9,932,578	$9,932,578

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,848,763	$6,848,763

Total	$6,848,763	$6,848,763

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$118,266,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$80,601,039
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,474,368

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,759,152
Aggregate gross unrealized depreciation	(7,205,386)

Net unrealized appreciation	$23,553,766

Federal income tax cost of investments in securities and derivative instruments, if applicable	$383,636,995

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $86,165,102)	$86,165,102
Unaffiliated Issuers (Cost $293,003,188)	316,654,651
Cash	500,005
Foreign cash (Cost $1,068)	1,011
Due from broker for futures variation margin	8,575,004
Dividends, interest and other receivables	1,014,765
Receivable for Portfolio shares sold	670,759
Securities lending income receivable	1,976
Other assets	7,340

Total assets	413,590,613

LIABILITIES
Payable for return of collateral on securities loaned	6,243,750
Payable for securities purchased	2,631,639
Investment management fees payable	208,186
Distribution fees payable – Class IB	82,595
Payable for Portfolio shares repurchased	50,433
Administrative fees payable	42,968
Accrued expenses	46,114

Total liabilities	9,305,685

Commitments and contingent liabilities^
NET ASSETS	$404,284,928

Net assets were comprised of:
Paid in capital	$387,065,162
Total distributable earnings (loss)	17,219,766

Net assets	$404,284,928

Class IB
Net asset value, offering and redemption price per share, $404,284,928 / 35,508,353 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.39

(x)	Includes value of securities on loan of $6,096,000.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($3,216,158 of dividend income received from affiliates)	$10,884,797
Interest	213,045
Securities lending (net)	74,848

Total income	11,172,690

EXPENSES
Investment management fees	2,488,788
Distribution fees – Class IB	777,744
Administrative fees	397,875
Professional fees	66,551
Printing and mailing expenses	30,882
Custodian fees	11,800
Trustees’ fees	10,310
Miscellaneous	17,367

Gross expenses	3,801,317
Less: Waiver from investment manager	(506,620)

Net expenses	3,294,697

NET INVESTMENT INCOME (LOSS)	7,877,993

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,160)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	66
Futures contracts	9,932,578
Foreign currency transactions	(150,806)

Net realized gain (loss)	9,779,678

Change in unrealized appreciation (depreciation) on:
Investments in securities	26,890,582
Futures contracts	6,848,763
Foreign currency translations	146,339

Net change in unrealized appreciation (depreciation)	33,885,684

NET REALIZED AND UNREALIZED GAIN (LOSS)	43,665,362

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$51,543,355

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$7,877,993	$2,161,199
Net realized gain (loss)	9,779,678	(8,195,757)
Net change in unrealized appreciation (depreciation)	33,885,684	(31,061,070)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	51,543,355	(37,095,628)

Distributions to shareholders:
Class IB	(7,758,678)	(2,788,360)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 10,749,308 and 6,296,029 shares, respectively ]	115,799,043	65,443,222
Capital shares issued in reinvestment of dividends and distributions [ 687,895 and 278,119 shares, respectively ]	7,758,678	2,788,360
Capital shares repurchased [ (1,088,810) and (394,327) shares , respectively]	(11,675,970)	(4,004,194)

Total Class IB transactions	111,881,751	64,227,388

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	111,881,751	64,227,388

TOTAL INCREASE (DECREASE) IN NET ASSETS	155,666,428	24,343,400
NET ASSETS:
Beginning of year	248,618,500	224,275,100

End of year	$404,284,928	$248,618,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								February 1, 2019* to December 31, 2019
Class IB	2023		2022		2021		2020
Net asset value, beginning of period	$9.88		$11.82		$11.41		$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27		0.10		—	#	0.05		0.16
Net realized and unrealized gain (loss)	1.47		(1.92)		1.52		0.25		1.40

Total from investment operations	1.74		(1.82)		1.52		0.30		1.56

Less distributions:
Dividends from net investment income	(0.23)		(0.08)		(0.02)		(0.07)		(0.08)
Distributions from net realized gains	—		(0.04)		(1.09)		(0.12)		(0.18)

Total dividends and distributions	(0.23)		(0.12)		(1.11)		(0.19)		(0.26)

Net asset value, end of period	$11.39		$9.88		$11.82		$11.41		$11.30

Total return (b)	17.62%		(15.46)%		13.58%		2.79%		15.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$404,285		$248,619		$224,275		$139,815		$67,229
Ratio of expenses to average net assets:
After waivers (a)(f)	1.06	%(j)	1.11	%(k)	1.13	%(g)(o)	1.10	%(o)	1.09	%(o)
Before waivers (a)(f)	1.22%		1.23%		1.23	%(g)	1.26%		1.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	2.53%		0.95%		0.02%		0.45%		1.55	%(l)
Before waivers (a)(f)(x)	2.37%		0.83%		(0.08)%		0.29%		1.21	%(l)
Portfolio turnover rate^	6%		23%		13%		41%		45	%(z)
*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.01%
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Goldman Sachs Asset Management, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	11.22%	12.97%	10.37%
Russell Midcap® Value Index	12.71	11.16	8.58

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 11.22% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell Midcap® Value Index, which returned 12.71% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Semiconductor company Marvell Technology, Inc. was a top contributor to returns during the period. While having mixed performance in early 2023 due to China weakness, macroeconomic headwinds, and storage weakness as customer digestion of inventory took place, most of Marvel Technology’s outperformance was attributed to the second quarter of 2023.

•

Building materials company Martin Marietta Materials, Inc. was also a top contributor to returns. Throughout the year, the company drove earnings growth by implementing strong pricing in an improving cost environment, while experiencing a growing backlog of projects across its geographies.

•	From a sector standpoint, stock selection in the Materials and Health Care sectors contributed to returns. The top performing absolute sectors were Industrials and Materials.

What hurt performance during the year:

•

Utility and power generation company AES Corp. was a top detractor from returns during the year. The stock was mostly weaker in 2023 due to high leverage and financing needs for the company’s renewables development

•

Specialty chemical solutions provider Ashland, Inc. was a top detractor from returns. The company struggled during the year as significant destocking drove outsized earnings headwinds which has taken longer than expected to stabilize.

•	From a sector standpoint, stock selection in the Utilities and Consumer Discretionary sectors detracted from returns. The worst performing absolute sectors were Utilities and Energy.

Portfolio Positioning and Outlook — Goldman Sachs Asset Management L.P.

The three major U.S. indices reversed course in 2023, while recording strong calendar year performances chiefly driven by a momentous rally from some of the largest mega-cap technology names, dubbed the “Magnificent Seven.” U.S. equities surged near the ending stretch of the fourth quarter, as the broader market and economy proved to be resilient — overcoming adversities from a banking crisis uprise that challenged depositors’ faith in regional banks, uncertainty surrounding the delayed effects of the Federal Reserve’s (Fed) monetary tightening regime on the U.S. economy, as well as heightened geopolitical tensions in Europe and the Middle East. Heading into 2024, we continue to be constructive on the U.S. equity market given inflation is steadily approaching the Fed’s 2% target, a recession does not appear imminent, and recent economic data releases have evidenced economic resilience, while the labor market remains healthy. We believe there are several tailwinds to economic growth, including strong real household income growth, a recovery in manufacturing activity, and a heightened willingness of Fed officials to cut rates if disinflation persists. In our view, the Fed will likely take a cautious approach to cutting rates, although the latest Summary of Economic Projections published that the FOMC voting members forecast a median federal funds rate of 4.6% by the end of 2024 — penciling in 75 basis points of rate cuts to their benchmark rate. Throughout the year, market participants will need to adapt to

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (Unaudited)

disruption from constant innovation as governments and companies continue to invest in artificial intelligence research, technology-enabled healthcare, and sustainability trends. We believe each of these themes has and will continue to transform industries long-term, creating growth opportunities, although also a wide dispersion between companies. It is possible that election year uncertainty in 2024 may suppress risk appetite and increase volatility, though historically once uncertainty is resolved, performance is more correlated to fiscal and monetary policy. Ultimately, while the Fed seems to have steered away from a hard landing scenario during the tightening cycle, external shocks or an unexpected pivot to policy easing may rekindle inflation in a way that would require a recession to bring it lower.

Sector Weightings as of December 31, 2023	% of Net Assets
Industrials	18.4%
Financials	17.6
Materials	9.7
Consumer Discretionary	9.6
Real Estate	9.1
Information Technology	8.6
Utilities	7.4
Health Care	7.3
Energy	4.7
Consumer Staples	3.4
Communication Services	2.1
Investment Companies	0.4
Cash and Other	1.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,057.30	$5.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.71	5.55

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.09%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.1%)
Entertainment (1.5%)
Electronic Arts, Inc.	10,649	$1,456,889
Warner Bros Discovery, Inc.*	58,544	666,231

		2,123,120

Interactive Media & Services (0.6%)
Match Group, Inc.*	26,135	953,928

Total Communication Services		3,077,048

Consumer Discretionary (9.6%)
Automobiles (0.7%)
General Motors Co.	26,720	959,782

Broadline Retail (0.7%)
Etsy, Inc.*	12,875	1,043,519

Hotels, Restaurants & Leisure (3.3%)
Royal Caribbean Cruises Ltd.*	14,553	1,884,468
Wyndham Hotels & Resorts, Inc.	14,245	1,145,441
Yum! Brands, Inc.	13,152	1,718,440

		4,748,349

Household Durables (1.6%)
Lennar Corp., Class A	15,661	2,334,115

Specialty Retail (3.3%)
Foot Locker, Inc.	32,816	1,022,219
RH*	2,258	658,162
Ross Stores, Inc.	14,811	2,049,694
Ulta Beauty, Inc.*	2,084	1,021,139

		4,751,214

Total Consumer Discretionary		13,836,979

Consumer Staples (3.4%)
Beverages (0.9%)
Coca-Cola Europacific Partners plc	18,985	1,267,059

Consumer Staples Distribution & Retail (0.7%)
Performance Food Group Co.*	14,940	1,033,101

Food Products (1.8%)
McCormick & Co., Inc. (Non-Voting)	26,304	1,799,720
Utz Brands, Inc.	45,183	733,772

		2,533,492

Total Consumer Staples		4,833,652

Energy (4.7%)
Oil, Gas & Consumable Fuels (4.7%)
Cheniere Energy, Inc.	6,236	1,064,547
Chesapeake Energy Corp. (x)	14,538	1,118,554
Devon Energy Corp.	16,006	725,072
Diamondback Energy, Inc.	8,190	1,270,105
Marathon Oil Corp.	77,549	1,873,584
Phillips 66	5,457	726,545

Total Energy		6,778,407

Financials (17.6%)
Banks (5.1%)
Citizens Financial Group, Inc.	30,512	1,011,167
East West Bancorp, Inc.	29,326	2,110,006
M&T Bank Corp.	16,446	2,254,418
Pinnacle Financial Partners, Inc.	22,137	1,930,789

		7,306,380

Capital Markets (3.7%)
KKR & Co., Inc.	20,205	1,673,984
Nasdaq, Inc.	26,784	1,557,222
Raymond James Financial, Inc.	19,135	2,133,552

		5,364,758

Financial Services (2.6%)
Fidelity National Information Services, Inc.	44,250	2,658,098
Voya Financial, Inc.	14,366	1,048,143

		3,706,241

Insurance (6.2%)
Allstate Corp. (The)	14,685	2,055,606
American Financial Group, Inc.	8,543	1,015,677
Arch Capital Group Ltd.*	17,733	1,317,030
Arthur J Gallagher & Co.	6,874	1,545,825
Globe Life, Inc.	15,065	1,833,712
Unum Group	26,211	1,185,262

		8,953,112

Total Financials		25,330,491

Health Care (7.3%)
Biotechnology (1.4%)
Biogen, Inc.*	5,424	1,403,568
Karuna Therapeutics, Inc.*	2,029	642,199

		2,045,767

Health Care Equipment & Supplies (3.3%)
Cooper Cos., Inc. (The)	5,573	2,109,046
Zimmer Biomet Holdings, Inc.	21,772	2,649,653

		4,758,699

Health Care Providers & Services (1.3%)
Cencora, Inc.	9,109	1,870,806

Life Sciences Tools & Services (1.3%)
Mettler-Toledo International, Inc.*	1,478	1,792,755

Total Health Care		10,468,027

Industrials (18.4%)
Aerospace & Defense (2.1%)
L3Harris Technologies, Inc.	5,069	1,067,633
Woodward, Inc.	14,186	1,931,140

		2,998,773

Building Products (2.0%)
Allegion plc	12,725	1,612,130
Trane Technologies plc	5,477	1,335,841

		2,947,971

Electrical Equipment (2.7%)
AMETEK, Inc.	15,174	2,502,041
Rockwell Automation, Inc.	4,634	1,438,764

		3,940,805

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Ground Transportation (0.9%)
Old Dominion Freight Line, Inc.	1,637	$663,525
Saia, Inc.*	1,458	638,925

		1,302,450

Machinery (7.7%)
Chart Industries, Inc.*	3,032	413,352
Cummins, Inc.	6,863	1,644,169
Fortive Corp.	30,808	2,268,393
IDEX Corp.	5,101	1,107,478
ITT, Inc.	16,974	2,025,338
Stanley Black & Decker, Inc.	22,924	2,248,844
Xylem, Inc.	11,691	1,336,983

		11,044,557

Passenger Airlines (0.8%)
United Airlines Holdings, Inc.*	27,147	1,120,085

Trading Companies & Distributors (2.2%)
Fastenal Co.	10,558	683,842
United Rentals, Inc.	4,201	2,408,937

		3,092,779

Total Industrials		26,447,420

Information Technology (8.6%)
Communications Equipment (0.6%)
Motorola Solutions, Inc.	2,829	885,732

Electronic Equipment, Instruments & Components (1.7%)
Keysight Technologies, Inc.*	7,047	1,121,107
Zebra Technologies Corp., Class A*	4,921	1,345,057

		2,466,164

Semiconductors & Semiconductor Equipment (4.1%)
ARM Holdings plc (ADR) (x)*	16,221	1,218,927
Marvell Technology, Inc.	58,639	3,536,518
MKS Instruments, Inc.	11,731	1,206,768

		5,962,213

Software (2.2%)
ANSYS, Inc.*	3,682	1,336,124
Dynatrace, Inc.*	22,897	1,252,237
Klaviyo, Inc., Class A (x)*	18,755	521,014

		3,109,375

Total Information Technology		12,423,484

Materials (9.7%)
Chemicals (3.7%)
Ashland, Inc.	25,659	2,163,310
Celanese Corp.	9,368	1,455,506
PPG Industries, Inc.	11,414	1,706,964

		5,325,780

Construction Materials (1.9%)
Martin Marietta Materials, Inc.	5,354	2,671,164

Containers & Packaging (2.3%)
Avery Dennison Corp.	4,992	1,009,183
Ball Corp.	39,035	2,245,293

		3,254,476

Metals & Mining (1.8%)
Steel Dynamics, Inc.	22,590	2,667,879

Total Materials		13,919,299

Real Estate (9.1%)
Health Care REITs (1.1%)
Ventas, Inc. (REIT)	30,033	1,496,845

Industrial REITs (1.0%)
Americold Realty Trust, Inc. (REIT)	20,202	611,514
EastGroup Properties, Inc. (REIT)	4,772	875,853

		1,487,367

Office REITs (1.6%)
Alexandria Real Estate Equities, Inc. (REIT)	17,650	2,237,491

Residential REITs (2.5%)
AvalonBay Communities, Inc. (REIT)	10,763	2,015,049
Equity LifeStyle Properties, Inc. (REIT)	9,169	646,781
Invitation Homes, Inc. (REIT)	25,743	878,094

		3,539,924

Retail REITs (0.9%)
Regency Centers Corp. (REIT)	20,167	1,351,189

Specialized REITs (2.0%)
Extra Space Storage, Inc. (REIT)	8,002	1,282,961
VICI Properties, Inc. (REIT), Class A	51,196	1,632,128

		2,915,089

Total Real Estate		13,027,905

Utilities (7.4%)
Electric Utilities (3.2%)
Eversource Energy	31,941	1,971,398
FirstEnergy Corp.	31,537	1,156,146
Xcel Energy, Inc.	25,016	1,548,741

		4,676,285

Independent Power and Renewable Electricity Producers (0.8%)
AES Corp. (The)	59,201	1,139,619

Multi-Utilities (3.4%)
CMS Energy Corp.	28,288	1,642,684
NiSource, Inc.	54,248	1,440,285
WEC Energy Group, Inc.	21,218	1,785,919

		4,868,888

Total Utilities		10,684,792

Total Common Stocks (97.9%) (Cost $121,484,420)		140,827,504

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	55,701	$55,701
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	470,404	470,404

Total Investment Companies		526,105

Total Short-Term Investments (0.4%) (Cost $526,105)		526,105

Total Investments in Securities (98.3%) (Cost $122,010,525)		141,353,609
Other Assets Less Liabilities (1.7%)		2,440,541

Net Assets (100%)		$143,794,150

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $2,511,766. This was collateralized by $2,088,129 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $526,105 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$3,077,048	$—	$—	$3,077,048
Consumer Discretionary	13,836,979	—	—	13,836,979
Consumer Staples	4,833,652	—	—	4,833,652
Energy	6,778,407	—	—	6,778,407
Financials	25,330,491	—	—	25,330,491
Health Care	10,468,027	—	—	10,468,027
Industrials	26,447,420	—	—	26,447,420
Information Technology	12,423,484	—	—	12,423,484
Materials	13,919,299	—	—	13,919,299
Real Estate	13,027,905	—	—	13,027,905
Utilities	10,684,792	—	—	10,684,792
Short-Term Investments
Investment Companies	526,105	—	—	526,105

Total Assets	$141,353,609	$—	$—	$141,353,609

Total Liabilities	$—	$—	$—	$—

Total	$141,353,609	$—	$—	$141,353,609

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$81,873,834
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$85,432,093

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,413,590
Aggregate gross unrealized depreciation	(4,175,346)

Net unrealized appreciation	$19,238,244

Federal income tax cost of investments in securities and derivative instruments, if applicable	$122,115,365

For the year ended December 31, 2023, the Portfolio incurred approximately $760 as brokerage commissions with BTIG LLC, $1,367 as brokerage commissions with Liquidnet Inc. and $1,832 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $122,010,525)	$141,353,609
Cash	2,878,541
Dividends, interest and other receivables	178,658
Receivable for Portfolio shares sold	95,945
Securities lending income receivable	1,215
Other assets	734

Total assets	144,508,702

LIABILITIES
Payable for return of collateral on securities loaned	526,105
Investment management fees payable	76,396
Distribution fees payable – Class IB	29,789
Payable for Portfolio shares repurchased	21,907
Administrative fees payable	11,193
Accrued expenses	49,162

Total liabilities	714,552

Commitments and contingent liabilities^
NET ASSETS	$143,794,150

Net assets were comprised of:
Paid in capital	$125,404,922
Total distributable earnings (loss)	18,389,228

Net assets	$143,794,150

Class IB
Net asset value, offering and redemption price per share, $143,794,150 / 7,015,411 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.50

(x)	Includes value of securities on loan of $2,511,766.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends	$2,410,988
Interest	82,379
Securities lending (net)	5,794

Total income	2,499,161

EXPENSES
Investment management fees	1,034,335
Distribution fees – Class IB	335,822
Administrative fees	125,768
Professional fees	61,010
Printing and mailing expenses	26,006
Custodian fees	20,700
Trustees’ fees	4,838
Miscellaneous	4,684

Gross expenses	1,613,163
Less: Waiver from investment manager	(148,722)

Net expenses	1,464,441

NET INVESTMENT INCOME (LOSS)	1,034,720

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	4,928,367

Net change in unrealized appreciation (depreciation) on investments in securities	8,703,283

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,631,650

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,666,370

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,034,720	$776,810
Net realized gain (loss)	4,928,367	9,430,753
Net change in unrealized appreciation (depreciation)	8,703,283	(26,206,265)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,666,370	(15,998,702)

Distributions to shareholders:
Class IB	(6,179,263)	(15,272,869)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 771,960 and 913,115 shares, respectively ]	15,121,101	20,021,654
Capital shares issued in reinvestment of dividends and distributions [ 302,403 and 767,508 shares, respectively ]	6,179,263	15,272,869
Capital shares repurchased [ (974,163) and (1,039,022) shares , respectively]	(19,160,461)	(22,880,301)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,139,903	12,414,222

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,627,010	(18,857,349)
NET ASSETS:
Beginning of year	133,167,140	152,024,489

End of year	$143,794,150	$133,167,140

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$19.26		$24.23		$20.69		$19.31		$15.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15		0.12		0.05	(1)	0.09		0.13
Net realized and unrealized gain (loss)	2.01		(2.67)		6.18		1.52		4.51

Total from investment operations	2.16		(2.55)		6.23		1.61		4.64

Less distributions:
Dividends from net investment income	(0.15)		(0.13)		(0.06)		(0.09)		(0.14)
Distributions from net realized gains	(0.77)		(2.29)		(2.63)		(0.12)		(0.30)
Return of capital	—		—		—		(0.02)		—

Total dividends and distributions	(0.92)		(2.42)		(2.69)		(0.23)		(0.44)

Net asset value, end of year	$20.50		$19.26		$24.23		$20.69		$19.31

Total return	11.22%		(10.60)%		30.49%		8.46%		30.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$143,794		$133,167		$152,024		$110,727		$105,893
Ratio of expenses to average net assets:
After waivers (f)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)	1.09	%(j)
Before waivers (f)	1.20%		1.18%		1.19%		1.23%		1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.77%		0.57%		0.22	%(aa)	0.49%		0.70%
Before waivers (f)	0.66%		0.48%		0.13	%(aa)	0.36%		0.56%
Portfolio turnover rate^	62%		72%		65%		97%		81%
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amount would be $0.03 for Class IB.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.09% for Class IB.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratio for Class IB would have been 0.09% lower.

See Notes to Financial Statements.

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Goldman Sachs Asset Management L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	13.97%	5.55%	4.07%
EQ/Goldman Sachs Moderate Growth Allocation Index	15.69	8.70	6.39
S&P 500® Index	26.29	15.69	12.08
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.01

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 13.97% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Goldman Sachs Moderate Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 15.69%, 26.29% and 4.30%, respectively.

Portfolio Highlights

What helped performance during the year:

•	An allocation to Japanese equities benefitted the Portfolio on a relative basis to the benchmark.

•	Over the year period, U.S. interest rates fluctuated with the changing market expectations regarding interest rate trajectory, but ended the year relatively flat.

What hurt performance during the year:

•	A small-cap bias within the equity allocation drove the Portfolio’s underperformance versus the benchmark, as small-caps underperformed large-caps during the year.

•	An allocation to UK equities also detracted on a relative basis.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	8.36
Weighted Average Coupon (%)	3.85
Weighted Average Modified Duration (Years)*	7.32
Weighted Average Rating**	AAA

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligation	40.0%
Investment Companies	26.4
Information Technology	8.6
Financials	3.8
Health Care	3.8
Consumer Discretionary	3.2
Industrials	2.6
Communication Services	2.6
Consumer Staples	1.8
Energy	1.2
Real Estate	0.8
Materials	0.7
Utilities	0.7
Cash and Other	3.8

100.0%

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,045.20	$5.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.61	5.65

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.11%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.6%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	39,479	$662,458
Verizon Communications, Inc.	23,213	875,130

		1,537,588

Entertainment (0.4%)
Electronic Arts, Inc.	1,351	184,830
Live Nation Entertainment, Inc.*	783	73,289
Netflix, Inc.*	2,417	1,176,789
Take-Two Interactive Software, Inc.*	873	140,509
Walt Disney Co. (The)*	10,103	912,200
Warner Bros Discovery, Inc.*	12,253	139,439

		2,627,056

Interactive Media & Services (1.7%)
Alphabet, Inc., Class A*	32,676	4,564,510
Alphabet, Inc., Class C*	27,501	3,875,716
Match Group, Inc.*	1,501	54,787
Meta Platforms, Inc., Class A*	12,256	4,338,134

		12,833,147

Media (0.2%)
Charter Communications, Inc., Class A*	555	215,717
Comcast Corp., Class A	22,172	972,242
Fox Corp., Class A	1,365	40,500
Fox Corp., Class B	728	20,129
Interpublic Group of Cos., Inc. (The)	2,115	69,034
News Corp., Class A	2,101	51,580
News Corp., Class B (x)	634	16,306
Omnicom Group, Inc.	1,093	94,555
Paramount Global, Class B (x)	2,664	39,401

		1,519,464

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	2,810	450,527

Total Communication Services		18,967,782

Consumer Discretionary (3.2%)
Automobile Components (0.0%)†
Aptiv plc*	1,562	140,143
BorgWarner, Inc.	1,298	46,533

		186,676

Automobiles (0.6%)
Ford Motor Co.	21,711	264,657
General Motors Co.	7,562	271,627
Tesla, Inc.*	15,271	3,794,538

		4,330,822

Broadline Retail (1.1%)
Amazon.com, Inc.*	50,212	7,629,211
eBay, Inc.	2,866	125,015
Etsy, Inc.*	661	53,574

		7,807,800

Distributors (0.0%)†
Genuine Parts Co.	774	107,199
LKQ Corp.	1,478	70,634
Pool Corp.	214	85,324

		263,157

Hotels, Restaurants & Leisure (0.6%)
Airbnb, Inc., Class A*	2,400	326,736
Booking Holdings, Inc.*	193	684,614
Caesars Entertainment, Inc.*	1,191	55,834
Carnival Corp.*	5,563	103,138
Chipotle Mexican Grill, Inc.*	152	347,618
Darden Restaurants, Inc.	664	109,095
Domino’s Pizza, Inc.	193	79,560
Expedia Group, Inc.*	736	111,717
Hilton Worldwide Holdings, Inc.	1,416	257,839
Las Vegas Sands Corp.	2,038	100,290
Marriott International, Inc., Class A	1,362	307,145
McDonald’s Corp.	4,005	1,187,523
MGM Resorts International*	1,509	67,422
Norwegian Cruise Line Holdings Ltd. (x)*	2,349	47,074
Royal Caribbean Cruises Ltd.*	1,302	168,596
Starbucks Corp.	6,309	605,727
Wynn Resorts Ltd.	530	48,288
Yum! Brands, Inc.	1,548	202,262

		4,810,478

Household Durables (0.1%)
DR Horton, Inc.	1,664	252,895
Garmin Ltd.	845	108,616
Lennar Corp., Class A	1,381	205,824
Mohawk Industries, Inc.*	292	30,222
NVR, Inc.*	18	126,008
PulteGroup, Inc.	1,190	122,832
Whirlpool Corp.	303	36,897

		883,294

Leisure Products (0.0%)†
Hasbro, Inc.	720	36,763

Specialty Retail (0.6%)
AutoZone, Inc.*	97	250,804
Bath & Body Works, Inc.	1,255	54,166
Best Buy Co., Inc.	1,069	83,682
CarMax, Inc.*	876	67,224
Home Depot, Inc. (The)	5,522	1,913,649
Lowe’s Cos., Inc.	3,187	709,267
O’Reilly Automotive, Inc.*	327	310,676
Ross Stores, Inc.	1,870	258,789
TJX Cos., Inc. (The)	6,317	592,598
Tractor Supply Co.	597	128,373
Ulta Beauty, Inc.*	272	133,277

		4,502,505

Textiles, Apparel & Luxury Goods (0.2%)
Lululemon Athletica, Inc.*	636	325,180
NIKE, Inc., Class B	6,758	733,716
Ralph Lauren Corp.	219	31,580
Tapestry, Inc.	1,265	46,565
VF Corp.	1,825	34,310

		1,171,351

Total Consumer Discretionary		23,992,846

Consumer Staples (1.8%)
Beverages (0.4%)
Brown-Forman Corp., Class B	1,010	57,671
Coca-Cola Co. (The)	21,484	1,266,052

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Constellation Brands, Inc., Class A	892	$215,641
Keurig Dr Pepper, Inc.	5,559	185,226
Molson Coors Beverage Co., Class B	1,022	62,557
Monster Beverage Corp.*	4,079	234,991
PepsiCo, Inc.	7,591	1,289,256

		3,311,394

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.	2,445	1,613,896
Dollar General Corp.	1,212	164,771
Dollar Tree, Inc.*	1,154	163,926
Kroger Co. (The)	3,654	167,024
Sysco Corp.	2,784	203,594
Target Corp.	2,549	363,029
Walgreens Boots Alliance, Inc.	3,959	103,369
Walmart, Inc.	7,877	1,241,809

		4,021,418

Food Products (0.3%)
Archer-Daniels-Midland Co.	2,945	212,688
Bunge Global SA	802	80,962
Campbell Soup Co.	1,085	46,905
Conagra Brands, Inc.	2,639	75,634
General Mills, Inc.	3,210	209,099
Hershey Co. (The)	828	154,372
Hormel Foods Corp.	1,599	51,344
J M Smucker Co. (The)	586	74,059
Kellanova	1,456	81,405
Kraft Heinz Co. (The)	4,402	162,786
Lamb Weston Holdings, Inc.	800	86,472
McCormick & Co., Inc. (Non-Voting)	1,387	94,898
Mondelez International, Inc., Class A	7,512	544,094
Tyson Foods, Inc., Class A	1,575	84,656

		1,959,374

Household Products (0.4%)
Church & Dwight Co., Inc.	1,360	128,601
Clorox Co. (The)	685	97,674
Colgate-Palmolive Co.	4,546	362,362
Kimberly-Clark Corp.	1,866	226,738
Procter & Gamble Co. (The)	13,013	1,906,925

		2,722,300

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	1,283	187,639
Kenvue, Inc.	9,516	204,879

		392,518

Tobacco (0.2%)
Altria Group, Inc.	9,766	393,960
Philip Morris International, Inc.	8,572	806,454

		1,200,414

Total Consumer Staples		13,607,418

Energy (1.2%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	5,556	189,904
Halliburton Co.	4,942	178,653
Schlumberger NV	7,887	410,440

		778,997

Oil, Gas & Consumable Fuels (1.1%)
APA Corp.	1,694	60,781
Chevron Corp.	9,694	1,445,957
ConocoPhillips	6,556	760,955
Coterra Energy, Inc.	4,153	105,984
Devon Energy Corp.	3,538	160,271
Diamondback Energy, Inc.	988	153,219
EOG Resources, Inc.	3,220	389,459
EQT Corp.	2,271	87,797
Exxon Mobil Corp.	22,117	2,211,258
Hess Corp.	1,526	219,988
Kinder Morgan, Inc.	10,678	188,360
Marathon Oil Corp.	3,231	78,061
Marathon Petroleum Corp.	2,096	310,962
Occidental Petroleum Corp.	3,646	217,703
ONEOK, Inc.	3,217	225,898
Phillips 66	2,429	323,397
Pioneer Natural Resources Co.	1,288	289,645
Targa Resources Corp.	1,231	106,937
Valero Energy Corp.	1,880	244,400
Williams Cos., Inc. (The)	6,717	233,953

		7,814,985

Total Energy		8,593,982

Financials (3.8%)
Banks (1.0%)
Bank of America Corp.	38,015	1,279,965
Citigroup, Inc.	10,567	543,567
Citizens Financial Group, Inc.	2,574	85,302
Comerica, Inc.	728	40,630
Fifth Third Bancorp	3,760	129,682
Huntington Bancshares, Inc.	7,996	101,709
JPMorgan Chase & Co.	15,963	2,715,306
KeyCorp	5,170	74,448
M&T Bank Corp.	916	125,565
PNC Financial Services Group, Inc. (The)	2,199	340,515
Regions Financial Corp.	5,135	99,516
Truist Financial Corp.	7,364	271,879
US Bancorp	8,597	372,078
Wells Fargo & Co.	20,052	986,960
Zions Bancorp NA	818	35,886

		7,203,008

Capital Markets (0.8%)
Ameriprise Financial, Inc.	559	212,325
Bank of New York Mellon Corp. (The)	4,246	221,004
BlackRock, Inc.	772	626,710
Blackstone, Inc.	3,923	513,599
Cboe Global Markets, Inc.	583	104,100
Charles Schwab Corp. (The)	8,217	565,330
CME Group, Inc.	1,988	418,673
FactSet Research Systems, Inc.	210	100,181
Franklin Resources, Inc.	1,557	46,383
Intercontinental Exchange, Inc.	3,160	405,839
Invesco Ltd.	2,482	44,279
MarketAxess Holdings, Inc.	209	61,206
Moody’s Corp.	869	339,397
Morgan Stanley	6,978	650,698
MSCI, Inc.	437	247,189

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Nasdaq, Inc.	1,880	$109,303
Northern Trust Corp.	1,143	96,446
Raymond James Financial, Inc.	1,038	115,737
S&P Global, Inc.	1,789	788,090
State Street Corp.	1,704	131,992
T. Rowe Price Group, Inc.	1,234	132,889

		5,931,370

Consumer Finance (0.2%)
American Express Co.	3,179	595,554
Capital One Financial Corp.	2,103	275,745
Discover Financial Services	1,381	155,225
Synchrony Financial	2,285	87,264

		1,113,788

Financial Services (1.2%)
Berkshire Hathaway, Inc., Class B*	10,046	3,583,006
Fidelity National Information Services, Inc.	3,269	196,369
Fiserv, Inc.*	3,314	440,232
FleetCor Technologies, Inc.*	399	112,761
Global Payments, Inc.	1,438	182,626
Jack Henry & Associates, Inc.	402	65,691
Mastercard, Inc., Class A	4,572	1,950,004
PayPal Holdings, Inc.*	5,953	365,574
Visa, Inc., Class A	8,801	2,291,340

		9,187,603

Insurance (0.6%)
Aflac, Inc.	2,936	242,220
Allstate Corp. (The)	1,445	202,271
American International Group, Inc.	3,876	262,599
Aon plc, Class A	1,105	321,577
Arch Capital Group Ltd.*	2,060	152,996
Arthur J Gallagher & Co.	1,192	268,057
Assurant, Inc.	290	48,862
Brown & Brown, Inc.	1,304	92,728
Chubb Ltd.	2,253	509,178
Cincinnati Financial Corp.	866	89,596
Everest Group Ltd.	240	84,859
Globe Life, Inc.	473	57,574
Hartford Financial Services Group, Inc. (The)	1,661	133,511
Loews Corp.	1,011	70,356
Marsh & McLennan Cos., Inc.	2,722	515,737
MetLife, Inc.	3,433	227,024
Principal Financial Group, Inc.	1,211	95,269
Progressive Corp. (The)	3,230	514,475
Prudential Financial, Inc.	1,993	206,694
Travelers Cos., Inc. (The)	1,261	240,208
W R Berkley Corp.	1,125	79,560
Willis Towers Watson plc	570	137,484

		4,552,835

Total Financials		27,988,604

Health Care (3.8%)
Biotechnology (0.6%)
AbbVie, Inc.	9,748	1,510,648
Amgen, Inc.	2,955	851,099
Biogen, Inc.*	800	207,016
Gilead Sciences, Inc.	6,880	557,349
Incyte Corp.*	1,027	64,485
Moderna, Inc.*	1,832	182,192
Regeneron Pharmaceuticals, Inc.*	592	519,948
Vertex Pharmaceuticals, Inc.*	1,423	579,004

		4,471,741

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	9,582	1,054,691
Align Technology, Inc.*	393	107,682
Baxter International, Inc.	2,801	108,287
Becton Dickinson & Co.	1,602	390,616
Boston Scientific Corp.*	8,085	467,394
Cooper Cos., Inc. (The)	273	103,314
Dentsply Sirona, Inc.	1,170	41,640
Dexcom, Inc.*	2,133	264,684
Edwards Lifesciences Corp.*	3,349	255,361
GE HealthCare Technologies, Inc.	2,162	167,166
Hologic, Inc.*	1,352	96,600
IDEXX Laboratories, Inc.*	459	254,768
Insulet Corp.*	386	83,754
Intuitive Surgical, Inc.*	1,944	655,828
Medtronic plc	7,347	605,246
ResMed, Inc.	812	139,680
STERIS plc	546	120,038
Stryker Corp.	1,867	559,092
Teleflex, Inc.	259	64,579
Zimmer Biomet Holdings, Inc.	1,154	140,442

		5,680,862

Health Care Providers & Services (0.9%)
Cardinal Health, Inc.	1,361	137,189
Cencora, Inc.	920	188,950
Centene Corp.*	2,950	218,920
Cigna Group (The)	1,616	483,911
CVS Health Corp.	7,092	559,984
DaVita, Inc.*	297	31,114
Elevance Health, Inc.	1,297	611,613
HCA Healthcare, Inc.	1,094	296,124
Henry Schein, Inc.*	721	54,587
Humana, Inc.	680	311,311
Laboratory Corp. of America Holdings	469	106,599
McKesson Corp.	735	340,290
Molina Healthcare, Inc.*	322	116,342
Quest Diagnostics, Inc.	621	85,623
UnitedHealth Group, Inc.	5,107	2,688,682
Universal Health Services, Inc., Class B	337	51,372

		6,282,611

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	1,616	224,672
Bio-Rad Laboratories, Inc., Class A*	116	37,455
Bio-Techne Corp.	873	67,361
Charles River Laboratories International, Inc.*	283	66,901
Danaher Corp.	3,631	839,996
Illumina, Inc.*	877	122,114
IQVIA Holdings, Inc.*	1,011	233,925
Mettler-Toledo International, Inc.*	120	145,555
Revvity, Inc.	681	74,440
Thermo Fisher Scientific, Inc.	2,133	1,132,175

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Waters Corp.*	326	$107,329
West Pharmaceutical Services, Inc.	409	144,017

		3,195,940

Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co.	11,235	576,468
Catalent, Inc.*	995	44,705
Eli Lilly and Co.	4,403	2,566,597
Johnson & Johnson	13,292	2,083,388
Merck & Co., Inc.	13,992	1,525,408
Pfizer, Inc.	31,177	897,586
Viatris, Inc.	6,624	71,738
Zoetis, Inc.	2,535	500,333

		8,266,223

Total Health Care		27,897,377

Industrials (2.6%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	389	100,490
Boeing Co. (The)*	3,140	818,472
General Dynamics Corp.	1,251	324,847
Howmet Aerospace, Inc.	2,160	116,899
Huntington Ingalls Industries, Inc.	219	56,861
L3Harris Technologies, Inc.	1,047	220,519
Lockheed Martin Corp.	1,219	552,500
Northrop Grumman Corp.	783	366,554
RTX Corp.	7,939	667,988
Textron, Inc.	1,082	87,015
TransDigm Group, Inc.	305	308,538

		3,620,683

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	644	55,635
Expeditors International of Washington, Inc.	803	102,142
FedEx Corp.	1,277	323,043
United Parcel Service, Inc., Class B	3,993	627,819

		1,108,639

Building Products (0.1%)
A.O. Smith Corp.	678	55,894
Allegion plc	485	61,445
Builders FirstSource, Inc.*	681	113,686
Carrier Global Corp.	4,633	266,166
Johnson Controls International plc	3,756	216,496
Masco Corp.	1,240	83,055
Trane Technologies plc	1,261	307,558

		1,104,300

Commercial Services & Supplies (0.2%)
Cintas Corp.	478	288,071
Copart, Inc.*	4,824	236,376
Republic Services, Inc.	1,129	186,183
Rollins, Inc.	1,550	67,689
Veralto Corp.	1,210	99,535
Waste Management, Inc.	2,024	362,498

		1,240,352

Construction & Engineering (0.0%)†
Quanta Services, Inc.	802	173,072

Electrical Equipment (0.2%)
AMETEK, Inc.	1,274	210,070
Eaton Corp. plc	2,205	531,008
Emerson Electric Co.	3,148	306,395
Generac Holdings, Inc.*	339	43,812
Hubbell, Inc., Class B	296	97,363
Rockwell Automation, Inc.	633	196,534

		1,385,182

Ground Transportation (0.3%)
CSX Corp.	10,911	378,284
JB Hunt Transport Services, Inc.	450	89,883
Norfolk Southern Corp.	1,249	295,239
Old Dominion Freight Line, Inc.	494	200,233
Uber Technologies, Inc.*	11,362	699,558
Union Pacific Corp.	3,366	826,757

		2,489,954

Industrial Conglomerates (0.3%)
3M Co.	3,050	333,426
General Electric Co.	6,010	767,056
Honeywell International, Inc.	3,640	763,345

		1,863,827

Machinery (0.5%)
Caterpillar, Inc.	2,817	832,903
Cummins, Inc.	783	187,583
Deere & Co.	1,479	591,408
Dover Corp.	772	118,741
Fortive Corp.	1,940	142,842
IDEX Corp.	418	90,752
Illinois Tool Works, Inc.	1,512	396,053
Ingersoll Rand, Inc.	2,235	172,855
Nordson Corp.	299	78,984
Otis Worldwide Corp.	2,260	202,202
PACCAR, Inc.*	2,888	282,013
Parker-Hannifin Corp.	709	326,636
Pentair plc	913	66,384
Snap-on, Inc.	291	84,053
Stanley Black & Decker, Inc.	847	83,091
Westinghouse Air Brake Technologies Corp.	989	125,504
Xylem, Inc.	1,331	152,213

		3,934,217

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	3,609	49,588
Delta Air Lines, Inc.	3,553	142,937
Southwest Airlines Co.	3,291	95,044
United Airlines Holdings, Inc.*	1,811	74,722

		362,291

Professional Services (0.2%)
Automatic Data Processing, Inc.	2,271	529,075
Broadridge Financial Solutions, Inc.	650	133,738
Ceridian HCM Holding, Inc.*	861	57,790
Equifax, Inc.	680	168,157
Jacobs Solutions, Inc.	695	90,211
Leidos Holdings, Inc.	759	82,154
Paychex, Inc.	1,775	211,420
Paycom Software, Inc.	271	56,021
Robert Half, Inc.	585	51,433

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Verisk Analytics, Inc.	801	$191,327

		1,571,326

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,155	204,349
United Rentals, Inc.	374	214,459
WW Grainger, Inc.	244	202,201

		621,009

Total Industrials		19,474,852

Information Technology (8.6%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	1,391	327,594
Cisco Systems, Inc.	22,365	1,129,880
F5, Inc.*	330	59,063
Juniper Networks, Inc.	1,761	51,914
Motorola Solutions, Inc.	916	286,791

		1,855,242

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	3,304	327,525
CDW Corp.	740	168,217
Corning, Inc.	4,240	129,108
Jabil, Inc.	706	89,944
Keysight Technologies, Inc.*	980	155,908
TE Connectivity Ltd.	1,716	241,098
Teledyne Technologies, Inc.*	261	116,482
Trimble, Inc.*	1,374	73,097
Zebra Technologies Corp., Class A*	284	77,626

		1,379,005

IT Services (0.4%)
Accenture plc, Class A	3,465	1,215,903
Akamai Technologies, Inc.*	833	98,586
Cognizant Technology Solutions Corp., Class A	2,769	209,143
EPAM Systems, Inc.*	319	94,852
Gartner, Inc.*	430	193,977
International Business Machines Corp.	5,042	824,619
VeriSign, Inc.*	490	100,920

		2,738,000

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	8,921	1,315,045
Analog Devices, Inc.	2,751	546,238
Applied Materials, Inc.	4,619	748,601
Broadcom, Inc.	2,424	2,705,790
Enphase Energy, Inc.*	754	99,634
First Solar, Inc.*	590	101,645
Intel Corp.	23,279	1,169,770
KLA Corp.	751	436,556
Lam Research Corp.	728	570,213
Microchip Technology, Inc.	2,987	269,368
Micron Technology, Inc.	6,063	517,416
Monolithic Power Systems, Inc.	265	167,157
NVIDIA Corp.	13,638	6,753,810
NXP Semiconductors NV	1,423	326,835
ON Semiconductor Corp.*	2,378	198,634
Qorvo, Inc.*	537	60,472
QUALCOMM, Inc.	6,145	888,751
Skyworks Solutions, Inc.	880	98,930
Teradyne, Inc.	844	91,591
Texas Instruments, Inc.	5,015	854,857

		17,921,313

Software (3.2%)
Adobe, Inc.*	2,514	1,499,852
ANSYS, Inc.*	479	173,820
Autodesk, Inc.*	1,180	287,306
Cadence Design Systems, Inc.*	1,502	409,100
Fair Isaac Corp.*	136	158,305
Fortinet, Inc.*	3,519	205,967
Gen Digital, Inc.	3,113	71,039
Intuit, Inc.	1,547	966,922
Microsoft Corp.	41,037	15,431,554
Oracle Corp.	8,773	924,937
Palo Alto Networks, Inc.*	1,716	506,014
PTC, Inc.*	656	114,774
Roper Technologies, Inc.	590	321,650
Salesforce, Inc.*	5,372	1,413,588
ServiceNow, Inc.*	1,132	799,747
Synopsys, Inc.*	840	432,524
Tyler Technologies, Inc.*	232	97,004

		23,814,103

Technology Hardware, Storage & Peripherals (2.2%)
Apple, Inc.	80,722	15,541,407
Hewlett Packard Enterprise Co.	7,083	120,269
HP, Inc.	4,802	144,492
NetApp, Inc.	1,153	101,649
Seagate Technology Holdings plc	1,074	91,687
Western Digital Corp.*	1,790	93,742

		16,093,246

Total Information Technology		63,800,909

Materials (0.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.	1,227	335,953
Albemarle Corp.	648	93,623
Celanese Corp.	553	85,920
CF Industries Holdings, Inc.	1,055	83,872
Corteva, Inc.	3,891	186,457
Dow, Inc.	3,873	212,395
DuPont de Nemours, Inc.	2,374	182,632
Eastman Chemical Co.	655	58,832
Ecolab, Inc.	1,401	277,888
FMC Corp.	689	43,441
International Flavors & Fragrances, Inc.	1,410	114,168
Linde plc	2,677	1,099,471
LyondellBasell Industries NV, Class A	1,415	134,538
Mosaic Co. (The)	1,805	64,493
PPG Industries, Inc.	1,302	194,714
Sherwin-Williams Co. (The)	1,300	405,470

		3,573,867

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	341	170,128
Vulcan Materials Co.	734	166,626

		336,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	7,980	$76,927
Avery Dennison Corp.	445	89,961
Ball Corp.	1,741	100,142
International Paper Co.	1,911	69,083
Packaging Corp. of America	495	80,641
Westrock Co.	1,416	58,792

		475,546

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	7,918	337,069
Newmont Corp.	6,363	263,365
Nucor Corp.	1,357	236,172
Steel Dynamics, Inc.	840	99,204

		935,810

Total Materials		5,321,977

Real Estate (0.8%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	3,021	59,816
Ventas, Inc. (REIT)	2,222	110,744
Welltower, Inc. (REIT)	3,056	275,560

		446,120

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	3,895	75,835

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	5,102	680,096

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	864	109,529
Boston Properties, Inc. (REIT)	797	55,926

		165,455

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	1,683	156,671
CoStar Group, Inc.*	2,255	197,064

		353,735

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	784	146,781
Camden Property Trust (REIT)	590	58,581
Equity Residential (REIT)	1,908	116,693
Essex Property Trust, Inc. (REIT)	354	87,771
Invitation Homes, Inc. (REIT)	3,176	108,333
Mid-America Apartment Communities, Inc. (REIT)	644	86,592
UDR, Inc. (REIT)	1,671	63,983

		668,734

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	406	41,838
Kimco Realty Corp. (REIT)	3,423	72,944
Realty Income Corp. (REIT)	3,997	229,508
Regency Centers Corp. (REIT)	907	60,769
Simon Property Group, Inc. (REIT)	1,801	256,895

		661,954

Specialized REITs (0.3%)
American Tower Corp. (REIT)	2,574	555,675
Crown Castle, Inc. (REIT)	2,396	275,995
Digital Realty Trust, Inc. (REIT)	1,672	225,018
Equinix, Inc. (REIT)	518	417,192
Extra Space Storage, Inc. (REIT)	1,167	187,105
Iron Mountain, Inc. (REIT)	1,612	112,808
Public Storage (REIT)	874	266,570
SBA Communications Corp. (REIT)	596	151,199
VICI Properties, Inc. (REIT), Class A	5,712	182,099
Weyerhaeuser Co. (REIT)	4,031	140,158

		2,513,819

Total Real Estate		5,565,748

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	1,409	72,282
American Electric Power Co., Inc.	2,904	235,863
Constellation Energy Corp.	1,763	206,077
Duke Energy Corp.	4,255	412,905
Edison International	2,116	151,273
Entergy Corp.	1,168	118,190
Evergy, Inc.	1,268	66,189
Eversource Energy	1,929	119,058
Exelon Corp.	5,496	197,306
FirstEnergy Corp.	2,851	104,518
NextEra Energy, Inc.	11,328	688,063
NRG Energy, Inc.	1,247	64,470
Pinnacle West Capital Corp.	626	44,972
PPL Corp.	4,070	110,297
Southern Co. (The)	6,022	422,262
Xcel Energy, Inc.	3,047	188,640

		3,202,365

Gas Utilities (0.0%)†
Atmos Energy Corp.	820	95,038

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	3,697	71,167

Multi-Utilities (0.2%)
Ameren Corp.	1,452	105,038
CenterPoint Energy, Inc.	3,485	99,566
CMS Energy Corp.	1,611	93,551
Consolidated Edison, Inc.	1,906	173,389
Dominion Energy, Inc.	4,620	217,140
DTE Energy Co.	1,138	125,476
NiSource, Inc.	2,282	60,587
Public Service Enterprise Group, Inc.	2,751	168,223
Sempra	3,475	259,687
WEC Energy Group, Inc.	1,742	146,624

		1,449,281

Water Utilities (0.0%)†
American Water Works Co., Inc.	1,075	141,890

Total Utilities		4,959,741

Total Common Stocks (29.8%) (Cost $128,006,578)		220,171,236

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (40.0%)
U.S. Treasury Notes 2.875%, 5/15/32	$318,460,000	$295,620,463

Total Long-Term Debt Securities (40.0%) (Cost $287,348,795)		295,620,463

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $280)	274	480

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (26.4%)
Goldman Sachs Financial Square Funds - Government Fund 5.24% (7 day yield) ‡	35,791,076	35,791,076
Goldman Sachs Financial Square Funds - Treasury Obligations Fund 5.24% (7 day yield) ‡	35,061,446	35,061,446
Goldman Sachs Financial Square Funds - Treasury Solutions Fund 5.24% (7 day yield) ‡	34,695,430	34,695,430
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	3,410	3,410
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	89,409,339	89,480,866

Total Investment Companies		195,032,228

Total Short-Term Investments (26.4%) (Cost $194,975,670)		195,032,228

Total Investments in Securities (96.2%) (Cost $610,331,323)		710,824,407
Other Assets Less Liabilities (3.8%)		28,261,525

Net Assets (100%)		$739,085,932

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $55,266. This was collateralized by $54,055 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $3,410 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
SHORT-TERM INVESTMENTS:
Investment Companies
Goldman Sachs Financial Square Funds – Government Fund 5.24% (7 day yield)	35,791,076	32,554,639	5,286,136	(2,049,699)	—	—	35,791,076	1,659,584	—
Goldman Sachs Financial Square Funds – Treasury Obligations Fund 5.24% (7 day yield)	35,061,446	31,891,058	5,178,255	(2,007,867)	—	—	35,061,446	1,621,462	81
Goldman Sachs Financial Square Funds – Treasury Solutions Fund 5.24% (7 day yield)	34,695,430	31,558,068	5,124,315	(1,986,953)	—	—	34,695,430	1,605,189	—

Total		96,003,765	15,588,706	(6,044,519)	—	—	105,547,952	4,886,235	81

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,087	3/2024	EUR	54,515,712	(446,075)
FTSE 100 Index	374	3/2024	GBP	36,976,717	841,713
Russell 2000 E-Mini Index	356	3/2024	USD	36,449,060	2,582,322
S&P Midcap 400 E-Mini Index	196	3/2024	USD	55,066,200	2,925,494
TOPIX Index	216	3/2024	JPY	36,245,107	418,828

					6,322,282

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$18,967,782	$—	$—	$18,967,782
Consumer Discretionary	23,992,846	—	—	23,992,846
Consumer Staples	13,607,418	—	—	13,607,418
Energy	8,593,982	—	—	8,593,982
Financials	27,988,604	—	—	27,988,604
Health Care	27,897,377	—	—	27,897,377
Industrials	19,474,852	—	—	19,474,852
Information Technology	63,800,909	—	—	63,800,909
Materials	5,321,977	—	—	5,321,977
Real Estate	5,565,748	—	—	5,565,748
Utilities	4,959,741	—	—	4,959,741
Futures	6,768,357	—	—	6,768,357
Rights
Health Care	—	480	—	480
Short-Term Investments
Investment Companies	195,032,228	—	—	195,032,228
U.S. Treasury Obligation	—	295,620,463	—	295,620,463

Total Assets	$421,971,821	$295,620,943	$—	$717,592,764

Liabilities:
Futures	$(446,075)	$—	$—	$(446,075)

Total Liabilities	$(446,075)	$—	$—	$(446,075)

Total	$421,525,746	$295,620,943	$—	$717,146,689

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$6,768,357	*

Total		$6,768,357

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	(446,075	)*

Total		$(446,075)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$17,490,901	$17,490,901

Total	$17,490,901	$17,490,901

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$11,537,568	$11,537,568

Total	$11,537,568	$11,537,568

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$207,108,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$7,944,722
Long-term U.S. government debt securities	638,225,713

$646,170,435

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$26,705,394
Long-term U.S. government debt securities	606,815,506

$633,520,900

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,865,209
Aggregate gross unrealized depreciation	(7,621,946)

Net unrealized appreciation	$100,243,263

Federal income tax cost of investments in securities and derivative instruments, if applicable	$616,903,426

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $105,547,952)	$105,547,952
Unaffiliated Issuers (Cost $504,783,371)	605,276,455
Cash	16,092,705
Foreign cash (Cost $30,465)	29,983
Due from broker for futures variation margin	12,689,134
Dividends, interest and other receivables	2,240,652
Receivable for Portfolio shares sold	205,306
Securities lending income receivable	69
Other assets	7,028

Total assets	742,089,284

LIABILITIES
Payable for securities purchased	2,002,987
Investment management fees payable	423,756
Payable for Portfolio shares repurchased	285,907
Distribution fees payable – Class IB	153,641
Administrative fees payable	79,928
Payable for return of collateral on securities loaned	3,410
Accrued expenses	53,723

Total liabilities	3,003,352

Commitments and contingent liabilities^
NET ASSETS	$739,085,932

Net assets were comprised of:
Paid in capital	$744,459,321
Total distributable earnings (loss)	(5,373,389)

Net assets	$739,085,932

Class IB
Net asset value, offering and redemption price per share, $739,085,932 / 71,422,480 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.35

(x)	Includes value of securities on loan of $55,266.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($4,886,235 of dividend income received from affiliates) (net of $483 foreign withholding tax)	$12,126,695
Interest	11,776,782
Securities lending (net)	5,692

Total income	23,909,169

EXPENSES
Investment management fees	5,496,997
Distribution fees – Class IB	1,717,808
Administrative fees	878,643
Professional fees	81,586
Printing and mailing expenses	55,114
Custodian fees	43,600
Trustees’ fees	24,382
Miscellaneous	25,326

Gross expenses	8,323,456
Less: Waiver from investment manager	(687,314)

Net expenses	7,636,142

NET INVESTMENT INCOME (LOSS)	16,273,027

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(8,055,207)
Net distributions of realized gain received from underlying funds (All realized gains received from affiliates)	81
Futures contracts	17,490,901
Foreign currency transactions	(230,352)

Net realized gain (loss)	9,205,423

Change in unrealized appreciation (depreciation) on:
Investments in securities	52,734,718
Futures contracts	11,537,568
Foreign currency translations	139,221

Net change in unrealized appreciation (depreciation)	64,411,507

NET REALIZED AND UNREALIZED GAIN (LOSS)	73,616,930

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,889,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,273,027	$5,497,950
Net realized gain (loss)	9,205,423	(69,521,843)
Net change in unrealized appreciation (depreciation)	64,411,507	(61,251,169)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	89,889,957	(125,275,062)

Distributions to shareholders:
Class IB	(16,389,073)	(3,785,520)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 8,358,659 and 4,103,534 shares, respectively ]	83,093,483	39,933,425
Capital shares issued in reinvestment of dividends [ 1,598,508 and 395,001 shares, respectively ]	16,389,073	3,785,520
Capital shares repurchased [ (8,619,538) and (5,499,222) shares , respectively]	(84,719,453)	(52,444,953)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	14,763,103	(8,726,008)

TOTAL INCREASE (DECREASE) IN NET ASSETS	88,263,987	(137,786,590)
NET ASSETS:
Beginning of year	650,821,945	788,608,535

End of year	$739,085,932	$650,821,945

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$9.29		$11.09		$11.15		$10.80		$9.95

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.08		(0.02)		—	#	0.11
Net realized and unrealized gain (loss)	1.07		(1.83)		1.18		0.53		1.63

Total from investment operations	1.30		(1.75)		1.16		0.53		1.74

Less distributions:
Dividends from net investment income	(0.24)		(0.05)		(0.01)		(0.02)		(0.11)
Distributions from net realized gains	—		—		(1.21)		(0.16)		(0.78)

Total dividends and distributions	(0.24)		(0.05)		(1.22)		(0.18)		(0.89)

Net asset value, end of year	$10.35		$9.29		$11.09		$11.15		$10.80

Total return	13.97%		(15.76)%		10.60%		4.96%		17.57%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$739,086		$650,822		$788,609		$711,804		$660,492
Ratio of expenses to average net assets:
After waivers (f)	1.11	%(j)	1.16	%(k)	1.17	%(o)	1.15	%(o)	1.16	%(o)
Before waivers (f)	1.21%		1.20%		1.20%		1.21%		1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.37%		0.79%		(0.21)%		(0.01)%		1.05%
Before waivers (f)	2.27%		0.75%		(0.23)%		(0.07)%		1.01%
Portfolio turnover rate^	132%		250%		252%		97%		193%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P

PERFORMANCE RESULTS

Total Returns as of 12/31/23

Since Incept.
Portfolio – Class IB Shares*	3.07%
Portfolio – Class K Shares*	3.25
Bloomberg U.S. Credit Corporate 5-10 Year Index	4.43

* Date of inception 4/3/23. Returns for periods less than one year are not annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 3.07% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Credit Corporate 5-10 Year Index, which returned 4.43% over the same period.

Portfolio Highlights

What helped performance during the period April 3, 2023 to December 31, 2023:

•	The holdings that contributed the most to performance were Targa Resources, Inc., Lincoln National Crop., Citizens Financial Group, Inc., Sabra Healthcare and Boston Properties LP.

What hurt performance during the period April 3, 2023 to December 31, 2023:

•	The holdings that detracted the most from performance were Apple, Inc., Sabine, Johnson & Johnson, JPMorgan Chase & Co., Deutsche Bank AG and Morgan Stanley.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	7.44
Weighted Average Coupon (%)	3.48
Weighted Average Modified Duration (Years)*	6.12
Weighted Average Rating**	A3

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
Financials	33.5%
Health Care	9.7
Energy	8.7
Information Technology	8.5
Utilities	7.9
Communication Services	7.4
Consumer Staples	5.1
Real Estate	5.1
Industrials	4.7
Consumer Discretionary	4.6
Materials	3.4
Investment Company	0.3
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (Unaudited)

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,049.60	$3.36
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31
Class K
Actual	1,000.00	1,051.50	2.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.19	2.04

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (98.6%)
Communication Services (7.4%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.
4.350%, 3/1/29	$10,000	$9,869
2.750%, 6/1/31	160,000	139,953
2.250%, 2/1/32	5,743,000	4,742,098
Orange SA
9.000%, 3/1/31 (e)	300,000	370,498
TELUS Corp.
3.400%, 5/13/32	2,287,000	2,038,323
Verizon Communications, Inc.
4.016%, 12/3/29	674,000	651,148
3.150%, 3/22/30	151,000	137,832
1.500%, 9/18/30	4,840,000	3,990,444
1.680%, 10/30/30	170,000	139,990
1.750%, 1/20/31	1,061,000	869,037
2.550%, 3/21/31	9,975,000	8,587,737
2.355%, 3/15/32	4,190,000	3,490,216
5.050%, 5/9/33	980,000	1,000,996
4.500%, 8/10/33	2,610,000	2,537,097

		28,705,238

Entertainment (1.0%)
Electronic Arts, Inc.
1.850%, 2/15/31	4,890,000	4,071,782
Tencent Music Entertainment Group
2.000%, 9/3/30	4,400,000	3,554,100
Walt Disney Co. (The)
2.000%, 9/1/29	8,700,000	7,700,537

		15,326,419

Interactive Media & Services (0.3%)
Baidu, Inc.
3.425%, 4/7/30	3,000,000	2,718,480
2.375%, 10/9/30	2,200,000	1,849,056
2.375%, 8/23/31	400,000	328,804
Meta Platforms, Inc.
3.850%, 8/15/32	370,000	352,023

		5,248,363

Media (2.0%)
Charter Communications Operating LLC
2.250%, 1/15/29	2,750,000	2,386,697
2.800%, 4/1/31	4,250,000	3,585,938
4.400%, 4/1/33	80,000	73,500
Comcast Corp.
1.500%, 2/15/31	14,890,000	12,172,861
4.800%, 5/15/33	4,670,000	4,729,500
Paramount Global
4.200%, 6/1/29	1,690,000	1,579,433
4.950%, 1/15/31	4,150,000	3,942,330
4.200%, 5/19/32	3,230,000	2,877,438
5.500%, 5/15/33	470,000	444,710

		31,792,407

Wireless Telecommunication Services (2.3%)
America Movil SAB de CV
2.875%, 5/7/30	1,200,000	1,066,200
Telefonica Europe BV
8.250%, 9/15/30	178,000	208,067
T-Mobile USA, Inc.
3.375%, 4/15/29	10,780,000	10,018,517
3.875%, 4/15/30	147,000	139,644
2.550%, 2/15/31	162,000	139,539
2.875%, 2/15/31	8,329,000	7,322,375
3.500%, 4/15/31	15,333,000	14,015,523
2.250%, 11/15/31	1,558,000	1,294,100
2.700%, 3/15/32	163,000	139,045
5.050%, 7/15/33	1,880,000	1,897,118
Vodafone Group plc
7.875%, 2/15/30	118,000	135,298

		36,375,426

Total Communication Services		117,447,853

Consumer Discretionary (4.6%)
Automobile Components (0.2%)
Aptiv plc
4.350%, 3/15/29	1,340,000	1,301,774
3.250%, 3/1/32	1,978,000	1,744,974
Magna International, Inc.
5.500%, 3/21/33	630,000	665,243

		3,711,991

Automobiles (0.4%)
Ford Motor Co.
3.250%, 2/12/32	5,130,000	4,250,307
6.100%, 8/19/32	780,000	784,181
General Motors Co.
5.600%, 10/15/32	520,000	530,689
Mercedes-Benz Finance North America LLC
8.500%, 1/18/31	250,000	312,222
Toyota Motor Corp.
2.760%, 7/2/29	40,000	37,053

		5,914,452

Broadline Retail (0.4%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31	4,800,000	3,975,696
Amazon.com, Inc.
1.500%, 6/3/30	3,380,000	2,861,508

		6,837,204

Distributors (0.0%)†
LKQ Corp. 6.250%, 6/15/33	300,000	312,632

Hotels, Restaurants & Leisure (1.1%)
Booking Holdings, Inc.
4.625%, 4/13/30	800,000	803,246
Marriott International, Inc.
Series FF 4.625%, 6/15/30	1,590,000	1,561,980
Series GG 3.500%, 10/15/32	2,830,000	2,522,302
Series HH 2.850%, 4/15/31	1,120,000	969,661
Series II 2.750%, 10/15/33	5,910,000	4,871,706
McDonald’s Corp.
2.625%, 9/1/29	1,460,000	1,335,215
Sands China Ltd.
4.625%, 6/18/30 (e)	1,800,000	1,638,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Starbucks Corp.
3.000%, 2/14/32	$3,080,000	$2,761,545

		16,463,655

Household Durables (0.4%)
M.D.C. Holdings, Inc.
3.850%, 1/15/30	4,950,000	4,523,063
NVR, Inc.
3.000%, 5/15/30	2,290,000	2,039,671
PulteGroup, Inc.
7.875%, 6/15/32	90,000	105,370

		6,668,104

Leisure Products (0.0%)†
Hasbro, Inc.
3.900%, 11/19/29	470,000	436,486

Specialty Retail (1.4%)
AutoZone, Inc.
3.750%, 4/18/29	356,000	339,367
4.750%, 8/1/32	410,000	405,804
5.200%, 8/1/33	2,150,000	2,195,092
Best Buy Co., Inc.
1.950%, 10/1/30	8,030,000	6,672,044
Dick’s Sporting Goods, Inc.
3.150%, 1/15/32	5,030,000	4,283,287
Home Depot, Inc. (The)
4.500%, 9/15/32	4,700,000	4,786,964
Lowe’s Cos., Inc.
4.500%, 4/15/30	1,060,000	1,054,377
2.625%, 4/1/31	1,440,000	1,261,759
Tractor Supply Co.
5.250%, 5/15/33	840,000	859,725

		21,858,419

Textiles, Apparel & Luxury Goods (0.7%)
Tapestry, Inc.
7.700%, 11/27/30	4,040,000	4,240,578
VF Corp.
2.950%, 4/23/30	8,040,000	6,727,558

		10,968,136

Total Consumer Discretionary		73,171,079

Consumer Staples (5.1%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	725,000	736,908
3.500%, 6/1/30	6,546,000	6,227,903
4.900%, 1/23/31	2,383,000	2,478,272
PepsiCo, Inc.
4.450%, 2/15/33	130,000	132,414

		9,575,497

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.
1.600%, 4/20/30	290,000	248,549
Dollar General Corp.
5.450%, 7/5/33	2,720,000	2,768,193
Dollar Tree, Inc.
2.650%, 12/1/31	700,000	594,116
Kroger Co. (The)
4.500%, 1/15/29	38,000	37,767
Sysco Corp.
5.950%, 4/1/30	4,300,000	4,571,654

		8,220,279

Food Products (1.2%)
Archer-Daniels-Midland Co.
4.500%, 8/15/33	5,630,000	5,609,316
Kellanova
2.100%, 6/1/30	1,630,000	1,400,118
Pilgrim’s Pride Corp.
4.250%, 4/15/31	5,190,000	4,673,543
3.500%, 3/1/32	1,210,000	1,013,375
6.250%, 7/1/33	380,000	389,918
Unilever Capital Corp.
2.125%, 9/6/29	6,200,000	5,519,040

		18,605,310

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30	320,000	267,282

Personal Care Products (0.8%)
Estee Lauder Cos., Inc. (The)
2.375%, 12/1/29	1,780,000	1,584,006
1.950%, 3/15/31	2,890,000	2,422,320
4.650%, 5/15/33	4,230,000	4,243,856
Haleon US Capital LLC
3.625%, 3/24/32	4,500,000	4,144,784

		12,394,966

Tobacco (2.0%)
Altria Group, Inc.
2.450%, 2/4/32	12,250,000	9,930,361
BAT Capital Corp.
3.462%, 9/6/29	5,350,000	4,913,159
4.906%, 4/2/30	4,630,000	4,519,990
6.343%, 8/2/30	4,130,000	4,327,887
6.421%, 8/2/33	280,000	293,074
BAT International Finance plc
5.931%, 2/2/29	140,000	145,274
Philip Morris International, Inc.
5.625%, 11/17/29	680,000	713,305
2.100%, 5/1/30	2,960,000	2,515,518
1.750%, 11/1/30	530,000	436,902
5.375%, 2/15/33	2,770,000	2,838,269
5.625%, 9/7/33	870,000	909,993

		31,543,732

Total Consumer Staples		80,607,066

Energy (8.7%)
Energy Equipment & Services (0.4%)
Halliburton Co.
2.920%, 3/1/30	130,000	116,982
NOV, Inc.
3.600%, 12/1/29	1,690,000	1,557,249
Patterson-UTI Energy, Inc.
7.150%, 10/1/33	4,210,000	4,451,068

		6,125,299

Oil, Gas & Consumable Fuels (8.3%)
Boardwalk Pipelines LP
3.600%, 9/1/32	840,000	737,676

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
BP Capital Markets America, Inc.
1.749%, 8/10/30	$640,000	$540,805
4.812%, 2/13/33	4,440,000	4,457,572
4.893%, 9/11/33	1,930,000	1,962,288
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	4,160,000	3,916,456
Cheniere Energy Partners LP
4.500%, 10/1/29	9,390,000	8,978,718
4.000%, 3/1/31	8,550,000	7,765,794
5.950%, 6/30/33§	13,300,000	13,611,353
Devon Energy Corp.
4.500%, 1/15/30	7,960,000	7,560,910
Enbridge, Inc.
5.700%, 3/8/33	132,000	137,962
EOG Resources, Inc.
4.375%, 4/15/30	850,000	846,166
EQT Corp.
7.000%, 2/1/30 (e)	4,210,000	4,518,340
Exxon Mobil Corp.
2.440%, 8/16/29	250,000	227,373
2.610%, 10/15/30	5,220,000	4,647,239
Hess Corp.
7.125%, 3/15/33	70,000	81,265
Kinder Morgan, Inc.
2.000%, 2/15/31	2,580,000	2,124,360
MPLX LP
2.650%, 8/15/30	260,000	224,106
Occidental Petroleum Corp.
6.625%, 9/1/30	12,760,000	13,555,351
ONEOK, Inc.
6.350%, 1/15/31	4,240,000	4,514,191
6.100%, 11/15/32	2,780,000	2,940,686
6.050%, 9/1/33	1,060,000	1,122,109
Ovintiv, Inc.
6.250%, 7/15/33	1,670,000	1,721,773
Phillips 66
2.150%, 12/15/30	3,810,000	3,203,692
Pioneer Natural Resources Co.
1.900%, 8/15/30	270,000	228,993
Targa Resources Corp.
4.200%, 2/1/33	550,000	505,820
Targa Resources Partners LP
5.500%, 3/1/30	11,670,000	11,574,821
4.875%, 2/1/31	13,810,000	13,280,023
4.000%, 1/15/32	2,240,000	2,036,781
TotalEnergies Capital International SA
3.455%, 2/19/29	5,380,000	5,192,296
2.829%, 1/10/30	140,000	128,639
TransCanada PipeLines Ltd.
4.100%, 4/15/30	4,650,000	4,415,104
2.500%, 10/12/31	4,650,000	3,882,559

		130,641,221

Total Energy		136,766,520

Financials (33.5%)
Banks (17.9%)
Banco Santander SA
2.749%, 12/3/30	3,000,000	2,484,919
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.225%, 11/22/32 (k)	4,800,000	3,999,297
6.938%, 11/7/33	2,000,000	2,207,103
Bank of America Corp.
(CME Term SOFR 3 Month + 1.33%), 3.970%, 3/5/29 (k)	145,000	138,503
(SOFR + 2.15%), 2.592%, 4/29/31 (k)	17,180,000	14,810,552
(SOFR + 1.53%), 1.898%, 7/23/31 (k)	5,280,000	4,317,475
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	930,000	785,084
(SOFR + 1.21%), 2.572%, 10/20/32 (k)	8,231,000	6,817,911
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	130,000	110,452
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	5,080,000	4,824,589
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	4,750,000	4,684,330
Bank of Nova Scotia (The)
4.850%, 2/1/30	139,000	138,529
2.150%, 8/1/31	910,000	752,245
2.450%, 2/2/32	786,000	656,524
Barclays plc
(ICE LIBOR USD 3 Month + 3.05%),
5.088%, 6/20/30(k)	7,800,000	7,525,870
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.00%), 5.746%, 8/9/33 (k)	4,400,000	4,441,003
Canadian Imperial Bank of Commerce
3.600%, 4/7/32	151,000	137,521
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	4,850,000	4,640,782
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	9,500,000	8,125,251
(SOFR + 1.17%), 2.561%, 5/1/32 (k)	3,010,000	2,502,597
(SOFR + 1.18%), 2.520%, 11/3/32 (k)	4,630,000	3,799,444
5.875%, 2/22/33	2,770,000	2,882,538
(SOFR + 2.09%), 4.910%, 5/24/33 (k)	5,560,000	5,437,689
Citizens Financial Group, Inc. 2.500%, 2/6/30	7,190,000	6,033,795
3.250%, 4/30/30	11,390,000	9,947,941
Discover Bank 2.700%, 2/6/30	250,000	211,331
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.13%), 4.772%, 7/28/30 (k)	149,000	145,887
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	400,000	373,302
(SOFR + 2.39%), 2.848%, 6/4/31 (k)	14,200,000	12,222,637
(SOFR + 1.95%), 2.357%, 8/18/31 (k)	5,600,000	4,645,446
(SOFR + 2.53%), 4.762%, 3/29/33 (k)	1,200,000	1,111,278

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
(SOFR + 4.25%), 8.113%, 11/3/33 (k)	$2,600,000	$2,988,494
Huntington National Bank (The)
5.650%, 1/10/30	4,750,000	4,788,307
ING Groep NV
(SOFR + 2.07%), 4.252%, 3/28/33 (k)	4,400,000	4,126,775
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.21%), 3.509%, 1/23/29 (k)	147,000	139,356
(CME Term SOFR 3 Month + 1.38%), 4.005%, 4/23/29 (k)	144,000	138,683
(SOFR + 1.75%), 4.565%, 6/14/30 (k)	8,206,000	8,010,727
(SOFR + 2.04%), 2.522%, 4/22/31 (k)	1,610,000	1,393,687
(CME Term SOFR 3 Month + 1.11%), 1.764%, 11/19/31 (k)	5,080,000	4,115,306
(SOFR + 1.18%), 2.545%, 11/8/32 (k)	700,000	581,422
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	240,000	205,618
(SOFR + 1.80%), 4.586%, 4/26/33 (k)	5,770,000	5,572,059
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	940,000	926,380
(SOFR + 2.58%), 5.717%, 9/14/33 (k)	3,320,000	3,430,109
KeyBank NA
5.000%, 1/26/33	19,500,000	18,214,901
KeyCorp
2.550%, 10/1/29	1,623,000	1,371,924
(United States SOFR Compounded Index + 2.06%), 4.789%, 6/1/33 (k)	550,000	504,195
Mitsubishi UFJ Financial Group, Inc.
2.559%, 2/25/30	600,000	525,195
Mizuho Financial Group, Inc.
2.564%, 9/13/31	5,800,000	4,712,080
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.172%, 5/22/32 (k)	5,260,000	4,274,462
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.808%, 9/13/29 (k)	600,000	613,518
PNC Bank NA
2.700%, 10/22/29	7,000,000	6,123,740
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	3,550,000	3,361,491
2.550%, 1/22/30	8,760,000	7,665,874
(United States SOFR Compounded Index + 1.85%), 4.626%, 6/6/33 (k)	280,000	262,626
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	4,540,000	4,738,375
Royal Bank of Canada
2.300%, 11/3/31	1,106,000	927,501
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29(k)	118,000	121,694
(SOFR + 3.28%), 7.660%, 11/9/31(k)	1,700,000	1,840,933
Sumitomo Mitsui Financial Group, Inc.
3.040%, 7/16/29	3,200,000	2,903,843
2.750%, 1/15/30	6,800,000	5,997,204
2.130%, 7/8/30	9,073,000	7,635,436
2.142%, 9/23/30	173,000	143,416
1.710%, 1/12/31	6,000,000	4,843,257
2.222%, 9/17/31	3,200,000	2,637,572
Toronto-Dominion Bank (The)
2.000%, 9/10/31	1,311,000	1,088,814
2.450%, 1/12/32	1,696,000	1,429,300
Truist Financial Corp.
3.875%, 3/19/29	3,823,000	3,564,625
1.950%, 6/5/30	9,010,000	7,520,676
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	540,000	500,938
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29(k)	141,000	138,713
1.375%, 7/22/30	8,380,000	6,711,883
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	3,820,000	3,603,867
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	4,230,000	4,365,717
Wells Fargo & Co. 4.150%, 1/24/29	5,030,000	4,889,411
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	360,000	311,407
(SOFR + 2.10%), 4.897%, 7/25/33(k)	7,270,000	7,042,968
Westpac Banking Corp.
2.650%, 1/16/30	3,330,000	2,993,746
2.150%, 6/3/31	2,290,000	1,931,980

		282,842,030

Capital Markets (7.2%)
Ares Capital Corp.
3.200%, 11/15/31	11,190,000	9,342,915
Bank of New York Mellon Corp. (The)
1.800%, 7/28/31	13,790,000	11,284,467
2.500%, 1/26/32	760,000	647,592
(SOFR + 1.42%), 4.289%, 6/13/33 (k)	40,000	38,171
Brookfield Capital Finance LLC
6.087%, 6/14/33	3,230,000	3,366,220
Brookfield Finance, Inc.
4.850%, 3/29/29	143,000	142,240
Charles Schwab Corp. (The)
2.300%, 5/13/31	1,999,000	1,674,581
1.950%, 12/1/31	6,130,000	4,921,371
2.900%, 3/3/32	3,610,000	3,107,161
Goldman Sachs Group, Inc. (The)
2.600%, 2/7/30	8,880,000	7,778,530
3.800%, 3/15/30	7,370,000	6,926,687
(SOFR + 1.09%), 1.992%, 1/27/32 (k)	340,000	274,819
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	640,000	547,906
Intercontinental Exchange, Inc. 4.600%, 3/15/33	1,410,000	1,400,827
Moody’s Corp. 4.250%, 8/8/32	4,630,000	4,507,161

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Morgan Stanley
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	$8,480,000	$7,801,274
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	4,690,000	3,745,905
(SOFR + 1.02%), 1.928%, 4/28/32 (k)	4,780,000	3,831,243
(SOFR + 1.29%), 2.943%, 1/21/33 (k)	50,000	42,571
(SOFR + 2.08%), 4.889%, 7/20/33 (k)	8,980,000	8,706,204
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	1,620,000	1,736,906
Nomura Holdings, Inc.
5.605%, 7/6/29	1,000,000	1,014,601
2.679%, 7/16/30	983,000	833,362
2.999%, 1/22/32	5,600,000	4,741,805
6.087%, 7/12/33	400,000	424,001
Northern Trust Corp.
3.150%, 5/3/29	5,540,000	5,202,880
1.950%, 5/1/30	5,740,000	4,913,467
Oaktree Specialty Lending Corp.
7.100%, 2/15/29	4,520,000	4,644,771
S&P Global, Inc.
2.500%, 12/1/29	4,240,000	3,816,771
5.250%, 9/15/33§	4,970,000	5,200,849
State Street Corp.
(SOFR + 1.00%), 2.623%, 2/7/33 (k)	650,000	546,340

		113,163,598

Consumer Finance (3.3%)
AerCap Ireland Capital DAC
6.150%, 9/30/30	750,000	789,230
3.300%, 1/30/32	4,800,000	4,165,186
Ally Financial, Inc.
8.000%, 11/1/31	390,000	425,452
American Express Co.
(SOFR + 1.76%), 4.420%, 8/3/33 (k)	1,000,000	963,180
American Honda Finance Corp.
4.600%, 4/17/30	4,600,000	4,602,944
Capital One Financial Corp.
(SOFR + 2.60%), 5.247%, 7/26/30 (k)	830,000	815,827
(SOFR + 3.07%), 7.624%, 10/30/31 (k)	4,310,000	4,745,206
(SOFR + 1.34%), 2.359%, 7/29/32 (k)	6,410,000	4,855,109
Discover Financial Services
6.700%, 11/29/32	7,300,000	7,617,588
Ford Motor Credit Co. LLC
2.900%, 2/10/29	4,000,000	3,504,360
7.200%, 6/10/30	4,200,000	4,463,917
General Motors Financial Co., Inc.
5.650%, 1/17/29	1,060,000	1,077,887
4.300%, 4/6/29	1,330,000	1,280,305
5.850%, 4/6/30	1,000,000	1,027,916
2.350%, 1/8/31	560,000	462,969
3.100%, 1/12/32	2,540,000	2,162,523
6.400%, 1/9/33	2,550,000	2,710,829
Synchrony Financial
5.150%, 3/19/29	2,320,000	2,255,711
2.875%, 10/28/31	4,680,000	3,752,781
Toyota Motor Credit Corp.
3.650%, 1/8/29	74,000	71,596
2.150%, 2/13/30	60,000	52,961
3.375%, 4/1/30	40,000	37,576
1.650%, 1/10/31	180,000	149,511

		51,990,564

Financial Services (1.8%)
Fiserv, Inc.
3.500%, 7/1/29	148,000	139,295
2.650%, 6/1/30	8,050,000	7,076,984
5.600%, 3/2/33	2,070,000	2,164,928
Global Payments, Inc.
2.900%, 5/15/30	262,000	230,504
5.400%, 8/15/32	860,000	868,813
Jackson Financial, Inc.
3.125%, 11/23/31	7,200,000	6,040,150
National Rural Utilities Cooperative Finance Corp.
1.650%, 6/15/31	269,000	214,144
4.023%, 11/1/32	4,270,000	3,984,497
Shell International Finance BV
2.375%, 11/7/29	5,230,000	4,707,364
Visa, Inc.
1.100%, 2/15/31	2,120,000	1,719,528
Western Union Co. (The)
2.750%, 3/15/31	1,090,000	903,458

		28,049,665

Insurance (3.3%)
Alleghany Corp.
3.625%, 5/15/30	1,110,000	1,049,223
Allstate Corp. (The)
1.450%, 12/15/30	4,390,000	3,541,602
American International Group, Inc.
5.125%, 3/27/33	4,230,000	4,293,159
Aon Corp. 2.800%, 5/15/30	380,000	337,041
5.350%, 2/28/33	4,020,000	4,112,209
Athene Holding Ltd.
6.650%, 2/1/33	3,600,000	3,825,220
Enstar Group Ltd.
4.950%, 6/1/29	2,569,000	2,507,010
Fairfax Financial Holdings Ltd.
5.625%, 8/16/32	4,890,000	4,880,592
Hartford Financial Services Group, Inc. (The)
2.800%, 8/19/29	120,000	108,903
Lincoln National Corp.
3.050%, 1/15/30	5,576,000	4,927,991
3.400%, 1/15/31	1,168,000	1,043,095
MetLife, Inc.
4.550%, 3/23/30	10,130,000	10,178,260
Progressive Corp. (The)
4.950%, 6/15/33	2,250,000	2,304,000
Willis North America, Inc.
2.950%, 9/15/29	3,600,000	3,226,432
5.350%, 5/15/33	5,380,000	5,435,208

		51,769,945

Total Financials		527,815,802

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Health Care (9.7%)
Biotechnology (1.1%)
Amgen, Inc.
2.450%, 2/21/30	$1,860,000	$1,649,533
2.000%, 1/15/32	5,170,000	4,239,688
3.350%, 2/22/32	690,000	622,932
5.250%, 3/2/33	5,220,000	5,340,359
Biogen, Inc.
2.250%, 5/1/30	5,980,000	5,103,846

		16,956,358

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.
3.950%, 4/1/30	1,710,000	1,613,111
2.539%, 2/1/32	6,270,000	5,248,346
Becton Dickinson & Co.
4.298%, 8/22/32	440,000	425,206
DH Europe Finance II Sarl
2.600%, 11/15/29	2,550,000	2,307,702
GE HealthCare Technologies, Inc.
5.857%, 3/15/30	400,000	420,480
5.905%, 11/22/32	2,100,000	2,238,482
Medtronic Global Holdings SCA
4.500%, 3/30/33	138,000	138,005
Smith & Nephew plc
2.032%, 10/14/30	1,910,000	1,580,771
Zimmer Biomet Holdings, Inc.
2.600%, 11/24/31	590,000	504,601

		14,476,704

Health Care Providers & Services (4.1%)
Ascension Health
Series B 2.532%, 11/15/29	1,052,000	939,811
Centene Corp.
4.625%, 12/15/29	9,720,000	9,345,877
3.375%, 2/15/30	2,040,000	1,829,023
2.500%, 3/1/31	11,350,000	9,435,301
2.625%, 8/1/31	11,930,000	9,901,900
CVS Health Corp.
1.750%, 8/21/30	940,000	776,987
5.250%, 1/30/31	4,560,000	4,677,471
2.125%, 9/15/31	5,180,000	4,273,801
5.250%, 2/21/33	1,640,000	1,672,994
5.300%, 6/1/33	2,480,000	2,542,039
Elevance Health, Inc.
4.750%, 2/15/33	850,000	850,144
HCA, Inc.
3.500%, 9/1/30	6,470,000	5,861,509
2.375%, 7/15/31	760,000	627,304
Humana, Inc.
2.150%, 2/3/32	9,550,000	7,827,158
UnitedHealth Group, Inc.
4.500%, 4/15/33	4,710,000	4,659,408

		65,220,727

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc.
3.700%, 3/15/32	1,990,000	1,789,324
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	1,340,000	1,397,642

		3,186,966

Pharmaceuticals (3.4%)
AstraZeneca plc
1.375%, 8/6/30	639,000	528,547
Bristol-Myers Squibb Co.
1.450%, 11/13/30	4,250,000	3,479,348
GlaxoSmithKline Capital plc
3.375%, 6/1/29	590,000	565,317
Johnson & Johnson
1.300%, 9/1/30	20,900,000	17,521,900
4.950%, 5/15/33	3,930,000	4,232,787
Merck & Co., Inc.
1.450%, 6/24/30	1,590,000	1,330,845
2.150%, 12/10/31	680,000	581,032
4.500%, 5/17/33	1,350,000	1,359,341
Novartis Capital Corp.
2.200%, 8/14/30	5,667,000	4,988,998
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	3,780,000	3,800,846
4.750%, 5/19/33	3,490,000	3,493,226
Royalty Pharma plc
2.200%, 9/2/30	990,000	828,632
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	6,000,000	5,122,057
Viatris, Inc.
2.700%, 6/22/30	7,010,000	5,930,530

		53,763,406

Total Health Care		153,604,161

Industrials (4.7%)
Aerospace & Defense (1.2%)
Boeing Co. (The)
6.125%, 2/15/33	140,000	150,804
Northrop Grumman Corp.
4.700%, 3/15/33	4,760,000	4,743,164
RTX Corp.
1.900%, 9/1/31	11,730,000	9,539,318
2.375%, 3/15/32	1,340,000	1,117,141
5.150%, 2/27/33	4,010,000	4,082,397

		19,632,824

Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
2.500%, 9/1/29	650,000	589,662
4.875%, 3/3/33	1,550,000	1,606,460

		2,196,122

Building Products (0.0%)†
Masco Corp.
2.000%, 10/1/30	350,000	287,341
Trane Technologies Financing Ltd.
3.800%, 3/21/29	145,000	140,136
5.250%, 3/3/33	133,000	137,816

		565,293

Commercial Services & Supplies (0.6%)
RELX Capital, Inc.
3.000%, 5/22/30	40,000	36,728
Republic Services, Inc.
1.750%, 2/15/32	3,470,000	2,821,452
Waste Connections, Inc.
4.200%, 1/15/33	4,890,000	4,751,251

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Waste Management, Inc.
4.625%, 2/15/30	$1,220,000	$1,233,721

		8,843,152

Electrical Equipment (0.1%)
Regal Rexnord Corp.
6.400%, 4/15/33§	830,000	863,002

Ground Transportation (0.1%)
Norfolk Southern Corp.
3.000%, 3/15/32	157,000	139,522
Union Pacific Corp.
3.700%, 3/1/29	12,000	11,720
2.400%, 2/5/30	156,000	139,203
2.800%, 2/14/32	756,000	670,990

		961,435

Industrial Conglomerates (0.1%)
Pentair Finance Sarl
4.500%, 7/1/29	1,360,000	1,308,841

Machinery (0.0%)†
Flowserve Corp.
2.800%, 1/15/32	880,000	718,967

Passenger Airlines (0.5%)
Southwest Airlines Co.
2.625%, 2/10/30	8,270,000	7,240,385

Professional Services (0.5%)
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	60,000	51,230
Concentrix Corp.
6.850%, 8/2/33	3,070,000	3,158,118
Equifax, Inc.
2.350%, 9/15/31	5,600,000	4,652,362
Verisk Analytics, Inc.
5.750%, 4/1/33	90,000	96,136

		7,957,846

Trading Companies & Distributors (1.5%)
Air Lease Corp.
3.000%, 2/1/30	9,870,000	8,714,088
3.125%, 12/1/30	5,320,000	4,655,522
2.875%, 1/15/32	6,290,000	5,285,193
GATX Corp.
4.000%, 6/30/30	4,880,000	4,510,773

		23,165,576

Total Industrials		73,453,443

Information Technology (8.5%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
5.600%, 6/1/32	2,030,000	2,090,669

Electronic Equipment, Instruments & Components (0.0%)†
Allegion US Holding Co., Inc.
5.411%, 7/1/32	500,000	513,874

IT Services (0.3%)
International Business Machines Corp.
1.950%, 5/15/30	700,000	600,113
2.720%, 2/9/32	600,000	528,645
4.750%, 2/6/33	600,000	606,611
Kyndryl Holdings, Inc.
3.150%, 10/15/31	4,050,000	3,392,600

		5,127,969

Semiconductors & Semiconductor Equipment (2.4%)
Analog Devices, Inc.
2.100%, 10/1/31	163,000	138,838
Applied Materials, Inc.
1.750%, 6/1/30	2,450,000	2,088,584
Broadcom, Inc.
4.150%, 11/15/30	148,000	141,196
2.450%, 2/15/31§	2,020,000	1,727,026
4.300%, 11/15/32	150,000	143,718
2.600%, 2/15/33§	6,180,000	5,089,627
Intel Corp.
2.450%, 11/15/29	156,000	140,050
5.125%, 2/10/30	135,000	140,150
3.900%, 3/25/30	144,000	139,520
4.150%, 8/5/32	143,000	139,791
5.200%, 2/10/33	1,995,000	2,084,640
KLA Corp.
4.650%, 7/15/32	136,000	138,845
Lam Research Corp.
4.000%, 3/15/29	140,000	138,067
Marvell Technology, Inc.
5.750%, 2/15/29	400,000	412,884
Micron Technology, Inc.
6.750%, 11/1/29	129,000	139,231
4.663%, 2/15/30	143,000	139,400
2.703%, 4/15/32	3,792,000	3,182,351
5.875%, 2/9/33	456,000	476,724
NVIDIA Corp.
2.850%, 4/1/30	151,000	139,687
2.000%, 6/15/31	164,000	140,483
NXP BV
4.300%, 6/18/29	363,000	352,045
3.400%, 5/1/30	153,000	140,357
2.500%, 5/11/31	166,000	140,643
2.650%, 2/15/32	2,910,000	2,455,662
5.000%, 1/15/33	3,790,000	3,785,945
QUALCOMM, Inc.
2.150%, 5/20/30	157,000	138,440
1.650%, 5/20/32	7,960,000	6,485,181
Skyworks Solutions, Inc.
3.000%, 6/1/31	590,000	503,447
Texas Instruments, Inc.
1.750%, 5/4/30	6,962,000	6,004,961
3.650%, 8/16/32	145,000	137,293
4.900%, 3/14/33	132,000	136,767
Xilinx, Inc.
2.375%, 6/1/30	158,000	140,071

		37,301,624

Software (0.9%)
Fortinet, Inc.
2.200%, 3/15/31	330,000	275,637
Intuit, Inc.
5.200%, 9/15/33	990,000	1,035,034
Oracle Corp.
6.250%, 11/9/32	4,660,000	5,067,471
4.900%, 2/6/33	570,000	569,254
Roper Technologies, Inc.
1.750%, 2/15/31	3,690,000	3,030,603
VMware LLC
2.200%, 8/15/31	4,800,000	3,976,928

		13,954,927

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Technology Hardware, Storage & Peripherals (4.8%)
Apple, Inc.
3.250%, 8/8/29	$4,860,000	$4,641,517
2.200%, 9/11/29	5,100,000	4,615,508
1.650%, 5/11/30	9,130,000	7,807,371
1.250%, 8/20/30	5,600,000	4,650,430
1.650%, 2/8/31	25,810,000	21,782,148
1.700%, 8/5/31	9,640,000	8,066,782
3.350%, 8/8/32	9,470,000	8,882,783
4.300%, 5/10/33	4,170,000	4,236,922
Dell International LLC
5.300%, 10/1/29	360,000	370,031
6.200%, 7/15/30	3,580,000	3,831,859
HP, Inc.
5.500%, 1/15/33	1,680,000	1,725,283
Western Digital Corp.
2.850%, 2/1/29	4,740,000	4,058,151
3.100%, 2/1/32	80,000	63,508

		74,732,293

Total Information Technology		133,721,356

Materials (3.4%)
Chemicals (1.1%)
Albemarle Corp.
5.050%, 6/1/32	3,160,000	3,084,364
Celanese US Holdings LLC
6.550%, 11/15/30	820,000	866,898
6.379%, 7/15/32	4,400,000	4,652,654
Eastman Chemical Co.
5.750%, 3/8/33	660,000	683,412
Ecolab, Inc.
2.125%, 2/1/32	3,900,000	3,312,519
FMC Corp.
5.650%, 5/18/33	830,000	821,712
Huntsman International LLC
2.950%, 6/15/31	1,150,000	969,735
Linde, Inc.
1.100%, 8/10/30	1,680,000	1,391,276
LYB International Finance III LLC
5.625%, 5/15/33	850,000	889,330

		16,671,900

Containers & Packaging (0.4%)
WRKCo., Inc.
3.000%, 6/15/33	7,320,000	6,309,555

Metals & Mining (1.6%)
AngloGold Ashanti Holdings plc
3.750%, 10/1/30	5,247,000	4,553,412
ArcelorMittal SA
6.800%, 11/29/32	2,490,000	2,689,752
BHP Billiton Finance USA Ltd.
5.250%, 9/8/30	1,720,000	1,778,663
4.900%, 2/28/33	735,000	752,191
5.250%, 9/8/33	1,400,000	1,450,854
Freeport-McMoRan, Inc.
4.250%, 3/1/30	3,745,000	3,514,661
Kinross Gold Corp.
6.250%, 7/15/33§	6,280,000	6,587,903
Newmont Corp.
2.800%, 10/1/29	145,000	132,169
2.250%, 10/1/30	144,000	124,434
2.600%, 7/15/32	$475,000	$406,533
Nucor Corp.
3.125%, 4/1/32	156,000	139,885
Rio Tinto Alcan, Inc.
7.250%, 3/15/31	118,000	134,973
Rio Tinto Finance USA plc
5.000%, 3/9/33	134,000	139,111
Teck Resources Ltd.
3.900%, 7/15/30	3,290,000	3,061,289
Yamana Gold, Inc.
2.630%, 8/15/31	121,000	102,347

		25,568,177

Paper & Forest Products (0.3%)
Suzano Austria GmbH
5.000%, 1/15/30	3,800,000	3,650,375
3.125%, 1/15/32	1,250,000	1,032,812

		4,683,187

Total Materials		53,232,819

Real Estate (5.1%)
Diversified REITs (0.5%)
American Assets Trust LP (REIT)
3.375%, 2/1/31	120,000	97,821
GLP Capital LP (REIT)
4.000%, 1/15/30	3,470,000	3,155,965
4.000%, 1/15/31	40,000	35,872
3.250%, 1/15/32	350,000	295,750
Simon Property Group LP (REIT)
2.200%, 2/1/31	450,000	376,927
2.250%, 1/15/32	5,650,000	4,679,805

		8,642,140

Health Care REITs (1.0%)
Healthcare Realty Holdings LP (REIT)
3.100%, 2/15/30	6,650,000	5,824,833
2.000%, 3/15/31	2,480,000	1,989,233
Omega Healthcare Investors, Inc. (REIT)
3.250%, 4/15/33	2,550,000	2,057,905
Sabra Health Care LP (REIT)
3.900%, 10/15/29	7,060,000	6,354,000

		16,225,971

Office REITs (2.1%)
Alexandria Real Estate Equities, Inc. (REIT)
2.000%, 5/18/32	550,000	439,615
1.875%, 2/1/33	10,440,000	8,110,505
Boston Properties LP (REIT)
3.400%, 6/21/29	5,160,000	4,623,074
3.250%, 1/30/31	5,610,000	4,816,631
2.550%, 4/1/32	2,370,000	1,888,661
Highwoods Realty LP (REIT)
4.200%, 4/15/29	5,130,000	4,647,898
2.600%, 2/1/31	3,030,000	2,359,586
Kilroy Realty LP (REIT)
3.050%, 2/15/30	6,640,000	5,634,746

		32,520,716

Residential REITs (0.6%)
Essex Portfolio LP (REIT)
1.650%, 1/15/31	4,370,000	3,475,443

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Mid-America Apartments LP (REIT)
1.700%, 2/15/31	$5,300,000	$4,303,231
Spirit Realty LP (REIT)
3.200%, 2/15/31	1,250,000	1,105,767

		8,884,441

Retail REITs (0.4%)
Federal Realty OP LP (REIT)
3.500%, 6/1/30	830,000	751,468
Kimco Realty OP LLC (REIT)
2.250%, 12/1/31	1,350,000	1,103,070
Realty Income Corp. (REIT)
1.800%, 3/15/33	5,960,000	4,602,002

		6,456,540

Specialized REITs (0.5%)
Crown Castle, Inc. (REIT)
4.300%, 2/15/29	3,660,000	3,519,662
5.100%, 5/1/33	500,000	496,050
EPR Properties (REIT)
3.750%, 8/15/29	4,290,000	3,777,469

		7,793,181

Total Real Estate		80,522,989

Utilities (7.9%)
Electric Utilities (5.5%)
Alabama Power Co.
3.940%, 9/1/32	2,620,000	2,474,705
Arizona Public Service Co.
2.200%, 12/15/31	510,000	415,283
Duke Energy Carolinas LLC
4.950%, 1/15/33	4,680,000	4,764,558
Entergy Corp.
2.400%, 6/15/31	4,750,000	3,956,152
Entergy Louisiana LLC
1.600%, 12/15/30	680,000	545,064
2.350%, 6/15/32	6,010,000	4,975,781
Eversource Energy
2.550%, 3/15/31	4,980,000	4,209,843
Series R 1.650%, 8/15/30	5,270,000	4,283,846
Florida Power & Light Co.
5.100%, 4/1/33	700,000	722,559
4.800%, 5/15/33	3,060,000	3,092,179
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	3,540,000	3,019,082
2.440%, 1/15/32	930,000	777,519
Pacific Gas and Electric Co.
4.550%, 7/1/30	4,900,000	4,657,103
5.900%, 6/15/32	4,500,000	4,584,429
6.400%, 6/15/33	3,730,000	3,928,503
Progress Energy, Inc.
7.000%, 10/30/31	90,000	100,438
Southern Co. (The)
5.700%, 10/15/32	4,430,000	4,671,271
5.200%, 6/15/33	9,310,000	9,492,755
Virginia Electric and
Power Co. 2.300%, 11/15/31	13,700,000	11,544,350
Series A 2.875%, 7/15/29	152,000	139,261
Xcel Energy, Inc.
5.450%, 8/15/33	13,420,000	13,761,052

		86,115,733

Gas Utilities (0.9%)
ONE Gas, Inc.
4.250%, 9/1/32	1,280,000	1,236,025
Southern California Gas Co.
5.200%, 6/1/33	8,700,000	8,798,221
Southwest Gas Corp.
4.050%, 3/15/32	5,080,000	4,736,531

		14,770,777

Multi-Utilities (1.5%)
Ameren Illinois Co.
4.950%, 6/1/33	1,680,000	1,694,120
Berkshire Hathaway Energy Co.
1.650%, 5/15/31	9,700,000	7,792,534
Dominion Energy, Inc.
Series C 3.375%, 4/1/30	3,230,000	2,964,804
National Grid plc
5.809%, 6/12/33	4,410,000	4,585,802
NiSource, Inc.
1.700%, 2/15/31	7,500,000	6,042,025
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	260,000	218,411
Sempra
3.700%, 4/1/29	18,000	17,004

		23,314,700

Total Utilities		124,201,210

Total Corporate Bonds		1,554,544,298

Total Long-Term Debt Securities (98.6%) (Cost $1,463,298,899)		1,554,544,298

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (0.3%)
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	4,728,279	4,732,062

Total Short-Term Investment (0.3%) (Cost $4,731,570)		4,732,062

Total Investments in Securities (98.9%) (Cost $1,468,030,469)		1,559,276,360
Other Assets Less Liabilities (1.1%)		18,090,394

Net Assets (100%)		$1,577,366,754

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $33,079,760 or 2.1% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Glossary:

CME	— Chicago Mercantile Exchange
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$117,447,853	$—	$117,447,853
Consumer Discretionary	—	73,171,079	—	73,171,079
Consumer Staples	—	80,607,066	—	80,607,066
Energy	—	136,766,520	—	136,766,520
Financials	—	527,815,802	—	527,815,802
Health Care	—	153,604,161	—	153,604,161
Industrials	—	73,453,443	—	73,453,443
Information Technology	—	133,721,356	—	133,721,356
Materials	—	53,232,819	—	53,232,819
Real Estate	—	80,522,989	—	80,522,989
Utilities	—	124,201,210	—	124,201,210
Short-Term Investment
Investment Company	4,732,062	—	—	4,732,062

Total Assets	$4,732,062	$1,554,544,298	$—	$1,559,276,360

Total Liabilities	$—	$—	$—	$—

Total	$4,732,062	$1,554,544,298	$—	$1,559,276,360

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the period ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,528,357,905
Long-term U.S. government debt securities	72,975,218

$1,601,333,123

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,858,542
Long-term U.S. government debt securities	73,389,415

$146,247,957

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,305,043
Aggregate gross unrealized depreciation	(110,089)

Net unrealized appreciation	$91,194,954

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,468,081,406

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $1,468,030,469)	$1,559,276,360
Cash	1,263,059
Receivable for securities sold	30,107,775
Dividends, interest and other receivables	16,550,166
Receivable for Portfolio shares sold	517,354
Deferred offering cost	27,228
Other assets	186

Total assets	1,607,742,128

LIABILITIES
Payable for securities purchased	28,435,351
Payable for Portfolio shares repurchased	1,325,455
Investment management fees payable	401,632
Administrative fees payable	124,200
Trustees’ fees payable	576
Distribution fees payable – Class IB	32
Accrued expenses	88,128

Total liabilities	30,375,374

Commitments and contingent liabilities^
NET ASSETS	$1,577,366,754

Net assets were comprised of:
Paid in capital	$1,483,172,449
Total distributable earnings (loss)	94,194,305

Net assets	$1,577,366,754

Class IB
Net asset value, offering and redemption price per share, $154,796 / 15,153 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.22

Class K
Net asset value, offering and redemption price per share, $1,577,211,958 / 154,381,302 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.22

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Period Ended December 31, 2023*

INVESTMENT INCOME
Interest	$16,426,408
Dividends	866,845

Total income	17,293,253

EXPENSES
Investment management fees	1,028,297
Administrative fees	274,811
Offering costs	79,639
Professional fees	77,805
Printing and mailing expenses	49,462
Custodian fees	8,505
Trustees’ fees	2,112
Distribution fees – Class IB	194
Miscellaneous	23,162

Gross expenses	1,543,987
Less: Waiver from investment manager	(367,558)

Net expenses	1,176,429

NET INVESTMENT INCOME (LOSS)	16,116,824

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	2,815,435

Net change in unrealized appreciation (depreciation) on investments in securities	91,245,891

NET REALIZED AND UNREALIZED GAIN (LOSS)	94,061,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$110,178,150

*	The Portfolio commenced operations on April 3, 2023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

April 3, 2023* to December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,116,824
Net realized gain (loss)	2,815,435
Net change in unrealized appreciation (depreciation)	91,245,891

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	110,178,150

Distributions to shareholders:
Class IB	(1,302)
Class K	(16,062,243)

Total distributions to shareholders	(16,063,545)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 15,029 shares ]	149,563
Capital shares issued in reinvestment of dividends [ 128 shares ]	1,302
Capital shares repurchased [ (4) shares ]	(45)

Total Class IB transactions	150,820

Class K
Capital shares sold [ 157,353,652 shares ]	1,512,182,464
Capital shares issued in reinvestment of dividends [ 1,584,843 shares ]	16,062,243
Capital shares repurchased [ (4,557,193) shares ]	(45,143,378)

Total Class K transactions	1,483,101,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,483,252,149

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,577,366,754
NET ASSETS:
Beginning of period	—

End of period	$1,577,366,754

*	Commencement of operations.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Class IB	April 3, 2023* to December 31, 2023
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36
Net realized and unrealized gain (loss)	(0.05	)†

Total from investment operations	0.31

Less distributions:
Dividends from net investment income	(0.09)

Net asset value, end of period	$10.22

Total return (b)	3.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$155
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.65%
Before waivers (a)(f)	1.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	4.85	%(l)
Before waivers (a)(f)	4.08	%(l)
Portfolio turnover rate^	36	%(z)

Class K	April 3, 2023* to December 31, 2023
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40
Net realized and unrealized gain (loss)	(0.08	)†

Total from investment operations	0.32

Less distributions:
Dividends from net investment income	(0.10)

Net asset value, end of period	$10.22

Total return (b)	3.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,577,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.40%
Before waivers (a)(f)	0.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.48	%(l)
Before waivers (a)(f)	5.35	%(l)
Portfolio turnover rate^	36	%(z)
*	Commencement of operations.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	SSGA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	3.85%	0.39%	0.56%
Portfolio – Class IB Shares	3.87	0.39	0.56
Portfolio – Class K Shares	4.21	0.65	0.82
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 3.87% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Intermediate Government Bond Index, which returned 4.30% over the same period.

Portfolio Highlights

As this is an indexed fund, primary factors that affected markets also affected the Portfolio’s performance. Improving investor sentiment despite ongoing inflation concerns and the Federal Reserve’s (Fed) response to higher data prints were the primary drivers of Portfolio performance during the reporting period. In an effort to bring down inflationary pressures that have lingered from the 2020 COVID-19 market meltdown, the Fed embarked on an aggressive quantitative tightening cycle in early 2022 that continued into the third quarter of 2023. Treasury yields were volatile throughout the year, resulting in muted returns for the first three quarters. In the fourth quarter, the Fed signaled that their quantitative tightening may have been enough to quell inflation, leading to a bond rally as investors anticipated interest rate cuts in 2024. Markets are cautiously optimistic that the Fed will be successful in their bid for a soft landing, or bringing down inflation without causing large economic disruption.

This Portfolio is neither guaranteed nor insured by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	3.50
Weighted Average Coupon (%)	2.44
Weighted Average Effective Duration (Years)*	3.17
Weighted Average Rating**	AA+

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Government Agency Securities	52.3%
U.S. Treasury Obligations	39.0
Exchange Traded Funds	7.9
Investment Companies	0.8
Financials	0.2
Cash and Other	(0.2)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (Unaudited)

ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,028.60	$3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	3.27
Class IB
Actual	1,000.00	1,029.90	3.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.97	3.27
Class K
Actual	1,000.00	1,031.20	2.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.23	2.00

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.64%, 0.64% and 0.39%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Financials (0.2%)
Financial Services (0.2%)
Private Export Funding Corp.
Series KK
3.550%, 1/15/24	$5,979,000	$5,973,953
Series NN
3.250%, 6/15/25	2,500,000	2,450,776

Total Financials		8,424,729

Total Corporate Bond		8,424,729

U.S. Government Agency Securities (52.3%)
FFCB
0.390%, 6/17/24	10,000,000	9,777,225
1.125%, 1/6/25	2,500,000	2,409,700
1.750%, 2/14/25	31,505,000	30,511,795
4.750%, 2/21/25	17,502,000	17,507,763
0.680%, 8/4/25	30,000,000	28,121,772
0.570%, 8/12/25	10,000,000	9,370,773
4.250%, 9/30/25	15,000,000	14,946,208
5.125%, 10/10/25	10,000,000	10,124,644
5.125%, 10/20/25	4,925,000	4,986,469
0.600%, 11/24/25	15,000,000	13,946,231
4.750%, 5/28/26	10,000,000	10,106,178
4.375%, 6/23/26	12,000,000	12,047,416
4.500%, 8/14/26	10,000,000	10,085,510
4.750%, 9/1/26	10,000,000	10,146,177
0.680%, 1/13/27	5,000,000	4,495,859
0.700%, 1/27/27	15,000,000	13,473,556
4.500%, 8/28/28	10,000,000	10,231,230
1.040%, 1/25/29	15,000,000	12,828,351
1.230%, 7/29/30	5,000,000	4,096,543
1.240%, 9/3/30	10,000,000	8,163,931
1.380%, 1/14/31	30,000,000	24,452,370
1.990%, 3/17/31	10,000,000	8,527,768
FHLB
0.375%, 3/15/24	50,000,000	49,935,470
1.250%, 1/27/25	25,000,000	24,077,878
1.300%, 1/28/25	60,000,000	57,813,834
2.375%, 3/14/25	10,000,000	9,731,520
0.500%, 4/14/25	21,290,000	20,223,109
4.625%, 6/6/25	9,000,000	9,017,844
0.500%, 6/13/25	20,000,000	18,877,642
3.125%, 6/13/25	10,000,000	9,801,057
0.375%, 9/4/25	11,620,000	10,867,626
0.550%, 1/20/26	5,000,000	4,622,285
0.625%, 1/22/26	25,000,000	23,144,605
0.650%, 1/28/26	15,000,000	13,889,376
0.700%, 1/28/26	20,000,000	18,538,672
0.600%, 2/12/26	10,000,000	9,240,247
0.680%, 2/24/26	5,000,000	4,621,016
0.750%, 2/24/26	25,000,000	23,158,157
0.650%, 2/26/26	10,000,000	9,233,800
5.875%, 8/10/26	5,000,000	4,999,047
1.050%, 8/13/26	36,000,000	33,096,557
1.875%, 9/11/26	24,000,000	22,647,091
4.625%, 11/17/26	25,000,000	25,367,518
1.500%, 11/23/26	50,000,000	46,264,550
1.250%, 12/21/26	50,000,000	46,118,055
1.700%, 1/28/27	69,245,000	64,209,282
0.830%, 2/10/27	10,000,000	9,010,891
1.020%, 2/24/27	15,000,000	13,582,129
0.900%, 2/26/27	35,000,000	31,592,120
1.115%, 2/26/27	30,000,000	27,383,295
1.100%, 2/25/28	15,000,000	13,278,891
3.250%, 6/9/28	25,000,000	24,250,465
4.000%, 6/30/28	10,000,000	10,050,328
1.000%, 8/16/28	5,000,000	4,341,038
3.250%, 11/16/28 (x)	66,335,000	64,663,703
4.500%, 9/13/30	10,000,000	10,229,730
FHLMC
5.150%, 1/24/25	10,000,000	9,991,612
1.500%, 2/12/25	60,000,000	57,947,922
5.150%, 2/14/25	10,000,000	9,991,673
4.320%, 3/21/25	25,000,000	24,815,800
3.050%, 5/12/25	50,000,000	48,905,845
0.375%, 7/21/25	7,225,000	6,789,707
0.600%, 8/12/25	10,000,000	9,384,887
4.050%, 8/28/25	35,000,000	34,663,580
0.680%, 9/2/25	26,300,000	24,677,166
0.375%, 9/23/25	68,490,000	63,940,531
4.625%, 9/29/25	15,000,000	14,896,261
0.600%, 9/30/25	20,000,000	18,694,914
0.600%, 10/15/25	10,905,000	10,168,375
0.600%, 11/12/25	5,000,000	4,656,924
0.640%, 11/24/25	15,000,000	13,942,881
0.625%, 11/25/25	10,000,000	9,299,836
0.620%, 12/1/25	15,000,000	13,952,027
0.750%, 6/23/26	15,000,000	13,734,668
5.850%, 8/23/27	5,000,000	5,001,922
6.750%, 9/15/29	20,000,000	22,839,370
6.750%, 3/15/31	18,000,000	21,005,361
6.250%, 7/15/32 (x)	45,000,000	52,302,821
FNMA
0.625%, 4/22/25	36,380,000	34,564,409
0.500%, 6/17/25	45,000,000	42,472,157
0.375%, 8/25/25	37,500,000	35,067,116
0.580%, 10/20/25	20,000,000	18,653,280
0.560%, 10/22/25	10,000,000	9,321,581
0.540%, 10/27/25	10,000,000	9,310,400
0.600%, 10/29/25	10,000,000	9,322,520
0.500%, 11/7/25	38,385,000	35,780,965
0.560%, 11/17/25	10,000,000	9,299,630
0.650%, 12/10/25	10,000,000	9,294,578
0.650%, 12/17/25	10,000,000	9,293,842
2.125%, 4/24/26	119,485,000	114,192,424
1.875%, 9/24/26	95,000,000	89,627,446
0.875%, 12/18/26	10,000,000	9,086,407
0.750%, 10/8/27	40,000,000	35,547,120
6.250%, 5/15/29	25,000,000	27,754,158
7.125%, 1/15/30	27,500,000	31,986,952
0.875%, 8/5/30	89,805,000	73,302,712
6.625%, 11/15/30	45,000,000	51,833,731
Hashemite Kingdom of Jordan AID Bonds
3.000%, 6/30/25	6,301,000	6,126,413
Tennessee Valley Authority
2.875%, 9/15/24	20,000,000	19,688,938
0.750%, 5/15/25	8,330,000	7,910,708
3.875%, 3/15/28	7,500,000	7,472,254
1.500%, 9/15/31	10,420,000	8,615,034
Series A
2.875%, 2/1/27	48,000,000	46,267,488

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series E
6.750%, 11/1/25	$15,779,000	$16,409,079

Total U.S. Government Agency Securities		2,298,041,722

U.S. Treasury Obligations (39.0%)
U.S. Treasury Notes
2.000%, 2/15/25	11,000,000	10,673,437
4.625%, 2/28/25	9,000,000	8,992,265
3.875%, 3/31/25	10,000,000	9,912,109
3.875%, 4/30/25	10,000,000	9,909,766
2.125%, 5/15/25	12,000,000	11,617,031
2.750%, 5/15/25	10,000,000	9,760,938
4.250%, 5/31/25	20,000,000	19,925,000
2.875%, 6/15/25	17,000,000	16,615,508
4.625%, 6/30/25	20,000,000	20,048,438
3.000%, 7/15/25	50,000,000	48,908,205
4.750%, 7/31/25	20,000,000	20,092,188
2.000%, 8/15/25	15,000,000	14,433,984
5.000%, 9/30/25	20,000,000	20,206,250
4.250%, 10/15/25	15,000,000	14,973,633
0.250%, 10/31/25	10,000,000	9,289,063
5.000%, 10/31/25	20,000,000	20,231,250
0.375%, 11/30/25	5,000,000	4,643,555
4.000%, 12/15/25	30,000,000	29,845,314
0.375%, 12/31/25	11,750,000	10,891,241
3.875%, 1/15/26	25,000,000	24,814,452
0.375%, 1/31/26	15,000,000	13,852,734
1.625%, 2/15/26	20,000,000	18,951,562
4.000%, 2/15/26	25,000,000	24,890,625
0.500%, 2/28/26	18,000,000	16,628,906
4.625%, 3/15/26	25,000,000	25,222,657
0.750%, 3/31/26	17,000,000	15,772,812
2.250%, 3/31/26	20,000,000	19,179,688
0.750%, 4/30/26	15,000,000	13,877,344
1.625%, 5/15/26	12,000,000	11,321,250
3.625%, 5/15/26	20,000,000	19,773,438
0.750%, 5/31/26	18,000,000	16,616,250
4.125%, 6/15/26	17,500,000	17,501,367
0.875%, 6/30/26	14,000,000	12,944,532
4.500%, 7/15/26	20,000,000	20,192,188
0.625%, 7/31/26	15,000,000	13,741,407
1.500%, 8/15/26	15,500,000	14,503,398
4.375%, 8/15/26	15,000,000	15,105,470
1.375%, 8/31/26	1,615,000	1,505,357
4.625%, 9/15/26	25,000,000	25,353,515
0.875%, 9/30/26	15,000,000	13,777,734
4.625%, 10/15/26	20,000,000	20,303,126
2.000%, 11/15/26	60,000,000	56,746,878
2.250%, 2/15/27	10,000,000	9,492,188
2.250%, 11/15/27	18,500,000	17,400,118
3.875%, 11/30/27	10,000,000	9,982,813
0.625%, 12/31/27	15,000,000	13,192,969
3.875%, 12/31/27	25,000,000	24,972,658
3.500%, 1/31/28	17,000,000	16,741,015
2.750%, 2/15/28	25,600,000	24,476,001
1.250%, 3/31/28	15,000,000	13,460,157
1.250%, 4/30/28	10,000,000	8,957,813
2.875%, 5/15/28	71,500,000	68,606,488
1.250%, 5/31/28	20,500,000	18,326,680
3.625%, 5/31/28	20,000,000	19,803,126
1.250%, 6/30/28	5,000,000	4,461,328
4.000%, 6/30/28	17,500,000	17,597,071
4.125%, 7/31/28	20,000,000	20,220,312
2.875%, 8/15/28	35,000,000	33,515,234
1.125%, 8/31/28	10,000,000	8,834,375
1.250%, 9/30/28	15,000,000	13,300,782
4.625%, 9/30/28	25,000,000	25,826,172
4.875%, 10/31/28	15,000,000	15,669,141
3.125%, 11/15/28	77,500,000	74,926,760
3.750%, 12/31/28	10,000,000	9,962,500
2.625%, 2/15/29	22,000,000	20,735,000
2.375%, 5/15/29	21,000,000	19,488,985
3.250%, 6/30/29	15,000,000	14,537,109
1.625%, 8/15/29	12,500,000	11,136,719
4.000%, 10/31/29	25,000,000	25,150,390
3.875%, 12/31/29	20,000,000	19,990,626
1.500%, 2/15/30	14,900,000	12,994,430
4.000%, 2/28/30	15,000,000	15,091,407
0.625%, 5/15/30	25,000,000	20,458,985
3.750%, 6/30/30	20,000,000	19,846,876
4.000%, 7/31/30	15,000,000	15,100,782
0.625%, 8/15/30	26,500,000	21,518,829
4.625%, 9/30/30	15,000,000	15,656,250
4.875%, 10/31/30	15,000,000	15,890,625
0.875%, 11/15/30	19,000,000	15,630,470
3.750%, 12/31/30	10,000,000	9,929,688
1.125%, 2/15/31	20,600,000	17,217,095
1.625%, 5/15/31	15,000,000	12,881,250
1.250%, 8/15/31	30,000,000	24,867,189
1.375%, 11/15/31	23,500,000	19,545,392
1.875%, 2/15/32	19,000,000	16,360,782
2.875%, 5/15/32	23,000,000	21,350,470
2.750%, 8/15/32	21,000,000	19,264,220
4.125%, 11/15/32	3,000,000	3,054,375
3.500%, 2/15/33	35,000,000	33,999,220
3.375%, 5/15/33	27,500,000	26,447,267
3.875%, 8/15/33	28,000,000	28,021,876
4.500%, 11/15/33	7,500,000	7,887,891

Total U.S. Treasury Obligations		1,717,325,764

Total Long-Term Debt Securities (91.5%) (Cost $4,200,950,024)		4,023,792,215

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Fixed Income (7.9%)
Schwab Intermediate-Term U.S. Treasury ETF (x)	950,000	47,234,000
Schwab Short-Term U.S. Treasury ETF (x)	950,000	46,027,500
Vanguard Intermediate-Term Treasury ETF (x)	2,900,000	172,028,000
Vanguard Short-Term Treasury ETF	1,400,000	81,662,000

Total Exchange Traded Funds (7.9%) (Cost $361,865,950)		346,951,500

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.8%)
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	30,000,000	$30,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,091,754	1,091,754
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000

Total Investment Companies		33,091,754

Total Short-Term Investments (0.8%) (Cost $33,091,754)		33,091,754

Total Investments in Securities (100.2%) (Cost $4,595,907,728)		4,403,835,469
Other Assets Less Liabilities (-0.2%)		(7,039,026)

Net Assets (100%)		$4,396,796,443

(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $32,405,960. This was collateralized by cash of $33,091,754 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$8,424,729	$—	$8,424,729
Exchange Traded Funds	346,951,500	—	—	346,951,500
Short-Term Investments
Investment Companies	33,091,754	—	—	33,091,754
U.S. Government Agency Securities	—	2,298,041,722	—	2,298,041,722
U.S. Treasury Obligations	—	1,717,325,764	—	1,717,325,764

Total Assets	$380,043,254	$4,023,792,215	$—	$4,403,835,469

Total Liabilities	$—	$—	$—	$—

Total	$380,043,254	$4,023,792,215	$—	$4,403,835,469

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$236,432,904
Long-term U.S. government debt securities	1,017,042,210

$1,253,475,114

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,509,611,484
Long-term U.S. government debt securities	1,965,749,453

$3,475,360,937

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,023,570
Aggregate gross unrealized depreciation	(204,194,772)

Net unrealized depreciation	$(192,171,202)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$4,596,006,671

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $4,595,907,728)	$4,403,835,469
Cash	20,230,007
Dividends, interest and other receivables	27,744,897
Receivable for securities sold	9,679,297
Receivable for Portfolio shares sold	820,888
Securities lending income receivable	21,256
Other assets	31,589

Total assets	4,462,363,403

LIABILITIES
Payable for return of collateral on securities loaned	33,091,754
Payable for securities purchased	19,959,058
Payable for Portfolio shares repurchased	11,025,368
Investment management fees payable	1,024,642
Administrative fees payable	360,377
Distribution fees payable – Class IB	52,518
Distribution fees payable – Class IA	15,671
Accrued expenses	37,572

Total liabilities	65,566,960

Commitments and contingent liabilities^
NET ASSETS	$4,396,796,443

Net assets were comprised of:
Paid in capital	$4,841,478,224
Total distributable earnings (loss)	(444,681,781)

Net assets	$4,396,796,443

Class IA
Net asset value, offering and redemption price per share, $74,371,358 / 7,824,956 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.50

Class IB
Net asset value, offering and redemption price per share, $249,235,210 / 26,395,073 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.44

Class K
Net asset value, offering and redemption price per share, $4,073,189,875 / 428,480,911 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.51

(x)	Includes value of securities on loan of $32,405,960.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$140,270,277
Dividends	14,679,100
Securities lending (net)	263,772

Total income	155,213,149

EXPENSES
Investment management fees	19,214,014
Administrative fees	5,708,004
Distribution fees – Class IB	626,748
Printing and mailing expenses	378,239
Professional fees	311,190
Trustees’ fees	227,904
Distribution fees – Class IA	181,997
Custodian fees	154,100
Miscellaneous	129,457

Gross expenses	26,931,653
Less: Waiver from investment manager	(2,105,296)

Net expenses	24,826,357

NET INVESTMENT INCOME (LOSS)	130,386,792

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	(154,877,747)

Net change in unrealized appreciation (depreciation) on investments in securities	236,986,036

NET REALIZED AND UNREALIZED GAIN (LOSS)	82,108,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$212,495,081

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$130,386,792	$79,176,559
Net realized gain (loss)	(154,877,747)	(77,657,641)
Net change in unrealized appreciation (depreciation)	236,986,036	(487,758,555)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	212,495,081	(486,239,637)

Distributions to shareholders:
Class IA	(1,987,993)	(767,787)
Class IB	(6,690,498)	(2,807,391)
Class K	(122,702,904)	(81,751,616)

Total distributions to shareholders	(131,381,395)	(85,326,794)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,089,967 and 660,192 shares, respectively ]	10,355,540	6,435,616
Capital shares issued in reinvestment of dividends [ 210,146 and 81,092 shares, respectively ]	1,987,993	767,787
Capital shares repurchased [ (1,087,786) and (1,341,482) shares , respectively]	(10,341,373)	(13,077,067)

Total Class IA transactions	2,002,160	(5,873,664)

Class IB
Capital shares sold [ 4,035,158 and 3,836,006 shares, respectively ]	38,121,005	37,133,790
Capital shares issued in reinvestment of dividends [ 711,870 and 298,400 shares, respectively ]	6,690,498	2,807,391
Capital shares repurchased [ (6,045,694) and (6,583,490) shares , respectively]	(57,086,299)	(63,666,902)

Total Class IB transactions	(12,274,796)	(23,725,721)

Class K
Capital shares sold [ 135,918,700 and 278,332,909 shares, respectively ]	1,286,911,074	2,676,342,063
Capital shares issued in reinvestment of dividends [ 12,969,734 and 8,632,645 shares, respectively ]	122,702,904	81,751,616
Capital shares repurchased [ (381,616,873) and (232,556,527) shares , respectively]	(3,631,196,985)	(2,246,480,351)

Total Class K transactions	(2,221,583,007)	511,613,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,231,855,643)	482,013,943

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,150,741,957)	(89,552,488)
NET ASSETS:
Beginning of year	6,547,538,400	6,637,090,888

End of year	$4,396,796,443	$6,547,538,400

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.40	$10.29	$10.66	$10.39	$10.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.09	0.06	0.10	0.16
Net realized and unrealized gain (loss)	0.18	(0.88)	(0.28)	0.33	0.26

Total from investment operations	0.36	(0.79)	(0.22)	0.43	0.42

Less distributions:
Dividends from net investment income	(0.26)	(0.09)	(0.08)	(0.10)	(0.16)
Distributions from net realized gains	—	(0.01)	(0.07)	(0.06)	—

Total dividends and distributions	(0.26)	(0.10)	(0.15)	(0.16)	(0.16)

Net asset value, end of year	$9.50	$9.40	$10.29	$10.66	$10.39

Total return	3.85%	(7.67)%	(2.08)%	4.22%	4.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$74,371	$71,572	$84,502	$93,757	$88,801
Ratio of expenses to average net assets:
After waivers (f)	0.64%	0.65%	0.65%	0.67%	0.67%
Before waivers (f)	0.68%	0.67%	0.66%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.92%	0.96%	0.57%	0.97%	1.50%
Before waivers (f)	1.88%	0.94%	0.55%	0.97%	1.50%
Portfolio turnover rate^	21%	45%	31%	60%	59%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.34	$10.22	$10.60	$10.32	$10.07

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.09	0.06	0.10	0.15
Net realized and unrealized gain (loss)	0.18	(0.87)	(0.29)	0.34	0.26

Total from investment operations	0.36	(0.78)	(0.23)	0.44	0.41

Less distributions:
Dividends from net investment income	(0.26)	(0.09)	(0.08)	(0.10)	(0.16)
Distributions from net realized gains	—	(0.01)	(0.07)	(0.06)	—

Total dividends and distributions	(0.26)	(0.10)	(0.15)	(0.16)	(0.16)

Net asset value, end of year	$9.44	$9.34	$10.22	$10.60	$10.32

Total return	3.87%	(7.62)%	(2.18)%	4.34%	4.11%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$249,235	$258,718	$308,194	$356,527	$325,835
Ratio of expenses to average net assets:
After waivers (f)	0.64%	0.65%	0.65%	0.66%	0.67%
Before waivers (f)	0.68%	0.67%	0.66%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.91%	0.96%	0.57%	0.97%	1.50%
Before waivers (f)	1.88%	0.94%	0.55%	0.97%	1.50%
Portfolio turnover rate^	21%	45%	31%	60%	59%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.40	$10.29	$10.66	$10.39	$10.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20	0.12	0.09	0.13	0.18
Net realized and unrealized gain (loss)	0.19	(0.88)	(0.29)	0.33	0.27

Total from investment operations	0.39	(0.76)	(0.20)	0.46	0.45

Less distributions:
Dividends from net investment income	(0.28)	(0.12)	(0.10)	(0.13)	(0.19)
Distributions from net realized gains	—	(0.01)	(0.07)	(0.06)	—

Total dividends and distributions	(0.28)	(0.13)	(0.17)	(0.19)	(0.19)

Net asset value, end of year	$9.51	$9.40	$10.29	$10.66	$10.39

Total return	4.21%	(7.43)%	(1.85)%	4.48%	4.44%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,073,190	$6,217,249	$6,244,395	$7,604,364	$7,052,553
Ratio of expenses to average net assets:
After waivers (f)	0.39%	0.40%	0.40%	0.41%	0.42%
Before waivers (f)	0.43%	0.42%	0.41%	0.42%	0.42%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.15%	1.23%	0.82%	1.22%	1.75%
Before waivers (f)	2.12%	1.21%	0.80%	1.22%	1.75%
Portfolio turnover rate^	21%	45%	31%	60%	59%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	EARNEST Partners, LLC

➢	Federated Global Investment Management Corp.

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	16.76%	7.95%	3.54%
Portfolio – Class IB Shares	16.85	7.96	3.55
Portfolio – Class K Shares	17.07	8.21	3.80
International Proxy Index	20.60	8.81	4.40
MSCI EAFE® Index	18.24	8.16	4.28

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 16.85% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned 20.60% and 18.24%, respectively.

Portfolio Highlights

What helped performance during the year:

•

An overweight to Information Technology, along with positive relative stock selection drove positive contribution in the sector. Overweighting Japanese holding Hitachi Ltd. contributed positively at the stock level.

•

Stock selection within the industrials sector contributed to relative performance, led by the Portfolio’s overweight position in shares of diversified industrial manufacturer Rolls-Royce (United Kingdom).

•

Holding Carnival Corp. (United States), and Leonardo Finmeccanica SPA (Italy), which were not in the benchmark, and overweighting Nippon Sanso Holdings Corp. (Japan) were other notable contributors at the individual stock level.

What hurt performance during the year:

•	At the sector level, stock selection in Financials, Consumer Discretionary, Consumer Staples and Materials detracted from performance.

•	Overweighting international sports betting and gambling company Entain plc (Isle of Man) was the leading individual detractor from relative performance.

•	Industrials holding of digital business services stock Teleperformance SA (France) also detracted from performance, as did underweighting shares of pharmaceutical company Novo Nordisk A/S (Denmark).

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Industrials	$175,246,557	14.5%
Financials	172,210,623	14.3
Health Care	122,824,099	10.2
Consumer Discretionary	114,180,767	9.4
Information Technology	110,211,325	9.1
Exchange Traded Funds	106,909,468	8.9
Consumer Staples	87,811,944	7.3
Materials	79,215,312	6.6
Energy	38,915,902	3.2
Investment Companies	37,945,217	3.1
Communication Services	34,097,304	2.8
Utilities	27,804,839	2.3
Real Estate	15,506,632	1.3
Cash and Other	84,691,736	7.0

		100.0%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,044.50	$5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.90	5.36
Class IB
Actual	1,000.00	1,045.40	5.43
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.90	5.36
Class K
Actual	1,000.00	1,046.70	4.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.16	4.09

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.6%)
Ampol Ltd.	9,487	$233,707
ANZ Group Holdings Ltd.	113,176	1,999,049
APA Group	47,177	274,550
Aristocrat Leisure Ltd.	49,968	1,389,949
ASX Ltd.	7,604	326,761
Aurizon Holdings Ltd.	64,923	168,119
BHP Group Ltd. (ASE Stock Exchange)	98,110	3,370,264
BHP Group Ltd. (London Stock Exchange)	93,034	3,189,365
BlueScope Steel Ltd.	16,566	264,160
Brambles Ltd.	52,828	489,595
CAR Group Ltd.	13,528	287,069
Cochlear Ltd.	2,420	492,539
Coles Group Ltd.	51,797	568,636
Commonwealth Bank of Australia	63,245	4,818,391
Computershare Ltd.	22,211	369,159
Dexus (REIT)	38,548	201,742
EBOS Group Ltd.	6,604	148,203
Endeavour Group Ltd.	49,158	174,528
Flutter Entertainment plc (Dublin Stock Exchange)*	6,663	1,176,899
Flutter Entertainment plc (London Stock Exchange)*	8,991	1,597,577
Fortescue Ltd.	63,897	1,263,607
Glencore plc	703,311	4,232,260
Goodman Group (REIT)	65,017	1,120,938
GPT Group (The) (REIT)	70,490	222,884
IDP Education Ltd.	7,486	102,180
IGO Ltd.	25,450	156,953
Insurance Australia Group Ltd.	94,453	364,306
Lottery Corp. Ltd. (The)	156,254	515,360
Macquarie Group Ltd.	13,853	1,733,491
Medibank Pvt Ltd.	104,347	253,142
Mineral Resources Ltd.	6,846	326,564
Mirvac Group (REIT)	159,470	227,122
National Australia Bank Ltd.	118,460	2,478,244
Northern Star Resources Ltd.	43,467	404,321
Orica Ltd.	16,806	182,552
Origin Energy Ltd.	65,274	376,754
Pilbara Minerals Ltd. (x)	95,291	256,497
Qantas Airways Ltd.*	31,253	114,367
QBE Insurance Group Ltd.	57,142	576,693
Ramsay Health Care Ltd.	6,686	239,700
REA Group Ltd.	1,970	243,186
Reece Ltd.	9,643	147,130
Rio Tinto Ltd.	14,007	1,294,884
Rio Tinto plc	42,482	3,163,424
Rio Tinto plc (ADR)	26,967	2,007,963
Santos Ltd.	123,488	639,547
Scentre Group (REIT)	199,218	405,914
SEEK Ltd.	13,829	251,897
Sonic Healthcare Ltd.	17,349	379,265
South32 Ltd.	175,765	398,851
Stockland (REIT)	87,103	264,136
Suncorp Group Ltd.	47,772	450,876
Telstra Group Ltd.	150,790	406,913
Transurban Group	114,903	1,073,502
Treasury Wine Estates Ltd.	31,380	230,518
Vicinity Ltd. (REIT)	134,818	187,418
Washington H Soul Pattinson & Co. Ltd. (x)	8,103	180,949
Wesfarmers Ltd.	43,235	1,680,541
Westpac Banking Corp.	132,265	2,064,022
WiseTech Global Ltd.	12,823	658,601
Woodside Energy Group Ltd. (ASE Stock Exchange)	54,490	1,153,337
Woodside Energy Group Ltd. (London Stock Exchange)	16,811	356,340
Woolworths Group Ltd.	46,189	1,170,888

		55,498,299

Austria (0.3%)
Erste Group Bank AG	70,179	2,845,624
Mondi plc	17,906	350,917
OMV AG	5,396	236,906
Verbund AG	2,771	257,113
voestalpine AG	4,513	142,290

		3,832,850

Belgium (0.4%)
Ageas SA/NV	5,711	247,836
Anheuser-Busch InBev SA/NV	32,774	2,113,686
D’ieteren Group	865	168,925
Elia Group SA/NV	1,053	131,707
Groupe Bruxelles Lambert SA (Swiss Stock exchange)	1,483	115,725
Groupe Bruxelles Lambert SA (Turquoise Stock Exchange)	2,357	185,315
KBC Group NV	9,558	619,587
Lotus Bakeries NV	16	145,368
Sofina SA	533	132,627
Syensqo SA*	2,757	286,889
UCB SA	4,999	435,421
Umicore SA	7,604	209,021
Warehouses De Pauw CVA (REIT)	6,344	199,599

		4,991,706

Brazil (0.4%)
Ambev SA*	643,800	1,825,001
Banco Bradesco SA (ADR)*	418,220	1,463,770
Hypera SA*	51,677	379,045
Petroleo Brasileiro SA (ADR)	69,812	1,114,898
Yara International ASA	6,592	234,356

		5,017,070

Burkina Faso (0.0%)†
Endeavour Mining plc	7,386	165,414

Canada (1.3%)
Agnico Eagle Mines Ltd.	27,845	1,526,689
CAE, Inc.*	96,780	2,088,908
Canadian National Railway Co.	18,741	2,355,620
Canadian Pacific Kansas City Ltd.	14,350	1,135,394
Element Fleet Management Corp.	67,152	1,092,636
Franco-Nevada Corp.	10,444	1,156,836
Magna International, Inc.	26,187	1,547,248
RB Global, Inc.	27,759	1,857,583
Restaurant Brands International, Inc.	33,263	2,598,838

		15,359,752

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Chile (0.1%)
Antofagasta plc	14,881	$318,568
Sociedad Quimica y Minera de Chile SA (ADR) (x)	21,663	1,304,546

		1,623,114

China (1.1%)
Alibaba Group Holding Ltd.	66,300	641,900
Anhui Conch Cement Co. Ltd., Class H	162,500	375,424
Baidu, Inc. (ADR)*	12,795	1,523,757
BOC Hong Kong Holdings Ltd.	134,543	365,283
Budweiser Brewing Co. APAC Ltd. (m)	66,900	125,258
BYD Co. Ltd., Class H	52,500	1,441,506
China Life Insurance Co. Ltd., Class H	608,000	787,982
China Resources Gas Group Ltd.	127,700	418,662
ESR Group Ltd. (m)	79,800	110,372
Kingsoft Corp. Ltd.	97,200	299,996
Ping An Insurance Group Co. of China Ltd., Class H	108,000	488,929
Prosus NV	71,809	2,139,197
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	293,500	638,983
SITC International Holdings Co. Ltd.	59,000	101,853
Tencent Holdings Ltd.	28,800	1,082,881
TravelSky Technology Ltd., Class H	695,000	1,201,575
Wharf Holdings Ltd. (The) (x)	37,315	120,186
Wilmar International Ltd.	77,555	209,791
Xinyi Glass Holdings Ltd.	55,000	61,702
Yum China Holdings, Inc.(Hong Kong Stock exchange)	4,900	208,463
Yum China Holdings, Inc.(New York Stock exchange)	11,658	494,649

		12,838,349

Colombia (0.2%)
Bancolombia SA (ADR) (x)	51,724	1,591,547
Ecopetrol SA (ADR) (x)	77,551	924,408

		2,515,955

Denmark (2.1%)
AP Moller - Maersk A/S, Class A (x)	108	191,603
AP Moller - Maersk A/S, Class B	182	327,200
Carlsberg A/S, Class B	3,732	467,999
Chr Hansen Holding A/S	4,200	352,161
Coloplast A/S, Class B	5,180	592,202
Danske Bank A/S	25,944	693,100
Demant A/S*	3,889	170,472
DSV A/S	16,430	2,884,441
Genmab A/S*	2,477	790,489
Novo Nordisk A/S, Class B	153,766	15,896,463
Novozymes A/S, Class B	7,590	417,114
Orsted A/S (m)	7,354	407,630
Pandora A/S	3,193	441,262
ROCKWOOL A/S, Class B	382	111,782
Tryg A/S (x)	13,579	295,401
Vestas Wind Systems A/S*	38,104	1,209,248

		25,248,567

Finland (0.8%)
Elisa OYJ	5,590	258,383
Fortum OYJ	18,193	262,299
Kesko OYJ, Class B	10,735	212,428
Kone OYJ, Class B	37,673	1,878,164
Metso OYJ	24,126	244,233
Neste OYJ	15,682	557,624
Nokia OYJ	199,086	670,772
Nordea Bank Abp (Helsinki Stock Exchange)	2,447	30,326
Nordea Bank Abp (Stockholm Stock Exchange)	202,774	2,507,421
Orion OYJ, Class B	4,218	182,859
Sampo OYJ, Class A	17,629	770,871
Stora Enso OYJ, Class R	103,978	1,437,701
UPM-Kymmene OYJ	19,929	749,341
Wartsila OYJ Abp	17,969	260,359

		10,022,781

France (8.1%)
Accor SA	6,785	259,164
Adevinta ASA*	11,739	129,870
Aeroports de Paris SA	1,194	154,483
Air Liquide SA	32,771	6,371,589
Airbus SE	22,367	3,451,455
Alstom SA (x)	11,004	147,961
Amundi SA (m)	2,098	142,671
Arkema SA	2,188	248,791
AXA SA	127,196	4,140,928
BioMerieux	1,684	187,021
BNP Paribas SA	72,529	5,011,481
Bollore SE	28,349	176,978
Bouygues SA	6,892	259,599
Bureau Veritas SA	11,059	279,210
Capgemini SE	26,639	5,550,783
Carrefour SA	22,455	410,633
Cie de Saint-Gobain SA	17,308	1,273,684
Cie Generale des Etablissements Michelin SCA	25,665	919,685
Covivio SA (REIT)	1,895	101,838
Credit Agricole SA	40,365	572,697
Danone SA	48,238	3,124,847
Dassault Aviation SA	793	156,878
Dassault Systemes SE	54,212	2,647,347
Edenred SE	9,261	553,510
Eiffage SA	2,924	313,176
Engie SA	165,624	2,910,457
EssilorLuxottica SA (Borsa Italiana Stock Exchange)*	4,356	871,740
EssilorLuxottica SA (Euronext Paris)	19,002	3,809,470
Eurazeo SE	1,565	124,134
Forvia SE*	55,100	1,242,101
Gecina SA (REIT)	1,793	217,930
Getlink SE	14,224	260,113
Hermes International SCA	1,195	2,531,320
Ipsen SA	1,432	170,574
Kering SA	4,912	2,163,618
Klepierre SA (REIT)	7,622	207,665
La Francaise des Jeux SAEM (m)	4,300	155,891
Legrand SA	10,039	1,042,868
L’Oreal SA	9,100	4,527,205

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
LVMH Moet Hennessy Louis Vuitton SE	15,943	$12,911,562
Nexans SA	11,903	1,041,370
Orange SA	69,078	785,769
Pernod Ricard SA	18,453	3,254,298
Publicis Groupe SA	8,538	791,744
Remy Cointreau SA	893	113,370
Renault SA	16,641	677,976
Safran SA	31,005	5,457,992
Sartorius Stedim Biotech	978	258,579
SEB SA	844	105,286
Societe Generale SA	27,750	735,997
Sodexo SA	7,844	862,648
SOITEC*	3,300	589,443
Teleperformance SE	9,320	1,358,638
Thales SA	3,991	590,166
TotalEnergies SE	96,182	6,540,695
Unibail-Rodamco-Westfield (REIT)*	4,682	345,889
Veolia Environnement SA	70,012	2,207,395
Vinci SA	19,180	2,407,457
Vivendi SE	25,097	268,082
Worldline SA (m)*	9,017	155,984

		98,281,705

Germany (7.6%)
adidas AG	6,113	1,242,794
AIXTRON SE	36,700	1,566,308
Allianz SE (Registered)	20,083	5,364,183
BASF SE	58,367	3,143,103
Bayer AG (Registered)	62,900	2,335,215
Bayerische Motoren Werke AG	12,047	1,340,302
Bayerische Motoren Werke AG (Preference) (q)	2,327	231,072
Bechtle AG	3,285	164,606
Beiersdorf AG	3,881	581,397
Brenntag SE	5,572	511,904
Carl Zeiss Meditec AG	1,644	179,384
Commerzbank AG	39,270	466,469
Continental AG	28,540	2,423,498
Covestro AG (m)*	7,397	430,180
Daimler Truck Holding AG	52,718	1,979,897
Deutsche Bank AG (Registered)	74,422	1,015,804
Deutsche Boerse AG	14,383	2,961,268
Deutsche Lufthansa AG (Registered)*	24,376	216,571
Deutsche Post AG	37,402	1,852,060
Deutsche Telekom AG (Registered)	193,091	4,636,291
Dr Ing hc F Porsche AG (Preference) (m)(q)	4,277	377,255
E.ON SE	84,384	1,131,842
Evonik Industries AG	8,477	173,126
Fresenius Medical Care AG	8,030	336,505
Fresenius SE & Co. KGaA	15,604	483,535
GEA Group AG	37,206	1,548,063
Hannover Rueck SE	2,196	524,370
Heidelberg Materials AG	5,281	471,877
HelloFresh SE*	5,805	91,705
Henkel AG & Co. KGaA	3,980	285,504
Henkel AG & Co. KGaA (Preference) (q)	6,290	505,929
Infineon Technologies AG	106,344	4,437,662
Knorr-Bremse AG	2,737	177,665
LEG Immobilien SE*	2,818	246,759
Mercedes-Benz Group AG	30,275	2,090,551
Merck KGaA	30,186	4,801,965
MTU Aero Engines AG	17,994	3,878,539
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,149	2,132,158
Nemetschek SE	2,092	181,247
Porsche Automobil Holding SE (Preference) (q)	5,917	302,565
Puma SE	3,881	216,449
Rational AG	208	160,620
Rheinmetall AG	6,124	1,940,289
RWE AG	92,486	4,204,475
SAP SE	72,680	11,191,190
Sartorius AG (Preference) (q)(x)	965	354,962
Scout24 SE (m)	2,996	212,205
Siemens AG (Registered)	50,442	9,462,071
Siemens Energy AG*	18,428	244,123
Siemens Healthineers AG (m)	32,117	1,864,963
Symrise AG, Class A	17,838	1,962,137
Talanx AG	2,520	179,853
Volkswagen AG	1,163	152,077
Volkswagen AG (Preference) (q)	7,734	954,543
Vonovia SE	45,603	1,436,801
Wacker Chemie AG	726	91,608
Zalando SE (m)*	8,022	189,959

		91,639,453

Hong Kong (1.7%)
AIA Group Ltd.	985,252	8,586,335
CK Asset Holdings Ltd.	74,705	375,032
CK Infrastructure Holdings Ltd.	24,340	134,659
CLP Holdings Ltd.	61,564	508,139
Futu Holdings Ltd. (ADR)*	2,212	120,842
Hang Lung Properties Ltd.	58,438	81,425
Hang Seng Bank Ltd.	27,574	321,523
Henderson Land Development Co. Ltd.	54,906	169,109
HKT Trust & HKT Ltd.	131,042	156,408
Hong Kong & China Gas Co. Ltd.	434,330	332,624
Hong Kong Exchanges & Clearing Ltd.	45,439	1,559,538
Hongkong Land Holdings Ltd.	45,900	152,388
Jardine Matheson Holdings Ltd.	6,100	259,250
Link REIT (REIT)	96,478	541,789
MTR Corp. Ltd.	61,118	237,162
New World Development Co. Ltd.	55,559	86,236
Power Assets Holdings Ltd.	52,496	304,213
Prudential plc	390,247	4,413,184
Sino Land Co. Ltd.	135,239	147,042
Sun Hung Kai Properties Ltd.	53,278	576,209
Swire Pacific Ltd., Class A	14,831	125,546
Swire Properties Ltd.	44,600	90,245
Techtronic Industries Co. Ltd.	54,000	643,491
WH Group Ltd. (m)	331,323	213,853
Wharf Real Estate Investment Co. Ltd.	62,330	210,733

		20,346,975

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
India (0.7%)
HDFC Bank Ltd.	73,151	$1,502,556
HDFC Bank Ltd. (ADR)	28,940	1,942,164
ICICI Bank Ltd. (ADR)	92,051	2,194,496
ITC Ltd.	76,601	425,378
Kotak Mahindra Bank Ltd.	25,177	577,311
Reliance Industries Ltd.	33,720	1,047,477
UPL Ltd.	93,353	658,804

		8,348,186

Ireland (0.3%)
AerCap Holdings NV*	6,900	512,808
AIB Group plc	59,360	254,258
Bank of Ireland Group plc	39,719	360,341
Kerry Group plc, Class A	15,123	1,313,232
Kingspan Group plc	11,168	966,587
Smurfit Kappa Group plc (x)	9,864	390,710

		3,797,936

Israel (0.5%)
Azrieli Group Ltd.	1,541	99,682
Bank Hapoalim BM	47,015	422,162
Bank Leumi Le-Israel BM	58,542	470,690
Check Point Software Technologies Ltd.*	18,142	2,771,916
Elbit Systems Ltd.	1,027	217,850
Global-e Online Ltd.*	3,471	137,556
ICL Group Ltd.	29,531	149,345
Israel Discount Bank Ltd., Class A	47,387	236,899
Mizrahi Tefahot Bank Ltd.	5,865	226,789
Nice Ltd.*	2,375	478,273
Teva Pharmaceutical Industries Ltd. (ADR)*	42,573	444,462
Wix.com Ltd.*	2,109	259,449

		5,915,073

Italy (1.6%)
Amplifon SpA	5,071	175,445
Assicurazioni Generali SpA	37,490	790,700
Banco BPM SpA	45,793	241,695
Coca-Cola HBC AG	8,530	250,617
Davide Campari-Milano NV	20,566	231,920
DiaSorin SpA	799	82,243
Enel SpA	306,888	2,280,050
Eni SpA	88,498	1,499,459
Ferrari NV	4,809	1,620,275
FinecoBank Banca Fineco SpA	23,112	346,614
Infrastrutture Wireless Italiane SpA (m)	12,840	162,300
Intesa Sanpaolo SpA	586,371	1,711,202
Leonardo SpA	174,702	2,880,398
Mediobanca Banca di Credito Finanziario SpA	21,689	268,288
Moncler SpA	8,004	492,166
Nexi SpA (m)*	22,358	182,796
Poste Italiane SpA (m)	20,651	234,246
Prysmian SpA	64,625	2,937,182
Recordati Industria Chimica e Farmaceutica SpA	3,886	209,478
Snam SpA	73,519	377,806
Telecom Italia SpA (x)*	347,867	112,981
Terna - Rete Elettrica Nazionale	52,883	441,004
UniCredit SpA	60,680	1,645,553

		19,174,418

Japan (14.8%)
Advantest Corp.	55,900	1,901,789
Aeon Co. Ltd.	24,552	548,676
AGC, Inc. (x)	7,250	269,227
Aisin Corp.	5,738	200,749
Ajinomoto Co., Inc.	17,268	666,226
ANA Holdings, Inc.*	6,130	133,034
Asahi Group Holdings Ltd.	18,287	681,936
Asahi Intecc Co. Ltd.	7,700	156,649
Asahi Kasei Corp.	46,878	345,434
Astellas Pharma, Inc.	67,550	807,726
Azbil Corp.	4,000	132,369
Bandai Namco Holdings, Inc.	21,957	440,152
BayCurrent Consulting, Inc.	5,400	189,613
Bridgestone Corp. (x)	21,364	884,864
Brother Industries Ltd.	8,515	135,908
Canon, Inc. (x)	38,430	986,643
Capcom Co. Ltd.	7,000	226,184
Central Japan Railway Co.	27,000	686,298
Chiba Bank Ltd. (The)	21,772	157,268
Chubu Electric Power Co., Inc.	24,254	313,324
Chugai Pharmaceutical Co. Ltd.	47,241	1,789,797
Concordia Financial Group Ltd.	40,700	186,065
Dai Nippon Printing Co. Ltd.	8,481	251,002
Daifuku Co. Ltd.	12,300	248,835
Dai-ichi Life Holdings, Inc.	35,800	759,671
Daiichi Sankyo Co. Ltd.	69,761	1,915,706
Daikin Industries Ltd.	9,923	1,617,590
Daito Trust Construction Co. Ltd.	2,338	271,109
Daiwa House Industry Co. Ltd.	22,358	677,400
Daiwa House REIT Investment Corp. (REIT)	90	160,660
Daiwa Securities Group, Inc.	50,476	339,764
Denso Corp.	216,548	3,266,650
Dentsu Group, Inc.	8,074	207,175
Disco Corp.	3,400	843,489
East Japan Railway Co.	11,325	652,914
Eisai Co. Ltd.	9,754	487,838
ENEOS Holdings, Inc.	106,638	423,829
FANUC Corp.	85,720	2,521,141
Fast Retailing Co. Ltd.	6,548	1,624,926
Fuji Electric Co. Ltd.	4,757	204,753
FUJIFILM Holdings Corp.	13,968	839,368
Fujitsu Ltd.	6,674	1,007,017
GLP J-REIT (REIT)	182	181,355
Hamamatsu Photonics KK	5,200	213,901
Hankyu Hanshin Holdings, Inc.	8,700	276,981
Hikari Tsushin, Inc.	700	116,071
Hirose Electric Co. Ltd.	1,267	143,459
Hitachi Construction Machinery Co. Ltd.	3,651	96,506
Hitachi Ltd.	157,042	11,327,072
Honda Motor Co. Ltd.	174,012	1,809,231
Hoshizaki Corp.	4,400	161,052
Hoya Corp.	13,302	1,662,750
Hulic Co. Ltd. (x)	13,300	139,273
Ibiden Co. Ltd.	4,200	232,787
Idemitsu Kosan Co. Ltd.	36,475	198,543
IHI Corp. (x)	125,100	2,449,653

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Iida Group Holdings Co. Ltd.	5,100	$76,373
Inpex Corp. (x)	36,500	493,009
Isuzu Motors Ltd.	21,069	271,357
ITOCHU Corp.	44,632	1,825,480
Japan Airlines Co. Ltd.	5,458	107,418
Japan Exchange Group, Inc.	19,500	412,543
Japan Metropolitan Fund Invest (REIT)	282	203,800
Japan Post Bank Co. Ltd.	54,800	558,105
Japan Post Holdings Co. Ltd.	84,000	750,340
Japan Post Insurance Co. Ltd.	7,900	140,295
Japan Real Estate Investment Corp. (REIT)	47	194,667
Japan Tobacco, Inc. (x)	45,300	1,171,053
JFE Holdings, Inc.	21,176	328,528
JSR Corp.	6,618	188,683
Kajima Corp.	15,669	261,872
Kansai Electric Power Co., Inc. (The)	25,923	344,169
Kao Corp.	17,667	726,728
Kawasaki Kisen Kaisha Ltd.	5,500	235,993
KDDI Corp.	56,500	1,797,582
KDX Realty Investment Corp. (REIT)	160	182,468
Keisei Electric Railway Co. Ltd.	4,577	216,320
Keyence Corp.	15,632	6,886,949
Kikkoman Corp.	5,023	307,579
Kintetsu Group Holdings Co. Ltd.	6,898	218,779
Kirin Holdings Co. Ltd.	30,191	442,373
Kobe Bussan Co. Ltd.	6,200	183,186
Koei Tecmo Holdings Co. Ltd.	5,460	62,287
Koito Manufacturing Co. Ltd.	7,700	120,005
Komatsu Ltd.	34,372	899,035
Konami Group Corp.	3,488	182,638
Kose Corp. (x)	4,300	322,500
Kubota Corp.	37,308	561,604
Kyocera Corp.	49,232	718,578
Kyowa Kirin Co. Ltd.	10,767	180,977
Lasertec Corp.	2,800	738,128
LY Corp.	326,000	1,155,335
M3, Inc.	17,500	289,557
Makita Corp.	8,592	237,042
Marubeni Corp.	55,468	876,670
MatsukiyoCocokara & Co.	12,600	223,136
Mazda Motor Corp.	20,935	226,202
McDonald’s Holdings Co. Japan Ltd. (x)	3,080	133,467
Meiji Holdings Co. Ltd.	8,864	210,536
Minebea Mitsumi, Inc.	13,600	279,572
MISUMI Group, Inc.	10,800	183,026
Mitsubishi Chemical Group Corp.	46,459	284,685
Mitsubishi Corp.	130,152	2,080,124
Mitsubishi Electric Corp.	73,971	1,048,709
Mitsubishi Estate Co. Ltd.	42,711	588,564
Mitsubishi HC Capital, Inc.	24,100	161,829
Mitsubishi Heavy Industries Ltd.	55,125	3,221,880
Mitsubishi UFJ Financial Group, Inc.	619,416	5,322,145
Mitsui & Co. Ltd.	49,454	1,858,208
Mitsui Chemicals, Inc.	6,257	185,580
Mitsui Fudosan Co. Ltd.	34,227	839,411
Mitsui OSK Lines Ltd.	12,600	403,647
Mizuho Financial Group, Inc.	90,304	1,545,095
MonotaRO Co. Ltd.	10,400	113,552
MS&AD Insurance Group Holdings, Inc.	16,136	634,683
Murata Manufacturing Co. Ltd.	149,639	3,176,380
Nabtesco Corp. (x)	14,000	285,709
NEC Corp.	9,474	561,049
Nexon Co. Ltd. (x)	13,100	238,727
Nidec Corp.	15,984	645,595
Nintendo Co. Ltd.	38,990	2,034,946
Nippon Building Fund, Inc. (REIT)	57	247,000
Nippon Express Holdings, Inc.	2,842	161,530
Nippon Paint Holdings Co. Ltd.	31,800	257,106
Nippon Prologis REIT, Inc. (REIT)	90	173,234
Nippon Sanso Holdings Corp.	105,700	2,830,661
Nippon Steel Corp.	31,029	710,806
Nippon Telegraph & Telephone Corp.	1,123,700	1,373,145
Nippon Yusen KK	18,932	586,892
Nissan Chemical Corp.	5,200	203,058
Nissan Motor Co. Ltd.	90,947	357,467
Nissin Foods Holdings Co. Ltd.	6,618	230,973
Nitori Holdings Co. Ltd.	3,050	408,397
Nitto Denko Corp.	21,311	1,594,546
Nomura Holdings, Inc.	113,908	515,171
Nomura Real Estate Holdings, Inc.	4,775	125,606
Nomura Real Estate Master Fund, Inc. (REIT)	154	180,213
Nomura Research Institute Ltd.	44,277	1,287,801
NTT Data Group Corp.	25,000	354,433
Obayashi Corp.	23,366	202,174
Obic Co. Ltd.	2,600	447,993
Odakyu Electric Railway Co. Ltd.	10,751	164,010
Oji Holdings Corp.	32,712	125,976
Olympus Corp.	47,408	686,071
Omron Corp.	6,944	324,201
Ono Pharmaceutical Co. Ltd.	13,775	245,801
Open House Group Co. Ltd.	2,800	83,067
Oracle Corp.	10,440	804,843
Oriental Land Co. Ltd.	41,520	1,546,252
ORIX Corp.	44,010	829,011
Osaka Gas Co. Ltd.	13,673	285,581
Otsuka Corp. (x)	4,134	170,432
Otsuka Holdings Co. Ltd. (x)	15,100	566,411
Pan Pacific International Holdings Corp.	14,400	343,557
Panasonic Holdings Corp.	82,786	819,934
Rakuten Group, Inc. (x)*	57,200	254,763
Recruit Holdings Co. Ltd.	54,200	2,292,160
Renesas Electronics Corp.*	55,400	1,001,522
Resona Holdings, Inc.	78,959	401,235
Resonac Holdings Corp.	33,500	667,624
Ricoh Co. Ltd.	20,280	155,768
Rohm Co. Ltd.	65,904	1,263,160
SBI Holdings, Inc.	8,860	199,319
SCSK Corp.	5,800	115,013
Secom Co. Ltd.	21,327	1,535,998
Seiko Epson Corp.	11,100	166,146
Sekisui Chemical Co. Ltd.	13,614	196,244
Sekisui House Ltd.	22,870	508,006
Seven & i Holdings Co. Ltd.	28,412	1,127,412
SG Holdings Co. Ltd.	10,900	156,465
Sharp Corp.*	8,500	60,615

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Shimadzu Corp.	9,140	$255,531
Shimano, Inc.	2,836	439,178
Shimizu Corp.	19,610	130,260
Shin-Etsu Chemical Co. Ltd.	68,720	2,883,803
Shionogi & Co. Ltd.	9,707	468,001
Shiseido Co. Ltd.	14,822	446,973
Shizuoka Financial Group, Inc.	16,224	137,501
SMC Corp.	2,148	1,154,131
SoftBank Corp.	108,400	1,352,694
SoftBank Group Corp.	38,544	1,720,265
Sompo Holdings, Inc.	11,327	553,979
Sony Group Corp.	75,964	7,224,661
Square Enix Holdings Co. Ltd.	3,500	125,677
Subaru Corp.	23,480	430,633
Sugi Holdings Co. Ltd.	9,700	445,925
SUMCO Corp. (x)	12,700	190,455
Sumitomo Chemical Co. Ltd.	50,558	123,347
Sumitomo Corp.	40,228	877,598
Sumitomo Electric Industries Ltd.	27,060	344,583
Sumitomo Metal Mining Co. Ltd.	9,291	279,784
Sumitomo Mitsui Financial Group, Inc.	81,652	3,984,154
Sumitomo Mitsui Trust Holdings, Inc.	61,466	1,179,624
Sumitomo Realty & Development Co. Ltd.	11,326	336,888
Suntory Beverage & Food Ltd.	5,400	178,085
Suzuki Motor Corp.	13,836	592,004
Sysmex Corp.	6,500	362,248
T&D Holdings, Inc.	19,268	306,170
Taisei Corp.	6,536	223,522
Takeda Pharmaceutical Co. Ltd.	59,477	1,710,069
TDK Corp.	14,313	681,847
Terumo Corp.	55,300	1,812,742
TIS, Inc.	8,500	187,301
Tobu Railway Co. Ltd.	7,598	204,176
Toho Co. Ltd.	3,846	130,082
Tokio Marine Holdings, Inc.	68,045	1,703,055
Tokyo Electric Power Co. Holdings, Inc.*	57,758	302,513
Tokyo Electron Ltd.	17,808	3,189,653
Tokyo Gas Co. Ltd.	15,242	350,025
Tokyu Corp.	19,305	235,631
TOPPAN Holdings, Inc.	9,755	272,241
Toray Industries, Inc.	51,174	266,069
Tosoh Corp.	8,900	113,680
TOTO Ltd.	5,533	145,702
Toyota Industries Corp.	5,418	441,894
Toyota Motor Corp.	400,150	7,351,692
Toyota Tsusho Corp.	7,914	466,309
Trend Micro, Inc.*	4,882	261,343
Unicharm Corp.	15,382	556,152
USS Co. Ltd.	7,410	149,041
West Japan Railway Co.	8,700	362,870
Yakult Honsha Co. Ltd.	9,614	215,940
Yamaha Corp.	5,679	131,181
Yamaha Motor Co. Ltd. (x)	34,596	309,033
Yamato Holdings Co. Ltd.	10,236	189,148
Yaskawa Electric Corp.	9,240	385,983
Yokogawa Electric Corp.	8,903	169,788
Zensho Holdings Co. Ltd.	3,600	188,655
ZOZO, Inc.	5,100	114,840

		179,216,996

Jordan (0.0%)†
Hikma Pharmaceuticals plc	5,872	133,902

Luxembourg (0.2%)
ArcelorMittal SA	19,209	544,458
Eurofins Scientific SE	25,528	1,662,153

		2,206,611

Macau (0.1%)
Galaxy Entertainment Group Ltd.	85,000	476,244
Sands China Ltd.*	196,000	573,554

		1,049,798

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV, Class O	448,062	4,514,658

Netherlands (4.5%)
ABN AMRO Bank NV (CVA) (m)	14,928	223,960
Adyen NV (m)*	818	1,053,476
Aegon Ltd.	61,233	354,755
Akzo Nobel NV	24,927	2,058,909
Argenx SE (Brussels Stock Exchange)*	2,105	798,230
Argenx SE (Vienna Stock Exchange)*	127	48,313
Argenx SE (ADR)*	2,560	973,901
ASM International NV	1,763	914,647
ASML Holding NV	24,847	18,698,927
ASR Nederland NV	6,142	289,526
BE Semiconductor Industries NV	2,962	446,178
Euronext NV (m)	3,379	293,384
EXOR NV	4,122	411,819
Heineken Holding NV	4,697	397,190
Heineken NV	71,325	7,239,285
IMCD NV	2,119	368,552
ING Groep NV	136,572	2,039,297
JDE Peet’s NV	3,496	94,015
Koninklijke Ahold Delhaize NV	37,044	1,063,876
Koninklijke KPN NV	124,480	428,475
Koninklijke Philips NV*	29,821	694,137
NN Group NV	9,149	361,076
OCI NV	4,493	130,152
Randstad NV	4,260	266,744
Shell plc (BMV Mexico Stock Exchange)	125,217	4,119,353
Shell plc (London Stock Exchange)	249,989	8,194,046
Universal Music Group NV	31,432	895,590
Wolters Kluwer NV	9,770	1,388,106

		54,245,919

New Zealand (0.1%)
Auckland International Airport Ltd.	47,429	263,844
Fisher & Paykel Healthcare Corp. Ltd.	22,894	341,550
Mercury NZ Ltd.	24,243	101,146
Meridian Energy Ltd.	47,056	164,795
Spark New Zealand Ltd.	69,117	226,326
Xero Ltd.*	5,202	398,093

		1,495,754

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Norway (0.9%)
Aker BP ASA	12,274	$356,988
DNB Bank ASA	139,875	2,973,750
Equinor ASA	33,747	1,070,049
Equinor ASA (ADR)	79,784	2,524,366
Gjensidige Forsikring ASA	7,924	146,237
Kongsberg Gruppen ASA	3,138	143,744
Mowi ASA	16,001	286,635
Norsk Hydro ASA	369,637	2,488,525
Orkla ASA	28,449	220,762
Salmar ASA	2,512	140,733
Telenor ASA	27,347	313,848

		10,665,637

Peru (0.1%)
Credicorp Ltd.	7,090	1,063,004

Portugal (0.1%)
EDP - Energias de Portugal SA	113,941	572,952
Galp Energia SGPS SA	18,906	278,423
Jeronimo Martins SGPS SA	10,833	275,537

		1,126,912

Singapore (1.3%)
CapitaLand Ascendas REIT (REIT)	132,012	303,085
CapitaLand Integrated Commercial Trust (REIT)	191,644	299,137
CapitaLand Investment Ltd.	104,102	249,261
City Developments Ltd.	15,080	75,986
DBS Group Holdings Ltd.	208,560	5,279,780
Genting Singapore Ltd.	221,838	168,091
Grab Holdings Ltd., Class A*	74,321	250,462
Jardine Cycle & Carriage Ltd.	4,200	94,709
Keppel Corp. Ltd.	58,685	314,380
Mapletree Logistics Trust (REIT)	141,492	186,547
Mapletree Pan Asia Commercial Trust (REIT)	85,300	101,475
Oversea-Chinese Banking Corp. Ltd.	127,852	1,259,387
Sea Ltd. (ADR)*	13,552	548,856
Seatrium Ltd.*	1,565,405	139,964
Sembcorp Industries Ltd.	34,300	138,006
Singapore Airlines Ltd.	52,805	262,475
Singapore Exchange Ltd.	31,902	237,618
Singapore Technologies Engineering Ltd.	190,219	560,676
Singapore Telecommunications Ltd.	312,719	585,274
STMicroelectronics NV	25,949	1,296,106
STMicroelectronics NV (ADR)	44,557	2,233,642
United Overseas Bank Ltd.	48,121	1,037,350
UOL Group Ltd.	19,174	91,239

		15,713,506

South Africa (0.3%)
Anglo American plc	166,583	4,184,274

South Korea (0.5%)
Amorepacific Corp.*	7,879	887,068
Delivery Hero SE (m)*	6,360	175,598
NAVER Corp.	4,460	775,713
Samsung Electronics Co. Ltd.	59,315	3,615,364
SK Hynix, Inc.	4,674	513,527

		5,967,270

Spain (1.9%)
Acciona SA	878	129,204
ACS Actividades de Construccion y Servicios SA	8,255	365,982
Aena SME SA (m)	2,745	497,279
Amadeus IT Group SA	92,434	6,620,518
Banco Bilbao Vizcaya Argentaria SA	225,090	2,044,063
Banco Santander SA	771,234	3,217,881
CaixaBank SA	157,127	646,313
Cellnex Telecom SA (m)	51,362	2,021,961
Corp. ACCIONA Energias Renovables SA	2,811	87,138
EDP Renovaveis SA	10,261	209,844
Enagas SA (x)	8,857	149,256
Endesa SA	11,493	234,215
Grifols SA*	11,323	193,188
Iberdrola SA	229,721	3,010,238
Industria de Diseno Textil SA	41,639	1,812,494
Naturgy Energy Group SA	5,015	149,480
Redeia Corp. SA	15,192	250,059
Repsol SA	48,825	724,960
Telefonica SA	197,507	770,546

		23,134,619

Sweden (1.9%)
Alfa Laval AB	11,013	440,474
Assa Abloy AB, Class B	118,256	3,403,683
Atlas Copco AB, Class A	101,351	1,743,940
Atlas Copco AB, Class B	58,007	859,231
Beijer Ref AB, Class B (x)	13,400	179,224
Boliden AB	10,881	339,288
Epiroc AB, Class A	24,824	497,659
Epiroc AB, Class B	14,989	262,150
EQT AB	12,145	343,179
Essity AB, Class B	22,936	568,508
Evolution AB (m)	6,848	816,243
Fastighets AB Balder, Class B*	25,662	181,969
Getinge AB, Class B	8,757	194,744
H & M Hennes & Mauritz AB, Class B	24,161	423,091
Hexagon AB, Class B	79,293	950,867
Holmen AB, Class B	3,298	139,198
Husqvarna AB, Class B	13,436	110,541
Industrivarden AB, Class C	5,853	190,515
Industrivarden AB, Class A	4,823	157,275
Indutrade AB	10,229	265,510
Investment AB Latour, Class B	5,060	131,591
Investor AB, Class B	65,308	1,511,932
L E Lundbergforetagen AB, Class B	2,955	160,611
Lifco AB, Class B	8,726	213,866
Nibe Industrier AB, Class B	58,691	411,987
Saab AB, Class B	3,186	191,930
Sagax AB, Class B	6,735	185,235
Sandvik AB	40,793	882,105
Securitas AB, Class B	19,536	190,943
Skandinaviska Enskilda Banken AB, Class A	60,974	839,099
Skanska AB, Class B	13,340	241,180
SKF AB, Class B	12,984	259,138
Svenska Cellulosa AB SCA, Class B	23,746	355,741
Svenska Handelsbanken AB, Class A	56,258	610,490
Swedbank AB, Class A	32,008	645,171

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Swedish Orphan Biovitrum AB*	36,550	$967,559
Tele2 AB, Class B	21,421	183,796
Telefonaktiebolaget LM Ericsson, Class B	113,313	709,017
Telia Co. AB	85,187	217,316
Volvo AB, Class A	7,466	197,641
Volvo AB, Class B	56,654	1,469,986
Volvo Car AB, Class B*	25,415	82,045

		22,725,668

Switzerland (4.4%)
ABB Ltd. (Registered)	60,360	2,676,925
Adecco Group AG (Registered)	5,937	291,326
Alcon, Inc.	23,355	1,822,748
Avolta AG*	33,605	1,321,745
Bachem Holding AG	1,370	105,880
Baloise Holding AG (Registered)	1,760	275,808
Banque Cantonale Vaudoise (Registered)	1,022	131,844
Barry Callebaut AG (Registered)	133	224,394
BKW AG	740	131,538
Chocoladefabriken Lindt & Spruengli AG	37	443,886
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	485,108
Cie Financiere Richemont SA (Registered)	19,696	2,710,674
Clariant AG (Registered)	7,711	113,870
DSM-Firmenich AG	22,569	2,292,184
EMS-Chemie Holding AG (Registered)	284	229,955
Geberit AG (Registered)	1,244	797,237
Givaudan SA (Registered)	348	1,441,569
Helvetia Holding AG (Registered)	1,477	203,536
Julius Baer Group Ltd.	35,810	2,007,540
Kuehne + Nagel International AG (Registered)	2,087	719,116
Logitech International SA (Registered)	6,055	574,219
Lonza Group AG (Registered)	2,842	1,195,191
Novartis AG (Registered)	97,205	9,808,915
Novartis AG (ADR)	18,235	1,841,188
Partners Group Holding AG	847	1,221,581
Sandoz Group AG*	15,751	506,774
Schindler Holding AG	1,504	376,067
Schindler Holding AG (Registered)	943	223,683
SGS SA (Registered)	5,645	486,877
SIG Group AG	11,744	270,194
Sika AG (Registered)	9,344	3,040,786
Sonova Holding AG (Registered)	5,167	1,685,779
Straumann Holding AG (Registered)	4,127	665,384
Swatch Group AG (The)	1,091	296,537
Swatch Group AG (The) (Registered)	2,170	113,654
Swiss Life Holding AG (Registered)	1,089	756,169
Swiss Prime Site AG (Registered)	2,880	307,673
Swisscom AG (Registered)	999	601,027
Tecan Group AG (Registered)	2,030	828,847
Temenos AG (Registered)	2,617	243,388
UBS Group AG (Registered)	201,259	6,245,598
VAT Group AG (m)	1,028	515,192
Zurich Insurance Group AG	5,529	2,889,898

		53,121,504

Taiwan (1.3%)
ASE Technology Holding Co. Ltd.	546,000	2,401,720
Delta Electronics, Inc.	113,000	1,154,282
Hon Hai Precision Industry Co. Ltd.	385,040	1,311,047
MediaTek, Inc.	78,000	2,579,626
Taiwan Semiconductor Manufacturing Co. Ltd.	164,000	3,168,798
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	47,249	4,913,896

		15,529,369

Thailand (0.1%)
Advanced Info Service PCL	46,900	298,170
Kasikornbank PCL	105,100	415,689

		713,859

United Kingdom (9.5%)
3i Group plc	36,726	1,133,338
abrdn plc	69,491	158,242
Admiral Group plc	9,836	336,505
Ashtead Group plc	36,323	2,528,857
Associated British Foods plc	13,008	392,464
AstraZeneca plc	96,094	12,983,539
Auto Trader Group plc (m)	35,334	324,908
Aviva plc	104,756	580,443
BAE Systems plc	292,911	4,146,152
Barclays plc	1,654,150	3,242,393
Barratt Developments plc	38,012	272,591
Berkeley Group Holdings plc	3,882	231,971
BP plc	930,746	5,530,289
British American Tobacco plc	80,163	2,345,537
BT Group plc	248,123	390,910
Bunzl plc	12,704	516,562
Burberry Group plc	43,180	779,358
Centrica plc	210,648	377,649
CK Hutchison Holdings Ltd.	101,205	542,413
Coca-Cola Europacific Partners plc	7,864	524,843
Compass Group plc	65,411	1,789,252
Croda International plc	5,231	336,718
DCC plc	3,630	267,347
Diageo plc	200,747	7,307,995
Dowlais Group plc	546,337	744,091
Entain plc	386,542	4,898,481
Halma plc	78,965	2,298,908
Hargreaves Lansdown plc	11,878	111,130
HSBC Holdings plc	1,008,898	8,172,478
Imperial Brands plc	33,174	763,883
Informa plc	53,685	534,572
InterContinental Hotels Group plc	6,195	559,859
Intertek Group plc	40,264	2,179,154
J Sainsbury plc	63,054	243,205
JD Sports Fashion plc	99,550	210,576
Kingfisher plc	74,844	232,108
Land Securities Group plc (REIT)	27,345	245,660
Legal & General Group plc	222,249	711,340
Lloyds Banking Group plc	2,420,721	1,472,126
London Stock Exchange Group plc	23,688	2,800,183
M&G plc	79,704	225,947
Melrose Industries plc	51,929	375,569
National Grid plc	138,932	1,873,609
NatWest Group plc	217,989	609,624
Next plc	4,520	467,712

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Ocado Group plc*	36,199	$349,934
Pearson plc	24,060	295,702
Persimmon plc	12,299	217,752
Phoenix Group Holdings plc	27,506	187,644
Reckitt Benckiser Group plc	78,604	5,430,438
RELX plc (London Stock Exchange)	17,599	697,653
RELX plc (Turquoise Stock Exchange)	117,251	4,636,514
Rentokil Initial plc	285,867	1,606,189
Rolls-Royce Holdings plc*	1,716,288	6,556,436
Sage Group plc (The)	39,126	584,749
Schroders plc	27,361	149,931
Segro plc (REIT)	44,704	505,088
Severn Trent plc	9,824	322,946
Smith & Nephew plc	32,898	452,252
Smiths Group plc	12,868	289,253
Spirax-Sarco Engineering plc	2,820	377,604
SSE plc	41,701	986,542
SSP Group plc*	543,460	1,626,510
St James’s Place plc	21,459	186,983
Standard Chartered plc	91,138	774,383
Taylor Wimpey plc	129,022	241,835
Tesco plc	267,274	989,678
Unilever plc	70,204	3,398,837
Unilever plc (London Stock Exchange)	60,644	2,937,395
United Utilities Group plc	26,600	359,231
Vodafone Group plc	880,560	769,521
Whitbread plc	7,389	344,336
Wise plc, Class A*	24,461	272,506
WPP plc	189,313	1,817,048

		114,135,381

United States (6.8%)
Carnival Corp.*	101,140	1,875,136
CRH plc	27,379	1,888,016
CSL Ltd.	28,651	5,596,619
CyberArk Software Ltd.*	1,593	348,947
Everest Group Ltd.	5,364	1,896,603
Experian plc	73,722	3,008,911
Ferrovial SE	19,610	714,832
GSK plc	154,513	2,856,169
Haleon plc	392,177	1,607,891
Holcim AG	19,620	1,540,113
ICON plc*	11,954	3,383,819
James Hardie Industries plc (CHDI)*	16,528	636,247
Linde plc	8,449	3,470,089
Monday.com Ltd.*	760	142,736
Nestle SA (Registered)	154,681	17,933,469
QIAGEN NV*	34,538	1,502,252
Roche Holding AG	48,008	13,956,312
Roche Holding AG CHF 1	1,173	364,571
Sanofi SA	72,728	7,206,658
Schneider Electric SE	42,893	8,607,597
Stellantis NV (Euronext Paris)	47,974	1,119,858
Stellantis NV (Italian Stock Exchange)	35,505	828,990
Swiss Re AG	11,381	1,279,576
Tenaris SA	40,137	697,649

		82,463,060

Total Common Stocks (81.0%) (Cost $617,564,389)		978,025,304

EXCHANGE TRADED FUNDS (ETF):
Equity (8.9%)
iShares China Large-Cap ETF (x)	185,110	4,448,193
iShares Core MSCI EAFE ETF	358,700	25,234,545
iShares Latin America 40 ETF (x)	33,347	969,064
iShares MSCI Australia ETF (x)	81,715	1,988,943
iShares MSCI Austria ETF (x)‡	65,337	1,411,933
iShares MSCI Belgium ETF (x)‡	77,897	1,467,899
iShares MSCI France ETF	37,767	1,479,711
iShares MSCI Germany ETF (x)	268,310	7,966,124
iShares MSCI Indonesia ETF (x)	21,100	470,952
iShares MSCI Ireland ETF (x)	16,700	1,020,898
iShares MSCI Israel ETF (x)	19,500	1,134,722
iShares MSCI Italy ETF (x)	159,224	5,402,470
iShares MSCI Mexico ETF (x)	6,648	451,067
iShares MSCI New Zealand ETF	13,100	635,284
iShares MSCI Norway ETF‡	43,600	1,062,488
iShares MSCI Poland ETF	10,400	235,560
iShares MSCI Singapore ETF (x)	50,663	947,398
iShares MSCI Spain ETF (x)	88,721	2,716,637
JPMorgan BetaBuilders Japan ETF (x)	16,750	879,710
SPDR Portfolio Developed World ex-US ETF (x)	291,500	9,913,915
SPDR S&P Emerging Asia Pacific ETF (x)	7,979	806,405
Vanguard FTSE Developed Markets ETF (x)	180,100	8,626,790
Vanguard FTSE Emerging Markets ETF	106,900	4,393,590
Vanguard FTSE Europe ETF (x)	293,700	18,937,776
Vanguard FTSE Pacific ETF (x)	59,800	4,307,394

Total Exchange Traded Funds (8.9%) (Cost $87,721,125)		106,909,468

SHORT-TERM INVESTMENTS:
Investment Companies (3.1%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	3,000,000	3,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	6,945,217	6,945,217
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	10,000,000	$10,000,000

Total Investment Companies		37,945,217

Total Short-Term Investments (3.1%) (Cost $37,945,217)		37,945,217

Total Investments in Securities (93.0%) (Cost $743,230,731)		1,122,879,989
Other Assets Less Liabilities (7.0%)		84,691,736

Net Assets (100%)		$1,207,571,725

*  Non-income producing.

†   Percent shown is less than 0.05%.

‡   All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(m)  Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $10,887,564 or 0.9% of net assets.

(q)   Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(x) All or a portion of security is on loan at December 31, 2023.

(xx) At December 31, 2023, the Portfolio had loaned securities with a total value of $39,956,943. This was collateralized by $3,204,838 of various U.S. Government Treasury Securities, ranging from 0.125% - 6.000%, maturing 1/15/24 - 8/15/53 and by cash of $37,945,217 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israel New Shekel
INR	— India Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares MSCI Austria ETF (x)	65,337	1,292,703	—	(56,649)	8,442	167,437	1,411,933	79,866	—
iShares MSCI Belgium ETF (x)**	77,897	1,343,946	51,590	—	—	72,363	1,467,899	29,641	—
iShares MSCI Norway ETF	43,600	798,200	257,401	—	—	6,887	1,062,488	45,680	—

Total		3,434,849	308,991	(56,649)	8,442	246,687	3,942,320	155,187	—

**	Not affiliated at December 31, 2022.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	897	3/2024	EUR	44,986,747	(194,454)
FTSE 100 Index	288	3/2024	GBP	28,474,050	778,841
SPI 200 Index	88	3/2024	AUD	11,371,356	267,086
TOPIX Index	170	3/2024	JPY	28,526,241	81,249

					932,722

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	15,156,395	USD	10,011,360	Toronto Dominion Bank	3/15/2024	339,731
GBP	20,627,528	USD	25,892,952	Toronto Dominion Bank	3/15/2024	409,481
JPY	3,666,160,072	USD	25,753,554	Toronto Dominion Bank	3/15/2024	543,596
USD	720,964	EUR	649,134	BNP Paribas	3/15/2024	2,269

Total unrealized appreciation						1,295,077

USD	50,946,637	EUR	47,120,282	Toronto Dominion Bank	3/15/2024	(1,223,064)

Total unrealized depreciation						(1,223,064)

Net unrealized appreciation						72,013

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 1,113,868, BRL 82,260, CAD (7), CHF 3,026, DKK 9,174, EUR 97,230,646, GBP 1,790,904, HKD 36,484, ILS 10,380, INR 819, JPY 2,473,222, NOK 2,122, NZD 4,771, SEK 3,241 and SGD 23,996.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$2,007,963	$53,490,336	$—	$55,498,299
Austria	—	3,832,850	—	3,832,850
Belgium	—	4,991,706	—	4,991,706
Brazil	2,578,668	2,438,402	—	5,017,070
Burkina Faso	—	165,414	—	165,414
Canada	15,359,752	—	—	15,359,752
Chile	1,304,546	318,568	—	1,623,114
China	2,018,406	10,819,943	—	12,838,349
Colombia	2,515,955	—	—	2,515,955
Denmark	—	25,248,567	—	25,248,567

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Finland	$—	$10,022,781	$—	$10,022,781
France	—	98,281,705	—	98,281,705
Germany	—	91,639,453	—	91,639,453
Hong Kong	532,480	19,814,495	—	20,346,975
India	4,136,660	4,211,526	—	8,348,186
Ireland	512,808	3,285,128	—	3,797,936
Israel	3,613,383	2,301,690	—	5,915,073
Italy	—	19,174,418	—	19,174,418
Japan	—	179,216,996	—	179,216,996
Jordan	—	133,902	—	133,902
Luxembourg	—	2,206,611	—	2,206,611
Macau	—	1,049,798	—	1,049,798
Mexico	4,514,658	—	—	4,514,658
Netherlands	973,901	53,272,018	—	54,245,919
New Zealand	—	1,495,754	—	1,495,754
Norway	2,524,366	8,141,271	—	10,665,637
Peru	1,063,004	—	—	1,063,004
Portugal	—	1,126,912	—	1,126,912
Singapore	3,032,960	12,680,546	—	15,713,506
South Africa	—	4,184,274	—	4,184,274
South Korea	—	5,967,270	—	5,967,270
Spain	—	23,134,619	—	23,134,619
Sweden	—	22,725,668	—	22,725,668
Switzerland	1,841,188	51,280,316	—	53,121,504
Taiwan	4,913,896	10,615,473	—	15,529,369
Thailand	—	713,859	—	713,859
United Kingdom	524,843	113,610,538	—	114,135,381
United States	11,117,330	71,345,730	—	82,463,060
Exchange Traded Funds	106,909,468	—	—	106,909,468
Forward Currency Contracts	—	1,295,077	—	1,295,077
Futures	1,127,176	—	—	1,127,176
Short-Term Investments
Investment Companies	37,945,217	—	—	37,945,217

Total Assets	$211,068,628	$914,233,614	$—	$1,125,302,242

Liabilities:
Forward Currency Contracts	$—	$(1,223,064)	$—	$(1,223,064)
Futures	(194,454)	—	—	(194,454)

Total Liabilities	$(194,454)	$(1,223,064)	$—	$(1,417,518)

Total	$210,874,174	$913,010,550	$—	$1,123,884,724

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,295,077
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,127,176	*

Total		$2,422,253

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,223,064)
Equity contracts	Payables, Net assets – Unrealized depreciation	(194,454	)*

Total		$(1,417,518)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(2,857,823)	$(2,857,823)
Equity contracts	13,743,536	—	13,743,536

Total	$13,743,536	$(2,857,823)	$10,885,713

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$107,103	$107,103
Equity contracts	3,546,136	—	3,546,136

Total	$3,546,136	$107,103	$3,653,239

^	The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$114,013,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$68,695,000
Average settlement value sold — in USD	58,272,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
BNP Paribas	$2,269	$—	$—	$2,269
Toronto Dominion Bank	1,292,808	(1,223,064)	—	69,744

Total	$1,295,077	$(1,223,064)	$—	$72,013

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Toronto Dominion Bank	$1,223,064	$(1,223,064)	$—	$—

Total	$1,223,064	$(1,223,064)	$—	$—

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$148,215,553
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$290,663,516

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 1%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$ 2,142,812	$7,630,417	$(883,715)

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$417,156,067
Aggregate gross unrealized depreciation	(73,070,645)

Net unrealized appreciation	$344,085,422

Federal income tax cost of investments in securities and derivative instruments, if applicable	$779,799,302

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $2,907,669)	$3,942,320
Unaffiliated Issuers (Cost $740,323,062)	1,118,937,669
Cash	9,671,592
Foreign cash (Cost $102,317,857)	102,784,906
Cash held as collateral at broker for futures	6,821,870
Dividends, interest and other receivables	4,641,850
Receivable for securities sold	1,971,057
Unrealized appreciation on forward foreign currency contracts	1,295,077
Due from broker for futures variation margin	116,649
Receivable for Portfolio shares sold	110,190
Securities lending income receivable	66,379
Other assets	60,320

Total assets	1,250,419,879

LIABILITIES
Payable for return of collateral on securities loaned	37,945,217
Payable for securities purchased	2,150,974
Unrealized depreciation on forward foreign currency contracts	1,223,064
Investment management fees payable	592,703
Payable for Portfolio shares repurchased	336,100
Distribution fees payable – Class IB	181,438
Administrative fees payable	130,459
Accrued India taxes	104,214
Distribution fees payable – Class IA	4,233
Trustees’ fees payable	2,387
Accrued expenses	177,365

Total liabilities	42,848,154

Commitments and contingent liabilities^
NET ASSETS	$1,207,571,725

Net assets were comprised of:
Paid in capital	$886,107,821
Total distributable earnings (loss)	321,463,904

Net assets	$1,207,571,725

Class IA
Net asset value, offering and redemption price per share, $20,443,668 / 1,856,711 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.01

Class IB
Net asset value, offering and redemption price per share, $873,820,037 / 79,239,736 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.03

Class K
Net asset value, offering and redemption price per share, $313,308,020 / 28,333,193 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.06

(x)	Includes value of securities on loan of $39,956,943.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($155,187 of dividend income received from affiliates) (net of $2,961,089 foreign withholding tax)	$31,005,701
Interest	1,325,358
Securities lending (net)	1,068,822

Total income	33,399,881

EXPENSES
Investment management fees	7,084,066
Distribution fees – Class IB	2,157,144
Administrative fees	1,533,648
Custodian fees	425,399
Professional fees	154,558
Printing and mailing expenses	105,499
Trustees’ fees	52,352
Distribution fees – Class IA	49,166
Miscellaneous	134,397

Total expenses	11,696,229

NET INVESTMENT INCOME (LOSS)	21,703,652

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($8,442 realized gain (loss) from affiliates) (net of India tax of $50,150 on realized gain on investments)	37,729,688
Futures contracts	13,743,536
Forward foreign currency contracts	(2,857,823)
Foreign currency transactions	(181,712)

Net realized gain (loss)	48,433,689

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(22,718) on unrealized depreciation on investments) ($246,687 of change in unrealized appreciation (depreciation) from affiliates)	111,153,282
Futures contracts	3,546,136
Forward foreign currency contracts	107,103
Foreign currency translations	3,324,170

Net change in unrealized appreciation (depreciation)	118,130,691

NET REALIZED AND UNREALIZED GAIN (LOSS)	166,564,380

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$188,268,032

See Notes to Financial Statements.

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EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,703,652	$23,993,764
Net realized gain (loss)	48,433,689	5,165,789
Net change in unrealized appreciation (depreciation)	118,130,691	(238,979,807)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	188,268,032	(209,820,254)

Distributions to shareholders:
Class IA	(497,103)	(394,557)
Class IB	(21,311,313)	(18,084,894)
Class K	(8,334,653)	(7,631,061)

Total distributions to shareholders	(30,143,069)	(26,110,512)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 67,255 and 93,495 shares, respectively ]	712,466	922,497
Capital shares issued in reinvestment of dividends [ 46,276 and 42,028 shares, respectively ]	497,103	394,557
Capital shares repurchased [ (194,642) and (143,495) shares , respectively]	(2,047,193)	(1,410,344)

Total Class IA transactions	(837,624)	(93,290)

Class IB
Capital shares sold [ 1,325,519 and 1,629,468 shares, respectively ]	13,987,435	15,971,783
Capital shares issued in reinvestment of dividends [ 1,981,019 and 1,924,315 shares, respectively ]	21,311,313	18,084,894
Capital shares repurchased [ (11,787,270) and (10,028,334) shares , respectively]	(123,765,804)	(99,176,268)

Total Class IB transactions	(88,467,056)	(65,119,591)

Class K
Capital shares sold [ 383,423 and 1,965,000 shares, respectively ]	4,012,456	16,847,742
Capital shares issued in reinvestment of dividends [ 772,084 and 802,880 shares, respectively ]	8,334,653	7,631,061
Capital shares repurchased [ (6,731,317) and (3,917,035) shares , respectively]	(71,001,327)	(38,835,431)

Total Class K transactions	(58,654,218)	(14,356,628)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(147,958,898)	(79,569,509)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,166,065	(315,500,275)
NET ASSETS:
Beginning of year	1,197,405,660	1,512,905,935

End of year	$1,207,571,725	$1,197,405,660

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022		2021		2020		2019
Net asset value, beginning of year	$9.67	$11.51		$11.70		$11.15		$9.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.18		0.16	(aa)	0.10		0.20
Net realized and unrealized gain (loss)	1.44	(1.82)		0.98		0.83		1.92

Total from investment operations	1.62	(1.64)		1.14		0.93		2.12

Less distributions:
Dividends from net investment income	(0.19)	(0.12)		(0.29)		(0.15)		(0.22)
Distributions from net realized gains	(0.09)	(0.08)		(1.04)		(0.23)		(0.20)

Total dividends and distributions	(0.28)	(0.20)		(1.33)		(0.38)		(0.42)

Net asset value, end of year	$11.01	$9.67		$11.51		$11.70		$11.15

Total return	16.76%	(14.14)%		10.03%		8.46%		22.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,444	$18,737		$22,391		$21,073		$20,554
Ratio of expenses to average net assets (f)	1.04%	1.06	%(g)	1.07	%(g)	1.04	%(g)	1.01%
Ratio of net investment income (loss) to average net assets (f)	1.74%	1.85%		1.29	%(bb)	0.99%		1.87%
Portfolio turnover rate^	14%	13%		12%		16%		10%

	Year Ended December 31,
Class IB	2023	2022		2021		2020		2019
Net asset value, beginning of year	$9.68	$11.52		$11.71		$11.16		$9.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.18		0.16	(aa)	0.10		0.20
Net realized and unrealized gain (loss)	1.45	(1.82)		0.98		0.83		1.92

Total from investment operations	1.63	(1.64)		1.14		0.93		2.12

Less distributions:
Dividends from net investment income	(0.19)	(0.12)		(0.29)		(0.15)		(0.22)
Distributions from net realized gains	(0.09)	(0.08)		(1.04)		(0.23)		(0.20)

Total dividends and distributions	(0.28)	(0.20)		(1.33)		(0.38)		(0.42)

Net asset value, end of year	$11.03	$9.68		$11.52		$11.71		$11.16

Total return	16.85%	(14.12)%		10.02%		8.45%		22.47%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$873,820	$849,464		$1,085,521		$1,087,227		$1,090,386
Ratio of expenses to average net assets (f)	1.04%	1.06	%(g)	1.07	%(g)	1.04	%(g)	1.01%
Ratio of net investment income (loss) to average net assets (f)	1.74%	1.85%		1.29	%(bb)	1.00%		1.88%
Portfolio turnover rate^	14%	13%		12%		16%		10%

See Notes to Financial Statements.

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EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022		2021		2020		2019
Net asset value, beginning of year	$9.71	$11.55		$11.74		$11.18		$9.48

Income (loss) from investment operations:
Net investment income (loss) (e)	0.21	0.21		0.19	(aa)	0.13		0.23
Net realized and unrealized gain (loss)	1.44	(1.82)		0.98		0.83		1.91

Total from investment operations	1.65	(1.61)		1.17		0.96		2.14

Less distributions:
Dividends from net investment income	(0.21)	(0.15)		(0.32)		(0.17)		(0.24)
Distributions from net realized gains	(0.09)	(0.08)		(1.04)		(0.23)		(0.20)

Total dividends and distributions	(0.30)	(0.23)		(1.36)		(0.40)		(0.44)

Net asset value, end of year	$11.06	$9.71		$11.55		$11.74		$11.18

Total return	17.07%	(13.88)%		10.25%		8.76%		22.71%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$313,308	$329,204		$404,994		$411,657		$433,444
Ratio of expenses to average net assets (f)	0.79%	0.81	%(g)	0.82	%(g)	0.79	%(g)	0.76%
Ratio of net investment income (loss) to average net assets (f)	2.00%	2.09%		1.54	%(bb)	1.26%		2.12%
Portfolio turnover rate^	14%	13%		12%		16%		10%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.02% for the years ended December 31, 2022, 2021 and 2020, respectively.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.14, $0.14 and $0.17 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.18% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	19.01%	8.09%	3.69%
Portfolio – Class IB Shares	19.04	8.10	3.69
Portfolio – Class K Shares	19.28	8.36	3.94
International Proxy Index	20.60	8.81	4.40
MSCI EAFE® Index	18.24	8.16	4.28

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 19.04% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned 20.60% and 18.24%, respectively.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Industrials, Financials, Consumer Discretionary, Technology and Materials.

•	The stocks that contributed the most to performance were ASML Holding NV, SAP SE, HSBC Holdings plc, Siemens AG and Schneider Electric SE.

What hurt performance during the year:

•	The sectors that detracted the most from performance were funds and investment trusts, Health Care, Real Estate, Communication Services and Consumer Staples.

•	The stocks that detracted the most from performance were British American Tobacco plc, Diageo plc, Anglo American plc, Bayer AG and Nokia OYJ.

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Financials	$297,257,869	18.0%
Industrials	275,395,308	16.6
Consumer Discretionary	234,961,811	14.2
Information Technology	162,879,866	9.8
Consumer Staples	155,753,392	9.4
Health Care	134,859,321	8.2
Materials	133,414,530	8.1
Energy	101,093,088	6.1
Communication Services	62,882,613	3.8
Utilities	49,820,137	3.0
Real Estate	22,968,476	1.4
Closed End Funds	4,525,709	0.3
Investment Companies	1,316,455	0.1
Cash and Other	17,222,497	1.0

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (Unaudited)

amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,050.70	$3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.51	3.73
Class IB
Actual	1,000.00	1,050.70	3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.51	3.73
Class K
Actual	1,000.00	1,051.10	2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.77	2.46

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (10.9%)
AGL Energy Ltd.	66,011	$426,441
Allkem Ltd. (r)*	65,291	437,362
ALS Ltd.	52,859	462,867
Altium Ltd.	13,530	431,958
Alumina Ltd.*	253,138	156,113
AMP Ltd.	293,678	186,118
Ampol Ltd.	26,132	643,747
Ansell Ltd.	13,696	235,008
ANZ Group Holdings Ltd.	328,257	5,798,064
APA Group	140,133	815,516
ARB Corp. Ltd.	8,560	209,762
Arena REIT (REIT)	37,772	95,494
Aristocrat Leisure Ltd.	70,840	1,970,541
ASX Ltd.	21,262	913,676
Atlas Arteria Ltd.	123,438	486,195
AUB Group Ltd.	11,028	208,542
Aurizon Holdings Ltd.	200,504	519,207
AVZ Minerals Ltd. (r)(x)*	316,830	84,202
Bank of Queensland Ltd. (x)	71,645	296,841
Bapcor Ltd.	36,555	138,004
Beach Energy Ltd.	171,993	187,527
Bega Cheese Ltd.	29,209	70,462
Bellevue Gold Ltd.*	121,707	138,920
Bendigo & Adelaide Bank Ltd.	62,086	409,123
BHP Group Ltd.	553,641	19,018,617
BlueScope Steel Ltd.	49,065	782,387
Boral Ltd.*	32,127	118,003
Boss Energy Ltd.*	38,549	105,865
Brambles Ltd.	152,165	1,410,223
Breville Group Ltd. (x)	10,966	203,484
Brickworks Ltd.	9,651	183,884
BWP Trust (REIT)	51,889	124,820
Capricorn Metals Ltd.*	38,062	122,165
CAR Group Ltd.	41,383	878,162
Centuria Capital Group (REIT) (x)	86,275	103,180
Centuria Industrial REIT (REIT) (x)	58,111	128,699
Chalice Mining Ltd.*	36,490	42,148
Challenger Ltd.	50,238	222,183
Champion Iron Ltd.	42,767	244,515
Charter Hall Group (REIT)	51,768	424,739
Charter Hall Long Wale REIT (REIT) (x)	72,450	185,635
Charter Hall Retail REIT (REIT)	55,714	137,058
Charter Hall Social Infrastructure REIT (REIT)	36,105	73,565
Cleanaway Waste Management Ltd.	240,932	441,653
Cochlear Ltd.	7,157	1,456,655
Coles Group Ltd.	146,111	1,604,030
Collins Foods Ltd.	12,550	101,258
Commonwealth Bank of Australia	183,012	13,942,972
Computershare Ltd.	62,818	1,044,071
Core Lithium Ltd. (x)*	233,409	39,764
Coronado Global Resources, Inc. (CRDI) (m)	90,279	108,276
Corporate Travel Management Ltd.	14,335	191,074
Costa Group Holdings Ltd.	42,609	90,592
Credit Corp. Group Ltd. (x)	7,741	85,509
CSR Ltd.	52,706	237,049
Data#3 Ltd.	16,677	95,917
De Grey Mining Ltd.*	158,943	135,931
Deterra Royalties Ltd.	45,540	163,545
Dexus (REIT)	117,226	613,506
Domain Holdings Australia Ltd.	27,799	65,355
Domino’s Pizza Enterprises Ltd.	7,300	293,202
Downer EDI Ltd.	72,330	216,873
Eagers Automotive Ltd. (x)	19,226	189,711
Elders Ltd.	16,853	86,478
Emerald Resources NL*	59,076	121,175
Endeavour Group Ltd.	148,266	526,397
Evolution Mining Ltd.	199,990	539,681
EVT Ltd. (x)	11,934	99,460
Flight Centre Travel Group Ltd. (x)	19,461	270,008
Flutter Entertainment plc*	28,801	5,117,541
Fortescue Ltd.	184,968	3,657,868
Genesis Minerals Ltd.*	108,084	131,840
Glencore plc	2,012,092	12,108,010
Gold Road Resources Ltd.	116,148	155,528
Goodman Group (REIT)	188,772	3,254,559
GPT Group (The) (REIT)	208,659	659,765
GrainCorp Ltd., Class A	25,095	124,666
GUD Holdings Ltd. (x)	15,834	129,481
Harvey Norman Holdings Ltd. (x)	69,874	199,986
Healius Ltd.*	79,305	88,359
Helia Group Ltd.	33,588	99,565
HMC Capital Ltd. (REIT)	26,207	110,010
HomeCo Daily Needs REIT (REIT) (m)(x)	192,437	159,986
HUB24 Ltd.	9,089	222,911
IDP Education Ltd.	30,351	414,274
IGO Ltd.	73,290	451,988
Iluka Resources Ltd.	46,918	211,017
Incitec Pivot Ltd.	210,040	406,494
Ingenia Communities Group (REIT)	41,346	125,380
Inghams Group Ltd.	37,727	101,808
Insignia Financial Ltd.	71,363	113,795
Insurance Australia Group Ltd.	265,201	1,022,882
IPH Ltd.	24,960	109,028
IRESS Ltd.	20,118	111,732
JB Hi-Fi Ltd. (x)	11,943	431,588
Johns Lyng Group Ltd. (x)	23,249	96,959
Karoon Energy Ltd.*	74,737	103,387
Kelsian Group Ltd.	23,833	113,687
Lendlease Corp. Ltd.	75,340	383,513
Lifestyle Communities Ltd.	10,942	136,080
Liontown Resources Ltd. (x)*	220,555	247,990
Lottery Corp. Ltd. (The)	242,488	799,778
Lovisa Holdings Ltd.	7,377	123,012
Lynas Rare Earths Ltd.*	101,633	495,886
Macquarie Group Ltd.	39,259	4,912,662
Magellan Financial Group Ltd.	17,614	111,388
Medibank Pvt Ltd.	299,987	727,757
Megaport Ltd. (x)*	17,890	112,158
Metcash Ltd.	106,720	253,808
Mineral Resources Ltd.	18,979	905,327
Mirvac Group (REIT)	429,813	612,153
Monadelphous Group Ltd.	10,916	110,390
Nanosonics Ltd.*	30,654	91,912
National Australia Bank Ltd.	341,764	7,149,879
National Storage REIT (REIT)	136,595	214,090
Netwealth Group Ltd.	13,142	137,916

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Neuren Pharmaceuticals Ltd.*	14,415	$245,283
New Hope Corp. Ltd.	55,529	195,256
NEXTDC Ltd.*	56,167	525,516
nib holdings Ltd.	53,123	267,523
Nine Entertainment Co. Holdings Ltd.	150,986	207,837
Northern Star Resources Ltd.	125,519	1,167,552
NRW Holdings Ltd.	48,379	98,244
Nufarm Ltd.	40,978	145,766
Orica Ltd.	49,913	542,171
Origin Energy Ltd.	188,686	1,089,073
Orora Ltd.	146,344	259,288
Paladin Energy Ltd.*	321,578	215,852
Perpetual Ltd.	12,523	217,441
Perseus Mining Ltd.	147,335	185,743
PEXA Group Ltd.*	14,592	110,375
Pilbara Minerals Ltd. (x)	309,178	832,223
Pinnacle Investment Management Group Ltd.	18,130	124,535
PolyNovo Ltd. (x)*	74,339	83,839
Premier Investments Ltd.	11,122	209,107
Pro Medicus Ltd.	5,733	374,384
Qantas Airways Ltd.*	187,887	687,551
QBE Insurance Group Ltd.	163,423	1,649,310
Qube Holdings Ltd.	192,340	424,667
Ramelius Resources Ltd.	122,080	140,178
Ramsay Health Care Ltd.	20,299	727,741
REA Group Ltd.	5,649	697,339
Reece Ltd.	23,379	356,709
Region RE Ltd. (REIT)	123,738	190,566
Regis Resources Ltd.*	81,318	120,803
Rio Tinto Ltd.	40,547	3,748,388
Rio Tinto plc	177,871	13,245,174
Sandfire Resources Ltd.*	50,411	252,148
Santos Ltd.	354,675	1,836,869
Sayona Mining Ltd. (x)*	977,108	47,275
Scentre Group (REIT)	565,788	1,152,813
SEEK Ltd.	39,076	711,776
Seven Group Holdings Ltd.	17,077	429,410
Silver Lake Resources Ltd.*	100,135	81,202
SmartGroup Corp. Ltd.	14,509	86,216
Sonic Healthcare Ltd.	51,866	1,133,838
South32 Ltd.	494,714	1,122,619
Star Entertainment Group Ltd. (The)*	263,201	92,370
Steadfast Group Ltd.	119,716	474,798
Stockland (REIT)	260,102	788,747
Suncorp Group Ltd.	138,720	1,309,251
Super Retail Group Ltd.	17,417	187,171
Tabcorp Holdings Ltd.	245,730	139,823
Technology One Ltd.	32,723	342,737
Telix Pharmaceuticals Ltd.*	30,261	207,863
Telstra Group Ltd.	1,262,048	3,405,690
TPG Telecom Ltd.	46,059	162,584
Transurban Group	337,400	3,152,220
Treasury Wine Estates Ltd.	87,663	643,975
Ventia Services Group Pty. Ltd.	91,190	195,124
Vicinity Ltd. (REIT)	421,489	585,936
Viva Energy Group Ltd. (m)	116,919	278,064
Washington H Soul Pattinson & Co. Ltd.	26,901	600,729
Waypoint REIT Ltd. (REIT)	72,356	120,309
Webjet Ltd. (x)*	42,715	213,654
Weebit Nano Ltd. (x)*	20,221	58,839
Wesfarmers Ltd.	123,862	4,814,505
West African Resources Ltd.*	110,241	70,992
Westpac Banking Corp.	383,284	5,981,225
Whitehaven Coal Ltd.	91,377	463,280
WiseTech Global Ltd.	20,106	1,032,662
Woodside Energy Group Ltd.	207,394	4,389,668
Woolworths Group Ltd.	133,480	3,383,710
Worley Ltd.	40,551	482,481

		179,668,964

Austria (0.1%)
Mondi plc	79,106	1,550,299

Belgium (0.6%)
Anheuser-Busch InBev SA/NV	165,853	10,696,318

Burkina Faso (0.0%)†
Endeavour Mining plc	29,921	670,099

Chile (0.1%)
Antofagasta plc	56,508	1,209,709

China (0.5%)
Prosus NV	288,939	8,607,519

Finland (0.7%)
Nokia OYJ	994,135	3,349,495
Nordea Bank Abp	654,889	8,116,002

		11,465,497

France (14.0%)
Air Liquide SA	97,017	18,862,790
Airbus SE	108,661	16,767,493
AXA SA	353,274	11,501,007
BNP Paribas SA	200,844	13,877,563
Cie de Saint-Gobain SA	93,808	6,903,266
Danone SA	118,832	7,697,912
EssilorLuxottica SA	56,684	11,363,856
Hermes International SCA	6,512	13,794,104
Kering SA	13,208	5,817,808
L’Oreal SA	44,948	22,361,408
LVMH Moet Hennessy Louis Vuitton SE	47,904	38,795,425
Pernod Ricard SA	37,096	6,542,103
Safran SA	70,257	12,367,752
TotalEnergies SE	446,841	30,386,672
Vinci SA	110,725	13,898,104

		230,937,263

Germany (10.3%)
adidas AG	30,802	6,262,152
Allianz SE (Registered)	74,709	19,954,827
BASF SE	165,329	8,903,079
Bayer AG (Registered)	181,982	6,756,234
Bayerische Motoren Werke AG	55,246	6,146,453
Deutsche Boerse AG	35,195	7,246,182
Deutsche Post AG	170,993	8,467,176
Deutsche Telekom AG (Registered)	642,328	15,422,882
Infineon Technologies AG	241,906	10,094,571
Mercedes-Benz Group AG	148,155	10,230,410

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	25,279	$10,467,823
SAP SE	189,266	29,142,979
Siemens AG (Registered)	138,736	26,024,541
Volkswagen AG (Preference) (q)	38,197	4,714,335

		169,833,644

Hong Kong (0.3%)
Prudential plc	449,428	5,082,444

Indonesia (0.0%)†
Nickel Industries Ltd. (x)	229,380	108,636

Ireland (0.1%)
Smurfit Kappa Group plc (x)	42,511	1,690,623

Italy (2.7%)
Coca-Cola HBC AG	32,116	943,590
Enel SpA	1,438,997	10,691,149
Eni SpA	422,738	7,162,630
Ferrari NV	21,729	7,321,055
Intesa Sanpaolo SpA	2,988,400	8,721,023
UniCredit SpA	330,587	8,965,034

		43,804,481

Japan (24.6%)
77 Bank Ltd. (The)	5,460	134,757
ABC-Mart, Inc.	11,100	194,053
Acom Co. Ltd.	36,258	90,594
Adastria Co. Ltd.	4,221	104,028
ADEKA Corp.	5,816	118,382
Advantest Corp.	48,664	1,655,611
Aeon Co. Ltd.	60,540	1,352,919
Aeon Delight Co. Ltd.	2,300	58,071
AEON Financial Service Co. Ltd.	11,478	102,976
Aeon Hokkaido Corp.	6,749	44,323
Aeon Mall Co. Ltd.	9,610	120,773
AGC, Inc.	16,996	631,142
Ai Holdings Corp. (x)	4,238	70,303
Aica Kogyo Co. Ltd.	4,388	106,183
Aichi Financial Group, Inc.	5,726	93,565
Aichi Steel Corp.	2,010	45,261
Aiful Corp.	20,636	55,615
Air Water, Inc.	14,881	203,321
Airtrip Corp. (x)	2,812	36,935
Aisan Industry Co. Ltd.	7,700	64,276
Aisin Corp.	13,560	474,408
Ajinomoto Co., Inc.	40,815	1,574,706
Alfresa Holdings Corp.	21,104	358,693
Alpen Co. Ltd. (x)	4,000	55,092
Alpha Systems, Inc.	3,196	68,680
Alps Alpine Co. Ltd.	16,017	139,552
Amada Co. Ltd.	27,419	285,858
Amano Corp.	5,299	125,598
Amvis Holdings, Inc.	4,377	93,283
ANA Holdings, Inc.*	45,238	981,761
Anritsu Corp.	11,754	113,414
Aozora Bank Ltd. (x)	10,221	222,035
Appier Group, Inc.*	8,814	115,645
Arclands Corp.	3,733	44,478
ARE Holdings, Inc.	5,730	79,285
Argo Graphics, Inc.	3,309	86,011
Ariake Japan Co. Ltd.	1,540	50,733
Artience Co. Ltd.	1,695	31,604
As One Corp.	2,954	117,322
Asahi Group Holdings Ltd.	40,028	1,492,675
Asahi Intecc Co. Ltd.	21,990	447,364
Asahi Kasei Corp.	115,868	853,807
Asics Corp.	15,186	475,828
ASKUL Corp.	4,548	69,349
Astellas Pharma, Inc.	149,430	1,786,801
Autobacs Seven Co. Ltd.	5,122	56,669
Awa Bank Ltd. (The)	2,224	37,193
Axial Retailing, Inc.	2,129	62,738
Azbil Corp.	11,832	391,547
AZ-COM MARUWA Holdings, Inc.	4,260	46,195
Bandai Namco Holdings, Inc.	47,836	958,925
Base Co. Ltd.	2,953	77,281
BayCurrent Consulting, Inc.	13,549	475,752
Belluna Co. Ltd.	28,867	127,342
Benefit One, Inc.	5,872	88,392
Benesse Holdings, Inc.	5,297	97,938
Bic Camera, Inc.	10,045	95,748
BIPROGY, Inc.	5,369	168,114
BML, Inc.	2,892	61,532
Bridgestone Corp.	50,963	2,110,808
Brother Industries Ltd.	22,856	364,804
Bunka Shutter Co. Ltd.	6,786	67,475
Calbee, Inc.	7,612	152,969
Canon Electronics, Inc.	2,833	41,068
Canon Marketing Japan, Inc.	5,165	156,635
Canon, Inc.	86,583	2,222,911
Capcom Co. Ltd.	17,402	562,294
Casio Computer Co. Ltd.	17,200	149,250
Central Glass Co. Ltd.	3,878	73,297
Central Japan Railway Co.	67,460	1,714,728
Change Holdings, Inc.	12,222	123,087
Chiba Bank Ltd. (The)	45,706	330,153
Chiyoda Co. Ltd.	15,392	93,880
Chofu Seisakusho Co. Ltd.	3,200	46,162
Chubu Electric Power Co., Inc.	61,364	792,727
Chudenko Corp.	4,078	74,590
Chugai Pharmaceutical Co. Ltd.	54,313	2,057,731
Chugin Financial Group, Inc.	13,443	95,483
Chugoku Electric Power Co., Inc. (The)	24,265	173,211
CKD Corp.	4,836	87,117
Cleanup Corp.	10,500	51,011
Coca-Cola Bottlers Japan Holdings, Inc.	14,253	204,647
COLOPL, Inc.	27,430	114,973
Colowide Co. Ltd. (x)	5,764	90,834
COMSYS Holdings Corp.	10,500	231,596
Comture Corp.	3,705	48,585
Concordia Financial Group Ltd.	96,536	441,327
Cosel Co. Ltd.	4,700	45,833
Cosmo Energy Holdings Co. Ltd. (x)	6,503	261,319
Cosmos Pharmaceutical Corp.	1,993	230,184
Create Restaurants Holdings, Inc.	11,134	86,387
Create SD Holdings Co. Ltd.	2,762	60,039
Credit Saison Co. Ltd.	13,432	247,635
Curves Holdings Co. Ltd.	10,714	49,543
CyberAgent, Inc.	39,456	247,677

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Cybozu, Inc.	6,019	$93,060
Dai Nippon Printing Co. Ltd.	21,778	644,536
Daicel Corp.	29,000	280,950
Daido Steel Co. Ltd.	12,955	137,911
Daiei Kankyo Co. Ltd.	5,958	105,343
Daifuku Co. Ltd.	27,252	551,322
Daihen Corp.	2,153	98,488
Daiho Corp.	1,428	37,624
Dai-ichi Life Holdings, Inc.	81,738	1,734,469
Daiichi Sankyo Co. Ltd.	148,406	4,075,376
Daiichikosho Co. Ltd.	6,298	93,197
Daiki Aluminium Industry Co. Ltd.	6,333	53,000
Daikin Industries Ltd.	20,859	3,400,313
Daikokutenbussan Co. Ltd.	1,840	98,264
Daio Paper Corp.	8,061	64,202
Daiseki Co. Ltd.	2,316	64,306
Daishi Hokuetsu Financial Group, Inc.	3,188	86,709
Daito Trust Construction Co. Ltd.	6,252	724,966
Daiwa House Industry Co. Ltd.	48,911	1,481,899
Daiwa Securities Group, Inc.	131,703	886,520
Daiwabo Holdings Co. Ltd.	8,725	191,022
DCM Holdings Co. Ltd.	10,117	92,775
Denka Co. Ltd.	5,919	104,779
Denso Corp.	141,704	2,137,620
Dentsu Group, Inc.	18,243	468,108
Dentsu Soken, Inc.	2,820	116,800
Descente Ltd.	2,954	77,935
Dexerials Corp.	5,453	159,568
DIC Corp.	8,900	174,939
Digital Arts, Inc.	1,151	41,877
Digital Garage, Inc.	3,387	88,038
dip Corp.	2,786	63,426
Direct Marketing MiX, Inc.	5,296	16,602
Disco Corp.	8,440	2,093,838
DMG Mori Co. Ltd.	11,229	215,063
Doutor Nichires Holdings Co. Ltd.	5,044	77,950
Dowa Holdings Co. Ltd.	5,600	204,618
DTS Corp.	4,573	114,325
Duskin Co. Ltd.	4,370	103,857
DyDo Group Holdings, Inc.	2,123	88,082
Earth Corp.	1,236	40,060
East Japan Railway Co.	31,207	1,799,161
Ebara Corp.	8,388	496,617
EDION Corp. (x)	8,339	92,971
eGuarantee, Inc.	2,719	39,493
Eiken Chemical Co. Ltd.	5,967	72,323
Eisai Co. Ltd.	21,105	1,055,549
Eizo Corp.	2,633	92,155
Elan Corp.	9,238	73,118
Elecom Co. Ltd.	4,016	50,015
Electric Power Development Co. Ltd.	14,178	230,116
Elematec Corp.	7,571	94,127
ENEOS Holdings, Inc.	269,697	1,071,902
en-Japan, Inc.	2,579	49,842
ES-Con Japan Ltd.*	14,514	95,834
euglena Co. Ltd.*	9,207	45,513
Exedy Corp.	3,400	62,550
EXEO Group, Inc.	9,800	217,894
Ezaki Glico Co. Ltd.	4,571	135,347
Fancl Corp.	6,642	111,689
FANUC Corp.	85,695	2,520,405
Fast Retailing Co. Ltd.	8,175	2,028,676
Food & Life Cos. Ltd.	9,290	190,873
FP Corp.	3,160	66,584
Fudo Tetra Corp.	6,411	102,803
Fuji Co. Ltd.	3,941	53,637
Fuji Corp.	5,877	101,076
Fuji Electric Co. Ltd.	9,979	429,522
Fuji Kyuko Co. Ltd.	2,194	65,664
Fuji Media Holdings, Inc.	20,394	226,865
Fuji Oil Holdings, Inc.	4,030	69,382
Fuji Seal International, Inc.	4,473	54,374
Fuji Soft, Inc.	3,706	155,337
FUJIFILM Holdings Corp.	32,754	1,968,260
Fujikura Ltd.	21,309	163,898
Fujimi, Inc.	3,771	83,845
Fujimori Kogyo Co. Ltd.	2,520	67,557
Fujitec Co. Ltd.	6,579	166,855
Fujitsu Ltd.	15,786	2,381,895
Fukui Computer Holdings, Inc.	1,895	33,868
Fukuoka Financial Group, Inc.	16,400	386,970
Fukushima Galilei Co. Ltd.	2,372	82,095
Fukuyama Transporting Co. Ltd.	2,128	61,199
FULLCAST Holdings Co. Ltd.	4,492	58,396
Funai Soken Holdings, Inc.	3,831	69,664
Furukawa Electric Co. Ltd.	7,000	110,064
Fuso Chemical Co. Ltd.	1,687	49,952
Futaba Industrial Co. Ltd.	9,500	54,574
Future Corp.	8,216	102,846
Fuyo General Lease Co. Ltd.	2,579	223,971
G-7 Holdings, Inc.	5,406	45,970
Genky DrugStores Co. Ltd.	1,906	73,807
Geo Holdings Corp.	6,023	90,644
giftee, Inc.*	4,332	55,794
Giken Ltd.	5,478	70,320
GLOBERIDE, Inc.	2,998	42,674
Glory Ltd.	4,557	87,003
GMO GlobalSign Holdings KK	3,313	64,310
GMO internet group, Inc.	7,656	139,165
GMO Payment Gateway, Inc. (x)	3,903	271,217
Goldwin, Inc.	2,916	209,600
Gree, Inc.	19,104	77,229
GS Yuasa Corp.	5,471	77,021
G-Tekt Corp.	7,944	96,680
GungHo Online Entertainment, Inc.*	5,621	93,743
Gunma Bank Ltd. (The)	29,571	144,709
Gunze Ltd.	2,242	79,504
H.U. Group Holdings, Inc.	5,420	102,384
H2O Retailing Corp.	9,400	101,800
Hachijuni Bank Ltd. (The)	43,000	239,611
Hakuhodo DY Holdings, Inc.	27,115	207,786
Hamamatsu Photonics KK	13,362	549,643
Hankyu Hanshin Holdings, Inc.	22,548	717,858
Hanwa Co. Ltd.	3,585	127,001
Haseko Corp.	16,475	214,058
Hazama Ando Corp.	13,966	110,539
Heiwa Corp.	4,550	67,734
Heiwa Real Estate Co. Ltd.	3,878	103,688
Heiwado Co. Ltd.	2,453	37,108
Hikari Tsushin, Inc.	1,831	303,608

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hino Motors Ltd.*	22,963	$75,468
Hioki EE Corp.	1,430	64,096
Hirogin Holdings, Inc.	36,500	233,678
Hirose Electric Co. Ltd.	2,789	315,790
HIS Co. Ltd.*	3,292	42,516
Hisamitsu Pharmaceutical Co., Inc.	5,579	170,575
Hitachi Construction Machinery Co. Ltd.	6,567	173,583
Hitachi Ltd.	83,433	6,017,827
Hitachi Zosen Corp.	13,019	86,516
Hokkaido Electric Power Co., Inc.	22,712	100,609
Hokkaido Gas Co. Ltd.	6,574	102,666
Hokkoku Financial Holdings, Inc.	1,084	35,518
Hokuetsu Corp. (x)	13,526	135,932
Hokuhoku Financial Group, Inc.	10,686	115,462
Hokuriku Electric Power Co.*	21,850	113,682
Honda Motor Co. Ltd.	416,277	4,328,100
Horiba Ltd.	3,816	298,514
Hoshizaki Corp.	11,077	405,450
Hosiden Corp.	6,570	80,145
House Foods Group, Inc.	8,400	185,574
Hoya Corp.	33,736	4,217,000
Hulic Co. Ltd.	40,493	424,028
Hyakugo Bank Ltd. (The)	17,673	66,932
Hyakujushi Bank Ltd. (The)	2,900	49,485
Ibiden Co. Ltd.	10,054	557,248
Ichibanya Co. Ltd.	1,268	47,483
Ichigo, Inc.	44,705	107,165
Idec Corp.	3,977	80,979
Idemitsu Kosan Co. Ltd.	93,600	509,489
IDOM, Inc.	10,714	73,706
IHI Corp.	10,832	212,107
Iida Group Holdings Co. Ltd.	15,482	231,846
Inaba Denki Sangyo Co. Ltd.	6,062	146,176
Inabata & Co. Ltd.	2,307	51,376
Infocom Corp.	2,107	37,029
Infomart Corp.	19,428	68,342
INFRONEER Holdings, Inc.	20,727	206,315
Inpex Corp.	88,887	1,200,605
Insource Co. Ltd.	9,158	57,416
Intage Holdings, Inc. (x)	6,863	79,095
Internet Initiative Japan, Inc.	9,252	189,240
IR Japan Holdings Ltd. (x)	6,362	68,493
Iriso Electronics Co. Ltd.	1,764	46,289
Iseki & Co. Ltd.	4,100	31,433
Isetan Mitsukoshi Holdings Ltd.	35,742	388,853
Isuzu Motors Ltd.	53,195	685,121
Ito En Ltd.	6,216	188,772
ITOCHU Corp.	120,803	4,940,928
Itochu Enex Co. Ltd.	814	8,873
Itoham Yonekyu Holdings, Inc.	2,537	69,363
Iwatani Corp.	3,794	173,098
Iyogin Holdings, Inc.	24,000	161,226
Izumi Co. Ltd.	3,455	88,678
J Front Retailing Co. Ltd.	22,829	207,728
JAC Recruitment Co. Ltd.	16,260	74,957
JAFCO Group Co. Ltd.	5,476	64,081
Japan Airlines Co. Ltd.	40,833	803,628
Japan Airport Terminal Co. Ltd.	6,373	280,728
Japan Cash Machine Co. Ltd.	6,102	57,082
Japan Display, Inc. (x)*	231,888	34,537
Japan Elevator Service Holdings Co. Ltd.	4,050	67,155
Japan Exchange Group, Inc.	46,186	977,112
Japan Lifeline Co. Ltd.	7,771	69,608
Japan Material Co. Ltd.	5,450	97,018
Japan Petroleum Exploration Co. Ltd.	2,810	104,428
Japan Post Bank Co. Ltd.	183,826	1,872,157
Japan Post Holdings Co. Ltd.	214,625	1,917,164
Japan Post Insurance Co. Ltd.	19,609	348,234
Japan Pulp & Paper Co. Ltd.	2,543	89,817
Japan Securities Finance Co. Ltd.	6,741	74,103
Japan Steel Works Ltd. (The)	5,779	100,415
Japan Tobacco, Inc.	103,866	2,685,047
Japan Wool Textile Co. Ltd. (The)	5,449	51,862
JCR Pharmaceuticals Co. Ltd.	5,088	42,292
JCU Corp.	1,541	43,498
Jeol Ltd.	3,266	143,380
JFE Holdings, Inc.	47,231	732,750
JGC Holdings Corp.	18,595	214,634
JMDC, Inc.	2,736	82,720
Joyful Honda Co. Ltd.	6,398	83,764
JSR Corp.	18,532	528,359
JTEKT Corp.	17,798	150,652
Juroku Financial Group, Inc.	3,200	84,539
Justsystems Corp.	2,992	69,495
JVCKenwood Corp.	19,300	101,428
K&O Energy Group, Inc.	2,655	41,783
Kadokawa Corp.	9,702	197,549
Kagome Co. Ltd.	8,701	193,705
Kajima Corp.	40,971	684,739
Kakaku.com, Inc.	13,130	162,589
Kaken Pharmaceutical Co. Ltd.	2,834	67,433
Kameda Seika Co. Ltd.	1,676	48,794
Kamigumi Co. Ltd.	8,622	205,827
Kanamoto Co. Ltd.	2,948	61,176
Kandenko Co. Ltd.	11,505	112,439
Kaneka Corp.	6,200	157,506
Kanematsu Corp.	8,108	118,745
Kansai Electric Power Co., Inc. (The)	65,172	865,262
Kansai Paint Co. Ltd.	18,311	312,845
Kao Corp.	38,946	1,602,034
Kappa Create Co. Ltd.*	4,080	49,307
Katitas Co. Ltd. (x)	5,812	90,230
Kato Sangyo Co. Ltd.	2,563	83,525
Kawasaki Heavy Industries Ltd.	12,529	277,149
Kawasaki Kisen Kaisha Ltd. (x)	14,332	614,955
KDDI Corp.	131,637	4,188,111
KeePer Technical Laboratory Co. Ltd.	2,208	109,147
Keihan Holdings Co. Ltd.	8,105	211,880
Keihanshin Building Co. Ltd.	3,858	38,908
Keikyu Corp.	24,606	224,857
Keio Corp.	8,634	271,818
Keisei Electric Railway Co. Ltd.	10,951	517,571
Keiyo Bank Ltd. (The)	17,682	85,400
Kewpie Corp.	13,000	229,067
Key Coffee, Inc.	4,000	59,177
Keyence Corp.	17,078	7,524,010
KH Neochem Co. Ltd.	3,353	53,957
Kikkoman Corp.	12,176	745,586

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Kinden Corp.	15,000	$254,894
Kintetsu Department Store Co. Ltd.	2,816	52,945
Kintetsu Group Holdings Co. Ltd.	17,144	543,744
Kirin Holdings Co. Ltd.	70,527	1,033,396
Kissei Pharmaceutical Co. Ltd.	3,193	69,974
Ki-Star Real Estate Co. Ltd.	2,056	45,859
Kitano Construction Corp.	2,956	66,458
Kitz Corp.	6,541	55,946
Kiyo Bank Ltd. (The)	3,600	40,315
Koa Corp.	2,679	29,412
Kobayashi Pharmaceutical Co. Ltd.	4,615	222,240
Kobe Bussan Co. Ltd.	14,292	422,273
Kobe Steel Ltd. (x)	33,016	427,218
Koei Tecmo Holdings Co. Ltd.	11,028	125,805
Kohnan Shoji Co. Ltd.	2,315	64,442
Koito Manufacturing Co. Ltd.	19,178	298,891
Kokusai Electric Corp.*	6,632	144,164
Kokuyo Co. Ltd.	7,982	129,863
Komatsu Ltd.	81,280	2,125,962
KOMEDA Holdings Co. Ltd.	4,896	95,316
Komeri Co. Ltd.	3,475	76,154
Komori Corp.	7,900	63,928
Konami Group Corp.	7,496	392,503
Konica Minolta, Inc.*	43,791	128,205
Konoike Transport Co. Ltd.	6,036	83,477
Kosaido Holdings Co. Ltd.	14,890	80,258
Kose Corp.	3,360	252,000
Koshidaka Holdings Co. Ltd.	10,956	84,540
Kotobuki Spirits Co. Ltd.	8,160	125,062
K’s Holdings Corp.	17,800	166,765
Kubota Corp.	90,523	1,362,660
Kumagai Gumi Co. Ltd.	3,271	83,631
Kumiai Chemical Industry Co. Ltd.	9,350	53,514
Kura Sushi, Inc. (x)	3,446	83,339
Kuraray Co. Ltd.	28,183	284,928
Kureha Corp.	3,963	80,946
Kurita Water Industries Ltd.	9,006	352,575
Kusuri no Aoki Holdings Co. Ltd.	4,806	109,311
KYB Corp.	1,923	66,896
Kyocera Corp.	104,876	1,530,743
Kyoei Steel Ltd.	7,738	109,704
Kyoritsu Maintenance Co. Ltd. (x)	2,670	113,428
Kyoto Financial Group, Inc.	21,664	337,482
Kyowa Kirin Co. Ltd.	20,521	344,927
Kyudenko Corp.	3,588	129,422
Kyushu Electric Power Co., Inc.*	39,593	286,698
Kyushu Financial Group, Inc.	34,349	198,493
Kyushu Railway Co.	11,748	258,873
Lasertec Corp.	8,220	2,166,932
Lawson, Inc.	5,088	262,808
Life Corp.	3,042	71,304
Link And Motivation, Inc.	10,606	41,897
Lintec Corp.	4,900	95,567
Lion Corp.	21,636	200,785
LITALICO, Inc.	3,942	57,648
Lixil Corp.	29,006	362,164
LY Corp.	255,834	906,668
M&A Capital Partners Co. Ltd.	1,564	26,976
M&A Research Institute Holdings, Inc.*	1,754	55,668
M3, Inc.	33,824	559,655
Mabuchi Motor Co. Ltd.	9,052	150,161
Macnica Holdings, Inc.	4,581	241,623
Maeda Kosen Co. Ltd.	3,173	68,298
Makino Milling Machine Co. Ltd.	2,098	87,342
Makita Corp.	22,583	623,035
Mandom Corp.	4,260	38,582
Mani, Inc.	6,795	102,841
Marubeni Corp.	149,832	2,368,089
Maruha Nichiro Corp.	3,726	73,357
Marui Group Co. Ltd.	15,023	251,928
Maruichi Steel Tube Ltd.	7,800	202,966
MARUKA FURUSATO Corp.	3,674	68,607
Maruwa Co. Ltd.	889	185,996
Marvelous, Inc.	10,228	51,720
Matsuda Sangyo Co. Ltd.	4,000	67,972
Matsui Securities Co. Ltd.	14,747	76,559
MatsukiyoCocokara & Co.	34,299	607,409
Matsuya Co. Ltd.	7,173	47,922
Matsuyafoods Holdings Co. Ltd.	3,039	118,758
Maxell Ltd.	5,700	63,064
Mazda Motor Corp.	57,715	623,609
Mebuki Financial Group, Inc.	104,665	318,375
Media Do Co. Ltd. (x)*	9,544	97,674
Medipal Holdings Corp.	17,687	286,693
Medley, Inc.*	1,414	44,125
MedPeer, Inc. (x)	9,655	49,028
Megachips Corp.	3,355	111,357
Megmilk Snow Brand Co. Ltd.	3,437	51,531
Meidensha Corp.	4,400	75,986
Meiji Holdings Co. Ltd.	21,858	519,166
Meiko Electronics Co. Ltd.	2,286	67,607
MEITEC Group Holdings, Inc.	5,817	116,629
Melco Holdings, Inc.	2,177	53,190
Menicon Co. Ltd.	4,964	82,698
Mercari, Inc. (x)*	10,481	194,196
METAWATER Co. Ltd.	3,652	56,645
Milbon Co. Ltd.	2,308	60,466
Mimasu Semiconductor Industry Co. Ltd.	3,269	74,190
Minebea Mitsumi, Inc.	30,892	635,039
Mirait One Corp.	7,953	104,856
Miroku Jyoho Service Co. Ltd.	2,998	37,337
MISUMI Group, Inc.	26,577	450,395
Mitani Sekisan Co. Ltd.	1,611	54,614
Mitsubishi Chemical Group Corp.	125,208	767,232
Mitsubishi Corp.	356,097	5,691,238
Mitsubishi Electric Corp.	190,940	2,707,015
Mitsubishi Estate Co. Ltd.	109,351	1,506,872
Mitsubishi Gas Chemical Co., Inc.	14,524	232,333
Mitsubishi HC Capital, Inc.	74,540	500,528
Mitsubishi Heavy Industries Ltd.	30,840	1,802,500
Mitsubishi Logistics Corp.	4,016	121,021
Mitsubishi Materials Corp.	14,300	248,222
Mitsubishi Motors Corp.	75,000	238,830
Mitsubishi Pencil Co. Ltd.	3,972	58,763
Mitsubishi Research Institute, Inc.	2,488	81,698
Mitsubishi Shokuhin Co. Ltd.	3,000	102,340
Mitsubishi UFJ Financial Group, Inc.	1,052,892	9,046,657
Mitsui & Co. Ltd.	135,405	5,087,771
Mitsui Chemicals, Inc.	14,798	438,902
Mitsui Fudosan Co. Ltd.	77,361	1,897,265

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Mitsui High-Tec, Inc.	1,832	$95,628
Mitsui Mining & Smelting Co. Ltd.	5,900	181,394
Mitsui OSK Lines Ltd.	36,801	1,178,937
Mitsui-Soko Holdings Co. Ltd.	3,314	110,584
Mitsuuroko Group Holdings Co. Ltd.	1,749	19,686
Miura Co. Ltd.	8,004	159,399
MIXI, Inc.	3,456	57,870
Mizuho Financial Group, Inc.	225,803	3,863,473
Mizuho Leasing Co. Ltd.	1,996	68,515
Mochida Pharmaceutical Co. Ltd.	2,534	58,767
Modec, Inc.*	6,780	111,461
Monex Group, Inc.	14,185	72,333
Money Forward, Inc.*	4,020	123,223
MonotaRO Co. Ltd.	23,996	261,999
Morinaga & Co. Ltd.	8,494	154,127
Morinaga Milk Industry Co. Ltd.	7,816	151,220
Morita Holdings Corp.	3,388	37,340
MOS Food Services, Inc.	3,648	84,991
MS&AD Insurance Group Holdings, Inc.	37,455	1,473,230
Murata Manufacturing Co. Ltd.	157,395	3,341,016
Musashi Seimitsu Industry Co. Ltd.	5,616	60,143
Nabtesco Corp.	11,042	225,343
Nachi-Fujikoshi Corp.	2,183	56,897
Nagase & Co. Ltd.	11,432	183,236
Nagawa Co. Ltd.	1,145	57,900
Nagoya Railroad Co. Ltd.	17,631	282,971
Nankai Electric Railway Co. Ltd.	9,800	199,128
Nanto Bank Ltd. (The)	2,711	46,933
NEC Corp.	22,530	1,334,223
NEC Networks & System Integration Corp.	6,683	112,758
NET One Systems Co. Ltd.	7,723	131,647
Nexon Co. Ltd.	38,447	700,635
Nextage Co. Ltd. (x)	4,194	76,979
NGK Insulators Ltd.	22,442	268,269
NH Foods Ltd.	6,942	235,339
NHK Spring Co. Ltd.	25,000	212,234
Nichias Corp.	4,359	104,802
Nichicon Corp.	10,871	100,075
Nichiha Corp.	3,077	64,704
Nichirei Corp.	9,587	236,207
Nidec Corp.	37,875	1,529,774
Nifco, Inc.	5,877	151,927
Nihon Kohden Corp.	7,968	252,207
Nihon M&A Center Holdings, Inc.	30,043	165,705
Nihon Parkerizing Co. Ltd.	12,170	98,223
Nihon Yamamura Glass Co. Ltd.*	5,562	55,265
Nikkon Holdings Co. Ltd.	5,491	119,945
Nikon Corp.	26,926	266,587
Nintendo Co. Ltd.	107,772	5,624,781
Nippn Corp.	4,887	77,048
Nippon Ceramic Co. Ltd.	1,836	36,525
Nippon Chemi-Con Corp.*	3,503	32,645
Nippon Densetsu Kogyo Co. Ltd.	4,340	61,283
Nippon Electric Glass Co. Ltd.	6,101	131,150
Nippon Express Holdings, Inc.	6,057	344,261
Nippon Gas Co. Ltd.	8,442	139,353
Nippon Kanzai Holdings Co. Ltd.	4,458	81,287
Nippon Kayaku Co. Ltd.	10,745	102,535
Nippon Light Metal Holdings Co. Ltd.	5,252	65,296
Nippon Paint Holdings Co. Ltd.	92,331	746,506
Nippon Paper Industries Co. Ltd.*	9,600	86,060
Nippon Parking Development Co. Ltd.	46,787	63,710
Nippon Pillar Packing Co. Ltd.	3,146	99,400
Nippon Sanso Holdings Corp.	15,957	427,331
Nippon Sharyo Ltd.	3,791	55,306
Nippon Shinyaku Co. Ltd.	4,816	170,644
Nippon Shokubai Co. Ltd.	2,462	94,883
Nippon Signal Co. Ltd.	8,900	61,227
Nippon Soda Co. Ltd.	950	36,585
Nippon Steel Corp.	79,924	1,830,883
Nippon Telegraph & Telephone Corp.	5,067,265	6,192,126
Nippon Television Holdings, Inc.	13,631	148,829
Nippon Yusen KK	48,607	1,506,817
Nipro Corp.	13,900	109,130
Nishimatsu Construction Co. Ltd.	3,295	91,746
Nishimatsuya Chain Co. Ltd.	6,093	89,494
Nishi-Nippon Financial Holdings, Inc.	10,611	122,741
Nishi-Nippon Railroad Co. Ltd.	5,600	94,902
Nishio Holdings Co. Ltd.	3,957	115,062
Nissan Chemical Corp.	9,008	351,759
Nissan Motor Co. Ltd.	236,553	929,771
Nissan Shatai Co. Ltd.	15,341	100,206
Nissha Co. Ltd.	6,603	68,980
Nisshin Oillio Group Ltd. (The)	2,383	72,504
Nisshin Seifun Group, Inc.	18,778	252,837
Nisshinbo Holdings, Inc.	12,062	97,993
Nissin Foods Holdings Co. Ltd.	18,948	661,299
Nissui Corp.	20,317	109,380
Niterra Co. Ltd.	12,240	290,722
Nitori Holdings Co. Ltd.	6,542	875,978
Nitta Corp.	1,728	45,038
Nitto Boseki Co. Ltd.	2,757	89,847
Nitto Denko Corp.	12,124	907,150
Noevir Holdings Co. Ltd.	1,781	64,924
NOF Corp.	7,305	362,970
Nohmi Bosai Ltd.	4,847	75,696
Nojima Corp.	7,218	89,739
NOK Corp.	6,744	89,992
Nomura Co. Ltd.	11,318	70,637
Nomura Holdings, Inc.	281,320	1,272,325
Nomura Real Estate Holdings, Inc.	10,820	284,620
Nomura Research Institute Ltd.	37,740	1,097,672
Noritake Co. Ltd.	1,990	96,677
Noritsu Koki Co. Ltd.	4,795	101,953
Noritz Corp.	4,795	51,385
North Pacific Bank Ltd.	40,401	101,719
NPR-RIKEN Corp.	3,200	50,496
NS Solutions Corp.	2,944	95,523
NS United Kaiun Kaisha Ltd.	3,102	105,490
NSD Co. Ltd.	5,948	114,362
NSK Ltd.	30,498	165,035
NTN Corp.	37,117	68,443
NTT Data Group Corp.	44,542	631,486
Obara Group, Inc.	1,415	37,884
Obayashi Corp.	56,756	491,080

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
OBIC Business Consultants Co. Ltd.	3,287	$150,363
Obic Co. Ltd.	5,591	963,357
Odakyu Electric Railway Co. Ltd.	28,087	428,476
Ogaki Kyoritsu Bank Ltd. (The)	2,098	28,063
Ohsho Food Service Corp.	741	42,410
Oiles Corp.	4,560	64,066
Oita Bank Ltd. (The)	2,100	37,487
Oji Holdings Corp.	68,133	262,385
Okamoto Industries, Inc.	2,906	102,534
Okamura Corp.	6,912	106,866
Oki Electric Industry Co. Ltd.	8,423	54,421
Okinawa Electric Power Co., Inc. (The)	3,807	30,105
OKUMA Corp.	1,173	50,539
Okumura Corp.	2,739	91,009
Olympus Corp.	106,520	1,541,518
Omron Corp.	13,100	611,612
Ono Pharmaceutical Co. Ltd.	36,152	645,095
Onward Holdings Co. Ltd.	15,000	51,170
Open Door, Inc. (x)*	4,483	24,863
Open House Group Co. Ltd.	5,846	173,431
Open Up Group, Inc. (x)	4,768	79,433
Optex Group Co. Ltd.	5,977	75,709
Optorun Co. Ltd.	5,119	59,213
Oracle Corp.	3,300	254,404
Organo Corp.	3,220	133,367
Orient Corp.	6,542	49,645
Oriental Land Co. Ltd.	94,115	3,504,949
ORIX Corp.	101,966	1,920,721
Osaka Gas Co. Ltd.	34,309	716,596
Osaka Organic Chemical Industry Ltd.	3,454	66,483
Osaka Soda Co. Ltd. (x)	1,925	132,156
OSAKA Titanium Technologies Co. Ltd. (x)	2,564	49,316
OSG Corp.	7,610	109,131
Otsuka Corp.	9,530	392,893
Otsuka Holdings Co. Ltd.	36,212	1,358,335
Outsourcing, Inc.*	8,818	108,818
Pan Pacific International Holdings Corp.	39,509	942,612
Panasonic Holdings Corp.	204,905	2,029,431
Paramount Bed Holdings Co. Ltd.	5,153	101,269
Park24 Co. Ltd.*	10,900	139,651
Pasona Group, Inc.	3,788	70,978
Penta-Ocean Construction Co. Ltd.	29,322	164,682
PeptiDream, Inc.*	8,788	92,648
Persol Holdings Co. Ltd.	180,660	310,197
Pharma Foods International Co. Ltd.	3,751	26,656
PHC Holdings Corp.	4,990	50,856
Pigeon Corp.	10,057	115,834
Pilot Corp.	3,440	102,492
Piolax, Inc.	4,502	74,395
Pola Orbis Holdings, Inc.	8,224	92,389
Pressance Corp.	6,138	69,433
Prestige International, Inc.	10,559	44,932
Prima Meat Packers Ltd.	3,652	60,815
Raito Kogyo Co. Ltd.	6,051	81,109
Raksul, Inc.*	3,788	34,065
Rakus Co. Ltd.	8,231	152,507
Rakuten Bank Ltd.*	6,982	104,581
Rakuten Group, Inc.*	152,699	680,106
Recruit Holdings Co. Ltd.	129,913	5,494,122
Relo Group, Inc.	8,730	105,224
Renesas Electronics Corp.*	114,005	2,060,984
Rengo Co. Ltd.	15,192	101,280
RENOVA, Inc.*	5,261	44,364
Resona Holdings, Inc.	209,322	1,063,682
Resonac Holdings Corp.	14,151	282,016
Resorttrust, Inc.	7,178	124,521
Restar Holdings Corp.	5,506	110,120
Ricoh Co. Ltd.	46,040	353,626
Ricoh Leasing Co. Ltd.	1,550	53,371
Rinnai Corp.	11,100	257,268
Riso Kyoiku Co. Ltd.	22,934	36,922
Rohm Co. Ltd.	30,360	581,900
Rohto Pharmaceutical Co. Ltd.	16,720	337,127
Roland Corp.	1,717	53,641
Rorze Corp. (x)	1,360	145,260
Round One Corp. (x)	18,870	74,677
Royal Holdings Co. Ltd.	1,912	34,986
RS Technologies Co. Ltd.	3,414	72,372
Ryohin Keikaku Co. Ltd.	21,429	358,594
Saibu Gas Holdings Co. Ltd.	2,687	37,294
Saizeriya Co. Ltd.	2,656	94,750
Sakai Moving Service Co. Ltd.	3,080	59,416
Sakata Seed Corp.	2,341	65,000
San ju San Financial Group, Inc.	2,610	33,597
San-A Co. Ltd.	1,826	58,989
San-Ai Obbli Co. Ltd.	7,598	86,542
Sangetsu Corp.	3,239	71,212
Sanken Electric Co. Ltd.	2,047	112,875
Sanki Engineering Co. Ltd.	7,418	92,067
Sankyo Co. Ltd.	3,547	206,858
Sankyu, Inc.	4,962	182,327
Sanrio Co. Ltd.	5,173	215,688
Sansan, Inc.*	4,408	49,989
Santen Pharmaceutical Co. Ltd.	30,999	308,891
Sanwa Holdings Corp.	21,000	318,500
Sanyo Chemical Industries Ltd.	1,868	56,106
Sanyo Denki Co. Ltd.	1,435	63,812
Sanyo Special Steel Co. Ltd.	3,355	62,722
Sapporo Holdings Ltd.	6,302	277,914
Sato Holdings Corp.	5,385	80,813
Sawai Group Holdings Co. Ltd.	3,946	145,778
SBI Holdings, Inc.	22,703	510,737
SBS Holdings, Inc.	2,809	48,968
SCREEN Holdings Co. Ltd.	5,568	471,108
SCSK Corp.	12,294	243,787
Secom Co. Ltd.	17,549	1,263,901
Sega Sammy Holdings, Inc.	13,520	189,088
Seibu Holdings, Inc.	22,730	315,480
Seiko Epson Corp.	24,121	361,045
Seiko Group Corp.	4,175	79,769
Seino Holdings Co. Ltd.	10,346	156,878
Seiren Co. Ltd.	5,033	88,488
Sekisui Chemical Co. Ltd.	33,017	475,937
Sekisui House Ltd.	53,648	1,191,670
Sekisui Jushi Corp.	5,073	89,443
Senko Group Holdings Co. Ltd.	10,158	82,273
Senshu Electric Co. Ltd.	4,125	94,787
Seven & i Holdings Co. Ltd.	63,669	2,526,440

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Seven Bank Ltd.	64,776	$137,683
SG Holdings Co. Ltd.	31,903	457,955
Sharp Corp.*	28,919	206,227
Shibuya Corp.	2,975	51,546
SHIFT, Inc.*	1,134	288,084
Shiga Bank Ltd. (The)	2,831	70,072
Shikoku Electric Power Co., Inc.	18,249	131,173
Shikoku Kasei Holdings Corp.	5,724	72,869
Shimadzu Corp.	21,141	591,048
Shimamura Co. Ltd.	2,500	279,433
Shimano, Inc.	7,143	1,106,152
Shimizu Corp.	57,596	382,585
Shimojima Co. Ltd. (x)	5,300	48,414
Shin Nippon Biomedical Laboratories Ltd.	4,508	54,288
Shin-Etsu Chemical Co. Ltd.	154,282	6,474,373
Shinko Electric Industries Co. Ltd.	5,402	210,103
Shinmaywa Industries Ltd.	11,106	92,629
Shionogi & Co. Ltd.	21,278	1,025,871
Ship Healthcare Holdings, Inc.	5,252	89,675
Shiseido Co. Ltd.	35,968	1,084,652
Shizuoka Financial Group, Inc.	40,645	344,474
Shizuoka Gas Co. Ltd.	6,571	47,815
SHO-BOND Holdings Co. Ltd.	4,612	204,989
Shoei Co. Ltd.	4,748	61,960
Shoei Foods Corp.	2,002	68,508
Showa Sangyo Co. Ltd.	2,573	57,756
Siix Corp.	7,281	75,547
Simplex Holdings, Inc.	1,627	31,652
Sinfonia Technology Co. Ltd.	7,390	109,173
Sintokogio Ltd.	7,500	56,702
SKY Perfect JSAT Holdings, Inc.	7,493	37,093
Skylark Holdings Co. Ltd.	24,496	358,753
SMC Corp.	5,135	2,759,061
SMK Corp.	1,620	29,436
SMS Co. Ltd.	6,512	133,912
Snow Peak, Inc.	19,783	129,782
Socionext, Inc.	12,015	218,145
SoftBank Corp.	278,730	3,478,195
SoftBank Group Corp.	84,453	3,769,239
Sohgo Security Services Co. Ltd.	31,635	182,002
Sojitz Corp.	18,298	413,327
Solasto Corp.	7,031	30,717
Sompo Holdings, Inc.	26,502	1,296,155
Sony Group Corp.	120,751	11,484,191
Sosei Group Corp.*	5,980	60,267
Sotetsu Holdings, Inc.	6,169	119,792
Square Enix Holdings Co. Ltd.	8,069	289,740
SRE Holdings Corp. (x)*	4,356	85,081
Stanley Electric Co. Ltd.	13,307	250,379
Starts Corp., Inc.	1,577	32,781
Strike Co. Ltd.	2,743	93,768
Subaru Corp.	52,689	966,339
Sugi Holdings Co. Ltd.	3,272	150,419
SUMCO Corp.	32,710	490,534
Sumitomo Bakelite Co. Ltd.	2,496	131,049
Sumitomo Chemical Co. Ltd.	130,222	317,705
Sumitomo Corp.	109,290	2,384,227
Sumitomo Densetsu Co. Ltd.	4,653	90,486
Sumitomo Electric Industries Ltd.	63,561	809,389
Sumitomo Forestry Co. Ltd.	14,704	438,304
Sumitomo Heavy Industries Ltd.	10,441	263,247
Sumitomo Metal Mining Co. Ltd.	21,852	658,040
Sumitomo Mitsui Construction Co. Ltd.	15,803	44,495
Sumitomo Mitsui Financial Group, Inc.	119,482	5,830,044
Sumitomo Mitsui Trust Holdings, Inc.	62,048	1,190,794
Sumitomo Osaka Cement Co. Ltd.	3,791	99,749
Sumitomo Pharma Co. Ltd.	15,798	52,212
Sumitomo Realty & Development Co. Ltd.	24,192	719,583
Sumitomo Riko Co. Ltd.	10,079	75,485
Sumitomo Rubber Industries Ltd.	16,520	179,494
Sumitomo Warehouse Co. Ltd. (The)	5,783	100,526
Sundrug Co. Ltd.	6,166	198,187
Suntory Beverage & Food Ltd.	12,637	416,752
Suruga Bank Ltd.	11,788	65,127
Suzuken Co. Ltd.	7,488	247,954
Suzuki Motor Corp.	32,070	1,372,187
Sysmex Corp.	15,061	839,357
Systena Corp.	23,296	50,557
T Hasegawa Co. Ltd.	3,525	77,625
T&D Holdings, Inc.	48,636	772,830
Tadano Ltd.	8,952	74,854
Taihei Dengyo Kaisha Ltd.	3,251	103,064
Taiheiyo Cement Corp.	12,822	264,261
Taikisha Ltd.	2,538	73,530
Taisei Corp.	17,402	595,124
Taisho Pharmaceutical Holdings Co. Ltd.	4,317	264,684
Taiyo Holdings Co. Ltd.	3,818	84,348
Taiyo Yuden Co. Ltd.	8,275	218,906
Takamatsu Construction Group Co. Ltd.	3,899	76,570
Takara Bio, Inc.	4,701	41,742
Takara Holdings, Inc.	11,662	102,477
Takara Standard Co. Ltd.	6,958	80,535
Takasago Thermal Engineering Co. Ltd.	4,491	102,560
Takashimaya Co. Ltd.	11,437	155,860
Takeda Pharmaceutical Co. Ltd.	151,513	4,356,267
Takeuchi Manufacturing Co. Ltd.	3,225	98,008
Takuma Co. Ltd.	5,495	69,720
Tamura Corp.	15,075	59,338
TBS Holdings, Inc.	11,930	253,745
TDK Corp.	27,666	1,317,961
TechMatrix Corp.	5,615	69,769
TechnoPro Holdings, Inc.	10,275	270,721
Teijin Ltd.	14,506	137,498
Terumo Corp.	47,491	1,556,762
T-Gaia Corp.	5,533	75,735
THK Co. Ltd.	9,493	186,123
TIS, Inc.	18,861	415,611
TKC Corp.	2,570	68,533
Toagosei Co. Ltd.	10,197	99,222
Tobishima Corp.	6,530	60,669
Tobu Railway Co. Ltd.	17,551	471,636
Tocalo Co. Ltd.	8,849	93,762
Toda Corp.	32,000	211,699

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Toho Bank Ltd. (The)	26,176	$53,280
Toho Co. Ltd.	10,791	364,981
Toho Gas Co. Ltd.	8,185	170,956
Toho Holdings Co. Ltd.	4,972	113,616
Toho Titanium Co. Ltd. (x)	3,893	52,348
Tohoku Electric Power Co., Inc.	41,248	280,516
Tokai Carbon Co. Ltd.	15,000	109,096
Tokai Corp.	2,615	38,761
TOKAI Holdings Corp.	9,977	68,141
Tokai Tokyo Financial Holdings, Inc.	32,730	122,099
Token Corp.	853	55,657
Tokio Marine Holdings, Inc.	167,540	4,193,253
Tokuyama Corp.	6,205	105,221
Tokyo Century Corp.	12,872	139,401
Tokyo Electric Power Co. Holdings, Inc.*	150,110	786,214
Tokyo Electron Ltd.	36,615	6,558,240
Tokyo Gas Co. Ltd.	35,205	808,467
Tokyo Kiraboshi Financial Group, Inc.	4,131	116,459
Tokyo Ohka Kogyo Co. Ltd.	6,882	151,892
Tokyo Seimitsu Co. Ltd.	3,298	202,815
Tokyo Steel Manufacturing Co. Ltd.	9,358	114,752
Tokyo Tatemono Co. Ltd.	19,659	294,467
Tokyotokeiba Co. Ltd.	2,059	64,764
Tokyu Construction Co. Ltd.	14,461	81,741
Tokyu Corp.	46,695	569,944
Tokyu Fudosan Holdings Corp.	57,534	367,810
Tomy Co. Ltd.	9,500	150,417
Topcon Corp.	8,062	86,910
TOPPAN Holdings, Inc.	21,338	595,497
Toray Industries, Inc.	117,437	610,589
Toridoll Holdings Corp.	4,525	130,070
Torii Pharmaceutical Co. Ltd.	2,128	53,653
Toshiba TEC Corp.	2,627	54,422
Tosho Co. Ltd.	11,530	68,362
Tosoh Corp.	24,847	317,372
Totetsu Kogyo Co. Ltd.	1,687	37,928
TOTO Ltd.	12,927	340,411
Towa Pharmaceutical Co. Ltd.	3,403	56,765
Toyo Seikan Group Holdings Ltd.	12,145	196,990
Toyo Suisan Kaisha Ltd.	9,479	489,412
Toyo Tire Corp.	11,244	188,197
Toyobo Co. Ltd.	9,549	71,584
Toyoda Gosei Co. Ltd.	5,066	95,050
Toyota Boshoku Corp.	5,878	93,277
Toyota Industries Corp.	14,488	1,181,645
Toyota Motor Corp.	938,877	17,249,368
Toyota Tsusho Corp.	17,007	1,002,086
TPR Co. Ltd.	4,102	49,573
Trancom Co. Ltd.	1,347	68,592
Transcosmos, Inc.	3,331	71,227
TRE Holdings Corp.	8,081	63,043
Trend Micro, Inc.*	8,105	433,876
Tri Chemical Laboratories, Inc.	2,576	65,953
Trusco Nakayama Corp.	3,910	67,829
TS Tech Co. Ltd.	7,845	94,919
TSI Holdings Co. Ltd.	14,450	75,324
Tsubakimoto Chain Co.	2,593	74,388
Tsugami Corp.	7,561	65,153
Tsumura & Co.	5,969	112,459
Tsuruha Holdings, Inc. (x)	3,954	362,450
TV Asahi Holdings Corp.	4,061	46,284
UACJ Corp.	4,186	114,299
UBE Corp.	10,241	166,325
Uchida Yoko Co. Ltd.	1,541	75,192
Ulvac, Inc.	4,000	191,149
Unicharm Corp.	36,148	1,306,968
United Arrows Ltd.	2,708	36,260
United Super Markets Holdings, Inc.	5,338	38,502
Ushio, Inc.	11,665	167,571
USS Co. Ltd.	17,803	358,080
UT Group Co. Ltd.*	2,834	49,123
V Technology Co. Ltd.	1,336	26,938
Valor Holdings Co. Ltd.	4,076	70,564
ValueCommerce Co. Ltd.	1,542	16,043
Wacoal Holdings Corp.	3,211	76,290
Wacom Co. Ltd.	10,900	50,789
Weathernews, Inc.	1,408	54,023
Welcia Holdings Co. Ltd.	9,748	170,486
West Japan Railway Co.	21,636	902,421
WingArc1st, Inc.	5,403	117,831
Wowow, Inc.	3,199	24,231
Xebio Holdings Co. Ltd.	5,148	34,904
Yakult Honsha Co. Ltd.	25,208	566,197
Yamada Holdings Co. Ltd.	65,127	202,494
Yamaguchi Financial Group, Inc.	23,000	206,103
Yamaha Corp.	10,763	248,618
Yamaha Motor Co. Ltd.	78,513	701,327
YA-MAN Ltd. (x)	5,286	37,714
Yamato Holdings Co. Ltd.	23,993	443,360
Yamato Kogyo Co. Ltd.	4,045	213,467
Yamazaki Baking Co. Ltd.	13,933	317,791
Yamazen Corp.	9,283	78,543
Yaoko Co. Ltd.	2,104	120,406
Yaskawa Electric Corp.	19,929	832,495
Yellow Hat Ltd.	3,916	49,019
Yokogawa Bridge Holdings Corp.	4,453	80,122
Yokogawa Electric Corp.	18,255	348,140
Yokohama Rubber Co. Ltd. (The)	9,294	213,103
Yoshinoya Holdings Co. Ltd.	6,683	151,908
Yuasa Trading Co. Ltd.	3,071	103,238
Zenkoku Hosho Co. Ltd.	5,062	190,812
Zenrin Co. Ltd.	13,250	82,131
Zensho Holdings Co. Ltd.	9,793	513,195
Zeon Corp.	14,213	132,100
Zojirushi Corp.	6,115	64,663
ZOZO, Inc.	11,482	258,549
Zuken, Inc.	3,038	87,046

		407,657,141

Jordan (0.0%)†
Hikma Pharmaceuticals plc	26,456	603,289

Mexico (0.0%)†
Fresnillo plc	30,112	228,144

Netherlands (7.2%)
Adyen NV (m)*	5,302	6,828,277
ASML Holding NV	74,677	56,199,126
ING Groep NV	636,277	9,500,906
Koninklijke Ahold Delhaize NV	177,968	5,111,109
Shell plc	1,079,721	35,390,690

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Wolters Kluwer NV	46,034	$6,540,435

		119,570,543

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	77,758	225,730
Auckland International Airport Ltd.	29,777	164,970
Chorus Ltd.	47,221	235,870
Fisher & Paykel Healthcare Corp. Ltd.	17,775	264,422
Fletcher Building Ltd.	26,185	78,691
Spark New Zealand Ltd.	23,852	78,182
Xero Ltd.*	15,421	1,180,120

		2,227,985

Nigeria (0.0%)†
Airtel Africa plc (m)	174,165	289,043

Russia (0.0%)
Evraz plc (r)*	91,874	—

South Africa (0.3%)
Anglo American plc	197,061	4,949,828

Spain (2.8%)
Banco Bilbao Vizcaya Argentaria SA	1,105,033	10,034,907
Banco Santander SA	2,997,922	12,508,467
Iberdrola SA	1,073,857	14,071,701
Industria de Diseno Textil SA	205,873	8,961,394

		45,576,469

United Arab Emirates (0.0%)
NMC Health plc (r)*	14,124	—

United Kingdom (17.8%)
3i Group plc	155,531	4,799,574
Admiral Group plc	50,009	1,710,888
Ashtead Group plc	71,250	4,960,524
Associated British Foods plc	54,867	1,655,390
AstraZeneca plc	241,318	32,605,175
Auto Trader Group plc (m)	146,412	1,346,306
Aviva plc	445,853	2,470,428
B&M European Value Retail SA	152,282	1,087,383
BAE Systems plc	497,837	7,046,877
Barclays plc	2,453,532	4,809,307
Barratt Developments plc	159,589	1,144,442
Beazley plc	108,304	720,619
Berkeley Group Holdings plc	17,038	1,018,116
BP plc	2,724,129	16,186,178
British American Tobacco plc	363,271	10,629,161
BT Group plc	1,028,168	1,619,845
Bunzl plc	55,103	2,240,562
Burberry Group plc	58,272	1,051,754
Centrica plc	892,761	1,600,538
Compass Group plc	279,365	7,641,747
ConvaTec Group plc (m)	265,149	825,328
Croda International plc	22,769	1,465,637
DCC plc	16,137	1,188,478
Dechra Pharmaceuticals plc	18,045	887,381
Diageo plc	360,983	13,141,227
Diploma plc	21,358	975,163
DS Smith plc	208,826	817,971
Entain plc	103,582	1,312,650
Frasers Group plc*	20,478	237,661
Halma plc	61,850	1,800,639
Howden Joinery Group plc	86,149	893,413
HSBC Holdings plc	3,181,467	25,771,158
IMI plc	42,016	901,878
Imperial Brands plc	145,399	3,348,038
Informa plc	227,161	2,261,971
InterContinental Hotels Group plc	26,944	2,435,002
Intermediate Capital Group plc	45,407	972,640
International Consolidated Airlines Group SA*	606,682	1,198,626
Intertek Group plc	26,344	1,425,780
J Sainsbury plc	283,096	1,091,927
JD Sports Fashion plc	400,327	846,804
Kingfisher plc	309,044	958,415
Land Securities Group plc (REIT)	120,462	1,082,198
Legal & General Group plc	968,559	3,100,015
Lloyds Banking Group plc	10,358,099	6,299,128
London Stock Exchange Group plc	73,722	8,714,754
M&G plc	353,593	1,002,373
Marks & Spencer Group plc	320,911	1,114,250
Melrose Industries plc	218,514	1,580,373
National Grid plc	600,065	8,092,355
NatWest Group plc	897,705	2,510,506
Next plc	19,816	2,050,482
Ocado Group plc*	99,053	957,540
Pearson plc	116,631	1,433,415
Phoenix Group Holdings plc	120,180	819,859
Reckitt Benckiser Group plc	116,997	8,082,858
RELX plc	309,620	12,273,837
Rentokil Initial plc	411,536	2,312,280
Rightmove plc	132,952	975,454
Rolls-Royce Holdings plc*	1,367,090	5,222,456
RS Group plc	77,312	807,681
Sage Group plc (The)	167,297	2,500,299
Schroders plc	137,721	754,673
Segro plc (REIT)	199,676	2,256,039
Severn Trent plc	43,095	1,416,672
Smith & Nephew plc	142,611	1,960,488
Smiths Group plc	56,765	1,275,989
Spirax-Sarco Engineering plc	12,010	1,608,163
SSE plc	178,074	4,212,786
St James’s Place plc	88,418	770,431
Standard Chartered plc	358,717	3,047,953
Taylor Wimpey plc	569,732	1,067,890
Tesco plc	1,154,093	4,273,443
Unilever plc	409,435	19,831,680
UNITE Group plc (The) (REIT)	56,653	753,901
United Utilities Group plc	111,389	1,504,299
Virgin Money UK plc (CHDI)	126,437	267,098
Vodafone Group plc	3,568,748	3,118,729
Weir Group plc (The)	42,321	1,017,662
Whitbread plc	31,377	1,462,206
WPP plc	169,970	1,631,392

		294,266,208

United States (5.5%)
Amcor plc (CHDI)	66,710	645,980
Block, Inc. (CRDI)*	3,481	276,827
CSL Ltd.	52,764	10,306,795
Experian plc	149,647	6,107,737
GSK plc	656,996	12,144,554
Haleon plc	899,015	3,685,882
James Hardie Industries plc (CHDI)*	47,817	1,840,721

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Life360, Inc. (CRDI) (m)*	22,324	$115,008
Light & Wonder, Inc. (CRDI)*	1,505	124,095
Newmont Corp. (CRDI)	39,177	1,621,586
News Corp. (CHDI), Class B	3,672	94,236
Reliance Worldwide Corp. Ltd.	85,095	256,887
ResMed, Inc. (CHDI)	55,416	960,697
Sanofi SA	212,381	21,044,951
Schneider Electric SE	106,111	21,293,934
Sims Ltd.	17,845	189,217
Stellantis NV	423,288	9,883,158

		90,592,265

Total Common Stocks (98.6%) (Cost $1,194,868,406)		1,631,286,411

CLOSED END FUNDS:
United Kingdom (0.2%)
F&C Investment Trust plc	83,702	1,026,365
Scottish Mortgage Investment Trust plc	229,832	2,367,079

		3,393,444

United States (0.1%)
Pershing Square Holdings Ltd.	24,785	1,132,265

Total Closed End Funds (0.3%) (Cost $2,746,057)		4,525,709

	Number of Warrants	Value (Note 1)
WARRANT:
Australia (0.0%)
PointsBet Holdings Ltd., expiring 7/8/24 (x)* (Cost $—)	1,293	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.1%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	6,013	6,013
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	1,252,076	1,252,076
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	58,366	58,366

Total Investment Companies		1,316,455

Total Short-Term Investments (0.1%) (Cost $1,316,455)		1,316,455

Total Investments in Securities (99.0%) (Cost $1,198,930,918)		1,637,128,575
Other Assets Less Liabilities (1.0%)		17,222,497

Net Assets (100%)		$1,654,351,072

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $9,950,288 or 0.6% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $7,072,034. This was collateralized by $6,285,279 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 1/15/24 - 11/15/53 and by cash of $1,316,455 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
CRDI	— CREST Depository Interest
CHDI	— Clearing House Electronic Subregister System (CHESS) Depository Interest
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	54	3/2024	EUR	2,708,232	(29,679)
FTSE 100 Index	44	3/2024	GBP	4,350,202	88,017
SPI 200 Index	16	3/2024	AUD	2,067,519	45,589
TOPIX Index	28	3/2024	JPY	4,698,440	33,622

					137,549

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)		Total
Assets:
Closed End Funds	$—	$4,525,709	$—		$4,525,709
Common Stocks
Australia	—	179,147,400	521,564		179,668,964
Austria	—	1,550,299	—		1,550,299
Belgium	—	10,696,318	—		10,696,318
Burkina Faso	—	670,099	—		670,099
Chile	—	1,209,709	—		1,209,709
China	—	8,607,519	—		8,607,519
Finland	—	11,465,497	—		11,465,497
France	—	230,937,263	—		230,937,263
Germany	—	169,833,644	—		169,833,644
Hong Kong	—	5,082,444	—		5,082,444
Indonesia	—	108,636	—		108,636
Ireland	—	1,690,623	—		1,690,623
Italy	—	43,804,481	—		43,804,481
Japan	—	407,657,141	—		407,657,141
Jordan	—	603,289	—		603,289
Mexico	—	228,144	—		228,144
Netherlands	—	119,570,543	—		119,570,543
New Zealand	—	2,227,985	—		2,227,985
Nigeria	—	289,043	—		289,043
Russia	—	—	—	(b)	—	(b)
South Africa	—	4,949,828	—		4,949,828
Spain	—	45,576,469	—		45,576,469
United Arab Emirates	—	—	—	(b)	—	(b)
United Kingdom	—	294,266,208	—		294,266,208
United States	—	90,592,265	—		90,592,265
Futures	167,228	—	—		167,228

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)		Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Short-Term Investments
Investment Companies	$1,316,455	$—		$—	$1,316,455
Warrant
Australia	—	—	(b)	—	— (b)

Total Assets	$1,483,683	$1,635,290,556		$521,564	$1,637,295,803

Liabilities:
Futures	$(29,679)	$—		$—	$(29,679)

Total Liabilities	$(29,679)	$—		$—	$(29,679)

Total	$1,454,004	$1,635,290,556		$521,564	$1,637,266,124

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $437,362 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$167,228	*

Total		$167,228

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	$(29,679	)*

Total		$(29,679)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$53,088	$53,088
Equity contracts	1,539,166	—	1,539,166

Total	$1,539,166	$53,088	$1,592,254

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$496,221	$496,221

Total	$496,221	$496,221

^	The Portfolio held forward foreign currency contracts for hedging and futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$13,182,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$3,210,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$117,148,913
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$150,905,445

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$568,613,996
Aggregate gross unrealized depreciation	(162,628,205)

Net unrealized appreciation	$405,985,791

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,231,280,333

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,198,930,918)	$1,637,128,575
Cash	11,641,649
Foreign cash (Cost $739,359)	745,535
Cash held as collateral at broker for futures	811,843
Dividends, interest and other receivables	5,757,222
Receivable for Portfolio shares sold	783,073
Due from broker for futures variation margin	15,660
Securities lending income receivable	5,030
Other assets	19,586

Total assets	1,656,908,173

LIABILITIES
Payable for return of collateral on securities loaned	1,316,455
Investment management fees payable	453,856
Payable for Portfolio shares repurchased	236,971
Distribution fees payable – Class IB	185,671
Distribution fees payable – Class IA	134,490
Administrative fees payable	129,111
Trustees’ fees payable	2,228
Payable for securities purchased	352
Accrued expenses	97,967

Total liabilities	2,557,101

Commitments and contingent liabilities^
NET ASSETS	$1,654,351,072

Net assets were comprised of:
Paid in capital	$1,289,403,571
Total distributable earnings (loss)	364,947,501

Net assets	$1,654,351,072

Class IA
Net asset value, offering and redemption price per share, $644,525,835 / 60,075,703 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.73

Class IB
Net asset value, offering and redemption price per share, $896,377,984 / 85,112,665 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.53

Class K
Net asset value, offering and redemption price per share, $113,447,253 / 10,569,188 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.73

(x)	Includes value of securities on loan of $7,072,034.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $3,638,378 foreign withholding tax)	$48,445,515
Interest	611,725
Securities lending (net)	163,381

Total income	49,220,621

EXPENSES
Investment management fees	6,236,788
Distribution fees – Class IB	2,093,449
Distribution fees – Class IA	1,532,972
Administrative fees	1,459,729
Custodian fees	266,900
Trustees’ fees	185,883
Printing and mailing expenses	164,136
Professional fees	149,454
Miscellaneous	80,260

Gross expenses	12,169,571
Less: Waiver from investment manager	(900,929)

Net expenses	11,268,642

NET INVESTMENT INCOME (LOSS)	37,951,979

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	13,873,781
Futures contracts	1,539,166
Forward foreign currency contracts	53,088
Foreign currency transactions	(245,659)

Net realized gain (loss)	15,220,376

Change in unrealized appreciation (depreciation) on:
Investments in securities	217,454,982
Futures contracts	496,221
Foreign currency translations	101,761

Net change in unrealized appreciation (depreciation)	218,052,964

NET REALIZED AND UNREALIZED GAIN (LOSS)	233,273,340

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,225,319

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,951,979	$42,291,158
Net realized gain (loss)	15,220,376	(10,768,292)
Net change in unrealized appreciation (depreciation)	218,052,964	(232,383,392)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,225,319	(200,860,526)

Distributions to shareholders:
Class IA	(17,443,512)	(14,205,040)
Class IB	(24,452,812)	(19,744,773)
Class K	(3,285,488)	(2,893,287)

Total distributions to shareholders	(45,181,812)	(36,843,100)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 2,941,247 and 2,681,780 shares, respectively ]	30,223,322	25,074,690
Capital shares issued in reinvestment of dividends [ 1,660,306 and 1,488,691 shares, respectively ]	17,443,512	14,205,040
Capital shares repurchased [ (5,911,892) and (4,945,120) shares , respectively]	(60,303,021)	(46,251,331)

Total Class IA transactions	(12,636,187)	(6,971,601)

Class IB
Capital shares sold [ 7,930,058 and 7,391,067 shares, respectively ]	79,582,821	67,478,725
Capital shares issued in reinvestment of dividends [ 2,370,761 and 2,106,880 shares, respectively ]	24,452,812	19,744,773
Capital shares repurchased [ (11,161,568) and (9,533,066) shares , respectively]	(111,346,017)	(88,442,648)

Total Class IB transactions	(7,310,384)	(1,219,150)

Class K
Capital shares sold [ 664,911 and 1,082,507 shares, respectively ]	6,798,559	10,062,922
Capital shares issued in reinvestment of dividends [ 312,346 and 303,036 shares, respectively ]	3,285,488	2,893,287
Capital shares repurchased [ (1,947,763) and (639,984) shares , respectively]	(19,859,654)	(5,985,922)

Total Class K transactions	(9,775,607)	6,970,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(29,722,178)	(1,220,464)

TOTAL INCREASE (DECREASE) IN NET ASSETS	196,321,329	(238,924,090)
NET ASSETS:
Beginning of year	1,458,029,743	1,696,953,833

End of year	$1,654,351,072	$1,458,029,743

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021		2020		2019
Net asset value, beginning of year	$9.27		$10.78		$10.04		$9.86		$8.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.27		0.26	(cc)	0.17	(aa)	0.25
Net realized and unrealized gain (loss)	1.51		(1.55)		0.83		0.22		1.58

Total from investment operations	1.76		(1.28)		1.09		0.39		1.83

Less distributions:
Dividends from net investment income	(0.30)		(0.23)		(0.35)		(0.18)		(0.27)
Distributions from net realized gains	—		—		—		(0.03)		—

Total dividends and distributions	(0.30)		(0.23)		(0.35)		(0.21)		(0.27)

Net asset value, end of year	$10.73		$9.27		$10.78		$10.04		$9.86

Total return	19.01%		(11.89)%		10.93%		3.93%		22.05%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$644,526		$568,748		$669,881		$619,200		$637,098
Ratio of expenses to average net assets:
After waivers (f)	0.74	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)	0.78	%(k)
Before waivers (f)	0.80%		0.79%		0.79%		0.80%		0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.42%		2.88%		2.37	%(dd)	1.88	%(bb)	2.75%
Before waivers (f)	2.36%		2.86%		2.37	%(dd)	1.88	%(bb)	2.75%
Portfolio turnover rate^	8%		9%		10%		11%		5%

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$9.10		$10.59		$9.87		$9.70		$8.16

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.26		0.25	(cc)	0.16	(aa)	0.25
Net realized and unrealized gain (loss)	1.49		(1.52)		0.82		0.22		1.56

Total from investment operations	1.73		(1.26)		1.07		0.38		1.81

Less distributions:
Dividends from net investment income	(0.30)		(0.23)		(0.35)		(0.18)		(0.27)
Distributions from net realized gains	—		—		—		(0.03)		—

Total dividends and distributions	(0.30)		(0.23)		(0.35)		(0.21)		(0.27)

Net asset value, end of year	$10.53		$9.10		$10.59		$9.87		$9.70

Total return	19.04%		(11.92)%		10.91%		3.89%		22.19%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$896,378		$782,335		$910,733		$841,045		$848,443
Ratio of expenses to average net assets:
After waivers (f)	0.74	%(j)	0.77	%(k)	0.78	%(o)	0.79	%(o)	0.78	%(k)
Before waivers (f)	0.80%		0.79%		0.79%		0.80%		0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.41%		2.88%		2.38	%(dd)	1.88	%(bb)	2.75%
Before waivers (f)	2.36%		2.86%		2.37	%(dd)	1.87	%(bb)	2.75%
Portfolio turnover rate^	8%		9%		10%		11%		5%

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$9.27		$10.78		$10.03		$9.86		$8.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27		0.29		0.28	(cc)	0.19	(aa)	0.28
Net realized and unrealized gain (loss)	1.51		(1.54)		0.84		0.21		1.58

Total from investment operations	1.78		(1.25)		1.12		0.40		1.86

Less distributions:
Dividends from net investment income	(0.32)		(0.26)		(0.37)		(0.20)		(0.29)
Distributions from net realized gains	—		—		—		(0.03)		—

Total dividends and distributions	(0.32)		(0.26)		(0.37)		(0.23)		(0.29)

Net asset value, end of year	$10.73		$9.27		$10.78		$10.03		$9.86

Total return	19.28%		(11.68)%		11.29%		4.05%		22.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$113,447		$106,947		$116,340		$112,847		$174,705
Ratio of expenses to average net assets:
After waivers (f)	0.49	%(j)	0.52	%(k)	0.53	%(o)	0.54	%(o)	0.53	%(k)
Before waivers (f)	0.55%		0.54%		0.54%		0.55%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.68%		3.12%		2.62	%(dd)	2.16	%(bb)	2.99%
Before waivers (f)	2.62%		3.10%		2.61	%(dd)	2.15	%(bb)	2.98%
Portfolio turnover rate^	8%		9%		10%		11%		5%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.74% for Class IA, 0.74% for Class IB and 0.49% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.78% for Class IA, 0.78% for Class IB and 0.53% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.79% for Class IA, 0.79% for Class IB and 0.54% for Class K.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.15, $0.14 and $0.17 for Class IA, IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend the ratios for each class would have been 0.23% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.20, $0.20 and $0.23 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.49% lower.

See Notes to Financial Statements.

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC

➢	Harris Associates L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	18.62%	7.62%	3.03%
Portfolio – Class IB Shares	18.52	7.60	3.02
Portfolio – Class K Shares	18.90	7.89	3.29
International Proxy Index	20.60	8.81	4.40
MSCI EAFE® Index	18.24	8.16	4.28

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 18.52% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the International Proxy Index and the MSCI EAFE® Index, which returned 20.60% and 18.24%, respectively.

Portfolio Highlights

What helped performance during the year:

Geographic Impact:

•

Germany delivered the Portfolio’s top relative result, driven by a greater-than-benchmark weighting and positive stock selection. 13 of 14 underlying holdings in this country posted positive absolute returns for the year, led by SAP SE and adidas AG.

•	Stock selection and a greater-than-benchmark weighting in Ireland provided the next best relative result.

Sector Impact:

•

Industrials generated the best relative performance, mainly driven by positive stock selection, with 15 of 16 underlying holdings adding value for the year, led by Ryanair Holdings plc and Rolls-Royce Holdings plc.

•	Positive stock selection and a less-than-benchmark weighting made Consumer Staples the second-best relative performer, as all four underlying holdings advanced for the year, led by Danone SA.

Top Individual Performers:

•	Intesa Sanpaolo SpA (Italy) in the Financials sector

•	Continental AG (Germany) in the Consumer Discretionary sector

What hurt performance during the year:

Geographic Impact:

•	Stock selection in France supplied the Portfolio’s worst relative performance as four of ten underlying holdings posted negative absolute returns for the period, led by Worldline SA.

•	Stock selection in the U.K. made this country the next weakest relative performer.

Sector Impact:

•	Stock selection made the Financials sector the weakest relative performer as three of twelve underlying holdings furnished negative returns.

•	Health Care was the second-largest relative detractor driven by poor stock selection results; three of eight underlying Health Care sector holdings lost value for the period.

Portfolio Positioning and Outlook — Harris Associates L.P.

We believe our intensive research process and focus on the long term help us find opportunities despite the pervasive theme of the time. When the market does not separate the macro from the micro, there is an exploitable opportunity for long-term investors, such as ourselves. We use times of uncertainty and volatility to strategically position our Portfolios for long-term success and believe this approach best positions us for achieving the protection and appreciation of our investors’ capital over the long term.

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Financials	$174,785,218	17.1%
Industrials	163,947,042	16.1
Consumer Discretionary	155,126,229	15.2
Health Care	84,309,737	8.3
Information Technology	84,258,082	8.3
Consumer Staples	73,274,099	7.2
Materials	64,452,170	6.3
Communication Services	43,871,791	4.3
Energy	38,366,763	3.8
Utilities	18,820,546	1.8
Real Estate	8,753,421	0.9
Investment Companies	3,185,185	0.3
Closed End Funds	1,361,064	0.1
Cash and Other	104,822,902	10.3

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,037.10	$5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.92	5.34
Class IB
Actual	1,000.00	1,036.30	5.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.92	5.34
Class K
Actual	1,000.00	1,038.60	4.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.18	4.07

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (7.3%)
AGL Energy Ltd.	21,601	$139,546
Allkem Ltd. (r)*	25,458	170,534
ALS Ltd.	17,697	154,966
Altium Ltd.	5,568	177,764
Alumina Ltd.*	108,299	66,789
AMP Ltd.	136,369	86,424
Ampol Ltd.	10,309	253,956
Ansell Ltd.	5,830	100,036
ANZ Group Holdings Ltd.	124,571	2,200,321
APA Group	54,107	314,880
ARB Corp. Ltd.	3,357	82,263
Aristocrat Leisure Ltd.	27,519	765,490
ASX Ltd.	7,978	342,833
Atlas Arteria Ltd.	59,691	235,110
AUB Group Ltd.	4,347	82,203
Aurizon Holdings Ltd.	83,979	217,464
Bank of Queensland Ltd. (x)	21,396	88,648
Bapcor Ltd.	12,735	48,078
Beach Energy Ltd.	52,506	57,248
Bega Cheese Ltd.	10,108	24,384
Bellevue Gold Ltd.*	38,882	44,381
Bendigo & Adelaide Bank Ltd.	22,932	151,113
BHP Group Ltd. (ASE Stock Exchange)	81,335	2,794,011
BHP Group Ltd. (London Stock Exchange)	135,709	4,652,337
BlueScope Steel Ltd.	19,096	304,503
Boral Ltd.*	21,116	77,559
Brambles Ltd.	60,053	556,554
Breville Group Ltd. (x)	5,221	96,880
Brickworks Ltd.	3,128	59,599
BWP Trust (REIT)	31,654	76,144
Capricorn Metals Ltd.*	21,918	70,349
CAR Group Ltd.	19,834	420,884
Centuria Capital Group (REIT)	28,828	34,477
Chalice Mining Ltd.*	16,407	18,951
Challenger Ltd.	24,631	108,933
Champion Iron Ltd.	15,522	88,745
Charter Hall Group (REIT)	20,235	166,021
Charter Hall Long Wale REIT (REIT)	29,555	75,727
Charter Hall Retail REIT (REIT)	19,075	46,925
Charter Hall Social Infrastructure REIT (REIT)	15,900	32,397
Cleanaway Waste Management Ltd.	115,605	211,916
Cochlear Ltd.	2,831	576,190
Coles Group Ltd.	59,140	649,248
Collins Foods Ltd.	5,548	44,763
Commonwealth Bank of Australia	72,301	5,508,332
Computershare Ltd.	24,812	412,389
Core Lithium Ltd. (x)*	101,574	17,304
Coronado Global Resources, Inc. (CRDI) (m)	32,910	39,471
Corporate Travel Management Ltd.	4,838	64,487
Costa Group Holdings Ltd.	14,083	29,942
Credit Corp. Group Ltd.	2,888	31,902
CSR Ltd.	28,276	127,173
De Grey Mining Ltd.*	40,194	34,375
Deterra Royalties Ltd.	22,492	80,774
Dexus (REIT)	46,739	244,610
Domain Holdings Australia Ltd.	15,333	36,048
Domino’s Pizza Enterprises Ltd.	2,970	119,289
Downer EDI Ltd.	25,221	75,622
Eagers Automotive Ltd.	9,018	88,984
Elders Ltd.	5,260	26,991
Endeavour Group Ltd.	53,755	190,849
Evolution Mining Ltd.	91,228	246,183
Flight Centre Travel Group Ltd. (x)	7,568	105,001
Flutter Entertainment plc*	9,496	1,687,308
Fortescue Ltd.	71,626	1,416,453
Genesis Minerals Ltd.*	36,242	44,208
Glencore plc	1,598,080	9,616,642
Gold Road Resources Ltd.	41,019	54,926
Goodman Group (REIT)	79,218	1,365,773
GPT Group (The) (REIT)	86,511	273,542
GrainCorp Ltd., Class A	8,036	39,921
GUD Holdings Ltd.	5,659	46,276
Harvey Norman Holdings Ltd.	29,571	84,635
Healius Ltd. (x)*	41,962	46,753
HomeCo Daily Needs REIT (REIT) (m)	75,836	63,048
HUB24 Ltd.	4,746	116,397
IDP Education Ltd.	10,762	146,895
IGO Ltd.	27,681	170,712
Iluka Resources Ltd.	18,566	83,502
Incitec Pivot Ltd.	80,263	155,334
Ingenia Communities Group (REIT)	12,768	38,718
Inghams Group Ltd.	24,674	66,584
Insignia Financial Ltd.	24,263	38,690
Insurance Australia Group Ltd.	96,002	370,280
IPH Ltd.	8,971	39,186
IRESS Ltd.	7,655	42,514
JB Hi-Fi Ltd.	5,712	206,416
Johns Lyng Group Ltd.	7,025	29,298
Karoon Energy Ltd.*	36,590	50,617
Kelsian Group Ltd.	6,435	30,696
Lendlease Corp. Ltd.	34,175	173,966
Lifestyle Communities Ltd.	3,641	45,281
Liontown Resources Ltd.*	87,574	98,468
Lottery Corp. Ltd. (The)	101,773	335,670
Lovisa Holdings Ltd.	4,135	68,951
Lynas Rare Earths Ltd.*	38,711	188,878
Macquarie Group Ltd.	15,370	1,923,320
Magellan Financial Group Ltd.	4,295	27,161
Medibank Pvt Ltd.	120,270	291,770
Megaport Ltd.*	4,690	29,403
Metcash Ltd.	45,279	107,685
Mineral Resources Ltd.	6,913	329,760
Mirvac Group (REIT)	183,765	261,724
Monadelphous Group Ltd.	3,274	33,109
Nanosonics Ltd.*	15,681	47,018
National Australia Bank Ltd.	132,096	2,763,516
National Storage REIT (REIT)	69,383	108,746
Netwealth Group Ltd.	3,292	34,547
Neuren Pharmaceuticals Ltd.*	4,985	84,824
New Hope Corp. Ltd.	19,950	70,150
NEXTDC Ltd.*	25,937	242,675
nib holdings Ltd.	17,468	87,967
Nine Entertainment Co. Holdings Ltd. (x)	98,743	135,923
Northern Star Resources Ltd.	49,719	462,476
NRW Holdings Ltd.	18,286	37,134
Nufarm Ltd.	16,854	59,953

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Orica Ltd.	16,457	$178,761
Origin Energy Ltd.	72,463	418,248
Orora Ltd.	40,922	72,504
Paladin Energy Ltd.*	106,878	71,740
Perpetual Ltd.	4,518	78,448
Perseus Mining Ltd.	43,423	54,743
PEXA Group Ltd.*	6,802	51,451
Pilbara Minerals Ltd. (x)	118,627	319,312
Pinnacle Investment Management Group Ltd.	6,284	43,165
PolyNovo Ltd.(x)*	29,660	33,451
Premier Investments Ltd.	5,965	112,149
Pro Medicus Ltd.	2,640	172,401
Qantas Airways Ltd.*	74,370	272,149
QBE Insurance Group Ltd.	61,979	625,509
Qube Holdings Ltd.	80,825	178,453
Ramelius Resources Ltd.	38,191	43,853
Ramsay Health Care Ltd.	7,806	279,854
REA Group Ltd.	2,298	283,676
Reece Ltd.	9,903	151,097
Region RE Ltd. (REIT)	46,044	70,911
Regis Resources Ltd.*	33,584	49,891
Rio Tinto Ltd.	16,265	1,503,626
Rio Tinto plc	67,185	5,002,935
Sandfire Resources Ltd.*	16,154	80,800
Santos Ltd.	136,137	705,056
Sayona Mining Ltd. (x)*	507,865	24,572
Scentre Group (REIT)	184,772	376,480
SEEK Ltd.	16,587	302,135
Seven Group Holdings Ltd.	6,490	163,194
Silver Lake Resources Ltd.*	41,904	33,981
Sonic Healthcare Ltd.	20,445	446,946
South32 Ltd.	185,282	420,447
Star Entertainment Group Ltd. (The) (x)*	98,193	34,461
Steadfast Group Ltd.	52,572	208,503
Stockland (REIT)	97,057	294,321
Suncorp Group Ltd.	52,504	495,537
Super Retail Group Ltd.	5,904	63,447
Tabcorp Holdings Ltd.	82,114	46,724
Technology One Ltd.	11,605	121,549
Telix Pharmaceuticals Ltd.*	10,024	68,855
Telstra Group Ltd.	501,115	1,352,280
TPG Telecom Ltd.	22,358	78,922
Transurban Group	130,183	1,216,258
Treasury Wine Estates Ltd.	32,710	240,289
Vicinity Ltd. (REIT)	168,889	234,782
Viva Energy Group Ltd. (m)	26,781	63,692
Washington H Soul Pattinson & Co. Ltd.	9,794	218,711
Waypoint REIT Ltd. (REIT)	35,784	59,499
Webjet Ltd. (x)*	12,238	61,213
Weebit Nano Ltd. (x)*	11,446	33,305
Wesfarmers Ltd.	47,857	1,860,197
Westpac Banking Corp.	146,481	2,285,866
Whitehaven Coal Ltd.	38,105	193,192
WiseTech Global Ltd.	7,847	403,029
Woodside Energy Group Ltd. (ASE Stock Exchange)	55,592	1,176,661
Woodside Energy Group Ltd. (London Stock Exchange)	24,523	519,815
Woolworths Group Ltd.	51,127	1,296,066
Worley Ltd.	17,400	207,027

		74,278,808

Austria (0.1%)
Mondi plc	31,165	610,764

Belgium (1.1%)
Anheuser-Busch InBev SA/NV	128,524	8,288,867
Liberty Global Ltd., Class A*	176,183	3,130,772

		11,419,639

Burkina Faso (0.0%)†
Endeavour Mining plc	10,918	244,515

Canada (0.5%)
Open Text Corp.	124,752	5,243,152

Chile (0.1%)
Antofagasta plc	21,789	466,453

China (1.3%)
Alibaba Group Holding Ltd.	426,900	4,133,142
Prosus NV	318,122	9,476,883

		13,610,025

Denmark (0.4%)
DSV A/S	20,400	3,581,412

Finland (0.4%)
Nokia OYJ	386,056	1,300,721
Nordea Bank Abp	243,081	3,012,489

		4,313,210

France (13.0%)
Accor SA	144,997	5,538,403
Air Liquide SA	36,011	7,001,535
Airbus SE	40,333	6,223,791
AXA SA	131,128	4,268,936
BNP Paribas SA	213,185	14,730,280
Capgemini SE	23,700	4,938,382
Cie de Saint-Gobain SA	36,592	2,692,780
Danone SA	105,314	6,822,218
Edenred SE	59,000	3,526,303
EssilorLuxottica SA	21,961	4,402,682
Hermes International SCA	2,417	5,119,833
Kering SA	22,554	9,934,497
L’Oreal SA	16,683	8,299,710
LVMH Moet Hennessy Louis Vuitton SE	17,781	14,400,080
Pernod Ricard SA	14,558	2,567,391
Publicis Groupe SA	35,005	3,246,077
Safran SA	27,454	4,832,889
TotalEnergies SE	165,858	11,278,895
Valeo SE	230,181	3,535,917
Vinci SA	42,353	5,316,111
Worldline SA (m)*	220,800	3,819,596

		132,496,306

Germany (14.0%)
adidas AG	31,197	6,342,457
Allianz SE (Registered)	50,950	13,608,781
BASF SE	64,974	3,498,894
Bayer AG (Registered)	278,830	10,351,798
Bayerische Motoren Werke AG	80,506	8,956,782

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Brenntag SE	44,100	$4,051,499
Continental AG	90,420	7,678,090
Daimler Truck Holding AG	166,600	6,256,893
Deutsche Boerse AG	13,795	2,840,207
Deutsche Post AG	63,469	3,142,837
Deutsche Telekom AG (Registered)	249,793	5,997,758
Fresenius Medical Care AG	178,600	7,484,401
Fresenius SE & Co. KGaA	212,200	6,575,627
Henkel AG & Co. KGaA	45,230	3,244,559
Infineon Technologies AG	95,150	3,970,544
Mercedes-Benz Group AG	176,581	12,193,284
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,383	3,885,422
SAP SE	91,352	14,066,285
Siemens AG (Registered)	79,096	14,837,080
thyssenkrupp AG	321,000	2,236,771
Volkswagen AG (Preference) (q)	14,749	1,820,345

		143,040,314

Hong Kong (0.9%)
Prudential plc	845,651	9,563,209

India (0.2%)
Axis Bank Ltd.	152,300	2,017,459

Indonesia (0.1%)
Bank Mandiri Persero Tbk. PT	1,156,500	454,428
Nickel Industries Ltd.	38,546	18,256

		472,684

Ireland (0.5%)
Ryanair Holdings plc (ADR)*	36,300	4,840,968
Smurfit Kappa Group plc (x)	14,493	576,373

		5,417,341

Italy (2.4%)
Coca-Cola HBC AG	12,709	373,399
Enel SpA	557,951	4,145,344
Eni SpA	165,456	2,803,391
Ferrari NV	8,215	2,767,843
Intesa Sanpaolo SpA (Gettex Stock Exchange)*	56,000	163,672
Intesa Sanpaolo SpA (SIGMA X MTF Stock Exchange)	3,522,656	10,280,138
UniCredit SpA	122,707	3,327,634

		23,861,421

Japan (16.0%)
&Do Holdings Co. Ltd.	3,300	24,223
77 Bank Ltd. (The)	200	4,936
A&A Material Corp.	200	1,765
A&D HOLON Holdings Co. Ltd.	1,200	15,336
ABC-Mart, Inc.	2,400	41,957
Achilles Corp.	1,000	10,943
Acom Co. Ltd.	1,400	3,498
Adastria Co. Ltd.	760	18,731
ADEKA Corp.	3,100	63,099
Advan Group Co. Ltd.	1,400	10,644
Advance Create Co. Ltd.	200	1,423
Advanex, Inc.	200	1,262
Advantest Corp.	20,000	680,426
Adways, Inc.	1,700	6,089
Aeon Co. Ltd.	23,299	520,675
Aeon Fantasy Co. Ltd.	400	7,427
AEON Financial Service Co. Ltd.	1,500	13,457
Aeon Hokkaido Corp.	900	5,911
Aeon Mall Co. Ltd.	3,160	39,713
AGC, Inc. (x)	6,100	226,522
Ai Holdings Corp. (x)	300	4,977
Aica Kogyo Co. Ltd.	2,100	50,817
Aichi Corp.	2,100	16,219
Aichi Financial Group, Inc.	1,832	29,936
Aichi Steel Corp.	600	13,511
Aichi Tokei Denki Co. Ltd.	300	4,989
Aida Engineering Ltd.	3,300	19,309
Aiful Corp.	6,900	18,596
Aigan Co. Ltd.*	900	1,149
Ain Holdings, Inc.	1,000	31,731
Aiphone Co. Ltd.	800	15,348
Air Water, Inc.	3,600	49,187
Airport Facilities Co. Ltd.	1,200	5,021
Airtech Japan Ltd.	300	2,604
Aisan Industry Co. Ltd.	1,500	12,521
Aisin Corp.	4,248	148,620
Ajinomoto Co., Inc.	15,400	594,156
Akebono Brake Industry Co. Ltd.*	5,700	4,528
Akita Bank Ltd. (The)	800	10,786
Alconix Corp.	800	7,546
Alfresa Holdings Corp.	6,100	103,678
Alleanza Holdings Co. Ltd.	111	821
Alpen Co. Ltd. (x)	700	9,641
Alpha Corp.	300	2,915
Alpha Systems, Inc.	360	7,736
Alps Alpine Co. Ltd.	6,032	52,555
Altech Co. Ltd.	500	830
Altech Corp. (x)	1,100	20,767
Amada Co. Ltd.	5,300	55,255
Amano Corp.	1,800	42,664
Amuse, Inc.	600	6,315
ANA Holdings, Inc.*	17,900	388,468
Anest Iwata Corp.	2,000	15,731
Anicom Holdings, Inc.	6,400	24,647
Anritsu Corp.	1,000	9,649
AOKI Holdings, Inc.	2,200	17,803
Aoyama Trading Co. Ltd.	1,600	16,828
Aozora Bank Ltd. (x)	2,100	45,619
Arakawa Chemical Industries Ltd.	1,000	7,191
Araya Industrial Co. Ltd.	200	4,122
Arclands Corp.	1,400	16,681
Arcs Co. Ltd.	1,500	29,596
ARE Holdings, Inc.	6,100	84,405
Argo Graphics, Inc.	800	20,794
Ariake Japan Co. Ltd.	800	26,355
Arisawa Manufacturing Co. Ltd.	2,000	14,894
Artience Co. Ltd.	200	3,729
Artner Co. Ltd.	1,500	24,351
Aruhi Corp.	2,100	12,243
As One Corp.	1,500	59,574
Asahi Co. Ltd.	500	4,493
Asahi Diamond Industrial Co. Ltd.	4,000	23,915
Asahi Group Holdings Ltd.	14,300	533,258
Asahi Intecc Co. Ltd.	6,600	134,270
Asahi Kasei Corp.	46,200	340,438

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Asahi Kogyosha Co. Ltd.	400	$8,638
Asahi Net, Inc.	1,000	4,369
ASAHI YUKIZAI Corp.	800	21,532
Asanuma Corp.	800	21,901
Ashimori Industry Co. Ltd.	300	4,285
Asics Corp.	5,500	172,333
ASKA Pharmaceutical Holdings Co. Ltd.	1,000	12,652
ASKUL Corp.	1,800	27,447
Astellas Pharma, Inc.	62,500	747,340
Astena Holdings Co. Ltd.	1,000	3,376
Atsugi Co. Ltd.*	1,100	4,002
Autobacs Seven Co. Ltd.	100	1,106
Avantia Co. Ltd.	1,000	6,241
Avex, Inc.	2,300	22,315
Awa Bank Ltd. (The)	100	1,672
Axell Corp.	400	6,122
Axial Retailing, Inc.	700	20,628
Azbil Corp.	4,600	152,224
AZ-COM MARUWA Holdings, Inc.	2,000	21,688
Azuma Shipping Co. Ltd.	600	1,217
Bandai Namco Holdings, Inc.	18,000	360,830
Bando Chemical Industries Ltd.	2,000	22,000
Bank of Iwate Ltd. (The)	800	14,190
Bank of Nagoya Ltd. (The)	99	3,820
Bank of Saga Ltd. (The)	700	9,179
Bank of the Ryukyus Ltd.	2,500	19,610
BayCurrent Consulting, Inc.	5,000	175,567
Beenos, Inc.	1,700	17,494
Belc Co. Ltd.	600	26,596
Belluna Co. Ltd.	3,000	13,234
Benefit One, Inc.	3,700	55,697
Bic Camera, Inc.	3,000	28,596
BIPROGY, Inc.	2,100	65,755
BML, Inc.	1,400	29,787
Bookoff Group Holdings Ltd. (x)	700	5,660
BP Castrol KK	500	3,082
Bridgestone Corp. (x)	19,200	795,234
Brother Industries Ltd.	8,200	130,880
Bunka Shutter Co. Ltd.	3,000	29,830
CAC Holdings Corp.	700	8,633
Calbee, Inc.	2,900	58,278
Can Do Co. Ltd.	1,000	19,411
Canare Electric Co. Ltd.	100	1,085
Canon Electronics, Inc.	1,100	15,946
Canon Marketing Japan, Inc.	2,300	69,750
Canon, Inc. (x)	31,900	818,993
Capcom Co. Ltd.	6,700	216,491
Carlit Holdings Co. Ltd.	1,000	6,589
Casio Computer Co. Ltd.	5,700	49,461
Cawachi Ltd.	800	15,058
CDG Co. Ltd.	3,800	31,882
Central Glass Co. Ltd.	1,100	20,791
Central Japan Railway Co.	22,000	559,206
Central Security Patrols Co. Ltd.	500	9,035
Central Sports Co. Ltd.	400	6,956
Change Holdings, Inc.	1,000	10,071
Chiba Bank Ltd. (The)	15,800	114,130
Chiba Kogyo Bank Ltd. (The)	2,300	12,919
Chilled & Frozen Logistics Holdings Co. Ltd.	400	4,105
Chino Corp.	400	6,201
Chiyoda Co. Ltd.	1,600	9,759
Chiyoda Integre Co. Ltd.	400	7,938
Chofu Seisakusho Co. Ltd.	1,200	17,311
Chori Co. Ltd.	800	16,028
Chubu Electric Power Co., Inc.	24,300	313,918
Chubu Shiryo Co. Ltd.	1,200	9,328
Chudenko Corp.	700	12,804
Chuetsu Pulp & Paper Co. Ltd.	400	5,234
Chugai Pharmaceutical Co. Ltd.	20,500	776,674
Chugai Ro Co. Ltd.	400	6,630
Chugin Financial Group, Inc.	700	4,972
Chugoku Electric Power Co., Inc. (The)	9,800	69,955
Chugoku Marine Paints Ltd.	3,000	35,277
Chuo Spring Co. Ltd.	400	1,966
CI Takiron Corp.	3,000	13,957
Citizen Watch Co. Ltd.	2,700	16,104
CKD Corp.	1,400	25,220
Cleanup Corp.	1,200	5,830
CMIC Holdings Co. Ltd.	400	7,495
CMK Corp.	2,400	14,128
Coca-Cola Bottlers Japan Holdings, Inc.	2,473	35,508
COLOPL, Inc.	1,700	7,126
Colowide Co. Ltd. (x)	2,300	36,245
Computer Engineering & Consulting Ltd.	1,600	17,782
Computer Institute of Japan Ltd.	2,880	13,215
COMSYS Holdings Corp.	2,314	51,039
Concordia Financial Group Ltd.	34,446	157,474
Core Corp.	400	4,982
Corona Corp., Class A	500	3,379
Cosel Co. Ltd.	1,800	17,553
Cosmo Energy Holdings Co. Ltd. (x)	2,200	88,406
Cosmos Pharmaceutical Corp.	600	69,298
Create Medic Co. Ltd.	300	1,898
Create Restaurants Holdings, Inc.	3,900	30,260
Create SD Holdings Co. Ltd.	100	2,174
Credit Saison Co. Ltd.	4,700	86,650
Cresco Ltd.	600	8,166
CTI Engineering Co. Ltd.	700	26,113
CyberAgent, Inc.	13,600	85,371
Cybozu, Inc. (x)	2,000	30,922
Dai Nippon Printing Co. Ltd.	6,900	204,211
Dai Nippon Toryo Co. Ltd.	1,400	10,128
Daicel Corp.	8,200	79,441
Dai-Dan Co. Ltd.	1,000	10,106
Daido Kogyo Co. Ltd.	400	2,060
Daido Metal Co. Ltd.	1,000	3,901
Daido Steel Co. Ltd.	6,000	63,872
Daidoh Ltd.	1,600	4,777
Daifuku Co. Ltd.	10,500	212,420
Daihen Corp.	1,200	54,894
Daiho Corp.	800	21,078
Daiichi Jitsugyo Co. Ltd.	1,200	16,723
Dai-ichi Life Holdings, Inc.	30,200	640,840
Daiichi Sankyo Co. Ltd.	56,100	1,540,562
Daiichikosho Co. Ltd.	1,800	26,636
Daiken Medical Co. Ltd.	400	1,455
Daiki Aluminium Industry Co. Ltd.	2,000	16,738
Daikin Industries Ltd.	7,800	1,271,511

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Daikoku Denki Co. Ltd. (x)	500	$11,879
Dainichi Co. Ltd.	600	3,004
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	14,332
Daio Paper Corp.	2,800	22,301
Daiseki Co. Ltd.	1,279	35,513
Daishi Hokuetsu Financial Group, Inc.	1,050	28,559
Daisue Construction Co. Ltd.	400	3,844
Daisyo Corp.*	600	5,251
Daito Bank Ltd. (The)	700	3,674
Daito Trust Construction Co. Ltd.	2,300	266,702
Daitobo Co. Ltd.	1,000	638
Daitron Co. Ltd.	500	9,933
Daiwa House Industry Co. Ltd.	18,000	545,362
Daiwa Industries Ltd.	1,000	10,709
Daiwa Securities Group, Inc.	45,900	308,962
Daiwabo Holdings Co. Ltd.	3,050	66,776
Danto Holdings Corp. (x)*	1,000	6,532
DCM Holdings Co. Ltd.	5,800	53,187
Dear Life Co. Ltd.	6,800	44,128
DeNA Co. Ltd.	4,000	39,064
Denka Co. Ltd.	2,600	46,026
Denso Corp.	54,400	820,630
Dentsu Group, Inc.	6,700	171,919
Dentsu Soken, Inc.	1,400	57,986
Denyo Co. Ltd.	1,100	18,099
Descente Ltd.	1,700	44,851
Dexerials Corp.	1,500	43,894
DIC Corp.	2,699	53,052
Digital Arts, Inc.	400	14,553
Digital Garage, Inc.	1,700	44,188
Dijet Industrial Co. Ltd.	100	580
dip Corp.	1,200	27,319
Disco Corp.	3,200	793,872
DKK Co. Ltd.	600	9,460
DKS Co. Ltd.	400	5,563
DMG Mori Co. Ltd. (x)	3,900	74,695
Doshisha Co. Ltd.	1,000	14,780
Doutor Nichires Holdings Co. Ltd.	2,100	32,453
Dowa Holdings Co. Ltd.	1,800	65,770
DTS Corp.	2,200	55,000
Duskin Co. Ltd.	100	2,377
DyDo Group Holdings, Inc.	500	20,745
Dynic Corp.	400	2,031
Eagle Industry Co. Ltd.	1,000	11,348
Earth Corp. (x)	100	3,241
East Japan Railway Co.	10,800	622,647
Ebara Corp.	2,700	159,855
Ebara Jitsugyo Co. Ltd.	600	12,579
Echo Trading Co. Ltd.	300	2,989
Econach Holdings Co. Ltd.*	750	723
Eco’s Co. Ltd.	400	6,843
eGuarantee, Inc.	1,600	23,240
Ehime Bank Ltd. (The)	1,400	10,009
Eiken Chemical Co. Ltd.	2,000	24,241
Eisai Co. Ltd.	7,900	395,112
Eizo Corp.	100	3,500
Elecom Co. Ltd.	1,400	17,435
Electric Power Development Co. Ltd. (x)	3,700	60,053
Elematec Corp.	1,800	22,379
ENEOS Holdings, Inc.	94,750	376,581
en-Japan, Inc.	1,100	21,259
Enplas Corp.	200	17,021
Enshu Ltd.	200	956
eRex Co. Ltd. (x)	1,900	10,524
Escrow Agent Japan, Inc.	27,600	27,600
Eslead Corp.	500	12,163
ESPEC Corp.	1,200	20,077
euglena Co. Ltd. (x)*	8,500	42,018
Exedy Corp.	1,500	27,596
EXEO Group, Inc.	3,058	67,992
Ezaki Glico Co. Ltd. (x)	900	26,649
Faith, Inc.	400	1,353
FALCO HOLDINGS Co. Ltd.	600	8,885
Fancl Corp.	4,500	75,670
FANUC Corp.	31,300	920,575
Fast Retailing Co. Ltd.	3,100	769,284
FCC Co. Ltd.	1,800	22,213
Feed One Co. Ltd.	1,504	8,693
Felissimo Corp.	300	1,996
FIDEA Holdings Co. Ltd.	700	7,496
Financial Partners Group Co. Ltd.	1,800	21,472
FINDEX, Inc.	1,700	12,418
First Baking Co. Ltd.*	100	470
Food & Life Cos. Ltd.	3,200	65,748
Foster Electric Co. Ltd.	1,100	8,199
FP Corp.	800	16,857
France Bed Holdings Co. Ltd.	1,600	15,160
F-Tech, Inc.	400	1,810
Fudo Tetra Corp.	980	15,715
Fuji Co. Ltd.	1,300	17,693
Fuji Corp.	1,700	29,238
Fuji Corp. Ltd.	1,200	6,017
Fuji Electric Co. Ltd.	4,200	180,779
Fuji Kosan Co. Ltd.	400	5,288
Fuji Kyuko Co. Ltd.	1,500	44,894
Fuji Media Holdings, Inc.	7,700	85,656
Fuji Oil Co. Ltd.	3,300	8,543
Fuji Oil Holdings, Inc.	1,600	27,546
Fuji Seal International, Inc.	2,400	29,174
Fuji Soft, Inc.	2,200	92,213
Fujibo Holdings, Inc.	500	13,316
Fujicco Co. Ltd.	1,000	13,759
FUJIFILM Holdings Corp.	11,870	713,294
Fujikura Composites, Inc.	800	7,824
Fujikura Kasei Co. Ltd.	1,600	4,857
Fujikura Ltd.	8,400	64,609
Fujimi, Inc.	1,800	40,021
Fujimori Kogyo Co. Ltd.	900	24,128
Fujita Kanko, Inc. (x)*	300	12,553
Fujitec Co. Ltd.	3,000	76,085
Fujitsu General Ltd.	2,000	32,879
Fujitsu Ltd.	34,900	5,265,940
Fujiya Co. Ltd. (x)	700	12,074
FuKoKu Co. Ltd.	500	4,762
Fukuda Corp.	200	7,135
Fukui Bank Ltd. (The)	1,000	11,688
Fukui Computer Holdings, Inc.	400	7,149
Fukuoka Financial Group, Inc.	4,784	112,882
Fukushima Bank Ltd. (The)	1,500	2,489
Fukushima Galilei Co. Ltd.	600	20,766

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Fukuyama Transporting Co. Ltd.	400	$11,504
FULLCAST Holdings Co. Ltd.	1,000	13,000
Funai Soken Holdings, Inc. (x)	2,340	42,551
Furukawa Co. Ltd.	2,100	28,402
Furukawa Electric Co. Ltd.	2,300	36,164
Fuso Pharmaceutical Industries Ltd.	400	5,365
Futaba Corp.*	2,100	7,804
Futaba Industrial Co. Ltd.	3,500	20,106
Future Corp. (x)	2,000	25,035
Fuyo General Lease Co. Ltd.	600	52,106
G-7 Holdings, Inc.	1,200	10,204
Gakken Holdings Co. Ltd.	2,000	14,000
Gakujo Co. Ltd.	400	5,126
Gecoss Corp.	800	6,009
Genki Sushi Co. Ltd.	600	13,170
Geo Holdings Corp.	300	4,515
giftee, Inc.*	1,900	24,471
GLOBERIDE, Inc.	1,000	14,234
Glory Ltd.	200	3,818
GMO internet group, Inc. (x)	3,400	61,803
GMO Payment Gateway, Inc. (x)	1,500	104,234
Godo Steel Ltd.	700	22,887
Goldcrest Co. Ltd.	1,100	17,241
Goldwin, Inc.	1,300	93,443
Gourmet Kineya Co. Ltd.*	4,200	31,843
Gree, Inc.	5,100	20,617
GS Yuasa Corp.	2,800	39,418
GSI Creos Corp.	600	9,306
Gun-Ei Chemical Industry Co. Ltd.	300	6,606
GungHo Online Entertainment, Inc. (x)*	800	13,342
Gunma Bank Ltd. (The)	14,200	69,489
Gunze Ltd.	800	28,369
Gurunavi, Inc.*	2,000	3,872
H.U. Group Holdings, Inc.	900	17,001
H2O Retailing Corp.	4,760	51,550
Hachijuni Bank Ltd. (The)	11,016	61,385
Hakudo Co. Ltd.	400	6,601
Hakuhodo DY Holdings, Inc.	7,400	56,707
Hakuto Co. Ltd.	700	26,957
Hakuyosha Co. Ltd.	100	1,663
Hamakyorex Co. Ltd.	600	16,915
Hamamatsu Photonics KK	5,200	213,901
Hankyu Hanshin Holdings, Inc.	8,400	267,430
Hanwa Co. Ltd.	1,300	46,053
Happinet Corp.	600	11,774
Hard Off Corp. Co. Ltd.	500	5,950
Harima Chemicals Group, Inc.	1,100	6,350
Haruyama Holdings, Inc.	500	2,085
Haseko Corp.	5,100	66,264
Hayashikane Sangyo Co. Ltd.	400	1,591
Hazama Ando Corp.	4,020	31,818
Heiwa Corp.	1,820	27,093
Heiwa Real Estate Co. Ltd.	700	18,716
Helios Techno Holding Co. Ltd.	1,100	3,885
Hibiya Engineering Ltd.	1,800	31,519
Hiday Hidaka Corp.	1,640	33,102
Hikari Tsushin, Inc.	800	132,652
Hino Motors Ltd.*	3,500	11,503
Hirakawa Hewtech Corp.	400	3,753
Hirogin Holdings, Inc.	10,000	64,021
Hirose Electric Co. Ltd.	1,023	115,831
HIS Co. Ltd.*	3,100	40,036
Hisaka Works Ltd.	1,000	6,546
Hisamitsu Pharmaceutical Co., Inc.	1,900	58,091
Hitachi Construction Machinery Co. Ltd.	2,700	71,368
Hitachi Ltd.	31,528	2,274,041
Hitachi Zosen Corp.	5,100	33,891
Hochiki Corp.	1,000	12,390
Hodogaya Chemical Co. Ltd.	200	5,277
Hokkaido Electric Power Co., Inc.	7,100	31,451
Hokkaido Gas Co. Ltd.	400	6,247
Hokkan Holdings Ltd.	600	6,919
Hokko Chemical Industry Co. Ltd.	1,000	7,617
Hokkoku Financial Holdings, Inc.	500	16,383
Hokuetsu Corp. (x)	2,300	23,114
Hokuhoku Financial Group, Inc.	2,900	31,334
Hokuriku Electric Industry Co. Ltd.	400	3,867
Hokuriku Electric Power Co.*	7,800	40,582
Hokushin Co. Ltd.	800	647
Hokuto Corp.	1,400	17,237
Honda Motor Co. Ltd.	155,100	1,612,600
Honeys Holdings Co. Ltd.	1,080	13,374
Hoosiers Holdings Co. Ltd.	2,000	15,106
Horiba Ltd. (x)	1,400	109,518
Hoshizaki Corp.	4,000	146,411
Hosiden Corp.	600	7,319
Hosokawa Micron Corp.	800	22,383
House Foods Group, Inc.	1,400	30,929
House of Rose Co. Ltd.	2,700	30,715
Howa Machinery Ltd.	600	3,247
Hoya Corp.	13,600	1,700,000
Hulic Co. Ltd. (x)	14,800	154,980
Hyakugo Bank Ltd. (The)	11,000	41,660
Hyakujushi Bank Ltd. (The)	1,400	23,889
HYPER, Inc.	8,200	17,970
Ibiden Co. Ltd.	3,700	205,074
Ichibanya Co. Ltd.	800	29,957
Ichigo, Inc.	10,100	24,211
Ichiken Co. Ltd.	200	3,248
Ichikoh Industries Ltd.	2,000	7,177
Ichinen Holdings Co. Ltd.	1,300	14,420
Ichiyoshi Securities Co. Ltd.	2,700	13,538
Icom, Inc.	600	15,319
Idec Corp.	1,400	28,506
Idemitsu Kosan Co. Ltd.	24,210	131,781
IDOM, Inc.	3,300	22,702
IHI Corp.	4,600	90,075
Iida Group Holdings Co. Ltd.	5,976	89,492
Iino Kaiun Kaisha Ltd.	500	4,209
Ikegami Tsushinki Co. Ltd.	300	1,860
Imasen Electric Industrial	800	3,779
Impress Holdings, Inc.	1,000	1,234
Inaba Denki Sangyo Co. Ltd.	200	4,823
Inaba Seisakusho Co. Ltd.	600	6,243
Inageya Co. Ltd. (x)	1,000	9,007
Ines Corp.	1,600	18,292
I-Net Corp.	550	7,209
Infocom Corp.	1,100	19,332
Infomart Corp.	6,800	23,921
INFRONEER Holdings, Inc.	6,012	59,843

See Notes to Financial Statements.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Inpex Corp. (x)	34,300	$463,293
Intage Holdings, Inc. (x)	300	3,457
Integrated Design & Engineering Holdings Co. Ltd.	800	19,206
Internet Initiative Japan, Inc.	4,600	94,088
Inui Global Logistics Co. Ltd.	490	3,771
I’rom Group Co. Ltd.	300	4,274
Iseki & Co. Ltd.	1,300	9,967
Isetan Mitsukoshi Holdings Ltd.	10,500	114,234
Ishihara Sangyo Kaisha Ltd.	2,100	20,062
Ishii Iron Works Co. Ltd.	100	1,929
Ishikawa Seisakusho Ltd.*	200	1,574
Ishizuka Glass Co. Ltd.	100	2,394
Isuzu Motors Ltd.	19,100	245,997
Itfor, Inc.	1,300	11,027
Ito En Ltd.	2,100	63,774
ITOCHU Corp.	42,400	1,734,190
Itochu Enex Co. Ltd.	2,700	29,432
Itochu-Shokuhin Co. Ltd.	300	16,830
Itoham Yonekyu Holdings, Inc.	14	383
Itoki Corp. (x)	2,600	24,838
IwaiCosmo Holdings, Inc.	1,100	14,339
Iwatani Corp.	1,400	63,874
Iwatsu Electric Co. Ltd.*	500	2,702
Iyogin Holdings, Inc.	9,100	61,131
Izumi Co. Ltd.	1,700	43,633
Izutsuya Co. Ltd.	600	1,621
J Front Retailing Co. Ltd.	9,500	86,443
Jaccs Co. Ltd. (x)	700	25,766
JAFCO Group Co. Ltd.	2,200	25,745
JANOME Corp.	1,200	5,770
Japan Airlines Co. Ltd.	15,200	299,149
Japan Airport Terminal Co. Ltd.	2,100	92,504
Japan Asia Investment Co. Ltd.*	800	1,418
Japan Aviation Electronics Industry Ltd.	2,000	45,745
Japan Cash Machine Co. Ltd.	1,100	10,290
Japan Communications, Inc.*	1,100	1,779
Japan Display, Inc. (x)*	17,300	2,577
Japan Electronic Materials Corp.	500	6,415
Japan Elevator Service Holdings Co. Ltd.	2,200	36,479
Japan Exchange Group, Inc.	19,300	408,311
Japan Foods Co. Ltd.	100	922
Japan Foundation Engineering Co. Ltd.	1,700	5,257
Japan Lifeline Co. Ltd.	1,800	16,123
Japan Material Co. Ltd.	1,900	33,823
Japan Medical Dynamic Marketing, Inc.	1,000	5,383
Japan Oil Transportation Co. Ltd.	100	2,032
Japan Petroleum Exploration Co. Ltd.	600	22,298
Japan Post Bank Co. Ltd.	70,400	716,982
Japan Post Holdings Co. Ltd.	75,900	677,986
Japan Post Insurance Co. Ltd.	6,500	115,433
Japan Property Management Center Co. Ltd.	4,100	32,538
Japan Pulp & Paper Co. Ltd.	600	21,191
Japan Securities Finance Co. Ltd.	2,346	25,789
Japan Steel Works Ltd. (The)	1,700	29,539
Japan Tobacco, Inc. (x)	38,400	992,681
Japan Transcity Corp.	2,000	8,709
Japan Wool Textile Co. Ltd. (The)	4,000	38,071
Jastec Co. Ltd.	700	7,089
JBCC Holdings, Inc.	1,000	26,312
JCR Pharmaceuticals Co. Ltd.	3,500	29,092
JCU Corp.	800	22,582
Jeol Ltd.	2,000	87,801
JFE Holdings, Inc.	16,744	259,769
JGC Holdings Corp.	6,600	76,181
JINS Holdings, Inc.	500	16,667
JK Holdings Co. Ltd.	1,100	8,090
JMDC, Inc.	800	24,187
JMS Co. Ltd.	500	1,784
Joban Kosan Co. Ltd.*	3,700	32,198
J-Oil Mills, Inc.	1,000	13,709
Joshin Denki Co. Ltd.	1,000	17,220
JSP Corp.	800	10,394
JSR Corp.	6,200	176,766
JTEKT Corp.	7,500	63,484
Juki Corp.	1,400	4,587
Juroku Financial Group, Inc.	1,500	39,628
Justsystems Corp.	900	20,904
JVCKenwood Corp.	5,800	30,481
K&O Energy Group, Inc.	500	7,869
Kadokawa Corp.	3,468	70,614
Kaga Electronics Co. Ltd.	400	17,390
Kajima Corp.	13,600	227,294
Kakaku.com, Inc.	5,200	64,391
Kaken Pharmaceutical Co. Ltd.	500	11,897
Kamei Corp.	1,000	12,128
Kamigumi Co. Ltd.	400	9,549
Kanaden Corp.	1,000	11,028
Kanagawa Chuo Kotsu Co. Ltd.	200	4,252
Kanamoto Co. Ltd.	1,000	20,752
Kandenko Co. Ltd.	2,900	28,342
Kaneka Corp.	400	10,162
Kanematsu Corp.	2,500	36,613
Kansai Electric Power Co., Inc. (The)	24,100	319,966
Kansai Food Market Ltd.	200	2,041
Kansai Paint Co. Ltd.	5,700	97,385
Kanto Denka Kogyo Co. Ltd.	2,000	12,170
Kao Corp.	14,900	612,908
Kappa Create Co. Ltd.*	1,800	21,753
Kasai Kogyo Co. Ltd.*	1,000	1,369
Katakura & Co-op Agri Corp.	55	412
Katakura Industries Co. Ltd.	1,400	16,264
Katitas Co. Ltd. (x)	1,700	26,392
Kato Sangyo Co. Ltd.	100	3,259
Kato Works Co. Ltd.	400	3,589
KAWADA TECHNOLOGIES, Inc.	200	9,262
Kawai Musical Instruments Manufacturing Co. Ltd.	400	10,099
Kawasaki Heavy Industries Ltd.	5,200	115,027
Kawasaki Kisen Kaisha Ltd. (x)	4,597	197,247
KDDI Corp.	49,300	1,568,509
KeePer Technical Laboratory Co. Ltd.	400	19,773
Keihan Holdings Co. Ltd.	3,200	83,654
Keihanshin Building Co. Ltd.	1,400	14,119
Keihin Co. Ltd.	200	2,487
Keikyu Corp.	8,400	76,762
Keio Corp.	3,600	113,336

See Notes to Financial Statements.

1000

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Keisei Electric Railway Co. Ltd.	4,864	$229,884
Keiyo Bank Ltd. (The)	2,500	12,074
Kewpie Corp.	2,400	42,289
Key Coffee, Inc.	1,200	17,753
Keyence Corp.	6,460	2,846,065
KH Neochem Co. Ltd. (x)	1,500	24,138
Kikkoman Corp.	4,300	263,306
Kimoto Co. Ltd.	2,200	3,043
Kimura Chemical Plants Co. Ltd.	1,100	5,835
Kimura Unity Co. Ltd.	400	3,799
Kinden Corp.	5,000	84,965
King Jim Co. Ltd. (x)	1,000	6,163
Kinki Sharyo Co. Ltd. (The)	100	1,240
Kintetsu Department Store Co. Ltd.	100	1,880
Kintetsu Group Holdings Co. Ltd.	6,600	209,328
Kirin Holdings Co. Ltd. (x)	26,500	388,291
Kisoji Co. Ltd.	1,400	25,458
Kissei Pharmaceutical Co. Ltd.	1,200	26,298
Ki-Star Real Estate Co. Ltd.	900	20,074
Kitagawa Corp.*	500	4,933
Kita-Nippon Bank Ltd. (The)	300	4,502
Kitano Construction Corp.	300	6,745
Kitazawa Sangyo Co. Ltd.	1,000	1,943
Kitz Corp.	5,100	43,621
Kiyo Bank Ltd. (The)	1,900	21,277
KNT-CT Holdings Co. Ltd.*	400	3,643
Koa Corp.	1,500	16,468
Koatsu Gas Kogyo Co. Ltd.	1,000	6,291
Kobayashi Pharmaceutical Co. Ltd.	700	33,709
Kobayashi Yoko Co. Ltd.	300	506
Kobe Bussan Co. Ltd.	6,000	177,277
Kobe Steel Ltd.	12,900	166,922
Koei Tecmo Holdings Co. Ltd.	3,524	40,201
Kohnan Shoji Co. Ltd.	1,100	30,621
Kohsoku Corp.	700	10,386
Koito Manufacturing Co. Ltd.	8,400	130,915
Kojima Co. Ltd.	1,500	8,319
Kokuyo Co. Ltd. (x)	3,400	55,316
KOMAIHALTEC, Inc.	200	2,868
Komatsu Ltd.	141,590	3,703,432
Komatsu Matere Co. Ltd.	2,000	11,348
Komatsu Wall Industry Co. Ltd.	400	8,153
KOMEDA Holdings Co. Ltd.	1,400	27,255
Komeri Co. Ltd.	100	2,191
Komori Corp.	3,400	27,513
Konaka Co. Ltd.	1,400	4,011
Konami Group Corp.	2,800	146,613
Konica Minolta, Inc.*	16,600	48,599
Konishi Co. Ltd.	4,000	38,383
Kosaido Holdings Co. Ltd.	4,500	24,255
Kose Corp. (x)	1,000	75,000
Kose R E Co. Ltd.	800	5,997
Kosei Securities Co. Ltd. (The)*	200	688
Kotobuki Spirits Co. Ltd.	4,000	61,305
Kourakuen Holdings Corp.*	700	6,022
Krosaki Harima Corp.	200	16,652
KRS Corp.	600	3,847
K’s Holdings Corp.	2,300	21,548
Kubota Corp.	33,800	508,798
Kumagai Gumi Co. Ltd.	1,000	25,567
Kumiai Chemical Industry Co. Ltd.	1,340	7,669
Kura Sushi, Inc. (x)	1,200	29,021
Kurabo Industries Ltd.	1,200	24,613
Kuraray Co. Ltd. (x)	8,200	82,901
Kuraudia Holdings Co. Ltd.	200	522
Kureha Corp.	2,400	49,021
Kurimoto Ltd.	600	13,064
Kurita Water Industries Ltd.	3,500	137,021
Kusuri no Aoki Holdings Co. Ltd.	2,400	54,587
KYB Corp.	700	24,351
Kyocera Corp.	39,600	577,991
Kyodo Printing Co. Ltd.	300	6,872
Kyoei Sangyo Co. Ltd.	100	1,718
Kyoei Steel Ltd.	1,300	18,431
Kyoei Tanker Co. Ltd.	200	1,211
Kyokuto Boeki Kaisha Ltd.	400	5,557
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,300	32,053
Kyokuto Securities Co. Ltd.	1,600	10,928
Kyokuyo Co. Ltd.	500	13,369
Kyorin Pharmaceutical Co. Ltd.	400	5,050
Kyoritsu Co. Ltd.	1,000	1,284
Kyoritsu Maintenance Co. Ltd. (x)	1,200	50,979
Kyosan Electric Manufacturing Co. Ltd.	2,000	6,695
Kyoto Financial Group, Inc.	6,800	105,930
Kyowa Electronic Instruments Co. Ltd.	1,000	2,858
Kyowa Kirin Co. Ltd.	8,600	144,553
Kyowa Leather Cloth Co. Ltd.	700	3,565
Kyudenko Corp.	1,000	36,071
Kyushu Electric Power Co., Inc.*	13,800	99,928
Kyushu Financial Group, Inc.	11,070	63,970
Kyushu Railway Co.	4,100	90,345
Land Business Co. Ltd.	1,000	1,872
LAND Co. Ltd.	1,300	65
Lasertec Corp.	2,900	764,489
Lawson, Inc.	1,300	67,148
LEC, Inc.	1,200	8,809
Leopalace21 Corp.*	7,300	22,159
Life Corp.	700	16,408
Link And Motivation, Inc.	5,900	23,307
Lintec Corp.	900	17,553
Lion Corp. (x)	6,100	56,609
Lixil Corp.	9,140	114,120
Look Holdings, Inc.	400	6,562
LY Corp.	95,600	338,804
M&A Capital Partners Co. Ltd.	900	15,523
M3, Inc.	14,500	239,918
Mabuchi Motor Co. Ltd.	3,200	53,084
Macnica Holdings, Inc.	1,850	97,578
Maezawa Industries, Inc.	900	6,262
Maezawa Kasei Industries Co. Ltd.	900	9,734
Maezawa Kyuso Industries Co. Ltd.	800	7,518
Makino Milling Machine Co. Ltd.	500	20,816
Makita Corp.	8,900	245,539
Management Solutions Co. Ltd.	300	7,330
Mandom Corp.	1,400	12,679
Mani, Inc.	3,300	49,945
Marche Corp.*	300	511
Mars Group Holdings Corp. (x)	600	10,511
Marubeni Construction Material Lease Co. Ltd.	100	1,866
Marubeni Corp.	54,400	859,790

See Notes to Financial Statements.

1001

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Marubun Corp.	900	$10,315
Marudai Food Co. Ltd.	1,200	13,838
Maruha Nichiro Corp.	1,300	25,594
Marui Group Co. Ltd.	5,000	83,848
Maruichi Steel Tube Ltd.	400	10,409
MARUKA FURUSATO Corp. (x)	1,216	22,707
Marusan Securities Co. Ltd.	3,900	23,289
Maruwa Co. Ltd.	300	62,766
Maruwn Corp.	600	1,123
Maruyama Manufacturing Co., Inc.	200	3,682
Maruzen CHI Holdings Co. Ltd.	600	1,400
Maruzen Showa Unyu Co. Ltd.	800	22,184
Matsuda Sangyo Co. Ltd.	800	13,594
Matsui Construction Co. Ltd.	1,000	5,943
Matsui Securities Co. Ltd.	1,000	5,191
MatsukiyoCocokara & Co.	12,360	218,886
Matsuya Co. Ltd.	2,200	14,698
Matsuyafoods Holdings Co. Ltd.	500	19,539
Max Co. Ltd.	2,000	46,596
Mazda Motor Corp.	19,300	208,536
Mebuki Financial Group, Inc.	32,760	99,651
MEC Co. Ltd.	800	24,936
Media Do Co. Ltd. (x)*	2,200	22,515
Medical System Network Co. Ltd.	400	1,841
Medipal Holdings Corp.	5,700	92,393
Medley, Inc.*	900	28,085
Megachips Corp.	1,100	36,511
Megmilk Snow Brand Co. Ltd.	400	5,997
Meidensha Corp.	800	13,816
Meiji Holdings Co. Ltd.	4,600	109,258
Meiji Shipping Group Co. Ltd.	1,100	5,952
Meiko Electronics Co. Ltd.	1,000	29,574
Meiko Network Japan Co. Ltd.	900	4,889
MEITEC Group Holdings, Inc.	3,000	60,149
Meito Sangyo Co. Ltd.	600	7,217
Meiwa Corp.	900	4,143
Meiwa Estate Co. Ltd.	700	6,037
Melco Holdings, Inc.	600	14,660
Menicon Co. Ltd.	2,900	48,313
Mercari, Inc. (x)*	3,600	66,702
Midac Holdings Co. Ltd.	1,500	22,426
Milbon Co. Ltd.	1,140	29,866
Mimasu Semiconductor Industry Co. Ltd.	1,000	22,695
Minebea Mitsumi, Inc.	13,137	270,054
Ministop Co. Ltd.	900	9,766
Mirait One Corp.	3,600	47,464
Mirarth Holdings, Inc.	4,400	14,479
MISUMI Group, Inc.	10,900	184,720
Mitachi Co. Ltd.	200	1,634
Mitani Sekisan Co. Ltd.	800	27,121
Mito Securities Co. Ltd.	3,000	8,957
Mitsuba Corp.	2,000	13,901
Mitsubishi Chemical Group Corp.	38,220	234,199
Mitsubishi Corp.	130,530	2,086,166
Mitsubishi Electric Corp.	68,300	968,310
Mitsubishi Estate Co. Ltd.	37,000	509,865
Mitsubishi Gas Chemical Co., Inc.	6,500	103,977
Mitsubishi HC Capital, Inc.	25,820	173,379
Mitsubishi Heavy Industries Ltd.	11,500	672,138
Mitsubishi Kakoki Kaisha Ltd.	300	6,926
Mitsubishi Logisnext Co. Ltd.	1,000	9,801
Mitsubishi Logistics Corp.	1,200	36,162
Mitsubishi Materials Corp.	2,200	38,188
Mitsubishi Motors Corp.	26,200	83,431
Mitsubishi Paper Mills Ltd.	1,800	7,060
Mitsubishi Pencil Co. Ltd.	2,000	29,589
Mitsubishi Research Institute, Inc.	400	13,135
Mitsubishi Shokuhin Co. Ltd.	1,100	37,525
Mitsubishi Steel Manufacturing Co. Ltd.	700	7,348
Mitsubishi UFJ Financial Group, Inc.	394,800	3,392,200
Mitsuboshi Belting Ltd.	1,500	46,649
Mitsui & Co. Ltd.	48,400	1,818,604
Mitsui Chemicals, Inc.	5,331	158,115
Mitsui DM Sugar Holdings Co. Ltd.	1,000	21,071
Mitsui E&S Co. Ltd.	3,400	17,024
Mitsui Fudosan Co. Ltd.	26,600	652,360
Mitsui High-Tec, Inc.	800	41,759
Mitsui Matsushima Holdings Co. Ltd. (x)	800	14,950
Mitsui Mining & Smelting Co. Ltd.	1,600	49,191
Mitsui OSK Lines Ltd.	11,300	362,001
Mitsui-Soko Holdings Co. Ltd.	1,000	33,369
Mitsumura Printing Co. Ltd.	100	982
Mitsuuroko Group Holdings Co. Ltd.	1,900	21,385
Miura Co. Ltd.	3,000	59,745
Miyaji Engineering Group, Inc.	800	18,156
Miyakoshi Holdings, Inc.*	300	2,300
Miyazaki Bank Ltd. (The)	800	14,860
Miyoshi Oil & Fat Co. Ltd.	400	3,583
Mizuho Financial Group, Inc.	92,837	1,588,434
Mizuho Leasing Co. Ltd.	1,700	58,355
Mizuno Corp.	200	5,574
Mochida Pharmaceutical Co. Ltd.	1,000	23,191
Modec, Inc.*	1,000	16,440
Monex Group, Inc.	7,000	35,695
Money Forward, Inc.*	1,700	52,109
MonotaRO Co. Ltd.	11,900	129,929
Morinaga & Co. Ltd.	1,600	29,033
Morinaga Milk Industry Co. Ltd.	1,000	19,348
Morita Holdings Corp.	2,000	22,043
Morozoff Ltd.	400	10,780
Mortgage Service Japan Ltd.	4,900	17,932
Mory Industries, Inc.	400	11,872
MOS Food Services, Inc.	100	2,330
MrMax Holdings Ltd.	1,200	5,319
MS&AD Insurance Group Holdings, Inc.	14,300	562,467
Murata Manufacturing Co. Ltd.	58,185	1,235,090
Musashi Seimitsu Industry Co. Ltd.	2,400	25,702
Musashino Bank Ltd. (The)	1,900	35,925
Mutoh Holdings Co. Ltd.	100	1,400
Nabtesco Corp. (x)	3,800	77,550
NAC Co. Ltd.	400	2,814
Nachi-Fujikoshi Corp.	500	13,032
Nagaileben Co. Ltd.	1,200	20,272
Nagano Keiki Co. Ltd.	800	11,609
Nagase & Co. Ltd.	3,800	60,908
Nagatanien Holdings Co. Ltd.	500	7,606
Nagawa Co. Ltd.	400	20,227
Nagoya Railroad Co. Ltd.	4,900	78,643

See Notes to Financial Statements.

1002

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Naigai Co. Ltd.*	300	$566
Nakabayashi Co. Ltd.	1,000	3,901
Nakamuraya Co. Ltd.	300	6,511
Nakano Corp.	1,000	3,340
Nakayama Steel Works Ltd.	600	3,472
Nakayamafuku Co. Ltd.	700	1,812
Nakayo, Inc.	200	1,701
Namura Shipbuilding Co. Ltd.	1,024	9,194
Nankai Electric Railway Co. Ltd.	3,200	65,021
Nanto Bank Ltd. (The)	1,100	19,043
Natori Co. Ltd.	600	8,881
NC Holdings Co. Ltd.	300	4,021
NEC Capital Solutions Ltd.	300	7,138
NEC Corp.	8,900	527,057
NEC Networks & System Integration Corp.	3,300	55,679
NET One Systems Co. Ltd.	3,000	51,138
Net Protections Holdings, Inc.*	100	145
Neturen Co. Ltd.	1,700	11,599
Nexon Co. Ltd. (x)	14,200	258,772
Nextage Co. Ltd.	2,000	36,709
NEXYZ Group Corp.	500	2,472
NGK Insulators Ltd.	2,600	31,080
NH Foods Ltd.	900	30,511
NHK Spring Co. Ltd.	5,700	48,389
Nice Corp.	500	6,032
Nichia Steel Works Ltd.	1,000	2,262
Nichias Corp.	3,000	72,128
Nichiban Co. Ltd.	500	6,145
Nichicon Corp.	700	6,444
Nichiden Corp.	1,000	20,362
Nichiha Corp.	1,200	25,234
Nichimo Co. Ltd.	200	2,862
Nichirei Corp.	2,000	49,277
Nichireki Co. Ltd.	1,000	17,135
Nidec Corp.	16,205	654,521
Nifco, Inc.	2,300	59,457
Nihon Chouzai Co. Ltd.	600	5,953
Nihon Dempa Kogyo Co. Ltd.	900	8,023
Nihon Kohden Corp.	1,500	47,479
Nihon M&A Center Holdings, Inc.	13,200	72,806
Nihon Nohyaku Co. Ltd.	2,000	9,163
Nihon Parkerizing Co. Ltd.	3,100	25,020
Nihon Tokushu Toryo Co. Ltd.	1,000	8,525
Nihon Trim Co. Ltd.	200	4,284
Nihon Yamamura Glass Co. Ltd.*	500	4,968
Nikkato Corp.	400	1,597
Nikkiso Co. Ltd.	4,000	29,220
Nikko Co. Ltd.	1,000	4,915
Nikkon Holdings Co. Ltd.	1,400	30,582
Nikon Corp.	8,300	82,176
Nintendo Co. Ltd.	40,600	2,118,974
Nippn Corp.	2,000	31,532
Nippon Air Conditioning Services Co. Ltd.	1,200	6,894
Nippon Beet Sugar Manufacturing Co. Ltd.	700	9,701
Nippon Carbide Industries Co., Inc.	300	3,045
Nippon Carbon Co. Ltd. (x)	600	18,660
Nippon Ceramic Co. Ltd.	800	15,915
Nippon Chemical Industrial Co. Ltd.	400	5,311
Nippon Chemi-Con Corp.*	700	6,523
Nippon Chemiphar Co. Ltd.	100	1,107
Nippon Chutetsukan KK	100	743
Nippon Coke & Engineering Co. Ltd.*	10,000	8,298
Nippon Concrete Industries Co. Ltd.	1,000	2,277
Nippon Denko Co. Ltd.	5,000	9,787
Nippon Densetsu Kogyo Co. Ltd.	2,000	28,241
Nippon Electric Glass Co. Ltd.	3,200	68,789
Nippon Express Holdings, Inc.	1,600	90,939
Nippon Felt Co. Ltd.	700	2,090
Nippon Filcon Co. Ltd.	900	2,987
Nippon Fine Chemical Co. Ltd.	1,000	21,844
Nippon Gas Co. Ltd.	3,300	54,473
Nippon Hume Corp.	1,000	6,284
Nippon Kanzai Holdings Co. Ltd.	800	14,587
Nippon Kayaku Co. Ltd.	5,000	47,713
Nippon Kinzoku Co. Ltd.	300	1,845
Nippon Koshuha Steel Co. Ltd.	500	2,014
Nippon Light Metal Holdings Co. Ltd.	3,980	49,482
Nippon Paint Holdings Co. Ltd.	29,000	234,468
Nippon Paper Industries Co. Ltd.*	2,800	25,101
Nippon Parking Development Co. Ltd.	13,000	17,702
Nippon Pillar Packing Co. Ltd.	1,000	31,596
Nippon Road Co. Ltd. (The)	2,000	29,064
Nippon Sanso Holdings Corp.	6,600	176,749
Nippon Seisen Co. Ltd.	200	6,872
Nippon Sharyo Ltd.	400	5,835
Nippon Sheet Glass Co. Ltd.*	3,800	15,470
Nippon Shinyaku Co. Ltd.	1,700	60,235
Nippon Shokubai Co. Ltd.	1,000	38,539
Nippon Signal Co. Ltd.	2,800	19,262
Nippon Soda Co. Ltd.	1,400	53,915
Nippon Steel Corp.	29,115	666,961
Nippon Telegraph & Telephone Corp.	2,071,600	2,531,466
Nippon Television Holdings, Inc.	3,100	33,847
Nippon Thompson Co. Ltd.	4,000	16,000
Nippon Yakin Kogyo Co. Ltd.	650	19,431
Nippon Yusen KK	17,600	545,600
Nipro Corp.	500	3,926
Nishimatsu Construction Co. Ltd.	900	25,060
Nishimatsuya Chain Co. Ltd.	700	10,282
Nishi-Nippon Financial Holdings, Inc.	4,000	46,270
Nishi-Nippon Railroad Co. Ltd.	1,100	18,641
Nissan Chemical Corp.	3,800	148,389
Nissan Motor Co. Ltd.	94,820	372,690
Nissan Shatai Co. Ltd.	900	5,879
Nissan Tokyo Sales Holdings Co. Ltd.	1,000	3,270
Nissei Plastic Industrial Co. Ltd.	1,000	7,865
Nissha Co. Ltd.	2,200	22,983
Nisshin Group Holdings Co. Ltd.	2,600	9,238
Nisshin Seifun Group, Inc.	5,605	75,469
Nisshinbo Holdings, Inc. (x)	68	552
Nissin Corp.	800	13,617
Nissin Foods Holdings Co. Ltd.	3,000	104,702
Niterra Co. Ltd.	4,800	114,009
Nitori Holdings Co. Ltd.	2,700	361,532
Nitta Corp.	1,100	28,670
Nittetsu Mining Co. Ltd.	600	22,170
Nitto Boseki Co. Ltd.	1,000	32,589
Nitto Denko Corp.	4,720	353,163

See Notes to Financial Statements.

1003

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Nitto Fuji Flour Milling Co. Ltd.	200	$6,837
Nitto Kogyo Corp.	1,800	45,957
Nitto Kohki Co. Ltd.	700	9,269
Nitto Seiko Co. Ltd.	1,000	3,731
Nitto Seimo Co. Ltd.	100	1,097
Nittoc Construction Co. Ltd.	750	5,644
NOF Corp.	2,200	109,313
Nohmi Bosai Ltd.	1,000	15,617
NOK Corp.	2,900	38,698
Nomura Co. Ltd.	4,000	24,965
Nomura Holdings, Inc.	115,300	521,467
Nomura Real Estate Holdings, Inc.	4,100	107,850
Nomura Research Institute Ltd.	13,109	381,277
Noritake Co. Ltd.	600	29,149
Noritsu Koki Co. Ltd. (x)	1,100	23,389
Noritz Corp.	2,300	24,648
North Pacific Bank Ltd.	2,400	6,043
NPR-RIKEN Corp.	1,208	19,062
NS Solutions Corp.	1,000	32,447
NS United Kaiun Kaisha Ltd.	400	13,603
NSD Co. Ltd.	2,260	43,453
NSK Ltd.	14,500	78,465
NSW, Inc.	400	8,071
NTN Corp.	13,000	23,972
NTT Data Group Corp.	20,300	287,799
Obara Group, Inc.	800	21,418
Obayashi Corp.	19,300	166,993
OBIC Business Consultants Co. Ltd.	1,200	54,894
Obic Co. Ltd.	2,100	361,840
Odakyu Electric Railway Co. Ltd.	10,499	160,166
Oenon Holdings, Inc.	3,000	7,532
Ogaki Kyoritsu Bank Ltd. (The)	1,600	21,401
Ohara, Inc.	400	3,084
Ohashi Technica, Inc.	600	7,774
OIE Sangyo Co. Ltd.	300	3,715
Oiles Corp.	1,560	21,917
Oisix ra daichi, Inc.*	2,200	21,251
Oita Bank Ltd. (The)	700	12,496
Oizumi Corp.	400	1,228
Oji Holdings Corp.	13,700	52,760
Okabe Co. Ltd.	2,700	14,017
Okamoto Industries, Inc.	800	28,227
Okamura Corp.	1,700	26,284
Okasan Securities Group, Inc.	6,000	29,149
Okaya Electric Industries Co. Ltd.	600	1,191
Oki Electric Industry Co. Ltd.	3,600	23,260
Okinawa Electric Power Co., Inc. (The)	2,273	17,974
Okinawa Financial Group, Inc.	1,080	17,969
OKUMA Corp.	300	12,926
Okumura Corp.	1,300	43,195
Okura Industrial Co. Ltd. (x)	600	10,864
Okuwa Co. Ltd.	1,000	5,865
Olympic Group Corp.	800	2,996
Olympus Corp.	40,200	581,760
Omron Corp.	6,300	294,134
Ono Pharmaceutical Co. Ltd.	12,800	228,403
ONO Sokki Co. Ltd.	500	1,585
Onoken Co. Ltd.	1,000	12,277
Onward Holdings Co. Ltd.	1,000	3,411
Open House Group Co. Ltd.	2,800	83,067
Open Up Group, Inc. (x)	3,000	49,979
Optex Group Co. Ltd.	1,600	20,267
Optorun Co. Ltd. (x)	1,000	11,567
Oracle Corp.	1,300	100,220
Organo Corp.	1,600	66,270
Orient Corp.	1,650	12,521
Oriental Land Co. Ltd.	35,200	1,310,888
Oriental Shiraishi Corp.	450	1,085
Origin Co. Ltd.	200	1,739
ORIX Corp.	40,600	764,777
Osaka Gas Co. Ltd.	12,000	250,638
Osaka Soda Co. Ltd. (x)	100	6,865
Osaka Steel Co. Ltd.	800	14,048
OSAKA Titanium Technologies Co. Ltd. (x)	1,100	21,157
Osaki Electric Co. Ltd.	1,000	4,546
OSG Corp.	2,200	31,549
Otsuka Corp. (x)	3,300	136,049
Otsuka Holdings Co. Ltd. (x)	14,000	525,149
Outsourcing, Inc.*	3,000	37,021
Oyo Corp.	1,200	17,464
Pacific Industrial Co. Ltd.	2,000	18,241
Pacific Metals Co. Ltd.*	899	7,740
Pack Corp. (The) (x)	900	21,606
PAL GROUP Holdings Co. Ltd.	2,800	48,931
PALTAC Corp.	1,050	33,243
Pan Pacific International Holdings Corp.	14,900	355,487
Panasonic Holdings Corp.	76,785	760,498
Paris Miki Holdings, Inc.	1,500	5,468
Park24 Co. Ltd.*	4,000	51,248
Pasco Corp.	200	2,502
Pasona Group, Inc.	1,000	18,738
Pegasus Co. Ltd.	1,200	3,804
Penta-Ocean Construction Co. Ltd.	10,300	57,848
PeptiDream, Inc. (x)*	3,500	36,899
Persol Holdings Co. Ltd.	78,000	133,928
Pharma Foods International Co. Ltd.	700	4,974
PIA Corp.*	300	7,149
Pigeon Corp. (x)	4,300	49,526
Pilot Corp. (x)	1,100	32,774
Piolax, Inc.	1,500	24,787
Pola Orbis Holdings, Inc.	3,000	33,702
Poplar Co. Ltd.*	300	411
Press Kogyo Co. Ltd.	5,000	20,213
Prima Meat Packers Ltd.	1,400	23,313
Procrea Holdings, Inc.	1,176	15,655
Pronexus, Inc.	1,300	12,143
PS Mitsubishi Construction Co. Ltd.	800	5,016
Raito Kogyo Co. Ltd.	800	10,723
Raiznext Corp.	2,600	28,176
Raksul, Inc.*	2,200	19,784
Rakus Co. Ltd.	4,600	85,231
Rakuten Group, Inc. (x)*	50,200	223,586
Rasa Corp.	500	5,351
Rasa Industries Ltd.	400	5,972
Recruit Holdings Co. Ltd.	121,000	5,117,184
Relo Group, Inc.	3,600	43,391
Renaissance, Inc.	500	3,106
Renesas Electronics Corp.*	41,600	752,045
Rengo Co. Ltd.	300	2,000
RENOVA, Inc.*	2,800	23,611

See Notes to Financial Statements.

1004

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Resol Holdings Co. Ltd.	100	$3,986
Resona Holdings, Inc.	79,600	404,492
Resonac Holdings Corp.	6,100	121,567
Resorttrust, Inc.	1,900	32,960
Restar Holdings Corp.	700	14,000
Rheon Automatic Machinery Co. Ltd.	1,000	10,667
Rhythm Co. Ltd.	600	12,591
Ricoh Co. Ltd.	16,400	125,966
Ricoh Leasing Co. Ltd.	800	27,546
Right On Co. Ltd.*	900	2,821
Riken Keiki Co. Ltd.	1,000	48,865
Riken Technos Corp.	2,000	12,000
Ringer Hut Co. Ltd.	900	15,032
Rinnai Corp.	3,500	81,121
Riso Kagaku Corp.	1,800	33,894
Riso Kyoiku Co. Ltd.	3,900	6,279
Rock Field Co. Ltd.	1,200	13,728
Rohm Co. Ltd.	9,600	184,000
Rohto Pharmaceutical Co. Ltd.	5,000	100,816
Roland DG Corp.	500	12,926
Rorze Corp. (x)	400	42,723
Round One Corp. (x)	9,900	39,179
Royal Holdings Co. Ltd. (x)	1,800	32,936
Ryobi Ltd.	1,400	26,391
Ryoden Corp.	500	9,238
Ryohin Keikaku Co. Ltd.	9,100	152,280
Ryosan Co. Ltd.	700	23,358
Ryoyo Electro Corp.	300	7,638
S Foods, Inc.	500	11,684
Sagami Holdings Corp.	1,000	10,220
Saibu Gas Holdings Co. Ltd.	1,300	18,043
Saizeriya Co. Ltd.	1,600	57,078
Sakai Chemical Industry Co. Ltd.	800	10,644
Sakai Heavy Industries Ltd.	200	8,496
Sakai Moving Service Co. Ltd.	800	15,433
Sakata INX Corp.	2,000	19,262
Sakata Seed Corp.	1,100	30,543
Sala Corp.	1,000	5,184
SAMTY Co. Ltd.	900	15,543
San Holdings, Inc.	800	6,298
San ju San Financial Group, Inc.	990	12,744
San-A Co. Ltd.	800	25,844
San-Ai Obbli Co. Ltd.	2,000	22,780
Sanden Corp.*	1,400	1,976
Sangetsu Corp.	1,800	39,574
San-In Godo Bank Ltd. (The)	7,000	49,348
Sanix, Inc.*	1,800	4,021
Sanken Electric Co. Ltd.	300	16,543
Sanko Metal Industrial Co. Ltd.	100	3,209
Sankyo Co. Ltd.	700	40,823
Sankyo Seiko Co. Ltd.	2,000	10,213
Sankyo Tateyama, Inc.	1,700	9,440
Sankyu, Inc.	800	29,396
Sanoh Industrial Co. Ltd.	1,400	7,814
Sanrio Co. Ltd.	2,000	83,390
Sanritsu Corp.	300	1,617
Sansan, Inc.*	1,100	12,474
Sanshin Electronics Co. Ltd.	1,500	23,085
Santen Pharmaceutical Co. Ltd.	13,400	133,525
Sanwa Holdings Corp.	6,300	95,550
Sanyo Chemical Industries Ltd.	600	18,021
Sanyo Industries Ltd.	100	1,893
Sanyo Shokai Ltd.	600	10,094
Sanyo Special Steel Co. Ltd.	1,200	22,434
Sapporo Holdings Ltd. (x)	1,500	66,149
Sata Construction Co. Ltd.	800	3,591
Sato Holdings Corp.	1,200	18,009
Sato Shoji Corp.	1,000	10,333
Satori Electric Co. Ltd.	900	12,562
Sawai Group Holdings Co. Ltd.	800	29,555
Saxa Holdings, Inc.	300	5,496
SB Technology Corp.	400	6,738
SBI Holdings, Inc.	9,260	208,317
SCREEN Holdings Co. Ltd.	1,800	152,298
Scroll Corp.	1,700	11,574
SCSK Corp.	4,596	91,138
Secom Co. Ltd.	6,600	475,340
Sega Sammy Holdings, Inc.	6,700	93,705
Seibu Holdings, Inc.	8,500	117,975
Seika Corp.	800	16,749
Seikagaku Corp.	2,400	12,953
Seikitokyu Kogyo Co. Ltd.	600	7,021
Seiko Epson Corp.	8,400	125,732
Seiko Group Corp.	1,200	22,928
Seino Holdings Co. Ltd.	1,300	19,712
Seiren Co. Ltd.	1,300	22,856
Sekisui Chemical Co. Ltd.	9,500	136,941
Sekisui House Ltd.	18,500	410,936
Sekisui Jushi Corp.	1,000	17,631
Sekisui Kasei Co. Ltd.	1,000	3,447
Senko Group Holdings Co. Ltd.	4,000	32,397
Senshu Ikeda Holdings, Inc.	6,880	15,761
Senshukai Co. Ltd. (x)*	2,200	5,867
Seven & i Holdings Co. Ltd.	23,636	937,897
SG Holdings Co. Ltd.	13,400	192,352
Sharp Corp.*	8,100	57,763
Shibaura Mechatronics Corp. (x)	600	25,277
Shibusawa Warehouse Co. Ltd. (The)	600	12,391
Shibuya Corp.	700	12,128
SHIFT, Inc.*	500	127,021
Shiga Bank Ltd. (The)	200	4,950
Shikibo Ltd.	700	5,436
Shikoku Bank Ltd. (The)	1,600	10,894
Shikoku Electric Power Co., Inc.	2,700	19,407
Shikoku Kasei Holdings Corp.	1,000	12,731
Shima Seiki Manufacturing Ltd.	900	9,734
Shimadzu Corp.	6,300	176,132
Shimamura Co. Ltd.	400	44,709
Shimano, Inc.	2,800	433,603
Shimizu Bank Ltd. (The)	400	4,363
Shimizu Corp.	19,700	130,858
Shimojima Co. Ltd.	800	7,308
Shin Nippon Air Technologies Co. Ltd.	900	15,223
Shin Nippon Biomedical Laboratories Ltd.	700	8,430
Shinagawa Refractories Co. Ltd.	1,500	18,287
Shindengen Electric Manufacturing Co. Ltd.	400	8,596
Shin-Etsu Chemical Co. Ltd.	53,800	2,257,692
Shin-Etsu Polymer Co. Ltd.	2,500	29,734
Shingakukai Holdings Co. Ltd.	600	1,064

See Notes to Financial Statements.

1005

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Shinko Electric Industries Co. Ltd.	2,100	$81,677
Shinko Shoji Co. Ltd.	2,200	18,162
Shinmaywa Industries Ltd.	1,800	15,013
Shinnihon Corp.	1,600	12,891
Shinsho Corp.	300	12,085
Shinwa Co. Ltd.	600	10,055
Shinyei Kaisha	100	1,345
Shionogi & Co. Ltd.	8,300	400,166
Ship Healthcare Holdings, Inc.	1,000	17,074
Shiseido Co. Ltd.	14,400	434,247
Shizuoka Financial Group, Inc.	13,900	117,805
Shizuoka Gas Co. Ltd. (x)	3,000	21,830
SHO-BOND Holdings Co. Ltd.	1,000	44,447
Shobunsha Holdings, Inc.*	700	1,802
Shochiku Co. Ltd.	400	27,024
Shoei Co. Ltd.	1,600	20,879
Showa Sangyo Co. Ltd.	1,000	22,447
Shuei Yobiko Co. Ltd.	200	428
Siix Corp.	1,400	14,526
Simplex Holdings, Inc.	1,900	36,962
Sinanen Holdings Co. Ltd.	400	11,915
Sinfonia Technology Co. Ltd.	1,400	20,682
Sintokogio Ltd.	2,600	19,657
SK Japan Co. Ltd.	200	1,105
SKY Perfect JSAT Holdings, Inc.	9,000	44,553
Skylark Holdings Co. Ltd. (x)	8,300	121,557
SMC Corp.	2,100	1,128,340
SMK Corp.	300	5,451
SMS Co. Ltd.	2,800	57,579
Snow Peak, Inc. (x)	1,700	11,152
SNT Corp.	2,400	4,477
Socionext, Inc.	3,500	63,546
Soda Nikka Co. Ltd.	1,000	7,603
SoftBank Corp.	100,900	1,259,103
SoftBank Group Corp.	32,012	1,428,734
Sohgo Security Services Co. Ltd.	9,900	56,957
Sojitz Corp.	7,200	162,638
Sompo Holdings, Inc.	11,350	555,104
Sony Group Corp.	45,300	4,308,319
Sosei Group Corp.*	2,700	27,211
Soshin Electric Co. Ltd.	600	1,260
Sotetsu Holdings, Inc.	3,000	58,255
SPK Corp.	400	5,240
S-Pool, Inc.	3,800	11,966
Square Enix Holdings Co. Ltd.	3,500	125,677
SRA Holdings	600	15,170
ST Corp.	600	6,498
St Marc Holdings Co. Ltd.	800	12,040
Stanley Electric Co. Ltd.	5,400	101,604
Starzen Co. Ltd.	800	14,916
Stella Chemifa Corp.	500	11,454
Strike Co. Ltd.	700	23,929
Studio Alice Co. Ltd.	500	7,461
Subaru Corp.	19,800	363,140
Sugi Holdings Co. Ltd.	900	41,374
Sugimoto & Co. Ltd.	600	9,502
SUMCO Corp. (x)	8,500	127,470
Sumida Corp.	700	5,724
Suminoe Textile Co. Ltd.	300	4,734
Sumiseki Holdings, Inc. (x)	3,800	29,511
Sumitomo Chemical Co. Ltd.	44,000	107,348
Sumitomo Corp.	41,780	911,456
Sumitomo Densetsu Co. Ltd.	900	17,502
Sumitomo Electric Industries Ltd.	23,000	292,883
Sumitomo Forestry Co. Ltd.	4,800	143,081
Sumitomo Heavy Industries Ltd. (x)	2,700	68,074
Sumitomo Metal Mining Co. Ltd.	7,800	234,885
Sumitomo Mitsui Construction Co. Ltd.	7,200	20,272
Sumitomo Mitsui Financial Group, Inc.	45,050	2,198,184
Sumitomo Mitsui Trust Holdings, Inc.	22,482	431,463
Sumitomo Osaka Cement Co. Ltd.	200	5,262
Sumitomo Pharma Co. Ltd.	4,700	15,533
Sumitomo Realty & Development Co. Ltd.	11,200	333,140
Sumitomo Riko Co. Ltd.	2,000	14,979
Sumitomo Rubber Industries Ltd.	4,484	48,720
Sumitomo Seika Chemicals Co. Ltd.	400	14,156
Sumitomo Warehouse Co. Ltd. (The)	2,000	34,766
Sun Frontier Fudousan Co. Ltd.	1,000	11,582
Sundrug Co. Ltd.	2,300	73,926
Suntory Beverage & Food Ltd.	4,700	155,000
Sun-Wa Technos Corp.	600	9,345
Suruga Bank Ltd.	5,500	30,387
Suzuden Corp.	300	4,996
Suzuken Co. Ltd.	1,990	65,896
Suzuki Motor Corp.	11,700	500,611
SWCC Corp.	1,500	30,415
Sysmex Corp.	6,000	334,383
Systena Corp.	1,000	2,170
T Hasegawa Co. Ltd.	1,600	35,234
T RAD Co. Ltd.	400	8,752
T&D Holdings, Inc.	17,000	270,131
Tac Co. Ltd.	700	983
Tachibana Eletech Co. Ltd.	840	16,365
Tachi-S Co. Ltd.	1,600	20,403
Tadano Ltd.	5,000	41,809
Taihei Dengyo Kaisha Ltd.	500	15,851
Taiheiyo Cement Corp.	4,478	92,291
Taiheiyo Kouhatsu, Inc.	400	2,287
Taiho Kogyo Co. Ltd.	800	4,511
Taiko Pharmaceutical Co. Ltd. (x)*	1,200	2,579
Taisei Corp.	5,900	201,772
Taisei Lamick Co. Ltd.	300	6,168
Taiyo Holdings Co. Ltd.	1,800	39,766
Taiyo Yuden Co. Ltd.	2,700	71,426
Takachiho Koheki Co. Ltd. (x)	500	12,908
Takadakiko Co. Ltd.	100	2,362
Takamatsu Construction Group Co. Ltd.	1,000	19,638
Takano Co. Ltd.	400	2,667
Takaoka Toko Co. Ltd.	400	5,989
Taka-Q Co. Ltd.*	500	284
Takara & Co. Ltd.	700	13,509
Takara Holdings, Inc.	6,000	52,723
Takara Standard Co. Ltd.	2,500	28,936
Takasago International Corp.	800	19,801
Takasago Thermal Engineering Co. Ltd.	1,900	43,390
Takashima & Co. Ltd.	800	6,638
Takashimaya Co. Ltd.	5,300	72,227
Take And Give Needs Co. Ltd.	600	5,043

See Notes to Financial Statements.

1006

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Takeda Pharmaceutical Co. Ltd.	57,500	$1,653,227
Takihyo Co. Ltd.	200	1,426
Takuma Co. Ltd.	1,000	12,688
Tamron Co. Ltd.	1,200	45,277
Tamura Corp.	3,000	11,809
Tanaka Co. Ltd.	300	1,638
Tanseisha Co. Ltd.	1,950	12,073
Tatsuta Electric Wire and Cable Co. Ltd.*	2,000	9,943
Taya Co. Ltd.*	200	569
Tayca Corp.	1,000	9,709
TBK Co. Ltd.	1,000	2,638
TBS Holdings, Inc.	3,700	78,697
TDC Soft, Inc.	800	12,079
TDK Corp.	10,200	485,911
Teac Corp.	600	396
TechMatrix Corp.	2,400	29,821
TechnoPro Holdings, Inc.	4,500	118,564
Teijin Ltd.	5,200	49,289
Teikoku Electric Manufacturing Co. Ltd.	800	16,721
Teikoku Sen-I Co. Ltd.	1,000	14,489
Teikoku Tsushin Kogyo Co. Ltd.	400	5,745
Tekken Corp.	800	11,387
Ten Allied Co. Ltd.*	800	1,742
Tenma Corp.	1,100	17,350
TerraSky Co. Ltd.*	1,100	13,887
Terumo Corp.	19,800	649,047
T-Gaia Corp.	600	8,213
THK Co. Ltd.	4,000	78,426
Tigers Polymer Corp.	600	3,681
TIS, Inc.	6,800	149,841
Titan Kogyo Ltd.	100	805
TKC Corp.	1,800	48,000
Toa Corp./Hyogo	1,000	7,333
Toa Corp./Tokyo	1,100	27,773
TOA ROAD Corp.	400	18,979
Toabo Corp.	400	1,214
Toagosei Co. Ltd.	3,900	37,949
Tobishima Corp.	800	7,433
Tobu Railway Co. Ltd.	5,600	150,485
TOC Co. Ltd.	4,700	23,267
Tocalo Co. Ltd.	2,400	25,430
Tochigi Bank Ltd. (The)	6,000	13,191
Toda Corp.	8,800	58,217
Toda Kogyo Corp.*	100	1,111
Toei Co. Ltd.	200	28,837
Toenec Corp.	200	6,482
Toho Bank Ltd. (The)	10,000	20,355
Toho Co. Ltd.	4,100	138,673
Toho Co. Ltd./Kobe	400	7,867
Toho Gas Co. Ltd.	2,000	41,773
Toho Holdings Co. Ltd.	1,900	43,417
Toho Titanium Co. Ltd. (x)	2,100	28,238
Toho Zinc Co. Ltd.	700	5,595
Tohoku Bank Ltd. (The)	600	5,000
Tohoku Electric Power Co., Inc.	18,600	126,493
Tohto Suisan Co. Ltd.	200	10,170
Tokai Carbon Co. Ltd. (x)	6,400	46,548
TOKAI Holdings Corp.	2,400	16,391
Tokai Rika Co. Ltd.	2,900	44,734
Tokai Senko KK	100	618
Tokai Tokyo Financial Holdings, Inc.	9,600	35,813
Token Corp.	520	33,929
Tokio Marine Holdings, Inc.	63,800	1,596,810
Tokushu Tokai Paper Co. Ltd.	800	22,326
Tokuyama Corp.	2,200	37,306
Tokyo Century Corp.	5,600	60,647
Tokyo Electric Power Co. Holdings, Inc.*	55,800	292,257
Tokyo Electron Ltd.	13,700	2,453,855
Tokyo Energy & Systems, Inc.	1,000	7,418
Tokyo Gas Co. Ltd.	13,700	314,614
Tokyo Individualized Educational Institute, Inc.	900	2,840
Tokyo Keiki, Inc.	800	10,099
Tokyo Kikai Seisakusho Ltd. (x)*	300	1,026
Tokyo Kiraboshi Financial Group, Inc.	1,451	40,906
Tokyo Ohka Kogyo Co. Ltd.	3,900	86,077
Tokyo Rakutenchi Co. Ltd.	200	9,702
Tokyo Rope Manufacturing Co. Ltd.	800	7,574
Tokyo Sangyo Co. Ltd.	1,000	5,936
Tokyo Seimitsu Co. Ltd.	700	43,048
Tokyo Steel Manufacturing Co. Ltd.	1,300	15,941
Tokyo Tatemono Co. Ltd. (x)	5,491	82,248
Tokyo Tekko Co. Ltd.	400	11,702
Tokyo Theatres Co., Inc.	3,700	28,918
Tokyotokeiba Co. Ltd.	800	25,163
Tokyu Construction Co. Ltd.	4,940	27,923
Tokyu Corp.	18,000	219,702
Tokyu Fudosan Holdings Corp.	20,000	127,858
Toli Corp.	3,000	6,787
Tomato Bank Ltd.	400	3,268
Tomen Devices Corp.	100	3,801
Tomoe Corp.	1,800	7,404
Tomoe Engineering Co. Ltd.	400	10,922
Tomoegawa Corp.	400	2,789
Tomoku Co. Ltd.	800	12,193
TOMONY Holdings, Inc.	9,400	26,067
Tomy Co. Ltd.	3,700	58,583
Tonami Holdings Co. Ltd.	200	6,404
Top Culture Co. Ltd.*	400	448
Topcon Corp.	2,800	30,184
TOPPAN Holdings, Inc.	8,000	223,262
Topy Industries Ltd.	1,000	18,121
Toray Industries, Inc.	49,800	258,925
Toridoll Holdings Corp.	2,200	63,238
Torigoe Co. Ltd. (The) (x)	1,200	5,557
Torii Pharmaceutical Co. Ltd.	800	20,170
Torishima Pump Manufacturing Co. Ltd.	1,500	24,000
Tose Co. Ltd.	300	1,485
Toshiba TEC Corp.	600	12,430
Tosoh Corp.	8,400	107,294
Totetsu Kogyo Co. Ltd.	1,000	22,482
TOTO Ltd.	4,400	115,867
Tottori Bank Ltd. (The)	300	2,887
Toukei Computer Co. Ltd.	400	9,816
Tow Co. Ltd.	1,200	2,757
Towa Bank Ltd. (The)	1,300	5,587
Towa Pharmaceutical Co. Ltd.	200	3,336
Toyo Construction Co. Ltd.	3,600	30,460

See Notes to Financial Statements.

1007

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Toyo Corp.	1,600	$16,034
Toyo Denki Seizo KK	400	2,760
Toyo Engineering Corp.*	1,600	8,931
Toyo Kanetsu KK	600	16,468
Toyo Logistics Co. Ltd.	200	2,186
Toyo Machinery & Metal Co. Ltd.	1,000	4,865
Toyo Securities Co. Ltd.	4,000	8,567
Toyo Seikan Group Holdings Ltd.	2,700	43,794
Toyo Shutter Co. Ltd.	200	948
Toyo Sugar Refining Co. Ltd.	200	2,894
Toyo Suisan Kaisha Ltd.	3,500	180,709
Toyo Tanso Co. Ltd.	700	23,755
Toyo Tire Corp.	3,000	50,213
Toyo Wharf & Warehouse Co. Ltd.	300	2,960
Toyobo Co. Ltd.	1,700	12,744
Toyoda Gosei Co. Ltd.	2,400	45,030
Toyota Boshoku Corp.	1,800	28,564
Toyota Industries Corp.	4,100	334,397
Toyota Motor Corp.	349,940	6,429,217
Toyota Tsusho Corp.	5,500	324,071
TPR Co. Ltd.	1,500	18,128
Transcosmos, Inc.	100	2,138
TRE Holdings Corp.	2,900	22,624
Trend Micro, Inc.*	3,300	176,655
Trusco Nakayama Corp.	1,400	24,287
TS Tech Co. Ltd.	4,600	55,657
TSI Holdings Co. Ltd.	4,825	25,152
Tsubakimoto Chain Co.	100	2,869
Tsubakimoto Kogyo Co. Ltd.	200	9,121
Tsudakoma Corp.*	300	736
Tsugami Corp.	3,000	25,851
Tsukamoto Corp. Co. Ltd.	200	1,678
Tsukishima Holdings Co. Ltd.	2,000	19,050
Tsukuba Bank Ltd.	5,400	9,498
Tsumura & Co.	2,700	50,869
Tsuruha Holdings, Inc. (x)	1,500	137,500
Tsutsumi Jewelry Co. Ltd.	500	8,106
TV Asahi Holdings Corp.	400	4,559
Tv Tokyo Holdings Corp.	500	10,621
TYK Corp.	1,000	3,028
UACJ Corp.	1,226	33,476
UBE Corp.	900	14,617
Uchida Yoko Co. Ltd.	400	19,518
Ueki Corp.	200	2,091
Ulvac, Inc.	1,200	57,345
Unicafe, Inc.*	300	1,964
Unicharm Corp.	14,000	506,184
Unipres Corp.	1,600	10,814
United Arrows Ltd.	1,100	14,729
United Super Markets Holdings, Inc.	3,520	25,389
Unitika Ltd.*	2,900	3,579
Ushio, Inc.	3,900	56,024
USS Co. Ltd.	7,300	146,828
UT Group Co. Ltd.*	1,600	27,733
Valor Holdings Co. Ltd.	2,400	41,549
Vision, Inc.*	500	4,362
Vital KSK Holdings, Inc.	2,300	17,030
Wacoal Holdings Corp.	500	11,879
Wacom Co. Ltd.	8,000	37,277
Wakachiku Construction Co. Ltd.	700	14,680
Wakamoto Pharmaceutical Co. Ltd.	1,000	1,511
Warabeya Nichiyo Holdings Co. Ltd.	700	17,004
WATAMI Co. Ltd.*	1,400	10,277
Weathernews, Inc.	300	11,511
Welcia Holdings Co. Ltd.	4,500	78,702
West Japan Railway Co.	8,500	354,528
Wood One Co. Ltd.	400	2,834
W-Scope Corp.*	3,400	21,582
Xebio Holdings Co. Ltd.	1,400	9,492
YAC Holdings Co. Ltd.	500	8,046
Yahagi Construction Co. Ltd.	1,700	16,289
Yaizu Suisankagaku Industry Co. Ltd.	600	5,102
Yakult Honsha Co. Ltd.	10,000	224,610
YAMABIKO Corp.	2,000	21,220
Yamada Holdings Co. Ltd.	9,472	29,451
Yamagata Bank Ltd. (The)	1,400	10,604
Yamaguchi Financial Group, Inc.	4,000	35,844
Yamaha Corp.	4,200	97,017
Yamaha Motor Co. Ltd. (x)	28,500	254,580
Yamaichi Electronics Co. Ltd.	1,200	16,477
YA-MAN Ltd. (x)	3,200	22,831
Yamanashi Chuo Bank Ltd. (The)	1,400	16,691
Yamashita Health Care Holdings, Inc.	100	1,565
Yamatane Corp.	600	10,481
Yamato Corp.	1,000	6,582
Yamato Holdings Co. Ltd.	6,800	125,655
Yamato International, Inc.	700	1,519
Yamato Kogyo Co. Ltd.	1,200	63,328
Yamaura Corp.	500	4,993
Yamaya Corp.	110	2,376
Yamazaki Baking Co. Ltd.	2,900	66,145
Yamazawa Co. Ltd.	300	2,660
Yaskawa Electric Corp.	7,600	317,475
Yasuda Logistics Corp.	1,000	8,319
Yellow Hat Ltd.	2,200	27,539
Yodogawa Steel Works Ltd.	1,800	48,702
Yokogawa Bridge Holdings Corp.	2,000	35,986
Yokogawa Electric Corp.	6,400	122,054
Yokohama Rubber Co. Ltd. (The)	2,800	64,201
Yokorei Co. Ltd.	2,600	19,343
Yokowo Co. Ltd.	1,000	10,106
Yomeishu Seizo Co. Ltd.	500	6,617
Yondenko Corp.	400	8,936
Yondoshi Holdings, Inc.	900	12,938
Yorozu Corp.	700	4,116
Yoshinoya Holdings Co. Ltd.	3,000	68,191
Yuken Kogyo Co. Ltd.	200	3,070
Yurtec Corp.	2,000	15,943
Yushin Precision Equipment Co. Ltd.	1,200	5,677
Yushiro Chemical Industry Co. Ltd.	600	6,979
YU-WA Creation Holdings Co. Ltd.	700	779
Zappallas, Inc.	1,000	3,383
Zenkoku Hosho Co. Ltd.	2,400	90,468
Zenrin Co. Ltd.	2,550	15,806
Zensho Holdings Co. Ltd.	3,200	167,694
Zeon Corp.	4,300	39,966
Zeria Pharmaceutical Co. Ltd.	1,100	15,735
Zojirushi Corp.	1,800	19,034
ZOZO, Inc.	4,800	108,085
Zuken, Inc.	800	22,922

		163,464,752

See Notes to Financial Statements.

1008

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Jordan (0.0%)†
Hikma Pharmaceuticals plc	6,363	$145,099

Luxembourg (0.4%)
Eurofins Scientific SE	66,800	4,349,413

Mexico (0.0%)†
Fresnillo plc	9,528	72,189

Netherlands (5.2%)
Adyen NV (m)*	2,072	2,668,463
Akzo Nobel NV	35,600	2,940,472
ASML Holding NV	27,718	20,859,533
EXOR NV	50,100	5,005,365
ING Groep NV	236,173	3,526,542
Koninklijke Ahold Delhaize NV	70,543	2,025,943
Shell plc	414,730	13,593,864
Wolters Kluwer NV	17,087	2,427,693

		53,047,875

New Zealand (0.1%)
a2 Milk Co. Ltd. (The)*	31,169	90,483
Chorus Ltd.	8,126	40,590
Fisher & Paykel Healthcare Corp. Ltd.	7,356	109,428
Fletcher Building Ltd.	17,976	54,021
Xero Ltd.*	6,287	481,124

		775,646

Nigeria (0.0%)†
Airtel Africa plc (m)	51,559	85,567

South Africa (0.2%)
Anglo American plc	75,027	1,884,547

South Korea (1.1%)
NAVER Corp.	33,705	5,862,194
Samsung Electronics Co. Ltd. (Preference) (q)	109,400	5,292,042

		11,154,236

Spain (2.1%)
Amadeus IT Group SA	59,793	4,282,630
Banco Bilbao Vizcaya Argentaria SA	441,698	4,011,101
Banco Santander SA	1,112,765	4,642,877
Iberdrola SA	398,593	5,223,117
Industria de Diseno Textil SA	79,973	3,481,125

		21,640,850

Sweden (1.1%)
Sandvik AB	109,200	2,361,333
SKF AB, Class B	238,900	4,768,028
Volvo AB, Class B	162,800	4,224,127

		11,353,488

Switzerland (1.2%)
Cie Financiere Richemont SA (Registered)	20,700	2,848,850
Novartis AG (Registered)	30,000	3,027,287
Schindler Holding AG	10,300	2,575,459
Swatch Group AG (The)	12,796	3,477,993

		11,929,589

United Kingdom (15.5%)
3i Group plc	60,641	1,871,337
Admiral Group plc	16,922	578,929
Ashtead Group plc	81,937	5,704,567
Associated British Foods plc	23,163	698,850
AstraZeneca plc	91,336	12,340,672
Auto Trader Group plc (m)	62,515	574,846
Aviva plc	167,121	926,001
B&M European Value Retail SA	56,004	399,902
BAE Systems plc	190,337	2,694,218
Barclays plc	964,688	1,890,940
Barratt Developments plc	52,684	377,806
Beazley plc	27,992	186,250
Berkeley Group Holdings plc	5,648	337,500
BP plc	1,048,540	6,230,195
British American Tobacco plc	137,856	4,033,610
BT Group plc	392,585	618,505
Bunzl plc	36,269	1,474,746
Burberry Group plc	24,656	445,017
Centrica plc	359,571	644,637
CNH Industrial NV	882,300	10,792,087
Compass Group plc	183,299	5,013,959
ConvaTec Group plc (m)	97,733	304,213
Croda International plc	8,460	544,569
DCC plc	5,604	412,731
Dechra Pharmaceuticals plc	6,302	309,907
Diageo plc	138,429	5,039,370
Diploma plc	5,399	246,507
DS Smith plc	80,044	313,532
Entain plc	35,012	443,692
Frasers Group plc*	7,567	87,820
Halma plc	22,889	666,368
Howden Joinery Group plc	32,410	336,110
HSBC Holdings plc	1,218,437	9,869,828
IMI plc	5,916	126,988
Imperial Brands plc	57,350	1,320,573
Informa plc	289,281	2,880,535
InterContinental Hotels Group plc	10,368	936,984
Intermediate Capital Group plc	17,472	374,259
International Consolidated Airlines Group SA*	244,296	482,657
Intertek Group plc	9,111	493,102
J Sainsbury plc	113,698	438,543
JD Sports Fashion plc	156,770	331,613
Kingfisher plc	123,753	383,786
Land Securities Group plc (REIT)	46,118	414,312
Legal & General Group plc	372,771	1,193,108
Lloyds Banking Group plc	21,479,729	13,062,586
London Stock Exchange Group plc	26,817	3,170,065
M&G plc	147,538	418,244
Marks & Spencer Group plc	96,395	334,698
Melrose Industries plc	86,290	624,081
National Grid plc	227,778	3,071,768
NatWest Group plc	317,864	888,933
Next plc	8,114	839,605
Ocado Group plc*	38,183	369,113
Pearson plc	44,024	541,063
Phoenix Group Holdings plc	42,528	290,123
Reckitt Benckiser Group plc	92,614	6,398,334
RELX plc	115,439	4,576,188
Rentokil Initial plc	154,803	869,785
Rightmove plc	54,444	399,449
Rolls-Royce Holdings plc*	514,304	1,964,706
RS Group plc	30,345	317,015

See Notes to Financial Statements.

1009

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sage Group plc (The)	66,594	$995,265
Schroders plc	1,140,652	6,250,454
Segro plc (REIT)	71,665	809,707
Severn Trent plc	16,966	557,727
Smith & Nephew plc	57,658	792,630
Smiths Group plc	99,394	2,234,223
Spirax-Sarco Engineering plc	4,477	599,479
SSE plc	66,770	1,579,612
St James’s Place plc	34,736	302,672
Standard Chartered plc	142,901	1,214,204
Taylor Wimpey plc	192,890	361,548
Tesco plc	450,270	1,667,286
Unilever plc	119,331	5,777,259
Unilever plc (London Stock Exchange)	37,567	1,819,621
UNITE Group plc (The) (REIT)	18,779	249,899
United Utilities Group plc	43,248	584,061
Virgin Money UK plc (CHDI)	42,653	90,104
Vodafone Group plc	1,378,094	1,204,316
Weir Group plc (The)	11,200	269,318
Whitbread plc	12,074	562,663
WPP plc	608,422	5,839,704

		157,683,189

United States (4.1%)
Amcor plc (CHDI)	28,100	272,104
Block, Inc. (CRDI)*	1,701	135,272
CSL Ltd.	20,966	4,095,449
Experian plc	57,362	2,341,190
GSK plc	251,690	4,652,483
Haleon plc	308,738	1,265,799
Holcim AG	44,179	3,467,924
James Hardie Industries plc (CHDI)*	19,668	757,122
Life360, Inc. (CRDI) (m)(x)*	8,300	42,760
Newmont Corp.	15,765	652,513
News Corp. (CHDI), Class B	2,956	75,861
Reliance Worldwide Corp. Ltd.	24,282	73,303
ResMed, Inc. (CHDI)	19,152	332,021
Roche Holding AG	13,285	3,862,056
Sanofi SA	78,832	7,811,506
Schneider Electric SE	39,386	7,903,826
Sims Ltd.	6,752	71,594
Stellantis NV	168,283	3,929,163

		41,741,946

Total Common Stocks (89.3%) (Cost $728,932,366)		909,965,098

CLOSED END FUNDS:
United Kingdom (0.1%)
F&C Investment Trust plc	8,639	105,933
Scottish Mortgage Investment Trust plc	86,524	891,125

		997,058

United States (0.0%)†
Pershing Square Holdings Ltd.	7,968	364,006

Total Closed End Funds (0.1%) (Cost $885,243)		1,361,064

SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	235,454	235,454
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	509,447	509,447
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,440,284	2,440,284

Total Investment Companies		3,185,185

Total Short-Term Investments (0.3%) (Cost $3,185,185)		3,185,185

Total Investments in Securities (89.7%) (Cost $733,002,794)		914,511,347
Other Assets Less Liabilities (10.3%)		104,822,902

Net Assets (100%)		$1,019,334,249

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $7,661,656 or 0.8% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $7,082,370. This was collateralized by $4,328,917 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.375%, maturing 1/15/24 - 11/15/53 and by cash of $3,185,185 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHDI	— Clearing House Electronic Subregister System (CHESS)
Depository Interest
CHF	— Swiss Franc
CRDI	— CREST Depository Interest
DKK	— Denmark Krone
EUR	— European Currency Unit
GBP	— British Pound
JPY	— Japanese Yen
KRW	— Korean Republic Won
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
TWD	— New Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

1010

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	793	3/2024	EUR	39,770,892	(193,445)
FTSE 100 Index	252	3/2024	GBP	24,914,794	666,690
SPI 200 Index	77	3/2024	AUD	9,949,937	233,314
TOPIX Index	151	3/2024	JPY	25,338,014	102,397

					808,956

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	13,145,672	USD	8,683,242	HSBC Bank plc	3/15/2024	294,621
GBP	17,470,714	USD	21,930,952	HSBC Bank plc	3/15/2024	346,186
JPY	3,210,596,481	USD	22,541,021	HSBC Bank plc	3/15/2024	488,398

Total unrealized appreciation						1,129,205

USD	138,461	JPY	19,596,808	JPMorgan Chase Bank	1/5/2024	(524)
USD	635,204	EUR	579,771	Deutsche Bank AG	3/15/2024	(6,695)
USD	43,582,809	EUR	40,313,915	HSBC Bank plc	3/15/2024	(1,051,153)

Total unrealized depreciation						(1,058,372)

Net unrealized appreciation						70,833

Foreign cash on the statement of assets and liabilities is maintained at JPMorgan or its affiliates and is comprised of the following (in USD): AUD 724,926, CAD 732, CHF 2,156, DKK 24, EUR 84,582,585, GBP 2,220,100, JPY 2,199,243, KRW 2, SEK 39, TWD 75 and ZAR 50.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Closed End Funds	$—	$1,361,064	$—	$1,361,064
Common Stocks
Australia	—	74,108,274	170,534	74,278,808
Austria	—	610,764	—	610,764
Belgium	3,130,772	8,288,867	—	11,419,639
Burkina Faso	—	244,515	—	244,515
Canada	5,243,152	—	—	5,243,152
Chile	—	466,453	—	466,453
China	—	13,610,025	—	13,610,025
Denmark	—	3,581,412	—	3,581,412
Finland	—	4,313,210	—	4,313,210
France	—	132,496,306	—	132,496,306

See Notes to Financial Statements.

1011

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Germany	$—	$143,040,314	$—	$143,040,314
Hong Kong	—	9,563,209	—	9,563,209
India	—	2,017,459	—	2,017,459
Indonesia	—	472,684	—	472,684
Ireland	4,840,968	576,373	—	5,417,341
Italy	—	23,861,421	—	23,861,421
Japan	—	163,464,752	—	163,464,752
Jordan	—	145,099	—	145,099
Luxembourg	—	4,349,413	—	4,349,413
Mexico	—	72,189	—	72,189
Netherlands	—	53,047,875	—	53,047,875
New Zealand	—	775,646	—	775,646
Nigeria	—	85,567	—	85,567
South Africa	—	1,884,547	—	1,884,547
South Korea	—	11,154,236	—	11,154,236
Spain	—	21,640,850	—	21,640,850
Sweden	—	11,353,488	—	11,353,488
Switzerland	—	11,929,589	—	11,929,589
United Kingdom	—	157,683,189	—	157,683,189
United States	652,513	41,089,433	—	41,741,946
Forward Currency Contracts	—	1,129,205	—	1,129,205
Futures	1,002,401	—	—	1,002,401
Short-Term Investments
Investment Companies	3,185,185	—	—	3,185,185

Total Assets	$18,054,991	$898,417,428	$170,534	$916,642,953

Liabilities:
Forward Currency Contracts	$—	$(1,058,372)	$—	$(1,058,372)
Futures	(193,445)	—	—	(193,445)

Total Liabilities	$(193,445)	$(1,058,372)	$—	$(1,251,817)

Total	$17,861,546	$897,359,056	$170,534	$915,391,136

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming unavailable. A security with a market value of $170,534 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$1,129,205
Equity contracts	Receivables, Net assets – Unrealized appreciation	1,002,401	*

Total		$2,131,606

	Liability Derivatives
Foreign exchange contracts	Payables	$(1,058,372)
Equity contracts	Payables, Net assets – Unrealized depreciation	(193,445	)*

Total		$(1,251,817)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1012

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(2,287,445)	$(2,287,445)
Equity contracts	11,349,735	—	11,349,735

Total	$11,349,735	$(2,287,445)	$9,062,290

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$107,441	$107,441
Equity contracts	2,982,643	—	2,982,643

Total	$2,982,643	$107,441	$3,090,084

^	The Portfolio held forward foreign currency contracts and futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$97,979,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$55,518,000
Average settlement value sold — in USD	46,349,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
HSBC Bank plc	$1,129,205	$(1,051,153)	$—	$78,052

Total	$1,129,205	$(1,051,153)	$—	$78,052

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Deutsche Bank AG	$6,695	$—	$—	$6,695
HSBC Bank plc	1,051,153	(1,051,153)	—	—
JPMorgan Chase Bank	524	—	—	524

Total	$1,058,372	$(1,051,153)	$—	$7,219

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$94,624,266
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$199,979,927

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 5%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$ 4,805,550	$5,942,539	$(1,121,156)

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$262,290,280
Aggregate gross unrealized depreciation	(94,265,176)

Net unrealized appreciation	$168,025,104

Federal income tax cost of investments in securities and derivative instruments, if applicable	$747,366,032

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $733,002,794)	$914,511,347
Cash	9,106,586
Foreign cash (Cost $90,838,804)	89,729,932
Cash held as collateral at broker for futures	6,024,280
Dividends, interest and other receivables	4,157,163
Unrealized appreciation on forward foreign currency contracts	1,129,205
Receivable for securities sold	493,525
Receivable for Portfolio shares sold	35,945
Due from broker for futures variation margin	11,059
Securities lending income receivable	3,816
Other assets	5,664

Total assets	1,025,208,522

LIABILITIES
Payable for return of collateral on securities loaned	3,185,185
Unrealized depreciation on forward foreign currency contracts	1,058,372
Investment management fees payable	503,989
Payable for securities purchased	436,569
Payable for Portfolio shares repurchased	251,777
Distribution fees payable – Class IB	117,404
Administrative fees payable	110,393
Accrued India taxes	83,692
Distribution fees payable – Class IA	4,135
Trustees’ fees payable	1,637
Accrued expenses	121,120

Total liabilities	5,874,273

Commitments and contingent liabilities^
NET ASSETS	$1,019,334,249

Net assets were comprised of:
Paid in capital	$856,434,906
Total distributable earnings (loss)	162,899,343

Net assets	$1,019,334,249

Class IA
Net asset value, offering and redemption price per share, $19,897,958 / 1,465,164 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.58

Class IB
Net asset value, offering and redemption price per share, $564,119,249 / 41,526,988 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.58

Class K
Net asset value, offering and redemption price per share, $435,317,042 / 31,925,498 shares outstanding (unlimited amount authorized: $0.01 par value)	$13.64

(x)	Includes value of securities on loan of $7,082,370.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $2,759,462 foreign withholding tax)	$28,198,779
Interest	1,082,749
Securities lending (net)	83,871

Total income	29,365,399

EXPENSES
Investment management fees	6,021,085
Distribution fees – Class IB	1,390,614
Administrative fees	1,297,263
Custodian fees	274,000
Professional fees	131,728
Printing and mailing expenses	95,054
Trustees’ fees	51,779
Distribution fees – Class IA	48,037
Miscellaneous	89,851

Total expenses	9,399,411

NET INVESTMENT INCOME (LOSS)	19,965,988

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $49,207 on realized gain on investments)	19,368,115
Futures contracts	11,349,735
Forward foreign currency contracts	(2,287,445)
Foreign currency transactions	(242,787)

Net realized gain (loss)	28,187,618

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(2,234) on unrealized depreciation on investments)	120,446,061
Futures contracts	2,982,643
Forward foreign currency contracts	107,441
Foreign currency translations	2,783,927

Net change in unrealized appreciation (depreciation)	126,320,072

NET REALIZED AND UNREALIZED GAIN (LOSS)	154,507,690

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$174,473,678

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,965,988	$20,826,494
Net realized gain (loss)	28,187,618	(3,430,712)
Net change in unrealized appreciation (depreciation)	126,320,072	(168,973,887)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	174,473,678	(151,578,105)

Distributions to shareholders:
Class IA	(403,609)	(432,891)
Class IB	(11,462,560)	(13,158,561)
Class K	(9,806,313)	(11,538,150)

Total distributions to shareholders	(21,672,482)	(25,129,602)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 119,324 and 171,022 shares, respectively ]	1,528,992	2,180,633
Capital shares issued in reinvestment of dividends and distributions [ 30,426 and 38,672 shares, respectively ]	403,609	432,891
Capital shares repurchased [ (183,444) and (241,142) shares , respectively]	(2,373,088)	(3,009,133)

Total Class IA transactions	(440,487)	(395,609)

Class IB
Capital shares sold [ 1,150,596 and 1,521,476 shares, respectively ]	14,926,156	18,203,824
Capital shares issued in reinvestment of dividends and distributions [ 863,900 and 1,175,015 shares, respectively ]	11,462,560	13,158,561
Capital shares repurchased [ (6,029,216) and (4,682,120) shares , respectively]	(77,853,926)	(56,173,757)

Total Class IB transactions	(51,465,210)	(24,811,372)

Class K
Capital shares sold [ 385,547 and 6,465,162 shares, respectively ]	4,863,406	73,292,680
Capital shares issued in reinvestment of dividends and distributions [ 735,225 and 1,017,376 shares, respectively ]	9,806,313	11,538,150
Capital shares repurchased [ (6,097,173) and (4,071,645) shares , respectively]	(79,569,129)	(48,532,320)

Total Class K transactions	(64,899,410)	36,298,510

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(116,805,107)	11,091,529

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,996,089	(165,616,178)
NET ASSETS:
Beginning of year	983,338,160	1,148,954,338

End of year	$1,019,334,249	$983,338,160

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022		2021		2020		2019
Net asset value, beginning of year	$11.69	$13.90		$13.65		$13.43		$11.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.24		0.25	(cc)	0.11	(aa)	0.30	(1)
Net realized and unrealized gain (loss)	1.93	(2.16)		1.13		0.43		2.28

Total from investment operations	2.17	(1.92)		1.38		0.54		2.58

Less distributions:
Dividends from net investment income	(0.28)	(0.19)		(0.32)		(0.17)		(0.30)
Distributions from net realized gains	—	(0.10)		(0.81)		(0.15)		(0.29)

Total dividends and distributions	(0.28)	(0.29)		(1.13)		(0.32)		(0.59)

Net asset value, end of year	$13.58	$11.69		$13.90		$13.65		$13.43

Total return	18.62%	(13.71)%		10.35%		4.21%		22.66%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$19,898	$17,527		$21,265		$19,841		$20,054
Ratio of expenses to average net assets:
After waivers (f)	1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%
Before waivers and rembersements (f)	1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.85%	2.02%		1.67	%(dd)	0.96	%(bb)	2.36	%(ee)
Before waivers and rembersements (f)	1.85%	2.02%		1.67	%(dd)	0.96	%(bb)	2.36	%(ee)
Portfolio turnover rate^	10%	18%		14%		20%		16%

	Year Ended December 31,
Class IB	2023	2022		2021		2020		2019
Net asset value, beginning of year	$11.70	$13.90		$13.65		$13.43		$11.45

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.24		0.25	(cc)	0.11	(aa)	0.30	(1)
Net realized and unrealized gain (loss)	1.92	(2.15)		1.13		0.43		2.27

Total from investment operations	2.16	(1.91)		1.38		0.54		2.57

Less distributions:
Dividends from net investment income	(0.28)	(0.19)		(0.32)		(0.17)		(0.30)
Distributions from net realized gains	—	(0.10)		(0.81)		(0.15)		(0.29)

Total dividends and distributions	(0.28)	(0.29)		(1.13)		(0.32)		(0.59)

Net asset value, end of year	$13.58	$11.70		$13.90		$13.65		$13.43

Total return	18.52%	(13.63)%		10.35%		4.20%		22.56%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$564,119	$532,672		$660,619		$653,179		$667,985
Ratio of expenses to average net assets:
After waivers (f)	1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%
Before waivers and rembersements (f)	1.03%	1.07	%(g)	1.08	%(g)	1.06	%(g)	1.03%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.85%	2.02%		1.67	%(dd)	0.96	%(bb)	2.38	%(ee)
Before waivers and rembersements (f)	1.85%	2.02%		1.67	%(dd)	0.96	%(bb)	2.38	%(ee)
Portfolio turnover rate^	10%	18%		14%		20%		16%

See Notes to Financial Statements.

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EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022		2021		2020		2019
Net asset value, beginning of year	$11.74	$13.95		$13.69		$13.47		$11.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.27		0.28	(cc)	0.14	(aa)	0.33	(1)
Net realized and unrealized gain (loss)	1.93	(2.16)		1.15		0.42		2.30

Total from investment operations	2.21	(1.89)		1.43		0.56		2.63

Less distributions:
Dividends from net investment income	(0.31)	(0.22)		(0.36)		(0.19)		(0.34)
Distributions from net realized gains	—	(0.10)		(0.81)		(0.15)		(0.29)

Total dividends and distributions	(0.31)	(0.32)		(1.17)		(0.34)		(0.63)

Net asset value, end of year	$13.64	$11.74		$13.95		$13.69		$13.47

Total return	18.90%	(13.45)%		10.65%		4.41%		22.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$435,317	$433,140		$467,070		$472,110		$379,225
Ratio of expenses to average net assets:
After waivers (f)	0.78%	0.82	%(g)	0.83	%(g)	0.81	%(g)	0.78%
Before waivers and rembersements (f)	0.78%	0.82	%(g)	0.83	%(g)	0.81	%(g)	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.12%	2.23%		1.92	%(dd)	1.23	%(bb)	2.58	%(ee)
Before waivers and rembersements (f)	2.12%	2.23%		1.92	%(dd)	1.23	%(bb)	2.58	%(ee)
Portfolio turnover rate^	10%	18%		14%		20%		16%
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.27, $0.27 and $0.30 for Class IA, IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.04%, 0.06% and 0.03% for the years ended December 31, 2022, 2021 and 2020, respectively for each class.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been $0.09, $0.09 and $0.12 for class IA, IB amd Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.15% lower.
(cc)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.18, $0.18 and $0.21 for Class IA, Class IB and Class K, respectively.
(dd)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.47% lower.
(ee)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.24% lower.

See Notes to Financial Statements.

1018

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	12.02%	13.18%	8.70%
Portfolio – Class IB Shares	12.01	13.18	8.70
Portfolio – Class K Shares	12.30	13.47	8.97
Russell 1000® Value Index	11.46	10.91	8.40

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 12.01% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned 11.46% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Some key contributors for the period were stock selection in Industrials, Information Technology (IT), Communication Services, Health Care, Consumer Discretionary sectors, while a material underweight in Utilities also boosted relative returns.

•

In Industrials, General Electric Co., FedEx Corp., Eaton Corp. and Caterpillar, Inc. were top contributors on an absolute and relative basis. For FedEx, during the first quarter, the Ground division reported one of the best quarters in history.

•	Within IT, Microsoft Corp. was a top performer, followed by semiconductor stocks, NXP Semiconductors NV, QUALCOMM, Inc. and Intel Corp.

•	In Communications Services, Meta Platforms, Inc. (Facebook) and Alphabet, Inc. (Google) were the top performers.

•	In Health Care, being materially underweight to pharmaceuticals, biotech & life sciences stocks and not owning Pfizer, Inc. helped given the massive underperformance.

What hurt performance during the year:

•	Stock selection in Financials, Energy and Consumer Staples detracted from relative returns.

•

In Financials, having a material underweight to financial services stocks was the largest detractor, followed by Citizens Financial Group, a regional bank. Regional banks generally underperformed due to the regional bank failures in the first quarter.

•

In energy, Chevron Corp., Marathon Oil Corp. and Devon Energy Corp. were the largest detractors. However, Energy stocks recovered losses in the 2nd half of 2023 due to tighter supply from OPEC sustaining cuts.

•	Consumer Staples holdings like Kimberly-Clark Corp., The Kraft Heinz Co. and Philip Morris International Inc. generally underperformed due to margin compression from higher input costs from inflation.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.

At period end, the Portfolio’s notable overweight exposures were in IT, Communication Services, and to a lesser extent, Energy and Consumer Staples. The Portfolio was mostly underweight Real Estate, Utilities, Materials, Industrials and Financials. Investors are focusing on the Federal Reserve’s response to inflation, hoping for rate cuts in 2024. Geopolitical risks from the Russia/Ukraine and Israel/Hamas wars are also major concerns, particularly if these wars spread to other countries in Eastern Europe and the Middle East. Given these factors, we believe stocks are likely to see continued volatility for the foreseeable future. In our view, market volatility may create opportunities for patient, disciplined long-term investors.

1019

EQ/INVESCO COMSTOCK PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Financials	20.2%
Health Care	15.3
Information Technology	13.4
Industrials	11.7
Energy	9.5
Consumer Staples	9.3
Communication Services	8.5
Consumer Discretionary	5.3
Materials	3.0
Utilities	1.3
Real Estate	0.4
Cash and Other	2.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,078.60	$5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class IB
Actual	1,000.00	1,078.50	5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.16	5.09
Class K
Actual	1,000.00	1,080.20	3.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.42	3.82

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.00%, 1.00% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.5%)
Entertainment (1.3%)
Walt Disney Co. (The)*	26,880	$2,426,995
Warner Bros Discovery, Inc.*	108,475	1,234,446

		3,661,441

Interactive Media & Services (4.3%)
Alphabet, Inc., Class A*	33,598	4,693,304
Meta Platforms, Inc., Class A*	21,509	7,613,326

		12,306,630

Media (1.9%)
Charter Communications, Inc., Class A*	5,580	2,168,834
Comcast Corp., Class A	71,020	3,114,227

		5,283,061

Wireless Telecommunication Services (1.0%)
T-Mobile US, Inc.	17,003	2,726,091

Total Communication Services		23,977,223

Consumer Discretionary (5.3%)
Automobiles (1.5%)
General Motors Co.	114,783	4,123,005

Broadline Retail (0.8%)
eBay, Inc.	54,864	2,393,168

Hotels, Restaurants & Leisure (2.4%)
Booking Holdings, Inc.*	255	904,541
Las Vegas Sands Corp.	72,213	3,553,602
Starbucks Corp.	24,477	2,350,037

		6,808,180

Textiles, Apparel & Luxury Goods (0.6%)
Ralph Lauren Corp.	10,833	1,562,118

Total Consumer Discretionary		14,886,471

Consumer Staples (9.3%)
Beverages (2.1%)
Coca-Cola Co. (The)	41,905	2,469,462
Keurig Dr Pepper, Inc.	103,938	3,463,214

		5,932,676

Consumer Staples Distribution & Retail (1.3%)
Sysco Corp.	48,837	3,571,450

Food Products (1.4%)
Kraft Heinz Co. (The)	84,229	3,114,788
Tyson Foods, Inc., Class A	17,970	965,888

		4,080,676

Household Products (1.3%)
Kimberly-Clark Corp.	30,466	3,701,924

Personal Care Products (0.8%)
Haleon plc	536,947	2,201,435

Tobacco (2.4%)
Philip Morris International, Inc.	72,465	6,817,507

Total Consumer Staples		26,305,668

Energy (9.5%)
Oil, Gas & Consumable Fuels (9.5%)
Cheniere Energy, Inc.	12,296	2,099,050
Chevron Corp.	40,247	6,003,243
ConocoPhillips	24,510	2,844,876
Exxon Mobil Corp.	30,163	3,015,697
Hess Corp.	17,634	2,542,117
Marathon Oil Corp.	104,067	2,514,259
Pioneer Natural Resources Co.	7,831	1,761,035
Shell plc (ADR)	16,672	1,097,018
Suncor Energy, Inc.	153,058	4,903,978

Total Energy		26,781,273

Financials (20.2%)
Banks (12.3%)
Bank of America Corp.	208,926	7,034,538
Citigroup, Inc.	70,084	3,605,121
Citizens Financial Group, Inc.	83,379	2,763,180
Fifth Third Bancorp	105,403	3,635,349
Huntington Bancshares, Inc.	257,404	3,274,179
JPMorgan Chase & Co.	25,036	4,258,624
M&T Bank Corp.	18,807	2,578,064
Wells Fargo & Co.	157,208	7,737,778

		34,886,833

Capital Markets (3.8%)
Goldman Sachs Group, Inc. (The)	10,207	3,937,554
Morgan Stanley	14,096	1,314,452
State Street Corp.	70,106	5,430,411

		10,682,417

Insurance (4.1%)
Allstate Corp. (The)	18,965	2,654,721
American International Group, Inc.	91,866	6,223,921
MetLife, Inc.	40,000	2,645,200

		11,523,842

Total Financials		57,093,092

Health Care (15.3%)
Biotechnology (0.3%)
AbbVie, Inc.	5,126	794,376

Health Care Equipment & Supplies (2.9%)
Baxter International, Inc.	41,903	1,619,970
Becton Dickinson & Co.	9,793	2,387,827
Dentsply Sirona, Inc.	36,728	1,307,150
Medtronic plc	35,102	2,891,703

		8,206,650

Health Care Providers & Services (6.7%)
CVS Health Corp.	62,269	4,916,760
Elevance Health, Inc.	12,549	5,917,606
Henry Schein, Inc.*	39,229	2,970,028
Humana, Inc.	4,893	2,240,064
Universal Health Services, Inc., Class B	18,870	2,876,543

		18,921,001

Pharmaceuticals (5.4%)
Bristol-Myers Squibb Co.	40,816	2,094,269
Johnson & Johnson	26,117	4,093,579
Merck & Co., Inc.	40,697	4,436,787

See Notes to Financial Statements.

1021

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sanofi SA (ADR)	95,559	$4,752,149

		15,376,784

Total Health Care		43,298,811

Industrials (11.7%)
Aerospace & Defense (1.0%)
Textron, Inc.	36,091	2,902,438

Air Freight & Logistics (1.8%)
FedEx Corp.	19,626	4,964,789

Building Products (1.8%)
Johnson Controls International plc	86,534	4,987,820

Electrical Equipment (3.0%)
Eaton Corp. plc	17,531	4,221,816
Emerson Electric Co.	43,900	4,272,787

		8,494,603

Industrial Conglomerates (1.2%)
General Electric Co.	26,385	3,367,518

Machinery (2.9%)
Caterpillar, Inc.	14,686	4,342,209
Westinghouse Air Brake Technologies Corp.	31,393	3,983,772

		8,325,981

Total Industrials		33,043,149

Information Technology (13.4%)
Communications Equipment (3.1%)
Cisco Systems, Inc.	99,715	5,037,602
F5, Inc.*	21,480	3,844,490

		8,882,092

IT Services (2.4%)
Cognizant Technology Solutions Corp., Class A	53,383	4,032,018
DXC Technology Co.*	124,612	2,849,876

		6,881,894

Semiconductors & Semiconductor Equipment (5.4%)
Intel Corp.	96,635	4,855,909
NXP Semiconductors NV	22,189	5,096,369
QUALCOMM, Inc.	36,054	5,214,490

		15,166,768

Software (2.5%)
Microsoft Corp.	18,613	6,999,233

Total Information Technology		37,929,987

Materials (3.0%)
Chemicals (1.6%)
CF Industries Holdings, Inc.	34,931	2,777,014
Corteva, Inc.	39,205	1,878,704

		4,655,718

Containers & Packaging (1.4%)
International Paper Co.	106,921	3,865,194

Total Materials		8,520,912

Real Estate (0.4%)
Specialized REITs (0.4%)
SBA Communications Corp. (REIT)	4,141	1,050,530

Total Real Estate		1,050,530

Utilities (1.3%)
Multi-Utilities (1.3%)
Dominion Energy, Inc.	77,063	3,621,961

Total Utilities		3,621,961

Total Investments in Securities (97.9%) (Cost $191,568,192)		276,509,077
Other Assets Less Liabilities (2.1%)		6,029,674

Net Assets (100%)		$282,538,751

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1022

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	77,780	USD	58,684	Royal Bank of Canada	1/19/2024	30
EUR	43,422	USD	47,824	Royal Bank of Canada	1/19/2024	144

Total unrealized appreciation						174

USD	2,398,890	CAD	3,210,126	Deutsche Bank AG	1/19/2024	(24,337)
USD	84,741	CAD	113,026	Royal Bank of Canada	1/19/2024	(578)
USD	2,314,865	EUR	2,116,052	CIBC World Markets, Inc.	1/19/2024	(22,715)
USD	59,285	EUR	54,091	Royal Bank of Canada	1/19/2024	(469)
USD	1,633,404	GBP	1,291,843	Royal Bank of Canada	1/19/2024	(13,396)

Total unrealized depreciation						(61,495)

Net unrealized depreciation						(61,321)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$23,977,223	$—	$—	$23,977,223
Consumer Discretionary	14,886,471	—	—	14,886,471
Consumer Staples	24,104,233	2,201,435	—	26,305,668
Energy	26,781,273	—	—	26,781,273
Financials	57,093,092	—	—	57,093,092
Health Care	43,298,811	—	—	43,298,811
Industrials	33,043,149	—	—	33,043,149
Information Technology	37,929,987	—	—	37,929,987
Materials	8,520,912	—	—	8,520,912
Real Estate	1,050,530	—	—	1,050,530
Utilities	3,621,961	—	—	3,621,961
Forward Currency Contracts	—	174	—	174

Total Assets	$274,307,642	$2,201,609	$—	$276,509,251

Liabilities:
Forward Currency Contracts	$—	$(61,495)	$—	$(61,495)

Total Liabilities	$—	$(61,495)	$—	$(61,495)

Total	$274,307,642	$2,140,114	$—	$276,447,756

See Notes to Financial Statements.

1023

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EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$174

Total		$174

	Liability Derivatives
Foreign exchange contracts	Payables	$(61,495)

Total		$(61,495)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(86,944)	$(86,944)

Total	$(86,944)	$(86,944)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(33,000)	$(33,000)

Total	$(33,000)	$(33,000)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$939,000
Average settlement value sold — in USD	7,454,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Royal Bank of Canada	$174	$(174)	$—	$—

Total	$174	$(174)	$—	$—

See Notes to Financial Statements.

1024

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
CIBC World Markets, Inc.	$22,715	$—	$—	$22,715
Deutsche Bank AG	24,337	—	—	24,337
Royal Bank of Canada	14,443	(174)	—	14,269

Total	$61,495	$(174)	$—	$61,321

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$49,281,950
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$72,020,312

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,942,886
Aggregate gross unrealized depreciation	(6,789,389)

Net unrealized appreciation	$84,153,497

Federal income tax cost of investments in securities and derivative instruments, if applicable	$192,294,259

For the year ended December 31, 2023, the Portfolio incurred approximately $8,466 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

1025

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EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $191,568,192)	$276,509,077
Cash	5,725,078
Foreign cash (Cost $459)	466
Dividends, interest and other receivables	479,001
Receivable for Portfolio shares sold	255,587
Securities lending income receivable	1,220
Unrealized appreciation on forward foreign currency contracts	174
Other assets	1,179

Total assets	282,971,782

LIABILITIES
Investment management fees payable	137,546
Unrealized depreciation on forward foreign currency contracts	61,495
Payable for Portfolio shares repurchased	58,243
Distribution fees payable – Class IB	39,249
Administrative fees payable	22,159
Distribution fees payable – Class IA	13,458
Accrued expenses	100,881

Total liabilities	433,031

Commitments and contingent liabilities^
NET ASSETS	$282,538,751

Net assets were comprised of:
Paid in capital	$196,432,952
Total distributable earnings (loss)	86,105,799

Net assets	$282,538,751

Class IA
Net asset value, offering and redemption price per share, $64,636,186 / 3,214,474 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.11

Class IB
Net asset value, offering and redemption price per share, $187,858,636 / 9,332,457 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.13

Class K
Net asset value, offering and redemption price per share, $30,043,929 / 1,497,263 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.07

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $95,275 foreign withholding tax)	$6,741,551
Interest	278,828
Securities lending (net)	13,838

Total income	7,034,217

EXPENSES
Investment management fees	1,784,244
Distribution fees – Class IB	449,884
Administrative fees	257,000
Distribution fees – Class IA	160,720
Professional fees	62,602
Printing and mailing expenses	34,566
Custodian fees	34,500
Trustees’ fees	9,936
Miscellaneous	8,607

Gross expenses	2,802,059
Less: Waiver from investment manager	(132,555)

Net expenses	2,669,504

NET INVESTMENT INCOME (LOSS)	4,364,713

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	21,058,433
Forward foreign currency contracts	(86,944)
Foreign currency transactions	20,065

Net realized gain (loss)	20,991,554

Change in unrealized appreciation (depreciation) on:
Investments in securities	5,920,481
Forward foreign currency contracts	(33,000)
Foreign currency translations	(17)

Net change in unrealized appreciation (depreciation)	5,887,464

NET REALIZED AND UNREALIZED GAIN (LOSS)	26,879,018

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,243,731

See Notes to Financial Statements.

1026

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EQ/INVESCO COMSTOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,364,713	$4,207,786
Net realized gain (loss)	20,991,554	25,652,642
Net change in unrealized appreciation (depreciation)	5,887,464	(28,681,897)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	31,243,731	1,178,531

Distributions to shareholders:
Class IA	(5,784,705)	(7,165,461)
Class IB	(16,890,731)	(18,949,224)
Class K	(2,773,827)	(3,505,213)

Total distributions to shareholders	(25,449,263)	(29,619,898)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 214,870 and 604,848 shares, respectively ]	4,339,707	13,143,765
Capital shares issued in reinvestment of dividends and distributions [ 289,750 and 357,800 shares, respectively ]	5,784,705	7,165,461
Capital shares repurchased [ (733,145) and (697,776) shares , respectively]	(14,783,217)	(14,923,016)

Total Class IA transactions	(4,658,805)	5,386,210

Class IB
Capital shares sold [ 489,200 and 701,713 shares, respectively ]	9,913,395	15,246,346
Capital shares issued in reinvestment of dividends and distributions [ 845,120 and 945,296 shares, respectively ]	16,890,731	18,949,224
Capital shares repurchased [ (1,153,679) and (1,130,609) shares , respectively]	(23,278,300)	(24,460,073)

Total Class IB transactions	3,525,826	9,735,497

Class K
Capital shares sold [ 66,503 and 219,598 shares, respectively ]	1,341,561	4,844,486
Capital shares issued in reinvestment of dividends and distributions [ 139,215 and 175,401 shares, respectively ]	2,773,827	3,505,213
Capital shares repurchased [ (372,890) and (285,994) shares , respectively]	(7,565,497)	(6,271,020)

Total Class K transactions	(3,450,109)	2,078,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,583,088)	17,200,386

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,211,380	(11,240,981)
NET ASSETS:
Beginning of year	281,327,371	292,568,352

End of year	$282,538,751	$281,327,371

See Notes to Financial Statements.

1027

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EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$19.72	$21.88	$17.33	$17.88	$15.24

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32	0.31	0.27	0.28	0.32
Net realized and unrealized gain (loss)	2.02	(0.19)	5.43	(0.44)	3.45

Total from investment operations	2.34	0.12	5.70	(0.16)	3.77

Less distributions:
Dividends from net investment income	(0.33)	(0.35)	(0.25)	(0.31)	(0.35)
Distributions from net realized gains	(1.62)	(1.93)	(0.90)	(0.08)	(0.78)

Total dividends and distributions	(1.95)	(2.28)	(1.15)	(0.39)	(1.13)

Net asset value, end of year	$20.11	$19.72	$21.88	$17.33	$17.88

Total return	12.02%	0.49%	33.06%	(0.77)%	24.94%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$64,636	$67,902	$69,526	$53,972	$58,726
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.05%	1.04%	1.04%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.56%	1.46%	1.27%	1.83%	1.87%
Before waivers (f)	1.51%	1.41%	1.23%	1.77%	1.81%
Portfolio turnover rate^	18%	25%	17%	37%	24%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$19.74	$21.90	$17.35	$17.90	$15.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32	0.31	0.27	0.28	0.32
Net realized and unrealized gain (loss)	2.02	(0.19)	5.43	(0.44)	3.46

Total from investment operations	2.34	0.12	5.70	(0.16)	3.78

Less distributions:
Dividends from net investment income	(0.33)	(0.35)	(0.25)	(0.31)	(0.35)
Distributions from net realized gains	(1.62)	(1.93)	(0.90)	(0.08)	(0.78)

Total dividends and distributions	(1.95)	(2.28)	(1.15)	(0.39)	(1.13)

Net asset value, end of year	$20.13	$19.74	$21.90	$17.35	$17.90

Total return	12.01%	0.49%	33.02%	(0.77)%	25.00%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$187,859	$180,668	$189,080	$150,411	$157,298
Ratio of expenses to average net assets:
After waivers (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.05%	1.04%	1.04%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.56%	1.46%	1.27%	1.83%	1.87%
Before waivers (f)	1.52%	1.41%	1.23%	1.77%	1.81%
Portfolio turnover rate^	18%	25%	17%	37%	24%

See Notes to Financial Statements.

1028

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EQ/INVESCO COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$19.68	$21.83	$17.30	$17.84	$15.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.36	0.37	0.32	0.31	0.36
Net realized and unrealized gain (loss)	2.03	(0.18)	5.40	(0.42)	3.45

Total from investment operations	2.39	0.19	5.72	(0.11)	3.81

Less distributions:
Dividends from net investment income	(0.38)	(0.41)	(0.29)	(0.35)	(0.39)
Distributions from net realized gains	(1.62)	(1.93)	(0.90)	(0.08)	(0.78)

Total dividends and distributions	(2.00)	(2.34)	(1.19)	(0.43)	(1.17)

Net asset value, end of year	$20.07	$19.68	$21.83	$17.30	$17.84

Total return	12.30%	0.78%	33.28%	(0.50)%	25.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$30,044	$32,757	$33,962	$29,784	$28,167
Ratio of expenses to average net assets:
After waivers (f)	0.75%	0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.80%	0.79%	0.79%	0.81%	0.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.80%	1.70%	1.51%	2.09%	2.12%
Before waivers (f)	1.76%	1.66%	1.47%	2.03%	2.06%
Portfolio turnover rate^	18%	25%	17%	37%	24%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1029

EQ/INVESCO GLOBAL PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	33.84%	11.75%	7.95%
Portfolio – Class IB Shares	33.79	11.76	7.95
MSCI ACWI Growth (Net) Index	33.22	14.58	10.06
MSCI ACWI (Net) Index	22.20	11.72	7.93

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 33.79% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the MSCI ACWI Growth (Net) Index and the MSCI ACWI (Net) Index, which returned 33.22% and 22.20%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Security selection in the Communication Services sector, led by Meta Platforms, Inc. and Alphabet, Inc.

•	Security selection in the Real Estate sector, attributed to the Portfolio’s one holding in the sector, DLF Limited

•	Security selection in the Financials sector, led by S&P Global, Inc.

•	Security selection in the Health Care sector, led by Novo Nordisk A/S

•	Security selection in the Industrials sector, led by Airbus SE and Atlas Copco AB

•	Underweight allocation in the Consumer Staples, Materials, Energy and Utilities sectors

What hurt performance during the year:

•	Security selection in the Consumer Discretionary sector, led by JD.com, Inc. and Meituan

•	Security selection in the Information Technology sector, led by OMRON Corporation and NICE Ltd.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.

The market is continuing to adjust to the reality of elevated capital costs. With these increased costs impacting corporate earnings and creditworthiness, we maintain confidence in our strategy of investing in high-quality businesses with strong balance sheets, particularly those operating in segments experiencing structural growth.

For a while now, we have emphasized the shift into a new regime, in which capital carries a significant cost, distinguishing between effective and ineffective capital allocation. This transition reinforces the importance of active equity investing, emphasizing the necessity of owning companies that generate positive returns on invested capital while steering clear of those that erode value over time. Our focus remains steadfast on identifying and capitalizing on their ability to profitably leverage structural growth trends in the next 5-10 years.

The Portfolio is focused on investing in high-quality companies with sustainable competitive advantages, that we believe are positioned to benefit from long-term structural growth themes. We seek to own industry leaders, with global scalability, that compound economic returns over time. Looking into the future, we are strong believers that investment themes like the cloud, automation, drug discovery, the electrification of everything, high-end luxury, travel etc. will continue to lead the global economy.

1030

EQ/INVESCO GLOBAL PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Information Technology	$128,955,250	29.8%
Communication Services	84,926,214	19.6
Consumer Discretionary	52,979,510	12.3
Industrials	51,509,210	11.9
Health Care	48,132,566	11.1
Financials	39,076,172	9.0
Real Estate	22,650,752	5.2
Investment Company	3,021,632	0.7
Materials	2,892,192	0.7
Consumer Staples	534,182	0.1
Cash and Other	(1,844,465)	(0.4)

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,088.70	$5.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.53	5.73
Class IB
Actual	1,000.00	1,088.70	5.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.53	5.73

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 1.13% and 1.13%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Canada (0.6%)
Canadian Pacific Kansas City Ltd. (x)	32,787	$2,592,140

China (2.6%)
JD.com, Inc. (ADR)	314,047	9,072,818
Tencent Holdings Ltd.	56,200	2,113,123
Yum China Holdings, Inc.	6,463	274,225

		11,460,166

Denmark (4.2%)
Novo Nordisk A/S, Class B	176,838	18,281,666

France (11.6%)
Airbus SE	130,112	20,077,600
Dassault Systemes SE	42,966	2,098,169
EssilorLuxottica SA	16,958	3,399,694
Kering SA	13,510	5,950,832
LVMH Moet Hennessy Louis Vuitton SE	22,658	18,349,756
Pernod Ricard SA	3,029	534,182

		50,410,233

Germany (3.0%)
Allianz SE (Registered)	8,675	2,317,098
SAP SE	69,126	10,643,949

		12,961,047

India (7.1%)
DLF Ltd.	2,594,788	22,650,752
HDFC Bank Ltd.	104,571	2,147,938
ICICI Bank Ltd. (ADR)	243,164	5,797,030

		30,595,720

Israel (1.1%)
Nice Ltd. (ADR) (x)*	23,043	4,597,309

Italy (1.0%)
Brunello Cucinelli SpA	37,254	3,643,813
Ferrari NV	1,932	650,940

		4,294,753

Japan (5.5%)
Hoya Corp.	16,600	2,075,000
Keyence Corp.	26,656	11,743,764
Murata Manufacturing Co. Ltd.	208,253	4,420,576
TDK Corp.	116,700	5,559,389

		23,798,729

Netherlands (1.8%)
ASML Holding NV	7,830	5,892,566
BE Semiconductor Industries NV	6,184	931,520
Universal Music Group NV	40,559	1,155,646

		7,979,732

Spain (1.4%)
Amadeus IT Group SA	83,275	5,964,512

Sweden (5.0%)
Assa Abloy AB, Class B	300,395	8,646,067
Atlas Copco AB, Class A	756,485	13,016,788

		21,662,855

Switzerland (0.6%)
Lonza Group AG (Registered)	6,264	2,634,299

United States (54.2%)
Adobe, Inc.*	30,456	18,170,050
Alphabet, Inc., Class A*	344,747	48,157,708
Amazon.com, Inc.*	35,359	5,372,446
Analog Devices, Inc.	106,784	21,203,031
Avantor, Inc.*	69,559	1,588,032
Boston Scientific Corp.*	26,764	1,547,227
Charles River Laboratories International, Inc.*	6,544	1,547,002
Charter Communications, Inc., Class A*	5,513	2,142,793
Danaher Corp.	8,511	1,968,935
Ecolab, Inc.	8,183	1,623,098
Edwards Lifesciences Corp.*	13,555	1,033,569
Equifax, Inc.	28,077	6,943,161
IDEXX Laboratories, Inc.*	3,472	1,927,134
Illumina, Inc.*	14,358	1,999,208
Intuit, Inc.	33,059	20,662,867
Intuitive Surgical, Inc.*	12,668	4,273,676
IQVIA Holdings, Inc.*	19,393	4,487,152
Lam Research Corp.	1,349	1,056,618
Linde plc	3,090	1,269,094
Marriott International, Inc., Class A	16,408	3,700,168
Marvell Technology, Inc.	116,466	7,024,064
Meta Platforms, Inc., Class A*	86,091	30,472,770
Microsoft Corp.	23,571	8,863,639
Netflix, Inc.*	1,816	884,174
NVIDIA Corp.	12,293	6,087,739
Phathom Pharmaceuticals, Inc. (x)*	83,543	762,748
S&P Global, Inc.	42,798	18,853,375
Thermo Fisher Scientific, Inc.	1,144	607,224
Veralto Corp.	2,838	233,454
Visa, Inc., Class A	38,259	9,960,731

		234,422,887

Total Common Stocks (99.7%) (Cost $214,718,964)		431,656,048

SHORT-TERM INVESTMENT:
Investment Company (0.7%)
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	3,021,632	3,021,632

Total Short-Term Investment (0.7%) (Cost $3,021,632)		3,021,632

Total Investments in Securities (100.4%) (Cost $217,740,596)		434,677,680
Other Assets Less Liabilities (-0.4%)		(1,844,465)

Net Assets (100%)		$432,833,215

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $6,625,340. This was collateralized by $3,797,558 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $3,021,632 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

See Notes to Financial Statements.

1032

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EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Canada	$2,592,140	$—	$—	$2,592,140
China	9,347,043	2,113,123	—	11,460,166
Denmark	—	18,281,666	—	18,281,666
France	—	50,410,233	—	50,410,233
Germany	—	12,961,047	—	12,961,047
India	5,797,030	24,798,690	—	30,595,720
Israel	4,597,309	—	—	4,597,309
Italy	—	4,294,753	—	4,294,753
Japan	—	23,798,729	—	23,798,729
Netherlands	—	7,979,732	—	7,979,732
Spain	—	5,964,512	—	5,964,512
Sweden	—	21,662,855	—	21,662,855
Switzerland	—	2,634,299	—	2,634,299
United States	234,422,887	—	—	234,422,887
Short-Term Investment
Investment Company	3,021,632	—	—	3,021,632

Total Assets	$259,778,041	$174,899,639	$—	$434,677,680

Total Liabilities	$—	$—	$—	$—

Total	$259,778,041	$174,899,639	$—	$434,677,680

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$4,379	$4,379

Total	$4,379	$4,379

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$21,898,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$57,944,396
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$63,652,777

See Notes to Financial Statements.

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EQ/INVESCO GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,254,717
Aggregate gross unrealized depreciation	(9,606,060)

Net unrealized appreciation	$216,648,657

Federal income tax cost of investments in securities and derivative instruments, if applicable	$218,029,023

For the year ended December 31, 2023, the Portfolio incurred approximately $532 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

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EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $217,740,596)	$434,677,680
Cash	2,934,049
Foreign cash (Cost $24,857)	25,424
Dividends, interest and other receivables	392,636
Receivable for Portfolio shares sold	58,196
Securities lending income receivable	866
Other assets	1,915

Total assets	438,090,766

LIABILITIES
Payable for return of collateral on securities loaned	3,021,632
Accrued India taxes	1,786,918
Investment management fees payable	242,397
Distribution fees payable – Class IB	77,011
Payable for Portfolio shares repurchased	42,430
Administrative fees payable	33,579
Distribution fees payable – Class IA	12,358
Accrued expenses	41,226

Total liabilities	5,257,551

Commitments and contingent liabilities^
NET ASSETS	$432,833,215

Net assets were comprised of:
Paid in capital	$218,855,713
Total distributable earnings (loss)	213,977,502

Net assets	$432,833,215

Class IA
Net asset value, offering and redemption price per share, $59,645,943 / 2,244,864 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.57

Class IB
Net asset value, offering and redemption price per share, $373,187,272 / 14,050,809 shares outstanding (unlimited amount authorized: $0.01 par value)	$26.56

(x)	Includes value of securities on loan of $6,625,340.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $325,712 foreign withholding tax)	$3,345,030
Interest	228,068
Securities lending (net)	8,976

Total income	3,582,074

EXPENSES
Investment management fees	3,275,676
Distribution fees – Class IB	822,118
Administrative fees	360,740
Distribution fees – Class IA	141,313
Professional fees	94,844
Custodian fees	77,100
Printing and mailing expenses	56,561
Trustees’ fees	13,319
Miscellaneous	16,266

Gross expenses	4,857,937
Less: Waiver from investment manager	(473,199)

Net expenses	4,384,738

NET INVESTMENT INCOME (LOSS)	(802,664)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $73,730 on realized gain on investments)	4,248,864
Forward foreign currency contracts	4,379
Foreign currency transactions	(25,221)

Net realized gain (loss)	4,228,022

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $1,339,691 on unrealized appreciation on investments)	107,084,200
Foreign currency translations	14,857

Net change in unrealized appreciation (depreciation)	107,099,057

NET REALIZED AND UNREALIZED GAIN (LOSS)	111,327,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$110,524,415

See Notes to Financial Statements.

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EQ/INVESCO GLOBAL PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(802,664)	$(449,099)
Net realized gain (loss)	4,228,022	4,866,972
Net change in unrealized appreciation (depreciation)	107,099,057	(158,193,287)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	110,524,415	(153,775,414)

Distributions to shareholders:
Class IA	(463,937)	(1,753,538)
Class IB	(2,889,301)	(9,399,664)

Total distributions to shareholders	(3,353,238)	(11,153,202)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 132,647 and 120,383 shares, respectively ]	3,181,060	2,734,569
Capital shares issued in reinvestment of dividends and distributions [ 17,893 and 84,612 shares, respectively ]	463,937	1,753,538
Capital shares repurchased [ (464,596) and (407,460) shares , respectively]	(11,005,201)	(9,285,217)

Total Class IA transactions	(7,360,204)	(4,797,110)

Class IB
Capital shares sold [ 1,123,576 and 1,420,870 shares, respectively ]	26,412,151	32,229,226
Capital shares issued in reinvestment of dividends and distributions [ 111,478 and 453,565 shares, respectively ]	2,889,301	9,399,664
Capital shares repurchased [ (1,058,254) and (935,078) shares , respectively]	(25,044,163)	(20,782,521)

Total Class IB transactions	4,257,289	20,846,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,102,915)	16,049,259

TOTAL INCREASE (DECREASE) IN NET ASSETS	104,068,262	(148,879,357)
NET ASSETS:
Beginning of year	328,764,953	477,644,310

End of year	$432,833,215	$328,764,953

See Notes to Financial Statements.

1036

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022		2021		2020	2019
Net asset value, beginning of year	$20.01	$30.44		$27.38		$21.56	$16.50

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.03	)(1)	(0.18	)(aa)	(0.08)	0.07
Net realized and unrealized gain (loss)	6.82	(9.70)		4.31		5.90	5.06

Total from investment operations	6.77	(9.73)		4.13		5.82	5.13

Less distributions:
Dividends from net investment income	— #	—		—		—	(0.07)
Distributions from net realized gains	(0.21)	(0.70)		(1.07)		—	—

Total dividends and distributions	(0.21)	(0.70)		(1.07)		—	(0.07)

Net asset value, end of year	$26.57	$20.01		$30.44		$27.38	$21.56

Total return	33.84%	(32.04)%		15.09%		27.00%	31.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$59,646	$51,211		$84,057		$81,023	$72,102
Ratio of expenses to average net assets:
After waivers (f)	1.14%	1.15%		1.15%		1.15%	1.15%
Before waivers (f)	1.26%	1.25%		1.24%		1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.20)%	(0.13	)%(cc)	(0.62	)%(bb)	(0.39)%	0.36%
Before waivers (f)	(0.32)%	(0.23	)%(cc)	(0.70	)%(bb)	(0.49)%	0.26%
Portfolio turnover rate^	15%	21%		15%		15%	20%

	Year Ended December 31,
Class IB	2023	2022		2021		2020	2019
Net asset value, beginning of year	$20.01	$30.43		$27.37		$21.55	$16.49

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.03	)(1)	(0.19	)(aa)	(0.09)	0.07
Net realized and unrealized gain (loss)	6.81	(9.69)		4.32		5.91	5.06

Total from investment operations	6.76	(9.72)		4.13		5.82	5.13

Less distributions:
Dividends from net investment income	— #	—		—		—	(0.07)
Distributions from net realized gains	(0.21)	(0.70)		(1.07)		—	—

Total dividends and distributions	(0.21)	(0.70)		(1.07)		—	(0.07)

Net asset value, end of year	$26.56	$20.01		$30.43		$27.37	$21.55

Total return	33.79%	(32.01)%		15.10%		27.01%	31.11%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$373,187	$277,554		$393,587		$336,166	$265,641
Ratio of expenses to average net assets:
After waivers (f)	1.14%	1.15%		1.15%		1.15%	1.15%
Before waivers (f)	1.26%	1.25%		1.24%		1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.21)%	(0.12	)%(cc)	(0.62	)%(bb)	(0.39)%	0.34%
Before waivers (f)	(0.33)%	(0.23	)%(cc)	(0.70	)%(bb)	(0.50)%	0.24%
Portfolio turnover rate^	15%	21%		15%		15%	20%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.05) and $(0.05) for Class IA and Class IB, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.20) and $(0.20) for Class IA and Class IB respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.04% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.09% lower.

See Notes to Financial Statements.

1037

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	10.08%	5.45%	4.99%
S&P Real Assets Equity Index	7.33	6.29	4.95

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 10.08% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P Real Assets Equity Index, which returned 7.33% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection contributed to positive absolute and relative performance for the year. The Real Estate sector provided the strongest stock selection effects driven by outsized gains in the self-storage sector; acquisition activity led to share gains within self-storage.

•

Sector selection provided an added boost to relative outperformance driven largely by the natural resources sector. The Portfolio’s underweight to copper equities contributed to relative performance gains.

What hurt performance during the year:

•	With interest rates rising, timber companies held in the Portfolio with exposure to homebuilding contributed negatively to performance.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.

As we enter 2024, we expect the global economy to slow marginally, with a bumpy landing for major developed economies, particularly in the first half of the year. We also expect outcomes will vary by country. The U.S. has shown remarkable resilience to the effects of tightening policy and credit conditions, compared to the eurozone, the United Kingdom and Canada, where economic growth is under more pressure.

However, we expect the slowdown to be mitigated by a turn in monetary policy as inflation further subsides. We expect rate cuts to begin for major central banks in Western developed economies late in the first half of 2024, as growth slows and inflation continues to move toward acceptable rates. We believe this will foster a recovery, steering the global economy back toward trend growth in the second half of 2024, as real wages increase in response to lower inflation.

Meanwhile, the Chinese economy is in a remarkably different position. Policymakers are seeking to stabilize growth after optimism around its post-COVID opening was tempered in 2023. We believe appropriate policies can improve the economic outlook. As a result, we expect Chinese authorities to marginally expand fiscal policy in 2024 to stabilize growth rates. In our view, Chinese growth is likely to be subdued in the first half of the year and improve in the second half of the year.

Japan is also in a different place. We expect the Bank of Japan (BOJ) to continue holding back on significant monetary tightening due to the prevailing uncertainties regarding the persistence of rising inflation. However, we believe the BOJ is likely to start tightening marginally during the first half of 2024. We also believe that the BOJ will likely tweak its yield curve management policy to prevent knock-on effects from outsized increases in volatility in global bond markets. There is a modest risk that significantly higher inflation may force the BOJ to tighten substantially, which could drag up global bond yields and strengthen the Japanese yen.

The tangible nature of real assets and their long-term, contractually binding cashflows that can adjust upwards

1038

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO (Unaudited)

(or downwards) based on underlying economic activity and inflation can provide attractive Portfolio diversification for investors. Overall, at period end the Portfolio maintained a more defensive bias, with overweight exposure to more stable growth opportunities and stronger asset health. The Portfolio maintained underweight exposure towards economically sensitive real assets companies and sectors facing structural headwinds. This translated to overweights in real estate and infrastructure sectors and underweights to natural resources and timber sectors.

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Real Estate	$116,384,758	54.2%
Energy	33,173,077	15.5
Materials	22,690,705	10.6
Utilities	22,274,282	10.4
Industrials	7,833,427	3.6
Communication Services	7,325,031	3.4
Consumer Staples	3,343,786	1.6
Cash and Other	1,555,547	0.7

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,065.20	$6.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.27	6.00

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.18%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1039

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.4%)
Dexus (REIT)	530,489	$2,776,333
Scentre Group (REIT)	1,153,611	2,350,524

		5,126,857

Canada (17.8%)
Agnico Eagle Mines Ltd.	66,905	3,668,275
Canadian Apartment Properties REIT (REIT)	68,700	2,530,138
Canfor Corp.*	398,938	5,374,170
Enbridge, Inc.	219,392	7,897,814
Interfor Corp.*	310,803	5,507,456
Nutrien Ltd.	70,546	3,974,385
Pembina Pipeline Corp.	73,704	2,537,547
RioCan REIT (REIT)	293,000	4,117,324
TC Energy Corp.	63,753	2,490,363

		38,097,472

Chile (0.7%)
Lundin Mining Corp.	194,603	1,592,013

China (1.9%)
ENN Energy Holdings Ltd.	555,200	4,088,365

France (3.1%)
Vinci SA	52,120	6,542,056

Germany (0.3%)
LEG Immobilien SE*	8,159	714,445

Hong Kong (3.6%)
Hang Lung Properties Ltd.	2,728,000	3,801,068
Link REIT (REIT)	708,700	3,979,829

		7,780,897

Japan (1.2%)
Mitsui Fudosan Co. Ltd.	102,400	2,511,342

Mexico (0.6%)
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	7,370	1,291,371

Netherlands (0.6%)
Shell plc	39,398	1,291,373

Singapore (0.7%)
CapitaLand Investment Ltd.	618,000	1,479,735

Spain (3.4%)
Cellnex Telecom SA (m)	186,071	7,325,031

United Kingdom (8.6%)
Derwent London plc (REIT)	96,321	2,897,503
National Grid plc	297,879	4,017,136
Pennon Group plc	387,272	3,709,676
Safestore Holdings plc (REIT)	432,745	4,876,130
Segro plc (REIT)	269,364	3,043,409

		18,543,854

United States (54.4%)
Agree Realty Corp. (REIT)	45,608	2,871,024
Alexandria Real Estate Equities, Inc. (REIT)	38,813	4,920,324
American Tower Corp. (REIT)	51,811	11,184,959
American Water Works Co., Inc.	22,398	2,956,312
Archer-Daniels-Midland Co.	46,300	3,343,786
Camden Property Trust (REIT)	21,219	2,106,835
Cheniere Energy, Inc.	29,504	5,036,628
Chevron Corp.	5,536	825,750
Corteva, Inc.	53,723	2,574,406
Crown Castle, Inc. (REIT)	54,231	6,246,869
Devon Energy Corp.	35,084	1,589,305
Digital Realty Trust, Inc. (REIT)	12,456	1,676,328
EOG Resources, Inc.	12,531	1,515,624
Equinix, Inc. (REIT)	2,025	1,630,915
Essential Utilities, Inc.	200,878	7,502,793
Exxon Mobil Corp.	6,155	615,377
Healthpeak Properties, Inc. (REIT)	218,744	4,331,131
Invitation Homes, Inc. (REIT)	39,463	1,346,083
Kimco Realty Corp. (REIT)	70,296	1,498,008
Kinder Morgan, Inc.	93,254	1,645,001
ONEOK, Inc.	28,978	2,034,835
Prologis, Inc. (REIT)	73,738	9,829,275
Public Storage (REIT)	22,099	6,740,195
Rexford Industrial Realty, Inc. (REIT)	100,605	5,643,940
RLJ Lodging Trust (REIT)	223,209	2,616,009
SBA Communications Corp. (REIT)	23,944	6,074,353
Simon Property Group, Inc. (REIT)	12,558	1,791,273
SITE Centers Corp. (REIT)	115,833	1,578,804
Sun Communities, Inc. (REIT)	43,411	5,801,880
Targa Resources Corp.	65,540	5,693,460
Ventas, Inc. (REIT)	25,908	1,291,255
WP Carey, Inc. (REIT)	32,827	2,127,518

		116,640,255

Total Investments in Securities (99.3%) (Cost $213,919,277)		213,025,066
Other Assets Less Liabilities (0.7%)		1,555,547

Net Assets (100%)		$214,580,613

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $7,325,031 or 3.4% of net assets.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1040

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$5,126,857	$—	$5,126,857
Canada	38,097,472	—	—	38,097,472
Chile	1,592,013	—	—	1,592,013
China	—	4,088,365	—	4,088,365
France	—	6,542,056	—	6,542,056
Germany	—	714,445	—	714,445
Hong Kong	—	7,780,897	—	7,780,897
Japan	—	2,511,342	—	2,511,342
Mexico	1,291,371	—	—	1,291,371
Netherlands	—	1,291,373	—	1,291,373
Singapore	—	1,479,735	—	1,479,735
Spain	—	7,325,031	—	7,325,031
United Kingdom	—	18,543,854	—	18,543,854
United States	116,640,255	—	—	116,640,255

Total Assets	$157,621,111	$55,403,955	$—	$213,025,066

Total Liabilities	$—	$—	$—	$—

Total	$157,621,111	$55,403,955	$—	$213,025,066

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$995	$995

Total	$995	$995

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$53,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$178,688,819
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$181,770,486

See Notes to Financial Statements.

1041

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,149,626
Aggregate gross unrealized depreciation	(18,964,747)

Net unrealized depreciation	$(1,815,121)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$214,840,187

See Notes to Financial Statements.

1042

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $213,919,277)	$213,025,066
Cash	940,931
Foreign cash (Cost $218,103)	217,312
Receivable for securities sold	3,412,006
Dividends, interest and other receivables	688,232
Receivable for Portfolio shares sold	60,161
Securities lending income receivable	520
Other assets	28,083

Total assets	218,372,311

LIABILITIES
Payable for securities purchased	3,454,301
Investment management fees payable	130,744
Payable for Portfolio shares repurchased	94,794
Distribution fees payable – Class IB	44,473
Administrative fees payable	16,710
Accrued expenses	50,676

Total liabilities	3,791,698

Commitments and contingent liabilities^
NET ASSETS	$214,580,613

Net assets were comprised of:
Paid in capital	$216,340,226
Total distributable earnings (loss)	(1,759,613)

Net assets	$214,580,613

Class IB
Net asset value, offering and redemption price per share, $214,580,613 / 14,253,436 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.05

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $355,965 foreign withholding tax)	$6,574,292
Interest	47,341
Securities lending (net)	27,999

Total income	6,649,632

EXPENSES
Investment management fees	1,501,609
Distribution fees – Class IB	510,749
Administrative fees	191,291
Professional fees	65,771
Custodian fees	41,900
Printing and mailing expenses	38,885
Trustees’ fees	7,355
Miscellaneous	17,554

Gross expenses	2,375,114
Less: Waiver from investment manager	(7)

Net expenses	2,375,107

NET INVESTMENT INCOME (LOSS)	4,274,525

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,996,209
Forward foreign currency contracts	995
Foreign currency transactions	(22,272)

Net realized gain (loss)	4,974,932

Change in unrealized appreciation (depreciation) on:
Investments in securities	10,732,520
Foreign currency translations	4,508

Net change in unrealized appreciation (depreciation)	10,737,028

NET REALIZED AND UNREALIZED GAIN (LOSS)	15,711,960

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,986,485

See Notes to Financial Statements.

1043

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,274,525	$3,474,409
Net realized gain (loss)	4,974,932	6,312,807
Net change in unrealized appreciation (depreciation)	10,737,028	(30,425,246)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	19,986,485	(20,638,030)

Distributions to shareholders:
Class IB	(10,148,446)	(10,664,369)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 991,265 and 933,607 shares, respectively ]	14,500,080	14,591,768
Capital shares issued in reinvestment of dividends and distributions [ 686,443 and 720,881 shares, respectively ]	10,148,446	10,664,369
Capital shares repurchased [ (1,588,106) and (1,742,645) shares , respectively]	(23,268,206)	(27,477,300)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,380,320	(2,221,163)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,218,359	(33,523,562)
NET ASSETS:
Beginning of year	203,362,254	236,885,816

End of year	$214,580,613	$203,362,254

See Notes to Financial Statements.

1044

EQ ADVISORS TRUST

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$14.36		$16.62		$14.29		$16.74		$14.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31		0.25		0.26		0.24		0.34
Net realized and unrealized gain (loss)	1.12		(1.72)		2.71		(2.30)		2.98

Total from investment operations	1.43		(1.47)		2.97		(2.06)		3.32

Less distributions:
Dividends from net investment income	(0.33)		(0.26)		(0.48)		(0.35)		(0.74)
Distributions from net realized gains	(0.41)		(0.53)		(0.16)		(0.04)		(0.80)

Total dividends and distributions	(0.74)		(0.79)		(0.64)		(0.39)		(1.54)

Net asset value, end of year	$15.05		$14.36		$16.62		$14.29		$16.74

Total return	10.08%		(8.97)%		20.99%		(12.22)%		22.53%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$214,581		$203,362		$236,886		$195,437		$229,987
Ratio of expenses to average net assets:
After waivers (f)	1.16	%(j)	1.14	%(k)	1.18	%(g)(o)	1.20	%(jj)	1.21	%(kk)
Before waivers (f)	1.16%		1.14%		1.18	%(g)	1.21%		1.21%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.09%		1.60%		1.62%		1.70%		2.00%
Before waivers (f)	2.09%		1.60%		1.62%		1.68%		2.00%
Portfolio turnover rate^	88%		100%		140%		155%		58%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of less than 0.005%.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(jj)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(kk)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class IB.

See Notes to Financial Statements.

1045

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	11.89%	5.48%	3.59%
EQ/Invesco Moderate Allocation Index	12.96	6.88	5.07
S&P 500® Index	26.29	15.69	12.08
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.01

* Date of inception 4/30/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 11.89% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Invesco Moderate Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 12.96%, 26.29% and 4.30%, respectively.

Portfolio Highlights

Given the volatile markets to start the year, the Portfolio saw a tight window of hedging activities, during the end of the first quarter into the beginning of the second quarter.

What helped performance during the year:

•	The Portfolio’s U.S. large cap equities allocation was the main driver of absolute return.

•	Allocations to fixed income and international equites were a contributor to absolute performance for the period as well.

•	The Portfolio’s volatility hedge contributed to absolute performance, slightly.

What hurt performance during the year:

•	The Portfolio’s U.S. small- and mid-cap equities allocation was a slight detractor to absolute performance.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.

As we enter 2024, we expect the global economy to slow marginally, with a bumpy landing for major developed economies, particularly in the first half of the year. We also expect outcomes will vary by country. The U.S. has shown remarkable resilience to the effects of tightening policy and credit conditions, compared to the eurozone, the United Kingdom and Canada, where economic growth is under more pressure.

However, we expect the slowdown to be mitigated by a turn in monetary policy as inflation further subsides. We expect rate cuts to begin for major central banks in Western developed economies late in the first half of 2024, as growth slows and inflation continues to move toward acceptable rates. We believe this will foster a recovery, steering the global economy back toward trend growth in the second half of 2024, as real wages increase in response to lower inflation.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	3.95
Weighted Average Coupon (%)	3.22
Weighted Average Effective Duration (Years)*	3.61
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1046

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	49.0%
Investment Company	14.4
Information Technology	9.5
Financials	4.5
Health Care	4.2
Consumer Discretionary	3.4
Industrials	2.9
Communication Services	2.9
Consumer Staples	2.0
Energy	1.3
Materials	0.8
Real Estate	0.7
Utilities	0.7
Cash and Other	3.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,046.30	$5.84
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.50	5.76

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.13%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1047

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.9%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	19,822	$332,613
Verizon Communications, Inc.	11,455	431,854

		764,467

Entertainment (0.4%)
Electronic Arts, Inc.	839	114,783
Live Nation Entertainment, Inc.*	416	38,938
Netflix, Inc.*	1,188	578,413
Take-Two Interactive Software, Inc.*	325	52,309
Walt Disney Co. (The)*	4,823	435,469
Warner Bros Discovery, Inc.*	6,225	70,840

		1,290,752

Interactive Media & Services (2.0%)
Alphabet, Inc., Class A*	16,400	2,290,916
Alphabet, Inc., Class C*	15,849	2,233,600
Match Group, Inc.*	805	29,382
Meta Platforms, Inc., Class A*	6,462	2,287,290

		6,841,188

Media (0.3%)
Charter Communications, Inc., Class A*	514	199,781
Comcast Corp., Class A	13,692	600,394
Fox Corp., Class A	948	28,127
Fox Corp., Class B	392	10,839
Interpublic Group of Cos., Inc. (The)	1,097	35,806
News Corp., Class A	1,228	30,148
News Corp., Class B(x)	663	17,052
Omnicom Group, Inc.	663	57,356
Paramount Global, Class B	1,577	23,324

		1,002,827

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	866	138,846

Total Communication Services		10,038,080

Consumer Discretionary (3.4%)
Automobile Components (0.0%)†
Aptiv plc*	745	66,841
BorgWarner, Inc.	568	20,363

		87,204

Automobiles (0.5%)
Ford Motor Co.	10,784	131,457
General Motors Co.	3,334	119,758
Tesla, Inc.*	6,340	1,575,363

		1,826,578

Broadline Retail (1.0%)
Amazon.com, Inc.*	22,478	3,415,307
eBay, Inc.	2,583	112,671
Etsy, Inc.*	316	25,612

		3,553,590

Distributors (0.0%)†
Genuine Parts Co.	419	58,031
LKQ Corp.	787	37,611
Pool Corp.	110	43,858

		139,500

Hotels, Restaurants & Leisure (0.8%)
Airbnb, Inc., Class A*	1,207	164,321
Booking Holdings, Inc.*	137	485,969
Caesars Entertainment, Inc.*	635	29,769
Carnival Corp.*	1,064	19,727
Chipotle Mexican Grill, Inc.*	76	173,809
Darden Restaurants, Inc.	346	56,848
Domino’s Pizza, Inc.	106	43,696
Expedia Group, Inc.*	350	53,126
Hilton Worldwide Holdings, Inc.	772	140,573
Las Vegas Sands Corp.	957	47,094
Marriott International, Inc., Class A	766	172,741
McDonald’s Corp.	2,167	642,537
MGM Resorts International*	1,273	56,878
Norwegian Cruise Line Holdings Ltd.*	511	10,240
Royal Caribbean Cruises Ltd.*	465	60,213
Starbucks Corp.	3,787	363,590
Wynn Resorts Ltd.	252	22,960
Yum! Brands, Inc.	884	115,503

		2,659,594

Household Durables (0.1%)
DR Horton, Inc.	924	140,429
Garmin Ltd.	322	41,390
Lennar Corp., Class A	711	105,967
Mohawk Industries, Inc.*	176	18,216
NVR, Inc.*	6	42,003
PulteGroup, Inc.	644	66,474
Whirlpool Corp.	176	21,432

		435,911

Leisure Products (0.0%)†
Hasbro, Inc.	340	17,360

Specialty Retail (0.8%)
AutoZone, Inc.*	85	219,777
Bath & Body Works, Inc.	678	29,262
Best Buy Co., Inc.	711	55,657
CarMax, Inc.*	498	38,217
Home Depot, Inc. (The)	3,164	1,096,484
Lowe’s Cos., Inc.	2,273	505,856
O’Reilly Automotive, Inc.*	234	222,319
Ross Stores, Inc.	1,027	142,127
TJX Cos., Inc. (The)	3,437	322,425
Tractor Supply Co.	337	72,465
Ulta Beauty, Inc.*	164	80,358

		2,784,947

Textiles, Apparel & Luxury Goods (0.2%)
Lululemon Athletica, Inc.*	343	175,372
NIKE, Inc., Class B	3,489	378,801
Ralph Lauren Corp.	158	22,784
Tapestry, Inc.	815	30,000
VF Corp.	848	15,942

		622,899

Total Consumer Discretionary		12,127,583

See Notes to Financial Statements.

1048

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples (2.0%)
Beverages (0.5%)
Brown-Forman Corp., Class B	763	$43,567
Coca-Cola Co. (The)	10,434	614,876
Constellation Brands, Inc., Class A	450	108,787
Keurig Dr Pepper, Inc.	2,049	68,273
Molson Coors Beverage Co., Class B	541	33,115
Monster Beverage Corp.*	2,182	125,705
PepsiCo, Inc.	3,817	648,279

		1,642,602

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.	1,188	784,175
Dollar General Corp.	720	97,884
Dollar Tree, Inc.*	690	98,015
Kroger Co. (The)	2,188	100,013
Sysco Corp.	1,267	92,656
Target Corp.	1,538	219,042
Walgreens Boots Alliance, Inc.	2,322	60,627
Walmart, Inc.	3,969	625,713

		2,078,125

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,523	109,991
Bunge Global SA	380	38,361
Campbell Soup Co.	456	19,713
Conagra Brands, Inc.	1,076	30,838
General Mills, Inc.	1,565	101,944
Hershey Co. (The)	398	74,203
Hormel Foods Corp.	696	22,349
J M Smucker Co. (The)	289	36,524
Kellanova	717	40,088
Kraft Heinz Co. (The)	1,577	58,317
Lamb Weston Holdings, Inc.	404	43,668
McCormick & Co., Inc. (Non-Voting)	660	45,157
Mondelez International, Inc., Class A	4,076	295,225
Tyson Foods, Inc., Class A	851	45,741

		962,119

Household Products (0.4%)
Church & Dwight Co., Inc.	711	67,232
Clorox Co. (The)	380	54,184
Colgate-Palmolive Co.	2,428	193,536
Kimberly-Clark Corp.	957	116,285
Procter & Gamble Co. (The)	6,860	1,005,265

		1,436,502

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The), Class A	629	91,991
Kenvue, Inc.	5,088	109,545

		201,536

Tobacco (0.2%)
Altria Group, Inc.	5,094	205,492
Philip Morris International, Inc.	4,231	398,052

		603,544

Total Consumer Staples		6,924,428

Energy (1.3%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,137	38,863
Halliburton Co.	2,401	86,796
Schlumberger NV	3,796	197,544

		323,203

Oil, Gas & Consumable Fuels (1.2%)
APA Corp.	1,067	38,284
Chevron Corp.	5,446	812,325
ConocoPhillips	3,793	440,253
Coterra Energy, Inc.	1,407	35,907
Devon Energy Corp.	1,386	62,786
Diamondback Energy, Inc.	422	65,444
EOG Resources, Inc.	1,590	192,310
EQT Corp.	1,024	39,588
Exxon Mobil Corp.	11,659	1,165,667
Hess Corp.	745	107,399
Kinder Morgan, Inc.	5,401	95,274
Marathon Oil Corp.	2,371	57,283
Marathon Petroleum Corp.	1,246	184,857
Occidental Petroleum Corp.	2,565	153,156
ONEOK, Inc.	1,176	82,579
Phillips 66	1,158	154,176
Pioneer Natural Resources Co.	459	103,220
Targa Resources Corp.	663	57,595
Valero Energy Corp.	1,188	154,440
Williams Cos., Inc. (The)	2,328	81,084

		4,083,627

Total Energy		4,406,830

Financials (4.5%)
Banks (1.2%)
Bank of America Corp.	24,175	813,972
Citigroup, Inc.	6,820	350,821
Citizens Financial Group, Inc.	1,270	42,088
Comerica, Inc.	486	27,124
Fifth Third Bancorp	1,927	66,462
Huntington Bancshares, Inc.	2,966	37,727
JPMorgan Chase & Co.	9,206	1,565,941
KeyCorp	2,930	42,192
M&T Bank Corp.	541	74,160
PNC Financial Services Group, Inc. (The)	1,258	194,801
Regions Financial Corp.	2,863	55,485
Truist Financial Corp.	3,647	134,647
US Bancorp	4,231	183,118
Wells Fargo & Co.	11,817	581,633
Zions Bancorp NA	486	21,321

		4,191,492

Capital Markets (1.0%)
Ameriprise Financial, Inc.	407	154,591
Bank of New York Mellon Corp. (The)	2,729	142,044
BlackRock, Inc.	343	278,447
Blackstone, Inc.	2,079	272,183
Cboe Global Markets, Inc.	337	60,175
Charles Schwab Corp. (The)	3,243	223,118
CME Group, Inc.	924	194,594
FactSet Research Systems, Inc.	119	56,769
Franklin Resources, Inc.	796	23,713
Goldman Sachs Group, Inc. (The)	933	359,923
Intercontinental Exchange, Inc.	1,577	202,534
MarketAxess Holdings, Inc.	113	33,092

See Notes to Financial Statements.

1049

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Moody’s Corp.	453	$176,924
Morgan Stanley	4,395	409,834
MSCI, Inc.	240	135,756
Nasdaq, Inc.	1,091	63,431
Northern Trust Corp.	568	47,928
Raymond James Financial, Inc.	544	60,656
S&P Global, Inc.	960	422,899
State Street Corp.	1,015	78,622
T. Rowe Price Group, Inc.	672	72,368

		3,469,601

Consumer Finance (0.2%)
American Express Co.	1,897	355,384
Capital One Financial Corp.	1,286	168,620
Discover Financial Services	970	109,028
Synchrony Financial	1,848	70,575

		703,607

Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	5,279	1,882,808
Fidelity National Information Services, Inc.	1,270	76,289
Fiserv, Inc.*	1,094	145,327
FleetCor Technologies, Inc.*	243	68,674
Global Payments, Inc.	818	103,886
Jack Henry & Associates, Inc.	228	37,258
Mastercard, Inc., Class A	2,486	1,060,304
PayPal Holdings, Inc.*	3,067	188,344
Visa, Inc., Class A	4,845	1,261,396

		4,824,286

Insurance (0.7%)
Aflac, Inc.	2,067	170,528
Allstate Corp. (The)	967	135,361
American International Group, Inc.	2,425	164,294
Aon plc, Class A	708	206,042
Arch Capital Group Ltd.*	1,137	84,445
Arthur J Gallagher & Co.	489	109,966
Assurant, Inc.	131	22,072
Brown & Brown, Inc.	739	52,550
Chubb Ltd.	1,325	299,450
Cincinnati Financial Corp.	380	39,315
Everest Group Ltd.	107	37,833
Globe Life, Inc.	313	38,098
Hartford Financial Services Group, Inc. (The)	985	79,174
Loews Corp.	663	46,138
Marsh & McLennan Cos., Inc.	1,371	259,763
MetLife, Inc.	2,781	183,908
Principal Financial Group, Inc.	717	56,407
Progressive Corp. (The)	1,623	258,512
Prudential Financial, Inc.	1,152	119,474
Travelers Cos., Inc. (The)	729	138,867
W R Berkley Corp.	638	45,119
Willis Towers Watson plc	371	89,485

		2,636,801

Total Financials		15,825,787

Health Care (4.2%)
Biotechnology (0.7%)
AbbVie, Inc.	5,042	781,359
Amgen, Inc.	1,824	525,348
Biogen, Inc.*	584	151,122
Gilead Sciences, Inc.	3,717	301,114
Incyte Corp.*	462	29,009
Moderna, Inc.*	863	85,825
Regeneron Pharmaceuticals, Inc.*	219	192,346
Vertex Pharmaceuticals, Inc.*	717	291,740

		2,357,863

Health Care Equipment & Supplies (0.8%)
Abbott Laboratories	4,957	545,617
Align Technology, Inc.*	210	57,540
Baxter International, Inc.	1,377	53,235
Becton Dickinson & Co.	745	181,653
Boston Scientific Corp.*	3,836	221,759
Cooper Cos., Inc. (The)	143	54,117
Dentsply Sirona, Inc.	568	20,215
Dexcom, Inc.*	1,061	131,659
Edwards Lifesciences Corp.*	1,614	123,068
GE HealthCare Technologies, Inc.	957	73,995
Hologic, Inc.*	772	55,159
IDEXX Laboratories, Inc.*	234	129,882
Insulet Corp.*	213	46,217
Intuitive Surgical, Inc.*	957	322,854
Medtronic plc	3,738	307,936
ResMed, Inc.	422	72,592
STERIS plc	252	55,402
Stryker Corp.	884	264,723
Teleflex, Inc.	131	32,664
Zimmer Biomet Holdings, Inc.	568	69,126

		2,819,413

Health Care Providers & Services (1.0%)
Cardinal Health, Inc.	897	90,418
Cencora, Inc.	450	92,421
Centene Corp.*	1,577	117,029
Cigna Group (The)	1,033	309,332
CVS Health Corp.	3,520	277,939
DaVita, Inc.*	371	38,866
Elevance Health, Inc.	696	328,206
HCA Healthcare, Inc.	769	208,153
Henry Schein, Inc.*	419	31,722
Humana, Inc.	380	173,968
Laboratory Corp. of America Holdings	289	65,687
McKesson Corp.	562	260,195
Molina Healthcare, Inc.*	164	59,255
Quest Diagnostics, Inc.	346	47,706
UnitedHealth Group, Inc.	2,635	1,387,248
Universal Health Services, Inc., Class B	234	35,671

		3,523,816

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	918	127,630
Bio-Rad Laboratories, Inc., Class A*	70	22,602
Bio-Techne Corp.	438	33,796
Charles River Laboratories International, Inc.*	152	35,933
Danaher Corp.	1,690	390,965
Illumina, Inc.*	404	56,253
IQVIA Holdings, Inc.*	450	104,121
Mettler-Toledo International, Inc.*	79	95,824
Revvity, Inc.	350	38,258

See Notes to Financial Statements.

1050

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.	1,118	$593,423
Waters Corp.*	234	77,040
West Pharmaceutical Services, Inc.	201	70,776

		1,646,621

Pharmaceuticals (1.3%)
Bristol-Myers Squibb Co.	6,346	325,613
Catalent, Inc.*	438	19,679
Eli Lilly and Co.	2,526	1,472,456
Johnson & Johnson	7,422	1,163,324
Merck & Co., Inc.	7,483	815,797
Pfizer, Inc.	17,193	494,987
Viatris, Inc.	3,486	37,753
Zoetis, Inc.	1,340	264,476

		4,594,085

Total Health Care		14,941,798

Industrials (2.9%)
Aerospace & Defense (0.5%)
Axon Enterprise, Inc.*	179	46,241
Boeing Co. (The)*	1,456	379,521
General Dynamics Corp.	736	191,117
Howmet Aerospace, Inc.	1,091	59,045
Huntington Ingalls Industries, Inc.	131	34,013
L3Harris Technologies, Inc.	629	132,480
Lockheed Martin Corp.	678	307,297
Northrop Grumman Corp.	474	221,898
RTX Corp.	4,003	336,813
Textron, Inc.	678	54,525
TransDigm Group, Inc.	134	135,554

		1,898,504

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	380	32,828
Expeditors International of Washington, Inc.	456	58,003
FedEx Corp.	684	173,032
United Parcel Service, Inc., Class B	1,881	295,750

		559,613

Building Products (0.2%)
A.O. Smith Corp.	444	36,603
Allegion plc	255	32,306
Builders FirstSource, Inc.*	358	59,765
Carrier Global Corp.	2,164	124,322
Johnson Controls International plc	2,574	148,365
Masco Corp.	839	56,196
Trane Technologies plc	714	174,145

		631,702

Commercial Services & Supplies (0.2%)
Cintas Corp.	243	146,446
Copart, Inc.*	2,243	109,907
Republic Services, Inc.	663	109,335
Rollins, Inc.	541	23,626
Veralto Corp.	562	46,230
Waste Management, Inc.	1,094	195,936

		631,480

Construction & Engineering (0.0%)†
Quanta Services, Inc.	380	82,004

Electrical Equipment (0.2%)
AMETEK, Inc.	632	104,210
Eaton Corp. plc	1,179	283,927
Emerson Electric Co.	1,766	171,885
Generac Holdings, Inc.*	180	23,263
Hubbell, Inc., Class B	141	46,379
Rockwell Automation, Inc.	350	108,668

		738,332

Ground Transportation (0.4%)
CSX Corp.	7,148	247,821
JB Hunt Transport Services, Inc.	219	43,743
Norfolk Southern Corp.	799	188,868
Old Dominion Freight Line, Inc.	295	119,572
Uber Technologies, Inc.*	5,943	365,911
Union Pacific Corp.	2,112	518,749

		1,484,664

Industrial Conglomerates (0.3%)
3M Co.	1,614	176,442
General Electric Co.	2,881	367,702
Honeywell International, Inc.	2,049	429,696

		973,840

Machinery (0.6%)
Caterpillar, Inc.	1,650	487,856
Cummins, Inc.	450	107,806
Deere & Co.	875	349,886
Dover Corp.	450	69,215
Fortive Corp.	839	61,776
IDEX Corp.	213	46,244
Illinois Tool Works, Inc.	824	215,839
Ingersoll Rand, Inc.	635	49,111
Nordson Corp.	131	34,605
Otis Worldwide Corp.	1,103	98,685
PACCAR, Inc.*	1,413	137,979
Parker-Hannifin Corp.	362	166,773
Pentair plc	456	33,156
Snap-on, Inc.	164	47,370
Stanley Black & Decker, Inc.	444	43,556
Westinghouse Air Brake Technologies Corp.	131	16,624
Xylem, Inc.	486	55,579

		2,022,060

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,107	15,210
Delta Air Lines, Inc.	1,732	69,678
Southwest Airlines Co.	1,377	39,768
United Airlines Holdings, Inc.*	593	24,467

		149,123

Professional Services (0.2%)
Automatic Data Processing, Inc.	1,194	278,166
Broadridge Financial Solutions, Inc.	343	70,572
Ceridian HCM Holding, Inc.*	386	25,908
Equifax, Inc.	356	88,035
Jacobs Solutions, Inc.	295	38,291
Leidos Holdings, Inc.	398	43,080
Paychex, Inc.	924	110,058
Paycom Software, Inc.	149	30,801
Robert Half, Inc.	295	25,937

See Notes to Financial Statements.

1051

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Verisk Analytics, Inc.	407	$97,216

		808,064

Trading Companies & Distributors (0.1%)
Fastenal Co.	1,599	103,567
United Rentals, Inc.	222	127,300
WW Grainger, Inc.	164	135,905

		366,772

Total Industrials		10,346,158

Information Technology (9.5%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	602	141,777
Cisco Systems, Inc.	13,175	665,601
F5, Inc.*	189	33,827
Juniper Networks, Inc.	930	27,416
Motorola Solutions, Inc.	438	137,134

		1,005,755

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,614	159,996
CDW Corp.	398	90,473
Corning, Inc.	2,292	69,791
Jabil, Inc.	352	44,845
Keysight Technologies, Inc.*	584	92,909
TE Connectivity Ltd.	970	136,285
Teledyne Technologies, Inc.*	137	61,142
Trimble, Inc.*	635	33,782
Zebra Technologies Corp., Class A*	152	41,546

		730,769

IT Services (0.4%)
Accenture plc, Class A	1,748	613,391
Akamai Technologies, Inc.*	450	53,257
Cognizant Technology Solutions Corp., Class A	1,583	119,564
EPAM Systems, Inc.*	155	46,088
Gartner, Inc.*	243	109,620
International Business Machines Corp.	2,337	382,216
VeriSign, Inc.*	280	57,669

		1,381,805

Semiconductors & Semiconductor Equipment (2.6%)
Advanced Micro Devices, Inc.*	3,526	519,768
Analog Devices, Inc.	1,514	300,620
Applied Materials, Inc.	2,787	451,689
Broadcom, Inc.	1,125	1,255,781
Enphase Energy, Inc.*	343	45,324
First Solar, Inc.*	301	51,856
Intel Corp.	12,829	644,657
KLA Corp.	444	258,097
Lam Research Corp.	453	354,817
Microchip Technology, Inc.	1,277	115,160
Micron Technology, Inc.	3,170	270,528
Monolithic Power Systems, Inc.	119	75,063
NVIDIA Corp.	6,689	3,312,527
NXP Semiconductors NV	772	177,313
ON Semiconductor Corp.*	1,176	98,231
Qorvo, Inc.*	322	36,260
QUALCOMM, Inc.	4,143	599,202
Skyworks Solutions, Inc.	520	58,458
Teradyne, Inc.	483	52,415
Texas Instruments, Inc.	2,693	459,049

		9,136,815

Software (3.5%)
Adobe, Inc.*	1,349	804,813
ANSYS, Inc.*	228	82,737
Autodesk, Inc.*	620	150,958
Cadence Design Systems, Inc.*	720	196,106
Fair Isaac Corp.*	73	84,973
Fortinet, Inc.*	2,027	118,640
Gen Digital, Inc.	1,842	42,034
Intuit, Inc.	678	423,770
Microsoft Corp.	21,491	8,081,476
Oracle Corp.	6,599	695,733
Palo Alto Networks, Inc.*	875	258,020
PTC, Inc.*	277	48,464
Roper Technologies, Inc.	295	160,825
Salesforce, Inc.*	1,957	514,965
ServiceNow, Inc.*	486	343,354
Synopsys, Inc.*	450	231,709
Tyler Technologies, Inc.*	107	44,739

		12,283,316

Technology Hardware, Storage & Peripherals (2.5%)
Apple, Inc.	44,226	8,514,832
Hewlett Packard Enterprise Co.	4,282	72,708
HP, Inc.	4,447	133,810
NetApp, Inc.	751	66,208
Seagate Technology Holdings plc	775	66,162
Western Digital Corp.*	839	43,939

		8,897,659

Total Information Technology		33,436,119

Materials (0.8%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	626	171,399
Albemarle Corp.	337	48,690
Celanese Corp.	392	60,905
CF Industries Holdings, Inc.	590	46,905
Corteva, Inc.	2,128	101,974
Dow, Inc.	2,094	114,835
DuPont de Nemours, Inc.	1,003	77,161
Eastman Chemical Co.	389	34,940
Ecolab, Inc.	720	142,812
FMC Corp.	356	22,446
International Flavors & Fragrances, Inc.	1,003	81,213
Linde plc	1,523	625,511
LyondellBasell Industries NV, Class A	866	82,339
Mosaic Co. (The)	881	31,478
PPG Industries, Inc.	684	102,292
Sherwin-Williams Co. (The)	711	221,761

		1,966,661

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.	173	86,311
Vulcan Materials Co.	346	78,546

		164,857

See Notes to Financial Statements.

1052

EQ ADVISORS TRUST

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Containers & Packaging (0.1%)
Amcor plc	1,182	$11,394
Avery Dennison Corp.	255	51,551
Ball Corp.	1,042	59,936
International Paper Co.	1,094	39,548
Packaging Corp. of America	289	47,081
Westrock Co.	666	27,652

		237,162

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	3,605	153,465
Newmont Corp.	1,504	62,250
Nucor Corp.	918	159,769
Steel Dynamics, Inc.	471	55,625

		431,109

Total Materials		2,799,789

Real Estate (0.7%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	1,194	23,641
Ventas, Inc. (REIT)	942	46,949
Welltower, Inc. (REIT)	967	87,195

		157,785

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,027	39,466

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	1,860	247,938

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	313	39,679
Boston Properties, Inc. (REIT)	398	27,927

		67,606

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	799	74,379
CoStar Group, Inc.*	1,185	103,557

		177,936

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	371	69,459
Camden Property Trust (REIT)	313	31,078
Equity Residential (REIT)	994	60,793
Essex Property Trust, Inc. (REIT)	201	49,836
Invitation Homes, Inc. (REIT)	1,766	60,238
Mid-America Apartment Communities, Inc. (REIT)	331	44,506
UDR, Inc. (REIT)	672	25,731

		341,641

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	204	21,022
Kimco Realty Corp. (REIT)	1,085	23,122
Realty Income Corp. (REIT)	796	45,706
Regency Centers Corp. (REIT)	401	26,867
Simon Property Group, Inc. (REIT)	833	118,819

		235,536

Specialized REITs (0.3%)
American Tower Corp. (REIT)	1,237	267,044
Crown Castle, Inc. (REIT)	1,161	133,736
Digital Realty Trust, Inc. (REIT)	568	76,441
Equinix, Inc. (REIT)	228	183,629
Extra Space Storage, Inc. (REIT)	334	53,550
Iron Mountain, Inc. (REIT)	714	49,966
Public Storage (REIT)	422	128,710
SBA Communications Corp. (REIT)	322	81,688
VICI Properties, Inc. (REIT), Class A	2,453	78,202
Weyerhaeuser Co. (REIT)	2,024	70,374

		1,123,340

Total Real Estate		2,391,248

Utilities (0.7%)
Electric Utilities (0.5%)
Alliant Energy Corp.	590	30,267
American Electric Power Co., Inc.	1,349	109,566
Constellation Energy Corp.	891	104,149
Duke Energy Corp.	1,887	183,114
Edison International	851	60,838
Entergy Corp.	465	47,053
Evergy, Inc.	796	41,551
Eversource Energy	848	52,339
Exelon Corp.	2,675	96,033
FirstEnergy Corp.	1,222	44,799
NextEra Energy, Inc.	5,176	314,390
NRG Energy, Inc.	830	42,911
PG&E Corp.	4,738	85,426
Pinnacle West Capital Corp.	322	23,132
PPL Corp.	1,954	52,953
Southern Co. (The)	2,824	198,019
Xcel Energy, Inc.	1,371	84,879

		1,571,419

Gas Utilities (0.0%)†
Atmos Energy Corp.	346	40,101

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,954	37,615

Multi-Utilities (0.2%)
Ameren Corp.	632	45,719
CenterPoint Energy, Inc.	1,137	32,484
CMS Energy Corp.	799	46,398
Consolidated Edison, Inc.	884	80,418
Dominion Energy, Inc.	2,052	96,444
DTE Energy Co.	474	52,263
NiSource, Inc.	951	25,249
Public Service Enterprise Group, Inc.	1,447	88,484
Sempra	1,428	106,714
WEC Energy Group, Inc.	866	72,891

		647,064

Water Utilities (0.0%)†
American Water Works Co., Inc.	514	67,843

Total Utilities		2,364,042

Total Common Stocks (32.9%) (Cost $52,147,461)		115,601,862

See Notes to Financial Statements.

1053

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EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligations (49.0%)
U.S. Treasury Notes
1.000%, 12/15/24	$2,600,000	$2,507,070
1.375%, 1/31/25	2,500,000	2,412,109
1.125%, 2/28/25	2,200,000	2,112,774
3.875%, 3/31/25	5,000,000	4,956,054
0.375%, 4/30/25	2,792,100	2,642,243
4.250%, 5/31/25	4,005,000	3,989,981
0.250%, 6/30/25	600,000	563,531
4.750%, 7/31/25	4,000,000	4,018,438
0.250%, 8/31/25	3,850,000	3,594,637
5.000%, 10/31/25	9,015,200	9,119,438
2.250%, 11/15/25	4,600,000	4,430,555
0.375%, 12/31/25	6,600,000	6,117,633
4.000%, 2/15/26	3,750,000	3,733,594
0.500%, 2/28/26	6,100,000	5,635,351
3.750%, 4/15/26	600,000	594,375
0.750%, 5/31/26	1,644,400	1,517,987
4.125%, 6/15/26	4,900,000	4,900,383
0.875%, 6/30/26	750,000	693,457
4.500%, 7/15/26	400,000	403,844
0.750%, 8/31/26	3,100,000	2,842,312
4.625%, 11/15/26 (x)	2,759,300	2,803,923
1.250%, 11/30/26	3,900,000	3,606,891
1.250%, 12/31/26	3,800,000	3,508,172
0.625%, 3/31/27	1,650,500	1,483,774
2.750%, 4/30/27	6,800,000	6,543,406
3.125%, 8/31/27	4,700,000	4,570,016
4.125%, 10/31/27	2,428,100	2,444,414
2.250%, 11/15/27	3,800,000	3,574,078
3.500%, 1/31/28	1,350,000	1,329,434
1.125%, 2/29/28	4,150,000	3,711,980
4.000%, 2/29/28	1,200,000	1,204,688
1.250%, 3/31/28	1,148,200	1,030,330
3.625%, 3/31/28	8,012,100	7,928,849
4.000%, 6/30/28	600,000	603,328
1.000%, 7/31/28	6,100,000	5,367,524
4.375%, 8/31/28	4,856,400	4,963,393
1.375%, 12/31/28	2,670,000	2,370,459
1.875%, 2/28/29	4,420,000	4,011,150
2.375%, 5/15/29	2,605,600	2,418,119
3.250%, 6/30/29	1,700,000	1,647,539
1.750%, 11/15/29	5,005,700	4,473,453
4.000%, 2/28/30	4,400,000	4,426,813
3.500%, 4/30/30	892,400	873,297
0.625%, 5/15/30	798,800	653,705
3.750%, 5/31/30	1,835,000	1,821,094
0.625%, 8/15/30	1,974,900	1,603,681
4.875%, 10/31/30	2,772,900	2,937,541
0.875%, 11/15/30	2,480,000	2,040,188
1.125%, 2/15/31	2,065,400	1,726,223
1.625%, 5/15/31	2,182,500	1,874,222
1.250%, 8/15/31	1,691,900	1,402,427
1.375%, 11/15/31	3,030,000	2,520,108
1.875%, 2/15/32	2,200,000	1,894,406
2.875%, 5/15/32	1,601,800	1,486,921
2.750%, 8/15/32	1,494,800	1,371,246
4.125%, 11/15/32	2,490,000	2,535,131
3.500%, 2/15/33	2,558,900	2,485,732
3.375%, 5/15/33	500,000	480,859
3.875%, 8/15/33	3,630,200	3,633,036

Total U.S. Treasury Obligations		172,147,316

Total Long-Term Debt Securities (49.0%) (Cost $177,889,083)		172,147,316

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $127)	124	217

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (14.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	50,687,550	50,728,101

Total Short-Term Investment (14.4%) (Cost $50,697,602)		50,728,101

Total Investments in Securities (96.3%) (Cost $280,734,273)		338,477,496
Other Assets Less Liabilities (3.7%)		12,931,499

Net Assets (100%)		$351,408,995

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)

All or a portion of security is on loan at December 31, 2023, the Portfolio had loaned securities with a total value of $2,552,278. This was collateralized by $2,600,416 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 1/31/24 - 11/15/53.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1054

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EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	414	3/2024	USD	46,624,680	1,665,613
Russell 2000 E-Mini Index	71	3/2024	USD	7,269,335	515,183
S&P Midcap 400 E-Mini Index	25	3/2024	USD	7,023,750	371,202

					2,551,998

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$10,038,080	$—	$—	$10,038,080
Consumer Discretionary	12,127,583	—	—	12,127,583
Consumer Staples	6,924,428	—	—	6,924,428
Energy	4,406,830	—	—	4,406,830
Financials	15,825,787	—	—	15,825,787
Health Care	14,941,798	—	—	14,941,798
Industrials	10,346,158	—	—	10,346,158
Information Technology	33,436,119	—	—	33,436,119
Materials	2,799,789	—	—	2,799,789
Real Estate	2,391,248	—	—	2,391,248
Utilities	2,364,042	—	—	2,364,042
Futures	2,551,998	—	—	2,551,998
Rights
Health Care	—	217	—	217
Short-Term Investment
Investment Company	50,728,101	—	—	50,728,101
U.S. Treasury Obligations	—	172,147,316	—	172,147,316

Total Assets	$168,881,961	$172,147,533	$—	$341,029,494

Total Liabilities	$—	$—	$—	$—

Total	$168,881,961	$172,147,533	$—	$341,029,494

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,551,998	*

Total		$2,551,998

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,121,978	$2,121,978

Total	$2,121,978	$2,121,978

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,957,578	$3,957,578

Total	$3,957,578	$3,957,578

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$58,452,000
Average notional value of contracts — short	3,933,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,661,048
Long-term U.S. government debt securities	119,261,954

$120,923,002

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$7,786,016
Long-term U.S. government debt securities	111,836,097

$119,622,113

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,778,696
Aggregate gross unrealized depreciation	(9,290,355)

Net unrealized appreciation	$57,488,341

Federal income tax cost of investments in securities and derivative instruments, if applicable	$283,541,153

For the year ended December 31, 2023, the Portfolio incurred approximately $5 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

1056

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EQ/INVESCO MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $280,734,273)	$338,477,496
Cash	8,862,975
Cash held as collateral at broker for futures	3,198,500
Dividends, interest and other receivables	1,369,551
Receivable for Portfolio shares sold	75,711
Securities lending income receivable	133
Other assets	1,862

Total assets	351,986,228

LIABILITIES
Investment management fees payable	204,259
Due to broker for futures variation margin	152,840
Distribution fees payable – Class IB	73,443
Payable for Portfolio shares repurchased	56,125
Administrative fees payable	38,207
Accrued expenses	52,359

Total liabilities	577,233

Commitments and contingent liabilities^
NET ASSETS	$351,408,995

Net assets were comprised of:
Paid in capital	$320,771,666
Total distributable earnings (loss)	30,637,329

Net assets	$351,408,995

Class IB
Net asset value, offering and redemption price per share, $351,408,995 / 31,160,807 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.28

(x)	Includes value of securities on loan of $2,552,278.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$5,035,402
Dividends (net of $(170) foreign withholding tax)	4,088,078
Securities lending (net)	2,108

Total income	9,125,588

EXPENSES
Investment management fees	2,665,133
Distribution fees – Class IB	832,853
Administrative fees	425,985
Professional fees	66,770
Custodian fees	35,100
Printing and mailing expenses	33,311
Trustees’ fees	11,810
Miscellaneous	18,079

Gross expenses	4,089,041
Less: Waiver from investment manager	(317,021)

Net expenses	3,772,020

NET INVESTMENT INCOME (LOSS)	5,353,568

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,883,011)
Futures contracts	2,121,978

Net realized gain (loss)	238,967

Change in unrealized appreciation (depreciation) on:
Investments in securities	27,501,738
Futures contracts	3,957,578
Foreign currency translations	1

Net change in unrealized appreciation (depreciation)	31,459,317

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,698,284

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$37,051,852

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,353,568	$1,019,964
Net realized gain (loss)	238,967	(12,203,804)
Net change in unrealized appreciation (depreciation)	31,459,317	(36,759,849)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	37,051,852	(47,943,689)

Distributions to shareholders:
Class IB	(5,399,947)	(943,779)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,806,665 and 2,109,049 shares, respectively ]	41,173,229	22,307,334
Capital shares issued in reinvestment of dividends [ 482,928 and 90,068 shares, respectively ]	5,399,947	943,779
Capital shares repurchased [ (4,075,263) and (2,777,842) shares , respectively]	(43,824,750)	(29,037,132)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,748,426	(5,786,019)

TOTAL INCREASE (DECREASE) IN NET ASSETS	34,400,331	(54,673,487)
NET ASSETS:
Beginning of year	317,008,664	371,682,151

End of year	$351,408,995	$317,008,664

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.24		$11.79		$11.60		$11.20		$9.89

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.03		(0.05)		0.02		0.11
Net realized and unrealized gain (loss)	1.05		(1.55)		0.96		0.93		1.31

Total from investment operations	1.22		(1.52)		0.91		0.95		1.42

Less distributions:
Dividends from net investment income	(0.18)		(0.03)		—		(0.02)		(0.11)
Distributions from net realized gains	—		—		(0.72)		(0.53)		—

Total dividends and distributions	(0.18)		(0.03)		(0.72)		(0.55)		(0.11)

Net asset value, end of year	$11.28		$10.24		$11.79		$11.60		$11.20

Total return	11.89%		(12.89)%		7.96%		8.53%		14.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$351,409		$317,009		$371,682		$344,795		$305,532
Ratio of expenses to average net assets:
After waivers (f)	1.13	%(j)	1.17	%(k)	1.18	%(o)	1.18	%(o)	1.17	%(o)
Before waivers (f)	1.23%		1.22%		1.21%		1.22%		1.22%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.61%		0.31%		(0.41)%		0.18%		1.04%
Before waivers (f)	1.51%		0.26%		(0.43)%		0.13%		0.99%
Portfolio turnover rate^	44%		67%		75%		90%		76%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

1059

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Invesco Advisers, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	Since Incept.
Portfolio – Class IB Shares*	15.57%	6.00%
EQ/Invesco Moderate Growth Allocation Index	16.59	7.59
S&P 500® Index	26.29	14.16
Bloomberg U.S. Credit Corporate 5-10 Year Index	8.84	2.53

* Date of inception 2/1/19. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 15.57% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/Invesco Moderate Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Credit Corporate 5-10 Year Index, which returned 16.59%, 26.29% and 8.84%, respectively.

Portfolio Highlights

Given the volatile markets to start the year, the Portfolio saw a tight window of hedging activities, during the end of the first quarter into the beginning of the second quarter.

What helped performance during the year:

•	The Portfolio’s U.S. large cap equities allocation was the main driver of absolute return.

•	Allocations to fixed income and international equites were a contributor to absolute performance for the period as well.

What hurt performance during the year:

•	The Portfolio’s U.S. small- and mid-cap equities allocation was a slight detractor to absolute performance.

•	The Portfolio’s volatility hedge detracted from absolute performance, slightly.

Portfolio Positioning and Outlook — Invesco Advisers, Inc.

As we enter 2024, we expect the global economy to slow marginally, with a bumpy landing for major developed economies, particularly in the first half of the year. We also expect outcomes will vary by country. The U.S. has shown remarkable resilience to the effects of tightening policy and credit conditions, compared to the eurozone, the United Kingdom and Canada, where economic growth is under more pressure.

However, we expect the slowdown to be mitigated by a turn in monetary policy as inflation further subsides. We expect rate cuts to begin for major central banks in Western developed economies late in the first half of 2024, as growth slows and inflation continues to move toward acceptable rates. We believe this will foster a recovery, steering the global economy back toward trend growth in the second half of 2024, as real wages increase in response to lower inflation.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	7.18
Weighted Average Coupon (%)	4.32
Weighted Average Effective Duration (Years)*	5.75
Weighted Average Rating**	A3

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1060

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Investment Companies	21.7%
Financials	18.3
Information Technology	13.3
Health Care	9.4
Communication Services	7.0
Consumer Discretionary	5.9
Industrials	5.5
Consumer Staples	5.1
Energy	4.8
Utilities	3.8
Real Estate	2.0
Exchange Traded Fund	1.5
Materials	1.3
Cash and Other	0.4

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,058.50	$5.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.54	5.72

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.12%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (3.3%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	19,738	$331,204
Verizon Communications, Inc.	11,103	418,583

		749,787

Entertainment (0.4%)
Electronic Arts, Inc.	826	113,005
Live Nation Entertainment, Inc.*	413	38,657
Netflix, Inc.*	1,173	571,110
Take-Two Interactive Software, Inc.*	262	42,169
Walt Disney Co. (The)*	4,824	435,559
Warner Bros Discovery, Inc.*	6,117	69,611

		1,270,111

Interactive Media & Services (2.3%)
Alphabet, Inc., Class A*	16,024	2,238,393
Alphabet, Inc., Class C*	16,448	2,318,017
Match Group, Inc.*	789	28,798
Meta Platforms, Inc., Class A*	6,475	2,291,891

		6,877,099

Media (0.3%)
Charter Communications, Inc., Class A*	434	168,687
Comcast Corp., Class A	12,196	534,795
Fox Corp., Class A	880	26,110
Fox Corp., Class B	465	12,857
Interpublic Group of Cos., Inc. (The)	974	31,791
News Corp., Class A	1,029	25,262
News Corp., Class B	638	16,409
Omnicom Group, Inc.	559	48,359
Paramount Global, Class B	1,387	20,514

		884,784

Wireless Telecommunication Services (0.0%)†
T-Mobile US, Inc.	857	137,403

Total Communication Services		9,919,184

Consumer Discretionary (4.0%)
Automobile Components (0.0%)†
Aptiv plc*	729	65,406
BorgWarner, Inc.	554	19,861

		85,267

Automobiles (0.6%)
Ford Motor Co.	10,636	129,653
General Motors Co.	3,292	118,249
Tesla, Inc.*	6,211	1,543,309

		1,791,211

Broadline Retail (1.2%)
Amazon.com, Inc.*	22,584	3,431,413
eBay, Inc.	2,176	94,917
Etsy, Inc.*	319	25,855

		3,552,185

Distributors (0.0%)†
Genuine Parts Co.	413	57,201
LKQ Corp.	886	42,342
Pool Corp.	131	52,231

		151,774

Hotels, Restaurants & Leisure (0.9%)
Airbnb, Inc., Class A*	1,172	159,556
Booking Holdings, Inc.*	131	464,686
Caesars Entertainment, Inc.*	515	24,143
Carnival Corp.*	1,123	20,820
Chipotle Mexican Grill, Inc.*	94	214,974
Darden Restaurants, Inc.	335	55,041
Domino’s Pizza, Inc.	118	48,643
Expedia Group, Inc.*	353	53,582
Hilton Worldwide Holdings, Inc.	802	146,036
Las Vegas Sands Corp.	930	45,765
Marriott International, Inc., Class A	729	164,397
McDonald’s Corp.	2,025	600,433
MGM Resorts International*	1,500	67,020
Norwegian Cruise Line Holdings Ltd.*	583	11,683
Royal Caribbean Cruises Ltd.*	450	58,271
Starbucks Corp.	3,235	310,592
Wynn Resorts Ltd.	262	23,871
Yum! Brands, Inc.	839	109,624

		2,579,137

Household Durables (0.2%)
DR Horton, Inc.	930	141,341
Garmin Ltd.	413	53,087
Lennar Corp., Class A	802	119,530
Mohawk Industries, Inc.*	170	17,595
NVR, Inc.*	24	168,011
PulteGroup, Inc.	719	74,215
Whirlpool Corp.	188	22,893

		596,672

Leisure Products (0.0%)†
Hasbro, Inc.	319	16,288

Specialty Retail (0.9%)
AutoZone, Inc.*	94	243,047
Bath & Body Works, Inc.	802	34,614
Best Buy Co., Inc.	583	45,637
CarMax, Inc.*	450	34,533
Home Depot, Inc. (The)	2,950	1,022,323
Lowe’s Cos., Inc.	2,111	469,803
O’Reilly Automotive, Inc.*	222	210,918
Ross Stores, Inc.	974	134,792
TJX Cos., Inc. (The)	3,245	304,413
Tractor Supply Co.	319	68,595
Ulta Beauty, Inc.*	170	83,298

		2,651,973

Textiles, Apparel & Luxury Goods (0.2%)
Lululemon Athletica, Inc.*	342	174,861
NIKE, Inc., Class B	3,345	363,167
Ralph Lauren Corp.	170	24,514
Tapestry, Inc.	805	29,632
VF Corp.	839	15,773

		607,947

Total Consumer Discretionary		12,032,454

Consumer Staples (2.2%)
Beverages (0.5%)
Brown-Forman Corp., Class B	450	25,695
Coca-Cola Co. (The)	10,374	611,340
Constellation Brands, Inc., Class A	434	104,919

See Notes to Financial Statements.

1062

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Keurig Dr Pepper, Inc.	1,944	$64,774
Molson Coors Beverage Co., Class B	515	31,523
Monster Beverage Corp.*	2,035	117,236
PepsiCo, Inc.	3,752	637,240

		1,592,727

Consumer Staples Distribution & Retail (0.7%)
Costco Wholesale Corp.	1,173	774,274
Dollar General Corp.	729	99,108
Dollar Tree, Inc.*	625	88,781
Kroger Co. (The)	2,239	102,345
Sysco Corp.	1,327	97,043
Target Corp.	1,353	192,694
Walgreens Boots Alliance, Inc.	2,064	53,891
Walmart, Inc.	3,804	599,701

		2,007,837

Food Products (0.3%)
Archer-Daniels-Midland Co.	1,565	113,024
Bunge Global SA	374	37,755
Campbell Soup Co.	476	20,578
Conagra Brands, Inc.	1,327	38,032
General Mills, Inc.	1,680	109,435
Hershey Co. (The)	413	77,000
Hormel Foods Corp.	729	23,408
J M Smucker Co. (The)	353	44,612
Kellanova	729	40,758
Kraft Heinz Co. (The)	1,753	64,826
Lamb Weston Holdings, Inc.	366	39,561
McCormick & Co., Inc. (Non-Voting)	653	44,678
Mondelez International, Inc., Class A	3,904	282,767
Tyson Foods, Inc., Class A	826	44,398

		980,832

Household Products (0.4%)
Church & Dwight Co., Inc.	687	64,963
Clorox Co. (The)	353	50,334
Colgate-Palmolive Co.	2,294	182,855
Kimberly-Clark Corp.	886	107,658
Procter & Gamble Co. (The)	6,763	991,050

		1,396,860

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	612	89,505
Kenvue, Inc.	4,948	106,530

		196,035

Tobacco (0.2%)
Altria Group, Inc.	5,007	201,982
Philip Morris International, Inc.	4,181	393,349

		595,331

Total Consumer Staples		6,769,622

Energy (1.5%)
Energy Equipment & Services (0.1%)
Baker Hughes Co.	1,886	64,463
Halliburton Co.	2,417	87,375
Schlumberger NV	3,648	189,842

		341,680

Oil, Gas & Consumable Fuels (1.4%)
APA Corp.	974	34,947
Chevron Corp.	5,271	786,222
ConocoPhillips	3,836	445,244
Coterra Energy, Inc.	1,123	28,659
Devon Energy Corp.	1,019	46,161
Diamondback Energy, Inc.	434	67,305
EOG Resources, Inc.	1,565	189,287
EQT Corp.	1,063	41,096
Exxon Mobil Corp.	11,438	1,143,571
Hess Corp.	758	109,273
Kinder Morgan, Inc.	5,229	92,240
Marathon Oil Corp.	2,417	58,395
Marathon Petroleum Corp.	1,763	261,559
Occidental Petroleum Corp.	2,333	139,303
ONEOK, Inc.	1,081	75,908
Phillips 66	1,173	156,173
Pioneer Natural Resources Co.	450	101,196
Targa Resources Corp.	638	55,423
Valero Energy Corp.	1,147	149,110
Williams Cos., Inc. (The)	3,345	116,506

		4,097,578

Total Energy		4,439,258

Financials (5.0%)
Banks (1.3%)
Bank of America Corp.	22,743	765,757
Citigroup, Inc.	6,117	314,658
Citizens Financial Group, Inc.	1,194	39,569
Comerica, Inc.	434	24,222
Fifth Third Bancorp	1,944	67,049
Huntington Bancshares, Inc.	2,963	37,689
JPMorgan Chase & Co.	8,657	1,472,556
KeyCorp	2,733	39,355
M&T Bank Corp.	494	67,717
PNC Financial Services Group, Inc. (The)	1,207	186,904
Regions Financial Corp.	2,587	50,136
Truist Financial Corp.	3,710	136,973
US Bancorp	3,904	168,965
Wells Fargo & Co.	10,790	531,084
Zions Bancorp NA	465	20,400

		3,923,034

Capital Markets (1.1%)
Ameriprise Financial, Inc.	353	134,080
Bank of New York Mellon Corp. (The)	2,294	119,403
BlackRock, Inc.	335	271,953
Blackstone, Inc.	2,021	264,589
Cboe Global Markets, Inc.	335	59,818
Charles Schwab Corp. (The)	3,122	214,794
CME Group, Inc.	941	198,175
FactSet Research Systems, Inc.	118	56,292
Franklin Resources, Inc.	776	23,117
Goldman Sachs Group, Inc. (The)	847	326,747
Intercontinental Exchange, Inc.	1,565	200,993
MarketAxess Holdings, Inc.	131	38,363
Moody’s Corp.	434	169,503
Morgan Stanley	4,063	378,875
MSCI, Inc.	238	134,625
Nasdaq, Inc.	810	47,093

See Notes to Financial Statements.

1063

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Northern Trust Corp.	559	$47,168
Raymond James Financial, Inc.	515	57,423
S&P Global, Inc.	974	429,066
State Street Corp.	974	75,446
T. Rowe Price Group, Inc.	625	67,306

		3,314,829

Consumer Finance (0.2%)
American Express Co.	1,763	330,280
Capital One Financial Corp.	1,272	166,784
Discover Financial Services	857	96,327
Synchrony Financial	1,588	60,646

		654,037

Financial Services (1.6%)
Berkshire Hathaway, Inc., Class B*	5,294	1,888,158
Fidelity National Information Services, Inc.	1,648	98,995
Fiserv, Inc.*	1,505	199,924
FleetCor Technologies, Inc.*	262	74,044
Global Payments, Inc.	802	101,854
Jack Henry & Associates, Inc.	222	36,277
Mastercard, Inc., Class A	2,393	1,020,638
PayPal Holdings, Inc.*	3,177	195,100
Visa, Inc., Class A	4,628	1,204,900

		4,819,890

Insurance (0.8%)
Aflac, Inc.	1,993	164,423
Allstate Corp. (The)	857	119,963
American International Group, Inc.	2,294	155,418
Aon plc, Class A	653	190,036
Arch Capital Group Ltd.*	1,102	81,846
Arthur J Gallagher & Co.	486	109,292
Assurant, Inc.	188	31,676
Brown & Brown, Inc.	713	50,701
Chubb Ltd.	1,233	278,658
Cincinnati Financial Corp.	361	37,349
Everest Group Ltd.	84	29,701
Globe Life, Inc.	319	38,829
Hartford Financial Services Group, Inc. (The)	988	79,415
Loews Corp.	687	47,808
Marsh & McLennan Cos., Inc.	1,387	262,795
MetLife, Inc.	2,158	142,709
Principal Financial Group, Inc.	653	51,372
Progressive Corp. (The)	1,505	239,716
Prudential Financial, Inc.	1,082	112,214
Travelers Cos., Inc. (The)	729	138,867
W R Berkley Corp.	713	50,423
Willis Towers Watson plc	353	85,144

		2,498,355

Total Financials		15,210,145

Health Care (4.7%)
Biotechnology (0.7%)
AbbVie, Inc.	4,777	740,292
Amgen, Inc.	1,588	457,376
Biogen, Inc.*	486	125,762
Gilead Sciences, Inc.	3,345	270,979
Incyte Corp.*	476	29,888
Moderna, Inc.*	826	82,146
Regeneron Pharmaceuticals, Inc.*	222	194,980
Vertex Pharmaceuticals, Inc.*	687	279,533

		2,180,956

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	4,811	529,547
Align Technology, Inc.*	222	60,828
Baxter International, Inc.	1,387	53,621
Becton Dickinson & Co.	729	177,752
Boston Scientific Corp.*	3,836	221,759
Cooper Cos., Inc. (The)	170	64,335
Dentsply Sirona, Inc.	687	24,450
Dexcom, Inc.*	988	122,601
Edwards Lifesciences Corp.*	1,711	130,464
GE HealthCare Technologies, Inc.	993	76,779
Hologic, Inc.*	758	54,159
IDEXX Laboratories, Inc.*	262	145,423
Insulet Corp.*	207	44,915
Intuitive Surgical, Inc.*	988	333,312
Medtronic plc	3,648	300,522
ResMed, Inc.	413	71,044
STERIS plc	238	52,324
Stryker Corp.	857	256,637
Teleflex, Inc.	170	42,388
Zimmer Biomet Holdings, Inc.	528	64,258

		2,827,118

Health Care Providers & Services (1.1%)
Cardinal Health, Inc.	857	86,385
Cencora, Inc.	413	84,822
Centene Corp.*	1,604	119,033
Cigna Group (The)	1,058	316,818
CVS Health Corp.	3,499	276,281
DaVita, Inc.*	262	27,447
Elevance Health, Inc.	687	323,962
HCA Healthcare, Inc.	729	197,326
Henry Schein, Inc.*	353	26,726
Humana, Inc.	361	165,269
Laboratory Corp. of America Holdings	262	59,550
McKesson Corp.	486	225,008
Molina Healthcare, Inc.*	170	61,423
Quest Diagnostics, Inc.	353	48,672
UnitedHealth Group, Inc.	2,579	1,357,766
Universal Health Services, Inc., Class B	230	35,061

		3,411,549

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	839	116,646
Bio-Rad Laboratories, Inc., Class A*	71	22,925
Bio-Techne Corp.	423	32,639
Charles River Laboratories International, Inc.*	144	34,042
Danaher Corp.	1,727	399,524
Illumina, Inc.*	413	57,506
IQVIA Holdings, Inc.*	486	112,451
Mettler-Toledo International, Inc.*	84	101,889
Revvity, Inc.	353	38,586
Thermo Fisher Scientific, Inc.	1,082	574,315
Waters Corp.*	222	73,089
West Pharmaceutical Services, Inc.	196	69,015

		1,632,627

See Notes to Financial Statements.

1064

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.4%)
Bristol-Myers Squibb Co.	6,332	$324,895
Catalent, Inc.*	434	19,500
Eli Lilly and Co.	2,260	1,317,399
Johnson & Johnson	7,095	1,112,070
Merck & Co., Inc.	6,954	758,125
Pfizer, Inc.	14,966	430,871
Viatris, Inc.	3,345	36,226
Zoetis, Inc.	1,243	245,331

		4,244,417

Total Health Care		14,296,667

Industrials (3.3%)
Aerospace & Defense (0.6%)
Axon Enterprise, Inc.*	173	44,691
Boeing Co. (The)*	1,416	369,095
General Dynamics Corp.	625	162,294
Howmet Aerospace, Inc.	1,029	55,689
Huntington Ingalls Industries, Inc.	108	28,041
L3Harris Technologies, Inc.	612	128,899
Lockheed Martin Corp.	687	311,376
Northrop Grumman Corp.	434	203,173
RTX Corp.	3,904	328,483
Textron, Inc.	612	49,217
TransDigm Group, Inc.	144	145,670

		1,826,628

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	413	35,679
Expeditors International of Washington, Inc.	476	60,547
FedEx Corp.	653	165,189
United Parcel Service, Inc., Class B	1,886	296,536

		557,951

Building Products (0.2%)
A.O. Smith Corp.	434	35,779
Allegion plc	262	33,193
Builders FirstSource, Inc.*	357	59,598
Carrier Global Corp.	2,176	125,011
Johnson Controls International plc	2,171	125,136
Masco Corp.	805	53,919
Trane Technologies plc	653	159,267

		591,903

Commercial Services & Supplies (0.2%)
Cintas Corp.	222	133,790
Copart, Inc.*	2,046	100,254
Republic Services, Inc.	583	96,143
Rollins, Inc.	559	24,412
Veralto Corp.	575	47,299
Waste Management, Inc.	1,029	184,294

		586,192

Construction & Engineering (0.0%)†
Quanta Services, Inc.	353	76,177

Electrical Equipment (0.2%)
AMETEK, Inc.	653	107,673
Eaton Corp. plc	1,152	277,425
Emerson Electric Co.	1,588	154,560
Generac Holdings, Inc.*	170	21,971
Hubbell, Inc., Class B	141	46,379
Rockwell Automation, Inc.	335	104,011

		712,019

Ground Transportation (0.5%)
CSX Corp.	6,509	225,667
JB Hunt Transport Services, Inc.	262	52,332
Norfolk Southern Corp.	729	172,321
Old Dominion Freight Line, Inc.	329	133,354
Uber Technologies, Inc.*	5,925	364,802
Union Pacific Corp.	1,886	463,239

		1,411,715

Industrial Conglomerates (0.3%)
3M Co.	1,505	164,526
General Electric Co.	2,973	379,444
Honeywell International, Inc.	1,939	406,628

		950,598

Machinery (0.7%)
Caterpillar, Inc.	1,505	444,983
Cummins, Inc.	450	107,806
Deere & Co.	846	338,290
Dover Corp.	413	63,524
Fortive Corp.	839	61,776
IDEX Corp.	238	51,672
Illinois Tool Works, Inc.	786	205,885
Ingersoll Rand, Inc.	559	43,233
Nordson Corp.	134	35,397
Otis Worldwide Corp.	1,082	96,807
PACCAR, Inc.*	1,392	135,929
Parker-Hannifin Corp.	353	162,627
Pentair plc	528	38,391
Snap-on, Inc.	170	49,103
Stanley Black & Decker, Inc.	434	42,575
Westinghouse Air Brake Technologies Corp.	515	65,354
Xylem, Inc.	515	58,895

		2,002,247

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	1,157	15,897
Delta Air Lines, Inc.	1,565	62,960
Southwest Airlines Co.	1,243	35,898
United Airlines Holdings, Inc.*	638	26,324

		141,079

Professional Services (0.3%)
Automatic Data Processing, Inc.	1,173	273,274
Broadridge Financial Solutions, Inc.	262	53,906
Ceridian HCM Holding, Inc.*	366	24,566
Equifax, Inc.	335	82,842
Jacobs Solutions, Inc.	361	46,858
Leidos Holdings, Inc.	353	38,209
Paychex, Inc.	839	99,933
Paycom Software, Inc.	144	29,768
Robert Half, Inc.	361	31,739
Verisk Analytics, Inc.	434	103,665

		784,760

See Notes to Financial Statements.

1065

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.1%)
Fastenal Co.	1,505	$97,479
United Rentals, Inc.	222	127,299
WW Grainger, Inc.	131	108,559

		333,337

Total Industrials		9,974,606

Information Technology (10.9%)
Communications Equipment (0.3%)
Arista Networks, Inc.*	653	153,788
Cisco Systems, Inc.	11,414	576,635
F5, Inc.*	170	30,427
Juniper Networks, Inc.	839	24,734
Motorola Solutions, Inc.	434	135,881

		921,465

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	1,578	156,427
CDW Corp.	413	93,883
Corning, Inc.	2,098	63,884
Jabil, Inc.	351	44,717
Keysight Technologies, Inc.*	486	77,318
TE Connectivity Ltd.	912	128,136
Teledyne Technologies, Inc.*	144	64,266
Trimble, Inc.*	619	32,931
Zebra Technologies Corp., Class A*	144	39,360

		700,922

IT Services (0.5%)
Accenture plc, Class A	1,693	594,090
Akamai Technologies, Inc.*	486	57,518
Cognizant Technology Solutions Corp., Class A	1,505	113,673
EPAM Systems, Inc.*	170	50,548
Gartner, Inc.*	262	118,191
International Business Machines Corp.	2,349	384,179
VeriSign, Inc.*	262	53,961

		1,372,160

Semiconductors & Semiconductor Equipment (2.9%)
Advanced Micro Devices, Inc.*	4,008	590,819
Analog Devices, Inc.	1,476	293,075
Applied Materials, Inc.	2,417	391,723
Broadcom, Inc.	1,082	1,207,783
Enphase Energy, Inc.*	335	44,267
First Solar, Inc.*	293	50,478
Intel Corp.	12,026	604,306
KLA Corp.	434	252,284
Lam Research Corp.	413	323,486
Microchip Technology, Inc.	1,209	109,028
Micron Technology, Inc.	2,950	251,753
Monolithic Power Systems, Inc.	131	82,632
NVIDIA Corp.	6,616	3,276,376
NXP Semiconductors NV	766	175,935
ON Semiconductor Corp.*	1,110	92,718
Qorvo, Inc.*	353	39,751
QUALCOMM, Inc.	3,292	476,122
Skyworks Solutions, Inc.	476	53,512
Teradyne, Inc.	476	51,656
Texas Instruments, Inc.	2,527	430,752

		8,798,456

Software (4.0%)
Adobe, Inc.*	1,311	782,143
ANSYS, Inc.*	238	86,365
Autodesk, Inc.*	583	141,949
Cadence Design Systems, Inc.*	776	211,359
Fair Isaac Corp.*	71	82,645
Fortinet, Inc.*	1,740	101,842
Gen Digital, Inc.	1,565	35,713
Intuit, Inc.	687	429,396
Microsoft Corp.	20,668	7,771,995
Oracle Corp.	5,926	624,778
Palo Alto Networks, Inc.*	854	251,827
PTC, Inc.*	267	46,714
Roper Technologies, Inc.	262	142,835
Salesforce, Inc.*	2,349	618,116
ServiceNow, Inc.*	583	411,884
Synopsys, Inc.*	413	212,658
Tyler Technologies, Inc.*	118	49,338

		12,001,557

Technology Hardware, Storage & Peripherals (3.0%)
Apple, Inc.	45,892	8,835,587
Hewlett Packard Enterprise Co.	3,499	59,413
HP, Inc.	4,097	123,279
NetApp, Inc.	653	57,568
Seagate Technology Holdings plc	625	53,356
Western Digital Corp.*	826	43,258

		9,172,461

Total Information Technology		32,967,021

Materials (0.9%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	611	167,292
Albemarle Corp.	353	51,002
Celanese Corp.	353	54,846
CF Industries Holdings, Inc.	638	50,721
Corteva, Inc.	2,137	102,405
Dow, Inc.	1,980	108,583
DuPont de Nemours, Inc.	956	73,545
Eastman Chemical Co.	366	32,874
Ecolab, Inc.	687	136,267
FMC Corp.	353	22,257
International Flavors & Fragrances, Inc.	1,068	86,476
Linde plc	1,416	581,565
LyondellBasell Industries NV, Class A	729	69,313
Mosaic Co. (The)	1,058	37,802
PPG Industries, Inc.	653	97,656
Sherwin-Williams Co. (The)	687	214,275

		1,886,879

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	170	84,815
Vulcan Materials Co.	353	80,134

		164,949

Containers & Packaging (0.1%)
Amcor plc	4,416	42,570
Avery Dennison Corp.	238	48,114
Ball Corp.	857	49,295
International Paper Co.	988	35,716
Packaging Corp. of America	262	42,683

See Notes to Financial Statements.

1066

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Westrock Co.	760	$31,555

		249,933

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	4,207	179,092
Newmont Corp.	2,171	89,857
Nucor Corp.	802	139,580
Steel Dynamics, Inc.	457	53,972

		462,501

Total Materials		2,764,262

Real Estate (0.7%)
Health Care REITs (0.0%)†
Healthpeak Properties, Inc. (REIT)	1,387	27,463
Ventas, Inc. (REIT)	974	48,544
Welltower, Inc. (REIT)	1,058	95,400

		171,407

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	2,137	41,607

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	2,221	296,059

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	335	42,468
Boston Properties, Inc. (REIT)	361	25,331

		67,799

Real Estate Management & Development (0.0%)†
CBRE Group, Inc., Class A*	941	87,598
CoStar Group, Inc.*	19	1,660

		89,258

Residential REITs (0.1%)
AvalonBay Communities, Inc. (REIT)	413	77,322
Camden Property Trust (REIT)	306	30,383
Equity Residential (REIT)	974	59,570
Essex Property Trust, Inc. (REIT)	188	46,613
Invitation Homes, Inc. (REIT)	47	1,603
Mid-America Apartment Communities, Inc. (REIT)	335	45,044
UDR, Inc. (REIT)	729	27,913

		288,448

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	222	22,877
Kimco Realty Corp. (REIT)	1,029	21,928
Realty Income Corp. (REIT)	857	49,209
Regency Centers Corp. (REIT)	434	29,078
Simon Property Group, Inc. (REIT)	826	117,821

		240,913

Specialized REITs (0.4%)
American Tower Corp. (REIT)	1,173	253,227
Crown Castle, Inc. (REIT)	1,102	126,939
Digital Realty Trust, Inc. (REIT)	528	71,058
Equinix, Inc. (REIT)	238	191,683
Extra Space Storage, Inc. (REIT)	335	53,711
Iron Mountain, Inc. (REIT)	839	58,713
Public Storage (REIT)	413	125,965
SBA Communications Corp. (REIT)	262	66,467
VICI Properties, Inc. (REIT), Class A	2,417	77,054
Weyerhaeuser Co. (REIT)	1,944	67,593

		1,092,410

Total Real Estate		2,287,901

Utilities (0.8%)
Electric Utilities (0.6%)
Alliant Energy Corp.	687	35,243
American Electric Power Co., Inc.	1,345	109,241
Constellation Energy Corp.	880	102,863
Duke Energy Corp.	1,939	188,161
Edison International	974	69,631
Entergy Corp.	528	53,428
Evergy, Inc.	687	35,861
Eversource Energy	839	51,783
Exelon Corp.	2,634	94,561
FirstEnergy Corp.	1,445	52,974
NextEra Energy, Inc.	5,305	322,226
NRG Energy, Inc.	687	35,518
PG&E Corp.	4,845	87,355
Pinnacle West Capital Corp.	319	22,917
PPL Corp.	1,915	51,896
Southern Co. (The)	2,793	195,845
Xcel Energy, Inc.	1,416	87,665

		1,597,168

Gas Utilities (0.0%)†
Atmos Energy Corp.	335	38,827

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	1,693	32,590

Multi-Utilities (0.2%)
Ameren Corp.	653	47,238
CenterPoint Energy, Inc.	1,445	41,284
CMS Energy Corp.	789	45,817
Consolidated Edison, Inc.	912	82,965
Dominion Energy, Inc.	2,171	102,037
DTE Energy Co.	515	56,784
NiSource, Inc.	1,019	27,054
Public Service Enterprise Group, Inc.	1,327	81,146
Sempra	1,518	113,440
WEC Energy Group, Inc.	839	70,619

		668,384

Water Utilities (0.0%)†
American Water Works Co., Inc.	476	62,827

Total Utilities		2,399,796

Total Common Stocks (37.3%) (Cost $87,376,427)		113,060,916

EXCHANGE TRADED FUND (ETF):
Equity (1.5%)
iShares Core S&P 500 ETF	9,922	4,739,045

Total Exchange Traded Fund (1.5%) (Cost $4,216,774)		4,739,045

See Notes to Financial Statements.

1067

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (39.1%)
Communication Services (3.7%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.
4.350%, 3/1/29 (x)	$400,000	$394,744
4.300%, 2/15/30	500,000	489,338
2.750%, 6/1/31	300,000	262,412
2.250%, 2/1/32	100,000	82,572
British Telecommunications plc
9.625%, 12/15/30 (e)	175,000	216,562
Deutsche Telekom International Finance BV
8.750%, 6/15/30 (e)	300,000	361,417
Sprint Capital Corp.
6.875%, 11/15/28 (x)	200,000	216,652
8.750%, 3/15/32	200,000	246,343
Verizon Communications, Inc.
4.329%, 9/21/28	600,000	592,689
4.016%, 12/3/29	620,000	598,979
3.150%, 3/22/30	125,000	114,099
2.550%, 3/21/31	437,000	376,225
2.355%, 3/15/32	550,000	458,143

		4,410,175

Entertainment (0.6%)
Netflix, Inc.
5.875%, 11/15/28	225,000	237,588
6.375%, 5/15/29	200,000	217,611
Walt Disney Co. (The)
2.000%, 9/1/29	110,000	97,363
2.650%, 1/13/31	400,000	355,900
Warnermedia Holdings, Inc.
4.279%, 3/15/32	1,000,000	913,583

		1,822,045

Interactive Media & Services (0.2%)
Meta Platforms, Inc.
3.850%, 8/15/32	500,000	475,707
4.950%, 5/15/33	100,000	103,130

		578,837

Media (0.8%)
Charter Communications Operating LLC
2.800%, 4/1/31	375,000	316,406
Comcast Corp.
3.400%, 4/1/30	525,000	490,926
4.250%, 10/15/30	200,000	197,243
4.250%, 1/15/33	690,000	669,968
Fox Corp.
4.709%, 1/25/29	291,000	289,324
Paramount Global
7.875%, 7/30/30	100,000	108,267
4.950%, 1/15/31 (x)	250,000	237,490

		2,309,624

Wireless Telecommunication Services (0.7%)
T-Mobile USA, Inc.
3.875%, 4/15/30	1,320,000	1,253,947
2.550%, 2/15/31	970,000	835,510

		2,089,457

Total Communication Services		11,210,138

Consumer Discretionary (1.9%)
Automobiles (0.5%)
Ford Motor Co.
3.250%, 2/12/32	1,041,000	862,489
General Motors Co.
5.000%, 10/1/28	200,000	201,292
5.600%, 10/15/32 (x)	500,000	510,278

		1,574,059

Broadline Retail (0.3%)
Amazon.com, Inc. 2.100%, 5/12/31	452,000	389,130
3.600%, 4/13/32	300,000	285,549
4.700%, 12/1/32	225,000	231,174

		905,853

Hotels, Restaurants & Leisure (0.4%)
Marriott International, Inc.
Series FF
4.625%, 6/15/30 334,000		328,114
McDonald’s Corp.
2.625%, 9/1/29	50,000	45,727
2.125%, 3/1/30	150,000	131,108
3.600%, 7/1/30	200,000	189,529
Starbucks Corp.
3.550%, 8/15/29 (x)	345,000	332,565
2.550%, 11/15/30	250,000	221,101

		1,248,144

Specialty Retail (0.7%)
Home Depot, Inc. (The)
3.900%, 12/6/28	200,000	196,844
2.950%, 6/15/29	400,000	375,900
2.700%, 4/15/30	200,000	182,154
3.250%, 4/15/32	270,000	249,036
Lowe’s Cos., Inc.
3.650%, 4/5/29	350,000	337,339
1.700%, 10/15/30	175,000	145,555
2.625%, 4/1/31	390,000	341,726
3.750%, 4/1/32	300,000	279,792

		2,108,346

Total Consumer Discretionary		5,836,402

Consumer Staples (2.9%)
Beverages (1.1%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	600,000	609,855
3.500%, 6/1/30	300,000	285,422
4.900%, 1/23/31	140,000	145,597
Coca-Cola Co. (The)
2.125%, 9/6/29	170,000	153,165
3.450%, 3/25/30	100,000	95,939
1.650%, 6/1/30	250,000	214,145
1.375%, 3/15/31	320,000	263,848
2.250%, 1/5/32	200,000	174,252
Constellation Brands, Inc.
3.150%, 8/1/29 (x)	175,000	162,245
2.250%, 8/1/31	250,000	210,366

See Notes to Financial Statements.

1068

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Keurig Dr Pepper, Inc.
2.250%, 3/15/31	$200,000	$170,830
PepsiCo, Inc.
2.750%, 3/19/30	350,000	321,645
1.625%, 5/1/30 (x)	175,000	149,153
3.900%, 7/18/32	400,000	389,857

		3,346,319

Consumer Staples Distribution & Retail (0.6%)
Costco Wholesale Corp.
1.600%, 4/20/30	263,000	225,409
Kroger Co. (The)
2.200%, 5/1/30	100,000	85,621
Sysco Corp.
2.400%, 2/15/30	100,000	88,251
Target Corp.
4.500%, 9/15/32	500,000	505,158
Walmart, Inc.
1.800%, 9/22/31	480,000	406,790
4.100%, 4/15/33 (x)	675,000	667,417

		1,978,646

Food Products (0.4%)
Archer-Daniels-Midland Co.
3.250%, 3/27/30	315,000	294,328
Conagra Brands, Inc.
4.850%, 11/1/28	206,000	205,828
General Mills, Inc.
2.875%, 4/15/30	200,000	180,581
JBS USA LUX SA
5.500%, 1/15/30	300,000	294,916
5.750%, 4/1/33	200,000	197,767
Unilever Capital Corp.
5.900%, 11/15/32	100,000	111,087

		1,284,507

Household Products (0.2%)
Kimberly-Clark Corp.
3.200%, 4/25/29	236,000	223,802
Procter & Gamble Co. (The)
3.000%, 3/25/30	220,000	205,920
1.200%, 10/29/30	200,000	165,603

		595,325

Tobacco (0.6%)
Altria Group, Inc.
4.800%, 2/14/29	260,000	258,416
2.450%, 2/4/32	100,000	81,064
BAT Capital Corp.
2.726%, 3/25/31	540,000	451,133
Philip Morris International, Inc.
3.375%, 8/15/29	164,000	153,623
2.100%, 5/1/30	250,000	212,459
5.750%, 11/17/32	350,000	367,277
5.375%, 2/15/33	200,000	204,929

		1,728,901

Total Consumer Staples		8,933,698

Energy (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
BP Capital Markets America, Inc.
4.234%, 11/6/28	500,000	496,649
3.633%, 4/6/30	100,000	95,472
1.749%, 8/10/30	155,000	130,976
2.721%, 1/12/32	420,000	365,809
4.812%, 2/13/33	350,000	351,385
Burlington Resources LLC
7.200%, 8/15/31	100,000	114,762
Cheniere Energy Partners LP
4.500%, 10/1/29	419,000	400,648
Chevron Corp.
2.236%, 5/11/30	220,000	194,897
ConocoPhillips Co.
6.950%, 4/15/29	220,000	244,769
Enbridge, Inc.
5.700%, 3/8/33	300,000	313,549
Energy Transfer LP
5.250%, 4/15/29	350,000	352,639
3.750%, 5/15/30	380,000	351,164
5.750%, 2/15/33	100,000	103,029
Enterprise Products Operating LLC
4.150%, 10/16/28	200,000	197,021
2.800%, 1/31/30	300,000	270,774
5.350%, 1/31/33	100,000	104,307
Series D
6.875%, 3/1/33	100,000	114,771
Exxon Mobil Corp.
3.482%, 3/19/30	350,000	332,011
2.610%, 10/15/30	325,000	289,339
Kinder Morgan, Inc.
2.000%, 2/15/31	100,000	82,339
7.750%, 1/15/32	100,000	114,192
4.800%, 2/1/33	250,000	241,296
5.200%, 6/1/33	200,000	197,835
MPLX LP
2.650%, 8/15/30	225,000	193,938
4.950%, 9/1/32	300,000	293,628
Occidental Petroleum Corp.
6.625%, 9/1/30	250,000	265,583
6.125%, 1/1/31	625,000	648,600
ONEOK, Inc.
3.100%, 3/15/30	125,000	112,237
6.350%, 1/15/31	350,000	372,634
6.100%, 11/15/32	100,000	105,780
Sabine Pass Liquefaction LLC
4.500%, 5/15/30	200,000	194,944
Targa Resources Partners LP
5.500%, 3/1/30	200,000	198,369
4.875%, 2/1/31	400,000	384,650
4.000%, 1/15/32	200,000	181,855
TotalEnergies Capital International SA
3.455%, 2/19/29	250,000	241,278
2.829%, 1/10/30	205,000	188,364
TransCanada PipeLines Ltd.
4.100%, 4/15/30	180,000	170,907
Valero Energy Corp. 2.800%, 12/1/31 (x)	200,000	169,687
7.500%, 4/15/32	50,000	57,702

See Notes to Financial Statements.

1069

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Williams Cos., Inc. (The) 2.600%, 3/15/31	$450,000	$384,685
4.650%, 8/15/32	350,000	340,358
5.650%, 3/15/33	100,000	104,391

Total Energy		10,069,223

Financials (13.3%)
Banks (8.3%)
Banco Santander SA
2.749%, 12/3/30	200,000	165,661
2.958%, 3/25/31	200,000	171,646
Bank of America Corp.
(CME Term SOFR 3 Month + 1.25%), 2.496%, 2/13/31 (k)	500,000	429,334
(SOFR + 1.53%), 1.898%, 7/23/31 (k)(x)	200,000	163,541
(SOFR + 1.32%), 2.687%, 4/22/32 (k)	1,100,000	928,595
(SOFR + 1.22%), 2.299%, 7/21/32 (k)	325,000	263,695
(SOFR + 1.33%), 2.972%, 2/4/33 (k)	800,000	679,704
(SOFR + 1.83%), 4.571%, 4/27/33 (k)	1,000,000	949,722
(SOFR + 2.16%), 5.015%, 7/22/33 (k)	1,000,000	986,175
(SOFR + 1.91%), 5.288%, 4/25/34 (k)(x)	500,000	501,709
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 2.645%, 6/24/31 (k)	250,000	210,244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)	600,000	670,279
(SOFR + 2.98%), 6.224%, 5/9/34 (k)	200,000	206,662
Citigroup, Inc.
(SOFR + 3.91%), 4.412%, 3/31/31 (k)	850,000	813,333
(SOFR + 2.11%), 2.572%, 6/3/31 (k)	850,000	726,996
(SOFR + 1.35%), 3.057%, 1/25/33 (k)	250,000	213,342
(SOFR + 1.94%), 3.785%, 3/17/33 (k)	700,000	629,911
(SOFR + 2.34%), 6.270%, 11/17/33 (k)	300,000	321,078
(SOFR + 2.66%), 6.174%, 5/25/34 (k)	250,000	257,874
HSBC Holdings plc
(CME Term SOFR 3 Month + 1.87%), 3.973%, 5/22/30 (k)	400,000	373,302
(SOFR + 1.19%), 2.804%, 5/24/32 (k)	1,200,000	999,865
(SOFR + 2.87%), 5.402%, 8/11/33 (k)	600,000	601,396
(SOFR + 2.39%), 6.254%, 3/9/34 (k)(x)	200,000	211,671
ING Groep NV
4.550%, 10/2/28	300,000	295,971
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.59%), 4.452%, 12/5/29 (k)	560,000	547,320
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)	700,000	621,746
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)	800,000	676,320
(SOFR + 1.26%), 2.963%, 1/25/33 (k)	650,000	556,882
(SOFR + 2.08%), 4.912%, 7/25/33 (k)	900,000	886,959
(SOFR + 2.58%), 5.717%, 9/14/33 (k)(x)	800,000	826,532
KeyBank NA
5.000%, 1/26/33	300,000	280,229
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.976%, 8/11/33 (k)	200,000	194,521
Mitsubishi UFJ Financial Group, Inc.
3.741%, 3/7/29	325,000	310,362
3.195%, 7/18/29	400,000	368,226
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.13%), 5.133%, 7/20/33 (k)	400,000	406,099
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)	500,000	518,184
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)	400,000	394,174
PNC Financial Services Group, Inc. (The)
3.450%, 4/23/29	250,000	236,725
2.550%, 1/22/30	270,000	236,277
(United States SOFR Compounded Index + 2.14%), 6.037%, 10/28/33 (k)	200,000	208,739
(SOFR + 1.93%), 5.068%, 1/24/34 (k)	300,000	293,395
Royal Bank of Canada
5.000%, 2/1/33	250,000	254,300
Sumitomo Mitsui Financial Group, Inc.
1.902%, 9/17/28	400,000	350,102
3.040%, 7/16/29	450,000	408,353
2.130%, 7/8/30	200,000	168,311
5.766%, 1/13/33	200,000	211,211
Toronto-Dominion Bank (The)
4.456%, 6/8/32	100,000	97,186

See Notes to Financial Statements.

1070

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Truist Financial Corp.
3.875%, 3/19/29 (x)	$100,000	$93,242
(SOFR + 2.24%), 4.916%, 7/28/33 (k)	350,000	324,682
(SOFR + 2.36%), 5.867%, 6/8/34 (k)	300,000	305,813
US Bancorp
1.375%, 7/22/30	200,000	160,188
(SOFR + 2.11%), 4.967%, 7/22/33 (k)	350,000	330,197
(SOFR + 2.09%), 5.850%, 10/21/33 (k)	150,000	154,813
(SOFR + 1.60%), 4.839%, 2/1/34 (k)	200,000	191,779
(SOFR + 2.26%), 5.836%, 6/12/34 (k)	200,000	205,913
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.43%), 2.879%, 10/30/30 (k)	555,000	491,868
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	530,000	462,961
(SOFR + 2.10%), 4.897%, 7/25/33 (k)	902,000	873,832
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	200,000	200,445
Westpac Banking Corp.
2.650%, 1/16/30	200,000	179,805
2.150%, 6/3/31	150,000	126,549
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%),
4.110%, 7/24/34(k)	400,000	366,314

		25,292,260

Capital Markets (2.9%)
Bank of New York Mellon Corp. (The)
3.300%, 8/23/29	200,000	186,942
1.800%, 7/28/31	250,000	204,577
(United States SOFR Compounded Index + 2.07%),
5.834%, 10/25/33 (k)	200,000	212,046
Series J (SOFR + 1.61%), 4.967%, 4/26/34 (k)	200,000	198,955
BlackRock, Inc.
1.900%, 1/28/31	173,000	145,848
4.750%, 5/25/33	200,000	200,937
Brookfield Capital Finance LLC
6.087%, 6/14/33	200,000	208,435
Charles Schwab Corp. (The)
3.250%, 5/22/29	150,000	140,199
(SOFR + 2.50%), 5.853%, 5/19/34 (k)	222,000	228,738
Deutsche Bank AG
(SOFR + 3.04%), 3.547%, 9/18/31 (k)	500,000	437,696
Goldman Sachs Group, Inc. (The)
2.600%, 2/7/30	440,000	385,423
3.800%, 3/15/30	450,000	422,932
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	200,000	167,746
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	650,000	533,031
(SOFR + 1.41%), 3.102%, 2/24/33 (k)	200,000	171,220
Intercontinental Exchange, Inc.
4.350%, 6/15/29	120,000	119,377
4.600%, 3/15/33	300,000	298,048
Morgan Stanley
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	500,000	486,830
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	600,000	525,239
(SOFR + 3.12%), 3.622%, 4/1/31 (k)	700,000	643,973
(SOFR + 1.18%), 2.239%, 7/21/32 (k)	800,000	652,457
(SOFR + 2.56%), 6.342%, 10/18/33(k)	500,000	536,082
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	250,000	249,997
Nomura Holdings, Inc.
3.103%, 1/16/30 (x)	400,000	354,457
S&P Global, Inc.
2.700%, 3/1/29	200,000	184,814
2.900%, 3/1/32	450,000	400,205
State Street Corp.
2.400%, 1/24/30 (x)	165,000	147,417
(SOFR + 1.73%), 4.164%, 8/4/33 (k)	200,000	188,345

		8,631,966

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
3.000%, 10/29/28	400,000	364,004
3.300%, 1/30/32	500,000	433,873
Ally Financial, Inc.
8.000%, 11/1/31	195,000	213,547
American Express Co.
4.050%, 5/3/29	252,000	249,156
Capital One Financial Corp.
(SOFR + 2.37%), 5.268%, 5/10/33 (k)	380,000	373,218
(SOFR + 2.86%), 6.377%, 6/8/34 (k)	200,000	205,518
General Motors Financial Co., Inc.
3.600%, 6/21/30 (x)	400,000	362,824
John Deere Capital Corp.
1.450%, 1/15/31	360,000	297,379
Toyota Motor Credit Corp.
4.450%, 6/29/29	300,000	300,608
3.375%, 4/1/30	490,000	460,310

		3,260,437

Financial Services (0.7%)
Fiserv, Inc.
4.200%, 10/1/28	100,000	97,898
3.500%, 7/1/29	425,000	400,003
Global Payments, Inc.
3.200%, 8/15/29	125,000	113,414
Mastercard, Inc.
2.950%, 6/1/29	125,000	117,247
3.350%, 3/26/30	200,000	190,366
National Rural Utilities Cooperative Finance Corp.
3.700%, 3/15/29	450,000	427,276

See Notes to Financial Statements.

1071

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
PayPal Holdings, Inc.
2.850%, 10/1/29	$209,000	$190,830
Shell International Finance BV
3.875%, 11/13/28	200,000	196,746
2.375%, 11/7/29	240,000	216,017
2.750%, 4/6/30 (x)	200,000	182,758

		2,132,555

Insurance (0.3%)
Aon Corp.
2.800%, 5/15/30	350,000	310,433
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	225,000	223,125
MetLife, Inc.
4.550%, 3/23/30	224,000	225,067
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	180,000	178,200

		936,825

Total Financials		40,254,043

Health Care (4.7%)
Biotechnology (0.8%)
AbbVie, Inc.
4.250%, 11/14/28	300,000	298,173
3.200%, 11/21/29	550,000	513,270
Amgen, Inc.
4.050%, 8/18/29	300,000	293,490
5.250%, 3/2/30	300,000	307,791
2.300%, 2/25/31	500,000	426,475
5.250%, 3/2/33	600,000	613,834

		2,453,033

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
2.272%, 12/1/28	100,000	89,422
2.539%, 2/1/32	280,000	234,376
Becton Dickinson & Co.
1.957%, 2/11/31	50,000	41,668
GE HealthCare Technologies, Inc.
5.905%, 11/22/32	275,000	293,134

		658,600

Health Care Providers & Services (2.4%)
Centene Corp.
4.625%, 12/15/29 (x)	330,000	317,298
3.000%, 10/15/30	700,000	606,375
2.500%, 3/1/31	700,000	581,913
Cigna Group (The)
4.375%, 10/15/28	470,000	464,921
5.400%, 3/15/33 (x)	250,000	260,121
CVS Health Corp.
3.250%, 8/15/29 (x)	300,000	278,639
5.250%, 2/21/33	1,000,000	1,020,118
Elevance Health, Inc.
2.550%, 3/15/31	200,000	173,236
4.100%, 5/15/32	50,000	47,686
5.500%, 10/15/32 (x)	400,000	418,068
HCA, Inc.
4.125%, 6/15/29	465,000	444,761
3.500%, 9/1/30	530,000	480,154
3.625%, 3/15/32	300,000	268,448
Humana, Inc.
5.875%, 3/1/33	200,000	213,241
Quest Diagnostics, Inc.
6.400%, 11/30/33 (x)	269,000	297,393
UnitedHealth Group, Inc.
5.300%, 2/15/30	200,000	209,248
2.300%, 5/15/31	375,000	324,670
4.200%, 5/15/32 (x)	400,000	390,411
5.350%, 2/15/33	250,000	264,141
4.500%, 4/15/33	125,000	123,657

		7,184,499

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
5.086%, 8/10/33	350,000	365,056

Pharmaceuticals (1.2%)
AstraZeneca plc
1.375%, 8/6/30	375,000	310,180
Bristol-Myers Squibb Co.
3.400%, 7/26/29	439,000	415,496
2.950%, 3/15/32	200,000	177,572
Johnson & Johnson
1.300%, 9/1/30	150,000	125,755
Merck & Co., Inc.
3.400%, 3/7/29	331,000	317,914
2.150%, 12/10/31	520,000	444,319
Pfizer Investment Enterprises Pte. Ltd.
4.650%, 5/19/30	200,000	201,103
4.750%, 5/19/33	550,000	550,508
Pfizer, Inc.
3.450%, 3/15/29	350,000	336,450
2.625%, 4/1/30	350,000	315,370
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	341,471

		3,536,138

Total Health Care		14,197,326

Industrials (2.2%)
Aerospace & Defense (0.8%)
Boeing Co. (The)
5.150%, 5/1/30	1,200,000	1,219,701
RTX Corp.
4.125%, 11/16/28	580,000	565,657
2.250%, 7/1/30	350,000	303,544
1.900%, 9/1/31	100,000	81,324
5.150%, 2/27/33	150,000	152,708

		2,322,934

Air Freight & Logistics (0.2%)
FedEx Corp.
3.100%, 8/5/29 (x)	200,000	185,002
2.400%, 5/15/31 (x)	250,000	215,146
United Parcel Service, Inc.
4.450%, 4/1/30	200,000	201,810

		601,958

See Notes to Financial Statements.

1072

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Building Products (0.1%)
Carrier Global Corp.
2.722%, 2/15/30	$300,000	$268,067

Commercial Services & Supplies (0.2%)
Republic Services, Inc.
2.300%, 3/1/30	225,000	198,553
Waste Management, Inc.
4.150%, 4/15/32 (x)	525,000	512,133

		710,686

Ground Transportation (0.3%)
CSX Corp.
2.400%, 2/15/30 (x)	214,000	189,805
Union Pacific Corp.
3.700%, 3/1/29 (x)	315,000	307,632
2.375%, 5/20/31 (x)	220,000	191,374
2.800%, 2/14/32	400,000	355,021

		1,043,832

Industrial Conglomerates (0.3%)
3M Co.
2.375%, 8/26/29	100,000	88,363
General Electric Co.
6.750%, 3/15/32	160,000	181,894
Honeywell International, Inc.
1.950%, 6/1/30	320,000	277,804
1.750%, 9/1/31	100,000	83,345
5.000%, 2/15/33	225,000	235,209

		866,615

Machinery (0.3%)
Deere & Co.
5.375%, 10/16/29	275,000	290,444
3.100%, 4/15/30	500,000	463,930

		754,374

Total Industrials		6,568,466

Information Technology (2.4%)
Communications Equipment (0.1%)
Motorola Solutions, Inc.
4.600%, 5/23/29	200,000	198,598

IT Services (0.2%)
International Business Machines Corp.
3.500%, 5/15/29	725,000	691,145

Semiconductors & Semiconductor Equipment (1.1%)
Broadcom, Inc.
4.750%, 4/15/29	300,000	300,688
4.150%, 11/15/30	200,000	190,805
2.450%, 2/15/31§	500,000	427,482
4.300%, 11/15/32	150,000	143,718
3.419%, 4/15/33§	400,000	350,966
Intel Corp.
2.450%, 11/15/29	100,000	89,776
3.900%, 3/25/30	175,000	169,555
4.150%, 8/5/32	200,000	195,512
5.200%, 2/10/33 (x)	500,000	522,466
Micron Technology, Inc.
6.750%, 11/1/29	100,000	107,931
5.875%, 2/9/33	200,000	209,089
NVIDIA Corp.
2.850%, 4/1/30	100,000	92,508
QUALCOMM, Inc.
2.150%, 5/20/30	284,000	250,426
Texas Instruments, Inc.
4.900%, 3/14/33 (x)	198,000	205,150

		3,256,072

Software (0.5%)
Oracle Corp.
2.950%, 4/1/30 (x)	300,000	270,240
2.875%, 3/25/31	300,000	264,780
6.250%, 11/9/32 (x)	675,000	734,022
Roper Technologies, Inc.
2.950%, 9/15/29	200,000	182,780
1.750%, 2/15/31	200,000	164,261

		1,616,083

Technology Hardware, Storage & Peripherals (0.5%)
Apple, Inc.
1.400%, 8/5/28	295,000	261,096
1.650%, 5/11/30	500,000	427,567
1.250%, 8/20/30	50,000	41,522
1.650%, 2/8/31 (x)	250,000	210,985
Dell International LLC
5.300%, 10/1/29	220,000	226,130
HP, Inc.
4.000%, 4/15/29 (x)	292,000	283,609

		1,450,909

Total Information Technology		7,212,807

Materials (0.4%)
Chemicals (0.2%)
Celanese US Holdings LLC
6.350%, 11/15/28 (x)	241,000	252,409
Dow Chemical Co. (The)
7.375%, 11/1/29	75,000	84,637
2.100%, 11/15/30 (x)	200,000	170,978

		508,024

Containers & Packaging (0.1%)
WRKCo., Inc.
4.900%, 3/15/29	380,000	381,685

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	270,000	261,186

Total Materials		1,150,895

Real Estate (1.3%)
Diversified REITs (0.1%)
Simon Property Group LP (REIT)
2.450%, 9/13/29	300,000	266,912

Health Care REITs (0.1%)
Welltower OP LLC (REIT)
2.800%, 6/1/31	400,000	349,062

Industrial REITs (0.1%)
Prologis LP (REIT)
2.250%, 4/15/30	400,000	349,656

See Notes to Financial Statements.

1073

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)
3.375%, 8/15/31	$200,000	$180,123
Boston Properties LP (REIT)
3.250%, 1/30/31	461,000	395,805

		575,928

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
2.050%, 1/15/32	110,000	92,018

Retail REITs (0.1%)
Realty Income Corp. (REIT)
3.250%, 1/15/31 (x)	250,000	226,999
5.625%, 10/13/32 (x)	200,000	210,615

		437,614

Specialized REITs (0.7%)
American Tower Corp. (REIT)
3.800%, 8/15/29	450,000	426,901
1.875%, 10/15/30 (x)	290,000	237,704
Crown Castle, Inc. (REIT)
2.250%, 1/15/31	250,000	207,186
2.100%, 4/1/31	260,000	212,032
Equinix, Inc. (REIT)
3.200%, 11/18/29	315,000	289,028
3.900%, 4/15/32	150,000	139,037
Extra Space Storage LP (REIT)
2.350%, 3/15/32	368,000	300,269
Public Storage Operating Co. (REIT)
5.100%, 8/1/33 (x)	230,000	238,168

		2,050,325

Total Real Estate		4,121,515

Utilities (3.0%)
Electric Utilities (2.3%)
American Electric Power Co., Inc.
2.300%, 3/1/30	190,000	162,559
5.625%, 3/1/33	300,000	311,661
Series J
4.300%, 12/1/28	225,000	219,414
Appalachian Power Co.
Series AA
2.700%, 4/1/31	200,000	171,693
Duke Energy Carolinas LLC
3.950%, 11/15/28	100,000	97,795
Duke Energy Corp.
2.450%, 6/1/30	455,000	396,649
2.550%, 6/15/31 (x)	400,000	340,851
4.500%, 8/15/32	980,000	948,852
Entergy Corp.
2.800%, 6/15/30	540,000	475,260
Eversource Energy
Series R
1.650%, 8/15/30	400,000	325,150
Exelon Corp.
4.050%, 4/15/30	150,000	143,034
3.350%, 3/15/32	250,000	223,645
Georgia Power Co.
4.700%, 5/15/32	400,000	395,432
Series B
2.650%, 9/15/29 (x)	200,000	180,838
Nevada Power Co.
Series CC
3.700%, 5/1/29	80,000	76,018
NextEra Energy Capital Holdings, Inc.
2.250%, 6/1/30	830,000	707,864
5.050%, 2/28/33	200,000	200,030
Pacific Gas and Electric Co.
4.550%, 7/1/30	425,000	403,932
2.500%, 2/1/31	200,000	164,514
Public Service Electric & Gas Co.
1.900%, 8/15/31	150,000	122,882
Southern California Edison Co.
2.250%, 6/1/30	200,000	172,467
5.950%, 11/1/32	150,000	160,308
Southern Co. (The)
Series A
3.700%, 4/30/30	285,000	267,657
Xcel Energy, Inc.
2.600%, 12/1/29	350,000	308,811
4.600%, 6/1/32	100,000	97,364

		7,074,680

Gas Utilities (0.1%)
CenterPoint Energy Resources Corp.
5.400%, 3/1/33	100,000	103,377

Multi-Utilities (0.6%)
Ameren Corp.
3.500%, 1/15/31	250,000	227,891
Berkshire Hathaway Energy Co.
3.700%, 7/15/30 (x)	150,000	141,103
CenterPoint Energy, Inc.
2.950%, 3/1/30	200,000	177,140
Dominion Energy, Inc.
5.375%, 11/15/32	315,000	323,030
Series C
3.375%, 4/1/30	400,000	367,158
DTE Energy Co.
2.950%, 3/1/30	300,000	264,253
Public Service Enterprise Group, Inc.
2.450%, 11/15/31	100,000	84,004
Sempra
3.700%, 4/1/29	239,000	225,778

		1,810,357

Total Utilities		8,988,414

Total Corporate Bonds		118,542,927

Total Long-Term Debt Securities (39.1%) (Cost $119,259,483)		118,542,927

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Health Care Equipment & Supplies (0.0%)†
ABIOMED, Inc., CVR* (Cost $122)	119	208

See Notes to Financial Statements.

1074

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EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (21.7%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	230,399	$230,399
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	979,911	979,911
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	50,000	50,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,421,092	2,421,092
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	62,231,337	62,281,123

Total Investment Companies		65,962,525

Total Short-Term Investments (21.7%) (Cost $65,936,378)		65,962,525

Total Investments in Securities (99.6%) (Cost $276,789,184)		302,305,621
Other Assets Less Liabilities (0.4%)		1,094,337

Net Assets (100%)		$303,399,958

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $778,448 or 0.3% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $3,604,455. This was collateralized by cash of $3,681,402 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CME	— Chicago Mercantile Exchange
CVR	— Contingent Value Right
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	426	3/2024	USD	47,976,120	1,713,892
Russell 2000 E-Mini Index	71	3/2024	USD	7,269,335	515,183
S&P Midcap 400 E-Mini Index	25	3/2024	USD	7,023,750	371,202

					2,600,277

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$9,919,184	$—	$—	$9,919,184
Consumer Discretionary	12,032,454	—	—	12,032,454
Consumer Staples	6,769,622	—	—	6,769,622
Energy	4,439,258	—	—	4,439,258

See Notes to Financial Statements.

1075

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EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$15,210,145	$—	$—	$15,210,145
Health Care	14,296,667	—	—	14,296,667
Industrials	9,974,606	—	—	9,974,606
Information Technology	32,967,021	—	—	32,967,021
Materials	2,764,262	—	—	2,764,262
Real Estate	2,287,901	—	—	2,287,901
Utilities	2,399,796	—	—	2,399,796
Corporate Bonds
Communication Services	—	11,210,138	—	11,210,138
Consumer Discretionary	—	5,836,402	—	5,836,402
Consumer Staples	—	8,933,698	—	8,933,698
Energy	—	10,069,223	—	10,069,223
Financials	—	40,254,043	—	40,254,043
Health Care	—	14,197,326	—	14,197,326
Industrials	—	6,568,466	—	6,568,466
Information Technology	—	7,212,807	—	7,212,807
Materials	—	1,150,895	—	1,150,895
Real Estate	—	4,121,515	—	4,121,515
Utilities	—	8,988,414	—	8,988,414
Exchange Traded Fund	4,739,045	—	—	4,739,045
Futures	2,600,277	—	—	2,600,277
Rights
Health Care	—	208	—	208
Short-Term Investments
Investment Companies	65,962,525	—	—	65,962,525

Total Assets	$186,362,763	$118,543,135	$—	$304,905,898

Total Liabilities	$—	$—	$—	$—

Total	$186,362,763	$118,543,135	$—	$304,905,898

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$2,600,277	*

Total		$2,600,277

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1076

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EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$2,060,324	$2,060,324

Total	$2,060,324	$2,060,324

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$3,813,694	$3,813,694

Total	$3,813,694	$3,813,694

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts – long	$55,082,000
Average notional value of contracts – short	8,896,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$58,423,224
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$25,318,778

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,907,313
Aggregate gross unrealized depreciation	(5,460,109)

Net unrealized appreciation	$25,447,204

Federal income tax cost of investments in securities and derivative instruments, if applicable	$279,458,694

For the year ended December 31, 2023, the Portfolio incurred approximately $23 as brokerage commissions with Invesco Capital Markets, Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

1077

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $276,789,184)	$302,305,621
Cash	499,848
Cash held as collateral at broker for futures	2,939,500
Dividends, interest and other receivables	1,693,801
Receivable for Portfolio shares sold	159,897
Securities lending income receivable	3,271
Other assets	12,633

Total assets	307,614,571

LIABILITIES
Payable for return of collateral on securities loaned	3,681,402
Investment management fees payable	161,213
Due to broker for futures variation margin	152,120
Distribution fees payable – Class IB	62,854
Payable for Portfolio shares repurchased	44,205
Administrative fees payable	32,699
Accrued expenses	80,120

Total liabilities	4,214,613

Commitments and contingent liabilities^
NET ASSETS	$303,399,958

Net assets were comprised of:
Paid in capital	$292,461,280
Total distributable earnings (loss)	10,938,678

Net assets	$303,399,958

Class IB
Net asset value, offering and redemption price per share, $303,399,958 / 27,691,723 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.96

(x)	Includes value of securities on loan of $3,604,455.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$5,182,542
Dividends	4,369,257
Securities lending (net)	17,103

Total income	9,568,902

EXPENSES
Investment management fees	2,090,417
Distribution fees – Class IB	653,254
Administrative fees	334,152
Professional fees	62,628
Custodian fees	26,600
Printing and mailing expenses	26,521
Trustees’ fees	8,947
Miscellaneous	20,258

Gross expenses	3,222,777
Less: Waiver from investment manager	(284,914)

Net expenses	2,937,863

NET INVESTMENT INCOME (LOSS)	6,631,039

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(372,234)
Futures contracts	2,060,324

Net realized gain (loss)	1,688,090

Change in unrealized appreciation (depreciation) on:
Investments in securities	26,052,415
Futures contracts	3,813,694

Net change in unrealized appreciation (depreciation)	29,866,109

NET REALIZED AND UNREALIZED GAIN (LOSS)	31,554,199

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,185,238

See Notes to Financial Statements.

1078

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,631,039	$1,507,641
Net realized gain (loss)	1,688,090	(7,631,701)
Net change in unrealized appreciation (depreciation)	29,866,109	(8,235,385)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,185,238	(14,359,445)

Distributions to shareholders:
Class IB	(6,649,691)	(1,695,347)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 4,882,788 and 3,943,810 shares, respectively ]	50,675,222	39,820,926
Capital shares issued in connection with merger (Note 8) [ 0 and 10,916,089 shares, respectively ]	—	103,979,580
Capital shares issued in reinvestment of dividends and distributions [ 612,996 and 170,807 shares, respectively ]	6,649,691	1,695,347
Capital shares repurchased [ (1,264,070) and (238,257) shares , respectively]	(13,116,253)	(2,420,369)

Total Class IB transactions	44,208,660	143,075,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	44,208,660	143,075,484

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,744,207	127,020,692
NET ASSETS:
Beginning of year	227,655,751	100,635,059

End of year	$303,399,958	$227,655,751

See Notes to Financial Statements.

1079

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								February 1, 2019* to December 31, 2019
Class IB	2023		2022		2021		2020
Net asset value, beginning of period	$9.70		$11.61		$11.43		$10.99		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.13		0.03		0.07		0.13
Net realized and unrealized gain (loss)	1.25		(1.96)		1.11		0.92		1.24

Total from investment operations	1.51		(1.83)		1.14		0.99		1.37

Less distributions:
Dividends from net investment income	(0.25)		(0.06)		(0.03)		(0.06)		(0.09)
Distributions from net realized gains	—		(0.02)		(0.93)		(0.49)		(0.29)

Total dividends and distributions	(0.25)		(0.08)		(0.96)		(0.55)		(0.38)

Net asset value, end of period	$10.96		$9.70		$11.61		$11.43		$10.99

Total return (b)	15.57%		(15.73)%		10.13%		9.14%		13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$303,400		$227,656		$100,635		$61,623		$30,019
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12	%(j)	1.16	%(k)	1.17	%(o)	1.17	%(o)	1.15	%(o)
Before waivers (a)(f)	1.23%		1.27%		1.29%		1.38%		1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.54%		1.25%		0.25%		0.67%		1.34	%(l)
Before waivers (a)(f)	2.43%		1.14%		0.14%		0.46%		0.85	%(l)
Portfolio turnover rate^	12%		123%		42%		57%		114	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1080

EQ/JANUS ENTERPRISE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Janus Henderson Investors US LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	16.96%	13.08%	7.62%
Portfolio – Class IB Shares	17.01	13.08	7.62
Portfolio – Class K Shares	17.30	13.37	7.89
Russell Midcap® Growth Index	25.87	13.81	10.57

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 17.01% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell Midcap® Growth Index, which returned 25.87% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Not owning Energy stocks contributed positively to relative performance.

•	An underweight position in the Consumer Staples sector contributed.

•	An underweight position and stock selection in the Real Estate sector aided relative performance.

•	Top individual contributors to relative performance included Constellation Software, Inc., National Instruments Corp., and ON Semiconductor Corp.

What hurt performance during the year:

•	Stock selection and an overweight position in the Financials sector hindered relative performance.

•	Stock selection and an underweight position in the Consumer Discretionary sector also dampened relative performance.

•	Stock selection in the Information Technology sector detracted.

•	Individual detractors on a relative basis included Revvity, Inc., ICU Medical, Inc. and Amdocs Ltd.

Portfolio Positioning and Outlook — Janus Henderson Investors US LLC

We remain cautiously optimistic about the outlook for 2024, even if we see potential risks. The recent stock market rally was fueled by hopes for a “Goldilocks” scenario, in which growth slows just enough to curb inflation but not enough to risk recession. However, this outcome is far from assured. We remain concerned about pockets of weakness in the U.S. economy, including increased strain on consumer budgets. We also see economic risks overseas, especially in China. Geopolitical developments could have reverberations for economic growth and inflation. Moreover, we remain concerned about elevated valuations in parts of the mid-cap market.

For these reasons, we see the potential for increased equity market volatility if the economy slows by more than expected or if the Federal Reserve takes a more hawkish approach than investors anticipate. At the same time, we would caution against too much negativity. Even if the economy slips into recession, we are not expecting a supply-side-driven economic dislocation, as we saw in 2020, nor a wider financial crisis, like in 2008. Rather, we are more likely to see a relatively short and shallow business downturn that well-managed, well-funded companies should be able to successfully navigate.

1081

EQ/JANUS ENTERPRISE PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Industrials	26.7%
Information Technology	26.6
Health Care	17.8
Financials	12.8
Consumer Discretionary	5.3
Utilities	3.1
Communication Services	2.3
Real Estate	1.6
Materials	1.0
Consumer Staples	0.8
Investment Companies	0.3
Cash and Other	1.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,039.30	$5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.37
Class IB
Actual	1,000.00	1,039.20	5.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.89	5.37
Class K
Actual	1,000.00	1,040.30	4.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.15	4.10

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1082

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Entertainment (1.9%)
Liberty Media Corp.-Liberty Formula One, Class A*	37,417	$2,169,438
Liberty Media Corp.-Liberty Formula One, Class C*	378,560	23,898,493

		26,067,931

Interactive Media & Services (0.4%)
Ziff Davis, Inc.*	93,085	6,254,381

Total Communication Services		32,322,312

Consumer Discretionary (5.3%)
Diversified Consumer Services (0.3%)
Frontdoor, Inc.*	109,868	3,869,551

Hotels, Restaurants & Leisure (1.9%)
Aramark	566,101	15,907,438
Empire Resorts, Inc. (r)*	111	—
Entain plc	853,076	10,810,666

		26,718,104

Specialty Retail (2.2%)
Burlington Stores, Inc.*	53,736	10,450,577
CarMax, Inc.*	259,286	19,897,608
Wayfair, Inc., Class A*	19,029	1,174,089

		31,522,274

Textiles, Apparel & Luxury Goods (0.9%)
Gildan Activewear, Inc.	390,626	12,914,095

Total Consumer Discretionary		75,024,024

Consumer Staples (0.8%)
Consumer Staples Distribution & Retail (0.8%)
Dollar Tree, Inc.*	74,845	10,631,732

Total Consumer Staples		10,631,732

Financials (12.8%)
Capital Markets (3.2%)
Cboe Global Markets, Inc.	55,304	9,875,082
Charles Schwab Corp. (The)	198,682	13,669,322
LPL Financial Holdings, Inc.	91,811	20,898,020

		44,442,424

Financial Services (4.3%)
Fidelity National Information Services, Inc.	169,565	10,185,769
Global Payments, Inc.	91,916	11,673,332
WEX, Inc.*	200,147	38,938,599

		60,797,700

Insurance (5.3%)
Intact Financial Corp.	243,637	37,483,747
Ryan Specialty Holdings, Inc., Class A*	164,301	7,068,229
W R Berkley Corp.	409,797	28,980,844

		73,532,820

Total Financials		178,772,944

Health Care (17.8%)
Biotechnology (3.2%)
Argenx SE (ADR)*	26,033	9,903,734
Ascendis Pharma A/S (ADR)*	74,527	9,386,676
BioMarin Pharmaceutical, Inc.*	106,338	10,253,110
Sarepta Therapeutics, Inc.*	75,794	7,308,815
Vaxcyte, Inc.*	117,680	7,390,304

		44,242,639

Health Care Equipment & Supplies (9.0%)
Boston Scientific Corp.*	744,445	43,036,366
Cooper Cos., Inc. (The)	33,278	12,593,726
Dentsply Sirona, Inc.	334,636	11,909,695
ICU Medical, Inc.*	97,405	9,715,175
STERIS plc	57,572	12,657,204
Teleflex, Inc.	145,778	36,348,287

		126,260,453

Life Sciences Tools & Services (4.8%)
Avantor, Inc.*	760,635	17,365,297
Illumina, Inc.*	64,568	8,990,448
Revvity, Inc.	262,740	28,720,110
Waters Corp.*	37,696	12,410,654

		67,486,509

Pharmaceuticals (0.8%)
Catalent, Inc.*	263,999	11,861,475

Total Health Care		249,851,076

Industrials (26.7%)
Aerospace & Defense (1.4%)
L3Harris Technologies, Inc.	96,344	20,291,973

Commercial Services & Supplies (4.5%)
Cimpress plc*	124,385	9,957,019
Clean Harbors, Inc.*	58,367	10,185,625
RB Global, Inc.	191,826	12,831,241
Rentokil Initial plc	648,228	3,642,171
Rentokil Initial plc (ADR)	446,573	12,776,453
Veralto Corp.	154,764	12,730,887
Vestis Corp.	34,226	723,538

		62,846,934

Electrical Equipment (2.4%)
Regal Rexnord Corp.	45,575	6,746,012
Sensata Technologies Holding plc	702,199	26,381,616

		33,127,628

Ground Transportation (3.5%)
JB Hunt Transport Services, Inc.	158,865	31,731,695
TFI International, Inc. (x)	128,880	17,525,103

		49,256,798

Machinery (4.7%)
Fortive Corp.	222,992	16,418,901
Ingersoll Rand, Inc.	309,910	23,968,439
Westinghouse Air Brake Technologies Corp.	198,294	25,163,509

		65,550,849

Passenger Airlines (1.5%)
Ryanair Holdings plc (ADR)*	159,218	21,233,312

See Notes to Financial Statements.

1083

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Professional Services (6.6%)
Broadridge Financial Solutions, Inc.	134,622	$27,698,477
Ceridian HCM Holding, Inc.*	263,420	17,680,750
SS&C Technologies Holdings, Inc.	616,486	37,673,460
TransUnion	144,003	9,894,446

		92,947,133

Trading Companies & Distributors (2.1%)
Ferguson plc	149,088	28,784,420

Total Industrials		374,039,047

Information Technology (26.6%)
Electronic Equipment, Instruments & Components (5.7%)
Flex Ltd.*	1,192,402	36,320,565
TE Connectivity Ltd.	96,995	13,627,798
Teledyne Technologies, Inc.*	66,277	29,578,762

		79,527,125

IT Services (5.4%)
Amdocs Ltd.	356,085	31,296,310
GoDaddy, Inc., Class A*	421,368	44,732,427

		76,028,737

Semiconductors & Semiconductor Equipment (8.7%)
KLA Corp.	23,743	13,801,806
Lam Research Corp.	17,753	13,905,214
Microchip Technology, Inc.	302,494	27,278,909
NXP Semiconductors NV	136,588	31,371,532
ON Semiconductor Corp.*	426,981	35,665,723

		122,023,184

Software (6.8%)
Atlassian Corp., Class A*	31,340	7,454,532
Constellation Software, Inc.	25,562	63,377,285
Dynatrace, Inc.*	103,052	5,635,914
Nice Ltd. (ADR)*	69,831	13,931,983
Topicus.com, Inc.*	66,735	4,494,496

		94,894,210

Total Information Technology		372,473,256

Materials (1.0%)
Chemicals (1.0%)
Corteva, Inc.	284,793	13,647,281

Total Materials		13,647,281

Real Estate (1.6%)
Specialized REITs (1.6%)
Lamar Advertising Co. (REIT), Class A	215,511	22,904,509

Total Real Estate		22,904,509

Utilities (3.1%)
Electric Utilities (1.7%)
Alliant Energy Corp.	467,910	24,003,783

Multi-Utilities (1.4%)
Ameren Corp.	263,349	19,050,667

Total Utilities		43,054,450

Total Common Stocks (98.0%) (Cost $968,112,497)		1,372,720,631

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	26,414	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.3%)
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	817,445	817,445
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	3,149,756	3,152,275

Total Investment Companies		3,969,720

Total Short-Term Investments (0.3%) (Cost $3,969,717)		3,969,720

Total Investments in Securities (98.3%) (Cost $972,082,214)		1,376,690,351
Other Assets Less Liabilities (1.7%)		23,193,138

Net Assets (100%)		$1,399,883,489

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $802,282. This was collateralized by cash of $817,445 which was subsequently invested in investment companies agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

Country Diversification As a Percentage of Total Net Assets
Canada	10.3%
China	2.2
Denmark	0.7
Ireland	2.2
Israel	1.0
Netherlands	1.0
United Kingdom	2.0
United States	78.9
Cash and Other	1.7

100.0%

See Notes to Financial Statements.

1084

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$32,322,312	$—	$—		$32,322,312
Consumer Discretionary	64,213,358	10,810,666	—	(a)	75,024,024
Consumer Staples	10,631,732	—	—		10,631,732
Financials	178,772,944	—	—		178,772,944
Health Care	249,851,076	—	—		249,851,076
Industrials	370,396,876	3,642,171	—		374,039,047
Information Technology	372,473,256	—	—		372,473,256
Materials	13,647,281	—	—		13,647,281
Real Estate	22,904,509	—	—		22,904,509
Utilities	43,054,450	—	—		43,054,450
Short-Term Investments
Investment Companies	3,969,720	—	—		3,969,720
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$1,362,237,514	$14,452,837	$—		$1,376,690,351

Total Liabilities	$—	$—	$—		$—

Total	$1,362,237,514	$14,452,837	$—		$1,376,690,351

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$178,002,172
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$261,712,805

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$472,862,764
Aggregate gross unrealized depreciation	(68,642,487)

Net unrealized appreciation	$404,220,277

Federal income tax cost of investments in securities and derivative instruments, if applicable	$972,470,074

See Notes to Financial Statements.

1085

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $972,082,214)	$1,376,690,351
Cash	24,669,000
Dividends, interest and other receivables	694,174
Receivable for Portfolio shares sold	258,896
Securities lending income receivable	904
Other assets	6,255

Total assets	1,402,319,580

LIABILITIES
Payable for return of collateral on securities loaned	817,445
Investment management fees payable	777,829
Payable for Portfolio shares repurchased	413,520
Distribution fees payable – Class IB	228,612
Administrative fees payable	108,676
Distribution fees payable – Class IA	24,974
Accrued expenses	65,035

Total liabilities	2,436,091

Commitments and contingent liabilities^
NET ASSETS	$1,399,883,489

Net assets were comprised of:
Paid in capital	$986,886,801
Total distributable earnings (loss)	412,996,688

Net assets	$1,399,883,489

Class IA
Net asset value, offering and redemption price per share, $120,996,221 / 5,918,477 shares outstanding (unlimited amount authorized: $0.01 par value)	$20.44

Class IB
Net asset value, offering and redemption price per share, $1,106,354,809 / 55,367,910 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.98

Class K
Net asset value, offering and redemption price per share, $172,532,459 / 8,144,142 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.18

(x)	Includes value of securities on loan of $802,282.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $364,861 foreign withholding tax)	$12,553,187
Interest	1,105,864
Securities lending (net)	31,835

Total income	13,690,886

EXPENSES
Investment management fees	9,117,461
Distribution fees – Class IB	2,643,747
Administrative fees	1,259,237
Distribution fees – Class IA	292,856
Printing and mailing expenses	128,544
Professional fees	109,989
Custodian fees	95,000
Trustees’ fees	48,394
Miscellaneous	22,111

Gross expenses	13,717,339
Less: Waiver from investment manager	(17,508)

Net expenses	13,699,831

NET INVESTMENT INCOME (LOSS)	(8,945)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	71,184,101
Foreign currency transactions	7,334

Net realized gain (loss)	71,191,435

Change in unrealized appreciation (depreciation) on:
Investments in securities	140,447,550
Foreign currency translations	439

Net change in unrealized appreciation (depreciation)	140,447,989

NET REALIZED AND UNREALIZED GAIN (LOSS)	211,639,424

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$211,630,479

See Notes to Financial Statements.

1086

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EQ/JANUS ENTERPRISE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,945)	$(1,343,164)
Net realized gain (loss)	71,191,435	93,574,161
Net change in unrealized appreciation (depreciation)	140,447,989	(357,043,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	211,630,479	(264,812,491)

Distributions to shareholders:
Class IA	(8,001,342)	(7,774,291)
Class IB	(74,685,173)	(70,788,863)
Class K	(11,449,042)	(11,174,338)

Total distributions to shareholders	(94,135,557)	(89,737,492)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 163,864 and 356,647 shares, respectively ]	3,310,365	7,218,066
Capital shares issued in reinvestment of dividends and distributions [ 403,169 and 403,106 shares, respectively ]	8,001,342	7,774,291
Capital shares repurchased [ (721,518) and (649,811) shares , respectively]	(14,494,124)	(13,387,581)

Total Class IA transactions	(3,182,417)	1,604,776

Class IB
Capital shares sold [ 2,196,088 and 2,057,897 shares, respectively ]	43,203,222	41,573,714
Capital shares issued in reinvestment of dividends and distributions [ 3,848,542 and 3,748,637 shares, respectively ]	74,685,173	70,788,863
Capital shares repurchased [ (5,624,118) and (5,612,208) shares , respectively]	(110,683,752)	(112,914,059)

Total Class IB transactions	7,204,643	(551,482)

Class K
Capital shares sold [ 192,598 and 1,556,899 shares, respectively ]	4,051,676	32,021,569
Capital shares issued in reinvestment of dividends and distributions [ 556,479 and 561,161 shares, respectively ]	11,449,042	11,174,338
Capital shares repurchased [ (1,187,989) and (945,801) shares , respectively]	(24,872,666)	(19,893,940)

Total Class K transactions	(9,371,948)	23,301,967

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,349,722)	24,355,261

TOTAL INCREASE (DECREASE) IN NET ASSETS	112,145,200	(330,194,722)
NET ASSETS:
Beginning of year	1,287,738,289	1,617,933,011

End of year	$1,399,883,489	$1,287,738,289

See Notes to Financial Statements.

1087

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.74	$24.05	$22.95	$21.44	$16.72

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.03)	(0.09)	(0.04)	(0.01)
Net realized and unrealized gain (loss)	3.13	(3.93)	3.86	3.95	6.08

Total from investment operations	3.12	(3.96)	3.77	3.91	6.07

Less distributions:
Dividends from net investment income	(0.01)	—	(0.02)	—	—	#
Distributions from net realized gains	(1.41)	(1.35)	(2.65)	(2.40)	(1.35)

Total dividends and distributions	(1.42)	(1.35)	(2.67)	(2.40)	(1.35)

Net asset value, end of year	$20.44	$18.74	$24.05	$22.95	$21.44

Total return	16.96%	(16.54)%	16.84%	18.78%	36.48	%(cc)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$120,996	$113,779	$143,434	$133,526	$87,386
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.04%	1.05%	1.05%
Before waivers (f)	1.05%	1.05%	1.04%	1.06%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.03)%	(0.13)%	(0.35)%	(0.17)%	(0.04)%
Before waivers (f)	(0.03)%	(0.13)%	(0.35)%	(0.18)%	(0.06)%
Portfolio turnover rate^	14%	19%	18%	40%	10%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.34	$23.58	$22.55	$21.10	$16.47

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.03)	(0.09)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	3.07	(3.86)	3.79	3.88	5.99

Total from investment operations	3.06	(3.89)	3.70	3.85	5.98

Less distributions:
Dividends from net investment income	(0.01)	—	(0.02)	—	—	#
Distributions from net realized gains	(1.41)	(1.35)	(2.65)	(2.40)	(1.35)

Total dividends and distributions	(1.42)	(1.35)	(2.67)	(2.40)	(1.35)

Net asset value, end of year	$19.98	$18.34	$23.58	$22.55	$21.10

Total return	17.01%	(16.57)%	16.83%	18.81%	36.49	%(cc)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,106,355	$1,007,762	$1,291,116	$1,192,164	$963,278
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.04%	1.05%	1.05%
Before waivers (f)	1.05%	1.05%	1.04%	1.06%	1.07%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.03)%	(0.13)%	(0.35)%	(0.17)%	(0.04)%
Before waivers (f)	(0.03)%	(0.13)%	(0.35)%	(0.17)%	(0.06)%
Portfolio turnover rate^	14%	19%	18%	40%	10%

See Notes to Financial Statements.

1088

EQ ADVISORS TRUST

EQ/JANUS ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$19.36	$24.75	$23.53	$21.87	$17.03

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05 †	0.03 †	(0.03)	0.01 †	0.04
Net realized and unrealized gain (loss)	3.24	(4.07)	3.98	4.05	6.20

Total from investment operations	3.29	(4.04)	3.95	4.06	6.24

Less distributions:
Dividends from net investment income	(0.06)	—	(0.08)	—	(0.05)
Distributions from net realized gains	(1.41)	(1.35)	(2.65)	(2.40)	(1.35)

Total dividends and distributions	(1.47)	(1.35)	(2.73)	(2.40)	(1.40)

Net asset value, end of year	$21.18	$19.36	$24.75	$23.53	$21.87

Total return	17.30%	(16.39)%	17.17%	19.11%	36.82	%(cc)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$172,532	$166,197	$183,383	$194,652	$47,603
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80%	0.79%	0.80%	0.80%
Before waivers (f)	0.80%	0.80%	0.79%	0.81%	0.82%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.22%	0.13%	(0.11)%	0.06%	0.20%
Before waivers (f)	0.22%	0.13%	(0.11)%	0.06%	0.19%
Portfolio turnover rate^	14%	19%	18%	40%	10%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 36.29% for Class IA, 36.29% for Class IB and 36.63% for Class K.

See Notes to Financial Statements.

1089

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	J.P. Morgan Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	13.86%	6.97%	5.10%
EQ/JPMorgan Growth Allocation Index	17.06	9.59	7.41
S&P 500® Index	26.29	15.69	12.47
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.05

* Date of inception 11/13/17. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 13.86% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the EQ/JPMorgan Growth Allocation Index, the S&P 500® Index and the Bloomberg U.S. Intermediate Government Bond Index, which returned 17.06%, 26.29% and 4.30%, respectively.

Portfolio Highlights

Despite a difficult 2022, followed by regional bank stress, debt ceiling and government shutdown worries, and geopolitical turmoil, markets saw the potential for a stronger end to 2023. The economy’s evasion of recession — marked by a stronger economy, meaningful disinflation, and a triumphant end to rate hikes — powered both stocks and bonds higher. The Portfolio’s risk managed framework detracted -1.46% during the period, strategic asset allocation detracted -0.32% and manager selection and interaction detracted -0.17%.

Portfolio Positioning and Outlook — J.P. Morgan Investment Management, Inc.

The year ahead looks set to be characterized by an extension of the business cycle, a further cooling of inflation and the beginning of a rate easing cycle. The strong fiscal thrust and surprisingly robust U.S. consumption patterns of 2023 will likely moderate. At the same time, the industrial cycle and activity in Asia and Europe may be set to improve. Together, these factors point to global growth close to trend, continuation of the asynchronous cycle and less restrictive financial conditions — an environment that we believe will be generally supportive of stocks and bonds.

In our view, we do not need heroic growth expectations for risk assets to move higher in 2024. To that end, at period end we upgraded equities to a modest overweight, maintained a constructive view on duration and continued to find pockets of opportunity across the credit complex. The Portfolio ended the year underweight equities by -0.19%, underweight fixed income and overweight cash.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	4.16
Weighted Average Coupon (%)	2.60
Weighted Average Effective Duration (Years)*	3.84
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
Exchange Traded Funds	52.2%
U.S. Government Agency Securities	33.5
U.S. Treasury Obligations	15.4
Cash and Other	(1.1)

100.0%

1090

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,047.70	$5.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.67	5.59

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1091

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Equity (17.2%)
Vanguard S&P 500 ETF	236,829	$103,446,907

Fixed Income (35.0%)
iShares 1-3 Year Treasury Bond ETF	1,028,471	84,375,761
iShares 3-7 Year Treasury Bond ETF	620,991	72,736,676
iShares 7-10 Year Treasury Bond ETF	249,510	24,050,269
SPDR Portfolio Intermediate Term Treasury ETF	1,022,098	29,191,119

Total Fixed Income		210,353,825

Total Exchange Traded Funds (52.2%) (Cost $295,057,233)		313,800,732

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
U.S. Treasury Obligation (2.9%)
U.S. Treasury Notes
4.125%, 1/31/25#	$17,205,200	17,096,995

Total Long-Term Debt Securities (2.9%) (Cost $17,037,844)		17,096,995

SHORT-TERM INVESTMENTS:
U.S. Government Agency Securities (33.5%)
FFCB
4.73%, 1/10/24 (o)(p)	20,000,000	19,973,780
5.14%, 1/30/24 (o)(p)	20,000,000	19,914,772
5.19%, 2/8/24 (o)(p)	25,000,000	24,860,297
5.24%, 2/21/24 (o)(p)	10,000,000	9,924,945
FHLB
2.62%, 1/2/24 (o)(p)	29,992,000	29,987,633
4.20%, 1/5/24 (o)(p)	25,441,000	25,426,183
4.73%, 1/10/24 (o)(p)	4,125,000	4,119,592
4.95%, 1/17/24 (o)(p)	10,000,000	9,976,684
5.15%, 2/2/24 (o)(p)	5,000,000	4,976,489
FHLMC
2.62%, 1/2/24 (o)(p)	10,000,000	9,998,544
FNMA
2.60%, 1/2/24 (o)(p)	10,000,000	9,998,556
5.00%, 1/24/24 (o)(p)	32,500,000	32,392,029

Total U.S. Government Agency Securities		201,549,504

U.S. Treasury Obligations (12.5%)
U.S. Treasury Bills
4.22%, 1/2/24 (p)	20,000,000	20,000,000
4.07%, 1/9/24 (p)	20,000,000	19,979,660
4.27%, 1/11/24 (p)	15,000,000	14,980,437
4.61%, 1/16/24 (p)	20,000,000	19,959,098

Total U.S. Treasury Obligations		74,919,195

Total Short-Term Investments (46.0%) (Cost $276,459,653)		276,468,699

Total Investments in Securities (101.1%) (Cost $588,554,730)		607,366,426
Other Assets Less Liabilities (-1.1%)		(6,415,923)

Net Assets (100%)		$600,950,503

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $17,083,083.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2023.
(p)	Yield to maturity.

Glossary:

EUR	— European Currency Unit
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,194	3/2024	EUR	59,882,024	(41,803)
FTSE 100 Index	270	3/2024	GBP	26,694,422	503,824
Russell 2000 E-Mini Index	644	3/2024	USD	65,935,940	4,493,811
S&P 500 E-Mini Index	431	3/2024	USD	103,871,000	3,760,244
TOPIX Index	178	3/2024	JPY	29,868,652	315,480

					9,031,556

See Notes to Financial Statements.

1092

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds	$313,800,732	$—	$—	$313,800,732
Futures	9,073,359	—	—	9,073,359
Short-Term Investments
U.S. Government Agency Securities	—	201,549,504	—	201,549,504
U.S. Treasury Obligations	—	74,919,195	—	74,919,195
U.S. Treasury Obligation	—	17,096,995	—	17,096,995

Total Assets	$322,874,091	$293,565,694	$—	$616,439,785

Liabilities:
Futures	$(41,803)	$—	$—	$(41,803)

Total Liabilities	$(41,803)	$—	$—	$(41,803)

Total	$322,832,288	$293,565,694	$—	$616,397,982

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$9,073,359	*

Total		$9,073,359

	Liability Derivatives
Equity contracts	Payables, Net assets – Unrealized depreciation	(41,803	)*

Total		$(41,803)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1093

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$17,330,287	$17,330,287

Total	$17,330,287	$17,330,287

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$15,100,558	$15,100,558

Total	$15,100,558	$15,100,558

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$226,674,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$84,163,350
Long-term U.S. government debt securities	28,788,239

$112,951,589

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,185,173
Long-term U.S. government debt securities	20,582,157

$30,767,330

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,574,343
Aggregate gross unrealized depreciation	(7,101,262)

Net unrealized appreciation	$18,473,081

Federal income tax cost of investments in securities and derivative instruments, if applicable	$597,924,901

See Notes to Financial Statements.

1094

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $588,554,730)	$607,366,426
Cash	175,456
Receivable for Portfolio shares sold	488,866
Dividends, interest and other receivables	297,000
Other assets	11,196

Total assets	608,338,944

LIABILITIES
Payable for securities purchased	5,928,205
Due to broker for futures variation margin	820,715
Investment management fees payable	329,915
Distribution fees payable – Class IB	124,567
Administrative fees payable	64,803
Payable for Portfolio shares repurchased	58,317
Accrued expenses	61,919

Total liabilities	7,388,441

Commitments and contingent liabilities^
NET ASSETS	$600,950,503

Net assets were comprised of:
Paid in capital	$582,355,875
Total distributable earnings (loss)	18,594,628

Net assets	$600,950,503

Class IB
Net asset value, offering and redemption price per share, $600,950,503 / 53,825,357 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.16

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$12,113,226
Dividends	6,501,336

Total income	18,614,562

EXPENSES
Investment management fees	4,063,189
Distribution fees – Class IB	1,269,744
Administrative fees	649,505
Professional fees	68,920
Printing and mailing expenses	41,480
Custodian fees	21,200
Trustees’ fees	17,252
Miscellaneous	16,125

Gross expenses	6,147,415
Less: Waiver from investment manager	(570,374)

Net expenses	5,577,041

NET INVESTMENT INCOME (LOSS)	13,037,521

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(30)
Futures contracts	17,330,287
Foreign currency transactions	(39,155)

Net realized gain (loss)	17,291,102

Change in unrealized appreciation (depreciation) on:
Investments in securities	21,463,869
Futures contracts	15,100,558
Foreign currency translations	27,628

Net change in unrealized appreciation (depreciation)	36,592,055

NET REALIZED AND UNREALIZED GAIN (LOSS)	53,883,157

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,920,678

See Notes to Financial Statements.

1095

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,037,521	$1,504,839
Net realized gain (loss)	17,291,102	(14,078,385)
Net change in unrealized appreciation (depreciation)	36,592,055	(36,361,812)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	66,920,678	(48,935,358)

Distributions to shareholders:
Class IB	(12,884,324)	(2,993,695)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 11,768,796 and 8,877,739 shares, respectively ]	125,934,817	92,761,534
Capital shares issued in connection with merger (Note 8) [ 0 and 7,074,850 shares, respectively ]	—	70,694,650
Capital shares issued in reinvestment of dividends and distributions [ 1,162,326 and 295,351 shares, respectively ]	12,884,324	2,993,695
Capital shares repurchased [ (2,403,808) and (2,174,630) shares , respectively]	(25,799,960)	(21,814,171)

Total Class IB transactions	113,019,181	144,635,708

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	113,019,181	144,635,708

TOTAL INCREASE (DECREASE) IN NET ASSETS	167,055,535	92,706,655
NET ASSETS:
Beginning of year	433,894,968	341,188,313

End of year	$600,950,503	$433,894,968

See Notes to Financial Statements.

1096

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.02		$11.67		$11.57		$10.85		$9.60

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.27		0.04		(0.09)		(0.04)		0.10
Net realized and unrealized gain (loss)	1.12		(1.62)		1.54		0.97		1.43

Total from investment operations	1.39		(1.58)		1.45		0.93		1.53

Less distributions:
Dividends from net investment income	(0.25)		(0.04)		—		—	#	(0.08)
Distributions from net realized gains	—		(0.03)		(1.35)		(0.21)		(0.20)

Total dividends and distributions	(0.25)		(0.07)		(1.35)		(0.21)		(0.28)

Net asset value, end of year	$11.16		$10.02		$11.67		$11.57		$10.85

Total return	13.86%		(13.50)%		12.77%		8.76%		15.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$600,951		$433,895		$341,188		$239,731		$165,453
Ratio of expenses to average net assets:
After waivers (f)	1.10	%(j)	1.14	%(k)	1.15	%(o)	1.16	%(o)	1.15	%(o)
Before waivers (f)	1.21%		1.21%		1.21%		1.23%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (f)(x)	2.57%		0.42%		(0.74)%		(0.40)%		0.92%
Before waivers (f)(x)	2.45%		0.35%		(0.79)%		(0.47)%		0.82%
Portfolio turnover rate^	11%		75%		7%		50%		14%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

1097

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (FORMERLY EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO) (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	J.P. Morgan Investment Management, Inc.

(Effective July 31, 2023, J.P. Morgan Investment Management, Inc. replaced T. Rowe Price Associates, Inc. as the Sub-adviser to the Portfolio.)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	46.34%	12.84%	11.29%
Portfolio – Class IB Shares	46.33	12.84	11.28
Portfolio – Class K Shares	46.67	13.12	11.56
Russell 1000® Growth Index	42.68	19.50	14.86

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 46.33% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Growth Index, which returned 42.68% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the Industrials sector, as well as an underweight allocation, added to relative performance.

•	Additional sector allocation contributors included underweighting Consumer Staples, Energy and Real Estate. Avoiding Pepsico, Inc. in Consumer Staples was a notable contributor.

•	Within the Information Technology sector, overweights NVIDIA Corp. and Advanced Micro Devices were additive.

•	Meta Platforms, Inc. was a top contributor. Shares have outperformed as the company has executed well on initiatives to drive cost discipline and higher levels of profitability.

What hurt performance during the year:

•

Stock selection and an overweight allocation to the Health Care sector was the biggest detractor, including an underweight position in UnitedHealth Group, Inc. and an overweight position in Align Technology, Inc.

•	A Ross Stores, Inc. overweight was the largest individual detractor.

•	Overweight the Financials sector and underweighting the Information Technology sector detracted.

•	Holding Teledyne Technologies, Inc., which was not part of the benchmark, also detracted from relative performance.

Portfolio Positioning and Outlook — J.P. Morgan Investment Management, Inc.

•

2023 was a year of positioning changes as the bottom-up opportunity set evolved. The team closed the overweight to defensive growers and built positions in secular growers with improving fundamentals. As a result, health care and staples, both of which started the year overweight, transitioned to modest underweights. The Technology sector started the year over as a strong underweight, and ended the year slightly underweight. Consumer Discretionary started the year underweight and ended the year as a top overweight. Idiosyncratic opportunities are being found in multiple areas.

•

Balance ultimately defined the Portfolio in 2023 and this continues to be evident across sectors and individual companies. This is a reflection of a market that has lacked clear and sustained leadership over the last few years.

1098

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (FORMERLY EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO) (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	42.4%
Consumer Discretionary	17.4
Communication Services	12.7
Health Care	10.1
Industrials	7.9
Financials	4.4
Consumer Staples	1.1
Energy	1.0
Materials	0.4
Cash and Other	2.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,097.20	$5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.92
Class IB
Actual	1,000.00	1,097.20	5.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.92
Class K
Actual	1,000.00	1,098.60	3.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.59	3.65

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1099

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (12.7%)
Entertainment (3.0%)
Netflix, Inc.*	124,065	$60,404,767
Spotify Technology SA*	40,501	7,610,543

		68,015,310

Interactive Media & Services (9.0%)
Alphabet, Inc., Class C*	607,609	85,630,336
Meta Platforms, Inc., Class A*	331,407	117,304,822

		202,935,158

Media (0.7%)
Trade Desk, Inc. (The), Class A*	213,299	15,348,996

Total Communication Services		286,299,464

Consumer Discretionary (17.4%)
Automobiles (2.5%)
Tesla, Inc.*	225,381	56,002,671

Broadline Retail (8.5%)
Amazon.com, Inc.*	1,039,385	157,924,157
MercadoLibre, Inc.*	22,729	35,719,532

		193,643,689

Hotels, Restaurants & Leisure (4.0%)
Airbnb, Inc., Class A*	59,322	8,076,097
Chipotle Mexican Grill, Inc.*	12,052	27,562,442
DoorDash, Inc., Class A*	133,514	13,203,199
Marriott International, Inc., Class A	133,069	30,008,390
Starbucks Corp.	118,292	11,357,215

		90,207,343

Household Durables (0.6%)
DR Horton, Inc.	93,871	14,266,515

Specialty Retail (1.8%)
AutoZone, Inc.*	7,015	18,138,054
Lowe’s Cos., Inc.	98,763	21,979,706

		40,117,760

Total Consumer Discretionary		394,237,978

Consumer Staples (1.1%)
Beverages (1.0%)
Celsius Holdings, Inc.*	278,937	15,207,645
Monster Beverage Corp.*	132,249	7,618,865

		22,826,510

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	8,345	1,220,456

Total Consumer Staples		24,046,966

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Cheniere Energy, Inc.	60,389	10,309,006
ConocoPhillips	110,584	12,835,485

Total Energy		23,144,491

Financials (4.4%)
Capital Markets (1.5%)
Blackstone, Inc.	136,129	17,822,009
Charles Schwab Corp. (The)	48,547	3,340,034
Morgan Stanley	106,982	9,976,071
MSCI, Inc.	6,695	3,787,027

		34,925,141

Financial Services (2.9%)
Block, Inc., Class A*	47,029	3,637,693
Mastercard, Inc., Class A	142,841	60,923,115

		64,560,808

Total Financials		99,485,949

Health Care (10.1%)
Biotechnology (3.0%)
Alnylam Pharmaceuticals, Inc.*	22,489	4,304,620
Exact Sciences Corp.*	226,685	16,770,156
Moderna, Inc.*	27,761	2,760,831
Regeneron Pharmaceuticals, Inc.*	50,927	44,728,675

		68,564,282

Health Care Equipment & Supplies (0.9%)
Align Technology, Inc.*	21,195	5,807,430
Edwards Lifesciences Corp.*	79,311	6,047,464
Intuitive Surgical, Inc.*	27,107	9,144,817

		20,999,711

Health Care Providers & Services (1.4%)
HCA Healthcare, Inc.	18,760	5,077,957
McKesson Corp.	59,297	27,453,325

		32,531,282

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.	2,198	1,166,676

Pharmaceuticals (4.7%)
Eli Lilly and Co.	181,105	105,569,727

Total Health Care		228,831,678

Industrials (7.9%)
Aerospace & Defense (1.4%)
TransDigm Group, Inc.	30,602	30,956,983

Building Products (1.0%)
Trane Technologies plc	97,467	23,772,201

Construction & Engineering (0.5%)
Quanta Services, Inc.	59,083	12,750,111

Electrical Equipment (1.6%)
Eaton Corp. plc	155,769	37,512,291

Ground Transportation (2.1%)
Uber Technologies, Inc.*	758,337	46,690,809

Machinery (0.7%)
Deere & Co.	37,642	15,051,907

Trading Companies & Distributors (0.6%)
WW Grainger, Inc.	16,010	13,267,327

Total Industrials		180,001,629

Information Technology (42.4%)
Communications Equipment (0.8%)
Arista Networks, Inc.*	75,624	17,810,208

See Notes to Financial Statements.

1100

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	223,267	$22,132,458
Jabil, Inc.	92,638	11,802,081

		33,934,539

IT Services (2.4%)
Cognizant Technology Solutions Corp., Class A	141,752	10,706,528
MongoDB, Inc.*	21,855	8,935,417
Shopify, Inc., Class A*	435,611	33,934,097

		53,576,042

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Micro Devices, Inc.*	145,010	21,375,924
ASML Holding NV (Registered)	10,301	7,797,033
Broadcom, Inc.	53,461	59,675,841
First Solar, Inc.*	27,117	4,671,717
Lam Research Corp.	23,378	18,311,052
NVIDIA Corp.	229,725	113,764,415
ON Semiconductor Corp.*	98,981	8,267,883

		233,863,865

Software (22.1%)
Adobe, Inc.*	67,008	39,976,973
HubSpot, Inc.*	24,808	14,402,036
Intuit, Inc.	42,272	26,421,268
Microsoft Corp.	688,653	258,961,074
Oracle Corp.	356,951	37,633,344
Palo Alto Networks, Inc.*	56,758	16,736,799
Salesforce, Inc.*	149,027	39,214,965
ServiceNow, Inc.*	27,947	19,744,276
Synopsys, Inc.*	58,985	30,371,966
Workday, Inc., Class A*	58,296	16,093,194

		499,555,895

Technology Hardware, Storage & Peripherals (5.3%)
Apple, Inc.	624,224	120,181,847

Total Information Technology		958,922,396

Materials (0.4%)
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	196,720	8,374,371

Total Materials		8,374,371

Total Investments in Securities (97.4%) (Cost $1,356,199,589)		2,203,344,922
Other Assets Less Liabilities (2.6%)		58,236,911

Net Assets (100%)		$2,261,581,833

*	Non-income producing.

Glossary:

USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$286,299,464	$—	$—	$286,299,464
Consumer Discretionary	394,237,978	—	—	394,237,978
Consumer Staples	24,046,966	—	—	24,046,966
Energy	23,144,491	—	—	23,144,491
Financials	99,485,949	—	—	99,485,949
Health Care	228,831,678	—	—	228,831,678
Industrials	180,001,629	—	—	180,001,629
Information Technology	958,922,396	—	—	958,922,396
Materials	8,374,371	—	—	8,374,371

Total Assets	$2,203,344,922	$—	$—	$2,203,344,922

Total Liabilities	$—	$—	$—	$—

Total	$2,203,344,922	$—	$—	$2,203,344,922

See Notes to Financial Statements.

1101

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$99	$99

Total	$99	$99

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$541,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,041,078,150
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,106,480,137

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$869,901,237
Aggregate gross unrealized depreciation	(24,054,911)

Net unrealized appreciation	$845,846,326

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,357,498,596

For the year ended December 31, 2023, the Portfolio incurred approximately $131 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1102

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $1,356,199,589)	$2,203,344,922
Cash	59,737,157
Receivable for Portfolio shares sold	475,359
Dividends, interest and other receivables	199,404
Other assets	9,275

Total assets	2,263,766,117

LIABILITIES
Investment management fees payable	1,109,805
Payable for Portfolio shares repurchased	434,433
Distribution fees payable – Class IB	368,256
Administrative fees payable	177,568
Distribution fees payable – Class IA	45,561
Accrued expenses	48,661

Total liabilities	2,184,284

Commitments and contingent liabilities^
NET ASSETS	$2,261,581,833

Net assets were comprised of:
Paid in capital	$1,416,937,934
Total distributable earnings (loss)	844,643,899

Net assets	$2,261,581,833

Class IA
Net asset value, offering and redemption price per share, $217,521,109 / 3,805,711 shares outstanding (unlimited amount authorized: $0.01 par value)	$57.16

Class IB
Net asset value, offering and redemption price per share, $1,763,433,814 / 31,406,677 shares outstanding (unlimited amount authorized: $0.01 par value)	$56.15

Class K
Net asset value, offering and redemption price per share, $280,626,910 / 4,702,858 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.67

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $138,438 foreign withholding tax)	$11,243,109
Interest	1,668,487
Securities lending (net)	29,174

Total income	12,940,770

EXPENSES
Investment management fees	14,162,193
Distribution fees – Class IB	3,851,484
Administrative fees	1,859,788
Distribution fees – Class IA	501,472
Printing and mailing expenses	183,568
Professional fees	138,679
Custodian fees	82,700
Trustees’ fees	68,543
Miscellaneous	36,908

Gross expenses	20,885,335
Less: Waiver from investment manager	(1,972,475)

Net expenses	18,912,860

NET INVESTMENT INCOME (LOSS)	(5,972,090)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	378,670,068
Forward foreign currency contracts	99
Foreign currency transactions	10,213

Net realized gain (loss)	378,680,380

Change in unrealized appreciation (depreciation) on:
Investments in securities	363,017,403
Foreign currency translations	(42)

Net change in unrealized appreciation (depreciation)	363,017,361

NET REALIZED AND UNREALIZED GAIN (LOSS)	741,697,741

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$735,725,651

See Notes to Financial Statements.

1103

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(5,972,090)	$(10,022,005)
Net realized gain (loss)	378,680,380	(73,448,383)
Net change in unrealized appreciation (depreciation)	363,017,361	(903,371,153)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	735,725,651	(986,841,541)

Distributions to shareholders:
Class IA	(28,999,627)	(5,580,855)
Class IB	(238,367,014)	(39,187,202)
Class K	(36,093,853)	(6,235,659)

Total distributions to shareholders	(303,460,494)	(51,003,716)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 163,636 and 196,563 shares, respectively ]	9,102,292	10,848,922
Capital shares issued in reinvestment of dividends and distributions [ 515,804 and 114,900 shares, respectively ]	28,999,627	5,580,855
Capital shares repurchased [ (668,899) and (601,724) shares , respectively]	(37,911,294)	(33,245,684)

Total Class IA transactions	190,625	(16,815,907)

Class IB
Capital shares sold [ 1,868,219 and 2,388,294 shares, respectively ]	101,422,090	127,562,407
Capital shares issued in reinvestment of dividends and distributions [ 4,315,855 and 819,297 shares, respectively ]	238,367,014	39,187,202
Capital shares repurchased [ (2,415,673) and (1,711,650) shares , respectively]	(135,937,660)	(92,229,155)

Total Class IB transactions	203,851,444	74,520,454

Class K
Capital shares sold [ 255,012 and 1,431,978 shares, respectively ]	15,230,221	85,172,196
Capital shares issued in reinvestment of dividends and distributions [ 614,998 and 124,056 shares, respectively ]	36,093,853	6,235,659
Capital shares repurchased [ (524,943) and (520,489) shares , respectively]	(30,424,667)	(29,777,761)

Total Class K transactions	20,899,407	61,630,094

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	224,941,476	119,334,641

TOTAL INCREASE (DECREASE) IN NET ASSETS	657,206,633	(918,510,616)
NET ASSETS:
Beginning of year	1,604,375,200	2,522,885,816

End of year	$2,261,581,833	$1,604,375,200

See Notes to Financial Statements.

1104

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022	2021	2020	2019
Net asset value, beginning of year	$45.16		$75.83	$72.72	$54.83	$42.80

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.19	)(1)	(0.31)	(0.52)	(0.27)	(0.10)
Net realized and unrealized gain (loss)	20.97		(28.89)	10.52	20.21	13.37

Total from investment operations	20.78		(29.20)	10.00	19.94	13.27

Less distributions:
Distributions from net realized gains	(8.78)		(1.47)	(6.89)	(2.05)	(1.24)

Net asset value, end of year	$57.16		$45.16	$75.83	$72.72	$54.83

Total return	46.34%		(38.64)%	13.83%	36.54%	31.11%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$217,521		$171,401	$309,813	$286,784	$227,232
Ratio of expenses to average net assets:
After waivers (f)	0.98%		1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.08%		1.08%	1.06%	1.08%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.33	)%(aa)	(0.57)%	(0.66)%	(0.45)%	(0.20)%
Before waivers (f)	(0.43	)%(aa)	(0.64)%	(0.72)%	(0.53)%	(0.30)%
Portfolio turnover rate^	105	%(h)	36%	29%	38%	30%

	Year Ended December 31,
Class IB	2023		2022	2021	2020	2019
Net asset value, beginning of year	$44.47		$74.71	$71.74	$54.10	$42.25

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.18	)(1)	(0.30)	(0.51)	(0.27)	(0.10)
Net realized and unrealized gain (loss)	20.64		(28.47)	10.37	19.96	13.19

Total from investment operations	20.46		(28.77)	9.86	19.69	13.09

Less distributions:
Distributions from net realized gains	(8.78)		(1.47)	(6.89)	(2.05)	(1.24)

Net asset value, end of year	$56.15		$44.47	$74.71	$71.74	$54.10

Total return	46.33%		(38.64)%	13.82%	36.57%	31.09%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,763,434		$1,229,180	$1,953,107	$1,717,802	$1,264,017
Ratio of expenses to average net assets:
After waivers (f)	0.98%		1.00%	1.00%	1.00%	1.00%
Before waivers (f)	1.08%		1.08%	1.06%	1.08%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.33	)%(aa)	(0.56)%	(0.66)%	(0.45)%	(0.20)%
Before waivers (f)	(0.43	)%(aa)	(0.64)%	(0.72)%	(0.54)%	(0.30)%
Portfolio turnover rate^	105	%(h)	36%	29%	38%	30%

See Notes to Financial Statements.

1105

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EQ/JPMORGAN GROWTH STOCK PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022	2021	2020	2019
Net asset value, beginning of year	$46.77		$78.25	$74.66	$56.11	$43.67

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05	)(1)	(0.17)	(0.33)	(0.12)	0.02
Net realized and unrealized gain (loss)	21.73		(29.84)	10.81	20.72	13.66

Total from investment operations	21.68		(30.01)	10.48	20.60	13.68

Less distributions:
Dividends from net investment income	—		—	— #	— #	—
Distributions from net realized gains	(8.78)		(1.47)	(6.89)	(2.05)	(1.24)

Total dividends and distributions	(8.78)		(1.47)	(6.89)	(2.05)	(1.24)

Net asset value, end of year	$59.67		$46.77	$78.25	$74.66	$56.11

Total return	46.67%		(38.48)%	14.11%	36.88%	31.43%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$280,627		$203,794	$259,966	$257,368	$222,399
Ratio of expenses to average net assets:
After waivers (f)	0.73%		0.75%	0.75%	0.75%	0.75%
Before waivers (f)	0.83%		0.83%	0.81%	0.83%	0.85%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.08	)%(aa)	(0.31)%	(0.41)%	(0.20)%	0.04%
Before waivers (f)	(0.18	)%(aa)	(0.39)%	(0.47)%	(0.28)%	(0.06)%
Portfolio turnover rate^	105	%(h)	36%	29%	38%	30%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.22), $(0.21) and $(0.08) for Class IA, Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.06% lower.

See Notes to Financial Statements.

1106

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Funds Management Group, LLC

INVESTMENT SUB-ADVISER

➢	J.P. Morgan Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	10.95%	14.17%	10.13%
Portfolio – Class IB Shares	10.90	14.17	10.12
Portfolio – Class K Shares	11.20	14.45	10.40
Russell 1000® Value Index	11.46	10.91	8.40

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 10.90% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned 11.46% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection in Financials was a top contributor to performance, including holdings such as Wells Fargo & Co., Fifth Third Bancorp, and Truist Financial Corp., especially more recently as their economic sensitivity was viewed favorably amidst promising expectations of easing interest rates and a soft-landing.

•	Strong stock selection in Consumer Discretionary and Consumer Staples also aided performance during the year.

•

The Portfolio benefitted from owning Meta Platforms, Inc. and not owning traditional telecommunications companies; notably AT&T, Inc. Traditional telecommunication companies have been under pressure given higher interest rates, a more competitive wireless environment, and the potential entry of Amazon.com, Inc.

•

Within Consumer Discretionary, positive stock selection has been a tailwind to performance. Carnival Cruise Lines served as a top performer, as the company is perceived to be a key beneficiary of the shift in consumer spending from goods to leisure.

What hurt performance during the year:

•

Weak stock selection in Materials and Utilities detracted from performance. Within Materials, FMC Corp., a chemical manufacturer, faced headwinds fueled by de-stocking concerns and an upcoming patent expiration.

•	Given the strength of artificial intelligence (AI) linked themes, not having enough exposure to Technology and Communication Services has been a headwind.

Portfolio Positioning and Outlook — J.P. Morgan Investment Management, Inc.

•	We have greater confidence in a soft landing scenario, which led us to increase Portfolio beta.

•

We added to Financials as we feel that fears about credit risk and cash sorting are overblown, which presents an opportunity to invest, especially in companies that we believe will benefit from stronger capital markets.

•	We leaned into high quality semiconductors which have experienced revenue headwinds, but could benefit from a cyclical upturn.

•

While Health Care remains an opportunity, we shifted the complexion, trimming managed care companies, as we believe political pressures are likely to increase in an election year. Instead, we added to medical device companies, where earnings and sentiment appear to us to be troughing while fundamentals may improve.

1107

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Financials	25.8%
Industrials	15.2
Health Care	12.8
Information Technology	7.5
Communication Services	7.4
Materials	6.0
Consumer Staples	6.0
Energy	5.2
Consumer Discretionary	4.8
Real Estate	4.4
Utilities	3.8
U.S. Government Agency Security	1.2
Cash and Other	(0.1)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,063.40	$5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.93
Class IB
Actual	1,000.00	1,063.10	5.04
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.32	4.93
Class K
Actual	1,000.00	1,064.20	3.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.58	3.66

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.97%, 0.97% and 0.72%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.4%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.	287,100	$4,817,538

Entertainment (2.2%)
Endeavor Group Holdings, Inc., Class A	237,500	5,635,875
Walt Disney Co. (The)*	114,300	10,320,147
Warner Bros Discovery, Inc.*	620,800	7,064,704

		23,020,726

Interactive Media & Services (1.0%)
Meta Platforms, Inc., Class A*	29,800	10,548,008

Media (3.7%)
Charter Communications, Inc., Class A*	32,100	12,476,628
Comcast Corp., Class A	312,642	13,709,352
Interpublic Group of Cos., Inc. (The)	184,400	6,018,816
Liberty Media Corp.-Liberty SiriusXM, Class A*	182,100	5,233,554

		37,438,350

Total Communication Services		75,824,622

Consumer Discretionary (4.8%)
Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.*	185,800	3,444,732
Royal Caribbean Cruises Ltd.*	75,200	9,737,648

		13,182,380

Household Durables (0.4%)
Lennar Corp., Class A	27,600	4,113,504

Specialty Retail (1.2%)
Best Buy Co., Inc.	98,200	7,687,096
Burlington Stores, Inc.*	23,700	4,609,176

		12,296,272

Textiles, Apparel & Luxury Goods (1.9%)
Capri Holdings Ltd.*	61,200	3,074,688
Kontoor Brands, Inc.	211,944	13,229,544
Tapestry, Inc.	77,800	2,863,818

		19,168,050

Total Consumer Discretionary		48,760,206

Consumer Staples (6.0%)
Beverages (0.4%)
Keurig Dr Pepper, Inc.	122,500	4,081,700

Consumer Staples Distribution & Retail (4.1%)
BJ’s Wholesale Club Holdings, Inc.*	118,400	7,892,544
Dollar Tree, Inc.*	37,300	5,298,465
Performance Food Group Co.*	198,200	13,705,530
Walmart, Inc.	95,600	15,071,340

		41,967,879

Food Products (1.0%)
Lamb Weston Holdings, Inc.	96,300	10,409,067

Tobacco (0.5%)
Philip Morris International, Inc.	52,400	4,929,792

Total Consumer Staples		61,388,438

Energy (5.2%)
Oil, Gas & Consumable Fuels (5.2%)
Chevron Corp.	165,600	24,700,896
Exxon Mobil Corp.	190,200	19,016,196
Pioneer Natural Resources Co.	42,300	9,512,424

Total Energy		53,229,516

Financials (25.8%)
Banks (13.8%)
Bank of America Corp.	1,459,700	49,148,099
Citigroup, Inc.	402,300	20,694,312
Fifth Third Bancorp	395,800	13,651,142
PNC Financial Services Group, Inc. (The)	65,600	10,158,160
Truist Financial Corp.	715,500	26,416,260
Wells Fargo & Co.	426,200	20,977,564

		141,045,537

Capital Markets (3.8%)
Charles Schwab Corp. (The)	116,200	7,994,560
Goldman Sachs Group, Inc. (The)	27,900	10,762,983
Intercontinental Exchange, Inc.	41,900	5,381,217
Raymond James Financial, Inc.	136,100	15,175,150

		39,313,910

Financial Services (5.6%)
Berkshire Hathaway, Inc., Class B*	49,100	17,512,006
Fidelity National Information Services, Inc.	226,600	13,611,862
Fiserv, Inc.*	181,500	24,110,460
Rocket Cos., Inc., Class A*	152,745	2,211,748

		57,446,076

Insurance (2.6%)
MetLife, Inc.	142,800	9,443,364
Travelers Cos., Inc. (The)	90,800	17,296,492

		26,739,856

Total Financials		264,545,379

Health Care (12.8%)
Biotechnology (4.0%)
AbbVie, Inc.	155,300	24,066,841
Biogen, Inc.*	46,500	12,032,805
BioMarin Pharmaceutical, Inc.*	53,500	5,158,470

		41,258,116

Health Care Equipment & Supplies (2.8%)
Baxter International, Inc.	123,000	4,755,180
Medtronic plc	181,100	14,919,018
Zimmer Biomet Holdings, Inc.	75,000	9,127,500

		28,801,698

Health Care Providers & Services (3.3%)
Centene Corp.*	249,100	18,485,711
CVS Health Corp.	160,900	12,704,664
Humana, Inc.	6,600	3,021,546

		34,211,921

Life Sciences Tools & Services (0.8%)
Thermo Fisher Scientific, Inc.	14,600	7,749,534

See Notes to Financial Statements.

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.9%)
Bristol-Myers Squibb Co.	380,779	$19,537,770

Total Health Care		131,559,039

Industrials (15.2%)
Aerospace & Defense (2.3%)
Boeing Co. (The)*	75,800	19,758,028
Howmet Aerospace, Inc.	72,600	3,929,112

		23,687,140

Air Freight & Logistics (2.0%)
FedEx Corp.	40,000	10,118,800
United Parcel Service, Inc., Class B	64,000	10,062,720

		20,181,520

Building Products (1.7%)
Carrier Global Corp.	100,700	5,785,215
Masco Corp.	171,600	11,493,768

		17,278,983

Electrical Equipment (1.9%)
Emerson Electric Co.	176,500	17,178,745
Vertiv Holdings Co., Class A	47,900	2,300,637

		19,479,382

Ground Transportation (1.4%)
CSX Corp.	294,100	10,196,447
Knight-Swift Transportation Holdings, Inc., Class A	69,300	3,995,145

		14,191,592

Industrial Conglomerates (1.5%)
Honeywell International, Inc.	73,400	15,392,714

Machinery (0.5%)
Middleby Corp. (The)*	38,300	5,636,611

Passenger Airlines (0.6%)
Southwest Airlines Co.	221,689	6,402,379

Trading Companies & Distributors (3.3%)
AerCap Holdings NV*	187,860	13,961,755
Air Lease Corp., Class A	144,600	6,064,524
WESCO International, Inc.	77,000	13,388,760

		33,415,039

Total Industrials		155,665,360

Information Technology (7.5%)
Semiconductors & Semiconductor Equipment (5.2%)
Intel Corp.	90,900	4,567,725
Microchip Technology, Inc.	93,400	8,422,812
NXP Semiconductors NV	49,200	11,300,256
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	98,700	10,264,800
Texas Instruments, Inc.	106,400	18,136,944

		52,692,537

Software (1.5%)
Oracle Corp.	95,900	10,110,737
Salesforce, Inc.*	20,500	5,394,370

		15,505,107

Technology Hardware, Storage & Peripherals (0.8%)
Seagate Technology Holdings plc	96,500	8,238,205

Total Information Technology		76,435,849

Materials (6.0%)
Chemicals (3.1%)
Air Products and Chemicals, Inc.	14,900	4,079,620
Chemours Co. (The)	491,473	15,501,058
FMC Corp.	188,900	11,910,145

		31,490,823

Containers & Packaging (1.6%)
Graphic Packaging Holding Co.	204,700	5,045,855
Silgan Holdings, Inc.	248,100	11,226,525

		16,272,380

Metals & Mining (1.3%)
Alcoa Corp.	152,000	5,168,000
Freeport-McMoRan, Inc.	70,500	3,001,185
Kinross Gold Corp.	412,100	2,493,205
Steel Dynamics, Inc.	25,700	3,035,170

		13,697,560

Total Materials		61,460,763

Real Estate (4.4%)
Health Care REITs (0.3%)
Ventas, Inc. (REIT)	62,481	3,114,053

Office REITs (0.5%)
Vornado Realty Trust (REIT)	175,600	4,960,700

Residential REITs (0.7%)
Equity Residential (REIT)	122,900	7,516,564

Retail REITs (0.9%)
Kimco Realty Corp. (REIT)	433,800	9,244,278

Specialized REITs (2.0%)
Digital Realty Trust, Inc. (REIT)	149,800	20,160,084

Total Real Estate		44,995,679

Utilities (3.8%)
Electric Utilities (2.0%)
Entergy Corp.	148,400	15,016,596
NextEra Energy, Inc.	85,300	5,181,122

		20,197,718

Multi-Utilities (1.8%)
CMS Energy Corp.	80,800	4,692,056
DTE Energy Co.	44,200	4,873,492
Public Service Enterprise Group, Inc.	156,400	9,563,860

		19,129,408

Total Utilities		39,327,126

Total Common Stocks (98.9%) (Cost $903,613,341)		1,013,191,977

See Notes to Financial Statements.

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
U.S. Government Agency Security (1.2%)
FFCB
2.62%, 1/2/24 (o)(p)	$12,349,000	$12,347,202

Total Short-Term Investment (1.2%) (Cost $12,347,216)		12,347,202

Total Investments in Securities (100.1%) (Cost $915,960,557)		1,025,539,179
Other Assets Less Liabilities (-0.1%)		(535,030)

Net Assets (100%)		$1,025,004,149

*	Non-income producing.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2023.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
FFCB	— Federal Farm Credit Bank
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$75,824,622	$—	$—	$75,824,622
Consumer Discretionary	48,760,206	—	—	48,760,206
Consumer Staples	61,388,438	—	—	61,388,438
Energy	53,229,516	—	—	53,229,516
Financials	264,545,379	—	—	264,545,379
Health Care	131,559,039	—	—	131,559,039
Industrials	155,665,360	—	—	155,665,360
Information Technology	76,435,849	—	—	76,435,849
Materials	61,460,763	—	—	61,460,763
Real Estate	44,995,679	—	—	44,995,679
Utilities	39,327,126	—	—	39,327,126
Short-Term Investment
U.S. Government Agency Security	—	12,347,202	—	12,347,202

Total Assets	$1,013,191,977	$12,347,202	$—	$1,025,539,179

Total Liabilities	$—	$—	$—	$—

Total	$1,013,191,977	$12,347,202	$—	$1,025,539,179

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,315,935,608
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,298,826,645

See Notes to Financial Statements.

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,547,854
Aggregate gross unrealized depreciation	(16,666,270)

Net unrealized appreciation	$107,881,584

Federal income tax cost of investments in securities and derivative instruments, if applicable	$917,657,595

See Notes to Financial Statements.

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EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $915,960,557)	$1,025,539,179
Cash	39,999
Dividends, interest and other receivables	1,299,095
Receivable for Portfolio shares sold	319,610
Other assets	4,692

Total assets	1,027,202,575

LIABILITIES
Payable for securities purchased	1,152,702
Investment management fees payable	501,521
Payable for Portfolio shares repurchased	283,107
Distribution fees payable – Class IB	136,495
Administrative fees payable	80,214
Distribution fees payable – Class IA	9,732
Trustees’ fees payable	6
Accrued expenses	34,649

Total liabilities	2,198,426

Commitments and contingent liabilities^
NET ASSETS	$1,025,004,149

Net assets were comprised of:
Paid in capital	$896,048,939
Total distributable earnings (loss)	128,955,210

Net assets	$1,025,004,149

Class IA
Net asset value, offering and redemption price per share, $46,304,665 / 2,435,085 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.02

Class IB
Net asset value, offering and redemption price per share, $657,726,489 / 34,433,921 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.10

Class K
Net asset value, offering and redemption price per share, $320,972,995 / 16,863,798 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.03

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $22,282 foreign withholding tax)	$21,532,357
Interest	1,358,781

Total income	22,891,138

EXPENSES
Investment management fees	5,661,177
Distribution fees – Class IB	1,495,733
Administrative fees	899,814
Distribution fees – Class IA	114,703
Professional fees	93,174
Printing and mailing expenses	87,424
Custodian fees	68,999
Trustees’ fees	34,304
Miscellaneous	19,902

Total expenses	8,475,230

NET INVESTMENT INCOME (LOSS)	14,415,908

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	63,333,440
Foreign currency transactions	809

Net realized gain (loss)	63,334,249

Net change in unrealized appreciation (depreciation) on investments in securities	24,707,423

NET REALIZED AND UNREALIZED GAIN (LOSS)	88,041,672

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,457,580

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,415,908	$10,958,724
Net realized gain (loss)	63,334,249	64,461,318
Net change in unrealized appreciation (depreciation)	24,707,423	(73,021,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	102,457,580	2,398,535

Distributions to shareholders:
Class IA	(2,778,704)	(3,965,747)
Class IB	(38,479,936)	(48,655,999)
Class K	(19,804,158)	(29,905,089)

Total distributions to shareholders	(61,062,798)	(82,526,835)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 321,918 and 945,389 shares, respectively ]	6,114,501	19,068,524
Capital shares issued in reinvestment of dividends and distributions [ 147,034 and 213,513 shares, respectively ]	2,778,704	3,965,747
Capital shares repurchased [ (556,858) and (490,550) shares , respectively]	(10,452,142)	(9,892,441)

Total Class IA transactions	(1,558,937)	13,141,830

Class IB
Capital shares sold [ 5,137,558 and 6,926,376 shares, respectively ]	96,403,707	137,784,971
Capital shares issued in reinvestment of dividends and distributions [ 2,026,914 and 2,608,664 shares, respectively ]	38,479,936	48,655,999
Capital shares repurchased [ (3,379,988) and (2,200,937) shares , respectively]	(63,448,934)	(43,551,676)

Total Class IB transactions	71,434,709	142,889,294

Class K
Capital shares sold [ 486,729 and 515,572 shares, respectively ]	8,927,216	10,260,787
Capital shares issued in reinvestment of dividends and distributions [ 1,046,759 and 1,608,726 shares, respectively ]	19,804,158	29,905,089
Capital shares repurchased [ (2,678,778) and (3,927,811) shares , respectively]	(50,222,172)	(78,482,639)

Total Class K transactions	(21,490,798)	(38,316,763)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	48,384,974	117,714,361

TOTAL INCREASE (DECREASE) IN NET ASSETS	89,779,756	37,586,061
NET ASSETS:
Beginning of year	935,224,393	897,638,332

End of year	$1,025,004,149	$935,224,393

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.22	$19.91	$20.17	$18.67	$15.01

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.23	0.15	0.18	0.21
Net realized and unrealized gain (loss)	1.72	(0.17)	4.36	1.81	3.91

Total from investment operations	1.98	0.06	4.51	1.99	4.12

Less distributions:
Dividends from net investment income	(0.27)	(0.21)	(0.16)	(0.19)	(0.22)
Distributions from net realized gains	(0.91)	(1.54)	(4.61)	(0.30)	(0.24)

Total dividends and distributions	(1.18)	(1.75)	(4.77)	(0.49)	(0.46)

Net asset value, end of year	$19.02	$18.22	$19.91	$20.17	$18.67

Total return	10.95%	0.20%	23.22%	11.07%	27.49%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,305	$45,974	$36,926	$27,936	$23,296
Ratio of expenses to average net assets (f)	0.96%	0.96%	0.96%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (f)	1.41%	1.14%	0.66%	1.10%	1.20%
Portfolio turnover rate^	139%	137%	97%	146%	153%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.30	$19.99	$20.24	$18.73	$15.05

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	0.22	0.16	0.18	0.21
Net realized and unrealized gain (loss)	1.71	(0.16)	4.36	1.82	3.93

Total from investment operations	1.98	0.06	4.52	2.00	4.14

Less distributions:
Dividends from net investment income	(0.27)	(0.21)	(0.16)	(0.19)	(0.22)
Distributions from net realized gains	(0.91)	(1.54)	(4.61)	(0.30)	(0.24)

Total dividends and distributions	(1.18)	(1.75)	(4.77)	(0.49)	(0.46)

Net asset value, end of year	$19.10	$18.30	$19.99	$20.24	$18.73

Total return	10.90%	0.20%	23.18%	11.09%	27.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$657,726	$560,858	$466,004	$335,218	$282,436
Ratio of expenses to average net assets (f)	0.96%	0.96%	0.96%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets (f)	1.42%	1.13%	0.66%	1.11%	1.19%
Portfolio turnover rate^	139%	137%	97%	146%	153%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.23	$19.92	$20.18	$18.67	$15.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.27	0.21	0.23	0.25
Net realized and unrealized gain (loss)	1.72	(0.16)	4.36	1.81	3.92

Total from investment operations	2.03	0.11	4.57	2.04	4.17

Less distributions:
Dividends from net investment income	(0.32)	(0.26)	(0.22)	(0.23)	(0.26)
Distributions from net realized gains	(0.91)	(1.54)	(4.61)	(0.30)	(0.24)

Total dividends and distributions	(1.23)	(1.80)	(4.83)	(0.53)	(0.50)

Net asset value, end of year	$19.03	$18.23	$19.92	$20.18	$18.67

Total return	11.20%	0.45%	23.48%	11.35%	27.87%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$320,973	$328,392	$394,708	$416,748	$353,985
Ratio of expenses to average net assets (f)	0.71%	0.71%	0.71%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets (f)	1.66%	1.35%	0.89%	1.36%	1.43%
Portfolio turnover rate^	139%	137%	97%	146%	153%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC
➢	Capital International, Inc.
➢	GQG Partners LLC
➢	Vaughan Nelson Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	23.87%	14.24%	10.57%
Portfolio – Class IB Shares	23.98	14.26	10.58
Portfolio – Class K Shares	24.24	14.54	10.85
S&P 500® Index	26.29	15.69	12.03

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 23.98% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P 500® Index, which returned 26.29% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection within the Industrials sector added to relative performance, with Saia, Inc. the top contributor. Transportation and logistics company Saia benefitted from competitor Yellow’s bankruptcy in the less-than-truckload segment.

•	Stock selection within the Materials, Energy and Information Technology sectors was additive.

•	Within the Information Technology sector, overweighting Salesforce Inc. and ServiceNow Inc. helped relative returns.

•	Within the Energy sector, underweighting Chevron Corp. aided returns.

•	Cruise-ship operator Royal Caribbean Group Ltd.’s stock rose as bookings outpaced pre-pandemic levels, so an overweight position added to relative returns.

•	In the Health Care sector, a relative underweight to Pfizer Inc. and a relative overweight to Eli Lilly and Co. aided relative returns.

What hurt performance during the year:

•	An underweight to the Information Technology sector was the leading detractor from relative returns, led by an underweight position in Apple, Inc.

•	Overweight and security selection within Consumer Staples detracted, with Dollar General Corp. the largest detractor.

•	Turning to other sectors, stock selection detracted in the Financials and Consumer Staples sectors, and a relative overweight in the Energy sector was detrimental as well.

•	Overweight and security selection within Utilities detracted, with NextEra Energy, Inc. the largest detractor.

•	Within the Consumer Discretionary sector, an underweight in Tesla, Inc. detracted.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	23.7%
Health Care	10.3
Financials	10.0
Exchange Traded Funds	9.1
Consumer Discretionary	8.6
Communication Services	7.2
Industrials	7.2
Investment Companies	5.2
Consumer Staples	4.0
Energy	3.3
Materials	2.8
Utilities	2.0
Real Estate	1.6
Cash and Other	5.0

100.0%

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UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,075.50	$4.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.53
Class IB
Actual	1,000.00	1,076.50	4.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.72	4.53
Class K
Actual	1,000.00	1,077.90	3.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.98	3.26

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.89%, 0.89% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.2%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.	184,913	$3,102,840
Verizon Communications, Inc.	108,726	4,098,970

		7,201,810

Entertainment (1.0%)
Electronic Arts, Inc.	6,389	874,079
Live Nation Entertainment, Inc.*	3,580	335,088
Netflix, Inc.*	15,411	7,503,308
Take-Two Interactive Software, Inc.*	18,986	3,055,797
Walt Disney Co. (The)*	90,882	8,205,736
Warner Bros Discovery, Inc.*	56,457	642,480

		20,616,488

Interactive Media & Services (5.3%)
Alphabet, Inc., Class A*	223,936	31,281,620
Alphabet, Inc., Class C*	236,828	33,376,170
Match Group, Inc.*	7,436	271,414
Meta Platforms, Inc., Class A*	115,526	40,891,583
Pinterest, Inc., Class A*	29,415	1,089,531

		106,910,318

Media (0.5%)
Charter Communications, Inc., Class A*	8,466	3,290,565
Comcast Corp., Class A	103,852	4,553,910
Fox Corp., Class A	6,534	193,864
Fox Corp., Class B	3,926	108,554
Interpublic Group of Cos., Inc. (The)	10,102	329,729
News Corp., Class A	9,323	228,880
News Corp., Class B (x)	2,666	68,569
Omnicom Group, Inc.	5,264	455,389
Paramount Global, Class B	11,916	176,238

		9,405,698

Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc.	13,160	2,109,943

Total Communication Services		146,244,257

Consumer Discretionary (8.6%)
Automobile Components (0.0%)†
Aptiv plc*	7,486	671,644
BorgWarner, Inc.	5,675	203,449

		875,093

Automobiles (1.2%)
Ford Motor Co.	417,740	5,092,251
General Motors Co.	35,845	1,287,552
Tesla, Inc.*	71,525	17,772,532

		24,152,335

Broadline Retail (2.9%)
Amazon.com, Inc.*	385,833	58,623,466
eBay, Inc.	13,213	576,351
Etsy, Inc.*	3,301	267,546

		59,467,363

Distributors (0.1%)
Genuine Parts Co.	3,525	488,212
LKQ Corp.	7,086	338,640
Pool Corp.	1,035	412,665

		1,239,517

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A*	11,187	1,522,998
Aramark	69,230	1,945,363
Booking Holdings, Inc.*	902	3,199,592
Caesars Entertainment, Inc.*	5,672	265,903
Carnival Corp.*	25,649	475,532
Chipotle Mexican Grill, Inc.*	2,348	5,369,782
Darden Restaurants, Inc.	3,121	512,780
Domino’s Pizza, Inc.	881	363,175
Expedia Group, Inc.*	3,404	516,693
Hilton Worldwide Holdings, Inc.	6,618	1,205,072
Las Vegas Sands Corp.	9,547	469,808
Marriott International, Inc., Class A	15,950	3,596,884
McDonald’s Corp.	18,759	5,562,231
MGM Resorts International*	6,829	305,120
Norwegian Cruise Line Holdings Ltd.*	10,465	209,719
Royal Caribbean Cruises Ltd.*	46,498	6,021,026
Starbucks Corp.	29,550	2,837,096
Wynn Resorts Ltd.	2,597	236,613
Yum! Brands, Inc.	19,068	2,491,425

		37,106,812

Household Durables (0.5%)
DR Horton, Inc.	51,916	7,890,194
Garmin Ltd.	3,951	507,861
Lennar Corp., Class A	6,410	955,346
Mohawk Industries, Inc.*	1,534	158,769
NVR, Inc.*	82	574,037
PulteGroup, Inc.	5,480	565,646
Whirlpool Corp.	1,317	160,371

		10,812,224

Leisure Products (0.0%)†
Hasbro, Inc.	3,340	170,541

Specialty Retail (1.7%)
AutoZone, Inc.*	456	1,179,038
Bath & Body Works, Inc.	5,635	243,207
Best Buy Co., Inc.	4,883	382,241
Burlington Stores, Inc.*	10,119	1,967,943
CarMax, Inc.*	4,247	325,915
Home Depot, Inc. (The)	25,864	8,963,169
Lowe’s Cos., Inc.	14,925	3,321,559
O’Reilly Automotive, Inc.*	9,990	9,491,299
Ross Stores, Inc.	8,758	1,212,020
TJX Cos., Inc. (The)	29,588	2,775,650
Tractor Supply Co. (x)	14,275	3,069,553
Ulta Beauty, Inc.*	1,306	639,927

		33,571,521

Textiles, Apparel & Luxury Goods (0.4%)
Lululemon Athletica, Inc.*	2,959	1,512,907
NIKE, Inc., Class B	45,201	4,907,473
Ralph Lauren Corp.	1,114	160,639
Tapestry, Inc.	6,155	226,565
VF Corp. (x)	7,805	146,734

		6,954,318

Total Consumer Discretionary		174,349,724

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples (4.0%)
Beverages (1.0%)
Brown-Forman Corp., Class B	4,602	$262,774
Coca-Cola Co. (The)	100,630	5,930,126
Constellation Brands, Inc., Class A	13,549	3,275,470
Keurig Dr Pepper, Inc.	26,044	867,786
Molson Coors Beverage Co., Class B	34,914	2,137,086
Monster Beverage Corp.*	18,880	1,087,677
PepsiCo, Inc.	35,557	6,039,001

		19,599,920

Consumer Staples Distribution & Retail (1.0%)
Costco Wholesale Corp.	11,450	7,557,916
Dollar General Corp.	19,137	2,601,675
Dollar Tree, Inc.*	5,333	757,553
Kroger Co. (The)	17,117	782,418
Sysco Corp.	12,949	946,960
Target Corp.	12,053	1,716,588
Walgreens Boots Alliance, Inc.	18,197	475,124
Walmart, Inc.	36,893	5,816,182

		20,654,416

Food Products (0.6%)
Archer-Daniels-Midland Co.	13,973	1,009,130
Bunge Global SA	3,696	373,111
Campbell Soup Co.	4,837	209,104
Conagra Brands, Inc.	11,973	343,146
General Mills, Inc.	15,248	993,255
Hershey Co. (The)	3,801	708,658
Hormel Foods Corp.	7,237	232,380
J M Smucker Co. (The)	2,738	346,029
Kellanova	6,851	383,039
Kraft Heinz Co. (The)	77,083	2,850,529
Lamb Weston Holdings, Inc.	3,759	406,310
McCormick & Co., Inc. (Non-Voting)	6,658	455,540
Mondelez International, Inc., Class A	35,183	2,548,305
Tyson Foods, Inc., Class A	7,653	411,349

		11,269,885

Household Products (0.7%)
Church & Dwight Co., Inc.	23,672	2,238,425
Clorox Co. (The)	3,297	470,119
Colgate-Palmolive Co.	21,241	1,693,120
Kimberly-Clark Corp.	8,630	1,048,631
Procter & Gamble Co. (The)	60,953	8,932,053

		14,382,348

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	38,658	5,653,733
Kenvue, Inc.	45,246	974,146

		6,627,879

Tobacco (0.4%)
Altria Group, Inc.	45,713	1,844,062
Philip Morris International, Inc.	69,972	6,582,966

		8,427,028

Total Consumer Staples		80,961,476

Energy (3.3%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	25,792	881,571
Halliburton Co.	23,552	851,405
Schlumberger NV	172,234	8,963,057

		10,696,033

Oil, Gas & Consumable Fuels (2.8%)
APA Corp.	7,950	285,246
Canadian Natural Resources Ltd.	142,297	9,323,299
Chevron Corp.	45,403	6,772,311
ConocoPhillips	30,709	3,564,394
Coterra Energy, Inc.	19,994	510,247
Devon Energy Corp.	16,302	738,481
Diamondback Energy, Inc.	4,641	719,726
EOG Resources, Inc.	15,029	1,817,758
EQT Corp.	10,638	411,265
Exxon Mobil Corp.	103,594	10,357,328
Hess Corp.	43,860	6,322,858
Kinder Morgan, Inc.	49,385	871,151
Kosmos Energy Ltd.*	794,980	5,334,316
Marathon Oil Corp.	14,908	360,177
Marathon Petroleum Corp.	9,820	1,456,895
Occidental Petroleum Corp.	17,318	1,034,058
ONEOK, Inc.	15,292	1,073,804
Phillips 66	11,378	1,514,867
Pioneer Natural Resources Co.	6,108	1,373,567
Targa Resources Corp.	5,611	487,428
Valero Energy Corp.	8,805	1,144,650
Williams Cos., Inc. (The)	31,206	1,086,905

		56,560,731

Total Energy		67,256,764

Financials (10.0%)
Banks (2.2%)
Bank of America Corp.	178,058	5,995,213
Citigroup, Inc.	49,497	2,546,126
Citizens Financial Group, Inc.	72,054	2,387,869
Comerica, Inc.	3,197	178,425
Fifth Third Bancorp	17,555	605,472
Huntington Bancshares, Inc.	36,834	468,528
JPMorgan Chase & Co.	130,900	22,266,090
KeyCorp	24,104	347,098
M&T Bank Corp.	4,272	585,606
PNC Financial Services Group, Inc. (The)‡	10,366	1,605,175
Regions Financial Corp.	23,719	459,674
Truist Financial Corp.	34,970	1,291,092
US Bancorp	40,129	1,736,783
Wells Fargo & Co.	93,921	4,622,792
Zions Bancorp NA	4,173	183,069

		45,279,012

Capital Markets (2.7%)
Ameriprise Financial, Inc.	2,617	994,015
Bank of New York Mellon Corp. (The)	20,239	1,053,440
BlackRock, Inc.‡	3,617	2,936,281
Blackstone, Inc.	18,313	2,397,538
Cboe Global Markets, Inc.	2,766	493,897
Charles Schwab Corp. (The)	38,476	2,647,149

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
CME Group, Inc.	9,275	$1,953,315
FactSet Research Systems, Inc.	1,007	480,389
Franklin Resources, Inc.	7,151	213,028
Goldman Sachs Group, Inc. (The)	27,043	10,432,378
Intercontinental Exchange, Inc.	93,866	12,055,210
Invesco Ltd.	10,647	189,943
KKR & Co., Inc.	28,642	2,372,990
MarketAxess Holdings, Inc.	960	281,136
Moody’s Corp.	4,040	1,577,862
Morgan Stanley	32,684	3,047,783
MSCI, Inc.	6,994	3,956,156
Nasdaq, Inc.	8,726	507,330
Northern Trust Corp.	5,529	466,537
Raymond James Financial, Inc.	4,934	550,141
S&P Global, Inc.	8,379	3,691,117
State Street Corp.	7,981	618,208
T. Rowe Price Group, Inc.	5,701	613,941

		53,529,784

Consumer Finance (0.3%)
American Express Co.	14,889	2,789,305
Capital One Financial Corp.	9,762	1,279,994
Discover Financial Services	6,425	722,170
Synchrony Financial	10,426	398,169

		5,189,638

Financial Services (3.2%)
Berkshire Hathaway, Inc., Class B*	67,474	24,065,277
Fidelity National Information Services, Inc.	15,414	925,919
Fiserv, Inc.*	15,522	2,061,943
FleetCor Technologies, Inc.*	1,840	520,002
Global Payments, Inc.	6,643	843,661
Jack Henry & Associates, Inc.	1,935	316,198
Mastercard, Inc., Class A	31,102	13,265,314
PayPal Holdings, Inc.*	27,883	1,712,295
Toast, Inc., Class A*	74,642	1,362,963
Visa, Inc., Class A	76,786	19,991,235

		65,064,807

Insurance (1.6%)
Aflac, Inc.	13,669	1,127,692
Allstate Corp. (The)	6,697	937,446
American International Group, Inc.	18,081	1,224,988
Aon plc, Class A	24,428	7,109,037
Arch Capital Group Ltd.*	26,581	1,974,171
Arthur J Gallagher & Co.	5,658	1,272,371
Assurant, Inc.	1,387	233,696
Brown & Brown, Inc.	6,177	439,246
Chubb Ltd.	10,551	2,384,526
Cincinnati Financial Corp.	3,978	411,564
Everest Group Ltd.	1,121	396,363
Globe Life, Inc.	2,311	281,295
Hartford Financial Services Group, Inc. (The)	7,927	637,172
Loews Corp.	4,575	318,374
Marsh & McLennan Cos., Inc.	28,057	5,315,960
MetLife, Inc.	15,924	1,053,054
Principal Financial Group, Inc.	5,867	461,557
Progressive Corp. (The)	28,712	4,573,247
Prudential Financial, Inc.	9,337	968,340
Travelers Cos., Inc. (The)	5,846	1,113,605
W R Berkley Corp.	5,221	369,229
Willis Towers Watson plc	2,628	633,874

		33,236,807

Total Financials		202,300,048

Health Care (10.3%)
Biotechnology (1.4%)
AbbVie, Inc.	64,157	9,942,410
Alnylam Pharmaceuticals, Inc.*	5,247	1,004,328
Amgen, Inc.	13,841	3,986,485
Biogen, Inc.*	3,727	964,436
Gilead Sciences, Inc.	32,225	2,610,547
Incyte Corp.*	4,643	291,534
Moderna, Inc.*	8,613	856,563
Regeneron Pharmaceuticals, Inc.*	5,751	5,051,046
Vertex Pharmaceuticals, Inc.*	6,664	2,711,515

		27,418,864

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	63,585	6,998,801
Align Technology, Inc.*	1,904	521,696
Baxter International, Inc.	13,240	511,858
Becton Dickinson & Co.	7,459	1,818,728
Boston Scientific Corp.*	37,792	2,184,756
Cooper Cos., Inc. (The)	1,240	469,266
Dentsply Sirona, Inc.	5,254	186,990
Dexcom, Inc.*	56,504	7,011,581
Edwards Lifesciences Corp.*	15,540	1,184,925
GE HealthCare Technologies, Inc.	10,329	798,638
Hologic, Inc.*	6,403	457,494
IDEXX Laboratories, Inc.*	2,179	1,209,454
Insulet Corp.*	1,753	380,366
Intuitive Surgical, Inc.*	9,105	3,071,663
Medtronic plc	34,410	2,834,696
ResMed, Inc.	3,833	659,353
STERIS plc	2,610	573,808
Stryker Corp.	8,744	2,618,478
Teleflex, Inc.	1,221	304,444
Zimmer Biomet Holdings, Inc.	5,507	670,202

		34,467,197

Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	6,347	639,778
Cencora, Inc.	4,371	897,716
Centene Corp.*	13,815	1,025,211
Chemed Corp.	6,610	3,865,198
Cigna Group (The)	14,511	4,345,319
CVS Health Corp.	33,217	2,622,814
DaVita, Inc.*	1,289	135,036
Elevance Health, Inc.	8,671	4,088,897
HCA Healthcare, Inc.	5,122	1,386,423
Henry Schein, Inc.*	3,244	245,603
Humana, Inc.	9,970	4,564,366
Laboratory Corp. of America Holdings	2,162	491,401
McKesson Corp.	3,441	1,593,114
Molina Healthcare, Inc.*	1,542	557,140
Quest Diagnostics, Inc.	2,906	400,679
UnitedHealth Group, Inc.	46,237	24,342,393
Universal Health Services, Inc., Class B	1,657	252,593

		51,453,681

See Notes to Financial Statements.

1121

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	7,483	$1,040,362
Bio-Rad Laboratories, Inc., Class A*	527	170,163
Bio-Techne Corp.	4,116	317,591
Charles River Laboratories International, Inc.*	1,338	316,303
Danaher Corp.	50,154	11,602,626
Illumina, Inc.*	4,079	567,960
IQVIA Holdings, Inc.*	4,765	1,102,526
Mettler-Toledo International, Inc.*	1,903	2,308,263
Revvity, Inc.	3,188	348,480
Thermo Fisher Scientific, Inc.	9,992	5,303,654
Waters Corp.*	1,506	495,820
West Pharmaceutical Services, Inc.	1,885	663,746

		24,237,494

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	92,235	4,732,578
Catalent, Inc.*	4,331	194,592
Eli Lilly and Co.	45,694	26,635,946
Johnson & Johnson	107,970	16,923,218
Merck & Co., Inc.	65,535	7,144,626
Pfizer, Inc.	146,027	4,204,117
Viatris, Inc.	31,430	340,387
Zoetis, Inc.	51,154	10,096,265

		70,271,729

Total Health Care		207,848,965

Industrials (7.2%)
Aerospace & Defense (1.1%)
Axon Enterprise, Inc.*	1,810	467,577
Boeing Co. (The)*	14,707	3,833,526
General Dynamics Corp.	5,830	1,513,876
Howmet Aerospace, Inc.	9,974	539,793
Huntington Ingalls Industries, Inc.	1,042	270,545
L3Harris Technologies, Inc.	4,899	1,031,827
Lockheed Martin Corp.	5,711	2,588,454
Northrop Grumman Corp.	3,658	1,712,456
RTX Corp.	37,187	3,128,914
Textron, Inc.	5,042	405,478
TransDigm Group, Inc.	6,843	6,922,379

		22,414,825

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	3,171	273,943
Expeditors International of Washington, Inc.	3,715	472,548
FedEx Corp.	17,051	4,313,391
United Parcel Service, Inc., Class B	18,705	2,940,987

		8,000,869

Building Products (0.5%)
A.O. Smith Corp.	3,294	271,557
Allegion plc	2,185	276,818
Armstrong World Industries, Inc.	24,333	2,392,421
Builders FirstSource, Inc.*	3,191	532,706
Carrier Global Corp.	56,390	3,239,605
Johnson Controls International plc	17,463	1,006,567
Masco Corp.	6,031	403,956
Trane Technologies plc	5,869	1,431,449

		9,555,079

Commercial Services & Supplies (0.4%)
Cintas Corp.	2,216	1,335,495
Copart, Inc.*	22,729	1,113,721
Republic Services, Inc.	5,278	870,395
Rollins, Inc.	6,993	305,384
Veralto Corp.	5,873	483,113
Vestis Corp.	13,846	292,704
Waste Connections, Inc.	11,355	1,694,961
Waste Management, Inc.	9,450	1,692,495

		7,788,268

Construction & Engineering (0.0%)†
Quanta Services, Inc.	3,790	817,882

Electrical Equipment (0.4%)
AMETEK, Inc.	18,401	3,034,141
Eaton Corp. plc	10,321	2,485,503
Emerson Electric Co.	14,912	1,451,385
Generac Holdings, Inc.*	1,491	192,697
Hubbell, Inc., Class B	1,439	473,330
Rockwell Automation, Inc.	2,966	920,884

		8,557,940

Ground Transportation (1.9%)
CSX Corp.	51,106	1,771,845
JB Hunt Transport Services, Inc.	2,042	407,869
Norfolk Southern Corp.	5,848	1,382,350
Old Dominion Freight Line, Inc.	2,328	943,608
Saia, Inc.*	27,606	12,097,502
Uber Technologies, Inc.*	158,398	9,752,565
Union Pacific Corp.	49,395	12,132,400

		38,488,139

Industrial Conglomerates (0.6%)
3M Co.	14,422	1,576,613
General Electric Co.	55,574	7,092,909
Honeywell International, Inc.	17,049	3,575,346

		12,244,868

Machinery (0.9%)
Caterpillar, Inc.	13,193	3,900,774
Cummins, Inc.	3,644	872,993
Deere & Co.	6,927	2,769,900
Dover Corp.	3,617	556,331
Fortive Corp.	9,073	668,045
IDEX Corp.	1,981	430,095
Illinois Tool Works, Inc.	7,079	1,854,273
Ingersoll Rand, Inc.	10,484	810,833
Nordson Corp.	1,376	363,484
Otis Worldwide Corp.	10,477	937,377
PACCAR, Inc.*	13,496	1,317,884
Parker-Hannifin Corp.	3,346	1,541,502
Pentair plc	4,425	321,742
Snap-on, Inc.	1,419	409,864
Stanley Black & Decker, Inc.	3,880	380,628
Westinghouse Air Brake Technologies Corp.	4,600	583,740
Xylem, Inc.	6,296	720,011

		18,439,476

Passenger Airlines (0.1%)
American Airlines Group, Inc.*	17,864	245,451
Delta Air Lines, Inc.	16,749	673,812

See Notes to Financial Statements.

1122

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Southwest Airlines Co.	15,761	$455,178
United Airlines Holdings, Inc.*	8,167	336,971

		1,711,412

Professional Services (0.7%)
Automatic Data Processing, Inc.	10,637	2,478,102
Broadridge Financial Solutions, Inc.	3,028	623,011
Ceridian HCM Holding, Inc.*	29,675	1,991,786
Equifax, Inc.	3,255	804,929
Jacobs Solutions, Inc.	3,179	412,634
Leidos Holdings, Inc.	3,530	382,087
Paychex, Inc.	8,425	1,003,502
Paycom Software, Inc.	1,265	261,501
Robert Half, Inc.	2,910	255,847
Verisk Analytics, Inc.	28,280	6,754,961

		14,968,360

Trading Companies & Distributors (0.2%)
Fastenal Co.	14,615	946,614
United Rentals, Inc.	1,748	1,002,338
WW Grainger, Inc.	1,152	954,651

		2,903,603

Total Industrials		145,890,721

Information Technology (23.7%)
Communications Equipment (0.4%)
Arista Networks, Inc.*	6,577	1,548,949
Cisco Systems, Inc.	104,755	5,292,223
F5, Inc.*	1,611	288,337
Juniper Networks, Inc.	7,929	233,747
Motorola Solutions, Inc.	4,272	1,337,520

		8,700,776

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	15,473	1,533,838
CDW Corp.	3,474	789,710
Corning, Inc.	20,272	617,282
Jabil, Inc.	3,309	421,567
Keysight Technologies, Inc.*	4,665	742,155
TE Connectivity Ltd.	8,037	1,129,199
Teledyne Technologies, Inc.*	1,201	535,994
Trimble, Inc.*	37,079	1,972,603
Zebra Technologies Corp., Class A*	1,380	377,195

		8,119,543

IT Services (1.5%)
Accenture plc, Class A	37,136	13,031,394
Akamai Technologies, Inc.*	3,817	451,742
Cognizant Technology Solutions Corp., Class A	12,884	973,128
EPAM Systems, Inc.*	1,531	455,227
Gartner, Inc.*	2,016	909,438
GoDaddy, Inc., Class A*	11,391	1,209,269
International Business Machines Corp.	23,615	3,862,233
Snowflake, Inc., Class A*	11,576	2,303,624
VeriSign, Inc.*	33,256	6,849,406

		30,045,461

Semiconductors & Semiconductor Equipment (8.0%)
Advanced Micro Devices, Inc.*	77,428	11,413,662
Analog Devices, Inc.	12,887	2,558,843
Applied Materials, Inc.	21,634	3,506,222
ARM Holdings plc (ADR) (x)*	44,202	3,321,559
Broadcom, Inc.	27,842	31,078,633
Enphase Energy, Inc.*	7,432	982,065
First Solar, Inc.*	2,779	478,766
Intel Corp.	138,552	6,962,238
KLA Corp.	8,663	5,035,802
Lam Research Corp.	10,910	8,545,367
Microchip Technology, Inc.	14,147	1,275,776
Micron Technology, Inc.	86,783	7,406,061
Monolithic Power Systems, Inc.	17,086	10,777,507
NVIDIA Corp.	114,044	56,476,870
NXP Semiconductors NV	6,755	1,551,488
ON Semiconductor Corp.*	11,229	937,958
Qorvo, Inc.*	2,382	268,237
QUALCOMM, Inc.	28,784	4,163,030
Skyworks Solutions, Inc.	4,036	453,727
Teradyne, Inc.	3,893	422,468
Texas Instruments, Inc.	23,488	4,003,765
Wolfspeed, Inc.*	24,367	1,060,208

		162,680,252

Software (9.5%)
Adobe, Inc.*	14,133	8,431,748
ANSYS, Inc.*	2,219	805,231
AppLovin Corp., Class A*	200,498	7,989,845
Atlassian Corp., Class A*	8,225	1,956,399
Autodesk, Inc.*	5,528	1,345,957
Cadence Design Systems, Inc.*	7,003	1,907,407
DocuSign, Inc.*	10,189	605,736
Fair Isaac Corp.*	652	758,935
Fortinet, Inc.*	16,410	960,477
Gen Digital, Inc.	14,227	324,660
Intuit, Inc.	14,462	9,039,184
Microsoft Corp.	288,429	108,460,841
Oracle Corp.	41,030	4,325,793
Palo Alto Networks, Inc.*	8,030	2,367,886
PTC, Inc.*	3,007	526,105
Roper Technologies, Inc.	2,784	1,517,753
Salesforce, Inc.*	73,121	19,241,060
ServiceNow, Inc.*	20,681	14,610,920
Synopsys, Inc.*	12,037	6,197,972
Tyler Technologies, Inc.*	1,070	447,388

		191,821,297

Technology Hardware, Storage & Peripherals (3.9%)
Apple, Inc.	393,098	75,683,158
Hewlett Packard Enterprise Co.	33,671	571,734
HP, Inc.	22,761	684,878
NetApp, Inc.	5,432	478,885
Seagate Technology Holdings plc	5,064	432,314
Western Digital Corp.*	8,229	430,953

		78,281,922

Total Information Technology		479,649,251

Materials (2.8%)
Chemicals (1.5%)
Air Products and Chemicals, Inc.	5,718	1,565,588
Albemarle Corp.	3,172	458,291
Celanese Corp.	2,595	403,185
CF Industries Holdings, Inc.	4,782	380,169

See Notes to Financial Statements.

1123

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Corteva, Inc.	38,704	$1,854,696
Dow, Inc.	18,245	1,000,556
DuPont de Nemours, Inc.	11,122	855,615
Eastman Chemical Co.	2,948	264,789
Ecolab, Inc.	6,555	1,300,184
FMC Corp.	3,135	197,662
International Flavors & Fragrances, Inc.	6,631	536,912
Linde plc	19,894	8,170,665
LyondellBasell Industries NV, Class A	6,600	627,528
Mosaic Co. (The)	8,883	317,390
PPG Industries, Inc.	6,028	901,487
Sherwin-Williams Co. (The)	36,422	11,360,022

		30,194,739

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	6,704	3,344,693
Vulcan Materials Co.	3,390	769,564

		4,114,257

Containers & Packaging (0.1%)
Amcor plc	37,177	358,386
Avery Dennison Corp.	2,061	416,652
Ball Corp.	8,051	463,094
International Paper Co.	8,648	312,625
Packaging Corp. of America	2,340	381,209
Westrock Co.	6,483	269,174

		2,201,140

Metals & Mining (1.0%)
Alcoa Corp.	83,340	2,833,560
ATI, Inc.*	113,200	5,147,204
Freeport-McMoRan, Inc.	37,399	1,592,075
Newmont Corp.	30,059	1,244,142
Nucor Corp.	6,278	1,092,623
Steel Dynamics, Inc.	4,068	480,431
Wheaton Precious Metals Corp.	142,835	7,047,479

		19,437,514

Total Materials		55,947,650

Real Estate (1.6%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc. (REIT)	13,543	268,151
Ventas, Inc. (REIT)	10,583	527,457
Welltower, Inc. (REIT)	35,005	3,156,401

		3,952,009

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	18,005	350,557

Industrial REITs (0.4%)
Prologis, Inc. (REIT)	55,791	7,436,940

Office REITs (0.0%)†
Alexandria Real Estate Equities, Inc. (REIT)	3,976	504,038
Boston Properties, Inc. (REIT)	3,724	261,313

		765,351

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	8,057	750,026
CoStar Group, Inc.*	10,498	917,420

		1,667,446

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	3,728	697,956
Camden Property Trust (REIT)	2,775	275,530
Equity Residential (REIT)	8,766	536,129
Essex Property Trust, Inc. (REIT)	1,724	427,449
Invitation Homes, Inc. (REIT)	14,686	500,939
Mid-America Apartment Communities, Inc. (REIT)	3,054	410,641
UDR, Inc. (REIT)	7,525	288,132

		3,136,776

Retail REITs (0.1%)
Federal Realty Investment Trust (REIT)	1,972	203,214
Kimco Realty Corp. (REIT)	15,704	334,652
Realty Income Corp. (REIT)	18,440	1,058,825
Regency Centers Corp. (REIT)	4,090	274,030
Simon Property Group, Inc. (REIT)	8,365	1,193,184

		3,063,905

Specialized REITs (0.6%)
American Tower Corp. (REIT)	12,056	2,602,649
Crown Castle, Inc. (REIT)	11,386	1,311,553
Digital Realty Trust, Inc. (REIT)	7,903	1,063,586
Equinix, Inc. (REIT)	2,418	1,947,433
Extra Space Storage, Inc. (REIT)	5,423	869,470
Iron Mountain, Inc. (REIT)	7,757	542,835
Public Storage (REIT)	4,062	1,238,910
SBA Communications Corp. (REIT)	2,761	700,438
VICI Properties, Inc. (REIT), Class A	26,894	857,381
Weyerhaeuser Co. (REIT)	18,664	648,947

		11,783,202

Total Real Estate		32,156,186

Utilities (2.0%)
Electric Utilities (1.5%)
Alliant Energy Corp.	6,878	352,841
American Electric Power Co., Inc.	13,525	1,098,500
Constellation Energy Corp.	31,030	3,627,097
Duke Energy Corp.	19,853	1,926,535
Edison International	9,801	700,673
Entergy Corp.	44,746	4,527,848
Evergy, Inc.	5,784	301,925
Eversource Energy	9,306	574,366
Exelon Corp.	26,129	938,031
FirstEnergy Corp.	13,019	477,277
NextEra Energy, Inc.	125,666	7,632,953
NRG Energy, Inc.	5,638	291,485
PG&E Corp.	54,323	979,444
Pinnacle West Capital Corp.	2,930	210,491
PPL Corp.	19,347	524,304
Southern Co. (The)	83,680	5,867,642
Xcel Energy, Inc.	14,274	883,703

		30,915,115

Gas Utilities (0.0%)†
Atmos Energy Corp.	3,728	432,075

See Notes to Financial Statements.

1124

EQ ADVISORS TRUST

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	17,011	$327,461
Vistra Corp.	55,317	2,130,811

		2,458,272

Multi-Utilities (0.4%)
Ameren Corp.	7,001	506,452
CenterPoint Energy, Inc.	15,998	457,063
CMS Energy Corp.	7,308	424,376
Consolidated Edison, Inc.	9,056	823,824
Dominion Energy, Inc.	21,969	1,032,543
DTE Energy Co.	5,443	600,145
NiSource, Inc.	11,203	297,440
Public Service Enterprise Group, Inc.	12,676	775,137
Sempra	16,212	1,211,523
WEC Energy Group, Inc.	8,228	692,551

		6,821,054

Water Utilities (0.0%)†
American Water Works Co., Inc.	5,115	675,129

Total Utilities		41,301,645

Total Common Stocks (80.7%) (Cost $690,506,840)		1,633,906,687

EXCHANGE TRADED FUNDS (ETF):
Equity (9.1%)
iShares Core S&P 500 ETF	130,344	62,256,204
iShares Morningstar Growth ETF	7,290	494,408
iShares Morningstar U.S. Equity ETF‡	467,408	30,736,750
iShares Morningstar Value ETF (x)	123,926	8,751,654
iShares Russell 1000 ETF (x)	117,399	30,789,062
SPDR Portfolio S&P 500 Growth ETF	7,000	455,420
SPDR Portfolio S&P 500 Value ETF (x)	29,200	1,361,596
Vanguard Growth ETF	1,600	497,408
Vanguard Large-Cap ETF (x)	140,113	30,565,651
Vanguard Russell 1000 Growth ETF	5,800	452,516
Vanguard Russell 1000 Value	124,400	9,023,976
Vanguard Value ETF (x)	59,500	8,895,250

Total Exchange Traded Funds (9.1%) (Cost $62,320,818)		184,279,895

SHORT-TERM INVESTMENTS:
Investment Companies (5.2%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	12,000,000	$12,000,000
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	5,150,569	5,150,569
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,983,871	2,983,871
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	85,329,499	85,397,763

Total Investment Companies		105,532,203

Total Short-Term Investments (5.2%) (Cost $105,484,157)		105,532,203

Total Investments in Securities (95.0%) (Cost $858,311,815 )		1,923,718,785
Other Assets Less Liabilities (5.0%)		100,778,944

Net Assets (100%)		$2,024,497,729

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $20,213,657. This was collateralized by $882,430 of various U.S. Government Treasury Securities, ranging from 0.250% – 4.125%, maturing 12/31/24 – 2/15/52 and by cash of $20,134,440 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Banks
PNC Financial Services Group, Inc. (The)	10,366	1,873,484	—	(192,081)	133,109	(209,337)	1,605,175	68,601	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Capital Markets
BlackRock, Inc.	3,617	3,130,727	—	(553,016)	377,536	(18,966)	2,936,281	81,429	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar U.S. Equity ETF	467,408	32,263,477	—	(8,801,351)	4,850,650	2,423,974	30,736,750	510,268	—

Total		37,267,688	—	(9,546,448)	5,361,295	2,195,671	35,278,206	660,298	—

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	802	3/2024	USD	193,282,000	6,738,671

					6,738,671

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$146,244,257	$—	$—	$146,244,257
Consumer Discretionary	174,349,724	—	—	174,349,724
Consumer Staples	80,961,476	—	—	80,961,476
Energy	67,256,764	—	—	67,256,764
Financials	202,300,048	—	—	202,300,048
Health Care	207,848,965	—	—	207,848,965
Industrials	145,890,721	—	—	145,890,721
Information Technology	479,649,251	—	—	479,649,251
Materials	55,947,650	—	—	55,947,650
Real Estate	32,156,186	—	—	32,156,186
Utilities	41,301,645	—	—	41,301,645
Exchange Traded Funds	184,279,895	—	—	184,279,895
Futures	6,738,671	—	—	6,738,671
Short-Term Investments
Investment Companies	105,532,203	—	—	105,532,203

Total Assets	$1,930,457,456	$—	$—	$1,930,457,456

Total Liabilities	$—	$—	$—	$—

Total	$1,930,457,456	$—	$—	$1,930,457,456

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$6,738,671	*

Total		$6,738,671

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$22,292,798	$22,292,798

Total	$22,292,798	$22,292,798

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$12,324,501	$12,324,501

Total	$12,324,501	$12,324,501

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$188,119,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$518,263,769
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$738,690,833

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 2%)*	Net Proceeds of Sales and Redemptions (affiliated 3%)*	Net Realized Gain (Loss)
$ 9,449,152	$21,141,757	$11,587,953

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,079,306,137
Aggregate gross unrealized depreciation	(17,534,398)

Net unrealized appreciation	$1,061,771,739

Federal income tax cost of investments in securities and derivative instruments, if applicable	$868,685,717

For the year ended December 31, 2023, the Portfolio incurred approximately $8,897 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $9,648,396)	$35,278,206
Unaffiliated Issuers (Cost $848,663,419)	1,888,440,579
Cash	111,350,002
Foreign cash (Cost $7)	7
Cash held as collateral at broker for futures	9,594,600
Receivable for securities sold	3,897,984
Dividends, interest and other receivables	1,620,804
Receivable for Portfolio shares sold	22,757
Securities lending income receivable	8,984
Other assets	7,758

Total assets	2,050,221,681

LIABILITIES
Payable for return of collateral on securities loaned	20,134,440
Payable for securities purchased	2,895,262
Investment management fees payable	813,465
Payable for Portfolio shares repurchased	645,413
Due to broker for futures variation margin	541,115
Distribution fees payable – Class IB	296,686
Administrative fees payable	221,296
Trustees’ fees payable	3,782
Distribution fees payable – Class IA	1,463
Accrued expenses	171,030

Total liabilities	25,723,952

Commitments and contingent liabilities^
NET ASSETS	$2,024,497,729

Net assets were comprised of:
Paid in capital	$1,018,898,207
Total distributable earnings (loss)	1,005,599,522

Net assets	$2,024,497,729

Class IA
Net asset value, offering and redemption price per share, $7,011,783 / 658,090 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.65

Class IB
Net asset value, offering and redemption price per share, $1,415,754,556 / 132,830,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.66

Class K
Net asset value, offering and redemption price per share, $601,731,390 / 56,390,395 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.67

(x)	Includes value of securities on loan of $20,213,657.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($660,298 of dividend income received from affiliates) (net of $91,948 foreign withholding tax)	$27,513,306
Interest	5,972,142
Securities lending (net)	127,188

Total income	33,612,636

EXPENSES
Investment management fees	9,344,320
Distribution fees – Class IB	3,399,629
Administrative fees	2,495,351
Custodian fees	188,100
Professional fees	142,025
Printing and mailing expenses	138,464
Trustees’ fees	70,131
Distribution fees – Class IA	16,340
Miscellaneous	53,261

Total expenses	15,847,621

NET INVESTMENT INCOME (LOSS)	17,765,015

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($5,361,295 realized gain (loss) from affiliates)	139,960,168
Futures contracts	22,292,798
Foreign currency transactions	1,323

Net realized gain (loss)	162,254,289

Change in unrealized appreciation (depreciation) on:
Investments in securities ($2,195,671 of change in unrealized appreciation (depreciation) from affiliates)	228,487,653
Futures contracts	12,324,501

Net change in unrealized appreciation (depreciation)	240,812,154

NET REALIZED AND UNREALIZED GAIN (LOSS)	403,066,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$420,831,458

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,765,015	$17,792,211
Net realized gain (loss)	162,254,289	119,449,477
Net change in unrealized appreciation (depreciation)	240,812,154	(611,136,165)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	420,831,458	(473,894,477)

Distributions to shareholders:
Class IA	(652,632)	(580,071)
Class IB	(132,008,788)	(123,452,495)
Class K	(58,160,408)	(56,271,657)

Total distributions to shareholders	(190,821,828)	(180,304,223)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 30,585 and 56,206 shares, respectively ]	319,455	639,496
Capital shares issued in reinvestment of dividends and distributions [ 62,738 and 59,278 shares, respectively ]	652,632	580,071
Capital shares repurchased [ (67,063) and (65,876) shares , respectively]	(704,538)	(682,713)

Total Class IA transactions	267,549	536,854

Class IB
Capital shares sold [ 1,361,079 and 1,439,787 shares, respectively ]	14,154,190	15,968,874
Capital shares issued in reinvestment of dividends and distributions [ 12,686,728 and 12,611,482 shares, respectively ]	132,008,788	123,452,495
Capital shares repurchased [ (18,898,925) and (19,489,774) shares , respectively]	(197,334,260)	(214,102,784)

Total Class IB transactions	(51,171,282)	(74,681,415)

Class K
Capital shares sold [ 48,069 and 72,596 shares, respectively ]	498,550	805,616
Capital shares issued in reinvestment of dividends and distributions [ 5,578,944 and 5,737,470 shares, respectively ]	58,160,408	56,271,657
Capital shares repurchased [ (8,506,776) and (14,927,440) shares , respectively]	(89,161,190)	(163,101,963)

Total Class K transactions	(30,502,232)	(106,024,690)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(81,405,965)	(180,169,251)

TOTAL INCREASE (DECREASE) IN NET ASSETS	148,603,665	(834,367,951)
NET ASSETS:
Beginning of year	1,875,894,064	2,710,262,015

End of year	$2,024,497,729	$1,875,894,064

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.49	$12.77	$11.61	$11.26	$9.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.08	0.05	0.07	0.14
Net realized and unrealized gain (loss)	2.13	(2.42)	3.07	1.71	2.66

Total from investment operations	2.22	(2.34)	3.12	1.78	2.80

Less distributions:
Dividends from net investment income	(0.19)	— #	(0.05)	(0.07)	(0.15)
Distributions from net realized gains	(0.87)	(0.94)	(1.91)	(1.36)	(0.76)

Total dividends and distributions	(1.06)	(0.94)	(1.96)	(1.43)	(0.91)

Net asset value, end of year	$10.65	$9.49	$12.77	$11.61	$11.26

Total return	23.87%	(18.36)%	27.32%	16.27%	29.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$7,012	$5,995	$7,436	$5,879	$5,265
Ratio of expenses to average net assets (f)	0.89%	0.87%	0.86%	0.87%	0.87%
Ratio of net investment income (loss) to average net assets (f)	0.84%	0.76%	0.38%	0.66%	1.27%
Portfolio turnover rate^	30%	31%	31%	31%	14%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.49	$12.78	$11.62	$11.26	$9.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09	0.08	0.05	0.07	0.14
Net realized and unrealized gain (loss)	2.14	(2.43)	3.07	1.72	2.66

Total from investment operations	2.23	(2.35)	3.12	1.79	2.80

Less distributions:
Dividends from net investment income	(0.19)	— #	(0.05)	(0.07)	(0.15)
Distributions from net realized gains	(0.87)	(0.94)	(1.91)	(1.36)	(0.76)

Total dividends and distributions	(1.06)	(0.94)	(1.96)	(1.43)	(0.91)

Net asset value, end of year	$10.66	$9.49	$12.78	$11.62	$11.26

Total return	23.98%	(18.42)%	27.31%	16.36%	29.98%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,415,755	$1,306,856	$1,828,419	$1,655,697	$1,627,605
Ratio of expenses to average net assets (f)	0.89%	0.87%	0.86%	0.87%	0.87%
Ratio of net investment income (loss) to average net assets (f)	0.84%	0.74%	0.38%	0.67%	1.26%
Portfolio turnover rate^	30%	31%	31%	31%	14%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.50	$12.79	$11.62	$11.26	$9.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.11	0.08	0.10	0.16
Net realized and unrealized gain (loss)	2.14	(2.43)	3.08	1.72	2.66

Total from investment operations	2.25	(2.32)	3.16	1.82	2.82

Less distributions:
Dividends from net investment income	(0.21)	(0.03)	(0.08)	(0.10)	(0.17)
Distributions from net realized gains	(0.87)	(0.94)	(1.91)	(1.36)	(0.76)

Total dividends and distributions	(1.08)	(0.97)	(1.99)	(1.46)	(0.93)

Net asset value, end of year	$10.67	$9.50	$12.79	$11.62	$11.26

Total return	24.24%	(18.20)%	27.66%	16.61%	30.28%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$601,731	$563,043	$874,407	$809,692	$828,137
Ratio of expenses to average net assets (f)	0.64%	0.62%	0.61%	0.62%	0.62%
Ratio of net investment income (loss) to average net assets (f)	1.08%	0.98%	0.63%	0.92%	1.51%
Portfolio turnover rate^	30%	31%	31%	31%	14%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	41.56%	18.62%	14.02%
Portfolio – Class IB Shares	41.54	18.63	14.02
Portfolio – Class K Shares	41.93	18.92	14.30
Russell 1000® Growth Index	42.68	19.50	14.86

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 41.54% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Growth Index, which returned 42.68% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Technology, Consumer Discretionary, Communication Services, Industrials and Health Care.

•	The stocks that contributed most to performance were Microsoft Corp., Apple, Inc., NVIDIA Corp., Amazon.com, Inc. and Tesla, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Energy, Utilities, Real Estate, Materials and Consumer Staples.

•	The stocks that detracted most from performance were The Charles Schwab Corp., Dollar General Corp., Enphase Energy, Inc., The Estée Lauder Cos., Inc. and Deere & Co.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	43.3%
Consumer Discretionary	15.8
Communication Services	11.4
Health Care	10.6
Financials	6.4
Industrials	5.9
Consumer Staples	4.1
Real Estate	0.9
Materials	0.7
Energy	0.5
Utilities	0.0	#
Investment Companies	0.0	#
Cash and Other	0.4

	100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided

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by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,102.50	$3.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.51	3.74
Class IB
Actual	1,000.00	1,102.00	3.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.51	3.74
Class K
Actual	1,000.00	1,103.50	2.56
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.77	2.46

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.73%, 0.73% and 0.48%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (11.4%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	10,480	$431,357

Entertainment (1.2%)
Live Nation Entertainment, Inc.*	3,176	297,274
Netflix, Inc.*	39,417	19,191,349
Playtika Holding Corp.*	1,771	15,443
ROBLOX Corp., Class A*	41,238	1,885,401
Roku, Inc.*	1,372	125,757
Spotify Technology SA*	12,594	2,366,539
TKO Group Holdings, Inc., Class A	3,871	315,796

		24,197,559

Interactive Media & Services (9.9%)
Alphabet, Inc., Class A*	534,181	74,619,744
Alphabet, Inc., Class C*	457,182	64,430,659
Match Group, Inc.*	22,556	823,294
Meta Platforms, Inc., Class A*	198,829	70,377,513
Pinterest, Inc., Class A*	53,287	1,973,751
ZoomInfo Technologies, Inc., Class A*	14,482	267,772

		212,492,733

Media (0.3%)
Cable One, Inc.	36	20,037
Charter Communications, Inc., Class A*	9,212	3,580,520
Liberty Broadband Corp., Class A*	306	24,676
Liberty Broadband Corp., Class C*	2,165	174,477
Nexstar Media Group, Inc., Class A	1,054	165,215
Trade Desk, Inc. (The), Class A*	39,591	2,848,968

		6,813,893

Total Communication Services		243,935,542

Consumer Discretionary (15.8%)
Automobiles (2.9%)
Tesla, Inc.*	248,022	61,628,506

Broadline Retail (5.9%)
Amazon.com, Inc.*	809,873	123,052,104
Coupang, Inc., Class A*	98,419	1,593,403
eBay, Inc.	2,977	129,857
Etsy, Inc.*	6,182	501,051
Ollie’s Bargain Outlet Holdings, Inc.*	1,776	134,781

		125,411,196

Distributors (0.1%)
Pool Corp.	3,412	1,360,398

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	639	60,220
Grand Canyon Education, Inc.*	757	99,954
H&R Block, Inc.	8,835	427,349
Service Corp. International	4,800	328,560

		916,083

Hotels, Restaurants & Leisure (3.0%)
Airbnb, Inc., Class A*	36,429	4,959,444
Booking Holdings, Inc.*	3,335	11,829,979
Caesars Entertainment, Inc.*	7,555	354,178
Cava Group, Inc. (x)*	1,122	48,224
Chipotle Mexican Grill, Inc.*	2,469	5,646,504
Choice Hotels International, Inc. (x)	2,728	309,082
Churchill Downs, Inc.	6,385	861,528
Darden Restaurants, Inc.	5,064	832,015
Domino’s Pizza, Inc.	3,178	1,310,067
DoorDash, Inc., Class A*	21,221	2,098,545
DraftKings, Inc., Class A*	37,546	1,323,496
Expedia Group, Inc.*	9,442	1,433,201
Hilton Worldwide Holdings, Inc.	10,579	1,926,330
Las Vegas Sands Corp.	27,705	1,363,363
Marriott International, Inc., Class A	22,270	5,022,108
McDonald’s Corp.	27,075	8,028,008
Norwegian Cruise Line Holdings Ltd. (x)*	9,148	183,326
Planet Fitness, Inc., Class A*	3,651	266,523
Royal Caribbean Cruises Ltd.*	6,328	819,413
Starbucks Corp.	101,413	9,736,662
Texas Roadhouse, Inc., Class A	6,003	733,747
Travel + Leisure Co.	2,925	114,338
Vail Resorts, Inc.	340	72,580
Wendy’s Co. (The)	15,530	302,524
Wingstop, Inc.	2,689	689,944
Wyndham Hotels & Resorts, Inc.	536	43,100
Wynn Resorts Ltd.	569	51,842
Yum! Brands, Inc.	22,117	2,889,807

		63,249,878

Household Durables (0.0%)†
NVR, Inc.*	24	168,011
Tempur Sealy International, Inc.	3,041	155,000
TopBuild Corp.*	185	69,238

		392,249

Leisure Products (0.0%)†
Brunswick Corp.	509	49,246
Peloton Interactive, Inc., Class A*	28,439	173,193
Polaris, Inc.	426	40,372
YETI Holdings, Inc.*	7,778	402,745

		665,556

Specialty Retail (3.3%)
AutoZone, Inc.*	1,360	3,516,430
Best Buy Co., Inc.	2,397	187,637
Burlington Stores, Inc.*	5,802	1,128,373
CarMax, Inc.*	794	60,932
Dick’s Sporting Goods, Inc.	399	58,633
Five Below, Inc.*	4,920	1,048,747
Floor & Decor Holdings, Inc., Class A*	9,345	1,042,528
Home Depot, Inc. (The)	91,036	31,548,526
Lowe’s Cos., Inc.	38,636	8,598,442
Murphy USA, Inc.	1,680	599,021
O’Reilly Automotive, Inc.*	4,564	4,336,165
RH*	254	74,036
Ross Stores, Inc.	28,151	3,895,817
TJX Cos., Inc. (The)	103,525	9,711,680
Tractor Supply Co.	9,838	2,115,465
Ulta Beauty, Inc.*	4,493	2,201,525
Valvoline, Inc. (x)*	3,893	146,299
Victoria’s Secret & Co.*	3,084	81,849

See Notes to Financial Statements.

1134

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Wayfair, Inc., Class A (x)*	2,585	$159,494
Williams-Sonoma, Inc.	738	148,914

		70,660,513

Textiles, Apparel & Luxury Goods (0.6%)
Birkenstock Holding plc (x)*	763	37,181
Crocs, Inc.*	5,463	510,299
Deckers Outdoor Corp.*	2,354	1,573,484
Lululemon Athletica, Inc.*	9,997	5,111,366
NIKE, Inc., Class B	56,972	6,185,450
Skechers USA, Inc., Class A*	849	52,927
Tapestry, Inc.	1,356	49,914

		13,520,621

Total Consumer Discretionary		337,805,000

Consumer Staples (4.1%)
Beverages (1.4%)
Boston Beer Co., Inc. (The), Class A*	780	269,560
Brown-Forman Corp., Class A	3,489	207,910
Brown-Forman Corp., Class B	13,113	748,752
Celsius Holdings, Inc. (x)*	12,900	703,308
Coca-Cola Co. (The)	173,648	10,233,077
Constellation Brands, Inc., Class A	1,442	348,603
Monster Beverage Corp.*	66,856	3,851,574
PepsiCo, Inc.	85,571	14,533,379

		30,896,163

Consumer Staples Distribution & Retail (1.8%)
Albertsons Cos., Inc., Class A	3,217	73,991
BJ’s Wholesale Club Holdings, Inc.*	4,133	275,506
Casey’s General Stores, Inc.	482	132,424
Costco Wholesale Corp.	39,752	26,239,500
Dollar General Corp.	19,684	2,676,040
Maplebear, Inc. (x)*	1,302	30,558
Performance Food Group Co.*	6,466	447,124
Sysco Corp.	45,599	3,334,655
Target Corp.	41,341	5,887,785

		39,097,583

Food Products (0.2%)
Freshpet, Inc.*	1,127	97,779
Hershey Co. (The)	9,821	1,831,027
Lamb Weston Holdings, Inc.	12,285	1,327,886

		3,256,692

Household Products (0.6%)
Church & Dwight Co., Inc.	19,662	1,859,239
Clorox Co. (The)	11,109	1,584,032
Kimberly-Clark Corp.	28,487	3,461,455
Procter & Gamble Co. (The)	39,785	5,830,094

		12,734,820

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	6,508	951,795
Kenvue, Inc.	52,847	1,137,796

		2,089,591

Total Consumer Staples		88,074,849

Energy (0.5%)
Energy Equipment & Services (0.0%)†
Halliburton Co.	16,223	586,461

Oil, Gas & Consumable Fuels (0.5%)
Antero Midstream Corp.	10,167	127,393
APA Corp.	24,688	885,805
Cheniere Energy, Inc.	21,786	3,719,088
Hess Corp.	13,933	2,008,581
New Fortress Energy, Inc. (x)	5,815	219,400
ONEOK, Inc.	2,208	155,046
Ovintiv, Inc.	10,212	448,511
Targa Resources Corp.	20,083	1,744,610
Texas Pacific Land Corp.	519	816,102

		10,124,536

Total Energy		10,710,997

Financials (6.4%)
Banks (0.1%)
First Citizens BancShares, Inc., Class A	106	150,411
NU Holdings Ltd., Class A*	141,937	1,182,335

		1,332,746

Capital Markets (1.3%)
Ameriprise Financial, Inc.	9,445	3,587,494
Ares Management Corp., Class A	14,394	1,711,735
Blackstone, Inc.	64,050	8,385,426
Blue Owl Capital, Inc., Class A	5,978	89,072
FactSet Research Systems, Inc.	3,447	1,644,391
Houlihan Lokey, Inc., Class A	336	40,290
KKR & Co., Inc.	14,275	1,182,684
LPL Financial Holdings, Inc.	7,006	1,594,706
MarketAxess Holdings, Inc.	3,327	974,312
Moody’s Corp.	13,006	5,079,623
Morningstar, Inc.	2,308	660,642
MSCI, Inc.	3,450	1,951,493
S&P Global, Inc.	2,393	1,054,164
TPG, Inc., Class A	1,671	72,137
Tradeweb Markets, Inc., Class A	3,576	324,987
XP, Inc., Class A	2,476	64,549

		28,417,705

Consumer Finance (0.1%)
American Express Co.	17,443	3,267,771
SLM Corp.	7,956	152,119

		3,419,890

Financial Services (4.1%)
Apollo Global Management, Inc.	46,872	4,368,002
Block, Inc., Class A*	18,120	1,401,582
Equitable Holdings, Inc.‡	32,101	1,068,963
Euronet Worldwide, Inc.*	2,119	215,057
Fiserv, Inc.*	14,955	1,986,622
FleetCor Technologies, Inc.*	6,004	1,696,790
Jack Henry & Associates, Inc.	2,070	338,259
Mastercard, Inc., Class A	75,416	32,165,678
PayPal Holdings, Inc.*	91,432	5,614,839
Rocket Cos., Inc., Class A (x)*	4,022	58,239
Shift4 Payments, Inc., Class A*	4,880	362,779
Toast, Inc., Class A*	31,811	580,869
UWM Holdings Corp., Class A	2,983	21,329

See Notes to Financial Statements.

1135

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Visa, Inc., Class A	145,568	$37,898,629
Western Union Co. (The)	4,939	58,873
WEX, Inc.*	1,758	342,019

		88,178,529

Insurance (0.8%)
Arch Capital Group Ltd.*	4,530	336,443
Arthur J Gallagher & Co.	1,065	239,497
Brighthouse Financial, Inc.*	610	32,281
Brown & Brown, Inc.	8,305	590,568
Everest Group Ltd.	519	183,508
Kinsale Capital Group, Inc.	1,960	656,424
Lincoln National Corp.	1,411	38,055
Marsh & McLennan Cos., Inc.	35,636	6,751,953
Primerica, Inc.	2,114	434,977
Progressive Corp. (The)	39,346	6,267,031
RenaissanceRe Holdings Ltd.	1,195	234,220
RLI Corp.	798	106,230
Ryan Specialty Holdings, Inc., Class A*	8,330	358,356
Willis Towers Watson plc	1,179	284,375

		16,513,918

Total Financials		137,862,788

Health Care (10.6%)
Biotechnology (2.4%)
AbbVie, Inc.	158,626	24,582,271
Alnylam Pharmaceuticals, Inc.*	8,929	1,709,100
Amgen, Inc.	32,652	9,404,429
Apellis Pharmaceuticals, Inc.*	8,954	535,986
BioMarin Pharmaceutical, Inc.*	1,983	191,201
Exact Sciences Corp.*	5,564	411,625
Exelixis, Inc.*	21,252	509,835
Incyte Corp.*	12,217	767,105
Ionis Pharmaceuticals, Inc.*	11,008	556,895
Karuna Therapeutics, Inc.*	2,854	903,320
Natera, Inc.*	9,295	582,239
Neurocrine Biosciences, Inc.*	8,678	1,143,413
Regeneron Pharmaceuticals, Inc.*	633	555,958
Roivant Sciences Ltd.*	29,521	331,521
Sarepta Therapeutics, Inc.*	8,032	774,526
Ultragenyx Pharmaceutical, Inc.*	6,073	290,411
Vertex Pharmaceuticals, Inc.*	21,188	8,621,185

		51,871,020

Health Care Equipment & Supplies (1.7%)
Abbott Laboratories	9,803	1,079,016
Align Technology, Inc.*	6,858	1,879,092
Dexcom, Inc.*	34,749	4,312,003
Edwards Lifesciences Corp.*	54,108	4,125,735
GE HealthCare Technologies, Inc.	2,662	205,826
Globus Medical, Inc., Class A*	3,022	161,042
IDEXX Laboratories, Inc.*	7,398	4,106,260
Inspire Medical Systems, Inc.*	2,582	525,256
Insulet Corp.*	6,225	1,350,701
Intuitive Surgical, Inc.*	31,393	10,590,742
Masimo Corp.*	3,875	454,189
Novocure Ltd.*	9,421	140,656
Penumbra, Inc.*	3,257	819,266
ResMed, Inc.	13,043	2,243,657
Shockwave Medical, Inc.*	3,256	620,463
Stryker Corp.	8,110	2,428,621
Tandem Diabetes Care, Inc.*	781	23,102

		35,065,627

Health Care Providers & Services (2.4%)
agilon health, Inc. (x)*	23,272	292,064
Cardinal Health, Inc.	11,725	1,181,880
Cencora, Inc.	14,521	2,982,323
Chemed Corp.	942	550,835
Cigna Group (The)	1,942	581,532
DaVita, Inc.*	4,849	507,981
Elevance Health, Inc.	2,834	1,336,401
Encompass Health Corp.	603	40,232
HCA Healthcare, Inc.	3,804	1,029,667
Humana, Inc.	4,873	2,230,908
McKesson Corp.	4,642	2,149,153
Molina Healthcare, Inc.*	2,823	1,019,978
UnitedHealth Group, Inc.	70,271	36,995,573

		50,898,527

Health Care Technology (0.1%)
Certara, Inc.*	3,881	68,267
Doximity, Inc., Class A*	4,690	131,507
Veeva Systems, Inc., Class A*	13,010	2,504,685

		2,704,459

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A*	8,243	461,278
Agilent Technologies, Inc.	21,571	2,999,016
Bio-Techne Corp.	13,178	1,016,814
Bruker Corp.	9,535	700,632
ICON plc*	1,091	308,829
Illumina, Inc.*	4,233	589,403
IQVIA Holdings, Inc.*	15,355	3,552,840
Maravai LifeSciences Holdings, Inc., Class A*	5,711	37,407
Medpace Holdings, Inc.*	2,092	641,261
Mettler-Toledo International, Inc.*	1,957	2,373,763
Repligen Corp.*	2,204	396,279
Sotera Health Co. (x)*	6,232	105,009
Thermo Fisher Scientific, Inc.	21,362	11,338,736
Waters Corp.*	5,260	1,731,750
West Pharmaceutical Services, Inc.	6,648	2,340,894

		28,593,911

Pharmaceuticals (2.7%)
Eli Lilly and Co.	76,072	44,343,890
Jazz Pharmaceuticals plc*	2,839	349,197
Merck & Co., Inc.	42,012	4,580,148
Zoetis, Inc.	41,604	8,211,382

		57,484,617

Total Health Care		226,618,161

Industrials (5.9%)
Aerospace & Defense (0.7%)
Axon Enterprise, Inc.*	6,248	1,614,046
Boeing Co. (The)*	6,817	1,776,919
BWX Technologies, Inc.	1,402	107,575
HEICO Corp.	3,650	652,875
HEICO Corp., Class A	6,465	920,875
Lockheed Martin Corp.	20,327	9,213,009
Northrop Grumman Corp.	733	343,147

See Notes to Financial Statements.

1136

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Spirit AeroSystems Holdings, Inc., Class A*	967	$30,731
TransDigm Group, Inc.	796	805,234

		15,464,411

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	8,042	694,748
Expeditors International of Washington, Inc.	1,844	234,557
United Parcel Service, Inc., Class B	18,031	2,835,014

		3,764,319

Building Products (0.2%)
A.O. Smith Corp.	1,179	97,197
Advanced Drainage Systems, Inc.	6,122	860,998
Allegion plc	7,289	923,443
Armstrong World Industries, Inc.	1,174	115,428
Trane Technologies plc	6,035	1,471,937
Trex Co., Inc.*	9,751	807,285

		4,276,288

Commercial Services & Supplies (0.8%)
Cintas Corp.	6,928	4,175,229
Copart, Inc.*	77,085	3,777,165
MSA Safety, Inc.	559	94,376
RB Global, Inc.	12,478	834,653
Rollins, Inc.	22,924	1,001,091
Tetra Tech, Inc.	861	143,727
Waste Management, Inc.	32,860	5,885,226

		15,911,467

Construction & Engineering (0.1%)
EMCOR Group, Inc.	1,457	313,881
Quanta Services, Inc.	3,396	732,857
Valmont Industries, Inc.	123	28,722
WillScot Mobile Mini Holdings Corp.*	4,450	198,025

		1,273,485

Electrical Equipment (0.2%)
ChargePoint Holdings, Inc. (x)*	26,823	62,766
Hubbell, Inc., Class B	2,194	721,672
Rockwell Automation, Inc.	10,323	3,205,085
Vertiv Holdings Co., Class A	2,250	108,068

		4,097,591

Ground Transportation (1.0%)
Avis Budget Group, Inc.	631	111,851
CSX Corp.	19,987	692,949
JB Hunt Transport Services, Inc.	1,456	290,821
Landstar System, Inc.	2,556	494,969
Lyft, Inc., Class A*	30,150	451,949
Old Dominion Freight Line, Inc.	8,251	3,344,378
Saia, Inc.*	262	114,814
Uber Technologies, Inc.*	174,327	10,733,313
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	266	19,099
U-Haul Holding Co. (New York Stock exchange)	3,459	243,652
Union Pacific Corp.	23,451	5,760,035

		22,257,830

Industrial Conglomerates (0.1%)
Honeywell International, Inc.	7,720	1,618,961

Machinery (1.3%)
Allison Transmission Holdings, Inc.	791	45,997
Caterpillar, Inc.	34,816	10,294,047
Deere & Co.	22,678	9,068,252
Donaldson Co., Inc.	4,512	294,859
Graco, Inc.	6,137	532,446
IDEX Corp.	550	119,410
Illinois Tool Works, Inc.	22,215	5,818,997
Lincoln Electric Holdings, Inc.	4,686	1,019,018
Otis Worldwide Corp.	2,191	196,029
Toro Co. (The)	9,347	897,218
Xylem, Inc.	2,535	289,903

		28,576,176

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	21,640	297,334
Delta Air Lines, Inc.	2,940	118,276

		415,610

Professional Services (1.0%)
Automatic Data Processing, Inc.	31,896	7,430,811
Booz Allen Hamilton Holding Corp.	11,680	1,493,989
Broadridge Financial Solutions, Inc.	8,801	1,810,806
Ceridian HCM Holding, Inc.*	1,139	76,450
Equifax, Inc.	7,575	1,873,222
FTI Consulting, Inc.*	553	110,130
Genpact Ltd.	4,008	139,118
KBR, Inc.	4,420	244,912
Paychex, Inc.	28,951	3,448,354
Paycom Software, Inc.	4,639	958,974
Paycor HCM, Inc.*	2,272	49,052
Paylocity Holding Corp.*	3,771	621,649
Verisk Analytics, Inc.	12,819	3,061,946

		21,319,413

Trading Companies & Distributors (0.3%)
Fastenal Co.	38,423	2,488,658
Ferguson plc	1,001	193,263
SiteOne Landscape Supply, Inc.*	1,285	208,812
United Rentals, Inc.	1,263	724,229
Watsco, Inc.	742	317,925
WW Grainger, Inc.	4,010	3,323,047

		7,255,934

Total Industrials		126,231,485

Information Technology (43.3%)
Communications Equipment (0.5%)
Arista Networks, Inc.*	22,532	5,306,511
Motorola Solutions, Inc.	13,658	4,276,183
Ubiquiti, Inc. (x)	315	43,962

		9,626,656

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	26,352	2,612,274
CDW Corp.	11,438	2,600,086
Jabil, Inc.	7,194	916,515
Keysight Technologies, Inc.*	4,081	649,246
Vontier Corp.	4,723	163,180
Zebra Technologies Corp., Class A*	827	226,044

		7,167,345

See Notes to Financial Statements.

1137

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
IT Services (1.7%)
Accenture plc, Class A	56,798	$19,930,986
Cloudflare, Inc., Class A*	25,833	2,150,856
EPAM Systems, Inc.*	4,994	1,484,916
Gartner, Inc.*	6,895	3,110,403
Globant SA*	3,702	881,002
GoDaddy, Inc., Class A*	8,391	890,789
MongoDB, Inc.*	5,900	2,412,215
Okta, Inc.*	863	78,127
Snowflake, Inc., Class A*	27,847	5,541,553
Twilio, Inc., Class A (x)*	2,508	190,282
VeriSign, Inc.*	431	88,769

		36,759,898

Semiconductors & Semiconductor Equipment (10.1%)
Advanced Micro Devices, Inc.*	81,984	12,085,261
Allegro MicroSystems, Inc.*	6,734	203,838
Applied Materials, Inc.	64,117	10,391,442
Broadcom, Inc.	38,893	43,414,311
Enphase Energy, Inc.*	11,954	1,579,602
Entegris, Inc.	697	83,514
KLA Corp.	12,330	7,167,429
Lam Research Corp.	11,419	8,944,046
Lattice Semiconductor Corp.*	12,233	843,955
Microchip Technology, Inc.	34,455	3,107,152
Monolithic Power Systems, Inc.	4,076	2,571,059
NVIDIA Corp.	213,594	105,776,021
QUALCOMM, Inc.	87,447	12,647,460
Teradyne, Inc.	11,661	1,265,452
Texas Instruments, Inc.	33,292	5,674,954
Universal Display Corp.	1,896	362,629

		216,118,125

Software (18.7%)
Adobe, Inc.*	41,187	24,572,164
Alteryx, Inc., Class A*	5,498	259,286
ANSYS, Inc.*	6,432	2,334,044
AppLovin Corp., Class A*	4,848	193,193
Atlassian Corp., Class A*	13,001	3,092,418
Autodesk, Inc.*	19,310	4,701,599
Bentley Systems, Inc., Class B	15,996	834,671
Cadence Design Systems, Inc.*	24,295	6,617,229
Confluent, Inc., Class A*	16,617	388,838
Crowdstrike Holdings, Inc., Class A*	18,912	4,828,612
Datadog, Inc., Class A*	24,532	2,977,694
DocuSign, Inc.*	18,165	1,079,909
DoubleVerify Holdings, Inc.*	11,221	412,708
Dropbox, Inc., Class A*	20,609	607,553
Dynatrace, Inc.*	21,593	1,180,921
Elastic NV*	6,983	786,984
Fair Isaac Corp.*	2,177	2,534,050
Five9, Inc.*	6,384	502,357
Fortinet, Inc.*	59,015	3,454,148
Gen Digital, Inc.	7,761	177,106
Gitlab, Inc., Class A*	7,875	495,810
HashiCorp, Inc., Class A*	5,972	141,178
HubSpot, Inc.*	4,102	2,381,375
Informatica, Inc., Class A*	302	8,574
Intuit, Inc.	24,556	15,348,237
Manhattan Associates, Inc.*	5,534	1,191,581
Microsoft Corp.#	668,999	251,570,384
nCino, Inc.*	557	18,732
Nutanix, Inc., Class A*	5,012	239,022
Oracle Corp.	56,175	5,922,530
Palantir Technologies, Inc., Class A*	168,281	2,889,385
Palo Alto Networks, Inc.*	27,090	7,988,299
Pegasystems, Inc.	3,764	183,909
Procore Technologies, Inc.*	7,047	487,793
PTC, Inc.*	5,381	941,460
RingCentral, Inc., Class A*	7,660	260,057
Salesforce, Inc.*	64,152	16,880,957
SentinelOne, Inc., Class A*	2,768	75,954
ServiceNow, Inc.*	18,301	12,929,474
Smartsheet, Inc., Class A*	11,265	538,692
Splunk, Inc.*	13,718	2,089,937
Synopsys, Inc.*	13,653	7,030,066
Teradata Corp.*	9,020	392,460
Tyler Technologies, Inc.*	2,826	1,181,607
UiPath, Inc., Class A*	25,871	642,636
Unity Software, Inc. (x)*	10,169	415,811
Workday, Inc., Class A*	17,775	4,906,967
Zscaler, Inc.*	7,838	1,736,587

		400,424,958

Technology Hardware, Storage & Peripherals (12.0%)
Apple, Inc.	1,329,820	256,030,245
HP, Inc.	15,835	476,475
NetApp, Inc.	7,535	664,286
Pure Storage, Inc., Class A*	19,749	704,249

		257,875,255

Total Information Technology		927,972,237

Materials (0.7%)
Chemicals (0.6%)
Axalta Coating Systems Ltd.*	2,126	72,220
Ecolab, Inc.	17,369	3,445,141
FMC Corp.	1,671	105,357
Ginkgo Bioworks Holdings, Inc., Class A (x)*	12,544	21,199
Linde plc	4,145	1,702,393
PPG Industries, Inc.	5,293	791,568
RPM International, Inc.	2,181	243,465
Scotts Miracle-Gro Co. (The)	3,707	236,321
Sherwin-Williams Co. (The)	17,806	5,553,692

		12,171,356

Construction Materials (0.0%)†
Eagle Materials, Inc.	2,078	421,502
Vulcan Materials Co.	2,618	594,312

		1,015,814

Containers & Packaging (0.1%)
Ardagh Metal Packaging SA	11,976	45,988
Avery Dennison Corp.	2,386	482,354
Graphic Packaging Holding Co.	14,627	360,555
Sealed Air Corp.	7,139	260,716

		1,149,613

Metals & Mining (0.0%)†
Southern Copper Corp.	7,659	659,210

Total Materials		14,995,993

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Real Estate (0.9%)
Real Estate Management & Development (0.1%)
CoStar Group, Inc.*	15,617	$1,364,770

Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	5,217	368,007
Sun Communities, Inc. (REIT)	2,406	321,562
UDR, Inc. (REIT)	1,650	63,179

		752,748

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	6,355	906,477

Specialized REITs (0.8%)
American Tower Corp. (REIT)	41,845	9,033,499
Crown Castle, Inc. (REIT)	4,121	474,698
Equinix, Inc. (REIT)	4,212	3,392,303
Iron Mountain, Inc. (REIT)	12,876	901,062
Lamar Advertising Co. (REIT), Class A	6,016	639,380
Public Storage (REIT)	8,180	2,494,900
SBA Communications Corp. (REIT)	974	247,094

		17,182,936

Total Real Estate		20,206,931

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	36,654	705,590
Vistra Corp.	9,635	371,140

Total Utilities		1,076,730

Total Common Stocks (99.6%) (Cost $559,819,413)		2,135,490,713

SHORT-TERM INVESTMENTS:
Investment Companies (0.0%)†
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	82,840	$82,840
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	128,923	128,924
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	50,985	50,985

Total Investment Companies		262,749

Total Short-Term Investments (0.0%)† (Cost $262,749)		262,749

Total Investments in Securities (99.6%) (Cost $560,082,162)		2,135,753,462
Other Assets Less Liabilities (0.4%)		8,102,438

Net Assets (100%)		$2,143,855,900

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $7,520,800.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $2,393,053. This was collateralized by $2,229,453 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/25/24 – 11/15/52 and by cash of $262,749 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	32,101	—	834,215	(19,594)	1,691	252,651	1,068,963	14,229	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	31	3/2024	USD	7,471,000	278,009

					278,009

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$243,935,542	$—	$—	$243,935,542
Consumer Discretionary	337,805,000	—	—	337,805,000
Consumer Staples	88,074,849	—	—	88,074,849
Energy	10,710,997	—	—	10,710,997
Financials	137,862,788	—	—	137,862,788
Health Care	226,618,161	—	—	226,618,161
Industrials	126,231,485	—	—	126,231,485
Information Technology	927,972,237	—	—	927,972,237
Materials	14,995,993	—	—	14,995,993
Real Estate	20,206,931	—	—	20,206,931
Utilities	1,076,730	—	—	1,076,730
Futures	278,009	—	—	278,009
Short-Term Investments
Investment Companies	262,749	—	—	262,749

Total Assets	$2,136,031,471	$—	$—	$2,136,031,471

Total Liabilities	$—	$—	$—	$—

Total	$2,136,031,471	$—	$—	$2,136,031,471

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$278,009	*

Total		$278,009

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$972,963	$972,963

Total	$972,963	$972,963

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$776,400	$776,400

Total	$776,400	$776,400

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$10,335,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$211,205,500
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$298,537,806

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,593,482,335
Aggregate gross unrealized depreciation	(18,133,246)

Net unrealized appreciation	$1,575,349,089

Federal income tax cost of investments in securities and derivative instruments, if applicable	$560,682,382

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $816,312)	$1,068,963
Unaffiliated Issuers (Cost $559,265,850)	2,134,684,499
Cash	8,634,371
Dividends, interest and other receivables	1,116,919
Receivable for Portfolio shares sold	1,006,699
Securities lending income receivable	1,427
Other assets	8,280

Total assets	2,146,521,158

LIABILITIES
Payable for Portfolio shares repurchased	1,120,665
Investment management fees payable	617,239
Distribution fees payable – Class IB	410,533
Payable for return of collateral on securities loaned	262,749
Administrative fees payable	168,551
Due to broker for futures variation margin	25,467
Distribution fees payable – Class IA	25,238
Trustees’ fees payable	678
Accrued expenses	34,138

Total liabilities	2,665,258

Commitments and contingent liabilities^
NET ASSETS	$2,143,855,900

Net assets were comprised of:
Paid in capital	$555,043,395
Total distributable earnings (loss)	1,588,812,505

Net assets	$2,143,855,900

Class IA
Net asset value, offering and redemption price per share, $120,939,962 / 5,421,954 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.31

Class IB
Net asset value, offering and redemption price per share, $1,961,761,520 / 91,968,534 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.33

Class K
Net asset value, offering and redemption price per share, $61,154,418 / 2,735,908 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.35

(x)	Includes value of securities on loan of $2,393,053.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($14,229 of dividend income received from affiliates) (net of $27,777 foreign withholding tax)	$17,854,595
Interest	574,820
Securities lending (net)	52,866

Total income	18,482,281

EXPENSES
Investment management fees	6,621,089
Distribution fees – Class IB	4,327,721
Administrative fees	1,772,851
Distribution fees – Class IA	271,560
Printing and mailing expenses	157,227
Professional fees	130,246
Custodian fees	84,600
Trustees’ fees	65,756
Recoupment fees	30,873
Miscellaneous	276,909

Gross expenses	13,738,832
Less: Waiver from investment manager	(36,876)

Net expenses	13,701,956

NET INVESTMENT INCOME (LOSS)	4,780,325

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,691 realized gain (loss) from affiliates)	78,567,706
Futures contracts	972,963

Net realized gain (loss)	79,540,669

Change in unrealized appreciation (depreciation) on:
Investments in securities ($252,651 of change in unrealized appreciation (depreciation) from affiliates)	563,032,774
Futures contracts	776,400

Net change in unrealized appreciation (depreciation)	563,809,174

NET REALIZED AND UNREALIZED GAIN (LOSS)	643,349,843

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$648,130,168

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,780,325	$4,732,637
Net realized gain (loss)	79,540,669	119,853,063
Net change in unrealized appreciation (depreciation)	563,809,174	(816,525,767)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	648,130,168	(691,940,067)

Distributions to shareholders:
Class IA	(4,421,126)	(7,559,783)
Class IB	(74,949,704)	(124,021,796)
Class K	(2,363,844)	(3,957,543)

Total distributions to shareholders	(81,734,674)	(135,539,122)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 559,087 and 521,571 shares, respectively ]	11,055,678	10,496,132
Capital shares issued in reinvestment of dividends and distributions [ 202,915 and 432,667 shares, respectively ]	4,421,126	7,559,783
Capital shares repurchased [ (968,115) and (1,057,368) shares , respectively]	(19,293,134)	(21,392,004)

Total Class IA transactions	(3,816,330)	(3,336,089)

Class IB
Capital shares sold [ 6,448,572 and 6,583,131 shares, respectively ]	123,962,188	125,765,472
Capital shares issued in reinvestment of dividends and distributions [ 3,596,029 and 7,406,954 shares, respectively ]	74,949,704	124,021,796
Capital shares repurchased [ (10,995,751) and (11,260,081) shares , respectively]	(211,100,244)	(218,073,031)

Total Class IB transactions	(12,188,352)	31,714,237

Class K
Capital shares sold [ 380,200 and 408,821 shares, respectively ]	7,588,656	8,225,946
Capital shares issued in reinvestment of dividends and distributions [ 108,183 and 226,157 shares, respectively ]	2,363,844	3,957,543
Capital shares repurchased [ (565,761) and (597,081) shares , respectively]	(11,399,935)	(12,045,654)

Total Class K transactions	(1,447,435)	137,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(17,452,117)	28,515,983

TOTAL INCREASE (DECREASE) IN NET ASSETS	548,943,377	(798,963,206)
NET ASSETS:
Beginning of year	1,594,912,523	2,393,875,729

End of year	$2,143,855,900	$1,594,912,523

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$16.37	$25.15	$21.54	$16.68	$13.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.05	0.01	0.06	0.10
Net realized and unrealized gain (loss)	6.73	(7.40)	5.73	6.12	4.55

Total from investment operations	6.78	(7.35)	5.74	6.18	4.65

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.01)	(0.06)	(0.10)
Distributions from net realized gains	(0.79)	(1.38)	(2.12)	(1.26)	(1.16)

Total dividends and distributions	(0.84)	(1.43)	(2.13)	(1.32)	(1.26)

Net asset value, end of year	$22.31	$16.37	$25.15	$21.54	$16.68

Total return	41.56%	(29.53)%	26.72%	37.36%	35.27%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$120,940	$92,106	$144,122	$122,510	$98,735
Ratio of expenses to average net assets:
After waivers (f)	0.73%	0.72%	0.71%	0.73%	0.73%
Before waivers (f)	0.73%	0.72%	0.71%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.24%	0.25%	0.05%	0.31%	0.64%
Before waivers (f)	0.24%	0.25%	0.05%	0.31%	0.64%
Portfolio turnover rate^	11%	12%	14%	13%	15%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$15.68	$24.17	$20.77	$16.12	$12.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05	0.05	0.01	0.06	0.10
Net realized and unrealized gain (loss)	6.44	(7.11)	5.52	5.91	4.41

Total from investment operations	6.49	(7.06)	5.53	5.97	4.51

Less distributions:
Dividends from net investment income	(0.05)	(0.05)	(0.01)	(0.06)	(0.10)
Distributions from net realized gains	(0.79)	(1.38)	(2.12)	(1.26)	(1.16)

Total dividends and distributions	(0.84)	(1.43)	(2.13)	(1.32)	(1.26)

Net asset value, end of year	$21.33	$15.68	$24.17	$20.77	$16.12

Total return	41.54%	(29.53)%	26.70%	37.36%	35.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,961,762	$1,456,693	$2,179,853	$1,860,794	$1,440,121
Ratio of expenses to average net assets:
After waivers (f)	0.73%	0.72%	0.71%	0.73%	0.73%
Before waivers (f)	0.73%	0.72%	0.71%	0.73%	0.73%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.24%	0.25%	0.05%	0.31%	0.63%
Before waivers (f)	0.24%	0.25%	0.05%	0.31%	0.63%
Portfolio turnover rate^	11%	12%	14%	13%	15%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$16.39	$25.19	$21.56	$16.69	$13.29

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10	0.10	0.07	0.10	0.14
Net realized and unrealized gain (loss)	6.74	(7.43)	5.74	6.13	4.56

Total from investment operations	6.84	(7.33)	5.81	6.23	4.70

Less distributions:
Dividends from net investment income	(0.09)	(0.09)	(0.06)	(0.10)	(0.14)
Distributions from net realized gains	(0.79)	(1.38)	(2.12)	(1.26)	(1.16)

Total dividends and distributions	(0.88)	(1.47)	(2.18)	(1.36)	(1.30)

Net asset value, end of year	$22.35	$16.39	$25.19	$21.56	$16.69

Total return	41.93%	(29.38)%	27.04%	37.68%	35.65%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$61,154	$46,114	$69,901	$75,541	$58,629
Ratio of expenses to average net assets:
After waivers (f)	0.48%	0.47%	0.47%	0.48%	0.48%
Before waivers (f)	0.48%	0.47%	0.47%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.49%	0.50%	0.30%	0.56%	0.87%
Before waivers (f)	0.49%	0.50%	0.30%	0.56%	0.87%
Portfolio turnover rate^	11%	12%	14%	13%	15%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC
➢	HS Management Partners, LLC
➢	J.P. Morgan Investment Management, Inc.
➢	Loomis, Sayles & Company, L.P.
➢	Polen Capital Management, LLC

(Effective July 31, 2023, J.P. Morgan Investment Management, Inc. replaced T. Rowe Price Associates, Inc. as a Sub-adviser to the Portfolio.)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	38.99%	16.20%	12.47%
Portfolio – Class IB Shares	38.97	16.20	12.47
Portfolio – Class K Shares	39.31	16.48	12.75
Russell 1000® Growth Index	42.68	19.50	14.86

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 38.97% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Growth Index, which returned 42.68% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Both a relative overweight to the Communications sector and stock selection within the sector added to performance. Within the sector, greater than benchmark positions in Meta Platforms, Inc. and Netflix, Inc. were notable individual contributors.

•	Underweighting pharmaceutical company Abbvie Inc. added to relative results.

•	Information Technology stock selection was positive, including positions in Salesforce, Inc. and NVIDIA Corp.

•	An overweight to the Industrials and Consumer Discretionary sectors aided relative returns.

What hurt performance during the year:

•

Stock selection in the Consumer Discretionary, Health Care, Financials and Consumer Staples sectors as well as allocation decisions in the Information Technology, Health Care, Consumer Staples and Financials sectors detracted from relative performance.

•	Within the Health Care sector, overweighting Illumina Inc. and Alnylam Pharmaceuticals Inc. detracted from relative performance during the year.

•	Within the Information Technology sector, underweighting Microsoft Corp., Broadcom, Inc. and Apple, Inc. detracted from relative performance as well.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	26.5%
Exchange Traded Funds	20.2
Consumer Discretionary	12.5
Communication Services	8.7
Health Care	7.5
Financials	5.7
Investment Companies	4.6
Industrials	3.9
Consumer Staples	3.8
Real Estate	0.4
Materials	0.3
Energy	0.3
Utilities	0.0 #
Cash and Other	5.6

100.0%

#	Less than 0.05%

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,094.70	$4.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	4.37
Class IB
Actual	1,000.00	1,094.80	4.53
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.88	4.37
Class K
Actual	1,000.00	1,096.00	3.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.14	3.10

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.86%, 0.86% and 0.61%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1147

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EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (8.7%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	8,257	$339,858

Entertainment (1.7%)
Live Nation Entertainment, Inc.*	2,388	223,517
Netflix, Inc.*	117,516	57,216,190
Playtika Holding Corp.*	1,562	13,621
ROBLOX Corp., Class A*	33,910	1,550,365
Roku, Inc.*	1,195	109,534
Spotify Technology SA*	17,941	3,371,293
TKO Group Holdings, Inc., Class A	4,442	362,378
Walt Disney Co. (The)*	119,626	10,801,032

		73,647,930

Interactive Media & Services (6.8%)
Alphabet, Inc., Class A*	562,857	78,625,494
Alphabet, Inc., Class C*	687,253	96,854,565
Match Group, Inc.*	18,112	661,088
Meta Platforms, Inc., Class A*	322,651	114,205,548
Pinterest, Inc., Class A*	42,844	1,586,942
ZoomInfo Technologies, Inc., Class A*	10,466	193,517

		292,127,154

Media (0.2%)
Cable One, Inc.	32	17,811
Charter Communications, Inc., Class A*	7,375	2,866,515
Liberty Broadband Corp., Class A*	74	5,967
Liberty Broadband Corp., Class C*	1,885	151,912
Nexstar Media Group, Inc., Class A	917	143,740
Trade Desk, Inc. (The), Class A*	72,719	5,232,859

		8,418,804

Total Communication Services		374,533,746

Consumer Discretionary (12.5%)
Automobile Components (0.1%)
Mobileye Global, Inc., Class A*	99,673	4,317,834

Automobiles (1.8%)
Tesla, Inc.*	315,884	78,490,856

Broadline Retail (4.6%)
Alibaba Group Holding Ltd. (ADR)	48,236	3,738,772
Amazon.com, Inc.*	1,222,907	185,808,490
Coupang, Inc., Class A*	79,891	1,293,435
eBay, Inc.	2,591	113,020
Etsy, Inc.*	4,875	395,119
MercadoLibre, Inc.*	4,280	6,726,191
Ollie’s Bargain Outlet Holdings, Inc.*	1,546	117,326

		198,192,353

Distributors (0.0%)†
Pool Corp.	2,802	1,117,185

Diversified Consumer Services (0.0%)†
Bright Horizons Family Solutions, Inc.*	557	52,492
Grand Canyon Education, Inc.*	659	87,014
H&R Block, Inc.	6,914	334,430
Service Corp. International	3,676	251,622

		725,558

Hotels, Restaurants & Leisure (2.8%)
Airbnb, Inc., Class A*	96,085	13,081,012
Booking Holdings, Inc.*	2,614	9,272,433
Caesars Entertainment, Inc.*	5,840	273,779
Cava Group, Inc. (x)*	945	40,616
Chipotle Mexican Grill, Inc.*	4,281	9,790,476
Choice Hotels International, Inc. (x)	2,166	245,408
Churchill Downs, Inc.	5,226	705,144
Darden Restaurants, Inc.	4,204	690,717
Domino’s Pizza, Inc.	2,509	1,034,285
DoorDash, Inc., Class A*	42,590	4,211,725
DraftKings, Inc., Class A*	30,591	1,078,333
Expedia Group, Inc.*	7,367	1,118,237
Hilton Worldwide Holdings, Inc.	8,355	1,521,362
Las Vegas Sands Corp.	25,379	1,248,901
Marriott International, Inc., Class A	60,224	13,581,114
McDonald’s Corp.	41,665	12,354,089
Norwegian Cruise Line Holdings Ltd.*	7,963	159,579
Planet Fitness, Inc., Class A*	3,178	231,994
Royal Caribbean Cruises Ltd.*	5,166	668,945
Starbucks Corp.	269,896	25,912,715
Texas Roadhouse, Inc., Class A	4,892	597,949
Travel + Leisure Co.	2,628	102,729
Vail Resorts, Inc.	309	65,962
Wendy’s Co. (The)	13,205	257,233
Wingstop, Inc.	2,184	560,371
Wyndham Hotels & Resorts, Inc.	466	37,471
Wynn Resorts Ltd.	495	45,099
Yum China Holdings, Inc.	99,036	4,202,098
Yum! Brands, Inc.	133,847	17,488,449

		120,578,225

Household Durables (0.1%)
DR Horton, Inc.	17,680	2,687,006
NVR, Inc.*	15	105,007
Tempur Sealy International, Inc.	2,647	134,918
TopBuild Corp.*	161	60,256

		2,987,187

Leisure Products (0.2%)
Brunswick Corp.	443	42,860
Mattel, Inc.*	406,775	7,679,912
Peloton Interactive, Inc., Class A*	24,094	146,733
Polaris, Inc.	371	35,160
YETI Holdings, Inc.*	6,035	312,492

		8,217,157

Specialty Retail (2.1%)
AutoZone, Inc.*	2,397	6,197,707
Best Buy Co., Inc.	120,687	9,447,378
Burlington Stores, Inc.*	4,670	908,222
CarMax, Inc.*	692	53,104
Dick’s Sporting Goods, Inc.	88,323	12,979,065
Five Below, Inc.*	3,944	840,703
Floor & Decor Holdings, Inc., Class A*	7,513	838,150
Home Depot, Inc. (The)	73,268	25,391,025
Lowe’s Cos., Inc.	49,608	11,040,260
Murphy USA, Inc.	1,374	489,914
O’Reilly Automotive, Inc.*	3,671	3,487,744
RH*	208	60,628
Ross Stores, Inc.	22,898	3,168,854
TJX Cos., Inc. (The)	84,369	7,914,656

See Notes to Financial Statements.

1148

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Tractor Supply Co. (x)	8,057	$1,732,497
Ulta Beauty, Inc.*	3,592	1,760,044
Valvoline, Inc.*	2,548	95,754
Victoria’s Secret & Co.*	2,726	72,348
Wayfair, Inc., Class A (x)*	2,250	138,825
Williams-Sonoma, Inc.	27,267	5,501,935

		92,118,813

Textiles, Apparel & Luxury Goods (0.8%)
Birkenstock Holding plc (x)*	697	33,965
Crocs, Inc.*	4,364	407,641
Deckers Outdoor Corp.*	1,935	1,293,412
Lululemon Athletica, Inc.*	8,151	4,167,525
LVMH Moet Hennessy Louis Vuitton SE (ADR)	22,375	3,634,819
NIKE, Inc., Class B	144,241	15,660,245
Ralph Lauren Corp.	40,574	5,850,771
Skechers USA, Inc., Class A*	762	47,503
Tapestry, Inc.	1,181	43,473
Under Armour, Inc., Class A*	369,236	3,245,584

		34,384,938

Total Consumer Discretionary		541,130,106

Consumer Staples (3.8%)
Beverages (2.1%)
Boston Beer Co., Inc. (The), Class A*	13,440	4,644,730
Brown-Forman Corp., Class A	3,037	180,975
Brown-Forman Corp., Class B	10,937	624,503
Celsius Holdings, Inc. (x)*	62,837	3,425,873
Coca-Cola Co. (The)	342,191	20,165,316
Constellation Brands, Inc., Class A	1,196	289,133
Diageo plc (ADR)	64,390	9,379,047
Heineken NV (ADR)	112,525	5,736,524
Monster Beverage Corp.*	380,298	21,908,968
PepsiCo, Inc.	141,187	23,979,200

		90,334,269

Consumer Staples Distribution & Retail (0.7%)
Albertsons Cos., Inc., Class A	2,800	64,400
BJ’s Wholesale Club Holdings, Inc.*	3,598	239,843
Casey’s General Stores, Inc.	419	115,116
Costco Wholesale Corp.	32,456	21,423,557
Dollar General Corp.	16,186	2,200,487
Maplebear, Inc. (x)*	1,443	33,867
Performance Food Group Co.*	5,088	351,835
Sysco Corp.	37,034	2,708,296
Target Corp.	33,692	4,798,415

		31,935,816

Food Products (0.5%)
Freshpet, Inc.*	981	85,112
Hershey Co. (The)	8,029	1,496,927
Lamb Weston Holdings, Inc.	10,039	1,085,115
Mondelez International, Inc., Class A	153,600	11,125,248
Nestle SA (Registered)	61,854	7,171,254

		20,963,656

Household Products (0.4%)
Church & Dwight Co., Inc.	16,021	1,514,946
Clorox Co. (The)	9,135	1,302,560
Kimberly-Clark Corp.	23,146	2,812,470
Procter & Gamble Co. (The)	90,849	13,313,012

		18,942,988

Personal Care Products (0.1%)
Estee Lauder Cos., Inc. (The), Class A	6,785	992,306
Kenvue, Inc.	42,786	921,183

		1,913,489

Total Consumer Staples		164,090,218

Energy (0.3%)
Energy Equipment & Services (0.0%)†
Halliburton Co.	13,313	481,265

Oil, Gas & Consumable Fuels (0.3%)
Antero Midstream Corp.	8,851	110,903
APA Corp.	19,861	712,613
Cheniere Energy, Inc.	28,917	4,936,421
ConocoPhillips	20,822	2,416,809
Hess Corp.	11,416	1,645,730
New Fortress Energy, Inc. (x)	4,165	157,145
ONEOK, Inc.	1,922	134,963
Ovintiv, Inc.	8,401	368,972
Targa Resources Corp.	16,111	1,399,563
Texas Pacific Land Corp.	451	709,175

		12,592,294

Total Energy		13,073,559

Financials (5.7%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	92	130,545
NU Holdings Ltd., Class A*	115,395	961,241

		1,091,786

Capital Markets (1.7%)
Ameriprise Financial, Inc.	7,513	2,853,663
Ares Management Corp., Class A	11,836	1,407,537
BlackRock, Inc.	12,755	10,354,509
Blackstone, Inc.	77,830	10,189,504
Blue Owl Capital, Inc., Class A	5,204	77,540
Charles Schwab Corp. (The)	228,416	15,715,021
FactSet Research Systems, Inc.	17,507	8,351,714
Houlihan Lokey, Inc., Class A	317	38,011
KKR & Co., Inc.	11,874	983,761
LPL Financial Holdings, Inc.	5,516	1,255,552
MarketAxess Holdings, Inc.	2,727	798,602
Moody’s Corp.	10,600	4,139,936
Morgan Stanley	20,144	1,878,428
Morningstar, Inc.	1,876	536,986
MSCI, Inc.	16,254	9,194,075
S&P Global, Inc.	1,918	844,917
SEI Investments Co.	91,710	5,828,171
TPG, Inc., Class A	1,454	62,769
Tradeweb Markets, Inc., Class A	2,763	251,101
XP, Inc., Class A	2,155	56,181

		74,817,978

Consumer Finance (0.1%)
American Express Co.	13,938	2,611,145
SLM Corp.	7,425	141,966

		2,753,111

Financial Services (3.6%)
Apollo Global Management, Inc.	38,178	3,557,808
Block, Inc., Class A*	94,152	7,282,657
Equitable Holdings, Inc.‡	25,308	842,756

See Notes to Financial Statements.

1149

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Euronet Worldwide, Inc.*	1,844	$187,148
Fiserv, Inc.*	11,999	1,593,947
FleetCor Technologies, Inc.*	4,937	1,395,246
Jack Henry & Associates, Inc.	1,597	260,966
Mastercard, Inc., Class A	110,072	46,946,809
PayPal Holdings, Inc.*	448,125	27,519,356
Rocket Cos., Inc., Class A (x)*	2,688	38,922
Shift4 Payments, Inc., Class A (x)*	4,166	309,700
Toast, Inc., Class A*	26,291	480,074
UWM Holdings Corp., Class A	2,718	19,434
Visa, Inc., Class A	239,697	62,405,114
Western Union Co. (The)	4,047	48,240
WEX, Inc.*	1,341	260,891

		153,149,068

Insurance (0.3%)
Arch Capital Group Ltd.*	3,558	264,253
Arthur J Gallagher & Co.	927	208,464
Brighthouse Financial, Inc.*	673	35,615
Brown & Brown, Inc.	6,774	481,699
Everest Group Ltd.	447	158,050
Kinsale Capital Group, Inc.	1,620	542,554
Lincoln National Corp.	1,228	33,119
Marsh & McLennan Cos., Inc.	29,042	5,502,588
Primerica, Inc.	1,680	345,677
Progressive Corp. (The)	32,065	5,107,313
RenaissanceRe Holdings Ltd.	1,017	199,332
RLI Corp.	695	92,518
Ryan Specialty Holdings, Inc., Class A*	6,460	277,909
Willis Towers Watson plc	902	217,563

		13,466,654

Total Financials		245,278,597

Health Care (7.5%)
Biotechnology (1.8%)
AbbVie, Inc.	129,274	20,033,592
Alnylam Pharmaceuticals, Inc.*	64,727	12,389,395
Amgen, Inc.	26,611	7,664,500
Apellis Pharmaceuticals, Inc.*	7,105	425,305
BioMarin Pharmaceutical, Inc.*	1,726	166,421
CRISPR Therapeutics AG (x)*	60,132	3,764,263
Exact Sciences Corp.*	47,009	3,477,726
Exelixis, Inc.*	16,937	406,319
Incyte Corp.*	10,131	636,126
Ionis Pharmaceuticals, Inc.*	8,894	449,947
Karuna Therapeutics, Inc.*	2,298	727,340
Moderna, Inc.*	5,227	519,825
Natera, Inc.*	7,296	457,021
Neurocrine Biosciences, Inc.*	7,223	951,703
Regeneron Pharmaceuticals, Inc.*	22,397	19,671,061
Roivant Sciences Ltd.*	24,846	279,021
Sarepta Therapeutics, Inc.*	6,705	646,563
Ultragenyx Pharmaceutical, Inc.*	5,287	252,824
Vertex Pharmaceuticals, Inc.*	17,267	7,025,770

		79,944,722

Health Care Equipment & Supplies (1.1%)
Abbott Laboratories	68,290	7,516,680
Align Technology, Inc.*	16,127	4,418,798
Dexcom, Inc.*	28,289	3,510,382
Edwards Lifesciences Corp.*	58,957	4,495,471
GE HealthCare Technologies, Inc.	2,318	179,228
Globus Medical, Inc., Class A*	2,572	137,062
IDEXX Laboratories, Inc.*	6,021	3,341,956
Inspire Medical Systems, Inc.*	1,997	406,250
Insulet Corp.*	5,041	1,093,796
Intuitive Surgical, Inc.*	44,518	15,018,592
Masimo Corp.*	3,262	382,339
Novocure Ltd.*	8,132	121,411
Penumbra, Inc.*	2,603	654,759
ResMed, Inc.	10,662	1,834,077
Shockwave Medical, Inc.*	2,685	511,654
Stryker Corp.	6,669	1,997,099
Tandem Diabetes Care, Inc.*	680	20,114

		45,639,668

Health Care Providers & Services (1.2%)
agilon health, Inc.*	19,254	241,638
Cardinal Health, Inc.	9,246	931,997
Cencora, Inc.	11,941	2,452,443
Chemed Corp.	764	446,749
Cigna Group (The)	1,580	473,131
DaVita, Inc.*	3,984	417,364
Elevance Health, Inc.	2,324	1,095,905
Encompass Health Corp.	507	33,827
HCA Healthcare, Inc.	6,547	1,772,142
Humana, Inc.	3,936	1,801,940
McKesson Corp.	14,982	6,936,366
Molina Healthcare, Inc.*	2,263	817,645
UnitedHealth Group, Inc.	69,766	36,729,706

		54,150,853

Health Care Technology (0.4%)
Certara, Inc.*	3,303	58,100
Doximity, Inc., Class A*	228,099	6,395,896
Veeva Systems, Inc., Class A*	50,743	9,769,042

		16,223,038

Life Sciences Tools & Services (0.8%)
10X Genomics, Inc., Class A (x)*	6,478	362,509
Agilent Technologies, Inc.	17,394	2,418,288
Bio-Techne Corp.	10,583	816,584
Bruker Corp.	7,967	585,415
ICON plc*	949	268,633
Illumina, Inc.*	43,252	6,022,408
IQVIA Holdings, Inc.*	12,350	2,857,543
Maravai LifeSciences Holdings, Inc., Class A*	4,492	29,423
Medpace Holdings, Inc.*	1,701	521,408
Mettler-Toledo International, Inc.*	1,603	1,944,375
Repligen Corp.*	1,698	305,300
Sotera Health Co. (x)*	5,273	88,850
Thermo Fisher Scientific, Inc.	27,535	14,615,303
Waters Corp.*	4,325	1,423,920
West Pharmaceutical Services, Inc.	5,369	1,890,532

		34,150,491

Pharmaceuticals (2.2%)
Eli Lilly and Co.	99,402	57,943,414
Jazz Pharmaceuticals plc*	2,219	272,937
Merck & Co., Inc.	34,221	3,730,773
Novartis AG (ADR)	37,211	3,757,195
Novo Nordisk A/S (ADR)	115,306	11,928,406

See Notes to Financial Statements.

1150

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Roche Holding AG (ADR) (x)	112,478	$4,075,078
Sandoz Group AG (ADR) (x)*	7,442	238,218
Zoetis, Inc.	59,755	11,793,844

		93,739,865

Total Health Care		323,848,637

Industrials (3.9%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc.*	5,134	1,326,266
Boeing Co. (The)*	95,894	24,995,730
BWX Technologies, Inc.	1,220	93,611
HEICO Corp.	2,892	517,292
HEICO Corp., Class A	5,250	747,810
Lockheed Martin Corp.	16,228	7,355,179
Northrop Grumman Corp.	567	265,435
Spirit AeroSystems Holdings, Inc., Class A*	841	26,727
TransDigm Group, Inc.	6,416	6,490,425

		41,818,475

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	6,654	574,839
Expeditors International of Washington, Inc.	47,875	6,089,700
United Parcel Service, Inc., Class B	14,827	2,331,249

		8,995,788

Building Products (0.2%)
A.O. Smith Corp.	1,026	84,583
Advanced Drainage Systems, Inc.	4,884	686,886
Allegion plc	6,042	765,461
Armstrong World Industries, Inc.	1,022	100,483
Trane Technologies plc	23,299	5,682,626
Trex Co., Inc.*	8,093	670,020

		7,990,059

Commercial Services & Supplies (0.3%)
Cintas Corp.	5,636	3,396,592
Copart, Inc.*	62,700	3,072,300
MSA Safety, Inc.	487	82,220
RB Global, Inc.	10,360	692,980
Rollins, Inc.	18,440	805,275
Tetra Tech, Inc.	750	125,198
Waste Management, Inc.	26,780	4,796,298

		12,970,863

Construction & Engineering (0.1%)
EMCOR Group, Inc.	1,111	239,343
Quanta Services, Inc.	14,106	3,044,075
Valmont Industries, Inc.	105	24,518
WillScot Mobile Mini Holdings Corp.*	3,874	172,393

		3,480,329

Electrical Equipment (0.2%)
ChargePoint Holdings, Inc. (x)*	21,132	49,449
Eaton Corp. plc	29,331	7,063,491
Hubbell, Inc., Class B	1,807	594,377
Rockwell Automation, Inc.	8,489	2,635,665
Vertiv Holdings Co., Class A	1,844	88,567

		10,431,549

Ground Transportation (0.6%)
Avis Budget Group, Inc.	549	97,316
CSX Corp.	16,521	572,783
JB Hunt Transport Services, Inc.	1,268	253,270
Landstar System, Inc.	2,033	393,691
Lyft, Inc., Class A*	25,375	380,371
Old Dominion Freight Line, Inc.	6,784	2,749,759
Saia, Inc.*	228	99,914
Uber Technologies, Inc.*	286,952	17,667,635
U-Haul Holding Co.	2,423	170,676
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	581	41,716
Union Pacific Corp.	19,112	4,694,289

		27,121,420

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	6,348	1,331,239

Machinery (0.7%)
Allison Transmission Holdings, Inc.	689	40,065
Caterpillar, Inc.	28,033	8,288,517
Deere & Co.	32,886	13,150,125
Donaldson Co., Inc.	3,380	220,883
Graco, Inc.	4,919	426,772
IDEX Corp.	479	103,996
Illinois Tool Works, Inc.	17,871	4,681,130
Lincoln Electric Holdings, Inc.	3,904	848,964
Otis Worldwide Corp.	1,908	170,709
Toro Co. (The)	7,429	713,110
Xylem, Inc.	2,207	252,392

		28,896,663

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	16,419	225,597
Delta Air Lines, Inc.	2,559	102,949

		328,546

Professional Services (0.4%)
Automatic Data Processing, Inc.	25,994	6,055,822
Booz Allen Hamilton Holding Corp.	9,338	1,194,424
Broadridge Financial Solutions, Inc.	7,237	1,489,013
Ceridian HCM Holding, Inc.*	992	66,583
Equifax, Inc.	6,229	1,540,369
FTI Consulting, Inc.*	481	95,791
Genpact Ltd.	3,489	121,103
KBR, Inc.	3,848	213,218
Paychex, Inc.	23,538	2,803,611
Paycom Software, Inc.	3,693	763,417
Paycor HCM, Inc.*	1,978	42,705
Paylocity Holding Corp.*	3,078	507,408
Verisk Analytics, Inc.	10,401	2,484,383

		17,377,847

Trading Companies & Distributors (0.2%)
Fastenal Co.	31,543	2,043,040
Ferguson plc	871	168,164
SiteOne Landscape Supply, Inc.*	1,119	181,837
United Rentals, Inc.	1,025	587,755
Watsco, Inc.	563	241,229
WW Grainger, Inc.	6,249	5,178,484

		8,400,509

Total Industrials		169,143,287

See Notes to Financial Statements.

1151

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Information Technology (26.5%)
Communications Equipment (0.2%)
Arista Networks, Inc.*	32,603	$7,678,333
Motorola Solutions, Inc.	11,127	3,483,752
Ubiquiti, Inc.	149	20,794

		11,182,879

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	63,700	6,314,581
CDW Corp.	9,405	2,137,945
Jabil, Inc.	23,175	2,952,495
Keysight Technologies, Inc.*	3,292	523,724
Vontier Corp.	4,111	142,035
Zebra Technologies Corp., Class A*	720	196,798

		12,267,578

IT Services (1.4%)
Accenture plc, Class A	68,497	24,036,282
Cloudflare, Inc., Class A*	21,195	1,764,696
Cognizant Technology Solutions Corp., Class A	26,691	2,015,971
EPAM Systems, Inc.*	4,106	1,220,878
Gartner, Inc.*	15,760	7,109,494
Globant SA*	3,090	735,358
GoDaddy, Inc., Class A*	6,512	691,314
MongoDB, Inc.*	8,967	3,666,158
Okta, Inc.*	751	67,988
Shopify, Inc., Class A*	178,881	13,934,830
Snowflake, Inc., Class A*	22,899	4,556,901
Twilio, Inc., Class A*	2,184	165,700
VeriSign, Inc.*	375	77,235

		60,042,805

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Micro Devices, Inc.*	94,119	13,874,082
Allegro MicroSystems, Inc.*	4,547	137,638
Applied Materials, Inc.	51,722	8,382,584
ARM Holdings plc (ADR) (x)*	95,453	7,172,816
ASML Holding NV (Registered) (ADR)	1,940	1,468,425
Broadcom, Inc.	41,650	46,491,812
Enphase Energy, Inc.*	9,664	1,277,001
Entegris, Inc.	607	72,731
First Solar, Inc.*	5,107	879,834
KLA Corp.	10,049	5,841,484
Lam Research Corp.	13,532	10,599,074
Lattice Semiconductor Corp.*	9,828	678,034
Microchip Technology, Inc.	28,333	2,555,070
Monolithic Power Systems, Inc.	3,334	2,103,020
NVIDIA Corp.	285,503	141,386,796
ON Semiconductor Corp.*	18,638	1,556,832
QUALCOMM, Inc.	127,424	18,429,333
Teradyne, Inc.	9,452	1,025,731
Texas Instruments, Inc.	27,131	4,624,750
Universal Display Corp.	1,460	279,240

		268,836,287

Software (13.0%)
Adobe, Inc.*	66,572	39,716,855
Alteryx, Inc., Class A*	4,670	220,237
ANSYS, Inc.*	5,255	1,906,934
AppLovin Corp., Class A*	3,786	150,872
Atlassian Corp., Class A*	11,350	2,699,711
Autodesk, Inc.*	98,623	24,012,728
Bentley Systems, Inc., Class B	13,248	691,281
Cadence Design Systems, Inc.*	19,799	5,392,654
Confluent, Inc., Class A*	12,951	303,053
Crowdstrike Holdings, Inc., Class A*	15,552	3,970,737
Datadog, Inc., Class A*	20,173	2,448,599
DocuSign, Inc.*	15,014	892,582
DoubleVerify Holdings, Inc.*	10,061	370,043
Dropbox, Inc., Class A*	16,550	487,894
Dynatrace, Inc.*	17,516	957,950
Elastic NV*	5,623	633,712
Fair Isaac Corp.*	1,781	2,073,102
Five9, Inc.*	5,310	417,844
Fortinet, Inc.*	47,911	2,804,231
Gen Digital, Inc.	6,756	154,172
Gitlab, Inc., Class A*	6,628	417,299
HashiCorp, Inc., Class A*	4,964	117,349
HubSpot, Inc.*	8,027	4,659,995
Informatica, Inc., Class A*	540	15,331
Intuit, Inc.	27,972	17,483,339
Manhattan Associates, Inc.*	4,493	967,433
Microsoft Corp.	784,165	294,877,407
nCino, Inc.*	1,168	39,280
Nutanix, Inc., Class A*	4,363	208,071
Oracle Corp.	280,237	29,545,387
Palantir Technologies, Inc., Class A*	138,378	2,375,950
Palo Alto Networks, Inc.*	32,764	9,661,448
Pegasystems, Inc.	2,870	140,228
Procore Technologies, Inc.*	5,524	382,371
PTC, Inc.*	4,446	777,872
RingCentral, Inc., Class A*	6,827	231,777
Salesforce, Inc.*	158,621	41,739,530
SentinelOne, Inc., Class A*	1,971	54,084
ServiceNow, Inc.*	39,779	28,103,466
Smartsheet, Inc., Class A*	9,167	438,366
Splunk, Inc.*	11,280	1,718,508
Synopsys, Inc.*	22,234	11,448,509
Teradata Corp.*	7,249	315,404
Tyler Technologies, Inc.*	2,295	959,585
UiPath, Inc., Class A*	20,631	512,474
Unity Software, Inc. (x)*	8,852	361,958
Workday, Inc., Class A*	79,182	21,858,983
Zscaler, Inc.*	6,412	1,420,643

		561,137,238

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	1,197,843	230,620,713
HP, Inc.	12,594	378,953
NetApp, Inc.	6,228	549,061
Pure Storage, Inc., Class A*	16,337	582,577

		232,131,304

Total Information Technology		1,145,598,091

Materials (0.3%)
Chemicals (0.2%)
Axalta Coating Systems Ltd.*	1,850	62,845
Ecolab, Inc.	14,107	2,798,123
FMC Corp.	1,455	91,738
Ginkgo Bioworks Holdings, Inc., Class A (x)*	14,328	24,214

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Linde plc	3,329	$1,367,254
PPG Industries, Inc.	4,362	652,337
RPM International, Inc.	1,899	211,985
Scotts Miracle-Gro Co. (The)	3,227	205,721
Sherwin-Williams Co. (The)	14,511	4,525,981

		9,940,198

Construction Materials (0.0%)†
Eagle Materials, Inc.	1,640	332,658
Vulcan Materials Co.	2,123	481,942

		814,600

Containers & Packaging (0.0%)†
Ardagh Metal Packaging SA	4,940	18,970
Avery Dennison Corp.	1,895	383,093
Graphic Packaging Holding Co.	11,251	277,337
Sealed Air Corp.	6,215	226,972

		906,372

Metals & Mining (0.1%)
Freeport-McMoRan, Inc.	37,041	1,576,835
Southern Copper Corp.	6,250	537,938

		2,114,773

Total Materials		13,775,943

Real Estate (0.4%)
Real Estate Management & Development (0.1%)
CoStar Group, Inc.*	12,763	1,115,359

Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	4,050	285,687
Sun Communities, Inc. (REIT)	2,095	279,997
UDR, Inc. (REIT)	1,437	55,022

		620,706

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	5,240	747,434

Specialized REITs (0.3%)
American Tower Corp. (REIT)	34,102	7,361,940
Crown Castle, Inc. (REIT)	3,252	374,598
Equinix, Inc. (REIT)	3,420	2,754,434
Iron Mountain, Inc. (REIT)	10,658	745,847
Lamar Advertising Co. (REIT), Class A	4,888	519,496
Public Storage (REIT)	6,709	2,046,245
SBA Communications Corp. (REIT)	848	215,129

		14,017,689

Total Real Estate		16,501,188

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	29,966	576,845
Vistra Corp.	7,605	292,945

Total Utilities		869,790

Total Common Stocks (69.6%) (Cost $1,187,606,912)		3,007,843,162

EXCHANGE TRADED FUNDS (ETF):
Equity (20.2%)
iShares Core S&P 500 ETF	2,079	992,993
iShares Morningstar Growth ETF (x)‡	3,163,125	214,523,138
iShares Morningstar U.S. Equity ETF	15,692	1,031,906
iShares Morningstar Value ETF	42,236	2,982,706
iShares Russell 1000 ETF (x)	3,225	845,789
iShares Russell 1000 Growth ETF	255,473	77,451,749
iShares S&P 500 Growth ETF (x)	703,100	52,802,810
SPDR Portfolio S&P 500 Growth ETF (x)	2,230,700	145,129,342
SPDR Portfolio S&P 500 Value ETF (x)	47,800	2,228,914
Vanguard Growth ETF	426,822	132,690,423
Vanguard Large-Cap ETF	600	130,890
Vanguard Russell 1000 Growth ETF	2,816,500	219,743,330
Vanguard Russell 1000 Value	183,300	13,296,582
Vanguard Value ETF	77,200	11,541,400

Total Exchange Traded Funds (20.2%) (Cost $492,817,947)		875,391,972

SHORT-TERM INVESTMENTS:
Investment Companies (4.6%)
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	14,767,818	14,767,818
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	183,902,181	184,049,302

Total Investment Companies		198,817,120

Total Short-Term Investments (4.6%) (Cost $198,731,477)		198,817,120

Total Investments in Securities (94.4%) (Cost $1,879,156,336)		4,082,052,254
Other Assets Less Liabilities (5.6%)		240,717,092

Net Assets (100%)		$4,322,769,346

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $15,141,442. This was collateralized by $981,437 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/15/24 – 11/15/53 and by cash of $14,767,818 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

USD — United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	25,308	—	710,744	(81,820)	14,766	199,066	842,756	12,034	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Growth ETF (x)	3,163,125	161,107,677	—	(8,506,862)	124,299	61,798,024	214,523,138	1,505,467	—

Total		161,107,677	710,744	(8,588,682)	139,065	61,997,090	215,365,894	1,517,501	—

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	247	3/2024	USD	84,096,090	3,621,619
S&P 500 E-Mini Index	1,401	3/2024	USD	337,641,000	11,635,152

					15,256,771

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$374,533,746	$—	$—	$374,533,746
Consumer Discretionary	541,130,106	—	—	541,130,106
Consumer Staples	156,918,964	7,171,254	—	164,090,218
Energy	13,073,559	—	—	13,073,559
Financials	245,278,597	—	—	245,278,597
Health Care	323,848,637	—	—	323,848,637
Industrials	169,143,287	—	—	169,143,287
Information Technology	1,145,598,091	—	—	1,145,598,091
Materials	13,775,943	—	—	13,775,943
Real Estate	16,501,188	—	—	16,501,188
Utilities	869,790	—	—	869,790
Exchange Traded Funds	875,391,972	—	—	875,391,972
Futures	15,256,771	—	—	15,256,771

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Investment Companies	$198,817,120	$—	$—	$198,817,120

Total Assets	$4,090,137,771	$7,171,254	$—	$4,097,309,025

Total Liabilities	$—	$—	$—	$—

Total	$4,090,137,771	$7,171,254	$—	$4,097,309,025

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$15,256,771	*

Total		$15,256,771

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$59,300,416	$59,300,416

Total	$59,300,416	$59,300,416

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$28,272,395	$28,272,395

Total	$28,272,395	$28,272,395

^ The Portfolio held futures contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$383,383,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$814,437,774
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,288,982,508

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 9%)*	Net Proceeds of Sales and Redemptions (affiliated 10%)*	Net Realized Gain (Loss)
$ 71,773,147	$133,828,389	$44,121,616

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,225,986,465
Aggregate gross unrealized depreciation	(46,565,356)

Net unrealized appreciation	$2,179,421,109

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,917,887,916

For the year ended December 31, 2023, the Portfolio incurred approximately $12,223 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $98,135,625)	$215,365,894
Unaffiliated Issuers (Cost $1,781,020,711)	3,866,686,360
Cash	236,742,118
Cash held as collateral at broker for futures	21,179,200
Dividends, interest and other receivables	2,339,678
Receivable for securities sold	1,000,858
Receivable for Portfolio shares sold	99,977
Securities lending income receivable	13,773
Other assets	17,832

Total assets	4,343,445,690

LIABILITIES
Payable for return of collateral on securities loaned	14,767,818
Investment management fees payable	1,642,096
Payable for Portfolio shares repurchased	1,390,357
Due to broker for futures variation margin	1,189,059
Distribution fees payable – Class IB	880,990
Administrative fees payable	471,645
Distribution fees payable – Class IA	15,323
Trustees’ fees payable	4,670
Accrued expenses	314,386

Total liabilities	20,676,344

Commitments and contingent liabilities^
NET ASSETS	$4,322,769,346

Net assets were comprised of:
Paid in capital	$2,197,545,082
Total distributable earnings (loss)	2,125,224,264

Net assets	$4,322,769,346

Class IA
Net asset value, offering and redemption price per share, $73,105,151 / 2,356,753 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.02

Class IB
Net asset value, offering and redemption price per share, $4,200,505,068 / 143,625,372 shares outstanding (unlimited amount authorized: $0.01 par value)	$29.25

Class K
Net asset value, offering and redemption price per share, $49,159,127 / 1,575,167 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.21

(x)	Includes value of securities on loan of $15,141,442.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($1,517,501 of dividend income received from affiliates) (net of $146,428 foreign withholding tax)	$38,747,403
Interest	12,185,286
Securities lending (net)	254,079

Total income	51,186,768

EXPENSES
Investment management fees	18,222,564
Distribution fees – Class IB	9,740,888
Administrative fees	5,125,332
Printing and mailing expenses	301,973
Custodian fees	261,799
Professional fees	236,454
Distribution fees – Class IA	166,788
Trustees’ fees	141,370
Miscellaneous	85,312

Total expenses	34,282,480

NET INVESTMENT INCOME (LOSS)	16,904,288

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($139,065 realized gain (loss) from affiliates)	337,341,650
Futures contracts	59,300,416
Foreign currency transactions	4,956

Net realized gain (loss)	396,647,022

Change in unrealized appreciation (depreciation) on:
Investments in securities ($61,997,090 of change in unrealized appreciation (depreciation) from affiliates)	861,741,491
Futures contracts	28,272,395
Foreign currency translations	10,572

Net change in unrealized appreciation (depreciation)	890,024,458

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,286,671,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,303,575,768

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$16,904,288	$1,997,104
Net realized gain (loss)	396,647,022	157,130,276
Net change in unrealized appreciation (depreciation)	890,024,458	(1,817,546,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,303,575,768	(1,658,419,395)

Distributions to shareholders:
Class IA	(5,878,666)	(7,646,025)
Class IB	(356,946,395)	(480,009,317)
Class K	(4,019,559)	(5,630,908)

Total distributions to shareholders	(366,844,620)	(493,286,250)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 31,203 and 79,851 shares, respectively ]	895,751	2,602,254
Capital shares issued in reinvestment of dividends and distributions [ 192,989 and 297,389 shares, respectively ]	5,878,666	7,646,025
Capital shares repurchased [ (246,841) and (188,627) shares , respectively]	(7,218,619)	(5,931,126)

Total Class IA transactions	(444,202)	4,317,153

Class IB
Capital shares sold [ 1,417,256 and 1,532,102 shares, respectively ]	39,447,906	44,470,938
Capital shares issued in reinvestment of dividends and distributions [ 12,423,126 and 19,683,260 shares, respectively ]	356,946,395	480,009,317
Capital shares repurchased [ (19,193,040) and (14,838,264) shares , respectively]	(534,892,089)	(434,822,555)

Total Class IB transactions	(138,497,788)	89,657,700

Class K
Capital shares sold [ 69,996 and 40,671 shares, respectively ]	2,054,732	1,275,561
Capital shares issued in reinvestment of dividends and distributions [ 131,145 and 217,535 shares, respectively ]	4,019,559	5,630,908
Capital shares repurchased [ (276,124) and (248,697) shares , respectively]	(7,981,680)	(7,552,674)

Total Class K transactions	(1,907,389)	(646,205)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(140,849,379)	93,328,648

TOTAL INCREASE (DECREASE) IN NET ASSETS	795,881,769	(2,058,376,997)
NET ASSETS:
Beginning of year	3,526,887,577	5,585,264,574

End of year	$4,322,769,346	$3,526,887,577

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$24.29	$39.93	$41.27	$36.07	$29.30

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.01	(0.08)	0.02	0.14
Net realized and unrealized gain (loss)	9.28	(12.09)	10.01	11.26	9.67

Total from investment operations	9.40	(12.08)	9.93	11.28	9.81

Less distributions:
Dividends from net investment income	(0.12)	(0.02)	—	(0.03)	(0.15)
Distributions from net realized gains	(2.55)	(3.54)	(11.27)	(6.05)	(2.89)

Total dividends and distributions	(2.67)	(3.56)	(11.27)	(6.08)	(3.04)

Net asset value, end of year	$31.02	$24.29	$39.93	$41.27	$36.07

Total return	38.99%	(30.58)%	24.38%	32.00%	33.73%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$73,105	$57,799	$87,478	$76,155	$61,670
Ratio of expenses to average net assets (f)	0.86%	0.85%	0.82%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets (f)	0.42%	0.05%	(0.17)%	0.06%	0.41%
Portfolio turnover rate^	23%	20%	29%	20%	17%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$23.02	$38.09	$39.79	$34.95	$28.46

Income (loss) from investment operations:
Net investment income (loss) (e)	0.12	0.01	(0.07)	0.02	0.14
Net realized and unrealized gain (loss)	8.78	(11.52)	9.64	10.90	9.39

Total from investment operations	8.90	(11.51)	9.57	10.92	9.53

Less distributions:
Dividends from net investment income	(0.12)	(0.02)	—	(0.03)	(0.15)
Distributions from net realized gains	(2.55)	(3.54)	(11.27)	(6.05)	(2.89)

Total dividends and distributions	(2.67)	(3.56)	(11.27)	(6.08)	(3.04)

Net asset value, end of year	$29.25	$23.02	$38.09	$39.79	$34.95

Total return	38.97%	(30.57)%	24.38%	31.99%	33.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,200,505	$3,428,797	$5,431,974	$4,962,811	$4,351,634
Ratio of expenses to average net assets (f)	0.86%	0.85%	0.82%	0.84%	0.85%
Ratio of net investment income (loss) to average net assets (f)	0.42%	0.04%	(0.17)%	0.06%	0.41%
Portfolio turnover rate^	23%	20%	29%	20%	17%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$24.42	$40.11	$41.32	$36.09	$29.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.20	0.09	0.03 †	0.13	0.23
Net realized and unrealized gain (loss)	9.33	(12.15)	10.03	11.28	9.67

Total from investment operations	9.53	(12.06)	10.06	11.41	9.90

Less distributions:
Dividends from net investment income	(0.19)	(0.09)	—	(0.13)	(0.23)
Distributions from net realized gains	(2.55)	(3.54)	(11.27)	(6.05)	(2.89)

Total dividends and distributions	(2.74)	(3.63)	(11.27)	(6.18)	(3.12)

Net asset value, end of year	$31.21	$24.42	$40.11	$41.32	$36.09

Total return	39.31%	(30.39)%	24.66%	32.34%	34.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$49,159	$40,291	$65,813	$527,792	$646,853
Ratio of expenses to average net assets (f)	0.61%	0.60%	0.57%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets (f)	0.67%	0.30%	0.06%	0.33%	0.66%
Portfolio turnover rate^	23%	20%	29%	20%	17%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	10.67%	10.16%	7.66%
Portfolio – Class IB Shares*	10.71	10.15	7.66
Portfolio – Class K Shares	10.98	10.41	7.85
Russell 1000® Value Index	11.46	10.91	8.40

* The returns of Class IB were calculated using the returns of Class K, adjusted for expenses, for the period from April 14, 2015 through April 30, 2015.

   Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 10.71% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned 11.46% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Financials, Technology, Communication Services, Industrials and Consumer Discretionary.

•	The stocks that contributed the most to performance were Meta Platforms, Inc., JPMorgan Chase & Co., Intel Corp., Berkshire Hathaway, Inc. and Salesforce, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Health Care, Utilities, Consumer Staples, Energy and Materials.

•	The stocks that detracted the most from performance were Pfizer, Inc., Chevron Corp., NextEra Energy, Inc., Johnson & Johnson and Bristol-Myers Squibb Co.

Sector Weightings as of December 31, 2023	% of Net Assets
Financials	21.6%
Health Care	14.5
Industrials	13.7
Information Technology	9.4
Consumer Staples	7.8
Energy	7.7
Consumer Discretionary	5.1
Real Estate	5.0
Materials	4.8
Utilities	4.8
Communication Services	4.6
Investment Companies	0.4
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value

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by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,056.30	$3.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.44	3.80
Class IB
Actual	1,000.00	1,056.50	3.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.44	3.80
Class K
Actual	1,000.00	1,056.90	2.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.70	2.53

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.75%, 0.75% and 0.50%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	281,041	$4,715,868
Frontier Communications Parent, Inc.*	9,599	243,239
Iridium Communications, Inc.	308	12,677
Verizon Communications, Inc.	165,199	6,228,002

		11,199,786

Entertainment (1.5%)
AMC Entertainment Holdings, Inc., Class A*	7,773	47,571
Electronic Arts, Inc.	10,618	1,452,649
Liberty Media Corp.-Liberty Formula One, Class A*	933	54,095
Liberty Media Corp.-Liberty Formula One, Class C*	7,606	480,167
Liberty Media Corp.-Liberty Live, Class A*	768	28,070
Liberty Media Corp.-Liberty Live, Class C*	1,831	68,461
Live Nation Entertainment, Inc.*	4,751	444,694
Madison Square Garden Sports Corp.*	729	132,554
Playtika Holding Corp.*	139	1,212
Roku, Inc.*	4,233	387,997
Take-Two Interactive Software, Inc.*	6,469	1,041,185
Walt Disney Co. (The)*	71,786	6,481,558
Warner Bros Discovery, Inc.*	86,443	983,721

		11,603,934

Interactive Media & Services (0.0%)†
IAC, Inc.*	2,905	152,164
Match Group, Inc.*	1,082	39,493
TripAdvisor, Inc.*	4,216	90,770
ZoomInfo Technologies, Inc., Class A*	5,699	105,375

		387,802

Media (1.3%)
Cable One, Inc.	203	112,988
Comcast Corp., Class A	156,716	6,871,996
DISH Network Corp., Class A*	9,706	56,004
Fox Corp., Class A	9,669	286,879
Fox Corp., Class B	5,267	145,633
Interpublic Group of Cos., Inc. (The)	15,120	493,517
Liberty Broadband Corp., Class A*	513	41,368
Liberty Broadband Corp., Class C*	3,622	291,897
Liberty Media Corp.-Liberty SiriusXM*	6,021	173,284
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,912	83,691
New York Times Co. (The), Class A	6,332	310,205
News Corp., Class A	14,930	366,531
News Corp., Class B	4,566	117,438
Nexstar Media Group, Inc., Class A	860	134,805
Omnicom Group, Inc.	7,739	669,501
Paramount Global, Class A (x)	359	7,058
Paramount Global, Class B	22,622	334,579
Sirius XM Holdings, Inc. (x)	25,262	138,183

		10,635,557

Wireless Telecommunication Services (0.4%)
T-Mobile US, Inc.	20,548	3,294,461

Total Communication Services		37,121,540

Consumer Discretionary (5.1%)
Automobile Components (0.3%)
Aptiv plc*	10,619	952,736
BorgWarner, Inc.	9,148	327,956
Gentex Corp.	9,189	300,113
Lear Corp.	2,273	320,970
Phinia, Inc.	1,830	55,431
QuantumScape Corp., Class A (x)*	13,264	92,185

		2,049,391

Automobiles (0.6%)
Ford Motor Co.	153,999	1,877,248
General Motors Co.	53,869	1,934,974
Harley-Davidson, Inc.	5,044	185,821
Lucid Group, Inc. (x)*	29,214	122,991
Rivian Automotive, Inc., Class A (x)*	26,004	610,054
Thor Industries, Inc. (x)	2,009	237,564

		4,968,652

Broadline Retail (0.2%)
eBay, Inc.	19,667	857,875
Etsy, Inc.*	2,113	171,259
Kohl’s Corp.	4,333	124,270
Macy’s, Inc.	10,609	213,453
Nordstrom, Inc. (x)	4,474	82,545
Ollie’s Bargain Outlet Holdings, Inc.*	1,641	124,536

		1,573,938

Distributors (0.2%)
Genuine Parts Co.	5,502	762,027
LKQ Corp.	10,448	499,310

		1,261,337

Diversified Consumer Services (0.1%)
ADT, Inc.	8,240	56,197
Bright Horizons Family Solutions, Inc.*	1,973	185,936
Grand Canyon Education, Inc.*	841	111,046
H&R Block, Inc.	2,012	97,320
Mister Car Wash, Inc. (x)*	2,977	25,721
Service Corp. International	3,663	250,732

		726,952

Hotels, Restaurants & Leisure (1.4%)
Aramark	9,183	258,042
Boyd Gaming Corp.	2,828	177,061
Caesars Entertainment, Inc.*	4,767	223,477
Carnival Corp.*	38,986	722,800
Cava Group, Inc. (x)*	143	6,146
Darden Restaurants, Inc.	2,524	414,693
DoorDash, Inc., Class A*	2,604	257,510
Expedia Group, Inc.*	1,445	219,337
Hilton Worldwide Holdings, Inc.	5,298	964,713
Hyatt Hotels Corp., Class A (x)	1,727	225,218
Las Vegas Sands Corp.	983	48,373
Marriott Vacations Worldwide Corp.	1,409	119,610
McDonald’s Corp.	16,805	4,982,851
MGM Resorts International*	11,069	494,563

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Norwegian Cruise Line Holdings Ltd. (x)*	12,581	$252,123
Penn Entertainment, Inc.*	5,867	152,659
Planet Fitness, Inc., Class A*	1,748	127,604
Royal Caribbean Cruises Ltd.*	6,418	831,067
Travel + Leisure Co.	1,511	59,065
Vail Resorts, Inc.	1,322	282,207
Wyndham Hotels & Resorts, Inc.	2,959	237,933
Wynn Resorts Ltd.	3,825	348,496
Yum! Brands, Inc.	1,342	175,346

		11,580,894

Household Durables (1.0%)
DR Horton, Inc.	12,209	1,855,524
Garmin Ltd.	6,027	774,710
Leggett & Platt, Inc.	5,195	135,953
Lennar Corp., Class A	9,619	1,433,616
Lennar Corp., Class B	517	69,304
Mohawk Industries, Inc.*	2,074	214,659
Newell Brands, Inc.	14,915	129,462
NVR, Inc.*	106	742,048
PulteGroup, Inc.	8,403	867,358
Tempur Sealy International, Inc.	5,214	265,758
Toll Brothers, Inc.	4,202	431,923
TopBuild Corp.*	1,161	434,516
Whirlpool Corp.	2,098	255,473

		7,610,304

Leisure Products (0.1%)
Brunswick Corp.	2,507	242,552
Hasbro, Inc.	5,124	261,631
Mattel, Inc.*	13,803	260,601
Polaris, Inc.	1,928	182,717

		947,501

Specialty Retail (0.7%)
Advance Auto Parts, Inc.	2,328	142,078
AutoNation, Inc.*	1,114	167,301
AutoZone, Inc.*	114	294,760
Bath & Body Works, Inc.	8,985	387,793
Best Buy Co., Inc.	6,595	516,257
CarMax, Inc.*	5,848	448,776
Dick’s Sporting Goods, Inc.	2,182	320,645
GameStop Corp., Class A (x)*	10,502	184,100
Gap, Inc. (The)	7,620	159,334
Lithia Motors, Inc., Class A	1,061	349,366
Lowe’s Cos., Inc.	6,053	1,347,095
Murphy USA, Inc.	40	14,262
O’Reilly Automotive, Inc.*	353	335,378
Penske Automotive Group, Inc.	767	123,111
Petco Health & Wellness Co., Inc., Class A*	3,214	10,156
RH*	510	148,655
Ross Stores, Inc.	883	122,198
Valvoline, Inc.*	4,005	150,508
Victoria’s Secret & Co.*	1,673	44,401
Wayfair, Inc., Class A (x)*	2,097	129,385
Williams-Sonoma, Inc.	2,177	439,275

		5,834,834

Textiles, Apparel & Luxury Goods (0.5%)
Birkenstock Holding plc (x)*	833	40,592
Capri Holdings Ltd.*	4,432	222,664
Carter’s, Inc.	1,409	105,520
Columbia Sportswear Co.	1,384	110,083
NIKE, Inc., Class B	21,799	2,366,717
PVH Corp.	2,356	287,715
Ralph Lauren Corp.	1,566	225,817
Skechers USA, Inc., Class A*	4,852	302,474
Tapestry, Inc.	8,408	309,499
Under Armour, Inc., Class A*	7,391	64,967
Under Armour, Inc., Class C*	7,926	66,182
VF Corp.	13,708	257,710

		4,359,940

Total Consumer Discretionary		40,913,743

Consumer Staples (7.8%)
Beverages (1.3%)
Boston Beer Co., Inc. (The), Class A*	28	9,676
Brown-Forman Corp., Class A	395	23,538
Brown-Forman Corp., Class B	1,486	84,851
Coca-Cola Co. (The)	77,056	4,540,910
Constellation Brands, Inc., Class A	5,688	1,375,074
Keurig Dr Pepper, Inc.	37,400	1,246,168
Molson Coors Beverage Co., Class B	6,855	419,595
PepsiCo, Inc.	16,711	2,838,196

		10,538,008

Consumer Staples Distribution & Retail (1.7%)
Albertsons Cos., Inc., Class A	14,930	343,390
BJ’s Wholesale Club Holdings, Inc.*	3,411	227,377
Casey’s General Stores, Inc.	1,250	343,425
Dollar Tree, Inc.*	8,182	1,162,253
Grocery Outlet Holding Corp.*	3,721	100,318
Kroger Co. (The)	25,601	1,170,222
Maplebear, Inc.*	252	5,914
Performance Food Group Co.*	3,184	220,174
US Foods Holding Corp.*	8,886	403,513
Walgreens Boots Alliance, Inc.	28,104	733,796
Walmart, Inc.	56,032	8,833,445

		13,543,827

Food Products (1.7%)
Archer-Daniels-Midland Co.	20,950	1,513,009
Bunge Global SA	5,675	572,891
Campbell Soup Co.	7,501	324,268
Conagra Brands, Inc.	18,659	534,767
Darling Ingredients, Inc.*	6,214	309,706
Flowers Foods, Inc.	7,368	165,854
Freshpet, Inc.*	1,231	106,801
General Mills, Inc.	22,814	1,486,104
Hershey Co. (The)	1,518	283,016
Hormel Foods Corp.	11,353	364,545
Ingredion, Inc.	2,586	280,658
J M Smucker Co. (The)	4,027	508,932
Kellanova	10,192	569,835
Kraft Heinz Co. (The)	31,520	1,165,609
Lamb Weston Holdings, Inc.	319	34,481
McCormick & Co., Inc. (Non-Voting)	9,858	674,484
Mondelez International, Inc., Class A	53,381	3,866,386
Pilgrim’s Pride Corp.*	1,610	44,533

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Post Holdings, Inc.*	2,015	$177,441
Seaboard Corp.	8	28,561
Tyson Foods, Inc., Class A	10,899	585,821
WK Kellogg Co.	2,548	33,481

		13,631,183

Household Products (1.7%)
Church & Dwight Co., Inc.	997	94,276
Colgate-Palmolive Co.	32,212	2,567,619
Kimberly-Clark Corp.	780	94,778
Procter & Gamble Co. (The)	75,043	10,996,801
Reynolds Consumer Products, Inc.	2,129	57,142
Spectrum Brands Holdings, Inc.	1,370	109,285

		13,919,901

Personal Care Products (0.3%)
Coty, Inc., Class A*	14,763	183,357
Estee Lauder Cos., Inc. (The), Class A	6,180	903,825
Kenvue, Inc.	45,000	968,850
Olaplex Holdings, Inc.*	5,108	12,974

		2,069,006

Tobacco (1.1%)
Altria Group, Inc.	70,113	2,828,358
Philip Morris International, Inc.	60,919	5,731,260

		8,559,618

Total Consumer Staples		62,261,543

Energy (7.7%)
Energy Equipment & Services (0.7%)
Baker Hughes Co.	39,747	1,358,552
Halliburton Co.	28,163	1,018,092
NOV, Inc.	15,382	311,947
Schlumberger NV	55,922	2,910,181
TechnipFMC plc	16,976	341,897

		5,940,669

Oil, Gas & Consumable Fuels (7.0%)
Antero Midstream Corp.	8,853	110,928
Antero Resources Corp.*	11,088	251,476
APA Corp.	1,370	49,156
Chesapeake Energy Corp. (x)	4,911	377,852
Chevron Corp.	67,546	10,075,161
ConocoPhillips	47,032	5,459,004
Coterra Energy, Inc.	29,283	747,302
Devon Energy Corp.	25,147	1,139,159
Diamondback Energy, Inc.	6,998	1,085,250
DT Midstream, Inc.	3,804	208,459
EOG Resources, Inc.	23,068	2,790,075
EQT Corp.	14,139	546,614
Exxon Mobil Corp.	158,911	15,887,922
Hess Corp.	4,820	694,851
HF Sinclair Corp.	5,675	315,360
Kinder Morgan, Inc.	76,957	1,357,522
Marathon Oil Corp.	23,706	572,737
Marathon Petroleum Corp.	14,893	2,209,525
Occidental Petroleum Corp.	26,965	1,610,080
ONEOK, Inc.	21,571	1,514,716
Ovintiv, Inc.	5,607	246,259
Phillips 66	17,469	2,325,823
Pioneer Natural Resources Co.	9,134	2,054,054
Range Resources Corp.	9,179	279,409
Southwestern Energy Co.*	43,015	281,748
Valero Energy Corp.	13,321	1,731,730
Williams Cos., Inc. (The)	47,786	1,664,386

		55,586,558

Total Energy		61,527,227

Financials (21.6%)
Banks (7.0%)
Bank of America Corp.	270,508	9,108,004
Bank OZK	4,176	208,090
BOK Financial Corp.	1,111	95,157
Citigroup, Inc.	75,069	3,861,549
Citizens Financial Group, Inc.	18,245	604,639
Columbia Banking System, Inc.	8,152	217,495
Comerica, Inc.	5,159	287,924
Commerce Bancshares, Inc.	4,728	252,522
Cullen/Frost Bankers, Inc.	2,321	251,805
East West Bancorp, Inc.	5,507	396,229
Fifth Third Bancorp	26,628	918,400
First Citizens BancShares, Inc., Class A	379	537,790
First Hawaiian, Inc.	4,987	114,003
First Horizon Corp.	21,797	308,646
FNB Corp.	14,018	193,028
Huntington Bancshares, Inc.	56,420	717,662
JPMorgan Chase & Co.	113,316	19,275,052
KeyCorp	36,540	526,176
M&T Bank Corp.	6,489	889,512
New York Community Bancorp, Inc.	27,924	285,663
NU Holdings Ltd., Class A*	28,887	240,629
Pinnacle Financial Partners, Inc.	2,950	257,299
PNC Financial Services Group, Inc. (The)	15,630	2,420,306
Popular, Inc.	2,759	226,431
Prosperity Bancshares, Inc.	3,415	231,298
Regions Financial Corp.	36,663	710,529
Synovus Financial Corp.	5,670	213,475
TFS Financial Corp.	1,963	28,836
Truist Financial Corp.	52,051	1,921,723
US Bancorp	61,135	2,645,923
Webster Financial Corp.	6,703	340,244
Wells Fargo & Co.	144,068	7,091,027
Western Alliance Bancorp	4,239	278,884
Wintrust Financial Corp.	2,385	221,209
Zions Bancorp NA	5,705	250,278

		56,127,437

Capital Markets (5.5%)
Affiliated Managers Group, Inc.	1,357	205,477
Bank of New York Mellon Corp. (The)	30,216	1,572,743
BlackRock, Inc.	5,835	4,736,853
Blue Owl Capital, Inc., Class A	15,201	226,495
Carlyle Group, Inc. (The) (x)	8,272	336,588
Cboe Global Markets, Inc.	4,125	736,560
Charles Schwab Corp. (The)	58,179	4,002,715
CME Group, Inc.	14,093	2,967,986
Coinbase Global, Inc., Class A*	6,646	1,155,872
Evercore, Inc., Class A	1,379	235,878
Franklin Resources, Inc.	11,162	332,516
Goldman Sachs Group, Inc. (The)	12,517	4,828,683
Houlihan Lokey, Inc., Class A	1,837	220,275

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Interactive Brokers Group, Inc., Class A	4,064	$336,905
Intercontinental Exchange, Inc.	22,218	2,853,458
Invesco Ltd.	14,241	254,059
Janus Henderson Group plc	5,248	158,227
Jefferies Financial Group, Inc.	7,102	286,992
KKR & Co., Inc.	19,628	1,626,180
Lazard Ltd., Class A	4,291	149,327
Moody’s Corp.	548	214,027
Morgan Stanley	47,195	4,400,934
MSCI, Inc.	1,506	851,869
Nasdaq, Inc.	13,398	778,960
Northern Trust Corp.	8,037	678,162
Raymond James Financial, Inc.	7,422	827,553
Robinhood Markets, Inc., Class A*	26,363	335,864
S&P Global, Inc.	11,548	5,087,125
SEI Investments Co.	3,938	250,260
State Street Corp.	12,087	936,259
Stifel Financial Corp.	3,890	268,993
T. Rowe Price Group, Inc.	8,653	931,841
TPG, Inc., Class A	1,786	77,102
Tradeweb Markets, Inc., Class A	2,939	267,096
Virtu Financial, Inc., Class A	3,453	69,958
XP, Inc., Class A	11,613	302,751

		43,502,543

Consumer Finance (1.0%)
Ally Financial, Inc.	10,610	370,501
American Express Co.	15,302	2,866,677
Capital One Financial Corp.	14,875	1,950,410
Credit Acceptance Corp.*	246	131,051
Discover Financial Services	9,787	1,100,059
OneMain Holdings, Inc.	4,398	216,382
SLM Corp.	5,344	102,177
SoFi Technologies, Inc. (x)*	36,588	364,051
Synchrony Financial	16,159	617,112

		7,718,420

Financial Services (4.2%)
Affirm Holdings, Inc., Class A*	8,829	433,857
Berkshire Hathaway, Inc., Class B*	71,884	25,638,147
Block, Inc., Class A*	13,359	1,033,319
Corebridge Financial, Inc.	8,969	194,269
Euronet Worldwide, Inc.*	929	94,284
Fidelity National Information Services, Inc.	23,227	1,395,246
Fiserv, Inc.*	17,037	2,263,195
FleetCor Technologies, Inc.*	197	55,674
Global Payments, Inc.	10,117	1,284,859
Jack Henry & Associates, Inc.	1,948	318,323
MGIC Investment Corp.	10,797	208,274
NCR Atleos Corp.*	2,530	61,454
PayPal Holdings, Inc.*	4,051	248,772
Rocket Cos., Inc., Class A (x)*	2,967	42,962
UWM Holdings Corp., Class A	2,336	16,702
Voya Financial, Inc.	3,841	280,239
Western Union Co. (The)	12,179	145,174
WEX, Inc.*	909	176,846

		33,891,596

Insurance (3.8%)
Aflac, Inc.	23,153	1,910,123
Allstate Corp. (The)	10,291	1,440,534
American Financial Group, Inc.	2,853	339,193
American International Group, Inc.	27,934	1,892,529
Aon plc, Class A	7,779	2,263,845
Arch Capital Group Ltd.*	12,053	895,176
Arthur J Gallagher & Co.	7,843	1,763,734
Assurant, Inc.	2,074	349,448
Assured Guaranty Ltd.	2,202	164,776
Axis Capital Holdings Ltd.	3,048	168,768
Brighthouse Financial, Inc.*	2,284	120,869
Brown & Brown, Inc.	5,673	403,407
Chubb Ltd.	15,938	3,601,988
Cincinnati Financial Corp.	6,022	623,036
CNA Financial Corp.	1,020	43,156
Everest Group Ltd.	1,454	514,105
Fidelity National Financial, Inc.	10,174	519,077
First American Financial Corp.	3,929	253,185
Globe Life, Inc.	3,445	419,325
Hanover Insurance Group, Inc. (The)	1,392	169,017
Hartford Financial Services Group, Inc. (The)	11,582	930,961
Kemper Corp.	2,360	114,861
Lincoln National Corp.	6,010	162,090
Loews Corp.	7,179	499,587
Markel Group, Inc.*	515	731,249
Marsh & McLennan Cos., Inc.	3,866	732,491
MetLife, Inc.	24,856	1,643,727
Old Republic International Corp.	10,240	301,056
Primerica, Inc.	489	100,617
Principal Financial Group, Inc.	9,483	746,028
Progressive Corp. (The)	5,758	917,134
Prudential Financial, Inc.	14,246	1,477,453
Reinsurance Group of America, Inc.	2,607	421,760
RenaissanceRe Holdings Ltd.	1,447	283,612
RLI Corp.	1,228	163,471
Travelers Cos., Inc. (The)	8,945	1,703,933
Unum Group	7,706	348,465
W R Berkley Corp.	7,841	554,516
White Mountains Insurance Group Ltd.	97	145,986
Willis Towers Watson plc	3,550	856,260

		30,690,548

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	25,336	248,546
Annaly Capital Management, Inc. (REIT)	19,361	375,023
Rithm Capital Corp. (REIT)	18,890	201,745
Starwood Property Trust, Inc. (REIT) (x)	11,554	242,865

		1,068,179

Total Financials		172,998,723

Health Care (14.5%)
Biotechnology (1.8%)
Alnylam Pharmaceuticals, Inc.*	957	183,179
Amgen, Inc.	6,710	1,932,614
Biogen, Inc.*	5,653	1,462,827
BioMarin Pharmaceutical, Inc.*	6,474	624,223
Exact Sciences Corp.*	4,573	338,311
Exelixis, Inc.*	3,230	77,488

See Notes to Financial Statements.

1166

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Gilead Sciences, Inc.	49,063	$3,974,594
Incyte Corp.*	1,894	118,924
Ionis Pharmaceuticals, Inc.*	776	39,258
Karuna Therapeutics, Inc.*	148	46,843
Mirati Therapeutics, Inc.*	2,145	126,019
Moderna, Inc.*	13,044	1,297,226
Regeneron Pharmaceuticals, Inc.*	3,750	3,293,588
Roivant Sciences Ltd.*	754	8,467
United Therapeutics Corp.*	1,770	389,205
Vertex Pharmaceuticals, Inc.*	860	349,925

		14,262,691

Health Care Equipment & Supplies (3.4%)
Abbott Laboratories	63,673	7,008,487
Baxter International, Inc.	19,832	766,705
Becton Dickinson & Co.	11,367	2,771,616
Boston Scientific Corp.*	57,413	3,319,046
Cooper Cos., Inc. (The)	1,906	721,307
Dentsply Sirona, Inc.	8,289	295,006
Enovis Corp.*	2,056	115,177
Envista Holdings Corp.*	6,420	154,465
GE HealthCare Technologies, Inc.	14,136	1,092,996
Globus Medical, Inc., Class A*	3,327	177,296
Hologic, Inc.*	9,531	680,990
ICU Medical, Inc.*	793	79,094
Integra LifeSciences Holdings Corp.*	2,673	116,409
Medtronic plc	52,140	4,295,293
QuidelOrtho Corp.*	2,095	154,401
STERIS plc	3,891	855,436
Stryker Corp.	10,403	3,115,282
Tandem Diabetes Care, Inc.*	2,185	64,632
Teleflex, Inc.	1,843	459,534
Zimmer Biomet Holdings, Inc.	8,239	1,002,686

		27,245,858

Health Care Providers & Services (3.0%)
Acadia Healthcare Co., Inc.*	3,517	273,482
agilon health, Inc.*	1,230	15,436
Amedisys, Inc.*	1,256	119,395
Cardinal Health, Inc.	4,722	475,978
Centene Corp.*	20,942	1,554,106
Chemed Corp.	164	95,899
Cigna Group (The)	10,612	3,177,763
CVS Health Corp.	50,264	3,968,845
Elevance Health, Inc.	8,068	3,804,546
Encompass Health Corp.	3,608	240,726
HCA Healthcare, Inc.	6,190	1,675,509
Henry Schein, Inc.*	5,111	386,954
Humana, Inc.	2,775	1,270,423
Laboratory Corp. of America Holdings	3,326	755,967
McKesson Corp.	3,294	1,525,056
Molina Healthcare, Inc.*	1,033	373,233
Premier, Inc., Class A	4,650	103,974
Quest Diagnostics, Inc.	4,393	605,707
R1 RCM, Inc.*	5,994	63,357
Tenet Healthcare Corp.*	3,958	299,106
UnitedHealth Group, Inc.	5,802	3,054,579
Universal Health Services, Inc., Class B	2,352	358,539

		24,198,580

Health Care Technology (0.1%)
Certara, Inc.*	2,987	52,541
Doximity, Inc., Class A*	2,649	74,278
Teladoc Health, Inc.*	6,465	139,321

		266,140

Life Sciences Tools & Services (1.7%)
Agilent Technologies, Inc.	2,144	298,080
Avantor, Inc.*	26,464	604,173
Azenta, Inc.*	2,325	151,451
Bio-Rad Laboratories, Inc., Class A*	807	260,572
Bio-Techne Corp.	348	26,852
Charles River Laboratories International, Inc.*	1,990	470,436
Danaher Corp.	25,836	5,976,900
Fortrea Holdings, Inc.*	3,471	121,138
ICON plc*	2,720	769,950
Illumina, Inc.*	4,355	606,390
IQVIA Holdings, Inc.*	521	120,549
Maravai LifeSciences Holdings, Inc., Class A*	1,813	11,875
QIAGEN NV*	9,040	392,607
Repligen Corp.*	1,215	218,457
Revvity, Inc.	4,864	531,684
Sotera Health Co. (x)*	1,150	19,378
Thermo Fisher Scientific, Inc.	5,815	3,086,544

		13,667,036

Pharmaceuticals (4.5%)
Bristol-Myers Squibb Co.	79,925	4,100,952
Catalent, Inc.*	7,053	316,891
Elanco Animal Health, Inc.*	19,215	286,304
Jazz Pharmaceuticals plc*	1,154	141,942
Johnson & Johnson	94,607	14,828,701
Merck & Co., Inc.	81,365	8,870,412
Organon & Co.	10,017	144,445
Perrigo Co. plc	5,290	170,232
Pfizer, Inc.	221,807	6,385,824
Royalty Pharma plc, Class A	14,564	409,103
Viatris, Inc.	46,921	508,154

		36,162,960

Total Health Care		115,803,265

Industrials (13.7%)
Aerospace & Defense (2.6%)
Boeing Co. (The)*	18,912	4,929,602
BWX Technologies, Inc.	2,968	227,735
Curtiss-Wright Corp.	1,496	333,294
General Dynamics Corp.	9,606	2,494,390
HEICO Corp.	175	31,302
HEICO Corp., Class A	315	44,869
Hexcel Corp.	3,304	243,670
Howmet Aerospace, Inc.	14,878	805,197
Huntington Ingalls Industries, Inc.	1,537	399,067
L3Harris Technologies, Inc.	7,422	1,563,221
Mercury Systems, Inc.*	2,105	76,980
Northrop Grumman Corp.	5,298	2,480,206
RTX Corp.	56,451	4,749,787
Spirit AeroSystems Holdings, Inc., Class A*	3,676	116,823
Textron, Inc.	7,676	617,304
TransDigm Group, Inc.	1,728	1,748,045
Woodward, Inc.	2,346	319,361

		21,180,853

See Notes to Financial Statements.

1167

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Air Freight & Logistics (0.8%)
CH Robinson Worldwide, Inc.	996	$86,045
Expeditors International of Washington, Inc.	4,996	635,491
FedEx Corp.	9,102	2,302,533
GXO Logistics, Inc.*	4,588	280,602
United Parcel Service, Inc., Class B	20,553	3,231,548

		6,536,219

Building Products (1.1%)
A.O. Smith Corp.	4,238	349,381
Allegion plc	258	32,686
Armstrong World Industries, Inc.	1,217	119,655
AZEK Co., Inc. (The), Class A*	5,172	197,829
Builders FirstSource, Inc.*	4,823	805,152
Carlisle Cos., Inc.	1,898	592,992
Carrier Global Corp.	32,690	1,878,040
Fortune Brands Innovations, Inc.	4,957	377,426
Hayward Holdings, Inc.*	5,205	70,788
Johnson Controls International plc	26,689	1,538,354
Lennox International, Inc.	1,253	560,742
Masco Corp.	8,819	590,697
Owens Corning	3,473	514,803
Trane Technologies plc	6,299	1,536,326

		9,164,871

Commercial Services & Supplies (0.5%)
Cintas Corp.	374	225,395
Clean Harbors, Inc.*	1,984	346,228
Driven Brands Holdings, Inc.*	2,436	34,737
MSA Safety, Inc.	1,201	202,765
RB Global, Inc.	1,674	111,974
Republic Services, Inc.	8,104	1,336,431
Stericycle, Inc.*	3,610	178,911
Tetra Tech, Inc.	1,702	284,115
Veralto Corp.	8,612	708,423
Vestis Corp.	4,591	97,054
Waste Management, Inc.	1,612	288,709

		3,814,742

Construction & Engineering (0.3%)
AECOM	5,134	474,536
EMCOR Group, Inc.	1,190	256,362
MasTec, Inc.*	2,437	184,530
MDU Resources Group, Inc.	7,922	156,855
Quanta Services, Inc.	4,156	896,865
Valmont Industries, Inc.	760	177,467
WillScot Mobile Mini Holdings Corp.*	5,626	250,357

		2,396,972

Electrical Equipment (1.3%)
Acuity Brands, Inc.	1,224	250,712
AMETEK, Inc.	9,024	1,487,967
Eaton Corp. plc	15,632	3,764,498
Emerson Electric Co.	22,400	2,180,192
Generac Holdings, Inc.*	2,385	308,237
Hubbell, Inc., Class B	1,143	375,967
nVent Electric plc	6,451	381,190
Plug Power, Inc. (x)*	20,616	92,772
Regal Rexnord Corp.	2,594	383,964
Sensata Technologies Holding plc	5,914	222,189
Sunrun, Inc.*	8,274	162,419
Vertiv Holdings Co., Class A	12,479	599,366

		10,209,473

Ground Transportation (1.3%)
Avis Budget Group, Inc.	512	90,757
CSX Corp.	68,853	2,387,133
Hertz Global Holdings, Inc.*	5,148	53,488
JB Hunt Transport Services, Inc.	2,592	517,726
Knight-Swift Transportation Holdings, Inc., Class A	6,124	353,049
Landstar System, Inc.	286	55,384
Norfolk Southern Corp.	8,917	2,107,800
Old Dominion Freight Line, Inc.	267	108,223
Ryder System, Inc.	1,715	197,328
Saia, Inc.*	927	406,230
Schneider National, Inc., Class B	2,114	53,801
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	186	13,355
U-Haul Holding Co. (New York Stock exchange)	2,423	170,676
Union Pacific Corp.	13,687	3,361,801
XPO, Inc.*	4,466	391,177

		10,267,928

Industrial Conglomerates (1.6%)
3M Co.	21,581	2,359,235
General Electric Co.	42,558	5,431,678
Honeywell International, Inc.	22,764	4,773,838

		12,564,751

Machinery (2.6%)
AGCO Corp.	2,454	297,940
Allison Transmission Holdings, Inc.	3,161	183,812
Caterpillar, Inc.	5,007	1,480,420
CNH Industrial NV	38,334	466,908
Crane Co.	1,881	222,221
Cummins, Inc.	5,563	1,332,728
Deere & Co.	676	270,312
Donaldson Co., Inc.	2,777	181,477
Dover Corp.	5,472	841,648
Esab Corp.	2,212	191,603
Flowserve Corp.	5,128	211,376
Fortive Corp.	13,874	1,021,543
Gates Industrial Corp. plc*	4,382	58,806
Graco, Inc.	3,873	336,021
IDEX Corp.	2,725	591,625
Illinois Tool Works, Inc.	2,174	569,458
Ingersoll Rand, Inc.	15,878	1,228,005
ITT, Inc.	3,240	386,597
Lincoln Electric Holdings, Inc.	142	30,879
Middleby Corp. (The)*	2,086	306,997
Nordson Corp.	2,243	592,511
Oshkosh Corp.	2,556	277,096
Otis Worldwide Corp.	15,263	1,365,581
PACCAR, Inc.*	20,117	1,964,425
Parker-Hannifin Corp.	5,014	2,309,950
Pentair plc	6,434	467,816
RBC Bearings, Inc.*	1,108	315,658
Snap-on, Inc.	2,041	589,522
Stanley Black & Decker, Inc.	6,005	589,090
Timken Co. (The)	2,397	192,120

See Notes to Financial Statements.

1168

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Westinghouse Air Brake Technologies Corp.	6,994	$887,539
Xylem, Inc.	8,196	937,295

		20,698,979

Marine Transportation (0.0%)†
Kirby Corp.*	2,311	181,367

Passenger Airlines (0.3%)
Alaska Air Group, Inc.*	4,915	192,029
American Airlines Group, Inc.*	16,022	220,142
Delta Air Lines, Inc.	23,892	961,175
Southwest Airlines Co.	23,318	673,424
United Airlines Holdings, Inc.*	12,813	528,665

		2,575,435

Professional Services (0.7%)
Automatic Data Processing, Inc.	2,305	536,996
Broadridge Financial Solutions, Inc.	754	155,135
CACI International, Inc., Class A*	865	280,139
Ceridian HCM Holding, Inc.*	5,287	354,863
Clarivate plc (x)*	18,454	170,884
Concentrix Corp.	1,721	169,019
Dun & Bradstreet Holdings, Inc.	10,681	124,968
Equifax, Inc.	1,472	364,011
FTI Consulting, Inc.*	1,063	211,696
Genpact Ltd.	5,212	180,908
Jacobs Solutions, Inc.	4,935	640,563
KBR, Inc.	3,338	184,959
Leidos Holdings, Inc.	5,354	579,517
ManpowerGroup, Inc.	1,928	153,218
Paycor HCM, Inc.*	1,367	29,514
Robert Half, Inc.	4,050	356,076
Science Applications International Corp.	2,066	256,845
SS&C Technologies Holdings, Inc.	8,523	520,841
TransUnion	7,574	520,410

		5,790,562

Trading Companies & Distributors (0.6%)
Air Lease Corp., Class A	4,056	170,109
Core & Main, Inc., Class A*	5,254	212,314
Fastenal Co.	5,623	364,202
Ferguson plc	7,579	1,463,277
MSC Industrial Direct Co., Inc., Class A	1,840	186,318
SiteOne Landscape Supply, Inc.*	1,182	192,075
United Rentals, Inc.	2,110	1,209,916
Watsco, Inc.	978	419,044
WESCO International, Inc.	1,735	301,682

		4,518,937

Total Industrials		109,901,089

Information Technology (9.4%)
Communications Equipment (1.2%)
Ciena Corp.*	5,816	261,778
Cisco Systems, Inc.	159,181	8,041,824
F5, Inc.*	2,318	414,876
Juniper Networks, Inc.	12,482	367,969
Lumentum Holdings, Inc.*	2,620	137,340
Motorola Solutions, Inc.	519	162,494
Ubiquiti, Inc.	25	3,489
Viasat, Inc. (x)*	4,583	128,095

		9,517,865

Electronic Equipment, Instruments & Components (0.8%)
Amphenol Corp., Class A	11,371	1,127,207
Arrow Electronics, Inc.*	2,172	265,527
Avnet, Inc.	3,563	179,575
CDW Corp.	308	70,015
Cognex Corp.	6,774	282,747
Coherent Corp.*	5,092	221,655
Corning, Inc.	29,840	908,628
Crane NXT Co.	1,886	107,257
IPG Photonics Corp.*	1,176	127,643
Jabil, Inc.	1,819	231,741
Keysight Technologies, Inc.*	5,179	823,927
Littelfuse, Inc.	949	253,914
TD SYNNEX Corp.	2,068	222,537
Teledyne Technologies, Inc.*	1,828	815,818
Trimble, Inc.*	9,664	514,125
Vontier Corp.	4,040	139,582
Zebra Technologies Corp., Class A*	1,646	449,901

		6,741,799

IT Services (1.3%)
Akamai Technologies, Inc.*	5,858	693,294
Amdocs Ltd.	4,595	403,855
Cognizant Technology Solutions Corp., Class A	19,932	1,505,464
DXC Technology Co.*	8,026	183,555
GoDaddy, Inc., Class A*	2,269	240,877
International Business Machines Corp.	35,668	5,833,502
Kyndryl Holdings, Inc.*	8,904	185,025
Okta, Inc.*	5,612	508,054
Twilio, Inc., Class A*	5,544	420,623
VeriSign, Inc.*	3,298	679,256

		10,653,505

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	27,119	3,997,612
Analog Devices, Inc.	19,548	3,881,451
Applied Materials, Inc.	5,084	823,964
Cirrus Logic, Inc.*	2,164	180,023
Entegris, Inc.	5,552	665,241
First Solar, Inc.*	4,174	719,097
GLOBALFOUNDRIES, Inc. (x)*	3,076	186,405
Intel Corp.	165,648	8,323,812
Lam Research Corp.	274	214,613
Marvell Technology, Inc.	33,532	2,022,315
Microchip Technology, Inc.	6,057	546,220
Micron Technology, Inc.	42,900	3,661,086
MKS Instruments, Inc.	2,602	267,668
ON Semiconductor Corp.*	16,917	1,413,077
Qorvo, Inc.*	3,839	432,310
QUALCOMM, Inc.	5,606	810,796
Skyworks Solutions, Inc.	6,237	701,163
Teradyne, Inc.	1,010	109,605
Texas Instruments, Inc.	21,095	3,595,854
Universal Display Corp.	1,004	192,025
Wolfspeed, Inc.*	4,862	211,546

		32,955,883

Software (1.6%)
ANSYS, Inc.*	596	216,276
AppLovin Corp., Class A*	6,120	243,882
Aspen Technology, Inc.*	1,077	237,101

See Notes to Financial Statements.

1169

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Bentley Systems, Inc., Class B	557	$29,064
BILL Holdings, Inc.*	4,023	328,237
CCC Intelligent Solutions Holdings, Inc.*	7,888	89,844
Dolby Laboratories, Inc., Class A	2,320	199,938
Dropbox, Inc., Class A*	1,124	33,135
Gen Digital, Inc.	18,337	418,450
Guidewire Software, Inc.*	3,198	348,710
HashiCorp, Inc., Class A*	1,205	28,486
Informatica, Inc., Class A*	1,535	43,579
nCino, Inc.*	2,492	83,806
NCR Voyix Corp.*	5,059	85,548
Nutanix, Inc., Class A*	7,213	343,988
Oracle Corp.	35,672	3,760,899
PTC, Inc.*	2,143	374,939
Roper Technologies, Inc.	4,148	2,261,365
Salesforce, Inc.*	9,140	2,405,100
SentinelOne, Inc., Class A*	7,934	217,709
Tyler Technologies, Inc.*	398	166,412
UiPath, Inc., Class A*	3,477	86,369
Unity Software, Inc. (x)*	6,919	282,918
Zoom Video Communications, Inc., Class A*	9,977	717,446

		13,003,201

Technology Hardware, Storage & Peripherals (0.4%)
Hewlett Packard Enterprise Co.	50,230	852,906
HP, Inc.	26,984	811,949
NetApp, Inc.	4,977	438,772
Pure Storage, Inc., Class A*	2,435	86,832
Western Digital Corp.*	12,720	666,146

		2,856,605

Total Information Technology		75,728,858

Materials (4.8%)
Chemicals (2.8%)
Air Products and Chemicals, Inc.	8,705	2,383,429
Albemarle Corp.	4,593	663,597
Ashland, Inc.	1,859	156,732
Axalta Coating Systems Ltd.*	7,748	263,200
Celanese Corp.	3,876	602,214
CF Industries Holdings, Inc.	7,550	600,225
Chemours Co. (The)	5,829	183,847
Corteva, Inc.	27,990	1,341,281
Dow, Inc.	27,770	1,522,907
DuPont de Nemours, Inc.	18,014	1,385,817
Eastman Chemical Co.	4,650	417,663
Ecolab, Inc.	2,164	429,229
Element Solutions, Inc.	8,751	202,498
FMC Corp.	4,168	262,792
Ginkgo Bioworks Holdings, Inc., Class A (x)*	55,435	93,685
Huntsman Corp.	6,631	166,637
International Flavors & Fragrances, Inc.	10,017	811,076
Linde plc	17,238	7,079,819
LyondellBasell Industries NV, Class A	10,150	965,062
Mosaic Co. (The)	12,979	463,740
NewMarket Corp.	244	133,183
Olin Corp.	4,800	258,960
PPG Industries, Inc.	6,898	1,031,596
RPM International, Inc.	4,035	450,427
Sherwin-Williams Co. (The)	1,559	486,252
Westlake Corp.	1,269	177,609

		22,533,477

Construction Materials (0.3%)
Eagle Materials, Inc.	463	93,915
Martin Marietta Materials, Inc.	2,422	1,208,360
Vulcan Materials Co.	4,054	920,298

		2,222,573

Containers & Packaging (0.6%)
Amcor plc	56,507	544,728
AptarGroup, Inc.	2,565	317,085
Ardagh Metal Packaging SA	394	1,513
Avery Dennison Corp.	2,125	429,590
Ball Corp.	12,085	695,129
Berry Global Group, Inc.	4,676	315,116
Crown Holdings, Inc.	4,160	383,094
Graphic Packaging Holding Co.	5,552	136,857
International Paper Co.	13,583	491,025
Packaging Corp. of America	3,470	565,298
Sealed Air Corp.	2,520	92,030
Silgan Holdings, Inc.	3,275	148,194
Sonoco Products Co.	3,833	214,150
Westrock Co.	9,962	413,622

		4,747,431

Metals & Mining (1.1%)
Alcoa Corp.	6,971	237,014
Cleveland-Cliffs, Inc.*	19,533	398,864
Freeport-McMoRan, Inc.	56,065	2,386,687
MP Materials Corp.*	4,078	80,948
Newmont Corp.	45,270	1,873,725
Nucor Corp.	9,751	1,697,064
Reliance Steel & Aluminum Co.	2,264	633,196
Royal Gold, Inc.	2,571	310,988
SSR Mining, Inc.	7,975	85,811
Steel Dynamics, Inc.	6,119	722,654
United States Steel Corp.	8,684	422,477

		8,849,428

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	2,519	178,421

Total Materials		38,531,330

Real Estate (5.0%)
Diversified REITs (0.1%)
WP Carey, Inc. (REIT)	8,315	538,895

Health Care REITs (0.5%)
Healthcare Realty Trust, Inc. (REIT), Class A	14,894	256,624
Healthpeak Properties, Inc. (REIT)	21,460	424,908
Medical Properties Trust, Inc. (REIT) (x)	23,275	114,280
Omega Healthcare Investors, Inc. (REIT)	9,596	294,214
Ventas, Inc. (REIT)	15,673	781,142
Welltower, Inc. (REIT)	21,066	1,899,521

		3,770,689

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hotel & Resort REITs (0.1%)
Host Hotels & Resorts, Inc. (REIT)	27,729	$539,883
Park Hotels & Resorts, Inc. (REIT)	8,373	128,107

		667,990

Industrial REITs (0.8%)
Americold Realty Trust, Inc. (REIT)	10,589	320,529
EastGroup Properties, Inc. (REIT)	1,794	329,271
First Industrial Realty Trust, Inc. (REIT)	5,176	272,620
Prologis, Inc. (REIT)	36,214	4,827,326
Rexford Industrial Realty, Inc. (REIT)	8,254	463,049
STAG Industrial, Inc. (REIT)	7,127	279,806

		6,492,601

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	6,728	852,909
Boston Properties, Inc. (REIT)	6,151	431,616
Cousins Properties, Inc. (REIT)	5,933	144,468
Highwoods Properties, Inc. (REIT)	4,079	93,654
Kilroy Realty Corp. (REIT)	4,573	182,188
NET Lease Office Properties (REIT)	554	10,238
Vornado Realty Trust (REIT)	6,930	195,772

		1,910,845

Real Estate Management & Development (0.3%)
CBRE Group, Inc., Class A*	11,917	1,109,354
CoStar Group, Inc.*	9,040	790,006
Howard Hughes Holdings, Inc.*	1,320	112,926
Jones Lang LaSalle, Inc.*	1,858	350,920
Zillow Group, Inc., Class A*	2,167	122,912
Zillow Group, Inc., Class C*	6,058	350,516

		2,836,634

Residential REITs (0.8%)
American Homes 4 Rent (REIT), Class A	13,059	469,602
Apartment Income REIT Corp. (REIT), Class A	5,834	202,615
AvalonBay Communities, Inc. (REIT)	5,560	1,040,943
Camden Property Trust (REIT)	4,069	404,011
Equity LifeStyle Properties, Inc. (REIT)	4,689	330,762
Equity Residential (REIT)	14,633	894,954
Essex Property Trust, Inc. (REIT)	2,504	620,842
Invitation Homes, Inc. (REIT)	23,976	817,821
Mid-America Apartment Communities, Inc. (REIT)	4,554	612,331
Sun Communities, Inc. (REIT)	3,769	503,727
UDR, Inc. (REIT)	12,148	465,147

		6,362,755

Retail REITs (0.7%)
Agree Realty Corp. (REIT)	3,886	244,624
Brixmor Property Group, Inc. (REIT)	11,738	273,143
Federal Realty Investment Trust (REIT)	3,170	326,669
Kimco Realty Corp. (REIT)	23,732	505,729
NNN REIT, Inc. (REIT)	7,114	306,613
Realty Income Corp. (REIT)	28,424	1,632,106
Regency Centers Corp. (REIT)	7,086	474,762
Simon Property Group, Inc. (REIT)	9,956	1,420,124
Spirit Realty Capital, Inc. (REIT)	5,525	241,387

		5,425,157

Specialized REITs (1.5%)
Crown Castle, Inc. (REIT)	15,179	1,748,469
CubeSmart (REIT)	8,771	406,536
Digital Realty Trust, Inc. (REIT)	11,851	1,594,908
EPR Properties (REIT)	2,910	140,989
Equinix, Inc. (REIT)	1,825	1,469,837
Extra Space Storage, Inc. (REIT)	8,204	1,315,347
Gaming and Leisure Properties, Inc. (REIT)	10,033	495,129
Iron Mountain, Inc. (REIT)	5,737	401,475
Lamar Advertising Co. (REIT), Class A	780	82,898
National Storage Affiliates Trust (REIT)	3,163	131,170
Public Storage (REIT)	2,576	785,680
Rayonier, Inc. (REIT)	5,756	192,308
SBA Communications Corp. (REIT)	3,787	960,724
VICI Properties, Inc. (REIT), Class A	40,574	1,293,499
Weyerhaeuser Co. (REIT)	28,732	999,012

		12,017,981

Total Real Estate		40,023,547

Utilities (4.8%)
Electric Utilities (3.1%)
Alliant Energy Corp.	9,856	505,613
American Electric Power Co., Inc.	20,213	1,641,700
Avangrid, Inc.	2,786	90,294
Constellation Energy Corp.	12,622	1,475,385
Duke Energy Corp.	30,256	2,936,042
Edison International	14,829	1,060,125
Entergy Corp.	8,304	840,282
Evergy, Inc.	8,734	455,915
Eversource Energy	13,676	844,083
Exelon Corp.	39,009	1,400,423
FirstEnergy Corp.	21,365	783,241
Hawaiian Electric Industries, Inc.	4,297	60,974
IDACORP, Inc.	1,980	194,674
NextEra Energy, Inc.	79,467	4,826,825
NRG Energy, Inc.	8,928	461,578
OGE Energy Corp.	7,839	273,816
PG&E Corp.	79,932	1,441,174
Pinnacle West Capital Corp.	4,440	318,970
PPL Corp.	28,956	784,708
Southern Co. (The)	42,773	2,999,243
Xcel Energy, Inc.	21,619	1,338,432

		24,733,497

Gas Utilities (0.1%)
Atmos Energy Corp.	5,810	673,379
National Fuel Gas Co.	3,483	174,742
UGI Corp.	8,192	201,523

		1,049,644

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	10,191	196,177
Brookfield Renewable Corp., Class A	5,224	150,399
Clearway Energy, Inc., Class A	1,359	34,763
Clearway Energy, Inc., Class C	3,212	88,105
Vistra Corp.	10,102	389,129

		858,573

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Multi-Utilities (1.3%)
Ameren Corp.	10,274	$743,221
CenterPoint Energy, Inc.	24,758	707,336
CMS Energy Corp.	11,409	662,521
Consolidated Edison, Inc.	13,614	1,238,465
Dominion Energy, Inc.	32,804	1,541,788
DTE Energy Co.	8,083	891,232
NiSource, Inc.	16,214	430,482
Public Service Enterprise Group, Inc.	19,512	1,193,159
Sempra	24,725	1,847,699
WEC Energy Group, Inc.	12,381	1,042,109

		10,298,012

Water Utilities (0.2%)
American Water Works Co., Inc.	7,645	1,009,064
Essential Utilities, Inc.	9,521	355,609

		1,364,673

Total Utilities		38,304,399

Total Common Stocks (99.0%) (Cost $537,617,665)		793,115,264

SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	662,191	662,191
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	184,400	184,400
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,036,508	2,036,508

Total Investment Companies		2,883,099

Total Short-Term Investments (0.4%) (Cost $2,883,099)		2,883,099

Total Investments in Securities (99.4%) (Cost $540,500,764)		795,998,363
Other Assets Less Liabilities (0.6%)		4,439,362

Net Assets (100%)		$800,437,725

*	Non-income producing.
†	Percent shown is less than 0.05%.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $3,105,771. This was collateralized by $369,767 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/15/24 – 11/15/53 and by cash of $2,883,099 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	437,503	—	(387,526)	61,648	(111,625)	—	6,361	—

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	13	3/2024	USD	3,133,000	41,074
S&P Midcap 400 E-Mini Index	12	3/2024	USD	3,371,400	58,041

					99,115

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$37,121,540	$—	$—	$37,121,540
Consumer Discretionary	40,913,743	—	—	40,913,743
Consumer Staples	62,261,543	—	—	62,261,543
Energy	61,527,227	—	—	61,527,227
Financials	172,998,723	—	—	172,998,723
Health Care	115,803,265	—	—	115,803,265
Industrials	109,901,089	—	—	109,901,089
Information Technology	75,728,858	—	—	75,728,858
Materials	38,531,330	—	—	38,531,330
Real Estate	40,023,547	—	—	40,023,547
Utilities	38,304,399	—	—	38,304,399
Futures	99,115	—	—	99,115
Short-Term Investments
Investment Companies	2,883,099	—	—	2,883,099

Total Assets	$796,097,478	$—	$—	$796,097,478

Total Liabilities	$—	$—	$—	$—

Total	$796,097,478	$—	$—	$796,097,478

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$99,115	*

Total		$99,115

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$540,904	$540,904

Total	$540,904	$540,904

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$313,725	$313,725

Total	$313,725	$313,725

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$5,759,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$98,162,472
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$129,271,668

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$295,728,922
Aggregate gross unrealized depreciation	(41,755,773)

Net unrealized appreciation	$253,973,149

Federal income tax cost of investments in securities and derivative instruments, if applicable	$542,124,329

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $540,500,764)	$795,998,363
Cash	6,512,067
Dividends, interest and other receivables	1,108,673
Due from broker for futures variation margin	328,658
Receivable for Portfolio shares sold	210,421
Securities lending income receivable	6,511
Other assets	3,390

Total assets	804,168,083

LIABILITIES
Payable for return of collateral on securities loaned	2,883,099
Payable for Portfolio shares repurchased	340,948
Investment management fees payable	233,429
Distribution fees payable – Class IB	151,123
Administrative fees payable	62,648
Distribution fees payable – Class IA	15,573
Trustees’ fees payable	69
Accrued expenses	43,469

Total liabilities	3,730,358

Commitments and contingent liabilities^
NET ASSETS	$800,437,725

Net assets were comprised of:
Paid in capital	$543,504,902
Total distributable earnings (loss)	256,932,823

Net assets	$800,437,725

Class IA
Net asset value, offering and redemption price per share, $74,473,975 / 7,461,684 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.98

Class IB
Net asset value, offering and redemption price per share, $725,773,823 / 73,029,465 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.94

Class K
Net asset value, offering and redemption price per share, $189,927 / 19,118 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.93

(x)	Includes value of securities on loan of $3,105,771.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($6,361 of dividend income received from affiliates) (net of $2,209 foreign withholding tax)	$16,889,170
Interest	296,341
Securities lending (net)	146,811

Total income	17,332,322

EXPENSES
Investment management fees	2,688,464
Distribution fees – Class IB	1,738,654
Administrative fees	719,143
Distribution fees – Class IA	181,241
Professional fees	84,846
Custodian fees	74,100
Printing and mailing expenses	72,917
Trustees’ fees	27,625
Miscellaneous	135,552

Total expenses	5,722,542

NET INVESTMENT INCOME (LOSS)	11,609,780

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($61,648 realized gain (loss) from affiliates)	24,426,218
Futures contracts	540,904

Net realized gain (loss)	24,967,122

Change in unrealized appreciation (depreciation) on:
Investments in securities ($(111,625) of change in unrealized appreciation (depreciation) from affiliates)	41,677,983
Futures contracts	313,725

Net change in unrealized appreciation (depreciation)	41,991,708

NET REALIZED AND UNREALIZED GAIN (LOSS)	66,958,830

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$78,568,610

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,609,780	$11,115,594
Net realized gain (loss)	24,967,122	13,535,761
Net change in unrealized appreciation (depreciation)	41,991,708	(94,273,835)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	78,568,610	(69,622,480)

Distributions to shareholders:
Class IA	(3,257,177)	(2,639,974)
Class IB	(31,683,686)	(25,026,351)
Class K	(8,689)	(6,600)

Total distributions to shareholders	(34,949,552)	(27,672,925)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 686,652 and 961,083 shares, respectively ]	6,657,658	9,616,508
Capital shares issued in reinvestment of dividends and distributions [ 328,733 and 275,777 shares, respectively ]	3,257,177	2,639,974
Capital shares repurchased [ (1,295,623) and (1,224,487) shares , respectively]	(12,537,739)	(12,044,601)

Total Class IA transactions	(2,622,904)	211,881

Class IB
Capital shares sold [ 6,245,883 and 10,354,896 shares, respectively ]	60,209,059	102,366,955
Capital shares issued in reinvestment of dividends and distributions [ 3,211,447 and 2,625,149 shares, respectively ]	31,683,686	25,026,351
Capital shares repurchased [ (10,340,006) and (9,933,817) shares , respectively]	(99,399,524)	(97,333,561)

Total Class IB transactions	(7,506,779)	30,059,745

Class K
Capital shares issued in reinvestment of dividends and distributions [ 881 and 692 shares, respectively ]	8,689	6,600

Total Class K transactions	8,689	6,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(10,120,994)	30,278,226

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,498,064	(67,017,179)
NET ASSETS:
Beginning of year	766,939,661	833,956,840

End of year	$800,437,725	$766,939,661

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.43	$10.65	$9.14	$9.20	$7.90

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.14	0.13	0.16	0.19
Net realized and unrealized gain (loss)	0.85	(1.01)	2.08	0.04	1.83

Total from investment operations	1.00	(0.87)	2.21	0.20	2.02

Less distributions:
Dividends from net investment income	(0.16)	(0.14)	(0.14)	(0.16)	(0.21)
Distributions from net realized gains	(0.29)	(0.21)	(0.56)	(0.10)	(0.51)

Total dividends and distributions	(0.45)	(0.35)	(0.70)	(0.26)	(0.72)

Net asset value, end of year	$9.98	$9.43	$10.65	$9.14	$9.20

Total return	10.67%	(8.20)%	24.35%	2.22%	25.64%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$74,474	$72,971	$82,299	$70,420	$74,512
Ratio of expenses to average net assets:
After waivers (f)	0.74%	0.74%	0.73%	0.74%	0.73%
Before waivers (f)	0.74%	0.74%	0.73%	0.75%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.51%	1.42%	1.22%	1.91%	2.13%
Before waivers (f)	1.51%	1.42%	1.22%	1.91%	2.12%
Portfolio turnover rate^	13%	14%	16%	18%	16%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.39	$10.60	$9.11	$9.17	$7.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.15	0.14	0.13	0.16	0.19
Net realized and unrealized gain (loss)	0.85	(1.00)	2.06	0.04	1.82

Total from investment operations	1.00	(0.86)	2.19	0.20	2.01

Less distributions:
Dividends from net investment income	(0.16)	(0.14)	(0.14)	(0.16)	(0.21)
Distributions from net realized gains	(0.29)	(0.21)	(0.56)	(0.10)	(0.51)

Total dividends and distributions	(0.45)	(0.35)	(0.70)	(0.26)	(0.72)

Net asset value, end of year	$9.94	$9.39	$10.60	$9.11	$9.17

Total return	10.71%	(8.16)%	24.20%	2.23%	25.59%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$725,774	$693,798	$751,472	$621,793	$625,230
Ratio of expenses to average net assets:
After waivers (f)	0.74%	0.74%	0.73%	0.74%	0.73%
Before waivers (f)	0.74%	0.74%	0.73%	0.75%	0.74%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.51%	1.42%	1.21%	1.91%	2.12%
Before waivers (f)	1.51%	1.42%	1.21%	1.91%	2.12%
Portfolio turnover rate^	13%	14%	16%	18%	16%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$9.38	$10.60	$9.10	$9.16	$7.87

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.16	0.15	0.18	0.21
Net realized and unrealized gain (loss)	0.85	(1.00)	2.07	0.04	1.82

Total from investment operations	1.02	(0.84)	2.22	0.22	2.03

Less distributions:
Dividends from net investment income	(0.18)	(0.17)	(0.16)	(0.18)	(0.23)
Distributions from net realized gains	(0.29)	(0.21)	(0.56)	(0.10)	(0.51)

Total dividends and distributions	(0.47)	(0.38)	(0.72)	(0.28)	(0.74)

Net asset value, end of year	$9.93	$9.38	$10.60	$9.10	$9.16

Total return	10.98%	(8.02)%	24.61%	2.46%	25.91%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$190	$171	$186	$149	$146
Ratio of expenses to average net assets:
After waivers (f)	0.49%	0.49%	0.48%	0.49%	0.48%
Before waivers (f)	0.49%	0.49%	0.48%	0.50%	0.49%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.76%	1.67%	1.47%	2.16%	2.37%
Before waivers (f)	1.76%	1.67%	1.47%	2.16%	2.37%
Portfolio turnover rate^	13%	14%	16%	18%	16%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.
➢	Aristotle Capital Management, LLC
➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	14.02%	10.78%	7.83%
Portfolio – Class IB Shares	14.01	10.78	7.82
Portfolio – Class K Shares	14.20	11.04	8.09
Russell 1000® Value Index	11.46	10.91	8.40

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 14.01% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned 11.46% over the same period.

Portfolio Highlights

What helped performance during the year:

•

An overweight allocation to the Information Technology sector and stock selection within the sector both added to performance. Both sector allocation and stock selection contributed to relative results in the Consumer Discretionary, Health Care and Energy sectors as well.

•	Within the Information Technology sector, holding Microsoft Corp., Apple, Inc., and Adobe, Inc., which are not benchmark components, helped relative performance.

•	Amazon.com, Inc., also not part of the benchmark, added to relative results.

•	Within the Energy sector, an underweight position in integrated energy company Chevron Corp. bolstered relative performance.

What hurt performance during the year:

•

An underweight position in the Communications sector detracted from performance relative to the benchmark. Within this sector, not holding shares of social networking service provider Meta Platforms, Inc. hindered relative performance.

•	Within the Information Technology sector, relative underweight positions in semiconductor company Intel Corp. and customer information software manager Salesforce, Inc. dampened relative results.

•	A relative overweight in agricultural chemical and seed company Corteva, Inc. detracted from performance.

•	Underweighting the Financials sector contributed to relative negative performance.

•

Stock selection in the Industrials sector also weakened relative returns. Within this sector, not owning shares of diversified technology and financial services company General Electric Co. detracted from relative results.

•	Stock selection in the Real Estate sector also weakened relative returns.

Sector Weightings as of December 31, 2023	% of Net Assets
Financials	16.9%
Health Care	11.6
Information Technology	11.0
Industrials	10.9
Exchange Traded Funds	9.0
Consumer Staples	6.1
Energy	5.5
Consumer Discretionary	4.9
Materials	4.2
Utilities	4.0
Communication Services	3.8
Real Estate	3.4
Investment Companies	2.8
Cash and Other	5.9

100.0%

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UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,066.30	$4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.84	4.42
Class IB
Actual	1,000.00	1,065.90	4.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.84	4.41
Class K
Actual	1,000.00	1,066.90	3.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.10	3.14

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.87%, 0.87% and 0.62%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (3.8%)
Diversified Telecommunication Services (0.8%)
AT&T, Inc.	721,787	$12,111,586
Frontier Communications Parent, Inc.*	23,928	606,335
Iridium Communications, Inc.	780	32,105
Verizon Communications, Inc.	472,059	17,796,624

		30,546,650

Entertainment (0.8%)
AMC Entertainment Holdings, Inc., Class A*	5,748	35,178
Electronic Arts, Inc.	26,793	3,665,550
Liberty Media Corp.-Liberty Formula One, Class A*	2,325	134,803
Liberty Media Corp.-Liberty Formula One, Class C*	18,960	1,196,945
Liberty Media Corp.-Liberty Live, Class A*	1,914	69,957
Liberty Media Corp.-Liberty Live, Class C*	4,564	170,648
Live Nation Entertainment, Inc.*	11,842	1,108,411
Madison Square Garden Sports Corp.*	1,817	330,385
Playtika Holding Corp.*	345	3,008
Roku, Inc.*	10,553	967,288
Take-Two Interactive Software, Inc.*	16,126	2,595,480
Walt Disney Co. (The)*	206,005	18,600,192
Warner Bros Discovery, Inc.*	215,476	2,452,117

		31,329,962

Interactive Media & Services (0.7%)
Alphabet, Inc., Class C*	111,613	15,729,620
IAC, Inc.*	7,241	379,283
Match Group, Inc.*	2,698	98,477
Meta Platforms, Inc., Class A*	21,545	7,626,068
TripAdvisor, Inc.*	10,854	233,687
ZoomInfo Technologies, Inc., Class A*	14,728	272,321

		24,339,456

Media (1.2%)
Cable One, Inc.	512	284,974
Charter Communications, Inc., Class A*	11,609	4,512,186
Comcast Corp., Class A	718,976	31,527,098
DISH Network Corp., Class A*	24,195	139,605
Fox Corp., Class A	25,918	768,987
Fox Corp., Class B	13,130	363,045
Interpublic Group of Cos., Inc. (The)	37,691	1,230,234
Liberty Broadband Corp., Class A*	1,278	103,058
Liberty Broadband Corp., Class C*	9,028	727,566
Liberty Media Corp.-Liberty SiriusXM*	15,010	431,988
Liberty Media Corp.-Liberty SiriusXM, Class A*	7,258	208,595
New York Times Co. (The), Class A	15,784	773,258
News Corp., Class A	37,217	913,678
News Corp., Class B	11,381	292,719
Nexstar Media Group, Inc., Class A	2,197	344,380
Omnicom Group, Inc.	19,292	1,668,951
Paramount Global, Class A (x)	895	17,596
Paramount Global, Class B	56,389	833,993
Sirius XM Holdings, Inc. (x)	62,969	344,440

		45,486,351

Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc.	76,142	12,207,847

Total Communication Services		143,910,266

Consumer Discretionary (4.9%)
Automobile Components (0.3%)
Aptiv plc*	26,469	2,374,799
BorgWarner, Inc.	22,802	817,452
Cie Generale des Etablissements Michelin SCA (ADR)	428,229	7,690,993
Gentex Corp.	22,905	748,077
Lear Corp.	5,739	810,404
Phinia, Inc.	4,560	138,123
QuantumScape Corp., Class A (x)*	28,755	199,847

		12,779,695

Automobiles (0.4%)
Ford Motor Co.	469,172	5,719,207
General Motors Co.	134,279	4,823,302
Harley-Davidson, Inc.	12,804	471,699
Lucid Group, Inc.*	72,821	306,576
Rivian Automotive, Inc., Class A (x)*	64,821	1,520,700
Tesla, Inc.*	14,566	3,619,360
Thor Industries, Inc.(x)	5,007	592,078

		17,052,922

Broadline Retail (0.4%)
Amazon.com, Inc.*	56,578	8,596,461
eBay, Inc.	91,468	3,989,834
Etsy, Inc.*	5,266	426,809
Kohl’s Corp.	10,801	309,773
Macy’s, Inc.	26,444	532,053
Nordstrom, Inc. (x)	11,152	205,755
Ollie’s Bargain Outlet Holdings, Inc.*	4,090	310,390

		14,371,075

Distributors (0.1%)
Genuine Parts Co.	13,716	1,899,666
LKQ Corp.	26,044	1,244,643

		3,144,309

Diversified Consumer Services (0.0%)†
ADT, Inc.	20,541	140,090
Bright Horizons Family Solutions, Inc.*	4,917	463,378
Grand Canyon Education, Inc.*	2,129	281,113
H&R Block, Inc.	5,224	252,685
Mister Car Wash, Inc. (x)*	7,315	63,202
Service Corp. International	9,130	624,948

		1,825,416

Hotels, Restaurants & Leisure (1.2%)
Aramark	22,890	643,209
Booking Holdings, Inc.*	827	2,933,551
Boyd Gaming Corp.	7,181	449,602
Caesars Entertainment, Inc.*	11,883	557,075
Carnival Corp.*	97,180	1,801,717
Cava Group, Inc. (x)*	357	15,344
Darden Restaurants, Inc.	6,291	1,033,611
DoorDash, Inc., Class A*	6,402	633,094

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Expedia Group, Inc.*	13,726	$2,083,470
Hilton Worldwide Holdings, Inc.	13,628	2,481,522
Hyatt Hotels Corp., Class A (x)	21,055	2,745,783
Las Vegas Sands Corp.	2,200	108,262
Marriott International, Inc., Class A	24,245	5,467,490
Marriott Vacations Worldwide Corp.	3,570	303,057
McDonald’s Corp.	41,890	12,420,804
MGM Resorts International*	28,607	1,278,161
Norwegian Cruise Line Holdings Ltd.*	31,362	628,494
Penn Entertainment, Inc.*	14,981	389,806
Planet Fitness, Inc., Class A*	4,357	318,061
Restaurant Brands International, Inc.	38,266	2,989,723
Royal Caribbean Cruises Ltd.*	15,997	2,071,451
Travel + Leisure Co.	3,845	150,301
Vail Resorts, Inc.	3,368	718,967
Wyndham Hotels & Resorts, Inc.	7,633	613,769
Wynn Resorts Ltd.	9,535	868,734
Yum! Brands, Inc.	3,345	437,058

		44,142,116

Household Durables (1.2%)
DR Horton, Inc.	30,433	4,625,207
Garmin Ltd.	15,024	1,931,185
Leggett & Platt, Inc.	12,948	338,849
Lennar Corp., Class A	118,408	17,647,528
Lennar Corp., Class B	1,315	176,276
Mohawk Industries, Inc.*	5,169	534,992
Newell Brands, Inc.	37,179	322,714
NVR, Inc.*	263	1,841,118
PulteGroup, Inc.	48,276	4,983,049
Sony Group Corp. (ADR) (x)	97,449	9,227,446
Tempur Sealy International, Inc.	12,997	662,457
Toll Brothers, Inc.	10,657	1,095,433
TopBuild Corp.*	2,895	1,083,483
Whirlpool Corp.	5,230	636,857

		45,106,594

Leisure Products (0.1%)
Brunswick Corp.	6,377	616,975
Hasbro, Inc.	12,772	652,138
Mattel, Inc.*	34,406	649,585
Polaris, Inc.	4,805	455,370

		2,374,068

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	5,803	354,157
AutoNation, Inc.*	9,095	1,365,887
AutoZone, Inc.*	1,207	3,120,831
Bath & Body Works, Inc.	38,776	1,673,572
Best Buy Co., Inc.	16,439	1,286,845
CarMax, Inc.*	14,577	1,118,639
Dick’s Sporting Goods, Inc.	5,440	799,408
GameStop Corp., Class A (x)*	26,178	458,900
Gap, Inc. (The)	18,995	397,186
Lithia Motors, Inc., Class A	2,645	870,946
Lowe’s Cos., Inc.	68,322	15,205,061
Murphy USA, Inc.	102	36,369
O’Reilly Automotive, Inc.*	2,120	2,014,170
Penske Automotive Group, Inc.	1,963	315,081
Petco Health & Wellness Co., Inc., Class A*	8,012	25,318
RH*	1,411	411,278
Ross Stores, Inc.	2,201	304,597
Valvoline, Inc.*	11,938	448,630
Victoria’s Secret & Co.*	4,171	110,698
Wayfair, Inc., Class A (x)*	5,226	322,444
Williams-Sonoma, Inc.	11,122	2,244,197

		32,884,214

Textiles, Apparel & Luxury Goods (0.3%)
Birkenstock Holding plc (x)*	2,065	100,628
Capri Holdings Ltd.*	11,165	560,930
Carter’s, Inc.	3,596	269,304
Columbia Sportswear Co.	3,493	277,833
NIKE, Inc., Class B	54,339	5,899,585
PVH Corp.	6,095	744,321
Ralph Lauren Corp.	3,903	562,813
Skechers USA, Inc., Class A*	12,094	753,940
Tapestry, Inc.	72,746	2,677,780
Under Armour, Inc., Class A*	18,423	161,938
Under Armour, Inc., Class C*	19,757	164,971
VF Corp.	34,170	642,396

		12,816,439

Total Consumer Discretionary		186,496,848

Consumer Staples (6.1%)
Beverages (1.5%)
Boston Beer Co., Inc. (The), Class A*	70	24,191
Brown-Forman Corp., Class A	985	58,696
Brown-Forman Corp., Class B	3,703	211,441
Coca-Cola Co. (The)	386,072	22,751,223
Constellation Brands, Inc., Class A	42,106	10,179,126
Diageo plc	134,310	4,889,422
Keurig Dr Pepper, Inc.	93,227	3,106,324
Molson Coors Beverage Co., Class B	17,088	1,045,956
PepsiCo, Inc.	82,092	13,942,505

		56,208,884

Consumer Staples Distribution & Retail (1.4%)
Albertsons Cos., Inc., Class A	37,216	855,968
BJ’s Wholesale Club Holdings, Inc.*	8,503	566,810
Casey’s General Stores, Inc.	3,116	856,090
Dollar Tree, Inc.*	20,395	2,897,110
Grocery Outlet Holding Corp.*	9,276	250,081
Kroger Co. (The)	63,817	2,917,075
Maplebear, Inc. (x)*	625	14,669
Performance Food Group Co.*	7,938	548,913
Sysco Corp.	91,468	6,689,055
Target Corp.	35,882	5,110,314
US Foods Holding Corp.*	22,149	1,005,786
Walgreens Boots Alliance, Inc.	70,054	1,829,110
Walmart, Inc.#	193,287	30,471,695

		54,012,676

Food Products (1.1%)
Archer-Daniels-Midland Co.	66,204	4,781,253
Bunge Global SA	14,600	1,473,870
Campbell Soup Co.	18,698	808,314
Conagra Brands, Inc.	46,512	1,333,034
Darling Ingredients, Inc.*	15,490	772,022
Flowers Foods, Inc.	18,366	413,419
Freshpet, Inc.*	3,236	280,755
General Mills, Inc.	57,462	3,743,075

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hershey Co. (The)	3,717	$692,997
Hormel Foods Corp.	28,300	908,713
Ingredion, Inc.	6,446	699,584
J M Smucker Co. (The)	9,652	1,219,820
Kellanova	25,406	1,420,449
Kraft Heinz Co. (The)	78,569	2,905,482
Lamb Weston Holdings, Inc.	796	86,040
McCormick & Co., Inc. (Non-Voting)	24,573	1,681,285
Mondelez International, Inc., Class A	133,062	9,637,681
Nestle SA (Registered)	49,740	5,766,776
Pilgrim’s Pride Corp.*	4,013	111,000
Post Holdings, Inc.*	5,229	460,466
Seaboard Corp.	25	89,252
Tyson Foods, Inc., Class A	27,167	1,460,226
WK Kellogg Co.	6,351	83,452

		40,828,965

Household Products (1.3%)
Church & Dwight Co., Inc.	2,484	234,887
Colgate-Palmolive Co.	80,295	6,400,314
Kimberly-Clark Corp.	24,105	2,928,999
Procter & Gamble Co. (The)	261,473	38,316,253
Reckitt Benckiser Group plc	17,527	1,210,871
Reynolds Consumer Products, Inc.	5,308	142,467
Spectrum Brands Holdings, Inc.	3,924	313,018

		49,546,809

Personal Care Products (0.2%)
Coty, Inc., Class A*	35,213	437,345
Estee Lauder Cos., Inc. (The), Class A	15,405	2,252,981
Kenvue, Inc.	298,064	6,417,318
Olaplex Holdings, Inc.*	12,733	32,342

		9,139,986

Tobacco (0.6%)
Altria Group, Inc.	174,770	7,050,222
Philip Morris International, Inc.	151,854	14,286,424

		21,336,646

Total Consumer Staples		231,073,966

Energy (5.5%)
Energy Equipment & Services (0.5%)
Baker Hughes Co.	229,546	7,845,882
Halliburton Co.	70,202	2,537,802
NOV, Inc.	38,344	777,617
Schlumberger NV	139,397	7,254,220
TechnipFMC plc	42,908	864,167

		19,279,688

Oil, Gas & Consumable Fuels (5.0%)
Antero Midstream Corp.	22,069	276,525
Antero Resources Corp.*	27,640	626,875
APA Corp.	3,458	124,073
Cameco Corp.	33,571	1,446,910
Cheniere Energy, Inc.	4,778	815,652
Chesapeake Energy Corp. (x)	12,402	954,210
Chevron Corp.	187,664	27,991,962
ConocoPhillips	206,189	23,932,357
Coterra Energy, Inc.	388,961	9,926,285
Devon Energy Corp.	62,684	2,839,585
Diamondback Energy, Inc.	17,716	2,747,397
DT Midstream, Inc.	9,483	519,668
EOG Resources, Inc.	111,072	13,434,158
EQT Corp.	35,245	1,362,572
Exxon Mobil Corp.	432,918	43,283,142
Hess Corp.	12,014	1,731,938
HF Sinclair Corp.	13,799	766,811
Kinder Morgan, Inc.	191,830	3,383,881
Marathon Oil Corp.	60,769	1,468,179
Marathon Petroleum Corp.	37,202	5,519,289
Occidental Petroleum Corp.	68,237	4,074,431
ONEOK, Inc.	53,881	3,783,524
Ovintiv, Inc.	13,977	613,870
Phillips 66	107,166	14,268,081
Pioneer Natural Resources Co.	47,618	10,708,336
Range Resources Corp.	22,881	696,498
Southwestern Energy Co.*	107,223	702,311
Valero Energy Corp.	47,007	6,110,910
Williams Cos., Inc. (The)	119,117	4,148,845

		188,258,275

Total Energy		207,537,963

Financials (16.9%)
Banks (5.7%)
Bank of America Corp.	850,396	28,632,833
Bank OZK	10,551	525,756
BOK Financial Corp.	2,769	237,165
Citigroup, Inc.	286,213	14,722,797
Citizens Financial Group, Inc.	82,490	2,733,719
Columbia Banking System, Inc.	20,320	542,138
Comerica, Inc.	31,963	1,783,855
Commerce Bancshares, Inc.	86,538	4,621,995
Cullen/Frost Bankers, Inc.	59,725	6,479,565
East West Bancorp, Inc.	13,727	987,658
Fifth Third Bancorp	66,374	2,289,239
First Citizens BancShares, Inc., Class A	2,424	3,439,583
First Hawaiian, Inc.	12,430	284,150
First Horizon Corp.	54,334	769,369
FNB Corp.	34,942	481,151
Huntington Bancshares, Inc.	140,638	1,788,915
JPMorgan Chase & Co.	381,391	64,874,609
KeyCorp	91,083	1,311,595
M&T Bank Corp.	16,174	2,217,132
Mitsubishi UFJ Financial Group, Inc. (ADR)	661,449	5,695,076
New York Community Bancorp, Inc.	69,605	712,059
NU Holdings Ltd., Class A*	71,051	591,855
Pinnacle Financial Partners, Inc.	7,353	641,329
PNC Financial Services Group, Inc. (The)	113,689	17,604,742
Popular, Inc.	6,877	564,395
Prosperity Bancshares, Inc.	8,512	576,518
Regions Financial Corp.	91,391	1,771,158
Synovus Financial Corp.	14,133	532,107
TFS Financial Corp.	4,894	71,893
Truist Financial Corp.	129,748	4,790,296
US Bancorp	362,318	15,681,123
Webster Financial Corp.	16,967	861,245
Wells Fargo & Co.	483,296	23,787,829
Western Alliance Bancorp	10,566	695,137
Wintrust Financial Corp.	5,945	551,399

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Zions Bancorp NA	14,220	$623,831

		214,475,216

Capital Markets (4.2%)
Affiliated Managers Group, Inc.	3,484	527,547
Ameriprise Financial, Inc.	35,297	13,406,860
Bank of New York Mellon Corp. (The)	99,182	5,162,423
BlackRock, Inc.	19,954	16,198,657
Blackstone, Inc.	74,882	9,803,551
Blue Owl Capital, Inc., Class A	37,168	553,803
Carlyle Group, Inc. (The)	20,620	839,028
Cboe Global Markets, Inc.	10,283	1,836,133
Charles Schwab Corp. (The)	145,022	9,977,514
CME Group, Inc.	35,129	7,398,167
Coinbase Global, Inc., Class A*	16,294	2,833,853
Evercore, Inc., Class A	3,479	595,083
Franklin Resources, Inc.	27,823	828,847
Goldman Sachs Group, Inc. (The)	35,318	13,624,625
Houlihan Lokey, Inc., Class A	4,579	549,068
Interactive Brokers Group, Inc., Class A	9,880	819,052
Intercontinental Exchange, Inc.	55,383	7,112,839
Invesco Ltd.	35,498	633,284
Janus Henderson Group plc	13,083	394,452
Jefferies Financial Group, Inc.	18,586	751,060
KKR & Co., Inc.	87,618	7,259,151
Lazard Ltd., Class A	10,696	372,221
Moody’s Corp.	1,366	533,505
Morgan Stanley	238,056	22,198,722
MSCI, Inc.	3,755	2,124,016
Nasdaq, Inc.	129,434	7,525,293
Northern Trust Corp.	20,032	1,690,300
Raymond James Financial, Inc.	18,501	2,062,862
Robinhood Markets, Inc., Class A*	64,891	826,711
S&P Global, Inc.	28,785	12,680,368
SEI Investments Co.	9,944	631,941
State Street Corp.	46,039	3,566,181
Stifel Financial Corp.	10,032	693,713
T. Rowe Price Group, Inc.	21,569	2,322,766
TPG, Inc., Class A	4,453	192,236
Tradeweb Markets, Inc., Class A	7,326	665,787
Virtu Financial, Inc., Class A	8,732	176,910
XP, Inc., Class A	29,774	776,208

		160,144,737

Consumer Finance (1.0%)
Ally Financial, Inc.	26,448	923,564
American Express Co.	76,392	14,311,277
Capital One Financial Corp.	120,245	15,766,525
Credit Acceptance Corp.*	626	333,489
Discover Financial Services	24,397	2,742,223
OneMain Holdings, Inc.	10,963	539,380
SLM Corp.	13,320	254,678
SoFi Technologies, Inc. (x)*	89,663	892,147
Synchrony Financial	79,926	3,052,374

		38,815,657

Financial Services (2.5%)
Affirm Holdings, Inc., Class A (x)*	21,263	1,044,864
Berkshire Hathaway, Inc., Class B*	183,391	65,408,234
Block, Inc., Class A*	33,300	2,575,755
Corebridge Financial, Inc.	14,457	313,139
Euronet Worldwide, Inc.*	2,316	235,051
Fidelity National Information Services, Inc.	73,487	4,414,364
Fiserv, Inc.*	43,135	5,730,053
FleetCor Technologies, Inc.*	492	139,044
Global Payments, Inc.	25,585	3,249,295
Jack Henry & Associates, Inc.	4,856	793,519
Mastercard, Inc., Class A	8,160	3,480,321
MGIC Investment Corp.	27,817	536,590
NCR Atleos Corp.*	6,234	151,424
PayPal Holdings, Inc.*	14,131	867,785
Rocket Cos., Inc., Class A (x)*	7,853	113,711
UWM Holdings Corp., Class A	5,824	41,642
Visa, Inc., Class A	11,503	2,994,806
Voya Financial, Inc.	9,575	698,592
Western Union Co. (The)	103,169	1,229,774
WEX, Inc.*	2,265	440,656

		94,458,619

Insurance (3.4%)
Aflac, Inc.	58,867	4,856,528
Allstate Corp. (The)	25,652	3,590,767
American Financial Group, Inc.	7,111	845,427
American International Group, Inc.	94,107	6,375,749
Aon plc, Class A	47,963	13,958,192
Arch Capital Group Ltd.*	30,044	2,231,368
Arthur J Gallagher & Co.	19,550	4,396,404
Assurant, Inc.	5,169	870,925
Assured Guaranty Ltd.	5,554	415,606
Axis Capital Holdings Ltd.	7,597	420,646
Brighthouse Financial, Inc.*	5,849	309,529
Brown & Brown, Inc.	14,141	1,005,567
Chubb Ltd.	71,626	16,187,476
Cincinnati Financial Corp.	15,011	1,553,038
CNA Financial Corp.	2,543	107,594
Everest Group Ltd.	3,623	1,281,020
Fidelity National Financial, Inc.	25,361	1,293,918
First American Financial Corp.	9,794	631,125
Globe Life, Inc.	8,588	1,045,331
Hanover Insurance Group, Inc. (The)	3,469	421,206
Hartford Financial Services Group, Inc. (The)	43,485	3,495,324
Kemper Corp.	5,883	286,326
Lincoln National Corp.	14,981	404,038
Loews Corp.	33,160	2,307,604
Markel Group, Inc.*	1,285	1,824,572
Marsh & McLennan Cos., Inc.	57,831	10,957,240
MetLife, Inc.	87,917	5,813,951
Old Republic International Corp.	26,254	771,868
Primerica, Inc.	1,244	255,965
Principal Financial Group, Inc.	23,639	1,859,680
Progressive Corp. (The)	120,916	19,259,500
Prudential Financial, Inc.	35,899	3,723,085
Reinsurance Group of America, Inc.	11,011	1,781,360
RenaissanceRe Holdings Ltd.	3,608	707,168
RLI Corp.	3,062	407,613
Travelers Cos., Inc. (The)	54,699	10,419,613
Unum Group	19,208	868,586
W R Berkley Corp.	19,793	1,399,761
White Mountains Insurance Group Ltd.	242	364,212

See Notes to Financial Statements.

1184

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Willis Towers Watson plc	8,983	$2,166,700

		130,871,582

Mortgage Real Estate Investment Trusts (REITs) (0.1%)
AGNC Investment Corp. (REIT)	58,060	569,569
Annaly Capital Management, Inc. (REIT)	48,260	934,796
Rithm Capital Corp. (REIT)	47,087	502,889
Starwood Property Trust, Inc. (REIT) (x)	28,800	605,376

		2,612,630

Total Financials		641,378,441

Health Care (11.6%)
Biotechnology (1.5%)
AbbVie, Inc.	54,579	8,458,108
Alnylam Pharmaceuticals, Inc.*	2,384	456,321
Amgen, Inc.	53,509	15,411,662
Biogen, Inc.*	14,090	3,646,069
BioMarin Pharmaceutical, Inc.*	16,137	1,555,929
Exact Sciences Corp.*	11,398	843,224
Exelixis, Inc.*	8,213	197,030
Gilead Sciences, Inc.	150,780	12,214,688
Incyte Corp.*	4,721	296,432
Ionis Pharmaceuticals, Inc.*	1,934	97,841
Karuna Therapeutics, Inc.*	368	116,476
Mirati Therapeutics, Inc.*	4,461	262,084
Moderna, Inc.*	33,524	3,333,962
Regeneron Pharmaceuticals, Inc.*	9,448	8,298,084
Roivant Sciences Ltd.*	1,834	20,596
United Therapeutics Corp.*	4,413	970,374
Vertex Pharmaceuticals, Inc.*	2,143	871,965

		57,050,845

Health Care Equipment & Supplies (2.5%)
Abbott Laboratories	194,319	21,388,692
Alcon, Inc.	99,639	7,783,799
Baxter International, Inc.	49,435	1,911,157
Becton Dickinson & Co.	27,729	6,761,162
Boston Scientific Corp.*	185,609	10,730,056
Cooper Cos., Inc. (The)	4,750	1,797,590
Dentsply Sirona, Inc.	20,663	735,396
Enovis Corp.*	5,125	287,103
Envista Holdings Corp.*	16,002	385,008
GE HealthCare Technologies, Inc.	35,238	2,724,602
Globus Medical, Inc., Class A*	8,293	441,934
Hologic, Inc.*	23,757	1,697,438
ICU Medical, Inc.*	1,976	197,086
Integra LifeSciences Holdings Corp.*	6,981	304,023
Medtronic plc	277,737	22,879,974
QuidelOrtho Corp.*	5,222	384,861
STERIS plc	9,699	2,132,325
Stryker Corp.	25,930	7,764,998
Tandem Diabetes Care, Inc.*	5,447	161,122
Teleflex, Inc.	4,593	1,145,219
Zimmer Biomet Holdings, Inc.	35,750	4,350,775

		95,964,320

Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc.*	8,766	681,644
agilon health, Inc.*	3,067	38,491
Amedisys, Inc.*	3,131	297,633
Cardinal Health, Inc.	28,700	2,892,960
Centene Corp.*	119,173	8,843,828
Chemed Corp.	409	239,163
Cigna Group (The)	68,909	20,634,800
CVS Health Corp.	142,890	11,282,594
Elevance Health, Inc.	24,754	11,672,996
Encompass Health Corp.	8,994	600,080
HCA Healthcare, Inc.	23,233	6,288,709
Henry Schein, Inc.*	12,741	964,621
Humana, Inc.	8,172	3,741,223
Laboratory Corp. of America Holdings	32,056	7,286,008
McKesson Corp.	29,806	13,799,582
Molina Healthcare, Inc.*	2,576	930,735
Premier, Inc., Class A	11,590	259,152
Quest Diagnostics, Inc.	10,950	1,509,786
R1 RCM, Inc.*	14,942	157,937
Tenet Healthcare Corp.*	9,866	745,574
UnitedHealth Group, Inc.	28,291	14,894,363
Universal Health Services, Inc., Class B	5,923	902,902

		108,664,781

Health Care Technology (0.0%)†
Certara, Inc.*	7,446	130,975
Doximity, Inc., Class A*	6,604	185,176
Teladoc Health, Inc.*	15,926	343,206

		659,357

Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	5,401	750,901
Avantor, Inc.*	65,967	1,506,027
Azenta, Inc.*	6,278	408,949
Bio-Rad Laboratories, Inc., Class A*	2,054	663,216
Bio-Techne Corp.	867	66,898
Charles River Laboratories International, Inc.*	4,961	1,172,780
Danaher Corp.	102,857	23,794,938
Fortrea Holdings, Inc.*	8,651	301,920
ICON plc*	6,781	1,919,498
Illumina, Inc.*	10,855	1,511,450
IQVIA Holdings, Inc.*	1,316	304,496
Maravai LifeSciences Holdings, Inc., Class A*	4,520	29,606
QIAGEN NV*	22,229	965,406
Repligen Corp.*	3,028	544,434
Revvity, Inc.	12,346	1,349,541
Sotera Health Co. (x)*	2,866	48,292
Thermo Fisher Scientific, Inc.	22,426	11,903,497

		47,241,849

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	257,029	13,188,158
Catalent, Inc.*	17,581	789,914
Elanco Animal Health, Inc.*	47,898	713,680
Jazz Pharmaceuticals plc*	2,876	353,748
Johnson & Johnson#	306,834	48,093,161
Merck & Co., Inc.	368,097	40,129,935
Organon & Co.	24,969	360,053
Perrigo Co. plc	13,186	424,326
Pfizer, Inc.#	764,921	22,022,076
Roche Holding AG	4,031	1,171,844
Roche Holding AG (ADR) (x)	50,484	1,829,035

See Notes to Financial Statements.

1185

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Royalty Pharma plc, Class A	36,303	$1,019,751
Viatris, Inc.	116,960	1,266,677

		131,362,358

Total Health Care		440,943,510

Industrials (10.9%)
Aerospace & Defense (2.2%)
Boeing Co. (The)*	47,142	12,288,034
BWX Technologies, Inc.	7,398	567,649
Curtiss-Wright Corp.	3,728	830,561
General Dynamics Corp.	85,103	22,098,696
HEICO Corp.	437	78,166
HEICO Corp., Class A	773	110,106
Hexcel Corp.	8,237	607,479
Howmet Aerospace, Inc.	37,086	2,007,094
Huntington Ingalls Industries, Inc.	3,831	994,681
L3Harris Technologies, Inc.	18,500	3,896,470
Lockheed Martin Corp.	2,249	1,019,337
Mercury Systems, Inc.*	4,845	177,182
Northrop Grumman Corp.	31,117	14,567,112
RTX Corp.	212,110	17,846,935
Spirit AeroSystems Holdings, Inc., Class A*	32,523	1,033,581
Textron, Inc.	19,335	1,554,921
TransDigm Group, Inc.	4,261	4,310,428
Woodward, Inc.	5,781	786,967

		84,775,399

Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	2,484	214,593
Expeditors International of Washington, Inc.	12,865	1,636,428
FedEx Corp.	22,687	5,739,130
GXO Logistics, Inc.*	11,437	699,487
United Parcel Service, Inc., Class B	51,232	8,055,207

		16,344,845

Building Products (0.9%)
A.O. Smith Corp.	10,712	883,097
Allegion plc	643	81,462
Armstrong World Industries, Inc.	3,098	304,595
AZEK Co., Inc. (The), Class A*	12,891	493,081
Builders FirstSource, Inc.*	39,255	6,553,230
Carlisle Cos., Inc.	4,851	1,515,598
Carrier Global Corp.	81,485	4,681,313
Fortune Brands Innovations, Inc.	12,356	940,786
Hayward Holdings, Inc.*	12,974	176,447
Johnson Controls International plc	109,902	6,334,751
Lennox International, Inc.	3,124	1,398,053
Masco Corp.	21,983	1,472,421
Owens Corning	15,096	2,237,680
Trane Technologies plc	28,488	6,948,223

		34,020,737

Commercial Services & Supplies (0.3%)
Cintas Corp.	932	561,679
Clean Harbors, Inc.*	4,946	863,127
Driven Brands Holdings, Inc.*	6,073	86,601
MSA Safety, Inc.	2,993	505,308
RB Global, Inc.	4,173	279,132
Republic Services, Inc.	20,200	3,331,182
Stericycle, Inc.*	9,000	446,040
Tetra Tech, Inc.	4,242	708,117
Veralto Corp.	36,927	3,037,615
Vestis Corp.	11,445	241,947
Waste Management, Inc.	4,019	719,803

		10,780,551

Construction & Engineering (0.2%)
AECOM	12,797	1,182,827
EMCOR Group, Inc.	2,997	645,644
MasTec, Inc.*	12,699	961,568
MDU Resources Group, Inc.	19,748	391,010
Quanta Services, Inc.	10,360	2,235,688
Valmont Industries, Inc.	1,894	442,268
WillScot Mobile Mini Holdings Corp.*	14,380	639,910

		6,498,915

Electrical Equipment (1.1%)
Acuity Brands, Inc.	6,700	1,372,361
AMETEK, Inc.	22,493	3,708,871
Eaton Corp. plc	91,709	22,085,361
Emerson Electric Co.	61,064	5,943,359
Generac Holdings, Inc.*	5,945	768,332
Hubbell, Inc., Class B	2,849	937,122
nVent Electric plc	16,080	950,167
Plug Power, Inc. (x)*	51,389	231,251
Regal Rexnord Corp.	6,465	956,949
Sensata Technologies Holding plc	29,071	1,092,197
Sunrun, Inc.*	20,625	404,869
Vertiv Holdings Co., Class A	31,105	1,493,973

		39,944,812

Ground Transportation (1.0%)
Avis Budget Group, Inc.	1,310	232,211
Canadian National Railway Co.	15,865	1,993,120
CSX Corp.	213,147	7,389,806
Hertz Global Holdings, Inc.*	13,142	136,545
JB Hunt Transport Services, Inc.	6,462	1,290,720
Knight-Swift Transportation Holdings, Inc., Class A	15,266	880,085
Landstar System, Inc.	713	138,072
Norfolk Southern Corp.	22,228	5,254,255
Old Dominion Freight Line, Inc.	666	269,950
Ryder System, Inc.	4,391	505,228
Saia, Inc.*	2,310	1,012,288
Schneider National, Inc., Class B	5,353	136,234
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	464	33,315
U-Haul Holding Co. (New York Stock exchange)	6,040	425,458
Union Pacific Corp.	67,135	16,489,699
XPO, Inc.*	11,134	975,227

		37,162,213

Industrial Conglomerates (1.2%)
3M Co.	53,795	5,880,870
General Electric Co.	106,083	13,539,373
Honeywell International, Inc.	130,158	27,295,434

		46,715,677

See Notes to Financial Statements.

1186

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Machinery (2.5%)
AGCO Corp.	6,117	$742,665
Allison Transmission Holdings, Inc.	8,017	466,189
Caterpillar, Inc.	12,633	3,735,199
CNH Industrial NV	95,554	1,163,848
Crane Co.	4,689	553,958
Cummins, Inc.	13,867	3,322,117
Deere & Co.	1,716	686,177
Donaldson Co., Inc.	6,923	452,418
Dover Corp.	13,640	2,097,968
Esab Corp.	5,514	477,623
Flowserve Corp.	12,784	526,956
Fortive Corp.	34,583	2,546,346
Gates Industrial Corp. plc*	10,338	138,736
Graco, Inc.	9,654	837,581
IDEX Corp.	6,793	1,474,828
Illinois Tool Works, Inc.	25,730	6,739,716
Ingersoll Rand, Inc.	39,580	3,061,117
ITT, Inc.	8,077	963,748
Lincoln Electric Holdings, Inc.	355	77,198
Middleby Corp. (The)*	5,199	765,137
Nordson Corp.	5,591	1,476,919
Oshkosh Corp.	60,042	6,509,153
Otis Worldwide Corp.	52,379	4,686,349
PACCAR, Inc.*	144,265	14,087,477
Parker-Hannifin Corp.	42,029	19,362,760
Pentair plc	16,039	1,166,196
RBC Bearings, Inc.*	2,763	787,151
Snap-on, Inc.	5,088	1,469,618
Stanley Black & Decker, Inc.	24,225	2,376,473
Timken Co. (The)	6,108	489,556
Westinghouse Air Brake Technologies Corp.#	17,435	2,212,502
Xylem, Inc.	97,285	11,125,513

		96,579,192

Marine Transportation (0.0%)†
Kirby Corp.*	5,822	456,911

Passenger Airlines (0.2%)
Alaska Air Group, Inc.*	12,252	478,685
American Airlines Group, Inc.*	39,939	548,762
Delta Air Lines, Inc.	59,555	2,395,898
Southwest Airlines Co.	58,125	1,678,650
United Airlines Holdings, Inc.*	31,939	1,317,803

		6,419,798

Professional Services (0.6%)
Automatic Data Processing, Inc.	5,746	1,338,646
Broadridge Financial Solutions, Inc.	1,879	386,604
CACI International, Inc., Class A*	2,205	714,111
Ceridian HCM Holding, Inc.*	13,178	884,507
Clarivate plc (x)*	46,000	425,960
Concentrix Corp.	4,291	421,419
Dun & Bradstreet Holdings, Inc.	26,624	311,501
Equifax, Inc.	19,334	4,781,105
FTI Consulting, Inc.*	2,651	527,947
Genpact Ltd.	13,160	456,783
Jacobs Solutions, Inc.	12,301	1,596,670
KBR, Inc.	8,408	465,887
Leidos Holdings, Inc.	13,346	1,444,571
ManpowerGroup, Inc.	4,923	391,231
Paycor HCM, Inc.*	2,927	63,194
Robert Half, Inc.	57,655	5,069,027
Science Applications International Corp.	5,252	652,929
SS&C Technologies Holdings, Inc.	21,245	1,298,282
TransUnion	18,880	1,297,245
Verisk Analytics, Inc.	3,085	736,883

		23,264,502

Trading Companies & Distributors (0.3%)
Air Lease Corp., Class A	10,111	424,055
Core & Main, Inc., Class A*	10,541	425,962
Fastenal Co.	14,016	907,816
Ferguson plc	19,089	3,685,513
MSC Industrial Direct Co., Inc., Class A	4,489	454,556
SiteOne Landscape Supply, Inc.*	2,945	478,563
United Rentals, Inc.	5,334	3,058,622
Watsco, Inc.	2,437	1,044,182
WESCO International, Inc.	4,325	752,031

		11,231,300

Total Industrials		414,194,852

Information Technology (11.0%)
Communications Equipment (0.7%)
Ciena Corp.*	14,498	652,555
Cisco Systems, Inc.	432,452	21,847,475
F5, Inc.*	5,892	1,054,550
Juniper Networks, Inc.	31,114	917,241
Lumentum Holdings, Inc.*	6,678	350,061
Motorola Solutions, Inc.	1,293	404,825
Ubiquiti, Inc.	63	8,792
Viasat, Inc. (x)*	11,423	319,273

		25,554,772

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	28,344	2,809,741
Arrow Electronics, Inc.*	19,491	2,382,775
Avnet, Inc.	8,881	447,602
CDW Corp.	767	174,354
Cognex Corp.	16,885	704,780
Coherent Corp.*	11,649	507,081
Corning, Inc.	74,382	2,264,932
Crane NXT Co.	4,701	267,346
IPG Photonics Corp.*	2,931	318,131
Jabil, Inc.	4,639	591,009
Keysight Technologies, Inc.*	12,910	2,053,852
Littelfuse, Inc.	2,365	632,779
TD SYNNEX Corp.	4,062	437,112
Teledyne Technologies, Inc.*	22,764	10,159,345
Trimble, Inc.*	24,090	1,281,588
Vontier Corp.	10,069	347,884
Zebra Technologies Corp., Class A*	4,103	1,121,473

		26,501,784

IT Services (0.9%)
Accenture plc, Class A	22,539	7,909,160
Akamai Technologies, Inc.*	15,045	1,780,576
Amdocs Ltd.	11,629	1,022,073
Cognizant Technology Solutions Corp., Class A	49,683	3,752,557
DXC Technology Co.*	20,547	469,910

See Notes to Financial Statements.

1187

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
GoDaddy, Inc., Class A*	5,938	$630,378
International Business Machines Corp.	88,910	14,541,230
Kyndryl Holdings, Inc.*	22,195	461,212
Okta, Inc.*	13,743	1,244,154
Twilio, Inc., Class A*	13,819	1,048,448
VeriSign, Inc.*	14,529	2,992,393

		35,852,091

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Micro Devices, Inc.*	67,601	9,965,063
Analog Devices, Inc.	87,505	17,374,993
Applied Materials, Inc.	33,614	5,447,821
Broadcom, Inc.	2,710	3,025,037
Cirrus Logic, Inc.*	5,395	448,810
Entegris, Inc.	13,840	1,658,309
First Solar, Inc.*	10,406	1,792,746
GLOBALFOUNDRIES, Inc.(x)*	7,667	464,620
Intel Corp.	457,945	23,011,736
KLA Corp.	15,965	9,280,454
Lam Research Corp.	12,325	9,653,679
Marvell Technology, Inc.	83,586	5,041,072
Microchip Technology, Inc.	140,856	12,702,394
Micron Technology, Inc.	114,040	9,732,174
MKS Instruments, Inc. (x)	6,487	667,318
NVIDIA Corp.	19,545	9,679,075
NXP Semiconductors NV	46,316	10,637,859
ON Semiconductor Corp.*	42,169	3,522,377
Qorvo, Inc.*	9,570	1,077,678
QUALCOMM, Inc.	83,636	12,096,275
Skyworks Solutions, Inc.	15,546	1,747,681
Teradyne, Inc.	2,545	276,183
Texas Instruments, Inc.	85,684	14,605,695
Universal Display Corp.	2,502	478,533
Wolfspeed, Inc.*	12,120	527,341

		164,914,923

Software (3.4%)
Adobe, Inc.*	30,069	17,939,165
ANSYS, Inc.*	33,834	12,277,682
AppLovin Corp., Class A*	15,256	607,952
Aspen Technology, Inc.*	2,727	600,349
Autodesk, Inc.*	38,794	9,445,563
Bentley Systems, Inc., Class B	1,371	71,539
BILL Holdings, Inc.*	10,027	818,103
CCC Intelligent Solutions Holdings, Inc.*	19,662	223,950
Dolby Laboratories, Inc., Class A	5,782	498,293
Dropbox, Inc., Class A*	2,801	82,573
Gen Digital, Inc.	144,150	3,289,503
Guidewire Software, Inc.*	7,972	869,267
HashiCorp, Inc., Class A*	3,003	70,991
Informatica, Inc., Class A*	3,827	108,649
Microsoft Corp.	118,834	44,686,337
nCino, Inc.*	6,211	208,876
NCR Voyix Corp.*	12,468	210,834
Nutanix, Inc., Class A*	16,997	810,587
Oracle Corp.	155,787	16,424,623
PTC, Inc.*	5,343	934,811
Roper Technologies, Inc.	10,340	5,637,058
Salesforce, Inc.*	28,820	7,583,695
SentinelOne, Inc., Class A*	19,477	534,449
Tyler Technologies, Inc.*	993	415,193
UiPath, Inc., Class A*	8,555	212,506
Unity Software, Inc. (x)*	17,026	696,193
Zoom Video Communications, Inc., Class A*	24,534	1,764,240

		127,022,981

Technology Hardware, Storage & Peripherals (1.0%)
Apple, Inc.	145,871	28,084,544
Hewlett Packard Enterprise Co.	126,477	2,147,579
HP, Inc.	67,263	2,023,944
NetApp, Inc.	12,406	1,093,713
Pure Storage, Inc., Class A*	5,993	213,710
Western Digital Corp.*	57,425	3,007,347

		36,570,837

Total Information Technology		416,417,388

Materials (4.2%)
Chemicals (2.8%)
Air Products and Chemicals, Inc.	21,698	5,940,912
Albemarle Corp.	11,448	1,654,007
Ashland, Inc.	4,635	390,777
Axalta Coating Systems Ltd.*	19,313	656,063
Celanese Corp.	9,662	1,501,185
CF Industries Holdings, Inc.	19,115	1,519,643
Chemours Co. (The)	14,529	458,245
Corteva, Inc.	345,553	16,558,900
Dow, Inc.	69,222	3,796,134
DuPont de Nemours, Inc.	116,278	8,945,267
Eastman Chemical Co.	11,591	1,041,104
Ecolab, Inc.	47,990	9,518,817
Element Solutions, Inc.	21,814	504,776
FMC Corp.	10,389	655,026
Ginkgo Bioworks Holdings, Inc., Class A (x)*	136,400	230,516
Huntsman Corp.	16,530	415,399
International Flavors & Fragrances, Inc.	24,968	2,021,659
Linde plc	43,490	17,861,778
LyondellBasell Industries NV, Class A	92,399	8,785,297
Mosaic Co. (The)	32,354	1,156,008
NewMarket Corp.	609	332,410
Olin Corp.	12,621	680,903
PPG Industries, Inc.	36,382	5,440,928
RPM International, Inc.	89,573	9,999,034
Sherwin-Williams Co. (The)	12,930	4,032,867
Westlake Corp.	3,163	442,693

		104,540,348

Construction Materials (0.5%)
Eagle Materials, Inc.	1,175	238,337
Martin Marietta Materials, Inc.	30,322	15,127,949
Vulcan Materials Co.	10,105	2,293,936

		17,660,222

Containers & Packaging (0.3%)
Amcor plc	144,685	1,394,763
AptarGroup, Inc.	6,394	790,426
Ardagh Metal Packaging SA	981	3,767
Avery Dennison Corp.	5,297	1,070,842
Ball Corp.	30,123	1,732,675
Berry Global Group, Inc.	11,655	785,430

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Crown Holdings, Inc.	10,370	$954,973
Graphic Packaging Holding Co.	13,839	341,131
International Paper Co.	33,858	1,223,967
Packaging Corp. of America	8,650	1,409,172
Sealed Air Corp.	6,282	229,419
Silgan Holdings, Inc.	8,164	369,421
Sonoco Products Co.	9,555	533,838
Westrock Co.	24,833	1,031,066

		11,870,890

Metals & Mining (0.6%)
Alcoa Corp.	17,376	590,784
ATI, Inc.*	49,203	2,237,260
Cleveland-Cliffs, Inc.*	49,676	1,014,384
Freeport-McMoRan, Inc.	139,753	5,949,285
MP Materials Corp.*	10,165	201,775
Newmont Corp.	116,888	4,837,994
Nucor Corp.	24,621	4,285,039
Reliance Steel & Aluminum Co.	5,716	1,598,651
Royal Gold, Inc.	6,409	775,233
SSR Mining, Inc.	20,159	216,911
Steel Dynamics, Inc.	15,707	1,854,997
United States Steel Corp.	21,647	1,053,127

		24,615,440

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	6,280	444,812

Total Materials		159,131,712

Real Estate (3.4%)
Diversified REITs (0.0%)†
WP Carey, Inc. (REIT)	20,726	1,343,252

Health Care REITs (0.2%)
Healthcare Realty Trust, Inc. (REIT), Class A	37,127	639,698
Healthpeak Properties, Inc. (REIT)	53,494	1,059,181
Medical Properties Trust, Inc. (REIT) (x)	58,016	284,859
Omega Healthcare Investors, Inc. (REIT)	22,893	701,900
Ventas, Inc. (REIT)	39,068	1,947,149
Welltower, Inc. (REIT)	48,601	4,382,352

		9,015,139

Hotel & Resort REITs (0.0%)†
Host Hotels & Resorts, Inc. (REIT)	69,120	1,345,767
Park Hotels & Resorts, Inc. (REIT)	20,871	319,326

		1,665,093

Industrial REITs (0.7%)
Americold Realty Trust, Inc. (REIT)	26,395	798,976
EastGroup Properties, Inc. (REIT)	4,286	786,652
First Industrial Realty Trust, Inc. (REIT)	12,901	679,496
Prologis, Inc. (REIT)	167,139	22,279,629
Rexford Industrial Realty, Inc. (REIT)	20,121	1,128,788
STAG Industrial, Inc. (REIT)	17,550	689,013

		26,362,554

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)	23,867	3,025,619
Boston Properties, Inc. (REIT)	15,333	1,075,917
Cousins Properties, Inc. (REIT)	14,789	360,112
Highwoods Properties, Inc. (REIT)	10,169	233,480
Kilroy Realty Corp. (REIT)	11,400	454,176
NET Lease Office Properties (REIT)	1,381	25,521
Vornado Realty Trust (REIT)	17,275	488,019

		5,662,844

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	30,295	2,820,162
CoStar Group, Inc.*	22,535	1,969,334
Howard Hughes Holdings, Inc.*	3,290	281,459
Jones Lang LaSalle, Inc.*	4,632	874,846
Zillow Group, Inc., Class A*	5,403	306,458
Zillow Group, Inc., Class C*	15,100	873,686

		7,125,945

Residential REITs (0.6%)
American Homes 4 Rent (REIT), Class A	32,552	1,170,570
Apartment Income REIT Corp. (REIT), Class A	14,542	505,044
AvalonBay Communities, Inc. (REIT)	13,859	2,594,682
Camden Property Trust (REIT)	10,143	1,007,098
Equity LifeStyle Properties, Inc. (REIT)	107,403	7,576,208
Equity Residential (REIT)	36,476	2,230,872
Essex Property Trust, Inc. (REIT)	6,242	1,547,641
Invitation Homes, Inc. (REIT)	59,765	2,038,584
Mid-America Apartment Communities, Inc. (REIT)	11,352	1,526,390
Sun Communities, Inc. (REIT)	9,396	1,255,775
UDR, Inc. (REIT)	30,282	1,159,498

		22,612,362

Retail REITs (0.4%)
Agree Realty Corp. (REIT)	8,982	565,417
Brixmor Property Group, Inc. (REIT)	29,258	680,834
Federal Realty Investment Trust (REIT)	7,903	814,404
Kimco Realty Corp. (REIT)	59,157	1,260,636
NNN REIT, Inc. (REIT)	17,733	764,292
Realty Income Corp. (REIT)	65,892	3,783,518
Regency Centers Corp. (REIT)	17,663	1,183,421
Simon Property Group, Inc. (REIT)	24,817	3,539,897
Spirit Realty Capital, Inc. (REIT)	13,771	601,655

		13,194,074

Specialized REITs (1.1%)
Crown Castle, Inc. (REIT)	90,889	10,469,504
CubeSmart (REIT)	21,864	1,013,396
Digital Realty Trust, Inc. (REIT)	29,203	3,930,140
EPR Properties (REIT)	7,254	351,456
Equinix, Inc. (REIT)	6,498	5,233,424
Extra Space Storage, Inc. (REIT)	20,451	3,278,909
Gaming and Leisure Properties, Inc. (REIT)	24,600	1,214,010
Iron Mountain, Inc. (REIT)	14,300	1,000,714
Lamar Advertising Co. (REIT), Class A	1,945	206,715
National Storage Affiliates Trust (REIT)	7,801	323,508
Public Storage (REIT)	11,009	3,357,745
Rayonier, Inc. (REIT)	14,347	479,333
SBA Communications Corp. (REIT)	9,441	2,395,087

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
VICI Properties, Inc. (REIT), Class A	153,306	$4,887,395
Weyerhaeuser Co. (REIT)	71,620	2,490,228

		40,631,564

Total Real Estate		127,612,827

Utilities (4.0%)
Electric Utilities (2.6%)
Alliant Energy Corp.	24,567	1,260,287
American Electric Power Co., Inc.	109,324	8,879,295
Avangrid, Inc.	6,944	225,055
Constellation Energy Corp.	32,044	3,745,623
Duke Energy Corp.	145,773	14,145,812
Edison International	36,965	2,642,628
Entergy Corp.	20,699	2,094,532
Evergy, Inc.	21,772	1,136,498
Eversource Energy	34,090	2,104,035
Exelon Corp.	173,491	6,228,327
FirstEnergy Corp.	53,256	1,952,365
Hawaiian Electric Industries, Inc.	10,710	151,975
IDACORP, Inc.	4,935	485,209
NextEra Energy, Inc.	198,086	12,031,744
NRG Energy, Inc.	58,993	3,049,938
OGE Energy Corp.	19,541	682,567
PG&E Corp.	356,159	6,421,547
Pinnacle West Capital Corp.	11,068	795,125
PPL Corp.	72,178	1,956,024
Southern Co. (The)	202,910	14,228,049
Xcel Energy, Inc.	231,788	14,349,995

		98,566,630

Gas Utilities (0.3%)
Atmos Energy Corp.	90,228	10,457,425
National Fuel Gas Co.	8,682	435,576
UGI Corp.	20,421	502,357

		11,395,358

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	25,403	489,008
Brookfield Renewable Corp., Class A	13,022	374,903
Clearway Energy, Inc., Class A	3,388	86,665
Clearway Energy, Inc., Class C	8,006	219,605
Vistra Corp.	52,173	2,009,704

		3,179,885

Multi-Utilities (0.9%)
Ameren Corp.	48,220	3,488,235
CenterPoint Energy, Inc.	146,480	4,184,934
CMS Energy Corp.	28,440	1,651,511
Consolidated Edison, Inc.	33,936	3,087,158
Dominion Energy, Inc.	176,852	8,312,044
DTE Energy Co.	20,147	2,221,408
NiSource, Inc.	40,418	1,073,098
Public Service Enterprise Group, Inc.	48,637	2,974,152
Sempra	61,633	4,605,834
WEC Energy Group, Inc.	30,861	2,597,570

		34,195,944

Water Utilities (0.1%)
American Water Works Co., Inc.	19,055	2,515,069
Essential Utilities, Inc.	23,732	886,390

		3,401,459

Total Utilities		150,739,276

Total Common Stocks (82.3%) (Cost $1,992,754,173)		3,119,437,049

EXCHANGE TRADED FUNDS (ETF):
Equity (9.0%)
iShares Core S&P 500 ETF	794	379,238
iShares Morningstar Growth ETF	12,800	868,096
iShares Morningstar U.S. Equity ETF	5,416	356,156
iShares Morningstar Value ETF (x)‡	1,111,810	78,516,022
iShares Russell 1000 ETF	1,631	427,746
iShares Russell 1000 Value ETF	408,988	67,585,267
iShares S&P 500 Value ETF (x)	34,091	5,928,084
SPDR Portfolio S&P 500 Growth ETF	11,700	761,202
SPDR Portfolio S&P 500 Value ETF (x)	978,700	45,636,781
Vanguard Growth ETF	2,990	929,531
Vanguard Large-Cap ETF	1,464	319,372
Vanguard Russell 1000 Growth ETF (x)	10,100	788,002
Vanguard Russell 1000 Value (x)	723,000	52,446,420
Vanguard Value ETF (x)	569,401	85,125,450

Total Exchange Traded Funds (9.0%) (Cost $237,982,386)		340,067,367

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,327,510	1,327,510
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	77,758,693	77,820,900
Morgan Stanley Institutional Liquidity Fund - Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	2,000,000
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	25,000,000	25,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.32% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		107,148,410

Total Short-Term Investments (2.8%) (Cost $107,102,267)		107,148,410

Total Investments in Securities (94.1%) (Cost $2,337,838,826)		3,566,652,826
Other Assets Less Liabilities (5.9%)		225,571,424

Net Assets (100%)		$3,792,224,250

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,814,120.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $30,670,675. This was collateralized by $2,324,455 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/15/24 – 11/15/53 and by cash of $29,327,510 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	1,139,935	—	(1,016,696)	205,767	(329,006)	—	16,033	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Value ETF (x)	1,111,810	71,406,272	7,419,394	(8,628,929)	46,393	8,272,892	78,516,022	1,760,013	—

Total		72,546,207	7,419,394	(9,645,625)	252,160	7,943,886	78,516,022	1,776,046	—

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	683	3/2024	USD	164,603,000	6,125,175
S&P Midcap 400 E-Mini Index	548	3/2024	USD	153,960,600	8,760,148

					14,885,323

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$143,910,266	$—	$—	$143,910,266
Consumer Discretionary	186,496,848	—	—	186,496,848
Consumer Staples	219,206,897	11,867,069	—	231,073,966
Energy	207,537,963	—	—	207,537,963
Financials	641,378,441	—	—	641,378,441
Health Care	439,771,666	1,171,844	—	440,943,510
Industrials	414,194,852	—	—	414,194,852
Information Technology	416,417,388	—	—	416,417,388
Materials	159,131,712	—	—	159,131,712
Real Estate	127,612,827	—	—	127,612,827
Utilities	150,739,276	—	—	150,739,276
Exchange Traded Funds	340,067,367	—	—	340,067,367
Futures	14,885,323	—	—	14,885,323
Short-Term Investments
Investment Companies	107,148,410	—	—	107,148,410

Total Assets	$3,568,499,236	$13,038,913	$—	$3,581,538,149

Total Liabilities	$—	$—	$—	$—

Total	$3,568,499,236	$13,038,913	$—	$3,581,538,149

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$14,885,323	*

Total		$14,885,323

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$27,218,264	$27,218,264

Total	$27,218,264	$27,218,264

See Notes to Financial Statements.

1192

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$25,013,330	$25,013,330

Total	$25,013,330	$25,013,330

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$319,922,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$437,026,760
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$754,934,885

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,262,647,976
Aggregate gross unrealized depreciation	(119,659,859)

Net unrealized appreciation	$1,142,988,117

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,438,550,032

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $55,069,604)	$78,516,022
Unaffiliated Issuers (Cost $2,282,769,222)	3,488,136,804
Cash	255,164,293
Dividends, interest and other receivables	4,461,094
Receivable for securities sold	428,039
Receivable for Portfolio shares sold	236,061
Securities lending income receivable	27,787
Other assets	15,232

Total assets	3,826,985,332

LIABILITIES
Payable for return of collateral on securities loaned	29,327,510
Due to broker for futures variation margin	2,029,341
Investment management fees payable	1,447,640
Payable for Portfolio shares repurchased	799,303
Distribution fees payable – Class IB	489,792
Administrative fees payable	412,138
Distribution fees payable – Class IA	219,139
Trustees’ fees payable	7,984
Accrued expenses	28,235

Total liabilities	34,761,082

Commitments and contingent liabilities^
NET ASSETS	$3,792,224,250

Net assets were comprised of:
Paid in capital	$2,728,597,438
Total distributable earnings (loss)	1,063,626,812

Net assets	$3,792,224,250

Class IA
Net asset value, offering and redemption price per share, $1,052,126,107 / 59,157,883 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.79

Class IB
Net asset value, offering and redemption price per share, $2,346,649,502 / 132,449,503 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.72

Class K
Net asset value, offering and redemption price per share, $393,448,641 / 22,099,677 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.80

(x)	Includes value of securities on loan of $30,670,675.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($1,776,046 of dividend income received from affiliates) (net of $171,449 foreign withholding tax)	$75,220,978
Interest	12,258,548
Securities lending (net)	464,948

Total income	87,944,474

EXPENSES
Investment management fees	16,887,514
Distribution fees – Class IB	5,744,572
Administrative fees	4,723,581
Distribution fees – Class IA	2,510,232
Custodian fees	303,800
Printing and mailing expenses	286,148
Professional fees	209,212
Trustees’ fees	133,703
Miscellaneous	87,893

Total expenses	30,886,655

NET INVESTMENT INCOME (LOSS)	57,057,819

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($252,160 realized gain (loss) from affiliates)	189,682,942
Futures contracts	27,218,264
Foreign currency transactions	4,974

Net realized gain (loss)	216,906,180

Change in unrealized appreciation (depreciation) on:
Investments in securities ($7,943,886 of change in unrealized appreciation (depreciation) from affiliates)	186,594,211
Futures contracts	25,013,330
Foreign currency translations	11,738

Net change in unrealized appreciation (depreciation)	211,619,279

NET REALIZED AND UNREALIZED GAIN (LOSS)	428,525,459

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$485,583,278

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$57,057,819	$50,070,176
Net realized gain (loss)	216,906,180	121,591,966
Net change in unrealized appreciation (depreciation)	211,619,279	(713,323,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	485,583,278	(541,660,969)

Distributions to shareholders:
Class IA	(71,002,652)	(52,037,714)
Class IB	(159,357,579)	(123,663,860)
Class K	(28,067,350)	(22,362,525)

Total distributions to shareholders	(258,427,581)	(198,064,099)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 675,701 and 502,564 shares, respectively ]	11,523,584	9,000,986
Capital shares issued in reinvestment of dividends and distributions [ 4,040,453 and 3,067,457 shares, respectively ]	71,002,652	52,037,714
Capital shares repurchased [ (4,915,929) and (4,333,625) shares , respectively]	(85,749,302)	(77,860,980)

Total Class IA transactions	(3,223,066)	(16,822,280)

Class IB
Capital shares sold [ 1,150,115 and 1,461,424 shares, respectively ]	19,983,114	26,542,548
Capital shares issued in reinvestment of dividends and distributions [ 9,103,191 and 7,315,925 shares, respectively ]	159,357,579	123,663,860
Capital shares repurchased [ (17,715,477) and (19,876,304) shares , respectively]	(308,016,750)	(356,889,762)

Total Class IB transactions	(128,676,057)	(206,683,354)

Class K
Capital shares sold [ 352,211 and 86,455 shares, respectively ]	6,098,185	1,592,631
Capital shares issued in reinvestment of dividends and distributions [ 1,595,301 and 1,316,435 shares, respectively ]	28,067,350	22,362,525
Capital shares repurchased [ (3,646,031) and (8,411,438) shares , respectively]	(63,858,290)	(153,673,948)

Total Class K transactions	(29,692,755)	(129,718,792)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(161,591,878)	(353,224,426)

TOTAL INCREASE (DECREASE) IN NET ASSETS	65,563,819	(1,092,949,494)
NET ASSETS:
Beginning of year	3,726,660,431	4,819,609,925

End of year	$3,792,224,250	$3,726,660,431

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$16.74	$19.96	$18.00	$18.30	$15.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.27	0.22	0.18	0.26	0.32
Net realized and unrealized gain (loss)	2.05	(2.53)	4.24	0.72	3.67

Total from investment operations	2.32	(2.31)	4.42	0.98	3.99

Less distributions:
Dividends from net investment income	(0.29)	(0.23)	(0.20)	(0.27)	(0.36)
Distributions from net realized gains	(0.98)	(0.68)	(2.26)	(1.01)	(1.13)

Total dividends and distributions	(1.27)	(0.91)	(2.46)	(1.28)	(1.49)

Net asset value, end of year	$17.79	$16.74	$19.96	$18.00	$18.30

Total return	14.02%	(11.60)%	24.84%	5.68%	25.45%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,052,126	$993,786	$1,200,074	$1,031,911	$1,054,423
Ratio of expenses to average net assets (f)	0.86%	0.85%	0.84%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (f)	1.52%	1.20%	0.89%	1.54%	1.81%
Portfolio turnover rate^	13%	13%	25%	26%	20%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$16.68	$19.89	$17.95	$18.25	$15.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.21	0.18	0.26	0.32
Net realized and unrealized gain (loss)	2.05	(2.51)	4.22	0.72	3.66

Total from investment operations	2.31	(2.30)	4.40	0.98	3.98

Less distributions:
Dividends from net investment income	(0.29)	(0.23)	(0.20)	(0.27)	(0.36)
Distributions from net realized gains	(0.98)	(0.68)	(2.26)	(1.01)	(1.13)

Total dividends and distributions	(1.27)	(0.91)	(2.46)	(1.28)	(1.49)

Net asset value, end of year	$17.72	$16.68	$19.89	$17.95	$18.25

Total return	14.01%	(11.59)%	24.80%	5.70%	25.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,346,650	$2,334,134	$3,004,157	$2,738,938	$2,869,388
Ratio of expenses to average net assets (f)	0.86%	0.85%	0.84%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets (f)	1.52%	1.19%	0.89%	1.54%	1.81%
Portfolio turnover rate^	13%	13%	25%	26%	20%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$16.76	$19.98	$18.01	$18.30	$15.80

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.26	0.23	0.30	0.37
Net realized and unrealized gain (loss)	2.05	(2.52)	4.25	0.73	3.67

Total from investment operations	2.36	(2.26)	4.48	1.03	4.04

Less distributions:
Dividends from net investment income	(0.34)	(0.28)	(0.25)	(0.31)	(0.41)
Distributions from net realized gains	(0.98)	(0.68)	(2.26)	(1.01)	(1.13)

Total dividends and distributions	(1.32)	(0.96)	(2.51)	(1.32)	(1.54)

Net asset value, end of year	$17.80	$16.76	$19.98	$18.01	$18.30

Total return	14.20%	(11.36)%	25.16%	5.98%	25.74%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$393,449	$398,741	$615,379	$601,788	$590,317
Ratio of expenses to average net assets (f)	0.61%	0.60%	0.59%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets (f)	1.77%	1.42%	1.14%	1.78%	2.05%
Portfolio turnover rate^	13%	13%	25%	26%	20%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Lazard Asset Management LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	21.68%	5.11%	4.70%
MSCI Emerging Markets (Net Dividends) IndexSM	9.83	3.68	3.27

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 21.68% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the MSCI Emerging Markets (Net Dividends) IndexSM, which returned 9.83% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Outperformance versus benchmark was predominantly a result of strong stock selection but also helped by favorable sector allocations.

•

Security selection in the Information Technology, Consumer Discretionary, Financials and Industrial sectors contributed positively to relative performance. A higher-than-benchmark exposure to the Energy sector and a lower-than-benchmark exposure to the Consumer Discretionary sector also added value.

•

From a country perspective, security selection in Taiwan, China, Brazil and South Africa helped relative performance as did a higher-than-benchmark exposure to Brazil and Hungary and a lower-than-benchmark exposure to China.

•

A rerating of technology hardware and infrastructure stocks due to market enthusiasm for the potential of artificial intelligence (AI)-related demand benefitted Quanta Computer, Inc., a Taiwanese manufacturer of notebook computers and cloud computing/network system solutions.

•	Shares of Petroleo Brasileiro SA, a Brazilian energy company, rallied as concerns regarding governance and pricing policies were alleviated and oil prices rose.

•

Shares of SK Hynix, Inc., a Korean semiconductor manufacturer, rose on expectations that the memory industry is bottoming, and that the proliferation of AI servers could help the transition to DDR5 (a type of memory) and help clear inventories.

•

Following on a boost to return on equity (ROEs) experienced in 2023, the management of Banco do Brasil SA, a Brazilian bank, provided upbeat guidance with high single digit earnings growth expected in 2024.

•

Shares of Lenovo Group Ltd., a Chinese manufacturer of computers, laptops and data center equipment, rose as PC destocking appeared to be coming to an end and growth was boosted by the services and datacenter businesses.

What hurt performance during the year:

•	Security selection in the Consumer Staples and Real Estate sectors was a detractor from relative performance.

•	A lower-than-benchmark exposure to India detracted from returns.

•	Weakening macro data and housing sales dynamics in China led to a sell-off in shares of China Vanke Co. Ltd., a real estate developer.

•	Shares of China Merchants Bank Co. Ltd. were hurt by a lack of macro visibility in China and concerns regarding the Real Estate sector.

•

Ping An Insurance Group Co. of China Ltd., a Chinese insurance company, reported third quarter losses in the asset management business and management indicated that headwinds could persist in the near term given the uncertain macro environment.

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•	Shares of Hengan International Group Co. Ltd., a Chinese manufacturer and distributor of personal hygiene products, declined due to a year-on-year decline in profits.

•	Tingyi Cayman Islands Holding Corp., a Chinese manufacturer and distributor of instant noodles, baked goods and beverages, experienced weaker than expected demand in 2023.

Portfolio Positioning and Outlook — Lazard Asset Management LLC

We continue to believe that the global economy is currently in the process of bottoming out, marked by a divergence in growth among countries. We are anticipating higher growth in developing countries over the next several years, and because of this, we believe that emerging markets remain one of the most mispriced asset classes globally.

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Financials	$109,267,719	26.4%
Information Technology	87,590,057	21.1
Consumer Discretionary	40,149,447	9.7
Energy	35,077,982	8.5
Communication Services	28,686,256	6.9
Industrials	27,557,452	6.7
Materials	27,368,685	6.6
Consumer Staples	26,904,533	6.5
Health Care	15,084,814	3.6
Utilities	6,687,822	1.6
Investment Companies	2,952,002	0.7
Real Estate	2,245,924	0.5
Cash and Other	5,162,789	1.2

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,080.80	$7.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.87

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.35%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (12.1%)
Banco do Brasil SA	911,700	$10,371,488
BB Seguridade Participacoes SA	1,515,600	10,461,559
CCR SA	1,784,610	5,209,521
Engie Brasil Energia SA	395,600	3,679,432
Petroleo Brasileiro SA (ADR)	634,444	10,132,071
Vale SA (ADR), Class B	344,614	5,465,578
Vibra Energia SA*	1,036,900	4,836,988

		50,156,637

Chile (1.0%)
Sociedad Quimica y Minera de Chile SA (ADR) (x)	65,040	3,916,709

China (24.1%)
Alibaba Group Holding Ltd. (ADR)	40,374	3,129,389
Anhui Conch Cement Co. Ltd., Class H	1,742,374	4,025,412
China Construction Bank Corp., Class H	18,848,574	11,224,418
China Medical System Holdings Ltd.	2,076,000	3,679,559
China Merchants Bank Co. Ltd., Class H	1,205,281	4,198,456
China Shenhua Energy Co. Ltd., Class H	874,554	2,996,007
China Vanke Co. Ltd., Class H	2,428,989	2,245,924
ENN Natural Gas Co. Ltd., Class A	1,268,496	3,008,390
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,153,198	5,230,871
Hengan International Group Co. Ltd.	1,414,473	5,262,271
Huayu Automotive Systems Co. Ltd., Class A	1,679,896	3,856,167
JD.com, Inc. (ADR)	104,491	3,018,745
Lenovo Group Ltd.	8,218,000	11,492,676
Midea Group Co. Ltd., Class A	742,700	5,720,891
Ping An Insurance Group Co. of China Ltd., Class H	1,194,000	5,405,379
Sinopharm Group Co. Ltd., Class H	2,648,231	6,935,560
Tencent Holdings Ltd.	87,300	3,282,484
Tingyi Cayman Islands Holding Corp.	4,272,000	5,208,355
Want Want China Holdings Ltd.	4,753,000	2,873,043
Weichai Power Co. Ltd., Class H	4,162,906	6,951,949

		99,745,946

Egypt (0.7%)
Commercial International Bank – Egypt (CIB) (Registered) (GDR) (m)	2,273,181	2,909,672

Greece (1.7%)
National Bank of Greece SA*	581,471	4,037,645
OPAP SA	168,338	2,856,310

		6,893,955

Hong Kong (0.7%)
ASMPT Ltd.	319,812	3,051,289

Hungary (3.4%)
MOL Hungarian Oil & Gas plc	518,231	4,221,574
OTP Bank Nyrt.	219,301	9,987,955

		14,209,529

India (6.3%)
Axis Bank Ltd.	301,212	3,990,038
Bharat Petroleum Corp. Ltd.	93,459	506,134
Hindalco Industries Ltd.	389,962	2,881,352
Indus Towers Ltd.*	2,432,766	5,819,255
Infosys Ltd. (ADR)	235,777	4,333,581
Tata Consultancy Services Ltd.	73,641	3,357,015
UPL Ltd.	734,873	5,186,092

		26,073,467

Indonesia (4.8%)
Astra International Tbk. PT	13,780,996	5,057,000
Bank Mandiri Persero Tbk. PT	17,447,956	6,855,890
Telkom Indonesia Persero Tbk. PT (ADR)*	196,432	5,060,088
United Tractors Tbk. PT	2,109,700	3,100,082

		20,073,060

Mexico (5.3%)
America Movil SAB de CV (ADR)	251,039	4,649,242
Grupo Aeroportuario del Pacifico SAB de CV (ADR)	6,037	1,057,803
Grupo Financiero Banorte SAB de CV, Class O	499,847	5,036,442
Grupo Mexico SAB de CV	602,579	3,349,120
Kimberly-Clark de Mexico SAB de CV, Class A	2,209,273	4,950,406
Ternium SA (ADR)	68,563	2,911,871

		21,954,884

Portugal (2.5%)
Galp Energia SGPS SA	690,705	10,171,801

Russia (0.0%)
Mobile TeleSystems PJSC (ADR) (r)*	580,455	—
Sberbank of Russia PJSC (r)*	1,680,737	—

		—

South Africa (8.3%)
Anglo American plc	141,302	3,549,260
Bidvest Group Ltd. (The)	320,259	4,417,009
Life Healthcare Group Holdings Ltd.	4,450,838	4,469,695
Nedbank Group Ltd.	545,512	6,448,329
Sanlam Ltd.	1,383,413	5,505,670
Standard Bank Group Ltd.	481,237	5,474,671
Vodacom Group Ltd.	803,973	4,658,802

		34,523,436

South Korea (11.3%)
Coway Co. Ltd.*	83,672	3,716,157
Doosan Bobcat, Inc.	24,211	947,461
Hyundai Mobis Co. Ltd.	23,606	4,343,988
KB Financial Group, Inc.	164,473	6,908,913
Kia Corp.*	44,303	3,439,941
KT Corp.*	195,296	5,216,385
KT&G Corp.	45,394	3,062,923
Samsung Electronics Co. Ltd.	112,951	6,884,582
Shinhan Financial Group Co. Ltd.	208,759	6,508,016
SK Hynix, Inc.	54,460	5,983,454

		47,011,820

Taiwan (12.7%)
ASE Technology Holding Co. Ltd.	2,455,000	10,798,944
Globalwafers Co. Ltd.	236,000	4,513,840
Hon Hai Precision Industry Co. Ltd.	1,004,000	3,418,582
MediaTek, Inc.	231,000	7,639,660
Novatek Microelectronics Corp.	301,000	5,070,527

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co. Ltd.	821,429	$15,871,602
Yageo Corp.	266,000	5,174,305

		52,487,460

Thailand (1.9%)
Kasikornbank PCL	996,967	3,943,178
PTT Exploration & Production PCL	901,900	3,950,313

		7,893,491

United Kingdom (1.3%)
Unilever plc	114,586	5,547,535

Total Common Stocks (98.1%) (Cost $402,641,812)		406,620,691

SHORT-TERM INVESTMENTS:
Investment Companies (0.7%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	129,853	129,853
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	130,228	130,228
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	997,410	997,410
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	35,782	35,782
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	1,657,404	1,658,729

Total Investment Companies		2,952,002

Total Short-Term Investments (0.7%) (Cost $2,951,808)		2,952,002

Total Investments in Securities (98.8%) (Cost $405,593,620)		409,572,693
Other Assets Less Liabilities (1.2%)		5,162,789

Net Assets (100%)		$414,735,482

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $2,909,672 or 0.7% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $3,172,510. This was collateralized by $2,039,958 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.250%, maturing 1/15/24 - 8/15/53 and by cash of $1,293,273 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Brazil	$15,597,649	$34,558,988	$—		$50,156,637
Chile	3,916,709	—	—		3,916,709
China	6,148,134	93,597,812	—		99,745,946
Egypt	—	2,909,672	—		2,909,672
Greece	—	6,893,955	—		6,893,955
Hong Kong	—	3,051,289	—		3,051,289
Hungary	—	14,209,529	—		14,209,529
India	4,333,581	21,739,886	—		26,073,467
Indonesia	5,060,088	15,012,972	—		20,073,060
Mexico	21,954,884	—	—		21,954,884
Portugal	—	10,171,801	—		10,171,801
Russia	—	—	—	(a)	—	(a)

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
South Africa	$—	$34,523,436	$—	$34,523,436
South Korea	—	47,011,820	—	47,011,820
Taiwan	—	52,487,460	—	52,487,460
Thailand	—	7,893,491	—	7,893,491
United Kingdom	—	5,547,535	—	5,547,535
Short-Term Investments
Investment Companies	2,952,002	—	$—	2,952,002

Total Assets	$59,963,047	$349,609,646	$—	$409,572,693

Total Liabilities	$—	$—	$—	$—

Total	$59,963,047	$349,609,646	$—	$409,572,693

(a)	Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$32,533	$32,533

Total	$32,533	$32,533

^	The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$4,000
Average settlement value sold — in USD	339,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$95,370,996
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$100,151,757

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,193,977
Aggregate gross unrealized depreciation	(56,477,556)

Net unrealized appreciation	$1,716,421

Federal income tax cost of investments in securities and derivative instruments, if applicable	$407,856,272

See Notes to Financial Statements.

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $405,593,620)	$409,572,693
Cash	10,900,023
Foreign cash (Cost $926,897)	926,888
Dividends, interest and other receivables	1,244,277
Receivable for securities sold	51,423
Receivable for Portfolio shares sold	18,935
Securities lending income receivable	7,150
Other assets	4,109

Total assets	422,725,498

LIABILITIES
Payable for securities purchased	5,573,998
Payable for return of collateral on securities loaned	1,293,273
Accrued India taxes	355,184
Investment management fees payable	280,413
Payable for Portfolio shares repurchased	276,409
Distribution fees payable – Class IB	85,196
Administrative fees payable	32,011
Accrued expenses	93,532

Total liabilities	7,990,016

Commitments and contingent liabilities^
NET ASSETS	$414,735,482

Net assets were comprised of:
Paid in capital	$411,517,142
Total distributable earnings (loss)	3,218,340

Net assets	$414,735,482

Class IB
Net asset value, offering and redemption price per share, $414,735,482 / 21,257,489 shares outstanding (unlimited amount authorized: $0.01 par value)	$19.51

(x)	Includes value of securities on loan of $3,172,510.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $2,294,863 foreign withholding tax)	$19,220,983
Interest	490,899
Securities lending (net)	64,462

Total income	19,776,344

EXPENSES
Investment management fees	3,882,522
Distribution fees – Class IB	970,627
Custodian fees	366,800
Administrative fees	363,464
Professional fees	81,132
Printing and mailing expenses	63,741
Trustees’ fees	13,509
Miscellaneous	16,458

Gross expenses	5,758,253
Less: Waiver from investment manager	(516,557)

Net expenses	5,241,696

NET INVESTMENT INCOME (LOSS)	14,534,648

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $213,123 on realized gain on investments)	10,001,730
Forward foreign currency contracts	32,533
Foreign currency transactions	(199,037)

Net realized gain (loss)	9,835,226

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $173,737 on unrealized appreciation on investments)	51,635,876
Foreign currency translations	(424)

Net change in unrealized appreciation (depreciation)	51,635,452

NET REALIZED AND UNREALIZED GAIN (LOSS)	61,470,678

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$76,005,326

See Notes to Financial Statements.

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,534,648	$17,534,224
Net realized gain (loss)	9,835,226	(9,579,755)
Net change in unrealized appreciation (depreciation)	51,635,452	(70,990,624)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	76,005,326	(63,036,155)

Distributions to shareholders:
Class IB	(15,640,394)	(18,668,440)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,258,831 and 1,693,979 shares, respectively ]	23,217,317	30,932,102
Capital shares issued in reinvestment of dividends and distributions [ 827,391 and 1,117,555 shares, respectively ]	15,640,394	18,668,440
Capital shares repurchased [ (2,407,252) and (1,707,375) shares , respectively]	(44,354,236)	(31,178,517)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,496,525)	18,422,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	54,868,407	(63,282,570)
NET ASSETS:
Beginning of year	359,867,075	423,149,645

End of year	$414,735,482	$359,867,075

See Notes to Financial Statements.

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EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$16.68		$20.67		$21.23		$22.00		$19.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.69		0.85		0.63		0.42		0.46
Net realized and unrealized gain (loss)	2.90		(3.94)		0.60		(0.78)		3.13

Total from investment operations	3.59		(3.09)		1.23		(0.36)		3.59

Less distributions:
Dividends from net investment income	(0.74)		(0.76)		(0.61)		(0.34)		(0.55)
Distributions from net realized gains	(0.02)		(0.14)		(1.18)		(0.07)		(0.24)

Total dividends and distributions	(0.76)		(0.90)		(1.79)		(0.41)		(0.79)

Net asset value, end of year	$19.51		$16.68		$20.67		$21.23		$22.00

Total return	21.68%		(14.89)%		5.92%		(1.56)%		18.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$414,735		$359,867		$423,150		$411,891		$420,324
Ratio of expenses to average net assets:
After waivers (f)	1.35	%(j)	1.35	%(j)	1.35	%(j)	1.37	%(k)	1.38	%(o)
Before waivers (f)	1.48%		1.46%		1.47%		1.48%		1.50%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.74%		4.69%		2.78%		2.28%		2.21%
Before waivers (f)	3.61%		4.58%		2.66%		2.17%		2.08%
Portfolio turnover rate^	25%		20%		34%		36%		22%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.35% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.37% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.38% for Class IB.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	Since Incept.
Portfolio – Class IB Shares*	6.35%	(10.70)%
Portfolio – Class K Shares*	6.76	(10.43)
Bloomberg U.S. Long Government/Credit Bond Index	7.13	(10.18)

* Date of inception 8/2/21. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 6.35% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Long Government/Credit Bond Index, which returned 7.13% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Overweight allocation to investment-grade corporates

•	Security selection in U.S. sovereign bonds.

•	Lack of duration exposure in the five- to six-year part of the U.S. yield curve

What hurt performance during the year:

•	Shorter-than-benchmark duration exposure in the seven- to ten-year part of the U.S. yield curve

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	22.58
Weighted Average Coupon (%)	3.62
Weighted Average Modified Duration (Years)*	14.15
Weighted Average Rating**	AA3

* Modified duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	45.1%
Health Care	7.8
Financials	7.4
Communication Services	6.7
Utilities	5.6
Information Technology	4.4
Industrials	4.0
Consumer Staples	3.8
Energy	3.6
Foreign Government Securities	2.8
Consumer Discretionary	2.4
Municipal Bonds	1.9
Materials	1.5
Real Estate	0.8
Asset-Backed Securities	0.6
U.S. Government Agency Securities	0.5
Investment Companies	0.4
Supranational	0.1
Cash and Other	0.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples

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EQ/LONG-TERM BOND PORTFOLIO (Unaudited)

are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,026.50	$3.32
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	3.31
Class K
Actual	1,000.00	1,028.90	2.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.19	2.04

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 0.65% and 0.40%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (0.6%)
American Airlines Pass-Through Trust,
Series 2021-1 A 2.875%, 7/11/34	$14,962,217	$12,450,625
FedEx Corp. Pass-Through Trust,
Series 2020-1 AA 1.875%, 2/20/34	3,538,839	2,954,859

Total Asset-Backed Securities		15,405,484

Corporate Bonds (48.0%)
Communication Services (6.7%)
Diversified Telecommunication Services (2.6%)
AT&T, Inc.
3.500%, 6/1/41 (x)	15,543,000	12,344,498
4.300%, 12/15/42 (x)	12,705,000	11,062,218
4.750%, 5/15/46	7,610,000	6,891,043
4.550%, 3/9/49	7,826,000	6,860,911
3.650%, 6/1/51	7,010,000	5,276,697
Bell Canada (The)
4.300%, 7/29/49	1,313,000	1,116,040
Telefonica Emisiones SA
7.045%, 6/20/36	5,663,000	6,407,945
5.213%, 3/8/47	750,000	692,763
4.895%, 3/6/48	640,000	564,701
TELUS Corp.
4.300%, 6/15/49	1,866,000	1,564,301
Verizon Communications, Inc.
3.400%, 3/22/41	8,272,000	6,607,425
2.850%, 9/3/41	9,110,000	6,755,578
4.862%, 8/21/46	4,360,000	4,151,170
3.700%, 3/22/61	155,000	118,010

		70,413,300

Entertainment (0.4%)
NBCUniversal Media LLC
6.400%, 4/30/40	242,000	273,438
Walt Disney Co. (The)
6.150%, 3/1/37	429,000	476,692
4.625%, 3/23/40	1,522,000	1,485,744
Warnermedia Holdings, Inc.
5.050%, 3/15/42 (x)	7,570,000	6,658,890

		8,894,764

Media (2.5%)
Charter Communications Operating LLC
6.484%, 10/23/45	5,309,000	5,243,699
5.375%, 5/1/47	5,109,000	4,349,292
5.750%, 4/1/48	1,040,000	922,064
3.900%, 6/1/52	2,045,000	1,386,939
3.950%, 6/30/62	1,493,000	945,487
Comcast Corp.
3.250%, 11/1/39	6,253,000	5,066,942
3.750%, 4/1/40	210,000	180,856
3.969%, 11/1/47	2,640,000	2,212,770
4.049%, 11/1/52	225,000	190,798
2.937%, 11/1/56	40,000	26,300
2.650%, 8/15/62	5,108,000	3,123,491
2.987%, 11/1/63	289,000	186,205
Discovery Communications LLC
5.200%, 9/20/47	978,000	835,059
Fox Corp.
5.476%, 1/25/39	5,372,000	5,215,312
5.576%, 1/25/49	5,509,000	5,279,465
Grupo Televisa SAB
6.625%, 1/15/40	4,800,000	5,020,368
5.000%, 5/13/45	400,000	342,625
6.125%, 1/31/46 (x)	6,600,000	6,564,938
Interpublic Group of Cos., Inc. (The)
5.400%, 10/1/48	8,400,000	7,954,321
Paramount Global
6.875%, 4/30/36	4,187,000	4,255,365
5.900%, 10/15/40	1,328,000	1,200,927
4.375%, 3/15/43	678,000	497,977
Time Warner Cable LLC
5.875%, 11/15/40	4,068,000	3,690,083
4.500%, 9/15/42	4,211,000	3,295,107

		67,986,390

Wireless Telecommunication Services (1.2%)
America Movil SAB de CV
6.125%, 3/30/40	3,914,000	4,256,475
Rogers Communications, Inc.
5.450%, 10/1/43	1,064,000	1,031,635
5.000%, 3/15/44	3,712,000	3,466,429
T-Mobile USA, Inc.
4.500%, 4/15/50	8,235,000	7,309,979
3.600%, 11/15/60	5,889,000	4,284,825
Vodafone Group plc
6.150%, 2/27/37	4,899,000	5,305,323
4.375%, 2/19/43	400,000	348,084
5.250%, 5/30/48	1,460,000	1,423,245
4.875%, 6/19/49	5,530,000	4,999,088

		32,425,083

Total Communication Services		179,719,537

Consumer Discretionary (2.4%)
Automobile Components (0.0%)†
Aptiv plc
5.400%, 3/15/49	428,000	396,584

Automobiles (0.2%)
General Motors Co.
6.600%, 4/1/36	3,313,000	3,545,719
5.150%, 4/1/38 (x)	1,991,000	1,870,738
5.200%, 4/1/45	1,110,000	999,373

		6,415,830

Broadline Retail (1.3%)
Alibaba Group Holding Ltd.
4.000%, 12/6/37	8,295,000	7,123,580
3.150%, 2/9/51	200,000	131,926
Amazon.com, Inc.
4.800%, 12/5/34	413,000	427,481
3.875%, 8/22/37	322,000	298,810
2.875%, 5/12/41	7,880,000	6,171,656
4.950%, 12/5/44	2,136,000	2,203,267
4.050%, 8/22/47	5,610,000	5,051,146
3.250%, 5/12/61	3,571,000	2,620,614
eBay, Inc.
4.000%, 7/15/42	4,984,000	4,148,424
3.650%, 5/10/51	6,826,000	5,244,548

See Notes to Financial Statements.

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EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
JD.com, Inc.
4.125%, 1/14/50	$2,400,000	$1,877,448

		35,298,900

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.
4.875%, 12/9/45	1,896,000	1,850,271
4.450%, 3/1/47	2,590,000	2,367,165
4.450%, 9/1/48	4,100,000	3,800,812
3.625%, 9/1/49	67,000	53,793
Starbucks Corp.
4.500%, 11/15/48	251,000	228,384

		8,300,425

Household Durables (0.1%)
M.D.C. Holdings, Inc.
6.000%, 1/15/43	2,605,000	2,419,394

Specialty Retail (0.4%)
Home Depot, Inc. (The)
5.875%, 12/16/36	372,000	416,074
5.950%, 4/1/41	199,000	222,472
4.250%, 4/1/46	1,522,000	1,377,674
Lowe’s Cos., Inc.
4.050%, 5/3/47	124,000	102,134
3.000%, 10/15/50	394,000	269,177
TJX Cos., Inc. (The)
4.500%, 4/15/50	8,008,000	7,620,989

		10,008,520

Textiles, Apparel & Luxury Goods (0.1%)
NIKE, Inc.
3.875%, 11/1/45	1,462,000	1,293,271

Total Consumer Discretionary		64,132,924

Consumer Staples (3.8%)
Beverages (1.4%)
Anheuser-Busch Cos. LLC
4.700%, 2/1/36	367,000	364,758
4.900%, 2/1/46	4,672,000	4,598,734
Anheuser-Busch InBev Finance, Inc.
4.900%, 2/1/46	340,000	334,668
Anheuser-Busch InBev Worldwide, Inc.
8.000%, 11/15/39	132,000	170,276
4.350%, 6/1/40	13,250,000	12,394,452
5.550%, 1/23/49	5,305,000	5,717,969
5.800%, 1/23/59	819,000	913,225
Coca-Cola Co. (The)
2.875%, 5/5/41	755,000	596,890
2.750%, 6/1/60	1,068,000	739,784
Diageo Capital plc
5.875%, 9/30/36	727,000	800,277
3.875%, 4/29/43	922,000	803,935
Molson Coors Beverage Co.
5.000%, 5/1/42	10,206,000	9,805,087
PepsiCo, Inc.
3.450%, 10/6/46 (x)	719,000	595,230

		37,835,285

Consumer Staples Distribution & Retail (0.4%)
Kroger Co. (The)
5.150%, 8/1/43	141,000	135,482
Sysco Corp.
6.600%, 4/1/40	1,713,000	1,908,060
Target Corp.
7.000%, 1/15/38	2,991,000	3,641,071
3.625%, 4/15/46	1,628,000	1,346,793
Walmart, Inc.
5.250%, 9/1/35	469,000	513,239
4.050%, 6/29/48	3,609,000	3,311,196

		10,855,841

Food Products (1.0%)
Archer-Daniels-Midland Co.
4.500%, 3/15/49	1,957,000	1,839,971
Conagra Brands, Inc.
5.400%, 11/1/48	10,853,000	10,541,327
General Mills, Inc.
5.400%, 6/15/40	147,000	148,145
4.700%, 4/17/48	390,000	366,525
JBS USA LUX SA
4.375%, 2/2/52	970,000	718,537
6.500%, 12/1/52	2,330,000	2,343,093
Mead Johnson Nutrition Co.
4.600%, 6/1/44	755,000	703,981
Pilgrim’s Pride Corp.
6.875%, 5/15/34	2,920,000	3,131,700
Tyson Foods, Inc.
4.550%, 6/2/47	3,434,000	2,885,477
5.100%, 9/28/48	3,472,000	3,143,045

		25,821,801

Household Products (0.4%)
Colgate-Palmolive Co.
4.000%, 8/15/45 (x)	3,777,000	3,493,905
3.700%, 8/1/47	5,314,000	4,660,600
Kimberly-Clark Corp.
6.625%, 8/1/37	2,025,000	2,404,574

		10,559,079

Tobacco (0.6%)
Altria Group, Inc.
3.875%, 9/16/46	849,000	637,289
5.950%, 2/14/49	3,077,000	3,126,325
BAT Capital Corp.
4.390%, 8/15/37	7,830,000	6,585,677
7.079%, 8/2/43	2,410,000	2,564,422
4.540%, 8/15/47	2,010,000	1,540,100
Philip Morris International, Inc.
6.375%, 5/16/38	59,000	66,098
4.250%, 11/10/44	623,000	535,502
Reynolds American, Inc.
5.850%, 8/15/45	1,350,000	1,257,927

		16,313,340

Total Consumer Staples		101,385,346

Energy (3.6%)
Energy Equipment & Services (0.1%)
Baker Hughes Holdings LLC
4.080%, 12/15/47	1,496,000	1,257,859
Halliburton Co.
5.000%, 11/15/45	3,190,000	3,087,615

See Notes to Financial Statements.

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EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
NOV, Inc.
3.950%, 12/1/42	$357,000	$273,612

		4,619,086

Oil, Gas & Consumable Fuels (3.5%)
Apache Corp.
5.100%, 9/1/40	2,420,000	2,068,467
BP Capital Markets America, Inc.
3.060%, 6/17/41	1,600,000	1,240,077
2.939%, 6/4/51	2,365,000	1,640,131
Cenovus Energy, Inc.
5.400%, 6/15/47	284,000	267,588
Chevron Corp.
3.078%, 5/11/50	7,201,000	5,422,850
ConocoPhillips Co.
4.025%, 3/15/62	1,298,000	1,053,923
Devon Energy Corp.
5.600%, 7/15/41	44,000	42,299
Diamondback Energy, Inc.
4.400%, 3/24/51	2,455,000	2,034,981
Enbridge, Inc.
4.500%, 6/10/44	2,155,000	1,857,239
Energy Transfer LP
6.050%, 6/1/41	2,270,000	2,282,288
6.500%, 2/1/42	740,000	780,798
5.000%, 5/15/44 (e)	69,000	60,445
6.125%, 12/15/45	37,000	37,294
5.300%, 4/15/47 (x)	538,000	495,071
5.400%, 10/1/47	982,000	912,983
Enterprise Products Operating LLC
6.125%, 10/15/39	6,522,000	7,137,469
3.300%, 2/15/53	6,543,000	4,833,393
EOG Resources, Inc.
4.950%, 4/15/50	2,348,000	2,315,208
Exxon Mobil Corp.
4.227%, 3/19/40	2,176,000	2,013,807
4.327%, 3/19/50	6,275,000	5,716,065
Hess Corp.
5.800%, 4/1/47	1,250,000	1,347,845
Kinder Morgan, Inc.
3.250%, 8/1/50	957,000	639,363
Marathon Oil Corp.
6.600%, 10/1/37 (x)	1,319,000	1,391,324
5.200%, 6/1/45	2,820,000	2,494,749
Marathon Petroleum Corp.
6.500%, 3/1/41	268,000	286,416
4.750%, 9/15/44	1,055,000	935,423
5.000%, 9/15/54	2,494,000	2,194,406
MPLX LP
4.500%, 4/15/38	2,448,000	2,181,665
5.200%, 3/1/47	2,449,000	2,255,247
5.500%, 2/15/49	880,000	845,697
Occidental Petroleum Corp.
6.200%, 3/15/40	2,900,000	2,990,490
6.600%, 3/15/46	4,540,000	4,875,407
ONEOK Partners LP
6.125%, 2/1/41	86,000	90,089
ONEOK, Inc.
7.150%, 1/15/51	2,557,000	2,946,406
Ovintiv, Inc.
7.100%, 7/15/53	4,690,000	5,142,842
Phillips 66
4.650%, 11/15/34	258,000	248,871
5.875%, 5/1/42	1,742,000	1,867,307
Plains All American Pipeline LP
4.900%, 2/15/45	8,238,000	7,065,516
TotalEnergies Capital International SA
3.127%, 5/29/50	2,850,000	2,100,441
TransCanada PipeLines Ltd.
5.000%, 10/16/43	567,000	526,698
5.100%, 3/15/49	73,000	69,843
Transcontinental Gas Pipe Line Co. LLC
4.600%, 3/15/48	2,340,000	2,110,254
Valero Energy Corp.
6.625%, 6/15/37	1,214,000	1,330,802
Williams Cos., Inc. (The)
6.300%, 4/15/40	3,874,000	4,135,956
5.100%, 9/15/45	1,435,000	1,350,895

		93,636,328

Total Energy		98,255,414

Financials (7.4%)
Banks (3.4%)
Bank of America Corp.
(CME Term SOFR 3 Month + 2.08%), 4.244%, 4/24/38 (k)	1,495,000	1,351,328
5.875%, 2/7/42	12,210,000	13,126,441
(CME Term SOFR 3 Month + 2.25%), 4.443%, 1/20/48 (k)	4,559,000	4,116,644
(CME Term SOFR 3 Month + 1.78%), 4.330%, 3/15/50 (k)	152,000	134,206
(SOFR + 1.56%), 2.972%, 7/21/52 (k)	2,458,000	1,726,487
Citigroup, Inc.
6.125%, 8/25/36	750,000	798,802
(SOFR + 4.55%), 5.316%, 3/26/41 (k)	6,496,000	6,501,043
5.875%, 1/30/42	980,000	1,047,570
(CME Term SOFR 3 Month + 2.10%), 4.281%, 4/24/48 (k)	2,778,000	2,429,805
Cooperatieve Rabobank UA
5.250%, 5/24/41	396,000	418,950
5.250%, 8/4/45 (x)	6,825,000	6,722,446
Fifth Third Bancorp
8.250%, 3/1/38	5,188,000	6,138,357
HSBC Bank USA NA
7.000%, 1/15/39	7,457,000	8,617,535
HSBC Holdings plc
6.800%, 6/1/38	267,000	295,112
6.100%, 1/14/42	5,777,000	6,536,490
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.62%), 3.882%, 7/24/38 (k)	159,000	140,534
5.400%, 1/6/42	163,000	168,755
(SOFR + 1.46%), 3.157%, 4/22/42 (k)	70,000	53,630

See Notes to Financial Statements.

1210

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
5.625%, 8/16/43	$7,704,000	$8,107,064
Kreditanstalt fuer Wiederaufbau
(Zero Coupon), 4/18/36	48,000	28,704
(Zero Coupon), 6/29/37	135,000	75,880
Mitsubishi UFJ Financial Group, Inc.
4.153%, 3/7/39	7,707,000	7,067,243
Sumitomo Mitsui Financial Group, Inc.
2.296%, 1/12/41	1,600,000	1,106,803
2.930%, 9/17/41	212,000	159,014
6.184%, 7/13/43	7,050,000	7,813,316
Wells Fargo & Co.
(SOFR + 2.53%), 3.068%, 4/30/41 (k)	4,004,000	3,025,289
5.606%, 1/15/44	151,000	150,421
3.900%, 5/1/45	408,000	337,172
(CME Term SOFR 3 Month + 4.50%), 5.013%, 4/4/51 (k)	4,593,000	4,328,292
Westpac Banking Corp.
3.133%, 11/18/41	1,540,000	1,070,731

		93,594,064

Capital Markets (1.6%)
Brookfield Finance, Inc.
6.350%, 1/5/34	1,170,000	1,237,662
3.500%, 3/30/51	1,221,000	884,070
Goldman Sachs Group, Inc. (The)
6.750%, 10/1/37	2,350,000	2,592,854
(SOFR + 1.51%), 3.210%, 4/22/42 (k)	6,790,000	5,196,456
(SOFR + 1.47%), 2.908%, 7/21/42 (k)	178,000	129,944
4.800%, 7/8/44	6,797,000	6,418,827
Intercontinental Exchange, Inc.
4.250%, 9/21/48	6,272,000	5,619,846
3.000%, 9/15/60	2,430,000	1,639,071
Moody’s Corp.
5.250%, 7/15/44	55,000	55,496
4.875%, 12/17/48	6,262,000	5,874,403
Morgan Stanley
(SOFR + 4.84%), 5.597%, 3/24/51 (k)	3,845,000	4,121,647
(SOFR + 1.43%), 2.802%, 1/25/52 (k)	111,000	74,200
Raymond James Financial, Inc.
4.950%, 7/15/46	2,201,000	2,054,816
3.750%, 4/1/51	3,680,000	2,790,315
UBS AG
4.500%, 6/26/48	3,200,000	3,133,175
UBS Group AG
4.875%, 5/15/45	919,000	869,799

		42,692,581

Consumer Finance (0.1%)
AerCap Ireland Capital DAC
3.850%, 10/29/41	3,271,000	2,637,599

Financial Services (0.9%)
Global Payments, Inc.
4.150%, 8/15/49	7,250,000	5,765,162
Mastercard, Inc.
3.950%, 2/26/48	493,000	438,882
3.650%, 6/1/49	64,000	53,957
National Rural Utilities Cooperative Finance Corp.
4.300%, 3/15/49	5,268,000	4,575,300
Shell International Finance BV
4.125%, 5/11/35	222,000	211,664
5.500%, 3/25/40	4,250,000	4,533,810
4.000%, 5/10/46	820,000	711,533
3.250%, 4/6/50	5,890,000	4,436,461
Visa, Inc.
3.650%, 9/15/47	3,769,000	3,161,102

		23,887,871

Insurance (1.4%)
Alleghany Corp.
3.250%, 8/15/51	850,000	635,156
Allstate Corp. (The)
4.200%, 12/15/46	1,154,000	981,387
3.850%, 8/10/49	2,664,000	2,143,260
American International Group, Inc.
4.800%, 7/10/45	4,360,000	4,099,125
4.750%, 4/1/48	740,000	695,710
Aon Corp.
2.900%, 8/23/51	930,000	607,434
Aon Global Ltd.
4.750%, 5/15/45 (x)	846,000	775,928
Arthur J Gallagher & Co.
6.750%, 2/15/54	460,000	536,475
Berkshire Hathaway Finance Corp.
4.200%, 8/15/48	5,950,000	5,490,212
Chubb Corp. (The)
6.000%, 5/11/37	328,000	362,797
Chubb INA Holdings, Inc.
4.350%, 11/3/45 (x)	6,282,000	5,888,841
Fidelity National Financial, Inc.
3.200%, 9/17/51	4,340,000	2,743,448
Hartford Financial Services Group, Inc. (The)
2.900%, 9/15/51	166,000	111,646
Lincoln National Corp.
7.000%, 6/15/40	480,000	535,732
Marsh & McLennan Cos., Inc.
4.900%, 3/15/49	23,000	22,173
5.700%, 9/15/53	780,000	847,275
MetLife, Inc.
5.700%, 6/15/35	126,000	135,471
6.400%, 12/15/36	170,000	171,275
10.750%, 8/1/39	175,000	236,250
4.875%, 11/13/43	686,000	667,827
Progressive Corp. (The)
4.125%, 4/15/47	832,000	734,801
3.950%, 3/26/50	691,000	584,148
Prudential Financial, Inc.
4.600%, 5/15/44	1,333,000	1,238,243
3.935%, 12/7/49	7,385,000	6,039,277
Travelers Cos., Inc. (The)
6.250%, 6/15/37	204,000	231,169
3.750%, 5/15/46	871,000	713,330
4.000%, 5/30/47	174,000	150,212
2.550%, 4/27/50	172,000	113,229

		37,491,831

Total Financials		200,303,946

See Notes to Financial Statements.

1211

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Health Care (7.8%)
Biotechnology (1.2%)
AbbVie, Inc.
4.500%, 5/14/35	$433,000	$423,295
4.050%, 11/21/39	6,970,000	6,279,163
4.400%, 11/6/42	31,000	28,752
4.450%, 5/14/46	297,000	272,965
4.875%, 11/14/48	5,889,000	5,771,406
Amgen, Inc.
2.800%, 8/15/41	8,878,000	6,448,852
5.150%, 11/15/41	1,089,000	1,065,538
5.600%, 3/2/43	1,500,000	1,540,458
4.563%, 6/15/48	1,009,000	909,504
5.650%, 3/2/53	680,000	719,809
Baxalta, Inc.
5.250%, 6/23/45	2,075,000	2,064,913
Biogen, Inc.
5.200%, 9/15/45	2,833,000	2,765,099
3.150%, 5/1/50	1,279,000	895,801
Gilead Sciences, Inc.
5.650%, 12/1/41	1,510,000	1,612,591
4.750%, 3/1/46	1,570,000	1,499,855
4.150%, 3/1/47	804,000	701,234

		32,999,235

Health Care Equipment & Supplies (0.5%)
Abbott Laboratories
4.750%, 11/30/36	2,206,000	2,256,157
6.150%, 11/30/37	470,000	540,112
4.750%, 4/15/43	150,000	151,330
Baxter International, Inc.
3.132%, 12/1/51	1,402,000	959,149
Becton Dickinson & Co.
4.669%, 6/6/47	145,000	135,642
Boston Scientific Corp.
4.700%, 3/1/49	4,319,000	4,154,719
DH Europe Finance II Sarl
3.400%, 11/15/49	400,000	315,218
Koninklijke Philips NV
5.000%, 3/15/42	3,237,000	2,965,665
Medtronic, Inc.
4.625%, 3/15/45	1,529,000	1,487,992
Stryker Corp.
4.375%, 5/15/44	157,000	143,456
4.625%, 3/15/46	144,000	138,141

		13,247,581

Health Care Providers & Services (2.8%)
Banner Health
2.907%, 1/1/42	5,162,000	3,810,255
Baylor Scott & White Holdings
Series 2021
2.839%, 11/15/50	1,487,000	1,017,151
Cardinal Health, Inc.
4.368%, 6/15/47	1,086,000	931,980
Cencora, Inc.
4.300%, 12/15/47	1,551,000	1,387,208
Children’s Health System of Texas
2.511%, 8/15/50	2,010,000	1,259,618
Cigna Group (The)
3.200%, 3/15/40	7,987,000	6,253,494
6.125%, 11/15/41	261,000	286,670
4.800%, 7/15/46	1,279,000	1,202,162
CommonSpirit Health
3.910%, 10/1/50	1,192,000	946,965
CVS Health Corp.
4.780%, 3/25/38	480,000	454,921
2.700%, 8/21/40	219,000	156,213
5.125%, 7/20/45	2,245,000	2,113,571
5.050%, 3/25/48	10,191,000	9,546,642
Elevance Health, Inc.
4.650%, 1/15/43	1,627,000	1,508,891
3.125%, 5/15/50	3,631,000	2,624,270
3.600%, 3/15/51 (x)	1,927,000	1,514,663
HCA, Inc.
5.500%, 6/15/47	6,086,000	5,851,689
5.250%, 6/15/49	1,030,000	960,434
3.500%, 7/15/51	419,000	295,480
Humana, Inc.
4.950%, 10/1/44	909,000	864,131
Kaiser Foundation Hospitals
Series 2021
3.002%, 6/1/51	4,580,000	3,235,269
Laboratory Corp. of America Holdings
4.700%, 2/1/45	1,058,000	971,907
Mass General Brigham, Inc.
Series
2020 3.342%, 7/1/60	4,928,000	3,521,107
Memorial Sloan-Kettering Cancer Center
Series 2020
2.955%, 1/1/50	656,000	463,817
Providence St Joseph Health Obligated Group
Series 21A
2.700%, 10/1/51	4,788,000	2,931,836
Rady Children’s Hospital-San Diego
Series 21A
3.154%, 8/15/51	964,000	691,517
Sutter Health
Series 20A
3.161%, 8/15/40	679,000	535,359
3.361%, 8/15/50	2,003,000	1,526,116
UnitedHealth Group, Inc.
6.625%, 11/15/37	469,000	550,130
4.750%, 7/15/45	3,023,000	2,932,513
4.250%, 4/15/47	96,000	86,325
3.700%, 8/15/49	4,300,000	3,504,851
3.875%, 8/15/59	12,294,000	10,028,177
Yale-New Haven Health Services Corp.
Series 2020
2.496%, 7/1/50	1,023,000	620,649

		74,585,981

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc. 4.100%, 8/15/47	2,116,000	1,889,828

Pharmaceuticals (3.2%)
AstraZeneca plc
4.000%, 9/18/42	9,162,000	8,296,890
4.375%, 11/16/45	1,084,000	1,012,963
4.375%, 8/17/48	5,814,000	5,454,254
Eli Lilly and Co.
4.150%, 3/15/59	673,000	617,869

See Notes to Financial Statements.

1212

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
GlaxoSmithKline Capital, Inc.
6.375%, 5/15/38	$5,940,000	$6,904,656
4.200%, 3/18/43	1,011,000	941,630
Johnson & Johnson
5.950%, 8/15/37	2,045,000	2,360,850
3.700%, 3/1/46	6,183,000	5,400,486
3.750%, 3/3/47	1,568,000	1,382,071
3.500%, 1/15/48	3,142,000	2,644,090
Merck & Co., Inc.
4.150%, 5/18/43	232,000	213,987
4.000%, 3/7/49	4,607,000	4,055,575
Mylan, Inc.
5.400%, 11/29/43	920,000	789,535
5.200%, 4/15/48	1,440,000	1,184,609
Novartis Capital Corp.
4.000%, 11/20/45	4,815,000	4,340,083
Pfizer Investment Enterprises Pte. Ltd.
5.110%, 5/19/43	2,670,000	2,670,484
5.340%, 5/19/63	4,670,000	4,695,719
Pfizer, Inc.
3.900%, 3/15/39	33,000	29,172
7.200%, 3/15/39	9,451,000	11,705,205
4.300%, 6/15/43	179,000	164,404
4.125%, 12/15/46	227,000	205,645
4.200%, 9/15/48	4,713,000	4,276,981
Takeda Pharmaceutical Co. Ltd.
3.025%, 7/9/40	6,881,000	5,288,277
3.175%, 7/9/50	400,000	287,534
Viatris, Inc.
3.850%, 6/22/40	7,200,000	5,348,805
4.000%, 6/22/50	8,000,000	5,647,903

		85,919,677

Total Health Care		208,642,302

Industrials (4.0%)
Aerospace & Defense (1.5%)
Boeing Co. (The)
5.705%, 5/1/40	3,793,000	3,923,736
3.850%, 11/1/48	38,000	29,365
5.805%, 5/1/50	11,061,000	11,477,897
5.930%, 5/1/60	5,682,000	5,874,808
General Dynamics Corp.
4.250%, 4/1/40	3,172,000	2,956,840
L3Harris Technologies, Inc.
5.054%, 4/27/45	896,000	883,968
Northrop Grumman Corp.
5.150%, 5/1/40	1,393,000	1,411,298
4.750%, 6/1/43	402,000	384,869
5.250%, 5/1/50	12,515,000	12,935,508
RTX Corp.
4.350%, 4/15/47	298,000	261,234

		40,139,523

Air Freight & Logistics (0.1%)
FedEx Corp.
3.900%, 2/1/35	65,000	59,143
United Parcel Service, Inc.
6.200%, 1/15/38	113,000	130,057
3.400%, 9/1/49	3,564,000	2,860,929

		3,050,129

Building Products (0.0%)†
Johnson Controls International plc
6.000%, 1/15/36	596,000	637,304

Commercial Services & Supplies (0.3%)
Ford Foundation (The)
Series 2020
2.815%, 6/1/70	3,280,000	2,078,242
Republic Services, Inc.
3.050%, 3/1/50	1,435,000	1,056,801
Rockefeller Foundation (The)
Series 2020
2.492%, 10/1/50	5,726,000	3,821,622
Waste Management, Inc. 2.500%, 11/15/50	1,480,000	979,893

		7,936,558

Electrical Equipment (0.1%)
Eaton Corp.
4.150%, 11/2/42 (x)	750,000	687,528
3.915%, 9/15/47	329,000	285,676
Rockwell Automation, Inc.
4.200%, 3/1/49 (x)	2,973,000	2,667,413

		3,640,617

Ground Transportation (1.4%)
Burlington Northern Santa Fe LLC
4.400%, 3/15/42	92,000	85,261
4.900%, 4/1/44	1,890,000	1,866,441
4.700%, 9/1/45	2,771,000	2,665,863
4.125%, 6/15/47	539,000	473,882
Canadian National Railway Co.
3.650%, 2/3/48	264,000	221,056
Canadian Pacific Railway Co.
5.950%, 5/15/37	1,543,000	1,643,105
3.100%, 12/2/51	830,000	602,408
6.125%, 9/15/15	1,880,000	2,041,898
CSX Corp.
6.150%, 5/1/37	32,000	35,722
4.100%, 3/15/44	32,000	28,073
4.750%, 11/15/48	4,706,000	4,471,268
Norfolk Southern Corp.
4.837%, 10/1/41	219,000	211,122
3.942%, 11/1/47	7,186,000	6,022,701
4.050%, 8/15/52	1,015,000	860,026
3.155%, 5/15/55	4,276,000	2,988,314
Union Pacific Corp.
3.750%, 2/5/70	4,196,000	3,250,894
3.799%, 4/6/71 (x)	10,842,000	8,512,034

		35,980,068

Industrial Conglomerates (0.3%)
3M Co.
4.000%, 9/14/48	31,000	26,449
3.250%, 8/26/49	3,076,000	2,222,671
Honeywell International, Inc.
3.812%, 11/21/47	3,876,000	3,336,998
2.800%, 6/1/50	2,915,000	2,207,317

		7,793,435

Machinery (0.3%)
Caterpillar, Inc.
5.200%, 5/27/41	28,000	29,589

See Notes to Financial Statements.

1213

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
3.803%, 8/15/42	$522,000	$459,684
4.750%, 5/15/64	522,000	505,936
Deere & Co.
3.900%, 6/9/42	503,000	452,122
2.875%, 9/7/49	804,000	598,629
3.750%, 4/15/50	665,000	582,400
Parker-Hannifin Corp.
4.000%, 6/14/49	7,155,000	6,209,051

		8,837,411

Total Industrials		108,015,045

Information Technology (4.4%)
Communications Equipment (0.0%)†
Cisco Systems, Inc.
5.500%, 1/15/40	30,000	32,058

Electronic Equipment, Instruments & Components (0.2%)
Corning, Inc.
4.750%, 3/15/42	81,000	76,665
5.350%, 11/15/48	5,255,000	5,221,756

		5,298,421

IT Services (0.4%)
International Business Machines Corp.
5.600%, 11/30/39	5,135,000	5,442,190
2.850%, 5/15/40	8,975,000	6,695,565
4.700%, 2/19/46	319,000	303,880

		12,441,635

Semiconductors & Semiconductor Equipment (1.9%)
Applied Materials, Inc.
5.850%, 6/15/41	1,103,000	1,216,980
4.350%, 4/1/47 (x)	2,900,000	2,743,082
2.750%, 6/1/50 (x)	3,128,000	2,265,284
Broadcom, Inc.
3.500%, 2/15/41 (x)§	1,116,000	886,579
Intel Corp.
4.600%, 3/25/40 (x)	8,955,000	8,706,846
4.800%, 10/1/41	87,000	84,683
4.100%, 5/19/46	1,472,000	1,282,512
4.100%, 5/11/47	909,000	791,753
4.750%, 3/25/50	4,561,000	4,340,058
KLA Corp.
5.000%, 3/15/49	8,644,000	8,587,002
NVIDIA Corp.
3.700%, 4/1/60	3,562,000	2,990,172
NXP BV
3.250%, 5/11/41	3,363,000	2,559,781
QUALCOMM, Inc.
4.800%, 5/20/45	1,201,000	1,188,586
4.300%, 5/20/47	801,000	732,838
Texas Instruments, Inc.
4.150%, 5/15/48	406,000	367,443
TSMC Arizona Corp.
3.125%, 10/25/41	8,400,000	6,799,968
3.250%, 10/25/51	6,463,000	5,095,041

		50,638,608

Software (1.1%)
Microsoft Corp.
3.500%, 2/12/35 (x)	141,000	133,423
3.450%, 8/8/36	65,000	59,782
4.450%, 11/3/45	925,000	913,745
3.700%, 8/8/46	997,000	873,233
3.950%, 8/8/56	4,796,000	4,289,860
3.041%, 3/17/62	70,000	50,587
Oracle Corp.
4.300%, 7/8/34	305,000	284,693
3.900%, 5/15/35	215,000	191,792
6.500%, 4/15/38	346,000	384,359
3.600%, 4/1/40	6,377,000	5,087,315
4.500%, 7/8/44	1,011,000	884,412
4.125%, 5/15/45	870,000	713,277
4.000%, 11/15/47	4,340,000	3,452,946
6.900%, 11/9/52	5,220,000	6,135,063
5.550%, 2/6/53	5,910,000	5,904,578
4.375%, 5/15/55	305,000	252,162

		29,611,227

Technology Hardware, Storage & Peripherals (0.8%)
Apple, Inc.
4.500%, 2/23/36 (x)	439,000	448,691
4.650%, 2/23/46 (x)	6,400,000	6,314,293
3.850%, 8/4/46	4,660,000	4,035,419
4.250%, 2/9/47	1,000,000	948,570
2.850%, 8/5/61	1,734,000	1,196,955
Dell International LLC
8.100%, 7/15/36 (x)	2,458,000	3,010,878
8.350%, 7/15/46	250,000	330,311
Hewlett Packard Enterprise Co.
6.350%, 10/15/45 (e)	3,338,000	3,599,748
HP, Inc.
6.000%, 9/15/41 (x)	930,000	981,228

		20,866,093

Total Information Technology		118,888,042

Materials (1.5%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.
2.700%, 5/15/40	1,383,000	1,053,908
Dow Chemical Co. (The)
5.550%, 11/30/48	1,381,000	1,407,495
DuPont de Nemours, Inc.
5.319%, 11/15/38	4,616,000	4,733,403
5.419%, 11/15/48	8,454,000	8,812,528
Eastman Chemical Co.
4.800%, 9/1/42	1,090,000	994,709
Ecolab, Inc.
5.500%, 12/8/41	1,435,000	1,502,212
3.950%, 12/1/47	202,000	175,755
Nutrien Ltd.
4.125%, 3/15/35	145,000	133,777
5.800%, 3/27/53	1,560,000	1,656,093
Sherwin-Williams Co. (The)
4.500%, 6/1/47	185,000	168,837

		20,638,717

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
3.200%, 7/15/51	51,000	37,872

Containers & Packaging (0.0%)†
International Paper Co.
4.800%, 6/15/44	258,000	237,230

See Notes to Financial Statements.

1214

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
4.400%, 8/15/47	$492,000	$424,042
Packaging Corp. of America
4.050%, 12/15/49	898,000	740,025

		1,401,297

Metals & Mining (0.7%)
ArcelorMittal SA
6.750%, 3/1/41 (e)	1,435,000	1,513,129
Freeport-McMoRan, Inc.
5.400%, 11/14/34	690,000	690,656
5.450%, 3/15/43	2,100,000	2,029,976
Nucor Corp.
5.200%, 8/1/43	559,000	566,562
4.400%, 5/1/48	3,428,000	3,151,008
Rio Tinto Alcan, Inc.
5.750%, 6/1/35	747,000	794,765
Rio Tinto Finance USA Ltd.
2.750%, 11/2/51	130,000	88,752
Rio Tinto Finance USA plc
4.125%, 8/21/42 (x)	1,399,000	1,264,580
Southern Copper Corp.
7.500%, 7/27/35	139,000	160,632
6.750%, 4/16/40	768,000	854,400
5.875%, 4/23/45	121,000	122,512
Vale Overseas Ltd.
6.875%, 11/10/39	3,990,000	4,332,891
Vale SA
5.625%, 9/11/42	2,170,000	2,108,969

		17,678,832

Paper & Forest Products (0.0%)†
Celulosa Arauco y Constitucion SA
5.500%, 11/2/47	600,000	515,062

Total Materials		40,271,780

Real Estate (0.8%)
Diversified REITs (0.4%)
Simon Property Group LP (REIT)
4.750%, 3/15/42	6,281,000	5,717,481
VICI Properties LP (REIT)
5.625%, 5/15/52	3,450,000	3,303,893

		9,021,374

Health Care REITs (0.2%)
Ventas Realty LP (REIT)
5.700%, 9/30/43	470,000	452,819
Welltower OP LLC (REIT)
6.500%, 3/15/41	3,077,000	3,382,337
4.950%, 9/1/48	1,523,000	1,436,809

		5,271,965

Industrial REITs (0.1%)
Prologis LP (REIT)
4.375%, 9/15/48	2,339,000	2,064,469
2.125%, 10/15/50	284,000	167,855

		2,232,324

Office REITs (0.0%)†
Boston Properties LP (REIT)
6.500%, 1/15/34	340,000	358,183

Residential REITs (0.0%)†
AvalonBay Communities, Inc. (REIT)
4.150%, 7/1/47	538,000	449,955
ERP Operating LP (REIT)
4.500%, 7/1/44	205,000	181,183

		631,138

Retail REITs (0.1%)
Kimco Realty OP LLC (REIT)
4.250%, 4/1/45	760,000	618,885
Realty Income Corp. (REIT)
4.650%, 3/15/47	2,329,000	2,158,548

		2,777,433

Specialized REITs (0.0%)†
American Tower Corp. (REIT)
3.700%, 10/15/49	384,000	290,365

Total Real Estate		20,582,782

Utilities (5.6%)
Electric Utilities (4.3%)
AEP Transmission Co. LLC
4.250%, 9/15/48	30,000	26,112
Arizona Public Service Co.
4.350%, 11/15/45	1,626,000	1,369,988
Baltimore Gas & Electric Co.
6.350%, 10/1/36	2,172,000	2,371,236
CenterPoint Energy Houston Electric LLC
4.500%, 4/1/44	511,000	467,824
Commonwealth Edison Co.
5.900%, 3/15/36	2,880,000	3,120,661
3.800%, 10/1/42 (x)	263,000	218,728
4.000%, 3/1/48	347,000	292,346
DTE Electric Co.
Series B
3.250%, 4/1/51	3,710,000	2,711,425
Duke Energy Carolinas LLC
6.050%, 4/15/38	5,463,000	5,945,556
4.250%, 12/15/41	93,000	81,994
3.450%, 4/15/51	5,398,000	4,089,390
Duke Energy Corp.
3.300%, 6/15/41	1,991,000	1,526,388
3.500%, 6/15/51	467,000	342,016
Duke Energy Florida LLC
6.400%, 6/15/38	7,694,000	8,551,419
Entergy Arkansas LLC
3.350%, 6/15/52	2,477,000	1,795,597
Entergy Corp.
3.750%, 6/15/50	1,800,000	1,352,174
Eversource Energy
3.450%, 1/15/50	3,723,000	2,711,852
Exelon Corp.
5.600%, 3/15/53	1,810,000	1,855,723
Florida Power & Light Co.
5.690%, 3/1/40	408,000	436,674
4.050%, 10/1/44	7,794,000	6,818,651
Georgia Power Co.
Series B
3.700%, 1/30/50	1,501,000	1,183,867
Kentucky Utilities Co.
5.125%, 11/1/40	1,082,000	1,054,192

See Notes to Financial Statements.

1215

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Nevada Power Co.
Series N
6.650%, 4/1/36	$745,000	$820,737
NSTAR Electric Co.
4.400%, 3/1/44	563,000	505,300
Oncor Electric Delivery Co. LLC
3.750%, 4/1/45	1,227,000	1,015,227
3.800%, 9/30/47	804,000	648,930
Pacific Gas and Electric Co.
6.950%, 3/15/34	370,000	407,700
4.500%, 7/1/40	9,440,000	7,971,797
4.200%, 6/1/41	9,666,000	7,696,472
3.500%, 8/1/50	11,087,000	7,633,690
6.750%, 1/15/53	5,680,000	6,205,719
PacifiCorp
6.000%, 1/15/39	6,808,000	7,095,838
4.150%, 2/15/50	338,000	275,098
2.900%, 6/15/52	7,791,000	5,020,809
PECO Energy Co.
2.850%, 9/15/51	1,077,000	723,681
Public Service Co. of Colorado
6.500%, 8/1/38 (x)	4,110,000	4,598,686
Public Service Electric & Gas Co.
3.800%, 3/1/46	1,072,000	888,449
2.050%, 8/1/50	1,438,000	830,227
Southern California Edison Co.
4.050%, 3/15/42	40,000	33,674
4.650%, 10/1/43	341,000	310,615
4.000%, 4/1/47	1,031,000	841,570
Series H
3.650%, 6/1/51	7,241,000	5,442,152
Southwestern Electric Power Co.
Series J
3.900%, 4/1/45	1,650,000	1,278,559
Virginia Electric and Power Co.
6.350%, 11/30/37	1,553,000	1,718,648
8.875%, 11/15/38	2,047,000	2,788,728
Series B
6.000%, 1/15/36	698,000	748,957
Xcel Energy, Inc.
3.500%, 12/1/49	1,708,000	1,258,839

		115,083,915

Gas Utilities (0.2%)
Atmos Energy Corp.
2.850%, 2/15/52	2,436,000	1,659,286
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	32,000	26,794
ONE Gas, Inc.
4.658%, 2/1/44 (x)	3,502,000	3,178,555
Southern California Gas Co.
Series UU
4.125%, 6/1/48	31,000	26,208

		4,890,843

Independent Power and Renewable Electricity Producers (0.0%)†
Constellation Energy Generation LLC
5.750%, 10/1/41	1,092,000	1,090,926

Multi-Utilities (1.0%)
Berkshire Hathaway Energy Co.
4.500%, 2/1/45 (x)	1,770,000	1,617,072
2.850%, 5/15/51	82,000	55,808
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	8,335,000	7,445,213
4.500%, 5/15/58	431,000	374,503
Series 05-A
5.300%, 3/1/35	34,000	34,349
Series 08-B
6.750%, 4/1/38	4,025,000	4,634,981
Series E
4.650%, 12/1/48	61,000	55,423
Consumers Energy Co.
3.950%, 5/15/43	854,000	737,035
3.750%, 2/15/50	793,000	656,769
3.100%, 8/15/50	215,000	158,926
Dominion Energy, Inc.
Series A
4.600%, 3/15/49	459,000	404,359
NiSource, Inc.
5.650%, 2/1/45	4,981,000	5,091,909
San Diego Gas & Electric Co.
2.950%, 8/15/51	2,526,000	1,704,468
Sempra
3.800%, 2/1/38	2,230,000	1,921,601
4.000%, 2/1/48	912,000	751,108
Southern Co. Gas Capital Corp.
3.950%, 10/1/46	160,000	124,752

		25,768,276

Water Utilities (0.1%)
American Water Capital Corp.
4.300%, 9/1/45	1,417,000	1,252,665
4.150%, 6/1/49	2,197,000	1,899,801

		3,152,466

Total Utilities		149,986,426

Total Corporate Bonds		1,290,183,544

Foreign Government Securities (2.8%)
Hungary Government Bond
7.625%, 3/29/41	68,000	81,304
Italian Republic Government Bond
4.000%, 10/17/49	437,000	326,907
3.875%, 5/6/51	5,199,000	3,714,366
Oriental Republic of Uruguay
5.750%, 10/28/34	230,000	248,975
7.625%, 3/21/36	377,768	469,377
Republic of Chile
3.100%, 5/7/41	10,909,000	8,263,567
4.340%, 3/7/42	3,800,000	3,385,563
4.000%, 1/31/52	1,800,000	1,477,688
5.330%, 1/5/54	800,000	795,250
3.100%, 1/22/61	2,453,000	1,635,844
Republic of Indonesia
3.050%, 3/12/51	7,300,000	5,559,406
5.450%, 9/20/52 (x)	2,800,000	2,975,875
3.350%, 3/12/71	485,000	353,595
Republic of Panama
6.700%, 1/26/36	368,000	364,550
Republic of Peru
3.000%, 1/15/34	370,000	311,494
3.550%, 3/10/51	7,084,000	5,359,489

See Notes to Financial Statements.

1216

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
2.780%, 12/1/60	$635,000	$395,089
3.600%, 1/15/72	7,340,000	5,167,360
3.230%, 7/28/21	577,000	358,641
Republic of Philippines
2.650%, 12/10/45	408,000	288,405
5.500%, 1/17/48 (x)	200,000	210,125
Republic of Poland
5.500%, 4/4/53	4,720,000	4,910,735
State of Israel Government Bond
3.875%, 7/3/50	3,436,000	2,651,699
4.500%, 4/3/20	950,000	741,266
United Mexican States
6.350%, 2/9/35	5,200,000	5,438,875
4.280%, 8/14/41	10,597,000	8,742,525
5.550%, 1/21/45 (x)	615,000	585,595
5.000%, 4/27/51 (x)	5,064,000	4,385,108
4.400%, 2/12/52	3,800,000	3,005,563
3.771%, 5/24/61	6,010,000	4,062,384

Total Foreign Government Securities		76,266,620

Municipal Bonds (1.9%)
Alabama Federal Aid Highway Finance Authority
2.650%, 9/1/37	4,910,000	3,877,904
American Municipal Power, Inc.
8.084%, 2/15/50	2,995,000	4,047,880
Charlotte-Mecklenburg Hospital Authority (The)
3.204%, 1/15/51	1,860,000	1,397,018
City of Chicago
7.750%, 1/1/42	1,000,000	1,026,101
Commonwealth of Massachusetts
2.663%, 9/1/39	1,166,095	947,061
2.900%, 9/1/49	1,615,000	1,180,107
County of Los Angeles Unified School District, General Obligation Bonds,
Series 2009-KRY 5.750%, 7/1/34	2,165,000	2,298,355
Dallas Fort Worth TX International Airport Joint Revenue Refunding Bonds,
Series 2019A 2.994%, 11/1/38	2,000,000	1,671,476
Golden State Tobacco Securitization Corp., ST APPROP
2.746%, 6/1/34	3,200,000	2,693,798
3.115%, 6/1/38	3,040,000	2,466,732
Kansas Development Finance Authority, BAM
2.774%, 5/1/51	4,900,000	3,484,554
Metropolitan Transportation Authority
5.175%, 11/15/49	580,000	565,478
Metropolitan Transportation Authority, Revenue Bonds,
Series 2010A 6.668%, 11/15/39	150,000	165,286
Michigan Finance Authority
3.384%, 12/1/40	1,825,000	1,493,062
Port Authority of New York & New Jersey
4.229%, 10/15/57	1,470,000	1,297,039
4.458%, 10/1/62	3,900,000	3,558,611
Rutgers The State University of New Jersey
3.915%, 5/1/19	15,000	11,098
State of California
7.625%, 3/1/40	4,735,000	5,942,884
7.600%, 11/1/40	2,980,000	3,794,249
State of California, Various Purposes, General Obligation Bonds,
Series 2009 7.550%, 4/1/39	5,170,000	6,527,686
State of Illinois
6.725%, 4/1/35	456,923	481,305
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds,
Series 2010F
5.140%, 8/1/40	1,100,000	1,131,970
Texas Transportation Commission
2.472%, 10/1/44	745,000	532,294

Total Municipal Bonds		50,591,948

Supranational (0.1%)
European Investment Bank
4.875%, 2/15/36	2,846,000	3,041,647
Inter-American Development Bank
3.200%, 8/7/42	31,000	26,105
4.375%, 1/24/44	27,000	26,739

Total Supranational		3,094,491

U.S. Government Agency Securities (0.5%)
FHLB
5.500%, 7/15/36	4,730,000	5,317,608
FNMA
5.625%, 7/15/37	5,251,000	5,979,940
Tennessee Valley Authority
6.150%, 1/15/38	1,439,000	1,699,685
5.250%, 9/15/39	172,000	183,372
4.250%, 9/15/65	1,226,000	1,123,028

Total U.S. Government Agency Securities		14,303,633

U.S. Treasury Obligations (45.1%)
U.S. Treasury Bonds
1.125%, 5/15/40	42,718,500	27,600,158
1.125%, 8/15/40	16,074,000	10,287,360
1.375%, 11/15/40	11,115,000	7,393,212
1.875%, 2/15/41	114,567,700	82,596,151
4.750%, 2/15/41	11,721,200	12,702,851
2.250%, 5/15/41	138,482,700	105,744,531
1.750%, 8/15/41	28,012,800	19,534,552
2.000%, 11/15/41	105,382,800	76,419,001
4.000%, 11/15/42	18,874,700	18,393,986
3.875%, 2/15/43	8,902,300	8,514,216
3.625%, 8/15/43	26,270,600	24,214,106
4.375%, 8/15/43	10,445,000	10,696,333
3.625%, 2/15/44	404,600	371,600
3.000%, 11/15/45	228,900	188,807
2.500%, 2/15/46	312,000	234,731
2.875%, 11/15/46	22,082,000	17,731,157
3.000%, 2/15/47	26,891,900	22,047,157
3.000%, 5/15/47	45,366,900	37,172,504
2.750%, 8/15/47	24,998,000	19,529,688
2.750%, 11/15/47	17,383,000	13,577,754
3.000%, 2/15/48	21,407,600	17,500,713
3.125%, 5/15/48	21,211,700	17,725,027
3.375%, 11/15/48	145,685,900	127,361,353
3.000%, 2/15/49	40,365,000	32,966,854

See Notes to Financial Statements.

1217

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
2.875%, 5/15/49	$1,346,800	$1,074,073
2.375%, 11/15/49	135,620,200	97,604,163
1.250%, 5/15/50	16,592,300	8,977,991
1.875%, 2/15/51	8,507,000	5,415,237
2.375%, 5/15/51	140,146,400	100,357,968
2.000%, 8/15/51	19,230,000	12,601,659
1.875%, 11/15/51	28,538,000	18,108,254
2.250%, 2/15/52	15,975,100	11,112,679
2.875%, 5/15/52	80,347,100	64,189,804
3.000%, 8/15/52	11,907,000	9,769,322
4.000%, 11/15/52	42,346,800	41,936,565
3.625%, 2/15/53	100,406,400	93,064,182
3.625%, 5/15/53	17,789,900	16,514,032
4.125%, 8/15/53	21,481,000	21,806,572

Total U.S. Treasury Obligations		1,213,036,303

Total Long-Term Debt Securities (99.0%) (Cost $3,170,884,438)		2,662,882,023

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (0.4%)
BlackRock Liquidity FedFund, Institutional Shares
5.26% (7 day yield) (xx)	419,291	419,291
Dreyfus Treasury Obligations Cash Management Fund
5.25% (7 day yield) (xx)	4,160,435	4,160,435
Goldman Sachs Financial Square Government Fund
5.24% (7 day yield) (xx)	1,000,000	1,000,000
Invesco Government & Agency Portfolio, Institutional Shares
5.29% (7 day yield) (xx)	505,050	505,050
JPMorgan Prime Money Market Fund, IM Shares
5.66% (7 day yield)	5,262,110	5,266,319

Total Investment Companies		11,351,095

Total Short-Term Investments (0.4%) (Cost $11,348,488)		11,351,095

Total Investments in Securities (99.4%) (Cost $3,182,232,926)		2,674,233,118
Other Assets Less Liabilities (0.6%)		16,926,294

Net Assets (100%)		$2,691,159,412

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $886,579 or 0.0% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $5,937,520. This was collateralized by cash of $6,084,776 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

BAM	—	Build America Mutual Assurance Co.
CME	—	Chicago Mercantile Exchange
FHLB	—	Federal Home Loan Bank
FNMA	—	Federal National Mortgage Association
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
ST APPROP	—	State Appropriation

See Notes to Financial Statements.

1218

EQ ADVISORS TRUST

EQ/LONG-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$15,405,484	$—	$15,405,484
Corporate Bonds
Communication Services	—	179,719,537	—	179,719,537
Consumer Discretionary	—	64,132,924	—	64,132,924
Consumer Staples	—	101,385,346	—	101,385,346
Energy	—	98,255,414	—	98,255,414
Financials	—	200,303,946	—	200,303,946
Health Care	—	208,642,302	—	208,642,302
Industrials	—	108,015,045	—	108,015,045
Information Technology	—	118,888,042	—	118,888,042
Materials	—	40,271,780	—	40,271,780
Real Estate	—	20,582,782	—	20,582,782
Utilities	—	149,986,426	—	149,986,426
Foreign Government Securities	—	76,266,620	—	76,266,620
Municipal Bonds	—	50,591,948	—	50,591,948
Short-Term Investments
Investment Companies	11,351,095	—	—	11,351,095
Supranational	—	3,094,491	—	3,094,491
U.S. Government Agency Securities	—	14,303,633	—	14,303,633
U.S. Treasury Obligations	—	1,213,036,303	—	1,213,036,303

Total Assets	$11,351,095	$2,662,882,023	$—	$2,674,233,118

Total Liabilities	$—	$—	$—	$—

Total	$11,351,095	$2,662,882,023	$—	$2,674,233,118

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$398,825,833
Long-term U.S. government debt securities	932,586,386

$1,331,412,219

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$249,964,807
Long-term U.S. government debt securities	644,117,311

$894,082,118

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,091,880
Aggregate gross unrealized depreciation	(539,785,210)

Net unrealized depreciation	$(514,693,330)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$3,188,926,448

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $3,182,232,926)	$2,674,233,118
Cash	779,487
Dividends, interest and other receivables	27,849,285
Receivable for securities sold	16,803,224
Receivable for Portfolio shares sold	491,633
Securities lending income receivable	4,291
Other assets	24,345

Total assets	2,720,185,383

LIABILITIES
Payable for securities purchased	19,423,444
Payable for return of collateral on securities loaned	6,084,776
Payable for Portfolio shares repurchased	2,608,987
Investment management fees payable	630,253
Administrative fees payable	208,975
Distribution fees payable – Class IB	16
Accrued expenses	69,520

Total liabilities	29,025,971

Commitments and contingent liabilities^
NET ASSETS	$2,691,159,412

Net assets were comprised of:
Paid in capital	$3,572,745,098
Total distributable earnings (loss)	(881,585,686)

Net assets	$2,691,159,412

Class IB
Net asset value, offering and redemption price per share, $76,128 / 10,656 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.14

Class K
Net asset value, offering and redemption price per share, $2,691,083,284 / 376,629,550 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.15

(x)	Includes value of securities on loan of $5,937,520.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$94,050,777
Dividends	590,568
Securities lending (net)	78,279

Total income	94,719,624

EXPENSES
Investment management fees	7,892,986
Administrative fees	2,151,088
Professional fees	159,355
Printing and mailing expenses	144,335
Trustees’ fees	80,302
Custodian fees	46,200
Distribution fees – Class IB	181
Miscellaneous	81,575

Gross expenses	10,556,022
Less: Waiver from investment manager	(1,364,236)

Net expenses	9,191,786

NET INVESTMENT INCOME (LOSS)	85,527,838

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	(189,298,462)

Net change in unrealized appreciation (depreciation) on investments in securities	273,400,381

NET REALIZED AND UNREALIZED GAIN (LOSS)	84,101,919

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$169,629,757

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$85,527,838	$74,434,526
Net realized gain (loss)	(189,298,462)	(183,871,978)
Net change in unrealized appreciation (depreciation)	273,400,381	(775,504,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	169,629,757	(884,941,460)

Distributions to shareholders:
Class IB	(2,261)	(2,306)
Class K	(85,552,991)	(76,477,323)

Total distributions to shareholders	(85,555,252)	(76,479,629)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares issued in reinvestment of dividends and distributions [ 318 and 316 shares, respectively ]	2,261	2,306

Total Class IB transactions	2,261	2,306

Class K
Capital shares sold [ 103,366,458 and 18,021,009 shares, respectively ]	712,087,064	134,285,997
Capital shares issued in reinvestment of dividends and distributions [ 12,039,845 and 10,476,908 shares, respectively ]	85,552,991	76,477,323
Capital shares repurchased [ (52,294,397) and (58,998,305) shares , respectively]	(361,562,010)	(457,567,787)

Total Class K transactions	436,078,045	(246,804,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	436,080,306	(246,802,161)

TOTAL INCREASE (DECREASE) IN NET ASSETS	520,154,811	(1,208,223,250)
NET ASSETS:
Beginning of year	2,171,004,601	3,379,227,851

End of year	$2,691,159,412	$2,171,004,601

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,		August 2, 2021* to December 31, 2021
Class IB	2023	2022
Net asset value, beginning of period	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24	0.21	0.07
Net realized and unrealized gain (loss)	0.20	(2.88)	(0.23)

Total from investment operations	0.44	(2.67)	(0.16)

Less distributions:
Dividends from net investment income	(0.22)	(0.22)	(0.02)
Distributions from net realized gains	—	(0.01)	—	#

Total dividends and distributions	(0.22)	(0.23)	(0.02)

Net asset value, end of period	$7.14	$6.92	$9.82

Total return (b)	6.35%	(27.31)%	(1.58)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$76	$72	$98
Ratio of expenses to average net assets:
After waivers (a)(f)	0.65%	0.65%	0.65%
Before waivers (a)(f)	0.71%	0.70%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.46%	2.67%	1.69	%(l)
Before waivers (a)(f)	3.40%	2.62%	0.64	%(l)
Portfolio turnover rate^	39%	49%	10	%(z)

	Year Ended December 31,		August 2, 2021* to December 31, 2021
Class K	2023	2022
Net asset value, beginning of period	$6.92	$9.82	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26	0.23	0.08
Net realized and unrealized gain (loss)	0.21	(2.88)	(0.23)

Total from investment operations	0.47	(2.65)	(0.15)

Less distributions:
Dividends from net investment income	(0.24)	(0.24)	(0.03)
Distributions from net realized gains	—	(0.01)	—	#

Total dividends and distributions	(0.24)	(0.25)	(0.03)

Net asset value, end of period	$7.15	$6.92	$9.82

Total return (b)	6.76%	(27.12)%	(1.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,691,083	$2,170,933	$3,379,129
Ratio of expenses to average net assets:
After waivers (a)(f)	0.40%	0.40%	0.40%
Before waivers (a)(f)	0.46%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	3.72%	2.91%	2.02	%(l)
Before waivers (a)(f)	3.66%	2.85%	1.98	%(l)
Portfolio turnover rate^	39%	49%	10	%(z)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

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EQ/LOOMIS SAYLES GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Loomis, Sayles & Company L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class IA Shares	43.64%	15.65%	13.25%
Portfolio – Class IB Shares	43.89	15.66	13.24
Portfolio – Class K Shares*	44.03	15.94	14.24
Russell 3000® Growth Index	41.21	18.85	14.33

* Date of inception 2/9/15. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 43.89% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 3000® Growth Index, which returned 41.21% over the same period.

Portfolio Highlights

What helped performance during the year:

•	NVIDIA Corp., Meta Platforms, Inc., Amazon.com, Inc., Alphabet, Inc., and Netflix, Inc. were the five largest contributors to performance during the period.

•

Stock selection in the Information Technology, Communication Services, Consumer Staples, and Industrials sectors, as well as allocations to the Communication Services, Industrials, and Consumer Discretionary sectors, contributed positively to relative performance.

What hurt performance during the year:

•	Alnylam Pharmaceuticals, Inc., Illumina, Inc., Doximity, Inc., Yum China Holdings, Inc. and Under Armour, Inc. were the five lowest contributors to performance.

•

Stock selection in the Consumer Discretionary, Health Care, and Financials sectors, as well as allocations to the Information Technology, Health Care, Financials, and Consumer Staples sectors, detracted from relative performance.

Portfolio Positioning and Outlook — Loomis, Sayles & Company L.P.

Our investment process is characterized by bottom-up, fundamental research and a long-term investment time horizon. The nature of the process leads to a lower turnover Portfolio where sector positioning is the result of stock selection. At period end, we were overweight in the Communication Services, Financials, Health Care, Consumer Staples, Industrials, and Consumer Discretionary sectors. We were underweight in the Information Technology sector. We held no positions in the Real Estate, Materials, Energy, or Utilities sectors.

Over the long term, we believe that markets are efficient. Near term, however, we believe innate behavioral biases, such as herding, overconfidence or loss aversion, influence investment decisions and create asset pricing anomalies. These pricing inefficiencies converge toward intrinsic value over time. Market efficiency is thereby dynamic, existing along a continuum between fully efficient and inefficient pricing. Therefore, we attempt to identify intrinsic value and exploit the long-term differential between this value and the market’s current perception. We look to invest in those few high-quality businesses with sustainable competitive advantages and profitable growth when they trade at a significant discount to intrinsic value.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	27.2%
Communication Services	19.7
Consumer Discretionary	15.6
Health Care	14.3
Financials	10.6
Industrials	7.2
Consumer Staples	4.8
Investment Companies	2.8
Cash and Other	(2.2)

100.0%

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UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,094.60	$5.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class IB
Actual	1,000.00	1,094.90	5.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class K
Actual	1,000.00	1,096.70	4.23
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.05%, 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (19.7%)
Entertainment (6.9%)
Netflix, Inc.*	77,053	$37,515,564
Walt Disney Co. (The)*	218,961	19,769,989

		57,285,553

Interactive Media & Services (12.8%)
Alphabet, Inc., Class A*	220,900	30,857,521
Alphabet, Inc., Class C*	82,009	11,557,528
Meta Platforms, Inc., Class A*	179,763	63,628,912

		106,043,961

Total Communication Services		163,329,514

Consumer Discretionary (15.6%)
Automobile Components (0.9%)
Mobileye Global, Inc., Class A (x)*	182,448	7,903,647

Automobiles (3.9%)
Tesla, Inc.*	130,522	32,432,107

Broadline Retail (6.6%)
Alibaba Group Holding Ltd. (ADR)	88,301	6,844,211
Amazon.com, Inc.*	313,443	47,624,529

		54,468,740

Hotels, Restaurants & Leisure (3.5%)
Starbucks Corp.	143,874	13,813,343
Yum China Holdings, Inc.	181,282	7,691,795
Yum! Brands, Inc.	57,208	7,474,797

		28,979,935

Textiles, Apparel & Luxury Goods (0.7%)
Under Armour, Inc., Class A*	675,871	5,940,906

Total Consumer Discretionary		129,725,335

Consumer Staples (4.8%)
Beverages (4.8%)
Boston Beer Co., Inc. (The), Class A*	23,367	8,075,402
Monster Beverage Corp.*	551,023	31,744,435

Total Consumer Staples		39,819,837

Financials (10.6%)
Capital Markets (4.4%)
FactSet Research Systems, Inc.	26,895	12,830,260
MSCI, Inc.	22,251	12,586,278
SEI Investments Co.	167,870	10,668,138

		36,084,676

Financial Services (6.2%)
Block, Inc., Class A*	129,427	10,011,179
PayPal Holdings, Inc.*	120,887	7,423,671
Visa, Inc., Class A	131,838	34,324,023

		51,758,873

Total Financials		87,843,549

Health Care (14.3%)
Biotechnology (5.5%)
Alnylam Pharmaceuticals, Inc.*	97,289	18,622,087
CRISPR Therapeutics AG (x)*	110,070	6,890,382
Regeneron Pharmaceuticals, Inc.*	22,509	19,769,430

		45,281,899

Health Care Equipment & Supplies (1.0%)
Intuitive Surgical, Inc.*	25,316	8,540,606

Health Care Technology (3.1%)
Doximity, Inc., Class A*	410,159	11,500,858
Veeva Systems, Inc., Class A*	73,301	14,111,909

		25,612,767

Life Sciences Tools & Services (1.2%)
Illumina, Inc.*	72,779	10,133,748

Pharmaceuticals (3.5%)
Novartis AG (ADR)	68,114	6,877,471
Novo Nordisk A/S (ADR)	138,561	14,334,135
Roche Holding AG (ADR) (x)	205,888	7,459,322
Sandoz Group AG (ADR) (x)*	13,622	436,040

		29,106,968

Total Health Care		118,675,988

Industrials (7.2%)
Aerospace & Defense (5.2%)
Boeing Co. (The)*	165,272	43,079,799

Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	85,180	10,834,896

Machinery (0.7%)
Deere & Co.	13,993	5,595,381

Total Industrials		59,510,076

Information Technology (27.2%)
IT Services (1.7%)
Shopify, Inc., Class A*	177,318	13,813,072

Semiconductors & Semiconductor Equipment (10.8%)
ARM Holdings plc (ADR)(x)*	174,724	13,129,635
NVIDIA Corp.	124,788	61,797,513
QUALCOMM, Inc.	102,788	14,866,229

		89,793,377

Software (14.7%)
Autodesk, Inc.*	105,537	25,696,149
Microsoft Corp.	70,321	26,443,509
Oracle Corp.	305,396	32,197,900
Salesforce, Inc.*	72,364	19,041,863
Workday, Inc., Class A*	67,895	18,743,094

		122,122,515

Total Information Technology		225,728,964

Total Common Stocks (99.4%) (Cost $420,801,504)		824,633,263

SHORT-TERM INVESTMENTS:
Investment Companies (2.8%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	9,105,278	9,105,278
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,833,413	2,833,413

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	1,000,000	$1,000,000

Total Investment Companies		22,938,691

Total Short-Term Investments (2.8%) (Cost $22,938,691)		22,938,691

Total Investments in Securities (102.2%) (Cost $443,740,195)		847,571,954
Other Assets Less Liabilities (-2.2%)		(18,345,932)

Net Assets (100%)		$829,226,022

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $22,081,207. This was collateralized by $140,857 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.000%, maturing 1/15/24 - 11/15/53 and by cash of $22,938,691 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$163,329,514	$—	$—	$163,329,514
Consumer Discretionary	129,725,335	—	—	129,725,335
Consumer Staples	39,819,837	—	—	39,819,837
Financials	87,843,549	—	—	87,843,549
Health Care	118,675,988	—	—	118,675,988
Industrials	59,510,076	—	—	59,510,076
Information Technology	225,728,964	—	—	225,728,964
Short-Term Investments
Investment Companies	22,938,691	—	—	22,938,691

Total Assets	$847,571,954	$—	$—	$847,571,954

Total Liabilities	$—	$—	$—	$—

Total	$847,571,954	$—	$—	$847,571,954

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,392,435
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$131,919,601

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$451,951,658
Aggregate gross unrealized depreciation	(48,446,318)

Net unrealized appreciation	$403,505,340

Federal income tax cost of investments in securities and derivative instruments, if applicable	$444,066,614

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $443,740,195)	$847,571,954
Cash	5,757,276
Dividends, interest and other receivables	252,287
Receivable for Portfolio shares sold	148,267
Securities lending income receivable	11,832
Other assets	4,123

Total assets	853,745,739

LIABILITIES
Payable for return of collateral on securities loaned	22,938,691
Payable for Portfolio shares repurchased	902,802
Investment management fees payable	458,464
Distribution fees payable – Class IB	85,822
Administrative fees payable	64,782
Distribution fees payable – Class IA	25,050
Accrued expenses	44,106

Total liabilities	24,519,717

Commitments and contingent liabilities^
NET ASSETS	$829,226,022

Net assets were comprised of:
Paid in capital	$419,486,866
Total distributable earnings (loss)	409,739,156

Net assets	$829,226,022

Class IA
Net asset value, offering and redemption price per share, $119,745,577 / 11,703,247 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.23

Class IB
Net asset value, offering and redemption price per share, $413,982,935 / 40,133,772 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.32

Class K
Net asset value, offering and redemption price per share, $295,497,510 / 28,524,988 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.36

(x)	Includes value of securities on loan of $22,081,207.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $215,897 foreign withholding tax)	$3,261,476
Interest	300,686
Securities lending (net)	112,643

Total income	3,674,805

EXPENSES
Investment management fees	5,708,574
Distribution fees – Class IB	928,142
Administrative fees	714,124
Distribution fees – Class IA	276,725
Professional fees	85,494
Printing and mailing expenses	62,894
Custodian fees	55,900
Trustees’ fees	26,694
Miscellaneous	15,214

Gross expenses	7,873,761
Less: Waiver from investment manager	(559,553)

Net expenses	7,314,208

NET INVESTMENT INCOME (LOSS)	(3,639,403)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	42,279,626

Net change in unrealized appreciation (depreciation) on investments in securities	233,012,861

NET REALIZED AND UNREALIZED GAIN (LOSS)	275,292,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,653,084

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,639,403)	$(2,865,910)
Net realized gain (loss)	42,279,626	52,500,690
Net change in unrealized appreciation (depreciation)	233,012,861	(282,244,872)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,653,084	(232,610,092)

Distributions to shareholders:
Class IA	(4,919,070)	(10,334,317)
Class IB	(16,583,874)	(37,435,805)
Class K	(11,872,466)	(30,633,923)

Total distributions to shareholders	(33,375,410)	(78,404,045)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,327,371 and 4,292,579 shares, respectively ]	12,467,556	36,381,185
Capital shares issued in reinvestment of dividends and distributions [ 494,835 and 1,309,471 shares, respectively ]	4,919,070	10,334,317
Capital shares repurchased [ (2,572,990) and (1,445,206) shares , respectively]	(24,038,285)	(13,069,661)

Total Class IA transactions	(6,651,659)	33,645,841

Class IB
Capital shares sold [ 4,150,728 and 5,237,494 shares, respectively ]	38,693,746	46,504,313
Capital shares issued in reinvestment of dividends and distributions [ 1,654,773 and 4,702,642 shares, respectively ]	16,583,874	37,435,805
Capital shares repurchased [ (6,565,572) and (4,908,242) shares , respectively]	(61,497,486)	(44,976,756)

Total Class IB transactions	(6,219,866)	38,963,362

Class K
Capital shares sold [ 50,554 and 5,053,243 shares, respectively ]	474,265	43,951,586
Capital shares issued in reinvestment of dividends and distributions [ 1,179,779 and 3,842,800 shares, respectively ]	11,872,466	30,633,923
Capital shares repurchased [ (5,573,851) and (3,151,405) shares , respectively]	(53,452,999)	(28,535,019)

Total Class K transactions	(41,106,268)	46,050,490

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(53,977,793)	118,659,693

TOTAL INCREASE (DECREASE) IN NET ASSETS	184,299,881	(192,354,444)
NET ASSETS:
Beginning of year	644,926,141	837,280,585

End of year	$829,226,022	$644,926,141

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.43	$11.68	$11.09	$9.25	$7.45

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.05)	(0.06)	(0.03)	— #
Net realized and unrealized gain (loss)	3.28	(3.18)	1.84	2.86	2.32

Total from investment operations	3.23	(3.23)	1.78	2.83	2.32

Less distributions:
Dividends from net investment income	—	—	—	—	— #
Distributions from net realized gains	(0.43)	(1.02)	(1.19)	(0.99)	(0.52)

Total dividends and distributions	(0.43)	(1.02)	(1.19)	(0.99)	(0.52)

Net asset value, end of year	$10.23	$7.43	$11.68	$11.09	$9.25

Total return	43.64%	(27.94)%	16.22%	30.95%	31.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$119,746	$92,486	$96,906	$95,527	$81,449
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.12%	1.12%	1.11%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.57)%	(0.53)%	(0.51)%	(0.33)%	— %‡‡
Before waivers (f)	(0.64)%	(0.60)%	(0.57)%	(0.40)%	(0.07)%
Portfolio turnover rate^	5%	27%	8%	20%	7%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.48	$11.76	$11.16	$9.31	$7.49

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05)	(0.05)	(0.06)	(0.03)	— #
Net realized and unrealized gain (loss)	3.32	(3.21)	1.85	2.87	2.34

Total from investment operations	3.27	(3.26)	1.79	2.84	2.34

Less distributions:
Dividends from net investment income	—	—	—	—	— #
Distributions from net realized gains	(0.43)	(1.02)	(1.19)	(0.99)	(0.52)

Total dividends and distributions	(0.43)	(1.02)	(1.19)	(0.99)	(0.52)

Net asset value, end of year	$10.32	$7.48	$11.76	$11.16	$9.31

Total return	43.89%	(28.02)%	16.20%	30.86%	31.44%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$413,983	$306,054	$421,734	$385,668	$321,838
Ratio of expenses to average net assets:
After waivers (f)	1.05%	1.05%	1.05%	1.05%	1.05%
Before waivers (f)	1.12%	1.12%	1.11%	1.13%	1.13%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.57)%	(0.53)%	(0.51)%	(0.33)%	— %‡‡
Before waivers (f)	(0.64)%	(0.60)%	(0.57)%	(0.41)%	(0.07)%
Portfolio turnover rate^	5%	27%	8%	20%	7%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.50	$11.75	$11.12	$9.26	$7.45

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)	(0.03)	(0.03)	(0.01)	0.02
Net realized and unrealized gain (loss)	3.32	(3.20)	1.85	2.86	2.33

Total from investment operations	3.29	(3.23)	1.82	2.85	2.35

Less distributions:
Dividends from net investment income	—	—	—	—	(0.02)
Distributions from net realized gains	(0.43)	(1.02)	(1.19)	(0.99)	(0.52)

Total dividends and distributions	(0.43)	(1.02)	(1.19)	(0.99)	(0.54)

Net asset value, end of year	$10.36	$7.50	$11.75	$11.12	$9.26

Total return	44.03%	(27.77)%	16.54%	31.13%	31.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$295,498	$246,386	$318,641	$307,350	$261,754
Ratio of expenses to average net assets:
After waivers (f)	0.80%	0.80%	0.80%	0.80%	0.80%
Before waivers (f)	0.87%	0.87%	0.86%	0.88%	0.88%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.32)%	(0.28)%	(0.26)%	(0.08)%	0.26%
Before waivers (f)	(0.39)%	(0.35)%	(0.32)%	(0.16)%	0.18%
Portfolio turnover rate^	5%	27%	8%	20%	7%
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	14.23%	9.27%	6.10%
Portfolio – Class IB Shares	14.52	9.28	6.12
Portfolio – Class K Shares	14.66	9.55	6.37
MSCI ACWI ex USA Growth (Net) Index	14.03	7.49	4.55

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 14.52% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the MSCI ACWI ex USA Growth (Net) Index, which returned 14.03% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Stock selection within the Industrials sector contributed to performance relative to the benchmark, led by the Portfolio’s overweight positions in shares of diversified industrial manufacturer Rolls-Royce Holdings plc (United Kingdom), electronics company Hitachi, Ltd. (Japan), electrical distribution equipment manufacturer Schneider Electric SE (France) and locks manufacturer Assa Abloy AB (Sweden).

•

A combination of an underweight position and stock selection in the Communication Services sector bolstered relative returns. However, there were no individual stocks within this sector, either in the Portfolio or in the benchmark, that were among the Portfolio’s top relative contributors over the reporting period.

•

Elsewhere, the Portfolio’s overweight holdings of enterprise applications company SAP SE (Germany), banking services provider Grupo Financiero Banorte, S.A.B. de C.V. (Mexico) and industrial and medical gas supplier Air Liquide SA (France) strengthened relative results. An underweight position in shares of e-commerce platform manager Meituan (China) bolstered relative returns. Additionally, holding industrial gas supplier Linde plc (United States) and not owning shares of a poor-performing online direct sales company JD.com, Inc. (China) also positively impacted relative results.

•

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was another contributor to relative performance.

What hurt performance during the year:

•

Stock selection within the Health Care sector detracted from relative performance. Here, not owning shares of pharmaceutical company Novo Nordisk A/S (Denmark) hurt relative results. Additionally, holding of crop science and pharmaceuticals Bayer AG (Germany) and overweight positions in shares of pharmaceutical and diagnostic company Roche Holding AG (Switzerland) and sample and assay technologies for molecular diagnostics provider QIAGEN NV (Netherlands) weakened relative returns.

•

A combination of security selection and an overweight position in the Consumer Staples sector held back relative results, led by the Portfolio’s overweight holdings of premium drinks distributor Diageo plc (United Kingdom) and wine and alcoholic beverage producer Pernod Ricard SA (France).

•

Elsewhere, overweight holdings of insurance company AIA Group Ltd. (Hong Kong) and gold-focused royalty and streaming company Franco-Nevada Corp. (Canada) detracted from relative returns. Not owning shares of strong-performing cloud-based e-commerce platform operator Shopify, Inc. (Canada) and semiconductor production equipment manufacturer Tokyo Electron Ltd. (Japan) further hindered relative results.

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Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Industrials	$233,367,415	18.3%
Information Technology	187,523,237	14.7
Consumer Staples	179,999,358	14.1
Health Care	170,393,724	13.4
Materials	160,413,218	12.6
Consumer Discretionary	142,954,068	11.2
Financials	126,876,686	10.0
Communication Services	34,937,207	2.7
Energy	15,461,324	1.2
Utilities	4,605,279	0.4
Cash and Other	17,284,401	1.4

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,017.80	$5.59
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class IB
Actual	1,000.00	1,019.10	5.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60
Class K
Actual	1,000.00	1,018.90	4.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.92	4.33

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.10%, 1.10% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.5%)
Aristocrat Leisure Ltd.	298,798	$8,311,601
Flutter Entertainment plc*	96,241	17,100,699
Lottery Corp. Ltd. (The)	755,677	2,492,387
WiseTech Global Ltd.	73,011	3,749,910

		31,654,597

Brazil (0.3%)
Hypera SA*	554,217	4,065,125

Canada (5.7%)
Agnico Eagle Mines Ltd.	299,916	16,443,830
Canadian Pacific Kansas City Ltd.	156,967	12,419,471
Element Fleet Management Corp.	707,218	11,507,204
Franco-Nevada Corp.	112,485	12,459,472
RB Global, Inc.	293,137	19,616,209

		72,446,186

China (3.5%)
Alibaba Group Holding Ltd.	714,400	6,916,647
China Resources Gas Group Ltd.	1,404,700	4,605,279
Kingsoft Corp. Ltd.	1,050,000	3,240,699
Ping An Insurance Group Co. of China Ltd., Class H	1,195,000	5,409,906
Prosus NV	178,031	5,303,560
Tencent Holdings Ltd.	308,300	11,592,096
Yum China Holdings, Inc.(Hong Kong Stock exchange)	53,700	2,284,580
Yum China Holdings, Inc.(New York Stock exchange)	125,475	5,323,904

		44,676,671

France (13.2%)
Air Liquide SA	139,970	27,214,042
Capgemini SE	107,391	22,377,123
Dassault Systemes SE	306,469	14,965,871
EssilorLuxottica SA	132,565	26,576,276
Kering SA	22,387	9,860,937
LVMH Moet Hennessy Louis Vuitton SE	51,359	41,593,483
Pernod Ricard SA	116,388	20,525,724
Sodexo SA	49,003	5,389,129

		168,502,585

Germany (9.4%)
Bayer AG (Registered)	278,294	10,331,898
Deutsche Boerse AG	77,039	15,861,304
GEA Group AG	278,784	11,599,610
Merck KGaA	69,282	11,021,325
SAP SE	358,083	55,137,243
Symrise AG, Class A	138,664	15,252,704

		119,204,084

Hong Kong (2.1%)
AIA Group Ltd.	3,140,569	27,369,626

India (3.6%)
HDFC Bank Ltd.	798,335	16,398,180
ITC Ltd.	858,572	4,767,795
Kotak Mahindra Bank Ltd.	269,876	6,188,285
Reliance Industries Ltd.	365,282	11,347,112
UPL Ltd.	1,006,403	7,102,314

		45,803,686

Ireland (0.4%)
Kingspan Group plc	58,796	5,088,775

Japan (9.8%)
Chugai Pharmaceutical Co. Ltd.	237,700	9,005,627
Hitachi Ltd.	654,300	47,193,128
Kose Corp.	28,200	2,115,000
LY Corp.	2,427,800	8,604,054
Mitsubishi Heavy Industries Ltd.	85,400	4,991,358
Nitto Denko Corp.	167,700	12,547,766
Nomura Research Institute Ltd.	320,400	9,318,868
Oracle Corp.	101,100	7,794,021
Resonac Holdings Corp.	361,000	7,194,397
Sugi Holdings Co. Ltd.	106,800	4,909,770
Terumo Corp.	323,900	10,617,488

		124,291,477

Macau (0.2%)
Sands China Ltd.*	1,081,200	3,163,914

Mexico (1.1%)
Grupo Financiero Banorte SAB de CV, Class O	1,367,633	13,780,225

Netherlands (4.5%)
Akzo Nobel NV	143,692	11,868,606
ASML Holding NV	18,761	14,118,829
Heineken NV	309,360	31,399,162

		57,386,597

Peru (0.9%)
Credicorp Ltd.	76,357	11,448,205

Singapore (1.6%)
DBS Group Holdings Ltd.	642,700	16,270,208
Singapore Technologies Engineering Ltd.	1,344,200	3,962,067

		20,232,275

South Korea (1.8%)
Amorepacific Corp.*	85,037	9,574,008
NAVER Corp.	47,838	8,320,298
SK Hynix, Inc.	49,985	5,491,791

		23,386,097

Spain (2.3%)
Amadeus IT Group SA	412,877	29,572,016

Sweden (2.0%)
Assa Abloy AB, Class B	866,548	24,941,269

Switzerland (3.9%)
Alcon, Inc.	50,016	3,903,514
Novartis AG (Registered)	214,673	21,662,562
Sika AG (Registered)	38,555	12,546,821
Sonova Holding AG (Registered)	34,656	11,306,826

		49,419,723

Taiwan (4.3%)
Delta Electronics, Inc.	1,211,000	12,370,229
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	405,763	42,199,352

		54,569,581

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Thailand (0.6%)
Advanced Info Service PCL	500,200	$3,180,060
Kasikornbank PCL	1,124,300	4,446,803

		7,626,863

United Kingdom (7.1%)
Burberry Group plc	312,549	5,641,211
Diageo plc	648,762	23,617,534
London Stock Exchange Group plc	82,090	9,703,944
Ocado Group plc*	157,641	1,523,907
Reckitt Benckiser Group plc	346,514	23,939,277
Rolls-Royce Holdings plc*	6,970,879	26,629,637

		91,055,510

United States (17.8%)
Experian plc	420,134	17,147,472
Haleon plc	1,991,128	8,163,449
Linde plc	91,995	37,783,266
Nestle SA (Registered)	426,638	49,463,732
QIAGEN NV*	281,280	12,234,451
Roche Holding AG	170,854	49,668,632
Schneider Electric SE	240,543	48,271,215
Tenaris SA	236,698	4,114,212

		226,846,429

Total Investments in Securities (98.6%) (Cost $835,601,158)		1,256,531,516
Other Assets Less Liabilities (1.4%)		17,284,401

Net Assets (100%)		$1,273,815,917

*	Non-income producing.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$31,654,597	$—	$31,654,597
Brazil	—	4,065,125	—	4,065,125
Canada	72,446,186	—	—	72,446,186
China	5,323,904	39,352,767	—	44,676,671
France	—	168,502,585	—	168,502,585
Germany	—	119,204,084	—	119,204,084
Hong Kong	—	27,369,626	—	27,369,626
India	—	45,803,686	—	45,803,686
Ireland	—	5,088,775	—	5,088,775
Japan	—	124,291,477	—	124,291,477
Macau	—	3,163,914	—	3,163,914
Mexico	13,780,225	—	—	13,780,225
Netherlands	—	57,386,597	—	57,386,597
Peru	11,448,205	—	—	11,448,205
Singapore	—	20,232,275	—	20,232,275
South Korea	—	23,386,097	—	23,386,097
Spain	—	29,572,016	—	29,572,016
Sweden	—	24,941,269	—	24,941,269
Switzerland	—	49,419,723	—	49,419,723
Taiwan	42,199,352	12,370,229	—	54,569,581
Thailand	—	7,626,863	—	7,626,863
United Kingdom	—	91,055,510	—	91,055,510
United States	37,783,266	189,063,163	—	226,846,429

Total Assets	$182,981,138	$1,073,550,378	$—	$1,256,531,516

Total Liabilities	$—	$—	$—	$—

Total	$182,981,138	$1,073,550,378	$—	$1,256,531,516

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(14,023)	$(14,023)

Total	$(14,023)	$(14,023)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$38,219,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$188,241,416
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$310,312,439

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$474,520,695
Aggregate gross unrealized depreciation	(62,682,146)

Net unrealized appreciation	$411,838,549

Federal income tax cost of investments in securities and derivative instruments, if applicable	$844,692,967

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $835,601,158)	$1,256,531,516
Cash	15,054,339
Dividends, interest and other receivables	4,491,962
Receivable for Portfolio shares sold	528,241
Other assets	8,168

Total assets	1,276,614,226

LIABILITIES
Accrued India taxes	1,152,729
Investment management fees payable	736,037
Payable for Portfolio shares repurchased	473,039
Distribution fees payable – Class IB	128,701
Administrative fees payable	99,420
Distribution fees payable – Class IA	12,720
Foreign currency overdraft payable	758
Accrued expenses	194,905

Total liabilities	2,798,309

Commitments and contingent liabilities^
NET ASSETS	$1,273,815,917

Net assets were comprised of:
Paid in capital	$857,272,398
Total distributable earnings (loss)	416,543,519

Net assets	$1,273,815,917

Class IA
Net asset value, offering and redemption price per share, $61,032,543 / 8,390,590 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.27

Class IB
Net asset value, offering and redemption price per share, $620,847,875 / 85,097,596 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.30

Class K
Net asset value, offering and redemption price per share, $591,935,499 / 81,265,704 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.28

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $2,978,826 foreign withholding tax)	$23,800,616
Interest	671,958

Total income	24,472,574

EXPENSES
Investment management fees	10,430,278
Distribution fees – Class IB	1,465,995
Administrative fees	1,176,856
Custodian fees	315,900
Distribution fees – Class IA	153,791
Professional fees	152,565
Printing and mailing expenses	122,541
Trustees’ fees	45,046
Miscellaneous	32,384

Gross expenses	13,895,356
Less: Waiver from investment manager	(1,588,900)

Net expenses	12,306,456

NET INVESTMENT INCOME (LOSS)	12,166,118

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities (net of India tax of $592,241 on realized gain on investments)	26,714,885
Forward foreign currency contracts	(14,023)
Foreign currency transactions	124,295

Net realized gain (loss)	26,825,157

Change in unrealized appreciation (depreciation) on:
Investments in securities (net of India tax of $(291,523) on unrealized depreciation on investments)	134,055,745
Foreign currency translations	222,620

Net change in unrealized appreciation (depreciation)	134,278,365

NET REALIZED AND UNREALIZED GAIN (LOSS)	161,103,522

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$173,269,640

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,166,118	$11,231,932
Net realized gain (loss)	26,825,157	59,067,421
Net change in unrealized appreciation (depreciation)	134,278,365	(263,192,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	173,269,640	(192,892,794)

Distributions to shareholders:
Class IA	(2,978,732)	(2,695,572)
Class IB	(29,736,705)	(24,629,966)
Class K	(29,902,111)	(32,505,347)

Total distributions to shareholders	(62,617,548)	(59,830,885)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 372,520 and 3,610,819 shares, respectively ]	2,706,656	25,213,893
Capital shares issued in reinvestment of dividends and distributions [ 427,567 and 391,624 shares, respectively ]	2,978,732	2,695,572
Capital shares repurchased [ (1,376,509) and (862,305) shares , respectively]	(9,942,815)	(6,096,170)

Total Class IA transactions	(4,257,427)	21,813,295

Class IB
Capital shares sold [ 6,960,430 and 6,653,676 shares, respectively ]	50,261,774	46,872,500
Capital shares issued in connection with merger (Note 8) [ 0 and 23,197,788 shares, respectively ]	—	162,120,470
Capital shares issued in reinvestment of dividends and distributions [ 4,253,663 and 3,576,377 shares, respectively ]	29,736,705	24,629,966
Capital shares repurchased [ (6,417,263) and (8,322,211) shares , respectively]	(46,435,240)	(57,953,609)

Total Class IB transactions	33,563,239	175,669,327

Class K
Capital shares sold [ 2,892,744 and 5,013,376 shares, respectively ]	20,257,359	33,393,254
Capital shares issued in reinvestment of dividends and distributions [ 4,275,776 and 4,743,889 shares, respectively ]	29,902,111	32,505,347
Capital shares repurchased [ (20,247,529) and (9,374,344) shares , respectively]	(147,936,215)	(66,094,423)

Total Class K transactions	(97,776,745)	(195,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(68,470,933)	197,286,800

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,181,159	(55,436,879)
NET ASSETS:
Beginning of year	1,231,634,758	1,287,071,637

End of year	$1,273,815,917	$1,231,634,758

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$6.70	$8.29	$8.64	$8.22	$6.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.06	0.03	0.03	0.09
Net realized and unrealized gain (loss)	0.87	(1.31)	0.75	1.21	1.73

Total from investment operations	0.93	(1.25)	0.78	1.24	1.82

Less distributions:
Dividends from net investment income	(0.09)	(0.06)	(0.02)	(0.04)	(0.10)
Distributions from net realized gains	(0.27)	(0.28)	(1.11)	(0.78)	(0.24)

Total dividends and distributions	(0.36)	(0.34)	(1.13)	(0.82)	(0.34)

Net asset value, end of year	$7.27	$6.70	$8.29	$8.64	$8.22

Total return	14.23%	(15.11)%	9.38%	15.45%	27.24%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$61,033	$60,037	$48,311	$45,655	$42,215
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.10%	1.15%	1.15%
Before waivers (f)	1.23%	1.22%	1.22%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.84%	0.84%	0.32%	0.43%	1.17%
Before waivers (f)	0.72%	0.72%	0.20%	0.35%	1.09%
Portfolio turnover rate^	15%	14%	16%	21%	7%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$6.71	$8.31	$8.66	$8.24	$6.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06	0.06	0.03	0.03	0.09
Net realized and unrealized gain (loss)	0.89	(1.32)	0.75	1.21	1.73

Total from investment operations	0.95	(1.26)	0.78	1.24	1.82

Less distributions:
Dividends from net investment income	(0.09)	(0.06)	(0.02)	(0.04)	(0.10)
Distributions from net realized gains	(0.27)	(0.28)	(1.11)	(0.78)	(0.24)

Total dividends and distributions	(0.36)	(0.34)	(1.13)	(0.82)	(0.34)

Net asset value, end of year	$7.30	$6.71	$8.31	$8.66	$8.24

Total return	14.52%	(15.20)%	9.35%	15.41%	27.16%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$620,848	$539,166	$458,875	$396,055	$346,565
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.10%	1.10%	1.15%	1.15%
Before waivers (f)	1.23%	1.22%	1.22%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.83%	0.85%	0.31%	0.42%	1.17%
Before waivers (f)	0.70%	0.73%	0.19%	0.35%	1.09%
Portfolio turnover rate^	15%	14%	16%	21%	7%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$6.70	$8.30	$8.64	$8.23	$6.74

Income (loss) from investment operations:
Net investment income (loss) (e)	0.08	0.08	0.05	0.06	0.11
Net realized and unrealized gain (loss)	0.88	(1.32)	0.76	1.19	1.74

Total from investment operations	0.96	(1.24)	0.81	1.25	1.85

Less distributions:
Dividends from net investment income	(0.11)	(0.08)	(0.04)	(0.06)	(0.12)
Distributions from net realized gains	(0.27)	(0.28)	(1.11)	(0.78)	(0.24)

Total dividends and distributions	(0.38)	(0.36)	(1.15)	(0.84)	(0.36)

Net asset value, end of year	$7.28	$6.70	$8.30	$8.64	$8.23

Total return	14.66%	(15.02)%	9.74%	15.54%	27.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$591,935	$632,432	$779,886	$801,458	$859,248
Ratio of expenses to average net assets:
After waivers (f)	0.85%	0.85%	0.85%	0.90%	0.90%
Before waivers (f)	0.98%	0.97%	0.97%	0.97%	0.98%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.11%	1.13%	0.57%	0.72%	1.47%
Before waivers (f)	0.99%	1.00%	0.45%	0.65%	1.39%
Portfolio turnover rate^	15%	14%	16%	21%	7%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	17.37%	8.29%	7.06%
MSCI EAFE® Index	18.24	8.16	6.51
MSCI EAFE® Value (Net) Index	18.95	7.08	5.39

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 17.37% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the MSCI EAFE® Index and the MSCI EAFE® Value (Net) Index, which returned 18.24% and 18.95%, respectively.

Portfolio Highlights

What helped performance during the year:

•

Stock selection in the Information Technology sector contributed to relative performance, led by the Portfolio’s positions in integrated circuits and electronic devices developer Cadence Design Systems, Inc., precision cutting, grinding and polishing machines manufacturer Disco Corp. (Japan) and microchip and electronics manufacturer Samsung Electronics Co. Ltd. (South Korea).

•

Security selection and an underweight position in the Real Estate sector also supported relative returns. However, there were no individual stocks within this sector, either in the Portfolio or in the benchmark, that were among the Portfolio’s top relative contributors over the reporting period.

•

An overweight position in the Industrials sector bolstered relative returns, led by the Portfolio’s holdings of electrical distribution equipment manufacturer Schneider Electric SE (France) and discount airline operator Ryanair Holdings plc (Ireland).

•

Elsewhere, not owning shares of tobacco distributor British American Tobacco plc (United Kingdom) and global mining company Anglo American plc (United Kingdom) supported relative results. Additionally, holdings of oil and gas exploration and production company Petroleo Brasileiro SA (Brazil), and overweight positions in strong-performing building materials producer CRH plc (Ireland) and investment management and banking firm UBS Group AG (Switzerland), further aided relative performance.

•

During the reporting period, the Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, was a contributor to relative performance.

What hurt performance during the year:

•

Stock selection and, to a lesser extent, an underweight position in the Financials sector detracted from performance relative to the benchmark. Within this sector, the Portfolio’s overweight position in international banking and financial services provider NatWest Group plc (United Kingdom) and not owning shares of strong-performing banking and financial services company HSBC Holdings plc (United Kingdom) held back relative returns.

•

An overweight position in the Consumer Staples sector also dampened relative results. Within this sector, the Portfolio’s holdings of alcoholic beverages producers Diageo plc (United Kingdom) and Pernod Ricard SA (France) and global food company Nestle SA (Switzerland) dampened relative results.

•

An underweight position and stock selection in the Consumer Discretionary sector further weakened relative performance. Here, not owning shares of car maker Toyota Motor Corp. (Japan) hindered relative returns.

•

Stocks in other sectors that dampened relative results included the Portfolio’s positions in gold-focused royalty and streaming company Franco-Nevada Corp. (Canada) and electronic products manufacturer Hirose Electric Co. Ltd. (Japan). Additionally, the Portfolio’s overweight position in pharmaceutical and diagnostic company Roche Holding AG (Switzerland) further weighed on relative results.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	Market Value	% of Net Assets
Industrials	$235,974,254	20.7%
Information Technology	218,004,040	19.2
Financials	197,035,008	17.3
Materials	133,209,090	11.7
Consumer Staples	123,744,606	10.9
Energy	78,927,872	6.9
Health Care	75,784,209	6.7
Consumer Discretionary	38,495,694	3.4
Real Estate	15,479,195	1.4
Cash and Other	20,160,343	1.8

		100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,043.70	$5.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.15%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (3.0%)
Glencore plc	2,464,658	$14,831,382
Woodside Energy Group Ltd.	923,954	19,556,260

		34,387,642

Brazil (1.7%)
Petroleo Brasileiro SA (ADR)	492,494	7,525,308
Wheaton Precious Metals Corp.	228,830	11,289,097

		18,814,405

Canada (3.4%)
Agnico Eagle Mines Ltd.	147,621	8,093,782
Franco-Nevada Corp.	275,275	30,491,009

		38,584,791

Denmark (1.4%)
Jyske Bank A/S (Registered)	75,561	5,415,837
Novozymes A/S, Class B	116,061	6,378,224
Sydbank A/S	96,505	4,195,932

		15,989,993

France (12.1%)
Capgemini SE	66,487	13,853,934
Cie de Saint-Gobain SA	47,045	3,462,009
Dassault Systemes SE	164,158	8,016,365
EssilorLuxottica SA	75,136	15,063,064
Legrand SA	276,384	28,711,239
L’Oreal SA	16,806	8,360,902
LVMH Moet Hennessy Louis Vuitton SE	6,472	5,241,399
Pernod Ricard SA	114,727	20,232,796
TotalEnergies SE	503,418	34,234,096

		137,175,804

Germany (10.1%)
adidas AG	40,332	8,199,634
Bayer AG (Registered)	179,805	6,675,411
Beiersdorf AG	71,813	10,758,019
Deutsche Boerse AG	118,998	24,500,103
GEA Group AG	250,215	10,410,915
Knorr-Bremse AG	114,700	7,445,436
LEG Immobilien SE*	41,991	3,676,955
SAP SE	122,766	18,903,379
Symrise AG, Class A	75,379	8,291,508
TAG Immobilien AG*	121,084	1,763,785
Vonovia SE	318,613	10,038,455
Zalando SE(m)*	153,194	3,627,592

		114,291,192

Ireland (4.1%)
AIB Group plc	4,829,893	20,688,006
Bank of Ireland Group plc	1,558,364	14,137,885
Ryanair Holdings plc (ADR)*	85,063	11,344,002

		46,169,893

Israel (0.3%)
Nice Ltd. (ADR)*	18,704	3,731,635

Japan (15.1%)
Chiba Bank Ltd. (The)	1,163,900	8,407,320
Disco Corp.	36,800	9,129,532
Ezaki Glico Co. Ltd.	158,700	4,699,096
Hachijuni Bank Ltd. (The)	397,900	2,217,234
Hirose Electric Co. Ltd.	101,600	11,503,858
Kose Corp.	31,700	2,377,500
Lion Corp.	341,900	3,172,880
M3, Inc.	178,500	2,953,479
Mebuki Financial Group, Inc.	1,508,600	4,588,926
Mitsubishi Electric Corp.	1,108,300	15,712,707
Nitto Denko Corp.	58,400	4,369,645
Nomura Research Institute Ltd.	306,600	8,917,494
North Pacific Bank Ltd.	596,600	1,502,078
Olympus Corp.	417,800	6,046,248
Resona Holdings, Inc.	3,662,100	18,609,182
Rohto Pharmaceutical Co. Ltd.	630,100	12,704,782
Shimadzu Corp.	580,000	16,215,319
SMC Corp.	28,800	15,474,383
Taisei Corp.	138,100	4,722,824
Toyo Suisan Kaisha Ltd.	263,800	13,620,312
Yokogawa Electric Corp.	276,400	5,271,203

		172,216,002

Netherlands (3.2%)
ASML Holding NV	11,149	8,390,322
Euronext NV(m)	136,845	11,881,659
Wolters Kluwer NV	115,911	16,468,445

		36,740,426

Norway (1.0%)
Aker BP ASA	389,387	11,325,294

Portugal (0.6%)
Galp Energia SGPS SA	426,906	6,286,914

South Korea (2.9%)
Samsung Electronics Co. Ltd.	535,019	32,610,444

Spain (3.0%)
Amadeus IT Group SA	215,607	15,442,695
CaixaBank SA	4,453,845	18,320,080

		33,762,775

Sweden (1.4%)
Epiroc AB, Class A	491,564	9,854,625
Svenska Cellulosa AB SCA, Class B	443,907	6,650,210

		16,504,835

Switzerland (7.1%)
Chocoladefabriken Lindt & Spruengli AG	363	4,354,878
Cie Financiere Richemont SA (Registered)	43,483	5,984,374
Givaudan SA (Registered)	2,359	9,772,018
Julius Baer Group Ltd.	123,381	6,916,847
Schindler Holding AG	40,231	10,059,544
SGS SA (Registered)	124,354	10,725,449
Sika AG (Registered)	30,866	10,044,616
UBS Group AG (Registered)	749,848	23,269,761

		81,127,487

Taiwan (2.1%)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	234,453	24,383,112

United Kingdom (7.5%)
Croda International plc	77,366	4,980,036
Diageo plc	466,235	16,972,821
Hiscox Ltd.	372,606	5,005,891
IMI plc	788,545	16,926,202
Intertek Group plc	192,438	10,415,060

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
NatWest Group plc	6,522,737	$18,241,370
Ocado Group plc*	446,266	4,314,029
Spirax-Sarco Engineering plc	64,297	8,609,496

		85,464,905

United States (18.2%)
Agilent Technologies, Inc.	112,643	15,660,756
Analog Devices, Inc.	87,790	17,431,583
ANSYS, Inc.*	23,183	8,412,647
Bruker Corp.	152,201	11,183,730
Cadence Design Systems, Inc.*	114,672	31,233,213
CRH plc	260,520	18,017,563
Experian plc	381,896	15,586,815
Haleon plc	4,449,531	18,242,685
Nestle SA (Registered)	33,931	3,933,906
Roche Holding AG	62,611	18,201,521
Schneider Electric SE	199,551	40,045,103
Willis Towers Watson plc	37,881	9,136,897

		207,086,419

Total Investments in Securities (98.2%) (Cost $917,282,782)		1,116,653,968
Other Assets Less Liabilities (1.8%)		20,160,343

Net Assets (100%)		$1,136,814,311

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $15,509,251 or 1.4% of net assets.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Australia	$—	$34,387,642	$—	$34,387,642
Brazil	18,814,405	—	—	18,814,405
Canada	38,584,791	—	—	38,584,791
Denmark	—	15,989,993	—	15,989,993
France	—	137,175,804	—	137,175,804
Germany	—	114,291,192	—	114,291,192
Ireland	11,344,002	34,825,891	—	46,169,893
Israel	3,731,635	—	—	3,731,635
Japan	—	172,216,002	—	172,216,002
Netherlands	—	36,740,426	—	36,740,426
Norway	—	11,325,294	—	11,325,294
Portugal	—	6,286,914	—	6,286,914
South Korea	—	32,610,444	—	32,610,444
Spain	—	33,762,775	—	33,762,775
Sweden	—	16,504,835	—	16,504,835
Switzerland	—	81,127,487	—	81,127,487
Taiwan	24,383,112	—	—	24,383,112

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
United Kingdom	$—	$85,464,905	$—	$85,464,905
United States	111,076,389	96,010,030	—	207,086,419

Total Assets	$207,934,334	$908,719,634	$—	$1,116,653,968

Total Liabilities	$—	$—	$—	$—

Total	$207,934,334	$908,719,634	$—	$1,116,653,968

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(17,417)	$(17,417)

Total	$(17,417)	$(17,417)

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$38,963,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$207,133,991
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$227,765,112

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$249,186,714
Aggregate gross unrealized depreciation	(50,589,587)

Net unrealized appreciation	$198,597,127

Federal income tax cost of investments in securities and derivative instruments, if applicable	$918,056,841

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $917,282,782)	$1,116,653,968
Cash	18,164,053
Foreign cash (Cost $13)	13
Dividends, interest and other receivables	3,482,179
Receivable for Portfolio shares sold	210,172
Receivable for securities sold	72,642
Other assets	12,839

Total assets	1,138,595,866

LIABILITIES
Investment management fees payable	711,718
Payable for Portfolio shares repurchased	379,421
Payable for securities purchased	303,565
Distribution fees payable – Class IB	236,400
Administrative fees payable	88,823
Accrued expenses	61,628

Total liabilities	1,781,555

Commitments and contingent liabilities^
NET ASSETS	$1,136,814,311

Net assets were comprised of:
Paid in capital	$923,718,123
Total distributable earnings (loss)	213,096,188

Net assets	$1,136,814,311

Class IB
Net asset value, offering and redemption price per share, $1,136,814,311 / 35,108,110 shares outstanding (unlimited amount authorized: $0.01 par value)	$32.38

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $2,616,619 foreign withholding tax)	$24,544,302
Interest	847,025

Total income	25,391,327

EXPENSES
Investment management fees	9,153,867
Distribution fees – Class IB	2,699,346
Administrative fees	1,010,852
Custodian fees	156,300
Professional fees	133,295
Printing and mailing expenses	126,941
Trustees’ fees	38,020
Miscellaneous	31,779

Gross expenses	13,350,400
Less: Waiver from investment manager	(930,535)

Net expenses	12,419,865

NET INVESTMENT INCOME (LOSS)	12,971,462

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	29,149,289
Forward foreign currency contracts	(17,417)
Foreign currency transactions	70,285

Net realized gain (loss)	29,202,157

Change in unrealized appreciation (depreciation) on:
Investments in securities	128,727,257
Foreign currency translations	106,615

Net change in unrealized appreciation (depreciation)	128,833,872

NET REALIZED AND UNREALIZED GAIN (LOSS)	158,036,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$171,007,491

See Notes to Financial Statements.

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EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,971,462	$4,691,344
Net realized gain (loss)	29,202,157	39,849,554
Net change in unrealized appreciation (depreciation)	128,833,872	(351,544,481)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	171,007,491	(307,003,583)

Distributions to shareholders:
Class IB	(32,592,504)	(41,501,945)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,794,853 and 2,716,326 shares, respectively ]	55,741,838	82,601,587
Capital shares issued in reinvestment of dividends and distributions [ 1,030,629 and 1,409,563 shares, respectively ]	32,592,504	41,501,945
Capital shares repurchased [ (2,931,153) and (2,132,476) shares , respectively]	(90,876,559)	(65,630,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,542,217)	58,473,385

TOTAL INCREASE (DECREASE) IN NET ASSETS	135,872,770	(290,032,143)
NET ASSETS:
Beginning of year	1,000,941,541	1,290,973,684

End of year	$1,136,814,311	$1,000,941,541

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$28.42		$38.86		$36.38		$30.67		$24.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37		0.14		0.07		0.11		0.20
Net realized and unrealized gain (loss)	4.54		(9.36)		3.62		6.01		6.16

Total from investment operations	4.91		(9.22)		3.69		6.12		6.36

Less distributions:
Dividends from net investment income	(0.40)		(0.13)		(0.14)		(0.08)		(0.20)
Distributions from net realized gains	(0.55)		(1.09)		(1.07)		(0.33)		(0.07)

Total dividends and distributions	(0.95)		(1.22)		(1.21)		(0.41)		(0.27)

Net asset value, end of year	$32.38		$28.42		$38.86		$36.38		$30.67

Total return	17.37%		(23.79)%		10.24%		20.03%		25.88%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,136,814		$1,000,942		$1,290,974		$1,165,985		$1,003,910
Ratio of expenses to average net assets:
After waivers (f)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)	1.15	%(j)
Before waivers (f)	1.24%		1.23%		1.22%		1.23%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.20%		0.46%		0.19%		0.34%		0.70%
Before waivers (f)	1.11%		0.38%		0.12%		0.26%		0.60%
Portfolio turnover rate^	20%		30%		13%		12%		14%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	22.32%	13.41%	10.87%
Russell Midcap® Growth Index	25.87	13.81	11.57

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 22.32% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell Midcap® Growth Index, which returned 25.87% over the same period.

Portfolio Highlights

What helped performance during the year:

•

A combination of an underweight allocation and security selection in the Energy sector contributed to relative performance. There were no individual stocks within this sector, either in the Portfolio or in the benchmark, that were among the Portfolio’s top relative contributors over the reporting period.

•

Individual stocks in other sectors that contributed to relative performance included overweight positions in electronic devices developer Cadence Design Systems, Inc., semiconductor-based power electronics solutions provider Monolithic Power Systems, Inc., online auctioneer Copart, Inc. and software products and consulting services provider Synopsys, Inc. The timing of the Portfolio’s overweight position in apparel manufacturer Lululemon Athletica, Inc. also supported relative results. Additionally, not owning shares of manufacturer and distributor of medical equipment ResMed, Inc., pharmaceutical company Alnylam Pharmaceuticals, Inc. and medical device manufacturer Insulet Corp., and the Portfolio’s holdings of semiconductor equipment manufacturer ASM International NV (Netherlands) and enterprise software solutions Constellation Software, Inc. (Canada), further bolstered relative returns.

What hurt performance during the year:

•

Stock selection in the Information Technology sector detracted from performance relative to the benchmark. Here, not owning shares of cybersecurity firm CrowdStrike Holdings, Inc. and data integration and software solutions provider Palantir Technologies, Inc. hurt relative results.

•

A combination of stock selection and overweight positions in both the Real Estate and Financials sectors also held back relative performance. Within the Real Estate sector, the Portfolio’s overweight position in real estate investment trust SBA Communications Corp. dampened relative returns. Within the Financials sector, the Portfolio’s holding of securities exchange services provider NASDAQ, Inc. held back relative returns.

•

Elsewhere, the Portfolio’s overweight holdings of analytical instrument manufacturer Waters Corp., life sciences and diagnostics solutions provider Agilent Technologies, Inc., beauty products retailer Ulta Beauty, Inc. and engineering solutions provider IDEX Corp. weakened relative results. Additionally, the Portfolio’s position in biopharmaceutical company Ascendis Pharma A/S, and the timing of the Portfolio’s underweight position in shares of biologics, vaccines and consumer healthcare products manufacturer West Pharmaceutical Services, Inc., further detracted from relative results.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	25.0%
Industrials	21.5
Health Care	14.9
Consumer Discretionary	12.7
Financials	9.2
Communication Services	4.6
Materials	3.9
Real Estate	2.8
Energy	2.2
Consumer Staples	2.1
Cash and Other	1.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,082.40	$5.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.66	5.60

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.10%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Entertainment (4.6%)
Spotify Technology SA*	56,828	$10,678,549
Take-Two Interactive Software, Inc.*	63,366	10,198,758

Total Communication Services		20,877,307

Consumer Discretionary (12.7%)
Diversified Consumer Services (1.9%)
Bright Horizons Family Solutions, Inc.*	93,368	8,799,000

Hotels, Restaurants & Leisure (5.1%)
Chipotle Mexican Grill, Inc.*	3,954	9,042,640
DraftKings, Inc., Class A*	185,560	6,540,990
Hyatt Hotels Corp., Class A	59,282	7,730,966

		23,314,596

Specialty Retail (3.4%)
O’Reilly Automotive, Inc.*	9,431	8,960,204
Ulta Beauty, Inc.*	12,943	6,341,941

		15,302,145

Textiles, Apparel & Luxury Goods (2.3%)
Lululemon Athletica, Inc.*	20,416	10,438,497

Total Consumer Discretionary		57,854,238

Consumer Staples (2.1%)
Household Products (2.1%)
Church & Dwight Co., Inc.	99,560	9,414,394

Total Consumer Staples		9,414,394

Energy (2.2%)
Oil, Gas & Consumable Fuels (2.2%)
Diamondback Energy, Inc.	65,641	10,179,606

Total Energy		10,179,606

Financials (9.2%)
Capital Markets (5.2%)
Morningstar, Inc.	23,377	6,691,433
MSCI, Inc.	29,905	16,915,763

		23,607,196

Insurance (4.0%)
Arthur J Gallagher & Co.	80,425	18,085,974

Total Financials		41,693,170

Health Care (14.9%)
Biotechnology (2.0%)
Argenx SE (ADR)*	8,136	3,095,178
Legend Biotech Corp. (ADR)*	98,004	5,896,901

		8,992,079

Health Care Equipment & Supplies (4.7%)
IDEXX Laboratories, Inc.*	15,374	8,533,339
STERIS plc	58,801	12,927,400

		21,460,739

Health Care Technology (1.9%)
Veeva Systems, Inc., Class A*	43,687	8,410,621

Life Sciences Tools & Services (6.3%)
Agilent Technologies, Inc.	73,483	10,216,341
ICON plc*	25,710	7,277,730
Waters Corp.*	18,612	6,127,629
West Pharmaceutical Services, Inc.	14,685	5,170,882

		28,792,582

Total Health Care		67,656,021

Industrials (21.5%)
Aerospace & Defense (3.8%)
Howmet Aerospace, Inc.	210,979	11,418,184
TransDigm Group, Inc.	5,547	5,611,345

		17,029,529

Commercial Services & Supplies (4.6%)
Copart, Inc.*	281,214	13,779,486
Waste Connections, Inc.	47,846	7,141,972

		20,921,458

Electrical Equipment (5.0%)
AMETEK, Inc.	77,355	12,755,066
Rockwell Automation, Inc.	32,122	9,973,238

		22,728,304

Machinery (2.5%)
Westinghouse Air Brake Technologies Corp.	89,878	11,405,518

Professional Services (5.6%)
Verisk Analytics, Inc.	69,392	16,574,973
Wolters Kluwer NV	62,469	8,875,494

		25,450,467

Total Industrials		97,535,276

Information Technology (25.0%)
Communications Equipment (1.2%)
Arista Networks, Inc.*	23,379	5,505,988

IT Services (3.2%)
Gartner, Inc.*	32,451	14,638,971

Semiconductors & Semiconductor Equipment (7.5%)
ASM International NV	26,668	13,835,393
Monolithic Power Systems, Inc.	31,579	19,919,402

		33,754,795

Software (13.1%)
ANSYS, Inc.*	12,469	4,524,751
Cadence Design Systems, Inc.*	78,909	21,492,444
Constellation Software, Inc.	6,001	14,878,612
Synopsys, Inc.*	20,931	10,777,581
Tyler Technologies, Inc.*	19,038	7,960,169

		59,633,557

Total Information Technology		113,533,311

Materials (3.9%)
Construction Materials (3.9%)
Vulcan Materials Co.	79,137	17,964,890

Total Materials		17,964,890

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Real Estate (2.8%)
Real Estate Management & Development (2.8%)
CoStar Group, Inc.*	143,916	$12,576,819

Total Real Estate		12,576,819

Total Common Stocks (98.9%) (Cost $307,240,201)		449,285,032

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	6,159	—

Total Investments in Securities (98.9%) (Cost $307,240,201)		449,285,032
Other Assets Less Liabilities (1.1%)		4,841,346

Net Assets (100%)		$454,126,378

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$20,877,307	$—	$—		$20,877,307
Consumer Discretionary	57,854,238	—	—		57,854,238
Consumer Staples	9,414,394	—	—		9,414,394
Energy	10,179,606	—	—		10,179,606
Financials	41,693,170	—	—		41,693,170
Health Care	67,656,021	—	—		67,656,021
Industrials	88,659,782	8,875,494	—		97,535,276
Information Technology	99,697,918	13,835,393	—		113,533,311
Materials	17,964,890	—	—		17,964,890
Real Estate	12,576,819	—	—		12,576,819
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$426,574,145	$22,710,887	$—		$449,285,032

Total Liabilities	$—	$—	$—		$—

Total	$426,574,145	$22,710,887	$—		$449,285,032

(a)	Value is zero.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$123,185,499
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$133,145,795

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,295,255
Aggregate gross unrealized depreciation	(6,261,560)

Net unrealized appreciation	$142,033,695

Federal income tax cost of investments in securities and derivative instruments, if applicable	$307,251,337

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $307,240,201)	$449,285,032
Cash	5,308,835
Receivable for Portfolio shares sold	147,328
Dividends, interest and other receivables	54,053
Other assets	15,780

Total assets	454,811,028

LIABILITIES
Investment management fees payable	269,724
Payable for Portfolio shares repurchased	237,280
Distribution fees payable – Class IB	94,817
Administrative fees payable	35,626
Accrued expenses	47,203

Total liabilities	684,650

Commitments and contingent liabilities^
NET ASSETS	$454,126,378

Net assets were comprised of:
Paid in capital	$311,650,473
Total distributable earnings (loss)	142,475,905

Net assets	$454,126,378

Class IB
Net asset value, offering and redemption price per share, $454,126,378 / 25,674,226 shares outstanding (unlimited amount authorized: $0.01 par value)	$17.69

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $36,353 foreign withholding tax)	$2,412,358
Interest	118,165

Total income	2,530,523

EXPENSES
Investment management fees	3,470,767
Distribution fees – Class IB	1,020,811
Administrative fees	382,247
Professional fees	71,804
Printing and mailing expenses	57,146
Custodian fees	27,900
Trustees’ fees	14,396
Miscellaneous	7,704

Gross expenses	5,052,775
Less: Waiver from investment manager	(558,830)

Net expenses	4,493,945

NET INVESTMENT INCOME (LOSS)	(1,963,422)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	15,818,363
Foreign currency transactions	7,662

Net realized gain (loss)	15,826,025

Change in unrealized appreciation (depreciation) on:
Investments in securities	69,343,944
Foreign currency translations	33

Net change in unrealized appreciation (depreciation)	69,343,977

NET REALIZED AND UNREALIZED GAIN (LOSS)	85,170,002

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$83,206,580

See Notes to Financial Statements.

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EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,963,422)	$(1,967,949)
Net realized gain (loss)	15,826,025	(10,827,221)
Net change in unrealized appreciation (depreciation)	69,343,977	(126,219,390)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	83,206,580	(139,014,560)

Distributions to shareholders:
Class IB	(4,567,757)	(841,175)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,699,428 and 2,079,928 shares, respectively ]	27,290,555	32,218,450
Capital shares issued in reinvestment of dividends and distributions [ 259,721 and 58,569 shares, respectively ]	4,567,757	841,175
Capital shares repurchased [ (2,040,463) and (1,972,654) shares , respectively]	(32,630,795)	(30,627,365)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(772,483)	2,432,260

TOTAL INCREASE (DECREASE) IN NET ASSETS	77,866,340	(137,423,475)
NET ASSETS:
Beginning of year	376,260,038	513,683,513

End of year	$454,126,378	$376,260,038

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$14.61		$20.07		$17.16		$15.02		$11.06

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.08	)(1)	(0.08)		(0.13)		(0.09)		(0.05)
Net realized and unrealized gain (loss)	3.34		(5.35)		3.35		4.29		4.06

Total from investment operations	3.26		(5.43)		3.22		4.20		4.01

Less distributions:
Dividends from net investment income	—		—		—		—		—	#
Distributions from net realized gains	(0.18)		(0.03)		(0.31)		(2.06)		(0.05)

Total dividends and distributions	(0.18)		(0.03)		(0.31)		(2.06)		(0.05)

Net asset value, end of year	$17.69		$14.61		$20.07		$17.16		$15.02

Total return	22.32%		(27.04)%		18.83%		29.76%		36.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$454,126		$376,260		$513,684		$441,210		$347,190
Ratio of expenses to average net assets:
After waivers (f)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)	1.10	%(j)
Before waivers (f)	1.24%		1.23%		1.22%		1.24%		1.25%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.48	)%(aa)	(0.50)%		(0.72)%		(0.56)%		(0.33)%
Before waivers (f)	(0.62	)%(aa)	(0.62)%		(0.83)%		(0.70)%		(0.48)%
Portfolio turnover rate^	30%		41%		9%		40%		113	%(h)
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.08) for Class IB.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 22%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class IB.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.05% lower.

See Notes to Financial Statements.

1256

EQ/MFS TECHNOLOGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER.

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	54.10%	17.38%	14.25%
S&P North American Technology Sector Index	61.13	22.22	18.66
S&P 500® Index	26.29	15.69	13.08

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 54.10% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the S&P North American Technology Sector Index and the S&P 500® Index, which returned 61.13% and 26.29%, respectively.

Portfolio Highlights

What helped performance during the year:

•

A combination of stock selection and underweight position to the computer systems industry benefitted relative performance. Within this industry, not owning shares of poor-performing network equipment company Cisco Systems, Inc. and diversified technology products and services company International Business Machines Corp. (IBM) boosted relative returns. Additionally, being underweight computer personal electronics maker Apple, Inc. and an overweight position in enterprise cloud computing solutions provider ServiceNow, Inc. also helped relative results.

•

The Portfolio’s lack of exposure to the network & telecom sector also supported relative performance. However, there were no individual stocks within this industry, either in the Portfolio or in the benchmark, that were among the Portfolio’s top relative contributors over the reporting period.

•

Elsewhere, not owning shares of poor-performing semiconductor company Texas Instruments, Inc. and human capital management services provider Automatic Data Processing, Inc. (ADP) supported relative returns. Additionally, underweight positions in shares of digital payment services provider Visa, Inc. and electronic equipment and circuit company Analog Devices, Inc., and the Portfolio’s overweight positions in network security solutions provider Palo Alto Networks, Inc. and software company Adobe, Inc. further aided relative returns.

What hurt performance during the year:

•

The Portfolio’s overweight position in the business services industry detracted from performance relative to the benchmark. Within this industry, an overweight position in processing solutions company WEX, Inc. and holdings of technology services provider Endava plc weakened relative results.

•	Stock selection in the internet industry also weakened relative results, led by an underweight position in social networking service provider Meta Platforms, Inc.

•

The Portfolio’s exposures to both the insurance and brokers & asset managers industries, for which the benchmark has no exposure, hindered relative performance. Within the insurance industry, holdings of insurance services provider Arthur J Gallagher & Co. and human capital consulting services provider Aon plc weakened relative returns. Within the broker & asset managers industry, holdings of financial services provider The Charles Schwab Corp. further dampened relative returns.

•

Elsewhere, the Portfolio’s underweight position in strong-performing computer graphics processor maker NVIDIA Corp., and overweight positions in debit and credit transaction processing company Mastercard, Inc. and integrated software solutions provider Black Knight, Inc. dampened relative returns.

1257

EQ/MFS TECHNOLOGY PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	66.6%
Communication Services	17.6
Financials	5.1
Industrials	3.7
Consumer Discretionary	3.5
Investment Company	2.7
Cash and Other	0.8

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,165.30	$6.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.46	5.80

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.14%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (17.6%)
Entertainment (1.0%)
Take-Two Interactive Software, Inc.*	46,939	$7,554,832

Interactive Media & Services (16.6%)
Alphabet, Inc., Class A*	471,846	65,912,168
Meta Platforms, Inc., Class A*	142,278	50,360,721
Pinterest, Inc., Class A*	236,581	8,762,960

		125,035,849

Total Communication Services		132,590,681

Consumer Discretionary (3.5%)
Automobile Components (0.6%)
Mobileye Global, Inc., Class A*	104,794	4,539,676

Broadline Retail (1.1%)
Amazon.com, Inc.*	52,815	8,024,711

Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc.*	3,837	13,610,683

Total Consumer Discretionary		26,175,070

Financials (5.1%)
Capital Markets (1.9%)
FactSet Research Systems, Inc.	10,868	5,184,580
MSCI, Inc.	8,225	4,652,471
S&P Global, Inc.	11,010	4,850,125

		14,687,176

Financial Services (1.6%)
FleetCor Technologies, Inc.*	13,483	3,810,431
Mastercard, Inc., Class A	7,661	3,267,493
WEX, Inc.*	25,319	4,925,811

		12,003,735

Insurance (1.6%)
Aon plc, Class A	11,682	3,399,696
Arthur J Gallagher & Co.	37,349	8,399,043

		11,798,739

Total Financials		38,489,650

Industrials (3.7%)
Industrial Conglomerates (1.9%)
Hitachi Ltd.	200,200	14,439,957

Professional Services (1.8%)
Dun & Bradstreet Holdings, Inc.	258,956	3,029,785
Verisk Analytics, Inc.	44,094	10,532,293

		13,562,078

Total Industrials		28,002,035

Information Technology (66.6%)
Communications Equipment (0.6%)
Arista Networks, Inc.*	20,189	4,754,712

Electronic Equipment, Instruments & Components (1.4%)
Amphenol Corp., Class A	102,384	10,149,326

IT Services (6.6%)
Accenture plc, Class A	61,959	21,742,033
Gartner, Inc.*	27,574	12,438,907
Shopify, Inc., Class A*	195,963	15,265,518

		49,446,458

Semiconductors & Semiconductor Equipment (23.4%)
Advanced Micro Devices, Inc.*	114,398	16,863,409
Analog Devices, Inc.	18,893	3,751,394
ASML Holding NV (Registered) (ADR)	2,571	1,946,041
Broadcom, Inc.	36,315	40,536,619
Intel Corp.	301,334	15,142,034
KLA Corp.	17,784	10,337,839
Lam Research Corp.	11,674	9,143,777
Marvell Technology, Inc.	247,647	14,935,591
NVIDIA Corp.	115,943	57,417,292
Onto Innovation, Inc.*	15,723	2,404,047
Taiwan Semiconductor Manufacturing Co. Ltd.	195,000	3,767,778

		176,245,821

Software (34.6%)
Adobe, Inc.*	11,949	7,128,773
Cadence Design Systems, Inc.*	54,862	14,942,763
Constellation Software, Inc.	3,814	9,456,262
Descartes Systems Group, Inc. (The)*	89,269	7,500,334
HubSpot, Inc.*	18,409	10,687,161
Intuit, Inc.	32,237	20,149,092
Microsoft Corp.	247,456	93,053,354
Oracle Corp.	125,528	13,234,417
Palo Alto Networks, Inc.*	57,298	16,896,034
Salesforce, Inc.*	89,600	23,577,344
ServiceNow, Inc.*	39,483	27,894,345
Synopsys, Inc.*	14,604	7,519,746
Topicus.com, Inc.*	44,996	3,030,409
Tyler Technologies, Inc.*	13,196	5,517,511

		260,587,545

Total Information Technology		501,183,862

Total Common Stocks (96.5%) (Cost $459,858,495)		726,441,298

	Number of Warrants	Value (Note 1)
WARRANTS:
Information Technology (0.0%)
Software (0.0%)
Constellation Software, Inc., expiring 3/31/40 (r)* (Cost $—)	4,387	—

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENT:
Investment Company (2.7%)
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	20,632,732	20,649,238

Total Short-Term Investment (2.7%) (Cost $20,641,055)		20,649,238

Total Investments in Securities (99.2%) (Cost $480,499,550)		747,090,536
Other Assets Less Liabilities (0.8%)		5,833,760

Net Assets (100%)		$752,924,296

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$132,590,681	$—	$—		$132,590,681
Consumer Discretionary	26,175,070	—	—		26,175,070
Financials	38,489,650	—	—		38,489,650
Industrials	13,562,078	14,439,957	—		28,002,035
Information Technology	497,416,084	3,767,778	—		501,183,862
Short-Term Investment
Investment Company	20,649,238	—	—		20,649,238
Warrants
Information Technology	—	—	—	(a)	—	(a)

Total Assets	$728,882,801	$18,207,735	$—		$747,090,536

Total Liabilities	$—	$—	$—		$—

Total	$728,882,801	$18,207,735	$—		$747,090,536

(a)	Value is zero.

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$283,448,975
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$287,597,886

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$270,906,898
Aggregate gross unrealized depreciation	(4,454,976)

Net unrealized appreciation	$266,451,922

Federal income tax cost of investments in securities and derivative instruments, if applicable	$480,638,614

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $480,499,550)	$747,090,536
Cash	6,200,000
Receivable for Portfolio shares sold	630,627
Dividends, interest and other receivables	156,507
Other assets	4,922

Total assets	754,082,592

LIABILITIES
Investment management fees payable	485,111
Payable for Portfolio shares repurchased	410,520
Distribution fees payable – Class IB	155,718
Administrative fees payable	58,508
Accrued expenses	48,439

Total liabilities	1,158,296

Commitments and contingent liabilities^
NET ASSETS	$752,924,296

Net assets were comprised of:
Paid in capital	$485,498,403
Total distributable earnings (loss)	267,425,893

Net assets	$752,924,296

Class IB
Net asset value, offering and redemption price per share, $752,924,296 / 23,682,640 shares outstanding (unlimited amount authorized: $0.01 par value)	$31.79

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $24,965 foreign withholding tax)	$5,020,448
Interest	302,100

Total income	5,322,548

EXPENSES
Investment management fees	4,630,518
Distribution fees – Class IB	1,543,516
Administrative fees	577,856
Professional fees	84,767
Printing and mailing expenses	78,691
Custodian fees	38,000
Trustees’ fees	20,971
Recoupment fees	17,921
Miscellaneous	14,474

Gross expenses	7,006,714
Less: Waiver from investment manager	(17,921)

Net expenses	6,988,793

NET INVESTMENT INCOME (LOSS)	(1,666,245)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	10,458,196
Foreign currency transactions	(24,439)

Net realized gain (loss)	10,433,757

Change in unrealized appreciation (depreciation) on:
Investments in securities	254,414,418
Foreign currency translations	180

Net change in unrealized appreciation (depreciation)	254,414,598

NET REALIZED AND UNREALIZED GAIN (LOSS)	264,848,355

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$263,182,110

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,666,245)	$(3,533,994)
Net realized gain (loss)	10,433,757	(8,187,152)
Net change in unrealized appreciation (depreciation)	254,414,598	(260,231,166)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	263,182,110	(271,952,312)

Distributions to shareholders:
Class IB	—	(14,845,916)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,265,051 and 3,087,532 shares, respectively ]	85,704,610	76,683,740
Capital shares issued in reinvestment of dividends and distributions [ 0 and 682,610 shares, respectively ]	—	14,845,916
Capital shares repurchased [ (3,117,630) and (2,727,395) shares , respectively]	(81,500,888)	(69,634,718)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,203,722	21,894,938

TOTAL INCREASE (DECREASE) IN NET ASSETS	267,385,832	(264,903,290)
NET ASSETS:
Beginning of year	485,538,464	750,441,754

End of year	$752,924,296	$485,538,464

See Notes to Financial Statements.

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EQ/MFS TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$20.63		$33.36		$32.15		$22.36		$16.46

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.07)		(0.16)		(0.31)		(0.21)		(0.13)
Net realized and unrealized gain (loss)	11.23		(11.91)		4.69		10.67		6.03

Total from investment operations	11.16		(12.07)		4.38		10.46		5.90

Less distributions:
Dividends from net investment income	—		—		—		(0.02)		—
Distributions from net realized gains	—		(0.66)		(3.17)		(0.65)		—

Total dividends and distributions	—		(0.66)		(3.17)		(0.67)		—

Net asset value, end of year	$31.79		$20.63		$33.36		$32.15		$22.36

Total return	54.10%		(36.29)%		13.76%		46.83%		35.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$752,924		$485,538		$750,442		$666,903		$268,121
Ratio of expenses to average net assets:
After waivers (f)	1.13	%(j)	1.13	%(j)	1.12	%(k)	1.13	%(j)	1.14	%(o)
Before waivers (f)	1.14%		1.13%		1.12%		1.13%		1.16%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.27)%		(0.63)%		(0.88)%		(0.77)%		(0.67)%
Before waivers (f)	(0.28)%		(0.63)%		(0.88)%		(0.77)%		(0.69)%
Portfolio turnover rate^	47%		29%		40%		44%		29%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class IB.

See Notes to Financial Statements.

1263

EQ/MFS UTILITIES SERIES PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	(2.36)%	8.01%	7.00%
Portfolio – Class K Shares*	(2.13)	8.28	7.26
MSCI ACWI Utilities (Net) Index	0.45	5.79	5.59
S&P 500® Index	26.29	15.69	13.08

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned (2.36)% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the MSCI ACWI Utilities (Net) Index and the S&P 500® Index, which returned 0.45% and 26.29%, respectively.

Portfolio Highlights

What helped performance during the year:

•

A combination of an underweight allocation and security selection within the gas utilities sector contributed to relative performance. Here, avoiding poor-performing gas distribution company Adani Total Gas Mumbai Ltd. (India) and gas supply company ENN Energy Holdings Ltd. (China) supported relative returns.

•

The Portfolio’s allocation to the diversified telecommunication services industry, for which the benchmark has no exposure, further strengthened relative returns led by the Portfolio’s holding of telecommunications services provider Cellnex Telecom SA (Spain).

•

Stocks in other industries that contributed to relative results included overweight positions in utility company PG&E Corp., clean & renewable energy producer Constellation Energy Corp., electricity provider Edison International and power and gas company E.ON SE (Germany). Additionally, avoiding shares of poor-performing natural gas and electricity distributor Eversource Energy, electric power transmission systems services provider Adani Transmission Step-One Ltd. (India) and complementary water and wastewater services provider American Water Works Co., Inc. further aided relative returns.

What hurt performance during the year:

•

Security selection in the multi-utilities industry was a primary factor that detracted from performance relative to the benchmark led by the Portfolio’s overweight positions in integrated utility company Dominion Energy and electric and natural gas services provider Ameren. Additionally, not owning shares of energy related services provider Engie SA (France) further led to a weakness in relative returns.

•

Stock selection in both the electric utilities and independent power and renewable electricity producers industries also weakened relative results. Within the electric utilities industry, the Portfolio’s overweight positions in electricity provider NextEra Energy, Inc. and electric utility company Iberdrola SA (Spain) helped relative results. Additionally, not owning shares of power generation company NRG Energy, Inc. and power transmission company Power Grid Corporation of India Ltd. (India) further hurt relative returns. Within the independent power and renewable electricity producers industry, not owning shares of strong-performing electric power generation company NTPC Ltd. (India) and electricity provider Vistra Corp., and an overweight position in shares of integrated electric power company The AES Corp., also harmed relative results.

Sector Weightings as of December 31, 2023	% of Net Assets
Utilities	91.1%
Communication Services	4.9
Real Estate	3.1
Cash and Other	0.9

100.0%

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UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$986.80	$5.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.91	5.35
Class K
Actual	1,000.00	988.10	4.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.17	4.08

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.05% and 0.80%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.9%)
Diversified Telecommunication Services (3.7%)
Cellnex Telecom SA (m)	162,311	$6,389,674
Hellenic Telecommunications Organization SA	77,214	1,099,601

		7,489,275

Wireless Telecommunication Services (1.2%)
Rogers Communications, Inc., Class B	53,467	2,502,968

Total Communication Services		9,992,243

Real Estate (3.1%)
Specialized REITs (3.1%)
SBA Communications Corp. (REIT)	25,111	6,370,410

Total Real Estate		6,370,410

Utilities (91.1%)
Electric Utilities (55.1%)
Alliant Energy Corp.	103,374	5,303,086
American Electric Power Co., Inc.	68,199	5,539,123
CLP Holdings Ltd.	144,000	1,188,551
Constellation Energy Corp.	53,283	6,228,250
Edison International	111,873	7,997,801
EDP - Energias de Portugal SA	614,049	3,087,741
Enel SpA	672,351	4,995,288
Equatorial Energia SA	141,900	1,044,327
Evergy, Inc.	66,519	3,472,292
Exelon Corp.	81,250	2,916,875
Iberdrola SA	121,378	1,590,523
NextEra Energy, Inc.	341,504	20,742,953
Orsted A/S (m)	25,886	1,434,853
PG&E Corp.	751,797	13,554,900
Pinnacle West Capital Corp.	42,156	3,028,487
Portland General Electric Co.	67,391	2,920,726
PPL Corp.	268,941	7,288,301
Southern Co. (The)	135,262	9,484,571
SSE plc	211,017	4,992,136
Xcel Energy, Inc.	102,052	6,318,039

		113,128,823

Gas Utilities (2.7%)
Atmos Energy Corp.	27,979	3,242,766
China Resources Gas Group Ltd.	342,100	1,121,568
Southwest Gas Holdings, Inc.	18,215	1,153,920

		5,518,254

Independent Power and Renewable Electricity Producers (8.6%)
AES Corp. (The)	97,277	1,872,582
EDP Renovaveis SA	368,660	7,539,346
RWE AG	180,651	8,212,514

		17,624,442

Multi-Utilities (24.3%)
Ameren Corp.	84,475	6,110,922
CenterPoint Energy, Inc.	58,220	1,663,345
Dominion Energy, Inc.	247,402	11,627,894
DTE Energy Co.	86,711	9,560,755
E.ON SE	223,325	2,995,457
National Grid plc	281,564	3,797,115
Public Service Enterprise Group, Inc.	45,515	2,783,242
Sempra	114,691	8,570,858
Veolia Environnement SA	88,068	2,776,679

		49,886,267

Water Utilities (0.4%)
United Utilities Group plc	60,090	811,510

Total Utilities		186,969,296

Total Investments in Securities (99.1%) (Cost $178,007,975)		203,331,949
Other Assets Less Liabilities (0.9%)		1,864,355

Net Assets (100%)		$205,196,304

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $7,824,527 or 3.8% of net assets.

Glossary:

CAD	— Canadian Dollar
EUR	— European Currency Unit
GBP	— British Pound
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Brazil	0.5%
Canada	1.2
China	0.5
Denmark	0.7
France	1.4
Germany	5.5
Greece	0.5
Hong Kong	0.6
Italy	2.4
Portugal	1.5
Spain	7.6
United Kingdom	4.7
United States	72.0
Cash and Other	0.9

100.0%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	10,078	USD	7,533	UBS AG	1/19/2024	75
EUR	304,615	USD	331,005	Morgan Stanley	1/19/2024	5,500
EUR	3,129	USD	3,423	Natwest Markets plc	1/19/2024	33
EUR	389,917	USD	426,067	State Street Bank & Trust	1/19/2024	4,670
GBP	23,680	USD	30,109	Brown Brothers Harriman & Co.	1/19/2024	78
GBP	332,610	USD	407,772	Morgan Stanley	1/19/2024	16,229

Total unrealized appreciation						26,585

CAD	10,179	USD	7,696	Morgan Stanley	1/19/2024	(12)
EUR	3,068	USD	3,396	Morgan Stanley	1/19/2024	(6)
EUR	105,687	USD	116,933	UBS AG	1/19/2024	(182)
USD	167,728	CAD	230,063	Morgan Stanley	1/19/2024	(5,940)
USD	1,434,866	CAD	1,954,924	State Street Bank & Trust	1/19/2024	(40,847)
USD	245,607	EUR	230,817	HSBC Bank plc	1/19/2024	(9,374)
USD	2,072,712	EUR	1,924,383	Morgan Stanley	1/19/2024	(53,134)
USD	22,482,436	EUR	21,119,532	State Street Bank & Trust	1/19/2024	(848,082)
USD	491,823	GBP	391,674	Brown Brothers Harriman & Co.	1/19/2024	(7,471)
USD	5,895,226	GBP	4,829,032	HSBC Bank plc	1/19/2024	(260,675)
USD	118,687	GBP	95,827	State Street Bank & Trust	1/19/2024	(3,471)

Total unrealized depreciation						(1,229,194)

Net unrealized depreciation						(1,202,609)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$2,502,968	$7,489,275	$—	$9,992,243
Real Estate	6,370,410	—	—	6,370,410
Utilities	141,381,688	45,587,608	—	186,969,296
Forward Currency Contracts	$—	$26,585	$—	$26,585

Total Assets	$150,255,066	$53,103,468	$—	$203,358,534

Liabilities:
Forward Currency Contracts	$—	$(1,229,194)	$—	$(1,229,194)

Total Liabilities	$—	$(1,229,194)	$—	$(1,229,194)

Total	$150,255,066	$51,874,274	$—	$202,129,340

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$26,585

Total		$26,585

	Liability Derivatives
Foreign exchange contracts	Payables	(1,229,194)

Total		$(1,229,194)

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(1,871,736)	$(1,871,736)

Total	$(1,871,736)	$(1,871,736)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$1,288,541	$1,288,541

Total	$1,288,541	$1,288,541

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$1,925,000
Average settlement value sold — in USD	34,965,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Brown Brothers Harriman & Co.	$78	$(78)	$—	$—
Morgan Stanley	21,729	(21,729)	—	—
Natwest Markets plc	33	—	—	33
State Street Bank & Trust	4,670	(4,670)	—	—
UBS AG	75	(75)	—	—

Total	$26,585	$(26,552)	$—	$33

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Brown Brothers Harriman & Co.	$7,471	$(78)	$—	$7,393
HSBC Bank plc	270,049	—	—	270,049
Morgan Stanley	59,092	(21,729)	(10,000)	27,363
State Street Bank & Trust	892,400	(4,670)	—	887,730
UBS AG	182	(75)	—	107

Total	$1,229,194	$(26,552)	$(10,000)	$1,192,642

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,850,205
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$44,356,750

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,268,027
Aggregate gross unrealized depreciation	(9,578,640)

Net unrealized appreciation	$22,689,387

Federal income tax cost of investments in securities and derivative instruments, if applicable	$179,439,953

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $178,007,975)	$203,331,949
Cash	1,938,120
Foreign cash (Cost $11)	11
Cash held as collateral for forward foreign currency contracts	10,000
Receivable for securities sold	968,917
Dividends, interest and other receivables	620,113
Receivable for Portfolio shares sold	42,528
Unrealized appreciation on forward foreign currency contracts	26,585
Other assets	2,549

Total assets	206,940,772

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	1,229,194
Payable for Portfolio shares repurchased	297,815
Investment management fees payable	105,331
Distribution fees payable – Class IB	43,462
Administrative fees payable	16,334
Payable for securities purchased	74
Accrued expenses	52,258

Total liabilities	1,744,468

Commitments and contingent liabilities^
NET ASSETS	$205,196,304

Net assets were comprised of:
Paid in capital	$182,017,214
Total distributable earnings (loss)	23,179,090

Net assets	$205,196,304

Class IB
Net asset value, offering and redemption price per share, $205,144,713 / 6,030,623 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.02

Class K
Net asset value, offering and redemption price per share, $51,591 / 1,483 shares outstanding (unlimited amount authorized: $0.01 par value)†	$34.80

^	See Note 2 in Notes to the Financial Statements.
†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $180,654 foreign withholding tax)	$6,701,427
Interest	120,403

Total income	6,821,830

EXPENSES
Investment management fees	1,537,645
Distribution fees – Class IB	526,458
Administrative fees	197,227
Professional fees	68,273
Custodian fees	55,000
Printing and mailing expenses	35,508
Trustees’ fees	7,592
Miscellaneous	14,980

Gross expenses	2,442,683
Less: Waiver from investment manager	(231,540)

Net expenses	2,211,143

NET INVESTMENT INCOME (LOSS)	4,610,687

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,047,387
Forward foreign currency contracts	(1,871,736)
Foreign currency transactions	(34,912)

Net realized gain (loss)	2,140,739

Change in unrealized appreciation (depreciation) on:
Investments in securities	(13,446,723)
Forward foreign currency contracts	1,288,541
Foreign currency translations	4,263

Net change in unrealized appreciation (depreciation)	(12,153,919)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(10,013,180)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,402,493)

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,610,687	$3,189,011
Net realized gain (loss)	2,140,739	14,089,618
Net change in unrealized appreciation (depreciation)	(12,153,919)	(16,256,487)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,402,493)	1,022,142

Distributions to shareholders:
Class IB	(8,210,553)	(17,396,276)
Class K	(2,124)	(4,972)

Total distributions to shareholders	(8,212,677)	(17,401,248)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 483,361 and 765,286 shares, respectively ]	16,815,419	29,393,951
Capital shares issued in reinvestment of dividends and distributions [ 240,074 and 468,140 shares, respectively ]	8,210,553	17,396,276
Capital shares repurchased [ (847,249) and (699,131) shares , respectively]	(29,512,241)	(26,842,109)

Total Class IB transactions	(4,486,269)	19,948,118

Class K
Capital shares sold [ 299 and 34 shares, respectively ]	11,044	1,314
Capital shares issued in reinvestment of dividends and distributions [ 60 and 131 shares, respectively ]	2,124	4,972
Capital shares repurchased [ (600) and (43) shares , respectively]	(22,010)	(1,675)

Total Class K transactions	(8,842)	4,611

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(4,495,111)	19,952,729

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,110,281)	3,573,623
NET ASSETS:
Beginning of year	223,306,585	219,732,962

End of year	$205,196,304	$223,306,585

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$36.27		$39.09		$35.38		$34.75		$28.70

Income (loss) from investment operations:
Net investment income (loss) (e)	0.77		0.56		0.70		0.57		0.66
Net realized and unrealized gain (loss)	(1.62)		(0.33)		4.20		1.32		6.40

Total from investment operations	(0.85)		0.23		4.90		1.89		7.06

Less distributions:
Dividends from net investment income	(0.74)		(1.72)		(0.46)		(0.63)		(0.81)
Distributions from net realized gains	(0.66)		(1.33)		(0.73)		(0.56)		(0.20)
Return of capital	—		—		—		(0.07)		—

Total dividends and distributions	(1.40)		(3.05)		(1.19)		(1.26)		(1.01)

Net asset value, end of year	$34.02		$36.27		$39.09		$35.38		$34.75

Total return	(2.36)%		0.42%		13.92%		5.55%		24.69%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$205,145		$223,243		$219,669		$202,257		$206,297
Ratio of expenses to average net assets:
After waivers (f)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)	1.05	%(j)
Before waivers (f)	1.16%		1.15%		1.15%		1.17%		1.18%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.19%		1.46%		1.90%		1.74%		1.99%
Before waivers (f)	2.08%		1.37%		1.80%		1.62%		1.86%
Portfolio turnover rate^	18%		29%		19%		36%		30%

	Year Ended December 31,
Class K	2023		2022		2021		2020		2019
Net asset value, beginning of year	$37.07		$39.87		$36.05		$35.38		$29.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.86		0.67		0.81		0.67		0.75
Net realized and unrealized gain (loss)	(1.65)		(0.33)		4.28		1.34		6.52

Total from investment operations	(0.79)		0.34		5.09		2.01		7.27

Less distributions:
Dividends from net investment income	(0.82)		(1.81)		(0.54)		(0.69)		(0.89)
Distributions from net realized gains	(0.66)		(1.33)		(0.73)		(0.56)		(0.20)
Return of capital	—		—		—		(0.09)		—

Total dividends and distributions	(1.48)		(3.14)		(1.27)		(1.34)		(1.09)

Net asset value, end of year	$34.80		$37.07		$39.87		$36.05		$35.38

Total return	(2.13)%		0.70%		14.20%		5.80%		25.01%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$52		$64		$64		$56		$53
Ratio of expenses to average net assets:
After waivers (f)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)	0.80	%(j)
Before waivers (f)	0.91%		0.90%		0.90%		0.92%		0.93%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.41%		1.71%		2.15%		1.99%		2.24%
Before waivers (f)	2.30%		1.62%		2.05%		1.86%		2.11%
Portfolio turnover rate^	18%		29%		19%		36%		30%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.05% for Class IB and 0.80% for Class K.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	15.77%	11.88%	8.54%
Portfolio – Class IB Shares	15.77	11.88	8.54
Portfolio – Class K Shares	16.08	12.17	8.81
S&P MidCap 400® Index	16.44	12.62	9.27

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 15.77% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the S&P MidCap 400® Index, which returned 16.44% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Industrials, Consumer Discretionary, Technology, Financials and Materials.

•	The stocks that contributed the most to performance were Builders FirstSource, Inc., Super Micro Computer, Inc., Jabil, Inc., Deckers Outdoor Corp. and TopBuild Corp.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Communication Services, Health Care, Energy and Consumer Staples.

•	The stocks that detracted the most from performance were First Horizon Corp., Wolfspeed, Inc., Medical Properties Trust, Inc., Hawaiian Electric Industries, Inc. and Halozyme Therapeutics, Inc.

Sector Weightings as of December 31, 2023	% of Net Assets
Industrials	21.1%
Financials	16.0
Consumer Discretionary	15.7
Information Technology	9.6
Real Estate	8.0
Health Care	7.7
Materials	7.1
Energy	5.0
Consumer Staples	4.1
Utilities	3.2
Communication Services	1.7
Investment Companies	0.5
Cash and Other	0.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

1274

EQ/MID CAP INDEX PORTFOLIO (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,066.30	$3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.90	3.34
Class IB
Actual	1,000.00	1,066.50	3.41
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.90	3.34
Class K
Actual	1,000.00	1,068.60	2.11
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.16	2.07

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.66%, 0.66% and 0.41%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.7%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc.*	206,139	$5,223,562
Iridium Communications, Inc.	115,427	4,750,976

		9,974,538

Entertainment (0.2%)
TKO Group Holdings, Inc., Class A	55,918	4,561,790

Interactive Media & Services (0.4%)
Ziff Davis, Inc.*	42,857	2,879,562
ZoomInfo Technologies, Inc., Class A*	276,085	5,104,812

		7,984,374

Media (0.7%)
Cable One, Inc.	4,240	2,359,942
New York Times Co. (The), Class A	152,497	7,470,828
Nexstar Media Group, Inc., Class A	30,042	4,709,083
TEGNA, Inc.	183,571	2,808,636

		17,348,489

Total Communication Services		39,869,191

Consumer Discretionary (15.7%)
Automobile Components (1.5%)
Adient plc*	87,287	3,173,755
Autoliv, Inc.	69,798	7,691,042
Fox Factory Holding Corp.*	39,498	2,665,325
Gentex Corp.	217,388	7,099,892
Goodyear Tire & Rubber Co. (The)*	264,262	3,784,232
Lear Corp.	54,297	7,667,279
Visteon Corp.*	25,919	3,237,283

		35,318,808

Automobiles (0.4%)
Harley-Davidson, Inc.	118,116	4,351,393
Thor Industries, Inc.	49,654	5,871,586

		10,222,979

Broadline Retail (0.5%)
Macy’s, Inc.	255,022	5,131,043
Nordstrom, Inc. (x)	90,409	1,668,046
Ollie’s Bargain Outlet Holdings, Inc.*	57,507	4,364,206

		11,163,295

Diversified Consumer Services (0.9%)
Graham Holdings Co., Class B	3,336	2,323,591
Grand Canyon Education, Inc.*	27,547	3,637,306
H&R Block, Inc.	134,141	6,488,400
Service Corp. International	137,696	9,425,291

		21,874,588

Hotels, Restaurants & Leisure (3.5%)
Aramark	243,294	6,836,561
Boyd Gaming Corp.	64,756	4,054,373
Choice Hotels International, Inc. (x)	23,206	2,629,240
Churchill Downs, Inc.	63,264	8,536,212
Hilton Grand Vacations, Inc.*	66,422	2,668,836
Hyatt Hotels Corp., Class A	41,213	5,374,587
Light & Wonder, Inc.*	83,922	6,890,835
Marriott Vacations Worldwide Corp.	30,784	2,613,254
Penn Entertainment, Inc.*	141,437	3,680,191
Planet Fitness, Inc., Class A*	79,628	5,812,844
Texas Roadhouse, Inc., Class A	62,241	7,607,717
Travel + Leisure Co.	67,494	2,638,340
Vail Resorts, Inc.	35,499	7,577,972
Wendy’s Co. (The)	155,706	3,033,153
Wingstop, Inc.	27,414	7,033,884
Wyndham Hotels & Resorts, Inc.	77,319	6,217,221

		83,205,220

Household Durables (1.9%)
Helen of Troy Ltd.*	22,128	2,673,284
KB Home	71,354	4,456,771
Leggett & Platt, Inc.	124,251	3,251,649
Taylor Morrison Home Corp., Class A*	100,141	5,342,522
Tempur Sealy International, Inc.	160,556	8,183,539
Toll Brothers, Inc.	100,169	10,296,372
TopBuild Corp.*	29,613	11,082,961

		45,287,098

Leisure Products (0.9%)
Brunswick Corp.	64,133	6,204,868
Mattel, Inc.*	329,207	6,215,428
Polaris, Inc.	49,474	4,688,651
YETI Holdings, Inc.*	80,946	4,191,384

		21,300,331

Specialty Retail (4.0%)
AutoNation, Inc.*	24,173	3,630,301
Burlington Stores, Inc.*	60,471	11,760,400
Dick’s Sporting Goods, Inc.	57,273	8,416,267
Five Below, Inc.*	51,898	11,062,578
Floor & Decor Holdings, Inc., Class A*	99,321	11,080,251
GameStop Corp., Class A (x)*	250,342	4,388,495
Gap, Inc. (The)	199,939	4,180,725
Lithia Motors, Inc., Class A	25,648	8,445,373
Murphy USA, Inc.	18,045	6,434,125
Penske Automotive Group, Inc.	18,166	2,915,825
RH*	14,405	4,198,769
Valvoline, Inc.*	129,232	4,856,539
Williams-Sonoma, Inc.	59,782	12,062,812

		93,432,460

Textiles, Apparel & Luxury Goods (2.1%)
Capri Holdings Ltd.*	108,316	5,441,796
Carter’s, Inc.	34,320	2,570,225
Columbia Sportswear Co.	32,144	2,556,734
Crocs, Inc.*	56,447	5,272,714
Deckers Outdoor Corp.*	23,981	16,029,620
PVH Corp.	56,315	6,877,188
Skechers USA, Inc., Class A*	124,509	7,761,891
Under Armour, Inc., Class A*	175,945	1,546,556
Under Armour, Inc., Class C*	180,269	1,505,246

		49,561,970

Total Consumer Discretionary		371,366,749

Consumer Staples (4.1%)
Beverages (0.6%)
Boston Beer Co., Inc. (The), Class A*	8,771	3,031,170
Celsius Holdings, Inc. (x)*	138,187	7,533,955
Coca-Cola Consolidated, Inc.	4,368	4,055,251

		14,620,376

See Notes to Financial Statements.

1276

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples Distribution & Retail (1.9%)
BJ’s Wholesale Club Holdings, Inc.*	124,636	$8,308,236
Casey’s General Stores, Inc.	34,732	9,542,270
Grocery Outlet Holding Corp.*	92,517	2,494,258
Performance Food Group Co.*	145,017	10,027,925
Sprouts Farmers Market, Inc.*	94,653	4,553,756
US Foods Holding Corp.*	210,799	9,572,383

		44,498,828

Food Products (1.1%)
Darling Ingredients, Inc.*	148,681	7,410,261
Flowers Foods, Inc.	179,052	4,030,461
Ingredion, Inc.	60,758	6,594,066
Lancaster Colony Corp.	18,978	3,157,749
Pilgrim’s Pride Corp.*	37,516	1,037,693
Post Holdings, Inc.*	47,356	4,170,169

		26,400,399

Personal Care Products (0.5%)
BellRing Brands, Inc.*	122,505	6,790,452
Coty, Inc., Class A*	349,029	4,334,940

		11,125,392

Total Consumer Staples		96,644,995

Energy (5.0%)
Energy Equipment & Services (1.0%)
ChampionX Corp.	181,550	5,303,075
NOV, Inc.	367,133	7,445,457
Valaris Ltd.*	58,426	4,006,271
Weatherford International plc*	67,214	6,575,546

		23,330,349

Oil, Gas & Consumable Fuels (4.0%)
Antero Midstream Corp.	317,430	3,977,398
Antero Resources Corp.*	263,296	5,971,553
Chesapeake Energy Corp. (x)	103,833	7,988,911
Chord Energy Corp.	38,470	6,394,868
Civitas Resources, Inc.	79,530	5,438,261
CNX Resources Corp.*	148,048	2,960,960
DT Midstream, Inc.	90,311	4,949,043
Equitrans Midstream Corp.	403,792	4,110,603
HF Sinclair Corp.	145,906	8,107,996
Matador Resources Co.	103,260	5,871,364
Murphy Oil Corp.	136,768	5,834,523
Ovintiv, Inc.	236,536	10,388,661
PBF Energy, Inc., Class A	101,361	4,455,830
Permian Resources Corp.	351,059	4,774,402
Range Resources Corp.	224,892	6,845,712
Southwestern Energy Co.*	1,026,545	6,723,870

		94,793,955

Total Energy		118,124,304

Financials (16.0%)
Banks (5.7%)
Associated Banc-Corp.	138,505	2,962,622
Bank OZK	98,060	4,886,330
Cadence Bank	170,241	5,037,431
Columbia Banking System, Inc.	194,389	5,186,298
Commerce Bancshares, Inc.	111,413	5,950,568
Cullen/Frost Bankers, Inc.	59,691	6,475,877
East West Bancorp, Inc.	131,344	9,450,201
First Financial Bankshares, Inc.	119,702	3,626,971
First Horizon Corp.	520,764	7,374,018
FNB Corp.	334,422	4,604,991
Glacier Bancorp, Inc.	103,337	4,269,885
Hancock Whitney Corp.	80,291	3,901,340
Home BancShares, Inc.	174,884	4,429,812
International Bancshares Corp.	49,740	2,701,877
New York Community Bancorp, Inc.	673,346	6,888,329
Old National Bancorp	272,719	4,606,224
Pinnacle Financial Partners, Inc.	71,552	6,240,765
Prosperity Bancshares, Inc.	87,341	5,915,606
SouthState Corp.	70,891	5,986,745
Synovus Financial Corp.	136,295	5,131,507
Texas Capital Bancshares, Inc.*	44,754	2,892,451
UMB Financial Corp.	40,707	3,401,070
United Bankshares, Inc.	125,755	4,722,100
Valley National Bancorp	397,448	4,316,285
Webster Financial Corp.	160,334	8,138,554
Wintrust Financial Corp.	57,071	5,293,335

		134,391,192

Capital Markets (2.7%)
Affiliated Managers Group, Inc.	31,509	4,771,093
Carlyle Group, Inc. (The) (x)	201,753	8,209,329
Evercore, Inc., Class A	32,302	5,525,257
Federated Hermes, Inc., Class B	80,380	2,721,667
Houlihan Lokey, Inc., Class A	48,103	5,768,031
Interactive Brokers Group, Inc., Class A	99,736	8,268,114
Janus Henderson Group plc	123,512	3,723,887
Jefferies Financial Group, Inc.	156,892	6,340,005
Morningstar, Inc.	24,275	6,948,476
SEI Investments Co.	93,205	5,923,178
Stifel Financial Corp.	95,059	6,573,330

		64,772,367

Consumer Finance (0.7%)
Ally Financial, Inc.	253,003	8,834,865
FirstCash Holdings, Inc.	34,473	3,736,528
SLM Corp.	210,881	4,032,045

		16,603,438

Financial Services (1.8%)
Equitable Holdings, Inc.	296,536	9,874,649
Essent Group Ltd.	99,498	5,247,525
Euronet Worldwide, Inc.*	40,835	4,144,344
MGIC Investment Corp.	258,449	4,985,481
Voya Financial, Inc.	97,362	7,103,532
Western Union Co. (The)	339,576	4,047,746
WEX, Inc.*	39,830	7,748,926

		43,152,203

Insurance (4.5%)
American Financial Group, Inc.	60,902	7,240,639
Brighthouse Financial, Inc.*	59,838	3,166,627
CNO Financial Group, Inc.	104,541	2,916,694
Erie Indemnity Co., Class A	23,246	7,785,550
Fidelity National Financial, Inc.	240,965	12,294,034
First American Financial Corp.	96,163	6,196,744
Hanover Insurance Group, Inc. (The)	33,330	4,046,929
Kemper Corp.	56,144	2,732,529

See Notes to Financial Statements.

1277

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Kinsale Capital Group, Inc.	20,517	$6,871,348
Old Republic International Corp.	243,016	7,144,670
Primerica, Inc.	32,651	6,718,270
Reinsurance Group of America, Inc.	61,423	9,937,013
RenaissanceRe Holdings Ltd.	48,924	9,589,104
RLI Corp.	37,420	4,981,350
Selective Insurance Group, Inc.	56,467	5,617,337
Unum Group	170,873	7,726,877

		104,965,715

Mortgage Real Estate Investment Trusts (REITs) (0.6%)
Annaly Capital Management, Inc. (REIT)	466,075	9,027,873
Starwood Property Trust, Inc. (REIT) (x)	277,325	5,829,371

		14,857,244

Total Financials		378,742,159

Health Care (7.7%)
Biotechnology (1.5%)
Arrowhead Pharmaceuticals, Inc.*	99,902	3,057,001
Exelixis, Inc.*	289,822	6,952,830
Halozyme Therapeutics, Inc.*	123,113	4,550,257
Neurocrine Biosciences, Inc.*	91,569	12,065,131
United Therapeutics Corp.*	43,741	9,618,209

		36,243,428

Health Care Equipment & Supplies (2.4%)
Enovis Corp.*	46,301	2,593,782
Envista Holdings Corp.*	159,744	3,843,441
Globus Medical, Inc., Class A*	107,516	5,729,528
Haemonetics Corp.*	47,291	4,043,853
Inari Medical, Inc. (x)*	47,699	3,096,619
Integra LifeSciences Holdings Corp.*	63,387	2,760,504
Lantheus Holdings, Inc.*	63,831	3,957,522
LivaNova plc*	50,218	2,598,279
Masimo Corp.*	41,367	4,848,626
Neogen Corp.*	183,454	3,689,260
Penumbra, Inc.*	35,971	9,048,145
QuidelOrtho Corp.*	46,083	3,396,317
Shockwave Medical, Inc.*	34,387	6,552,787

		56,158,663

Health Care Providers & Services (2.1%)
Acadia Healthcare Co., Inc.*	85,944	6,683,005
Amedisys, Inc.*	30,413	2,891,060
Chemed Corp.	14,038	8,208,720
Encompass Health Corp.	93,414	6,232,582
HealthEquity, Inc.*	79,804	5,291,005
Option Care Health, Inc.*	165,083	5,561,646
Patterson Cos., Inc.	79,308	2,256,313
Progyny, Inc.*	77,706	2,889,109
R1 RCM, Inc.*	183,517	1,939,775
Tenet Healthcare Corp.*	94,645	7,152,323

		49,105,538

Health Care Technology (0.1%)
Doximity, Inc., Class A*	110,123	3,087,849

Life Sciences Tools & Services (1.1%)
Azenta, Inc.*	56,063	3,651,944
Bruker Corp.	86,428	6,350,729
Medpace Holdings, Inc.*	21,733	6,661,816
Repligen Corp.*	48,392	8,700,882
Sotera Health Co. (x)*	92,188	1,553,368

		26,918,739

Pharmaceuticals (0.5%)
Jazz Pharmaceuticals plc*	58,675	7,217,025
Perrigo Co. plc	126,289	4,063,980

		11,281,005

Total Health Care		182,795,222

Industrials (21.1%)
Aerospace & Defense (1.2%)
BWX Technologies, Inc.	85,245	6,540,849
Curtiss-Wright Corp.	35,640	7,940,236
Hexcel Corp.	78,390	5,781,262
Woodward, Inc.	56,309	7,665,344

		27,927,691

Air Freight & Logistics (0.3%)
GXO Logistics, Inc.*	110,864	6,780,442

Building Products (3.4%)
Advanced Drainage Systems, Inc.	63,896	8,986,333
Carlisle Cos., Inc.	45,372	14,175,574
Fortune Brands Innovations, Inc.	117,518	8,947,821
Lennox International, Inc.	29,810	13,340,571
Owens Corning	82,830	12,277,891
Simpson Manufacturing Co., Inc.	39,770	7,873,665
Trex Co., Inc.*	101,209	8,379,093
UFP Industries, Inc.	57,609	7,232,810

		81,213,758

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	41,987	3,692,757
Clean Harbors, Inc.*	46,935	8,190,627
MSA Safety, Inc.	34,439	5,814,336
Stericycle, Inc.*	86,230	4,273,559
Tetra Tech, Inc.	49,624	8,283,734

		30,255,013

Construction & Engineering (2.0%)
AECOM	129,291	11,950,367
Comfort Systems USA, Inc.	33,286	6,845,932
EMCOR Group, Inc.	43,844	9,445,313
Fluor Corp.*	158,787	6,219,687
MasTec, Inc.*	56,334	4,265,610
MDU Resources Group, Inc.	189,787	3,757,782
Valmont Industries, Inc.	19,470	4,546,440

		47,031,131

Electrical Equipment (1.6%)
Acuity Brands, Inc.	28,843	5,907,912
EnerSys	37,651	3,801,245
nVent Electric plc	154,627	9,136,909
Regal Rexnord Corp.	61,836	9,152,965
Sensata Technologies Holding plc	141,060	5,299,624
Sunrun, Inc.*	202,411	3,973,328

		37,271,983

Ground Transportation (2.0%)
Avis Budget Group, Inc.	17,216	3,051,708

See Notes to Financial Statements.

1278

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EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Hertz Global Holdings, Inc.*	123,357	$1,281,679
Knight-Swift Transportation Holdings, Inc., Class A	150,323	8,666,121
Landstar System, Inc.	33,501	6,487,469
Ryder System, Inc.	41,307	4,752,784
Saia, Inc.*	24,742	10,842,439
Werner Enterprises, Inc.	59,083	2,503,347
XPO, Inc.*	108,085	9,467,165

		47,052,712

Machinery (4.8%)
AGCO Corp.	57,923	7,032,431
Chart Industries, Inc.*	39,133	5,335,002
Crane Co.	45,525	5,378,323
Donaldson Co., Inc.	112,477	7,350,372
Esab Corp.	52,801	4,573,623
Flowserve Corp.	122,285	5,040,588
Graco, Inc.	157,308	13,648,042
ITT, Inc.	76,516	9,129,889
Lincoln Electric Holdings, Inc.	53,309	11,592,575
Middleby Corp. (The)*	49,957	7,352,172
Oshkosh Corp.	60,965	6,609,216
RBC Bearings, Inc.*	27,107	7,722,513
Terex Corp.	62,722	3,604,006
Timken Co. (The)	60,492	4,848,434
Toro Co. (The)	96,781	9,290,008
Watts Water Technologies, Inc., Class A	25,507	5,314,128

		113,821,322

Marine Transportation (0.2%)
Kirby Corp.*	55,080	4,322,678

Professional Services (2.9%)
ASGN, Inc.*	43,990	4,230,518
CACI International, Inc., Class A*	20,763	6,724,305
Concentrix Corp.	44,070	4,328,115
ExlService Holdings, Inc.*	153,705	4,741,799
Exponent, Inc.	47,179	4,153,639
FTI Consulting, Inc.*	33,095	6,590,869
Genpact Ltd.	155,547	5,399,037
Insperity, Inc.	33,008	3,869,198
KBR, Inc.	125,821	6,971,742
ManpowerGroup, Inc.	45,489	3,615,011
Maximus, Inc.	56,650	4,750,669
Paylocity Holding Corp.*	40,314	6,645,763
Science Applications International Corp.	49,335	6,133,327

		68,153,992

Trading Companies & Distributors (1.4%)
Core & Main, Inc., Class A*	115,693	4,675,154
GATX Corp.	33,085	3,977,479
MSC Industrial Direct Co., Inc., Class A	43,212	4,375,647
Watsco, Inc.	31,563	13,523,799
WESCO International, Inc.	40,938	7,118,299

		33,670,378

Total Industrials		497,501,100

Information Technology (9.6%)
Communications Equipment (0.5%)
Calix, Inc.*	54,634	2,386,959
Ciena Corp.*	137,786	6,201,748
Lumentum Holdings, Inc.*	62,443	3,273,262

		11,861,969

Electronic Equipment, Instruments & Components (2.4%)
Arrow Electronics, Inc.*	50,475	6,170,569
Avnet, Inc.	84,330	4,250,232
Belden, Inc.	38,847	3,000,931
Cognex Corp.	160,433	6,696,473
Coherent Corp.*	122,825	5,346,572
Crane NXT Co.	44,994	2,558,809
IPG Photonics Corp.*	27,550	2,990,277
Littelfuse, Inc.	23,199	6,207,125
Novanta, Inc.*	33,374	5,620,515
TD SYNNEX Corp.	47,804	5,144,189
Vishay Intertechnology, Inc.	117,653	2,820,142
Vontier Corp.	143,831	4,969,361

		55,775,195

IT Services (0.8%)
GoDaddy, Inc., Class A*	131,247	13,933,182
Kyndryl Holdings, Inc.*	213,857	4,443,948

		18,377,130

Semiconductors & Semiconductor Equipment (2.9%)
Allegro MicroSystems, Inc.*	66,363	2,008,808
Amkor Technology, Inc.	96,200	3,200,574
Cirrus Logic, Inc.*	50,232	4,178,800
Lattice Semiconductor Corp.*	128,640	8,874,874
MACOM Technology Solutions Holdings, Inc.*	50,437	4,688,119
MKS Instruments, Inc.	58,589	6,027,050
Onto Innovation, Inc.*	45,743	6,994,105
Power Integrations, Inc.	52,991	4,351,091
Rambus, Inc.*	100,197	6,838,445
Silicon Laboratories, Inc.*	29,617	3,917,441
Synaptics, Inc.*	36,534	4,167,799
Universal Display Corp.	40,606	7,766,304
Wolfspeed, Inc.*	116,801	5,082,011

		68,095,421

Software (2.5%)
Aspen Technology, Inc.*	26,121	5,750,538
Blackbaud, Inc.*	40,152	3,481,178
CommVault Systems, Inc.*	40,813	3,258,918
Dolby Laboratories, Inc., Class A	55,504	4,783,335
Dropbox, Inc., Class A*	238,757	7,038,556
Dynatrace, Inc.*	222,240	12,154,306
Manhattan Associates, Inc.*	57,378	12,354,631
Qualys, Inc.*	34,283	6,729,067
Teradata Corp.*	91,148	3,965,850

		59,516,379

Technology Hardware, Storage & Peripherals (0.5%)
Super Micro Computer, Inc.*	43,228	12,287,991

Total Information Technology		225,914,085

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Materials (7.1%)
Chemicals (2.4%)
Ashland, Inc.	47,756	$4,026,308
Avient Corp.	84,960	3,531,787
Axalta Coating Systems Ltd.*	205,114	6,967,722
Cabot Corp.	51,486	4,299,081
Chemours Co. (The)	138,342	4,363,307
Livent Corp.*	167,370	3,009,313
NewMarket Corp.	6,435	3,512,416
Olin Corp.	114,215	6,161,899
RPM International, Inc.	120,066	13,402,968
Scotts Miracle-Gro Co. (The)	38,729	2,468,974
Westlake Corp.	29,856	4,178,646

		55,922,421

Construction Materials (0.4%)
Eagle Materials, Inc.	32,514	6,595,140
Knife River Corp.*	52,719	3,488,943

		10,084,083

Containers & Packaging (1.8%)
AptarGroup, Inc.	61,307	7,578,771
Berry Global Group, Inc.	110,067	7,417,415
Crown Holdings, Inc.	112,440	10,354,600
Graphic Packaging Holding Co.	285,236	7,031,068
Greif, Inc., Class A	23,741	1,557,172
Silgan Holdings, Inc.	75,433	3,413,343
Sonoco Products Co.	91,293	5,100,540

		42,452,909

Metals & Mining (2.3%)
Alcoa Corp.	166,333	5,655,322
Cleveland-Cliffs, Inc.*	470,522	9,608,060
Commercial Metals Co.	108,953	5,452,008
MP Materials Corp.*	134,234	2,664,545
Reliance Steel & Aluminum Co.	53,562	14,980,220
Royal Gold, Inc.	61,224	7,405,655
United States Steel Corp.	207,868	10,112,778

		55,878,588

Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	59,810	4,236,342

Total Materials		168,574,343

Real Estate (8.0%)
Diversified REITs (0.6%)
WP Carey, Inc. (REIT)	203,799	13,208,213

Health Care REITs (0.9%)
Healthcare Realty Trust, Inc. (REIT), Class A	354,968	6,116,099
Medical Properties Trust, Inc. (REIT) (x)	558,258	2,741,047
Omega Healthcare Investors, Inc. (REIT)	228,330	7,000,598
Physicians Realty Trust (REIT)	222,266	2,958,360
Sabra Health Care REIT, Inc. (REIT)	215,493	3,075,085

		21,891,189

Hotel & Resort REITs (0.1%)
Park Hotels & Resorts, Inc. (REIT)	195,702	2,994,241

Industrial REITs (1.4%)
EastGroup Properties, Inc. (REIT)	43,179	7,925,074
First Industrial Realty Trust, Inc. (REIT)	123,278	6,493,052
Rexford Industrial Realty, Inc. (REIT)	196,739	11,037,058
STAG Industrial, Inc. (REIT)	169,221	6,643,616

		32,098,800

Office REITs (0.6%)
COPT Defense Properties (REIT)	104,891	2,688,356
Cousins Properties, Inc. (REIT)	141,451	3,444,332
Kilroy Realty Corp. (REIT)	99,432	3,961,371
Vornado Realty Trust (REIT)	148,997	4,209,165

		14,303,224

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.*	44,337	8,373,929

Residential REITs (0.9%)
Apartment Income REIT Corp. (REIT), Class A	136,995	4,757,837
Equity LifeStyle Properties, Inc. (REIT)	173,715	12,253,856
Independence Realty Trust, Inc. (REIT)	209,427	3,204,233

		20,215,926

Retail REITs (1.3%)
Agree Realty Corp. (REIT)	93,683	5,897,345
Brixmor Property Group, Inc. (REIT)	280,150	6,519,091
Kite Realty Group Trust (REIT)	204,465	4,674,070
NNN REIT, Inc. (REIT)	170,031	7,328,336
Spirit Realty Capital, Inc. (REIT)	131,718	5,754,759

		30,173,601

Specialized REITs (1.9%)
CubeSmart (REIT)	209,567	9,713,430
EPR Properties (REIT)	70,205	3,401,432
Gaming and Leisure Properties, Inc. (REIT)	248,855	12,280,994
Lamar Advertising Co. (REIT), Class A	81,621	8,674,680
National Storage Affiliates Trust (REIT)	72,009	2,986,213
PotlatchDeltic Corp. (REIT)	73,966	3,631,731
Rayonier, Inc. (REIT)	127,150	4,248,082

		44,936,562

Total Real Estate		188,195,685

Utilities (3.2%)
Electric Utilities (0.9%)
ALLETE, Inc.	53,568	3,276,219
IDACORP, Inc.	47,172	4,637,951
OGE Energy Corp.	186,664	6,520,173
PNM Resources, Inc.	79,997	3,327,875
Portland General Electric Co.	94,246	4,084,622

		21,846,840

Gas Utilities (1.0%)
National Fuel Gas Co.	85,574	4,293,248
New Jersey Resources Corp.	90,926	4,053,481
ONE Gas, Inc.	51,682	3,293,177
Southwest Gas Holdings, Inc.	55,990	3,546,967
Spire, Inc.	49,025	3,056,218

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
UGI Corp.	195,231	$4,802,683

		23,045,774

Independent Power and Renewable Electricity Producers (0.7%)
Ormat Technologies, Inc.	50,062	3,794,199
Vistra Corp.	313,239	12,065,966

		15,860,165

Multi-Utilities (0.2%)
Black Hills Corp.	63,367	3,418,650
Northwestern Energy Group, Inc.	57,077	2,904,648

		6,323,298

Water Utilities (0.4%)
Essential Utilities, Inc.	234,219	8,748,080

Total Utilities		75,824,157

Total Common Stocks (99.2%) (Cost $1,552,302,292)		2,343,551,990

SHORT-TERM INVESTMENTS:
Investment Companies (0.5%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	2,395,040	2,395,040
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	2,219,013	2,219,013
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	4,000,000	4,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	14,003	14,003
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	2,304,066	2,304,066

Total Investment Companies		10,932,122

Total Short-Term Investments (0.5%) (Cost $10,932,122)		10,932,122

Total Investments in Securities (99.7%) (Cost $1,563,234,414)		2,354,484,112
Other Assets Less Liabilities (0.3%)		6,441,028

Net Assets (100%)		$2,360,925,140

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $23,657,112. This was collateralized by $13,676,991 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.125%, maturing 1/15/24 – 11/15/53 and by cash of $10,932,122 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	51	3/2024	USD	14,328,450	815,269

					815,269

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$39,869,191	$—	$—	$39,869,191
Consumer Discretionary	371,366,749	—	—	371,366,749
Consumer Staples	96,644,995	—	—	96,644,995
Energy	118,124,304	—	—	118,124,304
Financials	378,742,159	—	—	378,742,159
Health Care	182,795,222	—	—	182,795,222
Industrials	497,501,100	—	—	497,501,100
Information Technology	225,914,085	—	—	225,914,085
Materials	168,574,343	—	—	168,574,343
Real Estate	188,195,685	—	—	188,195,685
Utilities	75,824,157	—	—	75,824,157
Futures	815,269	—	—	815,269
Short-Term Investments
Investment Companies	10,932,122	—	—	10,932,122

Total Assets	$2,355,299,381	$—	$—	$2,355,299,381

Total Liabilities	$—	$—	$—	$—

Total	$2,355,299,381	$—	$—	$2,355,299,381

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets - Unrealized appreciation	$815,269	*

Total		$815,269

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,589,558	$1,589,558

Total	$1,589,558	$1,589,558

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,274,406	$1,274,406

Total	$1,274,406	$1,274,406

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$16,823,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$433,739,196
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$479,174,690

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$903,261,807
Aggregate gross unrealized depreciation	(113,143,240)

Net unrealized appreciation	$790,118,567

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,565,180,814

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,563,234,414)	$2,354,484,112
Cash	15,673,958
Dividends, interest and other receivables	3,053,718
Receivable for securities sold	2,113,254
Due from broker for futures variation margin	801,713
Receivable for Portfolio shares sold	448,571
Securities lending income receivable	14,676
Other assets	9,729

Total assets	2,376,599,731

LIABILITIES
Payable for return of collateral on securities loaned	10,932,122
Payable for securities purchased	3,009,313
Investment management fees payable	548,294
Payable for Portfolio shares repurchased	491,569
Distribution fees payable – Class IB	457,173
Administrative fees payable	183,948
Distribution fees payable – Class IA	27,519
Trustees’ fees payable	56
Accrued expenses	24,597

Total liabilities	15,674,591

Commitments and contingent liabilities^
NET ASSETS	$2,360,925,140

Net assets were comprised of:
Paid in capital	$1,531,952,699
Total distributable earnings (loss)	828,972,441

Net assets	$2,360,925,140

Class IA
Net asset value, offering and redemption price per share, $132,317,043 / 8,496,503 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.57

Class IB
Net asset value, offering and redemption price per share, $2,205,335,784 / 145,111,978 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.20

Class K
Net asset value, offering and redemption price per share, $23,272,313 / 1,492,185 shares outstanding (unlimited amount authorized: $0.01 par value)	$15.60

(x)	Includes value of securities on loan of $23,657,112.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $957 foreign withholding tax)	$34,150,956
Interest	875,696
Securities lending (net)	382,538

Total income	35,409,190

EXPENSES
Investment management fees	7,578,490
Distribution fees – Class IB	5,112,092
Administrative fees	2,052,995
Distribution fees – Class IA	313,632
Printing and mailing expenses	225,222
Professional fees	156,902
Custodian fees	84,400
Trustees’ fees	78,945
Miscellaneous	43,297

Gross expenses	15,645,975
Less: Waiver from investment manager	(1,280,351)

Net expenses	14,365,624

NET INVESTMENT INCOME (LOSS)	21,043,566

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	101,396,147
Futures contracts	1,589,558

Net realized gain (loss)	102,985,705

Change in unrealized appreciation (depreciation) on:
Investments in securities	201,324,230
Futures contracts	1,274,406

Net change in unrealized appreciation (depreciation)	202,598,636

NET REALIZED AND UNREALIZED GAIN (LOSS)	305,584,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$326,627,907

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,043,566	$20,007,124
Net realized gain (loss)	102,985,705	108,440,003
Net change in unrealized appreciation (depreciation)	202,598,636	(472,270,033)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	326,627,907	(343,822,906)

Distributions to shareholders:
Class IA	(6,190,456)	(8,989,751)
Class IB	(104,854,324)	(149,516,239)
Class K	(1,152,752)	(1,803,605)

Total distributions to shareholders	(112,197,532)	(160,309,595)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 704,252 and 338,986 shares, respectively ]	10,467,130	5,266,829
Capital shares issued in reinvestment of dividends and distributions [ 408,302 and 623,738 shares, respectively ]	6,190,456	8,989,751
Capital shares repurchased [ (1,158,090) and (949,319) shares , respectively]	(17,215,162)	(14,755,710)

Total Class IA transactions	(557,576)	(499,130)

Class IB
Capital shares sold [ 8,327,978 and 6,676,323 shares, respectively ]	120,411,145	100,456,273
Capital shares issued in reinvestment of dividends and distributions [ 7,083,077 and 10,613,498 shares, respectively ]	104,854,324	149,516,239
Capital shares repurchased [ (12,889,770) and (11,920,049) shares , respectively]	(187,660,221)	(180,104,149)

Total Class IB transactions	37,605,248	69,868,363

Class K
Capital shares sold [ 156,747 and 91,904 shares, respectively ]	2,329,954	1,424,730
Capital shares issued in reinvestment of dividends and distributions [ 75,817 and 124,908 shares, respectively ]	1,152,752	1,803,605
Capital shares repurchased [ (351,086) and (301,269) shares , respectively]	(5,233,178)	(4,602,263)

Total Class K transactions	(1,750,472)	(1,373,928)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	35,297,200	67,995,305

TOTAL INCREASE (DECREASE) IN NET ASSETS	249,727,575	(436,137,196)
NET ASSETS:
Beginning of year	2,111,197,565	2,547,334,761

End of year	$2,360,925,140	$2,111,197,565

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$14.12	$17.63	$15.57	$14.68	$12.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.14	0.10	0.12	0.13
Net realized and unrealized gain (loss)	2.06	(2.54)	3.57	1.68	2.98

Total from investment operations	2.20	(2.40)	3.67	1.80	3.11

Less distributions:
Dividends from net investment income	(0.15)	(0.15)	(0.11)	(0.11)	(0.14)
Distributions from net realized gains	(0.60)	(0.96)	(1.50)	(0.80)	(0.60)

Total dividends and distributions	(0.75)	(1.11)	(1.61)	(0.91)	(0.74)

Net asset value, end of year	$15.57	$14.12	$17.63	$15.57	$14.68

Total return	15.77%	(13.65)%	23.93%	12.80%	25.43%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$132,317	$120,653	$150,325	$127,485	$123,215
Ratio of expenses to average net assets:
After waivers (f)	0.66%	0.66%	0.69%	0.72%	0.72%
Before waivers (f)	0.72%	0.71%	0.70%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.95%	0.90%	0.58%	0.89%	0.94%
Before waivers (f)	0.90%	0.86%	0.57%	0.89%	0.94%
Portfolio turnover rate^	20%	14%	18%	17%	17%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$13.80	$17.25	$15.27	$14.41	$12.10

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.14	0.10	0.12	0.13
Net realized and unrealized gain (loss)	2.01	(2.48)	3.49	1.65	2.92

Total from investment operations	2.15	(2.34)	3.59	1.77	3.05

Less distributions:
Dividends from net investment income	(0.15)	(0.15)	(0.11)	(0.11)	(0.14)
Distributions from net realized gains	(0.60)	(0.96)	(1.50)	(0.80)	(0.60)

Total dividends and distributions	(0.75)	(1.11)	(1.61)	(0.91)	(0.74)

Net asset value, end of year	$15.20	$13.80	$17.25	$15.27	$14.41

Total return	15.77%	(13.60)%	23.87%	12.84%	25.37%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,205,336	$1,967,768	$2,367,101	$2,016,103	$1,864,800
Ratio of expenses to average net assets:
After waivers (f)	0.66%	0.66%	0.69%	0.72%	0.72%
Before waivers (f)	0.72%	0.71%	0.70%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.96%	0.91%	0.58%	0.89%	0.94%
Before waivers (f)	0.90%	0.86%	0.57%	0.89%	0.94%
Portfolio turnover rate^	20%	14%	18%	17%	17%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$14.14	$17.64	$15.58	$14.68	$12.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.18	0.18	0.15	0.15	0.17
Net realized and unrealized gain (loss)	2.07	(2.54)	3.56	1.70	2.97

Total from investment operations	2.25	(2.36)	3.71	1.85	3.14

Less distributions:
Dividends from net investment income	(0.19)	(0.18)	(0.15)	(0.15)	(0.17)
Distributions from net realized gains	(0.60)	(0.96)	(1.50)	(0.80)	(0.60)

Total dividends and distributions	(0.79)	(1.14)	(1.65)	(0.95)	(0.77)

Net asset value, end of year	$15.60	$14.14	$17.64	$15.58	$14.68

Total return	16.08%	(13.37)%	24.18%	13.10%	25.72%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$23,272	$22,777	$29,909	$25,082	$27,665
Ratio of expenses to average net assets:
After waivers (f)	0.41%	0.41%	0.44%	0.47%	0.47%
Before waivers (f)	0.47%	0.46%	0.45%	0.47%	0.47%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.20%	1.15%	0.83%	1.13%	1.19%
Before waivers (f)	1.14%	1.10%	0.82%	1.13%	1.18%
Portfolio turnover rate^	20%	14%	18%	17%	17%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC
➢	Diamond Hill Capital Management, Inc.
➢	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	13.14%	10.36%	7.21%
Portfolio – Class IB Shares	13.19	10.36	7.21
Portfolio – Class K Shares	13.45	10.63	7.48
Russell Midcap® Value Index	12.71	11.16	8.26

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 13.19% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell Midcap® Value Index, which returned 12.71% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Overweight allocation and stock selection in Industrials contributed the most to relative results. Standouts in the sector including leading industrial distributor WESCO International, Inc., fabrication technology company ESAB Corp. and supplier of building materials Builders Firstsource Inc.

•	Stock selection within the Consumer Staples and Information Technology sectors contributed to relative performance.

•

In the Consumer Discretionary sector, homebuilder NVR, Inc. benefitted from a solid first half in 2023 as its core mid-Atlantic markets remained strong despite higher interest rates — a combination which allowed NVR to generate solid earnings and some of the best operational performance among its peers.

What hurt performance during the year:

•

The Financials sector provided the largest headwinds to relative return due to security selection, and security selection within Materials sector was also a significant source of negative relative return. Within the Financials sector, overweight positions in Western Alliance Bancorp, James River Group Holdings, Ltd., FMC Corp. and SVB Financial Group were notable individual detractors.

•

Other bottom performers were Ashland, Inc. in Materials and UGI Corp. in Utilities. Ashland is a high-quality, specialty ingredients company providing both natural and synthetic ingredients to customers in the pharmaceuticals, home and personal care, and coatings industries. During Q2, Ashland’s customers — primarily distributors — destocked, which in turn led management to lower full-year guidance and pressured shares. Propane distributor UGI had struggled to stem customer churn and consequently infused a small amount of equity into the business in Q2 to meet its debt covenants — in turn pressuring shares.

Sector Weightings as of December 31, 2023	% of Net Assets
Industrials	15.9%
Financials	15.0
Exchange Traded Funds	10.3
Consumer Discretionary	8.5
Real Estate	8.3
Information Technology	7.2
Investment Companies	5.7
Materials	5.4
Health Care	5.0
Utilities	4.2
Energy	4.0
Consumer Staples	3.4
Communication Services	2.2
Cash and Other	4.9

100.0%

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UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,065.80	$4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.40	4.86
Class IB
Actual	1,000.00	1,065.40	4.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.40	4.86
Class K
Actual	1,000.00	1,066.90	3.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.66	3.59

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.95%, 0.95% and 0.70%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Parent, Inc.*	26,620	$674,551
Iridium Communications, Inc.	904	37,208

		711,759

Entertainment (1.0%)
AMC Entertainment Holdings, Inc., Class A*	21,560	131,947
Electronic Arts, Inc.	29,452	4,029,328
Liberty Media Corp.-Liberty Formula One, Class A*	2,595	150,458
Liberty Media Corp.-Liberty Formula One, Class C*	66,319	4,186,719
Liberty Media Corp.-Liberty Live, Class A*	2,214	80,922
Liberty Media Corp.-Liberty Live, Class C*	5,290	197,793
Live Nation Entertainment, Inc.*	13,174	1,233,086
Madison Square Garden Sports Corp.*	1,968	357,842
Playtika Holding Corp.*	789	6,880
Roku, Inc.*	11,729	1,075,080
Take-Two Interactive Software, Inc.*	17,940	2,887,443
Warner Bros Discovery, Inc.*	239,719	2,728,002

		17,065,500

Interactive Media & Services (0.5%)
Cargurus, Inc., Class A*	121,201	2,928,216
IAC, Inc.*	8,240	431,611
Match Group, Inc.*	3,128	114,172
Taboola.com Ltd.*	502,723	2,176,791
TripAdvisor, Inc.*	11,937	257,004
ZoomInfo Technologies, Inc., Class A*	112,845	2,086,504

		7,994,298

Media (0.6%)
Cable One, Inc.	594	330,615
Fox Corp., Class A	26,819	795,720
Fox Corp., Class B	14,374	397,441
Interpublic Group of Cos., Inc. (The)	41,931	1,368,628
Liberty Broadband Corp., Class A*	1,297	104,590
Liberty Broadband Corp., Class C*	10,212	822,985
Liberty Media Corp.-Liberty SiriusXM*	16,499	474,841
Liberty Media Corp.-Liberty SiriusXM, Class A*	8,415	241,847
New York Times Co. (The), Class A	17,771	870,601
News Corp., Class A	42,031	1,031,861
News Corp., Class B	13,195	339,375
Nexstar Media Group, Inc., Class A	2,387	374,162
Omnicom Group, Inc.	21,463	1,856,764
Paramount Global, Class A (x)	1,458	28,664
Paramount Global, Class B	62,208	920,057
Sirius XM Holdings, Inc. (x)	68,340	373,820

		10,331,971

Total Communication Services		36,103,528

Consumer Discretionary (8.5%)
Automobile Components (1.1%)
Aptiv plc*	29,447	2,641,985
BorgWarner, Inc.	56,319	2,019,036
Gentex Corp.	162,695	5,313,619
Goodyear Tire & Rubber Co. (The)*	216,020	3,093,406
Lear Corp.	18,149	2,562,820
Phinia, Inc.	5,287	160,143
QuantumScape Corp., Class A (x)*	36,789	255,684
Visteon Corp.*	18,006	2,248,949

		18,295,642

Automobiles (0.2%)
Harley-Davidson, Inc.	14,121	520,218
Lucid Group, Inc. (x)*	79,347	334,051
Rivian Automotive, Inc., Class A (x)*	72,113	1,691,771
Thor Industries, Inc.	5,570	658,652

		3,204,692

Broadline Retail (0.3%)
eBay, Inc.	54,540	2,379,035
Etsy, Inc.*	5,829	472,440
Kohl’s Corp.	12,523	359,160
Macy’s, Inc.	29,419	591,910
Nordstrom, Inc. (x)	12,930	238,558
Ollie’s Bargain Outlet Holdings, Inc.*	4,422	335,586

		4,376,689

Distributors (0.2%)
Genuine Parts Co.	15,259	2,113,372
LKQ Corp.	28,974	1,384,667

		3,498,039

Diversified Consumer Services (0.1%)
ADT, Inc.	22,197	151,384
Bright Horizons Family Solutions, Inc.*	5,445	513,137
Grand Canyon Education, Inc.*	2,303	304,088
H&R Block, Inc.	5,452	263,713
Mister Car Wash, Inc. (x)*	8,481	73,276
Service Corp. International	9,985	683,473

		1,989,071

Hotels, Restaurants & Leisure (2.7%)
Aramark	25,028	703,287
Boyd Gaming Corp.	7,931	496,560
Caesars Entertainment, Inc.*	13,339	625,332
Carnival Corp.*	108,113	2,004,415
Cava Group, Inc. (x)*	623	26,776
Darden Restaurants, Inc.	6,990	1,148,457
Denny’s Corp.*	191,951	2,088,427
DoorDash, Inc., Class A*	7,122	704,295
Expedia Group, Inc.*	3,993	606,097
Hilton Worldwide Holdings, Inc.	14,695	2,675,813
Hyatt Hotels Corp., Class A (x)	4,789	624,533
International Game Technology plc	102,623	2,812,896
Marriott Vacations Worldwide Corp.	4,139	351,360
MGM Resorts International*	30,701	1,371,721
Norwegian Cruise Line Holdings Ltd.*	34,890	699,196
Penn Entertainment, Inc.*	16,451	428,055
Planet Fitness, Inc., Class A*	34,006	2,482,438

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Red Rock Resorts, Inc., Class A	246,458	$13,143,605
Royal Caribbean Cruises Ltd.*	17,797	2,304,533
Travel + Leisure Co.	4,601	179,853
Vail Resorts, Inc.	10,681	2,280,073
Wyndham Hotels & Resorts, Inc.	60,326	4,850,814
Wynn Resorts Ltd.	10,535	959,844
Yum! Brands, Inc.	3,689	482,005

		44,050,385

Household Durables (2.1%)
Century Communities, Inc.	28,132	2,563,950
DR Horton, Inc.	33,857	5,145,587
Garmin Ltd.	16,714	2,148,418
Leggett & Platt, Inc.	14,123	369,599
Lennar Corp., Class A	26,679	3,976,238
Lennar Corp., Class B	1,556	208,582
Meritage Homes Corp.	15,516	2,702,887
Mohawk Industries, Inc.*	5,738	593,883
Newell Brands, Inc.	40,287	349,691
NVR, Inc.*	1,540	10,780,693
PulteGroup, Inc.	23,308	2,405,852
Tempur Sealy International, Inc.	14,460	737,026
Toll Brothers, Inc.	11,856	1,218,678
TopBuild Corp.*	3,199	1,197,258
Whirlpool Corp.	5,892	717,469

		35,115,811

Leisure Products (0.2%)
Brunswick Corp.	7,083	685,280
Hasbro, Inc.	13,992	714,432
Mattel, Inc.*	38,792	732,393
Polaris, Inc.	5,304	502,660

		2,634,765

Specialty Retail (0.9%)
Advance Auto Parts, Inc.	6,291	383,940
AutoNation, Inc.*	3,062	459,851
Bath & Body Works, Inc.	24,720	1,066,915
Best Buy Co., Inc.	18,289	1,431,663
Burlington Stores, Inc.*	11,732	2,281,639
CarMax, Inc.*	43,211	3,316,012
Dick’s Sporting Goods, Inc.	6,052	889,341
GameStop Corp., Class A (x)*	28,796	504,794
Gap, Inc. (The)	20,954	438,148
Lithia Motors, Inc., Class A	2,899	954,583
Murphy USA, Inc.	119	42,431
Penske Automotive Group, Inc.	2,086	334,824
Petco Health & Wellness Co., Inc., Class A*	6,429	20,316
RH*	1,414	412,153
Ross Stores, Inc.	2,377	328,953
Valvoline, Inc.*	11,109	417,476
Victoria’s Secret & Co.*	4,909	130,285
Wayfair, Inc., Class A*	6,059	373,840
Williams-Sonoma, Inc.	6,037	1,218,146

		15,005,310

Textiles, Apparel & Luxury Goods (0.7%)
Birkenstock Holding plc (x)*	2,310	112,566
Capri Holdings Ltd.*	12,222	614,033
Carter’s, Inc.	4,169	312,216
Columbia Sportswear Co.	4,050	322,137
PVH Corp.	6,515	795,612
Ralph Lauren Corp.	4,404	635,057
Skechers USA, Inc., Class A*	13,376	833,860
Steven Madden Ltd.	110,252	4,630,584
Tapestry, Inc.	23,319	858,372
Under Armour, Inc., Class A*	21,360	187,755
Under Armour, Inc., Class C*	20,429	170,582
VF Corp.	38,014	714,663
Wolverine World Wide, Inc.	114,839	1,020,919

		11,208,356

Total Consumer Discretionary		139,378,760

Consumer Staples (3.4%)
Beverages (0.1%)
Boston Beer Co., Inc. (The), Class A*	82	28,339
Brown-Forman Corp., Class A	1,142	68,052
Brown-Forman Corp., Class B	4,294	245,187
Molson Coors Beverage Co., Class B	19,011	1,163,663

		1,505,241

Consumer Staples Distribution & Retail (1.1%)
Albertsons Cos., Inc., Class A	41,109	945,507
BJ’s Wholesale Club Holdings, Inc.*	9,460	630,604
Casey’s General Stores, Inc.	3,515	965,711
Dollar Tree, Inc.*	22,690	3,223,114
Grocery Outlet Holding Corp.*	10,547	284,347
Kroger Co. (The)	70,996	3,245,227
Maplebear, Inc.*	995	23,353
Performance Food Group Co.*	8,808	609,073
US Foods Holding Corp.*	118,127	5,364,147
Walgreens Boots Alliance, Inc.	77,935	2,034,883

		17,325,966

Food Products (2.2%)
Bunge Global SA	15,741	1,589,054
Cal-Maine Foods, Inc.	120,369	6,907,977
Campbell Soup Co.	20,596	890,365
Conagra Brands, Inc.	51,745	1,483,012
Darling Ingredients, Inc.*	17,092	851,865
Flowers Foods, Inc.	20,225	455,265
Freshpet, Inc.*	3,397	294,724
Hormel Foods Corp.	31,445	1,009,699
Ingredion, Inc.	7,242	785,974
J M Smucker Co. (The)	11,168	1,411,412
Kellanova	28,264	1,580,240
Lamb Weston Holdings, Inc.	923	99,767
Lancaster Colony Corp.	33,048	5,498,857
McCormick & Co., Inc. (Non-Voting)	27,337	1,870,397
Pilgrim’s Pride Corp.*	4,653	128,702
Post Holdings, Inc.*	111,443	9,813,671
Seaboard Corp.	25	89,252
Tyson Foods, Inc., Class A	30,224	1,624,540
WK Kellogg Co.	7,227	94,963

		36,479,736

Household Products (0.0%)†
Church & Dwight Co., Inc.	2,880	272,333
Reynolds Consumer Products, Inc.	6,154	165,173
Spectrum Brands Holdings, Inc.	3,799	303,046

		740,552

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Personal Care Products (0.0%)†
Coty, Inc., Class A*	41,197	$511,667
Olaplex Holdings, Inc.*	14,763	37,498

		549,165

Total Consumer Staples		56,600,660

Energy (4.0%)
Energy Equipment & Services (0.6%)
Baker Hughes Co.	110,223	3,767,422
Halliburton Co.	78,100	2,823,315
NOV, Inc.	42,085	853,484
Seadrill Ltd.*	41,409	1,957,817
TechnipFMC plc	47,735	961,383

		10,363,421

Oil, Gas & Consumable Fuels (3.4%)
Antero Midstream Corp.	25,586	320,593
Antero Resources Corp.*	31,149	706,459
APA Corp.	4,009	143,843
Chesapeake Energy Corp. (x)	13,797	1,061,541
Chord Energy Corp.	18,800	3,125,124
Civitas Resources, Inc.	33,533	2,292,987
Coterra Energy, Inc.	358,427	9,147,057
Devon Energy Corp.	69,736	3,159,041
Diamondback Energy, Inc.	33,653	5,218,907
DT Midstream, Inc.	10,550	578,140
EQT Corp.	39,211	1,515,897
Hess Corp.	13,365	1,926,698
HF Sinclair Corp.	15,741	874,727
Marathon Oil Corp.	174,811	4,223,434
ONEOK, Inc.	59,830	4,201,263
Ovintiv, Inc.	84,128	3,694,902
Phillips 66	48,454	6,451,166
Range Resources Corp.	25,796	785,230
Southwestern Energy Co.*	120,726	790,755
Williams Cos., Inc. (The)	132,519	4,615,637

		54,833,401

Total Energy		65,196,822

Financials (15.0%)
Banks (5.1%)
Ameris Bancorp	67,207	3,565,331
Bank OZK	75,392	3,756,783
BankUnited, Inc.	46,848	1,519,281
BOK Financial Corp.	63,889	5,472,093
Cadence Bank	139,269	4,120,970
Citizens Financial Group, Inc.	50,554	1,675,360
Columbia Banking System, Inc.	164,988	4,401,880
Comerica, Inc.	14,308	798,529
Commerce Bancshares, Inc.	13,047	696,840
Cullen/Frost Bankers, Inc.	6,436	698,242
East West Bancorp, Inc.	15,134	1,088,891
Fifth Third Bancorp	73,842	2,546,811
First Citizens BancShares, Inc., Class A	2,184	3,099,030
First Hawaiian, Inc.	14,411	329,435
First Horizon Corp.	164,139	2,324,208
FNB Corp.	38,689	532,748
Huntington Bancshares, Inc.	156,461	1,990,184
KeyCorp	101,331	1,459,166
Live Oak Bancshares, Inc.	151,643	6,899,757
M&T Bank Corp.	17,994	2,466,618
New York Community Bancorp, Inc.	505,590	5,172,186
NU Holdings Ltd., Class A*	79,045	658,445
Pinnacle Financial Partners, Inc.	8,180	713,460
Popular, Inc.	7,610	624,553
Prosperity Bancshares, Inc.	9,450	640,048
Regions Financial Corp.	101,673	1,970,423
SouthState Corp.	45,121	3,810,468
Synovus Financial Corp.	116,336	4,380,050
TFS Financial Corp.	5,672	83,322
Triumph Financial, Inc.*	24,755	1,984,856
Webster Financial Corp.	244,210	12,396,100
Western Alliance Bancorp	11,755	773,361
Wintrust Financial Corp.	6,582	610,480
Zions Bancorp NA	15,820	694,023

		83,953,932

Capital Markets (2.5%)
Affiliated Managers Group, Inc.	3,862	584,784
Bank of New York Mellon Corp. (The)	83,808	4,362,206
Blue Owl Capital, Inc., Class A (x)	41,324	615,728
Carlyle Group, Inc. (The)	23,184	943,357
Cboe Global Markets, Inc.	11,440	2,042,726
Coinbase Global, Inc., Class A*	18,433	3,205,867
Evercore, Inc., Class A	3,870	661,963
Franklin Resources, Inc.	31,356	934,095
Houlihan Lokey, Inc., Class A	5,013	601,109
Interactive Brokers Group, Inc., Class A	11,327	939,008
Invesco Ltd.	38,858	693,227
Janus Henderson Group plc	14,275	430,391
Jefferies Financial Group, Inc.	19,699	796,037
KKR & Co., Inc.	54,441	4,510,437
Lazard Ltd., Class A	11,635	404,898
MSCI, Inc.	4,178	2,363,286
Nasdaq, Inc.	37,155	2,160,192
Northern Trust Corp.	22,286	1,880,493
Raymond James Financial, Inc.	20,583	2,295,005
Robinhood Markets, Inc., Class A*	72,192	919,726
SEI Investments Co.	11,063	703,054
State Street Corp.	33,526	2,596,924
Stifel Financial Corp.	40,510	2,801,266
T. Rowe Price Group, Inc.	23,997	2,584,237
TPG, Inc., Class A	5,162	222,844
Tradeweb Markets, Inc., Class A	8,222	747,215
Virtu Financial, Inc., Class A	10,124	205,112
XP, Inc., Class A	31,871	830,877

		42,036,064

Consumer Finance (0.8%)
Ally Financial, Inc.	29,839	1,041,978
Bread Financial Holdings, Inc.	73,205	2,411,373
Credit Acceptance Corp.*	710	378,238
Discover Financial Services	27,142	3,050,761
OneMain Holdings, Inc.	12,181	599,305
PRA Group, Inc.*	95,808	2,510,170
SLM Corp.	14,916	285,194
SoFi Technologies, Inc. (x)*	101,069	1,005,636
Synchrony Financial	45,286	1,729,472

		13,012,127

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Financial Services (1.6%)
Affirm Holdings, Inc., Class A (x)*	24,487	$1,203,291
Block, Inc., Class A*	37,383	2,891,575
Euronet Worldwide, Inc.*	2,685	272,501
Fidelity National Information Services, Inc.	64,413	3,869,289
FleetCor Technologies, Inc.*	570	161,088
Global Payments, Inc.	28,060	3,563,620
Jack Henry & Associates, Inc.	5,402	882,741
MGIC Investment Corp.	29,751	573,897
Mr Cooper Group, Inc.*	107,505	7,000,725
NCR Atleos Corp.*	7,228	175,568
Rocket Cos., Inc., Class A (x)*	9,879	143,048
UWM Holdings Corp., Class A	6,752	48,277
Voya Financial, Inc.	69,877	5,098,226
Western Union Co. (The)	24,248	289,036
WEX, Inc.*	2,496	485,597

		26,658,479

Insurance (4.8%)
Aegon Ltd. (Registered) (NYRS)	783,727	4,514,268
Aflac, Inc.	64,217	5,297,903
Allstate Corp. (The)	28,538	3,994,749
American Financial Group, Inc.	7,827	930,552
Arch Capital Group Ltd.*	33,424	2,482,400
Arthur J Gallagher & Co.	21,749	4,890,915
Assurant, Inc.	5,826	981,623
Assured Guaranty Ltd.	6,111	457,286
Axis Capital Holdings Ltd.	8,387	464,388
Brighthouse Financial, Inc.*	19,323	1,022,573
Brown & Brown, Inc.	30,061	2,137,638
Cincinnati Financial Corp.	16,700	1,727,782
CNA Financial Corp.	2,949	124,772
Enstar Group Ltd.*	9,136	2,689,182
Everest Group Ltd.	14,887	5,263,745
Fidelity National Financial, Inc.	28,214	1,439,478
First American Financial Corp.	10,897	702,203
Globe Life, Inc.	9,554	1,162,913
Hanover Insurance Group, Inc. (The)	35,571	4,319,031
Hartford Financial Services Group, Inc. (The)	32,125	2,582,208
James River Group Holdings Ltd.	157,563	1,455,882
Kemper Corp.	121,517	5,914,232
Lincoln National Corp.	16,818	453,581
Loews Corp.	44,254	3,079,636
Markel Group, Inc.*	1,429	2,029,037
Old Republic International Corp.	28,109	826,405
Primerica, Inc.	1,443	296,912
Principal Financial Group, Inc.	26,299	2,068,942
Prudential Financial, Inc.	39,513	4,097,893
Reinsurance Group of America, Inc.	7,229	1,169,508
RenaissanceRe Holdings Ltd.	24,102	4,723,992
RLI Corp.	3,376	449,413
Unum Group	21,261	961,422
W R Berkley Corp.	21,636	1,530,098
White Mountains Insurance Group Ltd.	265	398,828
Willis Towers Watson plc	9,846	2,374,855

		79,016,245

Mortgage Real Estate Investment Trusts (REITs) (0.2%)
AGNC Investment Corp. (REIT)	70,274	689,388
Annaly Capital Management, Inc. (REIT)	53,513	1,036,547
Rithm Capital Corp. (REIT)	52,292	558,478
Starwood Property Trust, Inc. (REIT) (x)	32,040	673,481

		2,957,894

Total Financials		247,634,741

Health Care (5.0%)
Biotechnology (0.6%)
Alnylam Pharmaceuticals, Inc.*	2,627	502,834
Biogen, Inc.*	15,676	4,056,478
BioMarin Pharmaceutical, Inc.*	17,952	1,730,932
Exact Sciences Corp.*	12,560	929,189
Exelixis, Inc.*	9,522	228,433
Incyte Corp.*	5,474	343,712
Ionis Pharmaceuticals, Inc.*	2,243	113,473
Karuna Therapeutics, Inc.*	427	135,150
Mirati Therapeutics, Inc.*	5,949	349,504
Roivant Sciences Ltd.*	2,420	27,177
United Therapeutics Corp.*	4,909	1,079,440

		9,496,322

Health Care Equipment & Supplies (2.4%)
Baxter International, Inc.	54,996	2,126,145
Boston Scientific Corp.*	28,778	1,663,656
Cooper Cos., Inc. (The)	5,285	2,000,055
Dentsply Sirona, Inc.	141,810	5,047,018
Enovis Corp.*	114,368	6,406,895
Envista Holdings Corp.*	103,290	2,485,157
Globus Medical, Inc., Class A*	9,438	502,951
Hologic, Inc.*	26,430	1,888,424
ICU Medical, Inc.*	28,414	2,834,012
Integra LifeSciences Holdings Corp.*	97,939	4,265,244
QuidelOrtho Corp.*	5,697	419,869
STERIS plc	10,790	2,372,182
Tandem Diabetes Care, Inc.*	6,315	186,798
Teleflex, Inc.	16,704	4,164,975
Zimmer Biomet Holdings, Inc.	22,847	2,780,480

		39,143,861

Health Care Providers & Services (0.9%)
Acadia Healthcare Co., Inc.*	9,840	765,159
agilon health, Inc.*	3,380	42,419
Amedisys, Inc.*	3,380	321,303
Cardinal Health, Inc.	13,098	1,320,278
Chemed Corp.	474	277,172
Encompass Health Corp.	59,229	3,951,759
Henry Schein, Inc.*	14,127	1,069,555
Laboratory Corp. of America Holdings	9,224	2,096,523
Molina Healthcare, Inc.*	2,849	1,029,372
Premier, Inc., Class A	13,437	300,451
Quest Diagnostics, Inc.	12,182	1,679,654
R1 RCM, Inc.*	17,324	183,115
Tenet Healthcare Corp.*	11,120	840,338
Universal Health Services, Inc., Class B	6,523	994,366

		14,871,464

See Notes to Financial Statements.

1293

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Health Care Technology (0.0%)†
Certara, Inc.*	8,633	$151,854
Doximity, Inc., Class A*	6,953	194,962
Teladoc Health, Inc.*	17,738	382,254

		729,070

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	6,055	841,827
Avantor, Inc.*	73,388	1,675,448
Azenta, Inc.*	6,448	420,023
Bio-Rad Laboratories, Inc., Class A*	2,220	716,816
Bio-Techne Corp.	1,005	77,546
Charles River Laboratories International, Inc.*	5,519	1,304,692
Fortrea Holdings, Inc.*	10,030	350,047
ICON plc*	7,544	2,135,480
Illumina, Inc.*	12,076	1,681,462
IQVIA Holdings, Inc.*	1,526	353,086
Maravai LifeSciences Holdings, Inc., Class A*	5,241	34,328
QIAGEN NV*	24,730	1,074,024
Repligen Corp.*	3,365	605,027
Revvity, Inc.	13,419	1,466,831
Sotera Health Co.*	3,323	55,992

		12,792,629

Pharmaceuticals (0.3%)
Catalent, Inc.*	19,287	866,565
Elanco Animal Health, Inc.*	53,287	793,976
Jazz Pharmaceuticals plc*	3,140	386,220
Organon & Co.	28,949	417,445
Perrigo Co. plc	14,601	469,860
Royalty Pharma plc, Class A	40,387	1,134,471
Viatris, Inc.	130,119	1,409,189

		5,477,726

Total Health Care		82,511,072

Industrials (15.9%)
Aerospace & Defense (1.0%)
BWX Technologies, Inc.	8,231	631,565
Curtiss-Wright Corp.	16,622	3,703,215
HEICO Corp.	536	95,875
HEICO Corp., Class A	896	127,626
Hexcel Corp.	9,164	675,845
Howmet Aerospace, Inc.	41,258	2,232,883
Huntington Ingalls Industries, Inc.	4,237	1,100,095
Mercury Systems, Inc.*	5,618	205,450
Spirit AeroSystems Holdings, Inc., Class A*	10,625	337,662
Textron, Inc.	21,510	1,729,834
TransDigm Group, Inc.	4,792	4,847,587
Woodward, Inc.	6,523	887,976

		16,575,613

Air Freight & Logistics (0.2%)
CH Robinson Worldwide, Inc.	2,879	248,717
Expeditors International of Washington, Inc.	13,857	1,762,610
GXO Logistics, Inc.*	12,873	787,313

		2,798,640

Building Products (1.9%)
A.O. Smith Corp.	11,917	982,437
Allegion plc	746	94,511
Armstrong World Industries, Inc.	3,294	323,866
AZEK Co., Inc. (The), Class A*	14,438	552,253
Builders FirstSource, Inc.*	40,909	6,829,348
Carlisle Cos., Inc.	5,264	1,644,632
Carrier Global Corp.	90,653	5,208,015
Fortune Brands Innovations, Inc.	95,055	7,237,488
Hayward Holdings, Inc.*	14,764	200,790
Lennox International, Inc.	3,476	1,555,580
Masco Corp.	24,456	1,638,063
Owens Corning	9,765	1,447,466
Trane Technologies plc	17,468	4,260,445

		31,974,894

Commercial Services & Supplies (0.5%)
Cintas Corp.	1,034	623,150
Clean Harbors, Inc.*	5,493	958,583
Driven Brands Holdings, Inc.*	5,965	85,061
MSA Safety, Inc.	3,330	562,204
RB Global, Inc.	4,838	323,614
Republic Services, Inc.	22,473	3,706,022
Stericycle, Inc.*	9,958	493,519
Tetra Tech, Inc.	4,766	795,588
Vestis Corp.	12,946	273,679

		7,821,420

Construction & Engineering (0.5%)
AECOM	14,237	1,315,926
EMCOR Group, Inc.	3,369	725,784
Fluor Corp.*	61,448	2,406,918
MasTec, Inc.*	6,695	506,945
MDU Resources Group, Inc.	21,687	429,403
Quanta Services, Inc.	11,525	2,487,095
Valmont Industries, Inc.	2,090	488,036
WillScot Mobile Mini Holdings Corp.*	15,420	686,190

		9,046,297

Electrical Equipment (1.4%)
Acuity Brands, Inc.	3,334	682,903
AMETEK, Inc.	25,024	4,126,207
Generac Holdings, Inc.*	6,689	864,486
Hubbell, Inc., Class B	3,157	1,038,432
nVent Electric plc	17,889	1,057,061
Plug Power, Inc. (x)*	58,872	264,924
Regal Rexnord Corp.	64,269	9,513,098
Sensata Technologies Holding plc	90,950	3,416,992
Sunrun, Inc.*	23,912	469,393
Vertiv Holdings Co., Class A	34,605	1,662,078

		23,095,574

Ground Transportation (0.7%)
Avis Budget Group, Inc.	1,519	269,258
Hertz Global Holdings, Inc.*	15,237	158,312
JB Hunt Transport Services, Inc.	7,189	1,435,931
Knight-Swift Transportation Holdings, Inc., Class A	109,314	6,301,952
Landstar System, Inc.	826	159,955
Old Dominion Freight Line, Inc.	772	312,915
Ryder System, Inc.	4,693	539,976

See Notes to Financial Statements.

1294

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Saia, Inc.*	2,564	$1,123,596
Schneider National, Inc., Class B	5,853	148,959
U-Haul Holding Co. (Nasdaq Stock Exchange) (x)*	626	44,947
U-Haul Holding Co. (New York Stock exchange)	6,873	484,134
XPO, Inc.*	12,298	1,077,182

		12,057,117

Machinery (4.5%)
AGCO Corp.	6,756	820,246
Allison Transmission Holdings, Inc.	8,876	516,139
CNH Industrial NV	106,305	1,294,795
Crane Co.	5,216	616,218
Cummins, Inc.	15,427	3,695,846
Donaldson Co., Inc.	7,651	499,993
Dover Corp.	15,175	2,334,067
Energy Recovery, Inc.*	131,856	2,484,167
Esab Corp.	64,992	5,629,607
Flowserve Corp.	78,844	3,249,950
Fortive Corp.	38,474	2,832,841
Gates Industrial Corp. plc*	428,902	5,755,865
Graco, Inc.	10,884	944,296
IDEX Corp.	7,558	1,640,917
Ingersoll Rand, Inc.	44,033	3,405,512
ITT, Inc.	8,925	1,064,931
John Bean Technologies Corp.	25,854	2,571,180
Lincoln Electric Holdings, Inc.	411	89,376
Middleby Corp. (The)*	38,603	5,681,204
Nordson Corp.	6,220	1,643,075
Oshkosh Corp.	7,157	775,890
Otis Worldwide Corp.	42,326	3,786,907
PACCAR, Inc.*	55,788	5,447,698
Parker-Hannifin Corp.	13,905	6,406,034
Pentair plc	17,843	1,297,365
RBC Bearings, Inc.*	3,105	884,584
Snap-on, Inc.	5,661	1,635,123
Stanley Black & Decker, Inc.	16,653	1,633,659
Timken Co. (The)	6,767	542,375
Westinghouse Air Brake Technologies Corp.	19,396	2,461,352
Xylem, Inc.	22,729	2,599,289

		74,240,501

Marine Transportation (0.1%)
Kirby Corp.*	19,979	1,567,952

Passenger Airlines (0.9%)
Alaska Air Group, Inc.*	64,336	2,513,607
Allegiant Travel Co.	59,644	4,927,191
American Airlines Group, Inc.*	44,432	610,496
Delta Air Lines, Inc.	66,255	2,665,439
Southwest Airlines Co.	64,664	1,867,496
United Airlines Holdings, Inc.*	35,532	1,466,050

		14,050,279

Professional Services (2.1%)
Broadridge Financial Solutions, Inc.	8,026	1,651,350
CACI International, Inc., Class A*	2,410	780,503
Ceridian HCM Holding, Inc.*	14,619	981,227
Clarivate plc (x)*	50,363	466,361
Concentrix Corp.	4,726	464,140
Dun & Bradstreet Holdings, Inc.	30,868	361,156
Equifax, Inc.	4,136	1,022,791
First Advantage Corp.	246,217	4,079,816
FTI Consulting, Inc.*	2,942	585,899
Genpact Ltd.	14,572	505,794
Insperity, Inc.	20,820	2,440,520
Jacobs Solutions, Inc.	13,685	1,776,313
KBR, Inc.	9,300	515,313
Leidos Holdings, Inc.	42,170	4,564,481
ManpowerGroup, Inc.	5,400	429,138
Paycor HCM, Inc.*	3,393	73,255
Robert Half, Inc.	11,233	987,605
Science Applications International Corp.	5,843	726,402
SS&C Technologies Holdings, Inc.	111,777	6,830,693
TransUnion	21,004	1,443,185
WNS Holdings Ltd. (ADR)*	54,619	3,451,921

		34,137,863

Trading Companies & Distributors (2.1%)
AerCap Holdings NV*	54,553	4,054,379
Air Lease Corp., Class A	70,742	2,966,919
Core & Main, Inc., Class A*	14,572	588,855
Fastenal Co.	15,593	1,009,959
Ferguson plc	21,023	4,058,911
MSC Industrial Direct Co., Inc., Class A	4,969	503,161
SiteOne Landscape Supply, Inc.*	3,271	531,537
United Rentals, Inc.	5,853	3,356,227
Watsco, Inc.	2,702	1,157,726
WESCO International, Inc.	89,808	15,615,815

		33,843,489

Total Industrials		261,209,639

Information Technology (7.2%)
Communications Equipment (1.0%)
Ciena Corp.*	116,763	5,255,503
F5, Inc.*	30,286	5,420,588
Juniper Networks, Inc.	34,463	1,015,969
Lumentum Holdings, Inc.*	78,623	4,121,418
Ubiquiti, Inc.	73	10,188
Viasat, Inc. (x)*	12,999	363,322

		16,186,988

Electronic Equipment, Instruments & Components (1.7%)
Amphenol Corp., Class A	31,533	3,125,866
Arrow Electronics, Inc.*	24,793	3,030,944
Avnet, Inc.	9,809	494,374
CDW Corp.	889	202,088
Cognex Corp.	18,418	768,767
Coherent Corp.*	14,123	614,774
Corning, Inc.	82,750	2,519,738
Crane NXT Co.	5,451	309,998
Flex Ltd.*	133,783	4,075,030
IPG Photonics Corp.*	3,398	368,819
Jabil, Inc.	5,001	637,127
Keysight Technologies, Inc.*	14,363	2,285,010
Littelfuse, Inc.	2,631	703,950
Sanmina Corp.*	50,062	2,571,685
TD SYNNEX Corp.	5,735	617,143
Teledyne Technologies, Inc.*	5,069	2,262,244
Trimble, Inc.*	26,801	1,425,813

See Notes to Financial Statements.

1295

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Vontier Corp.	10,994	$379,843
Zebra Technologies Corp., Class A*	4,565	1,247,752

		27,640,965

IT Services (0.9%)
Akamai Technologies, Inc.*	16,249	1,923,069
Amdocs Ltd.	12,938	1,137,121
Cognizant Technology Solutions Corp., Class A	55,273	4,174,770
DXC Technology Co.*	22,183	507,325
GoDaddy, Inc., Class A*	27,128	2,879,908
Kyndryl Holdings, Inc.*	25,256	524,820
Okta, Inc.*	15,655	1,417,247
Twilio, Inc., Class A*	15,340	1,163,846
VeriSign, Inc.*	9,147	1,883,916

		15,612,022

Semiconductors & Semiconductor Equipment (2.1%)
Cirrus Logic, Inc.*	45,073	3,749,623
Entegris, Inc.	15,397	1,844,869
First Solar, Inc.*	11,576	1,994,313
GLOBALFOUNDRIES, Inc. (x)*	8,492	514,615
Marvell Technology, Inc.	92,990	5,608,227
Microchip Technology, Inc.	16,796	1,514,663
MKS Instruments, Inc. (x)	53,086	5,460,957
ON Semiconductor Corp.*	46,914	3,918,726
Qorvo, Inc.*	10,646	1,198,846
Silicon Motion Technology Corp. (ADR)	48,516	2,972,575
Skyworks Solutions, Inc.	17,295	1,944,304
Synaptics, Inc.*	29,698	3,387,948
Teradyne, Inc.	2,951	320,243
Universal Display Corp.	2,769	529,599
Wolfspeed, Inc.*	13,463	585,775

		35,545,283

Software (1.0%)
ANSYS, Inc.*	1,641	595,486
AppLovin Corp., Class A*	16,723	666,412
Aspen Technology, Inc.*	3,034	667,935
Bentley Systems, Inc., Class B	1,590	82,966
BILL Holdings, Inc.*	11,078	903,854
CCC Intelligent Solutions Holdings, Inc.*	22,796	259,646
Dolby Laboratories, Inc., Class A	6,433	554,396
Dropbox, Inc., Class A*	2,725	80,333
Gen Digital, Inc.	50,727	1,157,590
Guidewire Software, Inc.*	8,991	980,379
HashiCorp, Inc., Class A*	3,325	78,603
Informatica, Inc., Class A*	4,181	118,699
nCino, Inc.*	6,799	228,650
NCR Voyix Corp.*	14,456	244,451
Nutanix, Inc., Class A*	20,007	954,134
Progress Software Corp.	70,595	3,833,309
PTC, Inc.*	5,892	1,030,864
SentinelOne, Inc., Class A*	22,163	608,153
Tyler Technologies, Inc.*	1,093	457,005
UiPath, Inc., Class A*	9,919	246,388
Unity Software, Inc. (x)*	19,124	781,980
Zoom Video Communications, Inc., Class A*	27,690	1,991,188

		16,522,421

Technology Hardware, Storage & Peripherals (0.5%)
Hewlett Packard Enterprise Co.	138,990	2,360,050
HP, Inc.	74,830	2,251,635
NetApp, Inc.	13,802	1,216,784
Pure Storage, Inc., Class A*	6,948	247,766
Western Digital Corp.*	35,317	1,849,551

		7,925,786

Total Information Technology		119,433,465

Materials (5.4%)
Chemicals (3.2%)
Albemarle Corp.	12,736	1,840,097
Ashland, Inc.	100,934	8,509,746
Axalta Coating Systems Ltd.*	21,234	721,319
Celanese Corp.	36,328	5,644,281
CF Industries Holdings, Inc.	20,887	1,660,516
Chemours Co. (The)	16,037	505,807
Corteva, Inc.	77,621	3,719,598
DuPont de Nemours, Inc.	49,956	3,843,115
Eastman Chemical Co.	12,871	1,156,073
Element Solutions, Inc.	24,184	559,618
FMC Corp.	70,842	4,466,588
Ginkgo Bioworks Holdings, Inc., Class A (x)*	158,142	267,260
Huntsman Corp.	174,139	4,376,113
Ingevity Corp.*	63,507	2,998,801
International Flavors & Fragrances, Inc.	27,777	2,249,104
LyondellBasell Industries NV, Class A	28,146	2,676,122
Mosaic Co. (The)	35,994	1,286,066
NewMarket Corp.	683	372,802
Olin Corp.	13,313	718,236
PPG Industries, Inc.	19,128	2,860,592
RPM International, Inc.	11,189	1,249,028
Westlake Corp.	3,486	487,901

		52,168,783

Construction Materials (0.4%)
Eagle Materials, Inc.	1,258	255,173
Martin Marietta Materials, Inc.	6,716	3,350,680
Vulcan Materials Co.	11,242	2,552,046

		6,157,899

Containers & Packaging (0.8%)
Amcor plc	156,730	1,510,877
AptarGroup, Inc.	7,044	870,779
Ardagh Group SA, Class A (r)(x)*	2,942	21,271
Ardagh Metal Packaging SA	1,138	4,370
Avery Dennison Corp.	5,889	1,190,520
Ball Corp.	33,513	1,927,668
Berry Global Group, Inc.	12,905	869,668
Crown Holdings, Inc.	11,496	1,058,666
Graphic Packaging Holding Co.	15,041	370,761
International Paper Co.	37,667	1,361,662
Packaging Corp. of America	9,623	1,567,683
Sealed Air Corp.	7,282	265,939
Silgan Holdings, Inc.	8,912	403,268
Sonoco Products Co.	10,630	593,898
Westrock Co.	27,537	1,143,336

		13,160,366

See Notes to Financial Statements.

1296

EQ ADVISORS TRUST

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Metals & Mining (1.0%)
Alcoa Corp.	19,206	$653,004
Cleveland-Cliffs, Inc.*	55,265	1,128,511
MP Materials Corp.*	11,785	233,932
Nucor Corp.	27,047	4,707,260
Reliance Steel & Aluminum Co.	20,666	5,779,867
Royal Gold, Inc.	7,216	872,847
SSR Mining, Inc.	23,373	251,494
Steel Dynamics, Inc.	16,971	2,004,275
United States Steel Corp.	23,984	1,166,822

		16,798,012

Paper & Forest Products (0.0%)†
Louisiana-Pacific Corp.	6,909	489,364

Total Materials		88,774,424

Real Estate (8.3%)
Diversified REITs (0.3%)
Essential Properties Realty Trust, Inc. (REIT)	149,421	3,819,201
WP Carey, Inc. (REIT)	23,058	1,494,389

		5,313,590

Health Care REITs (0.6%)
Healthcare Realty Trust, Inc. (REIT), Class A	41,625	717,199
Healthpeak Properties, Inc. (REIT)	59,513	1,178,358
Medical Properties Trust, Inc. (REIT) (x)	67,264	330,266
Omega Healthcare Investors, Inc. (REIT)	26,617	816,077
Ventas, Inc. (REIT)	43,463	2,166,196
Welltower, Inc. (REIT)	58,431	5,268,723

		10,476,819

Hotel & Resort REITs (0.4%)
Host Hotels & Resorts, Inc. (REIT)	76,897	1,497,185
Park Hotels & Resorts, Inc. (REIT)	23,093	353,323
Ryman Hospitality Properties, Inc. (REIT)	44,276	4,873,016

		6,723,524

Industrial REITs (0.5%)
Americold Realty Trust, Inc. (REIT)	29,072	880,009
EastGroup Properties, Inc. (REIT)	4,998	917,333
First Industrial Realty Trust, Inc. (REIT)	85,222	4,488,643
Rexford Industrial Realty, Inc. (REIT)	22,894	1,284,353
STAG Industrial, Inc. (REIT)	19,708	773,736

		8,344,074

Office REITs (0.5%)
Alexandria Real Estate Equities, Inc. (REIT)	18,658	2,365,275
Boston Properties, Inc. (REIT)	17,057	1,196,890
Cousins Properties, Inc. (REIT)	16,106	392,181
Douglas Emmett, Inc. (REIT)	141,739	2,055,215
Highwoods Properties, Inc. (REIT)	11,790	270,698
Kilroy Realty Corp. (REIT)	12,603	502,104
NET Lease Office Properties (REIT)	1,572	29,051
Vornado Realty Trust (REIT)	19,169	541,524

		7,352,938

Real Estate Management & Development (0.7%)
CBRE Group, Inc., Class A*	33,055	3,077,090
CoStar Group, Inc.*	25,070	2,190,867
Howard Hughes Holdings, Inc.*	3,815	326,373
Jones Lang LaSalle, Inc.*	24,002	4,533,258
Zillow Group, Inc., Class A*	6,264	355,294
Zillow Group, Inc., Class C*	17,048	986,398

		11,469,280

Residential REITs (1.5%)
American Homes 4 Rent (REIT), Class A	36,215	1,302,291
Apartment Income REIT Corp. (REIT), Class A	16,140	560,542
AvalonBay Communities, Inc. (REIT)	15,419	2,886,745
Camden Property Trust (REIT)	11,279	1,119,892
Equity LifeStyle Properties, Inc. (REIT)	13,195	930,775
Equity Residential (REIT)	40,580	2,481,873
Essex Property Trust, Inc. (REIT)	6,944	1,721,695
Invitation Homes, Inc. (REIT)	66,489	2,267,940
Mid-America Apartment Communities, Inc. (REIT)	32,709	4,398,052
Sun Communities, Inc. (REIT)	10,453	1,397,044
UDR, Inc. (REIT)	142,972	5,474,398

		24,541,247

Retail REITs (1.4%)
Agree Realty Corp. (REIT)	10,779	678,538
Brixmor Property Group, Inc. (REIT)	237,464	5,525,787
Federal Realty Investment Trust (REIT)	8,921	919,309
Kimco Realty Corp. (REIT)	71,360	1,520,682
NETSTREIT Corp. (REIT)	158,243	2,824,638
NNN REIT, Inc. (REIT)	19,728	850,277
Realty Income Corp. (REIT)	78,839	4,526,935
Regency Centers Corp. (REIT)	19,650	1,316,550
Simon Property Group, Inc. (REIT)	27,609	3,938,148
Spirit Realty Capital, Inc. (REIT)	15,321	669,374

		22,770,238

Specialized REITs (2.4%)
CubeSmart (REIT)	210,017	9,734,288
Digital Realty Trust, Inc. (REIT)	32,871	4,423,779
EPR Properties (REIT)	7,899	382,707
Extra Space Storage, Inc. (REIT)	22,752	3,647,828
Gaming and Leisure Properties, Inc. (REIT)	106,020	5,232,087
Iron Mountain, Inc. (REIT)	15,851	1,109,253
Lamar Advertising Co. (REIT), Class A	2,255	239,661
National Storage Affiliates Trust (REIT)	9,044	375,055
Rayonier, Inc. (REIT)	167,391	5,592,533
SBA Communications Corp. (REIT)	10,503	2,664,506
VICI Properties, Inc. (REIT), Class A	112,539	3,587,743
Weyerhaeuser Co. (REIT)	79,679	2,770,439

		39,759,879

Total Real Estate		136,751,589

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Utilities (4.2%)
Electric Utilities (2.0%)
Alliant Energy Corp.	27,331	$1,402,080
Avangrid, Inc.	8,051	260,933
Constellation Energy Corp.	35,009	4,092,202
Edison International	41,124	2,939,955
Entergy Corp.	23,027	2,330,102
Evergy, Inc.	24,221	1,264,336
Eversource Energy	37,925	2,340,731
FirstEnergy Corp.	59,247	2,171,995
Hawaiian Electric Industries, Inc.	12,418	176,212
IDACORP, Inc.	36,159	3,555,153
NRG Energy, Inc.	25,064	1,295,809
OGE Energy Corp.	21,984	767,901
PG&E Corp.	221,703	3,997,305
Pinnacle West Capital Corp.	12,217	877,669
PPL Corp.	80,298	2,176,076
Xcel Energy, Inc.	59,952	3,711,628

		33,360,087

Gas Utilities (0.7%)
Atmos Energy Corp.	16,114	1,867,613
National Fuel Gas Co.	9,880	495,679
ONE Gas, Inc.	40,561	2,584,547
Spire, Inc.	45,075	2,809,975
UGI Corp.	141,486	3,480,556

		11,238,370

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)	28,154	541,965
Brookfield Renewable Corp., Class A	14,473	416,678
Clearway Energy, Inc., Class A	3,928	100,478
Clearway Energy, Inc., Class C	9,282	254,605
Vistra Corp.	28,430	1,095,124

		2,408,850

Multi-Utilities (1.2%)
Ameren Corp.	28,490	2,060,966
CenterPoint Energy, Inc.	68,658	1,961,559
CMS Energy Corp.	31,640	1,837,335
Consolidated Edison, Inc.	37,754	3,434,481
DTE Energy Co.	22,414	2,471,368
NiSource, Inc.	44,965	1,193,821
Public Service Enterprise Group, Inc.	54,109	3,308,765
WEC Energy Group, Inc.	34,333	2,889,809

		19,158,104

Water Utilities (0.2%)
American Water Works Co., Inc.	21,199	2,798,056
Essential Utilities, Inc.	26,228	979,616

		3,777,672

Total Utilities		69,943,083

Total Common Stocks (79.1%) (Cost $977,908,992)		1,303,537,783

EXCHANGE TRADED FUNDS (ETF):
Equity (10.3%)
iShares Core S&P Mid-Cap ETF	2,355	652,688
iShares Morningstar Mid-Cap ETF (x)	7,464	501,058
iShares Morningstar Mid-Cap Growth ETF (x)	42,480	2,737,836
iShares Morningstar Mid-Cap Value ETF (x)‡	562,111	38,066,157
iShares Russell Mid-Cap ETF	6,120	475,708
iShares Russell Mid-Cap Growth ETF (x)	6,808	711,164
iShares Russell Mid-Cap Value ETF (x)	507,575	59,025,897
iShares S&P Mid-Cap 400 Growth ETF (x)	29,940	2,371,847
iShares S&P Mid-Cap 400 Value ETF (x)	158,442	18,068,726
SPDR S&P 400 Mid Cap Value ETF (x)	105,188	7,718,695
Vanguard Mid-Cap Growth ETF (x)	5,400	1,185,678
Vanguard Mid-Cap Value ETF (x)	266,400	38,630,664

Total Exchange Traded Funds (10.3%) (Cost $69,269,673)		170,146,118

SHORT-TERM INVESTMENTS:
Investment Companies (5.7%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	2,227,220	2,227,220
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	5,776,410	5,776,410
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	66,950,116	67,003,676
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		93,007,306

Total Short-Term Investments (5.7%) (Cost $92,966,763)		93,007,306

Total Investments in Securities (95.1%) (Cost $1,140,145,428)		1,566,691,207
Other Assets Less Liabilities (4.9%)		80,306,344

Net Assets (100%)		$1,646,997,551

*	Non-income producing.
†	Percent shown is less than 0.05%.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $35,213,618. This was collateralized by $10,527,222 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/15/24 - 11/15/53 and by cash of $26,003,630 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
NYRS	— New York Registry Shares
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
COMMON STOCKS:
Financials
Financial Services
Equitable Holdings, Inc.	—	1,384,287	—	(1,226,507)	134,023	(291,803)	—	20,258	—
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Morningstar Mid-Cap Value ETF (x)	562,111	30,020,473	8,667,467	(3,931,226)	439,956	2,869,487	38,066,157	779,838	—

Total		31,404,760	8,667,467	(5,157,733)	573,979	2,577,684	38,066,157	800,096	—

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	390	3/2024	USD	39,930,150	2,942,725
S&P 500 E-Mini Index	167	3/2024	USD	40,247,000	1,361,196
S&P Midcap 400 E-Mini Index	285	3/2024	USD	80,070,750	4,365,366

					8,669,287

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$36,103,528	$—	$—	$36,103,528
Consumer Discretionary	139,378,760	—	—	139,378,760
Consumer Staples	56,600,660	—	—	56,600,660
Energy	65,196,822	—	—	65,196,822
Financials	247,634,741	—	—	247,634,741
Health Care	82,511,072	—	—	82,511,072
Industrials	261,209,639	—	—	261,209,639
Information Technology	119,433,465	—	—	119,433,465
Materials	88,753,153	—	21,271	88,774,424
Real Estate	136,751,589	—	—	136,751,589
Utilities	69,943,083	—	—	69,943,083
Exchange Traded Funds	170,146,118	—	—	170,146,118
Futures	8,669,287	—	—	8,669,287
Short-Term Investments
Investment Companies	93,007,306	—	—	93,007,306

Total Assets	$1,575,339,223	$—	$21,271	$1,575,360,494

Total Liabilities	$—	$—	$—	$—

Total	$1,575,339,223	$—	$21,271	$1,575,360,494

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$8,669,287	*

Total		$8,669,287

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$6,631,247	$6,631,247

Total	$6,631,247	$6,631,247

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$12,654,760	$12,654,760

Total	$12,654,760	$12,654,760

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$151,931,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$401,718,596
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$529,825,677

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 21%)*	Net Proceeds of Sales and Redemptions (affiliated 14%)*	Net Realized Gain (Loss)
$ 85,924,686	$71,837,772	$9,089,810

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$495,641,360
Aggregate gross unrealized depreciation	(80,828,045)

Net unrealized appreciation	$414,813,315

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,160,547,179

For the year ended December 31, 2023, the Portfolio incurred approximately $356 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $21,997,095)	$38,066,157
Unaffiliated Issuers (Cost $1,118,148,333)	1,528,625,050
Cash	98,351,627
Cash held as collateral at broker for futures	8,891,400
Dividends, interest and other receivables	2,301,278
Receivable for securities sold	305,255
Receivable for Portfolio shares sold	60,197
Securities lending income receivable	40,187
Other assets	6,283

Total assets	1,676,647,434

LIABILITIES
Payable for return of collateral on securities loaned	26,003,630
Due to broker for futures variation margin	1,462,462
Investment management fees payable	731,043
Payable for Portfolio shares repurchased	714,588
Distribution fees payable – Class IB	296,482
Administrative fees payable	177,727
Payable for securities purchased	118,271
Distribution fees payable – Class IA	42,854
Trustees’ fees payable	3,089
Accrued expenses	99,737

Total liabilities	29,649,883

Commitments and contingent liabilities^
NET ASSETS	$1,646,997,551

Net assets were comprised of:
Paid in capital	$1,218,038,854
Total distributable earnings (loss)	428,958,697

Net assets	$1,646,997,551

Class IA
Net asset value, offering and redemption price per share, $206,756,003 / 12,727,651 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.24

Class IB
Net asset value, offering and redemption price per share, $1,429,217,284 / 89,256,192 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.01

Class K
Net asset value, offering and redemption price per share, $11,024,264 / 677,822 shares outstanding (unlimited amount authorized: $0.01 par value)	$16.26

(x)	Includes value of securities on loan of $35,213,618.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($800,096 of dividend income received from affiliates) (net of $44,309 foreign withholding tax)	$28,756,133
Interest	5,003,786
Securities lending (net)	750,812

Total income	34,510,731

EXPENSES
Investment management fees	8,521,188
Distribution fees – Class IB	3,459,140
Administrative fees	2,035,675
Distribution fees – Class IA	492,481
Custodian fees	183,100
Printing and mailing expenses	149,715
Professional fees	131,841
Trustees’ fees	58,228
Miscellaneous	45,364

Total expenses	15,076,732

NET INVESTMENT INCOME (LOSS)	19,433,999

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($573,979 realized gain (loss) from affiliates)	72,180,111
Futures contracts	6,631,247

Net realized gain (loss)	78,811,358

Change in unrealized appreciation (depreciation) on:
Investments in securities ($2,577,684 of change in unrealized appreciation (depreciation) from affiliates)	87,293,656
Futures contracts	12,654,760

Net change in unrealized appreciation (depreciation)	99,948,416

NET REALIZED AND UNREALIZED GAIN (LOSS)	178,759,774

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$198,193,773

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$19,433,999	$14,961,031
Net realized gain (loss)	78,811,358	51,775,582
Net change in unrealized appreciation (depreciation)	99,948,416	(361,353,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	198,193,773	(294,616,885)

Distributions to shareholders:
Class IA	(12,353,304)	(7,095,167)
Class IB	(86,790,116)	(51,497,369)
Class K	(687,305)	(497,636)

Total distributions to shareholders	(99,830,725)	(59,090,172)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 234,901 and 264,887 shares, respectively ]	3,682,089	4,412,606
Capital shares issued in reinvestment of dividends and distributions [ 777,249 and 459,213 shares, respectively ]	12,353,304	7,095,167
Capital shares repurchased [ (1,149,529) and (1,047,102) shares , respectively]	(18,146,797)	(17,342,053)

Total Class IA transactions	(2,111,404)	(5,834,280)

Class IB
Capital shares sold [ 1,212,657 and 1,325,035 shares, respectively ]	18,873,520	21,930,467
Capital shares issued in reinvestment of dividends and distributions [ 5,539,492 and 3,378,263 shares, respectively ]	86,790,116	51,497,369
Capital shares repurchased [ (10,206,679) and (11,370,672) shares , respectively]	(159,150,473)	(185,791,406)

Total Class IB transactions	(53,486,837)	(112,363,570)

Class K
Capital shares sold [ 29,785 and 81,623 shares, respectively ]	468,003	1,408,776
Capital shares issued in reinvestment of dividends and distributions [ 43,160 and 32,125 shares, respectively ]	687,305	497,636
Capital shares repurchased [ (206,227) and (156,677) shares , respectively]	(3,239,508)	(2,588,948)

Total Class K transactions	(2,084,200)	(682,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(57,682,441)	(118,880,386)

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,680,607	(472,587,443)
NET ASSETS:
Beginning of year	1,606,316,944	2,078,904,387

End of year	$1,646,997,551	$1,606,316,944

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$15.28	$18.54	$16.55	$16.48	$13.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.14	0.10	0.14	0.17
Net realized and unrealized gain (loss)	1.78	(2.84)	4.36	0.62	3.52

Total from investment operations	1.97	(2.70)	4.46	0.76	3.69

Less distributions:
Dividends from net investment income	(0.23)	(0.15)	(0.11)	(0.17)	(0.22)
Distributions from net realized gains	(0.78)	(0.41)	(2.36)	(0.52)	(0.95)

Total dividends and distributions	(1.01)	(0.56)	(2.47)	(0.69)	(1.17)

Net asset value, end of year	$16.24	$15.28	$18.54	$16.55	$16.48

Total return	13.14%	(14.55)%	27.44%	4.94%	26.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$206,756	$196,544	$244,498	$205,076	$212,355
Ratio of expenses to average net assets (f)	0.95%	0.93%	0.92%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets (f)	1.22%	0.85%	0.51%	1.00%	1.05%
Portfolio turnover rate^	28%	28%	23%	29%	19%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$15.07	$18.30	$16.37	$16.30	$13.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19	0.14	0.10	0.14	0.17
Net realized and unrealized gain (loss)	1.76	(2.81)	4.30	0.62	3.48

Total from investment operations	1.95	(2.67)	4.40	0.76	3.65

Less distributions:
Dividends from net investment income	(0.23)	(0.15)	(0.11)	(0.17)	(0.22)
Distributions from net realized gains	(0.78)	(0.41)	(2.36)	(0.52)	(0.95)

Total dividends and distributions	(1.01)	(0.56)	(2.47)	(0.69)	(1.17)

Net asset value, end of year	$16.01	$15.07	$18.30	$16.37	$16.30

Total return	13.19%	(14.58)%	27.38%	4.99%	26.61%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,429,217	$1,397,370	$1,818,559	$1,612,699	$1,673,340
Ratio of expenses to average net assets (f)	0.95%	0.93%	0.92%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets (f)	1.22%	0.84%	0.51%	1.00%	1.05%
Portfolio turnover rate^	28%	28%	23%	29%	19%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$15.29	$18.56	$16.56	$16.48	$13.96

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.18	0.15	0.18	0.21
Net realized and unrealized gain (loss)	1.79	(2.84)	4.36	0.63	3.52

Total from investment operations	2.02	(2.66)	4.51	0.81	3.73

Less distributions:
Dividends from net investment income	(0.27)	(0.20)	(0.15)	(0.21)	(0.26)
Distributions from net realized gains	(0.78)	(0.41)	(2.36)	(0.52)	(0.95)

Total dividends and distributions	(1.05)	(0.61)	(2.51)	(0.73)	(1.21)

Net asset value, end of year	$16.26	$15.29	$18.56	$16.56	$16.48

Total return	13.45%	(14.38)%	27.76%	5.22%	26.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,024	$12,403	$15,848	$12,760	$15,922
Ratio of expenses to average net assets (f)	0.70%	0.68%	0.67%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets (f)	1.46%	1.10%	0.77%	1.25%	1.30%
Portfolio turnover rate^	28%	28%	23%	29%	19%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

1305

EQ/MONEY MARKET PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Dreyfus

(Effective September 1, 2023, Dreyfus replaced BNY Mellon Investment Adviser, Inc. as the Sub-adviser to the Portfolio.)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	4.47%	1.48%	0.91%
Portfolio – Class IB Shares	4.47	1.48	0.90
ICE BofA 3-Month U.S. Treasury Bill Index	5.04	1.89	1.26

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 4.47% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.04% over the same period.

Portfolio Highlights

What helped performance during the year:

Portfolio positioning contributed to Portfolio performance. During much of the year, the Portfolio was maintained with a short weighted average maturity (WAM) in anticipation of multiple interest rate hikes. These rate hikes lifted yields on money market securities the Portfolio invests in. Since suspending the debt-ceiling limit in June, the net increase in Treasury bills issued pushed yields higher on a relative basis. As the tightening cycle approached its peak in the second half of the year, we increased the Portfolio’s allocation to Treasury bills to add incremental yield. U.S. government-agency floating-rate notes (FRNs) that reset daily off the Secured Overnight Financing Rate (SOFR) and U.S. Treasury FRNs bolstered the Portfolio’s yield due to their positive spread above their benchmark.

What hurt performance during the year:

In the first half of the year, considerable market-wide demand for short-dated U.S. government securities combined with a debt-ceiling-related reduced supply of Treasury bills drove yields on front-end Treasury bills lower than yields on overnight repurchase agreements and FRNs. Therefore, yields on some fixed-rate government securities the Portfolio purchased earlier in the period generally lagged. Certain long-dated government securities purchased earlier in the year when yields were generally lower lagged other Portfolio holdings. Due to the currently inverted yield curve from overnight out to one-year, yields on longer-dated fixed-rate securities are currently lower than yields on overnight repurchase agreements and other securities with shorter maturities.

Portfolio Positioning and Outlook — Dreyfus

Our expectation that the Federal Reserve is at the end of its tightening cycle warranted an increase to the Portfolio’s WAM from 15 days at the beginning of the year to 36 days at the end of 2023. Similarly, the weighted average life (WAL) of the Portfolio was extended from 28 days to 57 days. Allocation of Portfolio assets to Treasury securities increased from 33% to 55%, with the goal of taking advantage of higher yields on Treasury bills and adding duration. Government-agency holdings fell from 14% to 10%. Allocation to triparty repurchase agreements fell from 53% to 34% over the year. Treasury and agency FRNs comprised 13% of the Portfolio, down from 14%. In 2024, inflation is expected to continue moderating, and we believe the Federal Reserve is likely to cut rates multiple times and yields on money market securities will fall. Expectations are for increased volatility in the front end as investors seek to determine the timing and extent of potential cuts to the federal funds rate.

This Portfolio is neither guaranteed nor insured by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in this Portfolio.

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Portfolio Characteristics As of December 31, 2023
Weighted Average Maturity (Days)	37.00
Number of Holdings	58
Weighted Avg. Credit Quality**:	A-1+

Maturity Weightings
1-30 Days	54.33
31-60 Days	16.49
61-90 Days	5.04
91-120 Days	6.34
>120 Days	17.80

Total	100.00

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Distribution of Assets by Sector as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	56.1%
Repurchase Agreements	35.1
U.S. Government Agency Securities	10.7
Cash and Other	(1.9)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,023.70	$3.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.73	3.51
Class IB
Actual	1,000.00	1,023.70	3.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.73	3.51

* Expenses are equal to the Portfolio’s Class IA and Class IB shares annualized expense ratio of 0.69% and 0.69%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (35.1%)
Banco Santander SA, 5.30%, dated 12/29/23, due 1/2/24, repurchase price $137,000,000, collateralized by various U.S. Government Agency Securities, ranging from 2.000%-6.000%, maturing 3/1/35-10/1/53; total market value $139,740,000.	$137,000,000	$137,000,000
Bank of Nova Scotia (The), 5.34%, dated 12/29/23, due 1/2/24, repurchase price $250,148,348, collateralized by various U.S. Government Agency Securities, ranging from 1.940%-4.375%, maturing 11/30/30-5/17/32; total market value $255,151,315.	250,000,000	250,000,000
BofA Securities Inc., 5.35%, dated 12/29/23, due 1/2/24, repurchase price $100,000,000, collateralized by various U.S. Government Agency Securities, ranging from 0.000%-6.500%, maturing 4/1/25-12/20/71; total market value $102,374,165.	100,000,000	100,000,000
BofA Securities Inc., 5.35%, dated 12/29/23, due 1/2/24, repurchase price $120,000,091, collateralized by various U.S. Government Treasury Securities, ranging 3.625%, maturing 5/31/28; total market value $122,400,093.	120,000,000	120,000,000
Credit Agricole Corporate and Investment Bank, 5.33%, dated 12/29/23, due 1/2/24, repurchase price $150,000,072, collateralized by various U.S. Government Treasury Securities, ranging from 1.000%-3.750%, maturing 4/15/25-2/15/31; total market value $153,000,074.	150,000,000	150,000,000

Total Repurchase Agreements		757,000,000

U.S. Government Agency Securities (10.7%)
FFCB
5.40%, 9/20/24 (o)(p)	12,000,000	11,543,257
FHLB
(SOFR + 0.04%), 5.44%, 2/1/24 (k)	20,000,000	20,000,000
4.81%, 2/9/24 (o)(p)	9,000,000	8,953,395
(SOFR + 0.05%), 5.45%, 2/22/24 (k)	15,000,000	15,000,000
(SOFR + 0.04%), 5.44%, 2/27/24 (k)	25,000,000	25,000,000
(SOFR + 0.05%), 5.45%, 4/4/24 (k)	14,000,000	14,000,000
(SOFR + 0.06%), 5.46%, 5/6/24 (k)	20,000,000	20,000,000
(SOFR + 0.07%), 5.47%, 5/24/24 (k)	23,000,000	23,000,000
(SOFR + 0.07%), 5.47%, 6/26/24 (k)	32,000,000	32,000,000
(SOFR + 0.07%), 5.47%, 7/5/24 (k)	14,000,000	14,000,000
(SOFR + 0.07%), 5.47%, 7/18/24 (k)	16,000,000	16,000,000
(SOFR + 0.07%), 5.47%, 7/19/24 (k)	22,000,000	22,000,000
5.54%, 1/3/25	8,000,000	8,000,000

Total U.S. Government Agency Securities		229,496,652

U.S. Treasury Obligations (56.1%)
U.S. Treasury Bills
5.27%, 1/2/24 (p)	22,000,000	21,996,779
5.29%, 1/4/24 (p)	13,000,000	12,994,275
5.29%, 1/9/24 (p)	55,000,000	54,935,405
5.30%, 1/11/24 (p)	67,000,000	66,901,453
5.29%, 1/16/24 (p)	81,000,000	80,821,938
5.31%, 1/18/24 (p)	72,000,000	71,819,956
5.30%, 1/23/24 (p)	52,000,000	51,832,213
5.30%, 1/25/24 (p)	54,000,000	53,809,740
5.29%, 1/30/24 (p)	22,000,000	21,906,604
5.29%, 2/1/24 (p)	33,000,000	32,850,244
5.30%, 2/6/24 (p)	55,000,000	54,709,875
5.32%, 2/13/24 (p)	55,000,000	54,652,506
5.32%, 2/15/24 (p)	10,000,000	9,933,875
5.31%, 2/20/24 (p)	45,000,000	44,670,625
5.31%, 2/22/24 (p)	7,000,000	6,946,714
5.40%, 2/27/24 (p)	47,000,000	46,607,958
5.35%, 2/29/24 (p)	43,000,000	42,626,530
5.30%, 3/7/24 (p)	30,000,000	29,711,250
5.32%, 3/14/24 (p)	21,000,000	20,776,012
5.31%, 3/19/24 (p)	11,000,000	10,874,756
5.32%, 3/21/24 (p)	25,000,000	24,707,778
5.33%, 3/28/24 (p)	25,000,000	24,682,208
5.31%, 4/2/24 (p)	30,000,000	29,598,267
5.41%, 4/4/24 (p)	10,000,000	9,860,567
5.32%, 4/9/24 (p)	9,000,000	8,870,310
5.40%, 4/11/24 (p)	13,000,000	12,805,968
5.33%, 4/16/24 (p)	16,000,000	15,752,667
5.42%, 4/18/24 (p)	14,000,000	13,775,930
5.41%, 4/25/24 (p)	35,000,000	34,404,635
0.00%, 4/30/24 (p)	22,000,000	21,621,117
5.41%, 5/2/24 (p)	10,000,000	9,819,711
5.34%, 5/23/24 (p)	7,000,000	6,854,577
5.35%, 5/30/24 (p)	21,000,000	20,541,500
5.31%, 6/6/24 (p)	21,000,000	20,524,683
5.31%, 6/13/24 (p)	21,000,000	20,503,490
5.21%, 6/27/24 (p)	43,000,000	41,919,936
5.38%, 10/3/24 (p)	22,000,000	21,125,463
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield - 0.08%), 5.26%, 4/30/24 (k)	25,000,000	24,984,116

See Notes to Financial Statements.

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EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 5.37%, 7/31/24 (k)	$30,000,000	$30,004,011
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 5.47%, 10/31/24 (k)	25,000,000	25,007,067

Total U.S. Treasury Obligations		1,208,742,709

Total Investments in Securities (101.9%) (Amortized Cost $2,195,239,361)		2,195,239,361
Other Assets Less Liabilities (-1.9%)		(41,292,285)

Net Assets (100%)		$2,153,947,076

Federal Income Tax Cost of Investments		$2,195,239,361

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2023.
(p)	Yield to maturity.

Glossary:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
SOFR	— Secured Overnight Financing Rate

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments
Repurchase Agreements	$—	$757,000,000	$—	$757,000,000
U.S. Government Agency Securities	—	229,496,652	—	229,496,652
U.S. Treasury Obligations	—	1,208,742,709	—	1,208,742,709

Total Assets	$—	$2,195,239,361	$—	$2,195,239,361

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,195,239,361	$—	$2,195,239,361

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

See Notes to Financial Statements.

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EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value:
Unaffiliated Issuers (Cost $1,438,239,361)	$1,438,239,361
Repurchase Agreements (Cost $757,000,000)	757,000,000
Cash	1,003,983
Dividends, interest and other receivables	2,629,033
Other assets	11,388

Total assets	2,198,883,765

LIABILITIES
Payable for securities purchased	43,440,253
Investment management fees payable	597,228
Distribution fees payable – Class IB	337,622
Administrative fees payable	175,697
Distribution fees payable – Class IA	130,168
Trustees’ fees payable	1,903
Accrued expenses	253,818

Total liabilities	44,936,689

Commitments and contingent liabilities^
NET ASSETS	$2,153,947,076

Net assets were comprised of:
Paid in capital	$2,153,947,076
Total distributable earnings (loss)	—

Net assets	$2,153,947,076

Class IA
Net asset value, offering and redemption price per share, $615,877,241 / 615,423,879 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

Class IB
Net asset value, offering and redemption price per share, $1,538,069,835 / 1,537,730,499 shares outstanding (unlimited amount authorized: $0.01 par value)	$1.00

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$102,239,317
Securities lending (net)	599,691

Total income	102,839,008

EXPENSES
Investment management fees	6,518,531
Distribution fees – Class IB	3,691,499
Administrative fees	1,890,709
Distribution fees – Class IA	1,358,597
Printing and mailing expenses	150,254
Professional fees	134,677
Trustees’ fees	70,078
Custodian fees	68,500
Miscellaneous	32,938

Total expenses	13,915,783

NET INVESTMENT INCOME (LOSS)	88,923,225

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,923,225

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$88,923,225	$18,655,749
Net realized gain (loss)	—	1,511

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	88,923,225	18,657,260

Distributions to shareholders:
Class IA	(24,014,654)	(3,999,294)
Class IB	(64,908,571)	(14,666,940)

Total distributions to shareholders	(88,923,225)	(18,666,234)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 495,133,972 and 383,601,593 shares, respectively ]	495,498,717	383,885,459
Capital shares issued in reinvestment of dividends [ 23,996,969 and 3,996,341 shares, respectively ]	24,014,654	3,999,294
Capital shares repurchased [ (339,142,664) and (282,149,806) shares , respectively]	(339,392,496)	(282,358,856)

Total Class IA transactions	180,120,875	105,525,897

Class IB
Capital shares sold [ 18,001,986,933 and 15,409,238,053 shares, respectively ]	18,005,959,347	15,412,702,662
Capital shares issued in reinvestment of dividends [ 64,894,229 and 14,663,671 shares, respectively ]	64,908,571	14,666,940
Capital shares repurchased [ (17,811,983,976) and (15,324,485,022) shares , respectively]	(17,815,914,464)	(15,327,929,787)

Total Class IB transactions	254,953,454	99,439,815

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	435,074,329	204,965,712

TOTAL INCREASE (DECREASE) IN NET ASSETS	435,074,329	204,956,738
NET ASSETS:
Beginning of year	1,718,872,747	1,513,916,009

End of year	$2,153,947,076	$1,718,872,747

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020		2019
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.01	—	—	#	0.02
Net realized and unrealized gain (loss)	—	— #	— #	—	#	— #

Total from investment operations	0.04	0.01	— #	—	#	0.02

Less distributions:
Dividends from net investment income	(0.04)	(0.01)	—	—	#	(0.02)
Distributions from net realized gains	—	— #	— #	—	#	— #

Total dividends and distributions	(0.04)	(0.01)	— #	—	#	(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	4.47%	1.11%	0.16%	0.20%		1.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$615,877	$435,756	$330,232	$364,115		$304,525
Ratio of expenses to average net assets:
After waivers	0.69%	0.52%	0.04%	0.32%		0.71%
Before waivers	0.69%	0.69%	0.70%	0.71%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers	4.42%	1.17%	—%	0.18%		1.50%
Before waivers	4.42%	0.99%	(0.65)%	(0.22)%		1.50%

	Year Ended December 31,
Class IB	2023	2022	2021	2020		2019
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04	0.01	—	—	#	0.02
Net realized and unrealized gain (loss)	—	— #	— #	—	#	— #

Total from investment operations	0.04	0.01	— #	—	#	0.02

Less distributions:
Dividends from net investment income	(0.04)	(0.01)	—	—	#	(0.02)
Distributions from net realized gains	—	— #	— #	—	#	— #

Total dividends and distributions	(0.04)	(0.01)	— #	—	#	(0.02)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	4.47%	1.11%	0.16%	0.20%		1.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,538,070	$1,283,116	$1,183,684	$1,268,907		$968,182
Ratio of expenses to average net assets:
After waivers	0.69%	0.52%	0.04%	0.31%		0.71%
Before waivers	0.69%	0.69%	0.70%	0.71%		0.71%
Ratio of net investment income (loss) to average net assets:
After waivers	4.40%	1.14%	—%	0.18%		1.50%
Before waivers	4.40%	0.97%	(0.65)%	(0.21)%		1.50%
#	Per share amount is less than $0.005.
(e)	Net investment income (loss) per share is based on average shares outstanding.

See Notes to Financial Statements.

1312

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Investment Management, LLC
➢	Morgan Stanley Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*,**	34.45%	15.17%	10.12%
Portfolio – Class K Shares*	34.64	15.48	10.37
Russell 2000® Growth Index	18.66	9.22	7.74

* Date of inception 4/21/14.

** The returns of Class IB were calculated using the returns of Class K, adjusted for expenses for the period from April 14, 2015 through April 30, 2015.

   Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 34.45% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 2000® Growth Index, which returned 18.66% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in Information Technology, Financials and Consumer Discretionary drove nearly all of the Portfolio’s relative outperformance.

•	An average overweight in Information Technology, average underweight in Health Care and lack of exposure to Energy added to relative gains.

•	The top contributing holdings were Affirm Holdings, Inc., Samsara Inc., Global-e Online Ltd., Cloudflare, Inc. and Carvana Co.

What hurt performance during the year:

•	Stock selection in Health Care, Communication Services and Materials detracted from relative performance in the year.

•	Average underweight allocations in Industrials and Consumer Staples also dampened relative performance.

•	The greatest individual detractors from relative performance were Victoria plc, Doximity, Inc., Eventbrite, Inc., BILL Holdings, Inc. and Calix, Inc.

Portfolio Positioning and Outlook — Morgan Stanley Investment Management, Inc.

We seek high quality companies, which we define primarily as those with sustainable competitive advantages. We manage concentrated Portfolios that are highly differentiated from the benchmark, with securities weighted on our assessment of the quality of the company and our conviction.

Our team continues to focus on stock selection and the long-term outlook for companies owned in the Portfolio. At the end of the period, the Portfolio’s largest sector weights were in Information Technology, Consumer Discretionary, and Health Care. The Portfolio had no exposure to the Energy and Utilities sectors.

As a team, we believe having a market outlook can be an anchor. Our focus is on assessing company prospects over a five-year horizon, and owning a Portfolio of unique companies whose market value we believe can increase significantly for underlying fundamental reasons.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	30.4%
Health Care	19.5
Consumer Discretionary	18.9
Industrials	10.5
Financials	7.6
Investment Companies	7.2
Consumer Staples	3.4
Materials	2.4
Energy	2.2
Communication Services	1.5
Real Estate	1.4
Utilities	0.7
Cash and Other	(5.7)

100.0%

1313

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,055.60	$5.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.41	5.85
Class K
Actual	1,000.00	1,057.10	4.67
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 1.15% and 0.90%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1314

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (1.5%)
Diversified Telecommunication Services (0.2%)
Anterix, Inc.*	1,759	$58,610
AST SpaceMobile, Inc., Class A (x)*	12,329	74,344
Bandwidth, Inc., Class A*	758	10,968
Charge Enterprises, Inc. (x)*	20,592	2,350
Cogent Communications Holdings, Inc.	4,257	323,787
Consolidated Communications Holdings, Inc.*	1,358	5,907
Globalstar, Inc. (x)*	94,601	183,526
IDT Corp., Class B*	1,824	62,180
Ooma, Inc.*	3,689	39,583

		761,255

Entertainment (0.3%)
Atlanta Braves Holdings, Inc., Class A (x)*	1,639	70,117
Atlanta Braves Holdings, Inc., Class C*	7,023	277,970
Cinemark Holdings, Inc.*	14,314	201,684
IMAX Corp.*	7,019	105,425
Lions Gate Entertainment Corp., Class A*	6,243	68,049
Lions Gate Entertainment Corp., Class B*	12,254	124,868
Loop Media, Inc. (x)*	5,619	5,619
Madison Square Garden Entertainment Corp., Class A*	5,252	166,961
Vivid Seats, Inc., Class A*	995	6,289

		1,026,982

Interactive Media & Services (0.7%)
Cargurus, Inc., Class A*	15,043	363,439
Cars.com, Inc.*	10,354	196,415
Eventbrite, Inc., Class A*	132,904	1,111,078
EverQuote, Inc., Class A*	2,962	36,255
Grindr, Inc.*	6,308	55,384
MediaAlpha, Inc., Class A*	2,841	31,677
Nextdoor Holdings, Inc.*	13,788	26,059
QuinStreet, Inc.*	8,100	103,842
Shutterstock, Inc.	3,837	185,250
Vimeo, Inc.*	2,531	9,922
Yelp, Inc., Class A*	10,293	487,271
Ziff Davis, Inc.*	1,681	112,947
ZipRecruiter, Inc., Class A*	10,417	144,796

		2,864,335

Media (0.3%)
Boston Omaha Corp., Class A*	265	4,168
Cardlytics, Inc.*	60,731	559,333
Daily Journal Corp.*	34	11,588
Entravision Communications Corp., Class A	9,276	38,681
EW Scripps Co. (The), Class A*	4,331	34,605
Gambling.com Group Ltd.*	2,401	23,410
Gray Television, Inc.	1,004	8,996
Integral Ad Science Holding Corp.*	7,352	105,795
Magnite, Inc.*	8,768	81,893
PubMatic, Inc., Class A*	1,307	21,317
Sinclair, Inc.	927	12,079
TechTarget, Inc.*	3,891	135,640
Townsquare Media, Inc., Class A	1,749	18,469

		1,055,974

Wireless Telecommunication Services (0.0%)†
Gogo, Inc.*	1,023	10,363

Total Communication Services		5,718,909

Consumer Discretionary (18.9%)
Automobile Components (0.7%)
Atmus Filtration Technologies, Inc.*	1,535	36,057
Cooper-Standard Holdings, Inc.*	767	14,987
Dorman Products, Inc.*	4,054	338,144
Fox Factory Holding Corp.*	6,581	444,086
Gentherm, Inc.*	5,065	265,203
LCI Industries	1,450	182,280
Luminar Technologies, Inc., Class A (x)*	43,355	146,106
Modine Manufacturing Co.*	5,051	301,545
Patrick Industries, Inc.	386	38,735
Stoneridge, Inc.*	840	16,439
Visteon Corp.*	4,267	532,948
XPEL, Inc. (m)*	6,716	361,657

		2,678,187

Automobiles (0.0%)†
Fisker, Inc., Class A (x)*	31,198	54,596
Livewire Group, Inc. (x)*	2,951	33,376
Workhorse Group, Inc. (x)*	3,491	1,257

		89,229

Broadline Retail (3.6%)
Dillard’s, Inc., Class A (x)	538	217,164
Global-e Online Ltd.*	357,826	14,180,644
Savers Value Village, Inc.*	1,923	33,422

		14,431,230

Diversified Consumer Services (1.1%)
2U, Inc.*	186	229
Carriage Services, Inc., Class A	2,168	54,222
Chegg, Inc.*	15,163	172,252
Coursera, Inc.*	20,143	390,170
Duolingo, Inc., Class A*	8,832	2,003,539
European Wax Center, Inc., Class A (x)*	5,010	68,086
Frontdoor, Inc.*	12,507	440,496
Laureate Education, Inc.	17,292	237,073
Nerdy, Inc.*	9,648	33,093
OneSpaWorld Holdings Ltd.*	12,894	181,805
Rover Group, Inc., Class A*	14,014	152,472
Stride, Inc.*	6,544	388,517
Udemy, Inc.*	13,437	197,927
Universal Technical Institute, Inc.*	1,048	13,121

		4,333,002

Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc., Class A*	8,165	83,855
Bally’s Corp. (x)*	2,585	36,035
BJ’s Restaurants, Inc.*	2,242	80,734
Bloomin’ Brands, Inc.	13,525	380,729
Bluegreen Vacations Holding Corp., Class A	1,348	101,262

See Notes to Financial Statements.

1315

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Bowlero Corp., Class A (x)*	2,167	$30,685
Brinker International, Inc.*	6,299	271,991
Cava Group, Inc. (x)*	5,503	236,519
Century Casinos, Inc.*	3,896	19,012
Cheesecake Factory, Inc. (The)	7,495	262,400
Chuy’s Holdings, Inc.*	2,303	88,044
Cracker Barrel Old Country Store, Inc. (x)	3,393	261,532
Dave & Buster’s Entertainment, Inc.*	5,637	303,552
Denny’s Corp.*	6,020	65,498
Dine Brands Global, Inc.	2,213	109,875
Empire Resorts, Inc. (r)*	242	—
Everi Holdings, Inc.*	8,263	93,124
First Watch Restaurant Group, Inc.*	1,317	26,472
Full House Resorts, Inc.*	4,410	23,682
Global Business Travel Group I*	4,993	32,205
Golden Entertainment, Inc.	3,108	124,102
Hilton Grand Vacations, Inc.*	12,337	495,701
Inspired Entertainment, Inc.*	3,392	33,513
International Game Technology plc	16,722	458,350
Jack in the Box, Inc.	3,127	255,257
Krispy Kreme, Inc. (x)	4,329	65,325
Kura Sushi USA, Inc., Class A (x)*	919	69,844
Life Time Group Holdings, Inc.*	2,164	32,633
Light & Wonder, Inc.*	6,613	542,993
Lindblad Expeditions Holdings, Inc. (x)*	402	4,530
Monarch Casino & Resort, Inc.	2,105	145,561
Mondee Holdings, Inc., Class A (x)*	6,005	16,574
Nathan’s Famous, Inc.	377	29,410
Noodles & Co., Class A*	5,739	18,078
ONE Group Hospitality, Inc. (The)*	3,021	18,488
Papa John’s International, Inc.	3,997	304,691
PlayAGS, Inc.*	5,700	48,051
Portillo’s, Inc., Class A*	6,951	110,729
Potbelly Corp.*	4,005	41,732
RCI Hospitality Holdings, Inc.	1,338	88,656
Red Robin Gourmet Burgers, Inc.*	2,480	30,926
Red Rock Resorts, Inc., Class A	3,981	212,307
Rush Street Interactive, Inc.*	9,529	42,785
Sabre Corp.*	13,123	57,741
SeaWorld Entertainment, Inc.*	5,368	283,591
Shake Shack, Inc., Class A*	5,839	432,787
Six Flags Entertainment Corp.*	8,895	223,087
Super Group SGHC Ltd.*	21,221	67,271
Sweetgreen, Inc., Class A*	12,109	136,832
Target Hospitality Corp. (x)*	4,998	48,630
Xponential Fitness, Inc., Class A*	3,300	42,537

		6,989,918

Household Durables (1.6%)
Cavco Industries, Inc.*	1,344	465,857
Cricut, Inc., Class A (x)	153,527	1,011,743
Dream Finders Homes, Inc., Class A (x)*	1,574	55,924
Green Brick Partners, Inc.*	1,349	70,067
Installed Building Products, Inc.	3,659	668,938
iRobot Corp.*	3,833	148,337
LGI Homes, Inc.*	225	29,961
Lovesac Co. (The)*	2,194	56,057
Skyline Champion Corp.*	4,661	346,126
Sonos, Inc.*	19,767	338,806
Victoria plc (x)*	832,438	3,204,423
Vizio Holding Corp., Class A*	10,555	81,274

		6,477,513

Leisure Products (2.9%)
Acushnet Holdings Corp.	4,762	300,816
Funko, Inc., Class A*	3,762	29,080
Malibu Boats, Inc., Class A*	1,955	107,173
Marine Products Corp.	1,294	14,752
MasterCraft Boat Holdings, Inc.*	2,693	60,969
Peloton Interactive, Inc., Class A*	1,808,657	11,014,721
Solo Brands, Inc., Class A*	2,512	15,474
Sturm Ruger & Co., Inc.	2,507	113,943

		11,656,928

Specialty Retail (4.8%)
Abercrombie & Fitch Co., Class A*	3,880	342,294
Academy Sports & Outdoors, Inc.	11,172	737,352
American Eagle Outfitters, Inc.	6,413	135,699
Arko Corp.	12,796	105,567
Boot Barn Holdings, Inc.*	4,594	352,635
Buckle, Inc. (The)	4,695	223,106
Build-A-Bear Workshop, Inc.	1,616	37,152
Camping World Holdings, Inc., Class A	6,501	170,716
CarParts.com, Inc.*	7,718	24,389
Carvana Co. (x)*	214,372	11,348,854
Duluth Holdings, Inc., Class B*	161	866
Envela Corp.*	1,071	5,205
EVgo, Inc., Class A (x)*	2,982	10,676
Guess?, Inc.	409	9,432
Hibbett, Inc.	1,568	112,927
Leslie’s, Inc.*	2,469	17,061
National Vision Holdings, Inc.*	703	14,714
Rent the Runway, Inc., Class A (x)*	840	443
Revolve Group, Inc., Class A (x)*	6,372	105,648
RH*	3,678	1,072,063
Sally Beauty Holdings, Inc.*	15,713	208,669
Sleep Number Corp.*	1,774	26,308
Stitch Fix, Inc., Class A*	6,636	23,691
ThredUp, Inc., Class A (x)*	2,206	4,964
Torrid Holdings, Inc. (x)*	2,122	12,244
Upbound Group, Inc.	8,051	273,492
Urban Outfitters, Inc.*	3,357	119,811
Warby Parker, Inc., Class A*	13,262	186,994
Wayfair, Inc., Class A (x)*	51,296	3,164,963

		18,847,935

Textiles, Apparel & Luxury Goods (2.4%)
Figs, Inc., Class A (x)*	298,349	2,073,526
Hanesbrands, Inc.*	36,812	164,181
Kontoor Brands, Inc.	8,686	542,180
On Holding AG, Class A*	223,137	6,018,005
Oxford Industries, Inc.	1,759	175,900
Rocky Brands, Inc.	33	996
Steven Madden Ltd.	11,606	487,452
Wolverine World Wide, Inc.	10,838	96,350

		9,558,590

Total Consumer Discretionary		75,062,532

See Notes to Financial Statements.

1316

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Consumer Staples (3.4%)
Beverages (0.9%)
Celsius Holdings, Inc.*	37,771	$2,059,275
Coca-Cola Consolidated, Inc.	738	685,159
Duckhorn Portfolio, Inc. (The)*	1,317	12,973
MGP Ingredients, Inc.	2,472	243,541
National Beverage Corp.*	3,669	182,423
Primo Water Corp.	3,568	53,698
Vita Coco Co., Inc. (The)*	4,399	112,834
Zevia PBC, Class A*	2,271	4,565

		3,354,468

Consumer Staples Distribution & Retail (0.4%)
Chefs’ Warehouse, Inc. (The)*	5,503	161,954
Maplebear, Inc. (x)*	21,711	509,557
PriceSmart, Inc.	2,736	207,334
Sprouts Farmers Market, Inc.*	15,775	758,935

		1,637,780

Food Products (0.7%)
Beyond Meat, Inc. (x)*	9,248	82,307
BRC, Inc., Class A (x)*	5,430	19,711
Calavo Growers, Inc.	2,636	77,525
Cal-Maine Foods, Inc.	5,923	339,921
Dole plc	6,312	77,574
J & J Snack Foods Corp.	2,358	394,116
John B Sanfilippo & Son, Inc.	1,375	141,680
Lancaster Colony Corp.	3,008	500,501
Mission Produce, Inc.*	1,188	11,987
Simply Good Foods Co. (The)*	14,001	554,440
Sovos Brands, Inc.*	8,568	188,753
SunOpta, Inc.*	13,282	72,652
TreeHouse Foods, Inc.*	955	39,585
Utz Brands, Inc.	11,182	181,596
Vital Farms, Inc.*	4,812	75,500
Westrock Coffee Co. (x)*	4,411	45,036

		2,802,884

Household Products (0.2%)
Energizer Holdings, Inc.	11,115	352,123
Oil-Dri Corp. of America	194	13,014
WD-40 Co.	2,102	502,525

		867,662

Personal Care Products (1.2%)
Beauty Health Co. (The) (x)*	12,767	39,705
BellRing Brands, Inc.*	5,450	302,093
e.l.f. Beauty, Inc.*	8,359	1,206,538
Herbalife Ltd.*	11,330	172,896
Inter Parfums, Inc.	2,837	408,556
Medifast, Inc.	1,680	112,930
Oddity Tech Ltd., Class A (x)*	51,126	2,378,893
USANA Health Sciences, Inc.*	1,761	94,390

		4,716,001

Tobacco (0.0%)†
Ispire Technology, Inc. (x)*	2,570	31,174
Turning Point Brands, Inc.	2,651	69,775
Vector Group Ltd.	4,076	45,977

		146,926

Total Consumer Staples		13,525,721

Energy (2.2%)
Energy Equipment & Services (1.4%)
Archrock, Inc.	3,881	59,767
Atlas Energy Solutions, Inc. (x)	427	7,353
Borr Drilling Ltd. (x)*	34,266	252,198
Cactus, Inc., Class A	9,937	451,140
ChampionX Corp.	30,365	886,962
Core Laboratories, Inc.	2,343	41,377
DMC Global, Inc.*	991	18,651
Expro Group Holdings NV*	5,146	81,924
Kodiak Gas Services, Inc.	655	13,152
Liberty Energy, Inc., Class A	1,360	24,670
Nabors Industries Ltd.*	1,250	102,038
Noble Corp. plc	14,479	697,309
Oceaneering International, Inc.*	15,515	330,159
Patterson-UTI Energy, Inc.	3,272	35,338
ProFrac Holding Corp., Class A (x)*	934	7,920
Solaris Oilfield Infrastructure, Inc., Class A	548	4,362
TETRA Technologies, Inc.*	18,863	85,261
Tidewater, Inc.*	7,207	519,697
Valaris Ltd.*	9,373	642,707
Weatherford International plc*	11,033	1,079,358

		5,341,343

Oil, Gas & Consumable Fuels (0.8%)
Crescent Energy Co., Class A (x)	4,721	62,364
CVR Energy, Inc.	4,601	139,410
Dorian LPG Ltd.	3,146	138,015
Empire Petroleum Corp.*	2,208	24,266
Energy Fuels, Inc. (x)*	21,213	152,522
Enviva, Inc. (x)	5,135	5,113
Equitrans Midstream Corp.	19,686	200,404
Evolution Petroleum Corp.	4,893	28,428
Excelerate Energy, Inc., Class A	2,175	33,626
FLEX LNG Ltd.	3,136	91,132
Golar LNG Ltd.	929	21,358
HighPeak Energy, Inc. (x)	1,442	20,534
Kinetik Holdings, Inc., Class A (x)	277	9,252
Kosmos Energy Ltd.*	70,511	473,129
Magnolia Oil & Gas Corp., Class A	26,009	553,732
Matador Resources Co.	3,116	177,176
NextDecade Corp. (x)*	12,047	57,464
Northern Oil and Gas, Inc.	11,974	443,876
Par Pacific Holdings, Inc.*	3,534	128,532
Permian Resources Corp.	6,689	90,970
REX American Resources Corp.*	668	31,596
Riley Exploration Permian, Inc.	1,382	37,646
SilverBow Resources, Inc.*	315	9,160
Sitio Royalties Corp., Class A	5,569	130,927
Tellurian, Inc. (x)*	5,461	4,126
VAALCO Energy, Inc.	2,033	9,128
Vertex Energy, Inc. (x)*	10,557	35,788
W&T Offshore, Inc.	15,289	49,842

		3,159,516

Total Energy		8,500,859

Financials (7.6%)
Banks (0.5%)
Axos Financial, Inc.*	1,065	58,149
BancFirst Corp.	519	50,514

See Notes to Financial Statements.

1317

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Bancorp, Inc. (The)*	8,076	$311,411
Bank of NT Butterfield & Son Ltd. (The)	730	23,367
Bank7 Corp.	228	6,236
BayCom Corp.	290	6,841
Burke & Herbert Financial Services Corp. (x)	107	6,730
Capital City Bank Group, Inc.	836	24,603
Citizens Financial Services, Inc.	146	9,449
Coastal Financial Corp.*	1,658	73,632
Columbia Financial, Inc.*	2,139	41,240
Esquire Financial Holdings, Inc.	1,022	51,059
First Bancorp	1,605	26,402
First Financial Bankshares, Inc.	20,181	611,484
Five Star Bancorp	1,000	26,180
FS Bancorp, Inc.	249	9,203
Greene County Bancorp, Inc. (x)	645	18,189
HomeTrust Bancshares, Inc.	755	20,325
Lakeland Financial Corp.	297	19,353
Metropolitan Bank Holding Corp.*	137	7,587
MVB Financial Corp.	280	6,317
NBT Bancorp, Inc.	633	26,529
Pathward Financial, Inc.	1,048	55,471
Plumas Bancorp	157	6,492
ServisFirst Bancshares, Inc.	2,637	175,703
Stellar Bancorp, Inc.	407	11,331
Stock Yards Bancorp, Inc.	3,795	195,405
Third Coast Bancshares, Inc.*	105	2,086
Westamerica Bancorp	968	54,605

		1,935,893

Capital Markets (1.0%)
AlTi Global, Inc.*	3,328	29,153
Artisan Partners Asset Management, Inc., Class A	6,955	307,272
AssetMark Financial Holdings, Inc.*	3,479	104,196
B Riley Financial, Inc. (x)	3,160	66,328
BGC Group, Inc., Class A	26,451	190,976
Brightsphere Investment Group, Inc.	1,958	37,515
Cohen & Steers, Inc.	4,049	306,631
Diamond Hill Investment Group, Inc.	447	74,019
Donnelley Financial Solutions, Inc.*	2,755	171,829
GCM Grosvenor, Inc., Class A	6,105	54,701
Hamilton Lane, Inc., Class A	3,358	380,932
Moelis & Co., Class A	5,249	294,626
Open Lending Corp.*	14,264	121,387
P10, Inc., Class A	5,865	59,940
Patria Investments Ltd., Class A	8,730	135,402
Perella Weinberg Partners, Class A	6,486	79,324
Piper Sandler Cos.	2,240	391,709
PJT Partners, Inc., Class A	3,696	376,511
Silvercrest Asset Management Group, Inc., Class A	1,461	24,837
StepStone Group, Inc., Class A	8,316	264,698
StoneX Group, Inc.*	489	36,103
Value Line, Inc.	129	6,289
Victory Capital Holdings, Inc., Class A	3,724	128,255
Virtus Investment Partners, Inc.	146	35,297
WisdomTree, Inc.	21,259	147,325

		3,825,255

Consumer Finance (0.3%)
Atlanticus Holdings Corp.*	117	4,524
FirstCash Holdings, Inc.	5,816	630,396
LendingTree, Inc.*	479	14,523
NerdWallet, Inc., Class A (x)*	5,063	74,527
PROG Holdings, Inc.*	1,388	42,903
Regional Management Corp.	280	7,023
Upstart Holdings, Inc. (x)*	11,273	460,615
World Acceptance Corp.*	52	6,788

		1,241,299

Financial Services (5.3%)
Affirm Holdings, Inc., Class A*	358,097	17,596,887
AvidXchange Holdings, Inc.*	21,347	264,489
Cantaloupe, Inc.*	6,116	45,320
Cass Information Systems, Inc.	1,869	84,199
Evertec, Inc.	10,088	413,003
Federal Agricultural Mortgage Corp., Class C	251	47,996
Flywire Corp.*	16,439	380,563
I3 Verticals, Inc., Class A*	3,555	75,259
International Money Express, Inc.*	4,865	107,468
Marqeta, Inc., Class A*	9,533	66,540
NMI Holdings, Inc., Class A*	958	28,433
Pagseguro Digital Ltd., Class A*	18,772	234,087
Payoneer Global, Inc.*	40,622	211,641
Paysign, Inc. (x)*	4,891	13,695
PennyMac Financial Services, Inc.	260	22,976
Priority Technology Holdings, Inc.*	3,004	10,694
Remitly Global, Inc.*	20,593	399,916
StoneCo Ltd., Class A*	27,259	491,480
Toast, Inc., Class A*	29,555	539,674

		21,034,320

Insurance (0.5%)
AMERISAFE, Inc.	1,591	74,427
BRP Group, Inc., Class A*	9,356	224,731
Crawford & Co., Class A	2,273	29,958
eHealth, Inc.*	1,521	13,263
Fidelis Insurance Holdings Ltd.*	804	10,187
Goosehead Insurance, Inc., Class A*	3,358	254,536
HCI Group, Inc. (x)	1,025	89,585
Investors Title Co.	32	5,188
Kingsway Financial Services, Inc.*	1,504	12,634
Lemonade, Inc. (x)*	1,419	22,888
Oscar Health, Inc., Class A*	2,002	18,318
Palomar Holdings, Inc.*	3,801	210,956
Selective Insurance Group, Inc.	9,312	926,358
SiriusPoint Ltd.*	1,193	13,839
Skyward Specialty Insurance Group, Inc.*	998	33,812
Tiptree, Inc., Class A	1,072	20,325
Trupanion, Inc. (x)*	6,168	188,186
Universal Insurance Holdings, Inc.	862	13,775

		2,162,966

Mortgage Real Estate Investment Trusts (REITs) (0.0%)†
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	1,269	34,999

Total Financials		30,234,732

See Notes to Financial Statements.

1318

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Health Care (19.5%)
Biotechnology (6.7%)
4D Molecular Therapeutics, Inc.*	445	$9,016
89bio, Inc.*	9,846	109,980
ACADIA Pharmaceuticals, Inc.*	18,776	587,877
ACELYRIN, Inc.*	2,184	16,293
Actinium Pharmaceuticals, Inc.*	3,810	19,355
ADMA Biologics, Inc.*	17,361	78,472
Aerovate Therapeutics, Inc. (x)*	1,620	36,661
Agenus, Inc. (x)*	8,746	7,241
Akero Therapeutics, Inc.*	8,048	187,921
Aldeyra Therapeutics, Inc.*	7,259	25,479
Alector, Inc.*	10,026	80,007
Alkermes plc*	25,632	711,032
Alpine Immune Sciences, Inc. (x)*	2,665	50,795
Altimmune, Inc. (x)*	92,479	1,040,389
Amicus Therapeutics, Inc.*	43,723	620,429
AnaptysBio, Inc.*	2,408	51,579
Anavex Life Sciences Corp. (x)*	10,950	101,944
Apogee Therapeutics, Inc. (x)*	1,559	43,558
Arbutus Biopharma Corp.*	358,399	895,997
Arcellx, Inc.*	5,893	327,061
Arcturus Therapeutics Holdings, Inc.*	323	10,184
Arcus Biosciences, Inc.*	2,500	47,750
Arcutis Biotherapeutics, Inc. (x)*	12,120	39,148
Ardelyx, Inc.*	23,342	144,720
Arrowhead Pharmaceuticals, Inc.*	15,646	478,768
ARS Pharmaceuticals, Inc. (x)*	886	4,855
Astria Therapeutics, Inc.*	4,473	34,353
Atara Biotherapeutics, Inc. (x)*	1,218	625
Aurinia Pharmaceuticals, Inc. (x)*	20,911	187,990
Avid Bioservices, Inc.*	10,009	65,058
Avita Medical, Inc. (x)*	3,938	54,029
Beam Therapeutics, Inc. (x)*	32,246	877,736
BioCryst Pharmaceuticals, Inc.*	22,289	133,511
Biomea Fusion, Inc. (x)*	3,173	46,072
BioVie, Inc., Class A*	933	1,176
Bioxcel Therapeutics, Inc. (x)*	2,993	8,829
Blueprint Medicines Corp.*	9,402	867,240
Bridgebio Pharma, Inc.*	12,306	496,793
Cabaletta Bio, Inc.*	4,636	105,237
Cartesian Therapeutics, Inc. (x)*	4,583	3,160
Catalyst Pharmaceuticals, Inc.*	15,589	262,051
Celldex Therapeutics, Inc.*	1,876	74,402
Cerevel Therapeutics Holdings, Inc.*	10,804	458,090
Cogent Biosciences, Inc.*	7,156	42,077
Coherus Biosciences, Inc. (x)*	13,469	44,852
Compass Therapeutics, Inc.*	1,650	2,574
Crinetics Pharmaceuticals, Inc.*	1,725	61,375
Cue Biopharma, Inc. (x)*	5,294	13,976
Cytokinetics, Inc.*	13,346	1,114,258
Day One Biopharmaceuticals, Inc.*	8,680	126,728
Deciphera Pharmaceuticals, Inc.*	2,850	45,970
Denali Therapeutics, Inc.*	18,278	392,246
Disc Medicine, Inc.*	1,261	72,835
Dynavax Technologies Corp. (x)*	17,010	237,800
Dyne Therapeutics, Inc.*	1,924	25,589
Enanta Pharmaceuticals, Inc.*	351	3,303
Fennec Pharmaceuticals, Inc. (x)*	722	8,101
Foghorn Therapeutics, Inc. (x)*	2,964	19,118
Genelux Corp.*	696	9,751
Geron Corp.*	60,594	127,853
Halozyme Therapeutics, Inc.*	20,040	740,678
Heron Therapeutics, Inc.(x)*	14,905	25,339
HilleVax, Inc. (x)*	811	13,017
Humacyte, Inc. (x)*	8,372	23,776
Ideaya Biosciences, Inc.*	5,995	213,302
Immuneering Corp., Class A (x)*	2,425	17,824
ImmunityBio, Inc. (x)*	16,755	84,110
ImmunoGen, Inc.*	21,563	639,343
Immunovant, Inc.*	8,347	351,659
Inhibrx, Inc. (x)*	3,576	135,888
Insmed, Inc.*	21,359	661,915
Intellia Therapeutics, Inc.*	35,493	1,082,182
Ironwood Pharmaceuticals, Inc., Class A*	8,658	99,048
Karyopharm Therapeutics, Inc. (x)*	17,731	15,337
Keros Therapeutics, Inc.*	3,473	138,086
Krystal Biotech, Inc.*	3,342	414,609
Kymera Therapeutics, Inc.*	5,871	149,476
Lexicon Pharmaceuticals, Inc. (x)*	7,505	11,483
Lineage Cell Therapeutics, Inc.*	19,632	21,399
MacroGenics, Inc.*	2,865	27,561
Madrigal Pharmaceuticals, Inc. (x)*	2,287	529,166
MannKind Corp.*	32,578	118,584
MeiraGTx Holdings plc*	3,775	26,501
Merrimack Pharmaceuticals, Inc.*	1,605	21,523
Mersana Therapeutics, Inc.*	9,715	22,539
Mineralys Therapeutics, Inc. (x)*	646	5,556
Mirum Pharmaceuticals, Inc. (x)*	3,802	112,235
Morphic Holding, Inc.*	5,050	145,844
Mural Oncology plc*	2,595	15,362
Novavax, Inc. (x)*	12,211	58,613
Nuvalent, Inc., Class A*	4,108	302,308
Nuvectis Pharma, Inc.*	1,045	8,715
Omega Therapeutics, Inc. (x)*	3,778	11,372
Organogenesis Holdings, Inc., Class A*	1,486	6,078
Outlook Therapeutics, Inc. (x)*	24,115	9,501
PDS Biotechnology Corp. (x)*	4,321	21,475
PepGen, Inc. (x)*	321	2,183
Prime Medicine, Inc.*	6,188	54,826
ProKidney Corp., Class A (x)*	102,153	181,832
Protagonist Therapeutics, Inc.*	5,542	127,078
Prothena Corp. plc*	6,479	235,447
PTC Therapeutics, Inc.*	8,884	244,843
RAPT Therapeutics, Inc.*	3,492	86,776
RayzeBio, Inc. (x)*	1,398	86,914
Recursion Pharmaceuticals, Inc., Class A (x)*	60,891	600,385
Reneo Pharmaceuticals, Inc.*	979	1,566
REVOLUTION Medicines, Inc.*	16,473	472,446
Rhythm Pharmaceuticals, Inc.*	7,962	366,013
Rigel Pharmaceuticals, Inc.*	21,202	30,743
Rocket Pharmaceuticals, Inc.*	8,572	256,903
Roivant Sciences Ltd.*	226,630	2,545,055
Sage Therapeutics, Inc.*	7,750	167,942
Sagimet Biosciences, Inc., Class A (x)*	435	2,358
Sana Biotechnology, Inc. (x)*	1,112	4,537
Savara, Inc. (x)*	1,410	6,627
Seres Therapeutics, Inc.*	10,070	14,098
SpringWorks Therapeutics, Inc.*	10,348	377,702

See Notes to Financial Statements.

1319

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Summit Therapeutics, Inc. (x)*	18,110	$47,267
Syndax Pharmaceuticals, Inc.*	8,582	185,457
TG Therapeutics, Inc. (x)*	21,426	365,956
Travere Therapeutics, Inc.*	10,562	94,952
Turnstone Biologics Corp. (x)*	984	2,504
Tyra Biosciences, Inc.*	788	10,914
UroGen Pharma Ltd. (x)*	3,431	51,465
Vaxcyte, Inc.*	14,501	910,663
Vaxxinity, Inc., Class A (x)*	6,629	5,635
Vera Therapeutics, Inc., Class A*	2,483	38,189
Vericel Corp.*	7,445	265,116
Viking Therapeutics, Inc.*	14,992	279,001
Vir Biotechnology, Inc.*	654	6,579
Viridian Therapeutics, Inc.*	5,202	113,300
Voyager Therapeutics, Inc.*	4,970	41,947
X4 Pharmaceuticals, Inc.*	9,807	8,223
Xencor, Inc.*	4,853	103,029
Y-mAbs Therapeutics, Inc.*	2,747	18,735
Zentalis Pharmaceuticals, Inc.*	8,990	136,198

		26,584,077

Health Care Equipment & Supplies (2.2%)
Accuray, Inc.*	13,733	38,864
Alphatec Holdings, Inc.*	5,794	87,547
Artivion, Inc.*	966	17,272
AtriCure, Inc.*	5,219	186,266
Atrion Corp.	219	82,955
Axogen, Inc.*	6,609	45,139
Axonics, Inc.*	7,700	479,171
Beyond Air, Inc. (x)*	3,487	6,835
Cerus Corp.*	27,966	60,407
ClearPoint Neuro, Inc.*	3,281	22,278
CONMED Corp.	4,718	516,668
Cutera, Inc. (x)*	367	1,294
CVRx, Inc.*	1,528	48,040
Embecta Corp.	971	18,381
Glaukos Corp.*	7,371	585,921
Haemonetics Corp.*	7,735	661,420
Inari Medical, Inc.*	7,652	496,768
Inmode Ltd.*	11,877	264,145
Inspire Medical Systems, Inc.*	2,803	570,214
iRadimed Corp.	1,128	53,546
iRhythm Technologies, Inc.*	4,741	507,477
KORU Medical Systems, Inc. (x)*	5,097	12,513
Lantheus Holdings, Inc.*	10,506	651,372
LeMaitre Vascular, Inc.	3,051	173,175
LivaNova plc*	584	30,216
Merit Medical Systems, Inc.*	8,773	666,397
Nano-X Imaging Ltd. (x)*	782	4,981
Nevro Corp.*	1,900	40,888
Omnicell, Inc.*	3,440	129,447
Orchestra BioMed Holdings, Inc. (x)*	2,446	22,332
OrthoPediatrics Corp.*	2,080	67,621
Outset Medical, Inc.*	45,551	246,431
Paragon 28, Inc.*	6,755	83,965
PROCEPT BioRobotics Corp. (x)*	6,223	260,806
Pulmonx Corp.*	5,743	73,223
Pulse Biosciences, Inc. (x)*	912	11,163
RxSight, Inc.*	4,392	177,085
Sanara Medtech, Inc. (x)*	571	23,468
Semler Scientific, Inc.*	761	33,705
SI-BONE, Inc.*	6,130	128,669
Sight Sciences, Inc.*	3,347	17,271
Silk Road Medical, Inc.*	5,906	72,467
STAAR Surgical Co.*	7,592	236,946
Surmodics, Inc.*	2,184	79,388
Tactile Systems Technology, Inc.*	3,641	52,066
Tela Bio, Inc. (x)*	2,468	16,338
TransMedics Group, Inc.*	4,923	388,572
Treace Medical Concepts, Inc.*	6,725	85,744
UFP Technologies, Inc.*	1,101	189,416
Utah Medical Products, Inc.	518	43,626
Vicarious Surgical, Inc., Class A*	5,482	2,010
Zynex, Inc.(x)*	3,009	32,768

		8,804,677

Health Care Providers & Services (3.9%)
Accolade, Inc.*	9,662	116,041
AdaptHealth Corp., Class A*	7,358	53,640
Addus HomeCare Corp.*	1,152	106,963
Agiliti, Inc.*	4,033	31,941
agilon health, Inc. (x)*	574,849	7,214,355
AirSculpt Technologies, Inc. (x)*	1,433	10,733
Alignment Healthcare, Inc.*	13,343	114,883
AMN Healthcare Services, Inc.*	5,887	440,819
Apollo Medical Holdings, Inc.*	6,670	255,461
Aveanna Healthcare Holdings, Inc.*	1,785	4,784
Cano Health, Inc. (x)*	34	200
Castle Biosciences, Inc.*	1,474	31,809
CorVel Corp.*	1,349	333,486
Cross Country Healthcare, Inc.*	777	17,591
DocGo, Inc.*	11,921	66,638
Ensign Group, Inc. (The)	8,433	946,267
Guardant Health, Inc.*	17,547	474,646
HealthEquity, Inc.*	12,997	861,701
Hims & Hers Health, Inc.*	18,969	168,824
InfuSystem Holdings, Inc.*	2,685	28,300
Innovage Holding Corp. (x)*	2,902	17,412
Invitae Corp. (x)*	35,841	22,465
Joint Corp. (The)*	2,305	22,151
LifeStance Health Group, Inc. (x)*	9,042	70,799
ModivCare, Inc.*	1,943	85,473
National Research Corp.	2,170	85,845
NeoGenomics, Inc.*	1,752	28,347
Option Care Health, Inc.*	25,918	873,178
P3 Health Partners, Inc. (x)*	6,401	9,025
Patterson Cos., Inc.	2,943	83,728
Pennant Group, Inc. (The)*	4,524	62,974
PetIQ, Inc., Class A*	3,690	72,878
Privia Health Group, Inc.*	39,169	902,062
Progyny, Inc.*	12,315	457,872
Quipt Home Medical Corp.*	5,976	30,418
RadNet, Inc.*	9,313	323,813
Select Medical Holdings Corp.	16,048	377,128
Surgery Partners, Inc.*	10,611	339,446
US Physical Therapy, Inc.	2,281	212,452
Viemed Healthcare, Inc.*	5,041	39,572

		15,396,120

Health Care Technology (2.3%)
Definitive Healthcare Corp., Class A*	2,432	24,174
Doximity, Inc., Class A*	252,825	7,089,213
Evolent Health, Inc., Class A*	16,941	559,561
Health Catalyst, Inc.*	4,758	44,059

See Notes to Financial Statements.

1320

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
HealthStream, Inc.	1,488	$40,221
OptimizeRx Corp.*	2,435	34,845
Phreesia, Inc.*	8,240	190,756
Schrodinger, Inc.*	23,091	826,658
Sharecare, Inc. (x)*	3,262	3,523
Simulations Plus, Inc.	2,488	111,338

		8,924,348

Life Sciences Tools & Services (3.0%)
10X Genomics, Inc., Class A*	116,526	6,520,795
Adaptive Biotechnologies Corp.*	13,121	64,293
Akoya Biosciences, Inc.*	3,526	17,207
BioLife Solutions, Inc.*	5,127	83,314
Codexis, Inc.*	1,592	4,856
CryoPort, Inc.*	5,550	85,970
Cytek Biosciences, Inc.*	18,737	170,881
Harvard Bioscience, Inc.*	6,038	32,303
MaxCyte, Inc.*	452,854	2,128,414
Mesa Laboratories, Inc.	798	83,606
NanoString Technologies, Inc. (x)*	7,355	5,504
OmniAb, Inc. (Earn Out Shares) (r)*	226	—
Pacific Biosciences of California, Inc.*	21,342	209,365
Quanterix Corp.*	905	24,743
SomaLogic, Inc. (x)*	414,837	1,049,538
Standard BioTools, Inc. (x)*	584,586	1,291,935

		11,772,724

Pharmaceuticals (1.4%)
Aclaris Therapeutics, Inc.*	10,882	11,426
Amphastar Pharmaceuticals, Inc.*	5,933	366,956
Amylyx Pharmaceuticals, Inc.*	7,861	115,714
ANI Pharmaceuticals, Inc.*	1,692	93,297
Arvinas, Inc.*	7,253	298,533
ATAI Life Sciences NV (x)*	271,034	382,158
Axsome Therapeutics, Inc. (x)*	5,513	438,780
Biote Corp., Class A*	914	4,515
Bright Green Corp. (x)*	9,180	3,030
Cassava Sciences, Inc. (x)*	6,212	139,832
Collegium Pharmaceutical, Inc.*	5,358	164,919
Corcept Therapeutics, Inc.*	12,352	401,193
CorMedix, Inc. (x)*	7,767	29,204
Cymabay Therapeutics, Inc.*	17,497	413,279
Evolus, Inc.*	6,404	67,434
Eyenovia, Inc.*	4,163	8,659
EyePoint Pharmaceuticals, Inc. (x)*	2,360	54,540
GH Research plc (x)*	42,589	247,016
Harmony Biosciences Holdings, Inc.*	4,926	159,110
Harrow, Inc.*	4,473	50,098
Innoviva, Inc.*	790	12,672
Intra-Cellular Therapies, Inc.*	14,488	1,037,630
Ligand Pharmaceuticals, Inc.*	372	26,568
Liquidia Corp. (x)*	5,197	62,520
Longboard Pharmaceuticals, Inc.*	789	4,758
Marinus Pharmaceuticals, Inc. (x)*	7,792	84,699
Neumora Therapeutics, Inc. (x)*	1,024	17,459
Ocular Therapeutix, Inc. (x)*	12,970	57,846
Omeros Corp. (x)*	3,903	12,763
Optinose, Inc. (x)*	10,841	13,985
Pacira BioSciences, Inc.*	7,097	239,453
Phathom Pharmaceuticals, Inc. (x)*	1,025	9,358
Phibro Animal Health Corp., Class A	869	10,063
Pliant Therapeutics, Inc.*	8,669	156,995
Revance Therapeutics, Inc.*	13,273	116,670
Scilex Holding Co. (r)(x)*	1,312	2,275
scPharmaceuticals, Inc. (x)*	4,475	28,058
SIGA Technologies, Inc. (x)	6,668	37,341
Supernus Pharmaceuticals, Inc.*	7,603	220,031
Terns Pharmaceuticals, Inc. (x)*	4,417	28,666
Ventyx Biosciences, Inc.*	7,438	18,372
Verrica Pharmaceuticals, Inc. (x)*	3,221	23,578
Xeris Biopharma Holdings, Inc.*	20,039	47,092

		5,718,545

Total Health Care		77,200,491

Industrials (10.5%)
Aerospace & Defense (0.4%)
AeroVironment, Inc.*	4,025	507,311
Cadre Holdings, Inc.	3,085	101,466
Eve Holding, Inc. (x)*	2,817	20,620
Leonardo DRS, Inc.*	10,759	215,610
Moog, Inc., Class A	895	129,578
Parsons Corp.*	2,925	183,427
Redwire Corp. (x)*	652	1,858
Rocket Lab USA, Inc. (x)*	43,222	239,018
Terran Orbital Corp. (x)*	60	68
Virgin Galactic Holdings, Inc. (x)*	28,388	69,551

		1,468,507

Air Freight & Logistics (0.1%)
Forward Air Corp.	3,983	250,411

Building Products (1.1%)
AAON, Inc.	10,466	773,123
American Woodmark Corp.*	149	13,835
Apogee Enterprises, Inc.	1,288	68,792
CSW Industrials, Inc.	2,385	494,673
Gibraltar Industries, Inc.*	2,665	210,482
Griffon Corp.	3,877	236,303
Janus International Group, Inc.*	13,246	172,860
Masonite International Corp.*	3,424	289,876
PGT Innovations, Inc.*	8,848	360,114
Simpson Manufacturing Co., Inc.	6,635	1,313,597
UFP Industries, Inc.	1,410	177,026
Zurn Elkay Water Solutions Corp.	4,503	132,433

		4,243,114

Commercial Services & Supplies (0.6%)
ACV Auctions, Inc., Class A*	19,483	295,168
Aris Water Solutions, Inc., Class A	364	3,054
Brink’s Co. (The)	7,116	625,852
Casella Waste Systems, Inc., Class A*	8,716	744,869
Cimpress plc*	1,558	124,718
Healthcare Services Group, Inc.*	10,980	113,863
HNI Corp.	671	28,068
LanzaTech Global, Inc. (x)*	3,299	16,594
Liquidity Services, Inc.*	2,119	36,468
Matthews International Corp., Class A	1,308	47,938
Montrose Environmental Group, Inc.*	4,345	139,605
Performant Financial Corp.*	7,858	24,556
Pitney Bowes, Inc.	13,693	60,249
SP Plus Corp.*	3,024	154,980
Viad Corp.*	3,110	112,582

		2,528,564

See Notes to Financial Statements.

1321

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Construction & Engineering (1.2%)
Ameresco, Inc., Class A (x)*	4,942	$156,513
API Group Corp.*	21,753	752,654
Bowman Consulting Group Ltd., Class A*	1,705	60,562
Comfort Systems USA, Inc.	5,475	1,126,043
Concrete Pumping Holdings, Inc.*	2,152	17,646
Construction Partners, Inc., Class A*	6,265	272,653
Dycom Industries, Inc.*	4,430	509,849
Fluor Corp.*	20,546	804,787
Granite Construction, Inc.	953	48,470
IES Holdings, Inc.*	1,260	99,817
INNOVATE Corp. (x)*	3,389	4,168
Limbach Holdings, Inc.*	252	11,458
MYR Group, Inc.*	2,536	366,782
Primoris Services Corp.	503	16,705
Sterling Infrastructure, Inc.*	4,026	354,006

		4,602,113

Electrical Equipment (1.0%)
Allient, Inc.	1,952	58,970
Amprius Technologies, Inc.*	824	4,359
Array Technologies, Inc.*	23,433	393,674
Atkore, Inc.*	5,851	936,160
Babcock & Wilcox Enterprises, Inc.*	960	1,401
Blink Charging Co.*	4,110	13,933
Bloom Energy Corp., Class A (x)*	29,716	439,797
Dragonfly Energy Holdings Corp. (x)*	5,723	3,101
EnerSys	5,932	598,895
Enovix Corp. (x)*	21,280	266,426
Eos Energy Enterprises, Inc. (x)*	16,327	17,796
Fluence Energy, Inc., Class A (x)*	9,014	214,984
FTC Solar, Inc. (x)*	9,954	6,896
GrafTech International Ltd.	17,261	37,801
LSI Industries, Inc.	3,434	48,351
NEXTracker, Inc., Class A*	7,627	357,325
NuScale Power Corp., Class A (x)*	8,375	27,554
Preformed Line Products Co.	174	23,292
SES AI Corp. (x)*	2,371	4,339
Shoals Technologies Group, Inc., Class A*	26,496	411,748
SKYX Platforms Corp. (x)*	8,606	13,770
SunPower Corp. (x)*	12,990	62,742
Thermon Group Holdings, Inc.*	592	19,281
TPI Composites, Inc. (x)*	6,582	27,249
Vicor Corp.*	3,433	154,279

		4,144,123

Ground Transportation (0.7%)
ArcBest Corp.	1,441	173,223
Daseke, Inc.*	6,661	53,954
Grab Holdings Ltd., Class A*	636,988	2,146,650
Marten Transport Ltd.	7,136	149,713
PAM Transportation Services, Inc.*	182	3,782
RXO, Inc.*	15,550	361,693
Werner Enterprises, Inc.	1,477	62,580

		2,951,595

Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	4,001	93,143

Machinery (2.2%)
374Water, Inc. (x)*	9,155	13,000
Alamo Group, Inc.	1,548	325,374
Albany International Corp., Class A	4,241	416,551
Blue Bird Corp.*	215	5,796
Chart Industries, Inc.*	4,080	556,226
Commercial Vehicle Group, Inc.*	586	4,108
Douglas Dynamics, Inc.	3,476	103,168
Energy Recovery, Inc.*	8,621	162,420
Enerpac Tool Group Corp., Class A	8,458	262,959
ESCO Technologies, Inc.	2,314	270,807
Federal Signal Corp.	9,266	711,073
Franklin Electric Co., Inc.	7,135	689,598
Gorman-Rupp Co. (The)	718	25,511
Helios Technologies, Inc.	5,120	232,192
Hillenbrand, Inc.	10,851	519,220
Hyster-Yale Materials Handling, Inc.	1,697	105,536
John Bean Technologies Corp.	4,904	487,703
Kadant, Inc.	1,808	506,800
Lindsay Corp.	1,724	222,672
Mayville Engineering Co., Inc.*	398	5,739
Miller Industries, Inc.	106	4,483
Mueller Industries, Inc.	7,569	356,878
Mueller Water Products, Inc., Class A	23,957	344,981
Omega Flex, Inc.	547	38,569
Shyft Group, Inc. (The)	5,410	66,110
SPX Technologies, Inc.*	5,659	571,616
Standex International Corp.	1,491	236,145
Tennant Co.	1,518	140,703
Terex Corp.	5,962	342,577
Trinity Industries, Inc.	2,362	62,806
Velo3D, Inc. (x)*	14,078	5,597
Wabash National Corp.	7,098	181,851
Watts Water Technologies, Inc., Class A	4,222	879,611

		8,858,380

Marine Transportation (0.0%)†
Himalaya Shipping Ltd. (x)*	910	6,152

Passenger Airlines (0.4%)
Allegiant Travel Co.	266	21,974
Frontier Group Holdings, Inc. (x)*	6,062	33,099
Joby Aviation, Inc. (x)*	208,497	1,386,505
Sun Country Airlines Holdings, Inc.*	3,308	52,035

		1,493,613

Professional Services (1.8%)
ASGN, Inc.*	1,929	185,512
Asure Software, Inc.*	366	3,484
Barrett Business Services, Inc.	948	109,778
CBIZ, Inc.*	7,417	464,230
CRA International, Inc.	1,034	102,211
CSG Systems International, Inc.	4,875	259,399
ExlService Holdings, Inc.*	24,977	770,540
Exponent, Inc.	7,818	688,297
First Advantage Corp.	849	14,068
FiscalNote Holdings, Inc. (x)*	2,174	2,478
Forrester Research, Inc.*	1,855	49,733
Franklin Covey Co.*	1,854	80,705
HireQuest, Inc. (x)	848	13,017
Huron Consulting Group, Inc.*	2,928	300,998

See Notes to Financial Statements.

1322

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
IBEX Holdings Ltd.*	1,407	$26,747
ICF International, Inc.	2,896	388,325
Innodata, Inc. (x)*	3,952	32,169
Insperity, Inc.	5,493	643,889
Kforce, Inc.	2,964	200,248
Legalzoom.com, Inc.*	18,314	206,948
Maximus, Inc.	9,403	788,536
NV5 Global, Inc.*	1,919	213,239
Planet Labs PBC (x)*	22,985	56,773
Sterling Check Corp.*	355	4,942
TriNet Group, Inc.*	4,952	588,941
TTEC Holdings, Inc.	3,094	67,047
Upwork, Inc.*	19,240	286,099
Verra Mobility Corp., Class A*	21,591	497,241

		7,045,594

Trading Companies & Distributors (1.0%)
Alta Equipment Group, Inc.	3,785	46,820
Applied Industrial Technologies, Inc.	5,971	1,031,132
Beacon Roofing Supply, Inc.*	941	81,886
Custom Truck One Source, Inc.*	8,786	54,297
Distribution Solutions Group, Inc.*	1,451	45,794
EVI Industries, Inc.	598	14,190
FTAI Aviation Ltd.	15,419	715,442
GATX Corp.	346	41,596
Global Industrial Co.	1,638	63,620
GMS, Inc.*	2,027	167,086
H&E Equipment Services, Inc.	5,019	262,594
Herc Holdings, Inc.	4,365	649,905
Hudson Technologies, Inc.*	1,110	14,974
Karat Packaging, Inc.	921	22,887
McGrath RentCorp	3,824	457,427
MRC Global, Inc.*	4,541	49,996
Transcat, Inc.*	1,264	138,193
Xometry, Inc., Class A (x)*	655	23,521

		3,881,360

Total Industrials		41,566,669

Information Technology (30.4%)
Communications Equipment (0.4%)
Calix, Inc.*	9,112	398,103
Cambium Networks Corp.*	1,745	10,470
Clearfield, Inc. (x)*	1,950	56,706
CommScope Holding Co., Inc.*	31,926	90,031
Digi International, Inc.*	4,862	126,412
Extreme Networks, Inc.*	19,535	344,598
Harmonic, Inc. (x)*	17,002	221,706
Infinera Corp. (x)*	30,952	147,022
Viavi Solutions, Inc.*	28,427	286,260

		1,681,308

Electronic Equipment, Instruments & Components (1.6%)
Advanced Energy Industries, Inc.	5,812	633,043
Akoustis Technologies, Inc. (x)*	11,612	9,684
Arlo Technologies, Inc.*	12,330	117,382
Badger Meter, Inc.	4,554	703,001
Bel Fuse, Inc., Class B	131	8,747
Belden, Inc.	4,104	317,034
Climb Global Solutions, Inc.	542	29,718
CTS Corp.	4,750	207,765
ePlus, Inc.*	269	21,477
Evolv Technologies Holdings, Inc.*	3,305	15,600
Fabrinet*	5,694	1,083,739
FARO Technologies, Inc.*	276	6,218
Insight Enterprises, Inc.*	4,466	791,331
Iteris, Inc.*	3,309	17,207
Itron, Inc.*	684	51,649
Kimball Electronics, Inc.*	793	21,371
Lightwave Logic, Inc. (x)*	17,593	87,613
Luna Innovations, Inc.*	5,018	33,370
MicroVision, Inc. (x)*	29,185	77,632
Napco Security Technologies, Inc.	5,133	175,805
Novanta, Inc.*	5,543	933,497
OSI Systems, Inc.*	2,480	320,044
PAR Technology Corp. (x)*	374	16,284
Plexus Corp.*	3,761	406,677
Rogers Corp.*	1,978	261,234
Sanmina Corp.*	425	21,832

		6,368,954

IT Services (6.2%)
Applied Digital Corp. (x)*	12,681	85,470
BigBear.ai Holdings, Inc. (x)*	4,385	9,384
BigCommerce Holdings, Inc.*	10,147	98,730
Cloudflare, Inc., Class A*	197,069	16,407,965
Couchbase, Inc.*	5,321	119,829
DigitalOcean Holdings, Inc. (x)*	9,866	361,983
Fastly, Inc., Class A*	389,209	6,927,920
Grid Dynamics Holdings, Inc.*	7,060	94,110
Hackett Group, Inc. (The)	3,491	79,490
Information Services Group, Inc.	2,681	12,627
Perficient, Inc.*	5,291	348,254
Squarespace, Inc., Class A*	2,370	78,234
Thoughtworks Holding, Inc.*	14,533	69,904
Tucows, Inc., Class A (x)*	638	17,226

		24,711,126

Semiconductors & Semiconductor Equipment (2.2%)
ACM Research, Inc., Class A*	1,051	20,536
Aehr Test Systems (x)*	4,267	113,203
Ambarella, Inc.*	3,620	221,870
Atomera, Inc. (x)*	2,406	16,866
Axcelis Technologies, Inc.*	5,043	654,027
CEVA, Inc.*	3,090	70,174
Credo Technology Group Holding Ltd.*	17,751	345,612
Diodes, Inc.*	5,478	441,089
FormFactor, Inc.*	11,958	498,768
Impinj, Inc.*	3,589	323,118
indie Semiconductor, Inc., Class A*	21,772	176,571
inTEST Corp. (x)*	1,675	22,780
Kulicke & Soffa Industries, Inc.	6,018	329,305
MACOM Technology Solutions Holdings, Inc.*	8,423	782,918
Maxeon Solar Technologies Ltd. (x)*	2,998	21,496
MaxLinear, Inc., Class A*	11,848	281,627
Navitas Semiconductor Corp., Class A*	2,559	20,651
NVE Corp.	648	50,823
Onto Innovation, Inc.*	6,497	993,391
PDF Solutions, Inc.*	4,771	153,340
Power Integrations, Inc.	8,803	722,814
Rambus, Inc.*	16,898	1,153,288

See Notes to Financial Statements.

1323

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Silicon Laboratories, Inc.*	4,911	$649,578
SiTime Corp.*	2,685	327,785
SkyWater Technology, Inc.*	2,742	26,378
SMART Global Holdings, Inc.*	1,745	33,033
Synaptics, Inc.*	523	59,664
Transphorm, Inc. (x)*	4,940	18,031

		8,528,736

Software (19.4%)
8x8, Inc.*	17,817	67,348
A10 Networks, Inc.	11,030	145,265
ACI Worldwide, Inc.*	14,471	442,813
Adeia, Inc.	14,438	178,887
Agilysys, Inc.*	3,131	265,571
Alarm.com Holdings, Inc.*	7,433	480,320
Alkami Technology, Inc.*	6,205	150,471
Altair Engineering, Inc., Class A*	8,378	705,009
American Software, Inc., Class A	3,931	44,420
Amplitude, Inc., Class A*	10,645	135,404
Appfolio, Inc., Class A*	2,970	514,523
Appian Corp., Class A*	6,412	241,476
Asana, Inc., Class A (x)*	12,682	241,085
Aurora Innovation, Inc., Class A*	1,004,985	4,391,784
AvePoint, Inc.*	23,057	189,298
BILL Holdings, Inc.*	90,684	7,398,908
Bit Digital, Inc. (x)*	2,065	8,735
Blackbaud, Inc.*	6,725	583,058
BlackLine, Inc.*	8,772	547,724
Box, Inc., Class A*	21,789	558,016
Braze, Inc., Class A*	8,111	430,937
C3.ai, Inc., Class A (x)*	9,590	275,329
Cipher Mining, Inc.*	324	1,338
Cleanspark, Inc. (x)*	2,867	31,623
Clear Secure, Inc., Class A	12,694	262,131
CommVault Systems, Inc.*	6,430	513,436
Confluent, Inc., Class A*	42,155	986,427
Consensus Cloud Solutions, Inc.*	1,745	45,736
CoreCard Corp. (x)*	1,102	15,241
Digimarc Corp. (x)*	2,229	80,512
Digital Turbine, Inc.*	3,870	26,548
Domo, Inc., Class B*	4,840	49,804
eGain Corp.*	3,262	27,172
Enfusion, Inc., Class A*	5,705	55,339
EngageSmart, Inc.*	7,524	172,300
Envestnet, Inc.*	7,696	381,106
Everbridge, Inc.*	6,366	154,757
EverCommerce, Inc.*	2,833	31,248
Expensify, Inc., Class A*	8,695	21,477
Freshworks, Inc., Class A*	24,981	586,804
Gitlab, Inc., Class A*	184,036	11,586,907
Instructure Holdings, Inc.*	3,000	81,030
Intapp, Inc.*	4,290	163,106
InterDigital, Inc.	4,101	445,123
Jamf Holding Corp.*	10,886	196,601
Kaltura, Inc.*	12,774	24,909
LivePerson, Inc.*	11,552	43,782
Marathon Digital Holdings, Inc. (x)*	32,920	773,291
MeridianLink, Inc.*	2,855	70,718
MicroStrategy, Inc., Class A (x)*	7,180	4,535,032
Mitek Systems, Inc.*	6,400	83,456
Model N, Inc.*	5,805	156,329
N-able, Inc.*	9,626	127,545
NextNav, Inc. (x)*	8,054	35,840
Olo, Inc., Class A*	9,327	53,350
OneSpan, Inc.*	5,856	62,776
PagerDuty, Inc.*	14,134	327,202
PowerSchool Holdings, Inc., Class A*	8,739	205,891
Procore Technologies, Inc.*	144,428	9,997,306
Progress Software Corp.	6,720	364,896
PROS Holdings, Inc.*	5,029	195,075
Q2 Holdings, Inc.*	8,778	381,053
Qualys, Inc.*	5,751	1,128,806
Rapid7, Inc.*	9,423	538,053
Red Violet, Inc. (x)*	1,739	34,728
Rimini Street, Inc.*	8,671	28,354
Riot Platforms, Inc. (x)*	20,537	317,707
Samsara, Inc., Class A*	506,822	16,917,718
Sapiens International Corp. NV	4,753	137,552
SEMrush Holdings, Inc., Class A (x)*	4,886	66,743
SilverSun Technologies, Inc. (x)	83,380	1,426,632
SoundHound AI, Inc., Class A (x)*	22,064	46,776
SoundThinking, Inc.*	1,497	38,233
Sprinklr, Inc., Class A*	16,529	199,009
Sprout Social, Inc., Class A*	7,387	453,857
SPS Commerce, Inc.*	5,673	1,099,654
Tenable Holdings, Inc.*	17,659	813,374
Varonis Systems, Inc.*	16,821	761,655
Verint Systems, Inc.*	9,010	243,540
Veritone, Inc. (x)*	4,787	8,664
Viant Technology, Inc., Class A*	2,106	14,510
Weave Communications, Inc.*	4,983	57,155
Workiva, Inc., Class A*	7,709	782,695
Yext, Inc.*	16,546	97,456
Zeta Global Holdings Corp., Class A*	21,300	187,866
Zuora, Inc., Class A*	20,771	195,247

		76,946,582

Technology Hardware, Storage & Peripherals (0.6%)
CompoSecure, Inc. (x)*	2,203	11,896
Corsair Gaming, Inc.*	5,863	82,668
CPI Card Group, Inc. (x)*	670	12,857
IonQ, Inc.(x)*	15,846	196,332
Super Micro Computer, Inc.*	7,176	2,039,850

		2,343,603

Total Information Technology		120,580,309

Materials (2.4%)
Chemicals (1.5%)
American Vanguard Corp.	736	8,074
Balchem Corp.	4,937	734,379
Cabot Corp.	8,566	715,261
Ecovyst, Inc.*	3,067	29,965
Ginkgo Bioworks Holdings, Inc., Class A (x)*	760,342	1,284,978
Hawkins, Inc.	2,996	210,978
HB Fuller Co.	7,458	607,156
Ingevity Corp.*	5,688	268,587
Innospec, Inc.	3,389	417,660
Livent Corp. (x)*	27,892	501,498
Orion SA	8,490	235,428
PureCycle Technologies, Inc. (x)*	3,669	14,859
Quaker Chemical Corp.	2,147	458,213

See Notes to Financial Statements.

1324

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Sensient Technologies Corp.	6,516	$430,056
Stepan Co.	413	39,049

		5,956,141

Construction Materials (0.0%)†
United States Lime & Minerals, Inc.	315	72,560

Containers & Packaging (0.1%)
Myers Industries, Inc.	5,713	111,689
O-I Glass, Inc.*	20,356	333,432

		445,121

Metals & Mining (0.7%)
5E Advanced Materials, Inc. (x)*	5,835	8,227
Alpha Metallurgical Resources, Inc.	121	41,009
ATI, Inc.*	19,964	907,763
Century Aluminum Co.*	8,289	100,628
Compass Minerals International, Inc.	5,317	134,626
Constellium SE*	12,398	247,464
Contango ORE, Inc.*	585	10,594
Dakota Gold Corp. (x)*	4,861	12,736
Hecla Mining Co.	19,817	95,320
i-80 Gold Corp.*	2,544	4,477
Ivanhoe Electric, Inc. (x)*	9,797	98,754
Kaiser Aluminum Corp.	2,362	168,151
Materion Corp.	3,160	411,211
MP Materials Corp.*	21,515	427,073
Novagold Resources, Inc.*	36,853	137,830
Perpetua Resources Corp.*	5,674	17,987
Piedmont Lithium, Inc. (x)*	955	26,960
Ryerson Holding Corp.	248	8,601

		2,859,411

Paper & Forest Products (0.1%)
Sylvamo Corp.	5,551	272,610

Total Materials		9,605,843

Real Estate (1.4%)
Diversified REITs (0.0%)†
Essential Properties Realty Trust, Inc. (REIT)	2,587	66,124
Gladstone Commercial Corp. (REIT)	1,056	13,981

		80,105

Health Care REITs (0.1%)
CareTrust REIT, Inc. (REIT)	1,458	32,630
Community Healthcare Trust, Inc. (REIT)	2,636	70,223
National Health Investors, Inc. (REIT)	641	35,800
Universal Health Realty Income Trust (REIT)	2,049	88,619

		227,272

Hotel & Resort REITs (0.3%)
Ryman Hospitality Properties, Inc. (REIT)	9,024	993,181

Real Estate Management & Development (0.9%)
Anywhere Real Estate, Inc.*	1,683	13,649
Compass, Inc., Class A*	37,861	142,357
DigitalBridge Group, Inc.	7,933	139,145
eXp World Holdings, Inc. (x)	10,994	170,627
Marcus & Millichap, Inc.	1,457	63,642
Maui Land & Pineapple Co., Inc.*	985	15,652
Opendoor Technologies, Inc.*	257,797	1,154,930
Redfin Corp. (x)*	130,725	1,349,082
RMR Group, Inc. (The), Class A	1,640	46,297
St Joe Co. (The)	5,271	317,209

		3,412,590

Residential REITs (0.0%)†
Clipper Realty, Inc. (REIT)	1,540	8,316
NexPoint Residential Trust, Inc. (REIT)	1,120	38,562
UMH Properties, Inc. (REIT)	1,511	23,148

		70,026

Retail REITs (0.1%)
Alexander’s, Inc. (REIT)	323	68,983
CBL & Associates Properties, Inc. (REIT)(x)	3,120	76,190
Phillips Edison & Co., Inc. (REIT)	3,143	114,657
Saul Centers, Inc. (REIT)	1,628	63,932
Tanger, Inc. (REIT)	7,500	207,900

		531,662

Specialized REITs (0.0%)†
Four Corners Property Trust, Inc. (REIT)	1,608	40,683
Outfront Media, Inc. (REIT)	10,746	150,014

		190,697

Total Real Estate		5,505,533

Utilities (0.7%)
Electric Utilities (0.1%)
Genie Energy Ltd., Class B	1,563	43,967
MGE Energy, Inc.	2,911	210,495
Otter Tail Corp.	3,407	289,493
PNM Resources, Inc.	1,409	58,614

		602,569

Gas Utilities (0.2%)
Brookfield Infrastructure Corp., Class A	2,046	72,183
Chesapeake Utilities Corp.	2,129	224,886
New Jersey Resources Corp.	7,857	350,265

		647,334

Independent Power and Renewable Electricity Producers (0.2%)
Montauk Renewables, Inc.*	10,532	93,840
Ormat Technologies, Inc.	5,286	400,626
Sunnova Energy International, Inc. (x)*	8,058	122,885

		617,351

Multi-Utilities (0.0%)†
Unitil Corp.	706	37,114

Water Utilities (0.2%)
American States Water Co.	5,720	460,002
Artesian Resources Corp., Class A	1,002	41,533
Cadiz, Inc. (x)*	6,389	17,889
California Water Service Group	2,822	146,377
Consolidated Water Co. Ltd.	690	24,564
Global Water Resources, Inc.	1,601	20,941
Middlesex Water Co.	2,735	179,471

See Notes to Financial Statements.

1325

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Pure Cycle Corp.*	2,955	$30,939
York Water Co. (The)	2,259	87,243

		1,008,959

Total Utilities		2,913,327

Total Common Stocks (98.5%) (Cost $338,631,168)		390,414,925

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Cartesian Therapeutics, Inc. (x)*	4,583	619
Chinook Therapeutics, Inc., CVR (r)*	2,496	998

Total Rights (0.0%)† (Cost $1,349)		1,617

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	10,119	1,215

Pharmaceuticals (0.0%)†
Cassava Sciences, Inc., expiring 11/15/24*	2,484	11,861

Total Health Care		13,076

Total Warrants (0.0%)† (Cost $—)		13,076

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (7.2%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	2,000,000	2,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	2,105,754	2,105,754
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	10,000,000	10,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	3,007,358	3,007,358
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	2,498,560	2,500,559
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	3,000,000	3,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.32% (7 day yield) (xx)	5,000,000	5,000,000

Total Investment Companies		28,613,671

Total Short-Term Investments (7.2%) (Cost $28,613,500)		28,613,671

Total Investments in Securities (105.7%) (Cost $367,246,017)		419,043,289
Other Assets Less Liabilities (-5.7%)		(22,584,479)

Net Assets (100%)		$396,458,810

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $361,657 or 0.1% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $39,733,141. This was collateralized by $16,296,261 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 1/15/24 – 11/15/53 and by cash of $26,113,112 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	11	3/2024	USD	1,126,235	42,863

					42,863

See Notes to Financial Statements.

1326

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$5,718,909	$—	$—		$5,718,909
Consumer Discretionary	71,828,699	3,233,833	—	(a)	75,062,532
Consumer Staples	13,525,721	—	—		13,525,721
Energy	8,500,859	—	—		8,500,859
Financials	30,234,732	—	—		30,234,732
Health Care	77,198,216	—	2,275		77,200,491
Industrials	41,566,669	—	—		41,566,669
Information Technology	120,580,309	—	—		120,580,309
Materials	9,605,843	—	—		9,605,843
Real Estate	5,505,533	—	—		5,505,533
Utilities	2,913,327	—	—		2,913,327
Futures	42,863	—	—		42,863
Rights
Health Care	—	619	998		1,617
Short-Term Investments
Investment Companies	28,613,671	—	—		28,613,671
Warrants
Health Care	1,215	11,861	—		13,076

Total Assets	$415,836,566	$3,246,313	$3,273		$419,086,152

Total Liabilities	$—	$—	$—		$—

Total	$415,836,566	$3,246,313	$3,273		$419,086,152

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$42,863	*

Total		$42,863

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1327

EQ ADVISORS TRUST

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$(90,529)	$(90,529)

Total	$(90,529)	$(90,529)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$59,101	$59,101

Total	$59,101	$59,101

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$886,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$195,780,859
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$241,454,178

During the year ended December 31, 2023, the Portfolio engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act were as follows:

Cost of Purchases (affiliated 13%)*	Net Proceeds of Sales and Redemptions (affiliated 14%)*	Net Realized Gain (Loss)
$ 25,074,913	$33,918,476	$(1,542,314)

*	Represents percentage/amount of total Purchases and/or Sales.

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,800,650
Aggregate gross unrealized depreciation	(65,399,620)

Net unrealized appreciation	$48,401,030

Federal income tax cost of investments in securities and derivative instruments, if applicable	$370,685,122

For the year ended December 31, 2023, the Portfolio incurred approximately $236 as brokerage commissions with Morgan Stanley & Co., Inc. and $164 as brokerage commissions with Sanford C. Bernstein & Co., LLC, affiliated broker/dealers.

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $367,246,017)	$419,043,289
Cash	4,958,933
Foreign cash (Cost $958)	935
Cash held as collateral at broker for futures	79,600
Receivable for securities sold	185,983
Securities lending income receivable	80,859
Dividends, interest and other receivables	69,403
Receivable for Portfolio shares sold	53,289
Other assets	1,811

Total assets	424,474,102

LIABILITIES
Payable for return of collateral on securities loaned	26,113,112
Payable for securities purchased	1,329,603
Investment management fees payable	227,876
Payable for Portfolio shares repurchased	188,365
Administrative fees payable	41,962
Distribution fees payable – Class IB	32,625
Due to broker for futures variation margin	18,630
Accrued expenses	63,119

Total liabilities	28,015,292

Commitments and contingent liabilities^
NET ASSETS	$396,458,810

Net assets were comprised of:
Paid in capital	$492,982,241
Total distributable earnings (loss)	(96,523,431)

Net assets	$396,458,810

Class IB
Net asset value, offering and redemption price per share, $161,655,583 / 22,378,951 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.22

Class K
Net asset value, offering and redemption price per share, $234,803,227 / 31,266,459 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.51

(x)	Includes value of securities on loan of $39,733,141.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $2,975 foreign withholding tax)	$1,811,545
Interest	192,120
Securities lending (net)	1,906,969

Total income	3,910,634

EXPENSES
Investment management fees	2,960,180
Administrative fees	473,137
Distribution fees – Class IB	350,064
Custodian fees	123,200
Professional fees	67,229
Printing and mailing expenses	39,595
Trustees’ fees	13,392
Miscellaneous	8,146

Gross expenses	4,034,943
Less: Waiver from investment manager	(351,688)

Net expenses	3,683,255

NET INVESTMENT INCOME (LOSS)	227,379

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(23,166,410)
Futures contracts	(90,529)
Foreign currency transactions	(803)

Net realized gain (loss)	(23,257,742)

Change in unrealized appreciation (depreciation) on:
Investments in securities	133,202,458
Futures contracts	59,101
Foreign currency translations	24

Net change in unrealized appreciation (depreciation)	133,261,583

NET REALIZED AND UNREALIZED GAIN (LOSS)	110,003,841

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$110,231,220

See Notes to Financial Statements.

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EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$227,379	$(339,585)
Net realized gain (loss)	(23,257,742)	(120,958,890)
Net change in unrealized appreciation (depreciation)	133,261,583	(137,305,113)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	110,231,220	(258,603,588)

Distributions to shareholders:
Class IB	(2,223)	(1,084,560)
Class K	(505,322)	(1,995,320)

Total distributions to shareholders	(507,545)	(3,079,880)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 3,938,775 and 3,808,387 shares, respectively ]	25,041,528	25,560,095
Capital shares issued in reinvestment of dividends and distributions [ 311 and 182,513 shares, respectively ]	2,223	1,084,560
Capital shares repurchased [ (3,670,338) and (4,023,017) shares , respectively]	(23,024,466)	(26,764,086)

Total Class IB transactions	2,019,285	(119,431)

Class K
Capital shares sold [ 26,903 and 8,362,014 shares, respectively ]	176,861	58,103,889
Capital shares issued in reinvestment of dividends and distributions [ 68,094 and 323,287 shares, respectively ]	505,322	1,995,320
Capital shares repurchased [ (7,809,380) and (5,555,085) shares , respectively]	(52,547,115)	(37,268,053)

Total Class K transactions	(51,864,932)	22,831,156

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,845,647)	22,711,725

TOTAL INCREASE (DECREASE) IN NET ASSETS	59,878,028	(238,971,743)
NET ASSETS:
Beginning of year	336,580,782	575,552,525

End of year	$396,458,810	$336,580,782

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022	2021		2020	2019
Net asset value, beginning of year	$5.37		$9.71	$17.28		$10.39	$8.76

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01	)†(1)	(0.02)	(0.10	)(aa)	(0.08)	(0.01)
Net realized and unrealized gain (loss)	1.86		(4.27)	0.65		9.86	2.99

Total from investment operations	1.85		(4.29)	0.55		9.78	2.98

Less distributions:
Dividends from net investment income	—	#	— #	—		—	—
Distributions from net realized gains	—		(0.05)	(8.12)		(2.89)	(1.35)

Total dividends and distributions	—	#	(0.05)	(8.12)		(2.89)	(1.35)

Net asset value, end of year	$7.22		$5.37	$9.71		$17.28	$10.39

Total return	34.45%		(44.23)%	2.78%		95.74%	34.35%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$161,656		$118,839	$214,924		$210,225	$162
Ratio of expenses to average net assets:
After waivers (f)	1.15%		1.15%	1.15%		1.15%	1.15%
Before waivers (f)	1.24%		1.24%	1.21%		1.24%	1.24%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.11	)%(cc)	(0.25)%	(0.50	)%(bb)	(0.50)%	(0.10)%
Before waivers (f)	(0.20	)%(cc)	(0.34)%	(0.56	)%(bb)	(0.59)%	(0.19)%
Portfolio turnover rate^	54%		72%	102%		102%	73%

	Year Ended December 31,
Class K	2023		2022	2021		2020	2019
Net asset value, beginning of year	$5.59		$10.06	$17.61		$10.54	$8.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.01	(1)	— #	(0.05	)(aa)	(0.03)	0.02
Net realized and unrealized gain (loss)	1.93		(4.42)	0.66		9.99	3.03

Total from investment operations	1.94		(4.42)	0.61		9.96	3.05

Less distributions:
Dividends from net investment income	(0.02)		— #	(0.04)		— #	(0.02)
Distributions from net realized gains	—		(0.05)	(8.12)		(2.89)	(1.35)

Total dividends and distributions	(0.02)		(0.05)	(8.16)		(2.89)	(1.37)

Net asset value, end of year	$7.51		$5.59	$10.06		$17.61	$10.54

Total return	34.64%		(43.99)%	3.04%		96.08%	34.79%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$234,803		$217,742	$360,628		$431,002	$328,235
Ratio of expenses to average net assets:
After waivers (f)	0.90%		0.90%	0.90%		0.90%	0.90%
Before waivers (f)	0.99%		0.99%	0.96%		0.99%	0.99%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.16	%(cc)	0.01%	(0.25	)%(bb)	(0.24)%	0.15%
Before waivers (f)	0.07	%(cc)	(0.08)%	(0.31	)%(bb)	(0.33)%	0.06%
Portfolio turnover rate^	54%		72%	102%		102%	73%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $(0.01) and $0.00# for Class IB and Class K, respectively.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $(0.10) and $(0.06) for Class IB and Class K respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.03% lower.
(cc)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.12% lower.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IB Shares	4.09%	1.62%	2.49%
Portfolio – Class K Shares	4.31	1.88	2.74
Bloomberg World Government Inflation-linked Bond Index	4.52	1.72	2.96

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 4.09% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg World Government Inflation-linked Bond Index, which returned 4.52% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Positioning in U.S. and eurozone interest rates

•	Developed market breakeven positioning, particularly Japanese, Australia, and eurozone

•	Exposure to investment grade and securitized debt

What hurt performance during the year:

•	Underweight exposure to Japanese interest rates

•	Active currency strategies

How derivatives contributed/detracted from performance during the year:

Interest rate strategies were partially implemented through the use of futures and options, which detracted from performance. Additionally, the use of currency forwards detracted from performance.

Portfolio Positioning and Outlook — PIMCO

•

Duration and curve: We expressed a modestly overweight duration position overall at year end. We maintained a neutral stance in Japanese duration after the Bank of Japan continued to relax its yield control program and given an unattractive carry profile. We continue to be selective within curves and securities depending on prevailing valuations and market events.

•

Breakeven inflation (BEI): Maintained an overweight to U.S. breakevens as long-term inflation expectations are still well anchored despite inflation continuing to run above the Federal Reserve’s target and core consumer price index (CPI) remaining stubbornly high. We maintained an underweight position in eurozone breakevens.

•	Spread sectors: We remain cautious overall within generic corporate credit given our economic outlook. We remain constructive on U.S. agency and non-agency mortgage-backed securities (MBS).

•	Currency positioning: We seek alpha opportunities via a foreign exchange relative value carry strategy in developed markets and liquid emerging markets.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	14.09
Weighted Average Coupon (%)	1.27
Weighted Average Effective Duration (Years)*	10.76
Weighted Average Rating**	AA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Foreign Government Securities	60.2%
U.S. Treasury Obligations	59.1
Mortgage-Backed Securities	10.6
Financials	3.4
Collateralized Mortgage Obligations	2.4
Asset-Backed Securities	1.4
Communication Services	0.5
Foreign Government Treasury Bill	0.2
Commercial Mortgage-Backed Securities	0.2
Cash and Other	(38.0)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,029.60	$12.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.89	12.40
Class K
Actual	1,000.00	1,030.50	11.21
Hypothetical (5% average annual return before expenses)	1,000.00	1,014.16	11.12

* Expenses are equal to the Portfolio’s Class IB and Class K shares annualized expense ratio of 2.44% and 2.19%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.4%)
Adagio CLO VIII DAC,
Series VIII-A A 4.895%, 4/15/32 (l)§	EUR	300,000	$326,433
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 6.805%, 1/16/30 (l)§		$140,260	140,254
CIT Mortgage Loan Trust,
Series 2007-1 1M1 6.970%, 10/25/37 (l)§		198,538	195,535
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4 M3 6.160%, 10/25/35 (l)		100,000	86,818
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB6 A3 5.690%, 7/25/37 (l)§		278,083	182,278
CWABS Asset-Backed Certificates Trust,
Series 2007-1 1A 5.610%, 7/25/37 (l)		64,974	58,864
Series 2007-6 1A 5.670%, 9/25/37 (l)		13,725	12,346
Series 2007-8 1A1 5.660%, 11/25/37 (l)		127,825	119,053
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 6.210%, 8/25/47 (l)		30,139	29,225
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 A 6.656%, 9/15/37 (l)§		16,967	16,967
GSAA Trust,
Series 2006-7 AF4A 6.720%, 3/25/46 (e)		19,432	10,626
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-A 1A 5.690%, 4/25/37 (l)		19,005	14,371
HSI Asset Securitization Corp. Trust,
Series 2007-WF1 1A1 5.790%, 5/25/37 (l)		2,407	2,397
Lehman XS Trust,
Series 2007-20N A1 7.770%, 12/25/37 (l)		109,390	109,840
Long Beach Mortgage Loan Trust,
Series 2006-7 2A2 5.710%, 8/25/36 (l)		65,152	25,409
MASTR Asset-Backed Securities Trust,
Series 2006-WMC4 A5 5.620%, 10/25/36 (l)		109,839	35,178
New Century Home Equity Loan Trust,
Series 2004-4 M1 6.235%, 2/25/35 (l)		47,341	44,306
Option One Mortgage Loan Trust,
Series 2004-3 M2 6.325%, 11/25/34 (l)		11,772	11,611
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 5.790%, 7/25/36 (l)		156,828	51,817
Series 2006-HE2 A2C 5.770%, 7/25/36 (l)		46,370	17,682
Soundview Home Loan Trust,
Series 2007-OPT1 1A1 5.670%, 6/25/37 (l)		99,669	70,790
Series 2007-OPT2 2A3 5.650%, 7/25/37 (l)		49,185	42,884

Total Asset-Backed Securities			1,604,684

Collateralized Mortgage Obligations (2.4%)
Alternative Loan Trust,
Series 2005-29CB A4 5.000%, 7/25/35		32,666	18,574
Series 2006-HY11 A1 5.710%, 6/25/36 (l)		69,501	61,250
Series 2007-1T1 1A1 6.000%, 3/25/37		143,316	54,068
Series 2007-4CB 1A35 6.000%, 4/25/37		28,163	23,617
Alternative Loan Trust Resecuritization,
Series 2008-2R 1A1 6.000%, 8/25/37 (l)		40,834	33,069
Angel Oak Mortgage Trust,
Series 2020-4 A1 1.469%, 6/25/65 (l)§		48,360	44,973
Brants Bridge plc,
Series 2023-1 A 6.100%, 6/14/66 (l)(m)	GBP	465,368	591,548
Canterbury Finance NO 4 plc,
Series 4 A2 6.046%, 5/16/58 (l)(m)		420,853	534,899
CHL Mortgage Pass-Through Trust,
Series 2007-1 A1 6.000%, 3/25/37		$44,252	21,193
Citigroup Mortgage Loan Trust,
Series 2007-AR4 1A1A 4.203%, 3/25/37 (l)		41,857	35,794
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2 1CB1 5.500%, 8/25/34		5,121	4,513
CSMC Trust,
Series 2007-4R 1A1 5.401%, 10/26/36(l)§		3,027	2,584
Series 2015-3R 5A2 5.620%, 9/29/36 (l)§		66,907	64,382
DSLA Mortgage Loan Trust,
Series 2005-AR6 2A1A 6.050%, 10/19/45 (l)		40,368	33,981
Dutch Property Finance BV,
Series 2022-2 A 4.852%, 4/28/62 (l)(m)	EUR	264,571	292,799
GNMA,
Series 2016-H17 FC 6.267%, 8/20/66 (l)		$137,833	137,182

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
GSR Mortgage Loan Trust,
Series 2004-12 3A6 5.216%, 12/25/34 (l)		$2,914	$2,630
Series 2005-AR4 6A1 4.649%, 7/25/35 (l)		14,274	13,016
Harbour No. 1 plc,
Series 1 A1 6.032%, 1/28/54 (l)(m)	GBP	305,775	389,451
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 5.930%, 3/25/36 (l)		$26,759	24,486
JP Morgan Mortgage Trust,
Series 2005-A2 5A2 6.144%, 4/25/35 (l)		1,196	1,182
Lehman Mortgage Trust,
Series 2005-3 4A1 5.032%, 1/25/36 (l)		6,371	5,851
New Residential Mortgage Loan Trust,
Series 2018-3A A1 4.500%, 5/25/58 (l)§		33,126	32,009
RALI Trust,
Series 2007-QH8 A 5.791%, 10/25/37 (l)		25,635	21,524
Residential Asset Securitization Trust,
Series 2006-A10 A5 6.500%, 9/25/36		117,965	39,859
Residential Mortgage Securities 32 plc,
Series 32A A 6.445%, 6/20/70 (l)§	GBP	107,032	136,687
Sequoia Mortgage Trust,
Series 6 A 6.110%, 4/19/27 (l)		$31,012	29,826
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2006-5 2CB1 6.000%, 7/25/36		23,662	15,701

Total Collateralized Mortgage Obligations			2,666,648

Commercial Mortgage-Backed Securities (0.2%)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 6.859%, 12/15/31 (l)§		63,490	51,598
STWD Ltd.,
Series 2019-FL1 A 6.556%, 7/15/38 (l)§		109,959	109,959

Total Commercial Mortgage-Backed Securities			161,557

Corporate Bonds (3.9%)
Communication Services (0.5%)
Media (0.5%)
Uktv Interactive Ltd.
2.500%, 7/17/24	GBP	130,000	631,211

Total Communication Services			631,211

Financials (3.4%)
Banks (0.1%)
Nordea Kredit Realkreditaktieselskab
0.500%, 10/1/43	DKK	257,929	31,043
1.000%, 10/1/50 (m)		407	47
0.500%, 10/1/53		111,153	11,862
1.500%, 10/1/53		99,978	11,376

			54,328

Capital Markets (0.3%)
UBS Group AG
(EURIBOR 3 Month + 1.00%), 4.965%, 1/16/26 (k)(m)	EUR	300,000	331,519

Financial Services (3.0%)
Jyske Realkredit A/S
Series CCE
0.500%, 10/1/43	DKK	611,946	73,493
1.000%, 10/1/50 (m)		12,472	1,443
1.000%, 10/1/50		8,172	895
1.000%, 10/1/53		2	—
Nykredit Realkredit A/S
Series 01e 5.000%, 10/1/53 (m)		297,524	44,123
Series 01E 0.500%, 10/1/43 (m)		353,640	42,430
0.500%, 10/1/53 (m)		1	—
1.000%, 10/1/53(m)		32,646	3,513
2.000%, 10/1/53 (m)		2	—
3.000%, 10/1/53 (m)		8,906,080	1,234,429
Series 01EE 1.000%, 10/1/50 (m)		48,891	5,347
1.500%, 10/1/53 (m)		128,778	15,496
Series 13H 1.000%, 1/1/24		1,100,000	162,525
Series CCE 1.000%, 10/1/50(m)		273,572	31,615
Realkredit Danmark A/S
1.000%, 10/1/53 (m)		563,480	64,293
Series 10F1 1.000%, 1/1/24 (m)		2,800,000	414,524
Series 23S 1.500%, 10/1/53 (m)		461,053	55,508
3.000%, 10/1/53 (m)		2,907,705	402,061
Series 27S 1.500%, 10/1/53 (m)		6,439,299	733,158
Series CCS 1.000%, 10/1/50 (m)		717,680	82,809

			3,367,662

Total Financials			3,753,509

Total Corporate Bonds			4,384,720

Foreign Government Securities (60.2%)
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	200,000	52,685
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS(m)	EUR	3,697,059	4,012,395
1.300%, 5/15/28 TIPS (m)		3,588,047	3,957,066
0.400%, 5/15/30 TIPS (m)		2,517,974	2,597,675
0.100%, 5/15/33 TIPS (m)		2,418,512	2,285,638
2.550%, 9/15/41 TIPS (m)		545,154	644,550

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Canada Government Bond 3.000%, 12/1/36 TIPS	CAD	770,021	$676,303
2.000%, 12/1/41 TIPS		285,225	227,920
1.500%, 12/1/44 TIPS		178,369	131,288
1.250%, 12/1/47 TIPS		514,595	367,376
0.500%, 12/1/50 TIPS		305,099	181,548
Commonwealth of Australia 3.000%, 9/20/25 TIPS (m)	AUD	1,369,674	959,844
2.000%, 8/21/35 TIPS (m)		922,320	662,156
1.250%, 8/21/40 TIPS (m)		379,290	245,003
European Financial Stability Facility 2.375%, 6/21/32 (m)	EUR	3,700,000	4,008,274
French Republic 0.250%, 7/25/24 TIPS(m)		377,558	413,936
0.100%, 3/1/25 TIPS (m)		776,672	845,016
0.100%, 3/1/26 TIPS (m)		1,298,798	1,419,722
1.850%, 7/25/27 TIPS (m)(z)		1,713,075	1,999,418
0.100%, 3/1/28 TIPS (m)		939,846	1,023,829
0.100%, 3/1/29 TIPS (m)		715,449	783,637
0.100%, 7/25/31 TIPS (m)		1,419,075	1,544,169
0.100%, 3/1/32 TIPS (m)		677,459	732,239
0.100%, 7/25/36 TIPS (m)		1,632,854	1,702,685
0.550%, 3/1/39 TIPS (m)		310,868	338,755
1.800%, 7/25/40 TIPS (m)		567,551	743,354
Japan Government Bond CPI Linked 0.100%, 3/10/26 TIPS	JPY	141,093,225	1,040,022
0.100%, 3/10/28 TIPS		256,746,070	1,913,186
0.100%, 3/10/29 TIPS		64,278,900	480,091
Series 20 0.100%, 3/10/25 TIPS		14,118,000	102,622
Kingdom of Spain 0.650%, 11/30/27 TIPS(m)	EUR	1,111,318	1,223,394
1.000%, 11/30/30 TIPS (m)		1,299,036	1,447,688
0.700%, 11/30/33 TIPS (m)		1,338,323	1,427,047
Kingdom of Sweden 1.000%, 6/1/25 TIPS(m)	SEK	4,300,000	550,373
0.125%, 6/1/26 TIPS (m)		6,950,000	878,358
0.125%, 12/1/27 TIPS (m)		500,000	62,065
New Zealand Government Bond 2.500%, 9/20/35 TIPS (m)	NZD	128,130	81,192
2.500%, 9/20/40 TIPS(m)		380,400	235,456
U.K. Treasury Bonds 0.500%, 1/31/29 (m)	GBP	1,000,000	1,106,371
3.500%, 1/22/45 (m)		200,000	232,067
0.625%, 10/22/50( m)		200,000	112,480
U.K. Treasury Inflation Linked Bonds 0.125%, 3/22/24 TIPS(m)		467,540	590,306
1.250%, 11/22/27 TIPS (m)		1,362,736	1,832,129
0.125%, 8/10/28 TIPS (m)		1,082,398	1,396,745
0.125%, 8/10/31 TIPS (m)		707,730	915,234
1.250%, 11/22/32 TIPS (m)		1,183,176	1,667,930
0.750%, 3/22/34 TIPS (m)		1,789,535	2,397,477
2.000%, 1/26/35 TIPS (m)		400,000	1,287,101
0.125%, 11/22/36 TIPS (m)		944,437	1,161,422
1.125%, 11/22/37 TIPS (m)		560,419	773,949
0.625%, 3/22/40 TIPS (m)		348,973	440,597
0.125%, 8/10/41 TIPS (m)		742,036	852,179
0.625%, 11/22/42 TIPS (m)		800,184	993,610
0.125%, 3/22/44 TIPS (m)		935,069	1,027,852
0.125%, 3/22/46 TIPS (m)	GBP	526,130	562,700
0.750%, 11/22/47 TIPS (m)		1,000,120	1,223,830
0.125%, 8/10/48 TIPS (m)		659,932	690,164
0.500%, 3/22/50 TIPS (m)		761,271	868,409
0.125%, 3/22/51 TIPS (m)		256,913	262,349
0.250%, 3/22/52 TIPS (m)		666,481	702,281
1.250%, 11/22/55 TIPS (m)		669,855	926,479
0.125%, 11/22/56 TIPS (m)		435,022	430,453
0.125%, 3/22/58 TIPS (m)		460,650	447,780
0.375%, 3/22/62 TIPS (m)		831,447	874,688
0.125%, 11/22/65 TIPS (m)		543,998	514,786
0.125%, 3/22/68 TIPS (m)		673,296	637,192
0.125%, 3/22/73 TIPS (m)		122,536	124,025

Total Foreign Government Securities			67,050,560

Mortgage-Backed Securities (10.6%)
FHLMC UMBS 6.000%, 10/1/53		$400,000	406,410
FNMA UMBS 6.500%, 12/1/53		199,980	204,938
6.000%, 1/1/54		99,990	101,592
FNMA/FHLMC UMBS, 30 Year, Single Family
6.500%, 1/25/54 TBA		2,000,000	2,049,375
4.000%, 2/25/54 TBA		3,400,000	3,222,164
4.500%, 2/25/54 TBA		3,900,000	3,787,875
6.000%, 2/25/54 TBA		2,000,000	2,032,265

Total Mortgage-Backed Securities			11,804,619

U.S. Treasury Obligations (59.1%)
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		2,105,577	2,089,585
2.000%, 1/15/26 TIPS		458,847	455,406
1.750%, 1/15/28 TIPS		1,170,490	1,165,186
3.875%, 4/15/29 TIPS		935,775	1,033,593
2.125%, 2/15/40 TIPS (v)		597,862	616,732
2.125%, 2/15/41 TIPS		1,278,505	1,319,856
0.750%, 2/15/42 TIPS		1,484,155	1,210,050
0.625%, 2/15/43 TIPS		368,011	289,090
1.375%, 2/15/44 TIPS		1,887,800	1,696,660
0.750%, 2/15/45 TIPS		1,999,037	1,572,367
1.000%, 2/15/46 TIPS		2,181,463	1,795,447
0.875%, 2/15/47 TIPS		1,047,697	831,118
1.000%, 2/15/48 TIPS (v)		879,607	714,475
0.250%, 2/15/50 TIPS		239,344	157,144
0.125%, 2/15/51 TIPS		661,780	412,940
0.125%, 2/15/52 TIPS		552,620	341,934
1.500%, 2/15/53 TIPS		310,512	283,415
U.S. Treasury Inflation Linked Notes
0.500%, 4/15/24 TIPS		1,073,521	1,060,405
0.125%, 10/15/24 TIPS		1,558,947	1,525,098
0.250%, 1/15/25 TIPS		1,039,192	1,008,653
0.125%, 4/15/25 TIPS		1,191,130	1,148,472
0.125%, 10/15/25 TIPS (z)		2,252,963	2,166,893
0.625%, 1/15/26 TIPS (z)		2,822,773	2,725,520
0.125%, 4/15/26 TIPS (z)		3,988,880	3,798,785
0.125%, 7/15/26 TIPS		1,450,423	1,382,888

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
0.125%, 10/15/26 TIPS		$900,752	$855,926
0.375%, 1/15/27 TIPS (z)		2,904,013	2,762,669
0.125%, 4/15/27 TIPS		326,907	307,497
0.375%, 7/15/27 TIPS		1,245,182	1,184,285
1.625%, 10/15/27 TIPS		1,350,219	1,341,253
0.500%, 1/15/28 TIPS (z)		4,965,581	4,704,500
0.750%, 7/15/28 TIPS		2,230,774	2,138,580
0.875%, 1/15/29 TIPS		328,992	315,447
0.250%, 7/15/29 TIPS (z)		2,848,254	2,638,195
0.125%, 1/15/30 TIPS (z)		4,783,360	4,345,384
0.125%, 7/15/30 TIPS		2,076,017	1,879,931
0.125%, 7/15/31 TIPS (z)		6,462,902	5,762,586
0.125%, 1/15/32 TIPS		1,886,847	1,662,489
0.625%, 7/15/32 TIPS (z)		4,553,399	4,173,830
1.375%, 7/15/33 TIPS		1,013,050	985,350

Total U.S. Treasury Obligations			65,859,634

Total Long-Term Debt Securities (137.8%) (Cost $165,822,260)			153,532,422

SHORT-TERM INVESTMENT:
Foreign Government Treasury Bill (0.2%)
National Bank of Hungary Bill 0.00%, 1/4/24	HUF	88,000,000	253,666

Total Short-Term Investment (0.2%) (Cost $255,175)			253,666

Total Investments in Securities (138.0%) (Cost $166,077,435)			153,786,088
Other Assets Less Liabilities (-38.0%)			(42,320,742)

Net Assets (100%)			$111,465,346

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $1,303,659 or 1.2% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $67,148,531 or 60.2% of net assets.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $637,009.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
JPY	— Japanese Yen
MXN	— Mexican Peso
NZD	— New Zealand Dollar
OAT	— Obligations Assimilables du Trésor
PEN	— Peruvian Sol
SEK	— Swedish Krona
TBA	— To Be Announced; Security is subject to delayed

delivery

TIPS	— Treasury Inflation Protected Security
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Canada	1.4
Cayman Islands	0.2
Denmark	3.1
France	10.4
Hungary	0.2
Ireland	0.3
Italy	12.1
Japan	3.2
Netherlands	0.3
New Zealand	0.3
Peru	0.0 #
Spain	3.7
Supranational	3.6
Sweden	1.3
Switzerland	0.3
United Kingdom	24.5
United States	71.4
Cash and Other	(38.0)

100.0%

#	Percent shown is less than 0.05%.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bund	63	3/2024	EUR	9,543,493	283,942
Euro-OAT	7	3/2024	EUR	1,016,263	28,248
U.S. Treasury 10 Year Note	44	3/2024	USD	4,967,188	162,188
U.S. Treasury 10 Year Ultra Note	14	3/2024	USD	1,652,219	59,670
U.S. Treasury Long Bond	4	3/2024	USD	499,750	34,150
3 Month Euro EURIBOR	42	9/2026	EUR	11,357,327	28,325

					596,523

Short Contracts
Euro-Bobl	(55)	3/2024	EUR	(7,242,354)	(116,221)
Euro-BTP	(10)	3/2024	EUR	(1,315,356)	(42,589)
Euro-Buxl	(19)	3/2024	EUR	(2,972,584)	(235,719)
Euro-Schatz	(195)	3/2024	EUR	(22,935,969)	(134,173)
Long Gilt	(19)	3/2024	GBP	(2,486,014)	(128,817)
U.S. Treasury 2 Year Note	(31)	3/2024	USD	(6,383,336)	(88,516)
U.S. Treasury 5 Year Note	(91)	3/2024	USD	(9,898,383)	(246,104)
U.S. Treasury Ultra Bond	(34)	3/2024	USD	(4,542,188)	(439,663)
3 Month Euro EURIBOR	(42)	9/2025	EUR	(11,371,237)	(35,893)

					(1,467,695)

					(871,172)

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
DKK	760,000	USD	112,444	Barclays Bank plc	1/9/2024	137
GBP	318,000	USD	403,306	Bank of America	1/9/2024	2,046
MXN	209,715	USD	11,956	Goldman Sachs Bank USA	1/31/2024	332

Total unrealized appreciation						2,515

USD	572,021	DKK	3,890,000	JPMorgan Chase Bank	1/2/2024	(4,045)
HUF	889,485	USD	2,582	Goldman Sachs Bank USA	1/4/2024	(19)
USD	252,300	HUF	88,574,410	JPMorgan Chase Bank	1/4/2024	(2,985)
USD	1,745,864	AUD	2,639,629	Bank of America	1/9/2024	(53,262)
USD	1,510,807	CAD	2,052,488	Goldman Sachs Bank USA	1/9/2024	(38,333)
USD	115,890	DKK	800,000	Deutsche Bank AG	1/9/2024	(2,616)
USD	2,780,234	DKK	18,847,594	Goldman Sachs Bank USA	1/9/2024	(11,713)
USD	31,674,361	EUR	28,804,541	Barclays Bank plc	1/9/2024	(131,745)
USD	1,609,772	GBP	1,267,981	Bank of America	1/9/2024	(6,514)
USD	25,518,044	GBP	20,174,653	Barclays Bank plc	1/9/2024	(198,426)
USD	1,650,608	JPY	243,578,571	Bank of America	1/9/2024	(78,534)
USD	1,747,751	JPY	257,102,750	Goldman Sachs Bank USA	1/9/2024	(77,398)
USD	310,135	NZD	509,000	Bank of America	1/9/2024	(11,631)
USD	1,416,855	SEK	14,778,282	Bank of America	1/9/2024	(48,712)
USD	109,821	BRL	560,911	Goldman Sachs Bank USA**	2/2/2024	(5,449)
USD	218,517	PEN	830,038	Bank of America**	3/20/2024	(5,315)

Total unrealized depreciation						(676,697)

Net unrealized depreciation						(674,182)

**	Non-deliverable forward.

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Written Call Options Contracts as of December 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month Euro EURIBOR	Exchange Traded	39	EUR	(9,750,000)	EUR	96.75	4/12/2024	(26,370)
Euro-Bund	Exchange Traded	5	EUR	(500,000)	EUR	137.00	1/26/2024	(7,783)
U.S. Treasury 2 Year Note	Exchange Traded	30	USD	(6,000,000)	USD	101.88	1/26/2024	(65,625)
U.S. Treasury 2 Year Note	Exchange Traded	31	USD	(6,200,000)	USD	103.00	2/23/2024	(24,219)

Total Written Options Contracts (Premiums Received ($71,324))								(123,997)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$1,604,684	$—	$1,604,684
Collateralized Mortgage Obligations	—	2,666,648	—	2,666,648
Commercial Mortgage-Backed Securities	—	161,557	—	161,557
Corporate Bonds
Communication Services	—	631,211	—	631,211
Financials	—	3,753,509	—	3,753,509
Foreign Government Securities	—	67,050,560	—	67,050,560
Forward Currency Contracts	—	2,515	—	2,515
Futures	596,523	—	—	596,523
Mortgage-Backed Securities	—	11,804,619	—	11,804,619
Short-Term Investment
Foreign Government Treasury Bill	—	253,666	—	253,666
U.S. Treasury Obligations	—	65,859,634	—	65,859,634

Total Assets	$596,523	$153,788,603	$—	$154,385,126

Liabilities:
Forward Currency Contracts	$—	$(676,697)	$—	$(676,697)
Futures	(1,467,695)	—	—	(1,467,695)
Options Written
Call Options Written	(123,997)	—	—	(123,997)

Total Liabilities	$(1,591,692)	$(676,697)	$—	$(2,268,389)

Total	$(995,169)	$153,111,906	$—	$152,116,737

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$596,523	*
Foreign exchange contracts	Receivables	2,515

Total		$599,038

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,591,692	)*
Foreign exchange contracts	Payables	(676,697)

Total		$(2,268,389)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$307,439	$1,194,511	$—	$1,501,950
Foreign exchange contracts	—	—	(727,319)	(727,319)

Total	$307,439	$1,194,511	$(727,319)	$774,631

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(52,673)	$(1,807,308)	$—	$(1,859,981)
Foreign exchange contracts	—	—	813,280	813,280

Total	$(52,673)	$(1,807,308)	$813,280	$(1,046,701)

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$14,639,000
Average notional value of contracts — short	55,053,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$19,001,000
Average settlement value sold — in USD	117,888,000

Options
Average value of option contracts written	$56,000

See Notes to Financial Statements.

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EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$2,046	$(2,046)	$—	$—
Barclays Bank plc	137	(137)	—	—
Goldman Sachs Bank USA	332	(332)	—	—

Total	$2,515	$(2,515)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$203,968	$(2,046)	$—	$201,922
Barclays Bank plc	330,171	(137)	(330,034)	—
Deutsche Bank AG	2,616	—	—	2,616
Goldman Sachs Bank USA	132,912	(332)	—	132,580
JPMorgan Chase Bank	7,030	—	—	7,030

Total	$676,697	$(2,515)	$(330,034)	$344,148

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $306,975.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Settle date of Sell Contract Borrowing Date	Buy contract Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
BNP Paribas	5.53%	12/20/2023	1/10/2024	$(4,699,359)	$(4,713,145)
BNP Paribas	5.53	12/20/2023	1/10/2024	(2,725,258)	(2,733,073)
BNP Paribas	5.53	12/20/2023	1/10/2024	(2,761,039)	(2,769,343)
BNP Paribas	5.45	12/20/2023	1/18/2024	(4,341,553)	(4,360,155)
BNP Paribas	5.53	12/20/2023	1/10/2024	(3,796,219)	(3,808,182)
BNP Paribas	5.45	12/20/2023	1/18/2024	(5,756,875)	(5,781,530)
BNP Paribas	5.45	12/20/2023	1/18/2024	(4,171,259)	(4,187,391)
BNP Paribas	5.71	12/28/2023	1/4/2024	(2,644,558)	(2,647,363)
BNP Paribas	5.71	12/28/2023	1/4/2024	(228,421)	(228,669)
HSBC Bank plc	3.95	11/1/2023	2/7/2024	(1,978,771)	(1,990,564)

					$(33,219,415)

(1)	The average amount of borrowings while outstanding for 365 days during the year ended December 31, 2023, was approximately $31,679,000 at a weighted average interest rate of 5.07%.
(2)	Payable for sale-buyback transactions includes $116,103 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	December 31, 2023
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(31,228,851)	$—	$—	$(31,228,851)
Foreign Governments	—	—	(1,990,564)	—	(1,990,564)

Total Borrowings	$—	$(31,228,851)	$(1,990,564)	$—	$(33,219,415)

Gross amount of recognized liabilities for sale-buybacks					$(33,219,415)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2023:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
BNP Paribas	$(31,228,851)	$31,139,563	$—	$(89,288)
HSBC Bank plc	(1,990,564)	1,999,418	—	8,854

	$(33,219,415)	$33,138,981	$—	$(80,434)

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$119,064,651
Long-term U.S. government debt securities	13,360,370

$132,425,021

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$122,324,863
Long-term U.S. government debt securities	8,173,060

$130,497,923

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,257,757
Aggregate gross unrealized depreciation	(27,696,892)

Net unrealized depreciation	$(20,439,135)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$172,555,872

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $166,077,435)	$153,786,088
Cash	576,249
Foreign cash (Cost $400,857)	283,628
Cash held as collateral at broker for futures	773,000
Receivable for forward settling transactions	10,870,488
Receivable for securities sold	922,223
Dividends, interest and other receivables	315,817
Due from broker for futures variation margin	122,709
Receivable for Portfolio shares sold	11,392
Unrealized appreciation on forward foreign currency contracts	2,515
Other assets	410

Total assets	167,664,519

LIABILITIES
Payable for sale-buyback financing transactions	33,219,415
Payable for forward settling transactions	21,716,652
Unrealized depreciation on forward foreign currency contracts	676,697
Payable for return of cash collateral on forward settling transactions	256,000
Options written, at value (Premiums received $71,324)	123,997
Payable for Portfolio shares repurchased	42,734
Investment management fees payable	28,855
Distribution fees payable – Class IB	19,448
Administrative fees payable	8,822
Trustees’ fees payable	410
Payable for securities purchased	230
Accrued expenses	105,913

Total liabilities	56,199,173

Commitments and contingent liabilities^
NET ASSETS	$111,465,346

Net assets were comprised of:
Paid in capital	$137,466,810
Total distributable earnings (loss)	(26,001,464)

Net assets	$111,465,346

Class IB
Net asset value, offering and redemption price per share, $92,276,007 / 12,386,497 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.45

Class K
Net asset value, offering and redemption price per share, $19,189,339 / 2,557,976 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.50

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$4,298,793
Dividends	3,448
Securities lending (net)	30,067

Total income	4,332,308

EXPENSES
Interest expense	1,684,398
Investment management fees	670,960
Distribution fees – Class IB	232,362
Administrative fees	104,699
Professional fees	91,582
Custodian fees	83,300
Printing and mailing expenses	23,426
Trustees’ fees	4,047
Miscellaneous	16,379

Gross expenses	2,911,153
Less: Waiver from investment manager	(323,385)

Net expenses	2,587,768

NET INVESTMENT INCOME (LOSS)	1,744,540

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(2,816,041)
Futures contracts	1,194,511
Forward foreign currency contracts	(727,319)
Foreign currency transactions	(986,500)
Options written	307,439

Net realized gain (loss)	(3,027,910)

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,971,226
Futures contracts	(1,807,308)
Forward foreign currency contracts	813,280
Foreign currency translations	(125,625)
Options written	(52,673)

Net change in unrealized appreciation (depreciation)	5,798,900

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,770,990

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,515,530

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,744,540	$7,085,450
Net realized gain (loss)	(3,027,910)	7,213,679
Net change in unrealized appreciation (depreciation)	5,798,900	(36,639,989)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,515,530	(22,340,860)

Distributions to shareholders:
Class IB	(549,423)	(10,233,518)
Class K	(114,132)	(2,125,635)

Total distributions to shareholders	(663,555)	(12,359,153)

Tax return of capital:
Class IB	(1,236,671)	—
Class K	(299,155)	—

Total	(1,535,826)	—

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,238,322 and 1,715,177 shares, respectively ]	9,089,668	15,345,903
Capital shares issued in reinvestment of dividends and distributions [ 244,867 and 1,375,082 shares, respectively ]	1,786,094	10,233,518
Capital shares repurchased [ (2,193,387) and (1,832,639) shares , respectively]	(16,113,606)	(16,147,091)

Total Class IB transactions	(5,237,844)	9,432,330

Class K
Capital shares sold [ 295,550 and 480,236 shares, respectively ]	2,187,445	4,191,605
Capital shares issued in reinvestment of dividends and distributions [ 56,144 and 283,736 shares, respectively ]	413,287	2,125,635
Capital shares repurchased [ (418,500) and (720,343) shares , respectively]	(3,093,556)	(6,557,866)

Total Class K transactions	(492,824)	(240,626)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(5,730,668)	9,191,704

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,414,519)	(25,508,309)
NET ASSETS:
Beginning of year	114,879,865	140,388,174

End of year	$111,465,346	$114,879,865

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2023

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$4,515,530
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(286,194,808)
Proceeds from disposition of investments in securities	286,096,481
Increase in payable for forward settling transactions	10,426,730
Increase in receivable for forward settling transactions	(5,910,597)
Change in unrealized (appreciation) depreciation on investments in securities	(6,971,226)
Change in unrealized (appreciation) depreciation on options written	52,673
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(813,280)
Net realized (gain) loss on investments in securities	2,816,041
Net amortization (accretion) of income	(132,843)
Increase in payable for return of cash collateral on forward foreign currency contracts	256,000
Increase in premiums received on options written	71,324
Decrease in due from broker for futures variation margin	17,195
Increase in accrued expenses	1,835
Decrease in other assets	188
Decrease in trustees’ fees payable	(41)
Decrease in administrative fees payable	(633)
Decrease in distribution fees payable – Class IB	(1,208)
Decrease in investment management fees payable	(1,852)
Increase in dividends, interest and other receivables	(28,019)

Net cash provided (used) by operating activities	4,199,490

Cash flows provided (used) by financing activities:
Proceeds from shares sold	11,300,050
Payment for shares repurchased	(19,204,376)
Proceeds from sale-buyback transactions	913,733,054
Payments on sale-buyback transactions	(915,151,783)
Increase in payable for sale-buyback financing transactions	4,061,917

Net cash provided (used) by financing activities	(5,261,138)

Net increase/(decrease) in cash	(1,061,648)

Cash, foreign cash and restricted cash:
Beginning of year	2,694,525

End of year	$1,632,877

Supplemental disclosure of cash flow information:

For the year ended December 31, 2023, the Portfolio paid $1,684,398 in interest expense and had reinvestments of dividends and distributions, and return of capital in the amounts of $663,555 and $1,535,826, respectively.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Cash	$576,249	$1,324,081
Foreign cash	283,628	431,444
Cash held as collateral at broker for futures	773,000	939,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,632,877	$2,694,525

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.30	$9.72	$10.78	$9.88	$9.47

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.49	0.21	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.18	(2.04)	0.21	1.08	0.78

Total from investment operations	0.29	(1.55)	0.42	1.02	0.77

Less distributions:
Dividends from net investment income	— #	(0.84)	(0.56)	—	(0.35)
Distributions from net realized gains	(0.04)	(0.03)	(0.41)	(0.12)	(0.01)
Return of capital	(0.10)	—	(0.51)	—	—

Total dividends and distributions	(0.14)	(0.87)	(1.48)	(0.12)	(0.36)

Net asset value, end of year	$7.45	$7.30	$9.72	$10.78	$9.88

Total return	4.09%	(16.10)%	4.01%	10.33%	8.12%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$92,276	$95,592	$115,131	$96,173	$75,148
Ratio of expenses to average net assets:
After waivers (f)(g)	2.36%	1.31%	0.92%	1.05%	1.75%
Before waivers (f)(g)	2.65%	1.53%	1.10%	1.26%	1.93%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.52%	5.60%	1.94%	(0.56)%	(0.10)%
Before waivers (f)	1.23%	5.38%	1.76%	(0.76)%	(0.29)%
Portfolio turnover rate^	90%	82%	113%	245%	181%

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$7.35	$9.79	$10.87	$9.93	$9.51

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.51	0.23	(0.03)	0.02
Net realized and unrealized gain (loss)	0.18	(2.06)	0.22	1.09	0.79

Total from investment operations	0.31	(1.55)	0.45	1.06	0.81

Less distributions:
Dividends from net investment income	— #	(0.86)	(0.61)	—	(0.38)
Distributions from net realized gains	(0.04)	(0.03)	(0.41)	(0.12)	(0.01)
Return of capital	(0.12)	—	(0.51)	—	—

Total dividends and distributions	(0.16)	(0.89)	(1.53)	(0.12)	(0.39)

Net asset value, end of year	$7.50	$7.35	$9.79	$10.87	$9.93

Total return	4.31%	(15.97)%	4.29%	10.68%	8.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$19,189	$19,288	$25,257	$24,668	$31,471
Ratio of expenses to average net assets:
After waivers (f)(g)	2.11%	1.06%	0.67%	0.80%	1.50%
Before waivers (f)(g)	2.40%	1.28%	0.85%	1.00%	1.68%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.74%	5.80%	2.13%	(0.28)%	0.16%
Before waivers (f)	1.45%	5.58%	1.94%	(0.48)%	(0.02)%
Portfolio turnover rate^	90%	82%	113%	245%	181%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes interest expense of 1.51%, 0.42%, 0.02%, 0.08% and 0.75% for the years ended 2023, 2022, 2021, 2020 and 2019 respectively for each class.

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	3.53%	3.13%	3.07%
Bloomberg U.S. TIPS Index	3.90	3.15	3.20

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 3.53% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. TIPS Index, which returned 3.90% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Positioning in U.S. and eurozone interest rates

•	Exposure to non-agency mortgages

•	Japanese and eurozone breakeven inflation strategies

What hurt performance during the year:

•	Holdings of agency bonds

•	Short exposure to duration in Japan, as yields fell

•	Active currency strategies

How derivatives contributed/detracted from performance during the year:

Interest rate strategies were partially facilitated through futures, options, and interest rate swaps, which were net detractors from performance. Swaptions detracted modestly from performance. Additionally, the use of currency forwards mildly detracted from performance.

Portfolio Positioning and Outlook — PIMCO

•

Duration and curve: We expressed a modestly overweight duration position overall at year end, sourced via U.S. interest rates, based on the expected rate cuts in mid-to-late 2024. We maintained a neutral stance in Japanese duration after the Bank of Japan continued to relax its yield control program and given an unattractive carry profile. We continue to be selective within curves and securities depending on prevailing valuations and market events.

•

Breakeven inflation (BEI): Maintained an overweight to U.S. breakevens as long-term inflation expectations are still well anchored despite inflation continuing to run above the Federal Reserve’s target and core consumer price index (CPI) remaining stubbornly high. We maintained an underweight position in eurozone breakevens. We maintained modest overweight positions in select global inflation-linked bonds (ILBs), including Japanese linkers given they lagged global recovery initially and provide asymmetric payoff opportunities.

•	Spread sectors: We remain cautious overall within generic corporate credit given our economic outlook. We remain constructive on U.S. agency and non-agency mortgage-backed securities (MBS).

•	Currency positioning: We seek alpha opportunities via a foreign exchange relative value carry strategy in developed markets and liquid emerging markets.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	8.13
Weighted Average Coupon (%)	1.04
Weighted Average Effective Duration (Years)*	5.50
Weighted Average Rating**	AAA

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

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EQ/PIMCO REAL RETURN PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	107.6%
U.S. Government Agency Securities	58.5
Mortgage-Backed Securities	9.8
Foreign Government Securities	6.1
Asset-Backed Securities	5.7
Collateralized Mortgage Obligations	4.4
Commercial Mortgage-Backed Securities	1.1
Foreign Government Treasury Bill	0.2
Financials	0.0
Information Technology	0.0
Cash and Other	(93.4)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,021.90	$12.57
Hypothetical (5% average annual return before expenses)	1,000.00	1,012.77	12.51

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 2.47%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.7%)
Ares European CLO VI DAC,
Series 2013-6A ARR 4.575%, 4/15/30 (l)§	EUR	479,338	$523,101
Argent Mortgage Loan Trust,
Series 2005-W1 A1 5.950%, 5/25/35 (l)		$16,074	14,198
Atlas Senior Loan Fund Ltd.,
Series 2017-8A A 6.805%, 1/16/30 (l)§		140,260	140,254
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE1 M4 5.788%, 1/25/35 (l)		309,016	297,970
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2 6.525%, 7/15/29 (l)§		44,490	44,488
C-Bass Trust,
Series 2006-CB9 A1 5.590%, 11/25/36 (l)		1,594	696
CIT Mortgage Loan Trust,
Series 2007-1 1A 6.820%, 10/25/37 (l)§		175	175
Series 2007-1 1M1 6.970%, 10/25/37 (l)§		198,538	195,535
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 5.550%, 1/25/37 (l)		3,289	2,209
Countrywide Asset-Backed Certificates,
Series 2006-19 2A3 5.970%, 3/25/37 (l)		34,127	32,331
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB3 M4 3.874%, 6/25/35 (l)		25,000	23,599
CVC Cordatus Loan Fund III DAC,
Series 3A A1RR 4.782%, 8/15/32 (l)§	EUR	495,908	540,943
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 1A1 6.210%, 8/25/47 (l)		$10,046	9,742
Ellington Loan Acquisition Trust,
Series 2007-1 A1 6.570%, 5/25/37 (l)§		18,174	17,569
Elmwood CLO 24 Ltd.,
Series 2023-3A A1 7.044%, 12/11/33 (l)§		400,000	399,476
First Franklin Mortgage Loan Trust,
Series 2005-FF12 M2 6.175%, 11/25/36 (l)		81,139	74,935
Fremont Home Loan Trust,
Series 2006-C 1A1 5.605%, 10/25/36 (l)		28,403	25,001
GSAMP Trust,
Series 2007-FM1 A2A 5.540%, 12/25/36 (l)		2,719	1,271
IndyMac INDB Mortgage Loan Trust,
Series 2006-1 A1 5.610%, 7/25/36 (l)		17,214	5,318
JP Morgan Mortgage Acquisition Corp.,
Series 2005-OPT2 M3 6.190%, 12/25/35 (l)		9,237	9,211
LCM XXV Ltd.,
Series 25A AR 6.516%, 7/20/30 (l)§		187,229	186,827
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B M2 7.170%, 4/15/40 (l)		32,653	28,058
Lehman XS Trust,
Series 2006-7 1A1A 5.790%, 5/25/36 (l)		22,145	20,015
Series 2006-8 3A4 6.900%, 6/25/36 (e)		12,046	11,343
Series 2007-20N A1 7.770%, 12/25/37 (l)		24,307	24,407
Merrill Lynch Life Agency, Inc., 5.710%, 2/25/37 (l)		8,633	2,557
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM4 A2A 5.630%, 9/25/37 (l)		506	102
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE8 A2D 5.690%, 10/25/36 (l)		681,450	297,511
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2 A1 5.520%, 11/25/36 (l)		323	107
NovaStar Mortgage Funding Trust,
Series 2005-3 M2 6.175%, 1/25/36 (l)		14,786	14,537
OZLM XXIV Ltd.,
Series 2019-24A A1AR 6.837%, 7/20/32 (l)§		200,000	198,913
Palmer Square European Loan Funding DAC,
Series 2023-3A A 5.460%, 5/15/33 (l)§	EUR	400,000	441,547
Palmer Square Loan Funding Ltd.,
Series 2021-2A A1 6.429%, 5/20/29 (l)§		$132,479	132,148
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WCW2 M3 6.520%, 10/25/34 (l)		69,857	68,070
Series 2005-WHQ4 M2 6.205%, 9/25/35 (l)		12,176	11,564
Renaissance Home Equity Loan Trust,
Series 2002-3 A 6.230%, 12/25/32 (l)		1,634	1,542
Saxon Asset Securities Trust,
Series 2007-3 1A 5.780%, 9/25/37 (l)		30,397	28,255
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE1 A2C 5.790%, 7/25/36 (l)		156,828	51,817
Series 2007-HE1 A2A 5.590%, 12/25/36 (l)		10,161	2,146
Soundview Home Equity Loan Trust,
5.580%, 2/25/37 (l)		511,468	141,499
Soundview Home Loan Trust,
Series 2006-NLC1 A1 5.590%, 11/25/36 (l)§		1,655	476
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS 2A1A 6.957%, 4/25/35 (l)		1,811	1,786
THL Credit Wind River CLO Ltd.,
Series 2019-3A AR 6.735%, 7/15/31 (l)§		200,000	198,618

See Notes to Financial Statements.

1349

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
United States Small Business Administration,
Series 2008-20H 1 6.020%, 8/1/28		$2,608	$2,622
Vibrant CLO VI Ltd.,
Series 2017-6A AR 6.582%, 6/20/29 (l)§		95,871	95,788
Voya CLO Ltd.,
Series 2015-1A A1R 6.557%, 1/18/29 (l)§		115,728	115,695
Wellfleet CLO Ltd.,
Series 2015-1A AR4 6.567%, 7/20/29 (l)§		126,328	126,174
Series 2016-1A AR 6.587%, 4/20/28 (l)§		606	606

Total Asset-Backed Securities			4,562,752

Collateralized Mortgage Obligations (4.4%)
Alliance Bancorp Trust,
Series 2007-OA1 A1 5.950%, 7/25/37 (l)		21,539	18,109
Alternative Loan Trust,
Series 2005-62 2A1 6.012%, 12/25/35 (l)		762	628
Series 2006-OA11 A1B 5.850%, 9/25/46(l)		42,988	39,689
Series 2006-OA19 A1 5.652%, 2/20/47 (l)		6,915	5,294
Series 2007-1T1 1A1 6.000%, 3/25/37		95,543	36,045
Series 2007-4CB 1A35 6.000%, 4/25/37		28,159	23,614
Series 2007-OA7 A1A 5.830%, 5/25/47 (l)		2,694	2,278
Banc of America Funding Trust,
Series 2006-A 1A1 5.490%, 2/20/36 (l)		2,269	2,105
Series 2006-J 2A1 4.306%, 1/20/47 (l)		64,165	53,964
Series 2006-J 4A1 5.061%, 1/20/47 (l)		2,427	2,069
Banc of America Mortgage Trust,
Series 2005-E 2A1 4.578%, 6/25/35 (l)		544	470
Series 2006-A 2A1 3.887%, 2/25/36 (l)		2,774	2,476
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.730%, 9/25/35 (l)		19,502	11,451
Series 2006-2 23A1 4.037%, 3/25/36 (l)		6,852	5,336
Bear Stearns ARM Trust,
Series 2004-10 13A1 4.924%, 1/25/35 (l)		2,401	2,235
Series 2005-1 2A1 4.329%, 3/25/35 (l)		3,236	2,904
Series 2005-9 A1 7.670%, 10/25/35 (l)		4,010	3,750
Series 2006-2 3A2 4.213%, 7/25/36 (l)		3,114	2,743
CHL Mortgage Pass-Through Trust,
Series 2005-19 1A6 5.500%, 8/25/35		697	508
Series 2005-9 1A3 5.930%, 5/25/35 (l)		159,355	126,788
Series 2006-6 A4 6.000%, 4/25/36		10,317	5,300
Series 2006-HYB3 3A1B 3.673%, 5/20/36 (l)		1,872	1,737
Series 2007-1 A1 6.000%, 3/25/37		31,607	15,137
Citigroup Mortgage Loan Trust,
Series 2006-AR1 2A1 7.860%, 3/25/36 (l)		3,572	3,274
Series 2007-10 22AA 4.523%, 9/25/37 (l)		5,996	5,269
CSMC Mortgage-Backed Trust,
Series 2007-6 A1 6.420%, 10/25/37 (l)		113,957	69,244
CSMC Trust,
Series 2007-4R 1A1 5.401%, 10/26/36 (l)§		4,091	3,492
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 5.570%, 10/25/36 (l)		143	114
Eurosail-UK plc,
Series 2007-3X A3A 6.269%, 6/13/45 (l)(m)	GBP	19,415	24,604
Series 2007-3X A3C 6.269%, 6/13/45 (l)(m)		8,627	10,883
FHLMC,
Series 278 F1 5.903%, 9/15/42 STRIPS (l)		$48,448	47,270
FHLMC Structured Pass-Through Certificates,
Series T-32 A1 5.730%, 8/25/31 (l)		452	456
Series T-62 1A1 6.212%, 10/25/44 (l)		27,867	25,304
Series T-63 1A1 6.212%, 2/25/45 (l)		8,788	8,200
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 6.982%, 6/25/34 (l)		2,150	2,003
Series 2006-FA8 1A7 6.000%, 2/25/37		9,465	3,858
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 5.464%, 8/25/35 (l)		3,321	2,319
FNMA,
Series 2003-W8 3F2 5.802%, 5/25/42 (l)		676	675
Series 2004-63 FA 5.593%, 8/25/34 (l)		115	113
Series 2006-30 KF 5.892%, 5/25/36 (l)		173	171
Series 2006-5 3A2 5.260%, 5/25/35 (l)		2,237	2,271
Series 2007-63 FC 5.802%, 7/25/37 (l)		61	59
GNMA,
Series 2017-H10 FB 6.464%, 4/20/67 (l)		46,190	46,277
Series 2018-H15 FG 6.246%, 8/20/68 (l)		90,695	88,906
Series 2023-H09 FA 6.138%, 4/20/73 (l)		398,844	394,083

See Notes to Financial Statements.

1350

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Series 2023-H15 FB 6.338%, 3/20/73 (l)		$399,472	$393,445
Series 2023-H19 FA 6.238%, 8/20/73 (l)		1,217,082	1,209,401
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 6.010%, 11/25/45 (l)		2,913	2,548
Series 2006-AR4 A6A 5.830%, 9/25/46 (l)		46,168	40,650
GreenPoint MTA Trust,
Series 2005-AR1 A2 5.910%, 6/25/45 (l)		2,765	2,597
GSR Mortgage Loan Trust,
Series 2004-12 3A6 5.216%, 12/25/34 (l)		2,186	1,973
Series 2005-AR1 1A1 6.166%, 1/25/35 (l)		1,102	1,013
Series 2005-AR4 6A1 4.649%, 7/25/35 (l)		1,529	1,395
Series 2005-AR6 2A1 4.836%, 9/25/35(l)		2,038	1,906
HarborView Mortgage Loan Trust,
Series 2005-13 2A11 6.030%, 2/19/36 (l)		1,808	901
Series 2005-2 2A1A 5.910%, 5/19/35 (l)		819	739
Series 2005-9 2A1A 6.152%, 6/20/35 (l)		1,576	1,420
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1 2A1 4.803%, 11/25/35 (l)		971	975
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10 2A2A 6.250%, 5/25/34 (l)		250	222
Series 2004-AR11 2A 4.699%, 12/25/34 (l)		1,303	1,232
Series 2005-AR14 1A1A 6.030%, 7/25/35 (l)		3,461	2,474
JP Morgan Alternative Loan Trust,
Series 2006-A1 1A1 5.930%, 3/25/36 (l)		62,004	56,739
Series 2006-A7 1A4 5.930%, 12/25/36 (l)		24,208	21,590
JP Morgan Mortgage Trust,
Series 2005-A1 6T1 4.263%, 2/25/35 (l)		1,103	1,013
Series 2005-A6 2A1 5.822%, 8/25/35 (l)		1,823	1,705
Series 2005-A6 4A1 5.392%, 9/25/35 (l)		302	279
Series 2005-A6 7A1 5.048%, 8/25/35 (l)		1,501	1,236
Series 2007-A1 1A1 5.669%, 7/25/35 (l)		964	940
Series 2007-A1 3A3 4.538%, 7/25/35 (l)		2,552	2,400
Series 2008-R2 1A1 3.743%, 7/27/37 (l)§		7,829	7,116
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 5.386%, 11/21/34 (l)		1,342	1,255
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 6.176%, 11/15/31 (l)		729	687
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR 5A4 7.035%, 6/25/36 (l)		3,427	3,373
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 5.916%, 12/15/30 (l)		887	833
New Residential Mortgage Loan Trust,
Series 2019-RPL2 A1 3.250%, 2/25/59 (l)§		37,727	36,020
Series 2019-RPL3 A1 2.750%, 7/25/59 (l)§		168,089	158,187
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates,
Series 2005-5 1A1D 6.230%, 12/25/35 (l)		115,440	106,857
RALI Trust,
Series 2005-QO1 A1 5.770%, 8/25/35 (l)		1,327	990
Series 2007-QH8 A 5.791%, 10/25/37 (l)		28,480	23,914
Residential Asset Securitization Trust,
Series 2005-A5 A3 5.500%, 5/25/35 (l)		16,100	10,140
Series 2006-A10 A5 6.500%, 9/25/36		8,424	2,846
Series 2007-A6 2A1 6.500%, 6/25/37		125,193	28,015
Residential Mortgage Securities 32 plc,
Series 32A A 6.445%, 6/20/70(l)§	GBP	53,516	68,344
RFMSI Trust,
Series 2007-S6 1A10 6.000%, 6/25/37		$3,846	2,853
Sequoia Mortgage Trust,
Series 2007-3 1A1 5.872%, 7/20/36 (l)		6,025	5,214
Series 5 A 6.170%, 10/19/26 (l)		267	258
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 6.478%, 2/25/34 (l)		983	925
Series 2004-19 2A1 6.412%, 1/25/35 (l)		1,381	1,172
Series 2005-17 3A1 4.672%, 8/25/35 (l)		1,232	1,052
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 6.130%, 10/19/34 (l)		657	609
Series 2005-AR5 A1 5.970%, 7/19/35 (l)		1,187	1,061
Series 2005-AR5 A2 5.970%, 7/19/35 (l)		1,138	1,084
Series 2005-AR5 A3 5.970%, 7/19/35 (l)		4,290	3,866
Series 2006-AR3 11A1 5.890%, 4/25/36 (l)		2,454	2,163
Series 2006-AR4 2A1 5.850%, 6/25/36 (l)		720	694

See Notes to Financial Statements.

1351

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Towd Point Mortgage Funding Granite4 plc,
Series 2019-GR4A A1 6.384%, 10/20/51 (l)§	GBP	114,040	$145,527
Towd Point Mortgage Trust,
Series 2019-HY2 A1 6.470%, 5/25/58 (l)§		$19,368	19,681
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 6.212%, 11/25/42 (l)		163	149
Series 2005-AR10 3A1 3.835%, 8/25/35 (l)		336	310
Series 2005-AR14 2A1 4.727%, 12/25/35 (l)		707	632
Series 2006-AR3 A1A 6.012%, 2/25/46 (l)		1,413	1,234
Series 2006-AR7 3A 6.060%, 7/25/46 (l)		8,732	7,151
Series 2007-OA4 1A 5.782%, 5/25/47 (l)		3,787	3,011

Total Collateralized Mortgage Obligations			3,499,491

Commercial Mortgage-Backed Securities (1.1%)
FHLMC Multifamily Structured Pass-Through Certificates,
Series KBX1 A2 2.920%, 1/25/26		400,000	389,374
STWD Ltd.,
Series 2019-FL1 A 6.556%, 7/15/38(l)§		73,306	73,306
WSTN Trust,
Series 2023-MAUI A 6.297%, 7/5/37 (l)§		400,000	407,480

Total Commercial Mortgage-Backed Securities			870,160

Corporate Bonds (0.0%)†
Financials (0.0%)†
Banks (0.0%)†
Bank of America Corp.
Series FF (CME Term SOFR 3 Month + 3.19%), 5.875%, 3/15/28 (k)(y)		20,000	19,134

Total Financials			19,134

Information Technology (0.0%)†
Software (0.0%)†
VMware LLC 3.900%, 8/21/27		10,000	9,674

Total Information Technology			9,674

Total Corporate Bonds			28,808

Foreign Government Securities (6.1%)
Buoni Poliennali del Tesoro
1.400%, 5/26/25 TIPS (m)	EUR	2,298,172	2,494,192
0.400%, 5/15/30 TIPS(m)		119,904	123,699
Canada Government Bond
4.250%, 12/1/26 TIPS	CAD	252,837	206,889
French Republic
0.100%, 3/1/26 TIPS (m)	EUR	118,073	129,066
0.100%, 7/25/31 TIPS (m)		118,256	128,681
0.100%, 7/25/38 TIPS (m)		232,221	239,982
Japan Government Bond CPI Linked
0.100%, 3/10/28 TIPS	JPY	115,427,855	860,130
0.100%, 3/10/29 TIPS		97,489,665	728,137

Total Foreign Government Securities			4,910,776

Mortgage-Backed Securities (9.8%)
FHLMC UMBS
3.000%, 3/1/52		$95,293	84,370
4.500%, 11/1/52		93,910	91,155
FNMA UMBS
3.500%, 2/1/48		98,456	91,881
3.000%, 12/1/51		924,466	818,642
4.000%, 10/1/52		1,032,220	977,390
FNMA/FHLMC UMBS, 30 Year, Single Family
4.500%, 2/25/54 TBA		1,000,000	971,250
5.500%, 2/25/54 TBA		1,200,000	1,206,609
6.000%, 2/25/54 TBA		1,800,000	1,829,039
6.500%, 2/25/54 TBA		1,800,000	1,844,297

Total Mortgage-Backed Securities			7,914,633

U.S. Treasury Obligations (107.6%)
U.S. Treasury Inflation Linked Bonds
2.000%, 1/15/26 TIPS		1,333,138	1,323,139
2.375%, 1/15/27 TIPS (v)		30,513	30,806
1.750%, 1/15/28 TIPS		2,408,537	2,397,623
3.625%, 4/15/28 TIPS		2,472,938	2,652,806
2.500%, 1/15/29 TIPS		960,130	994,260
3.875%, 4/15/29 TIPS		1,106,086	1,221,707
2.125%, 2/15/40 TIPS		1,096,080	1,130,674
2.125%, 2/15/41 TIPS		337,188	348,094
0.750%, 2/15/42 TIPS		1,443,307	1,176,746
0.625%, 2/15/43 TIPS		722,639	567,667
1.375%, 2/15/44 TIPS		2,138,627	1,922,091
0.750%, 2/15/45 TIPS		2,508,595	1,973,167
1.000%, 2/15/46 TIPS		2,168,478	1,784,759
0.875%, 2/15/47 TIPS		1,542,230	1,223,422
1.000%, 2/15/48 TIPS		661,265	537,123
0.250%, 2/15/50 TIPS		658,196	432,147
0.125%, 2/15/51 TIPS		1,016,305	634,158
0.125%, 2/15/52 TIPS (v)		331,572	205,160
1.500%, 2/15/53 TIPS		621,024	566,830
U.S. Treasury Inflation Linked Notes
0.125%, 7/15/24 TIPS		1,295,750	1,273,869
0.125%, 10/15/24 TIPS (z)		5,756,112	5,631,131
0.250%, 1/15/25 TIPS		3,637,172	3,530,284
0.125%, 4/15/25 TIPS		2,549,018	2,457,731
0.375%, 7/15/25 TIPS		324,350	314,366
0.125%, 10/15/25 TIPS		2,134,386	2,052,846
0.625%, 1/15/26 TIPS		2,149,451	2,075,396
0.125%, 4/15/26 TIPS		1,759,800	1,675,935
0.125%, 7/15/26 TIPS		243,876	232,521
0.125%, 10/15/26 TIPS		1,351,128	1,283,888
0.375%, 1/15/27 TIPS		1,541,165	1,466,153
0.125%, 4/15/27 TIPS		435,876	409,996
0.375%, 7/15/27 TIPS (z)		4,112,875	3,911,730
1.625%, 10/15/27 TIPS		3,012,027	2,992,025
0.500%, 1/15/28 TIPS (z)		4,689,923	4,443,336
0.750%, 7/15/28 TIPS		2,586,227	2,479,343
0.875%, 1/15/29 TIPS		1,705,886	1,635,651
0.250%, 7/15/29 TIPS		3,001,011	2,779,686

See Notes to Financial Statements.

1352

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
0.125%, 1/15/30 TIPS		$3,121,142	$2,835,363
0.125%, 7/15/30 TIPS		2,220,019	2,010,331
0.125%, 1/15/31 TIPS		614,593	550,061
0.125%, 7/15/31 TIPS (z)		9,217,958	8,219,106
0.125%, 1/15/32 TIPS		2,552,793	2,249,250
0.625%, 7/15/32 TIPS (z)		7,094,831	6,503,410
1.125%, 1/15/33 TIPS		1,652,608	1,569,074
1.375%, 7/15/33 TIPS		607,830	591,210

Total U.S. Treasury Obligations			86,296,071

Total Long-Term Debt Securities (134.7%) (Cost $111,271,853)			108,082,691

SHORT-TERM INVESTMENTS:
Commercial Paper (0.3%)
AT&T, Inc. 5.81%, 3/19/24 (n)(p)§		250,000	246,851

Foreign Government Treasury Bill (0.2%)
National Bank of Hungary Bill 0.00%, 1/4/24 (p)	HUF	39,000,000	112,420

U.S. Government Agency Securities (58.5%)
FFCB
5.21%, 3/21/24 (o)(p)		$27,000,000	26,686,919
FHLB
4.95%, 1/17/24 (o)(p)		16,000,000	15,962,694
5.20%, 2/12/24 (o)(p)		1,300,000	1,291,971
FNMA
4.56%, 1/8/24 (o)(p)		3,000,000	2,996,966

Total U.S. Government Agency Securities			46,938,550

Total Short-Term Investments (59.0%) (Cost $47,305,911)			47,297,821

Total Investments in Securities (193.7%) (Cost $158,577,764)			155,380,512
Other Assets Less Liabilities (-93.7%)			(75,172,804)

Net Assets (100%)			$80,207,708

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $4,524,337 or 5.6% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $3,151,107 or 3.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2023.
(p)	Yield to maturity.
(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2023.

(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $123,130.
(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	AdjustableRate Mortgage
CAD	—	CanadianDollar
CME	—	ChicagoMercantile Exchange
CLO	—	CollateralizedLoan Obligation
CPI	—	ConsumerPrice Index
EUR	—	EuropeanCurrency Unit
EURIBOR	—	Euro Interbank Offered Rate
FCPIX	—	MexicanCore Consumer Price Index
FFCB	—	FederalFarm Credit Bank
FHLB	—	FederalHome Loan Bank
FHLMC	—	FederalHome Loan Mortgage Corp.
FNMA	—	FederalNational Mortgage Association
FRCPI	—	FrenchConsumer Price Index
GBP	—	BritishPound
GNMA	—	GovernmentNational Mortgage Association
HICPXT	—	HarmonisedIndex of Consumer Prices ex Tobacco
HUF	—	HungarianForint
JPY	—	JapaneseYen
MXN	—	MexicanPeso
SOFR	—	SecuredOvernight Financing Rate
OAT	—	ObligationsAssimilables du Trésor
STRIPS	—	SeparateTrading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	TreasuryInflation Protected Security
TONAR	—	TokyoOver-Night Average Rate
UMBS	—	UniformMortgage-Backed Securities
USCPI	—	UnitedStates Consumer Price Index
USD	—	UnitedStates Dollar

See Notes to Financial Statements.

1353

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	11	3/2024	EUR	1,448,471	23,228
Euro-BTP	5	3/2024	EUR	657,678	23,521
U.S. Treasury 10 Year Note	24	3/2024	USD	2,709,375	63,766
U.S. Treasury 10 Year Ultra Note	4	3/2024	USD	472,063	2,249

					112,764

Short Contracts
Euro-Bund	(23)	3/2024	EUR	(3,484,132)	(90,076)
Euro-Buxl	(1)	3/2024	EUR	(156,452)	(12,416)
Euro-OAT	(4)	3/2024	EUR	(580,722)	(16,153)
Euro-Schatz	(33)	3/2024	EUR	(3,881,472)	(24,443)
Short-Term Euro-BTP	(8)	3/2024	EUR	(941,890)	(7,934)
U.S. Treasury 2 Year Note	(2)	3/2024	USD	(411,828)	(338)
U.S. Treasury 5 Year Note	(52)	3/2024	USD	(5,656,219)	(121,537)
U.S. Treasury Long Bond	(15)	3/2024	USD	(1,874,062)	(102,109)
U.S. Treasury Ultra Bond	(12)	3/2024	USD	(1,603,125)	(139,612)

					(514,618)

					(401,854)

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1	HUF	352	Morgan Stanley	1/4/2024	— #
EUR	49,000	USD	53,573	Barclays Bank plc	1/9/2024	533
MXN	390,520	USD	22,263	Goldman Sachs Bank USA	1/31/2024	619

Total unrealized appreciation						1,152

HUF	814,709	USD	2,365	Citibank NA	1/4/2024	(17)
USD	2,113	HUF	739,973	Citibank NA	1/4/2024	(20)
USD	9,781	HUF	3,442,562	HSBC Bank plc	1/4/2024	(141)
USD	101,090	HUF	35,505,413	JPMorgan Chase Bank	1/4/2024	(1,242)
USD	195,822	CAD	265,000	Goldman Sachs Bank USA	1/9/2024	(4,190)
USD	4,675,920	EUR	4,257,327	HSBC Bank plc	1/9/2024	(25,040)
USD	245,403	GBP	193,890	Barclays Bank plc	1/9/2024	(1,746)
USD	757,746	JPY	111,819,819	Bank of America	1/9/2024	(36,053)
USD	739,644	JPY	108,900,000	Barclays Bank plc	1/9/2024	(33,428)
USD	33,741	JPY	4,800,000	Citibank NA	1/9/2024	(334)
USD	12,592	JPY	1,800,000	HSBC Bank plc	1/9/2024	(186)

Total unrealized depreciation						(102,397)

Net unrealized depreciation						(101,245)

#	Value is less than zero.

See Notes to Financial Statements.

1354

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Written Call Options Contracts as of December 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
2 Years, February 2024 @4.70% v.1 Day SOFR	Barclays Bank plc	3,000,000	USD	(3,000,000)	USD	4.70	2/13/2024	(44,743)
2 Years, January 2024 @4.75% v.1 Day SOFR	JPMorgan Chase Bank	700,000	USD	(700,000)	USD	4.75	1/16/2024	(9,845)
2 Years, January 2024 @4.76% v.1 Day SOFR	Morgan Stanley	2,200,000	USD	(2,200,000)	USD	4.76	1/16/2024	(31,253)
2 Years, March 2024 @3.90% v.1 Day SOFR	Goldman Sachs Bank USA	3,300,000	USD	(3,300,000)	USD	3.90	3/20/2024	(18,644)
3 Month Euro EURIBOR	Exchange Traded	29	EUR	(7,250,000)	EUR	96.75	4/12/2024	(19,609)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR	(3,700,000)	EUR	2.90	8/29/2025	(81,459)

								(205,553)

Written Put Options Contracts as of December 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
4 Years, August 2025 @2.90% v.6 Month EURIBOR	Goldman Sachs Bank USA	3,700,000	EUR (3,700,000)	EUR 2.90	8/29/2025	(18,477)

Total Written Options Contracts (Premiums Received ($158,150))						(224,030)

Centrally Cleared Inflation-linked swap contracts outstanding as of December 31, 2023(Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
FRCPI at termination	1.03% at termination	Receive	3/15/2024	EUR	1,400,000	17,579	131,684
USCPI at termination	2.42% at termination	Receive	3/5/2026	USD	1,100,000	(3,036)	102,833
USCPI at termination	2.77% at termination	Receive	5/13/2026	USD	400,000	(943)	28,882
USCPI at termination	2.81% at termination	Receive	5/14/2026	USD	1,000,000	(2,407)	69,786
USCPI at termination	2.70% at termination	Receive	5/25/2026	USD	300,000	(694)	22,270
HICPXT at termination	3.00% at termination	Receive	5/15/2027	EUR	200,000	(170)	3,745
USCPI at termination	2.65% at termination	Receive	9/10/2028	USD	100,000	(221)	5,208
HICPXT at termination	2.36% at termination	Receive	8/15/2030	EUR	200,000	(166)	4,788
HICPXT at termination	2.60% at termination	Receive	5/15/2032	EUR	300,000	(168)	6,083
HICPXT at termination	2.57% at termination	Receive	6/15/2032	EUR	200,000	(177)	1,185
HICPXT at termination	2.47% at termination	Receive	7/15/2032	EUR	100,000	(74)	1,691
HICPXT at termination	3.85% at termination	Pay	9/15/2024	EUR	200,000	9	153
HICPXT at termination	2.36% at termination	Pay	11/15/2033	EUR	300,000	257	6,975
HICPXT at termination	2.36% at termination	Pay	11/15/2033	EUR	200,000	173	4,791
HICPXT at termination	2.39% at termination	Pay	11/15/2033	EUR	200,000	181	5,389
HICPXT at termination	2.59% at termination	Pay	12/15/2052	EUR	100,000	(286)	3,445
HICPXT at termination	2.70% at termination	Pay	4/15/2053	EUR	100,000	(258)	8,676
HICPXT at termination	2.76% at termination	Pay	9/15/2053	EUR	200,000	(537)	21,987
USCPI at termination	2.50% at termination	Pay	9/7/2024	USD	400,000	424	319
USCPI at termination	2.56% at termination	Pay	9/12/2024	USD	300,000	380	460
USCPI at termination	2.57% at termination	Pay	9/12/2024	USD	500,000	633	788

						10,499	431,138

HICPXT at termination	2.50% at termination	Receive	3/15/2028	EUR	300,000	(453)	(3,878)
HICPXT at termination	2.72% at termination	Receive	6/15/2032	EUR	300,000	(344)	(3,420)
HICPXT at termination	2.55% at termination	Receive	11/15/2053	EUR	100,000	305	(3,569)
FCPIX at termination	1.52% at termination	Pay	10/15/2028	EUR	820,000	114	(76,099)
HICPXT at termination	3.52% at termination	Pay	9/15/2024	EUR	200,000	(65)	(1,320)
HICPXT at termination	1.38% at termination	Pay	3/15/2031	EUR	500,000	(1,159)	(105,818)
HICPXT at termination	2.49% at termination	Pay	5/15/2037	EUR	160,000	(131)	(4,728)
HICPXT at termination	2.59% at termination	Pay	3/15/2052	EUR	100,000	(310)	(3,601)
HICPXT at termination	2.42% at termination	Pay	5/15/2052	EUR	20,000	(63)	(1,530)

See Notes to Financial Statements.

1355

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Unrealized Appreciation (Depreciation) ($)	Value ($)
USCPI at termination	2.42% at termination	Pay	8/24/2024	USD	600,000	504	(220)
USCPI at termination	1.76% at termination	Pay	11/4/2029	USD	900,000	1,244	(136,489)
USCPI at termination	1.88% at termination	Pay	11/20/2029	USD	300,000	450	(42,067)

						92	(382,739)

Total Centrally Cleared inflation-linked swap contracts outstanding						10,591	48,399

Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2023 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	0.20 annually	Receive	11/8/2052	EUR	700,000	335,056	12,640	347,696
6 month EURIBOR Semi-Annual	0.19 annually	Receive	11/4/2052	EUR	250,000	120,032	4,579	124,611
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	8,700,000	463,761	(4,450)	459,311
6 month EURIBOR Semi-Annual	2.88 annually	Pay	8/15/2032	EUR	1,000,000	34,703	(3,777)	30,926
1 day TONAR Annual	0.50 annually	Receive	12/15/2031	JPY	115,850,000	14,673	(964)	13,709
1 day SOFR Annual	3.90 annually	Pay	3/22/2026	USD	1,650,000	1,021	1,962	2,983
1 day SOFR Annual	4.61 annually	Pay	10/31/2025	USD	4,500,000	18,489	10,417	28,906
1 day SOFR Annual	2.87 annually	Receive	2/13/2054	USD	1,200,000	100,544	(3,870)	96,674
1 day SOFR Annual	4.87 annually	Pay	12/22/2025	USD	1,350,000	16,740	2,860	19,600

						1,105,019	19,397	1,124,416

6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	100,000	(5,638)	408	(5,230)
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	1,600,000	(179,017)	12,671	(166,346)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	5/11/2027	EUR	200,000	(13,636)	169	(13,467)
6 month EURIBOR Semi-Annual	0.65 annually	Pay	4/12/2027	EUR	300,000	(20,090)	(779)	(20,869)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/13/2027	EUR	300,000	(16,840)	1,001	(15,839)
6 month EURIBOR Semi-Annual	3.50 annually	Receive	3/20/2026	EUR	7,100,000	(120,966)	(18,548)	(139,514)
1 day TONAR Annual	0.55 annually	Receive	9/14/2028	JYP	40,000,000	(1,213)	(651)	(1,864)
1 day SOFR Annual	4.25 annually	Receive	12/20/2025	USD	8,200,000	(1,671)	(20,272)	(21,943)
1 day SOFR Annual	3.09 annually	Pay	2/13/2034	USD	2,600,000	(90,307)	14,115	(76,192)
1 day SOFR Annual	4.86 annually	Receive	12/22/2025	USD	3,000,000	(39,680)	(3,305)	(42,985)

						(489,058)	(15,191)	(504,249)

Total Centrally Cleared Interest rate swap contracts outstanding						615,961	4,206	620,167

(1)	Value of floating rate index at December 31, 2023 was as follows:

Floating Rate Index	Value
1 day SOFR USD	5.38%
1 day TONAR JPY	(0.04)%
6 month EURIBOR EUR	3.86%
FCPIX EUR	0.27%
FRCPI EUR	1.18%
HICPXT EUR	1.24%
USCPI USD	3.07%

See Notes to Financial Statements.

1356

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$4,562,752	$—	$4,562,752
Centrally Cleared Inflation-linked Swaps	—	22,253	—	22,253
Centrally Cleared Interest Rate Swaps	—	60,822	—	60,822
Collateralized Mortgage Obligations	—	3,499,491	—	3,499,491
Commercial Mortgage-Backed Securities	—	870,160	—	870,160
Corporate Bonds
Financials	—	19,134	—	19,134
Information Technology	—	9,674	—	9,674
Foreign Government Securities	—	4,910,776	—	4,910,776
Forward Currency Contracts	—	1,152	—	1,152
Futures	112,764	—	—	112,764
Mortgage-Backed Securities	—	7,914,633	—	7,914,633
Short-Term Investments
Commercial Paper	—	246,851	—	246,851
Foreign Government Treasury Bill	—	112,420	—	112,420
U.S. Government Agency Securities	—	46,938,550	—	46,938,550
U.S. Treasury Obligations	—	86,296,071	—	86,296,071

Total Assets	$112,764	$155,464,739	$—	$155,577,503

Liabilities:
Centrally Cleared Inflation-linked Swaps	$—	$(11,662)	$—	$(11,662)
Centrally Cleared Interest Rate Swaps	—	(56,616)	—	(56,616)
Forward Currency Contracts	—	(102,397)	—	(102,397)
Futures	(514,618)	—	—	(514,618)
Options Written
Call Options Written	(19,609)	(185,944)	—	(205,553)
Put Options Written	—	(18,477)	—	(18,477)

Total Liabilities	$(534,227)	$(375,096)	$—	$(909,323)

Total	$(421,463)	$155,089,643	$—	$154,668,180

See Notes to Financial Statements.

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$195,839	*,**
Foreign exchange contracts	Receivables	1,152

Total		$196,991

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(806,926	)*,**
Foreign exchange contracts	Payables	(102,397)

Total		$(909,323)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(102,642)	$232,024	$137,847	$—	$(498,245)	$(231,016)
Foreign exchange contracts	—	—	—	(70,181)	—	(70,181)

Total	$(102,642)	$232,024	$137,847	$(70,181)	$(498,245)	$(301,197)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(2,907)	$(154,619)	$(740,800)	$—	$910,526	$12,200
Foreign exchange contracts	—	—	—	193,572	—	193,572

Total	$(2,907)	$(154,619)	$(740,800)	$193,572	$910,526	$205,772

(1)	Included in Realized gain (loss) on investments in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$7,827,000
Average notional value of contracts — short	21,927,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$903,000
Average settlement value sold — in USD	7,516,000

See Notes to Financial Statements.

1358

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Average Balances of Outstanding Derivative Financial Instruments
Options
Average value of option contracts written	$10,000
Average notional value of swaption contracts purchased	42,000
Average notional value of swaption contracts written	68,000

Interest rate swaps
Average notional value — pays fixed rate	$9,946,000
Average notional value — receives fixed rate	6,624,000

Inflation swaps
Average notional value — pays fixed rate	$1,511,000
Average notional value — pays floating rate	4,990,000
Average notional value — receives floating rate	4,979,000

Overnight index swaps
Average notional value — pays fixed rate	$7,046,000
Average notional value — pays floating rate	3,077,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$533	$(533)	$—	$—
Goldman Sachs Bank USA	619	(619)	—	—

Total	$1,152	$(1,152)	$—	$—

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$36,053	$—	$—	$36,053
Barclays Bank plc	79,917	(533)	(79,384)	—
Citibank NA	371	—	—	371
Goldman Sachs Bank USA	122,770	(619)	—	122,151
HSBC Bank plc	25,367	—	—	25,367
JPMorgan Chase Bank	11,087	—	—	11,087
Morgan Stanley	31,253	—	—	31,253

Total	$306,818	$(1,152)	$(79,384)	$226,282

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $43,746.

See Notes to Financial Statements.

1359

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EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Morgan Stanley & Co. LLC	5.51%	12/11/2023	1/4/2024	$(2,439,097)	$(2,447,225)
Morgan Stanley & Co. LLC	5.51	12/11/2023	1/4/2024	(5,608,262)	(5,628,396)
Morgan Stanley & Co. LLC	5.51	12/11/2023	1/4/2024	(7,992,836)	(8,021,464)
Morgan Stanley & Co. LLC	5.51	12/11/2023	1/4/2024	(6,313,852)	(6,334,227)
Morgan Stanley & Co. LLC	5.52	12/13/2023	1/4/2024	(2,357,271)	(2,364,674)

					$(24,795,986)

(1)	The average amount of borrowings while outstanding for 365 days during the year ended December 31, 2023, was approximately $23,896,000 at a weighted average interest rate of 5.13%.
(2)	Payable for sale-buyback transactions includes $84,668 of deferred price drop on sale-buyback transactions.

	December 31, 2023
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Notes	$—	$(24,795,986)	$—	$—	$(24,795,986)

Total Borrowings	$—	$(24,795,986)	$—	$—	$(24,795,986)

Gross amount of recognized liabilities for sale-buybacks					$(24,795,986)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2023:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Morgan Stanley & Co. LLC	$(24,795,986)	$25,227,792	$(410,000)	$21,806

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$25,324,151
Long-term U.S. government debt securities	22,625,889

$47,950,040

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$21,666,948
Long-term U.S. government debt securities	22,760,109

$44,427,057

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,108,141
Aggregate gross unrealized depreciation	(12,887,753)

Net unrealized depreciation	$(9,779,612)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$165,101,561

See Notes to Financial Statements.

1360

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EQ/PIMCO REAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (Cost $158,577,764)	$155,380,512
Cash	758,597
Foreign cash (Cost $86,103)	87,587
Cash held as collateral at broker for futures	309,000
Cash held as collateral at broker for swaps	329,000
Receivable for forward settling transactions	7,665,828
Dividends, interest and other receivables	255,460
Due from broker for futures variation margin	220,780
Receivable for Portfolio shares sold	56,786
Variation Margin on Centrally Cleared Swaps	2,313
Unrealized appreciation on forward foreign currency contracts	1,152
Other assets	480

Total assets	165,067,495

LIABILITIES
Payable for securities purchased	45,653,903
Payable for sale-buyback financing transactions	24,795,986
Payable for forward settling transactions	13,398,816
Payable for return of cash collateral on sale-buyback financing transactions	410,000
Options written, at value (Premiums received $158,150)	224,030
Payable for Portfolio shares repurchased	156,324
Unrealized depreciation on forward foreign currency contracts	102,397
Distribution fees payable – Class IB	16,883
Investment management fees payable	8,208
Administrative fees payable	6,344
Accrued expenses	86,896

Total liabilities	84,859,787

Commitments and contingent liabilities^
NET ASSETS	$80,207,708

Net assets were comprised of:
Paid in capital	$88,403,043
Total distributable earnings (loss)	(8,195,335)

Net assets	$80,207,708

Class IB
Net asset value, offering and redemption price per share, $80,207,708 / 7,418,963 shares outstanding (unlimited amount authorized: $0.01 par value)	$10.81

^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$3,609,227
Securities lending (net)	4

Total income	3,609,231

EXPENSES
Interest expense	1,232,458
Investment management fees	408,334
Distribution fees – Class IB	204,167
Professional fees	90,176
Administrative fees	76,460
Custodian fees	67,700
Printing and mailing expenses	19,584
Trustees’ fees	2,933
Miscellaneous	25,529

Gross expenses	2,127,341
Less: Waiver from investment manager	(282,364)

Net expenses	1,844,977

NET INVESTMENT INCOME (LOSS)	1,764,254

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	444,124
Futures contracts	137,847
Forward foreign currency contracts	(70,181)
Foreign currency transactions	(69,494)
Swaps	(498,245)
Options written	232,024

Net realized gain (loss)	176,075

Change in unrealized appreciation (depreciation) on:
Investments in securities	670,726
Futures contracts	(740,800)
Forward foreign currency contracts	193,572
Foreign currency translations	18,651
Options written	(154,619)
Swaps	910,526

Net change in unrealized appreciation (depreciation)	898,056

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,074,131

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,838,385

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,764,254	$4,726,761
Net realized gain (loss)	176,075	3,490,118
Net change in unrealized appreciation (depreciation)	898,056	(19,067,147)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,838,385	(10,850,268)

Distributions to shareholders:
Class IB	(2,074,112)	(5,176,033)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 1,360,962 and 1,650,466 shares, respectively ]	14,717,509	19,801,240
Capital shares issued in reinvestment of dividends [ 193,717 and 477,055 shares, respectively ]	2,074,112	5,176,033
Capital shares repurchased [ (1,805,516) and (1,869,466) shares , respectively]	(19,535,429)	(22,350,866)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,743,808)	2,626,407

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,979,535)	(13,399,894)
NET ASSETS:
Beginning of year	82,187,243	95,587,137

End of year	$80,207,708	$82,187,243

See Notes to Financial Statements.

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STATEMENT OF CASH FLOWS

For the Year Ended Decmber 31, 2023

INCREASE (DECREASE) IN CASH
Cash flows provided (used) by operating activities:
Net increase/(decrease) in net assets from operations	$2,838,385
Adjustments to reconcile net increase/decrease in net assets from operations to net cash provided (used) by operating activities:
Purchase of investments in securities	(434,106,194)
Proceeds from disposition of investment securities	434,575,038
Increase in payable for forward settling transactions	13,398,816
Increase in receivable for forward settling transactions	(7,665,828)
Change in unrealized (appreciation) depreciation on investments in securities	(670,726)
Change in unrealized (appreciation) depreciation on options written	154,619
Change in unrealized (appreciation) depreciation on forward foreign currency contracts	(193,572)
Net realized (gain) loss on investments in securities	(444,124)
Net amortization (accretion) of income	(2,122,286)
Increase in payable for return of cash collateral on sale-buyback financing transactions	410,000
Increase in premiums received on options written	39,996
Decrease in receivable for variation margin on centrally cleared swaps	20,852
Increase in accrued expenses	212
Decrease in other assets	10
Decrease in administrative fees payable	(325)
Decrease in distribution fees payable – Class IB	(661)
Decrease in investment management fees payable	(946)
Increase in dividends, interest and other receivables	(16,303)
Increase in due from broker for futures variation margin	(151,051)

Net cash provided (used) by operating activities	6,065,912

Cash flows provided (used) by financing activities:
Proceeds from shares sold	14,977,755
Payment for shares repurchased	(19,491,593)
Proceeds from sale-buyback transactions	704,639,956
Payments on sale-buyback transactions	(705,671,308)
Decrease in payable for sale-buyback financing transactions	(433,103)

Net cash provided (used) by financing activities	(5,978,293)

Net increase/(decrease) in cash	87,619

Cash, foreign cash and restricted cash:
Beginning of the year	1,396,565

End of the year	$1,484,184

Supplemental disclosure of cash flow information:

For the year ended December 31, 2023, the Portfolio paid $1,232,458 in interest expense and had reinvetments of dividends and distributions in the amount of $2,074,112.

Reconciliation of cash and restricted cash to the Statement of Assets and Liabilities:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Cash	$758,597	$678,271
Foreign cash	87,587	167,294
Cash held as collateral at broker for futures	309,000	409,000
Cash held as collateral at broker for centrally cleared swaps	329,000	142,000

Total cash, foreign cash and restricted cash shown in the statement of cash flows	$1,484,184	$1,396,565

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$10.72		$12.90		$13.14		$12.44		$11.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.65		0.47		0.10		0.13
Net realized and unrealized gain (loss)	0.14		(2.11)		0.21		1.29		0.87

Total from investment operations	0.37		(1.46)		0.68		1.39		1.00

Less distributions:
Dividends from net investment income	(0.03)		(0.72)		(0.50)		(0.17)		(0.25)
Distributions from net realized gains	(0.25)		—		(0.42)		(0.52)		(0.14)

Total dividends and distributions	(0.28)		(0.72)		(0.92)		(0.69)		(0.39)

Net asset value, end of year	$10.81		$10.72		$12.90		$13.14		$12.44

Total return	3.53%		(11.38)%		5.37%		11.28%		8.42%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$80,208		$82,187		$95,587		$91,190		$80,323
Ratio of expenses to average net assets:
After waivers (f)(g)	2.26	%(j)	1.25	%(k)	0.77	%(m)	0.84	%(n)	1.45	%(o)
Before waivers (f)(g)	2.60%		1.58%		1.08%		1.19%		1.81%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	2.16%		5.41%		3.51%		0.77%		1.09%
Before waivers (f)	1.81%		5.08%		3.21%		0.42%		0.72%
Portfolio turnover rate^	44%		59%		119%		195%		224%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 1.51%, 0.50%, 0.02%, 0.09%, Interest and Tax Expense of 0.70% for years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 2.26% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.84% for Class IB.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.45% for Class IB.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	5.63%	1.11%	1.38%
Bloomberg U.S. Aggregate Bond Index	5.53	1.10	1.54

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 5.63% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.53% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Positions within securitized credit, particularly AAA collateralized loan obligations (CLOs) and agency mortgage-backed securities (MBS), as spreads tightened

•	Tactical U.S. duration positioning

•	Long exposure to duration in the Dollar bloc, particularly Canada, as yields fell

What hurt performance during the year:

•	Modest exposure to select developed market currencies as they depreciated relative to the U.S. dollar

•	Positioning within high yield corporate credit

•	Short exposure to duration in Japan, as yields fell

How derivatives contributed/detracted from performance during the year:

U.S. duration strategies were a contributor to performance, and they were partially facilitated through the use of futures and interest rate swaps, which were net contributors to performance. Options also facilitated duration strategies, but detracted from performance. Outside the U.S., duration exposure and country selection in Europe, partially facilitated through the use of futures, options, and interest rate swaps, contributed to performance. Duration exposure in Japan was negative for performance and was partially facilitated through futures and interest rate swaps. The use of credit default swaps and swaptions was modestly negative for performance. Finally, currency forwards, which partially facilitated currency exposure, were negative for performance.

Portfolio Positioning and Outlook — PIMCO

•	Duration positioning: At year end we were underweight headline duration. We trimmed U.S. duration but remained tactical given current valuations and economic fundamentals.

•

Securitized positioning: We remained overweight agency MBS, favoring higher coupons offering relatively attractive spread. We continue to favor senior positions in securitized credit, including, non-Agency mortgages, AAA CLOs, and commercial mortgage-backed securities (CMBS), given inherent fundamental strength.

•

Credit Selection: We maintain an underweight position in corporate credit — actively seeking compelling name and sector exposure. We prefer defensives and senior issues of global systemically important banks.

•	Currency positioning: Positions continue to be modest and remain tactical. We were long select developed and emerging market currencies.

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Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	10.86
Weighted Average Coupon (%)	3.93
Weighted Average Effective Duration (Years)*	5.45
Weighted Average Rating**	AA2

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

Sector Weightings as of December 31, 2023	% of Net Assets
Mortgage-Backed Securities	48.1%
U.S. Treasury Obligations	24.1
Asset-Backed Securities	13.6
Financials	12.9
Commercial Mortgage-Backed Securities	7.2
Utilities	5.3
Real Estate	4.6
Collateralized Mortgage Obligations	4.1
Consumer Discretionary	1.6
Foreign Government Securities	1.4
Municipal Bonds	1.0
Information Technology	1.0
Investment Companies	0.9
Energy	0.5
Communication Services	0.5
Industrials	0.4
Supranational	0.2
Foreign Government Treasury Bills	0.2
Consumer Staples	0.1
Options Purchased	0.0 #
Cash and Other	(27.7)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,039.20	$4.39
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.90	4.35

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 0.85%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (13.6%)
522 Funding CLO Ltd.,
Series 2018-3A AR 6.717%, 10/20/31 (l)§		$900,000	$899,276
Accredited Mortgage Loan Trust,
Series 2006-2 A4 5.730%, 9/25/36 (l)		55,323	54,479
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25		234,312	223,887
Series 2016-3 A 3.250%, 10/15/28		134,569	115,872
Series 2016-3 AA 3.000%, 10/15/28		201,671	181,081
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-R9 M1 5.940%, 11/25/35 (l)		99,582	96,418
Anchorage Capital CLO 6 Ltd.,
Series 2015-6A ARR 6.705%, 7/15/30 (l)§		668,392	668,365
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 6.788%, 1/15/37 (l)§		800,000	795,021
Ares XL CLO Ltd.,
Series 2016-40A A1RR 6.525%, 1/15/29 (l)§		395,873	395,283
Argent Securities Trust,
Series 2006-W2 A2B 5.850%, 3/25/36 (l)		211,978	116,263
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2006-M1 A2C 5.770%, 7/25/36 (l)		640,874	158,854
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE7 2A2 5.790%, 8/25/36 (l)		14,719	14,166
Series 2006-HE9 1A2 5.770%, 11/25/36 (l)		133,410	128,742
Bear Stearns Asset-Backed Securities Trust,
Series 2005-HE2 M2 6.595%, 2/25/35 (l)		97,928	96,638
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 4.875%, 1/15/33 (l)§	EUR	700,000	760,850
BRSP Ltd.,
Series 2021-FL1 A 6.620%, 8/19/38 (l)§		$672,131	659,050
Carlyle US CLO Ltd.,
Series 2017-1A A1R 6.677%, 4/20/31 (l)§		727,701	727,491
CBAM Ltd.,
Series 2018-5A A 6.684%, 4/17/31 (l)§		952,260	951,245
Series 2018-8A A1 6.797%, 10/20/29 (l)§		540,854	540,855
C-Bass Trust,
Series 2006-CB9 A1 5.590%, 11/25/36 (l)		11,160	4,875
CIFC Funding Ltd.,
Series 2017-1A AR 6.684%, 4/23/29 (l)§		495,908	495,888
Citigroup Mortgage Loan Trust,
Series 2006-WF2 A1 7.250%, 5/25/36 (e)		107,799	55,646
Countrywide Asset-Backed Certificates,
Series 2004-2 M1 6.220%, 5/25/34 (l)		5,602	5,559
Crestline Denali CLO XV Ltd.,
Series 2017-1A AR 6.707%, 4/20/30 (l)§		595,893	596,036
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 4.555%, 9/15/31 (l)§	EUR	697,062	757,110
CWABS Asset-Backed Certificates Trust,
Series 2006-2 M1 6.070%, 6/25/36 (l)		$37,434	36,993
Series 2006-21 2A4 5.930%, 5/25/37 (l)		233,251	213,863
Series 2006-24 1A 5.610%, 6/25/47 (l)		683,795	608,595
Series 2006-3 M2 6.055%, 6/25/36(l)		800,000	761,179
CWABS, Inc. Asset-backed Certificates,
Series 2007-12 2A3 6.270%, 8/25/47 (l)		2,334	2,315
EMC Mortgage Loan Trust,
Series 2001-A A 6.210%, 5/25/40 (l)§		2,460	2,425
FHF Trust,
Series 2022-1A A 4.430%, 1/18/28§		613,356	599,833
Series 2023-1A A2 6.570%, 6/15/28§		355,311	353,850
FORT CRE Issuer LLC,
Series 2022-FL3 A 7.187%, 2/23/39 (l)§		800,000	781,174
Fremont Home Loan Trust,
Series 2005-D M1 6.085%, 11/25/35 (l)		300,000	264,028
Series 2006-E 2A1 5.530%, 1/25/37 (l)		2,131	972
FS Rialto Issuer LLC,
Series 2022-FL4 A 7.238%, 1/19/39 (l)§		900,000	896,733
Galaxy XV CLO Ltd.,
Series 2013-15A ARR 6.625%, 10/15/30 (l)§		783,277	782,669
GoodLeap Sustainable Home Solutions Trust,
Series 2022-2CS A 4.000%, 4/20/49§		793,003	693,274
Series 2023-1GS A 5.520%, 2/22/55§		469,614	455,049
Series 2023-3C A 6.500%, 7/20/55§		481,085	494,847

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
GSAA Trust,
Series 2006-7 AF2 5.995%, 3/25/46 (l)	$244,007	$93,457
GSAMP Trust,
Series 2006-NC2 A2B 5.650%, 6/25/36 (l)	116,067	62,000
GSPA Monetization Trust,
6.422%, 10/9/29§	220,776	214,066
Home Equity Loan Trust,
Series 2007-FRE1 2AV3 5.687%, 4/25/37 (l)	258,188	243,031
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32	723,320	656,581
JP Morgan Mortgage Acquisition Corp.,
Series 2005-FRE1 M1 3.110%, 10/25/35 (l)	96,219	92,575
Series 2006-FRE1 M1 6.055%, 5/25/35 (l)	64,810	63,205
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH3 A5 5.730%, 3/25/37 (l)	34,881	33,986
LCCM Trust,
Series 2021-FL3 A 6.926%, 11/15/38 (l)§	800,000	795,289
LCM XV LP,
Series 15A AR2 6.677%, 7/20/30 (l)§	465,680	465,455
Lehman XS Trust,
Series 2006-8 2A1 4.555%, 6/25/36 (l)	12,026	12,619
Magnetite XVIII Ltd.,
Series 2016-18A AR2 6.521%, 11/15/28 (l)§	433,857	433,478
Marble Point CLO X Ltd.,
Series 2017-1A AR 6.695%, 10/15/30 (l)§	555,389	555,136
MASTR Asset-Backed Securities Trust,
Series 2006-FRE1 A4 6.050%, 12/25/35 (l)	7,212	7,220
Series 2006-FRE2 A5 5.950%, 3/25/36 (l)	147,328	89,250
MF1 Ltd.,
Series 2020-FL4 A 7.176%, 11/15/35 (l)§	409,054	409,082
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2006-HE5 A2D 5.970%, 8/25/36 (l)	435,314	213,761
Series 2006-WMC2 A2C 5.770%, 7/25/36 (l)	236,591	85,114
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	1,197,242	1,009,764
Series 2023-3A A 5.910%, 11/20/53§	176,134	176,190
Newcastle Mortgage Securities Trust,
Series 2006-1 M5 6.190%, 3/25/36 (l)	900,000	837,417
NovaStar Mortgage Funding Trust,
Series 2006-5 A2D 5.950%, 11/25/36 (l)	100,231	30,505
Option One Mortgage Loan Trust,
Series 2006-3 2A3 5.610%, 2/25/37 (l)	1,137,714	544,743
Series 2007-5 1A1 5.690%, 5/25/37 (l)	331,382	197,413
Series 2007-CP1 1A1 5.610%, 3/25/37 (l)	149,984	133,062
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4 M2 6.160%, 11/25/35 (l)	329,173	303,956
OZLM IX Ltd.,
Series 2014-9A A1A3 6.777%, 10/20/31 (l)§	900,000	900,002
OZLM XVI Ltd.,
Series 2017-16A A1R 6.682%, 5/16/30 (l)§	452,711	452,150
Palmer Square Loan Funding Ltd.,
Series 2021-4A A1 6.455%, 10/15/29 (l)§	528,165	526,701
RAMP Trust,
Series 2005-RS4 M5 6.490%, 4/25/35 (l)	27,267	27,170
RASC Trust,
Series 2005-EMX5 A3 6.130%, 12/25/35 (l)	95,780	86,118
Series 2006-EMX2 M1 6.070%, 2/25/36 (l)	123,779	120,059
Renaissance Home Equity Loan Trust,
Series 2006-4 AF2 5.285%, 1/25/37 (e)	544,629	160,170
Saranac CLO VI Ltd.,
Series 2018-6A A1R 6.781%, 8/13/31 (l)§	761,322	760,889
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5 A2A 5.600%, 5/25/37 (l)	30,319	23,372
SG Mortgage Securities Trust,
Series 2006-FRE1 A2C 6.010%, 2/25/36 (l)	65,704	33,225
Sound Point CLO XV Ltd.,
Series 2017-1A ARR 6.574%, 1/23/29 (l)§	121,317	121,290
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 6.620%, 7/25/30 (l)§	458,716	457,810
Soundview Home Loan Trust,
Series 2007-OPT5 1A1 6.370%, 10/25/37 (l)	522,157	394,824
Series 2007-WMC1 3A1 5.580%, 2/25/37 (l)	71,434	19,763
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC5 A2D 5.770%, 11/25/37 (l)	512,223	283,242
Stonepeak ABS,
Series 2021-1A AA 2.301%, 2/28/33§	445,208	409,072
Stratus CLO Ltd.,
Series 2021-2A A 6.577%, 12/28/29 (l)§	562,558	561,461
Series 2021-3A A 6.627%, 12/29/29 (l)§	551,694	551,093

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-GEL2 A3 6.370%, 5/25/37 (l)§		$145,764	$139,157
STWD Ltd.,
Series 2021-FL2 A 6.673%, 4/18/38 (l)§		798,563	780,568
Series 2022-FL3 A 6.688%, 11/15/38 (l)§		800,000	783,592
Sunnova Helios XI Issuer LLC,
Series 2023-A A 5.300%, 5/20/50§		582,820	570,192
Sunnova Sol IV Issuer LLC,
Series 2022-A A 2.790%, 2/22/49§		1,545,064	1,347,702
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§		717,178	596,037
United Airlines Pass-Through Trust,
Series 2016-2 AA 2.875%, 10/7/28		550,280	491,561
Series 2020-1 A 5.875%, 10/15/27		646,983	651,985
WaMu Asset-Backed Certificates Trust,
Series 2007-HE2 2A3 5.720%, 4/25/37 (l)		207,508	75,348

Total Asset-Backed Securities			35,529,657

Collateralized Mortgage Obligations (4.1%)
Alba plc,
Series 2007-1 A3 5.485%, 3/17/39 (l)(m)	GBP	249,046	308,151
Alternative Loan Trust,
Series 2005-32T1 A3 6.470%, 8/25/35 (l)		$92,587	52,465
Series 2006-45T1 1A16 6.000%, 2/25/37		227,495	99,025
Series 2006-OA11 A1B 5.850%, 9/25/46 (l)		246,713	227,778
Series 2006-OA12 A1B 5.662%, 9/20/46 (l)		65,196	65,504
Series 2006-OA3 1A1 5.870%, 5/25/36 (l)		29,181	24,961
American Home Mortgage Assets Trust,
Series 2006-5 6.700%, 6/25/36 (e)		476,974	71,293
Banc of America Funding Trust,
Series 2005-D A1 4.772%, 5/25/35 (l)		5,256	4,845
Series 2007-2 1A2 6.000%, 3/25/37		58,580	46,565
Banc of America Mortgage Trust,
Series 2003-D 2A4 5.361%, 5/25/33 (l)		2,176	1,774
BCAP LLC Trust,
Series 2007-AA2 12A1 5.890%, 5/25/47 (l)		55,401	52,160
Series 2011-RR5 12A1 4.533%, 3/26/37 (e)§		10,935	10,618
Bear Stearns ALT-A Trust,
Series 2005-4 23A1 4.488%, 5/25/35 (l)		18,960	17,859
Series 2005-7 22A1 4.730%, 9/25/35 (l)		18,283	10,735
Series 2006-3 35A1 3.971%, 5/25/36 (l)		45,850	22,176
Bear Stearns ARM Trust,
Series 2002-11 1A1 6.340%, 2/25/33 (l)		64	63
Series 2002-11 1A2 3.250%, 2/25/33 (l)		166	124
Series 2003-1 6A1 5.308%, 4/25/33 (l)		607	599
Series 2003-8 2A1 5.652%, 1/25/34 (l)		3,837	3,626
Series 2004-1 12A5 4.242%, 4/25/34 (l)		7,757	6,774
Series 2004-10 22A1 5.125%, 1/25/35 (l)		3,001	2,498
Series 2004-10 23A1 4.868%, 1/25/35 (l)		1,184	1,100
Series 2004-3 1A1 4.746%, 7/25/34 (l)		8,012	7,307
Series 2004-8 2A1 4.695%, 11/25/34 (l)		23,493	22,233
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 4.805%, 1/26/36 (l)		23,277	16,647
Series 2007-R6 2A1 3.993%, 12/26/46 (l)		23,315	17,034
Chase Mortgage Finance Trust,
Series 2005-A2 3A5 4.501%, 1/25/36 (l)		31,317	27,896
CHL Mortgage Pass-Through Trust,
Series 2004-22 A3 4.765%, 11/25/34 (l)		15,081	13,607
Series 2004-HYB9 1A1 5.003%, 2/20/35 (l)		3,328	3,313
Series 2005-HYB9 3A2A 7.884%, 2/20/36 (l)		2,265	1,921
Citigroup Mortgage Loan Trust,
Series 2005-11 A2A 7.780%, 10/25/35 (l)		1,933	1,875
Series 2009-7 5A2 5.500%, 12/25/35§		54,395	28,948
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2 1A4 3.906%, 5/25/35 (l)		4,979	4,760
Series 2005-6 A2 5.972%, 9/25/35 (l)		46,517	45,858
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR2 A1 5.770%, 3/25/37 (l)		94,409	83,951
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1 1A1 5.970%, 2/25/35 (l)		2,942	2,819
Eurosail-UK plc,
Series 2007-2X A3C 5.469%, 3/13/45 (l)(m)	GBP	8,348	10,435
FHLMC,
Series 2248 FB 5.953%, 9/15/30 (l)		$52	52
Series 2266 F 5.903%, 11/15/30 (l)		1	1

See Notes to Financial Statements.

1369

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Series 3360 FC 6.173%, 5/15/37 (l)		$3,910	$3,896
Series 4989 FA 5.098%, 8/15/40 (l)		214,464	211,350
Series 4989 FB 5.245%, 10/15/40 (l)		163,566	161,214
FHLMC Structured Pass-Through Certificates,
Series T-63 1A1 6.212%, 2/25/45 (l)		2,929	2,734
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA6 3A1 4.594%, 8/25/35 (l)		32,174	28,552
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4 2A1 4.943%, 10/25/35 (l)		23,027	21,383
FNMA,
Series 2003-25 KP 5.000%, 4/25/33		6,646	6,582
Series 2004-W2 5AF 5.802%, 3/25/44 (l)		6,574	6,566
Series 2005-79 NF 5.862%, 9/25/35 (l)		4,472	4,420
Series 2006-118 A1 5.503%, 12/25/36 (l)		2,920	2,839
Series 2006-5 3A2 5.260%, 5/25/35 (l)		2,237	2,271
Series 2007-42 AF 5.702%, 5/25/37 (l)		427	416
Series 2007-73 A1 5.692%, 7/25/37 (l)		7,838	7,625
Series 2015-58 AI 1.552%, 8/25/55 IO (l)		170,174	6,748
GNMA,
Series 2015-H18 FB 6.037%, 7/20/65 (l)		307,756	305,457
Series 2015-H19 FK 6.037%, 8/20/65 (l)		214,937	213,065
Series 2016-H02 FH 6.437%, 1/20/66 (l)		81,888	81,701
Series 2016-H14 FA 6.237%, 6/20/66 (l)		117,667	117,129
Series 2016-H17 FC 6.267%, 8/20/66 (l)		367,555	365,819
Series 2016-H17 FM 5.887%, 8/20/66 (l)		651	641
Series 2016-H20 PT 6.391%, 9/20/66 (l)		422,375	432,359
Series 2016-H22 FA 6.207%, 10/20/66 (l)		211,211	211,030
Series 2017-H10 FB 6.464%, 4/20/67 (l)		277,141	277,663
Series 2018-38 WF 5.757%, 10/20/43 (l)		149,660	141,521
Series 2023-H02 FA 6.238%, 1/20/73 (l)		307,770	306,024
Great Hall Mortgages No. 1 plc,
Series 2007-2A AC 5.712%, 6/18/39 (l)§		27,276	27,058
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.836%, 9/25/35 (l)		17,933	16,772
Series 2005-AR7 6A1 4.511%, 11/25/35 (l)		5,103	4,485
HarborView Mortgage Loan Trust,
Series 2005-12 2A12 6.970%, 10/19/35 (l)		52,071	34,881
Series 2005-14 4A1A 4.672%, 12/19/35 (l)		63,545	32,574
Series 2005-2 2A1A 5.910%, 5/19/35 (l)		6,551	5,913
Series 2005-4 3A1 4.209%, 7/19/35 (l)		24,185	17,496
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR35 2A1A 5.810%, 1/25/37 (l)		47,599	42,363
Series 2006-AR9 2A1 3.403%, 6/25/36 (l)		174,976	120,795
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		10,522	4,849
Series 2006-A3 6A1 4.528%, 8/25/34 (l)		16,322	15,612
Series 2006-A6 1A4L 4.136%, 10/25/36 (l)		45,857	33,450
Landmark Mortgage Securities No. 3 plc,
Series 3 A 5.641%, 4/17/44 (l)(m)	GBP	454,536	561,996
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 5.882%, 10/25/59 (e)§		$534,794	534,224
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1 I2A3 5.752%, 1/25/47 (l)		5,059	4,987
Merrill Lynch Mortgage Investors Trust,
Series 2005-1 2A5 4.326%, 4/25/35 (l)		32,124	28,181
Morgan Stanley Mortgage Loan Trust,
Series 2005-3AR 3A 4.981%, 7/25/35 (l)		46,455	38,208
MortgageIT Trust,
Series 2005-5 A2 6.090%, 12/25/35 (l)		25,744	25,103
Prime Mortgage Trust,
Series 2004-CL1 1A2 5.870%, 2/25/34 (l)		779	724
Series 2006-CL1 A1 5.970%, 2/25/35 (l)		20,225	19,960
RALI Trust,
Series 2005-QA13 2A1 5.184%, 12/25/35 (l)		7,677	6,600
Series 2006-QS12 1A1 6.500%, 9/25/36		151,949	69,238
Series 2006-QS13 1A10 6.000%, 9/25/36		10,325	7,755
Series 2007-QA3 A1 5.670%, 5/25/37 (l)		170,034	152,997
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 7.908%, 10/25/39 (l)§		596,418	599,334
Residential Asset Securitization Trust,
Series 2005-A11 1A1 5.500%, 10/25/35 (l)		36,292	22,088

See Notes to Financial Statements.

1370

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
RFMSI Trust,
Series 2007-S6 1A11 6.000%, 6/25/37		$47,974	$35,590
Ripon Mortgages plc,
Series 1RA A 5.911%, 8/28/56 (l)§	GBP	1,641,270	2,089,422
STARM Mortgage Loan Trust,
Series 2007-1 2A1 4.848%, 2/25/37 (l)		$21,991	18,481
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 1A1 5.870%, 4/25/47 (l)		31,718	27,058
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A3 5.970%, 7/19/35 (l)		21,452	19,332
Series 2006-AR6 1A3 5.850%, 7/25/46 (l)		659,555	494,961
Structured Asset Mortgage Investments Trust,
Series 2002-AR3 A1 6.130%, 9/19/32 (l)		308	295
Thornburg Mortgage Securities Trust,
Series 2007-1 A2B 6.865%, 3/25/37 (l)		26,515	21,564
Series 2007-3 3A1 6.815%, 6/25/47 (l)		169,984	142,345
Wachovia Mortgage Loan LLC Trust,
Series 2006-A 2A1 5.937%, 5/20/36 (l)		7,901	7,533
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR13 A1A1 6.050%, 10/25/45 (l)		2,633	2,493
Series 2005-AR6 1A1A 5.970%, 2/25/45 (l)		193,613	185,689
Series 2006-AR16 3A3 4.063%, 12/25/36 (l)		11,208	9,504
Series 2007-HY5 2A1 3.315%, 5/25/37 (l)		75,607	58,363
Series 2007-HY7 4A2 4.549%, 7/25/37 (l)		42,835	35,501
Warwick Finance Residential Mortgages Number Three plc,
Series 3A A 6.144%, 12/21/49 (l)§	GBP	384,863	489,562
Series 3A B 6.844%, 12/21/49 (l)§		100,000	127,081
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16 A1 6.240%, 10/25/36 (l)		$320,198	292,209

Total Collateralized Mortgage Obligations			10,722,981

Commercial Mortgage-Backed Securities (7.2%)
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 A5 2.756%, 5/15/53§		600,000	529,146
AREIT Trust,
Series 2021-CRE5 A 6.553%, 11/17/38 (l)§		531,526	525,846
Beast Mortgage Trust,
Series 2021-SSCP A 6.226%, 4/15/36 (l)§		500,000	490,320
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		800,000	748,859
BIG Commercial Mortgage Trust,
Series 2022-BIG A 6.704%, 2/15/39 (l)§		671,005	657,321
BX Trust,
Series 2021-ARIA A 6.376%, 10/15/36 (l)§		900,000	879,744
CFCRE Commercial Mortgage Trust,
Series 2016-C7 ASB 3.644%, 12/10/54		163,782	159,107
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		473,086	446,782
CLNC Ltd.,
Series 2019-FL1 A 6.720%, 8/20/35 (l)§		428	426
Commercial Mortgage Trust,
Series 2018-COR3 A3 4.228%, 5/10/51		700,000	657,382
Series 2021-2400 A 6.776%, 12/15/38(l)§		657,662	600,911
DC Office Trust,
Series 2019-MTC A 2.965%, 9/15/45§		1,300,000	1,069,523
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§		1,000,000	827,139
Extended Stay America Trust,
Series 2021-ESH A 6.556%, 7/15/38 (l)§		746,752	739,282
FNMA ACES,
Series 2020-M33 X2 2.242%, 1/25/31 IO (l)		1,859,478	147,263
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§		387,585	275,650
GS Mortgage Securities Trust,
Series 2015-GC30 AAB 3.120%, 5/10/50		113,945	112,573
Series 2016-GS3 WMB 3.602%, 10/10/49 (l)§		100,000	85,582
Hilton USA Trust,
Series 2016-SFP A 2.828%, 11/5/35§		600,000	484,239
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2021-HTL5 A 6.591%, 11/15/38 (l)§		800,000	785,996
Series 2021-NYAH A 6.236%, 6/15/38 (l)§		700,000	684,246
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 6.326%, 7/15/36 (l)§		164,087	163,108
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48		14,375	14,213
Series 2015-C27 ASB 3.557%, 12/15/47		92,260	90,706

See Notes to Financial Statements.

1371

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Morgan Stanley Capital I Trust,
Series 2020-CNP A 2.428%, 4/5/42 (l)§	$800,000	$634,229
Series 2021-230P A 6.645%, 12/15/38 (l)§	800,000	736,576
MSSG Trust,
Series 2017-237P A 3.397%, 9/13/39§	700,000	620,234
New Orleans Hotel Trust,
Series 2019-HNLA A 6.398%, 4/15/32 (l)§	500,000	481,264
NYO Commercial Mortgage Trust,
Series 2021-1290 A 6.571%, 11/15/38 (l)§	400,000	368,988
ONE Mortgage Trust,
Series 2021-PARK A 6.176%, 3/15/36 (l)§	700,000	664,991
PFP Ltd.,
Series 2021-8 A 6.476%, 8/9/37 (l)§	224,244	222,945
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 6.670%, 11/25/36 (l)§	553,358	548,747
Series 2023-FL11 A 7.730%, 10/25/39 (l)§	675,050	676,686
STWD Mortgage Trust,
Series 2021-LIH A 6.334%, 11/15/36 (l)§	1,200,000	1,176,010
Wells Fargo Commercial Mortgage Trust,
Series 2018-C48 A5 4.302%, 1/15/52	800,000	772,145
Worldwide Plaza Trust,
Series 2017-WWP A 3.526%, 11/10/36§	900,000	688,472

Total Commercial Mortgage-Backed Securities		18,766,651

Corporate Bonds (26.9%)
Communication Services (0.5%)
Media (0.3%)
Charter Communications Operating LLC
2.250%, 1/15/29	800,000	694,312

Wireless Telecommunication Services (0.2%)
Sprint Spectrum Co. LLC
4.738%, 3/20/25§	218,750	216,998
5.152%, 3/20/28§	340,000	337,121

		554,119

Total Communication Services		1,248,431

Consumer Discretionary (1.6%)
Automobiles (1.2%)
Hyundai Capital America
5.800%, 6/26/25§	400,000	402,095
Mercedes-Benz Finance North America LLC
4.800%, 3/30/26§	600,000	600,130
Nissan Motor Acceptance Co. LLC
1.850%, 9/16/26§	800,000	718,816
2.750%, 3/9/28§	800,000	705,616
Nissan Motor Co. Ltd.
4.810%, 9/17/30§	800,000	748,277

		3,174,934

Hotels, Restaurants & Leisure (0.4%)
Choice Hotels International, Inc.
3.700%, 12/1/29	700,000	619,616
Expedia Group, Inc.
3.250%, 2/15/30	500,000	458,150

		1,077,766

Total Consumer Discretionary		4,252,700

Consumer Staples (0.1%)
Food Products (0.1%)
JDE Peet’s NV
2.250%, 9/24/31§	400,000	321,319

Total Consumer Staples		321,319

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Boardwalk Pipelines LP
3.400%, 2/15/31	600,000	534,533
ONEOK Partners LP
6.850%, 10/15/37	800,000	882,324

Total Energy		1,416,857

Financials (12.9%)
Banks (8.1%)
Banco Santander SA
2.746%, 5/28/25	700,000	675,584
Bank of America Corp.
4.125%, 1/22/24	200,000	199,838
(SOFR + 0.91%), 0.981%, 9/25/25 (k)(x)	2,900,000	2,800,541
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	1,400,000	1,415,062
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.667%, 3/10/32 (k)	700,000	575,242
BNP Paribas SA
(CME Term SOFR 3 Month + 2.50%), 4.705%, 1/10/25 (k)§	700,000	699,859
3.500%, 11/16/27§	300,000	283,288
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§	500,000	526,126
Cooperatieve Rabobank UA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.004%, 9/24/26 (k)§	2,300,000	2,135,555

See Notes to Financial Statements.

1372

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.621%, 9/11/26 (k)§		$1,000,000	$932,899
HSBC USA, Inc.
5.625%, 3/17/25		500,000	502,512
ING Groep NV
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.51%), 4.875%, 5/16/29 (k)(m)(y)		300,000	247,500
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)		700,000	700,399
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		100,000	95,806
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		500,000	513,221
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)		900,000	799,388
Lloyds Bank plc
0.000%, 4/2/32 (e)(m)		600,000	386,610
Mitsubishi UFJ Financial Group, Inc.
(SOFR + 0.94%), 6.293%, 2/20/26 (k)		400,000	400,051
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)(x)		200,000	206,458
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.778%, 7/6/29 (k)		300,000	308,487
Nederlandse Waterschapsbank NV
4.000%, 6/1/28§		400,000	398,102
Norinchukin Bank (The)
5.430%, 3/9/28§		600,000	610,989
Royal Bank of Canada
4.900%, 1/12/28		300,000	303,263
Santander Holdings USA, Inc.
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		500,000	515,653
Santander UK Group Holdings plc
(SOFR + 1.48%), 2.896%, 3/15/32 (k)		700,000	598,166
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	304,566
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.214%, 3/23/25 (k)§		300,000	296,631
(ICE LIBOR USD 3 Month + 1.56%), 3.785%, 5/21/25 (k)(x)§		700,000	694,050
(SOFR + 0.93%), 6.360%, 11/23/25 (k)§		800,000	795,887
Sumitomo Mitsui Financial Group, Inc.
5.464%, 1/13/26		300,000	302,360
Sumitomo Mitsui Trust Bank Ltd.
2.800%, 3/10/27 (x)§		1,600,000	1,501,800
5.500%, 3/9/28§		500,000	511,436

			21,237,329

Capital Markets (2.0%)
Brookfield Finance I UK plc
2.340%, 1/30/32		700,000	558,221
Goldman Sachs Group, Inc. (The)
3.850%, 7/8/24		300,000	297,328
(CME Term SOFR 3 Month + 1.43%), 6.811%, 5/15/26 (k)		300,000	301,449
Lazard Group LLC
4.500%, 9/19/28		700,000	680,333
Nomura Holdings, Inc.
1.851%, 7/16/25		900,000	852,059
Stifel Financial Corp.
4.000%, 5/15/30		900,000	817,995
UBS Group AG
4.125%, 4/15/26§		600,000	585,236
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		500,000	502,764
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.703%, 8/5/27 (k)§		200,000	196,899
(SOFR + 3.73%), 4.194%, 4/1/31 (k)§		300,000	279,000

			5,071,284

Consumer Finance (1.1%)
AerCap Ireland Capital DAC
2.875%, 8/14/24		300,000	294,514
Ally Financial, Inc.
2.200%, 11/2/28		1,500,000	1,274,075
American Honda Finance Corp.
5.000%, 5/23/25		600,000	601,675
Ford Motor Credit Co. LLC
5.584%, 3/18/24		700,000	695,800

			2,866,064

Financial Services (1.0%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 9.152%, 1/28/29 (k)(m)	EUR	700,000	768,901
Global Payments, Inc.
2.900%, 5/15/30		$700,000	615,851
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	1	—
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		500,000	516,846

See Notes to Financial Statements.

1373

EQ ADVISORS TRUST

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
NTT Finance Corp.
4.142%, 7/26/24§		$300,000	$297,717
4.239%, 7/25/25§		400,000	394,965
Realkredit Danmark A/S
Series 23S 1.500%, 10/1/53 (m)	DKK	1	—

			2,594,280

Insurance (0.7%)
First American Financial Corp.
4.000%, 5/15/30		$700,000	630,317
Manulife Financial Corp.
3.703%, 3/16/32 (x)		1,100,000	1,031,176
Society of Lloyd’s
4.750%, 10/30/24 (m)	GBP	100,000	126,179

			1,787,672

Total Financials			33,556,629

Industrials (0.4%)
Marine Transportation (0.4%)
AP Moller - Maersk A/S
4.500%, 6/20/29§		$700,000	687,429
5.875%, 9/14/33 (x)§		300,000	312,297

Total Industrials			999,726

Information Technology (1.0%)
Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc.
3.137%, 11/15/35§		215,000	176,632
3.187%, 11/15/36§		46,000	37,251
NXP BV
5.350%, 3/1/26		500,000	502,360
5.000%, 1/15/33		1,400,000	1,398,502

			2,114,745

Software (0.2%)
VMware LLC
4.700%, 5/15/30		500,000	491,691

Total Information Technology			2,606,436

Real Estate (4.6%)
Diversified REITs (0.9%)
Digital Dutch Finco BV (REIT)
1.000%, 1/15/32 (m)	EUR	1,200,000	1,053,937
Goodman US Finance Three LLC (REIT)
3.700%, 3/15/28§		$500,000	465,593
HAT Holdings I LLC (REIT)
3.375%, 6/15/26 (x)§		400,000	376,000
8.000%, 6/15/27§		200,000	208,250
STORE Capital Corp. (REIT)
2.700%, 12/1/31		500,000	379,815

			2,483,595

Health Care REITs (0.1%)
Ventas Realty LP (REIT)
3.250%, 10/15/26		200,000	189,261

Hotel & Resort REITs (0.1%)
Host Hotels & Resorts LP (REIT)
Series J 2.900%, 12/15/31		300,000	250,186

Office REITs (0.9%)
Alexandria Real Estate Equities, Inc. (REIT)
4.500%, 7/30/29		200,000	194,535
Corporate Office Properties LP (REIT)
2.250%, 3/15/26 (x)		800,000	746,154
Highwoods Realty LP (REIT)
4.125%, 3/15/28		100,000	90,911
Kilroy Realty LP (REIT)
2.500%, 11/15/32 (x)		1,700,000	1,279,989

			2,311,589

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.
6.875%, 12/1/28		400,000	422,120

Residential REITs (0.1%)
Mid-America Apartments LP (REIT)
2.750%, 3/15/30		400,000	350,415

Retail REITs (0.3%)
Federal Realty OP LP (REIT)
3.500%, 6/1/30		900,000	814,844

Specialized REITs (2.0%)
American Tower Corp. (REIT)
3.375%, 5/15/24		800,000	792,750
1.875%, 10/15/30		400,000	327,868
EPR Properties (REIT)
3.600%, 11/15/31		800,000	663,314
Equinix, Inc. (REIT)
1.550%, 3/15/28 (x)		1,000,000	877,088
2.500%, 5/15/31		800,000	679,898
3.900%, 4/15/32		1,200,000	1,112,297
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26		700,000	696,407

			5,149,622

Total Real Estate			11,971,632

Utilities (5.3%)
Electric Utilities (4.0%)
CenterPoint Energy Houston Electric LLC
5.300%, 4/1/53		500,000	520,834
Edison International
3.550%, 11/15/24 (x)		500,000	490,368
Enel Finance International NV
1.875%, 7/12/28§		2,300,000	2,002,078
5.000%, 6/15/32§		700,000	678,069
Florida Power & Light Co.
5.050%, 4/1/28		100,000	102,401
NextEra Energy Capital Holdings, Inc.
1.900%, 6/15/28		2,100,000	1,864,147
Northern States Power Co.
2.600%, 6/1/51		1,400,000	920,957
4.500%, 6/1/52		700,000	637,701
Pacific Gas and Electric Co.
6.700%, 4/1/53		1,100,000	1,190,027
Public Service Electric & Gas Co.
3.100%, 3/15/32		1,500,000	1,342,251
SCE Recovery Funding LLC
Series A-1 4.697%, 6/15/40		385,504	381,147

See Notes to Financial Statements.

1374

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Wisconsin Power & Light Co.
4.950%, 4/1/33		$300,000	$300,921

			10,430,901

Independent Power and Renewable Electricity Producers (0.7%)
AES Corp. (The)
1.375%, 1/15/26		1,400,000	1,292,590
Clearway Energy Operating LLC
3.750%, 2/15/31§		600,000	524,742

			1,817,332

Multi-Utilities (0.6%)
New York State Electric & Gas Corp.
5.650%, 8/15/28§		900,000	924,544
San Diego Gas & Electric Co.
4.950%, 8/15/28		500,000	509,055

			1,433,599

Total Utilities			13,681,832

Total Corporate Bonds			70,055,562

Foreign Government Securities (1.4%)
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	565,346
Mexican Udibonos
3.000%, 12/3/26	MXN	2,771,513	151,577
4.000%, 11/30/28		4,154,129	238,650
2.750%, 11/27/31		5,512,209	286,122
Province of Quebec
3.750%, 9/1/24	CAD	200,000	150,136
Republic of Philippines
5.500%, 1/17/48 (x)		$600,000	630,375
Republic of South Africa
10.500%, 12/21/26	ZAR	28,300,000	1,619,161

Total Foreign Government Securities			3,641,367

Mortgage-Backed Securities (49.1%)
FHLMC
4.500%, 4/1/29		$11,047	10,982
6.000%, 1/1/37		33,367	34,823
4.000%, 1/1/41		21,808	21,181
3.500%, 3/1/48		62,176	58,091
FHLMC UMBS
3.500%, 2/1/49		19,466	18,117
3.500%, 7/1/49		53,475	49,959
3.500%, 2/1/50		14,000	13,056
3.500%, 4/1/50		20,222	18,878
3.500%, 6/1/52		976,124	896,603
3.000%, 7/1/52		2,164,676	1,918,236
4.500%, 8/1/52		286,372	278,083
3.500%, 9/1/52		975,335	895,572
3.500%, 10/1/52		986,273	905,617
4.000%, 10/1/52		313,400	296,753
3.500%, 11/1/52		973,022	893,373
4.000%, 11/1/52		444,612	420,995
3.500%, 1/1/53		963,880	884,979
4.000%, 2/1/53		4,635,342	4,387,672
4.000%, 4/1/53		44,539	42,145
5.000%, 6/1/53		5,778,905	5,723,111
5.000%, 7/1/53		5,263,551	5,212,732
4.500%, 8/1/53		1,746,040	1,693,727
5.500%, 8/1/53		767,208	771,331
4.000%, 11/1/53		392,265	371,183
FNMA
5.549%, 5/1/38 (l)		95,743	97,271
FNMA UMBS
4.500%, 1/1/34		13,516	13,438
5.500%, 4/1/34		18,490	18,946
5.500%, 5/1/34		39,255	40,214
5.500%, 3/1/38		22,935	23,759
5.000%, 8/1/39		32,074	32,708
4.500%, 12/1/41		6,469	6,463
4.500%, 7/1/44		37,760	37,623
3.500%, 2/1/48		9,351	8,727
3.500%, 11/1/48		11,232	10,482
3.500%, 5/1/52		1,944,937	1,786,489
3.500%, 6/1/52		983,834	903,684
3.500%, 7/1/52		97,386	89,452
4.500%, 7/1/52		10,131,630	9,841,533
3.500%, 8/1/52		1,973,189	1,812,130
3.500%, 11/1/52		990,923	909,808
3.500%, 12/1/52		968,650	889,435
3.500%, 1/1/53		1,969,960	1,808,626
3.500%, 2/1/53		966,421	887,237
3.500%, 4/1/53		978,289	898,285
4.000%, 7/1/53		991,212	937,941
4.500%, 7/1/53		984,779	955,274
5.000%, 7/1/53		681,726	677,394
FNMA/FHLMC UMBS, 30 Year, Single Family
5.000%, 1/25/54 TBA		4,000,000	3,961,250
2.500%, 2/25/54 TBA		600,000	512,203
3.000%, 2/25/54 TBA		43,200,000	38,316,374
3.500%, 2/25/54 TBA		7,700,000	7,079,789
4.000%, 2/25/54 TBA		8,200,000	7,771,102
5.000%, 2/25/54 TBA		5,000,000	4,954,297
5.500%, 2/25/54 TBA		11,200,000	11,261,687
6.000%, 2/25/54 TBA		4,300,000	4,369,371
GNMA
3.000%, 7/15/45		5,281	4,869
3.000%, 8/15/45		42,308	38,997
4.500%, 1/20/49		209,921	206,930
5.000%, 1/20/49		2,883	2,895
5.000%, 2/20/49		36,480	36,633
5.000%, 7/20/49		1,083,318	1,089,533

Total Mortgage-Backed Securities			128,110,048

Municipal Bonds (1.0%)
California Health Facilities Financing Authority
4.190%, 6/1/37		1,300,000	1,202,391
New York State Urban Development Corp.
1.346%, 3/15/26		800,000	743,848
University of Michigan
3.504%, 4/1/52		900,000	741,638

Total Municipal Bonds			2,687,877

See Notes to Financial Statements.

1375

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Supranational (0.2%)
European Investment Bank
3.750%, 2/14/33		$500,000	$491,002

Total Supranational			491,002

U.S. Treasury Obligations (23.3%)
U.S. Treasury Bonds
1.375%, 11/15/40		14,000,000	9,312,188
1.875%, 2/15/41		3,100,000	2,234,906
2.250%, 5/15/41		800,000	610,875
2.375%, 2/15/42		300,000	230,766
3.125%, 2/15/42		500,000	434,375
3.250%, 5/15/42		5,900,000	5,191,078
3.875%, 2/15/43		2,300,000	2,199,735
3.875%, 5/15/43		1,200,000	1,147,688
4.375%, 8/15/43		1,200,000	1,228,875
3.375%, 5/15/44		1,400,000	1,237,031
3.125%, 8/15/44		2,100,000	1,782,047
2.875%, 8/15/45		600,000	484,875
3.000%, 8/15/48		13,200,000	10,780,688
2.875%, 5/15/49		600,000	478,500
2.250%, 8/15/49		800,000	560,625
U.S. Treasury Inflation Linked Bonds
2.375%, 1/15/25 TIPS		816,115	809,917
0.625%, 2/15/43 TIPS		1,605,864	1,261,481
1.375%, 2/15/44 TIPS		132,014	118,648
0.750%, 2/15/45 TIPS		653,280	513,846
0.875%, 2/15/47 TIPS		254,914	202,218
1.000%, 2/15/49 TIPS		122,269	99,038
0.250%, 2/15/50 TIPS		119,672	78,572
0.125%, 2/15/51 TIPS		945,400	589,915
0.125%, 2/15/52 TIPS		442,096	273,547
1.500%, 2/15/53 TIPS		310,512	283,415
U.S. Treasury Inflation Linked Notes
0.500%, 4/15/24 TIPS		487,964	482,002
0.125%, 7/15/24 TIPS		1,166,175	1,146,482
0.125%, 10/15/24 TIPS		4,197,165	4,106,033
0.250%, 1/15/25 TIPS		5,455,758	5,295,426
1.250%, 4/15/28 TIPS		820,592	800,462
0.125%, 7/15/31 TIPS		1,721,910	1,535,325
0.125%, 1/15/32 TIPS		443,964	391,174
0.625%, 7/15/32 TIPS		2,011,967	1,844,250
U.S. Treasury Notes
2.500%, 4/30/24		3,000,000	2,971,875

Total U.S. Treasury Obligations			60,717,878

Total Long-Term Debt Securities (126.8%) (Cost $346,475,485)			330,723,023

SHORT-TERM INVESTMENTS:
Commercial Paper (0.4%)
AT&T, Inc.
5.81%, 3/19/24 (n)(p)§		700,000	691,183
Intercontinental Exchange, Inc.
11.06%, 1/2/24 (n)(p)§		500,000	499,693

Total Commercial Paper			1,190,876

Foreign Government Treasury Bills (0.2%)
Federative Republic of Brazil
18.41%, 1/1/24 (p)	BRL	400,000	$82,304
0.00%, 7/1/24 (p)		1,700,000	332,930

Total Foreign Government Treasury Bills			415,234

	Number of Shares		Value (Note 1)
Investment Companies (0.9%)
BlackRock Liquidity FedFund, Institutional Shares
5.26% (7 day yield) (xx)		480,666	480,666
Dreyfus Treasury Obligations Cash Management Fund
5.25% (7 day yield) (xx)		516,903	516,903
Goldman Sachs Financial Square Government Fund
5.24% (7 day yield) (xx)		500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares
5.29% (7 day yield) (xx)		932,501	932,501

Total Investment Companies			2,430,070

	Principal Amount		Value (Note 1)
U.S. Treasury Obligation (0.8%)
U.S. Treasury Bills
5.13%, 3/21/24#(p)(t)		$2,000,000	1,977,191

Total Short-Term Investments (2.3%) (Cost $6,010,584)			6,013,371

	Number of Contracts		Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
1 Year, May 2024 @4.98% v.1 Day SOFR 05/29/2024 at USD 4.98, European Style Notional Amount: USD 3,200,000 Counterparty: Goldman Sachs Bank USA*		3,200,000	1,207

Put Options Purchased (0.0%)†
Call/Put Interest Rate Swaptions Purchased Payable (0.0%)†
11 Years, October 2024 @3.64% v.1 Day SOFR 10/07/2024 at USD 3.64, European Style Notional Amount: USD 2,300,000 Counterparty: Morgan Stanley*		2,300,000	105,222
Foreign Exchange GBP/USD 09/26/2024 at GBP 1.20, American Style Notional Amount: GBP 700,000 Counterparty: Goldman Sachs Bank USA*		700,000	7,435

			112,657

Total Options Purchased (0.0%)† (Cost $68,013)			113,864

See Notes to Financial Statements.

1376

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Number of Contracts		Value (Note 1)
Total Investments Before Securities Sold Short (129.1%) (Cost $352,554,082)		$336,850,258

Principal Amount		Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Security (-1.0%)
FNMA/FHLMC UMBS, 30 Year, Single Family
4.000%, 1/25/54 TBA	$(2,800,000)	(2,650,813)

Total Securities Sold Short (-1.0%) (Proceeds Received $2,625,000)		(2,650,813)

Total Investments after Securities Sold Short (128.1%) (Cost $349,929,082)		334,199,445
Other Assets Less Liabilities (-28.1%)		(73,273,846)

Net Assets (100%)		$260,925,599

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $71,806,960 or 27.5% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $520,001.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $3,463,709 or 1.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(t)	All, or a portion of security held by broker as collateral for centrally cleared swaps, with a total collateral value of $1,389,965.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $2,377,030. This was collateralized by cash of $2,430,070 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2023.

Glossary:

ARM	—	Adjustable Rate Mortgage
AUD	—	Australian Dollar
BBR	—	Bank Bill Rate
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
CNY	—	Chinese Renminbi
CORRA	—	Canadian Overnight Repo Rate Average
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	—	To Be Announced; Security is subject to delayed delivery
THB	—	Thailand Baht
TIPS	—	Treasury Inflation Protected Security
TONAR	—	Tokyo Over-Night Average Rate
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar
ZAR	—	South African Rand

See Notes to Financial Statements.

1377

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Country Diversification As a Percentage of Total Net Assets
Australia	0.2%
Brazil	0.2
Canada	0.8
Cayman Islands	5.2
China	0.7
Denmark	0.7
France	0.7
Germany	0.2
Ireland	1.2
Italy	1.0
Ivory Coast	0.3
Japan	2.6
Jersey	0.3
Mexico	0.3
Netherlands	1.2
Philippines	0.2
South Africa	0.6
Spain	0.3
Supranational	0.2
Switzerland	0.6
United Kingdom	2.9
United States	107.7
Cash and Other	(28.1)

100.0%

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR	76	3/2024	USD	17,982,075	(302,007)
Canada 10 Year Bond	24	3/2024	CAD	2,249,213	(9,237)
U.S. Treasury 2 Year Note	12	3/2024	USD	2,470,969	23,515
3 Month SOFR	109	9/2024	USD	26,019,663	5,439

					(282,290)

Short Contracts
Euro-Bund	(15)	3/2024	EUR	(2,272,260)	(67,633)
Japan 10 Year Bond	(4)	3/2024	JPY	(4,161,986)	3,421
U.S. Treasury 5 Year Note	(14)	3/2024	USD	(1,522,828)	(33,920)
U.S. Treasury 10 Year Note	(22)	3/2024	USD	(2,483,594)	(90,573)
U.S. Treasury 10 Year Ultra Note	(113)	3/2024	USD	(13,335,766)	(533,995)
3 Month SOFR	(109)	12/2024	USD	(26,134,112)	(208,813)

					(931,513)

					(1,213,803)

See Notes to Financial Statements.

1378

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EQ/PIMCO TOTAL RETURN ESG PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	4,310,035	USD	881,775	JPMorgan Chase Bank**	1/3/2024	5,502
USD	8,654	BRL	41,761	Goldman Sachs Bank USA**	1/3/2024	57
USD	321,787	BRL	1,553,267	JPMorgan Chase Bank**	1/3/2024	2,027
AUD	2,961,890	USD	1,959,009	Bank of America	1/9/2024	59,765
AUD	2,617,110	USD	1,735,314	HSBC Bank plc	1/9/2024	48,463
EUR	130,000	USD	141,466	HSBC Bank plc	1/9/2024	2,081
TRY	334,995	USD	11,222	Barclays Bank plc	1/17/2024	4
MXN	8,282,000	USD	478,383	Goldman Sachs Bank USA	1/31/2024	6,885
MXN	8,429,000	USD	491,523	JPMorgan Chase Bank	1/31/2024	2,358
TRY	198,578	USD	6,497	Goldman Sachs Bank USA	2/8/2024	17
TRY	7,266,275	USD	230,000	Barclays Bank plc	3/5/2024	2,541
THB	42,816,586	USD	1,237,456	JPMorgan Chase Bank	3/20/2024	25,411
TWD	15,140,018	USD	479,722	HSBC Bank plc**	3/20/2024	18,201
USD	2,321	IDR	35,764,289	Goldman Sachs Bank USA**	3/20/2024	— #
BRL	709,855	USD	144,329	Citibank NA**	4/2/2024	591
BRL	1,118,390	USD	227,361	JPMorgan Chase Bank**	4/2/2024	963

Total unrealized appreciation						174,866

BRL	1,100,000	USD	226,743	Goldman Sachs Bank USA**	1/3/2024	(294)
USD	144,329	BRL	702,740	Citibank NA**	1/3/2024	(339)
USD	394,760	BRL	2,000,000	Goldman Sachs Bank USA**	1/3/2024	(16,966)
USD	227,361	BRL	1,107,022	JPMorgan Chase Bank**	1/3/2024	(534)
USD	409,378	CAD	554,000	Goldman Sachs Bank USA	1/9/2024	(8,760)
USD	102,462	DKK	698,398	Barclays Bank plc	1/9/2024	(994)
USD	305,837	EUR	280,000	Barclays Bank plc	1/9/2024	(3,340)
USD	204,229	EUR	186,000	HSBC Bank plc	1/9/2024	(1,153)
USD	5,033,531	EUR	4,580,699	Morgan Stanley	1/9/2024	(24,498)
USD	341,934	GBP	269,209	Bank of America	1/9/2024	(1,225)
USD	5,599,458	GBP	4,424,061	Barclays Bank plc	1/9/2024	(39,857)
USD	133,801	JPY	19,700,000	Barclays Bank plc	1/9/2024	(6,047)
USD	107,906	JPY	15,400,000	HSBC Bank plc	1/9/2024	(1,416)
USD	1,424,759	ZAR	27,331,691	Morgan Stanley	1/19/2024	(67,257)
USD	27,745	MXN	508,000	Barclays Bank plc	1/31/2024	(2,020)
USD	374,422	MXN	6,564,101	Citibank NA	1/31/2024	(10,190)
USD	195,767	MXN	3,443,326	Goldman Sachs Bank USA	1/31/2024	(5,988)
TRY	853,463	USD	28,007	Barclays Bank plc	2/12/2024	(116)
TRY	3,701,640	USD	121,270	JPMorgan Chase Bank	2/13/2024	(415)
TRY	5,597,235	USD	179,278	Barclays Bank plc	3/15/2024	(1,788)
IDR	1,004,254,306	USD	65,246	Morgan Stanley**	3/20/2024	(80)
TRY	1,369,325	USD	43,648	Goldman Sachs Bank USA	3/20/2024	(427)
USD	375	THB	12,993	Barclays Bank plc	3/20/2024	(8)
USD	487,251	TWD	15,149,121	JPMorgan Chase Bank**	3/20/2024	(10,971)
TRY	1,325,089	USD	42,160	Goldman Sachs Bank USA	3/21/2024	(374)
TRY	2,736,747	USD	87,152	Barclays Bank plc	3/22/2024	(929)
USD	21,576	CNY	155,892	Bank of America**	3/26/2024	(587)
TRY	3,710,915	USD	117,639	Barclays Bank plc	3/27/2024	(1,267)
TRY	1,431,371	USD	45,235	Barclays Bank plc	3/29/2024	(432)
BRL	1,568,938	USD	321,787	JPMorgan Chase Bank**	4/2/2024	(1,481)
TRY	2,997,422	USD	93,952	Barclays Bank plc	4/9/2024	(1,091)
TRY	5,701,957	USD	176,229	Barclays Bank plc	4/24/2024	(2,069)
TRY	3,916,109	USD	120,896	Barclays Bank plc	4/26/2024	(1,510)
USD	242,273	BRL	1,200,000	Goldman Sachs Bank USA**	7/2/2024	(371)
USD	100,648	BRL	500,000	JPMorgan Chase Bank**	7/2/2024	(453)

Total unrealized depreciation						(215,247)

Net unrealized depreciation						(40,381)

**	Non-deliverable forward.
#	Value is less than zero.

See Notes to Financial Statements.

1379

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Written Call Options Contracts as of December 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
10 Years, January 2024 @2.31% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR 2.31	1/18/2024	(306)
10 Years, January 2024 @2.33% v.6 Month EURIBOR	Morgan Stanley	200,000	EUR	(200,000)	EUR 2.33	1/15/2024	(541)
10 Years, January 2024 @2.49% v.6 Month EURIBOR	JPMorgan Chase Bank	200,000	EUR	(200,000)	EUR 2.49	1/12/2024	(1,586)
10 Years, January 2024 @2.59% v.6 Month EURIBOR	Citibank NA	200,000	EUR	(200,000)	EUR 2.59	1/5/2024	(2,319)
10 Years, January 2024 @2.65% v.6 Month EURIBOR	JPMorgan Chase Bank	200,000	EUR	(200,000)	EUR 2.65	1/4/2024	(3,228)
10 Years, January 2024 @3.21% v.1 Day SOFR	JPMorgan Chase Bank	100,000	USD	(100,000)	USD 3.21	1/22/2024	(273)
10 Years, January 2024 @3.22% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.22	1/22/2024	(576)
10 Years, January 2024 @3.24% v.1 Day SOFR	Citibank NA	200,000	USD	(200,000)	USD 3.24	1/22/2024	(643)
10 Years, January 2024 @3.29% v.1 Day SOFR	Bank of America	100,000	USD	(100,000)	USD 3.29	1/19/2024	(401)
10 Years, January 2024 @3.29% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD 3.29	1/19/2024	(394)
10 Years, January 2024 @3.46% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 3.46	1/8/2024	(1,153)
10 Years, January 2024 @3.48% v.1 Day SOFR	Morgan Stanley	100,000	USD	(100,000)	USD 3.48	1/8/2024	(664)
10 Years, January 2024 @3.56% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.56	1/5/2024	(2,139)
10 Years, January 2024 @3.59% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.59	1/5/2024	(2,588)
10 Years, January 2024 @3.65% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD 3.65	1/4/2024	(3,276)
10 Years, January 2024 @3.67% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD 3.67	1/4/2024	(3,628)
2 Years, May 2024 @3.20% v.1 Day SOFR	Goldman Sachs Bank USA	1,600,000	USD	(1,600,000)	USD 3.20	5/29/2024	(5,994)
5 Years, January 2024 @2.44% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR 2.44	1/8/2024	(1,042)

							(30,751)

Written Put Options Contracts as of December 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
10 Years, January 2024 @2.70% v.6 Month EURIBOR	Citibank NA	100,000	EUR	(100,000)	EUR	2.70	1/18/2024	(288)
10 Years, January 2024 @2.74% v.6 Month EURIBOR	Morgan Stanley	200,000	EUR	(200,000)	EUR	2.74	1/15/2024	(351)
10 Years, January 2024 @2.89% v.6 Month EURIBOR	JPMorgan Chase Bank	200,000	EUR	(200,000)	EUR	2.89	1/12/2024	(121)
10 Years, January 2024 @2.96% v.6 Month EURIBOR	Citibank NA	200,000	EUR	(200,000)	EUR	2.96	1/5/2024	(5)
10 Years, January 2024 @3.03% v.6 Month EURIBOR	JPMorgan Chase Bank	200,000	EUR	(200,000)	EUR	3.03	1/4/2024	(1)
10 Years, January 2024 @3.66% v.1 Day SOFR	JPMorgan Chase Bank	100,000	USD	(100,000)	USD	3.66	1/22/2024	(337)
10 Years, January 2024 @3.67% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	3.67	1/22/2024	(639)
10 Years, January 2024 @3.69% v.1 Day SOFR	Citibank NA	200,000	USD	(200,000)	USD	3.69	1/22/2024	(574)
10 Years, January 2024 @3.74% v.1 Day SOFR	Bank of America	100,000	USD	(100,000)	USD	3.74	1/19/2024	(199)
10 Years, January 2024 @3.74% v.1 Day SOFR	Goldman Sachs Bank USA	100,000	USD	(100,000)	USD	3.74	1/19/2024	(202)
10 Years, January 2024 @3.96% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD	3.96	1/8/2024	(9)
10 Years, January 2024 @3.98% v.1 Day SOFR	Morgan Stanley	100,000	USD	(100,000)	USD	3.98	1/8/2024	(3)
10 Years, January 2024 @4.01% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	4.01	1/5/2024	(2)
10 Years, January 2024 @4.04% v.1 Day SOFR	Goldman Sachs Bank USA	200,000	USD	(200,000)	USD	4.04	1/5/2024	(1)
10 Years, January 2024 @4.12% v.1 Day SOFR	Morgan Stanley	200,000	USD	(200,000)	USD	4.12	1/4/2024	—
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(44,480)
3 Years, April 2024 @2.70% v.1 Day SOFR	Goldman Sachs Bank USA	2,800,000	USD	(2,800,000)	USD	2.70	4/2/2024	(44,480)
5 Years, January 2024 @2.86% v.6 Month EURIBOR	Goldman Sachs Bank USA	300,000	EUR	(300,000)	EUR	2.86	1/8/2024	(10)
Foreign Exchange GBP/USD	Goldman Sachs Bank USA	1,400,000	GBP	(1,400,000)	GBP	1.10	9/26/2024	(3,131)

								(94,833)

Total Written Options Contracts (Premiums Received ($85,637))								(125,584)

See Notes to Financial Statements.

1380

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Centrally Cleared Credit default swap contracts outstanding – sell protection as of December 31, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
British Telecommunications plc	1.00	Quarterly	12/20/2028	0.76	EUR 800,000	11,498	(1,249)	10,249
Ford Motor Credit Co. LLC	5.00	Quarterly	6/20/2024	0.54	USD 200,000	6,511	(2,018)	4,493
Verizon Communications, Inc.	1.00	Quarterly	6/20/2028	0.70	USD 200,000	2,717	(222)	2,495
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.74	USD 100,000	1,303	(110)	1,193

Total Centrally Cleared Credit default swap contracts outstanding						22,029	(3,599)	18,430

OTC Credit default swap contracts outstanding - sell protection as of December 31, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa	1.00	Quarterly	Bank of America	12/20/2026	1.24	USD 1,600,000	(45,030)	34,850	(10,180)
Republic of South Africa	1.00	Quarterly	Morgan Stanley	12/20/2026	1.24	USD 1,700,000	(45,860)	35,043	(10,817)

							(90,890)	69,893	(20,997)

Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2023 (Note 1):

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.55 annually	Pay	3/9/2033	EUR	500,000	3,383	4,751	8,134
6 month BBR Semi-Annual	4.50 semi-annually	Pay	9/20/2033	AUD	1,400,000	13,191	12,734	25,925
6 month EURIBOR Semi-Annual	3.00 annually	Pay	3/20/2034	EUR	5,400,000	287,851	(2,762)	285,089
6 month BBR Semi-Annual	4.50 semi-annually	Pay	3/20/2034	AUD	900,000	7,691	8,260	15,951
1 day SOFR Annual	3.50 annually	Receive	9/20/2025	USD	7,300,000	139,937	(12,560)	127,377
1 day REPO_CORRA Semi-Annual	4.75 semi-annually	Pay	7/14/2025	CAD	3,800,000	18,482	4,126	22,608
1 day TONAR Annual	0.63 annually	Receive	2/8/2052	JPY	19,000,000	22,857	1,709	24,566
1 day SOFR Annual	3.75 annually	Receive	6/21/2025	USD	11,900,000	227,717	(14,811)	212,906
1 day REPO_CORRA Semi-Annual	4.82 semi-annually	Pay	7/13/2025	CAD	1,500,000	8,776	1,673	10,449
1 day SOFR Annual	4.60 annually	Receive	7/17/2025	USD	1,700,000	3,060	(2,907)	153
1 day SOFR Annual	3.68 annually	Receive	1/3/2034	USD	100,000	—	—	—
1 day TONAR Annual	0.50 annually	Receive	3/15/2042	JPY	210,100,000	175,035	6,197	181,232
1 day SOFR Annual	2.00 annually	Receive	12/21/2032	USD	900,000	133,462	(32,013)	101,449
1 day SOFR Annual	1.75 annually	Receive	6/15/2032	USD	3,500,000	519,197	(14,308)	504,889
1 day TONAR Semi-Annual	0.75 semi-annually	Receive	12/20/2038	JPY	188,680,000	73,134	5,871	79,005
1 day TONAR Annual	0.66 annually	Receive	4/19/2042	JPY	18,000,000	11,668	469	12,137
1 day TONAR Annual	0.80 annually	Receive	6/15/2052	JPY	120,000,000	113,708	10,507	124,215
1 day SOFR Annual	2.62 annually	Receive	2/15/2048	USD	1,400,000	218,627	(4,949)	213,678
1 day TONAR Annual	0.67 annually	Receive	2/9/2052	JPY	34,000,000	38,733	3,021	41,754
1 day SOFR Annual	1.75 annually	Receive	12/21/2052	USD	5,300,000	1,714,705	(174,282)	1,540,423
1 day TONAR Annual	0.45 annually	Receive	12/15/2051	JPY	37,000,000	56,863	3,515	60,378

						3,788,077	(195,759)	3,592,318

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Floating Rate Index (1)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
6 month EURIBOR Semi-Annual	2.75 annually	Receive	3/20/2054	EUR	2,200,000	(246,148)	17,423	(228,725)
6 month EURIBOR Semi-Annual	1.00 annually	Pay	5/18/2027	EUR	2,200,000	(124,067)	8,978	(115,089)
6 month EURIBOR Semi-Annual	3.13 annually	Receive	12/4/2033	EUR	100,000	(6,119)	79	(6,040)
6 month EURIBOR Semi-Annual	2.92 annually	Receive	12/13/2028	EUR	300,000	(6,416)	(749)	(7,165)
6 month EURIBOR Semi-Annual	3.26 annually	Receive	11/22/2028	EUR	100,000	(3,729)	(241)	(3,970)
6 month EURIBOR Semi-Annual	2.89 annually	Receive	12/22/2033	EUR	200,000	—	(7,638)	(7,638)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Receive	12/20/2033	CAD	700,000	(27,390)	(2,845)	(30,235)
1 day REPO_CORRA Semi-Annual	3.75 semi-annually	Pay	9/20/2025	CAD	11,400,000	(78,968)	12,690	(66,278)
1 day SOFR Annual	3.95 annually	Receive	12/19/2033	USD	200,000	(6,867)	(1,190)	(8,057)
1 day REPO_CORRA Semi-Annual	4.00 semi-annually	Pay	6/21/2025	CAD	18,000,000	(115,915)	82,960	(32,955)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	300,000	(8,263)	34	(8,229)
1 day REPO_CORRA Semi-Annual	3.50 semi-annually	Receive	6/1/2032	CAD	1,900,000	(43,963)	(8,152)	(52,115)
1 day SOFR Annual	4.25 annually	Receive	11/22/2033	USD	200,000	(11,585)	(1,260)	(12,845)
1 day SOFR At Termination	3.65 at termination	Pay	11/22/2024	USD	2,500,000	(31,878)	4,508	(27,370)
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	(3,271)	(3,271)
1 day SOFR Annual	3.85 annually	Receive	12/29/2033	USD	100,000	—	(3,271)	(3,271)

						(711,308)	98,055	(613,253)

Total Centrally Cleared Interest rate swap contracts outstanding						3,076,769	(97,704)	2,979,065

(1)	Value of floating rate index at December 31, 2023 was as follows:

Floating Rate Index	Value
1 day REPO_CORRA CAD	1.07%
1 day SOFR USD	5.38%
1 day TONAR JPY	(0.04)%
6 month BBR AUD	4.45%
6 month EURIBOR EUR	3.86%

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$35,529,657	$—	$35,529,657
Centrally Cleared Interest Rate Swaps	—	189,505	—	189,505
Collateralized Mortgage Obligations	—	10,722,981	—	10,722,981
Commercial Mortgage-Backed Securities	—	18,766,651	—	18,766,651
Corporate Bonds
Communication Services	—	1,248,431	—	1,248,431
Consumer Discretionary	—	4,252,700	—	4,252,700

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Consumer Staples	$—	$321,319	$—	$321,319
Energy	—	1,416,857	—	1,416,857
Financials	—	33,556,629	—	33,556,629
Industrials	—	999,726	—	999,726
Information Technology	—	2,606,436	—	2,606,436
Real Estate	—	11,971,632	—	11,971,632
Utilities	—	13,681,832	—	13,681,832
Foreign Government Securities	—	3,641,367	—	3,641,367
Forward Currency Contracts	—	174,866	—	174,866
Futures	32,375	—	—	32,375
Mortgage-Backed Securities	—	128,110,048	—	128,110,048
Municipal Bonds	—	2,687,877	—	2,687,877
Options Purchased
Call Options Purchased	—	1,207	—	1,207
Put Options Purchased	—	112,657	—	112,657
OTC Credit Default Swaps	—	69,893	—	69,893
Short-Term Investments
Commercial Paper	—	1,190,876	—	1,190,876
Foreign Government Treasury Bills	—	415,234	—	415,234
Investment Companies	2,430,070	—	—	2,430,070
U.S. Treasury Obligation	—	1,977,191	—	1,977,191
Supranational	—	491,002	—	491,002
U.S. Treasury Obligations	—	60,717,878	—	60,717,878

Total Assets	$2,462,445	$334,854,452	$—	$337,316,897

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(3,599)	$—	$(3,599)
Centrally Cleared Interest Rate Swaps	—	(287,209)	—	(287,209)
Forward Currency Contracts	—	(215,247)	—	(215,247)
Futures	(1,246,178)	—	—	(1,246,178)
Mortgage-Backed Securities	—	(2,650,813)	—	(2,650,813)
Options Written
Call Options Written	—	(30,751)	—	(30,751)
Put Options Written	—	(94,833)	—	(94,833)

Total Liabilities	$(1,246,178)	$(3,282,452)	$—	$(4,528,630)

Total	$1,216,267	$331,572,000	$—	$332,788,267

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$328,309	*,**
Foreign exchange contracts	Receivables	182,301
Equity contracts	Receivables	69,893

Total		$580,503

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(1,655,840	)*,**
Foreign exchange contracts	Payables	(218,378)
Credit contracts	Payables, Net assets – Unrealized depreciation	(3,599	)**

Total		$(1,877,817)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.
**

Includes cumulative appreciation/depreciation of centrally cleared swap contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (1)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(11,576)	$322,834	$1,525,979	$—	$(221,949)	$1,615,288
Foreign exchange contracts	—	—	—	(898,812)	—	(898,812)
Credit contracts	—	—	—	—	115,285	115,285

Total	$(11,576)	$322,834	$1,525,979	$(898,812)	$(106,664)	$831,761

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased (2)	Options Written	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$54,957	$175,782	$(2,185,975)	$—	$659,817	$(1,295,419)
Foreign exchange contracts	(15,658)	11,218	—	518,336	—	513,896
Credit contracts	—	—	—	—	93,280	93,280

Total	$39,299	$187,000	$(2,185,975)	$518,336	$753,097	$(688,243)

(1)	Included in Realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts, option contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$25,906,000
Average notional value of contracts — short	39,127,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$9,716,000
Average settlement value sold — in USD	18,402,000

Options
Average value of option contracts purchased	$15,000
Average value of option contracts written	166,000
Average notional value of swaption contracts purchased	142,000
Average notional value of swaption contracts written	274,000

See Notes to Financial Statements.

1384

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Average Balances of Outstanding Derivative Financial Instruments (continued)
Credit default swaps
Average notional value — sell protection	$4,666,000

Interest rate swaps
Average notional value — pays fixed rate	$7,271,000
Average notional value — receives fixed rate	12,764,000

Overnight index swaps
Average notional value — pays fixed rate	$27,637,000
Average notional value — pays floating rate	22,532,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$94,615	$(2,412)	$(60,000)	$32,203
Barclays Bank plc	2,545	(2,545)	—	—
Citibank NA	591	(591)	—	—
Goldman Sachs Bank USA	15,601	(15,601)	—	—
HSBC Bank plc	68,745	(2,569)	—	66,176
JPMorgan Chase Bank	36,261	(19,400)	—	16,861
Morgan Stanley	140,265	(98,184)	—	42,081

Total	$358,623	$(141,302)	$(60,000)	$157,321

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$2,412	$(2,412)	$—	$—
Barclays Bank plc	61,468	(2,545)	—	58,923
Citibank NA	14,664	(591)	—	14,073
Goldman Sachs Bank USA	142,134	(15,601)	—	126,533
HSBC Bank plc	2,569	(2,569)	—	—
JPMorgan Chase Bank	19,400	(19,400)	—	—
Morgan Stanley	98,184	(98,184)	—	—

Total	$340,831	$(141,302)	$—	$199,529

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 304 days during the year ended December 31, 2023, was approximately $7,227,000 at a weighted average interest rate of 5.01%. There were no open sale-buyback transactions as of December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,138,339,021
Long-term U.S. government debt securities	19,997,369

$1,158,336,390

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,125,785,528
Long-term U.S. government debt securities	32,059,897

$1,157,845,425

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,757,352
Aggregate gross unrealized depreciation	(26,904,843)

Net unrealized depreciation	$(23,147,491)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$358,943,666

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $352,554,082)	$336,850,258
Cash	2,355,140
Foreign cash (Cost $530,820)	536,733
Cash held as collateral at broker for swaps	524,000
Receivable for forward settling transactions	116,458,441
Dividends, interest and other receivables	1,622,418
Variation Margin on Centrally Cleared Swaps	265,284
Unrealized appreciation on forward foreign currency contracts	174,866
Due from broker for futures variation margin	123,236
Receivable for Portfolio shares sold	52,509
Receivable for securities sold	48,793
Securities lending income receivable	788
Other assets	4,314

Total assets	459,016,780

LIABILITIES
Payable for forward settling transactions	188,035,410
Payable for return of cash collateral on forward settling transactions	4,102,000
Securities sold short (Proceeds received $2,625,000)	2,650,813
Payable for return of collateral on securities loaned	2,430,070
Payable for Portfolio shares repurchased	233,037
Unrealized depreciation on forward foreign currency contracts	215,247
Options written, at value (Premiums received $85,637)	125,584
Payable for return of cash collateral on forward foreign currency contracts	60,000
Distribution fees payable – Class IB	54,707
Investment management fees payable	50,321
Market value on OTC swap contracts (Premiums received $90,890)	20,997
Administrative fees payable	20,555
Payable for securities purchased	20
Accrued expenses	92,420

Total liabilities	198,091,181

Commitments and contingent liabilities^
NET ASSETS	$260,925,599

Net assets were comprised of:
Paid in capital	$299,207,248
Total distributable earnings (loss)	(38,281,649)

Net assets	$260,925,599

Class IB
Net asset value, offering and redemption price per share, $260,925,599 / 27,863,079 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.36

(x)	Includes value of securities on loan of $2,377,030.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$11,775,022
Securities lending (net)	10,004

Total income	11,785,026

EXPENSES
Investment management fees	1,283,963
Distribution fees – Class IB	641,981
Interest expense	301,832
Administrative fees	240,426
Professional fees	97,154
Custodian fees	89,700
Printing and mailing expenses	34,228
Trustees’ fees	9,251
Miscellaneous	49,645

Gross expenses	2,748,180
Less: Waiver from investment manager	(520,250)

Net expenses	2,227,930

NET INVESTMENT INCOME (LOSS)	9,557,096

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,124,027)
Futures contracts	1,525,979
Forward foreign currency contracts	(898,812)
Foreign currency transactions	78,593
Swaps	(106,664)
Options written	322,834
Securities sold short	(579,537)

Net realized gain (loss)	(781,634)

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,152,336
Futures contracts	(2,185,975)
Forward foreign currency contracts	518,336
Foreign currency translations	(77,203)
Options written	187,000
Securities sold short	(25,813)
Swaps	753,097

Net change in unrealized appreciation (depreciation)	5,321,778

NET REALIZED AND UNREALIZED GAIN (LOSS)	4,540,144

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,097,240

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$9,557,096	$6,635,957
Net realized gain (loss)	(781,634)	(14,636,439)
Net change in unrealized appreciation (depreciation)	5,321,778	(36,652,912)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,097,240	(44,653,394)

Distributions to shareholders:
Class IB	(6,812,332)	(8,761,714)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 2,764,411 and 2,394,926 shares, respectively ]	25,478,754	23,709,519
Capital shares issued in reinvestment of dividends [ 733,295 and 946,663 shares, respectively ]	6,812,332	8,761,714
Capital shares repurchased [ (4,238,938) and (4,505,267) shares , respectively]	(39,030,079)	(44,467,808)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,738,993)	(11,996,575)

TOTAL INCREASE (DECREASE) IN NET ASSETS	545,915	(65,411,683)
NET ASSETS:
Beginning of year	260,379,684	325,791,367

End of year	$260,925,599	$260,379,684

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$9.10		$10.94		$11.33		$11.00		$10.57

Income (loss) from investment operations:
Net investment income (loss) (e)	0.34		0.23		0.16		0.20		0.29
Net realized and unrealized gain (loss)	0.17		(1.75)		(0.33)		0.74		0.63

Total from investment operations	0.51		(1.52)		(0.17)		0.94		0.92

Less distributions:
Dividends from net investment income	(0.25)		(0.32)		(0.19)		(0.21)		(0.22)
Distributions from net realized gains	—		—		(0.03)		(0.40)		(0.27)

Total dividends and distributions	(0.25)		(0.32)		(0.22)		(0.61)		(0.49)

Net asset value, end of year	$9.36		$9.10		$10.94		$11.33		$11.00

Total return	5.63%		(13.99)%		(1.44)%		8.58%		8.68%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$260,926		$260,380		$325,791		$334,175		$293,239
Ratio of expenses to average net assets:
After waivers (f)	0.87	%(g)(j)	0.77	%(g)(k)	0.75	%(m)	0.75	%(m)	1.30	%(g)(n)
Before waivers (f)	1.07%		0.96	%(g)	0.92%		0.93%		1.51	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.72%		2.34%		1.47%		1.69%		2.62%
Before waivers (f)	3.52%		2.15%		1.30%		1.51%		2.41%
Portfolio turnover rate^	364%		364%		307%		515%		430%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.12%, 0.02% and 0.64% for the years ended December 31, 2023, 2022 and 2019 respectively
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.87% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.77% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.75% for Class IB.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.30% for Class IB.

See Notes to Financial Statements.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	5.68%	1.64%	1.26%
Portfolio – Class IB Shares	5.56	1.61	1.25
Portfolio – Class K Shares	5.94	1.89	1.51
ICE BofA 3-Month U.S. Treasury Bill Index	5.04	1.89	1.26

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 5.56% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.04% over the same period.

Portfolio Highlights

What helped performance during the year:

•	U.S. duration positioning

•	Select holdings of securitized credit

•	Holdings of investment grade corporate credit

•	U.S. interest rate strategies, which were a net contributor for the year, were partially facilitated through the use of futures.

What hurt performance during the year:

•	There were no significant detractors over the period

Portfolio Positioning and Outlook — PIMCO

•

Duration positioning: At year end we were underweight headline duration, given current valuations and the potential for further uncertainty in U.S. rates. We are conservative on our duration positioning, focusing on reducing interest rate sensitivity.

•

Securitized positioning: We continue to favor select high quality securitized credit, such as senior agency-backed securities (ABS), commercial mortgage-backed securities (CMBS), collateralized loan obligations (CLO), and select non-Agency mortgage-backed securities (MBS). We continue to prefer defensive CLO bonds, focusing on smaller reinvestment windows and shorter average life. Senior tranche, AAA rated ABS provide an attractive source of yield and display resilient cash flows.

•

Credit Selection: We trimmed corporate credit exposure, given less attractive risk/reward dynamics and an uncertain economic outlook. We continue to have a high-quality bias and a bias toward high quality names in the Financial sector. We are emphasizing selection and relative value, remaining cautious on generic credit.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	1.61
Weighted Average Coupon (%)	4.39
Weighted Average Effective Duration (Years)*	0.09
Weighted Average Rating**	AA3

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
Asset-Backed Securities	30.1%
Financials	18.6
Collateralized Mortgage Obligations	11.7
U.S. Government Agency Securities	9.4
Commercial Mortgage-Backed Securities	4.3
Utilities	3.3
Health Care	2.6
Industrials	2.5
Information Technology	2.1
Consumer Discretionary	2.0
Consumer Staples	1.9
Communication Services	1.6
Materials	1.3
Real Estate	1.0
Mortgage-Backed Securities	0.9
U.S. Treasury Obligation	0.6
Energy	0.5
Investment Companies	0.4
Cash and Other	5.2

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,030.00	$4.95
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.33	4.93
Class IB
Actual	1,000.00	1,029.90	4.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.40	4.86
Class K
Actual	1,000.00	1,031.40	3.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.64	3.60

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.97%, 0.95% and 0.71%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (30.1%)
Ally Auto Receivables Trust,
Series 2023-1 A2 5.760%, 11/15/26	$4,100,000	$4,105,053
ARI Fleet Lease Trust,
Series 2023-B A1 5.924%, 10/15/24§	2,785,660	2,790,549
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-2A A 3.350%, 9/22/25§	4,188,000	4,134,340
Series 2019-3A A 2.360%, 3/20/26§	3,000,000	2,906,125
BA Credit Card Trust,
Series 2021-A1 A1 0.440%, 9/15/26	3,000,000	2,957,732
Series 2022-A2 A2 5.000%, 4/15/28	2,800,000	2,814,173
Bank of America Auto Trust,
Series 2023-1A A2 5.830%, 5/15/26§	5,000,000	5,006,732
Series 2023-2A A2 5.850%, 8/17/26§	7,000,000	7,041,434
BMW Vehicle Lease Trust,
Series 2023-1 A2 5.270%, 2/25/25	2,076,698	2,075,163
Series 2023-2 A2 5.950%, 8/25/25	6,000,000	6,014,113
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5 6.056%, 7/15/27 (l)	4,300,000	4,308,801
Capital One Prime Auto Receivables Trust,
Series 2022-2 A2B 5.988%, 9/15/25 (l)	1,740,336	1,740,176
Series 2023-2 A2B 5.928%, 10/15/26 (l)	4,200,000	4,201,681
CarMax Auto Owner Trust,
Series 2022-4 A2B 6.238%, 12/15/25 (l)	3,522,491	3,525,084
Series 2023-2 A2B 6.188%, 6/15/26 (l)	3,562,801	3,564,239
Series 2023-4 A2B 6.138%, 12/15/26 (l)	5,000,000	5,014,683
Carvana Auto Receivables Trust,
Series 2023-P4 A2 6.230%, 1/11/27§	4,000,000	4,010,830
Chase Auto Owner Trust,
Series 2023-AA A2 5.900%, 3/25/27§	6,000,000	6,031,057
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 6.091%, 4/22/26 (l)	4,000,000	4,004,076
Series 2017-A6 A6 6.249%, 5/14/29 (l)	4,000,000	4,016,534
Citigroup Mortgage Loan Trust,
Series 2007-AMC2 A3A 5.550%, 1/25/37 (l)	30,444	20,451
Citizens Auto Receivables Trust,
Series 2023-2 A2A 6.090%, 10/15/26§	2,300,000	2,308,216
CNH Equipment Trust,
Series 2023-B A2 5.900%, 2/16/27	4,000,000	4,024,858
Daimler Trucks Retail Trust,
Series 2023-1 A2 6.030%, 9/15/25	2,200,000	2,204,236
Dell Equipment Finance Trust,
Series 2023-2 A2 5.840%, 1/22/29§	4,100,000	4,109,259
Series 2023-3 A2 6.100%, 4/23/29§	4,000,000	4,025,822
DLLAA LLC,
Series 2023-1A A1 5.631%, 8/20/24§	948,876	949,178
Edsouth Indenture No. 3 LLC,
Series 2012-2 A 6.182%, 4/25/39 (l)§	169,552	169,236
Enterprise Fleet Financing LLC,
Series 2022-1 A2 3.030%, 1/20/28§	2,048,186	2,008,821
FirstKey Homes Trust,
Series 2020-SFR2 A 1.266%, 10/19/37§	5,191,578	4,802,634
Ford Credit Auto Lease Trust,
Series 2023-B A2B 5.928%, 2/15/26 (l)	4,700,000	4,699,969
GM Financial Automobile Leasing Trust,
Series 2023-1 A2A 5.270%, 6/20/25	3,535,203	3,534,191
GM Financial Consumer Automobile Receivables Trust,
Series 2023-2 A2A 5.100%, 5/18/26	3,259,987	3,253,015
Series 2023-4 A2B 5.868%, 11/16/26 (l)	2,200,000	2,199,988
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR2 6.762%, 10/29/29 (l)§	3,993,290	3,993,553
GSAA Home Equity Trust,
Series 2007-6 A4 6.070%, 5/25/47 (l)	74,139	47,546
Harley-Davidson Motorcycle Trust,
Series 2023-A A2A 5.320%, 6/15/26	3,863,863	3,859,420
Hertz Vehicle Financing III LLC,
Series 2022-1A A 1.990%, 6/25/26§	2,000,000	1,909,133
Series 2023-1A A 5.490%, 6/25/27§	2,900,000	2,900,899
Hyundai Auto Lease Securitization Trust,
Series 2021-C A3 0.380%, 9/16/24§	463,664	462,642
Series 2023-A A2B 5.978%, 4/15/25 (l)§	2,094,228	2,094,833
Series 2023-C A2B 5.938%, 3/16/26 (l)§	2,500,000	2,501,092
Hyundai Auto Receivables Trust,
Series 2023-A A2A 5.190%, 12/15/25	2,424,691	2,421,237
Series 2023-C A2B 5.968%, 1/15/27 (l)	6,000,000	6,013,543

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Kubota Credit Owner Trust,
Series 2023-1A A2 5.400%, 2/17/26§	$3,759,397	$3,757,333
LAD Auto Receivables Trust,
Series 2023-2A A2 5.930%, 6/15/27§	1,608,325	1,608,253
Series 2023-3A A2 6.090%, 6/15/26§	880,645	881,547
LCCM Trust,
Series 2021-FL2 A 6.676%, 12/13/38 (l)§	11,940,237	11,830,660
LL ABS Trust,
Series 2021-1A A 1.070%, 5/15/29§	42,376	41,909
Massachusetts Educational Financing Authority,
Series 2008-1 A1 6.590%, 4/25/38 (l)	48,841	47,862
Navient Private Education Refi Loan Trust,
Series 2020-DA A 1.690%, 5/15/69§	1,028,528	931,466
Series 2020-GA A 1.170%, 9/16/69§	828,302	738,624
Series 2020-IA A1B 6.476%, 4/15/69 (l)§	2,847,634	2,816,907
Series 2021-FA A 1.110%, 2/18/70§	8,142,192	6,870,972
Navient Student Loan Trust,
Series 2017-5A A 6.252%, 7/26/66 (l)§	2,087,687	2,080,514
Series 2023-BA A1B 7.038%, 3/15/72 (l)§	1,539,060	1,539,046
Nelnet Student Loan Trust,
Series 2005-3 A5 5.734%, 12/24/35 (l)	1,327,594	1,307,795
Series 2013-5A A 6.082%, 1/25/37 (l)§	717,774	707,834
Series 2016-1A A 6.252%, 9/25/65 (l)§	3,294,029	3,271,264
Series 2019-2A A 6.352%, 6/27/67 (l)§	668,974	660,961
Nissan Auto Lease Trust,
Series 2023-A A2A 5.100%, 3/17/25	2,904,729	2,900,694
Nissan Auto Receivables Owner Trust,
Series 2023-A A2B 5.988%, 2/17/26 (l)	6,104,354	6,110,007
Series 2023-B A2B 5.898%, 5/15/26 (l)	2,000,000	2,002,276
Northstar Education Finance, Inc.,
Series 2012-1 A 6.152%, 12/26/31 (l)§	108,996	107,056
PHEAA Student Loan Trust,
Series 2016-2A A 6.402%, 11/25/65 (l)§	1,199,675	1,199,674
PRET LLC,
Series 2021-NPL3 A1 1.868%, 7/25/51 (e)§	5,255,199	4,949,591
Series 2021-NPL6 A1 2.487%, 7/25/51 (e)§	1,638,966	1,572,414
Pretium Mortgage Credit Partners LLC,
Series 2021-RN1 A1 1.992%, 2/25/61 (e)§	1,017,178	961,380
SBNA Auto Lease Trust,
Series 2023-A A2 6.270%, 4/20/26§	4,000,000	4,022,979
SLM Student Loan Trust,
Series 2004-10 A7B 6.196%, 10/25/29 (l)§	424,491	424,094
Series 2005-7 A4 5.746%, 10/25/29 (l)	94,926	94,777
Series 2010-1 A 5.852%, 3/25/25 (l)	1,411,960	1,364,054
Series 2012-3 A 6.102%, 12/27/38 (l)	3,891,397	3,863,731
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	741,283	723,927
Series 2020-PTA A2A 1.600%, 9/15/54§	1,003,049	906,155
Tesla Auto Lease Trust,
Series 2023-A A2 5.860%, 8/20/25§	4,000,000	4,010,012
Series 2023-B A2 6.020%, 9/22/25§	2,500,000	2,514,075
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	5,600,000	5,317,298
Toyota Auto Receivables Owner Trust,
Series 2022-C A2B 5.908%, 8/15/25 (l)	977,175	977,364
Series 2023-A A2 5.050%, 1/15/26	2,772,386	2,767,079
Toyota Lease Owner Trust,
Series 2023-B A2B 5.888%, 4/20/26 (l)§	3,500,000	3,499,975
United States Small Business Administration,
Series 2004-20C 1 4.340%, 3/1/24	466	464
Series 2005-20B 1 4.625%, 2/1/25	2,224	2,197
Series 2008-20G 1 5.870%, 7/1/28	237,909	240,191
Series 2008-20H 1 6.020%, 8/1/28	247,992	249,395
Volkswagen Auto Lease Trust,
Series 2023-A A2B 5.908%, 1/20/26 (l)	2,500,000	2,499,982
Volkswagen Auto Loan Enhanced Trust,
Series 2023-2 A2A 5.720%, 3/22/27	800,000	805,038
World Omni Auto Receivables Trust,
Series 2023-A A2A 5.180%, 7/15/26	2,803,958	2,798,808

Total Asset-Backed Securities		240,753,981

Collateralized Mortgage Obligations (11.7%)
Alternative Loan Trust,
Series 2005-61 2A1 5.750%, 12/25/35 (l)	5,074	4,454
Series 2005-62 2A1 6.012%, 12/25/35 (l)	21,142	17,426
Series 2006-OA22 A1 5.790%, 2/25/47 (l)	96,518	89,494

See Notes to Financial Statements.

1393

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series 2007-OA7 A1A 5.830%, 5/25/47 (l)	$22,446	$18,980
American Home Mortgage Assets Trust,
Series 2006-1 2A1 5.660%, 5/25/46 (l)	1,209,716	993,561
Arroyo Mortgage Trust,
Series 2021-1R A1 1.175%, 10/25/48 (l)§	594,378	485,679
BCAP LLC Trust,
Series 2006-AA2 A1 5.810%, 1/25/37 (l)	128,337	118,657
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.730%, 9/25/35 (l)	296,155	173,896
Bear Stearns ARM Trust,
Series 2002-11 1A2 3.250%, 2/25/33 (l)	574	428
Series 2003-3 3A2 4.983%, 5/25/33 (l)	7,638	7,183
Series 2003-8 2A1 5.652%, 1/25/34 (l)	533	504
Series 2003-8 4A1 5.820%, 1/25/34 (l)	2,211	2,167
Series 2004-10 15A1 6.239%, 1/25/35 (l)	9,115	8,873
Series 2004-10 21A1 5.052%, 1/25/35 (l)	184,499	166,696
Series 2007-3 1A1 3.877%, 5/25/47 (l)	568,870	507,594
CHL Mortgage Pass-Through Trust,
Series 2005-25 A11 5.500%, 11/25/35	54,518	27,422
Series 2005-3 1A2 6.050%, 4/25/35 (l)	38,782	35,289
Citigroup Mortgage Loan Trust,
Series 2005-11 A1A 6.980%, 5/25/35 (l)	672	657
Series 2005-11 A2A 7.780%, 10/25/35 (l)	28,333	27,477
Series 2005-12 2A1 6.270%, 8/25/35 (l)§	62,761	60,230
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6 A1 7.198%, 9/25/35 (l)	2,042	2,035
Series 2005-6 A2 5.972%, 9/25/35 (l)	5,497	5,419
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-P1A A 6.050%, 3/25/32 (l)§	206	191
CSMC Trust,
Series 2019-RP10 A1 3.090%, 12/26/59 (l)§	639,523	639,058
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-AR2 7A1 3.355%, 10/25/35 (l)	1	—
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB4 A1B1 5.570%, 10/25/36 (l)	394	313
FHLMC,
Series 2142 Z 6.500%, 4/15/29	827	829
Series 2411 FJ 5.803%, 12/15/29 (l)	251	250
Series 3222 FN 5.853%, 9/15/36 (l)	7,379	7,287
Series 3241 FM 5.833%, 11/15/36 (l)	3,958	3,904
Series 3245 NF 5.933%, 11/15/36 (l)	135,677	133,144
Series 330 F4 5.600%, 10/15/37 STRIPS (l)	1,681,910	1,657,620
Series 343 F4 5.784%, 10/15/37 STRIPS (l)	479,299	471,228
Series 3807 FM 5.953%, 2/15/41 (l)	153,047	151,430
Series 3850 FC 5.873%, 4/15/41 (l)	126,246	124,517
Series 3898 TF 5.953%, 7/15/39 (l)	10,719	10,560
Series 3927 FH 5.903%, 9/15/41 (l)	134,326	131,780
Series 4283 JF 5.853%, 12/15/43 (l)	1,236,088	1,210,542
Series 4367 GF 5.138%, 3/15/37 (l)	1,192,403	1,174,015
Series 4615 AF 5.333%, 10/15/38 (l)	434,150	429,977
Series 4678 AF 5.130%, 12/15/42 (l)	1,814,997	1,805,673
Series 4774 BF 5.753%, 2/15/48 (l)	1,744,491	1,681,988
Series 4779 WF 5.197%, 7/15/44 (l)	1,862,039	1,815,768
Series 4875 F 5.903%, 4/15/49 (l)	1,120,328	1,090,950
Series 4906 WF 4.895%, 12/15/38 (l)	805,001	789,936
Series 4913 FC 5.142%, 6/15/44 (l)	1,428,398	1,417,904
Series 4948 E 2.500%, 10/25/48	420,069	373,396
Series 5115 EM 1.000%, 9/15/44	5,474,419	4,687,458
FHLMC Structured Pass-Through Certificates,
Series T-57 1A1 6.500%, 7/25/43	1,993	2,063
Series T-62 1A1 6.212%, 10/25/44 (l)	101,725	92,368
Series T-63 1A1 6.212%, 2/25/45 (l)	130,646	121,913
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1 6.982%, 6/25/34 (l)	15,677	14,600
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1 5.464%, 8/25/35 (l)	20,300	14,171
FNMA,
Series 2003-W8 3F2 5.802%, 5/25/42 (l)	7,038	7,028
Series 2005-38 F 5.752%, 5/25/35 (l)	10,750	10,635

See Notes to Financial Statements.

1394

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series 2006-118 A2 5.503%, 12/25/36 (l)	$44,458	$43,293
Series 2006-5 3A2 5.260%, 5/25/35 (l)	18,638	18,915
Series 2007-109 GF 6.132%, 12/25/37 (l)	325,744	323,928
Series 2007-84 FN 5.952%, 8/25/37 (l)	116,832	115,684
Series 2010-74 AF 5.992%, 7/25/37 (l)	102,575	101,939
Series 2014-42 FA 5.355%, 7/25/44 (l)	487,110	477,772
Series 2014-86 PA 2.000%, 12/25/44	193,980	171,387
Series 2015-64 KF 5.372%, 9/25/45 (l)	1,777,734	1,745,160
Series 2016-11 AF 5.398%, 3/25/46 (l)	1,447,972	1,436,217
Series 2016-84 DF 5.429%, 11/25/46 (l)	399,094	390,247
Series 2016-97 CF 5.416%, 12/25/56 (l)	921,048	899,709
Series 2017-108 AF 5.752%, 1/25/48 (l)	830,823	810,119
Series 2019-41 FD 5.952%, 8/25/59 (l)	771,845	754,475
Series 2019-53 FA 5.322%, 9/25/49 (l)	1,695,986	1,649,152
Series 2019-60 WF 5.372%, 10/25/59 (l)	875,197	866,328
Series 2020-22 FA 5.852%, 4/25/50 (l)	3,431,308	3,326,845
GCAT Trust,
Series 2021-NQM3 A1 1.091%, 5/25/66 (l)§	1,272,898	1,046,848
GNMA,
Series 2012-H08 FC 6.007%, 4/20/62 (l)	486,901	485,101
Series 2012-H12 FA 5.987%, 4/20/62 (l)	547,572	545,441
Series 2012-H12 FB 6.487%, 2/20/62 (l)	593,116	595,023
Series 2013-H13 FT 5.860%, 5/20/63 (l)	279,973	279,077
Series 2015-H04 FA 6.087%, 12/20/64 (l)	852,408	845,703
Series 2015-H32 FA 6.187%, 12/20/65 (l)	1,941,258	1,927,987
Series 2016-H14 FA 6.237%, 6/20/66 (l)	1,568,899	1,561,712
Series 2016-H17 FK 6.287%, 7/20/66 (l)	380,563	378,733
Series 2016-H20 PT 6.391%, 9/20/66 (l)	1,877,287	1,921,660
Series 2017-H07 FG 5.897%, 2/20/67 (l)	2,887,541	2,872,772
Series 2018-H18 FC 5.787%, 8/20/65 (l)	893,295	887,959
Series 2019-54 KF 5.877%, 5/20/44 (l)	1,295,243	1,241,485
Series 2019-90 F 5.922%, 7/20/49 (l)	1,323,485	1,289,256
Series 2020-17 EU 2.500%, 10/20/49	225,099	199,661
Series 2020-63 PF 5.872%, 4/20/50 (l)	4,813,551	4,621,853
Series 2021-122 FA 3.000%, 7/20/51 (l)	11,413,722	9,757,829
Series 2021-H09 FG 6.838%, 6/20/71 (l)	1,302,337	1,300,832
Series 2023-H26 DF 5.638%, 9/20/73 (l)	7,822,434	7,742,403
GreenPoint Mortgage Funding Trust,
Series 2005-AR5 1A1 6.010%, 11/25/45 (l)	5,826	5,096
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-RPL1 A1 1.750%, 12/25/60 (l)§	4,419,779	4,045,113
GS Mortgage-Backed Securities Trust,
Series 2021-GR2 A9 5.000%, 2/25/52 (l)§	2,058,812	1,896,881
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.836%, 9/25/35 (l)	6,857	6,413
HarborView Mortgage Loan Trust,
Series 2005-2 2A1A 5.910%, 5/19/35 (l)	4,561	4,117
Series 2006-1 2A1A 5.950%, 3/19/36 (l)	37,654	34,519
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR11 2A 4.699%, 12/25/34 (l)	19,906	18,821
Series 2006-AR14 1A1A 0.346%, 11/25/46 (l)(r)	1,803	—
JP Morgan Mortgage Trust,
Series 2021-12 A11 5.000%, 2/25/52 (l)§	790,051	728,229
Legacy Mortgage Asset Trust,
Series 2021-SL2 A 1.875%, 10/25/68 (e)§	695,528	657,102
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7 5.386%, 11/21/34 (l)	7,572	7,086
MASTR Alternative Loan Trust,
Series 2003-5 6A1 6.000%, 8/25/33	139,594	135,409
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
Series 2001-TBC1 A1 6.176%, 11/15/31 (l)	3,370	3,180
Merrill Lynch Mortgage Investors Trust,
Series 2005-3 5A 5.970%, 11/25/35 (l)	11,240	10,463
MFA Trust,
Series 2020-NQM2 A1 1.381%, 4/25/65 (l)§	797,550	735,077
Mill City Mortgage Loan Trust,
Series 2017-2 A1 2.750%, 7/25/59 (l)§	13,505	13,447
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1 5.916%, 12/15/30 (l)	1,232	1,157

See Notes to Financial Statements.

1395

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
New Residential Mortgage Loan Trust,
Series 2021-NQ2R A1 0.941%, 10/25/58 (l)§	$1,101,444	$1,002,286
RALI Trust,
Series 2005-QO1 A1 5.770%, 8/25/35 (l)	7,376	5,503
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 5.810%, 6/25/35 (l)§	6,881	6,430
Sequoia Mortgage Trust,
Series 10 2A1 6.232%, 10/20/27 (l)	374	357
Series 2003-4 2A1 6.172%, 7/20/33 (l)	218,052	197,830
Series 2005-2 A2 6.369%, 3/20/35 (l)	106,587	98,209
Starwood Mortgage Residential Trust,
Series 2020-3 A1 1.486%, 4/25/65 (l)§	342,471	318,153
Series 2021-2 A1 0.943%, 5/25/65 (l)§	2,777,864	2,506,667
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2 6.478%, 2/25/34 (l)	8,189	7,704
Series 2004-19 2A1 6.412%, 1/25/35 (l)	7,670	6,512
Series 2005-17 3A1 4.672%, 8/25/35 (l)	20,525	17,518
Structured Asset Mortgage Investments II Trust,
Series 2004-AR5 1A1 6.130%, 10/19/34 (l)	8,650	8,022
Series 2005-AR5 A1 5.970%, 7/19/35 (l)	18,176	16,241
Series 2005-AR5 A2 5.970%, 7/19/35 (l)	15,056	14,342
Series 2006-AR4 2A1 5.850%, 6/25/36 (l)	3,997	3,851
Series 2006-AR5 1A1 5.890%, 5/25/36 (l)	275,063	183,686
Towd Point Mortgage Trust,
Series 2018-3 A1 3.750%, 5/25/58 (l)§	875,097	845,267
Series 2019-HY2 A1 6.470%, 5/25/58 (l)§	484,206	492,022
Series 2019-HY3 A1A 6.470%, 10/25/59 (l)§	531,816	534,605
Series 2020-1 A1 2.710%, 1/25/60 (l)§	1,839,289	1,722,381
Series 2021-SJ2 A1A 2.250%, 12/25/61 (l)§	566,335	532,510
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67 (e)§	349,035	348,698
Series 2023-5 A1 6.476%, 6/25/68 (e)§	911,826	920,531
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A 6.212%, 11/25/42 (l)	906	831
Series 2002-AR2 A 4.335%, 2/27/34 (l)	548	511
Series 2003-AR1 A5 4.009%, 3/25/33 (l)	74,232	70,060
Series 2004-AR1 A 4.379%, 3/25/34 (l)	128,684	126,090
Series 2005-AR13 A1A1 6.050%, 10/25/45 (l)	20,103	19,038
Series 2005-AR15 A1A1 5.990%, 11/25/45 (l)	8,152	7,381
Series 2006-AR15 2A 6.512%, 11/25/46 (l)	9,189	8,064
Series 2006-AR3 A1A 6.012%, 2/25/46 (l)	11,774	10,280
Series 2006-AR7 3A 6.060%, 7/25/46 (l)	48,494	39,714

Total Collateralized Mortgage Obligations		93,832,526

Commercial Mortgage-Backed Securities (4.3%)
280 Park Avenue Mortgage Trust,
Series 2017-280P A 6.542%, 9/15/34 (l)§	1,000,000	957,497
BAMLL Commercial Mortgage Securities Trust,
Series 2019-AHT A 6.609%, 3/15/34 (l)§	1,300,000	1,276,436
BCP Trust,
Series 2021-330N A 6.275%, 6/15/38 (l)§	4,500,000	4,039,168
Beast Mortgage Trust,
Series 2021-1818 A 6.526%, 3/15/36 (l)§	2,500,000	2,039,129
BWAY Mortgage Trust,
Series 2021-1450 A 6.726%, 9/15/36 (l)§	2,500,000	2,208,493
CFCRE Commercial Mortgage Trust,
Series 2017-C8 ASB 3.367%, 6/15/50	2,281,020	2,224,023
Citigroup Commercial Mortgage Trust,
Series 2016-C2 AAB 2.710%, 8/10/49	1,093,669	1,063,478
CSMC Trust,
Series 2017-CHOP A 6.194%, 7/15/32 (l)§	3,543,501	3,425,419
DBCG Mortgage Trust,
Series 2017-BBG A 8.500%, 6/15/34 (l)§	5,000,000	4,999,959
Extended Stay America Trust,
Series 2021-ESH A 6.556%, 7/15/38 (l)§	6,534,080	6,468,713
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12 A 6.859%, 12/15/31 (l)§	317,452	257,992
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2017-C33 ASB 3.401%, 5/15/50	3,224,310	3,144,803
Ready Capital Mortgage Financing LLC,
Series 2021-FL6 A 6.420%, 7/25/36 (l)§	2,005,652	1,978,180
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29 ASB 3.400%, 6/15/48	238,940	235,010

See Notes to Financial Statements.

1396

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
WFRBS Commercial Mortgage Trust,
Series 2014-C21 ASBF 6.036%, 8/15/47 (l)§	$4	$4

Total Commercial Mortgage-Backed Securities		34,318,304

Corporate Bonds (37.4%)
Communication Services (1.6%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
(CME Term SOFR 3 Month + 1.44%), 6.808%, 6/12/24 (k)	1,800,000	1,805,715

Entertainment (0.1%)
Warnermedia Holdings, Inc.
3.788%, 3/15/25 (x)	900,000	882,021

Media (1.3%)
Charter Communications Operating LLC
(CME Term SOFR 3 Month + 1.91%), 7.289%, 2/1/24 (k)	10,066,000	10,083,011

Total Communication Services		12,770,747

Consumer Discretionary (2.0%)
Automobiles (2.0%)
BMW US Capital LLC
(United States SOFR Compounded Index + 0.38%), 5.808%, 8/12/24 (k)(x)§	3,000,000	2,999,267
Hyundai Capital America
3.400%, 6/20/24 (x)§	600,000	594,039
1.000%, 9/17/24§	1,000,000	967,952
(SOFR + 1.15%), 6.584%, 8/4/25 (k)§	1,200,000	1,199,472
Nissan Motor Acceptance Co. LLC
1.050%, 3/8/24§	2,919,000	2,891,266
Volkswagen Group of America Finance LLC
(SOFR + 0.93%), 6.335%, 9/12/25 (k)§	7,000,000	7,003,318

Total Consumer Discretionary		15,655,314

Consumer Staples (1.9%)
Consumer Staples Distribution & Retail (0.3%)
7-Eleven, Inc.
0.800%, 2/10/24 (m)	573,000	569,873
0.800%, 2/10/24§	2,000,000	1,989,087

		2,558,960

Personal Care Products (0.1%)
Haleon US Capital LLC
3.024%, 3/24/24	1,200,000	1,192,080

Tobacco (1.5%)
BAT Capital Corp.
2.789%, 9/6/24	12,000,000	11,749,293

Total Consumer Staples		15,500,333

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Energy Transfer LP
4.500%, 4/15/24	1,500,000	1,494,206
3.900%, 5/15/24 (e)	1,768,000	1,754,531
Sabine Pass Liquefaction LLC
5.750%, 5/15/24	600,000	600,050

Total Energy		3,848,787

Financials (18.6%)
Banks (5.8%)
Banco Santander SA
3.892%, 5/24/24	3,300,000	3,280,219
(SOFR + 1.24%), 6.589%, 5/24/24 (k)	1,900,000	1,906,224
Bank of America Corp.
(SOFR + 0.67%), 1.843%, 2/4/25 (k)	3,000,000	2,989,414
(CME Term SOFR 3 Month + 1.23%), 3.458%, 3/15/25 (k)	1,000,000	995,564
(CME Term SOFR 3 Month + 1.35%), 3.093%, 10/1/25 (k)	2,000,000	1,962,031
Series 2025
(SOFR + 0.66%), 6.102%, 2/4/25 (k)	2,300,000	2,298,087
Barclays plc
3.650%, 3/16/25	2,000,000	1,956,199
Citibank NA
(SOFR + 0.81%), 6.206%, 9/29/25 (k)	3,090,000	3,094,048
JPMorgan Chase & Co.
(CME Term SOFR 3 Month + 1.42%), 3.220%, 3/1/25 (k)	1,100,000	1,096,042
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.870%, 7/9/25 (k)	1,000,000	990,900
NatWest Markets plc
(SOFR + 1.45%), 6.856%, 3/22/25 (k)(m)	5,000,000	5,026,267
Santander Holdings USA, Inc.
3.500%, 6/7/24	3,000,000	2,967,357
Societe Generale SA 2.625%, 10/16/24§	8,200,000	8,007,459
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)(m)	3,016,000	3,069,715
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25 (k)§	1,000,000	962,010
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25 (k)(m)	1,200,000	1,154,412

See Notes to Financial Statements.

1397

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25 (k)	$4,400,000	$4,285,995

		46,041,943

Capital Markets (2.6%)
Cantor Fitzgerald LP
4.875%, 5/1/24§	4,726,000	4,691,076
Credit Suisse AG
3.625%, 9/9/24	2,000,000	1,967,476
Deutsche Bank AG
3.700%, 5/30/24	1,500,000	1,488,617
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	1,100,000	1,081,987
Goldman Sachs Group, Inc. (The)
(SOFR + 0.49%), 5.931%, 10/21/24 (k)	1,000,000	997,739
(CME Term SOFR 3 Month + 1.43%), 6.811%, 5/15/26 (k)	6,685,000	6,717,289
(SOFR + 0.79%), 6.196%, 12/9/26 (k)	1,800,000	1,780,258
Morgan Stanley
(SOFR + 0.53%), 0.790%, 5/30/25 (k)	2,500,000	2,445,145

		21,169,587

Consumer Finance (4.4%)
AerCap Ireland Capital DAC
1.650%, 10/29/24	5,000,000	4,826,103
Ally Financial, Inc.
5.125%, 9/30/24	4,300,000	4,274,348
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.62%), 6.038%, 6/7/24 (k)	6,800,000	6,806,611
(United States SOFR Compounded Index + 0.79%), 6.145%, 10/3/25 (k)	1,400,000	1,402,887
Ford Motor Credit Co. LLC 2.300%, 2/10/25	2,200,000	2,114,376
General Motors Financial Co., Inc. 3.950%, 4/13/24	6,800,000	6,766,164
Toyota Motor Credit Corp.
(SOFR + 0.38%), 5.786%, 2/22/24 (k)	2,612,000	2,611,944
(SOFR + 0.62%), 6.010%, 6/13/24 (k)	5,000,000	5,005,525
(SOFR + 0.52%), 5.910%, 8/22/24 (k)	1,000,000	1,000,248

		34,808,206

Insurance (5.8%)
Athene Global Funding
0.950%, 1/8/24§	1,025,000	1,024,225
(United States SOFR Compounded Index + 0.70%), 6.130%, 5/24/24 (k)§	7,300,000	7,289,316
GA Global Funding Trust
1.000%, 4/8/24§	10,000,000	9,858,019
(SOFR + 0.50%), 5.914%, 9/13/24 (k)§	900,000	890,381
Jackson National Life Global Funding
(SOFR + 1.15%), 6.552%, 6/28/24 (k)§	3,100,000	3,104,448
Metropolitan Life Global Funding I
(SOFR + 0.32%), 5.735%, 1/7/24 (k)(m)	200,000	199,997
(SOFR + 0.32%), 5.735%, 1/7/24 (k)§	550,000	549,960
New York Life Global Funding
(SOFR + 0.48%), 5.886%, 6/9/26 (k)§	11,000,000	10,911,906
Pacific Life Global Funding II
(SOFR + 0.62%), 6.032%, 6/4/26 (k)§	13,000,000	12,890,063

		46,718,315

Total Financials		148,738,051

Health Care (2.6%)
Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
1.322%, 11/29/24	2,000,000	1,928,045

Health Care Providers & Services (1.3%)
CVS Health Corp.
2.625%, 8/15/24	2,500,000	2,453,207
HCA, Inc.
5.000%, 3/15/24	7,500,000	7,486,178

		9,939,385

Life Sciences Tools & Services (1.0%)
Revvity, Inc.
0.850%, 9/15/24	8,000,000	7,734,864

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
3.375%, 7/15/24§	500,000	493,289
Bayer US Finance LLC
3.375%, 10/8/24§	400,000	391,854

		885,143

Total Health Care		20,487,437

Industrials (2.5%)
Aerospace & Defense (1.1%)
Boeing Co. (The)
1.433%, 2/4/24	8,500,000	8,466,490

Construction & Engineering (0.5%)
Quanta Services, Inc.
0.950%, 10/1/24	4,000,000	3,853,417

Ground Transportation (0.2%)
Penske Truck Leasing Co. LP
3.900%, 2/1/24§	2,000,000	1,996,014

Machinery (0.7%)
CNH Industrial Capital LLC
4.200%, 1/15/24	6,000,000	5,995,974

Total Industrials		20,311,895

See Notes to Financial Statements.

1398

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Information Technology (2.1%)
Electronic Equipment, Instruments & Components (0.9%)
Arrow Electronics, Inc.
3.250%, 9/8/24	$4,000,000	$3,932,776
TD SYNNEX Corp.
1.250%, 8/9/24	3,700,000	3,608,877

		7,541,653

Software (0.7%)
VMware LLC
1.000%, 8/15/24	5,500,000	5,341,730

Technology Hardware, Storage & Peripherals (0.5%)
NetApp, Inc.
3.300%, 9/29/24 (x)	4,000,000	3,926,112

Total Information Technology		16,809,495

Materials (1.3%)
Containers & Packaging (1.3%)
Berry Global, Inc.
4.875%, 7/15/26§	10,981,000	10,798,474

Total Materials		10,798,474

Real Estate (1.0%)
Specialized REITs (1.0%)
American Tower Corp. (REIT)
0.600%, 1/15/24	5,000,000	4,990,377
3.375%, 5/15/24	3,300,000	3,270,095

Total Real Estate		8,260,472

Utilities (3.3%)
Electric Utilities (2.3%)
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 6.192%, 5/8/25 (k)(x)	2,500,000	2,505,603
NextEra Energy Capital Holdings, Inc.
(United States SOFR Compounded Index + 1.02%), 6.427%, 3/21/24 (k)	5,100,000	5,096,116
Pacific Gas and Electric Co.
3.750%, 2/15/24	400,000	398,827
3.400%, 8/15/24	800,000	787,102
Southern California Edison Co.
(United States SOFR Compounded Index + 0.83%), 6.291%, 4/1/24 (k)	1,830,000	1,830,272
Southern Co. (The)
Series 21-A 0.600%, 2/26/24	8,000,000	7,940,882

		18,558,802

Multi-Utilities (1.0%)
DTE Energy Co.
4.220%, 11/1/24 (e)	8,300,000	8,197,380

Total Utilities		26,756,182

Total Corporate Bonds		299,937,187

Mortgage-Backed Securities (0.9%)
FHLMC
5.934%, 1/1/34 (l)	1,675	1,688
6.051%, 11/1/35 (l)	4,183	4,233
7.396%, 7/1/36 (l)	129,176	130,425
5.771%, 9/1/36 (l)	40,734	41,076
5.929%, 10/1/36 (l)	62,003	62,748
FNMA
6.377%, 11/1/34 (l)	47,615	48,236
5.710%, 1/1/35 (l)	2,036	2,052
5.754%, 7/1/35 (l)	6,371	6,467
5.978%, 12/1/35 (l)	13,713	13,897
4.209%, 3/1/36 (l)	16,590	17,007
6.212%, 3/1/44 (l)	52,633	52,156
6.212%, 7/1/44 (l)	450	446
6.212%, 10/1/44 (l)	3,733	3,698
FNMA UMBS
3.000%, 12/1/26	6,620,286	6,442,521

Total Mortgage-Backed Securities		6,826,650

U.S. Government Agency Securities (9.4%)
FHLB
5.650%, 5/28/25	8,100,000	8,098,873
1.000%, 3/23/26	17,550,000	16,291,384
1.020%, 2/24/27	30,000,000	27,164,259
FHLMC
5.680%, 4/3/25	8,000,000	8,000,000
5.730%, 4/3/25	8,100,000	8,100,000
5.520%, 5/28/25	8,000,000	7,997,150

Total U.S. Government Agency Securities		75,651,666

U.S. Treasury Obligation (0.6%)
U.S. Treasury Inflation Linked Notes 0.125%, 10/15/24 TIPS	5,036,598	4,927,240

Total U.S. Treasury Obligation		4,927,240

Total Long-Term Debt Securities (94.4%) (Cost $771,106,979)		756,247,554

SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.7%)
Credit Suisse AG
(United States SOFR Compounded Index + 0.54%), 5.93%, 1/19/24 (k)	6,000,000	6,000,115

Commercial Paper (3.9%)
Arrow Electronics, Inc.
6.64%, 1/19/24 (n)(p)	800,000	797,204
6.58%, 1/22/24 (n)(p)	800,000	796,798
Constellation Energy Generation LLC
6.42%, 2/12/24 (n)(p)	5,500,000	5,458,166
Global Payments, Inc.
8.40%, 1/5/24 (n)(p)	7,350,000	7,341,439
6.91%, 1/16/24 (n)(p)	600,000	598,162
L3Harris Technologies, Inc.
6.22%, 1/16/24 (n)(p)§	1,300,000	1,296,418

See Notes to Financial Statements.

1399

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Marathon Oil Corp.
9.05%, 1/3/24 (n)(p)§	$12,000,000	$11,990,955
Quanta Services, Inc.
7.22%, 1/8/24 (n)(p)§	1,750,000	1,747,195
7.07%, 1/9/24 (n)(p)§	1,200,000	1,197,882

Total Commercial Paper		31,224,219

	Number of Shares	Value (Note 1)
Investment Companies (0.4%)
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	107,255	107,255
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	557,143	557,143
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	1,483,140	1,483,140
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		3,147,538

Total Short-Term Investments (5.0%) (Cost $40,385,476)		40,371,872

Total Investments in Securities (99.4%) (Cost $811,492,455)		796,619,426
Other Assets Less Liabilities (0.6%)		4,473,107

Net Assets (100%)		$801,092,533

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $287,026,045 or 35.8% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $10,020,264 or 1.3% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $3,083,997. This was collateralized by cash of $3,147,538 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ARM	—	Adjustable Rate Mortgage
CME	—	Chicago Mercantile Exchange
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TIPS	—	Treasury Inflation Protected Security
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 2 Year Note	(328)	3/2024	USD	(67,539,812)	(651,495)
U.S. Treasury 5 Year Note	(275)	3/2024	USD	(29,912,696)	(270,115)
U.S. Treasury 10 Year Note	(2)	3/2024	USD	(225,781)	(7,112)
U.S. Treasury 10 Year Ultra Note	(75)	3/2024	USD	(8,851,172)	(426,396)
U.S. Treasury Ultra Bond	(19)	3/2024	USD	(2,538,281)	(221,053)
3 Month SOFR	(644)	6/2025	USD	(155,493,800)	(1,498,372)

					(3,074,543)

See Notes to Financial Statements.

1400

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Asset-Backed Securities	$—	$240,753,981	$—		$240,753,981
Collateralized Mortgage Obligations	—	93,832,526	—	(a)	93,832,526
Commercial Mortgage-Backed Securities	—	34,318,304	—		34,318,304
Corporate Bonds
Communication Services	—	12,770,747	—		12,770,747
Consumer Discretionary	—	15,655,314	—		15,655,314
Consumer Staples	—	15,500,333	—		15,500,333
Energy	—	3,848,787	—		3,848,787
Financials	—	148,738,051	—		148,738,051
Health Care	—	20,487,437	—		20,487,437
Industrials	—	20,311,895	—		20,311,895
Information Technology	—	16,809,495	—		16,809,495
Materials	—	10,798,474	—		10,798,474
Real Estate	—	8,260,472	—		8,260,472
Utilities	—	26,756,182	—		26,756,182
Mortgage-Backed Securities	—	6,826,650	—		6,826,650
Short-Term Investments
Certificate of Deposit	—	6,000,115	—		6,000,115
Commercial Paper	—	31,224,219	—		31,224,219
Investment Companies	3,147,538	—	—		3,147,538
U.S. Government Agency Securities	—	75,651,666	—		75,651,666
U.S. Treasury Obligation	—	4,927,240	—		4,927,240

Total Assets	$3,147,538	$793,471,888	$—		$796,619,426

Liabilities:
Futures	$(3,074,543)	$—	$—		$(3,074,543)

Total Liabilities	$(3,074,543)	$—	$—		$(3,074,543)

Total	$72,995	$793,471,888	$—		$793,544,883

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(3,074,543	)*

Total		$(3,074,543)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1401

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$5,229,357	$5,229,357

Total	$5,229,357	$5,229,357

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Interest rate contracts	$(3,314,380)	$(3,314,380)

Total	$(3,314,380)	$(3,314,380)

^ The Portfolio held futures contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$192,456,000
Average notional value of contracts — short	256,535,000

Sale-Buyback Transactions:

The average amount of borrowings while outstanding for 143 days during the year ended December 31, 2023, was approximately $33,075,000 at a weighted average interest rate of 5.42%. There were no open sale-buyback transactions as of December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$432,998,337
Long-term U.S. government debt securities	6,912,003

$439,910,340

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$393,307,426
Long-term U.S. government debt securities	16,402,676

$409,710,102

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,614,974
Aggregate gross unrealized depreciation	(23,540,263)

Net unrealized depreciation	$(20,925,289)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$814,470,172

See Notes to Financial Statements.

1402

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $811,492,455)	$796,619,426
Cash	2,554,061
Foreign cash (Cost $1)	1
Cash held as collateral at broker for futures	1,917,000
Dividends, interest and other receivables	3,499,613
Due from broker for futures variation margin	558,259
Receivable for securities sold	208,050
Receivable for Portfolio shares sold	187,683
Securities lending income receivable	828
Other assets	3,854

Total assets	805,548,775

LIABILITIES
Payable for return of collateral on securities loaned	3,147,538
Payable for Portfolio shares repurchased	443,213
Investment management fees payable	269,919
Administrative fees payable	63,795
Distribution fees payable – Class IB	32,045
Distribution fees payable – Class IA	8,184
Other liabilities	127,656
Accrued expenses	363,892

Total liabilities	4,456,242

Commitments and contingent liabilities^
NET ASSETS	$801,092,533

Net assets were comprised of:
Paid in capital	$830,225,688
Total distributable earnings (loss)	(29,133,155)

Net assets	$801,092,533

Class IA
Net asset value, offering and redemption price per share, $38,546,996 / 3,962,814 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

Class IB
Net asset value, offering and redemption price per share, $150,658,221 / 15,460,633 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.74

Class K
Net asset value, offering and redemption price per share, $611,887,316 / 62,889,197 shares outstanding (unlimited amount authorized: $0.01 par value)	$9.73

(x)	Includes value of securities on loan of $3,083,997.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$37,758,826
Securities lending (net)	30,128

Total income	37,788,954

EXPENSES
Investment management fees	4,051,217
Administrative fees	761,480
Interest expense	714,538
Distribution fees – Class IB	364,377
Professional fees	110,405
Distribution fees – Class IA	103,515
Custodian fees	67,001
Printing and mailing expenses	66,878
Trustees’ fees	29,127
Miscellaneous	37,556

Gross expenses	6,306,094
Less: Waiver from investment manager	(731,008)

Net expenses	5,575,086

NET INVESTMENT INCOME (LOSS)	32,213,868

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(1,844,868)
Futures contracts	5,229,357

Net realized gain (loss)	3,384,489

Change in unrealized appreciation (depreciation) on:
Investments in securities	13,908,377
Futures contracts	(3,314,380)
Foreign currency translations	1

Net change in unrealized appreciation (depreciation)	10,593,998

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,978,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,192,355

See Notes to Financial Statements.

1403

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$32,213,868	$12,329,015
Net realized gain (loss)	3,384,489	8,206,156
Net change in unrealized appreciation (depreciation)	10,593,998	(25,493,643)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	46,192,355	(4,958,472)

Distributions to shareholders:
Class IA	(1,545,826)	(648,253)
Class IB	(6,016,118)	(2,017,451)
Class K	(25,737,432)	(10,830,801)

Total distributions to shareholders	(33,299,376)	(13,496,505)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 884,431 and 1,366,915 shares, respectively ]	8,680,243	13,238,532
Capital shares issued in reinvestment of dividends [ 159,428 and 67,815 shares, respectively ]	1,545,826	648,253
Capital shares repurchased [ (1,649,144) and (1,411,310) shares , respectively]	(16,199,597)	(13,646,779)

Total Class IA transactions	(5,973,528)	240,006

Class IB
Capital shares sold [ 3,675,492 and 2,976,753 shares, respectively ]	36,221,954	28,877,236
Capital shares issued in reinvestment of dividends [ 619,362 and 210,681 shares, respectively ]	6,016,118	2,017,451
Capital shares repurchased [ (3,146,477) and (2,400,890) shares , respectively]	(31,074,741)	(23,288,717)

Total Class IB transactions	11,163,331	7,605,970

Class K
Capital shares sold [ 3,613,734 and 545,440 shares, respectively ]	35,460,901	5,290,796
Capital shares issued in reinvestment of dividends [ 2,654,002 and 1,132,943 shares, respectively ]	25,737,432	10,830,801
Capital shares repurchased [ (8,796,100) and (16,095,027) shares , respectively]	(87,051,695)	(155,906,095)

Total Class K transactions	(25,853,362)	(139,784,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(20,663,559)	(131,938,522)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,770,580)	(150,393,499)
NET ASSETS:
Beginning of year	808,863,113	959,256,612

End of year	$801,092,533	$808,863,113

See Notes to Financial Statements.

1404

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EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022		2021	2020	2019
Net asset value, beginning of year	$9.59		$9.79		$9.88	$9.85	$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37		0.12		0.01	0.07	0.22
Net realized and unrealized gain (loss)	0.17		(0.18)		(0.06)	0.04	0.04

Total from investment operations	0.54		(0.06)		(0.05)	0.11	0.26

Less distributions:
Dividends from net investment income	(0.40)		(0.13)		(0.03)	(0.08)	(0.23)
Distributions from net realized gains	—		(0.01)		—	—	—
Return of capital	—		—		(0.01)	—	—

Total dividends and distributions	(0.40)		(0.14)		(0.04)	(0.08)	(0.23)

Net asset value, end of year	$9.73		$9.59		$9.79	$9.88	$9.85

Total return	5.68%		(0.57)%		(0.49)%	1.07%	2.63%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$38,547		$43,813		$44,511	$52,162	$50,808
Ratio of expenses to average net assets:
After waivers (f)	0.88	%(g)	0.80	%(g)	0.80%	0.80%	1.05	%(g)
Before waivers (f)	0.97	%(g)	0.88	%(g)	0.86%	0.87%	1.12	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.74%		1.25%		0.12%	0.73%	2.19%
Before waivers (f)	3.65%		1.18%		0.06%	0.66%	2.12%
Portfolio turnover rate^	63%		24%		116%	157%	252%

	Year Ended December 31,
Class IB	2023		2022		2021	2020	2019
Net asset value, beginning of year	$9.61		$9.81		$9.90	$9.86	$9.84

Income (loss) from investment operations:
Net investment income (loss) (e)	0.37		0.12		0.01	0.07	0.22
Net realized and unrealized gain (loss)	0.16		(0.18)		(0.06)	0.05	0.03

Total from investment operations	0.53		(0.06)		(0.05)	0.12	0.25

Less distributions:
Dividends from net investment income	(0.40)		(0.13)		(0.03)	(0.08)	(0.23)
Distributions from net realized gains	—		(0.01)		—	—	—
Return of capital	—		—		(0.01)	—	—

Total dividends and distributions	(0.40)		(0.14)		(0.04)	(0.08)	(0.23)

Net asset value, end of year	$9.74		$9.61		$9.81	$9.90	$9.86

Total return	5.56%		(0.57)%		(0.49)%	1.17%	2.52%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$150,658		$137,509		$132,699	$128,793	$126,849
Ratio of expenses to average net assets:
After waivers (f)	0.88	%(g)	0.80	%(g)	0.80%	0.80%	1.05	%(g)
Before waivers (f)	0.97	%(g)	0.88	%(g)	0.86%	0.87%	1.12	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.78%		1.27%		0.12%	0.73%	2.18%
Before waivers (f)	3.69%		1.20%		0.07%	0.66%	2.12%
Portfolio turnover rate^	63%		24%		116%	157%	252%

See Notes to Financial Statements.

1405

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022		2021	2020	2019
Net asset value, beginning of year	$9.59		$9.80		$9.88	$9.85	$9.82

Income (loss) from investment operations:
Net investment income (loss) (e)	0.40		0.14		0.04	0.10	0.24
Net realized and unrealized gain (loss)	0.17		(0.18)		(0.06)	0.03	0.04

Total from investment operations	0.57		(0.04)		(0.02)	0.13	0.28

Less distributions:
Dividends from net investment income	(0.43)		(0.16)		(0.05)	(0.10)	(0.25)
Distributions from net realized gains	—		(0.01)		—	—	—
Return of capital	—		—		(0.01)	—	—

Total dividends and distributions	(0.43)		(0.17)		(0.06)	(0.10)	(0.25)

Net asset value, end of year	$9.73		$9.59		$9.80	$9.88	$9.85

Total return	5.94%		(0.43)%		(0.16)%	1.32%	2.89%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$611,887		$627,542		$782,046	$1,198,146	$1,174,686
Ratio of expenses to average net assets:
After waivers (f)	0.63	%(g)	0.55	%(g)	0.55%	0.55%	0.80	%(g)
Before waivers (f)	0.72	%(g)	0.63	%(g)	0.61%	0.62%	0.87	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	4.02%		1.45%		0.37%	0.98%	2.44%
Before waivers (f)	3.93%		1.38%		0.31%	0.91%	2.37%
Portfolio turnover rate^	63%		24%		116%	157%	252%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.09%, 0.01% and 0.25% for the years ended December 31, 2023, 2022 and 2019, respectively.

See Notes to Financial Statements.

1406

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.
➢	Pacific Investment Management Company LLC (“PIMCO”)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years/ Since Incept.
Portfolio – Class IA Shares	4.19%	0.51%	0.84%
Portfolio – Class IB Shares	4.35	0.51	0.84
Portfolio – Class K Shares*	4.45	0.75	1.01
Bloomberg U.S. Intermediate Government Bond Index	4.30	1.03	1.24

* Date of inception 4/21/14. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 4.35% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Intermediate Government Bond Index, which returned 4.30% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Positions within securitized credit, particularly AAA collateralized loan obligations (CLOs) and Agency mortgage-backed securities (MBS), aided performance as spreads tightened.

•	Positioning within investment grade and high yield corporate credit, particularly within Financials, was additive.

What hurt performance during the year:

•	Modest exposure to select developed market currencies detracted, as they depreciated relative to the U.S. dollar.

•	Short exposure to duration in Japan detracted, as yields fell.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	5.84
Weighted Average Coupon (%)	3.47
Weighted Average Effective Duration (Years)*	4.30
Weighted Average Rating**	AA1

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1407

EQ/QUALITY BOND PLUS PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Government Agency Securities	44.2%
U.S. Treasury Obligations	35.8
Mortgage-Backed Securities	11.3
Financials	4.4
Asset-Backed Securities	3.2
Collateralized Mortgage Obligations	2.5
Commercial Mortgage-Backed Securities	1.4
Utilities	0.9
Consumer Discretionary	0.9
Real Estate	0.6
Energy	0.5
Foreign Government Securities	0.5
Communication Services	0.5
Industrials	0.5
Information Technology	0.4
Consumer Staples	0.4
Investment Companies	0.2
Health Care	0.2
Municipal Bonds	0.2
Materials	0.1
Foreign Government Treasury Bills	0.1
Cash and Other	(8.8)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,031.00	$4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.60	4.65
Class IB
Actual	1,000.00	1,031.20	4.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.60	4.65
Class K
Actual	1,000.00	1,032.20	3.40
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.86	3.38

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.91%, 0.91% and 0.66%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1408

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (3.2%)
AB Issuer LLC,
Series 2021-1 A2 3.734%, 7/30/51§		$336,998	$289,652
ACM Auto Trust,
Series 2023-1A A 6.610%, 1/22/30§		50,452	50,447
ACREC Ltd.,
Series 2021-FL1 A 6.623%, 10/16/36 (l)§		750,471	743,558
Affirm Asset Securitization Trust,
Series 2021-Z1 A 1.070%, 8/15/25§		13,010	12,851
Series 2021-Z2 A 1.170%, 11/16/26§		19,710	19,343
Series 2022-X1 A 1.750%, 2/15/27§		18,702	18,403
AGL CLO 12 Ltd.,
Series 2021-12A A1 6.837%, 7/20/34 (l)§		398,434	398,175
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§		523,057	506,209
Series 2017-1 AA 3.300%, 1/15/30§		446,400	400,791
American Airlines Pass-Through Trust,
Series 2019-1 AA 3.150%, 2/15/32		567,099	493,563
Series 2021-1 A 2.875%, 7/11/34		757,101	630,013
American Credit Acceptance Receivables Trust,
Series 2023-3 A 6.000%, 3/12/27§		98,925	99,017
Anchorage Capital CLO 11 Ltd.,
Series 2019-11A AR 6.814%, 7/22/32 (l)§		700,000	699,119
Aqueduct European CLO DAC,
Series 2017-1A AR 4.633%, 7/20/30 (l)§	EUR	508,119	555,510
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1 A 6.788%, 1/15/37 (l)§		$800,000	795,021
Ares XL CLO Ltd.,
Series 2016-40A A1RR 6.525%, 1/15/29 (l)§		395,873	395,283
Armada Euro CLO III DAC,
Series 3A A1R 4.685%, 7/15/31 (l)§	EUR	696,274	759,456
Atalaya Equipment Leasing Trust,
Series 2021-1A A2 1.230%, 5/15/26§		$29,084	28,813
Avant Loans Funding Trust,
Series 2021-REV1 A 1.210%, 7/15/30§		144,308	143,358
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-3A A 5.440%, 2/22/28§		185,000	186,682
Ballyrock CLO 16 Ltd.,
Series 2021-16A A1 6.807%, 7/20/34 (l)§		502,006	501,656
BlueMountain Fuji Eur CLO V DAC,
Series 5A A 4.875%, 1/15/33 (l)§	EUR	600,000	652,158
BMW Vehicle Owner Trust,
Series 2023-A A1 5.593%, 7/25/24		$79,982	79,982
BPCRE Ltd.,
Series 2022-FL2 A 7.731%, 1/16/37 (l)§		600,000	600,670
BRSP Ltd.,
Series 2021-FL1 A 6.620%, 8/19/38 (l)§		672,131	659,050
Cajun Global LLC,
Series 2021-1 A2 3.931%, 11/20/51§		64,020	57,463
Capital Four US CLO II Ltd.,
Series 2022-1A AR 7.248%, 1/20/37 (l)§		500,000	500,000
Carlyle US CLO Ltd.,
Series 2017-1A A1R 6.677%, 4/20/31 (l)§		727,701	727,491
Carvana Auto Receivables Trust,
Series 2021-N3 C 1.020%, 6/12/28		32,951	30,743
Series 2021-N4 A1 0.830%, 9/11/28		20,046	19,850
Series 2021-P4 D 2.610%, 9/11/28		169,000	147,338
Catamaran CLO Ltd.,
Series 2014-1A A1AR 6.774%, 4/22/30 (l)§		675,134	675,260
CBAM Ltd.,
Series 2018-5A A 6.684%, 4/17/31 (l)§		857,034	856,121
Series 2018-8A A1 6.797%, 10/20/29 (l)§		486,768	486,769
CIFC Funding Ltd.,
Series 2017-1A AR 6.684%, 4/23/29 (l)§		495,908	495,888
Series 2017-5A A1 6.844%, 11/16/30 (l)§		622,372	622,414
CNH Equipment Trust,
Series 2022-C A2 5.420%, 7/15/26		162,191	161,989
College Ave Student Loans LLC,
Series 2021-C A2 2.320%, 7/26/55§		160,094	139,122
CPS Auto Receivables Trust,
Series 2022-A C 2.170%, 4/16/29§		231,000	223,316
CVC Cordatus Loan Fund VII DAC,
Series 7A ARR 4.555%, 9/15/31 (l)§	EUR	597,482	648,952
CVC Cordatus Loan Fund XI DAC,
Series 11A AR 4.615%, 10/15/31 (l)§		698,489	759,108
CVS Pass-Through Trust,
5.789%, 1/10/26§		$78,596	78,406

See Notes to Financial Statements.

1409

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Dext ABS LLC,
Series 2023-1 A2 5.990%, 3/15/32§		$308,000	$305,992
Series 2023-2 A1 5.743%, 11/15/24§		85,624	85,629
Diamond Issuer,
Series 2021-1A A 2.305%, 11/20/51§		325,933	287,295
Domino’s Pizza Master Issuer LLC,
Series 2021-1A A2I 2.662%, 4/25/51§		183,300	161,296
Dryden 78 CLO Ltd.,
Series 2020-78A C 7.614%, 4/17/33 (l)§		250,000	245,071
Elevation CLO Ltd.,
Series 2020-11A C 7.855%, 4/15/33 (l)§		250,000	242,261
Elmwood CLO IX Ltd.,
Series 2021-2A A 6.718%, 7/20/34 (l)§		257,000	256,990
FHF Issuer Trust,
Series 2023-2A A1 6.007%, 11/15/24§		62,364	62,373
FHF Trust,
Series 2021-2A A 0.830%, 12/15/26§		40,275	38,908
First Investors Auto Owner Trust,
Series 2021-2A C 1.470%, 11/15/27§		290,000	270,708
Ford Credit Auto Owner Trust,
Series 2021-1 D 2.310%, 10/17/33§		245,000	220,216
GCI Funding I LLC,
Series 2021-1 A 2.380%, 6/18/46§		130,161	114,420
GLS Auto Receivables Issuer Trust,
Series 2022-3A A2 4.590%, 5/15/26§		189,982	189,283
Go Mortgage LLC,
1.433%, 8/15/26 (l)		120,319	115,755
2.435%, 8/15/26 (l)		176,000	169,829
2.638%, 8/15/26 (l)		12,000	11,294
Goldentree Loan Management US CLO 7 Ltd.,
Series 2020-7A AR 6.747%, 4/20/34 (l)§		262,213	261,228
Hardee’s Funding LLC,
Series 2018-1A A23 5.710%, 6/20/48§		135,734	123,967
Series 2020-1A A2 3.981%, 12/20/50§		135,954	119,449
Harvest CLO XX DAC,
Series 20A AR 4.673%, 10/20/31 (l)§	EUR	688,734	748,414
Harvest CLO XXII DAC,
Series 22A AR 4.815%, 1/15/32 (l)§		700,000	758,743
HFX Funding Issuer LLC,
3.622%, 3/15/35 (l)		$300,000	291,725
Honda Auto Receivables Owner Trust,
Series 2023-3 A2 5.710%, 3/18/26		500,000	501,453
Hyundai Auto Receivables Trust,
Series 2023-B A1 5.581%, 7/15/24		83,025	83,049
JetBlue Pass-Through Trust,
Series 2020-1 A 4.000%, 11/15/32		723,320	656,581
LAD Auto Receivables Trust,
Series 2021-1A A 1.300%, 8/17/26§		35,951	35,489
LCCM Trust,
Series 2021-FL3 A 6.926%, 11/15/38 (l)§		800,000	795,289
LCM 29 Ltd.,
Series 29A AR 6.725%, 4/15/31 (l)§		700,000	695,271
LCM XV LP,
Series 15A AR2 6.677%, 7/20/30 (l)§		465,680	465,455
Lendbuzz Securitization Trust,
Series 2023-1A A2 6.920%, 8/15/28§		361,585	359,681
Series 2023-2A A2 7.090%, 10/16/28§		157,006	158,056
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§		800,000	718,340
Magnetite XVIII Ltd.,
Series 2016-18A AR2 6.521%, 11/15/28 (l)§		433,857	433,478
Mariner Finance Issuance Trust,
Series 2021-AA A 1.860%, 3/20/36§		800,000	728,722
MKS CLO Ltd.,
Series 2017-1A AR 6.677%, 7/20/30 (l)§		500,794	500,211
MVW LLC,
Series 2021-2A B 1.830%, 5/20/39§		92,941	84,888
Neighborly Issuer,
Series 2022-1A A2 3.695%, 1/30/52§		232,853	196,457
Series 2023-1A A2 7.308%, 1/30/53§		248,125	246,596
Neighborly Issuer LLC,
Series 2021-1A A2 3.584%, 4/30/51§		132,865	116,165
Nelnet Student Loan Trust,
Series 2021-BA B 2.680%, 4/20/62§		100,000	82,621
Series 2021-CA B 2.530%, 4/20/62§		147,147	119,378
Series 2021-DA B 2.900%, 4/20/62§		132,000	110,390
Series 2023-AA AFL 7.538%, 2/20/41 (l)§		441,204	441,199
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A A 6.755%, 7/16/35 (l)§		469,642	469,646
Neuberger Berman Loan Advisers CLO 43 Ltd.,
Series 2021-43A A 6.794%, 7/17/35 (l)§		287,510	287,504

See Notes to Financial Statements.

1410

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
OCP CLO Ltd.,
Series 2020-18A AR 6.767%, 7/20/32 (l)§	$344,000	$343,847
Palmer Square CLO Ltd.,
Series 2021-3A D 8.605%, 1/15/35 (l)§	330,000	328,053
Prestige Auto Receivables Trust,
Series 2022-1A A2 5.900%, 7/15/25§	37,063	37,061
Research-Driven Pagaya Motor Asset Trust VII,
Series 2022-3A A 5.380%, 11/25/30§	147,890	146,400
Santander Consumer Auto Receivables Trust,
Series 2021-BA B 1.450%, 10/16/28§	25,383	25,290
SMB Private Education Loan Trust,
Series 2016-C A2A 2.340%, 9/15/34§	63,539	62,051
Sound Point CLO IX Ltd.,
Series 2015-2A ARRR 6.887%, 7/20/32 (l)§	800,000	793,615
Sound Point CLO XVI Ltd.,
Series 2017-2A AR 6.620%, 7/25/30 (l)§	401,377	400,584
Stratus CLO Ltd.,
Series 2021-2A A 6.577%, 12/28/29 (l)§	562,558	561,461
Series 2021-3A A 6.627%, 12/29/29 (l)§	551,694	551,093
STWD Ltd.,
Series 2022-FL3 A 6.688%, 11/15/38 (l)§	800,000	783,592
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	717,177	596,037
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	582,285	586,786
Series 2023-1 A 5.800%, 1/15/36	300,000	303,669
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	934	934
Series 2004-20C 1 4.340%, 3/1/24	8,858	8,819
Series 2005-20B 1 4.625%, 2/1/25	3,411	3,370
Series 2008-20G 1 5.870%, 7/1/28	56,179	56,718
Venture 32 CLO Ltd.,
Series 2018-32A A1 6.757%, 7/18/31 (l)§	695,662	689,792
Venture XVII CLO Ltd.,
Series 2014-17A ARR 6.535%, 4/15/27 (l)§	223,206	222,976
Voya CLO Ltd.,
Series 2019-1A AR 6.715%, 4/15/31 (l)§	515,388	515,383
Series 2019-1A DR 8.505%, 4/15/31 (l)§	100,000	97,756
Wellfleet CLO Ltd.,
Series 2017-1A A1RR 6.567%, 4/20/29 (l)§	125,464	125,422
Westlake Automobile Receivables Trust,
Series 2023-2A A2A 5.870%, 7/15/26§	219,690	219,843
Wind River CLO Ltd.,
Series 2014-1A ARR 6.707%, 7/18/31 (l)§	452,526	452,554
World Omni Select Auto Trust,
Series 2023-A A2A 5.920%, 3/15/27	189,876	190,068

Total Asset-Backed Securities		37,818,949

Collateralized Mortgage Obligations (2.5%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 4.820%, 9/25/35 (l)	32,921	28,364
Alternative Loan Trust,
Series 2005-80CB 1A1 6.000%, 2/25/36	285,099	246,195
Series 2005-J12 2A1 6.010%, 8/25/35 (l)	387,940	196,079
Series 2006-OA22 A1 5.790%, 2/25/47 (l)	70,512	65,381
Series 2006-OA6 1A2 5.890%, 7/25/46 (l)	26,764	23,244
Series 2006-OC7 2A2A 5.810%, 7/25/46 (l)	161	2,577
Series 2007-14T2 A1 6.000%, 7/25/37	371,146	181,513
Series 2007-OH1 A1D 5.680%, 4/25/47 (l)	44,338	35,791
AREIT Trust,
Series 2022-CRE6 A 6.588%, 1/20/37 (l)§	481,012	477,572
Banc of America Funding Trust,
Series 2004-A 1A3 6.496%, 9/20/34 (l)	4,223	3,930
Series 2006-H 4A2 4.503%, 9/20/46 (l)	70,067	61,331
Series 2006-J 4A1 5.061%, 1/20/47 (l)	4,858	4,141
Bear Stearns ALT-A Trust,
Series 2005-7 22A1 4.730%, 9/25/35 (l)	95,248	55,927
Series 2006-4 21A1 4.255%, 8/25/36 (l)	38,189	24,759
Bear Stearns ARM Trust,
Series 2003-9 2A1 5.453%, 2/25/34 (l)	16,961	15,507
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5 1A1 5.630%, 12/25/46 (l)	297,790	247,000
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R6 1A1 4.805%, 1/26/36 (l)	31,041	22,199
Bellemeade Re Ltd.,
Series 2021-3A A2 6.337%, 9/25/31 (l)§	301,251	299,092

See Notes to Financial Statements.

1411

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Series 2022-1 M1B 7.487%, 1/26/32 (l)§		$164,385	$164,454
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§		492,588	433,379
Chase Mortgage Finance Corp.,
Series 2019-CL1 M3 7.570%, 4/25/47 (l)§		36,738	37,059
CHL Mortgage Pass-Through Trust,
Series 2005-11 3A1 3.695%, 4/25/35 (l)		48,576	34,288
Series 2005-2 1A1 6.110%, 3/25/35 (l)		25,036	21,478
CIM Trust,
Series 2023-I2 A1 6.639%, 12/25/67 (e)§		465,793	470,013
Citigroup Mortgage Loan Trust,
Series 2005-3 2A2A 5.322%, 8/25/35 (l)		3,962	3,787
Series 2009-7 5A2 5.500%, 12/25/35§		271,978	144,742
Connecticut Avenue Securities Trust,
Series 2021-R01 1M2 6.887%, 10/25/41 (l)§		491,030	490,714
Series 2021-R03 1M2 6.987%, 12/25/41 (l)§		122,411	120,691
Series 2022-R01 1M2 7.237%, 12/25/41 (l)§		388,764	389,371
Series 2022-R02 2M1 6.537%, 1/25/42 (l)§		151,815	151,305
Series 2023-R01 1M1 7.737%, 12/25/42 (l)§		212,713	216,797
Series 2023-R02 1M1 7.637%, 1/25/43 (l)§		127,585	130,614
Series 2023-R04 1M1 7.637%, 5/25/43 (l)§		257,341	262,755
Series 2023-R05 1M1 7.237%, 6/25/43 (l)§		244,927	246,665
CSMC Mortgage-Backed Trust,
Series 2006-6 1A8 6.000%, 7/25/36		393,874	191,943
Eagle RE Ltd.,
Series 2021-2 M1B 7.387%, 4/25/34 (l)§		153,999	154,260
EMF-NL Prime BV,
Series 2008-APRX A2 4.785%, 4/17/41 (l)(m)	EUR	80,682	85,478
Eurohome UK Mortgages plc,
Series 2007-1 A 5.490%, 6/15/44 (l)(m)	GBP	226,469	283,032
Eurosail-UK plc,
Series 2007-4X A3 6.269%, 6/13/45 (l)(m)		447,458	566,679
FHLMC,
Series 4790 F 5.643%, 10/15/43 (l)		$234,168	228,131
Series 4989 FA 5.098%, 8/15/40 (l)		214,464	211,350
Series 4989 FB 5.245%, 10/15/40 (l)		163,566	161,214
FHLMC STACR REMIC Trust,
Series 2020-DNA5 M2 8.137%, 10/25/50 (l)§		67,230	68,174
Series 2021-DNA5 M2 6.987%, 1/25/34 (l)§		78,808	79,138
Series 2021-DNA7 M2 7.137%, 11/25/41 (l)§		405,614	400,524
Series 2021-HQA4 M1 6.287%, 12/25/41 (l)§		258,077	254,860
Series 2022-DNA1 M1B 7.187%, 1/25/42 (l)§		205,377	205,299
Series 2022-DNA3 M1A 7.337%, 4/25/42 (l)§		173,657	175,235
Series 2022-DNA4 M1B 8.687%, 5/25/42 (l)§		227,990	237,073
Series 2022-DNA5 M1B 9.837%, 6/25/42 (l)§		406,679	437,883
Series 2022-DNA7 M1A 7.837%, 3/25/52 (l)§		264,537	268,680
Series 2022-HQA1 M1B 8.837%, 3/25/42 (l)§		68,136	70,549
Series 2023-DNA1 M1A 7.437%, 3/25/43 (l)§		156,785	159,269
Series 2023-HQA1 M1A 7.337%, 5/25/43 (l)§		532,748	537,865
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2023-DNA2 M1A 7.437%, 4/25/43 (l)§		322,373	327,403
Series 2023-HQA2 M1A 7.337%, 6/25/43 (l)§		189,076	190,707
FNMA,
Series 2012-123 LF 5.832%, 11/25/42 (l)		95,679	94,028
Series 2021-R02 2M1 6.237%, 11/25/41 (l)§		153,562	153,136
GNMA,
Series 2015-H20 FB 6.037%, 8/20/65 (l)		295,035	292,694
Series 2016-H11 F 6.237%, 5/20/66 (l)		339,790	337,802
Series 2016-H15 FA 6.237%, 7/20/66 (l)		402,677	400,921
Series 2017-H10 FB 6.464%, 4/20/67 (l)		831,422	832,989
Series 2022-H02 FN 5.838%, 1/20/72 (l)		269,985	261,000
Series 2022-H26 DF 6.358%, 12/20/72 (l)		305,572	305,894
Series 2023-H01 FA 6.138%, 1/20/73 (l)		405,202	400,892
Series 2023-H02 FA 6.238%, 1/20/73 (l)		307,770	306,024
Series 2023-H02 FB 6.238%, 1/20/73 (l)		706,636	703,127
Series 2023-H28 F 6.370%, 12/20/73 (l)		500,000	499,491
Series 2023-H28 GF 6.220%, 12/20/73 (l)		900,000	898,700
GSR Mortgage Loan Trust,
Series 2005-8F 4A1 6.000%, 11/25/35		341,733	134,526

See Notes to Financial Statements.

1412

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Series 2005-AR6 2A1 4.836%, 9/25/35 (l)		$31,502	$29,463
Series 2006-AR2 2A1 3.967%, 4/25/36 (l)		67,553	44,955
Series 2007-AR1 2A1 4.285%, 3/25/47 (l)		167,076	105,964
HarborView Mortgage Loan Trust,
Series 2006-13 A 5.650%, 11/19/46 (l)		40,360	27,576
Impac CMB Trust,
Series 2003-8 2A1 6.370%, 10/25/33 (l)		207	205
Impac Secured Assets CMN Owner Trust,
Series 2005-1 5A1 5.740%, 7/25/35 (l)		153,138	97,237
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR11 A3 3.674%, 8/25/35 (l)		275,466	202,450
Series 2006-AR39 A1 5.830%, 2/25/37 (l)		401,722	368,581
JP Morgan Mortgage Trust,
Series 2006-A3 6A1 4.528%, 8/25/34 (l)		14,188	13,571
Series 2007-A1 3A3 4.538%, 7/25/35 (l)		27,696	26,052
Series 2007-S3 1A90 7.000%, 8/25/37		47,662	26,213
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 5.882%, 10/25/59 (e)§		475,372	474,865
Lehman XS Trust,
Series 2006-4N A1C1 5.930%, 4/25/46 (l)		8,258	11,676
Ludgate Funding plc,
Series 2007-1 A2A 5.574%, 1/1/61 (l)(m)	GBP	450,181	550,046
Series 2008-W1X A1 6.014%, 1/1/61 (l)(m)		67,245	82,274
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 7.299%, 12/25/32 (l)		$9,319	8,696
MortgageIT Mortgage Loan Trust,
Series 2006-1 1A1 5.930%, 4/25/36 (l)		151,661	140,831
PMT Credit Risk Transfer Trust,
Series 2019-2R A 9.221%, 5/30/25 (l)§		35,610	35,631
Series 2019-3R A 9.153%, 11/27/31 (l)§		14,751	14,771
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		448,019	441,283
Series 2023-AFC3 A1 6.584%, 9/25/58 (e)§		485,283	492,835
PRPM Trust,
Series 2023-NQM3 A1 6.221%, 11/25/68 (e)§		500,000	501,327
RALI Trust,
Series 2005-QO2 A1 6.372%, 9/25/45 (l)		182,518	158,856
Series 2006-QA6 A1 5.850%, 7/25/36 (l)		362,282	336,009
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 7.908%, 10/25/39 (l)§		596,418	599,334
Series 2022-FL8 A 6.987%, 1/25/37 (l)§		588,823	588,278
Reperforming Loan REMIC Trust,
Series 2006-R1 AF1 5.810%, 1/25/36 (l)§		136,768	126,147
Residential Asset Securitization Trust,
Series 2005-A15 5A1 5.750%, 2/25/36		13,401	5,149
Series 2006-A12 A1 6.250%, 11/25/36		165,593	61,384
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,100,000	1,377,324
Ripon Mortgages plc,
Series 1RA A 5.911%, 8/28/56 (l)§		1,504,498	1,915,303
Sequoia Mortgage Trust,
Series 10 2A1 6.232%, 10/20/27 (l)		$1,144	1,094
Series 2003-4 2A1 6.172%, 7/20/33 (l)		7,976	7,236
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 5.970%, 7/19/35 (l)		39,084	34,922
Series 2006-AR3 11A1 5.890%, 4/25/36 (l)		163,562	144,180
Series 2006-AR6 1A3 5.850%, 7/25/46 (l)		622,919	467,467
Towd Point Mortgage Funding,
Series 2019-A13A A1 6.590%, 7/20/45 (l)§	GBP	728,392	928,946
Towd Point Mortgage Funding plc,
Series 2020-A14X A 6.567%, 5/20/45 (l)(m)		1,103,793	1,407,777
Towd Point Mortgage Trust,
Series 2022-1 A1 3.750%, 7/25/62 (l)§		$418,124	390,590
Triangle Re Ltd.,
Series 2021-3 M1A 7.237%, 2/25/34 (l)§		30,198	30,223
UWM Mortgage Trust,
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		689,673	637,158
Verus Securitization Trust,
Series 2023-1 A1 5.850%, 12/25/67 (e)§		436,294	435,873
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR14 1A4 4.020%, 11/25/36 (l)		257,545	219,460
Series 2006-AR9 1A 6.012%, 8/25/46 (l)		70,876	63,951

Total Collateralized Mortgage Obligations			29,857,847

See Notes to Financial Statements.

1413

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Commercial Mortgage-Backed Securities (1.4%)
BAMLL Commercial Mortgage Securities Trust,
Series 2013-WBRK D 3.534%, 3/10/37 (l)§	$135,000	$97,245
Series 2017-SCH AF 6.409%, 11/15/33 (l)§	565,000	503,520
BANK,
Series 2022-BNK40 A4 3.393%, 3/15/64 (l)	700,000	623,975
BBCMS Mortgage Trust,
Series 2020-BID A 7.616%, 10/15/37 (l)§	325,000	320,937
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52	800,000	748,859
Series 2022-B33 A5 3.458%, 3/15/55	800,000	708,379
BFLD Trust,
Series 2020-EYP A 6.626%, 10/15/35 (l)§	800,000	610,422
Series 2021-FPM A 7.076%, 6/15/38 (l)§	494,000	481,029
BX Commercial Mortgage Trust,
Series 2019-IMC E 7.558%, 4/15/34 (l)§	133,619	131,380
Series 2021-XL2 A 6.165%, 10/15/38 (l)§	390,965	383,388
BX Trust,
Series 2021-ARIA A 6.376%, 10/15/36 (l)§	600,000	586,496
CLNC Ltd.,
Series 2019-FL1 A 6.720%, 8/20/35 (l)§	489	487
Commercial Mortgage Trust,
Series 2012-CR5 E 4.541%, 12/10/45 (l)§	151,586	130,078
Series 2015-CR26 ASB 3.373%, 10/10/48	983,707	968,939
Series 2016-COR1 ASB 2.972%, 10/10/49	833,436	810,793
Series 2021-2400 A 6.776%, 12/15/38 (l)§	657,662	600,911
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	827,139
EQUS Mortgage Trust,
Series 2021-EQAZ A 6.231%, 10/15/38 (l)§	599,988	587,984
Extended Stay America Trust,
Series 2021-ESH A 6.556%, 7/15/38 (l)§	746,752	739,282
GS Mortgage Securities Trust,
Series 2015-GC30 AAB 3.120%, 5/10/50	189,909	187,621
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9 E 3.784%, 12/15/47 (l)§	455,400	342,268
Series 2021-HTL5 A 6.591%, 11/15/38 (l)§	800,000	785,996
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22 XA 0.781%, 9/15/47 IO (l)	5,296,587	11,230
LSTAR Commercial Mortgage Trust,
Series 2016-4 A2 2.579%, 3/10/49§	50,462	47,618
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 6.326%, 7/15/36 (l)§	164,087	163,108
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27 ASB 3.557%, 12/15/47	246,027	241,882
Morgan Stanley Capital I Trust,
Series 2021-230P A 6.645%, 12/15/38 (l)§	800,000	736,577
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE A 6.941%, 7/15/36 (l)§	144,306	130,858
New Orleans Hotel Trust,
Series 2019-HNLA A 6.398%, 4/15/32 (l)§	500,000	481,264
NYO Commercial Mortgage Trust,
Series 2021-1290 A 6.571%, 11/15/38 (l)§	800,000	737,975
PFP Ltd.,
Series 2021-8 A 6.476%, 8/9/37 (l)§	224,244	222,945
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 6.670%, 11/25/36 (l)§	553,358	548,747
Series 2023-FL11 A 7.730%, 10/25/39 (l)§	578,615	580,016
SFO Commercial Mortgage Trust,
Series 2021-555 A 6.626%, 5/15/38 (l)§	800,000	748,481
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS6 C 4.389%, 11/15/49 (l)	275,000	244,110

Total Commercial Mortgage-Backed Securities		16,071,939

Corporate Bonds (9.4%)
Communication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
4.350%, 3/1/29	800,000	789,488
2.250%, 2/1/32	6,000	4,954
5.400%, 2/15/34	101,000	103,981
4.500%, 5/15/35	774,000	734,462
Verizon Communications, Inc.
2.550%, 3/21/31	710,000	611,257
4.500%, 8/10/33	156,000	151,643

		2,395,785

Entertainment (0.0%)†
Globo Comunicacao e Participacoes SA
4.875%, 1/22/30§	251,000	215,687
Warnermedia Holdings, Inc.
4.279%, 3/15/32	314,000	286,865

		502,552

See Notes to Financial Statements.

1414

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Interactive Media & Services (0.0%)†
Meta Platforms, Inc.
4.950%, 5/15/33		$127,000	$130,976
Tencent Holdings Ltd.
3.240%, 6/3/50§		226,000	151,309

			282,285

Media (0.2%)
Charter Communications Operating LLC
6.150%, 11/10/26		106,000	107,986
2.250%, 1/15/29		800,000	694,312
Cox Communications, Inc.
5.700%, 6/15/33§		88,000	91,402
CSC Holdings LLC
5.375%, 2/1/28 (x)§		500,000	442,500
Discovery Communications LLC
5.200%, 9/20/47		81,000	69,161
5.300%, 5/15/49		38,000	32,593
Fox Corp.
4.709%, 1/25/29		113,000	112,349
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		84,000	82,738
5.375%, 6/15/33 (x)		113,000	114,872
Time Warner Cable LLC
4.500%, 9/15/42		290,000	226,925

			1,974,838

Wireless Telecommunication Services (0.1%)
T-Mobile USA, Inc.
3.875%, 4/15/30		131,000	124,445
5.050%, 7/15/33		125,000	126,138
3.400%, 10/15/52		800,000	581,859

			832,442

Total Communication Services			5,987,902

Consumer Discretionary (0.9%)
Automobiles (0.4%)
General Motors Co.
6.125%, 10/1/25		51,000	51,613
Hyundai Capital America
5.650%, 6/26/26§		500,000	503,434
1.650%, 9/17/26§		800,000	726,708
5.950%, 9/21/26§		200,000	203,281
6.100%, 9/21/28§		158,000	164,057
Nissan Motor Acceptance Co. LLC
2.750%, 3/9/28§		800,000	705,616
Nissan Motor Co. Ltd.
3.522%, 9/17/25§		600,000	577,918
3.201%, 9/17/28 (m)	EUR	600,000	636,670
4.810%, 9/17/30§		$800,000	748,277

			4,317,574

Broadline Retail (0.1%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		387,000	320,540
Prosus NV
3.257%, 1/19/27§		237,000	217,818
4.027%, 8/3/50§		215,000	140,153

			678,511

Distributors (0.0%)†
LKQ Corp.
6.250%, 6/15/33		94,000	97,958

Hotels, Restaurants & Leisure (0.3%)
Booking Holdings, Inc.
4.500%, 11/15/31	EUR	303,000	363,595
Choice Hotels International, Inc.
3.700%, 12/1/29		$900,000	796,649
Expedia Group, Inc.
6.250%, 5/1/25§		700,000	705,672
Las Vegas Sands Corp.
3.200%, 8/8/24		800,000	785,490
3.500%, 8/18/26		600,000	571,151
3.900%, 8/8/29		381,000	351,470
Marriott International, Inc.
5.550%, 10/15/28		52,000	53,526
4.900%, 4/15/29		253,000	254,396

			3,881,949

Household Durables (0.0%)†
M.D.C. Holdings, Inc.
6.000%, 1/15/43		162,000	150,458

Specialty Retail (0.1%)
Advance Auto Parts, Inc.
3.900%, 4/15/30		367,000	325,934
Ross Stores, Inc.
4.700%, 4/15/27		355,000	348,547

			674,481

Textiles, Apparel & Luxury Goods (0.0%)†
Tapestry, Inc.
7.000%, 11/27/26		63,000	65,326

Total Consumer Discretionary			9,866,257

Consumer Staples (0.4%)
Beverages (0.1%)
Bacardi Ltd.
4.450%, 5/15/25§		800,000	788,152

Consumer Staples Distribution & Retail (0.0%)†
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26		100,000	94,742

Food Products (0.1%)
Cargill, Inc.
5.125%, 10/11/32§		144,000	148,080
JBS USA LUX SA
6.750%, 3/15/34§		151,000	159,098
Pilgrim’s Pride Corp.
6.875%, 5/15/34		234,000	250,965

			558,143

Tobacco (0.2%)
Altria Group, Inc.
3.400%, 5/6/30		310,000	282,570

See Notes to Financial Statements.

1415

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
BAT Capital Corp.
2.259%, 3/25/28		$358,000	$320,146
4.906%, 4/2/30 (x)		156,000	152,293
6.343%, 8/2/30		500,000	523,957
7.750%, 10/19/32		33,000	37,199
6.421%, 8/2/33		108,000	113,043
Imperial Brands Finance plc
3.500%, 7/26/26§		400,000	380,733
6.125%, 7/27/27§		300,000	307,415
Philip Morris International, Inc.
5.000%, 11/17/25		183,000	183,846
4.875%, 2/13/26		89,000	89,270
5.625%, 11/17/29		34,000	35,665
5.375%, 2/15/33		309,000	316,615

			2,742,752

Total Consumer Staples			4,183,789

Energy (0.5%)
Energy Equipment & Services (0.0%)†
FORESEA Holding SA
7.500%, 6/15/30 (m)		100,613	93,822
7.500%, 6/15/30§		101	94
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 2/5/24(y)§		207,137	6,214

			100,130

Oil, Gas & Consumable Fuels (0.5%)
BP Capital Markets America, Inc.
4.893%, 9/11/33		177,000	179,961
2.939%, 6/4/51		240,000	166,440
Cheniere Energy Partners LP
3.250%, 1/31/32		400,000	340,217
Continental Resources, Inc.
5.750%, 1/15/31§		816,000	809,616
2.875%, 4/1/32§		279,000	225,990
Devon Energy Corp.
5.600%, 7/15/41		210,000	201,884
Enbridge, Inc.
5.700%, 3/8/33		400,000	418,066
Energy Transfer LP
4.750%, 1/15/26		325,000	322,576
6.100%, 12/1/28		200,000	210,172
EQT Corp.
5.700%, 4/1/28		45,000	45,716
Marathon Petroleum Corp.
5.125%, 12/15/26		229,000	231,392
Oleoducto Central SA
4.000%, 7/14/27§		232,000	214,574
ONEOK, Inc.
5.550%, 11/1/26		500,000	508,639
4.350%, 3/15/29		208,000	202,066
6.350%, 1/15/31		44,000	46,846
6.100%, 11/15/32		25,000	26,445
6.050%, 9/1/33		10,000	10,586
Ovintiv, Inc.
6.250%, 7/15/33		62,000	63,922
6.500%, 2/1/38		29,000	29,816
Petroleos Mexicanos
10.000%, 2/7/33 (x)		200,000	199,600
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	201,540
Suncor Energy, Inc.
6.800%, 5/15/38		239,000	260,181
Var Energi ASA
7.500%, 1/15/28§		356,000	378,223
8.000%, 11/15/32§		237,000	266,034
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	181,326
3.875%, 11/1/33§		200,000	168,750
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	301,740

			6,212,318

Total Energy			6,312,448

Financials (4.4%)
Banks (2.4%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26 (k)§		400,000	406,090
AIB Group plc
(ICE LIBOR USD 3 Month + 1.87%), 4.263%, 4/10/25 (k)§		321,000	319,354
Banco de Credito del Peru SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.125%, 7/1/30 (k)§		268,000	252,783
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)	EUR	1,700,000	487,946
Banco Santander SA
3.800%, 2/23/28		$200,000	188,630
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.175%, 3/24/28 (k)		200,000	192,149
Bank of America Corp.
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		300,000	286,733
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		682,000	666,551
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		600,000	620,259
Bank of America NA
(SOFR + 1.02%), 6.443%, 8/18/26 (k)		400,000	401,234
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§		258,000	260,776
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		900,000	1,005,419
(SOFR + 2.98%), 6.224%, 5/9/34 (k)		314,000	324,460

See Notes to Financial Statements.

1416

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		$800,000	$710,226
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	420,901
Citibank NA
5.864%, 9/29/25		300,000	304,953
5.488%, 12/4/26		700,000	712,916
Citigroup, Inc.
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		500,000	471,020
Series W
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.000%, 12/10/25 (k)(y)		139,000	127,520
Citizens Financial Group, Inc.
4.300%, 12/3/25		202,000	196,264
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	404,766
Cooperatieve Rabobank UA
5.500%, 10/5/26		400,000	409,015
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.564%, 2/28/29 (k)§		314,000	318,569
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		798,000	838,469
Danske Bank A/S
5.375%, 1/12/24§		800,000	799,863
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.298%, 4/1/28 (k)§		359,000	347,364
Discover Bank
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 1.73%), 5.974%, 8/9/28 (k)		250,000	241,037
Federation des Caisses Desjardins du Quebec
4.550%, 8/23/27 (x)§		267,000	265,032
HSBC Holdings plc
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		694,000	742,257
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		201,000	167,478
(SOFR + 2.39%), 6.254%, 3/9/34 (k)		900,000	952,518
Intesa Sanpaolo SpA
7.200%, 11/28/33§		290,000	308,413
JPMorgan Chase & Co.
(SOFR + 1.07%), 5.546%, 12/15/25 (k)		600,000	600,342
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		100,000	95,806
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		400,000	410,577
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		400,000	365,431
(SOFR + 1.45%), 5.299%, 7/24/29 (k)		500,000	506,875
Lloyds Banking Group plc
4.000%, 3/7/25	AUD	1,300,000	870,659
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.750%, 3/7/25 (k)		1,100,000	752,640
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.75%), 7.953%, 11/15/33 (k)		$300,000	342,043
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)(x)		200,000	206,458
Mizuho Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.414%, 9/13/28 (k)		257,000	260,027
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.667%, 5/27/29 (k)		314,000	321,319
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.76%), 4.269%, 3/22/25 (k)		311,000	309,963
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.472%, 11/10/26 (k)		359,000	371,307
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
PNC Financial Services Group, Inc. (The)
(SOFR + 1.93%), 5.068%, 1/24/34 (k)		$70,000	68,459
Santander Holdings USA, Inc.
(SOFR + 1.25%), 2.490%, 1/6/28 (k)		476,000	435,764
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		503,000	518,747
(SOFR + 2.70%), 6.565%, 6/12/29 (k)		4,000	4,119
(SOFR + 3.28%), 7.660%, 11/9/31 (k)		6,000	6,497
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.833%, 11/21/26 (k)		366,000	372,845
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		400,000	414,175
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.447%, 1/12/27 (k)§		300,000	304,566

See Notes to Financial Statements.

1417

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		$500,000	$527,456
Standard Chartered plc
(SOFR + 0.93%), 6.360%, 11/23/25 (k)§		700,000	696,401
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.971%, 3/30/26 (k)§		290,000	282,782
(ICE LIBOR USD 3 Month + 1.51%), 7.162%, 1/30/27 (k)(y)§		200,000	191,480
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.301%, 1/9/29 (k)§		500,000	511,565
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		1,000,000	977,954
Sumitomo Mitsui Trust Bank Ltd. 5.500%, 3/9/28§		500,000	511,436
Swedbank AB
Series NC5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.13%), 5.625%, 9/17/24 (k)(m)(y)		200,000	196,000
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26 (k)§		350,000	329,306
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.127%, 6/3/32 (k)§		200,000	168,391
US Bancorp
Series J
(CME Term SOFR 3 Month + 3.18%), 5.300%, 4/15/27 (k)(y)		171,000	153,045
Wells Fargo & Co.
(CME Term SOFR 3 Month + 1.09%), 2.406%, 10/30/25(k)		500,000	487,045
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)(x)		500,000	479,040
(SOFR + 1.74%), 5.574%, 7/25/29 (k)		500,000	511,097
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		100,000	105,250
Series BB
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.900%, 3/15/26 (k)(y)		114,000	104,595
Wells Fargo Bank NA
(SOFR + 1.07%), 6.476%, 12/11/26 (k)		400,000	402,288

			28,324,715

Capital Markets (1.0%)
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§		800,000	747,479
Charles Schwab Corp. (The)
Series I
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.000%, 6/1/26 (k)(y)		326,000	287,695
Credit Suisse AG
4.750%, 8/9/24		600,000	596,284
7.950%, 1/9/25		600,000	613,226
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)		2,020,000	1,986,922
(SOFR + 2.52%), 7.146%, 7/13/27 (k)		159,000	165,518
Goldman Sachs Group, Inc. (The)
(CME Term SOFR 3 Month + 1.46%), 3.272%, 9/29/25 (k)		400,000	393,256
(CME Term SOFR 3 Month + 2.01%), 7.402%, 10/28/27 (k)		700,000	709,850
Series P
(CME Term SOFR 3 Month + 3.14%), 8.505%, 2/5/24 (k)(y)		22,000	21,870
Morgan Stanley
(EURIBOR 3 Month + 0.70%), 0.406%, 10/29/27 (k)	EUR	229,000	231,999
(SOFR + 1.61%), 4.210%, 4/20/28 (k)		$177,000	172,708
(SOFR + 1.73%), 5.123%, 2/1/29 (k)		400,000	401,378
(SOFR + 1.63%), 5.449%, 7/20/29 (k)		500,000	509,508
Nasdaq, Inc.
5.350%, 6/28/28		300,000	307,946
Nomura Holdings, Inc.
5.709%, 1/9/26		868,000	875,850
5.842%, 1/18/28		200,000	204,119
6.181%, 1/18/33 (x)		200,000	213,302
S&P Global, Inc.
4.750%, 8/1/28		16,000	16,258
4.250%, 5/1/29		71,000	70,535
Stifel Financial Corp.
4.000%, 5/15/30		900,000	817,995
UBS Group AG
(USD Swap Semi 5 Year + 4.87%), 7.000%, 2/19/25 (k)(m)(y)		200,000	198,000
(SOFR + 3.34%), 6.373%, 7/15/26 (k)§		399,000	402,990

See Notes to Financial Statements.

1418

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§		$700,000	$703,869
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§		300,000	308,605
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.250%, 11/13/28 (k)(y)§		210,000	225,488

			11,182,650

Consumer Finance (0.6%)
AerCap Ireland Capital DAC
1.650%, 10/29/24		200,000	193,044
AGFC Capital Trust I
(CME Term SOFR 3 Month + 2.01%), 7.405%, 1/15/67 (k)§		1,070,000	559,642
Ally Financial, Inc.
5.800%, 5/1/25		500,000	500,666
2.200%, 11/2/28		800,000	679,507
(SOFR + 3.26%), 6.992%, 6/13/29 (k)		176,000	181,805
American Express Co.
(SOFR + 1.33%), 6.338%, 10/30/26 (k)		400,000	409,532
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.70%), 6.130%, 11/22/24 (k)		300,000	300,478
Capital One Financial Corp.
(SOFR + 2.08%), 5.468%, 2/1/29 (k)		75,000	74,756
(SOFR + 2.86%), 6.377%, 6/8/34 (k)		211,000	216,821
Ford Motor Credit Co. LLC
5.584%, 3/18/24		500,000	497,000
5.125%, 6/16/25		900,000	884,781
3.250%, 9/15/25	EUR	600,000	653,387
General Motors Financial Co., Inc.
5.800%, 6/23/28		$72,000	73,967
4.300%, 4/6/29		44,000	42,356
Harley-Davidson Financial Services, Inc.
3.050%, 2/14/27§		279,000	258,705
LeasePlan Corp. NV
2.875%, 10/24/24§		800,000	784,219
Synchrony Financial
4.875%, 6/13/25		38,000	37,343
4.500%, 7/23/25		39,000	38,026
3.950%, 12/1/27		46,000	43,134
2.875%, 10/28/31		216,000	173,205

			6,602,374

Financial Services (0.2%)
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 9.152%, 1/28/29 (k)(m)	EUR	700,000	768,901
Fiserv, Inc.
3.500%, 7/1/29		$409,000	384,945
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	2	—
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27 (k)§		$400,000	413,477
(SOFR + 1.29%), 2.972%, 2/16/28 (k)§		385,000	358,079
Worldline SA
4.125%, 9/12/28 (m)	EUR	200,000	218,110

			2,143,512

Insurance (0.2%)
Corebridge Global Funding
5.900%, 9/19/28§		$400,000	412,912
MassMutual Global Funding II
4.500%, 4/10/26§		600,000	598,811
5.050%, 12/7/27 (x)§		500,000	506,586
MetLife Capital Trust IV
7.875%, 12/15/37§		192,000	205,920
Principal Life Global Funding II
1.250%, 8/16/26§		800,000	723,691
Swiss Re Finance Luxembourg SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.000%, 4/2/49 (k)(m)		200,000	190,936

			2,638,856

Total Financials			50,892,107

Health Care (0.2%)
Health Care Providers & Services (0.1%)
Cigna Group (The)
4.375%, 10/15/28		165,000	163,217
CVS Health Corp.
4.300%, 3/25/28		12,000	11,786
HCA, Inc.
5.250%, 6/15/26		47,000	46,918
Ochsner LSU Health System of North Louisiana
Series 2021 2.510%, 5/15/31		240,000	161,464
UnitedHealth Group, Inc.
4.250%, 1/15/29		600,000	598,700

			982,085

Pharmaceuticals (0.1%)
Bayer US Finance II LLC
4.250%, 12/15/25§		1,000,000	973,818
Bayer US Finance LLC
6.125%, 11/21/26 (x)§		288,000	291,787

See Notes to Financial Statements.

1419

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Zoetis, Inc.
5.400%, 11/14/25		$205,000	$206,528

			1,472,133

Total Health Care			2,454,218

Industrials (0.5%)
Aerospace & Defense (0.2%)
Boeing Co. (The)
1.950%, 2/1/24		700,000	697,719
5.930%, 5/1/60		400,000	413,573
Embraer Netherlands Finance BV
5.400%, 2/1/27		240,000	237,077
HEICO Corp.
5.250%, 8/1/28		300,000	306,150
Huntington Ingalls Industries, Inc.
2.043%, 8/16/28		800,000	703,535

			2,358,054

Ground Transportation (0.1%)
ENA Master Trust
4.000%, 5/19/48§		206,000	143,872
ERAC USA Finance LLC
4.600%, 5/1/28§		90,000	89,514
4.900%, 5/1/33§		225,000	224,868
Lima Metro Line 2 Finance Ltd.
4.350%, 4/5/36§		174,993	159,244

			617,498

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.
4.125%, 11/2/34	EUR	240,000	280,903

Machinery (0.1%)
Daimler Truck Finance North America LLC
2.000%, 12/14/26§		$800,000	736,004
Flowserve Corp.
2.800%, 1/15/32		202,000	165,036
Parker-Hannifin Corp.
3.250%, 6/14/29 (x)		121,000	113,830
Westinghouse Air Brake Technologies Corp.
4.150%, 3/15/24 (e)		185,000	184,582

			1,199,452

Trading Companies & Distributors (0.1%)
Aircastle Ltd.
4.250%, 6/15/26		5,000	4,822
Aviation Capital Group LLC
4.375%, 1/30/24§		88,000	87,859
5.500%, 12/15/24§		196,000	195,019
1.950%, 1/30/26§		192,000	177,492
1.950%, 9/20/26§		62,000	56,170
3.500%, 11/1/27§		38,000	34,965
6.750%, 10/25/28§		500,000	521,261
6.375%, 7/15/30§		114,000	117,409
TTX Co.
5.500%, 9/25/26§		300,000	304,996

			1,499,993

Total Industrials			5,955,900

Information Technology (0.4%)
IT Services (0.1%)
International Business Machines Corp.
4.500%, 2/6/26 (x)		251,000	250,050
4.900%, 7/27/52		264,000	252,804
Kyndryl Holdings, Inc.
2.050%, 10/15/26		411,000	373,960

			876,814

Semiconductors & Semiconductor Equipment (0.3%)
Broadcom, Inc.
2.450%, 2/15/31§		800,000	683,970
3.419%, 4/15/33§		600,000	526,450
3.469%, 4/15/34§		769,000	668,539
3.137%, 11/15/35§		578,000	474,853
4.926%, 5/15/37§		192,000	185,762
Micron Technology, Inc.
4.975%, 2/6/26 (x)		700,000	700,037

			3,239,611

Software (0.0%)†
Infor, Inc.
1.750%, 7/15/25§		119,000	112,645
Oracle Corp.
4.500%, 5/6/28		200,000	199,927
4.650%, 5/6/30		200,000	198,613
5.375%, 7/15/40		45,000	44,211

			555,396

Technology Hardware, Storage & Peripherals (0.0%)†
Apple, Inc.
4.100%, 8/8/62		202,000	180,008
Western Digital Corp.
2.850%, 2/1/29		51,000	43,664

			223,672

Total Information Technology			4,895,493

Materials (0.1%)
Containers & Packaging (0.1%)
Berry Global, Inc.
1.570%, 1/15/26		800,000	739,504
WRKCo., Inc.
4.000%, 3/15/28		280,000	269,719

			1,009,223

Metals & Mining (0.0%)†
Freeport Indonesia PT
4.763%, 4/14/27§		215,000	211,799
Glencore Funding LLC
5.400%, 5/8/28§		146,000	148,336
6.500%, 10/6/33§		67,000	73,167

			433,302

Total Materials			1,442,525

Real Estate (0.6%)
Diversified REITs (0.1%)
GLP Capital LP (REIT)
5.250%, 6/1/25		600,000	595,500

See Notes to Financial Statements.

1420

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
4.000%, 1/15/31		$66,000	$59,189
3.250%, 1/15/32		138,000	116,610
6.750%, 12/1/33		38,000	41,005

			812,304

Health Care REITs (0.0%)†
Omega Healthcare Investors, Inc. (REIT)
3.375%, 2/1/31		700,000	593,925

Office REITs (0.1%)
Corporate Office Properties LP (REIT)
2.250%, 3/15/26		700,000	652,885
Kilroy Realty LP (REIT)
4.375%, 10/1/25 (x)		1,000,000	968,642

			1,621,527

Real Estate Management & Development (0.1%)
Tesco Property Finance 5 plc
5.661%, 10/13/41 (m)	GBP	469,903	599,956

Retail REITs (0.0%)†
Retail Opportunity Investments Partnership LP (REIT)
6.750%, 10/15/28		$400,000	419,820

Specialized REITs (0.3%)
American Tower Corp. (REIT)
3.650%, 3/15/27		144,000	138,317
5.800%, 11/15/28 (x)		700,000	729,223
2.100%, 6/15/30		54,000	45,357
Crown Castle, Inc. (REIT)
3.700%, 6/15/26		800,000	772,888
5.600%, 6/1/29		68,000	69,451
5.800%, 3/1/34 (x)		70,000	72,172
EPR Properties (REIT)
3.600%, 11/15/31		800,000	663,313
Equinix, Inc. (REIT)
2.500%, 5/15/31		800,000	679,898

			3,170,619

Total Real Estate			7,218,151

Utilities (0.9%)
Electric Utilities (0.6%)
Appalachian Power Co.
Series AA 2.700%, 4/1/31		800,000	686,772
Avangrid, Inc.
3.800%, 6/1/29		900,000	848,582
Comision Federal de Electricidad
4.688%, 5/15/29§		222,000	208,749
Duke Energy Carolinas NC Storm Funding LLC
Series A-2 2.617%, 7/1/41		154,000	119,009
Edison International
3.550%, 11/15/24		600,000	588,442
Enel Finance America LLC
7.100%, 10/14/27§		600,000	638,734
Enel Finance International NV
2.250%, 7/12/31§		800,000	650,320
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 6.192%, 5/8/25 (k)(x)		400,000	400,897
IPALCO Enterprises, Inc.
4.250%, 5/1/30		700,000	646,416
NRG Energy, Inc.
7.000%, 3/15/33§		238,000	251,134
Pacific Gas and Electric Co.
3.500%, 6/15/25		700,000	678,783
3.150%, 1/1/26		600,000	571,362
2.950%, 3/1/26		600,000	565,356
6.400%, 6/15/33		100,000	105,322
Terraform Global Operating LP
6.125%, 3/1/26 (x)§		26,000	25,655
Vistra Operations Co. LLC
6.950%, 10/15/33§		232,000	243,720

			7,229,253

Gas Utilities (0.1%)
National Fuel Gas Co.
2.950%, 3/1/31		1,000,000	831,895

Independent Power and Renewable Electricity Producers (0.0%)†
Alexander Funding Trust II
7.467%, 7/31/28§		121,000	126,560

Multi-Utilities (0.2%)
Ameren Corp.
5.000%, 1/15/29		500,000	501,822
Berkshire Hathaway Energy Co.
6.125%, 4/1/36		229,000	247,835
Dominion Energy, Inc.
Series C 2.250%, 8/15/31		800,000	660,826
National Grid plc
5.602%, 6/12/28		300,000	307,891
WEC Energy Group, Inc.
1.375%, 10/15/27		600,000	529,265

			2,247,639

Water Utilities (0.0%)†
American Water Capital Corp.
3.450%, 6/1/29		72,000	67,880

Total Utilities			10,503,227

Total Corporate Bonds			109,712,017

Foreign Government Securities (0.5%)
Boncer Government Bond
3.750%, 5/20/24 TIPS (r)	ARS	1,714,466	2,829
Dominican Republic Government Bond
4.875%, 9/23/32§		$276,000	250,923
Japan International Cooperation Agency
2.750%, 4/27/27		900,000	848,019
Kingdom of Saudi Arabia
5.000%, 1/18/53§		500,000	469,844
Magyar Export-Import Bank Zrt.
6.125%, 12/4/27§		254,000	258,407
Mex Bonos Desarr Fix Rt
8.500%, 3/1/29	MXN	17,000,000	977,392

See Notes to Financial Statements.

1421

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Series M 20 8.500%, 5/31/29	MXN	5,000,000	$288,367
Mexican Udibonos
3.000%, 12/3/26		3,323,140	181,746
4.000%, 11/30/28		4,952,999	284,545
2.750%, 11/27/31		9,107,128	472,722
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 129.199%, 4/12/25 (k)(m)(r)	ARS	240,000	307
Republic of Colombia
3.125%, 4/15/31		$235,000	191,011
Republic of Panama
9.375%, 4/1/29		190,000	214,997
Republic of Peru
6.950%, 8/12/31 (m)	PEN	500,000	139,433
Romania Government Bond
2.000%, 4/14/33 (m)	EUR	800,000	656,673
State of Qatar
5.103%, 4/23/48§		$800,000	808,560

Total Foreign Government Securities			6,045,775

Mortgage-Backed Securities (11.3%)
FHLMC
4.170%, 4/1/28		300,000	294,379
4.380%, 5/1/28		900,000	886,734
6.375%, 11/1/31 (l)		1,133	1,138
5.500%, 1/1/35		22,773	23,431
5.500%, 7/1/35		17,350	17,800
4.000%, 7/1/44		142,886	138,570
4.000%, 2/1/46		217,537	211,072
4.500%, 10/1/48		133,110	131,821
4.500%, 11/1/48		238,762	236,302
5.000%, 11/1/48		73,611	74,273
FHLMC UMBS
3.500%, 9/1/49		276,542	258,333
3.500%, 10/1/49		268,235	250,456
3.500%, 11/1/49		101,765	95,001
3.500%, 1/1/50		399,988	373,527
2.000%, 6/1/51		199,999	164,236
2.000%, 3/1/52		1,029,052	847,612
3.000%, 3/1/52		659,609	588,122
2.500%, 4/1/52		1,173,099	1,008,293
3.500%, 4/1/52		95,132	87,352
3.500%, 12/1/52		11,002,597	10,102,811
5.000%, 5/1/53		415,169	411,161
5.000%, 6/1/53		764,414	757,034
4.000%, 8/1/53		900,818	852,405
5.000%, 8/1/53		99,990	98,994
5.500%, 11/1/53		197,599	198,599
4.000%, 12/1/53		97,314	92,084
FNMA
5.865%, 10/1/27 (l)		2,253,075	2,243,303
5.951%, 1/1/28 (l)		2,080	2,079
4.241%, 3/1/33 (l)		6,446	6,248
5.905%, 1/1/36 (l)		29,834	30,235
3.835%, 2/1/37 (l)		40,526	41,153
5.580%, 12/1/40 (l)		1,237	1,239
FNMA UMBS
9.000%, 8/1/26		40	41
2.500%, 5/1/30		4,828	4,597
2.500%, 8/1/31		184,406	174,146
2.500%, 11/1/31		273,800	258,138
2.500%, 12/1/31		101,397	95,472
2.500%, 1/1/32		246,724	233,030
2.500%, 2/1/32		13,143	12,349
5.500%, 4/1/33		21,794	22,289
5.500%, 7/1/33		20,111	20,573
5.500%, 4/1/34		11,169	11,439
5.500%, 5/1/34		7,962	8,156
5.500%, 11/1/34		32,255	33,097
5.500%, 2/1/35		119,121	122,146
4.500%, 8/1/35		4,425	4,412
5.000%, 10/1/35		9,205	9,353
5.000%, 7/1/36		9,674	9,827
5.000%, 12/1/39		25,932	26,463
4.000%, 12/1/40		89,343	86,635
4.500%, 3/1/41		11,990	11,979
4.500%, 7/1/41		1,209	1,209
3.500%, 2/1/42		58,009	54,958
3.500%, 11/1/42		632,627	598,843
3.500%, 1/1/43		107,025	101,212
3.500%, 4/1/43		371,289	350,997
4.000%, 10/1/43		352,607	340,701
3.000%, 5/1/45		30,660	27,902
3.500%, 3/1/48		674,770	632,240
3.500%, 5/1/48		566,064	530,208
4.500%, 9/1/48		276,509	273,517
3.500%, 10/1/49		280,646	261,993
3.500%, 11/1/49		216,581	202,118
3.500%, 1/1/50		350,564	327,154
3.000%, 4/1/51		1,836,431	1,627,934
2.000%, 7/1/51		1,077,050	883,107
2.500%, 1/1/52		339,468	292,030
3.000%, 2/1/52		798,767	712,698
2.500%, 3/1/52		735,439	629,393
3.000%, 3/1/52		1,029,226	917,681
3.500%, 3/1/52		199,981	183,685
2.500%, 4/1/52		743,432	638,488
2.500%, 5/1/52		1,010,849	868,188
3.500%, 6/1/52		396,520	364,836
3.500%, 7/1/52		185,636	170,513
5.000%, 4/1/53		770,892	763,449
4.500%, 5/1/53		486,012	473,092
5.000%, 5/1/53		559,038	553,640
5.000%, 6/1/53		481,523	476,874
5.000%, 7/1/53		5,999,401	5,939,603
4.500%, 1/1/54		1,799,820	1,745,896
FNMA/FHLMC UMBS, 30 Year, Single Family
2.000%, 1/25/54 TBA		1,000,000	818,203
2.500%, 1/25/54 TBA		4,260,425	3,631,347
3.000%, 1/25/54 TBA		37,000,000	32,773,904
3.500%, 1/25/54 TBA		5,000,000	4,592,969
4.000%, 1/25/54 TBA		16,701,368	15,811,499
4.500%, 1/25/54 TBA		8,000,000	7,763,750
5.000%, 1/25/54 TBA		5,000,000	4,951,563
5.500%, 1/25/54 TBA		12,248,000	12,312,111
6.500%, 1/25/54 TBA		234,639	240,432

See Notes to Financial Statements.

1422

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
GNMA
3.625%, 7/20/27 (l)	$317	$310
3.000%, 5/15/43	112,789	103,694
3.000%, 7/15/45	164,073	151,248
3.000%, 5/20/46	124,216	114,541
3.500%, 10/15/49	85,780	80,630
3.500%, 1/15/50	17,769	16,696
3.500%, 2/15/50	132,959	124,935
5.500%, 4/20/53	724,410	729,438
3.000%, 1/15/54 TBA	183,093	165,985
4.500%, 1/15/54 TBA	2,354,000	2,298,828
5.000%, 1/15/54 TBA	1,875,000	1,864,160
5.500%, 1/15/54 TBA	496,000	499,217

Total Mortgage-Backed Securities		131,659,558

Municipal Bonds (0.2%)
Louisiana Local Government Environmental Facilities & Community Development Authority Systems,
Series 2023 5.198%, 12/1/39	500,000	514,486
Sales Tax Securitization Corp.
3.007%, 1/1/33	800,000	691,736
State Board of Administration Finance Corp.
1.705%, 7/1/27	288,000	260,758
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023
5.169%, 4/1/41	400,000	413,356
University of California
3.071%, 5/15/51	335,000	240,897

Total Municipal Bonds		2,121,233

U.S. Government Agency Securities (44.2%)
FFCB
0.375%, 1/15/25	5,124,000	4,898,551
1.320%, 1/21/25	20,000,000	19,304,534
4.250%, 9/30/25	15,466,000	15,410,538
4.375%, 7/6/26	10,000,000	10,040,611
4.625%, 7/17/26	3,010,000	3,039,134
FHLB
2.500%, 2/13/24	305,000	303,917
2.875%, 9/13/24	40,000,000	39,385,364
4.500%, 10/3/24	25,000,000	24,907,600
2.750%, 12/13/24	27,030,000	26,497,282
1.000%, 12/20/24	30,000,000	28,933,191
2.375%, 3/14/25	5,500,000	5,352,336
4.625%, 6/6/25	4,555,000	4,564,031
1.875%, 9/11/26	20,000,000	18,872,576
4.625%, 11/17/26	500,000	507,351
4.000%, 6/30/28	615,000	618,095
3.250%, 11/16/28	12,910,000	12,584,735
FHLMC
1.500%, 2/12/25	42,935,000	41,466,567
5.300%, 2/24/25	1,900,000	1,897,324
5.680%, 4/3/25	1,200,000	1,200,000
5.730%, 4/3/25	1,200,000	1,200,000
5.375%, 4/24/25	800,000	799,439
0.375%, 7/21/25	30,000,000	28,192,557
0.375%, 9/23/25	30,000,000	28,007,241
0.800%, 10/28/26	3,000,000	2,724,401
6.750%, 9/15/29	39,000,000	44,536,771
6.750%, 3/15/31	2,510,000	2,929,081
6.250%, 7/15/32	17,700,000	20,572,443
FNMA
2.500%, 2/5/24	3,545,000	3,535,371
1.625%, 1/7/25	30,000,000	29,080,761
1.875%, 9/24/26	25,816,000	24,356,022
7.250%, 5/15/30	10,000,000	11,823,427
6.625%, 11/15/30	10,000,000	11,518,607
Tennessee Valley Authority
3.875%, 3/15/28	20,000,000	19,926,012
7.125%, 5/1/30	13,000,000	15,155,909
1.500%, 9/15/31	6,700,000	5,539,417
Series B 4.700%, 7/15/33	7,658,000	7,927,142

Total U.S. Government Agency Securities		517,608,338

U.S. Treasury Obligations (35.0%)
U.S. Treasury Bonds
4.250%, 5/15/39	200,000	206,500
4.375%, 11/15/39	200,000	208,781
4.625%, 2/15/40	200,000	214,562
1.375%, 11/15/40 (z)	10,200,000	6,784,594
1.875%, 2/15/41	4,800,000	3,460,500
1.750%, 8/15/41	1,945,900	1,356,961
3.750%, 8/15/41	94,000	89,682
2.000%, 11/15/41	422,500	306,379
2.375%, 2/15/42	469,000	360,764
3.000%, 5/15/42	1,010,500	857,188
3.250%, 5/15/42	4,070,500	3,581,404
4.000%, 11/15/42	720,400	702,052
3.875%, 2/15/43	274,500	262,534
3.875%, 5/15/43 (z)	1,300,000	1,243,328
3.625%, 8/15/43	363,600	335,137
4.375%, 8/15/43	680,100	696,465
3.750%, 11/15/43	421,000	394,358
4.750%, 11/15/43	266,900	287,043
3.625%, 2/15/44	1,055,000	968,952
3.375%, 5/15/44	800,000	706,875
3.125%, 8/15/44	4,689,100	3,979,141
3.000%, 11/15/44	483,700	401,320
3.000%, 5/15/45	400,000	330,750
2.875%, 8/15/45	2,700,000	2,181,938
3.000%, 5/15/47 (z)	5,900,000	4,834,313
3.000%, 2/15/48	1,500,000	1,226,250
3.000%, 2/15/49	700,000	571,703
2.875%, 5/15/49	4,500,000	3,588,750
1.250%, 5/15/50	1,100,100	595,257
1.875%, 2/15/51	988,500	629,242
2.000%, 8/15/51	1,457,400	955,052
2.875%, 5/15/52	571,800	456,815
3.625%, 5/15/53	291,200	270,316
4.125%, 8/15/53	558,200	566,660
4.750%, 11/15/53	64,800	72,940
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	522,624	411,076
1.000%, 2/15/49 TIPS	122,269	99,038

See Notes to Financial Statements.

1423

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
0.250%, 2/15/50 TIPS		$359,016	$235,717
0.125%, 2/15/51 TIPS		472,700	294,957
0.125%, 2/15/52 TIPS		110,524	68,387
U.S. Treasury Inflation Linked Notes
0.500%, 4/15/24 TIPS		853,937	843,504
0.250%, 1/15/25 TIPS		1,948,485	1,891,224
1.250%, 4/15/28 TIPS (z)		8,000,772	7,804,504
0.250%, 7/15/29 TIPS		3,548,290	3,286,603
0.125%, 7/15/31 TIPS		2,410,674	2,149,455
0.125%, 1/15/32 TIPS		554,955	488,967
0.625%, 7/15/32 TIPS		1,694,288	1,553,053
U.S. Treasury Notes
2.125%, 7/31/24# (z)		10,000,000	9,828,516
2.125%, 9/30/24 (z)		4,700,000	4,602,879
5.000%, 10/31/25		516,900	522,877
4.875%, 11/30/25		642,300	649,074
2.250%, 8/15/27		15,389,700	14,515,613
4.125%, 9/30/27		1,096,700	1,104,154
4.125%, 10/31/27		3,835,900	3,861,673
2.250%, 11/15/27		20,097,700	18,902,829
3.875%, 11/30/27		8,294,400	8,280,144
3.875%, 12/31/27		837,600	836,684
4.375%, 8/31/28		24,165,600	24,698,000
4.625%, 9/30/28		12,615,100	13,031,990
4.875%, 10/31/28		36,741,900	38,380,934
3.125%, 11/15/28		6,906,600	6,677,279
4.375%, 11/30/28		14,939,500	15,301,317
3.750%, 12/31/28		806,000	802,978
2.625%, 2/15/29		9,196,800	8,667,984
2.375%, 5/15/29		30,797,500	28,581,524
2.625%, 7/31/29		32,629,200	30,592,423
1.750%, 11/15/29		3,249,400	2,903,898
3.750%, 5/31/30		1,422,600	1,411,819
0.625%, 8/15/30		5,979,100	4,855,216
2.750%, 8/15/32		20,325,300	18,645,288
3.875%, 8/15/33		811,300	811,934
4.500%, 11/15/33		84,240,200	88,597,002

Total U.S. Treasury Obligations			409,875,020

Total Long-Term Debt Securities (107.7%) (Cost $1,295,371,407)			1,260,770,676

SHORT-TERM INVESTMENTS:
Commercial Paper (0.0%)†
Intercontinental Exchange, Inc.
11.06%, 1/2/24(n)(p)§		400,000	399,754

Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil
18.41%, 1/1/24 (p)	BRL	400,000	82,304
0.00%, 7/1/24 (p)		1,700,000	332,929

Total Foreign Government Treasury Bills			415,233

	Number of Shares		Value (Note 1)
Investment Companies (0.2%)
Dreyfus Treasury Obligations Cash Management Fund
5.25% (7 day yield) (xx)		156,739	156,739
Invesco Government & Agency Portfolio, Institutional Shares
5.29% (7 day yield) (xx)		2,437,506	$2,437,506

Total Investment Companies			2,594,245

	Principal Amount		Value (Note 1)
U.S. Treasury Obligations (0.8%)
U.S. Treasury Bills
4.72%, 1/18/24 (p)		$638,400	636,897
5.15%, 2/27/24 (p)		315,600	313,003
5.10%, 3/7/24 (p)		1,952,900	1,934,536
5.12%, 3/12/24 (p)		640,800	634,309
5.17%, 4/2/24 (p)		1,913,000	1,887,772
5.19%, 4/25/24 (p)		574,400	564,947
5.14%, 5/23/24 (p)		655,200	641,999
5.12%, 6/27/24 (p)		2,695,000	2,628,115

Total U.S. Treasury Obligations			9,241,578

Total Short-Term Investments (1.1%) (Cost $12,645,891)			12,650,810

Total Investments in Securities (108.8%) (Cost $1,308,017,298)			1,273,421,486
Other Assets Less Liabilities (-8.8%)			(103,368,857)

Net Assets (100%)			$1,170,052,629

†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $98,990,464 or 8.5% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $382,329.
(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $7,162,040 or 0.6% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

See Notes to Financial Statements.

1424

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $2,542,183. This was collateralized by cash of $2,594,245 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	—	Adjustable Rate Mortgage
ARS	—	Argentine Peso
ASX	—	Australian Securities Exchange
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CME	—	Chicago Mercantile Exchange
CLO	—	Collateralized Loan Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
EURIBOR	—	Euro Interbank Offered Rate
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
OAT	—	Obligations Assimilables du Trésor
PEN	—	Peruvian Sol
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STACR	—	Structured Agency Credit Risk
TBA	—	To Be Announced; Security is subject to delayed delivery
TIPS	—	Treasury Inflation Protected Security
THB	—	Thailand Baht
UMBS	—	Uniform Mortgage-Backed Securities
USD	—	United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR	70	3/2024	USD	16,562,438	(351,507)
Euro-Bund	25	3/2024	EUR	3,787,101	112,683
U.S. Treasury 2 Year Note	60	3/2024	USD	12,354,844	117,577
U.S. Treasury 5 Year Note	205	3/2024	USD	22,298,555	479,319
U.S. Treasury 10 Year Note	2	3/2024	USD	225,781	7,122
U.S. Treasury 10 Year Ultra Note	62	3/2024	USD	7,316,969	342,435
U.S. Treasury Ultra Bond	45	3/2024	USD	6,011,719	507,234
3 Month SOFR	100	9/2024	USD	23,871,250	161,112

					1,375,975

Short Contracts
Euro-BTP	(4)	3/2024	EUR	(526,143)	(17,036)
Euro-OAT	(3)	3/2024	EUR	(435,541)	(12,110)
Japan 10 Year Bond	(10)	3/2024	JPY	(10,404,965)	(84,858)
Long Gilt	(1)	3/2024	GBP	(130,843)	(8,844)
U.S. Treasury 2 Year Note	(6)	3/2024	USD	(1,235,484)	(9,195)
U.S. Treasury 10 Year Ultra Note	(148)	3/2024	USD	(17,466,313)	(702,418)
U.S. Treasury Long Bond	(44)	3/2024	USD	(5,497,250)	(406,722)
U.S. Treasury Ultra Bond	(35)	3/2024	USD	(4,675,781)	(452,594)
3 Month SOFR	(100)	12/2024	USD	(23,976,250)	(191,563)

					(1,885,340)

					(509,365)

See Notes to Financial Statements.

1425

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	3,581,131	USD	732,775	JPMorgan Chase Bank**	1/3/2024	4,448
USD	330,408	BRL	1,594,881	JPMorgan Chase Bank**	1/3/2024	2,081
AUD	2,488,729	USD	1,646,058	Bank of America	1/9/2024	50,217
MXN	6,410,000	USD	370,253	Goldman Sachs Bank USA	1/31/2024	5,329
MXN	7,285,000	USD	424,813	JPMorgan Chase Bank	1/31/2024	2,038
IDR	3,185,043,569	USD	206,664	Bank of America**	3/20/2024	14
IDR	5,770,702,531	USD	374,162	Goldman Sachs Bank USA**	3/20/2024	299
IDR	4,740,081,780	USD	307,020	JPMorgan Chase Bank**	3/20/2024	564
THB	38,223,048	USD	1,104,696	JPMorgan Chase Bank	3/20/2024	22,685
BRL	1,091,965	USD	221,989	JPMorgan Chase Bank**	4/2/2024	940

Total unrealized appreciation						88,615

BRL	1,100,000	USD	226,743	Goldman Sachs Bank USA**	1/3/2024	(294)
USD	394,760	BRL	2,000,000	Goldman Sachs Bank USA**	1/3/2024	(16,966)
USD	221,989	BRL	1,080,865	JPMorgan Chase Bank**	1/3/2024	(521)
USD	365,780	CAD	495,000	Goldman Sachs Bank USA	1/9/2024	(7,827)
USD	146,549	DKK	998,900	Barclays Bank plc	1/9/2024	(1,421)
USD	10,005,508	EUR	9,101,000	Barclays Bank plc	1/9/2024	(43,858)
USD	260,241	EUR	237,000	Goldman Sachs Bank USA	1/9/2024	(1,455)
USD	540,723	GBP	425,718	Bank of America	1/9/2024	(1,936)
USD	8,927,823	GBP	7,058,379	Barclays Bank plc	1/9/2024	(69,438)
USD	170,949	JPY	24,900,000	Goldman Sachs Bank USA	1/9/2024	(5,814)
USD	852,799	EUR	798,687	JPMorgan Chase Bank	1/10/2024	(29,149)
USD	254,660	MYR	1,188,496	Goldman Sachs Bank USA**	1/17/2024	(4,245)
USD	371,793	MXN	6,603,000	Barclays Bank plc	1/31/2024	(15,097)
USD	95,547	MXN	1,675,000	Deutsche Bank AG	1/31/2024	(2,597)
USD	1,555,412	MXN	27,291,067	Goldman Sachs Bank USA	1/31/2024	(43,657)
USD	38,708	MXN	671,000	JPMorgan Chase Bank	1/31/2024	(608)
IDR	4,412,221,433	USD	286,647	Goldman Sachs Bank USA**	3/20/2024	(338)
USD	1,122,006	IDR	17,302,454,526	Bank of America**	3/20/2024	(750)
USD	151,206	PEN	574,354	Bank of America**	3/20/2024	(3,678)
USD	335	THB	11,599	Barclays Bank plc	3/20/2024	(7)
BRL	1,610,972	USD	330,408	JPMorgan Chase Bank**	4/2/2024	(1,521)
USD	242,273	BRL	1,200,000	Goldman Sachs Bank USA**	7/2/2024	(371)
USD	100,648	BRL	500,000	JPMorgan Chase Bank**	7/2/2024	(453)

Total unrealized depreciation						(252,001)

Net unrealized depreciation						(163,386)

**	Non-deliverable forward.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. (a)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$37,818,949	$—	$37,818,949
Collateralized Mortgage Obligations	—	29,857,847	—	29,857,847
Commercial Mortgage-Backed Securities	—	16,071,939	—	16,071,939
Corporate Bonds
Communication Services	—	5,987,902	—	5,987,902
Consumer Discretionary	—	9,866,257	—	9,866,257
Consumer Staples	—	4,183,789	—	4,183,789
Energy	—	6,312,448	—	6,312,448
Financials	—	50,892,107	—	50,892,107
Health Care	—	2,454,218	—	2,454,218
Industrials	—	5,955,900	—	5,955,900
Information Technology	—	4,895,493	—	4,895,493
Materials	—	1,442,525	—	1,442,525
Real Estate	—	7,218,151	—	7,218,151
Utilities	—	10,503,227	—	10,503,227
Foreign Government Securities	—	6,042,639	3,136	6,045,775
Forward Currency Contracts	—	88,615	—	88,615
Futures	1,727,482	—	—	1,727,482
Mortgage-Backed Securities	—	131,659,558	—	131,659,558
Municipal Bonds	—	2,121,233	—	2,121,233
Short-Term Investments
Commercial Paper	—	399,754	—	399,754
Foreign Government Treasury Bills	—	415,233	—	415,233
Investment Companies	2,594,245	—	—	2,594,245
U.S. Treasury Obligations	—	9,241,578	—	9,241,578
U.S. Government Agency Securities	—	517,608,338	—	517,608,338
U.S. Treasury Obligations	—	409,875,020	—	409,875,020

Total Assets	$4,321,727	$1,270,912,720	$3,136	$1,275,237,583

Liabilities:
Forward Currency Contracts	$—	$(252,001)	$—	$(252,001)
Futures	(2,236,847)	—	—	(2,236,847)

Total Liabilities	$(2,236,847)	$(252,001)	$—	$(2,488,848)

Total	$2,084,880	$1,270,660,719	$3,136	$1,272,748,735

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers from Level 3 are the result of observable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $2,577 transferred from Level 3 to Level 2 at the end of the period due to observable market data.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$1,727,482	*
Foreign exchange contracts	Receivables	88,615

Total		$1,816,097

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(2,236,847	)*
Foreign exchange contracts	Payables	(252,001)

Total		$(2,488,848)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$107,915	$(306,283)	$—	$(198,368)
Foreign exchange contracts	—	—	(1,357,946)	(1,357,946)

Total	$107,915	$(306,283)	$(1,357,946)	$(1,556,314)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$165,927	$(870,444)	$—	$(704,517)
Foreign exchange contracts	—	—	387,716	387,716

Total	$165,927	$(870,444)	$387,716	$(316,801)

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$77,248,000
Average notional value of contracts — short	48,310,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$10,801,000
Average settlement value sold — in USD	31,410,000

Options
Average value of option contracts written	$257,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$50,231	$(6,364)	$—	$43,867
Goldman Sachs Bank USA	5,628	(5,628)	—	—
JPMorgan Chase Bank	32,756	(32,252)	—	504

Total	$88,615	$(44,244)	$—	$44,371

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged	Net Amount Due to Counterparty
Bank of America	$6,364	$(6,364)	$—	$—
Barclays Bank plc	129,821	—	—	129,821
Deutsche Bank AG	2,597	—	—	2,597
Goldman Sachs Bank USA	80,967	(5,628)	—	75,339
JPMorgan Chase Bank	32,252	(32,252)	—	—

Total	$252,001	$(44,244)	$—	$207,757

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Capital Inc.	5.51%	12/5/2023	1/25/2024	$(1,301,344)	$(1,307,469)
Barclays Capital Inc.	5.51	12/5/2023	1/25/2024	(1,170,000)	(1,172,097)
Barclays Capital Inc.	5.49	12/6/2023	1/4/2024	(7,690,715)	(7,716,875)
Barclays Capital Inc.	5.51	12/14/2023	1/11/2024	(1,677,813)	(1,682,265)
Barclays Capital Inc.	5.54	12/18/2023	1/4/2024	(1,222,031)	(1,223,137)
Barclays Capital Inc.	5.73	12/28/2023	1/2/2024	(9,448,814)	(9,453,625)
Barclays Capital Inc.	5.68	12/29/2023	1/4/2024	(2,058,000)	(2,059,227)

					$(24,614,695)

(1)	The average amount of borrowings while outstanding for 187 days during the year ended December 31, 2023, was approximately $18,404,000 at a weighted average interest rate of 5.40%.
(2)	Payable for sale-buyback transactions includes $45,978 of deferred price drop on sale-buyback transactions.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	December 31, 2023
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(5,384,968)	$—	$—	$(5,384,968)
U.S. Treasury Notes	—	(19,229,727)	—	—	(19,229,727)

Total Borrowings	$—	$(24,614,695)	$—	$—	$(24,614,695)

Gross amount of recognized liabilities for sale-buybacks					$(24,614,695)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2023:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Capital Inc.	$(24,614,695)	$24,905,921	$(280,000)	$11,226

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,500,255,105
Long-term U.S. government debt securities	491,156,507

$1,991,411,612

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,396,657,367
Long-term U.S. government debt securities	597,115,224

$1,993,772,591

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,940,720
Aggregate gross unrealized depreciation	(61,726,253)

Net unrealized depreciation	$(45,785,533)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,318,534,268

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,308,017,298)	$1,273,421,486
Cash	3,370,278
Foreign cash (Cost $297,382)	289,555
Cash held as collateral at broker for futures	568,000
Receivable for securities sold	68,449,014
Dividends, interest and other receivables	9,197,185
Due from broker for futures variation margin	879,920
Receivable for Portfolio shares sold	153,424
Unrealized appreciation on forward foreign currency contracts	88,615
Securities lending income receivable	1,774
Other assets	5,282

Total assets	1,356,424,533

LIABILITIES
Payable for forward settling transactions	84,338,383
Payable for securities purchased	70,036,201
Payable for sale-buyback financing transactions	24,614,695
Payable for return of cash collateral on forward settling transactions	3,074,000
Payable for return of collateral on securities loaned	2,594,245
Investment management fees payable	387,125
Payable for Portfolio shares repurchased	349,494
Payable for return of cash collateral on sale-buyback financing transactions	280,000
Unrealized depreciation on forward foreign currency contracts	252,001
Distribution fees payable – Class IB	130,967
Administrative fees payable	128,135
Distribution fees payable – Class IA	28,853
Trustees’ fees payable	1,732
Accrued expenses	156,073

Total liabilities	186,371,904

Commitments and contingent liabilities^
NET ASSETS	$1,170,052,629

Net assets were comprised of:
Paid in capital	$1,309,037,189
Total distributable earnings (loss)	(138,984,560)

Net assets	$1,170,052,629

Class IA
Net asset value, offering and redemption price per share, $137,172,733 / 17,769,529 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.72

Class IB
Net asset value, offering and redemption price per share, $621,248,352 / 80,836,013 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.69

Class K
Net asset value, offering and redemption price per share, $411,631,544 / 53,331,077 shares outstanding (unlimited amount authorized: $0.01 par value)	$7.72

(x)	Includes value of securities on loan of $2,542,183.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest	$36,436,038
Dividends	1,908
Securities lending (net)	14,538

Total income	36,452,484

EXPENSES
Investment management fees	4,687,321
Distribution fees – Class IB	1,578,485
Administrative fees	1,526,673
Interest expense	540,184
Distribution fees – Class IA	340,808
Custodian fees	232,601
Professional fees	126,974
Printing and mailing expenses	97,393
Trustees’ fees	43,056
Miscellaneous	67,984

Total expenses	9,241,479

NET INVESTMENT INCOME (LOSS)	27,211,005

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(36,274,326)
Futures contracts	(306,283)
Forward foreign currency contracts	(1,357,946)
Foreign currency transactions	(71,464)
Options written	107,915
Securities sold short	(3,733,071)

Net realized gain (loss)	(41,635,175)

Change in unrealized appreciation (depreciation) on:
Investments in securities	63,691,438
Futures contracts	(870,444)
Forward foreign currency contracts	387,716
Foreign currency translations	(7,344)
Options written	165,927

Net change in unrealized appreciation (depreciation)	63,367,293

NET REALIZED AND UNREALIZED GAIN (LOSS)	21,732,118

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,943,123

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,211,005	$16,602,430
Net realized gain (loss)	(41,635,175)	(50,191,288)
Net change in unrealized appreciation (depreciation)	63,367,293	(112,836,920)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	48,943,123	(146,425,778)

Distributions to shareholders:
Class IA	(2,902,098)	(1,985,626)
Class IB	(13,231,944)	(9,465,595)
Class K	(9,643,701)	(7,016,626)

Total distributions to shareholders	(25,777,743)	(18,467,847)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 797,208 and 1,269,522 shares, respectively ]	6,120,492	10,292,971
Capital shares issued in reinvestment of dividends and distributions [ 378,162 and 261,057 shares, respectively ]	2,902,098	1,985,626
Capital shares repurchased [ (1,465,761) and (2,995,306) shares , respectively]	(11,216,717)	(23,803,678)

Total Class IA transactions	(2,194,127)	(11,525,081)

Class IB
Capital shares sold [ 7,806,758 and 6,112,067 shares, respectively ]	59,473,177	49,030,599
Capital shares issued in reinvestment of dividends and distributions [ 1,731,894 and 1,249,877 shares, respectively ]	13,231,944	9,465,595
Capital shares repurchased [ (14,438,096) and (20,275,347) shares , respectively]	(109,905,041)	(160,527,666)

Total Class IB transactions	(37,199,920)	(102,031,472)

Class K
Capital shares sold [ 6,022,961 and 3,968,112 shares, respectively ]	46,173,265	31,052,979
Capital shares issued in reinvestment of dividends and distributions [ 1,256,948 and 921,014 shares, respectively ]	9,643,701	7,016,626
Capital shares repurchased [ (8,690,275) and (8,130,184) shares , respectively]	(66,326,865)	(65,144,351)

Total Class K transactions	(10,509,899)	(27,074,746)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(49,903,946)	(140,631,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,738,566)	(305,524,924)
NET ASSETS:
Beginning of year	1,196,791,195	1,502,316,119

End of year	$1,170,052,629	$1,196,791,195

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022	2021	2020	2019
Net asset value, beginning of year	$7.57		$8.55	$8.86	$8.67	$8.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.09	0.07	0.11	0.15
Net realized and unrealized gain (loss)	0.15		(0.96)	(0.25)	0.41	0.32

Total from investment operations	0.32		(0.87)	(0.18)	0.52	0.47

Less distributions:
Dividends from net investment income	(0.17)		(0.05)	(0.07)	(0.12)	(0.14)
Distributions from net realized gains	—		(0.06)	(0.06)	(0.21)	—

Total dividends and distributions	(0.17)		(0.11)	(0.13)	(0.33)	(0.14)

Net asset value, end of year	$7.72		$7.57	$8.55	$8.86	$8.67

Total return	4.19%		(10.18)%	(2.05)%	5.96%	5.60%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$137,173		$136,665	$166,921	$185,857	$182,842
Ratio of expenses to average net assets (f)	0.86	%(g)	0.80%	0.79%	0.80%	0.83%
Ratio of net investment income (loss) to average net assets (f)	2.19%		1.18%	0.75%	1.19%	1.76%
Portfolio turnover rate^	159%		142%	111%	173%	181%

	Year Ended December 31,
Class IB	2023		2022	2021	2020	2019
Net asset value, beginning of year	$7.53		$8.51	$8.83	$8.64	$8.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17		0.09	0.07	0.11	0.15
Net realized and unrealized gain (loss)	0.16		(0.96)	(0.26)	0.41	0.32

Total from investment operations	0.33		(0.87)	(0.19)	0.52	0.47

Less distributions:
Dividends from net investment income	(0.17)		(0.05)	(0.07)	(0.12)	(0.14)
Distributions from net realized gains	—		(0.06)	(0.06)	(0.21)	—

Total dividends and distributions	(0.17)		(0.11)	(0.13)	(0.33)	(0.14)

Net asset value, end of year	$7.69		$7.53	$8.51	$8.83	$8.64

Total return	4.35%		(10.23)%	(2.18)%	5.98%	5.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$621,248		$645,969	$839,764	$902,619	$907,886
Ratio of expenses to average net assets (f)	0.86	%(g)	0.80%	0.79%	0.80%	0.83%
Ratio of net investment income (loss) to average net assets (f)	2.19%		1.18%	0.75%	1.19%	1.76%
Portfolio turnover rate^	159%		142%	111%	173%	181%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022	2021	2020	2019
Net asset value, beginning of year	$7.57		$8.55	$8.86	$8.67	$8.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.19		0.11	0.09	0.13	0.17
Net realized and unrealized gain (loss)	0.15		(0.96)	(0.25)	0.41	0.32

Total from investment operations	0.34		(0.85)	(0.16)	0.54	0.49

Less distributions:
Dividends from net investment income	(0.19)		(0.07)	(0.09)	(0.14)	(0.16)
Distributions from net realized gains	—		(0.06)	(0.06)	(0.21)	—

Total dividends and distributions	(0.19)		(0.13)	(0.15)	(0.35)	(0.16)

Net asset value, end of year	$7.72		$7.57	$8.55	$8.86	$8.67

Total return	4.45%		(9.95)%	(1.83)%	6.22%	5.86%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$411,632		$414,158	$495,632	$454,130	$509,918
Ratio of expenses to average net assets (f)	0.61	%(g)	0.55%	0.54%	0.55%	0.58%
Ratio of net investment income (loss) to average net assets (f)	2.44%		1.44%	0.98%	1.45%	2.01%
Portfolio turnover rate^	159%		142%	111%	173%	181%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.05%.

See Notes to Financial Statements.

1434

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	AllianceBernstein L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	16.74%	10.07%	7.01%
Portfolio – Class IB Shares	16.72	10.06	7.01
Portfolio – Class K Shares	17.00	10.33	7.28
Russell 2000® Index	16.93	9.97	7.16

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 16.72% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 2000® Index, which returned 16.93% over the same period.

Portfolio Highlights

What helped performance during the year:

•	The sectors that contributed the most to performance were Industrials, Technology, Consumer Discretionary, Financials and Health Care.

•	The stocks that contributed most to performance were Super Micro Computer, Inc., ImmunoGen, Inc., MicroStrategy, Inc., Simpson Manufacturing Co., Inc. and e.l.f. Beauty, Inc.

What hurt performance during the year:

•	The sectors that detracted the most from performance were Utilities, Communication Services, Consumer Staples, Energy and Materials.

•	The stocks that detracted most from performance were Halozyme Therapeutics, Inc., Patterson-UTI Energy, Inc., Chegg, Inc., Ventyx Biosciences, Inc. and Shoals Technologies Group, Inc.

Sector Weightings as of December 31, 2023	% of Net Assets
Financials	17.0%
Industrials	16.9
Health Care	15.0
Information Technology	13.3
Consumer Discretionary	11.0
Energy	6.8
Real Estate	6.1
Materials	4.4
Investment Companies	3.9
Consumer Staples	3.2
Utilities	2.7
Communication Services	2.3
Cash and Other	(2.6)

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number

1435

EQ/SMALL COMPANY INDEX PORTFOLIO (Unaudited)

in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,080.00	$3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	3.28
Class IB
Actual	1,000.00	1,079.90	3.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	3.28
Class K
Actual	1,000.00	1,081.50	2.06
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.22	2.00

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.64%, 0.64% and 0.39%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (2.3%)
Diversified Telecommunication Services (0.5%)
Anterix, Inc.*	6,600	$219,912
AST SpaceMobile, Inc., Class A (x)*	31,520	190,066
ATN International, Inc.	5,500	214,335
Bandwidth, Inc., Class A*	17,680	255,830
Charge Enterprises, Inc. (x)*	73,460	8,382
Cogent Communications Holdings, Inc.	23,425	1,781,705
Consolidated Communications Holdings, Inc.*	46,711	203,193
EchoStar Corp., Class A (x)*	65,765	1,089,726
Globalstar, Inc. (x)*	315,400	611,876
IDT Corp., Class B*	10,100	344,309
Liberty Latin America Ltd., Class A*	24,100	176,171
Liberty Latin America Ltd., Class C*	87,619	643,123
Lumen Technologies, Inc.*	538,510	985,473
Ooma, Inc.*	13,070	140,241
Shenandoah Telecommunications Co.	26,948	582,616

		7,446,958

Entertainment (0.4%)
Atlanta Braves Holdings, Inc., Class A*	8,500	363,630
Atlanta Braves Holdings, Inc., Class C*	24,540	971,293
Cinemark Holdings, Inc.*	62,100	874,989
IMAX Corp.*	27,100	407,042
Lions Gate Entertainment Corp., Class A*	30,300	330,270
Lions Gate Entertainment Corp., Class B*	59,900	610,381
Loop Media, Inc.*	3,120	3,120
Madison Square Garden Entertainment Corp., Class A*	23,096	734,222
Marcus Corp. (The) (x)	15,640	228,031
Playstudios, Inc.*	21,030	56,991
Reservoir Media, Inc. (x)*	4,120	29,376
Sphere Entertainment Co.*	14,716	499,756
Vivid Seats, Inc., Class A*	33,510	211,783

		5,320,884

Interactive Media & Services (0.7%)
Bumble, Inc., Class A*	52,880	779,451
Cargurus, Inc., Class A*	50,100	1,210,416
Cars.com, Inc.*	41,400	785,358
DHI Group, Inc.*	10,220	26,470
Eventbrite, Inc., Class A*	36,900	308,484
EverQuote, Inc., Class A*	15,130	185,191
fuboTV, Inc. (x)*	191,840	610,051
Grindr, Inc.*	12,130	106,501
MediaAlpha, Inc., Class A*	13,370	149,076
Nextdoor Holdings, Inc.*	14,300	27,027
Outbrain, Inc.*	10,940	47,917
QuinStreet, Inc.*	27,250	349,345
Shutterstock, Inc.	11,000	531,080
System1, Inc. (x)*	790	1,754
TrueCar, Inc.*	48,500	167,810
Vimeo, Inc.*	72,200	283,024
Yelp, Inc., Class A*	36,620	1,733,591
Ziff Davis, Inc.*	23,478	1,577,487
ZipRecruiter, Inc., Class A*	40,300	560,170

		9,440,203

Media (0.6%)
Advantage Solutions, Inc.*	58,050	210,141
AMC Networks, Inc., Class A*	21,230	398,912
Boston Omaha Corp., Class A*	12,940	203,546
Cardlytics, Inc. (x)*	23,240	214,040
Clear Channel Outdoor Holdings, Inc.*	188,600	343,252
Daily Journal Corp.*	700	238,574
Emerald Holding, Inc.*	1,330	7,954
Entravision Communications Corp., Class A	41,990	175,098
EW Scripps Co. (The), Class A*	34,512	275,751
Gambling.com Group Ltd.*	4,560	44,460
Gannett Co., Inc.*	108,089	248,605
Gray Television, Inc.	44,400	397,824
iHeartMedia, Inc., Class A*	58,100	155,127
Integral Ad Science Holding Corp.*	24,800	356,872
John Wiley & Sons, Inc., Class A	22,500	714,150
Magnite, Inc.*	60,023	560,615
PubMatic, Inc., Class A*	21,000	342,510
Scholastic Corp.	14,960	563,992
Sinclair, Inc.	30,200	393,506
Stagwell, Inc., Class A*	57,810	383,280
TechTarget, Inc.*	15,200	529,872
TEGNA, Inc.	121,900	1,865,070
Thryv Holdings, Inc.*	8,920	181,522
Townsquare Media, Inc., Class A	640	6,758
Urban One, Inc.*	2,460	8,684
Urban One, Inc., Class A*	10,430	42,033
WideOpenWest, Inc.*	33,100	134,055

		8,996,203

Wireless Telecommunication Services (0.1%)
Gogo, Inc.*	26,000	263,380
Spok Holdings, Inc.	1,750	27,090
Telephone and Data Systems, Inc.	52,500	963,375
Tingo Group, Inc. (r)(x)*	126,040	86,967

		1,340,812

Total Communication Services		32,545,060

Consumer Discretionary (11.0%)
Automobile Components (1.4%)
Adient plc*	49,900	1,814,364
American Axle & Manufacturing Holdings, Inc.*	62,675	552,167
Atmus Filtration Technologies, Inc.*	5,510	129,430
Cooper-Standard Holdings, Inc.*	2,270	44,356
Dana, Inc.	86,065	1,257,410
Dorman Products, Inc.*	15,300	1,276,173
Fox Factory Holding Corp.*	22,600	1,525,048
Gentherm, Inc.*	16,900	884,884
Goodyear Tire & Rubber Co. (The)*	164,623	2,357,401
Holley, Inc.*	22,300	108,601
LCI Industries	13,470	1,693,314
Luminar Technologies, Inc., Class A (x)*	146,490	493,671
Modine Manufacturing Co.*	27,730	1,655,481

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Patrick Industries, Inc.	13,825	$1,387,339
Solid Power, Inc. (x)*	92,790	134,545
Standard Motor Products, Inc.	12,900	513,549
Stoneridge, Inc.*	13,300	260,281
Visteon Corp.*	16,100	2,010,890
XPEL, Inc. (m)*	12,080	650,508

		18,749,412

Automobiles (0.1%)
Fisker, Inc., Class A (x)*	82,400	144,200
Livewire Group, Inc. (x)*	1,910	21,602
Winnebago Industries, Inc.	17,446	1,271,465
Workhorse Group, Inc. (x)*	53,300	19,188

		1,456,455

Broadline Retail (0.1%)
Big Lots, Inc. (x)	18,000	140,220
ContextLogic, Inc., Class A (x)*	9,564	56,906
Dillard’s, Inc., Class A (x)	2,100	847,665
Savers Value Village, Inc.*	9,370	162,850

		1,207,641

Diversified Consumer Services (1.2%)
2U, Inc.*	47,580	58,523
Adtalem Global Education, Inc.*	22,600	1,332,270
Carriage Services, Inc., Class A	8,530	213,335
Chegg, Inc.*	62,700	712,272
Coursera, Inc.*	70,150	1,358,805
Duolingo, Inc., Class A*	15,330	3,477,611
European Wax Center, Inc., Class A (x)*	14,900	202,491
Frontdoor, Inc.*	41,700	1,468,674
Graham Holdings Co., Class B	2,100	1,462,692
Laureate Education, Inc.	60,100	823,971
Lincoln Educational Services Corp.*	900	9,036
Nerdy, Inc.*	22,040	75,597
OneSpaWorld Holdings Ltd.*	44,950	633,795
Perdoceo Education Corp.	38,800	681,328
Rover Group, Inc., Class A*	46,920	510,490
Strategic Education, Inc.	12,764	1,179,011
Stride, Inc.*	23,284	1,382,371
Udemy, Inc.*	36,400	536,172
Universal Technical Institute, Inc.*	800	10,016
WW International, Inc. (x)*	54,460	476,525

		16,604,985

Hotels, Restaurants & Leisure (2.2%)
Accel Entertainment, Inc., Class A*	22,190	227,891
Bally’s Corp.*	22,060	307,516
Biglari Holdings, Inc., Class B*	521	85,929
BJ’s Restaurants, Inc.*	12,134	436,945
Bloomin’ Brands, Inc.	60,200	1,694,630
Bluegreen Vacations Holding Corp., Class A	5,669	425,855
Bowlero Corp., Class A (x)*	22,170	313,927
Brinker International, Inc.*	25,400	1,096,772
Carrols Restaurant Group, Inc.	5,510	43,419
Century Casinos, Inc.*	4,800	23,424
Cheesecake Factory, Inc. (The)	25,821	903,993
Chuy’s Holdings, Inc.*	8,900	340,247
Cracker Barrel Old Country Store, Inc. (x)	13,801	1,063,781
Dave & Buster’s Entertainment, Inc.*	24,200	1,303,170
Denny’s Corp.*	34,500	375,360
Dine Brands Global, Inc.	11,381	565,067
El Pollo Loco Holdings, Inc.*	20,130	177,547
Empire Resorts, Inc. (r)*	900	—
Everi Holdings, Inc.*	37,000	416,990
First Watch Restaurant Group, Inc.*	11,910	239,391
Global Business Travel Group I*	7,620	49,149
Golden Entertainment, Inc.	10,620	424,057
Hilton Grand Vacations, Inc.*	49,400	1,984,892
Inspired Entertainment, Inc.*	2,190	21,637
International Game Technology plc	57,600	1,578,816
Jack in the Box, Inc.	14,339	1,170,493
Krispy Kreme, Inc. (x)	43,221	652,205
Kura Sushi USA, Inc., Class A (x)*	3,670	278,920
Life Time Group Holdings, Inc.*	17,000	256,360
Light & Wonder, Inc.*	49,900	4,097,289
Lindblad Expeditions Holdings, Inc. (x)*	25,470	287,047
Monarch Casino & Resort, Inc.	6,700	463,305
Mondee Holdings, Inc., Class A (x)*	12,820	35,383
Nathan’s Famous, Inc.	400	31,204
Noodles & Co., Class A*	7,000	22,050
Papa John’s International, Inc.	18,742	1,428,703
Portillo’s, Inc., Class A*	22,690	361,452
RCI Hospitality Holdings, Inc.	3,580	237,211
Red Rock Resorts, Inc., Class A	27,200	1,450,576
Rush Street Interactive, Inc.*	39,520	177,445
Sabre Corp.*	164,400	723,360
SeaWorld Entertainment, Inc.*	20,800	1,098,864
Shake Shack, Inc., Class A*	20,300	1,504,636
Six Flags Entertainment Corp.*	38,600	968,088
Super Group SGHC Ltd.*	21,250	67,362
Sweetgreen, Inc., Class A*	44,891	507,268
Target Hospitality Corp. (x)*	23,200	225,736
Xponential Fitness, Inc., Class A*	16,870	217,454

		30,362,816

Household Durables (2.4%)
Beazer Homes USA, Inc.*	16,030	541,654
Cavco Industries, Inc.*	5,000	1,733,100
Century Communities, Inc.	15,100	1,376,214
Cricut, Inc., Class A (x)	25,540	168,309
Dream Finders Homes, Inc., Class A*	8,700	309,111
Ethan Allen Interiors, Inc.	9,554	304,964
GoPro, Inc., Class A*	57,400	199,178
Green Brick Partners, Inc.*	14,800	768,712
Helen of Troy Ltd.*	12,298	1,485,721
Hovnanian Enterprises, Inc., Class A*	2,140	333,027
Installed Building Products, Inc.	13,300	2,431,506
iRobot Corp.*	16,000	619,200
KB Home	40,310	2,517,763
Landsea Homes Corp.*	5,790	76,081
La-Z-Boy, Inc.	28,309	1,045,168
Legacy Housing Corp.*	3,340	84,235
LGI Homes, Inc.*	13,000	1,731,080
Lovesac Co. (The)*	12,550	320,652
M.D.C. Holdings, Inc.	30,274	1,672,638
M/I Homes, Inc.*	16,300	2,245,162
Meritage Homes Corp.	22,139	3,856,614

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Purple Innovation, Inc., Class A (x)	34,040	$35,061
Skyline Champion Corp.*	28,700	2,131,262
Snap One Holdings Corp.*	5,990	53,371
Sonos, Inc.*	65,753	1,127,006
Taylor Morrison Home Corp., Class A*	56,920	3,036,682
Traeger, Inc.*	10,160	27,737
Tri Pointe Homes, Inc.*	61,101	2,162,975
Vizio Holding Corp., Class A*	35,400	272,580
Worthington Enterprises, Inc.	20,580	1,184,379

		33,851,142

Leisure Products (0.4%)
Acushnet Holdings Corp.	20,000	1,263,400
Clarus Corp. (x)	23,034	158,819
Funko, Inc., Class A*	32,030	247,592
Johnson Outdoors, Inc., Class A	3,790	202,462
Latham Group, Inc.*	33,850	89,025
Malibu Boats, Inc., Class A*	12,000	657,840
Marine Products Corp.	3,750	42,750
MasterCraft Boat Holdings, Inc.*	8,120	183,837
Smith & Wesson Brands, Inc.	22,035	298,795
Solo Brands, Inc., Class A*	13,880	85,501
Sturm Ruger & Co., Inc.	10,700	486,315
Topgolf Callaway Brands Corp.*	70,563	1,011,873
Vista Outdoor, Inc.*	28,200	833,874

		5,562,083

Specialty Retail (2.7%)
1-800-Flowers.com, Inc., Class A*	14,190	152,968
Aaron’s Co., Inc. (The)	14,300	155,584
Abercrombie & Fitch Co., Class A*	25,500	2,249,610
Academy Sports & Outdoors, Inc.	39,400	2,600,400
American Eagle Outfitters, Inc.	97,640	2,066,062
America’s Car-Mart, Inc.*	2,500	189,425
Arko Corp.	53,500	441,375
Asbury Automotive Group, Inc.*	11,542	2,596,604
Beyond, Inc.*	23,300	645,177
Boot Barn Holdings, Inc.*	15,700	1,205,132
Buckle, Inc. (The)	11,489	545,957
Build-A-Bear Workshop, Inc.	4,530	104,145
Caleres, Inc.	18,863	579,660
Camping World Holdings, Inc., Class A	19,000	498,940
CarParts.com, Inc.*	24,500	77,420
Carvana Co. (x)*	51,260	2,713,704
Cato Corp. (The), Class A	13,523	96,554
Chico’s FAS, Inc.*	46,200	350,196
Children’s Place, Inc. (The)*	7,700	178,794
Designer Brands, Inc., Class A (x)	33,300	294,705
Destination XL Group, Inc.*	13,650	60,060
Duluth Holdings, Inc., Class B*	700	3,766
EVgo, Inc., Class A (x)*	57,000	204,060
Foot Locker, Inc.	41,900	1,305,185
Genesco, Inc.*	13,797	485,792
Group 1 Automotive, Inc.	7,507	2,287,683
GrowGeneration Corp.*	28,000	70,280
Guess?, Inc.	17,200	396,632
Haverty Furniture Cos., Inc.	7,570	268,735
Hibbett, Inc.	6,255	450,485
J Jill, Inc.*	630	16,242
Lands’ End, Inc.*	1,300	12,428
Leslie’s, Inc.*	94,900	655,759
MarineMax, Inc.*	11,500	447,350
Monro, Inc.	17,704	519,435
National Vision Holdings, Inc.*	44,892	939,590
ODP Corp. (The)*	22,200	1,249,860
OneWater Marine, Inc., Class A*	2,260	76,366
PetMed Express, Inc.	4,700	35,532
Revolve Group, Inc., Class A (x)*	18,600	308,388
Sally Beauty Holdings, Inc.*	68,800	913,664
Shoe Carnival, Inc.	13,000	392,730
Signet Jewelers Ltd.	27,100	2,906,746
Sleep Number Corp.*	12,400	183,892
Sonic Automotive, Inc., Class A	14,925	838,934
Sportsman’s Warehouse Holdings, Inc.*	16,100	68,586
Stitch Fix, Inc., Class A*	87,260	311,518
Tilly’s, Inc., Class A*	1,500	11,310
Torrid Holdings, Inc. (x)*	6,350	36,640
Upbound Group, Inc.	34,203	1,161,876
Urban Outfitters, Inc.*	40,000	1,427,600
Warby Parker, Inc., Class A*	42,100	593,610
Winmark Corp.	1,500	626,325
Zumiez, Inc.*	13,720	279,065

		37,288,536

Textiles, Apparel & Luxury Goods (0.5%)
Allbirds, Inc., Class A (x)*	3,200	3,920
Figs, Inc., Class A*	64,300	446,885
G-III Apparel Group Ltd.*	24,300	825,714
Hanesbrands, Inc.*	188,060	838,748
Kontoor Brands, Inc.	29,340	1,831,403
Movado Group, Inc.	7,950	239,692
Oxford Industries, Inc.	8,800	880,000
Steven Madden Ltd.	48,610	2,041,620
Wolverine World Wide, Inc.	45,080	400,761

		7,508,743

Total Consumer Discretionary		152,591,813

Consumer Staples (3.2%)
Beverages (0.4%)
Coca-Cola Consolidated, Inc.	2,700	2,506,680
Duckhorn Portfolio, Inc. (The)*	14,400	141,840
MGP Ingredients, Inc.	8,470	834,464
National Beverage Corp.*	10,900	541,948
Primo Water Corp.	90,700	1,365,035
Vita Coco Co., Inc. (The)*	13,700	351,405
Zevia PBC, Class A*	3,250	6,533

		5,747,905

Consumer Staples Distribution & Retail (0.5%)
Andersons, Inc. (The)	16,309	938,420
Chefs’ Warehouse, Inc. (The)*	15,200	447,336
HF Foods Group, Inc.*	12,240	65,362
Ingles Markets, Inc., Class A	5,230	451,715
Natural Grocers by Vitamin Cottage, Inc.	15,110	241,760
PriceSmart, Inc.	11,282	854,950
SpartanNash Co.	16,870	387,166
Sprouts Farmers Market, Inc.*	53,390	2,568,593
United Natural Foods, Inc.*	28,688	465,606
Village Super Market, Inc., Class A	6,810	178,626

See Notes to Financial Statements.

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EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Weis Markets, Inc.	8,451	$540,526

		7,140,060

Food Products (0.9%)
Alico, Inc.	1,970	57,288
B&G Foods, Inc. (x)	25,940	272,370
Benson Hill, Inc. (x)*	37,750	6,561
Beyond Meat, Inc. (x)*	4,720	42,008
BRC, Inc., Class A (x)*	41,690	151,335
Calavo Growers, Inc.	8,040	236,456
Cal-Maine Foods, Inc.	17,484	1,003,407
Dole plc	38,210	469,601
Forafric Global plc*	680	7,201
Fresh Del Monte Produce, Inc.	18,604	488,355
Hain Celestial Group, Inc. (The)*	37,900	415,005
J & J Snack Foods Corp.	8,703	1,454,619
John B Sanfilippo & Son, Inc.	4,740	488,410
Lancaster Colony Corp.	10,837	1,803,168
Limoneira Co. (x)	2,300	47,449
Mission Produce, Inc.*	19,870	200,488
Seneca Foods Corp., Class A*	7,960	417,422
Simply Good Foods Co. (The)*	48,000	1,900,800
Sovos Brands, Inc.*	27,460	604,944
SunOpta, Inc.*	35,710	195,334
TreeHouse Foods, Inc.*	27,000	1,119,150
Utz Brands, Inc.	30,600	496,944
Vital Farms, Inc.*	17,910	281,008
Westrock Coffee Co. (x)*	5,030	51,356

		12,210,679

Household Products (0.3%)
Central Garden & Pet Co.*	5,640	282,621
Central Garden & Pet Co., Class A*	23,833	1,049,605
Energizer Holdings, Inc.	35,300	1,118,304
Oil-Dri Corp. of America	1,290	86,533
WD-40 Co.	6,737	1,610,615

		4,147,678

Personal Care Products (0.9%)
Beauty Health Co. (The)*	3,300	10,263
BellRing Brands, Inc.*	72,925	4,042,233
e.l.f. Beauty, Inc.*	28,760	4,151,218
Edgewell Personal Care Co.	30,300	1,109,889
Herbalife Ltd.*	49,900	761,474
Inter Parfums, Inc.	9,200	1,324,892
Medifast, Inc.	6,100	410,042
Nature’s Sunshine Products, Inc.*	3,330	57,576
Nu Skin Enterprises, Inc., Class A	25,800	501,036
USANA Health Sciences, Inc.*	6,270	336,072
Waldencast plc, Class A (x)*	1,510	16,519

		12,721,214

Tobacco (0.2%)
Ispire Technology, Inc. (x)*	690	8,370
Turning Point Brands, Inc.	10,650	280,308
Universal Corp.	14,253	959,512
Vector Group Ltd.	78,308	883,314

		2,131,504

Total Consumer Staples		44,099,040

Energy (6.8%)
Energy Equipment & Services (2.4%)
Archrock, Inc.	71,400	1,099,560
Atlas Energy Solutions, Inc. (x)	12,460	214,561
Borr Drilling Ltd.*	105,400	775,744
Bristow Group, Inc., Class A*	8,466	239,334
Cactus, Inc., Class A	40,170	1,823,718
ChampionX Corp.	107,900	3,151,759
Core Laboratories, Inc.	25,050	442,383
Diamond Offshore Drilling, Inc.*	50,400	655,200
DMC Global, Inc.*	17,190	323,516
Dril-Quip, Inc.*	21,800	507,286
Expro Group Holdings NV*	47,519	756,503
Forum Energy Technologies, Inc.*	780	17,293
Helix Energy Solutions Group, Inc.*	79,900	821,372
Helmerich & Payne, Inc.	54,700	1,981,234
KLX Energy Services Holdings, Inc.*	2,310	26,011
Kodiak Gas Services, Inc.	2,260	45,381
Liberty Energy, Inc., Class A	91,360	1,657,270
Mammoth Energy Services, Inc.*	1,520	6,779
Nabors Industries Ltd.*	3,600	293,868
Newpark Resources, Inc.*	57,902	384,469
Noble Corp. plc	57,523	2,770,308
Oceaneering International, Inc.*	55,500	1,181,040
Oil States International, Inc.*	41,400	281,106
Patterson-UTI Energy, Inc.	190,555	2,057,994
ProFrac Holding Corp., Class A (x)*	15,720	133,306
ProPetro Holding Corp.*	45,500	381,290
Ranger Energy Services, Inc., Class A	1,710	17,493
RPC, Inc.	37,300	271,544
SEACOR Marine Holdings, Inc.*	3,680	46,331
Seadrill Ltd.*	27,000	1,276,560
Select Water Solutions, Inc., Class A	37,900	287,661
Solaris Oilfield Infrastructure, Inc., Class A	29,170	232,193
TETRA Technologies, Inc.*	79,550	359,566
Tidewater, Inc.*	29,390	2,119,313
US Silica Holdings, Inc.*	39,800	450,138
Valaris Ltd.*	33,390	2,289,552
Weatherford International plc*	41,780	4,087,337

		33,465,973

Oil, Gas & Consumable Fuels (4.4%)
Amplify Energy Corp.*	30,900	183,237
Ardmore Shipping Corp.	14,520	204,587
Berry Corp.	38,200	268,546
California Resources Corp.	43,700	2,389,516
Callon Petroleum Co.*	32,730	1,060,452
Centrus Energy Corp., Class A*	8,460	460,309
Chord Energy Corp.	22,329	3,711,750
Civitas Resources, Inc.	43,711	2,988,958
Clean Energy Fuels Corp.*	90,259	345,692
CNX Resources Corp.*	87,250	1,745,000
Comstock Resources, Inc. (x)	47,600	421,260
CONSOL Energy, Inc.	16,700	1,678,851
Crescent Energy Co., Class A (x)	27,230	359,708
CVR Energy, Inc.	20,900	633,270
Delek US Holdings, Inc.	33,827	872,737
DHT Holdings, Inc.	61,900	607,239
Dorian LPG Ltd.	21,738	953,646
Empire Petroleum Corp. (x)*	2,260	24,837

See Notes to Financial Statements.

1440

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Encore Energy Corp. (x)*	38,060	$149,576
Energy Fuels, Inc. (x)*	75,100	539,969
Enviva, Inc. (x)	27,050	26,936
Equitrans Midstream Corp.	233,420	2,376,216
Evolution Petroleum Corp.	3,880	22,543
Excelerate Energy, Inc., Class A	13,370	206,700
FLEX LNG Ltd.	14,400	418,464
FutureFuel Corp.	25,710	156,317
Gevo, Inc. (x)*	188,190	218,300
Golar LNG Ltd.	55,400	1,273,646
Granite Ridge Resources, Inc. (x)	10,500	63,210
Green Plains, Inc.*	26,600	670,852
Gulfport Energy Corp.*	6,000	799,200
Hallador Energy Co.*	1,930	17,061
HighPeak Energy, Inc. (x)	19,780	281,667
International Seaways, Inc.	24,804	1,128,086
Jura Energy Corp.*	690	21
Kinetik Holdings, Inc., Class A (x)	9,300	310,620
Kosmos Energy Ltd.*	234,000	1,570,140
Magnolia Oil & Gas Corp., Class A	97,980	2,085,994
Matador Resources Co.	58,900	3,349,054
Murphy Oil Corp.	80,100	3,417,066
NACCO Industries, Inc., Class A	1,250	45,625
NextDecade Corp. (x)*	43,450	207,257
Nordic American Tankers Ltd.	131,701	553,144
Northern Oil and Gas, Inc.	40,150	1,488,360
Overseas Shipholding Group, Inc., Class A	13,670	72,041
Par Pacific Holdings, Inc.*	39,230	1,426,795
PBF Energy, Inc., Class A	62,250	2,736,510
Peabody Energy Corp.	77,100	1,875,072
Permian Resources Corp.	193,163	2,627,017
PrimeEnergy Resources Corp.*	60	6,381
REX American Resources Corp.*	9,900	468,270
Riley Exploration Permian, Inc.	7,320	199,397
Ring Energy, Inc. (x)*	142,680	208,313
SandRidge Energy, Inc.	17,900	244,693
Scorpio Tankers, Inc.	25,930	1,576,544
SFL Corp. Ltd.	51,605	582,104
SilverBow Resources, Inc.*	9,800	284,984
Sitio Royalties Corp., Class A	43,125	1,013,869
SM Energy Co.	61,700	2,389,024
Talos Energy, Inc.*	59,750	850,243
Teekay Corp.*	38,510	275,346
Teekay Tankers Ltd., Class A	10,500	524,685
Tellurian, Inc. (x)*	257,200	194,340
Uranium Energy Corp. (x)*	200,080	1,280,512
VAALCO Energy, Inc.	72,790	326,827
Verde Clean Fuels, Inc. (x)*	460	1,086
Vertex Energy, Inc. (x)*	30,650	103,903
Vital Energy, Inc.*	6,600	300,234
Vitesse Energy, Inc.	13,700	299,893
W&T Offshore, Inc.	78,444	255,727
World Kinect Corp.	37,600	856,528

		61,265,957

Total Energy		94,731,930

Financials (17.0%)
Banks (9.3%)
1st Source Corp.	5,872	322,666
ACNB Corp.	1,910	85,492
Amalgamated Financial Corp.	15,120	407,333
Amerant Bancorp, Inc., Class A	13,500	331,695
American National Bankshares, Inc.	5,800	282,750
Ameris Bancorp	37,094	1,967,837
Ames National Corp.	550	11,737
Arrow Financial Corp.	11,121	310,721
Associated Banc-Corp.	78,600	1,681,254
Atlantic Union Bankshares Corp.	40,774	1,489,882
Axos Financial, Inc.*	34,600	1,889,160
Banc of California, Inc.	62,687	841,886
BancFirst Corp.	14,000	1,362,620
Bancorp, Inc. (The)*	29,900	1,152,944
Bank First Corp. (x)	4,990	432,433
Bank of Hawaii Corp. (x)	20,960	1,518,762
Bank of Marin Bancorp	11,210	246,844
Bank of NT Butterfield & Son Ltd. (The)	31,000	992,310
Bank7 Corp.	300	8,205
BankUnited, Inc.	43,400	1,407,462
Bankwell Financial Group, Inc.	900	27,162
Banner Corp.	17,800	953,368
Bar Harbor Bankshares	8,226	241,515
BayCom Corp.	4,000	94,360
BCB Bancorp, Inc.	4,650	59,752
Berkshire Hills Bancorp, Inc.	25,770	639,869
Blue Foundry Bancorp*	7,990	77,263
Blue Ridge Bankshares, Inc.	3,510	10,635
Bridgewater Bancshares, Inc.*	12,500	169,000
Brookline Bancorp, Inc.	42,080	459,093
Burke & Herbert Financial Services Corp. (x)	1,920	120,768
Business First Bancshares, Inc.	9,060	223,329
Byline Bancorp, Inc.	11,850	279,186
C&F Financial Corp.	160	10,910
Cadence Bank	107,320	3,175,599
Cambridge Bancorp	3,610	250,534
Camden National Corp.	6,960	261,905
Capital Bancorp, Inc.	2,070	50,094
Capital City Bank Group, Inc.	6,860	201,890
Capitol Federal Financial, Inc.	78,900	508,905
Capstar Financial Holdings, Inc.	7,490	140,363
Carter Bankshares, Inc.*	9,810	146,856
Cathay General Bancorp	42,247	1,882,949
Central Pacific Financial Corp.	15,110	297,365
Central Valley Community Bancorp	470	10,504
Chemung Financial Corp.	210	10,458
ChoiceOne Financial Services, Inc. (x)	320	9,376
Citizens & Northern Corp.	7,482	167,821
Citizens Financial Services, Inc.	900	58,248
City Holding Co.	8,550	942,723
Civista Bancshares, Inc.	2,850	52,554
CNB Financial Corp.	11,360	256,622
Coastal Financial Corp.*	5,060	224,715
Codorus Valley Bancorp, Inc.	330	8,481
Colony Bankcorp, Inc.	3,010	40,033
Columbia Financial, Inc.*	19,400	374,032
Community Bank System, Inc.	28,302	1,474,817
Community Trust Bancorp, Inc.	6,595	289,257
ConnectOne Bancorp, Inc.	15,300	350,523
CrossFirst Bankshares, Inc.*	19,510	264,946

See Notes to Financial Statements.

1441

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Customers Bancorp, Inc.*	13,600	$783,632
CVB Financial Corp.	76,087	1,536,197
Dime Community Bancshares, Inc.	17,832	480,216
Eagle Bancorp, Inc.	15,450	465,663
Eastern Bankshares, Inc.	93,258	1,324,264
Enterprise Bancorp, Inc.	6,720	216,787
Enterprise Financial Services Corp.	17,927	800,441
Equity Bancshares, Inc., Class A	8,680	294,252
Esquire Financial Holdings, Inc.	2,590	129,396
ESSA Bancorp, Inc.	520	10,410
Evans Bancorp, Inc.	350	11,036
Farmers & Merchants Bancorp, Inc.	4,870	120,776
Farmers National Banc Corp. (x)	17,900	258,655
FB Financial Corp.	19,016	757,788
Fidelity D&D Bancorp, Inc.	210	12,186
Financial Institutions, Inc.	10,860	231,318
First Bancorp (Nasdaq Stock Exchange)	28,140	1,041,461
First Bancorp (New York Stock Exchange)	98,900	1,626,905
First Bancorp, Inc. (The)	6,169	174,089
First Bancshares, Inc. (The)	23,460	688,082
First Bank	2,090	30,723
First Busey Corp.	29,559	733,654
First Business Financial Services, Inc.	1,240	49,724
First Commonwealth Financial Corp.	51,413	793,817
First Community Bankshares, Inc.	7,920	293,832
First Community Corp.	420	9,043
First Financial Bancorp	54,043	1,283,521
First Financial Bankshares, Inc.	73,748	2,234,564
First Financial Corp.	6,050	260,332
First Foundation, Inc.	46,950	454,476
First Interstate BancSystem, Inc., Class A	55,466	1,705,580
First Merchants Corp.	28,377	1,052,219
First Mid Bancshares, Inc.	9,400	325,804
First of Long Island Corp. (The)	17,525	232,031
First Western Financial, Inc.*	790	15,666
Five Star Bancorp	4,380	114,668
Flushing Financial Corp.	18,132	298,815
FS Bancorp, Inc.	300	11,088
Fulton Financial Corp.	100,400	1,652,584
FVCBankcorp, Inc.*	2,815	39,973
German American Bancorp, Inc.	11,850	384,058
Glacier Bancorp, Inc.	57,638	2,381,602
Great Southern Bancorp, Inc. (x)	4,510	267,669
Greene County Bancorp, Inc. (x)	4,080	115,056
Guaranty Bancshares, Inc. (x)	4,210	141,540
Hancock Whitney Corp.	49,287	2,394,855
Hanmi Financial Corp.	14,880	288,672
HarborOne Bancorp, Inc.	23,234	278,343
HBT Financial, Inc.	6,990	147,559
Heartland Financial USA, Inc.	20,200	759,722
Heritage Commerce Corp.	30,500	302,560
Heritage Financial Corp.	26,162	559,605
Hilltop Holdings, Inc.	25,900	911,939
Hingham Institution For Savings (The) (x)	1,210	235,224
Home Bancorp, Inc.	5,130	215,511
Home BancShares, Inc.	95,901	2,429,172
HomeStreet, Inc.	23,910	246,273
HomeTrust Bancshares, Inc.	9,150	246,318
Hope Bancorp, Inc.	74,114	895,297
Horizon Bancorp, Inc.	22,540	322,547
Independent Bank Corp.	12,440	323,689
Independent Bank Corp./MA	25,437	1,674,009
Independent Bank Group, Inc.	18,155	923,726
International Bancshares Corp.	31,590	1,715,969
John Marshall Bancorp, Inc.	3,310	74,674
Kearny Financial Corp.	58,411	523,947
Lakeland Bancorp, Inc.	31,035	459,008
Lakeland Financial Corp.	13,900	905,724
LCNB Corp. (x)	340	5,362
Live Oak Bancshares, Inc.	17,600	800,800
Luther Burbank Corp.*	15,590	166,969
Macatawa Bank Corp.	18,110	204,281
MainStreet Bancshares, Inc.	490	12,157
Mercantile Bank Corp.	7,330	295,985
Metrocity Bankshares, Inc.	8,110	194,802
Metropolitan Bank Holding Corp.*	15,040	832,915
Mid Penn Bancorp, Inc.	4,810	116,787
Middlefield Banc Corp. (x)	370	11,977
Midland States Bancorp, Inc.	10,810	297,924
MidWestOne Financial Group, Inc.	9,230	248,379
MVB Financial Corp.	4,210	94,978
National Bank Holdings Corp., Class A	23,100	859,089
National Bankshares, Inc. (x)	260	8,411
NBT Bancorp, Inc.	24,682	1,034,423
Nicolet Bankshares, Inc.	6,200	498,976
Northeast Bank	3,630	200,340
Northeast Community Bancorp, Inc.	1,730	30,690
Northfield Bancorp, Inc.	20,943	263,463
Northrim Bancorp, Inc.	430	24,600
Northwest Bancshares, Inc.	65,110	812,573
Norwood Financial Corp. (x)	440	14,480
Oak Valley Bancorp (x)	380	11,381
OceanFirst Financial Corp.	33,679	584,667
OFG Bancorp	24,000	899,520
Old National Bancorp	149,472	2,524,582
Old Second Bancorp, Inc.	18,550	286,412
Orange County Bancorp, Inc. (x)	300	18,072
Origin Bancorp, Inc.	15,590	554,536
Orrstown Financial Services, Inc.	1,170	34,515
Pacific Premier Bancorp, Inc.	48,933	1,424,440
Park National Corp.	7,748	1,029,399
Parke Bancorp, Inc.	1,190	24,098
Pathward Financial, Inc.	20,900	1,106,237
PCB Bancorp	3,300	60,819
Peapack-Gladstone Financial Corp.	7,850	234,087
Penns Woods Bancorp, Inc.	380	8,554
Peoples Bancorp, Inc.	17,308	584,318
Peoples Financial Services Corp.	4,420	215,254
Plumas Bancorp	260	10,751
Ponce Financial Group, Inc.*	1,650	16,104
Preferred Bank	6,900	504,045
Premier Financial Corp.	19,333	465,925
Primis Financial Corp.	11,780	149,135
Princeton Bancorp, Inc.	270	9,693
Provident Financial Services, Inc.	40,315	726,879
QCR Holdings, Inc.	12,600	735,714
RBB Bancorp	7,600	144,704

See Notes to Financial Statements.

1442

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Red River Bancshares, Inc.	1,760	$98,754
Renasant Corp.	32,481	1,093,960
Republic Bancorp, Inc., Class A	4,860	268,078
S&T Bancorp, Inc.	21,157	707,067
Sandy Spring Bancorp, Inc.	26,748	728,616
Seacoast Banking Corp. of Florida	45,019	1,281,241
ServisFirst Bancshares, Inc.	25,400	1,692,402
Shore Bancshares, Inc.	6,545	93,266
Sierra Bancorp	9,296	209,625
Simmons First National Corp., Class A	63,529	1,260,415
SmartFinancial, Inc.	4,750	116,328
South Plains Financial, Inc.	5,530	160,149
Southern First Bancshares, Inc.*	4,200	155,820
Southern Missouri Bancorp, Inc.	5,880	313,933
Southern States Bancshares, Inc.	500	14,640
Southside Bancshares, Inc.	16,189	507,039
SouthState Corp.	40,686	3,435,933
Stellar Bancorp, Inc.	24,904	693,327
Sterling Bancorp, Inc.*	3,430	19,791
Stock Yards Bancorp, Inc.	14,850	764,626
Summit Financial Group, Inc.	7,300	224,037
Texas Capital Bancshares, Inc.*	29,400	1,900,122
Third Coast Bancshares, Inc.*	2,570	51,066
Timberland Bancorp, Inc.	430	13,528
Tompkins Financial Corp.	8,400	505,932
Towne Bank	43,921	1,307,089
TriCo Bancshares	22,112	950,153
Triumph Financial, Inc.*	12,300	986,214
TrustCo Bank Corp.	7,630	236,912
Trustmark Corp.	38,880	1,083,974
UMB Financial Corp.	25,618	2,140,384
United Bankshares, Inc.	66,864	2,510,743
United Community Banks, Inc.	61,780	1,807,683
Unity Bancorp, Inc.	1,800	53,262
Univest Financial Corp.	12,265	270,198
USCB Financial Holdings, Inc.*	2,030	24,867
Valley National Bancorp	217,186	2,358,640
Veritex Holdings, Inc.	29,970	697,402
Virginia National Bankshares Corp.	430	14,783
WaFd, Inc.	32,700	1,077,792
Washington Trust Bancorp, Inc.	9,420	305,020
WesBanco, Inc.	31,167	977,709
West Bancorp, Inc.	9,810	207,972
Westamerica Bancorp	14,274	805,196
WSFS Financial Corp.	35,045	1,609,617

		129,371,216

Capital Markets (1.4%)
AlTi Global, Inc. (x)*	4,470	39,157
Artisan Partners Asset Management, Inc., Class A	38,460	1,699,163
AssetMark Financial Holdings, Inc.*	10,000	299,500
B Riley Financial, Inc. (x)	10,374	217,750
Bakkt Holdings, Inc. (x)*	83,130	185,380
BGC Group, Inc., Class A	176,900	1,277,218
Brightsphere Investment Group, Inc.	16,700	319,972
Cohen & Steers, Inc.	11,909	901,869
Diamond Hill Investment Group, Inc.	1,313	217,420
Donnelley Financial Solutions, Inc.*	15,900	991,683
Forge Global Holdings, Inc.*	26,440	90,689
GCM Grosvenor, Inc., Class A	22,180	198,733
Hamilton Lane, Inc., Class A	19,530	2,215,483
MarketWise, Inc.	9,540	26,044
Moelis & Co., Class A	37,800	2,121,714
Open Lending Corp.*	54,100	460,391
P10, Inc., Class A	11,980	122,436
Patria Investments Ltd., Class A	29,050	450,565
Perella Weinberg Partners, Class A	27,020	330,455
Piper Sandler Cos.	8,400	1,468,908
PJT Partners, Inc., Class A	12,900	1,314,123
Silvercrest Asset Management Group, Inc., Class A	1,640	27,880
StepStone Group, Inc., Class A	26,600	846,678
StoneX Group, Inc.*	13,050	963,481
Value Line, Inc.	850	41,438
Victory Capital Holdings, Inc., Class A	21,780	750,103
Virtus Investment Partners, Inc.	4,078	985,897
WisdomTree, Inc.	72,380	501,593

		19,065,723

Consumer Finance (0.9%)
Atlanticus Holdings Corp.*	5,330	206,111
Bread Financial Holdings, Inc.	25,200	830,088
Consumer Portfolio Services, Inc.*	2,530	23,706
Encore Capital Group, Inc.*	15,700	796,775
Enova International, Inc.*	16,213	897,552
FirstCash Holdings, Inc.	19,895	2,156,419
Green Dot Corp., Class A*	32,600	322,740
LendingClub Corp.*	49,700	434,378
LendingTree, Inc.*	14,120	428,118
Navient Corp.	58,600	1,091,132
Nelnet, Inc., Class A	7,749	683,617
NerdWallet, Inc., Class A*	26,790	394,349
OppFi, Inc.*	4,040	20,685
PRA Group, Inc.*	29,048	761,058
PROG Holdings, Inc.*	24,740	764,713
Regional Management Corp.	6,370	159,759
Upstart Holdings, Inc. (x)*	38,510	1,573,519
World Acceptance Corp.*	2,481	323,845

		11,868,564

Financial Services (2.5%)
Acacia Research Corp.*	8,290	32,497
Alerus Financial Corp.	6,080	136,131
A-Mark Precious Metals, Inc. (x)	10,710	323,977
AvidXchange Holdings, Inc.*	73,900	915,621
Banco Latinoamericano de Comercio Exterior SA, Class E	15,381	380,526
Cannae Holdings, Inc.*	49,100	957,941
Cantaloupe, Inc.*	29,220	216,520
Cass Information Systems, Inc.	7,978	359,409
Compass Diversified Holdings	30,500	684,725
Enact Holdings, Inc.	24,210	699,427
Essent Group Ltd.	61,590	3,248,257
Evertec, Inc.	38,100	1,559,814
Federal Agricultural Mortgage Corp., Class C	6,330	1,210,423
Finance of America Cos., Inc., Class A*	3,730	4,103
Flywire Corp.*	51,324	1,188,151
I3 Verticals, Inc., Class A*	10,990	232,658

See Notes to Financial Statements.

1443

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
International Money Express, Inc.*	12,600	$278,334
Jackson Financial, Inc., Class A	50,920	2,607,104
Marqeta, Inc., Class A*	261,860	1,827,783
Merchants Bancorp	8,510	362,356
Mr Cooper Group, Inc.*	36,588	2,382,610
NewtekOne, Inc.	12,170	167,946
NMI Holdings, Inc., Class A*	46,600	1,383,088
Ocwen Financial Corp.*	470	14,457
Pagseguro Digital Ltd., Class A*	106,100	1,323,067
Payoneer Global, Inc.*	188,580	982,502
Paysafe Ltd.*	20,549	262,822
Paysign, Inc. (x)*	3,030	8,484
PennyMac Financial Services, Inc.	18,300	1,617,171
Priority Technology Holdings, Inc.*	1,600	5,696
Radian Group, Inc.	84,100	2,401,055
Remitly Global, Inc.*	69,922	1,357,885
Repay Holdings Corp., Class A*	43,900	374,906
Security National Financial Corp., Class A*	419	3,771
StoneCo Ltd., Class A*	155,530	2,804,206
SWK Holdings Corp.*	330	5,785
Velocity Financial, Inc.*	1,860	32,029
Walker & Dunlop, Inc.	15,945	1,770,054
Waterstone Financial, Inc.	15,020	213,284

		34,336,575

Insurance (1.7%)
Ambac Financial Group, Inc.*	19,600	323,008
American Coastal Insurance Corp. (x)*	10,820	102,357
American Equity Investment Life Holding Co.*	39,293	2,192,549
AMERISAFE, Inc.	11,000	514,580
BRP Group, Inc., Class A*	29,500	708,590
CNO Financial Group, Inc.	60,901	1,699,138
Crawford & Co., Class A	5,420	71,436
Donegal Group, Inc., Class A	13,594	190,180
eHealth, Inc.*	25,800	224,976
Employers Holdings, Inc.	19,801	780,159
Enstar Group Ltd.*	6,588	1,939,178
F&G Annuities & Life, Inc.	7,640	351,440
Fidelis Insurance Holdings Ltd.*	4,740	60,056
Genworth Financial, Inc., Class A*	286,600	1,914,488
GoHealth, Inc., Class A*	690	9,205
Goosehead Insurance, Inc., Class A*	11,610	880,038
Greenlight Capital Re Ltd., Class A*	18,493	211,190
HCI Group, Inc.	5,000	437,000
Hippo Holdings, Inc. (x)*	12,461	113,644
Horace Mann Educators Corp.	23,137	756,580
Investors Title Co.	1,010	163,762
James River Group Holdings Ltd.	21,020	194,225
Kingsway Financial Services, Inc.*	2,380	19,992
Lemonade, Inc. (x)*	20,300	327,439
Maiden Holdings Ltd.*	2,040	4,672
MBIA, Inc. (x)	33,200	203,184
Mercury General Corp.	13,500	503,685
National Western Life Group, Inc., Class A	1,100	531,322
NI Holdings, Inc.*	1,760	22,862
Oscar Health, Inc., Class A*	68,100	623,115
Palomar Holdings, Inc.*	12,600	699,300
ProAssurance Corp.	29,900	412,321
Safety Insurance Group, Inc.	8,375	636,416
Selective Insurance Group, Inc.	32,832	3,266,127
Selectquote, Inc.*	130,367	178,603
SiriusPoint Ltd.*	38,700	448,920
Skyward Specialty Insurance Group, Inc.*	9,760	330,669
Stewart Information Services Corp.	12,727	747,711
Tiptree, Inc., Class A	15,240	288,950
Trupanion, Inc. (x)*	19,900	607,149
United Fire Group, Inc.	10,044	202,085
Universal Insurance Holdings, Inc.	18,200	290,836

		24,183,137

Mortgage Real Estate Investment Trusts (REITs) (1.2%)
AFC Gamma, Inc. (REIT)	11,630	139,909
Angel Oak Mortgage REIT, Inc. (REIT) (x)	4,920	52,152
Apollo Commercial Real Estate Finance, Inc. (REIT)	86,507	1,015,592
Arbor Realty Trust, Inc. (REIT) (x)	113,160	1,717,769
Ares Commercial Real Estate Corp. (REIT) (x)	28,460	294,846
ARMOUR Residential REIT, Inc. (REIT) (x)	17,130	330,952
Blackstone Mortgage Trust, Inc. (REIT), Class A (x)	86,700	1,844,109
BrightSpire Capital, Inc. (REIT), Class A	102,580	763,195
Chicago Atlantic Real Estate Finance, Inc. (REIT)	6,640	107,435
Chimera Investment Corp. (REIT)	111,400	555,886
Claros Mortgage Trust, Inc. (REIT)	46,400	632,432
Dynex Capital, Inc. (REIT)	29,200	365,584
Ellington Financial, Inc. (REIT)	27,300	346,983
Franklin BSP Realty Trust, Inc. (REIT)	42,443	573,405
Granite Point Mortgage Trust, Inc. (REIT)	43,590	258,925
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT) (x)	53,370	1,471,945
Invesco Mortgage Capital, Inc. (REIT) (x)	31,679	280,676
KKR Real Estate Finance Trust, Inc. (REIT)	26,100	345,303
Ladder Capital Corp. (REIT)	65,148	749,853
MFA Financial, Inc. (REIT)	65,875	742,411
New York Mortgage Trust, Inc. (REIT)	54,250	462,753
Nexpoint Real Estate Finance, Inc. (REIT)	4,910	77,332
Orchid Island Capital, Inc. (REIT) (x)	34,759	293,018
PennyMac Mortgage Investment Trust (REIT)	50,745	758,638
Ready Capital Corp. (REIT)	85,589	877,287
Redwood Trust, Inc. (REIT)	54,691	405,260
TPG RE Finance Trust, Inc. (REIT)	37,150	241,475
Two Harbors Investment Corp. (REIT)	67,000	933,310

		16,638,435

Total Financials		235,463,650

See Notes to Financial Statements.

1444

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Health Care (15.0%)
Biotechnology (7.3%)
2seventy bio, Inc. (x)*	27,663	$118,121
4D Molecular Therapeutics, Inc.*	17,470	353,942
89bio, Inc.*	33,010	368,722
Aadi Bioscience, Inc.*	6,680	13,494
ACADIA Pharmaceuticals, Inc.*	62,200	1,947,482
ACELYRIN, Inc. (x)*	23,630	176,280
Acrivon Therapeutics, Inc.*	2,010	9,889
Actinium Pharmaceuticals, Inc.*	1,910	9,703
Adicet Bio, Inc.*	22,220	41,996
ADMA Biologics, Inc.*	83,200	376,064
Aerovate Therapeutics, Inc. (x)*	11,350	256,850
Agenus, Inc. (x)*	170,060	140,793
Agios Pharmaceuticals, Inc.*	32,000	712,640
Akero Therapeutics, Inc.*	23,990	560,167
Aldeyra Therapeutics, Inc.*	22,500	78,975
Alector, Inc.*	44,150	352,317
Alkermes plc*	94,840	2,630,862
Allakos, Inc. (x)*	24,390	66,585
Allogene Therapeutics, Inc.*	81,991	263,191
Allovir, Inc. (x)*	47,490	32,284
Alpine Immune Sciences, Inc. (x)*	23,670	451,150
Altimmune, Inc. (x)*	23,570	265,163
ALX Oncology Holdings, Inc. (x)*	26,950	401,285
Amicus Therapeutics, Inc.*	145,700	2,067,483
AnaptysBio, Inc.*	14,000	299,880
Anavex Life Sciences Corp. (x)*	32,200	299,782
Anika Therapeutics, Inc.*	11,100	251,526
Annexon, Inc. (x)*	20,310	92,207
Apogee Therapeutics, Inc. (x)*	8,530	238,328
Arbutus Biopharma Corp.*	79,900	199,750
Arcellx, Inc.*	20,270	1,124,985
Arcturus Therapeutics Holdings, Inc.*	12,200	384,666
Arcus Biosciences, Inc.*	25,900	494,690
Arcutis Biotherapeutics, Inc. (x)*	37,830	122,191
Ardelyx, Inc.*	113,740	705,188
Arrowhead Pharmaceuticals, Inc.*	57,500	1,759,500
ARS Pharmaceuticals, Inc. (x)*	46,270	253,560
Astria Therapeutics, Inc.*	3,630	27,878
Atara Biotherapeutics, Inc. (x)*	95,500	48,972
Aura Biosciences, Inc.*	11,310	100,207
Aurinia Pharmaceuticals, Inc. (x)*	67,600	607,724
Avid Bioservices, Inc.*	33,750	219,375
Avidity Biosciences, Inc.*	56,800	514,040
Avita Medical, Inc.*	5,420	74,362
Beam Therapeutics, Inc. (x)*	43,630	1,187,609
BioAtla, Inc.*	4,180	10,283
BioCryst Pharmaceuticals, Inc.*	95,400	571,446
Biohaven Ltd.*	33,100	1,416,680
Biomea Fusion, Inc. (x)*	19,120	277,622
BioVie, Inc., Class A*	2,170	2,734
Bioxcel Therapeutics, Inc. (x)*	16,300	48,085
Bluebird Bio, Inc. (x)*	110,030	151,841
Blueprint Medicines Corp.*	30,500	2,813,320
Bridgebio Pharma, Inc. (x)*	56,351	2,274,890
Cabaletta Bio, Inc.*	14,800	335,960
CareDx, Inc.*	34,930	419,160
Caribou Biosciences, Inc. (x)*	60,000	343,800
Carisma Therapeutics, Inc. (x)	3,390	9,933
Cartesian Therapeutics, Inc. (x)*	11,360	7,832
Catalyst Pharmaceuticals, Inc.*	51,230	861,176
Celcuity, Inc. (x)*	1,590	23,166
Celldex Therapeutics, Inc.*	30,580	1,212,803
Century Therapeutics, Inc.*	8,740	29,017
Cerevel Therapeutics Holdings, Inc.*	38,890	1,648,936
Cogent Biosciences, Inc.*	39,700	233,436
Coherus Biosciences, Inc. (x)*	93,110	310,056
Compass Therapeutics, Inc.*	6,480	10,109
Crinetics Pharmaceuticals, Inc.*	34,800	1,238,184
Cue Biopharma, Inc.*	2,600	6,864
Cullinan Oncology, Inc.*	20,670	210,627
Cytokinetics, Inc.*	49,740	4,152,793
Day One Biopharmaceuticals, Inc.*	22,000	321,200
Deciphera Pharmaceuticals, Inc.*	21,700	350,021
Denali Therapeutics, Inc.*	63,090	1,353,911
Design Therapeutics, Inc.*	26,000	68,900
Disc Medicine, Inc.*	6,240	360,422
Dynavax Technologies Corp. (x)*	69,210	967,556
Dyne Therapeutics, Inc.*	25,620	340,746
Eagle Pharmaceuticals, Inc.*	12,710	66,473
Editas Medicine, Inc.*	32,200	326,186
Emergent BioSolutions, Inc.*	24,900	59,760
Enanta Pharmaceuticals, Inc.*	20,030	188,482
Entrada Therapeutics, Inc. (x)*	4,360	65,792
Erasca, Inc. (x)*	69,190	147,375
Fate Therapeutics, Inc.*	103,260	386,192
Fennec Pharmaceuticals, Inc. (x)*	1,420	15,932
FibroGen, Inc.*	48,500	42,986
Foghorn Therapeutics, Inc. (x)*	7,010	45,215
Genelux Corp. (x)*	6,780	94,988
Generation Bio Co.*	44,447	73,338
Geron Corp. (x)*	265,931	561,114
Graphite Bio, Inc.*	760	1,991
Gritstone bio, Inc. (x)*	9,000	18,360
Halozyme Therapeutics, Inc.*	71,935	2,658,718
Heron Therapeutics, Inc. (x)*	106,560	181,152
HilleVax, Inc. (x)*	11,120	178,476
Humacyte, Inc. (x)*	36,110	102,552
Icosavax, Inc.*	21,430	337,737
Ideaya Biosciences, Inc.*	29,510	1,049,966
IGM Biosciences, Inc. (x)*	18,020	149,746
Immuneering Corp., Class A (x)*	1,560	11,466
ImmunityBio, Inc. (x)*	142,130	713,493
ImmunoGen, Inc.*	126,168	3,740,881
Immunovant, Inc.*	29,060	1,224,298
Inhibrx, Inc. (x)*	19,600	744,800
Inozyme Pharma, Inc. (x)*	13,670	58,234
Insmed, Inc.*	70,700	2,190,993
Intellia Therapeutics, Inc.*	44,500	1,356,805
Iovance Biotherapeutics, Inc. (x)*	111,090	903,162
Ironwood Pharmaceuticals, Inc., Class A*	68,900	788,216
iTeos Therapeutics, Inc.*	18,730	205,093
Janux Therapeutics, Inc.*	14,050	150,756
KalVista Pharmaceuticals, Inc.*	23,890	292,653
Karyopharm Therapeutics, Inc.*	118,350	102,373
Keros Therapeutics, Inc.*	12,020	477,915
Kezar Life Sciences, Inc.*	49,640	47,029
Kiniksa Pharmaceuticals Ltd., Class A*	23,300	408,682

See Notes to Financial Statements.

1445

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Kodiak Sciences, Inc.*	34,950	$106,248
Krystal Biotech, Inc.*	13,500	1,674,810
Kura Oncology, Inc. (x)*	30,800	442,904
Kymera Therapeutics, Inc.*	15,000	381,900
Larimar Therapeutics, Inc.*	2,230	10,147
Lexicon Pharmaceuticals, Inc. (x)*	156,281	239,110
Lineage Cell Therapeutics, Inc.*	11,260	12,273
Lyell Immunopharma, Inc.*	110,099	213,592
MacroGenics, Inc.*	55,500	533,910
Madrigal Pharmaceuticals, Inc. (x)*	8,180	1,892,688
MannKind Corp.*	120,800	439,712
MeiraGTx Holdings plc*	25,670	180,203
Merrimack Pharmaceuticals, Inc.*	590	7,912
Mersana Therapeutics, Inc.*	97,680	226,618
MiMedx Group, Inc.*	64,300	563,911
Mineralys Therapeutics, Inc. (x)*	12,020	103,372
Mirum Pharmaceuticals, Inc.*	10,400	307,008
Monte Rosa Therapeutics, Inc.*	18,460	104,299
Morphic Holding, Inc.*	16,250	469,300
Mural Oncology plc*	9,484	56,145
Myriad Genetics, Inc.*	39,400	754,116
Nkarta, Inc. (x)*	43,910	289,806
Novavax, Inc. (x)*	51,070	245,136
Nurix Therapeutics, Inc.*	26,710	275,647
Nuvalent, Inc., Class A*	10,700	787,413
Nuvectis Pharma, Inc.*	1,330	11,092
Ocean Biomedical, Inc. (x)*	27,540	18,176
Olema Pharmaceuticals, Inc.*	12,270	172,148
Omega Therapeutics, Inc. (x)*	1,180	3,552
Organogenesis Holdings, Inc., Class A*	87,450	357,671
ORIC Pharmaceuticals, Inc. (x)*	12,340	113,528
Outlook Therapeutics, Inc.*	79,510	31,327
Ovid therapeutics, Inc.*	3,520	11,334
PDL BioPharma, Inc. (r)*	111,727	—
PDS Biotechnology Corp. (x)*	18,920	94,032
PepGen, Inc. (x)*	10,510	71,468
PMV Pharmaceuticals, Inc.*	29,690	92,039
Poseida Therapeutics, Inc., Class A*	12,100	40,656
Precigen, Inc. (x)*	139,660	187,144
Prelude Therapeutics, Inc.*	900	3,843
Prime Medicine, Inc.*	27,080	239,929
ProKidney Corp., Class A (x)*	17,730	31,559
Protagonist Therapeutics, Inc.*	28,600	655,798
Protalix BioTherapeutics, Inc. (x)*	11,700	20,826
Prothena Corp. plc*	20,790	755,509
PTC Therapeutics, Inc.*	39,200	1,080,352
Rallybio Corp.*	5,060	12,093
RAPT Therapeutics, Inc.*	19,100	474,635
Recursion Pharmaceuticals, Inc., Class A (x)*	58,581	577,609
REGENXBIO, Inc.*	22,900	411,055
Relay Therapeutics, Inc.*	66,980	737,450
Reneo Pharmaceuticals, Inc.*	2,980	4,768
Replimune Group, Inc.*	24,930	210,160
REVOLUTION Medicines, Inc.*	69,746	2,000,315
Rhythm Pharmaceuticals, Inc.*	27,430	1,260,957
Rigel Pharmaceuticals, Inc.*	238,440	345,738
Rocket Pharmaceuticals, Inc.*	29,480	883,516
Sage Therapeutics, Inc.*	26,300	569,921
Sagimet Biosciences, Inc., Class A*	1,350	7,317
Sana Biotechnology, Inc. (x)*	62,800	256,224
Sangamo Therapeutics, Inc.*	127,180	69,097
Savara, Inc.*	16,540	77,738
Scholar Rock Holding Corp.*	16,890	317,532
Seres Therapeutics, Inc.*	86,960	121,744
SpringWorks Therapeutics, Inc.*	31,120	1,135,880
Stoke Therapeutics, Inc. (x)*	22,610	118,929
Summit Therapeutics, Inc. (x)*	44,910	117,215
Sutro Biopharma, Inc.*	54,350	233,162
Syndax Pharmaceuticals, Inc.*	44,110	953,217
Tango Therapeutics, Inc.*	30,560	302,544
Tenaya Therapeutics, Inc. (x)*	27,270	88,355
TG Therapeutics, Inc. (x)*	70,770	1,208,752
Travere Therapeutics, Inc.*	38,900	349,711
Twist Bioscience Corp.*	25,712	947,744
Tyra Biosciences, Inc. (x)*	8,420	116,617
UroGen Pharma Ltd. (x)*	6,200	93,000
Vanda Pharmaceuticals, Inc.*	65,200	275,144
Vaxcyte, Inc.*	49,098	3,083,354
Vaxxinity, Inc., Class A (x)*	1,640	1,394
Vera Therapeutics, Inc., Class A (x)*	16,780	258,076
Veracyte, Inc.*	47,090	1,295,446
Vericel Corp.*	22,000	783,420
Verve Therapeutics, Inc.*	23,600	328,984
Vigil Neuroscience, Inc. (x)*	1,070	3,617
Viking Therapeutics, Inc.*	51,340	955,437
Vir Biotechnology, Inc.*	44,720	449,883
Viridian Therapeutics, Inc.*	19,800	431,244
Vor BioPharma, Inc. (x)*	1,550	3,488
Voyager Therapeutics, Inc.*	9,150	77,226
X4 Pharmaceuticals, Inc. (x)*	32,700	27,419
Xencor, Inc.*	32,400	687,852
XOMA Corp.*	470	8,695
Y-mAbs Therapeutics, Inc.*	33,730	230,039
Zentalis Pharmaceuticals, Inc.*	24,354	368,963
Zura Bio Ltd., Class A (x)*	9,950	46,467
Zymeworks, Inc.*	24,460	254,139

		101,138,192

Health Care Equipment & Supplies (2.7%)
Accuray, Inc.*	9,700	27,451
Alphatec Holdings, Inc.*	51,000	770,610
AngioDynamics, Inc.*	35,660	279,574
Artivion, Inc.*	18,168	324,844
AtriCure, Inc.*	27,900	995,751
Atrion Corp.	900	340,911
Avanos Medical, Inc.*	26,400	592,152
Axogen, Inc.*	30,540	208,588
Axonics, Inc.*	25,400	1,580,642
Beyond Air, Inc.*	3,590	7,036
Butterfly Network, Inc. (x)*	139,310	150,455
Cerus Corp.*	106,050	229,068
ClearPoint Neuro, Inc.*	2,460	16,703
CONMED Corp.	15,887	1,739,785
Cutera, Inc. (x)*	17,400	61,335
CVRx, Inc.*	3,570	112,241
Embecta Corp.	28,900	547,077
Glaukos Corp.*	23,122	1,837,968
Haemonetics Corp.*	26,200	2,240,362
Inari Medical, Inc.*	27,679	1,796,921
Inmode Ltd.*	41,380	920,291
Inogen, Inc.*	23,140	127,039

See Notes to Financial Statements.

1446

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Integer Holdings Corp.*	17,618	$1,745,591
iRadimed Corp.	5,600	265,832
iRhythm Technologies, Inc.*	16,100	1,723,344
KORU Medical Systems, Inc. (x)*	920	2,259
Lantheus Holdings, Inc.*	35,000	2,170,000
LeMaitre Vascular, Inc.	9,300	527,868
LivaNova plc*	28,000	1,448,720
Merit Medical Systems, Inc.*	29,207	2,218,564
Nano-X Imaging Ltd. (x)*	33,810	215,370
Neogen Corp.*	112,913	2,270,680
Nevro Corp.*	19,500	419,640
Omnicell, Inc.*	23,355	878,849
OraSure Technologies, Inc.*	69,086	566,505
Orchestra BioMed Holdings, Inc. (x)*	4,180	38,163
Orthofix Medical, Inc.*	18,534	249,838
OrthoPediatrics Corp.*	7,650	248,702
Outset Medical, Inc.*	23,700	128,217
Paragon 28, Inc.*	23,200	288,376
PROCEPT BioRobotics Corp.*	19,270	807,606
Pulmonx Corp.*	18,400	234,600
Pulse Biosciences, Inc. (x)*	3,850	47,124
RxSight, Inc.*	10,110	407,635
Sanara Medtech, Inc. (x)*	280	11,508
Semler Scientific, Inc.*	470	20,816
SI-BONE, Inc.*	14,900	312,751
Sight Sciences, Inc.*	16,070	82,921
Silk Road Medical, Inc.*	18,400	225,768
STAAR Surgical Co.*	24,800	774,008
Surmodics, Inc.*	8,721	317,008
Tactile Systems Technology, Inc.*	24,000	343,200
Tela Bio, Inc.*	1,300	8,606
TransMedics Group, Inc.*	15,800	1,247,094
Treace Medical Concepts, Inc.*	35,850	457,088
UFP Technologies, Inc.*	4,870	837,835
Utah Medical Products, Inc.	2,600	218,972
Varex Imaging Corp.*	21,700	444,850
Vicarious Surgical, Inc., Class A*	14,410	5,284
Zimvie, Inc.*	16,930	300,508
Zynex, Inc. (x)*	25,600	278,784

		37,697,288

Health Care Providers & Services (2.5%)
23andMe Holding Co., Class A (x)*	196,570	179,567
Accolade, Inc.*	39,296	471,945
AdaptHealth Corp., Class A*	40,997	298,868
Addus HomeCare Corp.*	7,100	659,235
Agiliti, Inc.*	24,920	197,366
AirSculpt Technologies, Inc. (x)*	17,570	131,599
Alignment Healthcare, Inc.*	40,300	346,983
AMN Healthcare Services, Inc.*	22,500	1,684,800
Apollo Medical Holdings, Inc.*	18,800	720,040
Aveanna Healthcare Holdings, Inc.*	29,730	79,676
Brookdale Senior Living, Inc.*	105,100	611,682
Cano Health, Inc. (x)*	2,055	12,063
CareMax, Inc. (x)*	40,520	20,187
Castle Biosciences, Inc.*	21,550	465,049
Community Health Systems, Inc.*	88,300	276,379
CorVel Corp.*	4,600	1,137,166
Cross Country Healthcare, Inc.*	28,895	654,183
DocGo, Inc.*	42,000	234,780
Enhabit, Inc.*	23,430	242,501
Ensign Group, Inc. (The)	29,000	3,254,090
Fulgent Genetics, Inc.*	10,400	300,664
Guardant Health, Inc.*	59,380	1,606,229
HealthEquity, Inc.*	43,400	2,877,420
Hims & Hers Health, Inc.*	92,820	826,098
InfuSystem Holdings, Inc.*	1,150	12,121
Innovage Holding Corp.*	24,700	148,200
Invitae Corp. (x)*	262,820	164,736
Joint Corp. (The)*	11,560	111,092
LifeStance Health Group, Inc. (x)*	81,300	636,579
ModivCare, Inc.*	6,823	300,144
National HealthCare Corp.	7,300	674,666
National Research Corp.	7,625	301,645
NeoGenomics, Inc.*	80,540	1,303,137
OPKO Health, Inc. (x)*	232,400	350,924
Option Care Health, Inc.*	88,265	2,973,648
Owens & Minor, Inc.*	37,000	712,990
P3 Health Partners, Inc. (x)*	11,670	16,455
Patterson Cos., Inc.	46,100	1,311,545
Pediatrix Medical Group, Inc.*	48,100	447,330
Pennant Group, Inc. (The)*	17,110	238,171
PetIQ, Inc., Class A*	22,700	448,325
Privia Health Group, Inc.*	59,176	1,362,823
Progyny, Inc.*	38,800	1,442,584
Quipt Home Medical Corp.*	5,030	25,603
RadNet, Inc.*	32,070	1,115,074
Select Medical Holdings Corp.	59,703	1,403,020
Surgery Partners, Inc.*	36,060	1,153,559
US Physical Therapy, Inc.	7,007	652,632
Viemed Healthcare, Inc.*	2,430	19,075

		34,614,648

Health Care Technology (0.5%)
American Well Corp., Class A*	154,020	229,490
Computer Programs and Systems, Inc.*	14,932	167,238
Definitive Healthcare Corp., Class A*	33,490	332,891
Evolent Health, Inc., Class A*	58,830	1,943,155
Health Catalyst, Inc.*	28,520	264,095
HealthStream, Inc.	13,000	351,390
Multiplan Corp.*	191,300	275,472
OptimizeRx Corp.*	14,150	202,487
Phreesia, Inc.*	24,800	574,120
Schrodinger, Inc. (x)*	28,835	1,032,293
Sharecare, Inc.*	182,240	196,819
Simulations Plus, Inc.	6,900	308,775
Veradigm, Inc.*	72,600	761,574

		6,639,799

Life Sciences Tools & Services (0.3%)
Adaptive Biotechnologies Corp.*	56,200	275,380
Akoya Biosciences, Inc.*	18,820	91,842
BioLife Solutions, Inc.*	17,850	290,062
Codexis, Inc.*	58,390	178,089
CryoPort, Inc.*	19,400	300,506
Cytek Biosciences, Inc.*	49,535	451,759
Harvard Bioscience, Inc.*	2,450	13,107
MaxCyte, Inc.*	51,860	243,742
Mesa Laboratories, Inc.	2,400	251,448
NanoString Technologies, Inc. (x)*	34,730	25,992
Nautilus Biotechnology, Inc., Class A*	13,800	41,262

See Notes to Financial Statements.

1447

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
OmniAb, Inc. (Earn Out Shares) (r)*	7,376	$—
OmniAb, Inc. (Nasdaq Stock Exchange)*	54,358	335,389
Pacific Biosciences of California, Inc.*	134,610	1,320,524
Quanterix Corp.*	19,700	538,598
Quantum-Si, Inc. (x)*	41,580	83,576
Seer, Inc., Class A*	31,690	61,479
SomaLogic, Inc. (x)*	97,220	245,967

		4,748,722

Pharmaceuticals (1.7%)
Aclaris Therapeutics, Inc.*	33,500	35,175
Amneal Pharmaceuticals, Inc.*	93,066	564,911
Amphastar Pharmaceuticals, Inc.*	20,500	1,267,925
Amylyx Pharmaceuticals, Inc.*	26,357	387,975
ANI Pharmaceuticals, Inc.*	6,850	377,709
Arvinas, Inc.*	23,000	946,680
Assertio Holdings, Inc. (x)*	32,290	34,550
Atea Pharmaceuticals, Inc.*	65,290	199,135
Axsome Therapeutics, Inc. (x)*	18,800	1,496,292
Biote Corp., Class A (x)*	1,330	6,570
Bright Green Corp.*	4,950	1,634
Cara Therapeutics, Inc.*	53,900	40,048
Cassava Sciences, Inc. (x)*	17,700	398,427
Citius Pharmaceuticals, Inc.*	11,250	8,511
Collegium Pharmaceutical, Inc.*	21,600	664,848
Corcept Therapeutics, Inc.*	44,400	1,442,112
CorMedix, Inc. (x)*	9,440	35,494
Cymabay Therapeutics, Inc.*	52,380	1,237,216
Edgewise Therapeutics, Inc.*	26,580	290,785
Enliven Therapeutics, Inc. (x)*	9,050	125,252
Evolus, Inc.*	33,100	348,543
Eyenovia, Inc. (x)*	4,450	9,256
EyePoint Pharmaceuticals, Inc. (x)*	14,880	343,877
Harmony Biosciences Holdings, Inc.*	17,620	569,126
Harrow, Inc. (x)*	15,170	169,904
Ikena Oncology, Inc.*	770	1,517
Innoviva, Inc.*	51,480	825,739
Intra-Cellular Therapies, Inc.*	50,040	3,583,865
Ligand Pharmaceuticals, Inc.*	9,726	694,631
Liquidia Corp. (x)*	37,000	445,110
Longboard Pharmaceuticals, Inc.*	970	5,849
Marinus Pharmaceuticals, Inc.*	22,420	243,705
NGM Biopharmaceuticals, Inc.*	28,790	24,731
Nuvation Bio, Inc.*	117,730	177,772
Ocular Therapeutix, Inc. (x)*	56,250	250,875
Omeros Corp. (x)*	5,850	19,129
Optinose, Inc. (x)*	6,850	8,837
Pacira BioSciences, Inc.*	22,400	755,776
Phathom Pharmaceuticals, Inc. (x)*	25,980	237,197
Phibro Animal Health Corp., Class A	14,740	170,689
Pliant Therapeutics, Inc.*	30,170	546,379
Prestige Consumer Healthcare, Inc.*	30,000	1,836,600
Rain Oncology, Inc. (x)*	21,290	25,548
Revance Therapeutics, Inc.*	42,200	370,938
Scilex Holding Co. (r)(x)*	18,651	32,341
scPharmaceuticals, Inc. (x)*	6,220	38,999
SIGA Technologies, Inc. (x)	39,530	221,368
Supernus Pharmaceuticals, Inc.*	26,600	769,804
Taro Pharmaceutical Industries Ltd.*	2,150	89,827
Tarsus Pharmaceuticals, Inc.*	14,180	287,145
Terns Pharmaceuticals, Inc.*	12,220	79,308
Theravance Biopharma, Inc. (x)*	34,900	392,276
Theseus Pharmaceuticals, Inc. (x)*	11,450	46,372
Third Harmonic Bio, Inc. (x)*	2,400	26,328
Trevi Therapeutics, Inc.*	4,360	5,842
Ventyx Biosciences, Inc.*	24,990	61,725
Verrica Pharmaceuticals, Inc. (x)*	1,590	11,639
WaVe Life Sciences Ltd.*	8,860	44,743
Xeris Biopharma Holdings, Inc.*	60,970	143,279
Zevra Therapeutics, Inc. (x)*	2,350	15,393

		23,493,231

Total Health Care		208,331,880

Industrials (16.9%)
Aerospace & Defense (0.9%)
AAR Corp.*	19,112	1,192,589
AeroVironment, Inc.*	15,631	1,970,131
AerSale Corp.*	15,570	197,661
Archer Aviation, Inc., Class A (x)*	82,170	504,524
Astronics Corp.*	11,800	205,556
Cadre Holdings, Inc.	6,800	223,652
Ducommun, Inc.*	5,090	264,985
Eve Holding, Inc. (x)*	3,220	23,570
Kaman Corp.	15,392	368,638
Kratos Defense & Security Solutions, Inc.*	61,400	1,245,806
Leonardo DRS, Inc.*	26,970	540,479
Moog, Inc., Class A	15,433	2,234,390
National Presto Industries, Inc.	1,300	104,364
Park Aerospace Corp.	11,762	172,901
Parsons Corp.*	22,050	1,382,756
Redwire Corp. (x)*	2,010	5,729
Rocket Lab USA, Inc. (x)*	148,930	823,583
Terran Orbital Corp. (x)*	30,920	35,249
Triumph Group, Inc.*	27,800	460,924
V2X, Inc.*	5,200	241,488
Virgin Galactic Holdings, Inc. (x)*	115,100	281,995

		12,480,970

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	29,600	521,256
Forward Air Corp.	17,240	1,083,879
Hub Group, Inc., Class A*	19,133	1,759,088
Radiant Logistics, Inc.*	17,220	114,341

		3,478,564

Building Products (2.0%)
AAON, Inc.	35,100	2,592,837
American Woodmark Corp.*	9,600	891,360
Apogee Enterprises, Inc.	16,000	854,560
AZZ, Inc.	14,686	853,110
CSW Industrials, Inc.	8,400	1,742,244
Gibraltar Industries, Inc.*	18,300	1,445,334
Griffon Corp.	26,643	1,623,891
Insteel Industries, Inc.	9,600	367,584
Janus International Group, Inc.*	41,200	537,660
JELD-WEN Holding, Inc.*	38,226	721,707
Masonite International Corp.*	13,600	1,151,376
Masterbrand, Inc.*	69,310	1,029,253
PGT Innovations, Inc.*	32,500	1,322,750

See Notes to Financial Statements.

1448

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Quanex Building Products Corp.	16,667	$509,510
Resideo Technologies, Inc.*	71,900	1,353,158
Simpson Manufacturing Co., Inc.	24,019	4,755,282
UFP Industries, Inc.	34,362	4,314,149
Zurn Elkay Water Solutions Corp.	79,080	2,325,743

		28,391,508

Commercial Services & Supplies (1.6%)
ABM Industries, Inc.	37,032	1,660,145
ACCO Brands Corp.	44,636	271,387
ACV Auctions, Inc., Class A*	67,890	1,028,533
Aris Water Solutions, Inc., Class A	5,210	43,712
BrightView Holdings, Inc.*	24,840	209,153
Brink’s Co. (The)	28,400	2,497,780
Casella Waste Systems, Inc., Class A*	29,740	2,541,580
CECO Environmental Corp.*	5,940	120,463
Cimpress plc*	10,000	800,500
CompX International, Inc.	120	3,034
CoreCivic, Inc.*	66,800	970,604
Deluxe Corp.	28,261	606,198
Ennis, Inc.	8,746	191,625
Enviri Corp.*	46,800	421,200
GEO Group, Inc. (The)*	61,400	664,962
Healthcare Services Group, Inc.*	39,869	413,442
HNI Corp.	27,112	1,134,095
Interface, Inc., Class A	29,998	378,575
LanzaTech Global, Inc. (x)*	13,700	68,911
Li-Cycle Holdings Corp. (x)*	66,700	39,006
Liquidity Services, Inc.*	12,850	221,148
Matthews International Corp., Class A	18,459	676,522
MillerKnoll, Inc.	41,589	1,109,595
Montrose Environmental Group, Inc.*	11,600	372,708
NL Industries, Inc.	4,745	26,619
OPENLANE, Inc.*	75,000	1,110,750
Performant Financial Corp.*	1,950	6,094
Pitney Bowes, Inc.	92,900	408,760
Quad/Graphics, Inc.*	2,010	10,894
SP Plus Corp.*	10,940	560,675
Steelcase, Inc., Class A	47,972	648,581
UniFirst Corp.	8,805	1,610,523
Viad Corp.*	9,504	344,045
VSE Corp.	6,960	449,686

		21,621,505

Construction & Engineering (1.7%)
Ameresco, Inc., Class A*	14,300	452,881
API Group Corp.*	113,790	3,937,134
Arcosa, Inc.	27,700	2,289,128
Argan, Inc.	3,930	183,885
Bowman Consulting Group Ltd., Class A*	1,400	49,728
Comfort Systems USA, Inc.	20,943	4,307,347
Concrete Pumping Holdings, Inc.*	2,290	18,778
Construction Partners, Inc., Class A*	21,310	927,411
Dycom Industries, Inc.*	17,616	2,027,425
Fluor Corp.*	81,800	3,204,106
Granite Construction, Inc.	26,535	1,349,570
Great Lakes Dredge & Dock Corp.*	31,400	241,152
IES Holdings, Inc.*	4,370	346,191
INNOVATE Corp. (x)*	3,620	4,453
Limbach Holdings, Inc.*	3,230	146,868
MYR Group, Inc.*	8,500	1,229,355
Northwest Pipe Co.*	720	21,787
Primoris Services Corp.	28,340	941,171
Southland Holdings, Inc.*	630	3,251
Sterling Infrastructure, Inc.*	15,300	1,345,329
Tutor Perini Corp.*	17,115	155,747

		23,182,697

Electrical Equipment (1.3%)
Allient, Inc.	3,940	119,027
Amprius Technologies, Inc.*	7,870	41,632
Array Technologies, Inc.*	78,200	1,313,760
Atkore, Inc.*	21,700	3,472,000
Babcock & Wilcox Enterprises, Inc. (x)*	16,350	23,871
Blink Charging Co. (x)*	45,780	155,194
Bloom Energy Corp., Class A (x)*	94,100	1,392,680
Dragonfly Energy Holdings Corp. (x)*	32,830	17,787
Encore Wire Corp.	9,228	1,971,101
Energy Vault Holdings, Inc. (x)*	13,670	31,851
EnerSys	25,239	2,548,130
Enovix Corp. (x)*	73,140	915,713
Eos Energy Enterprises, Inc. (x)*	59,460	64,811
ESS Tech, Inc. (x)*	24,530	27,964
Fluence Energy, Inc., Class A*	24,200	577,170
FTC Solar, Inc. (x)*	16,100	11,154
FuelCell Energy, Inc. (x)*	282,580	452,128
GrafTech International Ltd.	88,500	193,815
LSI Industries, Inc.	1,650	23,232
NEXTracker, Inc., Class A*	23,415	1,096,993
NuScale Power Corp., Class A (x)*	34,670	114,064
Powell Industries, Inc.	3,520	311,168
Preformed Line Products Co.	880	117,797
SES AI Corp.*	35,300	64,599
Shoals Technologies Group, Inc., Class A*	85,950	1,335,663
SKYX Platforms Corp. (x)*	2,690	4,304
Stem, Inc. (x)*	74,760	290,069
SunPower Corp. (x)*	105,410	509,130
Thermon Group Holdings, Inc.*	17,300	563,461
TPI Composites, Inc. (x)*	23,940	99,112
Vicor Corp.*	9,500	426,930

		18,286,310

Ground Transportation (0.5%)
ArcBest Corp.	15,500	1,863,255
Covenant Logistics Group, Inc., Class A	1,900	87,476
Daseke, Inc.*	5,080	41,148
FTAI Infrastructure, Inc.	3,710	14,432
Heartland Express, Inc.	20,155	287,410
Marten Transport Ltd.	33,074	693,893
PAM Transportation Services, Inc.*	1,530	31,793
RXO, Inc.*	62,100	1,444,446
TuSimple Holdings, Inc., Class A*	93,760	82,303
Universal Logistics Holdings, Inc.	6,030	168,961
Werner Enterprises, Inc.	35,366	1,498,457

		6,213,574

See Notes to Financial Statements.

1449

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Industrial Conglomerates (0.0%)†
Brookfield Business Corp., Class A	7,030	$163,658

Machinery (3.5%)
374Water, Inc. (x)*	2,910	4,132
3D Systems Corp.*	61,100	387,985
Alamo Group, Inc.	5,500	1,156,045
Albany International Corp., Class A	16,491	1,619,746
Astec Industries, Inc.	10,643	395,920
Barnes Group, Inc.	29,306	956,255
Blue Bird Corp.*	12,630	340,505
Chart Industries, Inc.*	22,321	3,043,022
Columbus McKinnon Corp.	11,200	437,024
Commercial Vehicle Group, Inc.*	3,410	23,904
Desktop Metal, Inc., Class A (x)*	133,300	100,108
Douglas Dynamics, Inc.	10,900	323,512
Energy Recovery, Inc.*	29,060	547,490
Enerpac Tool Group Corp., Class A	32,713	1,017,047
Enpro, Inc.	13,054	2,046,084
ESCO Technologies, Inc.	14,652	1,714,724
Federal Signal Corp.	34,600	2,655,204
Franklin Electric Co., Inc.	26,652	2,575,916
Gencor Industries, Inc.*	430	6,940
Gorman-Rupp Co. (The)	7,067	251,091
Greenbrier Cos., Inc. (The)	16,400	724,552
Helios Technologies, Inc.	21,150	959,152
Hillenbrand, Inc.	41,738	1,997,163
Hillman Solutions Corp.*	92,200	849,162
Hyliion Holdings Corp.*	79,170	64,421
Hyster-Yale Materials Handling, Inc.	4,230	263,064
John Bean Technologies Corp.	18,131	1,803,128
Kadant, Inc.	6,300	1,765,953
Kennametal, Inc.	45,000	1,160,550
Lindsay Corp.	6,175	797,563
Luxfer Holdings plc	6,770	60,524
Manitowoc Co., Inc. (The)*	13,965	233,076
Mayville Engineering Co., Inc.*	1,260	18,169
Microvast Holdings, Inc. (x)*	117,900	165,060
Miller Industries, Inc.	4,160	175,926
Mueller Industries, Inc.	65,428	3,084,930
Mueller Water Products, Inc., Class A	90,093	1,297,339
Nikola Corp. (x)*	317,070	277,373
Omega Flex, Inc.	2,220	156,532
Park-Ohio Holdings Corp.	510	13,750
Proto Labs, Inc.*	17,000	662,320
REV Group, Inc.	18,780	341,233
Shyft Group, Inc. (The)	15,500	189,410
SPX Technologies, Inc.*	23,700	2,393,937
Standex International Corp.	7,379	1,168,686
Tennant Co.	11,331	1,050,270
Terex Corp.	36,100	2,074,306
Titan International, Inc.*	26,300	391,344
Trinity Industries, Inc.	45,100	1,199,209
Velo3D, Inc. (x)*	14,900	5,924
Wabash National Corp.	24,300	622,566
Watts Water Technologies, Inc., Class A	16,459	3,429,068

		48,998,314

Marine Transportation (0.3%)
Costamare, Inc.	26,800	278,988
Eagle Bulk Shipping, Inc. (x)	6,800	376,720
Genco Shipping & Trading Ltd.	16,400	272,076
Golden Ocean Group Ltd.	61,900	604,144
Himalaya Shipping Ltd.*	980	6,625
Matson, Inc.	21,100	2,312,560
Pangaea Logistics Solutions Ltd.	2,400	19,776
Safe Bulkers, Inc.	5,900	23,187

		3,894,076

Passenger Airlines (0.4%)
Allegiant Travel Co.	7,677	634,197
Blade Air Mobility, Inc.*	5,970	21,074
Frontier Group Holdings, Inc. (x)*	56,090	306,251
Hawaiian Holdings, Inc. (x)*	30,500	433,100
JetBlue Airways Corp. (x)*	176,710	980,741
Joby Aviation, Inc. (x)*	149,940	997,101
SkyWest, Inc.*	29,600	1,545,120
Spirit Airlines, Inc.	50,200	822,778
Sun Country Airlines Holdings, Inc.*	16,400	257,972

		5,998,334

Professional Services (2.4%)
Alight, Inc., Class A*	203,310	1,734,234
ASGN, Inc.*	25,500	2,452,335
Asure Software, Inc.*	2,090	19,897
Barrett Business Services, Inc.	2,150	248,970
BlackSky Technology, Inc., Class A (x)*	14,020	19,628
CBIZ, Inc.*	27,600	1,727,484
Conduent, Inc.*	93,400	340,910
CRA International, Inc.	3,700	365,745
CSG Systems International, Inc.	18,465	982,523
ExlService Holdings, Inc.*	81,500	2,514,275
Exponent, Inc.	29,492	2,596,476
First Advantage Corp.	27,900	462,303
FiscalNote Holdings, Inc. (x)*	18,930	21,580
Forrester Research, Inc.*	6,780	181,772
Franklin Covey Co.*	6,640	289,039
Heidrick & Struggles International, Inc.	6,470	191,059
HireQuest, Inc. (x)	400	6,140
HireRight Holdings Corp.*	20,350	273,708
Huron Consulting Group, Inc.*	12,544	1,289,523
IBEX Holdings Ltd.*	2,220	42,202
ICF International, Inc.	10,500	1,407,945
Innodata, Inc.*	6,920	56,329
Insperity, Inc.	21,574	2,528,904
Kelly Services, Inc., Class A	18,134	392,057
Kforce, Inc.	12,200	824,232
Korn Ferry	33,052	1,961,636
Legalzoom.com, Inc.*	49,400	558,220
Maximus, Inc.	31,868	2,672,451
Mistras Group, Inc.*	1,110	8,125
NV5 Global, Inc.*	7,100	788,952
Planet Labs PBC (x)*	78,400	193,648
Resources Connection, Inc.	13,505	191,366
Skillsoft Corp. (x)*	360	6,329
Sterling Check Corp. (x)*	19,520	271,718
TriNet Group, Inc.*	23,000	2,735,390
TrueBlue, Inc.*	15,915	244,136
TTEC Holdings, Inc.	14,245	308,689
Upwork, Inc. (x)*	60,600	901,122

See Notes to Financial Statements.

1450

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Verra Mobility Corp., Class A*	72,100	$1,660,463
Willdan Group, Inc.*	1,480	31,820

		33,503,335

Trading Companies & Distributors (2.0%)
Alta Equipment Group, Inc.	5,830	72,117
Applied Industrial Technologies, Inc.	21,088	3,641,687
Beacon Roofing Supply, Inc.*	28,976	2,521,492
BlueLinx Holdings, Inc.*	4,700	532,557
Boise Cascade Co.	22,900	2,962,344
Custom Truck One Source, Inc.*	37,580	232,244
Distribution Solutions Group, Inc.*	5,996	189,234
DXP Enterprises, Inc.*	6,610	222,757
EVI Industries, Inc.	150	3,559
FTAI Aviation Ltd.	53,190	2,468,016
GATX Corp.	17,900	2,151,938
Global Industrial Co.	7,701	299,107
GMS, Inc.*	22,600	1,862,918
H&E Equipment Services, Inc.	18,000	941,760
Herc Holdings, Inc.	14,000	2,084,460
Hudson Technologies, Inc.*	8,410	113,451
Karat Packaging, Inc.	1,110	27,583
McGrath RentCorp	13,545	1,620,253
MRC Global, Inc.*	29,400	323,694
NOW, Inc.*	57,700	653,164
Rush Enterprises, Inc., Class A	38,325	1,927,748
Rush Enterprises, Inc., Class B	8,249	437,032
Textainer Group Holdings Ltd.	22,820	1,122,744
Titan Machinery, Inc.*	10,600	306,128
Transcat, Inc.*	3,980	435,133
Willis Lease Finance Corp.*	150	7,332
Xometry, Inc., Class A (x)*	17,500	628,425

		27,788,877

Total Industrials		234,001,722

Information Technology (13.3%)
Communications Equipment (0.6%)
ADTRAN Holdings, Inc.	36,306	266,486
Aviat Networks, Inc.*	5,740	187,468
Calix, Inc.*	30,200	1,319,438
Cambium Networks Corp.*	10,080	60,480
Clearfield, Inc.*	7,810	227,115
CommScope Holding Co., Inc.*	148,100	417,642
Comtech Telecommunications Corp.	22,310	188,073
Digi International, Inc.*	17,900	465,400
DZS, Inc. (x)*	15,680	30,890
Extreme Networks, Inc.*	67,200	1,185,408
Harmonic, Inc.*	58,839	767,260
Infinera Corp. (x)*	86,761	412,115
KVH Industries, Inc.*	1,360	7,154
NETGEAR, Inc.*	16,829	245,367
NetScout Systems, Inc.*	40,854	896,745
Ribbon Communications, Inc.*	68,838	199,630
Viavi Solutions, Inc.*	133,600	1,345,352

		8,222,023

Electronic Equipment, Instruments & Components (2.7%)
908 Devices, Inc.*	17,930	201,175
Advanced Energy Industries, Inc.	22,903	2,494,595
Aeva Technologies, Inc. (x)*	129,080	97,804
Akoustis Technologies, Inc. (x)*	28,670	23,911
Arlo Technologies, Inc.*	46,790	445,441
Badger Meter, Inc.	17,160	2,648,989
Bel Fuse, Inc., Class B	4,630	309,145
Belden, Inc.	25,235	1,949,404
Benchmark Electronics, Inc.	28,548	789,067
Climb Global Solutions, Inc.	730	40,026
CTS Corp.	18,100	791,694
Daktronics, Inc.*	14,230	120,670
ePlus, Inc.*	14,700	1,173,648
Evolv Technologies Holdings, Inc.*	62,180	293,490
Fabrinet*	20,200	3,844,666
FARO Technologies, Inc.*	15,937	359,061
Insight Enterprises, Inc.*	15,843	2,807,221
Iteris, Inc.*	2,050	10,660
Itron, Inc.*	23,300	1,759,383
Kimball Electronics, Inc.*	14,000	377,300
Knowles Corp.*	51,000	913,410
Lightwave Logic, Inc. (x)*	56,400	280,872
Luna Innovations, Inc.*	4,310	28,661
Methode Electronics, Inc.	21,000	477,330
MicroVision, Inc. (x)*	100,050	266,133
Mirion Technologies, Inc., Class A*	107,050	1,097,262
Napco Security Technologies, Inc.	12,400	424,700
nLight, Inc.*	19,400	261,900
Novanta, Inc.*	19,500	3,283,995
OSI Systems, Inc.*	10,168	1,312,180
PAR Technology Corp.*	11,600	505,064
PC Connection, Inc.	4,500	302,445
Plexus Corp.*	14,175	1,532,743
Presto Automation, Inc. (x)*	12,020	6,389
Richardson Electronics Ltd.	2,470	32,974
Rogers Corp.*	10,484	1,384,622
Sanmina Corp.*	31,800	1,633,566
ScanSource, Inc.*	9,939	393,684
SmartRent, Inc., Class A (x)*	72,700	231,913
TTM Technologies, Inc.*	53,201	841,108
Vishay Intertechnology, Inc.	77,000	1,845,690
Vishay Precision Group, Inc.*	7,700	262,339
Vuzix Corp. (x)*	54,630	113,903

		37,970,233

IT Services (0.5%)
Applied Digital Corp. (x)*	53,280	359,107
BigBear.ai Holdings, Inc. (x)*	89,860	192,300
BigCommerce Holdings, Inc.*	24,300	236,439
Brightcove, Inc.*	20,700	53,613
Couchbase, Inc.*	15,100	340,052
DigitalOcean Holdings, Inc. (x)*	38,500	1,412,565
Fastly, Inc., Class A*	56,300	1,002,140
Grid Dynamics Holdings, Inc.*	22,770	303,524
Hackett Group, Inc. (The)	12,259	279,138
Information Services Group, Inc.	8,890	41,872
Perficient, Inc.*	16,500	1,086,030
Rackspace Technology, Inc.*	128,070	256,140
Squarespace, Inc., Class A*	23,870	787,949
Thoughtworks Holding, Inc.*	39,640	190,668
Tucows, Inc., Class A (x)*	6,520	176,040
Unisys Corp.*	53,014	297,939

		7,015,516

See Notes to Financial Statements.

1451

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (3.0%)
ACM Research, Inc., Class A*	24,200	$472,868
Aehr Test Systems (x)*	13,820	366,645
Alpha & Omega Semiconductor Ltd.*	8,910	232,195
Ambarella, Inc.*	18,500	1,133,865
Amkor Technology, Inc.	58,100	1,932,987
Atomera, Inc. (x)*	7,520	52,715
Axcelis Technologies, Inc.*	16,800	2,178,792
CEVA, Inc.*	11,500	261,165
Cohu, Inc.*	22,731	804,450
Credo Technology Group Holding Ltd.*	49,384	961,506
Diodes, Inc.*	24,298	1,956,475
FormFactor, Inc.*	39,781	1,659,265
Ichor Holdings Ltd.*	14,600	490,998
Impinj, Inc.*	11,200	1,008,336
indie Semiconductor, Inc., Class A (x)*	56,380	457,242
inTEST Corp.*	4,280	58,208
Kulicke & Soffa Industries, Inc.	31,800	1,740,096
MACOM Technology Solutions Holdings, Inc.*	29,303	2,723,714
Maxeon Solar Technologies Ltd. (x)*	35,330	253,316
MaxLinear, Inc., Class A*	41,993	998,174
Navitas Semiconductor Corp., Class A*	54,520	439,976
NVE Corp.	1,270	99,606
Onto Innovation, Inc.*	26,182	4,003,228
PDF Solutions, Inc.*	15,880	510,383
Photronics, Inc.*	30,800	966,196
Power Integrations, Inc.	32,548	2,672,516
Rambus, Inc.*	62,800	4,286,100
Semtech Corp.*	37,396	819,346
Silicon Laboratories, Inc.*	17,670	2,337,211
SiTime Corp.*	8,200	1,001,056
SkyWater Technology, Inc.*	22,410	215,584
SMART Global Holdings, Inc.*	24,800	469,464
Synaptics, Inc.*	20,337	2,320,045
Transphorm, Inc. (x)*	4,560	16,644
Ultra Clean Holdings, Inc.*	22,300	761,322
Veeco Instruments, Inc.*	26,886	834,273

		41,495,962

Software (5.8%)
8x8, Inc.*	101,080	382,082
A10 Networks, Inc.	30,500	401,685
ACI Worldwide, Inc.*	66,616	2,038,450
Adeia, Inc.	59,283	734,516
Agilysys, Inc.*	10,200	865,164
Alarm.com Holdings, Inc.*	26,300	1,699,506
Alkami Technology, Inc.*	14,300	346,775
Altair Engineering, Inc., Class A*	28,900	2,431,935
American Software, Inc., Class A	20,100	227,130
Amplitude, Inc., Class A*	28,200	358,704
Appfolio, Inc., Class A*	10,500	1,819,020
Appian Corp., Class A*	20,000	753,200
Asana, Inc., Class A (x)*	38,400	729,984
Aurora Innovation, Inc., Class A (x)*	162,420	709,775
AvePoint, Inc.*	81,910	672,481
Bit Digital, Inc. (x)*	96,480	408,110
Blackbaud, Inc.*	27,287	2,365,783
BlackLine, Inc.*	29,100	1,817,004
Box, Inc., Class A*	72,600	1,859,286
Braze, Inc., Class A*	28,026	1,489,021
C3.ai, Inc., Class A (x)*	34,700	996,237
Cerence, Inc.*	21,300	418,758
Cipher Mining, Inc.*	74,670	308,387
Cleanspark, Inc.*	85,940	947,918
Clear Secure, Inc., Class A	44,540	919,751
CommVault Systems, Inc.*	22,414	1,789,758
Consensus Cloud Solutions, Inc.*	8,769	229,835
CoreCard Corp. (x)*	600	8,298
CS Disco, Inc.*	29,050	220,490
CXApp, Inc.*	35,630	45,963
Digimarc Corp. (x)*	8,110	292,933
Digital Turbine, Inc.*	47,800	327,908
Domo, Inc., Class B*	21,930	225,660
E2open Parent Holdings, Inc.*	124,200	545,238
eGain Corp.*	2,840	23,657
Enfusion, Inc., Class A*	26,130	253,461
EngageSmart, Inc.*	36,620	838,598
Envestnet, Inc.*	30,800	1,525,216
Everbridge, Inc.*	20,000	486,200
EverCommerce, Inc.*	21,500	237,145
Expensify, Inc., Class A*	22,970	56,736
Freshworks, Inc., Class A*	86,570	2,033,529
Instructure Holdings, Inc.*	8,100	218,781
Intapp, Inc.*	11,860	450,917
InterDigital, Inc.	14,475	1,571,117
Jamf Holding Corp.*	37,320	673,999
Kaltura, Inc.*	7,510	14,645
LivePerson, Inc.*	84,850	321,582
LiveRamp Holdings, Inc.*	37,985	1,438,872
Marathon Digital Holdings, Inc. (x)*	115,098	2,703,652
Matterport, Inc.*	110,400	296,976
MeridianLink, Inc.*	12,580	311,607
MicroStrategy, Inc., Class A (x)*	5,909	3,732,243
Mitek Systems, Inc.*	21,600	281,664
Model N, Inc.*	19,800	533,214
N-able, Inc.*	34,400	455,800
NextNav, Inc. (x)*	40,930	182,139
Olo, Inc., Class A*	45,300	259,116
ON24, Inc.	27,350	215,518
OneSpan, Inc.*	21,020	225,334
PagerDuty, Inc.*	41,900	969,985
PowerSchool Holdings, Inc., Class A*	29,950	705,622
Progress Software Corp.	28,977	1,573,451
PROS Holdings, Inc.*	22,700	880,533
Q2 Holdings, Inc.*	28,800	1,250,208
Qualys, Inc.*	19,400	3,807,832
Rapid7, Inc.*	31,380	1,791,798
Red Violet, Inc.*	500	9,985
Rimini Street, Inc.*	27,700	90,579
Riot Platforms, Inc. (x)*	83,720	1,295,148
Sapiens International Corp. NV	14,100	408,054
SEMrush Holdings, Inc., Class A (x)*	11,600	158,456
SolarWinds Corp.*	26,000	324,740
SoundHound AI, Inc., Class A (x)*	100,780	213,654
SoundThinking, Inc.*	6,780	173,161
Sprinklr, Inc., Class A*	46,480	559,619
Sprout Social, Inc., Class A*	23,000	1,413,120
SPS Commerce, Inc.*	19,400	3,760,496

See Notes to Financial Statements.

1452

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Tenable Holdings, Inc.*	61,010	$2,810,121
Terawulf, Inc. (x)*	229,260	550,224
Varonis Systems, Inc.*	64,080	2,901,542
Verint Systems, Inc.*	35,951	971,756
Veritone, Inc. (x)*	20,930	37,883
Viant Technology, Inc., Class A*	4,190	28,869
Weave Communications, Inc.*	23,800	272,986
Workiva, Inc., Class A*	28,600	2,903,758
Xperi, Inc.*	23,283	256,579
Yext, Inc.*	63,000	371,070
Zeta Global Holdings Corp., Class A*	58,500	515,970
Zuora, Inc., Class A*	67,280	632,432

		80,368,094

Technology Hardware, Storage & Peripherals (0.7%)
CompoSecure, Inc. (x)*	3,650	19,710
Corsair Gaming, Inc.*	19,700	277,770
CPI Card Group, Inc. (x)*	1,090	20,917
Eastman Kodak Co.*	47,280	184,392
Immersion Corp.	10,100	71,306
Intevac, Inc. (x)*	2,830	12,226
IonQ, Inc. (x)*	85,880	1,064,053
Super Micro Computer, Inc.*	25,800	7,333,908
Turtle Beach Corp.*	11,010	120,559
Xerox Holdings Corp.	57,700	1,057,641

		10,162,482

Total Information Technology		185,234,310

Materials (4.4%)
Chemicals (1.9%)
AdvanSix, Inc.	13,500	404,460
American Vanguard Corp.	20,410	223,898
Aspen Aerogels, Inc.*	29,870	471,349
Avient Corp.	48,500	2,016,145
Balchem Corp.	18,185	2,705,019
Cabot Corp.	29,200	2,438,200
Core Molding Technologies, Inc.*	1,350	25,015
Danimer Scientific, Inc., Class A (x)*	19,880	20,278
Ecovyst, Inc.*	44,630	436,035
Hawkins, Inc.	10,100	711,242
HB Fuller Co.	29,059	2,365,693
Ingevity Corp.*	19,600	925,512
Innospec, Inc.	13,700	1,688,388
Intrepid Potash, Inc.*	10,110	241,528
Koppers Holdings, Inc.	7,223	369,962
Kronos Worldwide, Inc.	25,200	250,488
Livent Corp. (x)*	96,461	1,734,369
LSB Industries, Inc.*	38,700	360,297
Mativ Holdings, Inc.	26,977	413,018
Minerals Technologies, Inc.	19,950	1,422,635
Origin Materials, Inc. (x)*	56,810	47,505
Orion SA	33,900	940,047
Perimeter Solutions SA*	61,400	282,440
PureCycle Technologies, Inc. (x)*	91,210	369,400
Quaker Chemical Corp.	7,500	1,600,650
Rayonier Advanced Materials, Inc.*	50,270	203,593
Sensient Technologies Corp.	20,925	1,381,050
Stepan Co.	11,388	1,076,735
Trinseo plc	25,600	214,272
Tronox Holdings plc	58,700	831,192
Valhi, Inc. (x)	1,380	20,962

		26,191,377

Construction Materials (0.3%)
Knife River Corp.*	30,780	2,037,020
Summit Materials, Inc., Class A*	64,669	2,487,170
United States Lime & Minerals, Inc.	860	198,101

		4,722,291

Containers & Packaging (0.3%)
Greif, Inc., Class A	14,800	970,732
Greif, Inc., Class B	3,200	211,232
Myers Industries, Inc.	13,300	260,015
O-I Glass, Inc.*	91,000	1,490,580
Pactiv Evergreen, Inc.	27,250	373,598
Ranpak Holdings Corp., Class A*	32,670	190,139
TriMas Corp.	27,000	683,910

		4,180,206

Metals & Mining (1.8%)
5E Advanced Materials, Inc. (x)*	3,190	4,498
Alpha Metallurgical Resources, Inc.	6,730	2,280,932
Arch Resources, Inc.	9,860	1,636,168
ATI, Inc.*	71,300	3,242,011
Caledonia Mining Corp. plc	1,020	12,444
Carpenter Technology Corp.	28,700	2,031,960
Century Aluminum Co.*	37,550	455,857
Coeur Mining, Inc.*	134,836	439,565
Commercial Metals Co.	66,300	3,317,652
Compass Minerals International, Inc.	19,500	493,740
Constellium SE*	63,800	1,273,448
Contango ORE, Inc. (x)*	140	2,535
Dakota Gold Corp. (x)*	1,610	4,218
Haynes International, Inc.	4,833	275,723
Hecla Mining Co. (x)	304,409	1,464,207
i-80 Gold Corp.*	74,960	131,930
Ivanhoe Electric, Inc. (x)*	29,800	300,384
Kaiser Aluminum Corp.	10,291	732,616
Materion Corp.	11,545	1,502,351
NioCorp Developments Ltd.*	1,210	3,860
Novagold Resources, Inc.*	131,700	492,558
Olympic Steel, Inc.	6,080	405,536
Perpetua Resources Corp.*	1,320	4,184
Piedmont Lithium, Inc. (x)*	8,800	248,424
Ramaco Resources, Inc., Class A	18,320	314,738
Ryerson Holding Corp.	9,800	339,864
Schnitzer Steel Industries, Inc., Class A	10,500	316,680
SunCoke Energy, Inc.	42,510	456,557
TimkenSteel Corp.*	23,300	546,385
Tredegar Corp.	9,729	52,634
Warrior Met Coal, Inc.	27,880	1,699,844
Worthington Steel, Inc.*	20,580	578,298

		25,061,801

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	8,368	302,252
Glatfelter Corp.*	23,495	45,581
Sylvamo Corp.	17,900	879,069

		1,226,902

Total Materials		61,382,577

See Notes to Financial Statements.

1453

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Real Estate (6.1%)
Diversified REITs (0.6%)
Alexander & Baldwin, Inc. (REIT)	42,386	$806,182
Alpine Income Property Trust, Inc. (REIT)	3,500	59,185
American Assets Trust, Inc. (REIT)	24,318	547,398
Armada Hoffler Properties, Inc. (REIT)	33,800	418,106
Broadstone Net Lease, Inc. (REIT)	100,460	1,729,921
CTO Realty Growth, Inc. (REIT)	13,118	227,335
Empire State Realty Trust, Inc. (REIT), Class A	74,300	719,967
Essential Properties Realty Trust, Inc. (REIT)	84,060	2,148,574
Gladstone Commercial Corp. (REIT)	18,900	250,236
Global Net Lease, Inc. (REIT)	88,869	884,246
NexPoint Diversified Real Estate Trust (REIT)	7,105	56,485
One Liberty Properties, Inc. (REIT)	11,043	241,952

		8,089,587

Health Care REITs (0.6%)
CareTrust REIT, Inc. (REIT)	54,313	1,215,525
Community Healthcare Trust, Inc. (REIT)	12,300	327,672
Diversified Healthcare Trust (REIT)	211,620	791,459
Global Medical REIT, Inc. (REIT)	30,400	337,440
LTC Properties, Inc. (REIT)	21,569	692,796
National Health Investors, Inc. (REIT)	23,928	1,336,379
Physicians Realty Trust (REIT)	118,800	1,581,228
Sabra Health Care REIT, Inc. (REIT)	120,123	1,714,155
Universal Health Realty Income Trust (REIT)	5,750	248,687

		8,245,341

Hotel & Resort REITs (0.9%)
Apple Hospitality REIT, Inc. (REIT)	109,100	1,812,151
Braemar Hotels & Resorts, Inc. (REIT)	49,290	123,225
Chatham Lodging Trust (REIT)	24,930	267,249
DiamondRock Hospitality Co. (REIT)	115,998	1,089,221
Pebblebrook Hotel Trust (REIT) (x)	61,712	986,158
RLJ Lodging Trust (REIT)	97,486	1,142,536
Ryman Hospitality Properties, Inc. (REIT)	30,764	3,385,886
Service Properties Trust (REIT)	95,200	813,008
Summit Hotel Properties, Inc. (REIT)	53,600	360,192
Sunstone Hotel Investors, Inc. (REIT)	125,578	1,347,452
Xenia Hotels & Resorts, Inc. (REIT)	63,400	863,508

		12,190,586

Industrial REITs (0.4%)
Innovative Industrial Properties, Inc. (REIT)	14,000	1,411,480
LXP Industrial Trust (REIT)	177,816	1,763,935
Plymouth Industrial REIT, Inc. (REIT)	15,900	382,713
Terreno Realty Corp. (REIT)	41,500	2,600,805

		6,158,933

Office REITs (0.8%)
Brandywine Realty Trust (REIT)	88,100	475,740
City Office REIT, Inc. (REIT)	44,540	272,139
COPT Defense Properties (REIT)	58,700	1,504,481
Douglas Emmett, Inc. (REIT) (x)	90,870	1,317,615
Easterly Government Properties, Inc. (REIT), Class A	64,720	869,837
Equity Commonwealth (REIT)	60,900	1,169,280
Hudson Pacific Properties, Inc. (REIT)	74,430	692,943
JBG SMITH Properties (REIT)	59,750	1,016,348
Office Properties Income Trust (REIT)	50,351	368,569
Orion Office REIT, Inc. (REIT)	39,330	224,968
Paramount Group, Inc. (REIT)	97,000	501,490
Peakstone Realty Trust (REIT) (x)	14,860	296,160
Piedmont Office Realty Trust, Inc. (REIT), Class A	72,000	511,920
Postal Realty Trust, Inc. (REIT), Class A	13,380	194,813
SL Green Realty Corp. (REIT) (x)	35,190	1,589,532

		11,005,835

Real Estate Management & Development (0.8%)
American Realty Investors, Inc.*	440	7,661
Anywhere Real Estate, Inc.*	64,800	525,528
Compass, Inc., Class A*	131,400	494,064
Cushman & Wakefield plc*	99,396	1,073,477
DigitalBridge Group, Inc.	84,100	1,475,114
Douglas Elliman, Inc.	79,620	234,879
eXp World Holdings, Inc. (x)	32,200	499,744
Forestar Group, Inc.*	14,533	480,606
FRP Holdings, Inc.*	4,000	251,520
Kennedy-Wilson Holdings, Inc.	70,024	866,897
Marcus & Millichap, Inc.	16,000	698,880
Maui Land & Pineapple Co., Inc.*	1,120	17,797
Newmark Group, Inc., Class A	84,624	927,479
Opendoor Technologies, Inc.*	291,580	1,306,278
RE/MAX Holdings, Inc., Class A	16,170	215,546
Redfin Corp. (x)*	54,197	559,313
RMR Group, Inc. (The), Class A	9,596	270,895
St Joe Co. (The)	18,200	1,095,276
Star Holdings (REIT)*	10,748	161,005
Stratus Properties, Inc.*	2,730	78,788
Tejon Ranch Co.*	12,042	207,122
Transcontinental Realty Investors, Inc.*	850	29,376

		11,477,245

Residential REITs (0.4%)
Apartment Investment and Management Co. (REIT), Class A*	77,400	606,042
BRT Apartments Corp. (REIT)	10,430	193,894
Centerspace (REIT)	7,049	410,252
Clipper Realty, Inc. (REIT)	7,220	38,988
Elme Communities (REIT)	42,317	617,828
Independence Realty Trust, Inc. (REIT)	112,207	1,716,767
NexPoint Residential Trust, Inc. (REIT)	9,700	333,971
UMH Properties, Inc. (REIT)	21,500	329,380
Veris Residential, Inc. (REIT)	51,400	808,522

		5,055,644

See Notes to Financial Statements.

1454

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Retail REITs (1.2%)
Acadia Realty Trust (REIT)	45,673	$775,984
Alexander’s, Inc. (REIT)	1,395	297,930
CBL & Associates Properties, Inc. (REIT) (x)	13,400	327,228
Getty Realty Corp. (REIT)	26,575	776,522
InvenTrust Properties Corp. (REIT)	34,200	866,628
Kite Realty Group Trust (REIT)	115,772	2,646,548
Macerich Co. (The) (REIT)	102,600	1,583,118
NETSTREIT Corp. (REIT)	31,600	564,060
Phillips Edison & Co., Inc. (REIT)	69,500	2,535,360
Retail Opportunity Investments Corp. (REIT)	62,100	871,263
RPT Realty (REIT)	67,310	863,587
Saul Centers, Inc. (REIT)	5,950	233,657
SITE Centers Corp. (REIT)	117,400	1,600,162
Tanger, Inc. (REIT)	51,600	1,430,352
Urban Edge Properties (REIT)	64,500	1,180,350
Whitestone REIT (REIT)	25,200	309,708

		16,862,457

Specialized REITs (0.4%)
Farmland Partners, Inc. (REIT) (x)	20,500	255,840
Four Corners Property Trust, Inc. (REIT)	46,600	1,178,980
Gladstone Land Corp. (REIT)	15,900	229,755
Outfront Media, Inc. (REIT)	75,600	1,055,376
PotlatchDeltic Corp. (REIT)	42,809	2,101,922
Safehold, Inc. (REIT)	19,467	455,528
Uniti Group, Inc. (REIT)	105,400	609,212

		5,886,613

Total Real Estate		84,972,241

Utilities (2.7%)
Electric Utilities (0.7%)
ALLETE, Inc.	35,123	2,148,123
Genie Energy Ltd., Class B	7,170	201,692
MGE Energy, Inc.	20,279	1,466,374
Otter Tail Corp.	22,925	1,947,937
PNM Resources, Inc.	46,181	1,921,130
Portland General Electric Co.	51,912	2,249,866

		9,935,122

Gas Utilities (0.9%)
Brookfield Infrastructure Corp., Class A (x)	65,209	2,300,573
Chesapeake Utilities Corp.	9,050	955,951
New Jersey Resources Corp.	49,322	2,198,775
Northwest Natural Holding Co.	17,242	671,403
ONE Gas, Inc.	29,500	1,879,740
RGC Resources, Inc.	1,420	28,883
Southwest Gas Holdings, Inc.	37,936	2,403,246
Spire, Inc.	26,152	1,630,316

		12,068,887

Independent Power and Renewable Electricity Producers (0.3%)
Altus Power, Inc., Class A*	56,750	387,603
Montauk Renewables, Inc.*	37,530	334,392
Ormat Technologies, Inc.	30,010	2,274,458
Sunnova Energy International, Inc. (x)*	60,600	924,150

		3,920,603

Multi-Utilities (0.4%)
Avista Corp.	37,099	1,325,918
Black Hills Corp.	34,819	1,878,485
Northwestern Energy Group, Inc.	34,768	1,769,344
Unitil Corp.	8,100	425,817

		5,399,564

Water Utilities (0.4%)
American States Water Co.	21,158	1,701,526
Artesian Resources Corp., Class A	5,250	217,613
Cadiz, Inc. (x)*	16,290	45,612
California Water Service Group	31,440	1,630,793
Consolidated Water Co. Ltd.	6,800	242,080
Global Water Resources, Inc.	4,980	65,138
Middlesex Water Co.	11,300	741,506
Pure Cycle Corp.*	10,080	105,538
SJW Group	15,000	980,250
York Water Co. (The)	6,190	239,058

		5,969,114

Total Utilities		37,293,290

Total Common Stocks (98.7%) (Cost $977,722,731)		1,370,647,513

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
Achillion Pharmaceuticals, Inc., CVR (r)(x)*	82,700	41,350
Cartesian Therapeutics, Inc. (x)*	11,360	1,534
Chinook Therapeutics, Inc., CVR (r)*	35,960	14,384
Tobira Therapeutics, Inc., CVR (r)(x)*	2,288	—

Total Health Care		57,268

Materials (0.0%)†
Paper & Forest Products (0.0%)†
Resolute Forest Products, Inc., CVR*	23,700	47,400

Total Materials		47,400

Total Rights (0.0%)† (Cost $65,824)		104,668

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Pharmaceuticals (0.0%)†
Cassava Sciences, Inc., expiring 11/15/24* (Cost $—)	7,080	33,807

See Notes to Financial Statements.

1455

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (3.9%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	2,000,000	$2,000,000
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	910,125	910,125
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	3,408,825	3,408,825
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	5,477,629	5,477,629
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	4,325,058	4,325,058
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	2,373,167	2,373,167
RBC BlueBay U.S. Government Money Market Fund, Institutional Shares 5.23% (7 day yield) (xx)	35,000,000	35,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.32% (7 day yield) (xx)	1,000,000	1,000,000

Total Investment Companies		54,494,804

Total Short-Term Investments (3.9%) (Cost $54,494,804)		54,494,804

Total Investments in Securities (102.6%) (Cost $1,032,283,359)		1,425,280,792
Other Assets Less Liabilities (-2.6%)		(36,483,010)

Net Assets (100%)		$1,388,797,782

*	Non-income producing.
†	Percent shown is less than 0.05%.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $650,508 or 0.0% of net assets.

(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $66,976,401. This was collateralized by $17,672,523 of various U.S. Government Treasury Securities, ranging from 0.000% - 7.625%, maturing 1/15/24 - 11/15/53 and by cash of $54,494,804 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

CVR	— Contingent Value Right
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	156	3/2024	USD	15,972,060	1,233,455

					1,233,455

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$32,458,093	$—	$86,967		$32,545,060
Consumer Discretionary	152,560,609	31,204	–(a	)	152,591,813
Consumer Staples	44,099,040	—	—		44,099,040
Energy	94,731,930	—	—		94,731,930
Financials	235,463,650	—	—		235,463,650
Health Care	208,299,539	—	32,341		208,331,880
Industrials	234,001,722	—	—		234,001,722
Information Technology	185,234,310	—	—		185,234,310
Materials	61,382,577	—	—		61,382,577
Real Estate	84,972,241	—	—		84,972,241
Utilities	37,293,290	—	—		37,293,290
Futures	1,233,455	—	—		1,233,455
Rights
Health Care	—	1,534	55,734		57,268
Materials	—	47,400	—		47,400
Short-Term Investments
Investment Companies	54,494,804	—	—		54,494,804
Warrants
Health Care	—	33,807	—		33,807

Total Assets	$1,426,225,260	$113,945	$175,042		$1,426,514,247

Total Liabilities	$—	$—	$—		$—

Total	$1,426,225,260	$113,945	$175,042		$1,426,514,247

(a)	Value is zero.

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$1,233,455	*

Total		$1,233,455

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,148,825	$1,148,825

Total	$1,148,825	$1,148,825

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$1,625,864	$1,625,864

Total	$1,625,864	$1,625,864

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$13,920,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$165,475,435
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$169,589,307

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$585,414,693
Aggregate gross unrealized depreciation	(198,103,440)

Net unrealized appreciation	$387,311,253

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,039,202,994

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,032,283,359)	$1,425,280,792
Cash	16,451,862
Cash held as collateral at broker for futures	1,222,840
Dividends, interest and other receivables	1,480,751
Receivable for Portfolio shares sold	670,362
Securities lending income receivable	114,885
Other assets	5,656

Total assets	1,445,227,148

LIABILITIES
Payable for return of collateral on securities loaned	54,494,804
Payable for securities purchased	735,128
Investment management fees payable	284,279
Due to broker for futures variation margin	264,588
Distribution fees payable – Class IB	241,710
Payable for Portfolio shares repurchased	210,079
Administrative fees payable	106,813
Distribution fees payable – Class IA	25,293
Accrued expenses	66,672

Total liabilities	56,429,366

Commitments and contingent liabilities^
NET ASSETS	$1,388,797,782

Net assets were comprised of:
Paid in capital	$995,901,988
Total distributable earnings (loss)	392,895,794

Net assets	$1,388,797,782

Class IA
Net asset value, offering and redemption price per share, $123,109,044 / 11,129,409 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.06

Class IB
Net asset value, offering and redemption price per share, $1,181,160,095 / 106,660,326 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.07

Class K
Net asset value, offering and redemption price per share, $84,528,643 / 7,640,491 shares outstanding (unlimited amount authorized: $0.01 par value)	$11.06

(x)	Includes value of securities on loan of $66,976,401.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $27,875 foreign withholding tax)	$18,983,744
Interest	713,237
Securities lending (net)	1,670,142

Total income	21,367,123

EXPENSES
Investment management fees	3,150,186
Distribution fees – Class IB	2,670,409
Administrative fees	1,179,724
Distribution fees – Class IA	285,373
Printing and mailing expenses	137,074
Professional fees	105,518
Custodian fees	91,200
Trustees’ fees	45,492
Recoupment fees	3,801
Miscellaneous	203,817

Gross expenses	7,872,594
Less: Waiver from investment manager	(3,801)

Net expenses	7,868,793

NET INVESTMENT INCOME (LOSS)	13,498,330

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	45,671,097
Futures contracts	1,148,825
Foreign currency transactions	2,782

Net realized gain (loss)	46,822,704

Change in unrealized appreciation (depreciation) on:
Investments in securities	139,926,491
Futures contracts	1,625,864

Net change in unrealized appreciation (depreciation)	141,552,355

NET REALIZED AND UNREALIZED GAIN (LOSS)	188,375,059

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$201,873,389

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,498,330	$10,993,753
Net realized gain (loss)	46,822,704	37,786,073
Net change in unrealized appreciation (depreciation)	141,552,355	(348,311,507)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	201,873,389	(299,531,681)

Distributions to shareholders:
Class IA	(5,131,903)	(5,130,743)
Class IB	(49,021,082)	(46,870,919)
Class K	(3,683,127)	(3,667,700)

Total distributions to shareholders	(57,836,112)	(55,669,362)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 1,159,283 and 780,408 shares, respectively ]	12,011,627	8,473,906
Capital shares issued in reinvestment of dividends and distributions [ 470,320 and 502,845 shares, respectively ]	5,131,903	5,130,743
Capital shares repurchased [ (1,726,370) and (1,352,495) shares , respectively]	(17,995,353)	(14,809,621)

Total Class IA transactions	(851,823)	(1,204,972)

Class IB
Capital shares sold [ 8,762,215 and 7,915,053 shares, respectively ]	90,556,944	86,546,756
Capital shares issued in reinvestment of dividends and distributions [ 4,487,546 and 4,588,724 shares, respectively ]	49,021,082	46,870,919
Capital shares repurchased [ (9,620,110) and (8,290,400) shares , respectively]	(100,290,691)	(90,882,544)

Total Class IB transactions	39,287,335	42,535,131

Class K
Capital shares sold [ 801,725 and 763,383 shares, respectively ]	8,343,604	8,304,479
Capital shares issued in reinvestment of dividends and distributions [ 337,533 and 359,448 shares, respectively ]	3,683,127	3,667,700
Capital shares repurchased [ (1,169,251) and (900,685) shares , respectively]	(12,157,671)	(9,942,951)

Total Class K transactions	(130,940)	2,029,228

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	38,304,572	43,359,387

TOTAL INCREASE (DECREASE) IN NET ASSETS	182,341,849	(311,841,656)
NET ASSETS:
Beginning of year	1,206,455,933	1,518,297,589

End of year	$1,388,797,782	$1,206,455,933

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021		2020	2019
Net asset value, beginning of year	$9.89	$12.90	$12.58		$10.97	$9.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.09	0.07	(aa)	0.05	0.10
Net realized and unrealized gain (loss)	1.54	(2.63)	1.78		2.10	2.26

Total from investment operations	1.65	(2.54)	1.85		2.15	2.36

Less distributions:
Dividends from net investment income	(0.12)	(0.10)	(0.09)		(0.11)	(0.11)
Distributions from net realized gains	(0.36)	(0.37)	(1.44)		(0.43)	(0.70)
Return of capital	—	—	—		—	(0.01)

Total dividends and distributions	(0.48)	(0.47)	(1.53)		(0.54)	(0.82)

Net asset value, end of year	$11.06	$9.89	$12.90		$12.58	$10.97

Total return	16.74%	(19.76)%	15.02%		19.74%	25.25%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$123,109	$110,981	$145,754		$124,684	$113,909
Ratio of expenses to average net assets:
After waivers (f)	0.64%	0.63%	0.62%		0.64%	0.63%
Before waivers (f)	0.64%	0.63%	0.62%		0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.05%	0.83%	0.49	%(bb)	0.51%	0.92%
Before waivers (f)	1.05%	0.83%	0.49	%(bb)	0.51%	0.92%
Portfolio turnover rate^	13%	15%	16%		17%	14%

	Year Ended December 31,
Class IB	2023	2022	2021		2020	2019
Net asset value, beginning of year	$9.90	$12.92	$12.59		$10.98	$9.44

Income (loss) from investment operations:
Net investment income (loss) (e)	0.11	0.09	0.07	(aa)	0.05	0.10
Net realized and unrealized gain (loss)	1.54	(2.64)	1.79		2.10	2.26

Total from investment operations	1.65	(2.55)	1.86		2.15	2.36

Less distributions:
Dividends from net investment income	(0.12)	(0.10)	(0.09)		(0.11)	(0.11)
Distributions from net realized gains	(0.36)	(0.37)	(1.44)		(0.43)	(0.70)
Return of capital	—	—	—		—	(0.01)

Total dividends and distributions	(0.48)	(0.47)	(1.53)		(0.54)	(0.82)

Net asset value, end of year	$11.07	$9.90	$12.92		$12.59	$10.98

Total return	16.72%	(19.80)%	15.10%		19.73%	25.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,181,160	$1,019,651	$1,276,432		$1,166,992	$1,016,600
Ratio of expenses to average net assets:
After waivers (f)	0.64%	0.63%	0.62%		0.64%	0.63%
Before waivers (f)	0.64%	0.63%	0.62%		0.64%	0.63%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.06%	0.84%	0.49	%(bb)	0.51%	0.92%
Before waivers (f)	1.06%	0.84%	0.49	%(bb)	0.51%	0.92%
Portfolio turnover rate^	13%	15%	16%		17%	14%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021		2020	2019
Net asset value, beginning of year	$9.89	$12.90	$12.58		$10.96	$9.43

Income (loss) from investment operations:
Net investment income (loss) (e)	0.14	0.12	0.10	(aa)	0.08	0.13
Net realized and unrealized gain (loss)	1.54	(2.63)	1.78		2.10	2.25

Total from investment operations	1.68	(2.51)	1.88		2.18	2.38

Less distributions:
Dividends from net investment income	(0.15)	(0.13)	(0.12)		(0.13)	(0.14)
Distributions from net realized gains	(0.36)	(0.37)	(1.44)		(0.43)	(0.70)
Return of capital	—	—	—		—	(0.01)

Total dividends and distributions	(0.51)	(0.50)	(1.56)		(0.56)	(0.85)

Net asset value, end of year	$11.06	$9.89	$12.90		$12.58	$10.96

Total return	17.00%	(19.55)%	15.30%		20.08%	25.44%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$84,529	$75,824	$96,112		$88,460	$69,453
Ratio of expenses to average net assets:
After waivers (f)	0.39%	0.38%	0.37%		0.39%	0.38%
Before waivers (f)	0.39%	0.38%	0.37%		0.39%	0.38%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.30%	1.09%	0.73	%(bb)	0.76%	1.18%
Before waivers (f)	1.30%	1.09%	0.73	%(bb)	0.76%	1.18%
Portfolio turnover rate^	13%	15%	16%		17%	14%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(aa)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the per share income amounts would be $0.06, $0.06 and $0.09 for Class IA, Class IB and Class K, respectively.
(bb)	Includes income resulting from a non-recurring non-cash dividend. Without this dividend, the ratios for each class would have been 0.08% lower.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	T. Rowe Price Associates, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	3.97%	9.94%	7.31%
Russell 3000® Health Care Index	2.87	10.79	9.16
S&P 500® Index	26.29	15.69	13.08

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 3.97% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the Russell 3000® Health Care Index and the S&P 500® Index, which returned 2.87% and 26.29%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Overall, security selection contributed to relative performance for the period, which was partially offset by sector allocation.

•	The Pharmaceuticals industry was a significant contributor to relative returns aided by positive stock choices.

•	Individual contributors in the Pharmaceuticals industry included relative underweights to Pfizer, Inc. and Johnson & Johnson and avoiding Bristol Myers Squibb.

•	The Biotechnology industry was a significant contributor owing to an overweight allocation coupled with favorable stock selection.

•

Within Biotechnology, holding Karuna Therapeutics, Inc., which is not a component of the benchmark, and relative overweights to Blueprint Medicines Corp., Regeneron Pharmaceuticals, Inc. and Vertex Pharmaceuticals, Inc. were key individual contributors.

•	An overweight allocation to Intuitive Surgical, Inc. in Health Care Equipment also aided performance.

What hurt performance during the year:

•

Overall, security selection was the primary detractor from relative performance for the period. This included an underweight allocation to Eli Lilly and Zoetis, Inc. in Pharmaceuticals, and overweight allocations to Apellis Pharmaceuticals Inc. and Alynylam Pharmaceuticals Inc. in Biotechnology and Novocure Ltd. in Health Care Equipment.

•	An underweight allocation coupled with detrimental stock picks in the Health Care Equipment industry further weighed on relative returns.

•	The Health Care Services industry was also a detractor from relative results due to unfavorable stock selection.

•	The Life Sciences Tools & Services industry also detracted from relative performance during the period owing to an overweight allocation.

Portfolio Positioning and Outlook — T. Rowe Price Associates, Inc.

While 2023 proved to be a challenging year for health care investors, we continue to be encouraged by the level of innovation occurring in the sector. The U.S. Food and Drug Administration’s Center for Drug Evaluation and Research approved 55 new drugs in 2023, with many addressing large disease categories where few, if any, treatment options had previously existed. We think the pipeline of drug candidates in 2024 remains rich and could generate significant equity opportunities as we move forward. Our overarching investment philosophy is focused on innovation, and we believe companies producing leading-edge therapeutics and medical devices offer some of the market’s most attractive growth areas for investors with a multiyear horizon.

The unfolding 2024 U.S. election cycle is likely to increase political risks to the sector, but we are comfortable with how the portfolio is broadly positioned and will manage that risk with position size and, in the case of the drug companies, by investing in drugs which we believe have the greatest

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transformative potential. Additionally, the longer-term tailwinds related to aging populations, persistent clinical needs, and accelerating innovation support our continued positive longer-term view on the sector.

Sector Weightings as of December 31, 2023	% of Net Assets
Health Care	98.3%
Investment Companies	1.2
Financials	0.1
Materials	0.0 #
Cash and Other	0.4

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,023.80	$6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.16	6.11

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.20%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Financials (0.1%)
Insurance (0.1%)
Oscar Health, Inc., Class A*	14,000	$128,100

Total Financials		128,100

Health Care (98.3%)
Biotechnology (30.4%)
AbbVie, Inc.	8,209	1,272,149
ACADIA Pharmaceuticals, Inc.*	16,665	521,781
Agios Pharmaceuticals, Inc.*	7,066	157,360
Akero Therapeutics, Inc.*	8,912	208,095
Alector, Inc.*	12,854	102,575
Alkermes plc*	6,648	184,415
Allakos, Inc.*	17,586	48,010
Allogene Therapeutics, Inc.*	38,273	122,856
Alnylam Pharmaceuticals, Inc.*	14,608	2,796,117
Alpine Immune Sciences, Inc. (x)*	2,600	49,556
ALX Oncology Holdings, Inc. (x)*	5,000	74,450
Ambrx Biopharma, Inc.*	15,019	213,871
Amgen, Inc.	12,620	3,634,812
AnaptysBio, Inc.*	2,200	47,124
Apellis Pharmaceuticals, Inc.*	16,756	1,003,014
Apogee Therapeutics, Inc. (x)*	8,229	229,918
Arcellx, Inc.*	4,975	276,112
Ardelyx, Inc.*	21,603	133,939
Argenx SE (ADR)*	9,042	3,439,848
Ascendis Pharma A/S (ADR)*	3,999	503,674
Aura Biosciences, Inc.*	7,297	64,651
Autolus Therapeutics plc (ADR)*	12,420	79,985
Avidity Biosciences, Inc.*	23,270	210,593
BeiGene Ltd. (ADR)*	7,550	1,361,718
Bicycle Therapeutics plc (ADR)*	7,968	144,061
Biogen, Inc.*	4,164	1,077,518
Biohaven Ltd.*	21,158	905,562
BioMarin Pharmaceutical, Inc.*	12,180	1,174,396
BioNTech SE (ADR)*	104	10,976
Blueprint Medicines Corp.*	19,788	1,825,245
C4 Therapeutics, Inc. (x)*	7,300	41,245
Cabaletta Bio, Inc.*	4,800	108,960
Cargo Therapeutics, Inc.*	14,844	343,639
Celldex Therapeutics, Inc.*	5,912	234,470
Centessa Pharmaceuticals plc (ADR) (x)*	12,794	101,840
Crinetics Pharmaceuticals, Inc.*	10,618	377,788
CRISPR Therapeutics AG (x)*	4,270	267,302
Cytokinetics, Inc.*	10,265	857,025
Day One Biopharmaceuticals, Inc.*	8,665	126,509
Denali Therapeutics, Inc.*	7,587	162,817
Disc Medicine, Inc.*	1,915	110,610
Entrada Therapeutics, Inc. (x)*	8,165	123,210
Exact Sciences Corp.*	12,758	943,837
Exelixis, Inc.*	16,713	400,945
Generation Bio Co.*	30,137	49,726
Genmab A/S*	1,392	444,231
Gossamer Bio, Inc.*	35,600	32,485
Ideaya Biosciences, Inc.*	10,807	384,513
IGM Biosciences, Inc. (x)*	9,760	81,106
Immatics NV (x)*	15,501	163,226
Immuneering Corp., Class A (x)*	22,529	165,588
Immunocore Holdings plc (ADR) (x)*	25,175	1,719,956
Immunome, Inc. (x)*	10,955	117,218
Immunovant, Inc.*	4,881	205,637
Incyte Corp.*	6,530	410,019
Insmed, Inc.*	27,631	856,285
Intellia Therapeutics, Inc.*	5,390	164,341
Ionis Pharmaceuticals, Inc.*	16,698	844,752
Iovance Biotherapeutics, Inc.*	27,735	225,486
Karuna Therapeutics, Inc.*	6,151	1,946,853
Krystal Biotech, Inc.*	3,260	404,436
Kymera Therapeutics, Inc.*	13,757	350,253
Legend Biotech Corp. (ADR)*	18,277	1,099,727
Lyell Immunopharma, Inc.*	96,745	187,685
Madrigal Pharmaceuticals, Inc. (x)*	1,355	313,520
Mirum Pharmaceuticals, Inc. (x)*	5,468	161,415
Moderna, Inc.*	900	89,505
Monte Rosa Therapeutics, Inc. (x)*	20,464	115,622
MoonLake Immunotherapeutics, Class A (x)*	13,408	809,709
Morphic Holding, Inc.*	7,997	230,953
MorphoSys AG (x)*	1,431	53,712
MorphoSys AG (ADR) (x)*	19,793	195,951
Neurocrine Biosciences, Inc.*	6,581	867,113
Nuvalent, Inc., Class A*	4,526	333,068
ORIC Pharmaceuticals, Inc. (x)*	5,700	52,440
Pharming Group NV*	88,786	101,054
Prelude Therapeutics, Inc.*	10,246	43,750
Prime Medicine, Inc. (x)*	12,574	111,406
Protagonist Therapeutics, Inc.*	10,700	245,351
Prothena Corp. plc*	11,315	411,187
PTC Therapeutics, Inc.*	7,220	198,983
RAPT Therapeutics, Inc.*	10,373	257,769
Regeneron Pharmaceuticals, Inc.*	3,954	3,472,759
Relay Therapeutics, Inc.*	38,792	427,100
Replimune Group, Inc.*	21,989	185,367
REVOLUTION Medicines, Inc.*	20,148	577,845
Rhythm Pharmaceuticals, Inc.*	2,937	135,014
Rocket Pharmaceuticals, Inc.*	13,409	401,868
Roivant Sciences Ltd.*	39,709	445,932
Sage Therapeutics, Inc.*	8,478	183,718
Sana Biotechnology, Inc. (x)*	30,772	125,550
Sarepta Therapeutics, Inc.*	6,467	623,613
Scholar Rock Holding Corp.*	27,312	513,466
SpringWorks Therapeutics, Inc.*	13,800	503,700
Taysha Gene Therapies, Inc.*	12,100	21,417
Tenaya Therapeutics, Inc.*	21,614	70,029
Ultragenyx Pharmaceutical, Inc.*	16,206	774,971
United Therapeutics Corp.*	61	13,413
Vaxcyte, Inc.*	10,226	642,193
Vertex Pharmaceuticals, Inc.*	12,392	5,042,181
Voyager Therapeutics, Inc.*	12,122	102,310
Xencor, Inc.*	11,773	249,941
Zai Lab Ltd. (ADR) (x)*	18,060	493,580
Zentalis Pharmaceuticals, Inc.*	15,536	235,370

		55,761,946

Health Care Equipment & Supplies (16.1%)
Baxter International, Inc.	5,697	220,246
Becton Dickinson & Co.	9,744	2,375,879
Boston Scientific Corp.*	23,490	1,357,957
Dexcom, Inc.*	10,558	1,310,142
Edwards Lifesciences Corp.*	17,796	1,356,945

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Enovis Corp.*	1,600	$89,632
Glaukos Corp.*	2,880	228,931
Hologic, Inc.*	18,271	1,305,463
Inspire Medical Systems, Inc.*	988	200,989
Insulet Corp.*	3,707	804,345
Intuitive Surgical, Inc.*	20,881	7,044,414
iRhythm Technologies, Inc.*	2,173	232,598
Lantheus Holdings, Inc.*	7,692	476,904
Masimo Corp.*	3,484	408,360
Novocure Ltd.*	19,116	285,402
Orchestra BioMed Holdings, Inc. (x)*	9,046	82,590
Penumbra, Inc.*	9,790	2,462,576
PROCEPT BioRobotics Corp. (x)*	11,145	467,087
Shockwave Medical, Inc.*	6,113	1,164,893
Sonova Holding AG (Registered)	1,152	375,850
Stryker Corp.	19,993	5,987,104
Teleflex, Inc.	3,076	766,970
Zimmer Biomet Holdings, Inc.	4,861	591,584

		29,596,861

Health Care Providers & Services (19.9%)
agilon health, Inc. (x)*	32,110	402,981
Alignment Healthcare, Inc.*	20,187	173,810
Cardinal Health, Inc.	4,160	419,328
Cencora, Inc.	2,239	459,846
Centene Corp.*	21,414	1,589,133
Cigna Group (The)	7,729	2,314,449
Elevance Health, Inc.	13,828	6,520,732
GeneDx Holdings Corp., Class A (x)*	744	2,046
Guardant Health, Inc.*	11,022	298,145
HCA Healthcare, Inc.	5,916	1,601,343
Humana, Inc.	6,253	2,862,686
McKesson Corp.	1,567	725,490
Molina Healthcare, Inc.*	9,200	3,324,052
Privia Health Group, Inc.*	9,883	227,605
Surgery Partners, Inc.*	13,389	428,314
Tenet Healthcare Corp.*	6,164	465,813
UnitedHealth Group, Inc.	28,189	14,840,663

		36,656,436

Health Care Technology (0.7%)
Schrodinger, Inc. (x)*	8,761	313,644
Veeva Systems, Inc., Class A*	4,909	945,080

		1,258,724

Life Sciences Tools & Services (13.4%)
10X Genomics, Inc., Class A*	18,022	1,008,511
Agilent Technologies, Inc.	16,096	2,237,827
Avantor, Inc.*	32,648	745,354
Bio-Techne Corp.	6,357	490,506
Bruker Corp.	9,578	703,791
Charles River Laboratories International, Inc.*	1,744	412,282
Danaher Corp.	22,114	5,115,853
Evotec SE*	5,553	130,451
ICON plc*	2,528	715,601
Illumina, Inc.*	2,004	279,037
IQVIA Holdings, Inc.*	2,455	568,038
Pacific Biosciences of California, Inc.*	41,132	403,505
Repligen Corp.*	3,871	696,006
Sartorius AG (Preference) (q)(x)	2,257	830,206
Thermo Fisher Scientific, Inc.	16,474	8,744,235
West Pharmaceutical Services, Inc.	4,161	1,465,171

		24,546,374

Pharmaceuticals (17.8%)
Amylyx Pharmaceuticals, Inc.*	8,200	120,704
AN2 Therapeutics, Inc.*	1,800	36,882
Arvinas, Inc.*	12,082	497,295
Astellas Pharma, Inc.	19,500	233,170
AstraZeneca plc (ADR)	54,574	3,675,559
Axsome Therapeutics, Inc. (x)*	1,100	87,549
Catalent, Inc.*	15,866	712,859
Cymabay Therapeutics, Inc.*	12,561	296,691
Daiichi Sankyo Co. Ltd.	14,000	384,454
Eli Lilly and Co.	25,339	14,770,610
EyePoint Pharmaceuticals, Inc. (x)*	11,109	256,729
Intra-Cellular Therapies, Inc.*	5,204	372,710
Jazz Pharmaceuticals plc*	160	19,680
Longboard Pharmaceuticals, Inc.*	8,398	50,640
Merck & Co., Inc.	59,379	6,473,499
Novo Nordisk A/S (ADR)	19,619	2,029,586
Pharvaris NV*	10,056	282,071
Pliant Therapeutics, Inc.*	10,520	190,517
Royalty Pharma plc, Class A	13,797	387,558
Structure Therapeutics, Inc. (ADR)*	10,061	410,086
WaVe Life Sciences Ltd.*	24,228	122,351
Zoetis, Inc.	6,418	1,266,721

		32,677,921

Total Health Care		180,498,262

Materials (0.0%)†
Chemicals (0.0%)†
Ginkgo Bioworks Holdings, Inc., Class A (x)*	53,863	91,028

Total Materials		91,028

Total Common Stocks (98.4%) (Cost $130,350,671)		180,717,390

	Number of Warrants	Value (Note 1)
WARRANTS:
Health Care (0.0%)†
Biotechnology (0.0%)†
REVOLUTION Medicines, Inc., expiring 11/14/28*	3,127	1,032

Health Care Providers & Services (0.0%)†
GeneDx Holdings Corp., expiring 7/22/26*	3,332	40

Life Sciences Tools & Services (0.0%)†
SomaLogic, Inc., expiring 8/31/26*	1,418	170

Total Health Care		1,242

Total Warrants (0.0%)† (Cost $—)		1,242

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (1.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	897,920	$897,919
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	694,291	694,291
Goldman Sachs Financial Square Government Fund 5.24% (7 day yield) (xx)	500,000	500,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	28,729	28,729

Total Investment Companies		2,120,939

Total Short-Term Investments (1.2%) (Cost $2,120,939)		2,120,939

Total Investments in Securities (99.6%) (Cost $132,471,610)		182,839,571
Other Assets Less Liabilities (0.4%)		714,760

Net Assets (100%)		$183,554,331

*	Non-income producing.
†	Percent shown is less than 0.05%.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $4,962,555. This was collateralized by $3,108,223 of various U.S. Government Treasury Securities, ranging from 0.000% – 7.625%, maturing 1/15/24 – 8/15/53 and by cash of $2,120,939 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Financials	$128,100	$—	$—	$128,100
Health Care	177,945,134	2,553,128	—	180,498,262
Materials	91,028	—	—	91,028
Short-Term Investments
Investment Companies	2,120,939	—	—	2,120,939
Warrants
Health Care	1,242	—	—	1,242

Total Assets	$180,286,443	$2,553,128	$—	$182,839,571

Total Liabilities	$—	$—	$—	$—

Total	$180,286,443	$2,553,128	$—	$182,839,571

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$77,511,003
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$95,696,684

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,931,798
Aggregate gross unrealized depreciation	(12,834,569)

Net unrealized appreciation	$49,097,229

Federal income tax cost of investments in securities and derivative instruments, if applicable	$133,742,342

For the year ended December 31, 2023, the Portfolio incurred approximately $374 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $132,471,610)	$182,839,571
Cash	3,071,544
Foreign cash (Cost $148)	150
Receivable for securities sold	137,674
Dividends, interest and other receivables	134,349
Receivable for Portfolio shares sold	94,038
Securities lending income receivable	5,221
Other assets	1,692

Total assets	186,284,239

LIABILITIES
Payable for return of collateral on securities loaned	2,120,939
Payable for securities purchased	267,922
Payable for Portfolio shares repurchased	117,052
Investment management fees payable	116,553
Distribution fees payable – Class IB	37,794
Administrative fees payable	14,201
Accrued expenses	55,447

Total liabilities	2,729,908

Commitments and contingent liabilities^
NET ASSETS	$183,554,331

Net assets were comprised of:
Paid in capital	$134,655,802
Total distributable earnings (loss)	48,898,529

Net assets	$183,554,331

Class IB
Net asset value, offering and redemption price per share, $183,554,331 / 3,092,456 shares outstanding (unlimited amount authorized: $0.01 par value)	$59.36

(x)	Includes value of securities on loan of $4,962,555.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $13,755 foreign withholding tax)	$1,309,458
Interest	45,487
Securities lending (net)	96,339

Total income	1,451,284

EXPENSES
Investment management fees	1,732,221
Distribution fees – Class IB	455,846
Administrative fees	170,724
Professional fees	64,548
Custodian fees	36,400
Printing and mailing expenses	26,783
Trustees’ fees	6,654
Miscellaneous	4,368

Gross expenses	2,497,544
Less: Waiver from investment manager	(309,399)

Net expenses	2,188,145

NET INVESTMENT INCOME (LOSS)	(736,861)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	4,019,041
Foreign currency transactions	(326)

Net realized gain (loss)	4,018,715

Change in unrealized appreciation (depreciation) on:
Investments in securities	3,449,953
Foreign currency translations	736

Net change in unrealized appreciation (depreciation)	3,450,689

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,469,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,732,543

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(736,861)	$(801,981)
Net realized gain (loss)	4,018,715	2,577,085
Net change in unrealized appreciation (depreciation)	3,450,689	(33,953,683)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,732,543	(32,178,579)

Distributions to shareholders:
Class IB	(4,416,165)	(4,260,093)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 264,208 and 311,941 shares, respectively ]	15,300,303	18,326,018
Capital shares issued in reinvestment of dividends and distributions [ 76,138 and 73,031 shares, respectively ]	4,416,165	4,260,093
Capital shares repurchased [ (562,988) and (529,235) shares , respectively]	(32,491,726)	(31,090,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(12,775,258)	(8,504,315)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,458,880)	(44,942,987)
NET ASSETS:
Beginning of year	194,013,211	238,956,198

End of year	$183,554,331	$194,013,211

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$58.52		$69.08		$65.47		$52.58		$40.98

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.23)		(0.24)		(0.39)		(0.23)		(0.18)
Net realized and unrealized gain (loss)	2.53		(9.03)		6.57		14.37		11.78

Total from investment operations	2.30		(9.27)		6.18		14.14		11.60

Less distributions:
Distributions from net realized gains	(1.46)		(1.29)		(2.57)		(1.25)		—

Net asset value, end of year	$59.36		$58.52		$69.08		$65.47		$52.58

Total return	3.97%		(13.38)%		9.51%		26.91%		28.31%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$183,554		$194,013		$238,956		$222,733		$186,093
Ratio of expenses to average net assets:
After waivers (f)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)	1.20	%(j)
Before waivers (f)	1.37%		1.36%		1.35%		1.37%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.40)%		(0.41)%		(0.56)%		(0.42)%		(0.39)%
Before waivers (f)	(0.57)%		(0.57)%		(0.71)%		(0.59)%		(0.58)%
Portfolio turnover rate^	43%		23%		31%		36%		40%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.

See Notes to Financial Statements.

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EQ/VALUE EQUITY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Aristotle Capital Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	19.55%	10.05%	6.91%
Portfolio – Class IB Shares	19.52	10.06	6.90
Portfolio – Class K Shares	19.87	10.33	7.17
Russell 1000® Value Index	11.46	10.91	8.40

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 19.52% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 1000® Value Index, which returned 11.46% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Security selection within Information Technology and Consumer Discretionary contributed the most to performance in 2023.

•	An overweight to Information Technology was the largest contributor from a sector allocation perspective.

•	Microsoft Corp., Adobe, Inc. and Lennar Corp. were the largest individual contributors during the period.

What hurt performance during the year:

•	Security selection within Real Estate and Industrials detracted the most from relative performance in 2023.

•	An underweight to Communication Services was the largest detractor from a sector allocation perspective.

•	Corteva, Inc., Cullen/Frost Bankers, Inc. and Xcel Energy, Inc. were the largest individual detractors during the period.

Portfolio Positioning and Outlook — Aristotle Capital Management, LLC

With volatile economic data points, changing central bank policies, shocks to the banking system and various geopolitical conflicts, 2023 was full of headline-worthy news. However, as the market’s attention constantly shifted with every event and data point, this period further reinforced to us the impossibility of knowing what exactly is next. As such, instead of chasing the next headline or “placing bets” on short-term predictions, our focus remains on business fundamentals and what is analyzable in the long run.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	20.9%
Financials	16.3
Industrials	11.8
Health Care	10.8
Materials	10.4
Consumer Discretionary	7.8
Consumer Staples	7.6
Utilities	4.4
Energy	4.2
Real Estate	3.3
Investment Companies	0.2
Cash and Other	2.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

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The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,105.10	$4.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.71
Class IB
Actual	1,000.00	1,104.60	4.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.55	4.71
Class K
Actual	1,000.00	1,106.40	3.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.81	3.44

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.92%, 0.92% and 0.67%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.8%)
Automobile Components (2.0%)
Cie Generale des Etablissements Michelin SCA (ADR)	1,762,961	$31,662,780

Household Durables (5.8%)
Lennar Corp., Class A	370,706	55,250,022
Sony Group Corp. (ADR) (x)	402,391	38,102,404

		93,352,426

Total Consumer Discretionary		125,015,206

Consumer Staples (7.6%)
Beverages (3.9%)
Coca-Cola Co. (The)	583,096	34,361,847
Constellation Brands, Inc., Class A	117,846	28,489,271

		62,851,118

Consumer Staples Distribution & Retail (1.7%)
Sysco Corp.	378,147	27,653,890

Household Products (2.0%)
Procter & Gamble Co. (The)	213,490	31,284,824

Total Consumer Staples		121,789,832

Energy (4.2%)
Oil, Gas & Consumable Fuels (4.2%)
Coterra Energy, Inc.	1,315,879	33,581,232
Phillips 66	255,532	34,021,531

Total Energy		67,602,763

Financials (16.3%)
Banks (8.3%)
Commerce Bancshares, Inc.	305,179	16,299,610
Cullen/Frost Bankers, Inc.	222,120	24,097,799
Mitsubishi UFJ Financial Group, Inc. (ADR) (x)	2,759,069	23,755,584
PNC Financial Services Group, Inc. (The)	194,779	30,161,528
US Bancorp	877,060	37,959,157

		132,273,678

Capital Markets (5.4%)
Ameriprise Financial, Inc.	121,657	46,208,978
Blackstone, Inc.	308,928	40,444,854

		86,653,832

Consumer Finance (2.6%)
Capital One Financial Corp.	315,657	41,388,946

Total Financials		260,316,456

Health Care (10.8%)
Biotechnology (2.6%)
Amgen, Inc.	142,711	41,103,622

Health Care Equipment & Supplies (3.6%)
Alcon, Inc.	411,622	32,155,911
Medtronic plc	301,087	24,803,547

		56,959,458

Life Sciences Tools & Services (2.3%)
Danaher Corp.	160,785	37,196,002

Pharmaceuticals (2.3%)
Merck & Co., Inc.	343,668	37,466,685

Total Health Care		172,725,767

Industrials (11.8%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	125,220	32,515,877

Commercial Services & Supplies (0.3%)
Veralto Corp.	54,120	4,451,911

Industrial Conglomerates (2.2%)
Honeywell International, Inc.	169,905	35,630,778

Machinery (7.3%)
Oshkosh Corp.	221,325	23,993,843
Parker-Hannifin Corp.	122,257	56,323,800
Xylem, Inc.	316,023	36,140,391

		116,458,034

Total Industrials		189,056,600

Information Technology (20.9%)
Electronic Equipment, Instruments & Components (2.1%)
Teledyne Technologies, Inc.*	74,742	33,356,607

Semiconductors & Semiconductor Equipment (5.4%)
Microchip Technology, Inc.	518,076	46,720,093
QUALCOMM, Inc.	273,871	39,609,963

		86,330,056

Software (13.4%)
Adobe, Inc.*	95,784	57,144,735
ANSYS, Inc.*	133,639	48,494,920
Autodesk, Inc.*	159,671	38,876,695
Microsoft Corp.	186,097	69,979,916

		214,496,266

Total Information Technology		334,182,929

Materials (10.4%)
Chemicals (7.3%)
Corteva, Inc.	922,128	44,188,374
Ecolab, Inc.	177,546	35,216,249
RPM International, Inc.	328,666	36,688,985

		116,093,608

Construction Materials (3.1%)
Martin Marietta Materials, Inc.	100,714	50,247,222

Total Materials		166,340,830

Real Estate (3.3%)
Residential REITs (1.8%)
Equity LifeStyle Properties, Inc. (REIT)	402,012	28,357,927

Specialized REITs (1.5%)
Crown Castle, Inc. (REIT)	216,613	24,951,651

Total Real Estate		53,309,578

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Utilities (4.4%)
Electric Utilities (2.1%)
Xcel Energy, Inc.	529,167	$32,760,729

Gas Utilities (2.3%)
Atmos Energy Corp.	320,089	37,098,315

Total Utilities		69,859,044

Total Common Stocks (97.5%) (Cost $1,319,399,892)		1,560,199,005

SHORT-TERM INVESTMENTS:
Investment Companies (0.2%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	6,439	6,439
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	3,398,698	3,398,698

Total Investment Companies		3,405,137

Total Short-Term Investments (0.2%) (Cost $3,405,137)		3,405,137

Total Investments in Securities (97.7%) (Cost $1,322,805,029)		1,563,604,142
Other Assets Less Liabilities (2.3%)		36,178,159

Net Assets (100%)		$1,599,782,301

*	Non-income producing.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $12,074,008. This was collateralized by $9,160,542 of various U.S. Government Treasury Securities, ranging from 0.000% – 5.484%, maturing 1/15/24 – 11/15/53 and by cash of $3,405,137 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$125,015,206	$—	$—	$125,015,206
Consumer Staples	121,789,832	—	—	121,789,832
Energy	67,602,763	—	—	67,602,763
Financials	260,316,456	—	—	260,316,456
Health Care	172,725,767	—	—	172,725,767
Industrials	189,056,600	—	—	189,056,600
Information Technology	334,182,929	—	—	334,182,929
Materials	166,340,830	—	—	166,340,830
Real Estate	53,309,578	—	—	53,309,578
Utilities	69,859,044	—	—	69,859,044
Short-Term Investments
Investment Companies	3,405,137	—	—	3,405,137

Total Assets	$1,563,604,142	$—	$—	$1,563,604,142

Total Liabilities	$—	$—	$—	$—

Total	$1,563,604,142	$—	$—	$1,563,604,142

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The Portfolio held no derivatives contracts during the year ended December 31, 2023.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$102,329,559
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$212,342,801

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,483,968
Aggregate gross unrealized depreciation	(39,685,593)

Net unrealized appreciation	$240,798,375

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,322,805,767

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,322,805,029)	$1,563,604,142
Cash	39,218,363
Dividends, interest and other receivables	1,677,029
Receivable for Portfolio shares sold	130,646
Securities lending income receivable	3,769
Other assets	6,396

Total assets	1,604,640,345

LIABILITIES
Payable for return of collateral on securities loaned	3,405,137
Investment management fees payable	730,266
Payable for Portfolio shares repurchased	323,155
Distribution fees payable – Class IB	235,833
Administrative fees payable	125,011
Distribution fees payable – Class IA	27,282
Trustees’ fees payable	762
Accrued expenses	10,598

Total liabilities	4,858,044

Commitments and contingent liabilities^
NET ASSETS	$1,599,782,301

Net assets were comprised of:
Paid in capital	$1,361,070,539
Total distributable earnings (loss)	238,711,762

Net assets	$1,599,782,301

Class IA
Net asset value, offering and redemption price per share, $131,476,167 / 5,998,807 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.92

Class IB
Net asset value, offering and redemption price per share, $1,138,829,560 / 51,741,413 shares outstanding (unlimited amount authorized: $0.01 par value)	$22.01

Class K
Net asset value, offering and redemption price per share, $329,476,574 / 15,019,431 shares outstanding (unlimited amount authorized: $0.01 par value)	$21.94

(x)	Includes value of securities on loan of $12,074,008.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $420,006 foreign withholding tax)	$29,140,951
Interest	1,754,609
Securities lending (net)	30,392

Total income	30,925,952

EXPENSES
Investment management fees	8,206,628
Distribution fees – Class IB	2,620,042
Administrative fees	1,397,321
Distribution fees – Class IA	312,399
Printing and mailing expenses	142,603
Professional fees	123,237
Custodian fees	60,000
Trustees’ fees	53,464
Miscellaneous	30,744

Total expenses	12,946,438

NET INVESTMENT INCOME (LOSS)	17,979,514

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Net realized gain (loss) on investments in securities	(2,082,717)

Net change in unrealized appreciation (depreciation) on investments in securities	255,223,478

NET REALIZED AND UNREALIZED GAIN (LOSS)	253,140,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$271,120,275

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,979,514	$15,698,615
Net realized gain (loss)	(2,082,717)	26,436,038
Net change in unrealized appreciation (depreciation)	255,223,478	(315,257,549)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	271,120,275	(273,122,896)

Distributions to shareholders:
Class IA	(1,631,847)	(4,255,355)
Class IB	(14,031,354)	(33,816,715)
Class K	(4,945,054)	(11,538,960)

Total distributions to shareholders	(20,608,255)	(49,611,030)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 158,581 and 139,418 shares, respectively ]	3,124,773	2,757,061
Capital shares issued in reinvestment of dividends and distributions [ 76,768 and 224,802 shares, respectively ]	1,631,847	4,255,355
Capital shares repurchased [ (1,035,125) and (1,004,846) shares , respectively]	(20,319,404)	(19,988,145)

Total Class IA transactions	(15,562,784)	(12,975,729)

Class IB
Capital shares sold [ 1,230,316 and 1,256,173 shares, respectively ]	24,353,323	24,947,720
Capital shares issued in reinvestment of dividends and distributions [ 657,188 and 1,778,942 shares, respectively ]	14,031,354	33,816,715
Capital shares repurchased [ (4,589,156) and (4,110,159) shares , respectively]	(91,085,945)	(82,053,784)

Total Class IB transactions	(52,701,268)	(23,289,349)

Class K
Capital shares sold [ 281,684 and 758,631 shares, respectively ]	5,536,222	15,424,293
Capital shares issued in reinvestment of dividends and distributions [ 231,748 and 608,681 shares, respectively ]	4,945,054	11,538,960
Capital shares repurchased [ (2,689,735) and (2,288,673) shares , respectively]	(54,219,448)	(45,857,006)

Total Class K transactions	(43,738,172)	(18,893,753)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(112,002,224)	(55,158,831)

TOTAL INCREASE (DECREASE) IN NET ASSETS	138,509,796	(377,892,757)
NET ASSETS:
Beginning of year	1,461,272,505	1,839,165,262

End of year	$1,599,782,301	$1,461,272,505

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.57	$22.62	$21.94	$23.46	$20.32

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.19	0.17	0.37	0.44
Net realized and unrealized gain (loss)	3.40	(3.61)	5.34	0.18	4.28

Total from investment operations	3.63	(3.42)	5.51	0.55	4.72

Less distributions:
Dividends from net investment income	(0.24)	(0.21)	(0.17)	(0.38)	(0.45)
Distributions from net realized gains	(0.04)	(0.42)	(4.66)	(1.69)	(1.13)

Total dividends and distributions	(0.28)	(0.63)	(4.83)	(2.07)	(1.58)

Net asset value, end of year	$21.92	$18.57	$22.62	$21.94	$23.46

Total return	19.55%	(15.13)%	25.37%	2.82%	23.41%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$131,476	$126,272	$168,268	$149,596	$161,168
Ratio of expenses to average net assets:
After waivers (f)	0.92%	0.91%	0.91%	0.95%	0.95%
Before waivers (f)	0.92%	0.91%	0.91%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.15%	0.95%	0.68%	1.78%	1.91%
Before waivers (f)	1.15%	0.95%	0.68%	1.78%	1.91%
Portfolio turnover rate^	7%	15%	106%	88%	47%

	Year Ended December 31,
Class IB	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.65	$22.71	$22.01	$23.53	$20.37

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	0.19	0.17	0.36	0.44
Net realized and unrealized gain (loss)	3.41	(3.62)	5.36	0.19	4.30

Total from investment operations	3.64	(3.43)	5.53	0.55	4.74

Less distributions:
Dividends from net investment income	(0.24)	(0.21)	(0.17)	(0.38)	(0.45)
Distributions from net realized gains	(0.04)	(0.42)	(4.66)	(1.69)	(1.13)

Total dividends and distributions	(0.28)	(0.63)	(4.83)	(2.07)	(1.58)

Net asset value, end of year	$22.01	$18.65	$22.71	$22.01	$23.53

Total return	19.52%	(15.11)%	25.38%	2.81%	23.46%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,138,830	$1,015,421	$1,260,851	$1,064,449	$1,067,720
Ratio of expenses to average net assets:
After waivers (f)	0.92%	0.91%	0.91%	0.95%	0.95%
Before waivers (f)	0.92%	0.91%	0.91%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.15%	0.95%	0.68%	1.78%	1.90%
Before waivers (f)	1.15%	0.95%	0.68%	1.78%	1.90%
Portfolio turnover rate^	7%	15%	106%	88%	47%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022	2021	2020	2019
Net asset value, beginning of year	$18.58	$22.63	$21.94	$23.46	$20.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28	0.24	0.23	0.42	0.50
Net realized and unrealized gain (loss)	3.41	(3.61)	5.35	0.18	4.29

Total from investment operations	3.69	(3.37)	5.58	0.60	4.79

Less distributions:
Dividends from net investment income	(0.29)	(0.26)	(0.23)	(0.43)	(0.51)
Distributions from net realized gains	(0.04)	(0.42)	(4.66)	(1.69)	(1.13)

Total dividends and distributions	(0.33)	(0.68)	(4.89)	(2.12)	(1.64)

Net asset value, end of year	$21.94	$18.58	$22.63	$21.94	$23.46

Total return	19.87%	(14.86)%	25.68%	3.05%	23.76%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$329,477	$319,580	$410,047	$388,170	$451,221
Ratio of expenses to average net assets:
After waivers (f)	0.67%	0.66%	0.66%	0.70%	0.70%
Before waivers (f)	0.67%	0.66%	0.66%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.40%	1.20%	0.93%	2.04%	2.17%
Before waivers (f)	1.40%	1.20%	0.93%	2.04%	2.17%
Portfolio turnover rate^	7%	15%	106%	88%	47%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

See Notes to Financial Statements.

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EQ/WELLINGTON ENERGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISER

➢	Wellington Management Company LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	Since Incept.
Portfolio – Class IB Shares*	5.99%	3.78%	(3.90)%
MSCI ACWI Energy (Net) Index	4.96	8.89	5.23

* Date of inception 10/22/18. Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 5.99% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the MSCI ACWI Energy (Net) Index, which returned 4.96% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Security selection contributed to relative performance due to strong selection within integrated oils and refining & marketing.

•	Although sector allocation detracted overall, an overweight to alternative energy & energy efficiency contributed to performance.

•	An underweight to Exxon Mobil Corp., an American multinational oil and gas company.

•	An underweight to Chevron Corp., an American multinational oil and gas company.

•	An overweight to Phillips 66, an American multinational oil and gas company.

What hurt performance during the year:

•

Sector allocation effects detracted from relative performance, driven by an out-of-benchmark exposure to electric utilities, most notably, at a stock-specific level, from the out-of-benchmark position in NextEra Energy, Inc., an American electric utility holding company

•	While security selection contributed overall, negative selection in producers detracted.

•	An overweight to Cenovus Energy, Inc., a Canadian integrated oil and natural gas company.

•	An overweight to Chesapeake Energy Corp., an American exploration and production company.

Portfolio Positioning and Outlook — Wellington Management Company LLP

We believe that oil supply/demand balances will remain relatively tight in the near-term, offering a relatively supportive backdrop for energy equities. Since the supply/demand balance for oil is increasingly being supported by large OPEC supply cuts, we are particularly focused on non-OPEC supply growth and demand drivers to assess longer-term balances. Focus on the energy transition, environmental regulations, decarbonization legislation, and investor pressure continue to disincentivize new oil production. However, a renewed focus on the availability, security, and affordability of energy supply has become a noticeable counterweight to previously uncontested environmental pressure. Following Russia’s invasion of Ukraine, European governments continue to seek alternative energy sources for Russian natural gas, supporting what we believe will be a large expansion in global liquefied natural gas (LNG) over the coming years. In addition, as the cleanest and most flexible fossil fuel used for power generation, natural gas could benefit from the increased electrification of global energy. We expect electricity and natural gas to grow significantly faster than oil over the coming years, enabling attractive returns from natural gas and electricity infrastructure.

Sector Weightings as of December 31, 2023	% of Net Assets
Energy	89.2%
Utilities	9.3
Investment Companies	4.7
Materials	0.4
Cash and Other	(3.6)

100.0%

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EQ/WELLINGTON ENERGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IB
Actual	$1,000.00	$1,082.00	$6.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.21	6.06

* Expenses are equal to the Portfolio’s Class IB shares annualized expense ratio of 1.19%, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Energy (89.2%)
Energy Equipment & Services (5.6%)
Schlumberger NV	99,465	$5,176,158
Tenaris SA	77,973	1,355,303
Tenaris SA (ADR)	27,155	943,908

		7,475,369

Oil, Gas & Consumable Fuels (83.6%)
Antero Resources Corp.*	5,257	119,229
ARC Resources Ltd. (x)	223,323	3,315,168
BP plc	838,441	4,981,833
BP plc (ADR)*	107,637	3,810,350
Canadian Natural Resources Ltd.	27,658	1,812,152
Cenovus Energy, Inc.	308,178	5,131,164
Chesapeake Energy Corp. (x)	38,928	2,995,120

Chevron Corp.	44,098	6,577,658
ConocoPhillips	45,442	5,274,453
Coterra Energy, Inc.	130,897	3,340,491
Diamondback Energy, Inc.	33,111	5,134,854
Enbridge, Inc.	77,925	2,805,194
EOG Resources, Inc.	42,802	5,176,902
EQT Corp.	59,445	2,298,144
Equinor ASA	107,753	3,416,631
Exxon Mobil Corp.	62,983	6,297,040
LUKOIL PJSC (ADR) (r)*	41,176	—

Marathon Petroleum Corp.	23,310	3,458,272
ONEOK, Inc.	21,808	1,531,358
Petroleo Brasileiro SA	405,180	3,256,387
Phillips 66	49,332	6,568,062
Pioneer Natural Resources Co.	15,041	3,382,420
Shell plc	398,658	13,067,062
Targa Resources Corp.	51,917	4,510,030
TotalEnergies SE	107,773	7,328,922
TotalEnergies SE (ADR) (x)	53,871	3,629,828
Williams Cos., Inc. (The)	103,819	3,616,016

		112,834,740

Total Energy		120,310,109

Materials (0.4%)
Metals & Mining (0.4%)
Glencore plc	94,847	570,753

Total Materials		570,753

Utilities (9.3%)
Electric Utilities (5.8%)
American Electric Power Co., Inc.	12,046	978,376
Duke Energy Corp.	11,091	1,076,271
Edison International	10,776	770,376
Enel SpA	98,954	735,187
Exelon Corp.	22,484	807,176
Iberdrola SA	78,324	1,026,349
NextEra Energy, Inc.	22,818	1,385,965
Southern Co. (The)	15,226	1,067,647

		7,847,347

Independent Power and Renewable Electricity Producers (1.0%)
China Longyuan Power Group Corp. Ltd., Class H	832,555	631,200
RWE AG	14,569	662,316

		1,293,516

Multi-Utilities (2.5%)
Engie SA	85,165	1,496,577
National Grid plc	56,357	760,019
Sempra	14,987	1,119,979

		3,376,575

Total Utilities		12,517,438

Total Common Stocks (98.9%) (Cost $99,851,550)		133,398,300

SHORT-TERM INVESTMENTS:
Investment Companies (4.7%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)	1,625,058	1,625,058
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	1,800,920	1,800,920
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	2,958,929	2,958,929

Total Investment Companies		6,384,907

Total Short-Term Investments (4.7%) (Cost $6,384,907)		6,384,907

Total Investments in Securities (103.6%) (Cost $106,236,457)		139,783,207
Other Assets Less Liabilities (-3.6%)		(4,798,791)

Net Assets (100%)		$134,984,416

*	Non-income producing.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $8,619,121. This was collateralized by $2,519,116 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.484%, maturing 1/25/24 - 11/15/52 and by cash of $6,384,907 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
USD	— United States Dollar

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Country Diversification As a Percentage of Total Net Assets
Australia	0.4%
Brazil	2.4
Canada	9.7
China	0.5
France	9.2
Germany	0.5
Italy	0.5
Netherlands	9.7
Norway	2.5
Russia	0.0 #
Spain	0.8
United Kingdom	7.1
United States	60.3
Cash and Other	(3.6)

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Energy	$86,903,971	$33,406,138	$—	(a)	$120,310,109
Materials	—	570,753	—		570,753
Utilities	7,205,790	5,311,648	—		12,517,438
Short-Term Investments
Investment Companies	6,384,907	—	—		6,384,907

Total Assets	$100,494,668	$39,288,539	$—		$139,783,207

Total Liabilities	$—	$—	$—		$—

Total	$100,494,668	$39,288,539	$—		$139,783,207

(a) Value is zero.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$2,090	$2,090

Total	$2,090	$2,090

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$202,000

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$28,763,547
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$43,299,823

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,534,579
Aggregate gross unrealized depreciation	(3,288,490)

Net unrealized appreciation	$33,246,089

Federal income tax cost of investments in securities and derivative instruments, if applicable	$106,537,118

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $106,236,457)	$139,783,207
Cash	1,038,886
Foreign cash (Cost $1,131)	1,138
Receivable for Portfolio shares sold	600,000
Dividends, interest and other receivables	271,962
Securities lending income receivable	1,144
Other assets	8,534

Total assets	141,704,871

LIABILITIES
Payable for return of collateral on securities loaned	6,384,907
Payable for Portfolio shares repurchased	172,110
Investment management fees payable	79,103
Distribution fees payable – Class IB	28,610
Administrative fees payable	10,750
Accrued expenses	44,975

Total liabilities	6,720,455

Commitments and contingent liabilities^
NET ASSETS	$134,984,416

Net assets were comprised of:
Paid in capital	$148,812,197
Total distributable earnings (loss)	(13,827,781)

Net assets	$134,984,416

Class IB
Net asset value, offering and redemption price per share, $134,984,416 / 33,645,661 shares outstanding (unlimited amount authorized: $0.01 par value)	$4.01

(x)	Includes value of securities on loan of $8,619,121.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $337,003 foreign withholding tax)	$6,006,916
Interest	63,227
Securities lending (net)	41,718

Total income	6,111,861

EXPENSES
Investment management fees	1,174,233
Distribution fees – Class IB	345,362
Administrative fees	129,331
Professional fees	70,148
Custodian fees	40,600
Printing and mailing expenses	29,143
Trustees’ fees	4,992
Miscellaneous	12,141

Gross expenses	1,805,950
Less: Waiver from investment manager	(161,925)

Net expenses	1,644,025

NET INVESTMENT INCOME (LOSS)	4,467,836

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	5,452,751
Forward foreign currency contracts	2,090
Foreign currency transactions	5,653

Net realized gain (loss)	5,460,494

Change in unrealized appreciation (depreciation) on:
Investments in securities	(2,381,637)
Foreign currency translations	(357)

Net change in unrealized appreciation (depreciation)	(2,381,994)

NET REALIZED AND UNREALIZED GAIN (LOSS)	3,078,500

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,546,336

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,467,836	$5,572,712
Net realized gain (loss)	5,460,494	2,535,503
Net change in unrealized appreciation (depreciation)	(2,381,994)	22,896,746

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,546,336	31,004,961

Distributions to shareholders:
Class IB	(4,419,289)	(5,695,505)

CAPITAL SHARES TRANSACTIONS:
Class IB
Capital shares sold [ 7,358,146 and 17,927,565 shares, respectively ]	29,271,284	66,742,101
Capital shares issued in reinvestment of dividends [ 1,105,133 and 1,469,294 shares, respectively ]	4,419,289	5,695,505
Capital shares repurchased [ (12,392,352) and (11,050,005) shares , respectively]	(48,769,903)	(40,648,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(15,079,330)	31,789,439

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,952,283)	57,098,895
NET ASSETS:
Beginning of year	146,936,699	89,837,804

End of year	$134,984,416	$146,936,699

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2023		2022		2021		2020		2019
Net asset value, beginning of year	$3.91		$3.07		$2.34		$3.86		$3.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13		0.16		0.10		0.08		0.02
Net realized and unrealized gain (loss)	0.10		0.84		0.73		(1.52)		0.02

Total from investment operations	0.23		1.00		0.83		(1.44)		0.04

Less distributions:
Dividends from net investment income	(0.13)		(0.16)		(0.10)		(0.07)		(0.02)
Return of capital	—		—		—		(0.01)		(0.02)

Total dividends and distributions	(0.13)		(0.16)		(0.10)		(0.08)		(0.04)

Net asset value, end of year	$4.01		$3.91		$3.07		$2.34		$3.86

Total return	5.99%		32.53%		35.48%		(37.39)%		1.04%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$134,984		$146,937		$89,838		$60,888		$77,209
Ratio of expenses to average net assets:
After waivers (f)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)	1.19	%(j)
Before waivers (f)	1.31%		1.29%		1.33%		1.42%		1.35%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.23%		4.41%		3.41%		3.17%		0.40%
Before waivers (f)	3.12%		4.31%		3.26%		2.94%		0.24%
Portfolio turnover rate^	21%		17%		16%		71%		69	%(h)
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)

The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 17%.

(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.19% for Class IB.

See Notes to Financial Statements.

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INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.
➢	1832 Asset Management U.S. Inc.
➢	T. Rowe Price Associates, Inc.
➢	Westfield Capital Management Company, L.P.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	38.30%	15.92%	12.48%
Portfolio – Class IB Shares	38.29	15.92	12.48
Portfolio – Class K Shares	38.63	16.21	12.73
Russell 3000® Growth Index	41.21	18.85	14.33

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 38.29% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Russell 3000® Growth Index, which returned 41.21% over the same period.

Portfolio Highlights

What helped performance during the year:

•	Sector underweight and stock selection in Industrials

•

Industrials was the top contributing sector over the period. Within the sector, ride-sharing tech platform Uber Technologies added to relative results. The company’s share price rose in the fourth quarter following strong third quarter results and inclusion within the S&P 500 Index.

•

Top stock contributors to relative performance included relative overweight positions in Information Technology sector holdings in MongoDB Inc., CrowdStrike Holdings Inc., Servicenow Inc. and Salesforce Inc.

•	A sector underweight and stock selection in the Consumer Staples sector were key contributors to relative performance.

•	Communication stock selection was positive, led by an overweight position in Meta Platforms, Inc.

What hurt performance during the year:

•	Overweight allocation and stock selection in Health Care both detracted from relative performance, including overweight positions in Inspire Medical Systems Inc. and The Cigna Group.

•

Underweight allocation and stock selection in the Consumer Discretionary sector also detracted from relative performance. Here, an underweight in electric vehicle maker Tesla, Inc. was a notable individual detractor.

•

Also among individual holdings, not holding chip designer and software maker Broadcom Inc. and holding cloud-based software provider Bill Holdings Inc., which was not in the benchmark, detracted from relative results.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	33.4%
Investment Companies	14.8
Consumer Discretionary	11.7
Health Care	9.9
Communication Services	7.7
Exchange Traded Funds	7.0
Financials	5.6
Industrials	4.9
Consumer Staples	2.6
Real Estate	0.7
Materials	0.5
Energy	0.3
Utilities	0.0 #
Cash and Other	0.9

100.0%

#	Less than 0.05%

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UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,088.50	$5.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.25	5.00
Class IB
Actual	1,000.00	1,088.50	5.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.25	5.00
Class K
Actual	1,000.00	1,090.00	3.86
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.51	3.73

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.98%, 0.98% and 0.73%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (7.7%)
Diversified Telecommunication Services (0.0%)†
Iridium Communications, Inc.	2,400	$98,784

Entertainment (0.7%)
Live Nation Entertainment, Inc.*	1,400	131,040
Netflix, Inc.*	13,710	6,675,125
Playtika Holding Corp.*	10,127	88,307
ROBLOX Corp., Class A*	8,500	388,620
Roku, Inc.*	1,600	146,656
Spotify Technology SA*	12,489	2,346,808

		9,776,556

Interactive Media & Services (6.7%)
Alphabet, Inc., Class A*	371,464	51,889,806
Alphabet, Inc., Class C*	88,182	12,427,489
Match Group, Inc.*	5,202	189,873
Meta Platforms, Inc., Class A*	100,472	35,563,069
Pinterest, Inc., Class A*	10,600	392,624
Snap, Inc., Class A*	65,152	1,103,024

		101,565,885

Media (0.1%)
Charter Communications, Inc., Class A*	1,818	706,620
Liberty Broadband Corp., Class C*	1,600	128,944
Trade Desk, Inc. (The), Class A*	8,500	611,660

		1,447,224

Wireless Telecommunication Services (0.2%)
T-Mobile US, Inc.	14,451	2,316,929

Total Communication Services		115,205,378

Consumer Discretionary (11.7%)
Automobile Components (0.0%)†
Fox Factory Holding Corp.*	1,300	87,724

Automobiles (1.1%)
Rivian Automotive, Inc., Class A (x)*	49,828	1,168,965
Tesla, Inc.*	63,330	15,736,238

		16,905,203

Broadline Retail (3.8%)
Amazon.com, Inc.*	362,420	55,066,095
Coupang, Inc., Class A*	102,049	1,652,173
eBay, Inc.	3,400	148,308

		56,866,576

Distributors (0.0%)†
Pool Corp.	712	283,882

Diversified Consumer Services (0.0%)†
Chegg, Inc.*	4,800	54,528

Hotels, Restaurants & Leisure (4.9%)
Airbnb, Inc., Class A*	7,600	1,034,664
Booking Holdings, Inc.*	1,712	6,072,841
Caesars Entertainment, Inc.*	2,700	126,576
Cava Group, Inc. (x)*	218,900	9,408,322
Chipotle Mexican Grill, Inc.*	5,747	13,143,159
Churchill Downs, Inc.	1,400	188,902
Darden Restaurants, Inc.	1,700	279,310
Domino’s Pizza, Inc.	708	291,859
DoorDash, Inc., Class A*	101,173	10,004,998
DraftKings, Inc., Class A*	283,700	10,000,425
Expedia Group, Inc.*	2,900	440,191
Hilton Worldwide Holdings, Inc.	2,100	382,389
Las Vegas Sands Corp.	5,500	270,655
Marriott International, Inc., Class A	4,500	1,014,795
McDonald’s Corp.	20,378	6,042,281
MGM Resorts International*	109,670	4,900,055
Royal Caribbean Cruises Ltd.*	1,300	168,337
Starbucks Corp.	20,253	1,944,490
Texas Roadhouse, Inc., Class A	1,300	158,899
Travel + Leisure Co.	3,300	128,997
Vail Resorts, Inc.	700	149,429
Wingstop, Inc.	29,400	7,543,452
Yum! Brands, Inc.	4,400	574,904

		74,269,930

Leisure Products (0.1%)
Brunswick Corp.	100	9,675
Peloton Interactive, Inc., Class A*	84,497	514,587
Polaris, Inc.	1,400	132,678
YETI Holdings, Inc.*	3,300	170,874

		827,814

Specialty Retail (1.6%)
AutoZone, Inc.*	291	752,412
Best Buy Co., Inc.	1,800	140,904
Burlington Stores, Inc.*	1,100	213,928
CarMax, Inc.*	1,700	130,458
Five Below, Inc.*	1,100	234,476
Floor & Decor Holdings, Inc., Class A*	2,000	223,120
Home Depot, Inc. (The)	35,074	12,154,895
Leslie’s, Inc.*	8,133	56,199
Lowe’s Cos., Inc.	7,862	1,749,688
Murphy USA, Inc.	400	142,624
O’Reilly Automotive, Inc.*	896	851,272
RH*	500	145,740
Ross Stores, Inc.	32,615	4,513,590
Stitch Fix, Inc., Class A*	3,300	11,781
TJX Cos., Inc. (The)	21,186	1,987,459
Tractor Supply Co.	2,128	457,584
Ulta Beauty, Inc.*	1,004	491,950
Valvoline, Inc.*	5,200	195,416
Victoria’s Secret & Co.*	1,366	36,253
Wayfair, Inc., Class A*	1,200	74,040
Williams-Sonoma, Inc.	700	141,246

		24,705,035

Textiles, Apparel & Luxury Goods (0.2%)
Crocs, Inc.*	1,100	102,751
Deckers Outdoor Corp.*	600	401,058
Lululemon Athletica, Inc.*	2,200	1,124,838
NIKE, Inc., Class B	11,415	1,239,327

		2,867,974

Total Consumer Discretionary		176,868,666

Consumer Staples (2.6%)
Beverages (1.1%)
Brown-Forman Corp., Class B	2,710	154,741
Celsius Holdings, Inc.*	151,400	8,254,328

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Coca-Cola Co. (The)	34,696	$2,044,636
Coca-Cola Consolidated, Inc.	200	185,680
Constellation Brands, Inc., Class A	500	120,875
Monster Beverage Corp.*	56,851	3,275,186
PepsiCo, Inc.	17,118	2,907,321

		16,942,767

Consumer Staples Distribution & Retail (1.2%)
Albertsons Cos., Inc., Class A	5,600	128,800
Costco Wholesale Corp.	15,666	10,340,813
Dollar General Corp.	14,953	2,032,860
Performance Food Group Co.*	2,100	145,215
Sysco Corp.	9,866	721,501
Target Corp.	8,300	1,182,086
Walmart, Inc.	24,620	3,881,343

		18,432,618

Food Products (0.1%)
Hershey Co. (The)	1,938	361,321
Lamb Weston Holdings, Inc.	3,200	345,888

		707,209

Household Products (0.2%)
Church & Dwight Co., Inc.	3,961	374,552
Clorox Co. (The)	1,984	282,899
Kimberly-Clark Corp.	5,700	692,607
Procter & Gamble Co. (The)	7,900	1,157,666

		2,507,724

Personal Care Products (0.0%)†
e.l.f. Beauty, Inc.*	1,100	158,774
Estee Lauder Cos., Inc. (The), Class A	1,282	187,492
Kenvue, Inc.	9,349	201,284

		547,550

Total Consumer Staples		39,137,868

Energy (0.3%)
Energy Equipment & Services (0.1%)
ChampionX Corp.	3,900	113,919
Halliburton Co.	3,720	134,478
Schlumberger NV	35,800	1,863,032
Valaris Ltd.*	3,200	219,424

		2,330,853

Oil, Gas & Consumable Fuels (0.2%)
APA Corp.	4,900	175,812
Cheniere Energy, Inc.	4,400	751,124
Hess Corp.	2,800	403,648
Magnolia Oil & Gas Corp., Class A	6,400	136,256
Matador Resources Co.	3,000	170,580
New Fortress Energy, Inc.	4,200	158,466
ONEOK, Inc.	2,800	196,616
Ovintiv, Inc.	2,410	105,847
Targa Resources Corp.	4,300	373,541
Texas Pacific Land Corp.	100	157,245

		2,629,135

Total Energy		4,959,988

Financials (5.6%)
Banks (0.0%)†
First Citizens BancShares, Inc., Class A	100	141,897
NU Holdings Ltd., Class A*	28,300	235,739

		377,636

Capital Markets (1.0%)
Ameriprise Financial, Inc.	1,900	721,677
Ares Management Corp., Class A	2,900	344,868
Blackstone, Inc.	12,400	1,623,408
Charles Schwab Corp. (The)	63,200	4,348,160
FactSet Research Systems, Inc.	676	322,486
KKR & Co., Inc.	2,900	240,265
LPL Financial Holdings, Inc.	1,500	341,430
MarketAxess Holdings, Inc.	700	204,995
Moody’s Corp.	2,497	975,228
Morningstar, Inc.	800	228,992
MSCI, Inc.	669	378,420
S&P Global, Inc.	10,040	4,422,821
Tradeweb Markets, Inc., Class A	16,232	1,475,164

		15,627,914

Consumer Finance (0.1%)
American Express Co.	3,520	659,437

Financial Services (3.9%)
Affirm Holdings, Inc., Class A (x)*	12,359	607,321
Apollo Global Management, Inc.	51,060	4,758,281
Block, Inc., Class A*	3,600	278,460
Euronet Worldwide, Inc.*	1,400	142,086
Fiserv, Inc.*	59,420	7,893,353
FleetCor Technologies, Inc.*	1,406	397,350
Global Payments, Inc.	23,742	3,015,234
Jack Henry & Associates, Inc.	728	118,963
Mastercard, Inc., Class A	32,724	13,957,113
PayPal Holdings, Inc.*	18,215	1,118,583
Shift4 Payments, Inc., Class A (x)*	2,000	148,680
Toast, Inc., Class A*	6,400	116,864
Visa, Inc., Class A	101,094	26,319,823
Western Union Co. (The)	9,600	114,432
WEX, Inc.*	1,000	194,550

		59,181,093

Insurance (0.6%)
Arch Capital Group Ltd.*	2,500	185,675
Arthur J Gallagher & Co.	900	202,392
Everest Group Ltd.	500	176,790
Kinsale Capital Group, Inc.	400	133,964
Lincoln National Corp.	3,200	86,304
Marsh & McLennan Cos., Inc.	7,101	1,345,426
Progressive Corp. (The)	38,900	6,195,992
Ryan Specialty Holdings, Inc., Class A*	4,100	176,382
Willis Towers Watson plc	500	120,600

		8,623,525

Total Financials		84,469,605

See Notes to Financial Statements.

1492

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Health Care (9.9%)
Biotechnology (2.3%)
AbbVie, Inc.	71,379	$11,061,604
ACADIA Pharmaceuticals, Inc.*	4,400	137,764
Alkermes plc*	3,700	102,638
Alnylam Pharmaceuticals, Inc.*	2,300	440,243
Amgen, Inc.	6,520	1,877,890
Amicus Therapeutics, Inc.*	11,000	156,090
Apellis Pharmaceuticals, Inc.*	1,700	101,762
Ascendis Pharma A/S (ADR)*	47,770	6,016,632
BioMarin Pharmaceutical, Inc.*	77,200	7,443,624
Cerevel Therapeutics Holdings, Inc.*	3,600	152,640
Deciphera Pharmaceuticals, Inc.*	3,200	51,616
Denali Therapeutics, Inc.*	2,700	57,942
Exact Sciences Corp.*	1,300	96,174
Halozyme Therapeutics, Inc.*	3,600	133,056
ImmunoGen, Inc.*	6,300	186,795
Incyte Corp.*	3,092	194,147
Intellia Therapeutics, Inc.*	2,000	60,980
Ironwood Pharmaceuticals, Inc., Class A*	8,500	97,240
Karuna Therapeutics, Inc.*	600	189,906
Legend Biotech Corp. (ADR)*	17,470	1,051,170
Madrigal Pharmaceuticals, Inc. (x)*	600	138,828
Mural Oncology plc*	370	2,190
Natera, Inc.*	2,200	137,808
Neurocrine Biosciences, Inc.*	1,846	243,229
Novavax, Inc. (x)*	2,200	10,560
Regeneron Pharmaceuticals, Inc.*	132	115,934
Roivant Sciences Ltd.*	12,600	141,498
Sarepta Therapeutics, Inc.*	1,600	154,288
Ultragenyx Pharmaceutical, Inc.*	2,600	124,332
Vaxcyte, Inc.*	2,300	144,440
Vertex Pharmaceuticals, Inc.*	7,177	2,920,250

		33,743,270

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	2,000	220,140
Align Technology, Inc.*	1,320	361,680
Atrion Corp.	66	25,000
Becton Dickinson & Co.	11,450	2,791,854
Dexcom, Inc.*	144,450	17,924,800
Edwards Lifesciences Corp.*	11,966	912,408
GE HealthCare Technologies, Inc.	766	59,227
Globus Medical, Inc., Class A*	1,575	83,932
IDEXX Laboratories, Inc.*	1,600	888,080
Inspire Medical Systems, Inc.*	500	101,715
Insulet Corp.*	1,376	298,564
Intuitive Surgical, Inc.*	45,449	15,332,675
iRhythm Technologies, Inc.*	900	96,336
Lantheus Holdings, Inc.*	1,200	74,400
LivaNova plc*	1,800	93,132
Masimo Corp.*	1,000	117,210
Novocure Ltd.*	1,800	26,874
Omnicell, Inc.*	1,650	62,089
Penumbra, Inc.*	3,989	1,003,393
ResMed, Inc.	2,779	478,044
Shockwave Medical, Inc.*	1,000	190,560
STAAR Surgical Co.*	1,400	43,694
Stryker Corp.	18,677	5,593,014

		46,778,821

Health Care Providers & Services (2.5%)
agilon health, Inc.*	4,800	60,240
Cardinal Health, Inc.	2,400	241,920
Cencora, Inc.	2,900	595,602
Chemed Corp.	200	116,950
Cigna Group (The)	22,931	6,866,688
Elevance Health, Inc.	600	282,936
Encompass Health Corp.	1,800	120,096
Ensign Group, Inc. (The)	1,300	145,873
HCA Healthcare, Inc.	782	211,672
HealthEquity, Inc.*	1,600	106,080
Humana, Inc.	4,514	2,066,554
McKesson Corp.	943	436,590
Molina Healthcare, Inc.*	500	180,655
Option Care Health, Inc.*	4,000	134,760
Surgery Partners, Inc.*	2,900	92,771
UnitedHealth Group, Inc.	50,274	26,467,753

		38,127,140

Health Care Technology (0.0%)†
Certara, Inc.*	692	12,172
Veeva Systems, Inc., Class A*	2,700	519,804

		531,976

Life Sciences Tools & Services (0.7%)
10X Genomics, Inc., Class A*	2,400	134,304
Adaptive Biotechnologies Corp.*	4,889	23,956
Agilent Technologies, Inc.	5,200	722,956
Bio-Techne Corp.	2,800	216,048
Danaher Corp.	3,100	717,154
ICON plc*	15,050	4,260,204
Illumina, Inc.*	800	111,392
IQVIA Holdings, Inc.*	3,000	694,140
Maravai LifeSciences Holdings, Inc., Class A*	6,719	44,009
Medpace Holdings, Inc.*	500	153,265
Mettler-Toledo International, Inc.*	420	509,443
OmniAb, Inc. (Earn Out Shares) (r)(x)*	690	—
Thermo Fisher Scientific, Inc.	4,300	2,282,397
Waters Corp.*	1,200	395,076
West Pharmaceutical Services, Inc.	1,400	492,968

		10,757,312

Pharmaceuticals (1.3%)
Eli Lilly and Co.	28,175	16,423,771
Innoviva, Inc.*	3,432	55,049
Intra-Cellular Therapies, Inc.*	1,800	128,916
Jazz Pharmaceuticals plc*	900	110,700
Ligand Pharmaceuticals, Inc.*	913	65,207
Merck & Co., Inc.	8,400	915,768
Zoetis, Inc.	8,347	1,647,447

		19,346,858

Total Health Care		149,285,377

See Notes to Financial Statements.

1493

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Industrials (4.9%)
Aerospace & Defense (0.8%)
Axon Enterprise, Inc.*	1,000	$258,330
Boeing Co. (The)*	1,400	364,924
BWX Technologies, Inc.	1,800	138,114
HEICO Corp.	800	143,096
HEICO Corp., Class A	1,520	216,509
Howmet Aerospace, Inc.	15,600	844,272
Lockheed Martin Corp.	4,130	1,871,881
Northrop Grumman Corp.	200	93,628
TransDigm Group, Inc.	8,292	8,388,187

		12,318,941

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	1,500	129,585
Expeditors International of Washington, Inc.	1,554	197,669
United Parcel Service, Inc., Class B	3,555	558,952

		886,206

Building Products (0.1%)
A.O. Smith Corp.	1,700	140,148
AAON, Inc.	1,873	138,359
Advanced Drainage Systems, Inc.	1,700	239,088
Allegion plc	1,345	170,398
Armstrong World Industries, Inc.	2,100	206,472
Trane Technologies plc	1,200	292,680
Trex Co., Inc.*	2,400	198,696

		1,385,841

Commercial Services & Supplies (0.2%)
Brink’s Co. (The)	2,300	202,285
Cintas Corp.	1,372	826,850
Copart, Inc.*	16,520	809,480
RB Global, Inc.	2,100	140,469
Rollins, Inc.	5,900	257,653
Tetra Tech, Inc.	581	96,986
Waste Management, Inc.	6,600	1,182,060

		3,515,783

Construction & Engineering (0.0%)†
EMCOR Group, Inc.	900	193,887
Quanta Services, Inc.	700	151,060
WillScot Mobile Mini Holdings Corp.*	2,700	120,150

		465,097

Electrical Equipment (0.3%)
AMETEK, Inc.	25,060	4,132,144
Hubbell, Inc., Class B	400	131,572
Rockwell Automation, Inc.	2,034	631,516
Vertiv Holdings Co., Class A	2,900	139,287

		5,034,519

Ground Transportation (1.7%)
CSX Corp.	4,000	138,680
JB Hunt Transport Services, Inc.	700	139,818
Lyft, Inc., Class A*	8,400	125,916
Old Dominion Freight Line, Inc.	1,550	628,261
Saia, Inc.*	400	175,288
Uber Technologies, Inc.*	309,300	19,043,601
Union Pacific Corp.	23,924	5,876,213

		26,127,777

Industrial Conglomerates (0.0%)†
Honeywell International, Inc.	1,500	314,565

Machinery (1.0%)
Caterpillar, Inc.	6,919	2,045,741
Chart Industries, Inc.*	1,000	136,330
Deere & Co.	4,343	1,736,635
Donaldson Co., Inc.	3,200	209,120
Graco, Inc.	2,226	193,128
IDEX Corp.	800	173,688
Illinois Tool Works, Inc.	4,304	1,127,390
Ingersoll Rand, Inc.	44,190	3,417,655
Lincoln Electric Holdings, Inc.	1,000	217,460
Otis Worldwide Corp.	2,200	196,834
Symbotic, Inc., Class A (x)*	91,700	4,706,961
Toro Co. (The)	1,944	186,604
Xylem, Inc.	1,100	125,796

		14,473,342

Passenger Airlines (0.0%)†
American Airlines Group, Inc.*	7,400	101,676
Delta Air Lines, Inc.	2,800	112,644

		214,320

Professional Services (0.5%)
Automatic Data Processing, Inc.	6,187	1,441,385
Booz Allen Hamilton Holding Corp.	2,500	319,775
Broadridge Financial Solutions, Inc.	2,100	432,075
Ceridian HCM Holding, Inc.*	1,800	120,816
Equifax, Inc.	1,416	350,163
ExlService Holdings, Inc.*	3,000	92,550
KBR, Inc.	1,800	99,738
Paychex, Inc.	6,273	747,177
Paycom Software, Inc.	1,000	206,720
Paylocity Holding Corp.*	12,658	2,086,671
Verisk Analytics, Inc.	2,968	708,937

		6,606,007

Trading Companies & Distributors (0.2%)
Applied Industrial Technologies, Inc.	1,100	189,959
Fastenal Co.	7,704	498,988
Ferguson plc	800	154,456
SiteOne Landscape Supply, Inc.*	900	146,250
United Rentals, Inc.	300	172,026
Watsco, Inc.	300	128,541
WW Grainger, Inc.	907	751,622

		2,041,842

Total Industrials		73,384,240

Information Technology (33.4%)
Communications Equipment (0.1%)
Arista Networks, Inc.*	4,800	1,130,448
Motorola Solutions, Inc.	2,700	845,343
Ubiquiti, Inc.	700	97,692

		2,073,483

See Notes to Financial Statements.

1494

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	48,033	$4,761,511
CDW Corp.	2,600	591,032
Jabil, Inc.	1,900	242,060
Keysight Technologies, Inc.*	800	127,272
Novanta, Inc.*	700	117,887
Zebra Technologies Corp., Class A*	400	109,332

		5,949,094

IT Services (3.4%)
Accenture plc, Class A	11,281	3,958,616
Cloudflare, Inc., Class A*	157,900	13,146,754
DigitalOcean Holdings, Inc. (x)*	2,900	106,401
EPAM Systems, Inc.*	1,100	327,074
Gartner, Inc.*	1,511	681,627
Globant SA*	800	190,384
GoDaddy, Inc., Class A*	1,700	180,472
Hackett Group, Inc. (The)	2,178	49,593
MongoDB, Inc.*	32,820	13,418,457
Okta, Inc.*	1,700	153,901
Snowflake, Inc., Class A*	93,775	18,661,225
Twilio, Inc., Class A*	1,400	106,218
VeriSign, Inc.*	500	102,980

		51,083,702

Semiconductors & Semiconductor Equipment (5.4%)
Advanced Micro Devices, Inc.*	56,647	8,350,334
Allegro MicroSystems, Inc.*	3,408	103,160
Applied Materials, Inc.	12,810	2,076,117
ASML Holding NV (Registered) (ADR)	4,487	3,396,300
Axcelis Technologies, Inc.*	700	90,783
Broadcom, Inc.	7,507	8,379,689
Enphase Energy, Inc.*	2,500	330,350
Entegris, Inc.	1,100	131,802
KLA Corp.	2,500	1,453,250
Lam Research Corp.	2,300	1,801,498
Lattice Semiconductor Corp.*	2,600	179,374
Marvell Technology, Inc.	58,540	3,530,548
Microchip Technology, Inc.	6,896	621,881
Monolithic Power Systems, Inc.	900	567,702
NVIDIA Corp.	91,973	45,546,869
QUALCOMM, Inc.	17,465	2,525,963
Rambus, Inc.*	2,000	136,500
Synaptics, Inc.*	1,000	114,080
Teradyne, Inc.	2,800	303,856
Texas Instruments, Inc.	6,681	1,138,843
Universal Display Corp.	718	137,325

		80,916,224

Software (18.7%)
8x8, Inc.*	6,300	23,814
Adobe, Inc.*	13,030	7,773,698
ANSYS, Inc.*	1,100	399,168
Appian Corp., Class A*	1,500	56,490
Asana, Inc., Class A (x)*	3,400	64,634
Atlassian Corp., Class A*	11,640	2,768,690
Aurora Innovation, Inc., Class A (x)*	84,270	368,260
Autodesk, Inc.*	4,197	1,021,885
Bentley Systems, Inc., Class B	4,000	208,720
Braze, Inc., Class A*	136,200	7,236,306
C3.ai, Inc., Class A (x)*	539	15,475
Cadence Design Systems, Inc.*	32,026	8,722,922
Confluent, Inc., Class A*	3,500	81,900
Crowdstrike Holdings, Inc., Class A*	68,862	17,581,846
Datadog, Inc., Class A*	153,200	18,595,416
Digital Turbine, Inc.*	3,500	24,010
DocuSign, Inc.*	3,700	219,965
DoubleVerify Holdings, Inc.*	4,600	169,188
Dynatrace, Inc.*	40,797	2,231,188
Elastic NV*	53,300	6,006,910
Envestnet, Inc.*	2,800	138,656
Everbridge, Inc.*	1,300	31,603
Fair Isaac Corp.*	1,934	2,251,195
Five9, Inc.*	1,600	125,904
Fortinet, Inc.*	12,492	731,157
Gen Digital, Inc.	6,600	150,612
Gitlab, Inc., Class A*	116,200	7,315,952
HubSpot, Inc.*	900	522,486
Informatica, Inc., Class A*	6,200	176,018
Intuit, Inc.	20,631	12,894,994
Manhattan Associates, Inc.*	1,100	236,852
Microsoft Corp.#	283,249	106,512,954
Nutanix, Inc., Class A*	4,200	200,298
OneSpan, Inc.*	1,452	15,565
Oracle Corp.	11,259	1,187,036
Palantir Technologies, Inc., Class A*	34,500	592,365
Palo Alto Networks, Inc.*	5,200	1,533,376
Pegasystems, Inc.	1,400	68,404
PTC, Inc.*	1,000	174,960
Q2 Holdings, Inc.*	2,400	104,184
RingCentral, Inc., Class A*	2,500	84,875
Salesforce, Inc.*	44,841	11,799,461
Samsara, Inc., Class A*	353,200	11,789,816
SentinelOne, Inc., Class A*	6,400	175,616
ServiceNow, Inc.*	41,761	29,503,729
Splunk, Inc.*	3,134	477,465
SPS Commerce, Inc.*	700	135,688
Synopsys, Inc.*	2,600	1,338,766
Teradata Corp.*	2,300	100,073
Tyler Technologies, Inc.*	746	311,917
UiPath, Inc., Class A*	7,600	188,784
Unity Software, Inc. (x)*	4,422	180,816
Workday, Inc., Class A*	20,728	5,722,172
Zscaler, Inc.*	54,900	12,163,644

		282,507,878

Technology Hardware, Storage & Peripherals (5.4%)
Apple, Inc.	421,288	81,110,579
HP, Inc.	4,000	120,360
NetApp, Inc.	1,700	149,872
Pure Storage, Inc., Class A*	3,900	139,074
Super Micro Computer, Inc.*	800	227,408

		81,747,293

Total Information Technology		504,277,674

Materials (0.5%)
Chemicals (0.5%)
Axalta Coating Systems Ltd.*	6,500	220,805
Balchem Corp.	900	133,875

See Notes to Financial Statements.

1495

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Ecolab, Inc.	3,440	$682,324
FMC Corp.	1,100	69,355
Linde plc	800	328,568
Livent Corp. (x)*	4,500	80,910
PPG Industries, Inc.	28,140	4,208,337
RPM International, Inc.	1,400	156,282
Sherwin-Williams Co. (The)	3,518	1,097,264

		6,977,720

Construction Materials (0.0%)†
Eagle Materials, Inc.	700	141,988

Containers & Packaging (0.0%)†
Avery Dennison Corp.	1,000	202,160
Graphic Packaging Holding Co.	4,900	120,785
Sealed Air Corp.	3,400	124,168

		447,113

Metals & Mining (0.0%)†
ATI, Inc.*	2,900	131,863
Southern Copper Corp.	1,600	137,712

		269,575

Total Materials		7,836,396

Real Estate (0.7%)
Real Estate Management & Development (0.2%)
CoStar Group, Inc.*	39,830	3,480,744

Residential REITs (0.0%)†
Equity LifeStyle Properties, Inc. (REIT)	3,316	233,910

Retail REITs (0.0%)†
Simon Property Group, Inc. (REIT)	1,262	180,012

Specialized REITs (0.5%)
American Tower Corp. (REIT)	8,367	1,806,268
Crown Castle, Inc. (REIT)	1,032	118,876
Equinix, Inc. (REIT)	4,506	3,629,087
Iron Mountain, Inc. (REIT)	4,000	279,920
Lamar Advertising Co. (REIT), Class A	300	31,884
Public Storage (REIT)	1,619	493,795
SBA Communications Corp. (REIT)	600	152,214

		6,512,044

Total Real Estate		10,406,710

Utilities (0.0%)†
Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)	7,300	140,525
Ormat Technologies, Inc.	1,400	106,106
Vistra Corp.	6,500	250,380

Total Utilities		497,011

Total Common Stocks (77.3%) (Cost $561,696,204)		1,166,328,913

EXCHANGE TRADED FUNDS (ETF):
Equity (7.0%)
iShares Russell 1000 Growth ETF	87,403	26,497,968
Vanguard Growth ETF (x)	170,617	53,041,413
Vanguard Russell 1000 Growth ETF	338,562	26,414,607

Total Exchange Traded Funds (7.0%) (Cost $86,217,538)		105,953,988

SHORT-TERM INVESTMENTS:
Investment Companies (14.8%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	2,000,000	2,000,000
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	5,000,000	5,000,000
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)	213,120,298	213,290,794
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	2,480,167	2,480,167

Total Investment Companies		222,770,961

Total Short-Term Investments (14.8%) (Cost $222,687,683)		222,770,961

Total Investments in Securities (99.1%) (Cost $870,601,425)		1,495,053,862
Other Assets Less Liabilities (0.9%)		13,510,430

Net Assets (100%)		$1,508,564,292

*	Non-income producing.
†	Percent shown is less than 0.05%.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $23,690,520.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $9,820,379. This was collateralized by $879,380 of various U.S. Government Treasury Securities, ranging from 0.125% – 4.625%, maturing 8/15/24 – 8/15/53 and by cash of $9,480,167 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:
ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust
USD	— United States Dollar

See Notes to Financial Statements.

1496

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
NASDAQ 100 E-Mini Index	223	3/2024	USD	75,924,810	3,467,465
S&P 500 E-Mini Index	413	3/2024	USD	99,533,000	3,703,803
S&P Midcap 400 E-Mini Index	145	3/2024	USD	40,737,750	2,317,922

					9,489,190

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Common Stocks
Communication Services	$115,205,378	$—	$—		$115,205,378
Consumer Discretionary	176,868,666	—	—		176,868,666
Consumer Staples	39,137,868	—	—		39,137,868
Energy	4,959,988	—	—		4,959,988
Financials	84,469,605	—	—		84,469,605
Health Care	149,285,377	—	—	(a)	149,285,377
Industrials	73,384,240	—	—		73,384,240
Information Technology	504,277,674	—	—		504,277,674
Materials	7,836,396	—	—		7,836,396
Real Estate	10,406,710	—	—		10,406,710
Utilities	497,011	—	—		497,011
Exchange Traded Funds	105,953,988	—	—		105,953,988
Futures	9,489,190	—	—		9,489,190
Short-Term Investments
Investment Companies	222,770,961	—	—		222,770,961

Total Assets	$1,504,543,052	$—	$—		$1,504,543,052

Total Liabilities	$—	$—	$—		$—

Total	$1,504,543,052	$—	$—		$1,504,543,052

(a) Value is zero.

See Notes to Financial Statements.

1497

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Equity contracts	Receivables, Net assets – Unrealized appreciation	$9,489,190	*

Total		$9,489,190

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$30,257,506	$30,257,506

Total	$30,257,506	$30,257,506

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Total
Equity contracts	$17,328,764	$17,328,764

Total	$17,328,764	$17,328,764

^ The Portfolio held futures contracts as a substitute for investing in conventional securities.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$197,312,000

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$934,286,611
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,040,223,928

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$624,730,585
Aggregate gross unrealized depreciation	(14,393,363)

Net unrealized appreciation	$610,337,222

Federal income tax cost of investments in securities and derivative instruments, if applicable	$894,205,830

For the year ended December 31, 2023, the Portfolio incurred approximately $5,971 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1498

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $870,601,425)	$1,495,053,862
Cash	25,326,320
Dividends, interest and other receivables	1,354,828
Securities lending income receivable	104,460
Receivable for Portfolio shares sold	73,616
Receivable for securities sold	46,022
Other assets	5,593

Total assets	1,521,964,701

LIABILITIES
Payable for return of collateral on securities loaned	9,480,167
Payable for securities purchased	1,112,166
Due to broker for futures variation margin	931,682
Investment management fees payable	713,447
Payable for Portfolio shares repurchased	618,235
Distribution fees payable – Class IA	282,557
Administrative fees payable	164,208
Distribution fees payable – Class IB	30,642
Accrued expenses	67,305

Total liabilities	13,400,409

Commitments and contingent liabilities^
NET ASSETS	$1,508,564,292

Net assets were comprised of:
Paid in capital	$871,456,686
Total distributable earnings (loss)	637,107,606

Net assets	$1,508,564,292

Class IA
Net asset value, offering and redemption price per share, $1,349,545,273 / 20,198,846 shares outstanding (unlimited amount authorized: $0.01 par value)	$66.81

Class IB
Net asset value, offering and redemption price per share, $147,241,038 / 2,283,352 shares outstanding (unlimited amount authorized: $0.01 par value)	$64.48

Class K
Net asset value, offering and redemption price per share, $11,777,981 / 175,263 shares outstanding (unlimited amount authorized: $0.01 par value)	$67.20

(x)	Includes value of securities on loan of $9,820,379.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends (net of $8,174 foreign withholding tax)	$17,163,244
Interest	1,145,582
Securities lending (net)	312,400

Total income	18,621,226

EXPENSES
Investment management fees	7,720,987
Distribution fees – Class IA	3,059,093
Administrative fees	1,742,813
Distribution fees – Class IB	321,230
Custodian fees	172,400
Printing and mailing expenses	128,370
Professional fees	113,349
Trustees’ fees	47,820
Miscellaneous	26,985

Total expenses	13,333,047

NET INVESTMENT INCOME (LOSS)	5,288,179

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	42,231,056
Futures contracts	30,257,506

Net realized gain (loss)	72,488,562

Change in unrealized appreciation (depreciation) on:
Investments in securities	341,907,263
Futures contracts	17,328,764

Net change in unrealized appreciation (depreciation)	359,236,027

NET REALIZED AND UNREALIZED GAIN (LOSS)	431,724,589

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$437,012,768

See Notes to Financial Statements.

1499

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,288,179	$(2,162,451)
Net realized gain (loss)	72,488,562	123,564,566
Net change in unrealized appreciation (depreciation)	359,236,027	(712,366,009)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	437,012,768	(590,963,894)

Distributions to shareholders:
Class IA	(32,072,105)	(158,913,808)
Class IB	(3,594,049)	(16,694,785)
Class K	(300,366)	(1,353,976)

Total distributions to shareholders	(35,966,520)	(176,962,569)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 171,686 and 164,724 shares, respectively ]	10,125,898	10,563,382
Capital shares issued in reinvestment of dividends and distributions [ 489,300 and 2,958,113 shares, respectively ]	32,072,105	158,913,808
Capital shares repurchased [ (2,027,141) and (1,660,280) shares , respectively]	(120,579,065)	(107,899,742)

Total Class IA transactions	(78,381,062)	61,577,448

Class IB
Capital shares sold [ 213,714 and 275,551 shares, respectively ]	12,264,792	18,100,914
Capital shares issued in reinvestment of dividends and distributions [ 56,802 and 321,471 shares, respectively ]	3,594,049	16,694,785
Capital shares repurchased [ (259,898) and (299,432) shares , respectively]	(14,765,638)	(18,180,795)

Total Class IB transactions	1,093,203	16,614,904

Class K
Capital shares sold [ 20,411 and 18,029 shares, respectively ]	1,209,879	1,165,491
Capital shares issued in reinvestment of dividends and distributions [ 4,554 and 25,087 shares, respectively ]	300,366	1,353,976
Capital shares repurchased [ (35,511) and (14,826) shares , respectively]	(2,175,046)	(970,515)

Total Class K transactions	(664,801)	1,548,952

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(77,952,660)	79,741,304

TOTAL INCREASE (DECREASE) IN NET ASSETS	323,093,588	(688,185,159)
NET ASSETS:
Beginning of year	1,185,470,704	1,873,655,863

End of year	$1,508,564,292	$1,185,470,704

See Notes to Financial Statements.

1500

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022		2021	2020	2019
Net asset value, beginning of year	$49.50	$84.48		$84.51	$66.71	$54.88

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23	(0.10)		(0.32)	(0.06)	0.49
Net realized and unrealized gain (loss)	18.69	(26.58)		17.41	25.63	17.64

Total from investment operations	18.92	(26.68)		17.09	25.57	18.13

Less distributions:
Dividends from net investment income	(0.23)	—		—	—	(0.51)
Distributions from net realized gains	(1.38)	(8.30)		(17.12)	(7.77)	(5.79)

Total dividends and distributions	(1.61)	(8.30)		(17.12)	(7.77)	(6.30)

Net asset value, end of year	$66.81	$49.50		$84.48	$84.51	$66.71

Total return	38.30%	(32.15)%		20.49%	38.83%	33.35	%(cc)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,349,545	$1,067,542		$1,698,352	$1,528,550	$1,210,068
Ratio of expenses to average net assets (f)	0.98%	0.97%		0.95%	0.97%	0.98%
Ratio of net investment income (loss) to average net assets (f)	0.39%	(0.16)%		(0.35)%	(0.09)%	0.75%
Portfolio turnover rate^	81%	83	%(h)	74%	60%	56%

	Year Ended December 31,
Class IB	2023	2022		2021	2020	2019
Net asset value, beginning of year	$47.82	$82.00		$82.45	$65.23	$53.77

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22	(0.10)		(0.31)	(0.06)	0.48
Net realized and unrealized gain (loss)	18.05	(25.78)		16.98	25.05	17.28

Total from investment operations	18.27	(25.88)		16.67	24.99	17.76

Less distributions:
Dividends from net investment income	(0.23)	—		—	—	(0.51)
Distributions from net realized gains	(1.38)	(8.30)		(17.12)	(7.77)	(5.79)

Total dividends and distributions	(1.61)	(8.30)		(17.12)	(7.77)	(6.30)

Net asset value, end of year	$64.48	$47.82		$82.00	$82.45	$65.23

Total return	38.29%	(32.15)%		20.49%	38.82%	33.35	%(cc)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$147,241	$108,682		$161,968	$137,403	$107,518
Ratio of expenses to average net assets (f)	0.98%	0.97%		0.95%	0.97%	0.98%
Ratio of net investment income (loss) to average net assets (f)	0.39%	(0.15)%		(0.35)%	(0.09)%	0.75%
Portfolio turnover rate^	81%	83	%(h)	74%	60%	56%

See Notes to Financial Statements.

1501

EQ ADVISORS TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022		2021	2020	2019
Net asset value, beginning of year	$49.77	$84.66		$84.45	$66.50	$54.71

Income (loss) from investment operations:
Net investment income (loss) (e)	0.38	0.07	†	(0.09)	0.12 †	0.66
Net realized and unrealized gain (loss)	18.81	(26.66)		17.42	25.60	17.60

Total from investment operations	19.19	(26.59)		17.33	25.72	18.26

Less distributions:
Dividends from net investment income	(0.38)	—		—	—	(0.68)
Distributions from net realized gains	(1.38)	(8.30)		(17.12)	(7.77)	(5.79)

Total dividends and distributions	(1.76)	(8.30)		(17.12)	(7.77)	(6.47)

Net asset value, end of year	$67.20	$49.77		$84.66	$84.45	$66.50

Total return	38.63%	(31.98)%		20.79%	39.18%	33.68	%(cc)

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$11,778	$9,247		$13,336	$11,232	$8,537
Ratio of expenses to average net assets (f)	0.73%	0.72%		0.70%	0.72%	0.73%
Ratio of net investment income (loss) to average net assets (f)	0.63%	0.10%		(0.10)%	0.16%	1.02%
Portfolio turnover rate^	81%	83	%(h)	74%	60%	56%
^	Portfolio turnover rate excludes derivatives, if any.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.
(cc)	Includes income resulting from a litigation payment. Without this income, the total return would have been 33.27% for Class IA, 33.27% for Class IB and 33.60% for Class K.

See Notes to Financial Statements.

1502

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	BlackRock Financial Management, Inc.
➢	DoubleLine Capital LP
➢	Pacific Investment Management Company LLC
➢	SSGA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	5.04%	0.61%	1.20%
Portfolio – Class IB Shares	5.15	0.63	1.21
Portfolio – Class K Shares	5.28	0.88	1.46
Bloomberg U.S. Aggregate Bond Index	5.53	1.10	1.81

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 5.15% for the year ended December 31, 2023. This compares to the Portfolio’s benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 5.53% over the same period.

Portfolio Highlights

What helped performance during the year:

•

Positions within securitized credit, particularly commercial mortgage-backed securities (CMBS) and Agency mortgage-backed securities (MBS), as spreads tightened. The sector also benefitted from a strong U.S. consumer throughout the year and a rally in hard asset securitizations in the fourth quarter.

•	Positioning within investment grade and high yield corporate credit, particularly within Financials, aided performance.

•

Collateralized loan obligations were contributors to performance as the sector benefitted from high interest income from floating rate coupons and spread compression from a generally resilient U.S. economy.

What hurt performance during the year:

•	Modest exposure to select developed market currencies detracted as they depreciated relative to the U.S. dollar.

•	Short exposure to duration in Japan detracted as yields fell.

Portfolio Characteristics As of December 31, 2023
Weighted Average Life (Years)	8.72
Weighted Average Coupon (%)	3.28
Weighted Average Effective Duration (Years)*	5.22
Weighted Average Rating**	AA2

* Effective duration is a measure of the price sensitivity of the Portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

** Weighted Average Rating has been provided by the Investment Sub-Adviser. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice.

1503

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Sector Weightings as of December 31, 2023	% of Net Assets
U.S. Treasury Obligations	33.5%
Mortgage-Backed Securities	27.4
Financials	9.7
Collateralized Mortgage Obligations	8.3
Asset-Backed Securities	7.7
Commercial Mortgage-Backed Securities	5.8
Utilities	2.6
Energy	2.1
U.S. Government Agency Securities	2.0
Investment Companies	1.9
Industrials	1.6
Foreign Government Securities	1.5
Health Care	1.4
Information Technology	1.3
Communication Services	1.3
Consumer Discretionary	1.0
Real Estate	0.9
Consumer Staples	0.8
Supranational	0.7
Municipal Bonds	0.3
Materials	0.3
Foreign Government Treasury Bills	0.1
Options Purchased	0.0 #
Cash and Other	(12.2)

100.0%

#	Less than 0.05%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,031.70	$4.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.70	4.55
Class IB
Actual	1,000.00	1,031.60	4.60
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.67	4.58
Class K
Actual	1,000.00	1,033.00	3.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.96	3.29

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 0.89%, 0.90% and 0.64%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

1504

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (7.7%)
AASET Trust,
Series 2020-1A A 3.351%, 1/16/40§	$426,922	$376,938
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE1 A2C 5.810%, 1/25/37 (l)	1,209,300	719,538
AIMCO CLO,
Series 2015-AA X 6.614%, 10/17/34(l)§	229,167	228,871
Air Canada Pass-Through Trust,
Series 2013-1 A 4.125%, 5/15/25§	203,992	197,421
Series 2017-1 AA 3.300%, 1/15/30§	14,880	13,360
Aligned Data Centers Issuer LLC,
Series 2021-1A A2 1.937%, 8/15/46§	750,000	669,234
Series 2021-1A B 2.482%, 8/15/46§	500,000	432,958
American Airlines Pass-Through Trust,
Series 2013-1 A 4.000%, 7/15/25	195,260	186,573
Series 2015-2 AA 3.600%, 9/22/27	64,471	59,510
Series 2016-2 B 4.375%, 6/15/24§	22,200	21,838
Series 2019-1 A 3.500%, 2/15/32	405,071	338,841
Series 2019-1 AA 3.150%, 2/15/32	54,280	47,241
Series 2021-1 A 2.875%, 7/11/34	757,101	630,013
Apidos CLO XXIV,
Series 2016-24A A1AL 6.627%, 10/20/30 (l)§	500,000	499,594
Apidos CLO XXVII,
Series 2017-27A A1R 6.594%, 7/17/30 (l)§	213,763	213,575
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL2 A 7.212%, 5/15/37 (l)§	136,000	136,000
Ares LIX CLO Ltd.,
Series 2021-59A B1 7.040%, 4/25/34 (l)§	500,000	493,125
Ares Loan Funding IV Ltd.,
Series 2023-ALF4A D 10.027%, 10/15/36 (l)§	250,000	250,675
Ares XLII CLO Ltd.,
Series 2017-42A AR 6.594%, 1/22/28 (l)§	85,660	85,618
Atrium IX,
Series 9A AR2 6.638%, 5/28/30 (l)§	243,183	243,139
BA Credit Card Trust,
Series 2023-A2 A2 4.980%, 11/15/28	96,000	96,225
Barings CLO Ltd.,
Series 2018-3A A1 6.627%, 7/20/29 (l)§	74,169	74,155
Benefit Street Partners CLO II Ltd.,
Series 2013-IIA A1R2 6.525%, 7/15/29 (l)§	$44,490	$44,489
Blackbird Capital II Aircraft Lease Ltd.,
Series 2021-1A B 3.446%, 7/15/46§	583,594	484,401
BlueMountain CLO XXII Ltd.,
Series 2018-22A A1 6.735%, 7/15/31 (l)§	247,612	247,432
BMW Vehicle Owner Trust,
Series 2023-A A1 5.593%, 7/25/24	79,982	79,982
Canyon Capital CLO Ltd.,
Series 2021-2A B1 7.405%, 4/15/34 (l)§	250,000	249,043
Capital One Multi-Asset Execution Trust,
Series 2017-A5 A5 6.056%, 7/15/27 (l)	600,000	601,228
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-5A A2RR 7.327%, 1/20/32 (l)§	500,000	495,410
Series 2016-1A A1R2 6.817%, 4/20/34 (l)§	500,000	499,502
CIFC Funding 2021-IV Ltd.,
Series 2021-4A B 7.235%, 7/15/33 (l)§	250,000	248,109
CIFC Funding 2021-V Ltd.,
Series 2021-5A C 7.705%, 7/15/34 (l)§	250,000	249,730
CIFC Funding Ltd.,
Series 2013-3RA A1 6.640%, 4/24/31 (l)§	247,052	246,980
Series 2017-1A AR 6.684%, 4/23/29 (l)§	309,943	309,930
Citibank Credit Card Issuance Trust,
Series 2017-A5 A5 6.091%, 4/22/26 (l)	300,000	300,306
Series 2018-A5 A5 6.084%, 8/7/27 (l)	300,000	300,774
CPS Auto Receivables Trust,
Series 2021-A D 1.160%, 12/15/26§	573,456	558,336
Series 2021-A E 2.530%, 3/15/28§	500,000	475,698
CSAB Mortgage-Backed Trust,
Series 2007-1 1A1A 5.898%, 5/25/37 (l)	4,901,599	1,215,115
DataBank Issuer,
Series 2021-1A A2 2.060%, 2/27/51§	900,000	814,479
Delta Air Lines Pass-Through Trust,
Series 2020-1 AA 2.000%, 6/10/28	39,536	35,005
Domino’s Pizza Master Issuer LLC,
Series 2019-1A A2 3.668%, 10/25/49§	481,250	438,765
Dryden 50 Senior Loan Fund,
Series 2017-50A B 7.305%, 7/15/30 (l)§	350,000	349,986
Elevation CLO Ltd.,
Series 2018-9A A1 6.775%, 7/15/31 (l)§	497,543	497,605

See Notes to Financial Statements.

1505

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
FS RIALTO,
Series 2021-FL2 A 6.693%, 5/16/38 (l)§		$338,265	$336,149
FS Rialto Issuer LLC,
Series 2022-FL5 A 7.660%, 6/19/37 (l)§		104,000	103,858
Series 2022-FL6 A 7.936%, 8/17/37 (l)§		100,000	100,603
Galaxy Xxiv CLO Ltd.,
Series 2017-24A A 6.775%, 1/15/31 (l)§		223,911	223,912
Galaxy XXVII CLO Ltd.,
Series 2018-27A A 6.653%, 5/16/31 (l)§		228,106	228,329
Generate CLO 9 Ltd.,
Series 9A A 6.877%, 10/20/34 (l)§		500,000	499,990
GLS Auto Receivables Issuer Trust,
Series 2022-3A A2 4.590%, 5/15/26§		189,982	189,283
GM Financial Consumer Automobile Receivables Trust,
Series 2022-2 A2 2.520%, 5/16/25		49,105	49,027
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A AR2 6.762%, 10/29/29 (l)§		88,347	88,353
GoodLeap Sustainable Home Solutions Trust,
Series 2021-3CS A 2.100%, 5/20/48§		598,046	462,314
Series 2021-5CS B 2.560%, 10/20/48§		380,357	289,229
Series 2023-1GS A 5.520%, 2/22/55§		55,414	53,696
Greystone Commercial Real Estate Notes Ltd.,
Series 2019-FL2 B 7.076%, 9/15/37 (l)§		145,000	144,164
Grippen Park CLO Ltd.,
Series 2017-1A A 6.937%, 1/20/30 (l)§		120,606	120,630
GSAA Home Equity Trust,
Series 2006-5 2A1 5.610%, 3/25/36 (l)		10,217	3,630
Series 2007-10 A2A 6.500%, 11/25/37		2,062,336	826,960
Series 2007-8 A2 6.170%, 8/25/37 (l)		66,234	62,458
Hertz Vehicle Financing III LP,
Series 2021-2A C 2.520%, 12/27/27§		375,000	335,853
Hertz Vehicle Financing LLC,
Series 2021-1A C 2.050%, 12/26/25§		375,000	360,948
Home Partners of America Trust,
Series 2021-1 D 2.477%, 9/17/41§		566,293	466,446
Series 2021-1 F 3.325%, 9/17/41§		482,839	370,043
HPS Loan Management Ltd.,
Series 11A-17 AR 6.674%, 5/6/30 (l)§		135,831	135,888
Series 6A-2015 A1R 6.654%, 2/5/31 (l)§		172,327	172,271
HSI Asset Securitization Corp. Trust,
Series 2006-HE1 1A1 5.737%, 10/25/36 (l)		7,317,657	2,317,922
Hyundai Auto Receivables Trust,
Series 2023-B A1 5.581%, 7/15/24		83,025	83,049
Invesco Euro CLO,
Series 6A D 7.015%, 7/15/34 (l)§	EUR	250,000	248,135
JP Morgan Mortgage Acquisition Trust,
Series 2006-RM1 A5 5.950%, 8/25/36 (l)		$4,055,471	1,836,341
Labrador Aviation Finance Ltd.,
Series 2016-1A A1 4.300%, 1/15/42§		1,156,838	983,350
LCCM Trust,
Series 2021-FL3 A 6.926%, 11/15/38 (l)§		367,000	364,839
Lendmark Funding Trust,
Series 2021-1A A 1.900%, 11/20/31§		700,000	628,548
Series 2022-1A A 5.120%, 7/20/32§		216,000	214,457
LL ABS Trust,
Series 2022-1A A 3.760%, 11/15/29§		85,212	84,609
Long Beach Mortgage Loan Trust,
Series 2006-9 2A2 5.690%, 10/25/36 (l)		2,593,959	802,701
Madison Park Funding XI Ltd.,
Series 2013-11A AR2 6.574%, 7/23/29 (l)§		230,812	230,582
Madison Park Funding XLVI Ltd.,
Series 2020-46A B1R 7.305%, 10/15/34 (l)§		250,000	249,107
Madison Park Funding XXV Ltd.,
Series 2017-25A A1R 6.610%, 4/25/29 (l)§		239,246	239,206
Madison Park Funding XXVI Ltd.,
Series 2017-26A AR 6.852%, 7/29/30 (l)§		241,078	241,074
Madison Park Funding XXXVI Ltd.,
Series 2019-36A B1R 7.294%, 4/15/35 (l)§		310,000	308,589
Marble Point CLO XXII Ltd.,
Series 2021-2A A 6.840%, 7/25/34 (l)§		500,000	497,882
Marble Point CLO XXV Ltd.,
Series 2022-2A BR 8.203%, 10/20/36 (l)§		500,000	499,892
Mariner Finance Issuance Trust,
Series 2019-AA B 3.510%, 7/20/32§		24,480	24,432
Series 2021-AA A 1.860%, 3/20/36§		700,000	637,632
Series 2022-AA A 6.450%, 10/20/37§		107,000	107,748

See Notes to Financial Statements.

1506

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE4 A1 5.790%, 7/25/37 (l)	$2,891,595	$1,653,005
MF1 LLC,
Series 2022-FL9 A 7.506%, 6/19/37 (l)§	100,000	100,001
MF1 Ltd.,
Series 2021-FL7 A 6.553%, 10/16/36 (l)§	198,305	196,353
Midocean Credit CLO IX,
Series 2018-9A A1 6.827%, 7/20/31 (l)§	447,093	447,141
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1 A3 5.770%, 7/25/36 (l)	3,415,912	1,300,343
Mosaic Solar Loan Trust,
Series 2022-1A A 2.640%, 1/20/53§	558,713	471,223
Series 2023-1A A 5.320%, 6/20/53§	90,490	89,076
Navient Private Education Loan Trust,
Series 2015-BA A3 6.926%, 7/16/40 (l)§	433,660	434,881
Navient Private Education Refi Loan Trust,
Series 2018-DA A2A 4.000%, 12/15/59§	40,597	39,409
Series 2019-CA A2 3.130%, 2/15/68§	56,554	54,121
NBC Funding LLC,
Series 2021-1 A2 2.989%, 7/30/51§	990,000	886,180
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A AR2 6.704%, 4/22/29 (l)§	433,953	433,832
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2007-1 2A1A 5.790%, 2/25/37 (l)	1,026,082	898,110
Northwoods Capital XI-B Ltd.,
Series 2018-11BA A1 6.758%, 4/19/31 (l)§	485,844	485,833
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1 A 3.844%, 12/25/25§	476,731	452,533
OCP CLO Ltd.,
Series 2017-13A A1AR 6.615%, 7/15/30 (l)§	485,352	484,884
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A A1A 6.615%, 4/16/31 (l)§	235,728	235,565
Octagon Investment Partners 30 Ltd.,
Series 2017-1A A1R 6.677%, 3/17/30 (l)§	220,067	219,946
Octagon Investment Partners XIV Ltd.,
Series 2012-1A AARR 6.605%, 7/15/29 (l)§	152,283	152,133
Octagon Investment Partners XV Ltd.,
Series 2013-1A A1RR 6.628%, 7/19/30 (l)§	436,378	435,945
OneMain Financial Issuance Trust,
Series 2019-2A A 3.140%, 10/14/36§	210,000	195,506
Series 2020-2A A 1.750%, 9/14/35§	165,000	152,014
Palmer Square Loan Funding Ltd.,
Series 2023-2A C 9.700%, 1/25/32 (l)§	250,000	249,900
Progress Residential Trust,
Series 2021-SFR5 F 3.158%, 7/17/38§	2,000,000	1,770,277
PRPM LLC,
Series 2021-2 A1 2.115%, 3/25/26 (l)§	1,201,372	1,164,322
Race Point IX CLO Ltd.,
Series 2015-9A A1A2 6.595%, 10/15/30 (l)§	219,105	218,797
RASC Trust,
Series 2007-EMX1 A13 5.670%, 1/25/37 (l)	541,964	525,616
Regatta XIII Funding Ltd.,
Series 2018-2A B 7.755%, 7/15/31 (l)§	400,000	399,976
Regatta XVIII Funding Ltd.,
Series 2021-1A A1 6.755%, 1/15/34 (l)§	250,000	249,630
Regional Management Issuance Trust,
Series 2020-1 A 2.340%, 10/15/30§	73,975	71,995
Series 2021-1 A 1.680%, 3/17/31§	100,000	95,907
Series 2022-1 A 3.070%, 3/15/32§	310,000	295,676
Rockford Tower CLO Ltd.,
Series 2018-1A A 6.729%, 5/20/31 (l)§	468,516	468,532
Romark WM-R Ltd.,
Series 2018-1A A1 6.707%, 4/20/31 (l)§	234,395	234,162
RR 18 Ltd.,
Series 2021-18A A2 7.255%, 10/15/34 (l)§	250,000	249,881
SBA Tower Trust (REIT),
3.869%, 10/8/24§	800,000	786,601
Scholar Funding Trust,
Series 2013-A A 6.103%, 1/30/45 (l)§	82,611	81,142
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-FR4 A2B 5.810%, 8/25/36 (l)	2,222,187	712,016
Signal Peak CLO LLC,
Series 2015-1A AR2 6.657%, 4/20/29 (l)§	91,566	91,562
Sixth Street CLO XX Ltd.,
Series 2021-20A B 7.327%, 10/20/34 (l)§	250,000	249,076
SLM Private Education Loan Trust,
Series 2010-C A5 10.226%, 10/15/41 (l)§	176,624	185,329
SLM Student Loan Trust,
Series 2005-7 A4 5.746%, 10/25/29 (l)	15,821	15,796

See Notes to Financial Statements.

1507

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
SMB Private Education Loan Trust,
Series 2015-B B 3.500%, 12/17/40§	$85,289	$82,055
Series 2016-B A2A 2.430%, 2/17/32§	19,038	18,597
Series 2016-C A2A 2.340%, 9/15/34§	52,949	51,709
Series 2020-PTA A2A 1.600%, 9/15/54§	130,396	117,800
Series 2021-A C 2.990%, 1/15/53§	169,911	144,386
Series 2021-A D1 3.860%, 1/15/53§	55,573	50,407
SoFi Professional Loan Program LLC,
Series 2017-F BFX 3.620%, 1/25/41§	1,000,000	916,867
Sound Point CLO XV Ltd.,
Series 2017-1A ARR 6.574%, 1/23/29 (l)§	37,912	37,903
Sound Point CLO XXI Ltd.,
Series 2018-3A A1A 6.821%, 10/26/31 (l)§	500,000	500,102
Sounds Point CLO IV-R Ltd.,
Series 2013-3RA A 6.807%, 4/18/31 (l)§	500,000	499,029
Soundview Home Loan Trust,
Series 2006-1 2A1 7.613%, 2/25/37 (l)	4,226,912	843,209
Series 2007-OPT5 2A2 6.420%, 10/25/37 (l)	3,172,921	2,329,534
STAR Trust,
Series 2021-SFR1 G 8.673%, 4/17/38 (l)§	2,000,000	1,905,457
Sunnova Helios IV Issuer LLC,
Series 2020-AA A 2.980%, 6/20/47§	315,521	289,578
Sunrun Demeter Issuer LLC,
Series 2021-2A A 2.270%, 1/30/57§	627,530	521,532
Symphony CLO XV Ltd.,
Series 2014-15A AR3 6.744%, 1/17/32 (l)§	250,000	249,785
Symphony CLO XVII Ltd.,
Series 2016-17A AR 6.535%, 4/15/28 (l)§	38,376	38,373
Taco Bell Funding LLC,
Series 2021-1A A23 2.542%, 8/25/51§	491,250	395,310
Series 2021-1A A2I 1.946%, 8/25/51§	736,875	659,374
TIF Funding II LLC,
Series 2021-1A A 1.650%, 2/20/46§	500,094	425,444
Tricon Residential Trust,
Series 2021-SFR1 E1 2.794%, 7/17/38§	1,300,000	1,161,932
Turkish Airlines Pass-Through Trust,
Series 2015-1 A 4.200%, 3/15/27§	399,978	372,424
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1 3.227%, 5/14/26	60,065	57,620
United Airlines Pass-Through Trust,
Series 2014-1 A 4.000%, 4/11/26	107,011	101,441
Series 2016-2 AA 2.875%, 10/7/28	13,757	12,289
Series 2016-2 B 3.650%, 10/7/25	2,431	2,378
Series 2019-1 AA 4.150%, 8/25/31	363,479	334,512
Series 2019-2 AA 2.700%, 5/1/32	166,694	140,060
Series 2020-1 A 5.875%, 10/15/27	608,164	612,866
Series 2020-1 B 4.875%, 1/15/26	30,400	29,517
United States Small Business Administration,
Series 2004-20A 1 4.930%, 1/1/24	532	533
Series 2004-20C 1 4.340%, 3/1/24	5,037	5,015
Series 2005-20B 1 4.625%, 2/1/25	1,935	1,912
Series 2008-20G 1 5.870%, 7/1/28	31,945	32,251
Upstart Securitization Trust,
Series 2020-2 A 2.309%, 11/20/30§	26,618	26,561
Venture XVII CLO Ltd.,
Series 2014-17A ARR 6.535%, 4/15/27 (l)§	139,503	139,360
Vibrant CLO X Ltd.,
Series 2018-10A A1 6.877%, 10/20/31 (l)§	490,779	490,882
VOLT C LLC,
Series 2021-NPL9 A1 1.992%, 5/25/51 (e)§	332,997	314,982
VOLT XCIX LLC,
Series 2021-NPL8 A1 2.116%, 4/25/51 (e)§	242,615	232,747
VOLT XCVI LLC,
Series 2021-NPL5 A1 2.116%, 3/27/51 (e)§	401,088	388,368
Voya CLO Ltd.,
Series 2013-1A A1AR 6.865%, 10/15/30 (l)§	196,570	196,577
Series 2014-1A AAR2 6.647%, 4/18/31 (l)§	213,730	213,624
Series 2021-1A X 6.405%, 7/15/34 (l)§	116,667	116,613
VR Funding LLC,
Series 2020-1A A 2.790%, 11/15/50§	645,046	577,347
Westlake Automobile Receivables Trust,
Series 2022-2A A2B 6.468%, 8/15/25 (l)§	55,130	55,152
Whitebox CLO II Ltd.,
Series 2020-2A BR 7.410%, 10/24/34 (l)§	310,000	309,989

Total Asset-Backed Securities		64,918,506

See Notes to Financial Statements.

1508

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Collateralized Mortgage Obligations (8.3%)
Ajax Mortgage Loan Trust,
Series 2020-D A 2.250%, 6/25/60 (e)§		$146,071	$143,970
Alternative Loan Trust,
Series 2005-J14 A3 5.500%, 12/25/35		2,142,710	1,353,374
Series 2006-OA22 A1 5.790%, 2/25/47 (l)		23,523	21,812
Series 2006-OA6 1A2 5.890%, 7/25/46 (l)		15,186	13,189
Series 2007-OH1 A1D 5.680%, 4/25/47 (l)		25,217	20,355
American Home Mortgage Investment Trust,
Series 2006-3 11A1 5.830%, 12/25/46 (l)		474,801	380,098
AMSR Trust,
Series 2019-SFR1 E 3.471%, 1/19/39§		3,000,000	2,747,600
Barclays Mortgage Loan Trust,
Series 2022-NQM1 A1 4.550%, 7/25/52 (e)§		141,532	138,818
BDS LLC,
Series 2022-FL12 A 7.492%, 8/19/38 (l)§		99,999	100,138
Bear Stearns ALT-A Trust,
Series 2006-4 31A1 4.459%, 7/25/36 (l)		1,045,275	640,980
Bear Stearns ARM Trust,
Series 2004-8 11A2 6.035%, 11/25/34 (l)		113,861	102,962
Series 2005-1 2A1 4.329%, 3/25/35 (l)		79,422	71,272
Chase Home Lending Mortgage Trust,
Series 2023-RPL2 A1 3.250%, 3/25/63 (l)§		492,588	433,379
Chase Mortgage Finance Trust,
Series 2007-S3 1A12 6.000%, 5/25/37		1,552,362	701,703
CHL Mortgage Pass-Through Trust,
Series 2005-17 1A6 5.500%, 9/25/35		283,447	253,955
Series 2005-24 A1 5.500%, 11/25/35		282,994	158,768
Series 2006-9 A10 6.000%, 5/25/36		2,661,087	1,211,234
COLT Mortgage Loan Trust,
Series 2020-2 M1 5.250%, 3/25/65 (l)§		100,000	97,735
Series 2020-3 A3 2.380%, 4/27/65 (l)§		10,254	9,652
CSMC Trust,
Series 2011-17R 1A2 5.750%, 2/27/37§		1	1
Series 2021-JR1 A1 2.465%, 9/27/66 (l)§		180,039	178,049
Series 2021-JR2 A1 2.215%, 11/25/61 (l)§		240,397	231,857
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR3 2A5 5.870%, 6/25/37 (l)		542,053	458,015
Eurohome UK Mortgages plc,
Series 2007-1 A 5.490%, 6/15/44 (l)(m)	GBP	117,764	147,176
EuroMASTR plc,
Series 2007-1V A2 5.531%, 6/15/40 (l)(m)		143,386	172,619
Eurosail-UK plc,
Series 2007-4X A3 6.269%, 6/13/45 (l)(m)		325,424	412,130
FHLMC,
Series 2708 ZD 5.500%, 11/15/33		$525,788	531,064
Series 389 C45 3.000%, 10/15/52 IO		367,645	60,646
Series 4116 AP 1.350%, 8/15/42		865,204	741,239
Series 4438 B 3.000%, 10/15/43		148,662	141,572
Series 4790 F 5.643%, 10/15/43 (l)		234,168	228,131
Series 4989 FA 5.098%, 8/15/40 (l)		171,571	169,080
Series 4989 FB 5.245%, 10/15/40 (l)		122,675	120,910
Series 5004 LS 0.698%, 7/25/50 IO (l)		3,277,366	415,604
Series 5052 KI 4.000%, 12/25/50 IO		46,895	9,236
Series 5161 LI 3.000%, 11/25/51 IO		72,595	9,768
Series 5196 DI 3.000%, 2/25/52 IO		78,429	12,801
FHLMC STACR REMIC Trust,
Series 2021-HQA2 M2 7.387%, 12/25/33 (l)§		2,000,000	1,969,759
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA3 A8 6.000%, 6/25/37		669,322	240,668
FNMA,
Series 2011-86 NF 6.002%, 9/25/41 (l)		75,394	74,677
Series 2013-123 PZ 2.700%, 3/25/43		5,304,999	4,684,405
Series 2015-11 A 3.000%, 5/25/34		296,459	287,185
Series 2016-72 PA 3.000%, 7/25/46		556,277	502,524
Series 2016-81 PA 3.000%, 2/25/44		120,001	116,197
Series 2020-77 S 3.861%, 11/25/50 IO (l)		7,049,593	443,849
Series 2021-3 MI 3.500%, 2/25/51 IO		50,914	9,403
Series 2021-31 IB 4.000%, 6/25/51 IO		57,369	11,352
Series 2023-39 3.000%, 10/25/52 IO		97,074	15,914
Series 426 C57 3.000%, 3/25/52 IO		4,194,386	677,984
Series 428 C16 3.000%, 3/25/50 IO		185,921	30,592

See Notes to Financial Statements.

1509

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Series 437 C11 3.000%, 7/25/52 IO		$194,692	$33,253
Series 437 C8 2.500%, 6/25/52 IO		4,580,471	694,968
Formentera Issuer plc,
Series 2022-1 A 6.032%, 7/28/47 (l)(m)	GBP	354,021	449,858
GCAT Trust,
Series 2019-NQM3 M1 3.450%, 11/25/59 (l)§		$500,000	403,106
Series 2022-INV2 A5 3.000%, 4/25/52 (l)§		544,149	464,908
Series 2022-NQM4 A1 5.269%, 8/25/67 (e)§		139,509	137,359
GNMA,
Series 2012-74 LF 5.872%, 6/20/42 (l)		539,196	527,589
Series 2013-116 LS 0.678%, 8/20/43 IO (l)		771,476	80,111
Series 2013-26 MS 0.778%, 2/20/43 IO (l)		741,506	79,628
Series 2014-20 TS 0.628%, 2/20/44 IO (l)		707,875	69,907
Series 2015-H15 FC 6.017%, 6/20/65 (l)		199,103	197,279
Series 2015-H16 FM 6.037%, 7/20/65 (l)		316,608	313,993
Series 2015-H18 FB 6.037%, 7/20/65 (l)		170,975	169,698
Series 2015-H19 FK 6.037%, 8/20/65 (l)		322,406	319,598
Series 2015-H20 FB 6.037%, 8/20/65 (l)		184,397	182,933
Series 2015-H20 FC 6.057%, 8/20/65 (l)		851,124	844,413
Series 2015-H22 FC 6.037%, 9/20/65 (l)		400,382	396,892
Series 2015-H29 FA 6.137%, 10/20/65 (l)		759	754
Series 2016-H11 F 6.237%, 5/20/66 (l)		212,369	211,126
Series 2016-H14 FA 6.237%, 6/20/66 (l)		196,112	195,214
Series 2016-H15 FA 6.237%, 7/20/66 (l)		241,606	240,553
Series 2020-129 IW 2.500%, 9/20/50 IO		5,045,538	683,872
Series 2021-16 KI 2.500%, 1/20/51 IO		4,789,713	638,595
Series 2021-160 TI 3.000%, 9/20/51 IO		4,934,573	756,426
Series 2021-165 ID 3.000%, 9/20/51 IO		3,002,483	457,490
Series 2021-30 KI 3.000%, 2/20/51 IO		4,232,679	660,597
Series 2021-57 IA 2.500%, 12/20/50 IO		4,520,967	611,990
Series 2021-58 IY 3.000%, 2/20/51 IO		102,968	15,501
Series 2021-78 IP 3.000%, 5/20/51 IO		114,327	17,736
Series 2021-83 PI 3.000%, 5/20/51 IO		95,348	14,562
Series 2021-97 LI 3.000%, 8/20/50 IO		171,040	25,733
Series 2022-174 AZ 3.500%, 5/20/51		5,394,188	4,507,880
Series 2022-78 3.000%, 8/20/51 IO		78,774	11,916
Series 2022-85 IK 3.000%, 5/20/51 IO		80,563	12,129
Series 2022-H02 FN 5.838%, 1/20/72 (l)		269,985	261,000
Series 2022-H22 EF 6.088%, 10/20/72 (l)		340,792	337,720
Series 2022-H25 FA 6.478%, 11/20/72 (l)		507,424	511,096
Series 2022-H26 DF 6.358%, 12/20/72 (l)		305,572	305,895
Series 2023-19 2.500%, 2/20/51 IO		4,915,985	671,288
Series 2023-H01 FA 6.138%, 1/20/73 (l)		405,202	400,892
Series 2023-H02 FA 6.238%, 1/20/73 (l)		307,770	306,024
Series 2023-H02 FB 6.238%, 1/20/73 (l)		1,009,480	1,004,467
Series 2023-H03 FA 6.208%, 2/20/73 (l)		203,256	201,720
Series 2023-H28 F 6.370%, 12/20/73 (l)		400,000	399,593
Series 2023-H28 GF 6.220%, 12/20/73 (l)		800,000	798,844
Great Hall Mortgages No. 1 plc,
Series 2007-2X AC 5.712%, 6/18/39 (l)(m)		98,192	97,408
GS Mortgage-Backed Securities Trust,
Series 2022-NQM1 A4 4.000%, 5/25/62 (l)§		78,228	72,394
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1 4.836%, 9/25/35 (l)		19,037	17,805
Series 2006-AR2 2A1 3.967%, 4/25/36 (l)		38,421	25,569
HarborView Mortgage Loan Trust,
Series 2004-10 3A1A 4.698%, 1/19/35 (l)		143,314	125,609
HIG RCP LLC,
Series 2023-FL1 A 7.630%, 9/19/38 (l)§		100,000	99,373
Homeward Opportunities Fund Trust,
Series 2022-1 A1 5.082%, 7/25/67 (e)§		141,605	139,296
Impac CMB Trust,
Series 2003-8 2A1 6.370%, 10/25/33 (l)		118	117
IndyMac IMSC Mortgage Loan Trust,
Series 2007-AR1 2A1 3.940%, 6/25/37 (l)		1	1
IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX1 A4 6.010%, 2/25/37 (l)		851,611	525,376

See Notes to Financial Statements.

1510

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
JP Morgan Alternative Loan Trust,
Series 2008-R2 A1 6.782%, 11/25/36 (l)§		$1,066,347	$583,667
JP Morgan Mortgage Trust,
Series 2005-S3 1A2 5.750%, 1/25/36		668,092	307,866
Series 2006-A3 6A1 4.528%, 8/25/34 (l)		8,070	7,719
Series 2007-A1 3A3 4.538%, 7/25/35 (l)		16,963	15,957
Series 2021-7 A3 2.500%, 11/25/51 (l)§		566,318	463,717
Series 2021-INV5 A2A 2.500%, 12/25/51 (l)§		1,153,513	944,079
Series 2021-INV7 A3A 2.500%, 2/25/52 (l)§		617,114	539,431
Series 2021-INV7 A4A 2.500%, 2/25/52 (l)§		257,000	166,648
Series 2021-INV7 A5A 2.500%, 2/25/52 (l)§		132,648	105,911
Legacy Mortgage Asset Trust,
Series 2020-GS1 A1 5.882%, 10/25/59 (e)§		415,951	415,507
Series 2020-GS4 A1 6.250%, 2/25/60 (e)§		478,122	477,640
Lehman Mortgage Trust,
Series 2007-1 1A2 5.750%, 2/25/37		744,493	724,119
LoanCore Issuer Ltd.,
Series 2019-CRE2 B 7.176%, 5/15/36 (l)§		75,292	75,187
Ludgate Funding plc,
Series 2007-1 A2A 5.574%, 1/1/61 (l)(m)	GBP	69,259	84,623
Series 2008-W1X A1 6.014%, 1/1/61 (l)(m)		179,321	219,396
MASTR Alternative Loan Trust,
Series 2005-2 5A1 6.500%, 12/25/34		$32,457	31,407
Merrill Lynch Mortgage Investors Trust,
Series 2003-A1 3A 7.299%, 12/25/32 (l)		5,300	4,946
Morgan Stanley Residential Mortgage Loan Trust,
Series 2020-RPL1 A1 5.693%, 10/25/60 (l)§		694,273	685,466
Mortgage Loan Resecuritization Trust,
Series 2009-RS1 A85 5.797%, 4/16/36 (l)§		174,728	166,541
MortgageIT Trust,
Series 2005-4 A1 6.030%, 10/25/35 (l)		69,364	67,276
New Residential Mortgage Loan Trust,
Series 2015-1A A1 3.750%, 5/28/52 (l)§		176,710	165,957
Series 2018-RPL1 A1 3.500%, 12/25/57 (l)§		255,789	243,872
Nomura Asset Acceptance Corp.,
5.515%, 1/25/36 (l)		3,090,714	948,574
Series 2006-AP1 A5 6.059%, 1/25/36 (e)		2,323,473	712,117
PRKCM Trust,
Series 2022-AFC2 A1 5.335%, 8/25/57 (l)§		142,470	140,328
Series 2023-AFC3 A1 6.584%, 9/25/58 (e)§		388,226	394,268
RALI Trust,
Series 2006-QO3 A1 5.890%, 4/25/46 (l)		3,614,135	1,002,186
Series 2007-QS6 A29 6.000%, 4/25/37		1,022,368	811,747
Ready Capital Mortgage Financing LLC,
Series 2022-FL10 A 7.908%, 10/25/39 (l)§		611,329	614,318
Reperforming Loan REMIC Trust,
Series 2005-R2 1AF1 5.810%, 6/25/35 (l)§		24,779	23,157
Series 2006-R1 AF1 5.810%, 1/25/36 (l)§		78,153	72,084
Residential Asset Securitization Trust,
Series 2006-A12 A2 6.250%, 11/25/36		2,861,284	1,060,667
Series 2006-A9CB A7 6.000%, 9/25/36		3,852,509	1,257,790
Resloc UK plc,
Series 2007-1X A3B 5.478%, 12/15/43 (l)(m)	GBP	74,197	91,238
RFMSI Trust,
Series 2006-S10 1A1 6.000%, 10/25/36		$371,775	278,373
Ripon 1RA,
1.595%, 8/28/56§	GBP	1,000,000	1,252,113
Ripon Mortgages plc,
Series 1RA A 5.911%, 8/28/56 (l)§		1,436,112	1,828,244
Sequoia Mortgage Trust,
Series 10 2A1 6.232%, 10/20/27 (l)		$651	623
Series 2003-4 2A1 6.172%, 7/20/33 (l)		4,537	4,116
Series 6 A 6.110%, 4/19/27 (l)		31,012	29,826
SG Residential Mortgage Trust,
Series 2021-2 B1 4.038%, 12/25/61 (l)§		1,700,000	1,155,209
Starwood Mortgage Residential Trust,
Series 2020-1 M1 2.878%, 2/25/50 (l)§		2,500,000	2,150,262
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4 2A 5.882%, 4/25/34 (l)		80,621	79,591
Structured Asset Mortgage Investments II Trust,
Series 2005-AR5 A1 5.970%, 7/19/35 (l)		17,406	15,552
Series 2006-AR6 1A3 5.850%, 7/25/46 (l)		549,634	412,471
Towd Point Mortgage Funding,
Series 2019-A13A A1 6.590%, 7/20/45 (l)§	GBP	520,280	663,533
Towd Point Mortgage Funding plc,
Series 2020-A14X A 6.567%, 5/20/45 (l)(m)		973,935	1,242,156

See Notes to Financial Statements.

1511

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Towd Point Mortgage Trust,
Series 2019-1 M1 3.750%, 3/25/58 (l)§		$1,500,000	$1,227,032
Series 2022-1 A1 3.750%, 7/25/62 (l)§		334,499	312,472
Uropa Securities plc,
Series 2007-1 A3A 5.566%, 10/10/40 (l)(m)	GBP	362,845	446,458
UWM Mortgage Trust,
Series 2021-INV2 A9 5.000%, 9/25/51 (l)§		$676,999	626,032
Series 2021-INV3 A9 5.000%, 11/25/51 (l)§		603,464	557,513
Verus Securitization Trust,
Series 2021-6 B1 4.047%, 10/25/66 (l)§		1,000,000	735,892
Series 2023-1 A1 5.850%, 12/25/67 (e)§		436,294	435,872

Total Collateralized Mortgage Obligations			69,513,201

Commercial Mortgage-Backed Securities (5.8%)
1211 Avenue of the Americas Trust,
Series 2015-1211 C 4.142%, 8/10/35 (l)§		100,000	92,272
Series 2015-1211 D 4.142%, 8/10/35 (l)§		100,000	90,554
20 Times Square Trust,
Series 2018-20TS B 3.100%, 5/15/35 (l)§		268,000	236,985
245 Park Avenue Trust,
Series 2017-245P XA 0.149%, 6/5/37 IO (l)§		1,000,000	5,616
280 Park Avenue Mortgage Trust,
Series 2017-280P D 7.194%, 9/15/34 (l)§		200,000	181,999
ACREC LLC,
Series 2023-FL2 A 7.592%, 2/19/38 (l)§		100,000	100,004
Alen Mortgage Trust,
Series 2021-ACEN A 6.626%, 4/15/34 (l)§		13,000	11,680
Series 2021-ACEN D 8.576%, 4/15/34 (l)§		100,000	65,567
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1 D 1.750%, 5/15/53§		100,000	63,346
Series 2020-MF1 E 1.750%, 5/15/53§		100,000	59,573
AREIT Trust,
Series 2021-CRE5 A 6.553%, 11/17/38 (l)§		531,526	525,846
Ashford Hospitality Trust,
Series 2018-ASHF D 7.634%, 4/15/35 (l)§		16,000	15,492
Series 2018-KEYS A 6.534%, 6/15/35 (l)§		140,497	138,356
Atrium Hotel Portfolio Trust,
Series 2017-ATRM D 7.609%, 12/15/36 (l)§		190,000	167,095
BAMLL Commercial Mortgage Securities Trust,
Series 2017-SCH AF 6.409%, 11/15/33 (l)§		100,000	89,119
Series 2017-SCH CL 6.909%, 11/15/32 (l)§		100,000	86,741
Series 2017-SCH DL 7.409%, 11/15/32 (l)§		100,000	85,326
Series 2018-DSNY C 7.009%, 9/15/34 (l)§		280,000	278,011
Series 2018-DSNY D 7.359%, 9/15/34 (l)§		200,000	197,344
Series 2021-JACX A 6.526%, 9/15/38 (l)§		800,000	755,986
BANK,
Series 2017-BNK6 XA 0.767%, 7/15/60 IO (l)		3,083,912	62,301
Series 2018-BN10 XA 0.690%, 2/15/61 IO (l)		3,539,999	81,488
Series 2019-BN19 AS 3.446%, 8/15/61		249,000	206,156
Series 2019-BN19 C 4.029%, 8/15/61 (l)		215,000	129,052
Series 2019-BN20 AS 3.243%, 9/15/62 (l)		310,000	267,936
Series 2019-BN20 XB 0.366%, 9/15/62 IO (l)		530,000	9,540
Series 2020-BN25 AS 2.841%, 1/15/63		22,000	17,992
Series 2020-BN30 XB 0.723%, 12/15/53 IO (l)		5,331,000	209,365
Series 2021-BN33 XB 0.481%, 5/15/64 IO (l)		4,550,000	139,319
Series 2022-BNK40 A4 3.393%, 3/15/64 (l)		600,000	534,836
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10 C 4.825%, 7/15/49 (l)		368,000	333,898
Series 2017-BNK3 XB 0.584%, 2/15/50 IO (l)		1,000,000	16,289
BBCCRE Trust,
Series 2015-GTP A 3.966%, 8/10/33§		900,000	853,468
BBCMS Mortgage Trust,
Series 2017-C1 B 4.089%, 2/15/50		100,000	89,713
Series 2018-TALL A 6.281%, 3/15/37 (l)§		15,000	13,912
Series 2021-C9 XA 1.609%, 2/15/54 IO (l)		2,656,385	211,027
Series 2023-5C23 A3 6.675%, 12/15/56 (l)		42,000	44,819
Series 2023-C22 A5 6.804%, 11/15/56 (l)		10,000	11,328
BBCMS Trust,
Series 2015-SRCH A1 3.312%, 8/10/35§		56,794	53,427
Series 2015-SRCH XA 0.886%, 8/10/35 IO (l)§		903,618	21,692
Series 2021-C10 XA 1.286%, 7/15/54 IO (l)		3,566,016	230,257

See Notes to Financial Statements.

1512

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
BB-UBS Trust,
Series 2012-SHOW XA 0.596%, 11/5/36 IO (l)§		$2,277,000	$8,380
Beast Mortgage Trust,
Series 2021-SSCP A 6.226%, 4/15/36 (l)§		400,000	392,256
Benchmark Mortgage Trust,
Series 2019-B9 A5 4.016%, 3/15/52		700,000	655,251
Series 2019-B9 XA 1.016%, 3/15/52 IO (l)		950,096	37,417
Series 2020-B16 XA 1.042%, 2/15/53 IO (l)		3,925,969	164,781
Series 2020-B17 XB 0.529%, 3/15/53 IO (l)		1,000,000	23,722
Series 2020-IG3 XA 0.733%, 9/15/48 IO (l)§		6,697,480	114,490
Series 2021-B23 XA 1.267%, 2/15/54 IO (l)		989,416	59,611
Series 2021-B24 XA 1.147%, 3/15/54 IO (l)		1,153,938	62,838
Series 2021-B27 XA 1.260%, 7/15/54 IO (l)		3,658,772	225,603
Series 2021-B29 A5 2.388%, 9/15/54		26,000	21,633
BFLD Trust,
Series 2020-EYP A 6.626%, 10/15/35 (l)§		700,000	534,119
BIG Commercial Mortgage Trust,
Series 2022-BIG A 6.704%, 2/15/39 (l)§		575,147	563,418
BMO Mortgage Trust,
Series 2023-5C2 A3 7.055%, 11/15/56 (l)		10,000	10,843
Series 2023-C5 XA 0.727%, 6/15/56 IO (l)		388,073	20,364
BOCA Commercial Mortgage Trust,
Series 2022-BOCA A 7.131%, 5/15/39 (l)§		100,000	99,250
BWAY Mortgage Trust,
Series 2013-1515 A2 3.454%, 3/10/33§		100,000	94,313
Series 2013-1515 C 3.446%, 3/10/33§		100,000	90,759
Series 2021-1450 A 6.726%, 9/15/36 (l)§		700,000	618,378
BX Commercial Mortgage Trust,
Series 2019-XL D 6.926%, 10/15/36 (l)§		221,000	219,619
Series 2020-VIV3 B 3.544%, 3/9/44 (l)§		120,000	104,410
Series 2021-VINO D 6.829%, 5/15/38 (l)§		151,166	147,385
Series 2021-VOLT E 7.476%, 9/15/36 (l)§		247,000	236,190
Series 2021-VOLT F 7.876%, 9/15/36 (l)§		247,000	232,950
Series 2021-XL2 A 6.165%, 10/15/38 (l)§		390,965	383,388
Series 2022-AHP A 6.352%, 1/17/39 (l)§		600,000	588,746
BX Trust,
Series 2019-OC11 E 3.944%, 12/9/41 (l)§		325,000	272,787
Series 2021-ARIA A 6.376%, 10/15/36 (l)§		25,000	24,437
Series 2021-ARIA D 7.372%, 10/15/36 (l)§		102,000	97,154
Series 2021-VIEW D 8.376%, 6/15/36 (l)§		120,000	111,305
Series 2022-FOX2 A2 6.111%, 4/15/39 (l)§		831,689	807,250
Series 2022-GPA A 7.527%, 8/15/39 (l)§		230,000	230,216
Series 2022-GPA XCP 1.029%, 10/15/39 IO (l)§		1,311,000	1
Series 2022-VAMF B 6.642%, 1/15/39 (l)§		17,000	16,596
Series 2023-DELC A 8.052%, 5/15/38 (l)§		100,000	100,188
BXP Trust,
Series 2017-CC D 3.552%, 8/13/37 (l)§		30,000	22,162
Series 2017-GM D 3.425%, 6/13/39 (l)§		80,000	68,257
Series 2021-601L D 2.775%, 1/15/44 (l)§		102,000	62,179
CAMB Commercial Mortgage Trust,
Series 2019-LIFE D 7.409%, 12/15/37 (l)§		100,000	98,875
Cassia SRL,
Series 2022-1A A 6.462%, 5/22/34 (l)§	EUR	248,168	267,115
CD Mortgage Trust,
Series 2017-CD3 A4 3.631%, 2/10/50		$10,000	9,302
CENT Trust,
Series 2023-CITY A 7.982%, 9/15/38 (l)§		98,000	98,490
CFCRE Commercial Mortgage Trust,
Series 2016-C3 A3 3.865%, 1/10/48		10,000	9,622
Series 2016-C4 XA 1.600%, 5/10/58 IO (l)		558,388	15,084
Series 2016-C4 XB 0.692%, 5/10/58 IO (l)		110,000	1,574
Series 2017-C8 B 4.199%, 6/15/50 (l)		37,000	32,550
Citigroup Commercial Mortgage Trust,
Series 2013-375P A 3.251%, 5/10/35§		473,086	446,782
Series 2015-GC27 B 3.772%, 2/10/48		20,000	19,045
Series 2020-420K D 3.312%, 11/10/42 (l)§		150,000	117,714
Series 2020-420K E 3.312%, 11/10/42 (l)§		150,000	108,653
Series 2020-420K X 0.801%, 11/10/42 IO (l)§		1,000,000	44,760
Series 2021-KEYS A 6.656%, 10/15/36 (l)§		700,000	686,663

See Notes to Financial Statements.

1513

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
CLNC Ltd.,
Series 2019-FL1 B 7.370%, 8/20/35 (l)§	$145,000	$142,638
COAST Commercial Mortgage Trust,
Series 2023-2HTL A 7.953%, 8/15/36 (l)§	108,000	107,089
Series 2023-2HTL D 9.801%, 8/15/36 (l)§	100,000	99,797
Commercial Mortgage Trust,
Series 2014-UBS5 B 4.514%, 9/10/47 (l)	130,000	123,865
Series 2015-3BP B 3.238%, 2/10/35 (l)§	300,000	279,092
Series 2015-3BP XA 0.060%, 2/10/35 IO (l)§	1,287,000	994
Series 2015-CR22 XA 0.814%, 3/10/48 IO (l)	2,575,315	16,321
Series 2015-CR24 B 4.347%, 8/10/48 (l)	65,000	61,036
Series 2015-CR26 ASB 3.373%, 10/10/48	655,805	645,959
Series 2015-DC1 XA 0.969%, 2/10/48 IO (l)	2,187,066	13,420
Series 2016-COR1 ASB 2.972%, 10/10/49	555,624	540,529
Series 2018-COR3 XD 1.750%, 5/10/51 IO (l)§	50,000	3,057
CSAIL Commercial Mortgage Trust,
Series 2015-C1 C 4.250%, 4/15/50 (l)	300,000	232,423
Series 2015-C1 XA 0.805%, 4/15/50 IO (l)	3,625,415	16,529
Series 2015-C4 D 3.555%, 11/15/48 (l)	70,000	58,909
Series 2016-C5 B 4.463%, 11/15/48 (l)	30,000	26,934
Series 2016-C5 C 4.643%, 11/15/48 (l)	50,000	43,022
Series 2017-CX10 XB 0.174%, 11/15/50 IO (l)	1,000,000	9,056
Series 2018-CX12 C 4.720%, 8/15/51 (l)	58,000	45,369
Series 2019-C16 C 4.237%, 6/15/52 (l)	20,000	16,332
Series 2019-C16 XA 1.543%, 6/15/52 IO (l)	973,310	59,377
Series 2019-C17 XA 1.320%, 9/15/52 IO (l)	4,829,858	252,848
Series 2019-C17 XB 0.536%, 9/15/52 IO (l)	1,000,000	25,970
Series 2019-C18 D 2.500%, 12/15/52§	170,000	107,648
CSMC Trust,
Series 2017-PFHP A 6.359%, 12/15/30 (l)§	50,000	47,290
Series 2017-TIME A 3.646%, 11/13/39§	100,000	89,461
Series 2020-NET A 2.257%, 8/15/37§	270,199	249,589
Series 2020-NET D 3.704%, 8/15/37 (l)§	200,000	176,392
Series 2021-980M D 3.535%, 7/15/31 (l)§	321,000	277,806
Series 2021-ADV A 6.876%, 7/15/38 (l)§	800,000	704,757
Series 2021-B33 A1 3.053%, 10/10/43§	100,000	85,503
Series 2021-B33 A2 3.167%, 10/10/43§	836,000	634,638
Series 2022-NWPT A 8.505%, 9/9/24 (l)§	100,000	100,625
DBGS Mortgage Trust,
Series 2018-5BP B 6.439%, 6/15/33 (l)§	100,000	85,861
Series 2019-1735 X 0.291%, 4/10/37 IO (l)§	1,365,000	19,309
DBJPM Mortgage Trust,
Series 2016-C1 A4 3.276%, 5/10/49	20,000	18,996
Series 2017-C6 XD 1.000%, 6/10/50 IO (l)	300,000	8,579
DBUBS Mortgage Trust,
Series 2017-BRBK D 3.530%, 10/10/34 (l)§	100,000	83,018
DOLP Trust,
Series 2021-NYC A 2.956%, 5/10/41§	1,000,000	827,139
EQUS Mortgage Trust,
Series 2021-EQAZ A 6.231%, 10/15/38 (l)§	499,990	489,987
Extended Stay America Trust,
Series 2021-ESH A 6.556%, 7/15/38 (l)§	1,960,224	1,940,614
FHLMC Multifamily Structured Pass-Through Certificates,
Series K053 A2 2.995%, 12/25/25	188,000	182,094
Series K120 X1 1.036%, 10/25/30 IO (l)	2,450,056	131,400
Series K121 X1 1.022%, 10/25/30 IO (l)	118,233	6,281
Series KJ48 A2 5.028%, 10/25/31	25,000	25,253
Series KL05 X1P 0.892%, 6/25/29 IO (l)	662,000	29,239
Series KL06 XFX 1.364%, 12/25/29 IO (l)	170,000	9,407
FNMA ACES,
Series 2020-M15 X1 1.447%, 9/25/31 IO (l)	3,363,855	217,007
Series 2022-M4 A1X 2.465%, 5/25/30 (l)	1,645,741	1,513,302
FS Rialto Issuer LLC,
Series 2022-FL7 A 8.260%, 10/19/39 (l)§	100,000	100,188
GCT Commercial Mortgage Trust,
Series 2021-GCT C 7.176%, 2/15/38 (l)§	120,000	42,210
GNMA,
Series 2013-30 0.520%, 9/16/53 IO (l)	38,476	907
Series 2016-96 0.770%, 12/16/57 IO (l)	31,033	1,179

See Notes to Financial Statements.

1514

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Series 2021-143 0.967%, 10/16/63 IO (l)	$7,157,129	$492,762
Series 2021-20 1.149%, 8/16/62 IO (l)	5,395,810	421,252
Series 2021-208 0.758%, 6/16/64 IO (l)	8,471,474	461,818
Series 2021-22 0.976%, 5/16/63 IO (l)	6,418,123	439,073
Series 2021-52 0.720%, 4/16/63 IO (l)	6,401,643	352,024
Series 2021-71 0.875%, 10/16/62 IO (l)	7,358,021	467,754
Series 2022-49 0.762%, 3/16/64 IO (l)	8,262,985	464,090
Series 2023-118 BA 3.750%, 5/16/65 (l)	14,978	13,507
Grace Trust,
Series 2020-GRCE D 2.680%, 12/10/40 (l)§	142,000	105,931
Great Wolf Trust,
Series 2019-WOLF E 8.408%, 12/15/36 (l)§	254,000	250,825
Series 2019-WOLF F 8.807%, 12/15/36 (l)§	254,000	249,408
GS Mortgage Securities Corp. II,
Series 2005-ROCK A 5.366%, 5/3/32§	50,000	48,442
GS Mortgage Securities Corp. Trust,
Series 2017-GPTX A 2.856%, 5/10/34§	96,896	68,913
Series 2018-TWR D 7.259%, 7/15/31 (l)§	110,000	56,384
Series 2022-AGSS A 8.054%, 11/15/27 (l)§	110,000	110,000
Series 2022-ECI A 7.557%, 8/15/39 (l)§	100,000	100,125
Series 2023-FUN A 7.453%, 3/15/28 (l)§	100,000	99,625
GS Mortgage Securities Trust,
Series 2014-GC20 B 4.529%, 4/10/47 (l)	30,000	28,585
Series 2015-GC28 XA 0.963%, 2/10/48 IO (l)	2,518,186	14,504
Series 2015-GC32 C 4.400%, 7/10/48 (l)	10,000	9,074
Series 2015-GS1 XA 0.755%, 11/10/48 IO (l)	1,821,868	20,483
Series 2016-GS3 XA 1.187%, 10/10/49 IO (l)	278,117	6,693
Series 2017-GS7 XA 1.079%, 8/10/50 IO (l)	2,371,852	71,957
Series 2019-GSA1 XA 0.807%, 11/10/52 IO (l)	1,150,608	42,146
Series 2020-GC45 XA 0.660%, 2/13/53 IO (l)	3,278,063	91,457
HIT Trust,
Series 2022-HI32 A 7.753%, 7/15/24 (l)§	9,691	9,694
HMH Trust,
Series 2017-NSS A 3.062%, 7/5/31§	110,000	92,740
ILPT Commercial Mortgage Trust,
Series 2022-LPF2 A 7.607%, 10/15/39 (l)§	100,000	99,375
IMT Trust,
Series 2017-APTS AFX 3.478%, 6/15/34§	100,000	98,567
Series 2017-APTS DFX 3.497%, 6/15/34 (l)§	100,000	96,817
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1 C 4.723%, 1/15/49 (l)	70,000	59,505
Series 2016-JP3 B 3.397%, 8/15/49 (l)	331,000	282,322
Series 2016-JP3 XC 0.750%, 8/15/49 IO (l)§	240,000	4,083
Series 2018-AON A 4.128%, 7/5/31§	23,000	20,599
Series 2018-PHH A 6.619%, 6/15/35 (l)§	106,599	96,608
Series 2018-WPT EFX 5.363%, 7/5/33 (l)§	120,000	86,996
Series 2018-WPT FFX 5.363%, 7/5/33 (l)§	181,000	112,287
Series 2020-609M D 8.496%, 10/15/33 (l)§	130,000	106,169
Series 2020-ACE C 3.694%, 1/10/37 (l)§	187,000	175,917
Series 2020-LOOP E 3.861%, 12/5/38 (l)§	181,000	120,087
Series 2021-MHC A 6.276%, 4/15/38 (l)§	9,449	9,360
Series 2021-MHC D 7.176%, 4/15/38 (l)§	90,000	88,650
Series 2022-CGSS A 8.234%, 12/15/36 (l)§	114,101	114,279
Series 2022-DATA A 3.916%, 6/10/42 (l)§	600,000	537,709
Series 2022-NLP A 5.958%, 4/15/37 (l)§	321,196	295,491
Series 2022-NXSS A 7.541%, 9/15/39 (l)§	120,000	120,188
Series 2022-OPO D 3.450%, 1/5/39 (l)§	100,000	58,533
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21 A5 3.775%, 8/15/47	250,000	246,467
Series 2014-C23 D 3.982%, 9/15/47 (l)§	365,000	320,946
Series 2014-C25 XA 0.796%, 11/15/47 IO (l)	2,668,397	9,717
Series 2015-C27 D 3.803%, 2/15/48 (l)§	300,000	174,332
Series 2015-C32 XA 1.102%, 11/15/48 IO (l)	1,323,493	13,954
Series 2015-C33 D1 4.136%, 12/15/48 (l)§	200,000	166,168
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6 C 3.704%, 7/15/50 (l)	350,000	259,820
Series 2019-COR5 A3 3.123%, 6/13/52	20,000	17,898

See Notes to Financial Statements.

1515

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2 XA 1.478%, 6/15/49 IO (l)	$1,263,513	$30,683
Series 2016-C4 XC 0.750%, 12/15/49 IO (l)§	1,800,000	31,522
Series 2020-COR7 B 3.294%, 5/13/53 (l)	298,000	193,094
Series 2020-COR7 XA 1.643%, 5/13/53 IO (l)	2,527,383	151,212
KREST Commercial Mortgage Securities Trust,
Series 2021-CHIP A 2.558%, 11/5/44§	700,000	520,969
Ladder Capital Commercial Mortgage Trust,
Series 2013-GCP XA 1.150%, 2/15/36 IO (l)§	918,283	35,236
LCCM Trust,
Series 2017-LC26 C 4.706%, 7/12/50§	300,000	256,911
LSTAR Commercial Mortgage Trust,
Series 2017-5 X 0.824%, 3/10/50 IO (l)§	2,130,617	34,553
Med Trust,
Series 2021-MDLN A 6.426%, 11/15/38 (l)§	139,331	136,631
Series 2021-MDLN G 10.726%, 11/15/38 (l)§	364,252	347,109
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-FL5 A 6.326%, 7/15/36 (l)§	143,577	142,719
MIRA Trust,
Series 2023-MILE A 6.755%, 6/10/38§	100,000	101,439
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20 ASB 3.069%, 2/15/48	143,745	142,133
Series 2015-C20 XA 1.233%, 2/15/48 IO (l)	1,933,042	12,244
Series 2015-C25 C 4.517%, 10/15/48 (l)	70,000	58,914
Series 2015-C27 ASB 3.557%, 12/15/47	153,767	151,176
Series 2016-C31 ASB 2.952%, 11/15/49	508,791	495,231
Series 2016-C31 C 4.259%, 11/15/49 (l)	215,000	168,970
Morgan Stanley Capital I Trust,
Series 2017-H1 B 4.075%, 6/15/50	198,000	179,384
Series 2017-H1 XD 2.150%, 6/15/50 IO (l)§	300,000	18,390
Series 2017-HR2 D 2.730%, 12/15/50	210,000	158,718
Series 2018-MP A 4.276%, 7/11/40 (l)§	219,000	188,829
Series 2019-H6 XB 0.713%, 6/15/52 IO (l)	1,000,000	32,254
Series 2019-L2 XA 1.002%, 3/15/52 IO (l)	2,832,651	115,504
Series 2019-L3 XA 0.613%, 11/15/52 IO (l)	4,390,042	122,357
Series 2020-L4 B 3.082%, 2/15/53	207,000	165,973
MSC Trust,
Series 2021-ILP D 7.053%, 11/15/36 (l)§	365,790	354,356
MSWF Commercial Mortgage Trust,
Series 2023-2 XA 1.141%, 12/15/56 IO (l)	1,000,000	65,779
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1 A 8.500%, 6/15/35 (l)§	33,030	30,962
Series 2018-SOX A 4.404%, 6/17/38§	100,000	93,506
Series 2021-APPL A 6.426%, 8/15/38 (l)§	700,000	659,717
New Orleans Hotel Trust,
Series 2019-HNLA A 6.398%, 4/15/32 (l)§	400,000	385,011
NYO Commercial Mortgage Trust,
Series 2021-1290 A 6.571%, 11/15/38 (l)§	1,100,000	1,014,716
Olympic Tower Mortgage Trust,
Series 2017-OT XA 0.379%, 5/10/39 IO (l)§	1,000,000	11,200
One Market Plaza Trust,
Series 2017-1MKT XCP 0.000%, 2/10/32 IO (l)§	1,000,000	1
Series 2017-1MKT XNCP 0.090%, 2/10/32 IO (l)§	200,000	34
ONE Mortgage Trust,
Series 2021-PARK A 6.176%, 3/15/36 (l)§	600,000	569,992
PFP Ltd.,
Series 2021-8 A 6.476%, 8/9/37 (l)§	196,214	195,077
Series 2022-9 A 7.636%, 8/19/35 (l)§	120,000	120,185
Ready Capital Mortgage Financing LLC,
Series 2021-FL7 A 6.670%, 11/25/36 (l)§	484,188	480,153
Series 2022-FL9 A 7.823%, 6/25/37 (l)§	20,946	21,019
Series 2023-FL11 A 7.730%, 10/25/39 (l)§	70,694	70,866
RIAL Issuer Ltd.,
Series 2022-FL8 A 7.608%, 1/19/37 (l)§	203,000	201,485
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ D 3.477%, 9/15/39 (l)§	30,000	23,438
Soho Trust,
Series 2021-SOHO B 2.697%, 8/10/38 (l)§	371,000	263,849
SREIT Trust,
Series 2021-MFP D 7.054%, 11/15/38 (l)§	351,169	342,387
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM A 7.548%, 5/15/37 (l)§	136,000	134,640
TPGI Trust,
Series 2021-DGWD D 6.984%, 6/15/26 (l)§	216,000	208,978

See Notes to Financial Statements.

1516

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
UBS Commercial Mortgage Trust,
Series 2018-C12 B 4.787%, 8/15/51 (l)	$75,000	$67,117
Series 2018-C8 C 4.684%, 2/15/51 (l)	226,000	195,583
Series 2019-C17 XA 1.457%, 10/15/52 IO (l)	956,517	57,864
Series 2019-C18 XA 1.007%, 12/15/52 IO (l)	958,028	36,422
Velocity Commercial Capital Loan Trust,
Series 2019-1 A 3.760%, 3/25/49 (l)§	303,558	289,340
VNDO Trust,
Series 2016-350P D 3.903%, 1/10/35 (l)§	100,000	90,118
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27 C 3.894%, 2/15/48	150,000	118,446
Series 2015-C27 XA 0.833%, 2/15/48 IO (l)	2,828,414	16,949
Series 2015-LC20 C 4.056%, 4/15/50 (l)	219,000	207,377
Series 2015-NXS1 XA 1.057%, 5/15/48 IO (l)	1,751,487	13,426
Series 2015-NXS2 XA 0.586%, 7/15/58 IO (l)	3,207,355	21,177
Series 2016-BNK1 XD 1.246%, 8/15/49 IO (l)§	1,000,000	27,161
Series 2016-C32 A3FL 6.896%, 1/15/59 (l)	35,142	35,271
Series 2016-C33 XA 1.563%, 3/15/59 IO (l)	887,378	23,006
Series 2016-C34 A3FL 6.516%, 6/15/49 (l)§	30,000	29,277
Series 2017-C38 XA 0.927%, 7/15/50 IO (l)	2,245,128	55,216
Series 2017-C39 XA 1.088%, 9/15/50 IO (l)	2,174,110	60,548
Series 2018-1745 A 3.749%, 6/15/36 (l)§	600,000	537,024
Series 2018-C46 B 4.633%, 8/15/51	24,000	21,507
Series 2019-C49 B 4.546%, 3/15/52	90,000	81,825
Series 2019-C50 B 4.192%, 5/15/52	150,000	135,009
Series 2019-C50 XA 1.410%, 5/15/52 IO (l)	845,202	48,510
Series 2020-C55 AS 2.937%, 2/15/53	207,000	172,150
Series 2020-C55 XA 1.293%, 2/15/53 IO (l)	4,013,451	223,385
Series 2020-C56 XA 1.392%, 6/15/53 IO (l)	3,646,712	207,699
Series 2020-SDAL D 7.566%, 2/15/37 (l)§	53,000	51,770
Series 2021-C59 XA 1.521%, 4/15/54 IO (l)	2,976,960	223,356
Series 2021-FCMT D 8.976%, 5/15/31 (l)§	110,000	100,791
Series 2021-SAVE C 7.276%, 2/15/40 (l)§	140,000	128,924
Series 2021-SAVE D 7.976%, 2/15/40 (l)§	$140,000	$126,712
Series 2021-SAVE E 9.126%, 2/15/40 (l)§	140,000	125,442
WMRK Commercial Mortgage Trust,
Series 2022-WMRK A 8.151%, 11/15/27 (l)§	100,000	100,063
Series 2022-WMRK B 8.798%, 11/15/27 (l)§	100,000	99,875

Total Commercial Mortgage-Backed Securities		48,639,803

Corporate Bonds (23.0%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.5%)
AT&T, Inc.
3.800%, 2/15/27 (x)	100,000	97,675
4.250%, 3/1/27	150,000	148,256
4.100%, 2/15/28	120,000	117,337
4.300%, 2/15/30	130,000	127,228
5.400%, 2/15/34 (x)	540,000	555,937
4.500%, 5/15/35	135,000	128,104
3.500%, 9/15/53	235,000	171,338
3.550%, 9/15/55	32,000	23,104
3.800%, 12/1/57	213,000	158,629
3.650%, 9/15/59	270,000	194,349
3.500%, 2/1/61	73,000	50,821
Verizon Communications, Inc.
0.850%, 11/20/25	50,000	46,424
1.450%, 3/20/26	40,000	37,264
4.125%, 3/16/27	150,000	147,588
2.100%, 3/22/28	60,000	54,266
4.329%, 9/21/28	118,000	116,562
1.750%, 1/20/31	276,000	226,064
2.550%, 3/21/31	435,000	374,503
2.355%, 3/15/32	359,000	299,042
5.050%, 5/9/33 (x)	116,000	118,485
4.400%, 11/1/34	565,000	542,502
5.850%, 9/15/35	22,000	23,666
4.272%, 1/15/36	21,000	19,781
2.850%, 9/3/41	122,000	90,470
3.000%, 11/20/60	103,000	67,130

		3,936,525

Entertainment (0.1%)
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	50,000	50,281
TWDC Enterprises 18 Corp.
3.150%, 9/17/25	75,000	72,926
Walt Disney Co. (The)
3.800%, 3/22/30	250,000	242,207
Warnermedia Holdings, Inc.
6.412%, 3/15/26	130,000	130,046
4.279%, 3/15/32	100,000	91,358

		586,818

Interactive Media & Services (0.0%)†
Alphabet, Inc.
0.450%, 8/15/25	110,000	103,231
Meta Platforms, Inc.
4.600%, 5/15/28	100,000	101,403
5.750%, 5/15/63	90,000	98,766

		303,400

See Notes to Financial Statements.

1517

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Media (0.3%)
Charter Communications Operating LLC
4.908%, 7/23/25		$200,000	$197,848
3.700%, 4/1/51		679,000	443,896
3.850%, 4/1/61		900,000	563,427
Comcast Corp.
3.150%, 3/1/26		125,000	121,332
4.150%, 10/15/28		245,000	241,664
2.650%, 2/1/30		200,000	180,045
1.500%, 2/15/31		25,000	20,438
5.500%, 11/15/32		20,000	21,229
4.800%, 5/15/33		97,000	98,236
3.750%, 4/1/40		39,000	33,588
4.750%, 3/1/44		25,000	23,789
2.937%, 11/1/56		176,000	115,720
2.987%, 11/1/63		85,000	54,766
Cox Communications, Inc.
3.500%, 8/15/27§		400,000	380,636
Fox Corp.
4.709%, 1/25/29		100,000	99,424
Interpublic Group of Cos., Inc. (The)
4.650%, 10/1/28		15,000	14,774
5.375%, 6/15/33		100,000	101,657
Omnicom Group, Inc.
2.600%, 8/1/31		29,000	24,941
Paramount Global
4.950%, 1/15/31		200,000	189,992

			2,927,402

Wireless Telecommunication Services (0.4%)
Rogers Communications, Inc.
3.200%, 3/15/27		65,000	62,079
Sprint LLC
7.125%, 6/15/24		761,000	764,959
7.625%, 2/15/25		963,000	978,606
T-Mobile USA, Inc.
3.500%, 4/15/25		200,000	195,830
3.750%, 4/15/27		200,000	193,868
3.875%, 4/15/30		492,000	467,380
2.550%, 2/15/31		24,000	20,673
3.400%, 10/15/52		700,000	509,127

			3,192,522

Total Communication Services			10,946,667

Consumer Discretionary (1.0%)
Automobile Components (0.0%)†
Magna International, Inc.
5.500%, 3/21/33		100,000	105,594
Metalsa Sapi De Cv
3.750%, 5/4/31 (m)		200,000	161,052

			266,646

Automobiles (0.5%)
Ford Motor Co.
3.250%, 2/12/32 (x)		200,000	165,704
6.100%, 8/19/32		200,000	201,072
General Motors Co.
6.125%, 10/1/25		250,000	253,005
Hyundai Capital America
6.000%, 7/11/25§		300,000	302,609
(SOFR + 1.15%), 6.584%, 8/4/25 (k)§		$500,000	$499,780
5.500%, 3/30/26 (x)§		300,000	300,993
5.950%, 9/21/26§		200,000	203,281
Mercedes-Benz Finance North America LLC
4.800%, 3/30/28§		500,000	504,777
Nissan Motor Co. Ltd.
3.201%, 9/17/28 (m)	EUR	400,000	424,447
4.810%, 9/17/30§		$700,000	654,742
Toyota Motor Corp.
5.123%, 7/13/33 (x)		150,000	160,113

			3,670,523

Broadline Retail (0.2%)
Alibaba Group Holding Ltd.
2.125%, 2/9/31		100,000	82,827
Amazon.com, Inc.
5.200%, 12/3/25		100,000	101,105
1.000%, 5/12/26		50,000	46,199
3.300%, 4/13/27		100,000	97,094
3.150%, 8/22/27		50,000	48,085
1.650%, 5/12/28		50,000	44,991
1.500%, 6/3/30 (x)		85,000	71,961
2.100%, 5/12/31		50,000	43,045
3.600%, 4/13/32		100,000	95,183
eBay, Inc.
1.900%, 3/11/25		70,000	67,262
5.900%, 11/22/25		400,000	406,705
1.400%, 5/10/26		100,000	92,498
6.300%, 11/22/32		19,000	20,845

			1,217,800

Hotels, Restaurants & Leisure (0.2%)
Choice Hotels International, Inc.
3.700%, 12/1/29		600,000	531,100
Expedia Group, Inc.
6.250%, 5/1/25§		564,000	568,570
3.250%, 2/15/30		200,000	183,260
Hyatt Hotels Corp.
5.750%, 1/30/27		30,000	30,642
Marriott International, Inc.
5.000%, 10/15/27		55,000	55,593
Series FF 4.625%, 6/15/30		25,000	24,560
Series X 4.000%, 4/15/28		25,000	24,178
McDonald’s Corp.
1.450%, 9/1/25		55,000	52,086
3.700%, 1/30/26		75,000	73,720
2.625%, 9/1/29		40,000	36,581
Starbucks Corp.
2.450%, 6/15/26		50,000	47,457
3.550%, 8/15/29		100,000	96,396
3.000%, 2/14/32		20,000	17,932

			1,742,075

Household Durables (0.0%)†
DR Horton, Inc.
2.600%, 10/15/25		50,000	47,839
Leggett & Platt, Inc.
3.500%, 11/15/27		25,000	23,588
Lennar Corp.
4.750%, 11/29/27		100,000	99,897

See Notes to Financial Statements.

1518

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Mohawk Industries, Inc.
3.625%, 5/15/30	$25,000	$23,109

		194,433

Leisure Products (0.0%)†
Hasbro, Inc.
3.500%, 9/15/27	15,000	14,118

Specialty Retail (0.1%)
AutoZone, Inc.
4.500%, 2/1/28	70,000	69,489
Home Depot, Inc. (The)
2.125%, 9/15/26	65,000	61,225
0.900%, 3/15/28	65,000	56,938
2.950%, 6/15/29	30,000	28,192
1.875%, 9/15/31	85,000	71,073
3.250%, 4/15/32	45,000	41,506
Lowe’s Cos., Inc.
2.500%, 4/15/26	100,000	95,244
3.650%, 4/5/29	200,000	192,765
4.500%, 4/15/30	98,000	97,480
5.000%, 4/15/33	40,000	40,824
2.800%, 9/15/41	251,000	183,544
O’Reilly Automotive, Inc.
4.350%, 6/1/28	50,000	49,528
Ross Stores, Inc.
0.875%, 4/15/26	50,000	45,793
Tractor Supply Co.
5.250%, 5/15/33	5,000	5,117

		1,038,718

Textiles, Apparel & Luxury Goods (0.0%)†
Ralph Lauren Corp.
2.950%, 6/15/30	15,000	13,611
Tapestry, Inc.
7.850%, 11/27/33	50,000	53,498

		67,109

Total Consumer Discretionary		8,211,422

Consumer Staples (0.8%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 1/23/29	250,000	254,107
Bacardi Ltd.
4.450%, 5/15/25§	500,000	492,595
Coca-Cola Co. (The)
2.900%, 5/25/27	50,000	47,843
2.000%, 3/5/31	65,000	56,086
Constellation Brands, Inc.
5.000%, 2/2/26	15,000	14,973
4.350%, 5/9/27	100,000	99,233
Diageo Capital plc
2.375%, 10/24/29	200,000	177,272
Keurig Dr Pepper, Inc.
3.950%, 4/15/29	100,000	97,397
Molson Coors Beverage Co.
3.000%, 7/15/26	100,000	95,684
PepsiCo, Inc.
2.750%, 4/30/25	75,000	73,127
3.000%, 10/15/27	100,000	96,082
2.750%, 3/19/30	200,000	183,797

		1,688,196

Consumer Staples Distribution & Retail (0.1%)
Costco Wholesale Corp. 1.600%, 4/20/30	200,000	171,413
Dollar General Corp.
4.150%, 11/1/25	75,000	73,772
Dollar Tree, Inc.
4.000%, 5/15/25	100,000	98,231
Kroger Co. (The)
2.650%, 10/15/26	50,000	47,253
4.500%, 1/15/29	25,000	24,846
Sysco Corp.
3.250%, 7/15/27	50,000	47,730
Target Corp.
3.375%, 4/15/29	100,000	96,224
4.500%, 9/15/32	50,000	50,516
Walgreens Boots Alliance, Inc.
3.450%, 6/1/26	100,000	94,742
Walmart, Inc.
3.050%, 7/8/26 (x)	40,000	38,765
3.250%, 7/8/29	200,000	191,895
2.375%, 9/24/29	3,000	2,726
1.800%, 9/22/31	15,000	12,712

		950,825

Food Products (0.1%)
Archer-Daniels-Midland Co.
2.500%, 8/11/26	50,000	47,566
Bunge Ltd. Finance Corp.
2.750%, 5/14/31	25,000	21,770
Campbell Soup Co.
4.150%, 3/15/28	25,000	24,454
Conagra Brands, Inc.
4.850%, 11/1/28	225,000	224,813
General Mills, Inc.
4.200%, 4/17/28	215,000	211,691
Hormel Foods Corp.
1.700%, 6/3/28 (x)	70,000	62,964
J M Smucker Co. (The)
2.375%, 3/15/30	15,000	12,946
JBS USA LUX SA
5.125%, 2/1/28	100,000	99,297
Mondelez International, Inc.
2.750%, 4/13/30	200,000	179,538
Unilever Capital Corp.
2.900%, 5/5/27	100,000	95,362

		980,401

Household Products (0.0%)†
Clorox Co. (The)
1.800%, 5/15/30	15,000	12,529
Kimberly-Clark Corp.
3.950%, 11/1/28	10,000	9,828
3.200%, 4/25/29 (x)	50,000	47,416
2.000%, 11/2/31	25,000	21,155
Procter & Gamble Co. (The)
0.550%, 10/29/25	50,000	46,684
1.200%, 10/29/30	50,000	41,400

		179,012

Personal Care Products (0.0%)†
Estee Lauder Cos., Inc. (The)
1.950%, 3/15/31	45,000	37,718

See Notes to Financial Statements.

1519

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Haleon US Capital LLC
3.375%, 3/24/27	$250,000	$240,341

		278,059

Tobacco (0.4%)
Altria Group, Inc.
4.800%, 2/14/29	185,000	183,873
2.450%, 2/4/32	25,000	20,266
6.875%, 11/1/33 (x)	188,000	207,823
4.500%, 5/2/43	170,000	141,417
BAT Capital Corp.
3.557%, 8/15/27	100,000	95,441
2.259%, 3/25/28 (x)	225,000	201,209
4.540%, 8/15/47	59,000	45,207
4.758%, 9/6/49	46,000	36,653
3.984%, 9/25/50	124,000	87,512
7.081%, 8/2/53	194,000	207,669
BAT International Finance plc
5.931%, 2/2/29	400,000	415,068
Imperial Brands Finance plc
3.125%, 7/26/24§	500,000	492,143
3.500%, 7/26/26§	400,000	380,733
Philip Morris International, Inc.
5.125%, 11/17/27	71,000	72,237
5.375%, 2/15/33	200,000	204,929
Reynolds American, Inc.
5.850%, 8/15/45	22,000	20,499

		2,812,679

Total Consumer Staples		6,889,172

Energy (2.1%)
Energy Equipment & Services (0.0%)†
Baker Hughes Holdings LLC
3.337%, 12/15/27	100,000	95,560
FORESEA Holding SA
7.500%, 6/15/30 (m)	32,553	30,356
7.500%, 6/15/30§	46,686	43,535
Halliburton Co.
3.800%, 11/15/25	2,000	1,961
Odebrecht Oil & Gas Finance Ltd.
(Zero Coupon), 2/5/24 (y)§	163,662	4,910
Schlumberger Finance Canada Ltd.
1.400%, 9/17/25	25,000	23,648
Schlumberger Investment SA
2.650%, 6/26/30	200,000	179,326

		379,296

Oil, Gas & Consumable Fuels (2.1%)
Antero Resources Corp.
7.625%, 2/1/29§	250,000	256,562
5.375%, 3/1/30§	276,000	263,925
Apache Corp.
6.000%, 1/15/37	75,000	72,990
4.750%, 4/15/43	96,000	74,779
Boardwalk Pipelines LP
4.800%, 5/3/29	20,000	19,586
3.400%, 2/15/31	500,000	445,444
BP Capital Markets America, Inc.
3.588%, 4/14/27 (x)	100,000	96,952
4.234%, 11/6/28	200,000	198,659
BP Capital Markets plc
3.279%, 9/19/27	50,000	48,068
Cameron LNG LLC
3.402%, 1/15/38§	505,000	423,787
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	779,000	781,924
3.700%, 11/15/29	493,000	464,138
2.742%, 12/31/39	103,000	82,065
Cheniere Energy Partners LP
3.250%, 1/31/32	400,000	340,217
5.950%, 6/30/33§	50,000	51,171
Cheniere Energy, Inc.
4.625%, 10/15/28	200,000	194,000
Chevron Corp.
2.954%, 5/16/26	50,000	48,366
Chevron USA, Inc.
0.687%, 8/12/25	65,000	61,046
ConocoPhillips Co.
6.950%, 4/15/29	200,000	222,517
Continental Resources, Inc.
5.750%, 1/15/31§	700,000	694,524
Coterra Energy, Inc.
4.375%, 3/15/29	100,000	96,648
Devon Energy Corp.
4.750%, 5/15/42	54,000	46,881
Diamondback Energy, Inc.
3.250%, 12/1/26	825,000	799,601
3.500%, 12/1/29	1,599,000	1,486,195
3.125%, 3/24/31	472,000	419,735
Enbridge, Inc.
3.700%, 7/15/27	50,000	48,266
Energy Transfer LP
4.050%, 3/15/25	100,000	98,518
2.900%, 5/15/25	100,000	96,864
5.550%, 2/15/28	25,000	25,516
6.100%, 12/1/28	200,000	210,172
3.750%, 5/15/30	100,000	92,412
5.000%, 5/15/50	700,000	625,994
Enterprise Products Operating LLC
3.700%, 2/15/26	100,000	98,004
2.800%, 1/31/30	30,000	27,077
EOG Resources, Inc.
4.375%, 4/15/30	200,000	199,098
EQT Corp.
3.125%, 5/15/26§	242,000	229,344
5.000%, 1/15/29 (x)	404,000	401,370
3.625%, 5/15/31§	225,000	200,890
Equinor ASA
1.750%, 1/22/26	55,000	51,942
3.625%, 9/10/28	100,000	97,373
Exxon Mobil Corp.
3.043%, 3/1/26	50,000	48,534
2.275%, 8/16/26	200,000	190,015
Kinder Morgan, Inc.
5.300%, 12/1/34	233,000	230,387
Magellan Midstream Partners LP
3.250%, 6/1/30 (x)	15,000	13,554
Marathon Petroleum Corp.
5.125%, 12/15/26	100,000	101,044
3.800%, 4/1/28	15,000	14,292
MPLX LP
4.000%, 2/15/25 (x)	100,000	98,566
4.000%, 3/15/28	200,000	192,950

See Notes to Financial Statements.

1520

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
NGPL PipeCo LLC
4.875%, 8/15/27§		$149,000	$145,603
3.250%, 7/15/31§		458,000	396,235
Northwest Pipeline LLC
4.000%, 4/1/27		395,000	389,921
ONEOK, Inc.
5.850%, 1/15/26		65,000	65,684
4.350%, 3/15/29		50,000	48,574
6.625%, 9/1/53		502,000	561,328
Ovintiv, Inc.
5.375%, 1/1/26		101,000	100,877
5.650%, 5/15/28 (x)		35,000	35,690
Petroleos Mexicanos
4.875%, 1/18/24		20,000	19,900
6.875%, 8/4/26		88,000	85,043
6.500%, 3/13/27		85,000	78,997
10.000%, 2/7/33 (x)		200,000	199,600
Series 13-2 7.190%, 9/12/24	MXN	503,000	28,423
Phillips 66 Co.
3.550%, 10/1/26		$25,000	24,210
Pioneer Natural Resources Co.
5.100%, 3/29/26		200,000	201,540
1.900%, 8/15/30		50,000	42,406
Plains All American Pipeline LP
4.500%, 12/15/26		50,000	49,294
Sabine Pass Liquefaction LLC
5.750%, 5/15/24		142,000	142,012
5.625%, 3/1/25		70,000	70,131
5.875%, 6/30/26		791,000	803,813
4.200%, 3/15/28		200,000	195,859
5.900%, 9/15/37		185,000	195,515
Targa Resources Corp.
5.200%, 7/1/27		652,000	655,296
4.200%, 2/1/33		455,000	418,451
6.125%, 3/15/33		200,000	210,221
TotalEnergies Capital International SA
3.455%, 2/19/29		100,000	96,511
TransCanada PipeLines Ltd.
4.250%, 5/15/28		100,000	97,322
Transcontinental Gas Pipe Line Co. LLC
7.850%, 2/1/26		75,000	78,658
4.000%, 3/15/28		219,000	212,573
4.600%, 3/15/48		150,000	135,273
3.950%, 5/15/50		85,000	68,941
Valero Energy Corp.
4.000%, 4/1/29		65,000	62,529
Venture Global Calcasieu Pass LLC
3.875%, 8/15/29§		200,000	181,326
3.875%, 11/1/33§		100,000	84,375
Venture Global LNG, Inc.
8.125%, 6/1/28§		300,000	301,740
Western Midstream Operating LP
6.150%, 4/1/33		20,000	20,687
Williams Cos., Inc. (The)
2.600%, 3/15/31		65,000	55,566

			17,642,086

Total Energy			18,021,382

Financials (9.7%)
Banks (5.6%)
ABN AMRO Bank NV (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.575%, 10/13/26 (k)§		400,000	406,090
Banco Bilbao Vizcaya Argentaria SA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.883%, 11/15/34 (k)		100,000	108,754
Banco Espirito Santo SA
4.000%, 1/21/19 (h)(m)	EUR	900,000	258,324
Banco Santander SA
5.588%, 8/8/28		$200,000	204,424
6.607%, 11/7/28		200,000	213,217
2.749%, 12/3/30		200,000	165,662
Bank of America Corp.
4.000%, 1/22/25		75,000	73,951
(CME Term SOFR 3 Month + 0.90%), 2.015%, 2/13/26 (k)		100,000	96,047
3.500%, 4/19/26		125,000	121,451
(EURIBOR 3 Month + 1.00%), 4.916%, 9/22/26 (k)(m)	EUR	600,000	664,543
(SOFR + 1.01%), 1.197%, 10/24/26 (k)		$50,000	46,469
(SOFR + 1.29%), 5.080%, 1/20/27 (k)		150,000	149,853
(SOFR + 0.96%), 1.734%, 7/22/27 (k)		250,000	228,675
(CME Term SOFR 3 Month + 1.77%), 3.705%, 4/24/28 (k)		125,000	119,472
(SOFR + 1.58%), 4.376%, 4/27/28 (k)		550,000	537,541
(CME Term SOFR 3 Month + 1.30%), 3.419%, 12/20/28 (k)		97,000	91,146
(SOFR + 1.06%), 2.087%, 6/14/29 (k)		100,000	88,219
(CME Term SOFR 3 Month + 1.57%), 4.271%, 7/23/29 (k)		50,000	48,297
(SOFR + 1.57%), 5.819%, 9/15/29 (k)		1,224,000	1,265,328
(SOFR + 1.32%), 2.687%, 4/22/32 (k)		250,000	211,044
(SOFR + 1.21%), 2.572%, 10/20/32 (k)		184,000	152,411
(SOFR + 1.33%), 2.972%, 2/4/33 (k)		109,000	92,610
(SOFR + 1.91%), 5.288%, 4/25/34 (k)		84,000	84,287
(SOFR + 1.84%), 5.872%, 9/15/34 (k)		737,000	772,651

See Notes to Financial Statements.

1521

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 3.846%, 3/8/37 (k)		$200,000	$175,448
Series L 3.950%, 4/21/25		100,000	98,321
Series N (SOFR + 1.22%), 2.651%, 3/11/32 (k)		100,000	84,414
Bank of America NA (SOFR + 1.02%), 6.443%, 8/18/26 (k)		400,000	401,234
Bank of Montreal
3.700%, 6/7/25		120,000	117,678
1.250%, 9/15/26 (x)		50,000	45,591
(SOFR + 0.60%), 0.949%, 1/22/27 (k)		50,000	46,085
Bank of Nova Scotia (The)
4.500%, 12/16/25		100,000	98,539
1.300%, 9/15/26		100,000	91,141
5.250%, 6/12/28 (x)		100,000	101,560
Banque Federative du Credit Mutuel SA 5.896%, 7/13/26§		300,000	305,853
Barclays plc
3.650%, 3/16/25		200,000	195,620
(SOFR + 2.71%), 2.852%, 5/7/26 (k)		200,000	192,870
3.250%, 2/12/27 (m)	GBP	500,000	601,877
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.385%, 11/2/28 (k)		$300,000	320,663
(ICE IBA – USD SOFR ICE Swap Rate 5 Year + 5.78%), 9.625%, 12/15/29 (k)(y)		200,000	207,496
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.437%, 11/2/33 (k)		550,000	614,423
BNP Paribas SA
(SOFR + 1.61%), 1.904%, 9/30/28 (k)§		700,000	621,448
BPCE SA
(SOFR + 2.27%), 6.714%, 10/19/29 (k)§		400,000	420,901
Canadian Imperial Bank of Commerce
1.250%, 6/22/26		50,000	45,849
5.615%, 7/17/26		200,000	203,606
Citibank NA 5.864%, 9/29/25		300,000	304,953
5.488%, 12/4/26		600,000	611,071
5.803%, 9/29/28		200,000	208,580
Citigroup, Inc.
4.400%, 6/10/25		100,000	98,598
3.400%, 5/1/26		100,000	96,515
(SOFR + 0.77%), 1.462%, 6/9/27 (k)		200,000	183,014
4.450%, 9/29/27		200,000	195,293
(SOFR + 1.28%), 3.070%, 2/24/28 (k)		554,000	521,890
(SOFR + 1.89%), 4.658%, 5/24/28 (k)		88,000	87,320
(CME Term SOFR 3 Month + 1.65%), 3.668%, 7/24/28 (k)		125,000	119,168
(CME Term SOFR 3 Month + 1.41%), 3.520%, 10/27/28 (k)		124,000	117,254
(CME Term SOFR 3 Month + 1.60%), 3.980%, 3/20/30 (k)		150,000	142,012
(SOFR + 1.42%), 2.976%, 11/5/30 (k)		50,000	44,509
(SOFR + 1.18%), 2.520%, 11/3/32 (k)		70,000	57,443
(SOFR + 1.35%), 3.057%, 1/25/33 (k)		367,000	313,186
(SOFR + 1.94%), 3.785%, 3/17/33 (k)		100,000	89,987
(SOFR + 2.34%), 6.270%, 11/17/33 (k)		506,000	541,551
Citizens Financial Group, Inc.
2.850%, 7/27/26		100,000	93,093
3.250%, 4/30/30		30,000	26,202
Comerica, Inc.
4.000%, 2/1/29		50,000	47,230
Commonwealth Bank of Australia
5.316%, 3/13/26		400,000	404,766
Cooperatieve Rabobank UA
5.500%, 7/18/25		500,000	504,763
3.750%, 7/21/26		250,000	239,373
5.500%, 10/5/26		300,000	306,761
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29 (k)§		400,000	420,285
Danske Bank A/S
5.375%, 1/12/24§		500,000	499,915
Fifth Third Bancorp
2.375%, 1/28/25		50,000	48,365
(SOFR + 1.36%), 4.055%, 4/25/28 (k)		60,000	57,186
HSBC Holdings plc
4.300%, 3/8/26		200,000	196,647
(CME Term SOFR 3 Month + 1.61%), 4.292%, 9/12/26 (k)		200,000	195,881
(SOFR + 3.35%), 7.390%, 11/3/28 (k)		700,000	748,674
4.950%, 3/31/30		400,000	396,805
(SOFR + 1.19%), 2.804%, 5/24/32 (k)		200,000	166,644
(SOFR + 2.39%), 6.254%, 3/9/34 (k)		800,000	846,683
Huntington Bancshares, Inc.
(SOFR + 2.05%), 5.023%, 5/17/33 (k)		35,000	33,874

See Notes to Financial Statements.

1522

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.487%, 8/15/36 (k)		$100,000	$75,295
JPMorgan Chase & Co.
3.900%, 7/15/25		100,000	98,427
(SOFR + 1.07%), 5.546%, 12/15/25 (k)		600,000	600,342
(SOFR + 1.85%), 2.083%, 4/22/26 (k)		100,000	95,806
(SOFR + 1.32%), 4.080%, 4/26/26 (k)		100,000	98,376
2.950%, 10/1/26		100,000	95,269
(SOFR + 0.80%), 1.045%, 11/19/26 (k)		200,000	185,139
4.125%, 12/15/26		125,000	122,571
(SOFR + 0.77%), 1.470%, 9/22/27 (k)		40,000	36,198
(SOFR + 1.33%), 6.070%, 10/22/27 (k)		400,000	410,577
(CME Term SOFR 3 Month + 1.60%), 3.782%, 2/1/28 (k)		125,000	120,745
(CME Term SOFR 3 Month + 1.64%), 3.540%, 5/1/28 (k)		75,000	71,666
(SOFR + 1.89%), 2.182%, 6/1/28 (k)		700,000	639,504
(SOFR + 1.02%), 2.069%, 6/1/29 (k)		55,000	48,768
(SOFR + 1.45%), 5.299%, 7/24/29 (k)		455,000	461,256
(SOFR + 1.75%), 4.565%, 6/14/30 (k)		97,000	94,692
(CME Term SOFR 3 Month + 1.51%), 2.739%, 10/15/30 (k)		320,000	284,227
(SOFR + 2.04%), 2.522%, 4/22/31 (k)		250,000	216,411
(CME Term SOFR 3 Month + 2.52%), 2.956%, 5/13/31 (k)		200,000	175,597
(SOFR + 1.07%), 1.953%, 2/4/32 (k)		115,000	93,493
(CME Term SOFR 3 Month + 1.25%), 2.580%, 4/22/32 (k)		75,000	63,405
(SOFR + 1.18%), 2.545%, 11/8/32 (k)		65,000	53,989
(SOFR + 1.26%), 2.963%, 1/25/33 (k)		680,000	582,584
(SOFR + 1.80%), 4.586%, 4/26/33 (k)		85,000	82,084
(SOFR + 1.81%), 6.254%, 10/23/34 (k)		434,000	468,187
KBC Group NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.796%, 1/19/29 (k)§		200,000	203,142
Kreditanstalt fuer Wiederaufbau
3.125%, 6/10/25		250,000	244,974
0.625%, 1/22/26		135,000	125,378
3.000%, 5/20/27		180,000	173,870
2.875%, 4/3/28 (x)		90,000	86,073
3.875%, 6/15/28		60,000	59,701
0.750%, 9/30/30		105,000	85,289
4.125%, 7/15/33		200,000	201,064
Landwirtschaftliche Rentenbank
2.000%, 1/13/25		75,000	72,972
0.875%, 3/30/26		20,000	18,556
1.750%, 7/27/26		75,000	70,607
0.875%, 9/3/30 (x)		100,000	81,523
Series 37 2.500%, 11/15/27		50,000	47,374
Series 40 0.500%, 5/27/25		30,000	28,306
Lloyds Banking Group plc
3.900%, 3/12/24		300,000	298,966
4.000%, 3/7/25	AUD	800,000	535,790
(ASX Australia Bank Bill Short Term Rates 3 Month Mid + 1.40%), 5.750%, 3/7/25 (k)		700,000	478,953
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.438%, 2/5/26 (k)		$200,000	193,097
M&T Bank Corp.
(SOFR + 1.85%), 5.053%, 1/27/34 (k)		125,000	118,416
Mitsubishi UFJ Financial Group, Inc.
2.193%, 2/25/25		200,000	193,175
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.719%, 2/20/26 (k)		300,000	301,421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.640%, 10/13/27 (k)		200,000	181,935
3.741%, 3/7/29		100,000	95,496
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.441%, 2/22/34 (k)(x)		200,000	206,734
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.97%), 5.406%, 4/19/34 (k)(x)		200,000	206,458
Mizuho Financial Group, Inc.
(CME Term SOFR 3 Month + 1.09%), 2.226%, 5/25/26 (k)		600,000	573,599
4.018%, 3/5/28		200,000	193,276

See Notes to Financial Statements.

1523

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 3.261%, 5/22/30 (k)		$700,000	$636,971
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.748%, 7/6/34 (k)		200,000	207,274
National Australia Bank Ltd.
5.200%, 5/13/25		250,000	251,530
National Securities Clearing Corp.
5.000%, 5/30/28§		400,000	406,500
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.91%), 5.076%, 1/27/30 (k)		200,000	197,087
Nordea Kredit Realkreditaktieselskab
1.500%, 10/1/53	DKK	2	—
Oesterreichische Kontrollbank AG
0.375%, 9/17/25		$90,000	83,947
4.625%, 11/3/25		35,000	35,097
4.250%, 3/1/28		75,000	75,600
PNC Financial Services Group, Inc. (The)
(SOFR + 1.32%), 5.812%, 6/12/26 (k)		150,000	150,709
(SOFR + 0.98%), 2.307%, 4/23/32 (k)		65,000	54,267
(SOFR + 1.93%), 5.068%, 1/24/34 (k)		200,000	195,597
Royal Bank of Canada
4.650%, 1/27/26		75,000	74,329
1.400%, 11/2/26		50,000	45,733
4.240%, 8/3/27		150,000	148,140
4.900%, 1/12/28 (x)		325,000	328,535
5.000%, 2/1/33		250,000	254,299
Santander Holdings USA, Inc.
3.450%, 6/2/25		50,000	48,441
4.500%, 7/17/25		50,000	49,461
(SOFR + 2.36%), 6.499%, 3/9/29 (k)		375,000	386,740
Santander UK Group Holdings plc
(SOFR + 1.22%), 2.469%, 1/11/28 (k)		200,000	182,084
(SOFR + 2.60%), 6.534%, 1/10/29 (k)		700,000	724,806
Shinhan Bank Co. Ltd.
4.000%, 4/23/29§		500,000	467,875
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.446%, 1/10/29 (k)§		300,000	310,237
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.691%, 1/10/34 (k)§		500,000	527,456
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.776%, 11/16/25 (k)§		400,000	407,124
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.301%, 1/9/29 (k)§		600,000	613,878
Sumitomo Mitsui Financial Group, Inc.
2.448%, 9/27/24		700,000	684,568
1.474%, 7/8/25		600,000	567,314
3.784%, 3/9/26		100,000	97,294
1.402%, 9/17/26		200,000	182,095
3.364%, 7/12/27		100,000	95,132
3.352%, 10/18/27		100,000	94,763
5.520%, 1/13/28		200,000	204,567
3.202%, 9/17/29		50,000	45,471
2.142%, 9/23/30		100,000	82,900
Sumitomo Mitsui Trust Bank Ltd.
5.500%, 3/9/28§		500,000	511,436
Toronto-Dominion Bank (The)
1.150%, 6/12/25		50,000	47,314
0.750%, 1/6/26		200,000	184,456
1.250%, 9/10/26		50,000	45,670
3.200%, 3/10/32		200,000	177,817
Truist Bank
4.050%, 11/3/25		20,000	19,641
Truist Financial Corp.
(SOFR + 1.44%), 4.873%, 1/26/29 (k)		40,000	39,342
(SOFR + 1.85%), 5.122%, 1/26/34 (k)		150,000	145,182
US Bancorp
(SOFR + 1.23%), 4.653%, 2/1/29 (k)(x)		50,000	49,189
(SOFR + 2.02%), 5.775%, 6/12/29 (k)		100,000	102,619
1.375%, 7/22/30		200,000	160,188
Series V 2.375%, 7/22/26		150,000	140,670
Wells Fargo & Co.
3.000%, 2/19/25		100,000	97,789
3.550%, 9/29/25		100,000	97,728
(CME Term SOFR 3 Month + 1.01%), 2.164%, 2/11/26 (k)		165,000	158,944
3.000%, 4/22/26		50,000	47,906
3.000%, 10/23/26		100,000	94,910
(CME Term SOFR 3 Month + 1.43%), 3.196%, 6/17/27 (k)		400,000	383,232
4.300%, 7/22/27		100,000	97,802
(CME Term SOFR 3 Month + 1.57%), 3.584%, 5/22/28 (k)		75,000	71,466
4.150%, 1/24/29		200,000	194,410
(SOFR + 1.74%), 5.574%, 7/25/29 (k)		296,000	302,570
(SOFR + 1.79%), 6.303%, 10/23/29 (k)		452,000	475,730

See Notes to Financial Statements.

1524

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
(CME Term SOFR 3 Month + 1.26%), 2.572%, 2/11/31 (k)	$435,000	$376,284
(SOFR + 1.50%), 3.350%, 3/2/33 (k)	700,000	611,458
(SOFR + 2.02%), 5.389%, 4/24/34 (k)	73,000	73,162
(SOFR + 1.99%), 5.557%, 7/25/34 (k)	482,000	490,361
(SOFR + 2.06%), 6.491%, 10/23/34 (k)	674,000	729,872
Wells Fargo Bank NA
5.550%, 8/1/25	200,000	202,122
5.450%, 8/7/26	579,000	588,680
(SOFR + 1.07%), 6.476%, 12/11/26 (k)	400,000	402,288
Westpac Banking Corp.
1.150%, 6/3/26	50,000	46,053
2.700%, 8/19/26	75,000	71,511
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.894%, 2/4/30 (k)	250,000	240,853

		46,903,803

Capital Markets (2.5%)
Ameriprise Financial, Inc.
3.000%, 4/2/25	200,000	194,962
Ares Capital Corp.
3.875%, 1/15/26	100,000	96,060
2.875%, 6/15/27	100,000	91,386
Bank of New York Mellon Corp. (The)
2.450%, 8/17/26	75,000	70,847
(SOFR + 1.15%), 3.992%, 6/13/28 (k)	50,000	48,765
Series J 1.900%, 1/25/29	50,000	44,151
(SOFR + 1.61%), 4.967%, 4/26/34 (k)	125,000	124,347
BlackRock, Inc.
3.250%, 4/30/29	15,000	14,400
4.750%, 5/25/33	65,000	65,304
Blackstone Private Credit Fund
2.625%, 12/15/26	50,000	45,228
Blue Owl Capital Corp.
3.400%, 7/15/26	50,000	46,465
2.875%, 6/11/28	25,000	21,907
Blue Owl Credit Income Corp.
7.950%, 6/13/28§	100,000	103,224
Brookfield Finance, Inc.
3.900%, 1/25/28 (x)	50,000	48,147
2.724%, 4/15/31	80,000	67,431
Carlyle Finance Subsidiary LLC
3.500%, 9/19/29§	600,000	560,609
Charles Schwab Corp. (The)
3.850%, 5/21/25	50,000	49,124
0.900%, 3/11/26	65,000	59,517
3.300%, 4/1/27	30,000	28,629
2.300%, 5/13/31	50,000	41,885
(SOFR + 2.01%), 6.136%, 8/24/34 (k)	200,000	210,565
CME Group, Inc.
3.000%, 3/15/25 (x)	75,000	73,470
Credit Suisse AG
4.750%, 8/9/24	988,000	981,880
7.950%, 1/9/25	250,000	255,511
2.950%, 4/9/25	250,000	241,887
7.500%, 2/15/28	500,000	546,935
Deutsche Bank AG
(SOFR + 2.58%), 3.961%, 11/26/25 (k)	700,000	688,537
(SOFR + 1.87%), 2.129%, 11/24/26 (k)	700,000	654,835
5.371%, 9/9/27	300,000	303,983
(SOFR + 3.18%), 6.720%, 1/18/29 (k)	150,000	157,054
FactSet Research Systems, Inc.
3.450%, 3/1/32	189,000	169,121
FS KKR Capital Corp.
3.125%, 10/12/28	50,000	43,616
Goldman Sachs Group, Inc. (The)
3.500%, 1/23/25	100,000	98,089
3.750%, 5/22/25	100,000	98,030
(SOFR + 1.08%), 5.798%, 8/10/26 (k)	300,000	302,834
(SOFR + 1.07%), 6.505%, 8/10/26 (k)	200,000	199,979
3.500%, 11/16/26	65,000	62,624
(SOFR + 0.82%), 1.542%, 9/10/27 (k)	300,000	272,302
(SOFR + 0.91%), 1.948%, 10/21/27 (k)	398,000	364,194
(CME Term SOFR 3 Month + 2.01%), 7.402%, 10/28/27 (k)	600,000	608,443
(CME Term SOFR 3 Month + 1.77%), 3.691%, 6/5/28 (k)	65,000	62,160
(SOFR + 1.73%), 4.482%, 8/23/28 (k)	127,000	124,555
(CME Term SOFR 3 Month + 1.42%), 3.814%, 4/23/29 (k)	113,000	107,070
(CME Term SOFR 3 Month + 1.56%), 4.223%, 5/1/29 (k)	222,000	214,616
(SOFR + 1.77%), 6.484%, 10/24/29 (k)	291,000	308,824
(SOFR + 1.28%), 2.615%, 4/22/32 (k)	107,000	89,744
(SOFR + 1.25%), 2.383%, 7/21/32 (k)	189,000	154,989
(SOFR + 1.26%), 2.650%, 10/21/32 (k)	60,000	49,973
(SOFR + 1.95%), 6.561%, 10/24/34 (k)	918,000	1,011,964
Golub Capital BDC, Inc.
2.500%, 8/24/26	15,000	13,581
Intercontinental Exchange, Inc.
3.750%, 12/1/25	30,000	29,486

See Notes to Financial Statements.

1525

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Jefferies Financial Group, Inc.
2.625%, 10/15/31	$100,000	$82,902
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13 (h)	5,000,000	500
Series 1 0.000%, 12/30/16 (h)	10,200,000	765
Moody’s Corp.
4.250%, 2/1/29	98,000	97,124
2.000%, 8/19/31	100,000	82,988
Morgan Stanley
4.000%, 7/23/25	80,000	78,728
3.875%, 1/27/26	65,000	63,671
(SOFR + 0.94%), 2.630%, 2/18/26 (k)	50,000	48,416
3.125%, 7/27/26	125,000	119,678
(SOFR + 0.72%), 0.985%, 12/10/26 (k)	150,000	138,022
(SOFR + 0.88%), 1.593%, 5/4/27 (k)	95,000	87,534
+ 1.34%), 3.591%, 7/22/28 (k)	100,000	95,316
(SOFR + 1.73%), 5.123%, 2/1/29 (k)	400,000	401,379
(SOFR + 1.59%), 5.164%, 4/20/29 (k)	574,000	576,945
(SOFR + 1.63%), 5.449%, 7/20/29 (k)	582,000	593,067
(SOFR + 1.83%), 6.407%, 11/1/29 (k)	595,000	630,376
(CME Term SOFR 3 Month + 1.89%), 4.431%, 1/23/30 (k)	150,000	146,049
(SOFR + 1.14%), 2.699%, 1/22/31 (k)	385,000	337,029
(SOFR + 1.03%), 1.794%, 2/13/32 (k)	250,000	199,675
(SOFR + 1.02%), 1.928%, 4/28/32 (k)(x)	331,000	265,301
(SOFR + 1.20%), 2.511%, 10/20/32 (k)	423,000	349,531
(SOFR + 2.56%), 6.342%, 10/18/33 (k)	95,000	101,856
(SOFR + 1.87%), 5.250%, 4/21/34 (k)	1,000	1,000
(SOFR + 1.88%), 5.424%, 7/21/34 (k)	688,000	697,735
(SOFR + 2.05%), 6.627%, 11/1/34 (k)	648,000	718,632
(SOFR + 1.36%), 2.484%, 9/16/36 (k)	150,000	118,730
MSCI, Inc.
3.875%, 2/15/31§	333,000	304,905
3.625%, 11/1/31§	65,000	57,047
3.250%, 8/15/33§	114,000	95,094
Nasdaq, Inc.
3.850%, 6/30/26	100,000	97,770
5.350%, 6/28/28	200,000	205,298
5.550%, 2/15/34	167,000	173,457
6.100%, 6/28/63	92,000	99,787
Nomura Holdings, Inc.
2.648%, 1/16/25	800,000	775,769
5.709%, 1/9/26	500,000	504,522
6.181%, 1/18/33 (x)	200,000	213,302
Northern Trust Corp.
4.000%, 5/10/27	35,000	34,471
3.150%, 5/3/29 (x)	25,000	23,479
Prospect Capital Corp.
3.437%, 10/15/28	25,000	21,000
S&P Global, Inc.
1.250%, 8/15/30	25,000	20,474
5.250%, 9/15/33 (x)§	318,000	332,771
UBS Group AG 4.550%, 4/17/26	250,000	246,571
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.711%, 1/12/27 (k)§	300,000	301,658
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 6.327%, 12/22/27 (k)§	400,000	411,473
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.746%, 2/11/33 (k)§	207,000	169,432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 5.959%, 1/12/34 (k)§	400,000	412,398
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.301%, 9/22/34 (k)§	200,000	211,500

		21,068,366

Consumer Finance (0.9%)
AerCap Ireland Capital DAC
2.875%, 8/14/24	200,000	196,343
6.500%, 7/15/25	250,000	253,079
2.450%, 10/29/26	150,000	138,716
Ally Financial, Inc.
5.800%, 5/1/25	650,000	650,867
2.200%, 11/2/28	700,000	594,568
American Express Co.
4.900%, 2/13/26	45,000	45,048
(SOFR + 1.33%), 6.338%, 10/30/26 (k)	450,000	460,723
3.300%, 5/3/27	265,000	253,665
American Honda Finance Corp.
(United States SOFR Compounded Index + 0.62%), 6.038%, 6/7/24 (k)	300,000	300,291
5.000%, 5/23/25	500,000	501,396
5.800%, 10/3/25	250,000	254,718
2.000%, 3/24/28	10,000	9,039
Capital One Financial Corp.
4.200%, 10/29/25	250,000	244,860
3.800%, 1/31/28	200,000	189,887

See Notes to Financial Statements.

1526

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Caterpillar Financial Services Corp.
0.800%, 11/13/25		$60,000	$56,061
0.900%, 3/2/26		100,000	92,654
1.100%, 9/14/27		50,000	44,603
Discover Financial Services
4.100%, 2/9/27		40,000	38,369
Ford Motor Credit Co. LLC
5.125%, 6/16/25		700,000	688,163
6.798%, 11/7/28		200,000	208,806
7.122%, 11/7/33		200,000	215,376
General Motors Financial Co., Inc.
4.000%, 1/15/25		75,000	73,813
5.250%, 3/1/26		50,000	50,045
5.800%, 6/23/28		100,000	102,732
4.300%, 4/6/29		50,000	48,132
3.600%, 6/21/30		50,000	45,353
John Deere Capital Corp.
4.750%, 6/8/26		200,000	201,270
1.050%, 6/17/26		50,000	45,988
3.350%, 4/18/29 (x)		200,000	191,651
3.900%, 6/7/32		10,000	9,653
LeasePlan Corp. NV
2.875%, 10/24/24§		600,000	588,164
PACCAR Financial Corp.
4.950%, 10/3/25		25,000	25,104
Synchrony Financial
4.875%, 6/13/25		15,000	14,741
3.700%, 8/4/26		50,000	47,021
Toyota Motor Credit Corp.
0.800%, 10/16/25		50,000	46,730
1.125%, 6/18/26		35,000	32,318
3.200%, 1/11/27		100,000	96,537
4.625%, 1/12/28 (x)		65,000	65,634
1.900%, 4/6/28		100,000	90,647

			7,212,765

Financial Services (0.4%)
Berkshire Hathaway, Inc.
3.125%, 3/15/26		35,000	34,005
Block Financial LLC
2.500%, 7/15/28		10,000	8,919
Corebridge Financial, Inc.
3.900%, 4/5/32		200,000	180,874
Corsair International Ltd.
(EURIBOR 6 Month + 5.20%, 5.20% Floor), 9.152%, 1/28/29 (k)(m)	EUR	600,000	659,058
Fidelity National Information Services, Inc.
4.700%, 7/15/27		$50,000	49,954
2.250%, 3/1/31		50,000	42,139
Fiserv, Inc.
3.500%, 7/1/29		245,000	230,590
Global Payments, Inc.
3.200%, 8/15/29		123,000	111,599
5.300%, 8/15/29		87,000	87,539
Jyske Realkredit A/S
Series CCE 1.500%, 10/1/53	DKK	2	—
Mastercard, Inc.
2.000%, 3/3/25		$50,000	48,490
2.950%, 11/21/26		50,000	48,141
2.000%, 11/18/31		100,000	84,483
National Rural Utilities Cooperative Finance Corp.
2.850%, 1/27/25		100,000	97,765
1.000%, 6/15/26		50,000	45,722
4.800%, 3/15/28		15,000	15,120
Nationwide Building Society
(SOFR + 1.91%), 6.557%, 10/18/27(k)§		400,000	413,477
Nexi SpA
2.125%, 4/30/29 (m)	EUR	400,000	388,975
PayPal Holdings, Inc.
2.650%, 10/1/26		100,000	94,973
3.900%, 6/1/27		20,000	19,693
Realkredit Danmark A/S
Series 23S 1.500%, 10/1/53 (m)	DKK	1	—
Shell International Finance BV
2.875%, 5/10/26		$50,000	48,128
2.500%, 9/12/26		50,000	47,612
2.375%, 11/7/29		50,000	45,003
Visa, Inc.
3.150%, 12/14/25		100,000	97,490
0.750%, 8/15/27		45,000	39,802
2.050%, 4/15/30		65,000	57,193
Voya Financial, Inc.
3.650%, 6/15/26		50,000	48,349
Worldline SA
4.125%, 9/12/28 (m)	EUR	200,000	218,110

			3,263,203

Insurance (0.3%)
Aon Corp.
4.500%, 12/15/28		$25,000	24,675
2.050%, 8/23/31		151,000	123,278
5.350%, 2/28/33 (x)		31,000	31,711
Assurant, Inc.
2.650%, 1/15/32		50,000	40,119
Berkshire Hathaway Finance Corp.
2.300%, 3/15/27		50,000	47,208
1.450%, 10/15/30		40,000	33,522
Brighthouse Financial, Inc.
3.700%, 6/22/27		50,000	47,240
Brown & Brown, Inc.
4.200%, 3/17/32		35,000	31,988
Chubb INA Holdings, Inc.
3.350%, 5/3/26		75,000	72,945
CNA Financial Corp.
2.050%, 8/15/30 (x)		20,000	16,663
Fairfax Financial Holdings Ltd.
4.625%, 4/29/30		25,000	23,745
Globe Life, Inc.
2.150%, 8/15/30		50,000	41,835
Hanover Insurance Group, Inc. (The)
4.500%, 4/15/26		50,000	49,081
Hartford Financial Services Group, Inc. (The)
3.600%, 8/19/49		26,000	20,219

See Notes to Financial Statements.

1527

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Jackson National Life Global Funding
(SOFR + 1.15%), 6.552%, 6/28/24 (k)§	$350,000	$350,502
Kemper Corp.
2.400%, 9/30/30	25,000	19,393
Lincoln National Corp.
3.400%, 3/1/32	50,000	42,672
Loews Corp.
3.750%, 4/1/26	50,000	48,717
Markel Group, Inc.
3.500%, 11/1/27	25,000	23,734
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	10,000	9,916
5.400%, 9/15/33	100,000	105,469
2.900%, 12/15/51	61,000	41,084
MassMutual Global Funding II
(SOFR + 0.98%), 6.395%, 7/10/26 (k)§	400,000	402,345
MetLife, Inc.
4.550%, 3/23/30	200,000	200,953
Pacific Life Global Funding II
5.500%, 7/18/28§	300,000	306,777
Principal Financial Group, Inc.
3.700%, 5/15/29	10,000	9,418
Protective Life Global Funding
5.209%, 4/14/26§	300,000	299,650
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 2.38%), 4.500%, 9/15/47 (k)	70,000	64,925
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.125%, 3/1/52 (k)	200,000	187,000
Reinsurance Group of America, Inc.
3.900%, 5/15/29 (x)	10,000	9,499
3.150%, 6/15/30	20,000	17,961
RenaissanceRe Holdings Ltd.
3.600%, 4/15/29	50,000	46,260
Trinity Acquisition plc
4.400%, 3/15/26	50,000	49,277

		2,839,781

Total Financials		81,287,918

Health Care (1.4%)
Biotechnology (0.4%)
AbbVie, Inc.
3.600%, 5/14/25	175,000	171,832
4.550%, 3/15/35	100,000	97,615
4.500%, 5/14/35	327,000	319,671
4.300%, 5/14/36	70,000	66,969
Amgen, Inc.
5.150%, 3/2/28	50,000	51,117
2.450%, 2/21/30	200,000	177,369
5.250%, 3/2/30	456,000	467,842
5.250%, 3/2/33	195,000	199,496
4.400%, 2/22/62	172,000	145,869
5.750%, 3/2/63	213,000	224,760
Baxalta, Inc.
4.000%, 6/23/25	38,000	37,327
Gilead Sciences, Inc.
3.650%, 3/1/26	125,000	122,352
1.650%, 10/1/30 (x)	147,000	123,187
2.600%, 10/1/40	338,000	248,980
4.500%, 2/1/45	25,000	23,142
Regeneron Pharmaceuticals, Inc.
1.750%, 9/15/30	900,000	739,850

		3,217,378

Health Care Equipment & Supplies (0.1%)
Abbott Laboratories
2.950%, 3/15/25	100,000	97,834
3.750%, 11/30/26	28,000	27,586
Baxter International, Inc.
1.915%, 2/1/27	100,000	91,517
Becton Dickinson & Co.
3.700%, 6/6/27	33,000	31,948
4.693%, 2/13/28	40,000	40,152
2.823%, 5/20/30	35,000	31,276
Stryker Corp.
3.500%, 3/15/26	50,000	48,757
1.950%, 6/15/30	200,000	170,737

		539,807

Health Care Providers & Services (0.5%)
Cardinal Health, Inc.
3.410%, 6/15/27	75,000	71,909
Cencora, Inc.
3.450%, 12/15/27 (x)	50,000	48,122
Centene Corp.
4.625%, 12/15/29 (x)	300,000	288,453
Cigna Group (The)
4.375%, 10/15/28	340,000	336,325
CVS Health Corp.
3.875%, 7/20/25	80,000	78,621
1.300%, 8/21/27 (x)	65,000	57,700
4.300%, 3/25/28	55,000	54,021
5.000%, 1/30/29	20,000	20,326
3.250%, 8/15/29(x)	200,000	185,760
2.700%, 8/21/40	46,000	32,812
5.125%, 7/20/45	25,000	23,536
5.875%, 6/1/53	106,000	111,785
Elevance Health, Inc.
3.650%, 12/1/27	200,000	193,485
3.600%, 3/15/51	130,000	102,183
HCA, Inc.
5.250%, 4/15/25	20,000	19,975
5.250%, 6/15/26	262,000	261,540
4.500%, 2/15/27	20,000	19,704
4.125%, 6/15/29	20,000	19,130
3.500%, 9/1/30	469,000	424,891
2.375%, 7/15/31 (x)	100,000	82,540
3.625%, 3/15/32	200,000	178,965
Humana, Inc.
1.350%, 2/3/27	25,000	22,550
3.700%, 3/23/29	20,000	19,182
Laboratory Corp. of America Holdings
3.600%, 2/1/25	200,000	196,404

See Notes to Financial Statements.

1528

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
McKesson Corp.
1.300%, 8/15/26	$40,000	$36,687
5.100%, 7/15/33	150,000	154,169
Quest Diagnostics, Inc.
3.450%, 6/1/26	30,000	29,134
UnitedHealth Group, Inc.
3.750%, 7/15/25	75,000	73,896
1.150%, 5/15/26	100,000	92,578
3.450%, 1/15/27	50,000	48,601
2.950%, 10/15/27	100,000	94,888
5.250%, 2/15/28	35,000	36,195
4.250%, 1/15/29	600,000	598,700
3.250%, 5/15/51	184,000	138,144
3.875%, 8/15/59	132,000	107,672
5.200%, 4/15/63	26,000	26,587

		4,287,170

Life Sciences Tools & Services (0.0%)†
Agilent Technologies, Inc.
3.050%, 9/22/26	60,000	57,350
2.100%, 6/4/30	24,000	20,664
Revvity, Inc.
3.300%, 9/15/29	15,000	13,597
2.250%, 9/15/31 (x)	35,000	28,639
Thermo Fisher Scientific, Inc.
4.800%, 11/21/27	20,000	20,383
1.750%, 10/15/28	35,000	31,124
4.950%, 11/21/32	20,000	20,628
5.086%, 8/10/33	224,000	233,636

		426,021

Pharmaceuticals (0.4%)
AstraZeneca plc
3.125%, 6/12/27	75,000	72,165
1.375%, 8/6/30	200,000	165,430
Bayer US Finance II LLC
4.250%, 12/15/25§	600,000	584,291
Bayer US Finance LLC
6.375%, 11/21/30§	200,000	204,570
6.500%, 11/21/33 (x)§	200,000	206,244
Bristol-Myers Squibb Co.
3.200%, 6/15/26	25,000	24,259
3.900%, 2/20/28	50,000	49,122
3.400%, 7/26/29	62,000	58,681
5.750%, 2/1/31	100,000	106,768
Eli Lilly and Co.
3.375%, 3/15/29	13,000	12,497
Johnson & Johnson
0.550%, 9/1/25	100,000	93,634
2.450%, 3/1/26	125,000	119,889
Merck & Co., Inc.
2.750%, 2/10/25	50,000	48,892
3.400%, 3/7/29	100,000	96,046
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/26	80,000	79,705
4.450%, 5/19/28	200,000	199,849
4.750%, 5/19/33	322,000	322,298
5.300%, 5/19/53	237,000	241,081
Pfizer, Inc.
2.750%, 6/3/26	50,000	47,881
3.600%, 9/15/28	25,000	24,346
Royalty Pharma plc
1.200%, 9/2/25	70,000	65,279
Sanofi SA
3.625%, 6/19/28 (x)	25,000	24,452
Shire Acquisitions Investments Ireland DAC
3.200%, 9/23/26	50,000	48,077
Takeda Pharmaceutical Co. Ltd.
2.050%, 3/31/30	400,000	341,470
Utah Acquisition Sub, Inc.
3.950%, 6/15/26	50,000	48,356
Viatris, Inc.
2.700%, 6/22/30	200,000	169,202
Zoetis, Inc.
3.000%, 9/12/27	50,000	47,460
2.000%, 5/15/30	50,000	42,852

		3,544,796

Total Health Care		12,015,172

Industrials (1.6%)
Aerospace & Defense (0.8%)
BAE Systems plc
3.400%, 4/15/30§	252,000	232,567
Boeing Co. (The)
4.875%, 5/1/25	155,000	154,261
2.196%, 2/4/26	100,000	94,546
2.700%, 2/1/27	475,000	448,217
5.040%, 5/1/27	100,000	100,876
3.450%, 11/1/28	425,000	399,277
5.150%, 5/1/30	100,000	101,642
5.930%, 5/1/60	474,000	490,084
General Dynamics Corp.
3.625%, 4/1/30	200,000	192,062
HEICO Corp.
5.250%, 8/1/28	300,000	306,150
Huntington Ingalls Industries, Inc.
3.483%, 12/1/27	192,000	181,645
2.043%, 8/16/28	1,016,000	893,489
4.200%, 5/1/30	84,000	79,875
L3Harris Technologies, Inc.
4.400%, 6/15/28	123,000	121,347
1.800%, 1/15/31	345,000	283,704
5.400%, 7/31/33	121,000	125,864
4.854%, 4/27/35	29,000	28,692
Lockheed Martin Corp.
3.550%, 1/15/26	26,000	25,515
5.100%, 11/15/27 (x)	23,000	23,718
4.450%, 5/15/28	55,000	55,323
1.850%, 6/15/30	53,000	45,482
3.600%, 3/1/35	136,000	124,594
4.500%, 5/15/36	21,000	20,789
Northrop Grumman Corp.
2.930%, 1/15/25	100,000	97,761
4.700%, 3/15/33	127,000	126,551
5.250%, 5/1/50	20,000	20,672
4.950%, 3/15/53	95,000	93,607

See Notes to Financial Statements.

1529

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
RTX Corp.
3.125%, 5/4/27	$100,000	$95,037
7.000%, 11/1/28	143,000	153,927
4.125%, 11/16/28	320,000	312,087
5.750%, 1/15/29	20,000	20,875
2.250%, 7/1/30	114,000	98,868
5.150%, 2/27/33	20,000	20,361
6.100%, 3/15/34	194,000	211,263
2.820%, 9/1/51	31,000	20,526
3.030%, 3/15/52	246,000	169,537
Spirit AeroSystems, Inc.
4.600%, 6/15/28	500,000	440,625
Textron, Inc.
4.000%, 3/15/26	25,000	24,463
3.900%, 9/17/29 (x)	221,000	209,912
2.450%, 3/15/31 (x)	36,000	30,629

		6,676,420

Air Freight & Logistics (0.0%)†
FedEx Corp.
4.200%, 10/17/28	100,000	98,132
United Parcel Service, Inc.
2.400%, 11/15/26	50,000	47,501

		145,633

Building Products (0.1%)
Carrier Global Corp.
2.242%, 2/15/25	35,000	33,866
2.722%, 2/15/30	250,000	223,388
Fortune Brands Innovations, Inc.
3.250%, 9/15/29	50,000	46,107
Johnson Controls International plc
2.000%, 9/16/31	30,000	24,924
Masco Corp.
2.000%, 10/1/30	25,000	20,524
Owens Corning
3.950%, 8/15/29	121,000	115,096
3.875%, 6/1/30	278,000	260,623

		724,528

Commercial Services & Supplies (0.1%)
Cintas Corp. No. 2
3.700%, 4/1/27	100,000	97,758
RELX Capital, Inc.
3.000%, 5/22/30 (x)	23,000	21,118
4.750%, 5/20/32	20,000	20,206
Republic Services, Inc.
3.375%, 11/15/27 (x)	15,000	14,418
2.375%, 3/15/33 (x)	47,000	39,298
Waste Management, Inc.
3.150%, 11/15/27 (x)	50,000	47,956
4.150%, 4/15/32	50,000	48,775
4.875%, 2/15/34	67,000	68,303
3.900%, 3/1/35	22,000	19,883

		377,715

Electrical Equipment (0.0%)†
Emerson Electric Co.
1.800%, 10/15/27	25,000	22,799
Regal Rexnord Corp.
6.400%, 4/15/33 (x)§	125,000	129,970
Rockwell Automation, Inc.
2.875%, 3/1/25	75,000	73,274

		226,043

Ground Transportation (0.2%)
Burlington Northern Santa Fe LLC
4.150%, 4/1/45	56,000	49,757
3.300%, 9/15/51	39,000	29,760
2.875%, 6/15/52	139,000	97,611
5.200%, 4/15/54	21,000	21,859
Canadian Pacific Railway Co.
2.050%, 3/5/30	20,000	17,133
CSX Corp.
3.350%, 9/15/49	115,000	86,809
4.500%, 11/15/52 (x)	26,000	24,151
4.250%, 11/1/66	44,000	37,606
Norfolk Southern Corp.
2.900%, 6/15/26	35,000	33,516
3.800%, 8/1/28	25,000	24,305
2.300%, 5/15/31	25,000	21,431
2.900%, 8/25/51	238,000	161,756
5.350%, 8/1/54	48,000	49,939
Ryder System, Inc.
4.625%, 6/1/25	200,000	198,403
5.250%, 6/1/28	29,000	29,371
Union Pacific Corp.
3.250%, 8/15/25	100,000	97,710
4.750%, 2/21/26	65,000	65,377
2.375%, 5/20/31	10,000	8,699
3.839%, 3/20/60	163,000	132,493
2.973%, 9/16/62	48,000	31,983
3.850%, 2/14/72	25,000	19,612

		1,239,281

Industrial Conglomerates (0.0%)†
3M Co.
2.875%, 10/15/27	75,000	70,706
Honeywell International, Inc.
1.350%, 6/1/25	15,000	14,328

		85,034

Machinery (0.3%)
CNH Industrial Capital LLC
4.200%, 1/15/24	944,000	943,367
3.950%, 5/23/25	329,000	323,130
5.450%, 10/14/25(x)	265,000	266,152
1.875%, 1/15/26	25,000	23,475
Cummins, Inc.
0.750%, 9/1/25	10,000	9,373
Dover Corp.
3.150%, 11/15/25	50,000	48,347
Illinois Tool Works, Inc.
2.650%, 11/15/26	50,000	47,705
Ingersoll Rand, Inc.
5.700%, 8/14/33	250,000	264,355
Otis Worldwide Corp.
5.250%, 8/16/28	83,000	85,075
Parker-Hannifin Corp.
3.250%, 3/1/27	100,000	95,987
Westinghouse Air Brake Technologies Corp.
3.200%, 6/15/25	600,000	579,908

		2,686,874

See Notes to Financial Statements.

1530

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Passenger Airlines (0.0%)†
Southwest Airlines Co.
5.250%, 5/4/25	$75,000	$74,830
5.125%, 6/15/27	50,000	50,184

		125,014

Professional Services (0.0%)†
Automatic Data Processing, Inc.
1.700%, 5/15/28	20,000	18,055
Broadridge Financial Solutions, Inc.
2.600%, 5/1/31	100,000	85,383
Equifax, Inc.
5.100%, 6/1/28	100,000	101,050
Thomson Reuters Corp.
3.350%, 5/15/26	30,000	28,842
Verisk Analytics, Inc.
4.125%, 3/15/29	25,000	24,266

		257,596

Trading Companies & Distributors (0.1%)
Air Lease Corp.
3.750%, 6/1/26	100,000	96,509
5.300%, 2/1/28	100,000	101,153
3.000%, 2/1/30	50,000	44,144
Aviation Capital Group LLC
3.500%, 11/1/27§	700,000	644,088
GATX Corp.
3.250%, 9/15/26	50,000	47,643

		933,537

Total Industrials		13,477,675

Information Technology (1.3%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
2.500%, 9/20/26(x)	50,000	47,691
Juniper Networks, Inc.
2.000%, 12/10/30	45,000	36,320
Motorola Solutions, Inc.
4.600%, 2/23/28	50,000	49,778
2.750%, 5/24/31	295,000	251,806
5.600%, 6/1/32(x)	193,000	198,768
5.500%, 9/1/44	74,000	73,741

		658,104

Electronic Equipment, Instruments & Components (0.1%)
Allegion US Holding Co., Inc.
3.550%, 10/1/27	50,000	47,340
Amphenol Corp.
2.200%, 9/15/31	60,000	50,401
CDW LLC
2.670%, 12/1/26	70,000	65,323
Jabil, Inc.
3.950%, 1/12/28	100,000	95,170
Keysight Technologies, Inc.
4.600%, 4/6/27	75,000	74,664
Tyco Electronics Group SA
4.500%, 2/13/26	30,000	29,838

		362,736

IT Services (0.0%)†
DXC Technology Co.
1.800%, 9/15/26	50,000	45,567
International Business Machines Corp.
3.450%, 2/19/26	100,000	96,962
3.500%, 5/15/29	200,000	190,661

		333,190

Semiconductors & Semiconductor Equipment (0.6%)
Analog Devices, Inc.
3.450%, 6/15/27	25,000	24,249
Applied Materials, Inc.
1.750%, 6/1/30	30,000	25,574
Broadcom Corp.
3.875%, 1/15/27	100,000	97,532
Broadcom, Inc.
3.150%, 11/15/25	40,000	38,719
3.459%, 9/15/26	26,000	25,100
4.110%, 9/15/28(x)	106,000	103,466
4.750%, 4/15/29	100,000	100,229
2.450%, 2/15/31§	300,000	256,489
4.150%, 4/15/32§	154,000	144,959
3.469%, 4/15/34§	754,000	655,499
3.137%, 11/15/35§	166,000	136,376
3.187%, 11/15/36§	556,000	450,245
4.926%, 5/15/37§	491,000	475,047
Intel Corp.
3.700%, 7/29/25	100,000	98,371
3.750%, 8/5/27	100,000	98,030
2.450%, 11/15/29	20,000	17,955
5.125%, 2/10/30	400,000	415,261
4.150%, 8/5/32	100,000	97,756
5.200%, 2/10/33	200,000	208,986
KLA Corp.
3.300%, 3/1/50	107,000	82,482
4.950%, 7/15/52	20,000	20,286
5.250%, 7/15/62	22,000	22,717
Lam Research Corp.
3.750%, 3/15/26	50,000	49,128
4.000%, 3/15/29	30,000	29,586
Micron Technology, Inc.
4.185%, 2/15/27	25,000	24,525
5.375%, 4/15/28	100,000	101,749
NVIDIA Corp.
2.000%, 6/15/31	50,000	42,830
NXP BV
3.875%, 6/18/26 (x)	800,000	780,032
4.400%, 6/1/27	40,000	39,494
4.300%, 6/18/29 (x)	100,000	96,982
QUALCOMM, Inc.
3.250%, 5/20/27	75,000	72,572
2.150%, 5/20/30	100,000	88,178
Texas Instruments, Inc.
1.375%, 3/12/25	15,000	14,427
2.250%, 9/4/29	30,000	27,050
4.900%, 3/14/33	50,000	51,805

		5,013,686

Software (0.3%)
Adobe, Inc.
1.900%, 2/1/25	30,000	29,055
Autodesk, Inc.
2.400%, 12/15/31	24,000	20,550

See Notes to Financial Statements.

1531

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Microsoft Corp.
2.700%, 2/12/25	$75,000	$73,376
2.400%, 8/8/26	100,000	95,447
3.300%, 2/6/27	100,000	97,532
3.400%, 6/15/27§	10,000	9,727
1.350%, 9/15/30§	35,000	29,123
Open Text Corp.
6.900%, 12/1/27§	700,000	724,500
Oracle Corp.
2.950%, 5/15/25	100,000	97,057
1.650%, 3/25/26	25,000	23,324
2.650%, 7/15/26	45,000	42,666
2.300%, 3/25/28	70,000	63,754
4.500%, 5/6/28	35,000	34,987
6.150%, 11/9/29	300,000	322,198
2.875%, 3/25/31	250,000	220,650
4.500%, 7/8/44	385,000	336,794
4.000%, 7/15/46	250,000	201,393
3.600%, 4/1/50 (x)	59,000	44,013
Roper Technologies, Inc.
3.800%, 12/15/26	30,000	29,320
1.750%, 2/15/31	200,000	164,261
Salesforce, Inc.
1.500%, 7/15/28 (x)	35,000	31,125
1.950%, 7/15/31	40,000	34,152
VMware LLC
1.400%, 8/15/26	20,000	18,263
3.900%, 8/21/27	100,000	96,742
1.800%, 8/15/28	25,000	21,929

		2,861,938

Technology Hardware, Storage & Peripherals (0.2%)
Apple, Inc.
1.125%, 5/11/25	100,000	95,360
0.700%, 2/8/26	100,000	92,588
3.250%, 2/23/26 (x)	110,000	107,331
3.350%, 2/9/27	50,000	48,707
2.900%, 9/12/27	150,000	143,648
1.650%, 5/11/30	90,000	76,962
1.650%, 2/8/31 (x)	100,000	84,394
Dell International LLC
5.850%, 7/15/25	500,000	504,940
6.020%, 6/15/26	140,000	143,181
4.900%, 10/1/26	20,000	20,019
5.250%, 2/1/28	154,000	157,964
Hewlett Packard Enterprise Co.
4.900%, 10/15/25 (e)	50,000	49,806
5.250%, 7/1/28	114,000	116,575
HP, Inc.
2.200%, 6/17/25	100,000	95,757
1.450%, 6/17/26	50,000	46,032
Western Digital Corp.
2.850%, 2/1/29	30,000	25,684

		1,808,948

Total Information Technology		11,038,602

Materials (0.3%)
Chemicals (0.1%)
Air Products and Chemicals, Inc.
4.800%, 3/3/33 (x)	50,000	51,696
Eastman Chemical Co.
5.750%, 3/8/33	35,000	36,242
Ecolab, Inc.
1.650%, 2/1/27	100,000	91,871
Linde, Inc.
4.700%, 12/5/25	50,000	50,099
LYB International Finance III LLC
5.625%, 5/15/33 (x)	200,000	209,254
Nutrien Ltd.
5.950%, 11/7/25	20,000	20,338
PPG Industries, Inc.
2.800%, 8/15/29	100,000	90,445
RPM International, Inc.
3.750%, 3/15/27	39,000	37,463
4.550%, 3/1/29	25,000	24,517
Sherwin-Williams Co. (The)
3.450%, 6/1/27	75,000	72,034
Westlake Corp.
3.375%, 6/15/30	30,000	27,128

		711,087

Construction Materials (0.0%)†
Martin Marietta Materials, Inc.
2.400%, 7/15/31	25,000	21,206
Series CB 2.500%, 3/15/30	35,000	30,817

		52,023

Containers & Packaging (0.0%)†
Amcor Finance USA, Inc.
5.625%, 5/26/33	35,000	36,416
Amcor Flexibles North America, Inc.
2.690%, 5/25/31	35,000	29,941
Avery Dennison Corp.
5.750%, 3/15/33	50,000	52,911
Berry Global, Inc.
1.650%, 1/15/27 (x)	254,000	228,485
Packaging Corp. of America
3.400%, 12/15/27	35,000	33,342
WRKCo., Inc.
4.000%, 3/15/28	50,000	48,164

		429,259

Metals & Mining (0.2%)
Freeport-McMoRan, Inc.
4.625%, 8/1/30	200,000	193,471
Glencore Funding LLC
2.625%, 9/23/31§	195,000	165,882
Kinross Gold Corp.
6.250%, 7/15/33§	100,000	104,903
Newmont Corp.
2.800%, 10/1/29	70,000	63,806
2.250%, 10/1/30	24,000	20,739
Nucor Corp.
4.300%, 5/23/27	50,000	49,427
Reliance Steel & Aluminum Co.
2.150%, 8/15/30	600,000	507,177
Steel Dynamics, Inc.
2.400%, 6/15/25	15,000	14,349
Vale Overseas Ltd.
3.750%, 7/8/30	100,000	91,500
6.125%, 6/12/33	100,000	103,100

		1,314,354

See Notes to Financial Statements.

1532

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
Paper & Forest Products (0.0%)†
Suzano Austria GmbH
3.750%, 1/15/31	$100,000	$87,469
Suzano International Finance BV
5.500%, 1/17/27 (x)	25,000	25,211

		112,680

Total Materials		2,619,403

Real Estate (0.9%)
Diversified REITs (0.1%)
Digital Realty Trust LP (REIT)
5.550%, 1/15/28	50,000	50,921
GLP Capital LP (REIT)
5.250%, 6/1/25	410,000	406,925
5.375%, 4/15/26	15,000	14,794
5.750%, 6/1/28	10,000	10,050
Simon Property Group LP (REIT)
3.300%, 1/15/26	75,000	72,591
1.375%, 1/15/27	100,000	90,548
3.375%, 6/15/27 (x)	75,000	71,895
STORE Capital Corp. (REIT)
2.700%, 12/1/31	50,000	37,981
WP Carey, Inc. (REIT)
3.850%, 7/15/29	50,000	46,954

		802,659

Health Care REITs (0.1%)
Healthpeak OP LLC (REIT)
2.125%, 12/1/28	65,000	56,955
5.250%, 12/15/32 (x)	10,000	10,092
Omega Healthcare Investors, Inc. (REIT)
4.500%, 1/15/25	500,000	491,724
Sabra Health Care LP (REIT)
3.900%, 10/15/29	25,000	22,500
Welltower OP LLC (REIT)
4.000%, 6/1/25	100,000	98,177
2.050%, 1/15/29	30,000	26,327

		705,775

Industrial REITs (0.0%)†
Prologis LP (REIT)
3.250%, 6/30/26	30,000	29,009
2.250%, 1/15/32	50,000	41,711
4.625%, 1/15/33	100,000	99,910

		170,630

Office REITs (0.2%)
Alexandria Real Estate Equities, Inc. (REIT)
3.450%, 4/30/25	25,000	24,409
3.800%, 4/15/26	50,000	48,592
Boston Properties LP (REIT)
3.200%, 1/15/25	100,000	97,256
2.750%, 10/1/26	50,000	46,311
2.550%, 4/1/32	100,000	79,691
Brandywine Operating Partnership LP (REIT)
3.950%, 11/15/27	300,000	269,862
Corporate Office Properties LP (REIT)
2.250%, 3/15/26 (x)	600,000	559,615
Kilroy Realty LP (REIT)
4.375%, 10/1/25	500,000	484,321
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	25,000	18,801

		1,628,858

Residential REITs (0.1%)
American Homes 4 Rent LP (REIT)
3.625%, 4/15/32	35,000	31,355
AvalonBay Communities, Inc. (REIT)
1.900%, 12/1/28	50,000	44,068
3.300%, 6/1/29	15,000	13,987
Camden Property Trust (REIT)
4.100%, 10/15/28	10,000	9,721
Essex Portfolio LP (REIT)
4.000%, 3/1/29	25,000	23,799
Invitation Homes Operating Partnership LP (REIT)
2.300%, 11/15/28	15,000	13,276
5.500%, 8/15/33	200,000	199,881
Mid-America Apartments LP (REIT)
3.950%, 3/15/29	50,000	48,536
Spirit Realty LP (REIT)
2.100%, 3/15/28	50,000	44,360
Sun Communities Operating LP (REIT)
5.700%, 1/15/33	50,000	50,494
UDR, Inc. (REIT)
3.500%, 1/15/28	100,000	94,204

		573,681

Retail REITs (0.0%)†
Agree LP (REIT)
2.000%, 6/15/28	15,000	13,040
Brixmor Operating Partnership LP (REIT)
3.850%, 2/1/25	100,000	98,052
Kimco Realty OP LLC (REIT)
1.900%, 3/1/28	50,000	44,105
Realty Income Corp. (REIT)
4.875%, 6/1/26	10,000	10,013
4.850%, 3/15/30	30,000	30,144
5.625%, 10/13/32	100,000	105,308
4.900%, 7/15/33	100,000	99,793
Regency Centers LP (REIT)
2.950%, 9/15/29	25,000	22,429

		422,884

Specialized REITs (0.4%)
American Tower Corp. (REIT)
2.400%, 3/15/25	700,000	676,544
5.800%, 11/15/28	300,000	312,524
2.300%, 9/15/31	20,000	16,587
5.650%, 3/15/33	200,000	208,155
Crown Castle, Inc. (REIT)
1.350%, 7/15/25	10,000	9,434
3.700%, 6/15/26	500,000	483,055
2.900%, 3/15/27	30,000	28,015
3.650%, 9/1/27	50,000	47,575
5.000%, 1/11/28	55,000	54,786
2.500%, 7/15/31	100,000	83,474
EPR Properties (REIT)
4.500%, 4/1/25	500,000	491,584
3.600%, 11/15/31	700,000	580,399
Equinix, Inc. (REIT)
1.000%, 9/15/25	100,000	93,253
1.800%, 7/15/27	20,000	18,045

See Notes to Financial Statements.

1533

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
3.200%, 11/18/29	$25,000	$22,939
Extra Space Storage LP (REIT)
3.875%, 12/15/27	25,000	23,909
5.500%, 7/1/30	100,000	102,379
Public Storage Operating Co. (REIT)
0.875%, 2/15/26	25,000	23,099
5.125%, 1/15/29	100,000	103,294
3.385%, 5/1/29	15,000	14,292
Weyerhaeuser Co. (REIT)
4.750%, 5/15/26	100,000	99,487

		3,492,829

Total Real Estate		7,797,316

Utilities (2.6%)
Electric Utilities (2.0%)
AEP Texas, Inc.
4.700%, 5/15/32	21,000	20,451
5.400%, 6/1/33	104,000	105,394
3.450%, 5/15/51	232,000	168,071
AEP Transmission Co. LLC
3.150%, 9/15/49	183,000	131,866
Alabama Power Co.
3.750%, 3/1/45	84,000	68,309
3.450%, 10/1/49	94,000	71,060
Series 20-A
1.450%, 9/15/30	50,000	40,305
American Electric Power Co., Inc.
3.200%, 11/13/27	25,000	23,615
5.200%, 1/15/29	65,000	65,808
2.300%, 3/1/30	25,000	21,389
Appalachian Power Co.
Series AA 2.700%, 4/1/31	700,000	600,926
Baltimore Gas & Electric Co.
3.750%, 8/15/47	202,000	161,343
2.900%, 6/15/50	103,000	70,571
CenterPoint Energy Houston Electric LLC
3.950%, 3/1/48	73,000	62,260
5.300%, 4/1/53	20,000	20,833
Series AE 2.350%, 4/1/31	23,000	19,768
Series AF 3.350%, 4/1/51	68,000	51,767
Commonwealth Edison Co.
5.300%, 2/1/53	20,000	20,337
Series 127 3.200%, 11/15/49	53,000	38,220
Series 131 2.750%, 9/1/51	152,000	99,582
Dominion Energy South Carolina, Inc.
6.250%, 10/15/53	35,000	40,206
DTE Electric Co.
3.950%, 3/1/49	204,000	172,069
2.950%, 3/1/50	32,000	22,316
Series A 1.900%, 4/1/28	65,000	58,422
Series B 3.250%, 4/1/51	31,000	22,656
Duke Energy Carolinas LLC
2.450%, 8/15/29	25,000	22,310
2.550%, 4/15/31	50,000	43,357
3.450%, 4/15/51	115,000	87,121
3.550%, 3/15/52	32,000	24,560
5.350%, 1/15/53	85,000	86,679
Duke Energy Corp.
2.650%, 9/1/26	75,000	70,870
3.400%, 6/15/29	30,000	28,023
2.550%, 6/15/31	25,000	21,303
Duke Energy Florida LLC
2.500%, 12/1/29	138,000	122,895
1.750%, 6/15/30	70,000	58,494
3.000%, 12/15/51	327,000	224,702
Duke Energy Ohio, Inc.
5.650%, 4/1/53	21,000	22,001
Duke Energy Progress LLC
3.250%, 8/15/25	50,000	48,764
3.450%, 3/15/29	155,000	147,604
2.500%, 8/15/50	77,000	48,377
5.350%, 3/15/53	171,000	173,354
Edison International
3.550%, 11/15/24	100,000	98,074
5.750%, 6/15/27	42,000	42,909
5.250%, 11/15/28	80,000	80,313
6.950%, 11/15/29	758,000	823,949
Emera US Finance LP
3.550%, 6/15/26	50,000	48,146
Enel Finance International NV
2.250%, 7/12/31§	600,000	487,740
5.000%, 6/15/32§	600,000	581,201
Entergy Arkansas LLC
3.350%, 6/15/52	30,000	21,747
Entergy Corp.
0.900%, 9/15/25	95,000	88,192
Eversource Energy
5.450%, 3/1/28	97,000	99,711
Series M 3.300%, 1/15/28	150,000	141,636
Exelon Corp.
3.950%, 6/15/25	75,000	73,709
4.050%, 4/15/30	200,000	190,712
FirstEnergy Corp.
2.050%, 3/1/25	22,000	21,230
Series B 4.150%, 7/15/27 (e)	143,000	136,851
2.250%, 9/1/30	131,000	109,385
Series C 3.400%, 3/1/50	132,000	93,416
FirstEnergy Transmission LLC
4.550%, 4/1/49§	136,000	117,870
Florida Power & Light Co.
5.050%, 4/1/28	300,000	307,202
4.800%, 5/15/33	100,000	101,052
3.150%, 10/1/49	101,000	74,389
5.300%, 4/1/53	21,000	21,908
Fortis, Inc.
3.055%, 10/4/26	75,000	71,085
Georgia Power Co.
(United States SOFR Compounded Index + 0.75%), 6.192%, 5/8/25 (k)(x)	300,000	300,672
4.700%, 5/15/32 (x)	50,000	49,429
4.950%, 5/17/33 (x)	84,000	84,577
Indiana Michigan Power Co.
3.850%, 5/15/28	25,000	24,123
IPALCO Enterprises, Inc.
4.250%, 5/1/30	600,000	554,070
ITC Holdings Corp.
3.350%, 11/15/27 (x)	25,000	23,617
Metropolitan Edison Co.
5.200%, 4/1/28§	200,000	200,424
MidAmerican Energy Co.
3.650%, 4/15/29	100,000	95,593
2.700%, 8/1/52	68,000	43,994

See Notes to Financial Statements.

1534

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
NextEra Energy Capital Holdings, Inc.
6.051%, 3/1/25	$20,000	$20,175
3.550%, 5/1/27	25,000	24,057
4.625%, 7/15/27	100,000	99,652
2.750%, 11/1/29 (x)	600,000	536,731
Northern States Power Co.
2.600%, 6/1/51	159,000	104,595
3.200%, 4/1/52	89,000	65,048
5.100%, 5/15/53	52,000	52,605
Ohio Power Co.
5.000%, 6/1/33	142,000	142,862
Series P 2.600%, 4/1/30	32,000	27,943
Series Q 1.625%, 1/15/31	149,000	120,908
Series R 2.900%, 10/1/51	191,000	128,201
Oklahoma Gas & Electric Co.
3.250%, 4/1/30	200,000	181,645
Oncor Electric Delivery Co. LLC
0.550%, 10/1/25 (x)	35,000	32,569
3.700%, 11/15/28	25,000	24,114
Pacific Gas and Electric Co.
3.450%, 7/1/25	200,000	194,094
3.150%, 1/1/26	150,000	142,841
2.950%, 3/1/26	500,000	471,130
3.250%, 6/1/31	900,000	776,230
6.400%, 6/15/33	400,000	421,287
3.950%, 12/1/47	201,000	147,878
3.500%, 8/1/50	303,000	208,623
PECO Energy Co.
3.900%, 3/1/48	51,000	43,142
3.050%, 3/15/51	210,000	148,339
2.850%, 9/15/51	31,000	20,830
Pennsylvania Electric Co.
3.250%, 3/15/28§	500,000	465,434
PPL Capital Funding, Inc.
3.100%, 5/15/26	50,000	47,967
Public Service Co. of New Hampshire
5.150%, 1/15/53	102,000	100,546
Public Service Electric & Gas Co.
3.200%, 5/15/29	100,000	93,415
3.600%, 12/1/47	86,000	68,431
Southern California Edison Co.
5.300%, 3/1/28	600,000	610,734
2.850%, 8/1/29	40,000	36,446
2.250%, 6/1/30	293,000	252,665
5.950%, 11/1/32	145,000	154,964
5.625%, 2/1/36	61,000	62,057
Series G 2.500%, 6/1/31	150,000	128,550
Southern Co. (The)
3.250%, 7/1/26	100,000	96,079
5.113%, 8/1/27 (e)	100,000	101,118
Series A 3.700%, 4/30/30	600,000	563,488
Southwestern Electric Power Co.
Series N 1.650%, 3/15/26	100,000	92,962
Union Electric Co.
2.950%, 3/15/30	250,000	226,229
5.450%, 3/15/53	29,000	30,010
Virginia Electric and Power Co.
2.300%, 11/15/31	100,000	84,265
4.450%, 2/15/44	103,000	90,986
Series A 6.000%, 5/15/37	25,000	26,840
Wisconsin Power & Light Co.
3.050%, 10/15/27	75,000	70,982
Xcel Energy, Inc.
5.450%, 8/15/33	250,000	256,353

		16,412,904

Gas Utilities (0.2%)
Atmos Energy Corp.
5.450%, 10/15/32	30,000	31,529
4.125%, 3/15/49	38,000	32,746
6.200%, 11/15/53	18,000	21,091
CenterPoint Energy Resources Corp.
5.250%, 3/1/28	118,000	120,694
National Fuel Gas Co.
3.950%, 9/15/27	50,000	47,389
2.950%, 3/1/31	800,000	665,516
Piedmont Natural Gas Co., Inc.
2.500%, 3/15/31	37,000	31,348
Promigas SA ESP
3.750%, 10/16/29 (x)§	200,000	177,380
Southern California Gas Co.
2.950%, 4/15/27	700,000	662,731
Series XX 2.550%, 2/1/30	200,000	176,448
Spire Missouri, Inc.
4.800%, 2/15/33	20,000	19,858

		1,986,730

Independent Power and Renewable Electricity Producers (0.1%)
AES Corp. (The)
5.450%, 6/1/28	100,000	101,505
Constellation Energy Generation LLC
5.600%, 3/1/28	330,000	339,686

		441,191

Multi-Utilities (0.3%)
Ameren Corp.
5.000%, 1/15/29	400,000	401,458
Ameren Illinois Co.
2.900%, 6/15/51	150,000	102,619
CenterPoint Energy, Inc.
1.450%, 6/1/26	30,000	27,615
Consolidated Edison Co. of New York, Inc.
4.450%, 3/15/44	51,000	45,556
Series B 3.125%, 11/15/27	25,000	23,810
Consumers Energy Co.
4.650%, 3/1/28	50,000	50,293
3.750%, 2/15/50	94,000	77,851
3.500%, 8/1/51	39,000	30,758
4.200%, 9/1/52	25,000	21,984
Dominion Energy, Inc.
Series A 1.450%, 4/15/26	40,000	37,044
Series C 2.250%, 8/15/31	45,000	37,171

See Notes to Financial Statements.

1535

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
DTE Energy Co.
Series F 1.050%, 6/1/25		$35,000	$32,982
National Grid plc
5.602%, 6/12/28		300,000	307,891
NiSource, Inc.
0.950%, 8/15/25		60,000	56,159
3.490%, 5/15/27		90,000	86,431
5.250%, 3/30/28		162,000	165,128
5.400%, 6/30/33 (x)		132,000	136,201
Public Service Enterprise Group, Inc.
6.125%, 10/15/33		200,000	215,750
San Diego Gas & Electric Co.
5.350%, 4/1/53		161,000	162,466
WEC Energy Group, Inc.
1.375%, 10/15/27		500,000	441,054
2.200%, 12/15/28		100,000	88,559

			2,548,780

Water Utilities (0.0%)†
American Water Capital Corp.
2.300%, 6/1/31		100,000	85,198
Essential Utilities, Inc.
2.704%, 4/15/30		200,000	174,928

			260,126

Total Utilities			21,649,731

Total Corporate Bonds			193,954,460

Foreign Government Securities (1.5%)
Boncer Government Bond
3.750%, 5/20/24 TIPS (r)	ARS	1,439,062	2,375
Bonos de la Tesoreria
6.150%, 8/12/32	PEN	1,200,000	316,110
Canada Government Bond
1.625%, 1/22/25 (x)		$100,000	96,990
2.875%, 4/28/25		90,000	87,968
Export Development Canada
3.875%, 2/14/28		150,000	149,133
Export-Import Bank of Korea
0.625%, 2/9/26		200,000	183,706
Japan Bank for International Cooperation
0.625%, 7/15/25		200,000	187,920
2.375%, 4/20/26		200,000	190,271
2.250%, 11/4/26		50,000	46,844
3.500%, 10/31/28		200,000	192,850
Japan International Cooperation Agency
2.750%, 4/27/27		600,000	565,346
Mex Bonos Desarr Fix Rt
7.500%, 6/3/27	MXN	1,500,000	83,736
8.500%, 3/1/29		20,380,000	1,171,721
Series M 20 8.500%, 5/31/29		16,544,000	954,147
Series M 30 8.500%, 11/18/38		2,170,000	121,761
Mexican Udibonos
3.000%, 12/3/26		3,164,618	173,077
4.000%, 11/30/28		4,793,225	275,366
2.750%, 11/27/31		8,547,918	443,695
Oriental Republic of Uruguay
4.375%, 10/27/27		$112,363	112,889
5.100%, 6/18/50		77,594	77,764
Province of Alberta
1.300%, 7/22/30		250,000	209,137
Province of British Columbia
0.900%, 7/20/26		250,000	229,367
4.200%, 7/6/33		150,000	148,182
Province of Ontario
3.100%, 5/19/27		250,000	241,355
1.800%, 10/14/31 (x)		100,000	84,167
Province of Quebec
1.500%, 2/11/25		300,000	289,067
2.500%, 4/20/26		50,000	47,986
2.750%, 4/12/27		50,000	48,041
3.625%, 4/13/28		100,000	98,080
Provincia de Buenos Aires
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 129.199%, 4/12/25 (k)(m)(r)	ARS	310,000	396
Republic of Chile
3.125%, 1/21/26		$100,000	96,781
Republic of Colombia
3.125%, 4/15/31		200,000	162,562
Republic of Indonesia
5.500%, 4/15/26	IDR	373,000,000	23,765
8.375%, 9/15/26		619,000,000	42,173
7.000%, 5/15/27		1,685,000,000	111,461
4.100%, 4/24/28		$200,000	195,875
2.850%, 2/14/30		200,000	180,500
3.050%, 3/12/51		200,000	152,313
Republic of Korea
1.750%, 10/15/31		200,000	166,786
Republic of Panama
3.298%, 1/19/33		200,000	158,125
4.500%, 4/1/56		200,000	134,125
Republic of Peru
4.125%, 8/25/27		75,000	73,383
2.783%, 1/23/31		70,000	60,834
3.550%, 3/10/51		117,000	88,518
Republic of Philippines
2.457%, 5/5/30		200,000	177,000
3.200%, 7/6/46		200,000	153,562
Republic of Poland
5.500%, 11/16/27		25,000	25,931
Republic of Serbia
1.000%, 9/23/28§	EUR	700,000	652,337
Romania Government Bond
2.000%, 4/14/33 (m)		800,000	656,674
Russian Federation
6.100%, 7/18/35*	RUB	6,631,000	22,661
State of Israel Government Bond
2.875%, 3/16/26		$200,000	190,284
State of Qatar
6.400%, 1/20/40 (m)		100,000	115,943
5.103%, 4/23/48§		500,000	505,350
Svensk Exportkredit AB
0.500%, 8/26/25		200,000	187,024

See Notes to Financial Statements.

1536

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
Titulos de Tesoreria
7.500%, 8/26/26	COP	775,200,000	$191,095
5.750%, 11/3/27		272,000,000	62,099
6.000%, 4/28/28		453,200,000	102,966
7.750%, 9/18/30		277,400,000	65,001
United Mexican States
3.750%, 1/11/28		$200,000	192,687
3.250%, 4/16/30		200,000	180,750
4.500%, 1/31/50		400,000	326,125
6.338%, 5/4/53		200,000	203,625

Total Foreign Government Securities			12,487,762

Mortgage-Backed Securities (27.9%)
FHLMC
3.000%, 9/1/27		4,924	4,748
4.170%, 4/1/28		300,000	294,379
4.380%, 5/1/28		800,000	788,208
3.000%, 7/1/28		2,948	2,837
2.500%, 1/1/29		9,391	9,010
3.000%, 1/1/30		9,288	8,948
2.500%, 3/1/30		8,660	8,233
2.500%, 5/1/30		22,580	21,452
3.000%, 5/1/30		18,043	17,384
3.000%, 6/1/30		33,738	32,489
2.500%, 7/1/30		8,261	7,848
3.000%, 7/1/30		18,598	17,909
2.500%, 8/1/30		26,873	25,507
3.000%, 8/1/30		5,902	5,677
2.500%, 9/1/30		34,608	32,838
2.500%, 4/1/31		32,819	31,101
3.500%, 4/1/31		631	615
6.375%, 11/1/31 (l)		634	636
4.090%, 9/1/32		1,976,059	1,897,952
3.000%, 10/1/32		2,501	2,401
3.000%, 11/1/32		3,575	3,432
3.000%, 12/1/32		2,419	2,320
5.500%, 2/1/35		3,940	4,047
4.500%, 2/1/39		8,385	8,380
4.500%, 12/1/39		3,510	3,512
4.000%, 8/1/40		3,685	3,576
4.000%, 9/1/40		8,986	8,732
4.000%, 4/1/41		178	172
4.500%, 5/1/41		17,019	17,026
5.500%, 6/1/41		15,480	16,044
5.000%, 11/1/41		34,101	34,850
3.500%, 4/1/42		31,727	30,106
3.500%, 8/1/42		25,089	23,783
3.500%, 10/1/42		1,662	1,581
3.000%, 3/1/43		21,680	19,992
3.500%, 6/1/43		13,898	13,134
3.500%, 7/1/43		4,760	4,501
4.500%, 9/1/43		27,810	27,758
4.500%, 11/1/43		4,872	4,871
4.500%, 12/1/43		20,615	20,622
3.500%, 1/1/44		8,577	8,136
4.000%, 4/1/44		16,058	15,575
3.500%, 6/1/44		5,649	5,352
4.000%, 7/1/44		4,024	3,903
3.000%, 1/1/45		1,033,846	945,205
3.000%, 7/1/45		557,443	507,906
3.500%, 9/1/45		2,958	2,806
4.000%, 9/1/45		22,867	22,286
4.000%, 12/1/45		8,028	7,819
3.000%, 12/1/46		130,982	119,148
3.500%, 3/1/47		31,986	30,254
4.500%, 4/1/47		51,107	50,868
4.500%, 5/1/47		19,292	19,184
4.500%, 7/1/47		66,540	66,142
3.500%, 10/1/47		41,094	38,908
3.500%, 12/1/47		36,142	34,208
3.500%, 1/1/48		12,815	12,069
4.500%, 7/1/48		163,481	162,563
4.500%, 8/1/48		283,917	282,022
5.000%, 11/1/48		7,648	7,708
4.500%, 4/1/49		30,569	30,302
3.000%, 4/1/50		1,173,101	1,034,966
FHLMC UMBS
3.500%, 1/1/34		36,401	35,210
3.500%, 5/1/35		134,579	130,428
2.000%, 9/1/35		57,846	52,244
2.000%, 1/1/36		124,339	112,686
2.000%, 2/1/36		98,371	88,722
2.000%, 3/1/36		23,072	20,788
1.500%, 4/1/36		256,447	226,070
1.500%, 5/1/36		49,919	44,006
2.000%, 5/1/36		137,532	124,557
2.000%, 3/1/37		326,252	294,578
2.000%, 4/1/37		43,145	38,818
3.000%, 9/1/37		4,554	4,303
3.000%, 6/1/38		89,461	84,798
2.500%, 3/1/41		2,125,676	1,889,411
2.000%, 3/1/42		61,965	52,918
4.000%, 1/1/45		256,068	248,163
4.000%, 9/1/45		264,668	256,023
3.500%, 3/1/46		108,999	103,044
3.500%, 9/1/46		35,303	33,056
4.000%, 1/1/47		28,663	27,725
4.000%, 7/1/47		52,645	50,708
3.500%, 1/1/48		23,213	21,663
4.000%, 1/1/48		66,798	64,278
4.000%, 4/1/48		188,409	183,253
4.000%, 6/1/48		5,115	4,928
4.000%, 8/1/48		47,419	45,941
4.500%, 1/1/49		47,497	46,790
4.000%, 5/1/49		5,484	5,286
4.000%, 7/1/49		20,695	19,921
3.500%, 1/1/50		25,943	24,194
4.000%, 3/1/50		80,570	77,480
3.500%, 6/1/50		69,712	64,882
4.000%, 6/1/50		114,207	109,929
2.500%, 7/1/50		43,097	37,270
3.000%, 7/1/50		17,733	16,061
4.000%, 7/1/50		89,948	86,545
1.500%, 8/1/50		75,487	59,239
2.000%, 8/1/50		24,203	20,080
2.500%, 8/1/50		3,892,852	3,375,013
3.000%, 8/1/50		1,069,354	964,120
2.000%, 9/1/50		63,002	51,854
3.000%, 9/1/50		318,426	288,841
1.500%, 10/1/50		187,935	147,189
2.000%, 11/1/50		45,084	37,530

See Notes to Financial Statements.

1537

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
2.500%, 2/1/51	$330,798	$287,724
4.000%, 2/1/51	62,791	60,422
2.000%, 3/1/51	462,901	380,560
2.000%, 4/1/51	169,919	141,499
2.000%, 5/1/51	81,311	67,609
2.500%, 5/1/51	958,309	830,701
3.000%, 6/1/51	1,588,612	1,416,691
2.000%, 7/1/51	311,970	259,889
3.000%, 7/1/51	102,101	91,945
2.000%, 9/1/51	109,469	90,463
2.000%, 10/1/51	348,202	285,502
3.000%, 10/1/51	103,309	92,355
2.500%, 11/1/51	836,191	723,578
2.000%, 12/1/51	226,598	187,935
2.500%, 12/1/51	407,040	351,495
2.000%, 1/1/52	1,205,709	1,000,647
2.500%, 1/1/52	2,639,398	2,275,601
2.000%, 2/1/52	31,776	26,004
3.000%, 2/1/52	75,305	67,861
3.000%, 3/1/52	1,288,564	1,157,168
2.500%, 4/1/52	232,205	200,409
3.500%, 4/1/52	379,972	348,935
3.500%, 6/1/52	925,952	850,518
4.000%, 6/1/52	173,810	167,233
5.000%, 6/1/52	3,312	3,310
4.500%, 7/1/52	95,290	92,561
5.000%, 7/1/52	57,845	58,046
3.000%, 8/1/52	92,313	82,683
4.000%, 8/1/52	745,646	706,505
4.500%, 8/1/52	26,002	25,249
5.000%, 8/1/52	134,371	134,165
5.000%, 9/1/52	39,869	39,562
4.000%, 10/1/52	197,051	186,645
5.000%, 10/1/52	16,052	16,013
6.000%, 10/1/52	33,659	34,299
4.000%, 11/1/52	1,885,634	1,789,008
5.000%, 11/1/52	44,867	44,518
5.000%, 12/1/52	204,079	202,437
5.000%, 1/1/53	59,219	58,703
5.500%, 1/1/53	95,547	96,090
6.000%, 1/1/53	88,371	89,870
5.000%, 2/1/53	26,281	26,052
6.000%, 2/1/53	47,243	48,044
5.500%, 3/1/53	133,974	134,820
6.000%, 3/1/53	29,848	30,364
6.000%, 4/1/53	52,224	53,178
5.000%, 5/1/53	483,063	478,399
5.500%, 5/1/53	279,269	281,032
6.000%, 5/1/53	173,703	176,975
5.000%, 6/1/53	3,255,737	3,224,303
6.000%, 6/1/53	103,064	105,038
5.000%, 7/1/53	119,300	118,111
5.500%, 8/1/53	23,126	23,257
5.000%, 9/1/53	1,091,605	1,080,770
5.000%, 10/1/53	35,268	34,917
6.500%, 11/1/53	52,135	53,591
3.500%, 12/1/53	400,000	367,226
FNMA
5.865%, 10/1/27 (l)	2,155,115	2,145,768
5.951%, 1/1/28 (l)	1,183	1,183
2.740%, 7/1/29	4,000,000	3,657,320
2.630%, 4/1/32	2,519,000	2,154,391
3.300%, 7/1/32	4,934,970	4,492,269
4.241%, 3/1/33 (l)	3,666	3,554
2.080%, 10/1/33	2,500,000	1,971,930
5.905%, 1/1/36 (l)	16,968	17,196
3.440%, 1/1/37	2,009,412	1,817,666
6.000%, 7/1/39	6,601	6,798
5.580%, 12/1/40 (l)	703	705
4.000%, 1/1/41	4,176	4,018
6.133%, 5/1/44 (l)	565,985	576,999
3.500%, 12/1/44	256,209	237,658
3.500%, 2/1/45	442,968	410,895
3.000%, 4/1/45	306,428	275,612
3.000%, 5/1/45	578,365	520,202
FNMA UMBS
2.500%, 9/1/27	6,672	6,422
2.500%, 4/1/28	2,201	2,111
2.500%, 8/1/28	6,651	6,369
3.500%, 3/1/29	7,552	7,394
3.000%, 4/1/29	11,947	11,527
3.000%, 5/1/29	13,985	13,490
3.000%, 6/1/29	13,492	13,010
3.000%, 9/1/29	12,315	11,872
3.000%, 10/1/29	8,154	7,854
3.000%, 1/1/30	62,968	60,648
2.500%, 2/1/30	3,275	3,126
3.000%, 3/1/30	13,582	13,075
2.500%, 4/1/30	6,906	6,563
3.000%, 4/1/30	11,320	10,895
2.500%, 5/1/30	3,513	3,338
3.000%, 5/1/30	5,860	5,639
2.500%, 7/1/30	13,025	12,358
3.000%, 7/1/30	25,492	24,503
2.500%, 8/1/30	37,928	36,024
3.000%, 8/1/30	57,842	55,600
3.500%, 8/1/30	8,974	8,743
2.500%, 9/1/30	20,925	19,822
3.000%, 9/1/30	26,540	25,509
2.500%, 11/1/30	40,196	38,072
2.500%, 3/1/31	3,746	3,595
3.000%, 3/1/31	3,717	3,569
2.500%, 6/1/31	12,988	12,270
2.500%, 7/1/31	9,109	8,599
2.500%, 8/1/31	1,105	1,045
3.000%, 8/1/31	62,072	59,599
4.000%, 8/1/31	3,038	3,022
3.000%, 9/1/31	9,355	8,980
2.000%, 10/1/31	3,619	3,355
2.500%, 10/1/31	71,511	67,460
2.000%, 11/1/31	48,111	44,592
2.500%, 11/1/31	31,069	29,308
2.000%, 12/1/31	5,051	4,677
2.500%, 2/1/32	2,120	1,998
2.000%, 3/1/32	34,541	31,966
2.500%, 3/1/32	8,890	8,367
3.500%, 4/1/32	94,633	92,139
3.500%, 5/1/32	66,205	64,460
3.000%, 6/1/32	18,262	17,619
2.500%, 8/1/32	49,471	46,618
3.000%, 9/1/32	15,605	14,984
2.500%, 2/1/33	85,767	81,253

See Notes to Financial Statements.

1538

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
4.000%, 10/1/33	$17,115	$16,978
6.000%, 2/1/34	10,767	11,114
5.500%, 5/1/34	47,907	49,077
6.000%, 8/1/34	5,818	6,014
3.000%, 9/1/34	784,737	746,528
3.500%, 12/1/34	575,600	552,811
5.000%, 2/1/35	51,593	52,399
5.500%, 2/1/35	30,708	31,509
6.000%, 4/1/35	94,491	97,421
3.000%, 8/1/35	59,480	56,513
5.000%, 9/1/35	3,148	3,189
2.500%, 10/1/35	116,988	108,584
2.500%, 12/1/35	392,381	362,919
3.000%, 12/1/35	52,223	49,566
5.500%, 12/1/35	16,278	16,717
4.000%, 1/1/36	24,131	23,481
2.000%, 2/1/36	27,015	24,365
1.500%, 3/1/36	28,182	24,844
2.000%, 3/1/36	56,429	50,788
2.000%, 4/1/36	48,396	43,830
1.500%, 5/1/36	45,412	40,033
2.000%, 5/1/36	322,561	292,129
3.000%, 5/1/36	29,021	27,556
1.500%, 6/1/36	161,466	142,340
2.000%, 7/1/36	54,511	49,164
3.000%, 10/1/36	1,909	1,810
2.000%, 11/1/36	24,303	21,988
3.000%, 11/1/36	21,332	20,220
1.500%, 12/1/36	103,147	90,704
3.000%, 12/1/36	34,373	32,549
2.000%, 1/1/37	23,781	21,515
1.500%, 2/1/37	46,869	41,245
2.000%, 2/1/37	163,439	147,618
2.000%, 3/1/37	110,018	98,968
2.000%, 4/1/37	72,908	65,643
6.000%, 2/1/38	3,557	3,717
6.000%, 3/1/38	1,734	1,812
6.000%, 5/1/38	4,703	4,914
6.000%, 10/1/38	1,364	1,421
6.000%, 12/1/38	2,306	2,409
5.500%, 1/1/39	8,953	9,279
4.500%, 7/1/39	122,991	122,901
5.500%, 9/1/39	16,531	17,130
5.500%, 12/1/39	13,454	13,953
5.500%, 3/1/40	1,378	1,430
6.500%, 5/1/40	38,962	41,251
4.500%, 7/1/40	10,677	10,669
4.000%, 9/1/40	16,068	15,599
2.000%, 12/1/40	85,745	73,628
4.000%, 12/1/40	254,020	246,236
5.500%, 4/1/41	2,678	2,783
4.500%, 5/1/41	869	868
4.500%, 7/1/41	1,605	1,604
5.000%, 7/1/41	48,978	49,998
5.000%, 8/1/41	1,329	1,357
4.500%, 9/1/41	8,118	8,111
4.500%, 10/1/41	3,352	3,349
1.500%, 11/1/41	1,397,951	1,147,721
1.500%, 12/1/41	706,889	577,707
3.500%, 1/1/42	14,956	14,188
4.000%, 1/1/42	29,806	28,869
2.000%, 2/1/42	428,962	366,331
2.000%, 3/1/42	487,977	416,729
2.000%, 4/1/42	56,351	48,124
3.500%, 4/1/42	6,694	6,338
3.500%, 5/1/42	618	584
4.000%, 5/1/42	32,252	31,210
3.500%, 6/1/42	1,646	1,559
3.500%, 7/1/42	2,137	2,020
2.000%, 8/1/42	205,867	175,809
4.500%, 8/1/42	7,842	7,835
4.500%, 9/1/42	11,617	11,609
3.000%, 3/1/43	107,765	99,087
3.000%, 4/1/43	60,348	55,483
3.000%, 5/1/43	48,855	44,935
3.000%, 6/1/43	25,617	23,571
4.500%, 9/1/43	13,700	13,659
4.500%, 11/1/43	75,712	75,886
4.500%, 12/1/43	12,496	12,459
5.000%, 12/1/43	86,657	88,482
4.500%, 1/1/44	15,485	15,429
4.500%, 6/1/44	106,205	106,151
3.000%, 10/1/44	901,415	828,581
4.000%, 12/1/44	18,861	18,224
3.500%, 2/1/45	149,534	141,466
4.500%, 7/1/45	29,949	29,831
4.000%, 8/1/45	7,920	7,658
4.500%, 11/1/45	51,855	51,703
4.500%, 12/1/45	23,437	23,404
3.000%, 6/1/46	10,647	9,721
4.500%, 7/1/46	98,606	98,710
3.000%, 8/1/46	1,490	1,360
3.000%, 9/1/46	24,931	22,714
3.000%, 11/1/46	2,266	2,059
3.500%, 11/1/46	7,106	6,676
4.000%, 11/1/46	16,116	15,518
3.000%, 12/1/46	1,068,810	968,551
2.500%, 2/1/47	850,651	750,520
3.000%, 2/1/47	46,606	42,356
4.000%, 3/1/47	874,592	832,248
3.000%, 4/1/47	1,086,090	983,995
4.000%, 4/1/47	2,738	2,645
3.500%, 5/1/47	31,077	29,205
4.000%, 6/1/47	52,107	50,158
4.000%, 7/1/47	72,081	69,451
4.000%, 8/1/47	26,078	25,192
4.000%, 9/1/47	49,195	47,354
4.000%, 10/1/47	52,677	50,716
4.500%, 10/1/47	7,201	7,150
3.500%, 11/1/47	38,217	35,677
4.500%, 11/1/47	60,137	59,647
3.500%, 12/1/47	38,340	35,791
3.500%, 1/1/48	61,949	58,054
4.000%, 1/1/48	151,234	145,848
4.500%, 1/1/48	58,678	58,172
3.500%, 2/1/48	17,603	16,428
3.500%, 3/1/48	127,557	119,039
3.500%, 4/1/48	6,925	6,549
4.000%, 4/1/48	3,437	3,307
4.500%, 4/1/48	22,774	22,642
4.000%, 5/1/48	3,920	3,772
4.500%, 5/1/48	411,050	408,426

See Notes to Financial Statements.

1539

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
3.500%, 6/1/48	$643,550	$600,574
4.000%, 6/1/48	2,880	2,771
4.000%, 7/1/48	16,809	16,191
4.500%, 7/1/48	435,726	430,137
4.000%, 8/1/48	39,631	38,254
4.500%, 8/1/48	47,627	47,260
5.000%, 8/1/48	3,788	3,808
4.000%, 9/1/48	18,459	17,751
5.000%, 9/1/48	12,880	12,959
4.000%, 10/1/48	80,696	77,736
4.500%, 11/1/48	37,434	37,064
4.000%, 1/1/49	77,045	74,475
4.500%, 2/1/49	138,680	137,309
4.000%, 5/1/49	149,726	144,732
4.500%, 5/1/49	288,091	285,964
5.000%, 5/1/49	35,908	36,100
3.500%, 6/1/49	833,994	778,561
4.000%, 9/1/49	75,722	72,771
4.500%, 9/1/49	8,113	7,992
4.000%, 3/1/50	180,636	173,694
4.000%, 5/1/50	70,086	67,442
4.000%, 6/1/50	71,946	68,771
2.500%, 7/1/50	918,417	796,756
2.000%, 8/1/50	3,421,843	2,820,648
2.500%, 8/1/50	613,894	532,185
3.000%, 8/1/50	188,994	169,545
4.000%, 8/1/50	46,919	45,178
2.000%, 9/1/50	140,128	115,333
4.000%, 9/1/50	105,173	101,104
1.500%, 10/1/50	196,599	153,974
2.000%, 10/1/50	190,415	156,722
2.500%, 10/1/50	1,368,910	1,185,958
1.500%, 11/1/50	170,723	133,708
2.000%, 11/1/50	27,094	22,300
2.500%, 11/1/50	170,306	148,131
4.000%, 11/1/50	36,771	35,453
2.000%, 12/1/50	157,765	130,916
2.000%, 1/1/51	1,855,979	1,525,836
2.500%, 1/1/51	44,446	38,478
3.500%, 1/1/51	1,596,667	1,481,561
4.000%, 1/1/51	242,809	233,478
2.000%, 2/1/51	233,594	192,042
1.500%, 3/1/51	229,310	179,307
2.000%, 3/1/51	122,674	101,731
4.000%, 3/1/51	112,285	107,873
2.000%, 4/1/51	254,808	211,908
4.000%, 5/1/51	823,279	791,877
3.000%, 6/1/51	2,044,429	1,823,179
2.000%, 8/1/51	1,304,569	1,070,345
4.000%, 8/1/51	123,071	118,390
2.500%, 9/1/51	2,273,386	1,961,952
3.500%, 9/1/51	1,594,748	1,470,934
4.000%, 10/1/51	453,158	434,843
2.000%, 11/1/51	1,475,362	1,214,681
2.500%, 11/1/51	607,957	522,206
3.000%, 11/1/51	230,483	205,828
2.000%, 12/1/51	535,500	442,586
2.500%, 12/1/51	1,100,183	937,159
3.000%, 12/1/51	101,837	91,325
3.500%, 12/1/51	3,868,994	3,602,464
2.000%, 1/1/52	509,505	423,066
2.500%, 1/1/52	1,784,286	1,540,533
2.000%, 2/1/52	1,015,068	837,614
2.500%, 2/1/52	462,841	399,732
2.000%, 3/1/52	725,632	600,349
3.000%, 3/1/52	211,309	189,266
3.000%, 4/1/52	51,074	45,826
4.000%, 4/1/52	91,769	87,817
3.000%, 5/1/52	80,226	71,531
4.000%, 5/1/52	454,277	436,937
4.000%, 6/1/52	91,411	87,441
3.500%, 7/1/52	292,156	268,355
4.500%, 7/1/52	14,132	13,727
5.000%, 7/1/52	122,332	122,669
3.500%, 8/1/52	354,101	325,143
4.500%, 8/1/52	3,702,924	3,596,898
3.500%, 9/1/52	534,432	490,727
4.000%, 10/1/52	90,710	86,863
5.000%, 1/1/53	186,634	184,957
5.500%, 1/1/53	143,735	144,797
6.000%, 1/1/53	121,558	123,620
3.500%, 3/1/53	47,701	43,797
5.000%, 3/1/53	183,413	181,734
5.000%, 4/1/53	1,175,725	1,165,053
6.000%, 4/1/53	65,776	67,015
4.500%, 5/1/53	470,542	457,914
5.000%, 5/1/53	3,298,022	3,265,819
5.500%, 5/1/53	360,037	362,276
6.000%, 5/1/53	210,341	214,213
5.000%, 6/1/53	84,615	83,771
5.500%, 6/1/53	102,475	103,122
5.000%, 7/1/53	584,095	580,462
6.000%, 7/1/53	174,583	177,926
5.000%, 8/1/53	94,747	93,887
6.000%, 8/1/53	327,906	333,263
6.500%, 8/1/53	165,966	170,599
6.500%, 10/1/53	117,984	121,277
5.000%, 11/1/53	2,168,103	2,146,493
5.000%, 12/1/53	821,256	813,070
FNMA/FHLMC UMBS, 15 Year, Single Family
2.000%, 1/25/39 TBA	18,688	16,758
2.500%, 1/25/39 TBA	139,600	128,792
3.000%, 1/25/39 TBA	1,000	944
4.000%, 1/25/39 TBA	81,000	79,443
4.500%, 1/25/39 TBA	157,000	156,203
FNMA/FHLMC UMBS, 30 Year, Single Family
3.000%, 1/25/54 TBA	453,569	401,763
3.500%, 1/25/54 TBA	102,418	94,080
4.000%, 1/25/54 TBA	7,700,000	7,289,735
4.500%, 1/25/54 TBA	2,941,200	2,854,343
5.000%, 1/25/54 TBA	6,086,000	6,027,042
5.500%, 1/25/54 TBA	6,705,967	6,741,069
6.500%, 1/25/54 TBA	490,900	503,019
2.500%, 2/25/54 TBA	5,000,000	4,268,359
3.000%, 2/25/54 TBA	21,600,000	19,158,187
3.500%, 2/25/54 TBA	17,400,000	15,998,484
4.000%, 2/25/54 TBA	9,400,000	8,908,336
4.500%, 2/25/54 TBA	6,100,000	5,924,625
5.000%, 2/25/54 TBA	5,000,000	4,954,297
5.500%, 2/25/54 TBA	6,400,000	6,435,250
3.000%, 3/25/54 TBA	8,400,000	7,459,594

See Notes to Financial Statements.

1540

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
GNMA
3.625%, 7/20/27 (l)	$180	$177
5.500%, 4/15/33	390	399
5.000%, 12/15/38	2,641	2,670
4.000%, 4/20/39	1,050	1,027
5.000%, 7/15/39	7,953	8,040
4.000%, 7/20/39	2,470	2,417
5.000%, 10/20/39	2,618	2,660
4.500%, 12/20/39	1,031	1,029
4.500%, 1/20/40	1,246	1,243
4.500%, 2/20/40	1,030	1,027
4.500%, 5/20/40	86	86
4.000%, 10/20/40	13,210	12,922
4.000%, 11/20/40	40,292	39,407
5.000%, 12/15/40	9,788	9,917
4.000%, 12/20/40	16,166	15,812
4.000%, 1/20/41	13,951	13,644
4.000%, 3/15/41	10,488	10,174
4.500%, 7/20/41	6,007	5,998
3.500%, 1/15/42	8,425	7,958
4.500%, 2/15/42	74,827	74,097
5.000%, 7/20/42	7,126	7,236
3.500%, 4/15/43	11,232	10,591
3.500%, 4/20/43	28,134	26,775
3.500%, 2/20/44	89,043	84,619
5.000%, 7/20/44	981	998
4.000%, 10/20/44	433	422
3.500%, 1/20/45	187,974	175,072
3.000%, 2/15/45	20,628	18,952
3.500%, 5/20/45	17,774	16,848
3.000%, 7/15/45	164,073	151,248
4.000%, 8/20/45	238,197	232,174
3.500%, 4/20/46	349,387	330,648
3.500%, 5/20/46	16,641	15,733
3.500%, 6/20/46	205,101	193,909
3.500%, 7/20/46	71,545	67,551
3.500%, 9/20/46	245,073	231,393
3.500%, 10/20/46	35,989	33,811
4.000%, 5/20/47	3,531	3,433
4.000%, 6/20/47	33,643	32,677
4.000%, 11/20/47	38,998	37,878
4.000%, 12/20/47	19,112	18,539
4.500%, 9/20/48	15,734	15,564
5.000%, 1/20/49	3,508	3,523
5.000%, 2/20/49	155,045	155,693
4.500%, 3/20/49	67,737	66,772
5.000%, 6/20/49	140,924	141,512
5.000%, 7/20/49	40,297	40,528
3.500%, 11/15/49	6,232	5,856
5.000%, 12/20/49	35,732	36,004
3.500%, 2/15/50	111,465	104,738
4.500%, 4/20/50	24,642	24,208
4.000%, 5/20/50	12,552	12,098
2.000%, 8/20/50	512,749	434,436
2.000%, 11/20/50	87,383	74,036
2.000%, 1/20/51	1,100,579	932,485
2.000%, 2/20/51	89,312	75,671
2.500%, 3/20/51	1,838,151	1,596,008
2.500%, 4/20/51	2,271,798	1,977,105
3.000%, 6/20/51	562,601	511,133
2.500%, 8/20/51	1,724,712	1,502,903
3.000%, 8/20/51	675,975	613,237
2.500%, 10/20/51	260,201	227,916
2.500%, 12/20/51	179,388	157,130
3.000%, 12/20/51	184,249	167,379
2.500%, 5/20/52	415,123	363,616
2.500%, 6/20/52	324,775	284,580
2.500%, 7/20/52	211,887	185,796
2.500%, 12/20/52	36,635	32,112
2.500%, 1/20/53	118,946	104,262
2.000%, 1/15/54 TBA	995,400	843,524
2.500%, 1/15/54 TBA	770,714	675,579
3.000%, 1/15/54 TBA	629,769	570,925
3.500%, 1/15/54 TBA	532,000	495,841
4.000%, 1/15/54 TBA	623,500	595,832
4.500%, 1/15/54 TBA	702,000	685,547
5.000%, 1/15/54 TBA	788,000	783,444
5.500%, 1/15/54 TBA	677,000	681,390
6.000%, 1/15/54 TBA	503,000	511,292
6.500%, 1/15/54 TBA	361,000	369,517

Total Mortgage-Backed Securities		234,881,908

Municipal Bonds (0.3%)
American Municipal Power, Inc.
8.084%, 2/15/50	55,000	74,335
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series BB 5.882%, 6/15/44	60,000	66,786
City of San Antonio, Electric & Gas Systems, Revenue Bonds, Series 2010A 5.808%, 2/1/41	60,000	64,407
County of Los Angeles Unified School District, General Obligation Bonds 6.758%, 7/1/34	80,000	90,363
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A 6.637%, 4/1/57	44,000	50,208
Los Angeles Community College District 6.600%, 8/1/42	25,000	29,897
Louisiana Local Government Environmental Facilities & Community Development Authority Systems, Series 2023 5.198%, 12/1/39	500,000	514,486
Metropolitan Transportation Authority, Revenue Bonds, Series 2010E 6.814%, 11/15/40	55,000	60,938
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F 7.414%, 1/1/40	75,000	93,448

See Notes to Financial Statements.

1541

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
New York & New Jersey Port Authority, Consolidated Bonds, Series 181 4.960%, 8/1/46	$40,000	$38,958
New York State Dormitory Authority 5.389%, 3/15/40	45,000	46,523
Sales Tax Securitization Corp. 3.057%, 1/1/34	600,000	512,017
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1 7.043%, 4/1/50	60,000	75,947
State of California Federally Taxable General Obligation Refunding Bonds Various Purpose 4.600%, 4/1/38	100,000	96,410
State of California, Various Purposes, General Obligation Bonds, Series 2009 7.550%, 4/1/39	130,000	164,139
State of Illinois, General Obligation Bonds 5.100%, 6/1/33	270,000	267,149
State of Texas 5.517%, 4/1/39	80,000	85,678
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, Series 2023 5.169%, 4/1/41	300,000	310,016
University of California 0.883%, 5/15/25	35,000	33,204
University of California, General Revenue Bonds, Series 2012-AD 4.858%, 5/15/12	57,000	53,659

Total Municipal Bonds		2,728,568

Supranational (0.7%)
African Development Bank
0.875%, 3/23/26	150,000	139,130
Asian Development Bank
1.000%, 4/14/26	100,000	93,026
2.625%, 1/12/27	50,000	47,883
1.500%, 1/20/27	350,000	324,102
1.875%, 1/24/30	200,000	176,864
3.875%, 9/28/32	160,000	157,637
4.000%, 1/12/33	85,000	84,572
3.875%, 6/14/33	100,000	98,659
Asian Infrastructure Investment Bank (The)
0.500%, 5/28/25	100,000	94,225
3.375%, 6/29/25	200,000	196,074
Corp. Andina de Fomento
5.250%, 11/21/25	100,000	100,107
Council of Europe Development Bank
0.875%, 9/22/26	50,000	45,757
3.625%, 1/26/28	25,000	24,643
European Bank for Reconstruction & Development
0.500%, 1/28/26 (x)	200,000	185,104
European Investment Bank
1.875%, 2/10/25	100,000	97,053
1.625%, 3/14/25 (x)	100,000	96,507
0.625%, 7/25/25	250,000	235,781
2.125%, 4/13/26	75,000	71,666
0.750%, 10/26/26	139,000	126,742
4.500%, 10/16/28	125,000	127,866
1.750%, 3/15/29	53,000	47,547
1.625%, 10/9/29	55,000	48,441
0.750%, 9/23/30	100,000	81,284
European Union
2.500%, 10/4/52 (m)	170,000	166,547
3.000%, 3/4/53 (m)	165,000	178,398
Inter-American Development Bank
2.125%, 1/15/25	100,000	97,426
0.625%, 7/15/25	500,000	471,276
4.500%, 5/15/26	180,000	181,196
2.250%, 6/18/29	50,000	45,590
Inter-American Investment Corp.
4.125%, 2/15/28	50,000	49,955
International Bank for Reconstruction & Development
0.375%, 7/28/25	100,000	93,822
2.500%, 7/29/25	75,000	72,773
3.125%, 11/20/25	25,000	24,432
1.875%, 10/27/26	150,000	141,127
3.125%, 6/15/27	200,000	193,795
0.750%, 11/24/27	95,000	83,791
4.625%, 8/1/28	80,000	82,079
1.125%, 9/13/28	200,000	175,624
4.000%, 7/25/30	180,000	179,821
0.750%, 8/26/30	170,000	137,617
1.625%, 11/3/31	238,000	199,627
International Finance Corp.
0.750%, 10/8/26	80,000	72,985
0.750%, 8/27/30	100,000	80,944
Nordic Investment Bank
4.375%, 3/14/28	200,000	202,877

Total Supranational		5632372

U.S. Government Agency Securities (2.0%)
FFCB
5.125%, 10/10/25	250,000	253,116
1.040%, 1/25/29	250,000	213,806
1.380%, 1/14/31	250,000	203,770
FHLB
5.000%, 2/28/25	350,000	351,061
0.375%, 9/4/25	120,000	112,230
4.625%, 11/17/26	250,000	253,675
4.000%, 6/30/28	100,000	100,503
3.250%, 11/16/28	250,000	243,702
FHLMC
5.300%, 2/24/25	1,900,000	1,897,324
5.680%, 4/3/25	1,200,000	1,200,000
5.730%, 4/3/25	1,200,000	1,200,000
5.375%, 4/24/25	800,000	799,439
0.375%, 9/23/25	230,000	214,722
0.650%, 10/22/25	2,600,000	2,427,605
0.650%, 10/27/25	2,600,000	2,425,260
0.800%, 10/28/26	2,600,000	2,361,148

See Notes to Financial Statements.

1542

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
FNMA
0.625%, 4/22/25	$430,000	$408,540
0.500%, 6/17/25	250,000	235,956
0.375%, 8/25/25	240,000	224,429
2.125%, 4/24/26	110,000	105,128
1.875%, 9/24/26	100,000	94,345
0.750%, 10/8/27	250,000	222,169
0.875%, 8/5/30	500,000	408,122
Tennessee Valley Authority
0.750%, 5/15/25	335,000	318,138
3.875%, 3/15/28	38,000	37,859

Total U.S. Government Agency Securities		16,312,047

U.S. Treasury Obligations (33.2%)
U.S. Treasury Bonds
6.875%, 8/15/25	200,000	207,344
6.750%, 8/15/26	100,000	106,250
4.250%, 5/15/39	132,000	136,290
4.500%, 8/15/39	1,323,000	1,403,207
4.375%, 11/15/39	908,000	947,867
4.625%, 2/15/40	626,000	671,581
1.125%, 5/15/40	755,000	487,801
4.375%, 5/15/40	557,400	580,044
1.125%, 8/15/40	755,000	483,200
3.875%, 8/15/40	526,000	513,918
1.375%, 11/15/40	5,995,000	3,987,612
4.250%, 11/15/40	526,000	537,260
1.875%, 2/15/41	2,300,000	1,658,156
4.375%, 5/15/41	3,200,000	3,305,000
3.250%, 5/15/42	2,100,000	1,847,672
4.000%, 11/15/42	456,400	444,776
3.125%, 2/15/43	780,000	668,484
2.875%, 5/15/43	2,680,000	2,205,975
3.625%, 8/15/43	2,276,900	2,098,661
4.375%, 8/15/43	1,100,000	1,126,469
3.750%, 11/15/43	1,976,900	1,851,799
4.750%, 11/15/43 (x)	19,300,000	20,756,548
3.625%, 2/15/44	1,300,000	1,193,969
3.375%, 5/15/44	1,200,000	1,060,313
3.125%, 8/15/44	1,357,500	1,151,966
3.000%, 11/15/44	1,000,000	829,687
2.500%, 2/15/45	1,541,000	1,169,715
3.000%, 5/15/45	300,000	248,063
2.875%, 8/15/45	1,800,000	1,454,625
2.250%, 8/15/46	600,000	427,875
2.875%, 11/15/46	357,000	286,660
3.000%, 5/15/47	1,385,900	1,135,572
2.750%, 11/15/47	1,798,200	1,404,563
3.000%, 2/15/48	2,300,000	1,880,250
3.000%, 2/15/49#	2,791,500	2,279,871
2.875%, 5/15/49	1,300,000	1,036,750
2.250%, 8/15/49	925,000	648,223
1.375%, 8/15/50	2,000	1,119
1.625%, 11/15/50	549,500	328,584
1.875%, 2/15/51	367,000	233,618
2.375%, 5/15/51	857,500	614,050
1.875%, 11/15/51	502,000	318,535
2.250%, 2/15/52	7,000	4,869
2.875%, 5/15/52	116,000	92,673
3.000%, 8/15/52	926,400	760,082
4.000%, 11/15/52	502,000	497,137
3.625%, 2/15/53	1,142,000	1,058,491
3.625%, 5/15/53 (z)	1,387,000	1,287,526
4.125%, 8/15/53#	510,000	517,730
4.750%, 11/15/53	12,800,000	14,408,000
U.S. Treasury Inflation Linked Bonds
0.750%, 2/15/45 TIPS	391,968	308,307
1.000%, 2/15/49 TIPS	122,269	99,038
0.250%, 2/15/50 TIPS	359,016	235,716
0.125%, 2/15/51 TIPS	354,525	221,218
0.125%, 2/15/52 TIPS	110,524	68,387
U.S. Treasury Inflation Linked Notes
0.500%, 4/15/24 TIPS	487,964	482,003
0.125%, 10/15/24 TIPS	2,398,380	2,346,304
0.250%, 1/15/25 TIPS	4,546,465	4,412,855
1.250%, 4/15/28 TIPS (z)	7,282,754	7,104,099
0.125%, 7/15/31 TIPS	2,181,086	1,944,745
0.125%, 1/15/32 TIPS	332,973	293,381
0.625%, 7/15/32 TIPS	1,800,181	1,650,119
1.375%, 7/15/33 TIPS	2,461,712	2,394,399
U.S. Treasury Notes
2.125%, 7/31/24	5,300,000	5,209,113
1.500%, 11/30/24	16,000	15,517
4.500%, 11/30/24	122,000	121,538
1.750%, 12/31/24	2,708,300	2,628,003
1.125%, 1/15/25 (x)	1,750,000	1,685,742
1.375%, 1/31/25	352,000	339,625
4.125%, 1/31/25	1,000,000	993,711
2.000%, 2/15/25	962,000	933,441
4.625%, 2/28/25	161,000	160,862
1.750%, 3/15/25	75,000	72,475
0.500%, 3/31/25	300,000	285,234
3.875%, 3/31/25	1,152,000	1,141,875
2.625%, 4/15/25	1,114,900	1,087,376
0.375%, 4/30/25	4,491,000	4,249,959
3.875%, 4/30/25	220,000	218,015
2.125%, 5/15/25	1,653,000	1,600,246
4.250%, 5/31/25	865,000	861,756
4.625%, 6/30/25	500,000	501,211
3.000%, 7/15/25	87,000	85,100
0.250%, 7/31/25	1,947,000	1,823,335
4.750%, 7/31/25	500,000	502,305
2.000%, 8/15/25	800,000	769,813
3.125%, 8/15/25	181,000	177,394
0.250%, 8/31/25	1,200,000	1,120,406
5.000%, 9/30/25	500,000	505,156
5.000%, 10/31/25	1,000,000	1,011,562
2.250%, 11/15/25	900,000	866,848
0.375%, 11/30/25	1,160,000	1,077,305
4.875%, 11/30/25	749,000	756,899
4.000%, 12/15/25	2,459,000	2,446,321
0.375%, 12/31/25	1,250,000	1,158,643
3.875%, 1/15/26	700,000	694,805
0.375%, 1/31/26	3,100,000	2,862,898
1.625%, 2/15/26	3,125,000	2,961,182
0.500%, 2/28/26	4,035,400	3,728,016
4.625%, 3/15/26	322,000	324,868
3.750%, 4/15/26	79,000	78,259
0.750%, 4/30/26	4,805,000	4,445,376
2.375%, 4/30/26	650,000	624,457
1.625%, 5/15/26	6,950,000	6,556,890

See Notes to Financial Statements.

1543

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount		Value (Note 1)
3.625%, 5/15/26		$1,110,000	$1,097,426
0.750%, 5/31/26		3,468,000	3,201,397
4.125%, 6/15/26		561,000	561,044
0.875%, 6/30/26		3,004,000	2,777,527
4.500%, 7/15/26		1,204,000	1,215,570
0.625%, 7/31/26		1,950,000	1,786,383
1.500%, 8/15/26		8,103,000	7,582,002
4.625%, 9/15/26		336,000	340,751
0.875%, 9/30/26		1,800,000	1,653,328
4.625%, 10/15/26		828,000	840,549
2.000%, 11/15/26		3,118,000	2,948,946
1.500%, 1/31/27		71,000	65,930
2.250%, 2/15/27		3,625,000	3,440,918
0.625%, 3/31/27		1,000,000	898,984
2.375%, 5/15/27		2,510,000	2,384,500
0.500%, 5/31/27		2,228,000	1,984,313
0.500%, 6/30/27		750,000	666,328
2.250%, 8/15/27		4,175,000	3,937,873
0.500%, 8/31/27		2,515,600	2,223,358
0.375%, 9/30/27		281,500	246,994
4.125%, 9/30/27		13,000	13,089
2.250%, 11/15/27		4,710,000	4,429,976
0.625%, 11/30/27		875,000	771,504
3.875%, 11/30/27		500,000	499,141
0.625%, 12/31/27		800,000	703,625
3.875%, 12/31/27		861,000	860,058
3.500%, 1/31/28		1,100,000	1,083,242
2.750%, 2/15/28		3,110,000	2,973,452
4.000%, 2/29/28		1,000,000	1,003,906
1.250%, 3/31/28		500,000	448,672
3.625%, 3/31/28		760,000	752,103
3.500%, 4/30/28		500,000	492,422
2.875%, 5/15/28		1,010,000	969,127
3.625%, 5/31/28		650,000	643,602
1.250%, 6/30/28		500,000	446,133
4.000%, 6/30/28		2,000,000	2,011,094
4.125%, 7/31/28		1,023,000	1,034,269
2.875%, 8/15/28		3,020,000	2,891,886
4.375%, 8/31/28		1,250,000	1,277,539
4.625%, 9/30/28		250,000	258,262
4.875%, 10/31/28		301,000	314,427
3.125%, 11/15/28		3,728,000	3,604,219
4.375%, 11/30/28 (x)		3,512,000	3,597,056
3.750%, 12/31/28		850,000	846,812
2.625%, 2/15/29 (x)		2,224,000	2,096,120
2.375%, 5/15/29		3,630,000	3,368,810
3.875%, 9/30/29		16,000	15,988
4.000%, 10/31/29		500,000	503,008
1.750%, 11/15/29		530,000	473,646
3.875%, 11/30/29		500,000	499,727
3.875%, 12/31/29		952,000	951,554
3.500%, 1/31/30		600,000	587,578
1.500%, 2/15/30		1,851,000	1,614,274
4.000%, 2/28/30		500,000	503,047
3.625%, 3/31/30		500,000	492,891
3.500%, 4/30/30		750,000	733,945
0.625%, 5/15/30		1,575,000	1,288,916
3.750%, 5/31/30		550,000	545,832
3.750%, 6/30/30		400,000	396,938
4.000%, 7/31/30		601,000	605,038
0.625%, 8/15/30		1,500,000	1,218,047
4.125%, 8/31/30		96,800	98,161
4.625%, 9/30/30		256,000	267,200
4.875%, 10/31/30		147,000	155,728
0.875%, 11/15/30		1,900,000	1,563,047
4.375%, 11/30/30		676,000	696,280
3.750%, 12/31/30		1,250,000	1,241,211
1.125%, 2/15/31		2,400,000	2,005,875
1.625%, 5/15/31		3,651,000	3,135,296
1.250%, 8/15/31		4,198,000	3,479,749
1.375%, 11/15/31		2,500,000	2,079,297
1.875%, 2/15/32		3,200,000	2,755,500
2.875%, 5/15/32		1,660,900	1,541,782
2.750%, 8/15/32		4,179,000	3,833,580
4.125%, 11/15/32		846,000	861,334
3.500%, 2/15/33		750,000	728,555
3.375%, 5/15/33		1,713,000	1,647,424
3.875%, 8/15/33		1,936,000	1,937,513
4.500%, 11/15/33		2,824,000	2,970,054

Total U.S. Treasury Obligations			279,273,220

Total Long-Term Debt Securities (110.4%) (Cost $1,007,569,956)			928,341,847

SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
AT&T, Inc.
5.81%, 3/19/24 (n)(p)§		600,000	592,443

Foreign Government Treasury Bills (0.1%)
Federative Republic of Brazil
18.41%, 1/1/24 (p)	BRL	400,000	82,304
0.00%, 7/1/24 (p)		1,700,000	332,929

Total Foreign Government Treasury Bills			415,233

	Number of Shares		Value (Note 1)
Investment Companies (1.9%)
BlackRock Liquidity FedFund, Institutional Shares 5.26% (7 day yield) (xx)		4,020,112	4,020,112
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)		1,409,738	1,409,738
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)		3,660,021	3,660,021
JPMorgan Prime Money Market Fund, IM Shares 5.66% (7 day yield)		5,253,952	5,258,156
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)		2,000,000	2,000,000

Total Investment Companies			16,348,027

See Notes to Financial Statements.

1544

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Principal Amount	Value (Note 1)
U.S. Treasury Obligation (0.3%)
U.S. Treasury Bills
5.13%, 3/21/24 (p)(v)	$2,900,000	$2,866,927

Total Short-Term Investments (2.4%) (Cost $20,218,547)		20,222,630

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
3 Month SOFR 03/15/2024 at USD 94.94, American Style Notional Amount: USD 51,000,000 Exchange Traded*	204	82,875

Put Options Purchased (0.0%)†
Future Interest Rate Options (0.0%)†
U.S. Treasury 2 Year Note 01/26/2024 at USD 102.50, American Style Notional Amount: USD 600,000 Exchange Traded*	3	656
U.S. Treasury 2 Year Note 02/23/2024 at USD 102.50, American Style Notional Amount: USD 800,000 Exchange Traded*	4	1,625

		2,281

Total Options Purchased (0.0%)† (Cost $52,647)		85,156

Total Investments Before Securities Sold Short (112.8%) (Cost $1,027,841,150)		948,649,633

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
Mortgage-Backed Securities (-0.5%)
FNMA/FHLMC UMBS, 15 Year, Single Family
1.500%, 1/25/39 TBA	$(211,135)	(183,984)
3.500%, 1/25/39 TBA	(40,000)	(38,535)
FNMA/FHLMC UMBS, 30 Year, Single Family
1.500%, 1/25/54 TBA	(293,000)	(228,449)
2.000%, 1/25/54 TBA	(390,992)	(319,911)
2.500%, 1/25/54 TBA	(1,402,500)	(1,195,412)
4.000%, 1/25/54 TBA	(2,309,100)	(2,186,068)
6.000%, 1/25/54 TBA	(332,500)	(337,851)

Total Securities Sold Short (-0.5%) (Proceeds Received $4,334,965)		(4,490,210)

Total Investments after Securities Sold Short (112.3%) (Cost $1,023,506,185)		944,159,423
Other Assets Less Liabilities (-12.3%)		(103,280,195)

Net Assets (100%)		$840,879,228

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2023, the market value of these securities amounted to $129,535,374 or 15.4% of net assets.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $429,544.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of December 31, 2023. Maturity date disclosed is the ultimate maturity date.
(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of December 31, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $7,887,762 or 0.9% of net assets.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.
(r)	Fair value determined using significant unobservable inputs.
(v)	All, or a portion of security held by broker as collateral for forward foreign currency contracts, with a total collateral value of $181,902.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $29,686,338. This was collateralized by $19,277,469 of various U.S. Government Treasury Securities, ranging from 0.000% - 5.515%, maturing 4/30/24 - 5/15/53 and by cash of $11,089,871 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of December 31, 2023.

(z)	All or a portion of the Security is held as a Sale-Buyback position. See Note 1

Glossary:

ARM	— Adjustable Rate Mortgage
ARS	— Argentine Peso
ASX	— Australian Securities Exchange
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CME	— Chicago Mercantile Exchange

See Notes to Financial Statements.

1545

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

CLO	— Collateralized Loan Obligation
COP	— Colombian Peso
DKK	— Denmark Krone
EUR	— European Currency Unit
EURIBOR	— Euro Interbank Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
ICE IBA	— ICE Benchmark Administration Limited
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Over Night Index Average
STACR	— Structured Agency Credit Risk
TBA	— To Be Announced; Security is subject to delayed delivery
TIPS	— Treasury Inflation Protected Security
THB	— Thailand Baht
TWD	— New Taiwan Dollar
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar

Futures contracts outstanding as of December 31, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month SOFR	65	3/2024	USD	15,379,406	(325,158)
Australia 10 Year Bond	9	3/2024	AUD	715,517	19,857
Euro-Bund	13	3/2024	EUR	1,969,292	58,598
U.S. Treasury 2 Year Note	100	3/2024	USD	20,591,406	215,035
U.S. Treasury 5 Year Note	157	3/2024	USD	17,077,430	291,884
U.S. Treasury 10 Year Note	38	3/2024	USD	4,289,844	58,522
U.S. Treasury Long Bond	14	3/2024	USD	1,749,125	20,997
3 Month SOFR	37	6/2024	USD	8,788,887	18,533
3 Month SOFR	92	9/2024	USD	21,961,550	147,798
3 Month SONIA	3	3/2025	GBP	921,429	1,158

					507,224

Short Contracts
Canada 10 Year Bond	(32)	3/2024	CAD	(2,998,951)	(142,014)
Euro-BTP	(11)	3/2024	EUR	(1,446,892)	(46,848)
Euro-Buxl	(2)	3/2024	EUR	(312,904)	(25,539)
Japan 10 Year Bond	(10)	3/2024	JPY	(10,404,965)	(85,747)
Long Gilt	(2)	3/2024	GBP	(261,686)	(17,688)
U.S. Treasury 2 Year Note	(121)	3/2024	USD	(24,915,602)	(98,522)
U.S. Treasury 10 Year Note	(39)	3/2024	USD	(4,402,734)	(138,384)
U.S. Treasury 10 Year Ultra Note	(144)	3/2024	USD	(16,994,250)	(522,678)
U.S. Treasury Long Bond	(29)	3/2024	USD	(3,623,188)	(268,067)
U.S. Treasury Ultra Bond	(17)	3/2024	USD	(2,271,094)	(197,194)
3 Month SOFR	(2)	9/2024	USD	(477,425)	(2,604)
3 Month SOFR	(170)	12/2024	USD	(40,759,625)	(251,752)
3 Month SOFR	(41)	6/2025	USD	(9,899,450)	(48,649)

					(1,845,686)

					(1,338,462)

See Notes to Financial Statements.

1546

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BRL	3,644,897	USD	745,775	JPMorgan Chase Bank**	1/3/2024	4,574
USD	8,654	BRL	41,759	Goldman Sachs Bank USA**	1/3/2024	57
USD	321,789	BRL	1,553,278	JPMorgan Chase Bank**	1/3/2024	2,027
AUD	1,735,266	USD	1,147,714	Bank of America	1/9/2024	35,012
AUD	1,533,272	USD	1,016,659	HSBC Bank plc	1/9/2024	28,393
EUR	20,220	USD	22,321	CIBC World Markets, Inc.	1/18/2024	15
MXN	725,021	USD	41,364	UBS AG	1/18/2024	1,222
IDR	1,306,412,235	USD	84,070	HSBC Bank plc**	1/31/2024	754
MXN	6,062,000	USD	350,152	Goldman Sachs Bank USA	1/31/2024	5,040
MXN	6,893,000	USD	401,954	JPMorgan Chase Bank	1/31/2024	1,928
IDR	960,419,880	USD	62,280	Bank of America**	3/20/2024	42
IDR	200,664,939	USD	12,890	JPMorgan Chase Bank**	3/20/2024	132
THB	36,984,237	USD	1,068,893	JPMorgan Chase Bank	3/20/2024	21,950
TWD	11,742,424	USD	372,067	HSBC Bank plc**	3/20/2024	14,117
BRL	1,156,369	USD	235,082	JPMorgan Chase Bank**	4/2/2024	996

Total unrealized appreciation						116,259

BRL	1,100,000	USD	226,743	Goldman Sachs Bank USA**	1/3/2024	(294)
USD	394,760	BRL	2,000,000	Goldman Sachs Bank USA**	1/3/2024	(16,966)
USD	235,082	BRL	1,144,615	JPMorgan Chase Bank**	1/3/2024	(552)
USD	341,395	CAD	462,000	Goldman Sachs Bank USA	1/9/2024	(7,305)
USD	128,671	DKK	877,040	Barclays Bank plc	1/9/2024	(1,248)
USD	5,030,108	EUR	4,577,000	Barclays Bank plc	1/9/2024	(23,836)
USD	592,048	EUR	545,000	Goldman Sachs Bank USA	1/9/2024	(9,744)
USD	522,502	GBP	411,372	Bank of America	1/9/2024	(1,871)
USD	8,765,673	GBP	6,930,183	Barclays Bank plc	1/9/2024	(68,176)
USD	201,505	JPY	29,400,000	Goldman Sachs Bank USA	1/9/2024	(7,203)
USD	158,646	MYR	740,401	Goldman Sachs Bank USA**	1/17/2024	(2,644)
USD	39,392	COP	160,374,989	JPMorgan Chase Bank**	1/18/2024	(1,859)
USD	65,581	IDR	1,019,655,662	Deutsche Bank AG**	1/18/2024	(633)
USD	74,599	IDR	1,156,769,905	HSBC Bank plc**	1/18/2024	(519)
USD	36,943	IDR	570,782,503	Natwest Markets plc**	1/18/2024	(123)
USD	258,026	MXN	4,646,556	BNP Paribas	1/18/2024	(14,901)
USD	28,456	MXN	495,843	Toronto Dominion Bank	1/18/2024	(668)
USD	105,048	MXN	1,837,338	UBS AG	1/18/2024	(2,872)
USD	84,693	IDR	1,306,412,235	HSBC Bank plc**	1/31/2024	(131)
USD	359,537	MXN	6,389,000	Barclays Bank plc	1/31/2024	(14,815)
USD	83,225	MXN	1,459,000	Deutsche Bank AG	1/31/2024	(2,262)
USD	1,484,665	MXN	26,050,040	Goldman Sachs Bank USA	1/31/2024	(41,689)
USD	38,766	MXN	672,000	JPMorgan Chase Bank	1/31/2024	(609)
USD	21,604	EUR	20,220	Toronto Dominion Bank	2/6/2024	(749)
USD	52,360	CAD	70,000	Deutsche Bank AG	3/20/2024	(524)
USD	171,716	COP	699,872,328	HSBC Bank plc**	3/20/2024	(6,095)
USD	200,792	COP	818,266,427	JPMorgan Chase Bank**	3/20/2024	(7,098)
USD	646,319	EUR	589,000	UBS AG	3/20/2024	(5,935)
USD	407,550	PEN	1,548,080	Bank of America**	3/20/2024	(9,913)
USD	324	THB	11,223	Barclays Bank plc	3/20/2024	(7)
USD	380,545	TWD	11,831,525	JPMorgan Chase Bank**	3/20/2024	(8,569)
USD	28,147	JPY	3,964,000	Natwest Markets plc	3/21/2024	(314)
BRL	1,568,949	USD	321,789	JPMorgan Chase Bank**	4/2/2024	(1,481)
USD	242,273	BRL	1,200,000	Goldman Sachs Bank USA**	7/2/2024	(371)
USD	100,648	BRL	500,000	JPMorgan Chase Bank**	7/2/2024	(453)

Total unrealized depreciation						(262,429)

Net unrealized depreciation						(146,170)

**	Non-deliverable forward.

See Notes to Financial Statements.

1547

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Written Call Options Contracts as of December 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3 Month SOFR	Exchange Traded	102	USD	(25,500,000)	USD	96.50	3/15/2024	(86,063)
U.S. Treasury 2 Year Note	Exchange Traded	2	USD	(400,000)	USD	104.50	2/23/2024	(250)

								(86,313)

Written Put Options Contracts as of December 31, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
U.S. Treasury 2 Year Note	Exchange Traded	6	USD	(1,200,000)	USD 102.00	1/26/2024	(281)
U.S. Treasury 2 Year Note	Exchange Traded	4	USD	(800,000)	USD 102.00	2/23/2024	(625)

							(906)

Total Written Options Contracts (Premiums Received ($47,844))							(87,219)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$64,918,506	$—	$64,918,506
Collateralized Mortgage Obligations	—	69,513,201	—	69,513,201
Commercial Mortgage-Backed Securities	—	48,639,803	—	48,639,803
Corporate Bonds
Communication Services	—	10,946,667	—	10,946,667
Consumer Discretionary	—	8,211,422	—	8,211,422
Consumer Staples	—	6,889,172	—	6,889,172
Energy	—	18,021,382	—	18,021,382
Financials	—	81,287,918	—	81,287,918
Health Care	—	12,015,172	—	12,015,172
Industrials	—	13,477,675	—	13,477,675
Information Technology	—	11,038,602	—	11,038,602
Materials	—	2,619,403	—	2,619,403
Real Estate	—	7,797,316	—	7,797,316
Utilities	—	21,649,731	—	21,649,731
Foreign Government Securities	—	12,484,991	2,771	12,487,762
Forward Currency Contracts	—	116,259	—	116,259
Futures	832,382	—	—	832,382
Mortgage-Backed Securities	—	234,881,908	—	234,881,908
Municipal Bonds	—	2,728,568	—	2,728,568
Options Purchased
Call Options Purchased	82,875	—	—	82,875
Put Options Purchased	2,281	—	—	2,281

See Notes to Financial Statements.

1548

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Short-Term Investments
Commercial Paper	$—	$592,443	$—	$592,443
Foreign Government Treasury Bills	—	415,233	—	415,233
Investment Companies	16,348,027	—	—	16,348,027
U.S. Treasury Obligation	—	2,866,927	—	2,866,927
Supranational	—	5,632,372	—	5,632,372
U.S. Government Agency Securities	—	16,312,047	—	16,312,047
U.S. Treasury Obligations	—	279,273,220	—	279,273,220

Total Assets	$17,265,565	$932,329,938	$2,771	$949,598,274

Liabilities:
Forward Currency Contracts	$—	$(262,429)	$—	$(262,429)
Futures	(2,170,844)	—	—	(2,170,844)
Mortgage-Backed Securities	—	(4,490,210)	—	(4,490,210)
Options Written
Call Options Written	(86,313)	—	—	(86,313)
Put Options Written	(906)	—	—	(906)

Total Liabilities	$(2,258,063)	$(4,752,639)	$—	$(7,010,702)

Total	$15,007,502	$927,577,299	$2,771	$942,587,572

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$917,538	*
Foreign exchange contracts	Receivables	116,259

Total		$1,033,797

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(2,258,063	)*
Foreign exchange contracts	Payables	(262,429)

Total		$(2,520,492)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

1549

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Derivatives Contracts^	Options Purchased(1)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$(758,672)	$334,773	$1,880,978	$—	$1,457,079
Foreign exchange contracts	—	—	—	(934,210)	(934,210)

Total	$(758,672)	$334,773	$1,880,978	$(934,210)	$522,869

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options Purchased(2)	Options Written	Futures	Forward Foreign Currency Contracts	Total
Interest rate contracts	$86,095	$82,627	$(2,121,736)	$—	$(1,953,014)
Foreign exchange contracts	—	—	—	119,772	119,772

Total	$86,095	$82,627	$(2,121,736)	$119,772	$(1,833,242)

(1)	Included in Realized gain (loss) on investments in the Statement of Operations.
(2)	Included in Change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

^ The Portfolio held forward foreign currency contracts, futures contracts and option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

Average Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long	$85,747,000
Average notional value of contracts — short	63,127,000

Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$12,076,000
Average settlement value sold — in USD	31,112,000

Options
Average value of option contracts purchased	$390,000
Average value of option contracts written	527,000
The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Bank of America	$35,054	$(11,784)	$—	$23,270
CIBC World Markets, Inc.	15	—	—	15
Goldman Sachs Bank USA	5,097	(5,097)	—	—
HSBC Bank plc	43,264	(6,745)	(20,000)	16,519
JPMorgan Chase	31,607	(20,621)	—	10,986
UBS AG	1,222	(1,222)	—	—

Total	$116,259	$(45,469)	$(20,000)	$50,790

See Notes to Financial Statements.

1550

EQ ADVISORS TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Bank of America	$11,784	$(11,784)	$—	$—
Barclays Bank plc	108,082	—	(108,082)	—
BNP Paribas	14,901	—	—	14,901
Deutsche Bank AG	3,419	—	—	3,419
Goldman Sachs Bank USA	86,216	(5,097)	—	81,119
HSBC Bank plc	6,745	(6,745)	—	—
JPMorgan Chase	20,621	(20,621)	—	—
Natwest Markets plc	437	—	—	437
Toronto Dominion Bank	1,417	—	—	1,417
UBS AG	8,807	(1,222)	—	7,585

Total	$262,429	$(45,469)	$(108,082)	$108,878

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $73,820.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions (2)
Barclays Capital Inc.	5.49%	12/6/2023	1/4/2024	$(799,594)	$(800,539)
Barclays Capital Inc.	5.49	12/6/2023	1/4/2024	(7,000,523)	(7,024,335)

					$(7,824,874)

(1)	The average amount of borrowings while outstanding for 157 days during the year ended December 31, 2023, was approximately $8,286,000 at a weighted average interest rate of 5.35%.
(2)	Payable for sale-buyback transactions includes $24,757 of deferred price drop on sale-buyback transactions.

	December 31, 2023
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 Days	30 - 90 Days	Greater than 90 Days	Total
Sale-Buyback
U.S. Treasury Bonds	$—	$(800,539)	$—	$—	$(800,539)
U.S. Treasury Notes	—	(7,024,335)	—	—	(7,024,335)

Total Borrowings	$—	$(7,824,874)	$—	$—	$(7,824,874)

Gross amount of recognized liabilities for sale-buybacks					$(7,824,874)

The following is a summary by counterparty of sale-buyback transactions and collateral (received)/pledged as of December 31, 2023:

Counterparty	Payable for Sale-Buyback Transactions	Collateral Pledged (Sale-buyback positions)	Cash Collateral (Received)/ Pledged	Net Exposure (3)
Barclays Capital Inc.	$(7,824,874)	$7,939,552	$—	$114,678

(3)	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default.

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,191,276,110
Long-term U.S. government debt securities	295,387,329

$2,486,663,439

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,187,500,068
Long-term U.S. government debt securities	302,374,827

$2,489,874,895

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,235,901
Aggregate gross unrealized depreciation	(95,161,669)

Net unrealized depreciation	$(83,925,768)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,026,513,340

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value (x) (Cost $1,027,841,150)	$948,649,633
Cash	11,702,613
Foreign cash (Cost $350,461)	345,913
Cash held as collateral at broker for futures	756,000
Receivable for forward settling transactions	126,555,219
Dividends, interest and other receivables	5,602,685
Receivable for Portfolio shares sold	457,124
Due from broker for futures variation margin	298,698
Unrealized appreciation on forward foreign currency contracts	116,259
Receivable for securities sold	57,722
Securities lending income receivable	46,763
Other assets	3,324

Total assets	1,094,591,953

LIABILITIES
Payable for forward settling transactions	221,089,547
Payable for return of collateral on securities loaned	11,089,871
Payable for sale-buyback financing transactions	7,824,874
Securities sold short (Proceeds received $4,334,965)	4,490,210
Payable for return of cash collateral on forward settling transactions	4,413,000
Payable for securities purchased	2,874,207
Payable for Portfolio shares repurchased	683,723
Investment management fees payable	274,400
Unrealized depreciation on forward foreign currency contracts	262,429
Administrative fees payable	91,453
Options written, at value (Premiums received $47,844)	87,219
Distribution fees payable – Class IB	39,348
Payable for return of cash collateral on forward foreign currency contracts	20,000
Distribution fees payable – Class IA	5,676
Other liabilities	247,472
Accrued expenses	219,296

Total liabilities	253,712,725

Commitments and contingent liabilities^
NET ASSETS	$840,879,228

Net assets were comprised of:
Paid in capital	$1,001,135,084
Total distributable earnings (loss)	(160,255,856)

Net assets	$840,879,228

Class IA
Net asset value, offering and redemption price per share, $27,392,267 / 3,183,762 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.60

Class IB
Net asset value, offering and redemption price per share, $188,460,413 / 21,838,308 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.63

Class K
Net asset value, offering and redemption price per share, $625,026,548 / 72,585,434 shares outstanding (unlimited amount authorized: $0.01 par value)	$8.61

(x)	Includes value of securities on loan of $29,686,338.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Interest (net of $1,491 foreign withholding tax)	$33,005,869
Dividends	342,179
Securities lending (net)	95,694

Total income	33,443,742

EXPENSES
Investment management fees	4,633,422
Administrative fees	1,081,624
Distribution fees – Class IB	504,031
Custodian fees	262,500
Interest expense	198,670
Professional fees	122,442
Printing and mailing expenses	81,185
Distribution fees – Class IA	63,132
Trustees’ fees	30,702
Miscellaneous	140,887

Gross expenses	7,118,595
Less: Waiver from investment manager	(1,276,853)

Net expenses	5,841,742

NET INVESTMENT INCOME (LOSS)	27,602,000

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(27,777,613)
Futures contracts	1,880,978
Forward foreign currency contracts	(934,210)
Foreign currency transactions	(204,305)
Options written	334,773
Securities sold short	(2,025,564)

Net realized gain (loss)	(28,725,941)

Change in unrealized appreciation (depreciation) on:
Investments in securities	47,107,146
Futures contracts	(2,121,736)
Forward foreign currency contracts	119,772
Foreign currency translations	(16,854)
Options written	82,627
Securities sold short	(158,669)

Net change in unrealized appreciation (depreciation)	45,012,286

NET REALIZED AND UNREALIZED GAIN (LOSS)	16,286,345

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$43,888,345

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,602,000	$20,780,380
Net realized gain (loss)	(28,725,941)	(39,695,757)
Net change in unrealized appreciation (depreciation)	45,012,286	(113,753,697)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	43,888,345	(132,669,074)

Distributions to shareholders:
Class IA	(744,059)	(617,131)
Class IB	(5,686,752)	(6,071,097)
Class K	(19,413,469)	(16,934,161)

Total distributions to shareholders	(25,844,280)	(23,622,389)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 696,217 and 274,684 shares, respectively ]	5,911,892	2,451,214
Capital shares issued in reinvestment of dividends [ 88,535 and 70,057 shares, respectively ]	744,059	617,131
Capital shares repurchased [ (382,901) and (632,606) shares , respectively]	(3,262,476)	(5,548,050)

Total Class IA transactions	3,393,475	(2,479,705)

Class IB
Capital shares sold [ 4,174,243 and 5,100,820 shares, respectively ]	35,560,738	45,381,375
Capital shares issued in reinvestment of dividends [ 673,281 and 687,264 shares, respectively ]	5,686,752	6,071,097
Capital shares repurchased [ (11,849,487) and (7,230,741) shares , respectively]	(102,220,891)	(64,308,760)

Total Class IB transactions	(60,973,401)	(12,856,288)

Class K
Capital shares sold [ 7,694,861 and 3,013,987 shares, respectively ]	65,572,627	25,662,556
Capital shares issued in reinvestment of dividends [ 2,307,096 and 1,919,641 shares, respectively ]	19,413,469	16,934,161
Capital shares repurchased [ (9,751,186) and (9,866,514) shares , respectively]	(81,986,419)	(89,203,796)

Total Class K transactions	2,999,677	(46,607,079)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(54,580,249)	(61,943,072)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,536,184)	(218,234,535)
NET ASSETS:
Beginning of year	877,415,412	1,095,649,947

End of year	$840,879,228	$877,415,412

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023		2022	2021	2020	2019
Net asset value, beginning of year	$8.43		$9.89	$10.20	$9.96	$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.18	0.14	0.17	0.23
Net realized and unrealized gain (loss)	0.16		(1.43)	(0.29)	0.46	0.46

Total from investment operations	0.42		(1.25)	(0.15)	0.63	0.69

Less distributions:
Dividends from net investment income	(0.25)		(0.21)	(0.15)	(0.20)	(0.21)
Distributions from net realized gains	—		—	(0.01)	(0.19)	(0.08)

Total dividends and distributions	(0.25)		(0.21)	(0.16)	(0.39)	(0.29)

Net asset value, end of year	$8.60		$8.43	$9.89	$10.20	$9.96

Total return	5.04%		(12.71)%	(1.47)%	6.31%	7.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$27,392		$23,452	$30,369	$30,439	$27,944
Ratio of expenses to average net assets:
After waivers (f)	0.87	%(g)	0.85%	0.89%	0.90%	0.93	%(g)
Before waivers (f)	1.02	%(g)	0.98%	0.97%	1.00%	1.03	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.09%		2.02%	1.38%	1.66%	2.35%
Before waivers (f)	2.94%		1.89%	1.30%	1.56%	2.24%
Portfolio turnover rate^	274%		251%	246%	324%	314%

	Year Ended December 31,
Class IB	2023		2022	2021	2020	2019
Net asset value, beginning of year	$8.45		$9.92	$10.23	$9.99	$9.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.26		0.18	0.14	0.17	0.23
Net realized and unrealized gain (loss)	0.17		(1.44)	(0.29)	0.46	0.47

Total from investment operations	0.43		(1.26)	(0.15)	0.63	0.70

Less distributions:
Dividends from net investment income	(0.25)		(0.21)	(0.15)	(0.20)	(0.21)
Distributions from net realized gains	—		—	(0.01)	(0.19)	(0.08)

Total dividends and distributions	(0.25)		(0.21)	(0.16)	(0.39)	(0.29)

Net asset value, end of year	$8.63		$8.45	$9.92	$10.23	$9.99

Total return	5.15%		(12.77)%	(1.47)%	6.29%	7.42%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$188,460		$243,815	$300,420	$279,779	$269,676
Ratio of expenses to average net assets:
After waivers (f)	0.87	%(g)	0.85%	0.89%	0.90%	0.93	%(g)
Before waivers (f)	1.02	%(g)	0.98%	0.97%	1.00%	1.03	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.06%		2.02%	1.38%	1.67%	2.35%
Before waivers (f)	2.91%		1.89%	1.30%	1.57%	2.24%
Portfolio turnover rate^	274%		251%	246%	324%	314%

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023		2022	2021	2020	2019
Net asset value, beginning of year	$8.44		$9.90	$10.20	$9.97	$9.56

Income (loss) from investment operations:
Net investment income (loss) (e)	0.28		0.20	0.16	0.20	0.26
Net realized and unrealized gain (loss)	0.16		(1.43)	(0.28)	0.44	0.47

Total from investment operations	0.44		(1.23)	(0.12)	0.64	0.73

Less distributions:
Dividends from net investment income	(0.27)		(0.23)	(0.17)	(0.22)	(0.24)
Distributions from net realized gains	—		—	(0.01)	(0.19)	(0.08)

Total dividends and distributions	(0.27)		(0.23)	(0.18)	(0.41)	(0.32)

Net asset value, end of year	$8.61		$8.44	$9.90	$10.20	$9.97

Total return	5.28%		(12.47)%	(1.15)%	6.46%	7.71%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$625,027		$610,149	$764,860	$727,277	$608,354
Ratio of expenses to average net assets:
After waivers (f)	0.62	%(g)	0.60%	0.64%	0.65%	0.68	%(g)
Before waivers (f)	0.77	%(g)	0.73%	0.72%	0.75%	0.78	%(g)
Ratio of net investment income (loss) to average net assets:
After waivers (f)	3.34%		2.27%	1.63%	1.91%	2.59%
Before waivers (f)	3.18%		2.14%	1.55%	1.81%	2.48%
Portfolio turnover rate^	274%		251%	246%	324%	314%
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(g)	Includes Interest Expense of 0.02% and 0.03% for the years ended December 31, 2023 and December 31, 2019, respectively.

See Notes to Financial Statements.

1556

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

INVESTMENT MANAGER

➢	Equitable Investment Management Group, LLC

INVESTMENT SUB-ADVISERS

➢	AllianceBernstein L.P.
➢	FIAM LLC
➢	Wellington Management Company LLP

(Effective February 10, 2023, FIAM LLC became a Sub-Adviser to an allocated portion of the Portfolio.)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/23

	1 Year	5 Years	10 Years
Portfolio – Class IA Shares	49.52%	19.07%	16.18%
Portfolio – Class IB Shares	49.53	19.07	16.18
Portfolio – Class K Shares	49.90	19.37	16.46
S&P North American Technology Sector Index	61.13	22.22	18.72
Russell 1000® Index	26.53	15.52	11.80

Returns for periods greater than one year are annualized.

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class IB shares returned 49.53% for the year ended December 31, 2023. This compares to the returns of the following benchmarks over the same period: the S&P North American Technology Sector Index and the Russell 1000® Index, which returned 61.13% and 26.53%, respectively.

Portfolio Highlights

What helped performance during the year:

•	Security selection in Financials was the largest sector contributor, although no individual Financials holding contributed significantly.

•	Not holding e-payments technology company Mastercard contributed most to relative performance on an individual holding basis.

•	Aerospace & defense company Rolls-Royce Holdings plc rose to its highest level in four years in November, as the engine-maker set out a new 2027 financial target.

What hurt performance during the year:

•

Security selection in the Information Technology sector was a detractor from performance. At a stock level, the lack of exposure to semiconductor maker NVIDIA Corp. held back relative performance. Shares in the company surged on the back of strong earnings and outlook. The company also announced a partnership with Google that will involve its technology being sold through Google’s cloud.

•	Both an underweight allocation and stock selection in the Communications sector detracted from relative returns, especially an underweight to social networking platform operator Meta Platforms, Inc.

•	An overweight position relative to benchmark in broadline analog semi and microcontroller supplier Texas Instruments Inc. also detracted, as did not holding Broadcom Inc. in the Technology sector.

Sector Weightings as of December 31, 2023	% of Net Assets
Information Technology	48.0%
Exchange Traded Funds	30.5
Communication Services	10.8
Financials	4.1
Consumer Discretionary	2.7
Industrials	2.2
Investment Companies	1.8
Energy	0.4
Health Care	0.4
Real Estate	0.2
Consumer Staples	0.1
Cash and Other	(1.2)

100.0%

1557

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class IA and Class IB shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period* 7/1/23 - 12/31/23
Class IA
Actual	$1,000.00	$1,127.70	$6.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.26	6.01
Class IB
Actual	1,000.00	1,127.40	6.33
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.26	6.01
Class K
Actual	1,000.00	1,129.10	4.99
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.52	4.74

* Expenses are equal to the Portfolio’s Class IA, Class IB and Class K shares annualized expense ratio of 1.18%, 1.18% and 0.93%, respectively, multiplied by the average account value over the period, and multiplied by 184/365 (to reflect the one-half year period).

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2023

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (10.8%)
Entertainment (1.5%)
Electronic Arts, Inc.	39,453	$5,397,565
NetEase, Inc. (ADR)	16,744	1,559,871
Netflix, Inc.*	15,906	7,744,313
Playtika Holding Corp.*	2,208	19,254
ROBLOX Corp., Class A*	15,432	705,551
Roku, Inc.*	21,629	1,982,514
Spotify Technology SA*	6,977	1,311,048
Take-Two Interactive Software, Inc.*	5,006	805,716
Ubisoft Entertainment SA*	52,947	1,350,799
Universal Music Group NV	92,617	2,638,932
Walt Disney Co. (The)*	4,437	400,617
Warner Music Group Corp., Class A	45,484	1,627,872

		25,544,052

Interactive Media & Services (9.0%)
Alphabet, Inc., Class A*	451,204	63,028,687
Alphabet, Inc., Class C*	87,776	12,370,272
Autohome, Inc. (ADR)	73,250	2,055,395
Bumble, Inc., Class A*	3,159	46,564
Cargurus, Inc., Class A*	2,712	65,522
IAC, Inc.*	2,204	115,445
LY Corp.	637,700	2,259,991
Match Group, Inc.*	8,602	313,973
Meta Platforms, Inc., Class A*	167,791	59,391,302
Pinterest, Inc., Class A*	18,557	687,351
Shutterstock, Inc.	757	36,548
Snap, Inc., Class A*	32,606	552,020
Tencent Holdings Ltd.	100,100	3,763,765
Tencent Holdings Ltd. (ADR) (x)	15,276	577,280
TripAdvisor, Inc.*	74,293	1,599,528
Trustpilot Group plc (m)*	573,398	1,085,359
Yelp, Inc., Class A*	2,167	102,586
Ziff Davis, Inc.*	1,455	97,761
ZipRecruiter, Inc., Class A*	2,412	33,527
ZoomInfo Technologies, Inc., Class A*	9,375	173,344

		148,356,220

Media (0.1%)
Charter Communications, Inc., Class A*	5,202	2,021,913

Wireless Telecommunication Services (0.2%)
SK Telecom Co. Ltd.	71,254	2,771,819

Total Communication Services		178,694,004

Consumer Discretionary (2.7%)
Broadline Retail (1.7%)
Alibaba Group Holding Ltd. (ADR)	106,051	8,220,013
Amazon.com, Inc.*	122,590	18,626,325
Rakuten Group, Inc. (x)*	379,800	1,691,591

		28,537,929

Hotels, Restaurants & Leisure (1.0%)
Airbnb, Inc., Class A*	20,906	2,846,143
Amadeus IT Group SA	48,869	3,500,207
Deliveroo plc, Class A (m)*	540,212	878,630
Expedia Group, Inc.*	6,595	1,001,055
Just Eat Takeaway.com NV (m)*	97,466	1,482,910
Trainline plc (m)*	1,160,418	4,759,830
Trip.com Group Ltd. (ADR)*	56,298	2,027,291

		16,496,066

Total Consumer Discretionary		45,033,995

Consumer Staples (0.1%)
Consumer Staples Distribution & Retail (0.1%)
Ocado Group plc*	126,609	1,223,922

Total Consumer Staples		1,223,922

Energy (0.4%)
Energy Equipment & Services (0.4%)
Baker Hughes Co.	126,196	4,313,379
TGS ASA	149,692	1,947,783

Total Energy		6,261,162

Financials (4.1%)
Capital Markets (0.2%)
CME Group, Inc.	16,216	3,415,090

Financial Services (3.9%)
Adyen NV (m)*	7,128	9,179,924
Block, Inc., Class A*	142,886	11,052,232
Fidelity National Information Services, Inc.	174,902	10,506,363
Fiserv, Inc.*	12,186	1,618,788
Global Payments, Inc.	53,175	6,753,225
Visa, Inc., Class A	53,639	13,964,913
WEX, Inc.*	40,005	7,782,973
Worldline SA (m)*	225,506	3,901,005

		64,759,423

Total Financials		68,174,513

Health Care (0.4%)
Health Care Equipment & Supplies (0.4%)
Hoya Corp.	46,756	5,844,500

Total Health Care		5,844,500

Industrials (2.2%)
Aerospace & Defense (0.2%)
Rolls-Royce Holdings plc*	1,039,056	3,969,325

Electrical Equipment (0.3%)
Acuity Brands, Inc.	7,951	1,628,603
Siemens Energy AG*	188,724	2,500,102
Ushio, Inc.	104,300	1,498,296

		5,627,001

Ground Transportation (0.4%)
Full Truck Alliance Co. Ltd. (ADR)*	54,013	378,631
Uber Technologies, Inc.*	90,861	5,594,312

		5,972,943

Industrial Conglomerates (0.4%)
Samsung C&T Corp.*	40,660	4,088,415
SK Square Co. Ltd.*	41,298	1,686,680

		5,775,095

Machinery (0.1%)
Nabtesco Corp. (x)	60,000	1,224,468

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
THK Co. Ltd.	52,400	$1,027,374

		2,251,842

Professional Services (0.7%)
Ceridian HCM Holding, Inc.*	87,041	5,842,192
Concentrix Corp.	11,572	1,136,486
Teleperformance SE	27,387	3,992,384

		10,971,062

Trading Companies & Distributors (0.1%)
Rexel SA	64,469	1,762,895

Total Industrials		36,330,163

Information Technology (48.0%)
Communications Equipment (3.4%)
Accton Technology Corp.	328,000	5,589,482
ADTRAN Holdings, Inc.	2,242	16,456
Applied Optoelectronics, Inc. (x)*	1,068	20,634
Arista Networks, Inc.*	52,788	12,432,102
Aviat Networks, Inc.*	371	12,117
Calix, Inc.*	1,855	81,045
Ciena Corp.*	51,094	2,299,741
Cisco Systems, Inc.	238,600	12,054,072
Clearfield, Inc.*	411	11,952
CommScope Holding Co., Inc.*	6,711	18,925
Digi International, Inc.*	1,138	29,588
Extreme Networks, Inc.*	4,102	72,359
F5, Inc.*	1,890	338,272
Harmonic, Inc.*	220,485	2,875,124
Infinera Corp. (x)*	6,320	30,020
Juniper Networks, Inc.	104,916	3,092,924
Lumentum Holdings, Inc.*	2,120	111,130
Motorola Solutions, Inc.	5,253	1,644,662
NETGEAR, Inc.*	937	13,661
NetScout Systems, Inc.*	2,247	49,322
Ribbon Communications, Inc.*	2,772	8,039
Telefonaktiebolaget LM Ericsson, Class B	2,511,615	15,715,570
Viasat, Inc.*	2,364	66,074
Viavi Solutions, Inc.*	7,038	70,873

		56,654,144

Electronic Equipment, Instruments & Components (3.0%)
Advanced Energy Industries, Inc.	1,180	128,526
Amphenol Corp., Class A	18,935	1,877,027
Arrow Electronics, Inc.*	1,714	209,537
Avnet, Inc.	2,864	144,346
Badger Meter, Inc.	929	143,410
Belden, Inc.	1,319	101,893
Benchmark Electronics, Inc.	1,129	31,206
CDW Corp.	4,240	963,837
Celestica, Inc.*	3,778	110,620
Chroma ATE, Inc.	19,000	131,865
Cognex Corp.	5,448	227,400
Coherent Corp.*	4,171	181,564
Corning, Inc.	154,141	4,693,593
Crane NXT Co.	1,528	86,897
CTS Corp.	986	43,128
E Ink Holdings, Inc.	1,105,000	7,092,911
ePlus, Inc.*	852	68,024
Fabrinet*	1,150	218,879
Flex Ltd.*	428,206	13,043,155
Hamamatsu Photonics KK	79,200	3,257,872
Hon Hai Precision Industry Co. Ltd.	671,000	2,284,730
Insight Enterprises, Inc.*	876	155,218
IPG Photonics Corp.*	936	101,593
Itron, Inc.*	1,440	108,734
Jabil, Inc.	4,049	515,843
Keysight Technologies, Inc.*	5,620	894,086
Knowles Corp.*	2,856	51,151
Littelfuse, Inc.	788	210,837
Methode Electronics, Inc.	1,140	25,912
Mirion Technologies, Inc., Class A*	5,726	58,691
Murata Manufacturing Co. Ltd.	158,700	3,368,717
Novanta, Inc.*	1,133	190,809
OSI Systems, Inc.*	495	63,880
PC Connection, Inc.	358	24,061
Plexus Corp.*	870	94,073
Rogers Corp.*	530	69,997
Sanmina Corp.*	1,811	93,031
TD SYNNEX Corp.	1,623	174,651
TE Connectivity Ltd.	9,836	1,381,958
Teledyne Technologies, Inc.*	1,493	666,311
Trimble, Inc.*	64,381	3,425,069
TTM Technologies, Inc.*	3,236	51,161
Vishay Intertechnology, Inc.	3,995	95,760
Vontier Corp.	4,884	168,742
Yokogawa Electric Corp.	87,300	1,664,891
Zebra Technologies Corp., Class A*	1,625	444,161

		49,139,757

IT Services (2.4%)
Accenture plc, Class A	19,863	6,970,125
Akamai Technologies, Inc.*	30,875	3,654,056
Capgemini SE	11,592	2,415,432
CGI, Inc.*	6,516	698,580
Cloudflare, Inc., Class A*	9,365	779,730
Cognizant Technology Solutions Corp., Class A	53,520	4,042,366
DigitalOcean Holdings, Inc. (x)*	1,606	58,924
DXC Technology Co.*	95,555	2,185,343
EPAM Systems, Inc.*	1,826	542,943
Fastly, Inc., Class A*	3,808	67,783
Gartner, Inc.*	2,467	1,112,888
GoDaddy, Inc., Class A*	4,457	473,155
Grid Dynamics Holdings, Inc.*	1,746	23,274
International Business Machines Corp.	28,899	4,726,432
Kyndryl Holdings, Inc.*	7,262	150,904
MongoDB, Inc.*	2,258	923,183
Okta, Inc.*	4,961	449,119
Perficient, Inc.*	1,100	72,402
Shopify, Inc., Class A*	38,138	2,970,950
Snowflake, Inc., Class A*	14,652	2,915,748
Squarespace, Inc., Class A*	126,398	4,172,398
Thoughtworks Holding, Inc.*	2,922	14,055
Twilio, Inc., Class A*	5,730	434,735
VeriSign, Inc.*	2,811	578,954

		40,433,479

Semiconductors & Semiconductor Equipment (17.1%)
Advanced Micro Devices, Inc.*	224,573	33,104,306

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
AEM Holdings Ltd.	235,300	$616,888
AIXTRON SE	95,015	4,055,117
Allegro MicroSystems, Inc.*	2,213	66,988
Alphawave IP Group plc*	919,853	1,510,168
Ambarella, Inc.*	1,186	72,690
Amkor Technology, Inc.	3,267	108,693
ams-OSRAM AG*	796,638	2,002,369
Analog Devices, Inc.	15,771	3,131,490
Applied Materials, Inc.	52,716	8,543,682
ASMPT Ltd.	569,200	5,430,672
ASPEED Technology, Inc.	28,400	2,887,147
Axcelis Technologies, Inc.*	1,036	134,359
Broadcom, Inc.	13,892	15,506,945
Cirrus Logic, Inc.*	1,706	141,922
Cohu, Inc.*	1,503	53,191
Credo Technology Group Holding Ltd.*	3,975	77,393
Diodes, Inc.*	1,454	117,076
Enphase Energy, Inc.*	4,322	571,109
Entegris, Inc.	4,752	569,385
First Solar, Inc.*	26,196	4,513,047
FormFactor, Inc.*	2,464	102,773
Ichor Holdings Ltd.*	930	31,276
Impinj, Inc.*	719	64,732
Intel Corp.	133,428	6,704,757
KLA Corp.	24,965	14,512,155
Kulicke & Soffa Industries, Inc.	1,787	97,785
Lam Research Corp.	4,171	3,266,977
Lattice Semiconductor Corp.*	4,368	301,348
MACOM Technology Solutions Holdings, Inc.*	1,713	159,223
Marvell Technology, Inc.	178,011	10,735,843
MaxLinear, Inc., Class A*	2,349	55,836
MediaTek, Inc.	107,000	3,538,717
Microchip Technology, Inc.	17,123	1,544,152
Micron Technology, Inc.	201,981	17,237,059
MKS Instruments, Inc.	1,990	204,711
Monolithic Power Systems, Inc.	1,516	956,262
NVIDIA Corp.	56,729	28,093,335
NXP Semiconductors NV	38,010	8,730,137
ON Semiconductor Corp.*	107,562	8,984,654
Onto Innovation, Inc.*	1,553	237,454
PDF Solutions, Inc.*	969	31,144
Power Integrations, Inc.	1,799	147,716
Qorvo, Inc.*	52,148	5,872,386
QUALCOMM, Inc.	124,068	17,943,955
Rambus, Inc.*	3,402	232,187
Renesas Electronics Corp.*	43,100	779,162
Semtech Corp.*	2,031	44,499
Silergy Corp.	302,000	4,920,089
Silicon Laboratories, Inc.*	1,006	133,064
SiTime Corp.*	547	66,778
Skyworks Solutions, Inc.	54,655	6,144,315
SolarEdge Technologies, Inc.*	1,798	168,293
SUMCO Corp.	152,500	2,286,959
Synaptics, Inc.*	1,241	141,573
Taiwan Semiconductor Manufacturing Co. Ltd.	883,000	17,061,273
Teradyne, Inc.	4,838	525,020
Texas Instruments, Inc.	184,143	31,389,016
Ultra Clean Holdings, Inc.*	1,419	48,445
Ulvac, Inc.	82,200	3,928,111
Universal Display Corp.	1,379	263,748
Veeco Instruments, Inc.*	1,783	55,326
Wolfspeed, Inc.*	25,502	1,109,592

		282,066,474

Software (18.3%)
A10 Networks, Inc.	2,206	29,053
ACI Worldwide, Inc.*	3,441	105,295
Adeia, Inc.	3,392	42,027
Adobe, Inc.*	47,878	28,564,015
Agilysys, Inc.*	642	54,454
Alarm.com Holdings, Inc.*	1,582	102,229
Alkami Technology, Inc.*	1,268	30,749
Altair Engineering, Inc., Class A*	1,729	145,495
Alteryx, Inc., Class A*	14,480	682,877
ANSYS, Inc.*	6,967	2,528,185
Appfolio, Inc., Class A*	644	111,567
Appian Corp., Class A*	1,321	49,749
AppLovin Corp., Class A*	4,104	163,544
Asana, Inc., Class A (x)*	2,548	48,437
Aspen Technology, Inc.*	887	195,273
Atlassian Corp., Class A*	4,906	1,166,941
Aurora Innovation, Inc., Class A (x)*	24,984	109,180
Autodesk, Inc.*	51,442	12,525,098
AvePoint, Inc.*	2,964	24,334
Bentley Systems, Inc., Class B	7,289	380,340
BILL Holdings, Inc.*	3,075	250,889
Blackbaud, Inc.*	1,363	118,172
BlackBerry Ltd.*	16,627	58,860
BlackLine, Inc.*	1,609	100,466
Box, Inc., Class A*	4,559	116,756
Braze, Inc., Class A*	1,574	83,627
C3.ai, Inc., Class A (x)*	2,977	85,470
Cadence Design Systems, Inc.*	8,610	2,345,106
CCC Intelligent Solutions Holdings, Inc.*	7,836	89,252
Clear Secure, Inc., Class A	2,677	55,280
Clearwater Analytics Holdings, Inc., Class A*	4,018	80,481
CommVault Systems, Inc.*	1,386	110,672
Confluent, Inc., Class A*	6,942	162,443
Crowdstrike Holdings, Inc., Class A*	7,154	1,826,559
Datadog, Inc., Class A*	9,563	1,160,757
Descartes Systems Group, Inc. (The)*	2,691	226,205
DocuSign, Inc.*	6,431	382,323
Dolby Laboratories, Inc., Class A	1,885	162,449
DoubleVerify Holdings, Inc.*	4,411	162,237
Dropbox, Inc., Class A*	8,108	239,024
Dynatrace, Inc.*	7,547	412,745
E2open Parent Holdings, Inc.*	5,471	24,018
Elastic NV*	20,272	2,284,654
Envestnet, Inc.*	1,574	77,944
Everbridge, Inc.*	1,300	31,603
Fair Isaac Corp.*	782	910,256
Five9, Inc.*	2,301	181,066
Fortinet, Inc.*	46,868	2,743,184
Freshworks, Inc., Class A*	5,310	124,732
Gen Digital, Inc.	17,844	407,200
Gitlab, Inc., Class A*	2,734	172,133

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Guidewire Software, Inc.*	11,319	$1,234,224
HashiCorp, Inc., Class A*	3,462	81,842
HubSpot, Inc.*	15,779	9,160,341
Informatica, Inc., Class A*	71,933	2,042,178
Intapp, Inc.*	991	37,678
InterDigital, Inc. (x)	813	88,243
Intuit, Inc.	34,568	21,606,037
Jamf Holding Corp.*	1,632	29,474
Lightspeed Commerce, Inc.*	4,345	91,202
LiveRamp Holdings, Inc.*	2,073	78,525
Manhattan Associates, Inc.*	1,948	419,443
Marathon Digital Holdings, Inc.*	7,046	165,511
Matterport, Inc.*	7,545	20,296
MeridianLink, Inc.*	650	16,100
Microsoft Corp.	264,230	99,361,049
MicroStrategy, Inc., Class A (x)*	397	250,753
Model N, Inc.*	1,107	29,811
N-able, Inc.*	2,200	29,150
nCino, Inc.*	1,930	64,906
NCR Voyix Corp.*	4,245	71,783
Nutanix, Inc., Class A*	101,094	4,821,173
Open Text Corp.	8,584	360,700
Oracle Corp.	50,284	5,301,442
PagerDuty, Inc.*	69,852	1,617,074
Palantir Technologies, Inc., Class A*	60,909	1,045,808
Palo Alto Networks, Inc.*	9,837	2,900,735
Pegasystems, Inc.	7,143	349,007
PowerSchool Holdings, Inc., Class A*	1,820	42,879
Procore Technologies, Inc.*	38,628	2,673,830
Progress Software Corp.	1,379	74,880
PROS Holdings, Inc. (x)*	1,347	52,250
PTC, Inc.*	16,772	2,934,429
Q2 Holdings, Inc.*	1,856	80,569
Qualys, Inc.*	1,164	228,470
Rapid7, Inc.*	1,945	111,059
RingCentral, Inc., Class A*	2,653	90,069
Riot Platforms, Inc. (x)*	6,536	101,112
Roper Technologies, Inc.	3,381	1,843,220
Salesforce, Inc.*	58,470	15,385,796
Samsara, Inc., Class A*	5,164	172,374
SAP SE	60,774	9,357,917
SentinelOne, Inc., Class A*	7,665	210,328
ServiceNow, Inc.*	29,049	20,522,828
Smartsheet, Inc., Class A*	4,277	204,526
SolarWinds Corp.*	1,627	20,321
Splunk, Inc.*	62,763	9,561,943
Sprinklr, Inc., Class A*	3,376	40,647
Sprout Social, Inc., Class A*	1,544	94,863
SPS Commerce, Inc.*	1,161	225,048
Synopsys, Inc.*	19,315	9,945,487
Temenos AG (Registered)	22,210	2,065,592
Tenable Holdings, Inc.*	3,701	170,468
Teradata Corp.*	3,095	134,663
Tyler Technologies, Inc.*	1,332	556,936
UiPath, Inc., Class A*	12,874	319,790
Unity Software, Inc. (x)*	7,577	309,823
Varonis Systems, Inc.*	3,448	156,125
Verint Systems, Inc.*	2,034	54,979
Vertex, Inc., Class A*	1,432	38,578
Workday, Inc., Class A*	22,795	6,292,788
Workiva, Inc., Class A*	1,509	153,209
Zeta Global Holdings Corp., Class A*	4,786	42,212
Zoom Video Communications, Inc., Class A*	55,954	4,023,652
Zscaler, Inc.*	2,795	619,260
Zuora, Inc., Class A*	4,192	39,405

		302,472,215

Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	232,418	44,747,438
Corsair Gaming, Inc.*	1,369	19,303
Dell Technologies, Inc., Class C	8,049	615,748
Hewlett Packard Enterprise Co.	40,600	689,388
HP, Inc.	27,524	828,197
IonQ, Inc. (x)*	5,442	67,426
NetApp, Inc.	6,608	582,561
Pure Storage, Inc., Class A*	9,280	330,925
Samsung Electronics Co. Ltd.	98,004	5,973,534
Samsung Electronics Co. Ltd. (Preference) (q)	136,246	6,590,671
Seagate Technology Holdings plc	6,157	525,623
Super Micro Computer, Inc.*	1,468	417,294
Western Digital Corp.*	10,262	537,421
Xerox Holdings Corp. (x)	3,579	65,603

		61,991,132

Total Information Technology		792,757,201

Real Estate (0.2%)
Specialized REITs (0.2%)
Crown Castle, Inc. (REIT)	30,416	3,503,619

Total Real Estate		3,503,619

Total Common Stocks (68.9%) (Cost $740,883,249)		1,137,823,079

EXCHANGE TRADED FUNDS (ETF):
Equity (30.5%)
iShares Expanded Tech Sector ETF (x)‡	374,850	168,000,273
Technology Select Sector SPDR Fund	868,200	167,111,136
Vanguard Information Technology ETF (x)	347,500	168,190,000

Total Exchange Traded Funds (30.5%) (Cost $67,919,749)		503,301,409

SHORT-TERM INVESTMENTS:
Investment Companies (1.8%)
Allspring Government Money Market Fund, Select Shares 5.28% (7 day yield) (xx)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund 5.25% (7 day yield) (xx)	3,038,194	3,038,194
Invesco Government & Agency Portfolio, Institutional Shares 5.29% (7 day yield) (xx)	3,453,157	3,453,156

See Notes to Financial Statements.

1562

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

	Number of Shares	Value (Note 1)
Morgan Stanley Institutional Liquidity Fund – Government Portfolio 5.27% (7 day yield) (xx)	2,000,000	$2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Shares 5.32% (7 day yield) (xx)	20,000,000	20,000,000

Total Investment Companies		30,491,350

Total Short-Term Investments (1.8%) (Cost $30,491,350)		30,491,350

Total Investments in Securities (101.2%) (Cost $839,294,348)		1,671,615,838
Other Assets Less Liabilities (-1.2%)		(19,411,144)

Net Assets (100%)		$1,652,204,694

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2023, the market value or fair value, as applicable, of these securities amounted to $21,287,658 or 1.3% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at December 31, 2023.
(xx)

At December 31, 2023, the Portfolio had loaned securities with a total value of $31,971,371. This was collateralized by $2,425,366 of various U.S. Government Treasury Securities, ranging from 0.000% - 6.125%, maturing 1/15/24 - 11/15/53 and by cash of $30,491,350 which was subsequently invested in investment companies as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CHF	— Swiss Franc
REIT	— Real Estate Investment Trust
USD	— United States Dollar

Investments in companies which were affiliates for the year ended December 31, 2023, were as follows:

Security Description	Shares at December 31, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value December 31, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Equity
iShares Expanded Tech Sector ETF (x)	374,850	130,522,000	—	(31,283,223)	1,386,065	67,375,431	168,000,273	682,866	—

Forward Foreign Currency Contracts outstanding as of December 31, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	41,483	CHF	34,831	JPMorgan Chase Bank	1/4/2024	66

Net unrealized appreciation						66

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$164,823,339	$13,870,665	$—	$178,694,004
Consumer Discretionary	32,720,827	12,313,168	—	45,033,995
Consumer Staples	—	1,223,922	—	1,223,922
Energy	4,313,379	1,947,783	—	6,261,162
Financials	55,093,584	13,080,929	—	68,174,513
Health Care	—	5,844,500	—	5,844,500
Industrials	14,580,224	21,749,939	—	36,330,163
Information Technology	678,231,345	114,525,856	—	792,757,201
Real Estate	3,503,619	—	—	3,503,619
Exchange Traded Funds	503,301,409	—	—	503,301,409
Forward Currency Contracts	—	66	—	66
Short-Term Investments
Investment Companies	30,491,350	—	—	30,491,350

Total Assets	$1,487,059,076	$184,556,828	$—	$1,671,615,904

Total Liabilities	$—	$—	$—	$—

Total	$1,487,059,076	$184,556,828	$—	$1,671,615,904

Fair Values of Derivative Instruments as of December 31, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$66

Total		$66

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$(14,810)	$(14,810)

Total	$(14,810)	$(14,810)

See Notes to Financial Statements.

1564

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2023

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$66	$66

Total	$66	$66

^ The Portfolio held forward foreign currency contracts for hedging.

Average Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts
Average settlement value purchased — in USD	$359,000
Average settlement value sold — in USD	41,000

The following table presents the Portfolio’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Portfolio as of December 31, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
JPMorgan Chase Bank	$66	$—	$—	$66

Total	$66	$—	$—	$66

(a)	For financial reporting purposes the Portfolio does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the year ended December 31, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$792,716,042
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$876,652,119

As of December 31, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$831,972,917
Aggregate gross unrealized depreciation	(17,260,929)

Net unrealized appreciation	$814,711,988

Federal income tax cost of investments in securities and derivative instruments, if applicable	$856,903,916

For the year ended December 31, 2023, the Portfolio incurred approximately $3,217 as brokerage commissions with National Financial Services LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

ASSETS
Investments in Securities, at value: (x)
Affiliated Issuers (Cost $31,865,106)	$168,000,273
Unaffiliated Issuers (Cost $807,429,242)	1,503,615,565
Cash	10,227,057
Foreign cash (Cost $1,325)	1,341
Receivable for securities sold	2,349,110
Dividends, interest and other receivables	690,086
Receivable for Portfolio shares sold	394,838
Securities lending income receivable	12,556
Unrealized appreciation on forward foreign currency contracts	66
Other assets	5,928

Total assets	1,685,296,820

LIABILITIES
Payable for return of collateral on securities loaned	30,491,350
Investment management fees payable	1,032,536
Payable for Portfolio shares repurchased	701,760
Distribution fees payable – Class IB	327,443
Payable for securities purchased	227,112
Administrative fees payable	178,204
Distribution fees payable – Class IA	9,602
Accrued expenses	124,119

Total liabilities	33,092,126

Commitments and contingent liabilities^
NET ASSETS	$1,652,204,694

Net assets were comprised of:
Paid in capital	$812,594,879
Total distributable earnings (loss)	839,609,815

Net assets	$1,652,204,694

Class IA
Net asset value, offering and redemption price per share, $46,698,632 / 1,345,041 shares outstanding (unlimited amount authorized: $0.01 par value)	$34.72

Class IB
Net asset value, offering and redemption price per share, $1,579,235,897 / 48,480,691 shares outstanding (unlimited amount authorized: $0.01 par value)	$32.57

Class K
Net asset value, offering and redemption price per share, $26,270,165 / 724,448 shares outstanding (unlimited amount authorized: $0.01 par value)	$36.26

(x)	Includes value of securities on loan of $31,971,371.
^	See Note 2 in Notes to the Financial Statements.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2023

INVESTMENT INCOME
Dividends ($682,866 of dividend income received from affiliates) (net of $462,225 foreign withholding tax)	$11,813,217
Interest	527,566
Securities lending (net)	210,285

Total income	12,551,068

EXPENSES
Investment management fees	13,183,969
Distribution fees – Class IB	3,404,329
Administrative fees	1,820,573
Custodian fees	216,599
Printing and mailing expenses	128,957
Professional fees	123,006
Distribution fees – Class IA	99,522
Trustees’ fees	49,404
Miscellaneous	32,509

Gross expenses	19,058,868
Less: Waiver from investment manager	(2,299,166)

Net expenses	16,759,702

NET INVESTMENT INCOME (LOSS)	(4,208,634)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities ($1,386,065 realized gain (loss) from affiliates)	133,558,157
Forward foreign currency contracts	(14,810)
Foreign currency transactions	(96,112)

Net realized gain (loss)	133,447,235

Change in unrealized appreciation (depreciation) on:
Investments in securities ($67,375,431 of change in unrealized appreciation (depreciation) from affiliates)	432,709,760
Forward foreign currency contracts	66
Foreign currency translations	3,357

Net change in unrealized appreciation (depreciation)	432,713,183

NET REALIZED AND UNREALIZED GAIN (LOSS)	566,160,418

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$561,951,784

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2023	2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(4,208,634)	$(7,591,313)
Net realized gain (loss)	133,447,235	31,563,084
Net change in unrealized appreciation (depreciation)	432,713,183	(744,432,498)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	561,951,784	(720,460,727)

Distributions to shareholders:
Class IA	(1,969,940)	(3,513,307)
Class IB	(71,350,651)	(126,716,784)
Class K	(1,091,513)	(1,810,198)

Total distributions to shareholders	(74,412,104)	(132,040,289)

CAPITAL SHARES TRANSACTIONS:
Class IA
Capital shares sold [ 466,486 and 736,874 shares, respectively ]	14,124,852	22,869,683
Capital shares issued in reinvestment of dividends and distributions [ 57,938 and 132,238 shares, respectively ]	1,969,940	3,513,307
Capital shares repurchased [ (540,817) and (739,950) shares , respectively]	(16,183,379)	(22,791,597)

Total Class IA transactions	(88,587)	3,591,393

Class IB
Capital shares sold [ 4,289,557 and 4,694,804 shares, respectively ]	123,334,215	141,811,090
Capital shares issued in reinvestment of dividends and distributions [ 2,236,643 and 5,060,680 shares, respectively ]	71,350,651	126,716,784
Capital shares repurchased [ (6,741,664) and (7,643,338) shares , respectively]	(193,397,293)	(231,317,523)

Total Class IB transactions	1,287,573	37,210,351

Class K
Capital shares sold [ 356,373 and 290,162 shares, respectively ]	11,420,765	9,722,921
Capital shares issued in reinvestment of dividends and distributions [ 30,740 and 65,543 shares, respectively ]	1,091,513	1,810,198
Capital shares repurchased [ (369,251) and (342,337) shares , respectively]	(11,753,322)	(11,669,565)

Total Class K transactions	758,956	(136,446)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,957,942	40,665,298

TOTAL INCREASE (DECREASE) IN NET ASSETS	489,497,622	(811,835,718)
NET ASSETS:
Beginning of year	1,162,707,072	1,974,542,790

End of year	$1,652,204,694	$1,162,707,072

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IA	2023	2022		2021	2020	2019
Net asset value, beginning of year	$24.27	$42.88		$40.24	$30.86	$24.48

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.09)	(0.17)		(0.31)	(0.18)	(0.10)
Net realized and unrealized gain (loss)	12.08	(15.64)		8.57	16.32	9.26

Total from investment operations	11.99	(15.81)		8.26	16.14	9.16

Less distributions:
Dividends from net investment income	—	—		—	— #	— #
Distributions from net realized gains	(1.54)	(2.80)		(5.62)	(6.76)	(2.78)

Total dividends and distributions	(1.54)	(2.80)		(5.62)	(6.76)	(2.78)

Net asset value, end of year	$34.72	$24.27		$42.88	$40.24	$30.86

Total return	49.52%	(37.28)%		20.82%	53.28%	37.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$46,699	$33,037		$52,839	$45,002	$28,567
Ratio of expenses to average net assets:
After waivers (f)	1.18%	1.18%		1.18%	1.19%	1.20%
Before waivers (f)	1.34%	1.33%		1.31%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.30)%	(0.54)%		(0.72)%	(0.50)%	(0.32)%
Before waivers (f)	(0.46)%	(0.69)%		(0.84)%	(0.64)%	(0.46)%
Portfolio turnover rate^	56%	67	%(h)	47%	78%	52%

	Year Ended December 31,
Class IB	2023	2022		2021	2020	2019
Net asset value, beginning of year	$22.83	$40.59		$38.35	$29.63	$23.58

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.09)	(0.16)		(0.30)	(0.18)	(0.09)
Net realized and unrealized gain (loss)	11.37	(14.80)		8.16	15.66	8.92

Total from investment operations	11.28	(14.96)		7.86	15.48	8.83

Less distributions:
Dividends from net investment income	—	—		—	— #	— #
Distributions from net realized gains	(1.54)	(2.80)		(5.62)	(6.76)	(2.78)

Total dividends and distributions	(1.54)	(2.80)		(5.62)	(6.76)	(2.78)

Net asset value, end of year	$32.57	$22.83		$40.59	$38.35	$29.63

Total return	49.53%	(37.29)%		20.81%	53.26%	37.88%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,579,236	$1,111,836		$1,890,978	$1,736,384	$1,228,141
Ratio of expenses to average net assets:
After waivers (f)	1.18%	1.18%		1.18%	1.19%	1.20%
Before waivers (f)	1.34%	1.33%		1.31%	1.33%	1.34%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.30)%	(0.54)%		(0.72)%	(0.50)%	(0.32)%
Before waivers (f)	(0.46)%	(0.69)%		(0.84)%	(0.64)%	(0.46)%
Portfolio turnover rate^	56%	67	%(h)	47%	78%	52%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class K	2023	2022		2021	2020	2019
Net asset value, beginning of year	$25.24	$44.32		$41.33	$31.55	$24.97

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.01)	(0.09)		(0.21)	(0.10)	(0.02)
Net realized and unrealized gain (loss)	12.58	(16.19)		8.82	16.73	9.46

Total from investment operations	12.57	(16.28)		8.61	16.63	9.44

Less distributions:
Dividends from net investment income	(0.01)	—		—	(0.09)	(0.08)
Distributions from net realized gains	(1.54)	(2.80)		(5.62)	(6.76)	(2.78)

Total dividends and distributions	(1.55)	(2.80)		(5.62)	(6.85)	(2.86)

Net asset value, end of year	$36.26	$25.24		$44.32	$41.33	$31.55

Total return	49.90%	(37.13)%		21.12%	53.66%	38.19%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$26,270	$17,834		$30,726	$27,958	$21,835
Ratio of expenses to average net assets:
After waivers (f)	0.93%	0.93%		0.93%	0.94%	0.95%
Before waivers (f)	1.09%	1.08%		1.06%	1.08%	1.09%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	(0.05)%	(0.29)%		(0.47)%	(0.26)%	(0.07)%
Before waivers (f)	(0.21)%	(0.44)%		(0.59)%	(0.40)%	(0.21)%
Portfolio turnover rate^	56%	67	%(h)	47%	78%	52%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	The portfolio turnover rate calculation includes purchases and sales made as a result of the replacement of the sub-adviser.

See Notes to Financial Statements.

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December 31, 2023

Note 1	Organization and Significant Accounting Policies

EQ Advisors Trust (the “Trust”) was organized as a Delaware statutory trust on October 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of December 31, 2023, the Trust offered one hundred ten portfolios (each a “Portfolio”). The investment adviser to each Portfolio is Equitable Investment Management Group, LLC (“EIM” or the “Adviser”), a wholly-owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”).

Effective January 1, 2023, Equitable Investment Management, LLC (“EIM II”), an affiliate of EIM, became the administrator for the Trust and the Portfolios. The transfer of administration services to EIM II did not result in any change in the nature, scope or quality of the administration services being provided to the Trust and the Portfolios, or the personnel providing such services, and did not result in any change in the administration fees paid by the Portfolios.

The Adviser and each of the investment sub-advisers (each, a “Sub-Adviser”), subject to the supervision of the Adviser, independently chooses and maintains a portfolio of securities for the Portfolio(s).

Each of the following Portfolios is a type of mutual fund often described as a “fund-of-funds”.

Each of EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio and Equitable Moderate Growth MF/ETF Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by EIM and unaffiliated investment companies or exchange-traded funds (“ETFs”).

Each of the EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”), the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”), and the EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds managed by EIM.

Each of the 1290 VT Moderate Growth Allocation Portfolio and 1290 VT Multi-Alternative Strategies Portfolio (each, an “ETF Portfolio” and together, the “ETF Portfolios”) pursues its investment objective by investing exclusively in unaffiliated ETFs.

For each of the above-referenced fund-of-funds Portfolios, the underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/ searchedgar/companysearch.html).

Each of the ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, ATM International Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio and EQ/International Managed Volatility Portfolio (each, a “Tactical Portfolio” and together, the “Tactical Portfolios”) and the 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Core Plus Bond Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio and Multimanager

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December 31, 2023

Technology Portfolio may utilize multiple Sub-Advisers (each, a “Multiadviser Portfolio” and together, the “Multiadviser Portfolios”). Each of the Sub-Advisers independently chooses and maintains a portfolio of securities for the Multiadviser Portfolio and each is responsible for investing a specific allocated portion of the Multiadviser Portfolio’s assets. Because each Sub-Adviser will invest its allocated portion of the Multiadviser Portfolio independently from the other Sub-Advisers, the same security may be held in different portions of the Multiadviser Portfolio, or may be acquired for one portion of the Multiadviser Portfolio at a time when the Sub-Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Sub-Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Sub-Adviser believes continued exposure to the equity or fixed income markets is appropriate for their allocated portions of the Multiadviser Portfolio. Because each Sub-Adviser is responsible for the trading for its own portion of the Multiadviser Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Multiadviser Portfolio may incur higher brokerage costs, and may have higher portfolio turnover, than would be the case if a single Sub-Adviser were managing the entire Multiadviser Portfolio.

The Trust issues three classes of shares, Class IA, Class IB and Class K, as shown in the respective Portfolio’s Statement of Assets and Liabilities. The Class IA and Class IB shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, all three classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable Financial, Equitable Financial Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans and to other series of the Trust.

EIM contributed seed capital to the Portfolios listed below:

Portfolios:	Commencement Date	Class	Seed capital
EQ/Intermediate Corporate Bond	4/3/2023	IB	$100,000
EQ/Intermediate Corporate Bond	4/3/2023	K	24,900,000
Equitable Moderate Growth MF/ETF	2/15/2022	IB	100,000
Equitable Moderate Growth MF/ETF	2/15/2022	K	9,900,000
Equitable Growth MF/ETF	2/15/2022	IB	100,000
Equitable Growth MF/ETF	2/15/2022	K	9,900,000
EQ/AB Sustainable U.S.Thematic	2/15/2022	IB	100,000
EQ/AB Sustainable U.S.Thematic	2/15/2022	K	9,900,000

EIM redeemed seed capital out of the following Portfolio as listed below:

Portfolios:	Redemption Date	Class	Seed Capital
EQ/lntermediate Corporate Bond	11/15/2023	K	$24,107,788

The investment objectives of each Portfolio are as follows:

EQ/All Asset Growth Allocation Portfolio — Seeks long-term capital appreciation and current income.

EQ/Ultra Conservative Strategy Portfolio — Seeks current income. EQ/Conservative Strategy Portfolio — Seeks a high level of current income.

EQ/Conservative Growth Strategy Portfolio — Seeks current income and growth of capital, with greater emphasis on current income.

EQ/Balanced Strategy Portfolio — Seeks long-term capital appreciation and current income.

EQ/Moderate Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

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EQ/Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Growth Strategy Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

EQ/Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

EQ/Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

EQ/Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

EQ/Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation

Equitable Conservative Growth MF/ETF Portfolio — Seeks to achieve total return from long-term capital appreciation and income, with greater emphasis on current income.

Equitable Moderate Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

Equitable Growth MF/ETF Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

1290 VT Moderate Growth Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.

1290 VT Multi-Alternative Strategies Portfolio — Seeks long-term growth of capital.

1290 VT Convertible Securities Portfolio (sub-advised by SSGA Funds Management, Inc. (“SSGA FM”)) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Convertible Liquid Bond Index, including reinvestment of dividends, at a risk level consistent with that of the Bloomberg U.S. Convertible Liquid Bond Index.

1290 VT DoubleLine Opportunistic Bond Portfolio (sub-advised by DoubleLine Capital LP (“DoubleLine”)) — Seeks to maximize current income and total return.

1290 VT Equity Income Portfolio (sub-advised by Barrow, Hanley, Mewhinney & Strauss, LLC) — Seeks a combination of growth and income to achieve an above-average and consistent total return.

1290 VT GAMCO Mergers & Acquisitions Portfolio (sub-advised by GAMCO Asset Management, Inc. (“GAMCO”)) — Seeks to achieve capital appreciation.

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1290 VT GAMCO Small Company Value Portfolio (sub-advised by GAMCO) — Seeks to maximize capital appreciation.

1290 VT High Yield Bond Portfolio (sub-advised by AXA Investment Managers US Inc. (“AXA IM”) and Post Advisory Group, LLC) — Seeks to maximize current income.

1290 VT Micro Cap Portfolio (sub-advised by BlackRock Investment Management, LLC (“BlackRock”) and Lord, Abbett & Co. LLC (“Lord Abbett”)) — Seeks to achieve long-term growth of capital.

1290 VT Natural Resources Portfolio (sub-advised by AllianceBernstein L.P. (“AB”), an affiliate of EIM) — Seeks to achieve long-term growth of capital.

1290 VT Real Estate Portfolio (sub-advised by AB) — Seeks to provide long-term capital appreciation and current income.

1290 VT Small Cap Value Portfolio (sub-advised by BlackRock and Horizon Kinetics Asset Management LLC) — Seeks to achieve long-term growth of capital.

1290 VT SmartBeta Equity ESG Portfolio, (sub-advised by AXA IM) — Seeks to achieve long-term capital appreciation.

1290 VT Socially Responsible Portfolio (sub-advised by BlackRock) — Seeks to achieve long- term capital appreciation.

ATM Large Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Mid Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM Small Cap Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

ATM International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/500 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/400 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/2000 Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Managed Volatility Portfolio (sub-advised by AB and BlackRock) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/AB Dynamic Aggressive Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

EQ/AB Dynamic Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income, with a greater emphasis on growth of capital.

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EQ/AB Dynamic Moderate Growth Portfolio (sub-advised by AB) — Seeks to achieve total return from long-term growth of capital and income.

EQ/AB Short Duration Government Bond Portfolio (sub-advised by AB) — Seeks to achieve a balance of current income and capital appreciation, consistent with a prudent level of risk.

EQ/AB Small Cap Growth Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/AB Sustainable U.S. Thematic Portfolio (sub-advised by AB) — Seeks to achieve long-term growth of capital.

EQ/American Century Mid Cap Value Portfolio (sub-advised by American Century Investment Management, Inc. (“American Century”)) — Seeks to achieve long-term capital growth. Income is a secondary objective.

EQ/American Century Moderate Growth Allocation Portfolio (sub-advised by American Century) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Capital Group Research Portfolio (sub-advised by Capital International, Inc. (“Capital International”)) — Seeks to achieve long-term growth of capital.

EQ/ClearBridge Large Cap Growth ESG Portfolio (sub-advised by ClearBridge Investments, LLC (“ClearBridge”)) — Seeks to achieve long- term capital growth.

EQ/ClearBridge Select Equity Managed Volatility Portfolio (sub-advised by BlackRock and ClearBridge) — Seeks to achieve capital appreciation, which may occasionally be short-term, with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Common Stock Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000® Index.

EQ/Core Bond Index Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government/Credit Bond Index (“Intermediate Government Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Credit Index.

EQ/Core Plus Bond Portfolio (sub-advised by AXA IM, Brandywine Global Investment Management, LLC and Loomis, Sayles & Company, L.P. (“Loomis Sayles”)) — Seeks to achieve high total return through a combination of current income and capital appreciation.

EQ/Emerging Markets Equity PLUS Portfolio (sub-advised by AB and EARNEST Partners, LLC (“EARNEST”)) — Seeks to achieve long-term growth of capital.

EQ/Equity 500 Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s 500® Composite Stock Index (“S&P 500® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P 500® Index.

EQ/Fidelity Institutional AM® Large Cap Portfolio (sub-advised by FIAM LLC (“FIAM”)) — Seeks to achieve long-term capital appreciation.

EQ/Franklin Moderate Allocation Portfolio (sub-advised by Franklin Advisers) — Seeks long- term capital appreciation while managing portfolio volatility.

EQ/Franklin Rising Dividends Portfolio (sub-advised by Franklin Advisers) — Seeks to achieve long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

EQ/Franklin Small Cap Value Managed Volatility Portfolio (sub-advised by BlackRock and Franklin Mutual Advisers, LLC) — Seeks to achieve long-term total return with an emphasis on risk- adjusted returns and managing volatility in the Portfolio.

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EQ/Global Equity Managed Volatility Portfolio (sub-advised by BlackRock, Morgan Stanley Investment Management, Inc. (“MSIM”) and Invesco Advisers, Inc. (“Invesco”) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Goldman Sachs Growth Allocation Portfolio (sub-advised by Goldman Sachs Asset Management, L.P. (“GSAM”)) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Goldman Sachs Mid Cap Value Portfolio (sub-advised by GSAM) — Seeks to achieve long- term capital appreciation.

EQ/Goldman Sachs Moderate Growth Allocation Portfolio (sub-advised by GSAM) — Seeks to achieve long-term capital appreciation under normal market conditions, while focusing on the preservation of capital in distressed market environments.

EQ/Intermediate Corporate Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Credit Corporate 5-10 Year Index (“Corporate Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Corporate Bond Index.

EQ/Intermediate Government Bond Portfolio (sub-advised by SSGA FM) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”), including reinvestment of dividends, at a risk level consistent with that of the Intermediate Government Bond Index.

EQ/International Core Managed Volatility Portfolio (sub-advised by BlackRock, EARNEST, Federated Global Investment Management Corp. and Massachusetts Financial Services Company d/ b/a MFS Investment Management (“MFS”)) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/International Equity Index Portfolio (sub-advised by AB) — Seeks to achieve a total return (before expenses) that approximates the total return performance of a composite index comprised of 40% DJ EuroSTOXX 50® Index, 25% FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX 200 Index, including reinvestment of dividends, at a risk level consistent with that of the composite index.

EQ/International Value Managed Volatility Portfolio (sub-advised by BlackRock and Harris Associates LP) — Seeks to provide current income and long-term growth of income, accompanied by growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Invesco Comstock Portfolio (sub-advised by Invesco) — Seeks to achieve capital growth and income.

EQ/Invesco Global Portfolio (sub-advised by Invesco) — Seeks to achieve capital appreciation.

EQ/Invesco Global Real Assets Portfolio (sub-advised by Invesco) — Seeks to achieve total return through growth of capital and current income.

EQ/Invesco Moderate Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Invesco Moderate Growth Allocation Portfolio (sub-advised by Invesco) — Seeks long-term capital appreciation while managing portfolio volatility.

EQ/Janus Enterprise Portfolio (sub-advised by Janus Henderson Investors US LLC) — Seeks to achieve capital growth.

EQ/JPMorgan Growth Allocation Portfolio (sub-advised by J.P. Morgan Investment Management, Inc. (“JPMorgan”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

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EQ/JPMorgan Growth Stock Portfolio (formerly, EQ/T. Rowe Price Growth Stock Portfolio) (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation. Effective July 31, 2023, JPMorgan replaced T. Rowe Price Associates, Inc. (“T. Rowe Price”) as the Sub-Adviser to the Portfolio.

EQ/JPMorgan Value Opportunities Portfolio (sub-advised by JPMorgan) — Seeks to achieve long-term capital appreciation.

EQ/Large Cap Core Managed Volatility Portfolio (sub-advised by BlackRock, Capital International, Inc., GQG Partners LLC and Vaughan Nelson Investment Management) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Large Cap Growth Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Growth Index, including reinvestment of dividends, at a risk level consistent with the Russell 1000® Growth Index.

EQ/Large Cap Growth Managed Volatility Portfolio (sub-advised by BlackRock, HS Management Partners, LLC, Loomis Sayles, Polen Capital Management, LLC and JPMorgan) — Seeks to provide long-term capital growth with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. Effective July 31, 2023, JPMorgan replaced T. Rowe Price as a Sub-Adviser to the Portfolio.

EQ/Large Cap Value Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 1000® Value Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 1000® Value Index.

EQ/Large Cap Value Managed Volatility Portfolio (sub-advised by AB, Aristotle Capital Management, LLC (“Aristotle Capital”) and MFS) — Seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Lazard Emerging Markets Equity Portfolio (sub-advised by Lazard Asset Management LLC) — Seeks to achieve long-term capital appreciation.

EQ/Long-Term Bond Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Bloomberg U.S. Long Government/ Credit Bond Index (“Long Government/Credit Index”), including reinvestment of dividends, at a risk level consistent with that of the Long Government/Credit Index.

EQ/Loomis Sayles Growth Portfolio (sub-advised by Loomis Sayles) — Seeks to achieve capital appreciation.

EQ/MFS International Growth Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS International Intrinsic Value Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Mid Cap Focused Growth Portfolio (sub-advised by MFS) — Seeks to provide growth of capital.

EQ/MFS Technology Portfolio (sub-advised by MFS) — Seeks to achieve capital appreciation.

EQ/MFS Utilities Series Portfolio (sub-advised by MFS) — Seeks to achieve total return.

EQ/Mid Cap Index Portfolio (sub-advised by AB) — Seeks to achieve a total return before expenses that approximates the total return performance of the Standard & Poor’s MidCap 400® Index (“S&P MidCap 400® Index”), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index.

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EQ/Mid Cap Value Managed Volatility Portfolio (sub-advised by BlackRock, Diamond Hill Capital Management, Inc., and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.

EQ/Money Market Portfolio (sub-advised by Dreyfus, a division of Mellon Investments Corporation (“Dreyfus”)) — Seeks to obtain a high level of current income, preserve its assets and maintain liquidity. Effective September 1, 2023, Dreyfus replaced BNY Mellon Investment Adviser, Inc. as the Sub-Adviser to the Portfolio.

EQ/Morgan Stanley Small Cap Growth Portfolio (sub-advised by BlackRock and MSIM) — Seeks to achieve long-term growth of capital.

EQ/PIMCO Global Real Return Portfolio (sub-advised by Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Real Return Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum real return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Total Return ESG Portfolio (sub-advised by PIMCO) — Seeks to achieve maximum total return, consistent with preservation of capital and prudent investment management.

EQ/PIMCO Ultra Short Bond Portfolio (sub-advised by PIMCO) — Seeks to generate a return in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.

EQ/Quality Bond PLUS Portfolio (sub-advised by AB and PIMCO) — Seeks to achieve high current income consistent with moderate risk to capital.

EQ/Small Company Index Portfolio (sub-advised by AB) — Seeks to replicate as closely as possible (before expenses) the total return of the Russell 2000® Index.

EQ/T. Rowe Price Health Sciences Portfolio (sub-advised by T. Rowe Price) — Seeks to achieve long-term capital appreciation.

EQ/Value Equity Portfolio (sub-advised by Aristotle Capital) — Seeks to achieve capital appreciation.

EQ/Wellington Energy Portfolio (sub-advised by Wellington) — Seeks to provide capital growth and appreciation.

Multimanager Aggressive Equity Portfolio (sub-advised by AB, 1832 Asset Management U.S. Inc., T. Rowe Price and Westfield Capital Management Company, L.P.) — Seeks to achieve long-term growth of capital.

Multimanager Core Bond Portfolio (sub-advised by BlackRock, DoubleLine, PIMCO and SSGA FM) — Seeks to achieve a balance of high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager Technology Portfolio (sub-advised by AB, FIAM and Wellington) — Seeks to achieve long-term growth of capital. Effective February 10, 2023, FIAM became a Sub-Adviser to an allocated portion of the Portfolio.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

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Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations. Debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the

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world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the fair value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of the Trust. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated EIM, the investment adviser to the Trust, as its valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

EIM has appointed EIM II (the “Administrator”) to oversee the calculation of the NAV of the Portfolios and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Portfolios’ NAVs.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2023, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

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To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

All securities held in the EQ/Money Market Portfolio are valued at amortized cost provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation method fairly reflects the market-based NAV per share of the Portfolio. The EQ/Money Market Portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Foreign Taxes:

The Portfolio may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, all or a portion of which may be recoverable. Each Portfolio applies for refunds where available. The Portfolio will accrue such taxes and recoveries as applicable, based on their current interpretation of the tax rules and regulations that exist in the markets in which they invest.

As a result of several court rulings in certain European countries, the Portfolio may also file withholding tax reclaims in certain jurisdictions to recover all or a portion of amounts withheld in

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prior period that may now be reclaimable. Any payments received on such withholding tax reclaims are included in Other Income in the Statements of Operations and are recorded when the amount is known and there are no significant uncertainties on collectability.

Capital Gains Taxes:

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. These Portfolios have recorded a deferred tax liability with respect to unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at December 31, 2023. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities for the Portfolios. The amounts related to capital gain taxes for securities that have been sold are included in the net realized gain (loss) on investments in the Statements of Operations for the Portfolios.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Offering costs incurred in connection with the offering of shares of a Portfolio will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Portfolio’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

Offering costs incurred during the year ended December 31, 2023 by the portfolios shown below were:

Portfolios:	Amount
EQ/Intermediate Corporate Bond	$106,867

Offering costs incurred during the year ended December 31, 2022 by the Portfolios shown below were:

Portfolios:	Amounts
Equitable Moderate Growth MF/ETF	$64,838
Equitable Growth MF/ETF	63,627
EQ/AB Sustainable U.S.Thematic	65,754

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

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The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Portfolio’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2023, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2023 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (EQ/Money Market declares and distributes daily and Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. For the Portfolios, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/Core Plus Bond, EQ/Franklin Small Cap Value Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation, EQ/MFS Utilities Series, EQ/Mid Cap Value Managed Volatility, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return and Multimanager Aggressive Equity), capital loss carryforwards (Equitable Conservative Growth MF/ETF, Equitable Moderate Growth MF/ETF, Equitable Growth MF/ETF, 1290 VT Multi-Alternative Strategies, 1290 VT Convertible Securities, 1290 VT DoubleLine Opportunistic Bond, 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Natural Resources, ATM International Managed Volatility, EQ/AB Dynamic Growth, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/ClearBridge Select Equity Managed Volatility, EQ/Core Bond Index, EQ/Core Plus Bond, EQ/Emerging Markets Equity PLUS, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Long-Term Bond, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Total

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Return ESG, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS, EQ/Wellington Energy and Multimanager Core Bond), conversion transactions (EQ/Moderate-Plus Allocation and EQ/Aggressive Allocation), deferral of losses on offsetting positions (ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, ATM International Managed Volatility, EQ/500 Managed Volatility, EQ/400 Managed Volatility, EQ/2000 Managed Volatility, EQ/International Managed Volatility, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/ClearBridge Select Equity Managed Volatility, EQ/Core Plus Bond, EQ/Franklin Moderate Allocation, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return and Multimanager Aggressive Equity), investments in passive foreign investment companies (1290 VT Real Estate, ATM International Managed Volatility, EQ/International Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Equity Index, EQ/International Value Managed Volatility, EQ/Lazard Emerging Markets Equity and EQ/MFS Utilities Series), partnership basis adjustments (1290 VT Multi-Alternative Strategies), post-October loss deferrals (1290 VT Convertible Securities, EQ/Goldman Sachs Mid Cap Value, EQ/Intermediate Government Bond, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/Quality Bond PLUS and Multimanager Core Bond) and wash sale loss deferrals (1290 VT Moderate Growth Allocation, 1290 VT Micro Cap, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/American Century Moderate Growth Allocation, EQ/International Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility, EQ/Mid Cap Value Managed Volatility, EQ/Morgan Stanley Small Cap Growth, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended December 31, 2023 and December 31, 2022 and the tax composition of undistributed ordinary income and undistributed long-term gains at December 31, 2023 are presented in the following table:

	Year Ended December 31, 2023		As of December 31, 2023		Year Ended December 31, 2022
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/All Asset Growth Allocation	$7,051,255	$8,346,000	$—	$8,032,304	$5,928,365	$31,264,361
EQ/Ultra Conservative Strategy	57,499,372	6,616,186	3,691,931	8,090,365	21,208,349	17,038,447
EQ/Conservative Strategy	9,908,668	1,117,113	—	—	6,636,003	18,436,081
EQ/Conservative Growth Strategy	17,318,263	14,440,234	—	8,596,310	11,714,383	64,107,498
EQ/Balanced Strategy	47,418,931	29,965,329	—	34,034,077	35,858,152	146,148,599
EQ/Moderate Growth Strategy	76,531,174	130,106,958	—	76,604,432	54,438,667	434,531,265
EQ/Growth Strategy	61,249,890	99,242,116	—	80,044,797	43,345,373	357,021,426
EQ/Aggressive Growth Strategy	69,679,240	101,603,028	434,308	104,809,087	44,172,708	374,914,946
EQ/Conservative Allocation	17,682,495	6,005,672	—	4,680,504	12,339,418	31,699,415
EQ/Conservative-Plus Allocation	17,581,435	18,532,796	171,725	10,776,947	12,530,699	65,796,303
EQ/Moderate Allocation	106,497,397	116,108,982	634,706	79,858,393	75,505,542	462,107,352
EQ/Moderate-Plus Allocation	112,863,444	200,266,349	849,374	145,775,380	78,347,424	768,538,150
EQ/Aggressive Allocation	42,951,509	86,818,000	662,593	82,868,732	27,345,006	409,693,373
Equitable Conservative Growth MF/ETF	1,837,337	—	—	—	1,583,653	1,544,558
Equitable Moderate Growth MF/ETF	349,526	—	—	—	180,490	—
Equitable Growth MF/ETF	290,508	—	1,357	—	142,365	—
Target 2015 Allocation	679,528	1,320,370	5,998	204,676	682,829	2,176,003
Target 2025 Allocation	2,906,524	4,650,599	1,711	1,368,688	2,479,036	10,865,266
Target 2035 Allocation	3,813,995	3,293,888	1	1,567,850	2,825,590	7,077,210
Target 2045 Allocation	3,000,350	3,272,817	—	1,581,611	2,274,922	6,251,579
Target 2055 Allocation	1,291,765	965,690	—	815,763	767,824	2,798,609

1583

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

	Year Ended December 31, 2023		As of December 31, 2023		Year Ended December 31, 2022
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 VT Moderate Growth Allocation	$2,557,933	$20,676	$68,372	$—	$1,400,101	$920,197
1290 VT Multi-Alternative Strategies	264,269	23,774	—	—	263,286	151,469
1290 VT Convertible Securities	1,084,024	—	31,750	—	524,171	20,815
1290 VT DoubleLine Opportunistic Bond	23,182,458	—	—	—	17,984,006	588,736
1290 VT Equity Income	11,532,374	29,172,945	545,669	4,091,102	9,622,020	28,562,460
1290 VT GAMCO Mergers & Acquisitions	6,820,135	1,085,168	792,333	1,028,818	697,078	5,362,913
1290 VT GAMCO Small Company Value	24,143,070	229,436,887	402,777	35,370,843	18,221,962	154,936,909
1290 VT High Yield Bond	13,770,246	—	6,173	—	11,747,845	—
1290 VT Micro Cap	1,078,839	—	—	—	653,042	4,439,556
1290 VT Natural Resources	1,233,251	—	5,332	—	1,403,466	—
1290 VT Real Estate	1,017,550	—	138,771	—	115,279	—
1290 VT Small Cap Value	6,465,071	30,487,981	104,675	1,253,929	1,452,664	33,401,661
1290 VT SmartBeta Equity ESG	4,473,973	3,818,544	220,716	3,157,775	4,814,547	4,369,940
1290 VT Socially Responsible	1,660,173	5,015,623	15,277	876,346	1,549,070	1,149,491
ATM Large Cap Managed Volatility	40,763,131	220,068,202	14,522,232	57,260,176	33,730,710	140,887,125
ATM Mid Cap Managed Volatility	4,808,556	4,793,204	1,805,275	7,437,925	3,343,013	7,955,993
ATM Small Cap Managed Volatility	13,538,226	14,988,342	642,537	19,410,066	9,831,836	18,010,478
ATM International Managed Volatility	30,482,819	—	5,818,665	—	36,326,431	—
EQ/500 Managed Volatility	119,032,048	443,207,128	42,534,801	145,323,604	100,314,806	419,264,744
EQ/400 Managed Volatility	13,755,787	18,185,752	4,790,638	19,173,810	8,863,129	21,932,284
EQ/2000 Managed Volatility	44,339,546	28,468,735	2,294,737	67,907,298	33,202,648	65,472,776
EQ/International Managed Volatility	45,925,737	—	8,765,081	—	26,943,684	13,421,618
EQ/AB Dynamic Aggressive Growth	4,854,868	—	3,314,739	1,516,805	847,117	1,572,477
EQ/AB Dynamic Growth	7,471,184	—	1,159,613	—	55,787,311	11,414,711
EQ/AB Dynamic Moderate Growth	15,862,272	4,290,362	2,014,965	24,429,689	27,538,818	32,228,884
EQ/AB Short Duration Government Bond	24,135,265	—	—	—	6,726,702	—
EQ/AB Small Cap Growth	5,683,156	2,902,030	773,129	8,515,380	3,967,640	73,877,015
EQ/AB Sustainable U.S. Thematic	62,264	—	268	—	40,198	—
EQ/American Century Mid Cap Value	18,614,708	13,356,759	—	1,224,458	27,559,945	49,649,565
EQ/American Century Moderate Growth Allocation	1,766,524	—	60,525	—	1,549,636	1,236,828
EQ/Capital Group Research	1,803,254	26,124,961	77,692	21,874,428	5,085,114	59,747,432
EQ/ClearBridge Large Cap Growth ESG	1,458,991	11,182,695	148,222	3,070,995	218,349	46,079,300
EQ/ClearBridge Select Equity Managed Volatility	4,512,241	—	138,775	—	3,370,678	1,868,746
EQ/Common Stock Index	70,072,707	255,762,570	2,415,078	66,565,218	49,052,756	340,394,545
EQ/Core Bond Index	112,329,367	—	24,882	—	95,332,338	14,070,160
EQ/Core Plus Bond	18,521,956	—	6,720,528	—	20,126,587	574,709
EQ/Emerging Markets Equity PLUS	2,207,191	—	184,539	—	1,774,562	3,902,648
EQ/Equity 500 Index	94,049,148	67,692,848	5,621,729	36,654,347	82,081,848	114,161,616
EQ/Fidelity Institutional AM® Large Cap	4,491,977	24,279,079	268,038	7,607,002	7,433,275	49,882,286
EQ/Franklin Moderate Allocation	3,756,285	—	157,772	—	2,364,761	2,296
EQ/Franklin Rising Dividends	4,314,077	264,466	393,564	664,534	2,312,853	3,839,813
EQ/Franklin Small Cap Value Managed Volatility	5,505,480	5,814,916	1,788,846	3,863,655	1,833,847	9,294,288
EQ/Global Equity Managed Volatility	15,157,872	66,101,967	9,639,686	31,276,493	11,132,830	41,503,432
EQ/Goldman Sachs Growth Allocation	7,758,678	—	4,280,752	701,111	1,888,433	899,927
EQ/Goldman Sachs Mid Cap Value	2,590,743	3,588,520	—	—	1,726,784	13,546,085
EQ/Goldman Sachs Moderate Growth Allocation	16,389,073	—	201,923	—	3,785,520	—

1584

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

	Year Ended December 31, 2023		As of December 31, 2023		Year Ended December 31, 2022
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
EQ/Intermediate Corporate Bond	$16,063,545	$—	$2,999,351	$—	$—	$—
EQ/Intermediate Government Bond	131,381,395	—	—	—	79,095,605	6,231,189
EQ/International Core Managed Volatility	21,017,251	9,125,818	9,529,095	7,544,144	16,084,619	10,025,893
EQ/International Equity Index	45,181,812	—	5,971,162	—	36,843,100	—
EQ/International Value Managed Volatility	21,672,482	—	12,418,631	4,321,135	17,471,550	7,658,052
EQ/Invesco Comstock	5,889,804	19,559,459	17,979	2,211,796	5,810,165	23,809,733
EQ/Invesco Global	2,297	3,350,941	—	—	—	11,153,202
EQ/Invesco Global Real Assets	10,148,446	—	371,277	—	9,214,561	1,449,808
EQ/Invesco Moderate Allocation	5,399,947	—	105,612	—	943,779	—
EQ/Invesco Moderate Growth Allocation	6,649,691	—	60,157	—	1,695,347	—
EQ/Janus Enterprise	3,826,195	90,309,362	543,902	8,232,361	118,344	89,619,148
EQ/JPMorgan Growth Allocation	12,884,324	—	133,159	—	1,820,231	1,173,464
EQ/JPMorgan Growth Stock	1,317	303,459,177	—	—	2,126,027	48,877,689
EQ/JPMorgan Value Opportunities	21,058,417	40,004,381	12,028,570	9,045,056	10,704,394	71,822,441
EQ/Large Cap Core Managed Volatility	48,433,453	142,388,375	12,071,184	50,509,368	17,986,539	162,317,684
EQ/Large Cap Growth Index	4,755,671	76,979,003	1,620,019	11,843,396	6,068,785	129,470,337
EQ/Large Cap Growth Managed Volatility	26,240,258	340,604,362	20,683,971	77,533,158	2,234,577	491,051,673
EQ/Large Cap Value Index	24,750,744	10,198,808	634,671	2,325,035	14,307,933	13,364,992
EQ/Large Cap Value Managed Volatility	108,746,891	149,680,690	21,028,727	42,212,679	64,016,973	134,047,126
EQ/Lazard Emerging Markets Equity	15,283,642	356,752	1,200,031	649,196	16,620,161	2,048,279
EQ/Long-Term Bond	85,555,252	—	184,726	—	76,479,629	—
EQ/Loomis Sayles Growth	2,890,209	30,485,201	358,479	5,875,337	—	78,404,045
EQ/MFS International Growth	30,648,088	31,969,460	1,606,569	4,102,260	12,178,383	47,652,502
EQ/MFS International Intrinsic Value	15,750,640	16,841,864	788,913	13,592,116	4,439,502	37,062,443
EQ/MFS Mid Cap Focused Growth	—	4,567,757	—	442,330	—	841,175
EQ/MFS Technology	—	—	—	980,034	58,307	14,787,609
EQ/MFS Utilities Series	4,315,693	3,896,984	14,541	562,697	10,344,934	7,056,314
EQ/Mid Cap Index	25,120,104	87,077,428	1,116,771	37,737,103	21,219,806	139,089,789
EQ/Mid Cap Value Managed Volatility	37,578,886	62,251,839	10,413,697	23,413,239	16,727,739	42,362,433
EQ/Money Market	88,923,225	—	—	—	18,666,234	—
EQ/Morgan Stanley Small Cap Growth	507,545	—	124,609	—	991,243	2,088,637
EQ/PIMCO Global Real Return	663,555	—	—	—	12,359,153	—
EQ/PIMCO Real Return	2,074,112	—	3,068,372	—	5,176,033	—
EQ/PIMCO Total Return ESG	6,812,332	—	145,684	—	8,761,714	—
EQ/PIMCO Ultra Short Bond	33,299,376	—	—	—	13,496,505	—
EQ/Quality Bond PLUS	25,777,743	—	—	—	18,467,847	—
EQ/Small Company Index	15,017,519	42,818,593	834,672	4,828,899	11,886,214	43,783,148
EQ/T. Rowe Price Health Sciences	556,118	3,860,047	—	—	—	4,260,093
EQ/Value Equity	17,960,794	2,647,461	—	—	27,602,133	22,008,897
EQ/Wellington Energy	4,419,289	—	69,292	—	5,695,505	—
Multimanager Aggressive Equity	5,146,300	30,820,220	382,353	41,243,375	662,070	176,300,499
Multimanager Core Bond	25,844,280	—	—	—	23,622,389	—
Multimanager Technology	2,892,719	71,519,385	14,918,808	9,978,153	9,108,553	122,931,736
The following Portfolios had a Return of Capital during the year ended December 31, 2023:

Portfolios:	Return of Capital
1290 VT Multi-Alternative Strategies	$24,178
EQ/PIMCO Global Real Return	1,535,826

1585

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

None of the Portfolios had a Return of Capital during the year ended December 31, 2022.

Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2023 as follows:

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/All Asset Growth Allocation	$2,143,786	$(2,143,786)	$—
EQ/Ultra Conservative Strategy	621,870	(621,870)	—
EQ/Conservative Strategy	177,553	(150,845)	(26,708)
EQ/Conservative Growth Strategy	586,548	(586,548)	—
EQ/Balanced Strategy	2,025,592	(2,025,592)	—
EQ/Moderate Growth Strategy	4,077,293	(4,077,293)	—
EQ/Growth Strategy	3,993,455	(3,993,455)	—
EQ/Aggressive Growth Strategy	4,840,418	(4,840,418)	—
EQ/Conservative Allocation	545,080	(545,080)	—
EQ/Conservative-Plus Allocation	1,028,694	(1,028,694)	—
EQ/Moderate Allocation	7,718,036	(7,718,036)	—
EQ/Moderate-Plus Allocation	12,905,050	(12,905,050)	—
EQ/Aggressive Allocation	7,316,734	(7,316,734)	—
Equitable Conservative Growth MF/ETF	24,659	1,956	(26,615)
Equitable Moderate Growth MF/ETF	8,260	(2,206)	(6,054)
Equitable Growth MF/ETF	7,114	(3,032)	(4,082)
Target 2015 Allocation	15,640	(15,640)	—
Target 2025 Allocation	158,598	(158,598)	—
Target 2035 Allocation	270,495	(270,495)	—
Target 2045 Allocation	273,500	(273,500)	—
Target 2055 Allocation	176,517	(176,517)	—
1290 VT Moderate Growth Allocation	(2,256)	2,256	—
1290 VT Multi-Alternative Strategies	4,927	(4,927)	—
1290 VT Convertible Securities	121,404	(121,268)	(136)
1290 VT DoubleLine Opportunistic Bond	561,652	(540,700)	(20,952)
1290 VT Equity Income	(39,629)	39,629	—
1290 VT GAMCO Mergers & Acquisitions	127,112	(127,112)	—
1290 VT GAMCO Small Company Value	(165,894)	(91,217)	257,111
1290 VT High Yield Bond	118,170	(118,170)	—
1290 VT Micro Cap	540,189	(508,358)	(31,831)
1290 VT Natural Resources	8,035	(181,218)	173,183
1290 VT Real Estate	976	(4,938)	3,962
1290 VT Small Cap Value	203,751	(203,751)	—
1290 VT SmartBeta Equity ESG	210,116	(210,116)	—
1290 VT Socially Responsible	19,529	(19,529)	—
ATM Large Cap Managed Volatility	(198,450)	184,992	13,458
ATM Mid Cap Managed Volatility	62,857	(62,857)	—
ATM Small Cap Managed Volatility	138,828	(49,683)	(89,145)
ATM International Managed Volatility	(72,133)	(153,759)	225,892
EQ/500 Managed Volatility	(583,808)	544,527	39,281
EQ/400 Managed Volatility	260,785	(260,785)	—
EQ/2000 Managed Volatility	(342,355)	9,599	332,756
EQ/International Managed Volatility	(3,141,600)	2,875,621	265,979
EQ/AB Dynamic Aggressive Growth	(1,072,880)	1,071,913	967
EQ/AB Dynamic Growth	(106,033)	106,493	(460)
EQ/AB Dynamic Moderate Growth	4,252,267	(4,303,588)	51,321
EQ/AB Short Duration Government Bond	176,260	(144,617)	(31,643)
EQ/AB Small Cap Growth	356,156	(213,655)	(142,501)

1586

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/AB Sustainable U.S. Thematic	$211	$—	$(211)
EQ/American Century Mid Cap Value	(303,185)	303,933	(748)
EQ/American Century Moderate Growth Allocation	—	—	—
EQ/Capital Group Research	(4,663)	4,663	—
EQ/ClearBridge Large Cap Growth ESG	1,002,301	(1,002,301)	—
EQ/ClearBridge Select Equity Managed Volatility	6,989	(7,109)	120
EQ/Common Stock Index	(920,823)	890,618	30,205
EQ/Core Bond Index	112,418	(112,418)	—
EQ/Core Plus Bond	(15,681,807)	15,668,970	12,837
EQ/Emerging Markets Equity PLUS	299,622	(299,622)	—
EQ/Equity 500 Index	(561,552)	538,931	22,621
EQ/Fidelity Institutional AM® Large Cap	247,361	(247,361)	—
EQ/Franklin Moderate Allocation	(2,064)	(1,562)	3,626
EQ/Franklin Rising Dividends	—	—	—
EQ/Franklin Small Cap Value Managed Volatility	26,389	(55,130)	28,741
EQ/Global Equity Managed Volatility	(6,440,138)	6,440,138	—
EQ/Goldman Sachs Growth Allocation	(150,806)	150,806	—
EQ/Goldman Sachs Mid Cap Value	(47,334)	46,878	456
EQ/Goldman Sachs Moderate Growth Allocation	(223,383)	223,383	—
EQ/Intermediate Corporate Bond	80,818	(1,118)	(79,700)
EQ/Intermediate Government Bond	891,202	(18,627)	(872,575)
EQ/International Core Managed Volatility	(1,086,552)	276,607	809,945
EQ/International Equity Index	427,579	(2,364,736)	1,937,157
EQ/International Value Managed Volatility	(1,222,120)	1,308,046	(85,926)
EQ/Invesco Comstock	(34,990)	34,990	—
EQ/Invesco Global	821,475	94,319	(915,794)
EQ/Invesco Global Real Assets	29,989	(29,989)	—
EQ/Invesco Moderate Allocation	2,888	(2,888)	—
EQ/Invesco Moderate Growth Allocation	7,216	(7,216)	—
EQ/Janus Enterprise	1,040,060	(1,040,060)	—
EQ/JPMorgan Growth Allocation	(39,155)	39,155	—
EQ/JPMorgan Growth Stock (formerly T. Rowe Price Growth Stock)	8,901,414	(2,986,430)	(5,914,984)
EQ/JPMorgan Value Opportunities	(25)	25	—
EQ/Large Cap Core Managed Volatility	(611,030)	605,352	5,678
EQ/Large Cap Growth Index	(9,226)	9,226	—
EQ/Large Cap Growth Managed Volatility	627,090	(625,760)	(1,330)
EQ/Large Cap Value Index	(93,658)	86,074	7,584
EQ/Large Cap Value Managed Volatility	(340,797)	317,385	23,412
EQ/Lazard Emerging Markets Equity	(372,889)	372,889	—
EQ/Long-Term Bond	56,020	(56,020)	—
EQ/Loomis Sayles Growth	3,643,946	(3,645,660)	1,714
EQ/MFS International Growth	1,645,477	(1,645,477)	—
EQ/MFS International Intrinsic Value	302,100	(302,100)	—
EQ/MFS Mid Cap Focused Growth	1,963,269	(7,447)	(1,955,822)
EQ/MFS Technology	1,659,871	24,439	(1,684,310)
EQ/MFS Utilities Series	(1,882,752)	1,882,752	—
EQ/Mid Cap Index	822,648	(822,648)	—
EQ/Mid Cap Value Managed Volatility	(146,578)	122,699	23,879
EQ/Money Market	—	—	—
EQ/Morgan Stanley Small Cap Growth	150,100	(88,513)	(61,587)
EQ/PIMCO Global Real Return	(2,352,177)	2,352,177	—

1587

EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

Portfolios:	Undistributed Net Investment Income (Loss) (a)	Accumulated Net Realized Gain (Loss) (a)	Paid In Capital
EQ/PIMCO Real Return	$(1,524,977)	$1,524,976	$1
EQ/PIMCO Total Return ESG	(1,621,346)	1,622,054	(708)
EQ/PIMCO Ultra Short Bond	777,984	(443,717)	(334,267)
EQ/Quality Bond PLUS	(1,269,167)	1,550,169	(281,002)
EQ/Small Company Index	56,314	116,116	(172,430)
EQ/T. Rowe Price Health Sciences	241,253	(50,166)	(191,087)
EQ/Value Equity	(66,661)	94,663	(28,002)
EQ/Wellington Energy	9,753	(9,753)	—
Multimanager Aggressive Equity	8,869	12,752	(21,621)
Multimanager Core Bond	(429,720)	1,123,254	(693,534)
Multimanager Technology	2,793,787	(2,793,788)	1

(a)	These components of net assets are included in Total Distributable Earnings (Loss) in the Statement of Assets and Liabilities.

To the extent book and tax differences in shareholder distributions are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax basis treatment. Permanent book and tax differences resulted in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital at December 31, 2023 as follows: reclassification of gain and losses from foreign currency transactions (EQ/Core Plus Bond, EQ/MFS Utilities Series, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return and EQ/PIMCO Total Return ESG), reclassification of gains and losses from foreign currency transactions (EQ/PIMCO Global Real Return) and reclassification of swap income (EQ/PIMCO Real Return).

Net capital and net specified gains/losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the year ended December 31, 2023, the following Portfolios deferred to January 1, 2024 post- October losses of:

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
EQ/All Asset Growth Allocation	$—	$370,645	$—
EQ/Conservative Strategy	—	(32,201)	493,507
Equitable Conservative Growth MF/ETF	—	38,416	—
Equitable Moderate Growth MF/ETF	—	1,280	—
Equitable Growth MF/ETF	—	3,938	—
Target 2055 Allocation	—	657	—
1290 VT Moderate Growth Allocation	—	6	—
1290 VT Multi-Alternative Strategies	—	51,566	(34,485)
1290 VT Convertible Securities	—	(13,421)	376,221
1290 VT DoubleLine Opportunistic Bond	—	(1,297,676)	2,744,436
1290 VT High Yield Bond	23,729	(30,120)	769,348
1290 VT Micro Cap	82,821	29,552	—
1290 VT Real Estate	—	3,102	37,618
EQ/American Century Mid Cap Value	1,862,149	—	—
EQ/ClearBridge Select Equity Managed Volatility	450	—	—
EQ/Core Bond Index	—	192,574	8,934,047
EQ/Emerging Markets Equity PLUS	—	(33,258)	168,876
EQ/Fidelity Institutional AM® Large Cap	—	418,617	—
EQ/Franklin Moderate Allocation	—	96,845	—
EQ/Goldman Sachs Growth Allocation	7,548	—	—
EQ/Goldman Sachs Mid Cap Value	—	536,355	312,661

1588

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

Portfolios:	Specified Loss	Short-Term Capital Loss (gain)	Long-Term Capital Loss (gain)
EQ/Goldman Sachs Moderate Growth Allocation	$58,946	$—	$—
EQ/Intermediate Government Bond	—	603,650	85,194,789
EQ/International Equity Index	—	(533,223)	3,242,656
EQ/Invesco Comstock	277,462	—	—
EQ/Invesco Global	3,926	595,672	266,167
EQ/Invesco Global Real Assets	—	—	314,847
EQ/JPMorgan Growth Allocation	19,117	—	—
EQ/JPMorgan Growth Stock (formerly T. Rowe Price Growth Stock)	—	9,700,179	(8,497,707)
EQ/Long-Term Bond	—	2,516,494	8,117,616
EQ/MFS Mid Cap Focused Growth	153	—	—
EQ/MFS Utilities Series	88,040	—	—
EQ/Morgan Stanley Small Cap Growth	—	(1,044,489)	2,279,206
EQ/PIMCO Global Real Return	2,053,981	—	—
EQ/PIMCO Real Return	—	—	666,435
EQ/PIMCO Total Return ESG	—	—	1,182,107
EQ/PIMCO Ultra Short Bond	—	(1,685,458)	3,206,852
EQ/Quality Bond PLUS	755,228	—	7,235,892
EQ/T. Rowe Price Health Sciences	103,823	—	98,569
Multimanager Core Bond	414,844	—	5,279,366

The following Portfolios have an India capital gains tax capital loss carryforward of approximately:

Portfolio:	INR (as of March 31, 2023)	Converted to USD (as of December 31, 2023)
EQ/Emerging Markets Equity PLUS	2,788,076	$33,505

The following Portfolios utilized net capital loss carryforwards during 2023 and/or have losses incurred that will be carried forward indefinitely as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/Conservative Strategy	$—	$—	$465,582	$2,434,633
Equitable Conservative Growth MF/ETF	—	—	362,641	—
Equitable Moderate Growth MF/ETF	—	—	281,166	—
Equitable Growth MF/ETF	—	—	250,751	75,952
Target 2055 Allocation	131,484	—	—	—
1290 VT Multi-Alternative Strategies	—	—	14,892	615,383
1290 VT Convertible Securities	68,278	—	179,819	2,186,334
1290 VT DoubleLine Opportunistic Bond	—	—	30,910,849	25,969,314
1290 VT GAMCO Mergers & Acquisitions	24,440	—	—	—
1290 VT High Yield Bond	—	—	2,819,048	17,671,225
1290 VT Micro Cap	—	—	24,898,598	—
1290 VT Natural Resources	—	—	563,306	3,685,778
1290 VT Real Estate	—	—	—	106,290
1290 VT SmartBeta Equity ESG	971,547	—	—	—
ATM Small Cap Managed Volatility	3,850,245	—	—	—
ATM International Managed Volatility	—	—	8,871,027	277,880
EQ/2000 Managed Volatility	51,877,114	—	—	—
EQ/International Managed Volatility	11,787,721	—	2,018,472	982,691
EQ/AB Dynamic Growth	—	—	6,018,485	2,097,999

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	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
EQ/AB Dynamic Moderate Growth	$26,402,931	$—	$—	$—
EQ/AB Short Duration Government Bond	—	—	2,835,167	9,528,017
EQ/AB Sustainable U.S. Thematic	—	—	373,365	304,836
EQ/American Century Moderate Growth Allocation	—	—	148,398	—
EQ/ClearBridge Select Equity Managed Volatility	237,734	—	28,845,259	25,286,731
EQ/Core Bond Index	—	—	12,078,828	89,819,324
EQ/Core Plus Bond	—	—	46,014,767	46,049,905
EQ/Emerging Markets Equity PLUS	—	—	690,514	245,076
EQ/Franklin Moderate Allocation	—	—	8,082,086	7,522,950
EQ/Global Equity Managed Volatility	18,933,690	—	—	—
EQ/Goldman Sachs Growth Allocation	4,464,795	6,765,794	—	—
EQ/Goldman Sachs Moderate Growth Allocation	4,765,974	10,245,414	54,933,823	—
EQ/Intermediate Government Bond	—	—	31,693,909	135,004,562
EQ/International Core Managed Volatility	3,454,838	—	—	—
EQ/International Equity Index	3,454,702	14,164,248	619,202	43,611,858
EQ/International Value Managed Volatility	1,639,260	—	—	—
EQ/Invesco Moderate Allocation	1,366,266	3,583,210	4,184,003	3,231,163
EQ/Invesco Moderate Growth Allocation	2,831,581	3,194,047	69,605	4,887,408
EQ/JPMorgan Growth Allocation	11,709,612	12,185,494	—	28,726
EQ/JPMorgan Growth Stock (formerly T. Rowe Price Growth Stock)	72,585,272	—	—	—
EQ/Lazard Emerging Markets Equity	1,902,979	7,161,662	—	—
EQ/Long-Term Bond	—	—	185,406,936	171,036,036
EQ/MFS Mid Cap Focused Growth	10,008,536	809,807	—	—
EQ/MFS Technology	5,467,067	—	—	—
EQ/Morgan Stanley Small Cap Growth	—	—	76,578,773	67,235,557
EQ/PIMCO Global Real Return	—	—	—	1,478,091
EQ/PIMCO Total Return ESG	11,138,993	—	3,338,136	10,019,411
EQ/PIMCO Ultra Short Bond	426,598	—	261,116	6,156,578
EQ/Quality Bond PLUS	1,719,275	—	26,903,200	56,004,514
EQ/Value Equity	—	—	—	2,086,615
EQ/Wellington Energy	437,232	4,927,595	23,628,194	23,493,381
Multimanager Core Bond	—	—	28,289,893	39,882,887

A portion of EQ/Core Plus Bond and Target 2055 Allocation’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value or fair value, as applicable in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value or fair value, as applicable of the securities sold

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short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Portfolio’s financial statements. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Unfunded Commitments:

Certain Portfolios entered into commitments to buy and sell investments including commitments to buy loan assignments to settle on future dates as part of their normal investment activities. Unfunded commitments may include revolving loan facilities which may obligate the Portfolios to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Portfolios may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statements of Operations.

Private Investments in Public Equity (PIPEs):

A Portfolio may invest in securities issued in private investments in public equity transactions, commonly referred to as “PIPEs.” A PIPE investment involves the sale of equity securities, or securities convertible into equity securities, in a private placement transaction by an issuer that already has outstanding, publicly traded equity securities of the same class. Shares acquired in PIPEs are commonly sold at a discount to the current market value per share of the issuer’s publicly traded securities. Securities acquired in PIPEs generally are not registered with the SEC until after a certain period of time from the date the private sale is completed, which may be months and perhaps longer. PIPEs may contain provisions that require the issuer to pay penalties to the holder if the securities are not registered within a specified period. Until the public registration process is completed, securities acquired in PIPEs are restricted and, like investments in other types of restricted securities, may be illiquid. Any number of factors may prevent or delay a proposed registration. Prior to or in the absence of registration, it may be possible for securities acquired in PIPEs to be resold in transactions exempt from registration under the Securities Act of 1933, as amended. There is no guarantee, however, that an active trading market for such securities will exist at the time of disposition, and the lack of such a market could hurt the market value of a Portfolio’s investments. Even if the securities acquired in PIPEs become registered, or a Portfolio is able to sell the securities through an exempt transaction, a Portfolio may not be able to sell all the securities it holds on short notice and the sale could impact the market price of the securities.

Special Purpose Acquisition Companies (SPACs):

A Portfolio may invest in a SPAC, a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. Until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. In addition, the securities issued by a SPAC, which are typically traded in the over-the- counter market, may be considered illiquid and/or be subject to restrictions on resale.

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Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statement of Operations. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Portfolios may purchase put options on securities to increase the Portfolio’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolios will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts, and Foreign Currency Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy, or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts for the purpose of protecting their Portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at

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the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Portfolio’s basis in the contract. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Portfolio’s credit risk is limited to failure of the exchange or board of trade.

During the year ended December 31, 2023, certain Portfolios held forward foreign currency contracts to either gain exposure to certain currencies or enter into an economic hedge against changes in the values of securities held in the Portfolio that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Portfolio reflects realized gains or losses, if any, in forward currency transactions and change in unrealized gains or losses in forward foreign currency transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

The Portfolios may be exposed to foreign currency risks associated with Portfolio investments. Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Portfolios. The Portfolios may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation/(depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statements of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be

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identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Portfolio’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Portfolio). In connection with credit default swaps in which a Portfolio is the buyer, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Portfolio’s exposure (any accrued but unpaid net amounts owed by the Portfolio to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Portfolio is the seller, the Portfolio will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Portfolio). Such segregation or “earmarking” is intended to ensure that the Portfolio has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Portfolio. Such segregation or “earmarking” will not limit the Portfolio’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio’s senior security and borrowing restrictions.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

A Portfolio may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Portfolio to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

Forward settling transactions:

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Portfolios may designate

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the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transaction may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Portfolio are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. Portfolios may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the portfolio maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the portfolio maintains an entitlement to the security to be sold.

Each of the EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Quality Bond PLUS Portfolio and Multimanager Core Bond Portfolio entered into financing transactions referred to as “sale-buybacks” during the year ended December 31, 2023. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Portfolio’s Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of: (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold; and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Portfolio’s Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Portfolio’s Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio.

The EQ/PIMCO Real Return Portfolio regularly enters into quarterly purchase and sale transactions where the purchase transactions occur on a forward settling basis, with the trade date preceding the fiscal quarter-end, and the settlement date occurring shortly after the fiscal quarter-end. These forward settling securities transactions are expected to physically settle within 35 days of the trade date. Because the purchase transactions occur on a forward settling basis, the Portfolio’s assets will be temporarily increased when these purchases are effected and before the settlement date. The payable amount for these forward settling transactions as of the end of the fiscal period is shown in the Portfolio’s Statement of Assets and Liabilities under “Liabilities — Payable for Securities Purchased.” The transactions are entered into on a regular basis to allow the Portfolio to meet certain asset diversification rules that apply to insurance-dedicated funds under the Internal Revenue Code and to do so in a manner that is consistent with its investment program.

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Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Portfolios with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third-party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale-buybacks by and between the Sub-Advisers on behalf of the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives, forward settling transactions and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Portfolio is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Portfolio; securities pledged as collateral by a Portfolio are so noted in the accompanying Portfolio of Investments; both remain in the Portfolio’s assets. Securities received as collateral by counterparties are not included in the Portfolio’s assets because the Portfolio does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Portfolio may be held in a segregated account at the respective counterparty or Portfolio’s custodian.

Cash and Statement of Cash Flows:

In accordance with U.S. GAAP, the Portfolios consider cash which is not readily investable or available for withdrawal, such as initial margin pledged for derivatives, to be restricted cash for the purposes of reporting in the Statement of Cash Flows.

Due to the volume of sale-buyback transactions during the year ended December 31, 2023, the EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio are presenting a Statement of Cash Flows. The Statement of Cash Flows, as applicable, has been prepared using the indirect method which requires increase (decrease) in net assets resulting from operations to be adjusted to reconcile to net cash flows from operating activities.

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Repurchase Agreements:

During the year ended December 31, 2023, the EQ/Money Market Portfolio entered into repurchase agreements through an account at JPMorgan Chase Bank, N.A. (“JPMorgan”), the Portfolio’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For a repurchase agreement, JPMorgan takes possession of the collateral pledged for investments in such repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within the Portfolio’s Portfolio of Investments.

Securities Lending:

During the year ended December 31, 2023, certain Portfolios entered into securities lending transactions. To generate additional income, a Portfolio may lend its portfolio securities, up to 30% of the market value of the Portfolio’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Portfolio or the borrower at any time.

The Portfolios’ securities lending policies and procedures require that the borrower (i) deliver collateral consisting of cash or U.S. Government securities equal to at least 102% of the value of the portfolio securities loaned with respect to each new loan of U.S. securities, and equal to at least 105% of the value of the portfolio securities loaned with respect to each new loan of non-U.S. securities; and, for loans of U.S. Treasury securities, collateral equal to the lesser of 102% of the loaned securities’ current market value or 100% of the loaned securities’ par value; (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is permitted to be invested in short-term, highly liquid investments, such as government money market funds and repurchase agreements, and shown in the Portfolio of Investments and included in calculating the Portfolio’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Portfolio and accordingly are not reflected in the Portfolio’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Portfolios receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Portfolios may invest cash collateral in government money market funds or repurchase agreements as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities

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under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Portfolio or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Portfolios receive 90% of the net earnings from the securities lending program up to $45 million of aggregate earnings across all Portfolios within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Portfolio may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Portfolio sustains losses as a result of a borrower’s default, JPMorgan indemnifies the Portfolio by purchasing replacement securities at JPMorgan’s expense, or paying the Portfolio an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Portfolio and JPMorgan.

At December 31, 2023, the Securities Lending Agreement does not permit the Portfolio to enforce a netting arrangement.

Effective June 2, 2023, the EQ/Money Market Portfolio no longer participates in the Trust’s securities lending program.

Market, Credit and Other Risks:

A Portfolio’s investments in financial instruments expose the Portfolio to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Portfolio’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Portfolio’s investments may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as the COVID-19 pandemic, which has caused significant global market disruptions), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Impacts from climate change may include significant risks to global financial assets and economic growth.

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Changes in government or central bank policies and political events within the United States and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and may negatively affect economic conditions and the value of market, sectors, or companies in which a Portfolio invests.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Portfolio generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Portfolio generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Portfolio may lose money if these changes are not anticipated by Portfolio management. A Portfolio may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements.

Interest rates were unusually low in recent years in the United States and abroad, but the interest rate environment changed dramatically in 2022 as interest rates moved significantly higher. Aggressive stimulus measures in 2020 and 2021, rising demand for goods and services, tight labor markets, and supply chain disruptions contributed to a surge of inflation in many sectors of the U.S. and global economies. Due to concerns regarding high inflation, the U.S. Federal Reserve and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to predict accurately the timing, frequency, magnitude or direction of further interest rate changes, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

Prior to June 30, 2023, many debt securities, derivatives and other financial instruments, including some of the Portfolios’ investments, utilized the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations; however, LIBOR settings for all maturities and currencies ceased to be published on a representative basis after June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. There may be risks associated with using a new reference or benchmark rate with respect to existing or new investments and transactions. The SOFR or other alternative reference or benchmark rate may be an ineffective substitute with respect to an existing or new investment or transaction, resulting in prolonged adverse market conditions for a Portfolio, which could negatively affect a Portfolio’s performance and/or net asset value.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may

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fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the Portfolio’s returns. The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine and may impose sanctions on other countries that provide military or economic support to Russia. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio beyond any direct exposure a Portfolio may have to Russian issuers or issuers in other countries affected by the invasion.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Portfolio may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Portfolios that is greater than if the Portfolios had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Portfolio will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Portfolio’s holding to lose value. The downgrade of a security’s credit rating may

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decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Portfolios may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Portfolio’s NAV.

Because certain Portfolios invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage- related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Portfolios may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Portfolio to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement (the “Advisory Agreement”) with EIM which provides that the Adviser is responsible for (i) providing a continuous investment program for the Portfolios; (ii) monitoring the implementation of the investment program for each Portfolio; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Portfolio; (iv) effecting transactions for each Portfolio and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Portfolios; (vi) making recommendations to the Board regarding the investment programs of the Portfolios, including any changes to the investment objectives and policies of a Portfolio; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. For its services under the Advisory Agreement, the Adviser is entitled to

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receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
EQ/All Asset Growth Allocation	0.100% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
1290 VT DoubleLine Opportunistic Bond	0.600%	0.575%	0.550%	0.530%	0.520%
1290 VT Equity Income	0.750	0.700	0.675	0.650	0.625
1290 VT GAMCO Mergers & Acquisitions	0.900	0.850	0.825	0.800	0.775
1290 VT GAMCO Small Company Value	0.750	0.700	0.675	0.650	0.625
1290 VT High Yield Bond	0.600	0.580	0.560	0.540	0.530
1290 VT Micro Cap	0.850	0.800	0.775	0.750	0.725
1290 VT Moderate Growth Allocation	0.700	0.650	0.625	0.600	0.575
1290 VT Small Cap Value	0.800	0.750	0.725	0.700	0.675
1290 VT SmartBeta Equity ESG	0.700	0.650	0.625	0.600	0.575
EQ/AB Dynamic Aggressive Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Dynamic Moderate Growth	0.750	0.700	0.675	0.650	0.625
EQ/AB Sustainable U.S. Thematic	0.650	0.600	0.575	0.550	0.525
EQ/AB Short Duration Government Bond	0.450	0.430	0.410	0.390	0.380
EQ/AB Small Cap Growth	0.550	0.500	0.475	0.450	0.425
EQ/American Century Mid Cap Value	0.900	0.850	0.825	0.800	0.775
EQ/American Century Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Capital Group Research	0.650	0.600	0.575	0.550	0.525
EQ/ClearBridge Large Cap Growth ESG	0.650	0.600	0.575	0.550	0.525
EQ/Core Plus Bond	0.600	0.580	0.560	0.540	0.530
EQ/Emerging Markets Equity PLUS	0.700	0.650	0.625	0.600	0.575
EQ/Fidelity Institutional AM® Large Cap	0.540	0.500	0.475	0.450	0.425
EQ/Franklin Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Franklin Rising Dividends	0.600	0.550	0.510	0.490	0.475
EQ/Goldman Sachs Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Goldman Sachs Mid Cap Value	0.770	0.750	0.725	0.680	0.670
EQ/Goldman Sachs Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Comstock	0.650	0.600	0.575	0.550	0.525
EQ/Invesco Global	0.850	0.800	0.775	0.750	0.725
EQ/Invesco Global Real Assets	0.735	0.700	0.675	0.650	0.625
EQ/Invesco Moderate Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Invesco Moderate Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/Janus Enterprise	0.700	0.650	0.625	0.600	0.575
EQ/JPMorgan Growth Allocation	0.800	0.750	0.725	0.700	0.675
EQ/JPMorgan Growth Stock	0.750	0.700	0.675	0.650	0.625
EQ/JPMorgan Value Opportunities	0.600	0.550	0.525	0.500	0.475
EQ/Lazard Emerging Markets Equity	1.000	0.950	0.925	0.900	0.875

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	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
EQ/Loomis Sayles Growth	0.750%	0.700%	0.675%	0.650%	0.625%
EQ/MFS International Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS International Intrinsic Value	0.860	0.820	0.700	0.700	0.700
EQ/MFS Mid Cap Focused Growth	0.850	0.800	0.775	0.750	0.725
EQ/MFS Technology	0.750	0.700	0.675	0.650	0.625
EQ/MFS Utilities Series	0.730	0.700	0.670	0.650	0.625
EQ/Money Market	0.350	0.325	0.280	0.270	0.250
EQ/Morgan Stanley Small Cap Growth	0.800	0.750	0.725	0.700	0.675
EQ/PIMCO Global Real Return	0.600	0.575	0.550	0.530	0.520
EQ/PIMCO Real Return	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Total Return ESG	0.500	0.475	0.450	0.430	0.420
EQ/PIMCO Ultra Short Bond	0.500	0.475	0.450	0.430	0.420
EQ/Quality Bond PLUS	0.400	0.380	0.360	0.340	0.330
EQ/T. Rowe Price Health Sciences	0.950	0.900	0.875	0.850	0.825
EQ/Value Equity	0.560	0.540	0.520	0.500	0.475
EQ/Wellington Energy	0.850	0.800	0.775	0.750	0.725
Multimanager Aggressive Equity	0.580	0.550	0.525	0.500	0.475
Multimanager Core Bond	0.550	0.530	0.510	0.490	0.480
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Next $2.5 Billion	Thereafter
EQ/ClearBridge Select Equity Managed Volatility	0.700%	0.665%	0.635%	0.610%	0.560%	0.540%
EQ/Franklin Small Cap Value Managed Volatility	0.700	0.665	0.635	0.610	0.560	0.540
EQ/Global Equity Managed Volatility	0.740	0.720	0.690	0.665	0.615	0.590
EQ/International Core Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/International Value Managed Volatility	0.600	0.575	0.550	0.525	0.475	0.450
EQ/Large Cap Core Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Growth Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Large Cap Value Managed Volatility	0.500	0.475	0.450	0.425	0.375	0.350
EQ/Mid Cap Value Managed Volatility	0.550	0.525	0.500	0.475	0.425	0.400

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
ATM International Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
ATM Large Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Mid Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
ATM Small Cap Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/500 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

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	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Next $3 Billion	Thereafter
EQ/400 Managed Volatility	0.450%	0.425%	0.400%	0.375%	0.350%	0.325%
EQ/2000 Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325
EQ/lnternational Managed Volatility	0.450	0.425	0.400	0.375	0.350	0.325

	(as a percentage of average daily net assets)
Portfolios:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $4 Billion	Next $3 Billion	Thereafter
EQ/Aggressive Allocation	0.100%	0.0925%	0.0900%	0.0875%	0.0825%	0.0800%
EQ/Aggressive Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Balanced Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate Growth Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Moderate-Plus Allocation	0.100	0.0925	0.0900	0.0875	0.0825	0.0800
EQ/Ultra Conservative Strategy	0.100	0.0925	0.0900	0.0875	0.0825	0.0800

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Thereafter
1290 VT Multi-Alternative Strategies	0.500%	0.450%	0.425%

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 VT Convertible Securities	0.500%	0.450%	0.425%	0.400%
1290 VT Natural Resources	0.500	0.450	0.425	0.400
1290 VT Real Estate	0.500	0.450	0.425	0.400
1290 VT Socially Responsible	0.500	0.450	0.425	0.400
EQ/Common Stock Index	0.350	0.300	0.275	0.250
EQ/Core Bond Index	0.350	0.300	0.275	0.250
EQ/Equity 500 Index	0.250	0.200	0.175	0.150
EQ/Intermediate Corporate Bond	0.350	0.300	0.275	0.250
EQ/Intermediate Government Bond	0.350	0.300	0.275	0.250
EQ/International Equity Index	0.400	0.350	0.325	0.300
EQ/Large Cap Growth Index	0.350	0.300	0.275	0.250
EQ/Large Cap Value Index	0.350	0.300	0.275	0.250
EQ/Long-Term Bond	0.350	0.300	0.275	0.250
EQ/Mid Cap Index	0.350	0.300	0.275	0.250
EQ/Small Company Index	0.250	0.200	0.175	0.150

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%
Equitable Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350
Equitable Moderate Growth MF/ETF	0.1500	0.1425	0.1400	0.1375	0.1350

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

With the exception of the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, ETF Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios, and Strategic Allocation Series Portfolios, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers with respect to the Trust’s Portfolios. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of investment sub-advisory services provided to the Portfolios, including the fees of the Sub-Advisers.

Indemnification of Trustees and Officers:

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

Compensation of Officers:

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC (“Equitable Distributors” or the “Distributor”). No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the year ended December 31, 2023, the two trusts in the complex reimbursed EIM for $290,000 of the Chief Compliance Officer’s compensation, including $287,700 reimbursed by the Trust.

Note 3	Administrative Fees

Equitable Investment Management, LLC (the “Administrator”), an affiliate of EIM, serves as Administrator to the Trust. The Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator has access to the office space, equipment, personnel and facilities required to provide such services to the Trust. The Administrator may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays the Administrator monthly fees, as follows:

The 1290 VT Moderate Growth Allocation Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/ Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, EQ/ JPMorgan Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, the Tactical Portfolios, the Multiadviser Portfolios, the EQ/All Asset Growth Allocation Portfolio, Equitable Conservative Growth MF/ETF Portfolio, Equitable Growth MF/ETF Portfolio, Equitable Moderate Growth MF/ETF Portfolio, Strategic Allocation Series Portfolios, EQ Allocation Portfolios, Target Allocation Portfolios, and EQ/Core Plus Bond Portfolio, each pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of the above mentioned Portfolios (“Administration Group 1”), as follows:

0.140% on the first $60 billion

0.110% on the next $20 billion

0.0875% on the next $20 billion

0.0775% on the next $20 billion

0.0750% on the next $20 billion

0.0725% on net assets thereafter

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December 31, 2023

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 1 is subject to a minimum annual fee of $32,500.

All other Portfolios (“Administration Group 2”) pay a proportionate share of an asset-based administration fee based on aggregate average daily net assets of Administration Group 2 as follows:

0.100% on the first $30 billion

0.0975% on the next $10 billion

0.0950% on the next $5 billion

0.0775% on the next $10 billion

0.0750% on the next $30 billion

0.0725% on net assets thereafter

The asset-based administration fee is calculated and billed monthly, and each Portfolio in Administration Group 2 is subject to a minimum annual fee of $30,000.

Pursuant to a sub-administration arrangement with the Administrator and EIM, the Sub-Administrator assists the Administrator in providing the Trust with certain administrative services, including portfolio compliance and portfolio accounting support services, subject to the supervision of the Administrator.

Note 4	Custody Fees

The Trust has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities. As of December 31, 2023, certain of the Portfolios maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC, an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIM, pursuant to which the Distributor serves as the principal underwriter of the Class IA, Class IB and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of Class IA and Class IB shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class IA and Class IB shares for which it provides service.

Note 6	Expense Limitation

EIM and the Administrator have contractually agreed to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, acquired fund fees and expenses (with respect to certain Portfolios) and extraordinary expenses) through April 30, 2025 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”). Pursuant to the Expense Limitation Agreement, EIM has agreed to waive or

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

limit its and its affiliates’ fees and to assume other expenses so that the total annual operating expenses do not exceed the following annual rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/All Asset Growth Allocation	1.25	%*	1.25	%*	1.00	%*
EQ/Ultra Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Strategy	N/A		0.95	*	N/A
EQ/Conservative Growth Strategy	N/A		1.00	*	N/A
EQ/Balanced Strategy	N/A		1.05	*	N/A
EQ/Moderate Growth Strategy	N/A		1.10	*	N/A
EQ/Growth Strategy	1.10	*	1.10	*	N/A
EQ/Aggressive Growth Strategy	N/A		1.15	*	N/A
EQ/Conservative Allocation	1.00	*	1.00	*	0.75	*
EQ/Conservative-Plus Allocation	1.10	*	1.10	*	0.85	*
EQ/Moderate Allocation	1.15	*	1.15	*	0.90	*
EQ/Moderate-Plus Allocation	1.20	*	1.20	*	0.95	*
EQ/Aggressive Allocation	1.25	*	1.25	*	1.00	*
Equitable Conservative Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Moderate Growth MF/ETF	N/A		1.10	*	0.85	*
Equitable Growth MF/ETF	N/A		1.15	*	0.90	*
Target 2015 Allocation	N/A		1.10	*	0.85	*
Target 2025 Allocation	N/A		1.10	*	0.85	*
Target 2035 Allocation	N/A		1.10	*	0.85	*
Target 2045 Allocation	N/A		1.10	*	0.85	*
Target 2055 Allocation	N/A		1.10	*	0.85	*
1290 VT Moderate Growth Allocation	N/A		1.10	*	N/A
1290 VT Multi-Alternative Strategies	N/A		1.10		0.85
1290 VT Convertible Securities	N/A		0.90		0.65
1290 VT DoubleLine Opportunistic Bond	N/A		0.90		0.65
1290 VT Equity Income	0.95		0.95		0.70
1290 VT GAMCO Mergers & Acquisitions	1.25		1.25		1.00
1290 VT GAMCO Small Company Value	1.07		1.07		0.82
1290 VT High Yield Bond	N/A		1.00		0.75
1290 VT Micro Cap	N/A		1.15		0.90
1290 VT Natural Resources	N/A		0.90	*	0.65	*
1290 VT Real Estate	N/A		0.90		0.65
1290 VT Small Cap Value	N/A		1.15		0.90
1290 VT SmartBeta Equity ESG	N/A		1.10		0.85
1290 VT Socially Responsible	1.15		1.15		0.90
ATM Large Cap Managed Volatility	N/A		N/A		0.60
ATM Mid Cap Managed Volatility	N/A		N/A		0.60
ATM Small Cap Managed Volatility	N/A		N/A		0.60
ATM International Managed Volatility	N/A		N/A		0.65
EQ/500 Managed Volatility	N/A		0.85		0.60
EQ/400 Managed Volatility	N/A		0.85		0.60
EQ/2000 Managed Volatility	N/A		0.85		0.60
EQ/International Managed Volatility	N/A		0.90		0.65
EQ/AB Dynamic Aggressive Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Growth	N/A		1.15	*	N/A
EQ/AB Dynamic Moderate Growth	N/A		1.15	*	N/A
EQ/AB Short Duration Government Bond	0.77		0.77		0.52

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/AB Small Cap Growth	1.00%		1.00%		0.75%
EQ/AB Sustainable U.S. Thematic	N/A		1.00		0.75
EQ/American Century Mid Cap Value	N/A		1.00	*	0.75	*
EQ/American Century Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Capital Group Research	0.97		0.97		0.72
EQ/ClearBridge Large Cap Growth ESG	1.00		1.00		0.75
EQ/Clearbridge Select Equity Managed Volatility	1.05		1.05		0.80
EQ/Common Stock Index	0.67		0.67		0.42
EQ/Core Bond Index	0.640		0.640		0.390
EQ/Core Plus Bond	0.93	*	0.93	*	0.68	*
EQ/Emerging Markets Equity PLUS	N/A		1.20		0.95
EQ/Equity 500 Index	0.54		0.54		0.29
EQ/Fidelity Institutional AM® Large Cap	N/A		0.87	*	0.62	*
EQ/Franklin Moderate Allocation	N/A		1.15	*	N/A
EQ/Franklin Rising Dividends	N/A		0.87	*	0.62	*
EQ/Franklin Small Cap Value Managed Volatility	1.05		1.05		0.80
EQ/Global Equity Managed Volatility	1.10		1.10		0.85
EQ/Goldman Sachs Growth Allocation	N/A		1.15	*	N/A
EQ/Goldman Sachs Mid Cap Value	N/A		1.09	*	0.84	*
EQ/Goldman Sachs Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Intermediate Corporate Bond	N/A		0.65		0.40
EQ/Intermediate Government Bond	0.64		0.64		0.39
EQ/International Core Managed Volatility	1.05		1.05		0.80
EQ/International Equity Index	0.72	*	0.72	*	0.47	*
EQ/International Value Managed Volatility	1.05		1.05		0.80
EQ/Invesco Comstock	1.00		1.00		0.75
EQ/Invesco Global	1.10		1.10		0.85
EQ/Invesco Global Real Assets	N/A		1.20	*	0.95	*
EQ/Invesco Moderate Allocation	N/A		1.15	*	N/A
EQ/Invesco Moderate Growth Allocation	N/A		1.15	*	N/A
EQ/Janus Enterprise	1.05		1.05		0.80
EQ/JPMorgan Growth Allocation	N/A		1.15	*	N/A
EQ/JPMorgan Growth Stock	0.96		0.96		0.71
EQ/JPMorgan Value Opportunities	1.00		1.00		0.75
EQ/Large Cap Core Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Growth Index	0.73		0.73		0.48
EQ/Large Cap Growth Managed Volatility	0.90		0.90		0.65
EQ/Large Cap Value Index	0.75		0.75		0.50
EQ/Large Cap Value Managed Volatility	0.90		0.90		0.65
EQ/Lazard Emerging Markets Equity	N/A		1.35	*	1.10	*
EQ/Long-Term Bond	N/A		0.65		0.40
EQ/Loomis Sayles Growth	1.05		1.05		0.80
EQ/MFS International Growth	1.10		1.10		0.85
EQ/MFS International Intrinsic Value	N/A		1.15	*	0.90	*
EQ/MFS Mid Cap Focused Growth	N/A		1.10	*	0.85	*
EQ/MFS Technology	N/A		1.14	*	0.89	*
EQ/MFS Utilities Series	N/A		1.05	*	0.80	*
EQ/Mid Cap Index	0.65		0.65		0.40
EQ/Mid Cap Value Managed Volatility	1.00		1.00		0.75

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+	Class IB+		Class K
EQ/Morgan Stanley Small Cap Growth	N/A	1.15%		0.90%
EQ/PIMCO Global Real Return	N/A	0.85		0.60
EQ/PIMCO Real Return	N/A	0.75	*	0.50	*
EQ/PIMCO Total Return ESG	N/A	0.75	*	0.50	*
EQ/PIMCO Ultra Short Bond	0.79%	0.79		0.54
EQ/Quality Bond PLUS	0.85	0.85		0.60
EQ/Small Company Index	0.64	0.64		0.39
EQ/T. Rowe Price Health Sciences	N/A	1.20	*	0.95	*
EQ/Value Equity	0.95	0.95		0.70
EQ/Wellington Energy	N/A	1.19	*	0.94	*
Multimanager Aggressive Equity	1.00	1.00		0.75
Multimanager Core Bond	0.85	0.85		0.60
Multimanager Technology	1.18	1.18		0.93

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.
N/A	This class of shares of the Portfolio either is not registered or is registered but not currently offered for sale.

Prior to August 1, 2023, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the EQ/JPMorgan Growth Stock (formerly EQ/T. Rowe Price Growth Stock) (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolio:	Class IA+	Class IB+	Class K
EQ/JPMorgan Growth Stock (formerly EQ/T. Rowe Price Growth Stock)	1.00%	1.00%	0.75%

+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.

Prior to October 1, 2023, EIM had agreed to make payments or waive its management, administrative and other fees so that the annual operating expenses of the EQ/Common Stock Index, EQ/Core Bond Index, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Invesco Global and EQ/Mid Cap Index (other than interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, acquired fund fees and expenses (unless noted), other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Portfolio’s business), did not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class IA+		Class IB+		Class K
EQ/Common Stock Index	0.68%		0.68%		0.43%
EQ/Core Bond Index	0.645		0.645		0.395
EQ/Intermediate Government Bond	0.645		0.645		0.395
EQ/International Equity Index	0.75	*	0.75	*	0.50	*
EQ/Invesco Global	1.15		1.15		0.90
EQ/Mid Cap Index	0.66		0.66		0.41

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

*	For purposes of calculating the Maximum Annual Operating Expense Limit, Acquired Fund Fees and Expenses are included in Portfolio Operating Expenses.
+	Includes amounts payable pursuant to Rule 12b-1 under the 1940 Act.

Investment advisory fees are waived first, administration fees are waived next, and then EIM reimburses the Portfolio’s expenses out of its own resources. Each Portfolio may at a later date reimburse EIM for fees waived (including fees waived by EIM’s affiliates, including the Administrator) or other expenses assumed and paid for by EIM pursuant to the Expense Limitation Agreement within three years of payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement will be based on the earliest fees waived or assumed by EIM.

Reimbursements during the period are presented as Recoupment Fees in the Statement of Operations. During the year ended December 31, 2023, the following Portfolios incurred Recoupment Fees and as of December 31, 2023, no commitment or contingent liability is expected:

Portfolios:	Recoupment Fees
EQ/All Asset Growth Allocation	$3,515
EQ/Ultra Conservative Strategy	164,898
EQ/Conservative Strategy	9,067
1290 VT SmartBeta Equity ESG	9,515
EQ/Common Stock Index	105,240
EQ/Large Cap Growth Index	30,873
EQ/MFS Technology	17,921
EQ/Small Company Index	3,801

$344,830

At December 31, 2023, under the Expense Limitation Agreement, the amount eligible for potential recoupment from each Portfolio, and its respective expiration year, is as follows:

Portfolios:	2024	2025	2026	Total Eligible For Recoupment
EQ/Conservative Strategy	$—	$3,136	$—	$3,136
EQ/Conservative Allocation	282,557	305,671	529,999	1,118,227
Equitable Conservative Growth MF/ETF	41,529	43,047	44,445	129,021
Equitable Moderate Growth MF/ETF	—	154,534	107,928	262,462
Equitable Growth MF/ETF	—	152,733	107,980	260,713
EQ/Conservative-Plus Allocation	—	—	109,844	109,844
Target 2015 Allocation	94,567	108,007	146,337	348,911
Target 2025 Allocation	—	7,829	63,508	71,337
Target 2055 Allocation	18,386	21,368	54,427	94,181
1290 VT Moderate Growth Allocation	85,862	101,711	128,511	316,084
1290 VT Multi-Alternative Strategies	62,695	65,928	83,038	211,661
1290 VT Convertible Securities	113,588	111,005	95,633	320,226
1290 VT DoubleLine Opportunistic Bond	319,935	499,410	497,836	1,317,181
1290 VT Equity Income	992,576	947,671	897,493	2,837,740
1290 VT GAMCO Mergers & Acquisitions	113,653	143,266	135,419	392,338
1290 VT High Yield Bond	103,265	134,713	157,785	395,763
1290 VT Micro Cap	335,701	310,864	301,809	948,374

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EQ ADVISORS TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

Portfolios:	2024	2025	2026	Total Eligible For Recoupment
1290 VT Natural Resources	$120,203	$134,340	$147,444	$401,987
1290 VT Real Estate	123,937	234,901	127,389	486,227
1290 VT Small Cap Value	276,477	312,901	534,046	1,123,424
1290 VT SmartBeta Equity ESG	18,134	48,869	54,093	121,096
ATM Mid Cap Managed Volatility	73,360	126,153	111,145	310,658
ATM Small Cap Managed Volatility	—	45,606	128,884	174,490
EQ/400 Managed Volatility	—	18,740	89,617	108,357
EQ/AB Dynamic Aggressive Growth	178,743	102,278	249,011	530,032
EQ/AB Dynamic Growth	—	78,596	190,011	268,607
EQ/AB Short Duration Government Bond	118,379	431,930	463,826	1,014,135
EQ/AB Sustainable U.S. Thematic	—	165,317	108,295	273,612
EQ/American Century Mid Cap Value	1,638,002	1,653,559	1,718,089	5,009,650
EQ/American Century Moderate Growth Allocation	99,239	113,487	169,431	382,157
EQ/Capital Group Research	294,138	287,319	311,520	892,977
EQ/ClearBridge Large Cap Growth ESG	103,612	122,994	126,637	353,243
EQ/ClearBridge Select Equity Managed Volatility	220,928	399,353	423,537	1,043,818
EQ/Common Stock Index	—	—	1,031,003	1,031,003
EQ/Core Bond Index	1,167,061	1,659,837	2,129,127	4,956,025
EQ/Core Plus Bond	454,052	650,219	1,168,418	2,272,689
EQ/Emerging Markets Equity PLUS	50,389	212,658	217,993	481,040
EQ/Equity 500 Index	834,752	1,337,997	2,295,005	4,467,754
EQ/Fidelity Institutional AM® Large Cap	309,481	347,520	411,720	1,068,721
EQ/Franklin Moderate Allocation	98,625	138,534	260,099	497,258
EQ/Franklin Rising Dividends	273,704	284,895	371,450	930,049
EQ/Franklin Small Cap Value Managed Volatility	300,326	323,305	311,448	935,079
EQ/Global Equity Managed Volatility	761,254	1,029,854	1,205,699	2,996,807
EQ/Goldman Sachs Growth Allocation	135,313	206,441	391,464	733,218
EQ/Goldman Sachs Mid Cap Value	128,415	129,099	148,722	406,236
EQ/Goldman Sachs Moderate Growth Allocation	31,133	178,804	512,359	722,296
EQ/Intermediate Corporate Bond	—	—	367,558	367,558
EQ/Intermediate Government Bond	1,055,528	1,416,126	2,105,296	4,576,950
EQ/International Equity Index	96,260	310,101	900,929	1,307,290
EQ/Invesco Comstock	99,582	116,615	132,555	348,752
EQ/Invesco Global	400,667	373,422	473,199	1,247,288
EQ/Invesco Moderate Allocation	93,869	168,429	317,021	579,319
EQ/Invesco Moderate Growth Allocation	95,037	131,490	284,914	511,441
EQ/Janus Enterprise	—	—	17,508	17,508
EQ/JPMorgan Growth Allocation	150,502	256,707	570,374	977,583
EQ/JPMorgan Growth Stock	1,572,606	1,486,490	1,972,475	5,031,571
EQ/Large Cap Growth Index	—	—	6,003	6,003
EQ/Lazard Emerging Markets Equity	523,608	403,119	516,557	1,443,284
EQ/Long-Term Bond	292,602	1,353,805	1,364,236	3,010,643
EQ/Loomis Sayles Growth	508,475	477,707	559,553	1,545,735
EQ/MFS International Growth	1,514,849	1,376,554	1,588,900	4,480,303
EQ/MFS International Intrinsic Value	808,078	816,231	930,535	2,554,844
EQ/MFS Mid Cap Focused Growth	546,136	501,413	558,830	1,606,379
EQ/MFS Utilities Series	202,888	212,569	231,540	646,997
EQ/Mid Cap Index	217,331	1,026,029	1,280,351	2,523,711
EQ/Morgan Stanley Small Cap Growth	394,300	359,774	351,688	1,105,762
EQ/PIMCO Global Real Return	237,753	278,279	323,385	839,417

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2023

Portfolios:	2024	2025	2026	Total Eligible For Recoupment
EQ/PIMCO Real Return	$278,427	$285,744	$282,364	$846,535
EQ/PIMCO Total Return ESG	567,774	547,077	520,250	1,635,101
EQ/PIMCO Ultra Short Bond	731,077	641,016	731,008	2,103,101
EQ/T. Rowe Price Health Sciences	344,974	316,937	309,399	971,310
EQ/Wellington Energy	115,110	126,124	161,925	403,159
Multimanager Core Bond	860,698	1,258,346	1,276,853	3,395,897
Multimanager Technology	2,412,135	2,130,081	2,299,166	6,841,382

During the year ended December 31, 2023, EIM voluntarily waived fees for certain Portfolios. These amounts are included in voluntary waiver from investment adviser on the Statement of Operations for each Portfolio and are not eligible for recoupment.

Note 7	Percentage of Ownership by Affiliates

The following table shows the percentage of ownership in net assets of the Portfolios listed held by Equitable Financial at December 31, 2023:

Portfolios:	Percentage of Ownership
Equitable Moderate Growth MF/ETF	53%
Equitable Growth MF/ETF	52
1290 VT Multi-Alternative Strategies	65
1290 VT Convertible Securities	34
EQ/AB Sustainable U.S. Thematic	73

Shares of the Portfolios may be held as underlying investments by EQ/All Asset Growth Allocation Portfolio and the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios. The following tables show the percentage of ownership in net assets of the Portfolios listed held by EQ/All Asset Growth Allocation Portfolio and the Strategic Allocation Series Portfolios, EQ Allocation Portfolios, and Target Allocation Portfolios at December 31, 2023.

Portfolios:	EQ/All Asset Growth Allocation
1290 VT Convertible Securities	30.00%
1290 VT DoubleLine Opportunistic Bond	1.86
1290 VT Equity Income	1.92
1290 VT GAMCO Mergers & Acquisitions	14.58
1290 VT GAMCO Small Company Value	0.78
1290 VT High Yield Bond	6.01
1290 VT Natural Resources	20.67
1290 VT Real Estate	46.66
1290 VT SmartBeta Equity ESG	3.09
EQ/AB Small Cap Growth	1.42
EQ/Core Plus Bond	2.90
EQ/Emerging Markets Equity PLUS	11.14
EQ/Intermediate Government Bond	0.09
EQ/International Equity Index	0.73
EQ/Invesco Comstock	6.55
EQ/Janus Enterprise	0.32
EQ/JPMorgan Growth Stock	1.06
EQ/JPMorgan Value Opportunities	1.62
EQ/Loomis Sayles Growth	3.15

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December 31, 2023

Portfolios:	EQ/All Asset Growth Allocation
EQ/MFS International Growth	2.79%
EQ/PIMCO Global Real Return	14.29
EQ/PIMCO Ultra Short Bond	0.97
EQ/Value Equity	1.04
Multimanager Core Bond	0.99

Portfolios:	EQ/Ultra Conservative Strategy	EQ/ Conservative Strategy	EQ/ Conservative Growth Strategy	EQ/ Balanced Strategy	EQ/ Moderate Growth Strategy	EQ/ Growth Strategy	EQ/ Aggressive Growth Strategy
EQ/500 Managed Volatility	1.77%	0.94%	3.43%	12.07%	24.56%	24.13%	30.47%
EQ/400 Managed Volatility	0.91	0.70	2.16	7.75	16.42	15.31	18.18
EQ/2000 Managed Volatility	1.53	0.79	3.09	10.93	22.03	21.76	26.73
EQ/International Managed Volatility	1.69	0.91	3.37	12.01	24.37	23.74	29.38
EQ/AB Short Duration Government Bond	—	4.26	5.73	12.87	15.79	9.79	6.65
EQ/Core Bond Index	—	3.71	4.88	11.14	15.02	9.04	6.23
EQ/Intermediate Corporate Bond	15.62	6.04	7.88	18.41	25.30	15.49	11.26
EQ/Intermediate Government Bond	32.72	2.47	3.23	7.09	8.94	5.46	3.92
EQ/Long-Term Bond	12.32	1.99	4.03	11.11	16.12	10.93	7.98

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate- Plus Allocation	EQ/Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	8.32%	7.18%	38.19%	28.30%	3.65%
1290 VT Equity Income	0.70	1.74	12.94	26.21	14.84
1290 VT GAMCO Small Company Value	0.05	0.13	1.47	3.14	2.27
1290 VT High Yield Bond	5.19	4.49	23.83	17.54	2.55
1290 VT Micro Cap	1.18	2.80	24.31	44.94	20.60
1290 VT Small Cap Value	—	1.14	10.63	19.35	9.47
ATM Large Cap Managed Volatility	1.73	3.45	25.06	44.01	25.75
ATM Mid Cap Managed Volatility	5.01	7.92	32.57	35.91	18.59
ATM Small Cap Managed Volatility	0.55	2.30	23.34	48.47	25.35
ATM International Managed Volatility	0.82	2.61	26.33	43.86	26.38
EQ/AB Small Cap Growth	0.19	0.56	6.02	11.94	5.17
EQ/American Century Mid Cap Value	0.47	0.55	3.67	3.94	2.06
EQ/ClearBridge Select Equity Managed Volatility	1.21	2.16	15.71	26.78	16.54
EQ/Core Bond Index	2.25	1.69	8.61	6.07	0.76
EQ/Core Plus Bond	4.70	4.05	21.73	16.03	2.06
EQ/Franklin Small Cap Value Managed Volatility	—	0.99	12.76	28.24	15.17
EQ/Global Equity Managed Volatility	0.22	0.70	7.01	11.67	7.09

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December 31, 2023

Portfolios:	EQ/Conservative Allocation	EQ/Conservative- Plus Allocation	EQ/Moderate Allocation	EQ/Moderate- Plus Allocation	EQ/Aggressive Allocation
EQ/Intermediate Government Bond	3.21%	2.55%	12.84%	9.00%	1.11%
EQ/International Core Managed Volatility	0.20	0.65	6.56	10.86	5.99
EQ/International Equity Index	0.05	0.06	0.43	0.43	0.35
EQ/International Value Managed Volatility	0.37	1.15	11.65	19.32	10.22
EQ/Janus Enterprise	0.47	0.76	2.76	3.05	1.25
EQ/JPMorgan Growth Stock	0.19	0.37	2.54	3.87	1.51
EQ/JPMorgan Value Opportunities	0.35	0.85	6.30	11.81	6.63
EQ/Large Cap Core Managed Volatility	0.49	0.92	6.77	13.16	8.38
EQ/Large Cap Growth Index	0.06	0.06	0.39	0.43	0.30
EQ/Large Cap Value Managed Volatility	0.13	0.31	2.29	4.56	2.81
EQ/Long-Term Bond	1.83	2.43	15.52	12.98	1.91
EQ/Loomis Sayles Growth	0.69	1.14	8.07	14.54	8.06
EQ/MFS International Growth	0.29	1.02	10.26	17.15	10.24
EQ/Morgan Stanley Small Cap Growth	0.44	1.42	14.56	28.92	13.88
EQ/PIMCO Ultra Short Bond	8.34	6.29	31.60	23.79	3.19
EQ/Quality Bond PLUS	3.02	2.85	15.14	11.04	1.38
EQ/Value Equity	0.23	0.55	4.07	8.25	5.22
Multimanager Core Bond	7.04	6.09	32.32	23.96	3.14

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.20%	4.40%	4.59%	2.58%	0.68%
EQ/American Century Mid Cap Value	0.07	0.56	0.64	0.72	0.24
EQ/Core Bond Index	0.05	0.16	0.15	0.08	0.01
EQ/Core Plus Bond	0.50	1.62	1.41	0.77	0.13
EQ/Emerging Markets Equity PLUS	0.75	6.37	11.58	11.23	5.94
EQ/Equity 500 Index	0.04	0.41	0.90	0.95	0.49
EQ/International Equity Index	0.06	0.77	1.51	1.61	0.86
EQ/Janus Enterprise	0.06	0.36	0.40	0.29	0.09
EQ/Long-Term Bond	0.08	0.28	0.29	0.17	0.03
EQ/MFS International Growth	0.05	0.57	1.13	1.13	0.74
EQ/PIMCO Ultra Short Bond	0.28	0.84	0.70	0.35	0.02
EQ/Quality Bond PLUS	0.18	0.62	0.59	0.33	0.04
EQ/Small Company Index	0.03	0.58	1.46	1.54	0.88
EQ/Value Equity	0.02	0.17	0.34	0.40	0.29
Multimanager Aggressive Equity	0.03	0.15	0.22	0.19	0.18

The Portfolios are permitted to purchase or sell securities from or to certain affiliated entities under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any such securities transactions comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the independent current market price. The 17a-7 transactions which are material to the Portfolios are reflected in the Portfolio of Investments.

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December 31, 2023

Note 8	Reorganization Transactions

The following transactions occurred during 2023:

Effective November 12, 2023, EQ/Conservative Allocation Portfolio acquired the net assets of the EQ/Conservative Allocation Portfolio (“VIP Conservative Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $9,683,637 net assets attributable to 1,225,565 Class IA shares, $708,391,247 net assets attributable to 89,597,304 Class IB shares and $6,944,755 net assets attributable to 879,077 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Conservative Allocation Portfolio reflects the historical basis of the assets of the VIP Conservative Allocation Portfolio as of the date of the reorganization. The EQ/Conservative Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Conservative Allocation Portfolio. Accordingly, the VIP Conservative Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Conservative Allocation Portfolio’s financial statements and financial highlights. The VIP Conservative Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Conservative Allocation Portfolio.

Effective November 12, 2023, EQ/Conservative-Plus Allocation Portfolio acquired the net assets of the EQ/Conservative-Plus Allocation Portfolio (“VIP Conservative-Plus Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $11,857,332 net assets attributable to 1,511,191 Class IA shares, $794,174,432 net assets attributable to 101,135,553 Class IB shares and $18,200,473 net assets attributable to 2,313,628 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Conservative-Plus Allocation Portfolio reflects the historical basis of the assets of the VIP Conservative-Plus Allocation Portfolio as of the date of the reorganization. The EQ/Conservative-Plus Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Conservative-Plus Allocation Portfolio. Accordingly, the VIP Conservative-Plus Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Conservative-Plus Allocation Portfolio’s financial statements and financial highlights. The VIP Conservative-Plus Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Conservative-Plus Allocation Portfolio.

Effective November 12, 2023, EQ/Moderate Allocation Portfolio acquired the net assets of the EQ/Moderate Allocation Portfolio (“VIP Moderate Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $1,521,820,165 net assets attributable to 134,392,316 Class IA shares, $3,467,917,804 net assets attributable to 309,771,615 Class IB shares and $236,431,962 net assets attributable to 20,822,346 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Moderate Allocation Portfolio reflects the historical basis of the assets of the VIP Moderate Allocation Portfolio as of the date of the reorganization. The EQ/Moderate Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Moderate Allocation Portfolio. Accordingly, the VIP Moderate Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Moderate Allocation Portfolio’s financial statements and financial highlights. The VIP Moderate Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Moderate Allocation Portfolio.

Effective November 12, 2023, EQ/Moderate-Plus Allocation Portfolio acquired the net assets of the EQ/Moderate-Plus Allocation Portfolio (“VIP Moderate-Plus Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $182,307,292 net assets attributable to 20,892,531 Class IA shares, $6,353,655,897 net assets attributable to 727,726,779 Class IB shares and $47,915,141 net assets attributable to 5,474,778 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such,

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December 31, 2023

the basis of the assets of the EQ/Moderate-Plus Allocation Portfolio reflects the historical basis of the assets of the VIP Moderate-Plus Allocation Portfolio as of the date of the reorganization. The EQ/Moderate-Plus Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Moderate-Plus Allocation Portfolio. Accordingly, the VIP Moderate-Plus Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Moderate-Plus Allocation Portfolio’s financial statements and financial highlights. The VIP Moderate-Plus Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Moderate-Plus Allocation Portfolio.

Effective November 12, 2023, EQ/Aggressive Allocation Portfolio acquired the net assets of the EQ/Aggressive Allocation Portfolio (“VIP Aggressive Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $75,389,679 net assets attributable to 8,268,059 Class IA shares, $2,790,497,442 net assets attributable to 305,958,687 Class IB shares and $27,041,457 net assets attributable to 2,956,173 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Aggressive Allocation Portfolio reflects the historical basis of the assets of the VIP Aggressive Allocation Portfolio as of the date of the reorganization. The EQ/Aggressive Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Aggressive Allocation Portfolio. Accordingly, the VIP Aggressive Allocation Portfolio’s operating history prior to the reorganization is presented in the EQ/Aggressive Allocation Portfolio’s financial statements and financial highlights. The VIP Aggressive Allocation Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Aggressive Allocation Portfolio.

Effective November 12, 2023, EQ/Core Plus Bond Portfolio acquired the net assets of the EQ/Core Plus Bond Portfolio (“VIP Core Plus Bond Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $131,276,742 net assets attributable to 39,910,984 Class IA shares, $172,686,560 net assets attributable to 52,697,100 Class IB shares and $405,778,028 net assets attributable to 122,627,303 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the EQ/Core Plus Bond Portfolio reflects the historical basis of the assets of the VIP Core Plus Bond Portfolio as of the date of the reorganization. The EQ/Core Plus Bond Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Core Plus Bond Portfolio. Accordingly, the VIP Core Plus Bond Portfolio’s operating history prior to the reorganization is presented in the EQ/Core Plus Bond Portfolio’s financial statements and financial highlights. The VIP Core Plus Bond Portfolio had a substantially identical investment objective, policies and strategies as the EQ/Core Plus Bond Portfolio.

Effective November 12, 2023, Target 2015 Allocation Portfolio acquired the net assets of the Target 2015 Allocation Portfolio (“VIP Target 2015 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $16,439,094 net assets attributable to 2,467,995 Class IB shares and $10,443,602 net assets attributable to 1,565,736 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2015 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2015 Allocation Portfolio as of the date of the reorganization. The Target 2015 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2015 Allocation Portfolio. Accordingly, the VIP Target 2015 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2015 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2015 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2015 Allocation Portfolio.

Effective November 12, 2023, Target 2025 Allocation Portfolio acquired the net assets of the Target 2025 Allocation Portfolio (“VIP Target 2025 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $112,547,823 net assets attributable to 11,415,994 Class IB shares and $25,593,894 net assets attributable to 2,591,034 Class K shares. The

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December 31, 2023

reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2025 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2025 Allocation Portfolio as of the date of the reorganization. The Target 2025 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2025 Allocation Portfolio. Accordingly, the VIP Target 2025 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2025 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2025 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2025 Allocation Portfolio.

Effective November 12, 2023, Target 2035 Allocation Portfolio acquired the net assets of the Target 2035 Allocation Portfolio (“VIP Target 2035 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $186,484,102 net assets attributable to 15,024,421 Class IB shares and $17,731,417 net assets attributable to 1,425,368 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2035 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2035 Allocation Portfolio as of the date of the reorganization. The Target 2035 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2035 Allocation Portfolio. Accordingly, the VIP Target 2035 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2035 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2035 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2035 Allocation Portfolio.

Effective November 12, 2023, Target 2045 Allocation Portfolio acquired the net assets of the Target 2045 Allocation Portfolio (“VIP Target 2045 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $176,546,892 net assets attributable to 13,473,707 Class IB shares and $9,761,194 net assets attributable to 743,688 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2045 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2045 Allocation Portfolio as of the date of the reorganization. The Target 2045 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2045 Allocation Portfolio. Accordingly, the VIP Target 2045 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2045 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2045 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2045 Allocation Portfolio.

Effective November 12, 2023, Target 2055 Allocation Portfolio acquired the net assets of the Target 2055 Allocation Portfolio (“VIP Target 2055 Allocation Portfolio”), a series of the EQ Premier VIP Trust, in a shell reorganization. This equated to $89,054,414 net assets attributable to 6,477,278 Class IB shares and $238,520 net assets attributable to 17,306 Class K shares. The reorganization was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986. As such, the basis of the assets of the Target 2055 Allocation Portfolio reflects the historical basis of the assets of the VIP Target 2055 Allocation Portfolio as of the date of the reorganization. The Target 2055 Allocation Portfolio had no operating history prior to the reorganization and succeeded to the performance and accounting histories of the VIP Target 2055 Allocation Portfolio. Accordingly, the VIP Target 2055 Allocation Portfolio’s operating history prior to the reorganization is presented in the Target 2055 Allocation Portfolio’s financial statements and financial highlights. The VIP Target 2055 Allocation Portfolio had a substantially identical investment objective, policies and strategies as the Target 2055 Allocation Portfolio.

The following transactions occurred during 2022:

After the close of business on November 4, 2022, EQ/JPMorgan Growth Allocation Portfolio, acquired the net assets of the EQ/Franklin Growth Allocation Portfolio, a series of the Trust, pursuant

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December 31, 2023

to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/JPMorgan Growth Allocation Portfolio issuing 7,074,851 Class IB shares (valued at $70,694,650) in exchange for 7,305,065 Class IB shares of EQ/Franklin Growth Allocation Portfolio. The securities held by EQ/Franklin Growth Allocation Portfolio, with a fair value of $44,586,817 and identified cost of $43,923,240, and cash in the amount of $26,164,307 at November 4, 2022, were the principal assets acquired by EQ/JPMorgan Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/JPMorgan Growth Allocation Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/Franklin Growth Allocation Portfolio was carried forward to align ongoing reporting of EQ/ JPMorgan Growth Allocation Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/Franklin Growth Allocation Portfolio net assets at the merger date of $70,694,650, including $663,577 of unrealized appreciation, $(67,513) of undistributed net investment loss and $(8,513,134) of undistributed net realized loss on investments, were combined with those of EQ/JPMorgan Growth Allocation Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/JPMorgan Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $2,050,770 and net realized and unrealized loss of $(66,349,530) resulting in a decrease in net assets from operations of $(64,298,760). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/ Franklin Growth Allocation Portfolio that have been included in EQ/JPMorgan Growth Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/JPMorgan Growth Allocation Portfolio totaled $347,355,219. Immediately after the combination, the net assets of the EQ/JPMorgan Growth Allocation Portfolio totaled $418,049,869.

After the close of business on November 4, 2022, EQ/Invesco Moderate Growth Allocation Portfolio, acquired the net assets of the EQ/First Trust Moderate Growth Allocation Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the EQ/Invesco Moderate Growth Allocation Portfolio issuing 10,916,089 Class IB shares (valued at $103,979,580) in exchange for 10,235,035 Class IB shares of EQ/First Trust Moderate Growth Allocation Portfolio. The securities held by EQ/First Trust Moderate Growth Allocation Portfolio, with a fair value of $86,920,322 and identified cost of $92,218,973, and cash in the amount of $17,117,889, at November 4, 2022, were the principal assets acquired by EQ/Invesco Moderate Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Invesco Moderate Growth Allocation Portfolio were recorded at fair value; however, the cost basis of the investments from EQ/First Trust Moderate Growth Allocation Portfolio was carried forward to align ongoing reporting of EQ/Invesco Moderate Growth Allocation Portfolio’s realized and unrealized gains and losses with amounts distributable to contract holders for tax purposes. EQ/First Trust Moderate Growth Allocation Portfolio’s net assets at the merger date of $103,979,580, including $(5,298,651) of unrealized depreciation, $5,061 of undistributed net investment income and $(4,689,010) of undistributed net realized loss on investments, were combined with those of EQ/Invesco Moderate Growth Allocation Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/Invesco Moderate Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $2,327,500 and net realized and unrealized loss of $(36,658,261) resulting in a decrease in net assets from operations of $(34,330,761). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/First Trust Moderate Growth Allocation Portfolio that have been included in EQ/Invesco Moderate Growth Allocation Portfolio’s Statement of

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December 31, 2023

Operations since the merger date. Prior to the combination, the net assets of the EQ/Invesco Moderate Growth Allocation Portfolio totaled $109,040,864. Immediately after the combination, the net assets of the EQ/Invesco Moderate Growth Allocation Portfolio totaled $213,020,444.

After the close of business on November 4, 2022, 1290 VT Moderate Growth Allocation Portfolio acquired the net assets of the EQ/AXA Investment Managers Moderate Allocation Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the 1290 VT Moderate Growth Allocation Portfolio issuing 3,075,788 Class IB shares (valued at $32,119,785) in exchange for 3,197,444 Class IB shares of EQ/AXA Investment Managers Moderate Allocation Portfolio. Cash in the amount of $848,474 in addition to securities held by EQ/AXA Investment Managers Moderate Allocation Portfolio which had a fair value of $31,290,631 at November 4, 2022, were the principal assets acquired by 1290 VT Moderate Growth Allocation Portfolio. For U.S. GAAP purposes, assets received and shares issued by 1290 VT Moderate Growth Allocation Portfolio were recorded at fair value. EQ/AXA Investment Managers Moderate Allocation Portfolio’s net assets at the merger date of $32,119,785, were combined with those of 1290 VT Moderate Growth Allocation Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of 1290 VT Moderate Growth Allocation Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $1,629,406 and net realized and unrealized loss of $(21,588,295) resulting in a decrease in net assets from operations of $(19,958,889). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/AXA Investment Managers Moderate Allocation Portfolio that have been included in 1290 VT Moderate Growth Allocation Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the 1290 VT Moderate Growth Allocation Portfolio totaled $80,741,583. Immediately after the combination, the net assets of the 1290 VT Moderate Growth Allocation Portfolio totaled $112,861,368.

After the close of business on November 11, 2022, EQ/Common Stock Index Portfolio acquired the net assets of the 1290 VT Low Volatility Global Equity Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Common Stock Index Portfolio issuing 118,063 Class IB shares (valued at $4,680,495) in exchange for 955,437 Class IB shares of 1290 VT Low Volatility Global Equity Portfolio. Cash, in the amount of $4,732,023 at November 11, 2022 was the principal asset acquired by EQ/Common Stock Index Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Common Stock Index Portfolio were recorded at fair value. 1290 VT Low Volatility Global Equity Portfolio’s net assets at the merger date of $4,680,495, were combined with those of EQ/Common Stock Index Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/Common Stock Index Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $60,438,821 and net realized and unrealized loss of $(1,540,937,327) resulting in a decrease in net assets from operations of $(1,480,498,506). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the 1290 VT Low Volatility Global Equity Portfolio that have been included in EQ/Common Stock Index Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $6,130,013,934. Immediately after the combination, the net assets of the EQ/Common Stock Index Portfolio totaled $6,134,694,430.

After the close of business on November 11, 2022, EQ/MFS International Growth Portfolio acquired the net assets of the EQ/Invesco International Growth Portfolio, a series of the Trust,

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NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2023

pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/MFS International Growth Portfolio issuing 23,197,788 Class IB shares (valued at $162,120,470) in exchange for 4,975,634 Class IB shares of EQ/Invesco International Growth Portfolio. Cash in the amount of $109,170,902 in addition to securities held by EQ/Invesco International Growth Portfolio which had a fair value of $52,638,867 at November 11, 2022, were the principal assets acquired by EQ/MFS International Growth Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/MFS International Growth Portfolio were recorded at fair value. EQ/Invesco International Growth Portfolio’s net assets at the merger date of $162,120,470, were combined with those of EQ/MFS International Growth Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/MFS International Growth Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $12,353,158 and net realized and unrealized loss of $(264,323,925) resulting in a decrease in net assets from operations of $(251,970,767). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Invesco International Growth Portfolio that have been included in EQ/MFS International Growth Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/MFS International Growth Portfolio totaled $1,082,685,044. Immediately after the combination, the net assets of the EQ/MFS International Growth Portfolio totaled $1,244,805,514.

After the close of business on November 11, 2022, EQ/Core Plus Bond Portfolio acquired the net assets of the EQ/Franklin Strategic Income Portfolio, a series of the Trust, pursuant to a Plan of Reorganization and Termination as approved by contractholders on September 28, 2022. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by EIM with similar investment objectives. The reorganization was accomplished by a taxable exchange resulting in the EQ/Core Plus Bond Portfolio issuing 24,388,475 Class B shares (valued at $83,049,176) in exchange for 9,520,210 Class IB shares EQ/Franklin Strategic Income Portfolio. Cash in the amount of $83,118,685 in addition to securities held by EQ/Franklin Strategic Income Portfolio which had a fair value of $1,753 at November 11, 2022, were the principal assets acquired by EQ/Core Plus Bond Portfolio. For U.S. GAAP purposes, assets received and shares issued by EQ/Core Plus Bond Portfolio were recorded at fair value. EQ/Franklin Strategic Income Portfolio’s net assets at the merger date of $83,049,176, were combined with those of EQ/Core Plus Bond Portfolio. Assuming the acquisition had been completed January 1, 2022, the beginning of the annual reporting period of EQ/Core Plus Bond Portfolio, pro forma results of operations for the year ended December 31, 2022 would have resulted in a net investment income of $22,509,456 and net realized and unrealized loss of $(130,559,058) resulting in a decrease in net assets from operations of $(108,049,602). Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the EQ/Franklin Strategic Income Portfolio that have been included in EQ/Core Plus Bond Portfolio’s Statement of Operations since the merger date. Prior to the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $628,158,576. Immediately after the combination, the net assets of the EQ/Core Plus Bond Portfolio totaled $711,207,752.

Note 9	Subsequent Events

The Adviser evaluated subsequent events from December 31, 2023, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of EQ Advisors Trust and Shareholders of each of the one hundred ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting EQ Advisors Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2023, the related statements of operations, the statements of changes in net assets, and for EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio the statements of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2023, the results of each of their operations, the changes in each of their net assets, and for EQ/PIMCO Global Real Return Portfolio and EQ/PIMCO Real Return Portfolio each of their cash flows, for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

EQ/All Asset Growth Allocation Portfolio (1)	EQ/Franklin Small Cap Value Managed Volatility Portfolio (1)

EQ/Ultra Conservative Strategy Portfolio (1)	EQ/Global Equity Managed Volatility Portfolio (1)

EQ/Conservative Strategy Portfolio (1)	EQ/Goldman Sachs Growth Allocation Portfolio (1)

EQ/Conservative Growth Strategy Portfolio (1)	EQ/Goldman Sachs Mid Cap Value Portfolio (1)

EQ/Balanced Strategy Portfolio (1)	EQ/Goldman Sachs Moderate Growth Allocation Portfolio (1)

EQ/Moderate Growth Strategy Portfolio (1)	EQ/Intermediate Corporate Bond Portfolio (4)

EQ/Growth Strategy Portfolio (1)	EQ/Intermediate Government Bond Portfolio (1)

EQ/Aggressive Growth Strategy Portfolio (1)	EQ/International Core Managed Volatility Portfolio (1)

Equitable Conservative Growth MF/ETF Portfolio (1)	EQ/International Equity Index Portfolio (1)

Equitable Moderate Growth MF/ETF Portfolio (3)	EQ/International Value Managed Volatility Portfolio (1)

Equitable Growth MF/ETF Portfolio (3)	EQ/Invesco Comstock Portfolio (1)

1290 VT Moderate Growth Allocation Portfolio (1)	EQ/Invesco Global Portfolio (1)

1290 VT Multi-Alternative Strategies Portfolio (1)	EQ/Invesco Global Real Assets Portfolio (1)

1290 VT Convertible Securities Portfolio (1)	EQ/Invesco Moderate Allocation Portfolio (1)

1290 VT DoubleLine Opportunistic Bond Portfolio (1)	EQ/Invesco Moderate Growth Allocation Portfolio (1)

1290 VT Equity Income Portfolio (1)	EQ/Janus Enterprise Portfolio (1)

1290 VT GAMCO Mergers & Acquisitions Portfolio (1)	EQ/JPMorgan Growth Allocation Portfolio (1)

1290 VT GAMCO Small Company Value Portfolio (1)	EQ/JPMorgan Growth Stock Portfolio (1)

1290 VT High Yield Bond Portfolio (1)	EQ/JPMorgan Value Opportunities Portfolio (1)

1290 VT Micro Cap Portfolio (1)	EQ/Large Cap Core Managed Volatility Portfolio (1)

1290 VT Natural Resources Portfolio (1)	EQ/Large Cap Growth Index Portfolio (1)

1290 VT Real Estate Portfolio (1)	EQ/Large Cap Growth Managed Volatility Portfolio (1)

1290 VT Small Cap Value Portfolio (1)	EQ/Large Cap Value Index Portfolio (1)

1290 VT SmartBeta Equity ESG Portfolio (1)	EQ/Large Cap Value Managed Volatility Portfolio (1)

1290 VT Socially Responsible Portfolio (1)	EQ/Lazard Emerging Markets Equity Portfolio (1)

ATM Large Cap Managed Volatility Portfolio (1)	EQ/Long-Term Bond Portfolio (1)

ATM Mid Cap Managed Volatility Portfolio (1)	EQ/Loomis Sayles Growth Portfolio (1)

ATM Small Cap Managed Volatility Portfolio (1)	EQ/MFS International Growth Portfolio (1)

ATM International Managed Volatility Portfolio (1)	EQ/MFS International Intrinsic Value Portfolio (1)

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EQ/500 Managed Volatility Portfolio (1)	EQ/MFS Mid Cap Focused Growth Portfolio (1)

EQ/400 Managed Volatility Portfolio (1)	EQ/MFS Technology Portfolio (1)

EQ/2000 Managed Volatility Portfolio (1)	EQ/MFS Utilities Series Portfolio (1)

EQ/International Managed Volatility Portfolio (1)	EQ/Mid Cap Index Portfolio (1)

EQ/AB Dynamic Aggressive Growth Portfolio (1)	EQ/Mid Cap Value Managed Volatility Portfolio (1)

EQ/AB Dynamic Growth Portfolio (1)	EQ/Moderate Allocation Portfolio (1)

EQ/AB Dynamic Moderate Growth Portfolio (1)	EQ/Moderate-Plus Allocation Portfolio (1)

EQ/AB Short Duration Government Bond Portfolio (1)	EQ/Money Market Portfolio (1)

EQ/AB Small Cap Growth Portfolio (1)	EQ/Morgan Stanley Small Cap Growth Portfolio (1)

EQ/AB Sustainable U.S. Thematic Portfolio (3)	EQ/PIMCO Global Real Return Portfolio (2)

EQ/Aggressive Allocation Portfolio (1)	EQ/PIMCO Real Return Portfolio (2)

EQ/American Century Mid Cap Value Portfolio (1)	EQ/PIMCO Total Return ESG Portfolio (1)

EQ/American Century Moderate Growth Allocation Portfolio (1)	EQ/PIMCO Ultra Short Bond Portfolio (1)

EQ/Capital Group Research Portfolio (1)	EQ/Quality Bond PLUS Portfolio (1)

EQ/ClearBridge Large Cap Growth ESG Portfolio (1)	EQ/Small Company Index Portfolio (1)

EQ/Clearbridge Select Equity Managed Volatility Portfolio (1)	EQ/T. Rowe Price Health Sciences Portfolio (1)

EQ/Common Stock Index Portfolio (1)	EQ/Value Equity Portfolio (1)

EQ/Conservative Allocation Portfolio (1)	EQ/Wellington Energy Portfolio (1)

EQ/Conservative-Plus Allocation Portfolio (1)	Multimanager Aggressive Equity Portfolio (1)

EQ/Core Bond Index Portfolio (1)	Multimanager Core Bond Portfolio (1)

EQ/Core Plus Bond Portfolio (1)	Multimanager Technology Portfolio (1)

EQ/Emerging Markets Equity PLUS Portfolio (1)	Target 2015 Allocation Portfolio (1)

EQ/Equity 500 Index Portfolio (1)	Target 2025 Allocation Portfolio (1)

EQ/Fidelity Institutional AM® Large Cap Portfolio (1)	Target 2035 Allocation Portfolio (1)

EQ/Franklin Moderate Allocation Portfolio (1)	Target 2045 Allocation Portfolio (1)

EQ/Franklin Rising Dividends Portfolio (1)	Target 2055 Allocation Portfolio (1)

(1)	Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for each of the two years in the period ended December 31, 2023
(2)	Statements of operations and cash flows for the year ended December 31, 2023 and statement of changes in net assets for each of the two years in the period ended December 31, 2023
(3)

Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the year ended December 31, 2023 and for the period February 15, 2022 (commencement of operations) through December 31, 2022

(4)	Statements of operations and changes in net assets for the period April 3, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

1622

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agents, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 16, 2024

We have served as the auditor of one or more investment companies in the Equitable Investment Management advised mutual fund complex since 1997.

1623

EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2023 (UNAUDITED)

Existing Portfolios

At an in-person meeting held on July 18-19, 2023 (the “July 2023 Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Equitable Investment Management Group, LLC (“EIM” or the “Adviser”) and, as applicable, the renewal of the Investment Sub-Advisory Agreement(s) (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to the series of the Trust (each, a “Portfolio” and together, the “Portfolios”) listed below, for an additional one-year term. As noted below, the Board considered, and made a decision with respect to, each Agreement for each Portfolio separately.

Existing Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Existing Portfolios

1290 VT Moderate Growth Allocation Portfolio

1290 VT Multi-Alternative Strategies Portfolio

EQ/All Asset Growth Allocation Portfolio

EQ/Aggressive Growth Strategy Portfolio

EQ/Balanced Strategy Portfolio

EQ/Conservative Growth Strategy Portfolio

EQ/Conservative Strategy Portfolio

EQ/Growth Strategy Portfolio

EQ/Moderate Growth Strategy Portfolio

EQ/Ultra Conservative Strategy Portfolio (collectively, the “Strategic Allocation Portfolios”)

Equitable Conservative Growth MF/ETF Portfolio (formerly known as 1290 VT DoubleLine Dynamic Allocation Portfolio)

Equitable Growth MF/ETF Portfolio

Equitable Moderate Growth MF/ETF Portfolio (collectively, the “MF/ETF Portfolios”)

Advisory Agreement with EIM

1290 VT Convertible Securities Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with SSGA Funds Management, Inc. (“SSGA”)

1290 VT DoubleLine Opportunistic Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with DoubleLine Capital LP (“DoubleLine”)

1290 VT Equity Income Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Barrow, Hanley, Mewhinney & Strauss, LLC

1290 VT GAMCO Mergers & Acquisitions Portfolio 1290 VT GAMCO Small Company Value Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with GAMCO Asset Management, Inc. (“GAMCO”)

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Existing Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Existing Portfolios

1290 VT High Yield Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AXA Investment Managers US Inc. (“AXA IM”) Sub-Advisory Agreement with Post Advisory Group, LLC

1290 VT Micro Cap Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Investment Management, LLC (“BlackRock”) Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”)

1290 VT Natural Resources Portfolio

1290 VT Real Estate Portfolio

EQ/AB Dynamic Aggressive Growth Portfolio

EQ/AB Dynamic Growth Portfolio

EQ/AB Dynamic Moderate Growth Portfolio

EQ/AB Short Duration Government Bond Portfolio

EQ/AB Small Cap Growth Portfolio

EQ/AB Sustainable U.S. Thematic Portfolio

EQ/Common Stock Index Portfolio

EQ/Equity 500 Index Portfolio

EQ/International Equity Index Portfolio

EQ/Large Cap Growth Index Portfolio

EQ/Long-Term Bond Portfolio

EQ/Small Company Index Portfolio

Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein, L.P. (“AllianceBernstein”)

1290 VT Small Cap Value Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Horizon Kinetics Asset Management LLC

1290 VT SmartBeta Equity ESG Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AXA IM

1290 VT Socially Responsible Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock

ATM International Managed Volatility Portfolio

ATM Large Cap Managed Volatility Portfolio

ATM Mid Cap Managed Volatility Portfolio

ATM Small Cap Managed Volatility Portfolio

EQ/400 Managed Volatility Portfolio

EQ/500 Managed Volatility Portfolio

EQ/2000 Managed Volatility Portfolio

EQ/International Managed Volatility Portfolio

Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with BlackRock

EQ/American Century Mid Cap Value Portfolio EQ/American Century Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with American Century Investment Management Inc.

EQ/Capital Group Research Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Capital International, Inc. (“Capital International”)

EQ/ClearBridge Large Cap Growth ESG Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with ClearBridge Investments, LLC (“ClearBridge”)

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Existing Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Existing Portfolios

EQ/ClearBridge Select Equity Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with ClearBridge

EQ/Core Bond Index Portfolio EQ/Intermediate Government Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with SSGA

EQ/Emerging Markets Equity PLUS Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with EARNEST Partners, LLC (“EARNEST”)

EQ/Fidelity Institutional AM® Large Cap Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with FIAM, LLC (“FIAM”)[1]

EQ/Franklin Moderate Allocation Portfolio EQ/Franklin Rising Dividends Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Franklin Advisers, Inc.

EQ/Franklin Small Cap Value Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Franklin Mutual Advisers, LLC

EQ/Global Equity Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Invesco Advisers, Inc. (“Invesco”)

Sub-Advisory Agreement with Morgan Stanley Investment Management, Inc. (“Morgan Stanley”)[2,5]

EQ/Goldman Sachs Growth Allocation Portfolio EQ/Goldman Sachs Mid Cap Value Portfolio EQ/Goldman Sachs Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P.

EQ/International Core Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with EARNEST

Sub-Advisory Agreement with Federated Global Investment Management Corp.

Sub-Advisory Agreement with Massachusetts Financial Services Company (dba MFS Investment Management) (“MFS Investment Management”)

EQ/International Value Managed Volatility Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Harris Associates L.P.

EQ/Invesco Comstock Portfolio EQ/Invesco Global Portfolio EQ/Invesco Global Real Assets Portfolio[3,5] EQ/Invesco Moderate Allocation Portfolio EQ/Invesco Moderate Growth Allocation Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Invesco

EQ/Janus Enterprise Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Janus Henderson Investors US LLC

EQ/JPMorgan Growth Allocation Portfolio EQ/JPMorgan Value Opportunities Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with J. P. Morgan Investment Management Inc.

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Existing Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Existing Portfolios

EQ/Large Cap Core Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Capital International

Sub-Advisory Agreement with GQG Partners LLC

Sub-Advisory Agreement with Vaughan Nelson Investment Management

EQ/Large Cap Growth Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with HS Management Partners, LLC

Sub-Advisory Agreement with Loomis, Sayles & Co., L.P. (“Loomis Sayles”)

Sub-Advisory Agreement with Polen Capital Management, LLC

Sub-Advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe Price”)[6,7]

EQ/Large Cap Value Index Portfolio EQ/Mid Cap Index Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein

EQ/Large Cap Value Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with AllianceBernstein

Sub-Advisory Agreement with Aristotle Capital Management, LLC (“Aristotle”)

Sub-Advisory Agreement with MFS Investment Management

EQ/Lazard Emerging Markets Equity Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”)

EQ/Loomis Sayles Growth Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Loomis Sayles

EQ/MFS International Growth Portfolio EQ/MFS International Intrinsic Value Portfolio EQ/MFS Mid Cap Focused Growth Portfolio EQ/MFS Technology Portfolio EQ/MFS Utilities Series Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with MFS Investment Management

EQ/Mid Cap Value Managed Volatility Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock

Sub-Advisory Agreement with Diamond Hill Capital Management, Inc.

Sub-Advisory Agreement with Wellington Management Company, LLP (“Wellington”)

EQ/Money Market Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BNY Mellon Investment Adviser, Inc. (“BNY Mellon”)[8]

EQ/Morgan Stanley Small Cap Growth Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with BlackRock Sub-Advisory Agreement with Morgan Stanley

EQ/PIMCO Global Real Return Portfolio EQ/PIMCO Real Return Portfolio EQ/PIMCO Total Return ESG Portfolio EQ/PIMCO Ultra Short Bond Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Pacific Investment Management Company LLC (“PIMCO”)

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Existing Portfolios	Agreement(s) Renewed by the Trust’s Board with respect to the Existing Portfolios

EQ/Quality Bond PLUS Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with PIMCO

EQ/T. Rowe Price Growth Stock Portfolio[6,7] EQ/T. Rowe Price Health Sciences Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with T. Rowe Price

EQ/Value Equity Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Aristotle

EQ/Wellington Energy Portfolio	Advisory Agreement with EIM Sub-Advisory Agreement with Wellington

Multimanager Aggressive Equity Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with 1832 Asset Management U.S. Inc.

Sub-Advisory Agreement with AllianceBernstein

Sub-Advisory Agreement with T. Rowe Price

Sub-Advisory Agreement with Westfield Capital Management Company, L.P.

Multimanager Core Bond Portfolio

Advisory Agreement with EIM

Sub-Advisory Agreement with BlackRock Financial Management, Inc. (“BFM”)[4,5]

Sub-Advisory Agreement with DoubleLine

Sub-Advisory Agreement with PIMCO

Sub-Advisory Agreement with SSGA

Multimanager Technology Portfolio[9]	Advisory Agreement with EIM Sub-Advisory Agreement with AllianceBernstein Sub-Advisory Agreement with Wellington

1

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and FIAM with respect to the EQ/Fidelity Institutional AM® Large Cap Portfolio, the Board also considered and unanimously approved the renewal of an investment sub-sub-advisory agreement between FIAM and its affiliate. FIAM retains an affiliate to provide certain services to this Portfolio.

2

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and Morgan Stanley with respect to the EQ/Global Equity Managed Volatility Portfolio, the Board also considered and unanimously approved the renewal of an investment sub-sub-advisory agreement between Morgan Stanley and its affiliate. Morgan Stanley retains an affiliate to provide certain services to this Portfolio.

3

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and Invesco with respect to the EQ/Invesco Global Real Assets Portfolio, the Board also considered and unanimously approved the renewal of an investment sub-sub-advisory agreement between Invesco and its affiliate. Invesco retains an affiliate to provide certain services to this Portfolio.

4

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and BFM with respect to the Multimanager Bond Portfolio, the Board also considered and unanimously approved the renewal of investment sub-sub-advisory agreements between BFM and two of its affiliates. BFM retains two affiliates to provide certain services to this Portfolio.

5

In connection with its consideration and approval of the renewal of the Sub-Advisory Agreement, the Board also considered and unanimously approved amendments to the agreement to add certain provisions relating to the Sub-Adviser’s delegation of advisory responsibilities to sub-sub-advisers.

6

Effective on or about July 31, 2023, JPMIM replaced T. Rowe Price as the Sub-Adviser to the EQ/T. Rowe Price Growth Stock Portfolio and an allocated portion of the EQ/Large Cap Growth Managed Volatility Portfolio. In connection with the sub-adviser change, the EQ/T. Rowe Price Growth Stock Portfolio’s name was changed to “EQ/JPMorgan Growth Stock Portfolio.” A discussion of the process followed by the Board in its approval of the new investment sub-advisory agreement between the Adviser and JPMIM with respect to the EQ/T. Rowe Price Growth Stock Portfolio and the EQ/Large Cap Growth Managed Volatility Portfolio, including the information reviewed, certain material factors considered, and certain related conclusions reached, is provided elsewhere in this shareholder report.

7

Sub-Advisory Agreement with T. Rowe Price to be effective only until JPMIM’s replacement of T. Rowe Price as the Sub-Adviser to the EQ/T. Rowe Price Growth Stock Portfolio and an allocated portion of the EQ/Large Cap Growth Managed Volatility Portfolio.

8

As discussed below, in connection with its consideration and approval of the renewal of the Sub-Advisory Agreement between the Adviser and BNY Mellon with respect to the EQ/Money Market Portfolio, the Board also considered and unanimously approved a novation agreement among the Adviser, BNY Mellon and BNY Mellon’s affiliate Mellon Investments Corporation (“MIC,” acting by and through its Dreyfus division), pursuant to which BNY Mellon’s rights, liabilities and obligations under the Sub-Advisory Agreement would be transferred to MIC.

9

The Board noted that the investment sub-advisory agreement between the Adviser and FIAM with respect to the Multimanager Technology Portfolio, as well as the related investment sub-sub-advisory agreements, were in their initial two-year periods and, as such, the Adviser was not asking the Board to consider the renewal of these agreements with respect to the Portfolio at the meeting.

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The Board’s consideration of the Agreements for the existing Portfolios is discussed below.

New “Shell” Portfolios

At the July 2023 Meeting, the Board, including the Independent Trustees, also considered and unanimously approved an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and EIM and, as applicable, the Investment Sub-Advisory Agreements (each, a “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser and each investment sub-adviser (each, a “Sub-Adviser” and together, the “Sub-Advisers”), as shown in the table below with respect to the following new “shell” Portfolios of the Trust. As noted below, the Board considered, and made a decision with respect to, each Agreement for each new shell Portfolio separately.

New “Shell” Portfolios	Agreement(s) Approved by the Trust’s Board with respect to the New “Shell” Portfolios

EQ/Aggressive Allocation Portfolio

EQ/Conservative Allocation Portfolio

EQ/Conservative-Plus Allocation Portfolio

EQ/Moderate Allocation Portfolio

EQ/Moderate-Plus Allocation Portfolio

(collectively, the “New EQ Allocation Portfolios”)

Target 2015 Allocation Portfolio

Target 2025 Allocation Portfolio

Target 2035 Allocation Portfolio

Target 2045 Allocation Portfolio

Target 2055 Allocation Portfolio

(collectively, the “New Target Allocation Portfolios”)

Advisory Agreement with EIM

EQ/Core Plus Bond Portfolio (“New Core Plus Bond Portfolio”)	Advisory Agreement with EIM Sub-Advisory Agreement with AXA IM Sub-Advisory Agreement with Brandywine Global Investment Management LLC (“Brandywine Global”) Sub-Advisory Agreement with Loomis Sayles

At the time of the July 2023 Meeting, all of the Board members also served as the Board of Trustees of EQ Premier VIP Trust, an affiliated investment company of the Trust and part of the same fund complex as the Trust. The Board noted that each Portfolio was newly organized and had no assets, operating history, or performance information of its own as of the date of the meeting. The Board noted that each Portfolio had been created as a “shell” series of the Trust solely for the purposes of acquiring the assets and continuing the business investment operations of a corresponding series of EQ Premier VIP Trust (each, a “VIP Portfolio” and together, the “VIP Portfolios”) (a “shell reorganization”) and would not conduct any investment operations until after the closing of the shell reorganization with respect to that VIP Portfolio. The Board noted that each new shell Portfolio of the Trust has the same name, investment objective, policies (including fundamental policies), principal strategies and principal risks as its corresponding VIP Portfolio. The Board further noted that it had previously approved each shell reorganization and that each shell reorganization also was subject to the approval of the shareholders of the affected VIP Portfolio.1 The Board noted that, if the shareholders of a VIP Portfolio approve its proposed shell reorganization, then the corresponding new shell Portfolio of the Trust would assume the operating history and performance record of that VIP Portfolio. The Board considered that the shell reorganizations were part of an EIM initiative designed to, among other things, streamline the fund complex and promote operating efficiencies.

The Board considered that EIM currently serves as the investment manager for each new shell Portfolio’s corresponding VIP Portfolio pursuant to an investment advisory agreement between EIM and EQ Premier VIP Trust and would manage the assets of the new shell Portfolio in the same manner in which it currently manages assets for the corresponding VIP Portfolio. The Board also considered that each proposed Sub-Adviser for the New Core Plus Bond Portfolio currently serves as an investment sub-adviser for that new shell Portfolio’s corresponding VIP

[1]

As of the date of this shareholder report, the shareholders of the VIP Portfolios have since approved the proposed shell reorganizations at a special shareholder meeting held on October 23, 2023. The shell reorganizations closed on November 12, 2023.

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Portfolio pursuant to an investment sub-advisory agreement between EIM and the Sub-Adviser and would manage the assets of the new shell Portfolio in the same manner in which it currently manages assets for the corresponding VIP Portfolio. The Board noted that the proposed Advisory Agreement and, as applicable, Sub-Advisory Agreements for the new shell Portfolios were the same as the agreements that were currently in place for the corresponding VIP Portfolios (except for the name of the Trust) and that no material changes to the terms of the agreements, including the applicable fee rates and schedules, were proposed.

Prior to its approval of the new shell Portfolios’ Agreements, the Board reviewed, among other matters, the nature, quality and extent of the services currently being provided by EIM and the relevant Sub-Advisers to the VIP Portfolios and to be provided by EIM and the relevant Sub-Advisers to the corresponding new shell Portfolios. A substantial portion of this review was conducted as part of, and in conjunction with, the Board’s annual review of the investment advisory and, as applicable, investment sub-advisory agreements for the VIP Portfolios at that same July 2023 Meeting. At the July 2023 Meeting, the Board, including the Independent Trustees, considered and unanimously approved the renewal of the investment advisory and, as applicable, investment sub-advisory agreements for the VIP Portfolios for an additional one-year term, noting that, if the shareholders of the VIP Portfolios approve the shell reorganizations, then the agreements would terminate with respect to the VIP Portfolios on the closing date of the shell reorganizations. In approving the renewal of the relevant agreement(s) with respect to each VIP Portfolio, each Trustee, including the Independent Trustees, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the advisory fee and, where applicable, sub-advisory fees were fair and reasonable and that the renewal of the agreement(s) was in the best interests of the applicable VIP Portfolio and its investors. In this regard, the Board also considered that EIM and the Sub-Advisers each had provided extensive materials for purposes of the Board’s consideration of the annual renewal of the investment advisory and, as applicable, investment sub-advisory agreements for the VIP Portfolios and that EIM and the Sub-Advisers believed that those materials were accurate and complete in all material respects for purposes of the Board’s consideration of the proposed Advisory Agreement and, as applicable, Sub-Advisory Agreements for the corresponding new shell Portfolios. The extensive materials provided (as well as additional relevant materials provided by an independent provider of mutual fund industry data) are discussed below. In connection with its approval of the proposed Advisory Agreement and, as applicable, Sub-Advisory Agreements for the new shell Portfolios2 at the July 2023 Meeting, the Board considered its conclusions in connection with its approval of the renewal of the corresponding VIP Portfolios’ investment advisory and, as applicable, investment sub-advisory agreements, including the Board’s general satisfaction with the nature and quality of services being provided. The Board noted that the Agreements would go into effect with respect to the new shell Portfolios in connection with the closing of the shell reorganizations.

The Board noted that each new shell Portfolio would be added, by amendment, to the existing Advisory Agreement between EIM and the Trust with respect to the other Portfolios of the Trust. The Board also noted that two of the proposed Sub-Advisers for the New Core Plus Bond Portfolio (i.e., AXA IM and Loomis Sayles) also currently serve as investment sub-advisers for one or more other Portfolios of the Trust and that the New Core Plus Bond Portfolio would be added, by amendment, to the existing Sub-Advisory Agreements between EIM and each of AXA IM and Loomis Sayles with respect to those other Portfolios of the Trust.

The Board’s consideration of the Agreements for the new shell Portfolios is discussed further below. Throughout the discussion, unless the context indicates otherwise, references to “renew” and “renewal” can be read as references to “approve” and “approval” with respect to the new shell Portfolios. In addition, with respect to the approvals relating to the new shell Portfolios, references to fee, expense, investment performance, profitability and other information provided to and considered by the Board include fee, expense, investment performance, profitability and other information, respectively, with respect to the corresponding VIP Portfolios.

All Portfolios

In reaching its decision to renew the Agreement(s) with respect to each Portfolio, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates, including the investment performance of the Portfolio (and, where applicable, each allocated portion of the Portfolio advised by a different Sub-Adviser); (2) the

[2]	The Board also noted that the Agreements would be submitted to the new shell Portfolios’ initial sole shareholder for approval prior to the new shell Portfolios’ conducting investment operations.

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level of the Portfolio’s advisory fee and, where applicable, sub-advisory fee(s), and the Portfolio’s expense ratios relative to those of peer funds; (3) the costs of the services provided by, and the profits realized by, the Adviser and its affiliates from their relationships with the Portfolio; (4) the anticipated effect of growth and size on the Portfolio’s performance and expenses, including any potential economies of scale and whether any such economies of scale are equitably shared with investors; and (5) “fall-out” benefits that may accrue to the Adviser, the relevant Sub-Adviser(s) and their respective affiliates (that is, indirect benefits that they would not receive but for their relationships with the Portfolio). The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the mutual fund industry). In considering each Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account a broad range of information (both written and oral) provided to the Board, including its various committees, throughout the year, as well as information provided specifically in connection with the annual renewal process. The Trustees also recognized that the contractual arrangements for the Portfolios have been reviewed by the Trustees and discussed with the Adviser in prior years and that the Trustees’ conclusions may take into account conclusions reached during their consideration of these same arrangements in prior years. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process.

Information provided and discussed throughout the year included investment performance reports and related financial and general market outlook information for each Portfolio, as well as periodic reports on, among other matters, brokerage allocation and execution; pricing and valuation; legal and compliance matters; shareholder and other services and support provided to the Portfolios by the Adviser, the relevant Sub-Adviser(s) and their respective affiliates, as well as third-party providers; actual and potential conflicts of interest that could impact the business operations and relationships of the Adviser and the Trust or affect the Adviser’s recommendations about Sub-Advisers; sales and marketing activity; and risk management. In addition, the sub-groups of the Board’s Investment Committee, composed of Independent Trustees, met individually with, and engaged in extensive discussions along with management representatives and outside legal counsel with, Sub-Advisers during presentations made at regularly scheduled Investment Committee meetings during the year.

Information provided and discussed specifically in connection with the annual renewal process included a report prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of mutual fund industry data, as well as additional substantial material prepared by management. Broadridge provided its report directly to the Independent Trustees and included in its report comparative fee, expense and investment performance information for each Portfolio. The Independent Trustees, in consultation with their independent legal counsel, annually review and assess and, as they deem appropriate, request revisions to, the materials provided by Broadridge to ensure that the Independent Trustees continue to receive comparative fee, expense, and investment performance information in a format that facilitates and enhances their review of the Portfolios’ investment advisory arrangements. The additional material prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s average net assets; advisory fees and, where applicable, sub-advisory fees; expense ratios; expense limitation arrangements; investment performance (in addition to the performance information prepared by Broadridge); and profitability information, including information regarding the profitability of the Adviser’s operations on an overall Trust basis, as well as on a Portfolio-by-Portfolio basis. In addition, for each Portfolio, the Adviser and, where applicable, the relevant Sub-Adviser(s) provided separate materials describing the Portfolio’s investment performance over various time periods and the services provided and the fees charged with respect to the Portfolio, and discussing whether the Portfolio had performed as expected over time and other matters.

The annual renewal process extends over at least two regular meetings of the Board in June and July (although the Independent Trustees believe that, in fact, the process extends year-round, and the Independent Trustees receive information on an ongoing basis) to ensure that the Adviser and the Sub-Advisers have time to respond to any questions the Independent Trustees may have on their initial review of the materials and that the Independent Trustees have time to consider those responses. The Independent Trustees also held a conference call in advance of the meeting at which the Board approved the renewal of the Agreements to review the information provided and communicated follow-up questions for management to address at the renewal meeting. The Independent Trustees also met in executive sessions during the meeting to discuss the Agreements and the information provided. When invited, management representatives attended portions of the executive sessions to

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review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meeting and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions and negotiations regarding the Agreements. As noted below, as a result of these extensive discussions and negotiations, the Adviser proposed to lower the contractual expense limitation arrangements for certain Portfolios. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Agreements and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the proposed renewal of the Agreements. In addition, the Independent Trustees requested and reviewed information and met during the year to discuss information relevant to their annual consideration of the Agreements.

The Board also noted that the Trust is an affiliated investment company of 1290 Funds, which is managed by Equitable Investment Management, LLC (“EIM II”), an affiliate of the Adviser, and that all of the Board members also currently serve on the Board of Trustees of 1290 Funds. The Board noted that the Adviser served as the investment adviser to 1290 Funds prior to January 1, 2023. The Board also noted that certain of the Sub-Advisers currently serve as investment sub-advisers for one or more series of 1290 Funds (such Sub-Advisers together, the “EQ Sub-Advisers”).3 The Trustees took into account information relating to the Adviser, EIM II and the EQ Sub-Advisers provided to the Trustees, in their capacities as Trustees of 1290 Funds, at prior meetings of the Board of Trustees of 1290 Funds, and the Trustees noted their experience and familiarity with the Adviser, EIM II, the EQ Sub-Advisers, and the series of 1290 Funds gained from their service on the Boards of Trustees of 1290 Funds and the Trust.

Although the Board approved the renewal of the Agreements for all of the Portfolios at the same Board meeting, the Board considered each Portfolio and each relevant Agreement separately and, in doing so, noted the respective roles of the Adviser and, as applicable, the relevant Sub-Adviser(s) in providing services to the Portfolio. In approving the renewal of the relevant Agreement(s) with respect to each Portfolio, each Trustee, including the Independent Trustees, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the advisory fee and, where applicable, sub-advisory fee(s) were fair and reasonable and that the renewal of the Agreement(s) was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to renew the Agreements.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates. In addition to the investment performance and expense information discussed below, the Board considered the Adviser’s and each relevant Sub-Adviser’s responsibilities with respect to each Portfolio and the Adviser’s and each relevant Sub-Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for funds and accounts similar to the Portfolio(s) each advises, including, as applicable, other series (or allocated portion(s) of other series) in the same fund complex with the Trust.

With respect to the Adviser, the Board considered that the Adviser is responsible for, among other things, developing investment strategies for the Portfolios (and the portions thereof); researching, selecting and hiring Sub-Advisers, conducting ongoing due diligence on and monitoring Sub-Advisers, and, when necessary or advisable, terminating or replacing Sub-Advisers; allocating and rebalancing Portfolio assets among Sub-Advisers; overseeing the selection of investments for the Portfolios (or the portions thereof) that the Sub-Advisers sub-advise; making investment decisions for the Portfolios (or the portions thereof) that it manages directly; managing the tactical volatility management strategy for certain of the Portfolios that employ such a strategy; monitoring and evaluating the performance of the Portfolios (or the portions thereof); monitoring the investment operations and composition of the Portfolios (or the portions thereof) and, in connection therewith, monitoring compliance with the Portfolios’ investment objectives, policies and restrictions, as well as the Portfolios’ compliance with applicable law and the Trust’s compliance policies and procedures; monitoring brokerage selection, commission and other trading costs, quality of execution, and other brokerage matters; coordinating and managing the flow of information and communications relating to the Portfolios among the Sub-Advisers and other applicable parties; coordinating responses to regulatory agency inquiries relating to the operations of the

[3]	The EQ Sub-Advisers are AXA IM, Brandywine Global, GAMCO, and Loomis Sayles.

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Trust and coordinating litigation matters involving the Adviser and the Trust; and implementing Board directives as they relate to the Portfolios. The Board also considered information regarding the Adviser’s process for selecting and monitoring the Sub-Advisers and the other service providers to the Portfolios and its process for making investment decisions for the Portfolios (or the portions thereof) that it manages directly, as well as information regarding the qualifications and experience of, and resources available to, the Adviser’s personnel who perform those functions with respect to the Portfolios. In addition, the Board considered the quality of the Adviser’s communications with the Board and the Adviser’s responsiveness to Board inquiries and requests made from time to time with respect to the Portfolios. The Board further considered that the Adviser also provides the Trust with personnel, including Trust officers, in connection with carrying out its responsibilities and is responsible for coordinating the development of new initiatives and evaluating the impact of proposed products and services on the Trust and its assets. The Board also considered that the Adviser assumes significant entrepreneurial risk in sponsoring new Portfolios or recommending and implementing changes (e.g., investment objective, strategy or policy changes) to existing Portfolios and that the Adviser also bears and assumes significant ongoing risks, including investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks, with respect to all Portfolios. The Board considered that the Adviser’s responsibilities with respect to all Portfolios include daily monitoring of investment, operational, cybersecurity, enterprise, litigation, regulatory and compliance risks as they relate to the Portfolios. The Board also considered periodic reports provided to the Board regarding the Adviser’s ongoing risk monitoring and management activities. The Board also noted increased regulatory risk.

With respect to the Sub-Advisers, the Board considered that each Sub-Adviser, subject to the oversight of the Adviser, is responsible for making investment decisions for the Portfolio(s) (or the portion(s) thereof) that it sub-advises; placing with brokers or dealers orders for the purchase and sale of investments for the Portfolio(s) (or the portion(s) thereof) that it sub-advises; and performing certain related administrative functions. The Board also reviewed information regarding each Sub-Adviser’s process for selecting investments for the Portfolio(s) (or the portion(s) thereof) that it sub-advises, as well as information regarding the qualifications and experience of the Sub-Adviser’s portfolio managers who provide services to the Portfolio(s) that it sub-advises, as well as information on staffing levels and succession planning. The Board also considered information regarding each Sub-Adviser’s policies for executing portfolio transactions for the Portfolio(s) (or the portion(s) thereof) that it sub-advises and, where applicable, information regarding a Sub-Adviser’s policies for obtaining research from brokers and dealers.

In addition, the Board considered the allocation of Portfolio brokerage, including allocations to broker-dealers affiliated with the Adviser or a Sub-Adviser. The Board also considered the use of “soft” commission dollars to pay for research services, as applicable. In this regard, the Board also considered the Adviser’s and each Sub-Adviser’s trading experience and received information regarding how the Adviser and each Sub-Adviser seek to achieve “best execution” on behalf of a Portfolio (or portion thereof), including a report by an independent portfolio trading analytical firm and reports from the Trust’s Chief Compliance Officer regarding the monitoring of execution quality.

The Board also considered the Trust’s Chief Compliance Officer’s evaluation of the Adviser’s and each Sub-Adviser’s compliance programs, policies and procedures, including those relating to cybersecurity and business continuity, and any compliance matters involving the Adviser and any applicable Sub-Adviser that had been brought to the Board’s attention during the year. In addition, the Board considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the Adviser and the Sub-Advisers and received information regarding the Adviser’s and each Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. The Board also considered information as to the overall amount of assets sub-advised by each Sub-Adviser and noted the largest Sub-Adviser relationships, both in terms of aggregate net assets sub-advised and, for smaller Sub-Advisers, net assets sub-advised as a percentage of the Sub-Adviser’s total assets under management. In addition to periodic reports throughout the year, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the Sub-Advisers and/or their affiliates in addition to the relationships involving the Portfolios. In this regard, the Board also received materials regarding the practices, policies and procedures (as well as periodic enhancements thereto) adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also considered periodic reports provided to the Board regarding the services provided by the Adviser, the Sub-Advisers and, where applicable, their affiliates. The Board also considered actions taken by the Adviser and the Sub-Advisers in response to market conditions over the past year and considered the overall

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performance of the Adviser and the Sub-Advisers in this context. The Board also considered information about the Adviser’s and each Sub-Adviser’s plans with respect to its continued operation in an in-person, remote or hybrid work environment and the Adviser’s and each Sub-Adviser’s ability to continue to provide the same scope and quality of services to its respective Portfolio(s). The Board noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with regular updates on market volatility, the operation of the Trust and the Portfolios, developments related to the Adviser’s business, and the Adviser’s ongoing oversight of the Portfolios’ Sub-Advisers, including enhanced supervisory measures taken, in light of market and business disruptions resulting from a variety of economic and other factors. The Board also noted that, at the Independent Trustees’ request, the Adviser had continued to provide the Board with periodically updated EIM assets under management and Portfolio average net assets information, as well as updated investment performance information, including the impact of volatility management strategies on the performance of the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios (as defined below) that pursue such strategies.

The Board also considered strategic and other actions taken by the Adviser in response to recent events within the mutual fund industry, including actions taken in response to legal and regulatory developments, including new U.S. Securities and Exchange Commission rulemaking, affecting the mutual fund industry. The Board also requested and received throughout the past year information from the Adviser and various service providers on various topics impacting mutual funds generally, including pricing and valuation of portfolio securities; liquidity and derivatives risk management; cybersecurity; trustee independence; mutual fund board governance “best practices”; new reporting requirements for mutual funds; environmental, social and governance (“ESG”) investing; and the transition away from London Interbank Offered Rate (LIBOR). The Board noted that certain of these topics may present significant ongoing challenges for mutual funds and result in an increase in the responsibilities and costs of mutual fund service providers, including the Adviser. The Board also noted the increasing complexity of the financial markets.

The Board also considered the benefits to investors from participation in a Portfolio sponsored by the Adviser, including the benefits of investing in a fund that is part of a large fund complex that offers a wide range of portfolios, sub-advisers and investment styles. The Board likewise considered that investors have chosen to invest in mutual funds sponsored by the Adviser. In addition, the Board considered the nature, quality and extent of the administrative, investor servicing and distribution services that the Adviser and its affiliates provide to the Portfolios and their shareholders. The Board also noted that, throughout the past year, the Adviser and its affiliates had continued or undertaken strategic and other actions and initiatives (including, among others, the proposed shell reorganizations) intended to enhance various aspects of the Trust’s and the Board’s operations and investors’ experience with the mutual funds sponsored by the Adviser. In this regard, the Board also noted that the Adviser continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to streamline and strengthen the fund complex’s line-up. The Board recognized that certain of these strategic and other actions and initiatives may also have a positive impact on the profitability and financial position of the Adviser and its affiliates.

For purposes of evaluating the nature, quality and extent of the overall services provided to each Portfolio, the Board also took into account discussions with the Adviser and, where applicable, the relevant Sub-Adviser(s) about Portfolio investment performance that occur at Board and Investment Committee meetings throughout the year. In this regard, the Board noted that, as part of regularly scheduled Portfolio reviews and other detailed reports to the Board on Portfolio performance, the Board periodically considered information regarding each Portfolio’s performance over various time periods on both an absolute basis and relative to an appropriate broad-based securities market index (“benchmark”) and/or a custom blended index developed by the Adviser that comprises broad-based indexes (“blended benchmark”), and one or more peer groups of other mutual funds deemed by Broadridge to be comparable to the Portfolio (each, a “peer group”). The performance information generally included, among other information, annual total returns, average annual total returns, cumulative returns and/or rolling period total returns. The Board also reviewed information about performance attribution and reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. The Board also considered the Adviser’s effectiveness in monitoring the performance of the Sub-Advisers, and the Adviser’s responses to performance issues when identified. The Board also considered certain information, reflected in Appendix A, provided to the Board regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2023. The Board noted that this information

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supplemented other performance information provided to the Board throughout the year and in connection with the annual renewal process. The Board also considered information, provided directly to the Board by Broadridge, regarding each Portfolio’s performance over various time periods relative to a benchmark and/or a blended benchmark and Broadridge’s “performance universe” consisting of a peer group of funds. Broadridge also provided, and the Board considered, comparisons to (i) managed volatility Broadridge peer groups for the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios (as defined below) that pursue such strategies, and (ii) Broadridge peer groups for the active equity Portfolios that invest according to certain ESG criteria. The Board also noted that, at the Independent Trustees’ request, the Adviser had provided the Board with updated performance information for all of the Portfolios for periods ended May 31, 2023, as well as market commentary, in connection with the annual renewal process.

The Board received a description of, and factored into its evaluation of each Portfolio’s performance the limitations inherent in, Broadridge’s methodology for developing and constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in a Portfolio’s being included in one peer group one year and in a different peer group the next, and in similar Portfolios being included in different peer groups. The Board also noted that the number of mutual funds included in a peer group may be relatively small and may differ significantly from peer group to peer group and from year to year and that the constituent mutual funds included in a peer group also may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the independent analysis conducted by Broadridge provided a useful measure of comparative performance. The Board noted that while the Adviser requested that the Board be provided certain supplemental peer group performance information, the Adviser did not participate in Broadridge’s selection of peer funds, or identification of a peer group, for any Portfolio.

In evaluating the Portfolios’ performance, the Board generally considered longer-term performance over a full market cycle (typically five years or longer, if applicable) to be more important than short-term performance. The Board also took into account factors including general market conditions (including the amount of volatility in the market over the past year); interest rate and inflation levels and credit conditions; the “style” in which the Portfolios are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Portfolios; issuer-specific information; and fund cash flows. In this regard, the Board also noted how selecting different time periods for performance calculations (for example, whether a one-year period is from December to December or March to March) can produce significantly different results in terms of a Portfolio’s returns and peer ranking on a relative basis. The Board further acknowledged that longer-term performance could be impacted by even one period of significant outperformance or underperformance. The Board also considered that variations in performance among a Portfolio’s operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

Existing Portfolios

Allocation Portfolios. With respect to the performance of the Strategic Allocation Portfolios, the MF/ETF Portfolios, and the 1290 VT Moderate Growth Allocation and EQ/All Asset Growth Allocation Portfolios, the Board considered that each Portfolio operates as a fund-of-funds managed by EIM and invests in securities of other mutual funds and/or exchange traded securities of other investment companies or investment vehicles (referred to collectively as “underlying portfolios”) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests. The Board also considered that each Portfolio allocates its assets between equity and fixed income investments (and, in the case of the EQ/All Asset Growth Allocation Portfolio, alternative investments) through its investments in underlying portfolios.

In evaluating the performance of the Equitable Conservative Growth MF/ETF Portfolio, the Board also noted that, in August 2022, the Portfolio had changed from a sub-advised fund to a fund-of-funds managed by EIM, and had changed its investment objective, policies and strategy, fee and expense structure, performance benchmark, and name. Therefore, the Board focused on the Portfolio’s performance since that time.

The Board also noted that the Equitable Growth MF/ETF and Equitable Moderate Growth MF/ETF Portfolios had only a short operating history on which to evaluate performance.

With respect to the performance of the EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation,

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EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios, the Board considered that each Portfolio allocates its assets between equity and fixed income investments and is advised by a single Sub-Adviser.

The Board further considered that certain of the underlying portfolios in which each of the Strategic Allocation Portfolios invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Strategic Allocation Portfolio’s peer group may employ volatility management strategies different from those employed by underlying portfolios in which the Portfolio invests.

The Board further considered that, in connection with its investment strategy, each of the 1290 VT Moderate Growth Allocation, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios may employ distinct volatility management techniques. The Board also noted that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by the Portfolio.

The Board also factored into its evaluation of a Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and fixed income (and, as applicable, alternative) investments, to the performance of a peer group that includes funds that may allocate their assets between equity and fixed income investments in different percentages over time than the Portfolio and among other asset classes. In this respect, the Board noted that, for each Portfolio, the Adviser had developed and implemented a custom blended benchmark that comprises broad-based indexes and has weighted levels of exposure to equity and fixed income (and, as applicable, alternative) securities. The Board considered each Portfolio’s blended benchmark in evaluating the Portfolio’s performance.

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered, with respect to each sub-advised Portfolio, steps that the Adviser and the Sub-Adviser had taken to address a Portfolio’s performance, including any changes to the Sub-Adviser or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, including, for certain Sub-Advisers, enhancements to their volatility management model, and the performance results of the Portfolio since the date of such changes. Where applicable, the Board also considered, with respect to each fund-of-funds Portfolio, steps that the Adviser had taken to address a Portfolio’s performance, including any changes to the investment strategies of a Portfolio or to the underlying portfolios in which a Portfolio invests, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and, where applicable, the relevant Sub-Adviser’s continued management of the Portfolio.

“Passive” with Managed Volatility Portfolios. With respect to the performance of the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/500 Managed Volatility, EQ/2000 Managed Volatility and EQ/International Managed Volatility Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio is normally divided into two portions, one of which uses a “passive” or indexing strategy to seek to track the performance (before fees and expenses) of the Portfolio’s benchmark, and the other of which seeks to tactically manage equity exposure in the Portfolio based on the level of volatility in the market. The Board further considered that each Portfolio’s tactical volatility management strategy is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over

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extended market cycles. The Board also noted that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by the Portfolio. The Board also noted that each Portfolio has the ability to invest in exchange traded securities of other investment companies or investment vehicles (“ETFs”).

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s performance, including any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

“Passive” without Managed Volatility Portfolios. With respect to the performance of the 1290 VT Natural Resources and 1290 VT Real Estate Portfolios, the Board considered that each Portfolio seeks to track the performance (before fees and expenses) of its benchmark. With respect to the performance of the 1290 VT Socially Responsible Portfolio, the Board considered that the Portfolio seeks to track the investment results of a benchmark consisting of a universe of securities that have positive ESG characteristics. With respect to the performance of the 1290 VT Convertible Securities, EQ/Common Stock Index, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index Portfolios, the Board considered that each Portfolio seeks to achieve a total return (before fees and expenses) that approximates the total return performance of its benchmark. The Board noted that each Portfolio uses a “passive” or indexing strategy. The Board also noted that each Portfolio’s performance was expected to vary from (and generally was expected to be lower than) that of its benchmark due to fees, management of cash flows, transaction costs, valuation and other factors, which affect the Portfolio but not the benchmark.

The Board also took into account that peer groups in which Broadridge placed certain Portfolios for comparison purposes include only funds with passive management strategies, whereas peer groups in which Broadridge placed other Portfolios for comparison purposes include funds with active management strategies.

In evaluating the performance of the 1290 VT Convertible Securities Portfolio, the Board also noted that, in June 2021, the Portfolio had converted from an investment strategy under which the Portfolio’s assets normally were allocated between two portions, one of which was actively managed and the other of which was invested in passively managed ETFs, to an entirely passive management strategy; the Portfolio had replaced its Sub-Adviser; and the Portfolio had changed its investment objective, performance benchmark, and fee and expense structure. Therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the 1290 VT Socially Responsible Portfolio, the Board also took into account that the Portfolio is a specialty portfolio that offers a unique investment strategy and enhances the range of investment options available to investors.

In evaluating the performance of the EQ/Large Cap Value Index and EQ/Mid Cap Index Portfolios, the Board also noted that each Portfolio had replaced its Sub-Adviser in November 2018 and, therefore, the Board focused on the Portfolio’s performance since that time.

The Board also noted that the EQ/Long-Term Bond Portfolio had only a short operating history on which to evaluate performance.

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time, and the extent to which each Portfolio had achieved its objective, as described above. In this connection, the Board also considered information on the correlation and tracking error between each Portfolio and its respective benchmark over various time periods, as well as the Adviser’s and the relevant Sub-Adviser’s views and explanations of this information.

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Based on its review and the explanations provided by the Adviser and the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and the Sub-Adviser’s continued management of the Portfolio.

“Pactive” with Managed Volatility Portfolios. With respect to the performance of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy. The Board noted that each Portfolio uses a combination of active and passive (or “pactive”) investment strategies. The Board also noted that each of the EQ/International Core Managed Volatility, EQ/International Value Managed Volatility, EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios has the ability to invest in ETFs.

The Board also considered that, in connection with the pactive investment strategy, each Portfolio may employ various volatility management techniques, including the use of futures and options to manage equity exposure. The Board further considered that each Portfolio’s volatility management strategy is intended to reduce the volatility associated with investing in equity securities in an effort to produce more favorable risk-adjusted returns over extended market cycles. The Board also noted that the funds in a Portfolio’s peer group may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components, and that the funds in a Portfolio’s peer group may employ volatility management strategies different from those employed by the Portfolio.

In evaluating the performance of the EQ/ClearBridge Select Equity Managed Volatility Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser and modified its active investment strategies in October 2018 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/International Value Managed Volatility Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser and modified its investment strategy in December 2018 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/Large Cap Core Managed Volatility Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser in July 2020 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/Large Cap Growth Managed Volatility Portfolio, the Board also noted that, at the July 2023 Meeting, the Adviser had proposed, and the Board had approved, replacing T. Rowe Price with JPMIM as the Sub-Adviser to an allocated portion of the Portfolio, effective on or about July 31, 2023.

In evaluating the performance of the EQ/Large Cap Value Managed Volatility Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser in February 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

In addition, the Board considered the performance of the allocated portions of each Portfolio managed by different Sub-Advisers and whether the performance of the portions allocated to each of the Sub-Advisers met the Board’s expectations as to the compatibility of the Sub-Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance. The Board noted that the Sub-Advisers that pursue active investment strategies on behalf of the “pactive” Portfolios may pursue more aggressive investment strategies that are designed to be complementary to the associated index strategies, and that these Sub-Advisers may invest in more concentrated positions in particular issuers and industries; as a result, these active investment strategies may also exhibit more performance volatility from year-to-year.

The Board and the Adviser discussed the performance of each Portfolio and each allocated portion thereof, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s or an allocated portion’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s or allocated portion’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s or an allocated portion’s performance, including any changes or additions to the

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Sub-Advisers or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio or allocated portion since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

“Pactive” without Managed Volatility Portfolios. With respect to the performance of the 1290 VT High Yield Bond Portfolio, the Board considered that the Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated between two portions, one of which is actively managed and the other of which is invested in ETFs that are passively managed. With respect to the performance of the 1290 VT Micro Cap, 1290 VT Small Cap Value, EQ/Emerging Markets Equity PLUS, EQ/Morgan Stanley Small Cap Growth and EQ/Quality Bond PLUS Portfolios, the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy, whereby one portion is actively managed and the other portion seeks to track the performance of a particular index. With respect to the performance of the EQ/AB Small Cap Growth Portfolio, the Board considered that the Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated between two portions, one of which is actively managed and the other of which seeks to track the performance of a particular index. With respect to the performance of the Multimanager Aggressive Equity, Multimanager Core Bond, and Multimanager Technology Portfolios (the “Multimanager Portfolios”), the Board considered that each Portfolio follows an investment strategy under which the Portfolio’s assets normally are allocated among multiple Sub-Advisers, each of which manages its portion of the Portfolio using a different but complementary investment strategy, whereby one portion of a Portfolio seeks to track the performance of a particular index, one portion of the Multimanager Technology Portfolio has the ability to invest in ETFs, and one or more other portions of a Portfolio are actively managed. The Board noted that each Portfolio uses a combination of active and passive (or “pactive”) investment strategies. The Board also noted that the funds in a Portfolio’s peer group may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components.

In evaluating the performance of the Multimanager Technology Portfolio, the Board also noted that the Portfolio had replaced a Sub-Adviser in November 2018 and added a Sub-Adviser in February 2023 and, therefore, the Board focused on the Portfolio’s performance since those times.

In addition, the Board considered the performance of the allocated portions of each Portfolio managed by different Sub-Advisers and whether the performance of the portions allocated to each of the Sub-Advisers met the Board’s expectations as to the compatibility of the Sub-Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance. The Board noted that the Sub-Advisers that pursue active investment strategies on behalf of the “pactive” Portfolios may pursue more aggressive investment strategies that are designed to be complementary to the associated index strategies, and that these Sub-Advisers may invest in more concentrated positions in particular issuers and industries; as a result, these active investment strategies may also exhibit more performance volatility from year-to-year.

The Board and the Adviser discussed the performance of each Portfolio and each allocated portion thereof, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s or an allocated portion’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s or allocated portion’s performance. Where applicable, the Board also considered steps that the Adviser and the Sub-Advisers had taken to address a Portfolio’s or an allocated portion’s performance, including any changes or additions to the Sub-Advisers or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio or allocated portion since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreements and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

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Based on its review and the explanations provided by the Adviser and the relevant Sub-Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and each Sub-Adviser’s continued management of the Portfolio.

Active Portfolios. With respect to the performance of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT GAMCO Mergers & Acquisitions, 1290 VT GAMCO Small Company Value, 1290 VT SmartBeta Equity ESG, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/American Century Mid Cap Value, EQ/Capital Group Research, EQ/ClearBridge Large Cap Growth ESG, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/Invesco Global, EQ/Invesco Global Real Assets, EQ/Janus Enterprise, EQ/JPMorgan Value Opportunities, EQ/Lazard Emerging Markets Equity, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Technology, EQ/MFS Utilities Series, EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/T. Rowe Price Growth Stock, EQ/T. Rowe Price Health Sciences, EQ/Value Equity and EQ/Wellington Energy Portfolios, the Board considered that each Portfolio is actively managed and advised by a single Sub-Adviser.

With respect to the performance of the 1290 VT Multi-Alternative Strategies Portfolio, the Board considered that the Portfolio operates as a fund-of-funds and invests in ETFs (referred to as “underlying portfolios”) and recognized, therefore, that the Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests.

In evaluating the performance of the 1290 VT GAMCO Mergers & Acquisitions Portfolio, the Board also took into account that the Portfolio is a specialty portfolio that offers a unique investment strategy and enhances the range of investment options available to investors and that the peer group in which the Portfolio was placed for comparison purposes includes a wider range of fund types.

The Board also noted that the EQ/AB Sustainable U.S. Thematic Portfolio integrates ESG considerations into its portfolio construction process and had only a short operating history on which to evaluate performance.

In evaluating the performance of the EQ/ClearBridge Large Cap Growth ESG Portfolio, the Board also noted that, prior to March 2022, the Portfolio did not integrate ESG considerations into its portfolio construction process to the same extent.

In evaluating the performance of the EQ/Invesco Global Portfolio, the Board also noted that the Portfolio had changed its benchmark in December 2022.

In evaluating the performance of the EQ/Invesco Global Real Assets Portfolio, the Board also noted that the Portfolio had modified its investment strategy in May 2021 and changed its benchmark in June 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/MFS International Intrinsic Value Portfolio, the Board also noted that the Portfolio had changed its benchmark in December 2020.

In evaluating the performance of the EQ/MFS Mid Cap Focused Growth Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser and modified its investment strategy in November 2019 and, therefore, the Board focused on the Portfolio’s performance since that time.

In evaluating the performance of the EQ/MFS Utilities Series Portfolio, the Board also noted that the Portfolio had changed its benchmark in May 2020.

In evaluating the performance of the EQ/Money Market Portfolio, the Board also considered the interest rate environment.

In evaluating the performance of the EQ/PIMCO Total Return ESG Portfolio, the Board also noted that, prior to March 2022, the Portfolio did not integrate ESG considerations into its portfolio construction process.

In evaluating the performance of the EQ/T. Rowe Price Growth Stock Portfolio, the Board also noted that, at the July 2023 Meeting, the Adviser had proposed, and the Board had approved, replacing T. Rowe Price with JPMIM as the Sub-Adviser to the Portfolio, effective on or about July 31, 2023.

In evaluating the performance of the EQ/Value Equity Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser, modified its investment strategy, and changed its fee structure in February 2021 and, therefore, the Board focused on the Portfolio’s performance since that time.

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In evaluating the performance of the EQ/Wellington Energy Portfolio, the Board also noted that the Portfolio had replaced its Sub-Adviser and modified its investment strategy in November 2019 and changed its benchmark in May 2020 and, therefore, the Board focused on the Portfolio’s performance since the change in Sub-Adviser.

The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark, as applicable, and efforts to improve the Portfolio’s performance. Where applicable, the Board also considered, with respect to each sub-advised Portfolio, steps that the Adviser and the Sub-Adviser had taken to address a Portfolio’s performance, including any changes to the Sub-Adviser or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio since the date of such changes. The Board also considered, with respect to the fund-of-funds Portfolio, steps that the Adviser had taken to address the Portfolio’s performance, including any changes to the investment strategies of the Portfolio or to the underlying portfolios in which the Portfolio invests, and the performance results of the Portfolio since the date of such changes. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to renew an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Adviser regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its investors would benefit from the Adviser’s and, where applicable, the relevant Sub-Adviser’s continued management of the Portfolio.

All Existing Portfolios. Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Adviser(s) and, where applicable, their respective affiliates were appropriate for the Portfolio in light of its investment objective(s) and, thus, supported a decision to approve the renewal of the Agreement(s).

New “Shell” Portfolios

For purposes of the below discussion with respect to each new shell Portfolio, the Board considered the investment performance of the corresponding VIP Portfolio. In this regard, the Board noted that, if the shareholders of a new shell Portfolio’s corresponding VIP Portfolio approve the proposed shell reorganization, then the new shell Portfolio would assume and publish the performance record of its corresponding VIP Portfolio. The Board also noted that the proposed shell reorganizations would not result in any material changes to the Portfolios’ investment programs.

New EQ Allocation Portfolios. With respect to the performance of each Portfolio, the Board considered that each Portfolio operates as a fund-of-funds managed by EIM and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests. The Board noted that the underlying portfolios in which each Portfolio may invest include series of EQ Advisors Trust and 1290 Funds.

With respect to the benchmark performance comparisons, the Board took into account each Portfolio’s current allocation target (that is, the approximate percentage of a Portfolio’s assets allocated to equity and debt securities through its investments in underlying portfolios) and compared each Portfolio’s performance to the performance of the S&P 500 Index and/or the Bloomberg U.S. Intermediate Government Bond Index, accordingly.

The Board factored into its evaluation of each Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a benchmark that consists entirely of equity or debt securities and to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. In this respect, the Board noted that, for each Portfolio, the Adviser had developed and implemented a custom blended benchmark that comprises broad-based indexes and has weighted levels of exposure to both equity and debt securities. The Board considered each Portfolio’s blended benchmark in evaluating the Portfolio’s performance. The Board further considered that the underlying portfolios in which each Portfolio invests may employ a tactical volatility management strategy that is intended to reduce the volatility associated with investing in equity securities in an effort to produce more

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favorable risk-adjusted returns over extended market cycles. The Board noted that the funds in each Portfolio’s peer group may employ volatility management strategies different from those employed by underlying portfolios in which the Portfolio invests.

New Target Allocation Portfolios. With respect to the performance of each Portfolio, the Board considered that each Portfolio operates as a fund-of-funds managed by EIM and invests in a combination of other mutual funds (underlying portfolios) and recognized, therefore, that each Portfolio’s performance is based, in part, on the total returns of the underlying portfolios in which it invests. The Board noted that the underlying portfolios in which each Portfolio may invest include series of EQ Advisors Trust and 1290 Funds.

The Board factored into its evaluation of each Portfolio’s performance the limitations inherent in comparing the performance of asset allocation funds, such as the Portfolios, which may invest in equity and debt securities, to the performance of a peer group that includes funds that may allocate their assets between equity and debt securities in different percentages over time than the Portfolios and among other asset classes. The Board also factored into its evaluation of each Portfolio’s performance that, although the Portfolio’s benchmark may correspond to a particular target retirement date, it may have levels of exposure to equity and debt securities that vary from the Portfolio’s asset allocation over time.

New Core Plus Bond Portfolio. With respect to the performance of the Portfolio, the Board considered that the Portfolio is actively managed and advised by multiple Sub-Advisers. In evaluating the performance of the Portfolio, the Board also noted that AXA IM, Brandywine Global, and Loomis Sayles had been retained as the Portfolio’s sub-advisers, and the Portfolio had implemented a new investment strategy and changed its investment objective, performance benchmark, and fee and expense structure, in May 2020 and, therefore, the Board focused on the Portfolio’s performance since that time.

All New “Shell” Portfolios. The Board and the Adviser discussed the performance of each Portfolio, including whether each Portfolio had performed as expected over time. The Board and the Adviser also discussed, where applicable, the reasons for a Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and/or blended benchmark, as applicable, as well as actions being taken to enhance that Portfolio’s performance. In this regard, the Board noted that performance, especially short-term performance, is only one of the factors that it deems relevant to its consideration of a new shell Portfolio’s Agreement(s) and that, after considering all relevant factors, it can reach a decision to approve an Agreement notwithstanding a Portfolio’s relative underperformance.

Based on its review and the explanations provided by the Adviser and, where applicable, the relevant Sub-Advisers regarding the performance of each corresponding VIP Portfolio, the Board determined, with respect to each new shell Portfolio, that (i) the Portfolio and its investors would benefit from the Adviser’s and, where applicable, each relevant Sub-Adviser’s continued management of the Portfolio and (ii) the nature, quality and extent of the overall services provided by the Adviser, the relevant Sub-Advisers and, where applicable, their respective affiliates were appropriate for the Portfolio in light of its investment objective(s) and, thus, supported a decision to approve the Agreement(s).

Expenses

The Board considered each Portfolio’s advisory fee and, where applicable, sub-advisory fee(s) in light of the nature, quality and extent of the overall services provided by the Adviser and, where applicable, the relevant Sub-Adviser(s). The Board also reviewed comparative fee and expense information for each Portfolio provided directly to the Board by Broadridge. The information provided by Broadridge included an analysis of how each Portfolio’s contractual advisory fee, actual advisory fee, other expense components, and total expense ratio compared with those of peer groups of other mutual funds selected by Broadridge as constituting an appropriate expense comparison for the Portfolio (typically, both a smaller expense “group” of funds selected for similarity in terms of asset size as well as other factors, and a broader expense “universe” consisting of a larger group of funds more broadly comparable to the Portfolio) (a Portfolio’s “Broadridge category”). For each Portfolio, Broadridge provided information on the Portfolio’s contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Broadridge category assuming the other funds were similar in size to the Portfolio, as well as information on the Portfolio’s actual advisory fee and total expense ratio in comparison with those of other funds within a Broadridge category. The advisory fee analysis includes within such fee any separate administrative fee paid by a fund, including the administrative fee a Portfolio paid to Equitable Investment Management, LLC, an affiliate of the Adviser, in its capacity as administrator for the Portfolio. The contractual advisory

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fee analysis does not take into account any fee reimbursements or waivers, whereas the actual advisory fee analysis does take into account any advisory (including any administrative) fee reimbursements or waivers that benefit a fund. The total expense ratio represents a fund’s total net operating expenses and takes into account any expense reimbursements or fee waivers that benefit a fund. Broadridge provided, and the Board considered, total expense ratio comparisons including and excluding any 12b-1 or non 12b-1 service fees and, as applicable, including fees and expenses of any underlying funds in which a fund invests. Broadridge also provided, and the Board considered, comparisons to managed volatility Broadridge categories for the Portfolios that pursue volatility management strategies either directly or through investments in underlying portfolios that pursue such strategies.

The Broadridge expense data was based upon information taken from each Portfolio’s audited annual report for the period ended December 31, 2022, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. Broadridge provided expense data for Class IB shares of each Portfolio other than the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility and ATM Small Cap Managed Volatility Portfolios (the “ATM Portfolios”). The Board reviewed the expense data for Class IB shares as a proxy for all of a Portfolio’s operational share classes. In this regard, the Board noted that the expenses for a Portfolio’s Class IB shares are generally equal to the expenses for a Portfolio’s Class IA shares (as applicable) and higher than the expenses for a Portfolio’s Class K shares (as applicable) and that the expense comparisons may differ for different classes. For the ATM Portfolios, Broadridge provided expense data for Class K shares, the Portfolios’ only operational share class. Portfolio-specific contractual advisory fee and total expense ratio comparisons are provided below. The total expense ratio comparisons exclude any 12b-1 or non 12b-1 service fees. For the funds-of-funds Portfolios and certain other Portfolios as noted below, the total expense ratio comparisons include fees and expenses of any underlying funds in which a fund invests.

The Board received a description of, and factored into its evaluation of each Portfolio’s fees and expenses the limitations inherent in, Broadridge’s methodology for developing and constructing Broadridge categories and for determining, from year to year, which mutual funds should be included in which Broadridge categories, among other things. In this regard, the Board also noted that Broadridge’s methodology may result in a Portfolio’s being included in one peer group one year and in a different peer group the next, and in similar Portfolios being included in different peer groups. The Board recognized these inherent limitations and, taking into account commentary and supporting data presented by management, also recognized that comparisons between a Portfolio and other mutual funds in a Broadridge category may not be as relevant in certain circumstances, given that in some cases a Portfolio may exhibit notable differences (for example, in its objective(s), management techniques, relative size, and operating structure) when compared to other mutual funds in a Broadridge category. The Board also noted that the number of mutual funds included in a Broadridge category may be relatively small and may differ significantly from category to category and from year to year and that the constituent mutual funds included in a Broadridge category (as well as their respective advisory/administrative fees and total expense ratios) also may differ from year to year, which can limit the relevance of the comparisons. The Board noted that it generally considered the more-narrow expense “group” comparisons to be more important in the first instance than the broader expense “universe” comparisons, but took into account the broader expense universe comparisons as well, including, among other circumstances, when the number of funds in the more-narrow expense group was small or other aspects of the Portfolio differed appreciably from those of the funds in the more-narrow expense group. For uniformity, the Portfolio-specific contractual advisory fee and total expense ratio comparisons provided below are relative to the broader expense universe. The Board also noted that there is no standard definition of advisory and administrative services, meaning that different mutual funds may receive different services, rendering fee and expense comparisons more difficult. Nonetheless, the Board believed that the independent analysis conducted by Broadridge assisted the Board in evaluating the reasonableness of each Portfolio’s advisory fee and total expense ratio. The Board also considered that the full effects of certain fee and expense changes that the Adviser had agreed to implement during 2022 were not reflected in the Broadridge expense data, but that all current fees and expenses of each Portfolio are disclosed as required in Portfolio offering documents.

The Board noted that the Broadridge expense groups and universes for the Portfolios excluded ETFs because ETFs have a different structure from open-end funds like the Portfolios and shares of ETFs are accessed differently by investors. The Board also noted that the Broadridge expense groups and universes for the actively managed Portfolios excluded passive, or index, funds because passive funds pursue their investment strategies differently from the actively managed Portfolios. The Board noted that, in each case, the excluded funds could have lower advisory fees and total expenses, and that the inclusion of these funds in peer groups and universes would have

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the effect of lowering the averages and medians of the expense measurements in the peer groups and universes. The Board also noted that, as with performance peer groups, the Adviser did not participate in Broadridge’s selection of peer funds, or identification of a peer group, for any Portfolio for purposes of fee and expense comparisons.

In addition, with respect to each sub-advised Portfolio, the Board further considered the relative levels of the sub-advisory fee(s) paid to the relevant Sub-Adviser(s) and the advisory fee retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the relevant Sub-Adviser(s), and the information prepared by management regarding the level of profits realized by the Adviser and its affiliates in connection with the operation of the Portfolio. The Board also considered the sub-advisory fee paid to each Sub-Adviser in light of fees charged by the Sub-Adviser to similar funds, if any, advised or sub-advised by the Sub-Adviser, including explanations of differences among funds where relevant.

Existing Portfolios

Allocation Portfolios. The Board considered that the contractual advisory fee for each of the EQ/AB Dynamic Moderate Growth, EQ/Aggressive Growth Strategy, EQ/All Asset Growth Allocation, EQ/Balanced Strategy, EQ/Conservative Growth Strategy, EQ/Conservative Strategy, EQ/Growth Strategy, EQ/Moderate Growth Strategy, EQ/Ultra Conservative Strategy, Equitable Conservative Growth MF/ETF and Equitable Moderate Growth MF/ETF Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/AB Dynamic Moderate Growth, EQ/Aggressive Growth Strategy, EQ/All Asset Growth Allocation, EQ/Balanced Strategy, EQ/Conservative Growth Strategy, EQ/Conservative Strategy, EQ/Growth Strategy and EQ/Ultra Conservative Strategy Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of the EQ/Moderate Growth Strategy Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category, and the total expense ratio for the Class IB shares of each of the Equitable Conservative Growth MF/ETF and Equitable Moderate Growth MF/ETF Portfolios was above the median for the Portfolio’s respective Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of underlying portfolios in which the Portfolio may invest.

The Board considered that the contractual advisory fee for each of the EQ/AB Dynamic Aggressive Growth and EQ/AB Dynamic Growth Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the EQ/AB Dynamic Growth Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category, and the total expense ratio for the Class IB shares of the EQ/AB Dynamic Aggressive Growth Portfolio was above the median for the Portfolio’s Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of the underlying portfolios in which the Portfolio may invest.

The Board considered that the contractual advisory fee for each of the 1290 VT Moderate Growth Allocation, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation, EQ/JPMorgan Growth Allocation and Equitable Growth MF/ETF Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the 1290 VT Moderate Growth Allocation and Equitable Growth MF/ETF Portfolios was above the median for the Portfolio’s respective Broadridge category. For each Portfolio, the total expense ratio included the fees and expenses of underlying portfolios in which the Portfolio may invest.

With respect to each of the Strategic Allocation Portfolios, the MF/ETF Portfolios, and the 1290 VT Moderate Growth Allocation and EQ/All Asset Growth Allocation Portfolios, the Board also considered each Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

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With respect to the 1290 VT Moderate Growth Allocation, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate Growth, EQ/American Century Moderate Growth Allocation, EQ/Franklin Moderate Allocation, EQ/Goldman Sachs Growth Allocation, EQ/Goldman Sachs Moderate Growth Allocation, EQ/Invesco Moderate Allocation, EQ/Invesco Moderate Growth Allocation and EQ/JPMorgan Growth Allocation Portfolios, the Board also noted that the funds in a Portfolio’s Broadridge category may employ volatility management strategies different from those employed by the Portfolio.

The Board further considered that the advisory fee rate schedule for each Portfolio other than the EQ/All Asset Growth Allocation Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other portfolios in the fund complex, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Portfolio (except the Strategic Allocation Portfolios and the EQ/AB Dynamic Moderate Growth and EQ/All Asset Growth Allocation Portfolios) was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the Strategic Allocation Portfolios, the MF/ETF Portfolios, and the 1290 VT Moderate Growth Allocation and EQ/All Asset Growth Allocation Portfolios would benefit from any breakpoints in the advisory and administrative fee rate schedules for the underlying portfolios, in particular the underlying portfolios managed by the Adviser or EIM II.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and, where applicable, the Sub-Adviser’s sub-advisory fee are fair and reasonable.

Passive with Managed Volatility Portfolios. The Board considered that the contractual advisory fee for each of the ATM International Managed Volatility, ATM Large Cap Managed Volatility, ATM Mid Cap Managed Volatility, ATM Small Cap Managed Volatility, EQ/400 Managed Volatility, EQ/500 Managed Volatility, EQ/2000 Managed Volatility and EQ/International Managed Volatility Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class K or Class IB shares (as applicable) of each of the Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also noted that the funds in a Portfolio’s managed volatility Broadridge category may employ volatility management strategies different from those employed by the Portfolio.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other portfolios in the fund complex, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for the ATM Mid Cap Managed Volatility Portfolio was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Passive without Managed Volatility Portfolios. The Board considered that the contractual advisory fee for each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, 1290 VT Socially Responsible,

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EQ/Common Stock Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index and EQ/Small Company Index Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, 1290 VT Socially Responsible, EQ/Common Stock Index and EQ/Small Company Index Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of the EQ/Large Cap Growth Index Portfolio was above (but within five basis points of) the median for the Portfolio’s Broadridge category, and the total expense ratio for the Class IB shares of the EQ/Large Cap Value Index Portfolio was above the median for the Portfolio’s Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Long-Term Bond and EQ/Mid Cap Index Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was above (but, in the case of the EQ/Equity 500 Index Portfolio, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board also took into account that peer groups in which certain Portfolios were placed for comparison purposes include only funds with passive management strategies, whereas peer groups in which other Portfolios were placed for comparison purposes include funds with active management strategies.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other portfolios in the fund complex, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that the expense limitation arrangement for each of the 1290 VT Natural Resources and EQ/International Equity Index Portfolios includes the fees and expenses of underlying portfolios in which the Portfolio may invest and, thus, such fees and expenses, if any, would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each of the 1290 VT Convertible Securities, 1290 VT Natural Resources, 1290 VT Real Estate, EQ/Core Bond Index, EQ/Equity 500 Index, EQ/Intermediate Government Bond, EQ/International Equity Index, EQ/Long-Term Bond and EQ/Mid Cap Index Portfolios was lower than the Portfolio’s contractual advisory fee.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had proposed to lower the existing contractual expense limitation arrangement for each of the EQ/Common Stock Index, EQ/Core Bond Index, EQ/Intermediate Government Bond, EQ/International Equity Index and EQ/Mid Cap Index Portfolios, effective October 1, 2023.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Adviser’s sub-advisory fee are fair and reasonable.

Pactive with Managed Volatility Portfolios. The Board considered that the contractual advisory fee for each of the EQ/Large Cap Core Managed Volatility, EQ/Large Cap Growth Managed Volatility, EQ/Large Cap Value Managed Volatility and EQ/Mid Cap Value Managed Volatility Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility, EQ/Global Equity Managed Volatility, EQ/International Core Managed Volatility and EQ/International Value Managed Volatility Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was above (but, in the case of each of the EQ/International Core Managed Volatility and EQ/International Value Managed Volatility Portfolios, within five basis points of) the median for the Portfolio’s respective Broadridge category.

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The Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components, and that the funds in a Portfolio’s managed volatility Broadridge category may employ volatility management strategies different from those employed by the Portfolio.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other portfolios in the fund complex, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each of the EQ/ClearBridge Select Equity Managed Volatility, EQ/Franklin Small Cap Value Managed Volatility and EQ/Global Equity Managed Volatility Portfolios was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Pactive without Managed Volatility Portfolios. The Board considered that the contractual advisory fee for each of the EQ/AB Small Cap Growth and EQ/Emerging Markets Equity PLUS Portfolios was below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Quality Bond PLUS and Multimanager Aggressive Equity Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolio was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 VT High Yield Bond, 1290 VT Micro Cap, 1290 VT Small Cap Value, EQ/Morgan Stanley Small Cap Growth, Multimanager Core Bond and Multimanager Technology Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the Multimanager Technology Portfolio was at the median for the Portfolio’s Broadridge category, the total expense ratio for the Class IB shares of each of the 1290 VT Micro Cap, 1290 VT Small Cap Value and EQ/Morgan Stanley Small Cap Growth Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the 1290 VT High Yield Bond and Multimanager Core Bond Portfolios was above the median for the Portfolio’s respective Broadridge category.

The Board also noted that the funds in a Portfolio’s Broadridge category may or may not employ an investment strategy similar to the Portfolio’s that includes active, passive and (in the case of certain Portfolios) ETF components.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other portfolios in the fund complex, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. The Board also noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Portfolio (except the EQ/AB Small Cap Growth, EQ/Quality Bond PLUS and Multimanager Aggressive Equity Portfolios) was lower than the Portfolio’s contractual advisory fee.

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Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Active Portfolios. The Board considered that the contractual advisory fee for each of the 1290 VT GAMCO Mergers & Acquisitions, 1290 VT GAMCO Small Company Value, 1290 VT SmartBeta Equity ESG, EQ/Fidelity Institutional AM® Large Cap, EQ/MFS Technology and EQ/Value Equity Portfolios was at or below the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of these Portfolios was below the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the EQ/Franklin Rising Dividends, EQ/Invesco Global Real Assets, EQ/JPMorgan Value Opportunities and EQ/Janus Enterprise Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/Franklin Rising Dividends and EQ/Janus Enterprise Portfolios was at or below the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the EQ/Invesco Global Real Assets and EQ/JPMorgan Value Opportunities Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for each of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT Multi-Alternative Strategies, EQ/AB Short Duration Government Bond, EQ/AB Sustainable U.S. Thematic, EQ/American Century Mid Cap Value, EQ/Capital Group Research, EQ/ClearBridge Large Cap Growth ESG, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/Invesco Global, EQ/Lazard Emerging Markets Equity, EQ/Loomis Sayles Growth, EQ/MFS International Growth, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS Utilities Series, EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/PIMCO Ultra Short Bond, EQ/T. Rowe Price Growth Stock, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy Portfolios was above the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each of the EQ/American Century Mid Cap Value, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy Portfolios was at or below the median for the Portfolio’s respective Broadridge category, the total expense ratio for the Class IB shares of each of the EQ/AB Sustainable U.S. Thematic, EQ/ClearBridge Large Cap Growth ESG, EQ/Lazard Emerging Markets Equity, EQ/MFS International Growth, EQ/MFS Mid Cap Focused Growth and EQ/MFS Utilities Series Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category, and the total expense ratio for the Class IB shares of each of the 1290 VT DoubleLine Opportunistic Bond, 1290 VT Equity Income, 1290 VT Multi-Alternative Strategies, EQ/AB Short Duration Government Bond, EQ/Capital Group Research, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Comstock, EQ/Invesco Global, EQ/Loomis Sayles Growth, EQ/MFS International Intrinsic Value, EQ/Money Market, EQ/PIMCO Global Real Return, EQ/PIMCO Ultra Short Bond and EQ/T. Rowe Price Growth Stock Portfolios was above the median for the Portfolio’s respective Broadridge category.

With respect to the 1290 VT Multi-Alternative Strategies Portfolio, the Board also considered the Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like the Portfolio, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between the Portfolio and other funds-of-funds managed by the Adviser.

The Board further considered that the advisory fee rate schedule for each Portfolio includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for each Portfolio (a) aggregates the assets managed by the Adviser in these Portfolios and several other portfolios in the fund complex, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that, for each Portfolio (except the EQ/Money Market Portfolio), the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each of these Portfolios’ total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that the expense limitation arrangement for each of the EQ/American Century Mid Cap Value, EQ/Fidelity Institutional AM® Large Cap, EQ/Franklin Rising Dividends, EQ/Goldman Sachs Mid Cap Value, EQ/Invesco Global Real Assets, EQ/Lazard Emerging Markets Equity, EQ/MFS International Intrinsic Value, EQ/MFS Mid Cap Focused Growth, EQ/MFS

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Technology, EQ/MFS Utilities Series, EQ/PIMCO Real Return, EQ/PIMCO Total Return ESG, EQ/T. Rowe Price Health Sciences and EQ/Wellington Energy Portfolios includes the fees and expenses of underlying portfolios in which the Portfolio may invest and, thus, such fees and expenses, if any, would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board noted that, as a result of these expense limitation arrangements, the actual advisory fee for each Portfolio (except the 1290 VT GAMCO Small Company Value, EQ/Invesco Global Real Assets, EQ/Janus Enterprise, EQ/JPMorgan Value Opportunities, EQ/MFS Technology and EQ/Value Equity Portfolios) was lower than the Portfolio’s contractual advisory fee. In addition, the Board considered that the Adviser had voluntarily agreed to make payments or waive a portion of its and its affiliates’ advisory, administrative and other fees to enable the EQ/Money Market Portfolio to maintain a stable net asset value of $1.00 per share and to prevent a negative yield.

The Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had proposed to lower the existing contractual expense limitation arrangement for the EQ/Invesco Global Portfolio, effective October 1, 2023. The Board also considered that, as discussed elsewhere in this shareholder report, the Adviser had agreed to lower the existing contractual expense limitation arrangement for the EQ/T. Rowe Price Growth Stock Portfolio, effective on or about July 31, 2023, in connection with a change in Sub-Adviser for the Portfolio.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee and, where applicable, the Sub-Adviser’s sub-advisory fee are fair and reasonable.

New “Shell” Portfolios
New EQ Allocation Portfolios and New Target Allocation Portfolios. The Board considered that the contractual advisory fee for each of the EQ/Aggressive Allocation, EQ/Conservative Allocation, EQ/Conservative-Plus Allocation, EQ/Moderate Allocation and EQ/Moderate-Plus Allocation Portfolios was at the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each Portfolio was above (but, in the case of the EQ/Conservative Allocation Portfolio, within five basis points of) the median for the Portfolio’s respective Broadridge category.

The Board considered that the contractual advisory fee for the Target 2015 Allocation Portfolio was at the median for the Portfolio’s Broadridge category, and the contractual advisory fee for each of the Target 2025 Allocation, Target 2035 Allocation, Target 2045 Allocation and Target 2055 Allocation Portfolios was above (but within five basis points of) the median for the Portfolio’s respective Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of each Portfolio was above the median for the Portfolio’s respective Broadridge category.

The Board also considered each Portfolio’s advisory fee rate relative to the advisory fee rates of other portfolios managed by the Adviser that, like these Portfolios, are structured as funds-of-funds, and noted that differences in the level of the fees reflected differences between a Portfolio and other funds-of-funds managed by the Adviser.

The Board further considered that the advisory fee rate schedule for each of the New EQ Allocation Portfolios includes breakpoints that reduce the fee rate as a Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for all of the Portfolios (a) aggregates the assets managed by the Adviser in these Portfolios and in several other Portfolios of the Trust, which is expected to reduce the likelihood that a Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in a Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that each Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that each Portfolio’s expense limitation arrangement includes the fees and expenses of underlying portfolios in which the Portfolio invests and, thus, such fees and expenses would not cause a Portfolio’s annual operating expenses to exceed its expense limitation. The Board noted that, as a result of these expense limitation arrangements, the actual advisory fee for each of the EQ/Conservative Allocation, Target 2015 Allocation, Target 2025 Allocation and Target 2055 Allocation Portfolios was lower than the Portfolio’s contractual advisory fee.

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The Board also considered that, as funds-of-funds that indirectly bear the expenses charged by the underlying portfolios in which they invest, the Portfolios would benefit from any breakpoints in the advisory and/or administrative fee rate schedules for the underlying portfolios, all of which are managed by the Adviser or EIM II.

Based on its review, the Board determined, with respect to each Portfolio, that the Adviser’s advisory fee is fair and reasonable.

New Core Plus Bond Portfolio. The Board considered that the contractual advisory fee for the New Core Plus Bond Portfolio was above the median for the Portfolio’s Broadridge category. The Board also considered that the total expense ratio for the Class IB shares of the Portfolio was above the median for the Portfolio’s Broadridge category.

The Board further considered that the advisory fee rate schedule for the New Core Plus Bond Portfolio includes breakpoints that reduce the fee rate as the Portfolio’s assets increase above certain levels. The Board also considered that the administrative fee rate schedule for the Portfolio (a) aggregates the assets managed by the Adviser in the Portfolio and in several other Portfolios of the Trust, which is expected to reduce the likelihood that the Portfolio’s administrative fee would increase in the future if the Portfolio’s assets decline over time, and (b) includes breakpoints that reduce the fee rate as aggregate Portfolio assets increase above certain levels. The Board noted that any such reduction in the Portfolio’s effective advisory and/or administrative fee would result in corresponding reductions in the Portfolio’s total expense ratios. In addition, the Board considered that the Adviser had contractually agreed to make payments or waive all or a portion of its and its affiliates’ advisory, administrative and other fees so that the Portfolio’s total expense ratios do not exceed certain levels as set forth in the Portfolio’s prospectus. In this regard, the Board also noted that the Portfolio’s expense limitation arrangement includes the fees and expenses of underlying portfolios in which the Portfolio may invest and, thus, such fees and expenses, if any, would not cause the Portfolio’s annual operating expenses to exceed its expense limitation. The Board noted that, as a result of the expense limitation arrangement, the Portfolio’s actual advisory fee was lower than the Portfolio’s contractual advisory fee.

Based on its review, the Board determined, with respect to the Portfolio, that the Adviser’s advisory fee and the Sub-Advisers’ sub-advisory fees are fair and reasonable.

Profitability and Costs

The Board also considered the level of profits realized by the Adviser and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed profitability information setting forth the overall profitability of the Trust to the Adviser and its affiliates, as well as the Adviser’s and its affiliates’ profits (if any) in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2022, which was the most recent fiscal year for the Adviser. The Board also considered a year-over-year comparison of profitability information for the one-year periods ended December 31, 2022, 2021, and 2020.

In reviewing the Adviser’s profitability analysis, attention was given to the methodology the Adviser followed in determining and allocating costs to each Portfolio. The Board recognized that there is no uniform methodology within the asset management industry regarding the allocation of firm-wide or complex-wide expenses for determining profitability for this purpose; cost allocation methodologies are inherently subjective; and various cost allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the Adviser’s cost allocation methodology was consistent with the cost allocation methodology followed in the profitability report presentations for the Portfolios beginning with the July 2018 annual renewal process. The Board also noted that, in consultation with and through independent legal counsel, the Board’s Audit Committee has engaged an outside consultant to conduct periodic assessments of the cost allocation methodology, including adjustments to the methodology, as part of the Board’s review of the Adviser’s profitability analysis in connection with the annual renewal process. In addition to the annual profitability report presentation and extensive discussions with management, the Board took into account the series of assessments and noted that, following each such assessment, the consultant found that the Adviser’s overall cost allocation methodology was reasonable in all material respects and generally consistent with observed industry practices. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from changes in rules and other regulations and to adapt to other challenges impacting the mutual fund industry. In addition, the Board considered information prepared by management and from third party sources comparing the profitability of the Adviser on an overall basis to the profitability of other publicly held asset managers (including asset managers similar to the Adviser) over various time periods.

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In addition, with respect to the sub-advised Portfolios, the Board noted that the Board and the Adviser generally are aware of the fees charged by the Sub-Advisers to other clients (this information having been provided to the Board and the Adviser by the Sub-Advisers in conjunction with the proposed renewal of the Sub-Advisory Agreements) and that the Adviser believes that the fees agreed upon with the Sub-Advisers are reasonable in light of the nature, quality and extent of the investment sub-advisory services provided. The Board acknowledged that, because each Sub-Adviser’s fee is paid by the Adviser, the Adviser is incentivized to negotiate a favorable fee. The Adviser advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreements. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fees and that the fees paid to the Sub-Advisers are the product of negotiations with the Adviser and reflect levels of profitability acceptable to the Adviser and the Sub-Advisers based on the particular circumstances for each of them. The Board further noted that each Sub-Adviser’s fee is paid by the Adviser and not the sub-advised Portfolio and that many responsibilities related to the advisory function are retained by the Adviser. The Board also noted that, with respect to AllianceBernstein, which is an affiliate of the Adviser, the Adviser provides additional information regarding the entity’s impact on the Adviser’s profitability. The Board also noted that the sub-advisory fees paid by the Adviser to AllianceBernstein are considered as possible fall-out benefits.

Based on its consideration of the factors above, the Board determined that the level of profits realized by the Adviser and its affiliates from providing services to each Portfolio was not excessive in view of the nature, quality and extent of the services provided and the risks assumed.

Economies of Scale

The Board also considered whether economies of scale or efficiencies are realized by the Adviser as a Portfolio grows larger, the extent to which this is reflected in the level of advisory and administrative fees charged, and whether there is potential for realization of any further economies of scale or efficiencies. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that any realized economies of scale or efficiencies may be shared with portfolios and their shareholders in a variety of ways, including: (i) breakpoints in the advisory fee or other fees so that a portfolio’s effective fee rate declines as the portfolio grows in size, (ii) subsidizing a portfolio’s expenses by making payments or waiving all or a portion of the advisory fee or other fees so that the portfolio’s total expense ratio does not exceed certain levels, (iii) setting the advisory fee or other fees so that a portfolio is priced to scale, which assumes that the portfolio has sufficient assets from inception to operate at a competitive fee rate without any fee waiver or expense reimbursement from the manager, and (iv) reinvestment in, and enhancements to, the services that the manager and its affiliates provide to a portfolio and its shareholders. The Board noted that the advisory fee rate schedules for all Portfolios other than the EQ/All Asset Growth Allocation Portfolio and the New Target Allocation Portfolios include breakpoints that reduce the fee rate as Portfolio assets increase above certain levels, and also considered whether such breakpoints are set at appropriate asset levels. The Board also noted that the administrative fee rate schedules for all of the Portfolios aggregate the assets managed by the Adviser in a Portfolio and in several other portfolios in the fund complex and include breakpoints that reduce the fee rate as aggregate assets increase above certain levels. The Board also noted that the Adviser was subsidizing certain Portfolios’ expenses by making payments or waiving all or a portion of its and its affiliates’ advisory, administrative and other fees so that the Portfolios’ total expense ratios do not exceed certain contractual levels as set forth in their prospectuses. The Board recognized that expense limitation arrangements can have an effect similar to breakpoints in sharing economies of scale with shareholders and provide protection from an increase in expenses if a Portfolio’s assets decline. In this connection, the Board also considered that, after extensive discussions and negotiations with the Adviser, the Adviser had proposed to lower the contractual expense limitation arrangements for certain of the Portfolios, as noted above, effective October 1, 2023. In addition, the Board considered that the Adviser shares any realized economies of scale with the Portfolios in other ways, which may include setting a Portfolio’s fees so that they are priced to scale. The Board considered that the effect of this pricing strategy is that the Adviser could lose money in the early stages of a Portfolio’s operation (and bears the risk that the Portfolio will never become profitable), while shareholders of the Portfolio receive the benefit of economies of scale that the Adviser expects the Portfolio will achieve as it grows. The Board further considered that the Adviser shares any realized economies of scale with the Portfolios through reinvestment in, and enhancements to, the services that the Adviser and its affiliates provide to the Portfolios and their shareholders, such as hiring additional personnel, providing additional resources in areas relating to management and administration of the Portfolios, and the ongoing development of the Adviser’s infrastructure and information technology to support the Portfolios through, among other things, cybersecurity, business continuity planning, and risk management. In this regard, the Board

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also considered information about the operation of the Trust’s securities lending program. The Board also noted that the Adviser can share economies of scale with Portfolios by maintaining existing expense structures in the face of a rising cost environment.

In addition, the Board noted that the sub-advisory fee schedules for certain Sub-Advisers aggregate the assets managed by the Sub-Adviser in a Portfolio and in one or more other mutual funds for which the Sub-Adviser serves as investment sub-adviser and the Adviser or EIM II serves as investment adviser. The Board also noted that the sub-advisory fee schedules for certain Sub-Advisers include breakpoints that reduce the sub-advisory fee rate as applicable Portfolio assets under the Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, the breakpoints in a sub-advisory fee schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the affected Portfolio(s) reaching a breakpoint sooner than if the sub-advisory fee schedule did not aggregate assets, which also has the potential to benefit the Adviser. With respect to sub-advisory fees that do not include breakpoints, the Board considered the Sub-Advisers’ explanations that the sub-advisory fees are priced at a competitive level.

Based on its consideration of the factors above, the Board determined that there was a reasonable sharing of any realized economies of scale or efficiencies under the advisory, administrative and, as applicable, sub-advisory fee schedules at the present time.

Fall-Out and Other Benefits

The Board also considered the extent to which fall-out benefits may accrue to the Adviser and its affiliates. In this connection, the Board considered several possible fall-out benefits and other types of benefits, including the following. The Board noted that EIM II, an affiliate of the Adviser, serves as the administrator for the Portfolios and receives compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein, also an affiliate of the Adviser, serves as Sub-Adviser to certain of the Portfolios and receives sub-advisory fees that are paid by the Adviser out of the fees that it earns from those Portfolios. The Board also recognized that Equitable Distributors, LLC, also an affiliate of the Adviser, serves as the underwriter for the Trust and receives from the Portfolios payments pursuant to Rule 12b-1 plans with respect to their Class IA and Class IB shares to compensate it for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Adviser and may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. The Board also recognized that the EQ/All Asset Growth Allocation Portfolio, the Strategic Allocation Portfolios, the MF/ETF Portfolios, the New EQ Allocation Portfolios, and the New Target Allocation Portfolios invest in other (underlying) portfolios managed by the Adviser or EIM II, and in certain cases advised by an affiliated Sub-Adviser, and that these underlying portfolios pay advisory fees to the Adviser or EIM II, who may in certain cases pay sub-advisory fees to an affiliated Sub-Adviser, and also pay administrative fees and distribution fees to the Adviser’s administrative services and distribution affiliates. The Board also noted that the Adviser’s affiliated insurance companies, as depositors of the insurance company separate accounts investing in the Portfolios, receive certain significant tax benefits associated with such investments, including a dividend received deduction (which is a tax deduction received by a corporation, such as an insurance company, on the dividends paid to it by companies in which it has an ownership stake, such as the Portfolios whose shares are held by insurance company separate accounts), a foreign tax credit (which is a tax credit received by a shareholder for foreign income taxes paid by a Portfolio to a foreign country) and tax benefits associated with Portfolios making elections pursuant to Section 382 of the Internal Revenue Code (which limits a corporation’s use of its existing loss carryforwards following an ownership change of the corporation absent certain elections by entities that it is deemed to control, such as the Portfolios, to increase the limitations with respect to their use of their own loss carryforwards), as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Adviser’s affiliated insurance companies and that the performance of each Portfolio may impact, positively or negatively, each insurance company’s ability to hedge the risks associated with guarantees that each insurance company may provide as the issuer of such contracts. The Board also noted that the Adviser’s affiliated insurance companies and Equitable Distributors, LLC receive compensation, which may include sales charges, separate account fees and charges, and other variable contract fees and charges, from the sale and administration of these variable insurance contracts. The Board also considered that certain Portfolios are subject to certain investment controls that are designed to reduce volatility for investors and that may benefit both investors and the Adviser and its affiliates (including by making it easier for the insurance companies to hedge their risks under the guarantees). Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Adviser are fair and reasonable.

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The Board also considered possible fall-out benefits and other types of benefits that may accrue to a Sub-Adviser, including the following. The Board considered that a Sub-Adviser, through its position as a Sub-Adviser to its respective Portfolio(s), may engage in “soft dollar” transactions. In addition, the Board considered that a Sub-Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from a Portfolio in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, are consistent with seeking best execution. In cases where a Sub-Adviser’s affiliate executed a substantial portion of its respective Portfolio’s trades, the Board also considered the Sub-Adviser’s trading experience and discussed with the Adviser its monitoring of the Sub-Adviser’s brokerage selection, commission and other trading costs, and quality of execution. The Board also noted that certain Sub-Advisers currently serve as investment sub-advisers for other funds advised by the Adviser or EIM II and receive sub-advisory fees with respect to those funds. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Adviser’s affiliated insurance companies and that the proceeds of those sales may be invested in a Portfolio. The Board also recognized that a Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. In addition, the Board noted that a Sub-Adviser may benefit from greater exposure in the marketplace with respect to the Sub-Adviser’s investment process and from expanding its level of assets under management, and a Sub-Adviser may derive benefits from its association with the Adviser. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the Sub-Advisers are fair and reasonable.

Additional Approval related to EQ/Money Market Portfolio – Novation of Sub-Advisory Agreement

As discussed above, at the July 2023 Meeting, the Board, including the Independent Trustees, on the basis of their business judgment after review of the information provided, concluded that (i) the renewal of the Advisory Agreement between the Trust and the Adviser with respect to the EQ/Money Market Portfolio was in the best interests of the Portfolio and its investors and that the advisory fee rate set forth in the agreement was fair and reasonable; and (ii) the renewal of the Sub-Advisory Agreement between the Adviser and BNY Mellon with respect to the EQ/Money Market Portfolio (the “Original Agreement”) was in the best interests of the Portfolio and its investors and that the sub-advisory fee rate set forth in the agreement was fair and reasonable.

As noted above, at the July 2023 Meeting, in connection with its consideration and approval of the renewal of the Original Agreement, the Board, including the Independent Trustees, also considered and unanimously approved a novation agreement among the Adviser, BNY Mellon and BNY Mellon’s affiliate Mellon Investments Corporation (“MIC,” acting by and through its Dreyfus division) (the “Novation Agreement”). In connection with its approval of the Novation Agreement, the Board considered its conclusions in connection with its approval of the renewal of the Original Agreement, including the Board’s satisfaction with the nature, quality and extent of services being provided to the EQ/Money Market Portfolio by BNY Mellon. In reaching its decision to approve the Novation Agreement, the Board also considered that: (i) BNY Mellon and MIC are wholly-owned subsidiaries of The Bank of New York Mellon Corporation (“BNY Mellon Corp”); (ii) Dreyfus is currently an unincorporated division of both BNY Mellon and MIC; (iii) pursuant to an internal BNY Mellon Corp reorganization, Dreyfus will become, as of September 1, 2023, solely a division of MIC; and (iv) as Dreyfus will no longer be a division of BNY Mellon, the parties to the Original Agreement and MIC desire to novate the Original Agreement, effective September 1, 2023, to transfer BNY Mellon’s rights, liabilities and obligations under the Original Agreement to MIC. The Board further considered that BNY Mellon and MIC had represented that there would be no changes to the Dreyfus investment personnel who manage the EQ/Money Market Portfolio or to the underlying investment philosophy or process, operations or services rendered under, or the sub-advisory fee payable by the Adviser to the Sub-Adviser under, the Original Agreement as a result of the novation. The Board also noted that BNY Mellon and MIC had received an opinion of counsel stating that the internal reorganization would not result in a change of control of BNY Mellon through its Dreyfus division under the 1940 Act and, therefore, would not cause an “assignment” of the Original Agreement for purposes of the 1940 Act. The Board also noted that the terms and conditions of the Advisory Agreement between the Trust and the Adviser with respect to the EQ/Money Market Portfolio (including the advisory fee schedule) would remain unchanged, and the services provided by the Adviser to the EQ/Money Market Portfolio under the Advisory Agreement would remain unchanged.

In approving the Novation Agreement, each Trustee, including the Independent Trustees, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the sub-advisory fee was fair and reasonable and that the approval of the Novation Agreement was in the best interests of the EQ/Money Market Portfolio and its investors.

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Appendix A

The Board noted that the following information regarding each Portfolio’s performance relative to a benchmark and/or a blended benchmark and a peer group for the one-, three-, five- and ten-year periods, as applicable, and since inception periods ended March 31, 2023, supplemented other performance information (including performance based on rolling time periods) provided to the Board throughout the year and in connection with the annual renewal process. The performance results may differ from the performance results for more recent periods, including those shown elsewhere in this shareholder report. The performance results do not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts, which would reduce the performance results. See Notes on Performance (Unaudited) elsewhere in this report for descriptions of the benchmarks.

EQ Advisors Trust Investment Performance — Existing Portfolios

For periods ended March 31, 2023

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Large Cap Value
1290 VT Equity Income - IA	12/13/2004	(4.10)	19.06	6.22	7.98	6.64
1290 VT Equity Income - IB	12/1/1998	(4.07)	18.99	6.22	7.98	5.94
1290 VT Equity Income - K	8/25/2011	(3.85)	19.29	6.52	8.25	10.43

Lipper Equity Income Funds		(4.66)	17.38	7.63	8.79	6.83

Russell 1000 Value Index		(5.91)	17.93	7.50	9.13	7.00
EQ/Franklin Rising Dividends - IB	10/19/2018	(1.58)	19.74			11.81

Lipper Equity Income Funds		(4.66)	17.38			8.45

S&P 500 Index		(7.73)	18.60			11.22
EQ/Invesco Comstock - IA	4/29/2005	(3.42)	25.00	8.27	9.53	7.45
EQ/Invesco Comstock - IB	4/29/2005	(3.42)	25.01	8.27	9.53	7.35
EQ/Invesco Comstock - K	10/28/2013	(3.18)	25.31	8.54		8.89

Lipper Multi-Cap Value Funds		(5.10)	19.70	7.58	9.13	7.51

Russell 1000 Value Index		(5.91)	17.93	7.50	9.13	7.54
EQ/JPMorgan Value Opportunities - IA	10/2/2002	(4.73)	26.85	9.27	11.25	9.30
EQ/JPMorgan Value Opportunities - IB	5/1/1997	(4.71)	26.84	9.27	11.25	7.02
EQ/JPMorgan Value Opportunities - K	11/30/2011	(4.48)	27.20	9.55	11.54	12.76

Lipper Multi-Cap Value Funds		(5.10)	19.70	7.58	9.13	7.68

Russell 1000 Value Index		(5.91)	17.93	7.50	9.13	8.01
EQ/Large Cap Value Index - IA	10/3/2005	(6.55)	17.11	6.76	8.39	3.56
EQ/Large Cap Value Index - IB	10/3/2005	(6.58)	17.14	6.77	8.39	3.47

Lipper Multi-Cap Value Funds		(5.10)	19.70	7.58	9.13	7.32

Russell 1000 Value Index		(5.91)	17.93	7.50	9.13	7.30
EQ/Large Cap Value Managed Volatility - IA	5/18/2001	(6.95)	14.23	6.78	8.47	5.65
EQ/Large Cap Value Managed Volatility - IB	1/1/1998	(6.92)	14.23	6.79	8.47	5.78
EQ/Large Cap Value Managed Volatility - K	8/25/2011	(6.71)	14.50	7.04	8.73	10.40

Lipper Multi-Cap Value Funds		(5.10)	19.70	7.58	9.13	7.03

Russell 1000 Value Index		(5.91)	17.93	7.50	9.13	7.22

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	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Value Equity - IA	10/2/2002	(5.14)	16.38	5.66	7.64	8.18
EQ/Value Equity - IB	5/1/1997	(5.17)	16.38	5.66	7.63	7.58
EQ/Value Equity - K	8/25/2011	(4.89)	16.70	5.93	7.91	9.77

Lipper Multi-Cap Value Funds		(5.10)	19.70	7.58	9.13	7.68

Russell 1000 Value Index		(5.91)	17.93	7.50	9.13	8.01

Large Cap Blend
EQ/AB Sustainable U.S. Thematic - IB	2/15/2022	(8.14)				(7.79)
EQ/AB Sustainable U.S. Thematic - K	2/15/2022	(7.94)				(7.62)

Lipper Multi-Cap Core Funds		(7.37)				(4.74)

S&P 500 Index		(7.73)				(5.65)
EQ/ClearBridge Select Equity Managed Volatility - IA	9/15/2006	(12.03)	16.35	10.47	10.06	6.88
EQ/ClearBridge Select Equity Managed Volatility - IB	9/15/2006	(11.98)	16.36	10.49	10.07	6.81

Lipper Multi-Cap Growth Funds		(14.37)	12.85	8.66	10.98	9.46

S&P 500 Index		(7.73)	18.60	11.19	12.24	9.29
EQ/Capital Group Research - IA	3/25/2002	(8.60)	16.86	10.22	11.62	8.03
EQ/Capital Group Research - IB	5/1/1999	(8.59)	16.87	10.22	11.62	7.36

Lipper Multi-Cap Core Funds		(7.37)	17.25	8.98	10.39	6.61

S&P 500 Index		(7.73)	18.60	11.19	12.24	6.80
EQ/Common Stock Index - IA	1/13/1976	(8.99)	17.68	9.79	11.03	10.93
EQ/Common Stock Index - IB	10/2/1996	(8.99)	17.68	9.79	11.03	7.73

Lipper Multi-Cap Core Funds		(7.37)	17.25	8.98	10.39	10.92

Russell 3000 Index		(8.58)	18.48	10.45	11.73	N/A
EQ/Equity 500 Index - IA	3/1/1994	(8.21)	17.94	10.57	11.57	9.37
EQ/Equity 500 Index - IB	5/1/1997	(8.22)	17.94	10.56	11.57	7.88
EQ/Equity 500 Index - K	8/25/2011	(7.99)	18.23	10.84	11.85	13.33

Lipper S&P 500 Index Funds		(8.06)	18.18	10.78	11.83	9.56

S&P 500 Index		(7.73)	18.60	11.19	12.24	9.88
EQ/Fidelity Institutional AM® Large Cap - IB	10/19/2018	(8.48)	19.71			11.15
EQ/Fidelity Institutional AM® Large Cap - K	10/19/2018	(8.26)	20.00			11.43

Lipper Large-Cap Core Funds		(6.54)	16.68			10.60

S&P 500 Index		(7.73)	18.60			11.22
EQ/Large Cap Core Managed Volatility - IA	3/25/2002	(9.38)	15.14	9.54	10.79	7.18
EQ/Large Cap Core Managed Volatility - IB	1/1/1999	(9.38)	15.09	9.53	10.78	5.61
EQ/Large Cap Core Managed Volatility - K	8/25/2011	(9.12)	15.42	9.81	11.07	12.25

Lipper Large-Cap Core Funds		(6.54)	16.68	9.87	11.19	6.78

S&P 500 Index		(7.73)	18.60	11.19	12.24	7.09

Large Cap Growth
1290 VT Socially Responsible - IA	10/2/2002	(9.06)	17.59	10.62	11.73	8.90
1290 VT Socially Responsible - IB	9/1/1999	(9.10)	17.58	10.63	11.72	5.50

Lipper Large-Cap Core Funds		(6.54)	16.68	9.87	11.19	6.72

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	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception

MSCI KLD 400 Social Index		(8.29)	18.73	11.68	12.36	6.77

Russell 1000 Growth Index		(10.90)	18.58	13.66	14.59	6.86
EQ/ClearBridge Large Cap Growth ESG - IA	10/2/2002	(10.31)	14.13	10.31	10.93	10.55
EQ/ClearBridge Large Cap Growth ESG - IB	1/1/1999	(10.25)	14.15	10.32	10.94	6.49
EQ/ClearBridge Large Cap Growth ESG - K	8/28/2012	(10.06)	14.45	10.59	11.21	11.70

Lipper Large-Cap Growth Funds		(13.51)	14.17	10.53	12.83	7.09

Russell 1000 Growth Index		(10.90)	18.58	13.66	14.59	7.07
EQ/Loomis Sayles Growth - IA	12/13/2004	(6.63)	13.77	10.15	12.66	9.86
EQ/Loomis Sayles Growth - IB	12/1/1998	(6.59)	13.76	10.16	12.66	7.16
EQ/Loomis Sayles Growth - K	2/6/2015	(6.39)	14.05	10.45		12.87

Lipper Large-Cap Growth Funds		(13.51)	14.17	10.53	12.83	7.51

Russell 3000 Growth Index		(10.88)	18.23	13.02	14.16	7.33
EQ/Large Cap Growth Index - IA	5/1/1999	(11.50)	17.73	12.82	13.75	6.26
EQ/Large Cap Growth Index - IB	5/1/1999	(11.50)	17.74	12.82	13.75	6.13
EQ/Large Cap Growth Index - K	8/25/2011	(11.28)	18.01	13.11	14.03	15.02

Lipper Large-Cap Growth Funds		(13.51)	14.17	10.53	12.83	6.77

Russell 1000 Growth Index		(10.90)	18.58	13.66	14.59	6.89
EQ/Large Cap Growth Managed Volatility - IA	11/24/1998	(12.41)	13.14	10.79	12.57	7.09
EQ/Large Cap Growth Managed Volatility - IB	5/1/1997	(12.40)	13.15	10.79	12.57	8.06
EQ/Large Cap Growth Managed Volatility - K	8/25/2011	(12.20)	13.43	11.07	12.85	13.55

Lipper Large-Cap Growth Funds		(13.51)	14.17	10.53	12.83	8.45

Russell 1000 Growth Index		(10.90)	18.58	13.66	14.59	8.78
EQ/T. Rowe Price Growth Stock - IA	5/16/2007	(17.49)	9.30	6.70	11.53	8.46
EQ/T. Rowe Price Growth Stock - IB	8/1/1988	(17.50)	9.29	6.70	11.53	9.21
EQ/T. Rowe Price Growth Stock - K	11/30/2011	(17.29)	9.57	6.97	11.81	12.71

Lipper Large-Cap Growth Funds		(13.51)	14.17	10.53	12.83	10.14

Russell 1000 Growth Index		(10.90)	18.58	13.66	14.59	10.83
Multimanager Aggressive Equity - IA	1/27/1986	(15.09)	14.25	10.33	12.68	9.64
Multimanager Aggressive Equity - IB	10/2/1996	(15.08)	14.26	10.33	12.67	5.40
Multimanager Aggressive Equity - K	8/25/2011	(14.88)	14.54	10.60	12.93	13.56

Lipper Large-Cap Growth Funds		(13.51)	14.17	10.53	12.83	10.11

Russell 3000 Growth Index		(10.88)	18.23	13.02	14.16	10.55

Small/Mid Cap Value
1290 VT GAMCO Small Company Value - IA	7/13/2007	(0.31)	23.33	6.82	8.95	8.60
1290 VT GAMCO Small Company Value - IB	8/1/1988	(0.32)	23.32	6.82	8.94	11.89
1290 VT GAMCO Small Company Value - K	8/25/2011	(0.07)	23.64	7.09	9.22	11.36

Lipper Small-Cap Core Funds		(9.21)	20.30	5.14	7.99	8.49

Russell 2000 Value Index		(12.96)	21.01	4.55	7.22	9.75
1290 VT Small Cap Value - IB	4/18/2014	(2.07)	28.49	7.90		7.48
1290 VT Small Cap Value - K	4/18/2014	(1.83)	28.79	8.19		7.74

Lipper Small-Cap Growth Funds		(11.99)	14.95	6.42		8.27

Russell 2000 Value Index		(12.96)	21.01	4.55		5.87

1656

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/American Century Mid Cap Value - IB	10/19/2018	(2.63)	19.70			8.41
EQ/American Century Mid Cap Value - K	6/9/2020	(2.42)				12.65

Lipper Mid-Cap Value Funds		(4.80)	22.13			8.89

Russell Midcap Value Index		(9.22)	20.69			7.25
EQ/Franklin Small Cap Value Managed Volatility - IA	9/15/2006	(10.35)	15.86	4.72	7.39	5.83
EQ/Franklin Small Cap Value Managed Volatility - IB	9/15/2006	(10.34)	15.86	4.71	7.39	5.75
EQ/Franklin Small Cap Value Managed Volatility - K	8/25/2011	(10.11)	16.15	4.97	7.66	9.68

Lipper Small-Cap Core Funds		(9.21)	20.30	5.14	7.99	7.13

Russell 2000 Value Index		(12.96)	21.01	4.55	7.22	5.97
EQ/Goldman Sachs Mid Cap Value - IB	10/19/2018	(7.63)	21.59			9.57

Lipper Mid-Cap Core Funds		(7.52)	20.37			8.63

Russell Midcap Value Index		(9.22)	20.69			7.25
EQ/Mid Cap Value Managed Volatility - IA	11/24/1998	(10.03)	16.74	5.54	7.87	6.91
EQ/Mid Cap Value Managed Volatility - IB	5/1/1997	(10.00)	16.73	5.54	7.87	6.51
EQ/Mid Cap Value Managed Volatility - K	11/30/2011	(9.79)	17.02	5.80	8.15	10.07

Lipper Mid-Cap Core Funds		(7.52)	20.37	6.98	8.46	8.06

Russell Midcap Value Index		(9.22)	20.69	6.54	8.80	9.65

Small/Mid Cap Blend
1290 VT Micro Cap - IB	4/18/2014	(13.69)	20.09	8.39		9.10
1290 VT Micro Cap - K	4/18/2014	(13.45)	20.40	8.63		9.32

Lipper Small-Cap Growth Funds		(11.99)	14.95	6.42		8.27

Russell Microcap Index		(17.93)	17.19	2.96		5.28
EQ/Mid Cap Index - IA	3/25/2002	(5.71)	21.24	6.95	9.05	7.78
EQ/Mid Cap Index - IB	9/1/2000	(5.65)	21.26	6.96	9.06	6.39
EQ/Mid Cap Index - K	8/25/2011	(5.46)	21.58	7.22	9.33	11.46

Lipper S&P Midcap 400 Index Funds		(5.81)	21.40	7.07	9.18	8.11

S&P MidCap 400 Index		(5.12)	22.10	7.67	9.80	8.50
EQ/Small Company Index - IA	3/25/2002	(11.16)	17.90	4.78	7.84	7.47
EQ/Small Company Index - IB	1/1/1998	(11.15)	17.88	4.77	7.84	6.79
EQ/Small Company Index - K	8/25/2011	(10.92)	18.21	5.06	8.11	10.35

Lipper Small-Cap Core Funds		(9.21)	20.30	5.14	7.99	7.86

Russell 2000 Index		(11.61)	17.51	4.71	8.04	7.17
Small/Mid Cap Growth
EQ/AB Small Cap Growth - IA	5/1/1997	(13.60)	14.72	5.76	8.89	8.10
EQ/AB Small Cap Growth - IB	5/1/1997	(13.56)	14.73	5.77	8.89	7.95
EQ/AB Small Cap Growth - K	8/25/2011	(13.37)	15.02	6.03	9.16	11.36

Lipper Small-Cap Growth Funds		(11.99)	14.95	6.42	9.14	7.98

Russell 2000 Growth Index		(10.60)	13.36	4.26	8.49	7.06
EQ/Janus Enterprise - IA	4/29/2005	(2.94)	18.99	9.86	9.34	9.38
EQ/Janus Enterprise - IB	4/29/2005	(2.95)	19.00	9.86	9.34	9.28
EQ/Janus Enterprise - K	11/30/2011	(2.67)	19.31	10.15	9.62	9.75

Lipper Mid-Cap Growth Funds		(10.50)	14.48	8.81	10.47	9.66

Russell Midcap Growth Index		(8.52)	15.20	9.07	11.17	10.00

1657

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/MFS Mid Cap Focused Growth - IB	10/19/2018	(7.71)	12.58			9.39

Lipper Mid-Cap Growth Funds		(10.50)	14.48			9.75

Russell Midcap Growth Index		(8.52)	15.20			10.07
EQ/Morgan Stanley Small Cap Growth - IB	4/18/2014	(21.83)	17.32	9.60		8.88
EQ/Morgan Stanley Small Cap Growth - K	4/18/2014	(21.67)	17.55	9.87		9.11

Lipper Small-Cap Growth Funds		(11.99)	14.95	6.42		8.27

Russell 2000 Growth Index		(10.60)	13.36	4.26		7.13

Specialty
1290 VT Convertible Securities - IB	10/28/2013	(10.87)	10.21	6.22		6.63
1290 VT Convertible Securities - K	10/28/2013	(10.66)	10.48	6.46		6.89

Lipper Specialty/Miscellaneous Funds		(7.68)	16.11	7.14		6.84

Bloomberg U.S. Convertible Liquid Bond Index		(10.39)	15.23	9.42		9.35
1290 VT GAMCO Mergers & Acquisitions - IA	6/8/2007	(2.35)	8.98	1.88	3.39	3.23
1290 VT GAMCO Mergers & Acquisitions - IB	5/1/2003	(2.29)	9.00	1.89	3.39	4.47
1290 VT GAMCO Mergers & Acquisitions - K	8/25/2011	(2.08)	9.29	2.14	3.64	4.01

Lipper Specialty/Miscellaneous Funds		(7.68)	16.11	7.14	7.39	7.82

S&P Long-Only Merger Arbitrage Index		(2.85)	2.85	3.03	3.16	N/A

S&P 500 Index		(7.73)	18.60	11.19	12.24	9.98
1290 VT Multi-Alternative Strategies IB	11/13/2017	(10.12)	3.17	0.10		0.07
1290 VT Multi-Alternative Strategies K	11/13/2017	(9.87)	3.42	0.35		0.32

Lipper Alternative Other Funds		(4.90)	6.99	2.99		3.15

ICE BofA U.S. 3-Month Treasury Bill Index		2.53	0.90	1.41		1.41
1290 VT Natural Resources - IB	2/8/2013	1.51	32.69	7.31	3.25	2.89
1290 VT Natural Resources - K	2/8/2013	1.74	33.03	7.57	3.50	3.14

Lipper Natural Resources Funds		(0.98)	35.97	5.15	1.48	1.35

MSCI World Commodity Producers (Net) Index		0.68	33.56	7.89	3.76	3.31
1290 VT Real Estate - IB	2/8/2013	(21.06)	6.48	0.81	2.16	2.54
1290 VT Real Estate - K	2/8/2013	(20.84)	6.75	1.05	2.42	2.79

Lipper Global Real Estate Funds		(20.14)	7.42	1.67	2.80	3.06

FTSE EPRA/NAREIT Developed Index		(20.63)	7.57	1.79	3.37	3.66
EQ/Invesco Global Real Assets - IB	10/19/2018	(8.19)	11.50			4.47

Lipper Global Real Estate Funds		(20.14)	7.42			2.36

S&P Real Assets Equity Index		(12.16)	14.18			5.20
EQ/MFS Technology - IB	10/19/2018	(15.13)	11.28			9.76

Lipper Science & Technology Funds		(12.90)	15.11			12.67

S&P North American Technology Sector Index		(11.73)	18.18			14.79

S&P 500 Index		(7.73)	18.60			11.22

1658

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/MFS Utilities Series - IB	10/19/2018	(3.25)	13.46			8.69
EQ/MFS Utilities Series - K	10/19/2018	(2.99)	13.75			8.96

Lipper Utility Funds		(4.47)	12.08			8.43

MSCI ACWI Utilities (Net) Index		(6.40)	8.37			6.19

S&P 500 Index		(7.73)	18.60			11.22
EQ/T. Rowe Price Health Sciences - IB	10/19/2018	(6.60)	10.84			7.09

Lipper Health/Biotechnology Funds		(6.11)	11.20			8.57

Russell 3000 Health Care Index		(4.84)	13.85			9.06

S&P 500 Index		(7.73)	18.60			11.22
EQ/Wellington Energy - IB	10/19/2018	7.18	32.34			(6.49)

Lipper Natural Resources Funds		(0.98)	35.97			6.88

MSCI ACWI Energy (Net) Index		6.45	30.73			4.00
Multimanager Technology - IA	12/31/2001	(15.45)	15.92	12.72	16.36	9.66
Multimanager Technology - IB	12/31/2001	(15.46)	15.92	12.72	16.35	9.53
Multimanager Technology - K	8/28/2012	(15.24)	16.20	13.00	16.65	16.17

Lipper Science & Technology Funds		(12.90)	15.11	11.31	14.34	9.22

S&P North American Technology Sector Index		(11.73)	18.18	14.66	17.98	10.46

Russell 1000 Index		(8.39)	18.55	10.87	12.01	8.43

International/Global Stocks
1290 VT SmartBeta Equity ESG - IB	10/28/2013	(5.58)	14.44	8.14		8.13
1290 VT SmartBeta Equity ESG - K	10/28/2013	(5.33)	14.74	8.43		8.40

Lipper Global Large-Cap Value Funds		(4.99)	15.88	6.95		7.31

MSCI World (Net) Index		(7.02)	16.40	8.01		7.95
EQ/Emerging Markets Equity PLUS - IB	2/8/2013	(8.97)	9.88	(0.96)	1.05	0.75
EQ/Emerging Markets Equity PLUS - K	2/8/2013	(8.64)	10.18	(0.71)	1.31	1.01

Lipper Emerging Markets Funds		(9.36)	8.01	(1.11)	1.78	1.56

MSCI Emerging Markets (Gross Dividends) Index		(10.30)	8.23	(0.53)	2.37	2.12
EQ/Global Equity Managed Volatility - IA	10/2/2002	(6.47)	11.85	4.60	6.43	10.67
EQ/Global Equity Managed Volatility - IB	8/20/1997	(6.50)	11.84	4.59	6.42	5.94
EQ/Global Equity Managed Volatility - K	8/25/2011	(6.28)	12.13	4.86	6.69	7.51

Lipper Global Multi-Cap Core Funds		(7.00)	14.59	5.71	7.23	5.92

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		2.12	14.80	3.85	5.29	N/A

MSCI ACWI (Net) Index		(7.44)	15.36	6.93	8.06	N/A
EQ/International Core Managed Volatility - IA	3/25/2002	0.20	12.62	3.20	4.07	4.59
EQ/International Core Managed Volatility - IB	5/1/1999	0.19	12.60	3.19	4.07	3.46
EQ/International Core Managed Volatility - K	8/25/2011	0.44	12.87	3.45	4.33	4.89

Lipper International Large-Cap Core Funds		(0.19)	13.05	3.20	4.56	3.60

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		2.12	14.80	3.85	5.29	N/A

MSCI EAFE Index		(1.38)	12.99	3.52	5.00	4.03

1659

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/International Equity Index - IA	4/3/1995	3.07	14.09	3.14	4.59	3.62
EQ/International Equity Index - IB	5/1/1997	3.02	14.08	3.16	4.59	2.99
EQ/International Equity Index - K	8/25/2011	3.31	14.39	3.41	4.86	5.63

Lipper International Large-Cap Core Funds		(0.19)	13.05	3.20	4.56	5.88

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		2.12	14.80	3.85	5.29	N/A

MSCI EAFE Index		(1.38)	12.99	3.52	5.00	4.92
EQ/International Value Managed Volatility - IA	3/25/2002	3.57	14.84	2.69	3.92	4.18
EQ/International Value Managed Volatility - IB	5/1/1997	3.65	14.83	2.70	3.91	4.77
EQ/International Value Managed Volatility - K	8/25/2011	3.88	15.10	2.94	4.18	4.82

Lipper International Large-Cap Value Funds		3.38	16.04	2.91	4.32	5.15

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		2.12	14.80	3.85	5.29	N/A

MSCI EAFE Index		(1.38)	12.99	3.52	5.00	4.77
EQ/Invesco Global - IA	8/31/2006	(7.87)	13.03	5.13	8.01	6.47
EQ/Invesco Global - IB	8/31/2006	(7.83)	13.03	5.15	8.01	6.39

Lipper Global Large-Cap Growth Funds		(6.06)	13.83	6.71	8.92	7.18

MSCI ACWI Growth (Net) Index		(10.02)	14.67	9.01	9.92	7.69

MSCI ACWI (Net) Index		(7.44)	15.36	6.93	8.06	6.14
EQ/Lazard Emerging Markets Equity - IB	10/19/2018	(4.56)	11.00			2.55

Lipper Emerging Markets Funds		(9.36)	8.01			3.32

MSCI Emerging Markets (Net Dividends) Index		(10.70)	7.83			2.82
EQ/MFS International Growth - IA	9/26/2008	0.89	12.91	6.40	6.52	6.82
EQ/MFS International Growth - IB	11/18/1994	0.88	12.87	6.39	6.52	5.64
EQ/MFS International Growth - K	8/25/2011	1.26	13.20	6.68	6.80	7.83

Lipper International Large-Cap Growth Funds		(3.24)	10.95	3.69	5.35	6.49

MSCI ACWI ex USA Growth (Net) Index		(6.35)	9.49	3.36	5.08	N/A
EQ/MFS International Intrinsic Value - IB	10/19/2018	(3.95)	8.52			6.51

Lipper International Multi-Cap Growth Funds		(4.95)	10.16			6.09

MSCI EAFE Index		(1.38)	12.99			5.46

MSCI EAFE Value (Net) Index		(0.31)	14.58			3.44

Investment Grade Bonds
1290 VT DoubleLine Opportunistic Bond - IB	4/30/2015	(6.03)	(1.02)	0.08		0.71
1290 VT DoubleLine Opportunistic Bond - K	4/30/2015	(5.77)	(0.77)	0.33		0.97

Lipper Core Plus Bond Funds		(6.03)	(1.49)	0.89		1.24

Bloomberg U.S. Aggregate Bond Index		(4.78)	(2.77)	0.91		1.07
EQ/AB Short Duration Government Bond - IB	5/20/2013	0.74	0.04	0.69		0.23
EQ/AB Short Duration Government Bond - K	5/20/2013	0.88	0.28	0.93		0.47

Lipper Short Investment Grade Debt Funds		(0.20)	0.54	1.04		0.93

ICE BofA 1-Year U.S. Treasury Note Index		1.11	0.11	1.31		0.87

1660

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Core Bond Index - IA	3/25/2002	(2.28)	(1.89)	0.84	0.71	2.00
EQ/Core Bond Index - IB	1/1/1998	(2.28)	(1.86)	0.84	0.71	2.61
EQ/Core Bond Index - K	8/25/2011	(2.14)	(1.65)	1.07	0.95	1.19

Lipper Core Bond Funds		(5.22)	(2.15)	0.90	1.27	3.91

Bloomberg U.S. Intermediate Government/Credit Bond Index		(1.66)	(1.28)	1.40	1.32	3.82
EQ/Intermediate Government Bond - IA	4/1/1991	(2.10)	(2.61)	0.31	0.19	3.46
EQ/Intermediate Government Bond - IB	5/1/1997	(2.11)	(2.62)	0.31	0.19	2.56
EQ/Intermediate Government Bond - K	8/25/2011	(1.84)	(2.37)	0.56	0.44	0.57

Lipper Intermediate U.S. Government Funds		(4.15)	(2.84)	0.65	0.72	4.43

Bloomberg U.S. Intermediate Government Bond Index		(1.52)	(2.30)	1.06	0.90	4.27
EQ/Long-Term Bond - IB	7/30/2021	(14.39)				(15.73)
EQ/Long-Term Bond - K	7/30/2021	(14.26)				(15.56)

Lipper General Bond Funds		(5.40)				(6.57)

Bloomberg U.S. Long Government/Credit Bond Index		(13.40)				(14.70)
EQ/PIMCO Global Real Return - IB	2/8/2013	(11.18)	(0.16)	1.21	1.53	1.75
EQ/PIMCO Global Real Return - K	2/8/2013	(10.95)	0.12	1.47	1.79	2.00

Lipper Inflation Protected Bond Funds		(6.94)	1.74	2.22	1.10	1.10

Bloomberg World Government Inflation-Linked Bond Index		(11.18)	(0.25)	1.58	2.12	2.25
EQ/PIMCO Real Return - IB	10/19/2018	(6.73)	2.17			3.43

Lipper Inflation Protected Bond Funds		(6.94)	1.74			2.93

Bloomberg U.S. Treasury Inflation-Linked Bond Index		(6.06)	1.75			3.63
EQ/PIMCO Total Return ESG - IB	10/19/2018	(6.35)	(2.56)			0.91

Lipper Core Plus Bond Funds		(6.03)	(1.49)			1.29

Bloomberg U.S. Aggregate Bond Index		(4.78)	(2.77)			1.25
EQ/PIMCO Ultra Short Bond - IA	3/30/2007	1.50	1.21	0.89	0.79	1.46
EQ/PIMCO Ultra Short Bond - IB	1/24/2002	1.60	1.24	0.89	0.80	2.05
EQ/PIMCO Ultra Short Bond - K	8/25/2011	1.86	1.49	1.13	1.06	1.06

Lipper Ultra-Short Obligations Funds		1.71	0.56	0.95	0.54	1.05

ICE BofA U.S. 3-Month Treasury Bill Index		2.53	0.90	1.41	0.87	1.33
EQ/Quality Bond PLUS - IA	10/1/1993	(3.55)	(2.85)	0.36	0.40	3.07
EQ/Quality Bond PLUS - IB	7/8/1998	(3.56)	(2.86)	0.36	0.41	2.37
EQ/Quality Bond PLUS - K	4/17/2014	(3.29)	(2.57)	0.61		0.85

Lipper Core Bond Funds		(5.22)	(2.15)	0.90	1.27	4.36

Bloomberg U.S. Intermediate Government Bond Index		(1.52)	(2.30)	1.06	0.90	3.74
Multimanager Core Bond - IA	12/31/2001	(5.09)	(2.40)	0.34	0.72	3.06
Multimanager Core Bond - IB	12/31/2001	(5.18)	(2.40)	0.32	0.73	2.94
Multimanager Core Bond - K	8/25/2011	(4.86)	(2.13)	0.59	0.98	1.45

Lipper Core Bond Funds		(5.22)	(2.15)	0.90	1.27	3.46

Bloomberg U.S. Aggregate Bond Index		(4.78)	(2.77)	0.91	1.36	3.53

1661

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception

High Yield
1290 VT High Yield Bond - IB	2/8/2013	(3.13)	4.64	2.76	3.42	3.53
1290 VT High Yield Bond - K	2/8/2013	(2.89)	4.94	3.01	3.68	3.78

Lipper High Yield Funds		(3.06)	5.44	2.75	3.46	3.55

ICE BofA U.S. High Yield Index		(3.50)	5.86	3.07	4.03	4.17

Money Market
EQ/Money Market - IA	7/13/1981	2.07	0.74	1.00	0.56	3.86
EQ/Money Market - IB	10/2/1996	2.07	0.74	0.99	0.56	1.79

Lipper U.S. Government Money Market Funds		2.17	0.73	1.03	0.58	3.66

ICE BofA U.S. 3-Month Treasury Bill Index		2.53	0.90	1.41	0.87	4.06

EQ Tactical Manager Portfolios
EQ/2000 Managed Volatility - IB	10/29/2009	(13.53)	13.31	3.52	7.00	8.64
EQ/2000 Managed Volatility - K	8/25/2011	(13.30)	13.60	3.78	7.27	9.05

Lipper Small-Cap Core Funds		(9.21)	20.30	5.14	7.99	10.35

Russell 2000 Index		(11.61)	17.51	4.71	8.04	10.29
EQ/400 Managed Volatility - IB	10/29/2009	(6.98)	17.09	6.35	8.59	10.08
EQ/400 Managed Volatility - K	8/25/2011	(6.73)	17.36	6.61	8.85	10.50

Lipper Small-Cap Core Funds		(9.21)	20.30	5.14	7.99	10.35

S&P MidCap 400 Index		(5.12)	22.10	7.67	9.80	11.96
EQ/500 Managed Volatility - IB	10/29/2009	(9.35)	14.71	9.66	10.90	10.95
EQ/500 Managed Volatility - K	8/25/2011	(9.14)	14.99	9.93	11.17	12.26

Lipper Large-Cap Core Funds		(6.54)	16.68	9.87	11.19	11.83

S&P 500 Index		(7.73)	18.60	11.19	12.24	12.78
EQ/International Managed Volatility - IB	10/29/2009	(0.42)	11.41	2.69	4.11	3.60
EQ/International Managed Volatility - K	8/25/2011	(0.18)	11.68	2.95	4.36	4.95

Lipper International Large-Cap Core Funds		(0.19)	13.05	3.20	4.56	4.70

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		2.12	14.80	3.85	5.29	4.90

MSCI EAFE Index		(1.38)	12.99	3.52	5.00	5.09
ATM International Managed Volatility - K	8/25/2011	(0.07)	11.42	2.86	4.30	4.78

Lipper International Large-Cap Core Funds		(0.19)	13.05	3.20	4.56	4.97

40% EuroSTOXX50 / 25% FTSE 100 / 25% TOPIX / 10% S&P ASX 200		2.12	14.80	3.85	5.29	6.06

MSCI EAFE Index		(1.38)	12.99	3.52	5.00	5.99
ATM Large Cap Managed Volatility - K	8/25/2011	(9.45)	13.78	9.61	10.98	11.96

Lipper Large-Cap Core Funds		(6.54)	16.68	9.87	11.19	12.05

S&P 500 Index		(7.73)	18.60	11.19	12.24	13.74
ATM Mid Cap Managed Volatility - K	8/25/2011	(7.25)	15.77	6.34	8.72	10.22

Lipper Small-Cap Core Funds		(9.21)	20.30	5.14	7.99	9.54

S&P MidCap 400 Index		(5.12)	22.10	7.67	9.80	11.94

1662

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
ATM Small Cap Managed Volatility - K	8/25/2011	(13.56)	12.31	3.57	7.19	8.83

Lipper Small-Cap Core Funds		(9.21)	20.30	5.14	7.99	9.54

Russell 2000 Index		(11.61)	17.51	4.71	8.04	10.34

EQ Allocation Portfolios
EQ/All Asset Growth Allocation - IA	10/29/2009	(6.25)	10.96	4.39	5.25	6.30
EQ/All Asset Growth Allocation - IB	8/1/1988	(6.23)	10.97	4.39	5.26	8.14
EQ/All Asset Growth Allocation - K	8/28/2012	(6.02)	11.24	4.64	5.51	6.08

Lipper Alternative Other Funds		(4.90)	6.99	2.99	3.94	5.38

EQ/All Asset Growth Allocation Index		(3.58)	9.87	5.12	5.81	N/A
EQ/Ultra Conservative Strategy - IB	9/28/2011	(2.98)	(1.09)	0.90	0.91	1.17

Lipper Mixed-Asset Target Allocation Conservative Funds		(5.63)	3.70	2.73	3.51	4.45

EQ/Ultra Conservative Strategy Index		(1.90)	(0.27)	1.97	1.92	2.19
EQ/Conservative Strategy - IB	4/30/2009	(4.70)	0.32	1.48	1.84	2.92

Lipper Mixed-Asset Target Allocation Conservative Funds		(5.63)	3.70	2.73	3.51	5.46

EQ/Conservative Strategy Index		(3.57)	1.18	2.26	2.59	3.55
EQ/Conservative Growth Strategy - IB	4/30/2009	(5.92)	3.65	2.97	3.64	4.90

Lipper Mixed-Asset Target Allocation Conservative Funds		(5.63)	3.70	2.73	3.51	5.46

EQ/Conservative Growth Strategy Index		(4.43)	5.21	3.80	4.44	5.77
EQ/Balanced Strategy - IB	4/30/2009	(6.51)	5.33	3.72	4.53	5.79

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14	4.13	5.39	7.69

EQ/Balanced Strategy Index		(4.92)	7.29	4.70	5.47	6.96
EQ/Moderate Growth Strategy - IB	4/30/2009	(7.07)	7.06	4.45	5.42	6.90

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14	4.13	5.39	7.69

EQ/Moderate Growth Strategy Index		(5.29)	9.41	5.42	6.37	8.03
EQ/Growth Strategy - IA	9/11/2009	(7.68)	8.77	5.16	6.30	6.81
EQ/Growth Strategy - IB	4/30/2009	(7.67)	8.78	5.16	6.30	7.71

Lipper Mixed-Asset Target Allocation Growth Funds		(6.73)	9.74	5.04	6.50	8.94

EQ/Growth Strategy Index		(5.65)	11.56	6.14	7.26	9.11
EQ/Aggressive Growth Strategy - IB	4/12/2012	(8.26)	10.46	5.82	7.15	7.69

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		(7.67)	13.26	5.65	7.45	7.77

EQ/Aggressive Growth Strategy Index		(6.03)	13.78	7.01	8.28	8.79
Equitable Conservative Growth MF/ETF - IB	8/29/2012	(4.89)	8.25	5.34	4.84	5.27
Equitable Conservative Growth MF/ETF - K	8/29/2012	(4.56)	8.53	5.60	5.10	5.53

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14	4.13	5.39	5.86

40% MSCI ACWI (Net) Index / 60% Bloomberg U.S. Aggregate Bond Index		(5.61)	4.39	3.60	4.23	4.50
Equitable Moderate Growth MF/ETF - IB	2/15/2022	(7.49)				(7.38)
Equitable Moderate Growth MF/ETF - K	2/15/2022	(7.28)				(7.19)

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)				(6.06)

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	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception

60% MSCI ACWI (Net) Index / 40% Bloomberg U.S. Aggregate Bond Index		(6.14)				(6.38)
Equitable Growth MF/ETF - IB	2/15/2022	(7.73)				(7.26)
Equitable Growth MF/ETF - K	2/15/2022	(7.53)				(7.08)

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		(7.67)				(6.11)

80% MSCI ACWI (Net) Index / 20% Bloomberg U.S. Aggregate Bond Index		(6.75)				(6.72)
1290 VT Moderate Growth Allocation - IB	1/31/2019	(6.65)	6.75			4.27

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14			4.82

40% BB U.S. Credit Corporate 5-10 Year Index / 18% MSCI EAFE Index / 5% S&P MidCap 400 Index / 35% S&P 500 Index / 2% Russell 2000 Index		(4.78)	10.40			6.98
EQ/AB Dynamic Moderate Growth - IB	2/18/2011	(5.77)	5.67	2.85	4.34	4.33

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14	4.13	5.39	5.76

40% BB U.S. Intmd Govt Bd Index / 18% MSCI EAFE Index / 4% S&P MidCap 400 Index / 34% S&P 500 Index / 4% Russell 2000 Index		(3.72)	9.36	5.78	6.38	6.35
EQ/AB Dynamic Growth - IB	4/30/2015	(5.98)	7.26	3.27		3.67

Lipper Mixed-Asset Target Allocation Growth Funds		(6.73)	9.74	5.04		5.41

30% BB U.S. Intmd Govt Bd Index / 21% MSCI EAFE Index / 4% S&P MidCap 400 Index / 41% S&P 500 Index / 4% Russell 2000 Index		(4.19)	11.30	6.51		6.44
EQ/AB Dynamic Aggressive Growth - IB	11/13/2017	(6.52)	8.67	3.50		3.49

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		(7.67)	13.26	5.65		5.72

20% BB U.S. Intmd Govt Bd Index / 24% MSCI EAFE Index / 5% S&P MidCap 400 Index / 46% S&P 500 Index / 5% Russell 2000 Index		(4.70)	13.27	7.13		7.02
EQ/American Century Moderate Growth Allocation - IB	1/31/2019	(6.24)	4.36			3.12

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14			4.82

40% BB U.S. Credit Corporate 5-10 Year Index / 18% MSCI EAFE Index / 3% S&P MidCap 400 Index / 36% S&P 500 Index / 3% Russell 2000 Index		(4.87)	10.33			6.98
EQ/Franklin Moderate Allocation - IB	2/19/2016	(4.50)	2.94	1.78		3.54

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14	4.13		5.95

45% BB U.S. Treasury 3-7 Year Index / 26.5% MSCI EAFE Index / 7.5% S&P MidCap 400 Index / 17% S&P 500 Index / 4% Russell 2000 Index		(3.03)	7.65	4.54		5.99
EQ/Goldman Sachs Moderate Growth Allocation - IB	4/30/2015	(5.42)	3.67	3.34		3.45

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14	4.13		4.44

60% MSCI World 100% Hedged to USD (Net) Index / 40% Bloomberg U.S. Treasury 7-10 Year Index		(4.76)	11.45	6.49		5.84

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	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Goldman Sachs Growth Allocation - IB	1/31/2019	(4.94)	6.77			4.70

Lipper Mixed-Asset Target Allocation Growth Funds		(6.73)	9.74			6.06

30% Bloomberg U.S. Credit Corporate 5-10 Year Index / 70% MSCI World 100% Hedged to USD (Net) Index		(4.22)	12.13			8.41
EQ/Invesco Moderate Allocation - IB	4/30/2015	(4.19)	3.64	3.16		3.01

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14	4.13		4.44

50% BB U.S. Intmd Govt Bd Index / 20% MSCI EAFE Index / 3.5% S&P MidCap 400 Index / 23% S&P 500 Index / 3.5% Russell 2000 Index		(2.95)	7.15	4.67		4.56
EQ/Invesco Moderate Growth Allocation - IB	1/31/2019	(5.08)	5.74			4.79

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14			4.82

40% BB U.S. Credit Corporate 5-10 Year Index / 24% MSCI EAFE Index / 4% S&P MidCap 400 Index / 28% S&P 500 Index / 4% Russell 2000 Index		(4.50)	10.04			6.51
EQ/JPMorgan Growth Allocation - IB	11/13/2017	(4.53)	7.14	4.54		4.19

Lipper Mixed-Asset Target Allocation Growth Funds		(6.73)	9.74	5.04		4.97

65% MSCI World 100% Hedged to USD (Net) Index / 35% Bloomberg U.S. Intermediate Treasury Index		(3.19)	10.36	6.93		6.47

EQ Advisors Trust Investment Performance — New “Shell” Portfolios4

For periods ended March 31, 2023

	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Conservative Allocation - Class IA	7/31/2003	(5.00)	0.71	1.52	1.94	3.09
EQ/Conservative Allocation - Class IB	7/31/2003	(5.00)	0.71	1.51	1.93	2.98
EQ/Conservative Allocation - Class K	8/28/2012	(4.76)	0.92	1.75	2.18	2.34

Lipper Mixed-Asset Target Allocation Conservative Funds		(5.63)	3.70	2.73	3.51	4.62

EQ/Conservative Allocation Index		(3.34)	1.12	2.18	2.50	3.68

S&P 500 Index		(7.73)	18.60	11.19	12.24	9.66

Bloomberg U.S. Intermediate Government Bond Index		(1.52)	(2.30)	1.06	0.90	2.53
EQ/Conservative-Plus Allocation - Class IA	7/31/2003	(5.74)	4.04	2.87	3.56	4.13
EQ/Conservative-Plus Allocation - Class IB	7/31/2003	(5.85)	3.99	2.86	3.55	4.02
EQ/Conservative-Plus Allocation - Class K	11/30/2011	(5.60)	4.25	3.12	3.81	4.40

Lipper Mixed-Asset Target Allocation Conservative Funds		(5.63)	3.70	2.73	3.51	4.62

EQ/Conservative-Plus Allocation Index		(4.11)	5.10	3.71	4.31	5.12

S&P 500 Index		(7.73)	18.60	11.19	12.24	9.66

Bloomberg U.S. Intermediate Government Bond Index		(1.52)	(2.30)	1.06	0.90	2.53

[4]	For each new shell Portfolio, the performance shown is that of the corresponding VIP Portfolio.

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	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
EQ/Moderate Allocation - Class IA	1/27/1986	(6.00)	5.64	3.42	4.27	7.03
EQ/Moderate Allocation - Class IB	7/8/1998	(5.99)	5.63	3.42	4.27	4.10
EQ/Moderate Allocation - Class K	11/30/2011	(5.82)	5.89	3.68	4.52	5.21

Lipper Mixed-Asset Target Allocation Moderate Funds		(6.41)	7.14	4.13	5.39	7.12

EQ/Moderate Allocation Index		(4.37)	6.96	4.25	5.03	N/A

S&P 500 Index		(7.73)	18.60	11.19	12.24	10.73

Bloomberg U.S. Intermediate Government Bond Index		(1.52)	(2.30)	1.06	0.90	4.92
EQ/Moderate-Plus Allocation - Class IA	7/31/2003	(6.74)	9.22	4.84	5.96	5.94
EQ/Moderate-Plus Allocation - Class IB	7/31/2003	(6.75)	9.21	4.82	5.96	5.83
EQ/Moderate-Plus Allocation - Class K	11/30/2011	(6.49)	9.48	5.10	6.23	7.12

Lipper Mixed-Asset Target Allocation Growth Funds		(6.73)	9.74	5.04	6.50	6.91

EQ/Moderate-Plus Allocation Index		(5.06)	11.14	5.65	6.77	7.01

S&P 500 Index		(7.73)	18.60	11.19	12.24	9.66

Bloomberg U.S. Intermediate Government Bond Index		(1.52)	(2.30)	1.06	0.90	2.53
EQ/Aggressive Allocation - Class IA	7/31/2003	(7.29)	12.55	6.07	7.55	6.75
EQ/Aggressive Allocation - Class IB	7/31/2003	(7.27)	12.59	6.10	7.56	6.64
EQ/Aggressive Allocation - Class K	11/30/2011	(7.01)	12.86	6.36	7.84	8.92

Lipper Mixed-Asset Target Allocation Aggressive Growth Funds		(7.67)	13.26	5.65	7.45	7.20

EQ/Aggressive Allocation Index		(5.64)	15.44	7.14	8.57	8.23

S&P 500 Index		(7.73)	18.60	11.19	12.24	9.66

Bloomberg U.S. Intermediate Government Bond Index		(1.52)	(2.30)	1.06	0.90	2.53
Target 2015 Allocation - Class IB	8/31/2006	(5.88)	5.17	3.01	4.08	3.61
Target 2015 Allocation - Class K	11/30/2011	(5.62)	5.44	3.27	4.35	5.22

Lipper Mixed-Asset Target 2015 Funds		(5.06)	5.87	3.95	5.04	4.98

S&P Target Date 2015 Index		(4.01)	6.30	4.12	4.99	4.97
Target 2025 Allocation - Class IB	8/31/2006	(5.86)	9.17	4.56	5.82	4.63
Target 2025 Allocation - Class K	11/30/2011	(5.70)	9.43	4.81	6.08	7.05

Lipper Mixed-Asset Target 2025 Funds		(6.26)	8.42	4.61	5.91	5.22

S&P Target Date 2025 Index		(4.41)	8.75	4.91	6.12	5.64

Target 2035 Allocation - Class IB	8/31/2006	(6.13)	11.86	5.61	6.86	5.23
Target 2035 Allocation - Class K	11/30/2011	(5.88)	12.15	5.89	7.14	8.17

Lipper Mixed-Asset Target 2035 Funds		(6.86)	11.77	5.51	7.04	5.19

S&P Target Date 2035 Index		(5.40)	12.27	5.99	7.31	6.25
Target 2045 Allocation - Class IB	8/31/2006	(6.28)	13.69	6.21	7.59	5.58
Target 2045 Allocation - Class K	11/30/2011	(5.96)	13.99	6.49	7.87	9.01

Lipper Mixed-Asset Target 2045 Funds		(6.95)	14.21	6.30	7.73	5.52

S&P Target Date 2045 Index		(5.78)	14.39	6.66	8.01	6.60

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	Inception Date	1 Year	3 Years	5 Years	10 Years	Since Inception
Target 2055 Allocation - Class IB	4/30/2015	(6.38)	15.49	6.85		7.16
Target 2055 Allocation - Class K	4/30/2015	(6.13)	15.75	7.10		7.42

Lipper Mixed-Asset Target 2055 Funds		(6.93)	14.65	6.09		6.41

S&P Target Date 2055 Index		(5.85)	14.98	6.83		7.25
EQ/Core Plus Bond - Class IA	1/2/1987	(7.39)	0.21	1.59	1.21	4.61
EQ/Core Plus Bond - Class IB	10/2/1996	(7.17)	0.30	1.60	1.24	2.11
EQ/Core Plus Bond - Class K	8/25/2011	(6.88)	0.54	1.83	1.52	1.92

Lipper Core Plus Bond Funds		(6.03)	(1.49)	0.89	1.52	5.33

Bloomberg U.S. Aggregate Bond Index		(4.78)	(2.77)	0.91	1.36	5.41

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EQ ADVISORS TRUST

DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2023 (UNAUDITED)

At an in-person meeting held on July 18-19, 2023 (the “July 2023 Meeting”), the Board of Trustees (the “Board”) of EQ Advisors Trust (the “Trust”), including those Trustees who are not parties to the Sub-Advisory Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), considered and unanimously approved a new Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Equitable Investment Management Group, LLC (the “Adviser”), which serves as the Trust’s investment adviser, and J.P. Morgan Investment Management Inc. (“JPMIM” or the “Sub-Adviser”) with respect to the EQ/JPMorgan Growth Stock Portfolio (formerly known as the EQ/T. Rowe Price Growth Stock Portfolio) (the “Growth Stock Portfolio”) and an allocated portion of the EQ/Large Cap Growth Managed Volatility Portfolio (the “Large Cap Growth Portfolio”) (each, a “Portfolio” and together, the “Portfolios”).

The Board considered that JPMIM would become the sub-adviser to (i) the Growth Stock Portfolio, in connection with the replacement of the current sub-adviser to the Portfolio, and (ii) a portion of the Large Cap Growth Portfolio that is actively managed, in connection with the replacement of the current sub-adviser to that active allocated portion of the Portfolio. The Board noted that, under the Sub-Advisory Agreement, JPMIM would implement its Large Cap Growth strategy in managing the Growth Stock Portfolio and its active allocated portion of the Large Cap Growth Portfolio. JPMIM became the sub-adviser to the Growth Stock Portfolio and an active allocated portion of the Large Cap Growth Portfolio effective on or about July 31, 2023.

The Board also considered that, in connection with the approval of JPMIM as the sub-adviser to the Growth Stock Portfolio, the Adviser would (i) change the Growth Stock Portfolio’s name to “EQ/JPMorgan Growth Stock Portfolio”, (ii) change the Growth Stock Portfolio’s investment objective (i.e., seeks to achieve long-term capital appreciation and secondarily, income) to remove the secondary income objective, (iii) change the Growth Stock Portfolio’s principal investment strategy to reflect JPMIM’s proposed investment process, and (iv) amend its contractual expense limitation arrangement with the Trust with respect to the Growth Stock Portfolio to lower the maximum annual operating expense limits (or “expense caps”) for each class of shares of the Portfolio from the current expense caps.

The Board also noted that JPMIM currently serves as investment sub-adviser for other portfolios of the Trust and that the Portfolios would be added, by amendment, to the existing investment sub-advisory agreement between the Adviser and JPMIM with respect to those other portfolios. In reaching its decision to approve the Sub-Advisory Agreement with respect to each Portfolio at its July 2023 Meeting, the Board also noted that it was conducting its annual review of, and considering the renewal of, the existing investment sub-advisory agreement between the Adviser and JPMIM with respect to those other portfolios at that same meeting.

In reaching its decision to approve the Sub-Advisory Agreement with respect to each Portfolio, the Board considered the overall fairness of the Sub-Advisory Agreement and whether the Sub-Advisory Agreement was in the best interests of the Portfolio and its investors. The Board further considered all factors it deemed relevant with respect to each Portfolio and the Sub-Advisory Agreement, including: (1) the nature, quality and extent of the overall services to be provided to the Portfolio by the proposed Sub-Adviser; (2) comparative performance information; (3) the level of the proposed sub-advisory fee relative to fees of comparable funds; (4) the estimated impact of the proposed change in Sub-Adviser on the profitability realized by the Adviser and its affiliates; (5) economies of scale that may be realized by the Portfolio; and (6) “fall out” benefits that may accrue to the proposed Sub-Adviser and its affiliates (that is, indirect benefits that the proposed Sub-Adviser or its affiliates would not receive but for the relationship with the Portfolio). The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry). In considering the Sub-Advisory Agreement, the Board members did not identify any particular factor or information that was all-important or controlling, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision.

In connection with its deliberations, the Board took into account information requested by the Independent Trustees and prepared by the Adviser and the proposed Sub-Adviser, including memoranda and other materials addressing the factors set out above, which were provided to the Trustees prior to and during the meeting. The

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Board also took into account information, including information relating to the proposed Sub-Adviser, provided to the Trustees at prior Board meetings. The information provided to the Trustees described, among other things, the services to be provided by the proposed Sub-Adviser, as well as the proposed Sub-Adviser’s investment personnel, proposed sub-advisory fee, performance information, and other matters. The Board considered that the Adviser had conducted extensive due diligence on the proposed Sub-Adviser from an investment management, operational and compliance perspective, and the Board had received materials including the Adviser’s due diligence questionnaire indicating the proposed Sub-Adviser’s responses to the Adviser’s due diligence questions. The Board also noted the Adviser’s familiarity with the proposed Sub-Adviser’s operational and compliance structure as the proposed Sub-Adviser currently serves as an investment sub-adviser with respect to other portfolios of the Trust, as noted above. During the meeting, the Trustees met with senior representatives of the Adviser to discuss the Sub-Advisory Agreement and the information provided. The Independent Trustees also met in executive session during the meeting to discuss the Sub-Advisory Agreement and review the information provided. The Independent Trustees were assisted by independent legal counsel prior to and during the meeting and during their deliberations regarding the Sub-Advisory Agreement and also received from legal counsel materials addressing, among other things, the legal standards applicable to their consideration of the Sub-Advisory Agreement.

Although the Board approved the Sub-Advisory Agreement for both of the Portfolios at the same Board meeting, the Board considered each Portfolio separately. In approving the Sub-Advisory Agreement with respect to each Portfolio, each Trustee, including the Independent Trustees, after considering all factors they deemed relevant, reached a determination, with the assistance of Independent Trustees’ counsel and fund counsel and through the exercise of their own business judgment, that the proposed sub-advisory fee was fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the applicable Portfolio and its investors. Although the Board gave attention to all information provided, the following discusses some of the primary factors it deemed relevant to its decision to approve the Sub-Advisory Agreement with respect to each Portfolio.

Nature, Quality and Extent of Services

The Board evaluated the nature, quality and extent of the overall services to be provided to each Portfolio and its investors by the proposed Sub-Adviser. In addition to the investment performance and expense information discussed below, the Board considered the proposed Sub-Adviser’s responsibilities with respect to each Portfolio (or the allocated portion thereof) pursuant to the Sub-Advisory Agreement, and the proposed Sub-Adviser’s experience in serving as an investment adviser or sub-adviser for funds and accounts similar to each Portfolio (or the allocated portion thereof).

The Board considered that, subject to the oversight of the Adviser, the proposed Sub-Adviser would be responsible for making investment decisions with respect to each Portfolio (or the allocated portion thereof); placing with brokers or dealers orders for the purchase and sale of investments for each Portfolio (or the allocated portion thereof); and performing certain related administrative functions. The Board also considered information regarding the proposed Sub-Adviser’s process for selecting investments for each Portfolio (or the allocated portion thereof), as well as information regarding the qualifications and experience of the proposed Sub-Adviser’s portfolio managers who would provide services to each Portfolio (or the allocated portion thereof). The Board also considered the Adviser’s familiarity with, and confidence in, the proposed Sub-Adviser, and the results of the Adviser’s due diligence. The Board also considered information regarding the proposed Sub-Adviser’s procedures for executing portfolio transactions for each Portfolio (or the allocated portion thereof) and the proposed Sub-Adviser’s policies and procedures for selecting brokers and dealers. In addition, the Board considered information regarding the proposed Sub-Adviser’s trading experience and how the proposed Sub-Adviser would seek to achieve “best execution” on behalf of each Portfolio (or the allocated portion thereof). The Board’s conclusion regarding the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser also was based, in part, on the Board’s experience and familiarity with the Sub-Adviser serving as an investment sub-adviser for other portfolios of the Trust and on periodic reports provided to the Board regarding the services provided by the Sub-Adviser to those other portfolios.

The Board also considered that the Trust’s compliance team had performed due diligence on JPMIM from an operational and compliance perspective, noting the Adviser’s familiarity with JPMIM’s operational and compliance structure as JPMIM currently serves as a sub-adviser with respect to other portfolios of the Trust, as noted above. The Board also considered the Trust’s Chief Compliance Officer’s evaluation of JPMIM’s compliance program,

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policies and procedures, and certification that they were consistent with applicable legal standards, including in connection with the Board’s renewal of the investment sub-advisory agreement between the Adviser and JPMIM with respect to other portfolios of the Trust at the July 2023 Meeting. The Board also considered whether there were any pending lawsuits, enforcement proceedings or regulatory investigations involving the proposed Sub-Adviser and reviewed information regarding the proposed Sub-Adviser’s financial condition and history of operations and potential conflicts of interest in managing the Portfolios. In addition, the Independent Trustees received information about business relationships that the Adviser and/or its affiliates, including Equitable Financial Life Insurance Company, have with the proposed Sub-Adviser and its affiliates, in addition to the proposed relationship involving the Portfolios. Among other business relationships, the Board considered that JPMorgan Chase Bank, N.A. serves as custodian, provides foreign exchange trading and cash management, serves as securities lending agent, and is an approved repurchase agreement counterparty with respect to the Adviser and the Trust. In addition, J.P. Morgan Investor Services Co. serves as sub-administrator for the Trust, providing fund accounting, treasury, compliance, financial reporting, performance reporting and regulatory filings services with respect to the Portfolios. In this regard, the Board also took into account materials regarding the policies and procedures adopted by the Adviser and the Trust to identify and mitigate actual and potential conflicts of interest, including conflicts that may arise in connection with those additional business relationships.

The Board also received and reviewed performance data relating to the proposed Sub-Adviser’s management of a Large Cap Growth composite and other funds with a similar investment strategy as that proposed for the Portfolios, as compared to an appropriate benchmark and peer group. The Board also received and reviewed information regarding the performance of the proposed Sub-Adviser’s Large Cap Growth composite relative to the current sub-adviser’s performance managing the Growth Stock Portfolio and an active allocated portion of the Large Cap Growth Portfolio. The Board generally considered long-term performance to be more important than short-term performance. With respect to the Large Cap Growth Portfolio, the Board also considered the Adviser’s representation that the proposed Sub-Adviser’s Large Cap Growth strategy would be a good complement to other strategies utilized in the Portfolio with respect to the construction of the overall Portfolio. The Board also considered the proposed Sub-Adviser’s expertise, resources, proposed investment strategy, and personnel for advising each Portfolio (or the allocated portion thereof).

Based on its review, the Board determined, with respect to each Portfolio, that the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser were appropriate for the Portfolio in light of its investment objective and, thus, supported a decision to approve the Sub-Advisory Agreement.

Expenses

With respect to the Sub-Advisory Agreement relating to each Portfolio, the Board considered the proposed sub-advisory fee for the proposed Sub-Adviser in light of the nature, quality and extent of the overall services to be provided by the proposed Sub-Adviser. In this regard, the Board noted that the sub-advisory fee rate to be paid to JPMIM with respect to each Portfolio under the proposed Sub-Advisory Agreement is expected to be lower at current asset levels than the sub-advisory fee rate paid to the current sub-adviser. In addition, the Board considered the relative levels of the sub-advisory fee to be paid to the proposed Sub-Adviser with respect to each Portfolio and the advisory fee to be retained by the Adviser in light of, among other factors, the nature and extent of responsibilities retained and risks assumed by the Adviser and not delegated to or assumed by the proposed Sub-Adviser. In this regard, the Board noted that the appointment of JPMIM is expected to have a positive impact on the Adviser’s profitability (as discussed below) at the Growth Stock Portfolio’s current asset levels, but that the Adviser had proposed to amend its contractual expense limitation arrangement with the Trust with respect to the Growth Stock Portfolio to lower the expense limits for each class of shares of the Growth Stock Portfolio, which would partially offset the benefit to the Adviser and enable the investors in the Growth Stock Portfolio to benefit from the lower sub-advisory fee rate and to be subject to a lower overall net expense ratio. The Board also considered the proposed sub-advisory fee rate schedule in light of the fee rates that the proposed Sub-Adviser charges under advisory agreements with other comparable clients that utilize a Large Cap Growth investment strategy. The Board noted that the advisory fee paid by each Portfolio to the Adviser would not change as a result of the approval of the Sub-Advisory Agreement.

The Board further noted that the Adviser, and not a Portfolio, would pay the proposed Sub-Adviser and that the proposed sub-advisory fee was negotiated between the proposed Sub-Adviser and the Adviser. Moreover, the Board noted that the Adviser generally is aware of the fees charged by sub-advisers to other clients and that the Adviser believes that the fee agreed upon with the proposed Sub-Adviser is reasonable in light of the nature,

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quality and extent of the investment sub-advisory services to be provided. Based on its review, the Board determined, with respect to each Portfolio, that the proposed sub-advisory fee for the proposed Sub-Adviser is fair and reasonable.

Profitability and Costs

The Board also considered, with respect to each Portfolio, the estimated impact of the proposed sub-advisory fee on the profitability of the Adviser. With respect to the Growth Stock Portfolio, the Board noted that the appointment of JPMIM is expected to have a positive impact on the Adviser’s annual profitability, but that the benefit would be offset in part by the Adviser’s proposed reduction of the Portfolio’s expense limits, which would benefit investors by reducing the Portfolio’s overall net expense ratio. With respect to the Large Cap Growth Portfolio, the Board noted that the appointment of JPMIM is expected to have a modest positive impact on the Adviser’s annual profitability at the Portfolio’s current asset levels. The Board acknowledged that, because the proposed Sub-Adviser’s fee would be paid by the Adviser, the Adviser is incentivized to negotiate a favorable fee. The Adviser also advised the Board that it does not regard Sub-Adviser profitability as meaningful to its evaluation of the Sub-Advisory Agreement. The Board acknowledged the Adviser’s view of Sub-Adviser profitability, noting the Board’s findings as to the reasonableness of the sub-advisory fee and that the fee to be paid to the proposed Sub-Adviser is the product of negotiations with the Adviser and reflects levels of profitability acceptable to the Adviser and the proposed Sub-Adviser based on the particular circumstances for each of them. The Board noted again that the proposed Sub-Adviser’s fee would be paid by the Adviser and not the Portfolios and that many responsibilities related to the advisory function are retained by the Adviser. In light of all the factors considered, the Board determined that the anticipated profitability to the Adviser remained within the reasonable range of profitability levels previously reported.

Economies of Scale

The Board also considered whether economies of scale would be realized as a Portfolio grows larger and the extent to which this is reflected in the proposed sub-advisory fee rate schedule with respect to the Portfolio. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board noted that the proposed sub-advisory fee rate schedule for JPMIM aggregates the assets managed by JPMIM in the Growth Stock Portfolio and the Large Cap Growth Portfolio. The Board also noted that the proposed sub-advisory fee rate schedule for JPMIM with respect to both of the Portfolios includes breakpoints that would reduce the sub-advisory fee rate as aggregate Portfolio assets under the proposed Sub-Adviser’s management increase above certain levels. In this regard, the Board acknowledged that, at some levels, breakpoints in a sub-advisory fee rate schedule may result in savings to the Adviser and not to investors. The Board also noted that the aggregation of assets may result in the Portfolios reaching a breakpoint sooner than if the sub-advisory fee rate schedule did not aggregate assets, which also has the potential to benefit the Adviser. The Board considered these factors, and the relationship they bear to the fee structure charged to the Portfolios by the Adviser, and concluded that there would be a reasonable sharing of benefits from any economies of scale with the Portfolios. The Board also considered that the Adviser continues to share economies of scale with the Growth Stock Portfolio and its investors through the revised expense structure described above.

Fall-Out and Other Benefits

The Board also considered possible fall-out benefits and other types of benefits that may accrue to the proposed Sub-Adviser, including the following. The Board noted that the proposed Sub-Adviser currently serves as investment sub-adviser for other portfolios advised by the Adviser and receives sub-advisory fees with respect to those portfolios. In addition, the Board recognized that the proposed Sub-Adviser and its affiliates may sell, and earn sales commissions and/or other compensation with respect to, other investment products issued by the Adviser or its affiliates. The Board also noted that the proposed Sub-Adviser may benefit from greater exposure in the marketplace with respect to its investment process and from expanding its level of assets under management, and that the proposed Sub-Adviser may derive benefits from its association with the Adviser and other sub-advisers (as applicable) to a Portfolio. Based on its review, the Board determined that any “fall-out” benefits and other types of benefits that may accrue to the proposed Sub-Adviser are fair and reasonable.

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Federal Income Tax Information (Unaudited)

For the year ended December 31, 2023, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/All Asset Growth Allocation	27.16%	$192,197	$1,719,486	$8,346,000
EQ/Ultra Conservative Strategy	3.63	81,431	869,965	6,616,186
EQ/Conservative Strategy	10.30	38,422	410,477	1,117,113
EQ/Conservative Growth Strategy	21.83	142,826	1,525,882	14,440,234
EQ/Balanced Strategy	28.12	513,550	5,486,523	29,965,329
EQ/Moderate Growth Strategy	35.29	1,047,988	11,196,193	130,106,958
EQ/Growth Strategy	43.02	1,024,928	10,949,827	99,242,116
EQ/Aggressive Growth Strategy	46.89	1,270,852	13,577,161	101,603,028
EQ/Conservative Allocation	7.26	47,671	496,543	6,005,672
EQ/Conservative-Plus Allocation	15.55	151,600	1,563,615	18,532,796
EQ/Moderate Allocation	19.15	1,520,988	15,655,655	116,108,982
EQ/Moderate-Plus Allocation	32.47	2,529,587	25,989,078	200,266,349
EQ/Aggressive Allocation	48.11	1,474,720	15,177,314	86,818,000
Equitable Conservative Growth MF/ETF	9.49	5,520	6,056	—
Equitable Moderate Growth MF/ETF	12.10	1,437	1,568	—
Equitable Growth MF/ETF	18.03	1,481	1,608	—
Target 2015 Allocation	9.99	5,689	63,670	1,320,370
Target 2025 Allocation	23.49	60,686	703,769	4,650,599
Target 2035 Allocation	35.84	115,246	1,344,246	3,293,888
Target 2045 Allocation	48.11	117,831	1,390,127	3,272,817
Target 2055 Allocation	58.23	66,976	780,897	965,690
1290 VT Moderate Growth Allocation	16.78	34,366	510,728	20,676
1290 VT Multi-Alternative Strategies	2.50	413	20,306	23,774
1290 VT Convertible Securities	1.03	—	—	—
1290 VT DoubleLine Opportunistic Bond	0.00	—	—	—
1290 VT Equity Income	97.29	—	—	29,172,945
1290 VT GAMCO Mergers & Acquisitions	15.55	—	—	1,085,168
1290 VT GAMCO Small Company Value	100.00	—	—	229,436,887
1290 VT High Yield Bond	0.00	—	—	—
1290 VT Micro Cap	71.96	—	—	—
1290 VT Natural Resources	46.27	48,535	979,888	—
1290 VT Real Estate	0.62	—	—	—
1290 VT Small Cap Value	59.96	—	—	30,487,982
1290 VT SmartBeta Equity ESG	86.52	—	—	3,818,544
1290 VT Socially Responsible	100.00	—	—	5,015,623
ATM Large Cap Managed Volatility	66.86	—	—	220,068,202
ATM Mid Cap Managed Volatility	46.90	—	—	4,793,204
ATM Small Cap Managed Volatility	63.47	—	—	14,988,342
ATM International Managed Volatility	0.00	3,175,606	38,881,040	—
EQ/500 Managed Volatility	67.61	—	—	443,207,128
EQ/400 Managed Volatility	47.93	—	—	18,185,752
EQ/2000 Managed Volatility	64.04	—	—	28,468,735
EQ/International Managed Volatility	0.00	4,742,673	59,447,765	—
EQ/AB Dynamic Aggressive Growth	41.76	—	—	—
EQ/AB Dynamic Growth	67.08	—	—	—

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Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/AB Dynamic Moderate Growth	46.86%	$—	$—	$4,290,362
EQ/AB Short Duration Government Bond	0.00	—	—	—
EQ/AB Small Cap Growth	100.00	—	—	2,902,030
EQ/AB Sustainable U.S. Thematic	100.00	—	—	—
EQ/American Century Mid Cap Value	63.37	—	—	13,356,759
EQ/American Century Moderate Growth Allocation	15.03	35,907	508,121	—
EQ/Capital Group Research	100.00	—	—	26,124,961
EQ/ClearBridge Large Cap Growth ESG	100.00	—	—	11,182,695
EQ/ClearBridge Select Equity Managed Volatility	100.00	—	—	—
EQ/Common Stock Index	100.00	—	—	255,762,570
EQ/Core Bond Index	0.00	—	—	—
EQ/Core Plus Bond	0.00	—	—	—
EQ/Emerging Markets Equity PLUS	0.00	295,212	3,123,098	—
EQ/Equity 500 Index	100.00	—	—	67,692,848
EQ/Fidelity Institutional AM® Large Cap	100.00	—	—	24,279,079
EQ/Franklin Moderate Allocation	22.59	—	—	—
EQ/Franklin Rising Dividends	100.00	—	—	264,466
EQ/Franklin Small Cap Value Managed Volatility	38.15	—	—	5,814,916
EQ/Global Equity Managed Volatility	42.59	—	—	66,101,967
EQ/Goldman Sachs Growth Allocation	14.01	—	—	—
EQ/Goldman Sachs Mid Cap Value	69.93	—	—	3,588,520
EQ/Goldman Sachs Moderate Growth Allocation	30.12	—	—	—
EQ/Intermediate Corporate Bond	0.00	—	—	—
EQ/Intermediate Government Bond	0.00	—	—	—
EQ/International Core Managed Volatility	0.00	2,080,763	32,766,128	9,125,818
EQ/International Equity Index	0.00	3,114,199	52,020,011	—
EQ/International Value Managed Volatility	0.00	2,454,119	30,946,722	—
EQ/Invesco Comstock	99.90	—	—	19,559,459
EQ/Invesco Global	0.00	—	—	3,350,941
EQ/Invesco Global Real Assets	10.22	—	—	—
EQ/Invesco Moderate Allocation	30.65	—	—	—
EQ/Invesco Moderate Growth Allocation	23.00	—	—	—
EQ/Janus Enterprise	100.00	—	—	90,309,362
EQ/JPMorgan Growth Allocation	0.00	—	—	—
EQ/JPMorgan Growth Stock (formerly T. Rowe Price Growth Stock)	0.00	—	—	303,459,177
EQ/JPMorgan Value Opportunities	58.53	—	—	40,004,381
EQ/Large Cap Core Managed Volatility	64.72	—	—	142,388,375
EQ/Large Cap Growth Index	100.00	—	—	76,979,003
EQ/Large Cap Growth Managed Volatility	52.51	—	—	340,604,362
EQ/Large Cap Value Index	62.80	—	—	10,198,808
EQ/Large Cap Value Managed Volatility	48.83	—	—	149,680,690
EQ/Lazard Emerging Markets Equity	0.00	2,337,312	21,615,565	356,752
EQ/Long-Term Bond	0.00	—	—	—
EQ/Loomis Sayles Growth	79.61	—	—	30,485,201
EQ/MFS International Growth	0.00	3,544,593	28,709,472	31,969,460
EQ/MFS International Intrinsic Value	2.51	2,557,827	26,405,755	16,841,864
EQ/MFS Mid Cap Focused Growth	0.00	—	—	4,567,757
EQ/MFS Technology	0.00	—	—	—
EQ/MFS Utilities Series	100.00	—	—	3,896,983
EQ/Mid Cap Index	98.01	—	—	87,077,428
EQ/Mid Cap Value Managed Volatility	43.27	—	—	62,251,839
EQ/Money Market	0.00	—	—	—

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Portfolios:	70% Dividend Received Reduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
EQ/Morgan Stanley Small Cap Growth	100.00%	$—	$—	$—
EQ/PIMCO Global Real Return	0.00	—	—	—
EQ/PIMCO Real Return	0.00	—	—	—
EQ/PIMCO Total Return ESG	0.00	—	—	—
EQ/PIMCO Ultra Short Bond	0.00	—	—	—
EQ/Quality Bond PLUS	0.00	—	—	—
EQ/Small Company Index	83.81	—	—	42,818,593
EQ/T. Rowe Price Health Sciences	100.00	—	—	3,860,047
EQ/Value Equity	100.00	—	—	2,647,461
EQ/Wellington Energy	58.37	—	—	—
Multimanager Aggressive Equity	100.00	—	—	30,820,220
Multimanager Core Bond	0.00	—	—	—
Multimanager Technology	36.43	—	—	71,519,385

1674

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board is responsible for the overall management of the Trust and its Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with federal and state law as well as the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees of the Trust are identified in the table below along with information as to their principal business occupations held during the last five years and certain other information are shown below. The address of each Trustee is 1345 Avenue of the Americas, New York, NY 10105.

The Board of Trustees

Name and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* (1958)	Trustee, Chief Executive Officer, and President	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; President from December 2002 to February 2023 and September 2023 to present	Chairman of the Board and Chief Executive Officer (May 2011 to present) and President (May 2011 to November 2021 and August 2023 to present) of EIM; Chairman of the Board and Chief Executive Officer (January 2023 to present) and President (August 2023 to present) of Equitable Investment Management, LLC; Senior Vice President and Chief Investment Officer of AXA Financial, Inc. (2017 to 2019); and Chief Investment Officer (April 2017 to present) and employee (September 1999 to present) of Equitable Financial.	126	None
Independent Trustees
Mark A. Barnard (1949)	Trustee	April 2017 to present	Retired. Previously, Managing Director – Private Investments, Howard Hughes Medical Institute, 2001 to 2016 (and, prior thereto, Director of Private Investments from 1998 to 2001, and Manager of Private Investments from 1995 to 1998).	126	None.
Michael B. Clement (1957)	Trustee	January 2019 to present	Professor of Accounting, University of Texas, from 1997 to 2002 and from 2004 to present (Department of Accounting Chair from 2018 to 2022); Visiting Professor, Harvard Business School, 2023.	126	New York Mortgage Trust

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Name and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Donald E. Foley (1951)	Trustee	January 2014 to present	Retired. Previously, Chairman of the Board and Chief Executive Officer, Wilmington Trust Corporation, 2010 to 2011; Senior Vice President, Treasurer and Director of Tax, ITT Corporation, 1996 to 2010.	126	BioSig Technologies, Inc.; Wilmington Funds (12)
Patricia M. Haverland (1956)	Trustee	April 2022 to present	Retired. Previously, Vice President and Chief Investment Officer North America Pensions, Siemens, 2009 to 2018.	126	None.
Marcia Haydel*** (1962)	Trustee	January 2024 to present	Founding Partner and Managing Director, Performance Equity Management, 2005 to present; Portfolio Manager, General Motors Investment Management, 1999 to 2005; Vice President, Alliance Capital Management, 1998 to 1999.	126	None.
Kimberly Laughton*** (1963)	Trustee	January 2024 to present	Retired. Previously, President, Schwab Charitable, 2011 to 2021 (and, prior thereto, Vice President from 2007 to 2011); various positions at Charles Schwab Corporation, including Vice President – Mutual Funds enterprise from 2003 to 2005, and Vice President – Fixed Income enterprise from 1999 to 2002.	126	None.
H. Thomas McMeekin (1953)	Trustee	January 2014 to present	Managing Partner and Founder, Griffin Investments, LLC, 2000 to present; CEO of Blue Key Services, LLC., 2015 to present; previously, Chief Investment Officer, AIG Life & Retirement and United Guaranty Corporation and Senior Managing Director of AIG Asset Management, 2009 to 2012.	126	None.
Jeffery S. Perry (1965)	Trustee	April 2022 to present	Founder and Chief Executive Officer, Lead Mandates LLC (business and leadership advisory firm). Retired, Global Client Service Partner, Ernst & Young LLP, 2004 to 2020.	126	Fortune Brands Innovations, Inc.; MasterBrand, Inc.

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Name and Year of Birth	Position(s) Held With the Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
Gary S. Schpero (1953)	Chairman of the Board	Independent Trustee, May 2000 to present; Lead Independent Trustee, September 2011 to September 2017; Chairman of the Board, October 2017 to present.	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	126	Blackstone Funds (4)
Kathleen Stephansen (1954)	Trustee	January 2019 to present	Senior Economist, Haver Analytics, 2019 to present; Senior Economic Advisor, Boston Consulting Group, 2018 to 2019 and in 2016, Chief Economist; Huawei Technologies USA Inc., 2016 to 2018; various positions at American International Group, including Chief Economist and Senior Managing Director and Senior Investment Strategies and Global Head of Sovereign Research – AIG Asset Management from 2010 to 2016.	126	None.

*	Affiliated with the Adviser and/or the Distributor.
**

Each Trustee serves during the lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of appropriate jurisdiction, or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. The Board has adopted a policy that currently provides that each Independent Trustee shall retire from the Board as of the last day of the calendar year in which he or she attains the age of 76 years. The Trust’s retirement policy is subject to periodic review by the Trust’s Governance Committee, which may recommend for Board approval any changes to the policy that it determines to be appropriate.

***

Ms. Haydel and Ms. Laughton each served as a consultant to the Board from September 1, 2023, to December 31, 2023. Ms. Haydel and Ms. Laughton each began serving as a Trustee of the Trust effective as of January 1, 2024.

†	The registered investment companies in the fund complex include the Trust and the 1290 Funds.

Additional information about the Trustees is available in the Portfolios’ Statement of Additional Information, which can be obtained, without charge, by calling 1-877-222-2144.

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The Trust’s Officers

No officer of the Trust, other than the Chief Compliance Officer, receives any compensation paid by the Trust. Each officer of the Trust is an employee of Equitable Financial, EIM, Equitable Investment Management, LLC, and/or Equitable Distributors, LLC (“Equitable Distributors”). The address of each officer is 1345 Avenue of the Americas, New York, NY 10105. The Trust’s principal officers are:

Name and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Steven M. Joenk (1958)	Trustee, Chief Executive Officer and President	Trustee from September 2004 to present; Chief Executive Officer from December 2002 to present; and President from December 2002 to February 2023 and September 2023 to present	Chairman of the Board and Chief Executive Officer (May 2011 to present) and President (May 2011 to November 2021 and September 2023 to present) of EIM; Chairman of the Board and Chief Executive Officer (January 2023 to present) and President (September 2023 to present) of Equitable Investment Management, LLC; Senior Vice President and Chief Investment Officer of AXA Financial, Inc. (2017 to 2019); and Chief Investment Officer (April 2017 to present) and employee (September 1999 to present) of Equitable Financial.
Brian Walsh (1968)	Chief Financial Officer and Treasurer	From June 2007 to present	Director (February 2011 to present) and Senior Vice President (May 2011 to present) of EIM; Senior Vice President of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (February 2003 to present) of Equitable Financial.
Joseph J. Paolo (1970)	Chief Compliance Officer, Vice President and Anti- Money Laundering Compliance Officer	Chief Compliance Officer from May 2007 to present, Vice President and Anti- Money Laundering Compliance Officer from November 2005 to present	Chief Compliance Officer (June 2007 to present) and Senior Vice President (May 2011 to present) of EIM; Vice President and Chief Compliance Officer of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (June 2007 to present) of Equitable Financial.
Kenneth Kozlowski (1961)	Senior Vice President and Chief Investment Officer	Vice President from June 2010 to June 2016; Senior Vice President and Chief Investment Officer from June 2016 to present	Executive Vice President and Chief Investment Officer (June 2012 to present) and Director (May 2017 to present) of EIM; Executive Vice President of Equitable Investment Management, LLC (January 2023 to present); and Signatory Officer (November 2021 to present) and employee (February 2001 to present) of Equitable Financial.
Alwi Chan (1974)	Vice President and Deputy Chief Investment Officer	Vice President from June 2007 to present; Deputy Chief Investment Officer from June 2016 to present	Senior Vice President and Deputy Chief Investment Officer of EIM (June 2012 to present); and employee of Equitable Financial (June 1999 to present).
James Chen (1988)	Vice President and Director of Risk	From August 2022 to present	Vice President of EIM (July 2022 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (2015 to present).
James Kelly (1968)	Controller	From June 2007 to present	Vice President of EIM (May 2011 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (September 2008 to present).
Andrew Houston (1990)	Vice President	From September 2022 to present	Vice President of EIM (July 2022 to present), Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (2017 to present).

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Name and Year of Birth	Position(s) Held With the Trust*	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Miao Hu (1978)	Vice President	From June 2016 to present	Assistant Portfolio Manager (May 2016 to present) and Vice President (June 2016 to present) of EIM; and employee of Equitable Financial (November 2013 to present).
Kevin McCarthy (1983)	Vice President	From September 2019 to present	Assistant Portfolio Manager (December 2018 to present) and Vice President (July 2022) of EIM; and employee of Equitable Financial (August 2015 to present).
Xavier Poutas (1977)	Vice President	From June 2016 to present	Assistant Portfolio Manager (May 2011 to present) and Vice President (June 2016 to present) of EIM; and employee of Equitable Financial (August 2002 to present).
Shane Daly (1970)	Chief Legal Officer, Senior Vice President and Secretary	From March 2023 to present	Executive Vice President, Secretary and General Counsel of EIM and Equitable Investment Management, LLC (March 2023 to present); employee of Equitable Financial (2011 to present).
Maureen E. Kane, Esq. (1962)	Vice President and Assistant Secretary	From March 2023 to present	Senior Vice President, Assistant Secretary and Associate General Counsel of EIM and Equitable Investment Management, LLC (March 2023 to present); employee of Equitable Financial (February 2019 to present); and Managing Director and Managing Counsel of The Bank of New York Mellon (July 2014 to February 2019).
Cheryl Cherian (1979)	Vice President and Assistant Secretary	From March 2023 to present	Employee of Equitable Financial (April 2019 to present); and Compliance Associate at Manifold Fund Advisors (November 2016 to March 2018).
Artemis Brannigan (1974)	Vice President	From September 2019 to present	Vice President of EIM (August 2019 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); employee of Equitable Financial (August 2019 to present); and Director of Prudential Financial (January 2016 to July 2019).
Aysha Pride (1988)	Vice President	From August 2022 to present	Vice President of EIM (July 2022 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (2014 to present).
Helen Lai (1973)	Assistant Vice President	From June 2016 to present	Employee of Equitable Financial (March 2013 to present).
Michelle Gallo (1973)	Assistant Controller	From March 2023 to present	Employee of Equitable Financial (July 2013 to present)
Roselle Ibanga (1978)	Assistant Controller	From March 2009 to present	Employee of Equitable Financial (February 2009 to present).
Lisa Perrelli (1974)	Assistant Controller	From March 2009 to present	Employee of Equitable Financial (November 2002 to present).
Jennifer Mastronardi (1985)	Assistant Vice President	From March 2012 to present	Vice President of EIM (April 2015 to present); Vice President of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (February 2009 to present).
Helen Espaillat (1963)	Assistant Secretary	From March 2009 to present	Assistant Vice President and Assistant Secretary of EIM (March 2015 to present); Assistant Vice President and Assistant Secretary of Equitable Investment Management, LLC (January 2023 to present); and employee of Equitable Financial (July 2004 to present).
Lorelei Fajardo (1978)	Assistant Secretary	From June 2016 to present	Employee of Equitable Financial (July 2013 to present).
Monica Giron (1976)	Assistant Secretary	From July 2019 to present	Employee of Equitable Financial (June 2019 to present); and Senior Paralegal at Gemini Fund Services (August 2015 to May 2019).

*	The officers in the table above hold similar positions with the 1290 Funds, the other registered investment company in the fund complex.
**	Each officer is elected on an annual basis.

1679

Shareholder Meeting Voting Results (Unaudited)

At a Special Meeting of Shareholders held on October 23, 2023, shareholders of EQ Advisors Trust (the “Trust”) elected Mark A. Barnard, Michael B. Clement, Donald E. Foley, Patricia M. Haverland, Marcia Haydel, Steven M. Joenk, Kimberly Thompson Laughton, H. Thomas McMeekin, Jeffery S. Perry, Gary S. Schpero, and Kathleen Stephansen as Trustees of the Trust. The results of the shareholder votes are as follows:

EQ Advisors Trust	Votes For	Votes Against	Abstain
Mark A. Barnard	9,709,068,857.222	639,502,658.100	0.000
Michael B. Clement	9,720,464,419.729	628,107,095.593	0.000
Donald E. Foley	9,700,058,440.478	648,513,074.844	0.000
Patricia M. Haverland	9,774,343,850.155	574,227,665.167	0.000
Marcia Haydel	9,780,759,061.280	567,812,454.042	0.000
Steven M. Joenk	9,721,808,975.079	626,762,540.243	0.000
Kimberly Thompson Laughton	9,772,987,580.526	575,583,934.796	0.000
H. Thomas McMeekin	9,692,862,820.870	655,708,694.452	0.000
Jeffery S. Perry	9,727,858,404.874	620,713,110.448	0.000
Gary S. Schpero	9,699,041,765.526	649,529,749.796	0.000
Kathleen Stephansen	9,778,461,374.532	570,110,140.790	0.000

1680

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Shares of the Trust are offered to separate accounts of insurance companies in connection with the Contracts and may be offered to tax-qualified retirement plans and other qualified investors. Equitable Financial may be deemed to be a control person with respect to the Trust by virtue of its record ownership of the Trust’s shares as of December 31, 2023. Shareholders owning more than 25% of the outstanding shares of a Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge (i) on the Trust’s website at www.equitable-funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

1681

Item 1(b):

Not applicable.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 13(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Michael Clement and Donald E. Foley serve on its audit committee as “audit committee financial experts” as defined in Item 3. Messrs. Clement and Foley are considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the Auditor in connection with statutory and regulatory filings or engagements were $4,665,831 for 2023 and $4,245,402 for 2022.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $101,500 in 2023 and $39,000 in 2022. These services consisted of review of the Registrant’s various regulatory filings and semi-annual financial statements.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,408,606 in 2023 and $1,010,115 in 2022. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item 4, were $0 in 2023 and $488,000 in 2022.

(e)(1) The registrant’s Audit Committee has adopted policies and procedures relating to the pre-approval of services performed by the registrant’s principal accountant. Audit, audit-related and non-audit services (including tax services) provided to the registrant require pre-approval by the Audit Committee. In the event that the estimated fees for such pre-approved audit, audit-related and non-audit services exceed the pre-approved estimated fees for such services, the excess amount must be approved by the Audit Committee or its delegate prior to payment.

(e)(2) None of the services included in (b) – (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g) The aggregate non-audit fees billed by the Auditor in each of the last two fiscal years for services to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $5,133,020 in 2023 and $5,565,947 in 2022.

(h)

The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-advisers whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

A schedule of investments for each series of the Trust is included in each report to shareholders

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13.	Exhibits.

(a)(1)	The Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer

March 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer

March 4, 2024

/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer

March 4, 2024